                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-5972
  NAME OF REGISTRANT:                                              VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:              (610) 669-1000
  DATE OF FISCAL YEAR END:                                         OCTOBER 31
  DATE OF REPORTING PERIOD:                                        JULY 1, 2008 - JUNE 30, 2009

  FUND:    VANGUARD FTSE ALL-WORLD EX-US INDEX FUND

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  ISSUER:                3I GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G88473148
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Company's                            ISSUER          YES          FOR               FOR
Accounts for the year to 31 MAR 2008, the Directors'
report and the Auditors' report on those Accounts and
 on the auditable part of the Directors' remuneration
 report

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report for the year to 31 MAR 2008

PROPOSAL #3.: Declare a final dividend of 10.9p per                        ISSUER          YES          FOR               FOR
ordinary share, payable to those shareholders whose
names appear on the register of Members at close of
business on 20 JUN 2008

PROPOSAL #4.: Re-appoint Mr. W. Mesdag as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #5.: Re-appoint Mr. S.P. Ball as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #6.: Re-appoint Sir Robert Smith as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #7.: Re-appoint Mr. O.H.J. Stocken as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Auditors of the Company to hold office until the
conclusion of the next general meeting at which
accounts are laid before the Members

PROPOSAL #9.: Authorize the Board to fix the                               ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #10.: Authorize the Company and any Company                       ISSUER          YES          FOR               FOR
which is or becomes a subsidiary of the Company at
any time during the period for which this resolution
has effect: a) make political donations to political
parties or independent election candidates not exceed
 GBP 20,000 in total; b) make political donations to
political organizations other than political parties
not exceeding GBP 20,000 in total; and c) incur
political expenditure not exceeding GBP 20,000 in
total; [Authority expires the earlier of the
conclusion of the AGM of the Company to be held in
2009 or 08 OCT 2009]; provided that the aggregate
amount of political donations and political
expenditure made or incurred by the Company and its
subsidiaries pursuant to this resolution shall not
exceed GBP 20,000

PROPOSAL #11.: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for all pre-existing authorities to the
extent unused, to allot relevant securities [Section
80 of the Companies Act 1985] up to an aggregate
nominal amount of GBP 94,235,000; [Authority expires
the earlier of the conclusion of the AGM of the
Company to be held in 2009 or 08 OCT 2009]; and the
Directors may allot relevant securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.12: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
passing of Resolution 11 and in substitution of all
pre-existing authorities to the extent unused,
pursuant to Section 95 of the Companies Act 1985 to
allot equity securities [Section 94 of the said Act]
pursuant to the authority conferred by Resolution 11
above, and/or to allot equity securities where such
allotment constitutes an allotment of equity
securities by virtue of section 94(3A) of the said
Act, for cash disapplying the statutory pre-emption
rights [Section 89(1)], provided that this power is
limited to the allotment of equity securities: a) in
connection with an offer of such securities by way of
 rights, or other pre-emptive offer, to holders of
ordinary shares; b) up to an aggregate nominal value
of GBP 14,135,000; [Authority expires the earlier of
the conclusion of the AGM of the Company to be held
in 2009 or 08 OCT 2009]; and the Directors may allot
equity securities after the expiry of this authority
in pursuance of such an offer or agreement made prior
 to such expiry

PROPOSAL #S.13: Authorize the Company, in accordance                       ISSUER          YES          FOR               FOR
with Article 7 of the Company's Articles of
Association in effect prior to the adoption of the
new form of the Company's Articles of Association
pursuant to Resolution 15, and, subject to the
passing of Resolution 15, Article 6 of the Company's
Articles of Association, to make market purchases [as
 specified in Section 163(3) of the Companies Act
1985] of its ordinary shares of up to 38,274,000
ordinary shares; the Company does not pay for each
such ordinary share less than the nominal amount of
such ordinary share at the time of purchase and the
Company does not pay for each such ordinary share
more than 105% of the average of the closing mid-
market prices of the ordinary shares for the 5
business days, immediately preceding the date on
which the Company agrees to buy shares concerned
based on the share prices published in the Daily
Official List of the London stock Exchange;
[Authority expires the earlier of the conclusion of
the AGM of the Company to be held in 2009 or 08 OCT
2009]; the Company, before the expiry, may make a
contract to purchase ordinary shares which will or

PROPOSAL #S.14: Authorize the Company, in accordance                       ISSUER          YES          FOR               FOR
with Article 7 of the Company's Articles of
Association in effect prior to the adoption of the
new form of the Company's Article of Association
pursuant to Resolution 15 and subject to the passing
of the Resolution 15, Article 6 of the Company's
Articles Association, to make market purchases
[Section 163(3) of the Companies Act 1985] of its B
Shares in issue at the date of this notice provided
that: Company does not purchase under the authority
more than 16,566,194 B shares; the Company does not
pay for each such B share less than 1 penny and the B
 share more than 127p; [Authority expires the earlier
 of the conclusion of the AGM of the Company to be
held in 2009 or 08 OCT 2009]; the Company, before the
 expiry, may make a contract to purchase Bshares
which will or may be executed wholly or partly after

PROPOSAL #S.15: Adopt the new form of Articles of                          ISSUER          YES          FOR               FOR
Association as specified as the Articles of
Association of the Company in substitution of, and to
 the exclusion of, the existing Articles of
Association of the Company

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  ISSUER:                3I GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G88473148
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon Resolutions 2 and 3 being passed the authorized
ordinary share capital of the Company be increased
from GBP 409,999,850 to GBP 814,641,604 by the
creation of an additional 547,822,682 ordinary shares
 of 73 19/22 pence each in the capital of the Company

PROPOSAL #2.: Authorize the Directors, subject to                          ISSUER          YES          FOR               FOR
conditional upon Resolutions 1 and 3 being passed and
 in addition to, and not in substitution for, any
existing authority, pursuant to Section 80 of the
Companies Act 1985 [the Act] to exercise all the
power of the Company to allot relevant securities[as
defined in Section 80(2) of the Act] up to an
aggregate nominal amount of GBP 404,641,755 in the
connection of rights issue; [Authority expires the
earlier of the conclusion of the AGM of the Company
to be held in 2009 or 15 months from the passing of
this resolution]; and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
as if this authority had not expired

PROPOSAL #S.3: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
conditional upon Resolutions 1 and 2 and in addition
to, and not in substitution for, any existing
authority, pursuant to Section 95 of the Act, to
allot equity securities [with the meaning of Section
94 of the Act] for cash, in connection with the
rights issue [as specified] pursuant to the authority
 conferred by Resolution 3 above, as specified of
Section 89 of the Act did not apply to any such
allotment, provided that this power is limited to the
 allotment of equity securities up to an aggregate
nominal value of GBP 404,641,755; [Authority expires
the earlier of the conclusion of the AGM of the
Company to be held in 2009 or 15 months from the
passing of this resolution]; and the Directors may
allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement
as if this authority had not expired

PROPOSAL #4.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon Resolutions 1, 2 and 3 being passed the
amendment to: the 3i Group Discretionary Share Plan,
as summarized in part 1 of the Circular; and
Authorize the Directors and to do all such act and
things as may be necessary to carry the same into

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  ISSUER:                A.P. MOELLER - MAERSK A/S
  TICKER:                N/A             CUSIP:     K0514G101
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #a.: Receive the report on the Company's                          ISSUER          NO           N/A               N/A
activities during the past FY

PROPOSAL #b.: Submission of the audited annual report                      ISSUER          NO           N/A               N/A
 for adoption

PROPOSAL #c.: Resolution to grant discharge to the                         ISSUER          NO           N/A               N/A
Directors

PROPOSAL #d.: Resolution on appropriation of profit,                       ISSUER          NO           N/A               N/A
including the amount of dividends, or covering of
loss in accordance with the adopted annual report and
 payment of a dividend of DKK 650 per share of DKK

PROPOSAL #e.: Resolution on authority to acquire own                       ISSUER          NO           N/A               N/A
shares; the Board proposes that in the period until
the next AGM, the Board is authorized to allow the
Company to acquire own shares of a nominal value up
to 10% of the Company's share capital, according to
the Danish Companies Act, Article 48; the purchase
price must not deviate by more than 10% from the
price quoted on Nasdaq OMX Copenhagen A/S on the date
 of the purchase; [Authority in force until the
Company's next AGM]

PROPOSAL #f.: Any requisite election of Members for                        ISSUER          NO           N/A               N/A
the Board of Directors; re-elect Messrs. Michael Pram
 Rasmussen, Jan Topholm, Leise Maersk Mc-Kinney
Moller and Niels Jacobsen as the Board of Directors

PROPOSAL #g.: Election of the Auditors; re-elect KPMG                      ISSUER          NO           N/A               N/A
 Statsautoriseret Revisionspartnerselskab and Grant
Thornton Statsautoriseret Revisionsaktieselskab as
the Auditors of the Company

PROPOSAL #h.: Deliberation of any proposals submitted                      ISSUER          NO           N/A               N/A
 by the Board of Directors or by shareholders

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  ISSUER:                A.P. MOELLER - MAERSK A/S
  TICKER:                N/A             CUSIP:     K0514G135
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Receive the report on the Company's                          ISSUER          YES          FOR               FOR
activities during the past FY

PROPOSAL #B.: Adopt the audited annual report                              ISSUER          YES          FOR               FOR

PROPOSAL #C.: Grant discharge to the Directors                             ISSUER          YES          FOR               FOR

PROPOSAL #D.: Approve the appropriation of profit,                         ISSUER          YES          FOR               FOR
including the amount of dividends, or covering of
loss in accordance with the adopted annual report and
 payment of a dividend of DKK 650 per share of DKK

PROPOSAL #E.: Authorize the Board, in the period                           ISSUER          YES          FOR               FOR
until the next AGM, to allow the Company to acquire
own shares of a nominal value up to 10% of the
Company's share capital, according to the Danish
Companies Act, Article 48; the purchase price must
not deviate by more than 10% from the price quoted on
 Nasdaq OMX Copenhagen A/S on the date of the
purchase; [Authority in force until the Company's

PROPOSAL #F.: Re-elect Messrs. Michael Pram                                ISSUER          YES          FOR               FOR
Rasmussen, Jan Topholm, Leise Maersk Mc-Kinney Moller
 and Niels Jacobsen as the Board of Directors

PROPOSAL #G.: Re-elect KPMG Statsautoriseret                               ISSUER          YES          FOR               FOR
Revisionspartnerselskab and Grant Thornton
Statsautoriseret Revisionsaktieselskab as the
Auditors of the Company

PROPOSAL #H.: Approve the deliberation of any                              ISSUER          YES        AGAINST           AGAINST
proposals submitted by the Board of Directors or by
shareholders

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  ISSUER:                A2A SPA
  TICKER:                N/A             CUSIP:     T0140L103
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the allocation of income and                         ISSUER          NO           N/A               N/A
dividend distribution and remove Directors Messrs.
Capra, Buizza, Capezzuto, Cuter, Rampinelli Rota, and
 Rizzardi;  elect a new Supervisory Board and Approve
 the Director remuneration

PROPOSAL #2.1: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL: Approve  the slate submitted
by the Municipalities of Brescia and Milan

PROPOSAL #2.2: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL: Approve  the slate submitted
by Atel Italia Holding Srl

PROPOSAL #2.3: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL: Approve  the slate submitted
by Carlo Tassara SpA and Energia e Servizi Srl

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  ISSUER:                ABAN OFFSHORE LTD
  TICKER:                N/A             CUSIP:     Y0001N135
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit                         ISSUER          YES          FOR               FOR
and loss account for the YE 31 MAR 2008 and the
balance sheet as on that date together with reports
of the Board of Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend @ 8% p.a. on Non-                         ISSUER          YES          FOR               FOR
Convertible Cumulative Redeemable Preference Shares
for the YE 31 MAR 2008

PROPOSAL #3.: Declare a dividend @ 9% p.a. on                              ISSUER          YES          FOR               FOR
Cumulative Non-Convertible Redeemable Preference
Shares for the YE 31 MAR 2008

PROPOSAL #4.: Declare a dividend on equity shares for                      ISSUER          YES          FOR               FOR
 the YE 31 MAR 2008

PROPOSAL #5.: Re-appoint Mr. V.S. Rao as a Director,                       ISSUER          YES          FOR               FOR
who retires by rotation

PROPOSAL #6.: Re-appoint Mr. P. Venkateswaran as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #S.7: Re-appoint M/s. Ford, Rhodes, Parks &                       ISSUER          YES          FOR               FOR
Co., Chartered Accountants, Chennai as the Auditors
of the Company to hold office from the conclusion of
this AGM to the conclusion of the next AGM to conduct
 the audit on a remuneration plus reimbursement of
expenses incurred in connection with the Audit as may
 be paid on a progressive billing basis to be agreed
between the Auditor and the Board or any Committee

PROPOSAL #S.8: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, in accordance with the provisions of
Section 81 and 81[1A] and all other applicable
provisions, if any, of the Companies Act, 1956
[including any statutory modification[s] or re-
enactment thereof] and relevant provisions of the
Memorandum of Association and Articles of Association
 of the Company, the Foreign Exchange Management Act,
 1999, and the issue of Foreign Currency Convertible
Bonds and Ordinary Shares [through Depository Receipt
 Mechanism] Scheme, 1993, guidelines prescribed by
the Securities and Exchange Board of India [SEBI] and
 subject to such approvals, consents, permissions
and/or sanction of the Ministry of Finance of the
Government of India, Reserve Bank of India and any
other appropriate authorities, institutions or
bodies, as may be necessary and subject to such terms
 and conditions, modifications, alterations as may be
 prescribed and/or specified by any of them in
granting any such approval, consent, permission or
sanction, the consent, [hereinafter referred to as
the Board, which term shall be deemed to include any
Committee thereof] to offer, issue, and allot, in the
 course of one or more offerings, in one or more
domestic/foreign markets, any securities [including
but not limited to Equity Shares, Global Depository
Receipts American Depository Receipts/Shares, Foreign
 Currency Convertible Bonds, Convertible Bonds, Euro
- Convertible Bonds that are convertible at the
option of the Company and / or at the option of the
holders of such securities, securities partly or
fully convertible into Equity Shares and / or
securities linked to Equity Shares and / or any
instruments or securities with or without detachable
warrants secured or unsecured or such other types of
securities representing either Equity Shares or
convertible securities] [hereinafter referred to as
securities] to Foreign/Domestic investors, Non-
residents, Foreign Institutional Investors/Foreign
Companies /NRI(s)/Foreign National(s) or such other
entities or persons as may be decided by the Board,
whether or not such persons/entities/investors are
Members of the Company through Prospectus, Offering
Letter, Circular to the general public and / or
through any other mode or on private placement basis
as the case may be from time to time in one or more
tranches as may be deemed appropriate by the Board on
 such terms and conditions as the Board may in its
absolute discretion deem fit for an amount not
exceeding USD 400 Million including green shoe option
 on such terms and conditions including pricing as
the Board may in its sole discretion decide including
 the form and the persons to whom such securities may
 be issued and all other terms and conditions and
matters connected therewith and approve without
prejudice to the generality of the above the
aforesaid issue of the Securities may have all or any
 term or combination of terms in accordance with
normal practice including but not limited to
conditions in relation to payment of interest,

PROPOSAL #S.9: Approve, pursuant to the provisions of                      ISSUER          YES        AGAINST           AGAINST
 Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956 [including any
amendments thereto or re-enactment thereon], the
provisions of Chapter XIII A of the SEBI [Disclosure
and Investor Protection] Guidelines 2000 [SEBI DIP
Guidelines], the provisions of the Foreign Exchange
Management Act, 1999 [FEMA], Foreign Exchange
Management [Transfer or issue of Security by a Person
 Resident outside India] Regulations 2000 [FEMA
Regulations] and such other statutes, rules,
regulations and guidelines as may be applicable and
relevant, the Board of Directors may at their
absolute discretion, issue, offer and allot Equity
Shares/ Fully convertible Debentures [FCD)]/ Partly
Convertible Debentures [PCD]/ Optionally convertible
Debentures [OCD] or any other securities other than
warrants, which are convertible into or exchangeable
with the equity shares of the Company or other
specified securities [hereinafter collectively
referred to as Securities] in one or more placements
to Qualified Institutional Buyers [as defined under
SEBI DIP Guidelines, QIB] for an amount not exceeding
 INR 1000 Crores inclusive of such premium as may be
finalized by the Board under a Qualified
Institutional Placement [QIP] as provided under the
SEBI DIP Guidelines]; where Securities which are
convertible into or exchangeable with Equity Shares
at a later date are issued under a QIP authorized
under the previous paragraph, the relevant date for
the purpose of determining the pricing of the
resultant shares shall be 18 AUG 2008, the day which
is 30 days prior to 17 SEP 2008, the date on which
the meeting of general body of shareholders is held,
in terms of Section 81(1A) of the Companies Act, 1956
 to consider the proposed issue of Securities by way
of a QIP; and i) the Securities to be so created,
offered, issued and allotted shall be subject to the
provisions of the Memorandum of Association and
Articles of Association of the Company and ii) the
Underlying Equity Shares shall rank paripassu with
the existing Equity Shares of the Company in all
respects including payment of dividend; without
prejudice to the generality of the above, subject to
applicable laws as aforesaid securities may have such
 features and attributes or any terms or combination
of terms in accordance with the international
practice to provide for the tradability thereof as
per the prevailing practices and regulations in the
capital markets including but not limited to the
terms and conditions what so ever including terms for
 the issue of additional securities and authorize the
 Board in its absolute discretion in such manner as
it may deem fit to dispose off such of the securities
 that are not subscribed; for the purpose of giving
effect to the above resolution to do all such acts
deeds matters and things including but not limited to
 creation of mortgage/charge under section 293(1)(a)
of the Companies Act, in respect of securities as
aforesaid either on paripassu basis or otherwise, as

PROPOSAL #S.10: Approve, pursuant to Section 94 and                        ISSUER          YES          FOR               FOR
other applicable provisions, if any, of the Companies
 Act, 1956, to increase the authorized share capital
of the Company from INR 1000,00,00,000 divided into
250,00,00,000 Equity Shares of INR 2 each aggregating
 to INR 500,00,00,000 and 50,00,00,000 Cumulative
Redeemable Preference Shares of INR 10 each
aggregating to INR 500,00,00,000 to INR
1500,00,00,000 divided into 250,00,00,000 Equity
Shares of INR 2 each aggregating to INR 500,00,00,000
 and 100,00,00,000 Cumulative Redeemable Preference
Shares of INR 10 each aggregating to INR
1000,00,00,000 with the power to increase or reduce,
consolidate, subdivide the capital in accordance with
 the provisions of the Companies Act, 1956

PROPOSAL #S.11: Amend the existing Clause V of the                         ISSUER          YES          FOR               FOR
Memorandum of Association of Company and substituted
with the specified new Clause

PROPOSAL #S.12: Amend the existing Clause 3 of the                         ISSUER          YES          FOR               FOR
Articles of Association of the Company and
substituted with specified new clause

PROPOSAL #S.13: Approve to issue the 50,00,00,000                          ISSUER          YES          FOR               FOR
Cumulative Redeemable Preference Shares of INR 10
each forming part of the authorized share capital of
the Company at par/premium/discount and allotted to
any person or persons, in one or more tranches and on
 such terms as to dividend, preferential payment and
redemption as the Board of Directors [hereinafter
referred to as the Board which term shall include any
 Committee(s) which the Board may constitute to
exercise the powers of the Board including the powers
 conferred by this resolution] may deem fit and that
the provisions of Section 81 of the Companies Act,
1956 shall not apply to the aforesaid issue and that
such shares need not be offered to the existing
Shareholders of the Company and authorize the Board
of Directors or a Committee thereof to do all acts
and deeds as may be necessary, usual, proper and
expedient to give effect to this resolution including
 listing of securities in the Stock Exchanges, if

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  ISSUER:                ABB LTD
  TICKER:                N/A             CUSIP:     H0010V101
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and                                ISSUER          NO           N/A               N/A
consolidated financial statements, annual financial
statements and the Auditors' reports

PROPOSAL #2.1: Approve the annual report, the                              ISSUER          YES          FOR               FOR
consolidated financial statements, and the annual
financial statements for 2008

PROPOSAL #2.2: Receive the remuneration report [as                         ISSUER          YES          FOR               FOR
per pages 49 55 of the annual report]

PROPOSAL #3.: Grant discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors and the Management

PROPOSAL #4.: Approve to release CHF 650,000,000 of                        ISSUER          YES          FOR               FOR
the legal reserves and allocate those released
reserves to other reserves and to carry forward the
available earnings in the amount of CHF 2,555,479,132

PROPOSAL #5.: Approve to renew ABB Ltd s authorized                        ISSUER          YES          FOR               FOR
share capital in an amount not to exceed CHF
404,000,000, enabling the issuance of up to
200,000,000 ABB Ltd shares with a nominal value of
CHF 2.02, each by not later than 05 MAY 2011, by
amending the Articles of Incorporation with a new

PROPOSAL #6.: Approve: to reduce the share capital of                      ISSUER          YES          FOR               FOR
 CHF 4,692,041,526.70 by CHF 1,114,940,560.80 to CHF
3,577,100,965.90 by way of reducing the nominal value
 of the registered shares from CHF 2.02 by CHF 0.48
to CHF 1.54 and to use the nominal value reduction
amount for repayment to the shareholders; b) to
confirm as a result of the report of the auditors,
that the claims of the creditors are fully covered
notwithstanding the capital reduction; c) to amend
Article 4 Paragraph1 of the Articles of Incorporation
 according to the specified words as per the date of
the entry of the capital reduction in the commercial
register Article 4 Paragraph 1; the share capital of
the Company is CHF 3,577,100,965.90 and is divided
into 2,322,792,835 fully paid registered shares; each
 share has a par value of CHF 1.54; and d) to amend
Article 4bis Paragraphs.1 and 4, and Article 4ter
Paragraph 1 of the Articles of Incorporation,
correspondingly reflecting the reduced nominal value
of the registered shares from CHF 2.02 by CHF 0.48 to
 CHF 1.54, as per the date of the entry of the
capital reduction in the commercial register

PROPOSAL #7.: Approve to modify the By-laws according                      ISSUER          YES          FOR               FOR
 to the reduction of the share capital

PROPOSAL #8.1: Elect Mr. Hubertus Von Gruenberg as a                       ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #8.2: Elect Mr. Roger Agnelli as a Member of                      ISSUER          YES          FOR               FOR
 the Board of Directors

PROPOSAL #8.3: Elect Mr. Louis R. Hughes as a Member                       ISSUER          YES          FOR               FOR
of the Board of Directors

PROPOSAL #8.4: Elect Mr. Hans Ulrich Maerki as a                           ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #8.5: Elect Mr. Michel de Rosen as a Member                       ISSUER          YES          FOR               FOR
of the Board of Directors

PROPOSAL #8.6: Elect Mr. Michael Treschow as a Member                      ISSUER          YES          FOR               FOR
 of the Board of Directors

PROPOSAL #8.7: Elect Mr. Bernd W. Voss as a Member of                      ISSUER          YES          FOR               FOR
 the Board of Directors

PROPOSAL #8.8: Elect Mr. Jacob Wallenberg as a Member                      ISSUER          YES          FOR               FOR
 of the Board of Directors

PROPOSAL #9.: Elect Ernst & Young AG as the Auditors                       ISSUER          YES          FOR               FOR
for FY 2009

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  ISSUER:                ABB LTD, BANGALORE
  TICKER:                N/A             CUSIP:     Y0005K103
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 DEC 2008 and the audited profit and
loss account for the YE on that date and the reports
of the Directors and the Auditors' thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. Peter Leupp as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation by this AGM

PROPOSAL #4.: Re-elect Mr. Nasser Munjee as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation by this AGM

PROPOSAL #5.: Appoint Messrs. S.R. Battiboi & Company                      ISSUER          YES          FOR               FOR
 Chartered Accountants as the Statutory Auditors of
the Company to hold office from the conclusion of
this AGM until the conclusion of the neat AGM and
authorize the Board of Directors to fix their

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ABC-MART,INC.
  TICKER:                N/A             CUSIP:     J00056101
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ABERTIS INFRAESTRUCTURAS SA, BARCELONA
  TICKER:                N/A             CUSIP:     E0003D111
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts for 2008                         ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the capital increase charged to                      ISSUER          YES          FOR               FOR
 reserves and to issue premium accounts, with
modification to the Article 5 of the Bylaws, request
for admission on official markets and delegation to
the Board to execute it

PROPOSAL #3.: Approve the resignation, appointment                         ISSUER          YES        AGAINST           AGAINST
and re-election of the Board Members

PROPOSAL #4.: Appoint the Account Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the introduction of share                            ISSUER          YES          FOR               FOR
submission plan 2009 and options plan 2009

PROPOSAL #6.: Authorize the Board of Directors for                         ISSUER          YES          FOR               FOR
the acquisition of own shares, their transfer and
ability to reduce share capital to recover own shares

PROPOSAL #7.: Approve the delegation to the Board to                       ISSUER          YES          FOR               FOR
formalize all the resolutions adopted in the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ABSA GROUP LTD
  TICKER:                N/A             CUSIP:     S0269J708
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Groups and the Company's                         ISSUER          YES          FOR               FOR
audited financial statements for the YE 31 DEC 2008

PROPOSAL #2.: Approve the sanction the proposed                            ISSUER          YES          FOR               FOR
remuneration payable to Non-Executive Directors 01
MAY 2009 as specified

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers Inc                        ISSUER          YES          FOR               FOR
and Ernst & Young Inc as the Auditors of the Company
until the conclusion of the next AGM

PROPOSAL #4.1: Re-elect Mr. D.C. Brink as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #4.2: Re-elect Mr. B.P. Connellan as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.3: Re-elect Mr. Y.Z. Cuba as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #4.4: Re-elect Mr. G. Griffin as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #4.5: Re-elect Mr. M.W. Hlahla as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #4.6: Re-elect Mr. R. Le Blanc as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #4.7: Re-elect Mr. N.P. Mageza as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #4.8: Re-elect Mr. T.S. Munday as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #5.1: Appoint Mr. B. De Vitry as a Director                       ISSUER          YES          FOR               FOR
of the Company on 23 MAR 2009

PROPOSAL #5.2: Appoint Mr. M.J. Husain as a Director                       ISSUER          YES          FOR               FOR
of the Company on 28 NOV 2008

PROPOSAL #5.3: Appoint Mr. A. Jenkins as a Director                        ISSUER          YES          FOR               FOR
of the Company on 23 MAR 2009

PROPOSAL #5.4: Appoint Mr. T. M. Mokgosi-Mwantembe as                      ISSUER          YES          FOR               FOR
 a Director of the Company on 28 NOV 2008

PROPOSAL #5.5: Appoint Mr. S. G. Pretorius as a                            ISSUER          YES          FOR               FOR
Director of the Company on 01 JAN 2009

PROPOSAL #5.6: Appoint Mr. M. Ramos as a Director of                       ISSUER          YES          FOR               FOR
the Company on 01 MAR 2009

PROPOSAL #6.: Approve to place the authorized but                          ISSUER          YES          FOR               FOR
unissued ordinary shares of the Company [other than
those specifically identified and authorized for
issue in terms of any other authority by
shareholders]; authorize the Directors, , subject to
any applicable legislation and the Listings
Requirements of the JSE Limited [JSE] from time to
time and any other stock exchange upon which ordinary
 shares in the capital of the Company may be quoted
or listed from time to time, to allot and issue those
 ordinary shares on any such terms and conditions as
they deem fit, subject to the proviso that the
aggregate number of ordinary shares able to be
allotted and issued in terms of this resolution shall
 be limited to 5% of the number of ordinary shares in
 issue at 31 DEC 2008, the maximum number of shares
that can be allotted and issue d in terms of the
above is 34,013,915 ordinary shares [being 5% of the
680,278,301 ordinary shares in issue as at 31 DEC

PROPOSAL #S.7: Approve that the Company may, subject                       ISSUER          YES          FOR               FOR
to the Companies Act, 1973, the Company's Articles of
 Association and the Listings Requirements of the JSE
 Limited [JSE] from time to time [Listings
Requirements] and any other stock exchange upon which
 the securities in the capital of the Company may be
quoted or listed from time to time, at any time on
the last Option Exercise Date as defined in the
Articles of Association of the Company, which will be
 01 JUN 2009, unless 01 JUN 2009 falls within a
closed period in which event the date of 01 JUN 2009
will be extended until after the closed period in
terms of the Articles of Association of the Company
[Sale Date], repurchase 36,503,000 redeemable
cumulative option-holding par value preference shares
 of ZAR 2.00 each with the rights, privileges,
conditions, limitations and obligations as in the
Articles of Association of the Company [Redeemable
Preference Shares] from Batho Bonke Capital
[Proprietary] Limited, registration number
2003/016319/07 [Batho Bonke] at a purchase price per
Redeemable Preference Share calculated in accordance
with the specified formula, this resolution shall
remain in force until such time as it is amended or

PROPOSAL #S.8: Approve that, the Company may on the                        ISSUER          YES          FOR               FOR
last Option Exercise Date, as defined in Article 178
of the Articles of Association of the Company, which
will be 01 JUN 2009, unless 01 JUN 2009 falls within
a closed period in which event the date of 01 JUN
2009 will be extended until after the closed period
in terms of the Articles of Association of the
Company [the Sale Date], provide financial assistance
 as contemplated in Section 38 of the Companies Act,
1973, as envisaged; by the specific repurchase and
cancellation on the Sale Date by the Company of
36,503,000 Redeemable Preference Shares in the
capital of the Company under Resolution S.1, and by
way of the Company subscribing on the Sale Date, if
required, for up to 36,649,300 Newco C Preference
Shares in the capital of Batho Bonke Capital
[Proprietary] Limited, registration number
2003/016319/07 [Ratho Bonke], for a total aggregate
purchase price and subscription price sufficient to
allow Batho Bonke to pay up to ZAR 2,528,801,700.00
for purposes of it effectively exercising, at the
maximum Option Strike Price of ZAR 69,00 per Option
[as defined in Article 178 of the Articles of
Association of the Company], on the Sale Date,
36,649,300 Options [as defined in Article 178 of the
Articles of Association of the Company] and to
subscribe for the corresponding Absa Subscription
Shares [as defined in Article 178 of the Articles of
Association of the Company] at an aggregate
subscription price of up to ZAR 2,528,801,700.00

PROPOSAL #S.9: Approve that the Company may, subject                       ISSUER          YES          FOR               FOR
to the Companies Act, 1973, the Company's Articles of
 Association and the Listings Requirements of the JSE
 from time to time [Listings Requirements] and any
other stock exchange upon which the securities in the
 capital of the Company may be quoted or listed from
time to time, at any time after 01 SEP 2009
repurchase that number of Absa Subscription Shares
[as defined in the Articles of Association of the
Company] [Repurchased Absa Ordinary Shares] from
Batho Bonke Capital [Proprietary] Limited,
registration number 2003/016319/07 [Batho Bonke] as
is equal to the redemption amount [Newco C Preference
 Share Redemption Amount] payable by Bathe Bonke to
the Company on the date of redemption [Newco C
Preference Share Redemption Date] by Bathe Bonke of
Newco C Preference Shares in the capital of Bathe
Bonke from the Company, minus any other funds which
may be available to Bathe Bonke for the redemption,
divided by the Market Value of an Ordinary Share as
at the Newco C Preference Share Redemption Date [as
such Market Value of an Ordinary Share is determined
on the same basis mutatis mutandis as provided for in
 Article 178 of the Articles of Association of the
Company], at an aggregate purchase price equal to the
 number of Repurchased Absa Ordinary Shares
multiplied by the Market Value of an Ordinary Share
as at the Newco C Preference Share Redemption Date
[as determined on the same basis mutatis mutandis as
provided for in Article 178 of the Articles of
Association of the Company], provided that this
specific authority conferred by this resolution shall
 be valid only until it is amended or revoked by a

PROPOSAL #S.10: Approve that the Company, or any                           ISSUER          YES          FOR               FOR
subsidiary of the Company may, subject to the
Companies Act, the Company's Articles of Association
and the Listings Requirements of the JSE from time to
 time [Listings Requirements and any other stock
exchange upon which the securities in the capital of
the Company may be quoted or listed from time to
time, repurchase ordinary shares issued by the
Company, [Authority expires earlier of the Company's
next AGM or for 15 months from the date of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACC LTD
  TICKER:                N/A             CUSIP:     Y0002C112
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited profit and loss                            ISSUER          YES          FOR               FOR
account for the FYE 31 DEC 2008, the balance sheet as
 at that date and the report of the Directors and the
 Auditors thereon

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. N. S. Sekhsaria who                           ISSUER          YES          FOR               FOR
retires by rotation

PROPOSAL #4.: Re-appoint Mr. Paul Hugentobler who                          ISSUER          YES          FOR               FOR
retires by rotation

PROPOSAL #5.: Re-appoint Mr. Markus Akermann who                           ISSUER          YES          FOR               FOR
retires by rotation

PROPOSAL #6.: Re-appoint Mr. M. L. Narula who retires                      ISSUER          YES          FOR               FOR
 by rotation

PROPOSAL #7.: Appoint Messrs. S. R. Batliboi &                             ISSUER          YES          FOR               FOR
Associates, Chartered Accountants, as the Auditors of
 the Company on such remuneration as agreed upon by
the Board of Directors and the Auditors, in addition
to reimbursement of service tax and all out of pocket
 expenses in connection with the audit of the
accounts of the Company for the YE 31 DEC 2009

PROPOSAL #8.: Appoint Mr. Onne van der Weijde as a                         ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #9.: Approve the partial modification of                          ISSUER          YES          FOR               FOR
Resolution No. 12 passed at the 71st AGM held on 28
MAR 2007 for the appointment and terms of
remuneration of Mr. Sumit Banerjee, Managing Director
 of the Company, and in accordance with the
provisions of Sections 269, 309, 310 and other
applicable provisions, if any, of the Companies Act,
1956, the Company approves the variation in the terms
 of appointment of Mr. Sumit Banerjee, Managing
Director, [including the remuneration to be paid in
the event of loss or inadequacy of profits in any FY
during the tenure of his appointment], for the
remainder of the tenure of his contract as specified
in the draft supplemental agreement submitted to this
 meeting and signed by the Company Secretary for the
purpose of identification, which agreement is

PROPOSAL #S.10: Amend, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 31 and other applicable provisions, if any,
of the Companies Act, 1956, the Articles of
Association of the Company by substituting the
existing Article 157(ii) with the following Article

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACCIONA S A
  TICKER:                N/A             CUSIP:     E0008Z109
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts of the                           ISSUER          YES          FOR               FOR
Company and the consolidated Group of 2008

PROPOSAL #2.: Approve the Management report and the                        ISSUER          YES          FOR               FOR
Board of Directors Management report

PROPOSAL #3.: Approve the application of the result                        ISSUER          YES          FOR               FOR
of the year 2008

PROPOSAL #4.: Re-elect the Auditors                                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the renewal of the Board of                          ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR
including the Board of Directors consisting of part
of their variable salary in shares and in preferment
subscription rights and the adjudication in 2008

PROPOSAL #7.: Approve the acquisition of derivated                         ISSUER          YES          FOR               FOR
own shares leaving without effect the previous
authorization in the OGM of 2008 and destine part of
the shares total or parcially to the retributions plan

PROPOSAL #8.: Approve the delegation to the Board of                       ISSUER          YES          FOR               FOR
Directors of the faculty of increase the social
capital until an import of 31,775,000 euros with the
faculty of exclude totally or parcially the preferent
 subscription right

PROPOSAL #9.: Approve the delegation to the Board of                       ISSUER          YES          FOR               FOR
Director to issue bonds promissory notes and other
fixed income or warrants with a limit of
2,600,000,000 euros excluding the promissory notes
that will have a limit of 1,000,000,000 euros

PROPOSAL #10.: Approve the delegation of powers to                         ISSUER          YES          FOR               FOR
the Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACCOR SA, COURCOURONNES
  TICKER:                N/A             CUSIP:     F00189120
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve financial statements and the                         ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #2.: Approve the consolidated financial                           ISSUER          YES          FOR               FOR
statements and the statutory reports

PROPOSAL #3.: Approve the allocation of income and                         ISSUER          YES          FOR               FOR
dividends of EUR 1.65 per Share

PROPOSAL #4.: Approve the Stock Dividend Program                           ISSUER          YES          FOR               FOR
[Cash or Shares]

PROPOSAL #5.: Re-elect Mr. Thomas J. Barack as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Mr. Sebastien Bazin as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Re-elect Mr. Philippe Citerne as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #8.: Re-elect Mr. Gabriele Galateri as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #9.: Re-elect Mr. Gilles Pelisson as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #10.: Ratify the appointment and re-election                      ISSUER          YES          FOR               FOR
 of Mr. Alain Quinet as a Director

PROPOSAL #11.: Re-elect Mr. Franck Riboud as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #12.: Ratify the appointment and re-election                      ISSUER          YES          FOR               FOR
 of Mr. Patrick Sayer as a Director

PROPOSAL #13.: Elect Mr. Jean-Paul Bailly as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #14.: Elect Mr. Denis Hennequin as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #15.: Elect Mr. Bertrand Meheut as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #16.: Elect Ms.Virginie Morgon as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #17.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Directors in the aggregate amount of EUR 420,000

PROPOSAL #18.: Approve the transaction with Caisse                         ISSUER          YES          FOR               FOR
Des Depots Et Consignations

PROPOSAL #19.: Approve the transaction with Colony                         ISSUER          YES          FOR               FOR
Capital SAS

PROPOSAL #20.: Approve the transaction with Gilles                         ISSUER          YES          FOR               FOR
Pelisson

PROPOSAL #21.: Approve the transaction with Gilles                         ISSUER          YES        AGAINST           AGAINST
Pelisson

PROPOSAL #22.: Approve the transaction with Gilles                         ISSUER          YES          FOR               FOR
Pelisson

PROPOSAL #23.: Approve the transaction with Paul                           ISSUER          YES          FOR               FOR
Dubrule and Gerard Pelisson

PROPOSAL #24.: Grant authority to repurchase of Up to                      ISSUER          YES          FOR               FOR
 10% of issued share capital special business

PROPOSAL #25.: Approve the reduction in Share capital                      ISSUER          YES          FOR               FOR
 via cancellation of repurchased shares

PROPOSAL #26.: Grant authority to issue of equity or                       ISSUER          YES          FOR               FOR
equity-linked securities with preemptive rights up to
 aggregate nominal amount of EUR 200 Million

PROPOSAL #27.: Approve the issuance of equity or                           ISSUER          YES        AGAINST           AGAINST
equity-linked securities without preemptive rights up
 to aggregate nominal amount of EUR 150 Million, with
 the possibility not to offer them to the public

PROPOSAL #28.: Grant authority to increase the                             ISSUER          YES          FOR               FOR
capital of up to 10% of issued capital for future

PROPOSAL #29.: Authorize the Board, subject to                             ISSUER          YES        AGAINST           AGAINST
Approval of Items 26 and/or 27, to increase capital
in the event of additional demand related to
delegation submitted to shareholder vote above

PROPOSAL #30.: Approve the capitalization of reserves                      ISSUER          YES          FOR               FOR
 of up to EUR 200 Million for bonus issue or increase
 in par value

PROPOSAL #31.: Approve to set global limit for                             ISSUER          YES          FOR               FOR
capital increase to result from all issuance requests
 under Items 26 to 30 at EUR 300 Million

PROPOSAL #32.: Approve the Employee Stock Purchase                         ISSUER          YES          FOR               FOR
Plan
PROPOSAL #33.: Grant authority to fill the required                        ISSUER          YES          FOR               FOR
documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACER INC NEW
  TICKER:                N/A             CUSIP:     Y0004E108
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.1: To report the business of 2008                              ISSUER          NO           N/A               N/A

PROPOSAL #I.2: To report the stock exchange and new                        ISSUER          NO           N/A               N/A
issuance of shares due to the acquisition of E-TEN
Information Systems Co. Ltd

PROPOSAL #I.3: To report the amendments to Acer                            ISSUER          NO           N/A               N/A
Incorporated 2008 Discounted Employee Stock Option
Plan (ESOP)

PROPOSAL #I.4: Supervisors' review report                                  ISSUER          NO           N/A               N/A

PROPOSAL #II.1: To accept 2008 financial statements                        ISSUER          YES          FOR               FOR
and business report

PROPOSAL #II.2: To approve the proposal for                                ISSUER          YES          FOR               FOR
distribution of 2008 profits [cash dividend: TWD 2.0
per share  stock dividend:10/1000 shares]

PROPOSAL #II.3: To approve the capitalization of 2008                      ISSUER          YES          FOR               FOR

PROPOSAL #II.4: To approve issuance of discounted                          ISSUER          YES          FOR               FOR
employee stock option

PROPOSAL #II.5: To approve amendments to Acer's                            ISSUER          YES          FOR               FOR
Procedures Governing Lending of Capital to Others

PROPOSAL #II.6: To approve amendments to Acer's                            ISSUER          YES          FOR               FOR
Procedures Governing Endorsement and Guarantee

PROPOSAL #III.: Special motion                                             ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACERINOX SA
  TICKER:                N/A             CUSIP:     E0060D145
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the individual and consolidated                      ISSUER          YES          FOR               FOR
 financial statements and allocation of income of the
 FY 2008

PROPOSAL #2.: Grant discharge to the Directors for                         ISSUER          YES          FOR               FOR
distribution of dividends for FY 2008 paid on 05 JAN
09 and 03 APR 09

PROPOSAL #3.: Authorize the Board of Directors for                         ISSUER          YES          FOR               FOR
the acquisition of own shares

PROPOSAL #4.: Approve the special dividends charged                        ISSUER          YES          FOR               FOR
to the issuance premium account

PROPOSAL #5.: Re-elect KPMG Auditors S.L. as the                           ISSUER          YES          FOR               FOR
External Auditors for the individual and consolidated
 accounts for FY 2009

PROPOSAL #6.1: Re-elect Mr. Fumio Oda as a Sunday                          ISSUER          YES        AGAINST           AGAINST
Board Member

PROPOSAL #6.2: Re-elect Mr. Diego Prado Perez-Seoane                       ISSUER          YES        AGAINST           AGAINST
as a Sunday Board Member

PROPOSAL #6.3: Appoint Mr. Hattori as a Sunday Board                       ISSUER          YES        AGAINST           AGAINST
Member in substitution of Mr. Hayakawa

PROPOSAL #7.: Approve the report on the Management                         ISSUER          YES          FOR               FOR
report as mandated by Article 116 BIS of the Spanish
Stock Market

PROPOSAL #8.: Approve the reduction in outstanding                         ISSUER          YES          FOR               FOR
capital via amortization of treasury shares excluding
 objections from creditors Article 5 of Company
Bylaws accordingly

PROPOSAL #9.: Grant delegation of powers to formalize                      ISSUER          YES          FOR               FOR
 and execute all resolutions adopted by the
shareholders at the General Shareholders  Meeting,
for conversion thereof into a public instrument, and
for the interpretation, correction and
supplementation thereof or further elaboration
thereon until the required registrations are made

PROPOSAL #10.: Approve the minute                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACOM CO.,LTD.
  TICKER:                N/A             CUSIP:     J00105106
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Change
Business Lines

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint Accounting Auditors                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACS ACTIV DE CONSTRUC Y SERV
  TICKER:                N/A             CUSIP:     E7813W163
  MEETING DATE:          12/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to redeem the bought-back                            ISSUER          YES          FOR               FOR
shares and modify the Article 6

PROPOSAL #2.: Grant authority for the acquisition of                       ISSUER          YES          FOR               FOR
own shares

PROPOSAL #3.: Elect Messrs. Agustin Batuecas, Alvaro                       ISSUER          YES        AGAINST           AGAINST
Cuervo, Jose M. Loizaga, Pedro Lopez, Santos
Martinez-Conde, Florentino Perez, Julio Sacristan,
Pablo Vallbona, Jose L. Del Valle, Antonio Garcia,
Joan David Grima, Miquel Roca and Juan March de la
Lastra as the Directors

PROPOSAL #4.: Approve the delegation of powers to                          ISSUER          YES          FOR               FOR
execute the Agreements adopted

PROPOSAL #5.: Approve the minutes                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACS ACTIV DE CONSTRUC Y SERV
  TICKER:                N/A             CUSIP:     E7813W163
  MEETING DATE:          5/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts, the                             ISSUER          YES          FOR               FOR
management report of the exercise 2008 of the society
 and the consolidated group application of the result

PROPOSAL #2.: Approve to make knowledge of the                             ISSUER          YES          FOR               FOR
corporate social responsibility report and of the
special report of the 116 BIS Article of the markets
shares law of the 2008 exercise

PROPOSAL #3.: Approve the management of the Board of                       ISSUER          YES          FOR               FOR
Directors in 2008

PROPOSAL #4.: Ratify, dismissal and appoint in its                         ISSUER          YES        AGAINST           AGAINST
case of Directors

PROPOSAL #5.: Appoint the Auditors accounts as the                         ISSUER          YES          FOR               FOR
society either of the Company as of consolidated group

PROPOSAL #6.: Grant authority for the acquisition of                       ISSUER          YES          FOR               FOR
derivated own shares

PROPOSAL #7.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
increase up 50 % of the social capital maximum in the
 next 5 years in one or more times with the
attribution of the allocation of the faculty of
exclude the preferrent subscription right

PROPOSAL #8.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
issue bonds promissory notes and fixed income and
warrant over shares of the Company, setting the rules
 to the Board of Directors for make the increase of
capital and exclude the preferent subscription right
of the shareholders, authorize the Board of Directors
 to guarantee obligations of the issue of fixed
income of the affiliated companies

PROPOSAL #9.: Approve the agreement of amortization                        ISSUER          YES          FOR               FOR
of shares of the treasury

PROPOSAL #10.: Authorize the Board of Directors for                        ISSUER          YES          FOR               FOR
the establishment of the options over shares plan

PROPOSAL #11.: Authorize the faculties for the                             ISSUER          YES          FOR               FOR
execution of the agreements

PROPOSAL #12.: Approve the minute                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ACTELION LTD., ALLSCHWIL
  TICKER:                N/A             CUSIP:     H0032X135
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the business report with annual                      ISSUER          YES          FOR               FOR
 report, annual accounts and accounts of the Group as
 per 31 DEC 2008

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance result as per 31 DEC 2008

PROPOSAL #3.: Grant discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors and the Management

PROPOSAL #4.1: Re-elect Mr. Robert Cawthorn as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.2: Elect Mr. Joseph Scodari as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Elect Mr. Michael Jacobi as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Elect Mr. Elias Zerhouni as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Ernst Young AG as the Auditors                         ISSUER          YES          FOR               FOR
for the FY 2009

PROPOSAL #6.1: Approve to increase the issue of a                          ISSUER          YES        AGAINST           AGAINST
convertible bonds and/or options without preemptive
rights approve creation of CHF 4.3 million pool of
capital to guarantee conversion rights

PROPOSAL #6.2: Approve the creation of CHF 31 million                      ISSUER          YES        AGAINST           AGAINST
 pool of capital without preemptive rights

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADANI ENTERPRISES LTD
  TICKER:                N/A             CUSIP:     Y00106131
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company: in furtherance to the resolutions passed
 earlier at the general meetings and by way of postal
 ballot processes pursuant to the provisions of the
Section 372A and other applicable provisions, if any,
 of the Companies Act, 1956 or any amendments or
modifications thereof [including any ordinance or
statutory modification, re-enactment thereof for the
time being in force] and subject to consent and
approvals of the Reserve Bank of India [RBI], Public
Financial Institution(s), Stock Exchange(s),
Securities and Exchange Board of India [SEBI] or such
 other authorities, if required and/or in accordance
with guidelines and notifications issued by the SEBI,
 Government etc., and such other approvals/
permissions as may be necessary under any other
statute for time being in force, consent and
approvals of the Company: a) to invest/acquire from
time to time by way of subscription, purchase,
conversion or otherwise equity shares, preference
shares, debentures [whether convertible or non-
convertible] or any other financial instruments of
Adani Power Limited, to the extent of INR 3000 crores
 as the Board may think fit, in excess of and in
addition to the limits for which the Members'
approval has already been obtained in the general
meetings and by way of postal ballot processes
earlier or the limit specified in the Section 372A of
 the Companies Act, 1956, whichever is higher; and b)
 to make/ give from time to time any loan or loans to
 Ashapura Aluminium Limited, to the extent of INR 200
 crores as the Board may think fit, in excess of and
in addition to the limits for which the Members'
approval has already been obtained in the general
meetings and by way of postal ballot processes
earlier or the limits specified in the Section 372A
of the Companies Act, 1956, which ever is higher; and
 to take all such actions and to give all such
directions as may be necessary or desirable and also
to settle any question or difficulty that may arise
in regard to the proposed investment or loan made and
 further to do all such acts, deeds, matters and
things and to execute all such deeds, documents and
writings as may be necessary, desirable or expedient

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADANI ENTERPRISES LTD
  TICKER:                N/A             CUSIP:     Y00106131
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, profit and loss account for
the YE on that date, the reports of the Board of
Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on Equity Shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Dr. Pravin P. Shah as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Jay H. Shah as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint M/s. Dharmesh Parikh and Co.,                        ISSUER          YES          FOR               FOR
Chartered Accountants, Ahmedabad , as the Auditors of
 the Company, to hold office from the conclusion of
this meeting until the conclusion of the next AGM of
the Company at such remuneration [including fees for
certification] and reimbursement of out of pocket
expenses for the purpose of audit as may be approved
by the Audit Committee/Board of Directors of the
Company

PROPOSAL #6.: Re-appoint, in accordance with the                           ISSUER          YES          FOR               FOR
provisions of Sections 198, 269, 309, Schedule XIII
and other applicable provisions of the Companies Act,
 1956 [including any statutory modifications or re-
enactment thereof for the time being in force], of
Shri Gautam S. Adani as an Executive Chairman of the
Company for a period of 5 years with effect from 01
DEC 2008, on the terms and conditions including terms
 and of remuneration as specified and authorize the
Board of Directors to alter and vary the terms and
conditions of the said appointment so as the total
remuneration payable to him shall not exceed the
limits specified in Schedule XIII to the Companies
Act, 1956 including any statutory modification or re-
enactment thereof, for the time being in force and as
 agreed by and between the Board of Directors and
Shri Gautam S. Adani ; and in the event of any
statutory amendment or modification by the Central
Government to Schedule XIII to the Companies Act,
1956, and to vary and alter the terms of appointment
including salary, commission, perquisites, allowances
 etc. payable to Shri Gautam S. Adani within such
prescribed limit or ceiling and as agreed by and
between the Company and Shri Gautam S. Adani without
an further reference to the Company in general
meeting, and to take such steps as may be necessary

PROPOSAL #7.: Approve, in accordance with the                              ISSUER          YES          FOR               FOR
provisions of Sections 198, 309, Schedule XIII and
other applicable provisions of the Companies Act,
1956 and in partial amendments of the resolution
passed at the AGM held on 12 AUG 2005 regarding the
payment of remuneration to Shri Rajesh S. Adani,
Managing Director of the Company, and its approval to
 the revision in remuneration of Shri Rajesh S.
Adani, Managing Director with effect from 01 OCT 2008
 for the remaining period of his term of office i.e.,
 up to 10 JUN 2010 on the terms and conditions of
remuneration as specified and forming part of this
notice; and in the event of any statutory amendment
or modification by the Central Government to Schedule
 XIII to the Companies Act, 1956, and authorize the
Board of Directors to vary and alter the terms of
appointment including salary, commission,
perquisites, allowances etc. payable to Shri Rajesh
S. Adani within such prescribed limit or ceiling and
as agreed by and between the Company and Shri Rajesh
S. Adani without any further reference to the Company
 in general meeting, and to take such steps as may be
 necessary to give effect to this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADANI ENTERPRISES LTD
  TICKER:                N/A             CUSIP:     Y00106131
  MEETING DATE:          5/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, in furtherance to the resolutions passed
 earlier at the general meetings and by way of postal
 ballot processes pursuant to the provisions of
Section 372A and other applicable provisions, if any,
 of the Companies Act, 1956 or any amendments or
modifications thereof [including any ordinance or
statutory modification, re-enactment thereof for the
time being in force] and subject to consent and
approvals of Reserve Bank of India [RBI], Public
Financial Institution(s), Stock Exchange(s),
Securities and Exchange Board of India [SEBI] or such
 authorities if required, and/or in accordance with
guidelines and notifications issued by SEBI,
Government, etc. and such other approvals/
permissions as may be necessary under any other
statute for time being in force, to invest/acquire
from time to time by way of subscription, purchase,
conversion or otherwise Equity Shares, Preference
Shares, Debentures [whether convertible or non-
convertible] or any other financial instruments of
Adani Power Maharashtra Ltd, to extent of INR 1450
crores as the Board may think fit, super session to
the limits for which Members' approval has already
been obtained in the general meetings and by way of
postal ballot processes earlier or the limits
specified in Section 372A of the Companies Act, 1956,
 whichever is higher; and to take all such actions
and to give all such directions as may be necessary
or desirable and also to settle any question or
difficulty that may arise in regard to the proposed
investment or loan made or guarantees to be provided
and further to do all such acts, deeds, matters and
things and to execute all such deeds, documents and
writings as may be necessary, desirable or expedient

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADANI ENTERPRISES LTD
  TICKER:                N/A             CUSIP:     Y00106131
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #s.1: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, pursuant to the provisions of Section
81(1A) and other applicable provisions if any of the
Companies Act 1956 [including any amendments thereto
or re-enactment thereof], the provisions of Chapter
XIII-A of the SEBI [Disclosure and investor
Protection Guidelines 2000 [SEBI DIP Guidelines] and
the provisions of the Foreign Exchange Management
Act, 2000 Foreign Exchange Management [Transfer or
issue of Security by a Person Resident Outside India]
 Regulations 2000 and also subject to the provisions
of all other applicable statutes, guidelines
regulation approvals, consents, permissions or
sections [the approvals] of the Central Government,
the Reserve Bank of India, SEBI Stock Exchange,
Ministry of Finance and any other appropriate
authorities institutions or bodies as may be
required, at its absolute discretion to issue offer
and allot Equity Shares of the Company [Equity
Shares] or instruments convertible into Equity Shares
 Securities up to the overall amount not exceeding
INR 1500 Crore only or its equivalent in any foreign
currency as the case may be [inclusive of such
premium as may be determined] in one or more tranche
or tranches as specified above to Qualified
Institutional Buyers [as defined by the DIP
Guidelines] pursuant to a Qualified Institutional
Placement QIP guidelines as provided under Chapter
XIII-A of the SEBI DIP Guidelines; authorize the
Board to create offer issue and allot from time to
time such number of Equity Shares/Securities at such
price that may be decided by the Board in its
absolute discretion as may be necessary in accordance
 with the terms of the offering of any of the
aforesaid Shares/Securities; and (a) all such
additional Equity Shares or Securities, shall rank
pari-passu in all respects, with the then existing
respective Shares/Securities, as the case may be, of
the Company, but shall be subject to such lock-in
requirements as may be prescribed by appropriate
authorities under applicable Laws, if any, (b) the
Securities to be so offered, issued and allotted
shall be subject to the provisions of the Memorandum
and Articles of Association of the Company; (c) the
relevant date for the determination of applicable
price for the issue of the Securities means the date
of the meeting in which the Board of the company or
the Committee of Directors duly authorized by the
Board of the Company decides to open the proposed
issue; in case of offer/issue/allotment of
Shares/Securities in Indian and/or International
market under the respective guidelines of SEBI, RBI,
or other appropriate authorities, as the case may be,
 the price inclusive of premium of the Shares and/or
Securities shall not be less than the price arrived
in accordance with the provisions of respective
applicable guidelines, rules, regulations or
directions; authorize the Company through its Board
or any of its Committee and/or any agency or body,
may issue receipts/certificates or other requisite

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADCOCK INGRAM HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     S00358101
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.S.1: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, by way of a specific approval in terms of
Section 85(2) of the Companies Act, 1973 [Act 61 of
1973], as amended [the Act], the Listings
Requirements of the JSE Limited [JSE] and Article 36
of the Company's Articles of Association, to approve
the acquisition by Adcock or any wholly-owned
subsidiary of Adcock, designated for such purpose
pursuant to the exercise of a right of pre-emption in
 terms of the unbundling agreement between Adcock and
 Tiger Brands Limited [Tiger Brands] dated 17 JUL
2008 [unbundling agreement] of a maximum of 8,589,328
 ordinary shares in the issued share capital of
Adcock [repurchase shares] from Tiger Consumer Brands
 Limited [TCB] or any member of the Tiger Brands
group [being Tiger Brands or any of its subsidiaries]
 to whom the repurchase shares are transferred by TCB
 pursuant to the provisions of the unbundling
agreement [Offeror] at a price agreed to in writing
between Adcock and the Offeror [the specific
repurchase]: provided that: 1) if the price per
Adcock share at which the specific repurchase is
effected [purchase price] is at a premium to the
weighted average traded price of an Adcock share
measured over the 30 business days prior to the date
that the purchase price is agreed to in writing
between Tiger Brands and Adcock, then the pre-emptive
 right shall only be exercised if, prior to the
specific repurchase being effected, Adcock obtains an
 opinion or provides a written confirmation as
contemplated in 10.4(f) or 10.7(b), as the case may
be, of the Listings Requirements, stating that the
specific repurchase is fair insofar as the Adcock
shareholders are concerned; and 2) the validity of
this special resolution is conditional upon the votes
 cast by the Tiger Brands group in favor of this
special resolution at the general meeting convened to
 consider and vote on this special resolution, being

PROPOSAL #2.S.2: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, in terms of the authority granted in the
Articles of Association of the Company, by way of a
general approval, to approve and implement the
purchase by the Company, or by any of its
subsidiaries, of the Company's ordinary shares, upon
such terms and conditions and in such amounts as the
Directors of the Company [and, in the case of an
acquisition by a subsidiary(ies), the Directors of
the subsidiary(ies)) may from time to time decide,
but subject to the provisions of the Act and the
Listings Requirements of the JSE, provided that: any
repurchase of shares in terms of this authority be
effected through the order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counter-party; at any point in time, on one agent
 will be appointed to effect the repurchases on
behalf of the Company; the repurchase may only be
effected if, after the repurchase, the Company still
complies with the minimum spread requirements
stipulated in the Listings Requirements of the JSE;
the acquisition of shares in any 1 FY shall be
limited to 5% of the issued share capital of the
Company as at the beginning of the FY; any
acquisition of shares in terms of this authority may
not be made at a price greater than 10% above the
weighted average market value of the shares over the
5 business days immediately preceding the date on
which the acquisition is effected; the repurchase of
shares may not be effected during a prohibited
period, as defined in the Listings Requirements of
the JSE; an announcement containing full details of
such acquisitions of shares will be published as soon
 as the Company and/or its subsidiary(ies) has/have
acquired shares constituting, on a cumulative basis,
3% of the number of shares in issue at the date of
the general meeting at which this special resolution
is considered and, if approved, passed, and for each
3%, in aggregate, of the aforesaid initial number
acquired thereafter; [Authority expires the earlier

PROPOSAL #3.O.1: Authorize any Director or the                             ISSUER          YES          FOR               FOR
Secretary of the Company to do all such things and
sign all such documents as are necessary to give
effect to Special Resolutions numbers 1 and 2

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADCOCK INGRAM HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     S00358101
  MEETING DATE:          1/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements for the YE 30 SEP 2008

PROPOSAL #2.1: Re-elect Mr. E.K. Diack as a Director,                      ISSUER          YES          FOR               FOR
 who retires in terms of the Articles of Association

PROPOSAL #2.2: Re-elect Mr. T. Lesoli as a Director,                       ISSUER          YES          FOR               FOR
who retires in terms of the Articles of Association

PROPOSAL #2.3: Re-elect Mr. K.D.K. Mokhele as a                            ISSUER          YES          FOR               FOR
Director, who retires in terms of the Articles of
Association

PROPOSAL #2.4: Re-elect Mr. C.D. Raphiri as a                              ISSUER          YES          FOR               FOR
Director, who retires in terms of the Articles of
Association

PROPOSAL #2.5: Re-elect Mr. L.E. Schonknecht as a                          ISSUER          YES          FOR               FOR
Director, who retires in terms of the Articles of
Association

PROPOSAL #2.6: Re-elect Mr. R.I. Stewart as a                              ISSUER          YES          FOR               FOR
Director, who retires in terms of the Articles of
Association

PROPOSAL #2.7: Re-elect Mr. A.M. Thompson as a                             ISSUER          YES          FOR               FOR
Director, who retires in terms of the Articles of
Association

PROPOSAL #3.: Approve the Directors fee for YE 30 SEP                      ISSUER          YES          FOR               FOR
 2008

PROPOSAL #4.: Appoint Ernst and Young Inc as the                           ISSUER          YES          FOR               FOR
Company's Auditors

PROPOSAL #5.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Auditors for the YE 30 SEP 2008

PROPOSAL #6.: Transact such other business                                 ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADECCO SA, CHESEREX
  TICKER:                N/A             CUSIP:     H00392318
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADECCO SA, CHESEREX
  TICKER:                N/A             CUSIP:     H00392318
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report 2008                               ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the appropriation of retained                        ISSUER          YES          FOR               FOR
earnings

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #4.1: Re-elect Mr. Jakob Baer                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Re-elect Mr. Rolf Doerig                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Re-elect Mr. Andreas Jacobs                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Re-elect Mr. Francis Mer                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Re-elect Mr. Thomas O. Neill                                ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Re-elect Mr. David Prince                                   ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Re-elect Mrs. Wanda Rapaczynski                             ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Re-elect Mrs. Judith A. Sprieser                            ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect the Auditors Ernst and Young                        ISSUER          YES          FOR               FOR
Limited, Zurich

PROPOSAL #6.: Approve the adaptation of the Articles                       ISSUER          YES          FOR               FOR
of Incorporation to statutory revisions

PROPOSAL #7.: Approve the Share Buyback Program                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADELAIDE BRIGHTON LTD
  TICKER:                N/A             CUSIP:     Q0109N101
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          NO           N/A               N/A
Company and the reports of the Directors and the
Auditors for the FYE 31 DEC 2008

PROPOSAL #2.: Elect Mr. R. D. Barro as a Director of                       ISSUER          YES          FOR               FOR
the Company, since the last AGM, and holding office
until the conclusion of this AGM in accordance with
the Company's Constitution

PROPOSAL #3.: Re-elect Mr. L. V. Hosking as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #4.: Re-elect Mr. C. L. Harris as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 31 DEC 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADIDAS AG
  TICKER:                N/A             CUSIP:     D0066B102
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report, and the report
pursuant to Sections 289(4) and 315(4) of the German
Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distribution profit of EUR 237,409,047.08 as follows:
 payment of a dividend of EUR 0.50 per no-par share
EUR 140,651,291.08 shall be carried forward Ex-
dividend and payable date: 08 MAY 20 09

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.1.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Dr. Stefan Jentzsch

PROPOSAL #5.2.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Igor Landau

PROPOSAL #5.3.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Willi Schwerdtle

PROPOSAL #5.4.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Christian Tourres

PROPOSAL #5.5.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Herbert Kauffmann

PROPOSAL #5.6.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Alexander Popow

PROPOSAL #6.: Amendment to Section 21(2) of the                            ISSUER          NO           N/A               N/A
Articles of Association in accordance with the
implementation of the Shareholders Rights Act (ARUG)
in respect of proxy-voting instructions being issued
in writing or via fax

PROPOSAL #7.: Amendments to Section 22 of the                              ISSUER          NO           N/A               N/A
Articles of Association in respect of the Chairman of
 the shareholders meeting shall be authorized to
limit share holder questions and remarks to a
reasonable amount of time

PROPOSAL #8.: Resolution on the creation of new                            ISSUER          NO           N/A               N/A
authorized capital and the corresponding amendment to
 the Articles of association, the existing
authorization to increase the share capital by up to
EUR 64,062,500 shall be revoked, the Board of
Managing Directors shall be authorized, with the
consent of the Supervisory Board, to increase the
share capital by up to EUR 50,000,000 through the
issue of new shares against cash payment, during a
period of 5 years [authorized capital 2009/I],
shareholders subscription rights may be excluded for

PROPOSAL #9.: Resolution on the creation of new                            ISSUER          NO           N/A               N/A
authorized capital and the corresponding amendment to
 the Articles of Association, the existing
authorization to increase the share capital by up to
EUR 12,000,000 shall be revoked, the Board of
Managing Directors shall be authorized, with the
consent of the Supervisory Board, to increase the
share capital by up to EUR 25,000,000 through the
issue of new shares against payment in kind, during a
 period of 3 years [authorized capital 200 9/II], the
 Board of Managing Directors shall be authorize d to
decide upon the exclusion of shareholders

PROPOSAL #10.: Renewal of the authorization to                             ISSUER          NO           N/A               N/A
acquire own shares the Company shall be authorized to
 acquire own shares of up to 10% of its share
capital, through the stock exchange at a price not
differing more than 10% from the market price of the
shares or by way o f public repurchase offer at a
price neither more than 10% above, nor more than 20%
below, the market price of the shares, on or before
06 NOV 2010, the Board of Managing Directors shall be
 authorized to offer the shares on the stock exchange
 or to all shareholders, to dispose of the shares in
a manner other than the stock exchange or rights
offering if the shares are sold at a price not
materially below their market price, to use the
shares in connection with mergers or the acquisition
of tangible or intangible assets, to use the shares
for satisfying option and conversion rights or within
 the scope of the Company's stock option plan, and to
 ret ire the shares, furthermore, the Company shall
also be authorized to use the shares for remuneration

PROPOSAL #11.: Authorization to acquire own shares by                      ISSUER          NO           N/A               N/A
 using derivatives in connection with item 10, the
Company shall also be authorized to acquire own
shares by using derivatives at a price neither more
than 10% above, nor more than 20% below, the market
price of the shares, the authorization shall be
limited to up to 5% of the share capital

PROPOSAL #12.: Appointment of the Auditors, audit of                       ISSUER          NO           N/A               N/A
the financial statements for the 2009 FY: KPMG AG,
Frankfurt, review of the interim financial statements
 for the first half of the 2009 FY: KPMG AG, Frankfurt

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADITYA BIRLA NUVO LTD
  TICKER:                N/A             CUSIP:     Y0014E106
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and profit and loss Account
for the YE 31 MAR 2008, and the reports of the
Directors and Auditors of the Company

PROPOSAL #2.: Declare the dividend on equity shares                        ISSUER          YES          FOR               FOR
for the YE on 31 MAR 2008

PROPOSAL #3.: Re-appoint Mr. G.P. Gupta as a                               ISSUER          YES          FOR               FOR
Director, who retires from office by rotation

PROPOSAL #4.: Re-appoint Mrs. Rajashree Birla as a                         ISSUER          YES          FOR               FOR
Director, who retires from office by rotation

PROPOSAL #5.: Re-appoint Mr. P. Murari as a Director,                      ISSUER          YES          FOR               FOR
 who retires from office by rotation

PROPOSAL #6.: Re-appoint, in conformity with the                           ISSUER          YES          FOR               FOR
provisions of Section 224 and other applicable
provisions, if any, of the Companies Act, 1956, M/s.
Khimji Kunverji & Company, Chartered Accountants,
Mumbai and M/s. S.R. Batliboi & Company, Chartered
Accountants, Mumbai, the retiring Auditors, as the
Joint Statutory Auditors of the Company, until the
conclusion of the next AGM of the Company, at such
remuneration to each of them, as may be decided by
the Board/Audit Committee of the Board plus
reimbursement of out of pocket expenses as may be
incurred in the performance of their duties
[excluding service tax if any]

PROPOSAL #7.: Re-appoint, pursuant to the provisions                       ISSUER          YES          FOR               FOR
of Section 228 and other applicable provisions, if
any, of the Companies Act, 1956, M/s. Khimji Kunverji
 & Company, Chartered Accountants, Mumbai, as the
Branch Auditors of the Company, to Audit the accounts
 in respect of the Company's Hi-Tech Carbon Division,
 Renukoot, Hi-Tech Carbon Division, Gummidipoondi and
 Financial Services Division, Mumbai, until the
conclusion of the next AGM of the Company at such
remuneration for each of the aforesaid 3 divisions as
 may be decided by the Board/Audit Committee of the
Board plus reimbursement of out of pocket expenses as
 may be incurred, in the performance of their duties
[excluding Service Tax, if any]; re-appoint, pursuant
 to the provisions of Section 228 and other
applicable provisions, if any of the Companies Act
1956, M/s. Khimji Kunverji & Company, Chartered
Accountants, Mumbai and M/s. K.S. Aiyar & Company,
Chartered Accountants, Mumbai, as the Joint Branch
Auditors of the Company, to Audit the accounts in
respect of the Company's Indian Rayon Division at
Veraval, until the conclusion of the next AGM, of the
 Company at such remuneration to each of them as may
be decided by the Board/Audit Committee of the Board
plus reimbursement of out of pocket expenses as may
be incurred, in the performance of their duties
[excluding Service Tax, if any]; re-appoint, pursuant
 to the provisions of Section 228 and other
applicable provisions, if any, of the Companies Act,
1956, M/s. S.R. Batliboi & Company, Chartered
Accountants, Kolkata as the Branch Auditors of the
Company, to Audit the accounts in respect of the
Company's Jaya Shree Taxtiles Division, Rishra,
Aditya Birla Insulator Division at Rishra and Halol
and Indo Gulf Fertilizers, Jagdishpur, until the
conclusion of the next AGM of the Company at such
remuneration for each of the aforesaid Divisions as
may be decided by the Board/Audit Committee of the
Board plus reimbursement of out of pocket expenses as
 may be incurred, in the performance of their duties
[excluding Service Tax, if any]; re-appoint, pursuant
 to the provisions of Section 228 and other
applicable provisions, if any, of the Companies Act,
1956, M/s. Deloitte, Haskins & Sells, Chartered
Accountants, Bangalore, as the Branch Auditors of the
 Company, to Audit the accounts in respect of the
Company's Madura Garments Division, Bangalore, until
the conclusion of the next AGM of the Company at such
 remuneration as may be decided by the Board/Audit
Committee of the Board plus reimbursement of out of
pocket expenses as may be incurred, in the

PROPOSAL #S.8: Approve, subject to the provisions of                       ISSUER          YES          FOR               FOR
Sections 198, 309 and other applicable provisions, if
 any, of the Companies Act, 1956, and subject to the
approval of Central Government, if applicable, the
Company, the payment to the Non-Executive Directors
of the Company, in addition to the sitting fees and
reimbursement of expenses for attending the meetings
of the Board and / or Committees thereof, commission
on annual profits for a further period of 4 years
commencing from 01 APR 2008 for an amount not
exceeding 1% of net profits of the Company or such
other percentage of net profits of the Company, for
each relevant FY as may be permissible from time to
time under the provisions of the said Act, and
approve the amount of commission payable to each of
the Non-Executive Directors for each FY may be
decided by the Board of Directors or its Committee,
as the Board may deem fit

PROPOSAL #S.9: Authorize the Members of the Company,                       ISSUER          YES          FOR               FOR
subject to approval of the Central Government and
other necessary approval(s), if any, pursuant to
Section 259 of the Companies Act, 1956, (including
any statutory modification(s) or re-enactment
thereof, for the time being in force), the rules and
regulations made thereunder and other applicable
provisions thereof, to granted pursuant to the
provisions of Section 31 of the said Act for altering
 the Articles of Association of the Company in the
following manner, that is to say, the existing
Article 95 of the Articles of Association of the
Company be deleted and substituted as specified; and
authorize the Board of Directors of the Company, for
the purpose of giving effect to the above, to take
all actions and to do all such acts, deeds, matters
and things as may be required and to clarify, resolve
 and settle all questions and difficulties that may
arise in relation to the aforesaid and to do all
acts, deeds. matters and things in connection
therewith and indented thereto as they may in their
absolute discretion deem fit including signing
application(s)/documents) on behalf of the Company
for submission to the Central Government, Registrar
of Companies, Gujarat, Ministry of Company Affairs,
the Stock Exchanges where the equity shares of the
Company are listed and other regulatory authorities,
if any for compliance with regulatory requirements as
 applicable in this regard and further delegate all
or any of the powers herein conferred to a committee
of Board and/or the chairman and/or the Managing
Director with an authority to these entities to
further delegate all or any of such powers to anyone
or more executives of the company for the purpose of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADITYA BIRLA NUVO LTD
  TICKER:                N/A             CUSIP:     Y0014E106
  MEETING DATE:          12/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 16, 94 and all other applicable provisions,
 if any of the Companies Act, 1956 [including any
statutory modifications or re-enactment thereof for
the time being in force] to increase the authorized
share capital of the Company of INR 125,00,00,000
divided into 12,00,00,000 equity shares of INR 10
each and 5,00,000 redeemable preference shares of INR
 100 each to INR 180,00,00,000 divided into
17,50,00,000 equity shares of INR 10 each and
5,00,000 redeemable preference shares of INR 100 each
 by the creation of 5,50,00,000 equity shares of INR
10 each and consequently the respective Capital
Clause in the Memorandum and Articles of Association
of the Company do stand altered accordingly and as
also provided in the resolutions below

PROPOSAL #S.2: Amend the Memorandum of Association of                      ISSUER          YES          FOR               FOR
 the Company by substituting the existing Clause V
thereof by new Clause V as specified

PROPOSAL #S.3: Amend, pursuant to the provisions of                        ISSUER          YES          FOR               FOR
Section 31 and all other applicable provisions, if
any of the Companies Act, 1956 [including any
statutory modification or re-enactment thereof for
the time being in force], the existing Articles of
Association of the Company by substituting the
existing Article 5(a) with the specified Article

PROPOSAL #S.4: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 269 and 309 read with Schedule XIII
and other applicable provisions, if any, of the
Companies Act, 1956, as amended from time to time,
applicable guidelines for managerial remuneration
issued by the Central Government from time to time
and further subject to such approvals, if any
necessary, the re-appointment of Dr. Bharat K. Singh
as the Managing Director of the Company for the
period of 1 year with effect from 01 NOV 2008 and
upon the existing terms and conditions including
remuneration, as approved by the shareholders through
 postal ballot on 22 NOV 2007, with further liberty
to the Board [which term shall include any Committee
constituted or to be constituted by the Board] from
time to time to alter the said terms and conditions,
in such manner as may be agreed to between the Board
and Dr. Bharat K. Singh and as may be permissible at

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADITYA BIRLA NUVO LTD
  TICKER:                N/A             CUSIP:     Y0014E106
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to consent of the                          ISSUER          YES          FOR               FOR
shareholders of the Company, and pursuant to and in
terms of Section 81 [1A] and all other applicable
provisions of the Companies Act, 1956, if any
[including any statutory modification[s] or re-
enactment thereof, for the time being in force], the
provisions of Foreign Exchange Management Act, 1999
and rules and regulations framed thereunder and
pursuant to the provisions of Chapter XIII of the
Securities and Exchange Board of India [Disclosure
and Investor Protection] Guidelines 2000 [SEBI (DIP)
Guidelines], as in force and subject to all other
applicable rules, regulations and guidelines of the
Securities and Exchange Board of India [SEBI], and
enabling provisions of the Memorandum and Articles of
 Association of the Company and the Listing
Agreements entered into between the Company and the
Stock Exchanges, where the shares of the Company are
listed and subject to requisite approvals, consents,
permissions and/or sanctions if any of SEBI, the
Stock Exchanges, and all other authorities including
Reserve Bank of India as may be required and subject
to such conditions as may be prescribed by any of
them while granting any such approval, to create,
offer, issue and allot, from time to time, in one or
more tranches, up to 1,85,00,000 Warrants on a
preferential basis to the Promoters and/or Promoter
Group of the Company entitling the holder of each
Warrant from time to time to apply for and obtain
allotment of 1 equity share of the face value of INR
10 each against such warrant [hereinafter referred to
 as the warrants], in 1 or more tranches, in such
manner and on such price, terms and conditions as may
 be determined by the Board in accordance with the
SEBI [DIP] Guidelines or other provisions of law as
may be prevailing at the time; provided that the
minimum price of the Warrants so issued shall not be
less than the price arrived at in accordance with
provisions of Chapter XIII of SEBI [DIP] Guidelines;
the relevant date for the preferential issue of
Warrants, as per the SEBI [DIP] Guidelines, as
amended up to date, for the determination of
applicable price for the issue of the abovementioned
Warrants is 30 days prior to the date of this EGM
i.e., 18 MAY 2008; the equity shares allotted on
conversion of warrants in terms of this resolution
shall rank pari passu in all respects including as to
 dividend with the then existing fully paid up equity
 shares of face value of INR 10 each of the Company
subject to the relevant provisions contained in the
Memorandum and the Articles of Association of the
Company; authorize the Board of the Company, for the
purpose of giving effect to the above, to take all
actions and do all such acts, deeds, matters and
things as it may, in its absolute discretion, deem
necessary, desirable, incidental or expedient to the
issue or allotment of aforesaid Warrants and listing
of the Equity Shares on conversion with the Stock
Exchange(s) as appropriate and to clarify, resolve
and settle all questions and difficulties that may

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADVANCED INFO SERVICE PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y0014U183
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the matters to be informed                           ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to certify the minutes of the                        ISSUER          YES          FOR               FOR
2008 AGM of the shareholders held on 10 APR 2008

PROPOSAL #3.: Approve to certify the results of                            ISSUER          YES          FOR               FOR
operation for 2008

PROPOSAL #4.: Approve the balance sheet statement of                       ISSUER          YES          FOR               FOR
income and the statement of cash flow for FYE 31 DEC
2008

PROPOSAL #5.: Approve the dividend payment for the FY                      ISSUER          YES          FOR               FOR
 2008

PROPOSAL #6.: Approve the issuing and offering of                          ISSUER          YES          FOR               FOR
debenture in an amount not exceeding THB

PROPOSAL #7.: Approve the addition of the Company's                        ISSUER          YES          FOR               FOR
objective item 49 on electronic payment business and
amend the Company's Memorandum of Association Clause 3

PROPOSAL #8.: Re-appoint the retiring Directors                            ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the Directors remuneration for                       ISSUER          YES          FOR               FOR
2009

PROPOSAL #10.: Appoint the Company's Auditors and                          ISSUER          YES          FOR               FOR
approve to determine the Auditors remuneration for
the year 2009

PROPOSAL #11.: Approve the allotment of the                                ISSUER          YES        AGAINST           AGAINST
additional ordinary share, reserved for exercising
the right to confirm to the adjustment prescribed in

PROPOSAL #12.: Other matters [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADVANCED SEMICONDUCTOR ENGINEERING, INC.
  TICKER:                ASX             CUSIP:     00756M404
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #B1: TO RECOGNIZE 2008 BUSINESS AND                               ISSUER          YES          FOR             AGAINST
FINANCIAL REPORTS.*

PROPOSAL #B2: TO RECOGNIZE THE PROPOSAL FOR                                ISSUER          YES          FOR             AGAINST
DISTRIBUTION OF 2008 PROFITS.

PROPOSAL #C1: TO DISCUSS AUTHORIZING THE BOARD OF                          ISSUER          YES        AGAINST           AGAINST
DIRECTORS TO PURSUE PUBLIC DEPOSITARY RECEIPT
OFFERINGS, LOCAL RIGHTS ISSUES, DOMESTIC CBS OR
FOREIGN CBS AT PROPER TIMING.

PROPOSAL #C2: TO DISCUSS THE AMENDMENTS TO THE                             ISSUER          YES          FOR             AGAINST
REGULATIONS GOVERNING THE ACQUISITION OR DISPOSITION
OF ASSETS.

PROPOSAL #C3: TO DISCUSS THE AMENDMENTS TO THE                             ISSUER          YES          FOR             AGAINST
REGULATIONS FOR FUND LENDING.

PROPOSAL #C4: TO DISCUSS THE AMENDMENTS TO THE                             ISSUER          YES          FOR             AGAINST
REGULATIONS OF ENDORSEMENT GUARANTEE.

PROPOSAL #C5: TO DISCUSS THE AMENDMENTS TO THE                             ISSUER          YES          FOR             AGAINST
ARTICLES OF INCORPORATION.

ELECTION OF DIRECTOR: JASON CHANG**                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: RICHARD CHANG**                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: TIEN WU**                                            ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOSEPH TUNG**                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: RAYMOND LO**                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JEFFREY CHEN**                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: TA-LIN HSU**                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: SHEN-FU YU**                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: YUAN-YI TSENG***                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: JOHN HO***                                           ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: TIEN-SZU CHEN***                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: SAMUEL LIU***                                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADVANTECH CO LTD
  TICKER:                N/A             CUSIP:     Y0017P108
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of endorsement and guarantee                     ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, staff bonus

PROPOSAL #B.4: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ADVANTEST CORPORATION
  TICKER:                N/A             CUSIP:     J00210104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AECI LTD
  TICKER:                N/A             CUSIP:     S00660118
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the annual financial                      ISSUER          YES          FOR               FOR
 statements for the YE 31 DEC 2008

PROPOSAL #O.2: Authorize the Directors to re-appoint                       ISSUER          YES          FOR               FOR
KPMG Inc. as the Independent Auditors of the Company
and to appoint Mr. N. van Niekerk, being a Member of
KPMG Inc., as the individual designated Auditor to
hold office for the ensuing year

PROPOSAL #O.3.1: Re-elect Mr. R.M.W. Dunne as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of the provisions of the Articles of
Association of the Company

PROPOSAL #O.3.2: Re-elect Mr. L.M. Nyhonyha as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of the provisions of the Articles of
Association of the Company

PROPOSAL #O.3.3: Re-elect Mr. A.C. Parker as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of the provisions of the Articles of
Association of the Company

PROPOSAL #O.4: Appoint Mr. K.M. Kathan as a Director                       ISSUER          YES          FOR               FOR
during the FY, in terms of the provisions of Articles
 of Association of the Company

PROPOSAL #O.5.1: Approve to increase the fees of the                       ISSUER          YES          FOR               FOR
Chairman of the Board from ZAR 600,000 to ZAR 670,000
 by a weighted average inflation adjusted rate of
11.4% with effect from 01 JAN 2009

PROPOSAL #O.5.2: Approve to increase the Audit and                         ISSUER          YES          FOR               FOR
Risk Committee Chairman's fee from ZAR 130,000 to ZAR
 148,000 by a weighted average inflation adjusted
rate of 11.4% with effect from 01 JAN 2009

PROPOSAL #O.5.3: Approve to increase the Audit and                         ISSUER          YES          FOR               FOR
Risk Committee Member's fee from ZAR 65,000 to ZAR
70,000 by a weighted average inflation adjusted rate
of 11.4% with effect from 01 JAN 2009

PROPOSAL #O.5.4: Approve to increase the fees of the                       ISSUER          YES          FOR               FOR
Non-Executive Directors from ZAR 150,000 to ZAR
165,000 by a weighted average inflation adjusted rate
 of 11.4% with effect from 01 JAN 2009

PROPOSAL #O.5.5: Approve to increase the fees of the                       ISSUER          YES          FOR               FOR
Chairman of other Board Committees from ZAR 80,000
[in addition] to ZAR 90,000 in [addition] by a
weighted average inflation adjusted rate of 11.4%
with effect from 01 JAN 2009

PROPOSAL #O.5.6: Approve to increase the fees of the                       ISSUER          YES          FOR               FOR
Members of other Board Committees from ZAR 40,000 [in
 addition] to ZAR 45,000 [in addition] by a weighted
average inflation adjusted rate of 11.4% with effect
from 01 JAN 2009

PROPOSAL #S.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, that as a renewable general authority
contemplated in Sections 85 to 89 of the Companies
Act [Act 61 of 1973] as amended [the Act], at their
discretion to procure that the Company, or any
subsidiaries of the Company, acquire the Company's
shares, subject to the articles, the provisions of
the Act and subject to the JSE Limited [the JSE]
Listing Requirements by the purchase on the JSE of
ordinary shares issued by the Company provided that:
the number of ordinary shares acquired in the
aggregate in any 1 FY year shall not exceed 5% of the
 Company's issued ordinary share capital from the
date of the grant of this authority; general
repurchases may not be made at a price greater than
10% above the weighted average of the market value of
 the ordinary shares for the 5 business days
immediately preceding the date on which the
transaction is effected; the general repurchase of
securities will be effected through the order book
operated by the JSE trading system and done without
any prior understanding or arrangement between the
Company and the counterparty; at any point in time, a
 Company may only appoint one agent to effect any
repurchases on the Company's behalf; the Company or
its subsidiary may not repurchase securities during a
 prohibited period as defined in the JSE Listing
Requirements unless they have in place a repurchase
Programme where the dates and quantities of
securities to be traded during the relevant period
are fixed [not subject to any variation] and full
details of the programme have been disclosed in an
announcement on the Securities Exchange News Service
[SENS] prior to the commencement will be made; of the
 prohibited period; when the Company has cumulatively
 repurchased 3 % of the initial number of the
relevant class of securities, and for each 3 % in
aggregate of the initial number of that class
acquired thereafter, an announcement will be made;
and after such repurchase the Company will still
comply with the JSE Listing Requirements concerning
shareholder spread requirements; and the number of
shares purchased and held by a subsidiary or
subsidiaries of the Company shall not exceed 10% in
the aggregate of the number of issued shares in the
Company at the relevant times ; [Authority expires
the earlier of the date of the next AGM of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AEGIS GROUP PLC
  TICKER:                N/A             CUSIP:     G0105D108
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and accounts                       ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008

PROPOSAL #2.: Approve a final dividend of 1.54p per                        ISSUER          YES          FOR               FOR
ordinary share

PROPOSAL #3.: Re-elect Mr. Jerry Buhlmann as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.: Re-elect Mr. Johan Napier as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #5.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #7.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #8.: Authorize the Directors to allot                             ISSUER          YES          FOR               FOR
relevant securities

PROPOSAL #9.: Amend the Articles of Association of                         ISSUER          YES          FOR               FOR
the Company

PROPOSAL #10.: Authorize the Company to call general                       ISSUER          YES          FOR               FOR
meetings on 14 clear days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AEGON NV
  TICKER:                N/A             CUSIP:     N00927298
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Opening                                                       ISSUER          NO           N/A               N/A

PROPOSAL #2: Receive the report of the Managing Board                      ISSUER          NO           N/A               N/A
 on the FY 2008

PROPOSAL #3: Approve the annual accounts on the FY                         ISSUER          YES          FOR               FOR
2008
PROPOSAL #4: Dividend and Reservation Policy                               ISSUER          NO           N/A               N/A

PROPOSAL #5: Grant discharge to the Managing Board in                      ISSUER          YES          FOR               FOR
 respect of the duties performed during the past FY

PROPOSAL #6: Grant discharge to the Supervisory Board                      ISSUER          YES          FOR               FOR
 in respect of the duties performed during the past FY

PROPOSAL #7: Appoint Ernst + Young Accountants as the                      ISSUER          YES          FOR               FOR
 Auditors responsible for auditing the financial
accounts for the year 2009

PROPOSAL #8.: Appoint Mr. J.J. Nooitgedagt as a                            ISSUER          YES          FOR               FOR
Member of the Managing Board for a term of 4 years

PROPOSAL #9.: Re-appoint Mr. D.G. Eustace as a Member                      ISSUER          YES          FOR               FOR
 of the Supervisory Board

PROPOSAL #10.: Re-appoint Mr. S. Levy as a Member of                       ISSUER          YES          FOR               FOR
the Supervisory Board

PROPOSAL #11.: Appoint Mr. A.W.H. Doctors Van Leeuwen                      ISSUER          YES          FOR               FOR
 as a Member of the Supervisory Board

PROPOSAL #12: Approve to designate the Managing                            ISSUER          YES          FOR               FOR
Board, subject to the approval of the Supervisory
Board for a period of 18 months as the body which is
authorized to resolve to issue shares up to a number
of shares not exceeding 10% of the number of issued
shares in the capital of the Company with an
additional 10% in case of a merger or acquisition

PROPOSAL #13: Authorize the Managing Board under                           ISSUER          YES          FOR               FOR
approval of the Supervisory Board as the solebody to
limit or exclude the pre emptive right on new issued
shares in the Company

PROPOSAL #14: Authorize the Managing Board subject to                      ISSUER          YES          FOR               FOR
 the approval of the Supervisory Board, to cause the
Company to acquire its own shares for valuable
consideration, up to a maximum number which, at the
time of acquisition, the Company is permitted to
acquire pursuant to the provisions of Section 98,
Subsection 2, of book 2 of the Netherlands civil
code, such acquisition may be effected by means of
any type of contract, including stock exchange
transactions and private transactions, the price must
 lie between EUR 0.01 and an amount equal to 110% of
the market price, by market price' is understood the
price reached by the shares immediately prior to the
acquisition, as evidenced by the official price list
of euronext Amsterdam NV, the authorization will be
valid for a period of 18 months, commencing on 22 APR

PROPOSAL #15.1: That Mr. W.F.C. Stevens has served                         ISSUER          NO           N/A               N/A
for the maximum number of years on the Aegon N.V.
Supervisory Board, his 4 years' term of appointment
expires in 2009 and he will consequently step down as
 Member of the Supervisory Board on 22 APR 2009, at
the end of the general meeting of shareholders

PROPOSAL #15.2: As announced in the press release                          ISSUER          NO           N/A               N/A
dated 13 JAN 2009, Mr. J.B.M. Streppel will retire as
 Member of the Executive Board as from 22 APR 2009,
at the end of the general meeting of shareholders

PROPOSAL #16: Any other business                                           ISSUER          NO           N/A               N/A

PROPOSAL #17: Closing of the general meeting                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AEON CO.,LTD.
  TICKER:                N/A             CUSIP:     J00288100
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Revision of policy concerning large-                         ISSUER          YES        AGAINST           AGAINST
scale acquisitions of the Company's shares (takeover
defense measures)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AEON CREDIT SERVICE CO.,LTD.
  TICKER:                N/A             CUSIP:     J0021H107
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AEON MALL CO.,LTD.
  TICKER:                N/A             CUSIP:     J10005106
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AEROFLOT RUSSIAN INTL AIRLS
  TICKER:                N/A             CUSIP:     X00096101
  MEETING DATE:          6/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the procedure of conducting of                       ISSUER          YES          FOR               FOR
the Company's AGM

PROPOSAL #2.: Approve the Company's annual report                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the annual financial                                 ISSUER          YES          FOR               FOR
statements, including the profit and loss statement
[the profit and loss account] for 2008 FY

PROPOSAL #4.: Approve the Company's profit and loss                        ISSUER          YES          FOR               FOR
allocation as a result of FY 2008

PROPOSAL #5.: Approve the dividend payment as a                            ISSUER          YES          FOR               FOR
result of 2008 FY, about rate, form and period of

PROPOSAL #6.: Elect the Company's Board of Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Elect the Company's Auditing Committee                       ISSUER          YES          FOR               FOR

PROPOSAL #8.: Elect the Company's Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the transaction with the                             ISSUER          YES          FOR               FOR
interested party that can be made in the process of
the Company's usual economical activity

PROPOSAL #10.: Approve to determine the compensation                       ISSUER          YES          FOR               FOR
to be paid to the members of the Company's Board of
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AEROPORTS DE PARIS ADP, PARIS
  TICKER:                N/A             CUSIP:     F00882104
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Board of                          ISSUER          YES          FOR               FOR
Directors, the Chairman of the Board of Directors and
 the Auditors and approve the Company's financial
statements for the YE 31 DEC 2008, as presented,
showing profits of EUR 216,717,012.00, the
shareholders' meeting approves the expenses and
charges that were not Tax deductible of EUR 25,326.00
 with a corresponding Tax of EUR 8,720. 00

PROPOSAL #2.: Receive the reports of the Board of                          ISSUER          YES          FOR               FOR
Directors and the Auditors; and approve the
consolidated financial statements for the said FY, in
 the form presented to the meeting

PROPOSAL #3.: Approve the recommendations of the                           ISSUER          YES          FOR               FOR
Board of Directors and resolves that the income for
the FY be appropriated as follows: earnings for the
FY: EUR 216,717,012.00 allocation to the legal
reserve: EUR 5,486,621.00 prior retained earnings:
EUR 225,576,181.00 distributable income: EUR
436,806,572.00 Global dividend: EUR 136,565,631.00,
the balance of EUR 300,240,941.00 allocated to the
retained earnings account, the shareholders will
receive a net dividend of EUR 1.38 per Share, for a
total number of 98,960,602 shares, and will entitle
to the 40% deduction provided by the French Tax Code,
 this dividend will be paid on 11 JUN 2009, in the
event that the Company holds some of its own shares
on such date, the amount of the unpaid dividend on
such shares shall be allocated to the retained
earnings account, as required by Law

PROPOSAL #4.: Receive the special report of the                            ISSUER          YES          FOR               FOR
Auditors on agreements governed by Articles L.225-38
of the French Commercial Code, and approve the said
report and the agreements referred to therein

PROPOSAL #5.: Receive the special report of the                            ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225-38
and L.225-42-1 of the French Commercial Code and
approve the agreement authorized by the Board of
Directors on 11 MAR 2009, governed by Article
L.225.42 and related to the allowance to be granted
to Mr. Francois Rubichon in the event of retirement
by cancellation or non renewal of its term of office
as Managing Director

PROPOSAL #6.: Authorize the Board of Directors to                          ISSUER          YES        AGAINST           AGAINST
trade, by all means [including by way of a public
offering] in the Company's shares on the stock
market, subject to the conditions described below:
maximum purchase price: EUR 110.00, maximum number of
 shares to be acquired: 5% of the share capital,
corresponding to 4,948,030 shares: maximum funds
invested in the share Buybacks: EUR 400,000,000.00,
this authorization is given for an 18 month period,
this delegation of powers supersedes the fraction
unused of any and all earlier delegations to the same
 effect; to take all necessary measures and
accomplish all necessary formalities

PROPOSAL #7.: Appoint the Statutory Auditor, Cabinet                       ISSUER          YES          FOR               FOR
Ernst ET Young Audit ET Autres for a 6 year period

PROPOSAL #8.: Approve to renew the appointment of the                      ISSUER          YES          FOR               FOR
 Cabinet Auditor as the Deputy Auditor for a 6 year
period

PROPOSAL #9.: Appoint as statutory Auditor, Cabinet                        ISSUER          YES          FOR               FOR
KPMG S.A. for a 6year period

PROPOSAL #10.: Appoint Mr. Francois Caubriere as the                       ISSUER          YES          FOR               FOR
Deputy Auditor for a 6 year period

PROPOSAL #11.: Ratify the co-optation of Mr. Jacques                       ISSUER          YES        AGAINST           AGAINST
Gounon as a Director, to replace Mr. M. Marc Veron
resigning, for the remaining period of his term of
office

PROPOSAL #12.: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mr. Jacques Gounon as a Director for a 5 year period

PROPOSAL #13.: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mr. Pierre Graff as a Director for a 5 year period

PROPOSAL #14.: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mrs. Francoise Malrieu as a Director for a 5 year
period

PROPOSAL #15.: Appoint Mr. Henri Giscard D'es Taing                        ISSUER          YES        AGAINST           AGAINST
as a Director for a 5 year period

PROPOSAL #16.: Appoint Mr. Pieter M. Verboom as a                          ISSUER          YES        AGAINST           AGAINST
Director for a 5 year period

PROPOSAL #17.: Appoint Mr. Jos Nijhuis as a Director                       ISSUER          YES        AGAINST           AGAINST
for a 5 year period

PROPOSAL #18.: Appoint Mr. Vincent Capo-Canellas as                        ISSUER          YES          FOR               FOR
Control Agent for a 5 year period, under approval of
Resolution 21

PROPOSAL #19.: Appoint Mrs. Christine Janodet as                           ISSUER          YES          FOR               FOR
Control Agent for a 5 year period, under approval of
Resolution 21

PROPOSAL #20.: Appoint Mr. Bernard Irion as Control                        ISSUER          YES          FOR               FOR
Agent for a 5 year period, under approval of
Resolution 21

PROPOSAL #21.: Amend Article 13 of the Bylaws 'Board                       ISSUER          YES          FOR               FOR
of Directors', by adding paragraphs V and VI

PROPOSAL #22.: Amend Article 15 of the Bylaws                              ISSUER          YES          FOR               FOR
'Deliberation of the Board'

PROPOSAL #23.: Amend Article 20 of the Bylaws                              ISSUER          YES          FOR               FOR
'General Meetings'

PROPOSAL #24.: Amend the Articles of the Bylaws; 6:                        ISSUER          YES          FOR               FOR
the share capital, 8: payment of shares, 9: form of
shares, 13: the Board of Directors, 16: powers of the
 Board of Directors, 19: the Auditors

PROPOSAL #25.: Grants full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AES GENER SA
  TICKER:                N/A             CUSIP:     P0607J140
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to agree the exchange of the                         ISSUER          YES          FOR               FOR
currency currently used to report the social capital,
 without changing the number of shares in which it is
 currently divided, from Chilean pesos to united
states dollars, with the purpose of adapting it to
the international financial reporting standards,
IFRS, to be in compliance with the IFRS requirements
when reporting the financial and accounting reports
of the society, and to modify the by laws of the
Company accordingly

PROPOSAL #2.: Adopt all other necessary agreements in                      ISSUER          YES          FOR               FOR
 order to materialize, and make effective the
decisions agreed during the session

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AES TIETE SA
  TICKER:                N/A             CUSIP:     P4991B101
  MEETING DATE:          1/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AES TIETE SA
  TICKER:                N/A             CUSIP:     P4991B101
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To take knowledge of the Directors                           ISSUER          NO           N/A               N/A
accounts, to examine, discuss and approve the
Company's consolidated financial statements for the
FYE 31 DEC 2008

PROPOSAL #2.: To approve the distribution of net                           ISSUER          NO           N/A               N/A
profits from the 2008 FY

PROPOSAL #3.: Elect the 5 Members of the Board of                          ISSUER          YES          FOR               FOR
Directors, 3 principal and 2 substitutes

PROPOSAL #4.: Elect the Members of the Finance                             ISSUER          YES          FOR               FOR
Committee

PROPOSAL #5.: To set the total annual remuneration                         ISSUER          NO           N/A               N/A
for the Members of the Board of Directors elected,
and for the Finance Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AES TIETE SA
  TICKER:                N/A             CUSIP:     P4991B119
  MEETING DATE:          9/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Elect 1 Full Member of the Board of                          ISSUER          YES          FOR               FOR
Directors of the Company

PROPOSAL #II.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Finance Committee of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AES TIETE SA
  TICKER:                N/A             CUSIP:     P4991B119
  MEETING DATE:          1/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the members of the board of                            ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AES TIETE SA
  TICKER:                N/A             CUSIP:     P4991B119
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to take knowledge of the                             ISSUER          YES          FOR               FOR
Director's accounts and the Company's consolidated
financial statements for the FYE 31 DEC 2008

PROPOSAL #2.: Approve to distribute the net profits                        ISSUER          YES          FOR               FOR
from the 2008 FY

PROPOSAL #3.: Elect the  5 members of the Board of                         ISSUER          YES          FOR               FOR
Director's 3 principal and 2 substitutes

PROPOSAL #4.: Elect the Members of the Finance                             ISSUER          YES          FOR               FOR
Committee

PROPOSAL #5.: Approve to set the total annual                              ISSUER          YES          FOR               FOR
remuneration for the members of the Board of
Director's elected and for the Finance Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AFRICA ISRAEL INVTS LTD
  TICKER:                N/A             CUSIP:     M02005102
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve an amendment to the service                          ISSUER          YES        AGAINST           AGAINST
contract of Mr. Nadav Grinspon by which Mr. Grinspon
will supply the Company with services in the capacity
 of Deputy Executive Chairman on the basis of at
least 100 hours a month in consideration for (a) NIS
100,000 a month; (b) 225,000 options as in item 2
below; (c) bonus of up to 6 monthly payments at the
discretion of the Board taking the business results
into account; (d) Company car, refund of expenses and
 usual ancillary benefits

PROPOSAL #2.: Approve to issue Mr. Grinspon of                             ISSUER          YES        AGAINST           AGAINST
225,000 options exercisable for NIS 229.75 index
linked each, the exercise price being used only for
the purpose of calculating the bonus value

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AFRICA ISRAEL INVTS LTD
  TICKER:                N/A             CUSIP:     M02005102
  MEETING DATE:          1/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to discuss the financial                             ISSUER          YES        ABSTAIN           AGAINST
statements and the Directors' report for the year 2007

PROPOSAL #2.: Re-appoint Messrs. L. Leiev, A.                              ISSUER          YES        ABSTAIN           AGAINST
Grinshpon, C. Erez, I. Forum, E. Haber and S. Shekedi
 as the Director, the External Directors continue in
office by provision of Law

PROPOSAL #3.: Appoint the Accountant Auditors                              ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #4.1: Ratify the cover for the year February                      ISSUER          YES        ABSTAIN           AGAINST
 2008-2009, basic policy of the Company and
subsidiaries, cover USD 20 million, premium USD
22,826, participation in Africa Israel Group Policy,
cover USD 70 million, premium USD 116,200 of which
the share of the Company is USD 34,400

PROPOSAL #4.2: Approve the purchase of additional                          ISSUER          YES        ABSTAIN           AGAINST
Africa Israel Group Policy to cover for the year
September 2008-2009 USD 70 million for a premium of
USD 57,000 of which the share of the Company is USD
16,200

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AFRICA-ISRAEL INVESTMENTS LTD, YEHUD
  TICKER:                N/A             CUSIP:     M02005102
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Ms. Zipporah Samet as an                             ISSUER          YES        ABSTAIN           AGAINST
External Director for a statutory 3 year period

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AFRICAN BK INVTS LTD
  TICKER:                N/A             CUSIP:     S01035112
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.141: Approve the resignation and                               ISSUER          YES          FOR               FOR
appointment of each of the Directors as specified are
 moved as separate and stand-alone Resolutions in
respect of each such Directors

PROPOSAL #O.142: Re-elect Mr. Antonio Fourie as a                          ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #O.143: Re-elect Mr. David Braidwood Gibbon                       ISSUER          YES          FOR               FOR
as a Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #O.144: Re-elect Mr. Bahle Dawn Goba as a                         ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.145: Re-elect Mr. Thamsanqa Mthunzi                            ISSUER          YES          FOR               FOR
Sokutu as as Director of the Company, who retires in
accordance with the Company's Articles of Association

PROPOSAL #O.146: Re-elect Mr. Ashley Tugendhaft as a                       ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.2: Re-appoint Deloitte and Touche as                           ISSUER          YES          FOR               FOR
Auditors of the Company and appoint Mgcinisihlalo
Jordan as the designated Auditor to hold office for
the ensuing year; and to authorize the Directors to
determine the remuneration of the Auditors

PROPOSAL #S.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, to contemplate the sections 85 to 89 of the
Companies Act [the Act], the acquisitions by the
Company, and/or any subsidiary of the Company, from
time to time of the issued ordinary shares of the
Company, upon such terms and conditions and in such
amounts as the Directors of the Company may from time
 to time determine, but subject to the Articles of
Association of the Company, the provisions of the Act
 and the JSE Listings Requirements, when applicable,
and provided that; [Authority shall be valid until
only the next AGM of the Company or 15 months from
the date of the AGM at which this special resolution
is passed, whichever period is shorter], the
repurchase of shares being effected through the main
order book operated by the trading system of the JSE
Limited [the JSE] and being done without any prior
understanding or arrangement between the Company and
the counterparty; the aggregate percentage of issued
shares in the Company which the Company together with
 any of its subsidiaries may acquire during any one
FY under this general authority shall not exceed 3%
of the Company's issued ordinary share capital; when
the Company, together with its subsidiaries, has
cumulatively repurchased 3% of the initial number of
the relevant class of securities an announcement will
 be made; subject always to the limitation specified
in 6.3 above, the aggregate percentage of issued
shares in the Company which the Company's
subsidiaries may hold as treasury stock, at any time,
 shall not exceed 10% of the Company's issued share
capital for each class of shares; repurchases must
not be made at a price greater than 10% above the
weighted average of the market value for the shares
for the 5 [five] business days immediately preceding
the date on which the transaction is effected or, if
the Company's shares have not traded in such 5
business day period, the JSE should be consulted for
a ruling; at any point in time, the Company may only
appoint one agent to effect any repurchases on its
behalf; such repurchases may only be effected if,
thereafter, the Company still complies with the
shareholder spread requirements of the JSE; no
repurchase may take place during prohibited periods
stipulated by the JSE Listings Requirements unless
the Company has in place a repurchase programme where
 the dates and quantities of shares to be traded
during the relevant period are fixed and not subject
to any variation and full details of the programme
have been disclosed in an announcement over SENS
prior to the commencement of the prohibited period;
and any acquisition shall be subject to: the
Companies Act; the JSE Listings Requirements and any
other applicable stock exchange rules, as may be
amended from time to time; and any other relevant
authority whose approval is required by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AFRICAN OXYGEN LTD.
  TICKER:                N/A             CUSIP:     S01540129
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Re-elect Mr. LL Van Niekerk as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.2: Re-elect Mr. JK Masters as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Re-elect Mr. CJPG Van Zyl as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Re-elect Mr. Kdk Mokhele as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint the Auditors                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the placement of shares under                        ISSUER          YES          FOR               FOR
the control of the Directors

PROPOSAL #5.: Approve to increase the Non Executive                        ISSUER          YES          FOR               FOR
Directors fees

PROPOSAL #6.: Approve the general authority to issue                       ISSUER          YES          FOR               FOR
shares for cash

PROPOSAL #7.: Grant authority to repurchase shares                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AFRICAN RAINBOW MINERALS LTD
  TICKER:                N/A             CUSIP:     S01680107
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports for year ended

PROPOSAL #2.1: Re-elect Mr. F. Abbott as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Re-elect Mr. W.M. Gule as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Re-elect Mr. K.S. Mashalane as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.4: Re-elect Mr. Z.B. Swanepoel as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Re-elect Mr. L.A. Shiels as a Director                       ISSUER          YES          FOR               FOR
appointed during the year

PROPOSAL #4.: Ratify the Ernst Young as the Auditors                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #6.: Approve the 2008 Share Plan                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AGILE PPTY HLDGS LTD
  TICKER:                N/A             CUSIP:     G01198103
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
financial statements of the Company and its
subsidiaries for the YE 31 DEC 2008 together with the
 Directors' report and the Auditor's report thereon

PROPOSAL #2.i: Re-elect Mr. Chen Zhou Lin as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.ii: Re-elect Ms. Luk Sin Fong, Fion as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.iii: Re-elect Dr. Cheng Hon Kwan as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.iv: Authorize the Remuneration Committee                       ISSUER          YES          FOR               FOR
to fix the remuneration of the Executive Directors

PROPOSAL #3.: Approve the remuneration of HKD 288,750                      ISSUER          YES          FOR               FOR
 to be paid to each of the Independent Non-Executive
Directors of the Company for the YE 31 DEC 2009,
provided that such remuneration will be paid in
proportion to the period of service in the case of a
Director who has not served a complete year

PROPOSAL #4.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #6.A: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 during the relevant period, to repurchase shares of
the Company on The Stock Exchange of Hong Kong
Limited [the Stock Exchange] or on any other stock
exchange on which the shares of the Company may be
listed and recognized by the Securities and Futures
Commission and the Stock Exchange for this purpose,
subject to and in accordance with all applicable laws
 and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any
 other stock exchange as amended from time to time,
not exceed 10% of the aggregate nominal amount of the
 share capital of the Company in issue at the date of
 passing of this Resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company or any

PROPOSAL #6.B: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, to allot, issue and deal with additional
shares in the capital of the Company and to make and
grant offers, agreements and options [including
warrants, bonds, debentures, notes and other
securities which carry rights to subscribe for or are
 convertible into shares of the Company], during and
after the end of relevant period, not exceeding 20%
of the aggregate nominal amount of the share capital
of the Company, otherwise than pursuant to: a) a
rights issue; or b) an issue of shares upon the
exercise of subscription rights under any option
scheme or similar arrangement for the time being
adopted for the grant or issue to the grantees as
specified in such scheme or similar arrangement of
shares or rights to acquire shares of the Company; or
 c) any issue of shares pursuant to the exercise of
rights of subscription or conversion under the terms
of any existing warrants, bonds, debentures, notes
and other securities of the Company which carry
rights to subscribe for or are convertible into
shares of the Company; or d) an issue of shares
pursuant to any scrip dividend or similar arrangement
 providing for the allotment of shares in lieu of the
 whole or part of the dividend on shares of the
Company in accordance with the Articles of
Association of the Company; and [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the

PROPOSAL #6.C: Approve, subject to the passing of                          ISSUER          YES        AGAINST           AGAINST
Resolutions 6.A and 6.B, to extend the aggregate
nominal amount of share capital that may be allotted
or agreed conditionally or unconditionally to the
Directors of the Company, pursuant to Resolution 6.B
by addition thereto of an amount representing the
aggregate nominal amount of shares of the Company
repurchased or otherwise acquire by the Company
pursuant Resolution 6.A, not exceeding 10% of the
aggregate nominal amount of the issued share capital
of the Company as at the passing of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AGL ENERGY LTD
  TICKER:                N/A             CUSIP:     Q01630104
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          YES          FOR               FOR
Company and the consolidated entity and the reports
of the Directors and the Auditor for the FYE 30 JUN

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 30 JUN 2008 as specified

PROPOSAL #3.A: Re-elect Mr. J.C.R. Maycock as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation at
the close of the meeting in accordance with clause 58
 of the Company's Constitution

PROPOSAL #3.B: Re-elect Ms. S.V. McPhee as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation at the close
 of the meeting in accordance with clause 58 of the
Company's Constitution

PROPOSAL #S.4: Amend the constitution of AGL Energy                        ISSUER          YES          FOR               FOR
Limited, with effect from the day after the close of
the meeting, as specified

PROPOSAL #5.: Approve to increase, with effect from                        ISSUER          YES          FOR               FOR
01 JAN 2009, the aggregate maximum sum available for
the remuneration of the Non-Executive Directors by
AUD 250,000 per year to AUD 1,750,000 per year

PROPOSAL #6.: Approve, in accordance with the ASX                          ISSUER          YES          FOR               FOR
Listing Rule 10.14, to grant the share performance
rights under the LTIP to Mr. Michael Fraser, the
Managing Director and the Chief Executive Officer of
the Company, in respect of the FYE 30 JUN 2009, 30
JUN 2010, 30 JUN 2011, on the terms as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AGNICO EAGLE MINES LTD
  TICKER:                N/A             CUSIP:     008474108
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Leanne M. Baker as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. Douglas R. Beaumont as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. Sean Boyd as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. Clifford Davis as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. David Garofalo as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. Bernard Kraft as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. Mel Leiderman as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. James D. Nasso as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. Merfyn Roberts as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect Mr. Eberhard Scherkus as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. Howard R. Stockford as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.12: Elect Mr. Pertti Voutilainen as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint Ernst & Young LLP as the                             ISSUER          YES          FOR               FOR
Auditors of the Corporation and authorize the
Directors to fix their remuneration

PROPOSAL #3.: Amend the Agnico-Eagle's Employee Share                      ISSUER          YES          FOR               FOR
 Purchase Plan

PROPOSAL #4.: Amend the Agnico-Eagle's Stock Option                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #5.: Amend the amended and restated By-Laws                       ISSUER          YES          FOR               FOR
of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AGRIUM INC
  TICKER:                N/A             CUSIP:     008916108
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Ralph S. Cunningham as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Mr. Germaine Gibara as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Elect Mr. Russell K. Girling as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.4: Elect Mr. Susan A. Henry as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. Russell J. Horner as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.6: Elect Mr. A. Anne McLellan as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.7: Elect Mr. Derek G. Pannell as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.8: Elect Mr. Frank W. Proto as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. Michael M. Wilson as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.10: Elect Mr. Victor J. Zaleschuk as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint KPMG LLP, Chartered                                  ISSUER          YES          FOR               FOR
Accountants, as the Auditors of the Corporation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIFUL CORPORATION
  TICKER:                N/A             CUSIP:     J00557108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIOI INSURANCE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J00607101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIR CHINA LTD
  TICKER:                N/A             CUSIP:     Y002A6104
  MEETING DATE:          10/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Ms. Wang Yinxiang as a Non-                          ISSUER          YES          FOR               FOR
Executive Director of the Board of Directors of the
Company

PROPOSAL #S.2.A: Approve the Company's purchase of 20                      ISSUER          YES          FOR               FOR
 Airbus 330-Series aircraft from Airbus Company

PROPOSAL #S.2.B: Approve the Company's purchase of 15                      ISSUER          YES          FOR               FOR
 Boeing 777 and 30 Boeing 737 aircraft from Boeing
Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIR CHINA LTD
  TICKER:                N/A             CUSIP:     Y002A6104
  MEETING DATE:          12/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the appointment of Mr. He                            ISSUER          YES          FOR               FOR
Chaofan as a shareholder representative Supervisor
for the second session of the Supervisory Committee
of the Company

PROPOSAL #2.: Approve that, from 01 JAN 2009, the                          ISSUER          YES          FOR               FOR
Company may send or supply corporate communications
to its shareholders of H shares in relation to whom
the following conditions are met by making such
corporate communications available on the Company's
own website: (i) each holder of H shares has been
asked individually by the Company to agree that the
Company may send or supply corporate communications
generally, or the corporate communication in
question, to him by means of the Company's own
website; and (ii) the Company has not received a
response indicating objection from the holder of H
shares within the period of 28 days beginning with
the date on which the Company's request was sent, the
 shareholders of H shares in relation to whom the
aforesaid 2 conditions are met shall be taken to have
 agreed that the Company may send or supply corporate
 communications to such shareholders by making such
corporate communications available at the Company's

PROPOSAL #S.3: Approve, a medium-term notes program                        ISSUER          YES          FOR               FOR
of the Company [the Program] on the terms: (i)
issuance of medium-term notes with a term of 3 or 5
years in the inter-bank bond market in the People's
Republic of China, which may be issued in tranches,
with an aggregate amount not exceeding RMB 6 billion;
 (ii) the main use of proceeds from the Program is to
 adjust the debt structure of the Company and
supplement its working capital; and authorize the
Chairman of the Board, or an Executive Director or
any person authorized by the Chairman of the Board of
 the Company to deal with all matters in connection
with the issuance of the medium-term notes, including
 but not limited to: (i) determine the details of
timing, amount, the number of tranches, interest
rate, use of proceeds and all other matters relating
to the reporting and issuance of the medium term
notes; (ii) signing the necessary documents in
connection with the Program, including but not
limited to the document in relation to the issuance
application, issuance prospectus, underwriting
agreement and all announcements relating thereto;
(iii) deal with the necessary procedural matters,
including but not limited to the relevant
registration matters; and (iv) to do all other

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIR CHINA LTD
  TICKER:                N/A             CUSIP:     Y002A6104
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the year 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the year 2008

PROPOSAL #3.: Approve the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements of the Company for the year 2008
 prepared under the Accounting Standards for
Enterprises of the PRC and International Financial
Reporting Standards

PROPOSAL #4.: Approve the profit distribution                              ISSUER          YES          FOR               FOR
proposal that no dividends be distributed for the
year 2008 as recommended by the Board of Directors of

PROPOSAL #5.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Company's International Auditors and Ernst & Young
Hua Ming CPAS Limited Company as the Company's
Domestic Auditors for the YE 31 DEC 2009 and
authorize the Board of Directors of the Company to
determine their remunerations

PROPOSAL #6.: Appoint Mr. Cao Jianxiong as a Non-                          ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #7.: Appoint Mr. Fu Yang as an Independent                        ISSUER          YES          FOR               FOR
Non-Executive Director of the Company and approve to
determine his remuneration with reference to the
emoluments of the Independent Non-Executive Directors
 of the second session of the Board [which is RMB
60,000]

PROPOSAL #8.: Approve the procurement of Directors                         ISSUER          YES          FOR               FOR
and officers liability insurance for the Directors,
Supervisors and Senior Management of the Company and
authorize the Board to determine any adjustments to
the limits of liability and premiums and authorize
the Management of the Company to handle issues
relating to the liability insurance on a yearly basis
 including but not limited to selection of the
insurance Company and execution of insurance contracts

PROPOSAL #S.9.A: Authorize the Board of Directors of                       ISSUER          YES        AGAINST           AGAINST
the Company to allot, issue and deal with additional
shares of the Company [Shares] and to make or grant
offers, agreements and options which might require
during and after the end of the relevant period; the
amount of additional a Shares and overseas-listed
foreign shares [H Shares] [as the case may be]
allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted,
issued and dealt with either separately or
concurrently by the Board of Directors of the Company
 pursuant to the approval in this resolution, shall
not exceed 20% of each of the Company's existing A
Shares and H Shares [as the case may be] in issue at
the date of passing this special
resolution;[Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the 12 months period following the

PROPOSAL #S.9.B: Authorize the Board of Directors of                       ISSUER          YES        AGAINST           AGAINST
the Company to increase the registered capital of the
 Company to reflect the issue of shares authorized
under special resolution 9A, and to make such
appropriate and necessary amendments to the Articles
of Association of the Company as they think fit to
reflect such increases in the registered capital of
the Company and to take any other action and complete
 any formality required to effect such increase of
the registered capital of the Company

PROPOSAL #S.10: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company as set out in Appendix I of the circular
dispatched by the Company on 24 APR 2009 and
authorize an Executive Director to adjust, at his or
her discretion, the said amendments in accordance
with the opinion of the relevant PRC authorities [the
 proposed amendment to the articles of amendments
will be submitted to the relevant PRC authorities for
 approval after being approved at the AGM]

PROPOSAL #S.11: Amend the rules and procedure of                           ISSUER          YES          FOR               FOR
shareholders' meeting, the rules and procedure of
meetings of the Board of Directors and the rules and
procedure of meetings of the Supervisory Committee of
 the Company, the revised full text of which are as
specified in Appendix II, III and IV respectively of
the circular despatched by the Company on 24 APR 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIR FRANCE - KLM, ROISSY CHARLES DE GAULLE
  TICKER:                N/A             CUSIP:     F01699135
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors, approves the Company's
financial statements for the YE in 31 MAR 2008 as
presented

PROPOSAL #O.2: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and Auditors, approves the consolidated
financial statements for the said FY, in the form
presented to the meeting

PROPOSAL #O.3: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the income for
the FY be appropriated as follows: EUR
198,182,726.28, the general shareholders meeting
decides to affect the profit to which add the prior
credit retained earnings prior retained earnings: EUR
 15,793,359.10 available total: EUR 213,976,085.38,
legal reserve: EUR 9,909,136.31 dividends: EUR
174,127,181.24 retained earnings : EUR 29,939,767.83
the shareholders will receive a net dividend of EUR
0.58 per share, and will entitle to the 40% deduction
 provided by the france tax code, this dividend will
be paid on 17 JUL 2008, in the event that the Company
 holds some of own shares on such date, the amount of
 the unpaid dividend on such shares shall be
allocated to the retained earnings account, as
required by law, it is reminded that, for the last 3
FY's the dividends paid, were as follows: EUR 0.15
for FY 2004.2005 EUR 0.30 for FY 2005.2006, EUR 0.48

PROPOSAL #O.4: Receive the special reports of the                          ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225.38
of the French Commercial Code, approves said report
and the agreements referred to therein

PROPOSAL #O.5: Approve to renews the appointment of                        ISSUER          YES          FOR               FOR
the KPMG Audit as statutory Auditors for a 6 year
period

PROPOSAL #O.6: Appoint Mr. Denis Marange as the                            ISSUER          YES          FOR               FOR
Deputy Auditor for a 6  years period

PROPOSAL #O.7.: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
trade in the Company's shares on the stock market,
subject to the conditions described below: maximum
purchase price: EUR 60.00 maximum number of shares to
 be acquired: 10% of the share capital, maximum funds
 invested in the share buybacks: EUR 255,186,386.00;
[authority expires at the end of the 18 months
period] and this authorization supersedes the
fraction unused of the authorizations granted by the
shareholders' meeting of 12 JUL 2007 in its
Resolution 5, and to take all necessary measures and
accomplish all necessary formalities

PROPOSAL #E.8: Amend the Article 18 of the Bylaws                          ISSUER          YES          FOR               FOR

PROPOSAL #E.9: Grant full powers to the bearer of an                       ISSUER          YES          FOR               FOR
original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed bylaw

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIR NEW ZEALAND LTD
  TICKER:                N/A             CUSIP:     Q0169V100
  MEETING DATE:          9/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. John Palmer as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Re-elect Mr. Roger France as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect Mr. Paul Bingham as a Director                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIR WATER INC.
  TICKER:                N/A             CUSIP:     J00662114
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIRPORTS OF THAILAND PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y0028Q111
  MEETING DATE:          1/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the 1/2008 the                        ISSUER          YES          FOR               FOR
EGM of shareholders held on 14 MAR 2008

PROPOSAL #2.: Acknowledge the operating results of                         ISSUER          YES          FOR               FOR
2008
PROPOSAL #3.: Approve the balance sheets and income                        ISSUER          YES          FOR               FOR
statements for the YE 30 SEP 2008

PROPOSAL #4.: Approve the appropriation of dividend                        ISSUER          YES          FOR               FOR
payment according to the operating results in the
accounting period 2008

PROPOSAL #5.A: Elect a Director, in replacement of                         ISSUER          YES        AGAINST           AGAINST
Mr. Vinai Vittavasgarnvej who retires by rotation

PROPOSAL #5.B: Elect a Director, in replacement of                         ISSUER          YES        AGAINST           AGAINST
Mr. Pongsak Semson who retires by rotation

PROPOSAL #5.C: Elect a Director, in replacement of                         ISSUER          YES        AGAINST           AGAINST
Air Marshal Sumet Photimanee who retires by rotation

PROPOSAL #5.D: Elect a Director, in replacement of                         ISSUER          YES        AGAINST           AGAINST
Mr. Arkhom Termpittayapaisith who retires by rotation

PROPOSAL #5.E: Elect a Director, in replacement of                         ISSUER          YES        AGAINST           AGAINST
Flight Lieutenant Usar Borisuth who retires by

PROPOSAL #6.: Approve the remuneration of the Board                        ISSUER          YES          FOR               FOR
Members

PROPOSAL #7.: Appoint an Auditor and determine the                         ISSUER          YES          FOR               FOR
Auditor's remuneration

PROPOSAL #8.: Other matters (if any)                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AIRPORTS OF THAILAND PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y0028Q111
  MEETING DATE:          2/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Piyapan Champasut as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Air Chief Marshal Raden Puengpak                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #1.3: Elect Air Chief Marshal Bureerat                            ISSUER          YES          FOR               FOR
Ratanavanich as a Director

PROPOSAL #1.4: Elect Mr. Pongsak Semson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. Utid Tamwatin as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. Thanapich Mulapruk as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.7: Elect Mr. Suphoth Sublom as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. Chakarn Saengruksawong as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.9: Elect Mr. Arkhom Termpittayapaisith as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #1.10: Elect Mrs. Rawittha Pongnuchit as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. Wutisak Lapcharoensap as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.12: Elect Mr. Prasong Poontaneat as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.13: Elect Miss. Pongpen Summapan as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.14: Elect Mr. Suthi Kreingchaiyapruk as a                      ISSUER          YES          FOR               FOR
 Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AISIN SEIKI CO.,LTD.
  TICKER:                N/A             CUSIP:     J00714105
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Issuance of Share Acquisition                         ISSUER          YES          FOR               FOR
Rights as Stock Options

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AJINOMOTO CO.,INC.
  TICKER:                N/A             CUSIP:     J00882126
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AKBANK TURK ANONIM SIRKETI
  TICKER:                N/A             CUSIP:     M0300L106
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Presidential Board and                           ISSUER          NO           N/A               N/A
authorize to sign the minutes of the general meeting

PROPOSAL #2.: Approve the communication of the                             ISSUER          NO           N/A               N/A
reports of the Board of Directors, the Internal
Auditors and the Independent Auditor

PROPOSAL #3.: Ratify the balance sheet and profit and                      ISSUER          NO           N/A               N/A
 loss statement for 2008 and grant discharge of
liability of the Board of Directors and the Auditors
from the operations and accounts of 2008

PROPOSAL #4.: Approve the decision on the                                  ISSUER          NO           N/A               N/A
appropriation of profits of 2008

PROPOSAL #5.: Approve the renewal and appointment of                       ISSUER          NO           N/A               N/A
the Internal Auditors and determination of their
salaries

PROPOSAL #6.: Approve the information to the                               ISSUER          NO           N/A               N/A
shareholders regarding the donations for 2008

PROPOSAL #7.: Authorize the Board of Directors in                          ISSUER          NO           N/A               N/A
connection with matters falling within the scope of
Articles 334 and 335 of the Turkish Commercial Code

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AKER SOLUTIONS ASA
  TICKER:                N/A             CUSIP:     R0180X100
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM, including                                ISSUER          YES          FOR               FOR
appointment of a person to Companies Act-sign the
minutes together with the Chairman

PROPOSAL #2.: Approve the information regarding the                        ISSUER          YES          FOR               FOR
business

PROPOSAL #3.: Approve Aker Solutions ASA and the                           ISSUER          YES          FOR               FOR
group consolidated annual accounts for 2008 and the
annual report, the Board of Director's proposes that
a dividend on NOK 1.60 per share is paid for the FY

PROPOSAL #4.: Approve the declaration regarding                            ISSUER          YES          FOR               FOR
stipulation of salary and other remuneration to the
executive Management of the Company

PROPOSAL #5.: Approve to stipulate the remuneration                        ISSUER          YES          FOR               FOR
of the Board of Director's for 2008

PROPOSAL #6.: Approve to stipulate the remuneration                        ISSUER          YES          FOR               FOR
to the Members of the Nomination Committee for 2008

PROPOSAL #7.: Approve remuneration to the Auditor's                        ISSUER          YES          FOR               FOR
for 2008

PROPOSAL #8.: Elect Members to the Board of Director's                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #9.: Elect members to the Nomination                              ISSUER          YES          FOR               FOR
Committee
PROPOSAL #10.: Approve to change the Articles of                           ISSUER          YES          FOR               FOR
Association with regards to publication of notice of
General Meeting

PROPOSAL #11.: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
purchase own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AKER SOLUTIONS ASA
  TICKER:                N/A             CUSIP:     R0180X100
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting and                           ISSUER          YES          FOR               FOR
appoint a person to co-sign the minutes together with
 the Chairman

PROPOSAL #2.: Approve the transactions between Aker                        ISSUER          YES        AGAINST           AGAINST
Solutions AS and Companies in the Aker Group,
hereunder the strategy behind the transactions

PROPOSAL #3.: Approve the bond issue by Aker                               ISSUER          YES          FOR               FOR
Solutions ASA where Companies in the Aker Group may
participate, conf the Norwegian Public Limited
Companies Act Section 3-8

PROPOSAL #4.: Elect the Members to the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AKZO NOBEL NV
  TICKER:                N/A             CUSIP:     N01803100
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Report of the Board of Management for                        ISSUER          NO           N/A               N/A
the FY 2008

PROPOSAL #3.a: Adopt the 2008 financial statements of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #3.b: Approve the allocation of loss                              ISSUER          YES          FOR               FOR

PROPOSAL #3.c: Discussion on the dividend policy                           ISSUER          NO           N/A               N/A

PROPOSAL #3.d: Adopt the dividend proposal                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.a: Grant discharge from liability of the                       ISSUER          YES          FOR               FOR
Members of the Board of Management for the
performance of their duties in the FY 2008

PROPOSAL #4.b: Grant discharge from liability of the                       ISSUER          YES          FOR               FOR
Members of the Supervisory Board for the performance
of their duties in the FY 2008

PROPOSAL #5.a: Approve to increase the number of                           ISSUER          YES          FOR               FOR
Members of the Board of Management from 4 to 5

PROPOSAL #5.b: Appoint Mr. L. W. Gunning to the Board                      ISSUER          YES          FOR               FOR
 of Management

PROPOSAL #6.: Approve the reduction in the number of                       ISSUER          YES          FOR               FOR
Supervisory Board Members from 9 to 8

PROPOSAL #7.a: Amend the short term incentive program                      ISSUER          YES          FOR               FOR
 for Board of Management

PROPOSAL #7.b: Amend the long term incentive program                       ISSUER          YES          FOR               FOR
for Board of Management

PROPOSAL #8.a: Authorize the Board of Management to                        ISSUER          YES          FOR               FOR
issue shares

PROPOSAL #8.b: Authorize the Board of Management to                        ISSUER          YES          FOR               FOR
restrict or exclude the pre-emptive rights of the
shareholders

PROPOSAL #9.: Authorize the Board of Management to                         ISSUER          YES          FOR               FOR
acquire common shares in the share capital of the
Company on behalf of the Company

PROPOSAL #10.: Any other business                                          ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALCATEL LUCENT
  TICKER:                N/A             CUSIP:     F0191J101
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements for                        ISSUER          YES          FOR               FOR
fiscal year ended December 31, 2008.

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements for fiscal year ended December 31, 2008.

PROPOSAL #O.3: Approve the allocation of the loss for                      ISSUER          YES          FOR               FOR
 fiscal year ended December 31, 2008.

PROPOSAL #O.4: Ratify the appointment of Mr. Phillipe                      ISSUER          YES          FOR               FOR
 Camus as a Director.

PROPOSAL #O.5: Ratify the appointment of Mr. Ben                           ISSUER          YES          FOR               FOR
Verwaayen as a Director.

PROPOSAL #O.6: Ratify the appointment of Mr. Stuart                        ISSUER          YES          FOR               FOR
E. Eizenstat as a Director.

PROPOSAL #O.7: Ratify the appointment of Mr. Louis R.                      ISSUER          YES          FOR               FOR
 Hughes as a Director.

PROPOSAL #O.8: Ratify the appointment of Mr. Jean C.                       ISSUER          YES          FOR               FOR
Monty as a Director.

PROPOSAL #O.9: Ratify the appointment of Mr. Olivier                       ISSUER          YES          FOR               FOR
Piou as a Director.

PROPOSAL #O.10: Re-elect Ms. Sylvia Jay as a Director.                     ISSUER          YES          FOR               FOR

PROPOSAL #O.11: Re-elect Mr. Jean-Cyril Spinetta as a                      ISSUER          YES          FOR               FOR
 Director.

PROPOSAL #O.12: Approve the special Auditors report                        ISSUER          YES          FOR               FOR
presenting ongoing related party transaction.

PROPOSAL #O.13: Approve the transaction with Mr.                           ISSUER          YES        AGAINST           AGAINST
Philippe Camus with respect to the allocation of
restricted stock units.

PROPOSAL #O.14: Approve the transaction with Mr. Ben                       ISSUER          YES        AGAINST           AGAINST
Verwaayen with respect to the allocation of
restricted stock units and stock options.

PROPOSAL #O.15: Approve the transaction with Mr. Ben                       ISSUER          YES          FOR               FOR
Verwaayen regarding Pension Benefits.

PROPOSAL #O.16: Grant authority to the Board of                            ISSUER          YES          FOR               FOR
Directors to allow the company to repurchase and sell
 its own shares up to 10% of issued share capital.

PROPOSAL #E.17: Grant authority to the Board of                            ISSUER          YES          FOR               FOR
Directors to reduce the share capital of the company
by cancellation of treasury shares.

PROPOSAL #E.18: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity-linked securities with preemptive
rights up to aggregate nominal amount of EUR 1.350
million.

PROPOSAL #E.19: Grant authority  for the issuance of                       ISSUER          YES          FOR               FOR
equity or equity-linked securities without preemptive
 rights up to aggregate nominal amount of EUR 920
million.

PROPOSAL #E.20: Grant authority to capital increase                        ISSUER          YES          FOR               FOR
of up to 10% of issued capital to remunerate
contributions in kind of capital stock or marketable
securities giving access to the capital of third-
party companies.

PROPOSAL #E.21: Approve to set Global Limit for                            ISSUER          YES          FOR               FOR
capital increase to result from items 18 to 20 at EUR
 2.270 million.

PROPOSAL #E.22: Grant authority to the capitalization                      ISSUER          YES          FOR               FOR
 of reserves for bonus issue or increase in par value.

PROPOSAL #E.23: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan.

PROPOSAL #E.24: Grant authority filing of required                         ISSUER          YES          FOR               FOR
documents/other formalities.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALFA LAVAL AB SWEDEN
  TICKER:                N/A             CUSIP:     W04008152
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Election of Mr. Anders Narvinger as the                      ISSUER          NO           N/A               N/A
 Chairman of the 2009 AGM

PROPOSAL #3.: Preparation and approval of the voting                       ISSUER          NO           N/A               N/A
register

PROPOSAL #4.: Approval of the agenda for the meeting                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Election of 1 or 2 persons to attest                         ISSUER          NO           N/A               N/A
the minutes

PROPOSAL #6.: Determine whether the meeting has been                       ISSUER          NO           N/A               N/A
duly convened

PROPOSAL #7.: Statement by the Managing Director                           ISSUER          NO           N/A               N/A

PROPOSAL #8.: Report on the work of the Board of                           ISSUER          NO           N/A               N/A
Directors and the Committees of the Board of Directors

PROPOSAL #9.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
the Auditor's report as well as the consolidated
annual report and the Auditor's report for the Group

PROPOSAL #10.a: Adopt the income statement and the                         ISSUER          YES          FOR               FOR
balance sheet as well as the consolidated income
statement and the consolidated balance sheet

PROPOSAL #10.b: Approve the distribution of profits                        ISSUER          YES          FOR               FOR
in an amount of SEK 2.25 per share for 2008, Thursday
 23 APR 2009 is proposed as record date for the right
 to distribution of profits

PROPOSAL #10.c: Grant discharge to the Members of the                      ISSUER          YES          FOR               FOR
 Board of Directors and the Managing Director from
liability

PROPOSAL #11.: Receive the report on the work of the                       ISSUER          NO           N/A               N/A
nomination committee

PROPOSAL #12.: Elect, the number of Members of the                         ISSUER          YES          FOR               FOR
Board of Directors proposed to be 8 with no deputies;
 the number of Auditors is proposed to be 2 with 2
deputies

PROPOSAL #13.: Approve the compensation to the Board                       ISSUER          YES          FOR               FOR
of Directors to be a toal of SEK 3,485,000  to be
distributed among the Members of the Board of
Directors who are elected by the meeting and not
employed by the Company as speicfied; and the
compensation to the Auditors to be paid as per
approved invoice

PROPOSAL #14.: Re-elect Messrs. Gunilla Berg, Bjorn                        ISSUER          YES          FOR               FOR
Hagglund, Anders Narvinger, Finn Rausing, Jorn
Rausing, Lars Renstrom, Waldemar Schmidt and Ulla
Litzen as the Members of Board of Directors; elect
Mr. Anders Narvinger as the Chairman of the Board of
Directors, the assignment of Anders Narvinger's as
Chairman of the Board of Directors end prematurely,
the Board of Directors shall appoint a new Chairman;
the authorized public accountants Kerstin Mouchard
and Staffan Landen,were appointed Auditors of the
Company and the authorized public accountants Hakan
Olsson and Thomas Swensson were appointed deputy
Auditors of the Company at the AGM to be held in 2008
 for a period of 4 years, i.e., for the period until
the AGM to be held in 2012

PROPOSAL #15.: Receive Auditor's report regarding                          ISSUER          YES          FOR               FOR
compliance with the guidelines for compensation to
senior management adopted at the AGM held in 2008

PROPOSAL #16.: Approve the guidelines for                                  ISSUER          YES          FOR               FOR
compensation to Senior Management as specified

PROPOSAL #17.: Approve the Nomination Committee for                        ISSUER          YES          FOR               FOR
the next AGM as specified

PROPOSAL #18.a: Approve to reduce the share capital                        ISSUER          YES          FOR               FOR
for transfer to a fund to be used pursuant to a
resolution adopted by the General Meeting by
retirement of re-purchased shares as sepcified

PROPOSAL #18.b: Approve the bonus issue as specified                       ISSUER          YES          FOR               FOR

PROPOSAL #19.: Amend the Articles of Association as                        ISSUER          YES          FOR               FOR
specified

PROPOSAL #20.: Other matter                                                ISSUER          NO           N/A               N/A

PROPOSAL #21.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALFA SAB DE CV
  TICKER:                N/A             CUSIP:     P0156P117
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Submission and, where appropriate,                           ISSUER          NO           N/A               N/A
approval of a proposal to cancel 40000000 shares,
from the purchase program of its own shares that are
in the Treasury, and to take effect the resolution s
of the case

PROPOSAL #2.: Appointment of delegates                                     ISSUER          NO           N/A               N/A

PROPOSAL #3.: Reading and, where appropriate,                              ISSUER          NO           N/A               N/A
approval of minutes of the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALFA SAB DE CV
  TICKER:                N/A             CUSIP:     P0156P117
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Presentation and, if relevant, approval                      ISSUER          NO           N/A               N/A
 of the reports that are referred to in Article 28
[iv], of the Securities Market Law, relating to the
2008 FY

PROPOSAL #II.: Proposals on the allocation of the                          ISSUER          NO           N/A               N/A
results account for the 2008 FY, which include to
declare a cash dividend, the setting of the maximum
amount of funds that may be allocated for the
purchase of the Company's own shares

PROPOSAL #III.: Election of the Members of the Board                       ISSUER          NO           N/A               N/A
of Directors and of the Chairperson of the audit and
Corporate Practices Committee, setting of their
remuneration and related resolutions

PROPOSAL #IV.: Designation of delegates                                    ISSUER          NO           N/A               N/A

PROPOSAL #V.: Reading and, if relevant, approval of                        ISSUER          NO           N/A               N/A
the minutes of the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALFRESA HOLDINGS CORPORATION
  TICKER:                N/A             CUSIP:     J0109X107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALIBABA.COM LTD
  TICKER:                N/A             CUSIP:     G01717100
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements together with the Directors' report and
the Independent Auditor's report for the YE 31 DEC

PROPOSAL #2.: Re-elect Mr. Wei Zhe, David, as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Re-elect Mr. Tsai Chung, Joseph as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-elect Mr. Okada, Satoshi as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Mr. Kwan Ming Sang, Savio, as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #6.: Appoint Mr. Lee Shi-Huei as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Appoint Mr. Deng Kang Ming as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #8.: Authorize the Board of Directors to fix                      ISSUER          YES          FOR               FOR
 the Directors' remuneration

PROPOSAL #9.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #10.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 [Directors], subject to this resolution, and
pursuant to the Rules Governing the Listing of
Securities on the Stock Exchange of Hong Kong
Limited, to allot, issue or otherwise deal with
additional shares or securities convertible into
Shares, or options, warrants or similar rights to
subscribe for any Shares, and to make or grant
offers, agreements and options during and after the
end of the relevant period, not exceeding 10% of the
aggregate nominal of the issued share capital of the
Company otherwise than pursuant to: i) a Rights
Issue; ii) the exercise of rights of subscription or
conversion under the terms of any warrants issued by
the Company or any securities which are convertible
into Shares of the Company; iii) the exercise of any
option scheme or similar arrangement; or iv) any
scrip dividend or similar arrangement providing for
the allotment of Shares in lieu of the whole or part
of a dividend on Shares in accordance with the
Articles of Association of the Company;[Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or any
applicable laws of the Cayman Islands to be held]

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase shares I the capital of the Company on
 The Stock Exchange of Hong Kong Limited [the Stock
Exchange] or on any other exchange on which the
securities of the Company may be listed and
recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for such purpose,
 and otherwise in accordance with the rules and
regulations of the securities and Futures Commission
of Hong Kong and the Stock Exchange or of any other
stock exchange as amended from time to time and all
applicable laws and regulations during and after the
end of the relevant period, not exceeding 10% of the
aggregate nominal amount of the issued share capital
of the Company in issue on the date of passing this
resolution;[Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable laws of
the Cayman Islands to be held]

PROPOSAL #12.: Approve, conditional upon the                               ISSUER          YES        AGAINST           AGAINST
Resolutions 11 and 12 as specified, the aggregate
nominal amount of the number of shares which are
repurchased by the Company after the date of the
passing of this resolution [up to a maximum of 10% of
 the aggregate nominal amount of the share capital of
 the Company in issue as at the date of this
Resolution] shall be added to the aggregate nominal
amount of share capital that may be allotted or
agreed conditionally or unconditionally to be
allotted by the Directors of the Company pursuant to
Resolution numbered 11 as specified

PROPOSAL #13.: Approve, subject to this resolution,                        ISSUER          YES          FOR               FOR
to allot, issue and deal with additional shares to be
 issued under the restricted share unit scheme
approved and adopted by the then sole shareholder of
the Company and the Board of Directors of the
Company, both on 12 OCT 2007, during and after the
end of the relevant period and subsequently amended
by our shareholders at the AGM of the Company held on
 05 MAY 2008 [Restricted Share Unit Scheme] the
aggregate nominal amount in additional shares
allotted, issued or dealt with, by the Directors
pursuant to the approval in this resolution shall not
 exceed 100,206,235 shares of the Company; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or any
applicable laws of the Cayman Islands to be held]

PROPOSAL #S.14: Approve and adopt the amended and                          ISSUER          YES          FOR               FOR
restated Memorandum and Articles of Association of
the Company [Amended and Restated Memorandum and
Articles of Association], as specified, as the new
Memorandum and Articles of Association of the Company
 in substitution for and to the exclusion of the
existing Memorandum and Articles of Association of
the Company with effect from the close of this
meeting, and authorize the Board of Directors of the
Company to do all such acts and to enter into all
such transactions and arrangements as may be
necessary or expedient in order to give effect to the
 Amended and Restated Memorandum and Articles of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALL NIPPON AIRWAYS CO.,LTD.
  TICKER:                N/A             CUSIP:     J51914109
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALL-AMERICA LATINA LOGISTICA S A
  TICKER:                N/A             CUSIP:     01643R606
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Acknowledge the Directors' accounts, to                      ISSUER          YES          FOR               FOR
 examine, discuss and approve the Company's
consolidated financial statements for the FYE 31 DEC
2008

PROPOSAL #2.: Approve the allocation of the net                            ISSUER          YES        AGAINST           AGAINST
profits from the FY, and the distribution of dividends

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors and Finance Committee

PROPOSAL #4.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Board of Directors and the Financial Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALL-AMERICA LATINA LOGISTICA S A
  TICKER:                N/A             CUSIP:     01643R606
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the wording of the main part of                        ISSUER          YES          FOR               FOR
Article 25 of the Corporate By-Laws of the Company

PROPOSAL #2.: Amend the wording of Lines A and B and                       ISSUER          YES          FOR               FOR
renumbering of the other lines of Article 31 of the
Corporate By-Laws of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLCO FINANCE GROUP LTD, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q0202W107
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
and other reports for the YE 30 JUN 2008

PROPOSAL #2.: Approve and adopt the remuneration                           ISSUER          YES          FOR               FOR
report for the FYE 30 JUN 200S, as disclosed in the
Directors' Report

PROPOSAL #3.A: Re-elect Mr. Rod Eddington as a                             ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires in accordance
with rule 8.1(e) of the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Bob Mansfield as a                             ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires in accordance
with rule 8.1(e) of the Company's Constitution

PROPOSAL #S.4: Amend the Company's Constitution, with                      ISSUER          YES          FOR               FOR
 effect from the dose of this AGM as specified

PROPOSAL #5.: Approve the All Employee Share Plan                          ISSUER          YES          FOR               FOR
[AESP], the principle terms as specified, and the
issue of shares under that Plan, for all purposes,
including for the purpose of ASX listing Rule 7.2
Exception 9

PROPOSAL #6.: Approve the Executive Options and                            ISSUER          YES          FOR               FOR
Rights Plan [EORP], the principle terms as specified,
 and the issue of Options and Rights under that Plan,
 for all purposes, including for the purpose of ASX
listing Rule 7.2 Exception 9

PROPOSAL #7.: Approve the Deferred Share Plan [DSP],                       ISSUER          YES          FOR               FOR
the principle terms as specified, and the issue of
Rights and Shares under that Plan, for all purposes,
inducing for the purpose of ASX Listing Rule 7.2
Exception 9

PROPOSAL #8.: Approve the Non-executive Director                           ISSUER          YES          FOR               FOR
Share Plan [NEDSP], the principle terms as specified,
 and the issue of shares under that Plan, for all
purposes, inducing for the purpose of ASX Listing
Rule 7.2 Exception 9

PROPOSAL #9.: Approve the participation by Mr. David                       ISSUER          YES          FOR               FOR
Clarke in the Executive Options and Rights Plan
[EORP] for the FYE 30 JUN 2009 as specified, for all
purposes including for the purpose of ASX Listing

PROPOSAL #10.: Approve the grant of 64 million                             ISSUER          YES          FOR               FOR
options under the Executive Options and Rights Plan
[EORP] to select the Senior Executives as specified,
for all purposes

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLEANZA ASSICURAZIONI SPA
  TICKER:                N/A             CUSIP:     T02772134
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Director's report                       ISSUER          NO           N/A               N/A
on the Management and report of the other Board of
Auditors for the year 2008 presentation of the
balance sheet and related and consequential

PROPOSAL #2.: Approve the re-determination of the                          ISSUER          NO           N/A               N/A
Members number of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLGREEN PPTYS LTD
  TICKER:                N/A             CUSIP:     Y00398100
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
of the Company for the YE 31 DEC 2008 and the reports
 of the Directors and Auditors thereon

PROPOSAL #2.: Declare a final tax exempt [1-Tier]                          ISSUER          YES          FOR               FOR
dividend of 2 cents per share for the YE 31 DEC 2008

PROPOSAL #3.: Approve the payment of SGD 404,000 as                        ISSUER          YES          FOR               FOR
the Directors' fees for the YE 31 DEC 2008 [2007: SGD
 483,500]

PROPOSAL #4.: Elect Mr. Keith Tay Ah Kee as a                              ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #5.: Elect Madam. Kuok Oon Kwong as a                             ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #6.: Elect Mr. Andrew Choo Hoo as a                               ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #7.: Re-appoint Mr. Jimmy Seet Keong Huat to                      ISSUER          YES          FOR               FOR
 hold office until the next AGM pursuant to Section
153(6) of the Companies Act [Chapter 50]

PROPOSAL #8.: Re-appoint Messrs. Foo Kon Tan Grant                         ISSUER          YES          FOR               FOR
Thornton as the Companys Auditors and authorize the
Directors to fix their remuneration

PROPOSAL #9.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 pursuant to Section 161 of the Companies Act
[Chapter 50] and the Listing Manual of the Singapore
Exchange Securities Trading Limited, to allot and
issue shares of the Company [shares] whether by way
of rights, bonus or otherwise, at any time and upon
such terms and conditions and for such purposes and
to such persons as the Directors may in their
absolute discretion deem fit provided that: i) the
aggregate number of shares to be issued pursuant to
this resolution does not exceed 50% of the number of
issued shares of the Company, of which the aggregate
number of shares to be issued other than on a pro
rata basis to shareholders of the Company does not
exceed 20% of the number of issued shares of the
Company [to be calculated in such manner as may be
prescribed by the Singapore Exchange Securities
Trading Limited from time to time]; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the date of the next AGM of the
Company is required by Law to be held]

PROPOSAL #10.: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, pursuant to Section 161 of the Companies Act
 [Chapter 50], to allot and issue shares in the
Company to the holders of options granted by the
Company under the Allgreen Share Option Scheme [the
Scheme] upon the exercise of such options and in
accordance with the rules of the Scheme provided
always that the aggregate number of shares to be
allotted and issued pursuant to the Scheme shall not
exceed 15% of the total number of issued shares of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLIANCE & LEICESTER PLC, LEICESTER
  TICKER:                N/A             CUSIP:     G0178P103
  MEETING DATE:          9/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of Arrangement                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLIANCE & LEICESTER PLC, LEICESTER
  TICKER:                N/A             CUSIP:     G0178P103
  MEETING DATE:          9/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to give effect to the proposed                      ISSUER          YES          FOR               FOR
 Scheme of Arrangement

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLIANCE FINANCIAL GROUP BERHAD
  TICKER:                N/A             CUSIP:     Y0034W102
  MEETING DATE:          7/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the FYE 31 MAR 2008 together with the
reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of the Director's                        ISSUER          YES          FOR               FOR
fees in respect of the FYE 31 MAR 2008

PROPOSAL #3.: Re-elect Datuk Oh Chong Peng as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 82 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Megat Dziauddin bin Megat                       ISSUER          YES          FOR               FOR
Mahmud as a Director, who retires by rotation
pursuant to Article 82 of the Company's Articles of

PROPOSAL #5.: Re-elect Mr. Stephen Geh Sim Whye as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 82 of the Company's Articles of Association

PROPOSAL #6.: Re-appoint Messers Ernst and Young as                        ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #7.: Re-appoint Dato Thomas Mun Lung Lee as                       ISSUER          YES          FOR               FOR
a Director of the Company to hold the office until
the conclusion of the next AGM of the Company, who
vacates his offices pursuant to Section 129 (2) of
the Companies Act, 1965

PROPOSAL #S.8: Amend Article 107 of the Articles of                        ISSUER          YES          FOR               FOR
Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLIANCE TRUST PLC, DUNDEE
  TICKER:                N/A             CUSIP:     G01820169
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the accounts for the YE 31 JAN 2009

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Re-elect Dr. Christopher Masters as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-elect Mrs. Clare Sheikh as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditor of the Company to hold office until the
conclusion of the next general meeting at which
accounts are laid before the Company

PROPOSAL #6.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditor

PROPOSAL #S.7: Authorize the Directors, in accordance                      ISSUER          YES          FOR               FOR
 with Article 6.1 of its Articles of Association and
the Companies Act, for the purpose of Section 166 of
the Companies Act 1985, to make market purchases
[Section 163 of the Act] of up to 100,719,273
ordinary shares of 2.5 pence each in the capital of
the Company, at a minimum price which may be paid for
 each share is 2.5 pence and not more than 105% above
 the average of the closing price of the Company's
ordinary shares as derived from the London Stock
Exchange Daily Official List, over the previous 5
business days purchased or the higher of the price of
 the last Independent trade and the highest current
bid as stipulated by Article 5(1) of Commission
Regulation [EC] 22 DEC 2003 implementing the Market
Abuse Directive as regards exemptions for buy-back
programmers and stabilization of financial
instruments [No 2273 / 2003]; [Authority expires the
earlier of the conclusion of the AGM of the Company
in 2010 or 15 months]; the Company, before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly

PROPOSAL #S.8: Approve the general meeting other than                      ISSUER          YES          FOR               FOR
 an AGM may be called on not less than 14 clear days
notice

PROPOSAL #9.: Authorize Remuneration Committee of the                      ISSUER          YES          FOR               FOR
 Company to grant future matching awards and
performance awards pursuant to the Alliance Trust Plc
 Long Tern Incentive Plan that are subject to the
revised performance conditions as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLIANZ SE, MUENCHEN
  TICKER:                N/A             CUSIP:     D03080112
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the approved Annual                          ISSUER          NO           N/A               N/A
Financial Statements and the approved Consolidated
Financial Statements as of and for the fiscal year
ended December 31, 2008, and of the Management
Reports for Allianz SE and for the Group, the
Explanatory Report on the information pursuant to
paragraph 289 (4), paragraph 315 (4) of the German
Commercial Code (Handelsgesetzbuch) as well as the
Report of the Supervisory Board for the fiscal year

PROPOSAL #2.: Appropriation of net earnings                                ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approval of the actions of the members                       ISSUER          YES          FOR               FOR
of the Management Board

PROPOSAL #4.: Approval of the actions of the members                       ISSUER          YES          FOR               FOR
of the Supervisory Board

PROPOSAL #5.: By-election to the Supervisory Board                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Authorization to acquire treasury                            ISSUER          YES          FOR               FOR
shares for trading purposes

PROPOSAL #7.: Authorization to acquire and utilize                         ISSUER          YES          FOR               FOR
treasury shares for other purposes

PROPOSAL #8.: Authorization to use derivatives in                          ISSUER          YES          FOR               FOR
connection with the acquisition of treasury shares
pursuant to Paragraph 71 (1) no. 8 of the German
Stock Corporation Act (Aktiengesetz)

PROPOSAL #9.: Amendment to the Statutes in accordance                      ISSUER          YES          FOR               FOR
 with Paragraph 67 German Stock Corporation Act
(Aktiengesetz)

PROPOSAL #10.A: Other amendments to the Statutes:                          ISSUER          YES          FOR               FOR
Cancellation of provisions regarding the first
Supervisory Board

PROPOSAL #10.B: Other amendments to the Statutes:                          ISSUER          YES          FOR               FOR
Anticipatory resolutions on the planned Law on the
Implementation of the Shareholder Rights Directive
(Gesetz zur Umsetzung der Aktionaersrechterichtlinie)

PROPOSAL #11.: Approval of control and profit                              ISSUER          YES          FOR               FOR
transfer agreement between Allianz SE and Allianz
Shared Infrastructure Services SE

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLIED IRISH BANKS PLC
  TICKER:                N/A             CUSIP:     G02072117
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial report for                      ISSUER          YES          FOR               FOR
 the YE 31 DEC 2008

PROPOSAL #2.a: Re-appoint Mr. Declan Collier as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-appoint Mr. Kieran Crowley as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-appoint Mr. Colm Doherty as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.d: Re-appoint Mr. Dermot Gleeson as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Re-appoint Mr. Stephen L. Kingon as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.f: Re-appoint Ms. Anne Maher as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.g: Re-appoint Mr. Daniel O'Connor as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.h: Re-appoint Mr. John O'Donnell as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.i: Re-appoint Mr. Sean O'Driscoll as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.j: Re-appoint Mr. David Pritchard as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.k: Re-appoint Mr. Eugene J. Sheehy as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.l: Re-appoint Mr. Dick Spring as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.m: Re-appoint Mr. Robert G. Wilmers as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.n: Re-appoint Ms. Jennifer Winter as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditor

PROPOSAL #S.4: Approve for the purposes of Section                         ISSUER          YES          FOR               FOR
209 of the Companies Act 1990 [the 1990 Act] the
price range within which any treasury shares for the
time being held by the Company may be re-issued off-
market shall be determined in accordance with Article
 53 of the Articles of Association; the authority
conferred shall be effective from 14 MAY 2009 and
shall expire at the close of business on the earlier
of the date of the AGM or 12 NOV 2010 unless
previously varied or renewed in accordance with the
provisions of Section 209 of the 1990 Act

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: appoint Mr. Niall Murphy as a Director of
the Company

PROPOSAL #6.: The Directors have received a notice                         ISSUER          NO           N/A               N/A
from a shareholder, Mr. Niall Murphy, of his
intention to propose a resolution for the removal of
Mr. Dermot Gleeson and Mr. Eugene Sheehy as Directors
 of the Company; Mr. Ashton Brady, shareholder, has
given notice of his intention to propose a resolution
 for the removal of all Directors, other than those
nominated by Irish Government under the Credit
Institution [Financial Support] Scheme 2008 and those
 not going forward for re-appoint Mr. David Paling
has given notice of intension to propose resolutions
for the removal of Mr. Gleeson and Mr. Robert G.
Wilmers as Directors; in line with usual practice, a
resolution to remove a Director already re-appointed
at the meeting will not be permitted, because to do
so, in effect, asks shareholders to vote twice on the
 same issue

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLIED IRISH BANKS PLC
  TICKER:                N/A             CUSIP:     G02072117
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon Resolutions 2, 3, 4, 5, 6 and 7 being passed,
the authorized share capital of the company be
increased form EUR 625,200,000, USD 500,000,000, STG
GBP 200,000,000 and YEN 35,000,000,000 to EUR
884,200,000, USD 500,000,000, STG GBP 200,000,000 and
 YEN 35,000,000,000 by creation of: a] 700,000,000
new ordinary shares of EUR 0.32 each, such shares
forming one class with the existing ordinary shares;
and b] 3,500,000,000 2009 non-cumulative preference
shares of EUR 0.01 each, such ordinary shares and
2009 non-cumulative preference shares having attached
 thereto the respective rights and privileges and
being subject to the respective limitations and
restrictions set out in the articles of association
of the company to be adopted pursuant to Resolution 7

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to and conditional upon Resolutions
1,3,4,5,6 and 7 being passed, pursuant to and in
accordance with Section 20 of the 1983 Act [in
substitution for the authority conferred on the
Directors of the Company at the AGM meeting held on
09 May 2007] to exercise for the period of 5 years
from the date of the passing of this resolution all
the powers of the company to allot relevant
securities [as specified in the 1983 Act] up to the
following nominal amounts: a] EUR 218,557,672 for
ordinary shares of EUR 0.32 each, b) EUR 35,000,000
for 2009 non-cumulative preference shares of EUR 0.01
 each , c) EUR 254,000,000 for euro non-cumulative
preference shares of EUR 1.27 each, d) USD
500,000,000 for dollar non-cumulative preference
shares of USD 25.00 each, e) STG GBP 200,000,000 for
sterling non-cumulative preference shares of STG GBP
1.00 each, f)YEN 35,000,000,000 for YEN non-
cumulative preference shares 175 each and g) EUR
94,160,582.08 [or, if higher, the aggregate nominal
value of the number of ordinary shares the subject of
 the warrants to be issued to the NPRFC on the
completion date, as varied from time to time in
accordance with the anti-dilution adjustment
provisions in the warrant instrument (the Warrant
Shares)], such amounts being the section 20 amount
[as specified in Article 8 of the Articles of
Association of the Company], and may make offers or
agreements which would or might require the allotment

PROPOSAL #3.: Approve that, subject to and                                 ISSUER          YES          FOR               FOR
conditional upon Resolutions 1, 2, 4, 5, 6 and 7
being passed, the proposed issue by the Company of
the warrant shares, upon exercise of the warrants in
accordance with the terms of the warrant instruments,
 for the purposes of the listing rules of the Irish
stock exchange and of the UK listing authority
notwithstanding that the issue price of the warrant
shares may be at a discount of more than 10%, to the
middle market price of the ordinary shares [as
derived form the daily official list of the Irish
Stock Exchange] on the completion date

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to and conditional upon Resolutions 1, 2, 3,
 5, 6 and 7 being passed, to appropriate and apply
any sum standing to the credit of the Company's
undistributable reserves [including any share premium
 account] or, subject to there being no contravention
 of the rights of other shareholders of the Company,
the Company's distributable reserves for the purposes
 of capitalizing new issues of ordinary shares of EUR
 0.32 each in the capital of the Company in
accordance with Article 135 of the Articles of
Association of the Company to be adopted , pursuant

PROPOSAL #S.5: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to and conditional upon Resolutions
1, 2, 3, 4, 6 and 7 being passed, in accordance with
Section 24 of the 1983 Act, to issue the warrants to
the NPRFC on the completion date pursuant to the
authority conferred by Resolution 2 above as if
Section 23[1] of the 1983 act did not apply to that

PROPOSAL #S.6: Authorize the Company, subject to and                       ISSUER          YES          FOR               FOR
conditional upon Resolutions 1, 2, 3, 4, 5 and 7
being passed, for the purposes of Sections 213 and
214 of the Companies Act 1990, to purchase some or
all of the 3,500,000,000 2009 non-cumulative
preference shares of EUR 0.01 each, adopt in
accordance with the terms of Article 52 of the
Articles of Association of the Company pursuant to
Resolution 7, provided that such Articles of
Association of the Company are adopted on or prior to

PROPOSAL #S.7: Adopt, subject to and conditional upon                      ISSUER          YES          FOR               FOR
 Resolutions 1, 2, 3, 4, 5 and 6 being passed, the
regulations produced to the meeting [as specified] as
 the new Articles of Association of the Company in
substitution for and to the exclusion of the existing
 Articles of Association of the Company

PROPOSAL #S.8: Approve to renew that, the power                            ISSUER          YES          FOR               FOR
conferred on the Directors of the Company by Article
8 of the Articles of Association of the Company, for
the period ending on the date of the AGM of the
Company in 2010 or, if earlier, 12 AUG 2010, and for
such period the Section 23 amount [as specified in
Paragraph [d] [iv] of Article 8 of the Article of
Association of the Company] shall be EUR 14,694,969.12

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLIED TECHNOLOGIES LTD
  TICKER:                N/A             CUSIP:     S02200111
  MEETING DATE:          7/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR
for the YE 29 FEB 2008

PROPOSAL #2.1: Re-elect Dr. W.P. Venter as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Re-elect Mr. P.M.O. Curle as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Re-elect Mr. R.E. Venter as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Re-elect Mr. Z.J. Sithole as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Re-elect Mr. M. Sindane as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.: Ratify the remuneration paid to Non-                         ISSUER          YES          FOR               FOR
executive Directors

PROPOSAL #4.: Re-appoint PKF Jhb as the Auditors                           ISSUER          YES          FOR               FOR

PROPOSAL #s.5: Grant the general authority to                              ISSUER          YES          FOR               FOR
repurchase shares

PROPOSAL #6.: Approve to place the authorized but                          ISSUER          YES        AGAINST           AGAINST
unissued shares under the control of the Directors

PROPOSAL #7.: Grant the general authority to issue                         ISSUER          YES          FOR               FOR
shares for cash

PROPOSAL #8.: Authorize any 1 Directors or Company                         ISSUER          YES        AGAINST           AGAINST
Secretary to do all such things and sign all such
documents necessary to give effect to the mentioned
resolutions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALLIED TECHNOLOGIES LTD
  TICKER:                N/A             CUSIP:     S02200111
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the new share plan                                     ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the control of the authorized                        ISSUER          YES          FOR               FOR
but unissued shares

PROPOSAL #3.: Approve the signature of documentation                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALPHA BANK SA, ATHENS
  TICKER:                N/A             CUSIP:     X1687N119
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements                      ISSUER          NO           N/A               N/A
 as of 31 DEC 2008, along with the relevant report of
 the Board of Directors and the Auditors and the
distribution of profits

PROPOSAL #2.: Grant discharge to the Board of                              ISSUER          NO           N/A               N/A
Directors and the Auditors from any liability for the
 FY 2008

PROPOSAL #3.: Elect the Auditors, regular and                              ISSUER          NO           N/A               N/A
alternate, for the FY 2009 and approve their
remuneration

PROPOSAL #4.: Approve and ratify the resolution by                         ISSUER          NO           N/A               N/A
the EGM of shareholders convened on 12 JAN 2009,
regarding the increase of the share capital in
accordance with Law 3723/2008; acceptance of the
report by the appointed Committee for the evaluation
of the bonds contributed and issued by the Greek
state for the participation in the share capital
increase approved by the EGM of shareholders of 12

PROPOSAL #5.: Appoint the Member of the Audit                              ISSUER          NO           N/A               N/A
Committee in accordance with the Article 37 of Law
3693/2008

PROPOSAL #6.: Approve the Board of Directors fees                          ISSUER          NO           N/A               N/A

PROPOSAL #7.: Grant authority, according to Article                        ISSUER          NO           N/A               N/A
23, paragraph 1 of Codified Law 2190/1920, to the
Members of the Board of Directors, the General
Management as well as to Managers to participate in
the Board of Directors or in the Management of group
Company's having similar purposes

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALPHA CREDIT BANK S.A.
  TICKER:                N/A             CUSIP:     X1687N119
  MEETING DATE:          1/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase of the share                             ISSUER          NO           N/A               N/A
capital in accordance with Law 3723/2008, foregoing
preemptive rights of existing shareholders by the
issuance and distribution of new material redeemable
preferred shares without voting rights; authorize the
 Board of Directors to define the terms of the
preferred shares; amend the Article 5 of the Bank's
Articles of Incorporation to include the share
capital increase and adaptation to Law 3723/2008

PROPOSAL #2.: Amend the number of Board of Directors                       ISSUER          NO           N/A               N/A
and Article 7 of the Bank's Articles of Incorporation

PROPOSAL #3.: Elect a New Member of Board of                               ISSUER          NO           N/A               N/A
Directors in application of Law 3723/2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALPS ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J01176114
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALSTOM, PARIS
  TICKER:                N/A             CUSIP:     F0259M475
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
and the transactions for the FYE on 31 MAR 2008

PROPOSAL #O.2: Approve the consolidated accounts and                       ISSUER          YES          FOR               FOR
the transactions for the FYE on 31 MAR 2008

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Approve the special report of the                           ISSUER          YES          FOR               FOR
Statutory Auditors on the pursuit of a regulated
agreement concluded during a previous FY

PROPOSAL #O.5: Approve the special report of the                           ISSUER          YES          FOR               FOR
Statutory Auditors on a regulated agreement
concerning the commitments referred to in Article
L.225-42-1 of the Commercial Code, for the benefit of
 Mr. Patrick Kron

PROPOSAL #O.6: Appoint PricewaterhouseCoopers Audit                        ISSUER          YES          FOR               FOR
Company as the Permanent Statutory Auditor

PROPOSAL #O.7: Appoint Mazars Company as the                               ISSUER          YES          FOR               FOR
Permanent Statutory Auditor

PROPOSAL #O.8: Appoint Mr. Yves Nicolas as a Deputy                        ISSUER          YES          FOR               FOR
Auditor of PricewaterhouseCoopers Audit, for a term
of 6 fiscal years expiring at the end of the OGM
called to vote on the accounts for the 2014/15 FY

PROPOSAL #O.9: Appoint Mr. Patrick de Cambourg as a                        ISSUER          YES          FOR               FOR
Deputy Auditor of Mazars SA, for a term of 6 fiscal
years expiring at the end of the OGM called to vote
on the accounts for 2014/15 FY

PROPOSAL #O.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
operate on the Company's shares

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of shares

PROPOSAL #E.12: Grant powers for the enforcement of                        ISSUER          YES          FOR               FOR
the General Assembly's decisions and formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALUMINA LTD
  TICKER:                N/A             CUSIP:     Q0269M109
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the                         ISSUER          NO           N/A               N/A
reports of the Directors and the Auditor for the YE
31 DEC 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

PROPOSAL #3.A: Re-elect Mr. Donald M. Morley as a                          ISSUER          YES          FOR               FOR
Director who retires in accordance with the Company's
 constitution

PROPOSAL #3.B: Elect Mr. John Bevan as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act 2001 [Cth], the grant to Mr. John
Bevan, Chief Executive Officer of the Company, of
rights to acquire ordinary shares in the capital of
the Company in accordance with the terms contained in
 the Company's Long Term Incentive Plan, as specified

PROPOSAL #5.: Approve and adopt, pursuant to Sections                      ISSUER          YES          FOR               FOR
 136[2] and 648G of the Corporations Act 2001 [Cth],
the constitution submitted to this meeting as
specified as the Constitution of the Company in
substitution for and to the exclusion of the existing
 constitution of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALUMINUM CORP CHINA LTD
  TICKER:                N/A             CUSIP:     Y0094N109
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the profit distribution of the                       ISSUER          YES          FOR               FOR
Company for the six months ended 30 JUN 2008 and the
declaration of the Company's interim dividend of RMB
0.052 per share [tax inclusive] for the six months
ended 30 JUN 2008

PROPOSAL #S.2: Approve the CSRC and the conditions of                      ISSUER          YES          FOR               FOR
 the PRC bond market, the Company may issue domestic
corporate bonds on the following terms as specified;
authorize the Board to deal with all the matters in
connection with the Bond Issue [as specified]

PROPOSAL #S.3: Amend the Article 13 of the Articles                        ISSUER          YES          FOR               FOR
of Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALUMINUM CORP CHINA LTD
  TICKER:                N/A             CUSIP:     Y0094N109
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the revisions of the annual                         ISSUER          YES          FOR               FOR
caps for the existing non-exempt continuing connected
 transactions with Chinalco under the Provision of
Engineering, Construction and Supervisory Services
Agreement dated 05 NOV 2001, as extended by 2
extension agreements dated 28 JUN 2004 and 26 DEC
2006 respectively, to RMB 11,000 million and RMB
12,200 million for each of the 2 FY ending 31 DEC 2009

PROPOSAL #2.: Approve, the new continuing connected                        ISSUER          YES          FOR               FOR
transactions with Xinan Aluminum and the setting of
the annual caps in relation to the sales of products
to Xinan Aluminum at RMB 9,000 million and RMB 7,000
million and in relation to the purchase of products
and services from Xinan Aluminum at RMB 4,600 million
 and RMB 4,000 million for each of the 2 FY ending 31
 DEC 2009

PROPOSAL #3.: Approve the entering into by the                             ISSUER          YES          FOR               FOR
Company of the Mutual Provision of Products and
Services Framework Agreement with Xinan Aluminum

PROPOSAL #4.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company to do all such further acts and things and
execute such further documents and take all such
steps which in its opinion may be necessary,
desirable and expedient to implement and/or give
effect to the Resolutions 1 and 3 above

PROPOSAL #S.5: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, to grant a general mandate to repurchase
 H shares of the Company, [including but not limited
to authorize the Board of Directors to decide on the
time, quantity and price of repurchase, to set up
overseas stock accounts and to process the respective
 foreign exchange registration procedures, to inform
creditors and to make announcement, to attend to
filing with the China Securities Regulatory
Commission, to cancel the repurchased shares, to
amend the Articles of Association and to process the
respective registration and to execute and to deal
with other documents and matters in relation to
repurchase of shares] with an aggregate number not
exceeding 10% of the aggregate number of H Shares in
issue as at the date of the resolution passed in the
general meetings, the mandate is valid from the date
of passing of this resolution in the 2008 3rd EGM,
2008 First Class Meeting of Holders of A Shares and
2008 First Class Meeting of Holders of H Shares
[whichever is later] to the conclusion of 2008 AGM of
 the Company to be held in 2009; authorize the Board
[Board] of Directors of the Company to repurchase H
Shares of the Company [the H Shares] subject to the
following conditions: subject to paragraphs (b) and
(c) below, the Relevant Period [as defined in
paragraph (d) below] during which the Board may
exercise all the powers of the Company to repurchase
H Shares in issue of the Company on the Stock
Exchange of Hong Kong Limited [the Stock Exchange],
subject to and in accordance with all applicable
laws, rules and regulations and/or requirements of
the governmental or regulatory body of securities in
the People's Republic of China [the PRC], the Stock
Exchange or of any other governmental or regulatory
body; the aggregate nominal value of H Shares
authorized to be repurchased pursuant to the approval
 in paragraph (a) above during the Relevant Period
shall not exceed 10% of the aggregate nominal value
of H Shares in issue of the Company as at the date of
 the passing of this resolution; the approval in
paragraph (a) above shall be conditional upon: (i)
the passing of a special resolution in the same terms
 as the resolution set out in this paragraph [except
for this sub-paragraph (c)(i)) at the class meeting
for holders of H Shares of the Company to be held on
29 DEC 2008 [or on such adjourned date as may be
applicable]; and the class meeting for holders of A
Shares of the Company to be held on 29 DEC 2008 [or
on such adjourned date as may be applicable); (ii)
the approval of the State Administration of Foreign
Exchange of the PRC and/ or any other regulatory
authorities as may be required by the Laws, rules and
 regulations of the PRC being obtained by the Company
 if appropriate; and the Company not being required
by any of its creditors to repay or to provide
guarantee in respect of any amount due to any of them
 [or if the Company is so required by any of its
creditors, the Company having, in its absolute
discretion, repaid or provided guarantee in respect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALUMINUM CORP CHINA LTD
  TICKER:                N/A             CUSIP:     Y0094N109
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [Board] to repurchase H Shares of the
Company [the H Shares] subject to the following
conditions: a] subject to the relevant period to
repurchase H Shares in issue of the Company on the
Stock Exchange of Hong Kong Limited [the Stock
Exchange], subject to and in accordance with all
applicable laws, rules and regulations and/or
requirements of the governmental or regulatory body
of securities in the People's Republic of China [the
PRC], the Stock Exchange or of any other governmental
 or regulatory body; b] the aggregate nominal value
of H Shares authorized to be repurchased pursuant to
during the relevant period not exceeding 10% of the
aggregate nominal value of H Shares in issue of the
Company as at the date of the passing of this
resolution; c] the approval in point [a] shall be
conditional upon: i) the passing of a special
resolution in the same terms as the resolution set
out in this point [except for sub-point (ii) at the
EGM for the holders of shares of the Company to be
held on 29 DEC 2008 [or on such adjourned date as may
 be applicable]; and the class meeting for the
holders of A Shares of the Company to be held on 29
DEC 2008 [or on such adjourned date as may be
applicable]; ii) approval of the State Administration
 of Foreign Exchange of the PRC and/or any other
regulatory authorities as may be required by the
Laws, Rules and regulations of the PRC being obtained
 by the Company if appropriate; and iii) the Company
not being required by any of its creditors to repay
or to provide guarantee in respect of any amount due
to any of them [or if the Company is so required by
any of its creditors, the Company having, in its
absolute discretion, repaid or provided guarantee in
respect of such amount] pursuant to the notification
procedure set out in Article 28 of the Articles of
Association of the Company; and authorize the Board,
subject to approval of all relevant governmental
authorities in the PRC for the repurchase of such H
Shares being granted, to: i] cancel the H Shares so
repurchased upon the repurchase of H Shares as
contemplated and to take such action and execute such
 documents as the Board deems desirable or necessary
in relation to the repurchase of H Shares in
accordance with the applicable laws, rules and
regulations; ii] make such amendments to the Articles
 of Association of the Company as it thinks fit so as
 to reduce the registered capital of the Company and
to reflect the new capital structure of the Company
upon the repurchase of H Shares as contemplated; iii]
 file the amended Articles of Association of the
Company with the relevant governmental authorities of
 the PRC; and file a report with the China Securities
 Regulatory Commission after the Company has
repurchased its H Shares as contemplated in
accordance with the applicable Laws, Rules and
regulations; [Authority expires the earlier of the
conclusion of the next AGM following the passing of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALUMINUM CORP CHINA LTD
  TICKER:                N/A             CUSIP:     Y0094N109
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board [Board] of                              ISSUER          YES          FOR               FOR
Directors of the Company to repurchase H Shares of
the Company [the H Shares] subject to the following
conditions: (a) subject to paragraphs (b) and (c)
below, the relevant period [as specified in paragraph
 (d) below] to repurchase H Shares in issue of the
Company on the Stock Exchange of Hong Kong Limited
[the Stock Exchange], subject to and in accordance
with all applicable laws, rules and regulations
and/or requirements of the governmental or regulatory
 body of securities in the People's Republic of China
 [the PRC], the Stock Exchange or of any other
governmental or regulatory body; (b) the aggregate
nominal value of H Shares authorized to be
repurchased pursuant to the approval in paragraph (a)
 above during the Relevant Period shall not exceed
10% of the aggregate nominal value of H Shares in
issue of the Company as at the date of the passing of
 this resolution; (c) the approval in paragraph (a)
above shall be conditional upon: (i) the passing of a
 special resolution in the same terms as the
resolution as specified in this paragraph [except for
 this sub-paragraph (c)(i)] at the AGM for holders of
 Shares of the Company to be held on 26 MAY 2009 [or
on such adjourned date as may be applicable]; and the
 class meeting for holders of H Shares of the Company
 to be held on 26 MAY 2009 [or on such adjourned date
 as may be applicable]; (ii) the approval of the
State Administration of Foreign Exchange of the PRC
and/or any other regulatory authorities as may be
required by the laws, rules and regulations of the
PRC being obtained by the Company if appropriate; and
 (iii) the Company not being required by any of its
creditors to repay or to provide guarantee in respect
 of any amount due to any of them [or if the Company
is so required by any of its creditors, the Company
having, in its absolute discretion, repaid or
provided guarantee in respect of such amount]
pursuant to the notification procedure as specified
in Article 28 of the Articles of Association of the
Company; [Authority expires the earlier of conclusion
 of the next AGM following the passing of this
special resolution or the expiration of a period of
12 months following the passing of this special
resolution]; and (e) authorized the Board, subject to
 approval of all relevant governmental authorities in
 the PRC for the repurchase of such H Shares being
granted, to: (i) cancel the H Shares so repurchased
upon the repurchase of H Shares as contemplated in
paragraph (a) above, and to take such action and
execute such documents as the Board deems desirable
or necessary in relation to the repurchase of H
Shares in accordance with the applicable laws, rules
and regulations; (ii) make such amendments to the
Articles of Association of the Company as it thinks
fit so as to reduce the registered capital of the
Company and to reflect the new capital structure of
the Company upon the repurchase of H Shares as
contemplated in paragraph (a) above; (iii) file the
amended Articles of Association of the Company with

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ALUMINUM CORP CHINA LTD
  TICKER:                N/A             CUSIP:     Y0094N109
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of Directors of the                       ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008 [including the
financial statements prepared under the Hong Kong
financial reporting standards and the financial
report prepared under the PRC Accounting Standards
for Business Enterprises [2006]]

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the report of the Independent                        ISSUER          YES          FOR               FOR
Auditor and the audited financial statements of the
Group and of the Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the non payment of a final                           ISSUER          YES          FOR               FOR
dividend for the YE to 31 DEC 2008

PROPOSAL #5.: Appoint Mr. Xiong Weiping as an                              ISSUER          YES          FOR               FOR
Executive Director of the 3rd session of the Board of
 the Company for a term up to the conclusion of the
2009 AGM of the Company

PROPOSAL #6.: Approve the remuneration standard for                        ISSUER          YES          FOR               FOR
Directors and Supervisors of the Company for 2009 and
 the distribution of the 2008 annual incentive salary
 of Directors and Supervisors in the form of
discretionary bonus with a total amount of RMB
1,122,400

PROPOSAL #7.: Approve the renewal of one-year                              ISSUER          YES        AGAINST           AGAINST
liability insurance for Directors, Supervisors and
Senior Management of the Company [from 18 MAY 2009 to
 17 MAY 2010], the matters concerning insurance
premium and insurance coverage were entrusted to Aon-
COFCO Insurance Brokers Company Ltd for handling, and
 authorize the Board of the Company to instruct
relevant departments to handle the specific matters
concerning insurance coverage

PROPOSAL #8.: Re-elect PricewaterhouseCoopers, Hong                        ISSUER          YES          FOR               FOR
Kong Certified Public Accountants, and
PricewaterhouseCoopers Zhong Tian CPAs Limited
Company as the Company's Independent Auditors and PRC
 Auditors, respectively, to hold office until the
conclusion of the following AGM, and authorize the
Audit Committee of the Board to determine their
remuneration

PROPOSAL #9.: Approve the proposals [if any] put                           ISSUER          YES        AGAINST           AGAINST
forward at such meeting by any shareholders holding
3% or more of the shares carrying the right to vote
at such meeting

PROPOSAL #S.10: Amend the Articles 70, 183, 189, 195,                      ISSUER          YES          FOR               FOR
 211, 229 and the deletion of Article 232 of
Association of the Company as specified

PROPOSAL #S.11: Authorize the Board of Directors of                        ISSUER          YES        AGAINST           AGAINST
the Company, an unconditional general mandate to
issue, allot and deal with additional H Shares in the
 capital of the Company, and to make or grant offers,
 agreements and options in respect thereof during and
 after the relevant period, not exceeding 20% of the
aggregate nominal amount of the H Shares in issue as
at the date of this Resolution; and the Board of
Directors will only exercise its power under such
mandate in accordance with the Company Law of the PRC
 and the Rules Governing the Listing of Securities on
 The Stock Exchange of Hong Kong Limited [as the same
 may be amended from time to time] and only if all
necessary approvals from the China Securities
Regulatory Commission and/or other relevant PRC
government authorities are obtained; the Board of
Directors to issue shares pursuant to this resolution
 to execute and do or procure to be executed and
done, all such documents, deeds and things as it may
consider necessary in connection with the issue of
such new shares including, without limitation, the
time and place of issue, making all necessary
applications to the relevant authorities, entering
into an underwriting agreement [or any other
agreement]; determine the use of proceeds and to make
 all necessary filings and registrations with the
relevant PRC, Hong Kong and other authorities; and
increase the registered capital of the Company in
accordance with the actual increase of capital by
issuing shares pursuant to this resolution, to
register the increased capital with the relevant
authorities in the PRC and to make such amendments to
 the Articles of Association of the Company as it
thinks fit so as to reflect the increase in
registered capital of the Company; [Authority expires
 the earlier of the conclusion of the next AGM of the
 Company or the expiration of a 12-month period
following the passing of this resolution or the date
on which the authority set out in this resolution is
revoked or varied by a special resolution of the
shareholders of the Company in a general meeting]

PROPOSAL #S.12: Authorize the Board of Directors of                        ISSUER          YES          FOR               FOR
the Company a general mandate to repurchase H shares
of the Company, and to decide on the time, quantity
and price of repurchase, to set up overseas stock
accounts and to process the respective Foreign
Exchange registration procedures, to inform creditors
 and to make announcement, to attend to filing with
the China Securities Regulatory Commission, to cancel
 the repurchased shares, to amend Articles of
Association and to process the respective
registration and to execute and to deal with other
documents and matters in relation to repurchase of
shares] with an aggregate number not exceeding 10% of
 the aggregate number of H Shares in issue as at the
date of the resolution passed in the general
meetings, The mandate is valid from the date of
passing of this resolution in the 2008 AGM, 2009
First Class Meeting of holders of A Shares and 2009
First Class Meeting of holders of H Shares [whichever
 is later] to the conclusion of 2009 Annual General
Meeting of the Company to be held in 2010; to
authorize the Board [Board] of Directors of the
Company to repurchase H Shares of the Company [the H
Shares] subject to the following conditions: (a)
subject to Paragraphs (b) and (c) below, the Relevant
 Period [as specified in Paragraph (d) below] during
which the Board may exercise all the powers of the
Company to repurchase H Shares in issue of the
Company on the Stock Exchange of Hong Kong Limited
[the Stock Exchange], subject to and in accordance
with all applicable laws, rules and regulations
and/or requirements of the governmental or regulatory
 body of securities in the Peoples Republic of China
[the PRC], the Stock Exchange or of any other
governmental or regulatory body be and is hereby
approved; (b) the aggregate nominal value of H Shares
 authorized to be repurchased pursuant to the
approval in Paragraph (a) above during the Relevant
Period shall not exceed 10% of the aggregate nominal
value of H Shares in issue of the Company as at the
date of the passing of this resolution; (c) the
approval in Paragraph (a) above shall be conditional
upon: (i) the passing of a Special resolution in the
same terms as the resolution set out in this
paragraph [except for this sub-Paragraph (c)(i)) at
the class meeting for holders of H Shares of the
Company to be held on 26 MAY 2009 [or on such
adjourned date as may be applicable]; and the class
meeting for holders of A Shares of the Company to be
held on 26 MAY 2009 [or on such adjourned date as may
 be applicable]; (ii) the approval of the State
Administration of Foreign Exchange of the PRC and/or
any other regulatory authorities as may be required
by the laws, rules and regulations of the PRC being
obtained by the Company if appropriate; and (iii) the
 Company not being required by any of its creditors
to repay or to provide guarantee in respect of any
amount due to any of them [or if the Company is so
required by any of its creditors, the Company having,

PROPOSAL #S.13: the Chairman of the Company or any                         ISSUER          YES          FOR               FOR
person authorized by him, upon registration with the
National Association of Financial Market
Institutional Investors, to issue short-term bills
[Short-term Bills] in the period from the date when
approval from the Company's shareholders is obtained
at the 2008 AGM to the conclusion of the AGM of the
Company for the YE 31 DEC 2009 on the specified terms
 and to decide and deal with matters relating to the
issue of the Short-term Bills in his discretion,
including but not limited to the exact time of issue,
 issue amount, number of tranches, interest rate and
use of proceeds, and to execute all necessary
documents [including but not limited to the
directions to be obtained, information document on
the use of proceed, underwriting agreement and all
necessary public announcement] and to attend to all
necessary procedures [including but not limited to
registration with the National Association of
Financial Market Institutional Investors] and to do
all such things and acts as are necessary

PROPOSAL #S.14: Authorize the Company or any person                        ISSUER          YES          FOR               FOR
authorized by him, upon registration with the
National Association of Financial Market
Institutional Investors, to issue medium-term notes
[Medium-term Notes] in the period from the date when
approval from the Company's shareholders is obtained
at the 2008 AGM to the conclusion of the AGM of the
Company for the YE 31 DEC 2009 on the specified terms
 and to decide and deal with matters relating to the
issue of the medium-term notes in his discretion,
including but not limited to the exact time of issue,
 issue amount, number of trances, interest rate and
use of proceeds, and to execute all necessary
documents [including but not limited to the
directions to be obtained, information document on
the use of proceed, underwriting agreement and all
necessary public announcement] and to attend to all
necessary procedures [including but not limited to
registration with the National Association of
Financial Market Institutional Investors] and to do
all such things and acts as are necessary

PROPOSAL #S.15: Amend Article 13 of the Articles of                        ISSUER          YES          FOR               FOR
Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMADA CO.,LTD.
  TICKER:                N/A             CUSIP:     J01218106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Reduce Board
Size to 10, Reduce Term of Office of Directors to One
 Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMBUJA CEM LTD
  TICKER:                N/A             CUSIP:     Y6140K106
  MEETING DATE:          4/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the profit & loss account for the                      ISSUER          YES          FOR               FOR
 Corporate FYE 31 DEC 2008 and the balance sheet as
at that date and the reports of the Directors and
Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Suresh Neotia as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Narotam Sekhsaria as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. M.L. Bhakta as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. A.L. Kapur as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #7.: Appoint Messrs. S.R. Batliboi &                              ISSUER          YES          FOR               FOR
Associates, retiring Auditors as the Auditors of the
Company, to hold office from the conclusion of this
meeting until the conclusion of the next AGM of the
Company and approve to fix their remuneration

PROPOSAL #8.: Appoint, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 257 and all other applicable provisions, if
any, of the Companies Act, 1956, Mr. Naresh Chandra
as a Director of the Company, liable to retire by

PROPOSAL #9.: Appoint, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 257 and all other applicable provisions, if
any, of the Companies Act, 1956, Mr. Onne Van Der
Weijde as a Director of the Company, liable to retire
 by rotation

PROPOSAL #S.10: Authorize the Board of Directors,                          ISSUER          YES          FOR               FOR
pursuant to the provisions of Sections 198, 269, 309,
 310, 311 and all other applicable provisions, if
any, of the Companies Act, 1956, read with Schedule
XIII to the said Act as amended and subject to such
permissions, consents and approvals from various
authorities as may be required and subject to such
conditions, if any, that may be imposed by any
authority while granting their permissions, consents
and approvals to accept, the Company hereby accords
its consent and approval to the re-appointment of Mr.
 A.L. Kapur as a Managing Director of the Company for
 a period of 1 year with effect from 01 MAY 2009 on
the terms and conditions as specified; and the
Managing Director shall be entitled to be
paid/reimbursed by the Company all costs, charges and
 expenses as may be incurred by him for the purposes
of or on behalf of the Company ; and the Company do
execute a suitable agreement with Mr. A.L. Kapur
Managing Director, incorporating the terms and
conditions of his re-appointment for the aforesaid

PROPOSAL #S.11: Authorize the Board of Directors of                        ISSUER          YES          FOR               FOR
the Company, pursuant to the provisions of Section
81(1A) and all other applicable provisions, if any,
of the Companies Act 1956 [including any amendment
thereto or re-enactment thereof for the time being in
 force], the Securities and Exchange Board of India
[Employee Stock Option Scheme and Employee Stock
Purchase Scheme] guidelines, 1999 as amended from
time to time [the Guidelines] and subject to such
approvals, consents, permissions and sanctions as may
 be necessary from authorities or bodies and subject
to such conditions as may be prescribed by any of
them while granting such approvals, consents,
permissions and sanctions [the Board] [which term
shall be deemed to include any committee thereof] and
 to accept, to create, offer and grant an aggregate
of up to [75,00,000] options to the employees [as
defined under the Guidelines] of the Company, each
option convertible into 1 equity share of the face
value of INR 2 each on payment of such exercise price
 as may be decided by the Board and as per the terms
and conditions framed/to be framed by the Board with
regard to the Employee Stock Option Scheme [ESOS
2009]; authorize the Board to issue and allot equity
shares as and when the options are exercised in
accordance with the terms and conditions of the said
ESOS 2009, to modify or amend any of the terms and
conditions of the ESOS 2009 as and when deemed fit,
in its absolute discretion; subject to the condition
that such modification/amendment shall always be in
accordance with the provisions of the said Guidelines
 and the provision of the Companies Act 1956 and to
do and perform all such acts, deeds, matters and
things as it may in its absolute discretion deem
necessary, proper or desirable and to settle any
question, difficulty or doubt that may arise in
regard to the grant of options issue and allotment of
 shares and utilization of the proceeds and to
finalize and execute all documents and writings as
may be necessary, desirable or expedient

PROPOSAL #S.12: Approve that in partial modification                       ISSUER          YES          FOR               FOR
to the resolutions by the shareholders in the past
and pursuant to Clause 7.2 the Securities and
Exchange Board of India [Employee Stock Option Scheme
 and Employee Stock Purchase Scheme] Guidelines, 1999
 as may for the time being be in force, the employees
 working in Information Technology Department of the
Company and who have resigned or may resign from the
Company and have joined or may join the firms
contracted by for providing IT services to it, be
made entitled to exercise their vested options under
all the past Employee Stock Option Schemes, which are
 for the time being in force, within the validity
period of each scheme notwithstanding the present
stipulation under the said Employees Stock Option
Schemes that the outstanding stock options shall apse
 upon cessation of the employment; authorize the
Compensation and Remuneration Committee of the
Directors to settle all the issues/doubts as may
arise anytime n future with regard to this
resolution, however, within the above referred SEBI

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMCOR LTD
  TICKER:                N/A             CUSIP:     Q03080100
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          NO           N/A               N/A
Company and the reports of the Directors and the
Auditor in respect of the YE 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. Ernest John James Pope as                      ISSUER          YES          FOR               FOR
 a Director who retires by rotation in accordance
with Rule 63 of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. John Gordon Thorn as a                         ISSUER          YES          FOR               FOR
Director who retires by rotation in accordance with
Rule 63 of the Company's Constitution

PROPOSAL #3.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act 2001 [Cth] and the Australian
Securities Exchange Listing Rules [including Listing
Rule 10.14], the issue to the Managing Director and
the Chief Executive Officer of the Company, Mr. K.N.
MacKenzie, of 170,000 Performance Rights and 280,000
Options pursuant to the Company's Long Term Incentive
 Plan, as specified, and for the issue of ordinary
shares in the Company upon the exercise of those
Options and Performance Rights

PROPOSAL #4.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act 2001 [Cth], and the Australian
Securities Exchange Listing Rules [including Listing
Rule 10.14], the issue to the Managing Director and
the Chief Executive Officer of the Company, Mr. K.N.
MacKenzie, of up to 150,000 Share Rights pursuant to
the Company's Management Incentive Plan - Equity, as
specified and for the issue of ordinary shares in the
 Company upon the vesting of those Share Rights

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company [included in the report of the Directors] for
 the YE 30 JUN 2008

PROPOSAL #6.: Approve the maximum aggregate amount                         ISSUER          YES          FOR               FOR
available for payment to the Non- Executive Directors
 of the Company in accordance with Rule 51 of the
Company's Constitution and the Australian Securities
Exchange Listing Rule 10.17, as remuneration for
their services, be increased by AUD 500,000 from an
amount not exceeding AUD 2,000,000 per annum to an
amount not exceeding AUD 2,500,000 per annum

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMEC PLC
  TICKER:                N/A             CUSIP:     G02604117
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and reports of the                      ISSUER          YES          FOR               FOR
 Director's and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare the final dividend of 10.1p per                      ISSUER          YES          FOR               FOR
 share

PROPOSAL #3.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Approve the remuneration policy set out                      ISSUER          YES          FOR               FOR
 in the Director's remuneration report

PROPOSAL #5.: Re-elect Mr. I.P. McHoul as a Director,                      ISSUER          YES          FOR               FOR
 who retires in accordance with Article 82 of the
Articles of Association of the Company

PROPOSAL #6.: Re-elect Mr. S.R. Thompson as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with Article 82
of the Articles of Association of the Company

PROPOSAL #7.: Re-elect Mr. N.A. Bruce as a Director,                       ISSUER          YES          FOR               FOR
who retires in accordance with Article 82 of the
Articles of Association of the Company

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
the next general meeting at which accounts are laid
before the Company

PROPOSAL #9.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #S.10: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of Section 166 of the Companies Act 1985, to
make market purchases [Section 163(3)] of up to
maximum number of 33,259,712 ordinary shares of 50p
each in the capital of the Company, at a minimum
price of 50p and up to 105% of the average middle
market quotations for such shares derived from the
London Stock Exchange Daily Official List, over the
previous 5 business days; [Authority expires the
earlier of the conclusion of the AGM of the Company
held in 2010]; the Company, before the expiry, may
make a contract to purchase ordinary shares which
will or may be executed wholly or partly after such

PROPOSAL #11: Approve to renew the authority                               ISSUER          YES          FOR               FOR
conferred on the Directors by Article 7.2 of the
Articles of Association of the Company, until the
conclusion of AGM of the Company to be held in 2010
and for such period the Section 80 amount should be

PROPOSAL #S.12: Approve to renew the authority                             ISSUER          YES          FOR               FOR
conferred on the Directors by Article 7.3 of the
Articles of Association of the Company, until the
conclusion of AGM of the Company to be held in 2010
and for such period the Section 89 amount should be
GBP 8,314,928

PROPOSAL #S.13: Approve, with effect from 00.01 am on                      ISSUER          YES          FOR               FOR
 01 OCT 2009, to amend the Articles of Association of
 the Company as specified; and to adopt the amended
Articles of Association as the Articles of
Association of the Company in substitution for and to
 exclusion of the existing Articles of Association

PROPOSAL #S.14: Approve the general meeting other                          ISSUER          YES          FOR               FOR
than an AGM may be not less than 14 clear days notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMERICA MOVIL SAB DE CV, MEXICO
  TICKER:                N/A             CUSIP:     P0280A101
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify the Members of the Board of                           ISSUER          YES        AGAINST           AGAINST
Directors of the Company who are to be designated for
 the Series L shareholders; resolutions in this regard

PROPOSAL #2.: Approve the designation of delegates                         ISSUER          YES          FOR               FOR
who will carry out the resolutions passed by this
general meeting and, if relevant, who will formalize
them as appropriate; resolutions in this regard

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMMB HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y0122P100
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, subject to the passing of the                        ISSUER          YES        AGAINST           AGAINST
Ordinary Resolution 1, Clause 3(33) of the Memorandum
 of Association of the Company by the inclusion of
the words as specified, and authorize the Directors
of the Company to do all such acts and things and to
take all such steps that are necessary to give full
effect to the proposed amendment

PROPOSAL #1.: Authorize the Company, subject to the                        ISSUER          YES        AGAINST           AGAINST
passing of the special resolution and approvals of
all relevant authorities for the Proposed ESS being
obtained: i) to establish an Executives' Share Scheme
 for the benefit of the eligible executives and
Executive Directors of AHB and its subsidiaries
[excluding subsidiaries which are dormant] [AHB
Group] who fulfill certain specified conditions of
eligibility for participation in the Proposed ESS
[Eligible Executives] and to implement and administer
 the same in accordance with the By-Laws of the
Proposed ESS as specified [By-Laws]; ii) to appoint a
 trustee to facilitate the implementation of the
Proposed ESS; iii) authorize and procure any one or
more of the subsidiaries of the Company to provide,
to the extent permitted By Laws, assistance
[financial or otherwise] from time to time if
required to enable the trustee to subscribe for
and/or acquire new or existing ordinary shares in the
 Company [Shares]; iv) to allot and issue and/or
procure the transfer of such number of new or
existing Shares [Scheme Share] from time to time as
may be required for the purpose of the Proposed ESS,
provided that the total number of Scheme Shares to be
 allotted and issued and/or transferred shall not
exceed 15% in aggregate of the total issued and paid-
up ordinary share capital of the Company at any point
 of time throughout the duration of the Proposed ESS;
 v) to make the necessary applications to Bursa
Malaysia Securities Berhad [Bursa Securities] for
permission to deal in and for the listing and
quotation of the new Shares that may hereafter from
time to time be allotted and issued pursuant to the
Proposed ESS; and vi) to do all such acts, execute
all such documents and to enter into all such
transactions, arrangements and agreements, deeds or
undertakings and to make such rules or regulations,
or impose such terms and conditions or delegate part
of its power as may be necessary or expedient in
order to give full effect to the Proposed ESS and the
 terms of the By-Laws and to assent to any condition,
 variation, modification and/or amendment as may be
imposed by and/or agreed with the relevant
authorities; and authorize the Directors of the
Company to give effect to the Proposed ESS with full
power to modify and/or amend the By-Laws from time to
 time as may be required or deemed necessary in
accordance with the provisions of the By-Laws
relating to amendments and/or modifications and to
assent to any condition, variation, modification
and/or amendment as may be necessary or expedient

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to the passing of the Special Resolution and
 Ordinary Resolution 1 above and the approvals of all
 the relevant authorities for the proposed
establishment of an executives share scheme of up to
15% of the issued and paid-up ordinary share capital
of the Company, from time to time and at any time
procure the offering and the allocation to Mr. Cheah
Tek Kuang, the Group Managing Director of the
Company, of such number of new or existing ordinary
shares in the Company [Shares] which will be vested
in him at a specified future date as well as options
which, upon exercise, will entitle him to obtain
Shares at a specified future date and at a pre-
determined price and to allot and issue and/or
transfer such number of Shares to him from time to
time, all in accordance with the By-Laws as specified

PROPOSAL #3.: Approve to renew, the shareholders'                          ISSUER          YES          FOR               FOR
mandate for the Company and/or its subsidiaries to
enter into recurrent related party transactions of a
revenue or trading nature with Amcorp Group Berhad
and any of its subsidiary and/or Associated Companies
 [Amcorp Group] which are necessary for the day-to-
day operations of the Company and/or of its
subsidiaries in the ordinary course of business on
terms not more favourable to Amcorp Group than those
generally available to the public and which are not
detrimental to the minority shareholders of the
Company, particulars of which are as specified and
continue in force until the conclusion of the next
AGM of the Company and that disclosure be made in the
 annual report of the Company of the aggregate value
of such transactions conducted pursuant to the
shareholders' mandate granted during the FY and
authorize the Directors of the Company to complete
and do all such acts and things as they may consider
expedient or necessary or in the interests of the
Company and/or its subsidiaries and to give effect to
 the transactions contemplated and/or authorised by
this resolution

PROPOSAL #4.: Approve to renew, the shareholders'                          ISSUER          YES          FOR               FOR
mandate for the Company and/or its subsidiaries to
enter into recurrent related party transactions of a
revenue or trading nature with AMDB Berhad and any of
 its subsidiary and/or associated companies [AMDB
Group] which are necessary for the day-to-day
operations of the Company and/or its subsidiaries in
the ordinary course of business on terms not more
favourable to AMDB Group than those generally
available to the public and which are not detrimental
 to the minority shareholders of the Company,
particulars of which are as specified, and continue
in force until the conclusion of the next AGM of the
Company and that disclosure be made in the annual
report of the Company of the aggregate value of such
transactions conducted pursuant to the shareholders'
mandate granted during the FY and authorize the
Directors of the Company to complete and do all such
acts and things as they may consider expedient or
necessary or in the interests of the Company and/or
its subsidiaries and to give effect to the
transactions contemplated and/or authorised by this
resolution

PROPOSAL #5.: Approve to renew, the shareholders'                          ISSUER          YES          FOR               FOR
mandate for the Company and/or its subsidiaries to
enter into recurrent related party transactions of a
revenue or trading nature with Australia and New
Zealand Banking Group Limited and any of its
subsidiary and/or associated companies [ANZ Group]
which are necessary for the day-to-day operations of
the Company and/or its subsidiaries in the ordinary
course of business on terms not more favourable to
ANZ Group than those generally available to the
public and which are not detrimental to the minority
shareholders of the Company, particulars of which are
 as specified and continue in force until the
conclusion of the next AGM of the Company and that
disclosure be made in the annual report of the
Company of the aggregate value of such transactions
conducted pursuant to the shareholders' mandate
granted herein during the FY and authorize the
Directors of the Company to complete and do all such
acts and things as they may consider expedient or
necessary or in the interests of the Company and/or
its subsidiaries and to give effect to the
transactions contemplated and/or authorised by this

PROPOSAL #6.: Approve to renew, the shareholders'                          ISSUER          YES          FOR               FOR
mandate for the Company and/or its subsidiaries to
enter into recurrent related party transactions of a
revenue or trading nature with Unigaya Protection
System Sdn Bhd and any of its subsidiary and/or
Associated Companies [Unigaya Group] which are
necessary for the day-to-day operations of the
Company and/or its subsidiaries in the ordinary
course of business on terms not more favourable to
Unigaya Group than those generally available to the
public and which are not detrimental to the minority
shareholders of the Company, particulars of which are
 as specified and continue in force until the
conclusion of the next AGM of the Company and that
disclosure be made in the annual report of the
Company of the aggregate value of such transactions
conducted pursuant to the shareholders' mandate
granted during the FY and authorize the Directors of
the Company to complete and do all such acts and
things as they may consider expedient or necessary or
 in the interests of the Company and/or its
subsidiaries and to give effect to the transactions
contemplated and/or authorised by this resolution

PROPOSAL #7.: Approve to renew, the shareholders'                          ISSUER          YES          FOR               FOR
mandate for the Company and/or its subsidiaries to
enter into recurrent related party transactions of a
revenue or trading nature with Modular Corp (M) Sdn
Bhd and any of its subsidiary and/or associated
companies [Modular Group] which are necessary for the
 day-to-day operations of the Company and/or its
subsidiaries in the ordinary course of business on
terms not more favourable to Modular Group than those
 generally available to the public and which are not
detrimental to the minority shareholders of the
Company, particulars of which are as specified, and
continue in force until the conclusion of the next
annual general meeting of the Company and that
disclosure be made in the annual report of the
Company of the aggregate value of such transactions
conducted pursuant to the shareholders' mandate
granted herein during the FY and authorize the
Directors of the Company to complete and do all such
acts and things as they may consider expedient or
necessary or in the interests of the Company and/or
its subsidiaries and to give effect to the
transactions contemplated and/or authorised by this

PROPOSAL #8.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries to enter into recurrent related party
transactions of a revenue or trading nature with
Australia and New Zealand Banking Group Limited and
any of its subsidiary and/or Associated Companies
[ANZ Group] which are necessary for the day-to-day
operations of the Company and/or its subsidiaries in
the ordinary course of business on terms not more
favourable to ANZ Group than those generally
available to the public and which are not detrimental
 to the minority shareholders of the Company,
particulars of which are as specified, such approval
to continue in force until the conclusion of the next
 AGM of the Company and that disclosure be made in
the annual report of the Company of the aggregate
value of such transactions conducted pursuant to the
shareholders' mandate granted herein during the FY
and authorize the Directors of the Company to
complete and do all such acts and things as they may
consider expedient or necessary or in the interests
of the Company and/or its subsidiaries and to give
effect to the transactions contemplated and/or
authorised by this resolution

PROPOSAL #9.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries to enter into recurrent related party
transactions of a revenue or trading nature with
Cuscapi Berhad and any of its subsidiary and/or
Associated Companies [Cuscapi Group] which are
necessary for the day-to-day operations of the
Company and/or its subsidiaries in the ordinary
course of business on terms not more favourable to
Cuscapi Group than those generally available to the
public and which are not detrimental to the minority
shareholders of the Company, particulars of which are
 as specified, such approval to continue in force
until the conclusion of the next AGM of the Company
and that disclosure be made in the annual report of
the Company of the aggregate value of such
transactions conducted pursuant to the shareholders'
mandate granted during the FY and authorize the
Directors of the Company to complete and do all such
acts and things as they may consider expedient or
necessary or in the interests of the Company and/or
its subsidiaries and to give effect to the
transactions contemplated and/or authorised by this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMMB HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y0122P100
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the FYE 31 MAR 2008 and the reports of
 the Directors and the Auditors thereon

PROPOSAL #2.: Approve a first and final dividend of                        ISSUER          YES          FOR               FOR
6.0% less tax for the FYE 31 MAR 2008

PROPOSAL #3.: Approve the payment of the Directors'                        ISSUER          YES          FOR               FOR
fees of MYR 36,000 per annum for each Director for
the FYE 31 MAR 2008

PROPOSAL #4.: Re-elect Mr. Y. Bhg Dato' Azlan Hashim                       ISSUER          YES          FOR               FOR
as a Director, who retires by rotation pursuant to
Article 89 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Y. Bhg Tan Sri Datuk Dr                         ISSUER          YES          FOR               FOR
Aris Osman @ Othman as a Director, who retires by
rotation pursuant to Article 89 of the Company's
Articles of Association

PROPOSAL #6.: Re-elect Mr. Y. Bhg Dato' Izham Mahmud                       ISSUER          YES          FOR               FOR
as a Director, who retires by rotation pursuant to
Article 89 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Soo Kim Wai as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation pursuant to Article 89 of
the Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. Alexander Vincent Thursby,                      ISSUER          YES          FOR               FOR
 who retires pursuant to Article 97 of the Company's
Articles of Association

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young, the                        ISSUER          YES          FOR               FOR
retiring Auditors, and authorize the Directors to
determine their remuneration

PROPOSAL #10.: Authorize the Board of Directors,                           ISSUER          YES          FOR               FOR
subject to the approvals from the relevant
authorities, where such approval is necessary,
pursuant to Section 132D of the Companies Act, 1965,
to issue shares in the capital of the Company at any
time upon such terms and conditions and for such
purposes as the Directors, may, in their discretion,
deem fit provided that the aggregate number of shares
 to be issued pursuant to this resolution does not
exceed 10% of the issued share capital of the Company
 for the time being

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMMB HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y0122P100
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors for the                              ISSUER          YES          FOR               FOR
Proposed Special Issue being obtained, to increase
the issued and paid-up share capital of the Company
by way of a special issue of 96,300,000 new Shares
[Special Issue Shares] to eligible Bumiputera
shareholders of the Company to be identified and
determined by the Directors [Identified Bumiputera
Shareholders], at an issue price to be determined and
 announced by the Directors, which issue price shall
be payable in full upon application for such Special
Issue Shares being made by the Identified Bumiputera
Shareholders in response to the invitation by the
Company to participate in the Proposed Special Issue;
 deal with any Special Issue Shares which are not
applied for by any invited Identified Bumiputera
Shareholders in such manner as the Directors shall in
 their discretion deem fit and expedient in the
interests of the Company; and fix the issue price of
the Special Issue Shares whereby the Special Issue
Shares shall be priced at a discount of between 15%
and 20% [both amounts inclusive] to the 5 day volume
weighted average market price of the Company's shares
 immediately preceding the price fixing date to be
determined later by the Directors, the issue price of
 the Special Issue Shares shall not in any event be
less than the par value of the Company's shares of
MYR 1.00; the Special Issue Shares shall, upon
allotment and issue, rank pari passu in all respects
with the then existing Shares of the Company except
that they will not be entitled to any dividend
declared in respect of the FYE 31 MAR 2009,
irrespective of the date on which such dividend is
declared, made or paid, nor will they be entitled to
any rights, allotments and / or other distributions,
if the Special Issue Shares are allotted and issued
after the entitlement date for such rights,
allotments or other distributions; to do all acts and
 things, execute such documents and enter into any
arrangements, agreements and / or undertakings with
any party or parties in any manner as they may deem
fit, necessary, and expedient or appropriate in order
 to implement, finalize and / or give full effect to
the proposed special issue with full power to assent
to any terms, conditions, variations, modifications
and / or amendments in any manner as may be agreed to
 / required by any relevant authorities or as a
consequence of any such requirement or as may be
deemed necessary and / or expedient in the interests
of the Company including but not limited to selecting
 and identifying the Identified Bumiputera
Shareholders, inviting and making decisions on the
acceptance of the applications for and the allocation
 of the Special Issue Shares to the respective

PROPOSAL #2.: Authorize the Directors, subject to the                      ISSUER          YES          FOR               FOR
 passing of Ordinary Resolution 1 above and all the
relevant authorities to select Amcorp [a substantial
shareholder of the Company] as an Identified
Bumiputera Shareholder, to it satisfying the
eligibility criteria detailed in Section 2.4 of the
Circular to Shareholders dated 08 MAY 2009; to invite
 and accept an application by Amcorp for the Special
Issue Shares; and to allot to Amcorp up to 81,852,585
 special issue shares at the issue price as
determined in accordance with Ordinary Resolution 1

PROPOSAL #3.: Authorize the Directors, subject to the                      ISSUER          YES          FOR               FOR
 passing of Ordinary Resolution 1 above and all the
relevant authorities to select DAH [the Non-
Independent Non-Executive Deputy Chairman of the
Company and brother of Tan Sri Dato Azman Hashim, the
 Non-Independent Non-Executive Chairman of the
Company] as an Identified Bumiputera Shareholder,
subject to him satisfying the eligibility criteria
detailed in Section 2.4 of the Circular to
Shareholders dated 08 MAY 2009; to invite and accept
an application by DAH for the Special Issue Shares;
to allot to DAH up to 215,684 Special Issue Shares
[being equal to the number of Shares DAH holds in the
 Company as at 15 APR 2009] or up to such other
number of Special Issue Shares, as is equal to the
number of Shares that DAH holds in the Company as at
the cut-off date to be announced for determining
eligibility for the proposed special issue [the Cut-
Off Date], at the issue price as determined in
accordance with Ordinary Resolution 1 above; and d]
in the event that DAH applies for Special Issue
Shares in excess of the number of Shares that he
holds in the Company as at the Cut-Off Date and there
 are unallocated Special Issue Shares, to allot such
number of additional Special Issue Shares to DAH as
the Directors may at their discretion decide in such
a manner as they think fit and in the interests of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMOREPACIFIC CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y01258105
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Executive Directors                                ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the outside Directors as a                             ISSUER          YES          FOR               FOR
Auditor Committee Member

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AMP LTD
  TICKER:                N/A             CUSIP:     Q0344G101
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Director's report and the Auditor's report for the YE
 31 DEC 2008

PROPOSAL #2.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.4, the issue of shares by AMP, as and
on the specified basis

PROPOSAL #3.B: Re-elect Mr. Richard Grellman as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.D: Re-elect Dr. Nora Scheinkestel as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

PROPOSAL #5.: Approve the acquisition by the Managing                      ISSUER          YES          FOR               FOR
 Director of AMP Limited, Mr. Craig Dunn, of:
performance rights under AMP'S long-term incentive
program; and shares in AMP limited on the exercise of
 some or all of those performance right as and on the
 specified basis

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANADOLU EFES BIRACILIK VE MALT SANAYI AS, ISTANBUL
  TICKER:                N/A             CUSIP:     M10225106
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Presidential                           ISSUER          NO           N/A               N/A
Board and authorize the Chairmanship to sign the
minutes of the meeting

PROPOSAL #2.: Approve the Board of Directors the                           ISSUER          NO           N/A               N/A
Auditors and the Independent Auditing reports

PROPOSAL #3.: Approve the balance sheet and income                         ISSUER          NO           N/A               N/A
statements

PROPOSAL #4.: Approve to absolve the Board of                              ISSUER          NO           N/A               N/A
Directors and the Auditors

PROPOSAL #5.: Approve the profit distribution                              ISSUER          NO           N/A               N/A
proposal of the Board of Directors

PROPOSAL #6.: Elect the Board Members and approve to                       ISSUER          NO           N/A               N/A
determine their term in the office and monthly gross
salaries

PROPOSAL #7.: Approve the presentation of information                      ISSUER          NO           N/A               N/A
 about the donations and contributions

PROPOSAL #8.: Approve the presentation of information                      ISSUER          NO           N/A               N/A
 to the general assembly about the profit
distribution and information policy

PROPOSAL #9.: Approve the Independent Auditing firm                        ISSUER          NO           N/A               N/A

PROPOSAL #10.: Authorize the Board Members according                       ISSUER          NO           N/A               N/A
to the Articles 334 and 335 of the Turkish Commercial
 Code

PROPOSAL #11.: Closure                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANGANG STEEL COMPANY LTD
  TICKER:                N/A             CUSIP:     Y0132D105
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for 2008

PROPOSAL #2.: Receive the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for 2008

PROPOSAL #4.: Approve the proposal for distribution                        ISSUER          YES          FOR               FOR
of the profits of the Company for 2008

PROPOSAL #5.: Approve the proposed remuneration of                         ISSUER          YES          FOR               FOR
the Directors of the Company for 2008

PROPOSAL #6.: Approve the proposed remuneration of                         ISSUER          YES          FOR               FOR
the Supervisors of the Company for 2008

PROPOSAL #7.: Appoint Zhong Rui Yue Hua Certified                          ISSUER          YES          FOR               FOR
Public Accountants and RSM Nelson Wheeler Certified
Public Accountants as the Domestic and International
Auditor of the Company, respectively, for 2008, and
authorize the Board of Directors of the Company to
determine their remunerations

PROPOSAL #8.1: Appoint Mr. Zhang Xiaogang as a                             ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #8.2: Appoint Mr. Tang Fuping as a Executive                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #8.3: Appoint Mr. Yang Hua as a Executive                         ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.4: Appoint Mr. Yu Wanyuan as a Executive                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.5: Appoint Mr. Chen Ming as a Executive                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.6: Appoint Mr. Fu Jihui as a Executive                         ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.7: Appoint Mr. Li Shijun as a Independent                      ISSUER          YES          FOR               FOR
 Non-executive Director of the Company

PROPOSAL #8.8: Appoint Mr. Ma Guoqiang as a                                ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company

PROPOSAL #8.9: Appoint Mr. Liu Wei as a Independent                        ISSUER          YES          FOR               FOR
Non-executive Director of the Company

PROPOSAL #8.10: Appoint Mr. Ma Chiu-Cheung, Andrew as                      ISSUER          YES          FOR               FOR
 a Independent Non-executive director of the Company

PROPOSAL #9.1: Approve the appointment of Mr. Wen                          ISSUER          YES          FOR               FOR
Baoman as the shareholders' representative
Supervisors of the Company

PROPOSAL #9.2: Approve the appointment of Mr. Shan                         ISSUER          YES          FOR               FOR
Mingyi as the shareholders' representative
Supervisors of the Company

PROPOSAL #S.10: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company and authorize i) any Director of the
Company to deal with the relevant matters or to
execute any documents in relation to such amendments,
 and (ii) the Board of Directors or the Supervisory
Committee of the Company to make amendments to the
Rules for the Procedures of the Meetings of the Board
 of the Company or the Rules for the Procedures of
the Meetings of the Supervisory Committee of the
Company in accordance with the amended Articles of
Association of the Company; Articles as follow:
Article 141, 164[8], 191, 193, 240; as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANGANG STL CO LTD
  TICKER:                N/A             CUSIP:     Y0132D105
  MEETING DATE:          2/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve: the proposed issue of                              ISSUER          YES          FOR               FOR
Domestic Corporate Bonds [the Domestic Corporate
Bonds] in a total principal amount not exceeding RMB
10 billion [the Domestic Corporate Bonds Issue] to
the public in the People's Republic of China [the
PRC, excluding, for the purpose of this notice, the
Hong Kong Special Administrative Region of the PRC,
the Macau Special Administrative Region of the PRC
and Taiwan] on the following terms and conditions: a)
 Size: the aggregate principal amount of the Domestic
 Corporate Bonds shall not exceed RMB 10 billion
[inclusive of RMB 10 billion]; b) placing arrangement
 for the existing shareholders: the Domestic
Corporate Bonds may be offered, by way of placing, to
 the existing holders of the domestic shares of the
Company listed on the Shenzhen Stock Exchange; the
decision on whether to proceed with such placing and
the specific arrangements of such placing, including
its proportion to the entire Domestic Corporate Bonds
 Issue, shall be made and determined by the Board of
Directors [the Board] of the Company according to the
 market conditions and other relevant circumstances;
the Domestic Corporate Bonds will not be offered to
the holders of the foreign shares of the Company
listed on The Stock Exchange of Hong Kong Limited; c)
 term: the proposed Domestic Corporate Bonds Issue
will include two tranches of Domestic Corporate Bonds
 with the term of 5 and 10 years, respectively; the
offer size of each tranche of the Domestic Corporate
Bonds shall be determined by the Board according to
the relevant requirements and the market conditions;
d) interest: interest is payable on the Domestic
Corporate Bonds on an annual basis, whereas the
principal amount of the Domestic Corporate Bonds
shall be repaid in a lump sum upon their maturity;
the last installment of interest shall be paid along
with the repayment of the principal; e) use of
proceeds: the proceeds from the Domestic Corporate
Bonds Issue shall be used by the Company to repay
bank loans, adjust debt structure and supplement
working capital; the specific use of the proceeds
shall be determined by the Board within the scope set
 forth above according to the Company's specific
funds demand; f) term of the validity of the
shareholders' resolutions in respect of the Domestic
Corporate Bonds Issue: the shareholders' resolutions
in respect of the Domestic Corporate Bonds Issue
shall be valid for 24 months; and authorize the Board
 to deal with the following matters in relation to
the Domestic Corporate Bonds Issue: a) to determine,
to the extent permitted by laws and regulations and
according to the Company's specific circumstances and
 the prevailing market conditions, the specific terms
 and arrangements of the Domestic Corporate Bonds
Issue and make any changes and adjustments to such
terms and arrangements, including but not limited to,
 the offer size, total amount, offer price, coupon
rate or the calculation formula, timing, offer
tranche [if any], redemption and repurchase mechanism

PROPOSAL #2.: Elect Mr. Chen Ming as a Director of                         ISSUER          YES          FOR               FOR
the Company and authorize the Board to determine his
remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANGLO AMERN PLC
  TICKER:                N/A             CUSIP:     G03764134
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Re-elect Mr. David Challen                                   ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. Chris Fay                                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Sir Rob Margetts                                    ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Sir Mark Moody Stuart                               ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Fred Phaswana                                   ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Mamphela Ramphele                               ISSUER          YES        AGAINST           AGAINST

PROPOSAL #8.: Re-elect Mr. Peter Woicke                                    ISSUER          YES        AGAINST           AGAINST

PROPOSAL #9.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR

PROPOSAL #10.: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the Auditors remuneration

PROPOSAL #11.: Approve the remuneration report                             ISSUER          YES          FOR               FOR

PROPOSAL #12.: Authorize the Directors to allot shares                     ISSUER          YES          FOR               FOR

PROPOSAL #S.13: Approve to disapply pre emption rights                     ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Grant authority to the purchase of                         ISSUER          YES          FOR               FOR
own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANGLO IRISH BANK CORPORATION PLC, DUBLIN
  TICKER:                N/A             CUSIP:     G03815118
  MEETING DATE:          1/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized the                       ISSUER          YES          FOR               FOR
share capital of the Company, subject to Resolutions
2, 3, 4 and 5 being duly passed, from EUR 242,000,000
 divided into 1,200,000,000 ordinary shares of EUR
0.16 each and 50,000,000 Non-Cumulative Preference
Shares of EUR 1.00 each, GBP 50,000,000 divided into
50,000,000 Non-Cumulative Preference Shares of GBP
1.00 each and USD 50,000,000 divided into 50,000,000
Non-Cumulative Preference Shares of USD 1.00 each to
EUR 482,000,000 divided into 1,200,000,000 Ordinary
Shares of EUR 0.16 each, 50,000,000 Non-Cumulative
Preference Shares of EUR 1.00 each and 1,500,000,000
perpetual 2009 Non-Cumulative Redeemable Preference
Shares of EUR 0.16 each, GBP 50,000,000 divided into
50,000,000 Non-Cumulative Preference Shares of GBP
1.00 each and USD 50,000,000 divided into 50,000,000
Non-Cumulative Preference Shares of USD 1.00 each by
the creation of 1,500,000,000 perpetual 2009 Non-
Cumulative Redeemable Preference Shares of EUR 0.16
each, and amend Clause 4 of the Memorandum of
Association of the Company accordingly

PROPOSAL #2.: Authorize the Directors, subject to                          ISSUER          YES          FOR               FOR
Resolutions 1, 3, 4 and 5 being duly passed, for the
purposes of Section 20 of the Companies [Amendment]
Act 1983 [the 1983 Act], to allot and issue relevant
securities [as defined by the said Section 20] up to
an amount equal to the authorized but unissued share
capital of the Company as at the close of business on
 16 JAN 2009 and to allot and issue any shares
purchased by the Company pursuant to the provisions
of the Companies Act 1990 [the 1990 Act] and held as
treasury shares [as defined by Section 209 of the
1990 Act] [Treasury Shares]; [Authority shall expire
on 15 JAN 2014]; and the Company may before such date
 make any offers or agreements which would or might
require any such securities to be allotted or issued
after such expiry and the Directors may allot and
issue any such securities in pursuance of such offers
 or agreements as if the power conferred hereby had
not expired

PROPOSAL #S.3: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
Resolutions 1, 2, 4 and 5 being duly passed, for the
purposes of Section 24 of the 1983 Act, to allot
equity securities for cash pursuant to, and in
accordance with, Article 8(b) of the Articles of
Association of the Company [being the Articles
proposed to be adopted pursuant to Resolution 4];
[Authority expires earlier of the date of the AGM of
the Company after the passing of this resolution or
30 APR 2009]; or renewed in accordance with the
provisions of the 1983 Act and Article 8(b)

PROPOSAL #S.4: Adopt, subject to Resolutions 1, 2, 3                       ISSUER          YES          FOR               FOR
and 5 being duly passed, the regulations produced at
the EGM [as specified], the new Articles of
Association of the Company in substitution for and to
 the exclusion of the existing Articles of Association

PROPOSAL #5.: Approve, subject to Resolutions 1, 2, 3                      ISSUER          YES          FOR               FOR
 and 4, being duly passed, the Minister holding 75%
of the Voting Rights [as specified] which arises in
the manner described in the Circular, without
triggering an obligation on the Minister under the
Takeover Rules to make a general offer for the
balance of the issued equity share capital and
transferable voting securities of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANGLO PLATINUM LTD
  TICKER:                N/A             CUSIP:     S9122P108
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008, together with the
report of the Auditors

PROPOSAL #2.1: Re-elect Mr. K D Dlamini as a Director                      ISSUER          YES        AGAINST           AGAINST
 of the Company

PROPOSAL #2.2: Re-elect Mr. B A Khumalo as a Director                      ISSUER          YES        AGAINST           AGAINST
 of the Company

PROPOSAL #2.3: Re-elect Mr. N F Nicolau as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #2.4: Re-elect Mr. B Nqwababa as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #2.5: Re-elect Mr. T A Wixley as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #3.: Appoint Deloitte & Touche as the                             ISSUER          YES          FOR               FOR
Auditors of the Company to hold office for the YE 31
DEC 2009 and appoint Graeme Berry as the Designated
Auditor

PROPOSAL #S.4: Authorize the Company and/or any of                         ISSUER          YES        AGAINST           AGAINST
its subsidiaries, in terms of Sections 85 and 89 of
the Companies Act 1973 as amended [the Companies Act]
 and in terms of the Listing Requirements of the JSE
Limited [the Listing Requirements], to acquire
ordinary shares of 10 cents each [Ordinary] issued by
 the Company, and/or conclude derivative transactions
 which may result in the purchase of ordinary shares
in terms of the Listings Requirements, it being
recorded that such Listings Requirements currently
require, inter alia, that: may make a general
repurchase of securities only if any such repurchases
 of ordinary shares shall be implemented on the main
Board of the JSE Limited [JSE] or any other stock
exchange on which the Company's shares are listed and
 on which the Company or any of its subsidiaries may
wish to implement any repurchases of ordinary shares
with the approval of the JSE and any other such Stock
 Exchange, as necessary, not exceeding in aggregate
of 10% above the weighted average market price of
such shares over the previous 5 business days;
[Authority expires the earlier of the conclusion of
the next AGM or 15 months]; any derivative
transactions which may result in the repurchase of
ordinary shares must be priced as follows: the strike
 price of any put option written by the Company may
not be at a price greater than or may be greater than
 that stipulated in this resolution at the time of
entering into the derivative agreement; the strike
price of any put option may be grater than that
stipulated in this resolution at the time of entering
 into the derivative agreement, but the Company may
not exceed that call option if it is more than 10%
out of the money; and the strike price of any forward
 agreement may be greater than that stipulated in
this resolution; when the Company and/or any of its
subsidiaries have cumulatively purchased 3% of the
number of ordinary shares in issue on the date of
passing of this special resolution [including the
delta equivalent of any such ordinary shares
underlying derivative transactions which may result
in the repurchase by the Company of ordinary shares]
and for each 3% in aggregate of the initial number of
 that class acquired thereafter an announcement must
be published as soon as possible and not later than
on the business day following the day on which the
relevant threshold is reached or exceeded, and the
announcement must comply with the Listing
Requirements; any general purchase by the Company
and/or any of its subsidiaries of the Company's
ordinary shares in issue shall not in aggregate in
any one FY exceed 20% of the Company's issued

PROPOSAL #S.5: Authorize, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolutions 6.3 and 6.4 and in accordance with
Section 38[2A] of the Companies Act, as amended, the
Company to provide financial assistance for the
purchase of or subscription for shares in respect of
the Anglo Platinum Bonus Share Plan [BSP] upon the
terms as specified

PROPOSAL #6O6.1: Approve, subject to the provisions                        ISSUER          YES        AGAINST           AGAINST
of the Companies Act, 1973, as amended, and the
Listings Requirements of the JSE Limited, to place
the authorized but unissued ordinary shares of 10
cents each in the share capital of the Company
[excluding for this purpose those ordinary shares
over which the Directors have been given specific
authority to meet the requirements of the Anglo
Platinum Share Option Scheme] under the control of
the Directors who are authorized, to allot and issue
shares in their discretion to such persons on such
terms and conditions and at such times as the
Directors may determine; [Authority expires at the
conclusion of the next AGM of the Company]

PROPOSAL #6O6.2: Approve the annual fees payable to                        ISSUER          YES          FOR               FOR
the Non-Executive Directors of the Company be
increased to ZAR 145,000 per annum; the annual fee
payable to the Deputy Chairman of the Board from the
rate of ZAR 230,000 per annum to ZAR 250,000 per
annum; the annual for payable to the Chairman of the
Board be increased from the rate of ZAR 800,000 per
annum to the rate of ZAR 1,000,000 per annum; the
annual fees payable to Non-Executive Directors for
serving on the Committees of the Board be as
specified: Audit Committee: Member's fee to increase
from ZAR 75,000 per annum to ZAR 80,000 per annum and
 Chairman's fee to increase from ZAR 110,000 per
annum to ZAR 115,000 per annum; Corporate Governance
Committee: Member's fee to increase from ZAR 55,000
per annum to ZAR 60,000 per annum and Chairman's fee
to increase from ZAR 90,000 per annum to ZAR 95,000
per annum; Nomination Committee: Member's fee to
increase from ZAR 55,000 per annum to ZAR 60,000 per
annum and Chairman's fee to increase from ZAR 90,000
per annum to ZAR 95,000 per annum; Remuneration
Committee: Member's fee to increase from ZAR 60,000
per annum to ZAR 65,000 per annum and Chairman's fee
to increase from ZAR 100,000 per annum to ZAR 105,000
 per annum; and Safety and Sustainable Development
Committee: Member's fee to increase from ZAR 55,000
per annum to ZAR 60,000 per annum and Chairman's fee
to increase from ZAR 90,000 per annum to ZAR 95,000
per annum; Transformation Committee: Member's fee to
increase from ZAR 55,000 per annum to ZAR 60,000 per
annum; Chairman's fee to increase from ZAR 90,000 per
 annum to ZAR 95,000 per annum

PROPOSAL #6O6.3: Approve and adopt the Bonus Share                         ISSUER          YES        AGAINST           AGAINST
Plan [Share Incentive Scheme] tabled at the meeting,
as formally approved by the JSE as specified and
authorize the Directors of the Company to take all
the requisite steps necessary to implement the Share
Incentive Scheme, the Bonus Share Plan Scheme rules
will be available for inspection to shareholders at
the registered office address of the Company, for a
period of 14 days prior to the AGM to be held on 30
MAR 2009

PROPOSAL #6O6.4: Approve, subject to the passing of                        ISSUER          YES        AGAINST           AGAINST
Resolution 6.3 and subject also to the provisions of
the Companies Act, 1973, as amended, and the Listings
 Requirements of the JSE Limited, the authorized but
unissued ordinary shares of 10 cents each in the
share capital of the Company comprising the ordinary
shares required to the purchased in the market and
allocated to participants in settlement of the Bonus
Share Plan be placed at the disposal of and directly
under the control of the Directors who are authorized
 to allot and issue such shares in their discretion
to such persons, on such terms and accordance and at
such times as the Directors may determine in
accordance with the rules of the Bonus Share Plan

PROPOSAL #6O6.5: Authorize any 1 Director or                               ISSUER          YES        AGAINST           AGAINST
Alternate Director of the Company to sign all such
documents and to do all such things as may be
necessary for or incidental to the implementation of
the above mentioned special and ordinary resolutions
to be proposed at the AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANGLOGOLD ASHANTI LTD
  TICKER:                N/A             CUSIP:     S04255196
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.O.1: Adoption of the financial statements.                     ISSUER          YES          FOR               FOR

PROPOSAL #2.O.2: Re-appoint Ernst & Young Inc. as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company.

PROPOSAL #3.O.3: Re-elect Mr. RP Edey as a Director.                       ISSUER          YES          FOR               FOR

PROPOSAL #4.O.4: General authority to directors to                         ISSUER          YES          FOR               FOR
allot and issue ordinary shares.

PROPOSAL #5.O.5: Authority to Directors to issue                           ISSUER          YES          FOR               FOR
ordinary shares for cash.

PROPOSAL #6.O.6: Increase in non-executive directors'                      ISSUER          YES          FOR               FOR
 fees.

PROPOSAL #7.O.7: General authority to directors to                         ISSUER          YES          FOR               FOR
issue convertable bonds.

PROPOSAL #8.S.1: Increase in share capital.                                ISSUER          YES          FOR               FOR

PROPOSAL #9.S.2: Amendments to the company's Articles                      ISSUER          YES          FOR               FOR
 of Association.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANHEUSER-BUSCH INBEV SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B6399C107
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Management report by the Board of                            ISSUER          NO           N/A               N/A
Directors on the accounting year ending on 31 DEC 2008

PROPOSAL #2.: Report by the Statutory Auditor on the                       ISSUER          NO           N/A               N/A
accounting year ending on 31 DEC 2008

PROPOSAL #3.: Communication of the consolidated                            ISSUER          NO           N/A               N/A
annual accounts relating to the accounting year
ending on 31 DEC 2008

PROPOSAL #4.: Approve the statutory annual accounts                        ISSUER          NO           N/A               N/A
relating to the accounting year ended on 31 DEC 2008,
 including the allocation of the result the dividend
will be payable as from 05 MAY 2009

PROPOSAL #5.: Grant discharge to the Directors for                         ISSUER          NO           N/A               N/A
the performance of their duties during the accounting
 year ending on 31 DEC 2008

PROPOSAL #6.: Grant discharge to the Statutory                             ISSUER          NO           N/A               N/A
Auditor for the performance of his duties during the
accounting year ending on 31 DEC 2008

PROPOSAL #7.A: Amend the Executive remuneration                            ISSUER          NO           N/A               N/A
policy, applicable as from 2009, this document can be
 reviewed as indicated at the end of this notice

PROPOSAL #7.B: Approve the specific one-time granting                      ISSUER          NO           N/A               N/A
 of stock options and shares

PROPOSAL #8.A: Approve to change the control                               ISSUER          NO           N/A               N/A
provisions relating to the emtnprogram

PROPOSAL #8.B: Approve to change of control                                ISSUER          NO           N/A               N/A
provisions relating to the US dollar notes

PROPOSAL #9.A: Special report by the Board of                              ISSUER          NO           N/A               N/A
Directors on the issuance of subscription rights and
the exclusion of the preference right of the existing
 shareholders in favour of specific persons, drawn up
 in accordance with Articles 583,596 and 598 of the
companies code

PROPOSAL #9.B: Special report by the statutory                             ISSUER          NO           N/A               N/A
Auditor on the exclusion of the preference right of
the existing shareholders in favour of specific
persons, Drawn up in accordance with Articles 596 and
 598 of the companies code

PROPOSAL #9.C: Approve the excluding the preference                        ISSUER          NO           N/A               N/A
right of the existing shareholders in relation to the
 issuance of subscription rights in favour of all
current directors of the Company, as well as former
Directors of the company, as identified in the report
 referred under item(a) as specified

PROPOSAL #9.D: Approve the issuance of a maximum                           ISSUER          NO           N/A               N/A
number of 1,250,000 subscription rights and
determining their terms and conditions [as such terms
 and conditions are appended to report referred under
 item (a) above]

PROPOSAL #9.E: Approve to increase the capital of the                      ISSUER          NO           N/A               N/A
 Company, under the condition precedent and to the
extent of the exercise of the subscription rights,
for a maximum amount equal to the number of
subscription rights multiplied by their exercise
price and allocation of the issuance premium to an
account not available for distribution

PROPOSAL #9.F.i: Authorize the nomination Committee                        ISSUER          NO           N/A               N/A
to determine the effective total number of
subscription rights to be offered and the individual
number of subscription rights to be offered to each
of the Directors and former Directors

PROPOSAL #9.Fii: Authorize the two Directors acting                        ISSUER          NO           N/A               N/A
jointly to have recorded by notarial deed the
exercise of the subscription rights, the
corresponding increase of the capital, the number of
new shares issued, the resulting modification to the
Articles of Association and the allocation of the
issuance premium to an account not available for

PROPOSAL #10.A: Special report by the Board of                             ISSUER          NO           N/A               N/A
Directors on the authorized capital, drawn up in
accordance with article 604 of the Companies code

PROPOSAL #10.B: Approve to cancel the unused portion                       ISSUER          NO           N/A               N/A
of the existing authorized capital, granting a new
authorization to the Board of Directors to increase
the capital in accordance with Article 6 of the
Articles of Association, in one or more transactions,
 by the issuance of a number of shares, or financial
instruments giving right to a number of shares, which
 will represent not more than 3pct of the shares
issued as at 28 APR 2009, and modifying Article 6 of
the articles of Association accordingly; such
authorization is granted for a period of five years
as from the date of publication of this modification
to the Articles of Association in the belgian state
journal [moniteur belge belgisch staatsblad]

PROPOSAL #11.: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
purchase the company's own shares, as such
authorization and its terms and conditions are
provided for by Article 10, indent 1, of the Articles
 of Association, and amending Article 10, indent 2 of
 the Articles of Association accordingly; such
authorization is granted for a period of five years
as from 28 APR 2009

PROPOSAL #12.: Authorize Mr. Benoit Loore, VP legal                        ISSUER          NO           N/A               N/A
Corporate, with power to substitute and without
prejudice to other delegtions of powers to the extent
 applicable, for (i) the restatements of the Articles
 of Association as a result of all changes referred
to above, the signing of the restated Articles of
Association and their filings with the clerk's office
 of the commercial court of brussels,(ii) the filing
with the same clerk's office of the resolutions
referred under item 8 above and (iii) any other
filings and publication formalities in relation to
the above resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANHUI CONCH CEM CO LTD
  TICKER:                N/A             CUSIP:     Y01373102
  MEETING DATE:          2/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the proposal to change the use                      ISSUER          YES          FOR               FOR
 of part of the proceeds [Proceeds] which were raised
 from the issue [A Share Issue] of 200 million
domestically listed ordinary shares [i.e. A Shares]
in the Company in 2008 and to use the remaining
amount of Proceeds

PROPOSAL #S.1.1: Approve the investment in the sum of                      ISSUER          YES          FOR               FOR
 RMB 300 million in the project of a 4,500 tonnes/d
cement and clinker production line [Phase I], 2.2
million tonnes cement mill and 18MW residual heat
power generation unit of Chongqing Conch Cement Co.,
Ltd. [Chongqing Conch]

PROPOSAL #S.1.2: Approve the investment in the sum of                      ISSUER          YES          FOR               FOR
 RMB 300 million in the project of a 4,500 tonnes/d
cement and clinker production line [Phase I], 2.2
million tonnes cement mill and 18MW residual heat
power generation unit of Dazhou Conch Cement Co.,
Ltd. [Dazhou Conch]

PROPOSAL #S.1.3: Approve the investment in the sum of                      ISSUER          YES          FOR               FOR
 RMB 300 million in the project of a 4,500 tonnes/d
cement and clinker production line [Phase I], 2.2
million tonnes cement mill and 18MW residual heat
power generation unit of Guangyuan Conch Cement Co.,
Ltd. [Guangyuan Conch]

PROPOSAL #S.1.4: Approve the investment in the sum of                      ISSUER          YES          FOR               FOR
 RMB 300 million project of a 4,500 tonnes/d cement
and clinker production line [Phase I], 2.2 million
tonnes cement mill and 9MW residual heat power
generation unit of Pingliang Conch Cement Co., Ltd.
[Pingling Conch]

PROPOSAL #S.1.5: Approve the repayment of bank loans                       ISSUER          YES          FOR               FOR
by applying the sum of RMB 1.23 million and all the
interest accrued so far and to be accrued on the
Proceeds

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANHUI CONCH CEM CO LTD
  TICKER:                N/A             CUSIP:     Y01373102
  MEETING DATE:          2/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the proposal to change the use                      ISSUER          YES          FOR               FOR
 of part of the proceeds [Proceeds] which were raised
 from the issue [A Share Issue] of 200 million
domestically listed ordinary shares [i.e. A Shares]
in the Company in 2008 and to use the remaining
amount of Proceeds

PROPOSAL #S.1.1: Approve the investment in the sum of                      ISSUER          YES          FOR               FOR
 RMB 300 million in the project of a 4,500 tonnes/d
cement and clinker production line [Phase I], 2.2
million tonnes cement mill and 18MW residual heat
power generation unit of Chongqing Conch Cement Co.,
Ltd

PROPOSAL #S.1.2: Approve the investment in the sum of                      ISSUER          YES          FOR               FOR
 RMB 300 million in the project of a 4,500 tonnes/d
cement and clinker production line [Phase I], 2.2
million tonnes cement mill and 18MW residual heat
power generation unit of Dazhou Conch Cement Co., Ltd

PROPOSAL #S.1.3: Approve the investment in the sum of                      ISSUER          YES          FOR               FOR
 RMB 300 million in the project of a 4,500 tonnes/d
cement and clinker production line [Phase I], 2.2
million tonnes cement mill and 18MW residual heat
power generation unit of Guangyuan Conch Cement Co.,
Ltd

PROPOSAL #S.1.4: Approve the investment in the sum of                      ISSUER          YES          FOR               FOR
 RMB 300 million project of a 4,500 tonnes/d cement
and clinker production line [Phase I], 2.2 million
tonnes cement mill and 9MW residual heat power
generation unit of Pingliang Conch Cement Co., Ltd

PROPOSAL #S.1.5: Approve the repayment of bank loans                       ISSUER          YES          FOR               FOR
by applying the sum of RMB1.23 million and all the
interest accrued so far and to be accrued on the
Proceeds

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANHUI CONCH CEM CO LTD
  TICKER:                N/A             CUSIP:     Y01373102
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board [the                         ISSUER          YES          FOR               FOR
Board] of Directors [the Directors] for the YE 31 DEC
 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited financial reports                        ISSUER          YES          FOR               FOR
prepared in accordance with the China Accounting
Standards for business enterprise [2006] and
International Financial Reporting Standards
respectively for the YE 31 DEC 2008

PROPOSAL #4.: Approve the Company's profit                                 ISSUER          YES          FOR               FOR
distribution proposal for year 2008 [for details of
the profit distribution proposal, please refer to
Section (5) Profit Distribution Proposal under the
Report of the Directors contained in the Company's
annual report for year 2008]

PROPOSAL #5.: Re-appoint KPMG Huazhen Certified                            ISSUER          YES          FOR               FOR
Public Accountants and KPMG Certified Public
Accountants as the PRC and international Auditors of
the Company respectively, and authorize the Board to
determine the remuneration of the Auditors

PROPOSAL #6.: Approve the provision of guarantees by                       ISSUER          YES        AGAINST           AGAINST
the Company in respect of the bank borrowing of its
following subsidiaries; as specified

PROPOSAL #S.7: Approve the amendment to the Articles                       ISSUER          YES          FOR               FOR
of Association of the Company [Articles of
Association] by way of special resolution: a new
Article is proposed to be added after Article 169 in
Section 17 of the existing Articles of Association as
 Article 169A of the revised Articles of Association;
 the full text of the new Article 169A proposed to be
 added is set out as follows: Article 169A; the
Company should implement a proactive profit
distribution method, continuity and stability of the
profit distribution policy should be maintained;
approve the Board should propose to the AGM a cash
dividend distribution proposal in each profit-making
FY; if a cash dividend distribution proposal is not
proposed, the reason therefor should be disclosed in
the periodical report, and the Independent Directors
should issue an independent opinion on this matter,
should there be any misappropriation of the Company's
 funds by any shareholder of the Company, the Company
 should deduct the cash dividends to which such
shareholder is entitled from the fund misappropriated
 by it as a repayment of the misappropriated fund

PROPOSAL #S.8: Approve that, a) subject to the                             ISSUER          YES        AGAINST           AGAINST
limitations under (c) and (d) below and in accordance
 with the requirements of the rules governing the
listing of securities [the listing rules] on Stock
Exchange, the Company Law of the PRC, and other
applicable laws and regulations [in each case, as
amended from time to time], an unconditional general
mandate be and hereby granted to the Board to
exercise once or in multiple times during the
relevant period [as defined below] all the powers of
the Company too allot and issue ordinary shares [new
shares] on such terms and conditions as the Board may
 determine and that, in the exercise of their powers
to allot and issue shares, the authority of the Board
 shall include i) the determination of the class and
number of the shares to be allotted; ii) the
determination of the issue price of the new shares;
iii) the determination of the opening and closing
dates of the issue of new shares; iv) the
determination of the class and number of new shares
(if any) to be issued to the existing shareholders;
v) to make or grant offers, agreements and options
which might require the exercise of such powers; and
vi) in the case of an offer or issue of shares to the
 shareholders of the Company, b) the exercise of the
powers granted under paragraph (a), the Board may
during the relevant period make or grant offers,
agreements and options which might require the shares
 relating to the exercise of the authority there
under being allotted and issued after the expiry of
the relevant period; c) the aggregate amount of the
overseas listed foreign shares to be allotted or
conditionally or unconditionally agreed to be
allotted the Board pursuant to the authority granted
under paragraph (a) above (excluding any shares which
 may be allotted upon the conversion of the capital
reserve into capital in accordance with the Company
Law of the PRC or the Articles of Association of the
Company) shall not exceed 20% of the aggregate number
 of the overseas listed foreign shares of the Company
 in issue as at the date of passing of this
resolution; d) authorize the Board to grant under
paragraph (a) above shall (i) comply with the Company
 Law of the PRC, other applicable laws and
regulations of the PRC, and the Listing Rules (in
each case, as amended from time to time) and ii) be
subject to the approvals of China Securities
Regulatory Commission (CSRC) and relevant authorities
 of the PRC; e) for the purposes of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company; or 12 months] f)
authorize the Board and the exercise of the power
granted under paragraph (a) above in accordance with
the Company Law and other applicable laws and
regulations of the PRC, increase the Company's
registered capital to such amount as shall equal the
aggregate nominal amounts of the relevant number of
shares allotted and issued upon the exercise of the
powers granted under paragraph (a) of this

PROPOSAL #S.9.1: Approve to issuing amount: the                            ISSUER          YES          FOR               FOR
Company will issue Corporate Bonds [Corporate Bonds]
with face value in the aggregate principal amount of
not exceeding RMB 9.5 billion in the PRC

PROPOSAL #S.9.2: Authorize the Board to determine the                      ISSUER          YES          FOR               FOR
 details of the maturity of the Corporate Bonds: the
Corporate Bonds may be issued in a single type with
only one maturity date or in mixed types with
different maturity dates of 5 years, 7 years and 0
years and the size of issue in accordance with the
relevant regulations and market conditions

PROPOSAL #s.9.3: Approve the interest rate of the                          ISSUER          YES          FOR               FOR
Corporate Bonds will be determined by the Company and
 its principal underwriter [sponsor] upon enquiries
of interest rates in the market and within the
interest range as permitted by the State Council of

PROPOSAL #s.9.4: Approve to issue price of the                             ISSUER          YES          FOR               FOR
Corporate Bonds: to be issued at the face value with
denomination of RMB 100

PROPOSAL #s.9.5: Approve to proceeds to be raised                          ISSUER          YES          FOR               FOR
from the issue of the Corporate Bonds will be applied
 in repayment of bank loans for improving the
Company's financial structure and to replenish the
Company's current capital

PROPOSAL #s.9.6: Authorize the Board to determine the                      ISSUER          YES          FOR               FOR
 detailed arrangement of placing to the existing
holders of the Company's A shares and [including
whether or not there will be placing arrangement and
ratio of the placing, etc.] according to the market
situation and detailed terms of the issue

PROPOSAL #s.9.7: Approve the validity period of the                        ISSUER          YES          FOR               FOR
resolutions regarding the issue of the Corporate
Bonds shall be 24 months from the date on which the
resolutions are passed at the AGM

PROPOSAL #s.9.8: Authorize the Board 2 Executive                           ISSUER          YES          FOR               FOR
Directors of the Company to handle the relevant
matters in relation to the issue of the Corporate
Bonds according to the specific needs of the Company
and other market conditions: a) so far as permitted
by laws and regulations and based on the Company's
situation and the market conditions, to formulate the
 detailed plan for the issue of Corporate Bonds and
to amend and modify the terms of issue of the
Corporate Bonds, including but not limited to all
matters in relation to the terms of issue such as the
 issuing amount, maturity of Corporate Bonds,
interest rate of Corporate Bonds or its
determination, the timing of issue, whether or not
the issue will be carried out by multi-tranches and
the number of tranches, whether or not to devise
terms for repurchase and redemption, matters
regarding guarantees, periods and mode for repayment
of principal and payment of interests, detailed
arrangements of placing, and the place of listing of
the Corporate Bonds, etc; b) appoint intermediaries
to handle the reporting matters of the issue of the
Corporate Bonds; c) to select trust manager of the
Corporate Bonds, to sign the agreement for trust
management of the Corporate Bonds and to formulate
the regulations of bondholders' meeting; d) to sign
the contracts, agreements and documents in relation
to the issue of the Corporate Bonds, and to disclose
information in an appropriate manner; e) authorize
the Board to make corresponding amendment to the
relevant matters regarding the proposal of the issue
of the Corporate Bonds based on the feedback of the
PRC regulatory authorities in event of any changes in
 the PRC regulatory authorities' policy on issues of
Corporate Bonds or market conditions, other than the
matters which shall be subject to approval by the
shareholders in general meeting pursuant to the
requirements of law, regulations and the Articles of
Association; f) upon the completion of the issue, to
handle the matters in relation to listing of the
Corporate Bonds; g) adopt such measures for securing
the repayment of the Corporate Bonds, including not
to distribute profits to shareholders according to
the requirements of the relevant laws and
regulations, if, during the term of the Corporate
Bonds, it is expected that the Company may not be
able to repay principal and interests of the
Corporate Bonds or the Company fails to repay
principal and interests of the Corporate Bonds when
they become due; h) to handle other matters in
relation to the issue of Corporate Bonds; i) this
authority shall be valid from the date of its

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANHUI EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y01374100
  MEETING DATE:          10/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: issuance size

PROPOSAL #S.1.2: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: issuance price

PROPOSAL #S.1.3: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: issuance target

PROPOSAL #S.1.4: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: method of issuance

PROPOSAL #S.1.5: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: interest rate of the bonds

PROPOSAL #S.1.6: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: term of the bonds

PROPOSAL #S.1.7: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: term and method of repayment for principal
and payment of interests

PROPOSAL #S.1.8: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: terms of redemption

PROPOSAL #S.1.9: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: guarantee

PROPOSAL #S1.10: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: term of the warrants

PROPOSAL #S1.11: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: conversion period of the warrants

PROPOSAL #S1.12: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: conversion price of the warrants and its
method of adjustments

PROPOSAL #S1.13: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: proportion of exercise rights of the
warrants and its method of adjustments

PROPOSAL #S1.14: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: use of proceeds from the proposed issuance

PROPOSAL #S1.15: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: validity of the resolutions

PROPOSAL #S1.16: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: authorize the Board to complete the
specific matters of the proposed issuance

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANHUI EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y01374100
  MEETING DATE:          10/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: issuance size

PROPOSAL #S.1.2: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: issuance price

PROPOSAL #S.1.3: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: issuance target

PROPOSAL #S.1.4: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: method of issuance

PROPOSAL #S.1.5: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: interest rate of the bonds

PROPOSAL #S.1.6: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: term of the bonds

PROPOSAL #S.1.7: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: term and method of repayment for principal
and payment of interests

PROPOSAL #S.1.8: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: terms of redemption

PROPOSAL #S.1.9: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: guarantee

PROPOSAL #S1.10: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: term of the warrants

PROPOSAL #S1.11: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: conversion period of the warrants

PROPOSAL #S1.12: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: conversion price of the warrants and its
method of adjustments

PROPOSAL #S1.13: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: proportion of exercise rights of the
warrants and its method of adjustments

PROPOSAL #S1.14: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: use of proceeds from the proposed issuance

PROPOSAL #S1.15: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: validity of the resolutions

PROPOSAL #S1.16: Approve the issuance of bonds with                        ISSUER          YES          FOR               FOR
warrants: authorize the Board to complete the
specific matters of the proposed issuance

PROPOSAL #2.: Approve the resolution relating to the                       ISSUER          YES          FOR               FOR
feasibility of the project to be invested with the
proceeds from the proposed issuance

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANHUI EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y01374100
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the working report of the Board                      ISSUER          YES          FOR               FOR
 of Directors of the Company [the 'Board of
Directors'] for the year 2008

PROPOSAL #2.: Approve the working report of the                            ISSUER          YES          FOR               FOR
Supervisory Committee of the Company [the
'Supervisory Committee'] for the year 2008

PROPOSAL #3.: Approve the audited financial report                         ISSUER          YES          FOR               FOR
for the year 2008

PROPOSAL #4.: Approve the profit appropriation                             ISSUER          YES          FOR               FOR
proposal for the year 2008

PROPOSAL #5.: Appoint the Auditors for the year 2009                       ISSUER          YES          FOR               FOR
and authorize the Board of Directors in determining
their remuneration

PROPOSAL #6.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
of the Members of the Board of Directors and the
Supervisory Committee, authorize the Board of
Directors to decide on the terms of the service
contracts of the Directors and Supervisors

PROPOSAL #7.: Grant a general mandate to the Board of                      ISSUER          YES          FOR               FOR
 Directors of the Company to select between the
issuance of the Corporate bonds or the issuance of
the bonds with warrant as the way of re-financing

PROPOSAL #S.1: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

PROPOSAL #S.2: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, Subject to this resolution, and in
accordance with the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited
 and the Company Law of the People's Republic of
China [as amended from time to time], to allot or
issue new shares, either separately or concurrently
during the relevant period, and the exercise of the
powers by the Board of Directors to determine the
terms and conditions for the allotment or issue of
new shares including the following terms are hereby
generally and unconditionally: a) class and amount of
 the new shares to be issued; b) the issue price of
new shares; c) The starting and closing dates for the
 issue; d) class and amount of the new shares to be
issued to existing shareholders; and e) to make or
grant offers, agreements and options, which might
require the exercise of such powers; to make or grant
 offers, agreements and options which would or might
be exercised after the end of the relevant period;
the aggregate nominal amount of overseas listed
foreign shares allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to
an option or otherwise] by the Board of Directors
pursuant to this resolution; otherwise than pursuant
to issue of shares by conversion of the statutory
common reserve into capital in accordance with the
Company Law of the People's Republic of China and the
 Articles of the Company, shall not exceed 20% of the
 existing issued overseas listed foreign shares of
the Company on the date when this resolution is
approved; the Board of Directors shall comply with
the Company Law of the People's Republic of China and
 the Rules Governing the Listing of Securities on The
 Stock Exchange of Hong Kong Limited [as amended from
 time to time] and to obtain the approval of the
China Securities Regulatory Committee and other
relevant authority of the People's Republic of China
upon exercising the powers pursuant to this
resolution; for the purpose of this
resolution;[authority expires at earlier of the
conclusion of the next AGM of the Company and the
revocation or variation of the authority given under
this resolution by a special resolution of the
shareholders in general meeting]; subject to the
approval of the relevant authority and in accordance
with the Company Law of the People's Republic of
China, to increase the registered share capital of
the Company to the respective amount upon the
exercising of the powers pursuant to this resolution,
 but the registered share capital shall not exceed
RMB 1,990,332,000; subject to the approval of the
listing of and permission to deal with the H Shares
in the share capital of the Company, which are
intended to be issued by the Company, by the Listing
Committee of the Stock Exchange of Hong Kong Limited,
 and subject to the approval of China Securities
Regulatory Committee to issue the said shares, to
make appropriate and necessary amendments to the
Article 23, Article 24 and Article 27 of the Articles

PROPOSAL #s.3.1: Approve the size of issuance to                           ISSUER          YES          FOR               FOR
issue of corporate bonds of the Company

PROPOSAL #S.3.2: Approve the term of the corporate                         ISSUER          YES          FOR               FOR
bonds to issue of corporate bonds of the Company

PROPOSAL #S.3.3: Approve the interest rate of the                          ISSUER          YES          FOR               FOR
corporate bonds to issue of corporate bonds of the
Company

PROPOSAL #S.3.4: Approve the placing of the corporate                      ISSUER          YES          FOR               FOR
 bonds to the Shareholders to issue of corporate
bonds of the Company

PROPOSAL #S.3.5: Approve the use of the proceeds to                        ISSUER          YES          FOR               FOR
issue of corporate bonds of the Company

PROPOSAL #S.3.6: Approve the validity of this                              ISSUER          YES          FOR               FOR
resolution to issue of corporate bonds of the Company

PROPOSAL #S.3.7: Approve the mandate relating to the                       ISSUER          YES          FOR               FOR
issue of the corporate bonds to issue of corporate
bonds of the Company

PROPOSAL #S.3.8: Approve the measures against failure                      ISSUER          YES          FOR               FOR
 to repay the principal and interests of the
corporate bonds to issue of corporate bonds of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANSELL LTD
  TICKER:                N/A             CUSIP:     Q04020105
  MEETING DATE:          11/7/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the reports of the Directors and the Auditor of the
Company for the YE 30 JUN 2008

PROPOSAL #2.: Receive and adopt the remuneration                           ISSUER          YES          FOR               FOR
report for the YE 30 JUN 2008

PROPOSAL #3.A: Re-elect Mr. Glenn L.L. Barnes as a                         ISSUER          YES          FOR               FOR
Director, who retires in accordance with Rule 33(c)
of the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. L. Dale Crandall as a                          ISSUER          YES          FOR               FOR
Director, who retires in accordance with Rule 33(c)
of the Company's Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANTA SPORTS PRODS LTD
  TICKER:                N/A             CUSIP:     G04011105
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements of the Company and
its subsidiaries and the reports of the Directors and
 the Auditor of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend in respect of                       ISSUER          YES          FOR               FOR
the YE 31 DEC 2008

PROPOSAL #3.: Declare a special dividend in respect                        ISSUER          YES          FOR               FOR
of the YE 31 DEC 2008

PROPOSAL #4.: Re-elect Mr. Ding Shijia as an                               ISSUER          YES          FOR               FOR
Executive Director of the Company and authorize the
Board of Directors of the Company to fix his

PROPOSAL #5.: Re-elect Mr. Lai Shixian as an                               ISSUER          YES          FOR               FOR
Executive Director of the Company and authorize the
Board of Directors of the Company to fix his

PROPOSAL #6.: Re-elect Mr. Yeung Chi Tat as an                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company and
 authorize the Board of Directors of the Company to
fix his remuneration

PROPOSAL #7.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company to fix the remuneration of the Company's
Directors

PROPOSAL #8.: Re-appoint KPMG as the Company's                             ISSUER          YES          FOR               FOR
Auditor and authorize the Board of Directors of the
Company to fix their remuneration

PROPOSAL #9.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this Resolution, pursuant to The Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited [the Listing Rules], to
 allot, issue and deal with the unissued shares
[each, a Share] of HKD 0.10 each in the capital of
the Company and make or grant offers, agreements and
options during and after the relevant period, not
exceeding the aggregate of 20% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of the passing of this
resolution; and [if the Directors of the Company are
so authorized by a separate ordinary resolution of
the shareholders of the Company] the aggregate
nominal value of any share capital of the Company
repurchased by the Company subsequent to the passing
of this Resolution [up to a maximum equivalent to 10%
 of the aggregate nominal value of the share capital
of the Company in issue as at the date of the passing
 of this Resolution], otherwise than pursuant to: i)
a Rights Issue [specified]; or ii) the exercise of
any options granted under all share option schemes of
 the Company adopted from time to time in accordance
with the Listing Rules; or iii) any scrip dividend or
 similar arrangements providing for the allotment and
 issue of Shares in lieu of the whole or part of a
dividend on Shares in accordance with the Articles of
 Association of the Company in force from time to
time; or iv) any issue of Shares upon the exercise of
 rights of subscription or conversion under the terms
 of any warrants of the Company or any securities
which are convertible into Shares; and [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or the
applicable laws of the Cayman Islands to be held]

PROPOSAL #10.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to this Resolution, to repurchase
[or agree to repurchase] shares [each, a Share] of
HKD 0.10 each in the capital of the Company on the
Stock Exchange, or any other stock exchange on which
the Shares may be listed and recognized by the
Securities and Futures Commission of Hong Kong and
the Stock Exchange for such purpose, and otherwise in
 accordance with the rules and regulations of the
Securities and Futures Commission of Hong Kong, the
Stock Exchange, the Companies Law, Chapter 22 [Law 3
of 1961, as consolidated and revised] of the Cayman
Islands and all other applicable Laws in this regard,
 the aggregate nominal amount of shares which may be
repurchased or agreed to be repurchased by the
Company pursuant to this Resolution, during the
relevant period, shall not exceed 10% of the
aggregate nominal value of the share capital of the
Company as at the date of the passing of this
Resolution and the authority pursuant to this
Resolution shall be limited accordingly; and
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or the applicable laws of the Cayman Islands

PROPOSAL #11.: Approve, conditional on the passing of                      ISSUER          YES        AGAINST           AGAINST
 resolutions numbered 9 and 10 above, the general
mandate granted to the Directors of the Company
pursuant to Resolution numbered 9 and extended by the
 addition to the aggregate nominal value of the
shares which may be allotted or agreed conditionally
or unconditionally to be allotted by the Directors of
 the Company pursuant to or in accordance with such
general mandate of an amount representing the
aggregate nominal value of the share capital of the
Company repurchased or agreed to be repurchased by
the Company pursuant to or in accordance with the
authority granted under this Resolution numbered 10

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ANTOFAGASTA P L C
  TICKER:                N/A             CUSIP:     G0398N128
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the                         ISSUER          YES        AGAINST           AGAINST
Directors' and the Auditors' and the financial
statements for the YE 31 DEC 2008

PROPOSAL #2.: Receive and approve the remuneration                         ISSUER          YES        AGAINST           AGAINST
report for the YE 31 DEC 2008

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. C H Bailey as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. R F Jara as a Director                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Re-elect Mr. G S Menendez as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
the next general meeting at which accounts are laid
before the Company and authorize the Directors to fix
 their remuneration

PROPOSAL #8.: Authorize the capital of the Company be                      ISSUER          YES          FOR               FOR
 increased from GBP 67,000,000 to GBP 85,000,000 by
the creation of 360,000,000 ordinary shares of 5p each

PROPOSAL #9.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to allot relevant securities [as specified in the
Companies Act 1985] up to an aggregate nominal amount
 of GBP 16,430,945; and relevant securities
comprising equity securities [as specified in the
Companies Act 1985] up to an aggregate nominal amount
 of GBP 32,861,890 [such amount to be reduced by the
aggregate nominal amount of relevant securities
issued under Paragraph [A] of this resolution in
connection with an offer by way of a rights issue:
[i] to ordinary shareholders in proportion [as nearly
 as may be practicable] to their existing holdings;
and [ii] to holders of other equity securities as
required by the rights of those securities or,
subject to such rights, as the Directors otherwise
consider necessary, and so that the Directors' may
impose any limits or restrictions and make any
arrangements which they consider necessary or
appropriate to deal with treasury shares, fractional
entitlements, record dates, legal, regulatory or
practical problems in, or under the laws of, any
territory or any other matter, such authorities to
apply until the end of the Company's next AGM to be
held in 2010 [or, if earlier, until the close of
business on 30 JUN 2010] but, in each case, so that
the Company may make offers and enter into agreements
 before the authority expires which would, or might,
require relevant securities to be allotted after the
authority expires and the Directors may allot
relevant securities under any such offer or agreement

PROPOSAL #S.10: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
equity securities [as specified in the Companies Act
1985] for cash pursuant to the authority granted by
Resolution 9 and where the allotment constitutes an
allotment of equity securities by virtue of Section
94[3A] of the Companies Act 1985, in each case free
of the restriction in Section 89[1] of the Companies
Act 1985, such power to be limited: [A] to the
allotment of equity securities in connection with an
offer of equity securities [but in the case of
allotment pursuant to the authority granted by
Paragraph [B] of Resolution 9, such power shall be
limited to the allot of equity securities in
connection with an offer by way of a rights issue
only]: [i] to ordinary shareholders in proportion [as
 nearly as may be practicable] to their existing
holdings; [ii] to holders of other equity securities,
 as required by the rights of those securities or
subject to such rights, as the Directors otherwise
consider necessary, and so that the Directors may
impose any limits or restrictions and make any
arrangements which they consider necessary or
appropriate to deal with treasury shares, fractional
entitlements. record dates, legal; regulatory or
practical problems in, or under the laws of, any
territory or any other matter; and [B] to the
allotment of equity securities pursuant to the
authority granted by Paragraph [A] of Resolution 9
and/or an allotment which constitutes an allotment of
 equity securities by virtue of Section 94[3A] of
Companies Act 1985 [in each case otherwise than in
the circumstances set out in Paragraph [A] of this
Resolution 10] up to a nominal amount of GBP
2,464,641; such power to apply until the end of the
Company's next AGM to be held in 2010 [or, if
earlier, until the close of business on 30 JUN 2010]
but so that the Company, may make offers and enter
into agreements before the power expires which would,
 or might, require equity securities to be allotted
after the power expires and the Directors may allot
equity securities under any such offer or agreement

PROPOSAL #S.11: Authorize the Company to make one or                       ISSUER          YES          FOR               FOR
more market purchases [within the meaning of Section
163[3] of the Companies Act 1985] of ordinary shares
of 5p in the capital of the Company [Ordinary Shares]
 provided that: the maximum aggregate number of
Ordinary Shares authorized to be purchased is
98,585,669 [representing 10% of the issued ordinary
share capital of the Company]; the minimum price
which may be paid for an Ordinary Share is 5p; the
maximum price which may be paid for an Ordinary Share
 is an amount equal to 105% of the average of the
middle market quotations for an Ordinary Share as
derived from The London Stock Exchange Daily Official
 List for the 5 business days immediately preceding
the day on which that Ordinary Share is purchased;
[authority expires at the earlier of the conclusion
of the next AGM of the Company to be held in 2010 and
 30 JUN 2010]; and the Company may make a Contract to
 purchase Ordinary Shares under this authority before
 the expiry of the authority which will or may be
executed wholly or partly after the expiry of the
authority, and may make a purchase of Ordinary Shares
 in pursuance of any such Contract

PROPOSAL #S.12: Approve, a general meeting of the                          ISSUER          YES          FOR               FOR
Company other than an AGM may be called on not less
than 14 clear days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AO MOSENERGO
  TICKER:                N/A             CUSIP:     X55075109
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report as of FY 2008                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the annual accounting report,                        ISSUER          YES          FOR               FOR
profit and losses report as of FY 2008

PROPOSAL #3.: Approve the distribution of profit and                       ISSUER          YES          FOR               FOR
losses, non payment of dividends as of 2008 FY

PROPOSAL #4.: Approve the Auditor                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect the Audit Commission                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Elect the Board of Directors                                 ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the remuneration and                                 ISSUER          YES          FOR               FOR
compensation to be paid to the Members of the Board
of Directors

PROPOSAL #8.: Approve the remuneration and                                 ISSUER          YES          FOR               FOR
compensation to be paid to the Members of the Audit
Commission

PROPOSAL #9.: Approve the new edition of the Charter                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #10.: Approve the new edition of the                              ISSUER          YES          FOR               FOR
provision on the order of the General Shareholders
Meeting

PROPOSAL #11.: Approve the new edition of the                              ISSUER          YES          FOR               FOR
provision on the order of the Board of Directors

PROPOSAL #12.: Approve the new edition of the                              ISSUER          YES        AGAINST           AGAINST
provision on the order of the Management Board

PROPOSAL #13.: Approve the new edition of the                              ISSUER          YES          FOR               FOR
provision on the order of the General Director

PROPOSAL #14.: Approve the new edition of the                              ISSUER          YES          FOR               FOR
provision on remuneration and compensation to be paid
 to the Members of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AOYAMA TRADING CO.,LTD.
  TICKER:                N/A             CUSIP:     J01722107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Authorize Use of Stock Options                                ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AOZORA BANK,LTD.
  TICKER:                N/A             CUSIP:     J0172K107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390166
  MEETING DATE:          8/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, subject to                           ISSUER          YES        ABSTAIN           AGAINST
ordinary Resolution 1 being duly passed and as
envisaged in Section 38(2A) of the Companies Act, 61
of 1973, to grants a loan to the Apexhi Charitable
Trust subscribe for 20 million Apexhi A, 20 million
Apexhi B and 20 million Apexhi C units as specified

PROPOSAL #O.1: Approve to issue 20 million Apexhi A,                       ISSUER          YES        ABSTAIN           AGAINST
20 million Apexhi B and 20 million Apexhi C units to
the Apexhi Charitable Trust at ZAR 32.13 per combined
 Apexhi A, B and C unit

PROPOSAL #O.2: Authorize any of the Directors or the                       ISSUER          YES        ABSTAIN           AGAINST
Company secretary of the Company to do all things and
 sign all documents required to give effect to the
resolution as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390166
  MEETING DATE:          8/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company to issue 20                            ISSUER          YES        ABSTAIN           AGAINST
million Apexhi A, 20 million ApexHi B and 20 million
Apexhi C units to the Apexhi Charitable Trust at ZAR
32,13 per combined Apexhi A, B and C unit

PROPOSAL #2.: Authorize any of the Directors or the                        ISSUER          YES        ABSTAIN           AGAINST
Company Secretary of the Company to do all things and
 sign all documents required to give effect to the
resolutions set out above

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390166
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and approve the annual                              ISSUER          YES        ABSTAIN           AGAINST
financial statements of the Company for the YE 30 JUN
 2008, together with the reports of the Directors and
 the Auditors thereon

PROPOSAL #O.2.a: Re-elect Mr. G.G.L. Leissner as a                         ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation in terms of Article
 14.1 of the Company's Articles of Association

PROPOSAL #O.2.b: Re-elect Ms. A. Rehman as a                               ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation in terms of Article
 14.1 of the Company's Articles of Association

PROPOSAL #O.2.c: Re-elect Mr. M. Wainer as a                               ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation in terms of Article
 14.1 of the Company's Articles of Association

PROPOSAL #O.3: Authorize the Directors to determine                        ISSUER          YES        ABSTAIN           AGAINST
the remuneration of the Auditors for the YE 30 JUN

PROPOSAL #O.4: Approve the payment of remuneration to                      ISSUER          YES        ABSTAIN           AGAINST
 the Non-Executive Directors as specified

PROPOSAL #O.5: Approve to place 13,229,605 of the                          ISSUER          YES        ABSTAIN           AGAINST
authorized but unissued shares of the Company
[representing 5% of the issued shares of the Company]
 under the control of the Directors of the Company,
which Directors are, subject to the Rules and
Regulations of the JSE Limited [JSE] and the
provisions of Sections 221 and 222 of the Companies
Act [Act 61 of 1973], as amended, authorized to allot
 and issue any such linked units at such time or
times, to such person or persons, Company or
Companies and upon such terms and conditions as they
may determine, [Authority expires until the next AGM

PROPOSAL #6.S.1: Authorize the Directors, pursuant                         ISSUER          YES        ABSTAIN           AGAINST
inter alia to the Company's Articles of Association,
for the Company to acquire A, B and C units of the
Company, subject to the Listings Requirements of the
JSE Limited [JSE] on the following basis: i) the
acquisition of A, B and C units must be effected
through the order book operated by the JSE trading
system and done without any prior arrangement between
 the Company and the counterparty; ii) the Company
may only appoint one agent to effect repurchases on
its behalf; iii) the number of A, B and C units which
 may be acquired pursuant to this authority in any FY
 (which commenced 01 JUL 2008) may not in the
aggregate exceed 20% of the Company's share capital,
as at the date of this notice of general meeting; iv)
 repurchases of A, B and C units may not be made at a
 price more than 10% above the weighted average of
the market value on the JSE of the A, B and C units
in question for the 5 business days immediately
preceding the repurchase; v) repurchases may not take
 place during a prohibited period [as defined in the
JSE Listings Requirements]; vi) repurchases may only
take place if, after such repurchase, the unit holder
 spread of the Company still complies with the JSE
Listings Requirements; vii) after the Company has
acquired A, B and C units which constitute, on a
cumulative basis, 3% of the number of A, B and C
units in issue [at the time that authority from unit
holders for the repurchase is granted], the Company
shall publish an announcement to such effect, or any
other announcements that may be required in such
regard in terms of the JSE Listings Requirements
which may be applicable from time to time; and viii)
the Company's sponsor shall, prior to the Company
entering the market to proceed with a repurchase of
A, B and C units, confirm in writing to the JSE, the
adequacy of the Company's working capital for the
purposes of undertaking the repurchase of A, B and C
units; [Authority expires at the next AGM of the
Company, unless it is then renewed, and provided that
 this authority shall not extend beyond 15 months]

PROPOSAL #7.S.2: Amend the Article 38.6 of the                             ISSUER          YES        ABSTAIN           AGAINST
Company's Articles of Association

PROPOSAL #O.8: Authorize any Director of the Company                       ISSUER          YES        ABSTAIN           AGAINST
or the Company Secretary on behalf of the Company to
sign any documents and do all such things as may be
necessary for or incidental to the implementation of
the above ordinary and special resolutions which are
passed by the unit holders in accordance with and
subject to the terms thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390166
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without modification                         ISSUER          YES        ABSTAIN           AGAINST
the proposed scheme of arrangement between the
applicant and its shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390166
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to allot and issue so many A B and C ordinary shares
 in the Company [each such issued ordinary share to
be linked to one unsecured subordinated variable rate
 debenture in the capital of the Company having a
nominal value of 0.0073 cents. 0.0067 cents and 0.006
 cents respectively] as is required to settle the
consideration due in respect of the acquisition by
the Company if all of the issued linked units in
Ambit Properties Limited [Ambit] pursuant to a Scheme
 of arrangement in terms of Section 311 of the
Companies Act, 1961 of 1973 [the Act] between Ambit
and its linked unit holders

PROPOSAL #O.2: Approve, for the purpose of Rule 19 of                      ISSUER          YES          FOR               FOR
 the Securities Regulation Panel Code on Takeovers
and Mergers: the proposed acquisition by the Company
of 100% of the linked units in Ambit pursuant to a
scheme of arrangement in terms in Section 311 of the
Act proposed by ApexiHi between the Ambit Linked unit
 holders [the Scheme] and the allotment and issue of
ApexHi Linked units to Ambit Linked unit holders as
consideration for the acquisition of their Ambit
Linked units in terms of the Scheme

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390166
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the issue of linked units                            ISSUER          YES          FOR               FOR

PROPOSAL #2.: Grant authority in terms of Rule 19 of                       ISSUER          YES          FOR               FOR
Code

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390174
  MEETING DATE:          8/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, subject to                           ISSUER          YES        ABSTAIN           AGAINST
ordinary Resolution 1 being duly passed and as
envisaged in Section 38(2A) of the Companies Act, 61
of 1973, to grants a loan to the Apexhi Charitable
Trust subscribe for 20 million Apexhi A, 20 million
Apexhi B and 20 million Apexhi C units as specified

PROPOSAL #O.1: Approve to issue 20 million Apexhi A,                       ISSUER          YES        ABSTAIN           AGAINST
20 million Apexhi B and 20 million Apexhi C units to
the Apexhi Charitable Trust at ZAR 32.13 per combined
 Apexhi A, B and C unit

PROPOSAL #O.2: Authorize any of the Directors or the                       ISSUER          YES        ABSTAIN           AGAINST
Company secretary of the Company to do all things and
 sign all documents required to give effect to the
resolution as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390174
  MEETING DATE:          8/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the unit issue                                       ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #2.: Authorize the Directors                                      ISSUER          YES        ABSTAIN           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390174
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and approve the annual                              ISSUER          YES        ABSTAIN           AGAINST
financial statements of the Company for the YE 30 JUN
 2008, together with the reports of the Directors and
 the Auditors thereon

PROPOSAL #O.2.a: Re-elect Mr. G.G.L. Leissner as a                         ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation in terms of Article
 14.1 of the Company's Articles of Association

PROPOSAL #O.2.b: Re-elect Ms. A. Rehman as a                               ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation in terms of Article
 14.1 of the Company's Articles of Association

PROPOSAL #O.2.c: Re-elect Mr. M. Wainer as a                               ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation in terms of Article
 14.1 of the Company's Articles of Association

PROPOSAL #O.3: Authorize the Directors to determine                        ISSUER          YES        ABSTAIN           AGAINST
the remuneration of the Auditors for the YE 30 JUN

PROPOSAL #O.4: Approve the payment of remuneration to                      ISSUER          YES        ABSTAIN           AGAINST
 the Non-Executive Directors as specified

PROPOSAL #O.5: Approve to place 13,229,605 of the                          ISSUER          YES        ABSTAIN           AGAINST
authorized but unissued shares of the Company
[representing 5% of the issued shares of the Company]
 under the control of the Directors of the Company,
which Directors are, subject to the Rules and
Regulations of the JSE Limited [JSE] and the
provisions of Sections 221 and 222 of the Companies
Act [Act 61 of 1973], as amended, authorized to allot
 and issue any such linked units at such time or
times, to such person or persons, Company or
Companies and upon such terms and conditions as they
may determine, [Authority expires until the next AGM

PROPOSAL #6.S.1: Authorize the Directors, pursuant                         ISSUER          YES        ABSTAIN           AGAINST
inter alia to the Company's Articles of Association,
for the Company to acquire A, B and C units of the
Company, subject to the Listings Requirements of the
JSE Limited [JSE] on the following basis: i) the
acquisition of A, B and C units must be effected
through the order book operated by the JSE trading
system and done without any prior arrangement between
 the Company and the counterparty; ii) the Company
may only appoint one agent to effect repurchases on
its behalf; iii) the number of A, B and C units which
 may be acquired pursuant to this authority in any FY
 (which commenced 01 JUL 2008) may not in the
aggregate exceed 20% of the Company's share capital,
as at the date of this notice of general meeting; iv)
 repurchases of A, B and C units may not be made at a
 price more than 10% above the weighted average of
the market value on the JSE of the A, B and C units
in question for the 5 business days immediately
preceding the repurchase; v) repurchases may not take
 place during a prohibited period [as defined in the
JSE Listings Requirements]; vi) repurchases may only
take place if, after such repurchase, the unit holder
 spread of the Company still complies with the JSE
Listings Requirements; vii) after the Company has
acquired A, B and C units which constitute, on a
cumulative basis, 3% of the number of A, B and C
units in issue [at the time that authority from unit
holders for the repurchase is granted], the Company
shall publish an announcement to such effect, or any
other announcements that may be required in such
regard in terms of the JSE Listings Requirements
which may be applicable from time to time; and viii)
the Company's sponsor shall, prior to the Company
entering the market to proceed with a repurchase of
A, B and C units, confirm in writing to the JSE, the
adequacy of the Company's working capital for the
purposes of undertaking the repurchase of A, B and C
units; [Authority expires at the next AGM of the
Company, unless it is then renewed, and provided that
 this authority shall not extend beyond 15 months]

PROPOSAL #7.S.2: Amend the Article 38.6 of the                             ISSUER          YES        ABSTAIN           AGAINST
Company's Articles of Association

PROPOSAL #O.8: Authorize any Director of the Company                       ISSUER          YES        ABSTAIN           AGAINST
or the Company Secretary on behalf of the Company to
sign any documents and do all such things as may be
necessary for or incidental to the implementation of
the above ordinary and special resolutions which are
passed by the unit holders in accordance with and
subject to the terms thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390174
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without modification                         ISSUER          YES        ABSTAIN           AGAINST
the proposed scheme of arrangement between the
applicant and its shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390174
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the allotment and issue by the                      ISSUER          YES          FOR               FOR
 Directors of the Company of so many 'A', 'B' and 'C'
 ordinary shares in the Company [each such issued
ordinary share to be linked to one unsecured
subordinated variable rate debenture in the capital
of the Company] as is required to settle the
consideration due in respect of the acquisition by
the Company of all of the issued linked units in
Ambit Properties Limited [Ambit] pursuant to a scheme
 of arrangement in terms of Sections 311 of the
Companies Act 61 of 1973 between Ambit and its linked

PROPOSAL #2.: Approve, for the purposes of Rule 19 of                      ISSUER          YES          FOR               FOR
 the Securities Regulation Panel Code on Takeovers
and Mergers: the proposed acquisition of 100% of the
linked units in Ambit pursuant to a scheme of
arrangements in terms of section 311 of the Act
proposed by ApexHi between Ambit and the Ambit linked
 Unitholders [the Scheme], the allotment and issue of
 ApexHi linked units to Ambit linked Unitholders as
consideration for the acquisition of their Ambit
linked units in terms of the scheme

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APEXHI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S05390174
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the issue of linked units                            ISSUER          YES          FOR               FOR

PROPOSAL #2.: Grant Authority to the terms of Rule 19                      ISSUER          YES          FOR               FOR
 of code

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                APN NEWS & MEDIA LTD
  TICKER:                N/A             CUSIP:     Q1076J107
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors' report and the Independent Audit report
for the YE 31 DEC 2008

PROPOSAL #2.A: Re-elect Mr. P. M. Cosgrove as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. P. P. Cody as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation in accordance with the
Company's Constitution

PROPOSAL #2.C: Re-elect Mr. D. J. Buggy as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #2.D: Re-elect Mr. V. C. Crowley as a                             ISSUER          YES        AGAINST           AGAINST
Director of the Company on 05 MAR 2009, retires by
rotation in accordance with the Company's
Constitution and the ASX Listing Rules

PROPOSAL #3.: Adopt the Company's remuneration report                      ISSUER          YES          FOR               FOR
 for the YE 31 DEC 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCANDOR AG, ESSEN
  TICKER:                N/A             CUSIP:     D04340101
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the SEP 2008 FY with
 the report of the Supervisory Board, the group
financial statements and group annual report, and the
 report pursuant to Sections 289(4) and 315(4) of the
 German Commercial Code

PROPOSAL #2.: Ratification of the acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #4.: Appointment of BDO, Dusseldorf as the                        ISSUER          YES          FOR               FOR
Auditors for the FY which started on 01 OCT 2008 AND
ends 30 SEP 2009

PROPOSAL #5.a: Elect to the Supervisory Board: Mr.                         ISSUER          YES          FOR               FOR
Friedrich Carl Janssen

PROPOSAL #5.b: Elect to the Supervisory Board: Dr.                         ISSUER          YES          FOR               FOR
Hans-Jochem lueer

PROPOSAL #6.: Approval of the profit transfer                              ISSUER          YES          FOR               FOR
agreement with the Company's wholly-owned subsidiary,
 Jung Gmbh, effective for a period of at least 5 years

PROPOSAL #7.: Authorization to acquire and dispose of                      ISSUER          YES          FOR               FOR
 own shares the Board of Managing Directors shall be
authorized to acquire shares of the Company of up to
10% of its share capital, at prices not deviating
more than 10% from the market price, on or before 17
SEP 2010, the Board of Managing Directors may dispose
 of the shares on the Stock Exchange or by way of a
rights offering, or sell the shares in a manner other
 than that mentioned above if the shares are sold at
a price not materially below their market price, as
well as use the shares for acquisition purposes or
for the fulfillment of option and/or conversion
rights, and retire the shares

PROPOSAL #8.: Resolution on the creation of                                ISSUER          YES        AGAINST           AGAINST
authorized capital and the corresponding amendment to
 the Articles of Association the existing authorized
capital shall be revoked, the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to increase the share capital
by up to EUR 150,000,000 through the issue of new
bearer no-par shares against contributions in cash
and/or kind, on or before 17 MAR 2014, authorized
capital i) shareholders shall be granted
subscriptions rights except for the granting of such
rights to holders of convertible and/or option
rights, for a capital increase of up to 10% of the
share capital against contributions in cash if the
shares are issued at a price not materially below
their market price, and for the issue of shares

PROPOSAL #9.: Resolution on the creation of                                ISSUER          YES          FOR               FOR
authorized capital and the corresponding amendment to
 the Articles of Association the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to increase the share capital
by up to EUR 4,000,000 through the issue of new
bearer no-par shares to employees of the Company and
its affiliates against contributions in cash, on or
before 17 MAR 2014, (Authorized capital iii)
shareholders' subscription rights shall be excluded

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCELIK AS, ISTANBUL
  TICKER:                N/A             CUSIP:     M1490L104
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and election of the                                  ISSUER          NO           N/A               N/A
Presidential Board

PROPOSAL #2.: Approve the activities and accounts of                       ISSUER          NO           N/A               N/A
2008, the reading and deliberation of the Board of
Directors and Auditors reports, the brief Independent
 auditing report by the Independent auditing Company,
 namely basaran nas bagimsiz denetim ve serbest
muhasebeci mali musavirlik A.S. a Member of
PricewaterhouseCoopers the acceptance, acceptance
through modification or rejection of the
recommendation by the Board of Directors concerning
the balance sheet and income table for 2008

PROPOSAL #3.: Approve the Members of the Board of                          ISSUER          NO           N/A               N/A
Directors and the Auditors for the Company's
activities in 2008

PROPOSAL #4.: Approve the profit distribution policy                       ISSUER          NO           N/A               N/A
according to the Corporate Governance Principles

PROPOSAL #5.: Approve the acceptance, acceptance                           ISSUER          NO           N/A               N/A
through modification or rejection of the
recommendation by the Board of Directors concerning
the profit distribution

PROPOSAL #6.: Elect the new Board Members and                              ISSUER          NO           N/A               N/A
determining their number who will analyze activities
and Audit accounts of 2009 until the OGM

PROPOSAL #7.: Re-elect or change of Auditors who will                      ISSUER          NO           N/A               N/A
 analyze activities and Audit accounts of 2009 until
the OGM

PROPOSAL #8.: Approve the determination of monthly                         ISSUER          NO           N/A               N/A
gross salaries the Chairman, Board Members and

PROPOSAL #9.: Approve the donations and contributions                      ISSUER          NO           N/A               N/A
 to foundations and organizations

PROPOSAL #10.: Approve the Company disclosure policy                       ISSUER          NO           N/A               N/A

PROPOSAL #11.: Amend the Company Article 11 about                          ISSUER          NO           N/A               N/A
establishment, Article 14 about governance and
presentation, Article 16 about salaries, Article 22
about establishment, Article 25 about announcements
and Article 32 about Presidential Board

PROPOSAL #12.: Authorize Board Members according to                        ISSUER          NO           N/A               N/A
the Articles 334 and 335 of the Turkish Commercial

PROPOSAL #13.: Grant authority to the Chairmanship to                      ISSUER          NO           N/A               N/A
 sign the minutes of the meeting

PROPOSAL #14.: Wishes                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCELORMITTAL SA LUXEMBOURG
  TICKER:                N/A             CUSIP:     L0302D129
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the decision to (i) renew for a                      ISSUER          NO           N/A               N/A
 5-year period the authorized share capital of EUR
7,082,460,000 represented by 1,617,000,000 shares
without nominal value, compared to the Company's
issued share capital of EUR 6,345,859,399.86
represented by 1,448,826,347 shares without nominal
value, representing a potential maximum increase in
the Company's issued share capital of 168,173,653 new
 shares, and (ii) authorize the Board of Directors of
 the Company to issue, within the limit of such
authorized share capital, new shares for various
types of transactions and to amend Article 5.5 of the
 Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCELORMITTAL SA LUXEMBOURG
  TICKER:                N/A             CUSIP:     L0302D129
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Management report of the                         ISSUER          NO           N/A               N/A
Board of Directors and the report of the Independent
Company Auditor, approves the consolidated financial
statements for the FY 2008 in their entirety, with a
resulting consolidated net income of EUR 10,439
millions

PROPOSAL #2.: Receive the management report of the                         ISSUER          NO           N/A               N/A
Board of Directors and the report of the Independent
Company Auditor, approves the Parent Company Annual
Accounts for the FY 2008 in their entirety, with a
resulting profit for Arcelor Mittal as Parent Company
 of the Arcelor Mittal group of EUR 19,093,961,939
[established in accordance with the laws and
regulations of the Grand-Duchy of Luxembourg, as
compared to the consolidated net income of EUR 10,439
 millions established in accordance with
International Financial Reporting Standards as
adopted in the European Union, the subject of the

PROPOSAL #3.: Acknowledge the results to be allocated                      ISSUER          NO           N/A               N/A
 and distributed amount to EUR 28,134,244,719, from
which EUR 105,278,200 must be allocated to the legal
reserve and EUR 395,657,429 must be allocated to the
reserve for shares held in treasury

PROPOSAL #4.: Approve to allocate the results of the                       ISSUER          NO           N/A               N/A
Company based on the Parent Company Annual Accounts
for the FY 2008 as specified, dividends are paid in
equal quarterly installments of EUR 0.1875 [gross]
per share, a first installment of dividend of EUR
0.1875 [gross] per share has been paid on 16 MAR 2009

PROPOSAL #5.: Approve to set the amount of annual                          ISSUER          NO           N/A               N/A
Directors compensation and attendance fees to be
allocated to the Members of the Board of Directors at
 USD 2,870,634

PROPOSAL #6.: Grant discharge to the Directors for FY                      ISSUER          NO           N/A               N/A
 2008

PROPOSAL #7.: Acknowledge the end of mandate for                           ISSUER          NO           N/A               N/A
Messrs. Michel Marti;  Sergio Silva de Freitas;
Wilbur L. Ross; Narayanan Vaghul; Francois Pinault;
and Jean-Pierre Hansen

PROPOSAL #8.: Re-elect Mr. Narayanan Vaghul, residing                      ISSUER          NO           N/A               N/A
 at 63 First Main Road Flat no. 3, R A Puram,
Chennai, India, for a three-year mandate, in
accordance with Article 8.3 of the Company's Articles
 of Association, which mandate shall terminate on the
 date of the general meeting of shareholders to be

PROPOSAL #9.: Re-elect Mr. Wilbur L. Ross, residing                        ISSUER          NO           N/A               N/A
at 328 El Vedado Road, Palm Beach, Florida 33480-
4736, United States of America, for a three-year
mandate, in accordance with Article 8.3 of the
Company's Articles of Association, which mandate
shall terminate on the date of the general meeting of
 shareholders to be held in 2012

PROPOSAL #10.: Re-elect Mr. Francois Pinault,                              ISSUER          NO           N/A               N/A
residing at 48, rue de Bourgogne, 75007 Paris,
France, for a three-year mandate, in accordance with
Article 8.3 of the Company's Articles of Association,
 which mandate shall terminate on the date of the
general meeting of shareholders to be held in 2012

PROPOSAL #11.: Approve to cancel with effect as of                         ISSUER          NO           N/A               N/A
this General Meeting the authorization granted to the
 Board of Directors by the general meeting of
shareholders held on 13 MAY 2008 with respect to the
share buy-back programme and decides to authorize,
effective immediately after this General Meeting, the
 Board of Directors of the Company, with option to
delegate, and the corporate bodies of the other
companies in the Arcelor Mittal group referred to in
Article 49bis of the Luxembourg law of 10 AUG 1915 on
 commercial companies, as amended [the Law], to
acquire and sell shares in the Company in accordance
with the Law and for all purposes authorized or which
 may come to be authorized by the laws and
regulations in force, including but not limited to
entering into off-market and over-the-counter
transactions and to acquire shares in the Company
through derivative financial instruments. Euro next
markets of Amsterdam, Paris, and Brussels -
Luxembourg Stock Exchange - Spanish stock exchanges
of Barcelona, Bilbao, Madrid and Valencia In
accordance with the laws transposing Directive
2003/6/EC of 28 January 2003 and EC Regulation
2273/2003 of 22 December 2003, acquisitions,
disposals, exchanges, contributions and transfers of
shares may be carried out by all means, on or off the
 market, including by a public offer to buy back
shares or by the use of derivatives or option
strategies. The fraction of the capital acquired or
transferred in the form of a block of shares may
amount to the entire program. Such transactions may
be carried out at any time, including during a tender
 offer period, in accordance with applicable laws and
 regulations. New York Stock Exchange Any share buy-
backs on the New York Stock Exchange should be
performed in compliance with Section 10[b] of the
Securities Exchange Act of 1934, as amended [the
Exchange Act], Rule 10b-5 promulgated there under,
and Section 9[a][2] of the Exchange Act. The
authorization is valid for a period of eighteen [18]
months or until the date of its renewal by a
resolution of the general meeting of shareholders if
such renewal date is prior to such period. The
maximum number of shares that can be acquired is the
maximum allowed by the Law in such a manner that the
accounting par value of the Company's shares held by
the Company [or other ArcelorMittal group companies
referred to in Article 49bis of the Law] may not in
any event exceed 10% of its subscribed share capital.
 The purchase price per share to be paid in cash
shall not represent more than 125% of the trading
price of the shares on the New York Stock Exchange
and on the Euro next European markets on which the
Company is listed, the Luxembourg Stock Exchange or
the Spanish stock exchanges of Barcelona, Bilbo,
Madrid and Valencia, depending on the market on which
 the purchases are made, and no less than one Euro.
For off-market transactions, the maximum purchase
price shall be 125% of the price on the Euro next
European markets where the Company is listed. The

PROPOSAL #12.: Appoint Deloitte S.A., with registered                      ISSUER          NO           N/A               N/A
 office at 560, rue de Neudorf, L-2220 Luxembourg,
G.D. Luxembourg, as independent Company Auditor for
the purposes of an Independent Audit of the Parent
Company Annual Accounts and the Consolidated
Financial Statements for the financial year 2009

PROPOSAL #13.: Authorize the Board of Directors to:                        ISSUER          NO           N/A               N/A
[a] implement the payment of bonuses in relation to
financial years 2008 and 2009 to eligible employees
of the Company partly in shares of the Company [up to
 40%], with the balance to be paid in cash, provided
that the maximum number of shares allocated to
employees in connection therewith shall not exceed
five million [5,000,000] shares in total, which may
either be newly issued shares or shares held in
treasury; and [b] do or cause to be done all such
further acts and things as the Board of Directors may
 determine to be necessary or advisable in order to
implement the content and purpose of this resolution.
 The General Meeting further acknowledges that the
maximum total number of five million [5,000,000]
shares for this purpose represents less than zero
point four per cent [0.4%] of the Company's current
issued share capital

PROPOSAL #14.: Approve the Long-Term Incentive Plan                        ISSUER          NO           N/A               N/A
2009-2018 which will cover the period from and
including financial year 2009 to and including
financial year 2018 [the LTIP], a copy of which is
available to shareholders on request from the
Company's Investor Relations department whose contact
 details are provided at the end of this convening
notice; [b] delegate to the Board of Directors the
power to issue share options or other equity-based
awards and incentives to all eligible employees under
 the LTIP for a number of Company's shares not
exceeding eight million five hundred thousand
[8,500,000] options on fully paid-up shares, which
may either be newly issued shares or shares held in
treasury, during the period from this General Meeting
 until the general meeting of shareholders to be held
 in 2010 [defined as the Cap], provided, that the
share options will be issued at an exercise price
that shall not be less than the average of the
highest and the lowest trading price on the New York
Stock Exchange on the day immediately prior to the
grant date, which date shall be decided by the Board
of Directors and shall be within the respective
periods specified in the LTIP; [c] delegate to the
Board of Directors the power to decide and implement
any increase in the Cap by the additional number
necessary to preserve the rights of the option
holders in the event of a transaction impacting the
Company's share capital; and [d] do or cause to be
done all such further acts and things as the Board of
 Directors may determine to be necessary or advisable
 in order to implement the content and purpose of
this resolution; the General Meeting further
acknowledges that the Cap represents less than zero
point six per cent [0.6%] of the Company's current
issued share capital on a diluted basis

PROPOSAL #15.: Authorize the Board of Director to                          ISSUER          NO           N/A               N/A
decide the implementation of Employee Share Purchase
Plan 2009 reserved for all or part of the employees
of all or part of the Companies comprised within the
scope of consolidation of consolidated financial
statements for a maximum number of two million five
hundred thousand share; and for the purposes of the
implementation of ESPP 2009, issue new shares within
the limits of the authorized share capital and /or
deliver treasury shares up to a maximum of 2 million
five hundred thousand fully paid-up shares during the
 period from this general meeting to the general
meeting of shareholders to be held in 2010; and do or
 cause to be done all such further acts and things as
 the Board of Directors may determine to be necessary
 or advisable in order to implement the content and
purpose of this resolution; general meeting further
acknowledges that the maximum total number of two
million five hundred thousand shares of the Company
as indicated above for the implementation of the ESPP
 2009 represent less than zero point two percent of
the Company's current issued share capital on a
diluted basis

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCELORMITTAL SA LUXEMBOURG
  TICKER:                N/A             CUSIP:     L0302D129
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the decision to (i) renew for a                      ISSUER          NO           N/A               N/A
 5-year period the authorized share capital of EUR
7,082,460,000 represented by 1,617,000,000 shares
without nominal value, compared to the Company's
issued share capital of EUR 6,345,859,399.86
represented by 1,448,826,347 shares without nominal
value, representing a potential maximum increase in
the Company's issued share capital of 168,173,653 new
 shares, and (ii) authorize the Board of Directors of
 the Company to issue, within the limit of such
authorized share capital, new shares for various
types of transactions and to amend Article 5.5 of the
 Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCELORMITTAL SOUTH AFRICA LIMITED
  TICKER:                N/A             CUSIP:     S05944103
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
the Company and the Group for the YE 31 DEC 2008,
including the Directors' report and the report of the
 Auditors thereon

PROPOSAL #2.A: Re-elect Dr. K. D. K. Mokhele as a                          ISSUER          YES          FOR               FOR
Director in terms of Articles 15.2 and 16.1 of the
Company's Articles of Association, who retire by
rotation

PROPOSAL #2.B: Re-elect Mr. C. P. D. Cornier as a                          ISSUER          YES          FOR               FOR
Director in terms of Articles 15.2 and 16.1 of the
Company's Articles of Association, who retire by
rotation

PROPOSAL #2.C: Re-elect Mr. S. Maheshwari as a                             ISSUER          YES        AGAINST           AGAINST
Director in terms of Articles 15.2 and 16.1 of the
Company's Articles of Association, who retire by
rotation

PROPOSAL #2.D: Re-elect Mr. A. M. H. O. Poupart-                           ISSUER          YES          FOR               FOR
Lafarge as a Director in terms of Articles 15.2 and
16.1 of the Company's Articles of Association, who
retire by rotation

PROPOSAL #2.E: Re-elect Mr. H. J. Verster as a                             ISSUER          YES          FOR               FOR
Director in terms of Articles 15.2 and 16.1 of the
Company's Articles of Association, who retire by
rotation

PROPOSAL #3.: Approve the Non-Executive Directors'                         ISSUER          YES          FOR               FOR
fees for the YE 31 DEC 2008

PROPOSAL #4.: Approve the specified annual fees as                         ISSUER          YES          FOR               FOR
the maximum Non-Executive Directors' fees payable for
 the period 01 MAY 2009 until the next AGM as

PROPOSAL #5.: Appoint Messrs. Deloitte & Touche as                         ISSUER          YES          FOR               FOR
the Company's External Auditors and Mr. Ryan Michael
Duffy as the Audit partner

PROPOSAL #6.: Approve that 5% of the authorized but                        ISSUER          YES          FOR               FOR
unissued share capital of the Company be placed under
 the control of the Directors of the Company, and
authorize the Directors of the Company to allot and
issue all or part thereof, for the purpose of
implementing a group bonus scheme and a share
incentive scheme, on such terms and conditions as
they may deem fit, subject to the provisions of
Sections 221 and 222 of the Companies Act 61 of 1973,
 as amended, the Articles of Association of the
Company and the JSE Limited Listings Requirements;
[Authority expires until the next AGM]

PROPOSAL #S.7: Authorize the Company and/or its                            ISSUER          YES          FOR               FOR
subsidiaries in terms of the authority granted in the
 Articles of Association of the Company and/or any
subsidiary of the Company, to acquire the Company's
own ordinary shares [shares], upon such terms and
conditions and in such amounts as the Directors of
the Company [and, in the case of an acquisition by a
subsidiary[ies], the Directors of the
subsidiary[ies]], may from time to time decide but
subject to the provisions of the Companies Act 61 of
1 973, as amended [the Act] and the JSE Limited [JSE]
 Listings Requirements and any other stock exchange
upon which the shares of the Company may be quoted or
 listed, subject to the specified conditions: that
any repurchases of shares in terms of this authority
be effected through the order book operated by the
JSE trading system and done without any prior
understanding or arrangement between the Company and
the counter-party, such repurchases being effected by
 only 1 appointed agent of the Company at any point
in time, and effected only if after the repurchase
the Company still complies with the minimum spread
requirements stipulated in the JSE Listings
Requirements; that the acquisitions in any 1 FY shall
 be limited to 10% of the issued share capital of the
 Company at the date of this AGM, provided that any
subsidiary[ies] may acquire shares to a maximum of
10% of the issued share capital of the Company at the
 date of this AGM, provided that any subsidiary[ies]
may acquire shares to a maximum of 10% of the
aggregate of the shares in the Company; that any
acquisition of shares in terms of this authority, may
 not be made at a price greater than 10% above the
weighted average market value of the shares over the
5% business days immediately preceding the date on
which the acquisition is effected; the repurchase of
shares may not be effected during a prohibited
period, as defined in the JSE Listings Requirements
unless a repurchase programme is in place, where
dates and quantities of shares to be traded during
the prohibited period are fixed and full details of
the programmee have been disclosed in any
announcement over SENS prior to the commencement of
the prohibited period; and that an announcement
containing full details of such acquisitions of
shares will be published as soon as the Company and/
or its subsidiary[ies] has/have acquired shares
constitution, on a cumulative basis, 3% of the number
 of shares in issue at the date of the general
meeting at which this at which this special
resolution and for each 3% in aggregate of the
initial number acquired thereafter; [Authority
expires until the next AGM of the Company, or for 15

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCELORMITTAL SOUTH AFRICA LIMITED
  TICKER:                N/A             CUSIP:     S05944103
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without modification                         ISSUER          YES          FOR               FOR
the scheme of arrangement between the applicant and
its shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCELORMITTAL SOUTH AFRICA LIMITED
  TICKER:                N/A             CUSIP:     S05944103
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #s.1: Grant authority over the purchase by                        ISSUER          YES          FOR               FOR
the Acquiror of Arcelor mittal shares

PROPOSAL #O.1: Authorize the Directors to implement                        ISSUER          YES          FOR               FOR
all such actions and resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARCELORMITTAL SOUTH AFRICA LIMITED
  TICKER:                N/A             CUSIP:     S05944103
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the scheme in terms of which                         ISSUER          YES          FOR               FOR
the acquiror will acquire in the terms of Section 89
of the Act, by way of the Act, by way of a scheme of
arrangement in terms of section 311 of the Act,
approximately 10% of the number of issued ordinary
shares in Arcelormittal South Africa Limited held by
the shareholders of Arcelormittal South Africa
Limited on a pro rata basis, for a consideration of
ZAR 87.64 for each share required, the aforesaid will
 be achieved by the Acquiror acquiring 9,995% of the
shareholding of each scheme participant [adjusted by
the application of the rounding principle as defined
in the document posted to the shareholders of
Arcelormittal South Africa Limited], it being
recorded that the above percentage has been reduced
to below 10% in order to ensure that the rounding
principle does not result in the aggregate number of
ordinary shares in Arcelormittal South Africa Limited
 being acquired exceeding 10% of the number of issued
 ordinary shares in Arcelormittal South Africa Limited

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARISTOCRAT LEISURE LIMITED
  TICKER:                N/A             CUSIP:     Q0521T108
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Re-elect Mr. William Morris Baker as a                       ISSUER          YES          FOR               FOR
Director of the Company, in accordance with Clause
12.3 of the Constitution of the Company, retires from
 office

PROPOSAL #3.: Re-elect Ms. Sam Pitkin as a Director                        ISSUER          YES          FOR               FOR
of the Company, in accordance with Clause 12.3 of the
 Constitution of the Company, retires form office

PROPOSAL #4.: Elect Dr. Rosalind Vivienne Dubs as a                        ISSUER          YES          FOR               FOR
Director of the Company, in accordance with Clause
12.6 of the Constitution of the Company

PROPOSAL #5.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of ASX Listing Rules 7.1 and 10.14,
to grant 660,622 performance share rights to Mr. J.R.
 Odell, Chief Executive Officer and Managing
Director, pursuant to the Company's Long-Term
Performance Share Plan as specified

PROPOSAL #6.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of ASX Listing Rules 7.1 and 10.14,
to grant 208,503 performance share rights to Mr.
S.C.M. Kelly, Chief Financial Officer and Finance
Director, pursuant to the Company's Long-Term
Performance Share Plan as specified

PROPOSAL #7.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company [included in the Directors' report] for the
YE 31 DEC 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ARKEMA, COLOMBES
  TICKER:                N/A             CUSIP:     F0392W125
  MEETING DATE:          6/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for the                         ISSUER          YES          FOR               FOR
FYE on 31 DEC 2008

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE on 31 DEC 2008

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008

PROPOSAL #O.4: Approve the agreement referred to in                        ISSUER          YES          FOR               FOR
Article L.225-38 of the Commercial Code.

PROPOSAL #O.5: Approve the agreement referred to in                        ISSUER          YES        AGAINST           AGAINST
Article L.225-42-1 of the Commercial Code

PROPOSAL #O.6: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
operate on the Company's shares

PROPOSAL #O.7: Approve the renewal of Mr. Thierry Le                       ISSUER          YES          FOR               FOR
Henaff's mandate as a Board Member

PROPOSAL #O.8: Approve the renewal of Mr. Francois                         ISSUER          YES          FOR               FOR
Enaud's mandate as a Board Member

PROPOSAL #O.9: Approve the renewal of Mr. Bernard                          ISSUER          YES          FOR               FOR
Kasriel's manadate as a Board Member

PROPOSAL #O.10: Approve the renewal of Mr. Laurent                         ISSUER          YES          FOR               FOR
Mignon's mandate as a Board Member

PROPOSAL #O.11: Approve the renewal of Mr. Thierry                         ISSUER          YES          FOR               FOR
Morin's mandate as a Board Member

PROPOSAL #O.12: Approve the renewal of Mr. Jean-                           ISSUER          YES          FOR               FOR
Pierre Seeuw's mandate as a Board Member

PROPOSAL #O.13: Approve the renewal of Mr. Tidjane                         ISSUER          YES          FOR               FOR
Thaim's mandate as a Board Member

PROPOSAL #O.14: Approve the renewal of Mr. Philippe                        ISSUER          YES          FOR               FOR
Vassor's mandate as a Board Member

PROPOSAL #O.15: Approve the nomination of Mr. Marc                         ISSUER          YES          FOR               FOR
Pandraud as a Board Member

PROPOSAL #E.16: Approve the modification of Article                        ISSUER          YES          FOR               FOR
10.12 of the Statute concerning the terms of the
Board Members' duties

PROPOSAL #E.17: Authorize certain Group's Employees                        ISSUER          YES        AGAINST           AGAINST
and Corporate Mangers of the Company or Group's
Companies to grant options, giving right to the
subscription of new shares or buy the Company's shares

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
freely allocate the Company's shares

PROPOSAL #E.19: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to carry out capital increase reserved for
employees who are members of a Company Savings Plan

PROPOSAL #E.20: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of shares
held by the Company

PROPOSAL #E.21: Powers for formalities                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASAHI BREWERIES,LTD.
  TICKER:                N/A             CUSIP:     J02100113
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASAHI GLASS COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J02394120
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve delegation to the board of                           ISSUER          YES          FOR               FOR
directors of the decision on matters concerning the
offering of stock acquisition rights issued as stock
options to employees of the Company and directors and
 employees of the Company's subsidiaries, etc.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASAHI KASEI CORPORATION
  TICKER:                N/A             CUSIP:     J0242P110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASATSU-DK INC.
  TICKER:                N/A             CUSIP:     J03014107
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASCIANO GROUP, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q0557G103
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the consolidated                        ISSUER          NO           N/A               N/A
financial report of the Company and the separate
consolidated financial report of the Trust as well as
 the reports of the  Company Directors and the
Auditors for the FYE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
FYE 30 JUN 2008

PROPOSAL #3.: Re-elect Mr. Chris Barlow as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires under the Article 47(a)
of the Company's Constitution

PROPOSAL #4.: Approve, for all purposes for the grant                      ISSUER          YES        AGAINST           AGAINST
 of 2,164,679 options to acquire stapled securities
in Asciano to the Managing Director and Chief
Executive Officer, Mr. Mark Rowsthorn in accordance
with the rules of the Asciano Option and Rights Plan
and on the terms as specified

PROPOSAL #5.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.1 and all other purposes, the issue to
 Goldman Sachs JBWere Pty Limited [as underwriter of
the Asciano Security Purchase Plan] on or about 16
SEP 2008 of stapled securities under the Security
Purchase Plan as specified

PROPOSAL #S.6: Approve and adopt the amendments to                         ISSUER          YES          FOR               FOR
the Constitution of the Company as specified, with
effect from the close of the meeting

PROPOSAL #S.7: Approve and adopt the amendments to                         ISSUER          YES          FOR               FOR
the Constitution of the Trust as specified, with
effect from the close of the meeting and authorize
the Permanent Investment Management Limited as
responsible entity of the Trust [Responsible Entity]
to execute the supplemental deed poll and lodge it
with the Australia Securities and Investments

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASHOK LEYLAND LTD, TAMIL NADU
  TICKER:                N/A             CUSIP:     Y0266N143
  MEETING DATE:          7/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the profit and loss                        ISSUER          YES          FOR               FOR
account for the YE 31 MAR 2008, the balance sheet as
at that date and the reports of Directors and the
Auditors attached thereto

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. D. J. Balaji Rao as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation under Article 106
of the Articles of Association of the Company

PROPOSAL #4.: Re-appoint Mr. P. N. Ghatalia as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation under Article 106
of the Articles of Association of the Company

PROPOSAL #5.: Re-appoint Mr. D. G. Hinduja as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation under Article 106
of the Articles of Association of the Company

PROPOSAL #S.6: Re-appoint Messrs. M.S. Krishnaswami &                      ISSUER          YES          FOR               FOR
 Rajan, Chartered Accountants, and Messrs. Deloitte
Haskins & Sells, Chartered Accountant, as the
Auditors of the Company to hold office from the
conclusion of this AGM, till the conclusion of the
next AGM, on a remuneration of INR 1.5 million each,
in addition to reimbursement of out-of-pocket expenses

PROPOSAL #7.: Appoint Mr. Vinod K. Dasari as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.: Appoint, subject to the provisions of                        ISSUER          YES          FOR               FOR
Sections 198, 269, 309, 310 and 311, Schedule XIII,
and other applicable provisions, if any, of the
Companies Act 1956, and subject to such other
approvals if and as may be required, including from
the Central Government, Mr. Vinod K. Dasari as a
Whole-Time Director, with effect from 08 MAY 2008 for
 a period of 3 years on the specified terms and
conditions; and approve that, in the event of loss or
 inadequacy of profits in any of the financial years
during the tenure of Mr. Vinod K. Dasari as whole-
time Director of the Company, he shall be entitled to
 receive and be paid the substantive remuneration as
specified, including special allowance but excluding
commission, as minimum remuneration, subject of the
approval of the Central Government, if and as may be
required

PROPOSAL #9.: Re-appoint, subject to the provisions                        ISSUER          YES          FOR               FOR
of Sections 198, 269, 309, 310 and 311, Schedule
XIII, and other applicable provisions, if any, of the
 Companies Act 1956, and subject to such other
approvals if and as may be required, including from
the Central Government, Mr. R. Seshasayee as the
Managing Director, with effect from 01 APR 2008 for a
 period of 3 years up to 31 MAR 2011 on the specified
 terms and conditions; and approve that, in the event
 of loss or inadequacy of profits in any of the
financial years during the tenure of Mr. R.
Seshasayee as a Managing Director of the Company, he
shall be entitled to receive and be paid the
substantive remuneration as specified, including
special allowance but excluding commission, as
minimum remuneration, subject of the Central
Government, if and as may be required

PROPOSAL #10.: Authorize the Board, in terms of                            ISSUER          YES          FOR               FOR
Section 293(1)(a) and other applicable provisions, if
 any, of the Companies Act, 1956, to mortgage and/or
charge, by the Board of Directors of the Company, all
 the immovable and/or movable properties of the
Company, wheresoever situate, present and future and
the whole of the undertaking of the Company, together
 with power to take over the management of the
business and concern of the Company, to be exercised
only on the occurrence of certain events, to, or in
favor of all: (a) Banks / Financial Institutions /
Mutual Funds as lenders/ Trustees for fresh non-
convertible debentures/ term loans up to INR 9,500
million and to secure the interest at the respective
agreed rates, compound/ additional interest,
commitment charges, premium on prepayment or on
redemption, costs, charges, expenses and all other
moneys payable by the Company to Banks /Financial
Institutions / Mutual Funds as lenders / Trustees in
terms of their Loan Agreements / Trust Deed entered
into/to be entered into by the Company in respect of
the said Non-Convertible Debentures / loans; (b)
State Bank of India and its Consortium of Banks for
the working capital borrowings of INR 11,000 million
together with interest at the respective agreed
rates, compound/additional interest costs, charges,
expenses and all other moneys payable to State Bank
of India and its Consortium of banks from time to
time; and to finalize with Banks/Financial
Institutions/Mutual Funds as lenders/Trustees for the
 fresh non-convertible debenture issues/term loans up
 to INR 9,500 million and State Bank of India [as
leader of the Consortium], the documents for creating
 the aforesaid mortgage and/or charge and to do all
such acts, deeds and things as may be necessary for
giving effect to the above resolution including the
actions already taken by the Board of Directors on

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASIA CEMENT CORP
  TICKER:                N/A             CUSIP:     Y0275F107
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 financial statements                               ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of convertible bonds                             ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.8 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings; proposed stock dividend: 30
for 1,000 shares held

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASIA OPTICAL CO INC
  TICKER:                N/A             CUSIP:     Y0368G103
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of re-investment                                 ISSUER          YES          FOR               FOR

PROPOSAL #A.4: The status of buyback treasury stock                        ISSUER          YES          FOR               FOR

PROPOSAL #A.5: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
[cash dividend: TWD 0.9 per share, stock dividend: 10
 for 1,000 shares held]

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Approve the proposal of the investment                      ISSUER          YES          FOR               FOR
 quota in People's Republic of China

PROPOSAL #B.8: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASICS CORPORATION
  TICKER:                N/A             CUSIP:     J03234150
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Treasury Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASM PAC TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     G0535Q133
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited                                ISSUER          YES          FOR               FOR
consolidated financial statements of the Company and
the reports of the Directors and the Auditor for the
YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.50                         ISSUER          YES          FOR               FOR
per share for the YE 31 DEC 2008

PROPOSAL #3.1: Re-elect Mr. Lee Wai Kwong as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.2: Re-elect Mr. Chow Chuen, James as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Mr. Lok Kam Chong, John as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.4: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES        AGAINST           AGAINST
the Auditor and authorize the Board of Directors to
fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
[the Directors], subject to this Resolution, during
the relevant period [as specified] of all the powers
of the Company to repurchase its own shares on The
Stock Exchange of Hong Kong Limited [the Stock
Exchange] or on any other stock exchange on which the
 shares of the Company may be listed and recognized
by The Securities and Futures Commission of Hong Kong
 [the Securities and Futures Commission] and the
Stock Exchange for this purpose, subject to and in
accordance with all applicable laws and the rules and
 regulations of the Securities and Futures commission
 and the Stock Exchange or of any other stock
exchange as amended from time to time; (b) the
aggregate nominal amount of the share capital of the
Company to be repurchased or agreed to be repurchased
 by the Company pursuant to the approval in this
Resolution during the relevant period shall not
exceed 10% of the aggregate nominal amount of the
issued share capital of the Company as at the date of
 passing of this Resolution and the said approval be
limited accordingly; [Authority expires the earlier
of the conclusion of the next AGM of the Company or
the expiration of the Company is required laws to be

PROPOSAL #6.: Amend the existing provision of Rule                         ISSUER          YES        AGAINST           AGAINST
2.1.1, Rule 4.1 and Rule 8.2 of the Employee Share
Incentive Scheme; and authorize the Directors of the
Company to take all necessary actions and sign all
documents n behalf of the Company to give full effect
 to the amendments to the Scheme as specified in this
 Resolution

PROPOSAL #S.7: Amend the Articles 1, 7.2.3, 11,                            ISSUER          YES          FOR               FOR
28.1.3, 30, 31, 37, 46.4, 60, 61, 62, 63, 64, 65, 66,
 68, 69, 70, 71, 73, 74, 76, 77, 110.2.7, 110.3, 122,
 125, 126, 136, 137, 153, 154, 155, 158.2 and 161 of
the Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASML HOLDING NV
  TICKER:                N/A             CUSIP:     N07059178
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Overview of the Company's business and                       ISSUER          NO           N/A               N/A
financial situation

PROPOSAL #3.: Approve to discuss the Annual Report                         ISSUER          NO           N/A               N/A
2008 and adopt the financial statements for the FY
2008, as prepared in accordance with Dutch law

PROPOSAL #4.: Grant discharge the Members of the                           ISSUER          NO           N/A               N/A
Board of Management from liability for their
responsibilities in the FY 2008

PROPOSAL #5.: Grant discharge the Members of the                           ISSUER          NO           N/A               N/A
Supervisory Board from liability for their
responsibilities in the FY 2008

PROPOSAL #6.: Clarification of the reserves and                            ISSUER          NO           N/A               N/A
dividend policy

PROPOSAL #7.: Adopt a dividend of EUR 0.20 per                             ISSUER          NO           N/A               N/A
ordinary share of EUR 0.09

PROPOSAL #8.A: Approve, subject to the approval of                         ISSUER          NO           N/A               N/A
the Supervisory Board, the number of performance
stock for the Board of Management and authorize the
Board of Management to issue the performance stock

PROPOSAL #8.B: Approve, subject to the approval of                         ISSUER          NO           N/A               N/A
the Supervisory Board, the maximum number of 50,000
sign-on stock and authorize the Board of Management
to issue the sign-on stock

PROPOSAL #9.A: Approve, subject to the approval of                         ISSUER          NO           N/A               N/A
the Supervisory Board, the number of performance
stock options available for the Board of Management
and authorize the Board of Management to issue the
performance stock options

PROPOSAL #9.B: Approve, subject to the approval of                         ISSUER          NO           N/A               N/A
the Supervisory Board, the maximum number of 50,000
sign-on stock options, and authorize the Board of
Management to issue the sign-on stock options

PROPOSAL #9.C: Approve, subject to the approval of                         ISSUER          NO           N/A               N/A
the Supervisory Board, the number of stock options,
respectively shares, available for ASML employees,
other than Members of the Board of Management, and
authorize the Board of Management to issue the stock
options or shares

PROPOSAL #10.: Composition of the Board of Management                      ISSUER          NO           N/A               N/A

PROPOSAL #11.A: Re-appoint Ms. H.C.J. van den Burg as                      ISSUER          NO           N/A               N/A
 a Member of the Supervisory Board, effective 26 MAR
2009

PROPOSAL #11.B: Re-appoint Mr. O. Bilous as a Member                       ISSUER          NO           N/A               N/A
of the Supervisory Board, effective 26 MAR 2009

PROPOSAL #11.C: Re-appoint Mr. J.W.B. Westerburgen as                      ISSUER          NO           N/A               N/A
 a Member of the Supervisory Board, effective 26 MAR
2009

PROPOSAL #11.D: Appoint Ms. P.F.M. van der Meer Mohr                       ISSUER          NO           N/A               N/A
as a Member of the Supervisory Board, effective 26
MAR 2009

PROPOSAL #11.E: Appoint Mr. W. Ziebart as a Member of                      ISSUER          NO           N/A               N/A
 the Supervisory Board, effective 26 MAR 2009

PROPOSAL #12.A: Authorize the Board of Management,                         ISSUER          NO           N/A               N/A
for a period of 18 months from 26 MAR 2009, to issue
shares or rights to subscribe for shares in the
capital of the Company, subject to the approval of
the Supervisory Board, limited to  5% of the issued
share capital at the time of the authorization

PROPOSAL #12.B: Authorize the Board of Management,                         ISSUER          NO           N/A               N/A
for a period of 18 months from 26 MAR 2009, to
restrict or exclude the pre-emption rights accruing
to shareholders in connection with the issue of
shares or rights to subscribe for shares as described
 under 12.A., subject to approval of the Supervisory

PROPOSAL #12.C: Authorize the Board of Management,                         ISSUER          NO           N/A               N/A
for a period of 18 months from 26 MAR 2009, to issue
shares or rights to subscribe for shares in the
capital of the Company, subject to the approval of
the Supervisory Board, for an additional 5% of the
issued share capital at the time of the
authorization, which 5% can only be used in
connection with or on the occasion of mergers and/or

PROPOSAL #12.D: Authorize the Board of Management,                         ISSUER          NO           N/A               N/A
for a period of 18 months from 26 MAR 2009, to
restrict or exclude the pre-emption rights accruing
to shareholders in connection with the issue of
shares or rights to subscribe for shares as described
 under 12.C., subject to approval of the Supervisory

PROPOSAL #13.: Authorize the Board of Management, for                      ISSUER          NO           N/A               N/A
 a period of 18 months from 26 MAR 2009, to acquire -
 subject to the approval of the Supervisory Board -
such a number of ordinary shares in the Company's
share capital as permitted within the limits of the
Law and the Articles of Association of the Company,
taking into account the possibility to cancel the re-
purchased shares, for valuable consideration, on
Euronext Amsterdam by NYSE Euronext [Euronext
Amsterdam] or the NASDAQ Stock Market LLC [NASDAQ],
or otherwise, at a price between, on the one hand, an
 amount equal to the nominal value of the shares and,
 on the other hand, an amount equal to 110% of the
market price of these shares on Euronext Amsterdam or
 NASDAQ; the market price being the average of the
highest price on each of the five days of trading
prior to the date of acquisition, as shown in the
Official Price List of Euronext Amsterdam or as
reported on NASDAQ

PROPOSAL #14.: Approve to cancel ordinary shares in                        ISSUER          NO           N/A               N/A
the share capital of the Company repurchased or to be
 repurchased by the Company; the number of ordinary
shares that will be cancelled shall be determined by
the Board of Management, but shall not exceed 10% of
the issued share capital of the Company as of 26 MAR
2009

PROPOSAL #15.: Approve to cancel additional ordinary                       ISSUER          NO           N/A               N/A
shares in the share capital of the Company to be
repurchased by the Company following the cancellation
 of the ordinary shares under Resolution 14; the
number of ordinary shares that will be cancelled
shall be determined by the Board of Management, but
shall not exceed 10% of the issued share capital of
the Company as of 26 MAR 2009, reduced with the
number of ordinary shares cancelled pursuant to

PROPOSAL #16.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #17.: Closing                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASPEN PHARMACARE HOLDINGS PLC
  TICKER:                N/A             CUSIP:     S0754A105
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements of the Company and of the Group for the YE
 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. Archie Aaron as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retire by rotation in
terms of Articles of Association of the Company

PROPOSAL #2.B: Re-elect Mr. Rafique Bagus as a                             ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires by rotation in
terms of Articles of Association of the Company

PROPOSAL #2.C: Re-elect Mr. Pasco Dyani as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation in terms of
Articles of Association of the Company

PROPOSAL #2.D: Re-elect Mr. Roy Andersen as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of Articles of Association of the Company

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers Inc.,                      ISSUER          YES          FOR               FOR
 as the Auditors of the Company and the Group; and
Eric MacKeown as the Audit partner for the ensuing

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to determine the remuneration of the Auditors

PROPOSAL #5.: Approve the remuneration of the Non-                         ISSUER          YES          FOR               FOR
Executive Directors for the YE 30 JUN 2009 on the
basis specified

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 by way of the general authority, to distribute to
shareholders of the Company any share capital and
reserves of the Company in terms of Section 90 of the
 Companies Act, 61 of 1973 as amended [the Act],
Article 30.2 of the Company's Articles of Association
 and the Listings Requirements of the JSE Ltd,
provided that: the distribution will be made pro rata
 to all ordinary shareholders; any general
distribution of share premium by the Company shall
not exceed 20% of the Company's issued share capital
and reserves, excluding minority interests;
[Authority expires the earlier of the next AGM of the
 Company or 15 months]; the Directors of the Company
are of the opinion that, were the Company to enter
into a transaction to distribute share capital and/or
 reserves up to a maximum of 20% of the current
issued share capital and reserves, and they are
satisfied that for a period of 12 months after the
date of the notice of this AGM: the Company and its
subsidiaries [the Group] will be able to pay its
debts as they become due in the ordinary course of
business; the assets of the Company and the Group,
fairly valued in accordance with International
Financial Reporting Standards, will be in excess of
the liabilities of the Company and the Group; the
issued share capital of the Company and the Group
will be adequate for the purpose of the business of
the Company and the Group for the foreseeable future;
 and the working capital available to the Company and
 the Group will be adequate for the Company and the

PROPOSAL #7.: Approve to place all the ordinary                            ISSUER          YES        AGAINST           AGAINST
shares in the authorized but unissued share capital
of the Company at the disposal and under the control
of the Directors until the next AGM of the Company;
and authorize the Directors, subject to the
provisions of the Act, and the Listings Requirements
of the JSE Ltd, to allot, issue and otherwise dispose
 of such shares to such person/s on such terms and
conditions and at such times as the Directors may
from time-to-time in their discretion deem fit

PROPOSAL #8.: Authorize any 1 executive Director of                        ISSUER          YES          FOR               FOR
the Company to sign all such documents and to do all
such things as may be necessary for or incidental to
the implementation of the resolutions to be proposed
at the AGM

PROPOSAL #S.1: Authorize the Company or any of its                         ISSUER          YES          FOR               FOR
subsidiaries, by way of general authority, to acquire
 up to a further 20% of the Company's ordinary issued
 share capital [subject to the provisions that a
subsidiary may not hold more than 10% of the
Company's issued share capital], in terms of Sections
 85(2) and 85(3) of the Companies Act 61 of 1973, as
amended, and of the Listings Requirements of the JSE
Ltd, subject to the following conditions: any such
acquisition of ordinary shares shall be implemented
through the order book operated by JSE Ltd's trading
system and done without any prior understanding or
arrangement between the Company and the counter-
party; acquisitions in the aggregate in any 1 FY may
not exceed 20% of Company's issued share capital as
at the date of passing this Special Resolution; an
announcement is published as soon as the Company or
any of its subsidiaries has acquired shares
constituting, on a cumulative basis, 3% of the number
 of the ordinary shares in issue at the time the
authority is granted and for each subsequent 3%
purchase thereafter, containing full details of such
acquisition; in determining the price at which Aspen
shares are acquired by the Company or its
subsidiaries, the maximum premium at which such share
 may be purchased will be 10% of the weighted average
 of the market value of the shares for the 5 business
 days immediately preceding the date of the relevant
transaction; the Company has been given authority by
its Articles of Association; at any point in time,
the Company may only appoint 1 agent to effect any
repurchase on the Company's behalf; the Company's
sponsor must confirm the adequacy of the Company's
working capital for purposes of undertaking the
repurchase of shares in writing to the JSE Ltd before
 entering the market to proceed with the repurchase;
the Company remaining in compliance with the minimum
shareholder spread requirements of the JSE Ltd
Listings Requirements; and the Company and/or its
subsidiaries not repurchasing any shares during a
prohibited period as defined by the JSE Ltd Listings
Requirements unless a repurchase programme is in
place, where dates and quantities of shares to be
traded during the prohibited period, are fixed and
full details of the programme have been disclosed in
an announcement over the Stock Exchange news service
prior to the commencement of the prohibited period;
[Authority expires the earlier of the next AGM of the

PROPOSAL #S.2: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, by way of a specific authority, to
approve the purchase in terms of Section 85 of the
Companies Act of 1973, as amended, by Aspen of
38,931,499 treasury shares from Pharmacare Ltd, a
wholly owned subsidiary of Aspen, at a price of ZAR
30,81per share, being the closing share price for
Aspen on JSE Ltd on 27 OCT 2008, the Board of
Directors of the Company is of the opinion that,
after considering the effect of this specific
repurchase the: Company and the Group will be able,
in the ordinary course of business, to pay its debts
for a period of 12 months after the date of approval
of this special resolution; assets of the Company and
 the Group will be in excess of the liabilities of
the Company and the Group for a period of 12 months
after the date of the approval of the special
resolution, for this purpose the assets and
liabilities were recognized and measured in
accordance with the accounting policies used in the
audited annual financial statements of the Group;
share capital of the Company and the Group will be
adequate for ordinary business purposes for a period
of 12 months after the date of the approval of this
special resolution; working capital of the Company
and the Group will be adequate for ordinary business
purposes for a period of 12 months after the approval
 of this special resolution; and the Company and/or
its subsidiaries will not repurchase any shares
during the prohibited period as defined by JSE Ltd
Listings Requirements, unless a repurchase programme
is in place, where dates and quantities of shares to
be traded during the prohibited period are fixed and
full details of the programme have been disclosed in
an announcement over the Stock Exchange News Service

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASSA ABLOY AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W0817X105
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Election of Mr. Gustaf Douglas as the                        ISSUER          NO           N/A               N/A
Chairman of the meeting

PROPOSAL #3.: Preparation and approval of the voting                       ISSUER          NO           N/A               N/A
list

PROPOSAL #4.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Election of 1 or 2 persons to approve                        ISSUER          NO           N/A               N/A
the minutes

PROPOSAL #6.: Determination of compliance with the                         ISSUER          NO           N/A               N/A
rules of convocation

PROPOSAL #7.: Report by the President and Chief                            ISSUER          NO           N/A               N/A
Executive Officer, Mr. Johan Molin

PROPOSAL #8.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
the Auditor's report and the consolidated financial
statements and the Group Auditor's report

PROPOSAL #9.A: Adopt the statement of income and the                       ISSUER          YES          FOR               FOR
balance sheet and the consolidated statement of
income and the consolidated balance sheet

PROPOSAL #9.B: Approve the appropriation of the                            ISSUER          YES          FOR               FOR
Company's profit according to the adopted balance
sheet; declare a dividend of SEK 3.60 per share and
28 APR 2009 as the record date for the dividend

PROPOSAL #9.C: Grant discharge, from liability, to                         ISSUER          YES          FOR               FOR
the Board of Directors and the Chief Executive Officer

PROPOSAL #10.: Approve to establish the number of                          ISSUER          YES          FOR               FOR
Board Members at 9

PROPOSAL #11.: Approve the fees to the Board of                            ISSUER          YES          FOR               FOR
Directors shall amount to a total of SEK 4,050,000
[remuneration for Committee work not included] to be
distributed among the Members as follows: SEK 900,000
 to the Chairman, SEK 450,000 to each of the other
Board Members who are not employed by the Company; as
 consideration for the Committee work, the Chairman
of the Audit Committee shall receive SEK 200,000, the
 Chairman of the Remuneration Committee receive SEK
100,000, Members of the Audit Committee each SEK
100,000 and Members of the Remuneration Committee
each SEK 50,000

PROPOSAL #12.: Re-elect Messrs. Gustaf Douglas, Carl                       ISSUER          YES          FOR               FOR
Douglas, Jorma Halonen, Birgitta Klasen, Eva
Lindqvist, Johan Molin, Sven-Christer Nilsson, Lars
Renstrom and Ulrik Svensson as the Board Members; and
 Mr. Gustaf Douglas as the Chairman of the Board

PROPOSAL #13.: Elect the Members of the Nomination                         ISSUER          YES          FOR               FOR
Committee and approve the establishment of the
assignment of the Nomination Committee

PROPOSAL #14.: Approve the guidelines for                                  ISSUER          YES          FOR               FOR
remuneration to the Senior Management

PROPOSAL #15.: Amend the Articles of Association as                        ISSUER          YES          FOR               FOR
specified

PROPOSAL #16.: Closing of the Meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASSICURAZIONI GENERALI SPA, TRIESTE
  TICKER:                N/A             CUSIP:     T05040109
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement at                           ISSUER          NO           N/A               N/A
31DEC 2008, Board of Directors, Auditors and Audit
firm report, consolidated financial statement at 31
DEC 2008 and allocation of profits and reserve
distribution; any adjournment thereof, power to
observe formalities

PROPOSAL #2.: Appoint the Board of Directors Member,                       ISSUER          NO           N/A               N/A
any adjournment thereof

PROPOSAL #3.: Appoint the Elective Members of the                          ISSUER          NO           N/A               N/A
General Council for years 2009-2011

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASSOCIATED BRIT FOODS LTD
  TICKER:                N/A             CUSIP:     G05600138
  MEETING DATE:          12/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of                      ISSUER          YES          FOR               FOR
 the Directors and the Auditors thereon for the YE 13
 SEP 2008

PROPOSAL #2.: Receive and approve the Directors'                           ISSUER          YES          FOR               FOR
remuneration report for the YE 13 SEP 2008

PROPOSAL #3.: Approve to pay a dividend of 13.5p per                       ISSUER          YES          FOR               FOR
ordinary share on 09 JAN 2009 to holders of ordinary
shares on the register of shareholders of the Company
 at the close of business on 05 DEC 2008

PROPOSAL #4.: Elect Mr. Charles James Francis                              ISSUER          YES          FOR               FOR
Sinclair as a Director

PROPOSAL #5.: Re-elect Mr. Willard Gordon Galen                            ISSUER          YES          FOR               FOR
Weston as a Director

PROPOSAL #6.: Re-elect Mr. Martin Gardiner Adamson as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #7.: Re-elect Mr. John George Bason as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #8.: Re-elect Mr. George Garfield Weston as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
the next general meeting at which the accounts are
laid before the shareholders, and authorize the
Directors to determine their remuneration

PROPOSAL #10.: Authorize the Directors, in accordance                      ISSUER          YES          FOR               FOR
 with Section 80 of the Companies Act 1985, to allot
relevant securities [Section 80(2) of that Act] up to
 a maximum of 263 million ordinary shares of 5 15/22p
 each; [Authority expires on 04 DEC 2013]; and the
Directors may allot relevant securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Directors, pursuant to                       ISSUER          YES          FOR               FOR
Section 95 of the Companies Act 1985, to allot equity
 securities [Section 94(2) of the Act] for cash
pursuant to the authority conferred by Resolution 10,
 disapplying the statutory pre-emption rights
[Section 89(1) of the Act], provided that this power
is limited to the allotment of equity securities: i)
in connection with a rights issue, open offer or
other offer of securities in favor of ordinary
shareholders; ii) up to an aggregate of 39 million
ordinary shares of 5 15/22p each; [Authority expires
the earlier upon the date of the next AGM of the
Company after passing of this resolution or 31 DEC
2009]; and the Directors may allot equity securities
after the expiry of this authority in pursuance of
such an offer or agreement made prior to such expiry

PROPOSAL #S.12: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASTELLAS PHARMA INC.
  TICKER:                N/A             CUSIP:     J03393105
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Provision of Remuneration to Directors                       ISSUER          YES          FOR               FOR
for Stock Option Scheme as Stock-Linked Compensation
Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASTRAZENECA PLC
  TICKER:                N/A             CUSIP:     G0593M107
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts and the                       ISSUER          YES          FOR               FOR
reports of the Directors and the Auditor for the YE
31 DEC 2008

PROPOSAL #2.: Approve to confirm the first interim                         ISSUER          YES          FOR               FOR
dividend of USD 0.55 [27.8 pence, 3.34 SEK] per
ordinary share and confirm the final dividend for
2008, the second interim dividend of USD 1.50 [104.8
pence, SEK 12.02] per ordinary share

PROPOSAL #3.: Re-appoint KPMG Audit Plc, London as                         ISSUER          YES          FOR               FOR
the Auditor

PROPOSAL #4.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
remuneration of the Auditor

PROPOSAL #5.A: Elect Mr. Louis Schweitzer as a                             ISSUER          YES          FOR               FOR
Director in accordance with Article 65 of the
Company's Articles of Association, who will retire at
 the AGM in 2010

PROPOSAL #5.B: Elect Mr. David Brennan as a Director                       ISSUER          YES          FOR               FOR
in accordance with Article 65 of the Company's
Articles of Association, who will retire at the AGM
in 2010

PROPOSAL #5.C: Elect Mr. Simon Lowth as a Director in                      ISSUER          YES          FOR               FOR
 accordance with Article 65 of the Company's Articles
 of Association, who will retire at the AGM in 2010

PROPOSAL #5.D: Elect Mr. Bo Angelin as a Director in                       ISSUER          YES          FOR               FOR
accordance with Article 65 of the Company's Articles
of Association, who will retire at the AGM in 2010

PROPOSAL #5.E: Elect Mr. John Buchanan as a Director                       ISSUER          YES          FOR               FOR
in accordance with Article 65 of the Company's
Articles of Association, who will retire at the AGM
in 2010

PROPOSAL #5.F: Elect Mr. Jean Philippe Courtois as a                       ISSUER          YES          FOR               FOR
Director in accordance with Article 65 of the
Company's Articles of Association, who will retire at
 the AGM in 2010

PROPOSAL #5.G: Elect Mr. Jane Henney as a Director in                      ISSUER          YES          FOR               FOR
 accordance with Article 65 of the Company's Articles
 of Association, who will retire at the AGM in 2010

PROPOSAL #5.H: Elect Mr. Michele Hooper as a Director                      ISSUER          YES          FOR               FOR
 in accordance with Article 65 of the Company's
Articles of Association, who will retire at the AGM
in 2010

PROPOSAL #5.I: Elect Mr. Rudy Markham as a Director                        ISSUER          YES          FOR               FOR
in accordance with Article 65 of the Company's
Articles of Association, who will retire at the AGM

PROPOSAL #5.J: Elect Ms. Dame Nancy Rothwell as a                          ISSUER          YES          FOR               FOR
Director in accordance with Article 65 of the
Company's Articles of Association, who will retire at
 the AGM in 2010

PROPOSAL #5.K: Elect Ms. John Varley as a Director in                      ISSUER          YES          FOR               FOR
 accordance with Article 65 of the Company's Articles
 of Association, who will retire at the AGM in 2010

PROPOSAL #5.L: Elect Mr. Marcus Wallenberg as a                            ISSUER          YES          FOR               FOR
Director in accordance with Article 65 of the
Company's Articles of Association, who will retire at
 the AGM in 2010

PROPOSAL #6.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #7.: Authorize the Company and make                               ISSUER          YES          FOR               FOR
donations to Political Parties to make donations to
Political Organizations other than political parties;
 and incur political expenditure during the period
commencing on the date of this resolution and ending
on the date the of the Company's AGM, provided that
in each case any such donation and expenditure made
by the Company or by any such subsidiary shall not
exceed USD 250,000 per Company and together with
those made by any subsidiary and the Company shall
not exceed in aggregate USD 250,000, as specified

PROPOSAL #8.: Authorize the Director to allot new                          ISSUER          YES          FOR               FOR
shares by Article 7.1 of the Company's Article of
Association renewed by the period commencing on the
date of the AGM of the Company in 2010 or, if earlier
 , on 30 JUN 2010, and such period the Section 80
amount shall be USD 120,636,176

PROPOSAL #S.9: To Authorise the directors to disapply                      ISSUER          YES          FOR               FOR
 pre-emption rights.

PROPOSAL #S.10: Authorize the Company for the purpose                      ISSUER          YES          FOR               FOR
 of Section 166 of the Companies Act 1985, to make
market purchases [Section 163 of the Companies Act
1985] of ordinary shares of USD 0.25 each in the
capital of the Company provided that: the maximum
number of shares which may be purchased is
144,763,412 the minimum price [exclusive of expenses]
 which may be paid for share is USD 0.25 the maximum
price which may be paid for a share is an amount
equal to 105% of the average of the middle market
values of the Company's ordinary shares as derived
from the daily official list of the London Stock
Exchange for the 5 business days immediately
preceding the day on which such share is contracted
to be purchased [authority expires the earlier of the
 conclusion of the AGM of the Company in 2010 or 30
JUN 2010]; except in relation to the purchase of
shares the contract for which was concluded before
the expiry of such authority and which might be
executed wholly or partly after such expiry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASTRO ALL ASIA NETWORKS PLC
  TICKER:                N/A             CUSIP:     G0594A110
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries, pursuant to paragraph 10.09 of the
Listing Requirements of Bursa Malaysia Securities
Berhad, to enter into recurrent related party
transactions of a revenue or trading nature with
Usaha Tegas Sdn Bhd and/or its affiliates including
but not Limited to UTSB Management Sdn Bhd, UT
Hospitality Services Sdn Bhd, UT Projects Sdn Bhd and
 Bonuskad Loyalty Sdn Bhd as specified, provided that
 such transactions are necessary for day-to-day
operations of the Company and/or its subsidiaries and
 are carried out in the ordinary course of business
on normal commercial terms and on terms which are not
 more favorable to the parties with which such
recurrent transactions are to be entered into than
those generally available to the public and which are
 not detrimental to the minority shareholders of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company following
the general meeting at which this resolution shall be
 passed, at which time it will lapse, authority
conferred by this resolution is renewed or the
expiration of the period within which such AGM is
required to be held pursuant to Section 336(1) of the
 United Kingdom Companies Act, 2006]; and authorize
the Directors of the Company to complete and do all
such acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary to give effect to this
resolution

PROPOSAL #2.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries, pursuant to paragraph 10.09 of the
Listing Requirements of Bursa Malaysia Securities
Berhad, to enter into recurrent related party
transactions of a revenue or trading nature with
Maxis Communications Berhad and/or its affiliates
including but not limited to Maxis Broadband Sdn Bhd,
 Maxis Mobile Services Sdn Bhd [formerly known as
Malaysian Mobile Services Sdn Bhd and Maxis Mobile
Sdn Bhd as specified, provided that such transactions
 are necessary for day-to-day operations of the
Company and/or its subsidiaries and are carried out
in the ordinary course of business on normal
commercial terms and on terms which are not more
favorable to the parties with which such recurrent
transactions are to be entered into than those
generally available to the public and which are not
detrimental to the minority shareholders of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company following
the general meeting at which this resolution shall be
 passed, at which time it will lapse, authority
conferred by this resolution is renewed or the
expiration of the period within which such AGM is
required to be held pursuant to Section 336(1) of the
 United Kingdom Companies Act, 2006]; and authorize
the Directors of the Company to complete and do all
such acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary to give effect to this

PROPOSAL #3.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries, pursuant to paragraph 10.09 of the
Listing Requirements of Bursa Malaysia Securities
Berhad, to enter into recurrent related party
transactions of a revenue or trading nature with
Tanjong Public Limited Company and/or its affiliates
including but not limited to Pan Malaysian Pools Sdn
Bhd and TGV Cinemas Sdn Bhd as specified, provided
that such transactions are necessary for day-to-day
operations of the Company and/or its subsidiaries and
 are carried out in the ordinary course of business
on normal commercial terms and on terms which are not
 more favorable to the parties with which such
recurrent transactions are to be entered into than
those generally available to the public and which are
 not detrimental to the minority shareholders of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company following
the general meeting at which this resolution shall be
 passed, at which time it will lapse, authority
conferred by this resolution is renewed or the
expiration of the period within which such AGM is
required to be held pursuant to Section 336(1) of the
 United Kingdom Companies Act, 2006]; and authorize
the Directors of the Company to complete and do all
such acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary to give effect to this
resolution

PROPOSAL #4.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries, pursuant to paragraph 10.09 of the
Listing Requirements of Bursa Malaysia Securities
Berhad, to enter into recurrent related party
transactions of a revenue or trading nature with
MEASAT Satellite Systems Sdn Bhd as specified,
provided that such transactions are necessary for
day-to-day operations of the Company and/or its
subsidiaries and are carried out in the ordinary
course of business on normal commercial terms and on
terms which are not more favorable to the party with
which such recurrent transactions are to be entered
into than those generally available to the public and
 which are not detrimental to the minority
shareholders of the Company; [Authority expires the
earlier of the conclusion of the next AGM of the
Company following the general meeting at which this
resolution shall be passed, at which time it will
lapse, authority conferred by this resolution is
renewed or the expiration of the period within which
such AGM is required to be held pursuant to Section
336(1) of the United Kingdom Companies Act, 2006];
and authorize the Directors of the Company to
complete and do all such acts and things [including
executing all such documents as may be required] as
they may consider expedient or necessary to give
effect to this resolution

PROPOSAL #5.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries, pursuant to paragraph 10.09 of the
Listing requirements of Bursa Malaysia Securities
Berhad, to enter into recurrent related party
transactions of a revenue or trading nature with Goal
 TV Asia Limited as specified, provided that such
transactions are necessary for day-to-day operations
of the Company and/or its subsidiaries and are
carried out in the ordinary course of business on
normal commercial terms and on terms which are not
more favorable to the party with which such recurrent
 transactions are to be entered into than those
generally available to the public and which are not
detrimental to the minority shareholders of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company following
the general meeting at which this resolution shall be
 passed, at which time it will lapse, authority
conferred by this resolution is renewed or the
expiration of the period within which such AGM is
required to be held pursuant to Section 336(1) of the
 United Kingdom Companies Act, 2006]; and authorize
the Directors of the Company to complete and do all
such acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary to give effect to this
resolution

PROPOSAL #6.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries, pursuant to paragraph 10.09 of the
Listing Requirements of Bursa Malaysia Securities
Berhad, to enter into a recurrent related party
transaction of a revenue or trading nature with Plus
Interactive Asia Limited as specified, provided that
such transaction is necessary for day-to-day
operations of the Company and/or its subsidiaries and
 is carried out in the ordinary course of business on
 normal commercial terms and on terms which are not
more favorable to the party with which such recurrent
 transaction is to be entered into than those
generally available to the public and which is not
detrimental to the minority shareholders of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company following
the general meeting at which this resolution shall be
 passed, at which time it will lapse, authority
conferred by this resolution is renewed or the
expiration of the period within which such AGM is
required to be held pursuant to Section 336(1) of the
 United Kingdom Companies Act, 2006]; and authorize
the Directors of the Company to complete and do all
such acts and things [including executing all such
documents as may be required as they may consider
expedient or necessary to give effect to this

PROPOSAL #7.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries, pursuant to paragraph 10.09 of the
Listing Requirements of Bursa Malaysia Securities
Berhad, to enter into recurrent related party
transactions of a revenue or trading nature with Yes
Television [Hong Kong] Limited as specified, provided
 that such transactions are necessary for day-to-day
operations of the Company and/or its subsidiaries and
 are carried out in the ordinary course of business
on normal commercial terms and on terms which are not
 more favorable to the party with which such
recurrent transactions are to be entered into than
those generally available to the public and which are
 not detrimental to the minority shareholders of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company following
the general meeting at which this resolution shall be
 passed, at which time it will lapse, authority
conferred by this resolution is renewed or the
expiration of the period within which such AGM is
required to be held pursuant to Section 336(1) of the
 United Kingdom Companies Act, 2006]; and authorize
the Directors of the Company to complete and do all
such acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary to give effect to this
resolution

PROPOSAL #S.1: Approve and adopt the proposed                              ISSUER          YES          FOR               FOR
amendment to the Articles of Association of the
Company as specified and authorize the Directors and
Secretary of the Company: i) to carry out all
necessary formalities in effecting the amendments as
specified; and ii) to assent to any condition,
modification, variation and/or amendments as may be
required by Bursa Malaysia Securities Berhad and/or
any other relevant regulatory authority

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASTRO ALL ASIA NETWORKS PLC
  TICKER:                N/A             CUSIP:     G0594A110
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual report                        ISSUER          YES          FOR               FOR
and the audited financial statements of the Company
and of the group for the FYE 31 JAN 2008 and the
reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final tax-exempt dividend of                       ISSUER          YES        AGAINST           AGAINST
2 sen per ordinary share of 10 pence each for the FYE
 31 JAN 2008

PROPOSAL #3.: Re-appoint Mr. Augustus Ralph Marshall,                      ISSUER          YES          FOR               FOR
 a Director who retires by rotation in accordance
with Articles 83 and 84 of the Company's Articles of
Association

PROPOSAL #4.: Re-appoint Mr. Dato Mohamed Khadar Bin                       ISSUER          YES          FOR               FOR
Merican, a Director who retires by rotation in
accordance with Articles 83 and 84 of the Company's
Articles of Association

PROPOSAL #5.: Re-appoint Pricewaterhousecoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office from
the conclusion of this meeting until the conclusion
of the next AGM and authorize the Directors to fix
their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASUSTEK COMPUTER INC
  TICKER:                N/A             CUSIP:     Y04327105
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2008.                             ISSUER          NO           N/A               N/A

PROPOSAL #1.2: Supervisors' review report of 2008.                         ISSUER          NO           N/A               N/A

PROPOSAL #1.3: To report the implementation of common                      ISSUER          NO           N/A               N/A
 shares buyback.

PROPOSAL #2.1: To acknowledge 2008 operation and                           ISSUER          YES          FOR               FOR
financial reports.

PROPOSAL #2.2: To acknowledge appropriation of 2008                        ISSUER          YES          FOR               FOR
earnings.

PROPOSAL #2.3: To discuss the capitalization of 2008                       ISSUER          YES          FOR               FOR
dividends and employee profit sharing.

PROPOSAL #2.4: To discuss amendment to the Loans and                       ISSUER          YES          FOR               FOR
Endorsement and Guarantee Operational Procedures.

PROPOSAL #3: Other Business and Special Motion                             ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Meeting Adjourned.                                            ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ASX LTD
  TICKER:                N/A             CUSIP:     Q0604U105
  MEETING DATE:          9/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report,                                ISSUER          NO           N/A               N/A
Directors' report and Auditor's report for ASX and
its controlled entities for the YE 30 JUN 2008

PROPOSAL #2.: Receive the financial report and the                         ISSUER          NO           N/A               N/A
Auditor's report for the National Guarantee Fund for
the YE 30 JUN 2008

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #4.a: Elect Mr. Stephen Mayne as a Director                       ISSUER          YES        AGAINST             FOR
of ASX

PROPOSAL #4.b: Re-elect Mr. Russell Aboud as a                             ISSUER          YES                          AGAINST
Director of ASX, who retires by rotation

PROPOSAL #4.c: Re-elect Mr. Trevor Rowe as a Director                      ISSUER          YES          FOR               FOR
 of ASX, who retires by rotation

PROPOSAL #5.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditor of ASX to take effect from time at which the
resignation of KPMG as the Auditor takes effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ATLANTIA SPA
  TICKER:                N/A             CUSIP:     T05404107
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Amend Article 19 of the Articles of                         ISSUER          NO           N/A               N/A
Association; related and resulting resolutions

PROPOSAL #O.1: Approve the financial statements for                        ISSUER          NO           N/A               N/A
the YE 31 DEC 2008, reports of the Board of
Directors, the Board of Statutory Auditors and the
Independent Auditors; appropriation of profit for the
 year; presentation of the consolidated financial
statements for the YE 31 DEC 2008; related and
resulting resolutions

PROPOSAL #O.2: Appoint the Independent Auditors for                        ISSUER          NO           N/A               N/A
the financial years 2008-2011; related and resulting
resolutions

PROPOSAL #O.3: Approve the Cash Incentive Plan, based                      ISSUER          NO           N/A               N/A
 in part on financial instruments, and a Share Option
 Plan, named, respectively, the Three-Year Cash
Incentive Plan and the 2009 Share Option Plan For
Managers of the Company and its direct and indirect
subsidiaries; related and resulting resolutions

PROPOSAL #O.4: Grant authority, pursuant and for the                       ISSUER          NO           N/A               N/A
purposes of Articles 2357 et seq. of the Italian
Civil Code, Article 132 of Legislative Decree 58 of
24 FEB1998 and Article 144-bis of the CONSOB
Regulation adopted with Resolution 11971 and
subsequent amendments, for the purchase and sale of
treasury shares, subject to prior revocation of the
unused portion of the authority granted by the
general meeting of 22 APR 2008; related and resulting
 resolutions

PROPOSAL #O.5.1: Approve the slate submitted by                            ISSUER          NO           N/A               N/A
Sintonia SA and Schemaventotto SpA regarding election
 of Directors, fixing their number and their
remuneration

PROPOSAL #O.5.2: Approve the Slate Submitted by Cassa                      ISSUER          NO           N/A               N/A
 di Risparmio di Torino regarding election of
Directors, fixing their number and their remuneration

PROPOSAL #O.6.1: Approve the slate submitted by                            ISSUER          NO           N/A               N/A
Sintonia SA and Schemaventotto SpA regarding
appointment of Internal Statutory Auditors and
approval of the Auditors' remuneration

PROPOSAL #O.6.2: Approve the Slate Submitted by Cassa                      ISSUER          NO           N/A               N/A
 di Risparmio di Torino regarding appointment of
Internal Statutory Auditors and approval of the
Auditors' remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ATLAS COPCO AB
  TICKER:                N/A             CUSIP:     W10020134
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting and election of                       ISSUER          NO           N/A               N/A
Mr. Sune Carlsson as the Chairman of the meeting

PROPOSAL #2.: Preparation and approval of voting list                      ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approval of agenda                                           ISSUER          NO           N/A               N/A

PROPOSAL #4.: Election of 1 or 2 persons to approve                        ISSUER          NO           N/A               N/A
the minutes

PROPOSAL #5.: Determination whether the meeting has                        ISSUER          NO           N/A               N/A
been properly convened or not

PROPOSAL #6.: Receive the annual report and the                            ISSUER          NO           N/A               N/A
Auditor's report as well as the consolidated annual
accounts and consolidated Auditor's report

PROPOSAL #7.: The President's speech and questions                         ISSUER          NO           N/A               N/A
from shareholders to the Board of Directors and the
Management

PROPOSAL #8.: Receive the report on the functions of                       ISSUER          NO           N/A               N/A
and work performed by the Board of Directors and its
Audit Committee

PROPOSAL #9.A: Approve the profit and loss account                         ISSUER          YES          FOR               FOR
and the balance sheet and the consolidated profit and
 loss account and the consolidated balance sheet as
well as the presentation by the Auditor

PROPOSAL #9.B: Grant discharge to the Board Members                        ISSUER          YES          FOR               FOR
and the President from liability

PROPOSAL #9.C: Approve the allocation of the                               ISSUER          YES          FOR               FOR
Company's profit according to the approved balance
sheet; the dividend for 2008 is decided to be SEK

PROPOSAL #9.D: Approve the record day 30 APR 2009 for                      ISSUER          YES          FOR               FOR
 receiving dividend

PROPOSAL #10.: Approve the report on the Nomination                        ISSUER          YES          FOR               FOR
Committee and determine the number of Board Members
at 9 and Deputy Members to be elected at the meeting

PROPOSAL #11.: Re-elect Messrs. Sune Carlsson, Jacob                       ISSUER          YES          FOR               FOR
Wallenberg, Staffan Bohman, Christel Bories, Johan
Forssell, Ulla Litzen, Anders Ullberg and Margareth
Ovrum as the Board Members; and elect Mr. Ronnie
Leten, Senior Executive Vice President business area
Atlas Capco Compressor Technique as the new Member of
 the Board; elect Mr. Sune Carlsson as the Chairman
and Mr. Jacob Wallenberg as the Vice Chairman of the
Board of Director

PROPOSAL #12.: Approve to determine the remuneration                       ISSUER          YES          FOR               FOR
[in cash or partially in the form of synthetic
shares] to the Board of Directors and the
remuneration to its Committees, including the
proposal from the Board regarding the granting of a
mandate to acquire series A shares to hedge the costs
 for the synthetic shares as specified

PROPOSAL #13.A: Approve the report on the function                         ISSUER          YES          FOR               FOR
and work performed by the Board's Remuneration
Committee: guiding principles for the remuneration of
 Senior Executives as specified

PROPOSAL #13.B: Approve the report on the function                         ISSUER          YES          FOR               FOR
and work performed by the Board's Remuneration
Committee: a performance related personnel opinion
program for 2009 as specified

PROPOSAL #13.C: Approve the report on the function                         ISSUER          YES          FOR               FOR
and work performed by the Board's Remuneration
Committee: a mandate to acquire and transfer series A
 shares of the Company in connection with the
Perfromance Stock Option Plan 2009 as specified

PROPOSAL #14.: Authorize the Board to sell maximum                         ISSUER          YES          FOR               FOR
1,445,000 series B share, currently kept by the
Company for this purpose, to cover costs, primarily
cash settlements and social charges that may be
incurred in connection with the exercise of rights
under the 2006 and 2007 Performance Stock Option
Plans; the sale shall take place on NASDAQ OMX
Stockholm at a price within the registered price
interval at any given time; [Authority expires at the
 conclusion of the next AGM]

PROPOSAL #15.: Approve the proposal regarding                              ISSUER          YES          FOR               FOR
Nomination Committee as specified

PROPOSAL #16.: Approve a conditioned change of                             ISSUER          YES          FOR               FOR
Section 9, Sub Paragraph 1 of the Articles of
Association as specified

PROPOSAL #17.: Closing of the Meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ATLAS COPCO AB, NACKA
  TICKER:                N/A             CUSIP:     W10020118
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting and election of                       ISSUER          NO           N/A               N/A
Mr. Sune Carlsson as the Chairman of the meeting

PROPOSAL #2.: Preparation and approval of the voting                       ISSUER          NO           N/A               N/A
list

PROPOSAL #3.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #4.: Election of 1 or 2 persons to approve                        ISSUER          NO           N/A               N/A
the minutes

PROPOSAL #5.: Determination of whether the meeting                         ISSUER          NO           N/A               N/A
has been properly convened or not

PROPOSAL #6.: Present the annual report and the                            ISSUER          NO           N/A               N/A
Auditor's report as well as the consolidated annual
report and the consolidated Auditor's report

PROPOSAL #7.: The President's speech and questions                         ISSUER          NO           N/A               N/A
from shareholders to the Board of Directors and the
Management

PROPOSAL #8.: Receive the report on the functions of                       ISSUER          NO           N/A               N/A
and work performed by the Board of Directors and its
Audit Committee

PROPOSAL #9.A: Approve the profit and loss account                         ISSUER          YES          FOR               FOR
and the balance sheet as well as the consolidated
profit and loss account and the consolidated balance
sheet as well as the presentation by the Auditor

PROPOSAL #9.B: Grant discharge, from liability, to                         ISSUER          YES          FOR               FOR
the Board Members and the President

PROPOSAL #9.C: Approve a dividend for 2008 at SEK                          ISSUER          YES          FOR               FOR
3.00 per share according to the approved balance sheet

PROPOSAL #9.D: Approve 30 APR 2009 as the record day                       ISSUER          YES          FOR               FOR
for the dividend, and the dividend is expected to be
distributed by Euroclear Sweden AB on 06 MAY 2009

PROPOSAL #10.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Board Members 9

PROPOSAL #11.: Re-elect Messrs. Sune Carlsson, Jacob                       ISSUER          YES          FOR               FOR
Wallenberg, Staffan Bohman, Christel Bories, Johan
Forssel, Ulla Litzen, Anders Ullberg and Margareth
Ovrum as the Board Members; elect Mr. Ronnie Leten as
 the new Member of the Board; and Mr. Sune Carlsson
as the Chairman and Mr. Jacob Wallenberg as the Vice
Chairman of the Board of Directors

PROPOSAL #12.: Approve the fees as follows: SEK                            ISSUER          YES          FOR               FOR
1,500,000 to the Chairman, SEK 550,000 to the Vice
Chairman and SEK 450,000 to each other Board Member
not employed by the Company, a fee to the Members of
the Audit Committee of SEK 170,000 to the Chairman
and SEK 110,000 to the other 2 Members, a fee to each
 of the 3 Members of the Remuneration Committee of
SEK 60,000; a fee of SEK 60,000 to each Board Member
who, in addition to the above, participates in a
Committee in accordance with a decision of the Board
of Directors; each nominated Board Member shall have
the right to receive a part of the Board fee in the
form of synthetic shares and the rest in cash and to
receive the whole fee in cash; the total Board fees
amounts to SEK 4,750,000 of which SEK 2,375,000 can
in the form in synthetic shares; and authorize the
Board, until the next AGM, to decide on the
acquisition of shares in the Company at one or more
occasions in accordance with the following: a)
acquisition of not more than 70,000 series A shares;
b) the shares may only be acquired on NASDAQ OMX
Stockholm; and c) the shares may only be acquired at
a price per share within the registered trading
interval at any given point in time

PROPOSAL #13.A: Approve the guiding principles for                         ISSUER          YES          FOR               FOR
remuneration for the Senior Executives

PROPOSAL #13.B: Approve the performance stock option                       ISSUER          YES          FOR               FOR
plan for 2009

PROPOSAL #13.C: Authorize the Board, until the next                        ISSUER          YES          FOR               FOR
AGM, to decide on the acquisition of shares in the
Company at one or more occasions in accordance with
the following: a) acquisition of not more than
5,500,000 series A shares; b) the shares may only be
acquired on NASDAQ OMX Stockholm; and c) the shares
may only be acquired at a price per share within the
registered trading interval at any given point in
time; and approve to transfer the shares in the
Company in relation to the Company's personnel option
 program as specified

PROPOSAL #14.: Authorize the Board, until the next                         ISSUER          YES          FOR               FOR
AGM, to sell a maximum 1,445,000 series B shares,
currently kept by the Company for this purpose, to
cover costs, primarily cash settlements and social
charges that may be incurred in connection with the
exercise of rights under the 2006 and 2007
performance stock option plans; the sale shall take
place on NASDAQ OMX Stockholm at a price within the
registered price interval at any given time

PROPOSAL #15.: Approve the proposal regarding                              ISSUER          YES          FOR               FOR
Nomination Committee

PROPOSAL #16.: Approve the proposal regarding a                            ISSUER          YES          FOR               FOR
conditional change of the Articles of Association;
and that the decision regarding the change of the
Articles of Association shall be conditioned of the
fact that a change of the Swedish Companies Act [SFS
2005:551] as to the notice to a general meeting
entered into force and which change has the effect to
 that the proposed wordings of Section 9 Sub-
paragraph 1, above is in compliance with the

PROPOSAL #17.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ATOS ORIGIN, PARIS-LA DEFENSE
  TICKER:                N/A             CUSIP:     F06116101
  MEETING DATE:          2/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Ratify the appointment of Mr. Jean                          ISSUER          YES          FOR               FOR
Philippe Thierry as a Member of the Supervisory
Board, to replace Mr. Didier Cherpitel, for the
remainder of Mr. Didier Cherpitel's term of office,
I.E until the shareholders' meeting called to approve
 the financial statements for the FY 2010

PROPOSAL #O.2: Ratify the appointment of Mr. Bertrand                      ISSUER          YES          FOR               FOR
 Meunier as a Member of the Supervisory Board, to
replace Mr. Dominique Bazy, for the remainder of Mr.
Dominique Bazy's term of office, I.E., until the
share holders' meeting called to approve the
financial statements for the FY 2010

PROPOSAL #O.3: Ratify the appointment of Mr. Michel                        ISSUER          YES          FOR               FOR
Paris as a Member of the Supervisory Board, to
replace Mr. Diethart Breipohl, for the remainder of
Mr. Diethart Breipohl's term of office, I.E., until
the shareholders' meeting called to approve the
financial statements for the FY 2010

PROPOSAL #O.4: Receive the special report of the                           ISSUER          YES        ABSTAIN           AGAINST
Auditors on agreements Governed by Article L.225.38
of the French Commercial Code, approves the
agreements concerning Mr. Wilbert Kieboom

PROPOSAL #O.5: Receive the special report of the                           ISSUER          YES        ABSTAIN           AGAINST
Auditors on agreements Governed by Article L.225.86
of the French Commercial Code, approves the
agreements concerning Mr. Wilbert Kieboom

PROPOSAL #E.6: Approve to decide that the Company                          ISSUER          YES          FOR               FOR
shall be ruled by the Board of Directors

PROPOSAL #E.7: Amend the Article number 1, 3, 4, 5,                        ISSUER          YES        AGAINST           AGAINST
6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19,
20, 21, 22, 23, 24 , 25, 26, 27, 28, 29, 30, 31, 32,
33, 34, 35, 36, 37, 38, 39, 40, 41 and 42 of the

PROPOSAL #E.8: Receive the Board of Directors report,                      ISSUER          YES        AGAINST           AGAINST
 to renew the delegation previously given in
Resolution 12 adopted by the shareholders' meeting of
 03 JUN 2005 following the reading of the Board of
Directors report, to renew the delegation previously
given in Resolution 12 adopted by the shareholders'
meeting of 23 MAY 2006 following the reading of the
Board of Directors report, to renew the delegation
previously given in Resolution 13 adopted by the
shareholders' meeting of 23 MAY 2006 following the
reading of the Board of Directors report, to renew
the delegation previously given in Resolution 7
adopted by the shareholders' meeting of 23 MAY 2007
following the reading of the Board of Directors
report, to renew the de legation previously given in
Resolution 8 adopted by the shareholders' meeting of
23 MAY 2007 following the reading of the Board of
Directors report, to renew the delegation previously
given in Resolution 9 adopted by the shareholders'
meeting of 23 MAY 2007 following the reading of the
Board of Directors report, to renew the delegation
previously given in Resolution 16 adopted by the
shareholders' meeting of 12 JUN 2008 following the
reading of the Board of Directors report, to renew
the delegation previously given in Resolution 17
adopted by the shareholders' meeting of 12 JUN 2008

PROPOSAL #O.9: Appoint Mr. Rene Abate as a Director                        ISSUER          YES          FOR               FOR
for a 3 year period

PROPOSAL #O.10: Appoint Mr. Behda Alizadeh as a                            ISSUER          YES          FOR               FOR
Director for a 3 year period

PROPOSAL #O.11: Appoint Mr. Nicolas Bazire as a                            ISSUER          YES          FOR               FOR
Director for a 3 year period

PROPOSAL #O.12: Appoint Mr. Jean Paul Bechat as a                          ISSUER          YES          FOR               FOR
Director for a 3 year period

PROPOSAL #O.13: Appoint Mr. Thierry Breton as a                            ISSUER          YES          FOR               FOR
Director for a 3 year period

PROPOSAL #O.14: Appoint Mr. Dominique Megret as a                          ISSUER          YES          FOR               FOR
Director for a 3 year period

PROPOSAL #O.15: Appoint Mr. Bertrand Meunier as a                          ISSUER          YES          FOR               FOR
Director for a 3 year period

PROPOSAL #O.16: Appoint Mr. Michel Paris for as a                          ISSUER          YES          FOR               FOR
Director for a 3 year period

PROPOSAL #O.17: Appoint Mr. Vernon Sankey as a                             ISSUER          YES          FOR               FOR
Director for a 3 year period

PROPOSAL #O.18: Appoint Mr. Jean Philippe Thierry for                      ISSUER          YES          FOR               FOR
 a 3 year period

PROPOSAL #O.19: Appoint Mr. Pasquale Pistorio for a 3                      ISSUER          YES          FOR               FOR
 year period

PROPOSAL #O.20: Approve the Resolutions 6 and 7, to                        ISSUER          YES          FOR               FOR
award total annual fees of EUR 500,000.00 to the
Board of Directors

PROPOSAL #O.21: Approve the Resolutions 6 and 7, to                        ISSUER          YES          FOR               FOR
renew the delegation previously given in Resolution 7
 adopted by the shareholders' meeting of 12 JUN 2008

PROPOSAL #O.22: Elect a Director by the employees of                       ISSUER          YES        AGAINST           AGAINST
the Company and of its subsidiary to amend the
Article 16 of the Bylaws

PROPOSAL #O.23: Grant authority to the bearer of an                        ISSUER          YES          FOR               FOR
original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ATOS ORIGIN, PARIS-LA DEFENSE
  TICKER:                N/A             CUSIP:     F06116101
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE 31 DEC 2008

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Approve the regulated agreements                            ISSUER          YES        AGAINST           AGAINST
referred to in the Articles L.225-38 and L.225-86 of
the Commercial Code

PROPOSAL #O.5: Approve the benefits due at a rate of                       ISSUER          YES        AGAINST           AGAINST
the end of duties of a Board Member

PROPOSAL #O.6: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
purchase, hold or transfer Company's shares

PROPOSAL #O.7: Elect the Board Member representing                         ISSUER          YES          FOR               FOR
employee shareholders in accordance with the
regulated agreements referred to in Article L.225-23
of the Commercial Code; appoint Madame Jean Fleming

PROPOSAL #O.8: Elect the Board Member representing                         ISSUER          YES          FOR               FOR
employee shareholders in accordance with the
regulated agreements referred to in Article L.225-23
of the Commercial Code; appoint Mr. Benoit Orfila

PROPOSAL #O.9: Elect the Board Member representing                         ISSUER          YES          FOR               FOR
employee shareholders in accordance with the
regulated agreements referred to in Article L.225-23
of the Commercial Code; appoint Mr. Daniel Coulon

PROPOSAL #O.10: Elect the Board Member representing                        ISSUER          YES          FOR               FOR
employee shareholders in accordance with the
regulated agreements referred to in Article L.225-23
of the Commercial Code; appoint Mr. Raymonde Tournois

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
proceed with the issue of shares or other equity
securities of the Company or securities giving access
 to the Company's capital or any of its subsidiaries,
 with maintenance of preferential subscription rights
 of shareholders

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
issue common shares of the Company and securities
giving access to common shares of the Company or any
of its Subsidiaries, with cancellation of
preferential subscription rights of shareholders

PROPOSAL #E.13: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
the event of capital increase with or without
cancellation of preferential subscription rights of
shareholders, to increase the number of shares to be
issued

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue common shares and securities giving access to
common shares, in case of a public offer exchange
initiated by the Company on the securities of a third
 party Company

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
issue common shares and securities giving access to
common shares in order to remunerate contributions in
 kind made to the Company and consist of equity
securities or securities giving access to capital

PROPOSAL #E.16: Approve to limit the global                                ISSUER          YES          FOR               FOR
authorizations

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the Company's capital by incorporation of
reserves, profits or bonuses

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the Company's capital with cancellation of
preferential subscription rights for the benefit of
employees of the Company and its affiliates

PROPOSAL #E.19: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant options to subscribe or purchase Company's

PROPOSAL #E.20: Powers                                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ATRIUM EUROPEAN REAL ESTATE LIMITED
  TICKER:                N/A             CUSIP:     G0621C105
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Atrium European Real                          ISSUER          YES        ABSTAIN           AGAINST
Estate Limited [the Company] to arrange through
Atrium European Real Estate Nominees Limited for the
purchase of acquired certificates as hereinafter
defined within the limits stated in this resolution,
in accordance with Articles 55 and 57 of the
Companies [jersey] Law 1991 [the law] to repurchase
from Atrium European Real Estate Nominees Limited,
for the consideration paid by Atrium European Real
Estate Nominees Limited for the corresponding
acquired certificates, up to 50,000,000 ordinary
shares of the Company represented by the Acquired
Certificates, as contemplated by the contingent
purchase agreement tabled by the Chairman of this
meeting and initialed for the purposes of
identification, [Authority expires on the date of the
 next AGM of the Company but in any event no later
than 18 months after the passing of this resolution]
references in this resolution to the 'Acquired
Certificates' mean the Austrian depository
certificates representing ordinary shares of the
Company acquired from time to time by Atrium European
 Real Estate Nominees Limited where the maximum
number of such certificates acquired shall be
50,000,000, the consideration payable for any such
purchase will not be less than 1% per Acquired
Certificate or higher than EUR 10 per Acquired
Certificate and such contingent Purchase Agreement to
 be entered into between the Company and Atrium
European Real Estate Nominees Limited in accordance

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ATRIUM EUROPEAN REAL ESTATE LIMITED
  TICKER:                N/A             CUSIP:     G0621C105
  MEETING DATE:          4/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #s.1: Amend the By-Laws                                           ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #s.2: Approve the purchase of special voting                      ISSUER          YES        ABSTAIN           AGAINST
 shares from CPI CEE Limited, CPI CEE Coinvest 1, 2
and 3 Limited and Gazit Midas Limited

PROPOSAL #3.: Approve the issuance of an Employee                          ISSUER          YES        ABSTAIN           AGAINST
Share Option Plan

PROPOSAL #4.: Approve the issuance of a purchase and                       ISSUER          YES        ABSTAIN           AGAINST
option agreement between the Company and CPI CEE
Limited, CPI CEE Coinvest 1, 2 and 3 Limited and
Gazit Midas Limited

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ATRIUM EUROPEAN REAL ESTATE LIMITED
  TICKER:                N/A             CUSIP:     G0621C105
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve, Atrium European Real Estate                      ISSUER          NO           N/A               N/A
 Limited proposing to arrange through Atrium European
 Real Estate Nominees Limited for the purchase of
Acquired Certificates [as defined below] within the
limits stated in this resolution, in accordance with
Article 57 of the Companies [Jersey] Law 1991 to
repurchase from the Nominee, for the consideration
paid by the Nominee for the corresponding Acquired
Certificates [as defined below], up to 50,000,000
ordinary shares of the Company represented by the
Acquired Certificates, as contemplated by the
Contingent Purchase Agreement tabled by the Chairman
of this meeting and initiated for the purposes of
identification, such authority to expire on the date
of the next AGM of the Company but in any event no
later 18 months after the passing of this resolution;
 references in this resolution to the Acquired
Certificates mean the Austrian depository
certificates representing ordinary shares of the
Company acquired from time to time by the Nominee
where the maximum number of such certificates
acquired shall be 50,000,000 and the consideration
payable for any such purchase will not be less than
EUR 0.01 per Acquired Certificate or higher than EUR
10.00 per Acquired Certificate

PROPOSAL #S.1.2: Approve the such contingent purchase                      ISSUER          NO           N/A               N/A
 agreement to be entered into between the Company and
 the nominee in accordance with Article 57 of the Law

PROPOSAL #2.: Receive and approve the accounts of the                      ISSUER          NO           N/A               N/A
 Company for the YE 31 DEC 2009 and the report of the
 Directors and Auditors thereon

PROPOSAL #3.: Re-appoint KPMG Channel Islands Limited                      ISSUER          NO           N/A               N/A
 as the Company's Auditors

PROPOSAL #4.: Authorize the Directors to agree the                         ISSUER          NO           N/A               N/A
Auditors remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AU OPTRONICS CORP.
  TICKER:                AUO             CUSIP:     002255107
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #B1: TO ACCEPT THE 2008 BUSINESS REPORT AND                       ISSUER          YES          FOR               FOR
FINANCIAL STATEMENTS

PROPOSAL #B2: TO APPROVE THE PROPOSAL FOR THE                              ISSUER          YES          FOR               FOR
DISTRIBUTION OF 2008 PROFITS

PROPOSAL #B3: TO APPROVE THE PROPOSAL FOR THE                              ISSUER          YES          FOR               FOR
CAPITALIZATION OF 2008 STOCK DIVIDENDS AND EMPLOYEE
STOCK BONUSES

PROPOSAL #B4: TO APPROVE THE PROPOSAL FOR THE                              ISSUER          YES          FOR               FOR
REVISIONS TO ARTICLES OF INCORPORATION

PROPOSAL #B5: TO APPROVE THE PROPOSAL FOR THE                              ISSUER          YES          FOR               FOR
REVISIONS TO THE HANDLING PROCEDURES FOR ACQUISITION
OR DISPOSITION OF ASSETS, HANDLING PROCEDURES FOR
CONDUCTING DERIVATIVE TRANSACTIONS, HANDLING
PROCEDURES FOR CAPITAL LENDING, AND HANDLING
PROCEDURES FOR PROVIDING ENDORSEMENTS AND GUARANTEES
FOR THIRD PARTIES

PROPOSAL #B6: TO APPROVE THE PROPOSAL FOR THE                              ISSUER          YES          FOR               FOR
REVISIONS TO THE RULES FOR THE ELECTION OF DIRECTORS

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUCKLAND INTERNATIONAL AIRPORT LTD
  TICKER:                N/A             CUSIP:     Q06213104
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Anthony Frankham as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #2.: Re-elect Mr. Keith Turner as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation

PROPOSAL #3.: Authorize the Directors to fix the fees                      ISSUER          YES          FOR               FOR
 and the expenses of the Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUSTEREO GROUP LTD
  TICKER:                N/A             CUSIP:     Q0741V115
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: To consider the Directors' report and                        ISSUER          NO           N/A               N/A
financial statements of the Company for the period
ended 30 JUN 2008

PROPOSAL #B.: Approve the remuneration report of the                       ISSUER          YES          FOR               FOR
Company for the YE 30 JUN 2008

PROPOSAL #C.i: Re-elect Mr. John R. Kirby as a                             ISSUER          YES        AGAINST           AGAINST
Director, who retires by rotation in accordance with
Clause 58.1 of the Constitution

PROPOSAL #C.ii: Re-elect Mr. R. David Mattingly as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Clause 58.1 of the Constitution

PROPOSAL #C.iii: Re-elect Mr. Christopher J. Newman                        ISSUER          YES          FOR               FOR
as a Director, who retires by rotation in accordance
with Clause 58.1 of the Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUSTRALAND PROPERTY GROUP
  TICKER:                N/A             CUSIP:     Q07932108
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                           ISSUER          YES          FOR               FOR
reports of AHL, APT, APT4 and APT5 and the reports of
 the Directors and of the Auditor thereon in respect
of the YE 31 DEC 2008

PROPOSAL #2.: Adopt the AHL remuneration report for                        ISSUER          YES          FOR               FOR
the YE 31 DEC 2008

PROPOSAL #3.1: Re-elect Mr. Paul Dean Isherwood as a                       ISSUER          YES          FOR               FOR
Director of AHL, who retire in accordance with Clause
 10.3 of the Constitution

PROPOSAL #3.2: Re-elect Mr. Ee Chee Hong as a Non-                         ISSUER          YES          FOR               FOR
Executive Director of AHL, who retire in accordance
with Clause 10.8 of the Constitution

PROPOSAL #4.: Approve, for all purposes, for: a) the                       ISSUER          YES          FOR               FOR
granting of 3,571,000 Performance Rights to Mr.
Robert Johnston in relation to the 2009 offer under
the Australand Performance Rights Plan; b) the issue
or transfer of Australand staple securities to Mr.
Johnston upon vesting of the performance rights, as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUSTRALIA & NEW ZEALAND BANKING GROUP LTD, MELBOUR
  TICKER:                N/A             CUSIP:     Q09504137
  MEETING DATE:          12/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, financial                         ISSUER          NO           N/A               N/A
report and the reports of the Directors and the
Auditor for the YE 30 SEP 2008

PROPOSAL #2.: Approve, purposes of ASX Listing Rules                       ISSUER          YES          FOR               FOR
7.1 and 7.4, the issue or intended issue of the
securities by the Company, as specified

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 SEP 2008

PROPOSAL #4.: Grant 700,000 options to Mr. Michael                         ISSUER          YES          FOR               FOR
Smith, the Managing Director and the Chief Executive
Officer of the Company, on the terms as specified

PROPOSAL #5.: Approve to increase the maximum annual                       ISSUER          YES          FOR               FOR
aggregate amount of the remuneration [within the
meaning of the Company's Constitution] that Non-
Executive Directors are entitled to be paid for their
 services as Directors out of the funds of the
Company under rule 10.2(a) of the Constitution by AUD
 500,000 and fixed at AUD 3,500,000

PROPOSAL #6.a: Elect Mr. R.J. Reeves as a Director                         ISSUER          YES                          AGAINST

PROPOSAL #6.b: Elect Mr. P.A.F. Hay as a Director,                         ISSUER          YES          FOR               FOR
who retires in accordance with the Company's

PROPOSAL #6.c: Re-elect Mr. C.B. Goode as a Director,                      ISSUER          YES          FOR               FOR
 who retires in accordance with the Company's
Constitution

PROPOSAL #6.d: Elect Ms. A.M. Watkins as a Director,                       ISSUER          YES          FOR               FOR
who retires in accordance with the Company's
Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUSTRALIAN WEALTH MANAGEMENT LTD
  TICKER:                N/A             CUSIP:     Q11265107
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and discuss the Company's                            ISSUER          YES          FOR               FOR
financial statements and the report for the FYE 30
JUN 2008

PROPOSAL #2.: Re-elect Mr. George Venardos as a                            ISSUER          YES          FOR               FOR
Director, in accordance with the Company's

PROPOSAL #3.: Re-elect Mr. John Warburton as a                             ISSUER          YES          FOR               FOR
Director, in accordance with the Company's

PROPOSAL #4.: Adopt the Company's remuneration report                      ISSUER          YES          FOR               FOR
 for the FYE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUSTRALIAN WEALTH MANAGEMENT LTD
  TICKER:                N/A             CUSIP:     Q11265107
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the scheme of arrangement in                         ISSUER          YES          FOR               FOR
relation to the proposal to merge AWM and IOOF
Holdings Ltd (IOOF) announced on 24 NOV 2008 [the
Proposal]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUTOBACS SEVEN CO.,LTD.
  TICKER:                N/A             CUSIP:     J03507100
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AUTOGRILL SPA, ROZZANO
  TICKER:                N/A             CUSIP:     T8347V105
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet as of 31 DEC                       ISSUER          NO           N/A               N/A
2008 and management report, related resolutions,
consolidated balance sheet as of 31 DEC 2008

PROPOSAL #2.: Appoint the Board of Auditor's,                              ISSUER          NO           N/A               N/A
Chairman, regular Auditor's and Alternate Auditor's
and approve to determine of their emoluments

PROPOSAL #3.: Receive the report of the Board of                           ISSUER          NO           N/A               N/A
Director's related to the proposal of authorize the
Board of Director's under Article 2357 and specefied
of the civil code and Article 132 of Law Decree NR.58
 1998 for the purchase and the disposal for a MAX of
NR 12.720.000 own shares and authorize the Board of
Director's related and consequential resolutions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AVENG LTD
  TICKER:                N/A             CUSIP:     S0805F129
  MEETING DATE:          10/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Company's and the group's                          ISSUER          YES          FOR               FOR
annual financial statements for the YE 30 JUN 2008

PROPOSAL #2.1: Re-elect Mr. A.W.B. Band as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of the
Company's Articles of Association

PROPOSAL #2.2: Re-elect Mr. V.Z. Mntambo as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of the
Company's Articles of Association

PROPOSAL #2.3: Re-elect Mr. M.J.D. Ruck as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of the
Company's Articles of Association

PROPOSAL #2.4: Re-elect Mr. W.R. Jardine as a                              ISSUER          YES          FOR               FOR
Director, who retires at this AGM in terms of the
Company's Articles of Association

PROPOSAL #2.5: Re-elect Mr. J.J.A. Mashaba as a                            ISSUER          YES          FOR               FOR
Director, who retires at this AGM in terms of the
Company's Articles of Association

PROPOSAL #3.: Approve the annual fees payable to the                       ISSUER          YES          FOR               FOR
Non-Executive Directors with effect from 01 OCT 2008

PROPOSAL #S.4: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 or any of its subsidiary of the Company, from time
to time of the issued ordinary shares of the Company
and in terms of Section 85 and 89 of the Companies
Act, 1973 [Act 61 of 1973], as amended [the Companies
 Act], subject to the Articles of Association of the
Company, the provisions of the Companies Act and the
Listing Requirements of the JSE Limited [JSE], where
applicable, provided that: not exceeding in aggregate
 20% of the Company's issued ordinary share capital
as at the date of the grant of this general
authority, the acquisitions of ordinary shares will
be effected through order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counter party at a price of no more than 10%
above the weighted average market price of such
shares over the previous 5 business days immediately
preceding the date on which the transaction is
effected; the Company may only appoint 1 agent to
effect any repurchases on its behalf; after any
repurchase the Company must still comply with the
Listing Requirements of the JSE concerning
shareholder spread requirements; repurchases may not
be undertaken by the Company or any of its wholly
owned subsidiaries during a prohibited period as
defined in the Listing Requirements of the JSE unless
 a repurchase programme is in place where the dates
and quantities of securities to be traded during the
relevant period are fixed and full details of the
programme have been disclosed in and announcement
over SENS prior to the commencement of the prohibited
 period; a paid press announcement will be published
when the Company has acquired, on a cumulative basis,
 3% of the initial number of the ordinary shares and
for each 3% in aggregate of the initial number of
such shares acquired thereafter; and upon entering
the market to proceed with the repurchase, the
Company's sponsor has confirmed the adequacy of the
Company's and the group's working capital for the
purposes of undertaking a repurchase of shares, in
accordance with the Listing Requirements of the JSE;
[Authority expires the earlier of the Company's next
AGM of the Company or 15 months from the date of the
passing of this special resolution]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AVI LTD
  TICKER:                N/A             CUSIP:     S0808A101
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements                      ISSUER          YES          FOR               FOR
 for the YE 20 JUN 2008 together with the reports of
the Directors and the Auditors

PROPOSAL #2.: Re-appoint KPMG Inc. as the External                         ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #3.: Re-elect Mr. AWB Band as a Director,                         ISSUER          YES          FOR               FOR
who retire by rotation in accordance with Company's
Articles of Association

PROPOSAL #4.: Re-elect Mr. S L Crutchley as a                              ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. JR Hersov as a Director,                        ISSUER          YES          FOR               FOR
who retire by rotation in accordance with Company's
Articles of Association

PROPOSAL #6.: Re-elect Ms. NT Moholi as a Director,                        ISSUER          YES          FOR               FOR
who retire by rotation in accordance with Company's
Articles of Association

PROPOSAL #7.: Re-elect Mr. A Nuhn as a Director, who                       ISSUER          YES          FOR               FOR
retire by rotation in accordance with Company's
Articles of Association

PROPOSAL #S.8: Authorize the Company or any of its                         ISSUER          YES          FOR               FOR
subsidiaries, by way of a general approval, to
acquire ordinary shares issued by the Company, in
terms of sections 85[2], [3] and Section 89,
respectively, of the Companies Act No 61 of 1973, as
amended, [ the Companies Act] and in terms of the
Listings Requirements [Listings Requirements] of the
JSE Limited [the JSE], namely that: any such
acquisition of ordinary shares shall be effected
through the order book operated by the JSE trading
system and done without any prior understanding or
arrangement between the Company and the counterparty;
 any such acquisition of ordinary shares is
authorized by the Company's Articles of Association;
this general authority shall be valid until the
Company's next annual general meeting, provided that
it shall not extend beyond 15 [fifteen] months from
the date of passing of this special resolution;
acquisitions of shares in aggregate in any one
financial year may not exceed 15% of the Company's
issued ordinary share capital as at the date of
passing of this special resolution; in determining
the price at which ordinary shares issued by the
Company are acquired by it or any of its subsidiaries
 in terms of this general authority, the maximum
premium at which such ordinary shares may be acquired
 will be 10% of the weighted average of the market
value at which such ordinary shares are traded on the
 JSE as determined over the five business days
immediately preceding the date of repurchase of such
ordinary shares by the Company or any of its
subsidiaries; at any point in time, the Company may
only appoint one agent to effect any repurchase on
the Company's behalf; the Company's sponsor must
confirm the adequacy of the Company's working capital
 for purposes of undertaking the repurchase of shares
 in writing to the JSE before entering the market to
proceed with the repurchase; the Company must remain
in compliance with the minimum shareholder spread
requirements of the Listings Requirements; the
Company and/or its subsidiaries may not repurchase
any shares during a prohibited period as defined by
the Listings Requirements unless they have in place a
 repurchase programme where the dates and quantities
of ordinary shares to be traded during the relevant
period are fixed and full details of the programme
have been disclosed in an announcement over SENS
prior to the commencement of the prohibited period;
and shares held by the AVI incentive share trusts
will not have their votes at general meetings taken
account of for Listings Requirements resolution
approval purposes The directors, having considered
the effects of the repurchase of the maximum number
of ordinary shares in terms of the foregoing general
authority, consider that for a period of 12 months
after the date of the notice of this annual general
meeting: the Company and the Group will be able, in
the ordinary course of business, to pays its debts;
the assets of the Company and the Group, fairly
valued in accordance with generally accepted

PROPOSAL #9.: Approve to increase the Directors fees,                      ISSUER          YES          FOR               FOR
 with effect from 01 JUL 2008: the fees payable to
the current Non-Executive Directors, excluding the
Chairman and the foreign Non-Executive Director, Mr.
Adriaan Nuhn, be increased from ZAR 110,000 per year
to ZAR 132,000 per year; the fees payable to the
members of the Appointments and Remuneration
Committee, excluding the chairman of this committee,
be increased from R30,000 per year to ZAR 33 000 per
year; the fees payable to the members of the Audit
Committee, excluding the chairman of this committee,
be increased from ZAR 45,000 per year to ZAR 49 500
per year; the fees payable to the chairman of the
Appointments and Remuneration Committee be increased
from ZAR 60,000 per year to ZAR 66,000 per year; the
fees payable to the chairman of the Audit Committee
be increased from ZAR 80,000 per year to ZAR 88,000
per year; the fees payable to the chairman of the
Board of Directors be increased from ZAR 350,000 per
year to ZAR 512,000 per year; the fees payable to the
 foreign non-executive director, Adriaan Nuhn be set
at the rand equivalent to EUR 30,000per year; The
fees payable in terms of this resolution shall be
paid as a combination of a fixed retainer and for
attendance at those meetings formally convened The
increases in Directors' fees proposed in terms of the
 resolution above are based on a detailed review and
comparison of non-executive Directors' fees with
market-related benchmarks, together with an
evaluation of the time required by Directors to keep
up to date with the affairs of the Company and to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AVIVA PLC, LONDON
  TICKER:                N/A             CUSIP:     G0683Q109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                            ISSUER          YES          FOR               FOR
accounts

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect Mr. Mark Hodges                                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Ms. Euleen Goh                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Ms. Mary Francis                                    ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Ms. Carole Piwnica                                  ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Russell Walls                                   ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Richard Karl Goeltz                             ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint Ernst and Young LLP                               ISSUER          YES          FOR               FOR

PROPOSAL #10.: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the Auditors remuneration

PROPOSAL #11.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital of the Company

PROPOSAL #12.: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
relevant securities subject to the restrictions set
out in the resolution

PROPOSAL #S.13: Approve the renewal of the authority                       ISSUER          YES          FOR               FOR
to make non pre emptive share allotments

PROPOSAL #14.: Approve the Directors' remuneration                         ISSUER          YES          FOR               FOR
report

PROPOSAL #S.15: Approve to call the general meetings                       ISSUER          YES          FOR               FOR
other than AGM on not less than 14 clear days notice

PROPOSAL #16.: Authorize the Company and any                               ISSUER          YES          FOR               FOR
subsidiary Company in the group to make political
donations

PROPOSAL #17.: Authorize the Company to introduce a                        ISSUER          YES          FOR               FOR
Scrip Dividend Scheme

PROPOSAL #S.18: Grant authority for the purchase of                        ISSUER          YES          FOR               FOR
the Company's ordinary shares up to a specified amount

PROPOSAL #S.19: Grant authority for the purchase of                        ISSUER          YES          FOR               FOR
the Company's 8.34% preference shares up to a
specified amount

PROPOSAL #S.20: Grant authority for the purchase of                        ISSUER          YES          FOR               FOR
the Company's 8.38% preference shares up to a
specified amount

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AWB FIN LTD
  TICKER:                N/A             CUSIP:     Q12332104
  MEETING DATE:          8/21/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the constitution by omitting                          ISSUER          YES          FOR               FOR
Article 2

PROPOSAL #S.2: Amend, subject to the Special                               ISSUER          YES          FOR               FOR
resolution 1 being passed at this meeting and also at
 a meeting of A class shareholders in accordance with
 Article 4.1 of the Company's constitution, that the
company, the Constitution by omitting paragraph (a)
of the Article 12.17 and substituting the Articles
12.17, 12.18 and 12.19 apply despite anything else in
 this Constitution, Articles 12.17, 12.18, and 12.19
will cease to apply on the date that is 3years after
the date the Redemption event occurs

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AWB FIN LTD
  TICKER:                N/A             CUSIP:     Q12332104
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Adopt the new Constitution of the                           ISSUER          YES          FOR               FOR
Company as specified, in substitution for the
existing Constitution of the Company

PROPOSAL #2.a: Re-elect Mr. Steve Chamarettee as a                         ISSUER          YES          FOR               FOR
Director, who retires from office in accordance with
the New Constitution

PROPOSAL #2.b: Re-elect Mr. Brendan Fitzgerald as a                        ISSUER          YES          FOR               FOR
Director, who retires from office in accordance with
the New Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AWB FIN LTD
  TICKER:                N/A             CUSIP:     Q12332104
  MEETING DATE:          2/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's financial report,                      ISSUER          NO           N/A               N/A
 the Director's report and the Auditor's report for
the FYE 30 SEP 2008

PROPOSAL #2.A: Elect Mr. John Schmoll as a Director                        ISSUER          YES          FOR               FOR
who retires in accordance with the Company's
Constitution

PROPOSAL #2.B: Elect Mr. Fred Grimwade as a Director                       ISSUER          YES          FOR               FOR
who retires in accordance with the Company's
Constitution

PROPOSAL #3.: Adopt the remuneration report [which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report] for the YE 30
SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AXA ASIA PACIFIC HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Q12354108
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To consider the financial report,                            ISSUER          NO           N/A               N/A
Director's report and the Auditor's report for the YE
 31 DEC 2008

PROPOSAL #2.A: Re-elect Mr. Paul Cooper as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
AXA APH's Constitution

PROPOSAL #2.B: Re-elect Mr. Patrica Akopiantz as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
AXA APH's Constitution

PROPOSAL #2.C: Elect Mr. Anthony Froggatt as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
AXA APH's Constitution

PROPOSAL #2.D: Elect Mr. Peter Sullivan as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
AXA APH's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

PROPOSAL #4.: Approve the grant to Mr. Andrew Penn                         ISSUER          YES          FOR               FOR
[Group Chief Executive] of up to 1,350,000 allocation
 rights such participation to be in accordance with
the terms of the AXA APH Executive Performance Plan
[Executive Performance Plan]

PROPOSAL #5.: Approve, for the purposes of Article                         ISSUER          YES          FOR               FOR
12.13 of the Constitution of AXA APH and Listing Rule
 10.17, the maximum aggregate amount that may be paid
 to Non-Executive Directors as remuneration for their
 services in any FY to increase by USD 600,000 to
2,200,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AXA SA, PARIS
  TICKER:                N/A             CUSIP:     F06106102
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve to accept the consolidated                          ISSUER          YES          FOR               FOR
financial statements and statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 0.40 per share

PROPOSAL #O.4: Approve the Auditors' special report                        ISSUER          YES          FOR               FOR
regarding related-party transactions

PROPOSAL #O.5: Re-elect Mr. Jacques de Chateauvieux                        ISSUER          YES          FOR               FOR
as the Supervisory Board Member

PROPOSAL #O.6: Re-elect Mr. Anthony Hamilton as a                          ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.7: Re-elect Mr. Michel Pebereau as a                           ISSUER          YES        AGAINST           AGAINST
Supervisory Board Member

PROPOSAL #O.8: Re-elect Mr. Dominique Reiniche as a                        ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.9: Elect Mr. Ramon de Oliveira as a                            ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.10: Grant authority to the repurchase of                       ISSUER          YES        AGAINST           AGAINST
up to 10 % of issued share capital

PROPOSAL #E.11: Grant authority to the capitalization                      ISSUER          YES          FOR               FOR
 of reserves of up to EUR 1 billion for bonus issue
or increase in par value

PROPOSAL #E.12: Grant authority to the issuance of                         ISSUER          YES          FOR               FOR
equity or equity-linked securities with preemptive
rights up to aggregate nominal amount of EUR 2 billion

PROPOSAL #E.13: Grant authority to the issuance of                         ISSUER          YES          FOR               FOR
equity or equity- linked securities without
preemptive rights up to aggregate nominal amount of

PROPOSAL #E.14: Authorize the Board to set issue                           ISSUER          YES          FOR               FOR
price for 10 % of issued capital pursuant to issue
authority without preemptive rights

PROPOSAL #E.15: Authorize the Board to increase                            ISSUER          YES          FOR               FOR
capital in the event of additional demand related to
delegation submitted to shareholder vote items 12 to
14 and 16 to 18

PROPOSAL #E.16: Grant authority to the capital                             ISSUER          YES          FOR               FOR
increase of up to EUR 1 billion for future exchange
offers

PROPOSAL #E.17: Grant authority to the capital                             ISSUER          YES          FOR               FOR
increase of up to 10 % of issued capital for future
acquisitions

PROPOSAL #E.18: Grant authority to the issuance of                         ISSUER          YES          FOR               FOR
equity upon conversion of a subsidiary's equity-
linked securities for up to EUR 1 billion

PROPOSAL #E.19: Approve the issuance of securities                         ISSUER          YES          FOR               FOR
convertible into debt

PROPOSAL #E.20: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.21: Approve the Stock Purchase Plan                            ISSUER          YES          FOR               FOR
reserved for employees of international subsidiaries

PROPOSAL #E.22: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.23: Grant authority to the issuance of                         ISSUER          YES        AGAINST           AGAINST
preferred stock in favor of Axa Assurances IARD
Mutuelle and Axa Assurances Vie Mutuelle for up to
aggregate nominal amount of EUR 1 billion

PROPOSAL #E.24: Grant authority to the issuance of                         ISSUER          YES          FOR               FOR
preferred stock with preemptive rights for up to
aggregate nominal amount of EUR 1 billion

PROPOSAL #E.25: Grant authority to the issuance of                         ISSUER          YES        AGAINST           AGAINST
preferred stock without preemptive rights for up to
aggregate nominal amount of EUR 1 billion

PROPOSAL #E.26: Adopt the new Articles of                                  ISSUER          YES          FOR               FOR
Association, pursuant to items 23 through 25

PROPOSAL #E.27: Grant authority to the filing of                           ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AXIATA GROUP BHD
  TICKER:                N/A             CUSIP:     Y8842Y103
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the FYE 31 DEC 2008 together with the
report of the Directors and the Auditors thereon

PROPOSAL #2.: Re-elect Mr. Tan Sri Dato' Azman Hj.                         ISSUER          YES          FOR               FOR
Mokhtar, who retires by rotation pursuant to Article
93 of the Company's Articles of Association

PROPOSAL #3.: Re-elect Mr. Tan sri Ghazzali Sheik                          ISSUER          YES          FOR               FOR
Abdul Khalid as a Director, who retires by rotation
pursuant to Article 93 of the Company's Articles of
Association

PROPOSAL #4.: Re-elect Mr. Datuk Azzat Kamaludin as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Juan Villalonga Navarro as                      ISSUER          YES          FOR               FOR
 a Director, who retires by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #6.: Re-elect Ms. Gita Irawan Wirjawan as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 93 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Ismael Fariz Ali as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 93 of the Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. David Lau Nai Pek as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 93 of the Company's Articles of Association

PROPOSAL #9.: Approve the payment of Directors fees                        ISSUER          YES          FOR               FOR
of MYR 1376,697.00 for the FYE 31 DEC 2008

PROPOSAL #10.: Reappoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company for the FYE during 31 DEC
 2009 and o authorize the Directors to fix their

PROPOSAL #11.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 132D of the Companies act, 1965, to issue
shares in the capital of the Company at any time
[Authority expires until the conclusion of the next
AGM of the Company]; terms and conditions and for
such purposes as he Directors may, in their absolute
discretion, deem fit provided that the aggregated no
o shares to be issued, does not exceed 10% of the
issued shard capital of the Company for the time
being, where such approval is necessary

PROPOSAL #12.: Approve in accordance with paragraph                        ISSUER          YES          FOR               FOR
10.09 of the listing requirements of Bursa Malaysia
securities Berhard,  given for Axiata Group Berhard
and/or its subsidiaries to enter into recurrent
related party transactions of a revenue or trading
nature to shareholders dispatched together with the
company's 2008 annual report, which are necessary for
 the day-to-day operations in the ordinary course of
business of the Company and/or its subsidiaries on
terms not more favorable to the related parties than
those generally available to the public and are not
detrimental to the minority shareholders of the
Company [Authority expires until the conclusion of
the next AGM of the Company to be held] under section
 143(1)of the Company's Act, 1965 [but shall not
extend to such extension as may be allowed under
Section 143(2) of the Companies Act 1965 : authorize
the Directors of the Company to complete and do all
such acts and things [including with limitation to
execute such documents as may be required] to give
effect to the aforesaid Shareholders' Mandate any
transaction contemplated under this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AXIS BANK LTD
  TICKER:                N/A             CUSIP:     Y0487S103
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the balance sheet at 31 MAR 2009,                      ISSUER          YES          FOR               FOR
 profit and loss account for the YE 31 MAR 2009 and
the reports of Directors and Auditors thereon

PROPOSAL #2.: Re-appoint Shri M. V. Subbiah as a                           ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #3.: Re-appoint Shri Ramesh Ramanathan as a                       ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #4.: Declare a dividend on the equity shares                      ISSUER          YES          FOR               FOR
 of the bank

PROPOSAL #S.5: Appoint, pursuant to the provision of                       ISSUER          YES          FOR               FOR
Section 224A and other applicable provision, if any,
of the Companies Article 1956 and Banking Regulation
Article 1949, M/s. S. R. Batillboi & Co., Chartered
Accountants, Mumbai as the Statutory Auditors of the
Bank to hold office from the conclusion of the 15th
AGM until the conclusion of the 16th AGM on such
remuneration as may be approved by the Audit
Committee of the Board

PROPOSAL #6.: Approve to alter, in accordance with                         ISSUER          YES          FOR               FOR
the provision of Section 16 and other applicable
provisions of the Companies Article 1956, the
existing Memorandum of Association of the Company as

PROPOSAL #S.7: Approve to alter, in partial                                ISSUER          YES          FOR               FOR
modification to the approval given by the
shareholders through postal ballot notice dated 09
JUN 2009 the Articles of Association of the Bank in
respect of separating of the post of Chairman and
Chief Executive Officer into the posts [i] Non-
Executive Chairman and [ii] Managing Director, the
effective date of alteration of the alteration of the
 specified Articles of Association be 01 JUN 2009
instead of 01 AUG 2009 Articles 2[A][viii],
2[A][xii], 89[1] 118 and 119, 118[1], 17[4], 118[2]
118[3], 118[4], 118[6], 118[7], 118[8], 119, 120,

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AXIS BK LTD
  TICKER:                N/A             CUSIP:     Y0487S103
  MEETING DATE:          2/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, pursuant to Section 31 and                           ISSUER          YES          FOR               FOR
other applicable provisions of the Companies, Act
1956, the existing Articles of Association of the
Company: by substituting Article 2 (A) (VIII) by the
new Article 2 (A) (VIII) as specified; by inserting
Article 2 (A) (XII) as specified; by substituting
Article 89 (1) by the new Article 89 (1) as
specified; Articles 118 and 119 as specified; Article
 118 as specified; by substituting 118 (1) by the new
 Article 118 (1) as specified; Article 119 as
specified; by replacing the word 'Chairman' with
'Managing Director' in Articles 17 (4), 118 (2), 118
(3), 118 (4), 118 (6), 118 (7), 118 (8), 119, 120,
144 (1), 171 as specified; by replacing the word
'Chairman' with 'Managing Director' in Article 172
and 173 as specified; the above alteration of the
Articles of Association be effective from 01st AUG
2009, after the expiry of the term of office of Shri.
 P.J. Nayak, the President Chairman and Chief

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AYALA CORP
  TICKER:                N/A             CUSIP:     Y0486V115
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Elect Mr. Jaime Augusto Zobel de Ayala                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #1.B: Elect Mr. Fernando Zobel de Ayala as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.C: Elect Mr. Toshifumi Inami as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.D: Elect Mr. Delfin L. Lazaro as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.E: Elect Ms. Mercedita S. Nolledo as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.F: Elect Mr. Meneleo J. Carlos Jr. as an                       ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #1.G: Elect Mr. Xavier P. Loinaz as an                            ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #2.: Approve the minutes of previous meeting                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Receive the annual report                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.: Ratify the all acts and resolutions of                       ISSUER          YES          FOR               FOR
the Board Of Directors and Management adopted during
the preceding year in the ordinary course of business

PROPOSAL #5.: Elect Sycip Gorres Velayo & Co as an                         ISSUER          YES          FOR               FOR
Independent Auditors and authorize the Board to fix
their remuneration

PROPOSAL #6.: Other business                                               ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                AYALA LAND INC, MAKATI CITY
  TICKER:                N/A             CUSIP:     Y0488F100
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the proof of notice and                              ISSUER          YES          FOR               FOR
determination of the quorum

PROPOSAL #2.: Approve the minutes of previous meetings                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the annual report                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.: Ratify the all Acts and resolutions of                       ISSUER          YES          FOR               FOR
the Board of Directors and of the Executive Committee
 adopted in the ordinary course of business during
the preceding year

PROPOSAL #5.1: Elect Mr. Fernando Zobel De Ayala as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #5.2: Elect Mr. Jaime Augusto Zobel De Ayala                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #5.3: Elect Mr. Delfin L. Lazaro as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.4: Elect Mr. Aurelio R. Montinola III as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #5.5: Elect Mr. Mercedita S. Nolledo as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.6: Elect Mr. Corazon S. De La Paz-                             ISSUER          YES          FOR               FOR
Bernardo as an Independent Director

PROPOSAL #5.7: Elect Mr. Francis G. Estrada as an                          ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #5.8: Elect Mr. Oscar S. Reyes as an                              ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #6.: Elect the Auditors and approve to fix                        ISSUER          YES          FOR               FOR
their remuneration

PROPOSAL #7.: Other business                                               ISSUER          NO           N/A               N/A

PROPOSAL #8.: Adjournment                                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                B2W-COMPANHIA GLOBAL DO VAREJO
  TICKER:                N/A             CUSIP:     P19055113
  MEETING DATE:          7/2/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the issuance of simple                               ISSUER          YES          FOR               FOR
debentures, not convertible in to shares, of the type
 with a floating with a floating charge, in a single
series, for public distribution, in an amount up to
BRL 350,000,000.00 the debentures and the issuance

PROPOSAL #II.: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to decide regarding all the other terms
and conditions inherent in the debentures and in the
issuance

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                B2W-COMPANHIA GLOBAL DO VAREJO
  TICKER:                N/A             CUSIP:     P19055113
  MEETING DATE:          4/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve the transfer of the                                  ISSUER          YES          FOR               FOR
headquarters of the Company to the city of Rio De
Janeiro, state of Rio De Janeiro, with the consequent
 amendment of Article 2 of the Company's Corporate

PROPOSAL #B.: Amend the Company's Corporate Bylaws in                      ISSUER          YES        AGAINST           AGAINST
 its Articles, 5th, so as to reflect the capital
increases approved by the Board of Directors on 10
DEC 2007, and on 23 SEP 2008, within the authorized
share capital limit; 10th main part and paragraph 2,
11 paragraph 2, 12 main part and paragraphs 3 and 4,
13 paragraphs 2, 4 and 8 and 14 sole paragraph, so as
 to exclude the alternates from the composition of
the Board of Directors of the Company; 17th, XIX, to
adjust the authority of the Board of Directors in
relation to the prior approval of contracts, all in
accordance with the proposal that was the object of
the minutes of the meeting of the Board of Directors
of 12 MAR 2009, which is already available to
shareholders on the websites of the securities
commission and Bovespa, through the periodical
information IPE in Portuguese system, and later
consolidation of the Company's Corporate Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                B2W-COMPANHIA GLOBAL DO VAREJO
  TICKER:                N/A             CUSIP:     P19055113
  MEETING DATE:          4/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve the Director's accounts, to                          ISSUER          YES          FOR               FOR
examine, discuss and the Company's consolidated
financial statements for the FYE 31 DEC 2008

PROPOSAL #B.: Approve the capital budget for the year                      ISSUER          YES          FOR               FOR
 2009

PROPOSAL #C.: Approve the allocation of net profit                         ISSUER          YES          FOR               FOR
for the FY that ended on 31 DEC 2008 and ratify the
distribution of dividends from the earned profits
account in the financial statements approved for
Board of Directors in a meeting held on 12 MAR 2009

PROPOSAL #D.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Board of Directors for the FYE 2009

PROPOSAL #E.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BABCOCK & BROWN INFRASTRUCTURE GROUP
  TICKER:                N/A             CUSIP:     Q1243V108
  MEETING DATE:          11/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the combined consolidated                            ISSUER          NO           N/A               N/A
financial report of the Company, the separate
financial report of the Trust and the reports of the
Directors and the Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008 as specified

PROPOSAL #3.: Re-elect Mr. David Hamill as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation in
accordance with Rule 7.1(e) of the Company's

PROPOSAL #4.: Re-elect Mr. Barry Upson as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in accordance
 with Rule 7.1(e) of the Company's Constitution

PROPOSAL #S.5: Approve to alter the Constitution of                        ISSUER          YES          FOR               FOR
the Company by including the new rule 5.5 as specified

PROPOSAL #S.6: Approve to alter the Constitution of                        ISSUER          YES          FOR               FOR
the Trust by including the new Clause 6.4 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BAE SYS PLC
  TICKER:                N/A             CUSIP:     G06940103
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to receipt the report and the                        ISSUER          YES          FOR               FOR
accounts

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Approve the payment of the final                             ISSUER          YES          FOR               FOR
dividend
PROPOSAL #4.: Re-elect Mr. Philip Carroll as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Mr. Ian King as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Roberto Quarta as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #7.: Re-elect Mr. George Rose as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #8.: Elect Mr. Carl Symon as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint KPMG Audt plc as the Auditor                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #10.: Authorize the Audit committee to fix                        ISSUER          YES          FOR               FOR
remuneration of Auditors

PROPOSAL #11.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
Subsidiaries to make EU political donations to
political parties and/ or Independent Election
Candidates, to Political Organizations other than
Political  Parties and to Incur EU Political
expenditure up to GBP 100,000

PROPOSAL #12.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital from GBP 188,750,001  to GBP 218,750,001

PROPOSAL #13.: Grant authority to issue of equity or                       ISSUER          YES          FOR               FOR
equity-linked Securities with pre-emptive rights
Under a general  authority up to aggregate nominal
Amount of GBP 29,396,313 and an Additional Amount
Pursuant to rights issue of up to GBP 29,396,313

PROPOSAL #s.14: Approve, subject to the Passing of                         ISSUER          YES          FOR               FOR
Resolution 13, grant authority to Issue of equity or
equity-linked securities  without Pre-emptive Rights
up to aggregate nominal amount of GBP 4,409,888

PROPOSAL #s.15: Grant authority of 352,791,045                             ISSUER          YES          FOR               FOR
ordinary shares for Market Purchase

PROPOSAL #s.16: Amend the Articles of Association by                       ISSUER          YES          FOR               FOR
Deleting all the Provisions of the Company's
Memorandum of Association which, by virtue of Section
 28 of the Companies Act of 2006, are to be treated
as provisions of the Company's Articles of Association

PROPOSAL #s.17: Approve the general meeting other                          ISSUER          YES          FOR               FOR
than an AGM may be called on not less than 14 clear
days notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BAJAJ AUTO LTD
  TICKER:                N/A             CUSIP:     Y05490100
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited balance sheet as at                        ISSUER          YES          FOR               FOR
31 MAR 2008 and the profit and loss account for the
YE 31 MAR 2008 and the Directors and Auditors report

PROPOSAL #2.: Declare a Dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Rahul Bajaj as a                              ISSUER          YES          FOR               FOR
Director, who retires as first Director

PROPOSAL #4.: Re-appoint Mr. Rajiv Bajaj as a                              ISSUER          YES          FOR               FOR
Director, who retires as first Director

PROPOSAL #5.: Re-appoint Mr. Sanjiv Bajaj as a                             ISSUER          YES          FOR               FOR
Director, who retires as first Director

PROPOSAL #6.: Appoint the Auditors of the Company for                      ISSUER          YES          FOR               FOR
 the period commencing from the conclusion of this
AGM till the conclusion of the next AGM and to fix
their remuneration

PROPOSAL #7.: Appoint Mr. Madhur Bajaj as a Director                       ISSUER          YES          FOR               FOR
of the Company, who is not liable to retire by

PROPOSAL #8.: Appoint Mr. D.S. Mehta as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who is liable to retire by rotation

PROPOSAL #9.: Appoint Mr. Kantikumar R. Podar as a                         ISSUER          YES          FOR               FOR
Director of the Company, who is liable to retire by
rotation

PROPOSAL #10.: Appoint Mr. Shekhar Bajaj as a                              ISSUER          YES          FOR               FOR
Director of the Company, who is liable to retire by

PROPOSAL #11.: Appoint Mr. D.J. Balajj Rao as a                            ISSUER          YES          FOR               FOR
Director of the Company, who is liable to retire by
rotation

PROPOSAL #12.: Appoint Mr. J.N. Godrej as a Director                       ISSUER          YES          FOR               FOR
of the Company, who is liable to retire by rotation

PROPOSAL #13.: Appoint Mr. S.H. Khan as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who is liable to retire by rotation

PROPOSAL #14.: Appoint Ms. Suman Kirloskar as a                            ISSUER          YES          FOR               FOR
Director of the Company, who is liable to retire by
rotation

PROPOSAL #15.: Appoint Mr. Naresh Chandra as a                             ISSUER          YES          FOR               FOR
Director of the Company, who is liable to retire by
rotation

PROPOSAL #16.: Appoint Mr. Nanoo Pamnani as a                              ISSUER          YES          FOR               FOR
Director of the Company, who is liable to retire by

PROPOSAL #17.: Appoint Mr. Manish Kejriwal as a                            ISSUER          YES          FOR               FOR
Director of the Company, who is liable to retire by
rotation

PROPOSAL #18.: Appoint Mr. P. Murari as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who is liable to retire by rotation

PROPOSAL #19.: Appoint Mr. Niraj Bajaj as a Director                       ISSUER          YES          FOR               FOR
of the Company, who is liable to retire by rotation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BAJAJ FINSERV LTD
  TICKER:                N/A             CUSIP:     Y0548X109
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and the profit and loss
account for the YE 31 MAR 2008 and the Directors and
Auditors report thereon

PROPOSAL #2.: Declare a Dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Rahul Bajaj as a                              ISSUER          YES          FOR               FOR
Director who retires as first Director of the Company

PROPOSAL #4.: Re-appoint Mr. Rajiv Bajaj as a                              ISSUER          YES          FOR               FOR
Director who retires as first Director of the Company

PROPOSAL #5.: Re-appoint Mr. Sanjiv Bajaj as a                             ISSUER          YES          FOR               FOR
Director who retires as first Director of the Company

PROPOSAL #6.: Appoint the Auditors of the Company for                      ISSUER          YES          FOR               FOR
 the period commencing from the conclusion of the
next AGM of the Company and to fix their remuneration

PROPOSAL #7.: Appoint Mr. Madhur Bajaj as a Board of                       ISSUER          YES          FOR               FOR
Director of the Company who retires by rotation
untill the conclusion of the next AGM of the Company
as required by the Section 257 of the Companies Act,

PROPOSAL #8.: Appoint Mr. Nanoo Pamnani as a Board of                      ISSUER          YES          FOR               FOR
 Director of the Company who retires by rotation
untill the conclusion of the next AGM of the Company
as required by the Section 257 of the Companies Act,

PROPOSAL #9.: Appoint Mr. D. J. Bajaj Rao as a Board                       ISSUER          YES          FOR               FOR
of Director of the Company who retires by rotation
untill the conclusion of the next AGM of the Company
as required by Section 257 of the Companies Act, 1956

PROPOSAL #10.: Appoint Mr. S. H. Khan as a Board of                        ISSUER          YES          FOR               FOR
Director of the Company who retires by rotation
untill the conclusion of the next AGM of the Company
as required by Section 257 of the Companies Act, 1956

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BAJAJ HLDGS & INVT LTD
  TICKER:                N/A             CUSIP:     Y0546X143
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and the Profit and Loss
account for the YE 31 MAR 2008 and the Directors' and
 the Auditors' reports thereon

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Madhur Bajaj as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Rajiv Bajaj as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors of the Company for                      ISSUER          YES          FOR               FOR
 the period commencing from the conclusion of this
AGM till the conclusion of the next AGM and approve
to fix their remuneration

PROPOSAL #S.6: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 198, 269, 309, 310, 311 and other applicable
 provisions, if any, of The Companies Act, 1956
[including any amendment thereto or re-enactment
thereof for the time being in force] and Schedule
XIII thereto [including any amendment or statutory
modification thereto for the time being in force] and
 subject to such sanctions as may be necessary, to
the appointment of Mr. V S Raghavan as the manager
under the Companies Act 1956 and Chief Executive
Officer with the designation of Chief Executive
Officer for a term of 5 years commencing from the 20
FEB 2008 to 19 FEB 2013 on the terms and conditions
including remuneration and minimum remuneration in
the event of absence or inadequacy of profits as
specified and in the agreement to be entered into
between the Company and  Mr.  V S Raghavan with
liberty to the Board of Directors, to alter or vary
the terms and conditions and remuneration including
minimum remuneration in such manner as the Board deem
 fit and is acceptable to Mr. V S Raghavan; authorize
 the Board of Directors, that in the event of any
statutory amendment, modification or relaxation by
the Central Government to Schedule XIII to the
Companies Act, 1956 to vary or increase the
remuneration including salary, commission,
perquisites, allowances etc. within such prescribed
limit or ceiling and the said agreement between the
Company and Mr. V S Raghavan be suitably amended to
give effect to such modification, relaxation or
variation without any further reference to the
Members of the Company in general meeting; and to
take such steps as may be necessary to give effect to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BALOISE-HOLDING, BASEL
  TICKER:                N/A             CUSIP:     H04530202
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the business review 2008,                            ISSUER          YES          FOR               FOR
annual financial statements and 2008 consolidated
financial statements

PROPOSAL #2.: Grant discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors and the Management

PROPOSAL #3.: Approve the appropriation of retained                        ISSUER          YES          FOR               FOR
earnings

PROPOSAL #4.1: Amend the Articles of Incorporation                         ISSUER          YES          FOR               FOR
regarding the Company name

PROPOSAL #4.2: Amend the Articles of Incorporation                         ISSUER          YES          FOR               FOR
regarding the creation of authorized capital

PROPOSAL #4.3: Amend the Articles of Incorporation                         ISSUER          YES          FOR               FOR
regarding the Auditing firm and the Group Auditors

PROPOSAL #5.1: Re-elect Dr. Andreas Burckhardt to the                      ISSUER          YES          FOR               FOR
 Board of Director

PROPOSAL #5.2: Re-elect Dr. Klaus J. Enny to the                           ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #6.: Appoint the PricewaterhouseCooper LTD,                       ISSUER          YES          FOR               FOR
Basel as an Auditing Firm

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCA CARIGE SPA CASSA DI RISPARMIO DI GENOVA E IM
  TICKER:                N/A             CUSIP:     T0881N128
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve, Organization and                                   ISSUER          NO           N/A               N/A
Administration of Carige SPA, amendment of Article 1,
 5, 10, 11, 13, 14, 18, 20, 21, 22, 23, 24, 25 and 26
 of the Corporate By Laws

PROPOSAL #A.1: Approve the regulations concerning                          ISSUER          NO           N/A               N/A
Banca Carige meetings, related resolutions

PROPOSAL #A.2: Approve the balance sheet as of 31 DEC                      ISSUER          NO           N/A               N/A
 2008, the Board of Directors report on the
Management, the Board of Auditors report, related

PROPOSAL #A.3: Approve the communication of                                ISSUER          NO           N/A               N/A
consolidated balance sheet as of 31 DEC 2008 of Banca
 Carige holding

PROPOSAL #A.4: Approve the document related to the                         ISSUER          NO           N/A               N/A
emoluments policies

PROPOSAL #A.5: Appoint the new Board of Directors,                         ISSUER          NO           N/A               N/A
subject to prior determination of its Members number,
 in compliance with Article 2364 of the Italian Civil
 Code and with Article 18 of the Corporate By Laws

PROPOSAL #A.6: Approve the other resolution in                             ISSUER          NO           N/A               N/A
compliance with Article 2390 (ban of competition) of
the Italian Civil Code

PROPOSAL #A.7: Approve the determination of the                            ISSUER          NO           N/A               N/A
Directors emoluments

PROPOSAL #A.8: Approve the resolutions in compliance                       ISSUER          NO           N/A               N/A
with Article 2357 [purchase of own shares] and
following of the Italian Civil Code, and of Article
132 Law decree 24 FEB 1998 N. 58

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA
  TICKER:                N/A             CUSIP:     T1188A116
  MEETING DATE:          8/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the project of merger by                             ISSUER          NO           N/A               N/A
Incorporation of Banca Agricola Mantovana SPA in to
Banca Monte Dei Paschi Di Siena SPA

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA
  TICKER:                N/A             CUSIP:     T1188A116
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the stock granting for FY 2007                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: Approve to take upon the bank charges                       ISSUER          NO           N/A               N/A
related to the emoluments for the common
representative of holders of saving shares for 3
business years

PROPOSAL #A.3: Approve the integration to the                              ISSUER          NO           N/A               N/A
resolutions of the meeting held on 24 APR 2008
[resolutions related to the purchase and sell of own
shares in compliance with Article 2357 and 2357 terms
 of the Italian civil code]

PROPOSAL #E.1: Amend the Article 15 of the corporate                       ISSUER          NO           N/A               N/A
bylaws

PROPOSAL #E.2: Approve the project of merger by                            ISSUER          NO           N/A               N/A
incorporation of Banca Antonveneta Spa into Banca
Monte Dei Paschi Di Siena Spa

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA
  TICKER:                N/A             CUSIP:     T1188A116
  MEETING DATE:          3/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger through                                   ISSUER          NO           N/A               N/A
incorporation of Banca Toscana into Banca Monte

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA
  TICKER:                N/A             CUSIP:     T1188A116
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet and                                ISSUER          NO           N/A               N/A
consolidated balance sheet as of 31-DEC-08

PROPOSAL #2.: Approve to state Board of Directors                          ISSUER          NO           N/A               N/A
Members number for years 2009-2010-2011

PROPOSAL #3.: Approve to state Board of Directors                          ISSUER          NO           N/A               N/A
Chairman Deputies number for years 2009-2010-2011

PROPOSAL #4.: Appoint Board of Directors for years                         ISSUER          NO           N/A               N/A
2009-2010-2011

PROPOSAL #5.1: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          NO           N/A               N/A
 PROPOSAL: Elect Messrs. Giuseppe Mussari, Ernesto
Rabizzi, Fabio Borghi, Graziano Costantini, Alfredo
Monaci, and Andrea Pisaneschi as a Board of Director

PROPOSAL #5.2: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          NO           N/A               N/A
 PROPOSAL: Elect Messrs. Francesco Gaetano
Caltagirone, Turiddo Campaini, Lorenzo Gorgoni, Carlo
 Querci, Massimiliano Capece Minutolo, and Mario
Delfini  as a Board of Director

PROPOSAL #5.3: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          NO           N/A               N/A
 PROPOSAL: Elect Messrs. Frederic Marie de Courtois d
 Arcollieres, and Paolo Andrea Rossi as a Board of
Director

PROPOSAL #6.: Approve the state Board of Director's                        ISSUER          NO           N/A               N/A
Members emolument as per Article 27, n.1 of the Bylaw

PROPOSAL #7.1: Elect Messrs. Leonardo Pizzichi and                         ISSUER          NO           N/A               N/A
Marco Turchi as Effective Auditor and Mrs. Paola
Serpi as a Alternate Auditor

PROPOSAL #7.2: Elect Mr. Tommaso Di Tanno as a                             ISSUER          NO           N/A               N/A
Effective Auditor and Mr.Luigi Liaci as a Alternate
Auditor

PROPOSAL #8.: Approve the state Internal Auditors                          ISSUER          NO           N/A               N/A
emolument as per Article. 27, n.1 of the Bylaw

PROPOSAL #9.: Approve to purchase and sale of Company                      ISSUER          NO           N/A               N/A
 shares as per Article 2357 and 23547 TER of the
Italian Civil Code

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA
  TICKER:                N/A             CUSIP:     T1188A116
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve the surveillance dispositions                       ISSUER          NO           N/A               N/A
regarding organization and corporate governance of
the banks, amendments of Articles 13, 15, 17, 23 and
26 of the bylaws

PROPOSAL #O.1: Approve the surveillance dispositions                       ISSUER          NO           N/A               N/A
regarding organization and corporate governance of
the banks, approval of remuneration mechanisms in
favour of the Directors, the employees and the
collaborators not bound by relations of a subordinate

PROPOSAL #O.2: Approve the determination of the                            ISSUER          NO           N/A               N/A
Chairman of the Board of Directors remuneration, in
accordance with the  third paragraph of article 27 of
 the bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCA POPOLARE DI MILANO BPM BIPIEMME, MILANO
  TICKER:                N/A             CUSIP:     T15120107
  MEETING DATE:          12/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Amend the Articles                                          ISSUER          NO           N/A               N/A
31,32,33,36,41,44,45 and introduction of the Article

PROPOSAL #O.2: Amend the Articles of the Company                           ISSUER          NO           N/A               N/A
concerning the approval of amendments point 1

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCA POPOLARE DI MILANO BPM BIPIEMME, MILANO
  TICKER:                N/A             CUSIP:     T15120107
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Board of Directors' and                          ISSUER          NO           N/A               N/A
Internal Auditors' report on balance sheet for FY
2008, examination of balance sheet and related
resolutions

PROPOSAL #2.: Approve to determine the Board of                            ISSUER          NO           N/A               N/A
Directors, Executive Committee and Internal Auditors
emolument as per Article 35 and 40 of  the By-Laws

PROPOSAL #3.: Appoint the Board of Directors for FY                        ISSUER          NO           N/A               N/A
2009-2011, as per Article 32 and 50 of the By-Laws

PROPOSAL #4.: Appoint the Internal Auditors for FY                         ISSUER          NO           N/A               N/A
2009-2011, as per Article 40 and 41 of the By-Laws

PROPOSAL #5.: Appoint the Board of Arbitrators for FY                      ISSUER          NO           N/A               N/A
 2009-2011, as per Article 42 of the By-Laws

PROPOSAL #E.1: Authorize the Board of Directors, as                        ISSUER          NO           N/A               N/A
per Article 2420-Ter of the Italian Civil Code, for a
 bonds issue with mandatory conversion into BPM'S
ordinary shares, for a maximum amount of EUR
700.000.000, even cum warrants, to be offered in
option to all those eligible resolutions related
there to, including the further empowerment in favour
 of Board of Directors to increase stock capital at
the service of the above loan and at the service of
any possible subscription warrants, with the
consequent amendment of Article 17 of the By-Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO BILBAO VIZCAYA ARGENTARIA SA, BILBAO
  TICKER:                N/A             CUSIP:     E11805103
  MEETING DATE:          3/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the forthcoming of the annual                        ISSUER          YES          FOR               FOR
accounts and Management report for Banco Bilbao
Vizcaya Argentaria S.A. and its consolidated
financial group, application of earnings, dividend
payout, and approval of Corporate Management all
these refer to the year ending 31 DEC 2008

PROPOSAL #2.1: Adopt the new Article 53.b in the                           ISSUER          YES          FOR               FOR
Banco Bilbao Vizcaya Argentaria S.A. bylaws to
expressly mention the possibility of paying out
dividends and the share premium in kind and returning
 contributions in kind

PROPOSAL #2.2: Approve a payout in kind to                                 ISSUER          YES          FOR               FOR
shareholders supplementary to the 2008 dividend by
giving shareholders treasury stock against the share-
premium reserve

PROPOSAL #3.: Approve the merger plan for Banco                            ISSUER          YES          FOR               FOR
Bilbao Vizcaya Argentaria S.A. [absorbing Company]
and Banco de Credito Local de Espana S.A.U. and BBVA
Factoring E.F.C. S.A.U. [absorbed companies] and the
balance-sheet of Banco Bilbao Vizcaya Argentaria S.A.
 closed on 31 DEC 2008 as merger balance sheet, the
merger between the companies Banco Bilbao Vizcaya
Argentaria S.A. [absorbing Company] and Banco de
Credito Local de Espana S.A.U. and BBVA Factoring
E.F.C. S.A.U. [absorbed companies] in compliance with
 the provisions of said merger plan, the merger will
be subject to the special tax regime established
under chapter VIII of title VII of the Company-Tax

PROPOSAL #4.1: Re-elect Mr. Jose Antonio Fernandez                         ISSUER          YES          FOR               FOR
Rivero as a Board Member

PROPOSAL #4.2: Re-elect Mr. Jose Maldonado Ramos as a                      ISSUER          YES          FOR               FOR
 Board Member

PROPOSAL #4.3: Re-elect Mr. Enrique Medina Fernandez                       ISSUER          YES          FOR               FOR
as a Board Member pursuant to paragraph 2 of Article
34 of the Corporate Bylaws, determination of the
number of Directors at whatever number there are at
this moment in compliance with the resolutions
adopted under this agenda item which will be reported
 to the AGM for all due effects

PROPOSAL #5.: Authorize the Board of Directors                             ISSUER          YES          FOR               FOR
pursuant to Article 153.1.b) of the Companies Act to
increase share capital during 5 years up to a maximum
 amount corresponding to 50% of the Company's share
capital on the date of the authorization on 1 or
several occasions to the amount that the Board
decides by issuing new ordinary or preferred shares
with or without voting rights or shares of any other
kind permitted by law including redeemable shares
envisaging the possibility of incomplete subscription
 pursuant to Article 161.1 of the Companies Act and
amend Article 5 of the Corporate Bylaws, likewise
confer authority under the terms and conditions of
Article 159.2 of the Companies Act to exclude pre-
emptive subscription rights over said share issues,
this authority will be limited to 20% of the
Company's share capital

PROPOSAL #6.: Approve to increase by 50,000,000,000                        ISSUER          YES          FOR               FOR
Euros the maximum nominal amount against which the
Board of Directors authorized by the AGM 18 MAR 2006
under its agenda item three to issue debt securities
of any class and any kind including exchangeable
securities not convertible into shares

PROPOSAL #7.: Authorize the Company to acquire                             ISSUER          YES          FOR               FOR
Treasury Stock directly or through Group companies
pursuant to Article 75 of the Companies Act
[consolidated text] establishing the limits and
requirements for these acquisitions with express
powers to reduce the Company's share capital to
redeem treasury stock, to implement the resolutions
passed by the AGM in this respect repealing the
authorization conferred by the AGM 14 MAR 2008
insofar as it has not been executed

PROPOSAL #8.1: Adopt the Liquidation of the 2006-2008                      ISSUER          YES          FOR               FOR
 Long-Term Share-Remuneration Plan

PROPOSAL #8.2: Approve the application by the Bank                         ISSUER          YES          FOR               FOR
and its subsidiaries of a variable-remuneration
scheme in BBVA shares for 2009 and 2010 addressed to
the Members of the Management team including
Executive Directors and Members of the Management
Committee comprising the delivery of BBVA shares to

PROPOSAL #9.: Re-elect the account auditors for Banco                      ISSUER          YES          FOR               FOR
 Bilbao Vizcaya Argentaria S.A. and its consolidated
financial group for 2009

PROPOSAL #10.: Authorize the Board of Directors which                      ISSUER          YES          FOR               FOR
 may in turn delegate said authority to formalize
correct interpret and implement the resolutions
adopted by the AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO BPI SA, PORTO
  TICKER:                N/A             CUSIP:     X03168410
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to resolve Banco BPI @                               ISSUER          NO           N/A               N/A
individual and consolidated annual report and
accounts for the FY 2008

PROPOSAL #2.: Approve to resolve on the proposed                           ISSUER          NO           N/A               N/A
appropriation of net income for 2008

PROPOSAL #3.: Approve the Banco BPI @ Management and                       ISSUER          NO           N/A               N/A
Supervision

PROPOSAL #4.: Approve to analyze the functioning of                        ISSUER          NO           N/A               N/A
the Bank Corporate Governance structure taking into
account group BPI Corporate Governance report 2008

PROPOSAL #5.: Approve to learn a statement issued by                       ISSUER          NO           N/A               N/A
the remuneration committee on the Remuneration
Policy, as well as on the features of the Retirement
Benefits Schemes, the members of the Managerial or
Supervisory bodies and of a statement from the Board
Of Directors on the Remuneration Policy, as well as
on the features of the Retirement Benefits Scheme, of
 the remaining Directors of Banco BPI

PROPOSAL #6.: Approve to resolve the increase in                           ISSUER          NO           N/A               N/A
number of Members of the Board of Directors

PROPOSAL #7.: Approve the election that may be deemed                      ISSUER          NO           N/A               N/A
 fit, in accordance with number of Members of the
Board of Directors resolved under the terms of the
preceding paragraph

PROPOSAL #8.: Elect 2 alternate Members of the                             ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #9.: Amend the Article 124 of the Company's                       ISSUER          NO           N/A               N/A
Article of Association

PROPOSAL #10.: Approve to resolve on the acquisition                       ISSUER          NO           N/A               N/A
and disposal of own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO BRADESCO SA BRAD, OSASCO
  TICKER:                N/A             CUSIP:     P1808G117
  MEETING DATE:          3/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Administrators accounts, to                      ISSUER          NO           N/A               N/A
 examine, discuss and vote on the administrations
report, the financial statements and the accounting
statements accompanied by the Finance Committee and
the Independent Auditors report regarding the FYE on
31 DEC 2008

PROPOSAL #2.: To decide on the allocation of the                           ISSUER          NO           N/A               N/A
result of the FY

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Elect the Members of the Finance                             ISSUER          YES          FOR               FOR
Committee

PROPOSAL #5.: To set the global remuneration of the                        ISSUER          NO           N/A               N/A
Company Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO BRADESCO SA BRAD, OSASCO
  TICKER:                N/A             CUSIP:     P1808G117
  MEETING DATE:          3/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Bylaws to Sole Paragraph of                        ISSUER          NO           N/A               N/A
Article 24, in view of the change in the names of the
 Codes of Ethics, which are now called Bradesco
Organization's Codes of Ethical Conduct, both
corporate and by sector

PROPOSAL #2.: Pursuant to Article 12 of Law #                              ISSUER          NO           N/A               N/A
6,404/76 and CVM Rules # 323 and # 358, of 19 JAN
2000 and 03 JAN 2002, respectively, and considering:
that, within the shareholding structure, there is a
large number of shareholders with interest lower than
 50 shares, considering that most of these
shareholders are under the condition of inactive,
generating a significant volume of services and
operating costs to the Company; and the purpose of
adjusting the shareholding structure, with the
consequent decrease in operating controls/costs to
the Company and its shareholders, providing greater
efficiency to the operational system of book-entry
shares and disclosure of information to shareholders,
 to submit to reverse split 3,069,869,800 non-par
registered book-entry shares, representing the
Capital Stock, at the ratio of 50 to 1, in compliance
 with the respective types, changing them into
61,397,396 non-par registered book-entry shares, and
also considering the need to keep the share quotation
 value in the market at an attractive level for
trading, providing better liquidity to shares in the
domestic market and to DRs - Depositary Receipts in
the international market, to submit to stock split
61,397,396 non-par registered book-entry shares, at
the ratio of 1 to 50, pursuant to the respective
types, changing them into 3,069,869,800 non-par

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO COMERCIAL PORTUGUES, SA, PORTO
  TICKER:                N/A             CUSIP:     X03188137
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the individual and consolidated                      ISSUER          NO           N/A               N/A
 annual report, balance sheet and financial
statements of 2008

PROPOSAL #2.: Approve the distribution of year-end                         ISSUER          NO           N/A               N/A
results

PROPOSAL #3.: Approve to carry out a general analysis                      ISSUER          NO           N/A               N/A
 of the Management and auditing of the Company with
the latitude foreseen in the Law

PROPOSAL #4.: Approve to appraise [for consultation                        ISSUER          NO           N/A               N/A
purposes only], under Article 13(5) of the Articles
of Association, the statement of the remunerations
and Welfare Board and of the Nominations and
Remunerations Committee [the committee appointed by
the Supervisory Board in accordance with Article
13(1) of the Articles of Association] on the
Remuneration Policy for the Members of Corporate
Bodies approved by the latter, and a statement on the
 retirement regulations adopted by the Supervisory
Board for the 3-year period 2009/2011

PROPOSAL #4.A: Amend the Articles of Association, to                       ISSUER          NO           N/A               N/A
suppress the articles regarding the existence,
composition, powers and functioning of the Senior
Board, adapting the remaining Articles of The
Articles of Association in accordance with the
referred suppression And matching the different
mandates of the corporate bodies; a) Suppression of
number 2 of Article 9 of the Articles of Association,
 Amendment of the wording of number 3 and consequent
renumbering of The referred Article 9; b) amendment
of paragraph c) of number 7, as well as numbers 8 and
 9 of Article 12 of the Articles of Association; c)
Suppression of paragraph e) of Article 17 of the
Articles of Association; d) Suppression of Chapter
vii, which foresees the rules applicable to the
existence and functioning of the Senior Board, by
means of entirely Suppressing Articles 29, 31, 32 and
 33 and consequently renumbering the remaining
Articles and Chapters of the Articles of Association;
 d) Amendment of the wording of number 5 of Article
31 [renumbered]; f) Suppression of Article 35 with
the consequent renumbering of the remaining Articles
of the Articles of Association; and g) Insertion of a
 redrafted Article 33 in the Articles of Association

PROPOSAL #5.: Elect the Supervisory Board for the 3-                       ISSUER          NO           N/A               N/A
year period 2009/2011 or for the term of office
2009/2010, if the proposal made for item 4.A is
approved

PROPOSAL #6.: Elect the Senior Board for the 3-year                        ISSUER          NO           N/A               N/A
period 2009/2011

PROPOSAL #7.: Amend the Articles of Association by                         ISSUER          NO           N/A               N/A
adding a new number 2 to Article 12 and renumbering
the subsequent items of Article 12 and adjusting the
references made in Article 33(5)

PROPOSAL #8.: Approve to resolve on the elections and                      ISSUER          NO           N/A               N/A
 exercise the functions of Mr. Vitor Manuel Da Cunha
Ribeirinho and Ms. Ana Cristina Soares Valente
Dourado, both partners of KPMG and Associados -
Sociedade de Revisores Oficiais de Contas, S.A, as
the Chartered Accountant and Alternate Chartered
Accountant for the 3-year period 2008/2010 and on
their eventual replacement by the above mentioned
Company KPMG and Associados - Sociedade de revisores
Oficiais de Contas, S.A., for the remainder of the
current 3-year period

PROPOSAL #9.: Approve the purchase and sale of own                         ISSUER          NO           N/A               N/A
shares

PROPOSAL #10.: Approve the purchase and sale of own                        ISSUER          NO           N/A               N/A
bonds

PROPOSAL #11.: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS' PROPOSAL: approve the alteration of the
 of the statutes with the aim of eliminating the
clauses that determine the composition,
responsibilities and functioning of the Senior Board,
 adapting the remaining statutory clauses to conform
with the above mentioned changes and reconciling the
changes with the various mandates of the Management
bodies currently in office

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DE CHILE, SANTIAGO
  TICKER:                N/A             CUSIP:     P0939W108
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual report, general                          ISSUER          YES          FOR               FOR
balance, financial statements, and the reports of the
 External Auditors, corresponding to the exercise 2008

PROPOSAL #O.2: Approve the distribution of 70% of the                      ISSUER          YES          FOR               FOR
 revenues corresponding to the exercise 2008, and the
 dividend no. 197 for CLP 2,357790 per share, this
dividend, if approved, will be paid at the end of the
 meeting

PROPOSAL #O.3: Approve to fix the remunerations of                         ISSUER          YES          FOR               FOR
the Board of Directors

PROPOSAL #O.4: Approve to fix the remunerations of                         ISSUER          YES          FOR               FOR
the Directors Committee, and to their budget for the
new period

PROPOSAL #O.5: Approve the designation of the                              ISSUER          YES          FOR               FOR
External Auditors

PROPOSAL #O.6: Approve to review the report of the                         ISSUER          YES          FOR               FOR
Directors and the Audit Committee

PROPOSAL #O.7: Approve to inform about the                                 ISSUER          YES          FOR               FOR
operational activities as per Article 44 of the law

PROPOSAL #O.8: To discuss all other inherent matters                       ISSUER          NO           N/A               N/A
during this ordinary shareholders meeting, in
accordance with the law, and the by laws of the bank

PROPOSAL #E.1: Approve to increase the capital of the                      ISSUER          YES          FOR               FOR
 bank by capitalizing 30% of the revenues
corresponding to the exercise 2008 by issuing new
free of payment shares, without nominal value, for a
fixed price of CLP 31.26 per share, and distributed
among the shareholders at a ratio of 0.032325 new
free of payment shares per share, and to adopt all
necessary agreements related to the exercise of
options referred to in Article 31 of the Law no.

PROPOSAL #E.2: Approve to modify the Article 5 of the                      ISSUER          YES          FOR               FOR
 by laws related to the capital, and the shares of
the bank

PROPOSAL #E.3: Approve to modify, replace, supress,                        ISSUER          YES          FOR               FOR
and/or incorporate the Transitory Articles of the by
laws related to this increase of capital, according
to the decisions agreed during the meeting

PROPOSAL #E.4: Adopt all other necessary agreements                        ISSUER          YES          FOR               FOR
in order to legalize and to make effective the
reforms to the by laws as agreed during this session

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DE CREDITO E INVERSIONES SA CREDITO
  TICKER:                N/A             CUSIP:     P32133111
  MEETING DATE:          3/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual memory, general                           ISSUER          YES          FOR               FOR
balance, financial statements, and the External
Auditors report, as of 31 DEC 2008

PROPOSAL #2.: Approve the distribution of the amount                       ISSUER          YES          FOR               FOR
of CLP 46,464,345,700 corresponding to part of the
revenues of the exercise 2008, through the payment of
 a dividend of CLP 470 per share, and to assign the
difference of CLP 105,592,288,368 to share reserve
found

PROPOSAL #3.: Approve to fix the remunerations of the                      ISSUER          YES          FOR               FOR
 Board of Directors

PROPOSAL #4.: Approve to designate the External                            ISSUER          YES          FOR               FOR
Auditors and the risk classifiers agents

PROPOSAL #5.: Approve to inform about all the matters                      ISSUER          YES          FOR               FOR
 reviewed during this period by the Directors
Committee, and referred to the Articles 44 and 89 of
the law of corporations

PROPOSAL #6.: All other inherent matters                                   ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DE CREDITO E INVERSIONES SA CREDITO
  TICKER:                N/A             CUSIP:     P32133111
  MEETING DATE:          3/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the social capital                       ISSUER          YES          FOR               FOR
of the society in the amount of CLP 242,639,651,761
by means of capitalizing, without issuing new shares,
 the amount of CLP 134,798,940,243 corresponding to a
 100 % of the reserved funds for future
capitalizations, accumulated until 31 DEC 2008, and
the amount of CLP 2,248,423,150 corresponding to
another property wealth funds capable of being
capitalized, and, capitalizing, without issuing new
shares, the amount of CLP 76,021,180,503 as it would
be agreed during the ordinary shareholders meeting
that will take place, on the same date, before this
extraordinary session to be assigned as reserves for
future capitalizations, and, capitalizing, by the
issuance of new shares, free of payment, the amount
of CLP 29,571,107,865 by debiting this amount from

PROPOSAL #2.: Approve to modify the by laws of the                         ISSUER          YES          FOR               FOR
society in to order to comply with all the agreements
 that will be adopted during the session

PROPOSAL #3.: Adopt all other necessary agreements to                      ISSUER          YES          FOR               FOR
 legalize, and make effective the modifications to
the by laws agreed during the session

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DE ORO UNIBANK INC
  TICKER:                N/A             CUSIP:     Y0560W104
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the proof of notice and to                           ISSUER          YES          FOR               FOR
determine the existence of quorum

PROPOSAL #3.: Approve the minutes of the previous                          ISSUER          YES          FOR               FOR
annual meeting of stockholders held on 27 JUL 2007

PROPOSAL #4.: Approve the President's report                               ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve and ratify the all actions of                        ISSUER          YES          FOR               FOR
the Board of Directors and Management during their
term of office

PROPOSAL #6.1: Elect Mr. Teresita T. SY as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.2: Elect Mr. Corazon S. DE LA Paz-                             ISSUER          YES          FOR               FOR
Bernardo as a Director

PROPOSAL #6.3: Elect Mr. Jesus A. Jacinto, Jr. as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.4: Elect Mr. Christopher A. Bell-Knight                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #6.5: Elect Mr. Antonio C. Pacis as a                             ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.6: Elect Mr. Lee Wai Fai as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #6.7: Elect Mr. Henry T. SY, Jr. as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #6.8: Elect Mr. Josefina N. Tan as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.9: Elect Mr. Nestor V. Tan as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #6.10: Elect Mr. Teodoro B. Montecillo as an                      ISSUER          YES          FOR               FOR
 Indepident Director

PROPOSAL #6.11: Elect Mr. Jimmy T. Tang as an                              ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #7.1: Approve the plan Merger of BDO Unibank                      ISSUER          YES          FOR               FOR
 with wholly owned Subsidiaries Equitable Savings
Bank Inc PCI capital Corporation and BDO Elite
Savings Bank [currently known as American Express
Bank Philippines, [A Savings Bank INC.] with BDO
Unibank as the surving entity

PROPOSAL #7.2: Amend the Articles of Incorporation                         ISSUER          YES          FOR               FOR
modifying the terms of BDO Unibank's preferred shares

PROPOSAL #7.3: Amend the Code of By Laws fixing BDO                        ISSUER          YES          FOR               FOR
Unibank's annual stockholders meeting to any day
falling within the 45 days after 15 APR of each year
as determined by the Board of Directors and adjusting
 the nomination period

PROPOSAL #8.: Appoint the External Auditors                                ISSUER          YES          FOR               FOR

PROPOSAL #9.: Other matters                                                ISSUER          NO           N/A               N/A

PROPOSAL #10.: Adjournment                                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DE SABADELL SA, SABADELL (BARCELONA)
  TICKER:                N/A             CUSIP:     E15819191
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve if applicable, the                       ISSUER          YES          FOR               FOR
individual annual financial statements of Banco De
Sabadell S.A. [balance sheet profit and loss
statement and notes] and of the consolidated
financial statements of Banco De Sabadell S.A. and
its subsidiaries [balance sheet profit and loss
statement of changes in shareholders' equity
statement of cash flows and notes] for the FYE on 31

PROPOSAL #2.: Approve Ms. Sol Daurella as an                               ISSUER          YES          FOR               FOR
Independant Board Member

PROPOSAL #3.: Approve to delegate faculty to the                           ISSUER          YES          FOR               FOR
Board Members to increase the Company's capital

PROPOSAL #4.: Approve to delegate faculty to the                           ISSUER          YES        AGAINST           AGAINST
Board Members to issue Non Convertible Bonds

PROPOSAL #5.: Authorize the Board of Directors for                         ISSUER          YES          FOR               FOR
the derivative acquisition of the Company's own
shares by the Company itself

PROPOSAL #6.: Re-elect PricewaterhouseCoopers as the                       ISSUER          YES          FOR               FOR
Auditors for 1 more year

PROPOSAL #7.: Approve to delegate faculties to the                         ISSUER          YES          FOR               FOR
Board of Directors to execute the previous approved
points of the agenda

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DE VALENCIA SA, VALENCIA
  TICKER:                N/A             CUSIP:     E16100369
  MEETING DATE:          3/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, if applicable, of the annual                        ISSUER          YES          FOR               FOR
financial statements of the Management and actions of
 the Board of Directors and allocation of
profits/losses of the Company and the consolidated
financial statements for the FYE on 31 DEC 2008

PROPOSAL #2.: Ratify the appointment of the Board                          ISSUER          YES          FOR               FOR
Member and re-elect the Board Members separately

PROPOSAL #3.: Approve to increase the capital of EUR                       ISSUER          YES          FOR               FOR
2,320,604.25 by issuing 9,282,417 shares of EUR 0.25
nominal value ratio 1 new per every 50 held

PROPOSAL #4.: Approve to revoke the non used part of                       ISSUER          YES          FOR               FOR
the previous authorization to issue bonds or any
other kind of debt, new delegation of powers to issue
 bonds or simple debentures and other fixed-income

PROPOSAL #5.: Appoint or re-elect the Auditor                              ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Authorize the Board of Directors, with                       ISSUER          YES          FOR               FOR
the express power of delegation, for the derivative
acquisition of the Company's own shares by the
Company itself and/or by its subsidiaries

PROPOSAL #7.: Authorize the Board to formalize and                         ISSUER          YES          FOR               FOR
execute all resolutions adopted by the shareholders
at the general shareholder's meeting, for conversion
thereof into a public instrument, and for the
interpretation, correction and supplementation
thereof or further elaboration thereon until the
required registrations are made

PROPOSAL #8.: Approve the minutes                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DO BRASIL SA BB BRASIL
  TICKER:                N/A             CUSIP:     P11427112
  MEETING DATE:          9/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification                       ISSUER          YES          FOR               FOR
of the merger of Banco Do Estado De Santa Catarina
S.A. Besc and of Besc S.A. Credito Imobiliario Bescri
 by Banco Do Brasil S.A

PROPOSAL #2.1: Approve and ratify the appointment of                       ISSUER          YES          FOR               FOR
KPMG Auditors Independentes, with corporate taxpayer
ID CNPJ MF Number 57.755.217000129, as being
responsible for the preparation of the valuation
reports of Besc and of Bescri at their respective
book worth values

PROPOSAL #2.2: Approve and ratify the appointment of                       ISSUER          YES          FOR               FOR
Bdo Trevisan Auditors Independentes, with corporate
taxpayer ID CNPJ MF Number 52.803.244000106, as being
 responsible for the preparation of the valuation
reports of the net worth of Besc and of Bescri using
the discounted cash flow method

PROPOSAL #2.3: Approve and ratify the appointment of                       ISSUER          YES          FOR               FOR
pricewaterhousecoopers International Services Ltda.,
with corporate taxpayer ID CNPJ MF Number
47.205.646000179, and pricewaterhousecoopers
Corporate Finance and Recovery Ltda., with corporate
taxpayer ID CNPJ MF Number 05.487.514000137, as being
 responsible for the preparation of the valuation
report on Banco Do Brasil S.A., using the quotation
price of the shares on the securities market and
using the discounted cash flow method

PROPOSAL #3: Approve the valuation reports mentioned                       ISSUER          YES          FOR               FOR
in item 2

PROPOSAL #4.: Approve and declare effective the                            ISSUER          YES          FOR               FOR
merger of Besc and Bescri by Banco Do Brasil S.A.
under the terms of the protocol and justification of
the merger, as well as to authorize the
administration of Banco Do Brasil to perform all acts
 that are complementary to the mentioned merger

PROPOSAL #5.: Grant authority to increase the capital                      ISSUER          YES          FOR               FOR
 of Banco Do Brasil as a result of the mergers
mentioned above, through the transfer of the net
assets of the merged Companies to the merging
Company, under the terms of the protocol and
justification of the merger

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DO BRASIL SA BB BRASIL
  TICKER:                N/A             CUSIP:     P11427112
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification                       ISSUER          YES          FOR               FOR
of the merger of Banco Do Estado Do Piaui S.A. BEP,
into Banco Do Brasil S.A

PROPOSAL #2.1: Approve and ratify the appointment of                       ISSUER          YES          FOR               FOR
Deloitte Touche Tohmatsu Consultores Ltda, with
corporate taxpayer ID CNPJ MF Number
02.189.924000103, as being responsible for the
preparation of the valuation report of BEP using the
discounted cash flow method

PROPOSAL #2.2: Approve and ratify the appointment of                       ISSUER          YES          FOR               FOR
Global Auditors Independents, with corporate taxpayer
 ID/CNPJMF Number 03.423.123000395, as being
responsible for the book equity valuation report of
BEP, for the purpose of equity transfer from BEP to BB

PROPOSAL #2.3: Approve and ratify the appointment of                       ISSUER          YES          FOR               FOR
Pricewaterhousecoopers Auditors Independents, with
corporate taxpayer ID/CNPJMF Number 61.562.112001526,
 and of pricewaterhousecoopers Corporate Finance and
Recovery Ltda., with corporate taxpayer ID CNPJMF
Number 5.487.514000137, as being responsible for the
preparation of the valuation report on Banco Do
Brasil S.A., at the quoted price of the shares on the
 stock market and using the discounted cash flow

PROPOSAL #3.: Approve the valuation reports mentioned                      ISSUER          YES          FOR               FOR
 in item 2

PROPOSAL #4.: Approve and declare effective the                            ISSUER          YES          FOR               FOR
merger of BEP into Banco Do Brasil S.A. in accordance
 with the terms of the protocol and justification of
the merger, as well as to authorize the
administration of Banco Do Brasil to do all the acts
that are complementary to the mentioned merger

PROPOSAL #5.: Grant authority to increase the capital                      ISSUER          YES          FOR               FOR
 of Banco Do Brasil as a function of the merger
referred to above, through the transfer of the net
worth of the Company being merged to the Company
carrying out the merger, in accordance with the terms
 of the protocol and justification of the merger

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DO BRASIL SA BB BRASIL
  TICKER:                N/A             CUSIP:     P11427112
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition by Banco Do                          ISSUER          YES          FOR               FOR
Brasil S.A., of a Corporate shareholder interest
equivalent to 76,262,912 million common shares in
Banco Nossa Caixa S.A., corresponding to 71.25% of
the total share capital and of the voting capital in
the same proportion

PROPOSAL #2.: Ratify the Memorandum of understanding,                      ISSUER          YES          FOR               FOR
 accompanied by the valuation report on Banco Nossa
Caixa S.A., under the terms of Article 256/1 of Law
Number 6404/76 of 15 DEC 1976

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DO BRASIL SA BB BRASIL, BRASILIA
  TICKER:                N/A             CUSIP:     P11427112
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital                        ISSUER          YES          FOR               FOR
of Banco Do Brasil S.A as a result of the corporate
mergers of Banco Do Estado De Santa Catarina S.A BESC
 and BESC S.A Credito Imobiliario 'BESCRI'

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DO BRASIL SA BB BRASIL, BRASILIA
  TICKER:                N/A             CUSIP:     P11427112
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide concerning the                             ISSUER          YES          FOR               FOR
capitalization of the balance recorded in the
expansion reserves and the issuance of new shares

PROPOSAL #2.: Amend the Article 7 of the Corporate                         ISSUER          YES          FOR               FOR
Bylaws

PROPOSAL #3.: Amend the Corporate Bylaws                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO DO BRASIL SA BB BRASIL, BRASILIA
  TICKER:                N/A             CUSIP:     P11427112
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the Board of Directors                               ISSUER          YES          FOR               FOR
financial statements, External Auditors and of the
Finance Committee and documents opinion report
relating to FYE 31 DEC 2008

PROPOSAL #II.: Approve to deliberate on the                                ISSUER          YES          FOR               FOR
destination of the net income from the 2008 exercise
and the dividends distribution

PROPOSAL #III.: Elect the Members of the Board of                          ISSUER          YES        AGAINST           AGAINST
Auditors

PROPOSAL #IV.: Approve to fix the remuneration of the                      ISSUER          YES          FOR               FOR
 Board of Auditors

PROPOSAL #V.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #VI.: Approve to set the overall annual                           ISSUER          YES          FOR               FOR
account of the remuneration of the Members of the
Management bodies

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO ESPIRITO SANTO SA, LISBOA
  TICKER:                N/A             CUSIP:     X0346X153
  MEETING DATE:          3/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to sanction the appointment of                       ISSUER          YES          FOR               FOR
Mr. Bernard Octave Mary as Member of the Board of
Directors made by Co-optation on 31 OCT 2008

PROPOSAL #2.: Approve to resolve the Management                            ISSUER          YES          FOR               FOR
report, the Corporate Governance report and the
remaining documents related to the FY 2008 accounts

PROPOSAL #3.: Approve to resolve the consolidated                          ISSUER          YES          FOR               FOR
Management report, the consolidated accounts and the
remaining documents related to the FY 2008
consolidated accounts

PROPOSAL #4.: Approve to resolve the allocation of                         ISSUER          YES          FOR               FOR
results

PROPOSAL #5.: Approve to make a general assessment of                      ISSUER          YES          FOR               FOR
 BES' Management and Supervision

PROPOSAL #6.: Approve to resolve the reduction of the                      ISSUER          YES          FOR               FOR
 share capital from EUR 2,500,000,000.00 to EUR
500,000,000.00 through the reduction of the nominal
value of all the shares representative of the share
capital from EUR 5 to EUR 1 and the corresponding
constitution of a reserve in the amount of EUR
2,000,000,000.00, with the special purpose of
enabling a share capital increase through new cash
entries, that will be subject to the specific rules
regarding the reserves inalienability, with the
consequent amendment of Article 4 [share capital] of
the Articles of Association; the share capital
increase is conditional upon the realization of the
share capital increase through cash entries, as well
as the subsequent share capital through incorporation
 of reserves; the maximum amount of the premium per
share, to be determined on the date of the general
meeting does not exceed the amount of EUR 2.00, which
 implies: (i) a maximum subscription price per share
of EUR 3.00 and, (ii) that the minimum amount of the
proposed share capital is EUR 400,000,000

PROPOSAL #7.: Approve, conditional upon the approval                       ISSUER          YES          FOR               FOR
of the Resolution included in item 6 of the agenda, a
 special balance sheet that reflects the accounts
after the share nominal value reduction and
consequent constitution of the special reserve

PROPOSAL #8.: Approve, conditional upon the                                ISSUER          YES          FOR               FOR
Resolution included in item 6 of the agenda, to
resolve on a cash share capital increase from EUR
500,000,000.00 to up to EUR 1,700,000,000.00, with a
premium to be resolved upon, and the issue of up to
1,200,000,000 new book-entry registered shares, with
the nominal value of EUR 1 each, through public
subscription and reserve of a preemption right for
shareholders, with the consequent amendment of
Article 4 [share capita] of the Articles of

PROPOSAL #9.: Approve, conditional upon the                                ISSUER          YES          FOR               FOR
Resolutions included in items 6 to 8 of the agenda,
to resolve on the increase of the nominal value of
all the shares representative of the share capital to
 an amount to be resolved upon by the general
shareholders meeting, including the shares resulting
from the share capital increase foreseen in item 8 of
 the agenda to be made immediately after their
creation, through a new share capital increase to up
to EUR 4,500,000,000.00, through the incorporation of
 reserves up to the limit of EUR 3,300,000,000.00,
which include the special reserve created by means of
 the resolution foreseen in item 6 of the agenda in
the amount of EUR 2,000,000,000.00 and share premium
and free reserves up to the limit of EUR
1,300,000,000.00, with the corresponding amendment of
 Article 4 [share capital] of the Articles of

PROPOSAL #10.: Approve to resolve on the partial                           ISSUER          YES          FOR               FOR
amendment to the Articles of Association, namely the
amendment of Article 16 N. 1, of Article 19, N. 2,
and the addition of N. 3 in Article 19; and to
further resolve on the amendment of Article 4 of the
general shareholders meeting regulation

PROPOSAL #11.: Approve to resolve on a proposal for                        ISSUER          YES          FOR               FOR
acquisition and sale of own shares, by BES or
Companies under BES control

PROPOSAL #12.: Approve to consider the Remuneration                        ISSUER          YES        AGAINST           AGAINST
Commission and Board of Directors statements on the
remuneration policy of BES Corporate and Supervision
bodies and remaining BES Managers, respectively

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO ITAU HOLDING FINANCEIRA SA
  TICKER:                N/A             CUSIP:     P1391K111
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Altering the corporate denomination to                       ISSUER          NO           N/A               N/A
Itau Unibanco Banco Multiplo S.A

PROPOSAL #2.: Altering the composition of the Board                        ISSUER          NO           N/A               N/A
of Directors which shall now have an even number of
Members, respecting the minimum of 10 and the maximum
 of 14 Members

PROPOSAL #3.: Improving the provisions with respect                        ISSUER          NO           N/A               N/A
to the basic conditions for the composition and
election of the Audit Committee

PROPOSAL #4.: Increasing the maximum number of                             ISSUER          NO           N/A               N/A
Members of the Board of Executive Officers [from 15
to 20 Members]

PROPOSAL #5.: Altering the wording of the Articles 1,                      ISSUER          NO           N/A               N/A
 5 (5.1), 7 (7.1 and 7.1.1) and 11 (11.1) of the
Corporate Bylaws in view of the preceding items

PROPOSAL #6.: Recomposing the Board of the Directors,                      ISSUER          NO           N/A               N/A
 for terminating the current annual term of office;
pursuant to CVM instructions 165/91 and 282/98,
notice is hereby given that eligibility to multiple
voting rights in the election of the Members of the
Board of Directors is contingent on those requesting
the said rights representing at least 5% of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO MACRO S.A.
  TICKER:                BMA             CUSIP:     05961W105
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPOINT TWO SHAREHOLDERS TO SIGN THE                         ISSUER          YES          FOR             AGAINST
MINUTES OF THE SHAREHOLDERS' MEETING.

PROPOSAL #02: EVALUATE THE DOCUMENTATION PROVIDED FOR                      ISSUER          YES          FOR             AGAINST
 IN SECTION 234, SUBSECTION 1 OF LAW NO. 19550.

PROPOSAL #03: EVALUATE BOTH THE MANAGEMENT OF THE                          ISSUER          YES          FOR             AGAINST
BOARD OF DIRECTOR AND THE SUPERVISORY COMMITTEE.

PROPOSAL #04: EVALUATE THE DISTRIBUTION OF CASH                            ISSUER          YES          FOR             AGAINST
DIVIDENDS, SUBJECT TO THE AUTHORIZATION OF BANCO
CENTRAL DE LA REPUBLICA ARGENTINA.

PROPOSAL #05: EVALUATE THE REMUNERATIONS OF THE                            ISSUER          YES          FOR             AGAINST
MEMBERS OF THE BOARD OF DIRECTORS FOR THE FISCAL YEAR
 ENDED DECEMBER 31ST 2008.

PROPOSAL #06: EVALUATE THE REMUNERATIONS OF THE                            ISSUER          YES          FOR             AGAINST
MEMBERS OF THE SUPERVISORY COMMITTEE FOR THE FISCAL
YEAR ENDED DECEMBER 31ST 2008.

PROPOSAL #07: EVALUATE THE REMUNERATION OF THE                             ISSUER          YES          FOR             AGAINST
INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDED
DECEMBER 31ST 2008.

PROPOSAL #08: CHANGE THE NUMBER OF REGULAR DIRECTORS.                      ISSUER          YES        AGAINST           AGAINST
 APPOINT FOUR REGULAR DIRECTORS, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #09: DETERMINE THE NUMBER OF MEMBERS WHO                          ISSUER          YES          FOR             AGAINST
SHALL FORM THE SUPERVISORY COMMITTEE, ALL AS MORE
FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #10: APPOINT THE INDEPENDENT AUDITOR FOR THE                      ISSUER          YES          FOR             AGAINST
 FISCAL YEAR THAT SHALL END DECEMBER 31ST 2009.

PROPOSAL #11: DEFINE THE AUDITING COMMITTEE'S BUDGET.                      ISSUER          YES          FOR             AGAINST
 DELEGATION TO THE BOARD OF DIRECTORS.

PROPOSAL #12: CAPITAL REDUCTION & CANCELLATION OF AR                       ISSUER          YES          FOR             AGAINST
$60,000,000 REPRESENTING 60,000,000 SHARES CLASS B OF
 PAR VALUE AR $1 EACH.

PROPOSAL #13: AMENDMENT OF SECTIONS 5, 14, 17 AND 19                       ISSUER          YES        AGAINST           AGAINST
AND ADDITION OF SECTION 23 BIS TO THE BYLAWS.

PROPOSAL #14: AUTHORIZATION TO PERFORM ALL ACTS,                           ISSUER          YES          FOR             AGAINST
PROCEEDINGS AND FILLINGS NECESSARY TO COMPLY WITH ALL
 APPLICABLE REGISTRATIONS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO MACRO S.A.
  TICKER:                BMA             CUSIP:     05961W105
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPOINT OF TWO SHAREHOLDERS TO SIGN THE                      ISSUER          YES          FOR             AGAINST
 MINUTES OF THE SHAREHOLDERS' MEETING.

PROPOSAL #02: EVALUATE THE PRELIMINARY MERGER                              ISSUER          YES          FOR             AGAINST
AGREEMENT PURSUANT TO WHICH NUEVO BANCO BISEL S.A.
SHALL BE MERGED WITH AND INTO BANCO MACRO S.A., AND
THE GENERAL CONSOLIDATED SPECIAL BALANCE SHEET OF
MERGER AND BASED ON THE INDIVIDUAL BALANCE SHEETS
PREPARED BY EACH MERGING COMPANY AS OF SAME DATE.

PROPOSAL #03: EVALUATE THE EXCHANGE RELATIONSHIP                           ISSUER          YES          FOR             AGAINST
BETWEEN THE SHARES OF BOTH MERGING COMPANIES.

PROPOSAL #04: CAPITAL INCREASE TO AR$ 1,147,887                            ISSUER          YES          FOR             AGAINST
THROUGH THE ISSUANCE OF 1,147,887 CLASS B ORDINARY
BOOK-ENTRY SHARES OF PAR VALUE AR$ 1 EACH, ENTITLED
TO ONE VOTE PER SHARE & TO PAYMENT OF DIVIDENDS.

PROPOSAL #05: GRANT TO THE BOARD ALL NECESSARY POWERS                      ISSUER          YES          FOR             AGAINST
 AND AUTHORITY FOR IT TO MAKE ALL THE AMENDMENTS AND
CHANGES EVENTUALLY SUGGESTED BY THE CONTROLLING
ENTITIES AND/OR AUTHORITIES. GRANT ALL NECESSARY
POWERS TO EXECUTE AND DELIVER THE FINAL AGREEMENT OF
MERGER AND CARRY OUT ANY ACTS OR PROCEEDINGS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO POPOLARE SOCIETA' COOPERATIVA, VERONA, PIAZZ
  TICKER:                N/A             CUSIP:     T1872V103
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the report of the Board of                          ISSUER          NO           N/A               N/A
Directors, Auditors and Audit firm of financial
statement at 31 DEC 2008 consolidated financial
statement at 31 DEC 2008 any adjournment thereof

PROPOSAL #O.2: Approve the determination of amount to                      ISSUER          NO           N/A               N/A
 allocate for charity

PROPOSAL #O.3: Grant authority to buy and sell own                         ISSUER          NO           N/A               N/A
shares

PROPOSAL #O.4: Approve the integration of audit firm                       ISSUER          NO           N/A               N/A
emoluments

PROPOSAL #O.5: Approve the board of inspection                             ISSUER          NO           N/A               N/A
emoluments

PROPOSAL #O.6: Appoint 5 Board of Inspection Members                       ISSUER          NO           N/A               N/A

PROPOSAL #E.1.A: Amend the Articles of Corporate By                        ISSUER          NO           N/A               N/A
Laws insertion of Articles. 35.3, 39.13 and 40.7,
renumbering of following Articles of Corporate By
Laws cancellation of Articles 29.6, 39.7, 56, 57 and
58 cancellation of the nominating committee rule

PROPOSAL #E.1.B: Any adjournment thereof; power to                         ISSUER          NO           N/A               N/A
observe formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO POPULAR ESPANOL SA, MADRID
  TICKER:                N/A             CUSIP:     E19550206
  MEETING DATE:          11/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approval of the Merger Plan between the                      ISSUER          YES          FOR               FOR
 Banco Popular Espanol, S.A., Banco de Castilla,
S.A., Banco de Credito Balear, S.A. Banco de Galicia,
 S.A., and Banco de Vasconia, S.A.  Approval of the
merger balances sheet closed on the 30th June 2008.
Approval of the merger between the Banco Popular
Espanol, S.A. and Banco de Vasconia, S.A., through
the takeover of the last four of the first one,
termination of the four merged companies and the
general transfer of all their respective assets to
the Banco Popular Espanol, S.A.  Capital increase to
meet the share exchange and the corresponding
alteration to the final article of the merging
company's Articles of Association, all of which
complies with the provisions established in the
Merger Plan.  Inclusion of the merger in the tax
regime of Chapter VIII of the Title VII of the

PROPOSAL #2.: Approve the delegation of powers in the                      ISSUER          YES          FOR               FOR
 Board of Directors, with the power of substitution,
for formalising, inturpreting, remedying and
executing the agreements adopted by the general
meeting to the full.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO POPULAR ESPANOL SA, MADRID
  TICKER:                N/A             CUSIP:     E19550206
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts, Management                      ISSUER          YES          FOR               FOR
 report and the Board Management; application of the
result

PROPOSAL #2.: Approve the merger with Banco De                             ISSUER          YES          FOR               FOR
Andalucia by absorption over Banco De Andalucia

PROPOSAL #3.1: Amend the Article 29 of the Company                         ISSUER          YES          FOR               FOR
Bylaw about the dividend distribution and the issue
of share premium

PROPOSAL #3.2: Approve the complementary distribution                      ISSUER          YES          FOR               FOR
 to the dividend with charge to the premium

PROPOSAL #4.1: Ratify Mr. Allianz Se as the Board                          ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #4.2: Ratify the Union Europea De                                 ISSUER          YES        AGAINST           AGAINST
Inversiones as the Board Member

PROPOSAL #4.3: Amend the Article 17 of the Company                         ISSUER          YES          FOR               FOR
Bylaw for the reduction of the Board Member from 20
to 15

PROPOSAL #5.: Re-elect the Auditors                                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Authorize the Board for the acquisition                      ISSUER          YES          FOR               FOR
 of own shares

PROPOSAL #7.: Authorize the Board to increase the                          ISSUER          YES          FOR               FOR
share capital

PROPOSAL #8.: Authorize the Board to issue bonds,                          ISSUER          YES          FOR               FOR
promissory notes and other fixed income

PROPOSAL #9.: Authorize the Board to issue new fixed                       ISSUER          YES          FOR               FOR
income securities and shares

PROPOSAL #10.: Receive the report about the                                ISSUER          YES          FOR               FOR
retribution policy to the Board

PROPOSAL #11.: Approve the delegation of powers                            ISSUER          YES          FOR               FOR

PROPOSAL #12.: Receive the report about the                                ISSUER          YES          FOR               FOR
modification of the Board Bylaws

PROPOSAL #13.: Receive the report about the Article                        ISSUER          YES          FOR               FOR
116.BIS of the Stock Market Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO SANTANDER CHILE
  TICKER:                SAN             CUSIP:     05965X109
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE ANNUAL REPORT, BALANCE                       ISSUER          YES          FOR               FOR
SHEET AND CONSOLIDATED FINANCIAL STATEMENTS OF THE
BANK AND ITS SUBSIDIARIES, THE INDEPENDENT REPORT OF
THE EXTERNAL AUDITORS, AND THE NOTES CORRESPONDING TO
 THE FINANCIAL YEAR ENDING DECEMBER 31ST OF 2008.

PROPOSAL #02: THE PAYMENT OF A DIVIDEND OF                                 ISSUER          YES          FOR               FOR
CH$1.13185985 PER SHARE OR 65% OF 2008 NET INCOME
ATTRIBUTABLE TO SHAREHOLDERS AS A DIVIDEND. THE
REMAINING 35% OF 2008 NET INCOME ATTRIBUTABLE TO
SHAREHOLDERS WILL BE RETAINED AS RESERVES.

PROPOSAL #03: DESIGNATION OF EXTERNAL AUDITORS. THE                        ISSUER          YES          FOR               FOR
BOARD IS PROPOSING DELOITTE AUDITORES Y CONSULTORES
LIMITADA.

PROPOSAL #04: RATIFY THE DIRECTORS APPOINTED TO THE                        ISSUER          YES        AGAINST           AGAINST
BOARD. IN 2008 THE FOLLOWING BOARD MEMBERS RESIGNED:
BENIGNO RODRIGUEZ AND MARCIAL PORTELA. THE BOARD
DESIGNATED VITTORIO CORBO AND THE ALTERNATE DIRECTOR
JESUS ZABALZA AS REPLACEMENTS. SHAREHOLDERS MUST
RATIFY THESE DESIGNATIONS AND APPROVE THE NEW
ALTERNATE DIRECTOR TO BE NAMED.

PROPOSAL #05: APPROVE THE BOARD OF DIRECTORS' 2009                         ISSUER          YES          FOR               FOR
REMUNERATION. A MONTHLY STIPEND OF UF209
(APPROXIMATELY US$7,500) PLUS UF26 (US$930) PER MONTH
 FOR EACH COMMITTEE A BOARD MEMBER PARTICIPATES IN.

PROPOSAL #06: APPROVAL OF THE AUDIT COMMITTEE'S 2009                       ISSUER          YES          FOR               FOR
BUDGET.

PROPOSAL #07: APPROVAL OF RELATED PARTY TRANSACTIONS                       ISSUER          YES          FOR               FOR
AND SIGNIFICANT EVENTS REGISTERED IN 2008 IN
ACCORDANCE WITH ARTICLE 44 OF LAW 18,046 AND DETAILED
 IN NOTE 14 OF THE FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO SANTANDER SA, SANTANDER
  TICKER:                N/A             CUSIP:     E19790109
  MEETING DATE:          9/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, to increase the capital in the                      ISSUER          YES          FOR               FOR
 nominal amount of EUR 71,688,495 by means of the
issuance of 143,376,990 new ordinary shares having a
par value of one-half EUR [0.5] each and an issuance
premium to be determined by the Board of Directors
or, by delegation, the Executive Committee, in
accordance with the provisions of Section 159.1.c] in
 fine of the Companies Law [Lay De Sociedades
Anonimas] no later than on the date of implementation
 of the resolution, for an amount that in all events
shall be between a minimum of 8 EUR and a maximum of
EUR 11.23 per share; the new shares shall be fully
subscribed and paid up by means of in kind
contributions consisting of ordinary shares of the
British Company Alliance & Leicester plc; total
elimination of the pre-emptive rights held by the
shareholders and holders of convertible bonds and
express provision for the possibility of an
incomplete subscription, option, under the provisions
 of Chapter VIII of Title VII and the second
additional provision of the restated text of the
Corporate Income Tax Law [Ley del Impuesto sobre
Sociedadees] approved by Royal Legislative Decree
4/2004, for the special rules therein provided with
respect to the capital increase by means of the in
kind contribution of all the ordinary shares of
Alliance & Leicester plc, and authorize the Board of
Directors to delegate in turn to the Executive
Committee, in order to set the terms of the increase
as to all matters not provided for by the
shareholders at this general meeting, perform the
acts needed for the execution thereof, re-draft the
text of sub-sections 1 and 2 of Article 5 of the By-
Laws to reflect the new amount of share capital,
execute whatsoever public or private documents are
necessary to carry out the increase and, with respect
 to the in kind contribution of the shares of
Alliance & Leicester plc, exercise the option for the
 special tax rules provided for under Chapter VIII of
 Title VII and the second Additional provision of the
 restated text of the Corporate Income Tax Law
approved by Royal Legislative Decree 4/2004,
application to the applicable domestic and foreign
agencies to admit the new shares to trading on the
Madrid, Barcelona, Bilbao, and Valencia stock
exchanges through the stock exchange interconnection
system [Continuous Market] and the foreign stock
exchanges on which the shares of Banco Santander are
listed [London, Milan, Lisbon, Buenos Aires, Mexico,

PROPOSAL #2.: Grant authority to deliver 100 shares                        ISSUER          YES          FOR               FOR
of the Bank to each employee of the Alliance &
Leicester plc Group, as a special bonus within the
framework of the acquisition of Alliance & Leicester
plc, once such acquisition has been completed

PROPOSAL #3.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
interpret, rectify, supplement, execute and further
develop the resolutions adopted by the shareholders
at the general meeting, as well as to delegate the
powers it receives from the shareholders acting at
the general meeting, and grant powers to convert such
 resolutions into notarial instruments

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO SANTANDER SA, SANTANDER
  TICKER:                N/A             CUSIP:     E19790109
  MEETING DATE:          1/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the capital increase in the                          ISSUER          YES          FOR               FOR
nominal amount of EUR 88,703,857.50 by means of the
issuance of 177,407,715 new ordinary shares having a
par value of one-half EUR [0.5] each and an issuance
premium to be determined by the Board of Directors
or, by delegation, the Executive Committee, in
accordance with the provisions of Section 159.1.c in
fine of the Companies Law, no later than on the date
of implementation of the resolution, for an amount
that in all events shall be between a minimum of EUR
7.56 and a maximum of EUR 8.25 per share, the new
shares shall be fully subscribed and paid up by means
 of in kind contributions consisting of ordinary
shares of the Sovereign Bancorp Inc., total
elimination of the pre-emptive rights held by the
shareholders and holders of convertible bonds and
express provision for the possibility of an

PROPOSAL #2.: Grant authority for the delivery of 100                      ISSUER          YES          FOR               FOR
 shares of the Bank to each employee of the Abbey
National Plc Group

PROPOSAL #3.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
interpret, rectify, supplement, execute and further
develop the resolutions adopted by the shareholders
at the General Meeting, as well as to delegate the
powers it receives from the shareholders acting at
the General Meeting, and grant powers to convert such
 resolutions into notarial instruments

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANCO SANTANDER SA, SANTANDER
  TICKER:                N/A             CUSIP:     E19790109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts, the                             ISSUER          YES          FOR               FOR
Management report and the Board Management of
Santander and consolidated group

PROPOSAL #2.: Approve the application of the 2008                          ISSUER          YES          FOR               FOR
result

PROPOSAL #3.1: Re-elect Mr. Matias Rodriguez as a                          ISSUER          YES          FOR               FOR
Board Member

PROPOSAL #3.2: Re-elect Mr. Manuel Sotoserrano as a                        ISSUER          YES          FOR               FOR
Board Member

PROPOSAL #3.3: Re-elect Mr. Guillermo De Ladehesa                          ISSUER          YES          FOR               FOR
Romero as a Board Member

PROPOSAL #3.4: Re-elect Mr. Abel Matutes Juan as a                         ISSUER          YES          FOR               FOR
Board Member

PROPOSAL #4.: Re-elect the Auditors                                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Grant authority for the acquisition of                       ISSUER          YES          FOR               FOR
own shares

PROPOSAL #6.: Authorize the Board to increase the                          ISSUER          YES          FOR               FOR
share capital

PROPOSAL #7.: Authorize the Board to increase the                          ISSUER          YES          FOR               FOR
share capital in the next 3 years 1 or more time sup
to a maximum of 2,038,901,430.50 Euros

PROPOSAL #8.: Authorize the Board to increase the                          ISSUER          YES          FOR               FOR
share capital through the issue of new shares with 0,
 5 E nominal value charged to reserves and without
premium, delegation of powers to issue these shares
and to publish this agreement and listing of these
shares in the corresponding stock Exchanges Markets

PROPOSAL #9.: Authorize the Board to issue bonds,                          ISSUER          YES          FOR               FOR
promissory notes and other fixed income securities
excluding the preferent subscription right

PROPOSAL #10.1: Approve the incentive plan to long                         ISSUER          YES          FOR               FOR
term for the Banco Santander Employees

PROPOSAL #10.2: Approve the Incentive Plan for the                         ISSUER          YES          FOR               FOR
Abbey Employees

PROPOSAL #10.3: Grant authority to deliver 100 shares                      ISSUER          YES          FOR               FOR
 to each Employee of Sovereign

PROPOSAL #11.: Approve to delegate the powers to the                       ISSUER          YES          FOR               FOR
Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANESTO S A
  TICKER:                N/A             CUSIP:     E20930124
  MEETING DATE:          2/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, if applicable, of the                               ISSUER          YES        ABSTAIN           AGAINST
individual annual financial statements of Banco
Espanol De Credito, S.A., [balance sheet, profit and
loss statement and notes] and of the consolidated
financial statements of Banco Espanol De Credito,
S.A., and its subsidiaries for the FY 2008

PROPOSAL #2.: Approve the allocation of results of                         ISSUER          YES        ABSTAIN           AGAINST
the FY 2008

PROPOSAL #3.: Approve, if applicable, the merger                           ISSUER          YES        ABSTAIN           AGAINST
project between Banco Espanol De Credito, S.A., as
acquiring Company with Banesto S.A.U., Gedinver E
Inmuebles S.A.U., and Banesto Factoring S.A.U.,
E.F.C. and the balance as of 31 DEC 2008 as the

PROPOSAL #4.a: Approve to establish the number of                          ISSUER          YES        ABSTAIN           AGAINST
Board Members as 14

PROPOSAL #4.b: Ratify the appointment of Ms. Belen                         ISSUER          YES        ABSTAIN           AGAINST
Romana Garcia as an Independent Board Member

PROPOSAL #4.c: Ratify the appointment of Mr. Carlos                        ISSUER          YES        ABSTAIN           AGAINST
Perez De Bricio Y Olariaga as an Independent Board
Member

PROPOSAL #4.d: Re-elect Mr. David Arce Torres                              ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #4.e: Re-elect Mr. Jose Luis Lopez Combarros                      ISSUER          YES        ABSTAIN           AGAINST
 as an Independent Board Member

PROPOSAL #4.f: Re-elect Mr. Jose Maria Fuster Van                          ISSUER          YES        ABSTAIN           AGAINST
Bendegem

PROPOSAL #5.: Re-elect the Auditors                                        ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #6.: Grant authority for the acquisition of                       ISSUER          YES        ABSTAIN           AGAINST
own shares

PROPOSAL #7.: Authorize the Board to donate up to 12                       ISSUER          YES        ABSTAIN           AGAINST
million euro to non-profit organizations

PROPOSAL #8.: Approve the delegation of powers to                          ISSUER          YES        ABSTAIN           AGAINST
formalize and execute all resolutions adopted by the
shareholders at the general shareholders meeting, for
 conversion thereof into a public instrument, and for
 the interpretation, correction and supplementation
thereof or further elaboration thereon until the
required registrations are made

PROPOSAL #9.: Approve the presentation of the                              ISSUER          YES        ABSTAIN           AGAINST
remuneration policy of 2008

PROPOSAL #10.: Approve the presentation of the                             ISSUER          YES        ABSTAIN           AGAINST
Management report according to Article 116 BIS of Law
 24, 1988, 28th July, of the Stock market

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANGKOK BK PLC
  TICKER:                N/A             CUSIP:     Y0606R119
  MEETING DATE:          4/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the 15th annual                       ISSUER          YES          FOR               FOR
ordinary meeting of shareholders held on 11 APR 2008

PROPOSAL #2.: Acknowledge the report on the results                        ISSUER          YES          FOR               FOR
of the operations for the year 2008 as presented in
the annual report

PROPOSAL #3.: Acknowledge the report of the Audit                          ISSUER          YES          FOR               FOR
Committee

PROPOSAL #4.: Approve the balance sheet and the                            ISSUER          YES          FOR               FOR
profit and loss statement for the year 2008

PROPOSAL #5.: Approve the appropriation of profit and                      ISSUER          YES        AGAINST           AGAINST
 the payment of dividend for the year 2008

PROPOSAL #6.1: Elect Mr. Staporn Kavitanon as a                            ISSUER          YES          FOR               FOR
Director, in place of those retiring by rotation

PROPOSAL #6.2: Elect Mr. Chartsiri Sophonpanich as a                       ISSUER          YES          FOR               FOR
Director, in place of those retiring by rotation

PROPOSAL #6.3: Elect Mr. Deja Tulananda as a                               ISSUER          YES          FOR               FOR
Director, in place of those retiring by rotation

PROPOSAL #6.4: Elect H.S.H. Prince Mongkolchaleam                          ISSUER          YES          FOR               FOR
Yugala as a Director, in place of those retiring by
rotation

PROPOSAL #6.5: Elect Mr. Suvarn Thansathit as a                            ISSUER          YES          FOR               FOR
Director, in place of those retiring by rotation

PROPOSAL #6.6: Elect Mr. Amorn Chandarasomboon as a                        ISSUER          YES          FOR               FOR
Director, in place of those retiring by rotation

PROPOSAL #7.: Acknowledge the Directors' remuneration                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Appoint the Auditors and approve to                          ISSUER          YES          FOR               FOR
determine the remuneration

PROPOSAL #9.: Amend the bank's Articles of Association                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Other business                                              ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK CHINA LTD
  TICKER:                N/A             CUSIP:     Y0698A107
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors of the Bank

PROPOSAL #2.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Supervisors of the Bank

PROPOSAL #3.: Approve the 2008 profit distribution                         ISSUER          YES          FOR               FOR
plan of the Bank

PROPOSAL #4.: Approve the 2008 annual financial                            ISSUER          YES          FOR               FOR
statements of the Bank

PROPOSAL #5.: Approve the 2009 annual budget of the                        ISSUER          YES          FOR               FOR
Bank

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers Zhong                      ISSUER          YES          FOR               FOR
 Tian Certified Public Accountants Limited Company
and PricewaterhouseCoopers Hong Kong as the Bank's
External Auditors for 2009

PROPOSAL #7.1: Approve the 2008 performance appraisal                      ISSUER          YES          FOR               FOR
 and Bonus Plan for Mr. Xiao Gang, the Chairman of
the Board of Directors

PROPOSAL #7.2: Approve the 2008 performance appraisal                      ISSUER          YES          FOR               FOR
 and Bonus Plan for Mr. Li Lihui, the Vice Chairman
of the Board of Directors and the President of the

PROPOSAL #7.3: Approve the 2008 performance appraisal                      ISSUER          YES          FOR               FOR
 and Bonus Plan for Mr. Li Zaohang, the Executive
Director and the Executive Vice President of the Bank

PROPOSAL #7.4: Approve the 2008 performance appraisal                      ISSUER          YES          FOR               FOR
 and Bonus Plan for Mr. Zhou Zaiqun, the Executive
Director and the Executive Vice President of the Bank

PROPOSAL #7.5: Approve the 2008 performance appraisal                      ISSUER          YES          FOR               FOR
 and Bonus Plan for Mr. Liu Ziqiang, the Chairman of
the Board of Supervisors

PROPOSAL #7.6: Approve the 2008 performance appraisal                      ISSUER          YES          FOR               FOR
 and Bonus Plan for Mr. Wang Xueqiang, the Supervisor
 of the Bank

PROPOSAL #7.7: Approve the 2008 performance appraisal                      ISSUER          YES          FOR               FOR
 and Bonus Plan for Mr. Liu Wanming, the Supervisor
of the Bank

PROPOSAL #8.1: Re-elect Mr. Seah Lim Huat Peter as a                       ISSUER          YES          FOR               FOR
Non-Executive Director of the Bank

PROPOSAL #8.2: Re-elect Mr. Alberto Togni as a                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Bank

PROPOSAL #9.: Approve the proposal for Supplemental                        ISSUER          YES          FOR               FOR
Delegation of authorities by the Shareholders meeting
 to the Board of Directors of the Bank

PROPOSAL #S.10: Amend the Article 238 of the Articles                      ISSUER          YES          FOR               FOR
 of Association as specified

PROPOSAL #S.11: Approve the issue of RMB-denominated                       ISSUER          YES        AGAINST           AGAINST
bonds by the Bank in Hong Kong for an aggregate
amount not exceeding RMB 10 billion by the end of
2010; the issue of RMB-denominated bonds by the Bank
in accordance with the following principles: (a)
Issue size, taking into account the amount of RMB-
denominated deposit in Hong Kong and the conditions
of the bond market, the Bank plans to issue RMB-
denominated bonds in Hong Kong for an amount not
exceeding RMB 10 billion by the end of 2010; (b)
Term, In accordance with the Hong Kong residents
investment preference and the utilization of the
Bank's funds, the term of the bond will not exceed 3
years; Interest rate, the nominal rate of the RMB-
denominated bond will be determined by reference to
the level of RMB deposit rate and the level of bond
yield in the relevant market, and will be finalized
by reference to the term of the bonds and the
prevailing market conditions, authorize the Board to
finalize the terms of such RMB-denominated bond
issues including the timing of the issue, the issue
size, the term and the interest rate, as well as
other relevant matters and signing all related

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK COMMUNICATIONS CO LTD
  TICKER:                N/A             CUSIP:     Y06988102
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the work report of the Bank's                        ISSUER          YES          FOR               FOR
Board of Directors for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Bank's Board                       ISSUER          YES          FOR               FOR
of Supervisors for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements of the Bank for the YE 31 DEC

PROPOSAL #4.: Approve the fixed assets investment                          ISSUER          YES          FOR               FOR
budget of the Bank for the YE 31 DEC 2009

PROPOSAL #5.: Approve the Profit Distribution Plan of                      ISSUER          YES          FOR               FOR
 the Bank and the recommendation for dividend for the
 YE 31 DEC 2008

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the International Auditors and Deloitte Touche
Tohmatsu CPA Limited as the Domestic Auditors of the
Bank for the term to be ended at the next AGM, and
authorize the Board of Directors to determine their
remuneration provided that such amount shall not
exceed the aggregate remuneration for 2008

PROPOSAL #7.: Approve the Remuneration Plan for the                        ISSUER          YES          FOR               FOR
Directors and Supervisors of the Bank for the YE 31
DEC 2008

PROPOSAL #8.: Approve the proposed amendments to the                       ISSUER          YES          FOR               FOR
Work Procedures for Independent Directors of Bank of
Communications Company Limited as specified

PROPOSAL #9.a: Re-elect Mr. HU Huaibang as an                              ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #9.b: Re-elect Mr. QIAN Hongyi as an Non-                         ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #9.c: Re-elect Mr. JI Guoquiang as an Non-                        ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #9.d: Re-elect Mr. LEI Jun as an Non-                             ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #10.: Re-elect Mr. Yan Hong as a Supervisor                       ISSUER          YES          FOR               FOR
of the Bank

PROPOSAL #S.11: Amend the Articles 8, 78, 204, 243,                        ISSUER          YES          FOR               FOR
255 of the Articles of Association of the Bank; and
authorize the Chairman of the Board of Directors and
its attorney to make further amendments to the
amended Articles of Association of the Bank which in
their opinion may be necessary and appropriate as the
 relevant authorities and stock exchanges may require
 from time to time in the course of the application
by the Bank for approvals in respect of the
amendments to the Articles of Association of the Bank

PROPOSAL #S.12: Approve that the issue of Bonds [as                        ISSUER          YES          FOR               FOR
specified] by the Bank and the specified terms and
conditions for the issue of the Bonds

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK HANDLOWY W WARSZAWIE SA
  TICKER:                N/A             CUSIP:     X05318104
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairperson                                        ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve to verify the validity of the                        ISSUER          NO           N/A               N/A
meeting and ability to pass valid resolutions

PROPOSAL #4.: Approve the agenda                                           ISSUER          NO           N/A               N/A

PROPOSAL #5.: Elect the Vote Counting commission                           ISSUER          NO           N/A               N/A

PROPOSAL #6.1: Approve to review the Management                            ISSUER          NO           N/A               N/A
Boards report on the Company's activity in 2009 and
the financial statement for 2008

PROPOSAL #6.2: Approve to review the Supervisory                           ISSUER          NO           N/A               N/A
Boards report on own activity for the period from OGM
 of shareholders in 2008 to OGM of shareholders in
2009, consisting of analysis of report on activity
and financial statement of the Company and the
capital group in 2008 and Management Boards motion on
 distribution of profit for 2008

PROPOSAL #6.3: Approve to review the report on                             ISSUER          NO           N/A               N/A
capital groups activity in 2008 and consolidated
financial statement of the capital group for 2008

PROPOSAL #6.4: Grant discharge of duties for Members                       ISSUER          NO           N/A               N/A
of the Management Board for 2008

PROPOSAL #6.5: Grant discharge of duties for Members                       ISSUER          NO           N/A               N/A
of the Supervisory Board for 2008

PROPOSAL #6.6: Approve the distribution of profit for                      ISSUER          NO           N/A               N/A
 2008

PROPOSAL #6.7: Approve the changes in the Company's                        ISSUER          NO           N/A               N/A
Articles of Association

PROPOSAL #6.8: Approve the changes in the regulations                      ISSUER          NO           N/A               N/A
 of the general meeting of shareholders

PROPOSAL #6.9: Appoint the Members of the Supervisory                      ISSUER          NO           N/A               N/A
 Board

PROPOSAL #7.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK HAPOALIM B M
  TICKER:                N/A             CUSIP:     M1586M115
  MEETING DATE:          8/6/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the update of the annual                             ISSUER          YES        AGAINST           AGAINST
remuneration and meeting attendance fees of all of
the Directors in office from time to time [with the
exception of Directors who are owners of means
controller or their relatives] as follows: annual
remuneration in accordance with the Companies
Regulations from time to time in force in such manner
 that each Director will receive the maximum amount
permitted by law in accordance with the grading of
the Company and expertise of the Director; meeting
attendance fees in accordance with regulations as
aforesaid, 60% of such fee in the event of a meeting
held by means of communications and 50% for a
decision adopted without actual meeting

PROPOSAL #2.: Approve to increase of registered share                      ISSUER          YES          FOR               FOR
 capital by the creation of 2 billion additional
ordinary shares of NIS 1 par value in such manner
that, following the increase, the authorized share
capital will comprise of 4 billion ordinary NIS 1
shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK HAPOALIM B M
  TICKER:                N/A             CUSIP:     M1586M115
  MEETING DATE:          2/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. O. Tov as an External                            ISSUER          YES          FOR               FOR
Director for a 3 year statutory period

PROPOSAL #2.: Approve the grant to Mr. Tov [if                             ISSUER          YES          FOR               FOR
appointed as above], to Ms. I. Dror who was appointed
 in NOV 2008, and to all Directors who may hold
office from time to time in the future, of an
indemnity undertaking in the same text as already
issued to the presently officiating Directors, which
text has already been approved by all of the organs
of the Company, including general meeting the text
limits the aggregate indemnity amount to 25% of the
shareholders' equity

PROPOSAL #3.: Ratify the D and O insurance cover for                       ISSUER          YES          FOR               FOR
all D and O including Mr. Tov and Ms. Sror -the cover
 is for the year commencing 01 JUN 2008 in the amount
 of USD 260 million and the premium is USD 2,030,000;
 approve that the existing policy will cover all D
and O holding office from time to time on the
expiration of the existing policy the Company may
during an aggregate period ending MAY 2014, extend,
renew or purchase cover for all D and O who may hold
office from time to time provided that the cover does
 not exceed USD 400 million and the annual premium
does not exceed USD 5 million

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK HAPOALIM B M
  TICKER:                N/A             CUSIP:     M1586M115
  MEETING DATE:          4/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Directors' report for the year 2007

PROPOSAL #2.: Re-appoint Ms. N. Dror as an External                        ISSUER          YES          FOR               FOR
Director for an additional 3 year statutory period

PROPOSAL #3.: Re-appoint the Accountant Auditors for                       ISSUER          YES          FOR               FOR
the year 2008 and authorize the Board to fix their

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK LEUMI LE-ISRAEL
  TICKER:                N/A             CUSIP:     M16043107
  MEETING DATE:          10/7/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the registered                           ISSUER          YES          FOR               FOR
share capital of the Bank to NIS 2,215 million by the
 creation of 500 million Ordinary Shares of par value
 NIS 1 each, which will be converted into stock after
 being issued and paid up in full, for the purpose of
 the issue of deferred hybrid capital notes

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK MILLENNIUM SPOLKA AKCYJNA
  TICKER:                N/A             CUSIP:     X05407105
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve the information on voting                            ISSUER          NO           N/A               N/A

PROPOSAL #3.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #4.: Acknowledge proper convening of the                          ISSUER          NO           N/A               N/A
meeting and its ability to adopt resolutions

PROPOSAL #5.: Approve to accept the agenda                                 ISSUER          NO           N/A               N/A

PROPOSAL #6.: Elect the Scrutiny Commission                                ISSUER          NO           N/A               N/A

PROPOSAL #7.: Approve the financial statement, the                         ISSUER          NO           N/A               N/A
Management Board report on the Company activities,
the Supervisory Board report on evaluation of the
Management Board report and the financial statement,
as well as the profit distribution for 2008

PROPOSAL #8.: Approve the financial statement of the                       ISSUER          NO           N/A               N/A
Capital Group for 2008

PROPOSAL #9.: Grant discharge of the Members of the                        ISSUER          NO           N/A               N/A
Management Board and the Supervisory Board from their
 duties completed in 2008

PROPOSAL #10.: Adopt the resolution on the profit                          ISSUER          NO           N/A               N/A
distribution for 2008

PROPOSAL #11.: Approve the defining number of the                          ISSUER          NO           N/A               N/A
Supervisory Board's Members

PROPOSAL #12.: Elect the Supervisory Board's Members                       ISSUER          NO           N/A               N/A

PROPOSAL #13.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK MONTREAL QUE
  TICKER:                N/A             CUSIP:     063671101
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Robert M. Astley as a Board                       ISSUER          YES          FOR               FOR
of Director for 2009

PROPOSAL #1.2: Elect Mr. David R. Beatty as a Board                        ISSUER          YES          FOR               FOR
of Director for 2009

PROPOSAL #1.3: Elect Mr. Robert Chevrier as a Board                        ISSUER          YES          FOR               FOR
of Director for 2009

PROPOSAL #1.4: Elect Mr. George A. Cope as a Board of                      ISSUER          YES          FOR               FOR
 Director for 2009

PROPOSAL #1.5: Elect Mr. William A. Downe as a Board                       ISSUER          YES          FOR               FOR
of Director for 2009

PROPOSAL #1.6: Elect Mr. Ronald H. Farmer as a Board                       ISSUER          YES          FOR               FOR
of Director for 2009

PROPOSAL #1.7: Elect Mr. David A. Galloway as a Board                      ISSUER          YES          FOR               FOR
 of Director for 2009

PROPOSAL #1.8: Elect Mr. Harold N. Kvisle as a Board                       ISSUER          YES          FOR               FOR
of Director for 2009

PROPOSAL #1.9: Elect Mr. Bruce H. Mitchell as a Board                      ISSUER          YES          FOR               FOR
 of Director for 2009

PROPOSAL #1.10: Elect Mr. Philip S. Orsino as a Board                      ISSUER          YES          FOR               FOR
 of Director for 2009

PROPOSAL #1.11: Elect Dr. Martha C. Piper as a Board                       ISSUER          YES          FOR               FOR
of Director for 2009

PROPOSAL #1.12: Elect Mr. J. Robert S. Prichard as a                       ISSUER          YES          FOR               FOR
Board of Director for 2009

PROPOSAL #1.13: Elect Mr. Jeremy H. Reitman as a                           ISSUER          YES          FOR               FOR
Board of Director for 2009

PROPOSAL #1.14: Elect Ms. Guylaine Saucier as a Board                      ISSUER          YES          FOR               FOR
 of Director for 2009

PROPOSAL #1.15: Elect Ms. Nancy C. Southern as a                           ISSUER          YES          FOR               FOR
Board of Director for 2009

PROPOSAL #1.16: Elect Mr. Don M. Wilson III as a                           ISSUER          YES          FOR               FOR
Board of Director for 2009

PROPOSAL #2.: Ratify KPMG LLP as the Auditors                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Amend the Bank of Montreal Stock Option                      ISSUER          YES          FOR               FOR
 Plan

PROPOSAL #S.4: Approve the amendment and restatement                       ISSUER          YES          FOR               FOR
of Special By-Law A - remuneration of the Directors

PROPOSAL #5.1: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt a policy that Bank of
Montreal's shareholders be given the opportunity at
each annual meeting of shareholders to vote on an
advisory resolution, to be proposed by Bank of
Montreal's Management, and ratify the report of the
Human Resources and Management Compensation Committee
 as specified

PROPOSAL #5.2: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt a governance rule stating
 that Senior Executive Compensation Policy be
submitted to a shareholders' advisory vote

PROPOSAL #5.3: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt a policy requiring that
50% of the new nominees to the Board of Directors be
women until parity between men and women is reached

PROPOSAL #5.4: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt, for the Members of the
Compensation Committee and the External Compensation
Advisors, the same Independence Policy as governs the
 Members of the Audit Committee and the External
Auditors

PROPOSAL #5.5: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt a governance rule
limiting at 4 the number of Boards upon which any
Director may sita

PROPOSAL #5.6: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to undertake a
comprehensive review of executive compensation to
ensure that incentives do not encourage extreme
risks, and that bonuses are paid out only when long-
term performance has been proven to be sound and
sustainable; this review should lead to new policies
to place before the shareholders for approval in 1
year's time

PROPOSAL #5.7: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve a comprehensive review
be undertaken with respect to short-selling; if
warranted, the Board shall bring forward a policy for
 consideration by the shareholders, and, if
necessary, for submission to the legislators and

PROPOSAL #5.8: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to review the policies
on Director recruitment, especially with regard to
the number of current and former Chief Executive
Officers of other Corporations who are nominated

PROPOSAL #5.9: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: approve, effective in 2009, the
 Management of Bank of Montreal shall ensure that the
 AGM does not conflict with the similar meetings of
the Bank's principal competitors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF AYUDHYA PUBLIC CO LTD BAY
  TICKER:                N/A             CUSIP:     Y0644Q115
  MEETING DATE:          3/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the AGM of                              ISSUER          YES          FOR               FOR
shareholders no. 96 held on 09 APR 2008

PROPOSAL #2.: Acknowledge the payment of interim                           ISSUER          YES          FOR               FOR
dividend for the period ending 30 JUN 2008

PROPOSAL #3.: Approve the purchase and acquisition of                      ISSUER          YES          FOR               FOR
 the total shares of AIG Retail Bank Plc and AIG Card
 [Thailand] Company Limited

PROPOSAL #4.: Other businesses [if any]                                    ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF AYUDHYA PUBLIC CO LTD BAY
  TICKER:                N/A             CUSIP:     Y0644Q115
  MEETING DATE:          4/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the EGM of                              ISSUER          YES          FOR               FOR
shareholders No. 1/2009 held on 12 MAR 2009

PROPOSAL #2.: Acknowledge the Board of Directors'                          ISSUER          YES          FOR               FOR
annual report

PROPOSAL #3.: Approve the 2008 bank's balance sheets                       ISSUER          YES          FOR               FOR
and profit and loss statements for the FYE 31 DEC 2008

PROPOSAL #4.: Approve the performance allocation and                       ISSUER          YES          FOR               FOR
dividend payment for the period ended 31 DEC 2008

PROPOSAL #5.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR

PROPOSAL #7.: Appoint the auditor(s) and approve the                       ISSUER          YES          FOR               FOR
Audit Fee

PROPOSAL #8.: Other business [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF BARODA
  TICKER:                N/A             CUSIP:     Y06451119
  MEETING DATE:          7/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet of                       ISSUER          YES          FOR               FOR
the Bank as at 31 MAR 2008, profit & loss account for
 the YE 31 MAR 2008, the report of the Board of
Directors on the working and activities of the Bank
for the period covered by the accounts and the
Auditor's report on the balance sheet and the accounts

PROPOSAL #2.: Declare dividend for the year 2007-2008                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF BARODA
  TICKER:                N/A             CUSIP:     Y06451119
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Appoint, pursuant to Section 9(3)(i)                        ISSUER          YES          FOR               FOR
of the Act read with Scheme and Regulations made
thereunder and RBI Notification, Dr. Deepak B. Phatak
 as the Directors of the Bank to assume office from
the date following the date on which he/she is
elected and hold office until the completion of a
period of 3 years from the date of such assumption

PROPOSAL #1.2: Appoint, pursuant to Section 9(3)(i)                        ISSUER          YES          FOR               FOR
of the Act read with Scheme and Regulations made
thereunder and RBI Notification, Dr. Dharmendar
Bhandari as the Directors of the Bank to assume
office from the date following the date on which
he/she is elected and hold office until the
completion of a period of 3 years from the date of

PROPOSAL #1.3: Appoint, pursuant to Section 9(3)(i)                        ISSUER          YES          FOR               FOR
of the Act read with Scheme and Regulations made
thereunder and RBI Notification, Shri Manesh P. Mehta
 as the Directors of the Bank to assume office from
the date following the date on which he/she is
elected and hold office until the completion of a
period of 3 years from the date of such assumption

PROPOSAL #1.4: Appoint, pursuant to Section 9(3)(i)                        ISSUER          YES                          AGAINST
of the Act read with Scheme and Regulations made
thereunder and RBI Notification, Shri Maulin A.
Vaishnav as the Directors of the Bank to assume
office from the date following the date on which
he/she is elected and hold office until the
completion of a period of 3 years from the date of

PROPOSAL #1.5: Appoint, pursuant to Section 9(3)(i)                        ISSUER          YES                          AGAINST
of the Act read with Scheme and Regulations made
thereunder and RBI Notification, Shri Subhash Chand
Bapna as the Directors of the Bank to assume office
from the date following the date on which he/she is
elected and hold office until the completion of a
period of 3 years from the date of such assumption

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF CHINA
  TICKER:                N/A             CUSIP:     Y0698A107
  MEETING DATE:          3/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Bank to issue subordinated                      ISSUER          YES        ABSTAIN           AGAINST
 bonds on the following principal terms and
conditions: 1) Aggregate principal amount: not more
than RMB 120 billion; 2) Terms of the bonds: not less
 than 5 years; 3) Interest rates of the bonds: to be
determined by reference to market interest rates; 4)
Method to repay principal and pay interest: to be
determined taking into consideration the specific
circumstances at the time of the issue; 5) Use of
proceeds raised: to supplement the supplemental
capital of the Bank; 6) Period of validity of the
resolution: from the date of approval by shareholders

PROPOSAL #2.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        ABSTAIN           AGAINST
 PROPOSAL: Authorize the Board to deal with all
related matters in connection with issue of the
subordinated bonds, including but not limited to
determining the specific terms of each issue of the
subordinated bonds [such as the dated of the issue,
principal amount to be issued, term of the bonds,
interest rates of the bonds, and method of repayment
of the principal and payment of interest etc] and
authority has the same validity period as the

PROPOSAL #3.: Authorize the Board to delegate its                          ISSUER          YES        ABSTAIN           AGAINST
power in connection with the above matters to the
management for the management to execute matters in
connection with the issue of the subordinated bonds
in accordance with the specific circumstances

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF EAST ASIA LTD, HONG KONG
  TICKER:                N/A             CUSIP:     Y06942109
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
and the report of the Directors and the Independent
Auditor's reports for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.02                         ISSUER          YES          FOR               FOR
per share [with scrip option] for the YE 31 DEC 2008

PROPOSAL #3.a: Re-elect Mr. Wong Chung-hin as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.b: Re-elect Dr. Lee Shau-kee as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.c: Re-elect Dr. William Mong Man-wai as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.d: Re-elect Mr. Kenneth Lo Chin-ming as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.e: Re-elect Mr. Eric Li Fook-chuen as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.f: Re-elect Mr. Valiant Cheung Kin-piu as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
bank and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors, conditional                         ISSUER          YES          FOR               FOR
upon the Listing Committee of the Stock Exchange of
Hong Kong limited granting the listing of and
permission to deal in the bonus shares [as defined in
 this paragraph below] an amount standing to the
credit of the share premium account of the bank equal
 to one-tenth of the aggregate nominal amount of the
share capital of the bank in issue at the close of
business on 23 MAR 2009 be capitalized and directed
to apply such sum in paying up in full at par such
number of bonus shares to be allotted and distributed
 credited as fully paid to the Members of the bank
whose names appear on the register of Members of the
bank as at the close of business on 23 MAR 2009 in
the proportion of one new ordinary share of HKD 2.50
each for every ten ordinary shares of HKD 2.50 each
then held by such members [bonus shares] and that
such bonus shares shall rank for all purposes pari
passu with the existing issued ordinary shares of the
 bank save that they shall not rank for the final
dividend declared in respect of the FY to 31 DEC 2008
 and that no fractional bonus shares shall be
allotted and fractional entitlements will be
aggregated and sold at such time of times as the
Directors shall think fit for the benefit of the bank
 and to do all acts and things as may be necessary to
 give effect to the issue of the bonus shares

PROPOSAL #S.6: Amend the Articles 6, 47, 56, 57, 58,                       ISSUER          YES          FOR               FOR
59, 60, 63, 65, 71, 72, 72A, as specified

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares in
the capital of the Company and make or grant offers,
agreements and options during and after the relevant
period, not exceeding 10% of the aggregate nominal
amount of the issued share capital of the Company
otherwise than pursuant to: i) a rights issue; or ii)
 the exercise of any share option scheme or similar
arrangement; or iii) any scrip dividend or similar
arrangement; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM is
 to be held by law to be held]

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase ordinary shares of HKD 2.50 each in the
 capital of the bank in accordance with all
applicable laws and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited or of any other stock
exchange as amended from time to time provided
however that the aggregate nominal amount of the
shares to be repurchased pursuant to the approval in
this resolution shall not exceed 10% of the aggregate
 nominal amount of the issued share capital of the
bank as at the date of this resolution; and
[Authority expires the earlier of the conclusion of
the next AGM of the bank or the expiration of the
period within which the next AGM of the bank is

PROPOSAL #9.: Approve to extend, conditional on the                        ISSUER          YES        AGAINST           AGAINST
passing of Resolutions in item 7 and item 8 of the
notice of this meeting the general mandate granted to
 the Directors to allot shares pursuant to the
Resolution as specified in item 7 of the notice of
this meeting by the addition to the aggregate nominal
 amount of the share capital which may be allotted or
 agreed or agreed to be allotted by the Directors
pursuant to such general mandate an amount
representing the aggregate nominal amount the share
capital of the Bank repurchased by the bank under the
 authority granted pursuant to Resolution as
specified in item 8 of the notice of this meeting

PROPOSAL #10.: Appoint Mr. Kwok Siu Man as an                              ISSUER          YES        AGAINST           AGAINST
Independent Non-executive Director of the Bank, such
appointment to be conditional upon the Bank receiving
 written consent from the Hong Kong Monetary
Authority for Mr. Kwok Siu Man to act as a Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF INDIA
  TICKER:                N/A             CUSIP:     Y06949112
  MEETING DATE:          7/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet of                       ISSUER          YES          FOR               FOR
the Bank as at 31 MAR 2008, profit and loss account
of the Bank for the YE 31 MAR 2008, report of the
Board of Directors on the working and activities of
the Bank for the period covered by accounts and the
Auditors' report on the balance sheet and accounts

PROPOSAL #2.: Declare a final dividend on equity                           ISSUER          YES          FOR               FOR
shares for the FY 2007-08

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF INDIA
  TICKER:                N/A             CUSIP:     Y06949112
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Chandre Bhagwatrao Govindrao to                       ISSUER          YES        ABSTAIN           AGAINST
the Board of Directors.

PROPOSAL #1.2: Elect Damale Babasaheb Gangadhar to                         ISSUER          YES        ABSTAIN           AGAINST
the Board of Directors.

PROPOSAL #1.3: Elect Mallya Prakash P. to the Board                        ISSUER          YES        ABSTAIN           AGAINST
of Directors.

PROPOSAL #1.4: Elect Nair Gopinath Madhavan to the                         ISSUER          YES                          AGAINST
Board of Directos.

PROPOSAL #1.5: Elect Sirajuddin P.M. to the Board of                       ISSUER          YES                          AGAINST
Directors.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE B
  TICKER:                N/A             CUSIP:     G49374146
  MEETING DATE:          7/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and the accounts                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Mr. Richard Burrows as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Mr. David Dilger as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.C: Re-elect Mr. George Magan as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.D: Re-elect Mr. Declan McCourt as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.E: Re-elect Mr. John O' Donovan as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #S.4: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #S.5: Approve to renew the Bank's authority                       ISSUER          YES          FOR               FOR
to purchase its own stock

PROPOSAL #S.6: Approve to determine the re-issue                           ISSUER          YES          FOR               FOR
price range for treasury stock

PROPOSAL #S.7: Approve to renew the Directors                              ISSUER          YES          FOR               FOR
authority to issue ordinary stock on an non pre-
emptive basis for cash

PROPOSAL #S.8: Approve to renew the Directors                              ISSUER          YES          FOR               FOR
authority to issue ordinary stock on an non pre-
emptive basis other than for cash

PROPOSAL #S.9: Approve the Electronic and Web                              ISSUER          YES          FOR               FOR
communication to stockholder

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF IRELAND (THE GOVERNOR AND COMPANY OF THE B
  TICKER:                N/A             CUSIP:     G49374146
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
Capital Stock

PROPOSAL #S.2: Amend the Bye-Laws                                          ISSUER          YES          FOR               FOR

PROPOSAL #S.3: Authorize the allotment of preference                       ISSUER          YES          FOR               FOR
stock on a non-preemptive basis

PROPOSAL #S.4: Authorize the allotment of ordinary                         ISSUER          YES          FOR               FOR
stock on a non-preemptive basis

PROPOSAL #S.5: Authorize the capitalization of the                         ISSUER          YES          FOR               FOR
reserves

PROPOSAL #S.6: Authorize the grant of warrants                             ISSUER          YES          FOR               FOR

PROPOSAL #S.7: Authorize the repurchase of certain                         ISSUER          YES          FOR               FOR
Preference Stock

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF PIRAEUS
  TICKER:                N/A             CUSIP:     X06397107
  MEETING DATE:          1/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital                        ISSUER          NO           N/A               N/A
by the amount of EUR 370 million, with the issuance
of 77,568,134 preferred shares of a nominal value of
EUR 4.77 each and cancellation of the preemptive
right of existing shareholders in favor of the Greek
State in accordance with the provisions of law
3723/2008 regarding providing enhanced liquidity to
the economy to address the consequences of the
international financial crisis and relevant
authorizations to the Board of Directors,
modifications of Articles 5 and 27 of the Bank's

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF PIRAEUS
  TICKER:                N/A             CUSIP:     X06397107
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial reports of                      ISSUER          NO           N/A               N/A
 the corporate use 01 JAN 2008 to 31 DEC 2008 along
with the related Board of Director and Chartered
Auditors reports and the earnings distribution

PROPOSAL #2.: Grant discharge to the Board Members                         ISSUER          NO           N/A               N/A
and the Chartered Auditors from any liability of
remuneration for the minutes of the corporate use 01
JAN 2008 to 31 DEC 2008

PROPOSAL #3.: Appoint the Chartered Auditors, regular                      ISSUER          NO           N/A               N/A
 and substitutes, for the corporate use 01 JAN 2009
to 31 DEC 2009

PROPOSAL #4.: Approve the fees payment and                                 ISSUER          NO           N/A               N/A
remunerations for the year 2008 and pre approve the
fees payment for the year 2009 to the Board of
Director Members

PROPOSAL #5.: Elect the new Board of Director due to                       ISSUER          NO           N/A               N/A
the tenure expiration of the present one and approve
to determine 2, at least, Independent Non Executive
Board of Director Members, according to the
arrangements of the L. 3016/2002, as currently in

PROPOSAL #6.: Grant authority according to Article 23                      ISSUER          NO           N/A               N/A
 of the C.L. 2190/1920, to the Board of Director
Members and the Bank's Directors to participate to
the Management of affiliated COS, in the terms of the
 Article 42 paragraph .5 of the C.L. 2190/1920

PROPOSAL #7.: Approve to modify the Article 15 of the                      ISSUER          NO           N/A               N/A
 Bank's Article of Association so as the officers of
the branch network to be entitled to represent the
Bank in the frame of judicial deeds

PROPOSAL #8.: Approve to modify the Article 6 of the                       ISSUER          NO           N/A               N/A
Bank's Article of Association aiming to the grant of
potentiality of share capital increase via issuance
of shares of one category only, according to Article
13 paragraph 7 C.L. 2190/1920

PROPOSAL #9.: Various announcements                                        ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF QUEENSLAND LTD, BRISBANE QLD
  TICKER:                N/A             CUSIP:     Q12764116
  MEETING DATE:          12/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          NO           N/A               N/A
the YE 31 AUG 2008 and the related Directors' report
and the Auditor's report

PROPOSAL #2.A: Re-elect Mr. Neil Summerson as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Constitution

PROPOSAL #2.B: Elect Mr. Steve Crane as a Director of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #2.C: Elect Mr. Anthony [Tony] Howarth as a                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #2.D: Elect Mr. Roger Davis as a Director as                      ISSUER          YES          FOR               FOR
 a Director of the Company

PROPOSAL #3.: Approve the issues of Award Rights                           ISSUER          YES          FOR               FOR
under the Award Rights Plan as an exception to ASX
Listing Rule 7.1 pursuant to Exception 9 in ASX
Listing Rule 7.2

PROPOSAL #4.: Approve, for the purpose of ASX Listing                      ISSUER          YES          FOR               FOR
 Rules 7.2 [Exception 9] and 10.14 and Chapter 2E of
the Corporations Act 2001 [Cth], the issue to, or for
 the benefit of, Mr. David Liddy, Managing Director
and Chief Executive Officer of the Bank, of 175,072
Award Rights in accordance with the terms as specified

PROPOSAL #5.: Approve, for the purpose of ASX Listing                      ISSUER          YES          FOR               FOR
 Rules 7.2 [Exception 9] and 10.14 and Chapter 2E of
the Corporations Act 2001 [Cth], the issue to, or for
 the benefit of, Mr. David Liddy, Managing Director
and Chief Executive Officer of the Bank, of ordinary
shares in accordance with the terms as specified

PROPOSAL #6.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.4 the issue of 1,909,391 ordinary
shares on 16 MAY 2008 under the underwriting
arrangements for the Dividend Reinvestment Plan

PROPOSAL #7.: Adopt the remuneration report,                               ISSUER          YES          FOR               FOR
contained in the Bank's 2008 annual report

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK OF THE PHILIPPINE ISLANDS
  TICKER:                N/A             CUSIP:     Y0967S169
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Calling of meeting to order                                  ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the certification of the notice                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the determination and the                            ISSUER          YES          FOR               FOR
declaration of quorum

PROPOSAL #4.: Approve the minutes of the annual                            ISSUER          YES          FOR               FOR
meeting of the stockholders on 03 APR 2008

PROPOSAL #5.: Receive the annual report and approve                        ISSUER          YES          FOR               FOR
the Banks statement of condition as of 31 DEC 2008
incorporated in the annual report

PROPOSAL #6.: Approve and confirm all the Acts during                      ISSUER          YES          FOR               FOR
 the past year of the Board of Directors, the
Executives Committee and all other Board and the
Management Committees and the Officers of BPI

PROPOSAL #7.1: Elect Mr. Jaime Augusto Zobel De Ayala                      ISSUER          YES          FOR               FOR
 II as a Board of Director

PROPOSAL #7.2: Elect Mr. Aurelio R.Montinola III as a                      ISSUER          YES          FOR               FOR
 Board of Director

PROPOSAL #7.3: Elect Mr. Fernando Zobel De Ayala as a                      ISSUER          YES          FOR               FOR
 Board of Director

PROPOSAL #7.4: Elect Mr. Gerardo C. Ablaza as a Board                      ISSUER          YES          FOR               FOR
 of Director

PROPOSAL #7.5: Elect Mr. Emily A. Abrera as a Board                        ISSUER          YES          FOR               FOR
of Director

PROPOSAL #7.6: Elect Mr. Lilia R. Bautista as an                           ISSUER          YES          FOR               FOR
Independent Board of Director

PROPOSAL #7.7: Elect Mr. Romeo L. Bernardo as an                           ISSUER          YES          FOR               FOR
Independent Board of Director

PROPOSAL #7.8: Elect Mr. Chng Sok Hui as a Board of                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.9: Elect Mr. Rebecca G. Fernando as a                          ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #7.10: Elect Mr. Octavio V. Espiritu as an                        ISSUER          YES          FOR               FOR
Independent Board of Director

PROPOSAL #7.11: Elect Mr. Xavier P. Loinaz as an                           ISSUER          YES          FOR               FOR
Independent Board of Director

PROPOSAL #7.12: Elect Mr. Ma Yuen Lin Annie as a                           ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #7.13: Elect Mr. Mercedita S. Nolledo as a                        ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #7.14: Elect Mr. Oscar S. Reyes as a Board                        ISSUER          YES          FOR               FOR
of Director

PROPOSAL #7.15: Elect Mr. Wong Ann Chai as a Board of                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #8.: Elect the External Auditors and approve                      ISSUER          YES          FOR               FOR
 to fix their remuneration

PROPOSAL #9.: Approve the Director's Bonus                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #10.: Other matters                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK POLSKA KASA OPIEKI SA
  TICKER:                N/A             CUSIP:     X0641X106
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the OGM                                           ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman of the OGM                                ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the concluding correctness of                        ISSUER          NO           N/A               N/A
convening the OGM and its capacity to adopt binding
resolutions

PROPOSAL #4.: Elect the voting Commission                                  ISSUER          NO           N/A               N/A

PROPOSAL #5.: Adopt the agenda                                             ISSUER          NO           N/A               N/A

PROPOSAL #6.: Approve the Management Board's report                        ISSUER          NO           N/A               N/A
on the activity of the Bank in 2008

PROPOSAL #7.: Approve the financial statements of the                      ISSUER          NO           N/A               N/A
 Bank for 2008

PROPOSAL #8.: Approve the Management Board's report                        ISSUER          NO           N/A               N/A
on the activity of the Bank's capital Group in 2008

PROPOSAL #9.: Approve the consolidated financial                           ISSUER          NO           N/A               N/A
statements of the Bank's capital Group for 2008

PROPOSAL #10.: Approve the motion of the Management                        ISSUER          NO           N/A               N/A
Board on distribution of the Bank's net profit for

PROPOSAL #11.: Approve the report of the Bank's                            ISSUER          NO           N/A               N/A
Supervisory Board on its activity in 2008 and the
results of review of the reports on the activity of
the Bank and of the Bank's capital Group in 2008,
financial statements of the Bank and of the Bank's
capital Group for 2008 as well as the motion of the
Management Board on distribution of the Bank's net
profit for 2008

PROPOSAL #12.1: Approve the Management Board's report                      ISSUER          NO           N/A               N/A
 on the activity of the Bank in 2008

PROPOSAL #12.2: Approve the financial statements of                        ISSUER          NO           N/A               N/A
the Bank for 2008

PROPOSAL #12.3: Approve the Management Board's report                      ISSUER          NO           N/A               N/A
 on the activity of the Bank's capital Group in 2008

PROPOSAL #12.4: Approve the consolidated financial                         ISSUER          NO           N/A               N/A
statements of the Bank's capital Group for 2008

PROPOSAL #12.5: Approve the distribution of the                            ISSUER          NO           N/A               N/A
Bank's net profit for 2008

PROPOSAL #12.6: Approve the report of the Bank's                           ISSUER          NO           N/A               N/A
Supervisory Board on its activity in 2008

PROPOSAL #12.7: Approve the performance of duties by                       ISSUER          NO           N/A               N/A
Members of the Supervisory Board in 2008

PROPOSAL #12.8: Approve the performance of duties by                       ISSUER          NO           N/A               N/A
Members of the Management Board in 2008

PROPOSAL #13.: Appoint the Members of the Supervisory                      ISSUER          NO           N/A               N/A
 Board of Bank Pekao SA for new common term of Office

PROPOSAL #14.: Approve the motion and amend the                            ISSUER          NO           N/A               N/A
statute of Bank Polska Kasa Opieki Spolka Akcyjna

PROPOSAL #15.: Approve to establish the uniform text                       ISSUER          NO           N/A               N/A
of the statute of Bank Polska Kasa Opieki Spolka
Akcyjna

PROPOSAL #16.: Approve the motion and amend the rules                      ISSUER          NO           N/A               N/A
 of procedure of the general meetings of Bank Polska
Kasa Opieki Spolka Akcyjna

PROPOSAL #17.: Approve to establish the uniform text                       ISSUER          NO           N/A               N/A
of the rules of procedure of the general meetings of
Bank Polska Kasa Opieki Spolka Akcyjna

PROPOSAL #18.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANK ZACHODNI WBK SA
  TICKER:                N/A             CUSIP:     X0646L107
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Appoint the meeting's chairman                               ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the statement of the meeting's                       ISSUER          NO           N/A               N/A
legal validity

PROPOSAL #4.: Approve the agenda                                           ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the Management's report on                           ISSUER          NO           N/A               N/A
Company's activity in 2008 and the financial
statement for 2008

PROPOSAL #6.: Approve the Management's report on                           ISSUER          NO           N/A               N/A
activity of the Bank's capital group in 2008 and the
consolidated financial statement of the Bank's
Capital Group for 2008

PROPOSAL #7.: Adopt the resolution on profit for 2008                      ISSUER          NO           N/A               N/A
 distribution

PROPOSAL #8.: Approve the duties' fulfilling by the                        ISSUER          NO           N/A               N/A
Management

PROPOSAL #9.: Approve the Supervisory Board's report                       ISSUER          NO           N/A               N/A
on its activity in 2008

PROPOSAL #10.: Approve the duties' fulfilling by the                       ISSUER          NO           N/A               N/A
Supervisory Board's Members

PROPOSAL #11.: Adopt the resolution on changes among                       ISSUER          NO           N/A               N/A
the Supervisory Boards Members

PROPOSAL #12.: Adopt the resolution on amendments to                       ISSUER          NO           N/A               N/A
the Companys Statute Text

PROPOSAL #13.: Adopt the resolution on approval of                         ISSUER          NO           N/A               N/A
the Company's Uniform Statute Text

PROPOSAL #14.: Closure of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANKINTER, SA, MADRID
  TICKER:                N/A             CUSIP:     E2116H880
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the individual annual financial                      ISSUER          YES          FOR               FOR
 statements of Bankinter, S.A. [balance sheet, profit
 and loss statement and notes] and the consolidated
financial statements of Bankinter, S.A. and its
subsidiaries (balance sheet, Profit and loss
statement, statement of changes in shareholders'
equity, statement of cash flows, and notes) for the
FYE 31 DEC 2008

PROPOSAL #2.: Approve the proposal for the                                 ISSUER          YES          FOR               FOR
distribution of earnings and the distribution of
dividend for the FYE 31 DEC 2008

PROPOSAL #3.: Approve the Management and activities                        ISSUER          YES          FOR               FOR
of the Board of Directors for 2008

PROPOSAL #4.: Re-elect the accounts Auditor for the                        ISSUER          YES          FOR               FOR
Company for the FY 2009

PROPOSAL #5.1: Ratify the appointment of Mr. M.                            ISSUER          YES        AGAINST           AGAINST
Rafeal Mateu De Ros Cerezo as a Director

PROPOSAL #5.2: Re-elect Mr. Pedro Guerrero Guerrero                        ISSUER          YES        AGAINST           AGAINST
as Executive Board Member

PROPOSAL #5.3: Re-elect Mr. Fernando Masaveu Herrero                       ISSUER          YES        AGAINST           AGAINST
as an External Nominee Director

PROPOSAL #5.4: Re-elect Mr. Marcelino Botin-Sanz De                        ISSUER          YES        AGAINST           AGAINST
Sautuolay Nevada as an External Nominee Director

PROPOSAL #5.5: Approve the setting of number of Board                      ISSUER          YES          FOR               FOR
 Members

PROPOSAL #5.6: Appoint Mr. Jose Antonio Garay                              ISSUER          YES          FOR               FOR
Ibargaray as Independent Director

PROPOSAL #6.: Authorize the Board of Directors,                            ISSUER          YES          FOR               FOR
pursuant to Article 53.1; b) the Companies Act, to
delegate to the Executive Committee, the power to
increase the share capital, for a period of 5 years,
up to the maximum amount, corresponding to 50% of the
 Company's share capital on the date of
authorization, with a possibility of incomplete
subscription pursuant to Article 161.1 of the
Companies Act, and delegating the power to amend
Article 5 of the Corporate By-laws, to delegate the
power to exclude the right of preferential
subscription with regard to the said share issues,
and the right to apply for admission to and exclusion
 from trading of the shares, debentures, and
securities issued, to render of no effect the
delegation made by the general meetings of previous

PROPOSAL #7.: Authorize the Board of Directors, with                       ISSUER          YES          FOR               FOR
express powers to delegate to the Executive
Committee, the derivative acquisition of own shares
by the company and/or by its subsidiary companies, up
 to the maximum limit of (5) % of the share capital,
in accordance with the provisions of current
legislation, with express powers to dispose of them
or amortize them, thereby reducing the share capital,
 and rendering of no effect, in the amount not used,
the authorization granted for this purpose by the
Shareholders General Meeting held on 17 APR 2008

PROPOSAL #8.: Authorize the Board of Directors, with                       ISSUER          YES          FOR               FOR
express powers to delegate to the Executive
Committee, for a term of (5) years, to issue, whether
 directly or indirectly, fixed-income bonds,
debentures, and securities in general, preferred
shares, mortgage-backed securities, and other debt
securities, which may not be swapped for or converted
 into shares, as well as to confer the Bankinter S.A.
 guaranty to the said issues, thereby rendering of no
 effect, in the amount not used, the delegations of
powers granted by the Shareholders General Meeting

PROPOSAL #9.: Authorize the Board of Directors, with                       ISSUER          YES          FOR               FOR
express powers to delegate to the Executive
Committee, for a term of (5) years, issue debentures
or bonds that may be swapped for and/or converted
into shares in the Company or in other Companies,
whether of the Group or not, and warrants over newly-
issued shares or shares in the Company or in other
Companies, whether of the Group or not, in
circulation, up to a maximum limit of 1,000 million
euros, to set the criteria for the determination of
the bases and forms of the conversion, swap, or
exercise, to authorize the Board of Directors, with
express powers to delegate to the Executive
Committee, to take all necessary measures to set the
bases and forms for the conversion, to resolve, where
 appropriate, to exclude in whole or in part the
right to preferential subscription, swap, or
exercise, as well as, in the case of convertible
debentures and bonds and the warrants over newly-
issued shares, to increase the capital in the amount
necessary in order to meet the applications for the
conversion of debentures or the exercise of the
warrants, and to render of no effect the delegations

PROPOSAL #10.1: Approve the remuneration of the                            ISSUER          YES          FOR               FOR
Directors consisting of allocations of shares, within
 the terms laid down in the Corporate By-laws

PROPOSAL #10.2: Approve the remuneration plan                              ISSUER          YES        AGAINST           AGAINST
consisting of the allocation of options linked to the
 value of the Bankinter share that may be liquidated
for the difference for the Bankinter management team,
 including the executive Directors and the General
Managers and their peers who carry out senior-
management functions

PROPOSAL #11.: Authorize the Board of Directors, with                      ISSUER          YES          FOR               FOR
 powers to delegate, to formalize, interpret,
correct, and execute the resolutions of this Board,
Points of a consultative or informative nature

PROPOSAL #12.: Receive the report on the remuneration                      ISSUER          YES          FOR               FOR
 policy for the Directors and Senior Management

PROPOSAL #13.: Receive the report on the partial                           ISSUER          YES          FOR               FOR
amendment of the Board of Directors Regulations
pursuant to the provisions of Article 115 of the
Securities Market Act

PROPOSAL #14.: Approve the present the Explanatory                         ISSUER          YES          FOR               FOR
Report on the items in the Management Report
contained at Article 116 BIS of the Securities Market

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BANPU PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y0697Z111
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of previous AGM                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to accept Company's 2008                             ISSUER          YES          FOR               FOR
performance result

PROPOSAL #3.: Approve to accept financial statements                       ISSUER          YES          FOR               FOR
and statutory reports

PROPOSAL #4.: Approve to allocate the income and                           ISSUER          YES          FOR               FOR
payment of dividend of THB 12 per share

PROPOSAL #5.1.1: Elect Mr. Soonthorn Vongkusolkit as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #5.1.2: Elect Mr. Vitoon Vongkusolkit as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.1.3: Elect Mr. Anothai Techamontrikul as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #5.1.4: Elect Mr. Ongart Auapinyakul                              ISSUER          YES          FOR               FOR
asDirector

PROPOSAL #5.2: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6.: Approve the PricewaterhouseCoopers ABAS                      ISSUER          YES          FOR               FOR
 as the Auditors and authorize the Board to fix their
 remuneration

PROPOSAL #7.: Other businesses [if any]                                    ISSUER          YES          FOR             AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BARCLAYS PLC
  TICKER:                N/A             CUSIP:     G08036124
  MEETING DATE:          11/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve an increase in the authorized                        ISSUER          YES        AGAINST           AGAINST
ordinary share capital of the Company

PROPOSAL #2.: Authorize the Directors to allot                             ISSUER          YES        AGAINST           AGAINST
securities

PROPOSAL #3.: Authorize the Directors to allot equity                      ISSUER          YES        AGAINST           AGAINST
 securities for cash for other than on a pro-rata
basis to shareholders and to sell treasury shares

PROPOSAL #4.: Authorize the Directors to allot                             ISSUER          YES        AGAINST           AGAINST
ordinary shares at a discount

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BARCLAYS PLC, LONDON
  TICKER:                N/A             CUSIP:     G08036124
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the reports of the Directors                         ISSUER          YES          FOR               FOR
and Auditors and the audited accounts of the Company
for the YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Simon Fraser as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #4.: Re-elect Mr. Marcus Aglus as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #5.: Re-elect Mr. David Booth as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #6.: Re-elect Sir Richard Broadbent as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #7.: Re-elect Mr. Richard Leigh Clifford,                         ISSUER          YES          FOR               FOR
A.O. as a Director of the Company

PROPOSAL #8.: Re-elect Mr. Fulvio Conti as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #9.: Re-elect Mr. Robert E Diamond Jr. as a                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #10.: Re-elect Sir Andrew Liklerman as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #11.: Re-elect Mr. Christopher Lucas as a                         ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #12.: Re-elect Sir Michael Rake as a                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #13.: Re-elect Mr. Stephen Russell as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #14.: Re-elect Mr. Frederik Seegers as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #15.: Re-elect Sir John Sunderland as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #16.: Re-elect Mr. John Varley as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #17.: Re-elect Mr. Patience Wheatcroft as a                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #18.: Re-appoint PricewaterhouseCoopers LLP,                      ISSUER          YES          FOR               FOR
 Chartered accountants and registered Auditors as the
 Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
the next AGM at which accounts are laid before the

PROPOSAL #19.: Authorize the Directors to set the                          ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #20.: Authorize the Company, for the purpose                      ISSUER          YES        AGAINST           AGAINST
 of Section 365 of the Companies Act 2006 [ the 2006
Act]] the Company and any company which at any time
during the period for which this resolution has
effect, is a subsidiary of the Company be and are
hereby; a) make political donation to political
organizations not exceeding GBP 25,000 in total; and
b) incur political expenditure not exceeding GBP
100,000 in total, in each case during the period
commencing on the date of this [Authority expires the
 earlier of the conclusion of the next AGM of the
Company to be held in 2010 or 30 JUN 2010], whichever
 is the earlier, provided that the maximum amounts
referred to in a) and b) may consist of sums in any
currency converted into sterling the purposes of this
 resolution, the terms 'political donations'
'political organizations' and 'political expenditure'
 shall have the meanings given to them in Sections
363 to 365 of the 2006 Act

PROPOSAL #21.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
ordinary share capital of the Company from GBP
3,499,000,000 to GBP 5,249,000,000 by the creation of
 7,000,000,000 new ordinary shares of 25 pence each
in the Company; this resolution is the creation of
new ordinary shares of the Company; this number of
new ordinary shares represents an increase of
approximately 50% of the existing authorized ordinary
 share capital of the Company; the purpose of the
increase in authorized ordinary share capital is
primarily to allow the Company to retain sufficient
authorized, but unissued, ordinary share capital for
general purposes, particularly in view of the
authority sought under Resolution 22 to allot an
amount approximately equal to two-thirds of the
Company's issued share capital in conformity with the
 revised Association of British Insurers [ABI]
guidelines, also bearing in mind the ordinary shares
already committed to be issued as part of the capital
 raising

PROPOSAL #22.: Authorize the Directors Company, in                         ISSUER          YES          FOR               FOR
substitution to allot: a] relevant securities [as
specified in the Companies Act 1985] upon to an
aggregate nominal amount of GBP 738,016,774, USD
77,500,000, GBP 40,000,000 and YEN 4,000,000,000; and
 b] relevant securities comprising equity securities
[as specified in the Companies Act 1985] up to an
aggregate nominal amount of GBP 1,396,033,549 [such
amounts to be reduced by the aggregate amount of
relevant securities issued under above paragraph
[a]of this resolution 22 in connection with an offer
by way of a rights issue]: i] to ordinary
shareholders in proportion [as nearly as may be
practicable to their existing holdings; and ii] to
holders of others equity securities as required by
the rights of those securities or subject to such
rights as the Directors otherwise consider necessary;
 and so that the Directors may impose any limits or
restrictions and make any arrangements which they
consider necessary or appropriate to deal with
treasury shares, fractional entitlements, record
dates, legal regulatory or practical problems in, or
under the laws of, any territory or any other matter;
 [Authority expires earlier at the conclusion of next
 AGM of the Company or 30 JUN 2010]; and the
Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.23: Authorize the Directors, in                                ISSUER          YES          FOR               FOR
substitution and subject to passing of Resolution 22
to allot equity securities [as specified in the
Companies Act 1985] for cash pursuant to the
authority granted by Resolution 22 and/or where the
allotment constitutes an allotment of equity
securities by virtue of Section 94(3A) of the
Companies Act 1985, in each case free of the
restriction in Section 89(1) of the Companies Act
1985, such power to be limited: a] to the allotment
of equity securities in connection with an offer of
equity securities [but in the case of an allotment
pursuant of the authority granted by paragraph b] of
Resolution 22, such power shall be limited to the
allotment equity securities in connection with an
offer by way of a rights issue and]: i] to ordinary
shareholders in proportion [as nearly as may be
practicable to their existing holdings; and ii] to
holders of other equity securities, as required by
the rights of those securities or, subject to such
rights, as the Directors otherwise consider necessary
 and so that the Directors may impose any limits or
restrictions and make any arrangements which they
consider necessary or appropriate to deal with
treasury shares, fractional entitlements, record
dates, legal regulatory or practical problems in, or
under the laws of, any territory or any other matter;
 and b] to the allotment of equity securities
pursuant to the authority granted by paragraph a] of
Resolution 22 and/or an allotment which constitutes
an allotment of equity securities by virtue of
Section 94(3A) of the Companies Act 1985 [in each
case otherwise than the circumstances set out in
paragraph a] of this resolution 23] up to a nominal
amount of GBP 104,702,516 calculated, in the case of
equity securities which are rights to subscribe for,
or to convert securities into, relevant shares [as
specified in the Companies Act 1985] by reference to
the aggregate nominal amount of relevant shares which
 may be allotted pursuant to such rights, [Authority
expires at the conclusion of next AGM of the Company
or 30 JUN 2010] ; and the Directors may allot equity
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #S.24: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of generally and unconditionally to make
market purchases [Section 163(3) of the Companies Act
 1985] of up to 837,620,130 ordinary shares of 25p
each in the capital of the Company, at a minimum
price of 25p and not more than 105% above the average
 market value for such shares derived from the London
 Stock Exchange Daily Official List, over the
previous 5 business days; and that stipulated by
Article 5[1] of the buy-back and stabilization
regulation [EC 2273/2003]; and [Authority expires the
 earlier of the conclusion of the next AGM of the
Company or 30 JUN 2010]; the Company, before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly

PROPOSAL #S.25: Authorize the Directors to call                            ISSUER          YES          FOR               FOR
general meetings [other than an AGM] on not less than
 14 clear days' notice [Authority expires at the
earlier of the conclusion of the next AGM of the
Company to be held in 2010 or 30 JUN 2010]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BARLOWORLD LTD
  TICKER:                N/A             CUSIP:     S08470189
  MEETING DATE:          9/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.S.1: Approve the terms of the black                            ISSUER          YES          FOR               FOR
ownership initiative [set out in the Circular] and
included in the terms of the agreements referred to
in Annexure 4 of the Circular constitute financial
assistance to be given by the Company for the purpose
 of or in connection with the purchase of or
subscription for any shares in the Company, those
terms are hereby sanctioned by the shareholders of
the Company in accordance with the provisions of
Section 38(2A)(b) of the Companies Act including,
without limitation, the terms of any financial
assistance arising from: i) the transaction involving
 the allotment and issue of Barloworld ordinary
shares to the Black Managers Trust ii) the
transaction involving the allotment and issue of
Barloworld ordinary shares to the Black Non-Executive
 Directors Trust iii) the transaction involving the
allotment and issue of Barloworld ordinary shares to
the Education Trust iv) the transaction involving the
 allotment and issue of Barloworld ordinary shares to
 funding SPV's held indirectly or directly by the
SBP's and the CSG's v) the transactions involving the
 repurchase of acquisition or the shares vi) the
transactions involving the allotment and issue of
further Barloworld ordinary shares to the funding
SPV's vii) the transactions involving the making of
loans to the funding SPV's and viii) the transactions
 involving the making of loans by the funding SPV's

PROPOSAL #2.S.2: Approve as contemplated in Section                        ISSUER          YES          FOR               FOR
85(2) of the Companies Act [as that provision is
amended, modified, re-enacted or substituted from
time to time], Rule 5.69 of the Listings Requirements
 [as that rule amended, modified, re-enacted or
substituted from time to time] and the Articles of
Association for the Company to repurchase or acquire
Barloworld Ordinary Shares- i) from the funding
SPV's, the Black Managers Trust and the Education
Trust from the dates and in accordance with the terms
 and conditions of the initial subscription
agreements, the reversionary pledge and cession
agreements, the relationship agreements, the SPV loan
 facility agreements, the ranking agreement, the BMT
subscription and repurchase agreement and the
Education Trust subscription and repurchase
agreement, ii) subject to the passing of ordinary
resolution number 3 proposed at the general meeting
at which this special resolution number 2 is
proposed, from the additional internal partner on
terms and conditions that are substantially the same
as those upon which the Company is entitled to
repurchase or acquire Barloworld ordinary shares from

PROPOSAL #3.O.1: Authorize the Directors to allot and                      ISSUER          YES          FOR               FOR
 issue Barloworld ordinary shares to the funding
SPV's, the Black Managers Trust, the Education Trust
and the General Staff Trust

PROPOSAL #4.O.2: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company by way of a specific authority in terms of
Section 221 and, if applicable, Section 222 of the
Companies Act [as those provisions are amended,
modified, re-enacted or substituted from time to
time] and a specific authority in terms of rule 5.51
of the Listings Requirements [as that rule is
amended, modified, re-enacted or substituted from
time to time] to allot and issue, for a cash
consideration of ZAR 83.31 per Barloworld ordinary
share 108,030 Barloworld Ordinary Shares to the
trustees of the Black Non-Executive Directors Trust
in accordance with the terms and conditions of the
Black Non-Executive Directors subscription agreement,
 and that all of the Barloworld Ordinary Shares
referred to above and are hereby placed under the
control of the Directors for allotment and issue as

PROPOSAL #5.O.3: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company in terms of Section 221 and, if applicable,
section 222 of the Companies Act [as those provisions
 are amended, modified, re-enacted or substituted
from time to time] and a specific authority in terms
of rule 5.51 of the Listings Requirements [as that
rule is amended, modified, re-enacted or substituted
from time to time] to allot and issue, for cash, up
to 997, 388 Barloworld ordinary shares to the
additional internal partner or terms and conditions
that are substantially the same as those upon which
Barloworld is entitled to allot and issue Barloworld
ordinary shares to the funding SPV's, as contemplated
 in Ordinary Resolution1, and that all of the
Barloworld Ordinary Shares referred to above be and
are hereby placed under the control of the Directors
for allotment and issue as described above

PROPOSAL #6.O.4: Authorize the Directors to allot and                      ISSUER          YES          FOR               FOR
 issue Barloworld ordinary shares to the funding
SPV's in accordance with the relevant maturity dat
subscription agreements and, subject to the passing
of Ordinary Resolution 3, to the additional internal
partner on the same terms and conditions as above

PROPOSAL #7.O.5: Authorize the Directors to purchase                       ISSUER          YES          FOR               FOR
some or all of the shares in and claims against the
funding SPV's of the strategic black partners and,
subject to the passing of Ordinary Resolution 3, some
 or all of the shares in and claims against the
funding SPV of the additional internal partner on the
 same terms and conditions as above

PROPOSAL #8.O.6: Authorize any Director of the                             ISSUER          YES          FOR               FOR
Company to do all such things, and sign all such
documents, procure the doing of all such things and
the signature of all such documents as may be
necessary or incidental to give effect to all of the
special resolutions and the ordinary resolutions
which are proposed and passed at the general meeting
at which this Ordinary Resolution 6 is proposed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BARLOWORLD LTD
  TICKER:                N/A             CUSIP:     S08470189
  MEETING DATE:          1/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the group annual                          ISSUER          YES          FOR               FOR
financial statements for the YE 30 SEP 2008,
including the Directors' report and the report of the

PROPOSAL #O.2: Re-elect Mr. P.J. Blackbeard as a                           ISSUER          YES          FOR               FOR
Director of the Company, in accordance with the
provisions of Articles 59.3.1 and 66 of the Company's
 Articles of Association, who retires in terms of
Article 66 of the Articles of Association of the
Company

PROPOSAL #O.3: Re-elect Ms. S.S. Mkhabela as a                             ISSUER          YES          FOR               FOR
Director of the Company, in accordance with the
provisions of Articles 59.3.1 and 66 of the Company's
 Articles of Association, who retires in terms of
Article 66 of the Articles of Association of the
Company

PROPOSAL #O.4: Elect Mr. S.S. Ntsaluba as a Director                       ISSUER          YES          FOR               FOR
of the Company, in accordance with the provisions of
Articles 59.3.1 and 66 of the Company's Articles of
Association, who retires in terms of Article 59.3.1
of the Articles of Association of the Company

PROPOSAL #O.5: Re-elect Mr. S.B. Pfeiffer as a                             ISSUER          YES          FOR               FOR
Director of the Company, in accordance with the
provisions of Articles 59.3.1 and 66 of the Company's
 Articles of Association, who retires in terms of
Article 66 of the Articles of Association of the
Company

PROPOSAL #O.6: Re-elect Mr. G. Rodriguez de Castro                         ISSUER          YES          FOR               FOR
Garcia de los Rios as a Director of the Company, in
accordance with the provisions of Articles 59.3.1 and
 66 of the Company's Articles of Association, who
retires in terms of Article 66 of the Articles of
Association of the Company

PROPOSAL #O.7: Re-appoint Deloitte & Touche as the                         ISSUER          YES          FOR               FOR
External Auditors of the Company and of the Group
until the termination of the next AGM, and approve to
 determine their remuneration for the past Audit by
the Directors

PROPOSAL #O.8.1: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Chairman of the Board, inclusive
of fees payable as Chairman of Board Committees with
effect from 01 JAN 2009 as follows: present ZAR
1,437,500, proposed: ZAR 1,437,500

PROPOSAL #O.8.2: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Resident Non-Executive Directors
with effect from 01 JAN 2009 as follows: present ZAR
180,000, proposed: ZAR 204,500

PROPOSAL #O.8.3: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Non-resident Non-Executive
Directors with effect from 01 JAN 2009 as follows:
present GBP 49,400, proposed GBP 51,600

PROPOSAL #O.8.4: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Chairman of the Audit Committee
with effect from 01 JAN 2009 as follows: present GBP
23,000, proposed GBP 25,000

PROPOSAL #O.8.5: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Resident Member of the Audit
Committee with effect from 01 JAN 2009 as follows:
present ZAR 60,000, proposed ZAR 68,150

PROPOSAL #O.8.6: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Non-resident Members of the Audit
 Committee with effect from 01 JAN 2009 as follows:
present GBP 12,000, proposed GBP 12,540

PROPOSAL #O.8.7: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Chairman of the Remuneration
Committee [Non-Resident] with effect from 01 JAN 2009
 as follows: proposed GBP 16,000

PROPOSAL #O.8.8: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Chairman of the empowerment and
transformation Committee [resident] with effect from
01 JAN 2009 as follows: proposed ZAR 75,000

PROPOSAL #O.8.9: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Resident Members of each of the
Board Committees [excluding risk and sustainability
Committee] with effect from 01 JAN 2009 as follows:
present ZAR 45,000, proposed ZAR 51,120

PROPOSAL #O8.10: Approve, in terms of Article 61 of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Non-Resident Members of each of
the Board Committees [excluding Risk and
Sustainability Committee] with effect from 01 JAN
2009 as follows: present GBP 3,000, proposed GBP 3,405

PROPOSAL #S.1: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 from time to time to acquire issued shares in the
ordinary share capital of the Company on the JSE
Limited open market at a price no greater than 10%
above of the weighted average of the market value for
 the securities for the 5 previous business days
immediately preceding the date on which the
transaction was agreed or at a bid price no greater
than the current trading price of the share, and the
purchase by any of the Company's subsidiaries of
shares in the Company in the manner contemplated by
and in accordance with the provisions of Section 89
of the Companies Act, 1973, and other provisions
which may be applicable, the repurchase by the
Company of its own securities may not exceed 10% of
the Company's issued ordinary share capital in the
aggregate in any 1 FY or in the case of acquisition
by any of the Company's subsidiaries, 10% of the
issued ordinary share capital in the aggregate and in
 the event that the Directors are granted general
authority to buy back a maximum 10% of the issued
share capital of Barloworld, or in the case of
acquisition by any of the Company's subsidiaries, 10%
 of the issued ordinary share capital in the
aggregate, it is the opinion of the Directors that
following such maximum repurchase of shares: the
Company and the Group would be able in the ordinary
course of business to pay its debts for a period of
12 months after the date of notice issued in respect
of the AGM; the assets of the Company and the group
would be in excess of the liabilities of the Company
and the group, for this purpose, the assets and
liabilities would be recognized and measured in
accordance with the accounting policies used in the
latest audited group annual financial statements; the
 ordinary capital and reserves of the Company and the
 group would be adequate for a period of 12 months
after the date of notice issued in respect of the
AGM; and the working capital of the Company and the
group would be adequate for a period of 12 months
after the date of notice issued in respect of the
AGM; the repurchase of securities to be effected
through the order book operated by the JSE trading
system and to be done with out any prior
understanding or arrangement between the Company and
the counterparty; the authorization to repurchase the
 shares is in accordance with the Company's Articles
of Association; that only 1 agent will effect the
buyback on behalf of the Company; that after the
repurchase has been effected the Company will still
comply with shareholder spread requirements of the
JSE Limited; the Company and its subsidiary will not
repurchase shares during a prohibited period; and the
 Company and its subsidiaries, prior to undertaking a
 repurchase will obtain a working capital letter from
 its sponsor; [Authority expires at the conclusion of
 the next AGM of the Company and in any event, no

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BARRICK GOLD CORP
  TICKER:                N/A             CUSIP:     067901108
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. H. L. Beck as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. C. W. D. Birchall as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. D. J. Carty as a Director                         ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.4: Elect Mr. G. Cisneros as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. M. A. Cohen as a Director                         ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.6: Elect Mr. P. A. Crossgrove as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.7: Elect Mr. R. M. Franklin as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. P. C. Godsoe as a Director                        ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.9: Elect Mr. J. B. Harvey as a Director                        ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.10: Elect Mr. B. Mulroney as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.11: Elect Mr. A. Munk as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #1.12: Elect Mr. P. Munk as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #1.13: Elect Mr. A. W. Regent as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.14: Elect Mr. S. J. Shapiro as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.15: Elect Mr. G. C. Wilkins as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP as                        ISSUER          YES          FOR               FOR
the Auditors of Barrick and authorize the Directors
to fix their remuneration

PROPOSAL #3.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: approve the shareholder proposal as
specified in Schedule B to the accompanying
Management proxy circular

PROPOSAL #4.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BASF SE
  TICKER:                N/A             CUSIP:     D06216101
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the Financial                                ISSUER          NO           N/A               N/A
Statements of BASF SE and the BASF Group for the
financial year 2008; presentation of Management's
Analyses of BASF SE and the BASF Group for the
financial year 2008 including the explanatory reports
 on the data according to Section 289 (4) and Section
 315 (4) of the German Commercial Code; presentation
of the Report of the Supervisory Board

PROPOSAL #2.: Adoption of a resolution on the                              ISSUER          YES          FOR               FOR
appropriation of profit

PROPOSAL #3.: Adoption of a resolution giving formal                       ISSUER          YES          FOR               FOR
approval to the actions of the members of the
Supervisory Board

PROPOSAL #4.: Adoption of a resolution giving formal                       ISSUER          YES          FOR               FOR
approval to the actions of the members of the Board
of Executive Directors

PROPOSAL #5.: Election of the auditor for the                              ISSUER          YES          FOR               FOR
financial year 2009

PROPOSAL #6.1.: Appointment of the members of the                          ISSUER          YES          FOR               FOR
Supervisory Board: Prof. Dr. Fran ois Diederich,
Zurich/Switzerland

PROPOSAL #6.2.: Appointment of the members of the                          ISSUER          YES          FOR               FOR
Supervisory Board: Michael Diekmann, Munich

PROPOSAL #6.3.: Appointment of the members of the                          ISSUER          YES          FOR               FOR
Supervisory Board: Franz Fehrenbach, Stuttgart

PROPOSAL #6.4.: Appointment of the members of the                          ISSUER          YES          FOR               FOR
Supervisory Board: Stephen K Green, London

PROPOSAL #6.5.: Appointment of the members of the                          ISSUER          YES          FOR               FOR
Supervisory Board: Max Dietrich Kley, Heidelberg

PROPOSAL #6.6.: Appointment of the members of the                          ISSUER          YES          FOR               FOR
Supervisory Board: Dr. h. c. Eggert Voscherau,
Wachenheim

PROPOSAL #7.: Adoption of a resolution on the removal                      ISSUER          YES          FOR               FOR
 of existing and the creation of new authorized
capital and amendment of the Statutes

PROPOSAL #8.: Adoption of a resolution on the                              ISSUER          YES          FOR               FOR
amendment of Article 10, No. 2 and No. 3, of the
Statutes

PROPOSAL #9.: Remuneration of the first Supervisory                        ISSUER          YES          FOR               FOR
Board of BASF SE

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BAYER AG, LEVERKUSEN
  TICKER:                N/A             CUSIP:     D07112119
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report as well as the
report by the Board of Managing Directors and the
proposal for the appropriation of the distributable
profit resolution on the appropriation of the
distributable profit of EUR 1,070,080,515 as follows:
 payment of a dividend of EUR 1.40 per no-par share
the remaining amount shall be carried forward, ex-
dividend and payable date: 13 MAY 2009

PROPOSAL #2.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #3.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #4.: Authorization to acquire own shares the                      ISSUER          NO           N/A               N/A
 Company shall be authorized to acquire own shares of
 up to 10% of the Company's share capital through the
 Stock Exchange or by way of a public repurchase
offer to all shareholders, at prices not deviating
more than 10% from the market price of the shares, on
 or before 11 NOV 2010; the shares may be acquired by
 the Company's subsidiaries or by third parties on
the Company's own account; the Board of Managing
Directors shall be authorized to dispose of the
shares in a manner other than through the Stock
Exchange or by way of a public offer to all
shareholders, at a price not materially below the
market price of the shares , for up to 10% of the
Company's share capital; the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to use the shares in
connection with mergers and acquisitions, as Employee
 shares for Employees and executives of the Company
and its affiliates, and to retire the shares, in
these cases shareholders subscription rights shall be

PROPOSAL #5.: Resolution on the conversion of bearer                       ISSUER          NO           N/A               N/A
shares into registered shares, the corresponding
amendments to the Articles of Association and the
adjustment of resolutions adopted by the shareholders
 meeting in 2008; the shares of the Bayer AG shall be
 converted from bearer into registered shares;
therefore, Section 4(1) ,(2),(3),(5) and (6) and
Section 15 (1) and (2) of the Articles of Association
 and the Resolutions under item 5A, 6A and 6B adopted
 by the shareholders meetings in 2008 shall be
amended in respect of bearer shares being replaced by
 registered shares

PROPOSAL #6.: Approval of the transmission of data by                      ISSUER          NO           N/A               N/A
 electronic means pursuant to Section 30(3) of the
Securities Trade Act and the corresponding amendment
to Section 3 of the Articles of Association

PROPOSAL #7.: Appointment of auditors for the 2009 FY                      ISSUER          NO           N/A               N/A
 and the interim report: PricewaterhouseCoopers AG,
Essen

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BAYERISCHE MOTORENWERKE AG BMW, MUENCHEN
  TICKER:                N/A             CUSIP:     D12096109
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements, the group annual report, and the reports
 pursuant to Sections 289(4) and 315(4) of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distribution profit of EUR 197,129,532.24 as follows:
 payment of a dividend of EUR 0.30 per entitled
ordinary share payment of a dividend of EUR 0.32 per
entitled preferred share EUR 116,201.60 shall be
carried for ward Ex-dividend and payable date: 15 MAY
 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Director's

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2009 FY: KPMG AG, Berlin

PROPOSAL #6.1.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Mr. Franz M. Haniel

PROPOSAL #6.2.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Ms. Susanne Klatten

PROPOSAL #6.3.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Mr. Robert W. Lane

PROPOSAL #6.4.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Mr. Wolfgang Mayrhuber

PROPOSAL #6.5.: Elections to the Supervisory Board:                        ISSUER          YES        AGAINST           AGAINST
Prof. Dr.-Ing. Dr. h. c. Dr.-Ing. E. h. Joachim

PROPOSAL #6.6.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Mr. Stefan Quandt

PROPOSAL #6.7.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Prof. Dr. Juergen Strube

PROPOSAL #7.: Authorization to acquire own shares,                         ISSUER          YES          FOR               FOR
the Company shall be authorized to acquire own
ordinary or non-voting preferred shares of up to 10%
of its share capital at prices not deviating more
than 10% from the market price of the shares, on or
before 12 NOV 2010, the Board of Managing Director's
shall be authorized to retire the ordinary or non-
voting preferred shares and to offer non-voting
preferred shares of up to EUR 2,000,000 to employees
of the Company and its affiliates

PROPOSAL #8.: Amendment to Section 16(1)4 of the                           ISSUER          YES          FOR               FOR
Article of Association in accordance with the
implementation of the Shareholders, Rights Act [ARUG]
 in respect of the Board of Managing Director's being
 authorized to allow the audiovisual transmission of
the shareholders meeting

PROPOSAL #9.: Amendments to Section 13 of the Article                      ISSUER          YES          FOR               FOR
 of Association in respect of the provisions
concerning the Supervisory Board being adjusted, the
adjustments shall also include the authorization of
the Company to take out D+0 insurance policies for
Members of the Supervisory Board

PROPOSAL #10.: Resolution on the creation of                               ISSUER          YES          FOR               FOR
authorized capital and the correspondent amendment to
 the Article of Association, the Board of Managing
Director's shall be authorized, with the consent of
the Supervisory Board, to increase the share capital
by up to EUR 5,000,000 through the issue of new non-
voting preferred shares to employees of the Company
and its affiliates, on or before 13 MAY 2014

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BCE INC
  TICKER:                N/A             CUSIP:     05534B760
  MEETING DATE:          2/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Andre Berard as a Director                        ISSUER          YES          FOR               FOR
who will serve until the end of the next AGM

PROPOSAL #1.2: Elect Mr. Ronald Alvin Brenneman as a                       ISSUER          YES          FOR               FOR
Director who will serve until the end of the next AGM

PROPOSAL #1.3: Elect Mr. George Alexander Cope as a                        ISSUER          YES          FOR               FOR
Director who will serve until the end of the next AGM

PROPOSAL #1.4: Elect Mr. Anthony Smithson Fell as a                        ISSUER          YES          FOR               FOR
Director who will serve until the end of the next AGM

PROPOSAL #1.5: Elect Mrs. Donna Soble Kaufman as a                         ISSUER          YES          FOR               FOR
Director who will serve until the end of the next AGM

PROPOSAL #1.6: Elect Mr. Brian Michael Levitt as a                         ISSUER          YES          FOR               FOR
Director who will serve until the end of the next AGM

PROPOSAL #1.7: Elect The Honourable Edward C. Lumley                       ISSUER          YES          FOR               FOR
as a Director who will serve until the end of the
next AGM

PROPOSAL #1.8: Elect Mr. Thomas Charles O' Neill as a                      ISSUER          YES          FOR               FOR
 Director who will serve until the end of the next AGM

PROPOSAL #1.9: Elect Mr. James Allen Pattison as a                         ISSUER          YES          FOR               FOR
Director who will serve until the end of the next AGM

PROPOSAL #1.10: Elect Mr. Paul Mathias Tellier as a                        ISSUER          YES          FOR               FOR
Director who will serve until the end of the next AGM

PROPOSAL #1.11: Elect Mr. Victor Leyland Young as a                        ISSUER          YES          FOR               FOR
Director who will serve until the end of the next AGM

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES        AGAINST           AGAINST
Auditors who will serve until the end of the next AGM

PROPOSAL #3.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve, Bell Canada
Enterprises encourages the continuity of its
shareholding by increasing by 10% the dividend
normally paid on shares held for more than 2 years

PROPOSAL #4.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve the voting rights be
conferred after a minimum holding period of 1 year

PROPOSAL #5.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve in the event of a
merger or acquisition, the By-Laws of Bell Canada
Enterprises provide for paying an amount into the
employee pension fund equal to twice the bonuses and
compensation benefits paid to officers and Directors

PROPOSAL #6.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve the same number of men
and women on the Board of Directors of Bell Canada
Enterprises, 3 years from the adoption of this

PROPOSAL #7.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve the annual report and
management proxy circular disclose the equity ratio
between the aggregate compensation of the highest
paid executive of Bell Canada Enterprises, including
annual salary, bonuses, gratuities, payments under
long-term bonus programs and any other form of
compensation, and that of average employee

PROPOSAL #8.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve the compensation policy
 for the 5 highest-paid executives of Bell Canada
Enterprises and the retainers paid to Board Members
be pre approved by shareholders

PROPOSAL #9.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve that Bell Canada
Enterprises regulate the exercise of options
allocated to senior executives and Directors of our
Companies by stipulating that such options may not be
 exercised by those concerned before the end of their

PROPOSAL #10.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve the bank disclose
information on its direct or indirect holdings in
this type of activity

PROPOSAL #11.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Amend the Articles to introduce
 a cumulative voting mechanism to elect Members of
the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BCE INC
  TICKER:                N/A             CUSIP:     05534B760
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect B. K. Allen as a Director who                         ISSUER          YES          FOR               FOR
will serve until the end of the next AGM

PROPOSAL #1.2: Elect A. Berard as a Director who will                      ISSUER          YES          FOR               FOR
 serve until the end of the next AGM

PROPOSAL #1.3: Elect R. A. Brenneman as a Director                         ISSUER          YES          FOR               FOR
who will serve until the end of the next AGM

PROPOSAL #1.4: Elect R. E. Brown as a Director who                         ISSUER          YES          FOR               FOR
will serve until the end of the next AGM

PROPOSAL #1.5: Elect G. A. Cope as a Director who                          ISSUER          YES          FOR               FOR
will serve until the end of the next AGM

PROPOSAL #1.6: Elect A. S. Fell as a Director who                          ISSUER          YES          FOR               FOR
will serve until the end of the next AGM

PROPOSAL #1.7: Elect D. Soble Kaufman as a Director                        ISSUER          YES          FOR               FOR
who will serve until the end of the next AGM

PROPOSAL #1.8: Elect B. M. Levitt as a Director who                        ISSUER          YES          FOR               FOR
will serve until the end of the next AGM

PROPOSAL #1.9: Elect E. C. Lumley as a Director who                        ISSUER          YES          FOR               FOR
will serve until the end of the next AGM

PROPOSAL #1.10: Elect T. C. O'Neill as a Director who                      ISSUER          YES          FOR               FOR
 will serve until the end of the next AGM

PROPOSAL #1.11: Elect P. M. Tellier as a Director who                      ISSUER          YES          FOR               FOR
 will serve until the end of the next AGM

PROPOSAL #1.12: Elect P. R. Weiss as a Director who                        ISSUER          YES          FOR               FOR
will serve until the end of the next AGM

PROPOSAL #1.13: Elect V. L. Young as a Director who                        ISSUER          YES          FOR               FOR
will serve until the end of the next AGM

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors who will serve until the end of the next AGM

PROPOSAL #3.1: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve, that Bell Canada
Enterprises: 1) Reverses its decision to buyback 5%
of its common stock pursuant to its share buyback
program that was announced 12 DEC 2008; 2) Cease and
desist from acquiring any further shares on the open
market pursuant to this program

PROPOSAL #3.2: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve that BCE pay an amount
that is equal in aggregate to the dividends that
would have been paid in JUL 2008 and OCT 2008

PROPOSAL #3.3: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve the missed dividend
payments to shareholders for the periods of 15 JUL
2008 AND 15 OCT 2008, please consider the above
proposal for your 2009 annual meeting

PROPOSAL #3.4: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve the Cut Board Of
Directors, President and Chief Executive Officer, and
 top Management Salaries, Bonuses, Stock Option
Benefits, Other Benefits AND Perks by 50% IN 2009 and
 2010, and cap them to a maximum of CAD 500,000
Canadian, per person, per year for 2009 and 2010

PROPOSAL #3.5: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve that the Board of
Directors adopt an Independence Policy for
Compensation Committee Members and External
Compensation Advisors like the policy that governs
Audit Committee Members and External Auditors

PROPOSAL #3.6: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve that the Board of
Directors adopt a rule of governance stipulating that
 the Executive Compensation Policy be subject to an
advisory vote by shareholders

PROPOSAL #3.7: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve both men and women have
 a Broad and diversified wealth of skills and
experience to meet the profile that is sought for a
Corporate Director, and the Board of Directors adopt
a policy stipulating that 50% of new candidates to
the Board be Female until Male-Female parity is

PROPOSAL #3.8: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve that the Board of
Directors adopt a rule of governance limiting the
number of Boards on which a Director can serve to 4

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEC WORLD PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y0769B133
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of AGM                        ISSUER          YES          FOR               FOR
of shareholders for year 2008

PROPOSAL #2.: Acknowledge the Board of Director report                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the balance sheet and income                         ISSUER          YES          FOR               FOR
statement for the FY as of 31 DEC 2008

PROPOSAL #4.: Approve the profit allocation for year                       ISSUER          YES          FOR               FOR
2008 and dividend payment

PROPOSAL #5.1: Approve the replacement of the                              ISSUER          YES        AGAINST           AGAINST
Director by rotation retire: Mr. Prachum Maleenont

PROPOSAL #5.2: Approve the replacement of the                              ISSUER          YES          FOR               FOR
Director by rotation retire: Ms. Nipa Maleenont

PROPOSAL #5.3: Approve the replacement of the                              ISSUER          YES          FOR               FOR
Director by rotation retire: Ms. Amphorn Maleenont

PROPOSAL #5.4: Approve the replacement of the                              ISSUER          YES        AGAINST           AGAINST
Director by rotation retire: Mrs. Ratchanee

PROPOSAL #6.: Approve the Director remuneration for                        ISSUER          YES          FOR               FOR
the year 2009

PROPOSAL #7.: Appoint the Auditor for the year 2009                        ISSUER          YES          FOR               FOR
and approve the auditing fee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEIERSDORF AG
  TICKER:                N/A             CUSIP:     D08792109
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report as well as the
report by the Board of Managing Directors pursuant to
 Section 289[4] and 315[4] of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 226,800,000 as follows:
payment of a dividend of EUR 0.90 per no-par share
EUR 22,662,914 shall be allocated to the other
revenue reserves Ex-dividend and payable date: 04 MAY

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: Ernst und Young AG, Stuttgart

PROPOSAL #6.: Authorization to acquire own shares                          ISSUER          NO           N/A               N/A

PROPOSAL #7.1.: Elect Mr. Eva Eberhartinger as a                           ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #7.2.: Elect Mr. Michael Herz as a                                ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #7.3.: Elect Mr. Han David Thomas Holzgreve                       ISSUER          NO           N/A               N/A
as a Supervisory Board

PROPOSAL #7.4.: Elect Mr. Rolf Kunisch as a                                ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #7.5.: Elect Mr. Reinhard Poellath as a                           ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #7.6.: Elect Mr. Thomas Siemsen as a                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #7.7.: Elect Mr. Beatrice Dreyfus                                 ISSUER          NO           N/A               N/A
[Ersatzmitglied] as a Supervisory Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEIJING CAP INTL ARPT CO LTD
  TICKER:                N/A             CUSIP:     Y07717104
  MEETING DATE:          1/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Supply of Power and Energy                       ISSUER          YES          FOR               FOR
Services Agreement dated 27 NOV 2008 and the
continuing connected transactions contemplated
thereunder

PROPOSAL #2.: Approve the Supply of Aviation Safety                        ISSUER          YES          FOR               FOR
and Security Guard Services Agreement dated 27 NOV
2008 and the continuing connected transactions
contemplated thereunder

PROPOSAL #3.: Approve the Miscellaneous Services Sub-                      ISSUER          YES          FOR               FOR
contracting Agreement dated 27 NOV 2008 and the
continuing connected transactions contemplated
thereunder

PROPOSAL #4.: Approve the Terminals Maintenance                            ISSUER          YES          FOR               FOR
Agreement dated 27 NOV 2008 and the continuing
connected transactions contemplated thereunder

PROPOSAL #5.: Approve the appointment of Mr. Zhang                         ISSUER          YES          FOR               FOR
Zhizhong as the Executive Director of the Company and
 authorize the Board to determine his remuneration
thereof and to arrange a Service Agreement to be
entered into by the Company with Mr. Zhang Zhizhong
upon such terms and conditions as the Board shall
think fit, and to do all such acts and things to
effect such matters [Note 1]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEIJING CAP INTL ARPT CO LTD
  TICKER:                N/A             CUSIP:     Y07717104
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company [the Board] for the YE 31
DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the Independent Auditor's report for
the YE 31 DEC 2008

PROPOSAL #4.: Approve the profit appropriation                             ISSUER          YES          FOR               FOR
proposal for the YE 31 DEC 2008

PROPOSAL #5.: Appoint Mr. Yam Kum Weng as the Non-                         ISSUER          YES          FOR               FOR
Executive Director of the Company and authorize the
Board to determine his remuneration, his term will
commence from the conclusion of this meeting until
the expiration of the term of the fourth session of
the Board, i.e., the date of the AGM of the Company
for the year of 2011

PROPOSAL #6.: Authorize the Board to arrange for                           ISSUER          YES          FOR               FOR
Service Contract and/or appointment letter to be
issued by the Company to Mr. Yam Kum Weng, upon such
terms and conditions as the Board shall think fit,
and to do all such acts and things to effect such

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers Zhong                      ISSUER          YES          FOR               FOR
 Tian CPAs Limited Company and
PricewaterhouseCoopers, as the Company's PRC and
International Auditors, respectively, for the YE 31
DEC 2009 and authorize the Board to determine their

PROPOSAL #8.: Approve the use of the Company's own                         ISSUER          YES          FOR               FOR
website for sending or supplying Corporate
Communication to shareholders of H shares who met the
 following conditions: each holder of H Shares of the
 Company has been asked individually by the Company
to agree that the Company may send or supply
Corporate Communication generally or the Corporate
Communication in question, to him by means of the
Company's own website and the Company has not
received a response indicating objection from such
holder of H shares within the period of 28 days
beginning with the date on which the Company's
request was sent, the shareholders of H shares in
relation to whom the aforesaid two conditions are met
 shall be taken to have agreed that the Company may
send or supply Corporate Communication to such
shareholders by making such Corporate Communication
available on the Company's own website

PROPOSAL #S.1: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company

PROPOSAL #S.2.1: Approve to grant of a general and                         ISSUER          YES          FOR               FOR
unconditional mandate to the Board to raise Funds by
way of debt financing in the PRC in one or multiple
tranches with a maximum amount up to RMB 10 billion
[including RMB 10 billion] [the Debt Financing], the
Debt Financing includes, but not limited to, the
issue of Corporate Bonds, asset securitization
products, loans [the size of the loan to be
determined by the outstanding balance of such loan],
short-term commercial papers, asset-backed notes,
etc, the term of validity of this resolution shall be
 from the date of passing this resolution at the 2008
 AGM to the conclusion of the AGM of the Company for
the year of 2010

PROPOSAL #S2.2A: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: so far as
permitted by Law and Regulations, determine and deal
with all matters relating to the Debt Financing
taking into account the specific needs of the Company
 and the market conditions, including but not limited
 to, the specific arrangements of the Debt Financing,
 the timing of issue, the size, the term, the type,
whether in tranches and the number of tranches, the
interest rate and its basis of determination, the
specific arrangements relating to the use of proceeds
 within the scope approved by the shareholders in the
 AGM, and any other related matters including but not
 limited to the repurchase and redemption provisions,
 the warranty, the rating, the repayment of principle
 and interest, the security arrangements and the
arrangements relating to placing and listing

PROPOSAL #S2.2B: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: take all
such steps which are necessary for and incidental to
the Debt Financing [including, but not limited to,
sign all requisite legal documentations, select and
determine the intermediary institutions, prepare any
relevant application documents to the regulatory
authorities, obtain any approvals from the regulatory
 authorities and make any disclosure of information
in accordance with any applicable laws and
regulations] and ratify the aforementioned acts and
steps to the extent that any of them have already
been approved by the Board

PROPOSAL #S2.2C: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: adjust the
specific proposal and related matters relating to the
 Debt Financing in accordance with the opinion of the
 regulatory authorities in the event of any changes
in the regulatory policies or market conditions, save
 and except any matters which require the re-approval
 by the shareholders in the general meetings as
required by any laws, regulations and the Articles of
 Association of the Company

PROPOSAL #S2.2D: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: the validity
 period of the authorization to the Board relating to
 the Debt Financing shall be from the date of passing
 this resolution at the 2008 AGM to the conclusion of
 the AGM of the Company for the YE 2010

PROPOSAL #S2.2E: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the Debt
Financing, including but not limited to: so far as
the resolutions set out in above (a) to (d) are
approved at the AGM, the grant of authorization by
the Board to any of the Executive Director of the
Company to deal with all such matters relating to the
 Debt Financing under the afore-mentioned scope of

PROPOSAL #S3.1A: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of  Corporate Bonds of
the Company [the Corporate Bonds]: size of issue: up
to RMB 5 billion [including RMB5 billion] in one or
multiple tranches

PROPOSAL #S3.1B: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of Corporate Bonds of
the Company [the Corporate Bonds]: any placing
arrangement to existing shareholders: the Corporate
Bonds will not be issued to any existing shareholders
 of the Company on a preferred basis by way of placing

PROPOSAL #S3.1C: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of Corporate Bonds of
the Company [the Corporate Bonds]: terms: the
Corporate Bonds will have a term not exceeding 15
years and may have single or multiple terms, which
will be determined in accordance with the market
conditions and the Company's capital requirements

PROPOSAL #S3.1D: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of Corporate Bonds of
the Company [the Corporate Bonds]: use of proceeds:
include but not limited to repayment of debts,
adjusting debt structure and/or supplementing the
general working capital of the Company

PROPOSAL #S3.1E: Approve, subject to a maximum amount                      ISSUER          YES          FOR               FOR
 up to RMB 10 billion [including RMB 10 billion] of
the Debt Financing set out in Special resolution
numbered [2] above, the issue of Corporate Bonds of
the Company [the Corporate Bonds]: validity period:
from the date of approval of this resolution at the
2008 AGM to the AGM of the Company for the year of

PROPOSAL #S3.2A: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: so far
 as permitted by laws and regulations, determine and
deal with all matters relating to the issue of
Corporate Bonds taking into account the specific
needs of the Company and the market conditions,
including but not limited to, the specific
arrangements of the issue of Corporate Bonds and the
revision or amendments of the terms and conditions of
 the issue, including but not limited to the size of
issue, the aggregate amount, the price, the interest
rate or its basis of determination, the timing of
issuance, whether to be issued in tranches and the
number of tranches, any repurchase or redemption
provisions, the arrangements of rating, warranty, the
 repayment of principle and interest, the security
arrangements, the listing arrangements and specific
arrangements relating to the use of proceeds within
the scope approved by the shareholders in the AGM

PROPOSAL #S3.2B: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: take
all such steps which are necessary for and incidental
 to the issue of Corporate Bonds [including, but not
limited to, sign all requisite legal documentations,
select and determine the intermediary institutions,
prepare any relevant application documents to the
regulatory authorities, obtain any approvals from the
 regulatory authorities, to select the trustee for
the corporate bonds, to sign any entrusting
agreement, to formulate the rules for bonds holders
meeting, to handle other related matters and to
determine and deal with any issues relating to the
listing and trading of the Corporate Bonds after
completion of issue basing on the related rules of
the Stock Exchange, and make any disclosure of
information in accordance with any applicable laws
and regulations] and ratify the aforementioned Acts
and steps to the extent that any of them have already

PROPOSAL #S3.2C: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: adjust
 the specific proposal and related matters relating
to the issue of Corporate Bonds and to consider
whether to continue the issue in accordance with the
opinion of the regulatory authorities in the event of
 any changes in the regulatory policies or market
conditions, save and except any matters which require
 the re-approval by the shareholders in the general
meetings as required by any laws, regulations and the
 Articles of Association of the Company

PROPOSAL #S3.2D: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: in the
 event that the Company expects that it is unable to
or is required to defer the repayment of the
principle and interest of the Corporate Bonds, the
Board shall carry out the guarantee measures for debt
 repayment according to the applicable PRC laws and
the requirements of the regulatory authorities,
including but not limited to: [1] ceasing the
distribution of dividend to the shareholders of the
Company; [2] putting the incurrence of expenditure of
 capital nature and major investment and acquisition
on hold; [3] adjusting, reducing or ceasing the
payment of salary and bonus to the Directors and
Senior Management Staff; and [4] prohibiting the job
reallocation of the persons whom are directly
responsible, etc

PROPOSAL #S3.2E: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to:
validity period of the authorization to the Board
relating to the issue of Corporate Bonds shall be
from the date of passing this resolution at the 2008
AGM to the conclusion of the AGM of the Company for
the YE 2010

PROPOSAL #S3.2F: Authorize the Board to determine and                      ISSUER          YES          FOR               FOR
 deal with the relevant matters relating to the
Corporate Bonds, including but not limited to: so far
 as the resolutions set out in above (a) to (e) are
approved at the AGM, the grant of authorization by
the Board to any of the Executive Director of the
Company to deal with all such matters relating to the
 issue of Corporate Bonds under the afore-mentioned
scope of authorization

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEIJING ENTERPRISES HLDGS LTD
  TICKER:                N/A             CUSIP:     Y07702122
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements and the reports of
the Directors and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend and a final                         ISSUER          YES          FOR               FOR
special dividend

PROPOSAL #3.i: Re-elect Mr. Yi Xiqun as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.ii: Re-elect Mr. Zhang Honghai as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.iii: Re-elect Mr. Li Fucheng as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.iv: Re-elect Mr. Liu Kai as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.v: Re-elect Mr. Guo Pujin as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.vi: Re-elect Mr. Fu Tingmei as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.vii: Authorize the Board of Directors to                       ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Auditors and authorize the Board of Directors to fix
 their remuneration

PROPOSAL #5.: Authorize the Directors, subject to and                      ISSUER          YES          FOR               FOR
 in accordance with all applicable Laws, to purchase
its shares, during the relevant period, not exceeding
 10% of the total nominal amount of the share capital
 of the Company in issue on the date of passing of
this resolution; [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the current Articles of
Association of the Company or any applicable Laws to
be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to issue, allot and deal with additional shares in
the capital of the Company and make or grant offers,
agreements and options which would or might require
shares to be allotted, issued or dealt with during or
 after the end of relevant period, not exceeding the
aggregate of 20% of the total nominal amount of the
share capital of the Company in issue on the date of
passing of this resolution, otherwise than pursuant
to i) a rights issue where shares are offered to
shareholders on a fixed record date in proportion to
their then holdings of shares [subject to such
exclusions or other arrangements as the Directors may
 deem necessary or expedient in relation to
fractional entitlements or having regard to any
restrictions or obligations under the Laws of, or the
 requirements of any recognized regulatory body or
any stock exchange in any territory applicable to the
 Company]; or ii) any option scheme or similar
arrangement for the time being adopted for the grant
or issue to officers and/or employees of the Company
and/or any of its subsidiaries of shares or rights to
 acquire shares of the Company; or iii) any scrip
dividend scheme or similar arrangement providing for
the allotment of shares in lieu of the whole or part
of a dividend or shares of the Company in accordance
with the Current Articles of Association of the
Company; or iv) the exercise of rights of
subscription or conversion under the terms of any
warrants issued by the Company or any securities
which are convertible into shares of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the current Articles of Association of
the Company or any applicable Laws to be held]

PROPOSAL #7.: Approve the general mandate granted to                       ISSUER          YES        AGAINST           AGAINST
the Directors of the Company pursuant to Resolution 6
 above and for the time being in force to exercise
the powers of the Company to allot shares and to make
 or grant offers, agreements and options which might
require the exercise of such powers be extended by
the total nominal amount of shares in the capital of
the Company repurchased by the Company pursuant to
Resolution 5, provided that such amount does not
exceed 10% of the total nominal amount of the issued
share capital of the Company at the date of passing
this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEIJING NORTH STAR CO LTD
  TICKER:                N/A             CUSIP:     Y0770G105
  MEETING DATE:          8/21/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the amended Articles of                             ISSUER          YES          FOR               FOR
Association of Beijing North Star Company Limited,
Rules and Procedures of Shareholders' General Meeting
 of Beijing North Star Company Limited, Rules and
Procedures of Board of Directors of Beijing North
Star Company Limited and Rules and Procedures of
Supervisory Committee of Beijing North Star Company
Limited; and authorize an Executive Director of the
Company to handle, on behalf of the Company, the
relevant application[s], approval[s], registration[s]
 and filing procedure[s] as well as other relevant
outstanding matters arising therefrom

PROPOSAL #2.: Approve the Regulations for External                         ISSUER          YES          FOR               FOR
Guarantees of Beijing North Star Company Limited

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEIJING NORTH STAR CO LTD
  TICKER:                N/A             CUSIP:     Y0770G105
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Article 221 of Articles of                        ISSUER          YES          FOR               FOR
Association of the Company, as specifed

PROPOSAL #2.: Approve the Audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the year of 2008
prepared in accordance with the PRC accounting
standards and the Hong Kong generally accepted
accounting standards respectively

PROPOSAL #3.: Approve the Report of the Directors of                       ISSUER          YES          FOR               FOR
the Company for the year of 2008 prepared in
accordance with the PRC and the Hong Kong relevant
regulations and requirements for disclosure in annual
 report respectively

PROPOSAL #4.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the year of 2008

PROPOSAL #5.: Approve the Scheme of Profit                                 ISSUER          YES          FOR               FOR
Distribution and conversion of reserve fund to
capital of the Company for the year of 2008

PROPOSAL #6.: Approve 'the resolution on the                               ISSUER          YES          FOR               FOR
remuneration of the Directors for the year of 2008'
of the Company

PROPOSAL #7.1: Elect Mr. He Hiang-Chuan as a                               ISSUER          YES          FOR               FOR
Executive Director of the Company for the next term

PROPOSAL #7.2: Elect Ms. Zhao Hui-Zhi as a Executive                       ISSUER          YES          FOR               FOR
Director of the Company for the next term of office

PROPOSAL #7.3: Elect Mr. Liu Jian-Ping as a Executive                      ISSUER          YES          FOR               FOR
 Director of the Company for the next term of office

PROPOSAL #7.4: Elect Mr. Chen Ji as a Executive                            ISSUER          YES          FOR               FOR
Director of the Company for the next term of office

PROPOSAL #7.5: Elect Mr. Long Tao as a independent                         ISSUER          YES          FOR               FOR
Non-executive Director of the Company for the next
term of office

PROPOSAL #7.6: Elect Mr. Gan Pei-Zhong as a                                ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company for
 the next term of office

PROPOSAL #7.7: Elect Mr. Wong Yik Chung as a                               ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company for
 the next term of office

PROPOSAL #8.: Approve 'the resolution on the                               ISSUER          YES          FOR               FOR
remuneration of the Directors for the year of 2009'
of the Company

PROPOSAL #9.: Approve the resolution on the                                ISSUER          YES          FOR               FOR
remuneration of the Supervisors for the year of 2008'
 of the Company

PROPOSAL #10.1: Elect Mr. He Wen-Yu as a Supervisor                        ISSUER          YES          FOR               FOR
representing the shareholders for the next term of
office

PROPOSAL #10.2: Elect Mr. Chen Yuan-Chao as                                ISSUER          YES          FOR               FOR
Supervisor representing the shareholders for the next
 term of office

PROPOSAL #11.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Supervisors for the year of 2009 of the Company

PROPOSAL #12.: Re-appoint PricewaterhouseCoopers                           ISSUER          YES          FOR               FOR
Zhong Tian CPAs Company Limited and
PricewaterhouseCoopers, as the Company's PRC and
International Auditors respectively for the year of
2009, and authorize the Board of Directors to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BELGACOM SA DE DROIT PUBLIC, BRUXELLES
  TICKER:                N/A             CUSIP:     B10414116
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                           ISSUER          NO           N/A               N/A
Directors regarding the annual accounts

PROPOSAL #2.: Receive the Auditors reports regarding                       ISSUER          NO           N/A               N/A
annual and consolidated accounts

PROPOSAL #3.: Receive the examination of the                               ISSUER          NO           N/A               N/A
information provided by the Joint Committee

PROPOSAL #4.: Receive the examination of consolidated                      ISSUER          NO           N/A               N/A
 annual accounts

PROPOSAL #5.: Approve the financial statements and                         ISSUER          NO           N/A               N/A
allocation of income and dividend of EUR 2.18

PROPOSAL #6.: Grant discharge to the Directors                             ISSUER          NO           N/A               N/A

PROPOSAL #7.: Grant special discharge of Mr. Maurice                       ISSUER          NO           N/A               N/A
Lippens from Directorship, resigned on 03 OCT 2009

PROPOSAL #8.: Grant discharge to the Board of Auditors                     ISSUER          NO           N/A               N/A

PROPOSAL #9.: Elect Mr. Jozef Cornu as a Director and                      ISSUER          NO           N/A               N/A
 approve the remuneration

PROPOSAL #10.: Appoint Ernst & Young as the Auditor                        ISSUER          NO           N/A               N/A
and authorize the Board to fix their remuneration

PROPOSAL #11.: Appoint Mr. Romain Lesage as a Member                       ISSUER          NO           N/A               N/A
of the College of the Auditors

PROPOSAL #12.: Miscellaneous                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BELGACOM SA DE DROIT PUBLIC, BRUXELLES
  TICKER:                N/A             CUSIP:     B10414116
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors to                            ISSUER          NO           N/A               N/A
increase the share capital

PROPOSAL #2.: Approve the capital increase by means                        ISSUER          NO           N/A               N/A
of contribution in kind

PROPOSAL #3.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
acquire the Company's own shares

PROPOSAL #4.: Approve the appointment and dismissal                        ISSUER          NO           N/A               N/A
of the Members of the Management Committee

PROPOSAL #5.: Approve to delete Article 50 of the                          ISSUER          NO           N/A               N/A
Articles of Association regarding the distribution to
 Employees of profits for the 2003 financial year

PROPOSAL #6.: Approve to delete Article 52 of the                          ISSUER          NO           N/A               N/A
Articles of Association regarding the transitional
mandatory nomination rights

PROPOSAL #7.: Grant powers                                                 ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BELLE INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G09702104
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements and reports of the
Directors and the Auditors of the Company for the YE
31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Company's Auditor and authorize the Board of
Directors of the Company to fix the Auditor's

PROPOSAL #4.A.1: Re-elect Mr. Sheng Baijiao as an                          ISSUER          YES          FOR               FOR
Executive Director, who retires

PROPOSAL #4.A.2: Re-elect Mr. Chan Yu Ling, Abraham                        ISSUER          YES          FOR               FOR
as an Independent Non-Executive Director, who retires

PROPOSAL #4.B: Appoint Mr. Tang King Loy as an                             ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #4.C: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the Directors' remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the Company and to make or grant offers, agreements
and options or Warrants, during and after the
relevant period, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company, otherwise than pursuant to i) a rights
issue; or ii) the exercise of any share option scheme
 or similar arrangement for the time being adopted by
 the Company for the purpose of granting or issuing
shares or rights to acquires shares of the Company to
 the Directors, Officers and/or Employees of the
Company and/or any of its Subsidiaries; or iii) any
scrip dividend or similar arrangement pursuant to the
 Articles of Association of the Company from time to
time; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM of the Company is
required by the Company's Articles of Association or
any applicable law to be held]

PROPOSAL #6.: Approve the general mandate to the                           ISSUER          YES          FOR               FOR
Directors to exercise during the Relevant Period (as
defined in paragraph (b) below) all the powers of the
 Company to repurchase or otherwise acquire shares in
 the Company in accordance with all applicable laws
and the requirements of the Rules Governing the
Listing of Securities on The Stock Exchange of Hong
Kong Limited, provided that the aggregate nominal
amount of shares so repurchased or otherwise acquired
 shall not exceed 10% of the aggregate nominal amount
 of the share capital of the Company in issue as at
the date of the passing of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period within
which the next AGM of the Company is required by the
Company's Articles of Association or any applicable

PROPOSAL #7.: Approve the conditional upon the                             ISSUER          YES        AGAINST           AGAINST
passing of Resolutions Numbered 5 and Numbered 6 set
out in the notice convening this meeting, the
aggregate nominal amount of the shares in the Company
 which are repurchased or otherwise acquired by the
Company pursuant to Resolution Numbered 6 shall be
added to the aggregate nominal amount of the shares
which may be issued pursuant to Resolution Numbered 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BENDIGO AND ADELAIDE BANK LTD, BENDIGO VIC
  TICKER:                N/A             CUSIP:     Q1456C110
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the Company's                        ISSUER          NO           N/A               N/A
financial report, Directors' report and report by the
 Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Re-elect Mr. Kevin Osborn as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires from office under Rule
56 of the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Kevin Abrahamson as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires from office
under Rule 56 of the Company's Constitution

PROPOSAL #4.: Re-elect Mr. Jamie McPhee as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires from office under Rule
56 of the Company's Constitution

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company as set out in the annual report for the YE 30
 JUN 2008

PROPOSAL #6.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
ASX Listing Rule 7.2 Exception 9, the issue of
ordinary shares under the Employee Share Grant
Scheme, the terms and conditions as specified

PROPOSAL #7.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
ASX Listing Rule 7.2 Exception 9, the issue of
ordinary shares under the Employee Salary Sacrifice
and Deferred Share Plan, the terms and conditions as
specified

PROPOSAL #8.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
ASX listing Rule 7.2 Exception 9 and ASX Listing Rule
 10.14, the Non-Executive Director Fee Sacrifice Plan
 as specified, and the issue of securities of the
Company to Non-Executive Directors under the Non-
Executive Director Fee Sacrifice Plan

PROPOSAL #9.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
ASX Listing Rule 10.14, the issue of performance
rights and options to Executive Director, Mr. Jamie
McPhee, under the Executive Incentive Plan as
specified and any issues of ordinary shares upon the
vesting of those performance rights or exercise of

PROPOSAL #S.10: Approve to renew the current Rule                          ISSUER          YES          FOR               FOR
104, of Partial Takeover Bids, forming part of the
Company's Constitution, for a period of 3 years

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BENESSE CORPORATION
  TICKER:                N/A             CUSIP:     J0429N102
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Plan for an Incorporation-                       ISSUER          YES          FOR               FOR
Type Company Split

PROPOSAL #2.: Amend Articles to: Change Official                           ISSUER          YES          FOR               FOR
Company Name to Benesse Holdings,Inc., Expand
Business Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BENETTON GROUP SPA, PONZANO
  TICKER:                N/A             CUSIP:     T1966F139
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet and                                ISSUER          NO           N/A               N/A
consolidated balance sheet as of 31 DEC 2008,
consequential and related resolutions

PROPOSAL #2.: Approve to determine the Board of l                          ISSUER          NO           N/A               N/A
Director's yearly emoluments

PROPOSAL #3.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
purchase and sale of own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BENGANG STEEL PLATES CO LTD
  TICKER:                N/A             CUSIP:     Y0782P101
  MEETING DATE:          5/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #4.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
0.5000 2) bonus issue from profit [share/10 shares]:
none 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #6.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #7.: Approve the continuing connected                             ISSUER          YES          FOR               FOR
transactions

PROPOSAL #8.: Approve the 2009 Investment Plan                             ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the change of Independent                            ISSUER          YES          FOR               FOR
Directors

PROPOSAL #10.: Appoint the Company's Audit Firm                            ISSUER          YES          FOR               FOR

PROPOSAL #11.: Amend the Company's raw material and                        ISSUER          YES          FOR               FOR
service supply agreement and lease contract on land
use rights

PROPOSAL #12.: Approve the increase of allowance for                       ISSUER          YES          FOR               FOR
the Independent Directors

PROPOSAL #13.: Approve the early accounting error                          ISSUER          YES          FOR               FOR
correction

PROPOSAL #14.: Approve the provision for investory                         ISSUER          YES          FOR               FOR
depreciation, bad debts and fixed asset impairment

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BERJAYA SPORTS TOTO BHD
  TICKER:                N/A             CUSIP:     Y0849N107
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements of the Company for the YE 30 APR 2008 and
 the Directors' and Auditors' reports thereon

PROPOSAL #2.: Approve the payment of the Directors'                        ISSUER          YES          FOR               FOR
fees amounting to MYR 135,000 for the YE 30 APR 2008

PROPOSAL #3.: Re-elect Dato' Robin Tan Yeong Ching as                      ISSUER          YES        AGAINST           AGAINST
 a Director, who retires pursuant to Article 98(A) of
 the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Chan Kien Sing as a                             ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 98(A) of
the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Seow Swee Pin as a                              ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 98(E) of
the Company's Articles of Association

PROPOSAL #6.: Re-appoint Mr. Tan Sri Dato' Thong Yaw                       ISSUER          YES          FOR               FOR
Hong as a Director of the Company and to hold office
until the conclusion of the next AGM of the Company
pursuant to Section 129(6) of the Companies Act, 1965

PROPOSAL #7.: Re-appoint Mr. Tan Sri Dato' Jaffar Bin                      ISSUER          YES          FOR               FOR
 Abdul as a Director of the Company and to hold
office until the conclusion of the next AGM of the
Company pursuant to Section 129(6) of the Companies

PROPOSAL #8.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #9.: Authorize the Directors, subject to the                      ISSUER          YES          FOR               FOR
 Companies Act, 1965, the Articles of Association of
the Company and the approvals of the relevant
governmental/regulatory authorities and pursuant to
Section 132D of the Companies Act, 1965, to issue and
 allot shares in the Company from time to time and
upon such terms and conditions and for such purposes
as the Directors may deem fit, provided that the
aggregate number of shares issued pursuant to this
resolution does not exceed 10% of the issued share
capital of the Company; [Authority expires at the
conclusion of the next AGM of the Company]

PROPOSAL #10.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
subsidiaries, subject to the provisions of the
Listing Requirements of Bursa Malaysia Securities
Berhad, to enter into recurrent related party
transactions of a revenue or trading nature with the
related parties, as specified in the Section 2.3 of
the Circular to the shareholders dated 29 SEP 2008,
which are necessary for the day-to-day operations
and/or in the ordinary course of business of the
Company and its subsidiaries on terms not more
favorable to the related parties than those generally
 available to the public and are not detrimental to
the minority shareholders of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company following the AGM at which the
ordinary resolution for the Proposed Mandate will be
passed, at which time lapse, unless by a resolution
passed at a general meeting, the authority is
renewed; or the expiration of the period within which
 the next AGM after the date it is required to be
held pursuant to Section 143(1) of the Companies Act,
 1965 [but shall not extend to such extension as may
be allowed pursuant to Section 143(2) of the
Companies Act, 1965]; and further authorize the
Directors of the Company and its subsidiaries to
complete and to do all such acts and things
[including executing such documents as may be
required] to give effect to such transactions as

PROPOSAL #11.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the Companies Act, 1965 [Act],
rules, regulations and orders made pursuant to the
Act, provisions of the Company's Memorandum and
Articles of Association and the requirements of Bursa
 Malaysia Securities Berhad [Bursa Securities] and
any other relevant authority, to purchases such
number of ordinary shares of MYR 0.10 each in the
Company [BToto Shares] through Bursa Securities and
to take all such steps as are necessary [including
the opening and maintaining of a central depositories
 account under the Securities Industry [Central
Depositories] Act, 1991] and enter into any
agreements, arrangements and guarantees with any
party or parties to implement, finalize and give full
 effect to the aforesaid purchase with full powers to
 assent to any conditions, modifications,
revaluations, variations and/or amendments [if any]
as may be imposed by the relevant authorities from
time to time and to do all such acts and things in
the best interests of the Company, subject to the
following: 1) the maximum number of ordinary shares
which may be purchased and held by the Company shall
be equivalent to 10% of the total issued and paid-up
share capital of the Company inclusive of the
95,030,072 BToto shares already purchased and
retained as treasury shares; and 2) the maximum funds
 to be allocated by the Company for the purpose of
purchasing the ordinary shares shall not exceed the
total retained profit and share premium reserve of
the Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company following
the general meeting at which such resolution was
passed at which time it will lapse unless by ordinary
 resolution passed at that meeting, the authority is
renewed, either unconditionally or subject to
conditions or the expiration of the period within
which the next AGM after that date is required to be
held by law]; and, upon the completion of the
purchase(s) of the Btoto shares or any part thereof
by the Company, to deal with any BToto shares so
purchased by the Company, cancel all the BToto shares
 so purchased; or retain all the BToto shares as
treasury shares for future re-sale or for
distribution as dividend to the shareholders of the
Company; or retain part thereof as treasury shares
and subsequently canceling the balance; or any other
manner as prescribed by the Act, rules, regulations
and orders made pursuant to the Act and the
requirements of Bursa Securities and any other

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEZEQ ISRAEL TELECOM LTD
  TICKER:                N/A             CUSIP:     M2012Q100
  MEETING DATE:          5/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
Directors report for the year 2008

PROPOSAL #2.: Re-appoint the Accountant Auditors                           ISSUER          YES          FOR               FOR
until the next AGM and authorize the Board to fix

PROPOSAL #3.1: Re-appoint Mr. Shlomo Rudov as an                           ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.2: Re-appoint Mr. Ran Gottfried as an                          ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.3: Re-appoint Mr. David Gilboa as an                           ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.4: Re-appoint Mr. Michael Garbiner as an                       ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.5: Re-appoint Mr. Stephen Garbiner as an                       ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.6: Re-appoint Mr. Zahavit Cohen as an                          ISSUER          YES        AGAINST           AGAINST
Officiating Director

PROPOSAL #3.7: Re-appoint Mr. Rami Numkin Employee                         ISSUER          YES          FOR               FOR
representative as an Officiating Director

PROPOSAL #3.8: Re-appoint Mr. Arieh Saban as an                            ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.9: Re-appoint Mr. Menahem Inbar as an                          ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.10: Re-appoint Mr. Yehuda Porat employee                       ISSUER          YES          FOR               FOR
representative as an Officiating Director

PROPOSAL #3.11: Re-appoint Mr. Adam Chesnoff as an                         ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.12: Re-appoint Mr. Kihara Kiari as an                          ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.13: Re-appoint Mr. Yoav Rubinstein as an                       ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.14: Re-appoint Mr. Alon Shalev as an                           ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #4.: Approve to issue the indemnity                               ISSUER          YES          FOR               FOR
undertakings to the in house legal counsel and to the
 spokesman of the Company in the same form as was
approved by general meeting in JAN 2007 that was
issued to the other officers the indemnity is limited
 in the aggregate for all Officers to an amount equal
 to 25 of the shareholder's Equity

PROPOSAL #5.: Approve to distribute the shareholders                       ISSUER          YES          FOR               FOR
of a Dividend in the amount of NIS 792 million,
Record Date 11 MAY Ex Date 12 MAY payment date 24 MAY

PROPOSAL #6.: Approve to grant the Chairman of the                         ISSUER          YES          FOR               FOR
Board of a bonus in respect of 2008 in the maximum
amount in accordance with his employment agreement,
namely 18 month's Salary NIS 3,244,935

PROPOSAL #7.: Approve the terms of Employment of Mr.                       ISSUER          YES          FOR               FOR
Yehuda Porat Employee Representative Director as
Director of the safety security division monthly
salary NIS 33,000, 2008 bonus NIS 85,000

PROPOSAL #8.: Approve to issue the 100,000 options to                      ISSUER          YES        AGAINST           AGAINST
 Mr. Porat with an exercise price of NIS 5.9703

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BEZEQ THE ISRAEL TELECOMMUNICATION CORP LTD, TEL A
  TICKER:                N/A             CUSIP:     M2012Q100
  MEETING DATE:          9/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the extension of the period of                       ISSUER          YES          FOR               FOR
the Management Agreement with a Company connected
with the controlling shareholder for an additional
period of 3 years commencing 01 JAN 2009, on the same
 terms as the original management agreement

PROPOSAL #2.A: Amend the Articles of Association as                        ISSUER          YES          FOR               FOR
up to 4 times a year, the Chairman will be empowered
to convene urgent meetings of the Board without
consent of all of the Directors

PROPOSAL #2.B: Amend the Articles of Association as                        ISSUER          YES          FOR               FOR
the Security Affairs Committee of the Board is to
consist of 3 [instead of 2] classified Directors
under the chairmanship of the Chairman of the Board
who will have a second casting vote in the event of
equality of votes

PROPOSAL #2.C: Amend the Articles of Association as                        ISSUER          YES          FOR               FOR
transactions in the ordinary course of business
between the Company and Non-Director executives
[including remuneration] may be approved by the Board
 or by a Board Committee

PROPOSAL #3.: Approve a technical amendment to the                         ISSUER          YES        AGAINST           AGAINST
employment agreement between the Company and the
Chairman in respect of calculation of the amount of
the refund due to the Chairman in respect of motor
car expenses during the period prior to which the
Company placed a car at the disposal of the Chairman

PROPOSAL #4.: Approve the entitlement of the external                      ISSUER          YES        AGAINST           AGAINST
 Directors to refund of traveling expenses in respect
 of meetings that take place outside of the area of
their residence

PROPOSAL #5.: Approve the distribution of a cash                           ISSUER          YES          FOR               FOR
dividend between the shareholders in a total amount
of NIS 835 million; record date 12 OCT 2008; ex-date
13 OCT; payment 29 OCT

PROPOSAL #6.: Approve to grant of an indemnity                             ISSUER          YES          FOR               FOR
undertaking to Mr. Alan Gellman, deputy CEO and CFO,
limited in the aggregate together with the other D&O
to 25% of the shareholders' equity

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BG GROUP PLC
  TICKER:                N/A             CUSIP:     G1245Z108
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report and the                            ISSUER          YES          FOR               FOR
accounts

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare the dividend                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Sir David Manning                                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Martin Houston                                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Sir. Robert Wilson                                  ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Frank Chapman                                   ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Ashley Almanza                                  ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect Mr. Jurgen Dormann                                  ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-appoint the Auditors                                     ISSUER          YES          FOR               FOR

PROPOSAL #11.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #12.: Approve the political donations                             ISSUER          YES          FOR               FOR

PROPOSAL #13.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital

PROPOSAL #14.: Grant authority to allot shares                             ISSUER          YES          FOR               FOR

PROPOSAL #S.15: Approve the disapplication of the                          ISSUER          YES          FOR               FOR
pre-emption rights

PROPOSAL #S.16: Grant authority to make market                             ISSUER          YES          FOR               FOR
purchases of own ordinary shares

PROPOSAL #S.17: Amend the existing Articles of                             ISSUER          YES          FOR               FOR
Association

PROPOSAL #S.18: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR

PROPOSAL #S.19: Approve the notice periods for the                         ISSUER          YES          FOR               FOR
general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHARAT ELECTRONICS LTD
  TICKER:                N/A             CUSIP:     Y0881Q117
  MEETING DATE:          9/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the profit                        ISSUER          YES          FOR               FOR
and loss account for the YE 31 MAR 2008 and the
balance sheet as at that date and the reports of the
Directors and the Auditors thereon

PROPOSAL #2.: Approve to confirm the interim dividend                      ISSUER          YES          FOR               FOR
 and declare final dividend on equity shares

PROPOSAL #3.: Re-appoint Mr. K.G. Ramachandran as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Prof. N. Balakrishnan as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Prof. S. Sadagopan as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Prof. Ashok Jhunjhunwala as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #7.: Appoint Mr. Gyanesh Kumar as a Director                      ISSUER          YES          FOR               FOR
 of the Company, pursuant to Section 257 of the
Companies Act 1956, who retires by rotation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHARAT FORGE LTD, PUNE
  TICKER:                N/A             CUSIP:     Y08825179
  MEETING DATE:          8/6/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as                       ISSUER          YES          FOR               FOR
at 31 MAR 2008 and the profit and loss account for
the YE 31 MAR 2008 and the reports of the Directors
and the Auditors

PROPOSAL #2.: Declare a dividend on Preference Shares                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare a dividend on Equity Shares                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Mr. S.S.Marathe as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. S.D. Kulkarni as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Dr. Uwe Loos as a Director,                       ISSUER          YES          FOR               FOR
who retires by rotation

PROPOSAL #7.: Re-appoint Messrs Dalal and Shah,                            ISSUER          YES          FOR               FOR
Chartered Accountants, Mumbai as the Auditors of the
Company until the conclusion of the next AGM of the
Company and authorize the Board of Directors to fix
their remuneration for the period

PROPOSAL #8.: Appoint Mrs. Lalita D. Gupte as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #9.: Appoint Mr. Alan Spencer as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation

PROPOSAL #10.: Appoint Mr. Sunil K. Chaturvedi as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #11.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 269, and 309 and other applicable
provisions, if any, of the Companies Act, 1956 and
subject to the approvals of the Members to the re-
appointment of Mr. B. N. Kalyani as a Managing
Director of the Company for a period of 5 years from
30 MAR 2008 to 29 MAR 2013 on the terms of
remuneration in the terms of Schedule XIII of the
Companies Act, 1956 relating to the Managerial
remuneration as specified; and authorize the Board of
 Directors of the Company to approve annual
increments and to make such improvements in the terms
 of remuneration to Mr. B. N. Kalyani as may be
permissible under and by any amendments of Schedule
XIII to the Companies Act, 1956 or by way of any
Government guidelines or instructions, the intention
being that no further approval of the Company will be
 required so long as remuneration of the Managing
Director is not in excess of the maximum permissible
under relevant laws, rules, regulations, guidelines
or instructions as may be promulgated or issued after
 the date of this meeting

PROPOSAL #12.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 269, and 309 and other applicable
provisions, if any, of the Companies Act, 1956 and
subject to the approvals of the Members to the re-
appointment of Mr. G. K. Agarwal as a Deputy Managing
 Director of the Company for a period of 5 years from
 01 APR 2008 to 31 MAR 2013 on the terms of
remuneration in the terms of Schedule XIII of the
Companies Act, 1956 relating to the Managerial
remuneration as specified; and authorize the Board of
 Directors of the Company to approve annual
increments and to make such improvements in the terms
 of remuneration to Mr. G. K. Agarwal as may be
permissible under and by any amendments of Schedule
XIII to the Companies Act, 1956 or by way of any
Government guidelines or instructions, the intention
being that no further approval of the Company will be
 required so long as remuneration of the Managing
Director is not in excess of the maximum permissible
under relevant laws, rules, regulations, guidelines
or instructions as may be promulgated or issued after
 the date of this meeting

PROPOSAL #13.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 269, and 309 and other applicable
provisions, if any, of the Companies Act, 1956 and
subject to the approvals of the Members to the
appointment of Mr. Sunil K. Chaturvedi as a Executive
 Director of the Company for a period of 5 years from
 20 MAY 2008 to 19 MAY 2013 on the terms of
remuneration in the terms of Schedule XIII of the
Companies Act, 1956 relating to the Managerial
remuneration as specified; and authorize the Board of
 Directors of the Company to make such improvements
in the terms of remuneration to Mr. Sunil K.
Chaturvedi as may be permissible under and by any
amendments of Schedule XIII to the Companies Act,
1956 or by way of any Government guidelines or
instructions, the intention being that no further
approval of the Company will be required so long as
remuneration of the Managing Director is not in
excess of the maximum permissible under relevant
laws, rules, regulations, guidelines or instructions
as may be promulgated or issued after the date of

PROPOSAL #S.14: Authorize the Board: pursuant to the                       ISSUER          YES          FOR               FOR
provisions of Section 81 and all other applicable
provisions of the companies act, 1956 [including any
statutory modifications or re-enactment thereof, for
the time being in force] and pursuant to relevant
provisions of the securities and exchange Board of
India [disclosure and investor protection]
guidelines, 2000 [guidelines] as in force and subject
 to all other applicable rules, regulations and
guidelines of the Securities and Exchange Board of
India [SEBI], the applicable provisions of Foreign
Exchange Management Act, 1999 [FEMA], Foreign
Exchange Management [transfer or issue of security by
 a person resident outside India] regulations, 2000,
and enabling provisions of the Memorandum and
Articles of Association of the Company and the
listing agreements entered into by the Company with
the stock exchanges where the shares of the Company
are listed, and subject to requisite approvals,
consents, permissions and/or sanctions of SEBI, the
Stock Exchanges, Reserve Bank of India [RBI], the
department of industrial policy and promotion,
Ministry of Commerce CDIPP], the Foreign Investment
Promotion Board [FIPB], and such other statutory or
governmental authorities as may be required, whether
in India or outside India, [hereinafter collectively
referred to as appropriate authorities], and subject
to such conditions as may be prescribed by any of
them while granting any such approval, consent,
permission, and/or sanction [hereinafter referred to
as requisite approvals], which may be agreed to by
the Board of Directors of the Company [hereinafter
referred to as the Board which term shall be deemed
to include any Committee thereof which the Board may
have constituted or hereinafter constitute to
exercise its powers including the powers conferred by
 this resolution], at their absolute discretion to
create, offer, issue and allot in one or more
tranches, Non-Convertible Debenture Secured or
unsecured, with detachable warrants convertible into
equity shares of the Company [securities] on rights
basis to the shareholders who are shareholders of the
 Company on date/s to be determined by the Board,
through an offer document on such terms and
conditions, as the Board in its sole discretion may
at any time or times hereafter decide, for an amount
not exceeding INR 4,000 million byway of non-
convertible debentures and INR 4,000 million by way
of convertible warrants inclusive of such
premium/discount as may be decided from time to time
by the Board; to issue and allot such number of
equity shares as may be required to be issued and
allotted upon conversion, redemption or cancellation
of any such securities referred to above or as may be
 in accordance with the terms of issue/offering in
respect of such securities and such equity shares
shall rank pari passu with the then existing equity
shares of the Company in all respects except provided
 otherwise under the terms of issue/offering and in
the offer document and/or prospectus and/or offer

PROPOSAL #15.: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [hereinafter referred as the Board which
term shall be deemed to include any Committee
thereof], pursuant to Section 293 (1)(a) and all
other applicable provisions of the Companies Act,
1956 [including any statutory modifications or re-
enactment thereof, for the time being in force], to
create such charges, mortgages and hypothecations, on
 such movable and immovable properties, both present
and future, and in such manner as the Board may deem
fit, together with power to take over the Management
and concern of the Company in certain events, to or
in favour of the Banks/Financial Institutions, other
lenders and Trustees for the holders of the
debentures/bonds and /or other instruments to secure
rupee/foreign currency loans and/or the issue of
debentures whether partly/fully convertible or non-
convertible and/or with warrants attached
[hereinafter collectively referred to as Loans]
provided that the total amount of loans together with
 interest, compound interest, liquidated damages,
commitment charges, premia on pre-payment or on
redemption, costs, charges, expenses and all other
money payable by the Company in respect of said
Loans, shall not exceed INR 8,000 million, and to do
all such acts, deeds and things, to execute all such
documents, instruments in writing as may be required

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHARAT HEAVY ELECTRICALS LTD
  TICKER:                N/A             CUSIP:     Y0882L117
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                              ISSUER          YES          FOR               FOR
statements and the statutory reports

PROPOSAL #2.: Approve the final dividend of INR 6.25                       ISSUER          YES          FOR               FOR
per share

PROPOSAL #3.: Re-appoint Mr. A.K. Aggarwal as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint Mr. M. Gupta as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint Mr. S. Datta as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Authorize the Board to fix remuneration                      ISSUER          YES          FOR               FOR
 of the Auditors

PROPOSAL #7.: Appoint Mr. S. Ravi as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #8.: Appoint Ms. B.S. Meena as a Director                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHARAT PETROLEUM CORP LTD
  TICKER:                N/A             CUSIP:     Y0882Z116
  MEETING DATE:          8/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, pursuant to the provisions of                        ISSUER          YES          FOR               FOR
Section 17(1) and other applicable provisions, if
any, of the Companies Act, 1956 [Act], the existing
Clause 3(a)(vii), sub-clause 33(eee) be renumbered as
 (eee)(i) and add sub-clause 3(eee)(ii), sub-clause
3(w) and sub-clause (x) to (zd) of the Memorandum of
Associations of the Company as specified; approve,
pursuant to Section 149(2A) of the Companies Act,
1956 to commencing any or all the new business as
indicated in sub-clauses (a)(vii), (eee)(ii) and (w)
to (zd) of Clause 3 of the Memorandum of Association
of the Company as specified, at such time as the
Board may deem fit

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHARAT PETROLEUM CORP LTD
  TICKER:                N/A             CUSIP:     Y0882Z116
  MEETING DATE:          9/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited profit &                       ISSUER          YES          FOR               FOR
loss account for the YE 31 MAR 2008, the balance
sheet as at that date and the reports of the Board of
 Directors and the Statutory Auditors and the
comments of the Comptroller & the Auditor General of
India, thereon

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Shri. P. K. Sinha as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in pursuance of
Section 256 of the Companies Act, 1956

PROPOSAL #4.: Re-appoint Prof A. H. Kalro as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in pursuance of
Section 256 of the Companies Act, 1956

PROPOSAL #5.: Re-appoint Shri. R. K. Singh as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in pursuance of
Section 256 of the Companies Act, 1956

PROPOSAL #6.: Approve, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 224(8)(aa) and other applicable provisions,
if any, of the Companies Act, 1956, remuneration of
the Single/Joint Statutory Auditors to be appointed
by the Comptroller & Auditor general of India (C&AG)
under Section 619(2) of the said Act, and INR
16,00,000, to be paid to the single firm of Statutory
 Auditors or to be shared equally by the Joint
Statutory Auditors, in case of appointment of Joint
Firms of Statutory Auditors by the C&AG, in
additional to actual reasonable traveling and out of
pocket expenses and service tax as applicable, for
the year 2008-09 and also for subsequent years

PROPOSAL #7.: Appoint Ms. Rama Bijapurkar as a                             ISSUER          YES          FOR               FOR
Director of the Company, pursuant to the Section 257
and other applicable provisions of the Companies Act
1956

PROPOSAL #8.: Appoint Prof. S. K. Barua as a Director                      ISSUER          YES          FOR               FOR
 of the Company, pursuant to the Section 257 and
other applicable provisions of the Companies Act 1956

PROPOSAL #9.: Appoint Shri S. Mohan as a Director of                       ISSUER          YES          FOR               FOR
the Company, pursuant to Section 257 and other
applicable provisions of the Companies Act 1956

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHARTI AIRTEL LTD
  TICKER:                N/A             CUSIP:     Y0885K108
  MEETING DATE:          8/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet of the Company as at 31 MAR 2008, the profit
and loss account, the cash flow statement for the YE
on that date and the report of the Board of Directors
 and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Bashir Currimjee as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Ms. Chua Sock Koong as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Rajan Bharti Mittal as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Rakesh Bharti Mittal as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. S.R. Batliboi &                                 ISSUER          YES          FOR               FOR
Associates, Chartered Accountants, Gurgaon, as the
Statutory Auditors of the Company from the conclusion
 of this AGM until the conclusion of the next AGM and
 authorize the Board of Directors/Audit Committee to
fix their remuneration

PROPOSAL #7.: Appoint Mr. Mauro Sentinelli as a                            ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHARTI AIRTEL LTD
  TICKER:                N/A             CUSIP:     Y0885K108
  MEETING DATE:          9/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Sections 198, 258, 269, 309, 310 311, Schedule XIII
and other applicable provisions of the Companies Act
1956, including any statutory modification or re-
enactment thereof or any other law and subject to
such consent(s), approval(s) and permission(s) as may
 be necessary in this regard and subject to such
conditions as may be imposed by any authority while
granting such consent(s), permission(s) and
approval(s) and as agreed to by the Board of
Directors [Board which term shall unless repugnant to
 the context or meaning thereof, be deemed to include
 any Committee thereof and any persons authorized by
the Board in this behalf], Mr. Manoj Kohli as a Joint
 Managing Director of the Company for a further
period of 5 years effective 01 AUG 2008, on the
remuneration; and authorize the Board to vary, alter
and modify the terms and conditions of appointment
including remuneration/remuneration structure of Mr.
Manoj Kohli as a Joint Managing Director within the
limits prescribed as specified; and to do all such
acts, deeds, matters and things as may be deemed
necessary to give effect to the above resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHP BILLITON LTD
  TICKER:                N/A             CUSIP:     Q1498M100
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
BHP Billiton Plc for the YE 30 JUN 2008, together
with the Directors' report and the Auditor's report
as specified in the annual report

PROPOSAL #2.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
BHP Billiton Limited for the YE 30 JUN 2008, together
 with the Directors' Report and the Auditor's Report
as specified in the annual report

PROPOSAL #3.: Re-elect Mr. Paul M. Anderson as a                           ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #4.: Re-elect Mr. Paul M. Anderson as a                           ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #5.: Re-elect Mr. Don R. Argus as a Director                      ISSUER          YES          FOR               FOR
 of BHP Billiton Plc, in accordance with the Board's
policy

PROPOSAL #6.: Re-elect Mr. Don R. Argus as a Director                      ISSUER          YES          FOR               FOR
 of BHP Billiton Limited, in accordance with the
Board's policy

PROPOSAL #7.: Re-elect Dr. John G. S. Buchanan as a                        ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #8.: Re-elect Dr. John G. S. Buchanan as a                        ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #9.: Re-elect Mr. David A. Crawford as a                          ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, in accordance with the
Board's policy

PROPOSAL #10.: Re-elect Mr. David A. Crawford as a                         ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, in accordance with
the Board's policy

PROPOSAL #11.: Re-elect Mr. Jacques Nasser as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #12.: Re-elect Mr. Jacques Nasser as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #13.: Re-elect Dr. John M. Schubert as a                          ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc, who retires by rotation

PROPOSAL #14.: Re-elect Dr. John M. Schubert as a                          ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited, who retires by
rotation

PROPOSAL #15.: Elect Mr. Alan L. Boeckmann as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #16.: Elect Mr. Alan L. Boeckmann as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #17.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Elect Mr. Stephen Mayne as a
Director of BHP Billiton Plc

PROPOSAL #18.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Elect Mr. Stephen Mayne as a
Director of BHP Billiton Limited

PROPOSAL #19.: Elect Dr. David R. Morgan as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #20.: Elect Dr. David R. Morgan as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #21.: Elect Mr. Keith C. Rumble as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #22.: Elect Mr. Keith C. Rumble as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #23.: Re-appoint KPMG Audit Plc as the                            ISSUER          YES          FOR               FOR
Auditor of BHP Billiton Plc and authorize the
Directors to agree their remuneration

PROPOSAL #24.: Approve to renew the authority and to                       ISSUER          YES          FOR               FOR
allot relevant securities [Section 80 of the United
Kingdom Companies Act 1985] conferred by the
Directors by Article 9 of BHP Billiton Plc's Articles
 of Association for the period ending on the later of
 the AGM of BHP Billiton Plc and the AGM of BHP
Billiton Limited in 2009 [provided that this
authority shall allow BHP Billiton Plc before the
expiry of this authority to make offers or agreements
 which would or might require relevant securities to
be allotted after such expiry and, notwithstanding
such expiry, the Directors may allot relevant
securities in pursuance of such offers or
agreements], and for such period the Section 80
amount [under the United Kingdom Companies Act 1985]

PROPOSAL #S.25: Approve to renew the authority and to                      ISSUER          YES          FOR               FOR
 allot equity securities [Section 94 of the United
Kingdom Companies Act 1985] for cash conferred by the
 Directors by Article 9 of BHP Billiton Plc's
Articles of Association for the period ending on the
later of the AGM of BHP Billiton Plc and the AGM of
BHP Billiton Limited in 2009 [provided that this
authority shall allow BHP Billiton Plc before the
expiry of this authority to make offers or agreements
 which would or might require equity securities to be
 allotted after such expiry and, notwithstanding such
 expiry, the Directors may allot equity securities in
 pursuance of such offers or agreements], and for
such period the Section 95 amount [under the United
Kingdom Companies Act 1985] shall be USD 55,778,030

PROPOSAL #S.26: Authorize BHP Billiton Plc, in                             ISSUER          YES          FOR               FOR
accordance with Article 6 of its Articles of
Association and Section 166 of the United Kingdom
Companies Act 1985, to make market purchases [Section
 163 of that Act] of ordinary shares of USD 0.50
nominal value each in the capital of BHP Billiton Plc
 [Shares] provided that: a) the maximum aggregate
number of shares authorized to be purchased will be
223,112,120, representing 10% of BHP Billiton Plc's
issued share capital; b) the minimum price that may
be paid for each share is USD 0.50, being the nominal
 value of such a share; c) the maximum price that may
 be paid for any share is not more than 5% the
average of the middle market quotations for a share
taken from the London Stock Exchange Daily Official
List for the 5 business days immediately preceding
the date of purchase of the shares; [Authority
expires the earlier of 22 APR 2010 and the later of
the AGM of BHP Billiton Plc and the AGM of BHP
Billiton Limited in 2009 [provided that BHP Billiton
Plc may enter into a contract or contracts for the
purchase of shares before the expiry of this
authority which would or might be completed wholly or
 partly after such expiry and may make a purchase of
shares in pursuance of any such contract or contracts]

PROPOSAL #S27.1: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 30 APR 2009

PROPOSAL #S27.2: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 29 MAY 2009

PROPOSAL #S27.3: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 15 JUN 2009

PROPOSAL #S27.4: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 31 JUL 2009

PROPOSAL #S27.5: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 15 SEP 2009

PROPOSAL #S27.6: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 30 NOV 2009

PROPOSAL #28.: Approve the remuneration report for                         ISSUER          YES          FOR               FOR
the YE 30 JUN 2008

PROPOSAL #29.: Approve, for all purposes, the BHP                          ISSUER          YES          FOR               FOR
Billiton Plc Group Incentive Scheme, as amended; and
the BHP Billiton Limited Group Incentive Scheme, as
amended

PROPOSAL #30.: Approve to grant Deferred Shares and                        ISSUER          YES          FOR               FOR
Options under the BHP Billiton Limited Group
Incentive Scheme and Performance Shares under the BHP
 Billiton Limited Long Term Incentive Plan to the
Executive Director, Mr. M. J. Kloppers as specified

PROPOSAL #31.: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
for the purposes of Article 76 of the Articles of
Association of BHP Billiton Plc, that the maximum
aggregate remuneration which may be paid by BHP
Billiton Plc to all the Non-Executive Directors in
any year together with the remuneration paid to those
 Non-Executive Directors by BHP Billiton Limited be
increased from USD 3,000,000 to USD 3,800,000

PROPOSAL #32.: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
for the purposes of Rule 76 of the Constitution of
BHP Billiton Limited and ASX Listing Rule 10.17, that
 the maximum aggregate remuneration which may be paid
 by BHP Billiton Limited to all the Non-Executive
Directors in any year together with the remuneration
paid to those Non-Executive Directors by BHP Billiton
 Plc be increased from USD 3,000,000 to USD 3,800,000

PROPOSAL #S.33: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
BHP Billiton Plc, with effect from the close of this
meeting, in the manner outlined in the Appendix to
this Notice of Meeting and as set out in the amended
Articles of Association tabled by the Chair of the
meeting and signed for the purposes of identification

PROPOSAL #S.34: Amend the Constitution of BHP                              ISSUER          YES          FOR               FOR
Billiton Limited, with effect from the close of this
meeting, in the manner outlined in the Appendix to
this Notice of Meeting and as set out in the
Constitution tabled by the Chair of the meeting and
signed for the purposes of identification

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BHP BILLITON PLC
  TICKER:                N/A             CUSIP:     G10877101
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports for BHP Billiton Plc

PROPOSAL #2.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports for BHP Billiton Limited

PROPOSAL #3.: Re-elect Mr. Paul Anderson as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #4.: Re-elect Mr. Paul Anderson as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #5.: Re-elect Mr. Don Argus as a Director of                      ISSUER          YES          FOR               FOR
 BHP Billiton Plc

PROPOSAL #6.: Re-elect Mr. Don Argus as a Director of                      ISSUER          YES          FOR               FOR
 BHP Billiton Limited

PROPOSAL #7.: Re-elect Dr. John Buchanan as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #8.: Re-elect Dr. John Buchanan as a                              ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #9.: Re-elect Mr. David Crawford as a                             ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #10.: Re-elect Mr. David Crawford as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #11.: Re-elect Mr. Jacques Nasser as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #12.: Re-elect Mr. Jacques Nasser as a                            ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #13.: Re-elect Dr. John Schubert as a                             ISSUER          YES          FOR               FOR
Director of BHP Billiton Plc

PROPOSAL #14.: Re-elect Dr. John Schubert as a                             ISSUER          YES          FOR               FOR
Director of BHP Billiton Limited

PROPOSAL #15.: Elect Mr. Alan Boeckmann as a Director                      ISSUER          YES          FOR               FOR
 of BHP Billiton Plc

PROPOSAL #16.: Elect Mr. Alan Boeckmann as a Director                      ISSUER          YES          FOR               FOR
 of BHP Billiton Limited

PROPOSAL #17.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: elect Mr. Stephen Mayne as a Director of
BHP Billiton Plc

PROPOSAL #18.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: elect Mr. Stephen Mayne as a Director of
BHP Billiton Limited

PROPOSAL #19.: Elect Dr. David Morgan as a Director                        ISSUER          YES          FOR               FOR
of BHP Billiton Plc

PROPOSAL #20.: Elect Dr. David Morgan as a Director                        ISSUER          YES          FOR               FOR
of BHP Billiton Limited

PROPOSAL #21.: Elect Mr. Keith Rumble as a Director                        ISSUER          YES          FOR               FOR
of BHP Billiton Plc

PROPOSAL #22.: Elect Mr. Keith Rumble as a Director                        ISSUER          YES          FOR               FOR
of BHP Billiton Limited

PROPOSAL #23.: Re-appoint KPMG Audit Plc as the                            ISSUER          YES          FOR               FOR
Auditors of BHP Billiton Plc and authorize the Board
to determine their remuneration

PROPOSAL #24.: Grant authority to the issue of equity                      ISSUER          YES          FOR               FOR
 or equity-linked securities with pre-emptive rights
up to aggregate nominal amount of USD 277,983,328

PROPOSAL #S.25: Grant authority to the issue of                            ISSUER          YES          FOR               FOR
equity or equity-linked securities without pre-
emptive rights up to aggregate nominal amount of USD

PROPOSAL #S.26: Authorize 223,112,120 BHP Billiton                         ISSUER          YES          FOR               FOR
Plc ordinary shares for market purchase

PROPOSAL #S27.1: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 30 APR 2009

PROPOSAL #S27.2: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 29 MAY 2009

PROPOSAL #S27.3: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 15 JUN 2009

PROPOSAL #S27.4: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 31 JUL 2009

PROPOSAL #S27.5: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 15 SEP 2009

PROPOSAL #S27.6: Approve to reduce the share capital                       ISSUER          YES          FOR               FOR
of BHP Billiton Plc by the cancellation of all the
issued paid up shares of USD 0.50 nominal value each
held by BHP Billiton Limited on 30 NOV 2009

PROPOSAL #28.: Approve the remuneration report for                         ISSUER          YES          FOR               FOR
the YE 30 JUN 2008

PROPOSAL #29.: Amend BHP Billiton Plc Group Incentive                      ISSUER          YES          FOR               FOR
 Scheme to BHP Billiton Limited Group Incentive Scheme

PROPOSAL #30.: Approve the grant of deferred shares                        ISSUER          YES          FOR               FOR
and options under the BHP Billiton Limited Group
Incentive Scheme and the grant of performance shares
under the BHP Billiton Limited Long Term Incentive
Plan to the Executive Director, Mr. Marius J Kloppers
 as specified

PROPOSAL #31.: Approve, for all purposes, to increase                      ISSUER          YES          FOR               FOR
 maximum aggregate remuneration paid by BHP Billiton
Limited to all Non-Executive Directors together with
the remuneration paid to those Non- Executive
Directors by BHP Billiton Plc from USD 3,000,000 to
USD 3,800,000, including for the purposes of Article
76 of the Articles of Association of BHP Billion Plc

PROPOSAL #32.: Approve, for all purposes, to increase                      ISSUER          YES          FOR               FOR
 maximum aggregate remuneration paid by BHP Billiton
Limited to all Non-Executive Directors together with
the remuneration paid to those Non- Executive
Directors by BHP Billiton Plc from USD 3,000,000 to
USD 3,800,000, including for the purposes of Rule 76
of the Constitution of BHP Billion Limited and asx
listing rule 10.17

PROPOSAL #S.33: Amend the article of association of                        ISSUER          YES          FOR               FOR
BHP Billiton Plc, with effect from the close of the
2008 AGM of BHP Billiton Limited, as specified

PROPOSAL #S.34: Amend the Constitution of BHP                              ISSUER          YES          FOR               FOR
Billiton Limited, with the effect from the close the
2008 AGM of BHP Billiton Limited, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BIC(SOCIETE), CLICHY
  TICKER:                N/A             CUSIP:     F10080103
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve, having considered the report                       ISSUER          YES          FOR               FOR
of the Board of Directors, the Chairman's report, the
 Auditors' report, the Company's financial statements
 for the year 2008, as presented

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements for the said FY, in the form presented to
the meeting

PROPOSAL #O.3: Approve the income for the FY be                            ISSUER          YES          FOR               FOR
appropriated as follows: earnings for the FY: EUR
61,194,106.04, plus retained earnings from previous
year: EUR 346,853,762.11, i.e. distributable income:
EUR 408, 047,868.15 to be allocated dividends: EUR
65,065,473.45, retained earnings: EUR 342,982,394.70,
 total equal to the distributable income: EUR
408,047,868.15; the shareholders will receive a net
dividend of EUR 1.35 per share, and will entitle to
the 40% deduction provided by the French general tax
code; this dividend will be paid on 25 MAY 2009, as
required by law, it is reminded that, for the last 3
FY, the dividends paid, were as follows: EUR 1.35 for
 FY 2007, EUR 1.30 for FY 2006, EUR 1.15 for FY 2005

PROPOSAL #O.4: Approve, after hearing the special                          ISSUER          YES          FOR               FOR
report of the Auditors on agreements Governed by
Articles L. 225-38 et sequence of the French
Commercial Code, the new agreement and acknowledges
the continuation of a previously authorized agreement
 during the current FY

PROPOSAL #O.5: Approve to award total annual fees of                       ISSUER          YES          FOR               FOR
EUR 245,000.00 to the Board of Directors

PROPOSAL #O.6: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
trade in the Company's shares on the stock market,
subject to the conditions described below: maximum
number of shares to be acquired: 10% of the share
capital, maximum purchase price: EUR 75.00, maximum
funds invested in the share buybacks: EUR
370,000,000.00; maximum number of shares to be
acquired: 5% of the share capital, maximum purchase
price: EUR 75.00, maximum funds invested in the share
 buybacks: EUR 185,000,000.00; [Authority is given
for an 18 month period]; this authorization
supersedes the one granted by the shareholders'
meeting of 21 MAY 2008 in its Resolution 6 and will
not be used in the event of a public offering for
shares of the Company, unless the general meeting
authorizes it, and to take all necessary measures and
 accomplish all necessary formalities

PROPOSAL #O.7: Ratify the co-optation of Mr. John                          ISSUER          YES          FOR               FOR
Glen as a Director, to replace Mr. Olivier Poupart-
Lafarge, for the remainder of Mr. Olivier Poupart-
Lafarge's term of office, who has resigned

PROPOSAL #E.8: Amend the Article 10 of the Bylaws                          ISSUER          YES          FOR               FOR
'the Board of Directors'

PROPOSAL #O.9: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Francois Bich as a Director for a 2-year period

PROPOSAL #O.10: Approve to renew the appointment of                        ISSUER          YES          FOR               FOR
Mrs. Marie-Pauline Chandon-Moet as a Director for a
2-y ear period

PROPOSAL #O.11: Approve to renew the appointment of                        ISSUER          YES          FOR               FOR
Mr. Frederic Rostand as a Director for a 2-year period

PROPOSAL #O.12: Approve to renew the appointment of                        ISSUER          YES          FOR               FOR
Mr. John Glen as a Director for a 3 year period

PROPOSAL #O.13: Approve to renew the appointment of                        ISSUER          YES          FOR               FOR
Mrs. Marie-Henriette Poinsot as a Director for a 3
year period

PROPOSAL #O.14: Approve to renew the appointment of                        ISSUER          YES          FOR               FOR
the Company M.B.D., represented by Mr. Edouard Bich
as a Director for a 3 year period

PROPOSAL #O.15: Appoint Mr. Pierre Vareille as a                           ISSUER          YES          FOR               FOR
Director for a 3-year period

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital, on one or more occasions
and at its sole discretion, by canceling all or part
of the shares held by the Company in connection with
a stock repurchase plan, up to a maximum of 10% of
the share capital over a 24 month period, and to
charge the difference between the repurchase price o
f the cancelled shares and their nominal value
against the premiums and available reserves, and to
take all necessary measures and accomplish all
necessary formalities

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital, on one or more occasions
and at its sole discretion, by canceling all or the
75,000 shares acquired in the frame of article l.225-
208 of the French Commercial Code; [Authority is
given for an 18 month period]; and to charge the
difference between the repurchase price of the
cancelled shares and their nominal value against the
premiums and available reserves, and to take all
necessary measures and accomplish all necessary

PROPOSAL #E.18: Amend Article 15 of the Bylaws                             ISSUER          YES          FOR               FOR
shareholders meeting

PROPOSAL #E.19: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BIDVEST GROUP LTD
  TICKER:                N/A             CUSIP:     S1201R162
  MEETING DATE:          10/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the pro rata offer by Bidvest to
Nampak ordinary shareholders (proposed pro rata
offer) becoming unconditional (save for any
suspensive conditions relating to the passing of this
 resolution), by way of a specific approval in terms
of section 221 of the Companies Act 1973 (Act 61 of
1973), as amended, to allot and issue to the Nampak
ordinary shareholders, an aggregate number of Bidvest
 ordinary shares to fulfill its obligations in terms
of such proposed pro rata offer subject to a maximum
of 22 million Bidvest ordinary shares being issued
pursuant to this resolution; approve that,
notwithstanding anything to the contrary contained in
 the Articles of Association of the Company, there
shall be no obligation on the Company to offer to its
 existing shareholders pro rata to their respective
shareholdings in Bidvest any of the Bidvest ordinary
shares which it is authorized to issue in terms of
this ordinary resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BIDVEST GROUP LTD
  TICKER:                N/A             CUSIP:     S1201R162
  MEETING DATE:          11/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
financial statements of the Company and the Group for
 the EY 30 JUN 2008, together with the reports of the
 Directors and the Auditors

PROPOSAL #2.: Approve the Non-Executive Directors'                         ISSUER          YES          FOR               FOR
remuneration for the year ending 30 JUN 2009;
Chairman: ZAR 490,000 per annum; Board Members: ZAR
33,000 per annum plus ZAR 11,000 per meeting,
Alternate Directors ZAR 16,500 per annum plus ZAR
11,000 per meeting if attended in place of the
nominated Director; Audit Committee Chairman ZAR
100,000 per annum plus ZAR 25,000 per meeting, Audit
Committee Member ZAR 36,000 per annum plus ZAR 15,000
 per meeting, Remuneration Committee Chairman ZAR
50,000 per annum plus ZAR15 000 per meeting,
Remuneration Committee Member ZAR 15,000 per meeting,
 Nominations Committee Chairman ZAR 33, 000 per annum
 plus ZAR 11,000 per meeting, Nominations Committee
Member ZAR 11,000 per meeting, Acquisitions Committee
 Chairman ZAR 40,000 per annum plus ZAR 11,000 per
meeting, Acquisitions Committee Member ZAR 11,000 per
 meeting, Risk Committee Chairman ZAR 50,000 per
annum plus ZAR 15,000 per meeting, Risk Committee
Member ZAR11,000 per meeting, Transformation
Committee Chairman ZAR 15,000 per annum plus ZAR
11,000 per meeting, Transformation Committee Member
ZAR 11,000 per meeting; Other Services, to be
approved by the Chief Executive up to a maximum in
aggregate of ZAR 4 million per annum

PROPOSAL #3.: Re-appoint Deloitte and Touche as the                        ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #4.S.1: Authorize the Company or any of its                       ISSUER          YES          FOR               FOR
subsidiaries, by way of a general approval, to
acquire ordinary shares issued by the Company, in
terms of sections 85(2) and 85(3) of the Companies
Act, No 61 of 1973 [as amended] and in terms of the
rules and requirements of the JSE Limited [the JSE],
being that: any such acquisition of ordinary shares
shall be effected through the order book operated by
the JSE trading system and done without any prior
understanding or arrangement; [Authority expires
earlier of the Company's next AGM, or 15 months from
the date of passing of this Special Resolution Number
 1]; an announcement will be published as soon as the
 Company or any of its subsidiaries has acquired
ordinary shares constituting, on a cumulative basis
3% of the number of ordinary shares in issue prior to
 the acquisition pursuant to which the aforesaid 3%
threshold is reached, and for each 3% in aggregate
acquired thereafter, containing full details of such
acquisitions; acquisitions of shares in aggregate in
any 1 FY may not exceed 20% of the Company's ordinary
 issued share capital as at the date of passing of
this Special Resolution Number 1; in determining the
price at which ordinary shares issued by the Company
are acquired by it or any of its subsidiaries in
terms of this general authority, the maximum premium
at which such ordinary shares may be acquired will be
 10% of the weighted average of the market value at
which such ordinary shares are traded on the JSE over
 the 5 business days immediately preceding the date
of repurchase of such ordinary shares by the Company
or any of its subsidiaries; authorize the Company by
its Articles of Association; at any 1 point in time,
the Company may only appoint 1 agent to effect any
repurchase on the Company's behalf; the Company's
sponsor must confirm the adequacy of the Company's
working capital for purposes of undertaking the
repurchase of shares in writing to the JSE before
entering the market to proceed with the repurchase;
the Company remaining in compliance with the minimum
shareholder spread requirements of the JSE listing
requirements; and the Company and/or its subsidiaries
 not repurchasing any shares during a prohibited
period as defined by the JSE listing requirements ,
unless a repurchase programme is in place where dates
 and quantities of shares to be traded during the
prohibited period are fixed, and full details of the
programme have been disclosed in an announcement over
 SENS prior to the commencement of the prohibited
period: the reason for and effect of special
resolution number 1 is to grant the Company a general
 authority in terms of the Companies Act and the JSE
listing requirements for the repurchase by the
Company, or a subsidiary of the Company, of the
Company's shares

PROPOSAL #5.O.1: Authorize the Directors, to place 30                      ISSUER          YES          FOR               FOR
 million of the unissued shares of the Company under
the control of the Directors, subject to the
requirements of the JSE, to allot and issue up to 30
million shares in the authorized, but unissued share
capital of the Company at such times, at such prices
and for such purposes as they may determine, at their
 discretion, after setting aside so many shares as
may be required to be allotted and issued pursuant to
 the Company's Employee Share Option Scheme

PROPOSAL #5.O.2: Authorize the Directors, that                             ISSUER          YES          FOR               FOR
subject to the passing of Ordinary Resolution Number
1 and in terms of the JSE Listing Requirements, to
issue up to 30 million ordinary shares for cash,
representing a class of share already in issue or,
where this is not the case, must be limited to such
shares or rights that are convertible into a class
already in issue as and when suitable opportunities
arise, subject to the following conditions, inter
alia: [Authority expires earlier of the next AGM or
15 months from the date of this AGM]; that a press
announcement giving full details, including the
impact on net asset value and earnings per share,
will be published at the time of any issue
representing, on a cumulative basis within 1 year, 5%
 or more of the number of shares in issue prior to
the issue/s; that the shares must be issued to public
 shareholders and not to related parties; that any
issue in the aggregate in any 1 year shall not exceed
 30 million of shares of the Company's issued
ordinary share capital; and that, in determining the
price at which an issue of shares will be made in
terms of this authority, the maximum discount
permitted will be 10% of the weighted average traded
price of the shares over the 30 days prior to the
date that the price of the issue is determined or
agreed to by the Directors; in the event that shares
have not traded in the said 30 day period a ruling
will be obtained from the Committee of the JSE;
subject to the approval of the general authority
proposed in terms of this Ordinary Resolution Number
2, and in terms of the listings requirements,
shareholders by their approval of this resolution,
grant a waiver of any pre-emptive rights to which
ordinary shareholders may be entitled in favor of the
 Directors for the allotment and issue of ordinary
shares in the share capital of the Company for cash
other than in the normal course by way of a rights
offer or a claw back offer or pursuant to the
company's share schemes or acquisitions utilizing
such shares as currency to discharge the purchase
consideration, the proposed resolution to issue up to
 30 million ordinary shares represents approximately
9% of the issued share capital of the Company at the
date of this notice, the approval of a 75% majority
of the votes cast by shareholders present or
represented by proxy at the meeting is required for

PROPOSAL #5.O.3: Approve, that the Directors of the                        ISSUER          YES          FOR               FOR
Company shall be entitled to pay by way of a pro rata
 reduction of share capital or share premium, in lieu
 of a dividend, an amount equal to the amount which
the Directors of the Company would have declared and
paid out of profits in respect of the Company's
interim and final dividends for the FYE 30 JUN 2009;
in terms of paragraph 5.86 of the JSE listing
requirements, any general payment will not exceed 20%
 of the Company's issued share capital; [Authority
Expires earlier of the Company's next AGM or 15
months from the date of passing of this Ordinary
Resolution Number 3]; before entering the market to
effect the general repurchase [special resolution 1]
and also the general payment [ordinary resolution 3],
 the Directors, having considered the effects of the
repurchase of the maximum number of ordinary shares
in terms of the afore going general authority and the
 general payment, will ensure that for a period of 12
 months after the date of the notice of AGM; the
Company and the Group will be able, in the ordinary
course of business to pay its debts; the assets of
the Company and the Group, fairly valued in
accordance with international financial reporting
standards, will exceed the liabilities of the Company
 and the Group; and the Company and the Group's
ordinary share capital, reserves and working capital
will be adequate for ordinary business purposes

PROPOSAL #5.O.4: Approve, that the Bidvest                                 ISSUER          YES        AGAINST           AGAINST
Conditional Share Plan 2008 [the CSP Scheme], details
 of which are as specified; authorize the Directors
of the Company to take all such steps as may be
necessary for the establishment and carrying into
effect of the CSP Scheme, including the allotment and
 issue of ordinary shares in the capital of the
Company on the terms and conditions as specified in
the CSP Scheme, to participants of the CSP Scheme,
including Directors of the Company be and is hereby
approved; adopt, the reason for Ordinary Resolution
Number 4 is the Directors of the Company consider it
to be in the best interests of the Company that a new
 Share Incentive Scheme so as to ensure that
appropriate incentives are granted to employees of
the Company and its subsidiaries to encourage and
motivate continued growth and profitability within
the Company and to promote the retention of the
Company's employees approve the  75% majority of the
votes cast by shareholders present or represented by
proxy at the meeting is required for Ordinary
Resolution Number 4 to become effective

PROPOSAL #5.O.5: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company to create and issue convertible debentures or
 other convertible instruments in respect of
30,000,000 ordinary shares of 5 cents each in the
capital of the Company, subject to a conversion
premium of not less than 20% above the volume
weighted traded price of the shares in the Company
for the 3 trading days prior to pricing and to such
conversion and other terms as they may determine in
their sole and absolute discretion, but subject at
all times to the listings requirements, A 75%
majority of the votes cast by shareholders present or
 represented and voting at the general meeting will
be required in order for Ordinary Resolution Number 5
 to become effective; the specified information
appears in the annual report of which this notice
forms part, and is provided in terms of the JSE
listing requirements for purposes of the general
authority; at that time an announcement will be made
detailing the salient features of the capital
reduction and the Company's sponsor shall, prior to
the implementation of the reduction, provide the JSE
with the written working capital statement required

PROPOSAL #6.1: Re-elect Mr. B.L. Berson as a Director                      ISSUER          YES          FOR               FOR
 in terms of the Articles of the Association, who
retires by rotation

PROPOSAL #6.2: Re-elect Ms. L.G. Boyle as a Director                       ISSUER          YES          FOR               FOR
in terms of the Articles of the Association, who
retires by rotation

PROPOSAL #6.3: Re-elect Mr. A.A. Da Costa as a                             ISSUER          YES          FOR               FOR
Director in terms of the Articles of the Association,
 who retires by rotation

PROPOSAL #6.4: Re-elect Mr. A.W. Dawe as a Director                        ISSUER          YES          FOR               FOR
in terms of the Articles of the Association, who
retires by rotation

PROPOSAL #6.5: Re-elect Ms. M.B.N. Dube as a Director                      ISSUER          YES          FOR               FOR
 in terms of the Articles of the Association, who
retires by rotation

PROPOSAL #6.6: Re-elect Mr. N.G. Payne as a Director                       ISSUER          YES          FOR               FOR
in terms of the Articles of the Association, who
retires by rotation

PROPOSAL #6.7: Re-elect Mr. L.P. Ralphs as a Director                      ISSUER          YES          FOR               FOR
 in terms of the Articles of the Association, who
retires by rotation

PROPOSAL #6.8: Re-elect Adv FDP Tlakula as a Director                      ISSUER          YES        AGAINST           AGAINST
 in terms of the Articles of the Association, who
retires by rotation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BILLABONG INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Q1502G107
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mrs. Margaret Jackson, who                          ISSUER          YES          FOR               FOR
retires by rotation in accordance with the Article
6.3[b] of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Anthony Froggatt as a Non-                      ISSUER          YES          FOR               FOR
Executive Director, who retires in accordance with
Article 6.3[i] of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #4.: Approve and adopt the Executive                              ISSUER          YES          FOR               FOR
Performance and Retention plan, the terms and
conditions as specified, and the issue of equity
securities under the Executive Performance and
Retention Plan for all purposes, including ASX
Listing Rule 7.2, Exception 9

PROPOSAL #5.: Approve the grant of up to 629,007                           ISSUER          YES          FOR               FOR
options to Mr. Derek O'Neill pursuant to the
Billabong International Limited Executive Performance
 and Retention Plan and the issue of shares on the
exercise of those options for the purposes of ASX
Listing Rule 10.14

PROPOSAL #6.: Approve the grant of up to 524,170                           ISSUER          YES          FOR               FOR
options to Mr. Paul Naude pursuant to the Billabong
International Limited Executive Performance and
Retention Plan and the issue of shares on the
exercise of those options for the purposes of ASX
Listing Rule 10.14

PROPOSAL #7.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 to award up to 71,704 fully paid
ordinary shares, for no consideration, to Mr. Derek
O'Neill pursuant to the Billabong International
Limited Executive Performance share plan for the FYE
30 JUN 2009

PROPOSAL #8.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 to award up to 62,020 fully paid
ordinary shares, for no consideration, to Mr. Paul
Naude pursuant to the Billabong International Limited
 Executive Performance share plan for the FYE 30 JUN
2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BIOVAIL CORP
  TICKER:                N/A             CUSIP:     09067J109
  MEETING DATE:          8/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the following slate of Directors:                      ISSUER          YES          FOR               FOR
 Dr. Douglas J. P. Squires, Dr. Laurence E. Paul and
Messrs. Serge Gouin, David H. Laidley, J. Spencer
Lanthier, Mark Parrish, Robert N. Power, Lloyd M.
Segal, Michael R. Van Every and William M. Wells

PROPOSAL #2.: Re-appoint Ernst and Young LLP as the                        ISSUER          YES          FOR               FOR
Auditors, to hold office until the close of the next
AGM of common shareholders and authorize the Board of
 Directors of Biovail to fix the remuneration of the
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BIOVAIL CORP
  TICKER:                N/A             CUSIP:     09067J109
  MEETING DATE:          8/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES          FOR             AGAINST
DISSIDENTS SHAREHOLDERS' PROPOSAL: elect the
following Directors: Messrs. Bruce D. Brydon, Douglas
 N. Deeth, Joseph J. Krivulka, Vince M. Mazza,
William J. Menear, Robert A. Podruzny, Mark L.
Thompson, Liza A. Harridyal Sodha, Laurence Zeifman
and Dr. D. Lorne Tyrrell

PROPOSAL #2.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES          FOR             AGAINST
DISSIDENTS SHAREHOLDERS' PROPOSAL: re-appoint Ernest
&Young LLP, Chartered Accountants, as the Auditors,
to hold office until the close of the next AGM of
shareholders; and authorize the Board of Directors of
 Biovail to fix the remuneration of the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BKW FMB ENERGIE AG, BERN
  TICKER:                N/A             CUSIP:     H07815154
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BKW FMB ENERGIE AG, BERN
  TICKER:                N/A             CUSIP:     H07815154
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
accounts and accounts of the Group 2008, report of
the Auditors

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance profit

PROPOSAL #3.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Grant Discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #5.: Elect Mr. Hartmut Geldmacher as the                          ISSUER          YES        AGAINST           AGAINST
Supervisory Board

PROPOSAL #6.: Elect the Auditors                                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BLUE SQUARE - ISRAEL LTD
  TICKER:                N/A             CUSIP:     M20195109
  MEETING DATE:          3/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Messrs. David Alphandary and                        ISSUER          YES          FOR               FOR
Uzi Baram as the 'External Directors' to the
Company's Board of Directors, for an additional
period of 3 years, commencing on 15 MAR 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BLUESCOPE STL LTD
  TICKER:                N/A             CUSIP:     Q1415L102
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, financial                         ISSUER          NO           N/A               N/A
statements and the reports of the Directors and the
Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report [which is                      ISSUER          YES          FOR               FOR
 contained in the Directors' report] for the YE 30
JUN 2008

PROPOSAL #3.A: Re-elect Mr. Graham Kraehe as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Tan Yam Pin as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.C: Elect Mr. Doug Jukes as a Director,                         ISSUER          YES          FOR               FOR
who vacates office in accordance with the Company's
Constitution

PROPOSAL #4.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of ASX Listing Rule 10.14, the grant
of share rights to the Managing Director and Chief
Executive Officer, Mr. Paul O'Malley, under the Long
Term Incentive Plan as specified

PROPOSAL #5.: Approve to increase the total amount or                      ISSUER          YES          FOR               FOR
 value of the remuneration payable to Non-Executive
Directors for the purpose of rule 11.9 of the
Company's Constitution from a maximum amount of AUD
2,250,000 per annum [inclusive of superannuation
contributions] to a maximum amount of AUD 2,925,000
per annum [inclusive of superannuation contributions]

PROPOSAL #S.6: Approve to renew the proportional                           ISSUER          YES          FOR               FOR
takeover provisions in rules 6.12 to 6.16 [inclusive]
 of the Constitution for a period of 3 years
commencing immediately

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BM&F BOVESPA SA
  TICKER:                N/A             CUSIP:     P73232103
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Merger proposal by Bmef                          ISSUER          YES          FOR               FOR
Bovespa, of its subsidiaries Bolsa De Valores De Sao
Paulo S.A. Bvsp, a Company with its headquarters in
the city of Sao Paulo, state of Sao Paulo, at Rua XV
De Novembro, 275, with corporate taxpayer id number
CNPJ/MF 08695953000123 novab vsp, and companhia
brasileira de liquidacao e custodia, a Company with
its headquarters in the city of Sao Paulo, state of
Sao Paulo, at Rua XV de novembro, 275, with corporate
 taxpayer id number CNPJ/MF 60777661000150, cblc and,
 together with nova bvsp, merged Companies, in
accordance with the terms and conditions established
in the protocol and justification of merger signed by
 the administrators of Bmef Bovespa and the merged
Companies on 21 OCT 2008 protocol

PROPOSAL #2.: Ratify the appointment of                                    ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as Independent Auditors with
corporate taxpayer id number CNPJ/MF 615621120001 20,
 as the specialized Company responsible for the
valuation of the net worth of the merged Companies,
to be merged into Bmef Bovespa at their respective
book values, and for the preparation of the
corresponding valuation reports

PROPOSAL #3.: Approve the valuation reports                                ISSUER          YES          FOR               FOR

PROPOSAL #4.: Ratify the vote cast at the general                          ISSUER          YES          FOR               FOR
meetings of Nova Bvsp and Cblc in regard to the merger

PROPOSAL #5.: Approve the confirmation of a Member of                      ISSUER          YES          FOR               FOR
 the Board of Directors appointed in the manner
described in the Article 150 of Law number 6404/76

PROPOSAL #6.: Authorize the administrators of Bmef                         ISSUER          YES          FOR               FOR
Bovespa to do all the acts necessary for the
implementation and formalization of the merger

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FU
  TICKER:                N/A             CUSIP:     P73232103
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to examine, discuss and vote                         ISSUER          YES          FOR               FOR
the financial statements relating to FYE 31 DEC 2008

PROPOSAL #2.: Approve the destination of the YE                            ISSUER          YES          FOR               FOR
results of 2008

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Director's

PROPOSAL #4.: Approve to set the Board of Directors                        ISSUER          YES          FOR               FOR
and the Director's remuneration from the FY 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BM&F BOVESPA SA BOLSA DE VALORES, MERCADORIAS E FU
  TICKER:                N/A             CUSIP:     P73232103
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the way the Corporate name of the                      ISSUER          YES          FOR               FOR
 Company is written, with the expressions BMEF and Bo
 Vespa being written together, amendment of Article 1
 of the Bylaws

PROPOSAL #2.: Approve to update the statement of the                       ISSUER          YES          FOR               FOR
share capital and of the number of shares issued by
the Company, in accordance with the resolution of the
 Board of Directors in a meeting on 19 AUG 2008,
amendment of Article 5 of the Bylaws

PROPOSAL #3.: Approve to exclude the reference made                        ISSUER          YES          FOR               FOR
in Article 16, line G, to Bolsa DE Valores DE Sao
Paulo S.A. Bovespa because of the merger that took
place on 28 NOV 2008

PROPOSAL #4.: Approve to eliminate the requirement                         ISSUER          YES          FOR               FOR
for guiding the votes to be cast by the general
meeting of the Company in the Companies or
Associations in which it has an interest, deletion of

PROPOSAL #5.: Amend the requirement under which a                          ISSUER          YES          FOR               FOR
Member of the Board of Directors is considered to be
Independent as provided for in line B, Paragraph 6,
of Article 22, adjusting to 5% the maximum share
ownership interest in the Company

PROPOSAL #6.: Amend the Article 23 and its Paragraphs                      ISSUER          YES          FOR               FOR
 to provide that the governance and Nomination
Committee must advise the Board of Directors in
nominating names to join that body

PROPOSAL #7.: Approve to provide that the Chairperson                      ISSUER          YES          FOR               FOR
 may be called on to absent him or herself fro m the
meetings of the Board of Directors, amendment to
Paragraph 8 of Article 26

PROPOSAL #8.: Amend Article 27 to provide that the                         ISSUER          YES          FOR               FOR
appointment of a substitute, in the case of a vacancy
 in the position of a Member of the Board of
Directors, made by the remaining Members of the Board
 of Directors itself, will be subject to the advice
of the governance and Nomination Committee

PROPOSAL #9.: Approve to correct the typographical                         ISSUER          YES          FOR               FOR
error in Article 29, a line O of Chapteri Article 3,
to Article 3

PROPOSAL #10.: Approve to provide, in Article 29,                          ISSUER          YES          FOR               FOR
line U, for the possibility of the instatement, by
the Board of Directors, of working Groups to deal
with specific matters

PROPOSAL #11.: Approve to extinguish the Rules and                         ISSUER          YES          FOR               FOR
Regulatory Policies Committee, with amendments to
Articles 35 and 49

PROPOSAL #12.: Approve to adjust the manner of                             ISSUER          YES          FOR               FOR
replacing the Chairperson in case of absence,
impediment or leaving office Article 39

PROPOSAL #13.: Approve to change the names of the                          ISSUER          YES          FOR               FOR
Governance Committee, which will come to be called
the governance and Nomination Committee, and of the
Nomination and Compensation Committee , which will
come to be called the Compensation Committee, and
amend Article 45, lines B and C

PROPOSAL #14.: Approve to change the rules for the                         ISSUER          YES          FOR               FOR
composition, election process, term in office and
authority of the Audit Committee, of the governance
and Nomination Committee amendments to Articles 46,
47, 49 and 50

PROPOSAL #15.: Approve the exclusion of the                                ISSUER          YES          FOR               FOR
transitory provisions contained in Articles 81 to 85
of the Corporate Bylaws, the application of which was
 Limited to the period for the integration of the

PROPOSAL #16.: Approve to consolidate the Corporate                        ISSUER          YES          FOR               FOR
Bylaws to reflect the amendments mentioned above

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BNP PARIBAS
  TICKER:                N/A             CUSIP:     F1058Q238
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the contribution in kind of                          ISSUER          YES          FOR               FOR
98,529,695 Fortis Banque shares by SFPI

PROPOSAL #2.: Approve the contribution in kind of                          ISSUER          YES          FOR               FOR
263,586,083 Fortis Banque Luxembourg shares by Grand
Duchy of Luxembourg

PROPOSAL #3.: Grant authority to increase the capital                      ISSUER          YES          FOR               FOR
 of up to 10% of issued capital for future

PROPOSAL #4.: Grant authority for filing of required                       ISSUER          YES          FOR               FOR
documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BNP PARIBAS
  TICKER:                N/A             CUSIP:     F1058Q238
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Grant authority for the new class of                         ISSUER          YES          FOR               FOR
preferred stock [Class B] and amend Bylaws
accordingly, subject to approval of item 2

PROPOSAL #2.: Grant authority for the issuance of                          ISSUER          YES          FOR               FOR
preferred stock [Class B] in favor of societe de
Prise de participation de 1'Etat [SPPE] for up to
aggregate nominal amount of EUR 608,064,070, subject
to approval of item 1

PROPOSAL #3.: Approve the Employee Stock Purchase Plan                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Grant authority for the capitalization                       ISSUER          YES          FOR               FOR
of reserves of up to EUR 1 billion for bonus issue or
 increase in par value, subject to approval of items
1 and 2

PROPOSAL #5.: Grant authority for the filing of                            ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BNP PARIBAS
  TICKER:                N/A             CUSIP:     F1058Q238
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve to accept consolidated                              ISSUER          YES          FOR               FOR
financial statements and statutory reports

PROPOSAL #O.2: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 1.00 per Share

PROPOSAL #O.4: Approve the Auditors' Special report                        ISSUER          YES          FOR               FOR
regarding related-party transactions

PROPOSAL #O.5: Grant authority repurchase of up to                         ISSUER          YES          FOR               FOR
10% issued share capital

PROPOSAL #O.6: Re-elect Mr. Claude Bebear as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #O.7: Re-elect Mr. Jean-Louis Beffa as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.8: Re-elect Mr. Denis Kessler as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #O.9: Re-elect Mr. Laurence Parisot as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.10: Re-elect Mr. Michel Pebereau as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #E.11: Approve the contribution in kind of                        ISSUER          YES          FOR               FOR
98,529,695 Fortis Banque shares by Societe Federale
de Participations et d'Investissement [SFPI]

PROPOSAL #E.12: Approve the contribution in kind of                        ISSUER          YES          FOR               FOR
263,586,083 Fortis Banque Luxembourg shares by Grand
Duchy of Luxembourg

PROPOSAL #E.13: Grant authority the capital increase                       ISSUER          YES          FOR               FOR
of up to 10% of issued capital for future acquisitions

PROPOSAL #E.14: Approve the changes in the procedures                      ISSUER          YES          FOR               FOR
 for B shares-Corresponding amendments to the
Articles of Association

PROPOSAL #E.15: Approve to reduce the share capital                        ISSUER          YES          FOR               FOR
via cancellation of repurchased shares

PROPOSAL #E.16: Grant authority the filing of                              ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOC HONG KONG HLDGS LTD
  TICKER:                N/A             CUSIP:     Y0920U103
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
statement of accounts and the reports of the
Directors and the Auditors of the Company for the YE

PROPOSAL #2.A: Re-elect Mr. XIAO Gang as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #2.B: Re-elect Mr. LI Zaohang as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #2.C: Re-elect Mr. ZHOU Zaiqun as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #2.D: Re-elect Mr. KOH Beng Seng as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #2.E: Re-elect Mr. TUNG Savio Wai-Hok as a                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the Board
of Directors or a duly authorized Committee of the
Board to determine their remuneration

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          YES        AGAINST           AGAINST
allot, issue and deal with additional shares of the
Company, not exceeding 20% or, in the case of issue
of shares solely for cash and unrelated to any asset
acquisition, not exceeding 5% of the of the issued
share capital of the Company as at the date of
passing this Resolution

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
repurchase shares in the Company, not exceeding 10%
of the issued share capital of the Company as at the
date of passing this Resolution

PROPOSAL #6.: Approve, conditional on the passing of                       ISSUER          YES        AGAINST           AGAINST
Resolutions 4 and 5, to extend the general mandate
granted by Resolution 4 by adding thereto the shares
repurchased pursuant to the general mandate granted
by Resolution 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOE TECHNOLOGY GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y0920M119
  MEETING DATE:          8/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to adjust and change the use of                      ISSUER          YES        AGAINST           AGAINST
 partial raised proceeds

PROPOSAL #2.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOE TECHNOLOGY GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y0920M119
  MEETING DATE:          11/25/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the investment in the                                ISSUER          YES        ABSTAIN           AGAINST
construction of a project

PROPOSAL #2.: Approve the Company's qualification for                      ISSUER          YES        ABSTAIN           AGAINST
 Non-Public A-share Offering

PROPOSAL #3.: Approve the Company's Plan for Non-                          ISSUER          YES        ABSTAIN           AGAINST
Public A-share Offering

PROPOSAL #4.: Approve the signing of conditioned                           ISSUER          YES        ABSTAIN           AGAINST
share subscription agreement with strategic investors

PROPOSAL #5.: Approve the feasibility report on the                        ISSUER          YES        ABSTAIN           AGAINST
projects to be funded by raised proceeds

PROPOSAL #6.: Approve the statement on the use of                          ISSUER          YES        ABSTAIN           AGAINST
previous raised proceeds

PROPOSAL #7.: Approve the equity interest to be                            ISSUER          YES        ABSTAIN           AGAINST
entitled among all shareholders

PROPOSAL #8.: Authorize the Board for matters dealing                      ISSUER          YES        ABSTAIN           AGAINST
 with the above Non-Public Offering

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOE TECHNOLOGY GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y0920M119
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Independent Directors                              ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOE TECHNOLOGY GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y0920M119
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Director's

PROPOSAL #2.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #4.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report and 2009 Working Plan

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares (tax included): CNY
0.0000; 2) bonus issue from profit (share/10 shares):
 none; 3) bonus issue from capital reserve (share/10
shares): none

PROPOSAL #6.: Approve the Loan Quota                                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Elect the Board of Director's                                ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the 2009 continuing related                          ISSUER          YES          FOR               FOR
transactions

PROPOSAL #9.: Appoint the Company's Audit Firm                             ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the loan guarantee for a                            ISSUER          YES          FOR               FOR
subsidiary

PROPOSAL #11.: Amend the Companies Articles of                             ISSUER          YES          FOR               FOR
Association

PROPOSAL #12.: Approve the Restructuring Syndicate                         ISSUER          YES          FOR               FOR
Loan of a subsidiary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOLIDEN AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W17218103
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Open of the meeting                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Anders Ullberg as the                              ISSUER          YES          FOR               FOR
Chairman of meeting

PROPOSAL #3.: Approve list of shareholders                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the agenda of meeting                                ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve to designate the Inspector(s)                        ISSUER          YES          FOR               FOR
of minutes of the meeting

PROPOSAL #6.: Acknowledge the proper convening of the                      ISSUER          YES          FOR               FOR
 meeting

PROPOSAL #7.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports and the Auditor's report

PROPOSAL #8.: Receive the report on the work of the                        ISSUER          YES          FOR               FOR
Board and its Committees

PROPOSAL #9.: Receive the President's report                               ISSUER          YES          FOR               FOR

PROPOSAL #10.: Receive the report on the audit work                        ISSUER          YES          FOR               FOR
during 2008

PROPOSAL #11.: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #12.: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of SEK 1.00 per share

PROPOSAL #13.: Grant discharge to the Board and the                        ISSUER          YES          FOR               FOR
President

PROPOSAL #14.: Receive the Nominating Committee's                          ISSUER          YES          FOR               FOR
report

PROPOSAL #15.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Members as 8 without Deputy Members for the Board

PROPOSAL #16.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Directors in the amount of SEK 850,000 for the
Chairman, and SEK 325,000  for the other Directors
and the remuneration of Committee work

PROPOSAL #17.: Re-elect Merrs. Marie Berglund,                             ISSUER          YES          FOR               FOR
Staffan Bohman, Lennart Evrell, Ulla Litzen, Leif
Ronnback, Matti Sundberg, Anders Sundstrom, and
Anders Ullberg (Chair) as the Directors

PROPOSAL #18.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #19.: Ratify Ernst Young AB as the Auditors                       ISSUER          YES          FOR               FOR
until 2013 AGM

PROPOSAL #20.: Approve the Remuneration Policy and                         ISSUER          YES          FOR               FOR
other terms of employment for the Executive Management

PROPOSAL #21.: Elect Merrs. Anders Algotsson, Lars-                        ISSUER          YES          FOR               FOR
Erik Forsgardh, Asa Nisell, Carl Rosen and Anders
Ullberg as the Members of the Nominating Committee

PROPOSAL #22.: Close the meeting                                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOMBARDIER INC
  TICKER:                N/A             CUSIP:     097751101
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Laurent Beaudoin as a                             ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.2: Elect Mr. Pierre Beaudoin as a                              ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.3: Elect Mr. Andre Berard as a Director                        ISSUER          YES          FOR               FOR
of Bombardier Inc.

PROPOSAL #1.4: Elect Mr. J. R. Andre Bombardier as a                       ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.5: Elect Mrs. Janine Bombardier as a                           ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.6: Elect Mr. L. Denis Desautels as a                           ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.7: Elect Mr. Thierry Desmarest as a                            ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.8: Elect Mr. Jean-Louis Fontaine as a                          ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.9: Elect Mr. Daniel Johnson as a Director                      ISSUER          YES          FOR               FOR
 of Bombardier Inc.

PROPOSAL #1.10: Elect Mr. Jean C. Monty as a Director                      ISSUER          YES          FOR               FOR
 of Bombardier Inc.

PROPOSAL #1.11: Elect Mr. Carlos E. Represas as a                          ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.12: Elect Mr. Jean-Pierre Rosso as a                           ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.13: Elect Mr. Heinrich Weiss as a                              ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #2.: Appoint Ernst Young LLP, Chartered                           ISSUER          YES          FOR               FOR
Accountants, as the External Auditors of Bombardier
Inc. and authorize Directors of Bombardier Inc. to
fix their remuneration

PROPOSAL #3.1: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDER'S PROPOSAL: adopt a rule of governance
stipulating that the Compensation Policy of their
Executive Officers be submitted to a consultative
vote by the shareholders

PROPOSAL #3.2: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDER'S PROPOSAL: adopt a policy stipulating
that 50% of the new candidates nominated as the
Directors are women until parity between men and
women are achieved

PROPOSAL #3.3: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDER'S PROPOSAL: adopt the same policy on
independence for the Members of the Compensation
Committee and Outside Compensation Consultants as for
 the Members of the Audit Committee and the External
Auditors

PROPOSAL #3.4: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDER'S PROPOSAL: adopt a Governance Rule
limiting to 4, the number of Boards on which any of
its Directors may serve

PROPOSAL #4.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOMBARDIER INC
  TICKER:                N/A             CUSIP:     097751200
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Laurent Beaudoin as a                             ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.2: Elect Mr. Pierre Beaudoin as a                              ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.3: Elect Mr. Andre Berard as a Director                        ISSUER          YES          FOR               FOR
of Bombardier Inc.

PROPOSAL #1.4: Elect Mr. J. R. Andre Bombardier as a                       ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.5: Elect Mrs. Janine Bombardier as a                           ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.6: Elect Mr. L. Denis Desautels as a                           ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.7: Elect Mr. Thierry Desmarest as a                            ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.8: Elect Mr. Jean-Louis Fontaine as a                          ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.9: Elect Mr. Daniel Johnson as a Director                      ISSUER          YES          FOR               FOR
 of Bombardier Inc.

PROPOSAL #1.10: Elect Mr. Jean C. Monty as a Director                      ISSUER          YES          FOR               FOR
 of Bombardier Inc.

PROPOSAL #1.11: Elect Mr. Carlos E. Represas as a                          ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.12: Elect Mr. Jean-Pierre Rosso as a                           ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #1.13: Elect Mr. Heinrich Weiss as a                              ISSUER          YES          FOR               FOR
Director of Bombardier Inc.

PROPOSAL #2.: Appoint Ernst Young LLP, Chartered                           ISSUER          YES          FOR               FOR
Accountants, as the External Auditors of Bombardier
Inc. and authorize Directors of Bombardier Inc. to
fix their remuneration

PROPOSAL #3.1: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDER'S PROPOSAL: adopt a rule of governance
stipulating that the Compensation Policy of their
Executive Officers be submitted to a consultative
vote by the shareholders

PROPOSAL #3.2: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDER'S PROPOSAL: adopt a policy stipulating
that 50% of the new candidates nominated as the
Directors are women until parity between men and
women are achieved

PROPOSAL #3.3: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDER'S PROPOSAL: adopt the same policy on
independence for the Members of the Compensation
Committee and Outside Compensation Consultants as for
 the Members of the Audit Committee and the External
Auditors

PROPOSAL #3.4: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDER'S PROPOSAL: adopt a Governance Rule
limiting to 4, the number of Boards on which any of
its Directors may serve

PROPOSAL #4: Transact any other business                                   ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BORAL LTD NEW
  TICKER:                N/A             CUSIP:     Q16969109
  MEETING DATE:          10/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

PROPOSAL #2.: Elect Mr. Paul Rayner as a Director,                         ISSUER          YES          FOR               FOR
who retires

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOSCH CORPORATION
  TICKER:                N/A             CUSIP:     J0448M119
  MEETING DATE:          9/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #-: This is the Extraordinary Shareholders                        ISSUER          NO           N/A               N/A
Meeting to be voted on by Common shareholders Related
 to the Creation of the New Class Shares, and the
Class Stockholders Meeting to be voted by Common

PROPOSAL #1: Amend Articles to: Allow Board to                             ISSUER          YES          FOR               FOR
Authorize Use of Appropriation of Retained Earnings

PROPOSAL #2: Amend Articles to: Change Common Shares                       ISSUER          YES          FOR               FOR
into Conditional Ones, Mandatory Call Optinos,
allowing the Company to Purchase the Whole Own Shares
 by Resolution, etc.

PROPOSAL #3: Approve Purchase of Whole Own Shares                          ISSUER          YES          FOR               FOR
with Mandatory Call Options

PROPOSAL #C.1: Amend Articles to: Change Common                            ISSUER          YES          FOR               FOR
Shares into Conditional Ones, Mandatory Call Optinos,
 allowing the Company to Purchase the Whole Own
Shares by Resolution, Change Class A shares into
Common Shares, etc.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BOUYGUES, PARIS
  TICKER:                N/A             CUSIP:     F11487125
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve the accept consolidated                             ISSUER          YES          FOR               FOR
financial statements and statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 1.60 per share

PROPOSAL #O.4: Receive the Auditors special report                         ISSUER          YES        AGAINST           AGAINST
regarding related party transactions

PROPOSAL #O.5: Re-elect Mr. Martin Bouygues as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.6: Re-elect Mr. Francis Bouygues as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.7: Re-elect Mr. Pierre Barberis as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.8: Re-elect Mr. Francois Bertiere as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.9: Re-elect Mr. Georges Chodron De                             ISSUER          YES        AGAINST           AGAINST
Courcel as a Director

PROPOSAL #O.10: Re-appoint Ernst and Young audit as                        ISSUER          YES          FOR               FOR
the Auditor

PROPOSAL #O.11: Appoint Auditex as the Alternate                           ISSUER          YES          FOR               FOR
Autditor

PROPOSAL #O.12: Grant authority for the repurchase of                      ISSUER          YES        AGAINST           AGAINST
 up to 10% of issued share capital

PROPOSAL #E.13: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.14: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity linked securities with preemptive
rights up to aggregate nominal amount of EUR 150
million

PROPOSAL #E.15: Grant authority for the                                    ISSUER          YES          FOR               FOR
capitalization of reserves of up to EUR 4 billion for
 bond issue or increase in par value

PROPOSAL #E.16: Grant authority for the issuance of                        ISSUER          YES        AGAINST           AGAINST
equity or equity-linked securities without preemptive
 rights up to aggregate nominal amount of EUR 150
million

PROPOSAL #E.17: Authorize the Board to increase                            ISSUER          YES        AGAINST           AGAINST
capital in the event of additional demand related to
delegation submitted to shareholders vote under items
 14 and 16

PROPOSAL #E.18: Authorize the Board to set issue                           ISSUER          YES        AGAINST           AGAINST
price for 10% of issued capital per year pursuant to
issue authority without preemptive rights

PROPOSAL #E.19: Grant authority for the capital                            ISSUER          YES          FOR               FOR
increase up to 10% of issued capital for future
acquisitions

PROPOSAL #E.20: Grant authority for the capital                            ISSUER          YES        AGAINST           AGAINST
increase up to aggregate nominal amount of EUR 150
million for future exchange offers

PROPOSAL #E.21: Approve the employee Stock Purchase                        ISSUER          YES        AGAINST           AGAINST
Plan

PROPOSAL #E.22: Grant authority for the issuance of                        ISSUER          YES        AGAINST           AGAINST
equity upon conversion of a subsidiary equity-linked
securities up to EUR 150 million

PROPOSAL #E.23: Approve the issuance of securities                         ISSUER          YES          FOR               FOR
convertible into debt up to an aggregate amount of
EUR 5 billion

PROPOSAL #E.24: Authorize the Board to issue free                          ISSUER          YES        AGAINST           AGAINST
warrants with preemptive rights during a public
tender offer

PROPOSAL #E.25: Approve to allow the Board to use all                      ISSUER          YES        AGAINST           AGAINST
 outstanding capital authorizations in the event of a
 public tender

PROPOSAL #E.26: Grant authority for filing of                              ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BP P L C
  TICKER:                N/A             CUSIP:     G12793108
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the accounts for the YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. A. Burgmans  as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mrs. C. B. Carroll as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Sir William Castell  as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Mr. I. C. Conn  as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. G. David as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. E. B. Davis  as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect Mr. R. Dudley  as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-elect Mr. D. J. Flint as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #11.: Re-elect Dr. B. E. Grote  as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #12.: Re-elect Dr. A. B. Hayward   as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #13.: Re-elect Mr. A. G. Inglis  as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #14.: Re-elect Dr. D. S. Julius  as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #15.: Re-elect Sir Tom McKillop  as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #16.: Re-elect Sir Ian Prosser  as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #17.: Re-elect Mr. P. D. Sutherland as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #18.: Re-appoint Ernst & Young LLP as the                         ISSUER          YES          FOR               FOR
Auditors from the conclusion of this meeting until
the conclusion of the next general meeting before
which accounts are laid and to authorize the
Directors to fix the Auditors remuneration

PROPOSAL #S.19: Authorize the Company, in accordance                       ISSUER          YES          FOR               FOR
with Section 163[3] of the Companies Act 1985, to
make market purchases [Section 163[3]] with nominal
value of USD 0.25 each in the capital of the Company,
 at a minimum price of USD 0.25 and not more than 5%
above the average market value for such shares
derived from the London Stock Exchange Daily Official
 List, for the 5 business days preceding the date of
purchase; [Authority expires at the conclusion of the
 AGM of the Company in 2010 or 15 JUL 2010]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

PROPOSAL #20.: Authorize the Directors by the                              ISSUER          YES          FOR               FOR
Company's Articles of Association to allot relevant
securities up to an aggregate nominal amount equal to
 the Section 80 Amount of USD 1,561 million, ;
[Authority expires the earlier of the conclusion of
the next AGM in 2010 of the Company or 15 JUL 2010]

PROPOSAL #S.21: Authorize the Directors, pursuant to                       ISSUER          YES          FOR               FOR
Section 89 of the Companies Act 1985, to allot equity
 securities [Section 89] to the allotment of equity
securities: a) in connection with a rights issue; b)
up to an aggregate nominal amount of USD 234 million;
 [Authority expires the earlier of the conclusion of
the next AGM in 2010 of the Company or 15 JUL 2010];

PROPOSAL #S.22: Grant authority for the calling of                         ISSUER          YES          FOR               FOR
general meeting of the Company by notice of at least
14 clear days

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRADESPAR S A
  TICKER:                N/A             CUSIP:     P1808W104
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the proposal of the Company's                        ISSUER          NO           N/A               N/A
first issue of simple, non-convertible debentures for
 public distribution, comprised of up to 1 million
and 1,400,000 nominative book-entry debentures of the
 unsecured type, issued in a single tranche, with
unitary par value equivalent to one thousand
Brazilian reais, amounting to one billion, four
hundred million Brazilian reais, pursuant to the
terms and conditions set forth in the Private
Agreement for Deed in the primary public offering to
distribute simple, Non-Convertible, unsecured
debentures, with additional guarantee, in a single

PROPOSAL #II.: Confirm the authorization given by the                      ISSUER          NO           N/A               N/A
 Company's Board of Directors to: a) take all
necessary measures to carry out the Issue with public
 and private entities, including but not limited to
the measures to register the public distribution with
 the Brazilian Securities and Exchange Commission and
 other responsible agencies; b) hire financial
institutions that are part of the securities
distribution system and are authorized to render
services to structure and intermediate the Issue,
such as agent bank, custodial bank of Debentures,
organized over-the-counter market entities, stock
exchanges, Independent Auditors, attorneys, risk
rating agencies, advertisement agencies, regulatory
agencies and other institutions necessary to
implement the Issue; c) perform all acts and take any
 measures necessary to formalize, execute and manage
the resolutions made at this meeting, including but
not limited to the signature of and amendment to the
Deed, the Private Agreement of Coordination,
Placement and Public Distribution of Simple, Non-
Convertible, Unsecured Debentures with Additional
Guarantee under Firm Placement Commitment, Issued in
a Single Tranche by Bradespar S.A., as well as other
applicable agreements and Issue-related documents;
and d) ratify all Acts previously performed by the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRADESPAR SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P1808W104
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles                                           ISSUER          NO           N/A               N/A

PROPOSAL #2.: Transfer funds from one reserve account                      ISSUER          NO           N/A               N/A
 to another annual meeting agenda

PROPOSAL #3.: Accept financial statements and                              ISSUER          NO           N/A               N/A
statutory reports for FYE 31 DEC 2008

PROPOSAL #4.: Approve allocation of income and                             ISSUER          NO           N/A               N/A
dividends

PROPOSAL #5.: Elect the Directors                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Elect the Fiscal Council Members and                         ISSUER          YES        AGAINST           AGAINST
approve their remuneration

PROPOSAL #7.: Approve remuneration of Executive                            ISSUER          NO           N/A               N/A
Officers and Non-Executive Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRADFORD & BINGLEY PLC, BINGLEY WEST YORKSHIRE
  TICKER:                N/A             CUSIP:     G1288A101
  MEETING DATE:          7/7/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve ot increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company from GBP 220,500,000 to
GBP 411,317,312.25 by the creation of 763,269,249
ordinary shares of 25 pence each forming a single
class with the existing ordinary shares of 25 pence
each in the capital of the Company and authorize the
Directors of the Company, purpose to Section 80 of
the Companies Act 1985 [the Act], without prejudice
and in addition to the authority conferred by
resolution 12 passed at the Company's AGM held on 22
APR 2008, to exercise all the powers of the Company
to allot relevant securities [within the meaning of
that Section of the Act] up to an aggregate nominal
amount of GBP 190,817,312.25 and; [Authority expires
the earlier of the conclusion of the next AGM of the
Company in 2009 or 15 months]; and the Directors may
allot relevant securities after the expiry of this
authority in pursuance of such an offer or agreement

PROPOSAL #S.2: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
passing of resolution 1 and 3 and pursuant to Section
 95 of the Act, without prejudice and in addition to
the authority conferred by resolution 13 passed at
the Company's AGM held on 22 APR 2008, to allot
equity securities [Section 94(2) of the Act] for cash
 pursuant to the authority conferred by Resolution 1,
 disapplying the statutory pre-emption rights
[Section 89(1)], provided that this power is limited
to the allotment of up to 469,432,646 ordinary shares
 of 25 pence each in a connection with Rights Issue
[as specified]; [Authority expire upon the expiry of
the general authority conferred by resolution 1] and
the Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.3: Approve, subject to and conditional                         ISSUER          YES          FOR               FOR
upon the passing of resolution 1 and 2, the terms of
the TPG Investment as specified, including the issue
price of 55 pence per share which is a discount of
38% to the closing market price of 88.25 pence per
share on 30 MAY 2008 [the last trading day prior to
the Company's announcement on 02 JUN 2008] and
authorize the Directors pursuant to Section 95 of the
 Act, without prejudice and in addition to the
authority conferred by resolution 13 passed at the
Company's AGM held on 22 APR 2008, to allot equity
securities [Section 94(2) of the Act] for cash
pursuant to the authority conferred by Resolution 1
or, disapplying the statutory pre-emption rights
[Section 89(1)], provided that this power is limited
to the allotment of 293,836,603 ordinary shares of 25
 pence each in connection with the subscription for
such securities by TPG Omega Advisor V [Cayman], Inc.
 or by any other member of TPG [as specified] and;
[Authority expire upon the expiry of the general
authority conferred by resolution 1]

PROPOSAL #S.4: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to completion of the initial
Subscription by TPG as specified, and pursuant to
Section 95 of the Act to allot equity securities
[Section 94(2) of the Act] of the Company, for cash
pursuant to the authority conferred by Resolution 12
passed at the Company's AGM held on 22 APR 2008 and
without prejudice and in addition to the authority
conferred by resolution 13 passed at that meeting or,
 disapplying the statutory pre-emption rights
[Section 89(1)], provided that this power is limited
to the allotment of equity securities in favor of the
 holders of ordinary shares on the register of
members at such record date as the Directors of the
Company may determine where the equity securities
respectively attributable to the interests of the
shareholders are proportinate to the respective
numbers of ordinary shars held by them on any such
record dates, subject to such exclusions or other
arrangements as the directors of the Company may deem
 necessary or expedient ot deal with treasury shares,
 fractional entitlements or legal or practical
problems arising under the laws of any overseas
territory or the requirements of any regulatory body
or stock exchange or by virtue of shares being
represented by depositary receipts or any other
matter whatever; or up to an aggregate nominal value
of GBP 7,720,931 and; [Authority expire upon the
expiry of the general authority conferred by
resolution 12 passed at the Company's AGM held on 22
APR 2008]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #5.: Approve the authorized share capital of                      ISSUER          YES          FOR               FOR
 the Company be increased by the creation of an
additional 200,000,000 ordinary shares of 25 pence
each in the capital of the Company each forming a
single class with the existing ordinary shares of 25
pence each in the Company; and pursuant to Article
145 of the Company's Articles of Association upon the
 recommendation of the Directors of the Company, an
amount of up to GBP 50,000,000 [being part of the
sums Standing to the credit of the Company's share
premium account] be capitalized, being such amount as
 the Directors of the Company may determine for the
purposes of issuing new, ordinary shares instead of
paying an interim dividend in respect of the FYE 31
DEC 2008 and authorize the Directors of the Company
to apply such amount in paying up new ordinary shares
 and to allot such shares, credited as fully paid, to
 the holders of ordinary shares on the register on
such record date as the Directors of the Company may
determine with authority to deal with fractional
entitlements arising out of such allotment as they
think fit and authority to take all such other steps
as they may deem necessary or desirable to implement
such capitalization and allotment; and authorize the
Directors of the Company, purposes to Section 80 of
the Companies Act 1985 [the Act] to allot relevant
securities up to an aggregate nominal amount of GBP
50,000,000, provided that such authority shall be
limited to the allotment of relevant securities
[within the meaning of that Section of the Act]
pursuant to in connection with or for the purposes of
 the capitalization of reserves referred to this
resolution, and [Authority expire on 31 DEC 2008 and
the Directors may allot relevant securities after the
 expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRADFORD & BINGLEY PLC, BINGLEY WEST YORKSHIRE
  TICKER:                N/A             CUSIP:     G1288A101
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company from GBP 220,500,000 to
GBP 411,317,312.25 by the creation of 763,269,249
ordinary shares of 25 pence each forming a single
class with the existing ordinary shares of 25 pence
each in the capital of the Company and authorize the
Directors of the Company, purpose to Section 80 of
the Companies Act 1985 [the Act], without prejudice
and in addition to the authority conferred by
resolution 12 passed at the Company's AGM held on 22
APR 2008, to exercise all the powers of the Company
to allot relevant securities [within the meaning of
that Section of the Act] up to an aggregate nominal
amount of GBP 190,817,312.25; and [Authority expires
the earlier of the conclusion of the next AGM of the
Company in 2009 or 15 months]; and the Directors may
allot relevant securities after the expiry of this
authority in pursuance of such an offer or agreement

PROPOSAL #2.: Authorize the Directors, subject to                          ISSUER          NO           N/A               N/A
passing of resolution 1 and 3 and pursuant to Section
 95 of the Act, without prejudice and in addition to
the authority conferred by resolution 13 passed at
the Company's AGM held on 22 APR 2008, to allot
equity securities [Section 94(2) of the Act] for cash
 pursuant to the authority conferred by Resolution 1,
 disapplying the statutory pre-emption rights
[Section 89(1)], provided that this power is limited
to the allotment of up to 469,432,646 ordinary shares
 of 25 pence each in a connection with Rights Issue
[as specified]; [Authority expires the earlier of the
 conclusion of the next AGM of the Company in 2009 or
 15 months]; and the Directors may allot equity
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to
 such expiry

PROPOSAL #3.: Approve, subject to and conditional                          ISSUER          NO           N/A               N/A
upon the passing of resolution 1 and 2, the terms of
the TPG Investment as specified, including the issue
price of 55 pence per share which is a discount of
38% to the closing market price of 88.25 pence per
share on 30 MAY 2008 [the last trading day prior to
the Company's announcement on 02 JUN 2008] and
authorize the Directors pursuant to Section 95 of the
 Act, without prejudice and in addition to the
authority conferred by resolution 13 passed at the
Company's AGM held on 22 APR 2008, to allot equity
securities [Section 94(2) of the Act] for cash
pursuant to the authority conferred by Resolution 1
or, disapplying the statutory pre-emption rights
[Section 89(1)], provided that this power is limited
to the allotment of 293,836,603 ordinary shares of 25
 pence each in connection with the subscription for
such securities by TPG Omega Advisor V [Cayman], Inc.
 or by any other member of TPG [as specified] and;
[Authority expires the earlier of the conclusion of
the next AGM of the Company in 2009 or 15 months];

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          NO           N/A               N/A
 subject to completion of the initial Subscription by
 TPG as specified, and pursuant to Section 95 of the
Act to allot equity securities [Section 94(2) of the
Act] of the Company, for cash pursuant to the
authority conferred by Resolution 12 passed at the
Company's AGM held on 22 APR 2008 and without
prejudice and in addition to the authority conferred
by resolution 13 passed at that meeting or,
disapplying the statutory pre-emption rights [Section
 89(1)], provided that this power is limited to the
allotment of equity securities in favor of the
holders of ordinary shares on the register of members
 at such record date as the Directors of the Company
may determine where the equity securities
respectively attributable to the interests of the
shareholders are proportionate to the respective
numbers of ordinary shares held by them on any such
record dates, subject to such exclusions or other
arrangements as the directors of the Company may deem
 necessary or expedient to deal with treasury shares,
 fractional entitlements or legal or practical
problems arising under the laws of any overseas
territory or the requirements of any regulatory body
or stock exchange or by virtue of shares being
represented by depositary receipts or any other
matter whatever; or up to an aggregate nominal value
of GBP 7,720,931 and; [Authority expire upon the
expiry of the general authority conferred by
resolution 12 passed at the Company's AGM held on 22
APR 2008]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #5.: Approve the authorized share capital of                      ISSUER          YES          FOR               FOR
 the Company be increased by the creation of an
additional 200,000,000 ordinary shares of 25 pence
each in the capital of the Company each forming a
single class with the existing ordinary shares of 25
pence each in the Company; and pursuant to Article
145 of the Company's Articles of Association upon the
 recommendation of the Directors of the Company, an
amount of up to GBP 50,000,000 [being part of the
sums Standing to the credit of the Company's share
premium account] be capitalized, being such amount as
 the Directors of the Company may determine for the
purposes of issuing new, ordinary shares instead of
paying an interim dividend in respect of the FYE 31
DEC 2008 and authorize the Directors of the Company
to apply such amount in paying up new ordinary shares
 and to allot such shares, credited as fully paid, to
 the holders of ordinary shares on the register on
such record date as the Directors of the Company may
determine with authority to deal with fractional
entitlements arising out of such allotment as they
think fit and authority to take all such other steps
as they may deem necessary or desirable to implement
such capitalization and allotment; and authorize the
Directors of the Company, purposes to Section 80 of
the Companies Act 1985 [the Act] to allot relevant
securities up to an aggregate nominal amount of GBP
50,000,000, provided that such authority shall be
limited to the allotment of relevant securities
[within the meaning of that Section of the Act]
pursuant to in connection with or for the purposes of
 the capitalization of reserves referred to this
resolution, and [Authority expires on 31 DEC 2008]
and the Directors may allot relevant securities after
 the expiry of this authority in pursuance of such an
 offer or agreement made prior to such expiry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRAMBLES LTD, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q6634U106
  MEETING DATE:          11/25/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report,                                ISSUER          YES          FOR               FOR
Directors' report and Auditors' report for Brambles
for the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for                            ISSUER          YES          FOR               FOR
Brambles for the YE 30 JUN 2008

PROPOSAL #3.: Elect Ms. Mary Elizabeth Doherty as a                        ISSUER          YES          FOR               FOR
Director to the Board of Brambles

PROPOSAL #4.: Re-elect Mr. Anthony Grant Froggatt as                       ISSUER          YES          FOR               FOR
a Director to the Board of Brambles, who retires by
rotation

PROPOSAL #5.: Re-elect Mr. David Peter Gosnell as a                        ISSUER          YES          FOR               FOR
Director to the Board of Brambles, who retires by
rotation

PROPOSAL #6.: Re-elect Mr. Michael Francis Ihlein as                       ISSUER          YES          FOR               FOR
a Director to the Board to Brambles, who retires by
rotation

PROPOSAL #7.: Approve the Brambles Myshare plan, for                       ISSUER          YES          FOR               FOR
all purposes, including for the purpose of Australian
 Securities Exchange Listing Rule 7.2 exception 9,
the principal terms of which are as specified, and
the issue of shares under that plan

PROPOSAL #8.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of Australian Securities Exchange
Listing Rule 10.14, the participation by Mr. Michael
Francis Ihlein until 25 NOV 2011 in the Brambles
Myshare Plan in the manner as specified

PROPOSAL #9.: Approve, for all the purposes,                               ISSUER          YES          FOR               FOR
including for the purpose of Australian Securities
Exchange Listing Rule 10.14, the participation by Ms.
 Mary Elizabeth Doherty until 25 NOV 2011 in the
Brambles Myshare Plan in the manner as specified

PROPOSAL #10.: Approve, for all purposes including                         ISSUER          YES          FOR               FOR
for the purpose of Australian Securities Exchange
Listing Rule 7.2 exception 9, the Brambles 2006
performance share plan, as amended in the manner as
specified [the Amended Performance Share Plan] and
the issue of shares under the Amended Performance

PROPOSAL #11.: Approve, for all the purposes,                              ISSUER          YES          FOR               FOR
including for the purpose of Australian Securities
Exchange Listing Rule 10.14, the participation by Mr.
 Michael Francis Ihlein until 25 NOV 2011 in the
Amended Performance Share Plan in the manner as
specified

PROPOSAL #12.: Approve, for all the purposes,                              ISSUER          YES          FOR               FOR
including for the purpose of Australian Securities
Exchange Listing Rule 10.14, Ms. Mary Elizabeth
Doherty until 25 NOV 2011 in the Amended Performance
Share Plan in the manner as specified

PROPOSAL #S.13: Amend the Brambles Constitution as                         ISSUER          YES          FOR               FOR
specified

PROPOSAL #14.: Authorize the Brambles to conduct on                        ISSUER          YES          FOR               FOR
market buy backs of its shares in the 12 month period
 following the approval of this resolution, provided
that the total number of shares bought back on
market, during that period does not exceed
138,369,968, being 10% of the total shares on issue
Brambles as at 08 SEP 2008 and the purchase price
under any such on market buy back does not exceed the
 maximum set by Australian Securities Exchange

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRASIL TELECOM PARTICIPACOES S A
  TICKER:                N/A             CUSIP:     P18430168
  MEETING DATE:          2/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide concerning the                             ISSUER          YES        AGAINST           AGAINST
replacement of the Members of the Board of Directors
appointed by the controlling shareholders, with the
election of New Members to serve the remainder of the
 term in office

PROPOSAL #2.: Approve to decide concerning the                             ISSUER          YES        AGAINST           AGAINST
election of the Chairperson and of the Vice
Chairperson of the Board of Directors

PROPOSAL #3.: Approve to decide concerning the                             ISSUER          YES        AGAINST           AGAINST
replacement of the Members of the Fiscal Committee
appointed by the shareholders of common shares, with
the election of New Members to serve the remainder of
 the term in office

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRASIL TELECOM PARTICIPACOES S A
  TICKER:                N/A             CUSIP:     P18430168
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to set the total amount of                           ISSUER          YES          FOR               FOR
remuneration of the administrators of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRASIL TELECOM PARTICIPACOES S A
  TICKER:                N/A             CUSIP:     P18430168
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Director's accounts, to                          ISSUER          YES          FOR               FOR
examine, and approve the Board of Directors' report,
the Company's consolidated financial statements for
the FYE 31 DEC 2008

PROPOSAL #2.: Approve the allocation of the result of                      ISSUER          YES          FOR               FOR
 the FY, the distribution of dividends and the
payment of interest over capital

PROPOSAL #3.: Approve the capital budget for the year                      ISSUER          YES          FOR               FOR
 2009

PROPOSAL #4.: Elect the principal and substitute                           ISSUER          YES        AGAINST           AGAINST
Members of the fiscal Committee, and setting the
individual remuneration of its Members

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRASIL TELECOM S A
  TICKER:                N/A             CUSIP:     P18445158
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To take knowledge of the Director's                          ISSUER          NO           N/A               N/A
accounts, to examine, discuss and approve the Board
of Directors report, the Companies consolidated
financial statements for the FYE 31 DEC 2008

PROPOSAL #2.: To decide on the allocation of the                           ISSUER          NO           N/A               N/A
result of the FY, the distribution of dividends and
the payment of interest over capital

PROPOSAL #3.: To approve the proposal for the capital                      ISSUER          NO           N/A               N/A
 budget for the year 2009

PROPOSAL #4.: Elect the principal and substitute                           ISSUER          YES        AGAINST           AGAINST
Members of the fiscal Committee, setting the
individual remuneration of its Members

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRE BANK S.A., WARSZAWA
  TICKER:                N/A             CUSIP:     X0742L100
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Appoint the meeting's Chairman                               ISSUER          NO           N/A               N/A

PROPOSAL #3.: Appoint the Scrutiny Commission                              ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approve the speech of the Chairman of                        ISSUER          NO           N/A               N/A
the BRE Bank S.A

PROPOSAL #5.1: Approve the confirmation of the                             ISSUER          NO           N/A               N/A
appointment of Mr. Andre Carls as a Member of the
Supervisory Board

PROPOSAL #5.2: Approve to determine the Employee                           ISSUER          NO           N/A               N/A
Programme Rules by Bank S.A

PROPOSAL #5.3: Approve the issue of the Company's                          ISSUER          NO           N/A               N/A
bonds with the priority to subscribe the Company's
shares and exclusion of the preemptive rights of the
existing shareholders

PROPOSAL #5.4: Amend the Articles of Association                           ISSUER          NO           N/A               N/A

PROPOSAL #6.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRE BANK S.A., WARSZAWA
  TICKER:                N/A             CUSIP:     X0742L100
  MEETING DATE:          3/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairperson of the Meeting                         ISSUER          NO           N/A               N/A

PROPOSAL #3.: Elect the Vote Counting Committee                            ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approve the statement by the President                       ISSUER          NO           N/A               N/A
of the Management Board of BRE Bank SA, presentation
of the report by the Management Board on the business
 of BRE Bank SA and the financial statements of BRE
Bank SA for the FY 2008

PROPOSAL #5.: Approve the statement by the                                 ISSUER          NO           N/A               N/A
Chairperson of the Supervisory Board of BRE Bank SA
and presentation of the report of the Supervisory
Board and the present position of BRE Bank SA

PROPOSAL #6.: Approve to review the report of the                          ISSUER          NO           N/A               N/A
Management Board of BRE Bank SA, report of the
Supervisory Board of BRE Bank SA and financial
statements of BRE Bank SA for 2008

PROPOSAL #7.: Approve to review the consolidated                           ISSUER          NO           N/A               N/A
financial statements of the Capital Group of the BRE
Bank SA for 2008

PROPOSAL #8.1: Approve the report of the Management                        ISSUER          NO           N/A               N/A
Board of BRE Bank SA and the financial statements of
BRE Bank SA for 2008

PROPOSAL #8.2: Approve to distribute the 2008 profit                       ISSUER          NO           N/A               N/A

PROPOSAL #8.3: Grant discharge of duties for Members                       ISSUER          NO           N/A               N/A
of the Management Board of BRE Bank SA

PROPOSAL #8.4: Grant discharge of duties for Members                       ISSUER          NO           N/A               N/A
of the Management Board of BRE Bank SA

PROPOSAL #8.5: Grant discharge of duties for Members                       ISSUER          NO           N/A               N/A
of the Management Board of BRE Bank SA

PROPOSAL #8.6: Grant discharge of duties for Members                       ISSUER          NO           N/A               N/A
of the Management Board of BRE Bank SA

PROPOSAL #8.7: Grant discharge of duties for Members                       ISSUER          NO           N/A               N/A
of the Management Board of BRE Bank SA

PROPOSAL #8.8: Grant discharge of duties for Members                       ISSUER          NO           N/A               N/A
of the Management Board of BRE Bank SA

PROPOSAL #8.9: Grant discharge of duties for Members                       ISSUER          NO           N/A               N/A
of the Management Board of BRE Bank SA

PROPOSAL #8.10: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Management Board of BRE Bank SA

PROPOSAL #8.11: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Management Board of BRE Bank SA

PROPOSAL #8.12: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Management Board of BRE Bank SA

PROPOSAL #8.13: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Management Board of BRE Bank SA

PROPOSAL #8.14: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Management Board of BRE Bank SA

PROPOSAL #8.15: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.16: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.17: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.18: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.19: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.20: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.21: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.22: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.23: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.24: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.25: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.26: Grant discharge of duties for Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board of BRE Bank SA

PROPOSAL #8.27: Approve the consolidated financial                         ISSUER          NO           N/A               N/A
statements of the Capital Group of BRE Bank for 2008

PROPOSAL #8.28: Amend the By laws of BRE Bank SA                           ISSUER          NO           N/A               N/A

PROPOSAL #8.29: Approve to determine the number of                         ISSUER          NO           N/A               N/A
Members of the Supervisory Board of BRE Bank SA

PROPOSAL #8.30: Appoint a Member of the Supervisory                        ISSUER          NO           N/A               N/A
Board of BRE Bank SA

PROPOSAL #8.31: Appoint an Auditor to audit the                            ISSUER          NO           N/A               N/A
financial statements of BRE Bank SA and the BRE Bank
Capital Group for 2009

PROPOSAL #9.: Closing of the Meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRIDGESTONE CORPORATION
  TICKER:                N/A             CUSIP:     J04578126
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES          FOR               FOR
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7: Authorize Use of Compensation-based                           ISSUER          YES          FOR               FOR
Stock Options to Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD
  TICKER:                N/A             CUSIP:     G1368B102
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to cancel, the outstanding                           ISSUER          YES          FOR               FOR
options to subscribe for 92,125,000 shares at par
value of USD 0.01 each of the Company which have been
 granted but not exercised as at the date of the
passing of this resolution, pursuant to the Share
Option Scheme of the Company adopted on 28 JUN 2002
and authorize the Directors of the Company to do all
such acts, execute all such documents and deeds as
they in their discretion consider necessary or
desirable to give effect to the foregoing

PROPOSAL #2.: Approve and adopt, conditional upon the                      ISSUER          YES        AGAINST           AGAINST
 Listing Committee of The Stock Exchange of Hong Kong
 Limited [the Stock Exchange] approving the Share
Option Scheme [as specified] [the New Share Option
Scheme] and any options which may be granted
thereunder and granting approval for listing of, and
permission to deal in, the shares at par value of USD
 0.01 each in the capital of the Company [the Shares]
 which may fall to be issued pursuant to the New
Share Option Scheme, the New Share Option Scheme, by
the Company and with effect from the date of the New
Share Option Scheme becoming unconditional and
effective, to terminate the existing Share Option
Scheme of the Company which was adopted by the
Company on 28 JUN 2002, therefrom and authorize the
Directors of the Company [the Directors] to allot and
 issue Shares pursuant to the exercise of any options
 which may fall to be granted under the New Share
Option Scheme, and that to the extent permissible
under the bye-laws of the Company, the Rules
Governing the Listing of Securities on the Stock
Exchange and the rules of the New Share Option
Scheme, the Directors may vote in respect of any
resolution(s) under or affecting the New Share Option
 Scheme [including the granting of options thereunder
 or approving the allotment and issue of Shares upon
exercise of options thereunder] notwithstanding any

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD
  TICKER:                N/A             CUSIP:     G1368B102
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.a: Approve and ratify the entering into                        ISSUER          YES          FOR               FOR
the Framework Agreements dated 19 NOV 2008 [the
Framework Agreements] [as specified] in respect of
the continuing connected transactions to be entered
into between the Company and its subsidiaries on the
one part and [Shenyang JinBei Automotive Company
Limited] [JinBei] and its subsidiaries and associated
 Companies on the other part for the 3 FYE 31 DEC
2011 [the Continuing Connected Transactions] as
specified in the paragraph headed the Continuing
Connected Transactions in the Letter from the Board
contained in a circular issued by the Company dated
10 DEC 2008 [the Circular], as specified and ratify
the entering into the Continuing Connected
Transactions pursuant to the Framework Agreements;
and authorize the Directors of the Company to take
such actions and to enter into such documents as are
necessary to give effect to the Continuing Connected
Transactions contemplated under the Framework

PROPOSAL #1.b: Approve the maximum annual monetary                         ISSUER          YES          FOR               FOR
value of the Continuing Connected Transactions
contemplated under the Framework Agreements for each
of the 3 FYE 31 DEC 2011 as specified in the
paragraph headed Proposed Caps and Historical Figures
 - Proposed Caps in the letter from the Board
contained in the Circular

PROPOSAL #2.a: Approve and ratify the entering into                        ISSUER          YES          FOR               FOR
the Regional Agent Agreement dated 19 NOV 2008 [the
Regional Agent Agreement] [as specified] in respect
of the continuing connected transaction to be entered
 into between [Shenyang Brilliance JinBei Automobile
Co., Ltd] and [Liaoning Zheng Guo Investment
Development Company Limited] for the 3 FYE 31 DEC
2011 as specified in the paragraph headed the
Continuing Connected Transactions in the Letter from
the Board contained in the Circular and the entering
into the continuing connected transaction pursuant to
 the Regional Agent Agreement; and authorize the
Directors of the Company to take such actions and to
enter into such documents as are necessary to give
effect to the continuing connected transaction
contemplated under the Regional Agent Agreement

PROPOSAL #2.b: Approve the maximum annual monetary                         ISSUER          YES          FOR               FOR
value of the continuing connected transaction
contemplated under the Regional Agent Agreement for
each of the 3 FYE 31 DEC 2011 as specified in the
paragraph headed Proposed Caps and Historical Figures
 - Proposed Caps in the Letter from the Board
contained in the Circular

PROPOSAL #3.: Approve and ratify the entering into                         ISSUER          YES          FOR               FOR
the Cross Guarantees Agreement dated 19 NOV 2008
between [Shenyang Xing Yuan Dong Automobile Component
 Co., Ltd] [Xing Yuan Dong] and JinBei in relation to
 the provision of cross guarantees by each of Xing
Yuan Dong and JinBei [and its subsidiaries] for the
banking facilities of the other party up to the
amount of RMB 500 million for a period of one year
commencing from 01 JAN 2009 to 31 DEC 2009 [as
specified] and authorize the Directors of the Company
 to take such actions and to enter into such
documents as are necessary to give effect to the
Cross Guarantees Agreement

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  ISSUER:                BRILLIANCE CHINA AUTOMOTIVE  HLDGS LTD
  TICKER:                N/A             CUSIP:     G1368B102
  MEETING DATE:          1/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Approve and ratify, the entering into                       ISSUER          YES          FOR               FOR
of the subscription agreement dated 01 DEC 2008 [the
Subscription Agreement] [as specified] between the
Company and Huachen Automotive Group Holdings Company
 Limited [Huachen] in relation to the subscription of
 1,313,953,488 new shares [the Subscription Shares]
at par value of USD 0.01 each in the capital of the
Company by Huachen at the price of HKD 0.43 each
Subscription Share [the Subscription]; and authorize
the Directors of the Company to take such actions and
 to enter into such documents as are necessary to
give full effect to the Subscription contemplated
under the Subscription Agreement

PROPOSAL #1.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the Listing Committee of the
Stock Exchange of Hong Kong Limited granting the
listing of and permission to deal in, the
Subscription Shares, to issue and allot the
Subscription Shares to Huachen at completion of the

PROPOSAL #2.: Approve, subject to the Executive                            ISSUER          YES          FOR               FOR
Director of the Corporate Finance Division of the
Securities and Futures Commission of Hong Kong or any
 of his delegates [Executive] granting to Huachen [as
 specified] and parties acting in concert with it the
 waiver pursuant to Note 1 on dispensations from Rule
 26 of the Hong Kong Code on Takeovers and Mergers,
in respect of the obligations of Huachen and parties
acting in concert with it to make a mandatory general
 offer for all the securities of the Company other
than those already owned by Huachen and parties
acting in concert with it, which would otherwise
arise as a result of the issue and allotment of the
Subscription Shares [as specified] under the
Subscription Agreement [as specified] [Whitewash
Waiver] and the satisfaction of any conditions[s]
attached to the Whitewash Waiver imposed by the

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  ISSUER:                BRISA AUTO ESTRADAS DE PORTUGAL SA, SAO DOMINGOS D
  TICKER:                N/A             CUSIP:     X07448107
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to deliberate on the management                      ISSUER          NO           N/A               N/A
 report and accounts relating to 2008

PROPOSAL #2.: Approve to deliberate on the                                 ISSUER          NO           N/A               N/A
consolidated management report and consolidated
accounts relating to 2008

PROPOSAL #3.: Approve to deliberate on the proposal                        ISSUER          NO           N/A               N/A
for the appropriation of net profit and reserves
distribution relating to 2008

PROPOSAL #4.: Approve to appraise, in general terms,                       ISSUER          NO           N/A               N/A
the Company's management and control during 2008

PROPOSAL #5.: Approve to deliberate on the purchase                        ISSUER          NO           N/A               N/A
and sale of own shares

PROPOSAL #6.: Approve to appraise the statement of                         ISSUER          NO           N/A               N/A
the Remuneration Committee on the remuneration policy
 of the management and audit bodies

PROPOSAL #7.: Approve to appraise the statement of                         ISSUER          NO           N/A               N/A
the Board of Directors on the criteria and main
parameters guiding the performance appraisal of the

PROPOSAL #8.: Ratify the designation of the President                      ISSUER          NO           N/A               N/A
 of the Audit Board and the election of an alternate
member for the current term

PROPOSAL #9.: Approve to appraise of the 2008                              ISSUER          NO           N/A               N/A
sustainability report

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  ISSUER:                BRITISH AIRWAYS PLC, HARMONDSWORTH
  TICKER:                N/A             CUSIP:     G14980109
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Receive the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare a Dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Willie Walsh                                    ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Maarten Van Den Bergh                           ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Baroness Kingsmill                              ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Ken Smart                                       ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Baroness Symons                                 ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint the Auditor                                       ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the remuneration of the Auditor                     ISSUER          YES          FOR               FOR

PROPOSAL #11.: Approve the EU political expenditure                        ISSUER          YES          FOR               FOR

PROPOSAL #12.: Approve the allotment of Shares                             ISSUER          YES          FOR               FOR

PROPOSAL #S.13: Approve the disapplication of Pre-                         ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.14: Approve the purchase of own shares                         ISSUER          YES          FOR               FOR

PROPOSAL #S.15: Adopt New Articles                                         ISSUER          YES          FOR               FOR

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  ISSUER:                BRITISH AMERICAN TOBACCO (MALAYSIA) BHD
  TICKER:                N/A             CUSIP:     Y0971P110
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the FYE 31 DEC 2008 and the reports of
 the Directors and the Auditors thereon

PROPOSAL #2.: Approve to sanction the declaration and                      ISSUER          YES          FOR               FOR
 payment of a final dividend

PROPOSAL #3.: Re-elect Mr. Datuk Oh Chong Peng as a                        ISSUER          YES          FOR               FOR
Director of the Company who retires by rotation, in
accordance with the Articles 97[1] and [2] of the
Company's Articles of the Association

PROPOSAL #4.: Re-elect Mr. Jack Marie Henry David                          ISSUER          YES        AGAINST           AGAINST
Bowles as a Director of the Company who retires by
rotation, in accordance with the Articles 97[1] and
[2] of the Company's Articles of the Association

PROPOSAL #5.: Re-appoint Dato' Ahmad Johari Bin Tun                        ISSUER          YES          FOR               FOR
Abdul Razak as a Director of the Company who retires
in accordance with the Articles 103 of the Company's
Articles of the Association

PROPOSAL #6.: Re-appoint Mr. William Toh Ah Wah as a                       ISSUER          YES          FOR               FOR
Director of the Company who retires in accordance
with the Articles 103 of the Company's Articles of
the Association

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #8.: Approve, subject to the provisions of                        ISSUER          YES          FOR               FOR
the Listing Requirements of Bursa Malaysia Securities
 Berhad, to the Company and/or its subsidiaries
[British American Tobacco Malaysia Group] to enter
into and give effect to recurrent transactions of a
revenue or trading nature [Recurrent RPTs] of British
 American Tobacco Malaysia Group with Related Parties
 [as defined in the Listing Requirements of Bursa
Malaysia Securities Berhad] as specified in paragraph
 2.2 of the Circular to Shareholder dated 23 MAR 2009
 which are necessary for the British American Tobacco
 Malaysia Group's day to day operations, provided
that: [i] the transactions are in the ordinary course
 of business and on normal commercial terms which are
 not more favorable to the related parties than those
 generally available to the public and are not to the
 public and are not to the detriment of the minority
shareholders of the Company; and ; [ii] disclosure of
 the aggregated conducted during a FY will be made in
 the annual report for the said FY; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company following the AGM or the expiration
of the period within which the next AGM of the
Company after the forthcoming AGM is required to be
held pursuant to Section 143[1] of the Companies Act
1965 [but shall not extend to such extension as may
be allowed pursuant to Section 143[2] of the
Companies Act, 1965]; and authorize the Directors of
the Company and/or its subsidiaries to complete and
do all such acts and things as they may consider
expedient or necessary in the best interest of the
Company [including executing all such documents as
may be required] to give effect to the transactions
as authorized by this Ordinary Resolutions

PROPOSAL #9.: Re-appoint Mr. Tan Sri Abu Talib bin                         ISSUER          YES          FOR               FOR
Othman as a Director of the Company, who retires
pursuant to Section 192[2] of the Act, to hold Office
 until the conclusion of the next AGM of the Company

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  ISSUER:                BRITISH AMERN TOB PLC
  TICKER:                N/A             CUSIP:     G1510J102
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the receipt of the 2008 report                         ISSUER          YES          FOR               FOR
and accounts

PROPOSAL #2.: Approve the 2008 remuneration report                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare a final dividend for 2008                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint the Auditors                                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
Auditors remuneration

PROPOSAL #6.1: Re-appoint Mr. Paul Adams as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.2: Re-appoint Mr. Jan Du Plessis as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.3: Re-appoint Mr. Robert Lerwill as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.4: Re-appoint Sir Nicholas Scheele as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Re-appoint Mr. Gerry Murphy as a                             ISSUER          YES          FOR               FOR
Director since the last AGM

PROPOSAL #8.: Approve to renew the Directors                               ISSUER          YES          FOR               FOR
authority to allot shares

PROPOSAL #S.9: Approve to renew the Directors                              ISSUER          YES          FOR               FOR
authority to disapply pre-emption rights

PROPOSAL #S.10: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 own shares

PROPOSAL #11.: Grant authority to make donations to                        ISSUER          YES          FOR               FOR
political organizations and to incur political
expenditure

PROPOSAL #S.12: Approve the notice period for general                      ISSUER          YES          FOR               FOR
 meetings

PROPOSAL #S.13: Adopt the new Article of Associations                      ISSUER          YES          FOR               FOR

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  ISSUER:                BRITISH ENERGY GROUP PLC, LIVINGSTON
  TICKER:                N/A             CUSIP:     G1531P152
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Annual report                                    ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint Mr. Robert Walvis as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Ian Harley as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Mr. David Pryde as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint Mr. Adrian Montague as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
Auditor

PROPOSAL #7.: Authorize the Audit Committee to set                         ISSUER          YES          FOR               FOR
the fees paid to the Auditor

PROPOSAL #8.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the remuneration Committee                           ISSUER          YES          FOR               FOR
report
PROPOSAL #s.10: Adopt the New Articles of Association                      ISSUER          YES          FOR               FOR
 of British Energy Group Plc with effect from the end
 of the AGM

PROPOSAL #s.11: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
shares
PROPOSAL #s.12: Authorize the Directors to disapply                        ISSUER          YES          FOR               FOR
pre-emption rights

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  ISSUER:                BRITISH LAND CO PLC R.E.I.T., LONDON
  TICKER:                N/A             CUSIP:     G15540118
  MEETING DATE:          7/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the audited accounts for the YE 31 MAR 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
MAR 2008

PROPOSAL #3.: Re-elect Mr. Stephen Hester as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.: Re-elect Mr. Graham Roberts as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors

PROPOSAL #6.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #7.: Approve the remuneration report, as                          ISSUER          YES          FOR               FOR
specified

PROPOSAL #8.: Approve to renew the Directors'                              ISSUER          YES          FOR               FOR
authority to allot unissued share capital or
convertible securities of the Company, granted by
shareholders on 13 JUL 2007 pursuant to Section 80 of
 the Companies Act 1985

PROPOSAL #s.9: Approve to waive the pre-emption                            ISSUER          YES          FOR               FOR
rights held by existing shareholders which attach to
future issues of equity securities of Company for
cash by virtue of Section 89 of the Companies Act 1985

PROPOSAL #s.10: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 own shares pursuant to the Articles of Association
of the Company and in accordance with Section 166 of
the Companies Act 1985

PROPOSAL #s.11: Amend Articles of Association as a                         ISSUER          YES          FOR               FOR
consequence of the Companies Act 2006

PROPOSAL #S.12: Amend Articles of Association,                             ISSUER          YES          FOR               FOR
conditional upon special resolution 11 and the coming
 into force of Section 175 of the Companies Act 2006
[expected to be 01 OCT 2008] and pursuant to special
resolution 11 and authorize the Directors to approve
direct or indirect interests that conflict, or may
conflict, with the Company's interest

PROPOSAL #13.: Approve the The British Land Company                        ISSUER          YES          FOR               FOR
Fund Managers' Performance Plan

PROPOSAL #14.: Approve, conditional upon the passing                       ISSUER          YES          FOR               FOR
of resolution 13, the operation of the The British
Land Company Fund Managers' Performance plan, as
amended, with effect from the start of the FY
commencing 01 APR 2007

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  ISSUER:                BRITISH LAND CO PLC R.E.I.T., LONDON
  TICKER:                N/A             CUSIP:     G15540118
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to Resolutions 2 and 3                      ISSUER          YES          FOR               FOR
 being passed, to increase the authorized share
capital of the Company from 800,000,000 to
887,000,000 by the creation of an additional
87,000,000 ordinary shares of 25 pence each in the
capital of the Company having the rights and
privileges and being subject to the restrictions
contained in the Articles of Association of the
Company and ranking pari passu in all respects with
the existing ordinary shares of 25 pence each in the

PROPOSAL #2.: Authorize the Directors, subject to                          ISSUER          YES          FOR               FOR
Resolutions 1 and 3 being passed, to allot relevant
securities [as specified in the Companies Act 1985],
up to an aggregate nominal amount of GBP 85,218,397
[equivalent to 340,873,589 ordinary shares of 25
pence each in the capital of the Company] in
connection with the rights issue [as specified]; and
up to an aggregate nominal amount GBP 71,015,330
[equivalent to 284,061,323 ordinary shares of 25
pence each in the capital of the Company]; [Authority
 expires at until the end of the next AGM of the
Company] and the Board may allot relevant securities
after the expiry of this authority in pursuance of
such an offer or agreement made prior to such expiry

PROPOSAL #S.3: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
Resolutions 1 and 2 being passed, to allot equity
securities [as specified in the Companies Act 1985]
for cash under the authority given by the preceding
Resolution, free of the restriction in Section 89(1)
of the Companies Act 1985, such power is limited to
the allotment of equity securities: [a] in connection
 with the rights issue [as specified] and the
Directors are directed to implement the rights issue
on the basis as specified and generally and
unconditionally to exercise all the powers of the
Company to the extent the Directors determine
necessary to implement the rights issue; and [b]
otherwise than in connection with the rights issue
[as specified], up to an aggregate nominal amount of
GBP 10,793,127 [equivalent to 43,172,510 ordinary
shares of 25 pence each in the capital of the
Company]; [Authority expires at until the end of the
next AGM of the Company], and the Board may allot
equity securities after the expiry of this authority
in pursuance of such an offer or agreement made prior

PROPOSAL #S.4: Authorize the Directors, to offer any                       ISSUER          YES          FOR               FOR
holders of ordinary shares of 25 pence each in the
capital of the Company the right to elect to receive
ordinary shares of 25 pence each in the capital of
the Company, credited as fully paid, instead of cash
in respect of the whole [or some part, to be
determined by the Directors] of any dividend declared
 during the period starting the date of this
Resolution and ending at the beginning of the 5th AGM
 of the Company next following the date of this
Resolution and shall be permitted to do all acts and
things required or permitted to be done in Article
154 of the Articles of Association of the Company,
and the number of new ordinary shares of 25 pence
each in the capital of the Company that are received
instead of cash in respect of the whole [or some
part, to be determined by the Directors] of any
dividend may be such that their relevant value
exceeds such cash amount [disregarding any tax
credit] of the dividend that such holders of ordinary
 shares of 25 pence each in the capital of the
Company elect to forgo by up to 5% for these purposes
 the relevant value has the same meaning and is
calculated in the same manner as in Article 154(B) of
 the Articles of Association of the Company;
[Authority expires at a period of 5 years from the

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  ISSUER:                BRITISH SKY BROADCASTING GROUP PLC
  TICKER:                N/A             CUSIP:     G15632105
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
the YE 30 JUN 2008, together with the report of the
Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend for the YE 30                       ISSUER          YES          FOR               FOR
JUN 2008

PROPOSAL #3.: Re-appoint Mr. Andrew Griffith as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint Mr. Daniel Rimer as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-appoint Mr. David Evans as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Mr. Allan Leighton as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Re-appoint Mr. James Murdoch as a                            ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #8.: Re-appoint Mr. Lord Wilson of Dinton as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #9.: Re-appoint Mr. David F. Devoe as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #10.: Re-appoint Mr. Arthur Siskind as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #11.: Re-appoint Deloitte & Touche LLP as                         ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to agree their remuneration

PROPOSAL #12.: Approve the report on Directors                             ISSUER          YES          FOR               FOR
remuneration for the YE 30 JUN 2008

PROPOSAL #13.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
subsidiaries to make political donations and incur
political expenditure

PROPOSAL #14.: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
shares under Section 80 of the Companies Act 1985

PROPOSAL #S.15: Approve to disapply Statutory Pre-                         ISSUER          YES          FOR               FOR
Emption Rights

PROPOSAL #16.: Approve to increase the maximum                             ISSUER          YES          FOR               FOR
aggregate fees permitted to be paid to Non-Executive
Directors for their services in the office of Director

PROPOSAL #S.17: Approve and adopt new Articles of                          ISSUER          YES          FOR               FOR
Association

PROPOSAL #18.: Approve the 2008 Long-Term Incentive                        ISSUER          YES          FOR               FOR
Plan

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  ISSUER:                BROOKFIELD ASSET MANAGEMENT INC
  TICKER:                N/A             CUSIP:     112585104
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Marcel R. Coutu as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. Maureen Kempston Darkes as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.3: Elect Mr. Lance Liebman as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. G. Wallace F. McCain as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.5: Elect Mr. Frank J. Mckenna as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.6: Elect Mr. Jack M. Mintz as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. Patricia M. Newson as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. James A. Pattison as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint the External Auditor who will                        ISSUER          YES          FOR               FOR
serve until the end of the next AGM and authorize the
 Directors to set its remuneration

PROPOSAL #3.: Approve 2009 Plan Resolution                                 ISSUER          YES          FOR               FOR

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  ISSUER:                BROOKFIELD PPTYS CORP
  TICKER:                N/A             CUSIP:     112900105
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Gordon E. Arnell as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.2: Elect Mr. William T. Cahill as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. Richard B. Clark as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.4: Elect Mr. Jack L. Cockwell as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.5: Elect Mr. J. Bruce Flatt as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.6: Elect Mr. Roderick D. Fraser as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.7: Elect Mr. Paul D. McFarlane as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. Allan S. Olson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Ms. Linda D. Rabbitt as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.10: Elect Mr. Robert L. Stelzl as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Ms. Diana L. Taylor as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.12: Elect Mr. John E. Zuccotti as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint Delloitte & Touche LLP as the                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix the
Auditors' remuneration

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  ISSUER:                BROOKFIELD PPTYS CORP
  TICKER:                N/A             CUSIP:     112900105
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Elect Mr. Gordon E. Arnell as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #A.2: Elect Mr. William T. Cahill as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #A.3: Elect Mr. Richard B. Clark as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #A.4: Elect Mr. Jack L. Cockwell as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #A.5: Elect Mr. J. Bruce Flatt as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #A.6: Elect Mr. Roderick D. Fraser as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #A.7: Elect Mr. Paul D. McFarlane as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #A.8: Elect Mr. Allan S. Olson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #A.9: Elect Ms. Linda D. Rabbitt as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #A.10: Elect Mr. Robert L. Stelzl as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #A.11: Elect Ms. Diana L. Taylor as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #A.12: Elect Mr. John E. Zuccotti as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #B.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix the
Auditor's remuneration

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  ISSUER:                BROTHER INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     114813108
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

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  ISSUER:                BT GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G16612106
  MEETING DATE:          7/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the final dividend                                   ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Hanif Lalani as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Carl Symon as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect Sir. Michael Rake as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Elect Mr. Gavin Patterson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Elect Mr. J. Eric Daniels as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #9.: Elect Mr. Rt. Hon Patricia Hewitt MP as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #10.: Re-appoint the Auditors                                     ISSUER          YES          FOR               FOR

PROPOSAL #11.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #12.: Authorize to allot shares                                   ISSUER          YES          FOR               FOR

PROPOSAL #S.13: Authorize to allot shares for cash                         ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Authorize to purchase own shares                           ISSUER          YES          FOR               FOR

PROPOSAL #15.: Authorize the political donation                            ISSUER          YES          FOR               FOR

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  ISSUER:                BULGARI S P A
  TICKER:                N/A             CUSIP:     T23079113
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statement at 31                        ISSUER          NO           N/A               N/A
DEC 2008, the Board of Directors and the Auditors,
Independent Auditors report, distribution of profits
and consolidated financial statement at 31 DEC 2008,
any adjournment thereof

PROPOSAL #2.: Grant authority to buy back proposal,                        ISSUER          NO           N/A               N/A
any adjournment thereof

PROPOSAL #3.: Approve the report concerning the                            ISSUER          NO           N/A               N/A
Government of a Company

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  ISSUER:                BUMIPUTRA-COMMERCE HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y1002C102
  MEETING DATE:          7/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to the                        ISSUER          YES          FOR               FOR
approval of all relevant authorities and/or parties,
to enter into and carry out the following
transactions: (I) for the acquisition by CIMB Group
Sdn Bhd [CIMB Group], a wholly-owned subsidiary of
the Company, of 1,997,023,850 Class B ordinary shares
 with par value of Indonesian Rupiah [Rp] 100 each in
 Bank Lippo [Lippo Class B Shares] representing
approximately 51% of the total issued shares in Bank
Lippo from Santubong Investments B. V. [Santubong], a
 wholly-owned subsidiary of Khazanah for a purchase
consideration of approximately Rp 5,929,164 million
or the equivalent of approximately MYR 2,070.96
million upon the terms and conditions of the Share
Sale and Purchase Agreement dated 02 JUN 2008 entered
 into between BCHB, CIMB Group, Khazanah and
Santubong [SSPA] [Proposed 51% Lippo Acquisition];
(II) to allot and issue 207,096,186 new ordinary
shares of MYR 1.00 each in the Company [BCHB Shares]
as purchase consideration for the Proposed 51% Lippo
Acquisition for and on behalf of CIMB Group at an
issue price of MYR 10.00 per BCHB Share [Purchase
Consideration] upon the terms and conditions of the
SSPA, the new BCHB Shares to be issued to satisfy the
 purchase consideration pursuant to the Proposed 51%
Lippo Acquisition shall upon issuance, rank equally
in all respects with the existing BCHB Shares, save
for any dividends, rights, benefits, entitlements
and/or other distributions the entitlement date of
which precedes the date of issue and allotment of the
 new BCHB Shares; (III) upon completion of the
Proposed 51% Lippo Acquisition, for the merger of
Bank Niaga and Bank Lippo resulting in Bank Niaga
being the surviving entity in accordance to the terms
 of the agreed merger plan executed between Bank
Niaga and Bank Lippo dated 03 JUN 2008 pursuant to
the requirement arising under the Bank Indonesia (BI)
 Regulation No. 8/16/PBI/2006, dated 05 OCT 2006 on
the Single Presence in Indonesian Banks [Proposed
Merger] whereby pursuant to the Proposed Merger, the
shareholders of Bank Lippo will receive approximately
 2,822 new Bank Niaga shares [Niaga Shares] to be
issued in exchange for every 1,000 Lippo Shares held
based on the valuations of Lippo Shares of Rp 2,969
for each Lippo Share [Lippo Share Value] and Niaga
Shares of Rp 1,052 for each Niaga Share [Niaga Share
Value] [Shares Exchange]; (IV) in conjunction with
the Proposed Merger and to provide equal opportunity
to all the minority shareholders of Bank Niaga and
Bank Lippo, for CIMB Group to undertake the Proposed
Standby Facility (as hereinafter defined), wherein
all the minority shareholders of Bank Niaga and Bank
Lippo (whether they vote for or against the Proposed
Merger) shall be given the opportunity to sell their
Niaga Shares at the Niaga Share Value and Lippo
Shares at the Lippo Share Value to CIMB Group if they
 choose not to participate in the equity of the
enlarged Bank Niaga (Proposed Standby Facility), and
that CIMB Group [after completion of the Proposed 51%
 Lippo Acquisition and the Proposed Standby Faci

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  ISSUER:                BUMIPUTRA-COMMERCE HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y1002C102
  MEETING DATE:          2/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to the approvals being obtained from the
relevant authority and/or parties: i) to issue and
allot Warrants to TPG in such number equal to the
Ringgit Malaysia [RM] equivalent of the nominal value
 of up to USD 150,000,000 senior Unsecured Guaranteed
 Bonds [Bonds] to be issued by CIMB Bank (L) Limited
to TPG, on the issue date of the Bonds, divided by
the initial exercise price of MYR 10.00, based on the
 average spot exchange rate of USD to MYR as
specified MYRFIX1 over 15 consecutive business days
ending on the 3rd business day prior to the date of
issue of the Warrants, subject to the provisions of a
 deed poll constituting the Warrants to be executed
by the Company [Deed Poll], the salient terms as
specified; ii) issue and allot from time to time such
 appropriate number of new ordinary shares of MYR
1.00 each in the capital of the Company following the
 exercise of the Warrants [new BCHB Shares] and that
such new BCHB Shares shall, upon allotment and issue,
 rank pari passu in all respects with the then
existing ordinary shares of the Company, save and
except that the new BCHB Shares shall not be entitled
 to any dividends, rights, allotments and/or other
distributions, the entitlement date of which is prior
 to the allotment of the new BCHB Shares; iii) to
issue and allot such additional Warrants as a result
from any adjustments made under the provisions of the
 Deed Poll [Additional Warrants] and to further issue
 and allot new BCHB Shares following the exercise of
such additional warrants and that such new BCHB
Shares shall, upon issue and allotment, rank pari
passu in all respects with the then existing ordinary
 shares of the Company, save and except that the new
BCHB Shares shall not be entitled to any dividends,
rights, allotments and/or other distributions, the
entitlement date of which is prior to the allotment
of the new BCHB Shares; and iv) to do all such acts
and execute all such documents, deeds or agreements
as may be required to give effect to the proposed
warrants issue with full power to assent to any
conditions, modifications, amendments and variations
as may be imposed/permitted by the relevant
authorities and/or as the Directors may be deem fit
or expedient in the best interest of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BUMIPUTRA-COMMERCE HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y1002C102
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements                       ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008 and the reports of the
Directors and Auditors thereon

PROPOSAL #2.: Re-elect Tan Sri Dato' Seri Haidar                           ISSUER          YES          FOR               FOR
Mohamed Nor as a Director who retires in accordance
with Article 76 of the Company's Articles of
Association

PROPOSAL #3.: Re-elect Dato' Hamzah Bakar as a                             ISSUER          YES          FOR               FOR
Director who retires in accordance with Article 76 of
 the Company's Articles of Association

PROPOSAL #4.: Re-elect Dato' Zainal Abidin Putih as a                      ISSUER          YES          FOR               FOR
 Director who retires in accordance with Article 76
of the Company's Articles of Association

PROPOSAL #5.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
amounting to MYR 90,000 per Director in respect of
the FYE 31 DEC 2008

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company for the FYE 31 DEC 2009
and authorize the Board of Directors to fix their
remuneration

PROPOSAL #7.: Authorize the Directors, pursuant to                         ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965, to issue
shares in the Company at any time until the
conclusion of the next AGM and upon such terms and
conditions and for such purposes as the Directors
may, in their absolute discretion, deem fit provided
that the aggregate number of shares to be issued does
 not exceed 10% of the issued share capital of the
Company for the time being, subject always to the
approval of all the relevant regulatory bodies

PROPOSAL #8.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to the Companies Act, 1965 [as may be
amended, modified or re-enacted from time to time],
the Company's Memorandum and Articles of Association
and the requirements of the Bursa Malaysia Securities
 Berhad [Bursa Securities] and approvals of all
relevant governmental and/or regulatory authorities,
to purchase such number of ordinary shares of MYR
1.00 each in the Company [Proposed Share Buy-Back] as
 may be determined by the Board of Directors of the
Company from time to time through Bursa Securities
upon such terms and conditions as the Board of
Directors may deem fit and expedient in the interest
of the Company provided that the aggregate number of
ordinary shares purchased and/or held pursuant to
this resolution does not exceed 10% of the total
issued and paid-up share capital of the Company at
any point in time and an amount not exceeding the
total retained profits of approximately MYR 2,080.20
million and/or share premium account of approximately
 MYR 6,027.86 million of the Company based on the
Audited financial statements for the FYE 31 DEC 2008
be allocated by the Company for the Proposed Share
Buy-Back and that the ordinary shares of the Company
to be purchased are proposed to be cancelled and/or
retained as treasury shares and subsequently be
cancelled, distributed as dividends or re-sold on
Bursa Securities and authorize the Board of Directors
 of the Company, to do all acts and things to give
effect to the Proposed Share Buy-Back and that such
authority shall commence immediately upon passing of
this ordinary resolution; [Authority expires at the
earlier of the conclusion of the next AGM of BCHB in
2010 or within which the next AGM after that date is
required by law to be held] but not so as to
prejudice the completion of purchase(s) by the
Company before the aforesaid expiry date and, in any
event, in accordance with the provisions of the
guidelines issued by Bursa Securities and/or any

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BUNZL PLC
  TICKER:                N/A             CUSIP:     G16968110
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the consideration of accounts                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. A. J. Habgood as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint Mr. B. M. May as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint Mr. C. A. Banks as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Mr. P. W. Johnson as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Re-appoint and remuneration of the                           ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #8.: Receive the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the Scrip Dividend Scheme                            ISSUER          YES          FOR               FOR

PROPOSAL #10.: Grant authority to allot unissued                           ISSUER          YES          FOR               FOR
shares
PROPOSAL #S.11: Grant authority to allot shares for                        ISSUER          YES          FOR               FOR
cash

PROPOSAL #S.12: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 own shares

PROPOSAL #S.13: Approve the notice of general meetings                     ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Amend the Articles of Association                          ISSUER          YES          FOR               FOR

PROPOSAL #15.: Approve electronic communications                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BURBERRY GROUP PLC
  TICKER:                N/A             CUSIP:     G1699R107
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts for the                       ISSUER          YES          FOR               FOR
YE 31 MAR 2008 and the reports of the Directors and
Auditors theron

PROPOSAL #2.: Approve the report on Directors                              ISSUER          YES          FOR               FOR
remuneration for the YE 31 MAR 2008

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Stacey Cartwright as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #5.: Re-elect Mr. Philip Bowman as a                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #7.: Authorize the Board to determine the                         ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #8.: Authorize political donations and                            ISSUER          YES          FOR               FOR
expenditure by the Company, and all Companies that
are its subsidiaries

PROPOSAL #S.9: Authorize the Company to purchase its                       ISSUER          YES          FOR               FOR
own ordinary shares

PROPOSAL #S.10: Approve to renew the Directors                             ISSUER          YES          FOR               FOR
authority to allot shares

PROPOSAL #S.11: Approve to renew the Directors                             ISSUER          YES          FOR               FOR
authority to disapply pre-emption rights

PROPOSAL #S.12: Approve to cancel the unissued                             ISSUER          YES          FOR               FOR
1,600,000,000 preference shares of 0.05p each in the
authorized share capital of the Company

PROPOSAL #S.13: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR
 of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BUREAU VERITAS REGISTRE INTERNATIONAL DE CLASSIFIC
  TICKER:                N/A             CUSIP:     F96888114
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008

PROPOSAL #O.2: Approve the charges and expenses                            ISSUER          YES          FOR               FOR
incurred under Article 39-4 of the General Tax Code

PROPOSAL #O.3: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE on 31 DEC 2008

PROPOSAL #O.4: Approve the Distribution of profits,                        ISSUER          YES          FOR               FOR
fixation of dividends

PROPOSAL #O.5: Approve the agreements referred to in                       ISSUER          YES          FOR               FOR
Article L.225-86 of the Commercial Code and the
special report of the Statutory Auditors

PROPOSAL #O.6: Approve the commitment made by the                          ISSUER          YES          FOR               FOR
Company in respect of Mr. Donche-Gay

PROPOSAL #O.7: Ratify the appointment of Mr. Stephane                      ISSUER          YES          FOR               FOR
 Bacquaert as a Supervisory Member, replacing Mr.
Yves Moutran

PROPOSAL #O.8: Ratify the appointment of Mr. Frederic                      ISSUER          YES          FOR               FOR
 Lemoine as a Supervisory Member, replacing Jean-
Bernard Lafonta

PROPOSAL #O.9: Ratify the Company's headquarters                           ISSUER          YES          FOR               FOR
relocation

PROPOSAL #E.10: Approve the modification of the                            ISSUER          YES          FOR               FOR
administration and management method of the Company
by adopting the formula to the Board of Directors
subject to the adoption of the eleventh resolution

PROPOSAL #E.11: Adopt the new Company's Statutes                           ISSUER          YES          FOR               FOR
subject to the adoption of the tenth resolution above

PROPOSAL #E.12: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to decide the issue, with maintenance of
preferential subscription rights, of common shares
and/or securities giving immediately and/or
ultimately to the Company's debt securities

PROPOSAL #E.13: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to decide the issue, by public offer or private
placement, with cancellation of preferential
subscription rights, of common shares and/or
securities giving immediately and/or ultimately to
the Company's debt securities

PROPOSAL #E.14: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to increase, in case of excess demand, the amount of
 the issue made with maintenance or cancellation of
preferential subscription rights of shareholders,
pursuant to the 12th and 13th resolutions

PROPOSAL #E.15: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to increase the share capital by issuing common
shares and/or securities giving access immediately or
 ultimately to the Company's common shares with
cancellation of preferential subscription rights for
the benefit of a Company savings plan's Members

PROPOSAL #E.16: Grant Authority in order to freely                         ISSUER          YES          FOR               FOR
allocate shares for the benefit of the employees
staff members of non-French subsidiaries and/or of
Corporate Managers of Group's Companies as part of
the offer reserved for the Members of a Company
savings plan under the 15th resolution, or the offer
reserved for specific categories of beneficiaries
under the 17th resolution

PROPOSAL #E.17: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to carry out a capital increase, with cancellation
of preferential subscription rights of shareholders,
reserved for certain categories of beneficiaries

PROPOSAL #E.18: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to decide a capital increase by incorporation of
premiums, reserves, profits or any other amounts
whose capitalization is accepted

PROPOSAL #E.19: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to decide the issue of common shares and/or
securities giving access immediately and/or
ultimately to the Company's common shares, within the
 limit of 10% of the capital, to remunerate
contributions in kind granted to the Company

PROPOSAL #E.20: Approve the powers delegated in order                      ISSUER          YES          FOR               FOR
 to increase the share capital by issuing common
shares and/or securities giving access immediately
and/or ultimately to the Company's common shares to
remunerate contributions of securities affected
through an exchange public offer initiated by the
Company

PROPOSAL #E.21: Grant authority to reduce the share                        ISSUER          YES          FOR               FOR
capital by cancellation of all or part of the
Company's shares acquired within the framework of any
 shares buyback program

PROPOSAL #E.22: Authorize the Board of Directors, to                       ISSUER          YES          FOR               FOR
grant Company's shares subscription or purchase
options in force today and granted to the Executive
Board under the 24th resolution adopted by the
Ordinary and Extraordinary General Assembly of
shareholders of 18 JUN 2007

PROPOSAL #E.23: Authorize the Board of Directors, in                       ISSUER          YES        AGAINST           AGAINST
order to freely allocate shares for the benefit of
the employees and/or Corporate managers of the
Company and its subsidiaries in force at that date
and granted to Executive Board under the 25th
resolution adopted by the Ordinary and Extraordinary
General Assembly of shareholders of 18 JUN 2007

PROPOSAL #E.24: Powers for formalities                                     ISSUER          YES          FOR               FOR

PROPOSAL #O.25: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.26: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.27: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.28: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.29: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.30: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.31: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.32: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.33: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.34: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.35: Approve the attendance allowances                          ISSUER          YES          FOR               FOR
allocated to the Board Members

PROPOSAL #O.36: Grant authority, in order to allow                         ISSUER          YES        AGAINST           AGAINST
the Company to act on its own shares

PROPOSAL #O.37: Powers for formalities                                     ISSUER          YES          FOR               FOR

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  ISSUER:                BUSAN BANK, PUSAN
  TICKER:                N/A             CUSIP:     Y0534Y103
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement and a                        ISSUER          YES          FOR               FOR
cash dividend of KRW 200 per share

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation : enforcement of the law
for Capital Market and Financial Investment Business,
 amendment to Commercial Law, discontinuance for
Securities Trade Law

PROPOSAL #3.: Elect Mr. Lee Jang Ho as a Director and                      ISSUER          YES          FOR               FOR
 Messrs. Shin Jung Taek, Chae Jung Byung and Kang
Moon Jong as the Outside Directors

PROPOSAL #4.: Elect the Auditor Committee Members,                         ISSUER          YES          FOR               FOR
Messrs. Shin Jung Taek and Kang Moon Jong, as the
Outside Directors

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  ISSUER:                BUZZI UNICEM SPA
  TICKER:                N/A             CUSIP:     T2320M109
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement at 31                        ISSUER          NO           N/A               N/A
DEC 2008, Board of Directors and the Auditors report;
 any adjournment thereof

PROPOSAL #2.: Grant authority to buy and sell own                          ISSUER          NO           N/A               N/A
shares

PROPOSAL #3.: Approve to insure the policy regarding                       ISSUER          NO           N/A               N/A
civil responsibility of the Board Members and the
Auditors

PROPOSAL #4.: Approve the assignments of shares to                         ISSUER          NO           N/A               N/A
employee

PROPOSAL #E.1: Approve the integration of the bonus                        ISSUER          NO           N/A               N/A
issue reserve and delegation to the Board of
Directors of the faculty to increase in capital
through the issuance of saving shares in favor of
employees; amend the Article 7 of Corporate ByLaws;
any adjournment thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BYD CO LTD
  TICKER:                N/A             CUSIP:     Y1023R104
  MEETING DATE:          12/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve and ratify, (I) Strategic                           ISSUER          YES          FOR               FOR
investment and subscription agreement and direct
issue of foreign shares: the strategic investment and
 subscription Agreement (the Subscription Agreement,
a copy of which is produced to the EGM marked 'A' and
 signed by the Chairman of the Board of Directors of
the Company [the Board] for the purpose of
identification) entered into between the Company and
MidAmerican Energy Holdings Company [MidAmerican
Energy or the Investor] on 26 SEP 2008 in respect of
the direct issue of overseas listed foreign shares [H
 Shares] by the Company to the Investor [the Direct
New Issue]: authorization of Mr. Wang Chuan-fu, the
Chairman of the Board to execute the Subscription
Agreement and other related legal documents: the
implementation of the Direct New Issue by the Company
 on and subject to the following principal terms and
conditions as: A) type of shares to be issued: H
Shares [listed on the Main Board of The Stock
Exchange of Hong Kong Limited [the Stock Exchange]]
B) Nominal value: nominal value of RMB 1.00 per share
 C) Number of shares to be issued: 225,000,000 H
Shares (representing (i) approximately 10.98% of the
total registered capital and approximately 39.61% of
the H Shares in issue before the issue and (ii)
approximately 9.89% of the total registered capital
and approximately 28.37% of the total H Shares in
issue after the issue) D) Issue price: HKD 8.00 per
share E) Gross proceeds raised: HKD 1,800 million;
net proceeds raised (after deduction of expenses for
the issue): approximately HKD 1,793 million F) Use of
 net proceeds: the proceeds raised from the Direct
New Issue are proposed to be used on the following:
(i) the research and development project on
automobile accessories and electric vehicles; and
(ii) general working capital and repayment of bank
loans G) Method of issue: direct issue and allotment
to MidAmerican Energy (a subsidiary of Berkshire
Hathaway Inc.) or its wholly-owned subsidiary; (II)
authorize the Board or a Director to deal with any
matters or take any actions in connection with the
Direct New Issue, including but not limited to the
following: A) to execute any agreement, contract or
other documents in connection with the Direct New
Issue; B) to apply for and obtain the approvals for
the Direct New Issue from the China Securities
Regulatory Commission, the Supervisory authorities on
 commerce and all other relevant governmental
authorities, approve the amendments to the Articles
of Association of the Company [the Articles] from the
 supervisory authorities on commerce, the approval
for the listing of and permission to deal in the
shares to be issued under the Direct New Issue from
the Stock Exchange, and to prepare, deal with and
despatch any related announcement, circular and all
other documents as required by the Stock Exchange and
 the Rules Governing the Listing of Securities on The
 Stock Exchange of Hong Kong Limited; C) to agree to
such amendments or waivers of matters in relation to
the terms and conditions of the Subscription

PROPOSAL #S.2: Amend the Articles as specified in the                      ISSUER          YES          FOR               FOR
 circular of the Company dated 18 OCT 2008 (a copy of
 which is produced to the EGM marked B and signed by
the Chairman of the Board for the purpose of
identification) for the increase in the number of the
 Board Members from 6 to 7 and subject to completion
of the Direct New Issue, for the increase in the
registered capital of the Company from RMB
2,050,100,000 to RMB 2,275,100,000 and the number of
Ordinary Shares of the Company from 2,050,100,000
shares to 2,275,100,000 shares, with effect upon
completion of the Direct New Issue and obtaining of
the approve the amendments from the Supervisory
authorities on commerce

PROPOSAL #3.: Appoint Mr. David L. Sokol as a Non-                         ISSUER          YES          FOR               FOR
Executive Director of the Company with effect from
the date on which the Direct New Issue is completed
and governmental approval for the amendments to the
Articles is obtained and for a term ending on the
expiry of the term of office of the current Board
(which falls on 10 JUN 2011) with a Director's fee of
 RMB 150,000 per year be approved and authorize the
Board to execute any documents and do such acts as it
 considers necessary or expedient to effect the
appointment of such new Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BYD CO LTD
  TICKER:                N/A             CUSIP:     Y1023R104
  MEETING DATE:          12/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.I: Approve and ratify the strategic                            ISSUER          YES          FOR               FOR
investment and subscription agreement as specified
entered into between the Company and MidAmerican
Energy Holdings Company [MidAmerican Energy or the
Investor] on 26 SEP 2008 in respect of the direct
issue of overseas listed foreign shares [H Shares] by
 the Company to the Investor [the Direct New Issue];
the authorization of Mr. Wang Chuan-fu, the Chairman
of the Board to execute the Subscription Agreement
and other related legal documents and the
implementation of the direct new issue by the Company
 on and subject to the following principal terms and
conditions; A) type of shares to be issued: H Shares
[listed on the Main Board of the Stock Exchange of
Hong Kong Limited [the Stock Exchange]]; B) nominal
value: nominal value of RMB 1.00 per share; C) number
 of shares to be issued: 225,000,000 H Shares
[representing [i] approximately 10.98% of the total
registered capital and approximately 39.61% of the H
Shares in issue before the issue and [ii]
approximately 9.89% of the total registered capital
and approximately 28.37% of the total H Shares in
issue after the issue] D) issue price: HKD 8.00 per
share; E) Gross proceeds raised: HKD 1,800 million;
net proceeds raised [after deduction of expenses for
the issue]: approximately HKD 1,793 million; F) use
of net proceeds: the proceeds raised from the Direct
New Issue are proposed to be used on the following:
[i] the research and development project on
automobile accessories and electric vehicles; and
[ii] general working capital and repayment of bank
loans; G) Method of issue: direct issue and allotment
 to MidAmerican Energy [a subsidiary of Berkshire
Hathaway Inc] or its wholly-owned subsidiary

PROPOSAL #S.II: Authorize the Board or a Director to                       ISSUER          YES          FOR               FOR
the Direct New Issue, to deal with any matters or
take any actions in connection with the Direct New
Issue, including but not limited to the following: A)
 to execute any agreement, contract or other
documents in connection with the Direct New Issue; B)
 to apply for and obtain the approvals for the direct
 new issue from the China Securities Regulatory
Commission, the supervisory authorities on commerce
and all other relevant governmental authorities, the
approvals for the amendments to the Articles of
Association of the Company from the supervisory
authorities on commerce, the approval for the listing
 of and permission to deal in the shares to be issued
 under the Direct New Issue from the Stock Exchange,
and to prepare, deal with and dispatch any related
announcement, circular and all other documents as
required by the Stock Exchange and the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited; C) to agree to such
amendments or waivers of matters in relation to the
terms and conditions of the Subscription Agreement
and the Direct New Issue as the Board or such
Director considers to be in the interests of the
Company and to execute other related supplemental
agreement and legal documents; and D) to deal with
the issue and allotment of 225,000,000 H Shares to
MidAmerican Energy [or its wholly-owned subsidiary]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BYD CO LTD
  TICKER:                N/A             CUSIP:     Y1023R104
  MEETING DATE:          3/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.I: Authorize the Company to issue                            ISSUER          YES          FOR               FOR
medium-term notes [the Medium-Term Notes] in the
People's Republic of China [PRC] on the terms as

PROPOSAL #S1.II: Authorize the Board of Directors                          ISSUER          YES          FOR               FOR
[the Director(s)] of the Company or any 1 Director to
 generally and unconditionally deal with all matters
relating to the issue of the Medium-Term Notes, the
authorization shall include but not limited to: a) to
 decide the terms of the issue of the Medium-Term
Notes, including but not limited to the principal
amount, timing of the issue, the method of the issue,
 the interest rate and the method to determine the
interest rate; b) to select and engage qualified
professional intermediaries, including but not
limited to selecting and engaging the underwriting
institution(s), credit rating authority and legal
counsel(s); c) to undergo all necessary negotiations,
 amend and execute all relevant Agreements and other
necessary documents [including but not limited to the
 applications for approvals of the issue of the
Medium-Term Notes, registration report, offering
document, underwriting Agreement, all announcements
and documents for necessary disclosure]; d) to apply
for all necessary approvals and conduct all necessary
 filings and registrations in connection with the
Medium-Term Notes, including but not limited to
submitting application for registration to relevant
authorities in the PRC in relation to issue of the
Medium-Term Notes and making necessary amendments to
the proposal on issue of the Medium-Term Notes in
responses to any request from the relevant
authorities in the PRC; and e) to take all necessary
actions and deal with or make decisions of all
matters relevant to the issue of the Medium-Term Notes

PROPOSAL #2.I: Authorize the Company to send or                            ISSUER          YES          FOR               FOR
supply corporate communications [the Corporate
Communications] to the holders of H shares of the
Company [H Shareholder(s)] through the website of the
 Company provided that the following conditions have
been satisfied: a) that each H Shareholder has been
asked individually by the Company to agree that the
Company may send or supply general Corporate
Communications or specific Corporate Communications
to him through its website; and b) the Company has
not received any objection from such H Shareholder
within a 28-day period beginning with the date on
which the Company's request was sent; unless the
request sent by the Company did not state clearly
what the effect of a failure to respond would be or
the request was sent less than 12 months after a
previous request in respect of the same class of
Corporate Communications, a H Shareholder in relation
 to whom the above conditions are met is taken to
have agreed that the Company may send or supply
Corporate Communications through its website

PROPOSAL #2.II: Authorize the Board of Directors [the                      ISSUER          YES          FOR               FOR
 Director(s)] of the Company [the Board] or any 1
Director to execute all such documents and/or do all
such matters and take all such actions which the
Board or the Director may deem necessary or expedient
 and in the interest of the Company for the purpose
of effecting Corporate Communications to the H
Shareholders through the Company's website

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                BYD CO LTD
  TICKER:                N/A             CUSIP:     Y1023R104
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the working report of the Board                      ISSUER          YES          FOR               FOR
 of Directors of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the working report of the                            ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the YE 31
DEC 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company as at and for the YE 31 DEC

PROPOSAL #4.: Approve the proposal for appropriation                       ISSUER          YES          FOR               FOR
of profit of the Company for the YE 31 DEC 2008

PROPOSAL #5.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Company's International Auditors for the FY of 2009,
to hold office until the conclusion of the next AGM
of the Company, and authorize the Board of Directors
of the Company to determine its remuneration

PROPOSAL #6.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Directors of the Company as determined and fixed by
the Board of Directors of the Company

PROPOSAL #7.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Supervisors of the Company as determined and fixed by
 the Supervisory Committee of the Company

PROPOSAL #8.: Approve proposals [if any] put forward                       ISSUER          YES        AGAINST           AGAINST
in accordance with the Articles of Association of the
 Company by any shareholder(s) holding 5% or more of
the shares carrying the right to vote at the AGM

PROPOSAL #S.9: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company [the 'Board'], a general mandate to
allot, issue and deal with additional shares in the
capital of the Company, whether domestic shares or H
shares, up to an aggregate nominal amount not
exceeding 20% of the total nominal amount of shares
of the same class of the Company in issue, subject to
 all governmental and/or regulatory approval(s), if
any, under the applicable Law [including but without
limitation to the Company Law of the PRC and the
rules governing the Listing of Securities on the
Stock Exchange of Hong Kong Limited]; and to approve,
 execute and do or procure to be executed and done,
all such documents, deeds and things as it may
consider necessary in connection with the allotment
and issue of any new shares pursuant to the exercise
of the general mandate referred in this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or expiration of a 12-
month period following the passing of this resolution]

PROPOSAL #S.10: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company, as specified

PROPOSAL #S.11: Authorize the Directors to allot,                          ISSUER          YES        AGAINST           AGAINST
issue and deal with additional shares in the capital
of the Company, and make or grant offers, agreements
and options during and after the relevant period, not
 exceeding the aggregate of 20% of the aggregate
nominal amount of the issued share capital at the
date of passing this resolution and the nominal
amount of share capital repurchased after passing of
this resolution, otherwise than pursuant to i) a
rights issue or; ii) the exercise of rights of
subscription or conversion under the terms of any
existing warrants, bonds, debentures, notes or other
securities issued by BYD Electronic which carry
rights to subscribe for or are convertible into
shares of BYD Electronic or iii) an issue of shares
under any option scheme or similar arrangement for
the time being adopted for the grant or issue to the
employees of BYD Electronic and/or any of its
subsidiaries or any other eligible person(s) of
shares or right to acquire shares of BYD Electronic,
or iv) an issue of shares as scrip dividend pursuant
to the Articles of the Association; [Authority
expires the earlier of the conclusion of the next AGM
 of BYD Electronic or the expiration of the period
within which the next AGM of BYD Electronic is
required by the Articles of Association of BYD

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                C C LAND HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     G1985B113
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.A: Re-elect Dr. Lam How Mun Peter as an                        ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #3.B: Re-elect Mr. Leung Chun Cheong as an                        ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #3.C: Re-elect Mr. Wu Hong Cho as an                              ISSUER          YES        AGAINST           AGAINST
Executive Director

PROPOSAL #3.D: Re-elect Mr. Wong Yat Fai as an Non-                        ISSUER          YES          FOR               FOR
executive Director

PROPOSAL #3.E: Re-elect Mr. Lam Kin Fung Jeffrey as                        ISSUER          YES          FOR               FOR
an Independent Non-executive Director

PROPOSAL #3.F: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company and authorize the Board of
Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
[the Directors] to allot, issue and deal with
unissued shares in the capital of the Company
[Shares] or securities convertible into Shares of the
 Company [Shares] or options, warrants or similar
rights to subscribe for any Shares and to make or
grant offers, agreements or options, during and after
 the relevant period, in addition to any Shares which
 may be issued on a rights issue [as specified] or
under any option scheme or similar arrangement for
the time being adopted for the grant or issue to the
employees of the Company and/or any of its
subsidiaries or any other eligible person(s) of
Shares or rights to acquire Shares, or upon the
exercise of rights of subscription or conversion
under the terms of any existing warrants, bonds,
debentures, notes or other securities issued by the
Company which carry rights to subscribe for or are
convertible into Shares or any scrip dividend
pursuant to the Bye-Laws of the Company from time to
time, not exceeding 20% of the aggregate nominal
value of the share capital of the Company in issue as
 at the date of this resolution; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law or the

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase Shares subject to and in accordance with
all applicable laws and regulations, and
unconditionally approve, subject to and in accordance
 with all applicable laws and regulations, such
mandate shall not extend beyond the relevant period,
to procure the Company to repurchase Shares at such
price as the Directors may at their discretion
determine; the aggregate nominal amount of Shares to
be repurchased by the Company pursuant to this
resolution during the relevant period shall be no
more than 10% of the aggregate nominal amount of the
share capital of the Company in issue at the date of
passing of this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law or the
 Bye-Laws of the Company to be held]

PROPOSAL #7.: Approve, subject to the availability of                      ISSUER          YES        AGAINST           AGAINST
 unissued share capital and conditional upon the
passing of the ordinary Resolutions 5 and 6, the
aggregate nominal amount of the Shares which are
repurchased by the Company pursuant to and in
accordance with Ordinary Resolution 6 as specified
shall be added to the aggregate nominal amount of the
 share capital of the Company that may be allotted or
 agreed conditionally or unconditionally to be
allotted by the Directors pursuant to and in
accordance with Ordinary Resolution 5 as specified

PROPOSAL #8.: Authorize the Directors, subject to and                      ISSUER          YES        AGAINST           AGAINST
 conditional upon the Listing Committee of the Stock
Exchange of Hong Kong Limited granting listing of,
and permission to deal in, the shares to be issued
pursuant to the exercise of options which may be
granted under the refreshed limit [as specified], the
 Scheme Mandate Limit [as specified] in respect of
the granting of options to subscribe for Shares under
 the Scheme [as hereinafter specified] and any other
share option scheme(s) of the Company be refreshed
and renewed provided that: (i) the total number of
shares which may be issued upon the exercise of all
options granted or to be granted under the Scheme and
 any other share option schemes of the Company shall
not exceed 10% of the number of Shares in issue as at
 the date of passing this resolution [the Refreshed
Limit] and (ii) options previously granted under the
Scheme and any other share option scheme(s) of the
Company [including those outstanding, cancelled,
lapsed in accordance with the scheme and any other
share option scheme(s) of the Company or exercised
options] shall not be counted for the purpose of
calculating the Refreshed Limit, from time to time to
 offer or grant options pursuant to the Scheme
subject to the Refreshed Limit and to exercise all
powers of the Company to allot and issue Shares upon
the exercise of any such options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                C.P.ALL PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y1772K169
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes AGM of                        ISSUER          YES          FOR               FOR
shareholders No.1/2008

PROPOSAL #2.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
regarding the last year operation of the Company

PROPOSAL #3.: Approve the balance sheet and income                         ISSUER          YES          FOR               FOR
statement for the YE 31 DEC 2008

PROPOSAL #4.: Approve the allocation of income and                         ISSUER          YES          FOR               FOR
payment of dividend of THB 0.60 per share

PROPOSAL #5.1: Elect Mr. Dhanin Chearavanont as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.2: Elect Mr. Korsak Chairasmisak as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.3: Elect Mr. Umroong Sanphasitvong as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.4: Elect Mr. Soopakij Chearavanont as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the KPMG Phoomchai Audit Ltd as                      ISSUER          YES          FOR               FOR
 the Auditors and authorize the Board to fix their
remuneration

PROPOSAL #8.: Acknowledge the progress on the                              ISSUER          YES          FOR               FOR
connected transaction concerning the acquisition and
disposition of assets of the supercenter business of
the Company and its subsidiaries abroad

PROPOSAL #9.: Other business                                               ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CABLE & WIRELESS PUB LTD CO
  TICKER:                N/A             CUSIP:     G17416127
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Group accounts for the FYE                       ISSUER          YES          FOR               FOR
31 MAR 2008 and the reports of the Directors and the
Auditor thereon

PROPOSAL #2.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 MAR 2008 as contained within the
 annual report

PROPOSAL #3.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
MAR 2008

PROPOSAL #4.: Re-elect Mr. Richard Lapthorne as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-elect Mr. George Battersby as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Ms. Kate Nealon as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Tony Rice as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Ms. Agnes Touraine as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditor of the Company

PROPOSAL #10.: Authorize the Directors to set the                          ISSUER          YES          FOR               FOR
Auditor's remuneration

PROPOSAL #11.: Authoirze the Directors to allot                            ISSUER          YES          FOR               FOR
relevant securities in accordance with Article 10 of
the Article 10 of the Company's Articles of
Association shall apply until 17 OCT 2009, and for
that period the Section 80 amount shall be GBP
207,654,721; all previous authorities under Article
10(B) are revoked, subject to Article 10(D)

PROPOSAL #S.12: Authorize the Directors, to allot                          ISSUER          YES          FOR               FOR
equity securities for cash in accordance with Article
 10 of the Company's Article of Association shall
apply until 17 OCT 2009, and for that period the
Section 89 amount shall be GBP 31,791,031; all
previous authorities under Article 10(C) aare
revoked, subject to Article 10(D)

PROPOSAL #13.: Authorize the Directors to exercise                         ISSUER          YES          FOR               FOR
the power contained in Article 132 of the Articles of
 Association of the Company to extent determined by
the Directors, the holders of ordinary shares be
permitted to elect to receive new ordinary shares in
the capital of the Company credited as fully paid,
instead of all or part of any dividend decalred or
paid on ordinary shares of the Company (b) to
capitalise the appropriate nominal amount of
additional ordinary shares falling to be allotted
pursuant to elections made as aforesaid out of the
amount standing to the credit of the reserves of the
Company, to apply such sum in paying up such ordinary
 shares and to allot such ordinary shares to memebers
 of the Company validly making such election
[Authority expires at the date of passing of this
resolution or earlier of 17 JUL 2013 and the AGM in

PROPOSAL #S.14: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company in substitution for and to the exclusion
of the existing Articles of Association produced to
the meeting initialled by the Chairman of the meeting
 for the purpose of identification

PROPOSAL #S.15: Authorize the Company, to make market                      ISSUER          YES          FOR               FOR
 purchases [Section 163(3) of the Companies Act 1985]
 of up to 249 million ordinary shares of 25p each in
the capital of the Company, at a minimum price of 25p
 and not more than 5% over the average middle market
value for such shares derived from the London Stock
Exchange Daily Official List, for the 5 business days
 preceding the date of purchase; and the price
stipulated by Article 5(1) of the buyback and
Stabilisation Regulations [EC No. 2273/2003];
[Authority expires the earlier of the conclusion of
the AGM of the Company in 2009 or 17 OCT 2009]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

PROPOSAL #16.: Authorize the Company and all Company                       ISSUER          YES          FOR               FOR
which is or becomes a subsidiary of the Company
during the period to which this resolution, in
accordance to make a) political donations to
political parties or independent election candidates
not exceeding GBP 100,000 in total b) political
donations to political organization other than
political parties not exceeding GBP 100,000 in total
and c) to incur political expenditure not exceeding
GBP 100,000 in total; [Authority expires at the date
of passing of this resolution or earlier of 17 JUL
2012 and the AGM in 2012] and referred to in
resolution (a), (b), (c) may be comprised of one or
more amounts in different currencies shall be
converted into pounds sterling at the exchange rate
published in the London edition of the financial
times on the day on which relevant donations is made
or expenditure incurred or, if earlier, on the day on
 which the Company enters into any contract or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CADBURY PLC
  TICKER:                N/A             CUSIP:     G1843B107
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 financial statements                        ISSUER          YES          FOR               FOR
and the Directors' and Auditors' reports

PROPOSAL #2.: Declare and approve the final dividend                       ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
Report

PROPOSAL #4.: Re-elect Mr. Roger Carr as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Todd Stitzer as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect Mr. Baroness Hogg as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Elect Mr. Colin Day as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #8.: Elect Mr. Andrew Bonfield as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR

PROPOSAL #10.: Authorize the Directors to set the                          ISSUER          YES          FOR               FOR
Auditors' fees

PROPOSAL #11.: Authorize the Directors to make                             ISSUER          YES          FOR               FOR
political donations and to incur political expenditure

PROPOSAL #12.: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
further shares

PROPOSAL #S.13: Approve to disapply pre-emption rights                     ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 own shares

PROPOSAL #S.15: Grant authority for the convening of                       ISSUER          YES          FOR               FOR
general meetings at 14 days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CADILA HEALTHCARE LTD
  TICKER:                N/A             CUSIP:     Y10448101
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive consider and adopt the audited                       ISSUER          YES          FOR               FOR
balance sheet as at the profit and loss account for
the Company for the YE on 31 MAR 2008 and the reports
 of the Directors and Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Mukesh M. Patel as a                          ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Pranlal Bhogilal as a                         ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #5.: Appoint the Auditors for the Company to                      ISSUER          YES          FOR               FOR
 hold office from the conclusion of this meeting
until the conclusion of the next AGM and to fix their
 remuneration

PROPOSAL #S.6: Approve the provisions of Articles No.                      ISSUER          YES          FOR               FOR
 76 of the Articles of Association of the Company and
 pursuant to the provisions of Section 309 (4) of the
 Companies Act, authorize the Non-Executive Directors
 of the Company [other than the Managing Directors,
Deputy Managing Directors and/ or Whole Time
directors] to be determined buy the Board of
Directors for each Non-Executive Director for each
FYE on 31 MAR 2009 up to and including FY of the
Company ending on 31 MAR 2013 to calculated in
accordance with the provisions of Section 349,350 and
 198 of the Companies Act, 1956 and distributed
between such Directors in such a manner as the Board
of Directors may from time to time determine within
the maximum limit of 1% of net profits of the
Company, subject to maximum of INR 10 million in
addition to the sitting fees being paid by the
Company for attending the Board/ Committee Meeting of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CADILA HEALTHCARE LTD
  TICKER:                N/A             CUSIP:     Y10448101
  MEETING DATE:          9/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without                                      ISSUER          YES          FOR               FOR
modification[s], the arrangement embodied in the
Composite Scheme of Arrangement between Carnation
Nutra-Analogue Foods Limited and Cadila Healthcare
Limited and Zydus Hospitals and Medical Research
Private Limited and their respective shareholders and
 creditors [the Composite Scheme]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CADILA HEALTHCARE LTD
  TICKER:                N/A             CUSIP:     Y10448101
  MEETING DATE:          12/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, pursuant to the provisions of                        ISSUER          YES          FOR               FOR
Section 17, 192A and other applicable provisions, if
any, of the Companies Act, 1956, read with Companies
[Passing of resolution by Postal Ballot] Rules, 2001,
 relevant provisions of Listing Agreement [including
statutory modifications or re-enactments thereof for
the time being in force] and Articles of Association
of the Company, and subject to necessary approvals
required if any, in this regard from appropriate
authorities, the Memorandum of Association of the
Company by inserting the specified new Clause Number
37 after Sub-Clause 36 of Part III B as specified;
authorize the Board of Directors to accept alteration
 or modification as may be required by the Registrar
of Companies or such other Statutory Authority/ies in
 this regards, adopt the existing Memorandum of
Association of the Company, duly modified as
aforesaid, or as suggested by any appropriate
authority and accepted by the Board, as the
Memorandum of Association of the Company; authorize
the Board for the purpose of giving effect to this
resolution, to do all such acts, deeds, matters and
things as may be deemed necessary and settle any or
all questions / matters arising with respect to the
above matter, and to execute all such deeds,
documents, agreements and writings as may be
necessary for the purpose of giving effect to this
resolution, take such further incidental and
ancillary steps in this regard, as may be considered
desirable or expedient by the Board in the best

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAFE DE CORAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G1744V103
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
and the reports of the Directors and the Auditors for
 the YE 31 MAR 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.I: Re-elect Mr. Lo Hoi Kwong, Sunny as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.II: Re-elect Mr. Lo Tang Seong, Victor as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.III: Re-elect Mr. Hui Tung Wah, Samuel as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.IV: Re-elect Mr. Choi Ngai Min, Michael                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.V: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix their remuneration

PROPOSAL #4.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the Company
 and authorize the Board of Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares in the capital of
the Company and make or grant offers, agreements and
options during and after the relevant period, not
exceeding the aggregate of a) 20% of the aggregate
nominal amount of the issued share capital of the
Company; plus b) the nominal amount of share capital
repurchased [up to 10% of the aggregate nominal
amount of the issued share capital], otherwise than
pursuant to: a) a rights issue; or b) the exercise of
 subscription or conversion rights under the terms of
 any warrants and securities; or c) the exercise of
options or similar arrangement; or d) any scrip
dividend or similar arrangement; [Authority expires
the earlier of the conclusion of the next AGM or the
expiration of the period within which the next AGM is
 required by the Bye-Laws of the Company or any
applicable laws to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 during the relevant period, to purchase its shares,
subject to and in accordance with all applicable laws
 and requirements of the Rules Governing the Listing
of Securities on The Stock Exchange of Hong Kong
Limited, not exceeding 10% of the aggregate nominal
amount of the shares of the Company in issue at the
date of passing of this resolution; [Authority
expires the earlier of the conclusion of the next AGM
 or the expiration of the period within which the
next AGM is required by the Bye-Laws of the Company
or any applicable laws to be held]

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of the Resolutions 5 and 6, to extend the general
mandate granted to the Directors of the Company
[pursuant to Resolution 5 or otherwise] and for the
time being in force to exercise the powers of the
Company to allot shares by an amount representing the
 aggregate nominal amount of the share capital
repurchased by the Company under the authority

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAIRN ENERGY PLC
  TICKER:                N/A             CUSIP:     G17528236
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report contained in reports and accounts

PROPOSAL #3.: Re-appoint Ernst and Young LLP as the                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #4.: Appoint Mr. Lain McLaren as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint Dr. James Buckee as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Todd Hunt as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Dr. Mike Watts as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Phil Tracy as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect Mr. Hamish Grossart as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #10.: Authorize the Company to allot                              ISSUER          YES          FOR               FOR
relevant securities pursuant to Section 80 of the
Companies Act 1985

PROPOSAL #S.11: Authorize the Company to allot equity                      ISSUER          YES          FOR               FOR
 securities or sell treasury shares pursuant to
Section 95 of the Companies Act 1985

PROPOSAL #S.12: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases of the ordinary share capital of the Company

PROPOSAL #S.13: Authorize the Company to hold EGM on                       ISSUER          YES          FOR               FOR
14 clear days notice

PROPOSAL #14.: Adopt the Cairn Energy PLC Long Term                        ISSUER          YES          FOR               FOR
Incentive Plan 2009

PROPOSAL #15.: Adopt the Cairn Energy PLC approved                         ISSUER          YES          FOR               FOR
Share Option Plan 2009

PROPOSAL #16.: Adopt the Cairn Energy PLC unapproved                       ISSUER          YES          FOR               FOR
Share Option Plan 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAIRN INDIA LTD
  TICKER:                N/A             CUSIP:     Y1081B108
  MEETING DATE:          1/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to provisions of                          ISSUER          YES          FOR               FOR
Article 184 of the Articles of Association of the
Company and the provisions, if any, of the Companies
Act, 1956, to change the current FY of the Company
beginning 01 JAN 2008 be changed, by extending it by
a period of 3 months, so as to end on 31 MAR 2009 and
 subsequent financial year(s) shall be from the first
 day of April in each calendar year to the last day
of March in the subsequent calendar year; and the
annual accounts of the Company shall be maintained
for the period(s) as aforesaid

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CALSONIC KANSEI CORPORATION
  TICKER:                N/A             CUSIP:     J50753102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CALTEX AUSTRALIA LTD
  TICKER:                N/A             CUSIP:     Q19884107
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: The Chairman will present an incident                        ISSUER          NO           N/A               N/A
free operations topic to the meeting

PROPOSAL #2.: The Chairman and the Managing Director                       ISSUER          NO           N/A               N/A
and Chief Executive Officer will make presentation to
 shareholders

PROPOSAL #3.: The Chairman will discuss key issues                         ISSUER          NO           N/A               N/A
raised prior to the meeting and will invite questions
 and comment from shareholders regarding on these key
 issues

PROPOSAL #4.: The financial report, the Directors'                         ISSUER          NO           N/A               N/A
report and the Auditor's report for Caltex Australia
Limited [and the Caltex Australia Group] for the YE
31 DEC 2008 will be laid before the meeting

PROPOSAL #5.: Adopt the remuneration report [which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report] for Caltex
Australia Limited [and the Caltex Australia Group]
for the YE 31 DEC 2008

PROPOSAL #6.A: Re-elect Ms. Elizabeth Bryan as a                           ISSUER          YES          FOR               FOR
Director, in accordance with, and on the terms as
specified in the Company's Constitution

PROPOSAL #6.B: Re-elect Mr. Trevor Bourne as a                             ISSUER          YES          FOR               FOR
Director, in accordance with, and on the terms as
specified in the Company's Constitution

PROPOSAL #6.C: Re-elect Ms. Colleen Jones-Cervantes                        ISSUER          YES          FOR               FOR
as a Director, in accordance with, and on the terms
as specified in the Company's Constitution

PROPOSAL #7.: Questions and Comments                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAMECO CORP
  TICKER:                N/A             CUSIP:     13321L108
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Acknowledge that the undersigned hereby                      ISSUER          YES        ABSTAIN           AGAINST
 declares that the shares represented by this voting
instruction form are held, beneficially owned or
controlled, either directly or indirectly, by a
resident of Canada as defined on the voting
instruction form; if the shares are held in the names
 of two or more people, I hereby declare of these
people are residents of Canada

PROPOSAL #2.1: Elect Mr. John H. Clappison as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.2: Elect Mr. Joe F. Colvin as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Elect Mr. James R. Curtiss as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.4: Elect Mr. George S. Dembroski as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.5: Elect Mr. Donald H.F. Deranger as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.6: Elect Mr. James K. Gowans as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Elect Mr. Gerald W. Grandey as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.8: Elect Mr. Nancy E. Hopkins as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.9: Elect Mr. Oyvind Hushovd as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Elect Mr. J.W. George Ivany as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.11: Elect Ms. A. Anne McLellan as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.12: Elect Mr. A. Neil McMillan as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.13: Elect Mr. Robert W. Peterson as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.14: Elect Mr. Victor J. Zaleschuk as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Appoint KPMG LLP as the Auditors                             ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANADIAN IMPERIAL BANK OF COMMERCE CIBC, TORONTO O
  TICKER:                N/A             CUSIP:     136069101
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Ernst & Young LLP as the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #2.1: Elect Mr. B. S. Belzberg as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Elect Ms. J. H. Bennett as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Elect Mr. G. F. Colter as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Elect Mr. L. Desjardins as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Elect Mr. W. L. Duke as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Elect Mr. G. D. Giffin as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Elect Ms. L. S. Hasenfratz as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.8: Elect Mr. N. D. Le Pan as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Elect Mr. J. P. Manley as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Elect Mr. G. T. McCaughey as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.11: Elect Ms. J. L. Peverett as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Elect Ms. L. Rahl as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Elect Mr. C. Sirois as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Elect Mr. S. G. Snyder as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Elect Mr. R. J. Steacy as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Elect Mr. R. W. Tysoe as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.A: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: adopt a governance rule
stipulating that the executive compensation policy be
 subject to an advisory shareholder vote

PROPOSAL #3.B: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt a policy stipulating that
 50% of new nominees for the Board of Directors must
be women until parity between men and women is

PROPOSAL #3.C: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt a governance rule
limiting to 4 the number of Boards on which any of
its Directors may sit

PROPOSAL #3.D: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: adopt a policy that Canadian
Imperial Bank of Commerce's shareholders be given the
 opportunity at each annual meeting of shareholders
to vote on an advisory resolution, to be proposed by
Canadian Imperial Bank of Commerce's Management; and
ratify the report of the Management Resources and
Compensation Committee set forth in the proxy
statement, the shareholders should ensure that
shareholders understand that the vote is non-binding
and would not affect any compensation paid or awarded
 to any Named Executive Officer

PROPOSAL #3.E: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to undertake a
comprehensive review of executive compensation to
ensure that incentives do not encourage extreme
risks, and that bonuses are paid out only when long-
term performance has been proven to be sound and
sustainable, this review should lead to new policies
to place before the shareholders for approval in 1
year's time

PROPOSAL #3.F: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to undertake the
comprehensive review with respect to short-selling,
if warranted, the Board shall bring forward a policy
for consideration by the shareholders, and, if
necessary, for submission to the legislators and

PROPOSAL #3.G: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve to review its policies
on Director recruitment, especially with regard to
the number of current and former Chief Executive
Officers of other corporations who are nominated

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANADIAN NAT RES LTD MED TERM  NTS CDS-
  TICKER:                N/A             CUSIP:     136385101
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Ms. Catherine M. Best as a                            ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.2: Elect Mr. N. Murray Edwards as a                            ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.3: Elect Hon. Gary A. Filmon as a                              ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as

PROPOSAL #1.4: Elect Ambassador Gordon D. Giffin as a                      ISSUER          YES          FOR               FOR
 Director of the Corporation for the ensuing year, as
 specified

PROPOSAL #1.5: Elect Mr. John G. Langille as a                             ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.6: Elect Mr. Steve W. Laut as a Director                       ISSUER          YES          FOR               FOR
of the Corporation for the ensuing year, as specified

PROPOSAL #1.7: Elect Mr. Keith A. J. MacPhail as a                         ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.8: Elect Mr. Allan P. Markin as a                              ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as

PROPOSAL #1.9: Elect Hon. Frank J. McKenna as a                            ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.10: Elect Mr. James S. Palmer as a                             ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as
specified

PROPOSAL #1.11: Elect Mr. Eldon R. Smith as a                              ISSUER          YES          FOR               FOR
Director of the Corporation for the ensuing year, as

PROPOSAL #1.12: Elect Mr. David A. Tuer as a Director                      ISSUER          YES          FOR               FOR
 of the Corporation for the ensuing year, as specified

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP,                          ISSUER          YES          FOR               FOR
Chartered Accountants, Calgary, Alberta as the
Auditors of the Corporation for the ensuing year and
authorize the Audit Committee of the Board of
Directors of the Corporation to fix their remuneration

PROPOSAL #3.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANADIAN NATL RY CO
  TICKER:                N/A             CUSIP:     136375102
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Michael R. Armellino as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Mr. A. Charles Baillie as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. Hugh J. Bolton as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Ambassador Gordon D. Giffin as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.5: Elect Mr. E. Hunter Harrison as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.6: Elect Mr. Edith E. Holiday as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.7: Elect Mr. V. Maureen Kempston Darkes                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #1.8: Elect Hon. Denis Losier as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Hon. Edward C. Lumely as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.10: Elect Mr. David G. A. McLean as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. Robert Pace as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint KPMG LLP as the Auditors                             ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANADIAN PAC RY CO NEW
  TICKER:                N/A             CUSIP:     13645T100
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint PricewaterhouseCoopers LLP as                        ISSUER          YES          FOR               FOR
the Auditors

PROPOSAL #2.: Amend By-Law No.1 of the Corporation,                        ISSUER          YES          FOR               FOR
as specified

PROPOSAL #3.1: Elect Mr. John E. Cleghorn as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.2: Elect Mr. Tim W. Faithfull as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.3: Elect Mr. Frederic J. Green as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.4: Elect Ms. Krystyna T. Hoeg as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.5: Elect Mr. Richard C. Kelly as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.6: Elect Hon. John P. Manley as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Elect Ms. Linda J. Morgan as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Elect Ms. Madeleine Paquin as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.9: Elect Mr. Michael E. J. Phelps as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.10: Elect Mr. Roger Phillips as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Elect Mr. Hartley T. Richardson as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.12: Elect Mr. Michael W. Wright as a                           ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANADIAN TIRE LTD
  TICKER:                N/A             CUSIP:     136681202
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Robert M. Franklin as a                           ISSUER          YES          FOR               FOR
Director, who will serve until the end of the next
AGM of shareholders

PROPOSAL #1.2: Elect Mr. Frank Potter as a Director,                       ISSUER          YES          FOR               FOR
who will serve until the end of the next AGM of
shareholders

PROPOSAL #1.3: Elect Mr. Timothy R. Price as a                             ISSUER          YES          FOR               FOR
Director, who will serve until the end of the next
AGM of shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANADIAN UTILS LTD
  TICKER:                N/A             CUSIP:     136717832
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: To receive the consolidated financial                        ISSUER          NO           N/A               N/A
statements for the YE 31 DEC 2008 accompanied by the
report of the Auditor

PROPOSAL #B.: To elect the Directors                                       ISSUER          NO           N/A               N/A

PROPOSAL #C.: To appoint the Auditor                                       ISSUER          NO           N/A               N/A

PROPOSAL #D.: To transact such other business as may                       ISSUER          NO           N/A               N/A
properly come before the meeting or any adjournment
thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANON INC.
  TICKER:                N/A             CUSIP:     J05124144
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions, Approve Minor Revisions Related to the
Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.25: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Corporate Auditors

PROPOSAL #5: Approve Payment of Bonuses to Corporate                       ISSUER          YES          FOR               FOR
Officers

PROPOSAL #6: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Options, and Authorize Use of Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CANON MARKETING JAPAN INC.
  TICKER:                N/A             CUSIP:     J05166111
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Corporate Officers

PROPOSAL #6.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAP GEMINI SA, PARIS
  TICKER:                N/A             CUSIP:     F13587120
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Board of Directors                              ISSUER          YES          FOR               FOR
Management report and the Auditors' report, the
Company's financial statements for the year ending in
 2008, as presented, showing an income of EUR
259,605,166.47 accordingly; grant discharge to the
Board of Directors for the performance of its duties
during the said FY

PROPOSAL #O.2: Approve the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors' Management report and the Auditors'
report, the consolidated financial statements for the
 said FY, in the form presented to the meeting
showing income [group share] of EUR 451,000,000.00

PROPOSAL #O.3: Approve the special report of the                           ISSUER          YES          FOR               FOR
Auditors, acknowledges that no agreement governed by
the Article L.225-38 of the French Commercial Code
was concluded during the last FY

PROPOSAL #O.4: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the income for
the FY be appropriated as follows: earnings for the
FY: EUR 259,605,166.47, to the legal reserve: EUR
335,542.40, i.e., a balance available for
distribution: EUR 259,269,624.07, retained earnings
from previous year: EUR 537,846,405.48, i.e.,
distributable income: EUR 797,116,029.55, allocated
to: global dividends: EUR 145,844,938.00, other
reserves: EUR 350,000,000.00, retained earnings: EUR
301,271,091.55, which corresponds to a total amount:
EUR 797,116,029.55 the shareholders will receive a
net dividend of EUR 1.00 for each of the 145,844,938
shares, and will entitle to the 40% deduction
provided by the French Tax Code; this dividend will
be paid on 11 MAY 2009 as required by Law

PROPOSAL #O.5: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Daniel Bernard as a Director for a 4-year period

PROPOSAL #O.6: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Thierry De Montbrial as a Director for a 4-year

PROPOSAL #O.7: Appoint Mr. Bernard Liautaud as a                           ISSUER          YES          FOR               FOR
Director for a 4-year period

PROPOSAL #O.8: Appoint Mr. Pierre Pringuet as a                            ISSUER          YES          FOR               FOR
Director for a 4-year period

PROPOSAL #O.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
buy back the Company's shares on the open market, to
the conditions described below: maximum purchase
price: EUR 51.00 with a  par value of EUR 8.00 per
share, maximum number of share to be acquired: 10% of
 the share capital, i.e., 14,584,493 shares, maximum
funds invested in the share buybacks: EUR
743,809,143.00; the number of shares acquired by the
Company with a view to their retention or their
subsequent delivery in payment or exchange as part of
 a merger, divestment or capital contribution cannot
exceed 5% of its capital; to take all necessary
measures and accomplish all necessary formalities;
this authorization the supersedes the authorization
granted by the shareholders' meeting of 17 APR 2008
in its Resolution 11; [Authority given for a 18 month

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital, on one or more occasions
and at its sole discretion, by canceling all or part
of the shares held by the Company in connection with
a Stock Repurchase Plan ,up to a maximum of 10 % of
the share capital over a 24 month period; to take all
 necessary measures and accomplish all necessary
formalities; this authorization supersedes the
authorization granted by the shareholders' meeting of
 17 APR 2008 in its Resolution 12; [Authority is
given for a 24-month period]

PROPOSAL #E.11: Approve to reduce the age limit for                        ISSUER          YES          FOR               FOR
the terms of: the Board of Directors' President, the
General Manager consequently, amend the Article NR.
14 of the By-Laws: Board of Directors President the
Article NR. 15 of the By-Laws: General Management

PROPOSAL #E.12: Authorize the Board of Directors,                          ISSUER          YES        AGAINST           AGAINST
subject to the completion of a performance mentioned
below and for a number of Class-N shares not
exceeding 1% of the share capital, to proceed with
the allocations of existing shares or to be issued in
 favor of employees of the Company and its
subsidiaries, in France or abroad, as follows: up to
a limit of 5% of the Class-N shares and subject to
performance condition mentioned above, these shares
shall be allocated to the Board of Directors'
President, to the General Manager and to the
Executive Vice Presidents of the Company, to a limit
of 15% of the Class-N shares, exceptionally, these
shares shall be allocated to employees, excluding
members of the Group Management Board, without any
performance condition required, and for a maximum
total amount of 1,000 shares beneficiary; to take all
 necessary measures and accomplish all necessary
formalities; [Authority expires for a 18-month period]

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on one or more occasions,
 without preferential subscription right, by issuing
shares or any securities giving access to the share
capital reserved for employees members of Company
Savings Plans of Cap Gemini Group; for a total number
 of shares which shall not exceed 6,000,000 with a
par value of EUR 8.00 each; to take all necessary
measures and accomplish all necessary formalities; to
 charge the share issuance costs against the related
premiums and deduct fro the premiums the amounts
necessary to raise the legal reserve to one tenth of
the new capital after each capital increase, this
authorization supersedes the authorization granted by
 the shareholders' meeting of 17 APR 2008 in its
Resolution 22; [Authority expires for a 26-month
period]

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on one or more occasions,
 by issuing shares, without preferential subscription
 right, in favor of categories of beneficiaries,
providing a Savings Plan transaction to employees of
some group subsidiaries abroad, similar to the terms
mentioned in the previous resolution; the total
number of shares that shall not exceed 2,000,000, the
 total amount of capital increases decided by virtue
of the present resolution and the previous one shall
not give right to a total number of shares, which
shall exceed 6,000,000; to take all necessary
measures and accomplish all necessary formalities; to
 charge the share issuance costs against the related
premiums and deduct from the premiums the amount
necessary to raise the legal reserve to one tenth of
the new capital resulting from such capital increase;
 this authorization supersedes the authorization
granted by the shareholders' meeting of 17 APR 2008
in its Resolution 23; [Authority expires for a 18-
month period]

PROPOSAL #E.15: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO
  TICKER:                N/A             CUSIP:     P25625107
  MEETING DATE:          8/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the capital of the                       ISSUER          YES        AGAINST           AGAINST
Company in USD 550,000,000 by the issuance of payment
 shares, in order to increase the current capital
from USD 379,443,645.64 to USD 929,443,645.64 the
number of shares in which the social capital is
divided, up to  date corresponds to 149,448,112
shares, which will be increased in the number of
shares to be approved during this extraordinary

PROPOSAL #2.: Approve, up to 10% of the issuance of                        ISSUER          YES        AGAINST           AGAINST
these payment shares will be assigned to Compensation
 Programs for workers of the Company that will be
elaborated by the Board of Directors through a
Subscription Option Plan of shares, during a period
of up to 5 years from the date of the extraordinary
shareholders meeting

PROPOSAL #3.: Authorize the Board of Directors for                         ISSUER          YES        AGAINST           AGAINST
the fixation of the price to trade the shares in the

PROPOSAL #4.: Approve the modifications to the social                      ISSUER          YES        AGAINST           AGAINST
 statutes deemed necessary

PROPOSAL #5.: Adopt all necessary actions in order to                      ISSUER          YES        AGAINST           AGAINST
 legalize and make effective the modifications agreed
 during this session

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO
  TICKER:                N/A             CUSIP:     P25625107
  MEETING DATE:          4/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to disregard the decision of                         ISSUER          YES          FOR               FOR
increasing the capital for the amount of USD
550,000,000 and the issuance of 13,250,777 shares,
without nominal value, as it was agreed during the
extraordinary shareholders meeting that took place on
 04 AUG 2008, and consequently the capital of the
Company will remain in USD 379,443,645.64,
represented by 149,448,112 shares without nominal
value, totally subscribed and paid

PROPOSAL #2.: Amend the Articles 5 and 6 of the                            ISSUER          YES          FOR               FOR
Social Statutes, and to revoke the unique transitory

PROPOSAL #3.: Adopt the all other necessary                                ISSUER          YES          FOR               FOR
agreements in order to implement the previous ones

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO
  TICKER:                N/A             CUSIP:     P25625107
  MEETING DATE:          4/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, balance and                       ISSUER          YES          FOR               FOR
financial statements for the YE 2008 as well as the
report of Independent Auditors

PROPOSAL #2.: Approve the dividends policy and                             ISSUER          YES          FOR               FOR
proposal of earnings distribution

PROPOSAL #3.: Appoint the Independent Auditors of the                      ISSUER          YES          FOR               FOR
 Company

PROPOSAL #4.: Approve the compensation for the                             ISSUER          YES          FOR               FOR
Directors

PROPOSAL #5.: Approve the compensation for the                             ISSUER          YES          FOR               FOR
Directors Committee Members and the corresponding
budget

PROPOSAL #6.: Appoint the rating agencies for the                          ISSUER          YES          FOR               FOR
Company

PROPOSAL #7.: Receive on operations referred to in                         ISSUER          YES          FOR               FOR
Articles 44 and 93 of Law number 18,046 of

PROPOSAL #8.: Other matters                                                ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAP SA CAP COMPANIA DE ACEROS DEL PACIFICO
  TICKER:                N/A             CUSIP:     P25625107
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect and total replacement of the                           ISSUER          YES        AGAINST           AGAINST
Members of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAPCOM CO.,LTD.
  TICKER:                N/A             CUSIP:     J05187109
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Retirement Allowance for                             ISSUER          YES        AGAINST           AGAINST
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #6.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAPITA GROUP
  TICKER:                N/A             CUSIP:     G1846J115
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the final accounts and the                           ISSUER          YES          FOR               FOR
reports of the Directors and the Auditors

PROPOSAL #2.: Receive and approve the Directors'                           ISSUER          YES          FOR               FOR
remuneration report

PROPOSAL #3.: Declare a final dividend of 9.6p per                         ISSUER          YES          FOR               FOR
ordinary share of the Company

PROPOSAL #4.: Re-elect Mr. Eric Walters as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. Gordon Hurst as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Elect Ms. Maggi Bell as a Director                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7.: Re-appoint Ernst and Young LLP as the                        ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #8.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Ernst and Young LLP

PROPOSAL #9.: Authorize the Directors to allot shares                      ISSUER          YES          FOR               FOR
 pursuant to Section 80(1) of the Companies Act 1985

PROPOSAL #S.10: Approve to disapply statutory pre-                         ISSUER          YES          FOR               FOR
emption rights pursuant to Section 95 of the
Companies Act 1985

PROPOSAL #S.11: Approve to renew the Company's                             ISSUER          YES          FOR               FOR
authority to make market purchases of its own
ordinary shares

PROPOSAL #S.12: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company

PROPOSAL #S.13: Approve the notice for the general                         ISSUER          YES          FOR               FOR
meetings be not less than 14 clear days

PROPOSAL #S.14: Approve the change of the Company                          ISSUER          YES          FOR               FOR
name to Capita Plc

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAPITAL SECURITIES CORP
  TICKER:                N/A             CUSIP:     Y11003103
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of buyback                             ISSUER          NO           N/A               N/A
treasury stock

PROPOSAL #A.4: To report the status of asset                               ISSUER          NO           N/A               N/A
impairments

PROPOSAL #A.5: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve the issuance of securities via                      ISSUER          YES          FOR               FOR
 private placement

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Elect Mr. Hwang Jyh Dean [ID No.                            ISSUER          YES          FOR               FOR
T120881240] as an Independent Director

PROPOSAL #B.6: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAPITALAND LTD
  TICKER:                N/A             CUSIP:     Y10923103
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited financial statements for the YE 31 DEC
2008 and the Auditors report thereon

PROPOSAL #2.: Declare a first and final 1-tier                             ISSUER          YES          FOR               FOR
dividend of SGD 0.055 per share and a special 1-tier
dividend of SGD 0.015 per share for the year ended 31
 DEC 2008

PROPOSAL #3.: Approve the Directors fees of SGD                            ISSUER          YES          FOR               FOR
1,137,555 for the YE 31 DEC 2008, [2007: SGD

PROPOSAL #4.1: Re-appoint Dr. Hu Tsu Tau as a                              ISSUER          YES          FOR               FOR
Director, who retires under Section 153[6] of the
Companies Act, Chapter 50 of Singapore,to hold office
 from the date of this AGM until the next AGM

PROPOSAL #4.2: Re-appoint Mr. Lim Chin Beng as a                           ISSUER          YES          FOR               FOR
Director, who retires under Section 153[6] of the
Companies Act, Chapter 50 of Singapore, to hold
office from the date of this AGM until the next AGM

PROPOSAL #4.3: Re-appoint Mr. Richard Edward Hale as                       ISSUER          YES          FOR               FOR
a Director, who retires under Section 153[6] of the
Companies Act, Chapter 50 of Singapore, to hold
office from the date of this AGM until the next AGM

PROPOSAL #5.1: Re-elect Mr. James Koh Cher Siang as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation pursuant to
Article 95 of the Articles of Association of the

PROPOSAL #5.2: Re-elect Mrs. Arfat Pannir Selvam as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation pursuant to
Article 95 of the Articles of Association of the

PROPOSAL #5.3: Re-elect Prof. Kenneth Stuart Courtis                       ISSUER          YES          FOR               FOR
as a Director, who retires by rotation pursuant to
Article 95 of the Articles of Association of the
Company

PROPOSAL #6.: Re-appoint Messrs KPMG LLP as Auditors                       ISSUER          YES          FOR               FOR
of the Company and authorise the Directors to fix
their remuneration.

PROPOSAL #7.: Transact other business                                      ISSUER          NO           N/A               N/A

PROPOSAL #8.A: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 pursuant to Section 161 of the Companies Act,
Chapter 50 of Singapore, to: issue shares in the
capital of the Company [shares] whether by way of
rights, bonus or otherwise; and/or make or grant
offers, agreements or options [collectively,
Instruments that might or would require shares to be
issued, including but not limited to the creation and
 issue of as well as adjustments to warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit, and [notwithstanding the authority
conferred by this Resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
Resolution was in force, provided that: the aggregate
 number of shares to be issued pursuant to this
Resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution] does not exceed 50% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company [as calculated in
accordance with this Resolution], of which the
aggregate number of shares to be issued other than on
 a pro rata basis to shareholders of the Company
[including shares to be issued in pursuance of
Instruments made or granted pursuant to this
Resolution] does not exceed 10% of the total number
of issued shares [excluding treasury shares] in the
capital of the Company [as calculated in accordance
with this Resolution]; [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST] for the
purpose of determining the aggregate number of shares
 that may be issued under this Resolution, the total
number of issued shares [excluding treasury shares]
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this Resolution is passed, after
adjusting for: new shares arising from the conversion
 or exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this Resolution
 is passed; and any subsequent bonus issue,
consolidation or subdivision of shares; in exercising
 the authority conferred by this Resolution, the
Company shall comply with the provisions of the
Listing Manual of the SGX-ST for the time being in
force [unless such compliance has been waived by the
SGX-ST] and the Articles of Association for the time
being of the Company; [Authority expires the earlier
or at the conclusion of the next AGM of the Company

PROPOSAL #8.B: Authorize the Directors to grant                            ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the
CapitaLand Performance Share Plan [Performance Share
Plan] and/or the CapitaLand Restricted Stock Plan
[Restricted Stock Plan]; and to allot and issue from
time to time such number of shares in the Company as
may be required to be issued pursuant to the exercise
 of options under the CapitaLand Share Option Plan
and/or such number of fully paid shares in the
Company as may be required to be issued pursuant to
the vesting of awards under the Performance Share
Plan and/or the Restricted Stock Plan, provided that:
 the aggregate number of shares to be issued pursuant
 to options granted under the CapitaLand Share Option
 Plan and the vesting of awards granted or to be
granted under the Performance Share Plan and the
Restricted Stock Plan shall not exceed 15% of the
total number of issued shares [excluding treasury
shares] in the capital of the Company from time to
time; and the aggregate number of new shares under
awards which may be granted pursuant to the
Performance Share Plan and the Restricted Stock Plan;
 [Authority expires during the period commencing from
 the date of this AGM and ending on the date of the
next AGM of the Company or the date by which the next
 AGM of the Company is required by law to be held],
shall not exceed 2% of the total number of issued
shares [excluding treasury shares] in the capital of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAPITALAND LTD
  TICKER:                N/A             CUSIP:     Y10923103
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
and approve the [the Share Purchase Mandate], for the
 purposes of Sections 76C and 76E of the Companies
Act, Chapter 50 [the Companies Act], to purchase or
otherwise acquire ordinary shares in the capital of
the Company [Shares] not exceeding in aggregate the
Maximum Limit [as hereafter defined), at such price
or prices as may be determined by the Directors from
time to time up to the Maximum Price [as hereafter
defined], whether by way of: [i] market purchase[s]
on the Singapore Exchange Securities Trading Limited
[SGX-ST] and/or any other stock exchange on which the
 Shares may for the time being be listed and quoted
[Other Exchange]; and/or[ii] off-market purchase[s]
[if effected otherwise than on the SGX-ST or, as the
case may be, Other Exchange] in accordance with any
equal access scheme[s] as may be determined or
formulated by the Directors as they consider fit,
which scheme[s] shall satisfy all the conditions
prescribed by the Companies Act, and otherwise in
accordance with all other laws and regulations and
rules of the SGX-ST or, as the case may be, Other
Exchange as may for the time being be applicable;
[Authority expires the earlier of the date on which
the next Annual General Meeting of the Company is
held; or the date by which the next Annual General
Meeting of the Company is required by law to be held
and authorize the Directors of the Company and/or any
 of them to complete and do all such acts and things
[including executing such documents as may be
required] as they and/or he may consider expedient or
 necessary to give effect to the transactions
contemplated and/or authorized by this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CAPITAMALL TRUST
  TICKER:                N/A             CUSIP:     Y1100L160
  MEETING DATE:          3/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve, subject to and contingent                          ISSUER          YES          FOR               FOR
upon the passing of Resolution 2,  for the issue of
new units in CMT [Rights Units] under the
underwritten and renounceable rights issue [the
Rights Issue] pursuant to the rights ratio of 9
Rights Units for every 10 existing units in CMT
[Units, and the basis of the rights issue, the Rights
 Ratio] [the Rights Issue Books Closure Date] in the
manner described in the circular to unitholders of
CMT [Unitholders] dated 09 FEB 2009 [the Circular]
issued by CapitaMall Trust Management Limited, as
manager of CMT [the Manager]; the rights issue shall
be carried out on the terms of and subject to the
conditions as specified below and/or otherwise on
such terms and conditions as the Manager may think
fit a) that the provisional allotments of the rights
units under the rights issue shall be made on an
underwritten and renounceable basis to unitholders
with units standing to the credit of their securities
 accounts with The Central Depository (Pte) Limited
[CDP] and whose registered addresses with CDP are in
Singapore as at the rights issue books closure date
or who have, at least 3 market days prior to the
rights issue books closure date, provided CDP with
addresses in Singapore for the service of notices and
 documents, including entitled qualified
institutional buyers QIBs]1 and such Unitholders who
the Manager, on behalf of CMT, and DBS Bank Ltd and
J.P. Morgan (S.E.A.) Limited [the Joint Lead Managers
 and Underwriters] agree, may be offered Rights Units
 without breaching applicable securities laws
[Eligible Unitholders]; b) no provisional allotments
of Rights Units shall be made in favour of
Unitholders other than Eligible Unitholders; c) the
provisional allotments of rights units not taken up
or allotted for any reason shall be used to satisfy
applications for excess rights units [Excess Rights
Units] [if any] as the Manager may, in its
discretion, deem fit; and d) the rights issue shall
be underwritten by the Joint Lead Managers and
Underwriters, on the terms of the management and
underwriting agreement dated 09 FEB2009 entered into
between the Manager and the Joint Lead Managers and
Underwriters; the increase in the number of potential
 Units which will be issued upon the conversion of
the CMT SGD 650,000,000 1.0% convertible bonds due
2013 [the Convertible Bonds] as a result of the
adjustments to the conversion price of the
Convertible Bonds arising from the rights issue; and
the Manager, any director of the Manager and the
Trustee severally authorized to complete and do all
such acts and things [including executing all such
documents as may be required] as the Manager, such
director of the Manager or, as the case may be, the
Trustee may consider expedient or necessary or in the
 interests of CMT to give effect to the rights issue
and to allow the rights units to participate in any
distributions which may accrue for the period from 01
 JAN 2009, notwithstanding that the rights units are

PROPOSAL #O.2: Approve, subject to the conditions in                       ISSUER          YES          FOR               FOR
the letter from the Securities Industry Council dated
 03 FEB 2009 being fulfilled, the unitholders, other
than CapitaLand Limited [CapitaLand], parties acting
in concert with it and parties which are not
independent of CapitaLand, hereby [on a poll taken]
waive their rights to receive a mandatory take-over
offer from CapitaLand and parties acting in concert
with it, which includes i) the wholly-owned
subsidiaries of CapitaLand which holds either a
direct or indirect interest in Units, being
CapitaLand Financial Limited, CapitaLand RECM Pte.
Ltd., the Manager, CapitaLand Retail Limited, Albert
Complex Pte Ltd, Pyramex Investments Pte Ltd and
Premier Healthcare Services International Pte Ltd and
 ii) any existing subsidiaries of CapitaLand and new
subsidiaries set up by CapitaLand to hold Units which
 will be subscribing for rights units under the
rights issue, for all the units not already owned by
CapitaLand and parties acting in concert with it, in
the event that they acquire a sufficient number of
rights units through taking up provisional allotments
 of rights units issued and allotted to them and, if
applicable, through applying for excess rights units
pursuant to the rights issue and/or subscribing for
rights units pursuant to the commitment agreement
dated 09 FEB 2009 entered into between CapitaLand and
 the Joint Lead Managers and underwriters, which
would otherwise result in a mandatory offer
obligation pursuant to Rule 14 of the Singapore Code
on Take overs and Mergers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CARLSBERG AS
  TICKER:                N/A             CUSIP:     K36628137
  MEETING DATE:          3/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report on the activities of                      ISSUER          YES          FOR               FOR
 the Company in the past year

PROPOSAL #2.: Approve the audited annual report and                        ISSUER          YES          FOR               FOR
grant discharge to the Board of Directors and the
Executive Board from their obligations

PROPOSAL #3.: Approve the distribution of the profit                       ISSUER          YES          FOR               FOR
for the year, including declaration of the dividends

PROPOSAL #4.: Authorize the Board of Directors of                          ISSUER          YES          FOR               FOR
Carlsberg A/S, with reference to Section 48 of the
Danish Public Companies Act, to acquire treasury
shares at a nominal value of up to 10% of the nominal
 share capital at the price quoted on the Copenhagen
Stock Exchange at the time of acquisition with a
deviation of up to 10%; [Authority expires at the end
 of next AGM]

PROPOSAL #5.A: Authorize the Board of Directors, in                        ISSUER          YES        AGAINST           AGAINST
the Articles 9[1], Articles 13[1], Articles 13[4], to
 increase the share capital of the Company by total
up to DKK 10,000,000 B-shares to be offered to the
employees of the Company; approve, to issue
convertible bonds to a maximum amount of DKK
639,000,000, and to raise loans by up to a maximum
amount of DKK 200,000,000 against bonds or other
instruments of debt with a right to interest, the
size of which is entirely or partly related to the
dividend paid by the Company as specified

PROPOSAL #5.B: Amend the Articles 11[3] of the                             ISSUER          YES          FOR               FOR
Articles of Association as specified

PROPOSAL #6.: Approve, pursuant to the Article 27[3-                       ISSUER          YES        AGAINST           AGAINST
4] of the Articles of Association, Managing Director
Mr. Jens Bigum retires from the Board of Directors
and according to the Article 27[3] of the Articles of
 Association, Professor, D. Pharm. Povl Krogsgaard-
Larsen and Professor, D. Econ, Niels Kaergard and
Henning B. Dyremose who will retire from the Board of
 Directors by rotation, Henning Dyremose stands down;
 re-elect Povl Krogsgaard-Larsen and Niels Kaergard
and Richard Burrows and Kees van der Graaf be elected
 as new members of the Board of Directors

PROPOSAL #7.: Appoint the KPMG Statsautoriseret                            ISSUER          YES          FOR               FOR
Revisionspartnerselskab as state-authorized Public
accountant to audit the accounts for the current year

PROPOSAL #8.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
carry out any such changes and amendments in the
material approved, in the Articles of Association and
 in other relations which the Danish Commerce and
Companies Agency may require in order to register the
 material approved at the AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CARREFOUR SA
  TICKER:                N/A             CUSIP:     F13923119
  MEETING DATE:          7/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Ratify the appointment of Mr. Bernard                       ISSUER          YES          FOR               FOR
Arnault as a Member of the Supervisory Board, to
replace Mr. Robert Halley, for the remainder of Mr.
Robert Halley's term of office

PROPOSAL #E.2: Approve to decides that the Company,                        ISSUER          YES          FOR               FOR
instead of being ruled by an Executive Committee and
a Supervisory Board, shall be rule d by a Board of
Director and a General Manager, it notes that the
present resolution cancels the terms of office of the
 Members of the Executive Committee and of the
Supervisory Board

PROPOSAL #E.3: Approve to cancel the drawing from a                        ISSUER          YES          FOR               FOR
distributable profit of the required sum to be paid
to the shareholders, as first dividend, i.e a 6%
interest on the amount released and not refunded
their shares

PROPOSAL #E.4: Approve to overhaul the Articles of                         ISSUER          YES          FOR               FOR
the Bylaws in order to adapt them to the legal
provisions in force

PROPOSAL #E.5: Adopt the Resolutions 2, 3 and 4, and                       ISSUER          YES        AGAINST           AGAINST
approve to transfer to the Board of Directors the
authorization previously granted to the Executive
Committee by the extraordinary shareholders' meetings
 of 15 APR 2008 [Resolutions 12, 13, 14] and 30 APR
2007 [Resolution 10]

PROPOSAL #O.6: Adopt the Resolutions 2, 3 and 4, and                       ISSUER          YES        AGAINST           AGAINST
approve to transfer to the Board of Directors the
authorization previously granted to the Executive
Committee by the ordinary shareholders' meeting of 15
 APR 2008 in its Resolution 11

PROPOSAL #O.7: Adopt the Resolutions 2, 3 and 4, and                       ISSUER          YES          FOR               FOR
appoint Mr. Rene Abate as a Director

PROPOSAL #O.8: Adopt the Resolutions 2, 3 and 4, and                       ISSUER          YES          FOR               FOR
appoint Mr. Bernard Arnault as a Director

PROPOSAL #O.9: Adopt the Resolutions 2, 3 and 4, and                       ISSUER          YES          FOR               FOR
appoint Mr. Sebastien Bazin as a Director

PROPOSAL #O.10: Adopt the Resolutions 2, 3 and 4, and                      ISSUER          YES          FOR               FOR
 appoint Mr. Nicolas Bazire as a Director

PROPOSAL #O.11: Adopt the Resolutions 2, 3 and 4, and                      ISSUER          YES          FOR               FOR
 appoint Mr. Jean Laurent Bonnafe as a Director

PROPOSAL #O.12: Adopt the Resolutions 2, 3 and 4, and                      ISSUER          YES          FOR               FOR
 appoint Mr. Thierry Breton as a Director

PROPOSAL #O.13: Adopt the Resolutions 2, 3 and 4,                          ISSUER          YES          FOR               FOR
appoint Mr. Rene Brillet as a Director

PROPOSAL #O.14: Adopt the Resolutions 2, 3 and 4, and                      ISSUER          YES          FOR               FOR
 appoint Mr. Charles Edelstenne as a Director

PROPOSAL #O.15: Adopt the Resolutions 2, 3 and 4, and                      ISSUER          YES          FOR               FOR
 appoint Mr. Jean Martin Folz as a Director

PROPOSAL #O.16: Adopt the Resolutions 2, 3 and 4, and                      ISSUER          YES          FOR               FOR
 appoint Mr. Jose Luis Leal Maldonado as a Director

PROPOSAL #O.17: Adopt the Resolutions 2, 3 and 4, and                      ISSUER          YES          FOR               FOR
 appoint Mr. Amauryde Seze as a Dirrector

PROPOSAL #O.18: Adopt the Rresolutions 2, 3 and 4,                         ISSUER          YES          FOR               FOR
and appoint Mrs. Anne Claire Taittinger as a Director

PROPOSAL #O.19: Adopt the Resolutions 2, 3 and 4, and                      ISSUER          YES          FOR               FOR
 appoint the Members of the Board of Directors for a
3 year period

PROPOSAL #O.20: Adopt the Resolutions 2, 3 and 4, and                      ISSUER          YES          FOR               FOR
 approve to award total annual fees of EUR 900,000.00
 to the Board of Directors

PROPOSAL #O.21: Grants full powers to the bearer of                        ISSUER          YES          FOR               FOR
an original, a copy or extract of the minutes of this
 meeting to carry out all filings, publications and
other formalities prescribed By-Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CARREFOUR SA, PARIS
  TICKER:                N/A             CUSIP:     F13923119
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
discharge Directors

PROPOSAL #O.2: Approve to accept the consolidated                          ISSUER          YES          FOR               FOR
financial statements and statutory reports

PROPOSAL #O.3: Approve the transaction with Mr. Jose                       ISSUER          YES          FOR               FOR
Luis Duran regarding severance payments

PROPOSAL #O.4: Approve the transaction with Mr. Lars                       ISSUER          YES          FOR               FOR
Olofsson regarding severance payments

PROPOSAL #O.5: Approve the treatment of losses and                         ISSUER          YES          FOR               FOR
dividends of EUR 1.08 per share

PROPOSAL #O.6: Elect Mr. Lars Olofsson as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #O.7: Re-elect Mr. Rene Abate as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #O.8: Re-elect Mr. Nicolas Bazire as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.9: Re-elect Mr. Jean Martin Folz as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.10: Re-appoint Deloitte and Associes as                        ISSUER          YES        AGAINST           AGAINST
the Auditor and Beas as Alternate Auditor

PROPOSAL #O.11: Re-appoint KPMG as the Auditor                             ISSUER          YES        AGAINST           AGAINST

PROPOSAL #O.12: Ratify Mr. Bernard Perod as the                            ISSUER          YES        AGAINST           AGAINST
Alternate Auditor

PROPOSAL #O.13: Grant authority for the repurchase of                      ISSUER          YES        AGAINST           AGAINST
 up to 10% of issued capital

PROPOSAL #E.14: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.15: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity linked securities with preemptive
rights up to aggregate nominal amount of EUR 500
million

PROPOSAL #E.16: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity linked securities without preemptive
 rights up to an aggregate nominal amount of EUR 350
million

PROPOSAL #E.17: Authorize the Board to increase                            ISSUER          YES        AGAINST           AGAINST
capital in the event of additional demand related to
delegation submitted to shareholder vote above

PROPOSAL #E.18: Grant authority for the                                    ISSUER          YES          FOR               FOR
capitalization of reserves of up to EUR 500 million
for bonus issue or increase in par value

PROPOSAL #E.19: Grant authority for the issued                             ISSUER          YES        AGAINST           AGAINST
capital up to 3% for use in Stock Option Plan

PROPOSAL #E.20: Grant authority for the issued                             ISSUER          YES        AGAINST           AGAINST
capital up to 0.2% for use in restricted Stock Plan

PROPOSAL #E.21: Approve Employee Stock Purchase Plan                       ISSUER          YES          FOR               FOR

PROPOSAL #E.22: Approve Employee Stock Purchase Plan                       ISSUER          YES          FOR               FOR
for international employees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CARSO GLOBAL TELECOM S A DE C V
  TICKER:                N/A             CUSIP:     P2142R108
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Proposal and, as the case may be,                            ISSUER          NO           N/A               N/A
approval to amend several Articles of the Company's
Corporate ByLaws; resolutions in connection thereto

PROPOSAL #II.: Appointment of delegates to comply                          ISSUER          NO           N/A               N/A
with the resolutions adopted by this meeting and, as
the case may be, to formalize them as applicable;
resolutions in connection thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CARSO GLOBAL TELECOM S A DE C V
  TICKER:                N/A             CUSIP:     P2142R108
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Presentation and, as the case may be,                        ISSUER          NO           N/A               N/A
approval of the general Director's report prepared in
 accordance with Article 172 of the general
corporation and Partnership Law and 44 Paragraph XI
of the Securities Market Law, together with the
External Auditor's certificate, in respect to the
Company's transactions and results for the FYE 31 DEC
 2008, as well as the Board of Directors, opinion on
such report, presentation and, as the case may be,
approval of the Board of Directors, report referred
to in Article 172, Section b) of the general
corporation and partnership law containing the main
accounting and information policies and criteria
followed in the preparation of the Company's
financial information, presentation and, as the case
may be, approval of the report on the activities and
transactions in which the Board participated under
Article 28 IV (e) of the Securities Market Law,
presentation and, as the case may be, approval of the
 Company's individual and consolidated financial
statements as of 31 DEC 2008, as of 31 DEC 2008, and
allocation of the FY profits, presentation and, as
the case may be, approval of the annual report on the
 activities carried out by the Audit Committee under
Article 43 of the Securities Market Law and the
report on the Company's subsidiaries, presentation
and, as the case may be, approval of the report on
the compliance with the obligation contained in
Article 86, Paragraph XX of the Income Tax Law
corresponding to the presentation of the
shareholders, meeting report on the compliance with

PROPOSAL #II.: Presentation and, as the case may be,                       ISSUER          NO           N/A               N/A
approval of the proposal for the allocation of
profits; resolutions in connection thereto

PROPOSAL #III.: Ratification, as the case may be, of                       ISSUER          NO           N/A               N/A
the Board of Directors, and the general Director,
performance for the FY 2008 and appointment or
ratification, as the case may be, of the persons that
 will be members of the Company's Board of Directors
and other bodies, having previously evaluated their
independence, as the case may be, as well as the
Chairman of the Audit Committee, as well as,
determination of the relevant compensations;
resolutions in connection thereto

PROPOSAL #IV.: Proposal and, as the case may be,                           ISSUER          NO           N/A               N/A
approval of he maximum amount of funds that may be
used fort he acquisition of own shares for the FY
2009, as well as proposal and, as the case may be,
approval on the provisions and policies regarding the
 acquisition of own shares; resolutions in connection
 thereto

PROPOSAL #V.: Appointment of delegates to comply the                       ISSUER          NO           N/A               N/A
resolutions adopted by this meeting and, as the case
may be, to formalize them as applicable; resolutions
in connection thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CARSO INFRAESTRUCTURA Y CONSTRUCCION SA DE CV, CIU
  TICKER:                N/A             CUSIP:     P20887108
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Amend various Articles of the Corporate                      ISSUER          YES        AGAINST           AGAINST
 Bylaws; resolutions in this regard

PROPOSAL #II.: Approve the resolutions regarding the                       ISSUER          YES          FOR               FOR
formalization and fulfillment of the resolutions that
 the meeting passes and designation of Special

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CARSO INFRAESTRUCTURA Y CONSTRUCCION SA DE CV, CIU
  TICKER:                N/A             CUSIP:     P20887108
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation, for the                            ISSUER          YES          FOR               FOR
appropriate purposes of the report from the chief
executive officer regarding the progress and the
operations of the Company for the FY that ended on 31
 DEC 2008, which includes the financial statements to
 that date and the opinion of the outside Auditor, of
 the opinion and of the reports from the Board of
Directors that is referred to in lines C, D and E of
Part IV of Article 28 of the Securities Market Law,
of the report from the Corporate practices and audit
Committee, and of the report regarding the
fulfillment of tax obligations; resolutions in this

PROPOSAL #2.: Approve a proposal in relation to the                        ISSUER          YES          FOR               FOR
allocation of profit; resolutions in this regard

PROPOSAL #3.: Ratify the term in office of the Board                       ISSUER          YES          FOR               FOR
of Directors and of the Chief Executive Officer for
the 2008 FY; resolutions in this regard

PROPOSAL #4.: Approve the designation or                                   ISSUER          YES        AGAINST           AGAINST
ratification, as the case may be, of the Members and
Officers of the Board of Directors and of the
chairperson and, if relevant, of the Members of the
corporate practices and Audit Committee, passage of
the resolutions in this regard of those relative to
the classification of the independence of the Members
 Board of Directors and for compensation, as well as,
 of the others that derive from all of the above

PROPOSAL #5.: Approve the resolutions regarding                            ISSUER          YES          FOR               FOR
formalization and fulfillment of the resolutions that
 the meeting passes, and the designation of special
delegates

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CASINO GUICHARD PERRACHON, SAINT ETIENNE
  TICKER:                N/A             CUSIP:     F14133106
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE on 31 DEC 2008

PROPOSAL #O.3: Approve the distribution of profits-                        ISSUER          YES          FOR               FOR
fixation of the dividend

PROPOSAL #O.4: Approve the agreements referred to in                       ISSUER          YES          FOR               FOR
Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Authorize the Company to purchase its                       ISSUER          YES        AGAINST           AGAINST
own shares

PROPOSAL #O.6: Appoint Mr. Pierre Giacometti as a                          ISSUER          YES          FOR               FOR
Board Member

PROPOSAL #O.7: Approve to renew Mr. Abilio Dos Santos                      ISSUER          YES          FOR               FOR
 Diniz's mandate as a Board Member for 3 years

PROPOSAL #O.8: Approve to renew Mr. Pierre                                 ISSUER          YES          FOR               FOR
Giacometti's mandate as a Board Member for 3 years

PROPOSAL #O.9: Approve to renew Mr. Henri Giscard                          ISSUER          YES          FOR               FOR
D'estaing's mandate as a Board Member for 3 years

PROPOSAL #O.10: Approve to renew Mr. Philippe Houze's                      ISSUER          YES          FOR               FOR
 mandate as a Board Member for 3 years

PROPOSAL #O.11: Approve to renew Mr. Marc Ladreit De                       ISSUER          YES          FOR               FOR
Lacharriere's mandate as a Board Member for 3 years

PROPOSAL #O.12: Approve to renew Mr. Jean-Charles                          ISSUER          YES          FOR               FOR
Naouri's mandate as a Board Member for 3 years

PROPOSAL #O.13: Approve to renew Mr. Gilles                                ISSUER          YES          FOR               FOR
Pinoncely's mandate as a Board Member for 3 years

PROPOSAL #O.14: Approve to renew Mr. Gerald De                             ISSUER          YES          FOR               FOR
Roquemaurel's mandate as a Board Member for 3 years

PROPOSAL #O.15: Approve to renew Mr. David De                              ISSUER          YES          FOR               FOR
Rothschild's mandate as a Board Member for 3 years

PROPOSAL #O.16: Approve to renew Mr. Frederic Saint-                       ISSUER          YES          FOR               FOR
Geours's mandate as a Board Member for 3 years

PROPOSAL #O.17: Approve to renew Euris Company's                           ISSUER          YES          FOR               FOR
mandate as the Board Member for 3 years

PROPOSAL #O.18: Approve to renew Finatis Company's                         ISSUER          YES          FOR               FOR
mandate as the Board Member for 3 years

PROPOSAL #O.19: Approve to renew Matignon-Diderot                          ISSUER          YES          FOR               FOR
Company's mandate as the Board Member for 3 years

PROPOSAL #O.20: Approve to renew Omnuim De Commerce                        ISSUER          YES          FOR               FOR
Et De Participations OCP Company's mandate as the
Board Member for 3 years

PROPOSAL #O.21: Appoint Mr. Jean-Dominique Comolli as                      ISSUER          YES          FOR               FOR
 a Board Member

PROPOSAL #O.22: Appoint Ms. Rose-Marie Van Lerberghe                       ISSUER          YES          FOR               FOR
as a Board Member

PROPOSAL #O.23: Approve the attendance allowances                          ISSUER          YES          FOR               FOR
allocated to the Board of Directors

PROPOSAL #O.24: Appoint Ms. Marie-Paule Degeilh, of                        ISSUER          YES          FOR               FOR
the Didier Kling & Associes Office, as the Temporary
Statutory Auditor

PROPOSAL #E.25: Approve the conversion of the shares                       ISSUER          YES          FOR               FOR
with preferential dividend, without voting right,
into common shares

PROPOSAL #E.26: Approve the modification of the                            ISSUER          YES          FOR               FOR
statutes

PROPOSAL #E.27: Authorize the Board of Directors and                       ISSUER          YES          FOR               FOR
to the Chairman

PROPOSAL #E.28: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to issue shares or securities giving right to
the allocation of new or existing shares of the
Company or existing shares of any Company which it
held directly or indirectly more than 50% of the
capital, or debt securities, with maintenance of
preferential subscription rights, in case of issuance
 of new shares

PROPOSAL #E.29: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to issue shares or securities giving right to
the allocation of new or existing shares of the
Company or existing shares of any company which it
held directly or indirectly more than 50% of the
capital, or debt securities, with cancellation of
preferential subscription rights, in case of issuance
 of new shares

PROPOSAL #E.30: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
the effect of fixing the price of the issue achieved
without preferential subscription rights under the
terms determined by the general assembly, under
Article L.225-136 of the Commercial Code

PROPOSAL #E.31: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the number of securities to be issued under
capital increases made with or without preferential
subscription rights

PROPOSAL #E.32: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase capital by incorporation of
reserves, profits, premiums or other amounts whose
capitalization is accepted

PROPOSAL #E.33: Authorize the Board of Directors,                          ISSUER          YES          FOR               FOR
within the limit of 10% of the Company's capital, to
issue shares or securities giving access to capital,
in order to remunerate contributions in kind made to
the Company and consist of equity securities or
securities giving access to capital

PROPOSAL #E.34: Authorize the Board of Directors on                        ISSUER          YES        AGAINST           AGAINST
overall limitation of the financial

PROPOSAL #E.35: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to issue shares or securities giving access to
capital, in case of a public offer implemented by
Casino, Guichard-Perrachon for another listed company
 with cancellation of preferential subscription right

PROPOSAL #E.36: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to decide, during a public offer period for the
 Company, the issuance of warrants for the
subscription to the Company's shares, on preferential
 terms, including their free allocation to all
Company's shareholders

PROPOSAL #E.37: Grant authority to issue, by any                           ISSUER          YES        AGAINST           AGAINST
Company which holds more than 50% of the Casino
Guichard-Perrachon Company's capital, securities of
the issuing Company, giving right to the allocation
of the Company's existing shares

PROPOSAL #E.38: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase the share capital and/or to yield
the treasury shares, for the benefit of employees

PROPOSAL #E.39: Grant authority to reduce share                            ISSUER          YES          FOR               FOR
capital by cancellation of treasury shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CASIO COMPUTER CO.,LTD.
  TICKER:                N/A             CUSIP:     J05250139
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by  Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CASTROL INDIA LTD
  TICKER:                N/A             CUSIP:     Y1143S115
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited profit and loss account for the YE
31 DEC 2008 and the balance sheet as at that date and
 the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend on                                  ISSUER          YES          FOR               FOR
12,36,40,298 equity shares for the YE 31 DEC 2008

PROPOSAL #3.: Re-appoint Mr. R. Gopalakrishnan as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. A. P. Mehta as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint S.R. Batliboi & Company                              ISSUER          YES          FOR               FOR
Chartered Accountants, as the Auditors of the
Company, to hold from the conclusion of this meeting
until the conclusion of the next AGM; and approve the
 remuneration payable together with the out-of-pocket
 expenses, if any, and the installments in which the
remuneration is payable to the Auditors shall be such
 as shall be mutually agreed upon between the Board
of Directors and the Auditors

PROPOSAL #6.: Re-appoint Mr. S. Malekar as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #S.7: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 269, 309 and other applicable
provisions, if any of the Companies Act, 1956 [the
Act] read with Schedule XIII of the Act, the
appointment of Mr. S. Malekar as a Wholetime Director
 of the Company designated as Director for a period
of 5 years with effect from 01 MAY 2008 to 30 APR
2013 upon the terms and conditions including
remuneration and minimum remuneration as specified in
 the Agreement entered into by the Company with Mr.
Malekar; authorize the Board of Directors of the
Company to vary or increase the remuneration and
perquisites including the monetary value thereof as
specified in the said Agreement to the extent the
Board of Directors may consider appropriate, as may
be permitted or authorized in accordance with any
provision under the Act, for the time being in force
or any statutory modification or re-enactment thereof
 and/or any Rules or Regulations framed thereunder
and the terms of the aforesaid Agreement between the
Company and Mr. Malekar shall be suitably modified to
 give effect to such variation or increase as the
case may be

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CATCHER TECHNOLOGY CO LTD
  TICKER:                N/A             CUSIP:     Y1148A101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The indirect investment in People's                         ISSUER          NO           N/A               N/A
Republic of China

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, and staff bonus; proposed
stock dividend: 100 for 1,000 shares held

PROPOSAL #B.4: Approve the proposal of capital                             ISSUER          YES        AGAINST           AGAINST
injection by issuing new shares or convertible
Corporate bonds

PROPOSAL #B.5: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.8: Approve the adjustment to the                               ISSUER          YES          FOR               FOR
investment quota in People's Republic of China

PROPOSAL #B91.1: Elect Mr. Shui-Shu Hung                                   ISSUER          YES        AGAINST           AGAINST
representative of Kai-Yi Investment Co., Ltd/89811523
 as a Director

PROPOSAL #B91.2: Elect Mr. David Hung representative                       ISSUER          YES        AGAINST           AGAINST
of Kai-Yi Investment Co., Ltd/8911523 as a Director

PROPOSAL #B91.3: Elect Mr. Ping-Song Hsu, ID No.                           ISSUER          YES        AGAINST           AGAINST
A103593405 as a Director

PROPOSAL #B91.4: Elect Mr. William Yang, ID No.                            ISSUER          YES        AGAINST           AGAINST
D101032457 as a Director

PROPOSAL #B91.5: Elect Mr. Tsorng-Juu Liang, ID No.                        ISSUER          YES        AGAINST           AGAINST
S120639754 as a Director

PROPOSAL #B92.1: Elect Mr. Janice Lin representative                       ISSUER          YES        AGAINST           AGAINST
of Chia Wei Investment Co., Ltd/89811208 as a
Supervisor

PROPOSAL #B92.2: Elect Mr. Ming-Long Wong, ID No.                          ISSUER          YES        AGAINST           AGAINST
C100552048 as a Supervisor

PROPOSAL #B92.3: Elect Mr. Wen-Chieh Huang ID No.                          ISSUER          YES        AGAINST           AGAINST
K120002466 as a Supervisor

PROPOSAL #B.10: Approve the proposal to release the                        ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.11: Other issues and extraordinary motions                     ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CATHAY FINL HLDG LTD
  TICKER:                N/A             CUSIP:     Y11654103
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The same person or the same affiliate                       ISSUER          NO           N/A               N/A
who intends to possess more than the designated rate
of total voting shares of the same FHC report

PROPOSAL #A.4: The status of 2008 assets impairment                        ISSUER          NO           N/A               N/A

PROPOSAL #A.5: The status of subordinated unsecured                        ISSUER          NO           N/A               N/A
corporate bonds

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.5: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CATHAY PAC AWYS LTD
  TICKER:                N/A             CUSIP:     Y11757104
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Re-elect Mr. Chen Nan Lok Philip as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.B: Re-elect Mr. Fan Hung Ling Henry as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.C: Re-elect Mr. Lee Tin Chang Peter as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.D: Re-elect Mr. Vernon Francis Moore as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.E: Re-elect Mr. Christopher Dale Pratt as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #1.F: Re-elect Mr. So Chak Kwong Jack as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.G: Re-elect Mr. Tung Chee Chen Jack as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #1.H: Re-elect Mr. Antony Nigel Tyler as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.I: Elect Mr. Kong Dong as a Director                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1.J: Elect Mr. James Edward Hughes-Hallet                        ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #1.K: Elect Mr. Shiu Lan Sai Cheung as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Re-appoint KPMG as the Auditors and                          ISSUER          YES          FOR               FOR
authorize the Directors to fix their remuneration

PROPOSAL #3.: Authorize the Directors to make on-                          ISSUER          YES          FOR               FOR
market share repurchase [within the meaning of the
code on share repurchases], the aggregate nominal
amount of the Company's shares which may be
repurchased pursuant to the approval in this
resolution shall not exceed 10% of the aggregate
nominal amount of the shares in issue at the date of
passing this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law to be
held]

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares and
to make or grant offers, agreements and options which
 will or might require the exercise of such powers
during or after the end of the relevant period, the
aggregate nominal amount of shares allotted or agreed
 conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors, otherwise than pursuant to: i) a rights
issue; or ii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares,
shall not exceed the aggregate of 20% of the
aggregate nominal amount of the shares in issue at
the date of passing this resolution provided that the
 aggregate nominal amount of shares so allotted [or
so agreed conditionally or unconditionally to be
allotted] pursuant to this resolution wholly for cash
 shall not exceed 5% of the aggregate nominal amount
of the shares in issue at the date of passing this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CATHAY REAL ESTATE DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y11579102
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The audited reports                                         ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on Directors from participation in
competitive business

PROPOSAL #B.7: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CELESIO AG, STUTTGART
  TICKER:                N/A             CUSIP:     D1497R112
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisor board, the group financial
statements, the group annual report, and the reports
pursuant to sections 289(4) and 315(4) of the German
Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distribute profit of EUR 81,648,000 as follows:
payment of a dividend of EUR 0.48 per no-par share
ex-div. and payable date: 11 MAY 2009

PROPOSAL #3.: Ratify the Acts of the Board of                              ISSUER          YES          FOR               FOR
Managing Directors

PROPOSAL #4.: Ratify the acts of the Supervisor Board                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint the Auditors for the 2009 FY:                        ISSUER          YES          FOR               FOR
Ernst + Young AG, Stuttgart

PROPOSAL #6.: Authorize to acquire own shares the                          ISSUER          YES          FOR               FOR
Company shall be authorized to acquire own shares of
up to 10% of its share capital, at a price differing
neither more than 10% from the market price of the
shares if they are acquired through the stock
exchange, nor more than 20% if they are acquired by
way of a repurchase offer, on or before 7 NOV 2010;
the Board of Managing Directors shall be authorized
to sell the shares on the stock exchange or to offer
them to all shareholders, to use the shares for
acquisition purposes, to retire the shares, to
dispose of the shares in a manner other than the
stock exchange or an offer to all shareholders if the
 shares are sold at a price not materially below
their market price, and to use the shares for
satisfying option or conversion rights

PROPOSAL #7.: Resolution on the creation of authorize                      ISSUER          YES        AGAINST           AGAINST
 the capital and the correspondent amendment to the
Articles of Association; the Board of Managing
Directors shall be authorized, with the consent of
the supervisor board, to increase the share capital
by up to EUR 65,318,400 through the issue of new
registered no-par shares against contributions in
cash and/or kind, on or before 30 APR 2014
[authorized capital 2009] shareholders shall be
granted subscription rights for a capital increase
against payment in cash nevertheless, shareholders'
subscription rights may be excluded for residual
amounts, for the granting of such rights to
bondholders, for a capital increase of up to 10% of
the share capital if the shares are issued at a price
 not materially below their market price, and for a
capital increase against payment in kind

PROPOSAL #8.: Resolution o the authorization to issue                      ISSUER          YES        AGAINST           AGAINST
 convertible and/or warrant bonds the creation of
contingent capital, and the correspondent amendment
to the Articles of Association the existing
authorization to issue convent and/or warrant bonds
conferring convent and/or option rights for shares of
 the company shall be revoked the board of Managing
Directors shall be authorized, with the consent of
the supervisor board, to issue bearer bonds of up to
EUR 500,000,000, conferring convent and/or option
rights for shares of the Company, on or before 07 MAY
 2014 shareholders shall be granted subscription
rights except for residual amounts, for the is-sue of
 bonds to holders of option and/or conversion rights
for shares of the company, and for the issue of bonds
 conferring convent and/or option rights for shares
of the company of up to 10% of the share capital at a
 price not materially below their theatrical market
value the Company's share capital shall be increased
accordingly by up to EUR 21,772,800 through the issue
 of up to 17,010,000 new registered no-par shares,
insofar as convenes and/or option rights are
exercised [contingent capital 2009]

PROPOSAL #9.: Elect Mr. W.M. Henning Rehder to the                         ISSUER          YES          FOR               FOR
Supervisory Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CEMEX SAB DE CV
  TICKER:                N/A             CUSIP:     P22561321
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Presentation of the report from the                          ISSUER          NO           N/A               N/A
Chief Executive Officer, including the balance sheet,
 income statement, statement of change in the
financial situation and variations in the capital,
and of the report from the Board of Directors, for
the 2008 FY, in accordance with that which is
established by the securities Market Law, their
discussion and approval if relevant, after taking
cognizance of the opinion of the Board of Directors
regarding the report from the Chief Executive
Officer, the Audit and Corporate Practices Committee,
 the report regarding accounting policies and
criteria adopted, and the report regarding the review
 of the fiscal situation of the Company

PROPOSAL #II.: Resolution regarding the Plan for the                       ISSUER          NO           N/A               N/A
allocation of profit

PROPOSAL #III.: Proposal to increase the share                             ISSUER          NO           N/A               N/A
capital in its variable part through capitalization
with a charge against retained profit

PROPOSAL #IV.: Renegotiation of debt with Financial                        ISSUER          NO           N/A               N/A
Institutions

PROPOSAL #V.: Appointment of Members of the Board of                       ISSUER          NO           N/A               N/A
Directors, Members and Chairperson of the Audit and
Corporate Practices Committee

PROPOSAL #VI.: Remuneration of the Members of the                          ISSUER          NO           N/A               N/A
Board of Directors and of the Audit and Corporate
Practices Committee

PROPOSAL #VII.: Designation of the person or people                        ISSUER          NO           N/A               N/A
charged with formalizing the resolutions passed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CEMEX, S.A.B. DE C.V.
  TICKER:                CX              CUSIP:     151290889
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: PRESENTATION OF THE REPORT BY THE CHIEF                      ISSUER          YES          FOR               FOR
 EXECUTIVE OFFICER, INCLUDING THE COMPANY'S FINANCIAL
 STATEMENTS, REPORT OF VARIATIONS OF CAPITAL STOCK,
AND PRESENTATION OF THE REPORT BY THE BOARD OF
DIRECTORS, FOR THE FISCAL YEAR ENDED DECEMBER 31,
2008, ALL AS MORE FULLY DESCRIBED IN THE PROXY

PROPOSAL #02: RESOLUTION ON ALLOCATION OF PROFITS.                         ISSUER          YES          FOR               FOR

PROPOSAL #03: PROPOSAL TO INCREASE THE CAPITAL STOCK                       ISSUER          YES          FOR               FOR
OF THE COMPANY IN ITS VARIABLE PORTION THROUGH
CAPITALIZATION OF RETAINED EARNINGS.

PROPOSAL #04: DEBT RENEGOTIATION WITH FINANCIAL                            ISSUER          YES          FOR               FOR
INSTITUTIONS.

PROPOSAL #05: APPOINTMENT OF DIRECTORS, AND MEMBERS                        ISSUER          YES        AGAINST           AGAINST
AND PRESIDENT OF THE AUDIT AND CORPORATE PRACTICES
COMMITTEE.

PROPOSAL #06: COMPENSATION OF DIRECTORS AND MEMBERS                        ISSUER          YES          FOR               FOR
OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE.

PROPOSAL #07: APPOINTMENT OF DELEGATES TO FORMALIZE                        ISSUER          YES          FOR               FOR
THE RESOLUTIONS ADOPTED AT THE MEETING.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENCOSUD S A
  TICKER:                N/A             CUSIP:     P2205J100
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the capital by                           ISSUER          YES          FOR               FOR
means of the issuance of 150,000,000 shares, without
nominal value and each for the same value, and the
modification of the social Bylaws in order to reflect
 this increase

PROPOSAL #2.: Approve to adjust the treatment of the                       ISSUER          YES          FOR               FOR
cost of issuance and placement of these shares in
accordance with circular no 1.370 of January 1998 of
the superintendancy of values and insurances

PROPOSAL #3.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
grant all necessary powers of attorney to carry out
the resolutions agreed during the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENCOSUD SA
  TICKER:                N/A             CUSIP:     P2205J100
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to reduce the number of                              ISSUER          YES          FOR               FOR
Directors from 10 to 9 and the modification of the By
 Laws in order to reflect this change accordingly

PROPOSAL #2.: Grant all powers of attorney deemed                          ISSUER          YES          FOR               FOR
necessary in order to carry out and make effective
the resolutions agreed during the session

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENCOSUD SA
  TICKER:                N/A             CUSIP:     P2205J100
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, balance                           ISSUER          YES          FOR               FOR
sheet and financial statements of the FYE 31 DEC
2009, and of the reports of External Auditors
corresponding to the same period

PROPOSAL #2.: Approve to distribute the profits of FY                      ISSUER          YES          FOR               FOR
 2009 and distribution of dividends

PROPOSAL #3.: Approve to explanation of dividends                          ISSUER          YES          FOR               FOR
policy

PROPOSAL #4.: Elect the Board of Directors                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve to fix the remuneration to                           ISSUER          YES          FOR               FOR
Directors for year 2009

PROPOSAL #6.: Approve to fix the remuneration for the                      ISSUER          YES          FOR               FOR
 Directors committee and its budget for year 2009

PROPOSAL #7.: Receive the report on expenses incurred                      ISSUER          YES          FOR               FOR
 by the Board of Directors and Directors Committee
during FY 2008

PROPOSAL #8.: Approve the designation of External                          ISSUER          YES          FOR               FOR
Auditors for year 2009

PROPOSAL #9.: Approve the designation of risk                              ISSUER          YES          FOR               FOR
classifiers Companies for year 2009

PROPOSAL #10.: Receive report on transactions with                         ISSUER          YES          FOR               FOR
related parties considered in Article 44 of stock
Companies Law

PROPOSAL #11.: Approve the designation of the                              ISSUER          YES          FOR               FOR
newspaper where legal publications will be made

PROPOSAL #12.: Other matters                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRAIS ELETRICAS BRASILEIRAS SA-ELETROBRAS
  TICKER:                N/A             CUSIP:     P22854122
  MEETING DATE:          9/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Article 3 1, inclusion of 2                        ISSUER          YES          FOR               FOR
and 3 with the consequent renumbering of 4, 5, 6 and
7 of the Corporate Bylaws of Eletrobras for
adaptation to law number 116 51 of 07 APR 2008

PROPOSAL #2.1: Approve to increase the share capital                       ISSUER          YES          FOR               FOR
with the amendment of Article 6 of the Corporate
Bylaws of Electrobras: ratification of the increase
in capital approved at the 151st EGM held on 30 APR
2008, as a result of the 4th conversion of the
credits from the compulsory being paid in to the
share capital the amount of BRL 61,337,176.99

PROPOSAL #2.2: Approve to increase the share capital                       ISSUER          YES          FOR               FOR
with the amendment of Article 6 of the Corporate
Bylaws of Electrobras: to capitalization of the
surplus profits reserve in the amount of BRL
1,859,401,181.87, taking the share capital of
Eletrobras from BRL 24,235,828,852.78 to BRL
26,156,567,211.64, with the consequent amendment of
Article 6, which will come to have the specified
wording Article 6 the share capital is BRL
26,156,567,211.64, divided into 905,023,527 common
shares, 146,920 Class A preferred shares and
227,186,643 Class B preferred shares, all with no par
 value

PROPOSAL #3.: Approve to include in Article 41,                            ISSUER          YES          FOR               FOR
Chapter 9, of the corporate Bylaws of Eletrobras,
Paragraphs 2, 3 and 4, with the specified wording

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRAIS ELETRICAS BRASILEIRAS SA-ELETROBRAS
  TICKER:                N/A             CUSIP:     P22854122
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Board of Directors annual                        ISSUER          YES        AGAINST           AGAINST
report, the financial statements and Finance
Committee report relating to FYE 31 DEC 2008

PROPOSAL #2.: Approve the proposal for the capital                         ISSUER          YES          FOR               FOR
budget for the YE 2009

PROPOSAL #3.: Approve the YE end result and to                             ISSUER          YES          FOR               FOR
distribute dividends

PROPOSAL #4.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #5.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee and the respective substitutes

PROPOSAL #6.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Board of Directors, Finance Committee and the
Executive Directors

PROPOSAL #7.: Approve to decide on the newspapers in                       ISSUER          YES          FOR               FOR
which Company financial statements will be published

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRAL JAPAN RAILWAY COMPANY
  TICKER:                N/A             CUSIP:     J05523105
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3: Appoint a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRAL PATTANA PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y1242U219
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of the                        ISSUER          YES          FOR               FOR
AGM of shareholders no. 1/2008

PROPOSAL #2.: Approve the entering into sub-lease                          ISSUER          YES          FOR               FOR
assets agreement of Lardprao project with Central
International Development Company Limited

PROPOSAL #3.: Other agendas [if any]                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRAL PATTANA PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y1242U219
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the previous EGM                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Acknowledge the 2008 operating results                       ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve to accept the financial                              ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #4.: Approve the dividend of THB 0.33 per                         ISSUER          YES          FOR               FOR
share

PROPOSAL #5.1: Elect Mr. Chackchai Panichapat as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.2: Elect Mr. Sudhitham Chirathivat as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.3: Elect Mr. Prin Chirathivat as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.4: Elect Mr. Kanchit Bunajinda as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.5: Elect Mr. Karun Kittisataporn as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #7.: Appoint KPMG Phoomchai Audit Limited as                      ISSUER          YES          FOR               FOR
 the Auditors and authorize the Board to fix their
remuneration

PROPOSAL #8.: Approve the change in the names and                          ISSUER          YES          FOR               FOR
number of authorized Directors who have signing
authority

PROPOSAL #9.: Approve the issuance of debentures of                        ISSUER          YES          FOR               FOR
the amount not exceeding THB 5 billion

PROPOSAL #10.: Other business                                              ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRICA PLC, WINDSOR BERKSHIRE
  TICKER:                N/A             CUSIP:     G2018Z143
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company from GBP 275,100,000,
divided into 4,455,000,000 ordinary shares of 6 14/81
 pence each and 100,000 cumulative preference shares
of GBP 1 each, to GBP 432,098,765 divided into
7,000,000,000 ordinary shares of 6 14/81 pence each
and 100,000 cumulative preference shares of GBP 1
each by the creation of 2,545,000,000 ordinary shares
 of 6 14/81 pence each forming a single class with
the existing ordinary shares of 6 14/81 pence each in
 the Company; and Authorize the Directors, purpose of
 Section 80 of the Companies Act 1985, to allot
relevant securities up to an aggregate nominal amount
 of GBP 180,515,131[Authority expires the earlier of
the conclusion of the AGM of the Company in 2009 or
20 FEB 2010]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #S.2: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of Resolution 1 and to allot equity
securities [as defined in Section 94 of the Companies
 Act 1985]; [Section 89(1) of the Companies Act
1985], did not apply to such allotment of equity
securities a) in connection with a rights issue, and
b) up to an aggregate nominal amount of GBP
15,700,000; [Authority expires the earlier of the
conclusion of the AGM of the Company in 2009 or 20
FEB 2010]; and, authorize the Directors to allot
equity securities after the expiry of this authority
in pursuance of such an offer or agreement made prior

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRICA PLC, WINDSOR BERKSHIRE
  TICKER:                N/A             CUSIP:     G2018Z143
  MEETING DATE:          5/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of                      ISSUER          YES          FOR               FOR
 the Directors and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008

PROPOSAL #3.: Declare a final dividend of 8.73 pence                       ISSUER          YES          FOR               FOR
per ordinary share be paid on 10 JUN 2009 to
shareholders on the register of the Members at the
close of business on 24 APR 2009

PROPOSAL #4.: Re-appoint Mr. Mark Hanafin as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #5.: Re-appoint Mr. Sam Laidlaw as a                              ISSUER          YES        ABSTAIN           AGAINST
Director of the Company

PROPOSAL #6.: Re-appoint Mr. Andrew Mackenzie as a                         ISSUER          YES          FOR               FOR
Non-Executive Director of the Company

PROPOSAL #7.: Re-appoint Ms. Helen Alexander as a                          ISSUER          YES          FOR               FOR
Non-Executive Director of the Company

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company, until the conclusion
of the next general meeting at which accounts are laid

PROPOSAL #9.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #10.: Authorize the Company and any Company                       ISSUER          YES          FOR               FOR
which is, or becomes, a subsidiary of the Company, in
 accordance with the Section 366 of the Companies Act
 2006, to make donations to political parties or
independent election candidates, as specified in
Section 363 and 364 of the Companies Act 2006, not
exceeding GBP 80,000 in total; and to make donations
to political organization other than political
parties, as specified in Section 363 and 364 of the
Companies Act 2006, not exceeding GBP 80,000 in
total; and to incur political expenditure, as
specified in Section 365 of the Companies Act 2006,
not exceeding GBP 80,000 in total; and [Authority
expire the earlier of the Company's AGM to be held in

PROPOSAL #11.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital of the Company to GBP 555,655,555
divided into 9,000,000,000 ordinary shares of 6 14/81
 pence each and 100,000 cumulative redeemable
preference shares of GBP 1 each by the creation of
2,000,000,000 additional ordinary shares of 6 14/81
pence each forming a single class with the existing
ordinary shares of 6 14/81 pence each in the Company

PROPOSAL #12.: Authorize the Directors, to allot                           ISSUER          YES          FOR               FOR
relevant securities [as defined in the Companies Act
1985], up to a nominal amount of GBP 105,092,036, and
 comprising equity securities [as defined in the
Companies Act 1985] up to a nominal amount of GBP
210,184,073 [after deducting from such limit any
relevant securities allotted under this resolution in
 connection with an offer by way of a rights issue to
 ordinary shareholders in proportion [as nearly as
may be practicable] to their existing holdings and so
 that the Directors may impose any limits or
restrictions and make any arrangements which they
consider necessary or appropriate to deal with
treasury shares, fractional entitlements, record
dates, legal, regulatory or practical problems in, or
 under the laws of, any territory or any other matter
 but, in each case; [Authority expire the earlier of
the next AGM or 30 JUN 2010]]; and the Directors may
allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.13: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 12 as specified, to allot
equity securities [as defined in the Companies Act
1985] for cash under the authority given by that
Resolution and/or where the allotment constitutes an
allotment of equity securities by virtue of section
94(3A) of the Companies Act 1985, as if section 89(1)
 of the Companies Act1985 provided that this power is
 limited to the allotment of equity securities: a) in
 connection with a rights issue in favor of ordinary
shareholders; b) up to an aggregate nominal amount of
 GBP 15,765,382; and [Authority expire the earlier of
 the next AGM or 30 JUN 2010]]; and the Directors may
 allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.14: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company, to make
market purchases [Section 163(3) of the Companies Act
 1985] of up to 510,798,378 ordinary shares of 6
14/81 pence each in the Company [ordinary shares], at
 a minimum price of 6 14/81 pence and an amount equal
 to 105% of the average market value for such shares
derived from the London Stock Exchange Daily Official
 List, over the previous 5 business days; [Authority
expires the earlier of the conclusion of the 2010 AGM
 of the Company or 30 JUN 2010]; and the Company,
before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly
or partly after such expiry

PROPOSAL #S.15: Approve that a general meeting other                       ISSUER          YES          FOR               FOR
than an AGM to be called on not less than 14 clear
day's notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRICA PLC, WINDSOR BERKSHIRE
  TICKER:                N/A             CUSIP:     G2018Z143
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve that the transaction, on the                         ISSUER          YES          FOR               FOR
terms specified in the Transaction Agreements [as
specified], and authorize the Directors of the
Company [or a Committee of the Directors] to waive,
amend, vary or extend any of the terms of the
Transaction Agreement [provide that any such waivers,
 amendments, variations or extensions are not of a
material nature] and to do all things as they may in
their absolute discretion consider to be necessary or
 desirable to implement and give effect to, or
otherwise in connection with, the transactions and
any matters incidental to the transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRO PROPERTIES GROUP
  TICKER:                N/A             CUSIP:     Q2226X103
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider financial reports                       ISSUER          NO           N/A               N/A
of Centro Properties Group (comprising the Company
and the Trust] and the report of the Directors and
the Auditor for the YE 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. Sam Kavourakis as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 9.1(d) of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Peter Wilkinson as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 9.1(d) of the Company's Constitution

PROPOSAL #2.C: Re-elect Mr. Rob Wylie as a Director,                       ISSUER          YES          FOR               FOR
who retires by rotation in accordance with Rule
9.1(c) of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company for the FYE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CENTRO RETAIL GROUP
  TICKER:                N/A             CUSIP:     Q2227Q107
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports of Centro                      ISSUER          NO           N/A               N/A
 Retail and the reports of the Directors and the
Auditors for the YE 30 JUN 2008

PROPOSAL #2.a: Elect Mr. Stephen Mayne as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.b: Elect Mr. Avin Lieberman as a                               ISSUER          YES          FOR               FOR
Director, who retires in accordance with Rule 9.1(c)
of the Company's Constitution

PROPOSAL #2.c: Re-elect Mr. Peter Wilkinson as a                           ISSUER          YES                          AGAINST
Director, who retires by rotation in accordance with
Rule 9.1(d) of the Company's Constitution

PROPOSAL #2.d: Re-elect Mr. Sam Kavourakis as a                            ISSUER          YES        AGAINST           AGAINST
Director, who retires by rotation in accordance with
Rule 9.1(d) of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report of the                         ISSUER          YES        AGAINST           AGAINST
Company for the FYE 30 JUN 2008

PROPOSAL #4.: Approve the maximum aggregate                                ISSUER          YES          FOR               FOR
remuneration which may be paid each year by the
Company to its Non-Executive Directors under Rule
9.3(a) of the Constitution of the Company shall be
AUD 1,500,000 with effect immediately specified
completion of the 2008 AGM [excluding any
remuneration for extra services or special exertions
determined by the Directors under Rule 9.3(f) of the
Constitution be paid in addition to any remuneration
under Rule 9.3(a) of the Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CEREBOS PACIFIC LTD
  TICKER:                N/A             CUSIP:     Y1256B107
  MEETING DATE:          1/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited accounts for the YE 30 SEP 2008

PROPOSAL #2.A: Declare a first and final dividend of                       ISSUER          YES          FOR               FOR
6 cents per share[tax exempt one-tier] of the FYE 30
SEP 2008

PROPOSAL #2.B: Declare a bonus dividend of 19 cents                        ISSUER          YES          FOR               FOR
per share[tax exempt one-tier] of the FYE 30 SEP 2008

PROPOSAL #3.A: Re-elect Mr. Eiji Koike as a Director                       ISSUER          YES          FOR               FOR
who retires by rotation

PROPOSAL #3.B: Re-elect Mr. Hong Sik Park as a                             ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #3.C: Re-elect Mr. Akinobu Kodaira as a                           ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #4.: Re-elect Mr. Takayuki Hirashima as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Approve the re-appoint of Mr. Raja M                         ISSUER          YES          FOR               FOR
Alias, as a Director of the Company, to hold office
until the next AGM pursuant to Section 153(6) of the
Companies Act Chapter 50

PROPOSAL #6.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 432,455 for the YE 30 SEP 2008

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #8.A: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies
Act, Chapter 50 and Rule 806 of the Listing Manual of
 the Singapore Exchange Securities Trading Limited
[SGX-ST], to issue shares and convertible securities
in the capital of the Company [whether by way of
rights, bonus or otherwise or in pursuance of any
offer, agreement or option made or granted by the
Directors during the continuance of this authority
which would or might require shares or convertible
securities to be issued during the continuance of
this authority or thereafter] at any time to such
persons and upon such terms and conditions and for
such purposes as the Directors may in their absolute
discretion deem fit [not withstanding issue of shares
 pursuant to the offer, agreement or option or the
conversion of the convertible securities may occur
after the expiration of the authority contained in
this resolution], the aggregate number of shares and
convertible securities to be issued pursuant to this
resolution shall not exceed 50% of the issued share
capital of the Company, and provided further that
where Members of the Company with registered
addresses in Singapore are not given an opportunity
to participate in the same on a pro rata basis, then
the shares and convertible securities to be issued
under such circumstances shall not exceed 20% of this
 issued share capital of the Company, and for the
purpose of this resolution, the percentage of issued
share capital shall be based on the Company's issued
share capital at the time this resolution is passed
[after adjusting for new shares arising from the
conversion or exercise of convertible securities; new
 shares arising from exercise share options or
vesting of share awards outstanding or subsisting at
the time this resolution is passed, provided the
options or awards were granted in compliance with the
 Listing Manual of the SGX-ST; and any subsequent
consolidation or subdivision of shares]; and
[Authority expires the earlier of the conclusion of
next AGM of the Company or the date by which the next

PROPOSAL #8.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, to offer and grant options in accordance
with the provisions of the Cerebos Pacific Limited
1998 Executives' Share Option Scheme approved by
share holders in general meeting on 28 MAY 1998,
amended by shareholders in general meeting on 03 MAR
2000 and amended by the Company on 07 FEB 2005 and 14
 AUG 2006, and was extend for a further period of 10
years by shareholders in general meeting on 28 JAN
2008[the 1998 Scheme], as may be amended further from
 time to time [the 1998 Scheme], and pursuant to
Section 161 of the Companies Act, Chapter 50, to
allot and issue from time to time such number of
shares in the Company as may be required to be issued
 and pursuant to the exercise of the options under
the 1998 Scheme [not withstanding that such allotment
 and issue may occur after the conclusion of the next
 or any ensuring AGM of the Company], provided always
 that the aggregate number of shares to be issued
pursuant to the 1998 Scheme shall not exceed 5% of
the issued share capital of the Company for the time

PROPOSAL #9.: Amend the existing Rule 6.1 of the                           ISSUER          YES          FOR               FOR
Cerebos Pacific Limited 1998 executive Share Option
Scheme as specified

PROPOSAL #10.: Authorize the Company, its                                  ISSUER          YES          FOR               FOR
subsidiaries and associated Companies [the Group or
Cerebos Group] that are entities at risk [as that
term in used in Chapter 9] or any of them, for the
purposes of Chapter 9 of the listing manual of the
Singapore Exchange Securities Trading Limited, to
enter into any of the transactions falling within the
 categories of interested person transactions, as
specified with any party who is of the class of
interested persons described in the addendum,
provided that such transactions are carried out in
the normal course of business, at arms length and on
normal commercial terms and in accordance with the
guidelines of the Company for such interested person
transactions as specified [authority expires at the
conclusion of the next AGM of the Company] authorize
the Directors of the Company to complete and do all
such acts things [including executing all such
documents as may be required] as they may consider
expedient or necessary or in the interests of the
Company to give effect to the shareholders' Mandate

PROPOSAL #11.: Transact any other business                                 ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CEZ A.S., PRAHA
  TICKER:                N/A             CUSIP:     X2337V121
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening, election of Chairman of the                         ISSUER          NO           N/A               N/A
GM, minutes clerk, scrutinisers and minutes

PROPOSAL #2.: Approve the Management report on the                         ISSUER          NO           N/A               N/A
Company business activities and balance of assets for
 the year 2008 and summarized report according to
Section 118/8/ Act on capital market budiness

PROPOSAL #3.: Approve the Supervisory Board report                         ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approve the financial statements of Cez                      ISSUER          NO           N/A               N/A
 and consolidated financial statements the Cez group
for the year 2008

PROPOSAL #5.: Approve the decision on division of                          ISSUER          NO           N/A               N/A
profit including a decision on payment of dividends
and royalties

PROPOSAL #6.: Approve the agreement on the                                 ISSUER          NO           N/A               N/A
contribution of the part Company Rozvody Tepla to Cez
 Teplrensk

PROPOSAL #7.: Approve the decision on acquisition of                       ISSUER          NO           N/A               N/A
own Company shares

PROPOSAL #8.: Approve the changes of the Articles of                       ISSUER          NO           N/A               N/A
Association

PROPOSAL #9.: Approve the decision on the volume of                        ISSUER          NO           N/A               N/A
financial resources for provision of donations

PROPOSAL #10.: Approve to confirm the co-option,                           ISSUER          NO           N/A               N/A
recalling and election of the Supervisory Board

PROPOSAL #11.: Approve the contracts on execution of                       ISSUER          NO           N/A               N/A
function of the Supervisory Board Member

PROPOSAL #12.: Elect the Committee Members for Audit                       ISSUER          NO           N/A               N/A

PROPOSAL #13.: Approve the draft agreement on                              ISSUER          NO           N/A               N/A
execution of the function of an Audit Committee Member

PROPOSAL #14.: Conclusion                                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CFS RETAIL PROPERTY TRUST
  TICKER:                N/A             CUSIP:     Q22625208
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
listing rules 7.1 and 7.4, the issue of 162,500,000
ordinary units in CFX to institutional investors as

PROPOSAL #S.2: Amend, the constitution of CFS Retail                       ISSUER          YES          FOR               FOR
property trust by adding a new Clause 15.5, as terms
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CGI GROUP INC.
  TICKER:                N/A             CUSIP:     39945C109
  MEETING DATE:          1/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Claude Boivin as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. Bernard Bourigeaud as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. Jean Brassard as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. Claude Chamberland as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.5: Elect Mr. Robert Chevrier as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. Thomas P. D'Aquino as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.7: Elect Mr. Paule Dore as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. Serge Godin as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. Andre Imbeau as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect Mr. David L. Johnston as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Ms. Eileen A. Mercier as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.12: Elect Mr. Michael E. Roach as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.13: Elect Mr. Gerald T. Squire as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.14: Elect Mr. Robert Tessier as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors and authorize the Audit and Risk Management
Committee to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHALLENGER FINANCIAL SERVICES GROUP LTD
  TICKER:                N/A             CUSIP:     Q22685103
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report, the Directors' report and the Independent
Auditor's report for the Company and its controlled
entities for the FYE 30 JUN 2008

PROPOSAL #2.: Re-elect Mr. Ashok Jacob as a Director                       ISSUER          YES        AGAINST           AGAINST
of Challenger, who retires by rotation in accordance
with Clause 6.1 of the Constitution of the Company

PROPOSAL #3.: Re-elect Mr. James Packer as a Director                      ISSUER          YES          FOR               FOR
 of Challenger, who retires by rotation in accordance
 with Clause 6.1 of the Constitution of  the Company

PROPOSAL #4.: Re-elect Mr. Thomas Barrack Jr., as a                        ISSUER          YES          FOR               FOR
Director of Challenger, who retires in accordance
with Clause 6.1 of the Constitution of  the Company

PROPOSAL #5.: Re-elect Mr. Tatsuo Tanaka as a                              ISSUER          YES          FOR               FOR
Director of Challenger, who retires in accordance
with Clause 6.1 of the Constitution of the Company

PROPOSAL #6.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

PROPOSAL #7.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act 2001 [Cwlth] [Corporations Act] and
the Listing Rules of the Australian Securities
Exchange[ASX Listing Rules], including [as
applicable] for the purposes of ASX Listing Rule
10.14 and Section 200B of the Corporations Act: a)
the issue of 5,500,000 performance options to Mr.
Dominic Stevens under the Challenger Performance Plan
 in accordance with the terms of the Proposed Service
 Agreement [Service Agreement] between Challenger and
 Mr. Dominic Stevens [2008 Performance Options] and
the issue of fully-paid ordinary shares in Challenger
 to Mr. Dominic Stevens on the exercise of some or
all of the 2008 Performance Options; b) the provision
 of benefits under the terms of the Service Agreement
 in connection with Mr. Dominic Stevens ceasing to
hold a Board or Managerial Office in Challenger, each
 on the specified terms and conditions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHANG HWA COMMERCIAL BANK
  TICKER:                N/A             CUSIP:     Y1293J105
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1.1: Elect Mr. Le-Ming su as a Director,                       ISSUER          YES        ABSTAIN           AGAINST
shareholder No. 940001 delegate of ministry of
finance representative

PROPOSAL #1.1.2: Elect Mr. Wan-Ching Chen as a                             ISSUER          YES        ABSTAIN           AGAINST
Director, shareholder No. 940001 delegate of ministry
 of finance representative

PROPOSAL #1.1.3: Elect Mr. Wei-Jian Shan as a                              ISSUER          YES        ABSTAIN           AGAINST
Director, shareholder No. 2837094 delegate of taishin
 financial holding Co Ltd representative

PROPOSAL #1.1.4: Elect Mr. Cheng-Ching WU as a                             ISSUER          YES        ABSTAIN           AGAINST
Director, shareholder No. 2837094 delegate of taishin
 financial holding Co Ltd representative

PROPOSAL #1.1.5: Elect Mr. Chih-Shang Kao as a                             ISSUER          YES        ABSTAIN           AGAINST
Director, shareholder no. 2837094 delegate of taishin
 financial holding Co Ltd representative

PROPOSAL #1.1.6: Approve the CHB Industrial Union,                         ISSUER          YES        ABSTAIN           AGAINST
shareholder No. 2629040

PROPOSAL #1.1.7: Approve the CHB Industrial Union ,                        ISSUER          YES        ABSTAIN           AGAINST
shareholder No. 2629040

PROPOSAL #1.2.1: Elect Mr. Hsiu-Chuan Ko as a                              ISSUER          YES        ABSTAIN           AGAINST
Supervisor, shareholder No.71695 delegate of National
 Development Fund,Executive Yuan representative

PROPOSAL #1.2.2: Elect Mr. Wen-Yu Wang as a                                ISSUER          YES        ABSTAIN           AGAINST
Supervisor, shareholder No. 2852418 delegate of Ho
Hsing Petrochemical Industry Corporation

PROPOSAL #1.3.1: Elect Mr. Fa-Chin Liang as an                             ISSUER          YES        ABSTAIN           AGAINST
Independent Director, Id No. F102160041

PROPOSAL #1.3.2: Elect Mr. Kou-Yuan Liang as an                            ISSUER          YES        ABSTAIN           AGAINST
Independent Director, Id No. M100671448

PROPOSAL #1.3.3: Elect Mr. Wan-Chi Lai as an                               ISSUER          YES        ABSTAIN           AGAINST
Independent Director, Id No. F100710650

PROPOSAL #2.: Approve to release the participation in                      ISSUER          YES        ABSTAIN           AGAINST
 competitive business

PROPOSAL #3.: Other issues and Extraordinary motions                       ISSUER          YES        ABSTAIN             FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHANG HWA COMMERCIAL BANK
  TICKER:                N/A             CUSIP:     Y1293J105
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
[proposed cash dividend: TWD: 0.6 per share

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHAODA MODERN AGRICULTURE  HLDGS LTD
  TICKER:                N/A             CUSIP:     G2046Q107
  MEETING DATE:          12/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the FYE 30 JUN 2008

PROPOSAL #2.: Approve the final dividend for the FYE                       ISSUER          YES          FOR               FOR
30 JUN 2008

PROPOSAL #3.A: Re-elect Mr. Fong Jao as an Executive                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #3.B: Re-elect Mr. Chen Jun Hua as an                             ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.C: Re-elect Mr. Chan Chi Po, Andy as an                        ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.D: Re-elect Professor Lin Shun Quan as an                      ISSUER          YES        AGAINST           AGAINST
 Independent Non-Executive Director of the Company

PROPOSAL #3.E: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [the Directors] to fix the remuneration
of the Directors'

PROPOSAL #4.: Re-appoint Grant Thornton as the                             ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #5.A: Approve, conditional upon the Listing                       ISSUER          YES          FOR               FOR
Committee of the Stock Exchange of Hong Kong Limited
[the 'Stock Exchange'] granting the listing of, and
permission to deal in, the Bonus Shares [as defined
below] to be issued pursuant to this resolution, an
amount of approximately HKD 9,739,872.10 standing to
the credit of the share premium account of the
Company capitalized in accordance with Article 142 of
 the Articles of Association of the Company and
authorize the Directors to apply such amount in
paying up in full at par 97,398,721 new ordinary
shares of HKD 0.10 each in the capital of the Company
 [the 'Bonus Shares'] to be allotted, issued and
distributed, credited as fully paid, to the Members
of the Company whose names appear on the register of
the Members of the Company at the close of business
on 10 DEC 2008 on the basis of one Bonus Share for
every 25 existing issued shares of the Company held
[the 'Bonus Issue']; the Bonus Shares shall rank pari
 passu in all respects with the then existing issued
shares of the Company except that they will not be
entitled to participate in any dividend declared or
recommended by the Company in respect of the FYE 30
JUN 2008; no fractional Bonus Shares shall be
allotted to Members of the Company and fractional
entitlements [if any] will be aggregated and sold for
 the benefit of the Company; and to do all acts and
things as may be necessary and expedient in
connection with or to give effect to the Bonus Issue
including but not limited to the issue of the Bonus
Shares, adjusting the amount to be capitalized out of
 the share premium account of the Company and
adjusting the number of the Bonus Shares to be

PROPOSAL #5.B: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase, or otherwise acquire shares of HKD 0.10
 each in the capital of the Company on The Stock
Exchange or on any other stock exchange on which the
shares of the Company may be listed and recognized by
 the Securities and Futures Commission of Hong Kong
and the Stock Exchange for this purpose, subject to
and in accordance with all applicable laws and
requirements of the Rules Governing the Listing of
Securities on The Stock Exchange [as amended from
time to time], not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable laws to

PROPOSAL #5.C: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the capital of the Company and make or grant offers,
agreements, options [including bonds, warrants and
debentures convertible into shares of the Company]
and rights of exchange or conversion which might
require the exercise of such powers during and after
the end of the relevant period, shall not exceed 20%
of the aggregate amount of share capital of the
Company in issue as at the date of passing this
resolution, and otherwise than pursuant to: a) a
rights issue [as defined below]; or b) the exercise
of options under any share option scheme or similar
arrangement for the time being adopted for the grant
or issue to option holders of shares in the Company;
or c) the exercise of any rights of conversion under
any convertible bonds, debentures or notes issued by
the Company; or d) the exercise of the subscription
rights attaching to any warrants which may be issued
by the Company; and/or e) the issue of bonus shares
pursuant to the passing of the resolution in No.5(A)
and/or any scrip dividend and/or other similar
arrangement provided for the allotment of shares in
lieu of the whole or part of a dividend on shares of
the Company in accordance with the Articles of
Association of the Company from time to time;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the

PROPOSAL #5.D: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolutions 5.B and 5.C, to extend the general
mandate granted to the Directors of the Company to
allot, issue and otherwise deal with the shares of
the Company pursuant to Resolution 5.C by the
addition thereto of an amount representing the
aggregate nominal amount of the shares of the Company
 purchased or otherwise acquired by the Company
pursuant to Resolution 5.B, provided that such amount
 does not exceed 10% of the aggregate nominal amount
of the issued share capital of the Company at the
date of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHAODA MODERN AGRICULTURE (HOLDINGS) LTD
  TICKER:                N/A             CUSIP:     G2046Q107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to enter into the organic                            ISSUER          YES          FOR               FOR
fertilizers supply agreement dated 15 MAY 2009 made
between Fuzhou Chaoda Modern Agriculture Development
Company Limited and Fujian Chaoda Agricultural
Produce Trading Company Limited [the 2009 Agreement,
as specified]; the proposed transactions [as
specified] subject to the proposed annual caps [as
specified]; the proposed annual caps [as specified];
authorize the Directors of the Company [the
Directors] from time to time to approve and/or to
enter into, on behalf of the Company, any matter or
transactions at any time relating to or under the
2009 Agreement subject to the proposed annual caps
[as specified]; and authorize each of the Directors
to sign, seal, execute, perfect and deliver all such
documents, undertakings and deeds or to do anything
on behalf of the Company which he or she may consider
 necessary, desirable or expedient for the purposes
of or in connection with, the implementation of the
2009 Agreement, the proposed transactions [as
specified] and/or the proposed annual caps [as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHAROEN POKPHAND FOODS PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y1296K117
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the AGM No. 1/2008                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Acknowledge the report on the Company's                      ISSUER          YES          FOR               FOR
 operations for the year 2008

PROPOSAL #3.: Approve the balance sheet and the                            ISSUER          YES          FOR               FOR
statement of income for the YE 31 DEC 2008

PROPOSAL #4.: Acknowledge the interim dividend                             ISSUER          YES          FOR               FOR
payment of the year 2008

PROPOSAL #5.: Approve the appropriation of profit and                      ISSUER          YES          FOR               FOR
 annual dividend payment for the year 2008

PROPOSAL #6.: Appoint the Directors to replace                             ISSUER          YES          FOR               FOR
Directors who retire by rotation

PROPOSAL #7.: Approve the remuneration for the                             ISSUER          YES          FOR               FOR
Directors

PROPOSAL #8.: Appoint the Company's Auditors and                           ISSUER          YES          FOR               FOR
approve to fix the remuneration for the year 2008

PROPOSAL #9.: Approve the issuance and offering of                         ISSUER          YES          FOR               FOR
debentures

PROPOSAL #10.: Approve to purchase of Rajburi Foods                        ISSUER          YES          FOR               FOR
Company Limited's ordinary shares from a subsidiary

PROPOSAL #11.: Amend the Memorandum of Association in                      ISSUER          YES          FOR               FOR
 Article 3: the objectives of the Company

PROPOSAL #12.: Approve the respond to the queries                          ISSUER          YES          FOR             AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHARTERED SEMICONDUCTOR MFG LTD
  TICKER:                N/A             CUSIP:     Y1297M104
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the share consolidation                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the payment of standby                               ISSUER          YES          FOR               FOR
purchaser fee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHARTERED SEMICONDUCTOR MFG LTD
  TICKER:                N/A             CUSIP:     Y1297M104
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited accounts and the                           ISSUER          YES          FOR               FOR
reports of the Directors and the Auditors

PROPOSAL #2.1: Re-elect Mr. Philip Tan Yuen Fah as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.2: Re-elect Mr. Steven H. Hamblin as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.a.1: Re-appoint Mr. Charles E. Thompson                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.a.2: Re-appoint Mr. Pasquale Pistorio as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.a.3: Re-appoint Mr. Maurizio Ghirga as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.b: Approve to record the retirement of                         ISSUER          YES          FOR               FOR
Mr. Andre Borrel, a Director ceasing to hold office
pursuant to Section 153 of the Companies Act, Chapter
 50

PROPOSAL #4.: Re-appoint KPMG as the Auditors and                          ISSUER          YES          FOR               FOR
authorize the Directors to fix their remuneration

PROPOSAL #5.a: Approve the Additional Directors fees                       ISSUER          YES          FOR               FOR
of SGD 63,000 for YE 31 DEC 2008

PROPOSAL #5.b: Approve the Director fees of up to SGD                      ISSUER          YES          FOR               FOR
 600,000 for YE 31 DEC 2009

PROPOSAL #6.a: Authorize the Directors to allot and                        ISSUER          YES          FOR               FOR
issue shares pursuant to Section 161 of the Companies
 Act Chapter 50

PROPOSAL #6.b: Authorize the Directors to create and                       ISSUER          YES          FOR               FOR
issue securities and to allot and issue shares in
connection therewith pursuant to Section 161 of the
Companies Act, Chapter 50

PROPOSAL #6.c: Authorize the Directors to offer and                        ISSUER          YES        AGAINST           AGAINST
grant restricted share units and to allot and issue
additional shares pursuant to the Chartered
Semiconductor Manufacturing Ltd Restricted Share Unit
 Plan 2007 [the Restricted Share Unit Plan 2007]

PROPOSAL #6.d: Authorize the Directors to offer and                        ISSUER          YES        AGAINST           AGAINST
grant performance share units and to allot and issue
additional shares pursuant to the Chartered
Semiconductor Manufacturing Ltd Performance Share
Unit Plan 2007 [the Performance Share Unit Plan 2007]

PROPOSAL #7.: Other business                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHEIL INDUSTRIES INC, KUMI
  TICKER:                N/A             CUSIP:     Y1296J102
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHEIL WORLDWIDE INC, SEOUL
  TICKER:                N/A             CUSIP:     Y1296G108
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect 2 Executive Directors, 1 outside                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Elect 1 Executive Auditor                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #5.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHENG SHIN RUBBER INDUSTRY CO LTD
  TICKER:                N/A             CUSIP:     Y1306X109
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: 2008 business report reports                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: 2008 Audited reports reviewed by                            ISSUER          NO           N/A               N/A
Supervisor's

PROPOSAL #A.3: Status of 2008 endorsements and                             ISSUER          NO           N/A               N/A
guarantees

PROPOSAL #A.4: Approve the issuance status of                              ISSUER          NO           N/A               N/A
corporate bond

PROPOSAL #B.1: Ratify 2008 business and financial                          ISSUER          YES          FOR               FOR
reports

PROPOSAL #B.2: Ratify 2008 earnings distribution                           ISSUER          YES          FOR               FOR
proposal [proposed cash dividend: TWD1/shares]

PROPOSAL #B.3: Approve to raise the capital by                             ISSUER          YES          FOR               FOR
issuing new shares [proposed stock dividend
100shares/ 1000 shares]

PROPOSAL #B.4: Approve to revise the rules of                              ISSUER          YES          FOR               FOR
shareholder's meeting

PROPOSAL #B.5: Approve to revise the rules of                              ISSUER          YES          FOR               FOR
election for Director's and Supervisor's

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
loan to other parties; endorsements and guarantees

PROPOSAL #B.7: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.8: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
acquisition or disposal of asset

PROPOSAL #B.9: Other issues                                                ISSUER          YES        AGAINST           AGAINST

PROPOSAL #B.10: Extraordinary motions                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHENG UEI PRECISION INDUSTRY CO LTD
  TICKER:                N/A             CUSIP:     Y13077105
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report business operation [result                        ISSUER          NO           N/A               N/A
of FY 2008]

PROPOSAL #A.2: Supervisors review financial reports                        ISSUER          NO           N/A               N/A
of FY 2008

PROPOSAL #B.1: Ratify the financial reports of FY 2008                     ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Ratify the net profit allocation of FY                      ISSUER          YES          FOR               FOR
 2008; cash dividend: TWD 2.8 per share

PROPOSAL #B.3: Approve to issue additional shares                          ISSUER          YES          FOR               FOR
[stock dividend FM R/E: 20/1000]

PROPOSAL #B.4: Amend the Company Articles                                  ISSUER          YES          FOR               FOR

PROPOSAL #B.5: Amend the process procedures of                             ISSUER          YES          FOR               FOR
endorsements/guarantees

PROPOSAL #B.6: Amend the process procedures of                             ISSUER          YES          FOR               FOR
lending funds to others

PROPOSAL #B.7: Others and extraordinary proposals                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHEUNG KONG HLDGS LTD
  TICKER:                N/A             CUSIP:     Y13213106
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements, the report of the Directors and the
Independent Auditor's report for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Elect Mr. Kam Hing Lam as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Elect Ms. Woo Chia Ching, Grace as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Elect Mr. Fok Kin-ning, Canning as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.4: Elect Mr. Frank John Sixt as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Elect Mr. George Colin Magnus as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.6: Elect Mr. Kwok Tun-li, Stanley as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.7: Elect Ms. Hung Siu-lin, Katherine as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.: Appoint Messrs. Deloitte Touche                              ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix their remuneration

PROPOSAL #5.1: Authorize the Directors to issue and                        ISSUER          YES        AGAINST           AGAINST
dispose of additional shares not exceeding 20% of the
 existing issued share capital of the Company at the
date of this resolution until the next AGM [Relevant
Period], such mandate to include the granting of
offers or options [including bonds and debentures
convertible into shares of the Company] which might
be exercisable or convertible during or after the
relevant period

PROPOSAL #5.2: Authorize the Directors during the                          ISSUER          YES          FOR               FOR
relevant period to repurchase shares of HKD 0.50 each
 in the capital of the Company in accordance with all
 applicable laws and the requirements of the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited or of any other stock
exchange as amended from time to time, not exceeding
10% of the aggregate nominal amount of the share
capital of the Company in issue at the date of this
Resolution, and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by law to be held]

PROPOSAL #5.3: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors to issue and dispose of
additional shares pursuant to Resolution 5.1 by the
addition thereto of an amount representing the
aggregate nominal amount of the share capital of the
Company repurchased by the Company under the
authority granted pursuant to Resolution 5.2,
provided that such amount shall not exceed 10% of the
 aggregate nominal amount of the issued share capital
 of the Company at the date of the said resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHEUNG KONG INFRASTRUCTURE HLDGS LTD
  TICKER:                N/A             CUSIP:     G2098R102
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements, the report of the Directors and the
Independent Auditor's report for the YE 31st DEC 2008

PROPOSAL #2.: Declare the final dividend                                   ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Elect Mr. Li Tzar Kuoi, Victor as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.2: Elect Mr. Fok Kin Ning, Canning as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Elect Mr. Tso Kai Sum as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.4: Elect Mr. Cheong Ying Chew, Henry as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.5: Elect Mr. Barrie Cook as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint Messrs. Deloitte Touche                              ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix their remuneration

PROPOSAL #5.1: Authorize the Directors to issue and                        ISSUER          YES        AGAINST           AGAINST
dispose of additional shares not exceeding 20% of the
 existing issued share capital of the Company at the
date of the resolution until the next AGM [Relevant
Period], such mandate to include the granting of
offers or options [including bonds and debentures
convertible into shares of the Company] which might
be exercisable or convertible during or after the
relevant period

PROPOSAL #5.2: Authorize the Directors to repurchase                       ISSUER          YES          FOR               FOR
shares of HKD 1.00 in the capital of the Company
during the relevant period, subject to and in
accordance with all applicable laws and requirements
of the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited or any other
stock exchange as amended from time to time, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by law to be held]

PROPOSAL #5.3: Authorize the Directors to issue and                        ISSUER          YES        AGAINST           AGAINST
dispose of additional shares pursuant to Resolution
5[1] by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company under the authority granted pursuant to
Ordinary Resolution 5[2], provided that such amount
shall not exceed 10% of the aggregate nominal amount
of the issued share capital of the Company at the
date of the said resolution

PROPOSAL #6.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, acting together, individually or by
committee to approve the acquisition of the bonds,
notes, commercial paper or other similar debt
instruments issued by Connected Issuers [as
specified] pursuant to the master agreement dated 03
APR 2009 and made between the Company and Hutchison
Whampoa Limited setting out the basis upon which the
Company or its subsidiaries may acquire the Connected
 Debt Securities issued by the connected issuers,
copy of which have been produced to this meeting
marked A and signed by the Chairman of this meeting
for identification purpose subject to the limitations

PROPOSAL #6.2: Authorize the Directors to acquire                          ISSUER          YES          FOR               FOR
Connected Debt Securities generally and
unconditionally approve i]the aggregate gross
purchase price of Connected Debt Securities of a
particular issue to be acquired, after deducting any
net sale proceeds of Connected Debt Securities sold,
by the Company and its subsidiaries [the Group] [Net
Connected Debt Securities Position] during the
Relevant Period pursuant to the approval in paragraph
 [a] above shall not exceed 20% of the aggregate
value of the subject issue and all outstanding
Connected Debt Securities of the same issuer with the
 same maturity or shorter maturities; ii] the Net
Connected Debt Securities Position of the Group at
any time during the relevant period shall not exceed:
 [a] HKD 2.2 billion or [b] 20% of the aggregate net
liquid assets of the Group which is accounted for and
 consolidated in the accounts of the Company as at 31
 DEC 2008 or if different, 20% of the Company's
unaudited consolidated net liquid assets as at the
last day of the immediately preceding calendar
quarter [the Reference Date], whichever is the lower;
 for this purpose, net liquid assets shall mean the
aggregate value of cash, deposits and marketable
securities [including for the avoidance of doubt any
Connected Debt Securities held at the time] and the
Company's unaudited consolidated net liquid assets as
 at the reference date shall mean the aggregate value
 of the cash, deposits and marketable securities
[including for the avoidance of doubt any Connected
Debt Securities held at the time all valued at their
respective fair market values as at such date] held
by the Group which is accounted for and consolidated
in the accounts of the Company as at the reference
date less the aggregate value of any such assets
which are subject to pledges or other encumbrances as
 at the reference date; [iii] the Connected Debt
Securities shall be [a] listed for trading on a
recognised exchange, [b] offered to qualified
institutional buyers in reliance on Rule 144A under
the U.S. Securities Act of 1933, as amended, [c]
offered to persons outside the United States in
reliance on Regulation S under the U.S. Securities
Act of 1933, or [d] offered pursuant to an issue
where the aggregate value of such issue and all other
 outstanding Connected Debt Securities of the same
issuer is no less than USD 500 million or its
equivalent in other currencies permitted under [vi]
below, and in all cases the Connected Debt Securities
 shall be acquired by the Group only on normal
commercial terms arrived at after arm's length
negotiations; iv] the Connected Debt Securities shall
 be of at least investment grade or its equivalent;
v] the Connected Debt Securities shall not include
zero coupon instruments or instruments with any
imbedded option, right to convert into or exchange
for any form of equity interest or derivative; vi]
the Connected Debt Securities shall be issued in any
of the following currencies, Hong Kong Dollars, the
United States Dollars, Canadian Dollars or such other

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHI MEI OPTOELECTRONICS CORP
  TICKER:                N/A             CUSIP:     Y1371T108
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of the local                           ISSUER          NO           N/A               N/A
secured corporate bonds

PROPOSAL #A.4: To report the status of buyback                             ISSUER          NO           N/A               N/A
treasury stock

PROPOSAL #A.5: To report the status of Merger with                         ISSUER          NO           N/A               N/A
Chi Hsin Electronics Corp [unlisted]

PROPOSAL #A.6: To report the indirect Investment in                        ISSUER          NO           N/A               N/A
People's Republic of China

PROPOSAL #A.7: To report the establishment for the                         ISSUER          NO           N/A               N/A
Rules of the Board Meeting

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the distribution of 2008                            ISSUER          YES          FOR               FOR
profit or offsetting deficit

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
trading derivatives

PROPOSAL #B.6: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHICONY ELECTRONICS CO LTD
  TICKER:                N/A             CUSIP:     Y1364B106
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations and 2009                       ISSUER          NO           N/A               N/A
business plans

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of endorsement and guarantee                     ISSUER          YES          FOR               FOR

PROPOSAL #A.4: The status of joint-venture in                              ISSUER          NO           N/A               N/A
People's Republic of China

PROPOSAL #A.5: The status of distribution for 2008                         ISSUER          NO           N/A               N/A
employee bonus

PROPOSAL #A.6: The report of investment in Chicony                         ISSUER          NO           N/A               N/A
Power Technology [Unlisted Company]

PROPOSAL #A.7: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve to revise the plan for local                        ISSUER          YES          FOR               FOR
unsecured convertible bonds

PROPOSAL #B.3: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 2.5 per share

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, staff bonus; proposed stock
dividend: 50 for 1,000 shares held

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.8: Approve the investment ceiling in                           ISSUER          YES          FOR               FOR
people's Republic of China

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA AGRI-INDUSTRIES HLDGS LTD
  TICKER:                N/A             CUSIP:     Y1375F104
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the execution of the Joint                           ISSUER          YES          FOR               FOR
Venture Agreement [the JV Agreement] dated 16 MAR
2009 and entered into between Excel Joy International
 Company Limited [Excel Joy] and COFCO Limited in
relation to the establishment of Tianjin COFCO Excel
Joy Lingang Storage Company Limited [the New JV Co],
a copy of which as been produced to the meeting
marked A and initiated by the Chairman of the meeting
 for identification purpose, adoption of the articles
 of association of the New JV Co [New JV Articles]
and the performance by Excel Joy of the transactions
contemplated; and authorize any 1 or more of the
Directors of the Company [the Directors] to sign or
execute such other documents or supplemental
agreements or deeds on behalf of the Company and to
do all such things and take all such actions as he or
 they may consider necessary or desirable for the
purpose of giving effect to the JV Agreement and the
New JV Articles and the transactions contemplated
therein with such changes as any Director's may
consider necessary, desirable or expedient

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA AGRI-INDUSTRIES HLDGS LTD
  TICKER:                N/A             CUSIP:     Y1375F104
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
consolidated financial statements of the Company and
its subsidiaries and the reports of the Directors and
 the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Approve a final dividend of HK 13.6                          ISSUER          YES          FOR               FOR
cents per share for the YE 31 DEC 2008

PROPOSAL #3.a.i: Re-elect Mr. Ning Gaoning as an Non-                      ISSUER          YES        AGAINST           AGAINST
Executive Director and the Chairman of the Board of
Directors of the Company

PROPOSAL #3.aii: Re-elect Mr. Lu Jun as an Executive                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #3aiii: Re-elect Mr. Victor Yang as an                            ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company

PROPOSAL #3.b: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to fix the above Executive Directors' and
 Non-Executive Directors remuneration

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors of the Company to fix their
remunerations

PROPOSAL #5.A: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
this resolution, to allot, issue and deal with
additional shares in the capital of the Company or
securities convertible into such shares, options,
warrants or similar rights to subscribe for any
shares in the Company, and to make and grant offers,
agreements and options which would or might require
the exercise of such power, agreements and options
which would or might require the exercise of such
power after the end of the relevant period, the
aggregate nominal amount of share capital allotted or
 agreed conditionally or unconditionally to be
allotted [whether pursuant to an option or otherwise]
 by the Directors pursuant to the approval in this
resolution otherwise than pursuant to the shares of
the Company issued as a result of a Rights Issue [as
specified in this resolution] or pursuant to the
exercise of options under any existing share option
scheme of the Company or similar arrangement or any
scrip dividend or similar arrangement providing for
the allotment of shares of the Company in lieu of the
 whole or part of the dividend on the shares of the
Company in accordance with the Company's Articles of
Association, shall not exceed 20% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of passing of this resolution
and the said approval shall be limited accordingly;
[Authority expire the earlier of the conclusion of
the next AGM of the Company or the end of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or any
applicable Law of Hong Kong to be held]

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to this resolution, to repurchase
its own shares on the Stock Exchange of Hong Kong
Limited [the Stock Exchange] or on any other Stock
Exchange on which the securities of the Company may
be listed and recognized by the securities and
Futures Commission and the Stock Exchange for this
purpose, subject to and in accordance with all
applicable laws and requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange or of any other stock exchange on which the
securities of the Company may be listed as amended
from time to time, generally and unconditionally, the
 aggregate nominal amount of shares of the Company to
 be repurchased by the Company pursuant to this
resolution during the relevant period shall not
exceed 10% of the aggregate nominal amount of the
share capital of the Company in issue as at the date
of passing of this resolution and the said approval

PROPOSAL #5.C: Approve, conditional upon Resolutions                       ISSUER          YES        AGAINST           AGAINST
5A and 5B of the notice of AGM of which this
resolution forms part being passed, the aggregate
nominal amount of shares in the capital of the
Company which is repurchased by the Company under the
 authority granted to the Directors as mentioned in
such Resolution 5B shall be added to the aggregate
nominal amount of share capital that may be allotted
or agreed conditionally or unconditionally to be
allotted by the Directors the Company pursuant to
such Resolution 5A, provided that the amount of share
 capital repurchased by the Company shall not exceed
10% of the total nominal amount of the share capital
of the Company in issue on the date of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA AIRLINES
  TICKER:                N/A             CUSIP:     Y1374F105
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the business operation                            ISSUER          NO           N/A               N/A
result of FY 2008

PROPOSAL #A.2: To report the Supervisors review                            ISSUER          NO           N/A               N/A
financial reports of FY 2008

PROPOSAL #A.3: The status of deficit which exceeds                         ISSUER          NO           N/A               N/A
half of paid-in capital

PROPOSAL #B.1: Ratify the business operation results                       ISSUER          YES        ABSTAIN           AGAINST
and financial reports of FY 2008

PROPOSAL #B.2: Ratify the offsetting deficit of FY                         ISSUER          YES        ABSTAIN           AGAINST
2008
PROPOSAL #B.3: Approve the proposal of capital                             ISSUER          YES        ABSTAIN           AGAINST
reduction to offset deficit

PROPOSAL #B.4: Approve the proposal of raising                             ISSUER          YES        ABSTAIN           AGAINST
capital through private placement

PROPOSAL #B.5: Approve to revise the Articles of                           ISSUER          YES        ABSTAIN           AGAINST
Incorporation

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES        ABSTAIN           AGAINST
loan to other parties

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES        ABSTAIN           AGAINST
endorsements and guarantees

PROPOSAL #B.8: Approve to revise the procedures of                         ISSUER          YES        ABSTAIN           AGAINST
engaging derivatives dealing

PROPOSAL #B.9: Approve to revise the procedures of                         ISSUER          YES        ABSTAIN           AGAINST
the election of Directors and Supervisors

PROPOSAL #B.10: Elect the Directors and Supervisors                        ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #B.11: Approve to release the Directors from                      ISSUER          YES        ABSTAIN           AGAINST
 non-competition duties

PROPOSAL #B.12: Other issues and extraordinary motions                     ISSUER          YES        ABSTAIN             FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA BLUECHEMICAL LTD
  TICKER:                N/A             CUSIP:     Y14251105
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Approve and ratify the entering into                        ISSUER          YES          FOR               FOR
of the supplemental agreement in relation to the
transportation services framework agreement dated 01
SEP 2006 [the COSL Transportation Agreement] entered
into between China BlueChemical Ltd [the Company] and
 China Oilfield Services Limited [COSL] in relation
to the provision of transportation services by COSL
to the Company and its subsidiaries from time to time
 [the Group], details of which are more particularly
described in the circular regarding Continuing
Connected Transactions of the Company dated 14 NOV
2008 [the CCT Circular]

PROPOSAL #1.B: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [the Board] to implement the transactions
 under the COSL Transportation Agreement and its
supplemental agreement

PROPOSAL #2.A: Approve and ratify the proposed                             ISSUER          YES          FOR               FOR
maximum annual aggregate value(s) [the Proposed Caps]
 for the transactions under the COSL Transportation
Agreement for the 3 financial years commencing on 01
JAN 2009 and ending on 31 DEC 2011 as specified in
the Continuing Connected Transactions Circular

PROPOSAL #2.B: Authorize the Board to take such                            ISSUER          YES          FOR               FOR
actions as are necessary to implement the Proposed

PROPOSAL #3.A: Approve and ratify the Proposed Caps                        ISSUER          YES          FOR               FOR
for the transactions under the: (1) Dongfang 1-1
Offshore Gasfields Natural Gas Sale and Purchase
Agreement dated 28 JUL 2003 entered into between
CNOOC China Limited and the Company; (2) Dongfang 1-1
 Offshore Gasfields Natural Gas Sale and Purchase
Agreement dated 10 MAR 2005 entered into between
CNOOC China Limited and CNOOC Kingboard Chemical
Limited [CNOOC Jiantao]; and (3) a natural gas sale
and purchase framework agreement dated 01 SEP 2006
entered into between the Company and CNOOC China
Limited for the 3 financial years commencing on 01
JAN 2009 and ending on 31 DEC 2011 as specified in
the Continuing Connected Transactions Circular

PROPOSAL #3.B: Authorize the Board to take such                            ISSUER          YES          FOR               FOR
actions as are necessary to implement the Proposed

PROPOSAL #4.A: Approve and ratify the entering into                        ISSUER          YES          FOR               FOR
of the supplemental agreement in relation to the
comprehensive services and Product Sales framework
agreement dated 01 SEP 2006 [the Comprehensive
Services and Product Sales Agreement] entered into
between the Company and China National Offshore Oil
Corporation [CNOOC], details of which are more
particularly described in the Continuing Connected
Transactions Circular

PROPOSAL #4.B: Authorize the Board to implement the                        ISSUER          YES          FOR               FOR
transactions under the Comprehensive Services and
Product Sales Agreement and its supplemental agreement

PROPOSAL #5.A: Approve and ratify the Proposed Caps                        ISSUER          YES          FOR               FOR
for the transactions under Category A4(a) of the
Comprehensive Services and Product Sales Agreement
for the 3 financial years commencing on 01 JAN 2009
and ending on 31 DEC 2011 as set out in the
Continuing Connected Transactions Circular

PROPOSAL #5.B: Authorize the Board to take such                            ISSUER          YES          FOR               FOR
actions as are necessary to implement the Proposed

PROPOSAL #6.A: Approve and ratify the Proposed Caps                        ISSUER          YES          FOR               FOR
for the transactions under Category A4(b) of the
Comprehensive Services and Product Sales Agreement
for the 3 financial years commencing on 01 JAN 2009
and ending on 31 DEC 2011 as set out in the
Continuing Connected Transactions Circular

PROPOSAL #6.B: Authorize the Board to take such                            ISSUER          YES          FOR               FOR
actions as are necessary to implement the Proposed

PROPOSAL #7.A: Approve and ratify the Proposed Caps                        ISSUER          YES          FOR               FOR
for the transactions under Category A4(c) of the
Comprehensive Services and Product Sales Agreement
for the 3 financial years commencing on 01 JAN 2009
and ending on 31 DEC 2011 as set out in the
Continuing Connected Transactions Circular

PROPOSAL #7.B: Authorize the Board to take such                            ISSUER          YES          FOR               FOR
actions as are necessary to implement the Proposed

PROPOSAL #8.A: Approve and ratify the entering into                        ISSUER          YES        AGAINST           AGAINST
of the supplemental agreement in relation to
financial services framework agreement dated 01 SEP
2006 [the Financial Services Agreement] entered into
between the Group and CNOOC Finance Corporation
Limited [CNOOC Finance] in relation to the financial
transactions between CNOOC Finance and the Group,
details of which are more particularly described in
the Continuing Connected Transactions Circular

PROPOSAL #8.B: Authorize the Board to implement the                        ISSUER          YES        AGAINST           AGAINST
transactions under the Financial Services Agreement
and its supplemental agreement

PROPOSAL #9.A: Approve and ratify the Proposed Caps                        ISSUER          YES        AGAINST           AGAINST
for the transactions under Category A5(a) of the
Financial Services Agreement for the 3 financial
years commencing on 01 JAN 2009 and ending on 31 DEC
2011 as set out in the Continuing Connected
Transactions Circular

PROPOSAL #9.B: Authorize the Board to take such                            ISSUER          YES        AGAINST           AGAINST
actions as are necessary to implement the Proposed

PROPOSAL #10.A: Approve and ratify the Proposed Caps                       ISSUER          YES        AGAINST           AGAINST
for the transactions under Category A5(b) of the
Financial Services Agreement for the 3 financial
years commencing on 01 JAN 2009 and ending on 31 DEC
2011 as set out in the Continuing Connected
Transactions Circular

PROPOSAL #10.B: Authorize the Board to take such                           ISSUER          YES        AGAINST           AGAINST
actions as are necessary to implement the Proposed

PROPOSAL #11.A: Approve and ratify the entering into                       ISSUER          YES          FOR               FOR
of the supplemental agreement in relation to the
product sales and related services framework
agreement dated 22 AUG 2006 [the Kingboard Product
Sales and Services Agreement] entered into between
the Company and Kingboard Investment Limited [Hong
Kong Kingboard] in relation to the provision of
services and products by the Group to Hong Kong
Kingboard and its Associates, details of which are
particularly described in the Continuing Connected
Transactions Circular

PROPOSAL #11.B: Authorize the Board to implement the                       ISSUER          YES          FOR               FOR
transactions under the Kingboard Product Sales and
Services Agreement and its supplemental agreement

PROPOSAL #12.A: Approve and ratify the Proposed Caps                       ISSUER          YES          FOR               FOR
for the transactions under the Kingboard Product
Sales and Services Agreement for the 3 financial
years commencing on 01 JAN 2009 and ending on 31 DEC
2011 as set out in the Continuing Connected
Transactions Circular

PROPOSAL #12.B: Authorize the Board to take such                           ISSUER          YES          FOR               FOR
actions as are necessary to implement the Proposed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA BLUECHEMICAL LTD
  TICKER:                N/A             CUSIP:     Y14251105
  MEETING DATE:          2/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.a: Approve and ratify, the entering into                       ISSUER          YES          FOR               FOR
the sale and purchase agreement dated 12 DEC 2008
[the Acquisition Agreement] between [China Blue
Chemical Ltd] [the Company], as purchaser, and [China
 National Offshore Oil Corporation] [CNOOC], as
vendor, in relation to the proposed acquisition of
83.17% equity interest in [Hubei Dayukou Chemical
Co., Ltd] [the DYK Chemical] and 100% equity interest
 in [ZHJ Mining Co., Ltd], [the ZHJ Mining] at a cash
 consideration of RMB1,262,847,026 [equivalent to
approximately HKD 1,430,177,832], of which
RMB1,081,027,026 [equivalent to approximately HKD
1,224,266,168] constitutes the consideration for the
acquisition of 83.17% equity interest in DYK Chemical
 and RMB 181,820,000 [equivalent to approximately HKD
 205,911,665] constitutes the consideration for the
acquisition of 100% equity interest in ZHJ Mining
[the Acquisition] and the transactions contemplated
thereunder, details of which are more particularly
described in the circular regarding major and
connected transaction in respect of the proposed
acquisition and proposed continuing connected
transactions dated 31 DEC 2008 [the Acquisition

PROPOSAL #1.b: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [the Board], or to further delegate the
authorization granted to the Board to any one
Executive Director of the Company, to do such things,
 matters and take such actions in respect of the
acquisition and the transactions contemplated
therein, including but not limited: to set down and
implement the acquisition plan, including but not
limited to confirming the basis of consideration,
consideration and the timetable for the acquisition,
the payment of consideration and the Completion; and
confirming all material terms and relevant matters in
 relation to the acquisition in accordance with the
relevant laws, regulations, rules in regulatory
documents and the acquisition plan which is to be
approved by the shareholders other than those who
have interest in the acquisition and the continuing
connected transactions arising from the acquisition
[the Independent Shareholders] at the EGM of the
Company to be held on Monday, 16 FEB 2009 [the EGM];
to amend, supplement, sign, deliver, report and
implement all contracts, agreements and documents
relating to the acquisition; to represent the Company
 to communicate with, negotiate with and deliver all
relevant applications, filings or other documents to,
 the relevant responsible governmental departments
and regulatory bodies [both domestic and outside the
People's Republic of China] in respect of the
acquisition in order to obtain all the relevant
approvals and registrations; to make necessary
amendments, modifications and adjustments to the
acquisition agreement, the acquisition plan and all
other related documents in accordance with the
comments given by the relevant governmental
departments and regulatory bodies on the acquisition
plan and other documents in relation to the
acquisition and the new policies promulgated by the
relevant governmental departments and regulatory
bodies which may have effect on Acquisition and the
documents relating to the acquisition; and to do all
such other things, matters and take all such actions
in relation to the acquisition and the transactions
contemplated therein; the aforesaid authorization is
valid for 12 months from the date when the relevant
resolution is approved by the Independent

PROPOSAL #2.a: Approve and ratify the proposed                             ISSUER          YES          FOR               FOR
maximum annual aggregate value(s) for the continuing
connected transactions of the Company [the Proposed
Chapter under Category 2[a] of the comprehensive
services and product sales framework agreement dated
01 SEP 2006 and its supplemental agreement dated 05
NOV 2008 entered into between the Company and CNOOC
[the Comprehensive Services and Product Sales
Agreement] in relation to the sales of products by
the Company and its subsidiaries from time to time
[the Group] to CNOOC and its associates presented as
a group, excluding the Group, CNOOC Limited, China
Oilfield Services Limited and Offshore Oil
Engineering Co., Ltd [the CNOOC Group] for the 3 FY
commencing on 01 JAN 2009 and ending on 31 DEC 2011

PROPOSAL #2.b: Authorize the Board to take such                            ISSUER          YES          FOR               FOR
actions as are necessary to implement the Proposed
Chapters

PROPOSAL #3.a: Approve and ratify the Proposed                             ISSUER          YES          FOR               FOR
Chapters for the continuing connected transactions
under Category 2[b] of the Comprehensive Services and
 Product Sales Agreement in relation to the purchases
 of products by the DYK Chemical from the CNOOC Group
 commencing on 01 JAN 2009 and ending on 31 DEC 2011
as specified

PROPOSAL #3.b: Authorize the Board to take such                            ISSUER          YES          FOR               FOR
actions as are necessary to implement the Proposed
Chapters

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA BLUECHEMICAL LTD
  TICKER:                N/A             CUSIP:     Y14251105
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Board of Directors of the Company [the Board] for the
 YE 31 DEC 2008

PROPOSAL #2.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the Auditors' report of the Company
for the YE 31 DEC 2008

PROPOSAL #3.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the YE 31
DEC 2008

PROPOSAL #4.: Approve the distribution of profit of                        ISSUER          YES          FOR               FOR
the Company for the YE 31 DEC 2008 and declaration of
 the Company's final dividend for the YE 31 DEC 2008

PROPOSAL #5.: Re-appoint Ernst & Young Hua Ming and                        ISSUER          YES          FOR               FOR
Ernst & Young as the domestic and International
Auditors of the Company for a term until the
conclusion of the next AGM and authorize the Audit
Committee of the Board to fix their respective
remuneration

PROPOSAL #6.: Approve the budget of the Company for                        ISSUER          YES          FOR               FOR
the year 2009

PROPOSAL #7.: Re-elect Mr. Yang Yexin as an Executive                      ISSUER          YES          FOR               FOR
 Director of the Company, to authorize any Executive
Director of the Company to sign the relevant service
contract on behalf of the Company with Mr. Yang
Yexin, and authorize the Board, which in turn will
further delegate the remuneration committee of the
Board to determine his remuneration

PROPOSAL #8.: Re-elect Mr. Fang Yong as an Executive                       ISSUER          YES          FOR               FOR
Director of the Company, to authorize any Executive
Director of the Company to sign the relevant service
contract on behalf of the Company with Mr. Fang Yong,
 and authorize the Board, which in turn will, further
 delegate the remuneration committee of the Board to
determine his remuneration

PROPOSAL #9.: Re-elect Mr. Chen Kai as an Executive                        ISSUER          YES          FOR               FOR
Director of the Company, to authorize any Executive
Director of the Company to sign the relevant service
contract on behalf of the Company with Mr. Chen Kai,
and authorize the Board, which in turn will, further
delegate the remuneration committee of the Board to
determine his remuneration

PROPOSAL #10.: Re-elect Mr. Wu Mengfei as a Non-                           ISSUER          YES          FOR               FOR
executive Director of the Company, to authorize any
Executive Director of the Company to sign the
relevant service contract on behalf of the Company
with Mr. Wu Mengfei, and authorize the Board to
determine his remuneration based on the
recommendation by the remuneration committee of the

PROPOSAL #11.: Re-elect Mr. Tsui Yiu Wah, Alec as an                       ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company, to
 authorize any Executive Director of the Company to
sign the relevant service contract on behalf of the
Company with Mr. Tsui Yiu Wah, Alec, and authorize
the Board to determine his remuneration based on the
recommendation by the remuneration committee of the
Board

PROPOSAL #12.: Re-elect Mr. Zhang Xinzhi as an                             ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company, to
 authorize any Executive Director of the Company to
sign the relevant service contract on behalf of the
Company with Mr. Zhang Xinzhi, and authorize the
Board to determine his remuneration based on the
recommendation by the remuneration committee of the
Board

PROPOSAL #13.: Elect Mr. Li Yongwu as an Independent                       ISSUER          YES          FOR               FOR
Non-executive Director of the Company, to authorize
any Executive Director of the Company to sign the
relevant service contract on behalf of the Company
with Mr. Li Yongwu, and authorize the Board to
determine his remuneration based on the
recommendation by the remuneration committee of the

PROPOSAL #14.: Re-elect Mr. Yin Jihong as a                                ISSUER          YES          FOR               FOR
Supervisor of the Company, to authorize any Executive
 Director of the Company to sign the relevant service
 contract on behalf of the Company with Mr. Yin
Jihong, and authorize the Board, which in turn will
further delegate the remuneration committee of the
Board to determine his remuneration

PROPOSAL #15.: Re-elect Mr. Huang Jinggui as a                             ISSUER          YES          FOR               FOR
Supervisor of the Company, to authorize any Executive
 Director of the Company to sign the relevant service
 contract on behalf of the Company with Mr. Huang
Jinggui, and authorize the Board, which in turn will
further delegate the remuneration committee of the
Board to determine his remuneration

PROPOSAL #S.16: Authorize the Board to issue, allot                        ISSUER          YES        AGAINST           AGAINST
and/or deal with additional domestic shares and
overseas listed foreign shares (H Shares) of the
Company, and to make or grant offers, agreements or
options in respect thereof, subject to the following
conditions: (i) such mandate shall not extend beyond
the Relevant Period save that the Board may during
the Relevant Period make or grant offers, agreements
or options which might require the exercise of such
powers after the end of the Relevant Period; (ii) the
 number of the domestic shares and H Shares to be
issued and allotted or agreed conditionally or
unconditionally to be issued and allotted by the
Board shall not exceed 20% of each of its existing
domestic shares and overseas listed foreign shares of
 the Company; and (iii) the Board will only exercise
its power under such mandate in accordance with the
Company Law of the PRC and the Rules Governing the
Listing of Securities on the Stock Exchange of Hong
Kong Limited (as amended from time to time) or
applicable laws, rules and regulations of other
government or regulatory bodies and only if all
necessary approvals from the China Securities
Regulatory Commission and/or other relevant PRC
government authorities are obtained; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration or the 12 month];
and to increase the registered capital of the Company
 to reflect the number of shares authorized to be
issued by the Company pursuant to this special
resolution and to make such appropriate and necessary
 amendments to the Articles of Association as they
think fit to reflect such increases in the registered
 capital of the Company and to take any other action
and complete any formality required to effect the
separate or concurrent issuance of shares pursuant to
 this special resolution and the increase in the
registered capital of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA CITIC BANK CORPORATION LTD, BEIJING
  TICKER:                N/A             CUSIP:     Y1434M116
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the appointment of Mr. Li                            ISSUER          YES          FOR               FOR
Zheping as an Independent Non-Executive Director of
the Bank

PROPOSAL #2.: Approve and ratify the Loan Asset                            ISSUER          YES          FOR               FOR
Transfer Framework Agreement and the Wealth
Management Service Framework Agreement and their
proposed respective annual caps for each of the 3
years ending 31 DEC 2008, 2009 and 2010 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA CITIC BANK CORPORATION LTD, BEIJING
  TICKER:                N/A             CUSIP:     Y1434M116
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the year 2008

PROPOSAL #2.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Supervisors of the Company for the year 2008

PROPOSAL #3.: Approve the annual report of the                             ISSUER          YES          FOR               FOR
Company for the year 2008

PROPOSAL #4.: Approve the financial report of the                          ISSUER          YES          FOR               FOR
Company for the year 2008

PROPOSAL #5.: Approve the Profit Distribution Plan of                      ISSUER          YES          FOR               FOR
 the Company for the year 2008

PROPOSAL #6.: Approve the Financial Budget Plan of                         ISSUER          YES          FOR               FOR
the Company for the year 2009

PROPOSAL #7.: Approve the resolution on engagement of                      ISSUER          YES          FOR               FOR
 accounting firms and their service fees for the year
 2009

PROPOSAL #8.1: Re-elect Mr. Kong Dan as a Director of                      ISSUER          YES          FOR               FOR
 the bank

PROPOSAL #8.2: Re-elect Mr. Chang Zhenming as a                            ISSUER          YES          FOR               FOR
Director of the bank

PROPOSAL #8.3: Re-elect Dr. Chen Xiaoxian as a                             ISSUER          YES          FOR               FOR
Director of the bank

PROPOSAL #8.4: Re-elect Mr. Dou Jianzhong as a                             ISSUER          YES          FOR               FOR
Director of the bank

PROPOSAL #8.5: Re-elect Mr. Ju Weimin as a Director                        ISSUER          YES          FOR               FOR
of the bank

PROPOSAL #8.6: Re-elect Mr. Zhang Jijing as a                              ISSUER          YES          FOR               FOR
Director of the bank

PROPOSAL #8.7: Re-elect Mr. Wu Beiying as a Director                       ISSUER          YES          FOR               FOR
of the bank

PROPOSAL #8.8: Re-elect Ms. Chan Hui Dor Lam Doreen                        ISSUER          YES          FOR               FOR
as a Director of the bank

PROPOSAL #8.9: Re-elect Mr. Guo Ketong as a Director                       ISSUER          YES        AGAINST           AGAINST
of the bank

PROPOSAL #8.10: Re-elect Mr. Jose Ignacio                                  ISSUER          YES          FOR               FOR
Goirigolzarri as a Director of the bank

PROPOSAL #8.11: Elect Mr. Jose Andres Barreiro                             ISSUER          YES          FOR               FOR
Hernandez as a Director of the bank

PROPOSAL #8.12: Re-elect Dr. Bai Chong-En as a                             ISSUER          YES          FOR               FOR
Director of the bank

PROPOSAL #8.13: Re-elect Dr. Ai Hongde as a Director                       ISSUER          YES          FOR               FOR
of the bank

PROPOSAL #8.14: Re-elect Dr. Xie Rong as a Director                        ISSUER          YES          FOR               FOR
of the bank

PROPOSAL #8.15: Re-elect Mr. Wang Xiangfei as a                            ISSUER          YES          FOR               FOR
Director of the bank

PROPOSAL #8.16: Re-elect Mr. Li Zheping as a Director                      ISSUER          YES          FOR               FOR
 of the bank

PROPOSAL #9.1: Re-elect Mr. Wang Chuan as a                                ISSUER          YES          FOR               FOR
Supervisor of the bank

PROPOSAL #9.2: Re-elect Mr. Wang Shuanlin as a                             ISSUER          YES          FOR               FOR
Supervisor of the bank

PROPOSAL #9.3: Re-elect Ms. Zhuang Yumin as a                              ISSUER          YES          FOR               FOR
Supervisor of the bank

PROPOSAL #9.4: Re-elect Ms. Luo Xiaoyuan as a                              ISSUER          YES          FOR               FOR
Supervisor of the bank

PROPOSAL #9.5: Re-elect Mr. Zheng Xuexue as a                              ISSUER          YES          FOR               FOR
Supervisor of the bank

PROPOSAL #10.: Approve the proposed acquisition of a                       ISSUER          YES          FOR               FOR
70.32% interest in CITIC International Financial
Holdings Limited by the Bank from Gloryshare
Investments Limited

PROPOSAL #S.1: Approve the amendments to the Articles                      ISSUER          YES          FOR               FOR
 of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA COAL ENERGY CO LTD
  TICKER:                N/A             CUSIP:     Y1434L100
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Land Use Rights                       ISSUER          YES          FOR               FOR
Leasing Framework Agreement and its annual caps for
each of the 3 YE 31 DEC 2009, 2010 and 2011, as
specified

PROPOSAL #2.: Approve and ratify the Trademark                             ISSUER          YES          FOR               FOR
License Framework Agreement as specified

PROPOSAL #3.: Approve and ratify the Property Leasing                      ISSUER          YES          FOR               FOR
 Framework Agreement and its annual caps for each of
the 3 YE 31 DEC 2009, 2010 and 2011, as specified

PROPOSAL #4.: Approve and ratify the Coal Export and                       ISSUER          YES          FOR               FOR
Sales Agency Framework Agreement and its proposed
annual caps for each of the 3 YE 31 DEC 2009, 2010
and 2011, as specified

PROPOSAL #5.: Approve and ratify the Coal Supplies                         ISSUER          YES          FOR               FOR
Framework Agreement and its annual caps for each of
the 3 YE 31 DEC 2009, 2010 and 2011, as specified

PROPOSAL #6.: Approve and ratify the Integrated                            ISSUER          YES          FOR               FOR
Materials and Services Mutual Provision Framework
Agreement and its annual caps for each of the 3 YE 31
 DEC 2009, 2010 and 2011, as specified

PROPOSAL #7.: Approve and ratify the revised cap of                        ISSUER          YES          FOR               FOR
the amounts paid for provision of construction
services from China Coal Group for the YE 31 DEC
2008, as specified

PROPOSAL #8.: Approve and ratify the Mine                                  ISSUER          YES          FOR               FOR
Construction, Mining Design and General Contracting
Service Framework Agreement and its annual caps for
each of the 3 YE 31 DEC 2009, 2010 and 2011, as
specified

PROPOSAL #9.: Approve and ratify the Coal, Pertinent                       ISSUER          YES          FOR               FOR
Products and Service Provision Framework Agreement
and its proposed annual caps for each of the 3 YE 31
DEC 2009, 2010 and 2011, as specified

PROPOSAL #10.: Appoint Mr. Wang An as an Executive                         ISSUER          YES          FOR               FOR
Director of the Board of Directors of the Company
with immediate effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA COAL ENERGY CO LTD
  TICKER:                N/A             CUSIP:     Y1434L100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 report of the Board of                      ISSUER          YES          FOR               FOR
 Directors of the Company [the Board of Directors]

PROPOSAL #2.: Approve the 2008 report of the                               ISSUER          YES          FOR               FOR
Supervisory Committee of the Company [the Supervisory
 Committee]

PROPOSAL #3.: Approve the report of the Auditors and                       ISSUER          YES          FOR               FOR
the Company's audited financial statements for the YE
 31 DEC 2008

PROPOSAL #4.: Approve the Profit Distribution Plan                         ISSUER          YES          FOR               FOR
for the year 2008 as recommended by the Board of
Directors and authorize the Board of Directors to
implement such proposal

PROPOSAL #5.: Approve the Company's 2009 capital                           ISSUER          YES          FOR               FOR
expenditure budget

PROPOSAL #6.: Approve the 2009 emoluments of the                           ISSUER          YES          FOR               FOR
Directors and the Supervisors of the Company

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers Zhong                      ISSUER          YES          FOR               FOR
 Tian CPAs Limited Company, as the Company's Domestic
 Auditor and PricewaterhouseCoopers, Certified Public
 Accountants, as the Company's International Auditor
for the FY of 2009 and authorize the Board of
Directors to determine their respective remunerations

PROPOSAL #S.8: Approve the proposed amendments to the                      ISSUER          YES          FOR               FOR
 Articles of Association of the Company, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
  TICKER:                N/A             CUSIP:     Y14369105
  MEETING DATE:          8/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, within 30                            ISSUER          YES          FOR               FOR
months from the date of passing of this resolution,
to issue domestic corporate bonds [the 'Domestic
Corporate Bonds'] in the PRC in the principal amount
of not more than RMB 15 billion; authorize the Board
of Directors of the Company [the 'Board'], or under
appropriate circumstances, more than 2 Directors
approved by the Board, to: i) determine and finalize
the terms and conditions of the proposed issue of the
 Domestic Corporate Bonds, including but not limited
to, the final amount of issue, the offering method
and the interest rate; and ii) do all such acts and
things, to sign and execute all such other documents,
 deeds, instruments and agreements [the 'Ancillary
Documents'], to make applications to the relevant
regulatory authorities for the approval of the issue
of the Domestic Corporate Bonds and to take such
steps as they may consider necessary, appropriate,
expedient and in the interests of the Company to give
 effect to or in connection with the issue of the
Domestic Corporate Bonds or any transactions
contemplated thereunder and all other matters
incidental thereto, and to agree to any amendments to
 any of the terms of the Ancillary Documents which in
 the opinion of the Board are in the interests of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI
  TICKER:                N/A             CUSIP:     Y14369105
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the year 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the year 2008

PROPOSAL #3.: Approve the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements of the Company for the YE 31 DEC
 2008

PROPOSAL #4.: Approve the profit distribution and                          ISSUER          YES          FOR               FOR
dividend distribution plan for the year 2008 as
recommended by the Board of Directors of the Company

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Company's International Auditors and
PricewaterhouseCoopers Zhong Tian CPAs Limited
Company as the Company's Domestic Auditors for a term
 ending at the next AGM of the Company and authorize
the Board of Directors of the Company to determine
their respective remuneration

PROPOSAL #6.: Approve the despatching or providing                         ISSUER          YES          FOR               FOR
corporate communications to the shareholders of H
shares of the Company via its website

PROPOSAL #S.7: Approve the amendments to the Articles                      ISSUER          YES          FOR               FOR
 of Association

PROPOSAL #S.8: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to allot, issue and deal with additional
H shares and domestic shares of the Company, either
separately or concurrently and to make or grant
offers, agreements and options in respect thereof,
subject to the following conditions: such mandate
shall not extend beyond the relevant period save that
 the Board of Directors may during the relevant
period make or grant offers, agreements or options
which might require the exercise of such powers after
 the end of the relevant period; the number of the
domestic shares and H shares issued and allotted or
agreed conditionally or unconditionally to be issued
and allotted [whether pursuant to an option or
otherwise] by the Board of Directors otherwise than
pursuant to (x) a rights issue, or (y) any option
scheme or similar arrangement adopted by the Company
from time to time for the grant or issue to officers
and/or employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares of
 the Company, shall not exceed 20% of each of the
existing domestic shares and H shares of the Company
in issue as at the date of this resolution; and will
only exercise its power under such mandate in
accordance with the Company Law of the PRC and the
rules governing the listing of securities on the
Stock Exchange of Hong Kong Limited [as amended from
time to time] and only if all necessary approvals
from relevant PRC government authorities are
obtained; to make such amendments to the Articles of
Association of the Company as it thinks fit so as to
increase the registered share capital and reflect the
 new capital structure of the Company upon the
allotment and issuance of and dealing with shares as
contemplated in above; contingent on the Board of
Directors resolving to issue shares pursuant of this
resolution, the Board of Directors to approve,
execute and do or procure to be executed and done,
all such documents, deeds and things as it may
consider necessary in connection with the issue of
such shares including, without limitation,
determining the size of the issue, the issue price,
the use of proceeds from the issue, the target of the
 issue and the place and time of the issue, making
all necessary applications to the relevant
authorities, entering into an underwriting agreement
or any other agreements and making all necessary
filings and registrations with the relevant PRC, Hong
 Kong and other authorities; [Authority expires the
earlier of the conclusion of the next AGM of the
Company following the passing of this resolution or
the expiration of the 12-month period following the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI
  TICKER:                N/A             CUSIP:     Y1436A102
  MEETING DATE:          11/14/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the 2008                                  ISSUER          YES          FOR               FOR
Supplemental Agreement [in respect of the extension
of the Non-exempt Connected Transactions to 31 DEC
2010] with China Telecommunications Corporation as
specified and the transactions contemplated there
under and authorize any Director of the Company to do
 all such further acts and things and execute such
further documents and take all such steps which in
their opinion may be necessary, desirable or
expedient to implement and/or give effect to the
terms of such agreement

PROPOSAL #2.: Approve and ratify the proposed new                          ISSUER          YES          FOR               FOR
annual caps for each of the Engineering Framework
Agreement, Ancillary Telecommunications Services
Framework Agreement, Operation Support Services
Framework Agreement, and IT Application Services
Framework Agreement with China Telecommunications
Corporation for the 3 YE 31 DEC 2008, 2009 and 2010,
as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI
  TICKER:                N/A             CUSIP:     Y1436A102
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the consolidated financial                           ISSUER          YES          FOR               FOR
statements of the Company, the report of the
Directors, the report of the Supervisory Committee
and the report of the International Auditors for the
YE 31 DEC 2008, and authorize the Board of Directors
of the Company [the Board] to prepare the budget of
the Company for the year 2009

PROPOSAL #2.: Approve the profit distribution                              ISSUER          YES          FOR               FOR
proposal and the declaration and the payment of a
final dividend for the YE 31 DEC 2008

PROPOSAL #3.: Re-appoint KPMG and KPMG Huazhen as the                      ISSUER          YES          FOR               FOR
 International Auditors and the Domestic Auditors of
the Company, respectively for the YE 31 DEC 2009 and
authorize the Board to fix the remuneration of the
Auditors

PROPOSAL #S.4: Authorize the Board, during the                             ISSUER          YES        AGAINST           AGAINST
relevant period, to allot, issue and deal with
additional shares of the Company and to make or grant
 offers, agreements and options which might require
the exercise of such powers and the amount of
additional domestic Shares or overseas-listed foreign
 invested shares [H Shares] [as the case may be]
allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted,
issued and dealt with either separately or
concurrently by the Board pursuant to the approval in
 this resolution, otherwise than pursuant to: i) a
rights issue [as specified]; or ii) any scrip
dividend or similar arrangement providing for the
allotment of Shares in lieu of the whole or part of a
 dividend on Shares in accordance with the Articles
of Association of the Company shall not exceed 20% of
 each of the Company's existing domestic Shares and H
 Shares [as the case may be] in issue at the date of
passing this resolution; and [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the 12 months period]

PROPOSAL #S.5: Authorize the Board to increase the                         ISSUER          YES        AGAINST           AGAINST
registered capital of the Company to reflect the
issue of shares in the Company authorized under
Resolution S.4, and to make such appropriate and
necessary amendments to the Articles of Association
of the Company as they think fit to reflect such
increases in the registered capital of the Company
and to take any other action and complete any
formality required to effect such increase of the
registered capital of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA CONSTR BK CORP
  TICKER:                N/A             CUSIP:     Y1397N101
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 report of the Board of                      ISSUER          YES          FOR               FOR
 Directors of the Bank

PROPOSAL #2.: Approve the 2008 report of the Board of                      ISSUER          YES          FOR               FOR
 Supervisors of the Bank

PROPOSAL #3.: Approve the Bank's 2008 final financial                      ISSUER          YES          FOR               FOR
 accounts

PROPOSAL #4.: Approve the 2009 fixed assets                                ISSUER          YES          FOR               FOR
investment budget of the Bank

PROPOSAL #5.: Approve the Bank's Profit Distribution                       ISSUER          YES          FOR               FOR
Plan for the second half of 2008

PROPOSAL #6.: Approve the 2008 final Emoluments                            ISSUER          YES          FOR               FOR
Distribution Plan for the Directors and the

PROPOSAL #7.: Appoint the Auditors of the Bank for                         ISSUER          YES          FOR               FOR
2009
PROPOSAL #8.: Appoint Mr. Chen Zuofu as an Executive                       ISSUER          YES          FOR               FOR
Director of the Bank

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA CONSTRUCTION BANK CORPORATION
  TICKER:                N/A             CUSIP:     Y1397N101
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to issue certain subordinated                       ISSUER          YES        AGAINST           AGAINST
bonds on the specified terms and conditions, subject
to approvals by the EGM, China Banking Regulatory
Commission and the People's Bank of China; and
authorize the Board of Directors, or sub-authorize
the Senior Management, to deal with specific matters
in relation to the issuance of the subordinated bonds

PROPOSAL #2.: Approve to supply corporate                                  ISSUER          YES          FOR               FOR
communications to the holders of H-shares by means of
 the Bank's own website

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA COSCO HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y1455B106
  MEETING DATE:          2/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the issue medium-term notes                         ISSUER          YES          FOR               FOR
[the Medium-Term Notes] in the Public Republic China
on the following terms Size of the issue is more than
 RMB 10 billion; term: the medium term notes will
have a term not exceeding 10 years; interest rate: to
 be determined according to market conditions
prevailing at the time of issue, but in any event not
 more than the best lending rate quoted by the
People's Bank of China for the corresponding period,
target: only to banking market institutional
investors in the PRC; issue method: to be issued by
financial institutions engaged by the Company who has
 registered with the People's Bank of China; use of
proceeds: is expected that the proceeds from the
issue of the Medium Term Notes will be used to
satisfy operational needs of the Company, including
but not limited to, be used as capital expenditure,
to supplement the working capital and to repay bank
loans; authorize the Board of Directors of the
Company or 1 Director of the Company to confirm
specific matters in relation to the issue of the
Medium Term notes, including the timing of the issue,
 the size of the issue, the term of issue, the
interest rates; to amend and execute all relevant
agreements and other necessary documents [including
but not limited to application of the issue of the
Medium Term notes, registration report, offering
document, underwriting agreement, all announcements
and documents for disclosure], the engagement of
underwriting institution(s), credit rating authority,
 registered accountants, legal counsel(s) and other
intermediaries; to apply all necessary relevant
procedures with respect to the issue of the Medium
Term notes [including but not limited to the
registration with National Association of Financial
Market Institutional Investors, registration of
debenture and debts, application for waiver of
regular reporting of financial information and other
information] ; and to take all necessary actions and
deal with or make decisions of all relevant matters

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA COSCO HOLDINGS CO. LTD
  TICKER:                N/A             CUSIP:     Y1455B106
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company [the Board of Directors] for
 the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the declaration and payment of                       ISSUER          YES          FOR               FOR
the final dividends for the YE 31 DEC 2008 in the
amount and in the manner recommended by the Board of
Directors

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the International Auditors and Zhongruiyuehua
Certified Public Accountants Co., Ltd. as the PRC
Auditors of the Company to hold office until the
conclusion of the next AGM and authorize the Board of
 Directors to fix their remuneration

PROPOSAL #6.: Approve to fix the Supervisors fee and                       ISSUER          YES          FOR               FOR
enter contract

PROPOSAL #6.i: Elect Mr. Luo Jiulian as a Supervisor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.ii: Elect Mr. Meng Yan as a Supervisor                         ISSUER          YES          FOR               FOR

PROPOSAL #S.7: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company [as specified] and authorize any 1
Director or Secretary to the Board of Directors of
the Company to deal with on behalf of the Company the
 relevant filing, amendments and registration [where
necessary] procedures and other related issues
arising from the amendments to the Articles of
Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA DEV FINL HLDG CORP
  TICKER:                N/A             CUSIP:     Y1460P108
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of unsecured corporate bonds                     ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #A.5: The same person or the same affiliate                       ISSUER          NO           N/A               N/A
who intends to prossess more than the designated rate
 of total voting shares of the same FHC report

PROPOSAL #B.1: Approve the 2008 business reports,                          ISSUER          YES          FOR               FOR
financial statements and consolidated financial
statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.5: Extraordinary Motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA EASTERN AIRLINES CORPORATION LIMITED
  TICKER:                N/A             CUSIP:     Y1406M102
  MEETING DATE:          2/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the resignation of Mr. Li                            ISSUER          YES          FOR               FOR
Fenghua as the Chairman and Non-Executive Director of
 the Company with effect from the conclusion of the
meeting

PROPOSAL #2.: Approve that Mr. Cao Jianxiong will no                       ISSUER          YES          FOR               FOR
longer serve as the President nor as a Director of
the Company with effect from the conclusion of the

PROPOSAL #3.: Appoint Mr. Liu Shao Yong [Mr. Liu] as                       ISSUER          YES          FOR               FOR
a Director of the Company with effect from the
conclusion of the meeting

PROPOSAL #4.: Appoint Mr. Ma Xulun [Mr. Ma] as the                         ISSUER          YES          FOR               FOR
President and the Executive Director of the Company
with effect from the conclusion of the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA EASTERN AIRLINES CORPORATION LIMITED
  TICKER:                N/A             CUSIP:     Y1406M102
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription: Class of shares to be issued and
the nominal value: A Shares with par value of RMB

PROPOSAL #S.1.2: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription: method of issue: non public

PROPOSAL #S.1.3: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription: number of shares to be issued:

PROPOSAL #S.1.4: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription: target subscriber and method of
subscription: CEA Holding the subscription price

PROPOSAL #S.1.5: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription : Date of determination of the
subscription price, the subscription price and basis
of the determination of the subscription price: RMB
3.87 per A Share the total subscription price is RMB
5,562,641,250 the subscription price is determined by
 reference to the average trading price of A Shares
during the Fixed Price Period, which represents not
less than 90% to such average trading price of A
Shares the average trading price of A Shares during
the fixed price period is the total turnover of A
Shares during the fixed price period divided by the
total trading volume of A Shares during the fixed
price period the fixed price period means the 20
trading days ending on the date immediately preceding
 30 DEC 2008 the subscription price is substantially
higher than the net assets value per share of the
Company as at 30 JUN 2008 [unaudited], the
subscription price will be adjusted accordingly if
there is any rights issue or declaration of dividend
occurred between 30 DEC 2008 and the date of issuance

PROPOSAL #S.1.6: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription: lock up period arrangement: the
new A Shares CEA Holding has subscribed for shall not
 be disposed within 36 months from the date of the
completion of the A Share Subscription

PROPOSAL #S.1.7: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription : place of listing: the new A
Shares shall be listed on the Shanghai Stock Exchange

PROPOSAL #S.1.8: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription : use of proceeds: after deduction
 of relevant expenses, the total proceeds are
intended to be used as working capital of the Company

PROPOSAL #S.1.9: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription : arrangement of retained profits:
 the retained profits after completion of the A Share
 Subscription will be shared among the existing and

PROPOSAL #S1.10: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription: validity period of this
resolution: 12 months from the date of passing of

PROPOSAL #S1.11: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the H Share Subscription
as further described in Resolution No.2 below; and
the passing of the resolutions in relation to the
approval of the H Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the following aspects in relation to the A
Share Subscription : the terms and conditions of the
revised A Share subscription agreement

PROPOSAL #S.2: Approve, conditional upon the                               ISSUER          YES          FOR               FOR
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting; the passing of the special resolution in
relation to the approval of the A Share Subscription
as further described in Resolution No.1 above; and
the passing of the resolutions in relation to the
approval of the A Share Subscription by the
shareholders of the Company at the EGM and by the
holders of A Shares at the A Shareholders CLS
Meeting, the terms and conditions of the revised H
Share subscription agreement [including but not
limited to the issue of 1,437,375,000 new H Shares by
 the Company to CES Global pursuant to the H Share

PROPOSAL #S.3: Approve the Company may send or supply                      ISSUER          YES          FOR               FOR
 Corporate Communications to its shareholders of H
Shares [in relation to whom the conditions set out
below are met] by making such Corporate
Communications available on the Company's own
website, subject to obtaining any approval,
endorsement or registration as may be necessary from
the relevant authorities and the proposed amendments
to the Articles of Association as specified subject
to obtaining any approval, endorsement or
registration as may be necessary from the relevant
authorities, and authorize the Directors to amend the
 relevant provisions in the Articles of Association,
sign all such documents and/or do all such things and
 acts as the Directors may consider necessary or
expedient and in the interest of the Company for the
purpose of effecting or otherwise in connection with
the Company's proposed communication with its
shareholders of H shares through the Company's
website: each holder of H Shares has been asked
individually by the Company to agree that the Company
 may send or supply Corporate Communications
generally, or the Corporate Communication in
question, to him by means of the Company's own
website; and the Company has not received a response
indicating objection from the holder of H Shares
within a period of 28 days starting from the date on
which the Company's request was sent, for purpose of
this Resolution, Corporate Communication means any
document issued or to be issued by the Company for
the information or action of holders of any of its
securities, including but not limited to: a) the
Directors report, its annual accounts together with a
 copy of the Auditor's report and its summary
financial report; b) the interim report and, its
summary interim report; c) a notice of meeting; d) a

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA EASTERN AIRLINES CORPORATION LIMITED
  TICKER:                N/A             CUSIP:     Y1406M102
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting, the specified aspects in
 relation to the A Share Subscription: class of
shares to be issued and the nominal value: A Shares
with par value of RMB 1.00 each

PROPOSAL #S.1.2: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting, the specified aspects in
 relation to the A Share Subscription: method of
issue: Non public offering

PROPOSAL #S.1.3: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting, the specified aspects in
 relation to the A Share Subscription: number of
shares to be issued: 1,437,375,000 A Shares

PROPOSAL #S.1.4: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting as specified, the
specified aspects in relation to the A Share
Subscription: target subscriber and method of
subscription: CEA Holding, the subscription price

PROPOSAL #S.1.5: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting as specified, the
specified aspects in relation to the A Share
Subscription: date of determination of the
subscription price, the subscription price and basis
of the determination of the subscription price: RMB
3.87 per A Share, the total subscription price is RMB
 5,562,641,250, the subscription price is determined
by reference to the average trading price of A Shares
 during the Fixed Price Period, which represents not
less than 90% to such average trading price of A
Shares, the average trading price of A Shares during
the Fixed Price Period is the total turnover of A
Shares during the Fixed Price Period divided by the
total trading volume of A Shares during the Fixed
Price Period, the Fixed Price Period means the 20
trading days ending on the date immediately preceding
 30 DEC 2008, the subscription price is substantially
 higher than the net assets value per share of the
Company as at 30 JUN 2008 [unaudited], the
subscription price will be adjusted accordingly if
there is any rights issue or declaration of dividend
occurred between 30 DEC 2008 and the date of issuance

PROPOSAL #S.1.6: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting as specified, the
specified aspects in relation to the A Share
Subscription: lock-up period arrangement: the new A
Shares CEA Holding has subscribed for shall not be
disposed within 36 months from the date of the
completion of the A Share Subscription

PROPOSAL #S.1.7: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting as specified, the
specified aspects in relation to the A Share
Subscription: place of listing: the new A Shares
shall be listed on the Shanghai Stock Exchange

PROPOSAL #S.1.8: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting as specified, the
specified aspects in relation to the A Share
Subscription: use of proceeds: after deduction of
relevant expenses, the total proceeds are intended to
 be used as working capital of the Company

PROPOSAL #S.1.9: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting as specified, the
specified aspects in relation to the A Share
Subscription: arrangement of retained profits: the
retained profits after completion of the A Share
Subscription will be shared among the existing and
new shareholders of the Company

PROPOSAL #S1.10: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting as specified, the
specified aspects in relation to the A Share
Subscription: validity period of this resolution: 12
months from the date of passing of this Resolution

PROPOSAL #S1.11: Approve and ratify, conditional upon                      ISSUER          YES          FOR               FOR
 [i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting and [ii] the passing of the special
resolution in relation to the approval of the H Share
 Subscription as further described in Resolution 2
below and [iii] the passing of the resolutions in
relation to the approval of the H Share Subscription
by the holders of A Shares at the A Shareholders
Class Meeting and by the holders of H Shares at the H
 Shareholders Class Meeting as specified, the
specified aspects in relation to the A Share
Subscription: the terms and conditions of the Revised
 A Share Subscription Agreement

PROPOSAL #S.2: Approve and ratify, conditional upon                        ISSUER          YES          FOR               FOR
[i] the approval of the same by the holders of A
Shares at the A Shareholders Class Meeting and by the
 holders of H Shares at the H Shareholders Class
Meeting [ii] the passing of the special resolution in
 relation to the approval of the A Share Subscription
 as further described in Resolution 1 above and [iii]
 the passing of the resolutions in relation to the
approval of the H Share Subscription by the holders
of A Shares at the A Shareholders Class Meeting and
by the holders of H Shares at the H Shareholders
Class Meeting as specified, the terms and conditions
of the Revised H Share Subscription Agreement
[including but not limited to the issue of
1,437,375,000 new H Shares by the Company to CES
Global pursuant to the Revised H Share Subscription

PROPOSAL #S.3: Approve, conditional upon and with                          ISSUER          YES          FOR               FOR
effect from completion of the A Share Subscription
and the H Share Subscription, the proposed amendments
 of the Articles of Association as specified, subject
 to obtaining any approval, endorsement or
registration as may be necessary from the relevant
authorities, and authorize the Directors to deal with
 on behalf of the Company the relevant application,
approval, endorsement, registration, filing
procedures and other related issues arising from the
amendments of the Articles of Association; and to
make further amendments to the Articles of
Association in order to fulfill or accommodate any
request that may be raised or made by the relevant
authorities during the approval, endorsement and/or
registration of the amendments of the Articles of

PROPOSAL #s.4: Approve and ratify, the Plan for the                        ISSUER          YES          FOR               FOR
Non-public Issuance of A Shares by China Eastern
Airlines Corporation Limited, details of the
aforesaid plan were contained in the Overseas
Regulatory Announcement of the Company published on
the website of the Stock Exchange on 29 DEC 2008

PROPOSAL #S.5: Approve, the Company may send or                            ISSUER          YES          FOR               FOR
supply Corporate Communications to its shareholders
of H Shares [in relation to whom the conditions set
out below are met] by making such Corporate
Communications available on the Company's own
website, subject to obtaining any approval,
endorsement or registration as may be necessary from
the relevant authorities, and the proposed amendments
 to the Articles of Association as set out in Part II
 of Appendix I of the Circular, subject to obtaining
any approval, endorsement or registration as may be
necessary from the relevant authorities and authorize
 the Directors to amend the relevant provisions in
the Articles of Association, sign all such documents
and/or do all such things and acts as the Directors
may consider necessary or expedient and in the
interest of the Company for the purpose of effecting
or otherwise in connection with the Company's
proposed communication with its shareholders of H
Shares through the Company's website conditions: each
 holder of H Shares has been asked individually by
the Company to agree that the Company may send or
supply Corporate Communications generally, or the
Corporate Communication in question, to him by means
of the Company's own website; and the Company has not
 received a response indicating objection from the
holder of H Shares within a period of 28 days
starting from the date on which the Company's request

PROPOSAL #6.: Approve that the Company satisfies the                       ISSUER          YES          FOR               FOR
conditions for non-public issuance of A Shares to
specific places

PROPOSAL #7.: Authorize the Directors, conditional                         ISSUER          YES          FOR               FOR
upon: the passing of the special resolution in
relation to the approval of the A Share Subscription
as further specified in Resolution 1; and the passing
 of the special resolution in relation to the
approval of the H Share Subscription as further
specified in Resolution 2, to sign all such documents
 and/or do all such things and acts as the Directors
may consider necessary or expedient and in the
interest of the Company for the purpose of effecting
or otherwise in connection with any transaction
contemplated under the Revised A Share Subscription
Agreement and the Revised H Share Subscription
Agreement or any matter incidental thereto, including
 but not limited to: to formulate and implement plans
 for effecting the Subscriptions according to terms
and conditions of the Subscriptions and the specific
circumstances at the time of issuance of the new A
Shares and the new H Shares; in the event of changes
in the policies of the relevant regulatory
authorities in relation to the Subscriptions or
changes in the market conditions in the PRC, to make
appropriate adjustments to such plans as specified;
to the extent in compliance with the requirements of
the CSRC and other relevant regulatory authorities,
to determine the number of shares to be issued [which
 number shall not exceed the number of new A Shares
and the number of new H Shares resolved to be issued
in Resolution 1 and Resolution 2] and where
necessary, to enter into any supplemental agreements
[if applicable] or other relevant legal documents
with CEA Holding and/or CES Global and decide their
respective effective date; to engage intermediary
institutions including sponsors to handle the
relevant application issues arising from the
Subscriptions in accordance with the policies of
relevant governing authorities; to make consequential
 amendments to the relevant provisions in the
Articles of Association and to handle relevant
registration, lock-up and application for listing of
the new A Shares with Shanghai Stock Exchange and
Shanghai branch of China Securities Depository and
Clearing Corporation Limited and the relevant
registration and application for listing of the new H
 Shares with The Stock Exchange of Hong Kong Limited;
 to make adjustments to the use of funds being raised
 from the Subscriptions according to the requirements
 of the relevant regulatory authorities and the
actual circumstances of the securities market; to the
 extent permitted by applicable laws, regulations,
relevant constitutional documents as well as the
Articles of Association, to handle all other matters
incidental to the Subscriptions; [Authority expires

PROPOSAL #8.: Approve and ratify the Feasibility                           ISSUER          YES          FOR               FOR
Report on the Use of Proceeds Raised from the Non-
public Issuance of A Shares A, a summary of the key
features of the aforesaid feasibility report was in
the Plan for the Non-public Issuance of A Shares by
China Eastern Airlines Corporation Limited which was
contained in an Overseas Regulatory Announcement of
the Company published on the website of the Stock
Exchange on 29 DEC 2008

PROPOSAL #9.: Approve, that CEA Holding is waived                          ISSUER          YES          FOR               FOR
from having to make a general offer to all the
shareholders of the Company to acquire their shares

PROPOSAL #10.: Approve and ratify, the procedure                           ISSUER          YES          FOR               FOR
rules for the shareholders meetings of China Eastern
Airlines Corporation Limited as specified

PROPOSAL #11.: Approve and ratify, the procedure                           ISSUER          YES          FOR               FOR
rules for the Board meetings of China Eastern
Airlines Corporation Limited as specified

PROPOSAL #12.: Approve and ratify, the procedure                           ISSUER          YES          FOR               FOR
rules for the meetings of Supervisory Committee of
China Eastern Airlines Corporation Limited as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA EASTERN AIRLINES CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y1406M102
  MEETING DATE:          6/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board for the                      ISSUER          YES          FOR               FOR
 year 2008

PROPOSAL #2.: Approve and consider the report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the year 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the Auditors' reports for the year 2008

PROPOSAL #4.: Approve the Company's profit                                 ISSUER          YES          FOR               FOR
distribution proposal for the year 2008

PROPOSAL #5.: Approve and consider the re-                                 ISSUER          YES          FOR               FOR
appointments of [PricewaterhouseCoopers, Zhong Tian
CPAs Limited Company] as the Company's PRC Domestic
Auditors for the FYE 31 DEC 2009 and
PricewaterhouseCoopers, Certified Public Accountants
as the Company's international auditors for the FYE
31 DEC 2009, and authorize the Board to determine and
 finalize their remuneration

PROPOSAL #6.: Approve the resignation of Mr. Peter                         ISSUER          YES          FOR               FOR
Lok as the Independent Non-Executive Director of the
Company

PROPOSAL #7.: Appoint Mr. Sandy Ke-Yaw Liu [Mr. Liu]                       ISSUER          YES          FOR               FOR
as the Independent Non-Executive Director of the
Company

PROPOSAL #S.8: Amend the Articles of Association as                        ISSUER          YES          FOR               FOR
specified, subject to obtaining any approval,
endorsement or registration as may be necessary from
the relevant authorities, to deal with on behalf of
the Company the relevant application, approval,
endorsement, registration, filing procedures and
other related issues arising from the amendments of
the Articles of Association; authorize the Directors
to make further amendments to the Articles of
Association in order to fulfill or accommodate any
request that may be raised or made by the relevant
authorities during the approval, endorsement and/or
registration of the amendments of the Articles of

PROPOSAL #S.9: Authorize the Board during the                              ISSUER          YES        AGAINST           AGAINST
Relevant Period [as specified], an unconditional
general mandate to separately or concurrently issue,
allot and/or deal with domestic shares [Domestic
Shares] and overseas listed foreign shares [Foreign
Shares] of the Company, and to make or grant offers,
agreements or options in respect thereof, subject to
the following conditions: i) such mandate shall not
extend beyond the relevant period save that the Board
 may during the Relevant Period make or grant offers,
 agreements or options which might require the
exercise of such powers after the end of the Relevant
 Period; ii) the number of the Domestic Shares and
Foreign Shares to be issued and allotted or agreed
conditionally or unconditionally to be issued and
allotted by the Board shall not exceed 20% of each of
 its existing Domestic Shares and Foreign Shares; and
 iii) the Board will only exercise its power under
such mandate in accordance with the Company Law of
the PRC and the Listing Rules [as amended from time
to time] or applicable laws, rules and regulations of
 other government or regulatory bodies and only if
all necessary approvals from the CSRC and/or other
relevant PRC government authorities are obtained;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or 12 months period
following the passing of this special resolution];
contingent on the Board resolving to separately or
concurrently issue shares pursuant to this special,
to increase the registered capital of the Company to
reflect the number of share authorized to be issued
by the Company pursuant to this special resolution
and to make such appropriate and necessary amendments
 to the Articles of Association as they think fit to
reflect such increases in the registered capital of
the Company and to take any other action and complete
 an formality required to effect the separately or
concurrently issuance of shares pursuant to this
special resolution and the increase in the registered
 capital of the Company

PROPOSAL #S.10: Approve the proposed expansion of the                      ISSUER          YES          FOR               FOR
 scope of business of the Company by including
insurance agency services and the consequential
amendments to the Articles of Association as
specified, subject to obtaining any approval,
endorsement or registration as may be necessary from
the relevant authorities, and authorize the Directors
 to deal with on behalf of the Company the relevant
application, approval, endorsement, registration,
filing procedures and other related issues arising
from proposed expansion of the scope of business of
the Company and/or the consequential amendments of
the Articles of Association; to make further
amendments to the Articles of Association in order to
 fulfill or accommodate any request that may be
raised or made by the relevant authorities during the
 approval, endorsement and/or registration of
expansion of the scope of business of the Company
and/or the consequential amendments of the Articles

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA EVERBRIGHT LTD
  TICKER:                N/A             CUSIP:     Y1421G106
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the Audited                             ISSUER          YES          FOR               FOR
Financial Statements, Directors' Report and
Independent Auditor's Report for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Mr. Wang Weimin as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.B: Re-elect Mr. Seto Gin Chung, John as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.C: Re-elect Dr. Lin Zhijun as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.D: Authorize the Board to fix the                              ISSUER          YES          FOR               FOR
remuneration of Directors

PROPOSAL #4.: Re-appoint Auditors and authorize the                        ISSUER          YES          FOR               FOR
Board to fix the remuneration of Auditors

PROPOSAL #5.: Authorize the Directors, pursuant to                         ISSUER          YES        AGAINST           AGAINST
Section 57B, to allot, issue and deal with additional
 shares of HKD 1.00 in the share capital of the
Company or securities convertible into shares or
options, warrants or similar rights to subscribe for
shares and make or grant offers, agreements and
options during and after the relevant period, not
exceeding 20% of the aggregate nominal amount of the
issued share capital of the Company, otherwise than
pursuant to i) a rights issue; or ii) the exercise of
 subscription or conversion rights attached to any
warrants or securities; or iii) the exercise of
options or similar arrangement; or iv) any scrip
dividend or similar arrangement; [Authority expires
the earlier of the conclusion of the next AGM or the
expiration of the period within which the next AGM is

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares of HKD 1.00 of the Company
during the relevant period, on the Stock Exchange of
Hong Kong Limited or any other stock exchange on
which the shares of the Company have been or may be
listed and recognized by the Securities and Futures
Commission under the Hong Kong Code on share
repurchases for such purposes, subject to and in
accordance with all applicable laws and regulations,
at such price as the Directors may at their
discretion determine in accordance with all
applicable laws and regulations, not exceeding 10% of
 the aggregate nominal amount of the issued share
capital of the Company; [Authority expires the
earlier of the conclusion of the AGM of the Company
or the expiration of the period within which the next

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to the passing of Ordinary Resolutions 5.1
and 5.2 set out in the notice convening this meeting,
 the general mandate granted to allot, issue and deal
 with additional shares in the Company pursuant to
Ordinary Resolution 5.O.1 set out in the notice
convening this meeting be and is hereby extended by
the addition thereto of an amount representing the
aggregate nominal amount of shares in the Company
repurchased by the Company under the authority
granted pursuant to Ordinary Resolution 5.O.2 set out
 in the notice convening this meeting, provided that
such amount shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of passing the said Ordinary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA FOODS LTD
  TICKER:                N/A             CUSIP:     G2154F109
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve: and ratify, the China Agri                          ISSUER          YES          FOR               FOR
Purchase Agreement [as specified], entered into
between the Company and China Agri-Industries
Holdings Limited dated 21 NOV 2008 [as specified],
relating to the supply of bulk edible oil and other
raw materials and products and provision of logistics
 and other related services by China Agri-Industries
Holdings Limited and its associates to the Company
and its subsidiaries [the Group] [as specified] and
all transactions contemplated thereunder, and the
maximum aggregate transaction values under the China
Agri Purchase Agreement for the years ending 31 DEC
2009, 2010 and 2011 of RMB 12,786 million, RBM 16,590
 million and RMB 21,160 million, respectively

PROPOSAL #2.: Approve: and ratify, the CPMC Purchase                       ISSUER          YES          FOR               FOR
Agreement [as specified], entered into between the
Company and CPMC Holdings Limited dated 28 NOV 2008
[as specified], relating to the supply of packaging
materials and related parts by CPMC Holdings Limited
and its associates to the Group and all transactions
contemplated thereunder, and the maximum aggregate
transaction values under the CPMC Purchase Agreement
for the years ending 31 DEC 2009, 2010 and 2011 of
RMB 21.9 million, RMB 26.6 million and RMB 31.1
million, respectively

PROPOSAL #3.: Approve: and ratify, the Sugar Purchase                      ISSUER          YES          FOR               FOR
 Agreement [as specified], entered into between the
Company and COFCO Limited dated 28 NOV 2008 [as
specified], relating to the supply of sugar by COFCO
Limited and its associates to the Group and all
transactions contemplated thereunder, and the maximum
 aggregate transaction values under the Sugar
Purchase Agreement for the years ending 31 DEC 2009,
2010 and 2011 of RMB 161 million, RMB 194 million and
 RMB 233 million, respectively

PROPOSAL #4.: Approve: and ratify, the Beverage Base                       ISSUER          YES          FOR               FOR
Purchase Agreement [as specified], entered into
between the Company and Tianjin Jin Mei Beverage
Company Limited dated 28 NOV 2008 [as specified],
relating to the supply of beverage bases for certain
beverages of The Coca-Cola Company by Tianjin Jin Mei
 Beverage Company Limited to bottlers of the Group
[as specified] and all transactions contemplated
thereunder, and the maximum aggregate transaction
values under the Beverage Base Purchase Agreement for
 the years ending 31 DEC 2009, 2010 and 2011 of RMB
127 million, RMB 153 million and RMB 183 million,
respectively

PROPOSAL #5.: Approve: and ratify, the Concentrate                         ISSUER          YES          FOR               FOR
Purchase Agreement [as specified], entered into
between the Company and Coca-Cola Beverages
[Shanghai] Company Limited dated 28 NOV 2008 [as
specified], relating to the supply of concentrates
for certain beverages of The Coca-Cola Company by
Coca-Cola Beverages [Shanghai] Company Limited to
bottlers of the Group and all transactions
contemplated thereunder, and the maximum aggregate
transaction values under the Concentrate Purchase
Agreement for the years ending 31 DEC 2009, 2010 and
2011 of RMB 1,500 million, RMB 1,800 million and RMB
2,150 million, respectively

PROPOSAL #6.: Approve: and ratify, the Still                               ISSUER          YES          FOR               FOR
Beverages Purchase Agreement [as specified], entered
into between the Company and Coca-Cola Bottlers
Manufacturing [Dongguan] Co., Ltd. dated 28 NOV 2008
[as specified] relating to the supply of certain
still beverages by Coca-Cola Bottlers Manufacturing
[Dongguan] Co., Ltd. and its associates to bottlers
of the Group [as specified] and all transactions
contemplated thereunder, and the maximum aggregate
transaction values under the Still Beverages Purchase
 Agreement for the years ending 31 DEC 2009, 2010 and
 2011 of RMB 1,900 million, RMB 2,900 million and RMB
 4,300 million, respectively

PROPOSAL #7.: Approve: and ratify, the Zijiang                             ISSUER          YES          FOR               FOR
Packaging Materials Purchase Agreement [as specified]
 entered into between Tianjin Coca-Cola Beverages
Co., Ltd. and Tianjin Shifa Zijiang Packaging Co.,
Ltd. dated 25 NOV 2008 [as specified] relating to the
 supply of Polyethylene Terephthalate Plastic pre-
forms and bottles, and the provision of conversion
services by Tianjin Shifa Zijiang Packaging Co., Ltd.
 to Tianjin Coca-Cola Beverages Co., Ltd. [as
specified] and all transactions contemplated
thereunder, and the maximum aggregate transaction
values under the Zijiang Packaging Materials Purchase
 Agreement for the years ending 31 December 2009 and
2010 and the 10 months ending 31 OCT 2011 of RMB 170
million, RMB 204 million and RMB 209 million,

PROPOSAL #8.: Authorize the Directors to do all such                       ISSUER          YES          FOR               FOR
things and execute all such documents as they in
their absolute discretion deem fit or appropriate to
give effect to the China Agri Purchase Agreement, the
 CPMC Purchase Agreement, the Sugar Purchase
Agreement, the Beverage Base Purchase Agreement, the
Concentrate Purchase Agreement, the Still Beverages
Purchase Agreement and the Zijiang Packaging
Materials Purchase Agreement, and the implementation
of all the transactions contemplated thereunder

PROPOSAL #9.: Re-elect Mr. Li Hung Kwan, Alfred as an                      ISSUER          YES          FOR               FOR
 Independent Non-Executive Director and authorize the
 Board of Directors to fix his remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA FOODS LTD
  TICKER:                N/A             CUSIP:     G2154F109
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements                       ISSUER          YES          FOR               FOR
and the reports of the Directors and the Auditors of
the Company for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 3.84                         ISSUER          YES          FOR               FOR
cents per share for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Mak Chi Wing, William as                        ISSUER          YES        AGAINST           AGAINST
an Executive Director

PROPOSAL #4.: Re-elect Mr. Yuen Tin Fan, Francis as                        ISSUER          YES          FOR               FOR
an Independent Non-executive Director

PROPOSAL #5.: Authorize the Board to fix the                               ISSUER          YES          FOR               FOR
Directors' remuneration for the ensuing year

PROPOSAL #6.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors for the ensuing year and authorize the Board
 to fix their remuneration

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 to allot and issue additional shares in the capital
of the Company and to make or grant offers,
agreements and options during and after the relevant
period, otherwise than pursuant to: i) a rights
issue; or ii) the exercise of rights of subscription
or conversion under the terms of any warrants issued
by the Company or any securities which are
convertible into shares of the Company; or iii) the
exercise of rights of subscription under any share
option scheme or similar arrangement of the Company;
or iv) any scrip dividend or similar arrangement
providing for allotment of shares in lieu of the
whole or part of a dividend on shares in accord with
the Bye-Laws of the Company; or v) any adjustment,
after the date of grant or issue of any options,
warrants or other securities referred to above, in
the price at which shares shall be subscribed, and/or
 in the number of shares which shall be subscribed,
on exercise of relevant rights under such options,
rights to subscribe, warrants or other securities,
such adjustment being made in accordance with, or as
contemplated by the terms of such options, warrants
or other securities; vi) shall not exceed 20% of the
aggregate nominal amount of the share capital of the
Company in issue on the date of this resolution and
subject to the passing of Resolution 9 below, all
those number of shares which may from time to time be
 purchased by the Company pursuant to the general
mandate granted under Resolution 8 below; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares in the capital of the Company
during the relevant period, subject to the conditions
 as specified, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company in issue on the date of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by law to be held]

PROPOSAL #9.: Authorize the Directors to add all                           ISSUER          YES        AGAINST           AGAINST
those number of shares in the capital of the Company
which may from time to time be purchased by the
Company pursuant to the approval granted under
Resolution 8 above [the Repurchased Shares] to the
general mandate granted under Resolution 7 above, so
that the aggregate nominal amount of share capital
that may be allotted by the Directors pursuant to the
 said mandate granted under Resolution 7 above shall
be the aggregate of i) 20% of the aggregate nominal
amount of the share capital of the Company in issue
on the date of this resolution and ii) all the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO L
  TICKER:                N/A             CUSIP:     G2112D105
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements together with the
Directors' report and the Independent Auditor's
report of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend in respect of                       ISSUER          YES          FOR               FOR
the year 31 DEC 2008

PROPOSAL #3.a: Re-elect Mr. Li Shengqiang as an                            ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #3.b: Re-elect Mr. Liu Jianguo as an                              ISSUER          YES        AGAINST           AGAINST
Executive Director

PROPOSAL #3.c: Re-elect Mr. Liao Enrong as an                              ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #3.d: Re-elect Mr. Jiang Xihe as an                               ISSUER          YES          FOR               FOR
Independnet Non-Executive Director

PROPOSAL #3.e: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the Board
of Directors of the Company to fix their remuneration

PROPOSAL #5.: Authorize the Directors, pursuant to                         ISSUER          YES        AGAINST           AGAINST
the Rules Governing the Listing of Securities on the
Stock Exchange of Hong Kong Limited [the 'Listing
Rules'], to allot, issue and deal with any unissued
shares in the capital of the Company and to make or
grant offers, agreements and options [including but
not limited to warrants, bonds and debentures
convertible into shares of the Company] which might
require the exercise of such powers during and after
the end of the relevant period, not exceeding 20% of
the total nominal value of the share capital of the
Company in issue as at the date of passing of this
resolution and the said approval shall be limited
accordingly, otherwise than pursuant to i) a rights
issue [as specified]; or (ii) an issue of shares upon
 the exercise of options which may be granted under
any Share Option Scheme or under any option scheme or
 similar arrangement for the time being adopted for
the grant or issue to officers and/or employees of
the Company and/or any of its subsidiaries or any
other person of shares or rights to acquire shares of
 the Company; or (iii) any scrip dividend schemes or
similar arrangements providing for the allotment and
issue of shares in lieu of the whole or part of a
dividend on shares of the Company in accordance with
the Articles of Association of the Company; or (iv) a
 specific authority granted by the shareholders of
the Company in general meeting; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company or any
applicable laws of the Cayman Islands to be held]

PROPOSAL #6.: Authorize the Directors, to repurchase                       ISSUER          YES          FOR               FOR
shares of the Company on The Stock Exchange of Hong
Kong Limited [the 'Stock Exchange'] or on any other
stock exchange on which the shares of the Company may
 be listed and which is recognized by the Securities
and Futures Commission of Hong Kong and the Stock
Exchange for this purpose, subject to and in
accordance with all applicable laws and/or the
requirements of the Listing Rules or any other Stock
Exchange as amended from time to time, not exceeding
10% of the total nominal value of the share capital
of the Company in issue as at the date of passing of
this resolution, and the authority granted pursuant
to this resolution said shall be limited accordingly;
 [Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or any applicable laws of the Cayman Islands
to be held]

PROPOSAL #7.: Approve to extend, conditional upon the                      ISSUER          YES        AGAINST           AGAINST
 Ordinary Resolutions as specified in Resolutions 5
and 6 of this meeting being passed, the general
mandate granted to the Directors to allot, issue and
deal in any unissued shares pursuant to the
Resolution 5 as specified in this meeting by the
addition to the aggregate nominal value of the share
capital of the Company which may be allotted or
agreed conditionally or unconditionally to be
allotted by the Directors pursuant to such general
mandate of an amount representing the aggregate
nominal value of the share capital of the Company
repurchased by the Company under the authority
granted pursuant to the Ordinary Resolution 6 as
specified in this meeting, provided that such
extended amount shall not exceed 10% of the total
nominal value of the share capital of the Company in
issue at the date of the passing of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA HUIYUAN JUICE GROUP LTD
  TICKER:                N/A             CUSIP:     G21123107
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a: Re-elect Mr. Sun Qiang Chang as a                           ISSUER          YES        AGAINST           AGAINST
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #3.b: Re-elect Mr. Tsui Yiu Wa, Alec as a                         ISSUER          YES          FOR               FOR
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #3.c: Re-elect Mr. Song Quanhou as a                              ISSUER          YES          FOR               FOR
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Board of Directors of
the Company to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 during the relevant period [as specified] to
repurchase shares of USD 0.00001 each in the capital
of the Company [the shares] on the Stock Exchange of
Hong Kong Limited [Stock Exchange] or on any other
stock exchange on which the securities of the Company
 may be listed and recognized by the Securities and
Futures Commission of Hong Kong and the Stock
Exchange for this purpose, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange of Hong Limited or
of any other stock exchange as amended from time to
time, not exceeding 10% of the aggregate nominal
amount of the share capital of the Company in issue
as at the date of this resolution number 5 as
specified, and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Articles of Association
or by applicable Law(s) to be held]

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to this resolution, to allot, issue
 and deal with additional shares and to make or grant
 offers, agreements, options and warrants during and
after the relevant period, not exceeding 20% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of passing this
Resolution 6 and the said approval shall be limited
accordingly, otherwise than pursuant to, i) a rights
issue [as specified], ii) any Option Scheme or
similar arrangement for the time being adopted for
the grant or issue to officers and/or employees of
the Company and/or any of its subsidiaries of the
shares or rights to acquire the Shares or iii) any
scrip dividend or similar arrangement providing for
the allotment of the shares in lieu of the whole or
part of a dividend on shares in accordance with the
Articles of Association of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by Articles of Association or by applicable Law(s) to

PROPOSAL #7.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolutions 5 and 6, to extend the general mandate
referred to in Resolution 6 by the addition to the
aggregate nominal amount of the share capital of the
Company which may be allotted or agreed to be
allotted by the Directors of the Company pursuant to
such general mandate of an amount representing the
aggregate nominal amount of shares repurchased by the
 Company pursuant to the general mandate referred to
in Resolution 5 provided that such amount shall not
exceed 10% of the existing issued share capital of
the Company at the date of passing this Resolution 6

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA INS INTL HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y1456Z128
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Capital                               ISSUER          YES          FOR               FOR
Contribution Agreement dated 20 JUN 2008 entered into
 between China Insurance [Holdings] Company, Limited,
 the Company, Industrial and Commercial Bank of China
 [Asia] Limited and The Tai Ping Insurance Company,
Limited, [The Agreement] and the transactions
contemplated thereunder and the implementation
thereof; and authorize the Directors of the Company,
for and on behalf of the Company, to do all such acts
 and things, to sign and execute all such documents,
instruments and agreements and to take all such steps
 as they may consider necessary, appropriate,
desirable or expedient to give effect to or in
connection with the Agreement and all other matters

PROPOSAL #2.: Approve and ratify the Option Deed                           ISSUER          YES          FOR               FOR
dated 20 JUN 2008 entered into between China
Insurance [Holdings] Company, Limited, the Company
and Industrial and Commercial Bank of China [Asia]
Limited, [the Option Deed] and the transactions
contemplated thereunder and the implementation
thereof; and authorize the Directors of the Company
for and on behalf of the Company to do all such acts
and things, to sign and execute all such documents,
instruments and agreements and to take all such steps
 as they may consider necessary, appropriate,
desirable or expedient to give effect to or in
connection with the Option Deed and all other matters
 incidental thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA INS INTL HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y1456Z128
  MEETING DATE:          12/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Joint Bidding                         ISSUER          YES          FOR               FOR
Agreement and the Supplemental Agreement [as
specified], and the transactions contemplated there
under and the implementation thereof; and authorize
the Directors of the Company to sign, execute,
perfect and deliver all such documents and do all
such deeds, acts, matters, and things as they may in
their absolute discretion consider necessary or
desirable for the purpose of or in connection with
the implementation of the Joint Bidding Agreement and
 the Supplemental Agreement, and all other
transactions and other matters contemplated under or
ancillary to the Joint Bidding Agreement and the
Supplemental Agreement, to waive compliance from
and/or agree to any amendment or supplement to any of
 the provisions of the Joint Bidding Agreement and
the Supplemental Agreement, which in their opinion is
 not of a material nature and to effect or implement
any other matters referred to in this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA INS INTL HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y1456Z128
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the report of the Directors and the
Independent Auditor's report for the YE 31 DEC 2008

PROPOSAL #2.A: Re-elect Mr. Xie Yiqun as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.B: Re-elect Mr. He Zhiguang as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.C: Re-elect Mr. Ng Yu Lam Kenneth as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.D: Re-elect Mr. Li Tao as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #2.E: Re-elect Dr. Wu Jiesi as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.F: Re-elect Mr. Lau Wai Kit as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.G: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' fees

PROPOSAL #3.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors and to authorize the Board of Directors
to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue or otherwise deal with any unissued
shares in the capital of the Company and to make or
grant offers, agreements, options and other rights or
 issue warrants which may require the exercise of
such powers be and is hereby generally and
unconditionally approved; authorize the Directors of
the Company during the relevant period to make or
grant offers, agreements and/or options which may
require the exercise of the powers of the Company
referred to in that paragraph at any time during or
after the end of the relevant period; approve the
aggregate nominal amount of unissued shares in the
capital of the Company which may be allotted, issued
or otherwise dealt with by the Directors of the
Company during the relevant period, otherwise than
pursuant to a Rights Issue [as specified] or an issue
 of shares pursuant to the exercise of subscription
rights attaching to any warrants issued by the
Company or of any options which may be granted under
any share option scheme or any other option scheme or
 similar arrangement for the time being adopted for
the grant or issue to the grantees as specified in
such scheme or similar arrangement of shares or
rights to acquire shares or any scrip dividend
schemes or similar arrangements providing for the
allotment and issue of shares in lieu of the whole or
 part of a dividend on shares in accordance with the
Articles of association of the Company or a specific
authority granted by the shareholders of the Company
in general meeting, shall not exceed the aggregate of
 20% of the aggregate nominal amount of the share
capital of the Company in issue as at the date of
passing this Resolution; [Authority expires whichever
 is earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company or by Law to

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares on The Stock Exchange of Hong
Kong; approve the aggregate nominal amount of shares
which may be repurchased shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing this
resolution, and the said approval shall be limited
accordingly; [Authority expires earlier at the
conclusion of the next AGM of the meeting or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or by Law to be held]

PROPOSAL #6.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions No. 4 and No. 5 set out above, the
general mandate to the Directors of the Company to
exercise the powers of the Company to allot, issue
and otherwise deal with shares in the capital of the
Company and to make, issue or grant offers,
agreements, options and/or warrants which might
require the exercise of such powers in accordance
with Resolution No. 4 above be and is hereby extended
 by the addition to the total nominal amount of share
 capital which may be allotted or agreed
conditionally or unconditionally to be allotted by
the Directors of the Company pursuant to such general
 mandate an amount representing the total nominal
amount of shares in the capital of the Company
purchased by the Company pursuant to the exercise by
the Directors of the Company in accordance with
Resolution No. 5 above of the powers of the Company
to purchase such shares, provided that such amount
shall not exceed 10% of the aggregate nominal amount
of the share capital of the Company in issue as at
the date of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA INTERNATIONAL MARINE CONTAINERS GROUP LTD
  TICKER:                N/A             CUSIP:     Y1457J107
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 Bank credit line                            ISSUER          YES          FOR               FOR
guarantee for the subsidiaries with asset liability
ratio over 70% by the end of 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA INTERNATIONAL MARINE CONTAINERS GROUP LTD
  TICKER:                N/A             CUSIP:     Y1457J107
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #4.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: cash dividend/10 shares [tax included]: CNY
1.5000; bonus issue from profit [share/10 shares]:
none; bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #5.: Approve the 2009 Guarantee for credit                        ISSUER          YES          FOR               FOR
lines for a subsidiary

PROPOSAL #6.: Approve the 2009 Guarantee for credit                        ISSUER          YES          FOR               FOR
lines by a controlled subsidiary to its subsidiary

PROPOSAL #7.: Approve the credit Guarantee to clients                      ISSUER          YES          FOR               FOR
 by a subsidiary to its subsidiary

PROPOSAL #8.: Re-appoint the Company's Audit Firm                          ISSUER          YES          FOR               FOR

PROPOSAL #9.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #10.: Approve the 2008 working report of the                      ISSUER          YES          FOR               FOR
 Independent Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA INTERNATIONAL MARINE CONTAINERS GROUP LTD
  TICKER:                N/A             CUSIP:     Y1457J107
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the asset sale and stake                             ISSUER          YES          FOR               FOR
acquisition to a Company

PROPOSAL #2.: Approve the nomination of a candidate                        ISSUER          YES          FOR               FOR
for shareholder Supervisor

PROPOSAL #3.: Approve the nomination of another                            ISSUER          YES          FOR               FOR
candidate for shareholder Supervisor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA LIFE INS CO LTD
  TICKER:                N/A             CUSIP:     Y1477R204
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Board of Directors of the Company for the year 2008

PROPOSAL #2.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the year 2008

PROPOSAL #3.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements of the Company and the Auditor's
 report for the YE 31 DEC 2008

PROPOSAL #4.: Approve the profit distribution and                          ISSUER          YES          FOR               FOR
cash dividend distribution plan of the Company for
the year 2008

PROPOSAL #5.: Approve the remuneration of Directors                        ISSUER          YES          FOR               FOR
and Supervisors of the Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers Zhong                      ISSUER          YES          FOR               FOR
 Tian Certified Public Accountants Company Limited,
Certified Public Accountants, and
PricewaterhouseCoopers, Certified Public Accountants,
 respectively, as the PRC Auditor and International
Auditor of the Company for the year 2009 and
authorize the Board of Directors to determine their

PROPOSAL #7.1: Elect Mr. Yang Chao as an Executive                         ISSUER          YES          FOR               FOR
Director of the third session of Board

PROPOSAL #7.2: Elect Mr. Wan Feng as an Executive                          ISSUER          YES          FOR               FOR
Director of the third session of Board

PROPOSAL #7.3: Elect Mr. Lin Dairen as an Executive                        ISSUER          YES          FOR               FOR
Director of the third session of Board

PROPOSAL #7.4: Elect Ms. Liu Yingqi as an Executive                        ISSUER          YES          FOR               FOR
Director of the third session of Board

PROPOSAL #7.5: Elect Mr. Miao Jianmin as an Non-                           ISSUER          YES          FOR               FOR
executive Director of the third session of Board

PROPOSAL #7.6: Elect Mr. Shi Guoqing as an Non-                            ISSUER          YES          FOR               FOR
executive Director of the third session of Board

PROPOSAL #7.7: Elect Ms. Zhuang Zuojin as an Non-                          ISSUER          YES          FOR               FOR
executive Director of the third session of Board

PROPOSAL #7.8: Elect Mr. Sun Shuyi as an Independent                       ISSUER          YES          FOR               FOR
Non-executive Director of the third session of Board

PROPOSAL #7.9: Elect Mr. Ma Yongwei as an Independent                      ISSUER          YES          FOR               FOR
 Non-executive Director of the third session of Board

PROPOSAL #7.10: Elect Mr. Sun Changji as an                                ISSUER          YES          FOR               FOR
Independent Non-executive Director of the third
session of Board

PROPOSAL #7.11: Elect Mr. Bruce Douglas Moore as an                        ISSUER          YES          FOR               FOR
Independent Non-executive Director of the third
session of Board

PROPOSAL #8.1: Elect Ms. Xia Zhihua as the non-                            ISSUER          YES          FOR               FOR
employee representative Supervisor of the third
session of Supervisory Committee

PROPOSAL #8.2: Elect Mr. Shi Xiangming as the non-                         ISSUER          YES          FOR               FOR
employee representative Supervisor of the third
session of Supervisory Committee

PROPOSAL #8.3: Elect Mr. Tian Hui as the non-employee                      ISSUER          YES          FOR               FOR
 representative Supervisor of the third session of
Supervisory Committee

PROPOSAL #9.: Approve the resolution on the renewal                        ISSUER          YES        AGAINST           AGAINST
of liability insurance for the Directors and senior
Management Officers

PROPOSAL #10.: Receive to review the duty report of                        ISSUER          NO           N/A               N/A
the Independent Directors for the year 2008

PROPOSAL #11.: Receive the report on the status of                         ISSUER          NO           N/A               N/A
connected transactions and execution of connected
transaction management system of the Company for the
year 2008

PROPOSAL #S.12: Amend the Articles 07, 23, 24, 42,                         ISSUER          YES          FOR               FOR
60, 68, 69, 71, 81, 86, 91, 92, 100, 125, 141, 145,
146, 149, 156, 203, 212, 211, 226, 229, 233, 237,
238, 240, 241, 242, 243, 249, 250 of the Articles of
Association as specified; and authorize the Chairman
of the Board of Directors and its attorney to make
further amendments which in its opinion may be
necessary, desirable and expedient in accordance with
 the applicable laws and regulations, and as may be
required by China Insurance Regulatory Commission
[CIRC] and other relevant authorities

PROPOSAL #S.13: Amend the procedural rules for the                         ISSUER          YES          FOR               FOR
shareholders' general meetings of the Company as
specified and authorize the Chairman of the Board of
Directors and its attorney to make further amendments
 which in his opinion may be necessary and desirable
in accordance with the requirements of relevant
regulatory authorities and the stock exchange at the
place where the Company is listed from time to time
during the process of the Company's application for
approval; the amended procedural rules for the
shareholders' general meetings as appendix to the
Articles of Association shall come into effect
following the relevant approvals from CIRC are

PROPOSAL #S.14: Amend the procedural rules for the                         ISSUER          YES          FOR               FOR
Board of Directors Meetings of the Company as
specified and authorize the Chairman of the Board of
Directors and its attorney to make further amendments
 which in his opinion may be necessary and desirable
in accordance with the requirements of relevant
regulatory authorities and the stock exchange at the
place where the Company is listed from time to time
during the process of the Company's application for
approval; the amended procedural rules for the Board
of Directors Meetings as appendix to the Articles of
Association shall come into effect following the
relevant approvals from CIRC are obtained

PROPOSAL #S.15: Amend the procedural rules for the                         ISSUER          YES          FOR               FOR
Supervisory Committee Meetings of the Company as
specified and authorize the chairperson of the
Supervisory Committee and its attorney to make
further amendments which in his opinion may be
necessary and desirable in accordance with the
requirements of relevant regulatory authorities and
the stock exchange at the place where the Company is
listed during the process of the Company's
application to the relevant authority for approval;
the amended procedural rules for the Supervisory
Committee Meetings as appendix to the Articles of
Association shall come into effect following the

PROPOSAL #S.16: Authorize the Board of Directors of                        ISSUER          YES        AGAINST           AGAINST
the Company to determine if the Company shall allot,
issue and deal with domestic shares and overseas
listed foreign shares [H Shares] independently or
concurrently, according to the market conditions and
the needs of the Company, provided that the
respective number of shares shall not exceed 20% of
the domestic shares or H Shares of the Company in
issue on the date of the passing of this special
resolution; however, notwithstanding the granting of
the general mandate to the Board of Directors, any
issue of new domestic shares would require another
shareholders' approval at a shareholders' meeting in
accordance with the relevant PRC laws and
regulations; [authority expires until the earlier of
the conclusion of the next AGM of the Company; the
expiration of the 12 month period of the passing of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA LIFE INSURANCE CO LTD
  TICKER:                N/A             CUSIP:     Y1477R204
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Appoint Mr. Miao Jianmin as a Non-                          ISSUER          YES          FOR               FOR
executive Director of the Company

PROPOSAL #1.B: Appoint Mr. Lin Dairen as an Executive                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #1.C: Appoint Ms. Liu Yingqi as an Executive                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #S.2: Amend the Articles 6, 15, 16, 35, 49,                       ISSUER          YES          FOR               FOR
54, 56, 57, 59, 62, 64, 66, 69, 72, 74, 75, 76, 77,
80, 86, 97, 98, 99, 89, 101, 102, 103, 104, 105, 106,
 107, 109, 114, 115, 126, 127, 128, 129, 130, 131,
132, 134, 135, 136, 137, 138, 139, 140, 154, 121,
123, 162, 165, 166, 170, 178, 179, 199, 156, 158,
159, 167, 213, 192, 193, 200, 201, 202, the heading
of Chapter 25 of the Original Articles notice shall
be amended as notice, communication or other written
documents, 204, 251, 258, 259 of Association of the
Company as specified and authorize the Board of
Directors to make further amendments which in its
opinion may be necessary, desirable and expedient in
accordance with the applicable Laws and regulations,
and as may be required by CIRC and other relevant
authorities; the amended Articles of Association as
specified to in this special resolution shall come
into effect the relevant approvals from CIRC are

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MENGNIU DAIRY CO LTD
  TICKER:                N/A             CUSIP:     G21096105
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. Yang Wenjun as a Director                      ISSUER          YES          FOR               FOR
 and authorize the Board of Directors of the Company
to fix his remuneration

PROPOSAL #2.b: Re-elect Mr. Yao Tongshan as a                              ISSUER          YES          FOR               FOR
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #2.c: Re-elect Mr. Bai Ying as a Director                         ISSUER          YES        AGAINST           AGAINST
and authorize the Board of Directors of the Company
to fix his remuneration

PROPOSAL #2.d: Re-elect Mr. Julian Juul Wolhardt as a                      ISSUER          YES          FOR               FOR
 Director and authorize the Board of Directors of the
 Company to fix his remuneration

PROPOSAL #2.e: Re-elect Mr. Zhang Julin as a Director                      ISSUER          YES          FOR               FOR
 and authorize the Board of Directors of the Company
to fix his remuneration

PROPOSAL #2.f: Re-elect Mr. Liu Fuchun as a Director                       ISSUER          YES          FOR               FOR
and authorize the Board of Directors of the Company
to fix his remuneration

PROPOSAL #2.g: Re-elect Mr. Zhang Xiaoya as a                              ISSUER          YES          FOR               FOR
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #3.: Re-appoint Ernst and Young as the                            ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Board of
Directors of the Company to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
during the relevant period to repurchase shares of
HKD 0.10 each in the capital of the Company [Shares]
on The Stock Exchange of Hong Kong Limited [the Stock
 Exchange] or on any other stock exchange on which
the securities of the Company may be listed and
recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for this purpose,
 subject to and in accordance with applicable laws
and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any
 other stock exchange as amended from time to time;
shall not exceed 10% of the aggregate nominal amount
of the share capital of the Company in issue at the
date of passing this Resolution 4 as specified; and
[Authority expires at the earlier of the conclusion
of the next AGM of the Company or the expiration of
the period within which the next AGM of the Company
is required by its Articles of Association or by any
applicable Laws to be held]

PROPOSAL #5.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares and to make or grant
 offers, agreements, options and warrants which might
 require the exercise of such power, during and after
 the relevant period, shall not exceed of 20% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of passing this
Resolution 5, otherwise than pursuant to, i] a rights
 issue [as specified], ii] any option scheme or
similar arrangement for the time being adopted for
the grant or issue to officers and/or employees of
the Company and/or any of its subsidiaries of shares
or rights to acquire shares or iii] any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares in accordance with the Articles
of Association of the Company; [Authority expires at
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by its
Articles of Association or by any applicable Law[s]

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolutions 4 and 5, to extend the general mandate
referred to in Resolution 5, by the addition to the
aggregate nominal amount of the share capital of the
Company which may be allotted or agreed to be
allotted by the Directors of the Company pursuant to
such general mandate an amount representing the
aggregate nominal amount of shares repurchased by the
 Company pursuant to the general mandate referred to
in Resolution 4 above provided that such amount shall
 not exceed 10% of the existing issued share capital
of the Company at the date of passing this Resolution

PROPOSAL #7.: Approve, subject to and conditional                          ISSUER          YES        AGAINST           AGAINST
upon the Listing Committee of the Stock Exchange of
Hong Kong Limited granting, for the listing of, and
permission to deal in, the shares in the share
capital of the Company to be issued pursuant to the
exercise of options which may be granted under the
Share Option Mandate Limit [as specified below], the
refreshment of the limit in respect of the granting
of share options under the Share Option Scheme of the
 Company adopted on 28 JUN 2005 [the Share Option
Scheme] and all other share option scheme up to 10%
of the number of shares in issue at the date of the
passing of this resolution [the Share Option Mandate
Limit]; authorize any Director of the Company to do
all such acts and execute all such documents to
effect the Share Option Mandate Limit; and authorize
the Directors of the Company, subject to compliance
with the Rules Governing the Listing of Securities on
 the Stock Exchange of Hong Kong Limited, to grant
options under the Share Option Scheme up to the Share
 Option Mandate Limit and to exercise all powers of
the Company to allot, issue and deal with shares of
the Company pursuant to the exercise of such options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MERCHANTS BANK CO LTD, SHENZEN
  TICKER:                N/A             CUSIP:     Y14896115
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve that the Company may send or                         ISSUER          YES          FOR               FOR
supply Corporate Communication[s] to its shareholders
 of H Shares in relation to whom the following
conditions are met by making such Corporate
Communication[s] available on the Company's own
website: [i] each holder of H Shares of the Company
has been asked individually by the Company to agree
that the Company may send or supply Corporate
Communication[s] generally, or the Corporate
Communication[s] in question, to him by means of the
Company's own website; and [ii] the Company has not
received a response indicating objection from such
holder of H Shares within the period of 28 days
beginning with the date on which the Company's
request was sent, the shareholders of H Shares in
relation to whom the aforesaid two conditions are met
 shall be taken to have agreed that the Company may
send or supply Corporate Communication[s] to such
shareholders by making such Corporate
Communication[s] available on the Company's own

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MERCHANTS BANK CO LTD, SHENZEN
  TICKER:                N/A             CUSIP:     Y14896115
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the work report of the Board of                      ISSUER          YES          FOR               FOR
 Directors for the YE 31 DEC 2008

PROPOSAL #2.: Approve the work report of the Board of                      ISSUER          YES          FOR               FOR
 Supervisors for the YE 31 DEC 2008

PROPOSAL #3.: Approve the work plan report of the                          ISSUER          YES          FOR               FOR
Board of Supervisors for the year 2009

PROPOSAL #4.: Approve the audited financial report                         ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008

PROPOSAL #5.: Approve the final financial report for                       ISSUER          YES          FOR               FOR
the YE 31 DEC 2008

PROPOSAL #6.: Approve the duty performance and cross-                      ISSUER          YES          FOR               FOR
evaluation reports of the Independent Non-Executive
Directors for the year 2008

PROPOSAL #7.: Approve the assessment report on the                         ISSUER          YES          FOR               FOR
duty performance of the Directors for the year 2008

PROPOSAL #8.: Approve the duty performance and cross-                      ISSUER          YES          FOR               FOR
evaluation reports of the External Supervisors for
the year 2008

PROPOSAL #9.: Approve the related party transaction                        ISSUER          YES          FOR               FOR
report for the year 2008

PROPOSAL #S.10: Approve the proposed Profit                                ISSUER          YES          FOR               FOR
Appropriations Plan [including issue of bonus shares
and the distribution of final dividend] for the YE 31
 DEC 2008

PROPOSAL #S.11: Approve the resolution on issue of                         ISSUER          YES          FOR               FOR
Financial Bonds

PROPOSAL #S.12: Approve the resolution on issue of                         ISSUER          YES          FOR               FOR
Capital Bonds

PROPOSAL #S.13: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MERCHANTS HLDGS INTL CO LTD
  TICKER:                N/A             CUSIP:     Y1489Q103
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements and the report of
the Directors and the Independent Auditor's report
for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.i: Re-elect Dr. Fu Yuning as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.ii: Re-elect Mr. Hu Zheng as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.iii: Re-elect Mr. Meng Xi as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.iv: Re-elect Mr. Yu Liming as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.v: Re-elect Mr. Kut Ying Hay as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.vi: Authorize the Board to fix the                             ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, subject to this resolution and pursuant to
section 57B of the Companies Ordinance, as specified
of all the powers of the Company to allot, issue and
deal with additional shares in the capital of the
Company or securities convertible into such shares or
 options, warrants or similar rights to subscribe for
 any shares in the Company and to make or grant
offers, agreements and options which might require
the exercise of such power be generally and
unconditionally approved during and after the end of
the Relevant Period, the aggregate nominal amount of
share capital allotted or agreed [whether pursuant to
 an option or otherwise] by the Directors of the
Company pursuant to the approval in paragraph (a) of
this Resolution, otherwise than pursuant to (i) a
rights issue [as specified]; (ii) the exercise of
rights of subscription or conversion under the terms
of any warrants issued by the Company or any
securities which are convertible into shares of the
Company; (iii) any option scheme or similar
arrangement for the time being adopted for the grant
or issue of shares or rights to acquire shares of the
 Company; or (iv) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares of
the Company in accordance with the Articles of
Association of the Company; and [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company or any

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to this resolution, to repurchase
its own shares on The Stock Exchange of Hong Kong
Limited [the Stock Exchange] or any other Stock
Exchange on which the securities of the Company may
be listed and recognized by the securities and
futures commission and the Stock Exchange for this
purpose, subject to and in accordance with all
applicable laws and the requirements of the rules
governing the listing of securities on the Stock
Exchange of Hong Kong Limited [Listing Rules] or of
any other Stock Exchange as amended from time to
time, during relevant period, shall not exceed 10% of
 the aggregate nominal amount of the share capital of
 the Company in issue on the date of the passing of
this resolution and the said approval shall be
limited accordingly; and [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company or any

PROPOSAL #5.C: Approve, conditional upon Resolutions                       ISSUER          YES        AGAINST           AGAINST
5.A and 5.B as specified, the aggregate nominal
amount of the number of shares in the capital of the
Company which are repurchased by the Company under
the authority granted to the Directors of the Company
 as specified in Resolution Number 5.B as specified
in the notice convening this meeting shall be added
to the aggregate nominal amount of share capital that
 may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors of
the Company pursuant to Resolution 5.A as specified,
provided that the amount of share capital repurchased
 by the Company shall not exceed 10% of the total
nominal amount of the share capital of the Company in
 issue on the date of the passing of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MERCHANTS PROPERTY DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y1492Y101
  MEETING DATE:          9/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Supervisors                                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Board Directors                                    ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Independent Directors                              ISSUER          YES          FOR               FOR

PROPOSAL #4.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #5.: Approve the Company's regulations on                         ISSUER          YES          FOR               FOR
related transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MERCHANTS PROPERTY DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y1492Y101
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 financial report                            ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #3.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan 1) cash dividend/10 shares [tax included]: CNY
1.0000 2) bonus issue from profit [share/10 shares]:
none 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #4.: Approve the special report on the                            ISSUER          YES          FOR               FOR
deposit and use of raised proceeds in 2008

PROPOSAL #5.: Reappoint the Company's External Audit                       ISSUER          YES          FOR               FOR
firm

PROPOSAL #6.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #7.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Independent Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MOBILE LTD
  TICKER:                N/A             CUSIP:     Y14965100
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors of the Company and its subsidiaries for the

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.1: Re-elect Mr. Wang Jianzhou as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.2: Re-elect Mr. Zhang Chunjiang as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.3: Re-elect Mr. Sha Yuejia as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Re-elect Mr. Liu Aili as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Re-elect Mr. Xu Long as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Re-elect Mr. Moses Cheng Mo Chi as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.7: Re-elect Mr. Nicholas Jonathan Read as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #4.: Re-appoint Messrs. KPMG as the Auditors                      ISSUER          YES          FOR               FOR
 and to authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors during the                           ISSUER          YES          FOR               FOR
relevant period of all the powers of the Company to
purchase shares of HKD 0.10 each in the capital of
the Company including any form of depositary receipt
representing the right to receive such shares
[Shares]; and the aggregate nominal amount of shares
which may be purchased on The Stock Exchange of Hong
Kong Limited or any other stock exchange on which
securities of the Company may be listed and which is
recognized for this purpose by the Securities and
Futures Commission of Hong Kong and The Stock
Exchange of Hong Kong Limited shall not exceed or
represent more than 10% of the aggregate nominal
amount of the share capital of the Company in issue
at the date of passing this resolution, and the said
approval shall be limited accordingly; [Authority
expires earlier at the conclusion of the next AGM of
the meeting or the expiration of period within which
the next AGM of the Company is required by law to be

PROPOSAL #6.: Authorize the Directors to exercise                          ISSUER          YES        AGAINST           AGAINST
full powers of the Company to allot, issue and deal
with additional shares in the Company [including the
making and granting of offers, agreements and options
 which might require shares to be allotted, whether
during the continuance of such mandate or thereafter]
 provided that, otherwise than pursuant to (i) a
rights issue where shares are offered to shareholders
 on a fixed record date in proportion to their then
holdings of shares; (ii) the exercise of options
granted under any share option scheme adopted by the
Company; (iii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend in accordance
 with the Articles of Association of the Company, the
 aggregate nominal amount of the shares allotted
shall not exceed the aggregate of: (a) 20% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of passing this
resolution, plus (b) [if the Directors are so
authorized by a separate ordinary resolution of the
shareholders of the Company] the nominal amount of
the share capital of the Company repurchased by the
Company subsequent to the passing of this resolution
[up to a maximum equivalent to 10% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this Resolution];
[Authority expires earlier at the conclusion of the
next AGM of the meeting or the expiration of period
within which the next AGM of the Company is required

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to exercise the powers of the Company referred to in
the resolution as specified in item 6 in the notice
of this meeting in respect of the share capital of
the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MOLYBDENUM CO LTD
  TICKER:                N/A             CUSIP:     Y1503Z105
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company [the Board] for the YE 31
DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements and the Auditor's report of the
Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the profit distribution plan                         ISSUER          YES          FOR               FOR
and the distribution of the final dividend and
special dividend of the Company for the YE 31 DEC 2008

PROPOSAL #5.: Authorize the Board to deal with all                         ISSUER          YES          FOR               FOR
matters in relation to the Company's distribution of
interim dividend for the year 2009 in its absolute
discretion [including, but not limited to,
determining whether to distribute interim dividend
for the year 2009]

PROPOSAL #6.: Re-appoint Deloitte Touche Tohmatsu CPA                      ISSUER          YES          FOR               FOR
 Limited and Deloitte Touche Tohmatsu, Certified
Public Accountants, as the Domestic and Overseas
Auditors of the Company for the year 2009
respectively, to hold office until the conclusion of
the next AGM and authorize the Board to determine

PROPOSAL #7.: Authorize the Board to fix the                               ISSUER          YES          FOR               FOR
remuneration of the Directors and the Supervisors of
the Company for the year 2009

PROPOSAL #8.: Approve, conditional upon Resolution                         ISSUER          YES          FOR               FOR
No. 11 as specified, the Company may send or supply
Corporate Communications to its holders of H Shares
[in relation to whom the conditions specified below
are met) by making such Corporate Communications
available on the Company's own, and authorize any
Director of the Company for and on behalf of the
Company to sign all such documents and/or do all such
 things and acts as the Director may consider
necessary or expedient and in the interest of the
Company for the purpose of effecting or otherwise in
connection with the Company's proposed communication
with its holders of H Shares through the Company's
website the supply of Corporate Communications by
making such Corporate Communications available on the
 Company's own website is subject to the fulfillment
of the following conditions: i] each holder of H
Shares has been asked individually by the Company to
agree that the Company may send or supply Corporate
Communications generally, or the Corporate
Communication in question, to him by means of the
Company's own website; and the Company has not
received a response indicating objection from the
holder of H Shares within a period of 28 days
starting from the date on which the Company's request

PROPOSAL #9.: Approve, conditional upon Resolution                         ISSUER          YES          FOR               FOR
No. 11 as specified and obtaining the approval and
registration by the relevant government and
regulatory authorities in the People's Republic of
China [the PRC], the registered address of the
Company changed to North of Yihe, Huamei Shan Road,
Chengdong New District, Luanchuan County, Luoyang
City, Henan Province, the PRC, and authorize any 1
Director or Secretary to the Board of Directors of
the Company to deal with on behalf of the Company the
 relevant filing, change and registration [where
necessary] procedures and other matters arising from
the change of the Company's registered address

PROPOSAL #10.: Other business [if any]                                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #S.11: Approve the proposed amendments to                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company as
specified in the Section headed Proposed Amendments
to Articles of Association of the letter from the
Board of the circular dated 17 APR 2009] and
authorize any 1 Director or Secretary to the Board to
 deal with on behalf of the Company the relevant
filing, amendments and registration [where necessary]
 procedures and other related issues arising from the
 amendments to the Articles of Association of the

PROPOSAL #S.12: Authorize the Board, for the purpose                       ISSUER          YES        AGAINST           AGAINST
of increasing the flexibility and efficiency in
operation, and subject to this Resolution) and in
accordance with the relevant requirements of the
Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited [the Exchange]
[the Listing Rules], the Articles of Association of
the Company and the applicable laws and regulations
of the PRC, the exercise by the Board during the
Relevant Period of all the powers of the Company to
allot, issue and deal with, either separately or
concurrently, additional Domestic Shares and H Shares
 and to make or grant offers, agreements, options and
 rights of exchange or conversion which might require
 the exercise of such powers be hereby generally and
unconditionally approved; to make or grant offers,
agreements, options and rights of exchange or
conversion which might require the exercise of such
powers after the end of the Relevant Period; each of
the aggregate nominal amounts of the new Domestic
Shares and the new H Shares allotted, issued and
dealt with or agreed conditionally or unconditionally
 to be allotted, issued and dealt with (whether
pursuant to an option or otherwise) by the Board
pursuant to the mandate in paragraph does not exceed
20% of each of the aggregate nominal amounts of
Domestic Shares and H Shares in issue at the date of
passing this resolution, otherwise than pursuant to
i] a Rights Issue or ii] any scrip dividend scheme or
 similar arrangement providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares of the Company in accordance with the articles
 of association of the Company; In exercising the
powers granted in paragraph (a), the Board must (i)
comply with the Company Law of the PRC and other
applicable laws and regulations (as amended from time
 to time); and (ii) obtain approval from China
Securities Regulatory Commission and other relevant
PRC government departments; (e) The Board, subject to
 the approval of the relevant authorities of the PRC
and in accordance with the Company Law of the PRC, to
 increase the registered capital of the Company to
the required amount upon the exercise of the powers
pursuant to this Resolution; to sign the necessary
documents, complete the necessary formalities and
take other necessary steps to complete the allotment
and issue and listing of new shares, provided the
same do not violate the relevant laws, administrative
 regulations, the Listing Rules and the articles of
association of the Company; and [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next annual general meeting of the Company is
required by the articles of association of the
Company or other applicable laws to be held]; and to
make corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to
reflect the new share capital structure upon the
allotment or issuance of shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA MOTOR CO LTD
  TICKER:                N/A             CUSIP:     Y1499J107
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of endorsement                         ISSUER          NO           N/A               N/A
and guarantee

PROPOSAL #A.4: To report the status of fixed assets                        ISSUER          NO           N/A               N/A
impairment

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.5: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.6: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA NATIONAL BUILDING MATERIAL COMPANY LTD
  TICKER:                N/A             CUSIP:     Y15045100
  MEETING DATE:          8/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Li Decheng as an                                 ISSUER          YES          FOR               FOR
independent Non-executive Director of the Company to
hold office with effect from the date of the passing
of this resolution until 30 JUN 2011

PROPOSAL #S.2: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company to reflect the increase in the number of
the Directors: the existing Article 10.1 of the
Articles of Association be deleted in its entirety
and replaced with the new Article 10.1 of the
Articles of Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA NATL BLDG MATL CO LTD
  TICKER:                N/A             CUSIP:     Y15045100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Board of Directors of the Company [the Board] for the
 YE 31 DEC 2008

PROPOSAL #2.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the YE 31
DEC 2008

PROPOSAL #3.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Auditors and audited financial statements of the
Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the proposed profit                                  ISSUER          YES          FOR               FOR
distribution plan and the final dividend distribution
 plan of the Company for the YE 31 DEC 2008 and
authorize the Board to distribute such final dividend
 to the shareholders of the Company

PROPOSAL #5.: Authorize the Board to deal with all                         ISSUER          YES          FOR               FOR
matters in relation to the Company's distribution of
interim dividend for the year 2009 in its absolute
discretion [including, but not limited to,
determining whether to distribute interim dividend
for the year 2009]

PROPOSAL #6.: Approve the continuation of appointment                      ISSUER          YES          FOR               FOR
 of Vocation International Certified Public
Accountants Co., Ltd. as the PRC Auditors of the
Company and UHY Vocation HK CPA Limited as the
International Auditors of the Company, to hold office
 until the conclusion of the next AGM of the Company
and authorize the Board to determine their

PROPOSAL #S.7: Approe , [a] subject to paragraph [c]                       ISSUER          YES        AGAINST           AGAINST
and in accordance with the relevant requirements of
the Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited [Listing Rules],
the Articles of Association of the Company and the
applicable laws and regulations of the PRC, the
exercise by the Board during the Relevant Period of
all the powers of the Company to allot, issue and
deal with, either separately or concurrently,
additional Domestic Shares and H Shares and to make
or grant offers, agreements, options and rights of
exchange or conversion which might require the
exercise of such powers be hereby generally and
unconditionally approved; [b] the approval in
paragraph [a] to make or grant offers, agreements,
options and rights of exchange or conversion which
might require the exercise of such powers after the
end of the Relevant Period; [c] each of the aggregate
 nominal amounts of domestic shares and H Shares
allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted,
issued and dealt with [whether pursuant to an option
or otherwise] by the Board pursuant to the approval
granted in paragraph [a] shall not exceed 20% of each
 of the aggregate nominal amounts of domestic shares
and H Shares in issue at the date of passing this
resolution, otherwise than pursuant to [i] a rights
issue or [ii] any scrip dividend or similar
arrangement providing for allotment of shares in lieu
 of the whole or part of a dividend on shares of the
Company in accordance with the Articles of
Association of the Company; and [d] for the purposes
of this resolution: Relevant Period means the period
from the passing of this resolution until whichever
is the earliest of: [i] the conclusion of the next
AGM of the Company; [ii] the expiration of the period
 within which the next AGM of the Company is required
 by the Articles of Association of the Company or
other applicable laws to be held; or [iii] the
revocation or variation of the authority given under
this resolution by a special resolution of the
Company in general meeting Rights Issue means an
offer of shares open for a period fixed by the
Directors to holders of shares on the register on a
fixed record date in proportion to their then
holdings of such shares [subject to such exclusions
or other arrangements as the Directors may deem
necessary or expedient in relation to fractional
entitlements or having regard to any restrictions or
obligations under the laws, or the requirements, of
any recognized regulatory body or any stock exchange
in any territory outside Hong Kong] and an offer,
allotment or issue of shares by way of rights shall
be construed accordingly [B] and to make
corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to
reflect the new share capital structure upon the
allotment or issuance of shares as provided in sub-

PROPOSAL #S.8: Amend the Article 8.9, 17.5, 18.10,                         ISSUER          YES          FOR               FOR
26.1, 26.2 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA NATL MATLS CO LTD
  TICKER:                N/A             CUSIP:     Y15048104
  MEETING DATE:          5/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the execution of and                                 ISSUER          YES          FOR               FOR
performance by the Company of its obligations under
the equity transfer agreement dated 13 APR 2009 [the
Agreement] and entered into between China National
Materials Group Corporation and the Company in
relation to the acquisition of 49.94% equity interest
 in Ningxia Building Materials Group Corporation and
the transaction contemplated under the Agreement; and
 authorize any 1 Director to sign or execute such
other documents or supplemental agreements or deeds
on behalf of the Company and to do all such things
and take all such actions as he may consider
necessary or desirable for the purpose of giving
effect to the agreement and completing the
transaction contemplated there under with such
changes as be may consider necessary, desirable or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA NATL MATLS CO LTD
  TICKER:                N/A             CUSIP:     Y15048104
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Supervisors of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the profit distribution                              ISSUER          YES          FOR               FOR
proposal of the Company, namely, the proposal for
distribution of a final dividend of RMB 0.02 per
share [before tax] in an aggregate amount of
approximately RMB 71,429,280 for the YE 31 DEC 2008,
and to authorize the Board of Directors to implement

PROPOSAL #5.: Re-appoint Shinewing [HK] CPA Limited                        ISSUER          YES          FOR               FOR
and ShineWing Certified Public Accountants, as the
international and domestic Auditors of the Company
for the year 2009, respectively and authorize the
Audit Committee of the Board of Directors, comprising
 Messrs. Mr. Zhang Qiusheng, Mr. Zhang Lailiang and
Mr. Liu Zhijiang, all being the Directors of the
Company, to determine their remuneration

PROPOSAL #6.: Appoint Mr. Zhang Renjie as a                                ISSUER          YES          FOR               FOR
Supervisor of the Company, and authorize the
Remuneration Committee of the Board of Directors,
comprising Messrs. Mr. Zhang Lailiang, Mr. Zhang
Qiusheng and Mr. Leung Chong Shun, all being the
Directors of the Company, to determine his

PROPOSAL #7.: Authorize the Remuneration Committee of                      ISSUER          YES          FOR               FOR
 the Board of Directors, comprising Messrs. Mr. Zhang
 Lailiang, Mr. Zhang Qiusheng and Mr. Leung Chong
Shun, all being the Directors of the Company, to
determine the remuneration of Mr. Yu Shiliang and Mr.

PROPOSAL #S.8: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company in accordance with the relevant
requirements of the Rules Governing the Listing of
Securities [the Hong Kong Listing Rules] on The Stock
 Exchange of Hong Kong Limited [the Hong Kong Stock
Exchange], the Articles of Association of the Company
 and the applicable Laws and regulations of the PRC,
to allot, issue and deal with, either separately or
concurrently, additional Unlisted Shares and H Shares
 of the Company and to make or grant offers,
agreements, options and rights of exchange or
conversion of shares; during the Relevant Period to
make or grant offers, agreements, options and rights
of exchange or conversion of shares which might
require the exercise of such powers after the end of
the Relevant Period; each of the aggregate nominal
value of RMB 1.00 each of Unlisted Shares and H
Shares allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted,
issued and dealt with [whether pursuant to an option
or otherwise] by the Board of Directors and shall not
 exceed 20% of each of the aggregate nominal amounts
of Unlisted Shares and H Shares of the Company,
respectively, pursuant to a) a Rights Issue; or b)
any scrip dividend or similar arrangement providing
for allotment of shares in lieu of the whole or part
of a dividend on shares of the Company, in accordance
 with the relevant requirements of the Hong Kong
Listing Rules, the Articles of Association of the
Company and the applicable Laws and regulations of
the PRC; [Authority expires the conclusion of the
next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or other applicable Laws and regulation to be

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA NETCOM GROUP CORPORATION (HONG KONG) LTD
  TICKER:                N/A             CUSIP:     Y1505N100
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Scheme of Arrangement                            ISSUER          YES          FOR               FOR
proposed to be made between the Company and the
holders of its ordinary shares of USD 0.04 each

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA NETCOM GROUP CORPORATION (HONG KONG) LTD
  TICKER:                N/A             CUSIP:     Y1505N100
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of Arrangement                           ISSUER          YES          FOR               FOR
dated 15 AUG 2008 [the 'Scheme'] between the Company
and the holders of the Scheme Shares (as defined in
the Scheme) in the form of the print which has been
produced to this Meeting and for the purposes of
identification signed by the Chairman of this
Meeting, with any modification thereof or addition
thereto or condition approved or imposed by the High
Court of the Hong Kong Special Administrative Region,
 and (B) for the purposes of giving effect to the
Scheme, on the Effective Date (as defined in the
Scheme): 1) to issue share capital of the Company be
reduced by cancelling and extinguishing the Scheme
Shares; 2) subject to and forthwith upon such
reduction of share capital taking effect, to increase
 the authorized share capital of the Company to its
former amount of USD 1,000,000,000 by the creation of
 such number of ordinary shares of USD 0.04 each in
the capital of the Company as shall be equal to the
number of the Scheme Shares cancelled; and (3) the
Company shall apply the credit arising in its books
of account as a result of such reduction of share
capital in paying up in full at par the ordinary
shares of USD 0.04 each in the capital of the Company
 to be created as aforesaid, which new shares shall
be allotted and issued, credited as fully paid, to
China Unicom Limited and/or its nominees and the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OILFIELD SERVICES LTD
  TICKER:                N/A             CUSIP:     Y15002101
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the report of the Auditor for the YE

PROPOSAL #2.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
1.4000; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #3.: Approve the report of the Directors of                       ISSUER          YES          FOR               FOR
the Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #5.: Re-appoint Ernst & Young Hua Ming and                        ISSUER          YES          FOR               FOR
Ernst & Young as the Domestic and International
Auditors of the Company for the year 2009 and
authorize the Board of Directors to fix the
remuneration thereof

PROPOSAL #6.1: Re-elect Mr. Fu Chengyu as a Non-                           ISSUER          YES          FOR               FOR
Executive Director of the Company with immediate

PROPOSAL #6.2: Re-elect Mr. Liu Jian as an Executive                       ISSUER          YES          FOR               FOR
Director of the Company with immediate effect

PROPOSAL #6.3: Re-elect Mr. Li Yong as an Executive                        ISSUER          YES          FOR               FOR
Director of the Company with immediate effect

PROPOSAL #6.4: Re-elect Mr. Tsui Yiu Wa as an                              ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company
with immediate effect

PROPOSAL #7.1: Re-elect Mr. Zhu Liebing as a                               ISSUER          YES        AGAINST           AGAINST
Supervisor of the Company with immediate effect

PROPOSAL #7.2: Re-elect Mr. Wang Zhile as an                               ISSUER          YES        AGAINST           AGAINST
Independent Supervisor of the Company with immediate
effect

PROPOSAL #8.i: Approve, conditional upon Resolution                        ISSUER          YES          FOR               FOR
10 as specified, the Company may send or supply
Corporate Communications, any document issued or to
be issued by the Company for the information or
action of holders of any of its securities, including
 but not limited to: (a) Directors' report, annual
report, annual accounts together with Auditors'
report and summary financial report; (b) interim
report and summary of interim report; (c) notices of
meetings; (d) listing documents; (e) circulars; and
(f) proxy forms to its Shareholders by making such
Corporate Communications available on the Company's
own website, and authorize any Director of the
Company for and on behalf of the Company to sign all
such documents and/or do all such things and acts as
the Director may consider necessary or expedient and
in the interest of the Company for the purpose of
effecting or otherwise in connection with the
Company's proposed communication with its holders of
H Shares through the Company's website; the supply of
 Corporate Communications by making such Corporate
Communications available on the Company's own website
 is subject to the fulfillment of the following
condition: that each H Shareholders has been asked
individually by the Company to agree that the Company
 may send or supply Corporate Communications to him

PROPOSAL #8.ii: Approve, conditional upon Resolution                       ISSUER          YES          FOR               FOR
10 as specified, the Company may send or supply
Corporate Communications, any document issued or to
be issued by the Company for the information or
action of holders of any of its securities, including
 but not limited to: (a) Directors' report, annual
report, annual accounts together with Auditors'
report and summary financial report; (b) interim
report and summary of interim report; (c) notices of
meetings; (d) listing documents; (e) circulars; and
(f) proxy forms, to its Shareholders by making such
Corporate Communications available on the Company's
own website, and authorize any Director of the
Company for and on behalf of the Company to sign all
such documents and/or do all such things and acts as
the Director may consider necessary or expedient and
in the interest of the Company for the purpose of
effecting or otherwise in connection with the
Company's proposed communication with its holders of
H Shares through the Company's website; the supply of
 Corporate Communications by making such Corporate
Communications available on the Company's own website
 is subject to the fulfillment of the following
condition: the Company has not received any objection
 from such H Shareholders within a 28-day period
beginning with the date on which the Company's

PROPOSAL #S.9: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, subject to all applicable laws, rules and
regulations and/or requirements of the governmental
or regulatory body of securities in the People's
Republic of China [the PRC], The Stock Exchange of
Hong Kong Limited [the Stock Exchange] or of any
other governmental or regulatory body, to exercise,
whether by a single exercise or otherwise, all the
powers of the Company to allot, issue and deal with
the overseas listed foreign shares [H Shares] during
the relevant period, not exceed 20% of the aggregate
nominal amount of the H Shares of the Company; and
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or any applicable Law to be held]; subject to
 the approval of all relevant government authorities
in the PRC for the issue and allotment of and dealing
 in such H Shares being granted to: i) make such
corresponding amendments to the Articles of
Association [the Articles] of the Company as it
thinks fit so as to change the registered capital of
the Company and to reflect the new capital structure
of the Company upon the exercise of the authority to
allot, issue and deal in H Shares as conferred under
this resolution above; and ii) file the amended
Articles with the relevant governmental authorities

PROPOSAL #S.10: Approve the proposed amendments to                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company, and
authorize any 1 Director or the Secretary to the
Board to deal with on behalf of the Company the
relevant filing, amendments and registration [where
necessary] procedures and other related issues
arising from the amendments to the Articles of
Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OILFIELD SVCS LTD
  TICKER:                N/A             CUSIP:     Y15002101
  MEETING DATE:          8/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.A: Approve and grant authority for the                         ISSUER          YES          FOR               FOR
making of the recommended voluntary cash tender offer
 by COSL Norwegian AS, an indirect wholly-owned
subsidiary of the Company, to acquire all issued and
outstanding shares in Awilco Offshore ASA, subject to
 the satisfaction of the conditions as specified and
on the terms outlined in the Circular [the 'Offer'],
including without limitation, the method of
acquisition, the subject matter of the acquisition,
the party to the acquisition, the offer price and the
 pricing basis

PROPOSAL #S.B: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [Director] and any one Director. to take
any action and further actions, on behalf of the
Company, it/he considers necessary, appropriate,
desirable or expedient in connection with the Offer,
including without limitation executing and delivering
 any and all agreements, documents and instruments,
if any, to execute and/or perform all necessary and
ancillary actions with respect to the Offer and to
perfect the Offer, including without limitation
making any amendments, revisions, supplements or
waivers of any matters in relation to, in connection
with or incidental to, the Offer which the Board of
Directors consider are in the interest of the
Company, provided that such amendments, revisions,
supplements or waivers shall not result in a material
 change to the material terms of the Offer; and to
deal with any matters in connection with the
financing of the Offer; and any and all past actions
by the Directors which they may deem or have deemed
in their sole discretion to be necessary with respect
 to any of the matters contemplated by this resolution

PROPOSAL #S.C: Approve that the resolution is valid                        ISSUER          YES          FOR               FOR
for a period of 12 months from the date of passing

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OILFIELD SVCS LTD
  TICKER:                N/A             CUSIP:     Y15002101
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve that, the issue of Domestic                         ISSUER          YES          FOR               FOR
Corporate Bonds in the PRC [subject to the approval
of the CSRC and the conditions of the bonds market in
 the PRC]: as specified; authorize the Board, to deal
 with matters relating to the issue of the Domestic
Corporate Bonds the Board; to deal with all matters
in connection with the issue of the Domestic
Corporate Bonds in the PRC, including but not limited
 to the following: [i] so far as permitted by laws
and regulations, implement specific plan for the
issue of the Domestic Corporate Bonds and make
amendments and adjustments to the terms of the issue
according to market conditions and the conditions of
the Company, including but not limited to the timing
of issue, issue size, issue price, maturity, whether
to issue in tranches and their respective size and
maturity, coupon rate and method of determination,
conditions for redemption or repurchase, credit
rating arrangements, guarantees, other terms of the
bonds and all other matters relating to the issue of
the Domestic Corporate Bonds; [ii] take all necessary
 and ancillary actions relating to the issue of the
Domestic Corporate Bonds, including but not limited
to appointing intermediaries for the proposed issue
of the Domestic Corporate Bonds, making underwriting
arrangements and applying to the relevant PRC
regulatory authorities the issue of the Domestic
Corporate Bonds, obtaining approval from the relevant
 PRC regulatory authorities, appointing a trustee for
 the proposed issue of the Domestic Corporate Bonds,
executing trust and custodian agreements and
stipulating rules for bondholders meeting and
arranging for other issues and liquidity matters;
[iii] take all necessary actions to determine and
make arrangements for all matters relating to the
proposed issue and listing of the Domestic Corporate
Bonds, including negotiating, approving, authorizing,
 executing, amending and completing relevant legal
documents, agreements, contracts relating to the
issue and listing of the Domestic Corporate Bonds and
 make appropriate disclosure, and insofar as the
Board shall have taken any actions for the foregoing
matters, to approve, confirm and ratify the same;
[iv] should the polices of the PRC regulatory
authorities in relation to the issue of the Domestic
Corporate Bonds change or the market conditions
change, save for those matters requiring resolutions
by the Shareholders in general meetings as stipulated
 by the relevant laws, regulations and the Articles
of Association, to amend the specific plan for the
issue of the Domestic Corporate Bonds based on the
feedback [if any] from the relevant PRC regulatory
authorities or to exercise discretion to delay or
suspend the issue of the Domestic Corporate Bonds;
[v] deal with any matters relating to the issue and
listing of the Domestic Corporate Bonds pursuant to
the relevant rules of the relevant domestic stock
exchange[s]; and [vi] in the occurrence of an event
of expected inability to repay principals and
interests of the Domestic Corporate Bonds as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OILFIELD SVCS LTD
  TICKER:                N/A             CUSIP:     Y15002101
  MEETING DATE:          2/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the agreement dated                      ISSUER          YES          FOR               FOR
 19 DEC 2008 [the Agreement] entered into between the
 Company and [Offshore Oil Engineering Co., Limited]
[CNOCC Engineering] in respect of the building of the
 jack-up rigs to named COSL 922, COSL 923 and COSL
924 by CNOCC Engineering for the Company pursuant to
the Agreement, as specified and authorize the
Directors of the Company, acting together,
individually or by Committee, to execute all such
documents and/or to do all such acts on behalf of the
 Company as they may consider necessary, desirable or
 expedient for the purpose of, or in connection with,
 the implementation and completion of the Agreement
and the transactions contemplated therein

PROPOSAL #2.: Approve, the performance of each of the                      ISSUER          YES        AGAINST           AGAINST
 grantees of the stock appreciation rights under the
Stock Appreciation Rights Scheme [the Scheme] [as
specified], to grant to each of the grantees the
share appreciation rights under such Scheme and
authorize the Directors of the Company, acting
together, individually or by Committee, to execute
all such documents and/or to do all such acts on
behalf of the Company as they may consider necessary,
 desirable or expedient for the purpose of, or in
connection with, the implementation and completion of
 the Scheme and the transactions contemplated therein

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OVERSEAS LD & INVT LTD
  TICKER:                N/A             CUSIP:     Y15004107
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the CSCECL Group Engagement                          ISSUER          YES          FOR               FOR
Agreement and the transactions contemplated
thereunder and the implementation thereof; the CSCECL
 Construction Engagement Cap  for the period between
01 JUN 2009 and 31 MAY 2012; and authorize any one
Director of the Company for and on behalf of the
Company to execute all such other documents,
instruments and agreements and to do all such acts or
 things deemed by him to be incidental to, ancillary
to or in connection with the matters contemplated in
the CSCECL Group Engagement Agreement and the
transactions contemplated thereunder including the
affixing of Common Seal thereon

PROPOSAL #2.: Approve the CSC Group Engagement                             ISSUER          YES          FOR               FOR
Agreement and the transactions contemplated
thereunder and the implementation thereof; the CSC
Construction Engagement Cap  for the period between
01 JUL 2009 and 30 JUN 2012; and authorize any one
Director of the Company and on behalf of the Company
to execute all such other documents, instruments and
agreements and to do all such acts or things deemed
by him to be incidental to, ancillary to or in
connection with the matters contemplated in the CSC
Group Engagement Agreement and the transactions
contemplated thereunder including the affixing of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA OVERSEAS LD & INVT LTD
  TICKER:                N/A             CUSIP:     Y15004107
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. Chen Bin as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.b: Re-elect Mr. Zhu Yijian as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.c: Re-elect Mr. Luo Liang as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.d: Re-elect Dr. Li Kwok Po, David as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.e: Re-elect Dr. Fan Hsu Lai Tai, Rita as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.: Authorize the Board to fix the                               ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #4.: Declare of a final dividend for the YE                       ISSUER          YES          FOR               FOR
31 DEC 2008 of HKD 7 cents per share

PROPOSAL #5.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors and authorize the Board to fix their
remuneration

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to this Resolution, to purchase shares in
the capital of the Company during the relevant
period, on The Stock Exchange of Hong Kong Limited
[the Stock Exchange] or any other stock exchange
recognized for this purpose by the Securities and
Futures Commission of Hong Kong and the Stock
Exchange under the Hong Kong Code on Share
Repurchases, not exceeding 10% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of passing this Resolution;
[Authority expires at the conclusion of the next AGM
of the Company or the expiration of the period within
 which the next AGM of the Company is required by the
 Articles of Association of the Company and/or the
Companies Ordinance [Chapter 32 of the Laws of Hong

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this Resolution, pursuant to Section 57B
of the Companies Ordinance [Chapter 32 of the Laws of
 Hong Kong] to allot, issue and deal with additional
shares in the capital of the Company and to make or
grant offers, agreements, options and rights of
exchange during the relevant period, not exceeding
the aggregate of a) 20% of the share capital of the
Company; and b) the nominal amount of share capital
repurchased [up to 10% of the aggregate nominal
amount of the share capital], otherwise than pursuant
 to i) a rights issue; or ii) the exercise of
subscription or conversion rights under the terms of
any bonds or securities which are convertible into
shares of the Company; or iii) any option scheme or
similar arrangement for the time being adopted for
the grant or issue to Directors and/or employees of
the Company and/or any of its subsidiaries of shares
or rights to acquire shares of the Company; or iv)
any scrip dividend or similar arrangement providing
for the allotment of shares in lieu of the whole or
part of a dividend on shares of the Company in
accordance with the Articles of Association of the
Company; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM is to be held by
Articles of Association and/or Companies Ordinance
[Chapter 32 of the Laws of Hong Kong] to be held]

PROPOSAL #8.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of the Resolutions 6 and 7, to extend the general
mandate granted to the Directors of the Company
pursuant to the Resolution 7, by an amount
representing the aggregate nominal amount of share
capital of the Company purchased by the Company under
 the authority granted pursuant to the Resolution 6,
provided that such amount shall not exceed 10% of the
 aggregate nominal amount of the issued share capital
 of the Company as at the date of passing this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA PETE & CHEM CORP
  TICKER:                N/A             CUSIP:     Y15010104
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the third Session                      ISSUER          YES          FOR               FOR
 of the Board of Directors of Sinopec Corporation
[including the report of the Board of Directors of
Sinopec Corporation for the year 2008]

PROPOSAL #2.: Receive the report of the third Session                      ISSUER          YES          FOR               FOR
 of the Supervisory Committee of Sinopec Corporation
[including the report of the Supervisory Committee of
 Sinopec Corporation for the year 2008]

PROPOSAL #3.: Approve the audited accounts and                             ISSUER          YES          FOR               FOR
audited consolidated accounts of Sinopec Corporation
for the YE 31 DEC 2008

PROPOSAL #4.: Approve the plan for allocating any                          ISSUER          YES          FOR               FOR
surplus common reserve funds at amount of RMB 20
billion from the after-tax profits

PROPOSAL #5.: Approve the profit distribution plan                         ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008

PROPOSAL #6.: Re-appoint KPMG Huazhen and KPMG as the                      ISSUER          YES          FOR               FOR
 domestic and overseas Auditors of Sinopec
Corporation for the year 2009, respectively, and
authorize the Board of Directors to determine their

PROPOSAL #7.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
determine the interim profit distribution plan of
Sinopec Corporation for 2009

PROPOSAL #8.1: Elect Mr. Su Shulin as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #8.2: Elect Mr. Wang Tianpu as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #8.3: Elect Mr. Zhang Yaocang as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #8.4: Elect Mr. Zhang Jianhua as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #8.5: Elect Mr. Wang Zhigang as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.6: Elect Mr. Cai Xiyou as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #8.7: Elect Mr. Cao Yaofeng as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #8.8: Elect Mr. Li Chunguang as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.9: Elect Mr. Dai Houliang as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.10: Elect Mr. Liu Yun as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #8.11: Elect Mr. Liu Zhongli as an                                ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #8.12: Elect Mr. Ye Qing as an Independent                        ISSUER          YES          FOR               FOR
Non-Executive Director

PROPOSAL #8.13: Elect Mr. Li Deshui as an Independent                      ISSUER          YES          FOR               FOR
 Non-Executive Director

PROPOSAL #8.14: Elect Mr. Xie Zhongyu as an                                ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #8.15: Elect Mr. Chen Xiaojin as an                               ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #9.1: Elect Mr. Wang Zuoran as a Supervisor                       ISSUER          YES          FOR               FOR

PROPOSAL #9.2: Elect Mr. Zhang Youcai as a Supervisor                      ISSUER          YES          FOR               FOR

PROPOSAL #9.3: Elect Mr. Geng Limin as a Supervisor                        ISSUER          YES          FOR               FOR

PROPOSAL #9.4: Elect Mr. Zou Huiping as a Supervisor                       ISSUER          YES          FOR               FOR

PROPOSAL #9.5: Elect Mr. Li Yonggui as a Supervisor                        ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the Service Contracts between                       ISSUER          YES          FOR               FOR
Sinopec Corporation and Directors of the Fourth
Session of the Board Directors and Supervisors of the
 Fourth Session of the Supervisory Committee
[including emoluments provisions]

PROPOSAL #11.: Authorize the Secretary to the Board                        ISSUER          YES          FOR               FOR
of Directors to, on behalf of Sinopec Corporation,
deal with all applications, approval, registrations,
disclosure and filings in relation to the reelection
of Directors and Supervisors

PROPOSAL #S.12: Amend the Articles of Association and                      ISSUER          YES          FOR               FOR
 its appendices of Sinopec Corporation

PROPOSAL #S.13: Authorize the Secretary to the Board                       ISSUER          YES          FOR               FOR
of Directors of Sinopec Corporation to, on behalf of
Sinopec Corporation, deal with all applications,
approval, registrations and filing relevant to the
proposed amendments to the Articles of Association
and its appendices

PROPOSAL #S.14: Authorize the Board of Directors of                        ISSUER          YES        AGAINST           AGAINST
Sinopec Corporation to determine the proposed plan
for issuance of debt financing instrument(s): it is
proposed to the shareholders at the AGM, pursuant to
the relevant regulations, within the maximum balance
of the issuable bonds, namely after issuance, the
relevant accumulative debt financing instruments
balance shall not exceed 40% of the latest total
audited net assets of Sinopec Corporation, to
determine issuance of debt financing instruments,
principal of which shall not exceed 10% of the latest
 audited net assets of Sinopec Corporation stated in
the consolidated financial statements prepared in
accordance with the Accounting Standards for Business
 Enterprises, on one issuance or several issuances,
including but not limited to short term financial
instruments and mid-term financial notes; to
generally and to determine the terms and conditions
and all other matters in relation to the issuance of
such debt financing instrument(s) based on the needs
of Sinopec Corporation and the market conditions,
including without limitation to the determination of
the actual value, interest rate, and term of the
bond(s) subject to the aforementioned limits, as well
 as to the production, execution and disclosure of
all necessary documents thereof; [authority expires
at the completion of the next shareholders meeting of
 Sinopec Corporation]

PROPOSAL #S.15: Authorize the Board of Directors of                        ISSUER          YES        AGAINST           AGAINST
Sinopec Corporation a general mandate to issue new
shares: in order to grant discretion to the Board of
Directors on the flexibility of issuance of new
shares, to allot issue and deal with shares not
exceeding 20% of the existing domestic listed shares
and overseas listed foreign shares of Sinopec
Corporation however, notwithstanding the obtaining of
 the general mandate, any issue of domestic shares
needs shareholders' approval at shareholders' meeting
 in accordance with the relevant PRC Laws and
regulations' it is resolved as follow: 1) Subject to
paragraphs (3) and (4) and pursuant to the Company
Law [the Company Law] of the People's Republic of
China (the PRC) and the listing rules of the relevant
 stock exchanges [as amended from time to time], to
allot, issue and deal with shares during the Relevant
 Period and to determine the terms and conditions for
 the allotment and issue of new shares including the
following terms: a) class and number of new shares to
 be issued; b) price determination method of new
shares and/or issue price [including price range]; c)
 the starting and closing dates for the issue; d)
class and number of the new shares to be issued to
existing shareholders; and e) the making or granting
of offers, agreements and options which might require
 the exercise of such powers; 2) to make or grant
offers, agreements and options which would or might
require the exercise of such powers after the end of
the relevant period; 3) the aggregate nominal amount
of new domestic listed shares and new overseas listed
 foreign shares allotted, issued and dealt with or
agreed conditionally or unconditionally to be
allotted, issued and dealt with [whether pursuant to
an option or otherwise] by the Board of Directors of
Sinopec Corporation pursuant to the approval in
paragraph (1), otherwise than pursuant to issue of
shares by conversion of the surplus reserve into
share capital in accordance with the Company Law of
the PRC and the Articles of Association of Sinopec
Corporation, shall not exceed 20% of each class of
the existing domestic listed shares and overseas
listed foreign shares of Sinopec Corporation In
exercising the powers granted in paragraph (1), the
Board of Directors of Sinopec Corporation must (i)
comply with the Company Law of the PRC and the
relevant regulatory stipulations [as amended from
time to time] of the places where Sinopec Corporation
 is listed; and (ii) obtain approval from China
Securities Regulatory Commission and other relevant
PRC government departments, The Board of Directors of
 Sinopec Corporation, subject to the approval of the
relevant authorities of the PRC and in accordance
with the Company Law of the PRC, authorized to
increase the registered capital of Sinopec
Corporation to the required amount upon the exercise
of the powers pursuant to paragraph (1) above to
authorise the Board of Directors to sign the
necessary documents, complete the necessary
formalities and take other necessary steps to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RAILWAY CONSTRUCTION CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y1508P110
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the YE 31 DEC 2008;
[Please refer to the relevant sections in Report of
Directors of the 2008 annual report of the Company]

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008;
[Please refer to the relevant sections in Report of
Supervisory Committee of the 2008 annual report of
the Company]

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the YE 31 DEC 2008;
[Please refer to the Independent Auditors' Report of
the 2008 annual report of the Company]

PROPOSAL #4.: Approve the proposal for profits                             ISSUER          YES          FOR               FOR
distribution of the Company for the YE 31 DEC 2008;
[Please refer to the circular of the Company dated 30
 APR 2009 for details]

PROPOSAL #5.: Approve the annual report of the                             ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008 and its summary

PROPOSAL #6.: Approve the changes to the use of the H                      ISSUER          YES          FOR               FOR
 share proceeds; [Please refer to the circular of the
 Company dated 30 APR 2009 for details]

PROPOSAL #7.: Re-appoint Ernst & Young and Ernst &                         ISSUER          YES          FOR               FOR
Young Hua Ming as the External Auditors of the
Company and approve the payment of their fees for
2008; [Please refer to the Corporate Governance
Report  Auditors' remuneration of the 2008 annual
report of the Company]

PROPOSAL #8.1: Appoint Mr. Zhao Guangfa as an                              ISSUER          YES          FOR               FOR
Executive Director of the first session of the Board
of Directors of the Company

PROPOSAL #8.2: Appoint Mr. Zhu Mingxian as a Non-                          ISSUER          YES          FOR               FOR
Executive Director of the first session of the Board
of Directors of the Company; [Please refer to the
circular of the Company dated 30 APR 2009 for details]

PROPOSAL #9.: Approve the remuneration policy of the                       ISSUER          YES          FOR               FOR
Directors and the Supervisors of China Railway
Construction Corporation Limited; [Please refer to
the circular of the Company dated 30 APR 2009 for

PROPOSAL #10.: Approve the new annual basic salaries                       ISSUER          YES          FOR               FOR
for the Independent Directors of the Company; [Please
 refer to the circular of the Company dated 30 APR
2009 for details]

PROPOSAL #11.: Approve the remuneration packages for                       ISSUER          YES          FOR               FOR
the Directors of the Company for the YE 31 DEC 2008;
[Please refer to the circular of the Company dated 30
 APR 2009 for details]

PROPOSAL #S.1: Approve the proposed amendments to the                      ISSUER          YES          FOR               FOR
 Articles of Association of the Company [the Articles
 of Association] in respect of the last clause of
Article 82, Article 84, Article 87, Article 89,
Article 108, Article 128, Clause 2 of Article 163,
Article 247, Article 252, Article 254, Article 269,
Article 290 and Clause 4 of Article 292 and the
deletion of Article 291 pursuant to the latest
amendments of the Rules Governing the Listing of
Securities on the Stock Exchange of Hong Kong Limited
 in respect of the delivery of corporate
communications by posting on the website of the
Company and the changes of cash dividend policy
imposed by the China Securities Regulatory Commission
 and the relevant laws, regulations and practices of
the PRC, and authorize the Secretary to the Board of
Directors of the Company [the Board] to deal with all
 the relevant matters in relation to the amendments
to the Articles of Association including application,
 submission for approval, registration and reporting
for record (including making amendments to the
wording of the Articles of Association as required by
 the relevant authorities of the PRC government);
[Please refer to the circular of the Company dated 30
 APR 2009 for details]

PROPOSAL #S.2: Authorize the Board, subject to this                        ISSUER          YES        AGAINST           AGAINST
Resolution, during the Relevant Period (as
specified), to issue, allot and/or deal with
additional H Shares, and to make or grant offers,
agreements or options in respect thereof: (i) such
mandate shall not extend beyond the Relevant Period
save that the Board may during the Relevant Period
make or grant offers, agreements or options which
might require the exercise of such powers after the
end of the Relevant Period; (ii) the aggregate
nominal amount of the H Shares to be issued, allotted
 and/or dealt with or agreed conditionally or
unconditionally to be issued, allotted and/or dealt
with by the Board shall not exceed 20% of the
aggregate nominal amount of its existing H Shares at
the date of the passing of this resolution; and (iii)
 the Board will only exercise its power under such
mandate in accordance with the Company Law of the PRC
 and the Rules Governing the Listing of Securities on
 The Stock Exchange of Hong Kong Limited (as amended
from time to time) or applicable laws, rules and
regulations of other government or regulatory bodies
and only if all necessary approvals from the China
Securities Regulatory Commission and/or other
relevant PRC government authorities are obtained;
[Authority expires of the earlier of the conclusion
of the next AGM of the Company following the passing
of this special resolution or the expiration of the
12-month period following the passing of this special
 resolution]; (c) Contingent on the Board resolving
to issue H Shares pursuant to this special
resolution, and to increase the registered capital of
 the Company to reflect the number of H Shares to be
issued by the Company pursuant to this special
resolution and to make such appropriate and necessary
 amendments to the Articles of Association of the
Company as they think fit to reflect such increase in
 the registered capital of the Company and to take
any other action and complete any formality required
to effect the issuance of H Shares pursuant to this
special resolution and the increase in the registered

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RAILWAY GROUP LTD
  TICKER:                N/A             CUSIP:     Y1509D116
  MEETING DATE:          10/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the amendments to the                                ISSUER          YES          FOR               FOR
Administrative Rules Governing related party
transactions

PROPOSAL #2.i: Approve the provision of guarantee                          ISSUER          YES        AGAINST           AGAINST
amounting to RMB 600,000,000 to China Henan
International Cooperation Group Co., Ltd. by China
Railway NO. 7 Engineering Group Co., Ltd. [a wholly-
owned subsidiary of the Company]

PROPOSAL #2.ii: Approve, the provision of guarantee                        ISSUER          YES        AGAINST           AGAINST
amounting to RMB 160,000,000 to China Railway No.10
Engineering Group No.3 Construction Company Limited,
by China Railway No.10 Engineering Group Company
Limited, [a wholly-owned subsidiary of the Company]

PROPOSAL #S.3: Authorize the Company, within 36                            ISSUER          YES        AGAINST           AGAINST
months from the date of passing of this resolution,
to publicly issue and offer Corporate bonds [the
Corporate Bonds] of principal amount not exceeding
RMB 15 billion in mainland China with a term of
maturity not exceeding 15 years, in single tranche or
 multiple tranches; authorize, Mr. Shi Dahua
[Chairman of the Company] and Mr. Li Changjin
[President of the Company] to jointly exercise all
powers to handle all matters relating to the issue
and listing of the Corporate Bonds, including but not
 limited to: i) to decide on specific matters
relating to the issue and listing of the Corporate
Bonds, including but not limited to the arrangements
as to whether or not to issue in tranches and whether
 or not to issue multiple types of bonds and their
terms, the arrangements in relation to the issue size
 and maturity of each tranche and each type, the
duration and method of repayment of the principal and
 the interests, the matters as to whether any terms
for repurchase and redemption will be in place, the
pricing approach, the coupon interest rate, the
details of use of proceeds, the measures for
guaranteeing the repayment, the guarantee, the
listing of bonds, the stock exchanges on which the
bonds will be listed and the selection of qualified
professional advisers in the issue of the Corporate
Bonds; ii) to negotiate on behalf of the Company in
relation to all matters regarding the issue and
listing of the Corporate Bonds, to execute all
relevant agreements and other necessary documents,
and to make proper disclosure of all relevant
information; iii) to carry out all necessary relevant
 procedures with respect to the approval of the issue
 and listing of the Corporate Bonds by the relevant
regulatory authorities, and to make suitable
adjustments to the specific issue of the Corporate
Bonds in accordance with the directions from the
regulatory authorities [if any]; and iv) to take all
necessary actions and deal with or make decisions on

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RES ENTERPRISE LTD
  TICKER:                N/A             CUSIP:     Y15037107
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the Directors' report and
the Independent Auditor's report for the YE 31 DEC

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.a: Re-elect Mr. Qiao Shibo as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.b: Re-elect Mr. Chen Lang as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.c: Re-elect Mr. Wang Qun as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.d: Re-elect Mr. Lau Pak Shing as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.e: Re-elect Mr. Jiang Wei as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.f: Re-elect Mr. Wang Shuaiting as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.g: Re-elect Mr. Yan Biao as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.h: Re-elect Dr. Chan Po Fun, Peter as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.i: Approve to fix the fees for all the                         ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to this resolution, to repurchase shares of
HKD 1.00 each in the capital of the Company on The
Stock Exchange of Hong Kong Limited [the Stock
Exchange] or on any other Stock Exchange on which the
 securities of the Company may be listed and
recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for this purpose,
 subject to and in accordance with all applicable
laws and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any
 other Stock Exchange as amended from time to time,
during the relevant period, shall not exceed 10% of
the aggregate nominal amount of the issued share
capital of the Company as at the date of this
resolution and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this resolution, pursuant to Section 57B
of the Companies Ordinance, to allot, issue and deal
with additional shares of HKD 1.00 each in the
capital of the Company and to make or grant offers,
agreements and options [including bonds, warrants and
 debentures convertible into shares of the Company],
during and after the end of relevant period, the
aggregate nominal amount of share capital allotted or
 agreed conditionally or unconditionally to be
allotted [whether pursuant to an option or otherwise]
 and issued by the Directors of the Company pursuant
to the approval of this resolution, otherwise than i)
 a rights issue [as hereinafter defined]; ii) an
issue of shares under any option scheme or similar
arrangement for the time being adopted for the grant
or issue of shares or rights to acquire shares of the
 Company; iii) an issue of shares upon the exercise
of the subscription or conversion rights under the
terms of any warrants or any securities of the
Company which are convertible into shares of the
Company; or iv) an issue of shares as scrip dividends
 pursuant to the Articles of Association of the
Company from time to time, shall not exceed 20% of
the aggregate nominal amount of the issued share
capital of the Company as at the date of passing this
 resolution and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Law to be held]

PROPOSAL #7.: Approve, subject to the passing of the                       ISSUER          YES        AGAINST           AGAINST
resolutions as proposed under items 5 and 6, as
specified in the notice convening this meeting, the
general mandate granted to the Directors of the
Company to allot, issue and deal with additional
shares pursuant to the resolution as proposed under
item 6 and extended by the addition thereto of an
amount representing the aggregate nominal amount of
shares in the capital of the Company repurchased by
the Company under the authority granted pursuant to
the resolution as proposed under item 5, provided
that such amount of shares so repurchased shall not
exceed 10% of the aggregate nominal amount of the
issued share capital of the Company as at the date of
 the said resolution

PROPOSAL #S.8: Amend the Articles 70, 115, 120, 150,                       ISSUER          YES          FOR               FOR
150.3 and 149.5 of the Company's Articles of
Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RESOURCES LAND LTD
  TICKER:                N/A             CUSIP:     G2108Y105
  MEETING DATE:          7/14/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company from HKD 500,000,000
divided into 5,000,000,000 ordinary shares of HKD
0.10 each in the capital of the Company [Shares] to
HKD 700,000,000 divided into 7,000,000,000 Shares by
the creation of an additional 2,000,000,000 new
shares, such additional new Shares to rank pari passu
 in all respects with the existing Shares, and
authorize any 1 Director of the Company to sign all
such documents and to do all such acts or things for
or incidental to such purpose

PROPOSAL #2.: Approve the Conditional Sale and                             ISSUER          YES          FOR               FOR
Purchase Agreement [the Sale and Purchase Agreement]
dated 06 JUN 2007 entered into between Gain Ahead
Group Limited [the Vendor], China Resources
[Holdings] Company Limited [the Guarantor] and the
Company [the Purchaser] [as specified] in relation
to, among other matters, the Acquisition [as defined
in the circular [the Circular] of the Company to its
shareholders dated 27 JUN 2008] [as specified], be
hereby approved in all respects and all the
transactions contemplated thereby including but not
limited to the allotment and issue to the Vendor [or
as it may direct] of 675,799,850 ordinary shares of
HKD 0.10 each in the capital of the Company at the
issue price of HKD 13.34 each credited as fully paid
up and ranking pari passu with the existing issued
shares of the Company [the Consideration Shares] to
the Vendor [or as it may direct] pursuant to the Sale
 and Purchase Agreement; and authorize the Directors
to sign execute, perfect and deliver all such
documents and deeds, and do all such actions which
are in their opinion necessary, appropriate,
desirable or expedient for the implementation and
completion of the Sale and Purchase Agreement, the
allotment and issue of the Consideration Shares to
the Vendor [or as it may direct], all other
transactions contemplated under or incidental to the
Sale and Purchase Agreement and all other matters
incidental thereto or in connection therewith and to
agree to the variation and waiver of any of the
matters relating thereto that are, in the opinion of
the Directors, appropriate, desirable or expedient in
 the context of the Acquisition and are in the best

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RESOURCES LAND LTD
  TICKER:                N/A             CUSIP:     G2108Y105
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the Directors' report and the
Independent Auditor's report for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Wang Yin as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. Yan Biao as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Re-elect Mr. Ding Jiemin as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Re-elect Mr. Ho Hin Ngai as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Re-elect Mr. Yan Y Andrew as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.6: Re-elect Mr. Wan Kam To, Peter as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.7: Approve to fix the remuneration of the                      ISSUER          YES          FOR               FOR
 Directors

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to this resolution, to repurchase shares of
HKD 0.10 each in the capital of the Company on the
Stock Exchange of Hong Kong Limited [the Stock
Exchange] or on any other Stock Exchange on which the
 securities of the Company may be listed and
recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for this purpose,
 subject to and in accordance with all applicable
laws and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any
 other Stock Exchange as amended from time to time,
generally and unconditionally; the aggregate nominal
amount of shares of the Company which the Directors
of the Company are authorized to repurchase pursuant
to this resolution shall not exceed 10% of the
aggregate nominal amount of the issued share capital
of the Company as at the date of this resolution and
the said approval shall be limited accordingly;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by Law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this resolution, to allot, issue and deal
 with additional shares of HKD 0.10 each in the
capital of the Company and to make or grant offers,
agreements and options [including bonds, warrants and
 debentures convertible into shares of the Company]
which would or might require the exercise of such
power be and generally and unconditionally to make or
 grant offers, agreements and options [including
bonds, warrants and debentures convertible into
shares of the Company] which would or might require
the exercise of such power after the end of the
relevant period; the aggregate nominal amount of
share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to
an option or otherwise] and issued by the Directors
of the Company pursuant to this resolution, otherwise
 than i) a rights issue [as specified]; ii) an issue
of shares under any option scheme or similar
arrangement for the time being adopted for the grant
or issue of shares or rights to acquire shares of the
 Company; iii) an issue of shares upon the exercise
of the subscription or conversion rights under the
terms of any warrants or any securities of the
Company which are convertible into shares of the
Company; or iv) an issue of shares as scrip dividends
 pursuant to the Articles of Association of the
Company from time to time, shall not exceed 20% of
the aggregate nominal amount of the issued share
capital of the Company as at the date of passing this
 resolution, and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to the passing of the Resolution 5 and 6 as
specified in this meeting, to allot, issue and deal
with additional shares pursuant to Resolution 6 as
specified in this meeting be and is hereby extended
by the addition thereto of an amount representing the
 aggregate nominal amount of shares in the capital of
 the Company repurchased by the Company under the
authority granted pursuant to Resolution 5 as
specified in this meeting, provided that such amount
of shares so repurchased shall not exceed 10% of the
aggregate nominal amount of the issued share capital
of the Company as at the date of the said resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RESOURCES POWER HOLDINGS CO LTD
  TICKER:                N/A             CUSIP:     Y1503A100
  MEETING DATE:          7/2/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the execution of the                      ISSUER          YES          FOR               FOR
 sale and purchase agreement [the CRL Acquisition
Agreement] dated 20 MAY 2008 between China Resources
Power Project Service Company Limited and China
Resources Company Limited in relation to the
acquisition of 60% equity interest of China Resources
 Power [Jiangsu] Investment Company Limited for a
consideration of RMB 1,433,000,000 [a copy of the CRL
 Acquisition Agreement has been produced to the
meeting and marked A and initialed by the Chairman of
 the meeting for identification], and the
transactions contemplated thereunder; and authorize
any one or more of the Directors of the Company to
sign or execute such other documents or supplemental
agreements or deeds on behalf of the Company and to
do all such things and take all such actions as he
may consider necessary or desirable for the purpose
of giving effect to the CRL Acquisition Agreement and
 completing the transactions contemplated thereunder
with such changes as any such Director(s) may
consider necessary, desirable or expedient

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RESOURES PWR HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y1503A100
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the report of the Directors and the
Independent Auditor's report for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.1: Re-elect Mr. Wang Shuai Ting as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.2: Re-elect Mr. Tang Cheng as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Re-elect Mr. Zhang Shen Wen as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.4: Re-elect Mr. Jiang Wei as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.5: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to repurchase shares at par value of HKD
1.00 each in the capital of the Company on The Stock
Exchange of Hong Kong Limited [the Stock Exchange] or
 on any other stock exchange on which the securities
of the Company may be listed and recognized by the
Securities and Futures Commission of Hong Kong and
the Stock Exchange for this purpose, subject to and
in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
stock exchange as amended from time to time; the
aggregate nominal amount of shares of the Company
which the Directors of the Company are authorized to
repurchase shall not exceed 423,223,396 shares,
representing not more than 10% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of this resolution [ie.
4,232,233,969 shares] and the said approval shall be
limited accordingly; [Authority expires earlier at
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by any applicable law or the
 Articles of Association of the Company to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 pursuant to Section 57B of the Companies Ordinance,
to allot, issue and deal with additional shares of
HKD 1.00 each at par in the capital of the Company
and to make or grant offers, agreements and options
[including bonds, warrants and debentures convertible
 into shares of the Company] which would or might
require the exercise of such power and after the end
of the relevant period; the aggregate nominal amount
of shares allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to
an option or otherwise] and issued by the Directors
of the Company, otherwise than (i) a rights issue [as
 specified]; (ii) an issue of shares under any option
 scheme or similar arrangement for the time being
adopted for the grant or issue of shares or rights to
 acquire shares of the Company; (iii) an issue of
shares upon the exercise of the subscription or
conversion rights under the terms of any warrants or
any securities of the Company which are convertible
into shares of the Company; or (iv) an issue of
shares as scrip dividends pursuant to the Articles of
 Association of the Company from time to time, shall
not exceed 20% of the aggregate nominal amount of the
 issued share capital of the Company as at the date
of passing this resolution; and [Authority expires
earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by any
applicable law or the Articles of Association of the
Company to be held]

PROPOSAL #7.: Approve that subject to the passing of                       ISSUER          YES        AGAINST           AGAINST
the resolution Nos.5 and 6 as specified, the general
mandate granted to the Directors of the Company to
allot, issue and deal with additional shares pursuant
 to resolution No.6 as specified added by which are
the aggregate nominal amount of shares, repurchased
by the Company under the authority granted pursuant
to resolution No.5 set out in the notice convening
this meeting, provided that such amount of shares so
repurchased shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of the said resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RY CONSTR CORP
  TICKER:                N/A             CUSIP:     Y1508P110
  MEETING DATE:          1/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, subject to the                       ISSUER          YES          FOR               FOR
conditions of the PRC bond market, to issue Medium-
term Notes on the following major terms: i) the
Company shall issue the Medium-term Notes in an
aggregate principal amount of no more than RMB 15
billion in the PRC, the Medium-term Notes may be
issued in one tranche or multiple tranches; ii) the
term of the Medium-term Notes shall not be more than
10 years; iii) the interest rate of the Medium-term
Notes shall be determined according to the
'Administration Method for Debt Financing Instrument
of Non-financial Institutions in the Inter-bank Bond
Market' issued by the People's Bank of China and made
 reference to the then market conditions; iv) the
Medium-term Notes shall be issued to the investors in
 the inter-bank market in the PRC and shall not be
issued to the public investors; v) the proceeds from
the issue of the Medium-term Notes shall be
principally used to replenish both the working
capital of the Company and the capital expenditure of
 the investment projects of the Company; vi) the
resolution relating to the proposed issue of the
Medium-term Notes shall be valid within 2 years after
 the date of the passing of the resolution at the
general meeting of the Company; b) authorize the
Chairman of the Board of the Directors of the Company
 or other persons authorized by the Chairman, to deal
 with all matters relating to the proposed issue of
Medium-term Notes in his/their sole discretion,
including but not limited to, determining the
specific time of the issue, the size of the issue,
the number of tranches, the interest rate; executing
all necessary documents, including but not limited
to, requests, prospectuses, underwriting agreements
and announcements in relation to the proposed issue
of the Medium-term Notes by the Company; completing
all necessary procedures, including but not limited
to, completing the relevant registrations in the
inter-bank market of the PRC and taking all other

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA RY GROUP LTD
  TICKER:                N/A             CUSIP:     Y1509D116
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the work report of the                               ISSUER          YES          FOR               FOR
Independent Directors of the Company for the YE 31
DEC 2008

PROPOSAL #4.: Approve the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements of the Company for the YE 31 DEC
 2008

PROPOSAL #5.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Company's International Auditors and Deloitte
Touche Tohmatsu CPA Ltd. as the Company's Domestic
Auditors for a term ending at the next AGM of the
Company and authorize the Board of Directors of the
Company to determine their remuneration

PROPOSAL #6.: Approve the profit distribution plan of                      ISSUER          YES          FOR               FOR
 the Company for the YE 31 DEC 2008

PROPOSAL #7.: Appoint Mr. Yao Guiqing as a                                 ISSUER          YES          FOR               FOR
shareholder representative Supervisor of the Company
with immediate effect until the expiry of the term of
 the first session of the Supervisory Committee of
the Company and authorize the Board of Directors of
the Company to fix his emoluments

PROPOSAL #8.: Approve the remuneration plan for the                        ISSUER          YES          FOR               FOR
Directors and the Supervisors of the Company

PROPOSAL #9.: Approve the change in use of part of                         ISSUER          YES          FOR               FOR
proceeds from the A share offering of the Company

PROPOSAL #10.: Approve the amendments to the Rules                         ISSUER          YES          FOR               FOR
for the Independent Directors as specified

PROPOSAL #S.11: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company as specified

PROPOSAL #S.12: Amend the Procedural Rules for the                         ISSUER          YES          FOR               FOR
Shareholders' General Meeting of the Company as
specified

PROPOSAL #S.13: Amend the Procedural Rules for the                         ISSUER          YES          FOR               FOR
Board of Directors of the Company as specified

PROPOSAL #S.14: Authorize the Company, within the                          ISSUER          YES          FOR               FOR
registered period of the issue of the medium-term
notes [the Notes] or the duration of relevant matters
 after the date of passing of this resolution, to
publicly issue and offer the Notes of principal
amount not exceeding RMB 12 billion with a term not
exceeding 10 years in single or multiple tranches in
the PRC and the proceeds from the issue of the Notes
be used to repay loans and supplement the Company's
working capital and authorize the Board to exercise
all powers to handle all matters relating to the
issue of the Notes, including but not limited to: to
decide on specific matters relating to the issue of
the Notes, including but not limited to the
arrangements as to whether or not to issue the Notes
in tranches, the arrangements in relation to the
issue size and maturity dates, the duration and
method of repayment of the principal and the
interests, the matters as to whether any terms for
repurchase and redemption will be in place, the
pricing of the Notes, the coupon interest rate, the
details of use of proceeds, the measures for
guaranteeing the repayment, the guarantee and the
selection of qualified professional advisers in the
issue of the Notes; to negotiate on behalf of the
Company in relation to all matters regarding the
issue of the Notes, to execute all relevant
agreements and other necessary documents, and to make
 proper disclosure of all relevant information; to
carry out all necessary relevant procedures with
respect to the approval of the issue of the Notes by
the relevant regulatory authorities, and to make
suitable adjustments to the specific issue of the
Notes in accordance with the directions from the
regulatory authorities (if any); and to take all
necessary actions and deal with or make decisions on

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SHENHUA ENERGY CO LTD
  TICKER:                N/A             CUSIP:     Y1504C113
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Supervisors of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the Company's Profit                                 ISSUER          YES          FOR               FOR
Distribution Plan for the YE 31 DEC 2008: i.e. final
dividend for the YE 31 DEC 2008 in the amount of RMB
0.46 per share [inclusive to tax] be declared and
distributed, the aggregate amount of which is
approximately RMB 9,149,000,000

PROPOSAL #5.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Directors and Supervisors of the Company for the YE
31 DEC 2008: i.e. aggregate remuneration of the
Executive Directors is in the amount of RMB 843,181;
aggregate remuneration of the Non-Executive Directors
 is in the amount of RMB 1,350,000, of which the
aggregate remuneration of the Independent Non-
Executive Directors is in the amount of RMB
1,350,000, the Non-Executive Directors [other than
the Independent Non-Executive Directors] are
remunerated by Shenhua Group Co., Limited and are not
 remunerated by the Company; remuneration of the
Supervisors is in the amount of RMB 1,076,879

PROPOSAL #6.: Re-appoint KPMG Huazhen and KPMG as the                      ISSUER          YES          FOR               FOR
 PRC and International Auditors respectively of the
Company for 2009, the term of such re-appointment
shall continue until the next AGM, and authorize a
Committee comprising of Mr. Zhang Xiwu, Mr. Ling Wen
and Mr. Chen Xiaoyue, all being Directors of the
Company, to determine their remuneration

PROPOSAL #7.: Appoint Mr. Gong Huazhang as an                              ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company

PROPOSAL #8.: Approve the Coal Supply Framework                            ISSUER          YES          FOR               FOR
Agreement dated 27 MAR 2009 entered into between the
Company and Shaanxi Province Coal Transportation and
Sales [Group] Co Ltd, the proposed annual caps of RMB
 4,825,600,000 for the YE 31 DEC 2009 and RMB
6,110,000,000 for the YE 31 DEC 2010 thereto and the
transactions contemplated thereunder

PROPOSAL #S.9: Approve the proposed amendments to the                      ISSUER          YES          FOR               FOR
 Articles of Association of the Company [as
specified], and authorize a Committee comprising of
Mr. Zhang Xiwu and Mr. Ling Wen, all being Directors
of the Company, to, after passing of this resolution,
 carry out further amendments to the Articles of
Association of the Company as they may consider
necessary and appropriate at the request of relevant
regulatory authorities in the course of filing the
Articles of Association with such regulatory

PROPOSAL #S.10: Approve a general mandate to the                           ISSUER          YES        AGAINST           AGAINST
Board of Directors to, by reference to market
conditions and in accordance with needs of the
Company, to allot, issue and deal with, either
separately or concurrently, additional domestic
shares [A Shares] and overseas-listed foreign
invested shares [H Shares] not exceeding 20% of each
of the number of domestic shares [A Shares] and the
number of overseas-listed foreign invested shares [H
Shares] in issue at the time of passing this
resolution at AGM; pursuant to PRC laws and
regulations, the Company will seek further approval
from its shareholders in general meeting for each
issuance of domestic shares [A Shares] even where
this general mandate is approved; authorize the Board
 of Directors to [including but not limited to the
following]: (i) formulate and implement detailed
issuance plan, including but not limited to the class
 of shares to be issued, pricing mechanism and/or
issuance price [including price range], number of
shares to be issued, allottees and use of proceeds,
time of issuance, period of issuance and whether to
issue shares to existing shareholders; (ii) approve
and execute, on behalf of the Company, agreements
related to share issuance, including but not limited
to underwriting agreement and engagement agreements
of professional advisers; (iii) approve and execute,
on behalf of the Company, documents related to share
issuance for submission to regulatory authorities,
and to carry out approval procedures required by
regulatory authorities and venues in which the
Company is listed; (iv) amend, as required by
regulatory authorities within or outside China,
agreements and statutory documents referred to in
(ii) and (iii) above; (v) affix seal of the Company
on share issuance related agreements and statutory
documents; (vi) engage the services of professional
advisers for share issuance related matters, and to
approve and execute all acts, deeds, documents or
other matters necessary, appropriate or required for
share issuance; (vii) increase the registered capital
 of the Company after share issuance, and to make
corresponding amendments to the Articles of
Association of the Company relating to share capital
and shareholdings etc, and to carry out statutory
registrations and filings within and outside China;
[Authority expires the earlier of the conclusion of
the next AGM of the Company for 2009 or the
expiration of 12 months following the passing of this
 special resolution at the AGM for 2008], except
where the Board of Directors has resolved to issue
domestic shares [A Shares] or overseas-listed foreign
 invested shares [H Shares] during the relevant

PROPOSAL #S.11: Approve a general mandate to the                           ISSUER          YES          FOR               FOR
Board of Directors to, by reference to market
conditions and in accordance with needs of the
Company, to repurchase domestic shares [A Shares] not
 exceeding 10% of the number of domestic shares [A
Shares] in issue at the time when this resolution is
passed at AGM and the relevant resolutions are passed
 at class meetings of shareholders; pursuant to PRC
laws and regulations, and for repurchases of domestic
 shares [A Shares], the Company will seek further
approval from its shareholders in general meeting for
 each repurchase of domestic shares [A Shares] even
where the general mandate is granted, but will not be
 required to seek shareholders' approval at class
meetings of domestic share [A Share] shareholders or
overseas-listed foreign invested share [H Share]
shareholders; by reference to market conditions and
in accordance with needs of the Company, to
repurchase overseas-listed foreign invested shares [H
 Shares] not exceeding 10% of the number of overseas-
listed foreign invested shares [H Shares] in issue at
 the time when this resolution is passed at AGM and
the relevant resolutions are passed at class meetings
 of shareholders; authorize the Board of Directors to
 [including but not limited to the following]: (i)
formulate and implement detailed repurchase plan,
including but not limited to repurchase price, number
 of shares to repurchase, time of repurchase and
period of repurchase etc; (ii) notify creditors in
accordance with the PRC Company Law and Articles of
Association of the Company; (iii) open overseas share
 accounts and to carry out related change of foreign
exchange registration procedures; (iv) carry out
relevant approval procedures required by regulatory
authorities and venues in which the Company is
listed, and to carry out filings with the China
Securities Regulatory Commission; (v) carry out
cancelation procedures for repurchased shares,
decrease registered capital, and to make
corresponding amendments to the Articles of
Association of the Company relating to share capital
and shareholdings etc, and to carry out statutory
registrations and filings within and outside China;
(vi) approve and execute, on behalf of the Company,
documents and matters related to share repurchase;
[Authority expires the earlier of the conclusion of
the next AGM of the Company for 2009 or the
expiration of 12 months following the passing of this
 special resolution at the AGM for 2008, the first A
shareholders' class meeting in 2009 and the first H
shareholders' class meeting in 2009], except where
the board of directors has resolved to repurchase
domestic shares [A Shares] or overseas-listed foreign
 invested shares [H Shares] during the relevant
period and the share repurchase is to be continued or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SHENHUA ENERGY CO LTD
  TICKER:                N/A             CUSIP:     Y1504C113
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors to,                        ISSUER          YES          FOR               FOR
by reference to market conditions and in accordance
with needs of the Company, to repurchase domestic
shares [A shares] not exceeding 10% of the number of
domestic shares [A shares] in issue at the time when
this resolution is passed at AGM and the relevant
resolutions is passed at class meetings of
shareholders, pursuant to PRC laws and regulations,
and for repurchases of domestic shares [A shares],
the Company will seek further approval from its
shareholders in general meeting for each repurchase
of domestic shares [A shares] even where the general
mandate is granted, but will not be required to seek
shareholders' approval at class meetings of domestic
share [A share] shareholders or overseas-listed
foreign invested share [H share] shareholders, and to
 formulate and implement detailed repurchase plan,
including but not limited to repurchase price, number
 of shares to repurchase, time of repurchase and
period of repurchase etc; to notify creditors in
accordance with the PRC Company Law and Articles of
Association of the Company; to open overseas share
accounts and to carry out related change of foreign
exchange registration procedures; to carry out
relevant approval procedures required by regulatory
authorities and venues in which the Company is
listed, and to carry out filings with the China
Securities Regulatory Commission; to carry out
cancellation procedures for repurchased shares,
decrease registered capital, and to make
corresponding amendments to the Articles of
Association of the Company relating to share capital
and shareholdings etc, and to carry out statutory
registrations and filings within and outside China;
and approve and execute, on behalf of the Company,
documents and matters related to share repurchase;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period of 12
months following the passing of this special
resolution at the AGM for 2008, the first A
shareholders' class meeting in 2009 and the first H

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SHIPPING CONTAINER LINES CO LTD
  TICKER:                N/A             CUSIP:     Y1513C104
  MEETING DATE:          8/6/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the revised caps, as specified                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change in the use of A share                      ISSUER          YES          FOR               FOR
 listing proceeds, details of which are as specified

PROPOSAL #3.: Appoint Mr. Yan Zhichong as a Non-                           ISSUER          YES          FOR               FOR
Executive Director for a term commencing at the
conclusion of the SGM and ending at the conclusion of
 the AGM of the Company for the year 2009, that is in
 or around JUN 2010, and authorize the Board to fix
the remuneration of Mr. Yan Zhichong and the
resignation of Mr. Yao Zuozhi as a Non-Executive

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SHIPPING CONTAINER LINES CO LTD
  TICKER:                N/A             CUSIP:     Y1513C104
  MEETING DATE:          10/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition under the                            ISSUER          YES          FOR               FOR
Agreement, as set out in the circular

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SHIPPING CONTAINER LINES CO LTD
  TICKER:                N/A             CUSIP:     Y1513C104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the Auditors' report of the Company as
 at and for the YE 31 DEC 2008

PROPOSAL #2.: Approve the proposed Profit                                  ISSUER          YES          FOR               FOR
Distribution Plan of the Company for the YE 31 DEC

PROPOSAL #3.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company [the 'Board'] for the YE 31
DEC 2008

PROPOSAL #4.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #5.: Approve the annual reports of the                            ISSUER          YES          FOR               FOR
Company prepared under the requirements of the places
 of listing of the Company for the YE 31 DEC 2008

PROPOSAL #6.: Appoint PricewaterhouseCoopers, Hong                         ISSUER          YES          FOR               FOR
Kong, certified public accountants as the Company's
International Auditor, to hold office for the year
2009, and authorize the Audit Committee of the Board
to determine its remuneration

PROPOSAL #7.: Appoint Vocation International                               ISSUER          YES          FOR               FOR
Certified Public Accountants Company Limited, as the
Company's PRC Auditor, to hold office for the year
2009, and authorize the Audit Committee of the Board
to determine its remuneration

PROPOSAL #8.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
of the Directors and the Supervisors of the Company
for the YE 31 DEC 2009

PROPOSAL #9.: Approve the regulations governing the                        ISSUER          YES          FOR               FOR
Independent Non-Executive Directors of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SHIPPING DEV LTD
  TICKER:                N/A             CUSIP:     Y1503Y108
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the four                                  ISSUER          YES          FOR               FOR
construction agreements all dated 10 SEP 2008 between
 China Shipping Development (Hong Kong) Marine Co.,
Limited and Dalian Shipbuilding Industry Company
Limited, each for the construction of one tanker [for
 a total of four tankers] as specified and authorize
the Directors of the Company to do such other acts
and things and execute such other documents which in
their opinion may be necessary or desirable to
implement the agreements

PROPOSAL #S.2: Approve, to add one more Clause as                          ISSUER          YES          FOR               FOR
Clause 5 of Article 19 at the end of the existing
Article 19 as specified, to change Article 20 from
The registered capital of the Company is RMB
3,326,000,000 into The registered capital of the
Company is RMB 3,404,552,270

PROPOSAL #S.3: Authorize the Senior Management of the                      ISSUER          YES          FOR               FOR
 Company, subject to the passing of Resolution S.2,
to make such further relevant amendments as necessary
 to the registered capital in the business license of
 the Company in accordance with the requirements of
the Administration for Industry and Commerce and
other relevant governmental authorities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SHIPPING DEV LTD
  TICKER:                N/A             CUSIP:     Y1503Y108
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize China Shipping Development                        ISSUER          YES          FOR               FOR
Company Limited [the Company, and together with its
subsidiaries, subject to the approval by the relevant
 regulatory authorities, to issue the medium-term
notes [the Medium-Term Notes] on the specified
principle terms and authorize the Board of Directors
of the Company or any Director of the Company,
subject to the above-mentioned principal terms, to
determine and effect at its/his absolute discretion
the specific terms, conditions and related matters in
 respect of the issue of the Medium-Term Notes
according to the capital requirement and business
conditions of the Group and the market conditions,
including but not limited to determining the specific
 matters such as the timing, the size, the interest
rates, the term, the number of batches, the guarantee
 of the issue and the use of the proceeds; to
prepare, execute and effect all necessary documents
and procedures, including but not limited to
effecting the relevant registration procedures in the
 PRC inter-bank markets; and to take other necessary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SHIPPING DEV LTD
  TICKER:                N/A             CUSIP:     Y1503Y108
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 audited financial                           ISSUER          YES          FOR               FOR
statements of the Company

PROPOSAL #2.: Approve the 2008 report of the Board of                      ISSUER          YES          FOR               FOR
 Directors of the Company

PROPOSAL #3.: Approve the 2008 report of the                               ISSUER          YES          FOR               FOR
Supervisory Committee of the Company

PROPOSAL #4.: Approve the recommended 2008 final                           ISSUER          YES          FOR               FOR
dividend of RMB 0.30 [before Tax] per share

PROPOSAL #5.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Directors, the Supervisors and the Senior Management
of the Company for 2009: the total remuneration of
the Company's Directors [the Director(s)], the
Supervisors [the Supervisor(s)] and Senior Management
 [the Senior Management] amounted to RMB 4,827,000
[before Tax] for the year 2008, on the premises of
achieving the targets for operation management,
safety and economic efficiencies, it is proposed that
 the same remuneration standards of the Directors,
Supervisors and Senior Management in 2008 be adopted
for that of 2009, it is proposed that the allowances
for the 4 Independent Directors and 1 Independent
Supervisor to adopt the same standards as those in
2008, that is RMB 80,000 per year [before Tax]

PROPOSAL #6.: Re-appoint Vocation International                            ISSUER          YES          FOR               FOR
Certified Public Accountant Company Ltd. and UHY
Vocation HK CPA Limited as the domestic and
international Auditors of the Company for 2009,
respectively, and authorize the Board of Directors of
 the Company to determine their remuneration

PROPOSAL #7.A: Re-elect Mr. Li Shaode as an Executive                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #7.B: Re-elect Mr. Ma Zehua as an Executive                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #7.C: Re-elect Mr. Lin Jianqing as an                             ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #7.D: Re-elect Mr. Wang Daxiong as an                             ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #7.E: Re-elect Mr. Zhang Guofa as an                              ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #7.F: Elect Mr. Mao Shijia as an Executive                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #7.G: Elect Mr. Qiu Guoxuan as an Executive                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #7.H: Elect Mr. Zhu Yongguang as an                               ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company

PROPOSAL #7.I: Elect Mr. Gu Gongyun as an Independent                      ISSUER          YES          FOR               FOR
 Non-executive Director of the Company

PROPOSAL #7.J: Elect Mr. Zhang Jun as an Independent                       ISSUER          YES          FOR               FOR
Non-executive Director of the Company

PROPOSAL #7.K: Elect Mr. Lu Wenbin as an Independent                       ISSUER          YES          FOR               FOR
Non-executive Director of the Company

PROPOSAL #8.A: Re-elect Mr. Kou Laiqi as a Supervisor                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #8.B: Re-elect Mr. Xu Hui as a Supervisor of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #8.C: Re-elect Mr. Yan Zhichong as a                              ISSUER          YES          FOR               FOR
Supervisor of the Company

PROPOSAL #8.D: Re-elect Mr. Yu Shicheng as a                               ISSUER          YES          FOR               FOR
Supervisor of the Company

PROPOSAL #S.9.A: Approve to add 1 more clause at the                       ISSUER          YES          FOR               FOR
end of Article 179 such that Article 179 read as
follows: Clause 1: unless specifically resolved at a
general meeting, dividends of the Company shall be
distributed once a year, upon authorization by a
general meeting, the Board of Directors and may
distribute and pay interim dividend, provided that
the amount of the interim dividend shall not be more
than 50% of the interim profit of the Company unless
otherwise required by the Directors and relevant
administrative Laws and regulations; Clause 2: the
Profit Distribution Policy of the Company shall
maintain its continuity and stability

PROPOSAL #S.9.B: Approve that Clause 3 of Article 12                       ISSUER          YES          FOR               FOR
shall be changed from: the business scope of the
Company covers vessel trading, container
manufacturing and repair, purchase and sale of vessel
 accessories and consultation on and transfer of ship
 technology to the business scope of the Company
covers vessel trading, container manufacturing and
repair, purchase and sale of vessel accessories,
consultation on and transfer of ship technology,
maritime affairs management, engineering management,
maintenance and repair services for bulk cargo
vessels and oil vessels in domestic coastal regions
and international vessel management

PROPOSAL #S.9.C: Authorize the Senior Management of                        ISSUER          YES          FOR               FOR
the Company, subject to the passing of Resolution 9B,
 to make such further relevant amendments as
necessary to the business scope in the business
license of the Company pursuant to the proposed
Resolution 9B in accordance with the requirements of
the State Administration for Industry and Commerce
and other relevant Governmental Authorities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SOUTH LOCOMOTIVE & ROLLING STOCK CORPORATION
  TICKER:                N/A             CUSIP:     Y1516V109
  MEETING DATE:          6/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of the Company

PROPOSAL #2.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee of the Company

PROPOSAL #3.: Approve the proposal regarding 2008                          ISSUER          YES          FOR               FOR
final accounts of the Company

PROPOSAL #4.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan of the Company

PROPOSAL #5.: Approve the resolution in relation to                        ISSUER          YES          FOR               FOR
the expected total amount of the A Share connected
transactions of the Company for 2009

PROPOSAL #6.: Approve the resolution in relation to                        ISSUER          YES        AGAINST           AGAINST
the external guarantees of the Company and its
subsidiaries

PROPOSAL #7.: Re-appoint the Auditors for 2009 and                         ISSUER          YES          FOR               FOR
approve the bases for determination of their audit

PROPOSAL #8.: Approve the resolution in relation to                        ISSUER          YES          FOR               FOR
the remuneration and welfare of the Directors and the
 Supervisors of the Company for 2008

PROPOSAL #S.9: Approve the resolution in relation to                       ISSUER          YES          FOR               FOR
the amendments to the Articles of Association and the
 Rules of procedures for general meetings attached to
 the Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SOUTHERN AIRLINES CO LIMITED
  TICKER:                N/A             CUSIP:     Y1503W102
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Original Articles 2, 29, 36,                      ISSUER          YES          FOR               FOR
 72, 76, 83, 94, 107, 108, 122, 130, 134, 136, 137 to
 be amended as 136, 148 to be amended as 147, 162 to
be amended as 161, 170 to be amended as 169, 184 to
be amended as 183, 222 to be amended as 221, 224 to
be amended as 223, 236 to be amended as 235, 269 to
be amended as 268, 312 to be amended as 311 of the
Articles of Association of the Company, reference to
the Securities Commission of the State Council in the
 Articles of Association shall be changed to the
competent securities authority of the State Council;
and the Articles following the existing Article 136
be renumbered accordingly; and authorize the Board
[and its delegates] to make further amendments which
in their opinion may be necessary, desirable and
expedient in accordance with the mandatory
requirements of the applicable laws and regulations,
and as may be required by the relevant authorities,
and to apply for approvals from the relevant
authorities, if necessary

PROPOSAL #S.2: Amend the Original Articles 2, 9, 16,                       ISSUER          YES          FOR               FOR
34 to be amended as 33, 37 to be amended as 36, 39 to
 be amended as 38, 49 to be amended as 48, delete the
 Original Articles 24, 62, 63, 65, 66, Original
Article 64 to be amended as 61, 78 to be amended as
73, 81 to be amended as 76, approve to re-number the
Articles following the existing Article 24 of the
Procedural Rules of the shareholders' meetings

PROPOSAL #S.3: Amend the Original Articles 3, 4, 5,                        ISSUER          YES          FOR               FOR
30, 36 and 59, all references to the office of the
Board of Directors in the Procedures Rules of Board
of Directors as the office of the Secretary of the
Board of Directors

PROPOSAL #4.: Appoint Mr. Liu Bao Heng as an                               ISSUER          YES          FOR               FOR
Executive Director of the fifth session of the Board
of Director of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SOUTHERN AIRLINES CO LIMITED
  TICKER:                N/A             CUSIP:     Y1503W102
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the satisfaction of the                             ISSUER          YES        ABSTAIN           AGAINST
conditions of the non-public issue of A Shares and
the non-public issue of H Shares Subscription by
China Southern Airlines Company Limited

PROPOSAL #S.2.1: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: Types of
 Shares to be issued and the par value, domestic
listed RMB ordinary shares [A Shares] with par value
of RMB 1.00 each, overseas listed foreign shares [H
Shares] with par value of RMB 1.00 each

PROPOSAL #S.2.2: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: Issue
mechanism and subscription method, the A Shares will
be issued by way of non-public issue to a targeted
subscriber within 6 months from the date of approval
by CSRC, the H Shares will be issued by way of non-
public issue to a targeted subscriber within 6 months
 from the date of approval by CSRC, the non-public
issue of A Shares and H Shares will be conducted
separately, both non-public issued A Shares and non-
public issued H Shares are to be subscribed in cash

PROPOSAL #S.2.3: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: the
targeted subscriber for the non-public issue of A
Shares is CSAHC, the controlling shareholder of the
Company, the targeted subscriber for the non-public
issue of H Shares is Nan Lung, a wholly-owned foreign
 subsidiary of CSAHC

PROPOSAL #S.2.4: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: the
price determination date of the non-public issue of A
 Shares was the date of publishing the announcement
of the Board resolution in relation to the non-public
 issue of A Shares, which is 11 DEC 2008

PROPOSAL #S.2.5: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: the
issue price per A Share is RMB 3.16, which is not
less than 90% of the average trading prices of A
Shares for the 20 consecutive trading days
immediately before the price determination date, and
is therefore in compliance with the provisions of the
 Measures on the Administration of Issuance of
Securities by Listed Companies, the issue price per H
 Share is the equivalent of RMB 1.00 in Hong Kong
dollar, which is not less than its par value and is
therefore in compliance with the provisions of the
Company Law of the People's Republic of China, the
actual exchange rate for the conversion of RMB to HKD
 shall be based on the median exchange rate as
published by People's Bank of China on the date of

PROPOSAL #S.2.6: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: the
total number of A Shares to be issued under the non-
public issue of A Shares is 721,150,000 Shares, the
total number of H Shares to be issued under the non-
public issue of H Shares is 721,150,000 Shares

PROPOSAL #S.2.7: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares:
adjustment to the number of Shares issue and the
issue price as specified, the number of A Shares and
H Shares to be issued under the non-public issue will
 be adjusted accordingly based on the issue price
adjusted for the ex-rights and ex-dividends as

PROPOSAL #S.2.8: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: the
restriction of selling of securities, CSAHC shall not
 sell the newly issued A Shares for a period of 36
months from the date of such issue, Nan Lung shall
not sell the newly issued H shares for a period of 12
 months from the date of such issue

PROPOSAL #S.2.9: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: the A
Shares will be listed and traded on The Shanghai
Stock Exchange, The H Shares will be listed and
traded on The Stock Exchange of Hong Kong Limited

PROPOSAL #S2.10: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: all the
proceeds to be raised under the non-public issue of A
 Shares, after deduction of the issue expenses, will
be used for the repayment of principals of bank loans
 in the sum of RMB 2,300,000,000, all the proceeds to
 be raised under the non-public issue of H Shares,
after deduction of the issue expenses, will be used
for the repayment of principals of bank loans in the
sum of USD 148,000,000, if there is any remaining
proceeds after repayment of the abovementioned bank
loans, the same will be used as the working capital

PROPOSAL #S2.11: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: the
arrangement for the distribution of profits
accumulated before the non-public issue of Shares,
the Company's undistributed profits accumulated prior
 to the non-public share issue shall be shared by all
 the new and existing Shareholders of the Company
after the non-public issue of A and H Shares

PROPOSAL #S2.12: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: for non-
public issue of A Shares by China Southern Airlines
Company Limited

PROPOSAL #S2.13: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
Shareholders at the EGM, each of the specified items
under the proposal of the non-public issue of A
Shares and the non-public issue of H Shares: this
resolution shall be effective for a period of 12
months from the date of approval at the general
meeting and CLS Meetings

PROPOSAL #S.3: Approve, conditional upon the approval                      ISSUER          YES        ABSTAIN           AGAINST
 of the same by the holders of A Shares at the CLS
meeting for holders of A Shares and by the
Shareholders at the EGM, the A Shares Subscription
Agreement and the H Shares Subscription Agreement, as
 specified

PROPOSAL #S.4: Authorize any Director to make                              ISSUER          YES        ABSTAIN           AGAINST
appropriate and necessary amendments to the relevant
provisions of the Articles of Association in order to
 reflect the changes in the registered capital and
shareholding structure of the Company as a result of
the Subscription and execute all such documents
and/or do all such matters and take all such actions
which the Directors may deem necessary or expedient
and in the interest of the Company in respect of the
amendments to the Articles of Association of the
Company pursuant to the results of the Subscription
and the requirements [if any] of the relevant PRC
authorities [including but not limited to all
applications, filings and registrations with the
relevant authorities]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SOUTHERN AIRLINES CO LIMITED
  TICKER:                N/A             CUSIP:     Y1503W102
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the satisfaction of the                             ISSUER          YES        ABSTAIN           AGAINST
conditions of the non-public issue of A Shares and
the non-public issue of H Shares by China Southern
Airlines Company Limited

PROPOSAL #S.2.1: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: Types of Shares to be
issued and the par value, domestic listed RMB
ordinary shares [A Shares] with par value of RMB 1.00
 each, overseas listed foreign shares [H Shares] with
 par value of RMB 1.00 each

PROPOSAL #S.2.2: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: Issue mechanism and
subscription method, the A Shares will be issued by
way of non-public issue to a targeted subscriber
within 6 months from the date of approval by CSRC,
the H Shares will be issued by way of non-public
issue to a targeted subscriber within 6 months from
the date of approval by CSRC, the non-public issue of
 A Shares and H Shares will be conducted separately,
both non-public issued A Shares and non-public issued
 H Shares are to be subscribed in cash

PROPOSAL #S.2.3: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: the targeted subscriber
 for the non-public issue of A Shares is CSAHC, the
controlling shareholder of the Company, the targeted
subscriber for the non-public issue of H Shares is
Nan Lung, a wholly-owned foreign subsidiary of CSAHC

PROPOSAL #S.2.4: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: the price determination
 date of the non-public issue of A Shares was the
date of publishing the announcement of the Board
resolution in relation to the non-public issue of A
Shares, which is 11 DEC 2008

PROPOSAL #S.2.5: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: the issue price per A
Share is RMB 3.16, which is not less than 90% of the
average trading prices of A Shares for the twenty
consecutive trading days immediately before the price
 determination date, and is therefore in compliance
with the provisions of the Measures on the
Administration of Issuance of Securities by Listed
Companies, the issue price per H Share is the
equivalent of RMB 1.00 in Hong Kong dollar, which is
not less than its par value and is therefore in
compliance with the provisions of the Company Law of
the People's Republic of China, the actual exchange
rate for the conversion of RMB to HKD shall be based
on the median exchange rate as published by People's
Bank of China on the date of payment

PROPOSAL #S.2.6: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: the total number of A
Shares to be issued under the non-public issue of A
Shares is 721,150,000 Shares, the total number of H
Shares to be issued under the non-public issue of H
Shares is 721,150,000 Shares

PROPOSAL #S.2.7: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: adjustment to the
number of Shares issue and the issue price as
specified, the number of A Shares and H Shares to be
issued under the non-public issue will be adjusted
accordingly based on the issue price adjusted for the
 ex-rights and ex-dividends as specified in this

PROPOSAL #S.2.8: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: the restriction of
selling of securities, CSAHC shall not sell the newly
 issued A Shares for a period of 36 months from the
date of such issue, Nan Lung shall not sell the newly
 issued H shares for a period of 12 months from the
date of such issue

PROPOSAL #S.2.9: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: the A Shares will be
listed and traded on The Shanghai Stock Exchange, The
 H Shares will be listed and traded on The Stock
Exchange of Hong Kong Limited

PROPOSAL #S2.10: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: all the proceeds to be
raised under the non-public issue of A Shares, after
deduction of the issue expenses, will be used for the
 repayment of principals of bank loans in the sum of
RMB 2,300,000,000, all the proceeds to be raised
under the non-public issue of H Shares, after
deduction of the issue expenses, will be used for the
 repayment of principals of bank loans in the sum of
USD 148,000,000, if there is any remaining proceeds
after repayment of the abovementioned bank loans, the
 same will be used as the working capital of the

PROPOSAL #S2.11: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: the arrangement for the
 distribution of profits accumulated before the non-
public issue of Shares, the Company's undistributed
profits accumulated prior to the non-public share
issue shall be shared by all the new and existing
Shareholders of the Company after the non-public
issue of A and H Shares

PROPOSAL #S2.12: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: for Non-Public Issue of
 A Shares by China Southern Airlines Company Limited

PROPOSAL #S2.13: Approve, conditional upon the                             ISSUER          YES        ABSTAIN           AGAINST
approval of the same by the holders of A Shares at
the CLS meeting for holders of A Shares and by the
holders of H Shares at the CLS meeting for holders of
 H Shares, each of the specified items under the
proposal of the non-public issue of A Shares and the
non-public issue of H Shares: authority expires at 12
 months from the date of approval at the EGM and

PROPOSAL #S.3: Approve, conditional upon the approval                      ISSUER          YES        ABSTAIN           AGAINST
 of the same by the holders of A Shares at the class
meeting for holders of A Shares and by the holders of
 H Shares at the class meeting for holders of H
Shares, the A Shares Subscription Agreement and the H
 Shares Subscription Agreement, copies of which are
tabled at the EGM and marked A and initialed by the
Chairman for identification purpose

PROPOSAL #S.4: Authorize any Director to make                              ISSUER          YES        ABSTAIN           AGAINST
appropriate and necessary amendments to the relevant
provisions of the Articles of Association in order to
 reflect the changes in the registered capital and
shareholding structure of the Company as a result of
the Subscription and execute all such documents
and/or do all such matters and take all such actions
which the Directors may deem necessary or expedient
and in the interest of the Company in respect of the
amendments to the Articles of Association pursuant to
 the results of the Subscription and the requirements
 [if any] of the relevant PRC authorities [including
but not limited to all applications, filings and
registrations with the relevant authorities]

PROPOSAL #S.5: Amend, the Clause 1 of the existing                         ISSUER          YES        ABSTAIN           AGAINST
Article 91, Article 96, the first Clause of the
existing Article 157, added as a new Article in
Chapter 26 of the Articles of Association, the
specified definition of 'Corporate Communication' be
added to Chapter 27 of the Articles of Association of
 the Articles of Association and authorize any
Director to modify the wordings of such amendments as
 appropriate [such amendments will not be required to
 be approved by the shareholders of the Company] and
execute all such documents and/or do all such matters
 and take all such actions which the Directors may
deem necessary or expedient and in the interest of
the Company for the purpose of effecting the
publication or provision of the corporate
communication to the holders of H Shares through the
Company's website and fulfilling the requirements [if
 any] of the relevant PRC authorities [including but
not limited to all applications, filings and
registrations with the relevant authorities]

PROPOSAL #S.6: Amend the Article 17, to the                                ISSUER          YES        ABSTAIN           AGAINST
procedural rules of the shareholders' general meeting
 of the Company and authorize any Director to modify
the wordings of such amendments as appropriate [such
amendments will not be required to be approved by the
 shareholders of the Company] and execute all such
documents and/or do all such matters and take all
such actions which the Directors may deem necessary
or expedient and in the interest of the Company for
the purpose of effecting the publication or provision
 of the Corporate Communication to the holders of H
Shares through the Company's website and fulfilling
the requirements [if any] of the relevant PRC
authorities [including but not limited to all
applications, filings and registrations with the
relevant authorities]

PROPOSAL #7.: Approve the 'report on the use of funds                      ISSUER          YES        ABSTAIN           AGAINST
 raised in previous fund raising exercise' as

PROPOSAL #8.: Approve, the 'feasibility study report                       ISSUER          YES        ABSTAIN           AGAINST
on the funds raised from the non-public issue of A
Shares of China Southern Airlines Company Limited'
and the 'feasibility study report on the funds raised
 from the non-public issue of H Shares of China
Southern Airlines Company Limited' as specified

PROPOSAL #9.: Approve the waiver from making a                             ISSUER          YES        ABSTAIN           AGAINST
mandatory general offer to the Independent
Shareholders by CSAHC and Nan Lung

PROPOSAL #10.: Authorize the Board with full power to                      ISSUER          YES        ABSTAIN           AGAINST
 deal with all matters relating to the non-public
issue of A Shares and the non-public issue of H Shares

PROPOSAL #11.: Approve, the Company may send or                            ISSUER          YES        ABSTAIN           AGAINST
supply Corporate Communication to the holders of H
Shares in relation to whom the specified conditions
are met by making such Corporate Communication
available on the Company's own website: i) each
holder of H Shares has been asked individually by the
 Company to agree that the Company may send or supply
 corporate communication generally, or any corporate
communication in question, to him by means of the
Company's own website and ii) the Company has not
received a response indicating objection from the
holder of H Shares within the period of 28 days
beginning with the date on which the Company's
request was sent, the holders of H Shares in relation
 to whom the aforesaid two conditions are met shall
be taken to have agreed that the Company may send or
supply Corporate Communication to such Shareholders
by making such Corporate Communication available at
the Company's own website, provided that a holder of
H Shares is not taken to have so agreed if the
Company's request did not state clearly what the
effect of a failure to respond would be or was sent
less than 12 months after a previous request made to
him for such purposes in respect of the same class of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA SOUTHN AIRLS LTD
  TICKER:                N/A             CUSIP:     Y1503W102
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Directors of                       ISSUER          YES          FOR               FOR
the Company for the year 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the year 2008

PROPOSAL #3.: Approve the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements of the Company for the year 2008

PROPOSAL #4.: Approve the adjustment to be made to                         ISSUER          YES          FOR               FOR
certain items contained in the financial statements
of the Company for the year 2008 in accordance with
the relevant rules and regulations

PROPOSAL #5.: Approve the profit distribution                              ISSUER          YES          FOR               FOR
proposal for the year 2008: as audited by KPMG
Huazhen, under the PRC accounting standards, the
Company recorded a loss of RMB 4,790 Million
[unconsolidated data, which applies to other data
hereinafter] during the year 2008, and the
accumulated loss of the Company amounted to RMB 5,837
 Million as at 31 DEC 2008, under the provisions of
the Company Law, the Company shall not make
appropriations to its reserve fund and distribute any

PROPOSAL #6.: Appoint KPMG Huazhen as the PRC                              ISSUER          YES          FOR               FOR
Auditors of the Company for the year 2009 and KPMG as
 the International Auditors of the Company for the
year 2009 and authorize the Board to determine their
remuneration

PROPOSAL #7.: Appoint Mr. Zhang Zi Fang as an                              ISSUER          YES          FOR               FOR
Executive Director of the 5th Session of the Board of
 the Company with effect from the passing of this
resolution on the date of the AGM and authorize the
Board to determine his remuneration

PROPOSAL #8.: Approve the resignation of Mr. Yang                          ISSUER          YES          FOR               FOR
Guang Hua as a Supervisor of the 5th Session of the
Supervisory Committee of the Company because of his
personal job arrangement

PROPOSAL #9.: Appoint Mr. Li Jia Shi as a Supervisor                       ISSUER          YES          FOR               FOR
of the 5th Session of the Supervisory Committee of
the Company with effect from the passing of this
resolution on the date of the AGM and authorize the
Supervisory Committee to determine his remuneration

PROPOSAL #10.: Approve the Administrative Measures on                      ISSUER          YES          FOR               FOR
 Directors' Remuneration of China Southern Airlines
Company Limited and Administrative Measures on
Supervisors' Remuneration of China Southern Airlines
Company Limited as specified

PROPOSAL #11.: Approve the 2009 annual cap of the                          ISSUER          YES          FOR               FOR
continuing connected transactions [has the meaning
ascribed thereto under the SSE Listing Rules] entered
 into between the Company and CSAHC and its
controlled entities as specified

PROPOSAL #12.: Approve the airline service agreement                       ISSUER          YES          FOR               FOR
entered into between the Company and TravelSky
Technology Limited, on 7 MAY 2009 the Company entered
 into a service agreement with TravelSky Technology
Limited [TravelSky] pursuant to which TravelSky
agreed to provide to the Company with aviation
information technology service and technical support
and its related business services, including: [i]
flight control system services; [ii] electronic
travel distribution system services; [iii] airport
passenger processing system services; and [iv] civil
aviation and commercial data network services for the
 period commencing from 1 JAN 2009 to 31 DEC 2009,
the service fee is determined with reference to the
prescribed prices of Civil Aviation Administration of
 China, depending on the types of system through
which the transactions are processed, the 2009
service fees payable by the Company to TravelSky is
expected to be not more than RMB 400 million

PROPOSAL #S.13: Approve, the proposed establishment                        ISSUER          YES          FOR               FOR
of a cash dividend policy of the Company pursuant to
the Decisions Concerning Certain Amendments in
Regulations for Distribution of the Cash Dividend
Made by Listed Companies [CSRC Decree No. [2008] 57]
and the proposed amendment to the Articles of
Association as specified and authorize the Board [and
 its delegates] to make further amendments which in
their opinion may be necessary, desirable and
expedient in accordance with the mandatory
requirements of the applicable laws and regulations,
and as may be required by the Relevant Authorities,
and to apply for approvals from the Relevant

PROPOSAL #S.14: Approve, the proposed expansion of                         ISSUER          YES          FOR               FOR
the scope of business of the Company by including
insurance agency services and the consequential
amendment to the Articles of Association as
specified; and authorize the Board [and its
delegates] to make further amendments which in their
opinion may be necessary, desirable and expedient in
accordance with the mandatory requirements of the
applicable laws and regulations, and as may be
required by the Relevant Authorities, and to apply
for approvals from the Relevant Authorities, if

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA STL CORP
  TICKER:                N/A             CUSIP:     Y15041109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: The 2008 business reports                                   ISSUER          NO           N/A               N/A

PROPOSAL #1.2: The 2008 audited reports reviewed by                        ISSUER          NO           N/A               N/A
Supervisors

PROPOSAL #1.3: The issuance status of local                                ISSUER          NO           N/A               N/A
convertible bond

PROPOSAL #1.4: The status of 2008 Treasury Stock                           ISSUER          NO           N/A               N/A
Buyback

PROPOSAL #2.1: Ratify the 2008 business and financial                      ISSUER          YES          FOR               FOR
 reports

PROPOSAL #2.2: Ratify the 2008 earnings distribution                       ISSUER          YES          FOR               FOR
proposal [proposed cash dividend: TWD 1.3/sharers]

PROPOSAL #2.3: Approve to raise capital by issuing                         ISSUER          YES          FOR               FOR
new shares from earnings [proposed STK dividend:
43shares / 1000shares]

PROPOSAL #2.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #2.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
acquisition or disposal of asset

PROPOSAL #2.6: Approve the procedures of endorsements                      ISSUER          YES          FOR               FOR
 and guarantees

PROPOSAL #2.7: Approve to release the Directors from                       ISSUER          YES          FOR               FOR
non-competition duties

PROPOSAL #2.8: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA TELECOM CORP LTD
  TICKER:                N/A             CUSIP:     Y1505D102
  MEETING DATE:          9/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Re-elect Mr. Wang Xiaochu as a                              ISSUER          YES          FOR               FOR
Director of the Company, approve with effect from 09
SEP 2008 for a term of 3 years until the AGM of the
Company for the year 2010 to be held in 2011; and
authorize any Director of the Company to sign on
behalf of the Company the Directors service contract
with Mr. Wang Xiaochu and the Board of Directors of
the Company to determine his remuneration

PROPOSAL #1..2: Re-elect Mr. Shang Bing as a Director                      ISSUER          YES          FOR               FOR
 of the Company, approve with effect from 09 SEP 2008
 for a term of 3 years until the AGM of the Company
for the year 2010 to be held in 2011; and authorize
any Director of the Company to sign on behalf of the
Company the Director's service contract with Mr.
Shang Bing and the Board of Directors of the Company
to determine his remuneration

PROPOSAL #1.3: Re-elect Mr. Wu Andi as a Director of                       ISSUER          YES          FOR               FOR
the Company, approve with effect from 09 SEP 2008 for
 a term of 3 years until the AGM of the Company for
the year 2010 to be held in 2011; authorize any
Director of the Company to sign on behalf of the
Company the Director's service contract with Mr. Wu
Andi and the Board of Directors of the Company to
determine his remuneration

PROPOSAL #1.4: Re-elect Mr. Zhang Jiping as a                              ISSUER          YES          FOR               FOR
Director of the Company, with effect from 09 SEP 2008
 for a term of 3 years until the AGM of the Company
for the year 2010 to be held in 2011;authorize any
Director of the Company to sign on behalf of the
Company the Director's service contract with Mr.
Zhang Jiping , and the Board of Directors of the
Company to determine his remuneration

PROPOSAL #1.5: Re-elect Mr. Zhang Chenshuang as a                          ISSUER          YES          FOR               FOR
Director of the Company, approve with effect from 09
SEP 2008 for a term of 3 years until the AGM of the
Company for the year 2010 to be held in 2011;
authorize any Director of the Company to sign on
behalf of the Company the Director's service contract
 with Mr. Zhang Chenshuang, and the Board of
Directors of the Company to determine his remuneration

PROPOSAL #1.6: Re-elect Mr. Yang Xiaowei as a                              ISSUER          YES        AGAINST           AGAINST
Director of the Company, approve with effect from 09
SEP 2008 for a term of 3 years until the AGM of the
Company for the year 2010 to be held in 2011;
authorize any Director of the Company to sign on
behalf of the Company the Director's service contract
 with Mr. Yang Xiaowei, and the Board of Directors of
 the Company to determine his remuneration

PROPOSAL #1.7: Re-elect Mr. Yang Jie as a Director of                      ISSUER          YES          FOR               FOR
 the Company, approve with effect from 09 SEP 2008
for a term of 3 years until the AGM of the Company
for the year 2010 to be held in 2011; authorize any
Director of the Company to sign on behalf of the
Company the Director's service contract with Mr. Yang
 Jie, and the Board of Directors of the Company to
determine his remuneration

PROPOSAL #1.8: Re-elect Mr. Sun Kangmin as a Director                      ISSUER          YES          FOR               FOR
 of the Company, approve with effect from 09 SEP 2008
 for a term of 3 years until the AGM of the Company
for the year 2010 to be held in 2011; authorize any
Director of the Company to sign on behalf of the
Company the Director's service contract with Mr. Sun
Kangmin, and the Board of Directors of the Company to
 determine his remuneration

PROPOSAL #1.9: Re-elect Mr. Li Jinming as a Director                       ISSUER          YES          FOR               FOR
of the Company, approve with effect from 09 SEP 2008
for a term of 3 years until the AGM of the Company
for the year 2010 to be held in 2011; authorize any
Director of the Company to sign on behalf of the
Company the Director's service contract with Mr. Li
Jinming, and the Board of Directors of the Company to
 determine his remuneration

PROPOSAL #1.10: Re-elect Mr. Wu Jichuan as an                              ISSUER          YES          FOR               FOR
Independent Director of the Company, approve with
effect from 09 SEP 2008 for a term of 3 years until
the AGM of the Company for the year 2010 to be held
in 2011;authorize any Director of the Company to sign
 on behalf of the Company the Director's service
contract with Mr. Wu Jichuan, and the Board of
Directors of the Company to determine his remuneration

PROPOSAL #1.11: Re-elect Mr. Qin Xiao as an                                ISSUER          YES          FOR               FOR
Independent Director of the Company, approve with
effect from 09 SEP 2008 for a term of 3 years until
the AGM of the Company for the year 2010 to be held
in 2011;authorize any Director of the Company to sign
 on behalf of the Company the Director's service
contract with Mr. Qin Xiao, and the Board of
Directors of the Company to determine his remuneration

PROPOSAL #1.12: Re-elect Mr. Tse Hau Yin, Aloysius as                      ISSUER          YES        AGAINST           AGAINST
 an Independent Director of the Company, approve with
 effect from 09 SEP 2008 for a term of 3 years until
the AGM of the Company for the year 2010 to be held
in 2011; authorize any Director of the Company to
sign on behalf of the Company the Director's service
contract with Mr. Tse Hau Yin, and the Board of
Directors of the Company to determine his remuneration

PROPOSAL #1.13: Re-elect Mr. Cha May Lung, Laura as                        ISSUER          YES          FOR               FOR
an Independent Director of the Company, approve with
effect from 09 SEP 2008 for a term of 3 years until
the AGM of the Company for the year 2010 to be held
in 2011; authorize any Director of the Company to
sign on behalf of the Company the Director's service
contract with Mr. Cha May Lung, and the Board of
Directors of the Company to determine his remuneration

PROPOSAL #1.14: Re-elect Mr. Xu Erming as an                               ISSUER          YES          FOR               FOR
Independent Director of the Company, approve with
effect from 09 SEP 2008 for a term of 3 years until
the AGM of the Company for the year 2010 to be held
in 2011; authorize any Director of the Company to
sign on behalf of the Company the Director's service
contract with Mr. Xu Erming, and the Board of
Directors of the Company to determine his remuneration

PROPOSAL #2.1: Re-elect Mr. Xiao Jinxue as a                               ISSUER          YES          FOR               FOR
Supervisor of the Company, approve with effect from
09 SEP 2008 for a term of 3 years until the AGM of
the Company for the year 2010 to be held in 2011;
authorize any Director of the Company to sign on
behalf of the Company the Supervisor's Service
contract with Mr. Xiao Jinxue, and the Supervisory
Committee of the Company to determine his remuneration

PROPOSAL #2.2: Re-elect Mr. Xu Cailiao as a                                ISSUER          YES          FOR               FOR
Supervisor of the Company, approve with effect from
09 SEP 2008 for a term of 3 years until the AGM of
the Company for the year 2010 to be held in 2011;
authorize any Director of the Company to sign on
behalf of the Company the Supervisor's Service
Contract with Mr. Xu Cailiao, and the Supervisory
Committee of the Company to determine his remuneration

PROPOSAL #2.3: Re-elect Mr. Han Fang as a Supervisor                       ISSUER          YES          FOR               FOR
of the Company, approve with effect from 09 SEP 2008
for a term of 3 years until the AGM of the Company
for the year 2010 to be held in 2011;authorize any
Director of the Company to sign on behalf of the
Company the Supervisor's Service Contract with Mr.
Han Fang, and the Supervisory Committee of the
Company to determine his remuneration

PROPOSAL #2.4: Re-elect Mr. Zhu Lihao as a Supervisor                      ISSUER          YES          FOR               FOR
 of the Company, approve with effect from 09 SEP 2008
 for a term of 3 years until the AGM of the Company
for the year 2010 to be held in 2011; authorize any
Director of the Company to sign on behalf of the
Company the supervisor's service contract with Mr.
Zhu Lihao, and the Supervisory Committee of the
Company to determine his remuneration

PROPOSAL #S.3.1: Approve, the granting of a general                        ISSUER          YES        AGAINST           AGAINST
mandate to the Board of Directors of the Company to
issue debentures denominated in local or foreign
currencies, in one or more tranches, including, but
not limited to, short-term commercial paper, Company
bonds, Corporate debts, convertible bonds, asset
securitization products and asset-backed notes, from
the date of this meeting until the date on which the
AGM of the Company for the year 2008 is held, with a
maximum outstanding repayment amount of up to RMB 80
billion [the General Mandate]; and when the
resolutions relating to the General Mandate become
effective, they will replace the resolutions passed
by the shareholders at the AGM of the Company for the
 year 2007 held on 30 MAY 2008 relating to the
approval of the Company's issue of debentures with an
 aggregate principal amount of up to RMB 60 billion
[Previous Resolutions], but the steps taken and Board
 Resolutions passed in connection with the Previous
Resolutions will continue to be effective

PROPOSAL #S.3.2: Authorize the Board of Directors of                       ISSUER          YES        AGAINST           AGAINST
the Company or any two or more Directors of the
Company duly authorized by the Board of Directors,
taking into account the specific needs of the Company
 and market conditions: [a] determine the specific
terms and conditions of, and other matters relating
to, the issue of debentures under the General Mandate
 [including, but not limited to, the determination of
 the type, aggregate principal amount, interest rate,
 term, rating, security, any repurchase or redemption
 provisions, any placing arrangements, any option to
adjust the nominal interest rate and use of
proceeds], secure approvals, engage professional
advisors, disseminate relevant application documents
to the regulatory authorities, obtain approvals from
the regulatory authorities, execute all requisite
legal documentation relating to the issue as
requested by the regulatory authorities and make
relevant disclosure; [b] do all such acts which are
necessary and incidental to the issue of debentures
under the General Mandate [including, but not limited
 to, the securing of approvals, the determination of
underwriting arrangements, preparation and
dissemination of relevant application documents to
the regulatory authorities, and the securing of
approvals from the regulatory authorities]; [c]
approve and ratify, to take all such steps which are
necessary for the purposes of executing the issue of
debentures under the General Mandate [including, but
not limited to, the execution of all requisite
documentation and the disclosure of relevant
information in accordance with applicable Laws], and
to the extent that any of the aforementioned acts and
 steps that have already been undertaken by the Board
 of Directors of the Company or the duly authorized
directors in connection with the issue of debentures

PROPOSAL #S.4.1: Approve, the Company's issue of                           ISSUER          YES        AGAINST           AGAINST
company bonds with an aggregate principal amount of
up to RMB 50 billion in the People's Republic of
China in one or more tranches: [a] Size of issue: Up
to RMB 50 billion; [b] Placing to existing
shareholders: the Company bonds will not be issued to
 existing shareholders on a preferred basis by way of
 placing;[c] term: the Company bonds will have a term
 does not exceed 10 years and may have the same term
or different terms, which will be determined in
accordance with the market conditions and the
Company's capital requirements; [d] use of proceeds:
the Company bonds issued will be for the purpose of
supplementing the general working capital of the
Company; [e] Effective period of the resolutions
relating to the issue of the Company Bonds: from the
date on which the resolutions relating to the issue
of the Company Bonds are passed to the date on which
the AGM of the Company for the year 2008 is held

PROPOSAL #S.4.2: Authorize the Board of Directors of                       ISSUER          YES          FOR               FOR
the Company [the Board] or any two or more Directors
of the Company duly authorized by the Board of
Directors [the Directors: [a] determine the type,
specific terms and conditions of, and other matters
relating to, the issue [including, but not limited
to, the determination of the type, aggregate
principal amount, interest rate, term, rating,
security, whether there will be repurchase or
redemption provisions, whether there will be an
option to adjust the nominal interest rate and
specific arrangements relating to the use of proceeds
 within the scope approved by the shareholders in
this meeting]; [b] do all such acts which are
necessary and incidental to the issue [including, but
 not limited to, the securing of approvals, engaging
professional advisors, the determination of
underwriting arrangements, preparation and
dissemination of relevant application documents to
the regulatory authorities, and the securing of
approvals from the regulatory authorities]; [c]
approve and ratify to take all such steps which are
necessary for the purposes of executing the issue
[including, but not limited to, the execution of all
requisite documentation and the disclosure of
relevant information in accordance with applicable
laws], and to the extent that any of the acts and
steps that have already been undertaken by the Board
or the Directors in connection with the issue, [d] if
 there are changes in the regulatory policies or
market conditions, adjust the specific relating to
the issue and related matters in accordance with the
opinion of the regulatory authorities; [e] after
completion of the issue, determine and approve
matters relating to the listing of the relevant

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA TELECOM CORP LTD
  TICKER:                N/A             CUSIP:     Y1505D102
  MEETING DATE:          9/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Telecom CDMA Lease as                            ISSUER          YES          FOR               FOR
specified the continuing connected transactions
contemplated under Telecom CDMA Lease and the annual
caps and authorized the Directors of the Company, to
do all such further Acts and things and execute such
further documents and take all such steps which in
their opinion as may be necessary, desirable or
expedient to implement and/or give effect to the
terms of such continuing connected transactions

PROPOSAL #2.: Approve the Interconnection Settlement                       ISSUER          YES          FOR               FOR
Supplemental Agreement as specified, the continuing
connected transactions contemplated under and the
annual Interconnection Settlement Supplemental
Agreement and for which no annual caps have been
proposed and authorize the Director of the Company,
to do all such further Acts and things and execute
such further documents and take all such steps which
in their opinion as may be necessary, desirable or
expedient to implement and/or give effect to the
terms of such continuing connected transactions

PROPOSAL #3.: Approve the Engineering Framework                            ISSUER          YES          FOR               FOR
Supplemental Agreement as specified, the continuing
connected transactions contemplated under and the
annual Engineering Framework Supplemental Agreement,
together with proposesd annual caps and authorize the
 Director of the Company, to do all such further Acts
 and things and execute such further documents and
take all such steps which in their opinion as may be
necessary, desirable or expedient to implement and/or
 give effect to the terms of such continuing
connected transactions

PROPOSAL #4.: Approve the Ancillary                                        ISSUER          YES          FOR               FOR
Telecommunications Services Framework Supplemental
Agreement as specified, the continuing connected
transactions contemplated under the Ancillary
Telecommunications Services Framework Supplemental
Agreementand [as amended by the Ancillary
Telecommunications Services Framework Supplemental
Agreement] together with the revised annaul cap nad
proposed annual cap and authorize the Director of the
 Company to do all such further Acts and things and
execute such further documents and take all such
steps which in their opinion as may be necessary,
desirable or expedient to implement and/or give
effect to such continuing connected transactions

PROPOSAL #S.5: Authorize the Director of the Company,                      ISSUER          YES          FOR               FOR
 subject to the passing of Resolution 1 to make such
amendments to the Articles of Association of the
Company [the Articles of Association] which in his
opinion may be necessary to reflect the business
scope of the Company as specified in the
Telecommunications Business Permit to be issued by
the Ministry of Industry and Information Technology
of the PRC [the details of the amendments shall be
Governed by the relevant content in the
Telecommunications Business Permit to be issued by
the Ministry of Industry and Information Technology
of the PRC], and to take all actions which in their
opinion are necessary or desirable to complete the
procedures for the approval and/or registration or
filing of the aforementioned amendment of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA TELECOM CORP LTD
  TICKER:                N/A             CUSIP:     Y1505D102
  MEETING DATE:          3/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Article 13 of the Articles                        ISSUER          YES          FOR               FOR
of Association of the Company [the Articles of
Association] as specified and authorize any Director
of the Company to take all actions which in their
opinion are necessary or desirable to complete the
procedures for the approval and/or registration or
filing of the aforementioned amendment to the
Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA TELECOM CORP LTD
  TICKER:                N/A             CUSIP:     Y1505D102
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the consolidated financial                           ISSUER          YES          FOR               FOR
statements of the Company, the report of the Board of
 Directors, the report of the Supervisory Committee
and the report of the International Auditor for the
YE 31 DEC 2008 and authorize the Board of Directors
[the Board] to prepare the budget of the Company for
year 2008

PROPOSAL #2.: Approve the profit distribution and the                      ISSUER          YES          FOR               FOR
 declaration and payment of a final dividend for the
YE 31 DEC 2008

PROPOSAL #3.: Re-appoint KPMG and KPMG Huazhen as the                      ISSUER          YES          FOR               FOR
 International Auditor and Domestic Auditor of the
Company respectively for the year ending 31 DEC 2009
and authorize the Board to fix the remuneration of
the Auditors

PROPOSAL #S.4.1: Authorize the Board of Directors of                       ISSUER          YES          FOR               FOR
the Company to issue debentures denominated in local
or foreign currencies, in 1 or more tranches,
including, but not limited to, short-term commercial
paper, medium term note, company bonds, corporate
debts, convertible bonds, asset securitization
products and asset-backed notes, from the date of
this meeting until the date on which the AGM of the
Company for the year 2009 is held, with a maximum
outstanding repayment amount RMB 90 billion

PROPOSAL #S.4.2: Authorize the Board of Directors of                       ISSUER          YES          FOR               FOR
the Company or any 2 or more Directors of the Company
 duly authorized by the Board of Directors, taking
into account the specific needs of the Company and
other market conditions, to determine the specific
terms, conditions of, and other matters relating to,
the issue of debentures, including, but not limited
to, the determination of the type, amount, interest
rate, rating, security, any repurchase or redemption
provisions, any placing arrangements, any option to
adjust the nominal interest rate and use of proceeds,
 secure approvals, engage professional advisors,
disseminate relevant application documents to the
regulatory authorities, obtain approvals from the
regulatory authorities, execute all requisite legal
documentation relating to the issue as requested by
the regulatory authorities and make relevant
disclosure; do all such acts which are necessary and
incidental to the issue of debentures [including, but
 not limited to, the securing of approvals, the
determination of underwriting arrangements,
preparation and dissemination of relevant application
 documents to the regulatory authorities, and the
securing of approvals from the regulatory
authorities]; and take all such steps which are
necessary for the purposes of executing the issue of
debentures [including, but not limited to, the
execution of all requisite documentation and the
disclosure of relevant information in accordance with
 applicable laws], and approve to the extent that any
 of the aforementioned acts and steps that have
already been undertaken by the Board of Directors or
the duly authorized Directors in connection with the
issue of debentures

PROPOSAL #S.5.1: Approve the Company's issue of                            ISSUER          YES          FOR               FOR
debentures denominated in local or foreign currencies
 with an aggregate amount of RMB 90 billion, within
which the issue of Company bonds in the PRC in one or
 more tranches not exceeding RMB 30 billion with: a)
size of issue: up to RMB 30 billion; b) placing to
existing shareholders: the Company debentures will
not be issued to existing shareholders on a preferred
 basis by way of placing; c) term: the Company
debentures will have a term not exceeding 10 years
and may have the same term or different terms, which
will be determined in accordance with the market
conditions and the Company's capital requirements; d)
 use of proceeds: the Company bonds issued will be
for the purpose of supplementing the general working
capital of the Company; e) effective period: from the
 date on which the resolutions passed to the date on
which the AGM of the Company for the year 2009 is held

PROPOSAL #S.5.2: Authorize the Board of Directors of                       ISSUER          YES          FOR               FOR
the Company [the Board] or any 2 or more Directors of
 the Company [the Directors] to: a) determine the
type, specific terms and conditions of, and other
matters relating to, the issue [including, but not
limited to, the determination of the type, amount,
interest rate, term, rating, security, whether there
will be repurchase or redemption provisions, whether
there will be an option to adjust the nominal
interest rate and specific arrangements relating to
the use of proceeds within the scope approved by the
shareholders in this meeting]; b) do all such acts
which are necessary and incidental to the issue
[including, but not limited to, the securing of
approvals, engaging professional advisors, the
determination of underwriting arrangements,
preparation and dissemination of relevant application
 documents to the regulatory authorities, and the
securing of approvals from the regulatory
authorities]; c) to take all such steps which are
necessary for the purposes of executing the issue
[including, but not limited to, the execution of all
requisite documentation and the disclosure of
relevant information in accordance with applicable
laws], and approve to the extent that any of the
above acts and steps that have already been
undertaken by the Board or the Directors in
connection with the issue; d) if there are changes in
 the regulatory policies or market conditions, adjust
 the specific proposal relating to the issue and
related matters in accordance with the opinion of the
 regulatory authorities; and e) after completion of
the issue, determine and approve matters relating to

PROPOSAL #S.6: Authorize the Company, to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares of the Company and
to make or grant offers, agreements and options
during and after the relevant period, not exceeding
the aggregate of 20% of the Company's existing
domestic shares and H shares [as the case may be] in
issue at the date of passing of this special
resolution otherwise than pursuant to: i) a rights
issue; or ii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares in
accordance with the Articles of Association of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the 12 month period following the
passing of these special resolution]

PROPOSAL #S.7: Authorize the Board to increase the                         ISSUER          YES        AGAINST           AGAINST
registered capital of the Company to reflect the
issue of shares in the Company authorized under
Special Resolution 6, and to make such appropriate
and necessary amendments to the Article of
Association of the Company as they think fit to
reflect such increases in the registered capital of
the Company and to take any other action and complete
 any formality required to effect such increase of
the registered capital of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LT
  TICKER:                N/A             CUSIP:     Y1507D100
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Mr. Zheng Heshui as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.B: Re-elect Mr. Jiang Yan as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.C: Re-elect Mr. Mao Jianjun as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.D: Re-elect Mr. Fong Yun Wah as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.E: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' fees

PROPOSAL #4.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Board of
Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
[Directors], subject to this Resolution, to
repurchase shares of the Company during the relevant
period, of HKD 0.10 each in the capital of the
Company [shares]; the aggregate nominal amount of the
 shares which may be repurchased on The Stock
Exchange of Hong Kong Limited [Stock Exchange] or any
 other Stock Exchange recognized by the Securities
and Futures Commission of the Hong Kong [SFC] and the
 Stock Exchange under the Hong Kong Code on share
repurchases [Repurchase Code] pursuant to the
approval, shall not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the AGM of the Company or the
expiration of the period within which the next AGM of
 the Company by the Articles of Association of the

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
subject to this Resolution, to allot, issue and deal
with additional shares and make or grant offers,
agreements, options and warrants which might require
the exercise of such power during and after the
relevant period, the aggregate nominal amount of the
issued share capital allotted or dealt with [whether
pursuant to an option, warrant or otherwise] pursuant
 to the approval in this Resolution, otherwise than
pursuant to i) a rights issue [as specified]; ii) any
 option scheme or any similar arrangement for the
time being adopted for the grant or issue to officers
 and/or employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares of
 the Company; iii) the exercise of rights of
subscription or conversion under the terms of any
warrants issued by the Company or any securities
which are convertible into shares of the Company; iv)
 any scrip dividend or similar arrangement providing
for the allotment of shares in lieu of the whole or
part of a dividend on shares of the Company in
accordance with the Articles of Association of the
Company; shall not exceed 20% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this resolution;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period within
which the next AGM is to be held by the Articles of
Association or by the Laws of Hong Kong to be held]

PROPOSAL #7.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Ordinary Resolutions 5 and 6, the general mandate
granted to the Directors to exercise the powers of
the Company to allot, issue and deal with additional
Shares pursuant to the Ordinary Resolution number 6
convening this meeting, by the addition thereto of an
 amount representing the aggregate nominal amount of
Shares repurchased by the Company under the authority
 granted pursuant to the Resolution 5, provided that
such extended amount shall not exceed 10% of the
aggregate nominal amount of the issued share capital
of the Company as at the date of passing the
Resolution 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA UNICOM (HONG KONG) LTD
  TICKER:                N/A             CUSIP:     Y15125100
  MEETING DATE:          9/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the agreement dated                       ISSUER          YES          FOR               FOR
27 JUL 2008 [the CDMA Business Disposal Agreement]
entered into between the Company, China Unicom
Corporation Limited [CUCL] and China Telecom
Corporation Limited [Telecom] relating to the CDMA
Business Disposal [as defined in the circular to the
shareholders of the Company dated 01 AUG 2008 [the
Circular], of which this Notice forms part], a copy
of which has been produced to this Meeting marked A
and signed by the Chairman of this Meeting for
identification purposes and authorize the Directors
of the Company, acting together, individually or by
committee, to execute all such documents and/or to do
 all such acts on behalf of the Company as they may
consider necessary, desirable or expedient for the
purpose of, or in connection with, the implementation
 and completion of the CDMA Business Disposal
Agreement and the transactions contemplated therein

PROPOSAL #2.: Approve and ratify the transfer                              ISSUER          YES          FOR               FOR
agreement dated 27 JUL 2008 [the Transfer Agreement]
entered into between China United Telecommunications
Corporation Limited [Unicom A Share Company] and CUCL
 relating to the transfer of the rights and
obligations of Unicom A Share Company under the
Option Waiver and Lease Termination Agreement [as
defined in the Circular] to CUCL, a copy of each of
the Option Waiver and Lease Termination Agreement and
 the Transfer Agreement have been produced to this
Meeting marked B and C, respectively, and signed by
the Chairman of this Meeting for identification
purposes, and authorize the Directors of the Company,
 acting together, individually or by committee, to
execute all such documents and/or to do all such acts
 on behalf of the Company as they may consider
necessary, desirable or expedient for the purpose of,
 or in connection with, the implementation and
completion of the Transfer Agreement and the
transactions contemplated therein

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA UNICOM (HONG KONG) LTD
  TICKER:                N/A             CUSIP:     Y15125100
  MEETING DATE:          9/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.A: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company by adding a new Article 13A immediately
after Article 13 as specified; and authorize the
Directors of the Company, acting together,
individually or by committee, or the company
secretary of the Company to execute all such
documents and/or to do all such acts on behalf of the
 Company which, in his/her/its opinion, may be
necessary, appropriate, desirable or expedient to
implement and/or give effect to the amendment as

PROPOSAL #B.: Approve, the acquisition of the entire                       ISSUER          YES          FOR               FOR
issued share capital of China Netcom Group
Corporation [Hong Kong] Limited [Netcom], including
the Netcom shares underlying the American Depositary
Shares issued by Citibank, N.A., each of which
represents the ownership of 20 Netcom shares, to be
effected by way of a scheme of arrangement under
Section 166 of the Companies Ordinance, Chapter 32 of
 the Laws of Hong Kong, on and subject to the terms
and conditions set out in the scheme of arrangement
[the Scheme], as specified, with any modification
thereof or addition thereto or condition approved or
imposed by the High Court of the Hong Kong Special
Administrative Region, and on and subject to the
terms and conditions set out in the circular to the
shareholders of the Company dated 15 AUG 2008 [the
Circular]; [ii] conditional upon the Scheme becoming
effective in accordance with its terms, the proposal
by the Company to the holders of the outstanding
options granted by Netcom [the Netcom Options]
pursuant to the share option scheme adopted by Netcom
 on 30 SEP 2004, as amended from time to time, for
the cancellation of their outstanding Netcom Options
in consideration of the grant by the Company of new
options pursuant to the Special Purpose Unicom Share
Option Scheme [as specified]; [iii] conditional upon
the Scheme becoming effective in accordance with its
terms, the allotment and issue of up to
10,292,150,457 new shares of the Company to those
persons so entitled pursuant to the Scheme; [iv]
conditional upon the Scheme becoming effective and
The Stock Exchange of Hong Kong Limited granting
approval for the listing of, and permission to deal
in, the shares of the Company to be issued upon the
exercise of options granted under the Special Purpose
 Unicom Share Option Scheme [as specified], the
adoption of a new share option scheme of the Company
[the Special Purpose Unicom Share Option Scheme], the
 rules of which are contained in the document which
has been produced to this Meeting marked II and for
the purposes of identification signed by the Chairman
 of this Meeting; and (v) authorize the Directors of
the Company, acting together, individually or by
committee, to execute all such documents and/or to do
 all such acts, which, in the opinion of the
directors of the Company, may be necessary,
appropriate, desirable or expedient to implement
and/or give effect to the transactions set out in
this resolution and to agree to any variation,
amendment, supplement or waiver of the matters
relating thereto as are, in the opinion of the
Directors of the Company, in the interests of the
Company, to the extent such variation, amendment,
supplement or waiver does not constitute a material

PROPOSAL #C.: Approve, that subject to the passing of                      ISSUER          YES          FOR               FOR
 Resolution B and conditional upon the Scheme
becoming effective in accordance with its terms, [i]
the Framework Agreement for Engineering and
Information Technology Services dated 12 AUG 2008 [as
 specified]; [ii] the continuing connected
transactions contemplated under the Engineering and
Information Technology Services Agreement 2008-2010
and the Framework Agreement for Engineering and
Information Technology Services, as specified headed
New Continuing Connected Transactions in the section
headed Letter from the Board in the Circular,
together with the relevant annual caps; and (iii)
authorize the Directors of the Company, acting
together, individually or by committee to execute all
 such documents and/or to do all such acts on behalf
of the Company which, in the opinion of the Directors
 of the Company, may be necessary, appropriate,
desirable or expedient to implement and/or give
effect to the Framework Agreement for Engineering and
 Information Technology Services and the continuing
connected transactions set out in this resolution

PROPOSAL #D.: Approve, that subject to the passing of                      ISSUER          YES          FOR               FOR
 Resolution B and conditional upon the Scheme
becoming effective in accordance with its terms, the
continuing connected transactions contemplated under
the Domestic Interconnection Settlement Agreement
2008-2010, as specified headed New Continuing
Connected Transactions in the section headed Letter
from the Board in the Circular, and for which
continuing connected transactions no annual caps have
 been proposed; and authorize the Directors of the
Company, acting together, individually or by
committee to execute all such documents and/or to do
all such acts on behalf of the Company which, in the
opinion of the Directors of the Company, may be
necessary, appropriate, desirable or expedient to
implement and/or give effect to the continuing
connected transactions set out in this resolution

PROPOSAL #E.: Approve, that subject to the passing of                      ISSUER          YES          FOR               FOR
 Resolution B and conditional upon the Scheme
becoming effective in accordance with its terms, the
continuing connected transactions contemplated under
the International Long Distance Voice Services
Settlement Agreement 2008-2010 as specified headed
New Continuing Connected Transactions in the section
headed Letter from the Board in the Circular, and for
 which continuing connected transactions no annual
caps have been proposed; and authorize the Directors
of the Company, acting together, individually or by
committee to execute all such documents and/or to do
all such acts on behalf of the Company which, in the
opinion of the Directors of the Company, may be
necessary, appropriate, desirable or expedient to
implement and/or give effect to the continuing
connected transactions set out in this resolution

PROPOSAL #F.: Approve, that subject to the passing of                      ISSUER          YES          FOR               FOR
 Resolution B and conditional upon the Scheme
becoming effective in accordance with its terms, [i]
the Framework Agreement for Interconnection
Settlement dated 12 AUG 2008 [as specified]; [ii] the
 continuing connected transactions contemplated under
 the Framework Agreement for Interconnection
Settlement as specified headed New Continuing
Connected Transactions in the section headed Letter
from the Board in the Circular, and for which
continuing connected transactions no annual caps have
 been proposed; and (iii) authorize the Directors of
the Company, acting together, individually or by
committee to execute all such documents and/or to do
all such acts on behalf of the Company which, in the
opinion of the Directors of the Company, may be
necessary, appropriate, desirable or expedient to
implement and/or give effect to the Framework
Agreement for Interconnection Settlement and the
continuing connected transactions set out in this

PROPOSAL #G.: Approve, that subject to the passing of                      ISSUER          YES          FOR               FOR
 Resolution B and conditional upon the Scheme
becoming effective in accordance with its terms, [i]
the transfer agreement between China United
Telecommunications Corporation Limited, the Company
and China Netcom [Group] Company Limited dated 12
AUG2008 [as specified]; (ii) the continuing connected
 transactions relating to the supply of telephone
cards, interconnection arrangements, provision of
international telecommunications network gateway,
provision of operator-based value-added services,
provision of value-added telecommunications services,
 provision of 10010/10011 customer services and
provision of agency services, as specified headed New
 Continuing Connected Transactions in the section
headed Letter from the Board in the Circular, and for
 which continuing connected transactions no annual
caps have been proposed; and (iii) authorize the
Directors of the Company, acting together,
individually or by committee to execute all such
documents and/or to do all such acts on behalf of the
 Company, which, in the opinion of the Directors of
the Company, may be necessary, appropriate, desirable
 or expedient to implement and/or give effect to the
transfer agreement and the continuing connected
transactions set out in this resolution

PROPOSAL #S.H: Approve, that subject to the passing                        ISSUER          YES          FOR               FOR
of Resolution B and conditional upon the Scheme
becoming effective in accordance with its terms, the
name of the Company be changed from China Unicom
Limited to China Unicom [Hong Kong] Limited with
effect from the date on which the Scheme becomes
effective; and authorize the Directors of the
Company, acting together, individually or by
committee, or the company secretary of the Company to
 execute all such documents and/or to do all such
acts on behalf of the Company which, in his/her/its
opinion, may be necessary, appropriate, desirable or
expedient to implement and/or give effect to the
change of the Company s name set out in this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA UNICOM (HONG KONG) LTD
  TICKER:                N/A             CUSIP:     Y1519S111
  MEETING DATE:          1/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the transfer                             ISSUER          YES          FOR               FOR
agreement dated 16 DEC 2008 [the Transfer Agreement]
entered into between China United Network
Communications Corporation Limited [Unicom China] and
 China United Telecommunications Corporation Limited
[Unicom A Share Company] relating to the transfer of
all of the rights and obligations of Unicom A Share
Company under the Acquisition Agreement [as specified
 to the shareholders of the Company dated 22 DEC
2008, of which this Notice forms part] to Unicom
China; authorize the Directors of the Company, acting
 together, individually or by Committee, to execute
all such documents and/or to do all such acts on
behalf of the Company as they may consider necessary,
 desirable or expedient for the purpose of, or in
connection with, the implementation and completion of
 the Transfer Agreement and the transactions
contemplated therein

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA UNICOM HONG KONG LTD
  TICKER:                N/A             CUSIP:     Y1519S111
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Independent
Auditor for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.A1: Re-elect Mr. Chang Xiaobing as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.A2: Re-elect Mr. Lu Yimin as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.A3: Re-elect Mr. Zuo Xunsheng as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.A4: Re-elect Mr. Cesareo Alierta Izuel as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.A5: Re-elect Mr. Jung Man Won as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.A6: Re-elect Mr. Wong Wai Ming as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.A7: Re-elect Mr. John Lawson Thornton as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.A8: Re-elect Mr. Timpson Chung Shui Ming                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.B: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the remuneration of the Directors for the YE 31
DEC 2009

PROPOSAL #4.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors and authorize
the Board of Directors to fix their remuneration for
the YE 31 DEC 2009

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to purchase shares of HKD 0.10 each in the capital
of the Company including any form of depositary
receipts representing the right to receive such
shares [Shares] on The Stock Exchange of Hong Kong
Limited [the Stock Exchange] or any other stock
exchange recognized for this purpose by the
Securities and Futures Commission of Hong Kong and
the Stock Exchange in accordance with all applicable
laws including the Code on Share Repurchases and the
Rules Governing the Listing of Securities on the
Stock Exchange as amended from time to time during
the relevant period; the aggregate nominal amount of
Shares which may be purchased or agreed conditionally
 or unconditionally to be purchased by the Directors
pursuant to the approval in this resolution above
shall not exceed 10% of the aggregate nominal amount
of the share capital of the Company in issue at the
date of passing this Resolution; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional Shares and
to make or grant offers, agreements and options
during and after the end of the relevant period the
aggregate nominal amount of share capital allotted,
issued and dealt with or agreed conditionally or
unconditionally to be allotted, issued and dealt with
 [whether pursuant to an option or otherwise] by the
Directors pursuant to the approval in this
resolution, otherwise than pursuant to [i] a rights
issue [as specified], [ii] the exercise of options
granted under any share option scheme adopted by the
Company or [iii] any scrip dividend or similar
arrangement providing for the allotment of Shares in
lieu of the whole or part of a dividend on Shares in
accordance with the Articles of Association, shall
not exceed the aggregate of [aa] 20% of the aggregate
 nominal amount of the share capital of the Company
in issue at the date of passing this Resolution, plus
 [bb] [if the Directors are so authorized by a
separate ordinary resolution of the shareholders of
the Company] the aggregate nominal amount of share
capital of the Company repurchased by the Company
subsequent to the passing of this Resolution [up to a
 maximum amount equivalent to 10% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this Resolution];
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 referred to in Resolution 6 in respect of the share
capital of the Company referred to in Resolution 6 as
 specified

PROPOSAL #8.: Approve and ratify the amendments to                         ISSUER          YES        AGAINST           AGAINST
the rules of the Share Option Scheme, the Pre-Global
Offering Share Option Scheme and the Special Purpose
Unicom Share Option Scheme of the Company [the Share
Option Schemes] as specified, subject to such
modifications of those amendments to the rules of the
 Share Option Schemes as the Directors of the Company
 may consider necessary to take into account the
requirements of the Stock Exchange and authorize the
Directors of the Company to adopt the amendments to
the rules of the Share Option Schemes and do all acts
 and things necessary to carry such amendments and
modifications [if any] into effect

PROPOSAL #9.: Approve and ratify the amendments to                         ISSUER          YES        AGAINST           AGAINST
certain terms of options granted under the Share
Option Schemes as specified, subject to such
modifications of those amendments to the terms of
options granted under the Share Option Schemes as the
 Directors of the Company may consider necessary to
take into account the requirements of the Stock
Exchange and authorize the Directors of the Company
to adopt the amendments to the terms of options
granted under the Share Option Schemes and do all
acts and things necessary to carry such amendments
and modifications [if any] into effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA VANKE CO LTD
  TICKER:                N/A             CUSIP:     Y77421108
  MEETING DATE:          4/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Independent Directors

PROPOSAL #3.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #4.: Receive the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract and audited financial report

PROPOSAL #5.: Approve the 2008 profit distribution                         ISSUER          YES          FOR               FOR
plan: cash dividend/10 shares [tax included]: CNY
0.50, the bonus issue from profit [share/10 shares]:
None, the bonus issue from capital reserve [share/10
shares]: None

PROPOSAL #6.: Appoint the Company's audit firm for                         ISSUER          YES          FOR               FOR
2009
PROPOSAL #7.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #8.: Receive the report of the participation                      ISSUER          YES          FOR               FOR
 in post-disaster reconstruction in Sichuan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINA YURUN FOOD GROUP LTD
  TICKER:                N/A             CUSIP:     G21159101
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the payment of final dividend                        ISSUER          YES          FOR               FOR
recommended by the Board of Directors for the YE 31
DEC 2008

PROPOSAL #3.: Re-elect Mr. Zhu Yicai as an Executive                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-elect Mr. Feng Kuande as an                               ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #5.: Re-elect Mr. Gao Hui as an Independent                       ISSUER          YES          FOR               FOR
Non-Executive Director

PROPOSAL #6.: Authorize the Board of Directors to fix                      ISSUER          YES          FOR               FOR
 the Directors' remuneration

PROPOSAL #7.: Re-appoint KPMG as the Auditors and                          ISSUER          YES          FOR               FOR
authorize the Board of Directors to fix their
remuneration

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
[the Directors], to repurchase issued shares in the
capital of the Company on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or any other stock
exchange on which the shares of the Company may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and the Stock Exchange,
subject to and in accordance with all applicable laws
 and/or the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or other
stock exchange during the relevant period, the said
approval being in addition to any other authorization
 given to the Directors, not exceeding 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of passing of this
resolution; [Authority expires the earlier at the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by any applicable laws or
the Company's Bye-Laws to be held]

PROPOSAL #9.: Authorize the Directors, subject to the                      ISSUER          YES        AGAINST           AGAINST
 consent of the Bermuda Monetary Authority, where
applicable, to allot, issue and deal with unissued
shares in the share capital of the Company and to
make or grant offers, agreements and options
[including warrants, bonds and debentures convertible
 into shares of the Company] which might require the
exercise of such powers during and after the relevant
 period, not exceeding 20% of the aggregate nominal
amount of the share capital of the Company in issue
at the date of passing of this resolution, otherwise
than pursuant to: i) a rights issue; or ii) the
exercise of rights of subscription or conversion
under the terms of any warrants or other securities
which may be issued by the Company carrying a right
to subscribe for or purchase shares of the Company;
or iii) the exercise of any option granted under any
share option scheme adopted by the Company; or iv) an
 issue of shares in lieu of the whole or part of a
dividend on shares pursuant to any scrip dividend or
other similar scheme implemented in accordance with
the Bye-laws of the Company; [Authority expires the
earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by any
applicable laws or the Company's Bye-Laws to be held]

PROPOSAL #10.: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of the Resolutions 8 and 9, to extend the general
mandate granted to the Directors of the Company
pursuant to Resolution 9 by the total nominal amount
of shares in the capital of the Company which are
repurchased by the Company pursuant to the Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINATRUST FINANCIAL HOLDINGS COMPANY LTD
  TICKER:                N/A             CUSIP:     Y15093100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business report                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The Supervisors' report                                     ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status report of the shares buyback                     ISSUER          NO           N/A               N/A

PROPOSAL #B.1: The 2008 financial reports                                  ISSUER          YES          FOR               FOR

PROPOSAL #B.2: The distribution of earnings for 2008                       ISSUER          YES          FOR               FOR
is hereby proposed for ratification

PROPOSAL #C.1: Amendment of Articles of Incorporation                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #C.2: It is hereby proposed for review and                        ISSUER          YES          FOR               FOR
discussion that the capital of the Company be
increased by NTD 2,857,809,410 by issuing a total of
285,780,941 new shares at par value of NTD 10 each to
 increase the working capital and strengthen the
operation of the Company

PROPOSAL #C.3: For the purpose of strengthening the                        ISSUER          YES        AGAINST           AGAINST
capital and financial structure of the Company, it is
 hereby proposed for discussion that the Company
issue new common shares by way of [a] private
placement with the per share price of the new shares
being determined as 95% of the referential price
provided in the points to note for conducting private
 placement of securities by public companies and the
total number of shares issued shall be not more than
2.5 billion shares; or [b] public offering; or [c]
combination of the above 2 methods

PROPOSAL #C.4: It is hereby proposed for review and                        ISSUER          YES          FOR               FOR
discussion that some Articles of the Company's Rules
Governing Election of Directors & Supervisors be
modified

PROPOSAL #D.1: By-election of an Independent                               ISSUER          YES          FOR               FOR
Director: Lee Wen Chin [ID NO.: E121520459] for the
third Board of Directors

PROPOSAL #D.2: By-election of a Director: Kuan Ho                          ISSUER          YES          FOR               FOR
Construction and Development Co. Ltd. Shareholder
No.: 265 Representative: Wu I Kwei, Daniel for the
third Board of Directors

PROPOSAL #E.: Releasing the Directors elect of the                         ISSUER          YES          FOR               FOR
third term of office from non-compete obligations

PROPOSAL #F.: Extemporaneous Proposals                                     ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINESE ESTATES HLDGS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G2108M192
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
during the relevant period of all the powers of the
Company to purchase issued shares of HKD 0.10 each in
 the capital of the Company subject to and in
accordance with all applicable Laws and requirements
of the Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the shares capital of the Company
in issue as at the date of passing this resolution
and the said approve shall be limited accordingly;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period within
which the next AGM is to be held by law and/or the
Company's Bye-Laws to be held]

PROPOSAL #2.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 1, to extend the general mandate
granted to the Directors pursuant to Resolution 1, by
 an amount representing the aggregate nominal amount
of the share capital of the Company purchased by the
Company pursuant to the Resolution 1, provided that
such amount shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Company at the date of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINESE ESTATES HLDGS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G2108M192
  MEETING DATE:          1/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt, conditional upon the                      ISSUER          YES        AGAINST           AGAINST
 Listing Committee of The Stock Exchange of Hong Kong
 Limited granting the listing of and permission to
deal in the shares in the capital of the Company [the
 Shares] to be issued pursuant to the vesting of the
award granted under the Share Award Scheme [as
specified] [the Share Award Scheme], to be the Share
Award Scheme of the Company and authorize the
Directors of the Company to grant awards and issue,
allot and deal with the shares pursuant to the Shares
 Award Scheme and take such steps and do such acts
and to entire into such transactions, arrangements
and agreements as may be necessary or desirable to
implement and give full effect to the Share Award
Scheme

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHINESE ESTATES HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G2108M218
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements, Directors' report and Auditors report for
 the YE 31 DEC 2008

PROPOSAL #2.: Approve the final dividend and special                       ISSUER          YES          FOR               FOR
dividend for the YE 31 DEC 2008

PROPOSAL #3.a: Re-elect Mr. Lau, Ming-Wai as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.b: Re-elect Ms. Phillis Loh, Lai-Ping as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.c: Re-elect Mr. Ma, Tsz-Chun as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.d: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix the remuneration of the Auditors

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to purchase issued shares of HKD 0.10 each in the
capital of the Company during the relevant period,
subject to and in accordance with all applicable laws
 and requirements of the Rules Governing the Listing
of Securities on the Stock Exchange of Hong Kong
Limited as amended from time to time, not exceeding
10% of the aggregate nominal amount of the share
capital of the Company in issue as at the date of
passing of this resolution and the said approval
shall be limited accordingly; [Authority expires the
earlier of the conclusion of the AGM of the Company
or the expiration of the period within which the next
 AGM of the Company is required by Law and/or the
Company Bye-Laws to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares in
the capital of the Company and to make or grant
offers, agreements and options during and after the
end of relevant period, not exceeding 20% of the
aggregate nominal amount of the issued share capital
of the Company, otherwise than pursuant to i) a
rights issue; or ii) the share award scheme or the
share option scheme of the Company approved by the
Stock Exchange of Hong Kong Limited, or iii) any
scrip dividend or similar or any similar arrangement
providing for the allotment of shares in lieu of the
whole or part of a dividend on shares of the Company
in accordance with the Bye-laws of the Company;
[Authority expires the earlier of the conclusion of
the AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by Law and/or the Company Bye-Laws to be

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of the Resolutions 5 and 6, the general mandate
granted to the Directors of the Company pursuant to
the Resolution 6 by the addition thereto of an amount
 representing the aggregate nominal amount of the
share capital of the Company purchased by the Company
 under the authority granted pursuant to the
Resolution 5, provided that such amount does not
exceed 10% of the aggregate nominal amount of the
issued share capital of the Company at the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHIYODA CORPORATION
  TICKER:                N/A             CUSIP:     J06237101
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Allow Company to                          ISSUER          YES          FOR               FOR
Repurchase its Own Shares, Approve Minor Revisions
Related to Dematerialization of Shares and the Other
Updated Laws and Regulations, Reduce Term of Office
of Directors to One Year, Adopt an Executive Officer
System

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Payment of retirement benefits to                            ISSUER          YES        AGAINST           AGAINST
Directors and Corporate Auditors

PROPOSAL #6.: Amendment of the system of remuneration                      ISSUER          YES          FOR               FOR
 for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHOCOLADEFABRIKEN LINDT & SPRUENGLI AG, KILCHBERG
  TICKER:                N/A             CUSIP:     H49983176
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHOCOLADEFABRIKEN LINDT & SPRUENGLI AG, KILCHBERG
  TICKER:                N/A             CUSIP:     H49983176
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual                        ISSUER          YES          FOR               FOR
financial statements of Chocoladefabriken Lindt and
Spruengli Ag and the consolidated financial
statements for the business year 2008

PROPOSAL #2.: Grant discharge from liability of the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #3.: Approve the allocation of income and                         ISSUER          YES          FOR               FOR
dividends of CHF 360 per share and CHF 36 per
Participation Certificate

PROPOSAL #4.1.a: Re-elect Dr. Franz-Peter Oesch to                         ISSUER          YES        AGAINST           AGAINST
the Board of Directors

PROPOSAL #4.1.b: Elect Mrs. Dr. DKFM. Elisabeth                            ISSUER          YES          FOR               FOR
Guertler to the Board of Directors

PROPOSAL #4.2: Ratify PricewaterhouseCoopers AG as                         ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHOCOLADEFABRIKEN LINDT & SPRUENGLI AG, KILCHBERG
  TICKER:                N/A             CUSIP:     H49983184
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To accept financial statements and                           ISSUER          NO           N/A               N/A
statutory reports

PROPOSAL #2.: To approve discharge the Board and                           ISSUER          NO           N/A               N/A
Senior Management

PROPOSAL #3.: To approve allocation of income and                          ISSUER          NO           N/A               N/A
dividends of CHF 360 per share and CHF 36 per
participation Certificate

PROPOSAL #4.1: To re-elect Mr. Franz-Peter Oesch and                       ISSUER          NO           N/A               N/A
elect Elisabeth Guertler as Director's [Bundled]

PROPOSAL #4.2: To ratify PricewaterhouseCoopers AG as                      ISSUER          NO           N/A               N/A
 the Auditor's

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHONG HING BANK LTD
  TICKER:                N/A             CUSIP:     Y1582S105
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Approve to declare the final cash                            ISSUER          YES          FOR               FOR
dividend for the YE 31 DEC 2008 of HKD 0.05 per share

PROPOSAL #3.1: Re-elect Mr. Alfred Cheuk Yu Chow as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.2: Re-elect Mr. Timothy George Freshwater                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #3.3: Re-elect Mr. Christopher Kwun Shing                         ISSUER          YES          FOR               FOR
Liu as a Director

PROPOSAL #3.4: Re-elect Mr. Liu Lit Man as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Re-elect Mr. Tsang Chiu Wing as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.6: Re-elect Mr. Wong Har Kar as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.7: Approve to fix the Directors' fee for                       ISSUER          YES          FOR               FOR
the YE 31 DEC 2009 at HKD 120,000 for the Executive
Chairman, HKD 130,000 for each of the Independent
Non-executive Directors, HKD 130,000 for each of the
Non-executive Directors with Committee
responsibilities, and HKD 70,000 for each of the

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu the                      ISSUER          YES          FOR               FOR
 Bank's Auditors and authorize the Directors to fix
the Auditor's remuneration

PROPOSAL #5.: Authorize the Directors, to purchase                         ISSUER          YES          FOR               FOR
shares, during the relevant period, subject to and in
 accordance with all applicable Laws the aggregate
nominal amount of shares which may be purchased on
The Stock Exchange of Hong Kong Limited or any other
stock exchange recognized for this purpose by the
Securities and Futures Commission of Hong Kong and
The Stock Exchange of Hong Kong Limited under the
Hong Kong Code on Share Repurchases shall not exceed
10% of the aggregate nominal amount of shares in
issue at the date of the passing of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the meeting or the expiration of the
period within which the next AGM of the Bank is
required by law to be held]

PROPOSAL #6.: Authorize the Directors of the Bank, to                      ISSUER          YES        AGAINST           AGAINST
 allot, issue and deal with additional shares in the
capital of the Bank and to make or grant offers,
agreements and options which might require the
exercise of such powers during and after the end of
the relevant period, the aggregate nominal amount of
share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to
an option or otherwise] by the Directors of the Bank
otherwise than pursuant to (i) any rights issue (ii)
any scrip dividend or similar arrangement providing
for the allotment and issue of shares in lieu of the
whole or part of a dividend on shares of the Bank in
accordance with the Articles of Association of the
Bank, or (iii) any exercise of options granted under
the share option scheme of the Bank adopted on 25 APR
 2002, shall not exceed the aggregate of: (aa) 20% of
 the aggregate nominal amount of the shares in the
capital of the Bank in issue at the date of the
passing of this resolution; and (bb) [if the
directors are so authorized by a separate ordinary
resolution of the shareholders of the Bank] the
nominal amount of any share capital of the Bank
repurchased by the Bank subsequent to the passing of
this resolution; [Authority expires the earlier of
the conclusion of the next AGM of the meeting or the
expiration of the within which the next AGM of the
Bank is required by law to be held]

PROPOSAL #7.: Approve to extend the general mandate                        ISSUER          YES        AGAINST           AGAINST
granted under Resolution 6 by adding the number of
shares repurchased under Resolution 5 to the number
of additional shares permitted to be allotted and
issued as specified

PROPOSAL #S.8: Amend the Articles 2, 57, 65, 75, 82A                       ISSUER          YES          FOR               FOR
and 153 of the Articles of Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHONG QING CHANGAN AUTOMOBILE CO LTD
  TICKER:                N/A             CUSIP:     Y1583S104
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Company's 2008 Audit Firm                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #3.: Approve the change of Independent                            ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Approve the change of Directors                              ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the short-term financing bill                        ISSUER          YES        AGAINST           AGAINST
issue

PROPOSAL #6.: Approve the continuing connected                             ISSUER          YES          FOR               FOR
transactions between the Company and A Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHONG QING CHANGAN AUTOMOBILE CO LTD
  TICKER:                N/A             CUSIP:     Y1583S104
  MEETING DATE:          1/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Board of Directors                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHONG QING CHANGAN AUTOMOBILE CO LTD
  TICKER:                N/A             CUSIP:     Y1583S104
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to repurchase the B-share                            ISSUER          YES          FOR               FOR

PROPOSAL #2.: Authorize the Board for matters dealing                      ISSUER          YES          FOR               FOR
 with the repurchase

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHONG QING CHANGAN AUTOMOBILE CO LTD
  TICKER:                N/A             CUSIP:     Y1583S104
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Receive the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #4.: Receive the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
0.1800; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #6.: Approve the renewal of the framework                         ISSUER          YES          FOR               FOR
agreement on continuing connected transactions
between related parties, agreements on property lease
 and integrated service

PROPOSAL #7.: Approve the application for loan quota                       ISSUER          YES          FOR               FOR
to a Company

PROPOSAL #8.: Approve the 2009 estimated continuing                        ISSUER          YES          FOR               FOR
connected transactions

PROPOSAL #9.: Appoint the Company's Audit Firm                             ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-elect the Board Directors                                ISSUER          YES          FOR               FOR

PROPOSAL #11.: Re-elect the Supervisors                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHRISTIAN DIOR SA, PARIS
  TICKER:                N/A             CUSIP:     F26334106
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Board of                          ISSUER          YES          FOR               FOR
Directors, the Chairman of the Board of Directors and
 the Auditors and approve the Company's financial
statements for the YE 31 DEC 2008, as presented

PROPOSAL #2.: Receive the reports of the Board of                          ISSUER          YES          FOR               FOR
Directors and the Auditors and approve the
consolidated financial statements for the said FY, in
 the form presented to the meeting

PROPOSAL #3.: Receive the special report of the                            ISSUER          YES        AGAINST           AGAINST
Auditors on agreements governed by Article L.225-38
of the French Commercial Code and approve the said
report and the agreements referred to therein

PROPOSAL #4.: Approves the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the in come for
the FY be appropriated as follows: earnings for the
FY: EUR 309,976,093.49 retained earnings: EUR
28,183,337.41 representing a distributable income of
EUR 338,159,430.90 allocation: dividends: EUR
292,580,547.28 the balance to the retained earnings
account: EUR 45,578,883.62 i.e. a total amount of EUR
 338,159,430.90 the shareholders will receive a net
dividend of EUR 1.61 per share, and will entitle to
the 40% deduction provided by the French General Tax
Code; the shareholders' meeting reminds that an
interim dividend of EUR 0.44 was already paid on 08
DEC 2008; the remaining dividend of EUR 1.17 will be
paid on 25 MAY 2009; in the event that the Company
holds some of its own shares on such date, the amount
 of the unpaid dividend on such shares shall be
allocated to the retained earnings account; as
required by Law, it is reminded that, for the last 3
financial years, the dividends paid, were as follows:
 EUR 1.16 for FY 2005 EUR 1.41 for FY 2006 EUR 1.61
for FY 2007

PROPOSAL #5.: Ratify the co-optation of Mr. Renaud                         ISSUER          YES          FOR               FOR
Donne Dieu de Vabres as a Director, to replace Mr.
Raymond Wibaux, for the remainder of Mr. Raymond
Wibaux's term of office, i.e. until the shareholders'
 meeting called to approve in 2010 the financial
statements for the previous FY

PROPOSAL #6.: Approve to renew the appointment of Mr.                      ISSUER          YES        AGAINST           AGAINST
 Eric Guerlain as a Director for a 3-year period

PROPOSAL #7.: Approve to renew the appointment of Mr.                      ISSUER          YES        AGAINST           AGAINST
 Antoine Bernheim as a Director for a 3-year period

PROPOSAL #8.: Approve to renew the appointment of Mr.                      ISSUER          YES        AGAINST           AGAINST
 Denis Dalibot as a Director for a 3-year period

PROPOSAL #9.: Approve to renew the appointment of Mr.                      ISSUER          YES        AGAINST           AGAINST
 Christian de Labriffe as a Director for a 3-year

PROPOSAL #10.: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mr. Jaime de Marichalar y Saenz de Tejada as a
Director for a 3-year period

PROPOSAL #11.: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mr. Alessandro Vallarino Gancia as a Director for a
3-year period

PROPOSAL #12.: Appoint Ernst and Young Audit as a                          ISSUER          YES          FOR               FOR
Statutory Auditor, for a 6-year period

PROPOSAL #13.: Appoint Company Auditex as a Deputy                         ISSUER          YES          FOR               FOR
Auditor, for a 6-year period

PROPOSAL #14.: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
the firm of Mazars as a Statutory Auditor for a 6-
year period

PROPOSAL #15.: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Guillaume Potel as a Deputy Auditor for a 6-year

PROPOSAL #16.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
trade, by all means, in the Company's shares on the
stock market, subject to the conditions described
below: maximum purchase price: EUR 130.00, maximum
number of shares to be acquired: 18,172,704 shares,
i.e. 10% of the share capital, maximum funds invested
 in the share buybacks: EUR 2,400,000,000.00;
[Authority expires at 18 month period]; this
delegation of powers supersedes the 1 granted by the
combined shareholders' meeting of 15 MAY 2008

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital, on 1 or more occasions, by
canceling all or part of the shares held by the
Company in connection with a Stock Repurchase Plan,
up to a maximum of 10% of the share capital over a
24-month period; [Authority expires at 18 month
period]; it supersedes the 1 granted by the
shareholders' meeting of 15 MAY 2008

PROPOSAL #E.18: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase the share capital, in 1 or more
occasions: up to a maximum nominal amount of EUR
80,000,000.00 by way of issuing, on the French and,
or the international market, by way of a public
offer, with preferential subscription right
maintained, ordinary shares and, or securities giving
 access to the capital or giving right to debt
securities, to be subscribed either in cash or by the
 offsetting of debts; the nominal amount of any
capital increase resulting from the issues decided by
 virtue of the Resolutions 19, 21 and, or 22 shall
count against this amount; up to a maximum nominal
amount of EUR 80,000,000.00 by way of capitalizing
reserves, profits or premiums, provided that such
capitalization is all owed by Law and under the by
Laws, to be carried out through the issue of bonus
shares or the raise of the par value of the existing
shares; [Authority expires at 26 month period]; it
supersedes the 1 granted by the shareholders' meeting

PROPOSAL #E.19: Authorize issuance of equity or                            ISSUER          YES        AGAINST           AGAINST
equity linked securities without preemptive rights,
with the possibility not to offer them to the public,
 up to aggregate nominal amount of EUR 80 Million

PROPOSAL #E.20: Authorize the Board to increase                            ISSUER          YES        AGAINST           AGAINST
capital in the event of additional demand related to
delegation submitted to shareholder vote above

PROPOSAL #E.21: Authorize capital increase of up to                        ISSUER          YES        AGAINST           AGAINST
EUR 80 Million for future exchange offers

PROPOSAL #E.22: Authorize capital increase of up to                        ISSUER          YES          FOR               FOR
10% of issued capital for future acquisitions

PROPOSAL #E.23: Authorize up to 3% of issued capital                       ISSUER          YES          FOR               FOR
for use in Stock Option Plan

PROPOSAL #E.24: Amend the Articles 10 and 17 of                            ISSUER          YES          FOR               FOR
Bylaws Re: shareholding requirements for the
Directors and double voting rights

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUBU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J06510101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Shareholder's Proposal: Amend Articles                        ISSUER          YES          FOR             AGAINST
to Disclose Each Director's Compensation and Bonus,
Make Resolution to Appoint a CEO

PROPOSAL #6: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Abolish Use of Nuclear Plants

PROPOSAL #7: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Create Committee on Abolishment of Nuclear Power
Facilities

PROPOSAL #8: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Abolish Reprocessing of Spent Nuclear Fuel

PROPOSAL #9: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Freeze Further Development of MOX for nuclear fuel

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUGAI PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J06930101
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions, Approve Minor Revisions Related to the
Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Accrued Benefits                           ISSUER          YES          FOR               FOR
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #6: Approve Details of Stock-Based                                ISSUER          YES          FOR               FOR
Compensation Plan and Stock Option Plan for Corporate
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUNGHWA PICTURE TUBES LTD
  TICKER:                N/A             CUSIP:     Y1612U104
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #a.1: To report the status of investment in                       ISSUER          NO           N/A               N/A
People's Republic of China

PROPOSAL #A.2: To report the status of overseas                            ISSUER          NO           N/A               N/A
securities issuance

PROPOSAL #A.3: To report the status of buyback                             ISSUER          NO           N/A               N/A
treasury stock

PROPOSAL #A.4: To report the revision to the                               ISSUER          NO           N/A               N/A
procedures of transferring treasury stocks to

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit for the year 2008

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
the monetary loans

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Approve to revise the Articles of                           ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #B.6: Approve to revise to the price of the                       ISSUER          YES          FOR               FOR
Euro convertible bonds, and the conditions of Euro
convertible bonds

PROPOSAL #B.7: Approve the transfer treasury stocks                        ISSUER          YES        AGAINST           AGAINST
to employees

PROPOSAL #B.8: Approve the capital injection to issue                      ISSUER          YES        AGAINST           AGAINST
 new shares or global depository receipt

PROPOSAL #B.9: Approve the issuance of securities via                      ISSUER          YES        AGAINST           AGAINST
 private placement

PROPOSAL #B.10: Approve to release the prohibition on                      ISSUER          YES          FOR               FOR
 the Directors from participation in competitive
business

PROPOSAL #B.11: Other business                                             ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUNGHWA TELECOM CO. LTD.
  TICKER:                CHT             CUSIP:     17133Q403
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: ACCEPTANCE OF 2008 BUSINESS REPORT AND                       ISSUER          YES          FOR               FOR
FINANCIAL STATEMENTS

PROPOSAL #02: APPROVAL OF THE PROPOSAL FOR THE                             ISSUER          YES          FOR               FOR
DISTRIBUTION OF 2008 EARNINGS

PROPOSAL #03: REVISION OF THE ARTICLES OF                                  ISSUER          YES          FOR               FOR
INCORPORATION
PROPOSAL #04: PROPOSED CONVERSION OF THE CAPITAL                           ISSUER          YES          FOR               FOR
SURPLUS INTO CAPITAL STOCK OF THE COMPANY AND
ISSUANCE OF NEW SHARES

PROPOSAL #05: PROPOSED CAPITAL DEDUCTION AND ISSUANCE                      ISSUER          YES          FOR               FOR
 OF CASH DIVIDENDS

PROPOSAL #06: REVISION OF THE PROCEDURES FOR                               ISSUER          YES          FOR               FOR
ACQUISITION OR DISPOSAL OF ASSETS

PROPOSAL #07: REVISION OF THE PROCEDURES FOR LENDING                       ISSUER          YES          FOR               FOR
OF CAPITAL TO OTHERS

PROPOSAL #08: REVISION OF THE PROCEDURES FOR                               ISSUER          YES          FOR               FOR
ENDORSEMENTS AND GUARANTEES

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUNGHWA TELECOM CO., LTD.
  TICKER:                CHT             CUSIP:     17133Q304
  MEETING DATE:          8/14/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: TO APPROVE THE PROPOSAL FOR CONVERSION                       ISSUER          YES          FOR               FOR
OF THE CAPITAL SURPLUS INTO CAPITAL INCREASE OF THE
COMPANY AND ISSUANCE OF NEW SHARES.

PROPOSAL #1B: TO APPROVE THE PROPOSAL FOR DECREASE IN                      ISSUER          YES          FOR               FOR
 CASH OF THE COMPANY.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CHUO MITSUI TRUST HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J0752J108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.5: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA CERVECERIAS UNIDAS SA CERVEZAS
  TICKER:                N/A             CUSIP:     P24905104
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the Chief Executive                        ISSUER          YES          FOR               FOR
Officers' report

PROPOSAL #2.: Approve to accept financial statements                       ISSUER          YES          FOR               FOR
and the statutory reports for FY 2008

PROPOSAL #3.: Approve the allocation of income and                         ISSUER          YES          FOR               FOR
the distribution of dividends

PROPOSAL #4.: Approve the Dividend Policy                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect the Directors                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Approve the remuneration and the budget                      ISSUER          YES          FOR               FOR
 of the Directors for 2009

PROPOSAL #7.: Approve the Director's Committee report                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the remuneration and the Budget                      ISSUER          YES          FOR               FOR
 of Director's Committee for 2009

PROPOSAL #9.: Approve the remuneration of Audit                            ISSUER          YES          FOR               FOR
Committee and set budget for Said Committee

PROPOSAL #10.: Elect the Auditors for FY 2009                              ISSUER          YES          FOR               FOR

PROPOSAL #11.: Approve the Special Auditor's report                        ISSUER          YES          FOR               FOR
Regarding Related-Party Transactions

PROPOSAL #12.: Other Business                                              ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA DE CONCESSOES RODOVIARIAS
  TICKER:                N/A             CUSIP:     P1413U105
  MEETING DATE:          8/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Appoint the new Chairperson of the                           ISSUER          YES          FOR               FOR
Board of Directors of the Company from among the
other full Members elected at the AGM held on 27 MAR
2008 [2008 AGM], as a result of the resignation from
the position communicated by the Chairperson elected
on the mentioned date, who, despite the resignation
will remain performing his functions as a full Member
 of the Board of Directors until the termination of
his term of office

PROPOSAL #II.: Approve, bearing in mind the                                ISSUER          YES          FOR               FOR
resignation of another full Member of the Board of
Directors of the Company elected at the 2008 AGM,
appointment of a new full Member from among the
alternate Members elected at the mentioned 2008 AGM
and, as a consequence, election of a new alternate
Member to form part of the Board of Directors of the
Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA DE CONCESSOES RODOVIARIAS
  TICKER:                N/A             CUSIP:     P1413U105
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Appoint the alternate, Rodrigo Cardoso                       ISSUER          YES          FOR               FOR
Barbosa to the position of full member of the Board
of Directors of the Company to replace Mr. Jose
Edison Barros Franco, as a result of the resignation
from the position tendered by the latter, and the
respective election of a new alternate Member

PROPOSAL #II.: Elect new alternates Members to join                        ISSUER          YES          FOR               FOR
the Board of Directors of the Company to replace Mr.
Luis Henrique Marcelino Alves Delgado and Mr. Ricardo
 Bisordi De Oliveira Lima, elected at the AGM of the
Company, held on 27 MAR 2008, in light of his
resignations from the position

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA DE CONCESSOES RODOVIARIAS
  TICKER:                N/A             CUSIP:     P1413U105
  MEETING DATE:          12/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Elect a new full Member of the Board of                      ISSUER          YES          FOR               FOR
 Directors of the Company to replace Mr. Joao Pedro
Ribeiro De Azevedo Coutinho and elect a new Alternate
 Member of the Board of Directors of the Company to
replace Mr. Joao Adolfo De Brito Portela, both
elected at the AGM of the Company held on 27 MAR
2008, as a result of the resignation of both from
their respective positions

PROPOSAL #II.: Approve to increase the share capital                       ISSUER          YES          FOR               FOR
of the Company in the amount of BRL 220,526,813.00,
without changing the number of shares, through the
capitalization of capital reserves in the same
amount, in accordance with the balance sheet of the
Company whose base date is 31 DEC 2007, under the
terms of Article 169/1 of Law Number 6404/76

PROPOSAL #III.: Amend, as a result of the Resolution                       ISSUER          YES          FOR               FOR
II, the main part of Article 5 of the Company's
Corporate Bylaws, which will now read with the
following wording Article 5: the share capital is of
BRL 791,760,430.54, divided into 403,101,800 common
shares, all nominative, book entry and of no par value

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA DE CONCESSOES RODOVIARIAS
  TICKER:                N/A             CUSIP:     P1413U105
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to take knowledge of the                             ISSUER          YES          FOR               FOR
Director's accounts, to examine, discuss and approve
the Board of Directors' report, the Companys
consolidated financial statements and explanatory
notes accompanied by the Independent Auditors' report
 and the Finance Committee for the FYE 31 DEC 2008

PROPOSAL #2.: Approve the revision of the capital                          ISSUER          YES          FOR               FOR
budget

PROPOSAL #3.: Approve the distribution of profits                          ISSUER          YES          FOR               FOR
from the FYE 31 DEC 2008

PROPOSAL #4.: Approve the number of seats on the                           ISSUER          YES        AGAINST           AGAINST
Companys Board of Directors for the next term of

PROPOSAL #5.: Elect Members of the Companys Board of                       ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #6.: Approve the Administrators remuneration                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the setting up of the Finance                        ISSUER          YES        AGAINST           AGAINST
Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA DE TRANSMISSAO DE ENERGIA ELETRICA PAULISTA, S
  TICKER:                N/A             CUSIP:     P30576113
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To examine, discuss and vote upon the                        ISSUER          NO           N/A               N/A
Board of Directors annual report, the financial
statements and Independent Auditors and Finance
Committee report relating to FY ending 31 DEC 2008

PROPOSAL #2.: To decide on the allocation of the                           ISSUER          NO           N/A               N/A
result of the FY and on the distribution of dividends

PROPOSAL #3.: To consider the proposal for the                             ISSUER          NO           N/A               N/A
capital budget for 2009 through 2011

PROPOSAL #4.: Elect the Principal and Substitute                           ISSUER          YES          FOR               FOR
Members of the Finance Committee

PROPOSAL #5.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6.: To set the total annual payment for the                      ISSUER          NO           N/A               N/A
 Members of the Board of Directors and Finance

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA DE TRANSMISSAO DE ENERGIA ELETRICA PAULISTA, S
  TICKER:                N/A             CUSIP:     P30576113
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To amendment of the Articles 4 and 22                        ISSUER          NO           N/A               N/A
of the Corporate Bylaws and removal of item VI from
the Article 26, in accordance with the proposal from
the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HO
  TICKER:                N/A             CUSIP:     P2577R102
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the composition of the Board of                        ISSUER          YES        ABSTAIN           AGAINST
Directors as a result of the resignation or the
substitution of Members, as requested by the
shareholder Southern Eletric Brasil Participacoes
LTDA., in correspondence filed at the Company

PROPOSAL #2.: Approve the instruction of the vote for                      ISSUER          YES        ABSTAIN           AGAINST
 the representative of Companhia Energetica De Minas
Gerais at the EGM of Cemig Distribuicao S.A., to be
held on 24 JUL 2008

PROPOSAL #3.: Approve the instruction of the vote for                      ISSUER          YES        ABSTAIN           AGAINST
 the representative of Companhia Energetica De Minas
Gerais at the EGM of Cemig Geracaoe Transmissao S.A.,
 to be held on 24 JUL 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HO
  TICKER:                N/A             CUSIP:     P2577R102
  MEETING DATE:          9/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the objective of discussing the                      ISSUER          YES          FOR               FOR
 establishment, for the 2008 FY, of the consolidated
amount of funds allocated for capital investments and
 for the acquisition of any assets, limited, at the
most, to the equivalent of 55% of the Company's
Ebitda Profit before Interest, Taxes, Depreciation
and Amortization

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HO
  TICKER:                N/A             CUSIP:     P2577R102
  MEETING DATE:          2/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the creation of the position of                      ISSUER          YES          FOR               FOR
 Executive Officer for gas, and consequently, the
modification of the wording of the main part of
Article 18 of the Corporate Bylaws

PROPOSAL #2.: Amend the wording of the main part of                        ISSUER          YES          FOR               FOR
Article 22 of the Corporate Bylaws, to define the
attributions of the Executive Officers

PROPOSAL #3.: Amend the wording o f the lines D, E, J                      ISSUER          YES          FOR               FOR
 and L of Article 17 of the Corporate Bylaws, aiming
to correct the financial limits for decision by the
Board of Directors

PROPOSAL #4.: Approve the insertion of Paragraph 2                         ISSUER          YES          FOR               FOR
into Article 17 of Corporate Bylaws, consequently
amend the sole Paragraph to Paragraph 1, aiming at
correcting, every year, the financial limits for
decision by the Board of Directors

PROPOSAL #5.: Amend the wording of D, E, F, H and L                        ISSUER          YES          FOR               FOR
of Paragraph 4 of Article 21 of the Corporate Bylaws,
 aiming at correcting the financial limits for
decision by the Executive Committee

PROPOSAL #6.: Approve the insertion of Paragraph 7                         ISSUER          YES          FOR               FOR
into Article 21 of the Corporate Bylaws, aiming at
correcting, every year, the financial limits for
decision by the Executive Committee

PROPOSAL #7.: Approve the insertion of Paragraph 5                         ISSUER          YES          FOR               FOR
into Article 22 of the Corporate Bylaws, aiming at
correcting, every year, the financial limits for
decision by the business management officer, relating
 to the setting up of the administrative bidding
process and the waiver or non requirement of, the
bidding , and the corresponding hirings

PROPOSAL #8.: Approve the instruction of the vote of                       ISSUER          YES          FOR               FOR
the representatives of Companhia Energetica De Minas
Gerais at the EGM of Cemig Distribuicao S.A., to be
held on 09 FEB 2009, that will deal with Corporate
Bylaw Amendments

PROPOSAL #9.: Approve the instruction of the vote of                       ISSUER          YES          FOR               FOR
the representatives of Companhia Energetica De Minas
Gerais at the EGM of Cemig Geracao E Transmissao
S.A., to be held on 09 FEB 2009 , that will deal with
 the Corporate Bylaw amendments

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HO
  TICKER:                N/A             CUSIP:     P2577R102
  MEETING DATE:          3/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the composition of                         ISSUER          YES        AGAINST           AGAINST
the Board of Directors as a result of the
resignations, in accordance with the correspondence

PROPOSAL #2.: Approve the orientation of the vote for                      ISSUER          YES        AGAINST           AGAINST
 the representative of Companhia Energetica De Minas
Gerais in the EGM of shareholders of Cemig
Distribuicao S. A. and Cemig Geracao E Transmissao S.
 A. to be held on 05 MAR 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA ENERGETICA DE MINAS GERAIS CEMIG CMIG, BELO HO
  TICKER:                N/A             CUSIP:     P2577R110
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Change in the composition of the Board                       ISSUER          NO           N/A               N/A
of Directors, as a result of resignation or
substitution of the Members, as requested by the
stockholder Southern Electric Brazil Participacoes
Ltda., in correspondence filed at the Company

PROPOSAL #2.: Orientation of vote, for the                                 ISSUER          NO           N/A               N/A
representative of Companhia Energetica de Minas
Gerais at the EGM of the stockholders of Cemig
Distribuicao S.A., to be held on 24 JUL 2008

PROPOSAL #3.: Orientation of vote, for the                                 ISSUER          NO           N/A               N/A
representative of the Companhia Energetica De Minas
Gerais at the EGM of the Stockholders of Cemig
Geracao E Transmissao S.A., to be held on 24 JUL 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ
  TICKER:                N/A             CUSIP:     P26663107
  MEETING DATE:          3/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the increase of the share                            ISSUER          YES          FOR               FOR
capital from BRL 625,280,009.19 to BRL
854,755,740.32, through the capitalization of the
capital reserves, in the amount of BRL
229,475,731.13, without the issuance of new shares

PROPOSAL #2.: Amend the Article 5 of the Corporate                         ISSUER          YES          FOR               FOR
ByLaws as a result of the capitalization referred to
above

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ
  TICKER:                N/A             CUSIP:     P26663107
  MEETING DATE:          3/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to examine, discuss and vote                         ISSUER          YES          FOR               FOR
upon the Board of Directors annual report, the
financial statements and the Independent Auditors
report relating to FYE 31 DEC 2008

PROPOSAL #II.: Approve to allocate the net profit                          ISSUER          YES          FOR               FOR
from the FY, including within it the remuneration to
the shareholders in the form of a dividend, in the
amount of BRL 2,148,615,416,463 per share; the
dividend will be adjusted according to the special
settlement and custodial system over night interest
rate, or selic, in the period from 31 DEC 2008, to 27
 MAR 2009, inclusive, and must be paid on 30 MAR 2009

PROPOSAL #III.: Approve to set the global                                  ISSUER          YES          FOR               FOR
remuneration of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA VALE DO RIO DOCE
  TICKER:                N/A             CUSIP:     P2605D109
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the terms of the Articles 224                       ISSUER          YES          FOR               FOR
and 225 of Law number 6404/76, the protocol and
justification of the merger of Mineracao Onca Puma
S.A. a full subsidiary of Vale

PROPOSAL #2.: Ratify the appointment of Acal                               ISSUER          YES          FOR               FOR
Consultoria E Auditoria S/S, the specialized Company
hired to carry out the valuation of Mineracao Onca
Puma S.A.

PROPOSAL #3.: Approve the respective valuation report                      ISSUER          YES          FOR               FOR
 prepared by the specialized Company

PROPOSAL #4.: Approve the merger, without an increase                      ISSUER          YES          FOR               FOR
 in capital and without the issuance of new shares,
of Mineracao Onca Puma S.A. by Vale

PROPOSAL #5.: Ratify the nominations of full and                           ISSUER          NO           N/A               N/A
alternate Members of the Board of Directors made at
the meetings of that collegiate body held on 17 APR
2008 and 21 MAY 2008 under the terms of Article 11-10
 of the Corporate By-Laws

PROPOSAL #6.: Amend Article 1 of the Corporate Bylaws                      ISSUER          YES          FOR               FOR
 to replace the expression CVRD by Vale to be
consistent with the Company's new brand

PROPOSAL #7.: Amend the Articles 5 and 6 of the                            ISSUER          YES          FOR               FOR
Corporate Bylaws to reflect the increase in capital
ratified in the meetings of the Board of Directors
held on 22 JUL 2008 and 05 AUG 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIA VALE DO RIO DOCE
  TICKER:                N/A             CUSIP:     P96609139
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, under the terms of the                              ISSUER          YES          FOR               FOR
Articles 224 and 225 of Law number 6404/76, the
protocol and justification of the merger of Mineracao
 Onca Puma S.A a full subsidiary of vale

PROPOSAL #2.: Ratify the appointment of Acal                               ISSUER          YES          FOR               FOR
Consultoria E Auditoria S/S, the specialized Company
hired to carry out the valuation of Mineracao Onca
Puma S.A

PROPOSAL #3.: Approve the respective valuation report                      ISSUER          YES          FOR               FOR
 prepared by the specialized Company

PROPOSAL #4.: Approve the merger, without an increase                      ISSUER          YES          FOR               FOR
 in capital and without the issuance of new shares,
of Mineracao Onca Puma S.A by vale

PROPOSAL #5.: Ratify the nominations of full and                           ISSUER          YES          FOR               FOR
Alternate Members of the Board of Directors made at
the meetings of that collegiate body held on 17 APR
2008 and 21 MAY 2008 under the terms of Article 11-10
 of the Corporate By-Laws

PROPOSAL #6.: Amend Article 1 of the Corporate Bylaws                      ISSUER          YES          FOR               FOR
 to replace the expression CVRD by Vale to be
consistent with the Company's new brand

PROPOSAL #7.: Amend the Articles 5 and 6 of the                            ISSUER          YES          FOR               FOR
Corporate Bylaws to reflect the increase in capital
ratified in the meetings of the Board of Directors
held on 22 JUL 2008 and 05 AUG 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIE FINANCIERE RICHEMONT SA, GENEVE
  TICKER:                N/A             CUSIP:     H25662141
  MEETING DATE:          9/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve: a) the cancellation of all of                       ISSUER          NO           N/A               N/A
the 1,914,000 existing shares and reduction of the
current issued share capital the Company by an amount
 EUR 215,000,000 against transfer to Compagnie
Financiere Richemont S.A. of the entire luxury
business of the Company; b) to simultaneously convert
 the Company into a Partnership Limited by shares
[Societe en Commandite Par Actions] qualifying as a
Securitization Company under the Law of 22 MAR 2004
on securitization and to simultaneously convert the
participation reserve of EUR 645,000,000 into capital
 and of the 574,200,000 participation certificates
into new ordinary shares; c) to increase the capital
by a further amount of EUR 1,123 against the issue of
 1,000 management shares to Reinet Investments
Managers S.A. [the Manager]; d) to adopt the New
Articles of Incorporation, including a New Objects
Clause as specified; and e) to adopt a new name:
Reinet Investments S.C.A.

PROPOSAL #2.: Elect Messrs. Yves-Andre Istel, Ruggero                      ISSUER          NO           N/A               N/A
 Magnoni, Alan Quasha and Jurgen Schrempp as the
Members of the Board of Overseers until the holding
of the OGM of the shareholders of the Company to be
held by 30 SEP 2009

PROPOSAL #3.: Authorize the Manager, from time to                          ISSUER          NO           N/A               N/A
time, to purchase, acquire or receive, in the name of
 the Company, shares in the Company up to 10% of the
issued share capital from time to time, over the
stock exchange or in privately negotiated
transactions or otherwise, and in the case of
acquisitions for value, at a purchase price being [a]
 no less than 80% of the lowest stock price over the
30 days preceding the date of the purchase and [b] no
 more than [i] the higher of 5% above the average
market value of the company's ordinary shares for the
 5 business days prior to the day the purchase is
made and [ii] a price higher than the higher of the
price of the last independent trade and the highest
current independent bid on the trading venues where
the purchase is to be carried out and on such terms
as shall be determined by the Manager, provided such
purchase is in conformity with Article 49-2 of the
Luxembourg Law of 10 AUG 1915, as amended, and with
applicable laws and regulations; [Authority expires

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIE FINANCIERE RICHEMONT SA, GENEVE
  TICKER:                N/A             CUSIP:     H25662141
  MEETING DATE:          9/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          NO           N/A               N/A
statutory reports

PROPOSAL #2.: Approve the allocation of income and                         ISSUER          NO           N/A               N/A
dividends of EUR 0.060 per A bearer share and EUR
0.006 per B registered share

PROPOSAL #3.: Grant discharge to the Board and Senior                      ISSUER          NO           N/A               N/A
 Management

PROPOSAL #4.1: Elect Mr. Johann Rupert as Director                         ISSUER          NO           N/A               N/A

PROPOSAL #4.2: Elect Mr. Jean-Paul Aeschimann as                           ISSUER          NO           N/A               N/A
Director

PROPOSAL #4.3: Elect Mr. Franco Cologni as a Director                      ISSUER          NO           N/A               N/A

PROPOSAL #4.4: Elect Lord Douro as Director                                ISSUER          NO           N/A               N/A

PROPOSAL #4.5: Elect Mr. Yves-Andre Istel as Director                      ISSUER          NO           N/A               N/A

PROPOSAL #4.6: Elect Mr. Richard Lepeu as Director                         ISSUER          NO           N/A               N/A

PROPOSAL #4.7: Elect Mr. Ruggero Magnoni as Director                       ISSUER          NO           N/A               N/A

PROPOSAL #4.8: Elect Mr. Simon Murray as Director                          ISSUER          NO           N/A               N/A

PROPOSAL #4.9: Elect Mr. Alain Dominique Perrin as                         ISSUER          NO           N/A               N/A
Director

PROPOSAL #4.10: Elect Mr. Norbert Platt as Director                        ISSUER          NO           N/A               N/A

PROPOSAL #4.11: Elect Mr. Alan Quasha as Director                          ISSUER          NO           N/A               N/A

PROPOSAL #4.12: Elect Lord Clifton as Director                             ISSUER          NO           N/A               N/A

PROPOSAL #4.13: Elect Mr. Jan Rupert as Director                           ISSUER          NO           N/A               N/A

PROPOSAL #4.14: Elect Mr. Juergen Schrempp as Director                     ISSUER          NO           N/A               N/A

PROPOSAL #4.15: Elect Mr. Martha Wikstrom as Director                      ISSUER          NO           N/A               N/A

PROPOSAL #5.: Ratify PricewaterhouseCoopers as the                         ISSUER          NO           N/A               N/A
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIE FINANCIERE RICHEMONT SA, GENEVE
  TICKER:                N/A             CUSIP:     H25662141
  MEETING DATE:          10/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve: a) the cancellation of all of                       ISSUER          NO           N/A               N/A
the 1,914,000 existing shares and reduction of the
current issued share capital the Company by an amount
 EUR 215,000,000 against transfer to Compagnie
Financiere Richemont S.A. of the entire luxury
business of the Company; b) to simultaneously convert
 the Company into a Partnership Limited by shares
[Societe en Commandite Par Actions] qualifying as a
Securitization Company under the Law of 22 MAR 2004
on securitization and to simultaneously convert the
participation reserve of EUR 645,000,000 into capital
 and of the 574,200,000 participation certificates
into new ordinary shares; c) to increase the capital
by a further amount of EUR 1,123 against the issue of
 1,000 Management shares to Reinet Investments
Managers S.A. [the Manager]; d) to adopt the New
Articles of Incorporation, including a New Objects
Clause as specified; and e) to adopt a new name:
Reinet Investments S.C.A.

PROPOSAL #2.: Elect Messrs. Yves-Andre Istel, Ruggero                      ISSUER          NO           N/A               N/A
 Magnoni, Alan Quasha and Jurgen Schrempp as the
Members of the Board of Overseers until the holding
of the OGM of the shareholders of the Company to be
held by 30 SEP 2009

PROPOSAL #3.: Authorize the Manager, from time to                          ISSUER          NO           N/A               N/A
time, to purchase, acquire or receive, in the name of
 the Company, shares in the Company up to 10% of the
issued share capital from time to time, over the
stock exchange or in privately negotiated
transactions or otherwise, and in the case of
acquisitions for value, at a purchase price being [a]
 no less than 80% of the lowest stock price over the
30 days preceding the date of the purchase and [b] no
 more than [i] the higher of 5% above the average
market value of the company's ordinary shares for the
 5 business days prior to the day the purchase is
made and [ii] a price higher than the higher of the
price of the last independent trade and the highest
current independent bid on the trading venues where
the purchase is to be carried out and on such terms
as shall be determined by the Manager, provided such
purchase is in conformity with Article 49-2 of the
Luxembourg Law of 10 AUG 1915, as amended, and with
applicable laws and regulations; [Authority expires

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIE FINANCIERE RICHEMONT SA, GENEVE
  TICKER:                N/A             CUSIP:     H25662141
  MEETING DATE:          10/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the restructuring of the                             ISSUER          NO           N/A               N/A
business of the Company

PROPOSAL #2.: Amend the Articles of Association of                         ISSUER          NO           N/A               N/A
the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIE GENERALE DES ETABLISSEMENTS MICHELIN SA, CLERM
  TICKER:                N/A             CUSIP:     F61824144
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 1.00 per share

PROPOSAL #O.3: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #O.4: Receive the Auditors' special report                        ISSUER          YES          FOR               FOR
regarding related-party transactions which is
mentioning the absence of related-party transactions

PROPOSAL #O.5: Re-elect Mr. Eric Bourdais De                               ISSUER          YES          FOR               FOR
Charbonniere as a Supervisory Board Member

PROPOSAL #O.6: Re-elect Mr. Francois Grappotte as a                        ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.7: Grant authority to repurchase of up to                      ISSUER          YES          FOR               FOR
 10% of issued share capital

PROPOSAL #E.8: Amend the Article 15 of Bylaws                              ISSUER          YES          FOR               FOR
regarding length of term for Supervisory Board Member

PROPOSAL #E.9: Grant authority up to 2% of issued                          ISSUER          YES          FOR               FOR
capital for use in Stock Option Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA, C
  TICKER:                N/A             CUSIP:     F31668100
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the management report of the                        ISSUER          YES          FOR               FOR
Board of Directors, the report of the Chairman's
Board of Directors and the Auditors' report, the
Company's financial statements for the year 2008 of
the Parent-Company as presented, showing an income of
 EUR 239,156,379.35

PROPOSAL #O.2: Approve the group management report of                      ISSUER          YES          FOR               FOR
 the Board of Directors and the Auditors' reports,
the consolidated financial statements for the said
FY, in the form presented to the meeting, showing a
net income of EUR 388,811,000.00 of which EUR
382,356,000.00 is the group share

PROPOSAL #O.3: Approve that the income for the FY be                       ISSUER          YES          FOR               FOR
appropriated as follows: income for the FY: EUR
239,156,379.35, retained earnings from previous year:
 EUR 3,449,322.32, legal reserve: EUR 0.00, total to
be distributed: EUR 242,605,701.67, special reserve
on long term capital gains: EUR 0.00, statutory
dividend: EUR 2,335,750.30, additional dividend: EUR
134,393,434.92, i.e., global dividend: EUR
136,629,185.22, other reserves: EUR 101,400,000.00,
retained earnings: EUR 4,576,516.45; the shareholders
 will receive a net dividend of EUR 0.66 per share
for the 211,019,922 ordinary shares of a par value of
 EUR 0.18 each, and will entitle to the 40% deduction
 provided by the French General Tax Code; this
dividend will be paid on 26 MAY 2009; in the event
that the Company holds some of its own shares on such
 date, the amount of the unpaid dividend on such
shares shall be allocated to the retained earnings
account; as required by Law

PROPOSAL #O.4: Approve the management report and the                       ISSUER          YES        AGAINST           AGAINST
special report of the Auditors on transactions or
agreements governed by Article L.225-38 of the French
 Commercial Code, the new agreement in said reports
regarding the indemnity to be granted by the Company
in the event of Mr. Hubert Sagnieres' breach of
employment contract, Executive Vice President

PROPOSAL #O.5: Approve the special report of the                           ISSUER          YES        AGAINST           AGAINST
Auditors on transactions or agreements governed by
the Article L.225-38 of the French Commercial Code,
the said report and the transactions or agreements
referred to therein

PROPOSAL #O.6: Ratify the co-optation of Mr. Yves                          ISSUER          YES        AGAINST           AGAINST
Gillet , to replace Mr. Serge Zins as a Director,
until the shareholders' meeting called to approve the
 financial statements for the FY 2009

PROPOSAL #O.7: Approve to renews the appointment of                        ISSUER          YES        AGAINST           AGAINST
Mr. Olivier Pecoux as a Director for a 3-year period

PROPOSAL #O.8: Appoint Mr. Benoit Bazin as a                               ISSUER          YES        AGAINST           AGAINST
Director, for a 3-year period

PROPOSAL #O.9: Appoint Mr. Bernard Hours as a                              ISSUER          YES        AGAINST           AGAINST
Director, for a 3-year period

PROPOSAL #O.10: Appoint Mr. Antoine Bernard De                             ISSUER          YES        AGAINST           AGAINST
Sainte-Affrique as a Director, for a 3-year period

PROPOSAL #O.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
trade in the Company's shares on the stock market,
subject to the conditions described below: maximum
purchase price: EUR 70.00, minimum sale price: EUR
15.00, maximum number of shares to be acquired: 10%
of the share capital; this delegation may be used
during periods when cash or stock tender offers are
in effect for the Company's shares; [Authority
expires for a 18-month period]

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
proceed, when cash or stock tender offers may be in
effect, in 1 or more issues, with the issuance of
warrants giving the right to subscribe shares of the
Company to be free allocated to all of the Company's
shareholders; and to increase the capital up to a
limit of 25% of the share capital; and to take all
necessary measures and accomplish all necessary
formalities; to charge the share issuance costs
against the related premiums and deduct from the
premiums the amounts necessary to raise the legal
reserve to one-tenth of the new capital after each
increase; this authorization supersedes any and all
earlier authorizations to the same effect and
replaces the 1 granted by the shareholders' meeting
of 14 MAY 2008

PROPOSAL #E.13: Grants full powers to the bearer of                        ISSUER          YES          FOR               FOR
an original, a copy or extract of the minutes of this
 meeting to carry out all filings, publications and
other formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIMENTS FRANCAIS SA, PARIS-LA DEFENSE
  TICKER:                N/A             CUSIP:     F17976113
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Chairman concerning the running of
the Board and Internal Audit procedures and the
Auditors, the Company's financial statements for the
year ending in 2008, as presented; the shareholders'
meeting gives permanent discharge to the Board for
the performance of their duties during the said FY

PROPOSAL #O.2: Acknowledge the new retained earnings                       ISSUER          YES          FOR               FOR
after the dividend payment of the 2007 FY on shares
existing on 14 APR 2008 and entitled to the dividends
 and resolves that the income for the FY be
appropriated as follows: retained earnings from
previous year: EUR 1,153,150,714.71, income for the
2007 FY: EUR 138,458,579.74, global dividend: EUR
92,418,222.50, i.e., 36,967,289 paid shares,
cancellation of 964,522 shares in 2008: EUR
120,082,746.31, retained earnings for the 2007 FY:
EUR 1,079,108,325.64, income for the 2008 FY: EUR
171,381,967.45, cancellation of 430,505 shares on 04
FEB 2009: 32,454,337.56, balance available for
distribution: EUR 1,218,035,955.53; the shareholders
will receive a net dividend of EUR 3.00 per share,
and will entitle to the 40% deduction provided by the
 French Tax Code; this dividend will be paid on 05
MAY 2009; in the event that the Company holds some of
 its own shares on such date, the amount of the
unpaid dividend on such shares shall be allocated to
the retained earnings account; as required by Law, it
 is reminded that, for the last 3 financial years,
the dividends paid, were as follows EUR 2.50 for FY
2007, EUR 2.28 for FY 2006, EUR 1.90 for FY 2005

PROPOSAL #O.3: Approve the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors, the consolidated
financial statements for the said FY, in the form
presented to the meeting

PROPOSAL #O.4: Approve the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by the Article L.225-
38 of the French Commercial Code, acknowledges said
report and the transaction referred to therein

PROPOSAL #O.5: Appoint the Company Italce Menti                            ISSUER          YES        AGAINST           AGAINST
S.P.A. as Director for a 4 year period

PROPOSAL #O.6: Appoint Mr. Comte De Ribes as a                             ISSUER          YES        AGAINST           AGAINST
Director for a 4 year period

PROPOSAL #O.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
trade, in 1 or more occasions, in the Company's
shares on the stock market, subject to the conditions
 described below: maximum purchase price: EUR 100.00,
 maximum number of shares to be acquired: 10% of the
share capital, i.e.3,632,967 shares of a par value of
 EUR 4.00, maximum funds invested in the share
buybacks: EUR 363,296,700.00; to be, expressly,
delegated to grant all powers to the General Manager
to take all necessary decisions and accomplish all
necessary formalities in the frame of the present
authorization; [Authority is given for a 18 month
period]

PROPOSAL #E.8: Authorize the General Meeting in the                        ISSUER          YES          FOR               FOR
Resolution 7, the shareholders' meeting grants all
powers to the Board of Directors to reduce the share
capital, on 1 or more occasions, by canceling all or
part of the shares held by the Company in connection
with a Stock Repurchase Plan, up to a maximum of 10%
of the share capital over a 24 month period;
authorize the Board of Directors to take all
necessary measures and accomplish all necessary
formalities; [Authority is given for 24 month period]

PROPOSAL #E.9: Authorize the Board of Directors all                        ISSUER          YES        AGAINST           AGAINST
powers in order to increase the share capital, in 1
or more occasions, in France or abroad, of a maximum
nominal amount of EUR 100,000,000.00, by way of
issuing shares or any securities, with preferred
subscription rights maintained, giving access to
ordinary shares of the Company, or by way of
capitalizing reserves, profits, premiums or other
means, provided that such capitalization is allowed
by Law and under the By Laws, by issuing bonus shares
 or raising the par value of existing shares, of an
amount which shall not exceed the amount of the
reserves, premiums and profits accounts; this
delegation of powers supersedes any and all earlier
delegations to the same effect [Authority is given
for 26 month period]

PROPOSAL #E.10: Approve in the event of an exceed                          ISSUER          YES        AGAINST           AGAINST
demand, to delegate all powers to the Board of
Directors to increase the number of any securities,
up to the ceiling amount mentioned in the previous
resolution and in accordance with the Articles L.225-
135-1 of the French Commercial Code; the present
delegation is given for a 26 month period

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on 1 or more occasions,
in favor of employees and corporate officers of the
Company who are the Members of a Company Savings
Plan, by issuing new cash shares, for a nominal
amount which shall not exceed EUR 4,000,000.00; this
delegation is given for 26 month period; to cancel
the shareholders preferential subscription rights in
favor of the beneficiaries mentioned above

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIMPOR CIMENTOS DE PORTUGAL SGPS SA
  TICKER:                N/A             CUSIP:     X13765106
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to deliberate on the annual                          ISSUER          NO           N/A               N/A
report, balance sheet and accounts for 2008

PROPOSAL #2.: Approve to deliberate on the                                 ISSUER          NO           N/A               N/A
consolidated annual report, consolidated balance
sheet and accounts for 2008

PROPOSAL #3.: Approve to deliberate on the                                 ISSUER          NO           N/A               N/A
appropriation of profits

PROPOSAL #4.: Approve the general assessment of the                        ISSUER          NO           N/A               N/A
Company's Management and Auditing

PROPOSAL #5.: Elect the Members of the statutory                           ISSUER          NO           N/A               N/A
bodies for the 4 years period 2009/2012

PROPOSAL #5.1: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          NO           N/A               N/A
 PROPOSAL: approve the TEDAL, SGPS,
SA(http://ww3.ics.adp.com/wilco_data/568000/dir567697
/sa90CB.pdf)

PROPOSAL #5.2: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          NO           N/A               N/A
 PROPOSAL: approve the Investifino, SGPS, SA,
Ladelis, SGPS, SA and Financiere Lafarge, SAS
(http://ww3.ics.adp.com/wilco_data/568000/dir567697/s
a90D0.pdf)

PROPOSAL #6.: Elect the Members of the shareholders                        ISSUER          NO           N/A               N/A
Committee as stipulated under paragraph 2 of the
Article 16 of the Company Articles [remuneration
committee] for the 4 years period 2009/2012

PROPOSAL #6.1: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          NO           N/A               N/A
 PROPOSAL: approve the TEDAL, SGPS, SA
(http://ww3.ics.adp.com/wilco_data/568000/dir567697/s
a90D2.pdf);

PROPOSAL #6.2: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          NO           N/A               N/A
 PROPOSAL: approve the Investifino, SGPS, SA,
Ladelis, SGPS, SA and Financiere Lafarge, SAS
(http://ww3.ics.adp.com/wilco_data/568000/dir567697/s
a90D4.pdf).

PROPOSAL #7.: Adopt the Corporate Governance report                        ISSUER          NO           N/A               N/A

PROPOSAL #8.: Approve to deliberate on the sale of                         ISSUER          NO           N/A               N/A
own shares to personnel and Board Members of the
Company or subsidiaries, in accordance with the
regulations of the Employee Stock Purchase Plan for

PROPOSAL #9.: Approve to deliberate on the sale of                         ISSUER          NO           N/A               N/A
own shares to the groups staff and Board Members of
the Company or subsidiaries, within the scope of the
Stock Option Plan

PROPOSAL #10.: Approve to deliberate on the                                ISSUER          NO           N/A               N/A
acquisition and sale of the Company's own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPOR
  TICKER:                N/A             CUSIP:     E3125D100
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts and                              ISSUER          YES          FOR               FOR
management report for the year 2008

PROPOSAL #2.: Approve the consolidated annual                              ISSUER          YES          FOR               FOR
accounts and Management report for the year 2008

PROPOSAL #3.: Approve the proposal to distribute                           ISSUER          YES          FOR               FOR
results

PROPOSAL #4.: Approve the Management of the Board                          ISSUER          YES          FOR               FOR
during 2008

PROPOSAL #5.: Re-elect the Auditor for the year 2009                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Rafael del Pinoy Calvo-                         ISSUER          YES          FOR               FOR
Sotelo as a Board Member

PROPOSAL #7.: Amend the execution period of Company                        ISSUER          YES          FOR               FOR
Stock Option Plans approved by the shareholders
meeting on 28 MAR 2006 and 27 MAR 2007

PROPOSAL #8.: Authorize the Company to acquire own                         ISSUER          YES          FOR               FOR
shares and to assign them to compensation plans which
 include the delivery of shares or rights to stock
options, without affecting previous authorization

PROPOSAL #9.: Approve the delegation of Board to                           ISSUER          YES          FOR               FOR
formalize, register and execute the agreements of the
 meeting and the power to formalize the deposit of
the annual accounts

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIPLA LTD
  TICKER:                N/A             CUSIP:     Y1633P142
  MEETING DATE:          8/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet at                       ISSUER          YES          FOR               FOR
31 MAR 2008, the profit and loss account for the YE
on that date together with the Schedule annexed
thereto as well as the reports of the Board of
Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend for the YE 31 MAR                         ISSUER          YES          FOR               FOR
2008
PROPOSAL #3.: Re-appoint Dr. M.R. Raghavan as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Appoint M/s. R.S. Bharucha & Co.,                            ISSUER          YES          FOR               FOR
Chartered Accountants, Mumbai and M/s. R.G.N. Price &
 Co., Chartered Accountants, Mumbai as the Auditors
until the conclusion of the next AGM upon such
remuneration, taxes and out of pocket expenses, as
may be agreed to between the Board of Directors/Audit
 Committee of the Company and the respective Auditors
 and authorize the Board of Directors/Audit Committee
 of the Company to fix the remuneration as aforesaid
and to appoint the Auditors for the Company's branch
office(s) [whether now or as may be established] in
terms of Section 228 of the Companies Act, 1956 in
consultation with the auditors to examine and audit
the accounts for the FY 2008-09 on such remuneration,
 terms and conditions as the Board of Directors
and/or Audit Committee may deem fit

PROPOSAL #5.: Appoint Mr. Pankaj B. Patel, as a                            ISSUER          YES          FOR               FOR
Director of the Company in causal vacancy with effect
 from 05 MAR 2008 and holding office up to this AGM
in terms of the provisions of the Section 262(2) of
the Companies Act, 1956, liable to retire by rotation

PROPOSAL #S.6: Approve and ratify, subject to the                          ISSUER          YES          FOR               FOR
Central Government and in pursuance of Sections 269,
309, 198 and other applicable provisions of the
Companies Act, 1956 [the Act], the re-appointment of
Dr. Y.K. Hamied as a Managing Director of the Company
 for a further period of 5 years commencing 01 AUG
2008 and ending on 31 JUL 2013 with the benefit of
continuity of service subject to the remuneration not
 exceeding the limits laid down under Sections 198
and 309 of the Act and mutually agreed terms and
conditions stated hereunder and also as specified and
 Salary: INR 5,00,000 p.m. with liberty to the Board
of Directors to sanction such increase as it may in
its absolute discretion determine from time to time
provided that the salary does not exceed INR
15,00,000 p.m. during the tenure; the total
remuneration including perquisites shall not exceed
the limits specified in Schedule XIII to the Act;
authorize the Board to fix actual remuneration and
revise it from time to time within the aforesaid
ceilings; if in any FY during the currency of tenure
of he appointee, the Company has no profits or its
profits are inadequate, the appointee shall be
entitled to minimum remuneration by way of basic
salary, perquisites and allowances not exceeding the
ceiling limit specified under para 1 of Section II,
part II of Schedule XIII to the Act and in addition
thereto, he shall also be eligible to the perquisites
 and allowances not exceeding the limits specified
under para 2 of Section II, part II of Schedule XIII
to the Act or such other limits as may be specified
by the Central Government from time to time as
minimum remuneration; this appointment as Managing
Director is liable for termination by either party
giving 3 months' notice in writing to the other; in
event approval of the central government stipulating
any changes with the respect to the payment of
remuneration to the appointee, and authorize the
Board of Directors of the Company to vary the
remuneration in accordance therewith to the extent
and in the manner as may be agreed to by the

PROPOSAL #7.: Approve and ratify, pursuance of                             ISSUER          YES          FOR               FOR
Sections 269, 309, 198, Schedule XIII and other
applicable provisions of the Companies Act, 1956 [the
 Act], the re-appointment of Mr. M.K. Hamied as Joint
 Managing Director of the Company for a further
period of 5 years commencing 01 AUG 2008 and ending
on 31 JUL 2013 with the benefit of continuity of
service subject to the remuneration not exceeding the
 limits laid down under Sections 198 and 309 of the
Act and mutually agreed terms and conditions stated
hereunder and also as specified; Salary: INR 5,00,000
 p.m. with liberty to the Board of Directors to
sanction such increase as it may in its absolute
discretion determine from time to time provided that
the salary does not exceed INR 15,00,000 p.m. during
the tenure; authorize the Board to fix actual
remuneration and revise it from time to time within
the aforesaid ceilings; if in any FY during the
currency of tenure of he appointee, the Company has
no profits or its profits are inadequate, the
appointee shall be entitled to minimum remuneration
by way of basic salary, perquisites and allowances
not exceeding the ceiling limit specified under para
1 of Section II, part II of Schedule XIII to the Act
and in addition thereto, he shall also be eligible to
 the perquisites and allowances not exceeding the
limits specified under para 2 of Section II, part II
of Schedule XIII to the Act or such other limits as
may be specified by the Central Government from time
to time as minimum remuneration; this appointment as
Joint Managing Director is liable for termination by
either party giving 3 months' notice in writing to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CIRCLE K SUNKUS CO., LTD.
  TICKER:                N/A             CUSIP:     J0812E107
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y1636Y108
  MEETING DATE:          10/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve [with or without modification]                       ISSUER          YES          FOR               FOR
a Scheme of Arrangement proposed to be made between
the Company and the aforementioned holders of its
ordinary shares of HKD 1.00 each

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y1636Y108
  MEETING DATE:          10/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of Arrangement                           ISSUER          YES          FOR               FOR
dated 16 SEP 2008 between the Company and the holders
 of the Scheme Shares [as defined in the Scheme of
Arrangement] in the form of the print which has been
produced to this Meeting and for the purposes of
identification signed by the Chairman of this
Meeting, with any modification thereof or addition
thereto or condition approved or imposed by the High
Court of the Hong Kong Special Administrative Region;
 for the purposes of giving effect to the Scheme of
Arrangement, on the Effective Date [as defined in the
 Scheme of Arrangement]; and authorized the issued
capital of the Company be reduced by cancelling and
extinguishing the Scheme Shares; subject to and
forthwith upon such reduction of capital taking
effect, the authorized capital of the Company be
increased to its former amount of HKD 8,000,000,000
by the creation of such number of new ordinary shares
 of HKD 1.00 each in the capital of the Company as is
 equal to the number of the Scheme Shares cancelled;
and the Company shall apply the credit arising in its
 books of account as a result of the reduction of the
 capital referred to in sub-paragraph (i) above in
paying up in full at par such number of new ordinary
shares of HKD 1.00 each in the capital of the Company
 to be created as aforesaid, which new shares shall
be allotted and issued, credited as fully paid, to
Gloryshare Investments Limited

PROPOSAL #2.: Approve the transfer of such number of                       ISSUER          YES          FOR               FOR
the overseas listed foreign shares [CNCB H Shares] of
 RMB 1.00 each in the capital of China CITIC Bank
Corporation Limited [CNCB] by Gloryshare Investments
Limited [GIL] to Banco Bilbao Vizcaya Argentaria,
S.A. [BBVA] pursuant to a framework agreement dated 3
 JUN 2008 entered into between CITIC Group, GIL and
BBVA which would result in BBVA holding 10.07% of the
 issued shares of RMB 1.00 each in the capital of
CNCB immediately after such transfer at the sale
price per CNCB H Share [being the higher of (i) HKD
5.10; and (ii) the highest closing price per CNCB H
Share as quoted on The Stock Exchange of Hong Kong
Limited during the period commencing 3 JUN 2008 and
ending on the date on which the Scheme of Arrangement
 referred to in the Special Resolution set out in the
 Notice convening this Meeting becomes effective,
subject to a maximum price of HKD 5.86 per CNCB H

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CITIC PAC LTD
  TICKER:                N/A             CUSIP:     Y1639J116
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts and the                         ISSUER          YES          FOR               FOR
reports of the Directors and the Auditors for the YE
31 DEC 2008

PROPOSAL #2.A: Re-elect Mr. Peter Lee Chung Hing as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #2.B: Re-elect Mr. Milton Law Ming To as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.C: Re-elect Mr. Wang Ande as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.D: Re-elect Mr. Alexander Reid Hamilton                        ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #2.E: Re-elect Mr. Hansen Loh Chung Hon as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #2.F: Re-elect Mr. Zhang Jijing as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.G: Re-elect Mr. Ju Weimin as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors and authorize
the Board of Directors to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this Resolution, to exercise during or
after the relevant period all the powers of the
Company to allot, issue and dispose of additional
shares in the Company and to make or grant offers,
agreements and options which would or might require
the exercise of such powers, the aggregate nominal
value of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors of the Company pursuant to the mandate in
this Resolution, otherwise than pursuant to i) Rights
 Issue or ii) any option scheme or similar
arrangement for the time being adopted for the grant
or issue to the officers and/or employees of the
Company and/or any of its subsidiaries of shares or
rights to acquire shares of the Company or iii) the
exercise of rights of subscription or conversion
under the terms of any warrants issued by the Company
 or any securities which are convertible into shares
of the Company or iv) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares of
the Company pursuant to the Articles of Association
of the Company from time to time, shall not exceed
20% of the aggregate nominal amount of the share
capital of the Company in issue at the date of this
Resolution and the said mandate shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to exercise during the relevant period all the powers
 of the Company to purchase or otherwise acquire
shares of the Company in accordance with all
applicable laws and the requirements of the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited, provided that the
aggregate nominal amount of shares so purchased or
otherwise acquired shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of this Resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by Law to be held]

PROPOSAL #6.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 4 and 5, the aggregate nominal amount
of the shares which are purchased or otherwise
acquired by the Company pursuant to Resolution 5
shall be added to the aggregate nominal amount of the
 shares which may be issued pursuant to Resolution 4

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CITIC PACIFIC LTD
  TICKER:                N/A             CUSIP:     Y1639J116
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the agreement [the                       ISSUER          YES          FOR               FOR
'Agreement'] dated 12 NOV 2008 entered into between
CITIC Pacific and CITIC Group, details of which are
as specified [the 'Circular'] [as specified] and the
transactions contemplated thereunder; the increase in
 the authorized share capital of CITIC Pacific from
HKD 1,200,000,000 divided into 3,000,000,000 shares
of HKD 0.40 each ['the Shares'] to HKD 2,400,000,000
divided into 6,000,000,000 Shares by the creation of
an additional 3,000,000,000 shares ranking pari passu
 in all respects with existing issued and unissued
Shares; authorize the Directors of CITIC Pacific or
any Committee thereof, to do all acts and execute all
 documents they consider necessary or desirable to
give effect to the transactions contemplated in this
ordinary resolution 1, including but not limited to:
i) the issue of the convertible bond [the
'Convertible Bond'] pursuant to the Agreement; ii)
the issue and allotment to the holder of the
Convertible Bond such appropriate number of new
shares upon the due exercise of the conversion rights
 attaching to the Convertible Bond; iii) the Novation
 [as specified] and iv) the increase in the
authorized share capital of CITIC Pacific

PROPOSAL #2.: Approve, subject to and conditional on                       ISSUER          YES          FOR               FOR
the passing of Ordinary Resolution 1, the waiver
granted or to be granted by the Executive Director of
 the Corporate Finance Division of the Securities and
 Futures Commission of Hong Kong and any delegate of
such Executive Director pursuant to Note 1 on
dispensations from Rule 26 of the Hong Kong Code on
Takeovers and Mergers in respect of the obligation on
 the part of CITIC Group to make a mandatory general
offer to the shareholders of CITIC Pacific for all
issued Shares not already owned by it or parties
acting in concert with it under Rule 26 of the Hong
Kong Code on Takeovers and Mergers as a result of the
 allotment and issue of the new Shares upon the
exercise of conversion rights attaching to the
Convertible Bond

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  ISSUER:                CITIC RESOURCES HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G2155Y107
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 a loan agreement among CITIC Resources Holdings
Limited [the Company], Apexhill Investments Limited
[Apexhill] and CITIC Dameng Investments Limited
[CITIC Dameng Investments] on 04 FEB 2009 [the Loan
Agreement], pursuant to which the Company and
Apexhill shall advance to CITIC Dameng Investments
the amounts of HKD 240 million [the CRH Portion] and
HKD 60 million [the Apexhill Portion] respectively
[collectively called the Loan] on the terms and
subject to the conditions of the Loan Agreement, and
the transactions contemplated thereby and of the
agreements and/or documents necessary for and/or
incidental to the performance and completion of the
Loan; and authorize the Directors on behalf of the
Company to approve and implement the transactions
contemplated under the Loan Agreement and to do all
such acts, to enter into all such agreements,
transactions and arrangements and to take all such
actions in connection therewith or arising there from
 in relation to the transactions contemplated under
the Loan Agreement as the Directors may consider
necessary, desirable or expedient in order to give
effect to the transactions contemplated under the
Loan Agreement

PROPOSAL #2.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 a capital increase agreement between CITIC Dameng
Investments Limited [CITIC Dameng Investments] and
[Guangxi Dameng Manganese Industry Co., Ltd.]
[Guangxi Dameng] on 04 FEB 2009 [the Capital Increase
 Agreement], pursuant to which CITIC Dameng
Investments shall inject a total amount of RMB 255.6
million in cash into [CITIC Dameng Mining Industries
Limited] [CITIC Dameng Mining] for the purpose of
increasing the registered capital of CITIC Dameng
Mining from RMB 500 million to RMB 579.7 million [the
 Capital Increase] on the terms and subject to the
conditions of the Capital Increase Agreement, and the
 transactions contemplated thereby and of the
agreements and/or documents necessary for and/or
incidental to the performance and completion of the
Capital Increase; and authorize the Directors on
behalf of the Company to approve and implement the
transactions contemplated under the Capital Increase
Agreement and to do all such acts, to enter into all
such agreements, transactions and arrangements and to
 take all such actions in connection therewith or
arising there from in relation to the transactions
contemplated under the Capital Increase Agreement as
the Directors may consider necessary, desirable or
expedient in order to give effect to the transactions
 contemplated under the Capital Increase Agreement

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  ISSUER:                CITIC RESOURCES HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G2155Y107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Independent Auditors' report for the YE 31
DEC 2008

PROPOSAL #2.a: Re-elect Mr. Mi Zengxin as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.b: Re-elect Ms. Li So Mui as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.c: Re-elect Mr. Fan Ren Da, Anthony as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.d: Re-elect Mr. Ngai Man as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #2.e: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #3.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix the Auditors'
remuneration

PROPOSAL #4.A: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to this resolution, to repurchase
shares of HKD 0.05 each [shares] in the share capital
 of the Company on the Stock Exchange of Hong Kong
Limited [the Stock Exchange] or any other Stock
Exchange on which the securities of the Company may
be listed and recognized by the Securities and
Futures Commission of Hong Kong and the Stock
Exchange for this purposes, subject to and in
accordance with all applicable laws and requirements
of the Rules Governing the Listing of Securities on
the Stock Exchange or of any other Stock Exchange as
amended from time to time, not exceeding 10% of the
aggregate nominal amount of the issued share capital
of the Company as at the date of passing of this
resolution, and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Law or the Bye-laws of

PROPOSAL #4.B: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, subject to this resolution, to allot, issue
and deal with additional shares [as specified in
Resolution 4A] in the share capital of the Company
and make or grant offers, agreements and options
[including bonds, warrants and debentures convertible
 into shares] during and after the end of the
relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of passing of this resolution,
 and the said approval shall be limited accordingly,
otherwise than pursuant to: i) a rights issue [as
specified]; ii) an issue of shares upon the exercise
of rights of subscription or conversion under the
terms of any warrants of the Company or any
securities which are convertible into shares; iii) an
 issue of shares as scrip dividends pursuant to the
Bye-Laws of the Company from time to time; or iv) an
issue of shares under any option scheme or similar
arrangement for the grant or issue of shares or

PROPOSAL #4.C: Approve, subject to the passing of                          ISSUER          YES        AGAINST           AGAINST
Resolutions 4.A and 4.B, as specified to extend the
general mandate granted to the Directors of the
Company to allot, issue and deal with the additional
shares [as specified in Resolution 4.A] in the share
capital of the Company pursuant to Resolution 4.B, by
 the addition thereto of an amount representing the
aggregate nominal amount of the shares repurchased by
 the Company under the authority granted pursuant to
pursuant to Resolution 4.A, provided that such amount
 of shares so repurchased shall not exceed 10% of the
 aggregate nominal amount of the issued share capital
 of the Company at the date of passing the said
resolution

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  ISSUER:                CITIZEN HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J07938111
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

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  ISSUER:                CITY DEVELOPMENTS LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     V23130111
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Approve to declare a final tax-exempt                        ISSUER          YES          FOR               FOR
[1-tier] ordinary dividend of 7.5 cents per ordinary
share for the YE 31 DEC 2008 as recommended by the
Directors

PROPOSAL #3.: Approve the Directors' Fees of SGD                           ISSUER          YES          FOR               FOR
308,000.00 for the YE 31 DEC 2008 [year 2007 : SGD
308,000.00] and Audit Committee Fees of SGD 47,500.00
 per quarter for the period from 1 JUL 2009 to 30 JUN
 2010 [period from 1 JUL 2008 to 30 JUN 2009: SGD
47,500.00 per quarter], with payment of the Audit
Committee fees to be made in arrears at the end of
each calendar quarter

PROPOSAL #4.A: Re-elect Mr. Foo See Juan as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with the Articles
 of Association of the Company

PROPOSAL #4.B: Re-elect Mr. Kwek Leng Peck as a                            ISSUER          YES          FOR               FOR
Director, who retires in accordance with the Articles
 of Association of the Company

PROPOSAL #5.A: Re-appoint Mr. Chee Keng Soon as a                          ISSUER          YES          FOR               FOR
Director, pursuant to Section 153(6) of the Companies
 Act, Chapter 50 of Singapore [the Companies Act], to
 hold office from the date of this AGM until the next
 AGM

PROPOSAL #5.B: Re-appoint Mr. Tang See Chim as a                           ISSUER          YES          FOR               FOR
Director, pursuant to Section 153(6) of the Companies
 Act, Chapter 50 of Singapore [the Companies Act], to
 hold office from the date of this AGM until the next
 AGM

PROPOSAL #6.: Re-appoint Messrs. KPMG LLP as the                           ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #7.: Authorize the Directors to issue                             ISSUER          YES          FOR               FOR
ordinary shares in the capital of the Company whether
 by way of rights, bonus or otherwise; and/or make or
 grant offers, agreements or options [collectively,
'Instruments'] that might or would require ordinary
shares to be issued, including but not limited to the
 creation and issue of [as well as adjustments to]
warrants, debentures or other instruments convertible
 into ordinary shares, at any time and upon such
terms and conditions and for such purposes and to
such persons as the Directors may, in their absolute
discretion, deem fit; and [notwithstanding the
authority conferred by this ordinary resolution may
have ceased to be in force] issue ordinary shares in
pursuance of any Instrument made or granted by the
Directors while this ordinary resolution was in
force; provided that: 1) the aggregate number of
ordinary shares to be issued pursuant to this
ordinary resolution [including ordinary shares to be
issued in pursuance of Instruments made or granted
pursuant to this ordinary resolution but excluding
ordinary shares which may be issued pursuant to any
adjustments effected under any relevant instrument],
does not exceed 100% of the total number of issued
ordinary shares, excluding treasury shares, in the
capital of the Company [s calculated in accordance
with paragraph (3) of this ordinary resolution); and
otherwise than by way of Renounceable rights issues
[other share issues] does not exceed 50% of the total
 number of issued ordinary shares, excluding treasury
 shares, in the capital of the Company (as calculated
 in accordance with paragraph (3) of this Ordinary
Resolution), of which the aggregate number of
ordinary shares to be issued other than on a pro rata
 basis to shareholders of the Company does not exceed
 20% of the total number of issued ordinary shares,
excluding treasury shares, in the capital of the
Company [as calculated in accordance with paragraph
(3) of this Ordinary Resolution]; 2) the renounceable
 rights issues and other Share Issues shall not, in
aggregate, exceed 100% of the total number of issued
ordinary shares, excluding treasury shares, in the
capital of the Company [as calculated in accordance
with paragraph (3) of this Ordinary Resolution 3)
[subject to such manner of calculation as may be
prescribed by the Singapore Exchange Securities
Trading Limited [SGX-ST]] for the purpose of
determining the aggregate number of ordinary shares
that may be issued under this resolution, the
percentage of issued ordinary shares shall be based
on the issued ordinary shares in the capital of the
Company at the time this resolution is passed, after
adjusting for new ordinary shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding and subsisting at the time this
resolution is passed; and ii) any subsequent
consolidation or subdivision of ordinary shares 4) in
 exercising the authority conferred by this
resolution, the Company shall comply with the

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to fix the issue price for ordinary shares in the
capital of the Company that may be issued by way of
placement pursuant to the 20% sub-limit for other
share issues on a non pro rata basis referred to in
Resolution 7 above, at a discount exceeding 10% but
not more than 20% of the price as determined in
accordance with the Listing Manual of the SGXST

PROPOSAL #9.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 a) for the purposes of Sections 76C and 76E of the
Companies Act, to purchase or otherwise acquire
issued ordinary shares and/or non-redeemable
convertible non-cumulative preference shares
[Preference Shares] not exceeding in aggregate the
prescribed limit [as hereinafter defined], at such
price or prices as may be determined by the Directors
 of the Company from time to time up to the maximum
price [as hereinafter defined], whether by way of: i)
 market purchases [each a Market Purchase] on the
SGX-ST; and/or ii) off-market purchases [each an Off-
Market Purchase] effected otherwise than on the SGX-
ST in accordance with any equal access scheme(s) as
may be determined or formulated by the Directors of
the Company as they may, in their absolute
discretion, deem fit, which schemes shall satisfy all
 the conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws,
regulations and rules of the SGX-ST as may for the
time being be applicable; [Authority expires the
earlier at the date on which the next AGM of the
Company is held or the date by which the next AGM of
the Company is required by law to be held; the date
on which the authority conferred by the Share
Purchase Mandate is varied or revoked in general
meeting; or the date on which the purchases or
acquisitions of ordinary shares and/or preference
shares pursuant to the share purchase mandate are
carried out to the full extent mandated]; C) the
number of issued ordinary shares representing 10% of
the total number of issued ordinary shares as at the
date of the passing of this Resolution, [excluding
any ordinary shares held as treasury shares], and in
relation to any purchase or acquisition of preference
 shares, the number of issued preference shares
representing 10% of the total number of issued
preference shares as at the date of the passing of
this Resolution; and 'Maximum Price' in relation to
an ordinary share or preference share to be purchased
 [as the case may be] means an amount [excluding
brokerage, stamp duties, applicable goods and
services tax and other related expenses] not
exceeding i) in the case of a Market Purchase, 105%
of the average closing price of the ordinary shares
or preference shares [as the case may be]; an ii) in
the case of an Off-Market Purchase, 120% of the
Highest Last Dealt Price of the Ordinary Shares or
preference shares [as the case may be], where:
Average Closing Price means the average of the
Closing Market Prices of the ordinary shares or
preference shares [as the case may be] over the last
five (5) market days on the SGX-ST, on which
transactions in the ordinary shares or preference
shares were recorded, immediately preceding the day
of the market purchase by the Company, and deemed to
be adjusted for any corporate action that occurs
after such 5-market day period; 'Closing Market
Price' means the last dealt price for an ordinary
share or preference share [as the case may be]

PROPOSAL #10.: Approve the Directors to offer and                          ISSUER          YES        AGAINST           AGAINST
grant options in accordance with the provisions of
the City Developments Share Option Scheme 2001 [the
Scheme] and to allot and issue from time to time such
 number of ordinary shares in the capital of the
Company as may be required to be issued pursuant to
the exercise of the options granted under the Scheme
provided that the aggregate number of new ordinary
shares to be issued pursuant to the Scheme shall not
exceed 8% of the total number of issued ordinary
shares, excluding treasury shares, in the capital of
the Company from time to time

PROPOSAL #11.: a) Approve, the purpose of Chapter 9                        ISSUER          YES          FOR               FOR
of the Listing Manual of the SGX-ST, for the Company,
 its subsidiaries and its associated companies that
are not listed on the SGX-ST, or an approved
exchange, over which the Company, its subsidiaries
and/or its interested person(s), have control, or any
 of them, to enter into any of the transactions
falling within the category of Interested Person
Transactions, particulars of which are set out in the
 Company s Circular to Shareholders dated 28 APR 2003
 [the Circular] with any party who is of the class or
 classes of Interested Persons described in the
Circular, provided that such transactions are entered
 into in accordance with the review procedures for
Interested Person Transactions as set out in the
Circular, and that such approval [the IPT Mandate],
shall unless revoked or varied by the Company in
General Meeting, continue in force until the next
Annual General Meeting of the Company; and b)
authorize the Directors of the Company and each of
them to complete and do all such acts and things
[including executing all such documents as may be
required] as they or he may consider expedient or
necessary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CJ CHEILJEDANG CORP
  TICKER:                N/A             CUSIP:     Y1661W134
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #3.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CJ CORPORATION
  TICKER:                N/A             CUSIP:     Y1848L118
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect 2 Executive Directors                                  ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Approve the partial amendment to the                         ISSUER          YES          FOR               FOR
Articles of Incorporation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CLAL INDUSTRIES AND INVESTMENTS LTD, TEL AVIV-JAFF
  TICKER:                N/A             CUSIP:     M2439C106
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Director's report for the year 2007

PROPOSAL #2.: Re-appoint Messrs. N. Dankner, E.                            ISSUER          YES          FOR               FOR
Cohen, D. Manor, I. Manor, S. Livnat, A. Fisher, R.
Bisker, Y. Dovrat, M. Shimmel, D. Levitan and A.
Rosenfeld as Officiating Directors, the External
Directors continue in office by provision of law

PROPOSAL #3.: Re-appoint the Accountant Auditors for                       ISSUER          YES          FOR               FOR
the year 2008 and approve the report of the Board as
to their fees

PROPOSAL #4.: Approve to increase the amount of cover                      ISSUER          YES          FOR               FOR
 of the basic D and O Insurance Policy that the
Company is permitted to purchase to a maximum of USD

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  ISSUER:                CLAL INDUSTRIES AND INVESTMENTS LTD, TEL AVIV-JAFF
  TICKER:                N/A             CUSIP:     M2439C106
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve an agreement to which the owner                      ISSUER          YES          FOR               FOR
 of control of the Company is a party, the main
points of which are as follows: the agreement is for
the sale of all the shares of a Company named KBA
Ltd. to a third party in consideration for NIS 160
million; the sellers are the Company (53%), Property
& Building Ltd. (23.13%) and Shikun Ovdim Ltd.; the
Company and Property & Building are both indirectly
controlled by IDB Development Corp. Ltd.; it is
intended that prior to completion KBA will distribute
 a dividend of NIS 41 million between its
shareholders (i.e. the sellers) but if for any reason
 the dividend or part thereof is not distributed, the
 consideration will be increase by addition of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CLAL INDUSTRIES AND INVESTMENTS LTD, TEL AVIV-JAFF
  TICKER:                N/A             CUSIP:     M2439C106
  MEETING DATE:          3/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Ms. Liora Polsheck and Mr. Zev                       ISSUER          YES          FOR               FOR
Ben-Asher as the External Directors for a statutory 3
 year period and approve the annual remuneration and
meeting attendance fees at the rate permitted by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CLAL INSURANCE ENTERPRISES HOLDINGS LTD, TEL AVIV-
  TICKER:                N/A             CUSIP:     M2447P107
  MEETING DATE:          7/27/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the discussion of the financial                      ISSUER          YES          FOR               FOR
 statements and the Directors' report for the year

PROPOSAL #2.: Re-appoint Messrs. N. Dankner, E.                            ISSUER          YES          FOR               FOR
Cohen, S. Livnat, I. Manor, A. Kaplan, A. Eran, A.
Sadeh, Lior Hans, J. Dauber as the Officiating
Directors; the External Directors continue in office
by provision of law

PROPOSAL #3.: Re-appoint the Accountant-Auditors for                       ISSUER          YES          FOR               FOR
the year 2008 and authorize the Board to fix their

PROPOSAL #4.: Approve to increase the amount of cover                      ISSUER          YES          FOR               FOR
 of the basic D&O Insurance Policy that the Company
is permitted to purchase to a maximum of USD 40

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CLAL INSURANCE ENTERPRISES HOLDINGS LTD, TEL AVIV-
  TICKER:                N/A             CUSIP:     M2447P107
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the discussion of the financial                      ISSUER          YES          FOR               FOR
 statements and the Directors report for the year 2008

PROPOSAL #2.: Re-appoint the Accountant Auditors and                       ISSUER          YES          FOR               FOR
authorize the Board to fix their fees

PROPOSAL #3.: Re-appoint Messrs. A. Kaplan, E. Cohen,                      ISSUER          YES          FOR               FOR
 N. Dankner, I. Manor, L. Hannes, A. Sadeh and
S.Livnat as the Officiating Directors

PROPOSAL #4.: Amend the Articles so as to specify by                       ISSUER          YES        AGAINST           AGAINST
whom may transactions with officers in the ordinary
course of business and to negate the authority of
officers to approve the terms of employment of
officers of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CLARIANT AG
  TICKER:                N/A             CUSIP:     H14843165
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 Annual Report,                              ISSUER          YES          FOR               FOR
including the compensation report, Clariant Ltds
financial statements, the groups Consolidated
financial feport, acknowledgement of the reports of
the Company's Auditors

PROPOSAL #2.: Grant Discharge to the organs of the                         ISSUER          YES          FOR               FOR
Company

PROPOSAL #3.: Approve the Allocation of the annual                         ISSUER          YES          FOR               FOR
result of the holding Company Clariant Ltd

PROPOSAL #4.1: Approve to Increase the conditional                         ISSUER          YES          FOR               FOR
capital

PROPOSAL #4.2: Approve the reduction of the term of                        ISSUER          YES          FOR               FOR
the Members of the Board Of Directors to 3 years

PROPOSAL #4.3: Approve the editorial amendments of                         ISSUER          YES          FOR               FOR
the Articles of Association

PROPOSAL #5.: Elect the Board Of Directors, re-elect                       ISSUER          YES          FOR               FOR
Dr. Klaus Jenny

PROPOSAL #6.: Re-elect the Company's Auditors 2009                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CLICKS GROUP LIMITED
  TICKER:                N/A             CUSIP:     S5549H125
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #s.1: Amend Section 44 of the Companies Act                       ISSUER          YES          FOR               FOR
1973 (Act 61 of 1973) (Companies Act), the name of
the Company changed from New Clicks Holdings Limited
to Clicks Group Limited, with effect from the date of
 registration of this special resolution number I by
the Registrar of Companies and that the Memorandum of
 Association of the Company

PROPOSAL #s.2: Amend by the insertion of Article 141                       ISSUER          YES          FOR               FOR
after existing Article 140 of the Articles of
Association of the Company

PROPOSAL #s.3: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company as specified

PROPOSAL #s.4: Authorize the Directors as a specific                       ISSUER          YES          FOR               FOR
approval in terms of Section 85 of the Companies Act,
 as amended and in terms of the Listings Requirements
 of the JSE, to approve and implement the repurchase,
 at the offer price [being the volume weighted
average traded price of the company's ordinary shares
 on the JSE over the 5 trading days commencing on
Monday, 18 MAY 2009, and ending on Friday, 22 MAY
2009 plus a 5% premium thereon] of the New Clicks
shares of those odd lot holders who elect, pursuant
to the odd lot offer [the details of which are
contained in this circular to shareholders dated
Monday, 4 MAY 2009], to sell their odd lot holding to
 the Company or who do not make an election, and
which ordinary shares will be cancelled as issued
shares delisted and restored to the status of

PROPOSAL #s.5: Authorize the Directors a specific                          ISSUER          YES          FOR               FOR
approval in terms of 5.67 of the Listings
Requirements of the JSE, to approve and implement the
 allotment and issue for cash of a maximum of 700 000
 of the authorized but unissued shares in the capital
 of the Company to New Clicks South Africa Limited,
in 1 or more tranches, prior to the next AGM of the
Company, for a subscription consideration of ZAR 0.0l
 and a premium thereon of ZAR 356.99 each, and on the
 terms as contained in the circular to shareholders
dated Monday 04 MAY 2009, (the Specific Issuance)
subject to the Companies Act and the Articles of
Association of the Company and the Listings
Requirements of the JSE as presently constituted and
as they may be amended from time to time; the
specific issuance is a specific repurchase of
securities as contemplated by 5.67 of the Listings

PROPOSAL #o.1: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to empowered, to make and implement an odd lot o to
shareholders holding less than 100 ordinary shares in
 the Company on Friday, 26 JUN 2009 according to the
terms and conditions of an odd lot offer contained in
 the circular to shareholders dated Monday, 04 MAY
2009 which has been approved by the JSE

PROPOSAL #o.2: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 by way of a specific authority to issue for cash of
a maximum of 700 000 (seven hundred thousand)
authorized, but unissued shares in the capital of the
 Company to New Clicks South Africa (Ety) Limited for
 a subscription consideration of ZAR 0.01 (one cent)
and a premium thereon of ZAR 356.99 each, to be
issued and allotted by the Directors in 1 or more
tranches, prior to the next AGM of the Company,
subject to the Companies Act, the Articles of
Association of the Company and the Listings
Requirements of the JSE as presently constituted and
as they may be amended from time to time

PROPOSAL #o.3: Authorize the Director or Officer of                        ISSUER          YES          FOR               FOR
the Company to take all such steps and sign all such
documents as are necessary to give effect to the
resolutions passed at this general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CLP HLDGS LTD
  TICKER:                N/A             CUSIP:     Y1660Q104
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.92                         ISSUER          YES          FOR               FOR
per share

PROPOSAL #3.A: Re-elect Mr. Ian Duncan Boyce as                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Dr. Lee Yui Bor as Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.C: Re-elect Mr. Jason Holroyd Whittle as                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.D: Re-elect Mr. Lee Ting Chang Peter as                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.E: Re-elect Mr. Peter William Greenwood                        ISSUER          YES          FOR               FOR
as Director

PROPOSAL #3.F: Re-elect Mr. Rudolf Bischof as Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.G: Re-elect Mr. William Elkin Mocatta as                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix Auditors' remuneration for the YE 31

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and dispose of additional shares of
the Company make or grant offers, agreements, options
 or warrants which would or might require the
exercise of such powers, during and after the
relevant period, the aggregate nominal value of share
 capital allotted or agreed to be allotted [whether
pursuant to an option or otherwise] by the Directors
of the Company pursuant to: i) a rights issue, or ii)
 any option scheme or similar arrangement or iii] any
 scrip dividend or similar arrangement, not exceeding
 5% of the aggregate nominal amount of the share
capital of the Company in issue at the date of this
resolution and the said mandate shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by law to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase or otherwise acquire shares of HKD 5.00
each in the capital of the Company in accordance with
 all applicable laws and the requirements of the
Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited, provided that
the aggregate nominal amount of shares so purchased
or otherwise acquired does not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by law to be held]

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolution 5 and 6, that the aggregate nominal
amount of the shares which are purchased or otherwise
 acquired by the Company pursuant to Resolution 6 be
added to the aggregate nominal amount of the shares
which may be issued pursuant to Resolution 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CMC MAGNETICS CORP
  TICKER:                N/A             CUSIP:     Y1661J109
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The procedures of transferring buyback                      ISSUER          NO           N/A               N/A
 treasury stocks to employees

PROPOSAL #A.5: The status of assets impairment                             ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve the adjustment to the                               ISSUER          YES          FOR               FOR
investment quota in People's Republic of China

PROPOSAL #B.6: Approve the issuance of new shares via                      ISSUER          YES          FOR               FOR
 private placement at appropriate time

PROPOSAL #B71.1: Elect Mr. Wong, Ming-Sian/ID No.                          ISSUER          YES          FOR               FOR
D100772112 as a Director

PROPOSAL #B71.2: Elect Mr. Yang, Ya-Siou/ID No.                            ISSUER          YES          FOR               FOR
D200757395 as a Director

PROPOSAL #B71.3: Elect Mr. Guo, Jyun-Huei/ID No.                           ISSUER          YES          FOR               FOR
P100203353 as a Director

PROPOSAL #B71.4: Elect Mr. Cai Wong, Ya-Li/ID No.                          ISSUER          YES          FOR               FOR
E201557658 as a Director

PROPOSAL #B71.5: Elect Mr. Cai, Zong-Han/ID No.                            ISSUER          YES          FOR               FOR
D120886180 as a Director

PROPOSAL #B71.6: Elect Mr. Chen, Sian-Tai/ID No.                           ISSUER          YES          FOR               FOR
D100506234 as a Director

PROPOSAL #B71.7: Elect Mr. Zeng, Yi-An/ID No.                              ISSUER          YES          FOR               FOR
D120652273 as a Director

PROPOSAL #B72.1: Elect Mr. Li, Mei-Ying/ID No.                             ISSUER          YES          FOR               FOR
C220451811 as a Supervisor

PROPOSAL #B72.2: Elect Mr. Ye, Min-Jheng/ID No.                            ISSUER          YES          FOR               FOR
S101836055 as a Supervisor

PROPOSAL #B.8: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CNOOC LTD
  TICKER:                N/A             CUSIP:     Y1662W117
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Receive and approve the audited                             ISSUER          YES          FOR               FOR
statement of accounts together with the report of the
 Directors and Independent Auditors report thereon
for the YE 31 DEC 2008

PROPOSAL #A.2: Declare a final dividend for the YE 31                      ISSUER          YES          FOR               FOR
 DEC 2008

PROPOSAL #A.3.1: Re-elect Mr. Wu Guangqi as an                             ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #A.3.2: Re-elect Mr. Cao Xinghe as a Non-                         ISSUER          YES          FOR               FOR
executive Director

PROPOSAL #A.3.3: Re-elect Mr. Wu Zhenfang as a Non-                        ISSUER          YES          FOR               FOR
executive Director

PROPOSAL #A.3.4: Re-elect Dr. Edgar W.K. Cheng as an                       ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #A.3.5: Authorize the Board of Directors to                       ISSUER          YES          FOR               FOR
fix the remuneration of each of the Directors

PROPOSAL #A.4: Re-appoint the Company's Independent                        ISSUER          YES          FOR               FOR
Auditors and authorize the Board of Directors to fix
their remuneration

PROPOSAL #B.1: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
this resolution, during the Relevant Period [as
hereinafter specified], to repurchase shares in the
capital of the Company on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or on any other
exchange on which the shares of the Company may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and The Stock Exchange for
this purpose [Recognized Stock Exchange], subject to
and in accordance with all applicable Laws, Rules and
 regulations and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited [the Listing Rules], or
 of any other Recognized Stock Exchange and the
articles of association [the Articles] of the
Company; the aggregate nominal amount of shares of
the Company which the Company is authorized to
repurchase pursuant to the approval in this
resolution shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of the passing of this
resolution; and [Authority expires the earlier of the
 conclusion of the next AGM of the Company or the
expiration of the period within which the next annual
 general meeting of the Company is required by any
applicable laws or the Articles of the Company to be

PROPOSAL #B.2: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
the following provisions of this resolution, during
the Relevant Period [as hereinafter specified], to
allot, issue and deal with additional shares in the
capital of the Company and to make or grant offers,
agreements and options [including bonds, notes,
warrants, debentures and securities convertible into
shares of the Company] which would or might require
the exercise of such powers be and is hereby
generally and unconditionally approved; to make or
grant offers, agreements and options [including
bonds, notes, warrants, debentures and securities
convertible into shares of the Company] which would
or might require the exercise of such powers after
the end of the Relevant Period; the aggregate nominal
 amount of share capital of the Company allotted or
agreed conditionally or unconditionally to be
allotted, issued or dealt with [whether pursuant to
an option or otherwise] by the Directors pursuant to
the approval in this resolution, otherwise than
pursuant to: i) a Rights Issue [as hereinafter
specified]; ii) an issue of shares pursuant to any
specific authority granted by shareholders of the
Company in general meeting, including upon the
exercise of rights of subscription or conversion
under the terms of any warrants issued by the Company
 or any bonds, notes, debentures or securities
convertible into shares of the Company; iii) an issue
 of shares pursuant to the exercise of any option
granted under any share option scheme or similar
arrangement for the time being adopted by the Company
 and/or any of its subsidiaries; iv) any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares of the Company in accordance with
 the Articles of the Company; or v) any adjustment,
after the date of grant or issue of any options,
rights to subscribe or other securities referred to
above, in the price at which shares in the Company
shall be subscribed, and/or in the number of shares
in the Company which shall be subscribed, on exercise
 of relevant rights under such options, warrants or
other securities, such adjustment being made in
accordance with, or as contemplated by, the terms of
such options, rights to subscribe or other
securities, shall not exceed 20% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of the passing of this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next annual
 general meeting of the Company is required by any

PROPOSAL #B.3: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
the passing of the Resolutions Numbered B.1 and B.2,
to allot, issue and deal with additional shares of
the Company pursuant to Resolution Numbered B.2 be
and hereby extended by the addition to it of an
amount representing the aggregate nominal amount of
the shares in the capital of the Company which are
repurchased by the Company pursuant to and since the
granting to the Company of the general mandate to
repurchase shares in accordance with resolution
numbered B1 set out in this notice, provided that
such extended amount shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of the passing of

PROPOSAL #S.C.1: Amend Article 85 of the Articles of                       ISSUER          YES          FOR               FOR
Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CNP ASSURANCES, PARIS
  TICKER:                N/A             CUSIP:     F1876N318
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's financial                              ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008, as presented,
showing earnings for the FY of EUR 970,902,771.01 an
amount of EUR 22,199,221.00 deducted from to the
optional reserves account will be transferred to the
guarantee funds reserve account

PROPOSAL #2.: Approve the consolidated financial                           ISSUER          YES          FOR               FOR
statements for the said FY, in the form presented to
the meeting, showing net income group share of EUR
730,600,000.00

PROPOSAL #3.: Approve the recommendations of the                           ISSUER          YES          FOR               FOR
Board of Directors and resolve that the income for
the FY be appropriated as follows: earnings for the
FY: EUR 970,902,771.01, retained earnings: EUR
1,264,081.81, representing a distributable income:
EUR 972,166,852.82 consequently, the shareholders'
meeting: resolves to allocate to the optional
reserves an amount of EUR 157,883,620.37, resolves to
 distribute to the shareholders an overall amount of
EUR 423,332,795.55, the shareholders will receive a
net dividend of EUR 2.85 per share, and will entitled
 to the 40% deduction provided by the French Tax
Code, this dividend will be paid on 29 ARP 2009, in
the event that the Company holds some of its own
shares on such date, the amount of the unpaid
dividend on such shares shall be allocated to the
retained earnings account, as required by Law, it is
reminded that, for the last 3 FY, the dividends paid,
 were as follows: EUR 1.91 for FY 2005, EUR 2.30 for

PROPOSAL #4.: Approve, the special report of the                           ISSUER          YES        AGAINST           AGAINST
Auditors on agreements governed by the Article L.225-
38 of the French Commercial Code, the said report and
 the agreements referred to therein

PROPOSAL #5.: Ratify the appointment of Mr. Alain                          ISSUER          YES        AGAINST           AGAINST
Quinet as a Director, to replace Mr. Dominique
Marcel, resigning member, for the remainder of Mr.
Dominique Marcel's term of office, i.e., until the
shareholders' meeting called to approve the financial
 statements for the FYE 31 DEC 2011

PROPOSAL #6.: Ratify the appointment of Mr. Bernard                        ISSUER          YES          FOR               FOR
Comolet as a Director, to replace Mr. Charles
Milhaud, resigning member, for the remainder of Mr.
Charles Milhaud's term of office, i.e., until the
shareholders' meeting called to approve the financial
 statements for the FYE 31 DEC 2011

PROPOSAL #7.: Ratify the appointment of Mr. Alain                          ISSUER          YES        AGAINST           AGAINST
Lemaire as a Director, to replace Mr. Nicolas
Merindol, resigning member, for the remainder of Mr.
Nicolas Merindol's term of office i.e., until the
shareholders' meeting called to approve the financial
 statements for the FYE 31 DEC 2011

PROPOSAL #8.: Appoint Mr. Francois Perol as a                              ISSUER          YES        AGAINST           AGAINST
Director for the statutory period of 5 years expiring
 at the end of the ordinary general assembly called
to rule in 2014 on the accounts of the FY closed on

PROPOSAL #9.: Ratify the appointment of Mr. Paul Le                        ISSUER          YES          FOR               FOR
Bihan as a control agent, to replace Mr. Bernard
Comolet, resigning Member, for the remainder of Mr.
Bernard Comolet's term of office, i.e., until the
shareholders' meeting called to approve the financial
 statement for the FYE 31 DEC 2011

PROPOSAL #10.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
trade in the Company's shares on the stock market,
subject to the conditions described below: maximum
purchase price: EUR 140.00, maximum number of shares
to be acquired: 10% of the share capital, maximum
funds invested in the share buybacks: EUR
2,079,529,522.00; the number of shares acquired by
the Company with a view to their retention or their
subsequent delivery in payment or exchange as part a
merger, divestment or capital contribution cannot
exceed 5% of its capital; this authorization
supersedes the fraction unused of the authorization
granted by the shareholders' meeting of 22 APR 2008
in its Resolution number 7, and to take all necessary
 measures and accomplish all necessary formalities;
[Authority expires after 18 month period]

PROPOSAL #11.: Approve to award total annual fees of                       ISSUER          YES          FOR               FOR
EUR 721,650.00 to the Board of Directors until new
decision

PROPOSAL #12.: Grants full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CNPC HONG KONG LTD
  TICKER:                N/A             CUSIP:     G2237F100
  MEETING DATE:          2/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the transactions contemplated                       ISSUER          YES          FOR               FOR
under the Xinjiang Xinjie Tranche A Agreement [as
specified] and authorize any one Director [if
execution under the common seal of the Company is
required, any two Directors] of the Company for and
on behalf of the Company to sign, and where required,
 to affix the common seal of the Company to any
documents, instruments or agreements, and to do any
acts and things deemed by him to be necessary or
expedient in order to give effect to the Xinjiang
Xinjie Tranche A Acquisition [as specified]

PROPOSAL #2.: Approve, the transactions contemplated                       ISSUER          YES          FOR               FOR
under each of the Xinjiang Xinjie Tranches B, C and D
 Agreements [as specified] and authorize any one
Director [if execution under the common seal of the
Company is required, any two Directors] of the
Company for and on behalf of the Company to sign, and
 where required, to affix the common seal of the
Company to any documents, instruments or agreements,
and to do any acts and things deemed by him to be
necessary or expedient in order to give effect to the
 Xinjiang Xinjie Tranches B, C and D Acquisitions [as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CNPC HONG KONG LTD
  TICKER:                N/A             CUSIP:     G2237F100
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the transactions contemplated                        ISSUER          YES          FOR               FOR
under the Huayou Capital Injection Agreement; and
authorize any 1 Director [if execution under the
common seal of the Company is required, any 2
Directors] of the Company for and on behalf of the
Company is sign, and where required, to affix the
common seal of the Company to any documents,
instruments or agreement, and to do any acts and
things deemed by him to be necessary or expedient in
order to give effect to the Huayou Capital Injection

PROPOSAL #2.: Approve the continuing connected                             ISSUER          YES          FOR               FOR
transactions between the Group and the CNPC Group
regarding [a] the provision of products and services
by the CNPC Group to the Group under the PSAs, the
Master Agreement and for the avoidance of doubt
including those under the Second Supplemental
Agreement but excluding the Oil and Gas Products; [b]
 purchase of the Group's share of crude oil by the
CNPC Group; and [c] purchase of the Oil and Gas
Products by the Group; approve the proposal annual
caps in respect of the continuing connected
transactions mentioned in Resolution 2[i] above for
each of the 3 FYE 31 DEC 2011 as specified; and
authorize any 1 Director [if execution under the
common seal of the Company is required, any 2
Directors] of the Company be and is/are hereby
authorized for and on behalf of the Company to sign,
and where required, to affix the common seal of the
Company to any documents, instruments or agreements,
and to do any acts and things deemed by him to be
necessary or expedient in order to give effect to the
 Continuing Connected Transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CNPC HONG KONG LTD
  TICKER:                N/A             CUSIP:     G2237F100
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements and the reports of the Directors and of
the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.15                         ISSUER          YES          FOR               FOR
per share

PROPOSAL #3.a: Re-elect Mr. Li Hualin as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.b: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #4.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditors for the ensuing year in place of the
retiring Auditors PricewaterhouseCoopers and to
authorize the Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase shares of HKD 0.01 each in the capital of
 the Company be and is hereby generally and
unconditionally approved; the total nominal amount of
 the shares to be purchased shall not exceed 10% of
the total nominal amount of the share capital of the
Company in issue on the date of this resolution, and
the said approval shall be limited accordingly;
[Authority expires earlier at the conclusion of the
next AGM of the Company is required by the Bye-laws
of the Company or any applicable law of Bermuda to be
 held]

PROPOSAL #6.: Grant authority to the Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company an unconditional general mandate to allot,
issue and deal with additional shares in the capital
of the Company, and to make or grant offers,
agreements and options in respect thereof, subject to
 the following conditions: such mandate shall not
extend beyond the relevant period save that the
Directors may during the relevant period [as defined
in this resolution] make or grant offers, agreements
and options which might require the exercise of such
powers after the end of the relevant period; approve
the aggregate nominal amount of share capital
allotted or agreed conditionally or unconditionally
to be allotted [whether pursuant to an option or
otherwise] by the Directors otherwise than pursuant
to a rights issue [as defined in this resolution] or
the Company's Executive Share Option Scheme [the
Share Option Scheme], shall not exceed 20% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of passing this
resolution; such mandate shall be additional to the
authority to be given to the directors to grant
options under the Share Option Scheme and, at any
time, to allot and issue additional shares in the
capital of the Company arising from the exercise of
subscription rights under such options; [Authority
expires earlier at the conclusion of the next AGM of
the Company is required by the Bye-laws of the
Company or any applicable law of Bermuda to be held]

PROPOSAL #7.: Authorize the Company, to issue, allot                       ISSUER          YES        AGAINST           AGAINST
and dispose of shares pursuant to resolution 6 above
and extended by the addition to the total nominal
amount of share capital and any shares which may be
issued, allotted or agreed conditionally or
unconditionally to be allotted by the Directors of
the Company pursuant to such general mandate an
amount representing the total nominal amount of
shares in the capital of the Company which has been
purchased by the Company since the granting of such
general mandate pursuant to Resolution 5 above,
provided that such amount shall not exceed 10% of the
 total nominal amount of the share capital of the
Company in issue on the date of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CNPC HONG KONG LTD
  TICKER:                N/A             CUSIP:     G2237F100
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements and the reports of the Directors and of
the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.15                         ISSUER          YES          FOR               FOR
per share

PROPOSAL #3.a: Re-elect Mr. Li Hualin as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.b: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #4.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditors for the ensuing year in place of the
retiring Auditors PricewaterhouseCoopers and
authorize the Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase shares of HKD 0.01 each in the capital of
 the Company be and is hereby generally and
unconditionally approved; the total nominal amount of
 the shares to be purchased shall not exceed 10% of
the total nominal amount of the share capital of the
Company in issue on the date of this resolution, and
the said approval shall be limited accordingly;
[Authority expires earlier at the conclusion of the
next AGM of the Company is required by the Bye-laws
of the Company or any applicable Law of Bermuda to be
 held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
an unconditional general mandate to allot, issue and
deal with additional shares in the capital of the
Company, and to make or grant offers, agreements and
options in respect thereof, subject to the following
conditions: such mandate shall not extend beyond the
relevant period save that the Directors may during
the relevant period [as defined in this resolution]
make or grant offers, agreements and options which
might require the exercise of such powers after the
end of the relevant period; approve the aggregate
nominal amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors otherwise than pursuant to a rights issue
[as defined in this resolution] or the Company's
Executive Share Option Scheme [the Share Option
Scheme], shall not exceed 20% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this resolution; such
mandate shall be additional to the authority to be
given to the directors to grant options under the
Share Option Scheme and, at any time, to allot and
issue additional shares in the capital of the Company
 arising from the exercise of subscription rights
under such options; [Authority expires earlier at the
 conclusion of the next AGM of the Company is
required by the Bye-laws of the Company or any
applicable Law of Bermuda to be held]

PROPOSAL #7.: Authorize the Directors Company, to                          ISSUER          YES        AGAINST           AGAINST
issue, allot and dispose of shares pursuant to
resolution 6 above and extended by the addition to
the total nominal amount of share capital and any
shares which may be issued, allotted or agreed
conditionally or unconditionally to be allotted by
the Directors of the Company pursuant to such general
 mandate an amount representing the total nominal
amount of shares in the capital of the Company which
has been purchased by the Company since the granting
of such general mandate pursuant to Resolution 5
above, provided that such amount shall not exceed 10%
 of the total nominal amount of the share capital of
the Company in issue on the date of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COBHAM PLC
  TICKER:                N/A             CUSIP:     G41440143
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Directors                         ISSUER          YES          FOR               FOR
and the Auditors and the audited financial statements

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Declare a final ordinary dividend                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. P. Hooley as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. J.S. Patterson as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #6.: Elect Mr. M.W. Hagee as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint the Auditors                                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors remuneration

PROPOSAL #9.: Authorize the Company to purchase its                        ISSUER          YES          FOR               FOR
own shares

PROPOSAL #10.: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
relevant securities

PROPOSAL #S.11: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
equity securities for cash

PROPOSAL #S.12: Grant authority to call the general                        ISSUER          YES          FOR               FOR
meetings other than AGM on 14 clear days notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCA COLA HELLENIC BOTTLING CO SA, ATHENS
  TICKER:                N/A             CUSIP:     X1435J139
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve a share buy-back program in                          ISSUER          NO           N/A               N/A
accordance with Article 16 of Codified Law 2190/1920

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCA COLA HELLENIC BOTTLING CO SA, ATHENS
  TICKER:                N/A             CUSIP:     X1435J139
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the submission of the                                ISSUER          NO           N/A               N/A
Management report by the Board of Directors and of
the audit certificate by the Company's Chartered
Auditor-Accountant on the Company's financial
statements and activities for the FYE on 31 DEC 2008

PROPOSAL #2.: Approve the Company's annual financial                       ISSUER          NO           N/A               N/A
statements for the FYE on 31 DEC 2008 and the
consolidated financial statements

PROPOSAL #3.: Approve to release the Members of the                        ISSUER          NO           N/A               N/A
Board of Directors and the Auditors of the Company
from any liability for their activity during the FYE
on 31 DEC 2008

PROPOSAL #4.: Approve the remuneration of the Members                      ISSUER          NO           N/A               N/A
 of the Board of Directors for their participation in
 the meetings of the Board of Directors and for their
 services to the Company for the FY 2008 and pre-
approve the remuneration for the FY 2009

PROPOSAL #5.: Elect the Statutory Auditors for the FY                      ISSUER          NO           N/A               N/A
 2009, 01 JAN 2009 to 31 DEC 2009 and approve to
determine their fees

PROPOSAL #6.: Approve the distribution of profits,                         ISSUER          NO           N/A               N/A
dividend for the FY 2008

PROPOSAL #7.: Appoint the Audit Committee, in                              ISSUER          NO           N/A               N/A
accordance with the Article 37 of Law 3693.2008

PROPOSAL #8.: Amend the terms of an existing Stock                         ISSUER          NO           N/A               N/A
Option Plan for employees of the Company and its
affiliates, in accordance with the Article 13
paragraph 13 of Codified Law 2190.1920

PROPOSAL #9.: Approve the Stock Option Plan for                            ISSUER          NO           N/A               N/A
employees of the Company and its affiliates, in
accordance with the Article 13 paragraph 13 of
Codified Law 2190.1920

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCA-COLA AMATIL LTD
  TICKER:                N/A             CUSIP:     Q2594P146
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Discussion of the accounts for the YE                        ISSUER          NO           N/A               N/A
31 DEC 2008 and the reports of the Directors and the
Auditor

PROPOSAL #2.: Adopt the remuneration report contained                      ISSUER          YES          FOR               FOR
 within the accounts for the YE 31 DEC 2008

PROPOSAL #3.A: Re-elect Mr. D.M. Gonski, AC as a                           ISSUER          YES          FOR               FOR
Director, who retires in accordance with Article
6.3[b] of the Constitution

PROPOSAL #3.B: Re-elect Mr. I. Finan as a Director,                        ISSUER          YES          FOR               FOR
who retires in accordance with Article 6.3[b] of the
Constitution

PROPOSAL #S.4: Amend the new Article 5.15 of the                           ISSUER          YES          FOR               FOR
current constitution of the Company as specified

PROPOSAL #5.: Approve that the Directors be permitted                      ISSUER          YES          FOR               FOR
 to invite Mr. T. J. Davis to participate in the
Coca-Cola Amatil Limited 2009-2011 Long Term
Incentive Share Plan by offering him rights to
acquire up to 247,844 fully paid ordinary shares in
the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCA-COLA WEST COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J0814U109
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Merger                                                ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend the Articles of Incorporation                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCA-COLA WEST COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J0814U109
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors

PROPOSAL #6.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COCHLEAR LIMITED
  TICKER:                N/A             CUSIP:     Q25953102
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's financial report,                      ISSUER          YES          FOR               FOR
 Directors' report and the Auditor's report in
respect of the FYE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report                                ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Tommie Bergman as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with the Company's Constitution

PROPOSAL #3.2: Re-elect Mr. Paul Bell as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in accordance
 with the Company's Constitution

PROPOSAL #4.: Approve to issue the securities to the                       ISSUER          YES          FOR               FOR
Chief Executive Officer/President, Dr. Christopher
Roberts, under the Cochlear Executive Long Term
Incentive Plan as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COLBUN SA
  TICKER:                N/A             CUSIP:     P2867K130
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to leave without effect the                          ISSUER          YES          FOR               FOR
unallocated part of the capital increase agreed to by
 the 21st EGM of shareholders of the Company, held on
 14 MAR 2008, leaving this increase reduced to the
part actually subscribed for and paid in of the
corresponding shares, issued by the Board of
Directors on 19 MAR 2008, recorded in the securities
register on 14 MAY 2008, under number 832

PROPOSAL #II.: Approve to resolve on changing the                          ISSUER          YES          FOR               FOR
currency in which the share capital is expressed,
without altering the number of shares into which it
is divided, from CLP, the legal currency of the
republic of Chile, to USD of the United States of
America, so as to adapt it to the requirements of the
 international financial reporting standards, under
which the accounting information of the Company will
be maintained and its financial statements will be
issued and presented, under the terms to which the
general meeting agrees, amending the corporate bylaws
 to this effect

PROPOSAL #III.: Approve to pass all resolutions                            ISSUER          YES          FOR               FOR
necessary to make concrete and carry out that which
has been agreed by the general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COLBUN SA
  TICKER:                N/A             CUSIP:     P2867K130
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the situation of the Company                         ISSUER          YES          FOR               FOR
and report of the outside Auditors and of the
Accounts Inspectors

PROPOSAL #II.: Approve the annual report from the                          ISSUER          YES          FOR               FOR
Board of Directors and the financial statements to 31
 DEC 2008

PROPOSAL #III.: Approve the distribution of profits                        ISSUER          YES          FOR               FOR
and payment of dividends

PROPOSAL #IV.: Approve the investments and borrowing                       ISSUER          YES          FOR               FOR
Policy of the Company

PROPOSAL #V.: Approve the policies and procedures                          ISSUER          YES          FOR               FOR
concerning profits and dividends

PROPOSAL #VI.: Approve the designation of Outside                          ISSUER          YES          FOR               FOR
Auditors for the 2009

PROPOSAL #VII.: Approve the designation of accounts                        ISSUER          YES          FOR               FOR
inspectors and their remuneration

PROPOSAL #VIII.: Elect the Board of Directors                              ISSUER          YES        AGAINST           AGAINST

PROPOSAL #IX.: Approve to set the remuneration of the                      ISSUER          YES          FOR               FOR
 Members of the Board of Directors

PROPOSAL #X.: Receive the report on the activities of                      ISSUER          YES          FOR               FOR
 the Committee of Directors

PROPOSAL #XI.: Approve the setting of the                                  ISSUER          YES          FOR               FOR
remuneration of the Committee of Directors and
determination of its budget

PROPOSAL #XII.: Approve the information concerning                         ISSUER          YES          FOR               FOR
the resolutions of the Board of Directors related to
acts and contracts governed by Article 44 of Law
Number 18046

PROPOSAL #xiii.: Other business                                            ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COLGATE-PALMOLIVE (INDIA) LTD, MUMBAI
  TICKER:                N/A             CUSIP:     Y1673X104
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as                       ISSUER          YES          FOR               FOR
at 31 MAR 2008 and the profit and loss account for
the YE on that date and the reports of the Directors
and the Auditors

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. J.K. Setna as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. V.S. Mehta as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COLGATE-PALMOLIVE (INDIA) LTD, MUMBAI
  TICKER:                N/A             CUSIP:     Y1673X104
  MEETING DATE:          9/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES        ABSTAIN           AGAINST
sheet as at 31 MAR 2008, the profit and loss account
for the YE 31 MAR 2008 together with the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Appoint Messrs. Price Waterhouse & Co,                       ISSUER          YES        ABSTAIN           AGAINST
Chartered Accountants, as the Auditors of the Company
 to hold office from the conclusion of the 11th to
the 12th AGM on a remuneration to be determined by
the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COLOPLAST A/S, HUMLEBAEK
  TICKER:                N/A             CUSIP:     K16018184
  MEETING DATE:          12/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report on the                         ISSUER          YES          FOR               FOR
activities of the Company in the past FY

PROPOSAL #2.: Receive and adopt the audited annual                         ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Approve the distribution of the profit                       ISSUER          YES          FOR               FOR
according to the adopted annual report

PROPOSAL #4.a: Amend the Articles 3(1) and 4 B(1) of                       ISSUER          YES          FOR               FOR
the Company's Articles of Association as specified

PROPOSAL #4.b: Approve to reduce the Company's share                       ISSUER          YES          FOR               FOR
capital by a nominal amount of DKK 5 million of the
Company's holding of treasury shares and to cancel
these own shares, as specified; and amend, upon the
approval of the reduction of the Company's share
capital, Article 3(1) of the Articles of Association,
 as specified

PROPOSAL #4.c: Approve the specified general                               ISSUER          YES          FOR               FOR
guidelines for the Company's remuneration of the
Members of the Board of Directors and the Executive
Management

PROPOSAL #4.d: Authorize the Company's Board of                            ISSUER          YES          FOR               FOR
Directors to allow the Company to acquire treasury
shares representing up to 10% of the share capital of
 the Company pursuant to the provisions of Section 48
 of the Danish Companies Act, the highest and lowest
amount to be paid for the shares is the price
applicable at the time of purchase +/- 10%;
[Authority expires at the AGM in 2009]

PROPOSAL #5.: Re-elect Messrs. Michael Pram                                ISSUER          YES          FOR               FOR
Rasmussen, Niels Peter Louis-Hansen, Sven Hakan
Bjorklund, Per Magid, Attorney, Torsten E. Rasmussen,
 Jorgen Tang-Jensen and Ms. Ingrid Wiik as the

PROPOSAL #6.: Re-elect PricewaterhouseCoopers                              ISSUER          YES          FOR               FOR
Statsautoriseret Revisionsaktieselskab as the
Company's Auditor

PROPOSAL #7.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COLRUYT SA
  TICKER:                N/A             CUSIP:     B26882165
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report of the Board                       ISSUER          NO           N/A               N/A
of Directors, report of the statutory Auditor, report
 of the works council [concerning of the annual
accounts of Etn. Fr. Colruyt N.V. and concerning the
annual accounts of the Colruyt Group]

PROPOSAL #2.A: Approve the annual accounts of the                          ISSUER          NO           N/A               N/A
Company closed on 31 MAR 2008

PROPOSAL #2.B: Approve the consolidated annual                             ISSUER          NO           N/A               N/A
accounts of the Colruyt Group closed on 31 MAR 2008

PROPOSAL #3.: Approve the decision to pay out a gross                      ISSUER          NO           N/A               N/A
 dividend of 3.68 EUR per share in exchange for
Coupon No.10

PROPOSAL #4.: Approve the appropriation of the                             ISSUER          NO           N/A               N/A
profits as specified

PROPOSAL #5.: Approve the distribution of profits to                       ISSUER          NO           N/A               N/A
the employees of the Company and the Colruyt Group
who have chosen to receive their profit share, as
referred to in Item 4, in the form of shares, will be
  paid with treasury shares of the N.V. Etn. Fr.
Colruyt repurchased by the Company

PROPOSAL #6.: Grant discharge to the Directors                             ISSUER          NO           N/A               N/A

PROPOSAL #7.: Grant discharge to the Statutory Auditor                     ISSUER          NO           N/A               N/A

PROPOSAL #8.A: Approve to renew the Mandate of SA                          ISSUER          NO           N/A               N/A
Anima [permanently represented by Mr. Jef Colruyt ],
for a term of 4 years, expiring at the AGM of 2012

PROPOSAL #8.B: Approve to renew the Mandate of Mr.                         ISSUER          NO           N/A               N/A
Francois Gillet, for a term of 4 years, expiring at
the AGM of 2012

PROPOSAL #9.: Questions at the end of the meeting                          ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COLRUYT SA
  TICKER:                N/A             CUSIP:     B26882165
  MEETING DATE:          10/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.1: Receive special Board report                                ISSUER          NO           N/A               N/A

PROPOSAL #I.2: Receive special Auditor report                              ISSUER          NO           N/A               N/A

PROPOSAL #I.3: Approve the Employee Stock Purchase                         ISSUER          NO           N/A               N/A
Plan up to 200,000 shares

PROPOSAL #I.4: Approve to fix the price of shares to                       ISSUER          NO           N/A               N/A
be issued

PROPOSAL #I.5: Approve to Eliminate Preemptive Rights                      ISSUER          NO           N/A               N/A
 regarding item I.3

PROPOSAL #I.6: Approve the issuance of equity or                           ISSUER          NO           N/A               N/A
equity-linked securities without preemptive rights

PROPOSAL #I.7: Approve the subscription period                             ISSUER          NO           N/A               N/A
regarding item I.3

PROPOSAL #I.8: Authorize the Board to implement                            ISSUER          NO           N/A               N/A
approved resolutions and fill required
documents/formalities at trade registry

PROPOSAL #II.1: Receive special Board report                               ISSUER          NO           N/A               N/A

PROPOSAL #II.2: Grant authority to repurchase of                           ISSUER          NO           N/A               N/A
3,334,860 shares

PROPOSAL #II.3: Grant authority to cancel the                              ISSUER          NO           N/A               N/A
repurchased shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMFORTDELGRO CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y1690R106
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited financial statements for the FYE 31 DEC
2008 together with the Auditors report thereon

PROPOSAL #2.: Declare a final 1 tier tax exempt                            ISSUER          YES          FOR               FOR
dividend of 2.4 cents per ordinary share in respect
of the FYE 31 DEC 2008

PROPOSAL #3.: Approve the payment of Directors fees                        ISSUER          YES          FOR               FOR
of SGD 505,000 for the FYE  31 DEC 2008

PROPOSAL #4.: Re-elect Mr. Kua Hong Pak as a Director                      ISSUER          YES          FOR               FOR
 retiring pursuant to Article 91 of the Company's
Articles of Association.

PROPOSAL #5.: Re-elect Mr. Wong Chin Huat, David, as                       ISSUER          YES          FOR               FOR
a Director retiring pursuant to Article 91 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Dr. Wang Kai Yuen, as a                             ISSUER          YES          FOR               FOR
Director retiring pursuant to Article 91 of the
Company's Articles of Association

PROPOSAL #7.: Re-appoint Messrs. Deloitte & Touche                         ISSUER          YES          FOR               FOR
LLP as Auditors and authorize the Directors to fix
their remuneration

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot and issue from time to time such number of
shares in the Company as may be required to be issued
 pursuant to the exercise of options under the
ComfortDelGro employees share option scheme, provided
 that the aggregate number of shares to be issued
pursuant to the ComfortDelGro employees share option
scheme shall not exceed 15pct of the total number of
issued shares in the capital of the company excluding
 treasury shares, from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMMERZBANK AG, FRANKFURT A/MAIN
  TICKER:                N/A             CUSIP:     D15642107
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the established                              ISSUER          NO           N/A               N/A
financial statements and management report (including
 the explanatory report on information pursuant to
Article 289 (4) of the German Commercial Code) of
Commerzbank Aktiengesellschaft for the FY 2008,
together with the presentation of the approved
consolidated financial statements and Management
report (including the explanatory report on
information pursuant to Article 315 (4) of the German
 Commercial Code) of the Commerzbank Group for the FY
 2008, the report of the Supervisory Board and the
corporate governance and remuneration report for the
FY 2008

PROPOSAL #2.: Approve the actions of the Members of                        ISSUER          NO           N/A               N/A
the Board of Managing Directors

PROPOSAL #3.: Approve of the actions of the Members                        ISSUER          NO           N/A               N/A
of the Supervisory Board

PROPOSAL #4.: Resolution on the appointment of the                         ISSUER          NO           N/A               N/A
Auditor, the Group Auditor and the Auditor tasked
with reviewing the interim financial statements for

PROPOSAL #5.: Resolution on the appointment of the                         ISSUER          NO           N/A               N/A
Auditor to review the interim financial statements
for the first quarter of FY 2010

PROPOSAL #6.1.: Resolution on the election of Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board: Dr. Helmut Perlet

PROPOSAL #6.2.: Resolution on the election of Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board: Dr. Nikolaus Von Bomhard

PROPOSAL #6.3.: Resolution on the election of Members                      ISSUER          NO           N/A               N/A
 of the Supervisory Board: Dr. Edgar Meister

PROPOSAL #7.: Resolution on the authorization for                          ISSUER          NO           N/A               N/A
Commerzbank Aktiengesellschaft to purchase its own
shares for the purpose of securities trading,
pursuant to Article 71 (1) no. 7 AKTG

PROPOSAL #8.: Resolution on the authorization for the                      ISSUER          NO           N/A               N/A
 Board of Managing Directors to increase the Bank s
share capital [Authorized Capital 2009/I] and
amendment of the Articles of Association

PROPOSAL #9.: Resolution on the authorization for the                      ISSUER          NO           N/A               N/A
 Board of Managing Directors to increase the Bank s
share capital [Authorized Capital 2009/I]   with the
possibility of excluding subscription rights pursuant
 to Article 186 (3) 4 AKTG if contributions in kind
are made   and amendment of the Articles of

PROPOSAL #10.: Resolution on a capital increase of                         ISSUER          NO           N/A               N/A
EUR 767, 879,405.80 against cash without subscription
 rights for shareholders pursuant to Article 7 of the
 FMStBG (Acceleration Act)

PROPOSAL #11.: Resolution on a capital increase of up                      ISSUER          NO           N/A               N/A
 to EUR 806,273,358.80 against cash with subscription
 rights for shareholders pursuant to Art. 7 of the
FMStBG

PROPOSAL #12.: Resolution on the granting of exchange                      ISSUER          NO           N/A               N/A
 rights in favour of the Financial Market
Stabilization Fund and the conditional raising of the
 share capital pursuant to Article 7A of the FMStBG
[Conditional Capital 2009]

PROPOSAL #13.: Resolution on the authorization for                         ISSUER          NO           N/A               N/A
the Board of Managing Directors to increase the Bank
s share capital against contributions in kind in
favour of the Financial Market Stabilization Fund

PROPOSAL #14.: Resolution on an amendment the                              ISSUER          NO           N/A               N/A
Articles 12 of the Articles of Association

PROPOSAL #15.: Resolution on an amendment to the                           ISSUER          NO           N/A               N/A
Articles of Association concerning the simplification
 of the granting of proxy statements

PROPOSAL #16.: Resolution on an amendment to the                           ISSUER          NO           N/A               N/A
Articles of Association to reflect a planned
amendment to the AktG

PROPOSAL #17.: AGENDA ITEM AT THE REQUEST OF                               ISSUER          NO           N/A               N/A
SHAREHOLDERS: Withdrawal of confidence from the
Chairman of the Board of Managing Directors, Mr.
Martin Blessing, in accordance with Article 84 (3) 2
AktG

PROPOSAL #18.: AGENDA ITEM AT THE REQUEST OF                               ISSUER          NO           N/A               N/A
SHAREHOLDERS: Amendment to Articles 15 of the
Articles of Association   Supervisory Board

PROPOSAL #19.: AGENDA ITEM AT THE REQUEST OF                               ISSUER          NO           N/A               N/A
SHAREHOLDERS: Appointment of the Special Auditors
pursuant to Articles 142 (1) AktG to examine the
actions of management, in particular capital-raising
measures with subscription rights excluded, in
acquiring the 100% stake in Dresdner Bank
Aktiengesellschaft from Allianz SE

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMMONWEALTH BANK OF AUSTRALIA, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q26915100
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors' report and the Auditor's report for the YE
 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. John M. Schubert as a                          ISSUER          YES          FOR               FOR
Director in accordance with Articles 11.1 and 11.2 of
 the Constitution of Commonwealth Bank of Australia

PROPOSAL #2.B: Re-elect Mr. Colin R. Galbraith as a                        ISSUER          YES          FOR               FOR
Director in accordance with Articles 11.1 and 11.2 of
 the Constitution of Commonwealth Bank of Australia

PROPOSAL #2.C: Re-elect Mrs. Jane S. Hemstritch as a                       ISSUER          YES          FOR               FOR
Director in accordance with Articles 11.1 and 11.2 of
 the Constitution of Commonwealth Bank of Australia

PROPOSAL #2.D: Re-elect Mr. Andrew M. Mohl as a                            ISSUER          YES          FOR               FOR
Director in accordance with Articles 11.4[b] and 11.2
 of the Constitution of Commonwealth Bank of Australia

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #4.: Approve, in accordance with ASX Listing                      ISSUER          YES          FOR               FOR
 Rules 10.14 and 10.15 for the participation of Mr.
R.J. Norris in the Group Leadership Share Plan of
Commonwealth Bank of Australia [GLSP], and for the
grant of rights to shares to Mr. R.J. Norris within 1
 year of this AGM pursuant to the GLSP as specified

PROPOSAL #5.: Approve to increase the maximum                              ISSUER          YES          FOR               FOR
aggregate sum payable for fees to Non-Executive
Directors to AUD 4,000,000 in any FY, to be divided
among the Directors in such proportions and manner as
 they agree

PROPOSAL #S.6: Approve to modify the Constitution of                       ISSUER          YES          FOR               FOR
Commonwealth Bank of Australia as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMMONWEALTH PROPERTY OFFICE FUND
  TICKER:                N/A             CUSIP:     Q27075102
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rules 7.1 and 7.4, the issue of 240,545,859
ordinary units in CPA to Institutional Investors as

PROPOSAL #S.2: Amend the Constitution of Commonwealth                      ISSUER          YES          FOR               FOR
 Property Office Fund by adding a new Clause 6.4, the
 terms of which are as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPAGNIE DE SAINT-GOBAIN SA, PARIS-LA DEFENSE
  TICKER:                N/A             CUSIP:     F80343100
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
and distribution of dividends

PROPOSAL #O.4: Approve the option for payment of                           ISSUER          YES          FOR               FOR
dividends in shares

PROPOSAL #O.5: Approve the two agreements concluded                        ISSUER          YES          FOR               FOR
between the COMPAGNIE DE SAINT-GOBAIN and BNP PARIBAS
 referred to in Article L.225-38 of the Commercial

PROPOSAL #O.6: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
purchase the Company's shares

PROPOSAL #O.7: Appoint Mr. Gilles Schnepp as a Board                       ISSUER          YES        AGAINST           AGAINST
Member to replace Mr. Gianpaolo Caccini

PROPOSAL #O.8: Approve the renewal of Mr. Gerhard                          ISSUER          YES        AGAINST           AGAINST
Cromme's mandate as a Board Member

PROPOSAL #O.9: Approve the renewal of Mr. Jean-Martin                      ISSUER          YES          FOR               FOR
 Folz's mandate as a Board Member

PROPOSAL #O.10: Approve the renewal of Mr. Michel                          ISSUER          YES        AGAINST           AGAINST
Pebereau's mandate as a Board Member

PROPOSAL #O.11: Approve the renewal of Mr. Jean-Cyril                      ISSUER          YES          FOR               FOR
 Spinetta's mandate as a Board Member

PROPOSAL #O.12: Ratify of the appointment of Mr.                           ISSUER          YES        AGAINST           AGAINST
Frederic LEMOINE

PROPOSAL #E.13: Approve the renewal of the powers                          ISSUER          YES          FOR               FOR
delegated to the Board of Directors to increase the
share capital by issuing, with maintenance of
preferential subscription rights, shares, and/or any
warrants giving access to the Company's capital or
subsidiaries, for a maximum nominal amount of EUR 780
 millions (shares) and 3 billion of Euros (warrants
representing debt), with charging on these amounts on
 those established in the 14th and 17th resolutions

PROPOSAL #E.14: Approve the renewal of the powers                          ISSUER          YES        AGAINST           AGAINST
delegated to the Board of Directors to increase the
share capital  by issuing, with cancellation of
preferential subscription rights but with the
priority period for shareholders, shares and/or any
warrants giving access to the Company's capital or
subsidiaries, or Company's shares which would give
the right to issue warrants if appropriate by the
subsidiaries, for a maximum nominal amount of EUR 295
 millions (shares) and one and a half billion of
Euros (warrants representing debt), these amounts
will be charged respectively with those attached to
the thirteenth resolution

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the number of securities to be issued in
case of excess demand during the execution of
increases of the share capital without preferential
subscription rights, in the legal limit of 15% of
initial issues and in the limit of the caps
corresponding to the 14th resolution

PROPOSAL #E.16: Approve the renewal of the                                 ISSUER          YES          FOR               FOR
authorization for the Board of Directors to increase
the share capital within the limit of 10% to
remunerate contributions in kind consisting of equity
 securities or warrants giving access to capital, the
 amounts of increase of capital and warrants to be
issued will be charged on the caps corresponding to
the 14th resolution

PROPOSAL #E.17: Approve the renewal of the                                 ISSUER          YES          FOR               FOR
authorization for the Board of Directors to increase
the share capital by incorporation of premiums,
reserves, profits or others, for a maximum nominal
amount of EUR 95 millions, that amount will be
charged on the established on the 13th resolution for

PROPOSAL #E.18: Approve the renewal of the                                 ISSUER          YES        AGAINST           AGAINST
authorization for the Board of Directors to issue
equity securities reserved for members of a Savings
Plan of the Group for a maximum nominal amount of EUR
 95 millions

PROPOSAL #E.19: Approve the renewal of the                                 ISSUER          YES        AGAINST           AGAINST
authorization for the Board of Directors to grant
options to purchase or subscribe for shares, in the
limit of 3% of the share capital, the limit of 3% is
an overall cap for this resolution and for the 20th
resolution

PROPOSAL #E.20: Approve the renewal of the                                 ISSUER          YES        AGAINST           AGAINST
authorization for the Board of Directors to freely
allocate existing shares or to be issued, within the
limit of 1% of the share capital, that cap will be
charged on the established on the 19th resolution
which is an overall cap for these 2 resolutions

PROPOSAL #E.21: Approve the renewal of the powers                          ISSUER          YES          FOR               FOR
delegated to the Board of Directors to cancel if
necessary up to 10% of the Company's shares

PROPOSAL #E.22: Approve the renewal of the powers                          ISSUER          YES          FOR               FOR
delegated to the Board of Directors to issue shares
subscription warrants during a public offer on the
Company's securities, within the limit of a capital
increase of a maximum nominal amount of EUR 490
millions

PROPOSAL #E.23: Grant powers to the execution of                           ISSUER          YES          FOR               FOR
decisions of the Assembly and for the formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS, MASSY
  TICKER:                N/A             CUSIP:     F2349S108
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's financial                             ISSUER          YES          FOR               FOR
statements for the YE in 2008, as presented, showing
a loss of EUR 100,564,482.76

PROPOSAL #O.2: Approve to record the loss for the                          ISSUER          YES          FOR               FOR
year of EUR 100,564,482.76 as a deficit in retained
earnings; following this appropriation, the retained
earnings account will show a new debit balance of EUR
 103,041,697.06; accordance with the regulations in
force, the shareholders' meeting recalls that no
dividend was paid for the previous 3 FY

PROPOSAL #O.3: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements for the said FY, in the form presented to
the meeting, a net consolidated income of EUR
340,000,000.00

PROPOSAL #O.4: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Yves Lesage as a Director for a 4 year period

PROPOSAL #O.5: Appoint Mr. Anders Farestveit as a                          ISSUER          YES          FOR               FOR
Director for a 4 year period

PROPOSAL #O.6: Approve to award total annual fees of                       ISSUER          YES          FOR               FOR
EUR 640,000.00 to the Directors

PROPOSAL #O.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
trade in the Company's shares on the stock market,
subject to the conditions described below: maximum
purchase price: EUR 40.00, maximum number of shares
to be acquired: 10% of the share capital, IE
14,976,235 shares, maximum funds invested in the
share buybacks: EUR 599,049,400; [Authority is given
for a 18 month period]; the number of shares acquired
 by the Company with a view to the retention or their
 subsequent delivery in payment or exchange as part
of a merger, divestment or capital contribution
cannot exceed 5% of its capital, to take all
necessary measures and accomplish all necessary
formalities, this authorization supersedes the
amounts unused of the authorization granted by the
shareholder's meeting of 29 APR 2008 in its

PROPOSAL #O.8: Approve, the special report of the                          ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225.38
of the French Commercial Code, the said report and
the agreements referred to therein

PROPOSAL #O.9: Approve, in accordance with the                             ISSUER          YES        AGAINST           AGAINST
Articles L.225-38 and L.25-42-1 of the French
Commercial Code, the regulated agreement between the
Company and Mr. Robert Brunck, the Chairman and Chief
 Executive Officer of the Company as mentioned in
said report and regarding: the special breach
indemnity to be paid when Mr. Robert Brunch's
contract of employment is broken, in the frame of a
constraint departure linked to a modification of
control or strategy; the total amount of the special
breach indemnity can not exceed the limit of 200% of
the reference's annual remuneration; the possibility
to exercise forward the options giving right to
subscribe shares held by Mr. Robert Brunck, Chairman
and Chief Executive Officer of the Company when his
contract of employment is broken in the frame of a
constraint departure

PROPOSAL #O.10: Approve, in accordance with the                            ISSUER          YES        AGAINST           AGAINST
Articles L.225-38 and L.25-42-1 of the French
Commercial Code, the regulated agreement between the
Company and Mr. Thierry Le Roux, Executive Vice
President of the Company as mentioned in said report
and regarding: the special breach indemnity to be
paid when Mr. Thierry Le Roux's contract of
employment is broken, in the frame of a constraint
departure linked to a modification of control or
strategy; the total amount of the special breach
indemnity can not exceed the limit of 200% of the
reference's annual remuneration; the possibility to
exercise forward the options giving right to
subscribe shares held by Mr. Thierry Le Roux,
Executive Vice President when his contract of
employment is broken in the frame of a constraint

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the capital, on 1 or more occasions, in
France or abroad, by issuance, with preferred
subscription rights maintained, of shares or any
securities giving access to the share
capital;[Authority is granted for a 26-period]; the
global nominal amount of the capital increases to be
carried out under this delegation of authority shall
not exceed EUR 30,000,000,.00 I.E. 75,000,000
ordinary new shares; the nominal amount of debt
securities issued shall not exceed EUR
600,000,000.00; to charge the share issuance costs
against the related premiums and deduct from the
premiums the amounts necessary to raise the legal
reserve to one tenth of the new capital after each
increase; this authorization on supersedes the
authorization granted by the shareholders' meeting of
 24 APR 2008 in its Resolution 11

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the capital, on 1 or more occasions, in
France or abroad, by a maximum nominal amount of EUR
9,000,000.00 I.E. 22,500,000 shares by issuance,
without preferred subscription right, of shares or
securities giving access to the share capital; these
securities may be issued in consideration for
securities tendered in a public exchange offer
initiated the Company; this amount of capital
increase to be carried out shall count against the
overall value set forth in Resolution 11; [Authority
is granted for a 26-month period]; to charge the
share issuance costs against the related premiums and
 deduct from the premiums the amounts necessary to
raise the legal reserve to one tenth of the new
capital after each increase; this authorization on
supersedes the authorization granted by the
shareholders' meeting of 29 APR 2008 in its

PROPOSAL #E.13: Authorize the Board of Directors, for                      ISSUER          YES          FOR               FOR
 each of the issues decided in the Resolution 12,
when the preferential subscription right is
cancelled, to set the issue price up to a limit of
10% of the amount of capita increase shall count
against the ceiling set forth in Resolution 12 and
the overall value set forth in Resolution 11;
[Authority is given for a 26-month period]; this
delegation supersedes this authorization granted by
the shareholders' meeting of 29 APR 2008 in its

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the number of securities to be issued for
each of the issues decided in Resolution 11 and 12,
at the same price as the initial issue, within 30
days of the closing of the subscription period and up
 to a maximum of 15% of the initial issue; [Authority
 is granted for a 26-month period]; this delegation
supersedes authorization granted by the shareholder's
 meeting of 29 APR 2008 in its Resolution 14

PROPOSAL #E.15: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase the share capital, in 1 or more
occasions, by a maximum nominal amount of EUR
10,000,000.00 by way of capitalizing reserves,
profits, premiums, by issuing bonus shares or raising
 the par value of existing shares; this amount shall
count against the overall value set forth in
Resolution 11; [Authority is given for a 26-month
period]; this delegation supersedes the authorization
 granted by the shareholder's meeting of 29 APR 2008
in its Resolution 15

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, up to 10% of the share
capital, in consideration for the contributions in
kind granted to the Company and comprised of capital
securities giving access to share capital; the amount
 to capital increases which may be carried out shall
count forth in Resolution 12; [Authority is granted
for a 26-month period]; and to take all necessary
measures and accomplish all necessary formalities;
this delegation supersedes the authorization granted
by the shareholder's meeting of 29 APR 2008 in its
Resolution 16

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on 1 or more occasions,
at its sole discretion, in favor of employees'
Company of the French or Foreign Companies and
related Companies who are Members of a Company
savings Plan; [Authority is given for a 26-month
period] and for a nominal amount that shall not
exceed EUR 2,500,000.00 this amount shall count
against the overall value set forth in Resolution 11;
 and to take all necessary measures and accomplish
all necessary formalities, this authorization
supersedes the authorization granted by the
shareholder's meeting of 29 APR 2008 in its

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital, one 1 or more occasions, by
 canceling all or part of the shares held by the
Company in connection with a Stock Repurchase Plan,
up to a maximum of 10% of the share capital over a
24-month period; [Authority is given for a 18-month
period]; and to take all necessary measures and
accomplish all necessary formalities; this
authorization supersedes the authorization granted by
 the shareholder's meeting of 29 APR 2008 in its
Resolution 20

PROPOSAL #E.19: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issuel, on 1 or more occasions, in France or abroad,
up to maximum amount of EUR 600,000,000.00,
securities given right to the allocation of debt
securities; this amount shall count against the
overall value set forth in Resolution 11; [Authority
is granted for a 26-month period]; this authorization
 supersedes the authorization granted by the
shareholder's meeting of 29 APR 2008 in its

PROPOSAL #E.20: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed By Law

PROPOSAL #A.: Approve the resolutions on the                               ISSUER          YES        AGAINST           AGAINST
allocation of free shares and stock options for the
Employees and Corporate Managers will have a validity
 of 1 year

PROPOSAL #B.: Approve to distribute more precise                           ISSUER          YES          FOR               FOR
information in regards to shares and stock options
proposed for the allocation to employees and some
corporate managers, as well as for the total amount
allocated to specific beneficiaries

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES
  TICKER:                N/A             CUSIP:     B2474T107
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements, and                        ISSUER          NO           N/A               N/A
approve the allocation of income and dividends of EUR
 0.78 per share

PROPOSAL #2.: Grant discharge to the Directors                             ISSUER          NO           N/A               N/A

PROPOSAL #3.: Grant discharge to the Auditors                              ISSUER          NO           N/A               N/A

PROPOSAL #4.1: Approve the retirement of Mr. Pierre                        ISSUER          NO           N/A               N/A
Alain De Smedt

PROPOSAL #4.2: Re-elect Mr. Jean Clamon as a Director                      ISSUER          NO           N/A               N/A

PROPOSAL #4.3: Re-elect Mr. Victor Delloye as a                            ISSUER          NO           N/A               N/A
Director

PROPOSAL #4.4: Re-elect Mr. Segolene Gallienne as a                        ISSUER          NO           N/A               N/A
Director

PROPOSAL #4.5: Elect Mr. Thierry de Rudder as a                            ISSUER          NO           N/A               N/A
Director

PROPOSAL #4.6: Re-elect Mr. Donald Bryden as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #4.7.1: Approve to indicate Mr. Robert                            ISSUER          NO           N/A               N/A
Castaigne as an Independent Board Member

PROPOSAL #4.7.2: Approve to indicate Mr. Jean Pierre                       ISSUER          NO           N/A               N/A
Hansen as an Independent Board Member

PROPOSAL #4.7.3: Approve to indicate Mr. Siegfried                         ISSUER          NO           N/A               N/A
Luther as an Independent Board Member

PROPOSAL #4.7.4: Approve to indicate Mr. Donald                            ISSUER          NO           N/A               N/A
Bryden as an Independent Board Member

PROPOSAL #5.1: Grant authority to repurchase of up to                      ISSUER          NO           N/A               N/A
 20% of issued share capital

PROPOSAL #5.2: Approve the reissuance as well as                           ISSUER          NO           N/A               N/A
cancellation of repurchased shares

PROPOSAL #6.1: Approve the Stock Option Plan                               ISSUER          NO           N/A               N/A

PROPOSAL #6.2: Approve the maximum grant up to EUR                         ISSUER          NO           N/A               N/A
7.5 million for the plan expose under Resolution 6.1

PROPOSAL #7.: Approve the change of the control                            ISSUER          NO           N/A               N/A
clause for the stock options

PROPOSAL #8.: Transact other business                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPAGNIE NATIONALE A PORTEFEUILLE SA, GERPINNES
  TICKER:                N/A             CUSIP:     B2474T107
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Approve to cancel 2,200,000 NPM/CNP                         ISSUER          NO           N/A               N/A
own shares in accordance with Article 620 Section 1
of the code on Companies

PROPOSAL #1.B: Approve to reduce the unavailable                           ISSUER          NO           N/A               N/A
reserve set up for the holding of own shares which
will be reduced up to a maximum of the value at which
 these shares we re entered into the statement of
assets and liabilities

PROPOSAL #1.C: Amend the Article 5 and title X of the                      ISSUER          NO           N/A               N/A
 Articles of Association in order to make the
representation of the share capital and its history
consistent with the cancellation of 2,200,000 own
shares

PROPOSAL #2.A: Approve the special report drawn up by                      ISSUER          NO           N/A               N/A
 the Board of Director's in accordance with sub-
paragraph 2 of Article 604 of the code on companies,
indicating the specific circumstances in which it may
 use the authorized capital and the objectives which
in so doing, it will be pursuing

PROPOSAL #2.B: Approve to renew the authorization                          ISSUER          NO           N/A               N/A
given to the Board of Directors, for a period of 5
years with effect from the publication date in the
annexes of the moniteur belge of the authorization to
 be granted by the EGM of 16 APR 2009, to carry out
increases in capital, up to a maximum sum of EUR
50,000,000.00, in one or more stages, under the
conditions stipulated by the legal provisions in
accordance with the procedures to be laid down by the
 Board

PROPOSAL #2.C: Approve to renew the authorization                          ISSUER          NO           N/A               N/A
given to the Board of Directors, for a period of 5
years with effect from the publication date in the
annexes of the moniteur belge of the authorization to
 be granted by the EGM of 16 APR 2009, to carry out
in accordance with the legal provisions, the issue,
in one or more stages, of convertible bonds or bonds
redeemable in shares subordinated or otherwise, of
application rights or of other financial instruments,
 whether or not linked to bonds or to other
securities and which may give rise eventually to
increases in capital, up to a maximum sum of EUR
50,000,000.00 the a foresaid increases in capital may
 be carried out with or without an issue premium

PROPOSAL #2.D: Authorize the Board of Directors in                         ISSUER          NO           N/A               N/A
the context of these authorizations in the event of
the issue of the above securities, in the corporate
interest and incompliance with the conditions
prescribed by the legal provisions, to limit or to
withdraw the priority right of the shareholders, even
 in favour of one or more particular persons other
than the members of the Company or of its
subsidiaries where it is a case of ruling on
increases in capital to be subscribed for in cash, or
 issues of convertible bonds, bonds redeemable in
shares application rights or other financial

PROPOSAL #2.E: Authorize the Board of Director's                           ISSUER          NO           N/A               N/A
where it makes use of these authorizations to adapt
the wording of the Articles of Association for the
purpose of amending the amount of the share capital
or the number of shares, to supplement the history of
 the capital and indicate the extent to which it has
made use of its power to increase the capital

PROPOSAL #2.F: Adopt Article 7 of the Articles of                          ISSUER          NO           N/A               N/A
Association

PROPOSAL #3.: Amend Article 10 of the Articles of                          ISSUER          NO           N/A               N/A
Association

PROPOSAL #4.: Amend Article 13 TER of the Articles of                      ISSUER          NO           N/A               N/A
 Association

PROPOSAL #5.: Amend Article 14 BIS of the Articles of                      ISSUER          NO           N/A               N/A
 Association

PROPOSAL #6.: Amend Article 22 of the Articles of                          ISSUER          NO           N/A               N/A
Association

PROPOSAL #7.: Amend Article 28 of the Articles of                          ISSUER          NO           N/A               N/A
Association

PROPOSAL #8.: Amend Article 29 of the Articles of                          ISSUER          NO           N/A               N/A
Association

PROPOSAL #9.: Approve to confer all power                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPAL COMMUNICATIONS INC
  TICKER:                N/A             CUSIP:     Y1690U109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of endorsement and guarantee                     ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.2 per share

PROPOSAL #B.3: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR             AGAINST
monetary loans

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.6: Other issued and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPAL ELECTRONICS INC
  TICKER:                N/A             CUSIP:     Y16907100
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, staff bonus and capital
reserves, proposed stock dividend: 2 for 1,000 shares
 held, proposed bonus issue: 3 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
asset acquisition or disposal

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B81.1: Elect Mr. Hsu, Sheng-                                     ISSUER          YES        AGAINST           AGAINST
Hsiung/Shareholder No: 23 as a Director

PROPOSAL #B81.2: Elect Mr. Medica John                                     ISSUER          YES        AGAINST           AGAINST
Kevin/Shareholder No: 562334 as a Director

PROPOSAL #B81.3: Elect Mr. Chen, Jui-                                      ISSUER          YES        AGAINST           AGAINST
Tsung/Shareholder No: 83 as a Director

PROPOSAL #B81.4: Elect Mr. Hsu, Wen-Being/Shareholder                      ISSUER          YES        AGAINST           AGAINST
 No: 15 as a Director

PROPOSAL #B81.5: Elect Mr. Shen, Wen-                                      ISSUER          YES        AGAINST           AGAINST
Chung/Shareholder No: 19173 as a Director

PROPOSAL #B81.6: Elect Mr. Lin, Kuang-Nan/Shareholder                      ISSUER          YES        AGAINST           AGAINST
 No: 57 as a Director

PROPOSAL #B81.7: Elect Kinpo Electronics,                                  ISSUER          YES        AGAINST           AGAINST
Inc./Shareholder No: 85 as a Director

PROPOSAL #B81.8: Elect Mr. Chang, Yung-                                    ISSUER          YES        AGAINST           AGAINST
Ching/Shareholder No: 2024 as a Director

PROPOSAL #B81.9: Elect Mr. Wong, Chung-                                    ISSUER          YES        AGAINST           AGAINST
Pin/Shareholder No: 1357 as a Director

PROPOSAL #B8110: Elect Mr. Kung, Shao-Tsu/Shareholder                      ISSUER          YES        AGAINST           AGAINST
 No: 2028 as a Director

PROPOSAL #B8111: Elect Mr. Hsu, Chiung-                                    ISSUER          YES        AGAINST           AGAINST
Chi/Shareholder No: 91 as a Director

PROPOSAL #B8112: Elect Mr. Wea, Chi-Lin/Id No:                             ISSUER          YES        AGAINST           AGAINST
J100196868 as a Director

PROPOSAL #B82.1: Elect Mr. Ko, Charng-                                     ISSUER          YES        AGAINST           AGAINST
Chyi/Shareholder No: 55 as a Supervisor

PROPOSAL #B82.2: Elect Mr. Chou, Yen-Chia/Shareholder                      ISSUER          YES        AGAINST           AGAINST
 No: 60 as a Supervisor

PROPOSAL #B82.3: Elect Mr. Hsu, Sheng-                                     ISSUER          YES        AGAINST           AGAINST
Chieh/Shareholder No: 3 as a Supervisor

PROPOSAL #B.9: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.10: Other issues and extraordinary motions                     ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA DE BEBIDAS DAS AMERS - AMBEV
  TICKER:                N/A             CUSIP:     P0273S135
  MEETING DATE:          10/7/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Adapt the Corporate ByLaws to the                            ISSUER          YES        AGAINST           AGAINST
provisions of the legislation applicable to the
Northeast Investment Fund Fundo DE Investiment OS DO
Nordeste, or Finor, excluding its Article 9, with the
 consequent renumbering of the remaining Articles,
and including a sole paragraph to its current Article

PROPOSAL #II.: Approve to extinguish the Company's                         ISSUER          YES          FOR               FOR
Consultative Council, removing from the Corporate
ByLaws its Article 32 through to 34 and the
respective paragraphs, renumbering the remaining, and
 amend the Paragraph 2 of the current Article 19

PROPOSAL #III.: Approve, as a result of the                                ISSUER          YES          FOR               FOR
resolutions passed by the Company's Board of
Directors in a meeting held on 25 JUL 2008, which
confirmed the subscription and paying in of 431,336
new common shares and 61,451 new Preferred Shares
issued in accordance with the decision of the EGM
held on 28 APR 2008, to give new wording to Article 5
 of the Company' s Corporate ByLaws

PROPOSAL #IV.: Amend the main part of current Article                      ISSUER          YES          FOR               FOR
 10 of the Corporate ByLaws, adapting it as a result
of the reverse split of shares approved in the EGM
held on 29 JUN 2007, so that the Company's authorized
 capital be reduced to 700,000,000 shares

PROPOSAL #V.: Approve, as a result of the resolutions                      ISSUER          YES        AGAINST           AGAINST
 mentioned in Items I to IV, to consolidate the
Corporate ByLaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA DE BEBIDAS DAS AMERS - AMBEV
  TICKER:                N/A             CUSIP:     P0273S135
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the accounts of the Board of                         ISSUER          YES          FOR               FOR
Directors, examine, discuss and vote on the financial
 statements regarding the 2008 FY

PROPOSAL #II.: Approve the allocation of the net                           ISSUER          YES          FOR               FOR
profit for the FY, as well as to ratify the
allocation of interest over own capital and dividends
 approved by the Board of Directors in meetings held
on 03 APR 2008, 11 JUL 2008, 24 SEP 2008 and 22 DEC

PROPOSAL #III.: Ratify the amounts paid on account of                      ISSUER          YES          FOR               FOR
 total remuneration attributed to the Members of the
Board of Directors of the Company for the 2008 FY and
 to set the total remuneration of the Members of the
Board of Directors for the 2009 FY

PROPOSAL #IV.: Elect the Members of the Fiscal                             ISSUER          YES        AGAINST           AGAINST
Committee of the Company and their respective
substitutes for the 2009 FY and approve to set their
total remuneration for the 2009 FY

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA DE BEBIDAS DAS AMERS - AMBEV
  TICKER:                N/A             CUSIP:     P0273S135
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve an increase of the share                             ISSUER          YES          FOR               FOR
capital of the Company, in the amount of BRL
101,322,170.37 , corresponding to the capitalization
of 70% of the tax benefit received by the Company
with the partial amortization of the special premium
reserve in the 2008 fiscal year, in accordance with
the terms of the main part of Article 7 of national
securities commission instruction number 319/99,
through the issuance of 803,660 common shares and
388,967 preferred shares, at the issue price of BRL
80.14 and BRL 94. 91, respectively, which will be
subscribed for and paid in by Interbrew International
 B.V. and Ambrew S.A, both subsidiaries of Anheuser
Busch Inbev N.V. S.A., which is the parent Company of
 the Company, with the preemptive right in the
subscription of up to 282,765 common shares and up to
 455,906 preferred shares being assured to the other
shareholders, in the proportion of 0.314536611% of
the respective ownership interests held on the day
that this general meeting is held, with each share
type being observed, for the same price indicated
above, for payment in money at the time of
subscription, in accordance with the proposal from

PROPOSAL #II.: Approve a new capital increase of the                       ISSUER          YES          FOR               FOR
Company in the amount of BRL 43,423,815.89,
corresponding to the capitalization of 30% of the tax
 benefit received by the Company with the partial
amortization of the special premium reserve in the
2008 FY, without the issuance of new shares

PROPOSAL #III.: Approve items I and II above, to give                      ISSUER          YES          FOR               FOR
 new wording to Article 5 of the Corporate Bylaws of
the Company

PROPOSAL #IV.: Amend paragraph 2 of Article 19 of the                      ISSUER          YES          FOR               FOR
 Corporate Bylaws, in such a way as to make it
possible that the Committees created by the Board of
Directors also have members who do not belong to the
Board of Directors

PROPOSAL #V.: Amend the Corporate Bylaws to                                ISSUER          YES          FOR               FOR
extinguish the position of Director General for North
 America, as well as to rename the position of
Director General for Latin America, which will come
to be called Director General and which will belong
to the Chief Executive Officer of the Company

PROPOSAL #VI.: Approve the result of the decisions                         ISSUER          YES          FOR               FOR
referred to in item V above, to give new wording to
Articles 25, 26 and 28 of the Corporate Bylaws of the
 Company and to approve their consolidation

PROPOSAL #VII.: Approve the protocol and                                   ISSUER          YES          FOR               FOR
justification of merger having as its purpose the
merger, by the Company, of its wholly owned
subsidiary Goldensand Comercio E Servicos, Sociedade
Unipessoal Lda, Madeira free trade zone established
under the laws of the republic of Portugal
Goldensand, which was signed by the management of the
 Company and of Goldensand on 20 FEB 2009

PROPOSAL #VIII.: Ratify the hiring of a special Ized                       ISSUER          YES          FOR               FOR
Company responsible for the preparation of the
valuation report f or the assets of Goldensand to be
merged, at book value, by the Company valuation report

PROPOSAL #IX.: Approve the valuation report and the                        ISSUER          YES          FOR               FOR
merger referred to in item VII

PROPOSAL #X.: Authorize the Managers of the Company                        ISSUER          YES          FOR               FOR
to do all the acts necessary for the implementation
and formalization of the merger referred to in item

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA DE GAS DE SAO PAULO-COMGAS
  TICKER:                N/A             CUSIP:     P3055H194
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Consideration of the accounts of the                         ISSUER          NO           N/A               N/A
Administrators, examination, discussion and voting on
 the financial statements regarding the FYE on 31 DEC
 2008

PROPOSAL #II.: Allocation of the net profit regarding                      ISSUER          NO           N/A               N/A
 the FYE on 31 DEC 2008 and distribution of dividends

PROPOSAL #III.: Elect the Members of the Finance                           ISSUER          YES          FOR               FOR
Committee

PROPOSAL #IV.: capital budget for 2009                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PA
  TICKER:                N/A             CUSIP:     P8228H104
  MEETING DATE:          7/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Corporate Bylaws that will                         ISSUER          YES          FOR               FOR
amend and renumber the Chapters and the Articles in
the following manner: Chapter I Articles 1 and 2,
Chapter II Articles 3 and 4, Chapter III Article 5,
Chapter IV Article 6, Chapter V Articles 7, 8, 9, 10,
 11, 12, 13 and 14, Chapter VI Articles 15, 16, 17,
18 and 19, Chapter VII Articles 20, 21 and 22,
Chapter VIII Articles 23, 24, 25, 26 and 27, Chapter
IX Articles 28 and 29, Chapter   X, Articles 30,
Chapter XI Article 31, Chapter XII Articles 32, 33,
34, 35, 36 and 37, Chapter XIII Article 38, Chapter
XIV Articles 39, 40, 41, 42 and 43, Chapter XV
Article 44 and Chapter XVI Articles 45 and 46

PROPOSAL #2.: Elect a Member of the Board of Directors                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PA
  TICKER:                N/A             CUSIP:     P8228H104
  MEETING DATE:          4/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Member of the Board of                             ISSUER          YES        AGAINST           AGAINST
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PA
  TICKER:                N/A             CUSIP:     P8228H104
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify the codec option number                               ISSUER          YES          FOR               FOR
200.2008, which deals with the annual leave of the
Executive officers of the Companies controlled by the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PA
  TICKER:                N/A             CUSIP:     P8228H104
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to take cognizance of the                            ISSUER          YES        AGAINST           AGAINST
accounts of the Administrators and financial
statements accompanied by the opinions of the finance
 committee and External Auditors, relating to the
2008 FY, in accordance with the report of the
Administration, the balance sheet and corresponding
explanatory notes

PROPOSAL #II.: Approve the destination of the YE                           ISSUER          YES          FOR               FOR
results of 2008

PROPOSAL #III.: Elect the Members of the Finance                           ISSUER          YES        AGAINST           AGAINST
Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA DE TRANSMISSAO DE  ENERGIA ELECTRICA PAU
  TICKER:                N/A             CUSIP:     P30576113
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To amend the Article 1 of the bylaws                         ISSUER          NO           N/A               N/A

PROPOSAL #2.: To ratify the election of employee                           ISSUER          NO           N/A               N/A
representative to the Board of Directors

PROPOSAL #3.: To elect Fiscal Council Member in                            ISSUER          NO           N/A               N/A
accordance with the Article 161 of the Brazilian
Corporations Law [Lei6404/76]

PROPOSAL #4.: To ratify capital budget for the 2008-                       ISSUER          NO           N/A               N/A
2010 period

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA ENERGETICA DE MINAS GERAIS
  TICKER:                N/A             CUSIP:     P2577R102
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
and financial statements for the FYE 31 DEC  2008 as
well as the respective complementary documents

PROPOSAL #2.: Approve the allocation of the net                            ISSUER          YES          FOR               FOR
profit from the 2008 FY, in the amount of BRL
1,887.035, and from the balance of the heading of
accumulated profit, in the amount of BRL 17,877.000
in accordance wit h that which is provided for in
Article 192 of Law 6404 of 15 DEC 1975, as amended

PROPOSAL #3.: Approve to set the manner and date for                       ISSUER          YES          FOR               FOR
payment of interest on own capital and dividends of
BRL 943.518

PROPOSAL #4.: Elect the Members and Substitute                             ISSUER          YES        AGAINST           AGAINST
Members of the Finance Committee and approve to set
their remuneration

PROPOSAL #5.: Elect the Members and Substitute                             ISSUER          YES        AGAINST           AGAINST
Members of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA ENERGETICA DE MINAS GERAIS
  TICKER:                N/A             CUSIP:     P2577R102
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital                        ISSUER          YES          FOR               FOR
from BRL 2,481,507,565.00 to BRL 3,101,884,460.00
with the issuance of new shares, through the
capitalization of BRL 620,376,895.00, with BRL
606,454,665.00 coming from part of the profit
retention reserves and BRL 13,922,230.00 in reference
 to the incorporation of the installments paid as
principal corrected to the month of DEC 1995 in
accordance with Article 5 of the contractual
instrument for the assignment of credit from the
outstanding balance of the results to offset account
CRC entered into between the state of minas gerais
and the Company, distributing to the shareholders, as
 a consequence, a bonus of 25.000000151 % in new
shares, of the same type as the old ones and with a

PROPOSAL #2.a: Grant authority for the Executive                           ISSUER          YES          FOR               FOR
Committee to take measures relative to the bonus: the
 attribution of the bonus of 25.000000151 % in new
shares, of the same type as the old ones and with a
par value of BRL 5.00, to the shareholders who are
the owners of the shares that make up the capital of
BRL 2,481,507,565.00, whose names are listed in the
nominative share registry book on the date that these
 general meetings are held

PROPOSAL #2.b: Grant authority for the Executive                           ISSUER          YES          FOR               FOR
Committee to take measures relative to the bonus: the
 sale on the Stock Exchange of securities in whole
numbers of nominative shares resulting from the sum
of the remaining fractional shares, resulting from
the mentioned bonus and division of the net product
of the sale, proportionally, among the shareholders

PROPOSAL #2.c: Grant authority for the Executive                           ISSUER          YES          FOR               FOR
Committee to take measures relative to the bonus to
establish that all of the shares resulting from this
bonus will be entitled to the same rights granted to
the shares that gave rise to them

PROPOSAL #2.d: Grant authority for the Executive                           ISSUER          YES          FOR               FOR
Committee to take measures relative to the bonus to
pay the shareholders proportionally, the product of
the sum of the remaining fractions together with the
first installment of the dividends relative to the
2008 FY

PROPOSAL #3.: Amend the main part of Article 4 of the                      ISSUER          YES          FOR               FOR
 Corporate Bylaws, as a result of the mentioned
increase of corporate capital

PROPOSAL #4.: Approve to set the remuneration of the                       ISSUER          YES          FOR               FOR
Company's Directors

PROPOSAL #5.a: Approve to examine, discussion and                          ISSUER          YES          FOR               FOR
voting on the management report and financial
statements, in reference to the FYE on 31 DEC 2008,
as well as on the respective complementary documents

PROPOSAL #5.b: Approve the allocation of net profit                        ISSUER          YES          FOR               FOR
from the 2008 FY, in the amount of BRL 709,358 in
accordance with the provisions of Article 192 of Law
6404 of 15 DEC 1976, as amended

PROPOSAL #5.c: Approve to determine the form and date                      ISSUER          YES          FOR               FOR
 of payment of interest on own capital and of the
complementary dividends, in the amount of BRL 666,296

PROPOSAL #5.d: Elect the full and alternate Members                        ISSUER          YES        AGAINST           AGAINST
of the Finance Committee

PROPOSAL #5.e: Approve to change the composition of                        ISSUER          YES        AGAINST           AGAINST
the Board of Directors as a result of resignation, if
 there is a change in the composition of the Board of
 Directors of Cemig

PROPOSAL #5.f: Amend the Articles 20, 22 and 23 of                         ISSUER          YES          FOR               FOR
the Corporate Bylaws, with a view to the possibility
of preparing semiannual or intermediary balance
sheets in reference to shorter periods, as well as
the payment of intermediary or interim dividends and
a provision for the payment of interest on
shareholders equity in substitution of the dividend

PROPOSAL #6.a: Approve to examine, discussion and                          ISSUER          YES          FOR               FOR
voting on the management report and financial
statements, in reference to the FYE on 31 DEC 2008,
as well as on the respective complementary documents

PROPOSAL #6.b: Approve the allocation of net profit                        ISSUER          YES          FOR               FOR
from the 2008 FY, in the amount of BRL 985,753 in
accordance with the provisions of Article 192 of law
6404 of 15 DEC 1976, as amended

PROPOSAL #6.c: Approve to determine the form and date                      ISSUER          YES          FOR               FOR
 of payment of interest on own capital and of the
complementary dividends, in the amount of BRL 492,877

PROPOSAL #6.d: Elect the full and alternate members                        ISSUER          YES        AGAINST           AGAINST
of the Finance Committee

PROPOSAL #6.e: Approve to change the composition of                        ISSUER          YES        AGAINST           AGAINST
the Board of Directors as a result of resignation, if
 there is a change in the composition of the Board of
 Directors of Cemig

PROPOSAL #6.f: Amend the Articles 20, 22 and 23 of                         ISSUER          YES          FOR               FOR
the Corporate Bylaws, with a view to the possibility
of preparing semiannual or intermediary balance
sheets in reference to shorter periods, as well as
the payment of intermediary or interim dividends and
a provision for the payment of interest on
shareholders equity in substitution of the dividend

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA ENERGETICA DE MINAS GERAIS
  TICKER:                N/A             CUSIP:     P2577R102
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the nomination of the                                ISSUER          YES        AGAINST           AGAINST
specialized Company Hirashima and Associados
Consultoria EM Transacoes Societarias LTDA, for the
preparation of an evaluation report on the assets of
Terna Participacoes S.A

PROPOSAL #2.: Approve the economic financial                               ISSUER          YES        AGAINST           AGAINST
evaluation report on the assets of Terna
Participacoes S.A. prepared by Hirashima and
Associados Consultoria EM Transacoes Societarias
LTDA, in APR 2009, with the base date of 31 DEC 2008,
 under the terms of Article 8, 1 and 6 of law number

PROPOSAL #3.: Ratify the signing, by Cemig, as                             ISSUER          YES        AGAINST           AGAINST
consenting party and guarantor of all Cemig Geracao E
 Transmissao S.A., obligations under the share
purchase and sale contract entered into between Cemig
 GT and Terna SPA, of which the purpose is the
acquisition of 173,527,113 common shares of Terna

PROPOSAL #4.: Approve the guidance for the vote for                        ISSUER          YES        AGAINST           AGAINST
the representative of the Company in the EGM of Cemig
 Geracao E Transmissao S.A., specially called under
the terms and for the effects of Article 256 of law
number 6404 1976

PROPOSAL #5.: Authorize the Company to invest in the                       ISSUER          YES        AGAINST           AGAINST
acquisition of assets, so as to have, in the year
2009, an investments acquisitions Ladija Index of up
to the limit of 125 % limit, an amount greater than
the bylaw imposed limit

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA ENERGETICA DE MINAS GERAIS
  TICKER:                N/A             CUSIP:     P2577R110
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the nomination of the                                ISSUER          NO           N/A               N/A
specialized Company Hirashima and Associados
Consultoria Em Transacoes Societarias Ltda, for the
preparation of an evaluation report on the assets of
terna Participacoes S.A

PROPOSAL #2.: Approve the economic financial                               ISSUER          NO           N/A               N/A
evaluation report on the assets of Terna
Participacoes S.A. prepared by Hirashima and
Associados Consultoria Em Transacoes Societarias
Ltda, in APR 2009, with the base date of 31 DEC 2008,
 under the terms of Article 8, 1 and 6 of Law number

PROPOSAL #3.: Ratify the signing, by Cemig, as                             ISSUER          NO           N/A               N/A
consenting party and guarantor of all Cemig Geracao E
 Transmissao S.A., obligations under the share
purchase and sale contract entered into between Cemig
 Gt and Terna Spa, of which the purpose is the
acquisition of 173,527,113 common shares of Terna

PROPOSAL #4.: Guidance for the vote for the                                ISSUER          NO           N/A               N/A
representative of the Company in the EGM of Cemig
Geracao E Transmissao S.A., specially called under
the terms and for the effects of Article 256 of Law
number 6404/1976,

PROPOSAL #5.: Authorize the Company may invest in the                      ISSUER          NO           N/A               N/A
 acquisition of assets, so as to have, in the year
2009, an investments acquisitions Ladija index of up
to the limit of 125% limit, an amount greater than
the By law imposed limit

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA ENERGETICA DE SAO PAULO
  TICKER:                N/A             CUSIP:     P25784193
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To take the accounts of the Director's                       ISSUER          NO           N/A               N/A
and financial statements relating to FYE 31 DEC 2008

PROPOSAL #2.: No distribution of dividends to the                          ISSUER          NO           N/A               N/A
shareholders for the 2008 FY in light of the loss

PROPOSAL #3.: The use of part of the capital reserves                      ISSUER          NO           N/A               N/A
 to absorb the balance of the accumulated losses
account, in accordance with Article 200, Line I of
Law 6404/76

PROPOSAL #4.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #5.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee and your respective substitute

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA PARANAENSE DE ENERGIA
  TICKER:                ELP             CUSIP:     20441B407
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #03: ELECTION OF BOARD OF DIRECTORS MEMBERS,                      ISSUER          YES        AGAINST           AGAINST
 DUE TO THE END OF THE TERM OF OFFICE.

PROPOSAL #04: ELECTION OF FISCAL COMMITTEE MEMBERS,                        ISSUER          YES        AGAINST           AGAINST
DUE TO THE END OF THE TERM OF OFFICE.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA PARANAENSE DE ENERGIA - COPEL
  TICKER:                N/A             CUSIP:     P30557139
  MEETING DATE:          12/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: The majority shareholders to decide on                       ISSUER          NO           N/A               N/A
filling the vacancy in the Company's Fiscal Council
caused by resignation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                RIOPR           CUSIP:     204412100
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: THE APPROVAL FOR THE PROTOCOL AND                            ISSUER          YES          FOR               FOR
JUSTIFICATION OF THE CONSOLIDARION OF MINERACAO ONCA
PUMA S.A. INTO VALE PURSUANT TO ARTICLES 224 AND 225
OF THE BRAZILIAN CORPORATE LAW.

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF ACAL                            ISSUER          YES          FOR               FOR
CONSULTORIA E AUDITOR S/S, THE EXPERTS HIRED TO
APPRAISE THE VALUE OF MINERACAO ONCA PUMA S.A.

PROPOSAL #03: TO DECIDE ON THE APPRAISAL REPORT,                           ISSUER          YES          FOR               FOR
PREPARED BY THE EXPERT APPRAISERS.

PROPOSAL #04: THE APPROVAL FOR THE CONSOLIDATION OF                        ISSUER          YES          FOR               FOR
MINERACAO ONCA PUMA S.A. INTO VALE, WITHOUT A CAPITAL
 INCREASE OR THE ISSUANCE OF NEW VALE SHARES.

PROPOSAL #05: TO AMEND ARTICLE 1 OF VALE'S BY-LAWS IN                      ISSUER          YES          FOR               FOR
 ORDER TO REPLACE THE ACRONYM CVRD FOR VALE IN
ACCORDANCE WITH THE NEW GLOBAL BRAND UNIFICATION.

PROPOSAL #06: TO ADJUST ARTICLES 5 AND 6 OF VALE'S                         ISSUER          YES          FOR               FOR
BY-LAWS TO REFLECT THE CAPITAL INCREASE RESOLVED IN
THE BOARD OF DIRECTORS MEETINGS HELD ON JULY 22, 2008
 AND AUGUST 05, 2008.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                RIOPR           CUSIP:     204412100
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O1A: APPRECIATION OF THE MANAGEMENTS'                            ISSUER          YES          FOR               FOR
REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE
FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING

PROPOSAL #O1B: PROPOSAL FOR THE DESTINATION OF                             ISSUER          YES        AGAINST           AGAINST
PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE
INVESTMENT BUDGET FOR VALE

PROPOSAL #O1C: APPOINTMENT OF THE MEMBERS OF THE                           ISSUER          YES       WITHHOLD           AGAINST
BOARD OF DIRECTORS V

PROPOSAL #O1D: APPOINTMENT OF THE MEMBERS OF THE                           ISSUER          YES        AGAINST           AGAINST
FISCAL COUNCIL

PROPOSAL #O1E: ESTABLISHMENT OF THE REMUNERATION OF                        ISSUER          YES          FOR               FOR
THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS

PROPOSAL #E2A: TO CHANGE THE LEGAL NAME OF THE                             ISSUER          YES          FOR               FOR
COMPANY TO VALE S.A., WITH THE CONSEQUENT AMENDMENT
OF ARTICLE 1 OF VALE'S BY-LAWS IN ACCORDANCE WITH THE
 NEW GLOBAL BRAND UNIFICATION

PROPOSAL #E2B: TO ADJUST ARTICLE 5 OF VALE'S BY-LAWS                       ISSUER          YES          FOR               FOR
TO REFLECT THE CAPITAL INCREASE RESOLVED IN THE BOARD
 OF DIRECTORS MEETINGS HELD ON JULY 22, 2008 AND
AUGUST 05, 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                RIO             CUSIP:     204412209
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: THE APPROVAL FOR THE PROTOCOL AND                            ISSUER          YES          FOR               FOR
JUSTIFICATION OF THE CONSOLIDARION OF MINERACAO ONCA
PUMA S.A. INTO VALE PURSUANT TO ARTICLES 224 AND 225
OF THE BRAZILIAN CORPORATE LAW.

PROPOSAL #02: TO RATIFY THE APPOINTMENT OF ACAL                            ISSUER          YES          FOR               FOR
CONSULTORIA E AUDITOR S/S, THE EXPERTS HIRED TO
APPRAISE THE VALUE OF MINERACAO ONCA PUMA S.A.

PROPOSAL #03: TO DECIDE ON THE APPRAISAL REPORT,                           ISSUER          YES          FOR               FOR
PREPARED BY THE EXPERT APPRAISERS.

PROPOSAL #04: THE APPROVAL FOR THE CONSOLIDATION OF                        ISSUER          YES          FOR               FOR
MINERACAO ONCA PUMA S.A. INTO VALE, WITHOUT A CAPITAL
 INCREASE OR THE ISSUANCE OF NEW VALE SHARES.

PROPOSAL #05: TO RATIFY THE APPOINTMENT OF A MEMBER                        ISSUER          YES          FOR               FOR
AND AN ALTERNATE OF THE BOARD OF DIRECTORS, DULY
NOMINATED DURING THE BOARD OF DIRECTORS MEETINGS HELD
 ON APRIL 17, 2008 AND MAY 21, 2008 IN ACCORDANCE
WITH SECTION 10 OF ARTICLE 11 OF VALE'S BY-LAWS.

PROPOSAL #06: AMEND ARTICLE 1 OF VALE'S BY-LAWS TO                         ISSUER          YES          FOR               FOR
REPLACE THE ACRONYM CVRD FOR VALE IN ACCORDANCE WITH
THE NEW GLOBAL BRAND UNIFICATION.

PROPOSAL #07: TO ADJUST ARTICLES 5 AND 6 OF VALE'S                         ISSUER          YES          FOR               FOR
BY-LAWS TO REFLECT THE CAPITAL INCREASE RESOLVED IN
THE BOARD OF DIRECTORS MEETINGS HELD ON JULY 22, 2008
 AND AUGUST 05, 2008.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                RIO             CUSIP:     204412209
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O1A: APPRECIATION OF THE MANAGEMENTS'                            ISSUER          YES          FOR               FOR
REPORT AND ANALYSIS, DISCUSSION AND VOTE ON THE
FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING

PROPOSAL #O1B: PROPOSAL FOR THE DESTINATION OF                             ISSUER          YES        AGAINST           AGAINST
PROFITS OF THE SAID FISCAL YEAR AND APPROVAL OF THE
INVESTMENT BUDGET FOR VALE

PROPOSAL #O1C: APPOINTMENT OF THE MEMBERS OF THE                           ISSUER          YES       WITHHOLD           AGAINST
BOARD OF DIRECTORS

PROPOSAL #O1D: APPOINTMENT OF THE MEMBERS OF THE                           ISSUER          YES        AGAINST           AGAINST
FISCAL COUNCIL

PROPOSAL #O1E: ESTABLISHMENT OF THE REMUNERATION OF                        ISSUER          YES          FOR               FOR
THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS

PROPOSAL #E2A: TO CHANGE THE LEGAL NAME OF THE                             ISSUER          YES          FOR               FOR
COMPANY TO VALE S.A., WITH THE CONSEQUENT AMENDMENT
OF ARTICLE 1 OF VALE'S BY-LAWS IN ACCORDANCE WITH THE
 NEW GLOBAL BRAND UNIFICATION

PROPOSAL #E2B: TO ADJUST ARTICLE 5 OF VALE'S BY-LAWS                       ISSUER          YES          FOR               FOR
TO REFLECT THE CAPITAL INCREASE RESOLVED IN THE BOARD
 OF DIRECTORS MEETINGS HELD ON JULY 22, 2008 AND
AUGUST 05, 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                N/A             CUSIP:     P2605D109
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the change of the corporate                          ISSUER          YES          FOR               FOR
name of the Company to vale S.A., with the consequent
 amendment of Article 1 of the corporate Bylaws,
which seeks to consolidate the new visual identity of
 the Company

PROPOSAL #2.: Amend the Article 5 of the corporate By                      ISSUER          YES          FOR               FOR
 Laws to reflect the capital increase ratified at the
 meetings of the Board of Directors held on 22 JUL
2008 and 05 AUG 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                N/A             CUSIP:     P2605D109
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to examine, discuss and vote                         ISSUER          YES          FOR               FOR
upon the Board of Directors annual report, the
financial statements, relating to FYE 31 DEC 2008

PROPOSAL #2.: Approve the distribution of the fiscal                       ISSUER          YES        AGAINST           AGAINST
years net profits and the budget of capital of the
Company

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #4.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee

PROPOSAL #5.: Approve to set the Directors and                             ISSUER          YES          FOR               FOR
Finance Committees global remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                N/A             CUSIP:     P2605D109
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the corporate name of                      ISSUER          YES          FOR               FOR
 the Company to Vale S.A., with the consequent
amendment of Article 1 of the Corporate Bylaws, which
 seeks to consolidate the new visual identity of the
Company

PROPOSAL #2.: Amend the Article 5th of the Corporate                       ISSUER          YES          FOR               FOR
Bylaws to reflect the capital increase ratified at
the meetings of the Board of Directors held on 22 JUL
 2008 and 05 AUG 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                N/A             CUSIP:     P96609139
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the corporate name of                      ISSUER          YES          FOR               FOR
 the Company to Vale S.A., with the consequent
amendment of Article 1 of the corporate bylaws, which
 seeks to consolidate the new visual identity of the
Company

PROPOSAL #2.: Amend the Article 5 of the corporate                         ISSUER          YES          FOR               FOR
bylaws to reflect the capital increase ratified at
the meetings of the Board of Directors held on 22 JUL
 2008 and 05 AUG 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                N/A             CUSIP:     P96609139
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to examine, discuss and vote                         ISSUER          YES          FOR               FOR
upon the Board of Directors annual report, the
financial statements, relating to FYE 31 DEC 2008

PROPOSAL #2.: Approve the distribution of the fiscal                       ISSUER          YES        AGAINST           AGAINST
years net profits and budget of capital of the Company

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #4.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee

PROPOSAL #5.: Approve to set the Directors and                             ISSUER          YES          FOR               FOR
Finance Committees global remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANHIA VALE DO RIO DOCE
  TICKER:                N/A             CUSIP:     P96609139
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the corporate name of                      ISSUER          YES          FOR               FOR
 the Company to Vale S.A., with the consequent
amendment of Article 1 of the corporate bylaws, which
 seeks to consolidate the new visual identity of the
Company

PROPOSAL #2.: Amend the Article 5 of the corporate                         ISSUER          YES          FOR               FOR
bylaws to reflect the capital increase ratified at
the meetings of the Board of Directors held on 22 JUL
 2008 and 05 AUG 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANIA DE MINAS BUENAVENTURA S.A.A.
  TICKER:                BVN             CUSIP:     204448104
  MEETING DATE:          10/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE ISSUANCE OF UNSECURED                         ISSUER          YES          FOR             AGAINST
NOTES, AND DELEGATE THE POWER TO THE THE BOARD OF
DIRECTORS TO FIX THE FINAL CONDITIONS FOR THE
ISSUANCE, SUCH AS AMOUNT, TERM, PRICE AND OTHERS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANIA DE MINAS BUENAVENTURA S.A.A.
  TICKER:                BVN             CUSIP:     204448104
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE ANNUAL REPORT AS OF                           ISSUER          YES          FOR             AGAINST
DECEMBER, 31, 2008. A PRELIMINARY VERSION OF THE
ANNUAL REPORT WILL BE AVAILABLE IN THE COMPANY'S WEB
SITE HTTP://WWW.BUENAVENTURA.COM/IR/.

PROPOSAL #02: TO APPROVE THE FINANCIAL STATEMENTS AS                       ISSUER          YES          FOR             AGAINST
OF DECEMBER, 31, 2008, WHICH WERE PUBLICLY REPORTED
AND ARE IN OUR WEB SITE
HTTP://WWW.BUENAVENTURA.COM/IR/.

PROPOSAL #03: TO APPOINT ERNST AND YOUNG (MEDINA,                          ISSUER          YES          FOR             AGAINST
ZALDIVAR, PAREDES Y ASOCIADOS) AS EXTERNAL AUDITORS
FOR FISCAL YEAR 2009.

PROPOSAL #04: TO APPROVE THE PAYMENT OF A CASH                             ISSUER          YES          FOR             AGAINST
DIVIDEND ACCORDING TO THE COMPANY'S DIVIDEND POLICY*.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANIA DE TELECOMUNICACIONES DE CHILE
  TICKER:                CTC             CUSIP:     204449300
  MEETING DATE:          10/7/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL TO MODIFY THE COMPANY'S                             ISSUER          YES          FOR               FOR
BYLAWS, TO REFLECT THE APPROVED AGREEMENTS, AS SET
FORTH IN THE COMPANY'S NOTICE OF MEETING ENCLOSED

PROPOSAL #02: APPROVAL TO ADOPT THE NECESSARY                              ISSUER          YES          FOR               FOR
PROCEDURES TO FORMALIZE THE AGREEMENTS REACHED AT THE
 EXTRAORDINARY SHAREHOLDERS' MEETING.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANIA DE TELECOMUNICACIONES DE CHILE
  TICKER:                CTC             CUSIP:     204449300
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL TO MODIFY THE COMPANY'S                             ISSUER          YES          FOR               FOR
BYLAWS, TO REFLECT THE APPROVED AGREEMENTS, ITS TERMS
 AND CONDITIONS, AS SET FORTH IN THE COMPANY'S NOTICE
 OF MEETING ENCLOSED HEREWITH. *

PROPOSAL #02: APPROVAL TO ADOPT THE NECESSARY                              ISSUER          YES          FOR               FOR
PROCEDURES TO FORMALIZE THE AGREEMENTS REACHED AT THE
 EXTRAORDINARY SHAREHOLDERS' MEETING.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPANIA ESPANOLA DE PETROLEOS SA CEPSA, MADRID
  TICKER:                N/A             CUSIP:     E44902166
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual account, the                              ISSUER          YES          FOR               FOR
Management report and the Board Management of the
Company and the consolidated group, application of
the 2008 result

PROPOSAL #2.1: Ratify Mr. Santiago Bergareche                              ISSUER          YES          FOR               FOR
Busquets as Board Member

PROPOSAL #2.2: Ratify Mr. Joel Vigneras as Board                           ISSUER          YES        AGAINST           AGAINST
Member
PROPOSAL #2.3: Ratify Mr. Jean-Luc Guiziou as Board                        ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #2.4: Re-elect Mr. Juan Rodriguez Inciarte                        ISSUER          YES        AGAINST           AGAINST
as Board Member

PROPOSAL #2.5: Re-elect Mr. Ernesto Mata Lopez as                          ISSUER          YES        AGAINST           AGAINST
Board Member

PROPOSAL #3.: Appoint or ratify in this case of the                        ISSUER          YES        AGAINST           AGAINST
Company's Administrators

PROPOSAL #4.: Approve to renew the powers for issue                        ISSUER          YES          FOR               FOR
bonds, promissory notes and other fixed income
securities

PROPOSAL #5.: Approve the modification of the Article                      ISSUER          YES          FOR               FOR
 26 and 51 of the meeting Bylaws

PROPOSAL #6.: Re-elect Deloitte as an External Auditor                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the delegation of powers to                          ISSUER          YES          FOR               FOR
public the agreements adopted in the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPASS GROUP PLC, CHERTSEY SURREY
  TICKER:                N/A             CUSIP:     G23296182
  MEETING DATE:          2/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' annual                      ISSUER          YES          FOR               FOR
 report and accounts and the Auditors' report thereon

PROPOSAL #2.: Receive and adopt the Directors'                             ISSUER          YES          FOR               FOR
remuneration report

PROPOSAL #3.: Declare a final dividend on the                              ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #4.: Elect Mr. Tim Parker as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Richard Cousins as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Mr. Andrew Martin as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #9.: Grant authority to allot shares                              ISSUER          YES          FOR               FOR
[Section 80]

PROPOSAL #S.10: Grant authority to allot shares for                        ISSUER          YES          FOR               FOR
cash [Section 89]

PROPOSAL #S.11: Grant authority to purchase shares                         ISSUER          YES          FOR               FOR

PROPOSAL #12.: Approve the donations to EU political                       ISSUER          YES          FOR               FOR
organizations

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COMPUTERSHARE LTD
  TICKER:                N/A             CUSIP:     Q2721E105
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors' report and the Auditor's report for the YE
 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #3.: Re-elect Mr. A. N. Wales as a Director,                      ISSUER          YES          FOR               FOR
 who retires from the office under Clause 66 of the
Company's Constitution

PROPOSAL #4.: Re-elect Mr. S. D. Jones as a Director,                      ISSUER          YES          FOR               FOR
 who retires from the office under Clause 66 of the
Company's Constitution

PROPOSAL #5.: Elect Mrs. N. P. Withnall as a                               ISSUER          YES          FOR               FOR
Director, who retires from the office under Clause 65
 of the Company's Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CONSOLIDATED MEDIA HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Q2784N109
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the                                  ISSUER          NO           N/A               N/A
consolidated financial statements of the Company and
its controlled entities, and the reports of the
Directors and the Auditor for the FYE 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. John Alexander as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Clause 6.1[f] of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Geoffrey Dixon as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Clause 6.1[f] of the Company's Constitution

PROPOSAL #2.C: Re-elect Mr. Ashok Jacob as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Clause 6.1[f] of the Company's Constitution

PROPOSAL #2.D: Re-elect Mr. Michael Johnston as a                          ISSUER          YES        AGAINST           AGAINST
Director, who retires by rotation in accordance with
Clause 6.1[f] of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CONTACT ENERGY LTD
  TICKER:                N/A             CUSIP:     Q2818G104
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors                             ISSUER          YES          FOR               FOR
contact's to fix the Auditor's fees and expenses

PROPOSAL #2.: Re-elect Mr. Phillip Pryke as a                              ISSUER          YES        AGAINST           AGAINST
Director of the Contact

PROPOSAL #3.: Re-elect Mr. John Milne as a Director                        ISSUER          YES        AGAINST           AGAINST
of the Contact

PROPOSAL #4.: Approve to increase the total                                ISSUER          YES        AGAINST           AGAINST
Directors' remuneration payable annually to all the
Directors taken together for their services as
Directors of Contact by NZD 730,000, from NZD 770,000
 to NZD 1,500,000 and that such increase take effect
from 01 JUL 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CORETRONIC CORPORATION
  TICKER:                N/A             CUSIP:     Y1756P119
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of capital injection by                          ISSUER          NO           N/A               N/A
issuing new shares or global depositary receipt

PROPOSAL #A.4: The status of buyback treasury stocks                       ISSUER          NO           N/A               N/A
and conditions of transferring to employees

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution:                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 2.2 per share

PROPOSAL #B.3: Approve the capital injection to issue                      ISSUER          YES          FOR               FOR
 new shares or global depositary receipt

PROPOSAL #B.4: Approve the Joint-Venture in Peoples                        ISSUER          YES          FOR               FOR
Republic of China

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
asset acquisition or disposal

PROPOSAL #B.7: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.8: Other issue and extraordinary motions                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CORIO NV
  TICKER:                N/A             CUSIP:     N2273C104
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting and announcements                     ISSUER          NO           N/A               N/A

PROPOSAL #2.: Report of the Management Board on the                        ISSUER          NO           N/A               N/A
2008 FY

PROPOSAL #3.: Amendment of the dividend policy                             ISSUER          NO           N/A               N/A

PROPOSAL #4.: Adopt the financial statements for the                       ISSUER          YES          FOR               FOR
2008 FY

PROPOSAL #5.A: Approve to declare a dividend of EUR                        ISSUER          YES          FOR               FOR
2.64 per share for 2008

PROPOSAL #5.b: Approve to provide shareholders with a                      ISSUER          YES          FOR               FOR
 choice whereby each shareholder may choose to either
 receive the dividend entirely in cash less 15%
dividend tax, or entirely in shares payable out of
the share premium reserves, or a combination thereof,
 provided that in connection with the fiscal
obligation to pay dividends under the FBI
requirements a maximum percentage of the total
dividend will be determined and may be paid out in
shares, this maximum percentage will be announced at
the latest on the shareholders meeting of 17 APR

PROPOSAL #6.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Management Board for the 2008 FY

PROPOSAL #7.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Supervisory Board for the 2008 FY

PROPOSAL #8.a: Approve that Mr. Doets and Mr. Doijer                       ISSUER          YES          FOR               FOR
will be resigning in accordance with the rotation
schedule as of the close of the general meeting of
shareholders

PROPOSAL #8.b: Re-appoint Mr. Doijer as Member of the                      ISSUER          YES          FOR               FOR
 Supervisory Board, subject to the condition
precedent that the General Meeting of Shareholders
does not exercise its right as stated at 8 [c] and
does not request an extension of time for the motions
 in order to make a recommendation.

PROPOSAL #8.c: Approve to recommend persons to be                          ISSUER          YES          FOR               FOR
proposed as the Supervisory Board Members

PROPOSAL #8.d: Approve, as soon as the condition                           ISSUER          YES          FOR               FOR
precedent referred to at 8 (b) enters into force, the
 Supervisory Board will table the motion to re-
appoint Mr. Doijer

PROPOSAL #8.e: Approve to recommend a person to be                         ISSUER          YES          FOR               FOR
proposed for the appointment as Member of the
Supervisory Board, however the person recommended by
the Supervisory Board does have the consent of the
works council, motion by the Supervisory Board to
appoint Mr. G. A. Beijer as Member of the Supervisory
 Board subject to the condition precedent that the
general meeting of shareholders does not exercise its
 right as stated at 8 [f] and does not request an
extension of time for the motions in order to make a
recommendation, furthermore the Dutch Authority on
financial markets [Autoriteit Financiele Markten]
should establish the dependability [Betrouwbaarheid]
of Mr. Beijer as required by Article 4:10 of the
Dutch Act on financial supervision [Wet op het
financieel toezicht]

PROPOSAL #8.f: Approve to recommend persons to be                          ISSUER          YES          FOR               FOR
proposed as Supervisory Board Members

PROPOSAL #8.g: Appoint Mr. Beijer, as soon as the                          ISSUER          YES          FOR               FOR
condition precedent referred to at 8 [e] enters into
force

PROPOSAL #9.: Re-appoint KPMG Accountants N.V as the                       ISSUER          YES          FOR               FOR
External Auditor for the 2009 FY

PROPOSAL #10.: Amend the Articles of Association                           ISSUER          YES          FOR               FOR
including an authorization to execute the deed of
amendment

PROPOSAL #11.: Approve the language of the financial                       ISSUER          YES          FOR               FOR
statements and the annual report

PROPOSAL #12.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #13.: Closing                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CORPBANCA
  TICKER:                N/A             CUSIP:     ADPV02736
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the memory, general balance,                         ISSUER          YES          FOR               FOR
financial statements and the report of the External
Auditors corresponding to Year 2008 exercise

PROPOSAL #2.: Approve the designation of the External                      ISSUER          YES          FOR               FOR
 Auditors for Year 2009

PROPOSAL #3.: Approve to fix the remuneration of the                       ISSUER          YES          FOR               FOR
Members of the Board of Directors

PROPOSAL #4.: Approve to inform about the operations                       ISSUER          YES          FOR               FOR
referred to in Article 44 of the Law 18.046

PROPOSAL #5.: Approve the distribution of 100% of the                      ISSUER          YES          FOR               FOR
 revenues corresponding to the exercise 2008 exercise
 equivalent to CLP 56.310.425.238, and paying CLP
0.25452585986414 per share; If approved, it will be
paid at end of the session, this dividend will be
paid to all the shareholders with positions
registered as of 5 banking days prior to the payment

PROPOSAL #6.: Approve the continuation of the                              ISSUER          YES          FOR               FOR
Dividends Policy which currently states a
distribution of dividends of at least 50% of the
revenues per exercise

PROPOSAL #7.: Approve to fix the remunerations and                         ISSUER          YES          FOR               FOR
budget of the Directors Committee and report their
activities

PROPOSAL #8.: Approve to fix the remunerations and                         ISSUER          YES          FOR               FOR
budget of the Audit Committee and report their
activities

PROPOSAL #9.: Approve to designate the newspaper for                       ISSUER          YES          FOR               FOR
publications

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CORPORACION FINANCIERA ALBA SA, MADRID
  TICKER:                N/A             CUSIP:     E33391132
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the individual and consolidated                      ISSUER          YES          FOR               FOR
 annual accounts of the exercise 2008

PROPOSAL #2.: Approve the Management of the Board of                       ISSUER          YES          FOR               FOR
Directors of 2008

PROPOSAL #3.: Approve to distribute profits and pay                        ISSUER          YES        AGAINST           AGAINST
dividend

PROPOSAL #4.: Appoint and re-elect the Board Members                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Grant authority for the acquisition of                       ISSUER          YES          FOR               FOR
own shares

PROPOSAL #6.: Approve to reduce the social capital                         ISSUER          YES          FOR               FOR
through the amortization of shares that part of the
Company a date of the OGM

PROPOSAL #7.: Approve to transfer the surfeit of                           ISSUER          YES          FOR               FOR
legal reserve to voluntary reserve

PROPOSAL #8.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
increase the social capital until the limit of the
Corporations Act

PROPOSAL #9.: Approve the Delegation of the faculty                        ISSUER          YES          FOR               FOR
of issued fixed income securities until a max of
500.000.000 euros

PROPOSAL #10.: Grant authority for the execution of                        ISSUER          YES          FOR               FOR
the agreements

PROPOSAL #11.: Approve the minutes                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CORPORACION GEO SAB DE CV
  TICKER:                N/A             CUSIP:     P3142C117
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the report from the Board of                         ISSUER          YES          FOR               FOR
Directors under the terms of Article 172 of the
General Mercantile Company law and Article 28,
subsection IV of the securities market law concerning
 the operations and results of the Company and the
operations and activities in which it intervened in
accordance with the securities market law during the
FYE on 31 DEC 2007, including the individual and
consolidated financial statements of the Company and
the report on the compliance with the tax obligations
 in accordance with that provided by subsection XX of
 Article 86 of the income tax law

PROPOSAL #II.: Receive the report of the Director                          ISSUER          YES          FOR               FOR
General in accordance with the Article 172 of the
General Mercantile Company law and 28, Section IV
line B of the securities market law accompanied by
the opinion of the outside Auditor and the opinion of
 the Board of Director's regarding the report of the
Director General in compliance with Article 21 of the
 corporate ByLaws

PROPOSAL #III.: Receive the annual report of the                           ISSUER          YES          FOR               FOR
Audit and corporate practices committee on its
activities in accordance with the Article 36, part IV
 line A of the corporate bylaws and Article 28 , part
 IV, line A of the security market law

PROPOSAL #IV.: Approve the allocation of results from                      ISSUER          YES          FOR               FOR
 the FYE on 31 DEC 2008

PROPOSAL #V.: Approve to determine the maximum amount                      ISSUER          YES          FOR               FOR
 of funds that can be allocated to purchase of the
Company's own shares in accordance with Article 12 of
 the Corporate bylaws and Article 56, line IV, of the
 securities market law

PROPOSAL #VI.: Appoint the Members of the Board of                         ISSUER          YES        AGAINST           AGAINST
Directors and Secretary for the Company

PROPOSAL #VII.: Ratify the Members of the Audit and                        ISSUER          YES        AGAINST           AGAINST
corporate practices committee; appoint the
Chairperson of each one of said committees in
compliance with that which is provided in the Article
 43 of the securities market law

PROPOSAL #VIII: Approve the remuneration for Members                       ISSUER          YES          FOR               FOR
of the Board of Directors of the Company, full and
alternate, Secretary and Members of the Audit and
corporate practice committee

PROPOSAL #IX.: Approve the designation of delegates                        ISSUER          YES          FOR               FOR
who will carry out and formalize the resolutions
passed by the AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CORPORATE EXPRESS AUSTRALIA LIMITED
  TICKER:                N/A             CUSIP:     Q28881102
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial report,                         ISSUER          NO           N/A               N/A
the Directors' report and the Auditor's report of the
 Company for the YE 31 JAN 2009

PROPOSAL #2.A: Re-elect Mr. Bjorn Maarud as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires under Clause
18.6 of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Peter Ventress as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires under Clause
18.6 of the Company's Constitution

PROPOSAL #2.C: Re-elect Mr. Paul Hitchcock as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires under Clause
18.6 of the Company's Constitution

PROPOSAL #2.D: Re-elect Mr. Ian Pollard as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation under Clause
 19.2 of the Company's Constitution

PROPOSAL #2.E: Re-elect Mr. John Randall as a                              ISSUER          YES          FOR               FOR
Director of the Company who retires by rotation under
 Clause 19.2 of the Company's Constitution

PROPOSAL #2.F: Re-elect Mr. Grant Logan as a Director                      ISSUER          YES        AGAINST           AGAINST
 of the Company, who retires by rotation under Clause
 19.2 of the Company's Constitution

PROPOSAL #3.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company to offer to the Company's Chief Executive
Officer and Managing Director, Mr. Paul Hitchcock,
pursuant to the Corporate Express Australia Limited
Long Term Incentive Plan, up to a maximum number of
600,000 performance share rights over ordinary shares
 in the capital of the Company, and upon exercise of
those rights, a maximum number of 600,000 fully paid
ordinary shares in the capital of the Company

PROPOSAL #4.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company to offer to the Company's Chief Operating
Officer Mr. Malcolm Keefe, pursuant to the Corporate
Express Australia Limited Long Term Incentive Plan,
up to a maximum number of 306,000 performance share
rights over ordinary shares in the capital of the
Company, and upon exercise of those rights, a maximum
 number of 306,000 fully paid ordinary shares in the
capital of the Company

PROPOSAL #5.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company to offer to the Company's Chief Financial
Officer Mr. Grant Logan, pursuant to the Corporate
Express Australia Limited Long Term Incentive Plan,
up to a maximum number of 306,000 performance share
rights over ordinary shares in the capital of the
Company, and upon exercise of those rights, a maximum
 number of 306,000 fully paid ordinary shares in the
capital of the Company

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company to offer to the Company's Chief Information
Officer and an Alternative Executive Director, Mr.
Garry Whatley, pursuant to the Corporate Express
Australia Limited Long Term Incentive Plan, up to a
maximum number of 200,000 performance share rights
over ordinary shares in the capital of the Company,
and upon exercise of those rights, a maximum number
of 200,000 fully paid ordinary shares in the capital
of the Company

PROPOSAL #7.: Appoint Ernst and Young as the Auditor                       ISSUER          YES          FOR               FOR
by the Board of Directors of the Company to fill a
casual vacancy under Section 327C of the Corporations
 act is effective until the Company's next AGM,
continue in office as the Auditor of the Company

PROPOSAL #8.: Adopt the remuneration report as                             ISSUER          YES          FOR               FOR
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CORPORATION BANK
  TICKER:                N/A             CUSIP:     Y1755Q134
  MEETING DATE:          8/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet of the Bank as at 31 MAR 2008, profit and loss
account of the Bank for the YE 31 MAR 2008, the
report of the Board of Directors on the working and
activities of the Bank for the period covered by the
accounts and the Auditors' report on the balance
sheet and accounts

PROPOSAL #2.: Approve the payment of interim dividend                      ISSUER          YES          FOR               FOR
 and declare a final dividend on equity shares for
the FY 2007-2008

PROPOSAL #3.: Elect 3 Directors, who are elected from                      ISSUER          YES        AGAINST           AGAINST
 amongst shareholders other than the Central
Government pursuant to Section 9(3)(i) of the Banking
 Companies [Acquisition and Transfer of Undertakings]
 Act, 1980 read with relevant Scheme, Regulations and
 Notification made thereunder, as the Directors of
the Bank to assume Office from the date following the
 date of this meeting and hold office for a period of
 3 years from the date of such assumption

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COSAN SA INDUSTRIA E COMERCIO
  TICKER:                N/A             CUSIP:     P31573101
  MEETING DATE:          8/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the financial statements                            ISSUER          YES          FOR               FOR
relating to the FYE on 30 APR 2008

PROPOSAL #A.2: Elect the Members of the Board of                           ISSUER          YES          FOR               FOR
Director and Finance Committee, and their respective
Substitutes

PROPOSAL #A.3: Approve to set the total remuneration                       ISSUER          YES          FOR               FOR
of the Administrators and the Members of the Finance
Committee

PROPOSAL #E.1: Approve to change the proposal from                         ISSUER          YES          FOR               FOR
the Board of Directors in relation to the close of
the FY of the Company to March 31 at each year, with
the consequent amendment of Article 31 of the
Corporate Bylaws

PROPOSAL #E.2: Approve the acquisition of Benalcool                        ISSUER          YES          FOR               FOR
S.A. the acquisition and Benalcool, respectively, in
accordance with that which was stated through the
notices to the market dated 14 FEB 2008 and 18 FEB
2008, in accordance with the terms of Article 256 of
law number 6404/76, in accordance with line II and
Paragraph 2nd of the mentioned Article, the
shareholders who dissent from the decision of the
meeting to approve the acquisition will have the
right to withdraw from the Company through
reimbursement of the value of their shares, in the
amount of BRL 12.20 per share, on the basis of the
shareholders' equity stated in the Company's annual
financial statements for the FYE on 30 APR 2008, as
released by the Company, observing that which is
decided on by the AGM called above in this regard the
 dissenting shareholders will have the right to
withdraw on the basis of the share ownership in the
custodial positions verified at the end of the day on
 12 AUG 2008, with the physical and financial
settlement of the transactions carried out in trading
 on the 'Bovespa' Bolsa De Valores De Sao Paulo S/A
on that day being respected, I at the Companhia
Brasilei Ra De Liquidacao E Custodia CBLC, and II at
the depositary institution for the shares of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COSAN SA INDUSTRIA E COMERCIO
  TICKER:                N/A             CUSIP:     P31573101
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Amend the Articles 22 and 24 and its                         ISSUER          YES          FOR               FOR
sole paragraph, of the main part of Article 27 and of
 Article 28 of the Corporate Bylaws of the Company,
for the following purposes i) inclusion, in the
matters that are within the authority of the Board of
 Directors, of the power to decide on the hiring or
designation of Executives to compose or assist the
administration of the Company, ii) change of the
designation of officers, as follows a) from general
Vice President Officer to Vice President for
operations officer, with an increase in the scope of
this Officer's authority, b) from financial Vice
President and investor relations Officer to Vice
President for finance and investor relations Officer,
 with an increase in the scope of this Officer's
authority, c ) from commercial Vice President Officer
 to commercial and logistical Vice President Officer,
 iii) extinction of the positions created in the
Bylaws of Administrative Vice President Officer,
industrial Vice President Officer and Agricultural
Vice President Officer, iv) creation of the positions
 of executive officer for Mergers and acquisitions,
executive legal officer and 2 Executive Officers
without a particular designation, with the definition
 of their respective authority

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COSAN SA INDUSTRIA E COMERCIO
  TICKER:                N/A             CUSIP:     P31573101
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve the merger protocol and                              ISSUER          YES          FOR               FOR
justification of Curupay Participacoes S.A. by the
Company

PROPOSAL #B.: Ratify the appointment and hiring of                         ISSUER          YES          FOR               FOR
Deloitte Touche Tohmatsu Independent Auditors as the
Company responsible for preparing the valuation
report, at book value, of the net worth of Curupay
Paticipacoes S.A

PROPOSAL #C.: Approve the evaluation report referred                       ISSUER          YES          FOR               FOR
to in item 'B' above

PROPOSAL #D.: Approve to decide on concerning the                          ISSUER          YES          FOR               FOR
merger of Curupay Paticipacoes S.A. into the Company
and the consequent increase in the share capital of
the Company, through the issuance of common shares to
 be allocated to Rezende Barbosa S.A. Administracao E
 Participacoes, the sole shareholder in Curupay
Participacoes S.A., as a result of the merger of the
net worth of Curupay Participacoes S.A. into the
Company, with the consequent amendment of the main
part of Article 5 of the Company's Corporate By-laws

PROPOSAL #E.: Authorize the administration of the                          ISSUER          YES          FOR               FOR
Company to take all measures necessary for the
carrying out of the merger of Curupay Participacoes
S.A. into the Company, should it be approved

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COSCO CORPORATION (SINGAPORE) LTD
  TICKER:                N/A             CUSIP:     Y1764Z208
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report                      ISSUER          YES          FOR               FOR
 and Audited financial statements for the FYE 31 DEC
2008 together with the Auditor's Report thereon

PROPOSAL #2.: Approve to declare a 1st and Final                           ISSUER          YES          FOR               FOR
Dividend of SGD 0.04 per ordinary share for the YE 31
 DEC 2008

PROPOSAL #3.: Approve to declare a Special Dividend                        ISSUER          YES          FOR               FOR
of SGD 0.03 per ordinary share for the year ended 31
DEC 2008

PROPOSAL #4.: Approve the payment of Director's fees                       ISSUER          YES          FOR               FOR
of SGD 234,167 for the YE 31 DEC 2008

PROPOSAL #5.: Re-elect Mr. Li Jian Hong as a Director                      ISSUER          YES        AGAINST           AGAINST
 who retires in accordance with Article 98 of the
Articles of Association of the Company

PROPOSAL #6.: Re-elect Dr. Wang Kai Yuen as a                              ISSUER          YES        AGAINST           AGAINST
Director who retires in accordance with Article 98 of
 the Articles of Association of the Company

PROPOSAL #7.: Re-elect Mr. Jiang Li Jun as a Director                      ISSUER          YES        AGAINST           AGAINST
 who retires in accordance with Article 104 of the
Articles of Association of the Company

PROPOSAL #8.: Re-elect Mr. Zhang Liang as a Director                       ISSUER          YES        AGAINST           AGAINST
who retires in accordance with Article 104 of the
Articles of Association of the Company

PROPOSAL #9.: Re-appoint Mr. Tom Yee Lat Shing as a                        ISSUER          YES        AGAINST           AGAINST
Director, who retire under Section 153[6] of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM of the Company

PROPOSAL #10.: Re-appoint Messrs.                                          ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as Auditors and to
authorize the Directors to fix their remuneration

PROPOSAL #11.: Authorize the Directors, pursuant the                       ISSUER          YES          FOR               FOR
Section 161 of the Companies Act [Chapter 50] and the
 Listing Rules of the Singapore Exchange Securities
Trading Limited [the Listing Rules], to allot and
issue:- [a] shares in the capital of the
Company[whether by way of bonus, rights or
otherwise]; or [b] convertible securities; or [c]
additional securities issued pursuant to Rule 829 of
the Listing Rules; or [d] shares arising from the
conversion of convertible securities in this
Resolution, at any time and upon such terms and
conditions and for such purposes as the Directors may
 in their absolute discretion deem fit provided that
: the aggregate number of shares and convertible
securities that may be issued shall not be more than
50% of the issued shares in the capital of the
Company [calculated in accordance with this
Resolution], of which the aggregate number of shares
and convertible securities issued other than on a pro
 rata basis to existing shareholders must be not more
 than 20% of the issued shares in the capital of the
Company [calculated in accordance with this
Resolution]; and for the purpose of determining the
aggregate number of shares and convertible securities
 that may be issued pursuant to this Resolution, the
percentage of issued share capital shall be
calculated based on the issued shares in the capital
of the Company at the time of the passing of this
resolution after adjusting for [a] new shares arising
 from the conversion or exercise of any convertible
securities; [b] new shares arising from exercising
share options or vesting of share awards outstanding
or subsisting at the time of the passing of this
resolution and; [c] any subsequent consolidation or
subdivision of shares; and [Authority expires the
earlier or until the next AGM of the Company or the
date by which the next AGM of the Company is required

PROPOSAL #12.: Authorize the Directors to offer and                        ISSUER          YES        AGAINST           AGAINST
grant options [Options] in accordance with the
provisions of the Cosco Group Employees' Share Option
 Scheme 2002 [Scheme] and to allot and issue from
time to time such number of shares in the capital of
the Company as may be required to be issued pursuant
to the exercise of Options granted under the Scheme,
provided that the total number of Shares to be
offered under the Scheme shall not in total exceed
[15] % of the issued share capital of the Company on
the day preceding any Offer Date at any time and from
 time to time during the existence of the Scheme

PROPOSAL #13.: Approve the renewal of the mandate for                      ISSUER          YES          FOR               FOR
 the purposes of Chapter 9 of the Listing Manual of
the SGX-ST, for the Company, its subsidiaries and
associated companies or any of them to enter into any
 of the transactions falling within the types of
Interested Person Transactions, particulars of which
are as specified to the annual report of the Company
for the FYE 31 DEC 2008 with any party who is of the
class of Interested Persons as specified provided
that such transactions are made on normal commercial
terms and will not be prejudicial to the interests of
 the Company and its minority shareholders and in
accordance with the review procedures as specified;
and authorize the Audit Committee of the Company to
take such actions as it deems proper in respect of
such procedures and/or to modify or implement such
procedures as may be necessary to take into
consideration any amendment to Chapter 9 of the
Listing Manual of the SGX-ST which may be prescribed
by the SGX-ST from time to time; and authorize the
Directors of the Company to complete and do all such
acts and things [including all such documents as may
be required] as they may consider expedient or
necessary or in the interests of the Company to give
effect to this Resolution; and [Authority expires the
 earlier or until the conclusion of the next AGM of
the Company or the date by which the next AGM of the
Company is required by law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COSCO PAC LTD
  TICKER:                N/A             CUSIP:     G2442N104
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                            ISSUER          YES          FOR               FOR
statements and the Directors' and the Independent
Auditor's reports of the Company for the YE 31 DEC

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.i.a: Re-elect Mr. Li Jianhong as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.i.b: Re-elect Ms. Sun Yueying as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.i.c: Re-elect Mr. Xu Minjie as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.i.d: Re-elect Mr. He Jiale as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.i.e: Re-elect Dr. Wong Tin Yau, Kelvin as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.i.f: Re-elect Mr. Chow Kwong Fai, Edward                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.i.g: Re-elect Dr. Fan Hsu Lai Tai, Rita                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.ii: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor and authorize the Directors to fix the
remuneration of the Auditor

PROPOSAL #5.A: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 [Directors], subject to this resolution, to allot,
issue and deal with additional shares of HKD 0.10
each in the capital of the Company [Shares] and to
make or grant offers, agreements and options
[including warrants, bonds, notes and other
securities which carry rights to subscribe for or are
 convertible into shares] which would or might
require shares to be allotted during and after the
relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of passing this resolution,
and the said approval shall be limited accordingly,
otherwise than pursuant to: i) a rights issue [as
specified] or ii) an issue of shares upon the
exercise of subscription rights under any Option
Scheme or similar arrangement for the time being
adopted for the grant or issue to the grantee as
specified in such scheme or similar arrangement of
shares or rights to acquire the shares or iii) an
issue of Shares pursuant to any scrip dividends or
similar arrangement providing for allotment of shares
 in lieu of the whole or part of the dividend on
shares in accordance with the Bye-laws of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Bye-laws of the

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to this resolution, to repurchase
shares of HKD 0.10 each in the capital of the Company
 [shares] on The Stock Exchange of Hong Kong Limited
[Stock Exchange] or on any other Stock Exchange on
which the shares of the Company may be listed and
recognized by The Securities and Futures Commission
of Hong Kong and the Stock Exchange for this purpose,
 subject to and in accordance with all applicable
Laws and the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange or of any
 other Stock Exchange as amended from time to time
during the relevant period, provided that the
aggregate nominal amount of the shares to be
repurchased by the Company pursuant to the said
approval shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of passing this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Bye-Laws of the Company and the

PROPOSAL #5.C: Approve, subject to the passing of the                      ISSUER          YES        AGAINST           AGAINST
 Resolutions 5.A and 5.B as specified, to extend the
general mandate granted to the Directors of the
Company to exercise the powers of the Company to
allot, issue and deal with additional shares of HKD
0.10 each in the Company [Shares] pursuant to the
Resolution 5.A, by the addition thereto of an amount
representing the aggregate nominal amount of Shares
in the capital of the Company repurchased by the
Company under the authority granted pursuant to the
Resolution 5.B, provided that such extended amount
shall not exceed 10% of the aggregate nominal amount
of the issued share capital of the Company as at the
date of passing the Resolution 5.B

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COSMO OIL COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J08316101
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Directors,
Adopt Reduction of Liability System for Outside
Auditors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                COUNTRY GARDEN HOLDINGS CO LTD, GUANGDONG
  TICKER:                N/A             CUSIP:     G24524103
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements and the report of the Directors
and the Independent Auditor's report of the Company
for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.a: Re-elect Mr. CUI Jianbo as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.b: Re-elect Ms. YANG Huiyan as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.c: Re-elect Mr. OU Xueming as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.d: Re-elect Mr. TONG Wui Tung, Ronald as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.e: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the Directors' Fee

PROPOSAL #4.: Re-appoint Auditors of the Company and                       ISSUER          YES          FOR               FOR
authorize the Board of Directors of the Company to
fix their remunerations

PROPOSAL #5.: Authorize the Directors, subject to                          ISSUER          YES        AGAINST           AGAINST
paragraph (c) below, and pursuant to the Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited [the Listing Rules], to
 allot, issue and deal with any unissued shares in
the capital of the Company and to make or grant
offers, agreements and options [including but not
limited to warrants, bonds and debentures convertible
 into shares of the Company] during and after the
relevant period; (a) above, otherwise than pursuant
to i) a Right Issue [as hereinafter defined; or ii)
an issue of shares upon the exercise of options which
 may be granted under any share option scheme or
under any option scheme or similar arrangement for
the time being adopted for the grant or issue to
officers and/or employees of the Company and/or any
of its subsidiaries or any other person of shares or
rights to acquire shares of the Company; or iii) any
scrip dividend schemes or similar arrangements
providing for the allotment and issue of shares in
lieu of the whole or part of a dividend on shares of
the Company in accordance with the Articles of
Association of the Company; or iv) a specific
authority granted by the shareholders of the Company
in general meeting shall not exceed 20% of the total
nominal value of the share capital of the Company in
issue at the date of the passing of this resolution
and the said approval shall be limited accordingly
[Authority expires the earlier of the conclusion of
the next AGM of the Company; or the expiration of the
 period within which the next AGM of the Company is
required by the Articles of Association of the
Company or any applicable Laws of the Cayman Islands

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to paragraph (b) below, to repurchase shares
 of the Company during the relevant period, on the
Stock Exchange of Hong Kong Limited [the Stock
Exchange] or on any other Stock Exchange on which the
 shares of the Company may be listed and which is
recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for this purpose,
 subject to and in accordance with all applicable
Laws and/or the requirements of the Listing Rules or
of any other Stock Exchange as amended from time to
time; the aggregate nominal value of the shares of
the shares of the Company, and authorize the Company
to repurchase pursuant to the approval in paragraph
(a) above during the relevant period [as hereinafter
defined] shall not exceed 10% of the total nominal
value of the share capital of the Company in issue at
 the date of the passing of this resolution, and the
authority granted pursuant to paragraph (a) above
shall be limited accordingly; and for the purposes of
 this resolution, [Authority expires the earlier
conclusion of the next AGM of the Company or the
expiration of the period with which the next AGM of
the Company is required by the Articles of
Association of the Company or any applicable Laws of

PROPOSAL #7.: Approve, conditional upon the ordinary                       ISSUER          YES        AGAINST           AGAINST
resolutions set out in paragraphs 5 and 6 of the
notice convening this meeting being passed, the
general mandate granted to the Directors to allot,
issue and deal in any unissued shares pursuant to the
 ordinary resolution set out in paragraph 5 of the
notice convening this meeting, to by the addition to
the aggregate nominal value of the share capital of
the Company ; authorize the Directors, to allot ,
pursuant to such general mandate of an amount
representing the aggregate nominal value of the share
 capital of the Company repurchased by the Company
under the authority granted pursuant to the ordinary
resolution set out in paragraph 6 of the notice
convening this meeting, provided that such extended
amount shall not exceed 10% of the total nominal
value of the share capital of the Company in issue at
 the date of the passing of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CPFL ENERGIA S A
  TICKER:                N/A             CUSIP:     P3179C105
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.I: Amend the main part of lines A and B                        ISSUER          YES          FOR               FOR
of the sole paragraph of Article 19 and to
consolidate the Company's Corporate bylaws, to
reflect the following amendments in the structure of
the Executive Committee, the extinction of the
position of Executive vice-president of Strategy and
regulation and the Creation of the position of
Executive vice-president of Business development

PROPOSAL #A.II: Amend the main part of lines A and B                       ISSUER          YES          FOR               FOR
of the sole paragraph of Article 19 and to
consolidate the Company's Corporate bylaws, to
reflect the following amendments in the structure of
the Executive Committee, provision to the Chief
Executive Officer of the powers of the Corporate
Strategy development and regulatory Management
coordination of the Company and the controlled

PROPOSAL #A.III: Amend the main part of lines A and B                      ISSUER          YES          FOR               FOR
 of the sole paragraph of Article 19 and to
consolidate the Company's Corporate bylaws, to
reflect the following amendments in the structure of
the Executive Committee, definition of the powers of
the Executive vice-president of business development,
 to wit Evaluate the potential and plan the
development of new business, as well as related or
complementary activities in the areas of
distribution, generation and sale of electrical energy

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CPFL ENERGIA S A
  TICKER:                N/A             CUSIP:     P3179C105
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve the Director's accounts, to                          ISSUER          YES          FOR               FOR
examine, discuss and approve the Company's
consolidated financial statements for the FYE 31 DEC
2008

PROPOSAL #B.: Approve the distribution of net profits                      ISSUER          YES          FOR               FOR
 from the 2008 FY and to pay Company dividends

PROPOSAL #C.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors and their respective substitutes

PROPOSAL #D.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Company Administrators

PROPOSAL #E.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee and their respective substitutes

PROPOSAL #F.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Members of the Finance Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CREDICORP LTD
  TICKER:                N/A             CUSIP:     G2519Y108
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #2.: Approve the consolidated financial                           ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #3.: Approve the External Auditors and                            ISSUER          YES        AGAINST           AGAINST
authorize the Board to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CREDIT AGRICOLE SA, PARIS
  TICKER:                N/A             CUSIP:     F22797108
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's financial                             ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008, as presented, and
the expenses and charges that were not Tax deductible
 of EUR 157,353.00 with a corresponding Tax of EUR
54,177.00

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements for the said FY, in the form presented to
the meeting

PROPOSAL #O.3: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the in come for
the FY of EUR 248,598,945.42, be appropriated as: it
resolves to fund to the legal reserve: EUR
12,429,947.27, it notes that the distributable
income, after the allocation to the legal reserve and
 due to the positive balance on retained earnings of
EUR 5,133,758,198.11, amounts to EUR
5,369,927,196.26, the dividends are of EUR
1,001,854,123.20, the retained earnings will show a
new amount of EUR 4,368,073,073.06; the shareholders
will receive a net dividend of EUR 0.45 per share,
and will entitle to the 40% deduction provided by the
 French Tax Code; this dividend will be paid on 23
JUN 2009; in the event that the Company holds some of
 its own shares on the day the dividend is paid, the
amount of the unpaid dividend on such shares shall be
 allocated to the retained earnings account; and
authorize the Board of Directors to proceed with this
 registration; as required by law, it is reminded
that, for the last 3 FY, the dividends paid, were as:
 EUR 0.94 for FY 2005, entitled to the 40% deduction,
 EUR 1.15 for FY 2006, entitled to the 40% deduction,
 EUR 1.20 for FY 2007, entitled to the 40% deduction

PROPOSAL #O.4: Approve to decide to grant to each                          ISSUER          YES          FOR               FOR
shareholder an option granting the right to receive
the dividend payment in cash or in shares, as per the
 conditions: this option will be effective from 27
MAY 2009 to 11 JUN 2009; after, the shareholders will
 receive the dividend payment in cash as from 23 JUN
2009; if the dividend amount does not correspond to
an integer of shares, the shareholder will receive
the immediately lower number of shares with a
balancing cash adjustment; the new shares will be
created with dividend rights as of 01 JAN 2009

PROPOSAL #O.5: Approve, the special report of the                          ISSUER          YES          FOR               FOR
Auditors on agreements governed by Articles L.225-38
ET sequence of the French Commercial Code, the said
report and the agreements referred to therein

PROPOSAL #O.6: Approve, the special report of the                          ISSUER          YES          FOR               FOR
Auditors on regulated agreements, all the retirement
commitments in favor of Mr. Georges Pauget, General
Manager

PROPOSAL #O.7: Approve, the special report of the                          ISSUER          YES          FOR               FOR
Auditors on regulated agreements, all the retirement
commitments in favor of Mr. Jean-Yves Hocher, Deputy
General Manager

PROPOSAL #O.8: Approve, the special report of the                          ISSUER          YES          FOR               FOR
Auditors on regulated agreements, all the retirement
commitments in favor of Mr. Jacques Lenormand, Deputy
 General Manager

PROPOSAL #O.9: Approve, the special report of the                          ISSUER          YES          FOR               FOR
Auditors on regulated agreements, all the retirement
commitments in favor of Mr. Jean-Frederic De Leusse,
Deputy General Manager

PROPOSAL #O.10: Approve to renew the appointment of                        ISSUER          YES        AGAINST           AGAINST
the Mr. Sas Rue La Boe Tie as a Director for a 3-year
 period

PROPOSAL #O.11: Approve to renew the appointment of                        ISSUER          YES        AGAINST           AGAINST
Mr. Gerard Cazals as a Director for a 3-year period

PROPOSAL #O.12: Approve to renew the appointment of                        ISSUER          YES        AGAINST           AGAINST
Mr. Noel Dupuy as a Director for a 3-year period

PROPOSAL #O.13: Approve to renew the appointment of                        ISSUER          YES        AGAINST           AGAINST
Mrs. Carole Giraud as a Director for a 3-year period

PROPOSAL #O.14: Approve to renew the appointment of                        ISSUER          YES        AGAINST           AGAINST
Mr. Dominique Lefebvre as a Director for a 3-year
period

PROPOSAL #O.15: Approve the appointment of Mr.                             ISSUER          YES        AGAINST           AGAINST
Patrick Clavelou as a Director, to replace Mr.
Bernard Mary, for the remainder of Mr. Bernard Mary's
 term of office, i.e. until the shareholders' meeting
 called to approve the financial statements for the
FYE 31 DEC 2008

PROPOSAL #O.16: Approve to renew the appointment of                        ISSUER          YES        AGAINST           AGAINST
Mr. Patrick Clavelou as a Director for a 3-year period

PROPOSAL #O.17: Appoint the Director, to replace Mr.                       ISSUER          YES          FOR               FOR
Philippe Camus, for the remainder of Mr. Philippe
Camus' term of office, i.e. until the shareholders'
meeting called to approve the financial statements
for the FYE 31 DEC 2010

PROPOSAL #O.18: Approve to award total annual fees of                      ISSUER          YES          FOR               FOR
 EUR 950,000.00 to the Members of the Board of

PROPOSAL #O.19: Authorizes the Board of Directors to                       ISSUER          YES          FOR               FOR
buy the Company's ordinary shares on the stock
market, subject to the conditions: maximum purchase
price: EUR 15.00, maximum number of shares to be
acquired: 10% of the total number of ordinary shares,
 maximum funds invested in the share buybacks: EUR
2,000,000,010.00, which represents 133,333,334
ordinary shares; the number of shares acquired by the
 Company with a view to their retention or their
subsequent delivery in payment or exchange as part of
 a merger, divestment or capital contribution cannot
exceed 5% of the ordinary shares in the Company;
[Authority expires after 18-month period]; it
supersedes the fraction unused of the authorization
granted by the shareholders' meeting of may 21, 2008

PROPOSAL #O.20: Authorize to repurchase up to 10% of                       ISSUER          YES        AGAINST           AGAINST
preference share capital, subject to approval of Item
 23, 24, 36, or 37

PROPOSAL #E.21: Amend the Article 10.2 of Bylaws re:                       ISSUER          YES          FOR               FOR
maximum number of terms for the Directors

PROPOSAL #E.22: Authorize the new class of preferred                       ISSUER          YES        AGAINST           AGAINST
stock and amend Bylaws accordingly, subject to
approval of Item 23, 24, 36, or 37

PROPOSAL #E.23: Authorize the issuance of preferred                        ISSUER          YES        AGAINST           AGAINST
stock with preemptive rights for up to aggregate
nominal amount of EUR 2,226,342,496, subject to
approval of Item 22

PROPOSAL #E.24: Authorize the issuance of preferred                        ISSUER          YES        AGAINST           AGAINST
stock without preemptive rights for up to aggregate
nominal amount of EUR 2,226,342,496, subject to
approval of Item 22

PROPOSAL #E.25: Authorize the Board to increase                            ISSUER          YES        AGAINST           AGAINST
capital in the event of additional demand related to
delegation submitted to shareholder vote above

PROPOSAL #E.26: Authorize the issuance of equity or                        ISSUER          YES          FOR               FOR
equity linked securities with preemptive rights up to
 aggregate nominal amount of EUR 3.3 billion

PROPOSAL #E.27: Authorize the issuance of equity or                        ISSUER          YES          FOR               FOR
equity linked securities without preemptive rights up
 to aggregate nominal amount of EUR 1 billion

PROPOSAL #E.28: Authorize the Board to increase                            ISSUER          YES          FOR               FOR
capital in the event of additional demand related to
delegation submitted to shareholder vote above

PROPOSAL #E.29: Authorize the capital increase of up                       ISSUER          YES          FOR               FOR
to 10% of issued capital for future acquisitions

PROPOSAL #E.30: Authorize the Board to set issue                           ISSUER          YES        AGAINST           AGAINST
price for 10% of issued capital pursuant to issuance
authority without preemptive rights

PROPOSAL #E.31: Approve to set Global Limit for                            ISSUER          YES        AGAINST           AGAINST
capital increase to result from issuance requests
under Items 23 through 30 at EUR 5.5 billion

PROPOSAL #E.32: Approve the issuance of securities                         ISSUER          YES          FOR               FOR
convertible into debt up to an aggregate amount of
EUR 5 billion

PROPOSAL #E.33: Authorize the capitalization of                            ISSUER          YES          FOR               FOR
reserves of up to EUR 1 billion for bonus issue or
increase in par value

PROPOSAL #E.34: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.35: Approve the Stock Purchase Plan                            ISSUER          YES          FOR               FOR
reserved for international employees

PROPOSAL #E.36: Approve the Employee Preferred Stock                       ISSUER          YES        AGAINST           AGAINST
Purchase Plan, subject to approval of Item 22

PROPOSAL #E.37: Approve Employee Preferred Stock                           ISSUER          YES        AGAINST           AGAINST
Purchase Plan for International Employees, Subject to
 approval of Item 22

PROPOSAL #E.38: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.39: Approve the reduction in share                             ISSUER          YES        AGAINST           AGAINST
capital via cancellation of repurchased preference

PROPOSAL #E.40: Authorize the filing of required                           ISSUER          YES          FOR               FOR
documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CREDIT SAISON CO.,LTD.
  TICKER:                N/A             CUSIP:     J7007M109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Reduce Term
of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CREDIT SUISSE GROUP
  TICKER:                N/A             CUSIP:     H3698D419
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Presentation of the annual report,                          ISSUER          NO           N/A               N/A
parent company's 2008 financial statements, Group's
2008 consolidated financial statements and the
remuneration report.

PROPOSAL #1.2: Consultative vote on the remuneration                       ISSUER          YES          FOR               FOR
report.

PROPOSAL #1.3: Approval of the annual report, parent                       ISSUER          YES          FOR               FOR
company's 2008 financial statements and Group's 2008
consolidated financial statements.

PROPOSAL #2: Discharge of the acts of the Members of                       ISSUER          YES          FOR               FOR
the Board of Directors and the Executive Board.

PROPOSAL #3: Appropriation of retained earnings.                           ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Increasing conditional capital for                          ISSUER          YES          FOR               FOR
convertible and warrant bonds.

PROPOSAL #4.2: Renewing and increasing authorized                          ISSUER          YES          FOR               FOR
capital.

PROPOSAL #5.1: Group's Independent auditor.                                ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Presence quorum for Board of                                ISSUER          YES          FOR               FOR
Directors' resolutions.

PROPOSAL #5.3: Deletion of provisions concerning                           ISSUER          YES          FOR               FOR
contributions in kind.

PROPOSAL #6.1.1: Re-elect Hans-Ulrich Doerig as                            ISSUER          YES          FOR               FOR
Director.

PROPOSAL #6.1.2: Re-elect Walter B. Kielholz as                            ISSUER          YES          FOR               FOR
Director.

PROPOSAL #6.1.3: Re-elect Richard E. Thornburgh as                         ISSUER          YES          FOR               FOR
Director.

PROPOSAL #6.1.4: Elect Andreas Koopmann as Director.                       ISSUER          YES          FOR               FOR

PROPOSAL #6.1.5: Elect Urs Rohner as Director.                             ISSUER          YES          FOR               FOR

PROPOSAL #6.1.6: Elect John Tiner as Director.                             ISSUER          YES          FOR               FOR

PROPOSAL #6.2: Election of the independent auditors.                       ISSUER          YES          FOR               FOR

PROPOSAL #6.3: Election of special auditors.                               ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CRH PLC
  TICKER:                N/A             CUSIP:     G25508105
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statement and                          ISSUER          YES          FOR               FOR
report of Directors and the Auditors

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.a: Re-elect Mr. W.P. Egan as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.b: Re-elect Mr. J.M. De Jong as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.c: Re-elect Mr. M. Lee as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #3.d: Re-elect Mr. G.A. Culpepper as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.e: Re-elect Mr. A. Manifold as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.f: Re-elect Mr. W.I. O'mahony as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.g: Re-elect Mr. M.S. Towe as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the remuneration of the Auditors                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital

PROPOSAL #6.: Grant authority to allot shares                              ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the disapplication of pre-                           ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #8.: Grant authority to purchase own                              ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #9.: Amend the Articles of Association re                         ISSUER          YES          FOR               FOR
Treasury Shares

PROPOSAL #10.: Grant authority to re-issue Treasury                        ISSUER          YES          FOR               FOR
Shares

PROPOSAL #11.: Grant authority to allot shares in                          ISSUER          YES          FOR               FOR
lieu of cash dividends

PROPOSAL #12.: Approve the notice period for EGM                           ISSUER          YES          FOR               FOR

PROPOSAL #13.: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CRITERIA CAIXACORP SA
  TICKER:                N/A             CUSIP:     E3641N103
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts and the                          ISSUER          YES          FOR               FOR
Management report of 2008

PROPOSAL #2.: Approve the Management of the Board of                       ISSUER          YES          FOR               FOR
Directors in the year 2008

PROPOSAL #3.: Approve the application of the result                        ISSUER          YES          FOR               FOR
and the distribution of the dividend of 2008

PROPOSAL #4.: Approve the merger by absortion of                           ISSUER          YES          FOR               FOR
Crisegen Inversiones S.L.

PROPOSAL #5.: Approve the merger by absorption of                          ISSUER          YES          FOR               FOR
Caixa Capital Desarrollo S.A.

PROPOSAL #6.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
acquisition of shares

PROPOSAL #7.: Re-elect the Auditor for the next                            ISSUER          YES          FOR               FOR
exercise

PROPOSAL #8.: Authorize and delegation to the Board                        ISSUER          YES          FOR               FOR
of Director for exposition, ratification, correction
execution and development of the resolutions of the
general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CROMPTON GREAVES LTD
  TICKER:                N/A             CUSIP:     Y1788L144
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited Profit                         ISSUER          YES          FOR               FOR
and Loss Account for the YE 31 MAR 2008 and the
Balance Sheet as at that date together with the
Directors' report and the Auditors' report thereon

PROPOSAL #2.: Approve the first, second and third                          ISSUER          YES          FOR               FOR
interim dividends aggregating to INR 1.60 per share

PROPOSAL #3.: Re-appoint Mr. G. Thapar as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #4.: Re-appoint Mr. S.P. Talwar as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint Sharp & Tannan, Chartered                            ISSUER          YES          FOR               FOR
Accountants, as the Statutory Auditors of the
Company, to hold office from the conclusion of this
AGM upto the conclusion of next AGM and authorize the
 Audit Committee of the Board of Directors to fix
their remuneration

PROPOSAL #6.: Approve, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Sections 198,269,309 and 311 read with schedule XIII
and other applicable provisions, if any, of the
Companies Act,1956, and subject to approvals as
necessary, the re-appointment of Mr. S.M. Trehan as a
 Managing Director of the Company for a Period of 2
years from   03 MAY 2009 to 02 MAY 2011, on the terms
 and conditions as specified ; authorize the
Remuneration Committee of the Board, pursuant to the
provisions of Sections198, 310, Schedule XIII and
other provisions of the Companies Act, 1956, if any,
to revise the remuneration package of the Managing
Director as and when necessary, during his tenure,
provided however, the remuneration does not exceed
the ceiling of 5% of the Company's net profit, as
specified by Sections 198, 309 and Schedule XIII of
the Companies Act, 1956; in the event of absence or
inadequacy of profits in any FY, the remuneration as
specified or the revised remuneration approved by the
 Remuneration Committee, as applicable, be paid to
Mr. S.M. Trehan as minimum remuneration, subject to
approvals as necessary, notwithstanding that such
remuneration is in excess of the limits prescribed by
 the Section 198, 309 and Schedule XIII of the
Companies Act, 1956

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CROMPTON GREAVES LTD
  TICKER:                N/A             CUSIP:     Y1788L144
  MEETING DATE:          5/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve in terms of the Section 77A                         ISSUER          YES          FOR               FOR
and all other applicable provisions of the Companies
Act, 1956, Article 8A of the Company's Articles of
Association and the provisions of the Securities and
Exchange Board of India [Buy-back of Securities]
Regulations, 1998 and other approvals as necessary,
consent of the Members be accorded to the Board of
Directors to buy-back from the Members of the
Company, up to 91641648 Equity Shares of INR 2 each,
being 25% of the total existing paid-up equity share
capital comprising of 366566592 equity shares, at a
price of up to INR 170 per equity share, through
utilization of the Securities Premium Account in the
first instance and thereafter the Free Reserves, such
 that the aggregate consideration paid for the shares
 to be bought back does not exceed INR 2241.52
million [being the equivalent of 25% of the Paid-UP
Share Capital plus Free Reserves], based on the
audited accounts of the Company as at 31 MAR 2008;
authorize the Board of Directors to: implement the
buy-back within a period of 12 months from the date
of declaration of the Postal Ballot results, in one
or more tranches, from the Open Market, through Stock
 Exchanges; ii) determine the date for commencement
of buy-back, the actual price at which the buy-back
will be implemented, exact amount to be utilized
towards the buy-back and the exact number of Equity
Shares to be bought back; within the overall amount
and number of shares indicated at [a] above; iii)
terminate the process of buy-back as permissible by
law; iv) decide all matters and take all actions,
whether Regulatory or otherwise, for implementation
of the buy-back; authorize the Board of Directors
[which shall include any Committee that the Board may
 constitute, or any Directors/Officer authorized by
the Board for this purpose], to settle all matters
arising out of and incidental to the above mentioned
buy-back of Equity Shares and further take all
actions as it may, in its absolute discretion, deem
necessary to give effect to this Resolution,
including appointment of merchant banker, brokers and
 other intermediaries, obtaining necessary approvals
and completion of all Regulatory formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CROWN LTD, MELBOURNE
  TICKER:                N/A             CUSIP:     Q3014T106
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To consider the consolidated financial                       ISSUER          NO           N/A               N/A
statements of the Company and its controlled entities
 and the reports of the Directors and the Auditor for
 the FYE 30 JUN 2008

PROPOSAL #2.a: Re-elect Mr. John Alexander as a                            ISSUER          YES        AGAINST           AGAINST
Director, who retires in accordance with Clause 5.1
[f] of the Company's Constitution

PROPOSAL #2.b: Re-elect Mrs. Rowena Danziger as a                          ISSUER          YES          FOR               FOR
Director, who retires in accordance with Clause 5.1
[f] of the Company's Constitution

PROPOSAL #2.c: Re-elect Mr.Geoffrey Dixon as a                             ISSUER          YES          FOR               FOR
Director, who retires in accordance with Clause 5.1
[f] of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CSG HOLDING CO LTD
  TICKER:                N/A             CUSIP:     Y1503G107
  MEETING DATE:          8/20/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the expansion of the Company's                       ISSUER          YES          FOR               FOR
registered capital

PROPOSAL #2.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #3.: Elect the Supervisors                                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve to adjust the allowance for                          ISSUER          YES          FOR               FOR
Independent Directors

PROPOSAL #5.: Appoint the 2008 Audit Firm                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the guarantee for the Company's                      ISSUER          YES        AGAINST           AGAINST
 Subsidiaries

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CSG HOLDING CO LTD
  TICKER:                N/A             CUSIP:     Y1503G107
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve 2008 working report of the                           ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve 2008 working report of the                           ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve 2008 working report of the                           ISSUER          YES          FOR               FOR
Independent Directors

PROPOSAL #4.: Approve 2008 annual report and its                           ISSUER          YES          FOR               FOR
abstract

PROPOSAL #5.: Approve 2008 financial resolution report                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve 2008 Profit Distribution Plan:                       ISSUER          YES          FOR               FOR
1] cash dividend/10 shares [Tax included]: CNY
1.0000; 2] bonus issue from profit [share/10 shares]:
 none; and 3] bonus issue from capital reserve
[share/10 shares]: none

PROPOSAL #7.: Appoint the Company's Audit Firms                            ISSUER          YES          FOR               FOR

PROPOSAL #8.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #9.: Approve a guarantee for the Company's                        ISSUER          YES          FOR               FOR
subsidiaries

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CSK HOLDINGS CORPORATION
  TICKER:                N/A             CUSIP:     J08442105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CSL LTD
  TICKER:                N/A             CUSIP:     Q3018U109
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the reports of the Directors and the Auditors for the
 YE 30 JUN 2008 and to note the final dividend in
respect of the YE 30 JUN 2008 declared by the Board
and paid by the Company

PROPOSAL #2.A: Elect Mr. David Anstice as a Director                       ISSUER          YES          FOR               FOR
of the Company, in accordance with Rule 87 of the
Constitution

PROPOSAL #2.B: Re-elect Ms. Elizabeth Alexander as a                       ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Rule 99[a] of the Constitution

PROPOSAL #2.C: Re-elect Mr. David J Simpson as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Rule 99[a] of the Constitution

PROPOSAL #3.: Adopt the remuneration report [which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report] for the YE 30
JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CSR LTD
  TICKER:                N/A             CUSIP:     Q30297115
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the                         ISSUER          YES          FOR               FOR
reports of the Directors and of the Auditors for the
FYE 31 MAR 2008

PROPOSAL #2.A: Re-elect Ms. Kethleen Conlon as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation at
the close of the meeting in accordance with Clause 55
 of the Company's constitution

PROPOSAL #2.B: Re-elect Mr. Richard Lee as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation at the close
 of the meeting in accordance with Clause 55 of the
Company's constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 31 MAR 2008

PROPOSAL #4.: Approve, with effect from and including                      ISSUER          YES          FOR               FOR
 the FY commencing 01 APR 2008, to increase the
aggregate maximum sum available for the remuneration
of Non-Executive Directors by AUD 300,000 per year to
 AUD 1,450,000 per year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CYRELA BRAZIL RLTY S A  EMPREENDIMENTOS E  PARTICI
  TICKER:                N/A             CUSIP:     P34085103
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to vote upon the Board of                            ISSUER          YES          FOR               FOR
Directors annual report, the financial statements
relating to FY ending 31 DEC 2008

PROPOSAL #II.: Approve the destination of the YE                           ISSUER          YES          FOR               FOR
results of 2008 and distribution of dividends

PROPOSAL #III.: Elect the Members of the Board of                          ISSUER          YES        AGAINST           AGAINST
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CYRELA BRAZIL RLTY S A  EMPREENDIMENTOS E  PARTICI
  TICKER:                N/A             CUSIP:     P34085103
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the global remuneration of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Ratify the increases in the share                            ISSUER          YES        AGAINST           AGAINST
capital, decided on at the meetings of the Board of
Directors held on 12 JUNE 2008, 30 JUNE 2008, 08 OCT
2008, 07 JAN 2009, and 10 FEB 2009 and corresponding
amendment of the Article 6 of the Corporate Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                CYRELA BRAZIL RLTY S A  EMPREENDIMENTOS E  PARTICI
  TICKER:                N/A             CUSIP:     P34085103
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to vote on the amendment of                          ISSUER          YES          FOR               FOR
Article 6 of the Corporate By-laws of the Company
resulting from the Resolution of the Board of
Directors passed at a meeting held on 24 APR 2009 in
such a way as to reflect the increase of the Capital
resolved on there

PROPOSAL #II.A: Approve the merger of Goldsztein                           ISSUER          YES          FOR               FOR
Participacoes S.A., a closely held Company with its
Headquarters at Rua Mostardeiro, 800, Fourth Floor,
in the city of Porto Alegre, State of Rio Grande Do
Sul, with Corporate Tax payer id CNPJ/MF number
07.132.258/0001-90 Goldsztein Participacoes into the
Company, with the consequent extinction of Goldsztein
 Participacoes, in accordance with the terms of the
protocol and justification of merger of Goldsztein
Participacoes, into the Company, dated 18 MAY 2009
protocol, including Resolutions regarding the
appointment and hiring of Magalhaes Andrade S.A.
Auditors Independents [ Magalhaes Andrade], to
proceed with the valuation of the net worth of
Goldsztein Participacoes, at book value, and
preparation of the respective book valuation report,

PROPOSAL #II.B: Approve the book valuation report                          ISSUER          YES          FOR               FOR
prepared by Magalhaes Andrade

PROPOSAL #II.C: Approve the protocol                                       ISSUER          YES          FOR               FOR

PROPOSAL #II.D: Approve to increase the share capital                      ISSUER          YES          FOR               FOR
 of the Company in the amount of BRL 41,038,844,94,
as a consequence of the merger of Goldsztein
Participacoes, through the issuance, by the Company,
of 12,788,751 new, common, nominative shares, with no
 par value, to be attributed to the Shareholders of
Goldsztein Participacoes, proportionally to the
quantity of shares held by them in the share capital
of Goldsztein Participacoes, to replace the shares of
 Goldsztein Participacoes held by them, with the
corresponding amendment of Article 6 of the Corporate
 By-laws of the Company

PROPOSAL #II.E: Authorize the Board of Directors of                        ISSUER          YES          FOR               FOR
the Company to be able to take any and all measures
necessary for the merger of Goldsztein Participacoes
into the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DABUR INDIA LTD
  TICKER:                N/A             CUSIP:     Y1855D140
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet of the Company as at 31 MAR 2008 and profit &
loss account for the YE on that date along with the
reports of the Auditors and Directors thereon

PROPOSAL #2.: Approve the interim dividend already                         ISSUER          YES          FOR               FOR
paid and declare a final dividend for the FYE 31 MAR
2008

PROPOSAL #3.: Re-appoint Dr. Anand Burman as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. P.D Narang as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. R.C Bhargava as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 their remuneration

PROPOSAL #S.7: Appoint Mr. Mohit Burman as a Director                      ISSUER          YES          FOR               FOR
 of the Company, liable to retire by rotation, who
was co-opted by the Board as an Additional Director
with effect from 23 JUL 2007 and who holds office up
to the date of this AGM and in respect of whom the
Company has received a notice in writing from a
Member proposing his candidature for the office of

PROPOSAL #S.8: Appoint Mr. Amit Burman as a Non-                           ISSUER          YES          FOR               FOR
Executive Director of the Company in accordance with
the provisions of Sections 314 (1) and all other
applicable provisions of the Companies Act, 1956
[including any statutory modification(s) or re-
enactment thereof, for the time being in force], the
consent of the Company to the as a whole-time
Director in Dabur Nepal Private Limited, a subsidiary
 of the Company with effect form 03 MAR 2008 ion such
 remuneration and terms & conditions, as specified

PROPOSAL #S.9: Appoint Mr. Gaurav Burman as a [Non-                        ISSUER          YES          FOR               FOR
Executive Director of the Company], in accordance
with the provisions of Sections 314 (1) and all other
 applicable provisions of the Companies Act, 1956
[including any statutory modification(s) or re-
enactment thereof, for the time being in force], the
consent of the Company to the as a whole-time
Director in Dabur Nepal Private Limited, a subsidiary
 of the Company with effect form 15 MAY 2008 upon
terms & conditions, as specified

PROPOSAL #S.10: Appoint Mr. Sidharth Burman as a                           ISSUER          YES          FOR               FOR
[Non-Executive Director of the Company], in
accordance with the provisions of Sections 314 (1)
and all other applicable provisions of the Companies
Act, 1956 [including any statutory modification(s) or
 re-enactment thereof, for the time being in force],
the consent of the Company to the as a whole-time
Director in Dabur Nepal Private Limited, a subsidiary
 of the Company with effect form 01 APR 2008 up on
terms & conditions, as specified

PROPOSAL #S.11: Approve, in accordance with the                            ISSUER          YES          FOR               FOR
provisions of Section 17 and all other applicable
provisions, if any, of the Companies Act,
1956[including any statutory modification(s) or re-
enactment thereof, for the time being in force], and
subject to approvals, permissions and sanctions from
the appropriate authorities, if any the main objects
in the objects Clause III [A] of the Memorandum of
Association of the Company be altered by inserting
the Sub Clause 6 as New Sub Clause immediately after
Sub Clause 5, as specified

PROPOSAL #S.12: Authorize the Board of Directors of                        ISSUER          YES          FOR               FOR
the Company, pursuant to provisions of Section 163
and other applicable provisions, if any of the
Companies Act, 1956 consent of the Company for
keeping the register of Members together with the
index of Members, the copies of annual returns, the
copies of certificates and documents required to be
annexed with the annual return under Section 160/161
of the Companies Act, 1956 and/or any of the other
related documents as required to be kept at the
registered office of the Company, at the office of
the Company at Punjab Bhawan, 10-Rouse Avenue, New
Delhi-110002 instead of the Registered Office of the
Company at 8/3, ASaf Ali Road, New Delhi-110002, from
 such date as may be determined by the Board; the
Board of Directors to do all such acts, deeds,
matters and things as may be deemed necessary to give
 effect to this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DABUR INDIA LTD
  TICKER:                N/A             CUSIP:     Y1855D140
  MEETING DATE:          9/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, in accordance with the                               ISSUER          YES        ABSTAIN           AGAINST
provisions of Section 17 and all other applicable
provisions, if any, of the Companies Act, 1956
[including any statutory modification[s] or re-
enactment thereof, for the time being in force] and
subject to approvals, permissions and sanctions from
the appropriate authorities, if any, the main objects
 in the objects Clause III(A) of the Memorandum of
Association of the Company and by inserting the
specified Sub Clause 6 as new Sub Clause immediately
after the Sub Clause 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAELIM INDUSTRIAL CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y1860N109
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors [Director 1 person,                      ISSUER          YES          FOR               FOR
 Outside Director 5 persons]

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR
[Auditor Committee Member 3 persons]

PROPOSAL #5.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAEWOO ENGINEERING & CONSTRUCTION CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y1888W107
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #6.: Amend the Retirement Benefit Plan for                        ISSUER          YES        AGAINST           AGAINST
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAEWOO INTERNATIONAL CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y1911C102
  MEETING DATE:          10/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Directors                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAEWOO INTERNATIONAL CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y1911C102
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAEWOO SECURITIES CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y1916K109
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Amend the retirement benefit plan for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #4.: Elect 1 Director                                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect 2 outside Directors                                    ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect 1 Auditor Committee Member as                          ISSUER          YES          FOR               FOR
outside Director

PROPOSAL #7.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAEWOO SHIPBUILDING & MARINE  ENGR CO LTD
  TICKER:                N/A             CUSIP:     Y1916Y117
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAH SING BANKING GROUP LTD
  TICKER:                N/A             CUSIP:     Y1923F101
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements together with the reports of the
 Directors and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. David Shou-Yeh Wong as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-elect Mr. Frederic Suet-Chiu Lau as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #2.c: Re-elect Mr. John William Simpson as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #2.d: Re-elect Mr. Andrew Kwan-Yuen Leung as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #2.e: Re-elect Mr. Seng-Lee Chan as a                             ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Approve to fix the fees of the                               ISSUER          YES          FOR               FOR
Directors for the YE 31 DEC 2008

PROPOSAL #4.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors, subject to                          ISSUER          YES        AGAINST           AGAINST
this resolution, pursuant to Section 57B of the
Companies Ordinance, the exercise by the Directors of
 the Company during the Relevant Period [as
hereinafter specified] of all the powers of the
Company, to allot, issue and deal with additional
shares in the capital of the Company and make or
grant offers, agreements and options, during and
after the relevant period, not exceeding 20% of the
aggregate nominal amount of the share capital of the
Company, otherwise than pursuant to i) a rights issue
 [as hereinafter defined]; or ii) the exercise of
options under any share option scheme or similar
arrangement adopted by the Company for the grant or
issue to the employees and the Directors of the
Company and/or any of its subsidiaries and/or other
eligible participants specified thereunder of options
 to subscribe for or rights to acquire shares of the
Company; or iii) an issue of shares upon the exercise
 of subscription rights attaching to any warrants
which may be issued by the Company; or iv) an issue
of shares of the Company as scrip dividend or similar
 arrangement in accordance with the Memorandum and
Articles of Association of the Company; or (v)
pursuant to any existing specific authority;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAH SING FINANCIAL HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     Y19182107
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements together with the report of the
Directors and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. Roderick Stuart Anderson                       ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #2.b: Re-elect Mr. John Wai-Wai Chow as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-elect Mr. Yiu-Ming Ng as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.d: Re-elect Mr. Peter Gibbs Birch as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Re-elect Mr. Robert Tsai-To Sze as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Approve to fix the fees payable to the                       ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 pursuant to Section 57B of the Companies Ordinance,
to allot, issue and deal with additional shares in
the capital of the Company and make or grant offers,
agreements and options during and after the relevant
period, not exceeding the aggregate of 20% of the
aggregate nominal amount of the share capital of the
Company in issue as at date of the passing of the
resolution otherwise than pursuant to : i) a rights
issue [as specified]; or ii) the exercise of options
under any share option scheme or similar arrangement
adopted by the Company for the grant or issue to the
Employees and Directors of the Company and/or any of
its subsidiaries and/or other eligible participants
specified thereunder of options to subscribe for or
rights to acquire shares of the Company; or iii) an
issue of shares upon the exercise of the subscription
 rights attaching to any warrants which may be issued
 by the Company; or iv) an issue of shares of the
Company as scrip dividend or similar arrangement in
accordance with the memorandum and Articles of
Association of the Company; or v) pursuant to any
existing specific authority; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Companies Ordinance to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares in the capital of the Company
[Shares] during the relevant period, on The Stock
Exchange of Hong Kong Limited [Stock Exchange] or any
 other stock exchange on which the securities of the
Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange for this purposes, subject to and in
accordance with all applicable laws and requirements
of the Rules Governing the Listing of Securities on
the Stock Exchange or any other applicable stock
exchange as amended from time to time, not exceeding
10% of the shares of the Company in issue as at date
of passing this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Companies Ordinance to be held]

PROPOSAL #7.: Approve, conditional upon the                                ISSUER          YES        AGAINST           AGAINST
Resolutions 5 and 6 as specified, the general mandate
 granted to the Directors of the Company to allot,
issue and deal with additional shares in the capital
of the Company pursuant to Resolution number 5, as
specified and is extended by the addition to the
aggregate nominal amount of share capital of the
Company repurchased by the Company under the
authority granted pursuant to Resolution number 6 as
specified, provided that such amount of shares so
repurchased shall not exceed 10% of the aggregate
nominal value of the issued share capital of the
Company as at the date of the this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAI NIPPON PRINTING CO.,LTD.
  TICKER:                N/A             CUSIP:     J10584100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.25: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAICEL CHEMICAL INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J08484149
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Expand Business Lines

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIDO STEEL CO.,LTD.
  TICKER:                N/A             CUSIP:     J08778110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Amend Articles to:  Make Resolutions                          ISSUER          YES        AGAINST           AGAINST
Related to Anti-Takeover Defense Measures, Allow
Board to Authorize Use of Free Share Purchase
Warrants as Anti-Takeover Defense Measure

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #7: Approve Renewal of Anti-Takeover Defense                      ISSUER          YES        AGAINST           AGAINST
 Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIHATSU MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J09072117
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

PROPOSAL #6: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIICHI SANKYO COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J11257102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIKIN INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J10038115
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.: Approve Purchase of Own Shares                               ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAILY MAIL & GENERAL TRUST PLC, LONDON
  TICKER:                N/A             CUSIP:     G26236128
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive the Directors' report, the                        ISSUER          NO           N/A               N/A
accounts and the Auditors' report for the FYE 28 SEP
2008

PROPOSAL #2.: To approve the remuneration report for                       ISSUER          NO           N/A               N/A
the FYE 28 SEP 2008

PROPOSAL #3.: To declare a final dividend on the                           ISSUER          NO           N/A               N/A
ordinary and 'A' ordinary non-voting shares

PROPOSAL #4.: To re-elect Mr. Fallon as a Director                         ISSUER          NO           N/A               N/A

PROPOSAL #5.: To re-elect Mr. Balsemao as a Director                       ISSUER          NO           N/A               N/A

PROPOSAL #6.: To confirm the appointment of Mr.                            ISSUER          NO           N/A               N/A
Morgan as a Director

PROPOSAL #7.: To re-appoint Deloitte LLP as the                            ISSUER          NO           N/A               N/A
Auditors

PROPOSAL #8.: To authorize the Directors to determine                      ISSUER          NO           N/A               N/A
 the Auditors remuneration

PROPOSAL #S.9: That the Company be and is hereby                           ISSUER          NO           N/A               N/A
generally and unconditionally authorized to make
market purchases (within the meaning of Section
163[3] of the Companies Act 1985 [as amended] on the
London Stock Exchange of up to: a] an aggregate of
1,988,000 Ordinary shares of 12  pence each in its
share capital at not more than the lower of 5% above
the average of the middle market quotation taken from
 the London Stock Exchange Daily Official List for
the 5 business days immediately preceding the date of
 purchase and GBP 18.75 per share and at not less
than 12  pence per share [in each case exclusive of
expenses]; b] and that the authority conferred by
this resolution shall expire on the date of the AGM
next held after the passing of this resolution
[except in relation to the purchase of shares the
contract for which was concluded before such date and
 which would or might be executed wholly or partly
after such date]; c] and that upon the passing of
this resolution, the resolution passed as Resolution
14 at the AGM on 06 FEB 2008 shall be of no further

PROPOSAL #S.10: That the Company be and is hereby                          ISSUER          NO           N/A               N/A
generally and unconditionally authorized to make
market purchases [within the meaning of Section
163[3] of the Companies Act 1985 [as amended] on the
London Stock Exchange of up to: a] an aggregate of
37,269,000 'A' ordinary non-voting shares of 12
pence each in its share capital at not more than the
lower of 5% above the average of the middle market
quotation taken from the London Stock Exchange Daily
Official List for the 5 business days immediately
preceding the date of purchase and GBP 18.75 per
share and at not less than 12  pence per share [in
each case exclusive of expenses]; b] and that the
authority conferred by this resolution shall expire
on the date of the AGM next held after the passing of
 this resolution [except in relation to the purchase
of shares the contract for which was concluded before
 such date and which would or might be executed
wholly or partly after such date]; c] and that upon
the passing of this resolution, the resolution passed
 as Resolution 15 at the AGM on 06 FEB 2008 shall be
of no further force or effect

PROPOSAL #11.: That the authority conferred on the                         ISSUER          NO           N/A               N/A
Directors by Article 7.1 of the Company's Articles of
 Association be renewed for a period expiring at the
next AGM of the Company after the date on which this
resolution is passed or on 11 MAY 2010 whichever is
the earlier, and for that period the Section 80
amount shall be GBP 1,927,110

PROPOSAL #S.12: That, subject to the passing of the                        ISSUER          NO           N/A               N/A
Resolution numbered 11, the Directors be authorized
to allot securities for cash in accordance with the
power conferred on the Directors by (i) Article 7.2
of the Company's Articles of Association and to sell
treasury shares for cash, for a period expiring at
the end of the next AGM of the Company after the date
 on which this resolution is passed or on 11 MAY
2010, whichever is the earlier, and for that period
the Section 89 amount is GBP 1,927,110

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIMLER AG, STUTTGART
  TICKER:                N/A             CUSIP:     D1668R123
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report as well as the
report by the Board of Managing Directors pursuant to
 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 556,464,360.60 as
follows: payment of a dividend of EUR 0.60 per no-par
 share ex-dividend and payable date:09 APR 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009 FY                      ISSUER          YES          FOR               FOR
 and the 2009 interim reports: KPMG AG, Berlin

PROPOSAL #6.: Authorization to acquire own shares the                      ISSUER          YES          FOR               FOR
 Company shall be authorized to acquire own shares of
 up to 10% of the Company's share capital through the
 Stock Exchange at prices not deviating more than 5%
from the market price of the shares or by way of a
public repurchase offer at prices not deviating more
than 10% from the market price of the shares, on or
before 08 OCT 2010, the Company shall be authorized
to use the shares in connection with Mergers and
Acquisitions, to offer the shares to Executive
Members of the Company or its affiliates within the
scope of the Stock Option Plan adopted by the general
 meeting on 19 APR 2000, to use the shares as
employee shares for employees of the Company or its
affiliates or in so far as option or conversion
rights are exercised, and to retire the shares, in
these cases, share holders subscription rights shall

PROPOSAL #7.: Approval of the use of derivatives                           ISSUER          YES          FOR               FOR
[call and put options] for the purpose of acquiring
own shares as per item 6

PROPOSAL #8.1.: Election to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Gerard Kleisterlee

PROPOSAL #8.2.: Election to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Manfred Schneider

PROPOSAL #8.3.: Election to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Lloyd G Trotter

PROPOSAL #8.4.: Election to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Bernhard Walter

PROPOSAL #8.5.: Election to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Lynton R Wilson

PROPOSAL #9.: Approval of the control and Profit                           ISSUER          YES          FOR               FOR
Transfer Agreement with the Company's wholly owned
subsidiary Evobus GMBH, effective retroactively from
01 JAN of the FY in which the resolution is entered
into the commercial register, with duration of at
least 5 years

PROPOSAL #10.: Amendment to Section 16(1) of the Art                       ISSUER          YES          FOR               FOR
of Association in accordance with the implementation
of the Shareholders Rights Act [ARUG], in respect of
the right of attendance and voting at shareholders
meetings being contingent upon shareholders being
registered in the Company's share register and
registering with the Company by the fourth day before
 the meeting not counting the day of the assembly,
the amendment shall only be entered in the commercial
 register if and when the ARUG comes into effect

PROPOSAL #11.: Creation of a new authorized capital                        ISSUER          YES          FOR               FOR
the existing authorized capital I and II shall be
revoked, the Board of Managing Directors shall be
authorized to increase the Company's share capital by
 up to EUR 1,000,000,000 through the issue of
registered no-par shares against payment in cash or
kind shareholders shall be granted subscription
rights except for residual amounts, Mergers and
Acquisitions, the satisfaction of option and
conversion rights, a capital increase against payment
 in cash for up to 10% of the Company's share capital
 if the shares are sold at a price not materially
below the market price of the shares, the Board of
Managing Directors shall limit the exclusion of
shareholders subscription rights to 20% of the
Company's share capital. correspondence amendment to
Section 3(2) of the Art of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAINIPPON SCREEN MFG.CO.,LTD.
  TICKER:                N/A             CUSIP:     J10626109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Reduce Term
of Office of Directors to One Year

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAINIPPON SUMITOMO PHARMA CO.,LTD.
  TICKER:                N/A             CUSIP:     J10542116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAISHIN SECURITIES CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y19538100
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR
expected dividend amount per share: ordinary share:
KRW 1,000 [market dividend ratio 5.4%], 1 preferred
share: KRW 1,050 [market dividend ratio 12.9%], 2
preferred shares: KRW 1,000 [market dividend ratio

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation regarding business
objectives, preemptive rights, convertible bonds,
bonds with  warrants, stock options, public notice
for shareholder meeting, and share cancellation

PROPOSAL #3.: Elect Mr. Lee Eoh-Ryong as a Inside                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Elect the Audit Committee Member as non                      ISSUER          YES        AGAINST           AGAINST
 outside Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAITO TRUST CONSTRUCTION CO.,LTD.
  TICKER:                N/A             CUSIP:     J11151107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Modification of resolution of Proposal                       ISSUER          YES          FOR               FOR
7 (Issuance of stock acquisition rights to persons
other than shareholders with particularly favorable
conditions) at the 30th Ordinary General Meeting of
Shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIWA HOUSE INDUSTRY CO.,LTD.
  TICKER:                N/A             CUSIP:     J11508124
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAIWA SECURITIES GROUP INC.
  TICKER:                N/A             CUSIP:     J11718111
  MEETING DATE:          6/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DANISCO A/S
  TICKER:                N/A             CUSIP:     K21514128
  MEETING DATE:          8/20/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Board of Directors' report                       ISSUER          YES          FOR               FOR
on the Company for the YE

PROPOSAL #2.: Receive and approve the annual report                        ISSUER          YES          FOR               FOR
for 01 MAY 2007-30 APR 2008

PROPOSAL #3.: Approve to pay a dividend of DKK 7.50                        ISSUER          YES          FOR               FOR
per share of DKK 20 of the profit available for
distribution according to the annual report; the
remainder will be transferred to the Company's

PROPOSAL #4.: Re-elect Messrs. Jorgen Tandrup, Hakan                       ISSUER          YES          FOR               FOR
Bjorklund and Kirsten Drejer as the Members of the
Board of Directors, who retire in accordance with
Article 17.2 of the Articles of Association

PROPOSAL #5.: Re-appoint the Company's current                             ISSUER          YES          FOR               FOR
Auditor Deloitte Statsautoriseret

PROPOSAL #6.a: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
close the sale of Danisco Sugar A/S and approve that
the sale of Danisco Sugar A/S not be completed-that
the Board continues to work towards an independent
stock exchange listing of Danisco Sugar A/S or other
alternatives

PROPOSAL #6.b: Approve to reduce the Company's share                       ISSUER          YES          FOR               FOR
capital of a nominal value of DKK 978,829,900 by a
nominal value of DKK 24,964,000 to a nominal value of
 DKK 953,865,900 through the cancellation of
1,248,200 treasury shares of a nominal value of
24,964,000, which have been bought by the Company
between 03 Jul 2007 and 14 DEC 2007 at an average
price of DKK 400.58 per share of DKK 20, which means
that through the reduction an amount of DKK
500,006,898 is paid to the shareholders; the capital
reduction is conditional upon on claims being filed
before the expiry of the period within which claims
must be lodged, cf. Section 46 of the Danish Public
Companies Act, constituting an obstacle to effecting
the capital reduction before 20 AUG 2009, and
authorize the Board to effect and register the
capital reduction and to amend Article 4.1 of the
Articles of the Association in compliance with the

PROPOSAL #6.c.i: Amend the Article 4.3 of the                              ISSUER          YES        AGAINST           AGAINST
Articles of Association as specified

PROPOSAL #6.cii: Amend the Article 4.4 of the                              ISSUER          YES        AGAINST           AGAINST
Articles of Association as specified

PROPOSAL #6ciii: Amend the Article 4.7 of the                              ISSUER          YES          FOR               FOR
Articles of Association as specified

PROPOSAL #6.civ: Amend the Article 10.1 of the                             ISSUER          YES          FOR               FOR
Articles of Association as specified

PROPOSAL #6.c.v: Amend the Article 21.1 of the                             ISSUER          YES          FOR               FOR
Articles of Association as specified

PROPOSAL #6.cvi: Amend the Article 26 of the Articles                      ISSUER          YES          FOR               FOR
 of Association as specified

PROPOSAL #6.d: Approve to remain unchange the                              ISSUER          YES          FOR               FOR
emoluments paid to the Directors at DKK 300,000 with
a premium of 150% and 50% to the Chairman and the
Deputy Chairman, respectively

PROPOSAL #6.e: Authorize the Board of Directors, in                        ISSUER          YES          FOR               FOR
accordance with Section 48 of the Danish Companies
Act, in the period up to next year's AGM, to allow
the Company to purchase treasury shares up to an
amount of 10% of the share capital at the market
price prevailing at the time of purchase with a
deviation of up to 10%

PROPOSAL #6.f: Adopt a share option programme of up                        ISSUER          YES          FOR               FOR
to 600,000 share options with an exercise price based
 on the average share price of 5 consecutive trading
days prior to the AGM [13 AUG 2008 to 19 AUG 2008-
both days included] excluding any dividend adopted at
 the AGM, and subsequently with a premium of 10%, the
 share options may be exercised between 01 SEP 2011
and 01 SEP 2014, with the first options being granted
 on 01 SEP 2008 at the earliest, the share options
will be granted to the Executive Board and Senior
Managers, a total of some 200 persons

PROPOSAL #6.g: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve that the Danisco will
ensure that workers at Grindstedvaerket who have
suffered injury because of mercury or other
substances, which the management of the Company knew
or ought to have known to be hazardous to the
employees, will receive damages irrespective of any
time limitation

PROPOSAL #7.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DANSKE BANK AS
  TICKER:                N/A             CUSIP:     K22272114
  MEETING DATE:          3/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve the allocation of profits or                         ISSUER          YES        ABSTAIN           AGAINST
cover of losses as stated in the adopted annual report

PROPOSAL #B.1: Amend the election period of the                            ISSUER          YES        ABSTAIN           AGAINST
Directors elected by the shareholders in general
meeting [see Article 15.2 of the Articles of
Association] to 1 year, as specified

PROPOSAL #B.2: Re-elect, if Resolution B.1 is                              ISSUER          YES        ABSTAIN           AGAINST
adopted, Messrs. Alf Duch-Pedersen, Eivind Kolding,
Partner of the firm A.P. Meller, Henning
Christophersen, Partner at Kreab Brussels,Peter
Hojland, Mats Jansson, CEO of SAS AB, Niels Chr.
Nielsen, Professor of economics Majken Schultz,
Professor of organization Sten Scheibye, Claus
Vastrup, Professor of economics Birgit Aagaard-
Svendsen, Executive Vice President and CEO of J.

PROPOSAL #B.3: Approve, if Resolution B.1 is not                           ISSUER          YES        ABSTAIN           AGAINST
adopted, that Messrs. Eivind Kolding, Peter Hojland,
Niels Chr. Nielsen, Majken Schultz will retire from
the Board of Directors in accordance with Article 15
of the Articles of Association; re-elect Messrs.
Eivind Kolding, Peter Hojland, Niels Chr. Nielsen and
 Majken Schultz as the Directors

PROPOSAL #B.4: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        ABSTAIN           AGAINST
 PROPOSAL: Approve that the Banks Board of Directors
must resign immediately under reference to Article 2
of the Articles of Association; what the Bank has
agreed to in respect of the bank package has nothing
to do with conducting banking business, and the Board
 of Directors has therefore failed to comply with the
 Articles of Association

PROPOSAL #C.: Re-appoint Grant Thornton,                                   ISSUER          YES        ABSTAIN           AGAINST
Statsautoriseret Revisionsaktieselskab and KPMG
Statsautoriseret Revisionspartnerselskab as the
External Auditors

PROPOSAL #D.: Authorize the Board of Directors, until                      ISSUER          YES        ABSTAIN           AGAINST
 the next AGM, to allow Danske Bank to acquire its
own shares by way of ownership or pledge up to an
aggregate nominal value of 10% of the Banks share
capital in accordance with Section 48 of the Danish
Companies Act; if shares are acquired in ownership,
the purchase price may not deviate by more than 10%
from the price quoted at the time of acquisition

PROPOSAL #E.: Approve the specified general                                ISSUER          YES        ABSTAIN           AGAINST
guidelines for incentive pay to the Board of
Directors and the Executive Board

PROPOSAL #F.: Authorize the Board of Directors to                          ISSUER          YES        ABSTAIN           AGAINST
allow the Bank, until 31 DEC 2009, to obtain a loan
in the form of hybrid core capital up to a total
amount equal to 35% of Danske Banks core capital,
including hybrid core capital, under the Danish Act
on State-Funded Capital Injections into Credit
Institutions; such a loan will be a subordinated
bullet loan with no maturity date as specified in the
 Danish Financial Business Act and may be obtained by
 issuing bonds or other instruments of debt entitling
 the lender to interest at a rate which depends in
full or in part on the dividend payable on the Banks
shares; the loan will not confer any right on the
Banks shareholders in respect of pro rata subscription

PROPOSAL #G: Amend the Article 7.2 of the Banks                            ISSUER          YES        ABSTAIN           AGAINST
Articles of Association as specified and approve to
insert a new Article 7.3 in the Banks Articles of
Association as specified

PROPOSAL #H.1: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        ABSTAIN           AGAINST
 PROPOSAL: Amend the Article 1 of the Articles of
Association as specified

PROPOSAL #H.2: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        ABSTAIN           AGAINST
 PROPOSAL: Amend the Article 15 of the Articles of
Association as specified

PROPOSAL #H.3: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        ABSTAIN           AGAINST
 PROPOSAL: Amend the Article 18 of the Articles of
Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DANSKE BANK AS, COPENHAGEN
  TICKER:                N/A             CUSIP:     K22272114
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #a.: Amend Article 6[1] of the Articles of                        ISSUER          YES        AGAINST           AGAINST
Association as specified

PROPOSAL #b.: Approve that the specified new                               ISSUER          YES          FOR               FOR
provision be included in Article 6 of the Articles of
 Association as a new Sub-Article IV

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DASSAULT SYSTEMES SA, VELIZY VILLACOUBLAY
  TICKER:                N/A             CUSIP:     F2457H100
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts of                      ISSUER          YES          FOR               FOR
 the FY

PROPOSAL #O.2: Approve the consolidated accounts of                        ISSUER          YES          FOR               FOR
the FY

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Approve the regulated agreements                            ISSUER          YES          FOR               FOR

PROPOSAL #O.5: Approve the regulated agreements                            ISSUER          YES        AGAINST           AGAINST
concluded between Company and Mr. Bernard Charles

PROPOSAL #O.6: Appoint the temporary Statutory                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #O.7: Ratify the headquarters' transfer                           ISSUER          YES          FOR               FOR

PROPOSAL #O.8: Grant authority to acquire the                              ISSUER          YES          FOR               FOR
Company's shares

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of
repurchased shares within the framework of a shares
repurchase program

PROPOSAL #E.10: Approve the modification of the                            ISSUER          YES          FOR               FOR
Article 14-2 of the statutes

PROPOSAL #E.11: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase capital by issuing shares or
securities giving access to the Company's capital and
 to issue securities giving right to the allocation
of securities, with maintenance of preferential
subscription rights of shareholders

PROPOSAL #E.12: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase capital by issuing shares or
securities giving access to the Company's capital and
 to issue securities giving right to the allocation
of securities, without preferential subscription
rights of shareholders

PROPOSAL #E.13: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase the number of securities to be
issued, in case of a capital increase, with or
without preferential subscription rights

PROPOSAL #E.14: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase capital by incorporation o
reserves, profits or premiums

PROPOSAL #E.15: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to increase capital, within the limit of 10% in
 order to remunerate contributions in kind

PROPOSAL #E.16: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase share capital, for the benefits of
a Company Savings Plan's Members

PROPOSAL #EO.17: Powers for formalities                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DATANG INTERNATIONAL POWER GENERATION CO LTD
  TICKER:                N/A             CUSIP:     Y20020106
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company [the Board] for the year
2008” [including independent Non-Executive
Directors report on work]

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the year 2008

PROPOSAL #3.: Approve the Proposal of final accounts                       ISSUER          YES          FOR               FOR
for the year 2008

PROPOSAL #4.: Approve the Profit distribution                              ISSUER          YES          FOR               FOR
proposal for the year 2008

PROPOSAL #5.: Approve the proposal on the re-                              ISSUER          YES          FOR               FOR
appointment of PricewaterhouseCoopers

PROPOSAL #6.: Approve the proposal on the method of                        ISSUER          YES          FOR               FOR
receiving the Company's correspondence by the
shareholders

PROPOSAL #S.7: Approve the amendments to the Articles                      ISSUER          YES          FOR               FOR
 of Association of the Company

PROPOSAL #S.8: Approve the extension on the mandate                        ISSUER          YES        AGAINST           AGAINST
for the issue of medium-to-short-term debentures by
the Company, the Board agreed to propose to the
general meeting that the effective period of the
resolution in relation to the Issue of medium-to-
short-term debentures of not more than RMB10 billion
at the 2007 AGM be extended for 12 months from the
date of the 2008 AGM

PROPOSAL #S.9: Authorize the Board to agree to                             ISSUER          YES        AGAINST           AGAINST
request the general meeting to grant the following
mandates to the Board: (1) within 12 months from the
date of approval of this resolution at the Company's
general meeting, exercise all rights of the Company
to authorize, allot or issue, either separately or
concurrently, domestic shares [A Shares] and
overseas-listed foreign shares [H Shares] and execute
 or grant any offers, agreements and arrangements
which may require the exercise of such rights; (2) to
 allot or issue, either separately or concurrently, A
 Shares and H Shares with the respective numbers of A
 Shares and H Shares, allotted or issued, either
separately or concurrently, not more than 20% of the
respective number of the issued A Shares and H Shares
 of the Company; (3) the respective numbers of A
Shares and H Shares allotted or issued, either
separately or concurrently, and (4) the Company's
actual condition of the allotment or issue of new A
Shares and new H Shares, either separately or
concurrently, the Board may increase the registered
capital of the Company and make appropriate
amendments to Articles 18 and 21 to the 'Articles of
Association of Datang International Power Generation

PROPOSAL #S.10: Approve the resolution on the                              ISSUER          YES          FOR               FOR
Company's fulfillments to the Conditions for Non-
Public Issue of A Shares

PROPOSAL #S11.A: Type of shares to be issued and par                       ISSUER          YES          FOR               FOR
value the type of shares to be issued this time is
domestic listed RMB-denominated ordinary shares [A
Share] with a par value of Rmb1.00 each

PROPOSAL #S11.B: Number of shares to be issued the                         ISSUER          YES          FOR               FOR
number of a shares to be issued in this non-public
offering shall not be more than 700 million shares
[inclusive of 700 million shares] within the upper
limit, the general meeting to negotiate with the
sponsor [lead underwriter] and determine the actual
number of shares to be issued with reference to the
market situations during the issue; in the event of
trading of shares on ex-right or ex-dividend basis
from the date of this announcement on the resolutions
 of the Board to the issue date, the number of A
Shares to be issued under the current non-public
offering shall be adjusted accordingly; further
announcement will be made by the Company in
accordance with the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited [the Listing Rules]
when the actual number of A Shares to be issued can

PROPOSAL #S11.C: Approve that the Board agreed to the                      ISSUER          YES          FOR               FOR
 non-public issue A shares of the Company according
to the following proposal: method and time of issue
all shares under the current issue shall be issued to
 specific targets by means of nonpublic issue; shares
 shall be issued to specific targets at any suitable
time chosen by the Company within 6 months upon the
approval of the China Securities Regulatory Commission

PROPOSAL #S11.D: Approve that the Board agreed to the                      ISSUER          YES          FOR               FOR
 non-public issue A shares of the Company according
to the following proposal: Target subscribers and
subscription method, the target subscribers under the
 current non-public offering shall not be more than
10, including: securities investment and fund
management Companies, securities Companies, trust and
 investment Companies, finance Companies, insurance
institutional investors and other legal investors,
etc; all target subscribers shall subscribe the
shares under the current issue by way of cash

PROPOSAL #S11.E: Approve that the Board agreed to the                      ISSUER          YES          FOR               FOR
 non-public issue A shares of the Company according
to the following proposal: Place of listing the
shares under the current issue shall be listed and
traded on the Shanghai Stock Exchange after expiry of
 the lock-up period

PROPOSAL #S11.F: Approve that the Board agreed to the                      ISSUER          YES          FOR               FOR
 non-public issue A shares of the Company according
to the following proposal: Issue price and method of
pricing the issue price of the current non-public
issue of A shares shall not be lower than 90% of the
average trading prices of the Company's A Shares
[i.e: RMB6.33 per share] for the 20 trading days
immediately preceding the date of this announcement;
the final issue price shall be determined on a best
available price basis with reference to the
subscription quotation of the target subscribers
after obtaining the approval documents for issue. in
the event of trading of shares on ex-right or ex-
dividend basis from the date of this announcement of
the resolutions of the Board to the issue date, the
minimum issue price of the current non-public
offering of a shares shall be adjusted accordingly;
the final issue price shall be determined by the
Board and the sponsor [lead underwriter] through
negotiation, and according to the authorization of
the general meeting as well as the requirements of
the relevant laws, regulations and other regulatory
documents with reference to the market situation

PROPOSAL #S11.G: Approve that the Board agreed to the                      ISSUER          YES          FOR               FOR
 non-public issue A shares of the Company according
to the following proposal: Use of fundraising
proceeds: the proposed net proceeds under the current
 non-public issue of A Shares shall not exceed RMB5
billion and are planned to be invested in the
following projects as specified; for detailed
projects involved in the use of the proceeds of the
fundraising, please refer to the Feasibility Analysis
 Report on the Use of Fundraising Proceeds from Non-
Public Issue of A Shares of Datang International
Power generation Co., Ltd.; in the event that the
Company carried out the investment in certain
relevant projects by using bank loans and internal
resources prior to obtaining the proceeds, the
proceeds from the fundraising shall be used for
repaying relevant bank loans and replenishing the
Company's working capital after obtaining the
proceeds; in the event that the actual net proceeds
from the fundraising under the current issue are not
sufficient for the capital required for the projects,
 the insufficient portion will be satisfied by the
Company's internally generated funds; in the event
that the actual net proceeds under the current issue
exceed the capitals required for the projects, the
excess portion shall be used to replenish the
Company's working capital; under the premises that
there are no changes in the projects requiring the
use of the current proceeds, the Board shall make
appropriate adjustments to the sequence of applying
the proceeds and the amount of proceeds for the
above-mentioned projects according to the actual

PROPOSAL #S11.H: Approve that the Board agreed to the                      ISSUER          YES          FOR               FOR
 non-public issue A shares of the Company according
to the following proposal: Arrangement for the
accumulated profits prior to the current issue after
completion of the current non-public offering, the
new and existing shareholders of the Company are
entitled to share the accumulated, undistributed
profits of the Company prior to the completion of the
 current non-public offering in proportion to their

PROPOSAL #S11.I: Approve that the Board agreed to the                      ISSUER          YES          FOR               FOR
 non-public issue A shares of the Company according
to the following proposal: Arrangement for the lock-
up period upon the completion of the issue, the
shares to be subscribed by the target subscribers
under the current non-public offering shall not be
transferred within 12 months commencing from the date
 of the completion of the issue

PROPOSAL #S11.J: Approve that the Board agreed to the                      ISSUER          YES          FOR               FOR
 non-public issue A shares of the Company according
to the following proposal: The effective period for
the resolution on the current non-public issue of
shares the resolution on the current non-public issue
 of shares shall be effective for 12 months
commencing on the day on which the resolutions are
considered and approved by the general meeting

PROPOSAL #S.12: Authorize the Board to agree to                            ISSUER          YES          FOR               FOR
propose to the general meeting to conduct all matters
 in relation to the current non-public issue of A
Shares at its discretion, including but not limited
to: (1) the appointment of intermediary institutions
including the sponsor [lead underwriter] to deal with
 the registration matters relating to the current
non-public issue of shares; (2) to authorize the
formulation and implementation of the detailed
proposal of the current non-public issue of shares
with reference to actual conditions, including but
not limited to the selection of specific timing of
issue, issue quantity, issue date, issue price as
well as target subscribers; (3) to authorize the
determination of the detailed arrangement for the use
 of proceeds in the above-mentioned directions of
investment according to the status of approval,
authorization, documentation or implementation,
actual progress and actual amount of the proceeds
with adjustments made with reference to the
importance and urgency, actual investment amount,
actual capital requirement and actual progress of the
 projects to be invested; under the premises of
compliance with the then applicable laws of the PRC,
if the state stipulates new regulations relating to
the increase of share issue, or if the regulatory
authorities set out new requirements and market
condition changes, the Board shall make adjustments
to the current non-public offering proposal and the
Directions of investment pursuant to the regulations
of the state and the requirements of the regulatory
authorities [including the feedback on the approval
for the application for the current non-public issue]
 except for matters involving laws and regulations
and the articles of association which require re-
voting at the general meeting; (4) to authorize the
signing, amendment, supplement, submission,
registration and execution of all documents and
agreements in relation to the current non-public
issue and listing; (5) to authorize the corresponding
 registration for change in shareholding according to
 the actual result of the current non-public issue of
 shares; (6) to authorize the handling of matters
relating to the listing and trading of the non-public
 issued shares on the Shanghai Stock Exchange after
the completion for the current non-public issue of
shares; (7) to authorize the amendments to the
relevant Articles of the Articles of Association, and
 the application for amendment to the investment for
foreign-invested enterprise with the Ministry of
Commerce and the application for amendment to the
industry and the commerce registration after the
completion for the current non-public issue of
shares; (8) to authorize the conducting of other
matters relating to the current non-public issue of
shares; (9) to authorize the making of corresponding
adjustments to the current detailed nonpublic
offering proposal pursuant to the new requirements in
 the event that new requirements are issued in laws,
regulations and other regulatory documents and the
policies regarding issue of new shares adopte

PROPOSAL #S.13: Approve that, the Board to agree to                        ISSUER          YES          FOR               FOR
the feasibility analysis report on the use of
fundraising proceeds under the current non-public
issue of A Shares and agreed to submit the report to
the general meeting for consideration

PROPOSAL #S.14: Approve that, the Board to agree to                        ISSUER          YES          FOR               FOR
the plan relating to the current non-public issue of
A Shares and agreed to submit the plan to the general
 meeting for consideration

PROPOSAL #S.15: Approve that, the Board to agree to                        ISSUER          YES        AGAINST           AGAINST
the report on the previous use of fundraising
proceeds and agreed to submit the above-mentioned
report to the general meeting for consideration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DATANG INTL PWR GENERATION CO  LTD
  TICKER:                N/A             CUSIP:     Y20020106
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the provision of guarantee by                        ISSUER          YES          FOR               FOR
the Company for the financing of Jiangxi Datang
International Xinyu Power Generation Company Limited

PROPOSAL #2.: Approve the provision of guarantee by                        ISSUER          YES        AGAINST           AGAINST
the Company for the financing of Shanxi Datang
International Yuncheng Power Generation Company

PROPOSAL #3.: Approve the Company's contribution to                        ISSUER          YES          FOR               FOR
construct two 300 MW coal-fired heat supply and power
 generation units at Fengrun Thermal Power Project
Phase 1

PROPOSAL #4.: Approve the Company's entering in to                         ISSUER          YES        AGAINST           AGAINST
the Financial Services Agreement with China Datang
Finance Co., Limited

PROPOSAL #S.1: Approve the change in the registered                        ISSUER          YES          FOR               FOR
capital of the Company

PROPOSAL #S.2: Amend Articles 18, 21 and 22 of the                         ISSUER          YES          FOR               FOR
Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DATANG INTL PWR GENERATION CO  LTD
  TICKER:                N/A             CUSIP:     Y20020106
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the provision of guarantee by                        ISSUER          YES        AGAINST           AGAINST
the Company for the financing of Fujian Datang
International Ningde Power Generation Company Limited

PROPOSAL #2.: Approve the provision of guarantee by                        ISSUER          YES        AGAINST           AGAINST
the Company for the financing of Zhejiang Datang
Wushashan Power Generation Company Limited

PROPOSAL #3.: Approve the provision of guarantee by                        ISSUER          YES        AGAINST           AGAINST
the Company for the financing of Shanxi Datang
International Yungang Thermal Power Company Limited

PROPOSAL #4.: Approve the provision of guarantee by                        ISSUER          YES        AGAINST           AGAINST
the Company for the financing of Hebei Datang
International Wangtan Power Generation Company Limited

PROPOSAL #5.: Approve the provision of guarantee by                        ISSUER          YES        AGAINST           AGAINST
the Company for the financing of Datang International
 [Hong Kong] Limited

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DATATEC LTD
  TICKER:                N/A             CUSIP:     S2100Z123
  MEETING DATE:          8/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited annual financial                         ISSUER          YES          FOR               FOR
statements and the Group annual financial statements
for the YE 29 FEB 2008

PROPOSAL #2.: Re-elect Mr. J.P. Montanana as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of the
Company's Articles of Association [the Articles]

PROPOSAL #3.: Re-elect Mr. N.J. Temple as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in terms of the Articles

PROPOSAL #4.: Elect Mr. I.P. Dittrich as a Director                        ISSUER          YES          FOR               FOR
of the Company, who was appointed by the Board on 01
MAR 2008

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to fix and pay the Auditors remuneration for the YE
29 FEB 2008

PROPOSAL #6.: Ratify the remuneration of the                               ISSUER          YES          FOR               FOR
Directors of the Company for the past FY as specified

PROPOSAL #7.: Approve the fees and Committee fees of                       ISSUER          YES          FOR               FOR
the Non Executive Directors of the Company for the
2008/2009 FY which remain unchanged from the previous
 FY as specified

PROPOSAL #8.: Approve to placed the authorized but                         ISSUER          YES          FOR               FOR
unissued ordinary shares in the Company under the
control and authority of the Board of Directors of
the Company in terms of Section 221 of the Companies
Act, Act 61 of 1973 [the Act], until the next AGM and
 authorize the Directors of the Company to allot,
issue and otherwise dispose of such unissued ordinary
 shares as they may deem fit, subject always to the
Act, the Articles and the JSE Limited [JSE] Listings
Requirements where applicable and limited to a
maximum of 10% of the issued share capital, prior to
any repurchase and cancellation of shares in the
preceding year, of the Company from time to time

PROPOSAL #9.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, subject to the JSE Listing Requirements, to
 issue all or any of the authorized but unissued
ordinary shares of 1 cent each in the share capital
of the Company for cash as and when they in their
discretion deem fit, subject to the Act, the Articles
 of Association, the JSE Listing Requirements and the
 following limitation: the securities which are the
subject of the issue for cash must be of a class
already in issue or, where this is not the case, must
 be limited to such securities or rights that are
convertible into a class already in issue; the issue
may only be made to public shareholders as specified
in Paragraph 4.25 to 4.27 of the JSE Listing
Requirements and not to related parties; that issues
in the aggregate in any 1 FY may not exceed 5% of the
 number of shares of that class in the Company's
issued share capital, including instruments which are
 compulsorily convertible into shares of that class;
that a paid press announcement giving full details of
 the issue in terms of Section 11.22 of the JSE
Listing Requirements including the impact on net
tangible assets value, earnings per share and
headline earnings per share, will be published at the
 time of any issue representing on a cumulative basis
 with a FY 5% or more of the number of ordinary
shares of that class in issue prior to the issue; the
 determining the price at which an issue off shares
be made in terms of this authority the maximum
permitted discount of 10% of the weighted average
trading price on JSE of such shares over the 30 days
prior to the date that the price of the issue is
determined by the Directors of Datatec and the party
subscribe for the securities; [Authority expires the
earlier of the next AGM of the Company or 15 months];
 and any other conditions that the JSE or London

PROPOSAL #10.: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, as contemplated in Section 90 of the Act
 and subject to the provisions of the Act, the
Articles and the JSE Listing Requirements, to make a
pro-rata payment to the shareholders of the Company
by way of a general payment from the Company's share
capital or share premium, not exceeding the Rand
value of 20% of the Company's issued share capital,
but excluding minority interests and re-valuations of
 assets and intangible assets that are not supported
by a valuation by an independent professional expert
acceptable to the JSE prepared within the last 6
months, in any 1 FY, measured as at the beginning of
such FY; and that any general payment be made pro-
rata to all shareholders; and [Authority expires the
earlier of the next AGM of the Company or 15 months]
the Company and the group are able to repay their
debts as such debts become due in the ordinary course
 of business; the assets of the Company and the group
 fairly valued according to international financial
reports standards and on a basis consistent with the
last FY of the Company exceed the liabilities of the
Company and the group; the Company and the group have
 adequate share capital and reserves for ordinary
business purpose; the Company and the group have
sufficient working capital for ordinary business
purpose and the sponsor of the Company provides a
letter to the JSE on the adequacy of working capital
in terms of Section 2.12 at the JSE Listing
Requirements; the Directors of the Company intend to
utilize the authority in terms of his Ordinary
Resolution Number 10 in order to make a general
payment to the shareholders of the Company by way of
general payment from the Company's share capital or
share premium; although the Board has no immediate
intention to use this authority to make a general
payments to shareholders by way of a general payment
from the Company's share capital or share premium the
 Board opinion that this authority should be in place
 should become appropriate to make such payment
announcements will be published on SENS and in the
press selling out terms and date of the general
payment the financial effects of the general payment
prior to such payment being effected and complying
with Section 11.31 and Schedule 24 of the JSE Listing
 Requirements

PROPOSAL #11.: Authorize any Director of the Company                       ISSUER          YES          FOR               FOR
or the Company Secretary, subject to the passing of
terms of the Ordinary Resolutions 1 to 10, to sign
all documents and perform all acts which may be
required to give effect to such Ordinary Resolutions
1 to 10 passed at the AGM

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, by way of general authority given as a
renewable mandate subject to the Articles, the
provisions of the Act and the JSE Listings
Requirements, to facilitate the acquisition by the
Company or a subsidiary of the Company of the issued
ordinary shares of the Company, upon such terms and
conditions and in such amounts as the directors of
the Company may from time to time determine, provided
 that: the Company will only appoint 1 agent to
effect any repurchase[s] on its behalf; after such
repurchase the Company will still comply with
Paragraphs 3.37 to 3.41 of the Listings Requirements
concerning shareholder spread requirements; the
Company or its subsidiary shall not repurchase
securities during a prohibited period as defined in
Paragraph 3.67 of the Listings Requirements; the
repurchase of securities will be effected through the
 order book operated by the JSE trading system and
done without any prior understanding or arrangement
between the Company and the counter party; the
repurchase by the Company of its own securities above
 should not exceed 20% of the Company's issued
ordinary share capital in the aggregate in any 1 FY
or, in the case of an acquisition by any of the
Company's subsidiaries, 10% of such issued ordinary
share capital in the aggregate if such shares are to
be held as treasury stock; in determining the price
at which the Company's ordinary shares are acquired
by the Company or a subsidiary of the Company in
terms of this general authority, the maximum premium
at which such ordinary shares may be acquired will be
 10% of the weighted average of the market price at
which such ordinary shares are traded on the JSE, as
determined over the 5 trading days immediately
preceding the date of the repurchase of such ordinary
 shares by the Company or a subsidiary of the
Company; and the sponsor to the Company provides a
letter of confirmation on the adequacy of working
capital in terms of Section 2.12 of the JSE Listings
Requirements prior to any repurchases being
implemented on the open market of the JSE; [Authority
 expires the earlier of the next AGM or 15 months]; a
 paid press release giving such details as may be
required in terms of the Listings Requirements of the
 JSE be published when the Company or its
subsidiaries have cumulatively repurchased 3% of the
initial number of the shares of the Company in issue
as at the time the general authority was granted and
for each 3% in aggregate of the initial number of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAUM COMMUNICATIONS CORPORATION, SEOUL
  TICKER:                N/A             CUSIP:     Y2020U108
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6.: Approve the change of head office                            ISSUER          YES          FOR               FOR
location

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DAZHONG TRANSPORTATION (GROUP) CO LTD
  TICKER:                N/A             CUSIP:     Y2023E119
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Receive the 2008 work report by the                          ISSUER          YES          FOR               FOR
Independent Directors

PROPOSAL #4.: Receive the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report and 2009 financial budget report

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan; cash dividend/10 shares [tax included]: CNY
1.3000; bonus issue from profit [Share/10 Shares]:
none; bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #6.: Approve the 2009 External Guarantee                          ISSUER          YES          FOR               FOR

PROPOSAL #7.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #8.: Re-appoint the Audit Firm and payment                        ISSUER          YES          FOR               FOR
of the audit fee

PROPOSAL #9.: Approve the recommendation of the                            ISSUER          YES          FOR               FOR
Members of the New Board of Directors

PROPOSAL #10.: Approve to nominate the Independent                         ISSUER          YES          FOR               FOR
Directors

PROPOSAL #11.: Approve the recommendation of Members                       ISSUER          YES          FOR               FOR
of Supervisory Committee

PROPOSAL #12.: Approve to issue of short term                              ISSUER          YES          FOR               FOR
financing bills

PROPOSAL #13.: Approve to adjust the allowances of                         ISSUER          YES          FOR               FOR
Independents Directors and Supervisors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DBS GROUP HOLDINGS LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y20246107
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Directors'                           ISSUER          YES          FOR               FOR
report and audited accounts for the YE 31 DEC 2008
and the Auditors' report thereon

PROPOSAL #2.: Declare a one-tier tax exempt final                          ISSUER          YES          FOR               FOR
dividend of 14 cents per ordinary share, for the YE
31 DEC 2008

PROPOSAL #3.A: Approve to sanction the amount of SGD                       ISSUER          YES          FOR               FOR
1,475,281 proposed as Director's fees for 2008

PROPOSAL #3.B: Approve to sanction the amount of SGD                       ISSUER          YES          FOR               FOR
2,000,000 proposed as special remuneration for Mr.
Koh Boon Hwee for 2008

PROPOSAL #4.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the Company
 and authorize the Directors to fix their remuneration

PROPOSAL #5.A: Re-elect Mr. Koh Boon Hwee as a                             ISSUER          YES          FOR               FOR
Director, who are retiring under Article 95 of the
Company's Articles of Association

PROPOSAL #5.B: Re-elect Mr. Christopher Cheng Wai                          ISSUER          YES          FOR               FOR
Chee as a Director, who are retiring under Article 95
 of the Company's Articles of Association

PROPOSAL #6.A: Re-elect Mr. Richard Daniel Stanley,                        ISSUER          YES          FOR               FOR
as a Director, who are retiring under Article 101 of
the Company's Articles Association

PROPOSAL #6.B: Re-elect Ms. Euleen Goh Yiu Kiang, as                       ISSUER          YES          FOR               FOR
a Director, who are retiring under Article 101 of the
 Company's Articles Association

PROPOSAL #6.C: Re-elect Dr. Bart Joseph Broadman, as                       ISSUER          YES          FOR               FOR
a Director, who are retiring under Article 101 of the
 Company's Articles Association

PROPOSAL #7.: Re-appoint Mr. Andrew Robert Fowell                          ISSUER          YES        AGAINST           AGAINST
Buxton as a Director pursuant to Section 153[6] of
the Companies Act, Chapter 50, to hold office from
the date of this AGM until the next AGM the Company

PROPOSAL #8.A: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to a] allot and issue from time to time
such number of ordinary shares in the capital of the
Company [DBSH ordinary shares] as may be required to
be issued pursuant to the exercise of options under
the DBSH share option plan; and b] offer and grant
awards in accordance with the provisions of the DBSH
share plan and to allot and issue from time to time
such number of DBSH ordinary shares as may be
required to be issued pursuant to the vesting of
awards under the DBSH share plan, provided always
that the aggregate number of new DBSH ordinary shares
 to be issued pursuant to the exercise of options
granted under the DBSH share option plan and the
vesting of awards granted or to be granted under the
DBSH share plan shall not exceed 7.5% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company from time to time

PROPOSAL #8.B: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to a] [i] issue shares in the capital of the Company
 [shares] whether by way of rights, bonus or
otherwise; and/or [ii] make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares, at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and [b]
[notwithstanding the authority conferred by this
resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this Resolution was in force,
 provided that [1] the aggregate number of shares to
be issued pursuant to this resolution [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 50% of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with paragraph
[2] below], of which the aggregate number of shares
to be issued other than on a pro rata basis to
shareholders of the Company [including shares to be
issued in pursuance of instruments made or granted
pursuant to this resolution] does not exceed 10% of
the total number of issued shares [excluding treasury
 shares] in the capital of the Company [as calculated
 in accordance with paragraph [2] below]; [2]
[subject to such manner of calculation and
adjustments as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST]] for the
 purpose of determining the aggregate number of
shares that may be issued under paragraph [1] above,
the percentage of issued shares shall be based on the
 total number of issued shares [excluding treasury
shares] in the capital of the Company at the time
this resolution is passed, after adjusting for [i]
new shares arising from the conversion or exercise of
 any convertible securities or share options or
vesting of share awards which are outstanding or
subsisting at the time this resolution is passed; and
 [ii] any subsequent bonus issue, consolidation or
subdivision of shares; [3] in exercising the
authority conferred by this Resolution, the Company
shall comply with the provisions of the listing
manual of the SGX-ST for the time being in force
[unless such compliance has been waived by the SGX-
ST] and the Articles of Association for the time
being of the Company; [Authority expires at the
earlier of the conclusion of the next AGM of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DBS GROUP HOLDINGS LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y20246107
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors for the                              ISSUER          YES          FOR               FOR
purposes of Sections 76C and 76E of the Companies
Act, Chapter 50 [the Companies Act], to purchase or
otherwise acquire issued ordinary shares in the
capital of DBSH [ordinary shares] not exceeding in
aggregate the maximum percentage [as specified], at
such price or prices as may be determined by the
Directors from time to time up to the maximum price
[as specified], whether by way of: [i] market
purchase[s] on the Singapore Exchange Securities
Trading Limited [SGX-ST] transacted through the
Central Limit Order Book trading system and/or any
other securities exchange on which the ordinary
shares may for the time being be listed and quoted
[Other Exchange]; and/or [ii] off-market purchase[s]
[if effected otherwise than on the SGX-ST or, as the
case may be, other exchange] in accordance with any
equal access scheme[s] as may be determined or
formulated by the Directors as they consider fit,
which scheme[s] shall satisfy all the conditions
prescribed by the Companies Act, and otherwise in
accordance with all other laws and regulations and
rules of the SGX-ST or, as the case may be, other
exchange as may for the time being be applicable,
[the share purchase mandate]; [Authority expires the
earlier of the date on which the next AGM of DBSH is
held and the date by which the next AGM of DBSH is
required by law to be held]; and to complete and do
all such acts and things [including executing such
documents as may be required] as they and/or he may
consider expedient or necessary to give effect to the
 transactions contemplated and/or authorized by this

PROPOSAL #2.: Approve, pursuant to Rule 14.1 of the                        ISSUER          YES          FOR               FOR
rules of the DBSH Share Plan [the Plan] and further
to the ordinary resolution passed by the Company in
general meeting on 21 APR 2003, the extension of the
duration of the Plan for a further period of 10 years
 from 18 SEP 2009 up to 17 SEP 2019; and amend the
Rule 8.1 of the Plan as specified

PROPOSAL #S.3: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 contingent upon the passing of Resolution 3,
pursuant to Section 161 of the Companies Act, to
allot and issue from time to time such number of new
ordinary shares, new NRPS [as specified] and new RPS
[as specified] in the Company as may be required to
be allotted and issued pursuant to the DBSH Scrip
Dividend Scheme [as specified]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DC CHEMICAL CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y2026B104
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DELEK AUTOMATIVE SYSTEMS LTD, NETANYA
  TICKER:                N/A             CUSIP:     M2756V109
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the discussion of the financial                      ISSUER          YES          FOR               FOR
 statements and Directors' report for the year 2008

PROPOSAL #2.: Re-appoint Joint Accountant-Auditors                         ISSUER          YES          FOR               FOR
and authorize the Board to fix their remuneration

PROPOSAL #3.: Appoint Mr. Ofer Zelermayer as an                            ISSUER          YES          FOR               FOR
External Director for a 3 year statutory period and
approve his remuneration of NIS 61,160 annual and NIS
 2,280 meeting attendance fees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DELEK AUTOMATIVE SYSTEMS LTD, NETANYA
  TICKER:                N/A             CUSIP:     M2756V109
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the amount of the                        ISSUER          YES        ABSTAIN           AGAINST
annual D&O cover in the frame of the Delek Group D&O
insurance in which the Company participates from USD
50 million to USD 75 million and payment of the
proportionate share of the Company in the annual
premium

PROPOSAL #2.: Authorize the Company to renew D&O                           ISSUER          YES        ABSTAIN           AGAINST
insurance cover from time to time either
independently or within the frame of Group insurance
provided that in the frame of Group insurance the
amount is not less than USD 50 million and not more
than USD 100 million and in the case of independent
insurance the amount is not less than USD 30 million
and not more than USD 60 million, and in neither case
 will the premium be more than USD 100,000

PROPOSAL #3.: Re-appoint Ms. Yael Geva as an External                      ISSUER          YES        ABSTAIN           AGAINST
 Director for an additional 3 year statutory period

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DELEK GROUP LTD.
  TICKER:                N/A             CUSIP:     M27635107
  MEETING DATE:          7/14/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Directors' report for the year 2007

PROPOSAL #2.: Re-appoint the Accountant-Auditors and                       ISSUER          YES          FOR               FOR
authorize the Board to fix their fees

PROPOSAL #3.: Approve the payment to the Chairman of                       ISSUER          YES          FOR               FOR
the Board of a bonus in respect of 2007 in the amount
 of NIS 1,440,000

PROPOSAL #4.: Approve the extension of the period of                       ISSUER          YES        AGAINST           AGAINST
a loan granted by the Company to the Chairman for an
additional 3 years; the loan in the amount of NIS 2.5
 million was granted in 2005 and is due for repayment
 in OCT 2008 [if not extended], the loan is linked to
 the Consumers Prices Index and bears linked interest
 at the rate of 4% a year [no change]

PROPOSAL #5.: Approve to increase the amount of D&O                        ISSUER          YES        AGAINST           AGAINST
insurance cover from USD 40 to USD 50 million

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DELEK GROUP LTD.
  TICKER:                N/A             CUSIP:     M27635107
  MEETING DATE:          11/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report relating to the                           ISSUER          NO           N/A               N/A
intention of the Company to distribute the shares
owned by the Company in Delek Real Estate Ltd. to its
 shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DELEK GROUP LTD.
  TICKER:                N/A             CUSIP:     M27635107
  MEETING DATE:          1/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Yosef Dauber as an External                      ISSUER          YES          FOR               FOR
 Director for a 3 year statutory period

PROPOSAL #2.: Approve the payment to Mr. Dauber of                         ISSUER          YES        AGAINST           AGAINST
annual remuneration: NIS 126,000 and meeting
attendance fees: NIS 4,800

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DELEK GROUP LTD.
  TICKER:                N/A             CUSIP:     M27635107
  MEETING DATE:          2/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the compensation of Mr. Avi                          ISSUER          YES        ABSTAIN           AGAINST
Harel as the Director of the Company, in his capacity
 as Head of a Subsidiary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DELTA ELECTRONICS (THAILAND) PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y20266154
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of AGM                        ISSUER          YES          FOR               FOR
of shareholders No. 1/2008 held on 03 APR 2008

PROPOSAL #2.: Acknowledge the operation results of                         ISSUER          YES          FOR               FOR
the Company in 2008

PROPOSAL #3.: Approve the audited balance sheet and                        ISSUER          YES          FOR               FOR
profit and loss statements for the YE 31 DEC 2008 as
well as the Auditor's report

PROPOSAL #4.: Approve the dividend distribution for                        ISSUER          YES          FOR               FOR
the year 2008

PROPOSAL #5.: Approve the re-election of the                               ISSUER          YES          FOR               FOR
Directors who retire by rotation

PROPOSAL #6.: Approve the remuneration for Directors                       ISSUER          YES          FOR               FOR
for the year 2009

PROPOSAL #7.: Approve the appointment of External                          ISSUER          YES          FOR               FOR
Auditor and its remuneration for the year 2009

PROPOSAL #8.: Approve the amendment of the Company's                       ISSUER          YES          FOR               FOR
Articles of Association

PROPOSAL #9.: Approve the addition to the Company's                        ISSUER          YES          FOR               FOR
business objectives and the amendment to Clause 3 of
the Company's Memorandum of Association

PROPOSAL #10.: Other business [if any]                                     ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DELTA ELECTRS INC
  TICKER:                N/A             CUSIP:     Y20263102
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 financial statements                               ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 3.5 per share

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings; proposed stock dividend: 10
for 1,000 shares held; proposed bonus issue: 10 for
1,000 shares held

PROPOSAL #B.6: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.7.1: Elect Mr. Yi-Chiang LO/ Shareholder                       ISSUER          YES          FOR               FOR
No: 205026 as an Independent Director

PROPOSAL #B72.1: Elect Mr. Bruce Ch Cheng/Shareholder                      ISSUER          YES          FOR               FOR
 No: 1 as a Director

PROPOSAL #B72.2: Elect Mr. Yancey Hai/Shareholder No:                      ISSUER          YES          FOR               FOR
 38010 as a Director

PROPOSAL #B72.3: Elect Mr. Mark Ko/Shareholder No:                         ISSUER          YES          FOR               FOR
15314 as a Director

PROPOSAL #B72.4: Elect Mr. Raymond Hsu/Shareholder                         ISSUER          YES          FOR               FOR
No: 3 as a Director

PROPOSAL #B72.5: Elect Mr. Fred Chai-Yan Lee/Passport                      ISSUER          YES          FOR               FOR
 No: 057416787 as a Director

PROPOSAL #B72.6: Elect Mr. Ping Cheng/Shareholder No:                      ISSUER          YES          FOR               FOR
 43 as a Director

PROPOSAL #B72.7: Elect Mr. Simon Chang/Shareholder                         ISSUER          YES          FOR               FOR
No: 19 as a Director

PROPOSAL #B72.8: Elect Mr. Albert Chang/Shareholder                        ISSUER          YES          FOR               FOR
No: 32 as a Director

PROPOSAL #B73.1: Elect Mr. E-Ying Hsieh/Shareholder                        ISSUER          YES          FOR               FOR
No: 2 as a Supervisor

PROPOSAL #B73.2: Elect Mr. Chung-Hsing Huang/Id No:                        ISSUER          YES          FOR               FOR
H101258606 as a Supervisor

PROPOSAL #B.8: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on Directors from participation in
competitive business

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DENA CO.,LTD.
  TICKER:                N/A             CUSIP:     J1257N107
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DENKI KAGAKU KOGYO KABUSHIKI KAISHA
  TICKER:                N/A             CUSIP:     J12936134
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DENSO CORPORATION
  TICKER:                N/A             CUSIP:     J12075107
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Options and Stock Option Plan

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DENTSU INC.
  TICKER:                N/A             CUSIP:     J1207N108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations, Adopt Restriction to the Rights
 for Odd-Lot Shares, Allow Use of Treasury Shares for
 Odd-Lot Purchases, Reduce Board Size to 15, Adopt an
 Executive Officer System

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DENWAY MTRS LTD
  TICKER:                N/A             CUSIP:     Y2032Y106
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
financial statements and the report of the Directors
and the Independent Auditor's report for the YE 31
DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Zeng Qinghong as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.2: Re-elect Mr. Yang Dadong as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Re-elect Mr. Yao Yiming as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Re-elect Mr. Cheung Doi Shu as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.5: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix the remuneration of the
 Auditors

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to repurchase shares in the capital of the
Company on The Stock Exchange of Hong Kong Limited
[the Stock Exchange] or on any other stock exchange
on which the shares of the Company may be listed and
recognized by the Securities and Futures Commission
and the Stock Exchange for this purpose, subject to
and in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
stock exchange as amended from time to time; approve
the aggregate nominal amount of shares of the Company
 to be repurchased by the Company shall not exceed
10% of the aggregate nominal amount of the issued
share capital of the Company at the date of the
passing of this resolution and the said approval
shall be limited accordingly; [Authority expires
earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by law to be

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to allot, issue and deal with additional
shares in the capital of the Company and to make and
grant offers, agreements and options [including
warrants, bonds, debentures, notes and other
securities which carry rights to subscribe for or are
 convertible into shares of the Company] which would
or might require shares to be allotted and after the
end of the relevant period; approve the aggregate
nominal amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors of the Company, otherwise than pursuant to
(a) a Rights Issue [as hereinafter defined]; or (b)
an issue of shares upon the exercise of subscription
rights under any option scheme or similar arrangement
 for the time being adopted for the grant or issue to
 the grantees as specified in such scheme or similar
arrangement of shares or rights to acquire shares of
the Company; or (c) any issue of shares pursuant to
the exercise of rights of subscription or conversion
under the terms of any existing warrants, bonds,
debentures, notes and other securities of the Company
 which carry rights to subscribe for or are
convertible into shares of the Company; or (d) an
issue of shares pursuant to any scrip dividend or
similar arrangement providing for the allotment of
shares in lieu of the whole or part of the dividend
on shares of the Company in accordance with the
Articles of Association of the Company, shall not
exceed 20% of the aggregate nominal amount of the
issued share capital of the Company at the date of
the passing of this resolution and the said approval
shall be limited accordingly; [Authority expires
earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by law to be

PROPOSAL #7.: Approve that the conditional upon the                        ISSUER          YES        AGAINST           AGAINST
passing of the ordinary resolutions in items 5 and 6
as specified, the general mandate granted to the
Directors of the Company to exercise the powers of
the Company to allot, issue and deal with any
additional shares of the Company pursuant to ordinary
 resolution in item 6 as specified be and is hereby
extended by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company under the authority granted pursuant to
ordinary resolution in item 5 as specified, provided
that such extended amount shall not exceed 10% of the
 aggregate nominal amount of the issued share capital
 of the Company at the date of the passing of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DESARROLLADORA HOMEX S A DE   C V
  TICKER:                N/A             CUSIP:     P35054108
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the reports that the Board of                        ISSUER          YES          FOR               FOR
Directors presents in accordance with the terms of
Article 28, Part IV, of the Securities Market Law,
including the presentation of the financial
statements of the Company for the FY that ended on 31

PROPOSAL #2.: Approve the allocation o f the results                       ISSUER          YES          FOR               FOR
obtained in said FY

PROPOSAL #3.: Approve the maximum amount of funds                          ISSUER          YES          FOR               FOR
that may be allocated to the acquisition of the
Company's own shares

PROPOSAL #4.: Appoint or ratify the Members of the                         ISSUER          YES          FOR               FOR
Board of Directors and Secretary, as well as the
determination of their remuneration

PROPOSAL #5.: Approve the designation or ratification                      ISSUER          YES          FOR               FOR
 of the Chairpersons of the Audit and Corporate
Practices Committees, and, if relevant, designation
of the other Members of said Committees and of the
Executive Committee

PROPOSAL #6.: Approve the designation of special                           ISSUER          YES          FOR               FOR
delegates for the execution and formalization of the
resolutions of this meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEUTSCHE BANK AG, FRANKFURT AM MAIN
  TICKER:                N/A             CUSIP:     D18190898
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the established Annual                       ISSUER          NO           N/A               N/A
Financial Statements and Management Report (including
 the comments on disclosure pursuant to paragraph 289
 (4) German Commercial Code) for the 2008 financial
year, the approved Consolidated Financial Statements
and Management Report (including the comments on
disclosure pursuant to paragraph 315 (4) German
Commercial Code) for the 2008 financial year as well
as the Report of the Supervisory Board

PROPOSAL #2.: Appropriation of distributable profit                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Ratification of the acts of management                       ISSUER          YES          FOR               FOR
of the Management Board for the 2008 financial year

PROPOSAL #4.: Ratification of the acts of management                       ISSUER          YES          FOR               FOR
of the Supervisory Board for the 2008 financial year

PROPOSAL #5.: Election of the auditor for the 2009                         ISSUER          YES          FOR               FOR
financial year, interim accounts

PROPOSAL #6.: Authorization to acquire own shares for                      ISSUER          YES          FOR               FOR
 trading purposes (paragraph 71 (1) No. 7 Stock
Corporation Act)

PROPOSAL #7.: Authorization to acquire own shares                          ISSUER          YES          FOR               FOR
pursuant to paragraph 71 (1) No. 8 Stock Corporation
Act as well as for their use with the possible
exclusion of pre-emptive rights

PROPOSAL #8.: Amendment to the Articles of                                 ISSUER          YES          FOR               FOR
Association relating to the registration period for
the General Meeting

PROPOSAL #9.: Amendment to paragraph 19 (2) sentence                       ISSUER          YES          FOR               FOR
3 of the Articles of Association to accord with the
rules of the Act on the Implementation of the
Shareholder Rights Directive

PROPOSAL #10.: Creation of new authorized capital                          ISSUER          YES          FOR               FOR
(with the possibility of excluding pre-emptive
rights, also in accordance with paragraph 186 (3)
sentence 4 Stock Corporation Act) and amendment to
the Articles of Association

PROPOSAL #11.: Creation of new authorized capital for                      ISSUER          YES          FOR               FOR
 capital increases in cash or in kind (with the
possibility of excluding pre-emptive rights) and
amendment to the Articles of Association

PROPOSAL #12.: Creation of new authorized capital                          ISSUER          YES          FOR               FOR
(with the possibility of excluding pre-emptive rights
 for broken amounts as well as in favour of holders
of option and convertible rights) and amendment to
the Articles of Association

PROPOSAL #13.: Authorization to issue participatory                        ISSUER          YES          FOR               FOR
notes with warrants and/ or convertible participatory
 notes, bonds with warrants and convertible bonds
(with the possibility of excluding pre-emptive
rights), creation of conditional capital and
amendment to the Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEUTSCHE BOERSE AG, FRANKFURT AM MAIN
  TICKER:                N/A             CUSIP:     D1882G119
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements, the group annual report, and the reports
 pursuant to Sections 289[4] and 315[4] of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation Of the                       ISSUER          YES          FOR               FOR
distribution Profit of EUR 500,000,000 as follows:
payment of a dividend of EUR 2.10 per no-par share
EUR 109,811,753.30 shall be allocated to the other
revenue reserves ex-dividend date: 21 MAY 2009
payable date: 22 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.1: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Richard Berliand

PROPOSAL #5.2: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Dr. Joachim Faber

PROPOSAL #5.3: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Dr. Manfred Gentz

PROPOSAL #5.4: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Richard M. Hayden

PROPOSAL #5.5: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Craig Heimark

PROPOSAL #5.6: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Dr. Konrad Hummler

PROPOSAL #5.7: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. David Krell

PROPOSAL #5.8: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Hermann-Josef Lamberti

PROPOSAL #5.9: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Mr. Friedrich Merz

PROPOSAL #5.10: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Mr. Thomas Neisse

PROPOSAL #5.11: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Mr. Gerhard Roggemann

PROPOSAL #5.12: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Dr. Erhard Schipporeit

PROPOSAL #6.: Renewal of the authorization to acquire                      ISSUER          YES          FOR               FOR
 own shares the Company shall be authorized to
acquire own shares of up to 10% of its share capital,
 at prices not deviating more than 10% from the
market price of the shares, on or before 31 OCT 2010,
 the Company shall also be authorized to use put and
call options for the acquisition of own shares of up
to 5% of the Company's share capital, at a price
neither more than 10 above, nor more than 20% below
the market price of the shares, the Board of Managing
 Director's shall be authorized use the shares for
all legally permissible purposes, especially, to use
the shares for mergers and acquisitions, to offer the
 shares to employees, executives and retired
employees of the Company and its affiliates, to use
the shares within the scope of the Company's stock
option plan, to dispose of the shares in a manner
other than the stock exchange or an offer to all
shareholders if the shares are sold at a price not
materially below their market price, and to retire

PROPOSAL #7.: Amendments to the Articles of                                ISSUER          YES          FOR               FOR
Association in accordance with the implementation of
the Shareholders Rights Act (ARUG), as follows:
Section 15(2) of the Article of Association in
respect of the convocation of t he shareholders
meeting being published in the electronic federal
gazette at least 30 days prior to the meeting, the
publishing date of the convocation not being included
 in the 30 day period Section 16(1) of the Article of
 Association in respect of shareholders being
entitled to participate and vote at the shareholders
meeting if they are entered in the Company's share
register and register with the Company by the sixth
day prior to the meeting, Section 16 of the Article
of Association in respect of its heading being
reworded as follows: attendance, voting rights
Section 16(3) of the Article of Association in
respect of proxy-voting instructions being issued in
writing, unless a less stringent form is stipulated
by Law, Section 17 of the Article of Association in
respect of its heading being reworded as follows:
Chairman, broadcast of the AGM Section 17(4) of the
Article of Association in respect of the Board of
Managing Director's being authorized to allow the
audiovisual transmission of the shareholders meeting

PROPOSAL #8.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2009 FY: KPMG AG, Berlin

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEUTSCHE LUFTHANSA AG, KOELN
  TICKER:                N/A             CUSIP:     D1908N106
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the audited financial                        ISSUER          NO           N/A               N/A
statements, the approved consolidated financial
statements, the management report for the Company and
 the Group for the 2008 financial year as well as the
 report of the Supervisory Board

PROPOSAL #2.: Appropriation of the distributable                           ISSUER          YES          FOR               FOR
profit for the 2008 financial year

PROPOSAL #3.: Approval of Executive Board's acts for                       ISSUER          YES          FOR               FOR
the 2008 financial year

PROPOSAL #4.: Approval of Supervisory Board's acts                         ISSUER          YES          FOR               FOR
for the 2008 financial year

PROPOSAL #5.: Authorisation to purchase own shares                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Creation of new Authorised Capital B                         ISSUER          YES          FOR               FOR
for employee shares and a corresponding amendment to
the Articles of Association

PROPOSAL #7.: Amendment to the Articles of                                 ISSUER          YES          FOR               FOR
Association to abolish concessionary flights for
Supervisory Board members

PROPOSAL #8.: Appointment of auditors for the annual                       ISSUER          YES          FOR               FOR
financial statements in the 2009 financial year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEUTSCHE POST AG, BONN
  TICKER:                N/A             CUSIP:     D19225107
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report as well as the
report by the Board of Managing Directors pursuant to
 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 1,093,186,345.76 as
follows: payment of a dividend of EUR 0.60 per no-par
 share EUR 367,776,821.36 shall be carried forward
ex-dividend and payable date: 22 APR 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          YES          FOR               FOR
FY, the abbreviation 2009 FY and the interim report:
PricewaterhouseCoopers AG, Dusseldorf

PROPOSAL #6.: Authorization to acquire own shares,                         ISSUER          YES          FOR               FOR
the Company shall be authorized to acquire own shares
 of up to 10% of its share capital through the stock
exchange, at a price not deviating more than 10%.
from the market price of the shares, or by way of a
public repurchase offer to all shareholders, at a
price not deviating more than 15% from the market
price of the shares, on or before 30 SEP 2010, the
existing authorization to acquire own shares shall be
 revoked when the above authorization comes into
effect, the Board of Managing Directors shall be
authorized to dispose of the shares in a manner other
 than through the stock exchange or by way of a
public offer to all shareholders, to retire the
shares and to exclude shareholders' subscription
rights in connection with mergers and acquisitions,
for up to 10%. of the Company's share capital in
order to dispose of the shares against payment in
cash if the price at which the shares are sold is not
 materially below the market price of the shares, for
 the satisfaction of conversion and/or option rights,
 and in order to use the shares as remuneration for
executive Members of the Company or its affiliates

PROPOSAL #7.: Approval of the use of derivatives                           ISSUER          YES          FOR               FOR
[call and put options] for the purpose of acquiring
own shares as per item 6

PROPOSAL #8.: Resolution on the creation of new                            ISSUER          YES          FOR               FOR
authorized capital, and the correspondence amendment
to the Articles of association, the Board of Managing
 Directors shall be authorized, with the consent of
the Supervisory Board, to increase the Company's
share capital by up to EUR 240,000,000, through the
issue of up to 240,000,000 new registered no-par
shares against payment in cash or kind, on or before
20 APR 2014, shareholders shall be granted
subscription rights except for residual amounts and a
 capital increase of up to 10% of the Company's share
 capital if the new shares are issued at a price not
materially below their market price, the existing
authorization to increase the Company's share capital
 shall be revoked when the authorized capital 2009
comes into effect, Section 5(2) of the Articles of
Association shall be amended accordingly, the
Supervisory Board shall be authorized to amend the
Articles of Association in accordance with the
implementation of the aforementioned authorization

PROPOSAL #9.a: Elections to the Supervisory Board Mr.                      ISSUER          YES          FOR               FOR
 Ulrich Schroeder

PROPOSAL #9.B: Elections to the Supervisory Board                          ISSUER          YES          FOR               FOR
Mr.Henning Kagermann

PROPOSAL #9.C: Elections to the Supervisory Board                          ISSUER          YES          FOR               FOR
Mr.Stefan Schulte

PROPOSAL #10.: Amendments to the Articles of                               ISSUER          YES          FOR               FOR
Association a) Section 19(1), in respect of sentence
3 and 4 being deleted without replacement b) Section
19(2), in respect of proxy-voting instructions being
issued in writing, via a re-ply sheet issued by the
Company or on the website named in the invitation RE,
 the use of electronic means of communication or a
written statement for the issue of proxy-voting
instructions c) Section 18(1), in respect of the
shareholders' meetings being held at the Company's
seat, at the seat of a German Stock Exchange or in a
town with more than 200,000 inhabitants

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEUTSCHE POSTBANK AG
  TICKER:                N/A             CUSIP:     D1922R109
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the adopted annual                           ISSUER          NO           N/A               N/A
financial statements and the approved consolidated
financial statements of the Management reports for
the Company and the Group [including the notes on the
 disclosures in accordance with Sections 289(4) and
315(4) of the German Commercial Code
[Handelsgesetzbuch   HGB]]

PROPOSAL #2.: Resolution on the formal approval of                         ISSUER          YES        AGAINST           AGAINST
the actions of the Management Board

PROPOSAL #3.: Resolution on the formal approval of                         ISSUER          YES        AGAINST           AGAINST
the actions of the Supervisory Board

PROPOSAL #4.: Appointment of auditors for the 2009 FY                      ISSUER          YES          FOR               FOR
 the abbreviation 2009 FY and for the interim report:
 PricewaterhouseCoopers AG, Dusseldorf

PROPOSAL #5.a: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Tessen von Heydebreck

PROPOSAL #5.B: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Wilfried Boysen

PROPOSAL #5.c: Elections to the Supervisory Board:                         ISSUER          YES        AGAINST           AGAINST
Henry Cordes

PROPOSAL #5.D: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Peter Hoch

PROPOSAL #5.e: Elections to the Supervisory Board:                         ISSUER          YES        AGAINST           AGAINST
Werner Steinmueller

PROPOSAL #5.f: Elections to the Supervisory Board:                         ISSUER          YES          FOR               FOR
Ralf Krueger

PROPOSAL #6.: Resolution on the authorization to                           ISSUER          YES          FOR               FOR
purchase own shares in accordance with Section 71(1)
Number 7 of the AktG

PROPOSAL #7.: Resolution on the authorization to                           ISSUER          YES          FOR               FOR
purchase and utilize own shares in accordance with
Section 71(1) Number 8 of the AktG

PROPOSAL #8.: Resolution on the creation of a new                          ISSUER          YES          FOR               FOR
Authorized Capital and amendment to the Articles of
Association

PROPOSAL #9.a: Decision on an authorization I to                           ISSUER          YES          FOR               FOR
issue convertible bonds, bonds with warrants, enjoy
rights and / or participating bonds (or combinations
of these instruments)

PROPOSAL #9.B: Decision about the creation of                              ISSUER          YES          FOR               FOR
conditional capital I

PROPOSAL #10.a: Resolution II, on an authorization to                      ISSUER          YES          FOR               FOR
 issue convertible bonds, bonds with warrants, enjoy
rights and / or participating bonds (or combinations
of these instruments)

PROPOSAL #10.B: Decision about the creation of                             ISSUER          YES          FOR               FOR
conditional capital II

PROPOSAL #11.: Amendment the Articles of Association                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEUTSCHE TELEKOM AG
  TICKER:                N/A             CUSIP:     D2035M136
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report as well as the
report by the Board of Managing Directors pursuant to
 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 5,297,162,661.31 as
follows: payment of a dividend of EUR 0.78 per no-par
 share EUR 1,911,426,720.19 shall be carried forward
ex-dividend and payable date: may 01 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Postponement of the ratification of the                      ISSUER          YES          FOR               FOR
 Acts of Klaus Zumwinkel, former Member of the
Supervisory Board, during the 2008 FY.

PROPOSAL #5.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board the Acts of the Members of the
Supervisory Board during the 2008 FY shall be
ratified with the exception of Acts by Klaus Zumwinkel

PROPOSAL #6.: Appointment of Auditors a) for the 2009                      ISSUER          YES          FOR               FOR
 FY PricewaterhouseCoopers AG, Frankfurt and Ernst &
Young AG, Stuttgart b) for the abbreviation 2009 FY
and the review of the interim report:
PricewaterhouseCoopers AG, Frankfurt and Ernst &
Young AG, Stuttgart

PROPOSAL #7.: Authorization to acquire own shares the                      ISSUER          YES          FOR               FOR
 Board of Managing Directors shall be authorized,
with the consent of the Supervisory Board, to acquire
 shares of the Company of up to 10% of the Company's
share capital through the Stock Exchange at prices
not deviating more than 5% from the market price of
the shares or by way of a public repurchase offer to
all shareholders at prices not deviating more than
10% from the market price of the shares, on or before
 29 OCT 2010, the shares may also be acquired by
third parties or the Company's affiliates, the Board
of Managing Directors shall be authorized, with the
consent of the Supervisory Board, to dispose of the
shares by way of an offer to all shareholders and to
exclude shareholders subscription rights to dispose
of the shares through the Stock Exchange, float the
shares on Foreign Stock Exchanges at prices not more
than 5% below the market price of the shares, use the
 shares in connection with mergers and acquisitions
and as employee shares for employees of the Company
and its affiliates, sell the shares to third parties
against payment in cash at a price not materially
below the market price of the shares, satisfy conv.
and/or option rights, for residual amounts, and to
retire the shares

PROPOSAL #8.: Election of Joerg Asmussen to the                            ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #9.: Election of Ulrich Schroeder to the                          ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #10.: Approval of the control and Profit                          ISSUER          YES          FOR               FOR
Transfer Agreement with the Company's subsidiary
Interactive Media CCSP GMBH, effective retroactively
from 01 JAN 2009 for at least 5 years

PROPOSAL #11.: Resolution on the revocation of the                         ISSUER          YES          FOR               FOR
authorized capital 2004 and the creation of the
authorized capital 2009/I against payment in kind,
and the correspondence amendment to the Art of
Association a) The authorized capital 2004 shall be
revoked when the new authorized capital comes into
effect b) The Board of MDs shall be authorized, with
the consent of the Supervisory Board, to increase the
 Company's share capital by up to EUR 2,176,000,000
through the issue of up to 850,000,000 registered no-
par shares against payment in kind, on or before
April 29, 2014. The Board of Managing Directors shall
 be authorized, with the consent of the Supervisory
Board, to exclude shareholders subscription right s
in connection with mergers and acquisitions
(authorized capital 2009/I) c) Section 5(2) of the
Art. of Association shall be amended accordingly

PROPOSAL #12.: Resolution on the revocation of the                         ISSUER          YES          FOR               FOR
authorized capital 2006 and the creation of the
authorized capital 2009/II against payment in cash
and/or kind, and the correspondent amendment to the
Art of Association a) The authorized capital 2006
shall be revoked when the new authorized capital
comes into effect b) The Board of Managing Directors
shall be authorized, with the consent of the
Supervisory Board, to increase the Company's share
capital by up to EUR 38,400,000 through the issue of
up to 15,000,000 registered no-par shares against
payment in cash and/or kind, on or before April 29,
2014, Shareholders, subscription rights shall be
excluded, the new shares shall only be issued to
employees of the Company and its affiliates, c)
Section 5(3) of the Art of Association shall be

PROPOSAL #13.: Amendment to Section 15(2) of the Art                       ISSUER          YES          FOR               FOR
of Association, in respect of the Board of Managing
Directors being authorized to permit the audiovisual
transmission of the shareholders meeting

PROPOSAL #14.: Amendment to Section 16(1) and 2) of                        ISSUER          YES          FOR               FOR
the Art of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEXIA SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B3357R218
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.I: Receive Directors and Auditors                              ISSUER          NO           N/A               N/A
Reports, consolidated financial statements and

PROPOSAL #OII.1: Approve the financial statements                          ISSUER          NO           N/A               N/A

PROPOSAL #OII.2: Approve the allocation of income                          ISSUER          NO           N/A               N/A

PROPOSAL #OII.3: Grant discharge to the Directors                          ISSUER          NO           N/A               N/A

PROPOSAL #OII.4: Grant discharge to the Auditors                           ISSUER          NO           N/A               N/A

PROPOSAL #OII.5: Elect Mr. JeanLuc Dehaene as a                            ISSUER          NO           N/A               N/A
Director

PROPOSAL #OII.6: Elect Mr. Pierre Mariani as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #OII.7: Elect Mr. Bruno Bezard as a Director                      ISSUER          NO           N/A               N/A

PROPOSAL #OII.8: Elect Mr. Koen Van Loo as a Director                      ISSUER          NO           N/A               N/A

PROPOSAL #OII.9: Elect Mr. Alain Quinet as a Director                      ISSUER          NO           N/A               N/A

PROPOSAL #OII10: Re-elect Mr. Francis Vermeiren as a                       ISSUER          NO           N/A               N/A
Director

PROPOSAL #OII11: Re-elect Mr. Bernard Lux as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #OII12: Approve to indicate Messrs. JeanLuc                       ISSUER          NO           N/A               N/A
Dehaene, Gilles Benoist, Denis Kessler, Catherine
Kopp, Andre LevyLang, and Brian Unwin as the
Independent Board Members

PROPOSAL #E.I: Grant authority to the issuance of                          ISSUER          NO           N/A               N/A
Equity by renewal of the authorized capital

PROPOSAL #E.II: Grant authority to repurchase the                          ISSUER          NO           N/A               N/A
Issued Shares

PROPOSAL #E.III: Approve the reduction in Share                            ISSUER          NO           N/A               N/A
Ownership Threshold to 1%

PROPOSAL #E.IV: Grant authority to the implementation                      ISSUER          NO           N/A               N/A
 of approved resolutions and filing of required
documents/formalities at Trade Registry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEXIA SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B3357R218
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the special Board report                             ISSUER          NO           N/A               N/A

PROPOSAL #2.: Receive the special Auditor report                           ISSUER          NO           N/A               N/A

PROPOSAL #3.1.A: Approve the issuance of Warrants for                      ISSUER          NO           N/A               N/A
 the Belgian and French States

PROPOSAL #3.1.B: Approve the possibility to issue                          ISSUER          NO           N/A               N/A
Profit Certificates A instead of shares for the
Belgian and French States

PROPOSAL #3.1.C: Approve the issuance of shares by                         ISSUER          NO           N/A               N/A
contribution in kind regarding conversion of Warrants
 under Item 3.1.A

PROPOSAL #3.1.D: Approve the issuance of shares by                         ISSUER          NO           N/A               N/A
contribution in kind regarding conversion of Profit
Certificates under Item 3.1.B

PROPOSAL #3.1.E: Grant authority for the                                   ISSUER          NO           N/A               N/A
implementation of approved resolutions regarding
issuance of warrants

PROPOSAL #3.1.F: Grant authority for the                                   ISSUER          NO           N/A               N/A
implementation of approved resolutions regarding
issuance of Profit Certificates A

PROPOSAL #3.2: Grant authority for the implementation                      ISSUER          NO           N/A               N/A
 of approved resolutions and filing of required
documents/formalities at Trade registry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEXUS PROPERTY GROUP
  TICKER:                N/A             CUSIP:     Q3190P100
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Ms. Elizabeth Alexander AM as a                        ISSUER          YES          FOR               FOR
Director of Dexus Funds Managing Limited

PROPOSAL #2.: Elect Mr. Barry Brownjohn as a Director                      ISSUER          YES          FOR               FOR
 of Dexus Funds Managing Limited

PROPOSAL #3.: Elect Mr. Charles B. Leitner as a                            ISSUER          YES          FOR               FOR
Director of Dexus Funds Managing Limited

PROPOSAL #4.: Elect Mr. Brian Scullin as a Director                        ISSUER          YES          FOR               FOR
of Dexus Funds Managing Limited

PROPOSAL #5.: Approve to increase in remuneration                          ISSUER          YES          FOR               FOR
pool for the Non-Executive Directors of Dexus Funds
Management Limited and its holding Company Dexus
Holding Private Limited as specified

PROPOSAL #6.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DEXUS PROPERTY GROUP
  TICKER:                N/A             CUSIP:     Q3190P100
  MEETING DATE:          2/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.1 and 7.4, the issue of 391,705,664
stapled securities, each comprising a unit in each of
 Dexus Diversified Trust, Dexus Industrial Trust,
Dexus Office Trust and Dexus Operations Trust,
[Stapled Security] to creation institutional and
sophisticated investors at AUD 0.77 per Stapled
Security issued on 09 DEC 2008 as specified

PROPOSAL #S.2: Authorize, for the purposes of ASX                          ISSUER          YES          FOR               FOR
Listing Rule 7.1, ASIC class 05/26 and for all other
purposes, the Dexus Property Group and the Directors
of the Dexus Funds Management Limited, as responsible
 entity for the Dexus Diversified Trust, Dexus
Industrial Trust, Dexus Office Trust and Dexus
Operations Trust [Trusts], to issue stapled
securities, each comprising a unit in each of the
Trusts, [Stapled Securities] to an underwriter of
persons procured by an underwriter within a period of
 24 months from the date of this meeting in
connection with any issue of Stapled Securities under
 the Dexus property Group distribution reinvestment

PROPOSAL #S.3: Amend the constitutions of each of                          ISSUER          YES          FOR               FOR
Dexus Diversified Trust, Dexus Industrial Trust,
Dexus Office Trust and Dexus Operations Trust
[Trusts] in accordance with the provisions of the
supplemental deed polls as specified; and authorize
the Dexus Funds Management Limited, as responsible
entity for each of the Trusts, to execute a
supplemental deed poll for each of the Trusts, in the
 same form as the supplemental deed poll annexed, and
 lodge them with ASIC to give effect to the
amendments to the Constitutions of the Trusts

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DIAGEO PLC
  TICKER:                N/A             CUSIP:     G42089113
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports and accounts of 2008                     ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report of 2008

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Dr. Franz B. Humer as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-elect Ms. Maria Lilja as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #6.: Re-elect Mr. W S Shanahan as Director,                       ISSUER          YES          FOR               FOR
who retires by rotation

PROPOSAL #7.: Re-elect Mr. H T Stitzer as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #8.: Elect Mr. Philip G Scott as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint the Auditors and approve the                      ISSUER          YES          FOR               FOR
 remuneration of the Auditors

PROPOSAL #10.: Grant authority to allot relevant                           ISSUER          YES          FOR               FOR
securities

PROPOSAL #S.11: Approve the dis-application of pre-                        ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.12: Grant authority to purchase own                            ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #13.: Grant authority to make political                           ISSUER          YES        ABSTAIN           AGAINST
donations and/or incur political expenditure

PROPOSAL #14.: Adopt the Diageo Plc 2008 Performance                       ISSUER          YES          FOR               FOR
Share Plan

PROPOSAL #15.: Adopt the Diageo Plc 2008 Senior                            ISSUER          YES          FOR               FOR
Executive Share Option Plan

PROPOSAL #16.: Grant authority to establish                                ISSUER          YES          FOR               FOR
international share plans

PROPOSAL #S.17: Amend the Articles of Association                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DIC CORPORATION
  TICKER:                N/A             CUSIP:     J1280G103
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DIGI.COM BHD
  TICKER:                N/A             CUSIP:     Y2070F100
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements of the Company for the FYE 31 DEC 2008
and the Directors' and Auditors' reports thereon

PROPOSAL #2.: Declare a final single-tier exempt                           ISSUER          YES          FOR               FOR
dividend of 53 sen per ordinary share of 10 sen each
for the FYE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Tan Sri Leo Moggie as a                         ISSUER          YES          FOR               FOR
Director of the Company who retires under Article
98(A) of the Articles of Association of the Company

PROPOSAL #4.: Re-elect Mr. Sigve Brekke as a Director                      ISSUER          YES          FOR               FOR
 of the Company who retires under Article 98(E) of
the Articles of Association of the Company

PROPOSAL #5.: Re-appoint Messrs Ernst & Young as the                       ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #6.: Authorize the Company and its                                ISSUER          YES          FOR               FOR
subsidiaries, subject to the provisions of the
Listing Requirements of Bursa Malaysia Securities
Berhad, and its subsidiaries, to enter into recurrent
 related party transactions of a revenue or trading
nature with Telenor and persons connected with
Telenor as specified in Section 2.3 of the circular
to shareholders dated 15 APR 2009, which are
necessary for the day-to-day operations and/or in the
 ordinary course of business of the Company and its
subsidiaries on terms not more favorable to the
related parties than those generally available to the
 public and are not detrimental to the minority
shareholders of the Company and that such approval
shall continue to be in force until: [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM after the date it is
required to be held pursuant to Section 143[1] of the
 Companies Act, 1965 [but shall not extend to such
extension as may be allowed pursuant to Section

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DISCO CORPORATION
  TICKER:                N/A             CUSIP:     J12327102
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Increase
Board Size to 5

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Amend the Compensation to be received by                      ISSUER          YES          FOR               FOR
 Corporate Auditors

PROPOSAL #6: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA
  TICKER:                N/A             CUSIP:     M28072102
  MEETING DATE:          7/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the Directors report for year 2007

PROPOSAL #2.: Re-appoint Messrs. N. Dankner, E.                            ISSUER          YES          FOR               FOR
Cohen, Z. Dankner, D. Manor, I. Manor, Z. Livnat, A.
Fisher, R. Bisker, S. Ben-Zev, Y. Shimmel G. Lahav,
A. Rosenfeld as the Officiating Directors and approve
 that the External Directors continue in Office by
provision of Law

PROPOSAL #3.: Re-appoint the Accountant- Auditors for                      ISSUER          YES          FOR               FOR
 the year 2008 and report of the Board as to their

PROPOSAL #4.: Approve to increase the amount of D&O                        ISSUER          YES          FOR               FOR
insurance cover that the Company is permitted to
purchase to a maximum of ILS 40 million

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA
  TICKER:                N/A             CUSIP:     M28072102
  MEETING DATE:          9/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve an agreement between the                             ISSUER          YES        ABSTAIN           AGAINST
Company together with IDB Development Company Limited
 [the controlling shareholder of the Company] and
between GVT Antilles, a Company in which the Company
and IDB each own 16.44%, GVT Holland, fully owned by
GVT Antilles, and a Company belonging to the Swarth
Group controlled by Mr. Saul Shani [the Purchaser],
by which the Company and IDB will each sell to GVT
Antilles their holding in GVT Antilles in
consideration for such amount as may be received by
GVT Holland for the sale of part of its holdings in
GVT Brazil, GVT Brazil is a Public Company traded in
Brazil, 22.9% of the shares of which are owned by GVT
 Holland, the transaction to be approved is designed
in order to enable the Company to realize its
indirect holding in GVT Brazil, In the frame of the
transaction GVT Holland will sell to the Purchaser 5
million shares of GVT Brazil [3.9%] for an amount in
Brazilian currency presently equivalent to USD 85
million; the consideration will be immediately
transferred from GVT Holland to GVT Antilles and will
 be used for the purchase from each of the Company
and of IDB of 8.5% of the shares of GVT Antilles, GVT
 Holland has granted the Purchaser an option for the
purchase of an additional 3.6% of the shares of GVT
Brazil [4,661,748 shares] in consideration for an
amount in USD equal to a multiplication of the number
 of shares by the higher of [1] 32.725 Brazilian
Real; OR [2] 80% of the average closing price of GVT
Brazil shares during the preceding 30 days, which
consideration will be transferred to GVT Antilles and
 will be used to purchase the balance of the holdings
 of the Company and of IDB in GVT Antilles

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA
  TICKER:                N/A             CUSIP:     M28072102
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the notification by the Company                      ISSUER          YES        AGAINST           AGAINST
 to Clal Finance Ltd. that the Company has no
objection to a compromise agreement between Clal
Finance Management Ltd., Clal Finance Betuha
Investments Management Ltd., Clal Insurance Company
Ltd., and underwriters of Clal Insurance, in
connection with claims that were submitted against
Clal Finance Management and Clal Finance Betuha [the
Clal Companies] by clients of those Companies [the
Plaintiffs] relating to an investment portfolio
managed by the Clal Companies [the Claim]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA
  TICKER:                N/A             CUSIP:     M28072102
  MEETING DATE:          12/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the agreement between the                            ISSUER          YES          FOR               FOR
Company together with IDB Development Co. [the
controlling shareholder of the Company] and between
GVT Antilles, a Company in which the Company and IDB
each own 16.44%, GVT Holland, fully owned by GVT
Antilles and a Swarth Group Company controlled Mr.
Saul Shani [the purchaser], by which the Company and
IDB will each sell to GVT Antilles their holding in
GVT Antilles in consideration for such amount as may
be received by GVT Holland for the sale of part of
its holdings in GVT Brazil, the GVT Brazil is a
public telecommunication Company traded in Brazil,
22.9% owned by GVT Holland; the transaction is
designed in order to enable the Company to realize
its indirect holding of GVT Brazil, the GVT Holland
is to sell to the Purchaser 5 million shares of GVT
Brazil [3.9%] for an amount equal to ILS 46 million;
the consideration will be transferred from GVT
Holland to GVT Antilles and will be used for the
purchase from each of the Company and IDB of 8.5% of
the shares of GVT Antilles, a similar transaction in
SEP 2008 a General Meeting of the Company in which
the consideration was to have been ILS 85 million,
however in view of the subsequent global financial
crisis the transaction was not completed and the
present consideration is regarded as adapted to
present market conditions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DISCOUNT INVESTMENT CORP, TEL AVIV-JAFFA
  TICKER:                N/A             CUSIP:     M28072102
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the entry together with IDB                          ISSUER          YES        ABSTAIN           AGAINST
Development Company Limited, the controlling
shareholder of the Company, into an agreement with
GVT [Holding] N.V, a private Company in which the
Company and IDB Development each own 9.64%, Global
Village Telecom [Holland] B.V, a fully owned
subsidiary of GVT Holding and a Swarth Group Company,
 pursuant to which the Company and IDB Development
will sell to GVT Holding their holdings, in whole or
in part, in two stages, in consideration for a net
amount to be received from the sale by Global Village
 of part of its holdings in GVT [Holding] S.A, a
Brazil Telecommunication Company Traded on BOVESPA,
the Company requires approval of the agreement in
order to enable it to realize its indirect holding in
 the Brazil Company, and approval by the meeting is
requested since the majority of Directors of the
Company or their relatives are Directors also of IDB
Development and/or the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DISCOVERY HOLDINGS LTD
  TICKER:                N/A             CUSIP:     S2192Y109
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                               ISSUER          YES          FOR               FOR
financial statements for the YE 30 JUN 2008 and the
report of the Directors and the Auditors thereon

PROPOSAL #2.: Approve to confirm the appointment of                        ISSUER          YES          FOR               FOR
Mr. A.L. Owen as a Director on 06 DEC 2007

PROPOSAL #3.: Approve to confirm the appointment of                        ISSUER          YES          FOR               FOR
Ms. T. Slabbert as a Director on 01 JAN 2008

PROPOSAL #4.: Approve to confirm the appointment of                        ISSUER          YES          FOR               FOR
Mr. P. Cooper as a Director on 01 JAN 2008

PROPOSAL #5.: Re-elect Ms. S.E. Sebotsa as a                               ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #6.: Re-elect Dr. T.V. Maphai as a Director,                      ISSUER          YES          FOR               FOR
 who retires in accordance with the Company's
Articles of Association

PROPOSAL #7.: Approve to confirm the Directors' fees                       ISSUER          YES          FOR               FOR
paid by the Company for the YE 30 JUN 2008 as per the
 notes to the annual financial statements

PROPOSAL #8.: Approve to confirm the re-appointment                        ISSUER          YES          FOR               FOR
of PricewaterhouseCoopers Inc. as the Auditors and
Mr. J. Awbrey as the individual designated auditor
until the forthcoming AGM

PROPOSAL #9.: Authorize the Directors to fix and pay                       ISSUER          YES          FOR               FOR
the Auditors' remuneration for the YE 30 JUN 2008

PROPOSAL #10S.1: Authorize the Company and/or any of                       ISSUER          YES          FOR               FOR
its subsidiaries, by way of a general approval, to
acquire ordinary shares issued by the Company, in
terms of Sections 85[2], 85[3] and 89 of the
Companies Act No. 61 of 1973, as amended, and in
terms of the Listings Requirements of the JSE Limited
 [the 'JSE Listings Requirements'], provided that:
any such acquisition of ordinary shares shall be
effected through the order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counter-party [reported trades are prohibited];
an announcement will be published as soon as the
Company has acquired ordinary shares constituting, on
 a cumulative basis, 3% of the initial number of
ordinary shares in issue and for each 3% in aggregate
 of the initial number acquired thereafter, in
compliance with paragraph 11.27 of the JSE Listings
Requirements; acquisitions of ordinary shares in
aggregate in any one financial year may not exceed
20% of the Company's issued ordinary share capital as
 at the date of the grant of this general authority;
ordinary shares may not be acquired at a price
greater than 10% above, the weighted average of the
market value at which such ordinary shares are traded
 on the JSE as determined over the five business days
 immediately preceding the date of repurchase of such
 ordinary shares; the Company has been given
authority by its Articles of Association; at any
point in time, the Company may only appoint one agent
 to effect any repurchase on the Company's behalf;
the Company undertaking that it will not enter the
market to repurchase the Company's securities until
the Company's sponsor has provided written
confirmation to the JSE regarding the adequacy of the
 Company's working capital in accordance with
Schedule 25 of the JSE Listings Requirements; the
Company remaining in compliance with the shareholder
spread requirements of the JSE Listings Requirements;
 and the Company not repurchasing any shares during a
 prohibited period as defined in paragraph 3.67 of
the JSE Listings Requirements; unless they have in
place a repurchase programme where the dates and
quantities of securities to be traded during the
relevant period are fixed [not subject to any
variation] and full details of the programme have
been disclosed in an announcement over SENS prior to
the commencement of the prohibited period; and before
 entering the market to effect the general
repurchase, the Directors, having considered the
effects of the repurchase of the maximum number of
ordinary shares in terms of the aforegoing general
authority, will ensure that for a period of 12 months
 after the date of the general repurchase: the
Company, and all of its subsidiaries, will be able,
in the ordinary course of business, to pay its debts;
 the Company and the Group's assets, fairly valued in
 accordance with the accounting policies used in the
latest audited consolidated annual financial
statements, will exceed the liabilities of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DISCOVERY HOLDINGS LTD
  TICKER:                N/A             CUSIP:     S2192Y109
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Company's Articles of                             ISSUER          YES          FOR               FOR
Association in terms of Section 62 of the Companies
Act, 61 of 1973, as amended [the Companies Act], with
 effect from the date of passing of this special
resolution, by the insertion of the specified New
Article 8A after the existing Article 8: 8A(1),
8A(1.1), 8A(1.2) and 8A(2) as specified

PROPOSAL #S.2: Authorize the Company's wholly-owned                        ISSUER          YES          FOR               FOR
subsidiary, subject to the passing of special
resolution number 1, Discovery Health [Proprietary]
Limited [Discovery Health], by way of a specific
authority in terms of the Section 89 of the Companies
 Act, the Listings Requirements of the JSE Limited
[JSE] and Article 15.2.3 of the Company's Articles of
 Association, to acquire, at the offer price of ZAR
25,18 per share, calculated using the volume weighted
 average traded price of the Company's shares on the
JSE over the 5 day trading period commencing on
Friday, 13 MAR 2009 and ending on Thursday, 19 MAR
2009 plus a 5% premium thereon, the shares of those
odd-lot holders who elect pursuant to the odd-lot
offer, the details of which are contained in this
circular, to sell their odd-lot holding to Discovery
Health or who do not make an election to retain their
 odd-lot holding; and those specific holders who
elect to sell their shares pursuant to the specific
offer, the details of which are contained in this
circular, to sell their specific holding to Discovery
 Health, the shares acquired by Discovery Health will
 be held by Discovery Health as treasury shares

PROPOSAL #O.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the passing and registration of
special resolutions 1 and 2, to make and implement an
 odd-lot offer to shareholders holding less than 100
shares in the Company by the close of business on
Friday, 15 MAY 2009, according to the terms and
conditions of the odd-lot offer contained in this
circular and which has been approved by the JSE

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DIVIS LABORATORIES
  TICKER:                N/A             CUSIP:     ADPV11241
  MEETING DATE:          8/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited balance sheet as at                        ISSUER          YES          FOR               FOR
31 MAR 2008, the profit and loss account for the YE
31 MAR 2008 along with the reports of the Directors,
the Auditors thereon and the consolidated financials
along with the Auditors' report thereon

PROPOSAL #2.: Declare a dividend for the financial                         ISSUER          YES          FOR               FOR
year 2007-2008

PROPOSAL #3.: Re-appoint Mr. G. Venkata Rao as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Prof. C. Ayyanna as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Madhusudana Rao as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. P.V.R.K. Nageswara Rao &                        ISSUER          YES          FOR               FOR
Co., Chartered Accountants as the Auditors of the
Company who shall hold office from the conclusion of
the ensuing AGM to the conclusion of next AGM and
approve to fix their remuneration

PROPOSAL #7.: Ratify, subject to the provisions of                         ISSUER          YES          FOR               FOR
Sections 198, 269, 309, 310, 314 and other applicable
 provisions, if any, read with Schedule XIII of the
Companies Act, 1956, the increased remuneration paid
to Mr. Kiran S. Divi, Director [Business Development]
 with effect from 01 APR 2008 and the same
remuneration be paid to him till it is revised as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DIVI'S LABORATORIES LTD
  TICKER:                N/A             CUSIP:     Y2076F112
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint Mr. Madhusudana Rao Divi as                       ISSUER          YES          FOR               FOR
a Director [projects] of the Company for a period of
3 years with effect from 01 APR 2009 on the
remuneration, under Sections 198, 269, 309, 310 and
Schedule XIII of the Companies Act, 1956 as specified
 therein

PROPOSAL #2.: Re-appoint Mr. Kiran S. Divi, as a                           ISSUER          YES          FOR               FOR
Director [Business Development] of the Company for a
period of 3 years with effect from 01 APR 2009 on the
 remuneration, under Sections 198, 269, 309, 310 and
Schedule XIII of the Companies Act, 1956 as specified
 therein

PROPOSAL #S.3: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 314(1B) and other applicable provisions, if
 any, of the Companies Act, 1956 [including any
statutory modifications or re-enactments thereof for
the time being in force], read with Director's
relatives [office or place of profit] Rules, 2003 and
 subject to the approval of Central Government,
consent of the Company be and is hereby accorded to
Group Captain [Retd.] L. Ramesh Babu, a relative of
Sri N.V. Ramana, Executive Director of the Company,
to hold an office or place of profit in the Company
with the designation of Chief Information Officer in
the Management cadre of the Company on a monthly
remuneration of INR 3,00,000 per month together with
the usual benefits and perquisites including bonus,
retiring gratuity, provident fund benefits and
employee stock options as may be conferred by the
Company as applicable to employees occupying similar
posts in the said management cadre, with normal
increment as per the general policy of the Company,
with effect from 15 APR 2009 or such other date as
may be stipulated by the Central government while
granting its approval under Section 314 of the Act;
authorize the Board of Directors of the Company to do
 all such acts, matters, deeds and things in order to
 give effect to the this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DLF LIMITED
  TICKER:                N/A             CUSIP:     Y2089H105
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, pursuant to the provisions of Section
293(1)(a), 192A read with the Companies [passing of
the Resolution by postal ballot] Rules, 2001 and
other applicable provisions, if any, of the Companies
 Act, 1956 and of the Articles of Association of the
Company and subject to such approvals, consents,
permissions and sanctions as may be necessary from
the concerned authorities, [the Board which
expression shall also include a Committee thereof] to
 transfer the whole of the Company's Wind Power
Business which consists of 2 undertakings, i.e., Wind
 Turbine Generator based power plants located at
Kutch [Gujarat] and at Gadag [Karnataka] together
with respective associated equipments,
infrastructure, facilities, auxiliaries and utilities
 attached thereto including rights, liabilities,
licenses, permits, power purchase and other
agreements, consents and approvals whatsoever
respectively, as 1 or separate going concern(s) on
slump-sale basis to 'DLF Wind Power Private Limited',
 a wholly-owned subsidiary of the Company, on such
terms and conditions and in such form and manner with
 effect from 02 APR, 2009 or such other date as the
Board may decide in the best interest of the Company,
 with full power and authority to the Board of
Directors to do all such acts and things as may be
necessary to implement the same; and to complete the
transaction with such modification(s) as may be
required by any of the concerned authority[ies] or
which the Board may deem appropriate to be in the
best interest of the Company and to do all such acts,
 matters, deeds and things as may be necessary,
without further referring to the Members of the
Company, including finalizing the terms and
conditions, methods, timings and modes in respect
thereof, finalizing and executing necessary documents
 including schemes, agreements, deeds of
assignment/conveyance and such other documents,
deeds, writings and papers as may be necessary or
expedient in its own discretion and in the best
interest of the Company including the power to sub-
delegate to any Committee of Directors or any

PROPOSAL #S.2: Ratify the action of the Company, in                        ISSUER          YES          FOR               FOR
paying and continuing to pay remuneration to Dr. K.
P. Singh and Mr. Rajiv Singh, as Chairman and Vice-
Chairman, respectively of the Company in terms of
Board Resolutions 6(i) and 6(ii) dated 31 JUL 2008
read with the approval accorded by the Shareholders
at the 43rd AGM by its Resolutions dated 30 SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DLF LTD
  TICKER:                N/A             CUSIP:     Y2089H105
  MEETING DATE:          9/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and the Profit & Loss account
 for the YE on that date and the reports of Directors
 and Auditors thereon

PROPOSAL #2.: Approve to confirm interim dividend and                      ISSUER          YES          FOR               FOR
 declare final dividend

PROPOSAL #3.: Re-appoint Ms. Pia Singh as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #4.: Re-appoint Mr. G.S. Talwar as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. K.N. Memani as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Ravinder Narain as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #7.: Re-appoint M/s. Walker, Chandiok & Co.,                      ISSUER          YES          FOR               FOR
 as the Auditors of the Company to hold office from
the conclusion of this meeting until the conclusion
of next AGM and approve to fix their remuneration

PROPOSAL #S.8: Authorize the Board, pursuant to                            ISSUER          YES          FOR               FOR
Section 81(1A) and other applicable provisions, if
any, of the Companies Act, 1956, [including any
statutory modification(s) or re-enactment thereof,
for the time being in force] and enabling provisions
of the Memorandum and Articles of Association of the
Company and the Listing Agreement with the Stock
Exchanges and subject to the provisions of the
applicable rules, regulations, guidelines or laws
and/or any approval, consent, permission or sanction
of the Central Government, SEBI, Reserve Bank of
India and all other concerned relevant authorities,
institutions or bodies [hereinafter collectively
referred to as the Appropriate Authorities] and
subject to such conditions as may be prescribed by
any one of them while granting any such approval,
consent, permission and/or sanction [hereinafter
referred to as the requisite approvals] which may be
agreed to by the Board of Directors of the Company
[hereinafter called the Board which term shall be
deemed to include any Committee which the Board may
have constituted or hereinafter constitute to
exercise its powers including the powers conferred by
 this resolution], to offer, create, issue and allot,
 in national and/or international offerings, any
securities including Global Depository Receipts
[GDRs] and/or American Depository Receipts [ADRs] and
 Euro Bonds, convertible into equity shares,
preference shares whether
cumulative/redeemable/convertible, either at the
option of the Company and/ or at the option of the
holders of the security and/or securities linked to
equity shares/preference shares and/or any instrument
 or securities representing convertible securities
such as convertible debentures, bonds or warrants
convertible into depository receipts, underlying
equity shares/equity shares preference shares,
[hereinafter referred to as the Securities] to be
subscribed by domestic/foreign investors/institutions
 and/or corporate bodies/entities including mutual
funds, qualified institutional buyers, banks,
insurance companies and/or individuals or otherwise,
whether or not such persons/entities/investors are
members of the Company, in one or more currency(ies),
 such issue and allotment be made at such time or
times in one or more tranch or tranches, at par or at
 such price or prices, on such terms and conditions
and on such manner as the Board may in its absolute
discretion think fit, in consultation with the Lead
Manager(s), Underwriters, Advisors or other
intermediaries, provided however that the issue of
securities as above shall not result in increase of
the issued and subscribed equity share capital of the
 Company by more than 10% of the then issued and
outstanding equity shares, with authority to retain
over subscription up to such percentage as may be
permitted by the Appropriate Authorities; and
pursuant to the provisions of Section 81(1A) and
other applicable provisions, if any, of the Companies
 Act, 1956, Foreign Exchange Management Act, 1999
(FEMA), Foreign Exchange Management [Transfer or

PROPOSAL #S.9: Appoint, in accordance with the                             ISSUER          YES          FOR               FOR
provisions of Section 314(1) and all other applicable
 provisions of the Companies Act, 1956 [including any
 statutory modification or re-enactment thereof, for
the time being in force], Mrs. Kavita Singh as an
Advisor to DLF Commercial Developers Ltd [DCDL], a
wholly owned subsidiary of the Company, for a further
 period of 3 years with effect from 01 NOV 2008 on
the remuneration and terms and conditions as
specified and authorize the Board to take all such
steps as may be necessary, proper or expedient to
give effect to this Resolution

PROPOSAL #S.10: Appoint, in accordance with the                            ISSUER          YES          FOR               FOR
provisions of Section 314(1) and all other applicable
 provisions of the Companies Act, 1956 [including any
 statutory modification or re-enactment thereof, for
the time being in force], consent of the Company, Ms.
 Savitri Devi Singh as the General Manager, DLF
Commercial Developers Ltd [DCDL], a wholly owned
subsidiary of the Company, with effect from 01 MAY
2008 on a remuneration and terms and conditions as
specified; and authorize the Board to take all such
steps as may be necessary, proper or expedient to
give effect to this Resolution

PROPOSAL #S.11: Approve, in accordance with the                            ISSUER          YES          FOR               FOR
provision of Sections 198, 269, 309 and other
applicable provisions, if any, of the Companies Act,
1956 [the Act], as amended or re-enacted from time to
 time, read with Schedule XIII to the Act, the re-
appointment and terms of remuneration of Dr. K.P.
Singh, as a Whole-time Director of the Company
designated as Chairman, for a period of 5 [five]
years with effect from 01 OCT 2008, upon the terms
and conditions as specified including the
remuneration to be paid in the event of loss or
inadequacy of profits in any FY, with liberty to the
Board of Directors [hereinafter referred to as the
Board which term shall be deemed to include any
Committee of the Board constituted to exercise its
powers, including the powers conferred by this
Resolution] to alter and vary the terms and
conditions and/ or remuneration of the said
appointment in such manner as may be agreed to
between the Board and Dr. K.P. Singh, subject to the
same not exceeding the limits specified under Section
 198, 309 & Schedule XIII of the Companies Act, 1956;
 and authorize the Board to take all such steps as
may be necessary, proper or expedient to give effect

PROPOSAL #12.: Approve, in accordance with the                             ISSUER          YES          FOR               FOR
provisions of Sections 198, 269, 309 and other
applicable provisions, if any, of the Companies Act,
1956 [the Act], as amended or re-enacted from time to
 time, read with Schedule XIII to the Act, the re-
appointment and terms of remuneration of Mr. Rajiv
Singh, as Whole-time Director of the Company
designated as Vice-Chairman, for a period of 5 [five]
 years with effect from 09 APR 2009, upon the terms
and conditions as specified including the
remuneration to be paid in the event of loss or
inadequacy of profits in any FY, with liberty to the
Board of Directors [hereinafter referred to as the
Board which term shall be deemed to include any
Committee of the Board constituted to exercise its
powers, including the powers conferred by this
Resolution) to alter and vary the terms and
conditions and/ or remuneration of the said
appointment in such manner as may be agreed to
between the Board and Mr. Rajiv Singh, subject to the
 same not exceeding the limits specified under
Section 198, 309 & Schedule XIII of the Companies
Act, 1956; and authorize the Board to take all such
steps as may be necessary, proper or expedient to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                D-LINK CORP
  TICKER:                N/A             CUSIP:     Y2013S102
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of endorsement and guarantee                     ISSUER          NO           N/A               N/A

PROPOSAL #A.4: Terminate the Global Depository                             ISSUER          NO           N/A               N/A
Receipt in Luxembourg

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.5 per share and
proposed stock dividend 140 for 1,000 shares held

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DNB NOR ASA, OSLO
  TICKER:                N/A             CUSIP:     R1812S105
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the remuneration rates for                           ISSUER          YES          FOR               FOR
Members of the Supervisory Board, Control Committee
and Election Committee as specified

PROPOSAL #2.: Approve Statutory Auditor's                                  ISSUER          YES          FOR               FOR
remuneration for 2008 of NOK 575,000 for DnB NOR ASA

PROPOSAL #3.: Approve the 2008 annual report and                           ISSUER          YES          FOR               FOR
accounts, as well as the proposal for the coverage of
 the loss for the year, including no dividend
distribution to shareholders for 2008

PROPOSAL #4.1: Re-elect Mr. Anne Cathrine Frostrup,                        ISSUER          YES          FOR               FOR
Honefoss as a Member to the Supervisory Board until
the AGM in 2011

PROPOSAL #4.2: Re-elect Ms. Elisabeth Graedsen,                            ISSUER          YES          FOR               FOR
Lillehammer as a Member to the Supervisory Board
until the AGM in 2011

PROPOSAL #4.3: Elect Mr. Leif O. Hoegh, London                             ISSUER          YES          FOR               FOR
[former deputy] as a Member to the Supervisory Board
until the AGM in 2011

PROPOSAL #4.4: Re-elect Mr. Knut Hartvig Johansson,                        ISSUER          YES          FOR               FOR
Snaroya as a Member to the Supervisory Board until
the AGM in 2011

PROPOSAL #4.5: Elect Mr. Alf Kirkesaether, Hammerfest                      ISSUER          YES          FOR               FOR
 as a Member to the Supervisory Board until the AGM
in 2011

PROPOSAL #4.6: Re-elect Mr. Thomas Leire,                                  ISSUER          YES          FOR               FOR
Kristiansand as a Member to the Supervisory Board
until the AGM in 2011

PROPOSAL #4.7: Elect Mr. Amund Skarholt, Oslo as a                         ISSUER          YES          FOR               FOR
Member to the Supervisory Board until the AGM in 2011

PROPOSAL #4.8: Re-elect Mr. Merethe Smith, Oslo as a                       ISSUER          YES          FOR               FOR
Member to the Supervisory Board until the AGM in 2011

PROPOSAL #4.9: Re-elect Mr. Birger Solberg, Oslo as a                      ISSUER          YES          FOR               FOR
 Member to the Supervisory Board until the AGM in 2011

PROPOSAL #4.10: Re-elect Mr. Gine Wang, Stavanger as                       ISSUER          YES          FOR               FOR
a Member to the Supervisory Board until the AGM in

PROPOSAL #4.11: Re-elect Mr. Lisbeth Berg-Hansen,                          ISSUER          YES          FOR               FOR
Bindalseidet as a Deputy to the Supervisory Board
until the AGM in 2011

PROPOSAL #4.12: Re-elect Mr. Erik Buchmann, Oslo as a                      ISSUER          YES          FOR               FOR
 Deputy to the Supervisory Board until the AGM in 2011

PROPOSAL #4.13: Re-elect Mr. Turid Dankertsen, Oslo                        ISSUER          YES          FOR               FOR
as a Deputy to the Supervisory Board until the AGM in

PROPOSAL #4.14: Re-elect Mr. Rolf Domstein, Maloy as                       ISSUER          YES          FOR               FOR
a Deputy to the Supervisory Board until the AGM in

PROPOSAL #4.15: Re-elect Mr. Harriet Hagan, Alta as a                      ISSUER          YES          FOR               FOR
 Deputy to the Supervisory Board until the AGM in 2011

PROPOSAL #4.16: Re-elect Mr. Bente Hagem, As as a                          ISSUER          YES          FOR               FOR
Deputy to the Supervisory Board until the AGM in 2011

PROPOSAL #4.17: Re-elect Mr. Rolf Hodne, Stavanger as                      ISSUER          YES          FOR               FOR
 a Deputy to the Supervisory Board until the AGM in

PROPOSAL #4.18: Re-elect Mr. Liv Johansson, Oslo as a                      ISSUER          YES          FOR               FOR
 Deputy to the Supervisory Board until the AGM in 2011

PROPOSAL #4.19: Re-elect Mr. Herman Mehren,                                ISSUER          YES          FOR               FOR
Nevlunghavn as a Deputy to the Supervisory Board
until the AGM in 2011

PROPOSAL #4.20: Re-elect Mr. Gry Nilsen, Drammen as a                      ISSUER          YES          FOR               FOR
 Deputy to the Supervisory Board until the AGM in 2011

PROPOSAL #4.21: Re-elect Mr. Einar Nistad, Radal as a                      ISSUER          YES          FOR               FOR
 Deputy to the Supervisory Board until the AGM in 2011

PROPOSAL #4.22: Re-elect Mr. Asbjorn Olsen, Skedsmo                        ISSUER          YES          FOR               FOR
as a Deputy to the Supervisory Board until the AGM in

PROPOSAL #4.23: Re-elect Mr. Oddbjorn Paulsen, Bodo                        ISSUER          YES          FOR               FOR
as a Deputy to the Supervisory Board until the AGM in

PROPOSAL #4.24: Re-elect Mr. Anne Bjorg Thoen, Oslo                        ISSUER          YES          FOR               FOR
as a Deputy to the Supervisory Board until the AGM in

PROPOSAL #4.25: Re-elect Mr. Lars Wenaas, Mandalen as                      ISSUER          YES          FOR               FOR
 a Deputy to the Supervisory Board until the AGM in

PROPOSAL #5.1: Re-elect Mr. Frode Hassel, Trondheim                        ISSUER          YES          FOR               FOR
[Chairman] as a Member to the Control Committee, as
well as the Committee Chairman and Vice-Chairman,
with a term of Office until the AGM in 2011

PROPOSAL #5.2: Re-elect Mr. Thorstein Overland, Oslo                       ISSUER          YES          FOR               FOR
as a Member to the Control Committee, as well as the
Committee Chairman and Vice-Chairman, with a term of
Office until the AGM in 2011

PROPOSAL #5.3: Elect Mr. Karl Olav Hovden, Kolbotn as                      ISSUER          YES          FOR               FOR
 a Member to the Control Committee, as well as the
Committee Chairman and Vice-Chairman, with a term of
Office until the AGM in 2011

PROPOSAL #5.4: Re-elect Mr. Svein N. Eriksen, Oslo as                      ISSUER          YES          FOR               FOR
 a Member to the Control Committee, as well as the
Committee Chairman and Vice-Chairman, with a term of
Office until the AGM in 2011

PROPOSAL #5.5: Re-elect Mr. Svein Brustad, Oslo as a                       ISSUER          YES          FOR               FOR
Deputy to the Control Committee, with a term of
Office until the AGM in 2011

PROPOSAL #5.6: Re-elect Mr. Merethe Smith as a Deputy                      ISSUER          YES          FOR               FOR
 to the Control Committee, with a term of Office
until the AGM in 2011

PROPOSAL #6.: Approve the binding guidelines for                           ISSUER          YES          FOR               FOR
shares, subscription rights, options etc. for the
coming accounting year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DON QUIJOTE CO.,LTD.
  TICKER:                N/A             CUSIP:     J1235L108
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONG KUK STEEL MILL CO LTD
  TICKER:                N/A             CUSIP:     Y20954106
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendments to the                        ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONGBU INSURANCE CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y2096K109
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors [including Outside                       ISSUER          YES          FOR               FOR
Director]

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONGFANG ELECTRIC CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y20958107
  MEETING DATE:          10/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Zhu Yuanchao as the Director                       ISSUER          YES          FOR               FOR
of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONGFANG ELECTRIC CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y20958107
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to postpone the election of                          ISSUER          YES          FOR               FOR
Members of the new session of the Board of Directors
[the Board] and the Supervisory Committee [the
Supervisory Committee] as specified

PROPOSAL #2.: Approve the post-disaster                                    ISSUER          YES          FOR               FOR
reconstruction of DST's Hanwang production base in
another place as specified

PROPOSAL #S.3: Amend, pursuant to the relevant                             ISSUER          YES          FOR               FOR
regulations including the Decision Concerning
Revisions to Certain Regulations on Cash Dividends of
 Listed Companies recently issued by CSRC and
regulatory documents including the Listing Rules of
the Shanghai Stock Exchange [revision 2008, hereafter
 referred as [New Listing Rules]: the Clause 3 and 2,
 Articles 71(2), 71(6), 103, 104, 128, 143, 191, 197,
 and Clause 2(1) of Article 226 of the Articles of
Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONGFANG ELECTRIC CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y20958107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 report of the Board of                      ISSUER          YES          FOR               FOR
 Directors

PROPOSAL #2.: Approve the 2008 report of the                               ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the proposal for the                                 ISSUER          YES          FOR               FOR
distribution of profits after tax for the year 2008

PROPOSAL #4.: Approve the 2008 annual report of the                        ISSUER          YES          FOR               FOR
Company

PROPOSAL #5.1: Elect Mr. Si Zefu as an Non-                                ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #5.2: Elect Mr. Zhang Xiaolun as an Non-                          ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #5.3: Elect Mr. Wen Shugang as an Non-                            ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #5.4: Elect Mr. Huang Wei as an Non-                              ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #5.5: Elect Mr. Zhu Yuanchao as an Non-                           ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #5.6: Elect Mr. Zhang Jilie as an Non-                            ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #5.7: Elect Mr. Chen Xiaoyue as an                                ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #5.8: Elect Mr. Li Yanmeng as an Independent                      ISSUER          YES          FOR               FOR
 Non-Executive Director

PROPOSAL #5.9: Elect Mr. Zhao Chunjun as an                                ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #6.1: Elect Mr. Wen Bingyou as a Supervisor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.2: Elect Mr. Wen Limin as a Supervisor                         ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve to determine the Directors'                          ISSUER          YES          FOR               FOR
remuneration of the Members of the 6th Board

PROPOSAL #8.: Approve to determine Supervisors'                            ISSUER          YES          FOR               FOR
remuneration of the Members of the 6th Supervisory
Committee

PROPOSAL #9.: Approve that the Company may send or                         ISSUER          YES          FOR               FOR
supply Corporate Communications to its Shareholders
of H Shares [in relation to whom the conditions set
out below are met] by making such Corporate
Communications available on the Company's own website
 [www.dec-ltd.cn] and the website [www.hkex.com.hk]
of The Stock Exchange of Hong Kong Limited or in
printed forms [in English only, in Chinese only or in
 both English and Chinese], and to authorize any
Director of the Company for and on behalf of the
Company to sign all such documents and/or do all such
 things and acts as the director may consider
necessary or expedient and in the interest of the
Company for the purpose of effecting or otherwise in
connection with the Company's proposal of
communication with its shareholders of H Shares
through the Company's website and the website of The
Stock Exchange of Hong Kong Limited or in printed
forms; the supply of Corporate communications by
making such Corporate communications available on the
 Company's own website and the website of The Stock
Exchange of Hong Kong Limited is subject to the
fulfillment of the following conditions: (i) each
holder of H Shares has been asked individually by the
 Company to agree that the Company may send or supply
 corporate communications generally, or the corporate
 communication in question, to him by means of the
Company's own website; and (ii) the Company has not
received a response indicating objection from the
holder of H Shares within a period of 28 days

PROPOSAL #S.1: Amend the Articles of Association [as                       ISSUER          YES          FOR               FOR
specified], and authorize the Board [1] to handle
relevant filing, change and registration procedures
[if necessary] arising from amendments to the
Articles of Association of the Company; [2] to handle
 the relevant procedures regarding amendment of the
Articles of Association with the relevant PRC
government authorities; [3] and other relevant matters

PROPOSAL #S.2: Authorize the Board of the Company,                         ISSUER          YES        AGAINST           AGAINST
subject to separately or concurrently issue, allot
and deal with additional shares of A shares and/or H
shares during the relevant period [as specified] and
to make or grant offers, agreements and/or options
for such matters, other than the shares issued
pursuant to rights issue, any acquisition proposal in
 relation to any option shares of the Company, any
shares issue proposal in lieu of dividend or similar
arrangements or the shares issued as approved by the
general meeting, the aggregate number of A Shares
and/or H Shares to be issued or allotted as approved
by the Board or issued or allotted as agreed
conditionally or unconditionally by the Board,
[whether to be based on options or other methods],
respectively shall not exceed 20% of the A Shares
and/or H Shares issued by the Company as at the date
of the passing of this special resolution; the Board
will only exercise its power under the general
mandate in compliance with the Company law of the
People's Republic of China and the Rules Governing
the Listing of Securities on the Stock Exchange of
Hong Kong Limited and only if approvals [if
necessary] from the China Securities Regulatory
Commission and/or other relevant PRC government
authorities are obtained, when the Board carries out
the A Shares issue proposal as per the general
mandate, the A shares issue proposal to be submitted
by the Board will still be subject to the approval of
 the general meeting if the PRC Domestic Laws and
regulations stipulated so; furthermore, if the Board
exercises the general mandate and issue A Share while
 the relevant regulatory authorities in the PRC has
reviewed the same but approval has not yet been
granted, the general mandate granted to the Board in
connection with H Share issue shall remain in force;
(4) for the purposes of this special resolution, A
shares means RMB Domestic Ordinary Shares with a par
value of RMB 1, which are listed on the Shanghai
Stock Exchange and shall be subscribed/paid with
Renminbi; H shares means overseas listed foreign
shares with a par value of RMB 1, which are listed on
 the Stock Exchange of Hong Kong Stock Limited and
shall be subscribed/ paid with Hong Kong dollars;
[Authority expires earlier at the conclusion of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONGFANG ELECTRIC CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y20958107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve that the Company has fulfilled                       ISSUER          YES          FOR               FOR
the Issue Criteria

PROPOSAL #s.2.1: Approve the Class of shares to be                         ISSUER          YES          FOR               FOR
issued and nominal value: A Shares, with nominal
value of RMB 1.00 per A Share

PROPOSAL #s.2.2: Approve the Manner of issue: Non-                         ISSUER          YES          FOR               FOR
public issue, the Company will issue new A Shares to
not more than 10 investors at such time as it
considers appropriate within six months following the
 approval of the Proposed Placing by CSRC

PROPOSAL #s.2.3: Approve the Targets to whom the                           ISSUER          YES          FOR               FOR
shares are to be issued: Not more than 10 investors,
including DEC and Securities Investment Fund
Management Companies, Securities Companies, Trust
Investment Companies, Finance Companies, Insurance
Institutional Investors and other qualified
investors, the actual places will be determined by
the Company after the necessary approvals of the
Proposed Placing have been obtained and based on the
prices offered by the Target Investors

PROPOSAL #s.2.4: Approve the Lock-up periods: For                          ISSUER          YES          FOR               FOR
DEC: no disposal of any new A Shares to be issued
pursuant to the Proposed Placing within a period of
36 months from the date of issue of such A Shares;
For other investors: no disposal of any new A Shares
to be issued pursuant to the Proposed Placing within
a period of 12 months from the date of issue of such
A Shares

PROPOSAL #s.2.5: Approve the manner of subscription:                       ISSUER          YES          FOR               FOR
all subscribers will subscribe in cash for the new A
Shares to be issued pursuant to the Proposed Placing

PROPOSAL #s.2.6: Approve the number of new A Shares                        ISSUER          YES          FOR               FOR
to be issued: up to 145,000,000 new A Shares, among
which DEC will subscribe for not less than the higher
 of: a) 30,000,000 new A Shares and b) 50% of the
total number of new A Shares to be issued pursuant to
 the Proposed Placing; the actual number of new A
Shares to be issued will be determined by the Board
[or its authorized person(s)] in accordance with the
authorization granted by the Shareholders, having
regard to market conditions and in consultation with
the sponsor [lead underwriter] of the Proposed
Placing, the number of new A shares to be issued
under the Proposed Placing will be adjusted in cases
of ex-rights or ex-dividend during the period from
the Price Determination Date to the date of issue of
such new A Shares

PROPOSAL #s.2.7: Approve the Price Determination Date                      ISSUER          YES          FOR               FOR
 and issue price: the Price Determination Date of the
 Proposed Placing is the date of the announcement of
the Board's resolutions passed at the 34th meeting of
 the 5th session of the Board; the issue price will
be not less than 90% of the average trading price of
the A Shares as quoted on the Shanghai Stock Exchange
 for the Price Determination Period [which is
calculated by dividing the total turnover of the A
Shares during the Price Determination Period by the
total trading volume of the A Shares during the same
period]; the actual issue price will be determined by
 the Board after the necessary approvals of the
Proposed Placing have been obtained and in accordance
 with the authorization granted by the Shareholders
and the relevant laws, administrative regulations and
 provisions in other regulatory documents, having
regard to market conditions and the price offered by
the target investors and in consultation with the
sponsor [lead underwriter] of the Proposed Placing,
the issue price will be adjusted in cases of ex-
rights or ex-dividend during the period from the
Price Determination Date to the date of issue of the

PROPOSAL #s.2.8: Approve the Place of listing: after                       ISSUER          YES          FOR               FOR
expiry of the lock-up periods, the new A Shares to be
 issued pursuant to the Proposed Placing will be
listed and traded on the Shanghai Stock Exchange

PROPOSAL #s.2.9: Approve the Use of proceeds: the                          ISSUER          YES          FOR               FOR
proceeds raised from the Proposed Placing will be
applied to the following projects: 1) Relocation and
redevelopment project of the Hanwang production base;
 2) experiment centre project in respect of clean and
 high-efficiency boiler combustion technology; 3)
Technology improvement project of million kilowatt
nuclear power conventional Island; and Replenishing
working capital as specified; among the above
projects, the technology improvement project of
million kilowatt nuclear power conventional island is
 one of the projects to which part of the proceeds
from the Company's previous issue of new A Shares to
non-targeted public subscribers in 2008 was intended
to be applied; the Board has resolved to apply about
RMB 386 million of the net proceeds from the previous
 issue mentioned above to the project; in the event
that the actual amount of net proceeds raised under
the Proposed Placing is less than the total amount of
 net proceeds proposed to be applied to the Projects,
 the Company will seek alternative financing to fund
the shortfall; in the event that the actual amount of
 net proceeds raised under the Proposed Placing
exceeds the total amount of net proceeds proposed to
be applied to the Projects, the Board will be
authorized to exercise its discretion to allocate the
 surplus among the Projects based on the progress and
 capital requirements of the Projects; if the net
proceeds from the Proposed Placing cannot be made
available in accordance with the progress of the
Projects, the Company may fund the Projects by other
available resources first and apply the net proceeds
from the Proposed Placing to the Projects as and when
 they are available, the capital requirement of the
Projects amounts to RMB 6,350 million; the amount of
net proceeds from the Proposed Placing is expected to
 be not more than RMB 5,000,000,000

PROPOSAL #s2.10: Approve the arrangement relating to                       ISSUER          YES          FOR               FOR
the distributable profits of the Company accumulated
but not declared: shareholders before and after
completion of the Proposed Placing will have the same
 rights to the distributable profits of the Company
accumulated but not declared as at the date of
completion of the Proposed Placing

PROPOSAL #s2.11: Approve the valid period of the                           ISSUER          YES          FOR               FOR
authorization in respect of the Proposed Placing: the
 authorization will be valid for 12 months following
the date of approval of the Proposed Placing by the
Shareholders

PROPOSAL #s.3: Approve, subject to the passing of                          ISSUER          YES          FOR               FOR
Resolutions Number 1 and 2 and the passing of the
resolutions proposed at the Class Meetings, the DEC
Subscription Agreement and the Proposed DEC
Subscription contemplated thereunder and authorize
Mr. Si Zefu, a Director, or other Director authorized
 by him, to make necessary amendments to the DEC
Subscription Agreement by way of supplemental
agreement(s) before the coming into effect and
performance of such agreement in accordance with the
requirements of the relevant regulatory authorities

PROPOSAL #s.4: Approve, subject to the passing of                          ISSUER          YES          FOR               FOR
Resolution Numbers 1, 2, 3 and the passing of the
resolutions proposed at the Class Meetings, the Issue
 Proposal

PROPOSAL #s.5: Authorize the Board, subject to the                         ISSUER          YES          FOR               FOR
passing of Resolutions Number 1, 2, 3 and the passing
 of the resolutions proposed at the Class Meetings,
to deal with, in its absolute discretion, all matters
 relating to the Proposed Placing, including: 1) to
formulate and implement the specific proposal for the
 Proposed Placing, to determine the number of shares
to be issued, the issue price, the targets to whom
the shares are to be issued, the time for the issue,
the commencement and the end of the issue period and
all other matters relating to the Proposed Placing;
2) to revise the proposal for the Proposed Placing
for the purposes of complying with relevant laws and
regulations or the requirements of the relevant
securities regulatory authorities [except those
matters which are required to be approved again by
the Shareholders in general meeting pursuant to
relevant laws and regulations or the Articles of
Association], and to adjust and reduce the Projects
before the issue of shares pursuant to the Proposed
Placing, based on factors such as the approval of the
 Projects by the relevant authority, the change in
relevant market conditions and the change in the
conditions for implementing the Projects; 3)
authorize the Board, the Chairman of the Board and
any person authorized by the chairman of the Board to
 sign any document relating to the Proposed Placing
and complete the procedures for all necessary or
appropriate application, submission, registration and
 filing in relation to the Proposed Placing; 4)
authorize the Board, the Chairman of the Board and
any person authorized by the chairman of the Board to
 execute, amend, supplement, deliver, submit and
implement all agreements and application documents in
 relation to the Proposed Placing and to complete the
 relevant application and submission procedures; 5)
authorize the Board and the chairman of the Board to
handle the matters relating to the submission for
issue of shares pursuant to the Proposed Placing; 6)
authorize the Board to handle the matters relating to
 the amendment of the Articles of Association and the
 relevant amendment registration after completion of
the Proposed Placing, and all other matters in
relation to the Proposed Placing; 7) authorize the
Board to adjust and reduce the proposed amount of
proceeds from the Proposed Placing to be applied to
any one or more Projects in the event that the actual
 amount of net proceeds raised from the Proposed
Placing is less than the total amount of proceeds
proposed to be applied to the Projects, and to apply
the surplus proceeds for replenishing the Company's
working capital in the event that the actual amount
of capital applied to the Projects is less than the
actual amount of net proceeds raised from the
Proposed Placing; 8) authorize the Board, the
chairman of the Board and any person authorized by
the chairman of the Board to handle the matters
relating to the listing on the Shanghai Stock
Exchange of the new A Shares to be issued pursuant to

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES          FOR               FOR
Resolutions Number 1, 2, 3 and the passing of the
resolutions proposed at the Class Meetings, the
Feasibility Analysis Report

PROPOSAL #7.: Approve, subject to the passing of                           ISSUER          YES          FOR               FOR
Resolutions Number 1, 2 and 3 and the passing of the
resolutions proposed at the Class Meetings, the CSRC
Waiver

PROPOSAL #8.: Approve the report on the Use of                             ISSUER          YES          FOR               FOR
Previous Proceeds

PROPOSAL #9.1: Approve the 2009 Purchase and                               ISSUER          YES          FOR               FOR
Production Services Framework Agreement, the related
Continuing Connected Transactions and the related
Proposed Annual Caps

PROPOSAL #9.2: Approve the 2009 Sales and Production                       ISSUER          YES          FOR               FOR
Services Framework Agreement, the related Continuing
Connected Transactions and the related Proposed
Annual Caps

PROPOSAL #9.3: Approve the 2009 Combined Ancillary                         ISSUER          YES          FOR               FOR
Services Framework Agreement, the related Continuing
Connected Transactions and the related Proposed
Annual Caps

PROPOSAL #9.4: Approve the 2009 Financial Services                         ISSUER          YES        AGAINST           AGAINST
Framework Agreement, the related Continuing Connected
 Transactions and the related Proposed Annual Caps

PROPOSAL #9.5: Approve the 2009 Properties and                             ISSUER          YES          FOR               FOR
Equipment Framework Lessee Agreement, the related
Continuing Connected Transactions and the related
Proposed Annual Caps

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONGFANG ELECTRIC CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y20958107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: Class of shares to be
issued and nominal value: A Shares, with nominal
value of RMB 1.00 per A Share

PROPOSAL #S.1.2: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: Manner of issue: Non-
public issue, the Company will issue new A Shares to
not more than 10 investors at such time as it
considers appropriate within 6 months following the
Proposed Placing by CSRC

PROPOSAL #S.1.3: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: targets to whom the shares
 are to be issued: not more than 10 investors,
including DEC and securities investment fund
management Companies, Securities Companies, Trust
Investment Companies, Finance Companies, insurance
institutional investors and other qualified
investors, the actual placees will be determined by
the Company after the necessary approvals of the
Proposed Placing have been obtained and based on the
prices offered by the target investors

PROPOSAL #S.1.4: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: lock-up periods: for DEC:
no disposal of any new A Shares to be issued pursuant
 to the Proposed Placing within a period of 36 months
 from the date of issue of such A Shares, for other
investors: no disposal of any new A Shares to be
issued pursuant to the Proposed Placing within a
period of 12 months from the date of issue of such A
Shares

PROPOSAL #S.1.5: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: manner of subscription:
all subscribers will subscribe in cash for the new A
Shares to be issued pursuant to the Proposed Placing

PROPOSAL #S.1.6: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: number of new A Shares to
be issued: up to 145,000,000 new A Shares, among
which DEC will subscribe for not less than the higher
 of [a] 30,000,000 new A Shares and [b] 50% of the
total number of new A Shares to be issued pursuant to
 the Proposed Placing; the actual number of new A
Shares to be issued will be determined by the Board
[or its authorized person[s]] in accordance with the
authorization granted by the Shareholders, having
regard to market conditions and in consultation with
the sponsor [lead underwriter] of the Proposed
Placing; the number of new A shares to be issued
under the Proposed Placing will be adjusted in cases
of ex-rights or ex-dividend during the period from
the Price Determination Date to the date of issue of
such new A Shares

PROPOSAL #S.1.7: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: the Price Determination
Date and issue price: the Price Determination Date of
 the Proposed Placing is the date of the announcement
 of the Board's resolutions passed at the 34th
meeting of the 5th session of the Board; the issue
price will be not less than 90% of the average
trading price of the A Shares as quoted on the
Shanghai Stock Exchange for the Price Determination
Period [which is calculated by dividing the total
turnover of the A Shares during the Price
Determination Period by the total trading volume of
the A Shares during the same period]; the actual
issue price will be determined by the Board after the
 necessary approvals of the Proposed Placing have
been obtained and in accordance with the
authorization granted by the Shareholders and the
relevant laws, administrative regulations and
provisions in other regulatory documents, having
regard to market conditions and the price offered by
the target investors and in consultation with the
sponsor [lead underwriter] of the Proposed Placing,
the issue price will be adjusted in cases of ex-
rights or ex-dividend during the period from the
Price Determination Date to the date of issue of the

PROPOSAL #S.1.8: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: place of listing: after
expiry of the lock-up periods, the new A Shares to be
 issued pursuant to the Proposed Placing will be
listed and traded on the Shanghai Stock Exchange

PROPOSAL #S.1.9: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: use of proceeds: the
proceeds raised from the Proposed Placing will be
applied to the specified projects

PROPOSAL #S1.10: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: arrangement relating to
the distributable profits of the Company accumulated
but not declared: Shareholders before and after
completion of the Proposed Placing will have the same
 rights to the distributable profits of the Company
accumulated but not declared as at the date of
completion of the Proposed Placing

PROPOSAL #S1.11: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
Resolution 1 and Resolution 2 proposed at the EGM and
 the passing of Resolution 1 proposed at the Class
Meeting of A Shareholders: valid period of the
authorization in respect of the Proposed Placing:
authority expires after 12 months following the date
of approval of the Proposed Placing by the

PROPOSAL #S.2: Approve, subject to the passing of                          ISSUER          YES          FOR               FOR
Resolution 1, the passing of Resolution 1, Resolution
 2 and Resolution 3 proposed at the EGM and the
passing of the resolutions proposed at the Class
Meeting of A Shareholders, the DEC Subscription
Agreement and the Proposed DEC Subscription
contemplated thereunder, and authorize Mr. Si Zefu, a
 Director, or other Director authorized by him, to
make necessary amendments to the DEC Subscription
Agreement by way of supplemental agreement[s] before
the coming into effect and performance of such
agreement in accordance with the requirements of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONGFENG MTR GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y21042109
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the entering into                        ISSUER          YES          FOR               FOR
the terms of an auto parts and logistic services
purchase agreement entered into between the Company
and Dongfeng Motor Corporation dated 25 FEB 2009 [the
 Agreement] relating to the continuing connected
transactions contemplated under the Agreement for the
 YE 31DEC 2010 [the 2010 Continuing Connected
Transactions] and the proposed chapter for the 2010
Continuing Connected Transactions by the Company, as
specified, and authorize any of the Directors of the
Company [the Directors], to do such acts and execute
such other documents with or without amendments and
affix the common seal of the Company thereto [if
required] as they may consider necessary, desirable
or expedient to carry out or give effect to or
otherwise in connection with or in relation to the
2010 Continuing Connected Transactions contemplated
under the Agreement

PROPOSAL #S.2: Authorize the Board of Directors [the                       ISSUER          YES        AGAINST           AGAINST
Board] to apply to the relevant regulatory
authorities [units or organizations] in the People's
Republic of China with reference to the financial and
 operating conditions of the Company, to issue three-
year term direct debt financing instrument not
exceeding RMB 10 billion [the Bonds], and authorize
the Board to determine the issue of the Bonds within
twenty-four months from the date of the necessary
regulatory approvals on terms as it thinks fit, and
to authorize any Director to sign any documents and
agreements and otherwise to do any acts relating to
the application for and issue of the Bonds

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DONGFENG MTR GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y21042109
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors [the Board] of the Company for the YE 31
DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the report of the International                      ISSUER          YES          FOR               FOR
 Auditors and audited financial statements of the
Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the Profit Distribution                              ISSUER          YES          FOR               FOR
Proposal of the Company for the YE 31 DEC 2008, and
authorize the Board to deal with all the issues
relating to the distribution of the final dividend

PROPOSAL #5.: Authorize the Board to deal with all                         ISSUER          YES          FOR               FOR
issues in relation to the Company's distribution of
interim dividend for the year 2009 at its absolute
discretion [including, but not limited to,
determining whether to distribute interim dividend
for the year 2009]

PROPOSAL #6.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Overseas Auditors of the Company, and Ernst & Young
Hua Ming as the Domestic Auditors of the Company for
the year 2009 to hold office until the conclusion of
next AGM, and authorize the Board to fix their

PROPOSAL #7.: Authorize the Board to determine the                         ISSUER          YES          FOR               FOR
remuneration of the Directors and the Supervisors of
the Company for the year 2009

PROPOSAL #8.: Authorize Mr. Qiao Yang, the General                         ISSUER          YES        AGAINST           AGAINST
Manager of the Finance and Accounting Department of
the Company, during his term of employment, at his
discretion, to deal with the provision of guarantee
for the bank loans with a cap not exceeding RMB 30
million each

PROPOSAL #S.9: Authorize the Board, in accordance                          ISSUER          YES        AGAINST           AGAINST
with the relevant requirements of the Rules Governing
 the Listing of Securities on the Stock Exchange of
Hong Kong Limited, the Articles of Association of the
 Company and the applicable Laws and regulations of
the PRC, to allot issue and deal with, either
separately or concurrently, additional domestic share
 and H shares and to make or grant offers,
agreements, options and powers of exchange or
conversion which might require the exercise of such
powers, and make or grant offers, agreements and
options during and after the relevant period, not
exceeding the aggregate of 20% of the aggregate
nominal amount of the Domestic shares and H shares in
 issue at the date of passing this resolution
otherwise than pursuant to: i) rights issue or ii)
any scrip dividend or similar arrangement providing
for allotment of shares in lieu of the whole or part
of a dividend on shares of the Company in accordance
with in the Articles of Association of the Company
[Authority expires at the conclusion of the next AGM
of the Company or the expiration of the period of 12
months from the date of passing of this special
resolution] and to make corresponding amendments to
the Articles of Association of the Company as it
thinks as it thinks fit so as to reflect the new
capital structure upon the allotment or issue of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOOSAN CORPORATION
  TICKER:                N/A             CUSIP:     Y2100N107
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the spin-off                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOOSAN CORPORATION
  TICKER:                N/A             CUSIP:     Y2100N107
  MEETING DATE:          2/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the sales of liquors business                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOOSAN CORPORATION
  TICKER:                N/A             CUSIP:     Y2100N107
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation and new establishment of
basis of Clause for quarterly dividend

PROPOSAL #3.1: Elect the Directors                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Elect the Outside Directors                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member as the                      ISSUER          YES          FOR               FOR
 Outside Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #6.: Approve the Stock Option for staff                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION CO LTD, C
  TICKER:                N/A             CUSIP:     Y2102C109
  MEETING DATE:          7/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Jeong Jitaek as a Director                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION CO LTD, C
  TICKER:                N/A             CUSIP:     Y2102C109
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #6.: Approve the stock option for staff                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOOSAN INFRACORE CO LTD, INCHON
  TICKER:                N/A             CUSIP:     Y2102E105
  MEETING DATE:          12/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the spin-off                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOOSAN INFRACORE CO LTD, INCHON
  TICKER:                N/A             CUSIP:     Y2102E105
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR
dividend amount per share: KRW 150

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #6.: Approve the Stock Option for Staff                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOUBLE COIN HOLDINGS LTD
  TICKER:                N/A             CUSIP:     ADPV11003
  MEETING DATE:          7/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the 6th Board                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the shareholder Members of the                         ISSUER          YES          FOR               FOR
6th Supervisory Company

PROPOSAL #3.: Approve to borrow CNY 200 million from                       ISSUER          YES        AGAINST           AGAINST
a Company

PROPOSAL #4.: Approve to amend the Articles of                             ISSUER          YES          FOR               FOR
Association (i)

PROPOSAL #5.: Approve to amend the Articles of                             ISSUER          YES        AGAINST           AGAINST
Association (ii)

PROPOSAL #6.: Approve to increase the guarantee for a                      ISSUER          YES        AGAINST           AGAINST
 Company by CNY 100 million

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOUBLE COIN HOLDINGS LTD
  TICKER:                N/A             CUSIP:     ADPV11003
  MEETING DATE:          9/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Directors of the                       ISSUER          YES          FOR               FOR
Board

PROPOSAL #2.: Elect the Director of the 6th Board                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the resignment of a Director                         ISSUER          YES          FOR               FOR
and elect another Director of the 6th Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOUBLE COIN HOLDINGS LTD
  TICKER:                N/A             CUSIP:     ADPV11003
  MEETING DATE:          11/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the compensation for house                           ISSUER          YES          FOR               FOR
demolition in relation to a parcel of the Company's
land

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOUBLE COIN HOLDINGS LTD
  TICKER:                N/A             CUSIP:     ADPV11003
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 annual report                               ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the 2008 work report by the                          ISSUER          YES          FOR               FOR
Independent Directors

PROPOSAL #5.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report and 2009 financial budget report

PROPOSAL #6.: Approve the Company's continuing                             ISSUER          YES          FOR               FOR
connected transactions

PROPOSAL #7.: Approve the normalization of the                             ISSUER          YES          FOR               FOR
Company's external guarantees

PROPOSAL #8.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: cash dividend/10 shares [tax included]: CNY
0.0000; bonus issue from profit [share/10 shares]:
none; bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #9.: Approve the 2008 Audit fee and re-                           ISSUER          YES          FOR               FOR
appoint the Audit Firm for 2009

PROPOSAL #10.: Approve the guarantee for the                               ISSUER          YES          FOR               FOR
additional working capital financing of a Company

PROPOSAL #11.: Approve the Company to provide                              ISSUER          YES          FOR               FOR
guarantee for the additional working capital loans of
 a Company

PROPOSAL #12.: Approve the annual report work                              ISSUER          YES          FOR               FOR
procedures of the Company's Audit Committee

PROPOSAL #13.: Approve the confirmation of the total                       ISSUER          YES          FOR               FOR
remuneration for the Directors, Supervisors and
Senior Management in 2008

PROPOSAL #14.: Amend the Company's Articles of                             ISSUER          YES          FOR               FOR
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOWA HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J12432126
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Outside Substitute  Corporate                      ISSUER          YES          FOR               FOR
 Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DOWNER EDI LTD
  TICKER:                N/A             CUSIP:     Q32623151
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements and reports of the Directors and the
Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Re-elect Mr. John Humphrey as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation and in accordance
with the Constitution of the Company

PROPOSAL #3.: Elect Mr. Geoffrey Knox as a Director,                       ISSUER          YES          FOR               FOR
who retires in accordance with the Constitution

PROPOSAL #4.: Elect Ms. Sally [Annabelle] Chaplain as                      ISSUER          YES          FOR               FOR
 a Director, who retires in accordance with the
Constitution

PROPOSAL #5.: Elect Mr. Richard [Mike] Harding as a                        ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Constitution

PROPOSAL #6.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #7.: Approve the increase in the maximum                          ISSUER          YES          FOR               FOR
total amount of the Directors' fees that may be
payable by the Company to the Non-Executive Directors
 form AUD 800,000 to AUD 2,000,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DR. REDDY'S LABORATORIES LIMITED
  TICKER:                RDY             CUSIP:     256135203
  MEETING DATE:          7/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O1: TO RECEIVE, CONSIDER AND ADOPT THE                           ISSUER          YES          FOR               FOR
PROFIT & LOSS ACCOUNT FOR THE YEAR ENDED 31 MARCH
2008; BALANCE SHEET AS ON THAT DATE ALONG WITH THE
REPORTS OF THE DIRECTORS' AND AUDITORS' THEREON.

PROPOSAL #O2: TO DECLARE DIVIDEND ON THE EQUITY                            ISSUER          YES          FOR               FOR
SHARES FOR THE FINANCIAL YEAR 2007-08.

PROPOSAL #O3: TO APPOINT A DIRECTOR IN PLACE OF MR.                        ISSUER          YES          FOR               FOR
ANUPAM PURI

PROPOSAL #O4: TO APPOINT A DIRECTOR IN PLACE OF DR.                        ISSUER          YES          FOR               FOR
KRISHNA G PALEPU

PROPOSAL #O5: TO RESOLVE NOT TO FILL VACANCY, FOR THE                      ISSUER          YES          FOR               FOR
 TIME BEING, CAUSED BY THE RETIREMENT OF MR. P N
DEVARAJAN

PROPOSAL #O6: TO APPOINT THE STATUTORY AUDITORS AND                        ISSUER          YES          FOR               FOR
FIX THEIR REMUNERATION. THE RETIRING AUDITORS BSR &
CO. ARE ELIGIBLE FOR RE-APPOINTMENT.

PROPOSAL #S7: RESOLVED THAT THE BOARD OF DIRECTORS BE                      ISSUER          YES        AGAINST           AGAINST
 AND ARE HEREBY AUTHORISED TO MODIFY CERTAIN TERMS OF
 THE EXISTING SCHEMES APPROVED EARLIER BY THE
SHAREHOLDERS TO EXERCISE RIGHTS TO RECOVER THE FRINGE
 BENEFIT FROM THE RELEVANT ELIGIBLE EMPLOYEES.

PROPOSAL #S8: RESOLVED THAT THE BOARD OF DIRECTORS OF                      ISSUER          YES          FOR               FOR
 THE COMPANY BE AND ARE HEREBY AUTHORIZED TO CREATE,
OFFER, ISSUE, AND ALLOT WARRANTS, ENTITLING THE
WARRANTS HOLDER(S) FROM TIME TO TIME TO APPLY FOR
EQUITY SHARES OF THE COMPANY IN ONE OR MORE TRANCHES,
 ALL AS MORE FULLY DESCRIBED IN THE AGM NOTICE.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DRAX GROUP PLC, SELBY
  TICKER:                N/A             CUSIP:     G2904K127
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the audited accounts of the Company for the YE 31
DEC 2008 together with the report of the Auditors on
those audited accounts and the auditable part of the
Directors remuneration report

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008 contained within the
annual report and accounts

PROPOSAL #3.: Declare the final dividend of 38.3                           ISSUER          YES          FOR               FOR
pence per share for the YE 31 DEC 2008

PROPOSAL #4.: Elect Mr. David Lindsell as a Director                       ISSUER          YES          FOR               FOR
of the Company who retires in accordance with the
Company's Articles of Association

PROPOSAL #5.: Elect Mr. Tony Quinlan, as a Director                        ISSUER          YES          FOR               FOR
of the Company who retires in accordance with the
Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Charles Berry as a                              ISSUER          YES          FOR               FOR
Director of the Company who retires by rotation
pursuant to the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Jamie Dundas as a Director                      ISSUER          YES          FOR               FOR
 of the Company who retires by rotation pursuant to
the Company's Articles of Association

PROPOSAL #8.: Re-elect Ms. Dorothy Thompson as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation
pursuant to the Company's Articles of Association

PROPOSAL #9.: Re-appoint Deloitte and Touche LLP as                        ISSUER          YES          FOR               FOR
the Auditors of the Company to hold office from the
conclusion of the meeting until the conclusion of the
 next AGM at which accounts are laid before the

PROPOSAL #10.: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #11.: Authorize the Directors in accordance                       ISSUER          YES          FOR               FOR
with Section 80 of the Companies Act 1985 [CA 1985]
to exercise all the powers of the Company to allot
relevant securities [within the meaning of that
section], such authority to be limited to the
allotment of relevant securities up to an aggregate
nominal amount of GBP 13,068,783; and that, in
addition to the authority conferred by sub-paragraph
(a) above, as specified to exercise all the powers of
 the Company to allot equity securities [within the
meaning of Section 94 CA 1985] in connection with a
rights issue in favour of ordinary shareholders where
 the equity securities respectively attributable to
the interests of all such ordinary shareholders are
proportionate [as specified ] to the respective
numbers of ordinary shares held by them, but subject
to such exclusions or other arrangements as the
Directors may deem necessary or expedient in relation
 to treasury shares, fractional entitlements or any
legal or practical problems under the laws of, or the
 requirements of any regulatory body or any stock
exchange in, any territory or by virtue of shares
being represented by depositary receipts or otherwise
 howsoever up to an aggregate nominal amount of
GBP13,068,783, provided that the authorities
conferred by sub-paragraphs (a) and (b) [Authority
expires at the conclusion of the next AGM of the
Company or 30 JUN 2010 after the passing of this
resolution]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #12.: Authorize the Company in accordance                         ISSUER          YES          FOR               FOR
with Section 366 and 367 of CA 2006, the Company and
all of the Companies that are or become Subsidiaries
of the Company from time to time during the period
when this resolution is in full force and effect, in
aggregate: a)to make political donations to political
 parties and/or independent election candidates, as
defined in Sections 363 and 364 CA 2006, not
exceeding GBP 50,000 in total; and/or b) to make
political donations to political organizations other
than political parties, as defined in Sections 363
and 364 CA 2006, not exceeding GBP 50,000 in total;
and/or c) to incur political expenditure, as defined
in Section 365 CA 2006, not exceeding GBP 100,000 in
total; [authority expires whichever is earlier at the
 conclusion of the next AGM of the Company or 28 APR
2010]

PROPOSAL #S.13: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 11 and pursuant to Section
95 CA 1985, to allot equity securities [Section 94 of
 CA 1985] for cash and/or to allot equity securities
where such allotment constitutes an allotment of
securities by virtue of Section 94(3A) CA 1985, as if
 Section 89(1) CA 1985 did not apply to any such
allotments, provided that this power shall be limited
 to the allotment of equity securities: pursuant to
the authority conferred by sub-paragraph (a) and/or
sub-paragraph (b) of resolution 11 above, in
connection with an offer of such securities by way of
 a rights issue in favour of holders of ordinary
shares in the Company where the equity securities
respectively attributable to the interests of all
such holders are proportionate [as specified] to
their respective holdings of ordinary shares [but
subject to such exclusions or other arrangements as
the Directors may deem necessary or expedient in
relation to treasury shares, fractional entitlements
or any legal or practical problems under the laws of,
 or the requirements of any regulatory body or any
Stock Exchange in, any territory or by virtue of
shares being represented by depositary receipts or
otherwise howsoever]; pursuant to the authority
conferred by sub-paragraph (a) of resolution 11
above, in connection with an open offer or other
offer of securities [not being a rights issue] in
favour of holders of ordinary shares in the Company
where the equity securities respectively attributable
 to the interests of all such holders are
proportionate [as specified] to their respective
holdings of ordinary shares (but subject to such
exclusions or other arrangements as the directors may
 deem necessary or expedient in relation to treasury
shares, fractional entitlements or any legal or
practical problems under the laws of, or the
requirements of any regulatory body or any stock
exchange in, any territory or by virtue of shares
being represented by depositary receipts or otherwise
 howsoever]; and otherwise than pursuant to sub-
paragraphs (a) and (b) above, up to an aggregate
nominal amount of GBP 1,960,317, [Authority expires
at the conclusion of the next AGM of the Company or
30 JUN 2010 after the passing of this resolution];
and the Directors may allot equity securities after
the expiry of this authority in pursuance of such an

PROPOSAL #S.14: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
and in accordance with Section 166 of CA1985, to make
 one or more market purchases [Section 163(3) of CA
1985] of ordinary shares in the capital of the
Company on such terms and in such manner as the
Directors of the Company may from time to time
determine, provided that: a)the maximum aggregate
number of ordinary shares to be purchased is
33,939,896 representing approximately 10% of the
issued ordinary share capital; b) the minimum price
[exclusive of expenses] which may be paid for a
ordinary share shall be the nominal amount of such
ordinary share [exclusive of expenses]; c)the maximum
 price [exclusive of expenses] which may be paid for
an ordinary share shall not exceed 105% of the
average of the middle market quotations for an
ordinary share as derived from the London Stock
Exchange Daily Official List for the 5 business days
in respect of which such Daily Official List is
published immediately preceding the day on which the
share is contracted to be purchased; [Authority
expires the earlier at the conclusion of the next AGM
 of the Company after the date of passing of this
resolution or 15 months after the date of passing of
this resolution]; and may make a contract to purchase
 ordinary shares which will or may be executed wholly

PROPOSAL #15.: Approve, that the Drax Bonus Matching                       ISSUER          YES          FOR               FOR
Plan [the 'Plan' or '147;BMP'] [the main features of
which are summarized on page 5 and in Part D Summary
of the principal terms of the Drax Bonus Matching
Plan on pages 6 to 8 and a copy of the draft rules of
 which were produced to the Meeting and for the
purpose of identification initialed by the Chairman]
and authorize the Directors to do all such acts and
things necessary or expedient to carry the Plan into

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DSG INTL PLC
  TICKER:                N/A             CUSIP:     G28473109
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report financial                      ISSUER          YES          FOR               FOR
 statements and the Auditors' report

PROPOSAL #2.: Approve a final dividend of 3.43 pence                       ISSUER          YES          FOR               FOR
per ordinary share

PROPOSAL #3.: Re-appoint Mr. Andrew Lynch as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.: Re-appoint Mr. John Whybrow as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-appoint Mr. John Browett as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #6.: Re-appoint Mr. Nicholas Cadbury as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Re-appoint Deloitte and Touche LLP as                        ISSUER          YES          FOR               FOR
the Auditors

PROPOSAL #8.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #9.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #10.: Authorise the Company and its                               ISSUER          YES          FOR               FOR
Subsidiaries to make eu political donations to
political parties and/or independent election
candidates, to political organisations other than
political parties and incureu political expenditure
up to GBP 25,000

PROPOSAL #S.11: Grant authority for the issue of                           ISSUER          YES          FOR               FOR
equity or equity-linked securities with pre-emptive
rights up to aggregate nominal amount of GBP
14,770,352

PROPOSAL #S.12: Authorize the Directors to issue                           ISSUER          YES          FOR               FOR
equity or equity-linked securities without pre-
emptive rights up to ggregate nominal amount of GBP

PROPOSAL #13.: Authorize the Company to purchase                           ISSUER          YES          FOR               FOR
177,000,000 ordinary shares for market purchase

PROPOSAL #14.: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

PROPOSAL #15.: Approve the DSG International Plc                           ISSUER          YES          FOR               FOR
Performance Share Plan 2008

PROPOSAL #16.: Adopt the Executive Share Option Plan                       ISSUER          YES          FOR               FOR

PROPOSAL #17.: Adopt the Sharesave Plan                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                DURATEX SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P3593G104
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: To take knowledge of the Directors                           ISSUER          NO           N/A               N/A
accounts, to examine, discuss and approve the
Company's consolidated financial statements for the
FY ending 31 DEC 2008

PROPOSAL #B.: Approval of the proposal to allocate                         ISSUER          NO           N/A               N/A
the net profits from the 2008 FY, ratification of the
 interim dividends paid as interest on capital and
the transfers of reserves carried out in the previous
 FY, by authorization of the Board of Directors

PROPOSAL #C.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors and approve to set their remuneration

PROPOSAL #D.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee and approve to set their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                E SUN FINL HLDG CO LTD
  TICKER:                N/A             CUSIP:     Y23469102
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of corporate bonds                               ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings and proposed stock dividend:
30 for 1,000 shares held

PROPOSAL #B.4: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                E.ON AKTIENGESELLSCHAFT EON, DUESSELDORF
  TICKER:                N/A             CUSIP:     D24914133
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report, and the re-port
pursuant to sect ions 289[4] and 315[4] of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distribute profit of EUR 2,856,795,549 as follows:
payment of a dividend of EUR 1.50 per no-par share
ex-dividend and payable date: 05 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Election of Mr. Jens P. Heyerdahl D.Y.                       ISSUER          YES          FOR               FOR
to the Supervisory Board

PROPOSAL #6.A: Election of the auditor for the 2009                        ISSUER          YES          FOR               FOR
financial year as well as for the inspection of
financial statements: PricewaterhouseCoopers
Aktiengesellschaft Wirtschaftspruefungsgesellschaft,
Duesseldorf, is appointed as the auditor for the
annual as well as the consolidated financial
statements for the 2009 financial year.

PROPOSAL #6.B: Election of the auditor for the 2009                        ISSUER          YES          FOR               FOR
financial year as well as for the inspection of
financial statements: in addition,
PricewaterhouseCoopers Aktiengesellschaft
Wirtschaftspruefungsgesellschaft, Duesseldorf, is
appointed as the auditor for the inspection of the
abbreviated financial statements and the interim
management report for the first half of the 2009
financial year.

PROPOSAL #7.: Renewal of the authorization to acquire                      ISSUER          YES          FOR               FOR
 own shares

PROPOSAL #8.: Resolution on the creation of                                ISSUER          YES          FOR               FOR
authorized capital and the corresponding amendment to
 the Articles of Association

PROPOSAL #9.A: Resolution on the authorization to                          ISSUER          YES          FOR               FOR
issue convertible and/or warrant bonds , profit-
sharing rights and/or participating bonds, the
creation of contingent capital, and the corresponding
 amendment to the Articles of Association a)
authorization I: the Board of Managing Directors
shall be authorized, with the con sent of the
Supervisory Board, to issue bonds or profit-sharing
rights of up to EUR 5,000,000,000, conferring
convertible and/or option rights for shares of the
Company, on or before 05 MAY 2014 shareholders shall
be granted subscription except, for residual amounts,
 for the granting of such rights to other
bondholders, and for the issue of bonds conferring
convertible and/or option rights for shares of the
company of up to 10% of the share capital if such
bonds are issued at a price not materially below
their theoretical market value shareholders'
subscription rights shall also be excluded for the
issue o f profit-sharing rights and/or participating
bonds without convertible or option rights with
debenture like features, the Company's share capital
shall be increased accordingly by up to EUR
175,000,000 through the issue of up to 175,000,000
new registered shares, insofar as convertible and/or
option rights are exercised [contingent capital 2009

PROPOSAL #9.B: Resolution on the authorization to                          ISSUER          YES          FOR               FOR
issue convertible and/or warrant bonds , profit-
sharing rights and/or participating bonds, the
creation of contingent capital, and the corresponding
 amendment to the Articles of Association b)
authorization ii: the board of Managing Directors
shall be authorized, with the consent of the
Supervisory Board, to issue bonds or profit-sharing
rights of up to EUR 5,000,000,000, conferring
convertible and/or option rights for shares of the
company, on or before 05 May 2014, shareholders shall
 be granted subscription except, for residual
amounts, for the granting of such rights to other
bondholders, and for the issue of bonds conferring
convertible and/or option rights for shares of the
company of up to 10 pct. of the share capital if such
 bonds are issued at a price not materially below
their theoretical market value, shareholders'
subscription rights shall also be excluded for the
issue o f profit-sharing rights and/or participating
bonds without convertible or option rights with
debenture-like features, the Company's share capital
shall be increased accordingly by up to EUR
175,000,000 through the issue of up to 175,000,000
new registered shares, insofar as convertible and/or
option rights are exercised [contingent capital 2009

PROPOSAL #10.: Adjustment of the object of the                             ISSUER          YES          FOR               FOR
Company and the corresponding amendment to the
Articles of Association

PROPOSAL #11.A: Amendments to the Articles of                              ISSUER          YES          FOR               FOR
Association in accordance with the implementation of
the shareholders' rights act [ARUG] a) amendment to
section 19[2]2 of the Articles of Association in
respect of the Board of Directors being authorized to
 allow the audiovisual transmission of the
shareholders' meeting

PROPOSAL #11.B: Amendments to the Articles of                              ISSUER          YES          FOR               FOR
Association in accordance with the implementation of
the shareholders' rights act [ARUG] b) amendment to
section 20[1] of the Articles of Association in
respect of proxy-voting instructions being issued in
written or electronically in a manner defined by the
Company

PROPOSAL #11.C: Amendments to the Articles of                              ISSUER          YES          FOR               FOR
Association in accordance with the implementation of
the shareholders' rights act [ARUG] c) amendment to
section 18[2] of the Articles of Association in
respect of shareholders being entitled to participate
 and vote at the shareholders' meeting if they
register with the Company by the sixth day prior to

PROPOSAL #12.: Approval of the control and profit                          ISSUER          YES          FOR               FOR
transfer agreement with the Company's wholly-owned
subsidiary, E.ON Einundzwanzigste Verwaltungs GMBH,
effective until at least 31 DEC 2013

PROPOSAL #13.: Approval of the control and profit                          ISSUER          YES          FOR               FOR
transfer agreement with the Company's wholly-owned
subsidiary, E.On Zweiundzwanzigste Verwaltungs Gmbh,
effective until at least 31 DEC 2013

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EAST JAPAN RAILWAY COMPANY
  TICKER:                N/A             CUSIP:     J1257M109
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Proposal for appropriation of retained                       ISSUER          YES          FOR               FOR
earnings

PROPOSAL #2.: Partial amendment to the Articles of                         ISSUER          YES          FOR               FOR
Incorporation: Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Election of Director                                        ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Election of Director                                        ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Election of Director                                        ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Election of Corporate Auditor                               ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Election of Corporate Auditor                               ISSUER          YES          FOR               FOR

PROPOSAL #5.: Payment of bonuses to Directors and                          ISSUER          YES          FOR               FOR
Corporate Auditors

PROPOSAL #6.: Shareholders' Proposals: Partial                             ISSUER          YES        AGAINST             FOR
amendment to the Articles of Incorporation (1)
Expansion of authority of the General Meeting of
Shareholders by the Articles of Incorporation

PROPOSAL #7.: Shareholders' Proposals: Establishment                       ISSUER          YES        AGAINST             FOR
of a Special Committee for Compliance Surveillance

PROPOSAL #8.: Shareholders' Proposals: Partial                             ISSUER          YES          FOR             AGAINST
amendment to the Articles of Incorporation (2)
Disclosure of individual Director's remunerations to
shareholders

PROPOSAL #9.: Shareholders' Proposals: Partial                             ISSUER          YES          FOR             AGAINST
amendment to the Articles of Incorporation (3)
Requirement for appointment of outside Directors

PROPOSAL #10.: Shareholders' Proposals: Partial                            ISSUER          YES        AGAINST             FOR
amendment to the Articles of Incorporation (4)
Deletion of Article 26 (Principal Executive Advisers
and Advisers, etc.) of the current Articles of
Incorporation and addition of new Article 26 (Special
 Committee)

PROPOSAL #11.1: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.2: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.3: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.4: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.5: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.6: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.7: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #11.8: Shareholders' Proposals: Dismissal of                      ISSUER          YES        AGAINST             FOR
 Director

PROPOSAL #12.1: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #12.2: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #12.3: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #12.4: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #12.5: Shareholders' Proposals: Election of                       ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #13.: Shareholders' Proposals: Reduction of                       ISSUER          YES        AGAINST             FOR
remunerations to Directors and Corporate Auditors

PROPOSAL #14.: Shareholders' Proposals: Proposal for                       ISSUER          YES        AGAINST             FOR
appropriation of retained earnings (1)

PROPOSAL #15.: Shareholders' Proposals: Proposal for                       ISSUER          YES        AGAINST             FOR
appropriation of retained earnings (2)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EBARA CORPORATION
  TICKER:                N/A             CUSIP:     J12600128
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Retirement Allowance for                             ISSUER          YES        AGAINST           AGAINST
Retiring Directors , and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #4.: Provision of Remuneration to Directors                       ISSUER          YES        AGAINST           AGAINST
for Stock Option Scheme as Stock-Linked Compensation
Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EDISON SPA, MILANO
  TICKER:                N/A             CUSIP:     T3552V114
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Director                                         ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve the financial statement at 31                        ISSUER          NO           N/A               N/A
DEC 2008, any adjournment thereof and allocation of
profits

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EDP - ENERGIAS DO BRASIL SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P3769R108
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the transaction as well as the                       ISSUER          YES          FOR               FOR
evaluation report on Rede Lajeado, Investco and
Enersul prepared by BES Investimento Do Brasil S.A.,
Banco De Investimento, under the terms of Article 256
 of Law Number 6404/1976, as amended

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EDP - ENERGIAS DO BRASIL SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P3769R108
  MEETING DATE:          10/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide the amendment of the                       ISSUER          YES          FOR               FOR
main part of Article 5 of the Corporate By-laws of
the Company, in light of the cancellation of shares
approved at the 127 the meeting of the Board of
Directors held on 03 OCT 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EDP - ENERGIAS DO BRASIL SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P3769R108
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to take the accounts of the                          ISSUER          YES          FOR               FOR
Directors, the financial statements, of the proposal
distribution of the FY's net profits and the Board of
 Director annual report relating to FYE 31 DEC 2008

PROPOSAL #2.: Approve the Capital Budget                                   ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the distribution of the profits                      ISSUER          YES          FOR               FOR
 from the FY and to distribute dividends

PROPOSAL #4.: Elect and define the number of the                           ISSUER          YES          FOR               FOR
Members of the Board of Directors and approve to set
their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EDP - ENERGIAS DO BRASIL SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P3769R108
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Article 28 of the Corporate By-                        ISSUER          YES          FOR               FOR
Laws of the Company, to improve the wording regarding
 the representation of the Company before third

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EDP-ENERGIAS DE PORTUGAL SA, LISBOA
  TICKER:                N/A             CUSIP:     X67925119
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify the deliberations made on the                         ISSUER          NO           N/A               N/A
Supervisory Board meeting on 05 MAR 2009

PROPOSAL #2.: Approve the individual and consolidated                      ISSUER          NO           N/A               N/A
 account reporting document for the 2008 FY,
including the sole Management report, the individual
and consolidated accounts, the annual report and the
opinion of the General and Supervisory Board and the
sole legal certification of the accounts

PROPOSAL #3.: Approve the proposal for the allocation                      ISSUER          NO           N/A               N/A
 of profits

PROPOSAL #4.: Approve the general appraisal of the                         ISSUER          NO           N/A               N/A
Management and the Supervision of the Company

PROPOSAL #5.: Elect the Members of the Governing                           ISSUER          NO           N/A               N/A
Bodies for 2009/2011

PROPOSAL #6.: Authorize the Executive Board of                             ISSUER          NO           N/A               N/A
Directors for the acquisition and sale of own shares
by EDP and subsidiaries of EDP

PROPOSAL #7.: Authorize the Executive Board of                             ISSUER          NO           N/A               N/A
Directors for the acquisition and sale of own bonds
by EDP and subsidiaries of EDP

PROPOSAL #8.: Approve the general appraisal of the                         ISSUER          NO           N/A               N/A
remuneration policy of the Governing Bodies

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EFG EUROBANK ERGASIAS S A
  TICKER:                N/A             CUSIP:     X1898P101
  MEETING DATE:          1/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital                        ISSUER          NO           N/A               N/A
of the Bank in accordance with Law 3723/2008, with
the issue of redeemable preference shares without
voting rights, to the Greek state foregoing pre-
emption rights for existing shareholders, and amend
the Article 5 and 6 of the Articles of Association

PROPOSAL #2.: Approve the treasury shares special                          ISSUER          NO           N/A               N/A
scheme, in accordance with Article 16 of the Company
Law 2190/1920

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EFG EUROBANK ERGASIAS SA
  TICKER:                N/A             CUSIP:     X1898P101
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements for                         ISSUER          NO           N/A               N/A
the YE 31 DEC 2008; the Directors' and the Auditor's
reports, the distribution of profits

PROPOSAL #2.: Approve the distribution of dividend in                      ISSUER          NO           N/A               N/A
 the form of shares with a corresponding capital
increase by capitalization of 2008 profits; amend
Article 5 of the Articles of Association; authorize
the Board of Directors to immediately sell any
fractional rights that might result from the
aforementioned distribution and credit shareholders
with the proceeds

PROPOSAL #3.: Approve the distribution free shares to                      ISSUER          NO           N/A               N/A
 Junior-Level Employees of the Bank, not exceeding
250 shares per employee, to be issued by
capitalization of taxed profits of previous FY; amend
 Article 5 of the Articles of Association accordingly

PROPOSAL #4.: Grant discharge to the Board of                              ISSUER          NO           N/A               N/A
Directors and the Auditors from all responsibility
for indemnification in relation to the FY 2008

PROPOSAL #5.: Appoint the Auditors for the FY 2009                         ISSUER          NO           N/A               N/A
and determination of their fees

PROPOSAL #6.: Approve the remuneration of Directors                        ISSUER          NO           N/A               N/A
and agreements in accordance with Articles 23A and 24
 of Company Law 2190/1920

PROPOSAL #7.: Approve to issue of a callable                               ISSUER          NO           N/A               N/A
convertible bond up to EUR 500 million for private
placement, foregoing pre-emption rights to existing
shareholders

PROPOSAL #8.: Amend the Article 6 of the Bank's                            ISSUER          NO           N/A               N/A
Articles of Association to enable share capital
increases through the issue of only 1 category of
shares according to Article 13 Paragraph 7 of
Companies Law 2190/1920

PROPOSAL #9.: Ratify the appointment of the Greek                          ISSUER          NO           N/A               N/A
State's representative as an additional Member of the
 Board in accordance with L.3723/2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EFG EUROBANK ERGASIAS SA
  TICKER:                N/A             CUSIP:     X1898P101
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to issue of a callable                               ISSUER          NO           N/A               N/A
convertible bond up to EUR 500 million for private
placement, foregoing pre-emption rights to the
existing shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EFG INTERNATIONAL AG, ZUERICH
  TICKER:                N/A             CUSIP:     H2078C108
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
accounts and accounts of the Group 2008 reports of
the Auditors and the Group Auditor

PROPOSAL #2.: Approve the distribution of A bonus                          ISSUER          YES          FOR               FOR
dividend through EFG Finance [Guernsey] limited in
favour of the Members of class B shares of EFG
Finance [Guernsey) limited

PROPOSAL #3.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance sheet

PROPOSAL #4.: Grant discharge to the Acts of the                           ISSUER          YES          FOR               FOR
Members of the Board of Directors and the Management

PROPOSAL #5.A: Re-elect Mr. Jean Pierre Cuoni as a                         ISSUER          YES        AGAINST           AGAINST
Board of Director

PROPOSAL #5.B: Re-elect Mr. Emmanuel Leonard Bussetil                      ISSUER          YES        AGAINST           AGAINST
 as a Board of Director

PROPOSAL #5.C: Re-elect Mr. Spiro J. Latsis as a                           ISSUER          YES        AGAINST           AGAINST
Board of Director

PROPOSAL #5.D: Re-elect Mr. Hugh Napier Matthews as a                      ISSUER          YES          FOR               FOR
 Board of Director

PROPOSAL #5.E: Re-elect Mr. Pericles-Paul Petalas as                       ISSUER          YES        AGAINST           AGAINST
a Board of Director

PROPOSAL #5.F: Re-elect Mr. Hans Niederer as a Board                       ISSUER          YES        AGAINST           AGAINST
of Director

PROPOSAL #5.G: Elect Mr. Erwin Richard Caduff as a                         ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #5.H: Elect Mr. Apostolos Tamvakakis as a                         ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #6.: Re-elect PricewaterhouseCoopers Sa the                       ISSUER          YES          FOR               FOR
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EIFFAGE SA
  TICKER:                N/A             CUSIP:     F2924U106
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and of the Auditors, and the Company's
financial statements for the YE in 2008, as
presented, showing an income of EUR 388,000,000.00

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements for the said FY, in the form presented to
the meeting, showing an income [group share] of EUR
301,000,000.00 accordingly, and discharge to the
Board of Directors for the performance of their
duties during the said FY

PROPOSAL #O.3: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the
distributable income for the FY be appropriated as:
distributable income: EUR 387,582,020.68 plus
previous retained earnings: EUR 2,366,444,322.65
showing a balance available for distribution: EUR
2,754,026,343.33 allocated as: global dividend: EUR
108,000,000.00, for 90,000,000 shares withdrawal of
the sum: EUR 2,646,026,343.33 to the retained
earnings account total: EUR 2,754,026,343.33, the
shareholders will receive a net dividend of EUR 1.20
per share, and will entitle to the 40% deduction
provided by the French tax code, this dividend will
be paid on 30 APR 2009, in the event that the Company
 holds some of its own shares on such date, the
amount of the unpaid dividend on such shares shall be
 allocated to the retained earnings account besides,
it has been decided that the fraction of the legal
reserve exceeding 10% of the share capital, will be
appropriated to the ordinary reserve; as required by
law, it is reminded that, for the last 3 FY, the
dividends paid, were as follows: EUR 1.20 for FY
2007,: EUR 1.00 for FY 2006, EUR 1.50 for FY 2005

PROPOSAL #O.4: Approve, after hearing the special                          ISSUER          YES        AGAINST           AGAINST
report of the Auditors on agreements governed by
Article L. 225-38 of the French Commercial Code, said
 report and the transactions referred to therein

PROPOSAL #O.5: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
trade in the Company's shares on the stock market,
subject to the conditions described below: maximum
purchase price: EUR 60.00, maximum number of shares
to be acquired: 10% of the share capital, maximum
funds invested in the share buybacks: EUR
540,000,000.00, this authorization is given for an
18-month period, this authorization supersedes the
fraction unused of the authorization granted by the
shareholders' meeting of 25 JUN 2008 in its
Resolution 5, the shareholders' meeting delegates all
 powers to the Board of Directors to take all
necessary measures and accomplish all necessary

PROPOSAL #O.6: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mrs. Beatrice Breneol as a Director for a 3-year

PROPOSAL #O.7: Approve to renew the appointment Mr.                        ISSUER          YES          FOR               FOR
Bruno Flichy as a Director for a 3-year period

PROPOSAL #O.8: Appoint Mrs. Anne Duthilleul as a                           ISSUER          YES          FOR               FOR
Director for a 3-year period

PROPOSAL #O.9: Appoint Mr. Demetrio Ullastres as a                         ISSUER          YES          FOR               FOR
Director for a 3-year period

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital, on one or more occasions,
by canceling all or part of the shares held by the
Company in connection with a stock repurchase plan,
up to a limit of 10% of the share capital, i.e. a
maximum number of 9,000,000 shares, over a 24 month
period; [Authority expires after 24 month period],
and to the Board of Directors to take all necessary
measures and accomplish all necessary formalities

PROPOSAL #E.11: Authorize the Bard of Directors all                        ISSUER          YES          FOR               FOR
powers to grant, in one or more transactions, to
beneficiaries chosen by it among employees and
Corporate Officers of the Company and related
Companies, options giving the right to purchase
existing shares purchased by the Company, it being
provided that the options shall not give rights to a
total number of shares, which shall exceed 1,000,000;
 [Authority expires after 38 month period]; and to
take all necessary measures and accomplish all
necessary formalities

PROPOSAL #E.12: Approve the bearer of an original, a                       ISSUER          YES          FOR               FOR
copy or extract of the minutes of this meeting to
carry out all filings, publications and other
formalities prescribed by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EISAI CO.,LTD.
  TICKER:                N/A             CUSIP:     J12852117
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELBIT IMAGING LTD, TEL AVIV-JAFFA
  TICKER:                N/A             CUSIP:     M37605108
  MEETING DATE:          12/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Re-elect Mr. Mordechay Zisser as a                          ISSUER          YES          FOR               FOR
Company's Board of Director

PROPOSAL #1.2: Re-elect Mr.Abraham [Rami] Goren as a                       ISSUER          YES          FOR               FOR
Company's Board of Director

PROPOSAL #1.3: Re-elect Mr. Shimon Yitzhaki as a                           ISSUER          YES          FOR               FOR
Company's Board of Director

PROPOSAL #1.4: Re-elect Mr. David Rubner as a                              ISSUER          YES          FOR               FOR
Company's Board of Director

PROPOSAL #1.5: Re-elect Mr. Moshe Lion as a Company's                      ISSUER          YES          FOR               FOR
 Board of Director

PROPOSAL #1.6: Re-elect Mr. Shmuel Peretz as a                             ISSUER          YES          FOR               FOR
Company's Board of Director

PROPOSAL #2.: Elect Ms. Elina Frenkel Ronen, as an                         ISSUER          YES          FOR               FOR
External Director of the Company

PROPOSAL #3.: Amend the Articles of Association of                         ISSUER          YES        AGAINST           AGAINST
the Company and authorize Director compensation in
accordance with applicable law

PROPOSAL #4.: Approve the compensation to be paid to                       ISSUER          YES          FOR               FOR
the Company's Directors, other than Mr. Mordechay
Zisser

PROPOSAL #5.: Approve the re-appointment of Brightman                      ISSUER          YES          FOR               FOR
 Almagor & Co. as the Company's Independent Auditors

PROPOSAL #6.: Approve the liability insurance                              ISSUER          YES          FOR               FOR
covering Directors of the Company

PROPOSAL #7.: Amend the terms of out of the money                          ISSUER          YES        AGAINST           AGAINST
options of the Company held by Mr. Mordechay Zisser

PROPOSAL #8.: Approve an option grant by Insightec                         ISSUER          YES          FOR               FOR
Ltd. to Mr. Mordechay Zisser

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELBIT IMAGING LTD, TEL AVIV-JAFFA
  TICKER:                N/A             CUSIP:     M37605108
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the ratify the cash dividend                         ISSUER          YES        ABSTAIN           AGAINST
paid by the Company in JUN 2008

PROPOSAL #2.: Approve the amendment and restatement                        ISSUER          YES        ABSTAIN           AGAINST
of the Articles of Association and the Memorandum of
Association of the Company

PROPOSAL #3.: Appoint Ms. Hila Zisser Bendet as a                          ISSUER          YES        ABSTAIN           AGAINST
Brand manager in the Company's retail division and
approve her employment terms

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELBIT SYSTEMS LTD, HAIFA
  TICKER:                N/A             CUSIP:     M3760D101
  MEETING DATE:          9/21/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect 7 Directors to the Company's                           ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Appoint the Company's Independent                            ISSUER          YES          FOR               FOR
Auditors for the FY 2008 and until the close of the
next AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELECTRIC POWER DEVELOPMENT CO.,LTD.
  TICKER:                N/A             CUSIP:     J12915104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations,
Increase Board Size to 14

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELECTRICITE DE FRANCE EDF
  TICKER:                N/A             CUSIP:     F2940H113
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for the                         ISSUER          YES          FOR               FOR
FYE 31 DEC 2008

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE 31 DEC 2008

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008

PROPOSAL #O.A: Approve the distribution of profits                         ISSUER          YES        AGAINST           AGAINST
for the FYE 31 DEC 2008 and the distribution of
dividend; this resolution was considered by the Board
 of Directors of EDF at its meeting of 01 APR 2009,
which was not approved [proposed by the Supervisory
Board of FCPE Actions EDF]

PROPOSAL #O.4: Approve the agreements referred to in                       ISSUER          YES          FOR               FOR
Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve the attendance allowances                           ISSUER          YES          FOR               FOR
allocated to the Board of Directors for the 2008 FY

PROPOSAL #O.B: Approve the payment of additional                           ISSUER          YES        AGAINST           AGAINST
attendance allowances allocated for the Board of
Directors for the 2008 FY, this draft resolution was
considered by the Board of Directors of EDF at its
meeting of 01 APR 2009, which was not approved
[proposed by the Supervisory Board of FCPE Actions

PROPOSAL #O.6: Approve the attendance allowances                           ISSUER          YES          FOR               FOR
allocated to the Board of Directors

PROPOSAL #O.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
operate on the Company's shares

PROPOSAL #E.8: Authorize the Board of Directors in                         ISSUER          YES          FOR               FOR
order to increase the share capital, with maintenance
 of preferential subscription rights of shareholders

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
increase the share capital, with cancellation of
preferential subscription rights of shareholders

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the number of securities to be issued in
case of a capital increase with or without
preferential subscription rights

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital by incorporation of
reserves, profits, premiums or any other amount whose
 capitalization will be accepted

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital to remunerate an exchange
public offer initiated by the Company

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital in order to remunerate
contributions in kind granted to the Company

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital for the benefit of the
Members of an EDF savings plan

PROPOSAL #E.15: Authorize the Board of Director to                         ISSUER          YES          FOR               FOR
reduce the share capital

PROPOSAL #E.16: Grant powers for formalities                               ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELECTRICITY GENERATING PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y22834116
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the shareholders                      ISSUER          YES          FOR               FOR
 AGM No.1/2008 held on 21 APR 2008

PROPOSAL #2.: Acknowledge the Company's annual report                      ISSUER          YES          FOR               FOR
 for year 2008 and the payment of the interim dividend

PROPOSAL #3.: Approve the balance sheet and statement                      ISSUER          YES          FOR               FOR
 of income as at 31 DEC 2008

PROPOSAL #4.: Approve the appropriation of net profit                      ISSUER          YES          FOR               FOR
 and the payment of dividend

PROPOSAL #5.: Appoint the Auditors and approve to                          ISSUER          YES          FOR               FOR
determine the audit fee

PROPOSAL #6.: Elect the Directors to replace the                           ISSUER          YES          FOR               FOR
retiring Directors

PROPOSAL #7.: Approve to determine the Directors                           ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #8.: Amend the Article 43 of the Articles of                      ISSUER          YES          FOR               FOR
 Association, the Company's seal

PROPOSAL #9.: Other matters [if any]                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELECTROCOMPONENTS PLC, OXFORD
  TICKER:                N/A             CUSIP:     G29848101
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of                      ISSUER          YES          FOR               FOR
 the Directors and the Auditors for the YE 31 MAR 2008

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 MAR 2008

PROPOSAL #3.: Declare a final dividend on the                              ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #4.: Elect Mr. Paul Hollingworth as a                             ISSUER          YES          FOR               FOR
Director, Member of the Audit, Nomination and
Remuneration Committees

PROPOSAL #5.: Elect Mr. Rupert Soames as a Director,                       ISSUER          YES          FOR               FOR
Member of the Audit, Nomination and Remuneration
Committees

PROPOSAL #6.: Elect Mr. Tim Barker as a Director,                          ISSUER          YES          FOR               FOR
Chairman of the Audit Committee, Member of the
Nomination and Remuneration Committees

PROPOSAL #7.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company from the conclusion of this
meeting and authorize the Directors to agree their
remuneration

PROPOSAL #8.: Approve the Rules of the                                     ISSUER          YES          FOR               FOR
Electrocomponents Plc Savings Related Share Option
Scheme [the Scheme], as specified; and authorize the
Directors to establish such further schemes for the
benefit of employees overseas based on the Scheme
subject to such modifications as may be necessary or
desirable to take account of Overseas Securities
Laws, exchange control and tax legislation provided
that any ordinary shares of the Company made
available under the Scheme are treated as counting
against any limits on individual participation, or
overall participation in such further Schemes

PROPOSAL #S.9: Authorize the Company to make market                        ISSUER          YES          FOR               FOR
purchases pursuant to [Section 163(3) of the
Companies Act 1985] of up to 43,535,000 ordinary
shares of 10p each in the capital of the Company, at
a minimum price of 10p per ordinary share and up to
[i] 105% of the average middle market quotations for
an ordinary share taken from the London Stock
Exchange Daily Official List, over the previous 5
business days [ii] the higher of the price of the
last independent trade and the highest current bid as
 stipulated by the Article 5[1] of the Commission
Regulation [EC] 22 DEC 2003 implementing the Market
Abuse Directive as regards exemptions for buyback
programmes and stabilization of financial instruments
 [No.2273/2003]; [Authority expires at the conclusion
 of the next AGM of the Company]; and the Company
before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly

PROPOSAL #S.10: Adopt the New Articles of Association                      ISSUER          YES          FOR               FOR
 in substitution for, and to the exclusion of the
existing Articles of Association with effect from
0.01am on 01 OCT 2008, or any later date on which
Section 175 of the UK Companies Act 2006 comes into
effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELECTROLUX AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W24713120
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Election of Mr. Marcus Wallenberg as a                       ISSUER          NO           N/A               N/A
Chairman of the AGM

PROPOSAL #2.: Preparation and approval of the voting                       ISSUER          NO           N/A               N/A
list

PROPOSAL #3.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #4.: Election of 2 minutes-checkers                               ISSUER          NO           N/A               N/A

PROPOSAL #5.: Determination as to whether the meeting                      ISSUER          NO           N/A               N/A
 has been properly convened

PROPOSAL #6.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
the audit report as well as the consolidated accounts
 and the audit report for the Group

PROPOSAL #7.: Speech by the President, Mr. Hans                            ISSUER          NO           N/A               N/A
Straberg

PROPOSAL #8.: Presentation of the activities of the                        ISSUER          NO           N/A               N/A
Board of Directors and its Committees during the past
 year and the Auditor's presentation of the audit
work during 2008

PROPOSAL #9.: Adopt the income statement and the                           ISSUER          YES          FOR               FOR
balance sheet as well as the consolidated income
statement and the consolidated balance sheet

PROPOSAL #10.: Grant discharge from liability of the                       ISSUER          YES          FOR               FOR
Directors and the President

PROPOSAL #11.: Grant dispositions in respect of the                        ISSUER          YES          FOR               FOR
Company's profit pursuant to the adopted balance sheet

PROPOSAL #12.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Directors at 9 and without Deputy Directors, in
connection therewith, report on the work of the
Nomination Committee

PROPOSAL #13.: Approve the Directors' fees as                              ISSUER          YES          FOR               FOR
follows: SEK 1,600,000 to the Chairman of the Board
of Directors, SEK 550,000 to the Deputy Chairman of
the Board of Directors, SEK 475,000 to each of the
other Directors appointed by the AGM but not employed
 by Electrolux, and for Committee work, to the
Members who are appointed by the Board of Directors:
SEK 200,000 to the Chairman of the Audit Committee
and SEK 85,000 to each of the Members of the
Committee and SEK 120,000 to the Chairman of the
Remuneration Committee and SEK 55,000 to each of the
Members of Committee; and it be possible to pay part
of the fees to the Directors, in respect of their
assignment to the Board of Directors, in the form of
so-called synthetic shares, on the specified
principal terms and conditions as specified; and the
Auditor's fee be paid on the approved account

PROPOSAL #14.: Re-elect Messrs. Marcus Wallenberg,                         ISSUER          YES          FOR               FOR
Peggy Bruzelius, Torben Ballegaard Sorensen, Hasse
Johansson, John S. Lupo, Barbara Milian Thoralfsson,
Johan Molin, Hans Straberg, and Caroline Sundewall as
 the Directors and Mr. Marcus Wallenberg as the
Chairman of the Board of Directors

PROPOSAL #15.: Approve the nomination committee as                         ISSUER          YES          FOR               FOR
specified

PROPOSAL #16.a: Approve the remuneration guidelines                        ISSUER          YES          FOR               FOR
for the Electrolux Group Management as specified

PROPOSAL #16.b: Approve to implement a performance                         ISSUER          YES          FOR               FOR
based, long-term incentive program for 2009 on the
specified terms

PROPOSAL #17.a: Authorize the Board for the period                         ISSUER          YES          FOR               FOR
until the next AGM, to resolve on transfer of shares
in the Company in connection with or as a consequence
 of the Company acquisition on the specified terms
and conditions

PROPOSAL #17.b: Approve, on account of the Company's                       ISSUER          YES        AGAINST           AGAINST
employee stock option programs for 2002-2003 and the
performance share program for 2007, that the AGM
resolve that the Company shall be entitled, for the
period until the next AGM, to transfer a maximum of
3,000,000 shares of series B in the Company for the
purpose of converting costs, including social
security charges, that may arise as a result of the
aforementioned programs, transfer shall take place on
 NASDAQ OMX Stockholm at a price within the
prevailing price interval from time to time

PROPOSAL #18.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ELPIDA MEMORY,INC.
  TICKER:                N/A             CUSIP:     J1354L103
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMBOTELLADORA ANDINA SA
  TICKER:                N/A             CUSIP:     P3697S103
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, balance and                       ISSUER          YES          FOR               FOR
financial statements for the year 2008, as well as
the report of Independent Auditors with respect to
the financial statements

PROPOSAL #2.: Approve the earnings distribution and                        ISSUER          YES          FOR               FOR
dividend payments

PROPOSAL #3.: Approve the dividend distribution                            ISSUER          YES          FOR               FOR
policy and inform about the distribution and payment
procedures utilized

PROPOSAL #4.: Elect the Board of Directors                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve to determine the compensation                        ISSUER          YES          FOR               FOR
for Directors and committee Members pursuant to law
number 19,705; and the Audit committee established by
 the Sarbanes Oxley Act

PROPOSAL #6.: Appoint the Independent Auditors of the                      ISSUER          YES          FOR               FOR
 Company for the year 2009

PROPOSAL #7.: Appoint the rating Agencies of the                           ISSUER          YES          FOR               FOR
Company

PROPOSAL #8.: Receive the report the Board agreements                      ISSUER          YES          FOR               FOR
 which took place after that last shareholders
meeting, relating to operations referref to by
Article 44 of law number 18,046

PROPOSAL #9.: To resolve every other matter under its                      ISSUER          NO           N/A               N/A
 competency and any other matter of Company interest

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMBRAER-EMPRESA BRASILEIRA
  TICKER:                ERJ             CUSIP:     29081M102
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: EXAMINE, DISCUSS AND VOTE FOR THE                            ISSUER          YES          FOR               FOR
APPROVAL OF THE FINANCIAL STATEMENTS PRESENTED BY THE
 MANAGEMENT IN CONNECTION WITH THE FISCAL YEAR ENDED
IN DECEMBER 31, 2008

PROPOSAL #02: ALLOCATION OF NET PROFITS RECORDED IN                        ISSUER          YES          FOR               FOR
THE FISCAL YEAR ENDED DECEMBER 31, 2008

PROPOSAL #03: ELECTION OF THE MEMBERS OF THE BOARD OF                      ISSUER          YES          FOR               FOR
 DIRECTORS FOR THE PERIOD OF 2009/2011 AND THE
NOMINATION OF ITS CHAIRMAN AND VICE CHAIRMAN

PROPOSAL #04: ELECTION OF THE MEMBERS OF THE FISCAL                        ISSUER          YES          FOR               FOR
BOARD FOR THE PERIOD OF 2009/2010 AND DESIGNATION OF
ITS CHAIRMAN, VICE CHAIRMAN AND FINANCIAL EXPERT

PROPOSAL #05: SETTING OF THE ANNUAL AMOUNT FOR                             ISSUER          YES          FOR               FOR
DISTRIBUTION AMONG THE MANAGEMENT (EXECUTIVE
OFFICERS, DIRECTORS AND MEMBERS OF THE COMMITTEES OF
THE BOARD OF DIRECTORS) OF THE COMPANY

PROPOSAL #06: SET THE COMPENSATION OF THE MEMBERS OF                       ISSUER          YES          FOR               FOR
THE FISCAL BOARD

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMPORIKI BANK OF GREECE SA
  TICKER:                N/A             CUSIP:     X14744100
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the capital of the                       ISSUER          NO           N/A               N/A
Bank by payment in cash or/and by capitalization of
reserves and grant authority for the settlement of
eventual share partial rights

PROPOSAL #2.: Approve, to modify the Article 5 of the                      ISSUER          NO           N/A               N/A
 Articles of Association of the Bank concerning the
capital and the shares of the Bank and the Articles
21, 22, 29 and 31 that concern the Board of
Directors; Codification of the Company Article of

PROPOSAL #3.: Approve the validation of the election                       ISSUER          NO           N/A               N/A
of the new Members of the Board of Directors,
replacing those who resigned

PROPOSAL #4.: Approve to validate the redetermination                      ISSUER          NO           N/A               N/A
 of Members of the Board of Directors according to
Law 3016/2002

PROPOSAL #5.: Elect the new Board of Directors                             ISSUER          NO           N/A               N/A

PROPOSAL #6.: Other issues - announcements                                 ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMPORIKI BANK OF GREECE SA
  TICKER:                N/A             CUSIP:     X14744100
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Board of                          ISSUER          NO           N/A               N/A
Directors and the Auditors on the annual financial
statements for the year 2008

PROPOSAL #2.: Approve the annual financial statements                      ISSUER          NO           N/A               N/A
 for the year 2008

PROPOSAL #3.: Approve the decision for the relief of                       ISSUER          NO           N/A               N/A
the Board of Directors and the Auditors of any
compensation liability for the FY 2008

PROPOSAL #4.: Approve the remuneration of the Board                        ISSUER          NO           N/A               N/A
of Directors for the year 2008 and pre-approve for
the year 2009

PROPOSAL #5.: Approve the remuneration of Board of                         ISSUER          NO           N/A               N/A
Directors that are also Members of the Audit
committee and pre-approval for 2009

PROPOSAL #6.: Elect the Auditors for the year 2009                         ISSUER          NO           N/A               N/A

PROPOSAL #7.: Grant authority to Board of Directors                        ISSUER          NO           N/A               N/A
Members and Managers to participate in the Board of
Directors or Management of other Companies of the
group, pursuing the same or similar business goals,
in accordance to Article 23 Paragraph 1 of Law

PROPOSAL #8.: Elect the new Members of the Board of                        ISSUER          NO           N/A               N/A
Directors, replacement those who resigned

PROPOSAL #9.: Approve the contracts, according to                          ISSUER          NO           N/A               N/A
Article 23A of Law 2190/1920, between the Casa Group
and the Group of the Bank

PROPOSAL #10.: Approve the contracts between the Bank                      ISSUER          NO           N/A               N/A
 and Members of the Board of Directors, according to
Article 23A Paragraph 2 of Law 2190/1920

PROPOSAL #11.: Other issues and announcements                              ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMPRESA NACIONAL DE ELECTRICIDAD S.A.
  TICKER:                EOC             CUSIP:     29244T101
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF ANNUAL REPORT, BALANCE                           ISSUER          YES          FOR               FOR
SHEET, FINANCIAL STATEMENTS, AND REPORT OF THE
EXTERNAL AUDITORS AND ACCOUNTS INSPECTORS.*

PROPOSAL #02: PROFIT DISTRIBUTION FOR THE PERIOD AND                       ISSUER          YES          FOR               FOR
DIVIDEND PAYMENTS.

PROPOSAL #04: APPROVAL OF THE INVESTMENTS AND                              ISSUER          YES          FOR               FOR
FINANCING POLICY PROPOSED BY THE BOARD OF DIRECTORS.

PROPOSAL #05: SETTING THE COMPENSATION OF THE BOARD                        ISSUER          YES          FOR               FOR
OF DIRECTORS.

PROPOSAL #06: SETTING THE COMPENSATION OF THE                              ISSUER          YES          FOR               FOR
DIRECTORS' COMMITTEE AND AUDIT COMMITTEE AND BUDGET
DETERMINATIONS FOR 2009.

PROPOSAL #08: APPOINTMENT OF INDEPENDENT EXTERNAL                          ISSUER          YES          FOR               FOR
AUDITORS.

PROPOSAL #09: APPOINTMENT OF TWO ACCOUNTS INSPECTORS                       ISSUER          YES          FOR               FOR
INCLUDING TWO DEPUTIES, AND SETTING OF THEIR
COMPENSATION.

PROPOSAL #10: OTHER MATTERS OF CORPORATE INTEREST,                         ISSUER          YES        AGAINST           AGAINST
AND INFORMATION REGARDING TRANSACTIONS REFERRED TO IN
 ARTICLE 44 OF LAW 18,046.*** *NOTE* VOTING CUT-OFF
DATE: APRIL 13, 2009 AT 10:00 A.M. EDT.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMPRESA NACIONAL DE TELECOMUNICACIONES SA ENTEL
  TICKER:                N/A             CUSIP:     P37115105
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, general                           ISSUER          YES          FOR               FOR
balance and the financial statements for the period
ended in 31 DEC 2008

PROPOSAL #2.: Approve the final dividend for the                           ISSUER          YES          FOR               FOR
exercise 2008

PROPOSAL #3.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors in respect of the dividends policy

PROPOSAL #4.: Approve the investment and financing                         ISSUER          YES          FOR               FOR
policies of the Company

PROPOSAL #5.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #6.: Approve to fix the remunerations of the                      ISSUER          YES          FOR               FOR
 Board of Directors

PROPOSAL #7.: Approve to fix the remunerations of the                      ISSUER          YES          FOR               FOR
 Directors Committee and their budget for 2009

PROPOSAL #8.: Approve to designate the External                            ISSUER          YES          FOR               FOR
Auditors and the Accounts Inspectors

PROPOSAL #9.: Approve to designate the risk                                ISSUER          YES          FOR               FOR
classifier agents

PROPOSAL #10.: Approve the report of the operations                        ISSUER          YES          FOR               FOR
with related Companies

PROPOSAL #11.: Approve the name of the News paper in                       ISSUER          YES          FOR               FOR
which the next shareholders meetings will be published

PROPOSAL #12.: Any other business                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMPRESAS COPEC SA
  TICKER:                N/A             CUSIP:     P7847L108
  MEETING DATE:          8/27/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve to modify the social statutes                        ISSUER          YES          FOR               FOR
to change the local currency which is currently being
 used to report the social capital, the accounting
and financial information, and to report the
financial statements of the Company, from Chilean
Pesos to U.S. Dollars, as of 01 JAN 2008

PROPOSAL #B.: Approve to include in the social                             ISSUER          YES          FOR               FOR
statutes the necessary transitory Articles in order
to comply with the agreements adopted during the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMPRESAS COPEC SA
  TICKER:                N/A             CUSIP:     P7847L108
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the memory, general balance,                         ISSUER          YES          FOR               FOR
and annual financial statements corresponding to the
exercise 2008, and to inform about the status of the
social bussineses

PROPOSAL #2.: Approve the report of the operations                         ISSUER          YES          FOR               FOR
realized by the company referred to the Article 44 of
 the law number 18.046 of Corporations

PROPOSAL #3.: Approve to fix the remuneration of the                       ISSUER          YES          FOR               FOR
Board of Directors for the exercise 2009

PROPOSAL #4.: Approve to fix the remuneration, and                         ISSUER          YES          FOR               FOR
the budget of expenses of the directors committee
referred to the article 50 BIS of the law 18.046 of

PROPOSAL #5.: Approve to designate of the External                         ISSUER          YES          FOR               FOR
Auditors and the risk classifier agents

PROPOSAL #6.: Any other matter                                             ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMPRESAS ICA SAB DE CV
  TICKER:                N/A             CUSIP:     P37149104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to cancel up to 5,349,500 of                         ISSUER          YES          FOR               FOR
our own shares of the Company that are currently held
 in treasury, acquired for the purpose of the
transactions carried out by the Company within the
framework of its program for the repurchase of shares
 under the terms of Article 56 of the Securities

PROPOSAL #II.: Approve to allocate the shares from                         ISSUER          YES        AGAINST           AGAINST
the Stock Option Plan over which the rights have not
been exercised, to the Share Plan for employees of
ICA Companies

PROPOSAL #III.: Approve to increase the share capital                      ISSUER          YES        AGAINST           AGAINST
 in its variable part, through the issuance of
unsubscribed shares for their placement to the
public, under the terms of Article 53 of the
Securities Market Law and Article 7 of the Corporate

PROPOSAL #IV.: Approve to carry out a primary public                       ISSUER          YES        AGAINST           AGAINST
offering of shares of the Company on the Mexican
market and on markets abroad

PROPOSAL #V.: Approve the designation to appoint                           ISSUER          YES          FOR               FOR
attorneys in fact and the granting of general powers,
 to put into effect the resolutions that, if
relevant, are passed by the general meeting, as well
as the designation of special delegates who will
carry out and formalize the resolutions that, if
relevant, are passed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EMPRESAS ICA SOCIEDAD CONTRLADORA S A B DE C V
  TICKER:                N/A             CUSIP:     P37149104
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the reports from the Board of                        ISSUER          YES          FOR               FOR
Directors, that are referred to in Items [d] and [e]
of Article 28, part IV, of the Securities Market Law,
 in relation to the FYE 31 DEC 2008

PROPOSAL #II.: Receive the report of the Chief                             ISSUER          YES          FOR               FOR
Executive Officer and the opinion of the outside
Auditor

PROPOSAL #III.: Receive the reports and opinion that                       ISSUER          YES          FOR               FOR
are referred to in lines [a] and [c] of Article 28,
part IV, of the Securities Market Law, with the
inclusion of the tax report

PROPOSAL #IV.: Approve the reports that referred to                        ISSUER          YES          FOR               FOR
in items I and II above

PROPOSAL #V.: Approve to allocate the profits,                             ISSUER          YES          FOR               FOR
addition to reserves and, if relevant, declaration of
 dividends

PROPOSAL #VI.: Approve and ratify the payment of                           ISSUER          YES          FOR               FOR
compensation to Members of the Board of Directors and
 to the Special Committees

PROPOSAL #VII.: Ratify the Members of the Board of                         ISSUER          YES        AGAINST           AGAINST
Directors and Chairpersons of the Special Committees

PROPOSAL #VIII.: Approve to modify several provisions                      ISSUER          YES        AGAINST           AGAINST
 from the Stock Option Plan for employees of Grupo Ica

PROPOSAL #IX.: Approve the designation of delegates                        ISSUER          YES          FOR               FOR
who will carry out the resolutions passed by the
general meeting and, if relevant, formalize them as
appropriate; resolutions in this regar

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENAGAS SA
  TICKER:                N/A             CUSIP:     E41759106
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts and                              ISSUER          YES          FOR               FOR
Management report 2008

PROPOSAL #2.: Approve the allocation of results for                        ISSUER          YES          FOR               FOR
2008

PROPOSAL #3.: Approve the Management of the Board of                       ISSUER          YES          FOR               FOR
Directors for 2008

PROPOSAL #4.: Re-elect Deloitte S. L. as the Account                       ISSUER          YES        AGAINST           AGAINST
Auditor

PROPOSAL #5.1: Re-elect Mr. Salvador Gabarro Serra as                      ISSUER          YES          FOR               FOR
 a Sunday Board Member

PROPOSAL #5.2: Re-elect Mr. Ramon Perez Simarro as a                       ISSUER          YES          FOR               FOR
Board Member

PROPOSAL #5.3: Re-elect Mr. Marti Parellada Sabata as                      ISSUER          YES          FOR               FOR
 a Board Member

PROPOSAL #5.4: Ratify and appoint the Board Members                        ISSUER          YES        AGAINST           AGAINST
chosen by the Board to cover vacancies

PROPOSAL #5.5: Approve the fixation of number of the                       ISSUER          YES          FOR               FOR
Board Members

PROPOSAL #6.: Approve the Board Members salaries for                       ISSUER          YES          FOR               FOR
2009

PROPOSAL #7.: Authorize the Board to issue                                 ISSUER          YES          FOR               FOR
convertible/exchangeable fixed income securities

PROPOSAL #8.: Approve the report on elements                               ISSUER          YES          FOR               FOR
contained in Article 116 BIS of the Stock Market Law

PROPOSAL #9.: Approve the delegation to the Board to                       ISSUER          YES          FOR               FOR
add, to develop, execute, rectify and formalize the
agreements adopted in the general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENBRIDGE INC, CALGARY AB
  TICKER:                N/A             CUSIP:     29250N105
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. David A. Arledge as a                             ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.2: Elect Mr. James J. Blanchard as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.3: Elect Mr. J. Lorne Braithwaite as a                         ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.4: Elect Mr. Patrick D. Daniel as a                            ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.5: Elect Mr. J. Herb England as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.6: Elect Mr. David A. Leslie as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.7: Elect Mr. George K. Petty as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.8: Elect Mr. Charles E. Shultz as a                            ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.9: Elect Mr. Dan C. Tutcher as a Director                      ISSUER          YES        ABSTAIN           AGAINST
 for the ensuing year

PROPOSAL #1.10: Elect Mr. Catherine L. Williams as a                       ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP as                        ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #3.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Approve, that the Board of Directors
prepare a report [at reasonable cost and omitting
proprietary information] by 01 SEP 2009 on the
likelihood and liability of product spills associated
 with the proposed Gateway pipelines, facilities and
tankers [Gateway or the Gateway Project], the report
should include an estimation of the frequency and
volume of oil and condensate spills expected for the
proposed Gateway pipelines and tankers, using
available historical data and factoring in the unique
 technical specifications of the proposed
infrastructure and an analysis of the liability that
Enbridge could incur as a result of the estimated oil
 and condensate spill frequencies and volumes, over a
 reasonable range of locations

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Approve, that the Board of Directors: 1)
provide a report to shareholders by 01 OCT 2009 [at
reasonable cost and omitting proprietary information]
 that assesses the costs and benefits of adopting a
policy of requiring the free, prior, and informed
consent of impacted Aboriginal communities as a
necessary condition for proceeding with the
construction of Enbridge projects; 2) direct
Management to disclose to investors, through the
quarterly Management's discussion and analysis, the
status of negotiations with First Nations along the
proposed pipeline and marine transportation route of
the Gateway Project, including reference to specific
opposition

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENCANA CORP MEDIUM TERM NTS  CDS-
  TICKER:                N/A             CUSIP:     292505104
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Ralph S. Cunningham as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Mr. Patrick D. Daniel as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. Ian W. Delaney as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. Randall K. Eresman as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.5: Elect Mr. Claire S. Farley as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.6: Elect Mr. Michael A. Grandin as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.7: Elect Mr. Barry W. Harrison as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. Valerie A. A. Nielsen as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.9: Elect Mr. David P. O'Brien as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.10: Elect Mr. Jane L. Peverett as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. Allan P. Sawin as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.12: Elect Mr. Wayne G. Thomson as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.13: Elect Mr. Clayton H. Woitas as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP as                        ISSUER          YES          FOR               FOR
the Auditors for the ensuing year and authorize the
Board of Directors to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENEL ENTE NAZIONALE PER L'ENERGIA ELETTRICA SPA, R
  TICKER:                N/A             CUSIP:     T3679P115
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statement at 31                       ISSUER          NO           N/A               N/A
DEC 2008 Board of Directors, the Auditors and Audit
Firm report; any adjournment thereof; consolidated
financial statement at 31 DEC 2008

PROPOSAL #O.2: Approve the allocation of profits and                       ISSUER          NO           N/A               N/A
of available reserves

PROPOSAL #E.3: Authorize the Board of Directors,                           ISSUER          NO           N/A               N/A
under the provisions of Article 2443 civil code, to
resolve, on 1 or more occasions, to increase in share
 capital up to maximum amount of EUR 8 bilions; any
adjournment thereof; and amend the Article 5 of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENERGY RESOURCES OF AUSTRALIA LTD ERA
  TICKER:                N/A             CUSIP:     Q35254111
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To Chairman and Chief Executive review                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report for the YE 31 DEC 2008, and the related
Directors' report, Directors' declaration and
Auditor's report

PROPOSAL #3.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 FYE 31 DEC 2008

PROPOSAL #4.I: Elect Mr. Chris Salisbury as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with Rule 3.7 of
the Company's Constitution

PROPOSAL #4.II: Re-elect Dr. David Klingner as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 3.7 of the Company's Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENERSIS S.A.
  TICKER:                ENI             CUSIP:     29274F104
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF ANNUAL REPORT, BALANCE                           ISSUER          YES          FOR               FOR
SHEET, FINANCIAL STATEMENTS AND REPORT OF THE
EXTERNAL AUDITORS AND ACCOUNT INSPECTORS FOR THE YEAR
 ENDED ON DECEMBER 31, 2008.*

PROPOSAL #02: PROFIT DISTRIBUTION FOR THE PERIOD AND                       ISSUER          YES          FOR               FOR
DIVIDEND PAYMENTS.

PROPOSAL #03: SETTING THE COMPENSATION OF THE BOARD                        ISSUER          YES          FOR               FOR
OF DIRECTORS.

PROPOSAL #04: SETTING THE COMPENSATION OF THE                              ISSUER          YES          FOR               FOR
DIRECTORS' COMMITTEE AND AUDIT COMMITTEE AND BUDGET
DETERMINATIONS FOR 2009.

PROPOSAL #06: APPOINTMENT OF INDEPENDENT EXTERNAL                          ISSUER          YES          FOR               FOR
AUDITORS.

PROPOSAL #07: APPOINTMENT OF TWO ACCOUNT INSPECTORS,                       ISSUER          YES          FOR               FOR
INCLUDING TWO DEPUTIES, AND SETTING OF THEIR
COMPENSATION.

PROPOSAL #08: APPOINTMENT OF RISK RATING AGENCIES.                         ISSUER          YES          FOR               FOR

PROPOSAL #09: APPROVAL OF THE INVESTMENTS AND                              ISSUER          YES          FOR               FOR
FINANCING POLICY.

PROPOSAL #13: OTHER MATTERS OF INTEREST AND                                ISSUER          YES        AGAINST           AGAINST
COMPETENCE OF THE GENERAL ORDINARY SHAREHOLDERS'

PROPOSAL #14: OTHER NECESSARY RESOLUTIONS FOR THE                          ISSUER          YES          FOR               FOR
PROPER IMPLEMENTATION OF THE ABOVE MENTIONED
AGREEMENTS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENI S P A
  TICKER:                N/A             CUSIP:     T3643A145
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet as of 31 DEC                       ISSUER          NO           N/A               N/A
2008 of ENI SPA, consolidated balance sheet as of 31
DEC 2008, Directors, Board of Auditors and auditing
Company's reporting

PROPOSAL #2.: Approve the profits of allocation                            ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENKA INSAAT VE SANAYI A S
  TICKER:                N/A             CUSIP:     M4055T108
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Presidency Board                                   ISSUER          NO           N/A               N/A

PROPOSAL #2.: Authorize the Board of Presidency to                         ISSUER          NO           N/A               N/A
sign the minutes of the meeting

PROPOSAL #3.: Approve reports of the Board of                              ISSUER          NO           N/A               N/A
Directors, the Auditors and financial statements of
2008

PROPOSAL #4.: Approve to discuss the Independent                           ISSUER          NO           N/A               N/A
Audit report

PROPOSAL #5.: Approve to inform about the donations                        ISSUER          NO           N/A               N/A

PROPOSAL #6.: Approve the financial statements of                          ISSUER          NO           N/A               N/A
2008 and release of the Board Members and the Auditors

PROPOSAL #7.: Elect the Board Members                                      ISSUER          NO           N/A               N/A

PROPOSAL #8.: Elect the Audit Members                                      ISSUER          NO           N/A               N/A

PROPOSAL #9.: Approve the determination of the wages                       ISSUER          NO           N/A               N/A
of the Board Members and the Auditors

PROPOSAL #10.: Approve to decide about the dividend                        ISSUER          NO           N/A               N/A
of 2008

PROPOSAL #11.: Approve to discuss the dividend                             ISSUER          NO           N/A               N/A
distribution policy

PROPOSAL #12.: Approve the Independent Audit Firm                          ISSUER          NO           N/A               N/A

PROPOSAL #13.: Approve to permit to the Board Members                      ISSUER          NO           N/A               N/A
 according to the items 334 and 335 of the Turkish
Commercial Code

PROPOSAL #14.: Wishes and regards                                          ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENTERPRISE INNS
  TICKER:                N/A             CUSIP:     G3070Z153
  MEETING DATE:          1/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and the                        ISSUER          YES          FOR               FOR
audited accounts for the YE 30 SEP 2008 and the
Auditors' report on the accounts

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 30 SEP 2008

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Mr. H. V. Reid as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint Mr. D. O. Maloney as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-appoint Ernst and Young LLP as the                        ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #7.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #8.: Approve to allot relevant securities                         ISSUER          YES          FOR               FOR

PROPOSAL #S.9: Approve to disapply statutory pre-                          ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.10: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases of its own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ENVESTRA LTD, ADELAIDE SA
  TICKER:                N/A             CUSIP:     Q3536B104
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the Company's                        ISSUER          NO           N/A               N/A
financial statements the Auditors report and the
report of the Directors for the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report, which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report of the Company
for the FYE 30 JUN 2008

PROPOSAL #3.A: Re-elect Mr. John Geoffrey Allpass as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation at the AGM in
accordance with the Company's constitution and the
ASX Listing Rules

PROPOSAL #3.B: Re-elect Mr. Eric Fraser Ainsworth as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation at the AGM in
accordance with the Company's constitution and the
ASX Listing Rules

PROPOSAL #3.C: Re-elect Mr. Dominic Loi Shun Chan as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation at the AGM in
accordance with the Company's constitution and the
ASX Listing Rules

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EON CAPITAL BHD
  TICKER:                N/A             CUSIP:     Y2298A115
  MEETING DATE:          12/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to the approvals of the relevant authorities
 as may be necessary being obtained for the Proposed
Bond Issue and the Proposed Issue of Warrants: a)
issue 93,800,000 Warrants at an issue price to be
determined to Primus Pacific Partners 1 LP [as
specified] upon the terms and conditions under the
deed poll constituting the Warrants to be executed by
 the Company [Deed Poll], and to adjust, from time to
 time, the exercise price of the Warrants and/or to
issue such appropriate number of additional warrants,
 if any, which shall be treated as equal in all
respects and form part of the same series as the
Warrants [Additional Warrants], as a consequence of
any adjustment of the exercise price or/and the
number of Warrants in accordance with the provisions
of the Deed Poll and/or any amendment thereof or as
may be imposed or permitted by the Securities
Commission [SC], Bursa Malaysia Securities Berhad
[Bursa Securities] and any other relevant
authorities, parties or otherwise; and b) issue and
allot such appropriate number of new ordinary shares
of MYR 1.00 each in EONCap [Shares], credited as
fully paid-up, upon exercise of the Warrants by the
holders of the Warrants and/or Additional Warrants
[as the case may be] to subscribe for new Shares and
each Warrant and/or Additional Warrants [as the case
may be] entitles its holders to subscribe at any time
 during the period commencing from and including the
first date of issuance of the Warrants and ending on
and including the expiry date, being the 5th
anniversary date of the issuance of the Warrants, for
 one (1) new Share at the exercise price or such
price as may be adjusted under the Deed Poll and all
such new Shares to be issued pursuant to the exercise
 of the Warrants and/or Additional Warrants [as the
case may be], shall, upon issue, rank pari passu in
all respects with the then existing Shares except
that they shall not be entitled to any dividend,
rights, allotments and/or other distributions, the
entitlement date of which precedes the date of
allotment of the new Shares; and to finalize,
implement, complete and give effect to the Proposed
Issue of Warrants in conjunction with the Proposed
Bond Issue and to do all acts and things for and on
behalf of the Company as the Directors may consider
necessary or expedient with full power to: a) enter
into and execute the Deed Poll upon the terms as
specified or to enter into such other agreements,
deeds and/or arrangements as the Directors of the
Company may deem necessary or expedient to give
effect to the Proposed Issue of Warrants in
conjunction with the Proposed Bond Issue; and b)
assent to any conditions, modifications, variations
and/or amendments as may be imposed or permitted by
the SC, Bursa Securities and any other relevant
authorities, parties or otherwise or as may be deemed
 necessary by the Directors of the Company in the
best interest of the Company and to finalize,
implement or to give full effect to any such

PROPOSAL #2.: Authorize the Company, subject to the                        ISSUER          YES        AGAINST           AGAINST
provisions under the Companies Act, 1965 and the
approvals of the relevant authorities being obtained
for the Proposed ESS, to: a) establish and administer
 the Proposed ESS for the benefit of the eligible
employees and Directors of EONCap and its subsidiary
companies, excluding companies which are dormant
[EONCap Group], in accordance with the By-Laws, a
draft of which is as specified; b) allot and issue
and/or procure the transfer of such number of new or
existing Shares to the eligible Directors and
employees of the EONCap Group from time to time as
may be required in connection with the implementation
 of the Proposed ESS while this approval is in force
provided that the aggregate number of Shares to be
allotted and issued and/or transferred shall not
exceed 15% of the issued and paid-up share capital of
 the Company at any one time throughout the duration
of the Proposed ESS subject always to the following:
i) not more than 50% of the Shares available under
the Proposed ESS shall be allocated, in aggregate, to
 Directors and senior management of the EONCap Group;
 and ii) not more than 10% of the Shares available
under the Proposed ESS shall be allocated to any
individual eligible Director or employee of the
EONCap Group, who, either singly or collectively
through persons connected with the Director or
employee, holds 20% or more of the issued and paid-up
 share capital of the Company; c) make necessary
applications, and to do all things necessary at the
appropriate time or times, to Bursa Securities for
the listing of and quotation for and for permission
to deal with the new Shares which may from time to
time be allotted and issued pursuant to the Proposed
ESS; such new Shares will, upon allotment and
issuance, rank pari passu in all respects with the
then existing issued and paid-up shares of the
Company and will be subject to all the provisions of
the Articles of Association of the Company [including
 those relating to transfer and transmission]; d)
create a trust and appoint a trustee to facilitate
the implementation of the Proposed ESS in accordance
with the provisions of a trust deed to be executed
between the Company and the trustee, the salient
terms as specified; e) make necessary applications,
and to do all things necessary at the appropriate
time or times, to Bursa Malaysia Depository Sdn Bhd
for the transfer of Shares from the trustee to
eligible Director and/or employee of the EONCap Group
 pursuant to the Proposed ESS; f) authorize the
Companies within the EONCap Group, from time to time,
 to provide the requisite monies or assistance,
financial or otherwise, including grants to the
trustee to facilitate the subscription and/or
purchase of the Shares in connection with the
implementation of the Proposed ESS to the extent
permitted under the Law; g) to modify and/or amend
the Proposed ESS from time to time provided that such
 modifications and/or amendments are effected in
accordance with the By-Laws relating to modifications

PROPOSAL #3.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to the Companies Act, 1965 [the Act], rules,
 regulations and orders made pursuant to the Act,
provisions of the Company's Memorandum and Articles
of Association [Articles] and the requirements of
Bursa Securities and any other relevant authority, to
 purchase the Company's ordinary shares listed on
Bursa Securities subject to the following: a) the
aggregate number of Shares which may be purchased or
held by the Company shall not exceed 10% of the
issued and paid-up ordinary share capital of the
Company, subject to the restriction that the issued
and paid-up ordinary share capital of EONCap does not
 fall below the minimum share capital requirements of
 the Listing Requirements of Bursa Securities
[Listing Requirements] applicable to a company listed
 on the Main Board of Bursa Securities and that the
Company continues to maintain a shareholding spread
that is in compliance with the requirements of the
Listing Requirements after the share purchase; b) the
 maximum funds to be allocated by the Company for the
 purpose of purchasing the Shares under the Proposed
Share Buy-Back shall not exceed the audited retained
profits and share premium of the Company as at 31 DEC
 2007 of MYR 69.5 million and MYR 1,066.3 million
respectively; c) the authority conferred by this
resolution to facilitate the Proposed Share Buy-Back
will commence immediately upon the passing of this
ordinary resolution and [Authority expires at the
conclusion of the next AGM of the Company following
the EGM at which such resolution was passed at which
time the authority would lapse unless renewed by
ordinary resolution, either unconditionally or
conditionally; or the expiration of the period within
 which the next AGM of the Company after that date is
 required by Law to be held]; and d) authorize the
Directors of the Company upon completion of the
purchase(s) of the Shares by the Company, to retain
the Shares so purchased as treasury shares, cancel
the Shares and/or in any manner as prescribed by the
Act, rules, regulations and orders made pursuant to
the Act and the Listing Requirements and any other
relevant authorities for the time being in force, to
take all such steps as are necessary or expedient to
implement, finalize, complete or to effect the
Proposed Share Buy-Back with full powers to assent to
 any conditions, modifications, resolutions,
variations and/or amendments [if any] as may be
imposed by the relevant authorities and/or to do all
such acts and things as the said Directors may deem
fit and expedient in the best interest of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EON CAPITAL BHD
  TICKER:                N/A             CUSIP:     Y2298A115
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the                         ISSUER          YES          FOR               FOR
Directors and the Auditors and the audited financial
statements for the YE 31 DEC 2008

PROPOSAL #2.: Declare a first and final gross tax                          ISSUER          YES          FOR               FOR
exempt dividend of 5.77 sen per share for the FYE 31
DEC 2008

PROPOSAL #3.: Re-elect Mr. Y. Bhg. Dato Sri Dr. Tiong                      ISSUER          YES          FOR               FOR
 Ik King, who retires in accordance with Article 97
of the Company's Articles of Association

PROPOSAL #4.: Re-elect Dr. Huan Guocang as a                               ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 102
of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Ng Wing Fai as a Director,                      ISSUER          YES          FOR               FOR
 who retire in accordance with Article 102 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Rodney Gordon Ward as a                         ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 102
of the Company's Articles of Association

PROPOSAL #7.: Re-elect Ms. Yeo Kar Peng as a                               ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 102
of the Company's Articles of Association

PROPOSAL #8.: Re-appoint Mr. Rin Kei Mei as a                              ISSUER          YES          FOR               FOR
Director of the Company, until the next AGM in
accordance with Section 129 of the Companies Act, 1965

PROPOSAL #9.: Re-appoint Mr. Y. Bhg. Dato Dr. Mohd                         ISSUER          YES          FOR               FOR
Shahari bin Ahmad Jabar as a Director of the Company,
 until the next AGM in accordance with Section 129 of
 the Companies Act, 1965

PROPOSAL #10.: Re-appoint Messrs.                                          ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors and authorize
the Directors to fix their remuneration

PROPOSAL #11.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965, to issue
shares in the Company from time to time at such
price, upon such terms and conditions, for such
purposes and to such person or persons whomsoever as
the Directors may, in their absolute discretion, deem
 fit provided that the aggregate amount of shares
issued pursuant to this resolution does not exceed
10% of the issued and paid-up share capital of the
Company for the time being, subject always to the
approvals of the relevant regulatory authorities; and
 the Directors to obtain approval from Bursa Malaysia
 Securities Berhad for the listing of and quotation
for the additional shares so issued; and [Authority
expires at the conclusion of the next Annual General

PROPOSAL #12.: Authorize the Company, subject to the                       ISSUER          YES          FOR               FOR
Companies Act, 1965, the Memorandum and Articles of
Association of the Company and the requirements of
Bank Negara Malaysia, Bursa Malaysia Securities
Berhad [Bursa Securities] and any other relevant
authorities, to purchase such number of ordinary
shares of MYR 1.00 each in the Company as may be
determined by the Directors from time to time through
 Bursa Securities upon such terms and conditions as
the Directors may deem fit in the interest of the
Company provided that the aggregate number of shares
purchased pursuant to this resolution does not exceed
 10% of the total issued and paid-up share capital of
 the Company; and an amount not exceeding the
Company's total audited retained profits and share
premium account at the time of purchase be allocated
by the Company for the proposed Share Buy-Back;
[Authority expires the earlier of the conclusion of
the next AGM of the Company, at which time it will
lapse, unless renewed by an ordinary resolution
passed by the shareholders of the Company in a
general meeting or revoked or varied by an ordinary
resolution passed by the shareholders of the Company
in a general meeting]; and authorize the Directors to
 act and to take all steps and do all things as they
may deem necessary or expedient in order to
implement, finalize and give full effect to the
proposed Share Buy-Back and further that authority
given to the Directors to decide in their absolute
discretion to either retain the ordinary shares of
MYR 1.00 each in the Company purchased by the Company
 pursuant to the Proposed Share Buy-Back as treasury
shares to be either distributed as share dividends or
 resold on Bursa Securities or subsequently
cancelled, or to cancel the shares so purchased, or a

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EON CAPITAL BHD
  TICKER:                N/A             CUSIP:     Y2298A115
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company to do the following: the relevant
authorities as may be necessary being obtained for
the Proposed New Warrants Issue, to do the following:
 to issue 58,714,500 New Warrants for an indicative
total consideration of MYR 29.5 million representing
approximately MYR 0.5024 per New Warrant to Primus
Pacific Partners 1 LP [Primus] [as specified] upon
the terms and conditions under the deed poll
constituting the New Warrants to be executed by the
Company [Deed Poll] and to adjust, from time to time,
 the exercise price of the New Warrants and/or to
issue such appropriate number of additional warrants,
 if any, which shall be treated as equal in all
respects and form part of the same series as the New
Warrants [Additional Warrants] as a consequence of
any adjustment of the exercise price and/or the
number of New Warrants in accordance with the
provisions of the Deed Poll and/or any amendment
thereof or as may be imposed or permitted by the
Securities Commission [SC], Bursa Malaysia Securities
 Berhad [Bursa Securities] and any other relevant
authorities, parties or otherwise; and to issue and
allot such appropriate number of new ordinary shares
of MYR 1.00 each in EONCap [Shares], credited as
fully paid-up, upon exercise of the New Warrants by
the holders of the New Warrants and/or Additional
Warrants [as specified] to subscribe for new Shares
and that each New Warrant and/or Additional Warrants
[as specified] entitles its holders to subscribe at
any time during the period commencing from and
including the first date of issuance of the New
Warrants and ending on and including the expiry date,
 being 5.00 p.m. on 15 JAN 2014, for 01 new Share at
the exercise price or such price as may be adjusted
under the Deed Poll and that all such new Shares to
be issued pursuant to the exercise of the New
Warrants and/or Additional Warrants [as specified],
shall, upon issue, rank pari passu in all respects
with the then existing Shares except that they shall
not be entitled to any dividend, rights, allotments
and/or other distributions, the entitlement date of
which precedes the date of allotment of the new
Shares; and authorize the Board of Directors of the
Company to finalize, implement, complete and give
effect to the Proposed New Warrants Issue and to do
all acts and things for and on behalf of the Company
as the Directors may consider necessary or expedient
with full power to:- enter into and execute the Deed
Poll upon the terms as specified or to enter into
such other agreements, deeds and/or arrangements as
the Directors of the Company may deem necessary or
expedient to give effect to the Proposed New Warrants
 Issue; and assent to any conditions, modifications,
variations and/or amendments as may be imposed or
permitted by the SC, Bursa Securities and any other
relevant authorities, parties or otherwise or as may
be deemed necessary by the Directors of the Company
in the best interest of the Company and to finalize,
implement or to give full effect to any such

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EQSTRA HLDGS LTD
  TICKER:                N/A             CUSIP:     S2593L102
  MEETING DATE:          11/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the group annual                           ISSUER          YES          FOR               FOR
financial statements for the YE 30 JUN 2008,
including the Directors' report and the report of the

PROPOSAL #2.1: Elect Mr. A. J. Phillips as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Article 26.2
 of the Articles of Association of the Company

PROPOSAL #2.2: Elect Mr. M.J. Croucamp as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in terms of Article 26.2
of the Articles of Association of the Company

PROPOSAL #2.3: Elect Mr. T.D.A. Ross as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who retires in terms of Article 26.2 of
 the Articles of Association of the Company

PROPOSAL #2.4: Elect Mr. V.J. Mokoena as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires in terms of Article 26.2
of the Articles of Association of the Company

PROPOSAL #2.5: Re-elect Dr. D.C. Cronje as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Article 26.2
 of the Articles of Association of the Company

PROPOSAL #2.6: Re-elect Dr. P.S. Molefe as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Article 26.2
 of the Articles of Association of the Company

PROPOSAL #2.7: Re-elect Ms. S.D. Mthembi-Mahanyele as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retires in terms of
Article 26.2 of the Articles of Association of the
Company

PROPOSAL #2.8: Re-elect Ms. S. Dakile-Hlongwane as a                       ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Article 26.2 of the Articles of Association of the
Company

PROPOSAL #3.1: Re-appoint Deloitte and Touche as the                       ISSUER          YES          FOR               FOR
External Auditors of the Company

PROPOSAL #3.2: Appoint Mr. M. Bierman as the                               ISSUER          YES          FOR               FOR
Designated Auditor to hold the office for the
ensuring year

PROPOSAL #4.: Approve, in terms of Article 26.5 of                         ISSUER          YES          FOR               FOR
the Company's Articles of Association, to revise the
fees payable to the Chairman and to other Non-
Executive Directors for their services to the Board,
Audit and Other Committees of the Board with effect
from 01 JUL 2009 as specified

PROPOSAL #5.: Approve the Directors' remuneration as                       ISSUER          YES          FOR               FOR
specified

PROPOSAL #6.: Authorize any Director or Alternate                          ISSUER          YES          FOR               FOR
Director of the Company to sign all such documents
and do all such things as may be necessary for and
incidental to, as the case may be, the implementation
 of the resolutions herein

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ERAMET SA, PARIS
  TICKER:                N/A             CUSIP:     F3145H130
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve, having considered the reports                      ISSUER          YES          FOR               FOR
 of the Board of Directors and the Auditors, the
Company's financial statements for the YE 31 DEC
2008, as presented

PROPOSAL #O.2: Approve, having heard the reports of                        ISSUER          YES          FOR               FOR
the Board of Directors and the Auditors, the
consolidated financial statements for the said FY, in
 the form presented to the meeting

PROPOSAL #O.3: Approve, after hearing the special                          ISSUER          YES          FOR               FOR
report of the Auditors on agreements governed by
Article L.225-38 et sequence, of the French
Commercial Code, the said report and the agreements
referred to there in

PROPOSAL #O.4: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the income for
the FY be appropriated as follows: earnings for the
FY: EUR 148,158,539.81 prior retained earnings: EUR
471,251,378.41 [including EUR 1,863,215.96
corresponding to the voted but un-paid dividend of
the shares self held by Eramet on the date of the
dividend payment carried out in 2008] legal reserve:
94,521.04 distributable income: EUR 619,315,397.18
global dividend: EUR 137,629,962.75, retained
earnings: EUR 481,685,434.43 the shareholders will
receive a net dividend of EUR 5.25 per share, this
dividend will be paid on 25 MAY, 2009, as required by
 Law, it is reminded that, for the last 3 FY, the
dividends paid, were as follows: EUR 2.10 for FY 2005
 ,EUR 2.90 for FY 2006 ,EUR 6.00 for FY 2007

PROPOSAL #O.5: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mr. Harold Martin as a Director for period of 4 years

PROPOSAL #O.6: Approve to renew the appointment of                         ISSUER          YES        AGAINST           AGAINST
Mr. Jean-Herve Lorenzi as a Director for period of 4

PROPOSAL #O.7: Approve to renew for a 6-year period,                       ISSUER          YES          FOR               FOR
the appointment of the firm of Ernst and Young Audit,
 represented by Mr. Aymeric de Lamorandiere, as a
statutory Auditor and the Company Auditex as a Deputy
 Auditor

PROPOSAL #O.8: Approve to renew for a 6-year period,                       ISSUER          YES          FOR               FOR
the appointment of the firm of Deloitte Et Associes
represented by Mr. Alain Penanguer, as a statutory
Auditor and the Company B.E.A.S. as a Deputy Auditor

PROPOSAL #O.9: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
trade, including during a period of a public
offering, and by all means, in the Company's shares
on the stock market, subject to the conditions
described below: maximum purchase price: EUR 500.00,
maximum number of shares to be acquired: 10% of the
share capital, maximum funds invested in the share
buybacks: EUR 1,310,869,000.00, and to take all
necessary measures and accomplish all necessary

PROPOSAL #E.10: Authorize the Board of Directors,                          ISSUER          YES          FOR               FOR
under the suspensive condition of the adoption of
Resolution 9, to reduce the share capital, on 1 or
more occasions and at its sole discretion, by
canceling all or part of the shares held by the
Company in connection with a stock repurchase plan,
up to a maximum of 10% of the share capital,
[Authority expires at the end of 26 month period];
this delegation of powers supersedes any and all
earlier delegations to the same effect, and take all
necessary measures and accomplish all necessary

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase on 1 or more occasions and at its sole
discretion, in France or abroad, the share capital up
 to a maximum nominal amount of EUR 24,000,000.00, by
 issuance, with the shareholders' preferred
subscription rights maintained, of shares, various
securities and equity warrants, to take all necessary
 measures and accomplish all necessary formalities,
the shareholders' meeting delegates to the board of
directors all powers to charge the share issuance
costs against the related premiums and deduct from
the premiums the amounts necessary to raise the legal
 reserve to one tenth of the new capital after each
increase, this delegation of powers supersedes any
and all earlier delegations to the same effect, this
delegation is given for the period in accordance with
 the legal requirements

PROPOSAL #E.12: Authorize in order to increase the                         ISSUER          YES          FOR               FOR
share capital, in 1 or more occasions, by a maximum
nominal amount of EUR 24,000,000.00, either by way of
 capitalizing reserves, profits, premiums or
othermeans, provided that such capitalization is
allowed by law and under the By-Laws, or also by the
combination with a share capital increase to be paid
in cash carried out by virtue of Resolution 11, and
by issuing bonus shares or raisin g the par value of
existing shares, or by a combination of these
methods, and to take all necessary measures and
accomplish all necessary formalities, this delegation
 of powers supersedes any and all earlier delegations
 to the same effect, this delegation is given for the
 period in accordance with the legal requirements

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase on 1 or more occasions, in France or abroad,
 the share capital up to a maximum nominal a mount of
 EUR 24,000,000.00, with cancellation of the
shareholders' preferred subscription rights, by: the
issuance carried out by the Company, of new shares to
 subscribe, securities [other than shares giving
right to the allocation of equities], and equity
warrants, the issuance carried out by its related
Companies, of bonds with warrants to subscribe shares
 in the Eramet Company, and securities giving access
to the allocation of equities, and to take all
necessary measures and accomplish all necessary
formalities, the shareholders' meeting delegates to
the board of directors all powers to charge the share

PROPOSAL #E.14: Approve to authorize the capital                           ISSUER          YES          FOR               FOR
increase of up to 10% of issued capital for future
acquisitions

PROPOSAL #E.15: Approve to set global limit for                            ISSUER          YES          FOR               FOR
capital increase to result from all issuance requests
 at EUR 24 Million

PROPOSAL #E.16: Approve the Board to issue shares in                       ISSUER          YES        AGAINST           AGAINST
the event of a public tender offer or share exchange
offer

PROPOSAL #E.17: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.18: Approve to authorize up to 85,000                          ISSUER          YES        AGAINST           AGAINST
Shares for use in Restricted Stock Plan

PROPOSAL #E.19: Authorize filing of required                               ISSUER          YES          FOR               FOR
documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EREGLI DEMIR VE CELIK FABRIKALARI TURK ANONIM SIRK
  TICKER:                N/A             CUSIP:     M40710101
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Presidential Board                     ISSUER          NO           N/A               N/A

PROPOSAL #2.: Authorize the Chairmanship to sign the                       ISSUER          NO           N/A               N/A
minutes of the meeting

PROPOSAL #3.: Approve the activities and accounts of                       ISSUER          NO           N/A               N/A
2008, reading and deliberation of the Board of
Directors, Auditor's report and the brief Independent
 Auditing report

PROPOSAL #4.: Approve the balance sheet and income                         ISSUER          NO           N/A               N/A
statements for year 2008 and decision on profit
distribution proposal

PROPOSAL #5.: Approve to absolve the Board Members                         ISSUER          NO           N/A               N/A
and the Auditors

PROPOSAL #6.: Approve to determine monthly gross                           ISSUER          NO           N/A               N/A
salaries of the Board Members and the Auditors

PROPOSAL #7.: Elect the Board Members                                      ISSUER          NO           N/A               N/A

PROPOSAL #8.: Elect the Auditors                                           ISSUER          NO           N/A               N/A

PROPOSAL #9.: Approve the Independent Auditing Company                     ISSUER          NO           N/A               N/A

PROPOSAL #10.: Authorize the Board Members according                       ISSUER          NO           N/A               N/A
to the Articles 334 and 335 of the Turkish Commercial
 Code

PROPOSAL #11.: Approve the presentation of                                 ISSUER          NO           N/A               N/A
information to the general assembly about the
donation and contributions during the year

PROPOSAL #12.: Approve the presentation of                                 ISSUER          NO           N/A               N/A
information to the general assembly about the public
information regulation

PROPOSAL #13.: Wishes and Hopes                                            ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ERSTE GROUP BANK AG, WIEN
  TICKER:                N/A             CUSIP:     A19494102
  MEETING DATE:          12/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Director to take                      ISSUER          NO           N/A               N/A
 up non voting share capital according par 23,4
Banking Law by up to EUR 2,700,000,000 by issuing
participation certificates the terms and conditions
of the issuance shall be fixed by the Board of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ERSTE GROUP BANK AG, WIEN
  TICKER:                N/A             CUSIP:     A19494102
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual reports, reports of                       ISSUER          NO           N/A               N/A
the Managing Board and Supervisory Board for 2008

PROPOSAL #2.: Approve to allocate the net income                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the actions of the Board of                          ISSUER          NO           N/A               N/A
Directors and Supervisory Board for the FY 2008

PROPOSAL #4.: Approve the remuneration of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Elect the Supervisory Board                                  ISSUER          NO           N/A               N/A

PROPOSAL #6.: Elect the Auditor for 2010                                   ISSUER          NO           N/A               N/A

PROPOSAL #7.: Approve the purchase of own shares for                       ISSUER          NO           N/A               N/A
the purpose of security trading

PROPOSAL #8.: Approve the purchase of own shares for                       ISSUER          NO           N/A               N/A
no designated purpose

PROPOSAL #9.: Approve the purchase of own                                  ISSUER          NO           N/A               N/A
participation certificate for the purpose of security
 trading

PROPOSAL #10: Approve the purchase of own                                  ISSUER          NO           N/A               N/A
participation certificate for no designated purpose

PROPOSAL #11.: Authorize the Management Board, with                        ISSUER          NO           N/A               N/A
allowance of the Supervisory Board to purchase
convertible bonds within the next 5 years, due
amendment of the paragraph 8.4 of the Company charter

PROPOSAL #12.: Approve to increase the Company                             ISSUER          NO           N/A               N/A
capital up to EUR 124,700.000 due paragraph 6.2 of
the Company charter

PROPOSAL #13.: Amend the Paragraphs 13.4, 15.3,                            ISSUER          NO           N/A               N/A
16.2.3, 15.4, 16.2.4, 16.3.4, 16.3.7 and 26 of the
Company charter

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ESPRIT HLDGS LTD
  TICKER:                N/A             CUSIP:     G3122U145
  MEETING DATE:          12/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements and the reports of
the Directors and the Auditors of the Group for the
YE 30 JUN 2008

PROPOSAL #2.: Approve a final dividend of 1.15 Hong                        ISSUER          YES          FOR               FOR
Kong dollar per share for the YE 30 JUN 2008

PROPOSAL #3.: Approve a special dividend of 2.10 Hong                      ISSUER          YES          FOR               FOR
 Kong dollar per share for the YE 30 JUN 2008

PROPOSAL #4.I: Re-elect Mr. Thomas Johannes Grote as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #4.II: Re-elect Mr. Raymond Or Ching Fai as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #4.III: Re-elect Dr. Hans-Joachim Korber as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #4.IV: Authorize the Board to fix the                             ISSUER          YES          FOR               FOR
Directors' remuneration

PROPOSAL #5.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors and authorize
the Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors to purchase                          ISSUER          YES          FOR               FOR
shares not exceeding 10% of the issued share capital
of the Company

PROPOSAL #7.: Authorize the Directors, subject to                          ISSUER          YES        AGAINST           AGAINST
restriction on discount and restriction on
refreshment as specified, to issue, allot and deal
with additional shares up to a maximum of 5% of the
issued share capital of the Company, save in the case
 of an allotment for the purpose of an acquisition or
 where the consideration for such allotment is
otherwise than wholly in cash, up to a maximum of 10%
 of the issued share capital of the Company as at the
 date of passing of this resolution

PROPOSAL #8.: Authorize the Directors to issue shares                      ISSUER          YES        AGAINST           AGAINST
 in Resolution No. 7 by the number of shares
repurchased under Resolution No. 6

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ESSAR OIL LTD
  TICKER:                N/A             CUSIP:     Y2297G113
  MEETING DATE:          9/27/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the balance                       ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, the statement of profit and
loss for the FYE on that date and the reports of the
Board of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Shri Prashant S. Ruia as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Shri Anshuman S. Ruia as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri K. N.                                        ISSUER          YES          FOR               FOR
Venkatasubramanian as a Director, who retires by

PROPOSAL #5.: Appoint M/s. Deloitte Haskins & Sells,                       ISSUER          YES          FOR               FOR
Chartered Accountants, Mumbai, as the Auditors to
hold office from the conclusion of this AGM until the
 conclusion of the next AGM and authorize the Board
of Directors to fix their remuneration

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company [hereinafter referred to as the Board which
term shall include any Committee constituted/ to be
constituted by the Board or any person[s] authorized
by the Board to exercise the powers conferred on the
Board of this resolution], pursuant to the provision
of Section 293(1)(a) and all other applicable
provisions, if any, of the Companies Act, 1956 and in
 partial modification of the earlier resolutions
passed on 04 OCT 1994, 02 JUL 1998, 17 SEP 2003, 29
SEP 2007, and 28 FEB 2008, to create mortgages and/or
 charges, hypothecation, pledge and/or any other
encumbrances on such terms and conditions and at such
 time[s] and in such form and manner as the Board may
 determine on all or any of the movable and/or
immovable properties of the Company, wheresoever
situated, both present and future or the whole or
substantially the whole of any one or more of the
Company's undertaking[s] in favor of all or any of
the financial institutions, banks, lenders,
financiers, trustees, investing agencies, bodies
corporate, corporations, foreign institutional
investors, any other person[s]/entities, or any
combination of the above to secure rupee loans,
foreign currency loans, debentures, bonds,
securities, convertible loans fully/partly paid
convertible/ non- convertible bonds, financial
assistances/ any borrowings or any other
securities/instruments, [by private placement basis
or otherwise] of an equivalent aggregate amount not
exceeding INR 20,000 crores in Indian rupees and/or
in equivalent foreign currency together with interest
 thereon at the respective agreed rates, compound
interest, additional interest, liquidated damages,
commitment charges, premia on pre-payment or on
redemption, Debenture/ Security trustees
remuneration, costs, charges, expenses and all other
monies payable by subsidiaries of the Company, both
present and future, to the aforesaid parties or any
of them under the agreements entered into/to be
entered into by the subsidiaries in respect of the
said loans, debentures, bonds financial assistances,
borrowings and/or other instruments; approve that the
 mortgages and/or charges, hypothecation, pledge
and/or any other encumbrances to be created by the
Company as aforesaid may rank pari passu with the
mortgages and/or charges, hypothecation, pledge
and/or any other encumbrances already created and/or
to be created in future by the Company or in such
other manner and ranking as may be thought expedient
by the Board of Directors and as may be agreed to
between the concerned parties; and authorize the
Board to finalize with any or all of the aforesaid
parties, the documents, agreements, undertakings,
bonds and writings for creating the mortgages/
charges/ hypothecation/ pledge and/or any other
encumbrances and accepting or making any alterations,
 changes, variations to or in the terms and
conditions, and to do all such acts, deeds, matters

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ESSAR OIL LTD
  TICKER:                N/A             CUSIP:     Y2297G113
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the balance                       ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2009, the statement of profit &
loss for the FYE on that date and the reports of the
Board of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Shri. S. N. Ruia as a                             ISSUER          YES          FOR               FOR
Director, who retires from office by rotation

PROPOSAL #3.: Re-appoint Shri. D. J. Thakkar as a                          ISSUER          YES          FOR               FOR
Director, who retires from office by rotation

PROPOSAL #4.: Appoint M/s. Deloitte Haskins & Sells,                       ISSUER          YES          FOR               FOR
Chartered Accountants, Mumbai, as the Auditors to
hold office from the conclusion of this AGM until the
 conclusion of the next AGM and authorize the Board
of Directors to fix their remuneration

PROPOSAL #5.: Appoint Shri. P. Sampath as a Director                       ISSUER          YES          FOR               FOR
of the Company, pursuant to Section 260 of the
Companies Act, 1956 and in respect of whom the
Company has received a notice under Section 257 of
the Companies Act, 1956, in writing, proposing his
candidature for the office of Director

PROPOSAL #S.6: Appoint Shri. P. Sampath as a Director                      ISSUER          YES          FOR               FOR
 of Finance of the Company for a period of 5 years
with effect from 01 APR 2009 or up to the date of
superannuation as per Company's policy and for
payment of remuneration during his tenure in office
as Director of Finance upon the terms as specified,
which is specifically approved with authority to the
Board of Directors [which term shall include the
Remuneration Committee constituted by the Board of
Directors] to alter and vary the terms and conditions
 including period in office as may be agreed to
between the Board of Directors and Shri P. Sampath,
in the best interest of the Company; authorize the
Board of Directors to take such steps as may be
necessary or expedient to give effect to this
resolution, pursuant to the provisions of Sections
198, 269, 309 and other applicable provisions, if
any, of the Companies Act, 1956 read with Schedule
XIII thereto, and subject to such approval[s] from
the Central Government or any other authority, as may
 be required, and subject to any conditions and/or
modifications as may be imposed and/or suggested by
such authorities, while granting such approvals

PROPOSAL #S.7: Authorize the Board, in supersession                        ISSUER          YES        AGAINST           AGAINST
to the resolution passed at the EGM of Members held
on 28 FEB 2008 and in accordance with the provisions
of Sections 81, 81[1A] and other applicable
provisions, if any, of the Companies Act, 1956,
[including any statutory modifications or
reenactments thereof, for the time being in force],
enabling provisions of the Memorandum and Articles of
 Association of the Company, the listing agreements
entered into by the Company with the Stock Exchanges
where shares of the Company are listed and in
accordance with the regulations/guidelines issued by
the Government of India [GOI], the Reserve Bank of
India [RBI], the Securities and Exchange Board of
India [SEBI] and/or any other competent authorities
and clarifications thereof, issued from time to time,
 the applicable provisions of Foreign Exchange
Management Act, 1999 [FEMA], Foreign Exchange
Management [Transfer or Issue of Security by a Person
 Resident Outside India] Regulations, 2000, issue of
foreign currency convertible bonds and ordinary
shares [through Depositary Receipt Mechanism] Scheme,
 1993 [FCCB Scheme], and subject to such approvals,
permissions, consents and sanctions as may be
necessary from the GOI, RBI, SEBI and/or any other
relevant competent authorities in this regard and
further subject to such terms and conditions or
modifications as may be prescribed or imposed by any
of them while granting such approvals, permissions,
consents and sanctions, which may be agreed to by the
 Board of Directors of the Company [hereinafter
referred to as the Board which term shall include any
 Committee constituted/to be constituted by the Board
 and/or any person[s] for exercising the powers
conferred on the Board by this resolution], to
create, offer, issue and allot [including with
provisions for reservation on firm and/or competitive
 basis, for such part of issue and for such
categories of persons including employees of the
Company as may be permitted], equity shares of INR 10
 each [hereinafter referred to as equity shares]
and/or equity shares through Global Depository Shares
 [GDSs]/Receipts [GDRs] and/or American Depository
Receipts [ADRs] and/or Foreign Currency Convertible
Bonds [FCCBs] and/or convertible bonds, convertible
debentures, fully or partly and/or any other
securities, convertible into or exchangeable with
equity shares, and/or other securities convertible
into equity shares at the option of the Company
and/or the holder[s] of such securities and/or
securities linked to equity shares and/or securities
with or without detachable/non-detachable warrants
and/or warrants with a right exercisable by the
warrant holders to subscribe to equity shares and/or
any instruments which would be converted
into/exchanged with equity shares/GDRs at a later
date, whether Rupee denominated or denominated in any
 foreign currency, naked or otherwise, either in
registered or bearer forms [hereinafter referred to
as securities which terms shall include equity

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ETABLISSEMENTS DELHAIZE FRERES ET CIE LE LION - GR
  TICKER:                N/A             CUSIP:     B33432129
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to confirm the mandate of Mr.                        ISSUER          NO           N/A               N/A
Jack L. Stahl as a Director, who was appointed as a
Director by the Board of Directors on 01 AUG 2008 to
fill the un-expired term of the mandate of Dr.
William L. Roper who resigned as a Director as of 31
JUL 2008, until the end of the OGM that will be
requested to approve the annual accounts relating to

PROPOSAL #2.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
acquire up to 10% of the outstanding shares of the
Company at a minimum unit price of one EUR 1 and at a
 maximum unit price not higher than 20% above the
highest closing stock market price of the Company's
shares on Euronext Brussels during the 20 trading
days preceding such acquisition, [Authority is
granted for a period of 2 years as from the date of
the EGM o29 APR 2009], and extends to the acquisition
 of shares of the Company by its direct subsidiaries,
 as such subsidiaries are defined by legal provisions
 on the acquisition of shares of the parent Company
by its subsidiaries

PROPOSAL #3.: Approve to delete Article 6 of the                           ISSUER          NO           N/A               N/A
Articles of Association of the Company, which
contains share capital history, and to revise
accordingly the numbering of the other provisions of
the Articles of Association and the cross-references

PROPOSAL #4.: Authorize the Board of Directors, with                       ISSUER          NO           N/A               N/A
the power to subdelegate, to implement the decisions
taken by the EGM, to co-ordinate the text of the
Articles of Association as a result of the above
mentioned amendments, and to carry out all necessary
or useful formalities to that effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ETABLISSEMENTS DELHAIZE FRERES ET CIE LE LION - GR
  TICKER:                N/A             CUSIP:     B33432129
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the Directors report                                ISSUER          NO           N/A               N/A

PROPOSAL #O.2: Receive the Auditors report                                 ISSUER          NO           N/A               N/A

PROPOSAL #O.3: Receive consolidated financial                              ISSUER          NO           N/A               N/A
statements and statutory reports

PROPOSAL #O.4: Approve the annual accounts,                                ISSUER          NO           N/A               N/A
allocation of income and dividends of EUR 1.48 per

PROPOSAL #O.5: Grant discharge of the Directors                            ISSUER          NO           N/A               N/A

PROPOSAL #O.6: Grant discharge of the Auditors                             ISSUER          NO           N/A               N/A

PROPOSAL #O.7.1: Re-elect Mr. Claire Babrowski as a                        ISSUER          NO           N/A               N/A
Director

PROPOSAL #O.7.2: Re-elect Mr. Pierre Olivier Beckers                       ISSUER          NO           N/A               N/A
as a Director

PROPOSAL #O.7.3: Re-elect Mr. Georges Jacobs De Hagen                      ISSUER          NO           N/A               N/A
 as a Director

PROPOSAL #O.7.4: Re-elect Mr. Didier Smits as a                            ISSUER          NO           N/A               N/A
Director

PROPOSAL #O.8.1: Approve to indicate Mr. Claire                            ISSUER          NO           N/A               N/A
Babrowski as a Independent Board Member

PROPOSAL #O.8.2: Approve to indicate Mr. Georges                           ISSUER          NO           N/A               N/A
Jacobs De Hagen as a Independent Board Member

PROPOSAL #O.8.3: Approve to indicate Mr. Jack Stahl                        ISSUER          NO           N/A               N/A
as a Independent Board Member

PROPOSAL #O.9: Approve to change of control                                ISSUER          NO           N/A               N/A
provisions regarding: reimbursement of bonds,
convertible bonds, and commercial papers

PROPOSAL #E.10: Grant authority for the repurchase of                      ISSUER          NO           N/A               N/A
 up to 10% of issued share capital and amend Article
10 accordingly

PROPOSAL #E.11: Approve to suppress Article 6                              ISSUER          NO           N/A               N/A
regarding: history of change in capital

PROPOSAL #E.12: Grant authority to implement the                           ISSUER          NO           N/A               N/A
approved resolutions and filing of required
documents/formalities at trade registry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ETERNAL CHEMICAL CO LTD
  TICKER:                N/A             CUSIP:     Y23471108
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve to issue new shares from                            ISSUER          YES          FOR               FOR
retained earnings; proposed stock dividend: 10 for
1,000 shares held

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
asset acquisition or disposal and disposal trading
derivatives

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.8: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EULER HERMES, PARIS
  TICKER:                N/A             CUSIP:     F2013Q107
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the management report of the                        ISSUER          YES          FOR               FOR
Executive Committee, the remarks of the Supervisory
Board and the Auditors' report of the Company's
financial statements for the FY 31 DEC 2008, as
presented, showing income of EUR 193, 457,034.00

PROPOSAL #O.2: Approve the management report of the                        ISSUER          YES          FOR               FOR
Executive Committee, the remarks of the Supervisory
Board and the Auditors' report, the consolidated
financial statements for the said FY, in the form
presented to the meeting, showing income of EUR
83,592,266.00

PROPOSAL #O.3: Approve, that there was no expense and                      ISSUER          YES          FOR               FOR
 charge that was not tax deductible

PROPOSAL #O.4: Grant discharge to each one of the                          ISSUER          YES          FOR               FOR
Executive Committee's members, to each one of the
Supervisory Board's Members and to each one of the
Auditors, for the performance of their duties during
the said FY

PROPOSAL #O.5: Approve the report of the Executive                         ISSUER          YES          FOR               FOR
Committee and the remarks of the Supervisory Board,
notes that the distributable result amounts to:
retained earnings: EUR 45,622,003.05 income for the
FY: EUR 193,457,034.19 i.e. EUR 239,079,037.24
resolves that the income for the FY be appropriated
as follows: legal reserve: EUR 950.94 dividends: EUR
67,623,345.00 retained earnings: EUR 171,454,741.30
i.e. EUR 239,079,037.24; the shareholders will
receive a net dividend of EUR 1.50 per share, and
will entitle to the 40% deduction provided by the
French General Tax Code; this dividend will be paid
on 25 MAY 2009, in the event that the Company holds
some of its own shares on the day the dividend is
paid, the amount of the unpaid dividend on such
shares shall be allocated to the retained earnings

PROPOSAL #O.6: Approve to resolves to adjust the                           ISSUER          YES          FOR               FOR
self-held shares reserve by an allocation of EUR
9,125,916.00, in consequence, it notes that the self-
held shares amounting to EUR 75,571,618.00 on 31 DEC
2008 will be adjusted to EUR 84,697,534.00

PROPOSAL #o.7: Approve the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements Governed by Article L. 225-86
of the French Commercial Code, said report and the
agreements referred to therein

PROPOSAL #o.8: Appoint Mr. Yves Mansion as a Member                        ISSUER          YES          FOR               FOR
of the Supervisory Board for a 3-year period

PROPOSAL #o.9: Approve to renew the term of office of                      ISSUER          YES          FOR               FOR
 Mr. John Coomber as Member of the Supervisory Board

PROPOSAL #o.10: Appoint Mr. Philippe Carli as a                            ISSUER          YES          FOR               FOR
Member of the Supervisory Board for a 3-year period

PROPOSAL #o.11: Approve the Company's shares on the                        ISSUER          YES        AGAINST           AGAINST
open market, subject to the conditions described
below: maximum purchase price: EUR 61.00, maximum
number of shares to be acquired: 10% of the share
capital, with a par value of EUR 0.32 per share,
maximum funds invested in the share buybacks: EUR
149,800,000.00; [Authority expires for an 18-month
period] the shareholders' meeting delegates all
powers to the Executive Committee to take all
necessary measures and accomplish all necessary

PROPOSAL #e.12: Authorize the Executive Committee to                       ISSUER          YES          FOR               FOR
reduce the share capital, on one or more occasions by
 cancelling all or part of the shares held by the
Company in connection with Stock Repurchase Plans
previously or subsequently adopted, up to a maximum
of 10% of the share capital, the shareholders'
meeting delegates all powers to the Executive
Committee to take all necessary measures and
accomplish all necessary formalities, [Authority
expires for a 24 month period] it supersedes the
authorization granted by the combined shareholders'
meeting of 15 MAY 2008 in its Resolution 14

PROPOSAL #e.13: Authorize the Executive Committee all                      ISSUER          YES        AGAINST           AGAINST
 powers to grant, in one or more transactions, to
employees and Corporate Officers of the Company and
related Groups and Companies, options giving the
right either to subscribe for new shares in the
Company to be issued through a share capital
increase, or to purchase existing shares purchased by
 the Company, it being provided that the options
shall not give rights to a total number of shares,
which shall exceed 3% of the share capital,
[Authority expires for a 38-month period]; the
shareholders' meeting decides to cancel the share
holders' preferential subscription rights in favour
of the beneficiaries mentioned above, the
shareholders' meeting delegates all powers to the
Executive Committee to take all necessary measures

PROPOSAL #O.14: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON
  TICKER:                N/A             CUSIP:     G3215M109
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report and accounts for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of 19 US cents                      ISSUER          YES          FOR               FOR
 ordinary Shares

PROPOSAL #3.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #4.: Re-elect Sir. David Cooksey as a Non-                        ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #5.: Re-elect Mr. Gerhard Ammann as a Non-                        ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #6.: Re-elect Sir. Paul Judge as a Non-                           ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #7.: Re-elect Mr. Kenneth Olisa as a Non-                         ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #9.: Authorize the Audit Committee of the                         ISSUER          YES          FOR               FOR
Board of Directors to set the remuneration of the
Auditors

PROPOSAL #S.10: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of Section 166 of the Companies Act 1985[the
Act], to make market purchases [as specified in
Section 163(3) of the Act] of up to 128,775,000
ordinary shares of USD 0.20 each in the capital of
the Company[each an ordinary shares] on such terms
and in such manner as the Directors may from time to
time determine and where such ordinary shares are
held as treasury shares, the Company may use them for
 the purposes set out in Section 162D of the Act,
including for the purpose of its Employee Shares
Scheme, at a minimum price of USD 0.20[exclusive
expenses] and up to 105% of the average middle market
 quotations for such shares derived from the London
Stock Exchange Daily Official List, over the previous
 5 business days; [Authority expires the earlier of
the conclusion of the next AGM of the Company or 09
SEP 2010]; the Company, before the expiry, may make a
 contract to purchase ordinary shares which will or
may be executed wholly or partly after such expiry

PROPOSAL #S.11: Approve, that a general meeting other                      ISSUER          YES          FOR               FOR
 than an AGM be called on not less than 14 clear
Days' notice

PROPOSAL #S.12: Amend the Articles of Association                          ISSUER          YES          FOR               FOR
with effect from 01 OCT 2009 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EURAZEO, PARIS
  TICKER:                N/A             CUSIP:     F3296A108
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve, the reports of the Board of                        ISSUER          YES          FOR               FOR
Directors, comments of the Supervisory Board and
reports of the Statutory Auditors, the unconsolidated
 accounts for the FYE 31 DEC 2008

PROPOSAL #O.2: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
and dividend

PROPOSAL #O.3: Approve the option for the dividend                         ISSUER          YES          FOR               FOR
payment in shares

PROPOSAL #O.4: Approve, the reports of the Board of                        ISSUER          YES          FOR               FOR
Directors, comments of the Supervisory Board and
reports of the Statutory Auditors, the consolidated
accounts for the FYE on 31 DEC 2008

PROPOSAL #O.5: Approve the special report of the                           ISSUER          YES        AGAINST           AGAINST
Statutory Auditors on the Agreements referred to in
Article L.225-86 of the Commercial Code and those
agreements

PROPOSAL #O.6: Approve, the Agreements referred to in                      ISSUER          YES        AGAINST           AGAINST
 Article L.225-86 and L.225-90-1 of the Commercial
Code and the special report of the Statutory
Auditors, concerning the appointment of Mr. Luis
Marini-Portugal as Board Member

PROPOSAL #O.7: Grant authority to repurchase program                       ISSUER          YES        AGAINST           AGAINST
by the Company of its own shares

PROPOSAL #E.8: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of shares
purchased pursuant to share repurchase programs

PROPOSAL #E.9: Authorize the Board of Directors in                         ISSUER          YES          FOR               FOR
order to increase share capital by incorporation or
reserves, profits or premium or share premium

PROPOSAL #E.10: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to issue share and/or securities giving access,
 immediately or ultimately to the capital, with
maintenance of preferential subscription rights

PROPOSAL #E.11: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to issue share and/or securities giving access,
 immediately or ultimately to the capital, with
cancellation of preferential subscription rights and
public offer or though a public offering involving an
 exchange

PROPOSAL #E.12: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to issue share and/or securities giving access,
 immediately or ultimately to the capital, with
cancellation of preferential subscription rights
within the framework of an offer referred to in
Article L. 411-2 II of the Monetary and Financial Code

PROPOSAL #E.13: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
the case of the issue of shares or securities giving
access immediately or ultimately  to the capital
without preferential subscription rights, to fix the
issue price the limit of 10% of the share capital

PROPOSAL #E.14: Approve to increase of the number of                       ISSUER          YES        AGAINST           AGAINST
shares, securities or securities to be issued, in
case of a increase with preferential subscription
right to the shareholders

PROPOSAL #E.15: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to carry out the issue of shares and/or
securities giving access, immediately or ultimately,
to the capital in order to remunerate contribution in
 kind granted to the Company

PROPOSAL #E.16: Approve the overall limitations of                         ISSUER          YES        AGAINST           AGAINST
the issue amount made under the 10th to 15th

PROPOSAL #E.17: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to carry a capital increase by issuing and/or
securities giving access, immediately or ultimately,
to the capital reserved for the Members of a Company
savings plan

PROPOSAL #E.18: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
the case of public[s] offer[s] for the Company's
securities, in order to issue shares subscription
warrants of the Company to freely allocate to the
shareholders

PROPOSAL #E.19: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to freely allocate shares in favour of the
Employees or Corporate Mangers of the Company or
related Companies

PROPOSAL #E.20: Powers for the accomplishment of                           ISSUER          YES          FOR               FOR
formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EUROPEAN AERONAUTIC DEFENCE AND SPACE NV, SCHIPHOL
  TICKER:                N/A             CUSIP:     F17114103
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board report including                           ISSUER          NO           N/A               N/A
chapter on Corporate Governance, policy on dividends,
 and remuneration policy

PROPOSAL #2.: Approve the financial statements and                         ISSUER          NO           N/A               N/A
statutory reports

PROPOSAL #3.: Approve the allocation of income and                         ISSUER          NO           N/A               N/A
dividends of EUR 0.20 per share

PROPOSAL #4.: Grant discharge to the Directors                             ISSUER          NO           N/A               N/A

PROPOSAL #5.: Ratify Ernst and Young as the Auditors                       ISSUER          NO           N/A               N/A

PROPOSAL #6.: Amend the Article 29 regarding FY and                        ISSUER          NO           N/A               N/A
annual accounts

PROPOSAL #7.: Authorize the Board to issue shares up                       ISSUER          NO           N/A               N/A
to 1% of issued capital and restricting/ excluding
pre-emptive rights

PROPOSAL #8.: Approve the cancellation of shares                           ISSUER          NO           N/A               N/A
repurchased by the Company

PROPOSAL #9.: Grant authority for the repurchase of                        ISSUER          NO           N/A               N/A
up to 10% of issued share capital

PROPOSAL #10.: Elect Mr. Wilfried Porth as a Director                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EUTELSAT COMMUNICATIONS, PARIS
  TICKER:                N/A             CUSIP:     F3692M128
  MEETING DATE:          11/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors; approve the Company's
financial statements for the YE in 30 JUN 2008, as
presented, loss for the FY: EUR 4,609,947.55 the
shareholders' meeting records that there have been no
 expenses and charges that were not tax deductible

PROPOSAL #O.2: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors; approve the consolidated
financial statements for the said FY, in the form
presented to the meeting, net consolidated income for
 the FY: EUR 183,444,193.73

PROPOSAL #O.3: Approve to record the loss for the                          ISSUER          YES          FOR               FOR
year of EUR 4,609,947.55 as a deficit in the share
premium account following this appropriation, the
share premium account will show a new balance of EUR
624,670,399.68

PROPOSAL #O.4: Receive the Board of Directors'                             ISSUER          YES          FOR               FOR
report, approve to proceed with an extraordinary
distribution of EUR 0.60 per share, withheld from the
 share premium account, this dividend will be paid on
 18 NOV 2008, in accordance with the regulations in
force, the shareholders' meeting recalls that no
dividend was paid for the FYE in 30 JUN 2005

PROPOSAL #O.5: Receive the special report of the                           ISSUER          YES        AGAINST           AGAINST
Auditors on agreements governed by Article L.225.38
of the French Commercial Code; approve the said
report and the agreements referred to therein

PROPOSAL #O.6: Receive the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225.42.1
 of the French Commercial Code; approve the said
report and the agreements referred to therein
concerning Mr. Giuliano Berretta, Chairman

PROPOSAL #O.7: Receive the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225.42.1
 of the French Commercial Code; approve the said
report and the agreements referred to therein
concerning Mr. Giuliano Berretta, Chairman

PROPOSAL #O.8: Receive the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225.42.1
 of the French Commercial Code; approve the said
report and the agreements referred to therein
concerning Mr. Jean-Paul Brillaud, Chief Executive

PROPOSAL #O.9: Grant permanent discharge to the Board                      ISSUER          YES          FOR               FOR
 of Directors for the performance of their duties
during the said FY

PROPOSAL #O.10: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
buy back the Company's shares on the open market,
subject to the conditions specified below: maximum
purchase price: EUR 30.00, maximum number of shares
to be acquired: 10% of the share capital, maximum
funds invested in the share buybacks: EUR
400,000,000.00 [Authority is granted until the
shareholders' meeting is called to approve the
financial statements of the FYE in 30 JUN 2009], this
 authorization supersedes the fraction unused of the
authorization granted by the shareholders' meeting of
 09 NOV 2007 in its resolution number 15, to take all
 necessary measures and accomplish all necessary

PROPOSAL #E.11: Grant authority to the Board of                            ISSUER          YES          FOR               FOR
Directors to reduce the share capital, on one or more
 occasions and at its sole discretion, by canceling
all or part of the shares held by the Company in
connection with a stock repurchase plan, up to a
maximum of 10% of the share capital over a 24 month
period; [Authority expires at 18 month period], to
take all necessary measures and accomplish all
necessary formalities, this authorization supersedes
the fraction unused of the authorization granted by
the shareholders' meeting of 09 NOV 2007 in its
resolution number 28

PROPOSAL #E.12: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EVA AIRWAYS CORPORATION
  TICKER:                N/A             CUSIP:     Y2361Y107
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of corporate bonds                     ISSUER          NO           N/A               N/A

PROPOSAL #A.4: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of the year 2008

PROPOSAL #B.3: Approve the proposal of capital                             ISSUER          YES          FOR               FOR
reduction for offsetting deficit

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
trading derivatives

PROPOSAL #B.6: Elect the Directors and the Supervisors                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #B.7: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.8: Approve to revise the Rules of                              ISSUER          YES          FOR               FOR
shareholder meeting

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EVERGREEN MARINE CORP TAIWAN LTD
  TICKER:                N/A             CUSIP:     Y23632105
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of the corporate bonds                           ISSUER          NO           N/A               N/A

PROPOSAL #A.4: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Receive the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans, endorsement and guarantee

PROPOSAL #B51.1: Elect Chang, Yung-Fa Shareholder                          ISSUER          YES          FOR               FOR
No.:1 as a Director

PROPOSAL #B51.2: Elect Evergreen Airline Services                          ISSUER          YES          FOR               FOR
Corp/ Shareholder No.:255146 Wang, Long-Shung as a
Director

PROPOSAL #B51.3: Elect Evergreen Airline Services                          ISSUER          YES          FOR               FOR
Corp/ Shareholder No.:255146 Lin, Sun-San as a

PROPOSAL #B51.4: Elect Evergreen Airline Services                          ISSUER          YES          FOR               FOR
Corp/ Shareholder No.:255146 Lin, Long-Hwa as a
Director

PROPOSAL #B51.5: Elect Evergreen International                             ISSUER          YES          FOR               FOR
S.A./Shareholder No.:840 Yeh, Shun-Li as a Director

PROPOSAL #B51.6: Elect Evergreen International                             ISSUER          YES          FOR               FOR
S.A./Shareholder No.:840 Chang, Kuo-Hua as a Director

PROPOSAL #B51.7: Elect Evergreen International                             ISSUER          YES          FOR               FOR
S.A./Shareholder No.:840 Yen, Ho-Yao as a Director

PROPOSAL #B52.1: Elect Ultra International                                 ISSUER          YES          FOR               FOR
Investments Ltd Shareholder No.:280000 Ko, Lee-Ching
as a Supervisor

PROPOSAL #B52.2: Elect Ultra International                                 ISSUER          YES          FOR               FOR
Investments Ltd Shareholder No.:280000 Ku Lai, Mei-
Hsueh as a Supervisor

PROPOSAL #B.6: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.7: Approve the revision to the rules of                        ISSUER          YES          FOR               FOR
shareholder meeting

PROPOSAL #B.8: Other issues                                                ISSUER          YES        AGAINST           AGAINST

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EVN AG, MARIA ENZERSDORF AM GEBIRGE
  TICKER:                N/A             CUSIP:     A19833101
  MEETING DATE:          1/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report and the                            ISSUER          NO           N/A               N/A
Management and Supervisory reports for the FY

PROPOSAL #2.: Approve the allocation of the net                            ISSUER          NO           N/A               N/A
income for the FY 2007/2008

PROPOSAL #3.: Approve the actions of the Board of                          ISSUER          NO           N/A               N/A
Directors and the Supervisory Board for the FY
2007/2008

PROPOSAL #4.: Elect the Auditors for the business                          ISSUER          NO           N/A               N/A
year 2008/2009

PROPOSAL #5.: Approve the allowance to repurchase own                      ISSUER          NO           N/A               N/A
 shares not exceeding 10% of the share capital within
 next 30 months

PROPOSAL #6.: Elect the Supervisory Board                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EXOR S.P.A., TORINO
  TICKER:                N/A             CUSIP:     T3833E113
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet of EXOR                            ISSUER          NO           N/A               N/A
S.P.A. at 31 DEC 2008 and related resolutions

PROPOSAL #2.: Approve the balance sheet of the                             ISSUER          NO           N/A               N/A
incorporated IFIL investments S.P.A. at 31 DEC 2008
and related resolutions

PROPOSAL #3.: Appoint the Board of Directors, upon                         ISSUER          NO           N/A               N/A
determination of the number of Members and approve to
 determine the related emoluments and related
resolutions

PROPOSAL #4.: Appoint the Board of Auditors and its                        ISSUER          NO           N/A               N/A
Chairman and approve to determine the related

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EXPERIAN GROUP LTD, ST HELLIER
  TICKER:                N/A             CUSIP:     G32655105
  MEETING DATE:          7/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the financial statements of the Company for the YE
31 MAR 2008, together with the report of the Auditors

PROPOSAL #2.: Approve the report of the Directors'                         ISSUER          YES          FOR               FOR
remuneration contained in the financial statements
and reports of the Company for the YE 31 MAR 2008

PROPOSAL #3.: Re-elect Mr. Fabiola Arredondo as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Re-elect Mr. Paul Brooks as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #5.: Re-elect Mr. Roger Davis as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office until
the conclusion of the next general meeting at which
financial statements and reports are laid

PROPOSAL #7.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #8.: Approve to renew authority conferred on                      ISSUER          YES          FOR               FOR
 the Directors by Article 10.2 of the Company's
Articles of Association and for this purpose the
authorized allotment amount shall be USD 34,000,000
and the allotment period shall be the period
commencing on 16 JUL 2008; [Authority expires at the
earlier of the conclusion of the AGM in 2009 or 15
OCT 2009]; and the Company and the Directors may
allot relevant securities [as defined in the Articles
 of Association of the Company] after the expiry of
this authority in pursuance of such an offer or
agreement made prior to such expiry

PROPOSAL #S.9: Approve to renew the authority                              ISSUER          YES          FOR               FOR
conferred on the Directors by Article 10.3 of the
Company's Articles of Association shall be renewed
and for this purpose the Non-pre-emptive amount shall
 be USD 5,100,000 and the allotment period shall be
the period commencing on 16 JUL 2008; [Authority
expires at the earlier of the conclusion of the AGM
in 2009 or 15 OCT 2009]; and the Company and the
Directors may allot relevant securities [as defined
in the Articles of Association of the Company] after
the expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Comapnys, pursuant to                        ISSUER          YES          FOR               FOR
Article 57 of the Companies [Jersey] Law 1991, to
make market purchases of ordinary shares in the
capital of the Company on the London Stock Exchange
on behalf of the Company of up to 102,000,000
ordinary shares of US 10 cents each, at a minimum
price [not including expenses] which may be paid for
each ordinary share is US 10 cents and not more than
105% above the average market value of the Company's
ordinary shares derived from the London Stock
Exchange Daily Official List, over the previous 5
business days immediately preceding the day on which
the relevant share is purchased and the price
stipulated by Article 5(1) of the Buy-back and
Stabilization Regulation [EC Number: 2273/2003];
[Authority expires at the earlier of the conclusion
of the AGM of the Company in 2009 or 15 OCT 2009];
the Company, before the expiry, may make a contract
to purchase ordinary shares which will or may be
executed wholly or partly after such expiry and
authorize the Directors pursuant to Article 58 A of
the Companies [Jersey] Law 1991, to hold as treasury
shares any ordinary shares purchased pursuant to the

PROPOSAL #S.11: Approve, subject to the necessary                          ISSUER          YES          FOR               FOR
amendments to the Companies [Jersey] Law 1991 coming
into force, the name of the Company be changed to
Experian plc

PROPOSAL #S.12: Approve the Articles of Association                        ISSUER          YES          FOR               FOR
as specified and initialed by the Chairman for the
purposes of identification to take effect from the
conclusion of the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EXXARO RESOURCES LTD
  TICKER:                N/A             CUSIP:     S26949107
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements of the Group for the period ended 31 DEC
2008, including the Directors' report and the report
of the Auditors thereon

PROPOSAL #2.: Ratify the re-appointment of Deloitte &                      ISSUER          YES          FOR               FOR
 Touche as the Auditors of the Company and Mr. B.W.
Smith as the Designated Partner for the ensuing year

PROPOSAL #3.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors' remuneration for the period ended 31

PROPOSAL #4.1: Re-elect Mr. S.E.A. Mngomezulu as a                         ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 15.2 of the
 Articles of Association

PROPOSAL #4.2: Re-elect Mr. J. Van Rooyen as a                             ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 15.2 of the
 Articles of Association

PROPOSAL #5.1: Re-elect Mr. V.Z. Mntambo as a                              ISSUER          YES        AGAINST           AGAINST
Director, who retires by rotation in terms of Clause
16.1 of the Articles of Association of the Company

PROPOSAL #5.2: Re-elect Mr. N.L. Sowazi as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of Clause
16.1 of the Articles of Association of the Company

PROPOSAL #5.3: Re-elect Mr. D. Zihiangu as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of Clause
16.1 of the Articles of Association of the Company

PROPOSAL #6.: Approve the remuneration of the Non-                         ISSUER          YES          FOR               FOR
Executive for the period 01 JAN 2009 to 31 DEC 2009
as specified

PROPOSAL #7.: Authorize the Directors, subject to the                      ISSUER          YES        AGAINST           AGAINST
 provisions of Article 3.2 of the Articles of
Association of the Company, the provisions of the
Companies Act, 61 of 1973, as amended, [the Act], and
 the Listings Requirements of JSE Limited [JSE], to
allot and issue at their discretion until the next
AGM of the Company authorized but unissued shares for
 such purposes as they may determine, after setting
aside so many shams as may, subject again to Article
3.2 of the Articles of Association of the Company, be
 required to be allotted and issued by the Company
pursuant to the Company approved Employee Share
Incentive Schemes [the schemes]

PROPOSAL #8.: Authorize the Directors, subject to                          ISSUER          YES          FOR               FOR
Article 3.2 of the Articles of Association of the
Company, the Act, and the Listings Requirements of
the JSE, to allot and issue ordinary shares and/or
any options/convertible securities that are
convertible into ordinary shares for cash on the
following basis, after setting aside so many shares
as may, subject again to Article 3.2 of the Articles
of Association of the Company, be required to be
allotted and issued by the Company pursuant to the
schemes, to any public shareholder as defined by the
Listings Requirements of the JSE, as and when
suitable opportunities arise, subject to the
following conditions: a press announcement giving
full details, including the impact on net asset value
 and earnings per share, be published at the time of
any issue representing, on a cumulative basis within
1 year, 5% or more of the number of shares in issue
prior to the issue/s; the shares be issued to public
shareholders as defined by the JSE and not to related
 parties; any issue in the aggregate in any 1 year
shall not exceed 15% of the number of shares of the
Company's issued ordinary share capital [including
the number to be issued in the future as a result of
the exercise of options or conversion of convertible
securities issued in the same FY]; and in determining
 the price at which an issue of shares be made in
terms of this authority, the maximum discount
permitted will be 10% of the weighted average traded
price of the shares over the 30 days prior to the
date that the price of the issue is agreed in writing
 between the issuer and the party/parties subscribing
 for the securities, in the event that shares have
not traded in the said 30 day period a ruling will be
 obtained from the committee of the JSE; [Authority
expires the earlier of the conclusion of the

PROPOSAL #S.1: Authorize the Company or any wholly                         ISSUER          YES          FOR               FOR
owned subsidiary of the Company may, subject to the
Act, Article 36 of the Articles of Association of the
 Company or Articles of Association of a subsidiary
respectively and the Listings Requirements of the
JSE, from time to time purchase shares issued by
itself or shares in its holding Company, as and when
deemed appropriate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                EZAKI GLICO CO.,LTD.
  TICKER:                N/A             CUSIP:     J13314109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FAIRFAX MEDIA LTD, SYDNEY
  TICKER:                N/A             CUSIP:     Q37116102
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts of the Company and                      ISSUER          NO           N/A               N/A
 its controlled entities, the Directors' report, the
Auditor's report and the statement by Directors for
the FYE 29 JUN 2008

PROPOSAL #2.: Re-elect Mr. Peter Young as a Director                       ISSUER          YES          FOR               FOR
of the Company, a Non-Executive Director retiring in
accordance with the Constitution

PROPOSAL #3.: Approve the Company's remuneration                           ISSUER          YES          FOR               FOR
report for the FYE 29 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FALABELLA SOCIEDAD ANOMINA COMERCIAL E INDUSTRIAL
  TICKER:                N/A             CUSIP:     P3880F108
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to reduce the capital from the                       ISSUER          YES          FOR               FOR
amount of CLP 594,826,802,102.00 (the amount at which
 the share capital will be set once the AGM of
shareholders approves the balance sheet and the
financial statements of the Company to 31 DEC 2008)
divided into 2, 671,188,608 shares of a sole series,
nominative with no par value and each of equal value
in the amount of CLP 1,033,071, 057.00 divided into
4, 639,212 shares of a sole series nominative with no
 par value

PROPOSAL #2.: Approve to increase the share capital                        ISSUER          YES          FOR               FOR
from the amount of CLP 593,793,731,045, divided into
5,666,549,396 shares of a sole series, nominative
with no par value, each of equal value, up to the
amount of CLP 597, 477,430, 507 through the
capitalization of the amount of CLP 3,683,699,462
registered in the asset column titled [premium on
sale of own shares], this increase does not involve

PROPOSAL #3.: Approve to increase again the share                          ISSUER          YES        AGAINST           AGAINST
capital trough the issuance of 22, 246, 633 shares of
 a sole series, nominative, with no par value, each
of equal value, at the price and other conditions
that are set by the general meeting of shareholders

PROPOSAL #4.: Approve to allocate 10% of the                               ISSUER          YES        AGAINST           AGAINST
preceding capital increase to the compensation plan
for executives of the Company who are appointed by
the Board of Directors of the same and also allocate
to this plan the total amount of the balance that is
not subscribed by shareholders in the mentioned
capital increase in exercise of their preemptive

PROPOSAL #5.: Approve to pass all the resolutions                          ISSUER          YES          FOR               FOR
appropriate and to grant the powers necessary to put
the minutes of the general meeting of shareholders
into a public deed, obtain its legalization and the
registration of the shares representing the approved
increase in share capital, in the registry of the
securities and insurance superintendence

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FALABELLA SOCIEDAD ANOMINA COMERCIAL E INDUSTRIAL
  TICKER:                N/A             CUSIP:     P3880F108
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, general                           ISSUER          YES          FOR               FOR
balance, financial statements and the External
Auditors report, corresponding to the exercise ended
31 DEC 2008

PROPOSAL #2.: Approve the distribution of the                              ISSUER          YES          FOR               FOR
revenues and dividends of the exercise 2008

PROPOSAL #3.: Approve the dividends policy                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Board of Directors                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve to fix the remuneration of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #6.: Approve to designate the External                            ISSUER          YES          FOR               FOR
Auditors and risk classifier agents for the exercise
2009

PROPOSAL #7.: Approve the newspaper in which the                           ISSUER          YES          FOR               FOR
advices for next shareholders meetings will be
published

PROPOSAL #8.: Approve to inform the operations of                          ISSUER          YES          FOR               FOR
society referred to the Article 44 of the Law 18.046
of Corporations

PROPOSAL #9.: Approve the report about the Committee                       ISSUER          YES          FOR               FOR
of the Directors

PROPOSAL #10.: Any other matter                                            ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FAMILYMART CO.,LTD.
  TICKER:                N/A             CUSIP:     J13398102
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to : Expand Business                          ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FANUC LTD.
  TICKER:                N/A             CUSIP:     J13440102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FAR EASTERN INTERNATIONAL BANK
  TICKER:                N/A             CUSIP:     Y7540U108
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: 2008 business reports                                       ISSUER          NO           N/A               N/A

PROPOSAL #1.2: 2008 financial reports                                      ISSUER          NO           N/A               N/A

PROPOSAL #1.3: 2008 audited reports reviewed by                            ISSUER          NO           N/A               N/A
Supervisors

PROPOSAL #2.1: Ratify the 2008 audited reports                             ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Ratify the 2008 loss appropriation                          ISSUER          YES          FOR               FOR
report

PROPOSAL #2.3: Approve the proposal of capital                             ISSUER          YES          FOR               FOR
reduction

PROPOSAL #2.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #2.5: Approve to raise capital through                            ISSUER          YES        AGAINST           AGAINST
private placement to issue common shares, preferred
shares or convertible bond

PROPOSAL #2.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
acquisition or disposal of asset

PROPOSAL #3.: Elect the 7 Directors, 2 Independent                         ISSUER          YES          FOR               FOR
Directors and 3 Supervisors

PROPOSAL #4.: Approve to release the Directors from                        ISSUER          YES          FOR               FOR
non-competition duties

PROPOSAL #5.: Other issues and extraordinary motions                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FAR EASTERN TEXTILE CO LTD
  TICKER:                N/A             CUSIP:     Y24374103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 financial statements                               ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of the Corporate bonds                           ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.8 per share

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee

PROPOSAL #B.4: Approve the issuance of new shares,                         ISSUER          YES          FOR               FOR
proposed stock dividend:20 for 1,000 shares held

PROPOSAL #B.5.1: Elect Mr. Douglas Tong HSU,                               ISSUER          YES          FOR               FOR
Shareholder No. 08 as a Director

PROPOSAL #B.5.2: Elect Mr. Johnny Shih, Shareholder                        ISSUER          YES          FOR               FOR
No. 7618 as a Director

PROPOSAL #B.6: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.6: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FAR EASTONE TELECOMMUNICATIONS CO LTD
  TICKER:                N/A             CUSIP:     Y7540C108
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 financial statements                     ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 2.8 per share

PROPOSAL #B.3: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.5: Approve the issuance of new shares via                      ISSUER          YES          FOR               FOR
 private placement

PROPOSAL #B.6.1: Elect Yuan Ding Investment Company                        ISSUER          YES          FOR               FOR
Limited, Shareholder No. 1, as a Director;
Representative: Mr. Douglas Hsu

PROPOSAL #B62.1: Elect Mr. Lawrence Juen-Yee Lau;                          ISSUER          YES          FOR               FOR
Passport No. 19441212LA as an Independent Director

PROPOSAL #B62.2: Elect Mr. Kurt Roland Hellstrom,                          ISSUER          YES          FOR               FOR
Passport No. 19431212KU as an Independent Director

PROPOSAL #B63.1: Elect Far Eastern International                           ISSUER          YES          FOR               FOR
Leasing Corporation, Shareholder No. 611 as a
Supervisor; Representative: Mr. Eli Hong

PROPOSAL #B63.2: Elect Asia Investment Corporation,                        ISSUER          YES          FOR               FOR
Shareholder No. 15088 as a Supervisor;
Representative: Mr. Morton Hong

PROPOSAL #B63.3: Elect Mr. Chen-En Ko, ID No.                              ISSUER          YES          FOR               FOR
U100056055; as a Supervisor

PROPOSAL #B.7: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.8: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FARADAY TECHNOLOGY CORP.
  TICKER:                N/A             CUSIP:     Y24101100
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, staff and shareholder bonus,
proposed stock dividend: 5 for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of asset acquisition or disposal

PROPOSAL #B81.1: Elect UMC/ Shareholder No. 1                              ISSUER          YES          FOR               FOR
Representative: Mr. John Hsuan as a Director

PROPOSAL #B81.2: Elect UMC/ Shareholder No. 1                              ISSUER          YES          FOR               FOR
Representative: Mr. Kevin Lee as a Director

PROPOSAL #B81.3: Elect Mr. H. P. Lin, Shareholder                          ISSUER          YES          FOR               FOR
No.5 as a Director

PROPOSAL #B81.4: Elect Mr. Wilson Tseng, Shareholder                       ISSUER          YES          FOR               FOR
No.33 as a Director

PROPOSAL #B81.5: Elect Mr. Simon Lee, Shareholder                          ISSUER          YES          FOR               FOR
No.34 as a Director

PROPOSAL #B82.1: Elect Mr. Paul Shu, ID No.                                ISSUER          YES          FOR               FOR
F102847490 as an Independent Director

PROPOSAL #B82.2: Elect Mr. Yi Chia Chiu, ID No.                            ISSUER          YES          FOR               FOR
H121906612 as an Independent Director

PROPOSAL #B83.1: Elect Mr. Hame Tseng, Shareholder                         ISSUER          YES          FOR               FOR
No.384 as a Supervisor

PROPOSAL #B83.2: Elect Mr. George Hwang, Shareholder                       ISSUER          YES          FOR               FOR
No.37 as a Supervisor

PROPOSAL #B.9: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.10: Other issues and extraordinary motions                     ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FAST RETAILING CO.,LTD.
  TICKER:                N/A             CUSIP:     J1346E100
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Statutory Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Statutory Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FEDERAL GRID COMPANY OF UNIFIED ENERGY SYSTEM OJSC
  TICKER:                N/A             CUSIP:     313354102
  MEETING DATE:          12/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the early termination of powers                      ISSUER          YES          FOR               FOR
 of the Members of the Board of Directors

PROPOSAL #2.1: Elect Mr. Shmatko Sergey Ivanovich,                         ISSUER          YES        AGAINST           AGAINST
Minister of energy of the Russian Federation to the
Board of Directors of FGC UES

PROPOSAL #2.2: Elect Mr. Ayuyev Boris Ilyich,                              ISSUER          YES        AGAINST           AGAINST
Chairman of the Management Board of JSC SO UES to the
 Board of Directors of FGC UES

PROPOSAL #2.3: Elect Mr. Kurbatov Michael Yurievich,                       ISSUER          YES        AGAINST           AGAINST
Director of Department, the Ministry of economic
development and trade of the Russian Federation to
the Board of Directors of FGC UES

PROPOSAL #2.4: Elect Mr. Malyshev Andrey Borisovich,                       ISSUER          YES        AGAINST           AGAINST
Deputy General director of the State corporation
Rosnanotech to the Board of Directors of FGC UES

PROPOSAL #2.5: Elect Mr. Makarov Alexey                                    ISSUER          YES        AGAINST           AGAINST
Alexandrovich, Director of Institute of energy
researches of the Russian Academy of sciences to the
Board of Directors of FGC UES

PROPOSAL #2.6: Elect Mr. Maslov Sergey Vladimirovich,                      ISSUER          YES        AGAINST           AGAINST
 President of CJSC St-Petersburg International
Commodity Exchange to the Board of Directors of FGC

PROPOSAL #2.7: Elect Mr. Ernesto Ferlenghi, Head of                        ISSUER          YES        AGAINST           AGAINST
representative office of ENI in the Russian
Federation and the CIS to the Board of Directors of

PROPOSAL #2.8: Elect Mr. Tatziy Vladimir Vitalievich,                      ISSUER          YES        AGAINST           AGAINST
 First Vice-president of JSC Gazprombank to the Board
 of Directors of FGC UES

PROPOSAL #2.9: Elect Mr. Sharipov Rashid Ravelevich,                       ISSUER          YES        AGAINST           AGAINST
Deputy General director of LLC CFC Consult to the
Board of Directors of FGC UES

PROPOSAL #2.10: Elect Mr. Susov Mikhail Valerievich,                       ISSUER          YES        AGAINST           AGAINST
General director of Effortel Group to the Board of
Directors of FGC UES

PROPOSAL #2.11: Elect Mr. Ponomarev Dmitry                                 ISSUER          YES                          AGAINST
Valerievich, Chairman of the Management Board of NP
Sovet Rynka [Market Council] to the Board of
Directors of FGC UES

PROPOSAL #2.12: Elect Mr. Belyaev Vadim                                    ISSUER          YES                          AGAINST
Stanislavovich, General Director of LLC FC OTKRYTIYE
to the Board of Directors of FGC UES

PROPOSAL #2.13: Elect Mr. Remes Seppo Yukha, General                       ISSUER          YES          FOR               FOR
director of LLC Kiuru to the Board of Directors of
FGC UES

PROPOSAL #2.14: Elect Mr. Seleznev Kirill                                  ISSUER          YES                          AGAINST
Gennadievich, Member of the Management Board of JSC
Gazprom, Head of Department of marketing and refining
 of gas and liquid hydrocarbons of JSC Gazprom,
General Director of LLC Mezhregiongaz to the Board of
 Directors of FGC UES

PROPOSAL #2.15: Elect Mr. Fedorov Denis                                    ISSUER          YES                          AGAINST
Vladimirovich, Head of Division of energy sector
development and electric power industry marketing of
Department of marketing and refining of gas and
liquid hydrocarbons of JSC Gazprom to the Board of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FENG HSIN IRON & STEEL CO LTD
  TICKER:                N/A             CUSIP:     Y24814108
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial financial                        ISSUER          YES          FOR               FOR
statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend TWD 2 per share

PROPOSAL #B.3: Approve to revise the procedure of                          ISSUER          YES          FOR               FOR
asset acquisition or disposal

PROPOSAL #B.4: Approve to revise the procedure of                          ISSUER          YES          FOR               FOR
endorsement guarantee

PROPOSAL #B.5: Approve to revise the procedure of                          ISSUER          YES          FOR               FOR
monetary loan

PROPOSAL #B.6: Approve to revise derivative trading                        ISSUER          YES          FOR               FOR
derivatives

PROPOSAL #B.7.1: Re-elect Mr. Mark Lin as a Director,                      ISSUER          YES          FOR               FOR
 Shareholder no. 51

PROPOSAL #B.7.2: Re-elect Mr. Chiu Huang Lin as a                          ISSUER          YES          FOR               FOR
Director, Shareholder no. 16

PROPOSAL #B.7.3: Re-elect Mr. M.T. Chen as a                               ISSUER          YES          FOR               FOR
Director, Shareholder no. 62

PROPOSAL #B.7.4: Re-elect Mr. Tom M.B. Lin as a                            ISSUER          YES          FOR               FOR
Director, shareholder no. 52

PROPOSAL #B.7.5: Re-elect Mr. San Ping Lai as a                            ISSUER          YES          FOR               FOR
Director, shareholder no. 67

PROPOSAL #B.7.6: Re-elect Mr. Wen Fu Lin as a                              ISSUER          YES          FOR               FOR
Director, shareholder no. 2

PROPOSAL #B.7.7: Re-elect Mr. Kun Tan Lin as a                             ISSUER          YES          FOR               FOR
Director, shareholder no. 58

PROPOSAL #B.7.8: Re-elect Mr. Chien Chen Yang as a                         ISSUER          YES          FOR               FOR
Supervisor, shareholder no. 59

PROPOSAL #B.7.9: Re-elect Mr. Shing Lin Chung as a                         ISSUER          YES          FOR               FOR
Supervisor, shareholder no. 23

PROPOSAL #B.710: Re-elect Mr. Chia Chun Lo as a                            ISSUER          YES          FOR               FOR
Supervisor, shareholder no. 40

PROPOSAL #B.8: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.9: Extemporary motions                                         ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FERTILIZANTES FOSFATADOS SA-FOSFERTIL
  TICKER:                N/A             CUSIP:     P39589117
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: To examine, discuss and vote upon the                        ISSUER          NO           N/A               N/A
Board of Directors annual report, the financial
statements and Independent Auditors report relating
to FYE 31 DEC 2008

PROPOSAL #II.: To set the capital budget the Company,                      ISSUER          NO           N/A               N/A
 as well the allocation of the net profit and the
distribution of dividends for the FYE on 31 DEC 2008

PROPOSAL #III.: Elect the Members of the Board of                          ISSUER          YES          FOR               FOR
Directors, and their respective substitutes

PROPOSAL #IV.: To set the total annual remuneration                        ISSUER          NO           N/A               N/A
for the Members of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FIAT S P A
  TICKER:                N/A             CUSIP:     T4210N122
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          NO           N/A               N/A
allocation of income

PROPOSAL #2.: Approve to fix the number of Directors,                      ISSUER          NO           N/A               N/A
 elect the Directors and approve their remuneration
and appoint Internal Statutory Auditors and approve
their remuneration

PROPOSAL #3.1: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          NO           N/A               N/A
SHREHOLDER PROPOSAL: elect Messrs. Gian Maria Gros-
Pietro, Mario Zibetti, Andrea Agnelli, Carlo Barel di
 Sant'Albano, Roland Berger, Tiberto Brandolini
d'Adda, Rene Carron, Luca Cordero di Montezemolo,
John Elkann, Luca Garavoglia, Sergio Marchionne,
Virgilio Marrone, Pasquale Pistorio, Ratan Tata,
Vittorio Mincato as the Board of Directors and
Messrs. Giuseppe Camosci, Piero Locatelli, Lionello
Jonia Celesia as the Effective Auditors and Messrs.
Lucio Pasquini, Fabrizio Mosca, Paolo Piccati as the

PROPOSAL #3.2: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          NO           N/A               N/A
SHREHOLDER PROPOSAL: elect Mr. Riccardo Perotta as
the Effective Auditors and Mr. Stefano Orlando as
Alternate Auditors

PROPOSAL #4.: Grant authority for the Share                                ISSUER          NO           N/A               N/A
Repurchase Program and re-issuance of repurchased

PROPOSAL #5.: Approve the Restricted Stock Plan 2009-                      ISSUER          NO           N/A               N/A
2010

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FINANCIAL TECHNOLOGIES INDIA  LTD
  TICKER:                N/A             CUSIP:     Y24945118
  MEETING DATE:          8/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, the profit and loss account
for the YE on that date together with the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of interim                               ISSUER          YES          FOR               FOR
dividends and declare a final dividend on equity

PROPOSAL #3.: Re-appoint Mr. C. Subramaniam as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Appoint M/s. Deloitte Haskins & Sells,                       ISSUER          YES          FOR               FOR
Chartered Accountants, Mumbai, as the Auditors of the
 Company to hold office from the conclusion of this
AGM until the conclusion of the next AGM and
authorize the Board of Directors to fix their

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  ISSUER:                FINMECCANICA SPA
  TICKER:                N/A             CUSIP:     T4502J151
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet as of 31 DEC                       ISSUER          NO           N/A               N/A
2008, the Board of Directors, the Board of Auditors
and the Audit Company reports; related resolutions

PROPOSAL #2.1: Slate of candidates for the                                 ISSUER          NO           N/A               N/A
appointment as Directors presented by: Ministero dell
 Economia.  To view the complete list please visit
the below URL:
https://materials.proxyvote.com/Approved/99999Z/19840

PROPOSAL #2.2: Slate of candidates for the                                 ISSUER          NO           N/A               N/A
appointment as Directors presented by: Mediobanca.
To view the complete list please visit the below URL:
 https://materials.proxyvote.com/Approved/99999Z/1984
0101/INFST_39046.PDF

PROPOSAL #2.3: Slate of candidates for the                                 ISSUER          NO           N/A               N/A
appointment as Directors presented by: Italian Funds.
  To view the complete list please visit the below
URL:
https://materials.proxyvote.com/Approved/99999Z/19840

PROPOSAL #3.: Appoint the Chairman of the Board of                         ISSUER          NO           N/A               N/A
Auditors

PROPOSAL #4.: Approve to determine the emoluments to                       ISSUER          NO           N/A               N/A
the Board of Auditors

PROPOSAL #5.: Grant authority to purchase and dispose                      ISSUER          NO           N/A               N/A
 own shares in favor of the incentive equity plan;
related and consequential resolutions

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  ISSUER:                FINMECCANICA SPA, ROMA
  TICKER:                N/A             CUSIP:     T4502J151
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
increase the stock capital, as per Article 2443 of
the Italian Civil Code, against payment in one or
more instalments, for a maximum amount of EUR
1,400,000,000; approve to revoke the previous
resolution about the stock capital increase taken by
the extraordinary meeting held on 30 MAY 2007;
resolutions realted thereto

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  ISSUER:                FINNING INTL INC MED TERM NTS  CDS-
  TICKER:                N/A             CUSIP:     318071404
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Ricardo Bacarreza as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Mr. James E. C. Carter as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Hon. David L. Emerson, P.C. as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.4: Elect Ms. Kathleen M. O'Neill as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.5: Elect Mr. Conrad A. Pinette as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.6: Elect Mr. John M. Reid as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. Andrew H. Simon, OBE as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. Bruce L. Turner as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. Michael T. Waites as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.10: Elect Mr. Douglas W. G. Whitehead as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #1.11: Elect Mr. John M. Willson as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.: Appoint Deloitte & Touche LLP,                               ISSUER          YES          FOR               FOR
Chartered Accountants, as the Auditors of the
Corporation until the next AGM at the remuneration to
 be fixed by the Directors of the Corporation

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  ISSUER:                FIRST FINL HLDG CO LTD
  TICKER:                N/A             CUSIP:     Y2518F100
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 Audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, proposed stock dividend: 25
for 1,000 shares held

PROPOSAL #B41.1: Elect Ms. Song Jie Xin as a                               ISSUER          YES        AGAINST           AGAINST
Director: FCB Labor Union Shareholder no.:4400806

PROPOSAL #B41.2: Elect Mr. Chen An Fu as Director:                         ISSUER          YES        AGAINST           AGAINST
Global Investment Co., Ltd Shareholder no.:4562879

PROPOSAL #B41.3: Elect Mr. Chen Xiao Song as a                             ISSUER          YES        AGAINST           AGAINST
Director: Global Investment Co., Ltd Shareholder
no.:4562879

PROPOSAL #B41.4: Elect Mr. Chen Tien Yuan as a                             ISSUER          YES        AGAINST           AGAINST
Director: Golden Garden Investment Shareholder
no.:4130115

PROPOSAL #B41.5: Elect Mr. Chang Chi Hsun as a                             ISSUER          YES        AGAINST           AGAINST
Director: Shareholder no.:4508935

PROPOSAL #B42.1: Elect Ms. Song Jie Xinas the                              ISSUER          YES        AGAINST           AGAINST
Supervisor: FCB Labor Union Shareholder no.:4400806

PROPOSAL #B42.2: Elect Mr. Lin Chun Chung as the                           ISSUER          YES        AGAINST           AGAINST
Supervisor: Shareholder no.:0340236

PROPOSAL #B42.3: Elect Mercuries Jeantex Ltd as the                        ISSUER          YES        AGAINST           AGAINST
Supervisor: Shareholder no.:2417327

PROPOSAL #B43.1: Elect Mr. Tsun Siou Lee as a                              ISSUER          YES        AGAINST           AGAINST
Independent Director Id no.:N103324616

PROPOSAL #B43.2: Elect Mr. Yaw Huei Huang as a                             ISSUER          YES        AGAINST           AGAINST
Independent Director: Id no.:K101720038

PROPOSAL #B43.3: Elect Mr. Day Yaug Liu as a                               ISSUER          YES        AGAINST           AGAINST
Independent Director: Id no.:H102297161

PROPOSAL #B.5: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

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  ISSUER:                FIRST INTERNATIONAL BANK OF ISRAEL
  TICKER:                N/A             CUSIP:     M1648G106
  MEETING DATE:          8/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Directors report for the year 2007

PROPOSAL #2.A: Approve to determine that the number                        ISSUER          YES          FOR               FOR
of Directors will be 12 including External Directors

PROPOSAL #2.B: Re-appoint the officiating Directors:                       ISSUER          YES          FOR               FOR
Messrs. J. Elad, Z. Bino, D. Arbel, G. Bino, D. Lev,
A. Goldschmidt, G. Lahav, G. Meuchas and J. Neeman,
the External Directors continue in office by
provision of law

PROPOSAL #3.: Approve the receipt of a report as to                        ISSUER          YES          FOR               FOR
the fees of the Accountant Auditors in the year 2007

PROPOSAL #4.: Appoint the Accountant Auditors for the                      ISSUER          YES          FOR               FOR
 year 2008

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  ISSUER:                FIRST INTERNATIONAL BANK OF ISRAEL
  TICKER:                N/A             CUSIP:     M1648G106
  MEETING DATE:          9/14/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the remuneration of                      ISSUER          YES          FOR               FOR
 the Directors of the Bank [with the exception of the
 Chairman and of the Directors who Act as Chairman of
 the Board Committees] to NIS 100,000 annual
remuneration and NIS 3,660 meeting attendance fees,
plus refund of expenses

PROPOSAL #2.: Approve to increase the remuneration of                      ISSUER          YES          FOR               FOR
 the Directors who Act as Chairman of the Board
Committees to NIS 150,000 annual remuneration and NIS
 3,660 meeting attendance fees, plus refund of
expenses; the entitlement of these Directors to
attendance fees in respect of prior-preparation
meetings will be cancelled

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  ISSUER:                FIRST INTERNATIONAL BANK OF ISRAEL
  TICKER:                N/A             CUSIP:     M1648G106
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Ms. Penina Bitterman-Cohen as                        ISSUER          YES          FOR               FOR
an External Director for a statutory 3 year period;
approve the annual remuneration NIS 104,005 and the
meeting attendance fee NIS 3,810

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  ISSUER:                FIRST INTERNATIONAL BANK OF ISRAEL
  TICKER:                N/A             CUSIP:     M1648G114
  MEETING DATE:          8/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Directors report for the year 2007

PROPOSAL #2.: Approve to determine that the number of                      ISSUER          YES          FOR               FOR
 Directors will be 12 including the External
Directors; re-appoint the Officiating Directors
Messrs. Jacques Elad, Zadik Bino, Dan Arbel, Gil
Bino, Amnon Goldschmidt, Daliah Lev, Gideon Lahav,
Giora Meuchas and Joshua Neeman; the External
Directors continue in office by provision of law

PROPOSAL #3.: Receive the report as to the fees of                         ISSUER          YES          FOR               FOR
the Accountant-Auditors in the year 2007

PROPOSAL #4.: Appoint Accountant-Auditors for the                          ISSUER          YES          FOR               FOR
year 2008

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  ISSUER:                FIRST INTERNATIONAL BANK OF ISRAEL
  TICKER:                N/A             CUSIP:     M1648G114
  MEETING DATE:          9/14/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the remuneration of                      ISSUER          YES          FOR               FOR
 the Directors of the Bank [with the exception of the
 Chairman and of the Directors who Act as Chairman of
 the Board Committees] to NIS 100,000 annual
remuneration and NIS 3,660 meeting attendance fees,
plus refund of expenses

PROPOSAL #2.: Approve to increase the remuneration of                      ISSUER          YES          FOR               FOR
 the Directors who Act as Chairman of the Board
Committees to NIS 150,000 annual remuneration and NIS
 3,660 meeting attendance fees, plus refund of
expenses; the entitlement of these Directors to
attendance fees in respect of prior-preparation
meetings will be cancelled

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  ISSUER:                FIRST INTERNATIONAL BANK OF ISRAEL
  TICKER:                N/A             CUSIP:     M1648G114
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Ms. Penina Bitterman-Cohen as                        ISSUER          YES          FOR               FOR
an External Director for a statutory 3 year period;
approve the annual remuneration NIS 104,005, and
meeting attendance fee NIS 3,810

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  ISSUER:                FIRST PAC LTD
  TICKER:                N/A             CUSIP:     G34804107
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt audited accounts and                       ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Declare a final cash dividend of HKD                         ISSUER          YES          FOR               FOR
6.00 cents [US. 0.77 cent] per ordinary share for the
 year ended 31 DEC 2008

PROPOSAL #3.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Board of
Directors of the Company to fix their remuneration

PROPOSAL #4.i: Re-elect Mr. Anthoni Salim as a Non-                        ISSUER          YES        AGAINST           AGAINST
Executive Director of the Company for a fixed term of
 not more than 3 years, commencing on the date of
this AGM and ending on the earlier of [a] the date of
 the Company's AGM to be held in the calendar year
2012 or [b] 02 JUN 2012 or [c] the date on which Mr.
Anthoni Salim retires by rotation pursuant to the
Code on Corporate Governance Practices adopted by the
 Company and/or the Bye-Laws

PROPOSAL #4.ii: Re-elect Mr. Sutanto Djuhar as a Non-                      ISSUER          YES        AGAINST           AGAINST
Executive Director of the Company for a fixed term of
 not more than 1 year, commencing on the date of this
 AGM and ending on the earlier of [a] the date of the
 Company's AGM to be held in the calendar year 2010
or [b] 02 JUN 2010

PROPOSAL #4.iii: Re-elect Mr. Tedy Djuhar as a Non-                        ISSUER          YES        AGAINST           AGAINST
Executive Director of the Company for a fixed term of
 not more than 1 year, commencing on the date of this
 AGM and ending on the earlier of [a] the date of the
 Company's AGM to be held in the calendar year 2010
or [b] 02 JUN 2010

PROPOSAL #4.iv: Re-elect Mr. Ibrahim Risjad as a Non-                      ISSUER          YES        AGAINST           AGAINST
Executive Director of the Company for a fixed term of
 not more than 1 year, commencing on the date of this
 AGM and ending on the earlier of [a] the date of the
 Company's AGM to be held in the calendar year 2010
or [b] 02 JUN 2010

PROPOSAL #5.i: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Executive Directors' remuneration pursuant to
 the Company's Bye law

PROPOSAL #5.ii: Approve to fix the remuneration of                         ISSUER          YES          FOR               FOR
the Non Executive Directors at the Sum of USD 5,000
for each meeting attended in person or by telephone
conference call, as shall be determined by the Board
from time to time

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company to appoint additional Directors as an
addition to the Board, but so that the maximum number
 of Directors so appointed by the Directors shall not
 in any case exceed the maximum number of Directors
specified in the Company's Bye-laws from time to time
 and any person so appointed shall remain as a
Director only until the next following AGM of the

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot issue and deal with additional shares in the
 Company and to make or grant offers, agreements and
options [including bonds, warrants and debentures
convertible into shares of the Company], during the
and after the relevant period, the aggregate nominal
amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise], by the
Directors of the Company, otherwise than pursuant to
i] a rights issue, or ii] the exercise of rights of
subscription or conversion under the terms of any
warrants issued by the Company or any securities
which are convertible into shares of the Company, or
iii] the exercise of options granted under any share
option scheme adopted by the Company, or iv] any
scrip dividend or similar arrangement providing for
the allotment of shares in lieu of the whole or part
of a dividend on shares of the Company in accordance
with the Bye-laws of the Company, shall not exceed
20% of the aggregate nominal amount of the share
capital of the Company in issue as at the date of
this resolution; [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required either by Law or by the
Company's Bye-laws to be held]

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase issued shares of USD 0.01 each in the
capital of the Company, during the relevant period,
on the Stock Exchange of Hong Kong Limited [the Stock
 Exchange] or any other stock exchange on which the
shares may be listed, and which is recognized for
this purpose by the Securities and Futures Commission
 of Hong Kong and the Stock Exchange, in accordance
with all applicable laws, including the Hong Kong
Code on share repurchases and the Rules Governing the
 Listing of Securities on the Stock Exchange of Hong
Kong Limited, the aggregate nominal amount of share
capital which may be purchased or agreed
conditionally or unconditionally to be purchased by
the Directors of the Company shall not exceed 10% of
the aggregate nominal amount of the share capital of
the Company in issue as at the date of this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required either by Law or by the

PROPOSAL #9.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 7 and 8, the aggregate nominal amount
of the number of shares in the capital of the Company
 that shall have been repurchased by the Company
after the date hereof pursuant to and in accordance
with the Ordinary Resolution 8 shall be added to the
aggregate nominal amount of share capital that may be
 allotted and issued or agreed conditionally or
unconditionally to be allotted and issued by the
Directors of the Company pursuant to the general
mandate to allot and issue shares granted to the
Directors of the Company by the Resolution 7

PROPOSAL #10.: Approve, the existing limit on the                          ISSUER          YES        AGAINST           AGAINST
grant of options under the executive stock option
plan [Metro Pacific Stock Option Plan] of Metro
Pacific Investments Corporation [Metro Pacific]
adopted by the Company on 01 JUN 2007 [the Scheme]
refreshed so that the total number of shares of Metro
 Pacific [Metro Pacific Shares] to be allotted and
issued upon exercise of any options to be granted
under the Metro Pacific Stock Option Plan shall not
exceed 10% of the total number of Metro Pacific
Shares in issue as at the date of the passing of this
 resolution [Refreshed Stock Option Plan Limit] and
that the Directors be and are hereby authorized to do
 such acts and execute such documents to effect the
Refreshed Stock Option Plan Limit and to exercise all
 powers of the Company to allot, issue and deal with
the Metro Pacific Shares pursuant to the exercise of

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  ISSUER:                FIRSTRAND LTD
  TICKER:                N/A             CUSIP:     S5202Z131
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the final dividend                                   ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Patrick Maguire Goss as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.2: Re-elect Mr. Aser Paul Nkuna as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Mr. Khehla Cleopas Shubane as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #4.1: Elect Mr. Leon Crouse as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Elect Mr. Amanda Tandiwe Nzimande as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.3: Elect Mr. Kgotso Buni Schoeman as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the Directors fees                                   ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint the PricewaterhouseCoopers                        ISSUER          YES          FOR               FOR
Inc as the Auditors

PROPOSAL #8.: Approve the Auditors remuneration                            ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the placement of the unissued                        ISSUER          YES          FOR               FOR
shares under the control of the Directors

PROPOSAL #10.: Approve the general issue of ordinary                       ISSUER          YES          FOR               FOR
shares for cash

PROPOSAL #11.: Approve the general issue of                                ISSUER          YES          FOR               FOR
preference shares for cash

PROPOSAL #S.12: Grant authority to repurchase Company                      ISSUER          YES          FOR               FOR
 shares

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  ISSUER:                FISHER & PAYKEL APPLIANCES HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Q3898H103
  MEETING DATE:          8/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the Auditors' report for the YE 31 MAR 2008, as
contained in the Company's annual report

PROPOSAL #2.1: Re-elect Mr. Gary Paykel as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #2.2: Re-elect Mr. Peter Lucas as a Director                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #3.: Authorize the Directors to fix the fees                      ISSUER          YES          FOR               FOR
 and expenses of the PricewaterHouseCoopers, as the
Company's Auditors

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  ISSUER:                FISHER & PAYKEL HEALTHCARE CORPORATION LTD
  TICKER:                N/A             CUSIP:     Q38992105
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statement and the                      ISSUER          NO           N/A               N/A
 Auditors' report for the YE 31 MAR 2008, as specified

PROPOSAL #2.A: Re-elect Mr. Gary Paykel as a                               ISSUER          YES          FOR               FOR
Director, retires by rotation in accordance with the
Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Michale Smith as a                             ISSUER          YES          FOR               FOR
Director, retires by rotation in accordance with the
Company's Constitution

PROPOSAL #2.C: Elect Mr. Arthur Morris as a Director,                      ISSUER          YES          FOR               FOR
 retires in accordance with the Company's Constitution

PROPOSAL #3.: Authorize the Directors to fix the fees                      ISSUER          YES          FOR               FOR
 and expenses of PricewaterhouseCoopers as the
Company's Auditor

PROPOSAL #4.: Approve to issue of up to 160,000                            ISSUER          YES          FOR               FOR
options under the Fisher & Paykel Healthcare 2003
Share Option Plan to Mr. Michael Daniell, Managing
Director and Chief Executive Officer of the Company,
as specified

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  ISSUER:                FLETCHER BUILDING LTD
  TICKER:                N/A             CUSIP:     Q3915B105
  MEETING DATE:          11/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Roderick Sheldon Deane as                       ISSUER          YES          FOR               FOR
a Director of the Company

PROPOSAL #2.: Re-elect Mr. Geoffrey James McGrath as                       ISSUER          YES          FOR               FOR
a Director of the Company

PROPOSAL #3.: Elect Mr. John Frederick Judge as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of KPMG as the Auditor for the ensuing
year

PROPOSAL #5.: Approve the participation of Mr.                             ISSUER          YES          FOR               FOR
Jonathan Peter Ling, the Chief Executive Officer and
the Managing Director, in the Company's Executive
Long-Term Share Scheme on the terms as specified and
including the provision of financial assistance to
Mr. Ling by the Company or a subsidiary of the
Company; by way of an interest free loan

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  ISSUER:                FLIGHT CENTRE LTD
  TICKER:                N/A             CUSIP:     Q39175106
  MEETING DATE:          11/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Peter Barrow as a Non-                          ISSUER          YES          FOR               FOR
Executive Director of Flight Center Limited, who
retires in accordance with Section 47 of the Flight
Center Limited Constitution

PROPOSAL #2.: Approve, pursuant to ASX Listing Rule                        ISSUER          YES          FOR               FOR
10.17, Flight Center Limited increases the Director's
 remuneration facility by AUD 250,000 to AUD 650,000
per annum [inclusive of superannuation]

PROPOSAL #3.: Adopt, the Section of the Directors'                         ISSUER          YES          FOR               FOR
report dealing with the remuneration of the
Directors, Company Secretary and Senior Executives
['Remuneration Report']

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FLSMIDTH & CO A/S
  TICKER:                N/A             CUSIP:     K90242130
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Management's review                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Receive the annual report                                    ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the distribution of profits in                       ISSUER          YES          FOR               FOR
accordance with the approved annual report

PROPOSAL #4.1: Re-elect Mr. Jorgen Worning as a                            ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #4.2: Re-elect Mr. Jens S. Stephensen as a                        ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #4.3: Re-elect Mr. Torkil Bentzen as a                            ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #4.4: Re-elect Mr. Jesper Ovesen as a Member                      ISSUER          YES          FOR               FOR
 of the Board of Directors

PROPOSAL #4.5: Re-elect Mr. Martin Ivert as a Member                       ISSUER          NO           N/A               N/A
of the Board of Directors

PROPOSAL #4.6: Elect Mr. Vagn Ove Sorensen as a new                        ISSUER          YES          FOR               FOR
Member of the Board instead of Mr. Soren Vinther who
does not wish to accept re-election

PROPOSAL #5.: Appoint Deloitte Statsautoriseret                            ISSUER          YES          FOR               FOR
Revisionsaktieselskab as the Auditors

PROPOSAL #6.A: Authorize the Board of Directors,                           ISSUER          YES          FOR               FOR
until the next AGM, to let the Company acquire own
shares up to a total nominal value of 10% of the
Company's share capital pursuant to the Section 48 of
 the Danish Public Companies Act; the consideration
for the shares acquired shall not deviate more than
10% from the official price quoted on the OMX Nordic
Exchange Copenhagen A/s at the time of acquisition

PROPOSAL #6.B: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide on distribution of extraordinary dividend, the
 decision will be included in the Articles of
Association as a New Paragraph 5 of Article 4

PROPOSAL #7.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOMENTO DE CONSTRUCCIONES Y CONTRATAS S A
  TICKER:                N/A             CUSIP:     E52236143
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts, the                             ISSUER          YES          FOR               FOR
Management report and the Board Management of the FCC
 and the consolidated Group 2008

PROPOSAL #2.: Approve the application of the 2008                          ISSUER          YES          FOR               FOR
result

PROPOSAL #3.1: Re-elect Eac Inversiones Corporativas                       ISSUER          YES        AGAINST           AGAINST
as Board Member

PROPOSAL #3.2: Re-elect Mr. Rafael Montes Sanchez as                       ISSUER          YES        AGAINST           AGAINST
a Board Member

PROPOSAL #4.1: Approve the modification of the                             ISSUER          YES          FOR               FOR
Article 17 of the Company's Bylaws

PROPOSAL #4.2: Approve the modification of the 42                          ISSUER          YES          FOR               FOR
Article of the Company's Bylaws

PROPOSAL #5.: Approve the modification of the Article                      ISSUER          YES          FOR               FOR
 11 of the OGM Bylaws

PROPOSAL #6.: Authorize the Board for the acquisition                      ISSUER          YES          FOR               FOR
 of own shares

PROPOSAL #7.: Approve the share capital reduction                          ISSUER          YES          FOR               FOR
through redemption of own shares; delegation to the
powers for the execution of the agreement

PROPOSAL #8.: Re-elect the Auditors                                        ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the delegation to the powers                         ISSUER          YES          FOR               FOR
for the inscription of the agreements

PROPOSAL #10.: Approve the minutes                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO
  TICKER:                N/A             CUSIP:     P4182H115
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the report of the Board of                           ISSUER          YES          FOR               FOR
Directors, presentation of the financial statements
of Fomento Economico Mexicano, S.A.B. DE C.V, for the
 2008 FY, report of the Director general and the
opinion of the Board of Directors on the content of
the report of the Director general, as well of the
reports of the Chairpersons of the audit and
Corporate Practices Committees, in accordance with
the under the terms of Article 172 of the general
mercantile Company Law and the applicable provisions
of the Securities Market Law

PROPOSAL #II.: Receive the report concerning the                           ISSUER          YES          FOR               FOR
compliance with the tax obligations, in accordance
with that which is provided in Article 86(XX) of the
Income Tax Law

PROPOSAL #III.: Approve the allocation of the income                       ISSUER          YES          FOR               FOR
account from the 2008 FY, which includes the
declaration payment of a cash dividend, in national
currency, of MXN 0.0807887 for each of the 'B' series
 shares and the amount of MXN 0.100985875 for each
one of the series 'D' shares, corresponding to a
total of MXN 0.4039435 for each Femsa Unit 'B' and
MXN 0.4847322 for each Femsa Unit 'BD'

PROPOSAL #IV.: Approve to establish as the maximum                         ISSUER          YES          FOR               FOR
amount of funds that may be allocated for the
purchase of the Company's own shares, the amount of
MXN 3,000,000,000.00 in national currency, under the
terms of Article 56 of the Securities Market Law

PROPOSAL #V.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors and Secretaries, both full and alternate,
determination of their independence, under the terms
of the Securities Market Law, and setting of their
compensation

PROPOSAL #VI.: Approve the Membership of the                               ISSUER          YES          FOR               FOR
Committees i] Finance and Planning, ii] Audit, and
iii] Corporate practices, designation of the
Chairperson of each 1 of them and setting of their
compensation

PROPOSAL #VII.: Appoint the delegates to perform and                       ISSUER          YES          FOR               FOR
formalize the resolutions passed by the meeting

PROPOSAL #VIII.: Approve the minutes of the meeting                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FONDIARIA - SAI SPA, FIRENZE
  TICKER:                N/A             CUSIP:     T4689Q101
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the balance sheet at 31 DEC                         ISSUER          NO           N/A               N/A
2008, Board of Directors reporting on the Management,
 Board of Auditors and External Auditors reporting,
related and consequential resolutions

PROPOSAL #A.2: Appoint of the Board of Directors and                       ISSUER          NO           N/A               N/A
related resolutions

PROPOSAL #A.3: Approve the emoluments to the Board of                      ISSUER          NO           N/A               N/A
 Directors

PROPOSAL #A.4: Appoint the Board of Auditors and its                       ISSUER          NO           N/A               N/A
Chairman for business years 2009, 2010, 2011 upon
determination of related emoluments

PROPOSAL #A.5: Authorize the Companys stipulation of                       ISSUER          NO           N/A               N/A
an insurance policy against Corporate Bodies Civil
responsibility

PROPOSAL #A.6: Approve the resolutions on own shares                       ISSUER          NO           N/A               N/A
pursuant to Articles 2357 and 2357 TER of the Italian
 Civil Code

PROPOSAL #A.7: Approve the resolutions on the holding                      ISSUER          NO           N/A               N/A
 Premafin Finanziaria SPA shares in compliance with
the Article 2359 Bis of the Italian Civil Code

PROPOSAL #E.1: Approve to update the Articles 3 and                        ISSUER          NO           N/A               N/A
17 of the Corporate Bylaws in compliance with the
regulations ISVAP N. 15 dated 20 FEB 2008 related to
the insurance group, related and consequential
resolutions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORD OTOMOTIV SANAYI AS, KOCAELI
  TICKER:                N/A             CUSIP:     M7608S105
  MEETING DATE:          10/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the assembly and election of                      ISSUER          NO           N/A               N/A
 the Chairmanship

PROPOSAL #2.: Approve to decide the distribution of                        ISSUER          NO           N/A               N/A
profit from extraordinary reserves of the Company
that amounts TRY 193,000,500 which is 55% of the
Companys paid up capital and decision on the date of
profit distribution as of 14 OCT 2008

PROPOSAL #3.: Authorize the Chairmanship to sign the                       ISSUER          NO           N/A               N/A
minutes of the assembly

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORD OTOMOTIV SANAYI AS, KOCAELI
  TICKER:                N/A             CUSIP:     M7608S105
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and formation of the Presidency                      ISSUER          NO           N/A               N/A
 Council

PROPOSAL #2.: Approve the reports of the Board of                          ISSUER          NO           N/A               N/A
Directors, Auditors, Independent Auditor and
financial statements

PROPOSAL #3.: Approve the change in the Board Members                      ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approve to release the Board Members                         ISSUER          NO           N/A               N/A
and the Auditors

PROPOSAL #5.: Approve the Board of Directors proposal                      ISSUER          NO           N/A               N/A
 regarding the dividend and distribution date

PROPOSAL #6.: Approve the replacement or re-election                       ISSUER          NO           N/A               N/A
of the Board Members whose term of office has expired

PROPOSAL #7.: Approve the replacement or re-election                       ISSUER          NO           N/A               N/A
of the Auditors whose term of office has expired

PROPOSAL #8.: Approve the determination of the wages                       ISSUER          NO           N/A               N/A
of Board Members and Auditors

PROPOSAL #9.: Approve the information about the                            ISSUER          NO           N/A               N/A
donations

PROPOSAL #10.: Approve the information about the                           ISSUER          NO           N/A               N/A
dividend distribution policy for 2009 and thereafter

PROPOSAL #11.: Approve to permit the Board Members                         ISSUER          NO           N/A               N/A
according to the Items 334 and 335 of the Turkish
Commercial Code

PROPOSAL #12.: Authorize the Presidency Council to                         ISSUER          NO           N/A               N/A
sign the minutes of the meeting

PROPOSAL #13.: Wishes                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOREIGN & COLONIAL INVESTMENT TRUST PLC, LONDON
  TICKER:                N/A             CUSIP:     G36260100
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual accounts                                    ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Sir David Clementi                                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. R. Gould                                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. C. Keljik                                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Sir Michael Bunbury                                 ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. M. Ward                                         ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint the Auditors                                      ISSUER          YES          FOR               FOR

PROPOSAL #10.: Grant authority to determine the                            ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #11.: Grant authority to allot securities                         ISSUER          YES          FOR               FOR
for cash

PROPOSAL #12.: Grant authority to buy back shares                          ISSUER          YES          FOR               FOR

PROPOSAL #13.: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

PROPOSAL #14.: Approve the notice period for the                           ISSUER          YES          FOR               FOR
meetings

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORMOSA CHEMICALS AND FIBRE CORP
  TICKER:                N/A             CUSIP:     Y25946107
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.9 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings; proposed stock dividend: 30
for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Approve the proposal of the election                        ISSUER          YES          FOR               FOR
of Directors and Supervisors

PROPOSAL #B.8: Elect the Directors and Supervisors                         ISSUER          YES          FOR               FOR

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORMOSA PETROCHEMICAL CORP
  TICKER:                N/A             CUSIP:     Y2608S103
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.2 per share

PROPOSAL #B.3: Approve the issuance of new shares,                         ISSUER          YES          FOR               FOR
proposed stock dividend: 30 for 1,000 shares held

PROPOSAL #B.4: Approve the proposal to elect the                           ISSUER          YES          FOR               FOR
Directors and the Supervisors

PROPOSAL #B.5: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.8: Elect the Directors and the Supervisors                     ISSUER          YES          FOR               FOR

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORMOSA PLASTICS CORP
  TICKER:                N/A             CUSIP:     Y26095102
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.8 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings and staff bonus; proposed
stock dividend:70 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve the proposal of election of                         ISSUER          YES          FOR               FOR
Directors and Supervisors

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.8: Elect the Directors and Supervisors                         ISSUER          YES          FOR               FOR

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORMOSA TAFFETA CO LTD
  TICKER:                N/A             CUSIP:     Y26154107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.5 per share

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.6: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTESCUE METALS GROUP LTD
  TICKER:                N/A             CUSIP:     Q39360104
  MEETING DATE:          9/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, for the                              ISSUER          YES          FOR               FOR
purposes of Section 136 of the Corporations Act and
for all other purposes, to amend its Constitution as
follows: by inserting a new Clause 4.1A as specified;
 by removing the wording in Clause 16.12(5) and
replacing it with the specified wording

PROPOSAL #S.2: Authorize the Company, for the                              ISSUER          YES          FOR               FOR
purposes of Listing Rule 15.11.1 and Section 136 of
the Corporations Act and for all other purposes, to
amend its Constitution as follows: by removing the
existing definition of ASX from Clause 2(6) and
replacing it with specified wording; by removing the
existing definition of Listing Rules from Clause
2(18) and replacing it with the specified wording; by
 inserting a new Caluse 3.2A as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTESCUE METALS GROUP LTD
  TICKER:                N/A             CUSIP:     Q39360104
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the remuneration                           ISSUER          YES          FOR               FOR
report for the Company and its controlled entities
for the YE 30 JUN 2008

PROPOSAL #2.: Elect Mr. Owen Hegarty as a Director of                      ISSUER          YES          FOR               FOR
 the Company, in accordance with Rule 17.3[9] of the
Company's Constitution

PROPOSAL #3.: Elect Dr. Ian Burston as a Director of                       ISSUER          YES          FOR               FOR
the Company, in accordance with Rule 17.3[9] of the
Company's Constitution

PROPOSAL #4.: Re-elect Mr. Joseph S. Steinberg as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation
pursuant to Rule 17.3[3] of the Company's Constitution

PROPOSAL #5.: Re-elect Mr. Graeme Rowley as a                              ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires by rotation
pursuant to Rule 17.3[3] of the Company's Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTESCUE METALS GROUP LTD
  TICKER:                N/A             CUSIP:     Q39360104
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, for the                             ISSUER          YES        AGAINST           AGAINST
purpose of Listing Rule 7.2 [exception 9(b)] and for
all other purposes, to grant incentive options and
issue shares pursuant to those incentive options from
 time to time upon the terms and conditions specified
 in the rules of the incentive option scheme; as

PROPOSAL #2.: Approve, for the purposes of Chapter 2E                      ISSUER          YES        AGAINST           AGAINST
 of the Corporations Act, Listing Rule 7.1 and
Listing Rule 10.14 and for all other purposes, to
grant of 600,000 Incentive options to Mr. Russell
Scrimshaw (or his permitted nominee) in  accordance
with the Incentive Option Scheme and otherwise on the
 terms and conditions; as specified

PROPOSAL #3.1: Approve and ratify, for the purposes                        ISSUER          YES          FOR               FOR
of Listing Rule 7.4 and for all other purposes, the
allotment and issue of 16,453,469 shares to Bocimar
International NV on the terms and conditions; as
specified

PROPOSAL #3.2: Approve and ratify, for the purposes                        ISSUER          YES          FOR               FOR
of Listing Rule 7.4 and for all other purposes, the
allotment and issue of 260,000,000 shares to the
Valin Nominees on the terms and conditions; as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          12/1/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: To comments on and justification of the                      ISSUER          NO           N/A               N/A
 recent events and the decisions taken during the
period 28 SEP to 10 OCT 2008, with respect to the
intervention of the Belgian, Dutch and Luxembourg
states and the future acquisition by BNP Paribas of
Fortis group assets

PROPOSAL #3.1: Appoint Mr. Etienne Davignon as a Non-                      ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors until the
end of the AGM of Shareholders in 2009, Mr. Etienne
Davignon will hold the title of Chairman

PROPOSAL #3.2: Appoint Mr. Jan Michiel Hessels as a                        ISSUER          NO           N/A               N/A
Non-Executive Member of the Board of Directors until
the end of the AGM of Shareholders in 2009

PROPOSAL #3.3: Appoint Mr. Philippe Bodson as a Non-                       ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors until the
end of the AGM of Shareholders in 2009

PROPOSAL #3.4: Appoint Mr. Louis Cheung Chi Yan as a                       ISSUER          NO           N/A               N/A
Non-Executive Member of the Board of Directors until
the end of the AGM of Shareholders in 2009

PROPOSAL #3.5: Appoint Mr. Karel De Boeck as a Member                      ISSUER          NO           N/A               N/A
 of the Board of Directors until the end of the OGM
of Shareholders in 2010, and Mr. Karel De Boeck will
carry out the function of Executive Director and will
 hold the title of Chief Executive Officer in
accordance with the current Articles of Association

PROPOSAL #4.: Closure                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          12/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: To comments on and justification of the                      ISSUER          NO           N/A               N/A
 recent events and the decisions taken during the
period 28 SEP to 10 OCT 2008, with respect to the
intervention of the Belgian, Dutch and Luxembourg
states and the future acquisition by BNP Paribas of
Fortis group assets

PROPOSAL #3.1: Appoint Mr. Etienne Davignon as a Non-                      ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors until the
end of the OGM of Shareholders in 2009, Mr. Etienne
Davignon will hold the title of Chairman

PROPOSAL #3.2: Appoint Mr. Jan Michiel Hessels as a                        ISSUER          NO           N/A               N/A
Non-Executive Member of the Board of Directors until
the end of the OGM of Shareholders in 2009

PROPOSAL #3.3: Appoint Mr. Philippe Bodson as a Non-                       ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors until the
end of the OGM of Shareholders in 2009

PROPOSAL #3.4: Appoint Mr. Louis Cheung Chi Yan as a                       ISSUER          NO           N/A               N/A
Non-Executive Member of the Board of Directors until
the end of the OGM of Shareholders in 2009

PROPOSAL #3.5: Appoint Mr. Karel De Boeck as a Member                      ISSUER          NO           N/A               N/A
 of the Board of Directors until the end of the OGM
of Shareholders in 2010, and Mr. Karel De Boeck will
carry out the function of Executive Director and will
 hold the title of Chief Executive Officer in
accordance with the current Articles of Association

PROPOSAL #4.1: To Special report by the Board of                           ISSUER          NO           N/A               N/A
Directors and deliberation in accordance with Article
 633, paragraph 1 of the Companies code

PROPOSAL #4.2: Approve to continue the business of                         ISSUER          NO           N/A               N/A
the Company after having been informed of the
measures set out in the special report aimed at
turning around the financial situation of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.1: Receive the special report by the                           ISSUER          NO           N/A               N/A
Board of Directors and deliberation in accordance
with Article 633, paragraph 1 of the Company's Code

PROPOSAL #2.2: Approve to continue the business of                         ISSUER          NO           N/A               N/A
the Company after having been informed of the
measures as specified special report aimed at turning
 around the financial situations of the Company

PROPOSAL #3.: Closing                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to postpone the decision to                          ISSUER          NO           N/A               N/A
continue the business of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approval of the decisions taken on 3, 5                      ISSUER          NO           N/A               N/A
 and 6 October 2008 by the Board of Directors of
Fortis SA/NV and of the agreements entered into in
implementation of these decisions (General Meeting of
 Shareholders convened by the co-chairmen of the
Committee of Experts appointed by the Court of Appeal
 of Brussels)

PROPOSAL #2.1: Report of the Board of Directors.                           ISSUER          NO           N/A               N/A

PROPOSAL #2.2: Interim report of the Committee of                          ISSUER          NO           N/A               N/A
Experts: conclusions and prospects.

PROPOSAL #2.3: Comments of the Board of Directors on                       ISSUER          NO           N/A               N/A
the interim report of the Committee of Experts.

PROPOSAL #2.4: Proposal to vote on item 2.5 on the                         ISSUER          NO           N/A               N/A
agenda.

PROPOSAL #2.5: Proposal to approve the sale of 100%                        ISSUER          NO           N/A               N/A
of the shares of Fortis Bank Nederland (Holding)
N.V., Fortis Verzekeringen Nederland N.V. and Fortis
Corporate Insurance N.V. to the Dutch state on 3
October 2008 in implementation of the decision of the
 Board of Directors of 3 October 2008, as summarised
in the shareholder circular.

PROPOSAL #2.6: Proposal to vote on item 2.7 on the                         ISSUER          NO           N/A               N/A
agenda.

PROPOSAL #2.7: Proposal to approve the sale of the                         ISSUER          NO           N/A               N/A
remaining 50% + 1 share of Fortis Bank SA/NV to the
Federal Participation and Investment Corporation
(SFPI/FPIM) on 10 October 2008 and the transactions
to be entered into, as the case may be, with the
SFPI/FPIM in implementation of the decision of the
Board of Directors of 5 and 6 October 2008, as this
sale and these transactions are summarised in the
shareholder circular.

PROPOSAL #2.8: Proposal to vote on item 2.9 on the                         ISSUER          NO           N/A               N/A
agenda.

PROPOSAL #2.9: Proposal to approve the sale of 100%                        ISSUER          NO           N/A               N/A
of the shares of Fortis Insurance Belgium SA/NV to
BNP Paribas S.A. on 10 October 2008 and the
transactions to be entered into with BNP Paribas S.A.
 and the Federal Participation and Investment
Corporation (SFPI/FPIM) in implementation of the
decision of the Board of Directors of 5 and 6 October
 2008, as this sale and these transactions are
summarised in the shareholder circular.

PROPOSAL #3.: Board of Directors; Appointments                             ISSUER          NO           N/A               N/A
(General Meeting of Shareholders convened by the
Board of Directors) The Chairman of the General
Meeting of Shareholders will acknowledge the
resignation of Mr Jan-Michiel Hessels, Mr Philippe
Bodson, Mr Richard Delbridge, Dame Clara Furse, Mr
Reiner Hagemann, Mr Jacques Manardo, Mr Alo s
Michielsen, Mr Ronald Sandler, Mr Rana Talwar and Mr
Klaas Westdijk, provided that the Board of Directors
is composed of at least three members following the
appointments proposed below. Proposal to appoint,
subject to approval by the CBFA and appointment as a
member of the Board of Directors of Fortis N.V.

PROPOSAL #3.1: Mr Ludwig Criel, as non-executive                           ISSUER          NO           N/A               N/A
member of the Board of Directors, until the
conclusion of the Ordinary General Meeting of
Shareholders of 2011.

PROPOSAL #3.2: Mr Guy de Selliers de Moranville, as                        ISSUER          NO           N/A               N/A
non-executive member of the Board of Directors, until
 the conclusion of the Ordinary General Meeting of
Shareholders of 2011.

PROPOSAL #3.3: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Philippe Casier, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Philippe
Casier has been proposed by a group  of shareholders
representing at least 1% of the capital and
represented by Deminor International SCRL and the
Vereniging van Effectenbezitters (VEB), in accordance
 with Article 18 b) 4) ii of the Articles of

PROPOSAL #3.4: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Jozef De Mey, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Jozef De
Mey has been proposed by Ping An  Insurance (Group)
Company of China, Ltd., a shareholder representing at
 least 1% of the capital, in accordance with Article
18 b) 4) ii of the Articles of Association.

PROPOSAL #3.5: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Andrew Doman, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Andrew
Doman has been proposed by Ping An Insurance (Group)
Company of China, Ltd., a shareholder representing at
 least 1% of the capital, in accordance with Article
18 b) 4) ii of the Articles of Association.

PROPOSAL #3.6: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Georges Ugeux, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Georges
Ugeux has been proposed by a group of shareholders
representing at least 1% of the capital and
represented by Deminor International SCRL and the
Vereniging van Effectenbezitters (VEB), in accordance
 with Article 18 b) 4) ii of the Articles of

PROPOSAL #3.7: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Dirk van Daele, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Dirk van
Daele has been proposed by a group  of shareholders
representing at least 1% of the capital and
represented by Deminor International SCRL and the
Vereniging van Effectenbezitters (VEB), in accordance
 with Article 18 b) 4) ii of the Articles of

PROPOSAL #3.8: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Jan Zegering Hadders, as
non-executive member of the Board of Directors, until
 the conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Jan
Zegering Hadders has been  proposed by a group of
shareholders representing at least 1% of the capital
and represented by Deminor International SCRL and the
 Vereniging van Effectenbezitters (VEB), in
accordance with Article 18 b) 4) ii of the Articles

PROPOSAL #4.: Close                                                        ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approval of the decisions taken on 3, 5                      ISSUER          NO           N/A               N/A
 and 6 October 2008 by the Board of Directors of
Fortis SA/NV and of the agreements entered into in
implementation of these decisions (General Meeting of
 Shareholders convened by the co-chairmen of the
Committee of Experts appointed by the Court of Appeal
 of Brussels)

PROPOSAL #2.1: Report of the Board of Directors.                           ISSUER          NO           N/A               N/A

PROPOSAL #2.2: Interim report of the Committee of                          ISSUER          NO           N/A               N/A
Experts: conclusions and prospects.

PROPOSAL #2.3: Comments of the Board of Directors on                       ISSUER          NO           N/A               N/A
the interim report of the Committee of Experts.

PROPOSAL #2.4: Proposal to vote on item 2.5 on the                         ISSUER          NO           N/A               N/A
agenda.

PROPOSAL #2.5: Proposal to approve the sale of 100%                        ISSUER          NO           N/A               N/A
of the shares of Fortis Bank Nederland (Holding)
N.V., Fortis Verzekeringen Nederland N.V. and Fortis
Corporate Insurance N.V. to the Dutch state on 3
October 2008 in implementation of the decision of the
 Board of Directors of 3 October 2008, as summarised
in the shareholder circular.

PROPOSAL #2.6: Proposal to vote on item 2.7 on the                         ISSUER          NO           N/A               N/A
agenda.

PROPOSAL #2.7: Proposal to approve the sale of the                         ISSUER          NO           N/A               N/A
remaining 50% + 1 share of Fortis Bank SA/NV to the
Federal Participation and Investment Corporation
(SFPI/FPIM) on 10 October 2008 and the transactions
to be entered into, as the case may be, with the
SFPI/FPIM in implementation of the decision of the
Board of Directors of 5 and 6 October 2008, as this
sale and these transactions are summarised in the
shareholder circular.

PROPOSAL #2.8: Proposal to vote on item 2.9 on the                         ISSUER          NO           N/A               N/A
agenda.

PROPOSAL #2.9: Proposal to approve the sale of 100%                        ISSUER          NO           N/A               N/A
of the shares of Fortis Insurance Belgium SA/NV to
BNP Paribas S.A. on 10 October 2008 and the
transactions to be entered into with BNP Paribas S.A.
 and the Federal Participation and Investment
Corporation (SFPI/FPIM) in implementation of the
decision of the Board of Directors of 5 and 6 October
 2008, as this sale and these transactions are
summarised in the shareholder circular.

PROPOSAL #3: Board of Directors; Appointments                              ISSUER          NO           N/A               N/A
(General Meeting of Shareholders convened by the
Board of Directors) The Chairman of the General
Meeting of Shareholders will acknowledge the
resignation of Mr Jan-Michiel Hessels, Mr Philippe
Bodson, Mr Richard Delbridge, Dame Clara Furse, Mr
Reiner Hagemann, Mr Jacques Manardo, Mr Alo s
Michielsen, Mr Ronald Sandler, Mr Rana Talwar and Mr
Klaas Westdijk, provided that the Board of Directors
is composed of at least three members following the
appointments proposed below. Proposal to appoint,
subject to approval by the CBFA and appointment as a
member of the Board of Directors of Fortis N.V.

PROPOSAL #3.1: Mr Ludwig Criel, as non-executive                           ISSUER          NO           N/A               N/A
member of the Board of Directors, until the
conclusion of the Ordinary General Meeting of
Shareholders of 2011.

PROPOSAL #3.2: Mr Guy de Selliers de Moranville, as                        ISSUER          NO           N/A               N/A
non-executive member of the Board of Directors, until
 the conclusion of the Ordinary General Meeting of
Shareholders of 2011.

PROPOSAL #3.3: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Philippe Casier, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Philippe
Casier has been proposed by a group  of shareholders
representing at least 1% of the capital and
represented by Deminor International SCRL and the
Vereniging van Effectenbezitters (VEB), in accordance
 with Article 18 b) 4) ii of the Articles of

PROPOSAL #3.4: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Jozef De Mey, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Jozef De
Mey has been proposed by Ping An  Insurance (Group)
Company of China, Ltd., a shareholder representing at
 least 1% of the capital, in accordance with Article
18 b) 4) ii of the Articles of Association.

PROPOSAL #3.5: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Andrew Doman, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Andrew
Doman has been proposed by Ping An Insurance (Group)
Company of China, Ltd., a shareholder representing at
 least 1% of the capital, in accordance with Article
18 b) 4) ii of the Articles of Association.

PROPOSAL #3.6: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Georges Ugeux, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Georges
Ugeux has been proposed by a group of shareholders
representing at least 1% of the capital and
represented by Deminor International SCRL and the
Vereniging van Effectenbezitters (VEB), in accordance
 with Article 18 b) 4) ii of the Articles of

PROPOSAL #3.7: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Dirk van Daele, as non-
executive member of the Board of Directors, until the
 conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Dirk van
Daele has been proposed by a group  of shareholders
representing at least 1% of the capital and
represented by Deminor International SCRL and the
Vereniging van Effectenbezitters (VEB), in accordance
 with Article 18 b) 4) ii of the Articles of

PROPOSAL #3.8: PLEASE NOTE THAT THIS IS A                                  ISSUER          NO           N/A               N/A
SHAREHOLDERS PROPOSAL. Mr Jan Zegering Hadders, as
non-executive member of the Board of Directors, until
 the conclusion of the Ordinary General Meeting of
Shareholders of 2011. The candidacy of Mr Jan
Zegering Hadders has been  proposed by a group of
shareholders representing at least 1% of the capital
and represented by Deminor International SCRL and the
 Vereniging van Effectenbezitters (VEB), in
accordance with Article 18 b) 4) ii of the Articles

PROPOSAL #4.: Closing                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          2/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.1: Elect Mr Ludwig Criel, as non-                              ISSUER          NO           N/A               N/A
executive member of the Board of Directors, until the
 conclusion of the Annual General  Meeting of

PROPOSAL #2.2: Elect Mr Guy de Selliers de                                 ISSUER          NO           N/A               N/A
Moranville, as non-executive member of the Board of
Directors, until the conclusion of the  Annual
General Meeting of Shareholders of 2011.

PROPOSAL #2.3: General Meeting of Shareholders of                          ISSUER          NO           N/A               N/A
2011. The candidacy of Mr Philippe Casier has been
proposed by a group of  shareholders representing at
least 1% of the capital and represented by Deminor
International SCRL and the  Vereniging van
Effectenbezitters (VEB), in accordance with Article
18 b) 4) ii of the Articles of Association.

PROPOSAL #2.4: Meeting of Shareholders of 2011. The                        ISSUER          NO           N/A               N/A
candidacy of Mr Jozef De Mey has been proposed by
Ping An Insurance  (Group) Company of China, Ltd., a
shareholder representing at least 1% of the capital,
in accordance with Article  18 b) 4) ii of the
Articles of Association.

PROPOSAL #2.5: General Meeting of Shareholders of                          ISSUER          NO           N/A               N/A
2011. The candidacy of Mr Andrew Doman has been
proposed by Ping An  Insurance (Group) Company of
China, Ltd., a shareholder representing at least 1%
of the capital, in accordance  with Article 18 b) 4)
ii of the Articles of Association.

PROPOSAL #2.6: General Meeting of Shareholders of                          ISSUER          NO           N/A               N/A
2011. The candidacy of Mr Georges Ugeux has been
proposed by a group of  shareholders representing at
least 1% of the capital and represented by Deminor
International SCRL and the  Vereniging van
Effectenbezitters (VEB), in accordance with Article
18 b) 4) ii of the Articles of Association.

PROPOSAL #2.7: General Meeting of Shareholders of                          ISSUER          NO           N/A               N/A
2011. The candidacy of Mr Dirk van Daele has been
proposed by a group of  shareholders representing at
least 1% of the capital and represented by Deminor
International SCRL and the  Vereniging van
Effectenbezitters (VEB), in accordance with Article
18 b) 4) ii of the Articles of Association.

PROPOSAL #2.8: General Meeting of Shareholders of                          ISSUER          NO           N/A               N/A
2011. The candidacy of Mr Jan Zegering Hadders has
been proposed by a  group of shareholders
representing at least 1% of the capital and
represented by Deminor International SCRL and  the
Vereniging van Effectenbezitters (VEB), in accordance
 with Article 18 b) 4) ii of the Articles of

PROPOSAL #3.: The amendment of the Articles of                             ISSUER          NO           N/A               N/A
Association relates to a limited indemnification
under the Articles of Association, customary  in the
Netherlands, for persons who were as at 3 October
2008 or who became after 3 October 2008 members of
the Board of  Directors of the company.

PROPOSAL #4.: Close                                                        ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve, project with BNP Paribas                            ISSUER          NO           N/A               N/A
proposal, the project based, on the one hand, on the
partnering of Fortis Bank SA/NV to BNP Paribas S.A.
and, on the other hand, on the consolidation of the
'Bancassurance Model' through a sale by Fortis
Insurance N.V. of 25% plus one share in Fortis
Insurance Belgium SA/NV to Fortis Bank SA/NV and
through the creation of a strategic partnership
between the BNP Paribas Group [including Fortis Bank
SA/NV] and the Fortis Group; the terms and conditions
 of this project are as specified in an agreement
between Fortis SA/NV, Fortis N.V., Fortis Brussels
SA/NV, Fortis Utrecht N.V., Fortis Insurance N.V.,
BNP Paribas S.A., the Societe Federale de
Participations et d'Investissement/Federale
Participatieen Investeringsmaatschappij, the Belgian
state, Fortis Bank SA/NV and Fortis Insurance Belgium
 SA/NV and as specified

PROPOSAL #3.1: Appoint Mr. Frank Arts as a Non-                            ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, until the
 end of the AGM of Shareholders of 2011

PROPOSAL #3.2: Appoint Mr. Guy De Selliers De                              ISSUER          NO           N/A               N/A
Moranville as a Non-Executive Member of the Board of
Directors, until the end of the AGM of Shareholders
of 2011

PROPOSAL #3.3: Appoint Mr. Roel Nieuwdorp as a Non-                        ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, until the
 end of the AGM of Shareholders of 2011

PROPOSAL #3.4: Appoint Mr. Lionel Perl as a Non-                           ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, until the
 end of the AGM of Shareholders of 2011

PROPOSAL #3.5: Appoint Mr. Jin Shaoliang as a Non-                         ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, until the
 end of the AGM of Shareholders of 2011

PROPOSAL #4.1: Amend the Articles of Association in                        ISSUER          NO           N/A               N/A
accordance with a draft prepared by De Brauw
Blackstone Westbroek N.V., the amendments include:
[i] a change of the registered seat to Utrecht, [ii]
a decrease of the registered capital and a deletion
of all references to Preference Shares, [iii] a
reduction of the maximum number of Directors to 11
and [iv] the introduction of a limited
indemnification for the Directors

PROPOSAL #4.2: Authorize any and all Members of the                        ISSUER          NO           N/A               N/A
Board of Directors as well as any and all Civil-Law
notaries, Associates and paralegals practicing with
De Brauw Blackstone Westbroek to finalize the
required notarial deed of amendment to the Articles
of Association, to apply for the required ministerial
 declaration of no objection, as well as to execute
the notarial deed of amendment to the Articles of
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          4/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Open meeting                                                 ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve the proposed transactions                            ISSUER          NO           N/A               N/A
between Fortis SA/NV, BNP Paribas S.A., the Belgian
State, and related parties, as laid down in the
shareholder circular

PROPOSAL #3.1.: Elect Mr. Frank Arts as a Director                         ISSUER          NO           N/A               N/A

PROPOSAL #3.2.: Elect Mr. Guy De Selliers De                               ISSUER          NO           N/A               N/A
Moranville as a Director

PROPOSAL #3.3.: Elect Mr. Roel Nieuwdorp as a Director                     ISSUER          NO           N/A               N/A

PROPOSAL #3.4.: Elect Mr. Lionel Perl as a Director                        ISSUER          NO           N/A               N/A

PROPOSAL #3.5.: Elect Mr. Jin Shaoliang as a Director                      ISSUER          NO           N/A               N/A

PROPOSAL #4.1.: Authorize the repurchase of upto 10%                       ISSUER          NO           N/A               N/A
of issued share capital

PROPOSAL #4.2.: Authorize the disposal of, including                       ISSUER          NO           N/A               N/A
reissuance, of repurchased shares

PROPOSAL #5.1.1: Approve the reduction in share                            ISSUER          NO           N/A               N/A
capital to set off losses for FY 2008

PROPOSAL #5.1.2: Approve the reduction in share                            ISSUER          NO           N/A               N/A
capital, book corresponding amount under 'reserves
available for distribution, and amend Articles
accordingly

PROPOSAL #5.2.1: Receive the special Board report                          ISSUER          NO           N/A               N/A

PROPOSAL #5.2.2: Grant authority for the issuance of                       ISSUER          NO           N/A               N/A
equity with or without preemptive rights and amend
Articles accordingly

PROPOSAL #5.3.: Amend the Articles regarding decrease                      ISSUER          NO           N/A               N/A
 maximum number of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve, the project based, on the one                       ISSUER          NO           N/A               N/A
hand, on the partnering of Fortis Bank SA/NV to BNP
Paribas S.A. and, on the other hand, on the
consolidation of the 'bancasurance model' through a
sale by Fortis Insurance N.V. of 25%+1 share in
Fortis Insurance Belgium SA/NV to Fortis Bank SA/NV
and through the creation of a strategic partnership
between the BNP Paribas Group [including Fortis Bank
SA/NV] and the Fortis Group, the terms and conditions
 of this project are laid down in an Agreement
between Fortis SA/NV, Fortis N.V., Fortis Brussels
SA/NV, Fortis Utrecht N.V., Fortis Insurance N.V.,
BNP Paribas S.A., the Soci t F d rale de
Participations SA/NV et d'Investissement/Federale
Participatie- en Investeringsmaatschappij SA/NV, the
Belgian State, Fortis Bank SA/NV and Fortis Insurance
 Belgium SA/NV and are summarized in the shareholder

PROPOSAL #3.1.1: Discussion of the annual report on                        ISSUER          NO           N/A               N/A
the financial year 2008

PROPOSAL #3.1.2: Discussion of the consolidated                            ISSUER          NO           N/A               N/A
annual accounts for the financial year 2008

PROPOSAL #3.1.3: Approve the discussion and proposal,                      ISSUER          NO           N/A               N/A
 of the statutory annual accounts of the Company for
the FY 2008

PROPOSAL #3.1.4: Approve the profit appropriation of                       ISSUER          NO           N/A               N/A
the Company for the FY 2007

PROPOSAL #3.2: Comments on dividend policy                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.3.1: Grant discharge to the Members of                         ISSUER          NO           N/A               N/A
the Board of Directors for the financial year 2008

PROPOSAL #3.3.2: Grant discharge to the Auditors for                       ISSUER          NO           N/A               N/A
the financial year 2008

PROPOSAL #4.: Comments on Fortis' governance relating                      ISSUER          NO           N/A               N/A
 to the reference codes and the applicable provisions
 regarding Corporate governance

PROPOSAL #5.1: Appoint Mr. Frank Arts as a Non-                            ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, until the
 end of the OGM of Shareholders of 2011

PROPOSAL #5.2: Appoint Mr. Knight Guy de Selliers de                       ISSUER          NO           N/A               N/A
Moranville as a Non-Executive Member of the Board of
Directors, until the end of the OGM of Shareholders
of 2011

PROPOSAL #5.3: Appoint Mr. Roel Nieuwdorp as a Non-                        ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, until the
 end of the OGM of Shareholders of 2011

PROPOSAL #5.4: Appoint Mr. Lionel Perl as a Non-                           ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, until the
 end of the OGM of Shareholders of 2011

PROPOSAL #5.5: Appoint Mr. Jin Shaoliang as a Non-                         ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, until the
 end of the OGM of Shareholders of 2011

PROPOSAL #6.1: Authorize the Board of Directors of                         ISSUER          NO           N/A               N/A
the company, and the Boards of its direct
subsidiaries, to acquire Fortis Units, in which
twinned Fortis SA/NV shares are incorporated, up to
maximum 10% of the issued shares, for exchange values
 equivalent to the closing price of the Fortis Unit
on Euronext Brussels and Euronext Amsterdam on the
day immediately preceding the acquisition, plus a
maximum of 15% or minus a maximum of 15%, [for a
period of 18 months starting after the end of the
General Meeting which will deliberate this point]

PROPOSAL #6.2: Authorize the Board of Directors of                         ISSUER          NO           N/A               N/A
the company and the Boards of its direct
subsidiaries, to dispose of Fortis Units, in which
twinned Fortis SA/NV shares are incorporated, under
the conditions it will determine; [for a period of 18
 months starting after the end of the General Meeting
 which will deliberate this point]

PROPOSAL #7.1.1: Approve, the proposal, to                                 ISSUER          NO           N/A               N/A
restructure the own funds of the Company and to
reduce the Company capital in order to discharge EUR
22,506,376,781.48 in losses recorded by the Company
(statutory accounts under Belgian GAAP 2008 year-end)
 in 2008 as follows: - Reduction of the Reserves
available for distribution by an amount of EUR
5,357,718,878.08; - Reduction of the Share premium
reserve by an amount of EUR 9,239,682,069.75; -
Reduction of the Legal reserve by an amount of EUR
660,385,483.55; - Reduction of the Subscribed capital

PROPOSAL #7.1.2: Approve to reduce the Subscribed                          ISSUER          NO           N/A               N/A
capital by an amount of EUR 2,475,574,860.76 and to
add this amount to the reserves available for
distribution; and proposal to amend Article 8 of the
Articles of Association as specified, and the capital
 reductions will be applied in the first instance to
the taxed reserves incorporated in the Subscribed
capital and share premium reserves and subsequently
to the paid-up Subscribed capital and Share premium
as recognized for tax purposes, the capital
reductions aim to restore Fortis SA/NVs capacity to
distribute dividends in the future and to re-allow
the Board of Directors to make use of the authorised
capital by reducing the par value of the Fortis SA/NV
 shares to EUR 0.42

PROPOSAL #7.2.1: Communication of the special report                       ISSUER          NO           N/A               N/A
by the Board of Directors on the use and purpose of
the authorized capital prepared in accordance with
Article 604 of the Belgian Companies code

PROPOSAL #7.2.2: Approve, to cancel the unused                             ISSUER          NO           N/A               N/A
balance of the authorised capital, as mentioned in
Article 9 a) of the Articles of Association, existing
 at the date of the publication in the Belgian
Official Gazette of the amendment to the Articles of
Association of the Company resolved by the EGM of
Shareholders and to modify the paragraph a) worded as
 specified

PROPOSAL #7.3: Amend article 13 a] first sentence as                       ISSUER          NO           N/A               N/A
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTIS SA/NV, BRUXELLES
  TICKER:                N/A             CUSIP:     B4399L102
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve the project based, on the one                        ISSUER          NO           N/A               N/A
hand, on the partnering of Fortis Bank SA/NV to BNP
Paribas S.A. and, on the other hand, on the
consolidation of the 'bancassurance model' through a
sale by Fortis Insurance N.V. of 25% plus one share
in Fortis Insurance Belgium SA/NV to Fortis Bank
SA/NV and through the creation of a strategic
partnership between the BNP Paribas Group [including
Fortis Bank SA/NV] and the Fortis Group. The terms
and conditions of this project are laid down in an
Agreement between Fortis SA/NV, Fortis N.V., Fortis
Brussels SA/NV, Fortis Utrecht N.V., Fortis Insurance
 N.V., BNP Paribas S.A., the Societe Federale de
Participations SA/NV et d'Investissement/Federale
Participatie- en Investeringsmaatschappij SA/NV, the
Belgian state, Fortis Bank SA/NV and Fortis Insurance
 Belgium SA/NV as specified

PROPOSAL #3.1.1: Discussion of the annual report on                        ISSUER          NO           N/A               N/A
the financial year 2008

PROPOSAL #3.1.2: Discussion of the consolidated                            ISSUER          NO           N/A               N/A
annual accounts for the financial year 2008

PROPOSAL #3.1.3: Adopt the statutory annual accounts                       ISSUER          NO           N/A               N/A
of the Company for the FY 2008

PROPOSAL #3.2: Comments on dividend policy                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.3: Grant discharge to the Members of the                       ISSUER          NO           N/A               N/A
Board of Directors for the financial year 2008

PROPOSAL #4.: Comments on Fortis' governance relating                      ISSUER          NO           N/A               N/A
 to the reference codes and the applicable provisions
 regarding Corporate governance

PROPOSAL #5.1: Appoint Mr. Frank Arts as a Non-                            ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, subject
to the approval of the Dutch central bank and the
appointment as a Member of the Board of Directors of
Fortis SA/NV, until the end of the AGM of
Shareholders of 2011

PROPOSAL #5.2: Appoint Mr. Knight Guy de Selliers de                       ISSUER          NO           N/A               N/A
Moranville, as a Non-Executive Member of the Board of
 Directors, subject to the approval of the Dutch
central bank and the appointment as a Member of the
Board of Directors of Fortis SA/NV, until the end of
the AGM of Shareholders of 2011

PROPOSAL #5.3: Appoint Mr. Roel Nieuwdorp, as a Non-                       ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, subject
to the approval of the Dutch central bank and the
appointment as a Member of the Board of Directors of
Fortis SA/NV, until the end of the AGM of
Shareholders of 2011

PROPOSAL #5.4: Appoint Mr. Lionel Perl, as a Non-                          ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, subject
to the approval of the Dutch central bank and the
appointment as a Member of the Board of Directors of
Fortis SA/NV, until the end of the AGM of
Shareholders of 2011

PROPOSAL #5.5: Appoint Mr. Jin Shaoliang, as a Non-                        ISSUER          NO           N/A               N/A
Executive Member of the Board of Directors, subject
to the approval of the Dutch central bank and the
appointment as a Member of the Board of Directors of
Fortis SA/NV, until the end of the AGM of
Shareholders of 2011

PROPOSAL #6.1: Amend the Articles of Association in                        ISSUER          NO           N/A               N/A
accordance with a draft prepared by De Brauw
Blackstone Westbroek N.V. the amendments include [i]
a change of the registered seat to Utrecht, [ii] a
decrease of the authorized capital and a deletion of
all references to Preference Shares, [iii] a
reduction of the maximum number of Directors to 11
and [iv] the introduction of a limited

PROPOSAL #6.2: Amend the Article 3, as specified                           ISSUER          NO           N/A               N/A

PROPOSAL #6.3: Authorize the Board of Directors, to                        ISSUER          NO           N/A               N/A
amend paragraph b] of Article 9 with respect to the
current delegation, to issue twinned shares or to
grant rights to subscribe for shares, including the
issue of options or conversion of options, and
article 11 with respect to the limitation or
exclusion of pre-emption rights such that this
delegation is extended to 31 MAY 2012, the first
sentence of paragraph b] of Article 9 shall then read

PROPOSAL #6.4: Amend the first sentence of paragraph                       ISSUER          NO           N/A               N/A
a] of article 13 as specified

PROPOSAL #6.5: Amend Article 17: Remuneration as                           ISSUER          NO           N/A               N/A
specified

PROPOSAL #6.6: Amend Article 18 and Article 22b as                         ISSUER          NO           N/A               N/A
specified

PROPOSAL #6.7: Authorize any and all Members of the                        ISSUER          NO           N/A               N/A
Board of Directors as well as any and all Civil-Law
notaries, Associates and paralegals practising with
De Brauw Blackstone Westbroek to draw up the draft of
 the required notarial deed of amendment to the
Articles of Association, to apply for the required
ministerial declaration of no-objection, as well as
to execute the notarial deed of amendment to the
Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FORTUM CORPORATION, ESPOO
  TICKER:                N/A             CUSIP:     X2978Z118
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Calling the meeting                                          ISSUER          NO           N/A               N/A

PROPOSAL #3.: Election of persons to scrutinize the                        ISSUER          NO           N/A               N/A
minutes and to supervise the counting of votes

PROPOSAL #4.: Legality of the meeting                                      ISSUER          NO           N/A               N/A

PROPOSAL #5.: Recording the attendance at the meeting                      ISSUER          NO           N/A               N/A
 and list of votes

PROPOSAL #6.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements, consolidated financial statements,
operating and financial review, the audit report and
the statement of the Supervisory Board for the YE 2008

PROPOSAL #7.: Adopt the accounts                                           ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the actions on profit or loss                        ISSUER          YES          FOR               FOR
and to pay a dividend of EUR 1.00 per share

PROPOSAL #9.: Grant discharge from liability                               ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #11.: Approve the number of Supervisory                           ISSUER          YES          FOR               FOR
Board Members

PROPOSAL #12.: Elect the Supervisory Board                                 ISSUER          YES          FOR               FOR

PROPOSAL #13.: Approve the remuneration of the Board                       ISSUER          YES          FOR               FOR
Members

PROPOSAL #14.: Approve the number of Board Members                         ISSUER          YES          FOR               FOR

PROPOSAL #15.: Elect Messrs. P.F. Agernas, M. Lehti,                       ISSUER          YES          FOR               FOR
E. Aho, I. Ervasti-Vaintola, B. Johansson-Hedberg, C.
 Rammschmidt and S. Baldauf as the Board Members

PROPOSAL #16.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditor(s)

PROPOSAL #17.: Elect Deloitte and Touche Ltd as the                        ISSUER          YES          FOR               FOR
Auditor

PROPOSAL #18.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PORPOSAL: appoint  the Nomination

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOSCHINI LTD
  TICKER:                N/A             CUSIP:     S29260122
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the annual financial                      ISSUER          YES          FOR               FOR
 statements of the Company and the Group for the YE
31 MAR 2008

PROPOSAL #O.2: Re-appoint KPMG Inc. as the Auditors                        ISSUER          YES          FOR               FOR
of the Company, until the AGM and authorize the
Directors to determine the remuneration for the past

PROPOSAL #O.3: Approve the remuneration to be paid to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for the YE 31 MAR 2009,
as specified

PROPOSAL #O.4: Re-elect Mr. Ronnie Stein as an                             ISSUER          YES          FOR               FOR
Executive Director, who is retiring by rotation, in
accordance with the provisions of the Articles of
Association of the Company

PROPOSAL #O.5: Re-elect Mr. Neville H. Goodwin as an                       ISSUER          YES          FOR               FOR
Independent Non- Executive Director, who is retiring
by rotation, in accordance with the provisions of the
 Articles of Association of the Company

PROPOSAL #O.6: Re-elect Mr. Michael Lewis as an Non-                       ISSUER          YES          FOR               FOR
Executive Director, who is retiring by rotation, in
accordance with the provisions of the Articles of
Association of the Company

PROPOSAL #S.1: Approve the Company contemplated in                         ISSUER          YES          FOR               FOR
Sections 85(2) and 85(3) of the Companies Act, 1973
[Act No. 61 of 1973] as amended [the Act], the
acquisition by the Company or any of its subsidiaries
 from time to time of the issued ordinary shares of
the Company, upon such terms and conditions and in
such amounts as the Directors of the Company may from
 time to time determine, but subject to the Articles
of Association of the Company, the provisions of the
Act and the Listings Requirements of the JSE Limited
[JSE] as presently constituted and which may be
amended from time to time, and subject to the
repurchase of securities being effected through the
order book operated by the JSE trading system and
done without any prior understanding or arrangement
between the Company and the counterparty [reported
trades are prohibited]; repurchase may not be made at
 a price greater than 10% the weighted average of the
 market value for the securities for the 5 business
days immediately preceding the date on which the
transaction is effected; at any point in time, a
Company may only appoint 1 agent to effect any
repurchases on the Company's behalf ; issuers may
only undertake a repurchase of securities, if, after
such repurchase, it still complies with Paragraphs
3.37 to 3.41 concerning shareholder spread
requirements; an issuer or its subsidiaries may not
repurchase securities during a prohibited period as
defined in Paragraph 3.67 and the acquisition of
ordinary shares in any 1 FY may not exceed, in
aggregate 20% of the Company's issued ordinary share
capital of that class, at the time that approval is
granted, and the acquisition of shares by a
subsidiary of the Company may not exceed 10% in
aggregate in any 1 financial year of the number of
issued shares of the Company of that Class; and
[Authority expires the earlier of the next AGM or 15
months]; statement by the Board of Directors of the
Company; pursuant to and in terms of the Listings
Requirements of the JSE, the Board of Directors of
the Company hereby states: 1] the intention of the
Directors of the Company is to utilize the general
authority if at some future date the cash resources
of the Company are in excess of its requirements, in
this regard the Directors will take account of, inter
 alia, an appropriate capitalization structure for
the Company, the long-term cash needs of the Company,
 and will ensure that any such utilization is in the
interests of shareholders; and 2] in determining the
method by which the Company intends to repurchase its
 securities, the maximum number of securities to be
repurchased and the date on which such repurchase
will take place, the Directors of the Company will
ensure that: 2.1] the Company and the group will be
able to pay their debts as they become due in the
ordinary course of business for the next 12 months;
2.2] the assets of the Company and the Group will be
in excess of the liabilities of the Company and the
group for the next 1 2 months, for this purpose, the
assets and liabilities will be recognized and

PROPOSAL #O.7: Authorize any Director of the Company                       ISSUER          YES          FOR               FOR
to do all such things and sign all such documents as
may be necessary for or incidental to the
implementation of Ordinary Resolutions 1 to 6 and
Special Resolution Number 1 proposed at the meeting
convening to consider this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOSTERS GROUP LTD
  TICKER:                N/A             CUSIP:     Q3944W187
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mrs. M L Cattermole as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #2.: Re-elect Mr. P.A. Clinton as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.: Re-elect Mr. M. J. Ullmer as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #4.: Approve to increase the total amount of                      ISSUER          YES          FOR               FOR
 Directors' fees that may be received by the
Company's Non-Executive Directors from AUD 1,750,000
to AUD 2,000,000 per FY, such amount to be inclusive
of superannuation guarantee charge contributions

PROPOSAL #S.5: Adopt, the existing constitution of                         ISSUER          YES          FOR               FOR
the Company is repealed and that the constitution in
the form tabled at the meeting as the new
Constitution of the Company, with effect from the

PROPOSAL #S.6: Approve to insert a proportional                            ISSUER          YES          FOR               FOR
takeover provision into the constitution as Rule 7.5
in the form as specified, with effect from the close
of this meeting for a period of 3 years

PROPOSAL #7.: Adopt the remuneration report required                       ISSUER          YES          FOR               FOR
by Section 300A of the Corporations Act, as specified
 in the Directors' report of the Company, for the  YE
 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOSUN INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Y2618Y108
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements of the Company and the reports
of the Directors of the Company and the Auditors for
the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.1: Re-elect Mr. Liang Xinjun as an                             ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.2: Re-elect Mr. Wang Qunbin as an                              ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.3: Re-elect Mr. Fan Wei as an Executive                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #3.4: Re-elect Dr. Chen Kaixian as an                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company

PROPOSAL #3.5: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the remuneration of the Directors
of the Company

PROPOSAL #4.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Auditors and authorize the Board of Directors to fix
 their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase its shares, subject to and in accordance
with the applicable laws, not exceeding 10% of the
total nominal amount of the share capital of the
Company in issue on the date of passing of this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable laws to

PROPOSAL #6.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with authorized and unissued shares in the
capital of the Company and to make or grant offers,
agreements and options which might require the
exercise in this resolution and the aggregate nominal
 amount of share capital allotted or agreed
conditionally or unconditionally to be allotted by
the Directors during the relevant period, otherwise
than pursuant to: i) a Rights Issue; ii) the exercise
 of options under a share option scheme of the
Company; and iii) any scrip dividend scheme or
similar arrangement, not exceeding 20% of the
aggregate nominal amount of the issued share capital
of the Company on the date of the passing of this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable laws to

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of the Resolutions 5 and 6, to extend the general
mandate Resolution 6 by the addition to the aggregate
 nominal amount of shares which may be allotted and
issued or agreed conditionally or unconditionally to
be allotted and issued by the Directors of the
Company pursuant to such general mandate of an amount
 representing the aggregate nominal amount of shares
purchased by the Company pursuant to the mandate
referred to in Resolution 5, provided that such
amount shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue
on the date of the passing of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOXCONN INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G36550104
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve to receive the                           ISSUER          YES          FOR               FOR
audited consolidated financial statements of the
Company and its subsidiaries for the YE 31 DEC 2008
together with the reports of the Directors and the
Independent Auditors thereon

PROPOSAL #2.I: Re-elect Mr. Chin Wai Leung, Samuel as                      ISSUER          YES          FOR               FOR
 a Director and authorize the Board of Director of
the Company to fix his remuneration

PROPOSAL #2.II: Re-elect Mr. Chang Ban Ja, Jimmy as a                      ISSUER          YES          FOR               FOR
 Director and authorize the Board of Director of the
Company to fix his remuneration

PROPOSAL #2.III: Re-elect Ms. Gou Hsiao Ling as a                          ISSUER          YES          FOR               FOR
Director and authorize the Board of Director of the
Company to fix his remuneration

PROPOSAL #2.IV: Re-elect Mr. Chen Fung Ming as a                           ISSUER          YES          FOR               FOR
Director and authorize the Board of Director of the
Company to fix his remuneration

PROPOSAL #3.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the Board
of Directors of the Company to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the                               ISSUER          YES          FOR               FOR
Company[Directors], to purchase shares of the Company
 [Shares], subject to and in accordance with the
applicable Laws and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange of Hong Kong Limited [Listing Rules], not
exceed 10% of the total nominal amount of the share
capital of the Company in issue on the date of
passing of this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by its
Memorandum and Articles of Association]

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares and
to make or grant offers, agreements, options
[including bonds, warrants and debenture or other
securities exchangeable for or convertible into
shares] and rights of exchange or conversion which
would or might require the exercise of such power,
subject to and in accordance with all applicable Laws
 and requirements of the Listing Rules, otherwise
than pursuant to: i) a Rights Issue; or ii) any
option scheme or similar arrangement for the time
being adopted for the granting or issuance of Shares
or rights to acquire Shares; or iii) any scrip
dividend scheme or similar arrangement providing for
the allotment of Shares in lieu of the whole or part
of a dividend on shares in accordance with the
Articles of Association of the Company, shall not
exceed 20% of the total nominal amount of the share
capital of the Company in issue on the date of

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolution 4 and 5, above the general mandate granted
 to the Directors to allot, issue and deal with any
additional shares pursuant to Resolution 5 by the
addition thereto of the total nominal amount of
shares which may be purchased by the Company under
authority granted pursuant to Resolution 4, such
amount of shares so purchased shall not exceed 10% of
 the total nominal amount of the share capital of the
 Company in issue on the date of passing of this

PROPOSAL #7.: Authorize the Directors, to allot,                           ISSUER          YES          FOR               FOR
issue and deal with additional shares to be issued
under the Share Scheme adopted by the Company on 12
JAN 2005 [as amended from time to time]; the
aggregate nominal amount of additional shares
allotted, issued or dealt with, by the Directors
pursuant to the approval in this Resolution 7 shall
not exceed 2%of the total nominal amount of the share
 capital of the Company in issue on the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FOXCONN TECHNOLOGY CO LTD
  TICKER:                N/A             CUSIP:     Y3002R105
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 Audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of joint-venture in                              ISSUER          NO           N/A               N/A
People's Republic of China

PROPOSAL #A.4: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Receive the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.8 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings proposed stock dividend:140
shares for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the rules of                        ISSUER          YES          FOR               FOR
shareholder meeting

PROPOSAL #B.7: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.8: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRANCE TELECOM SA
  TICKER:                N/A             CUSIP:     F4113C103
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditor's, approve the Company's
financial statements for the YE 31 DEC 2008, as
presented and showing the earnings for the FY of EUR
3,234,431,372.50; grant permanent discharge to the
Members of the Board of Directors for the performance
 of their duties during the said FY

PROPOSAL #O.2: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditor's, approve the consolidated
 financial statements for the said FY, in the form
presented to the meeting

PROPOSAL #O.3: Approve to acknowledge the earnings                         ISSUER          YES          FOR               FOR
amount to EUR 3,234,431,372.50 and decide to allocate
 to the Legal Reserve EUR 256,930.00 which shows a
new amount of EUR 1,045,996,494.40 notes that the
distributable income after allocating to the Legal
Reserve EUR 256,930.00 and taking into account the
retained earnings amounting to EUR 12,454,519,240.25,
 amounts to EUR 15,688,693,682.75, resolve to pay a
dividend of EUR 1.40 per share which will entitle to
the 40% deduction provided by the French General Tax
Code and to appropriate the balance of the
distributable income to the 'Retained Earnings'
account, and the interim dividend of EUR 0.60 was
already paid on 11 SEP 2008; receive a remaining
dividend of EUR 0.80 on E-half of the dividend
balance, I.E, EUR 0.40, will be paid in shares as per
 the following conditions: the shareholders may opt
for the dividend payment in shares from 02 JUN 2009
to 23 JUN 2009, the balance of the dividend will be
paid on 30 JUN 2009, regardless the means of payment;
 the shares will be created with dividend rights as
of 01 JAN 2009, in the event that the Company holds
some of its own shares shall be allocated to the
retained earnings account as required By Law

PROPOSAL #O.4: Receive the special report of the                           ISSUER          YES        AGAINST           AGAINST
Auditors on agreements governed by Articles L.225-38
of the French Commercial Code; approve the said
report and the agreements referred to therein

PROPOSAL #O.5: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Ernst and Young audit as the Statutory Auditor for a
6-year period

PROPOSAL #O.6: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Auditex as the Deputy Auditor for a 6-year period

PROPOSAL #O.7: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Deloitte ET Association as the Statutory Auditor for
a 6-year period

PROPOSAL #O.8: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Beas as the Deputy Auditor for a 6-year period

PROPOSAL #O.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
buyback the Company's shares in the open market,
subject to the conditions described below: maximum
purchase price: EUR 40.00, maximum number of shares
to be acquired: 10% of the share capital, maximum
funds invested in the shares buybacks: EUR
10,459,964,944.00, and to take all necessary measures
 and accomplish all necessary formalities; [Authority
 expires at the end of 18-month period]; it
supersedes the fraction unused of the authorization
granted by the shareholders meeting of 27 MAY 2008 in

PROPOSAL #E.10: Amend the Article NR 13 of the Bye-                        ISSUER          YES          FOR               FOR
Laws Board of Directors, in order to fix the minimal
number of shares in the Company, of which the
Directors elected by the General Meeting must be
holders

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue, with the shareholders preferential
subscription right maintained, shares in the Company
and the securities giving access to shares of the
Company or one of its subsidiaries; [Authority
expires at the end of 26-month period]; it supersedes
 the fraction unused of the authorization granted by
the shareholders meeting 21 MAY 2007 in resolution 8,
 the maximum nominal amount of capital increase to be
 carried out under this delegation authority shall
not exceed EUR 2,000,000,000.00, the overall nominal
amount of debt securities to be issued shall not
exceed EUR 10,000,000,000.00 and to take all
necessary measures and accomplish all necessary

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue by way of a public offering and or by way of an
 offer reserved for qualified investors in accordance
 with the Financial and Monetary code, with
cancellation of the shareholders preferential
subscription rights, shares in the Company or one of
its subsidiaries; [Authority expires at the end of
26-month period]; it supersedes the fraction unused
of the authorization granted by the shareholders
meeting 21 MAY 2007 in resolution 9, the maximum
nominal amount of capital increase to be carried out
under this delegation authority shall not exceed the
overall value governed by the current legal and
regulatory requirements, the overall amount of debt
securities to be issued shall not exceed and shall
count against, the overall value related to debt
securities set forth in the previous resolution and
to take all necessary measures and accomplish all

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the number of securities to be issued, at
the same price as the initial issue, within 30 days
of the closing of the subscription period and up to a
 maximum of 15% of the initial issue, for each of the
 issues decided in accordance with resolutions 11 and
 12, subject to the compliance with the overall value
 set forth in the resolution where the issue is
decided; [Authority expires at the end of 26-month

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue Company's shares or securities giving access to
 the Company's existing or future shares, in
consideration for securities tendered in a public
exchange offer initiated in France or abroad by the
Company concerning the shares of another listed
Company; [Authority expires at the end of 26-month
period]; it supersedes the fraction unused of the
authorization granted by the shareholders meeting 21
MAY 2007 in resolution 12 the maximum nominal amount
of capital increase to be carried out under this
delegation authority is set at EUR 1,500,000,000.00,
the total nominal amount of capital increase to be
carried out under this delegation of authority shall
count against the overall value of capital increase
set by resolution 12, the overall amount of debt
securities to be issued shall not exceed and shall
count against, the overall value related to debt
securities set forth in the previous resolution 11
and to take all necessary measures and accomplish all
 necessary formalities

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital up to a nominal overall
amount representing 10% of the share capital by way
of issuing Company's shares or securities giving
access to the existing or future shares, in
consideration for the contributions in kind granted
to the Company and comprised of capital securities or
 securities giving access to the share capital, the
nominal overall value of capital increase resulting
from the issues decided by virtue of the present
resolution 12, the overall amount of debt securities
to be issued shall not exceed and shall count
against, the overall value related to debt securities
 set forth in the previous resolution 11; [Authority
expires at the end of 26-month period]; it supersedes
 the fraction unused of the authorization granted by
the shareholders meeting of 21 MAY 2007 in resolution
 13, and to take all necessary measures and
accomplish all necessary formalities

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase on one or more occasions, the share capital
issuance of the Company's shares to be subscribed
either in cash or by offsetting of the debts, the
maximum nominal amount increase to be carried out
under this delegation of authority is set at EUR
70,000,000.00, this amount shall count against the
ceiling set forth in Resolution 18, and to cancel the
 shareholders preferential subscription rights in
favour of the holders of options giving the right to
subscribe shares or shares of the Company Orange
S.A., who signed a liquidity contract with the
Company , and to take all necessary measures and
accomplish all necessary formalities; [Authority
expires at the end of 18-month period]; it supersedes
 the fraction unused of the authorization granted by
the shareholders meeting of 27 MAY 2008 in resolution

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
proceed on 1 or more occasions with the issue and the
 allocation free of charge of liquidity instruments
on options (ILO), in favour of the holders of options
 giving the right to subscribe shares of the Company
Orange S.A., having signed a liquidity contract with
the Company, the maximum nominal amount increase to
be carried out under this delegation of authority is
set at EUR 1,000,000.00 this amount shall count
against the ceiling set forth in Resolution 18 and to
 take all necessary measures and accomplish all
necessary formalities; [Authority expires at the end
of 18-month period]; it supersedes the fraction
unused of the authorization granted by the
shareholders meeting of 27 MAY 2008 in Resolution 14

PROPOSAL #E.18: Adopt the 7 previous resolutions and                       ISSUER          YES          FOR               FOR
approve to decides that the maximum nominal amount
pertaining to the capital increases to be carried out
 with the use of the delegations given by these 7
resolutions set at EUR 3,500,000,000.00

PROPOSAL #E.19: Authorize the Board of Directors, to                       ISSUER          YES          FOR               FOR
issue on 1 or more occasions, in France or abroad,
and, or on the international market, any securities
(Other than shares) giving right to the allocation of
 debt securities, the nominal amount of debt
securities to be issued shall not exceed EUR
7,000,000,000.00 and to take all necessary measures
and accomplish all necessary formalities; [Authority
expires at the end of 26-month period]; it supersedes
 the fraction unused of the authorization granted by
the shareholders meeting of 21 MAY 2007 in Resolution

PROPOSAL #E.20: Approve to delegate to the securities                      ISSUER          YES          FOR               FOR
 all powers to increase the share capital in 1 or
more occasions, by way of capitalizing reserves,
profits or premiums, provided that such
capitalization is allowed by Law and under the Bye-
Laws, by issuing bonus shares or raising the par
value of existing shares, or by a combination of
these methods, the ceiling of the nominal amount of
capital increase resulting from the issues carried by
 virtue of the present delegation is set at EUR
2,000,000,000.00; [Authority expires at the end of
26-month period]; it supersedes the fraction unused
of the authorization granted by the shareholders

PROPOSAL #E.21: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant for free on 1 or more occasions, existing
shares in favour of the employees or the corporate
officers of the Company and related groups or
Companies, they may not represent more than 1% of the
 share capital and it has been decided to cancel the
shareholder's preferential subscription rights in
favour of the beneficiaries mentioned above, and to
take all necessary measures and accomplish all
necessary formalities; [Authority expires at the end
of 38-month period]; it supersedes the fraction
unused of the authorization granted by the
shareholders meeting of 21 MAY 2007 in Resolution 12

PROPOSAL #E.22: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital on 1 or more occasions by
issuing shares or securities giving access to
existing or future shares in the Company in favour of
 employees and former employees who are members of a
Company Savings Plan of the France Telecom Group or
by way of allocating free of charge shares or
securities giving access to the Company's existing or
 future shares, i.e., by way of capitalizing the
reserves, profits or premiums, provided that such
capitalization is allowed by Law under the Bye-Laws,
the overall nominal value of capital increase
resulting from the issues carried out by virtue of
the present resolution is set at EUR 500,000,000.00,
the ceiling of the nominal amount of France Telecom's
 capital increase resulting from the issues carried
out by capitalizing reserves, profits or premiums is
also set at EUR 500,000,000.00 and it has been
decided to cancel the shareholders preferential
subscription rights in favour of the beneficiaries
mentioned above and to take all necessary measures
and accomplish all necessary formalities; [Authority
expires at the end of 6-month period]; it supersedes
the fraction unused of the authorization granted by
the shareholders meeting of 27 MAY 2008 in Resolution

PROPOSAL #E.23: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital on 1 or more occasions and
at its sole discretion, by canceling all or part of
the shares held by the Company in connection with
repurchase plans authorized prior and posterior to
the date of the present shareholders meeting and to
take all necessary measures and accomplish all
necessary formalities; [Authority expires at the end
of 18-month period]; it supersedes the fraction
unused of the authorization granted by the
shareholders meeting of 27 MAY 2008 in Resolution 16

PROPOSAL #E.24: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed By Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRAPORT AG
  TICKER:                N/A             CUSIP:     D3856U108
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and group annual report as well as the
report by the Board of MDs pursuant to sections
289[4] and 315[4] of the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 105,633,197.10 as
follows: payment of a dividend of EUR 1.15 per no-par
 share EUR 259,358.35 shall be carried forward ex-
dividend and payable date: 28 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: KPMG AG, Frankfurt

PROPOSAL #6.: Renewal of authorized capital and the                        ISSUER          NO           N/A               N/A
corresponding, amendments to the Articles of
Association, the Board of Managing Directors shall be
 authorized, with the consent of the Supervisory
Board, to increase the company's share capital by up
to EUR 5,500,000, through the issue of new shares,
against payment in cash, on or before 26 MAY 2014,
shareholders shall be granted subscription rights
except for residual amounts and for a capital
increase against payment in cash insofar as the new
shares are issued to employees of the company or its

PROPOSAL #7.: Authorization to acquire own shares the                      ISSUER          NO           N/A               N/A
 company shall be authorized to acquire up to 3% of
its share capital through the stock exchange, at
prices not deviating more than 10% from the market
price of the shares, on or before 26 NOV 2010, the
Board of Managing Directors shall be authorized, with
 the consent of the Supervisory Board, to use the
shares within the scope of the Fraport Management
Stock Option Plans 2005 and as part of the management
 bonus for members of the Board of Managing Directors

PROPOSAL #8.: Resolution on the remuneration for                           ISSUER          NO           N/A               N/A
Members of the Supervisory Board's Finance and Audit
Committee and the corresponding amendment to the
Articles of Association the chairman of the
Supervisory Board's Finance and Audit Committee shall
 receive twice the amount of the remuneration of an
ordinary Supervisory Board Member, each member of the
 Supervisory Board's Finance and Audit Committee
shall receive an attendance fee of EUR 800 per
committee meeting, the attendance fee for all other
Supervisory Board Committees being EUR 400 per
committee meeting for each Committee Member

PROPOSAL #9.: Amendment to Section 16 Paragraph 1 of                       ISSUER          NO           N/A               N/A
the Statutes [audiovisual broadcast of the general
meeting]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRASER & NEAVE LTD
  TICKER:                N/A             CUSIP:     Y2642C155
  MEETING DATE:          1/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve a New Restricted Share Plan to                       ISSUER          YES        AGAINST           AGAINST
be known as 'F&N Restricted Share Plan' [the 'F&N
RSP], the rules of which, for the purpose of
identification, have been subscribed to by the
Chairman of the meeting, under which awards ['RSP
Awards'] fully paid-up ordinary shares in the capital
 of the Company ['shares'], their equivalent cash
value or combinations thereof will be granted, free
of payment, to selected Employees of the Company and
its subsidiaries [the 'Group'] including Executive
Directors of the Group, details of which are as
specified; authorize the Directors of the Company i)
to establish and administer the F&N RSP and ii) to
modify and/or alter the F&N RSP at any time and from
time to time, provided that such modification and/or
alteration is effected in accordance with the
provisions of the F&N RSP, and to do all such acts
and to enter into all such transactions and
arrangements as may be necessary or expedient in
order to give full effect to the F&N RSP; and to
grant RSP Awards in accordance with the provisions of
 the F&N RSP and to allot and issue from time to time
 such number of fully paid shares as may be required
to be delivered pursuant to the vesting of RSP Awards
 under the F&N RSP, provided that the aggregate
number of new shares allotted and issued and/or to be
 allotted and issued, when aggregated with existing
shares [including shares held in treasury] delivered
and/or to be delivered, pursuant to the F&N RSP and
the F&N PSP [as specified], shall not exceed 10% of
the total number of issued shares [excluding treasury
 shares] from time to time

PROPOSAL #2.: Approve a New Performance Share Plan to                      ISSUER          YES        AGAINST           AGAINST
 be known as 'F&N Performance Share Plan' [the 'F&N
PSP], the rules of which, for the purpose of
identification, have been subscribed to by the
Chairman of the meeting, under which awards ['PSP
Awards'] fully paid-up ordinary shares in the capital
 of the Company ['shares'], their equivalent cash
value or combinations thereof will be granted, free
of payment, to Selected Employees of the Group
including Executive Directors of the Group, details
of which are as specified; authorize the Directors of
 the Company i) to establish and administer the F&N
PSP and ii) to modify and/or alter the F&N PSP at any
 time and from time to time, provided that such
modification and/or alteration is effected in
accordance with the provisions of the F&N PSP, and to
 do all such acts and to enter into all such
transactions and arrangements as may be necessary or
expedient in order to give full effect to the F&N
PSP; and to grant PSP Awards in accordance with the
provisions of the F&N PSP and to allot and issue from
 time to time such number of fully paid shares as may
 be required to be delivered pursuant to the vesting
of PSP Awards under the F&N PSP, provided that the
aggregate number of new shares allotted and issued
and/or to be allotted and issued, when aggregated
with existing shares [including shares held in
treasury] delivered and/or to be delivered, pursuant
to the F&N PSP and the F&N RSP [as specified], shall
not exceed 10% of the total number of issued shares
[excluding treasury shares] from time to time

PROPOSAL #3.: Authorize the Directors of Company, for                      ISSUER          YES          FOR               FOR
 the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued shares
 of the Company [Shares] not exceeding in aggregate
the maximum percentage [number of issued shares
representing 7% of the issued shares], at such price
or prices as may be determined by the Directors from
time to time up to the maximum price[shares to be
purchased or acquired, means the purchase price which
 shall not exceed 105% of the Average Closing Price
of the shares]: i) market purchases(s) on the
Singapore Exchange Securities Trading Limited [SGX-
ST] transacted through the Central Limit Order Book
trading system and/or any other securities exchange
on which the shares may for the time being be listed
and quoted [Other Exchange]; and/or ii) off-market
purchases (s) [if effected otherwise than on the SGX-
ST or, as the case may be, Other Exchange] in
accordance with any equal access scheme(s) as may be
determined or formulated by the Directors as they
consider fit, which scheme(s) shall satisfy all the
conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws and
regulations and rules of the SGX_ST or, as the case
may be other exchange as may for the time being be
applicable [the Share Purchase Mandate]; [Authority
expires the earlier of the next AGM of the Company or
 the date of the next AGM of the Company as required
by the law to be held]; and Authorize the Directors
of the Company and/or any of them to complete and do
all such acts and things [including executing such
documents as may be required] as they and/or be may
consider expedient or necessary to give effect to the
 transactions contemplated and/or authorized by this
Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRASER & NEAVE LTD
  TICKER:                N/A             CUSIP:     Y2642C155
  MEETING DATE:          1/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report of the                          ISSUER          YES          FOR               FOR
Directors and audited financial statements for the YE
 30 SEP 2008

PROPOSAL #2.: Approve a final tax-exempt [one-tier]                        ISSUER          YES          FOR               FOR
dividend of 8.5 cents per share in respect of the YE
30 SEP 2008

PROPOSAL #3.A: Re-appoint Mr. Ho Tian Yee as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #3.B: Re-appoint Mr. Koh Beng Seng as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #3.C: Re-appoint Mr. Tan Chong Meng as a                          ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #4.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
2,555,000 payable by the Company for the YE 30 SEP

PROPOSAL #5.: Re-appoint the Auditors for the ensuing                      ISSUER          YES          FOR               FOR
 year and authorize the Directors to fix their
remuneration

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to issue shares in the capital of the Company
[shares] whether by way of rights or bonus; and/or
make or grant offers, agreements or options
[collectively, Instruments] that might or would
require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, on a pro rata
basis to shareholders of the Company at any time and
upon such terms and condition and for such purposes
as the Directors may in their absolute discretion
deem fit; and [notwithstanding the authority
confirmed by this resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
resolution was in force, provide that: the aggregate
number of shares to be issued pursuant to this
resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the total
number of issued shares in the capital of the
Company, excluding treasury shares [as specified];
[subject to such manner of calculation as may be
prescribed by the Singapore Exchange Securities
Trading Limited ['SGX-ST'] for the purpose of
determining the aggregate number of shares that may
be issued under sub-paragraph(1), the total number of
 issued shares, excluding treasury shares, shall be
based on the total number of issued shares in the
capital of the Company, excluding treasury shares, at
 the time this resolution is passed, after adjusting
for: i) new shares arising from the conversion or
exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this resolution
 is passed; and ii) any subsequent bonus issue,
consolidation or subdivision of shares; in exercising
 the authority conferred by this resolution, the
Company shall comply with the provisions of the
Listing Manual of the SGX-ST for the time being in
force, [unless such compliance has been waived by the
 SGX-ST] and the Articles of Association of the
Company; [ Authority expires the earlier at the
conclusion of the next AGM of the Company on the date

PROPOSAL #7.: Authorize the Directors to offer and                         ISSUER          YES        AGAINST           AGAINST
grant options in accordance with the provisions of
the Fraser and Neave, Limited Executives' Share
Option Scheme 1999 [the 1999 Scheme] and to allot and
 issue such shares as may be issued pursuant to the
exercise of options under the 1999 Scheme, provided
always that the aggregate number of shares to be
issued pursuant to the 1999 Scheme shall not exceed
15% of the total number of issued shares in the
capital of the Company, excluding treasury shares,

PROPOSAL #8.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRESENIUS MED CARE AKTIENGESELLSCHAFT
  TICKER:                N/A             CUSIP:     D2734Z107
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report, and the report
pursuant to Sections 289(4) and 315(4) of the German
Commercial Code, and approval of the financial
statement for 2008 FY

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 761,954,502.81 as
follows: payment of a dividend of EUR 0.58 per
ordinary share and EUR 0.60 per preferred share EUR
589,187,597.93 shall be carried forward ex-dividend
and payable date: 08 MAY 2009

PROPOSAL #3.: Ratification of the acts of the general                      ISSUER          NO           N/A               N/A
 partner

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY.: KPMG AG, Berlin

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRESENIUS SE, BAD HOMBURG
  TICKER:                N/A             CUSIP:     D27348107
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements, the Group annual report, and the reports
 pursuant to Sections 289(4) and 315(4) of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 201,810,242.67 as
follows: payment of a dividend of EUR 0.70 per
ordinary share payment of a dividend of EUR 0.71 per
preference share EUR 88,161,179.56 shall be allocated
 to the revenue reserves EUR 42,730.64 shall be
carried forward ex-dividend and payable date: 11 MAY

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY: KPMG AG, Berlin

PROPOSAL #6.: Resolution on the creation of a new                          ISSUER          NO           N/A               N/A
authorized capital I and the correspondent amendment
to the Art of Association, the existing authorized
capital I shall be revoked, the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to increase the share capital
by up to EUR 12,800,000, through the issue of new
ordinary and/or preferred shares against payment in
cash, on or before 07 MAY 2014 [authorized capital
I], Shareholders shall be granted subscription rights
 except for residual amounts, holders of one class of
 shares may not subscribe, to the other class of

PROPOSAL #7.: Resolution on the creation of a new                          ISSUER          NO           N/A               N/A
authorized capital II and the correspondent amendment
 to the Articles of Association the existing
authorized capital II shall be revoked, the Board of
Managing Directors shall be authorized, with the
consent of the Supervisory Board, to increase the
Company's share capital by up to EUR 6,400,000
through the issue of new ordinary and/or preferred
shares against payment in cash and/or kind, on or
before 07 MAY 2014 [authorized capital II],
shareholders shall be granted subscription rights
except for residual amounts, for a capital increase
against payment in cash if the new shares are issued
at a price not materially below their market price,
and for a capital increase against payment in kind in
 connection with acquisitions, holders of one class
of shares may not subscribe to the other class of

PROPOSAL #8.: Separate resolution of the preference                        ISSUER          NO           N/A               N/A
shareholders on the creation of a new authorized
capital I as per Item 6

PROPOSAL #9.: Separate resolution of the preference                        ISSUER          NO           N/A               N/A
shareholders on the creation of a new authorized
capital II as per Item 7

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRESENIUS SE, BAD HOMBURG
  TICKER:                N/A             CUSIP:     D27348123
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements, the group annual report, and the reports
 pursuant to Sections 289[4] and 315[4] of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distribution profit of EUR 201,810,242.67 as follows:
 payment of a dividend of EUR 0.70 per ordinary share
 payment of a dividend of EUR 0.71 per preference
share EUR 88,161,179.56 shall be allocated to the
revenue reserves EUR 42,730.64 shall be carried
forward ex-dividend and payable date: 11 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: KPMG AG, Berlin

PROPOSAL #6.: Resolution on the creation of a new                          ISSUER          NO           N/A               N/A
authorized capital I and the corresponding amendment
to the Articles of Association the existing
authorized capital I shall be revoked, the Board of
Managing Directors shall be authorized, with the
consent of the Supervisory Board, to increase the
share capital by up to EUR 12,800,000 through t he
issue of new ordinary and/or preferred shares against
 payment in cash, on or before 07 MAY 2014
[authorized capital I], shareholders shall be granted
 subscription rights except for residual amounts,
holders of one class of shares may not subscribe to

PROPOSAL #7.: Resolution on the creation of a new                          ISSUER          NO           N/A               N/A
authorized capital ii and the corresponding amendment
 to the Articles of Association, the existing
authorized capital II shall be revoked, the Board of
Managing Directs shall be authorize d, with the
consent of the Supervisory Board, to increase the
Companys share capital by up to EUR 6,400,000 through
 the issue of new ordinary and/or preferred shares
against payment in cash and/or kind, on or before 07
MAY 2014 [authorized capital II], shareholders shall
be granted subscription rights except for residual
amounts, for a capital increase against payment in
cash if the new shares are issued at a price not
materially below their market price, and for a
capital increase against payment in kind in
connection with acquisitions, holders of one class of
 shares may not subscribe to the other class of shares

PROPOSAL #8.: Separate resolution of the preference                        ISSUER          NO           N/A               N/A
shareholders on the creation of a new authorized
capital I as per item 6

PROPOSAL #9.: Separate resolution of the preference                        ISSUER          NO           N/A               N/A
shareholders on the creation of a new authorized
capital II as per item 7

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRIENDS PROVIDENT PLC, DORKING
  TICKER:                N/A             CUSIP:     G6083W109
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors report and                             ISSUER          YES          FOR               FOR
accounts and the Auditors' report

PROPOSAL #2.: Approve that Friends Provident Group                         ISSUER          YES          FOR               FOR
Plc should pay a dividend equivalent to 2.6p per
existing Friends Provident Plc share

PROPOSAL #3.: Elect Mr. David Rough as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Trevor Matthews as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Robin Phipps as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect Mr. Rodger Hughes as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Elect Ms. Evelyn Bourke as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Sir Adrian Montague as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.: Re-elect Sir. Mervyn Pedelty as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #10.: Approve the Directors' report on                            ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #11.: Re appoint KPMG Audit Plc as the                            ISSUER          YES          FOR               FOR
Auditor
PROPOSAL #12.: Authorize the Directors to set the                          ISSUER          YES          FOR               FOR
fees paid to the Auditor

PROPOSAL #13.: Authorize the Directors to allot shares                     ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Authorize the Directors to disapply                        ISSUER          YES          FOR               FOR
pre-emption rights

PROPOSAL #S.15: Authorize the Company to buy back its                      ISSUER          YES          FOR               FOR
 own ordinary shares

PROPOSAL #S.16: Approve to enable the Company to call                      ISSUER          YES          FOR               FOR
 a general meeting on 14 days notice

PROPOSAL #S.17: Amend the Articles of Association                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRIENDS PROVIDENT PLC, DORKING
  TICKER:                N/A             CUSIP:     G6083W109
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the scheme of arrangement dated                      ISSUER          YES          FOR               FOR
 30 APR 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRIENDS PROVIDENT PLC, DORKING
  TICKER:                N/A             CUSIP:     G6083W109
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, for the purpose of giving effect to the
scheme of arrangement dated 05 MAY 2009 between the
Company and the holders of its Scheme Shares [as
defined in the said scheme of arrangement], as
specified, in its original form or subject to any
modification, addition or condition approved or
imposed by the Court and agreed to by the Company and
 Friends Provident Group [the Scheme]: a) to take all
 such action as they may consider necessary or
appropriated for carrying the scheme into effect; b)
the share capital of the Company be reduced by
canceling and extinguishing all the scheme shares [as
 defined in the scheme]; c) subject to and forthwith
upon the said reduction of capital taking effect and
notwithstanding anything to the contrary in the
Articles of Association of the Company: i) to
increase the authorized share capital of the Company
to its former amount by the creation of such number
of new Ordinary Shares of 10p each as shall be equal
to the number of Scheme Shares cancelled as
specified; ii) the reserve arising in the books of
account of the Company as a result of the said
reduction of capital be capitalized and applied in
paying up in full at par the new Ordinary Shares so
created, such Ordinary Shares to be allotted and
issued credited as fully paid to Friends Provident
Group and/or its nominee's; and iii) for the purposes
 of Section 80 of the Companies Act 1985 to allot the
 new Ordinary Shares as specified, provided that the
maximum aggregate nominal amount of the shares which
may be allotted under this authority shall be the
aggregate nominal amount of the said new Ordinary
Shares created as specified, [Authority expires the
earlier on the 5th anniversary of the date of this
resolution or shall be in addition and, without
prejudice to any other authority under the said
section 80 previously granted and in force on the
date on which this resolution is passed]; and with
effect from the passing of this resolution, the
Articles of Association of the Company be amended by
the adoption and inclusion of the following new
Article 150 as specified and with effect from the
passing of this resolution: (a) one authorized but
unissued share of the Company be reclassified as a
Deferred Share of 10p, such Deferred Share to have
the rights as specified in the Articles of
Association of the Company as amended pursuant to
this resolution below; amend the Articles of
Association of the Company by the adoption and
inclusion of the specified Article 151; authorize the
 Directors, for the purposes of Section 80 of the
Companies Act 1985 to allot the said deferred share
provided that; [Authority expires the earlier on the
5th anniversary of the date of this resolution or
shall be in addition and without prejudice to any
authority under the said Section 80 previously
granted and in force on the date on which this
resolution is passed; and pursuant to and during the
period of the said authority to allot the said

PROPOSAL #S.2: Approve, subject to the passing of the                      ISSUER          YES          FOR               FOR
 Resolution Numbered 1 as specified, the proposed
reduction of capital of Friends Provident Group Plc

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FRIENDS PROVIDENT PLC, DORKING
  TICKER:                N/A             CUSIP:     G6083W109
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors to implement,                       ISSUER          YES          FOR               FOR
the Demerger and approve the proposed capital
reduction of Friends Provident Group

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUBON BANK (HONG KONG) LTD
  TICKER:                N/A             CUSIP:     Y2652P104
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #a.: Approve, conditional upon the filing                         ISSUER          YES          FOR               FOR
with and registration of all relevant documents to be
 issued by the Company relating to the Open Offer [as
 specified] by the Registrar of Companies in Hong
Kong in compliance with the Companies Ordinance; and
the Hong Kong Monetary Authority granting its
approval that the Preference Shares [as specified]
may be treated as supplementary capital of the
Company for the purposes of the Banking [Capital]
Rules [Cap. 155L of the Laws of Hong Kong]: to
increase authorized share capital of the Company from
 HKD 1,406,592,000 comprising 1,406,592,000 ordinary
shares of HKD 1.00 each to HKD 1,406,592,000 and USD
119,994,019.20 comprising 1,406,592,000 ordinary
shares of HKD 1.00 each and 1,172,160,000 non-
participating cumulative preference shares of USD

PROPOSAL #b.: Approve, conditional upon the filing                         ISSUER          YES          FOR               FOR
with and registration of all relevant documents to be
 issued by the Company relating to the Open Offer [as
 specified] by the Registrar of Companies in Hong
Kong in compliance with the Companies Ordinance; and
the Hong Kong Monetary Authority granting its
approval that the Preference Shares [as specified]
may be treated as supplementary capital of the
Company for the purposes of the Banking [Capital]
Rules [Cap. 155L of the Laws of Hong Kong]: to issue,
 by way of open offer, of 1,172,160,000 new non-
participating cumulative preference shares of par
value of USD 0.10237 each in the issued share capital
 of the Company [the Open Offer], such new shares
[the Preference Shares] to be issued at a price of
USD 0.10237 per Preference Share [the Subscription
Price] to the Shareholders whose names appear on the
register of members of the Company on the date by
reference to which entitlements under the Open Offer
will be determined [other than those Shareholders
[the Excluded Shareholders] with registered addresses
 outside Hong Kong and whom the Board of Directors,
after making relevant enquiry, considers their
exclusion from the Open Offer to be necessary or
expedient on account either of the legal restrictions
 under the laws of the relevant place or any
requirements of the relevant regulatory body or stock
 exchange in that place] in the proportion of one
Preference Share for every existing Share then held
and otherwise pursuant to and in accordance with the
terms and conditions as specified in the circular
issued by the Company dated 29 OCT 2008

PROPOSAL #c.: Approve, conditional upon the filing                         ISSUER          YES          FOR               FOR
with and registration of all relevant documents to be
 issued by the Company relating to the Open Offer [as
 specified] by the Registrar of Companies in Hong
Kong in compliance with the Companies Ordinance; and
the Hong Kong Monetary Authority granting its
approval that the Preference Shares [as specified]
may be treated as supplementary capital of the
Company for the purposes of the Banking [Capital]
Rules [Cap. 155L of the Laws of Hong Kong]: authorize
 the Directors to allot and issue the Preference
Shares pursuant to or in connection with the Open
Offer and, in particular, to make such exclusions or
other arrangements in relation to Excluded
Shareholders as they may, at their absolute
discretion, deem necessary or expedient or
appropriate, and the Preference Shares shall not be

PROPOSAL #S.1: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company to include Article 5A [as specified]
immediately after Article 5 of the Articles of
Association and adopt such amended Articles of
Association as the new Articles of Association of the
 Company in substitution for, and to the exclusion
of, the existing Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUBON BANK (HONG KONG) LTD
  TICKER:                N/A             CUSIP:     Y2652P104
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
accounts and the reports of the Directors and
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Mr. Ming-Chung [Daniel] Tsai                       ISSUER          YES        AGAINST           AGAINST
as a Director of the Bank

PROPOSAL #3.B: Re-elect Mr. Moses Tsang as a Director                      ISSUER          YES          FOR               FOR
 of the Bank

PROPOSAL #3.C: Re-elect Mr. Michael Chang Ming-Yuen                        ISSUER          YES          FOR               FOR
as a Director of the Bank

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Bank

PROPOSAL #5.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with unissued shares in the capital of the
Bank and make or grant offers, agreements and options
 during relevant period, and the aggregate nominal
amount of the share capital to be allotted or issued
[whether pursuant to an option or otherwise] by the
Directors pursuant to i) a rights issue [as
specified]; or ii) any option scheme or similar
arrangement for the time being adopted for the grant
or issue to officers and/ or employees of the Bank
any of its subsidiaries of shares or rights to
acquire shares of the Bank; or iii) any scrip
dividend or similar arrangement providing for the
allotment of shares of the Bank in lieu of the whole
or part of a dividend payable in respect of shares of
 the Bank in accordance with the Articles of
Association of the Bank; or iv) any specific
authority, shall not exceed the sum of 20% of the
aggregate nominal amount of the share capital of the
Bank in issue as at the date hereof and [if the
Directors are so authorized by a separate ordinary
resolution of the shareholders of the Bank] the
aggregate nominal amount of share capital of the Bank
 repurchased by the Bank since the granting of the
general mandate [up to a maximum number of shares as
will represent 10% of the issued share capital of the
 Bank] as at that date hereof; [Authority expires the
 earlier of the conclusion of the next AGM of the
Bank or the expiration of the period within which the
 next AGM of the Bank is required by the Companies

PROPOSAL #6.: Authorize the Directors of the Bank to                       ISSUER          YES        AGAINST           AGAINST
exercise the powers of the Bank referred to in the
Resolution 5 as specified

PROPOSAL #7.: Authorize the Directors to repurchase                        ISSUER          YES          FOR               FOR
issued shares in the capital of the Bank during the
relevant period, on the Stock Exchange of the Bank or
 any other Stock Exchange on which the shares of the
bank may be listed and recognized by the Securities
and Futures Commission of the Hong Kong and the Stock
 Exchange for such purposes, the aggregate nominal
amount of share capital repurchased by the Bank shall
 not exceed 10% of the issued share capital of the
Bank as at the date hereof; [Authority expires the
earlier of the conclusion of the next AGM of the
Bank; or the expiration of the period within which
the next AGM of the Bank is required by the Companies
 Ordinance to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUBON FINL HLDG CO LTD
  TICKER:                N/A             CUSIP:     Y26528102
  MEETING DATE:          12/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to acquire Ing Life Insurance                        ISSUER          YES          FOR               FOR
Co. Limited for US 600 million, the subordinated debt
 issuance and its issued subordinated Corporate Bonds
 via private placement

PROPOSAL #2.: No other proposals and extraordinary                         ISSUER          NO           N/A               N/A
motions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUBON FINL HLDG CO LTD
  TICKER:                N/A             CUSIP:     Y26528102
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 Audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of the corporate                       ISSUER          NO           N/A               N/A
bonds via private placement

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
[there is no dividend will be distributed]

PROPOSAL #B.3: Approve that the Company intends to                         ISSUER          YES          FOR               FOR
develop a plan for the long term raising of capital
and authorize the Board of Directors to take
appropriate measures at the appropriate time to

PROPOSAL #B.4: Approve the revision to the procedure                       ISSUER          YES          FOR               FOR
of asset acquisition or disposal

PROPOSAL #B.5: Elect Mr. K. C. Chen, ID NO.:                               ISSUER          YES          FOR               FOR
A210358712 as an Independent Director to the 4th term
 of Board of Directors

PROPOSAL #B.6: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUGRO NV, LEIDSCHENDAM
  TICKER:                N/A             CUSIP:     N3385Q197
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting                               ISSUER          NO           N/A               N/A

PROPOSAL #2.: Report of the Board of management and                        ISSUER          NO           N/A               N/A
the Supervisory Board for the year 2008

PROPOSAL #3.: Approve the annual accounts on the FY                        ISSUER          NO           N/A               N/A
2008

PROPOSAL #4.: Grant discharge to the Managing Board                        ISSUER          NO           N/A               N/A
in respect of the duties performed during the past FY

PROPOSAL #5.: Grant discharge to the Supervisory                           ISSUER          NO           N/A               N/A
Board in respect of the duties performed during the

PROPOSAL #6.a: Approve the policy on reserves and                          ISSUER          NO           N/A               N/A
dividend

PROPOSAL #6.b: Approve to declare a dividend over the                      ISSUER          NO           N/A               N/A
 FY 2008 of EUR 1.50 gross per share which can be
taken up at the choice of shareholders entirely in
cash or in new shares of the Company

PROPOSAL #7.a: Re-appoint Mr. F.J.G.M.Cremers as a                         ISSUER          NO           N/A               N/A
Member of the Supervisory Board

PROPOSAL #7.b: Appoint Mrs. M. Helmes as a Member of                       ISSUER          NO           N/A               N/A
the Supervisory Board

PROPOSAL #8.: Authorize the Managing Board, subject                        ISSUER          NO           N/A               N/A
to the approval of the Supervisory Board, to cause
the Company to acquire its own shares for valuable
consideration, up to a maximum number which, at the
time of acquisition, the company is permitted to
acquire pursuant to the provisions of Section 98,
Subsection 2, of book 2 of the Netherlands Civil Code
 such acquisition may be effected by means of any
type of contract, including stock exchange
transactions and private transactions the price must
lie between the nominal value of the shares and an
amount equal to 10% of the market price by market
price is understood the average of the closing prices
 reached by the share s on each of the 5 stock
exchange business days preceding the date of
acquisition, as evidenced by the official price list
of euro next Amsterdam NV; [Authority expires at the
end of 18 months] commencing on 07 MAY 2009

PROPOSAL #9.a: Approve that, the Managing Board,                           ISSUER          NO           N/A               N/A
subject to the approval of the Supervisory Board be
designated for a period of 18 months as the body
which is authorized to resolve to issue shares up to
a number of share s not exceeding the number of
unissued shares in the capital of the Company

PROPOSAL #9.b: Authorize the Managing Board under                          ISSUER          NO           N/A               N/A
approval of the Supervisory Board as the sole body to
 limit or exclude the pre emptive right on new issued
 shares in the Company

PROPOSAL #10.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #11.: Closing of the general meeting                              ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJI ELECTRIC HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J14112106
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJI HEAVY INDUSTRIES LTD.
  TICKER:                N/A             CUSIP:     J14406136
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJI MEDIA HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J15477102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJIFILM HOLDINGS CORPORATION
  TICKER:                N/A             CUSIP:     J14208102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #7.: Granting of Remuneration to Directors                        ISSUER          YES          FOR               FOR
under the Stock Option Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJIKURA LTD.
  TICKER:                N/A             CUSIP:     J14784128
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUJITSU LIMITED
  TICKER:                N/A             CUSIP:     J15708159
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUKUOKA FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J17129107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUKUYAMA TRANSPORTING CO.,LTD.
  TICKER:                N/A             CUSIP:     J16212136
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Corporate Officers

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  ISSUER:                FUNAI ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J16307100
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3: Allow Executives to Authorize Use of                          ISSUER          YES        AGAINST           AGAINST
Stock Option Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                FUTURIS CORP LTD, ADELAIDE SA
  TICKER:                N/A             CUSIP:     Q39718103
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the                         ISSUER          NO           N/A               N/A
reports of the Directors and the Auditor,
respectively, for the YE 30 JUN 2008

PROPOSAL #2.: Receive and adopt the remuneration                           ISSUER          YES          FOR               FOR
report for the YE 30 JUN 2008

PROPOSAL #3.1: Re-elect Mr. Charles E. Bright as a                         ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation
pursuant to Rule 8.1.5(b) of the Constitution of the
Company

PROPOSAL #3.2: Re-elect Mr. Graham D. Walters as a                         ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation
pursuant to Rule 8.1.5(b) of the Constitution of the
Company

PROPOSAL #3.3: Elect Mr. James Hutchison [Hutch]                           ISSUER          YES          FOR               FOR
Ranck as a Director of the Company, who retires in
accordance with Rule 8.1.5[a] of the Constitution of
the Company

PROPOSAL #S.4: Approve to reinstate Rule 6 of the                          ISSUER          YES          FOR               FOR
Company's Constitution, approved by the shareholders
on 25 OCT 2005, in the Constitution

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  ISSUER:                FUTURIS CORP LTD, ADELAIDE SA
  TICKER:                N/A             CUSIP:     Q39718103
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to change the name of the                           ISSUER          YES          FOR               FOR
Company to Elders Limited with effect on and from 30
APR 2009

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  ISSUER:                G4S PLC, CRAWLEY
  TICKER:                N/A             CUSIP:     G39283109
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the financial statements and                           ISSUER          YES          FOR               FOR
reports of the Directors and the Auditor

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the confirmation and                                 ISSUER          YES          FOR               FOR
declaration of dividends

PROPOSAL #4.: Re-elect Mr. Trevor Dighton as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Mr. Thorleif Krarup [member of                      ISSUER          YES          FOR               FOR
 Audit Committee] as a Director

PROPOSAL #6.: Re-election Mr. Mark Seligman [member                        ISSUER          YES          FOR               FOR
of Audit and Remuneration Committee] as a Director

PROPOSAL #7.: Re-appoint KPMG as the Auditor and                           ISSUER          YES          FOR               FOR
grant authority to fix their remuneration

PROPOSAL #8.: Grant authority to allot shares                              ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital

PROPOSAL #S.10: Grant authority to disapply statutory                      ISSUER          YES          FOR               FOR
 pre-emption rights

PROPOSAL #S.11: Grant authority to purchase own shares                     ISSUER          YES          FOR               FOR

PROPOSAL #S.12: Approve to allow general meetings                          ISSUER          YES          FOR               FOR
[other than AGMs] to be called on 14 days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAIL (INDIA) LTD
  TICKER:                N/A             CUSIP:     Y2682X135
  MEETING DATE:          7/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, pursuant to the provision of                         ISSUER          YES          FOR               FOR
Section 17 and other applicable provisions of the
Companies Act, 1956, including any statutory
modification or re-enactment thereof for the time
being in force, the main objects Clause of the
Memorandum of Association of the Company by
substituting the existing Clause No. 17 & 20 and
adding new Clause No. 23 & 24 as under: Clause No.
17; Clause No. 20; Clause No. 23; Clause No. 24 as
specified; and authorize the Board of Directors to do
 all such acts, deeds, matters and things as may be
considered necessary, desirable or expedient for
giving effect to the above resolution and to delegate
 the authority duly vested in it by virtue hereof to
the Chairman & Managing Director and/or Director
and/or Company Secretary to do the various acts,
deeds, and things required to be done in this behalf

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAIL (INDIA) LTD
  TICKER:                N/A             CUSIP:     Y2682X135
  MEETING DATE:          9/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, profit & loss account for
the YE 31 MAR 2008, the Board's Report, the Auditors'
 Report and the comments thereupon of Comptroller &
Auditor General of India

PROPOSAL #2.: Declare dividend on Equity Share                             ISSUER          YES          FOR               FOR
Capital for the FYE on 31 MAR 2008, the Board has
recommended a total dividend of 100% on the paid-up
Equity Share Capital of the Company for the YE 31 MAR
 2008, which includes interim dividend of 40% already
 paid in DEC 2007

PROPOSAL #3.: Re-appoint Shri R.K. Goel as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Dr. Amit Mitra as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Dr. A.K. Kundra as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company to decide and fix the remuneration of the
Statutory/Branch Auditors of the Company for the FY
2008-2009, as may be deemed fit by the Board

PROPOSAL #7.: Appoint, in accordance with the                              ISSUER          YES          FOR               FOR
provision of Section 257 and other applicable
provision, if any, of the Companies Act, 1956, Dr.
U.K. Sen as a Director of the Company, liable to
retire by Rotation

PROPOSAL #S.8: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 16, 31, 94 and other applicable provisions
of the Companies Act, 1956, and other applicable
laws, if any, to increase the authorized share
capital of the Company from INR 1,000 Crores to INR
2,000 Crores, ranking pan passu with the existing
equity shares; amend the existing ClauseV of the
Memorandum of Association of the Company by way of
substitution of the Clause as specified; the existing
 Article 5 of the Articles of Association of the
Company be amended by way of substitution of the
Article as specified; authorize the Chief Managing
Director and/or Director and/or Company Secretary to
do all such acts, deeds, matters and things and
execute all such deeds, documents and instruments as
may be deemed necessary to effectuate the decision in

PROPOSAL #9.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, in accordance with the relevant provisions
of the Memorandum and Articles of Association of the
Company and recommendation of the Board of Directors,
 and subject to the guidelines issued by the
Securities and Exchange Board of India and such other
 consents or approvals as may be required in this
regard or applicable, and subject to the conditions
and modifications, if any, as may be prescribed and
agreed to by the Board, [herein after referred to as
the Board, which expression shall include a Committee
 of Directors duly authorized in this behalf], for
capitalization of a sum of INR 422,82,58,000/- being
part of the amount standing to the credit of the
General Reserve in the books of the Company, be
capitalized and distributed amongst the holders of
the existing equity shares of the Company whose names
 stand on the Register of Members/ Beneficial Owners
on Record Date/Book Closure to be fixed separately in
 this behalf that they become entitled thereto as
capital and not as income and that the same be not
paid in cash but be applied on behalf of such
shareholders as aforesaid in paying up in full at par
 42,28,25,800 new equity shares of INR 10/-each to be
 allotted, distributed and credited as fully paid-up
amongst the said shareholders in the proportion of 1
new equity share for every 2 existing equity shares
held by them; the issue and allotment of new equity
shares and payment in respect of fractional
entitlement, if any, in terms hereof to the non-
resident shareholders of the Company, shall be
subject to the provisions of the Regulations made
under the Foreign Exchange Management Act, 1999; the
42,28,25,800 new equity shares of INR 10/- each to be
 allotted as Bonus Shares, shall be subject to the
Memorandum and Articles of Association of the Company
 and shall rank, in all respects, pan passu with the
existing equity shares of the Company and shall be
entitled to participate in full in any dividend
declared after the Bonus shares are allotted; no
letter of allotment shall be issued in respect of
Bonus Shares and Members holding in physical form
will be delivered share certificates except that the
Bonus shares will be credited to demat accounts of
the allottees who are holding the existing equity
shares in electronic form; the Board shall not issue
any certificate or coupon in respect of fractional
shares, but the total number of such new equity
shares representing such fractions shall be allotted
by the Board to a nominee[s] to be selected by the
Board, who would hold them as trustee[s] for the
equity shareholders who would have entitled to such
fractions, such nominee[s] will as soon as possible
sell such equity shares at the prevailing market rate
 and the net sale proceeds of such shares, after
adjusting the cost and expenses in respect thereof,
be distributed among such Members who are entitled to
 such fractions in proportion of their respective
holding and allotment of fractions thereof, authorize
 the Board of Directors to take all other steps as
may be

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GALAXY ENTMT GROUP LTD
  TICKER:                N/A             CUSIP:     Y2679D118
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
reports of the Directors and the Auditors for the YE
31 DEC 2008

PROPOSAL #2.a: Elect Mr. Francis Lui Yiu Tung as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.b: Elect Mr. Joseph Chee Ying Keung as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Elect Dr. Patrick Wong Lung Tak as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.D: Approve to fix the Directors                                ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #3.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #4.1: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase shares of the Company during the
relevant period, on the Stock Exchange of Hong Kong
Limited or any other stock exchange recognized for
this purpose by the Securities and Futures Commission
 of Hong Kong and The Stock Exchange of Hong Kong
Limited under the Hong Kong Code on Share
Repurchases, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company at the date of passing of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period within
which the next AGM is required by the Companies

PROPOSAL #4.2: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the capital of the Company and make or grant offers,
agreements and options during and after the relevant
period, not exceeding 20% of the aggregate nominal
amount of the issued share capital of the Company;
and [if the Directors are so authorized by a separate
 ordinary resolution of the shareholders of the
Company] the nominal amount of share capital of the
Company repurchased by the Company subsequent to the
passing of this resolution [up to a maximum amount of
 10% of the share capital of the Company in issue at
the date of the passing of this resolution],
otherwise than pursuant to: i) a rights issue; or ii)
 the exercise of rights of subscription or conversion
 under the terms of any warrants issued by the
Company or any securities which are convertible into
shares of the Company; or iii) any share option
schemes or similar arrangement; or iv) any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares of the company in accordance with
 the Articles of Association of the company;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period within
which the next AGM of the Company is required by
Companies Ordinance to be held]

PROPOSAL #4.3: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of the Resolutions 4.1 and 4.2, to extend the general
 mandate granted to the Directors of the Company
pursuant to Resolution 4.2, by addition thereto an
amount representing the aggregate nominal amount of
share capital of the Company repurchased under
Resolution 4.1, provided that such amount shall not
exceed 10% of the aggregate amount of the issued
share capital of the Company at the date of the
passing of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GALP ENERGIA,SA, LISBOA
  TICKER:                N/A             CUSIP:     X3078L108
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to resolve on the management                         ISSUER          NO           N/A               N/A
consolidated report, individual and consolidated
accounts, for the year 2008, as well as remaining
reporting documents

PROPOSAL #2.: Approve to resolve on the Company's                          ISSUER          NO           N/A               N/A
Governance report

PROPOSAL #3.: Approve to resolve on the proposal for                       ISSUER          NO           N/A               N/A
application of profits

PROPOSAL #4.: Approve to resolve on a general                              ISSUER          NO           N/A               N/A
appraisal of the Company Management and Supervision

PROPOSAL #5.: Elect the Secretary of the Board of the                      ISSUER          NO           N/A               N/A
 general meeting for the 2008-2010 period

PROPOSAL #6.: Approve to resolve on the amendment to                       ISSUER          NO           N/A               N/A
Article 10 N. 3 of the Companys Articles of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAMESA CORPORACION TECHNOLOGICA S A
  TICKER:                N/A             CUSIP:     E54667113
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the individual and consolidated                      ISSUER          YES          FOR               FOR
 annual accounts of the exercise 2008

PROPOSAL #2.: Approve the application of the result                        ISSUER          YES          FOR               FOR
and the distribution of the dividend

PROPOSAL #3.: Approve the management report of the                         ISSUER          YES          FOR               FOR
company and consolidated group

PROPOSAL #4.: Approve the management of the Board of                       ISSUER          YES          FOR               FOR
Directors

PROPOSAL #5.: Ratify the Board Member of Iberdrola                         ISSUER          YES          FOR               FOR
with the Calification of dominical External Member

PROPOSAL #6.: Ratify the appointment of Mr. Carles                         ISSUER          YES          FOR               FOR
Fernandez-Lerga with Calification of other External
Board Members

PROPOSAL #7.: Re-elect the Auditors                                        ISSUER          YES          FOR               FOR

PROPOSAL #8.: Authorize the Board of Directors for                         ISSUER          YES          FOR               FOR
the derivated acquisition of own shares until max of
5% leaving without effect the previous agreements
approved in the OGM of 2008

PROPOSAL #9.: Approve the Incentive Plan to long-term                      ISSUER          YES          FOR               FOR
 through the deliver of shares of the Company
included in the strategic plan 2009-2011, delegation
of the faculties for the execution of this

PROPOSAL #10.: Approve the delegation of the                               ISSUER          YES          FOR               FOR
faculties for the execution of the agreements in the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAMUDA BHD
  TICKER:                N/A             CUSIP:     Y2679X106
  MEETING DATE:          12/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment of the Directors'                        ISSUER          YES          FOR               FOR
fees of MYR 334,000 for the YE 31 JUL 2008

PROPOSAL #2.: Re-elect Mr. Goon Heng Wah as a                              ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 95 of the
Company's Articles of Association

PROPOSAL #3.: Re-elect Mr. Ir Ha Tiing Tai as a                            ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 95 of the
Company's Articles of Association

PROPOSAL #4.: Re-elect Ms. Wong Chin Yen as a                              ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 95 of the
Company's Articles of Association

PROPOSAL #5.: Re-appoint Y. Bhg Tan Sri Dato' Ir                           ISSUER          YES          FOR               FOR
Talha bin Haji Mohd Hashim as a Director of the
Company, who retires pursuant to Section 129 of the
Companies Act, 1965, to hold office until the
conclusion of the next AGM

PROPOSAL #6.: Re-appoint Y. Bhg Tan Sri Dato' Mohd                         ISSUER          YES          FOR               FOR
Ramli bin Kushairi as a Director of the Company, who
retires pursuant to Section 129 of the Companies Act,
 1965, to hold office until the conclusion of the
next AGM

PROPOSAL #7.: Re-appoint Y. Bhg Dato' Ir Kamarul                           ISSUER          YES          FOR               FOR
Zaman bin Mohd Ali as a Director of the Company, who
retires pursuant to Section 129 of the Companies Act,
 1965, to hold office until the conclusion of the

PROPOSAL #8.: Re-appoint Y. M. Raja Dato' Seri Abdul                       ISSUER          YES          FOR               FOR
Aziz bin Raja Salim as a Director of the Company, who
 retires pursuant to Section 129 of the Companies
Act, 1965, to hold office until the conclusion of the
 next AGM

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young, the                        ISSUER          YES          FOR               FOR
retiring Auditors, and authorize the Directors to fix
 their remuneration

PROPOSAL #10.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965, to allot and
 issue shares in the Company, at any time and upon
such terms and conditions and for such purposes as
the Directors may in their absolute discretion deem
fit, provided that the aggregate number of shares
issued pursuant to this resolution does not exceed
10% of the issued share capital of the Company for
the time being and to obtain the approval of Bursa
Malaysia Securities Berhad for the listing of and
quotation for the additional shares so issued;
[Authority expires at the conclusion of the next AGM

PROPOSAL #11.: Authorize the Company, subject to the                       ISSUER          YES          FOR               FOR
provisions of the Companies Act, 1965, the Articles
of Association of the Company, the requirements of
Bursa Malaysia Securities Berhad [Bursa Securities]
and the approvals of all relevant government and/or
regulatory authorities, to purchase such number of
ordinary shares of MYR 1.00 each of the Company
[Proposed Share Buy-back] as may be determined by the
 Directors of the Company from time to time through
Bursa Securities upon such terms and conditions as
the Directors may deem fit in the interest of the
Company provided that the aggregate number of shares
to be purchased pursuant to this resolution does not
exceed 10% of the total issued and paid-up share
capital for the time being of the Company and an
amount not exceeding the retained profits and/or
share premium of the Company be allocated by the
Company for the Proposed Share Buy-back; and at the
discretion of the Directors, upon such purchase by
the Company of its own shares, the purchased shares
will be cancelled and/or retained as treasury shares
and subsequently be cancelled, distributed as
dividends or resold on Bursa Securities; and
authorize the Directors to do all acts and things and
 to enter into and execute all commitments,
transactions, deeds, agreements, arrangements,
undertakings, indemnities, transfers, assignments
and/or guarantees as the Directors may deem fit and
expedient in order to implement, finalize and give
full effect to the proposed Share Buy-back with full
powers to assent to any conditions, modifications,
revaluations, variations and/or amendments as may be
required or imposed by any relevant authorities
and/or any amendments, variations and/or
modifications in the interest of the Company as may
be approved by any relevant authorities if such
approvals are required; [Authority expires earlier at
 the conclusion of the next AGM of the Company or the
 expiration of the period within which the next AGM
after that date is required by law to be held], but
not so as to prejudice the completion of the purchase
 of its own shares by the Company before the
aforesaid expiry date and, in any event, in
accordance with the provisions of the Listing

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAS NAT SDG S A
  TICKER:                N/A             CUSIP:     E5499B123
  MEETING DATE:          3/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the modification of Article 15                       ISSUER          YES          FOR               FOR
of bylaws adaptation of minimum period to exercise
the preferential subscription rights to Article 158.1
 of the Spanish Corporation Act

PROPOSAL #2.: Approve to increase the capital with                         ISSUER          YES          FOR               FOR
preferential subscription rights by issuing
223.888.014 new shares of 1 EURO nominal value each

PROPOSAL #3.: Ratify Mr. D. Narcis Serra I Serra as a                      ISSUER          YES          FOR               FOR
 Board Member

PROPOSAL #4.: Grant authority to the Board to execute                      ISSUER          YES          FOR               FOR
 the agreements

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAS NAT SDG S A
  TICKER:                N/A             CUSIP:     E5499B123
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the individual                             ISSUER          YES          FOR               FOR
financial statements and the statutory reports

PROPOSAL #2.: Approve to accept the consolidated                           ISSUER          YES          FOR               FOR
financial statements and the statutory reports

PROPOSAL #3.: Approve the allocation of income and                         ISSUER          YES          FOR               FOR
the dividends

PROPOSAL #4.: Grant discharge to the Directors                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect the External Auditors                               ISSUER          YES          FOR               FOR

PROPOSAL #6.1: Re-elect Salvador Gabarro Serra as an                       ISSUER          YES        AGAINST           AGAINST
Executive Director

PROPOSAL #6.2: Re-elect Emiliano Lopez Achurra as an                       ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #6.3: Re-elect Juan Rosell Lastortras as a                        ISSUER          YES        AGAINST           AGAINST
Non-Executive Director

PROPOSAL #7.: Approve the Merger Agreement with Union                      ISSUER          YES          FOR               FOR
 Fenosa and Union Fenosa Generacion, S.A.

PROPOSAL #8.: Approve to increase in capital in the                        ISSUER          YES          FOR               FOR
amount of EUR 26.2 million through the issuance of
26.2 million shares of EUR 1 par value in connection
with the Merger Agreement in Item 7 consequently
modify the Articles 5 and 6 of Company By-Laws

PROPOSAL #9.: Grant authority for the repurchase of                        ISSUER          YES          FOR               FOR
shares void authorization granted on AGM of 21 MAY

PROPOSAL #10.: Grant authority for the issuance of                         ISSUER          YES          FOR               FOR
equity or equity-linked securities without preemptive
 rights of up to 50% of capital in accordance with
Articles 153.1.b of Spanish Companies Law;
consequently Amend Company By-Laws

PROPOSAL #11.1: Amend the Article 2 of Company                             ISSUER          YES          FOR               FOR
Bylaws, regarding: social objective

PROPOSAL #11.2: Amend the Article 9 of Company                             ISSUER          YES          FOR               FOR
Bylaws, regarding: dividends

PROPOSAL #11.3: Amend the Article 15 of Company                            ISSUER          YES          FOR               FOR
Bylaws, regarding: preemptive rights

PROPOSAL #11.4: Amend the Article 16 of Company                            ISSUER          YES          FOR               FOR
Bylaws, regarding: exclusion of preemptive rights

PROPOSAL #11.5: Amend the Article 17 of Company                            ISSUER          YES          FOR               FOR
Bylaws to reflect changes in capital

PROPOSAL #11.6: Amend the Article 18 of Company                            ISSUER          YES          FOR               FOR
Bylaws, regarding: debt issuance

PROPOSAL #11.7: Amend the Article 32 of Company                            ISSUER          YES          FOR               FOR
Bylaws, regarding: Special Agreement

PROPOSAL #11.8: Amend the Article 64 of Company                            ISSUER          YES          FOR               FOR
Bylaws, regarding: dividends distribution

PROPOSAL #11.9: Amend the Article 69 of Company                            ISSUER          YES          FOR               FOR
Bylaws, regarding: Mergers and Excision

PROPOSAL #11.10: Approve the recast of Company Bylaws                      ISSUER          YES          FOR               FOR

PROPOSAL #12.: Authorize the Board to ratify and                           ISSUER          YES          FOR               FOR
execute approved resolutions

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  ISSUER:                GAZ DE FRANCE, PARIS
  TICKER:                N/A             CUSIP:     F42651111
  MEETING DATE:          7/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Amend the Article 13 of the By-Laws                         ISSUER          YES          FOR               FOR
regarding Board composition

PROPOSAL #E.2: Approve the Merger by absorption of                         ISSUER          YES          FOR               FOR
Suez
PROPOSAL #E.3: Approve the accounting treatment of                         ISSUER          YES          FOR               FOR
Merger

PROPOSAL #E.4: Approve the Gaz De France Stock                             ISSUER          YES          FOR               FOR
replacing Suez Stock to be issued or reissued
pursuant to Suez outstanding Stock Option Plans

PROPOSAL #E.5: Approve the Gaz De France Stock                             ISSUER          YES          FOR               FOR
replacing Suez Stock to be issued or reissued
pursuant to Suez outstanding Share Incentive Plans

PROPOSAL #E.6: Acknowledge completion of Merger,                           ISSUER          YES          FOR               FOR
approve the dissolution of Suez without liquidation,
and authorize the Board to execute all formalities
pursuant to Merger

PROPOSAL #E.7: Amend the Article 1 of Association                          ISSUER          YES          FOR               FOR
regarding form of Company

PROPOSAL #E.8: Approve to change Corporate purpose                         ISSUER          YES          FOR               FOR
and amend the Article 2 of By-Laws

PROPOSAL #E.9: Approve to change Company name to GDF                       ISSUER          YES          FOR               FOR
SUEZ and amend the Article 3 of By-Laws accordingly

PROPOSAL #E.10: Approve to change location of                              ISSUER          YES          FOR               FOR
registered office to 16-26 Rue Du Docteur Lancereaux,
 75008 Paris, and amend the Article 4 of By-Laws
accordingly

PROPOSAL #E.11: Amend the Article 6 of By-Laws to                          ISSUER          YES          FOR               FOR
reflect changes in capital

PROPOSAL #E.12: Adopt the New Articles of Association                      ISSUER          YES          FOR               FOR

PROPOSAL #E.13: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity-linked securities with preemptive
rights up to aggregate nominal amount of EUR 250
Million

PROPOSAL #E.14: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity-linked securities without preemptive
 rights up to aggregate nominal amount of EUR 250
Million

PROPOSAL #E.15: Authorize the Board to increase                            ISSUER          YES          FOR               FOR
capital in the event of additional demand related to
delegations submitted to shareholder vote above
within the nominal limits set above

PROPOSAL #E.16: Grant authority for the capital                            ISSUER          YES          FOR               FOR
increase of up to 10% of issued capital for future
acquisitions

PROPOSAL #E.17: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.18: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan for International Employees

PROPOSAL #E.19: Approve to set global limit for                            ISSUER          YES          FOR               FOR
capital increase to result from issuance requests
under items 13 through 18 at EUR 310 million

PROPOSAL #E.20: Grant authority for the                                    ISSUER          YES          FOR               FOR
capitalization of reserves for bonus issue or

PROPOSAL #E.21: Grant authority up to 0.5% of issued                       ISSUER          YES        AGAINST           AGAINST
capital for use in Restricted Stock Plan

PROPOSAL #E.22: Approve the Stock Option Plans grants                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #E.23: Approve to reduce in share capital                         ISSUER          YES          FOR               FOR
via cancellation of repurchased shares

PROPOSAL #O.24: Grant authority for the repurchase of                      ISSUER          YES        AGAINST           AGAINST
 up to 10% of issued share capital

PROPOSAL #O.25: Approve to dismiss the Directors                           ISSUER          YES          FOR               FOR
elected on general meeting held on 07 OCT 2005

PROPOSAL #O.26: Elect Mr. Jean-Francois Cirelli as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.27: Elect Mr. Gerard Mestrallet as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.28: Elect Mr. Jean-Louis Beffa as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.29: Elect Mr. Aldo Cardoso as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #O.30: Elect Mr. Etienne Davignon as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.31: Elect Mr. Albert Frere as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #O.32: Elect Mr. Edmond Alphandery as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.33: Elect Mr. Rene Carron as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #O.34: Elect Mr. Thierry De Rudder as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.35: Elect Mr. Paul Desmarais Jr as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.36: Elect Mr. Jacques Lagarde as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #O.37: Elect Mr. Anne Lauvergeon as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #O.38: Elect Lord Simon of Highbury as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.39: Appoint Philippe Lemoine as a Censor                       ISSUER          YES          FOR               FOR

PROPOSAL #O.40: Appoint Richard Goblet D'Alviella as                       ISSUER          YES          FOR               FOR
a Censor

PROPOSAL #O.41: Approve to set remuneration of the                         ISSUER          YES          FOR               FOR
Directors in the aggregate amount of EUR 1.4 million
starting for FY 2008

PROPOSAL #O.42: Ratify the appointment of Deloitte                         ISSUER          YES          FOR               FOR
Associes as the Auditor

PROPOSAL #O.43: Ratify the appointment of BEAS as the                      ISSUER          YES          FOR               FOR
 Alternate Auditor

PROPOSAL #O.44: Grant authority for the filing of                          ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAZIT GLOBE (1982) LTD
  TICKER:                N/A             CUSIP:     M4792X107
  MEETING DATE:          8/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
Directors' report for the year 2007

PROPOSAL #2.: Re-appoint the Accountant-Auditors and                       ISSUER          YES          FOR               FOR
authorize the Board to fix their fees

PROPOSAL #3.: Appoint Ms. Noga Kanz as an External                         ISSUER          YES        AGAINST           AGAINST
Director for a statutory 3 year period, approval of
the issue to her of options on a cashless exercise
basis on the same terms as the options held by the
existing Directors, annual remuneration and meeting
attendance fees in the amounts permitted by law,
indemnity and insurance cover as approved for other
Directors

PROPOSAL #4.: Re-appoint Mr. Dori Segal as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #5.: Approve the annual bonus in the amount                       ISSUER          YES        AGAINST           AGAINST
of NIS 415,730 and 19,000 options to the Deputy
Executive Chairman Mr. Arieh Mintkevitch

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAZIT GLOBE (1982) LTD
  TICKER:                N/A             CUSIP:     M4792X107
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES        ABSTAIN           AGAINST
Directors' report for the year 2007

PROPOSAL #2.: Re-appoint Accountant-Auditors and                           ISSUER          YES        ABSTAIN           AGAINST
authorize the Board to fix their fees

PROPOSAL #3.: Re-appoint Mr. Arieh Mintkevitch as a                        ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #4.: Approve to renew the agreement with Mr.                      ISSUER          YES        ABSTAIN           AGAINST
 Mintkevitch for an additional 4 year period during
which his remuneration will be increased to NIS
72,000 a month [instead of NIS 60,000] and he will
receive 400,000 options by 4 annual installments with
 an exercise equal to the average price in the 30
days preceding issue [fair economic value estimated
at NIS 8.145 each

PROPOSAL #5.: Approve the annual bonus in the amount                       ISSUER          YES        ABSTAIN           AGAINST
of NIS 227,500 and 16,000 options to Mr. Mintkevitch
in respect of 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAZPROM NEFT
  TICKER:                N/A             CUSIP:     X7813K101
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the early termination of powers                      ISSUER          YES          FOR               FOR
 of the Board of Directors

PROPOSAL #2.: Elect the Board of Directors                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the interested parties                               ISSUER          YES          FOR               FOR
transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAZPROM NEFT OJSC, MOSCOW
  TICKER:                N/A             CUSIP:     X7813K101
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report as of FY 2008                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the annual accounting report,                        ISSUER          YES          FOR               FOR
profit and losses report as of FY 2008

PROPOSAL #3.: Approve the distribution of profit and                       ISSUER          YES          FOR               FOR
losses, dividend payments as of 2008 FY

PROPOSAL #4.: Elect the Board of Directors                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Elect the Audit Commission                                   ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the Auditor                                          ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the remuneration to be paid to                       ISSUER          YES          FOR               FOR
the members of the Board of Directors

PROPOSAL #8.: Approve the remuneration to be paid to                       ISSUER          YES          FOR               FOR
the members of the Audit Commission

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAZPROM O A O
  TICKER:                N/A             CUSIP:     368287207
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approval of the annual report of the                         ISSUER          YES          FOR               FOR
Company.

PROPOSAL #2.: Approval of the annual accounting                            ISSUER          YES          FOR               FOR
statements, including the profit and loss reports
[profit and loss accounts] of the Company.

PROPOSAL #3.: Approval of the distribution of profit                       ISSUER          YES          FOR               FOR
of the Company based on the results of 2008.

PROPOSAL #4.: Regarding the amount of, time for and                        ISSUER          YES          FOR               FOR
form of payment of dividends based on the results of
2008.

PROPOSAL #5.: Approval of the External Auditor of the                      ISSUER          YES          FOR               FOR
 Company.

PROPOSAL #6.: Regarding the remuneration of Members                        ISSUER          YES        AGAINST           AGAINST
of the Board of Directors and Audit Commission of the
 Company.

PROPOSAL #7.1: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] regarding receipt by OAO
Gazprom of funds in a maximum sum of 500 million U.S.
 dollars or its equivalent in rubles or euros, for a
term of up to and including 5 years, with interest
for using the loans to be paid at a rate not
exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank
of Russia's refinancing rate in effect on the date of
 entry into the applicable loan agreement, plus 3%
per annum, in the case of loans in rubles.

PROPOSAL #7.2: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO regarding receipt by OAO Gazprom of funds
 in a maximum sum of 1.5 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to
and including 5 years, with interest for using the
loans to be paid at a rate not exceeding 15% per
annum in the case of loans in U.S. dollars / euros
and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into
the applicable loan agreement, plus 3% per annum, in
the case of loans in rubles.

PROPOSAL #7.3: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO VTB
Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. dollars or its
equivalent in rubles or euros, for a term of up to
and including 5 years, with interest for using the
loans to be paid at a rate not exceeding 15% per
annum in the case of loans in U.S. dollars / euros
and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into
the applicable loan agreement, plus 3% per annum, in
the case of loans in rubles.

PROPOSAL #7.4: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and State
Corporation Bank for Development and Foreign Economic
 Affairs [Vnesheconombank] regarding receipt by OAO
Gazprom of funds in a maximum sum of 6 billion U.S.
dollars or its equivalent in rubles or euros, for a
term of up to and including 5 years, with interest
for using the loans to be paid at a rate not
exceeding 15% per annum in the case of loans in U.S.
dollars / euros and at a rate not exceeding the Bank
of Russia's refinancing rate in effect on the date of
 entry into the applicable loan agreement, plus 3%
per annum, in the case of loans in rubles.

PROPOSAL #7.5: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Rosselkhozbank regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. dollars or
 its equivalent in rubles or euros, for a term of up
to and including 5 years, with interest for using the
 loans to be paid at a rate not exceeding 15% per
annum in the case of loans in U.S. dollars / euros
and at a rate not exceeding the Bank of Russia's
refinancing rate in effect on the date of entry into
the applicable loan agreement, plus 3% per annum, in
the case of loans in rubles.

PROPOSAL #7.6: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company], to be entered into
pursuant to a loan facility agreement between OAO
Gazprom and the bank, involving receipt by OAO
Gazprom of funds in a maximum sum of 25 billion
rubles, for a term not exceeding 30 calendar days,
with interest for using the loans to be paid at a
rate not exceeding the indicative rate based on the
offered rates of Russian ruble loans [deposits] in
the Moscow money market [MosPrime Rate] established
for loans with a maturity equal to the period of
using the applicable loan, quoted as of the date of
entry into the applicable transaction, increased by

PROPOSAL #7.7: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO, to be entered into pursuant to a loan
facility agreement between OAO Gazprom and the bank,
involving receipt by OAO Gazprom of funds in a
maximum sum of 17 billion rubles, for a term not
exceeding 30 calendar days, with interest for using
the loans to be paid at a rate not exceeding the
indicative rate based on the offered rates of Russian
 ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity
 equal to the period of using the applicable loan,
quoted as of the date of entry into the applicable

PROPOSAL #7.8: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gazenergoprombank, to be entered into pursuant to a
loan facility agreement between OAO Gazprom and the
bank, involving receipt by OAO Gazprom of funds in a
maximum sum of 100 million U.S. dollars, for a term
not exceeding 30 calendar days, with interest for
using the loans to be paid at a rate not exceeding
the London Interbank Offered Rate [LIBOR] established
 for loans with a maturity equal to the period of
using the applicable loan, quoted as of the date of
entry into the applicable transaction, increased by

PROPOSAL #7.9: Approve, in accordance with Chapter XI                      ISSUER          YES          FOR               FOR
 of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO VTB
Bank, to be entered into pursuant to a loan facility
agreement between OAO Gazprom and the bank, involving
 receipt by OAO Gazprom of funds in a maximum sum of
5 billion rubles, for a term not exceeding 30
calendar days, with interest for using the loans to
be paid at a rate not exceeding the indicative rate
based on the offered rates of Russian ruble loans
[deposits] in the Moscow money market [MosPrime Rate]
 established for loans with a maturity equal to the
period of using the applicable loan, quoted as of the
 date of entry into the applicable transaction,

PROPOSAL #7.10: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will, upon the
 terms and conditions announced by it, accept and
credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts
in accordance with OAO Gazprom's instructions, as
well as agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding
maintenance in the account of a non-reducible balance
 in a maximum sum not exceeding 20 billion rubles or
its equivalent in a foreign currency for each
transaction, with interest to be paid by the bank at
a rate not lower than 0.1% per annum in the relevant

PROPOSAL #7.11: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO pursuant to which Sberbank of Russia OAO
will, upon the terms and conditions announced by it,
accept and credit funds transferred to accounts
opened by OAO Gazprom and conduct operations through
the accounts in accordance with OAO Gazprom's

PROPOSAL #7.12: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will, upon the terms and conditions
 announced by it, accept and credit funds transferred
 to accounts opened by OAO Gazprom and conduct
operations through the accounts in accordance with
OAO Gazprom's instructions.

PROPOSAL #7.13: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO VTB
Bank pursuant to which OAO VTB Bank will, upon the
terms and conditions announced by it, accept and
credit funds transferred to accounts opened by OAO
Gazprom and conduct operations through the accounts
in accordance with OAO Gazprom's instructions.

PROPOSAL #7.14: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which the
bank will provide services to OAO Gazprom making use
of the Bank Client electronic payments system,
including, without limitation, receipt from OAO
Gazprom of electronic payment documents for executing
 expense operations through accounts, provision of
the account electronic statements and conduct of
other electronic document processing, and OAO Gazprom
 will pay for the services provided at such tariffs
of the bank as may be in effect at the time the

PROPOSAL #7.15: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO pursuant to which Sberbank of Russia OAO
will provide services to OAO Gazprom making use of
the Client Sberbank electronic payments system,
including, without limitation, receipt from OAO
Gazprom of electronic payment documents for executing
 expense operations through accounts, provision of
the account electronic statements and conduct of
other electronic document processing, and OAO Gazprom
 will pay for the services provided at such tariffs
of Sberbank of Russia OAO as may be in effect at the
time the services are provided.

PROPOSAL #7.16: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gazenergoprombank pursuant to which ZAO
Gazenergoprombank will provide services to OAO
Gazprom making use of the Bank Client electronic
payments system, including, without limitation,
receipt from OAO Gazprom of electronic payment
documents for executing expense operations through
accounts, provision of the account electronic
statements and conduct of other electronic document
processing, and OAO Gazprom will pay for the services
 provided at such tariffs of ZAO Gazenergoprombank as
 may be in effect at the time the services are

PROPOSAL #7.17: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO VTB
Bank pursuant to which OAO VTB Bank will provide
services to OAO Gazprom making use of the Bank Client
 electronic payments system, including, without
limitation, receipt from OAO Gazprom of electronic
payment documents for executing expense operations
through accounts, provision of the account electronic
 statements and conduct of other electronic document
processing, and OAO Gazprom will pay for the services
 provided at such tariffs of OAO VTB Bank as may be
in effect at the time the services are provided.

PROPOSAL #7.18: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, the foreign
 currency purchase/sale transactions between OAO
Gazprom and Gazprombank [Open Joint Stock Company],
to be entered into under the General Agreement on the
 Conduct of Conversion Operations between OAO Gazprom
 and the bank dated as of September 12, 2006, No.
3446, in a maximum sum of 500 million U.S. dollars or
 its equivalent in rubles, euros or other currency
for each transaction.

PROPOSAL #7.19: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which OAO
Gazprom will grant suretyships to secure performance
of OAO Gazprom's subsidiaries' obligations to
Gazprombank [Open Joint Stock Company] with respect
to the bank's guarantees issued to the Russian
Federation's tax authorities in connection with the
subsidiaries challenging such tax authorities' claims
 in court, in an aggregate maximum sum equivalent to
500 million U.S. dollars and for a period of not more
 than 14 months.

PROPOSAL #7.20: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Sberbank of
 Russia OAO pursuant to which OAO Gazprom will grant
suretyships to secure performance of OAO Gazprom's
subsidiaries' obligations to Sberbank of Russia OAO
with respect to the bank's guarantees issued to the
Russian Federation's tax authorities in connection
with the subsidiary companies challenging such tax
authorities' claims in court, in an aggregate maximum
 sum equivalent to 500 million U.S. dollars and for a
 period of not more than 14 months.

PROPOSAL #7.21: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which OAO
Gazprom will grant suretyships to secure performance
of OAO Gazprom's subsidiaries' obligations to
Gazprombank [Open Joint Stock Company] with respect
to the bank's guarantees issued to the Russian
Federation's tax authorities related to such
companies' obligations to pay excise taxes in
connection with exports of petroleum products that
are subject to excise taxes, and eventual penalties,
in a maximum sum of 1.8 billion rubles and for a
period of not more than 14 months.

PROPOSAL #7.22: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Nord Stream
 AG pursuant to which OAO Gazprom will issue a
guarantee [suretyship] to Nord Stream AG to secure
performance of OOO Gazprom Export's obligations under
 a gas transportation agreement between Nord Stream
AG and OOO Gazprom Export, including its obligations
to pay a tariff for the transportation of gas via the
 North Stream gas pipeline on the basis of an agreed-
upon model for calculating the tariff, in an
aggregate maximum sum of 24.035 billion euros.

PROPOSAL #7.23: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] undertakes
under instructions of OAO Gazprom and for a fee not
exceeding 0.5% per annum, to open on a monthly basis
documentary irrevocable uncovered letters of credit
in favor of AK Uztransgaz in connection with payments
 for its services related to natural gas
transportation across the territory of the Republic
of Uzbekistan, with the maximum amount under all of
the simultaneously outstanding letters of credit
being 81 million U.S. dollars.

PROPOSAL #7.24: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Beltransgaz pursuant to which OAO Gazprom will grant
OAO Beltransgaz temporary possession and use of the
facilities of the Yamal-Europe trunk gas pipeline
system and related service equipment that are
situated in the territory of the Republic of Belarus
for a period of not more than 12 months and OAO
Beltransgaz will make payment for using such property
 in a maximum sum of 6.33 billion rubles.

PROPOSAL #7.25: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Gazpromregiongaz pursuant to which OAO Gazprom will
grant OAO Gazpromregiongaz temporary possession and
use of the property complex of the gas distribution
system, comprised of facilities designed to transport
 and supply gas directly to consumers [gas off taking
 pipelines, gas distribution pipelines, inter-
township and street gas pipelines, high-, medium- and
 low-pressure gas pipelines, gas flow control
stations and buildings], for a period of not more
than 12 months and OAO Gazpromregiongaz will make
payment for using such property in a maximum sum of

PROPOSAL #7.26: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Neft Orenburg pursuant to which OAO Gazprom will
grant ZAO Gazprom Neft Orenburg temporary possession
and use of the wells and downhole and above-ground
well equipment within the Eastern Segment of the
Orenburgskoye oil and gas-condensate field for a
period of not more than 12 months and ZAO Gazprom
Neft Orenburg will make payment for using such
property in a maximum sum of 1.5 billion rubles.

PROPOSAL #7.27: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Gazpromtrubinvest pursuant to which OAO Gazprom will
grant OAO Gazpromtrubinvest temporary possession and
use of the building and equipment of a tubing and
casing manufacturing facility with a thermal
treatment shop and pipe coating unit, situated in the
 Kostromskaya Region, town of Volgorechensk, for a
period of not more than 12 months and OAO
Gazpromtrubinvest will make payment for using such
property in a maximum sum of 451 million rubles.

PROPOSAL #7.28: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Lazurnaya pursuant to which OAO Gazprom will grant
OAO Lazurnaya temporary possession and use of the
property of the first and second units of the
Lazurnaya Peak Hotel complex, situated in the city of
 Sochi, for a period of not more than 12 months and
OAO Lazurnaya will make payment for using such
property in a maximum sum of 93.3 million rubles.

PROPOSAL #7.29: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and DOAO
Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO
Gazprom temporary possession and use of the building
and equipment of the repair and machining shop at the
 home base of the oil and gas production department
for the Zapolyarnoye gas-oil-condensate field,
situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, as
well as of the building and equipment of the repair
and machining shop at the Southern Regional Repair
Base, situated in the Stavropolskiy Province, town of
 Izobilnyi, for a period of not more than 12 months
and DOAO Tsentrenergogaz of OAO Gazprom will make
payment for using such property in a maximum sum of
115.5 million rubles.

PROPOSAL #7.30: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Gazpromtrans pursuant to which OAO Gazprom will grant
 OOO Gazpromtrans temporary possession and use of the
 infrastructure facilities of the railway stations of
 the Surgutskiy Condensate Stabilization Plant, of
the Sernaya railway station and of the Tvyordaya Sera
 railway station, the facilities of the railway
station situated in the town of Slavyansk-na-Kubani,
as well as the facilities of the railway line from
the Obskaya station to the Bovanenkovo station, for a
 period of not more than 12 months and OOO
Gazpromtrans will make payment for using such
property in a maximum sum of 2.1 billion rubles.

PROPOSAL #7.31: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Gazpromtrans pursuant to which OAO Gazprom will grant
 OOO Gazpromtrans temporary possession and use of
methanol tank cars for a period of not more than 5
years and OOO Gazpromtrans will make payment for
using such property in a maximum sum of 190 million

PROPOSAL #7.32: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Tsentrgaz pursuant to which OAO Gazprom will grant
OAO Tsentrgaz temporary possession and use of the
facilities of a preventative clinic that are situated
 in the Tulskaya Region, Shchokinskiy District,
township of Grumant, for a period of not more than 12
 months and OAO Tsentrgaz will make payment for using
 such property in a maximum sum of 24.1 million

PROPOSAL #7.33: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Druzhba
 pursuant to which OAO Gazprom will grant OAO Druzhba
 temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment
facilities, transformer substations, entrance
checkpoints, cottages, utility networks, metal
fences, parking area, ponds, roads, pedestrian
crossings, playgrounds, sewage pumping station,
sports center, roofed ground-level arcade, servicing
station, diesel-generator station, boiler house
extension, storage facility, Fisherman's Lodge,
garage, as well as service machinery, equipment,
furniture and accessories] situated in the Moscow
Region, Naro-Fominskiy District, village of
Rogozinino, for a period of not more than 12 months
and OAO Druzhba will make payment for using such
property in a maximum sum of 249.55 million rubles.

PROPOSAL #7.34: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom will grant OAO
 Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-
contained modular boiler installation, recuperative
air heater, mini-boiler unit, radiant panel heating
system, U-shaped radiant tube, modularized compact
full-function gas and water treatment installations
for coal bed methane extraction wells, well-head
equipment, borehole enlargement device, and pressure
core sampler] located in the Rostovskaya Region, town
 of Kamensk-Shakhtinskiy, and the Kemerovskaya
Region, city of Novokuznetsk, for a period of not
more than 12 months and OAO Gazprom Promgaz will make
 payment for using such property in a maximum sum of
3.5 million rubles.

PROPOSAL #7.35: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which OAO
Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-
residential premises in a building that are situated
at 31 Lenina Street, Yugorsk, Tyumenskaya Region and
are used to house a branch of Gazprombank [Open Joint
 Stock Company], with a total floor space of 810.6
square meters, and the plot of land occupied by the
building and required to use that building, with an
area of 3,371 square meters, for a period of not more
 than 12 months and Gazprombank [Open Joint Stock
Company] will make payment for using such property in
 a maximum sum of 2.61 million rubles.

PROPOSAL #7.36: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Salavatnefteorgsintez pursuant to which OAO Gazprom
will grant OAO Salavatnefteorgsintez temporary
possession and use of the gas condensate pipeline
running from the Karachaganakskoye gas condensate
field to the Orenburgskiy Gas Refinery for a period
of not more than 12 months and OAO
Salavatnefteorgsintez will make payment for using
such property in a maximum sum of 347 thousand rubles.

PROPOSAL #7.37: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Vostokgazprom pursuant to which OAO Gazprom will
grant OAO Vostokgazprom temporary possession and use
of an M-468R special-purpose communications
installation for a period of not more than 12 months
and OAO Vostokgazprom will make payment for using
such property in a maximum sum of 109 thousand rubles.

PROPOSAL #7.38: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO Gazprom
 Export pursuant to which OAO Gazprom will grant OOO
Gazprom Export temporary possession and use of an M-
468R special-purpose communications installation for
a period of not more than 12 months and OOO Gazprom
Export will make payment for using such property in a
 maximum sum of 129 thousand rubles.

PROPOSAL #7.39: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Neft pursuant to which OAO Gazprom will grant OAO
Gazprom Neft temporary possession and use of an M-
468R special-purpose communications installation for
a period of not more than 12 months and OAO Gazprom
Neft will make payment for using such property in a
maximum sum of 132 thousand rubles.

PROPOSAL #7.40: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Space Systems pursuant to which OAO Gazprom will
grant OAO Gazprom Space Systems temporary possession
and use of an ERP software and hardware solution,
System for Managing OAO Gazprom's Property and Other
Assets at OAO Gazcom Level [ERP], for a period of not
 more than 12 months and OAO Gazprom Space Systems
will make payment for using such property in a
maximum sum of 1.15 million rubles.

PROPOSAL #7.41: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Yamalgazinvest pursuant to which OAO Gazprom will
grant ZAO Yamalgazinvest temporary possession and use
 of an ERP software and hardware solution, System for
 Managing OAO Gazprom's Property and Other Assets at
ZAO Yamalgazinvest Level [ERP], for a period of not
more than 12 months and ZAO Yamalgazinvest will make
payment for using such property in a maximum sum of
1.74 million rubles.

PROPOSAL #7.42: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gaztelecom pursuant to which OAO Gazprom will grant
ZAO Gaztelecom temporary possession and use of
communications facilities within the composition of
buildings, communications lines, communications
networks, cable duct systems and equipment, which are
 located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city
of Kaliningrad, in the Smolenskaya Region of the
Russian Federation and in the territory of the
Republic of Belarus, for a period of not more than 12
 months and ZAO Gaztelecom will make payment for
using such property in a maximum sum of 204.8 million

PROPOSAL #7.43: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
TsentrCaspneftegaz pursuant to which OAO Gazprom will
 extend to OOO TsentrCaspneftegaz long-term loans in
an aggregate maximum sum of 12.6 billion rubles for
the purpose of development by it in 2009-2011 of the
Tsentralnaya geological structure.

PROPOSAL #7.44: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and Gazprombank
 [Open Joint Stock Company] pursuant to which the
bank will issue guarantees to the Russian
Federation's customs authorities with respect to the
obligations of OAO Gazprom as a customs broker to pay
 customs payments and eventual interest and
penalties, in a maximum sum of 50 million rubles,
with the bank to be paid a fee at a rate of not more
than 1% per annum of the amount of the guarantee.

PROPOSAL #7.45: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will
deliver and OOO Mezhregiongaz will accept [off-take]
gas in an amount of not more than 300 billion cubic
meters, deliverable monthly, and will pay for gas a
maximum sum of 886.9 billion rubles.

PROPOSAL #7.46: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes under instructions of OAO Gazprom and for
a fee of not more than 200 million rubles, in its own
 name, but for OAO Gazprom's account, to accept and,
through OOO Mezhregiongaz's electronic trading site,
sell gas produced by OAO Gazprom and its affiliates,
in an amount of not more than 11.25 billion cubic
meters for a maximum sum of 20 billion rubles.

PROPOSAL #7.47: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OOO Mezhregiongaz
will deliver and OAO Gazprom will accept [off-take]
gas purchased by OOO Mezhregiongaz from independent
entities, in an amount of not more than 21.9 billion
cubic meters for a maximum sum of 70 billion rubles.

PROPOSAL #7.48: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO Gazprom
 Export pursuant to which OOO Gazprom Export
undertakes under instructions of OAO Gazprom and for
a fee of not more than 55 million rubles, in its own
name, but for OAO Gazprom's account, to accept and
sell in the market outside the customs territory of
the Russian Federation liquid hydrocarbons owned by
OAO Gazprom, including crude oil, gas condensate and
refined products [gasoline, liquefied gases, etc.],
in an amount of not more than 1.25 million tons for a
 maximum sum of 11 billion rubles.

PROPOSAL #7.49: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will
deliver and OOO Mezhregiongaz will accept [off-take]
gas purchased by OAO Gazprom from OAO LUKOIL and
stored in underground gas storage facilities, in an
amount of not more than 3.39 billion cubic meters,
and will pay for gas a maximum sum of 9.1 billion

PROPOSAL #7.50: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Northgas pursuant to which ZAO Northgas will deliver
and OAO Gazprom will accept [off-take] gas in an
amount of not more than 4.8 billion cubic meters,
deliverable monthly, and will pay for gas a maximum
sum of 4 billion rubles.

PROPOSAL #7.51: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Severneftegazprom pursuant to which OAO
Severneftegazprom will deliver and OAO Gazprom will
accept [off-take] gas in an amount of not more than
24.2 billion cubic meters and will pay for gas a
maximum sum of 23 billion rubles.

PROPOSAL #7.52: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Neft Orenburg pursuant to which ZAO Gazprom Neft
Orenburg will deliver and OAO Gazprom will accept
[off-take] unstable crude oil in an amount of not
more than 650 thousand tons and will pay for crude
oil a maximum sum of 5.3 billion rubles.

PROPOSAL #7.53: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SIBUR
Holding pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [off-take] dry
stripped gas processed at gas refining complexes in
an amount of not more than 4.5 billion cubic meters
and will pay for gas a maximum sum of 5.1 billion

PROPOSAL #7.54: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SIBUR
Holding pursuant to which OAO Gazprom will sell and
OAO SIBUR Holding will buy ethane fraction in a total
 amount of 4.885 million tons for a maximum sum of
33.707 billion rubles.

PROPOSAL #7.55: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SIBUR
Holding pursuant to which OAO SIBUR Holding
undertakes under instructions of OAO Gazprom and for
a fee of not more than 30 million rubles, to enter
into: in OAO Gazprom's name and for OAO Gazprom's
account: agreements providing for the processing of
ethane fraction in an amount of not more than 275
thousand tons and with the maximum cost of ethane
fraction processing services being 2.6 billion
rubles; and agreements providing for the sale of
ethane fraction processing products [polyethylene] in
 an amount of not more than 180 thousand tons for a
maximum sum of 6.5 billion rubles; and in its own
name, but for OAO Gazprom's account: agreements on
arranging for the transportation and storage of
ethane fraction processing products [polyethylene]
owned by OAO Gazprom in an amount of not more than 36
 thousand tons for a maximum sum of 75 million rubles.

PROPOSAL #7.56: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SIBUR
Holding pursuant to which OAO Gazprom will provide
services related to arranging for the transportation
of gas in a total amount of not more than 1.2 billion
 cubic meters and OAO SIBUR Holding will pay for the
services related to arranging for the transportation
of gas via trunk gas pipelines a maximum sum of 1
billion rubles.

PROPOSAL #7.57: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Tomskgazprom pursuant to which OAO Gazprom will
provide services related to arranging for the
transportation of gas in a total amount of not more
than 3 billion cubic meters and OAO Tomskgazprom will
 pay for the services related to arranging for the
transportation of gas via trunk gas pipelines a
maximum sum of 1.2 billion rubles.

PROPOSAL #7.58: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will
provide services related to arranging for the
transportation of gas in a total amount of not more
than 45 billion cubic meters across the territory of
the Russian Federation, CIS countries and Baltic
states and OOO Mezhregiongaz will pay for the
services related to arranging for the transportation
of gas via trunk gas pipelines a maximum sum of 70

PROPOSAL #7.59: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation
of gas in a total amount of not more than 3.8 billion
 cubic meters and OAO Gazprom Neft will pay for the
services related to arranging for the transportation
of gas via trunk gas pipelines a maximum sum of 2.62
billion rubles.

PROPOSAL #7.60: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO NOVATEK
 pursuant to which OAO Gazprom will provide services
related to arranging for the transportation of gas in
 a total amount of not more than 45 billion cubic
meters and OAO NOVATEK will pay for the services
related to arranging for the transportation of gas
via trunk gas pipelines a maximum sum of 60 billion
rubles..

PROPOSAL #7.61: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO NOVATEK
 pursuant to which OAO Gazprom will provide services
related to arranging for the injection into and
storage in underground gas storage facilities of gas
owned by OAO NOVATEK in an amount of not more than 1
billion cubic meters and OAO NOVATEK will pay for the
 services related to arranging for gas injection and
storage a maximum sum of 400 million rubles, as well
as services related to arranging for the off-taking
from underground gas storage facilities of gas owned
by OAO NOVATEK in an amount of not more than 1
billion cubic meters and OAO NOVATEK will pay for the
 services related to arranging for the off-taking of
gas a maximum sum of 20 million rubles.

PROPOSAL #7.62: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and a/s
Latvijas Gaze pursuant to which OAO Gazprom will sell
 and a/s Latvijas Gaze will purchase gas as follows:
in an amount of not more than 750 million cubic
meters for a maximum sum of 225 million euros in the
second half of 2009 and in an amount of not more than
 750 million cubic meters for a maximum sum of 225
million euros in the first half of 2010, as well as
pursuant to which a/s Latvijas Gaze will provide
services related to injection into and storage in the
 Ineukalna underground gas storage facility of gas
owned by OAO Gazprom, and related to its off-taking
and transportation across the territory of the
Republic of Latvia, as follows: in the second half of
 2009-services related to injection of gas in an
amount of not more than 1.2 billion cubic meters,
services related to storage and off-taking of gas in
an amount of not more than 800 million cubic meters
and services related to transportation of gas in an
amount of not more than 2 billion cubic meters, and
OAO Gazprom will pay for such services a maximum sum
of 20 million euros; and in the first half of 2010
– services related to injection of gas in an
amount of not more than 800 million cubic meters,
services related to storage and off-taking of gas in
an amount of not more than 1 billion cubic meters and
 services related to transportation of gas in an
amount of not more than 1.8 billion cubic meters, and
 OAO Gazprom will pay for such services a maximum sum

PROPOSAL #7.63: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and AB Lietuvos
 Dujos pursuant to which OAO Gazprom will sell and AB
 Lietuvos Dujos will purchase gas as follows: in an
amount of not more than 675 million cubic meters for
a maximum sum of 180 million euros in the second half
 of 2009 and in an amount of not more than 790
million cubic meters for a maximum sum of 210 million
 euros in the first half of 2010, as well as pursuant
 to which AB Lietuvos Dujos will provide services
related to the transportation of gas in transit mode
across the territory of the Republic of Lithuania as
follows: in the second half of 2009-in an amount of
not more than 743 million cubic meters, and OAO
Gazprom will pay for such gas transportation services
 a maximum sum of 3 million euros; and in the first
half of 2010-in an amount of not more than 1.25
billion cubic meters, and OAO Gazprom will pay for
such gas transportation services a maximum sum of 6.5

PROPOSAL #7.64: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and UAB Kauno
termofikacijos elektrin  pursuant to which OAO
Gazprom will sell and UAB Kauno termofikacijos
elektrin  will purchase gas as follows: in an amount
of not more than 180 million cubic meters for a
maximum sum of 48 million euros in the second half of
 2009 and in an amount of not more than 225 million
cubic meters for a maximum sum of 60 million euros in
 the first half of 2010.

PROPOSAL #7.65: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and MoldovaGaz
S.A. pursuant to which OAO Gazprom will deliver and
MoldovaGaz S.A. will accept [off-take] in 2010 gas in
 an amount of not more than 3.9 billion cubic meters
and will pay for gas a maximum sum of 1.33 billion
U.S. dollars.

PROPOSAL #7.66: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and MoldovaGaz
S.A. pursuant to which in 2010 MoldovaGaz S.A. will
provide services related to the transportation of gas
 in transit mode across the territory of the Republic
 of Moldova in an amount of not more than 22.1
billion cubic meters and OAO Gazprom will pay for the
 services related to the transportation of gas via
trunk gas pipelines a maximum sum of 55.4 million

PROPOSAL #7.67: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and KazRosGaz
LLP pursuant to which KazRosGaz LLP will sell and OAO
 Gazprom will purchase in 2010 gas in an amount of
not more than 1.2 billion cubic meters for a maximum
sum of 150 million U.S. dollars.

PROPOSAL #7.68: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and KazRosGaz
LLP pursuant to which in 2010 OAO Gazprom will
provide services related to the transportation across
 the territory of the Russian Federation of gas owned
 by KazRosGaz LLP in an amount of not more than 8.5
billion cubic meters and KazRosGaz LLP will pay for
the services related to the transportation of gas via
 trunk gas pipelines a maximum sum of 35.2 million
U.S. dollars.

PROPOSAL #7.69: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Beltransgaz pursuant to which OAO Gazprom will sell
and OAO Beltransgaz will purchase in 2010 gas in an
amount of not more than 22.1 billion cubic meters for
 a maximum sum of 4.42 billion U.S. dollars, as well
as pursuant to which in 2010 OAO Beltransgaz will
provide services related to the transportation of gas
 in transit mode across the territory of the Republic
 of Belarus via the gas transportation system of OAO
Beltransgaz and via the Byelorussian segment of
Russia's Yamal-Europe gas pipeline in an amount of
not more than 48.2 billion cubic meters and OAO
Gazprom will pay for the services related to the
transportation of gas via trunk gas pipelines a
maximum sum of 700 million U.S. dollars.

PROPOSAL #7.70: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, using in-house and/or outside personnel
and resources, to perform in accordance with
instructions from OAO Gazprom an aggregate of start-
up and commissioning work at OAO Gazprom's
facilities, with the time periods for performance
being from July 2009 to December 2009 and from
January 2010 to June 2010, and to deliver the results
 of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a maximum sum of 500 thousand

PROPOSAL #7.71: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Invest Yug pursuant to which ZAO Gazprom Invest Yug
undertakes, using in-house and/or outside personnel
and resources, to perform in accordance with
instructions from OAO Gazprom an aggregate of start-
up and commissioning work at OAO Gazprom's
facilities, with the time periods for performance
being from July 2009 to December 2009 and from
January 2010 to June 2010, and to deliver the results
 of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a maximum sum of 150 million rubles.

PROPOSAL #7.72: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, using in-house and/or outside personnel
and resources, to perform in accordance with
instructions from OAO Gazprom an aggregate of start-
up and commissioning work at OAO Gazprom's
facilities, with the time periods for performance
being from July 2009 to December 2009 and from
January 2010 to June 2010, and to deliver the results
 of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a maximum sum of 350 million rubles.

PROPOSAL #7.73: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Space Systems pursuant to which OAO Gazprom Space
Systems undertakes, during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 600 thousand rubles.

PROPOSAL #7.74: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Yamalgazinvest pursuant to which ZAO Yamalgazinvest
undertakes, during the period from 01 JUL 2009 to 31
DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 3.6 billion rubles.

PROPOSAL #7.75: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Neft Orenburg pursuant to which ZAO Gazprom Neft
Orenburg undertakes, during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 29.69 million rubles.

PROPOSAL #7.76: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Invest Yug pursuant to which ZAO Gazprom Invest Yug
undertakes, during the period from 01 JUL 2009 to 31
DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 3.3 billion rubles.

PROPOSAL #7.77: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OOO
Gazpromtrans pursuant to which OOO Gazpromtrans
undertakes, during the period from 01 JUL 2009 to 31
DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 280 million rubles.

PROPOSAL #7.78: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO
Gaztelecom pursuant to which ZAO Gaztelecom
undertakes, during the period from 01 JUL 2009 to 31
DEC 2010, in accordance with instructions from OAO
Gazprom, to provide services related to the
implementation of OAO Gazprom's investment projects
involving the construction and commissioning of
facilities and OAO Gazprom undertakes to pay for such
 services a maximum sum of 6.35 million rubles.

PROPOSAL #7.79: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Federal
 Research and Production Center NefteGazAeroCosmos
pursuant to which ZAO Federal Research and Production
 Center NefteGazAeroCosmos undertakes, during the
period from 01 JUL 2009 to 31 DEC 2010, in accordance
 with instructions from OAO Gazprom, to provide
services related to the implementation of OAO
Gazprom's investment projects involving the
construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services a maximum
 sum of 6.7 million rubles.

PROPOSAL #7.80: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, in the event
of loss or destruction of or damage to, including
deformation of the original geometrical dimensions of
 the structures or individual elements of, machinery
or equipment; linear portions, technological
equipment or fixtures of trunk gas pipelines,
petroleum pipelines or refined product pipelines;
property forming part of wells; natural gas held at
the facilities of the Unified Gas Supply System in
the course of transportation or storage in
underground gas storage reservoirs [insured
property], as well as in the event of incurrence of
losses by OAO Gazprom as a result of an interruption
in production operations due to destruction or loss
of or damage to insured property [insured events], to
 make payment of insurance compensation to OAO
Gazprom or OAO Gazprom's subsidiaries to which the
insured property has been leased [beneficiaries], up
to the aggregate insurance amount of not more than 10
 trillion rubles in respect of all insured events,
and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 5
billion rubles, with each agreement having a term of

PROPOSAL #7.81: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to the life, health or property
of other persons or to the environment as a result of
 an emergency or incident that occurs, amongst other
things, because of a terrorist act at a hazardous
industrial facility operated by OAO Gazprom [insured
events], to make an insurance payment to the physical
 persons whose life, health or property has been
harmed, to the legal entities whose property has been
 harmed or to the state, acting through those
authorized agencies of executive power whose
jurisdiction includes overseeing protection of the
environment, in the event that harm is caused to the
environment [beneficiaries], up to the aggregate
insurance amount of not more than 30 million rubles,
and OAO Gazprom undertakes to pay an insurance
premium in a total maximum amount of 100 thousand
rubles, with each agreement having a term of 1 year.

PROPOSAL #7.82: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to the life or health of OAO
Gazprom's employees [insured persons] as a result of
an accident that occurs during the period of the
insurance coverage on a 24-hour-a-day basis or
diseases that are diagnosed during the effective
period of the agreements [insured events], to make an
 insurance payment to the insured person or the
person designated by him as his beneficiary or to the
 heir of the insured person [beneficiaries], up to
the aggregate insurance amount of not more than 150
billion rubles, and OAO Gazprom undertakes to pay OAO
 SOGAZ an insurance premium in a total maximum amount
 of 40 million rubles, with each agreement having a
term of 1 year.

PROPOSAL #7.83: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom or members of their families
 or non-working retired former employees of OAO
Gazprom or members of their families [insured persons
 who are beneficiaries] apply to a health care
institution for the provision of medical services
[insured events], to arrange and pay for the
provision of medical services to the insured persons
up to the aggregate insurance amount of not more than
 90 billion rubles and OAO Gazprom undertakes to pay
OAO SOGAZ an insurance premium in a total maximum
amount of 200 million rubles, with each agreement

PROPOSAL #7.84: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom Avtopredpriyatie, a branch
of OAO Gazprom, or members of their families or non-
working retired former employees of OAO Gazprom
Avtopredpriyatie, a branch of OAO Gazprom, or members
 of their families [insured persons who are
beneficiaries] apply to a health care institution for
 the provision of medical services [insured events],
to arrange and pay for the provision of medical
services to the insured persons up to the aggregate
insurance amount of not more than 52.8 million rubles
 and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in a total maximum amount of 51.1
million rubles, with each agreement having a term of

PROPOSAL #7.85: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, in the event
that OAO Gazprom, acting in its capacity as customs
broker, incurs liability as a result of any harm
having been caused to the property of third persons
represented by OAO Gazprom in connection with the
conduct of customs operations [beneficiaries] and/or
any contracts with such persons having been breached
[insured events], to make an insurance payment to
such persons up to the aggregate insurance amount of
not more than 70 million rubles and OAO Gazprom
undertakes to pay OAO SOGAZ an insurance premium in a
 total maximum amount of 1 million rubles, with each
agreement having a term of 3 years.

PROPOSAL #7.86: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO SOGAZ
pursuant to which OAO SOGAZ undertakes, whenever harm
 [damage or destruction] is caused to a
transportation vehicle owned by OAO Gazprom, or it is
 stolen or hijacked, or an individual component,
part, unit, device or supplementary equipment
installed on such transportation vehicle is stolen
[insured events], to make an insurance payment to OAO
 Gazprom [beneficiary] up to the aggregate insurance
amount of not more than 840 million rubles and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount of 16 million
rubles, with each agreement having a term of 1 year.

PROPOSAL #7.87: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, the
following interested-party transactions that may be
entered into by OAO Gazprom in the future in the
ordinary course of business, agreement between OAO
Gazprom and OAO SOGAZ pursuant to which OAO SOGAZ
undertakes, in the event of: assertion against
members of the Board of Directors or the Management
Committee of OAO Gazprom who are not persons holding
state positions in the Russian Federation or
positions in the state civil service [insured
persons] by physical or legal persons for whose
benefit the agreement will be entered into and to
whom harm could be caused, including shareholders of
OAO Gazprom, debtors and creditors of OAO Gazprom,
employees of OAO Gazprom, as well as the Russian
Federation represented by its authorized agencies and
 representatives [third persons [beneficiaries]], of
claims for compensation of losses resulting from
unintentional erroneous actions [inaction] by insured
 persons in the conduct by them of their managerial
activities; incurrence by insured persons of judicial
 or other costs to settle such claims; assertion
against OAO Gazprom by third persons [beneficiaries]
of claims for compensation of losses resulting from
unintentional erroneous actions [inaction] by insured
 persons in the conduct by them of their managerial
activities on the basis of claims asserted with
respect to OAO Gazprom's securities, as well as
claims originally asserted against insured persons;
incurrence by OAO Gazprom of judicial or other costs
to settle such claims [insured events], to make an
insurance payment to the third persons
[beneficiaries] whose interests have been harmed, as
well as to insured persons and/or OAO Gazprom in the
event of incurrence of judicial or other costs to
settle claims for compensation of losses, up to the
aggregate insurance amount of not more than the ruble
 equivalent of 100 million U.S. dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance
premium in a total maximum amount equal to the ruble
equivalent of 2 million U.S. dollars, such agreement

PROPOSAL #7.88: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Vostokgazprom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OAO Gazprom
Space Systems, OOO Gazpromtrans, OOO Gazprom
Komplektatsiya, OAO Lazurnaya, ZAO Gazprom Neft
Orenburg, ZAO Yamalgazinvest, OAO
Salavatnefteorgsintez, DOAO Tsentrenergogaz of OAO
Gazprom and OAO Tsentrgaz [the Contractors] pursuant
to which the Contractors undertake to perform from 30
 AUG 2009 to 31 DEC 2009 in accordance with
instructions from OAO Gazprom the services of
arranging for and proceeding with a stocktaking of
the property, plant and equipment of OAO Gazprom that
 are to be leased to the Contractors and OAO Gazprom
undertakes to pay for such services an aggregate
maximum sum of 2.5 million rubles.

PROPOSAL #7.89: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and DOAO
Tsentrenergogaz of OAO Gazprom pursuant to which DOAO
 Tsentrenergogaz of OAO Gazprom undertakes to perform
 during the period from 01 JUL 2009 to 30 OCT 2010,
in accordance with instructions from OAO Gazprom,
research work for OAO Gazprom covering the following
subject: Development of regulatory documents in the
area of maintenance and repair of equipment and
structures , and to deliver the result of such work
to OAO Gazprom and OAO Gazprom undertakes to accept
the result of such work and to pay for such work a
total maximum sum of 31 million rubles.

PROPOSAL #7.90: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO
Gazavtomatika of OAO Gazprom pursuant to which OAO
Gazavtomatika of OAO Gazprom undertakes to perform
during the period from 01 JUL 2009 to 30 JUN 2011, in
 accordance with instructions from OAO Gazprom,
research work for OAO Gazprom covering the following
subjects: Development of key regulations regarding
the creation of integrated automatic process control
systems for the operating facilities of subsidiary
companies by type of activity [production,
transportation, underground storage and refining of
gas and gas condensate] ; and Development of model
technical requirements for designing automation
systems for facilities of software and hardware
complex by type of activity [production,
transportation, storage and refining of gas and gas
condensate] , and to deliver the results of such work
 to OAO Gazprom and OAO Gazprom undertakes to accept
the results of such work and to pay for such work a
total maximum sum of 26.55 million rubles.

PROPOSAL #7.91: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of
recommendations regarding the determination of the
amounts of overhead expenses and anticipated profits
in the construction of OAO Gazprom's wells ;
Development of a technology for remotely updating
technological and other schemes directly in a
graphical data base ; Recommendations regarding the
application and utilization of alternative types of
energy resources for the gasification of industrial
enterprises, households and transportation vehicles ;
 and Preparation of a report on the financial and
economic feasibility of acquisition of shares owned
by OOO NGK ITERA in OAO Bratskekogaz, the holder of
the license for the right to use the subsoil of the
Bratskoye gas condensate field , and to deliver the
results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a total maximum sum of 49.1 million
 rubles.

PROPOSAL #7.92: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of
programs for the reconstruction and technological
upgrading of the gas facilities of the Gazprom Group
for 2010 ; Development of a Master Plan of the Siting
 of Facilities for the Production and Sale of
Liquefied Hydrocarbon Gases [Propane-Butane] ;
Organizing the metering of the quantities of gas,
condensate and oil extracted from the subsoil in the
process of development of gas condensate fields and
oil and gas condensate fields ; and Development of
cost estimation standards and rules for the
construction of trunk gas pipelines with a 12 MPa
pressure rating to meet OAO Gazprom's requirements ,
and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GAZPROM O A O
  TICKER:                N/A             CUSIP:     368287207
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #7.93: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of a
concept for utilization of renewable energy sources
by OAO Gazprom on the basis of an analysis of the
experience of global energy companies in the area of
development of alternative power ; Development of a
comprehensive Program for Early Diagnostics and
Prevention of Cardiovascular Diseases of OAO
Gazprom's Personnel ; Development of an Occupational
Risk Management System and a Program for Prevention
of Injuries to Personnel at OAO Gazprom's Enterprises
 ; Development of a regulatory and methodological
framework for the vocational selection of personnel
from OAO Gazprom's organizations to work on a
rotational team basis ; and Development of a
comprehensive Program for Early Identification and
Prevention of Oncological Diseases of OAO Gazprom's
Personnel , and to deliver the results of such work
to OAO Gazprom and OAO Gazprom undertakes to accept
the results of such work and to pay for such work a
total maximum sum of 132 million rubles.

PROPOSAL #7.94: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of
regulatory and technical documentation related to the
 organization and performance of repairs at OAO
Gazprom's facilities ; and Development of a Concept
for Streamlining Production Processes at Gas
Distribution Organizations , and to deliver the
results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a total maximum sum of 251.5
million rubles.

PROPOSAL #7.95: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 30 JUL 2011, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Improving the
regulatory and methodological framework for energy
saving at OAO Gazprom's facilities ; Development of a
 regulatory document for calculating indicators of
reliability of gas distribution systems ; Development
 of a regulatory framework for the diagnostic
servicing of gas distribution systems of the gas
supply sector ; Development of regulatory and
methodological documents in the area of study of gas
condensate characteristics of wells and fields in the
 course of prospecting and exploration work and in
overseeing the development of gas condensate fields
and oil and gas condensate fields ; and Development
of guidelines for the design, construction,
reconstruction and operation of gas distribution
systems , and to deliver the results of such work to
OAO Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total

PROPOSAL #7.96: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of
regulatory documents in the area of the energy
industry, including sea-based facilities ; and
Development of standardized systems for managing gas
distribution organizations , and to deliver the
results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a total maximum sum of 193 million
rubles.

PROPOSAL #7.97: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Development of a
system of medical, sanitary and psychological support
 for work at the Shtokman field making use of
rotational team labor ; Development of
recommendations for selecting efficient secondary
methods of extracting oil from oil-rimmed gas
condensate fields, using the Urengoiskoe and
Orenburgskoe fields as examples; and Development of
unified standards for evaluating [monitoring] and
forecasting the impact of natural, environmental and
production factors on the state of human health in
the area of construction of the Pre-Caspian gas
pipeline and development of the Caspian Sea shelf and
 Central Asian oil and gas fields , and to deliver
the results of such work to OAO Gazprom and OAO
Gazprom undertakes to accept the results of such work
 and to pay for such work a total maximum sum of

PROPOSAL #7.98: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2011, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Analytical studies
of the cost of 1 meter of drilling progress at OAO
Gazprom's fields and sites ; Development of price
lists for repairs at OAO Gazprom's facilities ; and
Program for bringing gas pipeline branches into
operation through the year 2020 , and to deliver the
results of such work to OAO Gazprom and OAO Gazprom
undertakes to accept the results of such work and to
pay for such work a total maximum sum of 495.1
million rubles.

PROPOSAL #7.99: Approve, in accordance with Chapter                        ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and OAO Gazprom
 Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform during the period from 01 JUL
2009 to 31 DEC 2010, in accordance with instructions
from OAO Gazprom, research work for OAO Gazprom
covering the following subjects: Arranging for the
monitoring of prices for all types of capital
construction resources with reference to areas of
clustered construction of OAO Gazprom's facilities ;
Develop a procedure for providing design
organizations with information about prices for
material and technical resources for the purpose of
adopting optimal decisions in designing the Unified
Gas Supply System's facilities ; and Perform an
analysis of the impact of changes in the commercial
rate of penetration for prospecting and exploration
wells and prepare measures designed to increase such
rate and reduce the cost of geological exploration
work, and to deliver the results of such work to OAO
Gazprom and OAO Gazprom undertakes to accept the
results of such work and to pay for such work a total
 maximum sum of 93.2 million rubles.

PROPOSAL #7.100: Approve, in accordance with Chapter                       ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement of OAO Gazprom with OAO Gazprom
Promgaz and OAO Gazavtomatika of OAO Gazprom [the
Contractors] pursuant to which the Contractors
undertake to perform during the period from 01 JUL
2009 to 31 DEC 2009, in accordance with instructions
from OAO Gazprom, the services of implementing
programs for scientific and technical cooperation
between OAO Gazprom and foreign partner companies and
 OAO Gazprom undertakes to pay for such services a
total maximum sum of 2 million rubles.

PROPOSAL #7.101: Approve, in accordance with Chapter                       ISSUER          YES          FOR               FOR
XI of the Federal Law on Joint Stock Companies and
Chapter XI of the Charter of OAO Gazprom, to enter
into an agreement between OAO Gazprom and ZAO Gazprom
 Invest Yug, OOO Gazpromtrans, ZAO Gazprom
Zarubezhneftegaz, OAO Gazprom Promgaz, OOO
Severneftegazprom, ZAO Yamalgazinvest, ZAO Gazprom
Neft Orenburg, OOO Gazprom Komplektatsiya, OAO
Vostokgazprom, OAO Tomskgazprom, OAO TGK-1, OAO
Mosenergo, OOO Gazprom Tsentrremont, OAO Tsentrgaz,
OOO Gazprom Export, OAO Gazpromregiongaz, OAO Gazprom
 Neft, OOO Mezhregiongaz and Gazpromipoteka Fund [the
 Licensees] pursuant to which OAO Gazprom will grant
the Licensees a non-exclusive license to use OAO
Gazprom's trade marks,        , Gazprom and, which
have been registered in the State Register of Trade
Marks and Service Marks of the Russian Federation, as
 follows: on goods or labels or packaging of goods
which are produced, offered for sale, sold or
displayed at exhibitions or fairs or are otherwise
introduced into civil turnover in the territory of
the Russian Federation, or are stored or transported
for such purpose, or are brought into the territory
of the Russian Federation; in connection with the
performance of work or the provision of services,
including the development of oil or gas fields or the
 construction of oil pipelines or gas pipelines; on
accompanying, commercial or other documentation,
including documentation related to the introduction
of goods into civil turnover; in offers regarding the
 sale of goods, regarding the performance of work or
regarding the provision of services, as well as in
announcements, in advertisements, in connection with
the conduct of charitable or sponsored events, in
printed publications, on official letterheads, on
signs, including, without limitation, on
administrative buildings, industrial facilities,
multi-function refueling complexes with accompanying
types of roadside service, shops, car washes, cafes,
car service / tire fitting businesses, recreational
services centers, on transportation vehicles, as well
 as on clothes and individual protection gear; on the
 Licensees' seals; in the Internet network; and in
the Licensees' corporate names, and the Licensees
will pay OAO Gazprom license fees in the form of
quarterly payments for the right to use each of OAO
Gazprom's trade marks with respect to each
transaction in the amount of not more than 300 times
the minimum wage established by the effective
legislation of the Russian Federation as of the date
of signature of delivery and acceptance acts, plus
VAT at the rate required by the effective legislation
 of the Russian Federation, in a total maximum sum of
 68.4 million rubles.

PROPOSAL #8.1: Elect Mr. Akimov Andrey Igorevich as a                      ISSUER          YES        AGAINST           AGAINST
 Member of the Board of Directors of the Company.

PROPOSAL #8.2: Elect Mr. Ananenkov Alexander                               ISSUER          YES        AGAINST           AGAINST
Georgievich as a Member of the Board of Directors of
the Company.

PROPOSAL #8.3: Elect Mr. Bergmann Burckhard as a                           ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors of the Company.

PROPOSAL #8.4: Elect Mr. Gazizullin Farit Rafikovich                       ISSUER          YES        AGAINST           AGAINST
as a Member of the Board of Directors of the Company.

PROPOSAL #8.5: Elect Mr. Gusakov Vladimir                                  ISSUER          YES        AGAINST           AGAINST
Anatolievich as a Member of the Board of Directors of

PROPOSAL #8.6: Elect Mr. Zubkov Viktor Alexeevich as                       ISSUER          YES        AGAINST           AGAINST
a Member of the Board of Directors of the Company.

PROPOSAL #8.7: Elect Ms. Karpel Elena Evgenievna as a                      ISSUER          YES        AGAINST           AGAINST
 Member of the Board of Directors of the Company.

PROPOSAL #8.8: Elect Mr. Makarov Alexey Alexandrovich                      ISSUER          YES        AGAINST           AGAINST
 as a Member of the Board of Directors of the Company.

PROPOSAL #8.9: Elect Mr. Miller Alexey Borisovich as                       ISSUER          YES        AGAINST           AGAINST
a Member of the Board of Directors of the Company.

PROPOSAL #8.10: Elect Mr. Musin Valery Abramovich as                       ISSUER          YES          FOR               FOR
a Member of the Board of Directors of the Company.

PROPOSAL #8.11: Elect Ms. Nabiullina Elvira                                ISSUER          YES        AGAINST           AGAINST
Sakhipzadovna as a Member of the Board of Directors
of the Company.

PROPOSAL #8.12: Elect Mr. Nikolaev Viktor Vasilievich                      ISSUER          YES        AGAINST           AGAINST
 as a Member of the Board of Directors of the Company.

PROPOSAL #8.13: Elect Mr. Petrov Yury Alexandrovich                        ISSUER          YES        AGAINST           AGAINST
as a Member of the Board of Directors of the Company.

PROPOSAL #8.14: Elect Mr. Sereda Mikhail Leonidovich                       ISSUER          YES        AGAINST           AGAINST
as a Member of the Board of Directors of the Company.

PROPOSAL #8.15: Elect Mr. Foresman Robert Mark as a                        ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors of the Company.

PROPOSAL #8.16: Elect Mr. Fortov Vladimir Evgenievich                      ISSUER          YES        AGAINST           AGAINST
 as a Member of the Board of Directors of the Company.

PROPOSAL #8.17: Elect Mr. Shmatko Sergey Ivanovich as                      ISSUER          YES        AGAINST           AGAINST
 a Member of the Board of Directors of the Company.

PROPOSAL #8.18: Elect Mr. Yusufov Igor Khanukovich as                      ISSUER          YES        AGAINST           AGAINST
 a Member of the Board of Directors of the Company.

PROPOSAL #9.1: Elect Mr. Arkhipov Dmitry                                   ISSUER          YES          FOR               FOR
Alexandrovich as a Member of the Audit Commission of

PROPOSAL #9.2: Elect Mr. Bikulov Vadim Kasymovich as                       ISSUER          YES          FOR               FOR
a Member of the Audit Commission of the Company.

PROPOSAL #9.3: Elect Mr. Ishutin Rafael Vladimirovich                      ISSUER          YES          FOR               FOR
 as a Member of the Audit Commission of the Company.

PROPOSAL #9.4: Elect Mr. Kobzev Andrey Nikolaevich as                      ISSUER          YES          FOR               FOR
 a Member of the Audit Commission of the Company.

PROPOSAL #9.5: Elect Ms. Lobanova Nina Vladislavovna                       ISSUER          YES          FOR               FOR
as a Member of the Audit Commission of the Company.

PROPOSAL #9.6: Elect Ms. Mikhailova Svetlana                               ISSUER          YES          FOR               FOR
Sergeevna as a Member of the Audit Commission of the

PROPOSAL #9.7: Elect Mr. Nosov Yury Stanislavovich as                      ISSUER          YES        AGAINST           AGAINST
 a Member of the Audit Commission of the Company.

PROPOSAL #9.8: Elect Mr. Ozerov Sergey Mikhailovich                        ISSUER          YES        AGAINST           AGAINST
as a Member of the Audit Commission of the Company.

PROPOSAL #9.9: Elect Ms. Tikhonova Mariya Gennadievna                      ISSUER          YES        AGAINST           AGAINST
 as a Member of the Audit Commission of the Company.

PROPOSAL #9.10: Elect Ms. Tulinova Olga Alexandrovna                       ISSUER          YES                          AGAINST
as a Member of the Audit Commission of the Company.

PROPOSAL #9.11: Elect Mr. Shubin Yury Ivanovich as a                       ISSUER          YES                          AGAINST
Member of the Audit Commission of the Company.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GDF SUEZ, PARIS
  TICKER:                N/A             CUSIP:     F42768105
  MEETING DATE:          12/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, after having taken note of the                      ISSUER          YES          FOR               FOR
 contribution agreement between Gdf Suez and Gdf
Investissements 31, all the terms of the contribution
 agreement, the valuation of the contribution and the
 consideration for it consequently, the shareholders
meeting decides to increase the share capital by the
creation of 1,140,946 new fully paid up shares of a
par value of EUR 10.00 each, to be distributed to Gdf
 Suez the difference between the amount of the net
assets contributed of EUR 114,094,600.00 and the
nominal amount of the share capital increase of EUR
11,409,460.00, estimated at EUR 102,685, 140.00, will
 form the merger premium; and authorize the Board of
Directors to take all necessary measures and
accomplish all necessary formalities

PROPOSAL #2.: Approve, after having taken note of the                      ISSUER          YES          FOR               FOR
 contribution agreement between Gdf Suez and Gdf
Investissements 37, all the terms of the contribution
 agreement, the valuation of the contribution and the
 consideration for it consequently, to increase the
share capital by creation of 19,036,102 new fully
paid up shares of a par value of EUR 10.00 each, to
be distributed to Gdf Suez the difference between the
 amount of the net assets contributed of EUR
1,903,610,200.00 and the nominal amount of the share
capital increase of EUR 190,361,020.00, estimated at
EUR 1,713,249,180.00, will form the merger premium;
and authorize the board of Directors to take all
necessary measures and accomplish all necessary
formalities

PROPOSAL #3.: Amend the Article 16 of the By-Laws                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Amend the Article 13 of the By-Laws                          ISSUER          YES          FOR               FOR

PROPOSAL #5.: Grant full powers to the bearer of an                        ISSUER          YES          FOR               FOR
original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed By-Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GDF SUEZ, PARIS
  TICKER:                N/A             CUSIP:     F42768105
  MEETING DATE:          5/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the report of the Board of                          ISSUER          YES          FOR               FOR
Directors and the report of the Auditors, the
Company's financial statements FYE 31 DEC 2008, as
presented showing earnings for the FY of EUR
2,766,786,164.00; and expenses and charges that were
not tax deductible of EUR 699,616.81 with a
corresponding tax of EUR 240,901.39

PROPOSAL #O.2: Approve the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors, the consolidated
financial statements for the said FY, in the form
presented to the meeting showing net consolidated
earnings [group share] of EUR 4,857,119,000.00

PROPOSAL #O.3: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the income for
the FY be appropriated as follows: earnings for the
FY: EUR 2,766,786,164. 00 allocation to the legal
reserve: EUR 211,114.00 balance: EUR 2,766,575,050.00
 retained earnings: EUR 18,739,865,064.00 balance
available for distribution: EUR 21,506,440,114.00
dividends: EUR 4,795,008,520. 00 [i.e. a net dividend
 of EUR 2.20 per share], eligible for the 40%
allowance provided by the French Tax Code interim
dividend already paid on 27 NOV, 2008: EUR
1,723,907,172.00 [i.e. a net dividend of EUR 0.80 per
 share] remaining dividend to be paid: EUR
3,071,101,348.00 [i.e. a balance of the net dividend
of EUR 1.40]. this dividend will be paid on 04 JUN
2009; in the event that the Company holds some of its
 own shares on such date, the amount of the unpaid
dividend on such shares shall be allocated to the
other reserves account the dividend payment may be
carried out in cash or in shares for the dividend
fraction of EUR 0.80 the shareholder will need to
request it to his or her financial intermediary from
06 MAY 2009 after, the shareholders will receive the
dividend payment only in cash for the shareholders
who have chosen the payment in cash, the dividend
will be paid on 04 JUN 2009 the dividend fraction of
EUR 0.60 will be paid only in cash on 11 MAY 2009 as

PROPOSAL #O.4: Approve the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225-38
of the French Commercial Code, and the agreements
entered into or implemented during the last year

PROPOSAL #O.5: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
buy back the Company's shares on the open market,
subject to the conditions described below: maximum
purchase price: EUR 55.00, maximum number of shares
to be acquired: 10% of the share capital, maximum
funds invested in the share buybacks: EUR
12,000,000,000.00 [Authority expires at the end of

PROPOSAL #O.6: Elect Mr. Patrick Arnaud as a Director                      ISSUER          YES        AGAINST           AGAINST
 for a period of 4 years

PROPOSAL #O.7: Elect Mr. Eric Charles Bourgeois as a                       ISSUER          YES        AGAINST           AGAINST
Director for a period of 4 years

PROPOSAL #O.8: Elect Mr. Emmanuel Bridoux as a                             ISSUER          YES        AGAINST           AGAINST
Director for a period of 4 years

PROPOSAL #O.9: Elect Mrs. Gabrielle Prunet as a                            ISSUER          YES        AGAINST           AGAINST
Director for a period of 4 years

PROPOSAL #O.10: Elect Mr. Jean-Luc Rigo as a Director                      ISSUER          YES        AGAINST           AGAINST
 for a period of 4 years

PROPOSAL #O.11: Elect Mr. Philippe Taurines as a                           ISSUER          YES        AGAINST           AGAINST
Director for a period of 4 years

PROPOSAL #O.12: Elect Mr. Robin Vander Putten as a                         ISSUER          YES        AGAINST           AGAINST
Director for a period of 4 years

PROPOSAL #E.13: Authorize the Board of Directors the                       ISSUER          YES          FOR               FOR
necessary powers to increase the capital by a maximum
 nominal amount of EUR 20,000,000.00, by issuance,
with preferred subscription rights maintained, of
20,000,000 new shares of a par value of EUR 1.00
each; [Authority expires at the end of 18-month
period] ; it supersedes the one granted by the
shareholders' meeting of 16 JUL 2008 in its
Resolution 18 and to cancel the shareholders'
Preferential subscription rights in favour of any
entities, of which aim is to subscribe, detain or
sell GDF Suez shares or other financial instruments
within the frame of the implementation of one of the
various options of the group GDF Suez International
Employee Shareholding Plan and to take all necessary
measures and accomplish all necessary formalities

PROPOSAL #E.14: Authorize the Board of Directors all                       ISSUER          YES          FOR               FOR
powers to grant, in one or more transactions, in
favour of employees and Corporate Officers of the
Company and, or related Companies, options giving the
 right either to subscribe for new shares in the
Company to be issued through a share capital
increase, or to purchase existing shares purchased by
 the Company, it being provided that the options
shall not give rights to a total number of shares,
which shall exceed 0.5% ; [Authority expires at the
end of 18-month period]; this delegation of powers
supersedes the one granted by the shareholders
meeting of 16 JUL 2008 in its Resolution 22 and to
cancel the shareholders' preferential subscription
rights in favour of the beneficiaries mentioned above
 and to take all necessary measures and accomplish
all necessary formalities

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant for free, on 1 or more occasions, existing or
future shares, in favour of the employees or the
Corporate Officers of the Company and related
companies; they may not represent 0.5% of issued
share capital; [Authority expires at the end of 18-
month period]; this delegation of powers supersedes
the one granted by the shareholders meeting of 16 JUL
 2008 in its Resolution 21 and to take all necessary
measures and accomplish all necessary formalities

PROPOSAL #E.16: Grants full powers to the bearer of                        ISSUER          YES          FOR               FOR
an original, a copy or extract of the minutes of the
meeting to carry out all filings, publications and
other formalities prescribed by Law

PROPOSAL #A.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Approve the external proposal has been
filed by FCPE Action Gaz 2005, one of the employees
shareholders vehicle, it amends the earlier
Resolution 14 on options for 0.50% of share capital
and tends to enlarge the beneficiaries to all
employees but equally, even if a greater
accessibility of employees to share-based payments
seems positive, we do not support this proposal as we
 consider that egalitarian grants of options must not
 be encouraged and that stock-options grants must
remain a remuneration tool in the hand of the Board
of Directors, we recommend opposition

PROPOSAL #B.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Approve the external proposal from the Suez
 Action Gaz 2005 ESOP amends the earlier
authorization for restricted shares up to 0.7% of the
 capital but here for all employees and equally, we
do not support as we consider that theses devices
must be used as element of the individual pay and
because the Board of Directors has already
implemented all-employees plans and asks shareholders
 authorization to continue within the limit of 0.20%
of share capital [See Resolution 15], we recommend

PROPOSAL #C.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Approve to cut total dividend to EUR 0.80
instead of EUR 2.2, this external proposal from the
Suez Action Gaz 2005 ESOP is not based on the strong
increase of the 2008 dividend, last year employees
shareholders already suggested to freeze the
dividend, the motive is to increase the investments
and salaries instead of the dividends; the resulting
dividend would be a reduction to only 57% of the
ordinary dividend paid last year and 36% of the total
 dividend for this year, a final distribution much
too low in view of the legitimate expectations of the
 shareholders, we cannot support such resolution
which primarily opposes the interests of employees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GEA GROUP AG, BOCHUM
  TICKER:                N/A             CUSIP:     D28304109
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report and the report
pursuant to Sections 289(4) and 315(4) of the German
Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributed profit of EUR 74,001,448.75 as follows:
payment of a dividend of EUR 0.40 per no-par share
EUR 478,310.75 shall be carried forward ex-dividend
and payable date: 23 APR 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY: Deloitte + Touche GMBH, Frankfurt

PROPOSAL #6.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the Company shall be authorized to
acquire own shares of up to 10% of its share capital,
 at a price differing neither more than 10% from the
market price of the shares if they are acquired
through the Stock Exchange, nor more than 20% if they
 are acquired by way of a repurchase offer, on or
before 21 OCT 2010; the Board of Managing Directors
shall be authorized to dispose of the shares in a
manner other than the Stock Exchange or an offer to
all shareholders if the shares are sold at a price
not materially below their market price, to use the
shares in connection with mergers and acquisitions or
 for satisfying conversion or option rights and to
retire the shares

PROPOSAL #7.a: Creation of new authorized capital and                      ISSUER          NO           N/A               N/A
 the corresponding amendments to the Articles of
Association a) the Board of Managing Directors shall
be authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR
72,000,000 through the issue of new no-par shares
against cash payment on or before 21 APR 2014
[authorized capital II] the period as of when the
shares entitle to dividend payments may differ from
the period stipulated by Law; shareholders
subscription rights may be excluded for residual
amounts

PROPOSAL #7.b: The Board of Managing Directors shall                       ISSUER          NO           N/A               N/A
be authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR
99,000,000 through the issue of new no-par shares
against payment in cash and/or kind, on or before 21
APR 2014 [authorized capital III]; the period as of
when the shares entitle to dividend payments may
differ from the period stipulated by Law;
shareholders subscription rights may be excluded for
the issue of shares against contributions in kind,
for a capital increase of up to 10% of the share
capital against contributions in cash if the shares
are issued at a price not materially below their
market price, and for residual amounts

PROPOSAL #8.: Approval of the control and profit                           ISSUER          NO           N/A               N/A
transfer agreement with the Company's wholly-owned
subsidiary, Tuchenhagen Brewery Systems GMBH,
effective until at least 31 DEC 2013

PROPOSAL #9.: Election of Mr. Hartmut Eberlein to the                      ISSUER          NO           N/A               N/A
 Supervisory Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GEBERIT AG, RAPPERSWIL-JONA
  TICKER:                N/A             CUSIP:     H2942E124
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GEBERIT AG, RAPPERSWIL-JONA
  TICKER:                N/A             CUSIP:     H2942E124
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual                        ISSUER          YES          FOR               FOR
accounts and the accounts of the Group 2008, as well
as acceptance of the reports of the Auditors

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance profit

PROPOSAL #3.: Grant discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #4.1: Re-elect Mr. Hans Hess as a Board of                        ISSUER          YES          FOR               FOR
Director for a term of office of 2 years

PROPOSAL #4.2: Re-elect Mr. Randolf Hanslin as a                           ISSUER          YES          FOR               FOR
Board of Director for a term of office of 3 years

PROPOSAL #4.3: Re-elect Dr. Robert Heberlein as a                          ISSUER          YES          FOR               FOR
Board of Director for a term of office of 3 years

PROPOSAL #4.4: Elect Mrs. Susanne Ruoff as a Board of                      ISSUER          YES          FOR               FOR
 Director for a term of office of 1 year

PROPOSAL #4.5: Elect Mr. Robert F. Spoerry as a Board                      ISSUER          YES          FOR               FOR
 of Director for a term of office of 1 year

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors for the year 2009

PROPOSAL #6.: Approve to reduce the share capital                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GECINA, PARIS
  TICKER:                N/A             CUSIP:     F4268U171
  MEETING DATE:          6/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory Reports

PROPOSAL #O.3: Approve the standard accounting                             ISSUER          YES          FOR               FOR
transfers

PROPOSAL #O.4: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 5.70 per share

PROPOSAL #O.5: Approve the Auditors special report                         ISSUER          YES        AGAINST           AGAINST
regarding related party transactions

PROPOSAL #O.6: Approve the transaction with Mr.                            ISSUER          YES        AGAINST           AGAINST
AntonioTruan

PROPOSAL #O.7: Elect Mrs. Victoria Soler Lujan as a                        ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.8: Elect Mr. Santiago Ybarra Churruca as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #O.9: Elect Societe Metrovacesa as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #O.10: Elect Mr. Nicolas Durand as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #O.11: Ratify Mr. Sixto Jimenez Muniain as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #O.12: Ratify Mr. Joaquin Fernandez Del Rio                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #O.13: Ratify Mr. Jesus Perez Rodriguez as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #O.14: Ratify Mr. Nicolas Diaz Saldana as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.15: Approve the remuneration of the                            ISSUER          YES          FOR               FOR
Directors in the aggregate amount of EUR 1.75 million
 from the FY 2009

PROPOSAL #O.16: Authorize the repurchase of up to 10                       ISSUER          YES        AGAINST           AGAINST
% of issued share capital

PROPOSAL #E.17: Authorize the issuance of equity or                        ISSUER          YES          FOR               FOR
equity linked securities with preemptive rights up to
 aggregate nominal amount of EUR 200 million

PROPOSAL #E.18: Authorize the issuance of equity or                        ISSUER          YES        AGAINST           AGAINST
equity linked securities without preemptive rights up
 to aggregate nominal amount of EUR 200 million

PROPOSAL #E.19: Authorize the Board to increase                            ISSUER          YES        AGAINST           AGAINST
capital in the event of additional demand related to
delegation submitted to shareholder vote above

PROPOSAL #E.20: Authorize the capital increase of up                       ISSUER          YES          FOR               FOR
to 10 % of issued capital for future acquisitions

PROPOSAL #E.21: Authorize the capitalization of                            ISSUER          YES          FOR               FOR
reserves of up to EUR 500 million for bonus issue or
increase in par value

PROPOSAL #E.22: Authorize the Board to set issue                           ISSUER          YES        AGAINST           AGAINST
price for 10 % per year of issued capital pursuant to
 issue authority without preemptive rights

PROPOSAL #E.23: Approve the employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.24: Authorize up to 3% of issued capital                       ISSUER          YES        AGAINST           AGAINST
for use in Stock Option Plan

PROPOSAL #E.25: Authorize up to 3% of issued capital                       ISSUER          YES        AGAINST           AGAINST
for use in restricted Stock Plan

PROPOSAL #E.26: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.27: Amend Article 14 of bylaws regarding                       ISSUER          YES          FOR               FOR
Board meetings

PROPOSAL #E.28: Authorize the filing of required                           ISSUER          YES          FOR               FOR
documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GEDEON RICHTER LTD
  TICKER:                N/A             CUSIP:     X3124R133
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                           ISSUER          NO           N/A               N/A
Directors on the 2008 business activities of the
Company and presentation of the annual report
prepared in accordance with the Accounting Act

PROPOSAL #2.: Receive the report of the Auditor                            ISSUER          NO           N/A               N/A

PROPOSAL #3.: Receive the report of the Supervisory                        ISSUER          NO           N/A               N/A
Board including the report of the Audit Committee

PROPOSAL #4.: Approve to determine and allocation of                       ISSUER          NO           N/A               N/A
the 2008 after tax profit of the Company, declaration
 of Dividends for the 2008 business year on the
common shares

PROPOSAL #5.: Approve of the 2008 annual report of                         ISSUER          NO           N/A               N/A
the Company prepared in accordance with the
Accounting Act, including the 2008 balance sheet

PROPOSAL #6.: Receive the report on the 2008 business                      ISSUER          NO           N/A               N/A
 activities of the Richter Group and presentation of
the consolidated report prepared in accordance with
the IFRS

PROPOSAL #7.: Receive the report of the Auditor on                         ISSUER          NO           N/A               N/A
the consolidated report

PROPOSAL #8.: Receive the report of the Supervisory                        ISSUER          NO           N/A               N/A
Board including the report of the Audit committee on
the consolidated report

PROPOSAL #9.: Approve the 2008 consolidated report                         ISSUER          NO           N/A               N/A

PROPOSAL #10.: Approve the Corporate Governance Report                     ISSUER          NO           N/A               N/A

PROPOSAL #11.: Authorize the Board of Directors for                        ISSUER          NO           N/A               N/A
the purchase of own shares of the Company

PROPOSAL #12.A: Amend the statutes concerning the                          ISSUER          NO           N/A               N/A
modifications of the scope of activities

PROPOSAL #12.B: Amend the statutes concerning the                          ISSUER          NO           N/A               N/A
exercise of employment rights

PROPOSAL #12.C: Amend the statutes implementing the                        ISSUER          NO           N/A               N/A
application of the modified terminology of the
capital market act and the Companies Act

PROPOSAL #12.D: Amend the statutes to delete from the                      ISSUER          NO           N/A               N/A
 general meeting s exclusive competence the
acceptance of public purchase offers relating to

PROPOSAL #12.E: Amend the statutes to delete the                           ISSUER          NO           N/A               N/A
automatic termination of the voting restrictions

PROPOSAL #12.F: Amend the statutes to delete from the                      ISSUER          NO           N/A               N/A
 general meeting s exclusive competence the decision
concerning measures disturbing public purchase offers

PROPOSAL #13.: Approve the consolidated text of the                        ISSUER          NO           N/A               N/A
Company's statutes [including amendments]

PROPOSAL #14.: Approve the remuneration of the                             ISSUER          NO           N/A               N/A
Members of the Board of Directors

PROPOSAL #15.A: Re-elect Dr. Attila Chikan as a                            ISSUER          NO           N/A               N/A
Member of the Supervisory board for a period of 3

PROPOSAL #15.B: Re-elect Mr. Jozsef Eros as a Member                       ISSUER          NO           N/A               N/A
of the Supervisory Board for a period of 3 years

PROPOSAL #15.C: Re-elect Dr. Maria Balogh as a Member                      ISSUER          NO           N/A               N/A
 of Supervisory Board for a period of 3 years

PROPOSAL #15.D: Re-elect Dr. Gabor Simon Kis as a                          ISSUER          NO           N/A               N/A
Member of the Supervisory Board for a period of 3

PROPOSAL #15.E: Re-elect Mr. Andras Sugar as a Member                      ISSUER          NO           N/A               N/A
 of the Supervisory Board for a period of 3 years

PROPOSAL #15.F: Re-elect Mr. Gabor Toth as a Member                        ISSUER          NO           N/A               N/A
of the Supervisory Board appointed by the Company's
Employees for a period of 3 years

PROPOSAL #15.G: Re-elect Mr. Jeno Fodor as a Member                        ISSUER          NO           N/A               N/A
of the Supervisory Board appointed by the Company's
Employees for a period of 3 years

PROPOSAL #15.H: Elect Mr. Andras Balasko as a Member                       ISSUER          NO           N/A               N/A
of the Supervisory Board appointed by the Company's
Employees for a period of 3 years

PROPOSAL #15.I: Re-elect Dr. Attila Chikan, Mr.                            ISSUER          NO           N/A               N/A
Jozsef Eros and Dr. Maria Balogh as the Supervisory
Board Members of the Audit Committee for a period of

PROPOSAL #16.: Approve the remuneration of the                             ISSUER          NO           N/A               N/A
Members of the Supervisory Board

PROPOSAL #17.: Approve the rules of procedure of the                       ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #18.: Elect the Company's Statutory Auditor                       ISSUER          NO           N/A               N/A

PROPOSAL #19.: Approve the remuneration of the                             ISSUER          NO           N/A               N/A
Company's statutory Auditor

PROPOSAL #20.: Miscellaneous                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GENERALI DEUTSCHLAND HOLDING AG
  TICKER:                N/A             CUSIP:     D2860B106
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board

PROPOSAL #2.: Presentation of the Group financial                          ISSUER          NO           N/A               N/A
statements and group annual report for the 2008 FY
with the report of the Supervisory Board

PROPOSAL #3.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 157,695,696.96 as
follows: payment of a dividend of EUR 2.90 per no-par
 share EUR 23,714.36 shall be carried forward EUR
2,000,000 shall be allocated to the other revenue
reserves ex-dividend and payable date: 20 MAY 2009

PROPOSAL #4.A: Ratification of the acts of the Board                       ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.B: Ratification of the Acts of the                             ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Renewal of authorization to acquire own                      ISSUER          NO           N/A               N/A
 shares the Board of Managing Directors shall be
authorized, with the consent of the Supervisory
Board, to acquire own shares of up to 10% of the
Company's share capital through the stock exchange,
at prices not deviating more than 5% from the market
price of the shares, or by way of a public repurchase
 offer to all shareholders, at prices not deviating
more than 10% from the market price of the shares, on
 or before 31 OCT 2010, the Board of Managing
Directors shall be authorized to retire the shares,
use the shares in connection with mergers and
acquisitions, and to dispose of the shares in a
manner other than through the stock exchange or by
way of a public offer to all shareholders if the
shares are sold at a price not materially below the
market price of the shares, the existing
authorization to acquire own shares shall be revoked

PROPOSAL #6.: Creation of a new authorized capital                         ISSUER          NO           N/A               N/A
and the correspondent amendment to the Article of
Association the Board of Managing Directors shall be
authorized, with the consent of the Supervisory
Board, to increase the Company's share capital by up
to EUR 68,710,392.32, through the issue of up to
26,839,997 new bearer no-par shares, against payment
in cash or kind, on or before 18 MAY 2014 (authorized
 capital), shareholders shall be granted subscription
 rights except for residual amounts, the Board of
Managing Directors shall also be authorized, with the
 consent of the Supervisory Board, to exclude
shareholders' subscription rights if the new shares
are issued at a price not materially below the market
 price of the shares

PROPOSAL #7.: Amendments to the Articles of                                ISSUER          NO           N/A               N/A
Association: a) Section 2, in respect of the
Company's seat being changed to cologne, b) Section
20, in respect of the place of jurisdiction being the
 Company's seat, c) section 11, in respect of the
additional annual remuneration for Members of
Supervisory Board Committees being adjusted to 1 half
 of the fixed annual remuneration for each Member of
the Supervisory Board as per Section 11(1) and (2),
the Chairman of the respective Committee receiving
twice, the Deputy Chairman one and a half times, the
amount

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GENTING BERHAD
  TICKER:                N/A             CUSIP:     Y26926116
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements                       ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008 and the Directors' and
Auditors' reports thereon

PROPOSAL #2.: Declare a final dividend of 4.0 sen                          ISSUER          YES          FOR               FOR
less 25% tax per ordinary share of 10 sen each for
the FYE 31 DEC 2008 to be paid on 27 JUL 2009 to
members registered in the Record of Depositors on 30

PROPOSAL #3.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of MYR 826,900 for the FYE 31 DEC 2008

PROPOSAL #4.: Re-elect Tan Sri Lim Kok Thay as a                           ISSUER          YES        AGAINST           AGAINST
Director of the Company pursuant to Article 99 of the
 Articles of Association of the Company

PROPOSAL #5.: Re-elect Mr. Quah Chek Tin as a                              ISSUER          YES          FOR               FOR
Director of the Company pursuant to Article 99 of the
 Articles of Association of the Company

PROPOSAL #6.: Re-appoint Tan Sri Mohd Amin bin Osman                       ISSUER          YES          FOR               FOR
as a Director, who retires in accordance with Section
 129 of the Companies Article, 1965, to hold office
until the conclusion of the next AGM

PROPOSAL #7.: Re-appoint Dato' Paduka Nik Hashim bin                       ISSUER          YES          FOR               FOR
Nik Yusoff as a Director, who retires in accordance
with Section 129 of the Companies Article, 1965, to
hold office until the conclusion of the next AGM

PROPOSAL #8.: Re-appoint Mr. Tun Mohammed Hanif bin                        ISSUER          YES          FOR               FOR
Omar as a Director, who retires in accordance with
Section 129 of the Companies Article, 1965, to hold
office until the conclusion of the next AGM

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #10.: Authorize the Directors, subject                            ISSUER          YES          FOR               FOR
always to the Companies Act, 1965, the Articles of
Association of the Company and the approval of any
relevant governmental and/or regulatory authorities,
where such approval is required, pursuant to Section
132D of the Companies Act, 1965, to issue and allot
shares in the Company, at any time and upon such
terms and conditions and for such purposes as the
Directors may, in their absolute discretion deem fit
provided that the aggregate number of shares issued
pursuant to this resolution does not exceed 10% of
the issued and paid-up share capital of the Company
for the time being; [Authority expire at the
conclusion of the next AGM of the Company]; to take
all such actions that may be necessary and/ or
desirable to give effect to this resolution and in
connection therewith to enter into and execute on
behalf of the Company any instrument, agreement
and/or arrangement with any person, and in all cases
with full power to assent to any condition,
modification, variation and/or amendment [if any] in
connection therewith; and to obtain the approval for
the listing of and quotation for the additional

PROPOSAL #11.: Authorize the Company, subject to the                       ISSUER          YES          FOR               FOR
passing of Resolution 12, subject to compliance with
all applicable laws, the Company's Articles of
Association, the regulations and guidelines applied
from time to time by Bursa Malaysia Securities Berhad
 [Bursa Securities] and/or any other relevant
regulatory authority, to utilize up to the aggregate
of the total retained earnings and share premium
accounts of the Company based on its latest audited
financial statements available up to the date of the
transaction, to purchase, from time to time during
the validity of the approval and authority under this
 resolution, such number of ordinary shares of 10 sen
 each in the Company [as may be determined by the
Directors of the Company] on Bursa Securities upon
such terms and conditions as the Directors may deem
fit and expedient in the interests of the Company,
provided that the aggregate number of shares to be
purchased and/or held by the Company pursuant to this
 resolution does not exceed 10% of the total issued
and paid-up ordinary share capital of the Company at
the time of purchase and provided further that in the
 event that the Company ceases to hold all or any
part of such shares as a result of [among others]
cancellations, re-sales and/or distributions of any
of these shares so purchased, the Company shall be
entitled to further purchase and/or hold such
additional number of shares as shall [in aggregate
with the shares then still held by the Company] not
exceed 10% of the total issued and paid-up ordinary
share capital of the Company at the time of purchase;
 based on the audited financial statements of the
Company for the financial year ended 31 DEC 2007, the
 Company's retained earnings and share premium
accounts were approximately MYR 5,253.3 million and
MYR 1,151.4 million respectively; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiry of the period within which the
next AGM is required by law to be held, unless
earlier revoked or varied by ordinary resolution of
the members of the Company in general meeting,
whichever occurs first]; authorize the Directors of
the Company, in their absolute discretion, to deal
with any shares purchased and any existing treasury
shares [the said Shares] in the following manner: (i)
 cancel the said Shares; and/or (ii) retain the said
Shares as treasury shares; and/or (iii) distribute
all or part of the said Shares as dividends to
shareholders, and/or resell all or part of the said
Shares on Bursa Securities in accordance with the
relevant rules of Bursa Securities and/or cancel all
or part of the said Shares, or in any other manner as
 may be prescribed by all applicable laws and/or
regulations and guidelines applied from time to time
by Bursa Securities and/or any other relevant
authority for the time being in force and that the
authority to deal with the said Shares shall continue
 to be valid until all the said Shares have been
dealt with by the Directors of the Company; and to
take all such actions that may be necessary and/or

PROPOSAL #12.: Approve that, subject to the passing                        ISSUER          YES          FOR               FOR
of Ordinary Resolution 11 and the approval of the
Securities Commission [SC], Kien Huat Realty Sdn
Berhad [KHR] and the persons acting in concert with
KHR [PAC] to be exempted from the obligation to
undertake a mandatory take-over offer on the
remaining voting shares in the Company not already
owned by them under Part II of the Malaysian Code on
Take-Overs and Mergers 1998 [Code], which may arise
upon the future purchase by the Company of its own
shares pursuant to Resolution 11, in conjunction with
 the application submitted by KHR and the PACs to the
 SC under Practice Note 2.9.10 of the Code; authorize
 the Directors of the Company to take all such
actions that may be necessary and/or desirable to
give effect to this resolution and in connection
therewith to enter into and execute on behalf of the
Company any instrument, agreement and/or arrangement
with any person, and in all cases with full power to
assent to any condition, modification, variation
and/or amendment [if any] as may be imposed by any
relevant regulatory authority and/or to do all such
acts and things as the Directors may deem fit and
expedient in the best interest of the Company

PROPOSAL #13.: Authorize the Company and/or its                            ISSUER          YES          FOR               FOR
unlisted subsidiaries to enter into any of the
transactions falling within the types of recurrent
related party transactions of a revenue or trading
nature with the related parties as set out in Section
 2.3 under Part C of the Document to Shareholders
dated 26 MAY 2009, provided that such transactions
are undertaken in the ordinary course of business, on
 arm's length basis and on commercial terms which are
 not more favorable to the related party than those
generally available to/from the public and are not,
in the Company's opinion, detrimental to the minority
 shareholders and that the breakdown of the aggregate
 value of the recurrent related party transactions
conducted/to be conducted during the financial year,
including the types of recurrent transactions made
and the names of the related parties, will be
disclosed in the annual report of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company following this AGM at
which such Proposed Shareholders' Mandate is passed
and the expiration of the period within which the
next AGM of the Company after that date is required
to be held pursuant to Section 143(1) of the
Companies Act, 1965 (but shall not extend to such
extension as may be allowed pursuant to Section

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GERDAU SA
  TICKER:                N/A             CUSIP:     P2867P105
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to take knowledge of the                             ISSUER          YES          FOR               FOR
Director's accounts, to examine, discuss and vote the
 financial statements for the FYE 31 DEC 2008

PROPOSAL #2.: Approve to deliberate on the                                 ISSUER          YES          FOR               FOR
distribution of the FY net profits and distribution
dividends

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors and to set Directors remuneration

PROPOSAL #4.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee and their respective substitutes and to set
 the remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GERDAU SA
  TICKER:                N/A             CUSIP:     P2867P105
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #i.: Amend the Corporate By-Laws, Article                         ISSUER          YES          FOR               FOR
19, Paragraph 4, II, to include a pro vision for the
reserve for tax incentives in accordance with Article
 195a of Law 6404/76, as amended by Law 11638/07

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GERDAU SA
  TICKER:                N/A             CUSIP:     P2867P113
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To take the knowledge of the Directors                       ISSUER          NO           N/A               N/A
accounts to examine, discuss and vote the financial
statements for the FYE 31 DEC 2008

PROPOSAL #2.: To deliberate on the distribution of                         ISSUER          NO           N/A               N/A
the fiscal years net profits and to distribution of
dividends

PROPOSAL #3.: Elect the members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors and approve to set the Directors

PROPOSAL #4.: Elect the members of the Finance                             ISSUER          YES        AGAINST           AGAINST
committee and their respective substitutes, and
approve to set the remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GESTEVISION TELECINCO SA
  TICKER:                N/A             CUSIP:     E56793107
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts and                              ISSUER          YES          FOR               FOR
Management report 2008

PROPOSAL #2.: Approve the application of the result                        ISSUER          YES          FOR               FOR
of year 2008

PROPOSAL #3.: Approve the Management of the Board of                       ISSUER          YES          FOR               FOR
Directors for the year 2008

PROPOSAL #4.: Approve the setting of annual salary                         ISSUER          YES          FOR               FOR
limit for the Board Members

PROPOSAL #5.: Approve the submission of Company                            ISSUER          YES          FOR               FOR
shares to Executive Board Members and the Directors
as part of their salary

PROPOSAL #6.: Approve the establishment of wage                            ISSUER          YES        AGAINST           AGAINST
system for Executive Board Members and the Directors
of the Company

PROPOSAL #7.: Authorize the Board to acquire own                           ISSUER          YES        AGAINST           AGAINST
shares
PROPOSAL #8.: Approve the setting of number of Board                       ISSUER          YES          FOR               FOR
Members

PROPOSAL #9.1.1: Re-elect Mr. Alejandro Echevarria                         ISSUER          YES          FOR               FOR
Busquet as a Board Member for 5 years

PROPOSAL #9.1.2: Re-elect Mr. Fedele Confalonieri as                       ISSUER          YES          FOR               FOR
a Board Member for 5 years

PROPOSAL #9.1.3: Re-elect Mr. Pier Silvio Berlusconi                       ISSUER          YES          FOR               FOR
as a Board Member for 5 years

PROPOSAL #9.1.4: Re-elect Mr. Giuliano Adreani as a                        ISSUER          YES          FOR               FOR
Board Member for 5 years

PROPOSAL #9.1.5: Re-elect Mr. Alfredo Messina as a                         ISSUER          YES          FOR               FOR
Board Member for 5 years

PROPOSAL #9.1.6: Re-elect Mr. Marco Giordani as a                          ISSUER          YES          FOR               FOR
Board Member for 5 years

PROPOSAL #9.1.7: Re-elect Mr. Paolo Vasile as a Board                      ISSUER          YES          FOR               FOR
 Member for 5 years

PROPOSAL #9.1.8: Re-elect Mr. Giuseppe Tringali as a                       ISSUER          YES          FOR               FOR
Board Member for 5 years

PROPOSAL #9.2.1: Appoint Ms. Helena Revoredo                               ISSUER          YES          FOR               FOR
Delvecchio as a new Board Member for 5 years

PROPOSAL #9.2.2: Appoint Mr. Mario Rodriguez Valderas                      ISSUER          YES          FOR               FOR
 as a new Board Member for 5 years

PROPOSAL #10.: Approve the presentation of annual                          ISSUER          YES          FOR               FOR
salary policy report for the Board Members for the
year 2008

PROPOSAL #11.: Approve the delegation of powers to                         ISSUER          YES          FOR               FOR
the Board to formalize, interpret and execute
previous resolutions and substitute the powers of the
 Board received in the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GETIN HOLDING S.A., WROCLAW
  TICKER:                N/A             CUSIP:     X3203X100
  MEETING DATE:          1/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge proper convening of the                          ISSUER          NO           N/A               N/A
meeting and its ability to adopt resolutions

PROPOSAL #4.: Approve to accept the agenda                                 ISSUER          NO           N/A               N/A

PROPOSAL #5.: Adopt the resolution on changes among                        ISSUER          NO           N/A               N/A
the Supervisory Board Members

PROPOSAL #6.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GETIN HOLDING S.A., WROCLAW
  TICKER:                N/A             CUSIP:     X3203X100
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairperson                                        ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve to state if the meeting has                          ISSUER          NO           N/A               N/A
been convened in conformity with regulations and is
capable to pass valid resolutions

PROPOSAL #4.: Approve the agenda                                           ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve to review the Supervisory                            ISSUER          NO           N/A               N/A
Boards evaluation of the Company's situation, report
on own activity in 2008, evaluation of the Management
 Boards report and financial statement for 2008 and
conclusions on distribution of profits

PROPOSAL #6.: Approve the Supervisory Board's report                       ISSUER          NO           N/A               N/A
on own activity in 2008, evaluation of the Management
 Board's report and financial statement for 2008 and
conclusions on distribution of profits

PROPOSAL #7.: Approve the Management Board's report                        ISSUER          NO           N/A               N/A
on Company's activity in 2008

PROPOSAL #8.: Approve the financial statement for 2008                     ISSUER          NO           N/A               N/A

PROPOSAL #9.: Approve the Management Board's report                        ISSUER          NO           N/A               N/A
on the capital group activity in 2008

PROPOSAL #10.: Approve the consolidated financial                          ISSUER          NO           N/A               N/A
statement for the capital group for 2008

PROPOSAL #11.: Grant discharge to the Members of the                       ISSUER          NO           N/A               N/A
Management Board from their duties completed in 2008

PROPOSAL #12.: Grant discharge to the Members of the                       ISSUER          NO           N/A               N/A
Supervisory Board from their duties completed in 2008

PROPOSAL #13.: Approve to review the Management                            ISSUER          NO           N/A               N/A
Boards motion on distribution of profit

PROPOSAL #14.: Approve the profit distribution for                         ISSUER          NO           N/A               N/A
2008, in case of dividend payment and determine the
record date and pay date

PROPOSAL #15.: Approve to increase the limit of own                        ISSUER          NO           N/A               N/A
share purchase upto 50000000 shares in connection
with the existing buy back program

PROPOSAL #16.: Approve the changes to the Articles of                      ISSUER          NO           N/A               N/A
 Association

PROPOSAL #17.: Approve the changes to the regulations                      ISSUER          NO           N/A               N/A
 of the Supervisory Board

PROPOSAL #18.: Appoint the New Members of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #19.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GIANT MANUFACTURE CO LTD
  TICKER:                N/A             CUSIP:     Y2708Z106
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of endorsement,                        ISSUER          NO           N/A               N/A
guarantee and monetary loans

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 2 per share

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, proposed stock dividend: 200
for 1,000 shares held

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B71.1: Elect Mr. King Liu, Shareholder No:                       ISSUER          YES          FOR               FOR
4 as a Director

PROPOSAL #B71.2: Elect Mr. Tony Lo, Shareholder No:                        ISSUER          YES          FOR               FOR
10 as a Director

PROPOSAL #B71.3: Elect Mr. Bonnie Tu, Shareholder No:                      ISSUER          YES          FOR               FOR
 2 as a Director

PROPOSAL #B71.4: Elect Mr. Young Liu, Shareholder No:                      ISSUER          YES          FOR               FOR
 22 as a Director

PROPOSAL #B71.5: Elect Mr. Donald Chiu, Shareholder                        ISSUER          YES          FOR               FOR
No: 8 as a Director

PROPOSAL #B71.6: Elect Yuan Sin Investment Company                         ISSUER          YES          FOR               FOR
Limited, Shareholder NO: 38737, Representative: Mr.
Tu Liu Yeh Chiao as a Director

PROPOSAL #B71.7: Elect Mr. Wang Shou Chien,                                ISSUER          YES          FOR               FOR
Shareholder No: 19 as a Director

PROPOSAL #B72.1: Elect Lian Wei Investment Company                         ISSUER          YES          FOR               FOR
Limited, Shareholder No: 15807, Representative: Mr.
Yu Yu Chiu as a Supervisor

PROPOSAL #B72.2: Elect Mr. Brian Yang, Shareholder                         ISSUER          YES          FOR               FOR
No: 110 as a Supervisor

PROPOSAL #B.8: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.9: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GIORDANO INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     G6901M101
  MEETING DATE:          8/13/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and confirm, the sale and                            ISSUER          YES          FOR               FOR
purchase agreement [the Agreement] dated 27 JUN 2008
and entered into among the Company, Gloss Mind
Holdings Limited and Mr. Cheung Kwok Leung in
relation to the disposal of 4,238,808 ordinary shares
 in the issued share capital of Placita Holdings
Limited [the Disposal], the Put Option and the Call
Option [as defined in the circular of the Company
dated 21 JUL 2008], as specified; and authorize any
one Director of the Company to do such acts and
things, to sign and execute all such further
documents and to take such steps as they may consider
 necessary, appropriate, desirable or expedient to
give effect to or in connection with the Disposal,
the Put Option and the Call Option or any
transactions contemplated under the Agreement

PROPOSAL #2.: Approve and ratify, the New                                  ISSUER          YES          FOR               FOR
Manufacturing Licence Agreements [as defined in the
circular of the Company dated 21 JUL 2008] and all
the transactions contemplated thereunder; authorize
the Directors to do, approve and transact all things
which they may in their discretion consider to be
necessary or desirable in connection with the New
Manufacturing Licence Agreements provided that the
annual cap in respect of the aggregate value of all
purchases under the New Manufacturing Licence
Agreements and the Previous Manufacturing Licence
Agreements [as specified] shall not exceed the new
cap amounts set out in the circular of the Company

PROPOSAL #3.: Re-elect Professor LEUNG Kwok as a                           ISSUER          YES          FOR               FOR
Director of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GIORDANO INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     G6901M101
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the reports of the Directors and the
Auditor for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.i: Re-elect Mr. Mah Chuck On, Bernard as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.ii: Re-elect Dr. Lee Peng Fei, Allen as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor and authorize the Directors to fix its
remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to allot, issue or otherwise deal with the additional
 shares in the capital of the Company and to make or
grant offers, agreements and options during and after
 the end of the relevant period of the aggregate
nominal amount of the issued share capital of the
Company, otherwise than pursuant to i) a rights
issue; or ii) the exercise of rights of subscription
or conversion under the terms of any warrants or
other securities issued by the Company carrying a
right to subscribe for or purchase shares of the
Company; or iii) the exercise of any option under any
 Share Option Scheme of the Company adopted by its
shareholders for the grant or issue to eligible
persons options to subscribe for or rights to acquire
 shares of the Company; or iv) any scrip dividend or
other similar scheme implemented in accordance with
the Bye-Laws of the Company, shall not exceed 10% of
aggregate nominal amount of the share capital of the
Company in issue at the date of passing this
Resolution [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM is required by its
Bye-Laws or any applicable laws of Bermuda to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase shares in the capital of the Company
during the relevant period, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited
 or of any other applicable stock exchange, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 or the expiration of the period within which the
next AGM is required by its Bye-laws or any
applicable laws of Bermuda to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GIVAUDAN SA
  TICKER:                N/A             CUSIP:     H3238Q102
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual                        ISSUER          YES          FOR               FOR
financial statements and the consolidated financial
statements 2008

PROPOSAL #2.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #3.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
available earnings

PROPOSAL #4.a: Approve the issue to the shareholders                       ISSUER          YES          FOR               FOR
of the Company of warrants entitling them to receive
new shares out of the conditional capital of the
Company on terms and conditions as specified, to
create conditional share capital reserved for the
exercise of warrants granted to the shareholders of
the Company and entitling them to new shares for a
maximum amount of CHF 3,500,000 in nominal value

PROPOSAL #4.b: Approve to increase the conditional                         ISSUER          YES          FOR               FOR
share capital reserved for bond issues with option or
 conversion rights of the Company or of affiliates of
 the Company by CHF 3,000,000 in nominal value from
CHF 9,000,000 to a maximum amount of CHF 12,000,000
in nominal value

PROPOSAL #4.c: Approve to replace Article 3B of the                        ISSUER          YES          FOR               FOR
Articles of Incorporation of the Company by the
following New Article 3B as specified

PROPOSAL #5.: Elect Mr. Thomas Rufer as a New                              ISSUER          YES          FOR               FOR
Director to replace Prof. John Marthinsen and to re-
elect Messrs. Andre Hoffmann and Dr. Juerg Witmer,
all for a term of 3 years in accordance with the
Articles of Incorporation, elections are individual

PROPOSAL #6.: Elect Deloitte AG as the Statutory                           ISSUER          YES          FOR               FOR
Auditors for the FY 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GKN PLC
  TICKER:                N/A             CUSIP:     G39004232
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the audited financial statements for the YE 31 DEC

PROPOSAL #2.: Re-elect Mr. R.D. Brown as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Sir Kevin Smith as a Director                       ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #4.: Re-elect Mr. W.C. Seeger, Jr as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-elect Mr. H.C-J. Mamsch as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Sir Christopher Meyer as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office until
the conclusion of the next AGM

PROPOSAL #8.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Company's Auditors in respect
 to their appointment for the period ending at the
conclusion of the next AGM

PROPOSAL #9.: Authorize the Directors, in                                  ISSUER          YES          FOR               FOR
substitution for all existing authorities and without
 prejudice to previous allotments or offers or
agreements to allot made pursuant to such
authorities, to allot: a) relevant securities [as
defined in the Companies Act 1985] up to an aggregate
 nominal amount of GBP 117,586,615; and b) relevant
securities comprising equity securities [as defined
in the Companies Act 1985] up to an aggregate nominal
 amount of GBP 235,173,230 [such amount to be reduced
 by the aggregate nominal amount of relevant
securities issued under paragraph (A) of this
resolution in connection with an offer by way of a
rights issue: i) to ordinary shareholders in
proportion [as nearly as may be practicable] to their
 existing holdings; and ii) to holders of other
equity securities as required by the rights of those
securities or, subject to such rights, as the
Directors otherwise consider necessary, and so that
the Directors may impose any limits or restrictions
and make any arrangements which they consider
necessary or appropriate to deal with treasury
shares, fractional entitlements, record dates, legal,
 regulatory or practical problems in, or under the
laws of, any territory or any other matter;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or 01 JUL 2010]; and the
Directors may allot relevant securities under any

PROPOSAL #S.10: Authorize the Directors, in                                ISSUER          YES          FOR               FOR
substitution for all existing powers and without
prejudice to previous allotments or offers or
agreements to allot made pursuant to such
authorities, and subject to the passing of Resolution
 9, to allot equity securities [as defined in the
Companies Act 1985] for cash pursuant to the
authority granted by Resolution 9 and/or where the
allotment constitutes an allotment of equity
securities by virtue of section 94(3A) of the
Companies Act 1985, in each case free of the
restriction in Section 89(1) of the Companies Act
1985, such power to be limited to: a) the allotment
of equity securities in connection with an offer by
way of a rights issue only; and b) the allotment of
equity securities pursuant to the authority granted
by Resolution 9 and/or an allotment which constitutes
 an allotment of equity securities by virtue of
Section 94(3A) of the Companies Act 1985 [in each
case otherwise than in the circumstances set out in
this Resolution 10] up to a nominal amount of GBP
18,597,598; [Authority expires the earlier of the
conclusion of the next AGM of the Company or 01 JUL
2010]; and the Directors may allot equity securities
under any such offer or agreement as if the power had

PROPOSAL #11.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital of the Company from GBP 450,000,000 to
GBP 608,000,000 by the creation of 316,000,000
ordinary shares of 50 pence each

PROPOSAL #12.: Approve the Directors' remuneration                         ISSUER          YES          FOR               FOR
report as specified for the year ended 31 DEC 2008

PROPOSAL #S.13: Authorize the Company, subject to and                      ISSUER          YES          FOR               FOR
 in accordance with the provisions of Article 6 (B)
of the Company's Articles of Association and the
Companies Act 1985, to make market purchases [Section
 163(3) of the Companies Act 1985] of up to
70,551,969 ordinary shares of 50 pence each in the
capital of the Company, at a minimum price of 50p per
 GKN share [in each case exclusive of expenses
payable by the Company] and up to 105% of the average
 middle market quotations of a GKN Share as derived
from the London Stock Exchange Daily Official List,
over the previous 5 business days; [Authority expires
 the earlier of the conclusion of the next AGM of the
 Company or 01 JUL 2010]; the Company, before the
expiry, may make a purchase of any GKN shares after
the expiry of this authority if the contract for
purchase was entered into before such expiry

PROPOSAL #14.: Authorize the Company and any Company                       ISSUER          YES          FOR               FOR
which is or becomes a subsidiary of the Company at
any time during the period to which this resolution
relates, for the purposes of Section 366 of the
Companies Act 2006 to: i) make political donations to
 political parties or independent election
candidates, not exceeding GBP 200,000 in aggregate;
ii) make political donations to political
organizations other than Political Parties, not
exceeding GBP 200,000 in aggregate; and iii) incur
political expenditure not exceeding GBP 200,000 in
aggregate; [Authority expires the earlier of the
conclusion of the next AGM of the Company or 01 JUL
2010]; provided that the combined aggregate amount of
 donations made and political expenditure incurred
pursuant to this authority shall not exceed GBP
200,000 and that the maximum amounts referred to in
(i), (ii) and (iii) may comprise sums in different
currencies which shall be converted at such rate as
the Board may in its absolute discretion determine to

PROPOSAL #S.15: Approve to call a general meeting                          ISSUER          YES          FOR               FOR
other than an AGM on not less than 14 days' notice in
 accordance with the Company's Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GLAXOSMITHKLINE PHARMACEUTICALS LTD
  TICKER:                N/A             CUSIP:     Y2709V112
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited balance                        ISSUER          YES          FOR               FOR
sheet as on 31 DEC 2008 and the Profit and Loss
Account for the YE as on that date and the reports of
 the Board of Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares for                      ISSUER          YES          FOR               FOR
 the YE 31 DEC 2008

PROPOSAL #3.: Re-appoint Dr. A. Banerjee as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. N. Kaviratne as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. P. V. Nayak as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint Price Waterhouse & Co.,                              ISSUER          YES          FOR               FOR
Chartered Accountants, as the Auditors of the Company
 [including all its Branches] to hold office from the
 conclusion of this meeting until the conclusion of
the next AGM of the Company and authorize the Audit
Committee to fix their remuneration

PROPOSAL #7.: Re-appoint, pursuant to Section 198,                         ISSUER          YES          FOR               FOR
269, 309, 310 and other applicable provisions, if
any, of the Companies Act, 1956, including any
statutory modifications or re-enactments thereof, and
 all other statutory provisions if any, Dr. A.
Banerjee as the whole time Director of the Company
for the period from 01 JAN 2009 to 31 JUL 2011, on
the terms and conditions and stipulations, including
remuneration as contained in an Agreement to be
entered into between the Company and Dr. A. Banerjee,
 a draft whereof is placed before the meeting and
which for the purpose of identification is initialed
by the Managing Director and authorize the Board of
Directors to take all necessary or desirable steps
for the aforesaid purpose and matter incidental

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GLAXOSMITHKLINE PLC
  TICKER:                N/A             CUSIP:     G3910J112
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and financial statements

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect Mr. James Murdoch as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Larry Culp as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Sir. Crispin Davis as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #6.: Re-elect Dr. Moncef Slaoui as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Tom de Swaan as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint the Auditors                                      ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the remuneration of the Auditors                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
subsidiaries to make political donations to political
 organization and incur political expenditure

PROPOSAL #11.: Grant authority to allot shares                             ISSUER          YES          FOR               FOR

PROPOSAL #S.12: Approve the disapplication of pre-                         ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.13: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 own shares

PROPOSAL #14.: Approve the exemption from statement                        ISSUER          YES          FOR               FOR
of Senior Statutory Auditors name

PROPOSAL #S.15: Approve the reduced notice of general                      ISSUER          YES          FOR               FOR
 meeting other than an AGM

PROPOSAL #16.: Adopt the GlaxoSmithKline GSK 2009                          ISSUER          YES          FOR               FOR
Performance Share Plan

PROPOSAL #17.: Adopt the GSK 2009 Share Option Plan                        ISSUER          YES          FOR               FOR

PROPOSAL #18.: Adopt the GSK 2009 Deferred Annual                          ISSUER          YES          FOR               FOR
Bonus Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GLENMARK PHARMACEUTICALS LTD
  TICKER:                N/A             CUSIP:     Y2711C144
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
balance sheet as at 31 MAR 2008 and the profit and
loss account of the Company of the YE on that date
together with the reports for the Directors and the
Auditors thereon

PROPOSAL #2.: Approve to confirm on interim dividend                       ISSUER          YES          FOR               FOR
declare on Equity Shares

PROPOSAL #3.: Re-appoint Mrs. Blanche E. Saldanha as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Rajesh V. Desai as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. A.S Mohanty as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. Price Waterhouse, as the                        ISSUER          YES          FOR               FOR
Auditors of the Company to hold office from the
conclusion of this AGM until the conclusion of the
next AGM and approve to fix their remuneration

PROPOSAL #S.7: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, in pursuant of the provisions of Section
 81(A) and other applicable provisions, if any, of
the Companies Act, 1956 ads also provisions of nay
other applicable laws, rules and regulations
[including any amendment thereto or re-enactment
thereof for the time being in force] and enabling
provisions in the Memorandum and Articles if
Association of the Company and the Listing Agreements
 entered into by the Company with the Stock Exchanges
 where the shares of the Company are listed and
subject to such approvals, consents, permissions and
sanctions of the Government of India [GOI], Reserve
Bank of India [RBI], Securities and Exchange Board of
 India [SEBI]and all other appropriate and/or
concerned authorities, and subject to such conditions
 and modifications, as may be prescribed by any of
them in granting such approvals, consents,
permissions and sanctions [which term shall be deemed
 to include any committee which the Board may have
constituted or hereafter constituted for the time
being exercising the powers conferred ion the Board
by this resolution] to accept, if thinks fit in the
interest of the Company, the consent of the Company,
authorize the Board of Directors of the Company to
issue, offer and allot equity shares/warrants sand/or
 instruments convertible into equity shares
optionally or otherwise including but not limited to
Global Depository Receipts [GDR's]/ American
Depository Receipts[ADR's]/Foreign Currency
Convertible Bounds [FCCB's] to any combinations
thereof [hereafter referred to as Securities] for an
aggregate sum USD 250 million with a green shoe
option of 15% or equivalent in India and/or any other
 currency(ies) inclusive of such premium, as may be
permitted by the Ministry of Finance/such other
authorities Directly to India/Foreign/Resident/Non-
resident Invests [whether Institutions Incorporated
Bodies, Mutual funds/Trust/Foreign Institutional
Investors/Banks and or/or individuals, or otherwise
and whether or not such investors re Members,
promoters, Directors or their relatives/associates of
 the Company] through Public Issues(s),Private
Placement(s) or a combination thereof or through
Qualified Institutional Placement(s) {QIF} in terms
of Chapter XIIIA of the SEBI [Disclosure and Investor
 Protection] guidelines, 2000 as amended form time to
 time of such or time in such trench or trenches, at
such price or prices at a discount or premium to
market price or prices in such manner and on such
terms and conditions ads may be decided and deemed
appropriate by the Board at the time of such issue or
 allotment or considering the prevailing market
conditions and other relevant factors, wherever
necessary with Lead Managers, Underwrites, Advisors
or through the subsidiaries, including by way of
initial Public Offer in US or other countries, so as
to enable the Company to get listed at any Stock
Exchange in India and/or Luxemburg/ London/New York/
Singapore/Hong Kong Exchanges and/or any overseas
Stock Exchange; approve the relevant date for the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GLENMARK PHARMACEUTICALS LTD
  TICKER:                N/A             CUSIP:     Y2711C144
  MEETING DATE:          9/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, pursuant to the provisions of Section
372A and other applicable provisions, if any, of the
Companies Act, 1956, or any other Law for the time
being in force, and subject to such approvals,
consents, sanctions and permissions as may be
necessary, consent of the Company and [the Board]
[which term shall be deemed to include any Committee
which the Board may have constituted or hereafter
constitute for the time being exercising the powers
conferred on the Board by this resolution] to make
loan[s] and/or give any guarantee[s], and/or provide
any security, in connection with loan[s] made by any
other person to or to any other person by any body
Corporate and/or acquire by way of subscription,
purchase or otherwise the securities of any other
body Corporate up to a limit not exceeding INR 4000
crores on such terms and conditions and at such price
 as the Board may in its absolute discretion deem
fit, notwithstanding that the aggregate of the loans,
 guarantees so far given or to be given and/or
securities so far acquired or to be acquired in all
bodies corporate may exceed the limits prescribed
under the said section; authorize the Board to take
such steps as may be necessary for obtaining
approvals, statutory, contractual, or otherwise in
relation to the above and to settle all matters
arising out of and incidental thereto, and to sign
and execute all deeds, applications, documents and
writings that may be required on behalf of the
Company and also to delegate all or any of the above
powers to the Committee of Directors or the Managing
Director of the Company and generally to do all such
acts, deeds, matters and things that may be
necessary, proper, expedient or incidental for the
purpose of giving effect to the resolution

PROPOSAL #2.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, pursuant to the provisions of Section 293
[1] [d] and other applicable provisions, if any, of
the Companies Act, 1956 amd the Articles of
Association of the Company, and [the Board] [which
term shall be deemed to include any committee which
the Board may have constituted or hereafter
constitute for the time being exercising the powers
conferred on the Board by this resolution] to borrow
any sum or sums of money, from time to time, where
the monies to be borrowed by the Company [apart from
temporary loans obtained or to be obtained from the
Company's bankers in the ordinary course of business]
 may exceed, at any time, the aggregate of the paid
up capital of the Company and its free reserves [that
 is to say, reserves not set apart for any specific
purpose], provided that the total amount so borrowed
shall not at any time exceed INR 4000 crores and
authorize the Board to arrange or fix the terms and
conditions of all such monies to borrowed from time
to tome, including but not limited to interest,
repayment or security, as it may in its absolute

PROPOSAL #3.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, in pursuance of the provisions of Section
293 [1] [a] and other applicable provision, if any,
of the Companies Act 1956, [the Board] [which term
shall be deemed to include any committee which the
Board may have constituted or hereafter constitute
for the time being exercising the powers conferred on
 the Board by this resolution] to create a mortgage
and/or charge over all the immovable and/or movable
properties of the Company, wheresoever situate, both
present and future and/or whole or substantially the
whole of the undertaking[s] of the Company to or in
favour of any public or private financial
institutions, banks, mutual funds, bodies Corporate
or any other person whosoever participating in
extending term loan, working capital facilities,
debentures or any other type of financial assistance
to the Company to or any other body Corporate
financial assistance to the Company or any other body
 Corporate with a view to secure the due repayment of
 such financial facilities together with interest,
compound interest, additional interest, liquidated
damages, premia on repayment or on redemption, costs,
 charges or expenses or monies payable by the Company
 to them; authorize the Board to take such steps as
may be necessary for obtaining approvals, statutory,
contractual, or otherwise in relation to the above
and to settle all matters arising out of and
incidental thereto, and to sign and execute all
deeds, applications, documents and writings that may
be required on behalf of the Company and also to
delegate all or any of the above powers to the
Committee of Directors or the Managing Director of
the Company and generally to do all such acts, deeds,
 matters and things that may be necessary, proper,
expedient or incidental for the purpose of giving

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GLOBAL BIO-CHEM TECHNOLOGY GROUP CO LTD
  TICKER:                N/A             CUSIP:     G3919S105
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements and the reports of
the Directors [Directors] of the Company and the
Auditors of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a: Re-elect Mr. Liu Xiaoming as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.b: Re-elect Mr. Xu Xhouwen as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.c: Re-elect Mr. Wang Tieguang as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.d: Authorize the Board of Directors of to                      ISSUER          YES          FOR               FOR
 fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
pursuant to the rules governing the listing of
securities on the Stock Exchange of Hong Kong
Limited, to allot, issue and otherwise deal with the
unissued shares in the capital of the Company and
make or grant offers, agreements and options,
including warrants to subscribe for shares in the
Company, during and after the end of the relevant
period, not exceeding the aggregate of: i) 20% of the
 aggregate nominal amount of the share capital of the
 Company in issue on the date of the passing this
resolution; and b) the aggregate nominal amount of
any share capital of the Company repurchased by the
Company subsequent to the passing this resolution [up
 to a maximum equivalent to 10% of the aggregate
nominal amount of the share capital of the Company in
 issue on the date of passing this resolution],
otherwise than pursuant to: i) a rights issue; or ii)
 the exercise of any options granted under the share
option scheme of the Company; or iii) any scrip
dividend or similar arrangement providing for the
allotment and issue of shares in the Company in lieu
of the whole or part of a dividend on shares in the
Company in accordance with the Articles of
Association of the Company in force from time to time
 ; or iv) any issue of the shares of the Company upon
 the exercise of rights of subscription or conversion
 under the terms of any warrants of the Company or
any securities which are convertible into shares in
the Company; [Authority expires the earlier of
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company, the Companies Law,
Chapter 22 [Law 3 of 1961, as consolidated and
revised] of the Cayman Islands or any other

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to purchase shares in the capital of the Company on
the Stock Exchange of Hong Kong Limited [Stock
Exchange] or any other stock exchange on which the
shares of the Company may be listed and recognized by
 the Securities and Futures Commission of Hong Kong
[SFC] and the Stock Exchange for such purposes and
otherwise in accordance with the rules and
regulations of the SFC, the Stock Exchange, the
Companies Law, Chapter 22 [Law 3 of 1961, as
consolidated and revised] of the Cayman Islands
[Companies Law] and all other applicable laws in this
 regard, during and after the relevant period not
exceeding 10% of the aggregate nominal amount of the
share capital of the Company as the date of passing
this resolution and the said approval shall be
limited accordingly; [Authority expires whichever is
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company, the Companies
 Law or any other applicable laws of Cayman Islands

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 5 and 6, to extend the general mandate
 granted to the Directors of the Company, pursuant to
 Resolution 5, by the addition to the aggregate
nominal amount of the shares in the capital of the
Company which may be allotted or agreed conditionally
 or unconditionally to be allotted by the Directors
of the Company pursuant to or in accordance with such
 general mandate of an amount representing the
aggregate nominal amount of the share capital of the
Company purchased pursuant to or in accordance with
the authority granted under Resolution 6

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GLOBE TRADE CENTRE S A
  TICKER:                N/A             CUSIP:     X3204U113
  MEETING DATE:          3/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge the proper convening of the                      ISSUER          NO           N/A               N/A
 meeting and its ability to adopt resolutions

PROPOSAL #4.: Adopt the resolution on review and                           ISSUER          NO           N/A               N/A
approve the financial statement and the Management
Board report on the Company activities for 2008

PROPOSAL #5.: Adopt the resolution on review and                           ISSUER          NO           N/A               N/A
approve the consolidated financial statement of the
capital group for 2008

PROPOSAL #6.: Adopt the resolution on the profit                           ISSUER          NO           N/A               N/A
distribution for 2008

PROPOSAL #7.: Grant discharge the Members of the                           ISSUER          NO           N/A               N/A
Management Board from their duties completed in 2008

PROPOSAL #8.: Grant discharge of the Supervisory                           ISSUER          NO           N/A               N/A
Board Members from their duties completed in 2008

PROPOSAL #9.: Approve the changes in the Company's                         ISSUER          NO           N/A               N/A
Articles of Association

PROPOSAL #10.: Approve the uniform text of the                             ISSUER          NO           N/A               N/A
Articles of Association

PROPOSAL #11.: Approve the remuneration for the                            ISSUER          NO           N/A               N/A
Members of the Supervisory Board

PROPOSAL #12.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GLOVIS CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y27294100
  MEETING DATE:          12/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Director                                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GLOVIS CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y27294100
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #5.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GMR INFRASTRUCTURE LTD, BANGALORE
  TICKER:                N/A             CUSIP:     Y2730E113
  MEETING DATE:          8/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, the profit and loss account
for the YE on that date and the reports of the Board
of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. K. Balasubramanian as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. K. R. Ramamoorthy as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Dr. Prakash G. Apte as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. R. S. S. L. N.                                ISSUER          YES          FOR               FOR
Bhaskarudu, as a Director, who retires by rotation

PROPOSAL #6.: Re-appoint M/s. Price Waterhouse,                            ISSUER          YES          FOR               FOR
Chartered Accountants, Hyderabad, as the Auditor of
the Company to hold such office from the conclusion
of this AGM until the conclusion of the next AGM, on
such remuneration as may be determined by the Board
of Directors of the Company

PROPOSAL #7.: Appoint Mr. O. B. Raju as a Director of                      ISSUER          YES          FOR               FOR
 the Company, to hold office until the date of this
AGM of the Company pursuant to Section 260 of the
Companies Act, 1956, and Article 119 of the Articles
of Association of the Company and in respect of whom
the Company has received a notice in writing from a
Member with a deposit of INR 500 under Section 257 of
 the Companies Act, 1956, proposing his candidature
for the office of Directors of the Company, subject
to retirement by rotation

PROPOSAL #8.: Approve, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 198, 269, 309, 310 read with Schedule XIII,
and other applicable provision if any, of the
Companies Act, 1956 [the Act] and the provisions of
the Articles of Association of the Company accorded
for payment of remuneration to Mr. G. M. Rao,
Executive Chairman of the Company for a period for 5
years with effect form 18 OCT 2007 as specified; Mr.
G.M. Rao, as an Executive Chairman in addition to the
 remuneration specified Above, a commission on the
net profits, subject to the total Remuneration
including Salary, Perquisites and Commission be With
in the overall limit of 5% of the Net Profits of the
Company Calculated in accordance with the provisions
of the Companies Act, 1956 for a FY; notwithstanding
anything contained, in any FY during the currency of
his appointment, the Company has no profits or its
profits are In adequate, the remuneration payable to
the Executive Chairman as salary, perquisites and any
 other allowances shall be governed by and be subject
 to the ceilings provided under Section II of Part II
 of Schedule XIII to the Companies Act, 1956 or such
other limit as may be prescribed by the Government
from time to time as Minimum remuneration, unless
permission from Central Government is obtained for
paying more

PROPOSAL #9.: Approve, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 198, 269, 309, 310 read with Schedule XIII,
and other applicable provision if any, of the
Companies Act, 1956 [the Act] and the provisions of
the Articles of Association of the Company accorded
for payment of remuneration to Mr. G. B. S. Raju,
Managing Director of the Company for a period for 5
years with effect form 18 OCT 2007 as specified; Mr.
G. B. S. Raju, as a Managing Director in addition to
the remuneration specified Above, a commission on the
 net profits, subject to the total Remuneration
including Salary, Perquisites and Commission be With
in the overall limit of 3% of the Net Profits of the
Company Calculated in accordance with the provisions
of the Companies Act, 1956 for a FY; notwithstanding
anything contained, in any FY during the currency of
his appointment, the Company has no profits or its
profits are In adequate, the remuneration payable to
the Executive Chairman as salary, perquisites and any
 other allowances shall be governed by and be subject
 to the ceilings provided under Section II of Part II
 of Schedule XIII to the Companies Act, 1956 or such
other limit as may be prescribed by the Government
from time to time as Minimum remuneration, unless
permission from Central Government is obtained for
paying more

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GMR INFRASTRUCTURE LTD, BANGALORE
  TICKER:                N/A             CUSIP:     Y2730E113
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 [hereinafter referred to as the Board, which term
shall include any committee thereof], pursuant to the
 provisions of Section 81[1A] and other applicable
provisions, if any, of the Companies Act, 1956 [the
Act] [including any amendment[s] thereto or re-
enactment thereof] and the provisions of the Foreign
Exchange Management Act, 2000 [the FEMA], Foreign
Exchange Management [Transfer or issue of Security by
 a person Resident Outside India] Regulations, 2000,
issue of Foreign Currency Convertible Bonds and
Ordinary shares [Through Depository Receipt
Mechanism] Scheme, 1993 as amended and subject to any
 required approval, consent, permission and/or
sanction of the ministry of finance [department of
economic affairs] and of ministry of industry
[Foreign Investment Promotion Board/Secretariat for
Industrial Assistance] and the Securities and
Exchange Board of India [the SEBI] Regulations and in
 accordance with the rules, regulations, guidelines,
notifications, Circulars and clarifications issued
thereon from time to time by Government of India [the
 GOI], the Reserve Bank of India [the RBI], SEBI
and/or any other competent authorities and the
enabling provisions of the Memorandum of Association
and Articles of Association of the Company, the
Listing Agreements entered into by the Company with
the stock exchanges on which the Company's shares are
 listed and subject to necessary approvals,
permission, consents and sanctions of concerned
statutory and other authorities and subject to such
conditions and modifications as may be prescribed by
any of them while granting such approvals,
permissions, consents and sanctions and which may be
agreed to by Board of Directors of the Company, to
create, offer, issue and allot [including with
provisions for reservation on firm and/or competitive
 basis, of such part of issue and for such categories
 of persons including employees of the Company as may
 be permitted], with or without a green shoe option,
either in India or in the course of international
offering[s] in one or more foreign markets, such
number or Equity shares, Global Depository Receipts
[GDRS], Foreign Currency Convertible Bonds [FCCBs],
and/or any other financial instruments convertible
into Equity Shares [including warrants or otherwise,
in registered or bearer form] and/or any security
convertible into Equity Shares with or without
voting/special rights and/or securities linked to
Equity Shares and/or securities with or without
detachable warrants with right exercisable by the
warrant holders to convert or subscribe to Equity
Shares, including the issued and allotment of equity
shares pursuant to a green shoe option, if any [all
of which are hereinafter collectively referred to as
Securities] or any combination of Securities, in one
or more tranches, whether rupee denominated or
denominated in foreign currency, to any eligible
person, including Qualified institutional Buyers,
foreign/resident investors [whether institutions,
incorporated bodies, mutual funds, individuals o

PROPOSAL #S.2: Authorize the Board, pursuant to the                        ISSUER          YES          FOR               FOR
provisions of Section 81[1A] and all other applicable
 provisions, if any, of the Companies Act, 1956
[including any Amendment[s] to or re-enactment
thereof] and enabling provisions of the Memorandum
and Articles of Association of the Company and the
Listing Agreements entered into by the Company with
the Stock Exchanges where the securities of the
Company are listed and in terms of the provisions of
the SEBI [Disclosure and Investor Protection]
Guidelines, 2000 [the SEBI DIP Guidelines] [including
 any Amendment[s] to or re-enactment thereof] and
subject to the approvals, consents, permissions and /
 or sanctions, as may be required from any
appropriate authority, institution or body
[hereinafter collectively referred to as the the
appropriate authorities] and subject to such terms,
conditions, alterations, corrections, changes,
variations and / or modifications, if any, as may be
prescribed by any one of more or all of them in
granting such approvals, consents, permissions and /
or sanctions [hereinafter referred to as the Board,
which term shall be deemed to include any Committee
duly constituted by the Board or any Committee which
the Board may have constituted or hereafter
constitute, to exercise one ore more of its powers
including the powers conferred on the Board by this
resolution], the consent of the Company to create,
offer, issue and allot up to 1,35,00,000 equity
shares of INR 2 each fully paid up by way of
preferential allotment basis for consideration other
than cash to IDFC Infrastructure Fund - India
Development Fund ['IDFC'] having its office at 201,
Naman Chambers, C-32, G-Block, Bandra - Kurla
Complex, Bandra [East], Mumbai - 400 051, India or
its affiliates/nominees and being the consideration
for acquisition of [a] 4,68,00,000 equity shares of
INR 10 each fully paid up of the Delhi International
Airport Private Limited ['DIAL'] held by IDFC and [b]
 the amount of INR 48;75 Crore paid by IDFC to DIAL
as advance towards subscription of further equity
shares of DIAL on such terms and conditions as the
Board may think fit, for the purpose of giving effect
 to the above, to take all actions and do all such
acts, deeds, matters and things as it may, at its
discretion deem necessary, desirable or expedient to
effect, in accordance with applicable law, its
beneficial interest in the amount of INR 48.75 Crore
paid by IDFC to DIAL as advance towards subscription
of further equity shares of DIAL and to do all acts,
deeds and things in connection therewith and
incidental thereto as the Board may in its absolute
discretion deem fit, without being required to seek
any further consent or approval of the Members or
otherwise to the end and intent that they shall be
deemed to have given their approval thereto expressly
 by the authority of this resolution, the said shares
 be ranked in all respects, pari passu with the
existing equity shares of the Company save and except
 that the said shares shall be entitled for dividend,

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GODREJ INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     Y2733G164
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited profit                         ISSUER          YES          FOR               FOR
and loss account and cash flow statement for the YE
31 MAR 2008, the balance sheet as at that date, the
Auditors' report thereon and the Directors' report
along with Management discussion and the analysis
report and the statement of Corporate Governance

PROPOSAL #2.: Declare a dividend for the FYE 31 MAR                        ISSUER          YES          FOR               FOR
2008

PROPOSAL #3.: Re-appoint Mr. K.K. Dastur as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. V.M. Crishna as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. K.N. Petigara as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. M.P. Pusalkar as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #7.: Re-appoint M/s. Kalyaniwalla & Mistry,                       ISSUER          YES          FOR               FOR
Chartered Accountants as the Auditors, to hold office
 from the conclusion of this AGM till the conclusion
of the next AGM and authorize the Board of Directors
of the Company to fix their remuneration

PROPOSAL #S.8: Authorize the Company, pursuant to                          ISSUER          YES          FOR               FOR
Section 372A and all other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification or re-enactment thereof for
the time being in force and as may be enacted from
time to time] [hereinafter referred to as the Act],
and/or any other approvals, as may be required, to
further invest in securities of Godrej Properties Ltd
 [GPL] by subscription/purchase or otherwise and/or
place intercorporate deposits with and/or make loans
or any other form of debt to and/or investment in
GPL, in addition to the limits already sanctioned for
 investments/intercorporate deposits/loans, up to a
sum of INR 25 crore, notwithstanding that the
aggregate of the loans and investments so far made in
 or to be made in, exceeds the limits laid down by
the Act; authorize the Board of Directors of the
Company to take from time to time all decisions and
steps necessary or expedient or proper in respect of
the above investment/debt including the timing, the
amount and other terms and conditions of such
transactions and also to take all other decisions
including varying any of them through recall,
renewal, transfer, sale, disinvestment or otherwise,
either in part or in full, as it may, in its absolute
 discretion, deem, appropriate, subject to the limits
 as specified; approve this resolution be valid for a
 period from the date of approval of the shareholders
 to 31 MAR 2011 and that during this period, the
limits indicated hereinabove in case of divestment be
 restored to the original sanctioned limit of INR 25

PROPOSAL #S.9: Authorize the Company, pursuant to                          ISSUER          YES          FOR               FOR
Section 372A and all other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification one-enactment thereof for the
time being in force and as may be enacted from time
to time] [hereinafter referred to as the Act], and/or
 any other approvals, as may be required, to further
invest in securities of Godrej Agrovet Limited [GAVL]
 by subscription/purchase or otherwise and/or place
intercorpoprate deposits with and/or make loans or
any other form of debt to and/or investment in GAVL,
in addition to the limits already sanctioned for
investments/intercorporate deposits/loans, up to a
sum of INR 20 crore, notwithstanding that the
aggregate of the loans and investments so far made in
 or to be made in, exceeds the limits laid down by
the Act; authorize the Board of Directors of the
Company to take from time to time all decisions and
steps necessary or expedient or proper in respect of
the above investment/ debt including the timing, the
amount and other terms and conditions of such
transactions and also to take all other decisions
including varying any of them through recall,
renewal, transfer, sale, disinvestment or otherwise,
either in part or in full, as it may, in its absolute
 discretion, deem appropriate, subject to the limits
specified above approve; this resolution be valid for
 a period from the date of approval of the
shareholders to 31 MAR 2011 and that during this
period, the limits indicated hereinabove in case of
divestment be restored to the original sanctioned

PROPOSAL #S.10: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
Section 372A and all other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification or re-enactment thereof for
the time being in force and as may be enacted from
time to time] [hereinafter referred to as the Act]
and/or any other approvals, as may be required, to
further invest in securities of Ensemble Holdings &
Finance Limited [EHFL] by subscription/purchase or
otherwise and/or place intercorporate deposits with
and/or make loans or any other form of debt to and/or
 investment in EHFL, in addition to the limits
already sanctioned for investments/intercorporate
deposits/loans, up to a sum of INR 10 crore,
notwithstanding that the aggregate of the loans and
investments so far made in or to be made in, exceeds
the limits laid down by the Act; authorize the Board
of Directors of the Company to take from time to time
 all decisions and steps necessary or expedient or
proper in respect of the above investment/debt
including the timing, the amount and other terms and
conditions of such transactions and also to take all
other decisions including varying any of them through
 recall, renewal, transfer, sale, disinvestment or
otherwise, either in part or in full, as it may, in
its absolute discretion, deem appropriate, subject to
 the limits specified above; approve this Resolution
be valid for a period from the date of approval of
the Shareholders to 31 MAR 2011 and that during this
period, the limits indicated hereinabove in case of
divestment be restored to the original sanctioned

PROPOSAL #S.11: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
Section 372A and all other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification or re-enactment thereof for
the time being in force and as may be enacted from
time to time] [hereinafter referred to as 'the Act'],
 and/or any other approvals, as may be required and
subject to the approval of the Shareholders, to
further invest in securities of Boston Analytics Inc
[BAI] by subscription/purchase or otherwise and/or
place intercorporate deposits with and/or make loans
or any other form of debt to and/or investment in
BAI, in addition to the limits already sanctioned for
 investments/intercorporate deposits/loans, up to a
sum of INR 15 crore, notwithstanding that the
aggregate of the loans and investments so far made in
 or to be made in, exceeds the limits laid down by
the Act; authorize the Board of Directors of the
Company to take from time to time all decisions and
steps necessary or expedient or proper in respect of
the above investment/debt including the timing, the
amount and other terms and conditions of such
transactions and also to take all other decisions
including varying any of them through recall,
renewal, transfer, sale, disinvestment or otherwise,
either in part or in full, as it may, in its absolute
 discretion, deem appropriate, subject to the limits
specified above; approve this Resolution be valid for
 a period from the date of approval of the
Shareholders to 31 MAR 2011 and that during this
period, the limits indicated hereinabove in case of
divestment be restored to the original sanctioned

PROPOSAL #S.12: Approve, subject to the provisions of                      ISSUER          YES          FOR               FOR
 Section 314 (1B) and other applicable provisions, if
 any of the Companies Act, 1956, [including any
statutory modification, amendment or re-enactment
thereof for the time being in force and as may be
enacted from time to time] [hereinafter referred to
as 'the Act'], the Company be accorded to the
revision in the terms of remuneration payable to Ms.
Nisa A. Godrej [daughter of Mr. A.B. Godrej, Chairman
 of the Company and sister of Ms. T.A. Dubash,
Executive Director & President [Marketing] of the
Company] currently holding an office or place of
profit in the Company as the Executive Vice President
 [Business Development] with effect from 01 APR 2008
on the terms and conditions as specified; authorize
the Board of Directors of the Company and the Company
 Secretary to make and submit applications to the
Central Government or any other statutory authority
as may be required, settle any question, difficulty
or doubt, that may arise in giving effect to this
Resolution, do all such acts, deeds, matters and
things and sign and execute all documents or writings
 as may be necessary, proper or expedient for the
purpose of giving effect to this Resolution and for
matters concerned therewith or incidental thereto

PROPOSAL #S.13: Approve to insert the specified                            ISSUER          YES          FOR               FOR
Clause as Clause 24A after Clause 24 of the existing
Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GODREJ INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     Y2733G164
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, pursuant to                          ISSUER          YES          FOR               FOR
Section 372A and other applicable provisions, if any,
 of the Companies Act, 1956 [including any statutory
modification or re-enactment thereof for the time
being in force and as may be enacted from time to
time] [hereinafter referred to as 'the Act'] and/or
any other approvals, as may be required and subject
to the approval of the shareholders, to invest in
securities of Godrej Hershey Limited [GHL] by
subscription/purchase or otherwise and/or place
intercorporate deposits with and/or make loans or any
 other form of debt to and/or investment in Godrej
Hershey Limited and/or give guarantees in connection
with loan(s) given by any other person to Godrej
Hershey Limited, in addition to the limits already
sanctioned for investments/intercorporate
deposits/loans/guarantees, up to a sum of INR 22.30
crore, notwithstanding that the aggregate of the
loans and investments so far made in or to be made in
 and the guarantees so far given or to be given to
all bodies Corporate, exceeds the limits laid down by
 the Act; and authorize the Board of Directors of the
 Company/the Management Committee of the Board of
Directors to take from time to time all decisions and
 steps necessary or expedient or proper, in respect
of the aforesaid investment/debt/guarantee including
the timing, the amount and other terms and conditions
 of such transactions and also to take all other
decisions including varying any of them through
recall, renewal, transfer, sale, disinvestment or
otherwise, either in part or in full, as it may, in
its absolute discretion, deem appropriate, subject to
 the specified limit; this resolution will be valid
for a period from the date of approval of the
shareholders up to 31 MAR 2012 and that during this
period, the limits indicated hereinabove in case of
disinvestment be restored to the original sanctioned

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GODREJ INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     Y2733G164
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, pursuant to the provisions of Section
293(1)(a) and other applicable provisions, if any, of
 the Companies Act, 1956 and the Memorandum and
Articles of Association of the Company, and subject
to other permissions and approvals as may be
required, to sell or otherwise dispose of the
entire/part of the shareholding and/or business held
by the Company in Godrej Hicare Limited [GHCL] and/or
 restructuring GHCL by inviting a Joint Venture
partner and authorize Mr. A.B. Godrej, Mr. N.B.
Godrej, Ms. T.A. Dubash, Mr. V.F. Banaji, Mr. Mathew
Eipe, Mr. S.K. Bhatt and Mr. V. Srinivasan to
finalize the offers received, complete all
formalities, do all such acts and deeds, incur such
expenditure and take such ancillary and incidental

PROPOSAL #S.2: Authorize the Company, pursuant to                          ISSUER          YES          FOR               FOR
Section 372A and all other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification or re-enactment thereof for
the time being in force and as may be enacted from
time to time] [hereinafter referred to as the Act],
and/or any other approvals, as may be required, to
further invest in securities of Godrej Properties
Limited by subscription/ purchase or otherwise and/or
 place intercorporate deposits with and/or make loans
 or any other form of debt to and/or investment in
Godrej Properties Ltd., and/or give guarantees in
connection with loan(s) given by any other person to
Godrej Properties Limited, in addition to the limits
already sanctioned for investments/intercorporate
deposits/loans, up to a sum of INR100 crore,
notwithstanding that the aggregate of the loans and
investments so far made in or to be made in and the
guarantees so far given or to be given to all bodies
corporate, exceeds the limits laid down by the Act
and authorize the Board of Directors of the Company/
the Management Committee of the Board of Directors to
 take from time to time all decisions and steps
necessary or expedient or proper in respect of the
above investment/debt including the timing, the
amount and other terms and conditions of such
transactions and also to take all other decisions
including varying any of them through recall,
renewal, transfer, sale, disinvestment or otherwise,
either in part or in full, as it may, in its absolute
 discretion, deem appropriate, subject to the limits
specified above and approve that this resolution be
valid for a period from the date of the Shareholders
to 31 MAR 2012 and that during this period, the
limits indicated hereinabove in case of divestment,
renewal, transfer or sale of investment /guarantee as
 the case may be, be restored to the original
sanctioned limit of INR100 crore

PROPOSAL #S.3: Authorize the Company, pursuant to                          ISSUER          YES          FOR               FOR
Section 372A and all other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification or re-enactment thereof for
the time being in force and as may be enacted from
time to time] [hereinafter referred to as the Act],
and/or any other approvals, as may be required, to
further invest in securities including shares with
disproportionate voting rights of Ensemble Holdings &
 Finance Ltd by subscription/ purchase or otherwise
and/or place intercorporate deposits with and/or make
 loans or any other form of debt to and/or investment
 in Ensemble Holdings & Finance Ltd., and/or give
guarantees in connection with loan(s) given by any
other person to Ensemble Holdings & Finance Ltd, in
addition to the limits already sanctioned for
investments/ intercorporate deposits/loans, up to a
sum of INR50 crore, notwithstanding that the
aggregate of the loans and investments so far made in
 or to be made in and the guarantees so far given or
to be given to all bodies corporate, exceeds the
limits laid down by the Act and authorize the Board
of Directors of the Company/ the Management Committee
 of the Board of Directors to take from time to time
all decisions and steps necessary or expedient or
proper in respect of the above investment/ debt
including the timing, the amount and other terms and
conditions of such transactions and also to take all
other decisions including varying any of them through
 recall, renewal, transfer, sale, disinvestment or
otherwise, either in part or in full, as it may, in
its absolute discretion, deem appropriate, subject to
 the limits specified and approve that this
resolution be valid for a period from the date of the
 Shareholders to 31 MAR 2012 and that during this
period, the limits indicated hereinabove in case of
divestment, renewal, transfer or sale of investment /
 guarantee as the case may be, be restored to the
original sanctioned limit of INR50 crore

PROPOSAL #S.4: Authorize the Company, pursuant to                          ISSUER          YES          FOR               FOR
Section 372A and all other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification or re-enactment thereof for
the time being in force and as may be enacted from
time to time] [hereinafter referred to as the Act],
and/or any other approvals, as may be required, to
further invest in securities of Godrej Hershey
Limited by subscription/ purchase or otherwise and/or
 place intercorporate deposits with and/or make loans
 or any other form of debt to and/or investment in
Godrej Hershey Ltd., and/or give guarantees in
connection with loan(s) given by any other person to
Godrej Hershey Limited, in addition to the limits
already sanctioned for investments/intercorporate
deposits/loans, up to a sum of INR40 crore,
notwithstanding that the aggregate of the loans and
investments so far made in or to be made in and the
guarantees so far given or to be given to all bodies
corporate, exceeds the limits laid down by the Act
and authorize the Board of Directors of the Company/
the Management Committee of the Board of Directors to
 take from time to time all decisions and steps
necessary or expedient or proper in respect of the
above investment/ debt including the timing, the
amount and other terms and conditions of such
transactions and also to take all other decisions
including varying any of them through recall,
renewal, transfer, sale, disinvestment or otherwise,
either in part or in full, as it may, in its absolute
 discretion, deem appropriate, subject to the limits
specified above and approve that this resolution be
valid for a period from the date of the Shareholders
to 31 MAR 2012 and that during this period, the
limits indicated hereinabove in case of divestment,
renewal, transfer or sale of investment/ guarantee as
 the case may be, be restored to the original
sanctioned limit of INR40 crore

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GODREJ INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     Y2733G164
  MEETING DATE:          2/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [hereinafter referred to as the Board
which term shall be deemed to include any committee
including Compensation Committee which the Board may
constitute, to exercise its powers including the
powers conferred by this resolution, pursuant to the
provisions of the Securities and Exchange Board of
India [Employees Stock Option Scheme and Employees
Stock Purchase Scheme] Guidelines, 1999 [the
Guidelines] and any other applicable law for the time
 being in force and as may be amended from time to
time, for carrying out the specified
amendments/modifications in the Godrej Industries
Limited Employees Stock Option Plan [herein after
referred to as the Plan] and for the purpose of
giving effect to the above, authorize the Board on
behalf of the Company to do all such acts, deeds,
matters and things as it may, in its sole and
absolute discretion deem fit, necessary, desirable,
expedient or proper for such purpose and with
authority on behalf of the Company to settle any
issues, questions, difficulties or doubts that may
arise in this regard or any other matter incidental
or consequential thereto and its decision shall be
final and binding on the members without requiring
the Board to secure any further consent or approval

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GODREJ INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     Y2733G164
  MEETING DATE:          3/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, pursuant to                          ISSUER          YES          FOR               FOR
Section 372A and the other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification or re-enactment thereof for
the time being in force and as may be enacted from
time to time] [hereinafter referred to as 'the Act'],
 and/or any other approvals, as may be required, to
invest in securities of Natures Basket Limited by
subscription/ purchase or otherwise and/or place
intercorporate deposits with and/or make loans or any
 other form of debt to and/or investment in Natures
Basket Limited and/or give guarantees in connection
with loan[s] given by any other person to Natures
Basket Limited, up to a sum of INR 10 crore,
notwithstanding that the aggregate of the loans and
investments so far made in or to be made in and the
guarantees so far given or to be given to all bodies
corporate, exceeds the limits laid down by the Act;
authorize the Management Committee and/ or Mr. A. B.
Godrej, Chairman, Mr. N. B. Godrej, Managing
Director, Ms. T. A. Dubash, Executive Director &
President [Marketing], Mr. M. Eipe, Executive
Director & President [Chemicals], Mr. V. Srinivasan,
Executive Vice-President [Finance & Estate] & Company
 Secretary, and Mr. C. G. Pinto, Associate Vice
President [Finance], to do all acts and deeds as may
be required for effecting the aforesaid transaction;
approve that this resolution be valid for the period
from the date of approval of the Shareholders to 31
MAR 2012 and that during this period, the limits
indicated hereinabove in case of divestment,
withdrawal, transfer or sale of investment guarantee
as the case may be, be restored to the original

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOLD FIELDS LTD
  TICKER:                N/A             CUSIP:     S31755101
  MEETING DATE:          11/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the consolidated                          ISSUER          YES          FOR               FOR
audited annual financial statements of the Company
and its subsidiaries, incorporating the Auditors' and
 the Directors' reports for the YE 30 JUN 2008

PROPOSAL #O.2: Re-elect Mr. D. N. Murray as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of the
Articles of Association

PROPOSAL #O.3: Re-elect Mr. C. I. Von Christierson as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retires in terms of
the Articles of Association

PROPOSAL #O.4: Re-elect Mrs. G. M. Wilson as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of the
Articles of Association

PROPOSAL #O.5: Re-elect Mr. A. J. Wright as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of the
Articles of Association

PROPOSAL #O.6: Approve that the entire authorized but                      ISSUER          YES          FOR               FOR
 unissued ordinary share capital of the Company from
time to time after setting aside so many shares as
may be required to be allotted and issued by the
Company in terms of any Share Plan or Scheme for the
benefit of employees and/or Directors [whether
Executive or Non-executive] be placed under the
control of the Directors of the Company, until the
next AGM; authorize the Directors, in terms of
Section 221(2) of the Companies Act 61 of 1973 as
amended [Companies Act], to allot and issue all or
part thereof in their discretion, subject to the
provisions of the Companies Act and the Listings

PROPOSAL #O.7: Approve to place the non-convertible                        ISSUER          YES          FOR               FOR
redeemable preference shares in the authorized but
unissued share capital of the Company, under the
control of the Directors for allotment and issue at
the discretion of the Directors of the Company,
subject to all applicable legislation, the
requirements of any recognized Stock Exchange on
which the shares in the capital of the Company may
from time to time be listed and with such rights and
privileges attached thereto as the Directors may

PROPOSAL #O.8: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to the Articles of Association of
the Company and subject to the passing of Ordinary
Resolution number 6, to allot and issue Equity
Securities for cash subject to the Listings
Requirements of JSE Limited [JSE] and subject to the
Companies Act 61 of 1973 as amended on the following
basis: the allotment and issue of equity securities
for cash shall be made only to persons qualifying as
public shareholders as defined in the Listings
Requirements of JSE and not to related parties;
Equity Securities which are the subject of issues for
 cash; in the aggregate in any 1 FY may not exceed
10% of the Company's relevant number of Equity
Securities in issue of that class; of a particular
class, will be aggregated with any securities that
are compulsorily convertible into securities of that
class, and, in the case of the issue of compulsorily
convertible securities, aggregated with the
securities of that class into which they are
compulsorily convertible; as regards the number of
securities which may be issued, shall be based on the
 number of securities of that class in issue added to
 those that may be issued in future [arising from the
 conversion of options/convertible securities] at the
 date of such application, less any securities of the
 class issued, or to be issued in future arising from
 options/convertible securities issued, during the
current FY, plus any securities of that class to be
issued pursuant to a rights issue which has been
announced, is irrevocable and is fully underwritten
or acquisition which has final terms announced] may
be included as though they were securities in issue
at the date of application; the maximum discount at
which equity securities may be issued is 10 % of the
weighted average traded price on the JSE of such
Equity Securities measured over the 30 days prior to
the date that the price of the issue is determined or
 agreed by the Directors of the Company; after the
Company has issued Equity Securities for cash which
represent, on a cumulative basis within a FY, 5% or
more of the number of Equity Securities of that class
 in issue prior to that issue, the Company shall
publish announcement containing full details of the
issue, including the effect of the issue on the net
asset value and earnings per share of the Company;
and the Equity Securities which are the subject of
the issue for cash are of a class already in issue or
 where this is not the case, must be limited to such
securities or rights that are convertible to a class
already in issue; [Authority expires the earlier of

PROPOSAL #O.9: Approve that the Non-Executive                              ISSUER          YES          FOR               FOR
Directors are awarded rights to the following numbers
 of shares in terms of The Gold Fields Limited 2005
Non-Executive Share Plan: Messrs. A.J. Wright: 7,600,
 K. Ansah: 5,000; J.G. Hopwood: 5,000; G. Marcus:
5,000; J. M. McMahon: 5,000; D. N. Murray: 5,000;
D.M.J. Ncube: 5,000; R.L. Pennant-Rea: 5,000; P. J.
Ryan: 5,000; and C.I. Von Christierson: 5,000; so
many unissued ordinary shares in the capital of the
Company as are necessary to allot and issue the
shares in respect of which rights have been awarded
to Non-Executive Directors under this Ordinary
Resolution Number 9, be placed under the control of
the Directors of the Company who are specifically
authorized in terms of Section 221(2) of the
Companies Act 61 of 1973 as amended to allot and
issue all and any of such shares in accordance with
the terms and conditions of The Gold Fields Limited
2005 Non-Executive Share Plan as same may be amended

PROPOSAL #O.10: Approve, the remuneration payable to                       ISSUER          YES          FOR               FOR
Non-Executive Directors of the Company with effect
from 01 JAN 2009: the ordinary Board Members board
fees [excluding the Chairman of the Board] be
increased from ZAR 120,000 per annum to ZAR 135,000
per annum; the ordinary Board Members attendance fee
[excluding the Chairman of the Board] be increased
from ZAR 8,800 per meeting to ZAR 10,000 per meeting;
 the meeting attendance fees payable to the Directors
 for attending Board Committee meetings [excluding
the Chairman of the Board] be increased from ZAR
5,300 per meeting to ZAR 6, 000 per meeting; the
Chairman's fee be increased from ZAR 1,050,000 to ZAR
 1,187, 000 per annum; the annual retainer for each
Chairman of the Nominating arid Governance Committee,
 the Safety, Health, Environment and Community
Committee and the Remuneration Committee [excluding
the Chairman of the Board] be increased from ZAR
87,000 per annum to ZAR 98,300 per annum; the annual
retainer for the Chairman of the Audit Committee
[excluding the Chairman of the Board] be increased
from ZAR 122,000 per annum to ZAR 137,600 per annum;
the annual retainer for each of the ordinary Board
members [excluding the chairman of the Board] of the
Nominating and Governance Committee, the Safety,
Health, Environment and Community Committee and the
Remuneration Committee be increased from ZAR 43,500
per annum to ZAR 49,200 per annum; the annual
retainer for each of the ordinary Board Members
[excluding the Chairman of the Board] of the Audit
Committee be increased from ZAR 61,000 per annum to
ZAR 68,900 per annum; and the travel allowance
payable to Directors who travel internationally to
attend meetings be increased from USD 4,400 per
international trip required to USD 5,000 per

PROPOSAL #S.1: Authorize the Company or any of its                         ISSUER          YES          FOR               FOR
Subsidiaries, pursuant to the Articles of Association
 of the Company, by way of general approval from time
 to time, to acquire ordinary shares in the share
capital of the Company in accordance with the
Companies Act 61 of 1973 and the JSE Listings
Requirements provided that: the number of ordinary
shares acquired in any 1 FY shall not exceed 20% of
the ordinary shares in issue at the date on which
this resolution is passed; the repurchase must be
effected through the order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counter party; the Company only appoints 1agent
to effect any repurchase[s] on its behalf; the price
paid per ordinary share may not be greater than 10%
above the weighted average of the market value of the
 ordinary shares for the 5 business days immediately
preceding the date on which a purchase is made; the
number of shares purchased by subsidiaries of the
Company shall not exceed 10% in the aggregate of the
number of issued shares in the Company at the
relevant times; the repurchase of shares by the
Company or its subsidiaries may not be effected
during a prohibited period as defined in the JSE
Listings Requirements; after a repurchase, the
Company will continue to comply with all the JSE
Listings Requirements concerning shareholder spread
requirements; and an announcement containing full
details of such acquisitions of shares will be
published as soon as the Company and/or its
subsidiaries have acquired shares constituting on a
cumulative basis 3% of the number of shares in issue
at the date of the general meeting at which this
Special Resolution is considered and if approved
passed, and for each 3% in aggregate of the initial
number acquired thereafter; [Authority expires
earlier of the date of the next AGM of the Company or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOLD REEF RESORTS LIMITED
  TICKER:                N/A             CUSIP:     S32244105
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend, the existing Share Incentive                          ISSUER          YES        AGAINST           AGAINST
Scheme of the Company known as the Gold Reef Share
Scheme approved by a resolution passed at the general
 meeting of the Members of the Company on Thursday,
14 JUN 2001, the terms of the draft First Addendum
tabled as specified

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to the passing of Resolution 1, as an
ordinary resolution, in terms of Section 221 and
Section 222 of the Companies Act, 1973 [Act 61 of
1973], as amended [as those provisions are amended,
modified, re-enacted or substituted from time to
time] to: allot and issue so many ordinary shares at
their par value in the share capital of the Company
to the trustees of the Gold Reef Share Scheme [the
Scheme] so that, after taking into account the
existing ordinary shares held by the Scheme in the
Company, the trustees of the Scheme can make the
offer as specified; and instruct the trustees of the
Scheme to make an offer of up to 4 million shares to
selected key executives and Management to purchase
those shares from the Scheme at the par value thereof
 on the terms and conditions as specified, and that
all of the ordinary shares referred to above are
placed under the control of the Directors for
allotment and issue as specified; and pursuant to the
 Listings Requirements of the JSE, the Company will
only be entitled to allot and issue the shares which
are the subject of Resolution 2 if that resolution is
 passed by a majority of 75% or more of the votes
cast by all Gold Reef ordinary shareholders present
or represented by proxy at the general meeting,
excluding any votes which may be cast by the Scheme
and by any participants in the Scheme who are also
shareholders of Gold Reef, including but not limited

PROPOSAL #3.: Authorize any Director of the Company,                       ISSUER          YES        AGAINST           AGAINST
to do all such things, and sign all such documents,
procure the doing of all such things and the
signature of all such documents as may be necessary
or incidental to give effect to all of the ordinary
resolutions which are proposed and passed at the
general meeting at which this Resolution 3 is proposed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOLDCORP INC NEW
  TICKER:                N/A             CUSIP:     380956409
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Elect Mr. Ian W. Telfer as a Director                       ISSUER          YES          FOR               FOR
of the Company for the ensuing year

PROPOSAL #A.2: Elect Mr. Douglas M. Holtby as a                            ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #A.3: Elect Mr. Charles A. Jeannes as a                           ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #A.4: Elect Mr. John P. Bell as a Director                        ISSUER          YES          FOR               FOR
of the Company for the ensuing year

PROPOSAL #A.5: Elect Mr. Lawrence I. Bell as a                             ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #A.6: Elect Mr. Beverley A. Briscoe as a                          ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #A.7: Elect Mr. Peter J. Dey as a Director                        ISSUER          YES          FOR               FOR
of the Company for the ensuing year

PROPOSAL #A.8: Elect Mr. P. Randy Reifel as a                              ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #A.9: Elect Mr. A. Dan Rovig as a Director                        ISSUER          YES          FOR               FOR
of the Company for the ensuing year

PROPOSAL #A.10: Elect Mr. Kenneth F. Williamson as a                       ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #B.: Appoint Deloitte & Touche LLP,                               ISSUER          YES          FOR               FOR
Chartered Accountants, as the Auditors of the Company
 for the ensuing year and authorize the Directors to
fix their remuneration

PROPOSAL #C.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOLDEN AGRI-RESOURCES LTD.
  TICKER:                N/A             CUSIP:     ADPV11073
  MEETING DATE:          10/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve a new Restricted Share Plan to                       ISSUER          YES        AGAINST           AGAINST
be known as the 'GAR Group Restricted Share Plan'
(the 'RSP'), the rules of which, for the purpose of
identification, have been signed by the Chairman of
the Meeting, under which awards ('Awards') of fully
paid-up ordinary shares (the 'Shares'), their
equivalent cash value or combinations thereof will be
 granted, free of payment, to eligible participants
under the RSP as specified; b) authorize the
Directors of the Company to establish and administer
the RSP; to modify and/or alter the RSP at any time
and from time to time, provided that such
modification and/or alteration is effected in
accordance with the provisions of the RSP, and to do
all such acts and to enter into all such transactions
 and arrangements as may be necessary or expedient in
 order to give full effect to the RSP; and subject to
 the same being allowed by law, to apply any Shares
purchased under any share buy-back mandate towards
the satisfaction of the Awards granted under the RSP;
 and to grant the Awards in accordance with the
provisions of the RSP and to allot and issue from
time to time such number of Shares as may be required
 to be allotted and issued pursuant to the vesting of
 the Awards under the RSP, provided that the
aggregate number of Shares to be allotted and issued
pursuant to the RSP (as defined in the Circular)
shall not exceed 15% of the total number of issued
Shares of the Company (excluding treasury shares)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOLDEN AGRI-RESOURCES LTD.
  TICKER:                N/A             CUSIP:     ADPV11073
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the reports of the Directors and                       ISSUER          YES          FOR               FOR
Auditors and the Audited financial statements

PROPOSAL #2.: Approve the Director fees of SGD                             ISSUER          YES          FOR               FOR
228,000 for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Muktar Widjaja as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.: Re-elect Mr. Rafael Buhay Concepcion,                        ISSUER          YES          FOR               FOR
Jr as a Director

PROPOSAL #5.: Re-elect Mr. Kaneyalall Hawabhay as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Mr. William Chung Nien Chin as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #7.: Re-appoint Moore Stephens LLP as the                         ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #8.: Approve to renew the authority to allot                      ISSUER          YES          FOR               FOR
 and issue shares [share issue mandate]

PROPOSAL #9.: Grant authority to allot and issue                           ISSUER          YES          FOR               FOR
shares up to 100% of the total number of issued
shares via a pro-rata renounceable rights issue

PROPOSAL #10.: Grant authority to allot and issue                          ISSUER          YES          FOR               FOR
shares at a discount of up to 20% under share issue
mandate

PROPOSAL #11.: Approve to renew the share purchase                         ISSUER          YES          FOR               FOR
mandate

PROPOSAL #12.: Approve to renew the interested person                      ISSUER          YES          FOR               FOR
 transactions mandate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOME ELECTRICAL APPLIANCES HOLDING LTD
  TICKER:                N/A             CUSIP:     G3978C124
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the reports of the Directors and
Auditors for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. Wang Jun Zhou as an                            ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #2.b: Re-elect Ms. Wei Qiu Li as an                               ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #2.c: Re-elect Mr. Sun Qiang Chang as a Non-                      ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #2.d: Re-elect Mr. Mark Christopher Greaves                       ISSUER          YES        AGAINST           AGAINST
as an Independent Non-Executive Director of the

PROPOSAL #2.e: Re-elect Mr. Thomas Joseph Manning as                       ISSUER          YES        AGAINST           AGAINST
an Independent Non-Executive Director of the Company

PROPOSAL #2.f: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the Directors' remuneration

PROPOSAL #3.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Board of
Directors of the Company to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 pursuant to Rules Governing the Listing securities
on The Stock Exchange of Hong Kong Limited [the Stock
 Exchange], to allot, issue and deal with unissued
shares of the Company and make or grant offers,
agreements and options during and after the relevant
period, not exceeding 20% of the aggregate nominal
amount of the issued share capital of the Company
otherwise than pursuant to: i) a rights issue; or ii)
 the exercise of any options granted under the Share
Option Scheme of the Company; or iii) any scrip
dividend or similar arrangement; or iv) any issue of
Shares upon the exercise of rights of subscription or
 conversion under the terms of any warrants issued by
 the Company or any securities which are convertible
into Shares; and [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM is
 to be held by law]

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase Shares on the Stock Exchange or on any
other Stock Exchange on which the Shares may be
listed and recognized for this purpose by the
Securities and Futures Commission of Hong Kong and
the Stock Exchange under the Hong Kong Code on Share
Repurchases, subject to and in accordance all
applicable laws and regulations; the aggregate
nominal amount of the Shares which may be repurchased
 by the Company pursuant to Paragraph [a] of this
resolution during the Relevant Period shall not
exceed 10% of the aggregate nominal amount of the
share capital of the Company in issue at the date of
the passing of this resolution, and the approval
granted under Paragraph [a] of this resolution shall
be limited accordingly; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which

PROPOSAL #6.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions nos. 4 and 5, the general and
unconditional mandate granted to the Directors of the
 Company to allot, issue or otherwise deal with
additional securities of the Company pursuant to
Resolution 4 as set out in the notice convening the
AGM of which this resolution forms part be and is
hereby extended by the addition thereto an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company under the authority granted pursuant to
Resolution 5 as set out in the notice convening the
AGM of which this resolution forms part, provided
that such amount shall not exceed 10% of the
aggregate nominal amount of such securities of the
Company in issue at the date of the passing of this

PROPOSAL #7.: Appoint Mr. Sun Yi Ding as an Executive                      ISSUER          YES          FOR               FOR
 Director of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOODMAN FIELDER LTD
  TICKER:                N/A             CUSIP:     Q4223N112
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report and the reports of the Directors and the
Auditor for the FYE 30 JUN 2008

PROPOSAL #2.: Elect Mr. Ian Johnston as a Director of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #3.: Re-elect Mr. Max Ould as a Director of                       ISSUER          YES          FOR               FOR
the Company, who retires by rotation

PROPOSAL #4.: Re-elect Mr. Hugh Perret as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation

PROPOSAL #5.: Adopt the Company's remuneration report                      ISSUER          YES          FOR               FOR
 for the FYE 30 JUN 2008

PROPOSAL #S.6: Amend the Constitution of the Company                       ISSUER          YES          FOR               FOR
as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GOODMAN GROUP, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q4229W108
  MEETING DATE:          11/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Patrick Goodman as a                            ISSUER          YES          FOR               FOR
Director of Goodman Group, who retires by rotation in
 accordance with the Constitution and the Listing

PROPOSAL #2.: Re-elect Mr. John Harkness as a                              ISSUER          YES          FOR               FOR
Director of Goodman Group, who retires by rotation in
 accordance with the Constitution and the Listing

PROPOSAL #3.: Re-elect Mr. James Hodgkinson as a                           ISSUER          YES          FOR               FOR
Director of Goodman Group, who retires by rotation in
 accordance with the Constitution and the Listing

PROPOSAL #4.: Re-elect Ms. Anne Keating as a Director                      ISSUER          YES          FOR               FOR
 of Goodman Group, who retires by rotation in
accordance with the Constitution and the Listing Rules

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #S.6: Approve to change the name of Goodman                       ISSUER          YES          FOR               FOR
International Limited to Goodman Limited, to take
effect when ASIC alters the details of registration
in accordance with the Corporations Act

PROPOSAL #7.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act and the Listing Rules for the issue
of 7,000,000 Options to Mr. Gregory Goodman at an
exercise price of AUD 3.07 and on such terms as
specified

PROPOSAL #S.8: Approve, for all purposes [including                        ISSUER          YES          FOR               FOR
for the purposes of Listing Rule 7.1 and ASIC Class
Order 05/26] the issue of Securities that are not
subscribed for by Security holders under the DRP for
the distribution periods from 01 JAN 2009 to 31 DEC
2009 to the underwriter of the DRP, or persons
procured by the underwriter

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GPT GROUP
  TICKER:                N/A             CUSIP:     Q4252X106
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Eric Goodwin as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with Rule
49 of the Company's Constitution

PROPOSAL #2.: Elect Mr. Lim Swe Guan as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who ceases to hold office in accordance
 with Rule 48(d) of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 31 DEC 2008

PROPOSAL #S.4: Amend: in case of the Constitution of                       ISSUER          YES          FOR               FOR
the Company-deleting Rules 79 and 80 in their
entirety and replacing them with new Rules 79 and 80
in the form as specified; and in case of the
Constitution of the Trust-inserting a new Rule 12A in
 the form as specified

PROPOSAL #S.5: Amend the Constitution of the Company                       ISSUER          YES          FOR               FOR
by inserting a new Rule 46(e) in the form as specified

PROPOSAL #S.6: Amend the Constitution of the Trust by                      ISSUER          YES          FOR               FOR
 inserting a new Rule 5.13 in the form as specified
and approve the renumbering the Clauses in the
Constitution to conform with the Clause numbering as
specified [including any consequential amendments to
cross references to the Clauses]

PROPOSAL #7.: Approve and adopt the GPT Group Stapled                      ISSUER          YES          FOR               FOR
 Security Rights Plan [the Plan], the terms and
conditions as specified by the Company and the issue
of rights to acquire securities under the Plan [and
the issue of the underlying securities that are the
subject of those rights], for all purposes including
ASX Listing Rule 7.2, Exception 9(b)

PROPOSAL #8.1: Approve, for the purposes of ASX                            ISSUER          YES          FOR               FOR
Listing Rule 7.4 and for all other purposes, for the
issue of 31,897,404 stapled securities, each
comprising one share in GPT Management Holdings
Limited and one unit in General Property Trust
[Stapled Security], to Reco 175LS Aust Pte Limited,
an affiliate of GIC Real Estate Pte Limited, at AUD
0.60 per Stapled Security on the terms as specified

PROPOSAL #8.2: Approve, for the purposes of ASX                            ISSUER          YES          FOR               FOR
Listing Rule 7.4 and for all other purposes, for the
issue by GPT RE Limited, as responsible entity of
General Property Trust, of 2,500 exchangeable stapled
 securities to Reco 175LS Aust Pte Limited, an
affiliate of GIC Real Estate Pte Limited, being
perpetual, unsecured, subordinated securities which
are exchangeable into Stapled Securities
[Exchangeable Securities] at AUD 100,000 per
Exchangeable Security on the terms as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRASIM INDS LTD
  TICKER:                N/A             CUSIP:     Y28523135
  MEETING DATE:          8/2/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and the profit and loss
account for the YE 31 MAR 2008 and the reports of the
 Directors and the Auditors of the Company

PROPOSAL #2.: Declare a dividend on equity shares for                      ISSUER          YES          FOR               FOR
 the YE 31 MAR 2008

PROPOSAL #3.: Re-appoint Mr. B.V. Bhargava as a                            ISSUER          YES          FOR               FOR
Director, who retires from office by rotation

PROPOSAL #4.: Re-appoint Mr. Kumar Mangalam Birla as                       ISSUER          YES          FOR               FOR
a Director, who retires from office by rotation

PROPOSAL #5.: Re-appoint Mr. M.L. Apte as a Director,                      ISSUER          YES          FOR               FOR
 who retires from office by rotation

PROPOSAL #6.A: Re-appoint Messrs. G.P. Kapadia & Co.,                      ISSUER          YES          FOR               FOR
 Chartered Accountants, Mumbai as the Statutory
Auditors of the Company under Section 224 and other
applicable provisions, if any, of the Companies Act,
1956 to hold office as such from the conclusion of
this meeting until the conclusion of the next AGM of
the Company at a remuneration of INR 30,00,000 plus
service tax as applicable and reimbursement of actual
 out of pocket expenses, as may be incurred in the
performance of their duties

PROPOSAL #6.B: Appoint, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 228 and other applicable provisions, if any,
 of the Companies Act, 1956, Messrs. Deloitte Haskins
 & Sells, Chartered Accountants, Mumbai (in place of
M/s. A. F. Ferguson & Co., Chartered Accountants, who
 have given notice in writing of their unwillingness
to be appointed as the Branch Auditors of the Company
 and in respect of which a Special Notice has been
received by the Company) as the Branch Auditors of
the Company, to audit the Accounts in respect of the
Company's manufacturing plants of Grey Cement and
White Cement, Marketing Zones, Terminals and Ready
Mix Concrete Units, to hold office from the
conclusion of this Meeting until the conclusion of
the next AGM of the Company at a remuneration of INR
45,00,000 plus service tax as applicable and
reimbursement of actual out of pocket expenses, as
may be incurred in the performance of their duties

PROPOSAL #6.C: Re-appoint, pursuant to the provisions                      ISSUER          YES          FOR               FOR
 of Section 228 and other applicable provisions, if
any, of the Companies Act, 1956, Messrs. Vidyarthi &
Sons, Chartered Accountants, Lashkar, Gwalior as the
Branch Auditors of the Company, to audit the Accounts
 in respect of the Company's Vikram Woollens
Division, to hold office from the conclusion of this
Meeting until the conclusion of the next AGM of the
Company at a remuneration of INR 75,000 plus service
tax as applicable and reimbursement of actual out of
pocket expenses, as may be incurred in the
performance of their duties

PROPOSAL #S.7: Approve, in partial modification of                         ISSUER          YES          FOR               FOR
the resolution passed by the Members of the Company
at the AGM held on 25 AUG 2006 and pursuant to
Sections 198, 269, 309 and 310 read with Schedule
XIII and other applicable provisions, if any, of the
Companies Act, 1956 (the said Act), including any
statutory modification or reenactment thereof for the
 time being in force, consent of the Company be
accorded: i) to the revision in the amount of the
monthly Basic Salary payable to Mr. Shailendra K.
Jain, Whole Time Director of the Company upto an
overall limit of INR 12,00,000 per month; ii) to the
revision in the amount of Special Allowance payable
to Mr. Shailendra K. Jain, upto an overall limit of
INR 12,00,000 per month; and iii) to the revision in
the amount of Performance Linked Variable Pay and/or
other compensation payable as may be decided by the
Board from time to time upto the end of his tenure,
the same to be made on a pro rata basis every month
or on an annual basis or partly monthly and partly on
 annual basis at the discretion of the Board subject
to a maximum of INR 1,50,00,000 in a year on this
account as may be decided by the Board of Directors
of the Company from time to time for the remainder of
 his tenure of his current term i.e. upto 30 NOV 2009
 subject, however, to the limits prescribed in Part
II of Schedule XIII to the said Act and subject to
the consequential variation or increase in the
remuneration due to the revision in the terms of his
remuneration as aforesaid, and conditions of his
appointment remaining the same as approved at the AGM

PROPOSAL #S.8: Approve, in partial modification of                         ISSUER          YES          FOR               FOR
the resolution passed by the Members of the Company
at the AGM held on 07 JUL 2007 and pursuant to
Sections 198, 269, 309 and 310 read with Schedule
XIII and other applicable provisions, if any, of the
Companies Act, 1956 (the said Act), including any
statutory modification or re-enactment thereof for
the time being in force, consent of the Company be
accorded: i) to the revision in the amount of the
monthly Basic Salary payable to Mr. D.D. Rathi, Whole
 Time Director of the Company upto an overall limit
of INR 6,50,000 per month; ii) to the revision in the
 amount of Special Allowance payable to Mr. D.D.
Rathi, upto an overall limit of INR 7,00,000 per
month; and iii) to the revision in the amount of
Performance Linked Variable Pay and/or other
compensation payable as may be decided by the Board
from time to time upto the end of his tenure, the
same to be made on a pro rata basis every month or on
 an annual basis or partly monthly and partly on
annual basis at the discretion of the Board subject
to a maximum of INR 90,00,000 in a year on this
account as may be decided by the Board of Directors
of the Company from time to time for the remainder of
 his tenure of his current term i.e. upto 31 JUL 2009
 subject, however, to the limits prescribed in Part
II of Schedule XIII to the said Act and subject to
the consequential variation or increase in the
remuneration due to the revision in the terms of his
remuneration as aforesaid, and conditions of his
appointment remaining the same as approved at the AGM

PROPOSAL #S.9: Amend, pursuant to Section 31 and                           ISSUER          YES          FOR               FOR
other applicable provisions, if any, of the Companies
 Act, 1956 (the said Act), Article 63(1) of the
Articles of Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRASIM INDS LTD
  TICKER:                N/A             CUSIP:     Y28523135
  MEETING DATE:          10/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without modification,                        ISSUER          YES          FOR               FOR
the Scheme of Arrangement between the Applicant
Company and Vikram Sponge Iron Limited and their
respective shareholders and Creditors (the Scheme)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GREAT EAGLE HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G4069C148
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [as specified] and the transactions
contemplated thereunder; and authorize any 1 of the
Director of the Company to do all such further acts
and things and execute such further documents and
take all steps which in his opinion may be necessary,
 desirable or expedient to implement and/or give
effect to the Supplemental Agreement with any changes
 as such Director may consider necessary, desirable

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GREAT EAGLE HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G4069C148
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
financial statements of the Company for the YE 31 DEC
 2008 together with the reports of the Directors and
the Auditor thereon

PROPOSAL #2.: Declare the payment of a final dividend                      ISSUER          YES          FOR               FOR
 of HK 35 cents per share

PROPOSAL #3.i: Re-elect Madam Lo To Lee Kwan as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.ii: Re-elect Mr. Lo Hong Sui, Vincent as                       ISSUER          YES        AGAINST           AGAINST
a Director

PROPOSAL #3.iii: Re-elect Mr. Lo Ying Sui, Archie as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.iv: Re-elect Professor Wong Yue Chim,                          ISSUER          YES          FOR               FOR
Richard as a Director

PROPOSAL #4.: Approve to fix a maximum number of                           ISSUER          YES        AGAINST           AGAINST
Directors at 15 and authorize the Directors to
appoint additional Directors up to such maximum number

PROPOSAL #5.: Approve to fix a fee of HKD 120,000 per                      ISSUER          YES          FOR               FOR
 annum as ordinary remuneration payable to each
Director for the YE 31 DEC 2009

PROPOSAL #6.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Board of
Directors to fix the Auditor's remuneration

PROPOSAL #7.: Authorize the Directors the Company                          ISSUER          YES          FOR               FOR
during the Relevant Period [as specified] of all the
powers of the Company to repurchase ordinary shares
in the capital of the Company [Shares] on The Stock
Exchange of Hong Kong Limited [Stock Exchange] or on
any other stock exchange on which the securities of
the Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange for this purpose, subject to and in
accordance with all applicable Laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or any other stock
exchange as amended from time to time; and to
repurchase the Shares of the Company at an aggregate
nominal amount that shall not exceeding 10% of the
aggregate nominal amount of the issued share capital
of the Company; [Authority expires the earlier of the
 conclusion of the AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is to be held by Bye-Laws of the Company
 or the Companies Act 1981 of Bermuda [as amended]
[or any other applicable Law of Bermuda] to be held;
and the revocation or variation of the authority]

PROPOSAL #8.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the capital of the Company and to make or grant
offers, agreements and options which would or might
require the exercise of such power, generally and
unconditionally as specified in this resolution to
make or grant offers, agreements and options which
would or might require the exercise of such power
after the end of the relevant period; shall not
exceed 20% of the aggregate nominal amount of the
share capital of the Company in issue at the date of
passing this resolution the aggregate nominal amount
of share capital allotted, issued or dealt with or
agreed conditionally or unconditionally to be
allocated, issued or dealt with [whether pursuant to
an option or otherwise] by the Directors of the
Company, otherwise than pursuant to (i) a rights
issue, (ii) the exercise of the subscription or
conversion rights attaching to any warrants,
convertible bonds or other securities issued by the
Company which are convertible into shares of the
Company, (iii) any Share Option Scheme or similar
arrangement for the time being adopted for the grant
or issue to participants of shares or rights to
acquire shares in the capital of the Company, or (iv)
 any scrip dividend or similar arrangement providing
for the allotment of shares in lieu of the whole or
part of a dividend on shares in accordance with the
Bye-laws of the Company; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the Bye-
Laws of the Company or the Companies Act 1981 of
Bermuda [as amended] [or any other applicable Law of
Bermuda] to be held; and the revocation or variation

PROPOSAL #9.: Approve that conditional upon the                            ISSUER          YES        AGAINST           AGAINST
passing of Resolutions 7 and 8 set out in this notice
 convening this meeting, the aggregate nominal amount
 of the shares which are repurchased or otherwise
acquired by the Company pursuant to Resolution 7
shall be added to the aggregate nominal amount of the
 shares which may be issued pursuant to Resolution 8,
 provided that such an amount shall not exceed 10% of
 the aggregate nominal amount of the share capital of
 the Company in issue as at the date of the passing
of this Resolution

PROPOSAL #10.: Approve that subject to and                                 ISSUER          YES        AGAINST           AGAINST
conditional upon the passing of Ordinary Resolution
No. 11 set out in this notice and the conditions
referred to therein being satisfied or fulfilled, the
 operation of the existing Share Option Scheme of the
 Company adopted on 10 JUN 1999 be hereby terminated
with effect from the adoption of the New Share Option
 Scheme [such that no further options could
thereafter be offered under the existing Share Option
 Scheme of the Company but in all other respects the
provisions of the existing Share Option Scheme of the
 Company shall remain in full force and effect]

PROPOSAL #11.: Authorize the Director of the Company                       ISSUER          YES        AGAINST           AGAINST
subject to and conditional upon the Listing Committee
 of The Stock Exchange of Hong Kong Limited granting
the approval of the listing of, and permission to
deal in, shares to be issued pursuant to the exercise
 of options which may be granted under the New Share
Option Scheme [copy of which is produced to this
meeting and signed by the Chairman of this meeting
for the purpose of identification], to do all such
acts and to enter into such transactions,
arrangements and agreements as may be necessary or
expedient in order to give full effect to the New

PROPOSAL #S.12: Authorize the Directors of the                             ISSUER          YES          FOR               FOR
Company to do all such acts, deeds and things as they
 shall, in their absolute discretion, deem fin in
order to adopt the secondary name of the Company and
that such documents in connection with the adoption
of the secondary name be filed and registered with
the Registrar of Companies in Hong Kong under Part XI
 of the Companies Ordinance [Chapter 32 of the Laws
of Hong Kong] and the Registrar of Companies in
Bermuda pursuant to the Companies Act 1981 of Bermuda
 [as amended], if the proposed secondary name is
registered by other parties prior to registration by
the Company, the adoption of another secondary name
as the Directors may deem fit to replace

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GREAT EASTN SHIPPING LTD
  TICKER:                N/A             CUSIP:     Y2857Q154
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2009 and the profit and loss
account for the YE on that date together with the
Auditors' and the Directors' report thereon

PROPOSAL #2.: Re-appoint Mr. Cyrus Guzder as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Berjis Desai as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 their remuneration

PROPOSAL #S.5: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 314 and other applicable provisions, if any,
 of the Companies Act, 1956 the consent of the
Company be and is hereby accorded to Ms. Nirja Sheth,
 relative of a Director of the Company, to hold and
continue to hold, with effect from 06 OCT 2008, an
office or place of profit in Greatship [India]
Limited, a wholly owned subsidiary of the Company, as
 its officer/employee carrying a total remuneration
not exceeding INR 50,000 per month; authorize the
Board of Directors of the Company to do all such
acts, matters, deeds and things in order to give

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GREAT OFFSHORE LTD
  TICKER:                N/A             CUSIP:     Y2869J107
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
balance sheet as at 31 MAR 2008, the profit and loss
account for the YE on that date, together with the
reports of the Board of Directors and the Auditors
thereon

PROPOSAL #2.: Declare a pro-rata dividend at the rate                      ISSUER          YES          FOR               FOR
 of 5.66% on Optionally Convertible Redeemable
Preference Shares for the FY 2007- 2008

PROPOSAL #3.: Declare a final dividend at the rate of                      ISSUER          YES          FOR               FOR
 INR 8 per equity share already for the FY 2007-2008

PROPOSAL #4.: Re-appoint Mr. Naresh Chandra as a                           ISSUER          YES          FOR               FOR
Director , who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Rajiv K. Luthra as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. Kalyaniwalla & Mistry,                          ISSUER          YES          FOR               FOR
Chartered Accountants, the retiring Auditors as the
Statutory Auditors of the Company to hold office from
 the conclusion of this AGM until the conclusion of
the next AGM of the Company and approve to fix their
remuneration

PROPOSAL #7.: Appoint Mr. Madhava Menon Shankar                            ISSUER          YES          FOR               FOR
Narayanan as a Director of the Company whose period
of office shall be liable to determination by
retirement of Directors by rotation

PROPOSAL #8.: Approve that, in partial modifications                       ISSUER          YES          FOR               FOR
of the resolutions passed by the shareholders at the
AGM on 29 AUG 2007, Mr. Vijay Kantilal Sheth be paid
a commission of INR 720 lakhs as Managing Director of
 the Company for the YE 31 MAR 2008

PROPOSAL #9.: Approve that, in partial modifications                       ISSUER          YES          FOR               FOR
of the resolutions passed by the shareholders in the
AGM held on 29 AUG 2007 and pursuant to Sections 198,
 269, 309 and other relevant provisions of the
Companies Act, 1956 read with Schedule XIII to the
said Act, Mr. Vijay Kantilal Sheth, Managing
Director, be re-designated as the Vice Chairman cum
Managing Director of the Company with effect from 30
APR 2008 to 31 MAR 2012; and that the trems of the
appointment of Mr. Vijay Kantilal Sheth, Vice
Chairman cum Managing Director be revised as
specified, with effect from 01 APR 2008 for the
remaining period of 4 years ending 31 MAR 2012

PROPOSAL #10.: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company [the Board]: in supersession of the
resolution passed at the AGM of the Company held on
29 AUG 2007 and pursuant to the provisions of Section
 293(1)(d) and other applicable provisions, if any of
 the Companies Act, 1956 and the Articles of
Association of the Company, to borrow, from time to
time, any sum or sums of money on such security and
on such terms and conditions as the Board may deem
fit, notwithstanding that the money to be borrowed
together with the money already borrowed by the
Company [apart from temporary loans obtained or to be
 obtained from the Company's bankers in the ordinary
course of business] including rupee equivalent of
foreign currency loans [such rupee equivalent being
calculated at the exchange rate prevailing as on the
date of the relevant foreign currency agreement] may
exceed, at any time, the aggregate of the paid up
capital of the Company and its free reserves, that is
 to say, reserves not set apart for any specific
purpose, provided however, the total amount so
borrowed in excess of the aggregate of the paid-up
share capital of the Company and its free reserves
shall not at any time exceed INR 5000,00,00,000; and
pursuant to the provisions of Section 293(1)(a) of
the Companies Act, 1956, to mortgage and/or charge,
in addition to the mortgage(s)/charge(s) created by
the Company, in such form and manner and with such
ranking and at such time(s) and on such terms as the
Board may determine or think fit the whole or
substantially the whole or any one or more of the
Company's undertakings or all its undertakings,
including all or any part of the movable and/or
immovable properties of the Company wherever situated
 both present and, future, and/or create a floating
charge on all or any part of the immovable property
of the Company and the whole or any part of the
undertaking or undertakings of the Company together
with power to take over the Management of the
business and concern of the Company in certain events
 of default, in favor of the Company's Bankers and
development/investment Financial Institutions
[hereinafter referred to as the Lenders]/Debenture
Trustees to secure any loans, guarantee assistance,
working capital arrangement etc already availed/to be
 availed by the Company together with interest
thereon at the agreed rate, compound interest,
additional interest, liquidated damages, premium on
prepayment, costs, charges, expenses and other monies
 payable by the Company to the said Lenders and/or
any issue of non convertible debentures and/or
compulsorily or optionally, fully or partly
convertible debentures, within the overall ceiling
prescribed by the members of the Company, in terms of
 Section 293(1)(d) of the Companies Act, 1956; and to
 execute all such deeds, documents and writings, as
may be necessary for creating the aforesaid mortgages
 and/or charges and to do all such acts, deeds,
matters and things as may be necessary, desirable or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GREAT WALL MOTOR CO LTD
  TICKER:                N/A             CUSIP:     Y2882P106
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of RMB 0.08                         ISSUER          YES          FOR               FOR
per share and a special dividend of RMB 0.07 per
share for the YE 31 DEC 2008 to shareholders of the
Company who are registered on the register of members
 of the Company as at the close of business on
Tuesday 05 MAY 2009

PROPOSAL #3.: Receive and adopt the report of the                          ISSUER          YES          FOR               FOR
Board of Directors of 2008

PROPOSAL #4.: Receive and adopt the report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee of 2008

PROPOSAL #5.: Re-appoint Ernst & Young Hua Ming as                         ISSUER          YES          FOR               FOR
the Company's PRC Auditors and Ernst & Young as the
Company's International Auditors for the YE 31 DEC
2009 and authorize the Board to determine their
respective remunerations

PROPOSAL #6.: Approve the resignation of Mr. Wong Chi                      ISSUER          YES          FOR               FOR
 Keung as an Independent Non-Executive Director of
the Company

PROPOSAL #7.: Elect Mr. Tseung Yuk Hei, Kenneth as an                      ISSUER          YES          FOR               FOR
 Independent Non-Executive Director of the Company
for a term commencing on the day being elected and
ending on the expiry of the third session of the
Board and authorize the Board to determine his

PROPOSAL #8.: Approve the Corporate communications of                      ISSUER          YES          FOR               FOR
 the Company [including but not limited to the
Directors' report, its annual accounts together with
a copy of the Auditors' report and, where applicable,
 its summary financial report; the interim report
and, where applicable, its summary interim report, a
notice of meeting, a listing document, a circular,
and a proxy form] may be sent or supplied to the
shareholders by making them available on the
Company's website

PROPOSAL #S.9: Authorize the Board to allot, issue                         ISSUER          YES        AGAINST           AGAINST
and deal with additional shares in the capital of the
 Company, whether domestic shares or H shares or
grant offers, agreements or options which might
require the exercise of such powers after the
relevant period, the aggregate nominal amount of
shares, whether domestic shares or H shares allotted,
 issued and dealt with or agreed conditionally or
unconditionally to be allotted, issued and dealt with
 by the Board pursuant to such mandate, shall not
exceed: 20%, being 136,400,000 domestic shares of the
 aggregate nominal amount of domestic shares in issue
 and 20% being 82,654,400 H shares of the aggregate
nominal amount of H shares in issue in each case as
of the date of this resolution, and in accordance
with the Company Law of the PRC and the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited [as the same may be
amended from time to time] and only if all necessary
approvals from the China Securities Regulatory
Commission and/or other relevant PRC governmental
authorities are obtained; and 2) to issue shares
pursuant to this Resolution, to: a) approve, execute,
 and do or procure to be executed and done, all such
documents, deeds and things as it may consider
necessary in connection with the issue of such new
shares including [without limitation]: I) determine
the class and number of shares to be issued; II)
determine the issue price of the new shares; III)
determine the opening and closing dates of the new
issue; IV) determine the use of proceeds of the new
issue; V) determine the class and number of new
shares [if any] to be issued to the existing
shareholders; VI) make or grant such offers,
agreements and options as may be necessary in the
exercise of such powers; and VII) in the case of an
offer or allotment of shares to the shareholders of
the Company, exclude shareholders of the Company who
are resident outside the PRC or the Hong Kong Special
 Administrative Region of the PRC on account of
prohibitions or requirements under overseas laws or
regulations or for some other reason(s) which the
Board considers expedient; b) increase the registered
 capital of the Company in accordance with the actual
 increase of capital by issuing shares pursuant to
this Resolution, register the increased capital with
the relevant authorities in the PRC and make such
amendments to the Articles as it thinks fit so as to
reflect the increase in the registered capital of the
 Company; and c) make all necessary filings and
registrations with the relevant PRC, Hong Kong and
/or other authorities; [Authority expires the earlier

PROPOSAL #S.10: Approve the expansion of the business                      ISSUER          YES          FOR               FOR
 scope of the Company to include 'leasing out of
self-owned buildings and equipment' and authorize the
 Board to apply to the relevant PRC authorities to
effect the expansion of the business scope

PROPOSAL #S.11: Approve the proposed amendments to                         ISSUER          YES          FOR               FOR
the Articles, and to authorize the Board to make
amendments to the Articles pursuant to any
requirements of any PRC Government Authorities and
the relevant stock exchange(s) on which the Company
is listed, and to authorize any 1 Executive Director
of the Company to act on behalf of the Company for
the amendment, application for approval,
registration, filing and other related matters in
respect of the amendments and alteration of the
Article 11, Article 59, Article 62 Clause 1, Article
63, Article 191, Article 192 and Article 196 of the
Company's Articles of Association, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GREAT WEST LIFECO INC
  TICKER:                N/A             CUSIP:     39138C106
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles of the Corporation                       ISSUER          YES          FOR               FOR
to reduce the number of Directors from 23 to 19

PROPOSAL #2.1: Elect Mr. George S. Bain as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Elect Mr. Michael L. Hepher as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.3: Elect Mr. Jerry E.A. Nickerson as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.4: Elect Mr. Raymond Royer as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Elect Mr. Marcel R. Coutu as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Elect Mr. Chaviva M. Hosek as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.7: Elect Mr. David A. Nield as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #2.8: Elect Mr. Philip K. Ryan as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Elect Mr. Andre Desmarais as a Director                     ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #2.10: Elect Mr. D. Allen Loney as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Elect Mr. R. Jeffrey Orr as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Elect Mr. Emoke J.E. Szathmary as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.13: Elect Mr. Paul Desmarais, Jr. as a                         ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #2.14: Elect Mr. Donald F. Mazankowski as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.15: Elect Mr. Michael Plessies-Belair as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #2.16: Elect Mr. Brain E. Walsh as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Elect Mr. H. David Graves as a                             ISSUER          YES        ABSTAIN           AGAINST
Director
PROPOSAL #2.18: Elect Mr. Raymond L. McFeetors as a                        ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #2.19: Elect Mr. Henri-Paul Rousseau as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Appoint Deloitte & Touche LLp as the                         ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Approve the proposal attached as Schedule B
 to the accompanying Management Proxy Circular

PROPOSAL #5.: Transact other business                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GREEK ORGANISATION OF FOOTBALL PROGNOSTICS SA
  TICKER:                N/A             CUSIP:     X3232T104
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors and                           ISSUER          NO           N/A               N/A
Chartered Auditors reports regarding the annual
financial statements for the 9th FY 01 JAN 2008 until
 31 DEC 2008

PROPOSAL #2.: Approve the Company's corporate and                          ISSUER          NO           N/A               N/A
consolidated annual financial statements for the 9th
FY 01 JAN 2008 until 31 DEC 2008

PROPOSAL #3.: Approve the earnings distribution for                        ISSUER          NO           N/A               N/A
the 9th FY 01 JAN 2008 until 31 DEC 2008

PROPOSAL #4.: Approve the exemption of the Board of                        ISSUER          NO           N/A               N/A
Directors and Chartered Accountants form any
liability for compensation for activities of the 9th
FY 01 JAN 2008 until 31 DEC 2008 and the
administrative and representation acts of the Board

PROPOSAL #5.: Approve the remuneration compensation                        ISSUER          NO           N/A               N/A
of the Members of the Board of Directors for their
9th FYB 01 AJN 2008 until 31 DEC 2008

PROPOSAL #6.: Approve the remuneration compensation                        ISSUER          NO           N/A               N/A
of the Members of the Board of Directors for their
participation in the Board of Director's and in
Company's Committees for the current 10th FY 01 JAN
2009 until 31 DEC 2009

PROPOSAL #7.: Elect the regular and substitute                             ISSUER          NO           N/A               N/A
Chartered Auditors for the current 10th FY 01 JAN
2009 until 31 DEC 2009, and approve their remuneration

PROPOSAL #8.: Ratify the election of new Board of                          ISSUER          NO           N/A               N/A
Director's members in replacement of resigned ones;
and elect new Audit Committee according to Article 37
 of Law 3693/2008

PROPOSAL #9.: Approve the replacement of Board of                          ISSUER          NO           N/A               N/A
Director's Members

PROPOSAL #10.: Authorize, pursuant to Article 23,                          ISSUER          NO           N/A               N/A
paragraph 1 of C.L. 2190/1920, the Members of the
Board of Directors and Directors of the Company's
departments and divisions to participate in the Board
 of Directors or in the Management of the Groups
Companies and their associate Companies, for the
purposes set out in Article 42E paragraph 5, of the
Codified Law 2190/1920

PROPOSAL #11.: Authorize the Company's Lawyers Mr.                         ISSUER          NO           N/A               N/A
Dimitrios Panageas, Athens Bar Association registered
 No 21923, legal advisor to Management and Mrs.
Barbara Panousi Athens Bar Association Registered No.
 16002, lawyer acting jointly or separately to submit
 for approve  and publication to the Ministry of
development the Minutes of the Ordinary general
assembly as well as those of any repeat session as
well as the entire new codified document of the
Company's Articles of Association and in general to
carry out any legal action to enforce the resolutions
 of the Ordinary general assembly or any repeat

PROPOSAL #12.: Other announcements                                         ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GREENTOWN CHINA HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G4100M105
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 of the Company [the Directors] and of the Auditors
for the YE 31 DEC 2008

PROPOSAL #2ai: Re-elect Mr. Song Weiping as an                             ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #2aii: Re-elect Mr. Shou Bainian as an                            ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #2aiii: Re-elect Mr. Tang Shiding as an                           ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #2.b: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
determine the Directors' remuneration

PROPOSAL #3.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors and authorize the Board of Directors to
fix their remuneration

PROPOSAL #4.: Authorize the Directors, in addition to                      ISSUER          YES          FOR               FOR
 any other authorization given to the Directors  and
during the Relevant Period, to purchase issued shares
 in the capital of the Company, subject to and in
accordance with all applicable laws, rules and
regulations including the Rules Governing the Listing
 of Securities on The Stock Exchange of Hong Kong
Limited [the Listing Rules] from time to time,
provided that the aggregate nominal amount of the
shares of the Company which are authorized to be
purchased by the Directors shall not exceed 10% of
the aggregate nominal amount of the issued share
capital of the Company as at the date of passing of
this resolution; [Authority expires the earlier of
the conclusion of the next AGM of the Company and the
 expiration of the period within which the next AGM
of the Company is required by the Articles of
Association of the Company [the Articles of
Association] or any applicable laws to be held]

PROPOSAL #5.: Authorize the Directors, in addition to                      ISSUER          YES        AGAINST           AGAINST
 any other authorization given to the Directors  and
during the Relevant Period to issue, allot and deal
with additional shares in the capital of the Company
and to make or grant offers, agreements and options
[including Bonds, notes, warrants, debentures and
other securities which carry rights to subscribe for
or are convertible into shares of the Company]
provided that the aggregate nominal amount of the
shares in the capital of the Company allotted or
agreed conditionally or unconditionally to be
allotted [whether pursuant to an option or otherwise]
 by the Directors shall not exceed 20% of the
aggregate nominal amount of the issued share capital
of the Company as at the date of passing of this
resolution, otherwise than pursuant to a Rights Issue
 or pursuant to the exercise of any options which may
 be granted or exercise of rights of subscription or
conversion under the terms of any existing bonds,
notes, warrants, debentures or other securities which
 carry rights to subscribe for or are convertible
into shares of the Company or any scrip dividend or
similar arrangement ; [Authority expires the earlier
of the conclusion of the next AGM of the Company and
the expiration of the period within which the next
AGM of the Company is required by the Articles of
Association of the Company or any applicable laws to

PROPOSAL #6.: Approve to extend the general mandate                        ISSUER          YES        AGAINST           AGAINST
granted to the Directors pursuant to Resolution 5 to
issue, allot and deal with shares by adding thereto
the aggregate nominal amount of shares in the capital
 of the Company repurchased by the Company under the
authority granted pursuant to Resolution 4, provided
that such amount shall not exceed 10% of the
aggregate nominal amount of the issued share capital
of the Company as at the date of passing of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRIFOLS S A
  TICKER:                N/A             CUSIP:     E5706X124
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                               ISSUER          YES          FOR               FOR
accounts, the Management individual report and the
propose of application of the result 2008

PROPOSAL #2.: Receive and approve of the annual                            ISSUER          YES          FOR               FOR
accounts and the Management consolidate report 2008

PROPOSAL #3.: Approve the Management of Board                              ISSUER          YES          FOR               FOR
Directors in 2008

PROPOSAL #4.: Re-elect the Auditor for individual                          ISSUER          YES          FOR               FOR
accounts

PROPOSAL #5.: Re-elect the Auditor for consolidated                        ISSUER          YES          FOR               FOR
accounts

PROPOSAL #6.: Ratify the appoint Ms. Anna Veiga as                         ISSUER          YES          FOR               FOR
Member of the Board

PROPOSAL #7.: Approve the Board Members salaries                           ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the Board Directors about                            ISSUER          YES          FOR               FOR
distribute one or more dividend to account in the
social exercise

PROPOSAL #9.: Grant authority for the acquisition                          ISSUER          YES          FOR               FOR
derivative of own shares, revoked and leaving without
 effect the previous agreement of the Board 13 JUN

PROPOSAL #10.: Approve the delegation of the                               ISSUER          YES          FOR               FOR
faculties for the execution of the agreements adopted
 by the Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRINDROD LTD
  TICKER:                N/A             CUSIP:     S3302L128
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Re-elect Mr. I A J Clark as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Re-elect Mr. A K Olivier as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Re-elect Mr. D A Rennie as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Re-elect Mr. D A Polkinghorne as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Appoint Mr. N T Y Siwendu and Mr. W D                        ISSUER          YES        AGAINST           AGAINST
Geach as Directors

PROPOSAL #4.: Approve the confirmation of the                              ISSUER          YES        AGAINST           AGAINST
Executive Directors remuneration

PROPOSAL #5.: Approve the Non Executive Directors fees                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint the Auditors                                         ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the Auditors remuneration                            ISSUER          YES          FOR               FOR

PROPOSAL #8.1S1: Grant authority to repurchase                             ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #8.2S2: Grant authority to repurchase                             ISSUER          YES          FOR               FOR
preference shares

PROPOSAL #9.1O1: Authorize the Directors to issue                          ISSUER          YES        AGAINST           AGAINST
shares reserved for the Share Option Scheme

PROPOSAL #9.2O2: Approve the placement of the                              ISSUER          YES          FOR               FOR
unissued shares under the control of the Directors

PROPOSAL #9.3O3: Authorize the Directors to issue                          ISSUER          YES        AGAINST           AGAINST
preference shares

PROPOSAL #10.: Transact any other business                                 ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GROUP FIVE LTD
  TICKER:                N/A             CUSIP:     S33660127
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                               ISSUER          YES          FOR               FOR
financial statements of the group for the YE 30 JUN
2008, together with the Directors' and the
Independent Auditors' reports

PROPOSAL #2.: Re-elect Ms. Lynda Chalker, who retire                       ISSUER          YES          FOR               FOR
by rotation in terms of the Company's Articles of
Association

PROPOSAL #3.: Re-elect Mr. Vusi Mavimbela as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retire by rotation in
terms of the Company's Articles of Association

PROPOSAL #4.1: Ratify the remuneration of the Non-                         ISSUER          YES          FOR               FOR
Executive Directors for the YE JUN 2008 [as specified]

PROPOSAL #4.2: Approve the remuneration of the Non-                        ISSUER          YES          FOR               FOR
Executive Directors for the YE JUN 2009

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers Inc.,                      ISSUER          YES          FOR               FOR
 as the Independent Auditors of the Company for the
ensuing year

PROPOSAL #6.O.1: Approve to place the authorized but                       ISSUER          YES          FOR               FOR
unissued shares in the capital of the Company under
the control and authority of the Directors of the
Company; and authorize the Directors to allot, issue
and otherwise dispose of such shares to such person
or persons on such terms and conditions and at such
times as the Directors of the Company may from time
to time and in their discretion deem fit, subject to
the provisions of the Companies Act [Act 61 of 1973]
as amended [the Act], the Articles of Association of
the Company and the listings requirements of the JSE
Limited [JSE], when applicable, this authority is
restricted to 10% of the ordinary shares in issue as
at 30 JUN 2008 and will remain in place until the
next AGM of Group Five ordinary shareholders

PROPOSAL #7.O.2: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, to issue the authorized but unissued shares
in the capital of the Company for cash, as and when
they in their discretion deem fit, subject to the
Act, the Articles of Association of the Company, the
JSE listings requirements, when applicable, and the
following limitations, namely that: the equity
securities which are the subject of the issue for
cash must be of a class already in issue, or where
this is not the case, must be limited to such
securities or rights that are convertible into a
class already in issue; any such issue will only be
made to public shareholders as defined in the JSE
listings requirements and not related parties, unless
 the JSE otherwise agrees; the number of shares
issued for cash shall not in the aggregate in the
current FY exceed 10% of the Company's issued share
capital of ordinary shares, the number of ordinary
shares which may be issued shall be based on the
number of ordinary shares in issue at the date of
such application less any ordinary shares issued
during the current FY, provided that any ordinary
shares to be issued pursuant to a rights issue
[announced and irrevocable and underwritten] or
acquisition [concluded up to the date of application]
 may be included as though they were shares in issue
at the date of application; this authority is valid
until the Company's next AGM, provided that it shall
not extend beyond 15 months from the date that this
authority is given; a paid press announcement giving
full details, including the impact on the net asset
value and earnings per share, will be published at
the time of any issue representing, on a cumulative
basis within 1 FY, 5% or more of the number of shares
 in issue prior to the issue; and in determining the
price at which an issue of shares may be made in
terms of this authority post the listing of the
Company, the maximum discount permitted will be 10%
of the weighted average traded price on the JSE of
those shares over the 30 business days prior to the
date that the price of the issue is determined or
agreed by the Directors of the Company, this ordinary
 resolution is required, under the JSE listings
requirements, to be passed by achieving a 75%
majority of the votes cast in favor of such
resolution by all the Members present or represented

PROPOSAL #8.O.3: Authorize the Directors of Company,                       ISSUER          YES          FOR               FOR
subject to compliance with the JSE Listings
Requirements, the Act and specifically to the
provisions of the Section 90 of the Act, and the
Articles of Association of the Company, to make a
cash payment to Group Five shareholders out of stated
 capital as and when they in their opinion deem fit;
the payment is made pro rata to all shareholders; and
 the payment shall not exceed 20% of the Company's
issued stated capital, including reserves but
excluding minority interests, and revaluations of
assets and intangible assets that are not supported
by a valuation by an independent professional expert
acceptable to the JSE prepared within the last 6
months, in any 1 FY, measured as at the beginning of
such FY, the Directors, after considering the effect
of the distribution out of stated capital, are of the
 opinion that if such distribution is implemented:
the Company and the group will be able to pay their
debts in the ordinary course of business for a period
 of 12 months after the date of this notice;
recognized and measured in accordance with the
accounting policies used in the latest audited annual
 group financial statements, the assets of the
Company and the group will exceed the liabilities of
the Company and the group for a period of 12 months
after the date of this notice; the ordinary capital
and reserves of the Company and the group will be
adequate for the purposes of the business of the
Company and the group for a period of 12 months after
 the date of this notice; the working capital of the
Company and the group will be adequate for the
purposes of the business of the Company and the group
 for a period of 12 months after the date of this
notice; and the Company undertaking that it will not
implement the distribution out of stated capital
until the Company's sponsor has provided written
confirmation to the JSE regarding the adequacy of the
 Company's working capital in accordance with the
Schedule 25 of the JSE listings requirements; the
Directors of Group Five intend to use the authority,
if appropriate, to make a cash payment to
shareholders out of stated capital should there be
excess cash reserves available in the group, other
disclosure required in terms of the JSE listings
requirements is set out under Special Resolution 1;
and [Authority expires earlier of the date of the
next AGM of the Company or 15 months after the date

PROPOSAL #9.S.1: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, subject to compliance with the JSE Listings
Requirements, the Act and the Articles of Association
 of the company, in their discretion to procure that
the company or subsidiaries of the Company acquire by
 repurchase on the JSE ordinary shares issued by the
company provided that: the number of ordinary shares
acquired in any 1 FY shall not exceed 20% of the
ordinary shares in issue at the date on which this
resolution is passed; this must be effected through
the order book operated by the JSE trading system and
 done without any prior understanding or arrangement
between the company and the counter party; [Authority
 expires at the next AGM of the company or 15 months
after the date on which this resolution is passed]
and the price paid per ordinary share may not be
greater than 10% above the weighted average of the
market value of the ordinary shares for the 5
business days immediately preceding the date on which
 a purchase is made the reason for and effect of this
 special resolution is to authorize the Directors, if
 they deem it appropriate in the interests of the
company, to procure that the Company or subsidiaries
of the Company acquire or repurchase ordinary shares
issued by the company subject to the restrictions
contained in the above resolution at the present time
 the Directors have no specific intention with regard
 to the utilization of this authority which will only
 be used if the circumstances are appropriate the
Directors, after considering the effect of a
repurchase of up to 20% of the Company's issued
ordinary shares, are of the opinion that if such
repurchase is implemented: the Company and the group
will be able to pay their debts in the ordinary
course of business for a period of 12 months after
the date of this notice; recognized and measured in
accordance with the accounting policies used in the
latest audited annual group financial statements, the
 assets of the company and the group will exceed the
liabilities of the company and the group for a period
 of 12 months after the date of this notice; the
ordinary capital and reserves of the Company and the
group will be adequate for the purposes of the
business of the Company and the group for a period of
 12 months after the date of this notice; the working
 capital of the Company and the group will be
adequate for the purposes of the business of the
Company and the group for a period of 12 months after
 the date of this notice; after such repurchase the
Company will still comply with paragraphs 3.37 to
3.41 of the JSE listings requirements concerning
shareholder spread requirements; the Company or the
group will not repurchase securities during a
prohibited period as defined in paragraph 3.67 of the
 JSE Listings Requirements unless the company has a
repurchase programme in place where the dates and
quantities of securities to be traded during the
relevant prohibited period are fixed [not subject to
any variation] and full details of the programme have
 been disclosed in an announcement released on SENS

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GROUPE BRUXELLES LAMBERT
  TICKER:                N/A             CUSIP:     B4746J115
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Management report of the                         ISSUER          NO           N/A               N/A
Board of Directors and reports of the Statutory
Auditor on the FY 2008

PROPOSAL #2.: Approve the presentation of the                              ISSUER          NO           N/A               N/A
consolidated financial statements for the YE 31 DEC
2008 and proposal for the approval of the non-
consolidated annual accounts for the YE 31 DEC 2008,
including appropriation of profit

PROPOSAL #3.: Grant discharge to the Directors for                         ISSUER          NO           N/A               N/A
duties performed during the YE 31 DEC 2008

PROPOSAL #4.: Grant discharge to the Statutory                             ISSUER          NO           N/A               N/A
Auditor for duties performed during the YE 31 DEC 2008

PROPOSAL #5.a: Re-elect Mr. Thierry De Rudder as a                         ISSUER          NO           N/A               N/A
Director, for a term of 3 years, whose term of office
 expires at the end of this general meeting

PROPOSAL #5.b: Elect Mr. Georges Chodron De Courcel                        ISSUER          NO           N/A               N/A
as a Director, for a term of 3 years

PROPOSAL #5.c: Elect Mr. Ian Gallienne as a Director,                      ISSUER          NO           N/A               N/A
 for a term of 3 years

PROPOSAL #6.: Authorize the Board of Directors, to                         ISSUER          NO           N/A               N/A
acquire in strict compliance with legal provisions a
maximum of 32,271,657 treasury shares at unit price
that may not be more than 10% below the lowest price
of the 12 months preceding the operation and more
than 10 above the highest price of the last 20
listings preceding the operation, and authorize the
Company's subsidiaries within the meaning of Article
627 of the Company Code, to acquire the Company's
shares under the same conditions, if  the general
meeting agrees on this proposal, this authorization
replace the one granted by the OGM of 08 APR 2008;
[Authority expires after 5 years period]

PROPOSAL #7.: Approve, in accordance with the                              ISSUER          NO           N/A               N/A
decisions on the establishment of a stock option plan
 by the general meeting of 24 APR 2007, proposal to
set at EUR 12.5 million the maximum value of shares
in relation to the options to be granted in 2009

PROPOSAL #8.: Miscellaneous                                                ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GROUPE DANONE, PARIS
  TICKER:                N/A             CUSIP:     F12033134
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 1.20 per share

PROPOSAL #O.4: Approve the stock dividend program                          ISSUER          YES          FOR               FOR

PROPOSAL #O.5: Receive the Auditors' special report                        ISSUER          YES        AGAINST           AGAINST
regarding related-party transactions

PROPOSAL #O.6: Reelect Mr. Richard Goblet D'Alviella                       ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #O.7: Re-elect Mr. Christian Laubie as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.8: Re-elect Mr. Jean Laurent as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #O.9: Re-elect Mr. Hakan Mogren as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #O.10: Re-elect Mr. Benoit Potier as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.11: Elect MR. Guylaine Saucier as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.12: Approve the remuneration of the                            ISSUER          YES          FOR               FOR
Directors in the aggregate amount of EUR 600,000

PROPOSAL #O.13: Grant authority for the repurchase of                      ISSUER          YES          FOR               FOR
 up to 10% of issued share capital

PROPOSAL #O.14: Approve the creation of the Danone                         ISSUER          YES          FOR               FOR
Eco-Systeme Fund

PROPOSAL #E.15: Approve to change the Company name to                      ISSUER          YES          FOR               FOR
 Danone

PROPOSAL #E.16: Amend the Article 7 of Bylaws                              ISSUER          YES          FOR               FOR
regarding: auhtorize the share capital increase

PROPOSAL #E.17: Amend the Articles 10 of Association                       ISSUER          YES          FOR               FOR
 Regarding: shareholders identification

PROPOSAL #E.18: Amend the Article 18 of Bylaws                             ISSUER          YES          FOR               FOR
regarding: attendance to Board meetings through
videoconference and telecommunication

PROPOSAL #E.19: Amend the Article 22 of Bylaws                             ISSUER          YES          FOR               FOR
regarding: Record Date

PROPOSAL #E.20: Amend the Article 26 of Bylaws                             ISSUER          YES          FOR               FOR
regarding: electronic voting

PROPOSAL #E.21: Amend the Article 27 of Bylaws                             ISSUER          YES          FOR               FOR
regarding: authorize the Board for the issuance of
bonds

PROPOSAL #E.22: Amend the Articles 27 and 28 of                            ISSUER          YES          FOR               FOR
Association regarding: quorum requirements  for
ordinary and extraordinary general meetings

PROPOSAL #E.23: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity-linked securities with preemptive
rights up to aggregate nominal amount of EUR 45

PROPOSAL #E.24: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity-linked securities without preemptive
 rights up to aggregate nominal amount of EUR 30

PROPOSAL #E.25: Authorize the Board to increase                            ISSUER          YES          FOR               FOR
capital in the event of additional demand related to
delegations submitted to shareholder vote above

PROPOSAL #E.26: Grant authority for the capital                            ISSUER          YES          FOR               FOR
increase of up  to EUR 25 million for future exchange
 offers

PROPOSAL #E.27: Grant authority for the capital                            ISSUER          YES          FOR               FOR
increase of up  to 10 % of issued capital for  future
 acquisitions

PROPOSAL #E.28: Grant authority for the                                    ISSUER          YES          FOR               FOR
capitalization of reserves of up to EUR 33 million
for bonus issue or increase in par value

PROPOSAL #E.29: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.30: Grant authority up to 6 million                            ISSUER          YES          FOR               FOR
shares  for use in stock option plan

PROPOSAL #E.31: Grant authority up to 2 million                            ISSUER          YES          FOR               FOR
shares  for use in restricted stock plan

PROPOSAL #E.32: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.33: Grant authority for the filing of                          ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GROWTHPOINT PROPERTIES LTD
  TICKER:                N/A             CUSIP:     S3373CAA4
  MEETING DATE:          11/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Re-elect Mr. P.H. Fechter as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Re-elect Mr. R. Moonsamy as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Re-elect Mr. L.N. Sasse as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Re-elect Mr. E.K. De Klerk as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.5: Re-elect Mr. S.M. Snowball as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.: Approve the remuneration of the Auditors                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR

PROPOSAL #5.S.1: Approve to increase the authorized                        ISSUER          YES          FOR               FOR
share capital of the Company

PROPOSAL #6.1: Approve to place the unissued shares                        ISSUER          YES          FOR               FOR
under the control of the Directors

PROPOSAL #6.2: Grant authority to issue linked units                       ISSUER          YES          FOR               FOR
for cash

PROPOSAL #7.S.2: Grant authority to repurchase linked                      ISSUER          YES          FOR               FOR
 units

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO AEROPORTUARIO DEL  PACIFICO S A B DE C V
  TICKER:                N/A             CUSIP:     P4959P100
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.A: Approve, in accordance with Article                         ISSUER          YES          FOR               FOR
44, part, XI of the Securities Market Law accompanied
 by the opinion of the outside auditor on the
financial statements of the Company FYE 31 DEC 2008

PROPOSAL #I.B: Approve, concerning that which is                           ISSUER          YES          FOR               FOR
referred to in article 172 of the General Mercantile
Company Law for the FYE 31 DEC 208, and of its
subsidiaries, these being defined as those in which
the Company is the owner of the majority of the
shares, when the amount of the investment in each one
 of them is greater than 20% of the shareholder
equity, according to the last financial statements of
 the subsidiary Company in question and all of the
various paragraphs that are referred to in Paragraph
3 of Article 22 of the Corporate Bylaws of the
Company, which contains the principal accounting
policies and criteria and the information used in
preparing the financial information

PROPOSAL #I.C: Approve to prepare by the Chairperson                       ISSUER          YES          FOR               FOR
of the Audit and Corporate Practices Committee, for
the FYE 31 DEC 2008

PROPOSAL #I.D: Approve the concerning the compliance                       ISSUER          YES          FOR               FOR
with the tax obligations of the Company for the FY
that ran from 01 JAN to 31 DEC 2007

PROPOSAL #I.E: Approve the concerning the operations                       ISSUER          YES          FOR               FOR
and activities in which the Board of Directors
intervened, during the FYE 31 DEC, 2008, in
accordance with that which is provided in the
Securities Market Law

PROPOSAL #II.: Approve to discuss, and if relevant,                        ISSUER          YES          FOR               FOR
approval of the financial statements of the Company
and of its subsidiaries, which include the balance
sheet, the income statement, the statement of
shareholder equity variations and cash flow
statement, regarding the operations performed during
the fiscal year that ran between 01 JAN, and 31 DEC
2008, and the report of the outside auditor that is
to be found in the mentioned financial statements

PROPOSAL #III.: Approve, the profits obtained by the                       ISSUER          YES          FOR               FOR
Company during the FYE 31 DEC 2008, which totaled the
 quantity of MXN 1,540,842,000, 5% be separated from
the mentioned amount to a total amount of MXN
77,042,000 to add to the legal reserves, apportioning
 the balance, which is to say, the amount of MXN
1,463,800,000, to the unallocated profits account

PROPOSAL #IV.: Approve, that from the unallocated                          ISSUER          YES          FOR               FOR
profits account that amounts to a total of MXN
2,009,617,000 a dividend of MXN 1,200,000,000 is
declared, at the amount of MXN 2.139037433 for each
one of the 561 million shares into which the share
capital of the Company is divided, reducing the
balance of unallocated profits to the amount of MXN
809,617,000, which dividend will be paid in the
following manner a] MXN 870,000,000, in the amount of
 MXN 1.55080214 for each one of the 561 million
shares, from 25 MAY 2009 b] MXN 330,000,000, in the
amount of MXN 0.58823529 for each one of the 561
million shares, from 31 OCT 2009

PROPOSAL #V.: Approve the cancellation of the maximum                      ISSUER          YES          FOR               FOR
 amount allocated to the repurchase fund by the
shareholders meeting of 28 APR 2008, for the 12-month
 period after said meeting, by an amount of MXN
55,000,000 and the maximum amount of funds to be
allocated to the repurchase of the shares of the
Company or credit securities that represent said
shares, for a total amount of MXN 864,617,000 for the
 12-month period after 28 APR 2009, authorize the
Board of Directors and/or the Attorneys in fact or
delegates designated by the Board of Directors to
carry out the acquisition of shares of the Company,
to determine, which of the alternatives provided for
in part III of article 56 of the Securities Market
Law will be used by Grupo Aeroportuario del Pacifico,
 S.A.B. de C.V. as the repurchase method and the
accounting adjustments that at its entire discretion
it determines to be necessary or convenient and, in
particular, to determine whether the purchase will be
 carried out with a charge against the shareholders'
equity to the extent that the shares belong to the
issuer or, if relevant, to the share capital or other
 appropriate entries, in the event that it is
resolved on to convert them into treasury shares,
without the need for a resolution or decision from
this meeting, the foregoing being in compliance with
that which is established in article 56, part IV, of
the Securities Market Law

PROPOSAL #VI.: Approve the designation and/or                              ISSUER          YES        AGAINST           AGAINST
ratification of the four full Members of the Board of
 Directors and their respective alternates appointed
by the series BB shareholders

PROPOSAL #VII.: Approve the minutes entry of the                           ISSUER          YES        AGAINST           AGAINST
shareholders or group of shareholders from series B
who are owners of 10% of the share capital of the
Company, and of the persons who in accordance with
the terms of that which is provided for in article 15
 of the corporate bylaws, have the right to propose
the designation of Members of the Board of Directors
of the Company

PROPOSAL #VIII.: Ratify or, if relevant, designation,                      ISSUER          YES        AGAINST           AGAINST
 on the proposal of the nomination and compensation
committee, of the people who should make up the Board
 of Directors of the Company, to be designated by the
 series B shareholders

PROPOSAL #IX.: Approve the ratification of Ms. Laura                       ISSUER          YES          FOR               FOR
Diez Barroso Azcarrage as the Chairperson of the
Board of Directors of the Company, in accordance with
 that which is established in article 16 of the
Corporate Bylaws of the Company

PROPOSAL #X.: Ratify or, if relevant, change of the                        ISSUER          YES          FOR               FOR
compensation for those who made up the Board of
Directors of the Company during the 2008 FY to be
applied during the 12 months following 28 APR 2009

PROPOSAL #XI.: Ratify or, if relevant, modification                        ISSUER          YES        AGAINST           AGAINST
regarding the number of members who will make up the
nomination and compensation committee of the Company,
 in accordance with the terms of that which is
established by Article 28 of the corporate Bylaws of
the Company

PROPOSAL #XII.: Approve the designation or                                 ISSUER          YES        AGAINST           AGAINST
ratification of the Member of the Board of Directors
by the series B shareholders who will be a member of
the nomination and compensation committee of the
Company, in accordance with the terms of that which
is established by Article 29 of the Corporate Bylaws

PROPOSAL #XIII.: Ratify or, if relevant, modification                      ISSUER          YES          FOR               FOR
 regarding the number of Members who will make up the
 acquisitions committee of the Company, in accordance
 with the terms of that which is established by
Article 29 of the corporate bylaws

PROPOSAL #XIV.: Ratify or, if relevant, revocation                         ISSUER          YES        AGAINST           AGAINST
and designation of the chairperson of the Audit and
Corporate Practices Committee of the Company

PROPOSAL #XV.: Approve the report regarding the                            ISSUER          YES          FOR               FOR
individual or cumulative transactions equal to or
greater than USD 3,000,000.00 or its equivalent in
MXN or in currencies of jurisdictions other than
Mexico, as well as transactions carried out by
significant shareholders, if any, carrying out that
which is established in Article 29 of the Corporate
Bylaws of the Company, [sic - punctuation]

PROPOSAL #XVI.: Approve the passage of the                                 ISSUER          YES          FOR               FOR
resolutions that are considered necessary or
convenient for the purpose of carrying out the
decisions made in the above items of this agenda

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO AEROPORTUARIO DEL PACIFICO SA
  TICKER:                PAC             CUSIP:     400506101
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: THE CHIEF EXECUTIVE OFFICER'S REPORT                         ISSUER          YES          FOR             AGAINST
REGARDING THE RESULTS OF OPERATION FOR THE FISCAL
YEAR ENDED DECEMBER 31, 2008, IN ACCORDANCE WITH
ARTICLE 44, SECTION XI OF MEXICAN SECURITIES MARKET
LAW, TOGETHER WITH THE EXTERNAL AUDITOR'S REPORT ON
THE COMPANY'S FINANCIAL STATEMENTS.

PROPOSAL #1B: BOARD OF DIRECTORS' COMMENTS ON CHIEF                        ISSUER          YES          FOR             AGAINST
EXECUTIVE OFFICER'S REPORT, REFERRED TO IN ARTICLE
172 OF MEXICAN CORPORATIONS LAW, CONCERNING RESULTS
OF OPERATION FOR FISCAL YEAR ENDED DECEMBER 31, 2008
OF COMPANY AND ITS SUBSIDIARIES. THESE SUBSIDIARIES
INCLUDE THOSE COMPANIES IN WHICH COMPANY HOLDS
MAJORITY OF SHARES, WHEN VALUE OF SHARES EXCEEDS 20%
OF TOTAL SHAREHOLDERS' EQUITY IN SUCH COMPANY,
CALCULATED BASED ON MOST RECENT STATEMENT OF
FINANCIAL POSITION OF SUBSIDIARY, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #1C: THE REPORT PRESENTED BY THE PRESIDENT                        ISSUER          YES          FOR             AGAINST
OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE FOR
THE FISCAL YEAR ENDED DECEMBER 31, 2008.

PROPOSAL #1D: THE REPORT ON THE SATISFACTION OF THE                        ISSUER          YES          FOR             AGAINST
COMPANY'S TAX OBLIGATIONS FOR THE FISCAL YEAR ENDED
DECEMBER 31, 2007.

PROPOSAL #1E: THE REPORT ON OPERATIONS AND ACTIVITIES                      ISSUER          YES          FOR             AGAINST
 IN WHICH THE BOARD OF DIRECTORS HAS INTERVENED
DURING THE FISCAL YEAR ENDED DECEMBER 31, 2008,
PURSUANT TO MEXICAN SECURITIES MARKET LAW.

PROPOSAL #02: DISCUSSION AND THE APPROVAL OF THE                           ISSUER          YES          FOR             AGAINST
FINANCIAL STATEMENTS OF THE COMPANY AND ITS
SUBSIDIARIES, INCLUDING THE FINANCIAL CONDITION, THE
INCOME STATEMENT, THE STATEMENTS OF CHANGES IN
FINANCIAL POSITION, STATEMENT OF CASH FLOWS AND
STATEMENT IN CHANGES OF CAPITAL, IN EACH CASE FOR THE
 FISCAL YEAR ENDING DECEMBER 31, 2008, AND APPROVAL
OF THE EXTERNAL AUDITOR'S REPORT REGARDING THE ABOVE-
MENTIONED FINANCIAL STATEMENTS.

PROPOSAL #03: APPROVAL OF APPLICATION OF COMPANY'S                         ISSUER          YES          FOR             AGAINST
NET INCOME FOR PERIOD ENDED DECEMBER 31, 2008, WHICH
WAS PS. 1,540,842,000.00 (ONE BILLION, FIVE HUNDRED
AND FORTY MILLION, EIGHT-HUNDRED FORTY TWO THOUSAND
PESOS), SUCH THAT 5% (FIVE PERCENT) OF THIS AMOUNT,
OR PS. 77,042,000.00 (SEVENTY SEVEN MILLION, FORTY
TWO THOUSAND PESOS) BE ALLOCATED TOWARDS INCREASING
LEGAL RESERVES, WITH REMAINING BALANCE, COMPRISED OF
PS. 1,463,800,000.00 (ONE BILLION, FOUR HUNDRED AND
SIXTY THREE MILLION, EIGHT HUNDRED THOUSAND PESOS),
BEING ALLOCATED TO ACCOUNT OF NET INCOME PENDING

PROPOSAL #4A: APPROVAL OF APPLICATION OF NET INCOME                        ISSUER          YES          FOR             AGAINST
OF PS. 2,009,617,000.00 TO PAY A DIVIDEND PS.
1,200,000,000 (ONE BILLION, TWO HUNDRED MILLION
PESOS), OR PS. 2.139037433 PER EACH OF 561 MILLION
OUTSTANDING SHARES, WITH REMAINING PS. 809,617,000.00
 PENDING APPLICATION. DIVIDEND OF PS. 1,200,000,000
WILL BE PAID IN FOLLOWING MANNER: PS. 870,000,000
(EIGHT HUNDRED AND SEVENTY MILLION PESOS), OR PS.
1.55080214 FOR EACH OF THE 561 MILLION OUTSTANDING
SHARES, AFTER MAY 25, 2009.

PROPOSAL #4B: APPROVAL OF APPLICATION OF NET INCOME                        ISSUER          YES          FOR             AGAINST
OF PS. 2,009,617,000.00 TO PAY A DIVIDEND PS.
1,200,000,000 (ONE BILLION, TWO HUNDRED MILLION
PESOS), OR PS. 2.139037433 PER EACH OF 561 MILLION
OUTSTANDING SHARES, WITH REMAINING PS. 809,617,000.00
 PENDING APPLICATION. DIVIDEND OF PS. 1,200,000,000
WILL BE PAID IN FOLLOWING MANNER:  PS. 330,000,000
(THREE HUNDRED AND THIRTY MILLION PESOS), OR PS.
0.58823529 FOR EACH OF THE 561 MILLION OUTSTANDING
SHARES, AFTER OCTOBER 31, 2009.

PROPOSAL #05: APPROVAL OF (I) WRITE-OFF OF MAXIMUM                         ISSUER          YES          FOR             AGAINST
AMOUNT APPLIED TOWARD THE SHARE REPURCHASE PROGRAM,
WHICH WAS PROPOSED AND APPROVED AT THE SHAREHOLDERS'
MEETING ON APRIL 28, 2008 FOR A MAXIMUM AMOUNT OF PS.
 55,000,000.00; (II) APPROVAL OF MAXIMUM AMOUNT TO BE
 APPLIED TO REPURCHASE OF SHARES OF COMPANY OR CREDIT
 INSTRUMENTS THAT REPRESENT THESE SHARES IN 2009, FOR
 A TOTAL OF PS. 864,617,000; AND (III) A RESOLUTION
EMPOWERING BOARD OF DIRECTORS AND/OR DELEGATES
DESIGNATED BY BOARD OF DIRECTORS TO REPURCHASE SHARES
 OF COMPANY, ALL AS MORE FULLY DESCRIBED IN THE PROXY
 STATEMENT.

PROPOSAL #06: DESIGNATION AND/OR RATIFICATION OF THE                       ISSUER          YES          FOR             AGAINST
FOUR MEMBERS OF THE BOARD OF DIRECTORS, AND THEIR
RESPECTIVE ALTERNATES THAT ARE NAMED BY HOLDERS OF
SERIES BB SHARES.

PROPOSAL #07: ACKNOWLEDGEMENT OF ANY HOLDER OR GROUP                       ISSUER          YES          FOR             AGAINST
OF HOLDERS OF SERIES B SHARES THAT OWN OVER 10% OF
THE EQUITY OF THE COMPANY, AND THE PERSONS WHO,
ACCORDING TO THE ARTICLE 15 OF THE COMPANY'S BY-LAWS,
 HAVE THE RIGHT TO DESIGNATE MEMBERS OF THE BOARD OF

PROPOSAL #08: DESIGNATION AND/OR RATIFICATION OF THE                       ISSUER          YES          FOR             AGAINST
INDIVIDUALS PROPOSED BY THE NOMINATION AND
COMPENSATION COMMITTEE THAT SHOULD BE ON THE
COMPANY'S BOARD OF DIRECTORS AS DESIGNATED BY THE
SERIES B HOLDERS.

PROPOSAL #09: DISCUSSION AND APPROVAL OF THE                               ISSUER          YES          FOR             AGAINST
DESIGNATION OF LAURA DIEZ BARROSO AZCARRAGA AS THE
COMPANY'S CHAIRMAN OF THE BOARD OF DIRECTORS, IN
ACCORDANCE WITH ARTICLE 16 OF THE COMPANY'S BY-LAWS.

PROPOSAL #10: RATIFICATION, AND IF RELEVANT,                               ISSUER          YES          FOR             AGAINST
MODIFICATION OF THE REMUNERATION FOR THE BOARD OF
DIRECTORS OF THE COMPANY DURING THE 2008 PERIOD, TO
BE PAID DURING THE 12 MONTHS FOLLOWING APRIL 28, 2009.

PROPOSAL #11: RATIFICATION, AND IF RELEVANT, THE                           ISSUER          YES          FOR             AGAINST
MODIFICATION OF THE NUMBER OF MEMBERS THAT SHALL BE
ON THE NOMINATIONS AND COMPENSATION COMMITTEE OF THE
BOARD, ACCORDING TO ARTICLE 28 OF THE COMPANY'S BY-
LAWS.

PROPOSAL #12: THE DESIGNATION OR RATIFICATION OF THE                       ISSUER          YES          FOR             AGAINST
MEMBERS REPRESENTING THE SERIES B SHARES ON THE BOARD
 OF DIRECTORS WHO WILL SERVE ON THE NOMINATIONS AND
COMPENSATION COMMITTEE OF THE COMPANY, ACCORDING TO
ARTICLE 29 OF THE COMPANY'S BY-LAWS.

PROPOSAL #13: THE DESIGNATION OR RATIFICATION OF THE                       ISSUER          YES          FOR             AGAINST
MEMBERS WHO WILL BE ON THE ACQUISITIONS COMMITTEE OF
THE COMPANY, ACCORDING TO ARTICLE 29 OF THE COMPANY'S
 BY-LAWS.

PROPOSAL #14: THE RATIFICATION OF, OR, IF NECESSARY,                       ISSUER          YES          FOR             AGAINST
REMOVAL AND DESIGNATION OF A NEW PRESIDENT OF THE
AUDIT AND CORPORATE PRACTICES COMMITTEE.

PROPOSAL #15: THE REPORT CONCERNING INDIVIDUAL OR                          ISSUER          YES          FOR             AGAINST
ACCUMULATED OPERATIONS THAT ARE EQUAL TO OR HIGHER
THAN US$ 3,000,000.00 (THREE MILLION U.S. DOLLARS),
OR ITS EQUIVALENT IN NATIONAL MEXICAN CURRENCY OR
OTHER LEGAL TENDER IN CIRCULATION IN MEXICO OR, IF
APPLICABLE, TRANSACTIONS WITH RELEVANT SHAREHOLDERS,
IN ACCORDANCE WITH ARTICLE 29 OF THE COMPANY'S BY-

PROPOSAL #16: ADOPTION OF RESOLUTIONS DEEMED                               ISSUER          YES          FOR             AGAINST
NECESSARY OR DESIRABLE IN ORDER TO COMPLY WITH ANY
DECISIONS MADE DURING THIS MEETING.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO BIMBO SAB DE CV, MEXICO
  TICKER:                N/A             CUSIP:     P4949B104
  MEETING DATE:          1/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition of the bakery                        ISSUER          YES          FOR               FOR
business of Weston Foods, Inc., as a unit, together
with certain assets, liabilities, trademarks,
inventory and accounts receivable and related
operations

PROPOSAL #2.: Approve the designation of special                           ISSUER          YES          FOR               FOR
delegates

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO BIMBO SAB DE CV, MEXICO
  TICKER:                N/A             CUSIP:     P4949B104
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Discussion, approval or modification of                      ISSUER          NO           N/A               N/A
 the report from Management that is referred to in
the main part of Article 172 of the General
Mercantile Companies Law, including the Audited
financial statements of the Company, consolidated
with those of its subsidiary Companies, for the FYE
31 DEC 2008, after reading of the following reports:
from the Chairperson of the Board of Directors, from
the Chief Executive Officer, from the Outside Auditor
 and from the Chairpersons of the audit and corporate
 practices Committees of the Company

PROPOSAL #II.: Presentation, discussion and, if                            ISSUER          NO           N/A               N/A
relevant, approval of the report that is referred to
in Article 86, part xx, of the income tax law,
regarding compliance with tax obligations by the
Company

PROPOSAL #III.: Presentation, discussion and, if                           ISSUER          NO           N/A               N/A
relevant, approval of the allocation of results for
the FYE that ended on 31 DEC 2008

PROPOSAL #IV.: Presentation, discussion and, if                            ISSUER          NO           N/A               N/A
relevant, approval of the payment of a cash dividend
in the amount of MXN 0.46 for each one of the shares
representative of the share capital of the Company of
 the Company that is in circulation

PROPOSAL #V.: Designation or, if relevant,                                 ISSUER          NO           N/A               N/A
ratification of the appointments of the Members of
the Board of Directors and determination of their
compensation

PROPOSAL #VI.: Designation or, if relevant,                                ISSUER          NO           N/A               N/A
ratification of the appointments of the Chairpersons
and Members of the Audit and corporate practices
Committees of the Company, as well as the
determination of their compensation

PROPOSAL #VII.: Presentation and, if relevant,                             ISSUER          NO           N/A               N/A
approval of the report regarding the purchase of the
Company's own shares, as well as the determination of
 the maximum amount of funds that the Company will be
 able to allocate for the purchase of own shares, in
accordance with the terms of Article 56, part iv, of
the Securities Market Law

PROPOSAL #VIII.: Designation of special delegates                          ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO CARSO S A DE C V
  TICKER:                N/A             CUSIP:     P46118108
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Presentation, for the appropriate                            ISSUER          NO           N/A               N/A
purposes of the report from the Chief Executive
Officer regarding the progress and the operations of
the company for the FYE on 31 DEC 2008, which
includes the financial statements to that date and
the opinion of the outside auditor, of the opinion
and of the reports from the Board of the Directors
that is referred to in lines C, D and E of part IV of
 article 28 of the securities market law, of the
report from the corporate practices and audit
committee, and of the report regarding the
fulfillment of tax obligations , resolutions in this

PROPOSAL #II.: Presentation and, if relevant,                              ISSUER          NO           N/A               N/A
approval of a proposal in relation to the allocation
of profit, which includes the payment to the
shareholders of a cash dividend of MXN 0.60 per
share, coming from the balance of the net fiscal
profit account, payable from 18 MAY 2009 resolutions

PROPOSAL #III.: If relevant, ratification of the term                      ISSUER          NO           N/A               N/A
 in office of the Board of Directors and of the chief
 executive officer for the FY 2008, resolutions in
this regard

PROPOSAL #IV.: Designation or ratification, as the                         ISSUER          NO           N/A               N/A
case may be, of the members and officers of the Board
 of the Director's and of the chairperson and, if
relevant of the members of the corporate practices
and audit committee Passage of the resolutions in
this regard, of those relative to the classification
of the independence of the members of the Board of
the Director's and for compensation, as well as, of
the others that derive from all of the above

PROPOSAL #V.: Resolutions regarding formalization and                      ISSUER          NO           N/A               N/A
 fulfillment of the resolutions that the meeting
passes and the designation of special delegates

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO CARSO S A DE C V
  TICKER:                N/A             CUSIP:     P46118108
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amendment of various Articles of the                         ISSUER          NO           N/A               N/A
Corporate By-Laws; resolutions in this regard

PROPOSAL #2.: Resolutions regarding the formalization                      ISSUER          NO           N/A               N/A
 and fulfillment of the resolutions that the meeting
passes, and designation of special delegates

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO CONTL S A
  TICKER:                N/A             CUSIP:     P3091R172
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the appointment of the tellers,                      ISSUER          YES          FOR               FOR
 their work and declared the assembly facility

PROPOSAL #2.: Adopt the report, message from the                           ISSUER          YES          FOR               FOR
Chairman of the Board, Director generals report that
includes financial statements and consolidated
continental group and subsidiaries at 31 DEC 2008,
report of the Board and the Boards opinion on the
content of the report of the Director general

PROPOSAL #3.: Receive the report of the Audit                              ISSUER          YES          FOR               FOR
Committee and Corporate practices

PROPOSAL #4.: Ratify the agreements and acts of the                        ISSUER          YES          FOR               FOR
Executive Management during the FY 2008

PROPOSAL #5.: Approve the implementation of results                        ISSUER          YES          FOR               FOR
and proposed to pay a cash dividend

PROPOSAL #6.: Receive the report on the purchase of                        ISSUER          YES          FOR               FOR
own shares

PROPOSAL #7.: Approve to set the maximum amount                            ISSUER          YES          FOR               FOR
allocated for the purchase of own shares

PROPOSAL #8.: Receive the report on compliance with                        ISSUER          YES          FOR               FOR
tax obligations

PROPOSAL #9.: Elect the Board                                              ISSUER          YES          FOR               FOR

PROPOSAL #10.: Elect the Chairman of the Audit and                         ISSUER          YES          FOR               FOR
Corporate practices

PROPOSAL #11.: Approve the allocation of fees to the                       ISSUER          YES          FOR               FOR
Board Members

PROPOSAL #12.: Approve the minutes of the assembly                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO ELEKTRA SA DE CV, CIUDAD DE MEXICO
  TICKER:                N/A             CUSIP:     P3642B213
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report that Article 172 of                       ISSUER          YES          FOR               FOR
the general mercantile companies law refers to

PROPOSAL #2.: Approve the financial statements of the                      ISSUER          YES          FOR               FOR
 Company for the FYE 31 DEC 2008, after a reading of
the report from the commissioner, as well as, if
relevant, discussion and resolutions regarding the
allocation of results and distribution of profit

PROPOSAL #3.: Approve the report from the Audit                            ISSUER          YES          FOR               FOR
Committee of the board of Directors of the Company
 FYE 31 DEC 2008

PROPOSAL #4.: Approve the report from the Board of                         ISSUER          YES          FOR               FOR
Directors in regard to the share acquisition and
placement policies, Company's repurchase fund

PROPOSAL #5.: Appoint and/or ratify the Members of                         ISSUER          YES        AGAINST           AGAINST
the Board of Directors and of the Commissioner of the
 Company, as well as their compensation, and
appointment and/or ratification of the Secretary and
of the Vice Secretary of the Company

PROPOSAL #6.: Appoint the special delegates from the                       ISSUER          YES          FOR               FOR
meeting, to appear before the notary public of their
choice to file the meeting minutes and register with
the public property and commercial registries, as the
 case may be, the meeting's resolutions, as well as
to carry out any other measure related to the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO ELEKTRA SA DE CV, CIUDAD DE MEXICO
  TICKER:                N/A             CUSIP:     P3642B213
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles 26 and 28 of the                          ISSUER          YES        AGAINST           AGAINST
Corporate Bylaws of the Company

PROPOSAL #2.: Appoint the special delegates from the                       ISSUER          YES          FOR               FOR
meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO FERROVIAL S A
  TICKER:                N/A             CUSIP:     E5701R106
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report setting out the                           ISSUER          YES          FOR               FOR
additional information included in the Directors
report in accordance with Article 116 BIS of the
Securities Market Law

PROPOSAL #2.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Directors report of the Company for 2008

PROPOSAL #3.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Directors report of the Company's consolidated
Group for 2008

PROPOSAL #4.1: Approve the proposed application of                         ISSUER          YES          FOR               FOR
2008 profits

PROPOSAL #4.2: Approve the distribution of dividends                       ISSUER          YES          FOR               FOR
to be charged to voluntary reserves

PROPOSAL #5.: Approve the conduct of business by the                       ISSUER          YES          FOR               FOR
Board in 2008

PROPOSAL #6.1: Re-appoint Mr. Don Rafael Del Pino Y                        ISSUER          YES          FOR               FOR
Calvo Sotelo

PROPOSAL #6.2: Re-appoint Mr. Portman Baela, S. L                          ISSUER          YES          FOR               FOR

PROPOSAL #6.3: Re-appoint Mr. D. Juan Arena De La Mora                     ISSUER          YES          FOR               FOR

PROPOSAL #6.4: Re-appoint Mr. Don Santiago Eguidazu                        ISSUER          YES          FOR               FOR
Mayor

PROPOSAL #6.5: Re-appoint Mr. Don Jose Maria Perez                         ISSUER          YES          FOR               FOR
Tremps

PROPOSAL #6.6: Ratify the appointment the Mr. Don                          ISSUER          YES          FOR               FOR
Santiago Fernandez Valbuena, who was coopted onto the
 Board during the Board meeting held on 29 MAY 2008

PROPOSAL #7.: Re-appoint the Auditors for the Company                      ISSUER          YES          FOR               FOR
 and approve to consolidate group for FY 2009

PROPOSAL #8.: Amend the Articles 25 of the Articles                        ISSUER          YES          FOR               FOR
of Association, about the Directors remuneration

PROPOSAL #9.: Adopt any necessary agreement                                ISSUER          YES          FOR               FOR
concerning the remuneration system approved, as the
case may be, in point 8 of the agenda

PROPOSAL #10.1: Amend the exercising period                                ISSUER          YES          FOR               FOR
applicable to the following remuneration programs for
 executive Members of the Board and the Management,
Stock options program on Company shares by the
general meeting of 26 MAR 2004

PROPOSAL #10.2: Approve the Stock option program on                        ISSUER          YES          FOR               FOR
Company shares approved by the general meeting of 31
MAR 2006

PROPOSAL #11.: Approve the participation by Senior                         ISSUER          YES          FOR               FOR
Management including Members of the Board with
executive functions in a remuneration system
consisting of the payment of up to EUR 12,000 of
their variable remuneration in shares of the Company

PROPOSAL #12.: Authorize the Board to issue                                ISSUER          YES          FOR               FOR
debentures, bonds, and other fixed income securities,
 either straight or exchangeable and, or,
convertible, as well as warrants and preferred
shares, set the ratio and types of the exchange and,
or the conversion, and to the Board to increase the
capital for the necessary amount and to exclude, if
appropriate, the preferential subscription rights of
holders of convertible securities and warrants and
authorize the Company to guarantee the issue of
securities by its affiliated Companies

PROPOSAL #13.: Authorize, in conformity with the                           ISSUER          YES          FOR               FOR
provisions of Section 75 of the Spanish Limited
Companies Act, the acquisition of own shares by the
Company or its Subsidiaries, rendering void the
outstanding authority conferred by the general
meeting held on 28 MAR 2008, and to allocate all or
part of the bought back shares to the implementation
of remuneration programs involving shares or share
rights, according to the provisions of Section 75,
Paragraph 1, of the Spanish Limited Companies Act,
Ley De Sociedades Anonimas

PROPOSAL #14.: Grant powers to execute, file and                           ISSUER          YES          FOR               FOR
implement the resolutions adopted by the general
meeting, and to deposit the annual accounts with the
relevant registrars, as provided in Section 218 of
the Spanish Limited Companies Act

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
  TICKER:                N/A             CUSIP:     P49501201
  MEETING DATE:          10/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to pay a cash dividend in the                        ISSUER          YES          FOR               FOR
amount of MXN 0.47 per share

PROPOSAL #II.: Approve the report from the outside                         ISSUER          YES          FOR               FOR
Auditor regarding the fiscal situation of the Company

PROPOSAL #III.: Approve the designation of a delegate                      ISSUER          YES          FOR               FOR
 or delegates to formalize and carry out if relevant,
 the resolutions passed by the meeting

PROPOSAL #IV.: Approve the meeting minutes                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
  TICKER:                N/A             CUSIP:     P49501201
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the reports that are referred                        ISSUER          YES          FOR               FOR
to in Part IV of Article 28 of the Securities Market
Law, for the FYE on 31 DEC 2008

PROPOSAL #2.: Approve the allocation of profit                             ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the designation of the Members                       ISSUER          YES        AGAINST           AGAINST
of the Board of Directors of the Company,
classification of their independence and
determination of their compensation

PROPOSAL #4.: Approve the designation of the Members                       ISSUER          YES        AGAINST           AGAINST
of the Audit and Corporate Practices Committee,
including the appointment of the Chairperson of said
Committee, as well as the determination of their
compensation

PROPOSAL #5.: Receive the report from the Board of                         ISSUER          YES          FOR               FOR
Directors regarding the transactions carried out with
 the Company's own shares during 2008, as well as the
 determination of the maximum amount of funds that
can be allocated to the purchase of the Company's own
 shares for the 2009 FY

PROPOSAL #6.: Approve the cancellation of the shares                       ISSUER          YES          FOR               FOR
in treasury

PROPOSAL #7.: Approve the designation of a delegate                        ISSUER          YES          FOR               FOR
or delegates to formalize and carry out, if relevant,
 the resolutions passed by the meeting

PROPOSAL #8.: Approve the drafting and reading of the                      ISSUER          YES          FOR               FOR
 meeting minutes

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
  TICKER:                N/A             CUSIP:     P49501201
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Article 2 of the Corporate                         ISSUER          YES        AGAINST           AGAINST
Bylaws, for the purpose of omitting as an entity that
 is part of the financial group Creditos Pronegocio
S.A. de c.v., Sociedad Financiera de Objeto Limitado,
 Grupo Financiero Banorte, as a result of its merger
with Banco Mercantil del Norte, S.A., institucion de
banca multiple, Grupo Financiero Banorte, and as a
consequence, the signing of a new sole covenant of
responsibilities

PROPOSAL #2.: Approve the designation of a delegate                        ISSUER          YES          FOR               FOR
or delegates to formalize and carry out if relevant,
the resolutions passed by the meeting

PROPOSAL #3.: Approve the meeting minutes                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO FINANCIERO INBURSA S A DE C V
  TICKER:                N/A             CUSIP:     P4950U165
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the presentation of the fiscal                       ISSUER          YES          FOR               FOR
opinion from the Outside Auditor regarding the 2007
FY in compliance with the obligation contained in
Article 86, Part XX, of the Income Tax Law,
resolutions in this regard

PROPOSAL #II.1: Approve the report from the Chief                          ISSUER          YES          FOR               FOR
Executive Officer prepared in accordance with
Articles 172 of the General Mercantile Companies Law
and 44, part XI, of the Securities Market Law,
accompanied by the opinion of the Outside Auditor,
regarding the operations and results of the Company
for the FYE on 31 DEC 2008, as well as the opinion of
 the Board of Directors regarding the content of said

PROPOSAL #II.2: Approve the report from the Board of                       ISSUER          YES          FOR               FOR
Directors that is referred to in Article 172, Line B,
 of the General Mercantile Companies Law in which are
 contained the main accounting and information
policies and criteria followed in the preparation of
the financial information of Company

PROPOSAL #II.3: Approve the report on the activities                       ISSUER          YES          FOR               FOR
and transactions in which the Board of Directors
intervened in accordance with Article 28, Part IV,
Line E, of the Securities Market Law

PROPOSAL #II.4: Approve the individual and                                 ISSUER          YES          FOR               FOR
consolidated financial statements of the Company to
31 DEC 2008

PROPOSAL #II.5: Approve the annual reports regarding                       ISSUER          YES          FOR               FOR
the activities carried out by the Audit and Corporate
 Practices Committees in accordance with Article 43
of the Securities Market Law, resolutions in this

PROPOSAL #III.: Approve the allocation of results,                         ISSUER          YES          FOR               FOR
resolutions in this regard

PROPOSAL #IV.: Approve the payment of a dividend,                          ISSUER          YES          FOR               FOR
resolutions in this regard

PROPOSAL #V.: Approve the appointment and                                  ISSUER          YES        AGAINST           AGAINST
ratification of the Members of the Board of
Directors, Secretary and Vice Secretary of the
Company, resolutions in this regard

PROPOSAL #VI.: Approve the determination of the                            ISSUER          YES          FOR               FOR
compensation for the Members of the Board of
Directors, Secretary and Vice Secretary of the
Company, resolutions in this regard

PROPOSAL #VII.: Approve the appointment and                                ISSUER          YES        AGAINST           AGAINST
ratification of the Corporate Practices and Audit
Committees of the Company, resolutions in this regard

PROPOSAL #VIII.: Approve the determination of the                          ISSUER          YES          FOR               FOR
compensation for the Members of the Corporate
Practices and the Audit Committees of the Company,
resolutions in this regard

PROPOSAL #IX.: Approve the annual report in regard to                      ISSUER          YES          FOR               FOR
 the acquisition of the Company's own shares in
accordance with the terms of Article 54 of the
Securities Market Law and determination of the
maximum amount of funds that can be allocated for the
 acquisition of the Company's own shares for the 2009
 FY, resolutions in this regard

PROPOSAL #X.: Approve the designation of delegates to                      ISSUER          YES          FOR               FOR
 carry out and formalized resolutions passed by the
meeting, resolutions in this regard

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO FINANCIERO INBURSA SAB DE CV
  TICKER:                N/A             CUSIP:     P4950U165
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the tax opinion of the outside                       ISSUER          YES          FOR               FOR
auditor in relation to the 2007 FY in compliance with
 the obligation contained in Article 86(XX) of the
income Tax Law, resolutions in this regard

PROPOSAL #II.: Approve to carry out a partial                              ISSUER          YES        AGAINST           AGAINST
amendment of the Company's Corporate Bylaws,
resolutions in this regard

PROPOSAL #III.: Approve the cancellation of the                            ISSUER          YES          FOR               FOR
unsubscribed and unpaid shares arising from the
increase in share capital approved in the general
meeting of shareholders held on 23 JUN 2008, with the
 consequent reduction of the minimum fixed share
capital and amend the Article 7 of the Corporate
Bylaws, resolutions in this regard

PROPOSAL #IV.: Approve the cancellation of the                             ISSUER          YES          FOR               FOR
agreements adopted to separate Arrendadora Financiera
 Inbursa, S.a. De C.v, Sofom, E.r., and Grupo
Financiero Inbursa from the financial group,
resolutions in this regard

PROPOSAL #V.: Approve the designation of delegates to                      ISSUER          YES          FOR               FOR
 carry out and formalize the resolutions passed by
the general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO MEXICO SAB DE CV
  TICKER:                N/A             CUSIP:     P49538112
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the report from the Chief                            ISSUER          YES          FOR               FOR
Executive Officer of the Company for the FY that ran
from 01 JAN 2008 to 31 DEC 2008; discussion and
approval, if relevant, of the consolidated financial
statements of the Company and of its subsidiaries to
31 DEC 2008; presentation of the opinions and reports
 that are referred to in Article 28, part iv, lines
A, C, D and E of the Securities Market Law, regarding
 the FY that ran from 01 JAN 2008 to 31 DEC 2008

PROPOSAL #II.: Receive the report regarding the                            ISSUER          YES          FOR               FOR
fulfillment of the tax obligations that are referred
to in Article 86, Part XX, of the Income Tax Law
during the 2008 FY

PROPOSAL #III.: Approve the allocation of profits                          ISSUER          YES          FOR               FOR
from the FY that ended on 31 DEC 2008

PROPOSAL #IV.: Receive the report that is referred to                      ISSUER          YES          FOR               FOR
 in Article 60, part iii, of the provisions of a
general nature applicable to the issuers of
securities and other participants, including a report
 regarding the allocation of the funds destined for
the acquisition of the Company's own shares during
the FYE on 31 DEC 2008; determination of the maximum
amount of funds to be allocated to the acquisition of
 the Company's own shares during the FY that ended on
 31 DEC 2008; determination of the maximum amount of
funds to be allocated to the acquisition to the
Company's own shares during the 2009 fiscal year

PROPOSAL #V.: Ratify the acts done by the Board of                         ISSUER          YES        AGAINST           AGAINST
Directors, the Executive Chairperson and its
Committees during the FY that ran to 31 DEC 2008;
appoint or reelect, if relevant, of the Members of
the Board of Directors of the Company and
classification of their independence in accordance
with Article 26 of the securities market law ;
appoint or reelect if relevant, of the Members of the
 Committees of the Board of Directors itself and of

PROPOSAL #VI.: Approve the remuneration for the                            ISSUER          YES          FOR               FOR
Members of the Board of Directors and for the Members
 of the Committees of the Board

PROPOSAL #VII.: Approve the designation delegates who                      ISSUER          YES          FOR               FOR
 will carry out and formalize the resolutions passed
at this meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO MODELO S A DE C V
  TICKER:                N/A             CUSIP:     P4833F104
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Report from the Board of Directors                           ISSUER          NO           N/A               N/A
regarding the FY that ended on 31 DEC 2008 in
accordance with the terms of that which is provided
for in Part IV of Article 28 of the Securities Market
 Law and other, applicable legal provisions

PROPOSAL #2.: Proposals in relation to the allocation                      ISSUER          NO           N/A               N/A
 of results, including the payment of a cash
dividend, resolutions in this regard

PROPOSAL #3.: Report regarding the status of the Fund                      ISSUER          NO           N/A               N/A
 for the acquisition of the Company's own shares and
proposal, and if relevant, approval of the maximum
amount of funds that can be allocated for the
acquisition of own shares for the 2009 FY

PROPOSAL #4.: Remuneration for the Members of the                          ISSUER          NO           N/A               N/A
Board of Directors, both full and the alternate and
for the Secretary and Vice Secretary of the Company

PROPOSAL #5.: Appointment or ratification, if                              ISSUER          NO           N/A               N/A
relevant, of the people who will make up the Board of
 Directors of the Company, both full and alternate,
as well as of the Secretary and Vice Secretary of the
 Company

PROPOSAL #6.: Appointment or ratification, if                              ISSUER          NO           N/A               N/A
relevant, of the Members of the Executive Committee
of the Company

PROPOSAL #7.: Appointment or ratification, if                              ISSUER          NO           N/A               N/A
relevant, of the Chairpersons of the Audit Committee
and of the Corporate Practices Committee of the

PROPOSAL #8.: Designation of delegates who will carry                      ISSUER          NO           N/A               N/A
 out the resolutions passed by this meeting, and, if
relevant, formalize them as appropriate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO PRISA
  TICKER:                N/A             CUSIP:     E8183K102
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts, the                             ISSUER          YES          FOR               FOR
Management report and the proposal of application the
 2008 result

PROPOSAL #2.: Approve the Board Management                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint the Auditors                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint the Board Members                                    ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve the modification of the Article                      ISSUER          YES          FOR               FOR
 19 of the Company's Bylaws

PROPOSAL #6.: Approve the retribution of the Board                         ISSUER          YES          FOR               FOR

PROPOSAL #7.: Grant authority for the acquisition of                       ISSUER          YES          FOR               FOR
own shares leaving without effect the part not used
in the previous agreement

PROPOSAL #8.: Approve the delegation of powers                             ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the report to the OGM over the                       ISSUER          YES          FOR               FOR
modifications at the Board's Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO TELEVISA SA
  TICKER:                N/A             CUSIP:     P4987V137
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Resolution concerning the cancellation                       ISSUER          NO           N/A               N/A
of shares and concerning the consequent reduction in
Capital and amendment of Article 6 of the Corporate
By Laws

PROPOSAL #2.: Designation of delegates who will carry                      ISSUER          NO           N/A               N/A
 out and formalize the resolutions passed by this
meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GRUPO TELEVISA SA
  TICKER:                N/A             CUSIP:     P4987V137
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation, if relevant, approval of                       ISSUER          NO           N/A               N/A
the reports that are referred to in Article 28, PART
IV of the Securities Market Law, including the
presentation of the financial statements of the
Company for the FYE 31 DEC 2008, and resolutions
concerning the term in office of the Board of
Directors, Committees and Chief Executive Officer of
the Company

PROPOSAL #2.: Presentation of the report concerning                        ISSUER          NO           N/A               N/A
compliance with the tax obligations of the Company,
in accordance with the applicable legal provisions

PROPOSAL #3.: Resolution concerning the allocation of                      ISSUER          NO           N/A               N/A
 profits from the FYE 31 DEC 2008

PROPOSAL #4.1: Resolutions concerning the amounts                          ISSUER          NO           N/A               N/A
that may be allocated for the purchase of own shares
under the terms of that which is provided in Article
56, PART IV, of the Securities Market Law

PROPOSAL #4.2: Resolutions concerning the                                  ISSUER          NO           N/A               N/A
presentation of the report concerning the policies
and resolutions adopted by the Board of Directors of
the Company, in relation to the purchase and sale of

PROPOSAL #5.: Nomination and/or ratification, if                           ISSUER          NO           N/A               N/A
relevant, of the people who will form the Board of
Directors, the Secretary and the Vice Secretaries, as
 well as the Officers

PROPOSAL #6.: Nomination and/or ratification, if                           ISSUER          NO           N/A               N/A
relevant, of the people who will form the Executive
Committee

PROPOSAL #7.: Nomination and/or ratification, if                           ISSUER          NO           N/A               N/A
relevant, of the chairperson of the Audit and
Corporate Practices Committee

PROPOSAL #8.: Remuneration to the Members of the                           ISSUER          NO           N/A               N/A
Board of Directors, the Executive Committee and the
Audit and Corporate Practices Committee, as well as
the Secretary and to the Vice Secretaries

PROPOSAL #9.: Designation of delegates who will carry                      ISSUER          NO           N/A               N/A
 out and formalize the resolutions passed by this
meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GS ENGINEERING & CONSTRUCTION CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y2901E108
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #3.: Elect 3 Executive Directors, 2 outside                       ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Elect the Auditor Committee [outside                         ISSUER          YES          FOR               FOR
Directors 1 person]

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GS HOLDINGS CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y2901P103
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 5th balance sheet, income                        ISSUER          YES          FOR               FOR
statement and the proposed disposition of retained
earnings

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #3.: Elect 2 Outside Directors                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR
[Auditor Committee Member as Outside Director 1 ]

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGDONG ELECTRIC POWER DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y2923E110
  MEETING DATE:          8/21/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the additional guarantee for a                       ISSUER          YES        AGAINST           AGAINST
Company

PROPOSAL #2.: Approve the additional investment in a                       ISSUER          YES          FOR               FOR
Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGDONG ELECTRIC POWER DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y2923E110
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the guarantee for a Company                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the adjustment to guarantee for                      ISSUER          YES          FOR               FOR
 a Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGDONG ELECTRIC POWER DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y2923E110
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
General Manager

PROPOSAL #3.: Receive the 2008 financial report                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
0.6000; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #6.: Receive the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #7.: Reappoint the Company's Audit Firms                          ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the 2009 continuing related                          ISSUER          YES          FOR               FOR
transactions

PROPOSAL #9.: Approve the loan application to a                            ISSUER          YES          FOR               FOR
Company
PROPOSAL #10.: Approve the loan application to the                         ISSUER          YES          FOR               FOR
bank
PROPOSAL #11.: Amend the Company's Articles of                             ISSUER          YES          FOR               FOR
Association

PROPOSAL #12.: Elect a Board Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #13.: Elect a Board Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #14.: Approve the guarantee for a Company                         ISSUER          YES          FOR               FOR

PROPOSAL #15.: Approve the loan guarantee for a                            ISSUER          YES          FOR               FOR
subsidiary

PROPOSAL #16.: Approve the capital expansion in a                          ISSUER          YES          FOR               FOR
Company

PROPOSAL #17.: Approve the Company's qualification                         ISSUER          YES          FOR               FOR
for non-public a-share offering

PROPOSAL #18.: Approve the 2009 plan of non-public a-                      ISSUER          YES          FOR               FOR
share offering

PROPOSAL #19.: Approve the statement on the use of                         ISSUER          YES          FOR               FOR
proceeds from the previous issuance

PROPOSAL #20.: Approve the feasibility report of the                       ISSUER          YES          FOR               FOR
purpose of the proceeds from the issuance

PROPOSAL #21.: Approve the subscription agreement of                       ISSUER          YES          FOR               FOR
non-public a-share with the Company's substantial
shareholder

PROPOSAL #22.: Approve the exemption of affiliated                         ISSUER          YES          FOR               FOR
parties from the obligation of tender offer

PROPOSAL #23.: Authorize the Board for matters                             ISSUER          YES          FOR               FOR
dealing with the offering

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGDONG INVESTMENT LTD
  TICKER:                N/A             CUSIP:     Y2929L100
  MEETING DATE:          10/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to and conditional                          ISSUER          YES        AGAINST           AGAINST
upon the Listing Committee of The Stock Exchange of
Hong Kong Limited [the Stock Exchange] granting
approval of the listing of, and permission to deal in
 ordinary shares of the Company [the Shares] which
may fall to be issued pursuant to the exercise of
options [Options] granted under the share option
scheme [the New Share Option Scheme] of the Company,
the terms of which are contained in the document
marked A and produced to the meeting and for the
purpose of identification signed by a Director of the
 Company and a summary of which is set out in a
circular dated 08 OCT 2008 and dispatched to the
shareholders of the Company of which the notice
convening this meeting forms part [the Condition],
the New Share Option Scheme be and authorize the
Board of Directors of the Company [the Board] to
grant Options and to allot and issue Shares pursuant
to the exercise of any Option and to do all such acts
 and to enter into all such transactions and
arrangements as may be necessary or desirable in
order to give effect to the New Share Option Scheme
and, to the extent permissible under the Articles of
Association of the Company, the Rules governing the
Listing of Securities on the Stock Exchange and the
rules of the New Share Option Scheme, the Directors
of the Company may vote in respect of any
resolution(s) under or affecting the New Share Option
 Scheme [including, without limitation, approving any
 amendments to the rules of the New Share Option
Scheme as may be acceptable or not objected to by the
 Stock Exchange, the granting of Options there under
or approving the allotment and issue of Shares upon
exercise of Options there under notwithstanding any
interest(s) of any Director(s)], for the avoidance of
 doubt, the total number of Shares which may be
issued upon the exercise of the Options to be granted
 under the New Share Option Scheme shall not exceed
10% of the Shares in issue as at the date of the
passing of this resolution, for the purpose of
calculating the 10% limit, all options previously
granted under the existing share option scheme [the
Existing Share Option Scheme] of the Company which
was adopted by the Company on 31 MAY 2002 or any
other schemes of the Company [including those
outstanding, cancelled, lapsed in accordance with the
 relevant scheme or exercised] will not be counted;
the Existing Share Option Scheme is hereby terminated
 on the same date as the New Share Option Scheme
comes into effect upon approval of the New Share
Option Scheme in accordance with (a) above and
fulfillment of the Condition, provided that any
options granted under the Existing Share Option
Scheme prior to the passing of this resolution shall
not, in any way, be affected or prejudiced and all
such options shall continue to be valid and

PROPOSAL #2.: Re-elect Mr. Huang Xiaofeng as a                             ISSUER          YES        AGAINST           AGAINST
Director of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGDONG INVT LTD
  TICKER:                N/A             CUSIP:     Y2929L100
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
consolidated financial statements and the reports of
the Directors of the Company [the Directors] and the
Auditors of the Company [the Auditors] for the YE 31
DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.1: Re-elect Mr. Li Wenyue as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #3.2: Re-elect Mr. Cheng Mo Chi, Moses as a                       ISSUER          YES          FOR               FOR
Director of the Company [Authority expires the
earlier of the conclusion of the AGM of the Company
to be held in 2012 or 30 JUN 2012 in accordance with
the Articles of Association of the Company and/or any
 applicable laws and regulations]

PROPOSAL #3.3: Re-elect Mr. Zhai Zhiming as a                              ISSUER          YES        AGAINST           AGAINST
Director of the Company [Authority expires the
earlier of the conclusion of the AGM of the Company
to be held in 2012 or 30 JUN 2012 in accordance with
the Articles of Association of the Company and/or any
 applicable laws and regulations]

PROPOSAL #3.4: Re-elect Mr. Sun Yingming as a                              ISSUER          YES          FOR               FOR
Director of the Company [Authority expires the
earlier of the conclusion of the AGM of the Company
to be held in 2012 or 30 JUN 2012 in accordance with
the Articles of Association of the Company and/or any
 applicable laws and regulations]

PROPOSAL #3.5: Authorize the Board to fix the                              ISSUER          YES          FOR               FOR
remuneration of Directors

PROPOSAL #4.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors and authorize the Board to fix their

PROPOSAL #5.: Authorize the Directors, subject to the                      ISSUER          YES        AGAINST           AGAINST
 other provisions of this resolution and pursuant to
Section 57B of the Companies Ordinance [Chapter 32 of
 the Laws of Hong Kong], to allot, issue and deal
with ordinary shares of HKD 0.50 in the capital of
the Company and make or grant offers, agreements and
options or warrants which would or might require the
exercise of such powers be and is hereby generally
and unconditionally approved; during and after the
relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the
Company, otherwise than pursuant to i) a Rights Issue
 or ii) the exercise of the subscription or
conversion rights attaching to any warrants,
preference shares, convertible bonds or other
securities issued by the Company which are
convertible into ordinary Shares or iii) the exercise
 of options granted by the Company under any option
scheme or similar arrangement for the time being
adopted for the grant to Directors, officers and/or
employees of the Company and/or any of its
subsidiaries and/or other eligible person [if any] of
 rights to acquire ordinary Shares or iv) any scrip
dividend or similar arrangement providing for the
allotment of Ordinary Shares in lieu of the whole or
part of a dividend on the ordinary Shares; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Articles or any applicable laws of the Hong
Kong Special Administrative Region of the People's

PROPOSAL #6.: Authorize the Directors during the                           ISSUER          YES          FOR               FOR
Relevant Period of all the powers of the Company to
repurchase Ordinary Shares on The Stock Exchange of
Hong Kong Limited [the Hong Kong Stock Exchange] or
on any other stock exchange on which the securities
of the Company may be listed and authorized by the
Securities and Futures Commission and the Hong Kong
Stock Exchange under the Hong Kong Code on Share
Repurchases for this purpose, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Hong Kong Stock Exchange or any
other stock exchange as amended from time to time, be
 and is hereby generally and unconditionally
approved; the aggregate nominal amount of the
Ordinary Shares which the Company is authorized to
repurchase pursuant to the approval in paragraph (a)
of this resolution shall not exceed 10% of the
aggregate nominal amount of the Ordinary Shares in
issue as at the date of the passing of this
resolution; [Authority expires the earlier of the
conclusion of the AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable laws of

PROPOSAL #7.: Authorize the Directors, conditional                         ISSUER          YES        AGAINST           AGAINST
upon the passing of Resolutions 05 and 06 set out in
the notice convening this meeting, the aggregate
nominal amount of the number of Ordinary Shares which
 are repurchased by the Company under the authority
granted to the Directors as mentioned in the said
Resolution 06 shall be added to the aggregate nominal
 amount of share capital that may be allotted, issued
 or dealt with or agreed conditionally or
unconditionally to be allotted, issued or dealt with
by the Directors pursuant to the approval in the said
 Resolution 05

PROPOSAL #S.8: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company as follows: Article 66A; 69A; 77; 78A;
134A as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y2929W106
  MEETING DATE:          12/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the termination of the transfer                      ISSUER          YES        AGAINST           AGAINST
 of 20% stake in a Company

PROPOSAL #2.: Approve the by-election of a Supervisor                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the by-election of a Supervisor                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the corporate bond issue                             ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGDONG PROVINCIAL EXPRESSWAY DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y2929W106
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #2.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
plan: 1) cash dividend/10 shares [tax included]: CNY
1.0000; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #3.: Approve the 2008 business report of the                      ISSUER          YES          FOR               FOR
 General Manager

PROPOSAL #4.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #5.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #6.: Approve the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #7.: Appoint the Company's Audit Firm                             ISSUER          YES          FOR               FOR

PROPOSAL #8.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #9.: Approve the by-election of 2                                 ISSUER          YES          FOR               FOR
Independent Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGSHEN RAILWAY CO. LIMITED
  TICKER:                N/A             CUSIP:     Y2930P108
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed revision of the                         ISSUER          YES          FOR               FOR
annual caps for the 3 financial years ending 31 DEC
2010 in relation to the continuing connected
transactions under the comprehensive services
agreement dated 05 NOV 2007 entered into between the
Company and Guangzhou Railway [Group] Company to RMB
5,829.05 million, RMB 6,703.41 million and RMB
7,708.92 million, respectively, together with the
breakdown of such annual caps in respect of the
relevant types of services as specified and authorize
 any one Director of the Company to do all such
further acts and things and execute all such further
documents and take all such steps as he or she may
consider necessary, desirable or expedient to
implement and/or give effect to such revision

PROPOSAL #2.: Approve the proposed revision of the                         ISSUER          YES          FOR               FOR
annual caps for the 3 financial years ending 31 DEC
2010 in relation to the continuing connected
transactions under the comprehensive services
agreement dated 05 NOV 2007 entered into between the
Company and Guangzhou Railway Group Yang Cheng
Railway Industrial Company to RMB 824.68 million, RMB
 948.38 million and RMB 1,090.64 million,
respectively, together with the breakdown of such
annual caps in respect of the relevant types of
services as specified and authorize any one Director
of the Company to do all such further acts and things
 and execute all such further documents and take all
such steps as he or she may consider necessary,
desirable or expedient to implement and /or give

PROPOSAL #3.: Approve the proposed revision of the                         ISSUER          YES          FOR               FOR
annual caps for the 3 financial years ending 31 DEC
2010 in relation to the continuing connected
transactions under the comprehensive services
agreement dated 05 NOV 2007 entered into between the
Company and Guangshen Railway Enterprise Development
Company to RMB 345 million, RMB 396.75 million and
RMB 456.26 million, respectively, together with the
breakdown of such annual caps in respect of the
relevant types of services as specified and authorize
 any one Director of the Company to do all such
further acts and things and execute all such further
documents and take all such steps as he or she may
consider necessary, desirable or expedient to
implement and /or give effect to such revision

PROPOSAL #4.: Approve to remove Mr. Yang Yiping from                       ISSUER          YES        AGAINST           AGAINST
the office of a Director of the fifth session of the
Board of Directors of the Company with immediate

PROPOSAL #5.: Appoint Mr. Shen Yi as an Executive                          ISSUER          YES        AGAINST           AGAINST
Director of the fifth session of the Board of
Directors of the Company with immediate effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGSHEN RY LTD
  TICKER:                N/A             CUSIP:     Y2930P108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the work report of the Board of                      ISSUER          YES          FOR               FOR
 Directors of the Company [the Board] for 2008

PROPOSAL #2.: Approve the work report of the                               ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for 2008

PROPOSAL #4.: Approve the proposed profits                                 ISSUER          YES          FOR               FOR
distribution of the Company for 2008

PROPOSAL #5.: Approve the financial budget of the                          ISSUER          YES          FOR               FOR
Company for 2009

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers Zhong                      ISSUER          YES          FOR               FOR
 Tian CPAs Company Limited as the PRC Auditor to the
Company for 2009 and authorize the Board of Directors
 and the Audit Committee to determine its remuneration

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the International Auditor to the Company for 2009 and
 authorize the Board of Directors and the audit
committee to determine its remuneration

PROPOSAL #8.: Approve the removal of Mr. Liu Hai as a                      ISSUER          YES          FOR               FOR
 Director of the 5th session of the Board of
Directors of the Company

PROPOSAL #9.: Approve the removal of Mr. Wu Houhui as                      ISSUER          YES          FOR               FOR
 a Director of the 5th session of the Board of
Directors of the Company

PROPOSAL #10.1: Elect Mr. Luo Qing as the Non-                             ISSUER          YES          FOR               FOR
Independent Director of the 5th session of the Board
of Directors of the Company

PROPOSAL #10.2: Elect Mr. Li Liang as the Non-                             ISSUER          YES          FOR               FOR
Independent Director of the 5th session of the Board
of Directors of the Company

PROPOSAL #S.11: Approve the proposed amendments to                         ISSUER          YES          FOR               FOR
the rules of procedures of meeting of the Board of
Directors of the Company

PROPOSAL #S.12: Approve the proposed amendments to                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company [as

PROPOSAL #S.13: Approve the proposed issue of Medium-                      ISSUER          YES          FOR               FOR
Term notes in the PRC by the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGZHOU INVESTMENT COMPANY LIMITED
  TICKER:                N/A             CUSIP:     Y2931U106
  MEETING DATE:          12/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Transfer                             ISSUER          YES          FOR               FOR
Agreement [as specified], and the execution, delivery
 and performance by the Company of the Transfer
Agreement; and the Transfer [as specified] and all
transactions contemplated under or incidental to the
Transfer Agreement and all actions taken or to be
taken by the Company and/or its subsidiaries pursuant
 to the Transfer Agreement; and authorize any one
Director of the Company for and on behalf of the
Company to do all such acts and things, to sign,
execute and deliver all such other documents, deeds,
instruments and agreements and to take such steps as
he may consider necessary, desirable or expedient to
give effect to or in connection with the Transfer,
the Transfer Agreement or any of the transactions
contemplated under the Transfer Agreement and all
other matters incidental thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGZHOU INVT LTD
  TICKER:                N/A             CUSIP:     Y2931U106
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited accounts for the YE                        ISSUER          YES          FOR               FOR
31 DEC 2008 and the reports of the Directors and
Auditor thereon

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Lu Zhifeng as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Re-elect Mr. Zhang Zhaoxing as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Mr. Yu Lup Fat Joseph as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.4: Re-elect Mr. Lee Ka Lun as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Re-elect Mr. Lau Hon Chuen Ambrose as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.6: Authorize the Board to fix Directors'                       ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor of the Company and to authorize the Board
 to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 during the relevant period, to repurchase its own
shares on The Stock Exchange of Hong Kong Limited
[Stock Exchange] or any other stock exchange on which
 the securities of the Company may be listed and
recognized by the Securities and Futures Commission
and the Stock Exchange for this purpose, subject to
and in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange [Listing Rules] or
of any other stock exchange as amended from time to
time, be and is hereby generally and unconditionally
approved; the aggregate nominal amount of shares of
the Company which may be purchased by the Company
shall not exceed 10% of the aggregate nominal amount
of the share capital of the Company in issue as at
the date of passing of this resolution, and the said
approval shall be limited accordingly;[Authority
expires earlier at the conclusion of the next AGM of
the Company or within which the next AGM of the
Company is required by the Articles of Association of
 the Company or any applicable laws of Hong Kong to
be held]

PROPOSAL #5.B: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 during the relevant period, to allot, issue and deal
 with additional shares in the capital of the Company
 and to make or grant offers, agreements and options
which might require the exercise of such power be and
 is hereby generally and unconditionally approved,
pursuant to Section 57B of the Companies Ordinance;
authorize the Directors of the Company during the
relevant period to make or grant offers, agreements
and options which would or might require the exercise
 of such power after the end of the relevant period;
approve the aggregate nominal amount of share capital
 allotted or agreed conditionally or unconditionally
to be allotted [whether pursuant to an option or
otherwise] by the Directors of the Company, otherwise
 than pursuant to (i) a Rights Issue, (ii) any option
 scheme or similar arrangement for the time being
adopted for the grant or issue to eligible
participants under such scheme and arrangement of the
 Company and/or any of its subsidiaries of shares or
rights to acquire shares of the Company, or (iii) any
 scrip dividend or similar arrangement providing for
the allotment of shares in lieu of the whole or part
of a dividend on shares of the Company in accordance
with the Articles of Association of the Company,
shall not exceed 20% of the aggregate nominal amount
of the share capital of the Company in issue as at
the date of passing of this resolution and the said
approval shall be limited accordingly; [Authority
expires earlier at the conclusion of the next AGM of
the Company or within which the next AGM of the
Company is required by the Articles of Association of
 the Company or any applicable laws of Hong Kong to

PROPOSAL #5.C: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of resolutions under sub-paragraphs A and B above,
the aggregate nominal amount of the number of shares
in the capital of the Company which shall have been
repurchased by the Company pursuant to and in
accordance with sub-paragraph A above shall be added
to the aggregate nominal amount of the share capital
of the Company which may be allotted or agreed
conditionally or unconditionally to be allotted by
the Directors of the Company pursuant to and in
accordance with the exercise of the general mandate
approved in sub-paragraph B above

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGZHOU PHARMACEUTICAL LTD
  TICKER:                N/A             CUSIP:     Y2932P106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.1: Receive the report of the Board of                          ISSUER          YES          FOR               FOR
Directors of the Company for the year 2008

PROPOSAL #I.2: Receive the report of the Supervisory                       ISSUER          YES          FOR               FOR
Committee for the year 2008

PROPOSAL #I.3: Receive the financial reports of the                        ISSUER          YES          FOR               FOR
Company for the year 2008

PROPOSAL #I.4: Receive the Auditors' reports of the                        ISSUER          YES          FOR               FOR
Company for the year 2008

PROPOSAL #I.5: Approve the profit distribution and                         ISSUER          YES          FOR               FOR
dividend payment of the Company for the year 2008

PROPOSAL #I.6: Approve the amount of guarantees to be                      ISSUER          YES        AGAINST           AGAINST
 provided by the Company for bank loans to certain of
 its subsidiaries

PROPOSAL #I.7: Approve the total emoluments to be                          ISSUER          YES          FOR               FOR
paid to the Directors of the Company for the year 2009

PROPOSAL #I.8: Approve total emoluments to be paid to                      ISSUER          YES          FOR               FOR
 the Supervisors of the Company for the year 2009

PROPOSAL #I.9: Approve the purchase and sale                               ISSUER          YES          FOR               FOR
agreement in relation to connected transactions
entered into between the Company, Guangzhou
Pharmaceuticals Corporation and Guangzhou Wang Lao Ji
 Pharmaceutical Company Limited

PROPOSAL #I.10: Re-appoint Shu Lun Pan Yangcheng                           ISSUER          YES          FOR               FOR
Certified Public Accountants Co., Ltd. and
PricewaterhouseCoopers, whose appointments have
expired, as the domestic and international Auditors
respectively, and the proposal to the shareholders'
meeting and authorize the Board of Directors to
determine their respective remuneration

PROPOSAL #IIS.1: Amend the Articles of Association of                      ISSUER          YES          FOR               FOR
 the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGZHOU R F PPTYS CO LTD
  TICKER:                N/A             CUSIP:     Y2933F115
  MEETING DATE:          12/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.1: Approve in respect of the issue of                        ISSUER          YES          FOR               FOR
Domestic Corporate Bonds in the PRC [subject to the
approval of the CSRC and the conditions of the bonds
market in the PRC]; i) the issuer Guangzhou R&F
Properties Co., Limited, (ii) the PRC place of issue,
 (iii) the size of issue aggregate principal amount
shall not be more than RMB 6.0 billion

PROPOSAL #S.1.2: Approve the arrangement for issue to                      ISSUER          YES          FOR               FOR
 shareholders, the Domestic Corporate Bonds will not
be placed to existing shareholders on a preferential
basis in respect of the issue of Domestic Corporate
Bonds in the PRC [subject to the approval of the CSRC
 and the conditions of the bonds market in the PRC]

PROPOSAL #S.1.3: Approve the maturity, 5 to 10 years                       ISSUER          YES          FOR               FOR
in respect of the issue of Domestic Corporate Bonds
in the PRC [subject to the approval of the CSRC and
the conditions of the bonds market in the PRC]

PROPOSAL #S.1.4: Approve the use of proceeds, to                           ISSUER          YES          FOR               FOR
repay part of the existing bank loans and to
supplement the working capital of the Company in
respect of the issue of Domestic Corporate Bonds in
the PRC [subject to the approval of the CSRC and the
conditions of the bonds market in the PRC]

PROPOSAL #S.1.5: Approve, subject to the satisfaction                      ISSUER          YES          FOR               FOR
 of the relevant requirements for listing, an
application for listing of the Domestic Corporate
Bonds on a domestic Stock Exchange as approved by the
 relevant PRC regulatory authorities will be made in
respect of the issue of Domestic Corporate Bonds in
the PRC [subject to the approval of the CSRC and the
conditions of the bonds market in the PRC]

PROPOSAL #S.1.6: Approve, subject to approval by                           ISSUER          YES          FOR               FOR
shareholders and CSRC, the validity period for issue
of the Domestic Corporate Bonds shall be 24 months
from the date of passing of the Special Resolution at
 the EGM approving the issue and the date of approval
 by CSRC in respect of the issue of Domestic
Corporate Bonds in the PRC [subject to the approval
of the CSRC and the conditions of the bonds market in

PROPOSAL #S.2: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to deal with all matters in connection
with the issue of the Domestic Corporate Bonds in the
 PRC, including but not limited to the: i) implement
specific plan for the issue of the Domestic Corporate
 Bonds according to market conditions, including but
not limited to the timing of issue, issue size, issue
 price, maturity, whether to issue in tranches and
their respective size and maturity, interest rate and
 method of determination, conditions for redemption
or repurchase, guarantees, place of issue and
listing, other terms of the bond and all other
matters relating to the issue of the Domestic
Corporate Bonds; ii] determine the final use of the
proceeds in accordance with the needs of the Company;
 iii) decide and appoint intermediaries and a trustee
 for the issue of the Domestic Corporate Bonds; iv)
apply to the relevant PRC regulatory authorities to
issue the Domestic Corporate Bonds and make
appropriate adjustments to the plan for the issue and
 terms of the Domestic Corporate Bonds in accordance
with the feedback [if any] from the relevant PRC
regulatory authorities; v) deal with any matters
relating to the issue and listing of the Domestic
Corporate Bonds pursuant to the relevant rules of the
 relevant domestic Stock Exchange[s]; vi) approve and
 execute relevant legal documents relating to the
issue and listing of the Domestic Corporate Bonds and
 make appropriate disclosure; and take all necessary
actions to determine and make arrangements for all
matters relating to the proposed issue and listing of
 the Domestic Corporate Bonds, including exercising
discretion to delay or temporarily suspend the issue
of the Domestic Corporate Bonds should such event of
force major or other situations make the issue of the
 Domestic Corporate Bonds difficult or would not be
beneficial to the Company even if it could be issued

PROPOSAL #S.3: Approve the measures to be implemented                      ISSUER          YES          FOR               FOR
 by the Company in the event of an expected inability
 to repay the Domestic Corporate Bonds as scheduled
or inability to repay principals and interest of the
Domestic Corporate Bonds when they become due: i) no
dividends will be distributed to shareholders; ii)
suspend capital expenditure, such as major external
investments, acquisitions and mergers; iii) salary
and bonus of the Directors and senior Management of
the Company will be reduced or suspended; and iv) no
key officers will be allowed to leave office

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGZHOU R F PPTYS CO LTD
  TICKER:                N/A             CUSIP:     Y2933F115
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the proposed A share issue                          ISSUER          YES          FOR               FOR
including that the Board is authorized to determine
matters and deal with, at its discretion and with
full authority, matters in relation to the Proposed A
 Share Issue, including but not limited to the
specific timing of issue, number of A Shares to be
issued, target subscribers, method of issue, basis of
 determining the issue prices, and number and
proportion of A Shares to be issued to each
subscriber, and at its discretion and with full
authority, sign and execute all necessary documents,
including but not limited to the preliminary
prospectus, the prospectus, underwriting agreement,
listing agreement and any related announcements,
effect and carry out necessary formalities, including
 but not limited to procedures for listing of the A
Shares on Shanghai Stock Exchange, and take all other
 necessary actions in connection with the Proposed A
Share Issue, as well as to handle all registration
requirements in relation to changes in the registered
 capital of the Company following the completion of
the Proposed A Share Issue, by the holders of H
Shares in the H Shareholders Class Meeting held on 18
 JUN 2007 and extended in the H Shareholders Class
Meeting held on 30 MAY 2008 which is effective until
30 MAY 2009, be extended for a period of 12 months
from the date of passing of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGZHOU R F PPTYS CO LTD
  TICKER:                N/A             CUSIP:     Y2933F115
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors [the Board] of the Company for the YE 31
DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the report of the Auditors for the YE

PROPOSAL #4.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008 of RMB 0.28 per share

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company, and authorize the Board
to fix the remuneration of the Auditors

PROPOSAL #6.: Authorize the Board to decide on                             ISSUER          YES          FOR               FOR
matters relating to the payment of interim dividend
for the 6 months ended 30 JUN 2009

PROPOSAL #7.A: Re-appoint Mr. Li Sze Lim as the                            ISSUER          YES          FOR               FOR
Company's Executive Director and authorize the Board
to fix the remuneration of the Director

PROPOSAL #7.B: Re-appoint Mr. Zhang Li as the                              ISSUER          YES          FOR               FOR
Company's Executive Director and authorize the Board
to fix the remuneration of the Director

PROPOSAL #7.C: Re-appoint Mr. Zhao Yaonan as the                           ISSUER          YES          FOR               FOR
Company's Executive Director and authorize the Board
to fix the remuneration of the Director

PROPOSAL #7.D: Re-appoint Mr. Lu Jing as the                               ISSUER          YES          FOR               FOR
Company's Executive Director and authorize the Board
to fix the remuneration of the Director

PROPOSAL #8.A: Re-appoint Mr. Feng Xiangyang as the                        ISSUER          YES          FOR               FOR
Company's Supervisor and authorize the Board to fix
the remuneration of the Supervisor

PROPOSAL #9.: Authorize the Board, depending on                            ISSUER          YES        AGAINST           AGAINST
operation requirements, to provide guarantee to the
Company's subsidiaries, subject to the relevant
provisions of the Articles of Association of the
Company and under the following circumstances, up to
an amount of RMB 25 billion in aggregate: the total
external guarantees [including guarantees to
subsidiaries] of the Company and its subsidiaries
exceed 50% of the latest audited net assets value;
the total external guarantees [including guarantees
to subsidiaries] exceed 30% of the latest audited
total assets value; the gearing ration of the
subsidiary for which guarantee is to be provided is
over 70%; or the guarantee to be provided to a
subsidiary exceed 10% of the Company's latest audited
 net assets value; [Authority is given for 1 year,
details of the guarantees authorized by the Board
pursuant to the authority will have to be confirmed

PROPOSAL #S.10: Authorize the Board to propose A                           ISSUER          YES          FOR               FOR
Shares issue to determine matters and deal with, at
its discretion and with full authority, matters in
relation to the proposed A Share Issue, including but
 not limited to the specific timing of issue, number
of A Shares to be issued, target subscribers, method
of issue, basis of determining the issue prices, and
number and proportion of A Shares to be issued to
each subscriber, and at its discretion and with full
authority, sign and execute all necessary documents,
including but not limited to the preliminary
prospectus, the prospectus, underwriting agreement,
listing agreement and any related announcements,
effect and carry out necessary formalities, including
 but not limited to procedures for listing of the A
Shares on Shanghai Stock Exchange, and take all other
 necessary actions in connection with the proposed A
Share Issue, as well as to handle all registration
requirements in relation to changes in the registered
 capital of the Company following the completion of
the proposed A Share Issue, by the shareholders in
the EGM held on 18 JUN 2007 and as extended by the
shareholders in the AGM and class meetings held on 30
 MAY 2008 which is effective until 30 MAY 2009 be
extended for 1 year from date of passing of this
special resolution

PROPOSAL #S.11: Authorize the Board to amend the use                       ISSUER          YES          FOR               FOR
of proceeds from the proposed A Share issue as
approved by the shareholders in the EGM of 18 JUN
2007 including but not limited to the timing of use
of the proceeds, deletion of projects and
reallocation among the projects according to the
development progress of the projects, the direction
of relevant authorities and the actual amount of

PROPOSAL #S.12: Authorize the Board to issue, allot                        ISSUER          YES        AGAINST           AGAINST
and deal in additional shares in the capital of the
Company, whether Domestic Shares or H Shares, and to
enter into offers and agreements or to grant options
in respect thereof, subject to the following
conditions: (a) such mandate shall not extend beyond
the Relevant Period save that the Board may during
the Relevant Period enter into offers and agreements
or to grant options which may require the exercise of
 such powers after the end of the Relevant Period;
(b) the aggregate nominal amount of shares, whether
Domestic Shares or H Shares, issued, allotted and
dealt with by the Board pursuant to such mandate
shall not exceed (i) 20% of the aggregate nominal
amount of Domestic Shares in issue and (ii) 20% of
the aggregate nominal amount of H Shares in issue; in
 each case at the date of this resolution; and (c)
the Board shall only exercise its power under such
mandate in accordance with the Company Law of the
People's Republic of China [PRC] and the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited [the Stock Exchange] as
 amended from time to time [the Listing Rules] and
only if all necessary approvals from the China
Securities Regulatory Commission and or other
relevant PRC authorities are obtained; and to : (a)
approve, execute and do or procure to be executed and
 done, all such documents, deeds and things as it may
 consider necessary in connection with the issue of
new shares, including without limitation, the class
and number of shares to be issued, the issue price,
the period of issue and the number of new shares to
be issued to existing shareholders, if any; (b) to
determine the use of proceeds and to make all
necessary filings and registrations with the relevant
 PRC, Hong Kong and other authorities; and (c) to
increase the registered capital of the Company in
accordance with the actual increase of capital by
issuing shares pursuant to this resolution, to
register the increase of the registered capital of
the Company with the relevant authorities in the PRC
and to make such amendments to the Articles of
Association of the Company [the Articles of
Association] as the Board thinks fit so as to reflect
 the increase in the registered capital of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the

PROPOSAL #S.13: Amend and revise the address of the                        ISSUER          YES          FOR               FOR
Company in Article No.3 of the existing Articles of
Association, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGZHOU SHIPYARD INTERNATIONAL CO LTD
  TICKER:                N/A             CUSIP:     Y2932Y107
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to terminate the Rights Issue                       ISSUER          YES          FOR               FOR
and the Acquisition [as specified in the announcement
 date 30 JUN 2008], and authorize the Board to deal
with matters relating thereto

PROPOSAL #S.2: Approve the abolishing change of the                        ISSUER          YES          FOR               FOR
Company name

PROPOSAL #S.3: Approve the amendments to the Articles                      ISSUER          YES          FOR               FOR
 of Association, and authorize the Board to modify,
if necessary, the wordings of the amendments in order
 to comply with the requirement of relevant
regulatory authorities

PROPOSAL #4.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors for 2008

PROPOSAL #5.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee for 2008

PROPOSAL #6.: Approve the audited domestic financial                       ISSUER          YES          FOR               FOR
statements for 2008

PROPOSAL #7.: Approve the report of the international                      ISSUER          YES          FOR               FOR
 auditors for 2008

PROPOSAL #8.: Approve the annual report for 2008                           ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the profit distribution for 2008                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the resignation of Mr. Chen                         ISSUER          YES          FOR               FOR
Xin as an Independent Non-Executive Director of the

PROPOSAL #11.: Elect Mr. Fu Zengping as an                                 ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company

PROPOSAL #12.: Re-appoint Ascenda Certified Public                         ISSUER          YES          FOR               FOR
Accountants, Ltd [Beijing] as the Company's PRC
Auditors for 2009, and authorize the Board of
Directors to stipulate its remuneration

PROPOSAL #13.: Re-appoint PricewaterhouseCoopers,                          ISSUER          YES          FOR               FOR
Certified Public Accountants, as the Company's
International Auditors for 2009, and authorize the
Board of Directors to stipulate its remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUANGZHOU SHIPYARD INTERNATIONAL CO LTD
  TICKER:                N/A             CUSIP:     Y2932Y107
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the terminate the Proposed                          ISSUER          YES          FOR               FOR
Rights Issue and the Proposed Acquisition [as defined
 in the announcement dates 30 JUN 2008] and authorize
 the Board to deal with matters relating thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUARARAPES CONFECCOES SA
  TICKER:                N/A             CUSIP:     P5012L101
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve the balance sheet prepared on                        ISSUER          YES          FOR               FOR
31 DEC 2008, including the respective financial
statements, explanatory notes, Management report and
opinions by the Board of Auditors and Deloitte Touche
 Tohmatsu Independent Auditors

PROPOSAL #B.: Approve the allocation of BRL                                ISSUER          YES        AGAINST           AGAINST
29,016,000.00 to pay dividends, based on the value of
 BRL 044 per each common share, and BRL 0,49 per each
 preferred share

PROPOSAL #C.: Approve to estimate capital for year                         ISSUER          YES          FOR               FOR
2009
PROPOSAL #D.: Approve the allocation of the net                            ISSUER          YES        AGAINST           AGAINST
balance for the FYE

PROPOSAL #E.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors

PROPOSAL #F.: Approve to set the Directors global and                      ISSUER          YES          FOR               FOR
 monthly remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUARARAPES CONFECCOES SA
  TICKER:                N/A             CUSIP:     P5012L101
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve to increase the corporate                            ISSUER          YES          FOR               FOR
capital of BRL 1,200,000,000,00 to BRL
1,300,000,000.00, without issuing new shares, by
using these resources, (1) BRL 47,472,379.40 of the
reduction exemption of Corporation tax, (2) BRL
52,527,620.60 from profit reserves

PROPOSAL #B.: Approve the new wording to Article 5                         ISSUER          YES        AGAINST           AGAINST
and 12 of the Corporate By-Laws, once the corporate
capital increase has been approved

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUNNS LTD
  TICKER:                N/A             CUSIP:     Q4393F105
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                            ISSUER          NO           N/A               N/A
report of the Company for the YE 30 JUN 2008 and the
report of the Directors and the Auditor thereon

PROPOSAL #2.: Adopt the remuneration report of the                         ISSUER          YES          FOR               FOR
Company for the YE 30 JUN 2008, as specified

PROPOSAL #3.A: Re-elect Mr. C.J. Newman as a Director                      ISSUER          YES          FOR               FOR
 of the Company, retires by rotation in accordance
with the Constitution

PROPOSAL #3.B: Elect Mr. P.D. Teisseire as a Director                      ISSUER          YES          FOR               FOR
 of the Company, retires in accordance with the
Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUNZE LIMITED
  TICKER:                N/A             CUSIP:     J17850124
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUOCO GROUP LTD
  TICKER:                N/A             CUSIP:     G42098122
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #2.A: Approve the Directors' fee totaling                         ISSUER          YES          FOR               FOR
HKD 2,050,000 for the YE 30 JUN 2008

PROPOSAL #2.B.1: Re-elect Mr. Kwek Leng Hai as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.B.2: Re-elect Mr. Kwek Leng San as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.B.3: Re-elect Mr. Tan Lim Heng as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Appoint Messrs. KPMG as the Auditors                         ISSUER          YES          FOR               FOR
and authorize the Board of Directors to fix their
remuneration

PROPOSAL #4.: Approve the GuocoLand Limited                                ISSUER          YES        AGAINST           AGAINST
Executives' Share Option Scheme 2008, as specified

PROPOSAL #5.: Approve the GuocoLeisure Limited                             ISSUER          YES        AGAINST           AGAINST
Executives' Share Option Scheme 2008, as specified

PROPOSAL #6.A: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase shares in the capital of the Company
during the relevant period, on The Stock Exchange of
Hong Kong Limited, subject to and in accordance with
all applicable laws and the Bye-laws of the Company,
not exceeding 10% of the aggregate nominal amount of
the share capital of the Company in issue on the date
 of passing this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the Bye-
laws of the Company or any applicable laws to be held]

PROPOSAL #6.B: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot and issue additional shares in the capital
of the Company and make or grant offers, agreements
and options during and after the relevant period, not
 exceeding 10% of the aggregate nominal amount of the
 share capital of the Company in issue on the date of
 passing of this resolution otherwise than pursuant
to: i) a rights issue; ii) the exercise of rights of
subscription or conversion under the terms of any
warrants issued by the Company or any securities
which are convertible into shares of the Company;
iii) the exercise of any option under the Company's
share option schemes; or iv) any scrip dividend or
similar arrangement providing for the allotment of
shares in lieu of the whole or part of a dividend on
the shares of the Company in accordance with the Bye-
laws of the Company; [Authority expires the earlier
of the conclusion of the next AGM of the Company or
the expiration of the period within which the next
AGM of the Company is required by the Bye-laws of the
 Company or any applicable laws to be held]

PROPOSAL #6.C: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolutions 6.A and 6.B, to extend the general
mandate granted to the Directors of the Company to
allot and issue shares pursuant to Resolution 6.B, by
 an amount representing the aggregate nominal amount
of the share capital of the Company repurchased by
the Company under the authority granted pursuant to
Resolution 6.A, provided that such amount does not
exceed 10% of the aggregate nominal amount of the
share capital of the Company in issue at the date of
passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUOCOLAND LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y29599100
  MEETING DATE:          10/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Share Option Scheme to be                        ISSUER          YES        AGAINST           AGAINST
know as The GuocoLand Limited Executives' Share
Option Scheme 2008 [the Scheme] under which options
[the Options] will be granted to selected confirmed
employees of the Company and its subsidiaries
including Executive Directors of the Company from
time to time [collectively, the 'Employees'] to
acquire ordinary shares in the capital of the Company
 [Shares], particulars of which are set out in
Appendix B to the Company's circular to shareholders
dated 30 SEP 2008, subject to approval from the
shareholders of Guoco Group Limited; and authorize
the Directors of the Company: i) to establish and
administer the Scheme; ii) to modify and / or amend
the Scheme from time to time provided that such
modifications and or/amendments are effected in
accordance with the provisions of the Scheme and to
do all such acts and to enter into all such
transactions, arrangement and agreements as may be
necessary, desirable or expedient in order to give
full effect to the scheme; and [iii] to offer and
grant in accordance with the provisions of the Scheme
 and to allot and issue from time to time such number
 of shares in the capital of the Company as may be
required to be issued pursuant to the exercise of the
 options [notwithstanding that the exercise thereof
or such allotment and issue may occur after the
conclusion of the next or any ensuing AGM of the
Company], provided that: 1)the aggregate number of
shares over which the Committee may grant Options on
any date, when added to the number of shares issued
and transferred and issuable and transferable in
respect of all options under the scheme, shall not
exceed 15% of the total number of issued shares of
the Company [excluding treasury shares] on the day
preceding that the date [Scheme Limit], provided that
 for so long as the Company is a subsidiary of Guoco
Group Limited and Guoco Group Limited is listed on
the Hong Kong Stock Exchange [HKSE], but subject
always to the Scheme Limit: [aa] the aggregate number
 of new shares over which the Committee may grant
options on any date, when added to the number of new
shares issued and issuable in respect all options
grants options on any date, when added to the number
of new shares issued and issuable in respect of all
options granted under the Scheme, shall not exceed
10% of the total number of issued shares at the date
that this resolution is passed or the date that it is
 approved by the shareholders of Guoco Group Limited,
 whichever is the later, or such other limited as may
 be prescribed or permitted by the HKSE from time to
time [HKSE Listing Rule Limit]; and [bb] the HKSE
Listing Rules Limit may be increased under the HKSE
Listing Rules as provided under the Scheme; and 2)
that the aggregate number of shares to be offered to
certain Employees collectively and individually
during the duration of the Scheme [subject to
adjustments, if any, made under the Scheme] shall not
 exceed such limits or [as the case may be] sub-

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUOCOLAND LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y29599100
  MEETING DATE:          10/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Declare a first and final tax-exempt                         ISSUER          YES          FOR               FOR
dividend of 8 cents per ordinary share for the FYE 30
 JUN 2008

PROPOSAL #2.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
411,000 for the FYE 30 JUN 2008

PROPOSAL #3.: Re-elect Mr. Kwek Leng Hai as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Reggie Thein as a                               ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #5.: Re-appoint Messrs KPMG as the Auditors                       ISSUER          YES          FOR               FOR
of the Company and authorize the Directors to fix
their remuneration

PROPOSAL #6.A: Authorize the Directors, pending the                        ISSUER          YES          FOR               FOR
adoption of the proposed GuocoLand Limited
Executives' Share Option Scheme 2008 [which will come
 into effect on the date on which such scheme is
approved by the shareholders of the Company in a
general meeting or the date on which it is approved
by the shareholders of Guoco Group Limited in a
general meeting, whichever is the later], to offer
and grant options under the GuocoLand Limited
Executives' Share Option Scheme [the Scheme] and to
allot and issue from time to time such number of
shares in the Company as may be required to be issued
 pursuant to the exercise of options under the
Scheme, provided that the aggregate number of shares
to be issued pursuant to the resolution when added to
 the number of shares issued and issuable in respect
of all options granted under the Scheme shall not
exceed 5% of the issued share capital of the Company
for the time being subject to a maximum of 10% of the
 issued share capital of the Company as at 29 OCT 2004

PROPOSAL #6.B: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 161 of the Companies Act, Chapter 50, to
issue shares in the Company at any time and upon such
 terms and conditions and for such purposes as the
Directors may, in their absolute discretion deem fit,
 provided that the aggregate number of shares to be
issued pursuant to this resolution does not exceed
10% of the issued share capital of the Company for

PROPOSAL #7.: Transact any other business                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GUOCOLAND LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y29599100
  MEETING DATE:          10/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, for the                             ISSUER          YES          FOR               FOR
purposes of Sections 76C and 76E of the Companies
Act, Chapter 50 [the Companies Act], to purchase or
otherwise acquire ordinary shares in the issued share
 capital of the Company, not exceeding in aggregate
10% of the issued ordinary share capital of the
Company, by way of market purchases on the Singapore
Exchange Securities Trading Limited [SGX-ST], and/or
off-market purchases effected otherwise than on the
SGX-ST in accordance with any equal access scheme(s),
 at a price of up to 5% above the average closing
market prices over the previous 5 market days in case
 of market purchase and 20% in case of off-market
purchase; [Authority expires the earlier of the date
of the next AGM of the Company or the date of the AGM
 as required by law]; and authorize the Directors of
the Company and/or any of them to complete and do all
 such acts and things deemed necessary, expedient,
incidental or in the interests of the Company to give
 effect to the transactions contemplated and/or
authorized by this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                GWA INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Q4394K103
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Jim Kennedy as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with the
Clause 10.3 of the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #3.: Approve, for the purpose of ASX Listing                      ISSUER          YES          FOR               FOR
 Rule 7.2 exception 9, and for all the purposes, the
Long Term Incentive Plan, as specified

PROPOSAL #4.: Approve, for the purpose of ASX Listing                      ISSUER          YES          FOR               FOR
 Rule 10.14, and all other purposes, grant of
performance rights [incorporating the right to
acquire shares in the Company] to the Managing
Director, Mr. Peter Crowley, to a maximum value of
AUD 870,000 under the GWA International Limited Long
Term Incentive Plan [LTIP] which is constituted and
administrated in accordance with the Rule of LTIP

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                H. LUNDBECK A/S
  TICKER:                N/A             CUSIP:     K4406L129
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Report of the Supervisory Board on the                       ISSUER          NO           N/A               N/A
activities of the Company during the previous year

PROPOSAL #2.: Receive the annual report, and grant                         ISSUER          YES        AGAINST           AGAINST
discharge to the Supervisory Board and the Executive
Management from liability

PROPOSAL #3.: Approve the dividend of 30% of the net                       ISSUER          YES          FOR               FOR
profit for the year, corresponding to DKK 2.30 per
share or a total amount of DKK 452.8 million be
distributed for the FY 2008

PROPOSAL #4.: Re-elect Messrs. Per Wold-Olsen,                             ISSUER          YES          FOR               FOR
Thorleif Krarup, Peter Kurstein, Mats Pettersson, Jes
 Ostergaard and Egil Bodd as the Director

PROPOSAL #5.: Re-appoint Deloitte Statsautoriseret                         ISSUER          YES          FOR               FOR
Revisionsaktieselskab as the authorized Accountants

PROPOSAL #6.1: Approve the DKK 3.8 million reduction                       ISSUER          YES          FOR               FOR
in share capital via share cancellation

PROPOSAL #6.2: Approve the creation of DKK 40 million                      ISSUER          YES          FOR               FOR
 pool of capital without preemptive rights

PROPOSAL #6.3: Amend the Articles regarding new                            ISSUER          YES          FOR               FOR
Article regarding provision governing electronic

PROPOSAL #6.4: Amend the Articles regarding                                ISSUER          YES          FOR               FOR
convocation of meeting

PROPOSAL #6.5: Authorize the Chairman of meeting to                        ISSUER          YES          FOR               FOR
make editorial changes to adopted resolutions in
connection with registration

PROPOSAL #7.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                H2O RETAILING CORPORATION
  TICKER:                N/A             CUSIP:     J2358J102
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HACI OMER SABANCI HLDG S A
  TICKER:                N/A             CUSIP:     M8223R100
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Presidential Board                     ISSUER          NO           N/A               N/A

PROPOSAL #2.: Authorize the Chairmanship to sign the                       ISSUER          NO           N/A               N/A
minutes of the meeting

PROPOSAL #3.: Approve the activities and accounts of                       ISSUER          NO           N/A               N/A
2008, the reading and deliberation of the Board of
Directors and Auditors report

PROPOSAL #4.: Approve to inform the shareholders                           ISSUER          NO           N/A               N/A
about the donations

PROPOSAL #5.: Approval the balance sheet and income                        ISSUER          NO           N/A               N/A
statements for year 2008

PROPOSAL #6.: Approve to absolve the Board Members                         ISSUER          NO           N/A               N/A
and Auditors

PROPOSAL #7.: Elect the Auditors whose term in the                         ISSUER          NO           N/A               N/A
office has expired, determine their term in the
office and monthly gross salaries

PROPOSAL #8.: Authorize the Board Members according                        ISSUER          NO           N/A               N/A
to the Articles 334 and 335 of the Turkish Commercial

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAKUHODO DY HOLDINGS INCORPORATED
  TICKER:                N/A             CUSIP:     J19174101
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HALLA CLIMATE CONTROL CORPORATION, TAEJON
  TICKER:                N/A             CUSIP:     Y29874107
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR
expected dividend per share: KRW 330

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect 3 Non Executive Directors                              ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAMAMATSU PHOTONICS K.K.
  TICKER:                N/A             CUSIP:     J18270108
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAMBURGER HAFEN UND LOGISTIK AG, HAMBURG
  TICKER:                N/A             CUSIP:     D3211S103
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and annual report, and the report
pursuant to Sections 289[4] and 315[4] of the German

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 131,434,484.92 as
follows: payment of a dividend of EUR 1 per Class A
share, payment of a dividend of EUR 1 per Class S
share, EUR 53,900,570.01 and EUR 4,854,088.91 shall
be carried forward ex-dividend and payable date: 05

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          YES          FOR               FOR
FY: KPMG AG, Hamburg

PROPOSAL #6.: Elections to the Supervisory Board: [a]                      ISSUER          YES        AGAINST           AGAINST
 Carsten Frigge, and as his substitutes: [1] Mr.
Michael Pirschel; [2] Mr. Stephan Moeller-Horns; [3]
Mr. Michael Heinrich; [b] Mr. Joerg Wohlers, and as
his substitute: [1] Mr. Thomas Goetze

PROPOSAL #7a: Acquisition of own shares,  the Company                      ISSUER          YES          FOR               FOR
 shall be authorized to acquire own Class A shares of
 up to 10% of the Class A share capital, at prices
not deviating more than 10% from the market price of
the shares, on or before 03 DEC 2010, the shares may
be disposed of in a manner other than through the
Stock Exchange or a rights offering if they are sold
at a price not materially below their market price,
they may also be used for acquisition purposes or as
employee shares, as well as retired

PROPOSAL #7b: Acquisition of own shares, Separate                          ISSUER          YES          FOR               FOR
resolution of the holders of Class A shares on the
acquisition of own Class A shares

PROPOSAL #7c: Acquisition of own shares, Separate                          ISSUER          NO           N/A               N/A
resolution of the holders of Class S shares on the
acquisition of own Class A shares

PROPOSAL #8.: Approval of the Profit Transfer                              ISSUER          YES          FOR               FOR
Agreement with the Company's subsidiary HHLA
Logistics GmbH, effective from 01 JAN 2009, for a
period of at least 5 years

PROPOSAL #9.: Amendment to the Articles of                                 ISSUER          YES          FOR               FOR
Association in connection with the Shareholder Rights
 Directive Implementation Law [ARUG], Section 20(2)
shall be amended in respect of shareholders issuing
proxy voting instructions in textual form, proof of
which may be transmitted to the Company by electronic

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAMMERSON PLC R.E.I.T., LONDON
  TICKER:                N/A             CUSIP:     G4273Q107
  MEETING DATE:          2/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the Company's                            ISSUER          YES          FOR               FOR
authorized share capital and authorize the Directors
to issue new shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAMMERSON PLC R.E.I.T., LONDON
  TICKER:                N/A             CUSIP:     G4273Q107
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' annual report                         ISSUER          YES          FOR               FOR
and the financial statements of the Company for the
YE 31 DEC 2008

PROPOSAL #2.: Receive and approve the Directors'                           ISSUER          YES          FOR               FOR
remuneration report for the YE 31 DEC 2008

PROPOSAL #3.: Declare a final dividend of 15.30 pence                      ISSUER          YES          FOR               FOR
 per ordinary share, payable in cash

PROPOSAL #4.: Re-elect Mr. John Clare as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #5.: Re-elect Mr. Peter Cole as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #6.: Re-elect Mr. John Nelson as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #7.: Re-elect Mr. Anthony Watson as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #9.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #10.: Authorize the Directors, in accordance                      ISSUER          YES          FOR               FOR
 with Section 80 of the Companies Act 1985, to allot
relevant securities [Section 80(2) of the Act] up to
an aggregate nominal amount of GBP 40,587,096.75;
[Authority expires at the conclusion of the next AGM
of the Company]; and the Directors may allot relevant
 securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to
 such expiry

PROPOSAL #S.11: Authorize the Directors, pursuant to                       ISSUER          YES          FOR               FOR
Section 95 of the Companies Act 1985, to allot equity
 securities [Section 94 of the Act] for cash pursuant
 to the authority conferred by Resolution 10,
disapplying the statutory pre-emption rights [Section
 89(1) of the Act], provided that this power is
limited to the allotment of equity securities: a) in
connection with an offer of securities in favor of
ordinary shareholders; and b) up to an aggregate
nominal amount of GBP 8,708,145; [[Authority expires
at the conclusion of the next AGM of the Company];
and authorize the Directors to allot equity
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #S.12: Authorize the Company, to make market                      ISSUER          YES          FOR               FOR
 purchases [Section 163(3) of the Companies Act 1985]
 of 25 pence each in the capital of the Company
provided that: i) the maximum number of ordinary
shares to be acquired up to 103,652,090 representing
14.9% of the issued ordinary share capital of the
Company as at 25 MAR 2009; ii) the minimum price of
25 pence; and iii) the maximum price equal to 105% of
 the average middle market quotations for such shares
 derived from the London Stock Exchange Daily
Official List, over the previous 5 business days;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or 30 JUL 2010]; and the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

PROPOSAL #S.13: Approve that a general meeting, other                      ISSUER          YES          FOR               FOR
 than an AGM may be called on not less than 14 clear
days notice

PROPOSAL #S.14: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR
 of the Company, in substitution for, and to the
exclusion of, the existing Articles of Association as
 specified

PROPOSAL #S.15: Authorize the Directors, for a period                      ISSUER          YES          FOR               FOR
 of 5 years the date of this, to offer any holders of
 ordinary shares of 25 pence each in the capital of
the Company the right to elect to receive ordinary
shares of 25 pence each in the capital of the
Company, credited as fully paid instead of cash in
respect of the whole of any dividend declared during
the period starting the date of this resolution and
ending at the beginning of the 5th AGM of the Company
 following the date of this resolution and shall be
permitted to do all acts and things required or
permitted to be done in Article 144 of the Articles
of Association of the Company; that the number of new
 ordinary shares of 25 pence each in the capital of
the Company the right to elect to receive ordinary
shares of 25 pence each in the capital of the
Company, credited as fully paid instead of cash in
respect of the whole of any dividend may be such that
 relevant value exceeds such cash amount of the
dividend that such holders of ordinary shares of 25
pence each in the capital of the Company elect to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANA FINANCIAL GROUP INC, SEOUL
  TICKER:                N/A             CUSIP:     Y29975102
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet and income                         ISSUER          YES          FOR               FOR
statement

PROPOSAL #2.: Approve the statement of appropriation                       ISSUER          YES          FOR               FOR
of retained earnings

PROPOSAL #3.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #4.1: Elect the Directors: Nominees: Messrs.                      ISSUER          YES        AGAINST           AGAINST
 Kack-Young Kim, Sang-Gu Nam, Noh-Choong Huh, Kyung-
Sup Kim, Byung-Taek Yoo, Ku-Taek Lee, Jung-Nam Cho,
Jae-Chul Kim, Hae-Wang Chung, Roy. A. Karaoglan, II-
Hyun Suk

PROPOSAL #4.2: Elect the Auditor Committee Member as                       ISSUER          YES          FOR               FOR
the outside Directors: Nominees: Messrs. Kack-Young
Kim, Sang-Gu Nam, Kyung-Sup Kim

PROPOSAL #4.3: Elect the Auditor Committee Member as                       ISSUER          YES        AGAINST           AGAINST
non outside Directors: Mr. II-Hyun Suk

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANG LUNG GROUP LTD
  TICKER:                N/A             CUSIP:     Y30148111
  MEETING DATE:          11/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                            ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend recommended by                      ISSUER          YES          FOR               FOR
 the Directors

PROPOSAL #3.A: Re-elect Mr. Gerald Lokchung Chan as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.B: Re-elect Mr. Ronnie Chichung Chan as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.C: Re-elect Mr. Nelson Wai Leung Yuen as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.D: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
fix the Directors' fees

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.A: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 of all the powers of the Company to purchase shares
in the capital of the Company, during the relevant
period, the aggregate nominal amount of shares of the
 Company which may be purchased by the Company on the
 Stock Exchange of Hong Kong Limited [the Stock
Exchange] or any other stock exchange recognized for
this purpose by the Securities and Futures Commission
 and The Stock Exchange under the Hong Kong Code on
share repurchases pursuant to the approval, shall not
 exceed 10% of the aggregate nominal amount of the
share capital of the Company in issue at the date of
passing of this resolution; [Authority expires the
earlier of the conclusion of the next meeting of the
Company or the expiration of the period within which
the next Meeting of the Company is to be held by law]

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, pursuant to Section 57B of the Companies
Ordinance, to allot, issue and deal with additional
shares in the capital of the Company and to allot,
issue or grant securities convertible into shares in
the capital of the Company or options, warrants or
similar rights to subscribe for any such shares or
such convertible securities and to make or grant
offers, agreements and options, during and after the
relevant period, not exceeding the aggregate of a)
20% of the aggregate nominal amount of the share
capital of the Company in issue at the date of
passing this resolution plus b) the nominal amount of
 share capital repurchased by the Company subsequent
to the passing of this resolution up to maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing of this resolution, otherwise than
pursuant to: i) a rights issue [as specified]; or ii)
 the exercise of rights of subscription or conversion
 under the terms of any warrants issued by the
Company or any securities which are convertible into
the shares of the Company; iii) any Option Scheme or
similar arrangement for the time being adopted for
the grant or issue of shares or rights to acquire
shares of the Company or iv) any scrip dividend or
similar arrangement providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares of the Company in accordance with the Articles

PROPOSAL #5.C: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to exercise the powers of the Company as specified,
in respect of the Share Capital of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANG LUNG PROPERTIES LTD
  TICKER:                N/A             CUSIP:     Y30166105
  MEETING DATE:          11/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                            ISSUER          YES          FOR               FOR
statements and reports of the Directors and the
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final Dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Dr. Hon Kwan Cheng as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Mr. Shang Shing Yin as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Nelson Wai Leung Yuen as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.D: Re-elect Mr. Dominic Chiu Fai Ho  as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #3.E: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' fees

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.A: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, during the relevant period [as specified],
to purchase its shares in the capital of the Company
on The Stock Exchange of Hong Kong Limited [the Stock
 Exchange] or on any other stock exchange recognized
for this purpose by the Securities and Futures
Commission and the Stock Exchange under the Hong Kong
 Code on Share Repurchases, not exceeding 10% of the
aggregate nominal amount of the issued share capital
of the Company at the date of passing this
resolution, and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next meeting of the Company or the
expiration of the period within which the next
meeting of the Company is required by Law to be held]

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, pursuant to Section 57B of the Companies
Ordinance, to allot, issue and deal with additional
shares in the capital of the Company to allot issue
or options, warrants or similar rights to subscribe
for any shares or such convertible securities and to
make or grant offers, agreements and options, during
and after the relevant period, not exceeding 20% of
the aggregate nominal amount of the share capital of
the Company in issue at the date of passing this
resolution and if the Directors are so authorized by
a separate ordinary resolution of the shareholders of
 the Company set out as Resolution No. 5.C as
specified, the nominal amount of the share capital of
 the Company repurchased by the Company subsequent to
 the passing of this Resolution, up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing this Resolution, and the said approval
shall be limited accordingly, otherwise than pursuant
 to: i) a Rights Issue [as specified]; ii) the
exercise of rights of subscription or conversion
under the terms of any warrants issued by the Company
 or any securities which are convertible into shares
of the Company; iii) any Option Scheme or similar
arrangement for the time being adopted for the grant
or issue of shares or rights to acquire shares of the
 Company, or iv) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares of
the Company in accordance with the Articles of

PROPOSAL #5.C: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to exercise the powers of the Company referred to in
 Resolution No. 5.B, in respect of the share capital
of the Company referred to in such resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANG SENG BK LTD
  TICKER:                N/A             CUSIP:     Y30327103
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.a: Elect Mrs. Margaret K.M.Y. Leung as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-elect Mr. Patrick K.W. Chan as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-elect Mr. Peter T.C. Lee as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.d: Re-elect Mr. Richard Y.S. Tang as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Re-elect Mr. Peter T.S. Wong as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Re-appoint KPMG as the Auditors and                          ISSUER          YES          FOR               FOR
authorize the Directors to fix their remuneration

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to purchase shares of the Company during the
relevant period, not exceeding 10% of the aggregate
nominal amount of the issued share capital on the
Stock Exchange of Hong Kong Limited or any other
Stock Exchange recognized by the Securities and
Futures Commission of Hong Kong and the Stock
Exchange of the Hong Kong Limited under the Hong Kong
 Code on share repurchases; [Authority expires the
earlier of the conclusion of the next AGM or the
expiration of the period within which the next AGM of
 the Company is required by the Companies ordinance

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 pursuant to Section 57B of the Companies Ordinance,
to allot, issue and deal with additional shares in
the capital of the Company and make or grant offers,
agreements and options during and after the relevant
period, not exceeding where the shares to be allotted
 wholly for cash, 5% and in any event 20% of the
aggregate nominal amount of the share capital of the
Company, otherwise than pursuant to i) a rights
issue; or ii) the exercise of rights of subscription
or conversion under the terms of any warrants issued
by the Company or any securities which are
convertible into shares of the Company; or iii) the
exercise of options or similar arrangement; or iv)
any scrip dividend or similar arrangement; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Companies ordinance to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANJIN HEAVY INDUSTRIES & CONSTRUCTION CO LTD
  TICKER:                N/A             CUSIP:     Y3052L107
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the appropriation of income and                      ISSUER          YES          FOR               FOR
 cash dividend of KRW 100 and stock dividend of 0.01
per share

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect Mr. Lee Jae-Yong as an Inside                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANJIN SHIPPING CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y3053K108
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement cash                         ISSUER          YES          FOR               FOR
dividend: KRW 500 per share

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Elect the Auditor Committee Member as                        ISSUER          YES        AGAINST           AGAINST
the Outside Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANKOOK TIRE CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y30587102
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect the External Director who is an                        ISSUER          YES          FOR               FOR
Audit Committee Member

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANKYU HANSHIN HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J18439109
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to (1) : Approve Minor                        ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.: Amend Articles to (2) : Make                                 ISSUER          YES        AGAINST           AGAINST
Resolutions Related to Anti-Takeover Defense Measures

PROPOSAL #4.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

PROPOSAL #5.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #6.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #6.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANNOVER RUECKVERSICHERUNG AG, HANNOVER
  TICKER:                N/A             CUSIP:     D3015J135
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board

PROPOSAL #2.: Ratification of the Acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #3.: Ratification of the Acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #4.: Authorization to acquire own shares,                         ISSUER          YES          FOR               FOR
the Board of Managing Directors shall be authorized,
with the consent of the Supervisory Board, to acquire
 own shares of up to 10% of the Company's share
capital at prices not deviating more than 10% from
the market price of the shares, on or before 31 OCT
2010, the Board of Managing Directors shall be
authorized to retire the shares, the existing
authorization to acquire own shares shall be revoked

PROPOSAL #5.: Resolution on the authorization of the                       ISSUER          YES          FOR               FOR
Board of Managing Directors to dispose of the shares
in a manner other than through the stock exchange or
an offer to all shareholders and the authorization to
 exclude shareholders, subscription rights in order
to sell the shares to institutional investors or to
third parties in connection with mergers and
acquisitions at a price not materially below the
market price of the shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANNSTAR DISPLAY CORP
  TICKER:                N/A             CUSIP:     Y3062S100
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The status of Buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #A.2: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
the financial statements

PROPOSAL #B.2: Approve the distribution of 2008                            ISSUER          YES          FOR               FOR
profits or offsetting deficit

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR

PROPOSAL #B.4: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of Monetary Loans and the Endorsement and the

PROPOSAL #B.6: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of asset acquisition or disposal

PROPOSAL #B.7.1: Elect Mr. Yu-Chi Chiao as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #B.7.2: Elect Walsin Lihwa Corp as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #B.7.3: Elect Mr. Chwo-Ming Yu, ID No.                            ISSUER          YES          FOR               FOR
A103545409 as a Director

PROPOSAL #B.7.4: Elect Mr. Yuan-San Chao, ID No.                           ISSUER          YES          FOR               FOR
A102889966 as a Director

PROPOSAL #B.7.5: Elect Mr. Teresa Ma, ID No.                               ISSUER          YES          FOR               FOR
A220629684 as a Director

PROPOSAL #B.7.6: Elect Mr. Sam Chang, ID No.                               ISSUER          YES          FOR               FOR
A100260626 as an Independent Director

PROPOSAL #B.7.7: Elect Mr. Chi-Tai [Neil] Yang, ID                         ISSUER          YES          FOR               FOR
No. L102937117 as an Independent Director

PROPOSAL #B.7.8: Elect Mr. Arthur Yu-Cheng Chiao as a                      ISSUER          YES          FOR               FOR
 Supervisor

PROPOSAL #B.7.9: Elect Mr. Shu Yeh, ID No: Y120025030                      ISSUER          YES          FOR               FOR
 as a Supervisor

PROPOSAL #B7.10: Elect Mr. E-Chung Chiu, ID No:                            ISSUER          YES          FOR               FOR
A104154877 as a Supervisor

PROPOSAL #8.: Extraordinary motions                                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANWHA CHEMICAL CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y3065K104
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect 2 Directors and 2 Outside                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #4.: Elect 2 Auditor Committee Members                            ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES        AGAINST           AGAINST
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANWHA CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y3065M100
  MEETING DATE:          9/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Directors                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HANWHA CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y3065M100
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member who is                      ISSUER          YES          FOR               FOR
 an External Director

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HARBIN PWR EQUIP LTD
  TICKER:                N/A             CUSIP:     Y30683109
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Director                           ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee

PROPOSAL #3.: Approve the audited reports and the                          ISSUER          YES          FOR               FOR
Auditor's report

PROPOSAL #4.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint Mr. Zou Lei as an Executive                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Appoint the Additional Directors                             ISSUER          YES          FOR               FOR

PROPOSAL #7.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 the remuneration of the Auditors

PROPOSAL #8.: Approve the general mandate to issue,                        ISSUER          YES        AGAINST           AGAINST
allot, deal with additional shares

PROPOSAL #9.: Approve to repurchase H shares                               ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES L
  TICKER:                N/A             CUSIP:     M52635105
  MEETING DATE:          1/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Appoint Dr. E. Wolf as an External                          ISSUER          YES        ABSTAIN           AGAINST
Director for a 3 year statutory period and payment to
 them of annual remuneration and meeting attendance
fees at the rate permitted by law

PROPOSAL #1.B: Appoint Mr. D. Granot as an External                        ISSUER          YES        ABSTAIN           AGAINST
Director for a 3 year statutory period and payment to
 them of annual remuneration and meeting attendance
fees at the rate permitted by law

PROPOSAL #2.: Authorize Mr. Y. Hamburger, a                                ISSUER          YES        ABSTAIN           AGAINST
controlling shareholder, should hold office in the
dual capacity of Chairman and Chief Executive Officer
 for an additional period of up to 3 years

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HARMONY GOLD MINING CO LTD, JOHANNESBURG
  TICKER:                N/A             CUSIP:     S34320101
  MEETING DATE:          11/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the consolidated                          ISSUER          YES          FOR               FOR
audited annual financial statements of the Company
and its subsidiaries for the YE 30 JUN 2008

PROPOSAL #O.2: Elect Mr. K.V. Dicks as a Director of                       ISSUER          YES          FOR               FOR
the Company whose period of office terminates, in
accordance with the Company's Articles of
Association, on the date of this AGM

PROPOSAL #O.3: Elect Dr. C.M. Diarra as a Director of                      ISSUER          YES          FOR               FOR
 the Company whose period of office terminates, in
accordance with the Company's Articles of
Association, on the date of this AGM

PROPOSAL #O.4: Re-elect Mr. C.M.L. Savage as a                             ISSUER          YES          FOR               FOR
Director of the Company who retires in terms of the
Company's Articles of Association

PROPOSAL #O.5: Re-elect Mr. F. Abbott as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires in terms of the Company's
 Articles of Association

PROPOSAL #O.6: Re-appoint PricewaterhouseCoopers Inc.                      ISSUER          YES          FOR               FOR
 as the External Auditors of the Company

PROPOSAL #O.7: Approve the fee payable to Non-                             ISSUER          YES          FOR               FOR
Executive Directors be increased as specified

PROPOSAL #O.8: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 as a general authority, to allot and issue, after
providing for the requirements of the Harmony [2001]
Share Option Scheme, the Harmony [2003] Share Option
Scheme and the Harmony 2006 Share Option Scheme Plan,
 up to 10% of the authorized but unissued ordinary
shares of 50 cents each in the share capital of the
Company, being 79,656,274 ordinary shares of 50 cents
 each as at 10 OCT 2008, at such time or times to
such person or persons, or Bodies Corporate upon such
 terms and conditions as the Directors may from time
to time in their sole discretion determine, subject
to the provisions of the Companies Act and the JSE
Listings Requirements; [Authority expires at the next
 AGM of the Company]

PROPOSAL #O.9: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to allot and issue equity securities [including the
grant or issue of options or convertible securities
that are convertible into an existing class of equity
 securities] of up to 10% for cash [or the extinction
 of a liability, obligation or commitment,
restraint(s), or settlement of expenses] on such
terms and conditions as the Directors may from time
to time at their sole discretion deem fit, but
subject to the specified JSE Listings Requirements:
the equity securities which are the subject of the
issue for cash must be of a class already in issue,
or where this is not the case, must be limited to
such securities or rights that are convertible into a
 class already in issue; the equity must be issued to
 public shareholders, as defined in the JSE Listings
Requirements, and not to related parties; C)
securities which are the subject of general issues
for cash; i) in the aggregate in any 1 FY may not
exceed 10% of the Company's relevant number of equity
 securities, including the number of any equity
securities which may be issued in future arising out
of the issue of such options/convertible securities,
in issue of that class [for purposes of determining
the securities comprising the 10% number in any one
year, account must be taken of the dilution effect,
in the year of issue of options/ convertible
securities]; ii) of a particular class, will be
aggregated with any securities that are compulsory
convertible into securities of that class, and, in
the case of the issue of compulsory convertible
securities, aggregated with the securities of that
class into which they are compulsory convertible;
iii) as regards the number of securities which may be
 issued [the 10% number], shall be based on the
number of securities of that class in issue added to
those that may be issued in future [arising from the
conversion or options/ convertible securities], at
the date of such application: 1) less any securities
of the class issued, or to be issued in future
arising from options/ convertible securities issued,
during the current FY, 2) plus any securities of that
 class to be issued pursuant to; aa) a rights Issue
which has been announced, is irrevocable and is fully
 underwritten; or bb) an acquisition [which has had
final terms announced] may be included as though they
 were securities in issue as at the date of
application; d) the maximum discount at which equity
securities may be issued is 10% of the weighted
average traded price of such equity securities
measured over me 30 business days prior to the date
that the price of the issue is agreed between the
Company and the party subscribing for the securities;
 the JSE will be consulted for a ruling if the
Company's securities have not traded in such 30

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HARVEY NORMAN HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Q4525E117
  MEETING DATE:          11/25/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and Company's financial                              ISSUER          YES          FOR               FOR
statements, the Directors' declaration and the
Directors' report and independent Audit report for
the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report as                             ISSUER          YES          FOR               FOR
included in the Directors' report for YE 30 JUN 2008

PROPOSAL #3.: Declare the dividend as recommended by                       ISSUER          YES          FOR               FOR
the Board

PROPOSAL #4.a: Re-elect Mr. John Evyn Slack-Smith as                       ISSUER          YES        AGAINST           AGAINST
a Director, who retires by rotation at the close of
the meeting in accordance with Article 63A of the
constitution of the Company

PROPOSAL #4.b: Re-elect Mr. Kenneth William                                ISSUER          YES          FOR               FOR
Gunderson-Briggs as a Director, who retires by
rotation at the close of the meeting in accordance
with Article 63A of the Constitution of the Company

PROPOSAL #4.c: Re-elect Mr. Graham Charles Paton as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation at the close of
the meeting in accordance with Article 63A of the
Constitution of the Company

PROPOSAL #4.d: Re-elect Mr. David Matthew Ackery as a                      ISSUER          YES        AGAINST           AGAINST
 Director, who retires by rotation at the close of
the meeting in accordance with Article 63A of the
Constitution of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HASEKO CORPORATION
  TICKER:                N/A             CUSIP:     J18984104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAW PAR CORPORATION LTD
  TICKER:                N/A             CUSIP:     V42666103
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited financial statements for the FYE 31
DEC 2008 together with the Auditors' report thereon

PROPOSAL #2.: Declare a second and final tax-exempt                        ISSUER          YES          FOR               FOR
dividend of 14 cents per share for the FYE 31 DEC 2008

PROPOSAL #3.: Re-appoint Mr. Lim Kee Ming as an                            ISSUER          YES          FOR               FOR
Independent Director, who retires pursuant to Section
 153(6) of the Companies Act, Chapter 50, to hold
office until the next AGM of the Company

PROPOSAL #4.: Re-appoint Mr. Wee Cho Yaw as the                            ISSUER          YES          FOR               FOR
Chairman of the Board and Investment Committee and a
Member of the Nominating Committee and remuneration
committee of the Company, who retires pursuant to
Section 153(6) of the Companies Act, Chapter 50, to
hold office until the next AGM of the Company

PROPOSAL #5.: Re-appoint Dr. Lee Suan Yew as an                            ISSUER          YES          FOR               FOR
Independent Director and continue as the Member of
the Audit Committee and nominating Committee of the
Company, who retires pursuant to Section 153(6) of
the Companies Act, Chapter 50, to hold office until
the next AGM of the Company

PROPOSAL #6.: Re-elect Mr. Hwang Soo Jin as an                             ISSUER          YES          FOR               FOR
Independent Director and continue as the Member of
the audit Committee and remuneration Committee of the
 Company, who retires pursuant to Section 153(6) of
the Companies Act, Chapter 50, to hold office until
the next AGM of the Company

PROPOSAL #7.: Re-elect Mr. Wee Ee Chao as a Non-                           ISSUER          YES          FOR               FOR
Executive Director, who retires by rotation pursuant
to Article 98 of the Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. Chng Hwee Hong as the                           ISSUER          YES          FOR               FOR
Member of the Investment Committee, who retires by
rotation pursuant to Article 98 of the Company's
Articles of Association

PROPOSAL #9.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
257,000 for the FYE 31 DEC 2008

PROPOSAL #10.: Re-appoint Messrs.                                          ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as the Auditors of the
Company, to hold office until the conclusion of the
next AGM and authorize the Directors to fix their
remuneration

PROPOSAL #11.: Authorize the Directors to offer and                        ISSUER          YES          FOR               FOR
grant options in accordance with the rules of the Haw
 Par Corporation Group 2002 Share Option Scheme [2002
 Scheme] and pursuant to Section 161 of the Companies
 Act, Chapter 50, to allot and issue from time to
time such number of shares in the Company as may be
required to be issued pursuant to the exercise of
options under the 2002 Scheme provided always that
the aggregate number of shares to be issued pursuant
to this resolution shall not exceed 5% of the total
number of issued shares of the Company from time to
time

PROPOSAL #12.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 161 of the Companies Act, Chapter 50, the
Articles of Association of the Company and the
listing rules of the Singapore Exchange Securities
Trading Limited, to issue shares in the Company
[whether by way of rights, bonus or otherwise] at any
 time and upon such terms and conditions and for such
 purposes and to such persons as the Directors may in
 their absolute discretion deem fit provided that the
 aggregate number of shares to be issued pursuant to
this resolution shall not exceed 50% of the issued
share capital of the Company, of which the aggregate
number of shares to be issued other than on a pro-
rata basis to Members of the Company shall not exceed
 20% of the total number of issued share capital of
the Company and for the purposes of this resolution,
the percentage of issued share capital shall be based
 on the total number of issued share capital of the
Company at the time this resolution is passed after
adjusting for new shares arising from the conversion
of share options on issue at the time this resolution
 is passed and any subsequent consolidation or
subdivision of the Company's shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HAYS PLC
  TICKER:                N/A             CUSIP:     G4361D109
  MEETING DATE:          11/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts of the                        ISSUER          YES          FOR               FOR
Company for the YE 30 JUN 2008 and the reports of the
 Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 3.95 pence                       ISSUER          YES        AGAINST           AGAINST
recommended by the Directors for the YE 30 JUN 2008
which, if approved, will be paid on 21 NOV 2008 to
the shareholders on the register at the close of
business on 24 OCT 2008

PROPOSAL #3.: Approve the Board's report on                                ISSUER          YES          FOR               FOR
remuneration for the YE 30 JUN 2008, as specified

PROPOSAL #4.: Re-appoint Mr. Richard J. Smelt as a                         ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #5.: Re-elect Mr. Christopher W. Eccleshare                       ISSUER          YES          FOR               FOR
as a Director of the Company who retires in
accordance with Article 117

PROPOSAL #6.: Re-elect Mr. Paul H. Stoneham as a                           ISSUER          YES          FOR               FOR
Director of the Company who retires in accordance
with Article 117

PROPOSAL #7.: Re-elect Mr. Paul Venables as a                              ISSUER          YES          FOR               FOR
Director of the Company who retires in accordance
with Article 117

PROPOSAL #8.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company until the conclusion of the
next AGM

PROPOSAL #9.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
remuneration of the Auditors of the Company

PROPOSAL #10.: Approve to renew the authority                              ISSUER          YES          FOR               FOR
conferred on the Directors by Article 12 of the
Company's Articles of Association for a period
expiring at the conclusion of the next AGM of the
Company after the date on which this resolution is
passed and for that period the Section 80 amount
shall be GBP 4,585,884

PROPOSAL #S.11: Approve that, subject to the passing                       ISSUER          YES          FOR               FOR
of Resolution 10 above, to renew the power conferred
on the Directors by Article 13 of the Company's
Articles of Association for a period expiring at the
conclusion of the next AGM of the Company after the
date on which this resolution is passed and for that
period Section 89 amount shall be GBP 687,882,
notwithstanding the provisions of Article 13 of the
Company's Articles of Association, this power applies
 in relation to a sale of shares which is an
allotment of equity securities by virtue of Section
94(3A) of the Companies Act 1985

PROPOSAL #S.12: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases [Section 163(3) of the Companies Act 1985
[as amended]] of up to 206,364,799 ordinary shares of
 1p each in the capital of the Company, at a minimum
price of 1p and up to 105% of the average of the
middle market quotations for such shares as derived
from the London Stock Exchange Daily Official List of
 the UK Listing Authority for the 5 business days, an
 amount equal to the higher of the price of the last
independent trade of an ordinary share and the
current independent bid for an ordinary share as
derived from the London Stock Exchange Trading System
 [SETS]; [Authority expires the earlier of the
conclusion of the next AGM of the Company or 18
months]; the Company, before the expiry, may make a
contract to purchase ordinary shares which will or
may be executed wholly or partly after such expiry

PROPOSAL #S.13: Adopt, the Articles of Association of                      ISSUER          YES          FOR               FOR
 the Company in substitution for, and to the
exclusion of the existing Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HBOS PLC
  TICKER:                N/A             CUSIP:     G4364D106
  MEETING DATE:          12/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject and conditional on the                      ISSUER          YES          FOR               FOR
 placing and the open offer [as specified] becoming
unconditional, the waiver granted by the Panel on
Takeovers and Mergers of any obligation which might
otherwise arise for The Commissioners of Her
Majesty's Treasury or their nominee [HM Treasury] to
make a general cash offer to the remaining ordinary
shareholders of the Company for all the issued
ordinary shares in the capital of the Company held by
 them pursuant to Rule 9 of the City Code on
Takeovers and Mergers, following completion of the
Placing and the Open Offer

PROPOSAL #S.2: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital of the Company from GBP 5,410,000,000,
EUR 3,000,000,000, USD 5,000,000,000, AUD
1,000,000,000, CAD 1,000,000,000 and CNY
100,000,000,000 to GBP 7,288,000,000, EUR
3,000,000,000 USD 5,000,000,000, AUD 1,000,000,000,
CAD 1,000,000,000 and CNY 100,000,000,000 by the,
creation of: 7,500,000,000 New Ordinary Shares of 25
pence each; and 3,000,000 New preference shares of
GBP 1 each; and authorize the Directors of the
Company [the Directors], pursuant to Section 80 of
the Companies Act 1985, to exercise all the powers of
 the Company to allot relevant securities [as defined
 in Section 80(2) of the Companies Act 1985] up to an
 aggregate nominal amount of GBP 1,875,000,000 in
respect of ordinary shares of 25 pence, each in
connection with the Placing and Open Offer, and GBP
3,000,000 in respect of preference shares of GBP 1
each; [Authority expires earlier on 30 JUN 2009] and
the Directors may allot relevant securities after the
 expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry; and
approve the terms of the capital raising [as
specified] and authorize the Directors to implement
the Capital Raising as specified, to exercise all the
 powers of the Company to the extent the Directors
determine necessary to implement the Capital Raising

PROPOSAL #S.3: Approve the Ordinary Share Scheme of                        ISSUER          YES          FOR               FOR
arrangement; cancellation of Scheme Shares; creation
of New Ordinary Shares; allotment of New Ordinary
Shares; amendments of Articles; reclassification of
Ordinary Shares

PROPOSAL #S.4: Approve the Preference Share Scheme;                        ISSUER          YES          FOR               FOR
creation and allotment of New Preference Shares;
amendments of Articles; reclassification of
Preference Shares

PROPOSAL #S.5: Approve, subject to and conditional on                      ISSUER          YES          FOR               FOR
 Resolutions 3 and 4 as specified, relating to the
HBOS 9 1/4% Preference Shares being passed, for the
purpose of giving effect to the Preference Scheme,
the share capital of the Company be reduce by
canceling and extinguishing the HBOS 9 1/4%
Preference Shares in accordance with the terms of the
 Preference Scheme or, to the extent that the HBOS 9
1/4% Preference Shares have been reclassified into A
Preference Shares and B Preference Shares pursuant
Resolution 4(a) as specified in respect of the HBOS 9
 1/4% Preference Shares

PROPOSAL #S.6: Approve, subject to and conditional on                      ISSUER          YES          FOR               FOR
 Resolutions 3 and 4 as specified, relating to the
HBOS 9 3/4% Preference Shares being passed, for the
purpose of giving effect to the Preference Scheme,
the share capital of the Company be reduced by
canceling and extinguishing the HBOS 9 3/4%
Preference Shares in accordance with the terms of the
 Preference Scheme or, to the extent that the HBOS 9
3/4% Preference Shares have been reclassified into A
Preference Shares and B Preference Shares pursuant
Resolution 4(a) as specified in respect of the HBOS 9
 3/4% Preference Shares

PROPOSAL #S.7: Approve, subject to and conditional on                      ISSUER          YES          FOR               FOR
 Resolutions 3 and 4 as specified, relating to the
HBOS 6.0884% Preference Shares being passed, for the
purpose of giving effect to the Preference Scheme,
the share capital of the Company be reduced by
canceling and extinguishing the HBOS 6.0884%
Preference Shares in accordance with the terms of the
 Preference Scheme or, to the extent that the HBOS
6.0884% Preference Shares have been reclassified into
 A Preference Shares and B Preference Shares pursuant
 Resolution 4(a) as specified in respect of the HBOS
6.0884% Preference Shares

PROPOSAL #S.8: Approve, subject to and conditional on                      ISSUER          YES          FOR               FOR
 Resolutions 3 and 4 as specified, relating to the
HBOS 6.475% Preference Shares being passed, for the
purpose of giving effect to the Preference Share
Scheme, the share capital of the Company be reduced
by canceling and extinguishing the HBOS 6.475%
Preference Shares in accordance with the terms of the
 Preference Share Scheme or, to the extent that the
HBOS 6.475% Preference Shares have been reclassified
into A Preference Shares and B Preference Shares
pursuant Resolution 4(a) as specified in respect of
the HBOS 6.475% Preference Shares

PROPOSAL #S.9: Approve, subject to and conditional on                      ISSUER          YES          FOR               FOR
 Resolutions 3 and 4 as specified, relating to the
HBOS 6.3673% Preference Shares being passed, for the
purpose of giving effect to the Preference Scheme,
the share capital of the Company be reduced by
canceling and extinguishing the HBOS 6.3673%
Preference Shares in accordance with the terms of the
 Preference Share Scheme or, to the extent that the
HBOS 6.3673% Preference Shares have been reclassified
 into A Preference Shares and B Preference Shares
pursuant Resolution 4(a) as specified in respect of
the HBOS 6.3673% Preference Shares

PROPOSAL #S.10: Approve, subject to and conditional                        ISSUER          YES          FOR               FOR
on Resolutions 3 and 4 as specified, relating to the
HBOS 6.413% Preference Shares being passed, for the
purpose of giving effect to the Preference Scheme,
the share capital of the Company be reduced by
canceling and extinguishing the HBOS 6.413%
Preference Shares in accordance with the terms of the
 Preference Share Scheme or, to the extent that the
HBOS 6.413% Preference Shares have been reclassified
into A Preference Shares and B Preference Shares
pursuant Resolution 4(a) as specified in respect of
the HBOS 6.413% Preference Shares

PROPOSAL #S.11: Approve, subject to and conditional                        ISSUER          YES          FOR               FOR
on Resolutions 3 and 4 as specified, relating to the
HBOS 5.92% Preference Shares being passed, for the
purpose of giving effect to the Preference Scheme,
the share capital of the Company be reduced by
canceling and extinguishing the HBOS 5.92% Preference
 Shares in accordance with the terms of the
Preference Scheme or, to the extent that the HBOS
5.92% Preference Shares have been reclassified into A
 Preference Shares and B Preference Shares pursuant
Resolution 4(a) as specified in respect of the HBOS
5.92% Preference Shares

PROPOSAL #S.12: Approve, subject to and conditional                        ISSUER          YES          FOR               FOR
on Resolutions 3 and 4 as specified, relating to the
HBOS 6.657% Preference Shares being passed, for the
purpose of giving effect to the Preference Scheme,
the share capital of the Company be reduced by
canceling and extinguishing the HBOS 6.657%
Preference Shares in accordance with the terms of the
 Preference Scheme or, to the extent that the HBOS
6.657% Preference Shares have been reclassified into
A Preference Shares and B Preference Shares pursuant
Resolution 4(a) as specified in respect of the HBOS
6.657% Preference Shares

PROPOSAL #S.13: Approve, subject and conditional on                        ISSUER          YES          FOR               FOR
Resolutions 3 and 4 as specified, relating to the
HBOS 12% Preference Shares being passed, for the
purpose of giving effect to the Preference Scheme,
the share capital of the Company be reduced by
canceling and extinguishing the HBOS 12% Preference
Shares in accordance with the terms of the Preference
 Scheme or, to the extent that the HBOS 12%
Preference Shares have been reclassified into A
Preference Shares and B Preference Shares pursuant
Resolution 4(a) as specified in respect of the HBOS

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HBOS PLC
  TICKER:                N/A             CUSIP:     G4364D106
  MEETING DATE:          12/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve [without or without                                  ISSUER          YES          FOR               FOR
modification] a Scheme of arrangement [the
Scheme]under Sections 895 to 899 of the Companies Act
 2006, to be made between the Company and the Scheme
Shareholders and authorize the Directors of the
Company to take all such actions as they consider
necessary or appropriate for carrying the Scheme in
to effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HCL TECHNOLOGIES LTD
  TICKER:                N/A             CUSIP:     Y3121G147
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the profit and loss account for                        ISSUER          YES          FOR               FOR
the YE 30 JUN 2008 and the balance sheet as on that
date together with the reports of the Directors and
the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Amal Ganguli as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. T.S.R. Subramanian as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Ajai Chowdhry as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint M/s. Price Waterhouse,                            ISSUER          YES          FOR               FOR
Chartered Accountants as the Auditors of the Company
to hold office from the conclusion of this meeting
until the conclusion of the next AGM and approve to
fix their remuneration

PROPOSAL #6.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #S.7: Approve, in accordance with Articles                        ISSUER          YES          FOR               FOR
94 and 95 of the Articles of Association of the
Company and Section 309(4)(b) of the Companies Act,
1956, to pay the commission not exceeding 1% of the
net profits of the Company to all the Non-Executive
Directors of the Company collectively in each FY over
 a period of 5 years beginning from 01 JUL 2008 and
extending up to and including the FY of the Company
ending on 30 JUN 2013; the quantum of Commission at
the end of each FY to be paid to the above Directors
shall be decided by the Board of Directors [Board] or
 by Mr. Shiv Nadar, the Chairman & the Chief Strategy
 Officer, in case the requisite quorum to take
decision on this item is not available in the Board
meeting; and authorize the Board for the purpose of
giving effect to the above resolution to do all such
acts, deeds, matters and things as it may in its sole
 and absolute discretion deem necessary or expedient

PROPOSAL #8.: Appoint Mr. Vineet Nayar as a Director                       ISSUER          YES          FOR               FOR
of the Company; approve pursuant to Sections 198,
209, 309, and all other applicable provisions of the
Companies Act, 1956, read with Schedule XIII to the
said Act, appoint Mr. Vineet Nayar as a Chief
Executive Officer and the Whole-time Director of the
Company for a period of 5 years with effect from 01
AUG 2008 to 31 JUL 2013 on the terms and conditions
including remuneration as specified with authority to
 the Board of Directors [hereinafter referred to as
the Board which term shall include a Committee of
Directors] to alter and vary the terms and conditions
 of the said appointment in such manner as may be
agreed to between the Board and Mr. Vineet Nayar as
specified and authorize the Board to take such steps
as the Board may consider necessary or expedient to
give effect to this resolution

PROPOSAL #9.: Authorize the Board of Directors                             ISSUER          YES        AGAINST           AGAINST
[hereinafter referred to as the Board which term
shall include a Committee of Directors] of the
Company, pursuant to the provisions of Section
293[1][d] and all other applicable provisions, if
any, of the Companies Act, 1956, to borrow any sum or
 sums of money from time to time at its discretion,
for the purpose of business of the Company which
together with the monies already borrowed by the
Company [apart from temporary loans obtained from the
 Company's bankers in the ordinary course of
business] up to INR 4000 Crores, outstanding at any
time, over and above the aggregate of the paid-up
share capital and free reserves of the Company; and
for the purpose of giving effect to this resolution
to finalize, settle and execute such documents/
deeds/ agreements and other papers as may be required
 and to do all such acts, deeds and things, as it may
 in its absolute discretion deemed necessary proper
or desirable and to settle any question, difficulty
or doubt that may be arise in regard to the

PROPOSAL #10.: Authorize the Board of Directors                            ISSUER          YES        AGAINST           AGAINST
[hereinafter referred to as the Board which term
shall include a Committee of Directors] of the
Company, pursuant to the provisions of Section
293[1][a] and all other applicable provisions, if
any, of the Companies Act, 1956, consent of the
Members to create mortgage[s] and or charge[s], in
addition to the existing mortgage[s] and/ or
charge[s] created by the Company, in such form and
manner and for such time and on such terms as the
Board may determine, on all or any of the moveable
and/ or immoveable properties of the Company, both
present and future , together with the power to take
over the management of the business and concern of
the Company in certain events of defaults, in favor
of the lender[s]/ agent[s]/ trustee[s] for securing
the borrowings of the Company availed or to be
availed by way of loan[s] [in foreign currency and /
or rupee currency] and any other securities
[including debentures] issued or to be issued by the
Company, from time to time together with interest,
additional interest, compound interest, liquidated
damages, commitment charges and all other charges and
 expenses payable by the Company in respect of the
said Loan Agreement[s]/ Debenture Trust Deed[s], or
any other document entered into, to be entered into
between the Company and the lender[s]/ agent[s]/
trustee[s], up to INR 4000 Crores, outstanding at any
 time, over and above the aggregate of paid-up share
capital and free reserves of the Company; and for the
 purpose of giving effect to this resolution to
finalize, settle and execute such documents/ deeds/
agreements and other papers may be required and to do
 all such acts, deeds and things, as it may in its
absolute discretion deem necessary, proper or
desirable and to settle any question, difficulty or
doubt that may arise in regard to creating

PROPOSAL #S.11: Authorize the Board of Directors                           ISSUER          YES          FOR               FOR
[hereinafter referred to as the Board which term
shall include a Committee of Directors] of the
Company, pursuant to the provisions of Section 372A
and all other applicable provisions, if any, of the
Companies Act, 1956, and subject to such approvals,
consents and sanctions of appropriate authorities as
may be necessary, to make investment[s] from time to
time by way of subscription, purchase and/or
otherwise in the securities of any other body
Corporate as the Board may in its absolute discretion
 deem beneficial and in the interest of the Company,
up to INR 4000 Crores over and above the limits that
are specified under section 372A of the said Act; and
 to take such steps as may be necessary or obtaining
the approvals, statutory, contractual or otherwise,
in relation to the above and to settle all matters
arising out of and incidental thereto, and to sign
and execute all deeds, applications, documents and
writings that may be required, on behalf of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HEIDELBERGCEMENT AG, HEIDELBERG
  TICKER:                N/A             CUSIP:     D31709104
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report as well as the
report by the Board of Managing Directors pursuant to
 Sections 289(4) and 315(4) of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 16,355,874.94 as follows:
 payment of a dividend of EUR 0.12 per no-par share,
EUR 1,355,874.94 shall be carried forward, ex-
dividend and payable date: 8 MAY 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009 FY                      ISSUER          NO           N/A               N/A
 and for the interim report: Ernst + Young AG,

PROPOSAL #6.: Renewal of the Authorized Capital II                         ISSUER          NO           N/A               N/A
and the corresponding amendment to the Articles of
Association: the existing Authorized Capital II shall
 be revoked; he Board of Managing Directors shall be
authorized, with the consent of the Supervisory
Board, to increase the Company's share capital by up
to EUR 86,500,000 through the issue of new bearer no-
par shares against payment in cash or kind, on or
before 06 MAY 2014 [Authorized Capital II],
shareholders shall be granted subscription rights
except for residual amounts, payment in kind in
connection with Mergers and Acquisitions and the
satisfaction of conversion and/or option rights;
Section 4(3) shall be amended accordingly

PROPOSAL #7.: Resolution on the authorization to                           ISSUER          NO           N/A               N/A
grant Convertible Bonds or Warrants, participating or
 profit-sharing rights, the creation of a contingent
capital and the corresponding amendment to the
Articles of Association: the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board to grant Bearer Convertible
Bonds or Warrants, participating or profit-sharing
rights or a combination of these instruments of up to
 EUR 2,000,000,000, conferring option or conversion
rights for bearer no-par shares of the Company, on or
 before 6 MAY 2014, the Board of Managing Directors
shall be authorized, with the consent of the
Supervisory Board, to exclude shareholders'
subscription rights for residual amounts, the
satisfaction of option and/or convertible rights,
Bonds conferring convertible or option rights for up
to 10% of the Company's share capital against payment
 in cash at a price not materially below the market
price of the shares, and participating or profit-
sharing rights with debenture-like features, the
Company's share capital shall be increased by up to
EUR 187,500,000 through the issue of up to 62,500,00
new bearer shares, in so far as option or convertible
 rights are exercised as per Item 7 of the agenda

PROPOSAL #8.1: Election of Mr. Fritz-Juergen Heckmann                      ISSUER          NO           N/A               N/A
 to the Supervisory Board

PROPOSAL #8.2: Election of Mr. Gerhard Hirth to the                        ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #8.3: Election of Mr. Max Dietrich Kley to                        ISSUER          NO           N/A               N/A
the Supervisory Board

PROPOSAL #8.4: Election of Mr. Ludwig Merckle to the                       ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #8.5: Election of Mr. Tobias Merckle to the                       ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #8.6: Election of Eduard Schleicher to the                        ISSUER          NO           N/A               N/A
Supervisory Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HEIDELBERGER DRUCKMASCHINEN AG, HEIDELBERG
  TICKER:                N/A             CUSIP:     D3166C103
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2007 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report and the report of
 the Board of Management Directors present to section
 289[4] and 315[4] of the Germen Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 83,138,224,98 as follows:
 payment of a dividend of EUR 0.95 per no-par share
EUR 9,376,962,68 shall be carried forward Ex-dividend
 and payable date: 21 JUL 2008

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2008 FY

PROPOSAL #6.1: Elections to the Supervisory Board Dr.                      ISSUER          NO           N/A               N/A
 Werner Brandt

PROPOSAL #6.2: Elections to the Supervisory Board Mr.                      ISSUER          NO           N/A               N/A
 Edwin Eichler

PROPOSAL #6.3: Elections to the Supervisory Board Dr.                      ISSUER          NO           N/A               N/A
 Siegfried Jaschinski

PROPOSAL #6.4: Elections to the Supervisory Board Mr.                      ISSUER          NO           N/A               N/A
 Robert J. Koehler

PROPOSAL #6.5: Elections to the Supervisory Board Dr.                      ISSUER          NO           N/A               N/A
 Gerhard Rupprecht

PROPOSAL #6.6: Elections to the Supervisory Board                          ISSUER          NO           N/A               N/A
Prof. Dr. Guenther Schuh

PROPOSAL #6.7: Elections to the Supervisory Board Dr.                      ISSUER          NO           N/A               N/A
 Klaus Sturany

PROPOSAL #6.8: Elections to the Supervisory Board Dr.                      ISSUER          NO           N/A               N/A
 Mark Woessner

PROPOSAL #7.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the company shall be authorized to
acquire own shares of up to 10% of its share capital
at prices not deviating more than 10% from the market
 price from the share on or before 15 JAN 2010, the
board of Management Directors shall be authorized to
dispose of the shares in the manner other than the
stock exchange or an offer to all shareholders if the
 shares are sold at a price not materially below
their market price, to use the shares in connection
with merges and acquisitions or within the scope of
the Company Stock Option Plan 1999, and to retire the

PROPOSAL #8.: Authorization to use derivatives for                         ISSUER          NO           N/A               N/A
the acquisition of own shares the Company shall also
be authorized to use put and call options for the
acquisition of own shares of upt o 5% or the
Company's share capital at a prices not derivating
more than 10 from the market price of the shares or
on before 15 JAN 2010

PROPOSAL #9.: Resolution on the authorization to                           ISSUER          NO           N/A               N/A
issue convertible bonds, warrant bonds, profit-
sharing rights and/or profit sharing certificates,
the creation of a contingent capital 2008/I, and the
corresponding amendment to the Articles of
Association the Board of managing Directors shall be
authorized with the consent of Supervisory Board to
issue bearer and or registered bonds, profit sharing
certificates of up to EUR 500,000,000 conferring
convertible and/or option rights for up to
19,979,118,08 new shares of the Company on or before
17 JUL 2013 shareholders shall be granted
subscription rights except for the issue of bonds
conferring convertible and/or option rights for
shares of the Company of up to 10% of its share
capital such bonds are issued at a price not
materially below their theoretical market value for
the issue of profit-sharing rights or profit-sharing
certificates not conferring conversion or option
rights for shares of the Company for residual rights
to the bond holders the Company's share capital shall
 be increased accordingly by up to EUR 19,979,118.08
through the issue up to 7,804,343 new bearer no-par
share, insofar as convertible and/or option rights

PROPOSAL #10.: Resolution on the authorization to                          ISSUER          NO           N/A               N/A
issue convertible bonds, warrant bonds, profit-
sharing rights and/or profit sharing certificates,
the creation of a contingent capital 2008/II, and the
 corresponding amendment to the Articles of
Association the Board of managing Directors shall be
authorized with the consent of Supervisory Board to
issue bearer and or registered bonds, profit sharing
certificates of up to EUR 500,000,00 conferring
convertible and/or option rights for upto
19,979,118,08 new shares of the Company on or before
17 JUL 2013 shareholders shall be granted
subscription rights except for the issue of bonds
conferring convertible and/or option rights for
shares of the Company of up to 10% of its share
capital sucb bonds are issued at a price not
materially below their theoretical market value for
the issue of profit-sharing rights or profit-sharing
certificates not conferring conversion or option
rights for shares of the Company for residual
amounts, and for the granting of such rights to other
 bondholders the company share capital shall be
increased accordingly by up to EUR 19,979,118.08
through the issue up to 7,804,343 new bearer no-par
share, insofar as conv and/or option rights are

PROPOSAL #11.: Resolution on the revocation of the                         ISSUER          NO           N/A               N/A
existing authorized capital 2006, the creation of new
 authorized capital 2008, and the corresponding
amendment to the Articles of Association the Board of
 managing Directors shall be authorized with the
consent of Supervisory Board to increase the Company
share capital up to EUR 59,937,356.80 through the
issue of new shares against payment in cash or kind,
on or before 01 JUL 2011 shareholders shall be
granted subscription rights except for a capital
increase of up to 10% of the Company's share capital
against payment in cash if the new shares are issued
at a price not materially below their market price,
for a capital increase against payment in kind and
for residual amounts

PROPOSAL #12.: Approval of the control and the profit                      ISSUER          NO           N/A               N/A
 transfer agreement with the Company's wholly-owned
subsidiary Heidelberg consumables holdings GMBH,
effective until at least 31 DEC 2013

PROPOSAL #13.: Amendment to the Articles of                                ISSUER          NO           N/A               N/A
Association in respect to the financial statements,
the annual report the group financial statements, the
 group annual report and the proposal and the
proposal on the appropriation of the distributable
profit being presented by the Board of Managing
Directors within three months after the end of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HEINEKEN HOLDING NV
  TICKER:                N/A             CUSIP:     N39338194
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Report for the FY 2008                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Adopt the financial statements for the                       ISSUER          YES          FOR               FOR
FY 2008

PROPOSAL #3.: Announcements of the appropriate of the                      ISSUER          NO           N/A               N/A
 balance of the Income statement pursuant to the
provisions in Article 10, paragraph 6, of the
Articles of Association and the distribution of
retained earnings

PROPOSAL #4.: Grant discharge of the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #5.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #6.a: Approve to extend and amend the                             ISSUER          YES          FOR               FOR
authorization of the Board of Directors to acquire
own shares

PROPOSAL #6.b: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
issue [rights to] shares

PROPOSAL #6.c: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
restrict or exclude shareholder's pre-emptive rights

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HEINEKEN N V
  TICKER:                N/A             CUSIP:     N39427211
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Adopt the financial statements for the                      ISSUER          YES          FOR               FOR
 FY 2008

PROPOSAL #1.B: Approve the decision on the                                 ISSUER          YES          FOR               FOR
appropriation of the balance of the income statement
in accordance with Article 12 paragraph 7 of the
Company's Articles of Association and the
distribution of retained earnings

PROPOSAL #1.C: Grant discharge to the Members of the                       ISSUER          YES          FOR               FOR
Executive Board

PROPOSAL #1.D: Grant discharge to the Members of the                       ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #2.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Approve the extension and amendment of                      ISSUER          YES          FOR               FOR
 the authorization of the Executive Board to acquire
own shares under which the maximum number of shares
that may be acquired will remain limited to 10% of
the issued share capital of  the Company

PROPOSAL #3.B: Authorize the Executive Board to issue                      ISSUER          YES          FOR               FOR
 [rights to] shares

PROPOSAL #3.C: Authorize the Executive Board to                            ISSUER          YES          FOR               FOR
restrict or exclude shareholders' pre-emptive rights

PROPOSAL #5.A: Re-appoint Mr. M. Das as a Member of                        ISSUER          YES          FOR               FOR
the Supervisory Board

PROPOSAL #5.B: Re-appoint Mr. J. M. Hessels as a                           ISSUER          YES          FOR               FOR
Member of the Supervisory Board

PROPOSAL #5.C: Appoint Mr. Ch. Navarre as a Member of                      ISSUER          YES          FOR               FOR
 the Supervisory Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HEIWA CORPORATION
  TICKER:                N/A             CUSIP:     J19194109
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HELLENIC PETE S A
  TICKER:                N/A             CUSIP:     X3234A111
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report on the                                    ISSUER          NO           N/A               N/A
administration of 2008 and submission of Board of
Director's and Chartered Auditors' reports on
Company's and consolidated financial statements for

PROPOSAL #2.: Approve the Company's financial                              ISSUER          NO           N/A               N/A
statements and the consolidated ones for 2008

PROPOSAL #3.: Approve the profits disposal                                 ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approve to dismiss the Board of                              ISSUER          NO           N/A               N/A
Directors and Auditors from every compensational
liability for 2008

PROPOSAL #5.: Approve the Board of Director's                              ISSUER          NO           N/A               N/A
remuneration for 2008 and its determination for 2009

PROPOSAL #6.: Approve the remunerations of Board of                        ISSUER          NO           N/A               N/A
Director's president and managing consultant and
their determination for 2009

PROPOSAL #7.: Elect the Chartered Auditors for 2009                        ISSUER          NO           N/A               N/A
and determination of their salaries

PROPOSAL #8.: Approve the Board of Director's                              ISSUER          NO           N/A               N/A
decision on Stock Option Plan for 2009

PROPOSAL #9.: Approve the extension and modification                       ISSUER          NO           N/A               N/A
of the current Stock Option Plan

PROPOSAL #10.: Approve the commitment and of non-                          ISSUER          NO           N/A               N/A
distribution of taxed reserves regarding the covering
 of own participation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HELLENIC TELECOMMUNICATIONS ORG. S.A.
  TICKER:                OTE             CUSIP:     423325307
  MEETING DATE:          1/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF AMENDMENTS OF ARTICLES 8                         ISSUER          NO           N/A               N/A
(BOARD OF DIRECTORS), 9 (ELECTION, COMPOSITION AND
TERM OF THE BOARD OF DIRECTORS), 10 (INCORPORATION
AND OPERATION OF THE BOARD OF DIRECTORS) AND 12
(MANAGING DIRECTOR) OF THE ARTICLES OF INCORPORATION
CURRENTLY IN FORCE.

PROPOSAL #02: DEFINITION OF THE NUMBER OF THE MEMBERS                      ISSUER          NO           N/A               N/A
 OF THE BOARD OF DIRECTORS TO BE ELECTED, ELECTION OF
 NEW MEMBERS OF THE BOARD OF DIRECTORS, PURSUANT TO
ARTICLE 9 OF THE ARTICLES OF INCORPORATION, AND
APPOINTMENT OF INDEPENDENT MEMBERS AMONGST THEM.

PROPOSAL #03: APPOINTMENT OF MEMBERS OF THE AUDIT                          ISSUER          NO           N/A               N/A
COMMITTEE, ACCORDING TO ARTICLE 37 OF LAW 3693/2008.

PROPOSAL #04: APPROVAL OF A SHARE BUY BACK PROGRAM,                        ISSUER          NO           N/A               N/A
OF OTE S.A. IN ACCORDANCE WITH ARTICLE 16 OF LAW
2190/1920.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HELLENIC TELECOMMUNICATIONS ORG. S.A.
  TICKER:                OTE             CUSIP:     423325307
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: AMENDMENT OF THE ARTICLES OF                                 ISSUER          NO           N/A               N/A
INCORPORATION AS IN FORCE, BY: (A) REPHRASING OF
ARTICLES 8, 9, 10 AND 12; (B) AMENDMENT OF ARTICLE
13; (C) AMENDMENT OF THE ARTICLES 16, 17, 18, 21, 22,
 23, 24, 25, 31, 32; (D) DELETION OF ARTICLE 19; (E)
RE-NUMBERING OF ARTICLES 20 TO 33.

PROPOSAL #02: APPOINTMENT OF MEMBERS OF THE AUDIT                          ISSUER          NO           N/A               N/A
COMMITTEE, PURSUANT TO ARTICLE 37 OF LAW 3693/2008.

PROPOSAL #03: APPROVAL OF ACQUISITION OF OWN SHARES                        ISSUER          NO           N/A               N/A
BY OTE S.A., PURSUANT TO ARTICLE 16 OF C.L. 2190/1920.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HELLENIC TELECOMMUNICATIONS ORG. S.A.
  TICKER:                OTE             CUSIP:     423325307
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE MANAGEMENT REPORT OF                         ISSUER          NO           N/A               N/A
THE BOARD, THE AUDIT REPORT PREPARED BY CERTIFIED
AUDITORS ON THE SEPARATE AND CONSOLIDATED FINANCIAL
STATEMENT OF OTE S.A. ENDED ON DECEMBER 31, 2008.

PROPOSAL #02: EXONERATION OF THE MEMBERS OF THE BOARD                      ISSUER          NO           N/A               N/A
 OF DIRECTORS AND THE AUDITORS OF ALL LIABILITY, FOR
FISCAL YEAR 2008.

PROPOSAL #03: APPOINTMENT OF CHARTERED AUDITORS FOR                        ISSUER          NO           N/A               N/A
THE ORDINARY AUDIT OF THE FINANCIAL STATEMENTS, IN
ACCORDANCE WITH INTERNATIONAL FINANCIAL REPORTING
STANDARDS, FOR THE FISCAL YEAR 2009.

PROPOSAL #04: APPROVAL OF THE REMUNERATION PAID TO                         ISSUER          NO           N/A               N/A
THE MEMBERS OF THE BOARD OF DIRECTORS, THE AUDIT
COMMITTEE AND THE COMPENSATION & HUMAN RESOURCES
COMMITTEE FOR FISCAL YEAR 2008 AND DETERMINATION OF
THEIR REMUNERATION FOR FISCAL YEAR 2009.

PROPOSAL #05: APPROVAL OF THE REMUNERATION PAID IN                         ISSUER          NO           N/A               N/A
2008 TO THE CHAIRMAN OF THE BOARD OF DIRECTORS AND

PROPOSAL #06: APPROVAL OF CONTRACTS BETWEEN THE                            ISSUER          NO           N/A               N/A
COMPANY AND MEMBERS OF BOARD, PURSUANT TO ARTICLES
23A AND 24 OF THE CODIFIED LAW 2190/1920.

PROPOSAL #07: RENEWAL OF CONTRACT FOR THE COVERING OF                      ISSUER          NO           N/A               N/A
 CIVIL LIABILITY OF MEMBERS OF THE BOARD AND
COMPANY'S EXECUTIVE DIRECTORS.

PROPOSAL #08: AMENDMENT OF THE TERMS OF THE STOCK                          ISSUER          NO           N/A               N/A
OPTION PLAN FOR EXECUTIVES OF THE COMPANY AND
AFFILIATED COMPANIES.

PROPOSAL #09: DEFINITION OF THE NUMBER OF THE MEMBERS                      ISSUER          NO           N/A               N/A
 OF BOARD OF DIRECTORS TO BE ELECTED, ELECTION OF NEW
 BOARD OF DIRECTORS.

PROPOSAL #10: APPOINTMENT OF MEMBERS OF THE AUDIT                          ISSUER          NO           N/A               N/A
COMMITTEE, PURSUANT TO ARTICLE 37 OF LAW 3693/2008.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HENDERSON INVT LTD
  TICKER:                N/A             CUSIP:     Y31401105
  MEETING DATE:          12/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
accounts and the reports of the Directors and the
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Lee Ka Kit as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. Lee Ka Shing as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Re-elect Mr. Suen Kwok Lam as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.4: Re-elect Mr. Eddie Lau Yum Chuen as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.5: Re-elect Mr. Li Ning as a Director                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.6: Re-elect Mr. Philip Yuen Pak Yiu as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.7: Re-elect Mr. Wu King Cheong as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.8: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors remuneration

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #5.a: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase ordinary shares of HKD 0.20 each in
the capital of the Company during the relevant
period, on The Stock Exchange of Hong Kong Limited
[Stock Exchange] or on any other stock exchange on
which the securities of the Company may be listed and
 recognized by the Stock Exchange and the Securities
and Futures Commission for this purpose, subject to
and in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
Stock Exchange as amended from time to time, not
exceeding 10% of the aggregate nominal amount of the
share capital of the Company; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company or the
Companies Ordinance [Chapter 32 the Laws of Hong

PROPOSAL #5.b: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares of
the Company and to make or grant offers, agreements
or options [including warrants, bonds, debentures,
notes and other securities convertible into shares in
 the Company] during and after the relevant period,
not exceeding 20% of the aggregate nominal amount of
the share capital of the Company, otherwise than
pursuant to: i) a Rights Issue [as specified]; or ii)
 any option scheme or similar arrangement for the
time being adopted for the grant or issue to the
employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares of
 the Company; or iii) an issue of shares in the
Company upon the exercise of subscription rights or
conversion rights attaching to any warrants or
convertible notes which may be issued by the Company
or any of its subsidiaries; or iv) any scrip dividend
 pursuant to Articles of Association of the Company
from time to time; and [Authority expires the earlier
 of the conclusion of the next AGM of the Company or
the expiration of the period within which the next
AGM of the Company is required by the Articles of
Association of the Company or the Companies Ordinance
 [Chapter 32 the Laws of Hong Kong] to be held]

PROPOSAL #5.c: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors and for the time being in
force to exercise the powers of the Company to allot,
 issue and deal with additional shares of the Company
 pursuant to Resolution 5.B by the addition to the
aggregate nominal amount of share capital which may
be allotted, issued and dealt with by the Directors
pursuant to such general mandated an amount
representing the aggregate nominal amount of shares
in the capital of the Company repurchased by the
Company since the granting of the said general
mandate pursuant to the exercise by the Directors of
the powers of the Company to repurchase such shares
under the authority granted pursuant to Resolution
5.A provided that such amount shall not exceed 10% of
 the aggregate nominal amount of the share capital of
 the Company in issue as at the date of this

PROPOSAL #S.6: Amend the Articles 78 and Article 123                       ISSUER          YES          FOR               FOR
of the Articles of Association of the Company, as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HENDERSON LAND DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y31476107
  MEETING DATE:          12/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Audited                              ISSUER          YES          FOR               FOR
Accounts and the Reports of the Directors and
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Lee Ka Kit as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. Lee Ka Shing as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Re-elect Mr. Suen Kwok Lam as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #3.4: Re-elect Mr. Patrick Kwok Ping Ho as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.5: Re-elect Mrs. Angelina Lee Pui Ling as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.6: Re-elect Mr. Wu King Cheong as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors to repurchase                       ISSUER          YES          FOR               FOR
ordinary shares of HKD 2.00 each in the capital of
the Company during the relevant period, on The Stock
Exchange of Hong Kong Limited [Stock Exchange] or any
 other stock exchange on which the shares of the
Company may be listed and recognized by the Stock
Exchange and the Securities and Futures Commission,
on share repurchases for such purposes, subject to
and in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
Stock Exchange as amended from time to time, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or the
Companies Ordinance [Chapter 32 of the Laws of Hong
Kong] to be held]

PROPOSAL #5.B: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares of
the Company and make or grant offers, agreements and
options [including warrants, bonds, debentures, notes
 and other securities convertible into shares in the
Company] during and after the relevant period, not
exceeding the aggregate of 20% of the aggregate
nominal amount of the share capital of the Company,
otherwise than pursuant to i) a rights issue; or ii)
any option scheme or similar arrangement; or iii) an
issue of shares in the Company upon the exercise of
the subscription or conversion rights attaching to
any warrants or convertible notes which may be issued
 by the Company or any of its subsidiaries; or iv)
any scrip dividend pursuant to the Articles of
Association of the Company from time to time;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or the Companies Ordinance [Chapter 32 of the
 Laws of Hong Kong] to be held]

PROPOSAL #5.C: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors of the Company to allot,
issue and deal with any additional shares of the
Company pursuant to Resolution 5.B, by the addition
to the aggregate nominal amount of share capital
which may be allotted, issued and dealt with or
agreed conditionally or unconditionally to be
allotted, issued and dealt with by the Directors
pursuant to such general mandate an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company pursuant to Resolution 5.A, provided that
such amount does not exceed 10% of the aggregate
nominal amount of the share capital of the Company at
 the date of passing this resolution

PROPOSAL #S.6: Amend Article 78 and Article 123 of                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HENGAN INTERNATIONAL GROUP CO LTD
  TICKER:                N/A             CUSIP:     G4402L128
  MEETING DATE:          10/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the proposed                              ISSUER          YES          FOR               FOR
acquisition of 51% of the entire issued share capital
 of QinQin Foodstuffs Group Company Limited pursuant
to a conditional sale and purchase agreement [the
Agreement] dated 12 SEP 2008, [as specified] and
entered into between Ever Town Investments Limited, a
 wholly-owned subsidiary of the Company [as the
purchaser], Total Good Group Limited (as the vendor),
 and Mr. Wu Huolu, Ms. Chim Chunyi, Mr. Ng Hingyam,
Mr. Go Onsui, Mr. Wu Sichuan and Mr. Wu Yinhang [as
guarantors], and all transactions contemplated there
under [including the entering into of a shareholders'
 agreement, a deed of indemnity and a deed of non-
competition] and in connection therewith, as more
particularly set out in the circular of the Company
dated 03 OCT 2008, [as Specified], and authorize the
Directors of the Company or any other person
authorized by the Board of Directors of the Company
from time to time for and on behalf of the Company to
 take any action or sign any document [under seal, if
 necessary] as they may deem appropriate, desirable
or expedient in connection with the Agreement and the
 transactions contemplated there under [including the
 entering into of a shareholders' agreement, a deed
of indemnity and a deed of non-competition]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HENGAN INTL GROUP CO LTD
  TICKER:                N/A             CUSIP:     G4402L128
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated accounts and the reports of the
Directors and Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare the final dividend for the YE                        ISSUER          YES          FOR               FOR
31 DEC 2008

PROPOSAL #3.i: Re-elect Mr. Xu Da Zuo as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.ii: Re-elect Mr. Xu Chun Man as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.iii: Re-elect Mr. Chu Cheng Chung as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.iv: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
during the relevant period of all the powers of the
Company to allot, issue or otherwise deal with
additional shares in the capital of the Company, and
to make or grant offers, agreements and options
[including warrants, bonds and debentures convertible
 into shares of the Company] which might require the
exercise of such power; and to make or grant offers,
agreements and options [including warrants, bonds and
 debentures convertible into shares of the Company]
which might require the exercise of such power after
the end of the Relevant Period; the aggregate nominal
 amount of share capital allotted or agreed
conditionally or unconditionally to be allotted by
the Directors of the Company pursuant to the approval
 of this resolution, otherwise than pursuant to aa)
Rights Issue; or bb) the exercise of rights of
subscription or conversion under the terms of any
warrants or other securities issued by the Company
carrying a right to subscribe for or purchase shares
of the Company; or cc) the exercise of any option
under any share option scheme of the Company adopted
by its shareholders for the grant or issue to
employees of the Company and/or any of its
subsidiaries of options to subscribe for or rights to
 acquire shares of the Company; or dd) any scrip
dividend or other similar scheme implemented in
accordance with the Articles of Association of the
Company, shall not exceed 20% of the total aggregate
nominal amount of the share capital of the Company in
 issue as at the date of the passing of this
Resolution and the said approval be limited
accordingly; [Authority expires at the conclusion of
the next AGM of the Company; or the expiration of the
 period within which the next AGM of the Company is
required by any applicable law or the Articles of

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
during the Relevant Period of all the powers of the
Company to repurchase issued shares in the capital of
 the Company or any other rights to subscribe shares
in the capital of the Company in each case on The
Stock Exchange of Hong Kong Limited [the Stock
Exchange] or on any other stock exchange on which the
 securities of the Company may be listed and
recognized by the Securities and Futures Commission
and the Stock Exchange for this purpose, subject to
and in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or any other stock
exchange as amended from time to time, the approval
in this resolution shall be in addition to any other
authorization given to the Directors of the Company
and shall authorize the Directors of the Company on
behalf of the Company during the Relevant Period to
procure the Company to purchase its securities at a
price determined by the Directors; the aggregate
nominal amount of the ordinary share capital of the
Company or any other rights to subscribe shares in
the capital of the Company in each case which the
directors of the Company are authorized to repurchase
 pursuant to the approvals in this Resolution shall
not exceed 10% of the aggregate nominal amount of the
 ordinary share capital of the Company in issue on
the date of the passing of this Resolution and the
said approval shall be limited accordingly;
[Authority expires at the conclusion of the next AGM
of the Company or the expiration of the period within
 which the next AGM of the Company is required by any
 applicable law or the Articles of Association of the
 Company to be held

PROPOSAL #7.: Approve the exercise by the Directors                        ISSUER          YES        AGAINST           AGAINST
of the Company during the relevant period to extend
the general mandate referred to in Resolution No. 5
by the addition to the aggregate nominal amount of
share capital which may be allotted and issued or
agreed conditionally or unconditionally to be
allotted and issued by the Directors of the Company
pursuant to such general mandate of an amount
representing the aggregate nominal amount of share
capital of the Company purchased by the Company since
 the granting of the general mandate referred to in
Resolution No. 6 and pursuant to the exercise by the
Directors of the powers of the Company to purchase
such shares provided that such extended amount shall
not exceed 10% of the aggregate nominal amount of the
 share capital of the Company in issue on the date of
 the passing of this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HENKEL AG & CO. KGAA, DUESSELDORF
  TICKER:                N/A             CUSIP:     D32051126
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report as well as the
Corporate Governance and the remuneration report

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 548,737,876.54 as
follows: payment of a dividend of EUR 0.51 per
ordinary share and or EUR 0.53 per preferred shares
EUR 321,815,656.54 shall be carried forward ex-
dividend and payable date: 21 APR 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors [during the begin of the FY
until 14 APR 2008] and the general partner [during
the period from 14 APR 2008 until the FYE

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
shareholders' committee

PROPOSAL #6.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY: KPMG AG, Berlin and Frankfurt

PROPOSAL #7.: Amendment to Section 28(3) of the                            ISSUER          NO           N/A               N/A
Articles of Association regarding the election of
substitute members for the shareholders' committee
being admissible

PROPOSAL #8.: Amendment to Section 17 (6) and (9) of                       ISSUER          NO           N/A               N/A
the Articles of Association regarding members of the
Supervisory Board who are also Members of other
committees constituted by the Supervisory Board
receiving and additional remuneration of 50% and the
Chairman of a committee of the Supervisory Board
receiving an additional remuneration of 100% of the
standard remuneration of Supervisory Board Members
but Members of the nominating committee receiving no
additional remuneration

PROPOSAL #9.: Amendment to Section 7 of the Articles                       ISSUER          NO           N/A               N/A
of Association regarding Section 27A(1) of the
Securities Trade Act not being applied

PROPOSAL #10.: Elections to the Supervisory Board Mr.                      ISSUER          NO           N/A               N/A
 Theo Siegert shall be elected to the Supervisory
Board as replacement for Mr. Friderike Bagel for the
remaining term of office

PROPOSAL #11.: Election of a substitute Member to the                      ISSUER          NO           N/A               N/A
 shareholders' committee Boris Canessa

PROPOSAL #12.: Renewal of authorization to acquire                         ISSUER          NO           N/A               N/A
own shares the general partner shall be authorized to
 acquire own shares the general partner shall be
authorized to acquire shares of the Company of up to
10% of the Company's share capital through the Stock
Exchange or by way of public repurchase offer, at
prices not deviating more than 10% from the market
price of the shares, on or before 19 OCT 2010; the
general partner shall be authorized, with the consent
 of the shareholders' committee and the Supervisory
Board, to use the shares in connection with mergers
and acquisitions, to dispose of the shares against
payment in cash at a price not materially below the
market price of the shares if the total volume does
not exceed 10% of the Company's share capital, and to
 retire the shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HENKEL AG & CO. KGAA, DUESSELDORF
  TICKER:                N/A             CUSIP:     D32051142
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report as well as the
corporate governance and the remuneration report

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 548,737,876.54 as
follows: payment of a dividend of EUR 0.51 per
ordinary share and of EUR 0.53 per preferred shares
EUR 321,815,656.54 shall be carried forward ex-
dividend and payable date: 21 APR 09

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors [during the begin of the FY
until 14 APR 2008] and the general partner [during
the period from 14 APR 2008 until the end of the FY]

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Shareholders Committee

PROPOSAL #6.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY: KPMG Ag, Berlin and Frankfurt

PROPOSAL #7.: Amendment to section 28(3) of the                            ISSUER          NO           N/A               N/A
Articles of Association as specified

PROPOSAL #8.: Amendment to section 17(6) and (9) of                        ISSUER          NO           N/A               N/A
the Articles of Association as specified

PROPOSAL #9.: Amendment to section 7 of the Articles                       ISSUER          NO           N/A               N/A
of Association, regarding Section 27a(1) of the
securities trade act not being applied

PROPOSAL #10.: Elections to the supervisory Board                          ISSUER          NO           N/A               N/A
Theo Siegert shall be elected to the supervisory
Board as replacement for Friderike Bagel for the
remaining term of office

PROPOSAL #11.: Election of a Substitute Member to the                      ISSUER          NO           N/A               N/A
 shareholders Committee - Boris Canessa

PROPOSAL #12.: Renewal of authorization to acquire                         ISSUER          NO           N/A               N/A
own shares the general partner shall be authorized to
 acquire shares of the Company of up to 10% of the
Company's share capital through the stock exchange or
 by way of public repurchase offer, at prices not
deviating more than 10% from the market price of the
shares, on or before 19 OCT 10; the general partner
shall be authorized, with the consent of the
shareholders committee and the Supervisory Board, to
use the shares in connection with mergers an d
acquisitions, to dispose of the shares against
payment in cash at a price not materially below the
market price of the shares if the total volume does
not exceed 10% of the Company's share capital, and to
 retire the shares; for these cases , shareholders
Subscription rights shall be excluded

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HENNES & MAURITZ AB
  TICKER:                N/A             CUSIP:     W41422101
  MEETING DATE:          5/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Sven Unger as the Chairman of                      ISSUER          YES          FOR               FOR
 the meeting

PROPOSAL #3.: Receive the President's report and                           ISSUER          YES          FOR               FOR
allow for questions

PROPOSAL #4.: Approve the list of shareholders                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the agenda of meeting                                ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve to designate inspector(s) of                         ISSUER          YES          FOR               FOR
minutes of meeting

PROPOSAL #7.: Acknowledge the proper convening of the                      ISSUER          YES          FOR               FOR
 meeting

PROPOSAL #8.A: Receive the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports and the information about
remuneration guidelines

PROPOSAL #8.B: Receive the Auditor's and Auditing                          ISSUER          YES          FOR               FOR
Committee's reports

PROPOSAL #8.C: Receive the Chairman's report about                         ISSUER          YES          FOR               FOR
the Board work

PROPOSAL #8.D: Receive the report of the Chairman of                       ISSUER          YES          FOR               FOR
the Nominating Committee

PROPOSAL #9.A: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #9.B: Approve to allocate the income and                          ISSUER          YES          FOR               FOR
dividends of SEK 15.50 per share

PROPOSAL #9.C: Approve the discharge of the Board and                      ISSUER          YES          FOR               FOR
 the President

PROPOSAL #10.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Board Members at 9 without Deputies

PROPOSAL #11.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Directors in the amount of SEK 1.4 million to the
Chairman and SEK 375,000 to other Directors; the
remuneration to the Committee Members and the
remuneration of the Auditors

PROPOSAL #12.: Re-elect Messrs. Mia Livfors, Lottie                        ISSUER          YES        AGAINST           AGAINST
Knutson, Sussi Kvart, Bo Lundquist, Stig Nordfelt,
Stefan Persson [Chair] and Melker Schoerling as the
Directors

PROPOSAL #13.: Ratify Ernst Young as the Auditor for                       ISSUER          YES          FOR               FOR
a 4 year period

PROPOSAL #14.: Elect Messrs. Stefan Persson, Lottie                        ISSUER          YES          FOR               FOR
Tham, Staffan Grefbaeck, Jan Andersson and Peter
Lindell as the Members of Nominating Committee

PROPOSAL #15.: Approve the remuneration policy and                         ISSUER          YES          FOR               FOR
other terms of employment for the Executive Management

PROPOSAL #16.: Closing of the meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HERMES INTERNATIONAL SA, PARIS
  TICKER:                N/A             CUSIP:     F48051100
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR

PROPOSAL #O.2: Approve the consolidated accounts                           ISSUER          YES          FOR               FOR

PROPOSAL #O.3: Grant discharge                                             ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Approve that the income for the FY be                       ISSUER          YES          FOR               FOR
appropriated as follows: profits for FY: EUR
257,482,852.92; prior retained earnings: EUR
684,197,618.27; total of EUR 941,680,471.19 allocated
 as follows: to the legal reserve: nil, the account
already amounting 10% of the share capital, to the
general partner, in accordance with Article 26 of the
 By-laws: EUR 1,725,135.11, global dividend: EUR 10
8,716,512.36, the balance of EUR 831,238,823.72
allocated to the retained earnings, the whole
amounting to EUR 941,680,471.19; the shareholders
will receive a net dividend of EUR 1.03 per share,
and will entitle to the 40% deduction provided by the
 French General Tax Code; this dividend will be paid
on 09 JUN 2009; the dividend detachment date is on 04
 JUN 2009; in the event that the Company holds some
of its own shares on such date, the amount of the
unpaid dividend on such shares shall be allocated to
the retained earnings account

PROPOSAL #O.5: Approve the regulated agreements                            ISSUER          YES        AGAINST           AGAINST

PROPOSAL #O.6: Approve the attendance allowances and                       ISSUER          YES          FOR               FOR
salaries

PROPOSAL #O.7: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
operate on the Company's shares

PROPOSAL #O.8: Grant powers                                                ISSUER          YES          FOR               FOR

PROPOSAL #E.9: Grant authority to cancel all or part                       ISSUER          YES          FOR               FOR
of the shares purchased by the Company [Article
L.225-209] - General Program Cancellation

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the capital by capitalization of reserves,
profits and/or premiums and award of free shares
and/or raising the par value of existing shares

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue securities giving access to capital with
maintenance of preferential subscription right

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue securities giving access to capital with
cancellation of preferential subscription right, but
within the priority period

PROPOSAL #E.13: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase capital for the benefit of employees

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
grant options to purchase shares

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
allocate free shares of the Company

PROPOSAL #E.16: Approve the Statues modifications                          ISSUER          YES          FOR               FOR

PROPOSAL #E.17: Grant powers                                               ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HERO HONDA MOTORS LTD
  TICKER:                N/A             CUSIP:     Y3179Z146
  MEETING DATE:          9/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet of the Company as at 31 MAR 2008, the profit
and loss account for the YE on that date together
with the reports of the Directors and the Auditors

PROPOSAL #2.: Declare a dividend of INR 19 per equity                      ISSUER          YES          FOR               FOR
 share on 19,96,87,500 equity shares of INR 2 each
for the FY 2007-2008

PROPOSAL #3.: Re-appoint Mrs. Shobhana Bhartia as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Sunil Bharti Mittal as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Masahiro Takedagawa as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Pradeep Dinodia as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #7.: Appoint M/s. A.F. Ferguson & Co.,                            ISSUER          YES          FOR               FOR
Chartered Accountants, New Delhi, the retiring
Auditors, to hold office as the Auditors from the
conclusion of this meeting until the conclusion of
the next AGM and approve to fix their remuneration

PROPOSAL #8.: Appoint: Mr. Sumihisa Fukuda as a                            ISSUER          YES          FOR               FOR
Director of the Company shall be liable to
determination by retirement of Directors by rotation
and pursuant to the recommendation of the
Remuneration Committee and subject to the approval of
 the Central Government under Sections 269, 198, 309
read with Schedule XIII and other applicable
provisions, if any, of the Companies Act 1956 and Mr.
 Sumihisa Fukuda as a Technical Director in the
whole-time employment of the Company for a period of
5 years with effect from 01 JUN 2008 on a
remuneration including minimum remuneration and on
terms and conditions as specified and approve the
aggregate amount of remuneration payable to Mr.
Sumihisa Fukuda in a particular FY will be subject to
 the overall ceiling limit laid down in Sections 198
and 309 read with Schedule XIII of the Companies Act,

PROPOSAL #9.: Appoint Mr. Meleveetil Damodaran as a                        ISSUER          YES          FOR               FOR
Director of the Company, shall be liable to
determination by retirement of Directors by rotation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HIGHVELD STL & VANADIUM LTD
  TICKER:                N/A             CUSIP:     S35200104
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint the Auditors                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Elect Mr. C. B. Brayshaw as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Elect Mr. JW Campbell as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Elect Mr. B. J. T. Shongwe as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.: Approve to place the unissued shares                         ISSUER          YES          FOR               FOR
under the control of the Directors

PROPOSAL #5.: Approve the fees payable to Members and                      ISSUER          YES          FOR               FOR
 the Chairman of Committees of the Board for 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HIKARI TSUSHIN,INC.
  TICKER:                N/A             CUSIP:     J1949F108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Increase
Authorized Capital to 233,398,568 shares

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HINDALCO INDS LTD
  TICKER:                N/A             CUSIP:     Y3196V185
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve that, for the purpose of                            ISSUER          YES          FOR               FOR
considering, and if thought fit, approve with or
without modification(s) the arrangement embodied in
the proposed Scheme of Arrangement between Hindalco
Industries Limited and its shareholders of the
purpose of financial restructuring of the Applicant
Company (the Scheme); pursuant to Section 391 of the
Companies Act, 1956, Rules 67 to 87 of the Companies
[Court] Rules, 1959 and other applicable provisions,
if any, of the Act and the Rules, and subject to
sanction by the Hon'ble High Court of Judicature at
Bombay and other requisite consents and approvals, if
 any, being obtained, and subject to such terms and
conditions and modifications as may be imposed,
prescribed or suggested by the said Hon'ble High
Court or other appropriate authorities, the Scheme of
 Arrangement between the Company and its Members in
terms of the draft of the Scheme laid before the
meeting and initialed by the Chairman for the purpose
 of identification; authorize the Board, for the
purpose of giving effect to this Resolution, the
Board [including any Committee formed by them] to do
all such acts, deeds, matters and things as it may,
in its absolute discretion, deem necessary,
expedient, usual or proper and to settle any
questions or difficulties or doubts that may arise
with regard to utilization / adjustment of the
Securities Premium Account in the books of account as
 considered necessary to give effect to the Scheme of
 Arrangement or to carry out such
modifications/directions as may be ordered by the
Hon'ble High Court of Judicature at Bombay and any
other appropriate statutory or regulatory authority

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HINDALCO INDS LTD
  TICKER:                N/A             CUSIP:     Y3196V185
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to the sanction of                         ISSUER          YES          FOR               FOR
the Scheme of Arrangement by the High Court of
Judicature, Bombay[the High Court] and other
appropriate authorities, if any, proposed by the
Company pursuant to the provisions of Section 391 of
the Companies Act, 1956 and subject to the
confirmation of the High Court and pursuant to the
provisions of Section 100 to 103 read with Sections
78 and other applicable provisions, if any, of the
Companies Act, 1956 and Article 71 of the Articles of
 Association of the Company, the Securities Premium
Account of the Company as on 31 DEC shall be reduced
by such an extent as determined by the Board of
Directors of the Company pursuant to the Scheme of
Arrangement for earmarking, allocating and crediting
the said amount to business reconstruction reserve
account of the Company, and the utilization of the
balance lying to the credit of the Securities Premium
 Account of the Company as on 31 DEC 2008 shall be
done to such an extent as determined by the Board of
Directors of the Company and the consequent reduction
 in Company's Capital as proposed herein above is
subject to inter-alia the following terms and
conditions: a) the reduction of existing Securities
Premium Account in terms of the above resolution
shall be effected and carried out by the Company as a
 consequence and as an integral part of and in the
manner specified in the Scheme of Arrangement [the
Scheme] duly approved by the High Court pursuant to
the provisions of Section 391 of the Companies Act,
1956; b) under and pursuant to the Scheme, the
Company is permitted by the High Court to create a
business reconstruction reserve account from its
Securities premium account balance to adjust the
expenses as defined in clause 1.4 of the Scheme, when
 the Board of the Company determines that a part or
whole of the balance remaining in the business
reconstruction reserve account is no longer required,
 the same can be transferred to the Securities
Premium Account of the Company as detailed in the
Scheme; c) Subsequent to the Scheme being approved by
 the Members and the High Court, on or after the
Effective Date (as defined in the Scheme), the
Company shall reduce the Securities Premium Account
by such an extent as determined by the Board of
Directors of the Company pursuant to the Scheme for
earmarking, allocating and crediting the said amount
to business reconstruction reserve account of the
Company created pursuant to the Scheme; d) the
Company is permitted by the High Court to credit the
amounts to the Business Reconstruction Reserve
Account as mentioned in clauses 3.1 and 3.2 of the
Scheme and also to utilize the same for making
appropriate adjustment of the Expenses as defined in
clause 1.4 of the Scheme, and as prescribed in other
parts of the Scheme on an ongoing basis from 01 APR
2008 and thereafter for the subsequent FY's; and e)
to the extent the amount is transferred to the
business reconstruction reserve account by the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HINDALCO INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     Y3196V185
  MEETING DATE:          8/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 16, 94 and all other applicable provisions,
if any, of the Companies Act, 1956, [including any
statutory modification or re-enactment there of for
the time being in force],and authorize the share
capital of the Company of INR 150,00,00,000 divided
into 145,00,00,000 equity shares of INR 1 each and
2,50,00,000 redeemable cumulative preference shares
of INR 2 each increased to INR 200,00,00,000 divided
into 195,00,00,000 equity shares of INR 1 each and
2,50,00,000 redeemable cumulative preference Shares
of INR 2 each and consequently the respective Capital
 Clauses of in the Memorandum and Articles of
Association of the Company do stand altered
accordingly and as also provided in the resolution

PROPOSAL #S.2: Approve to increase the authorized the                      ISSUER          YES          FOR               FOR
 share capital of the Company INR 200,00,00,000
divided into 195,00,00,000 equity shares of INR 1
each and 2,50,00,000 redeemable cumulative preference
 shares of INR 2 each carrying an appropriate rate of
 dividend as may be determined by the Articles of
Association of the Company [free of Company's tax but
 subject to deduction of tax as required under the
provisions of the Income Tax Act, 1961 for the time
being in force], subject, to increased or decreased
in accordance with the Company's regulations and
legislative provisions for the time being in force in
 this behalf, and with power to divide the shares in
the capital for the time being into equity share
capital and/or preference share capital, with or
without voting rights as may be permissible at law,
and to attach thereto respectively, any, preferential
 qualified or special rights, privileges or
conditions as may be determined by or in accordance
with the provisions of the Companies Act, 1956 and
the regulations of the Company, and to vary, modify
or abrogate any such rights, privileges or conditions
 in such manner as may for the time being be provided
 by the regulations of the Company

PROPOSAL #S.3: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 31 and all other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification or re-enactment thereof for
the time being in force], the existing Articles or
Association of the Company altered by substituting
the existing Article 4(i)(a) with the Article:
4(i)(a); the authorized share capital of the Company
is INR 200,00,00,000 divided into 195,00,00,000
equity shares of INR 1 each and 2,50,00,000
redeemable cumulative preference shares of INR 2 each
 carrying an appropriate rate of dividend as fixed by
 the Board at the time of issue in accordance with
applicable provisions of Law if any, or otherwise,
[free of Company's tax but subject to deduction of
tax as required under the provisions of the Income
Tax Act, 1961 for the time being in force], subject
to increased or decreased in accordance with the
Company's regulations and 1eglslative provisions for
the time being in force in this behalf, and with
power to divide the shares in the capital for the
time being into equity share capital and/or
preference share capital, with or without voting
rights as may be permissible at Law, and to attach
thereto respectively, any preferential, qualified or
special rights, privileges or conditions as may be
determined by or in accordance with the provisions of
 the Act and the regulations of the Company, and to
vary, modify or abrogate any, such rights, privileges
 of conditions in such manner as may for the time
being be provided by the Regulations

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HINDALCO INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     Y3196V185
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and profit and loss account
for the YE on that date, the report of the Directors
and the Auditors thereon

PROPOSAL #2.: Declare and sanction the payment of                          ISSUER          YES          FOR               FOR
dividend on preference shares and equity shares of
the Company for the FY 2007-2008

PROPOSAL #3.: Re-appoint Mr. S.S. Kothari as a                             ISSUER          YES          FOR               FOR
Director, who retires from office by rotation

PROPOSAL #4.: Re-appoint Mr. M.M. Bhagat as a                              ISSUER          YES          FOR               FOR
Director, who retires from office by rotation

PROPOSAL #5.: Re-appoint Mr. C. M. Maniar as a                             ISSUER          YES          FOR               FOR
Director, who retires from office by rotation

PROPOSAL #6.: Re-appoint Messrs. Singhi & Company,                         ISSUER          YES          FOR               FOR
Chartered Accountants, pursuant to the provisions of
Section 224 and other applicable provisions, if any,
of the Companies Act, 1956, Kolkata, as the Auditors
of the Company to hold office from the conclusion of
this meeting till the conclusion of the next AGM of
the Company and authorize the Board of Directors of
the Company to fix their remuneration for the said
period and reimbursement of actual out of pocket
expenses, as may be incurred in the performance of
their duties

PROPOSAL #S.7: Authorize the Board, pursuant to                            ISSUER          YES          FOR               FOR
provisions of Section 61 and other applicable
provisions, if any, of the Companies Act, 1956 and
all other applicable guidelines issued by SEBI from
time to time, consent of the Company to use / deploy
unutilized funds out of the proceeds of Rights issue
of its Equity Shares made in 2006, which stood at INR
 17,894 million as on 31 MAR 2008, for the repayment
of the bridge loan taken to meet the costs of
acquisition of Novelis Inc, Canada, and other general
 corporate purposes, in addition to the, utilization
of Issue proceeds as discussed in the Rights offer

PROPOSAL #S.8: Approve, that in partial modification                       ISSUER          YES          FOR               FOR
of the relevant resolutions passed at the 45th and
47th AGM held on 31 JUL 2004 and 28th JUL 2006
respectively and pursuant to the provisions of
Sections 198, 309, 310, Schedule XIII and other
applicable provisions, if any, of the Companies Act,
1956, including any statutory modification of re-
enactment thereof, the Company, the payment of the
revised remuneration to Mr. D, Bhattacharya, Managing
 Director, as specified, for the remaining period of
his tenure of office i.e. up to 01 OCT 2008 with
liberty to the Board of Directors to revise his
remuneration from time to time as it deems fit within
 the limits of Schedule XIII of the Companies Act,

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HINDUSTAN PETROLEUM CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y3224R123
  MEETING DATE:          9/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as                       ISSUER          YES          FOR               FOR
on 31 MAR 2008, profit and loss account for the YE on
 that date and the reports of the Board of Directors
and the Auditors thereon

PROPOSAL #2.: Declare equity dividend for the FY                           ISSUER          YES          FOR               FOR
2007-2008

PROPOSAL #3.: Re-appoint Shri. P.K. Sinha as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. I.M. Pandey as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri. S. Roy Choudhury as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Approve a payment of INR 17.5 lakhs as                       ISSUER          YES          FOR               FOR
remuneration to the Statutory Auditors of the Company
 to be appointed by the Comptroller and the Auditor
General of India for auditing the accounts of the
Company for the FY 2008-09

PROPOSAL #7.: Appoint Shri. B. Mukherjee as a                              ISSUER          YES          FOR               FOR
Director of the Company, who is liable to retire by

PROPOSAL #8.: Appoint Shri. L.N. Gupta as a Director                       ISSUER          YES          FOR               FOR
of the Company, who is liable to retire by rotation

PROPOSAL #S.9: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, in supersession of the resolution passed
 at the AGM of the Corporation held on 21 SEP 2005
and pursuant to Section 293[1][d] and any other
applicable provisions of the Companies Act, 1956, to
borrow moneys for and on behalf of the Company from
time to time as deemed by it to be requisite and
proper for the purpose of the business of the
Company, but so that the moneys to be borrowed
together with the moneys already borrowed by the
Company and remaining outstanding [apart from
temporary loans obtained from the Company's Bankers
in the ordinary course of business] shall not exceed
at any time INR 20,000 Crores in excess of the paid-
up capital of the Company and its free reserves i.e.
reserves not set apart for any specific purpose; in
terms of Section 293[1][a] and all other applicable
provisions, it any, of the Companies Act 1956
[including any statutory modification or re-enactment
 thereof, for the time being in force], to create /
provide Security for the sums borrowed on such terms
and conditions and in such form and manner and with
such ranking as to priority as the Board in its
absolute discretion thinks fit on the assets of the
Company and may be agreed to between the Corporation
and lenders so as to secure the borrowings by the
Company, together with interest costs, charges,
expenses and all other monies payable by the Company
to the concerned Lenders / Institutions, under the
respective arrangement entered into / to be entered
by the Company; approve that the Securities to be
created by the Company for its borrowings as
aforesaid may rank with the security already created
in the form of mortgage and / or charges already
created or to be created in future by the Company as
may be agreed to between the Company and concerned
parties; authorize the Board or any Committee or
person for the purpose of giving effect to this
resolution to finalize, settle and execute such
documents / deeds / writings / papers/ agreements as
may be required and to do all the acts, deeds,
matters and things as it may in its absolute
discretion deem necessary, proper or desirable and to
 settle any question, difficulty or doubt that may
arise in regard to creating security as aforesaid or
otherwise considered to be in the best interests of
the Company; approve under Section 293 [1][a] will
also be obtained separately through the process of
'Postal Ballot' as provided under Section 192 A of

PROPOSAL #S.10: Amend Clause 67 of the Articles of                         ISSUER          YES        AGAINST           AGAINST
Association of the Corporation as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HINDUSTAN PETROLEUM CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y3224R123
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to the provisions of                       ISSUER          YES          FOR               FOR
Section 17 and other applicable provisions, if any,
of the Companies Act 1956 [including any statutory
modification or re-enactment thereof for the time
being in force], the Object Clause of the Memorandum
of Association of the Company be and is hereby
amended by inserting the following new Clauses as
Clause [U-iii], [U-iv], [U-v] & [U-vi] after Clause
[U-ii] as specified; authorize the Members of the
Company, the aforesaid Special Resolution for
alteration of the Object Clause of the Memorandum of
Association being duly passed and becoming effective,
 is hereby accorded pursuant to the provisions of
Section 149(2-A) and other applicable provisions, if
any, of the Companies Act, 1956, for commencing and
carrying on all or any of the new business and
activities at such time as may be deemed fit by the
Board of Directors; authorize the Board of Directors
to do all such acts, deeds, matters and things as may
 be considered necessary, desirable or expedient for

PROPOSAL #2.: Approve that the Shareholders be and is                      ISSUER          YES        AGAINST           AGAINST
 hereby accorded in terms of Section 293(1)(a) and
all other applicable provisions, if any, of the
Companies Act, 1956 [including any statutory
modification or re-enactment thereof, for the time
being in force], and such other approvals as may be
necessary, authorize the Board of Directors to
mortgage and/or create charge, in addition to the
mortgages/charges created/to be created by the
Company in such form and manner and with such ranking
 and at such time and on such terms as the Board may
determine, on all or any of the moveable/immoveable
properties of the Company, both present and future
and/or whole or any part of undertaking(s) of the
Company together with the power to take over the
management of the business and concern of the Company
 in certain events of default, in favour of the
Lender(s), Agent(s) and Trustee/Trustee(s), for
securing the borrowings of the Company availed/to be
availed by way of loan(s) in foreign currency and/or
rupee currency and Securities [comprising of
fully/partly Convertible Debentures and/ or Non-
Convertible Debentures, on all or any of the above,
with or without detachable or non-detachable warrants
 and/or secured premium notes and/or floating rates
notes/bonds or other debt instruments] issued/to be
issued by the Company, from time to time, subject to
the limit approved under Section 293(1)(d) of the
Companies Act, 1956, together with interest at the
respective agreed rates, additional interest,
compound interest, in case of default accumulated
interest, liquidated damages, commitment charges
premia on prepayments, remuneration of the
Agent(s)/Trustee, premium (if any) on redemption, all
 other costs, charges and expenses as a result of
devaluation/revaluation/fluctuation in the rates of
exchange and all other monies payable by the Company
in terms of the Loan Agreement(s)/Heads of
Agreement(s), Trust Deed(s) or any other document,
entered into/to be entered into between the Company
and the Lender(s)/Agents and Trustee(s)/Trustees, in
respect of the said loans/borrowings/debentures/bonds
 or other securities and containing such specific
terms and conditions covenants in respect of
enforcement of security as may be stipulated in that
behalf and agreed to between the Board of Directors
or Committee thereof and the
Lender(s)/Agents/Trustee(s); authorize the
Board/Committee of the Board or officers, for the
purpose of giving effect to the above resolutions, to
 finalize, settle and execute such
documents/deeds/writings/papers/agreements as may be
required and do all such acts, deeds, matters and
things, as it may in its absolute discretion deem
necessary, proper or desirable and to settle any
question, difficulties or doubts that may arise with

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HINO MOTORS,LTD.
  TICKER:                N/A             CUSIP:     433406105
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Authorize Use of Stock Options, and                           ISSUER          YES          FOR               FOR
Allow Board to Authorize Use of Stock Option Plan

PROPOSAL #4: Approve Purchase of Own Shares                                ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HIROSE ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J19782101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HISAMITSU PHARMACEUTICAL CO.,INC.
  TICKER:                N/A             CUSIP:     J20076121
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance and Special Payment for a Deceased Director

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  ISSUER:                HITACHI CABLE,LTD.
  TICKER:                N/A             CUSIP:     J20118105
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI CAPITAL CORPORATION
  TICKER:                N/A             CUSIP:     J20286118
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Expand Business Lines

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI CHEMICAL COMPANY,LTD.
  TICKER:                N/A             CUSIP:     J20160107
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI CONSTRUCTION MACHINERY CO.,LTD.
  TICKER:                N/A             CUSIP:     J20244109
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI HIGH-TECHNOLOGIES CORPORATION
  TICKER:                N/A             CUSIP:     J57418105
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications, Allow
Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI KOKI CO.,LTD.
  TICKER:                N/A             CUSIP:     ADPV12286
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Appoint Accounting Auditors                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI MAXELL,LTD.
  TICKER:                N/A             CUSIP:     J20496105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI METALS,LTD.
  TICKER:                N/A             CUSIP:     J20538112
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI SOFTWARE ENGINEERING CO.,LTD.
  TICKER:                N/A             CUSIP:     J20727103
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITACHI,LTD.
  TICKER:                N/A             CUSIP:     J20454112
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Reduction of Legal Reserve                           ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITE BREWERY CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y1593V204
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 1st income statement,                            ISSUER          YES          FOR               FOR
balance sheet and the appropriation of income and
cash dividends of KRW 2500 per common share and KRW
2550 per preferred share and stock dividends of 0.02
shares per share

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect 1 Inside Director and 2 Outside                        ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #4.: Elect 2 Outside Directors who will also                      ISSUER          YES        AGAINST           AGAINST
 serve as the Members of the Audit Committee

PROPOSAL #5.: Approve the total remuneration of the                        ISSUER          YES          FOR               FOR
Inside Directors and the Outside Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HITE HOLDINGS CO LTD
  TICKER:                N/A             CUSIP:     Y3234H107
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the appropriation of income and                      ISSUER          YES          FOR               FOR
 dividends of KRW 300 per common share

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect Mr. Yoon Jong-Woong as the Inside                      ISSUER          YES        AGAINST           AGAINST
 Director and Messrs. Kim Young-Ki, Lee Seong-Yong
and Kim Yang-Sung as the Outside Directors

PROPOSAL #4.: Approve the total remuneration of                            ISSUER          YES          FOR               FOR
Inside Directors and Outside Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOCHTIEF AG, ESSEN
  TICKER:                N/A             CUSIP:     D33134103
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distribution profit of EUR 98,000,000 as follows:
payment of a dividend of EUR 1.40 per no-par share
EUR 9,799,584.20 shall be carried forward ex-dividend
 and payable date: 08 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: Deloitte + Touche GMBH, Munich

PROPOSAL #6.: Election of Tilman Todenhoefer to the                        ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #7.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the Company shall be authorized to
acquire own shares of up to 10% of its share capital,
 on or before 06 NOV 2010, the shares may be acquired
 through the stock exchange, by way of a public
repurchase offer to all shareholders, or by means of
call or put options at a price not deviating more
than 10% from the market price of the shares, the
Board of Managing Directors shall be authorized to
grant subscription rights to holders of option and
conversion rights if the shares are offered to all
shareholders, the Board of Managing Directors shall
also be authorized to dispose of the shares in a
manner other than the stock exchange or an offer to
all shareholders if the shares are sold at a price
not materially below the market price of identical
shares, to use the shares in connection with mergers
and acquisitions, to float the shares on foreign
stock exchanges, to us e the shares as employee
shares or for satisfying existing convertible and/or
and/or option rights, and to retire the shares

PROPOSAL #8.: Approval of the profit transfer                              ISSUER          NO           N/A               N/A
agreement with the Company's wholly -owned
subsidiary, Ho-Chtief Concessions GMBH, effective
retroactively from 01 JAN 2009, until at least 31 DEC

PROPOSAL #9.: Amendments to the Articles of                                ISSUER          NO           N/A               N/A
Association as follows: a) Section 17[4], in respect
of proxy-voting instructions being issued /withdrawn
in written form; b) Section 2[2]3, in respect of the
object of the Company being adjusted; c) Section 8,
in respect of the Company also being able to be
represented by two authorized officers; d) Section
12, in respect of the use of electronic means of
communication for Supervisory Board meetings; e)
Section 13, in respect of the use of electronic means
 of communication for adopting resolutions at
Supervisory Board meetings

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOKKAIDO ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J21378104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to:Expand Business                            ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations,  Allow Use of Treasury Shares

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOKUHOKU FINANCIAL GROUP, INC.
  TICKER:                N/A             CUSIP:     J21903109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOKURIKU ELECTRIC POWER COMPANY
  TICKER:                N/A             CUSIP:     J22050108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Reduce Term
of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOLCIM LTD, RAPPERSWIL-JONA
  TICKER:                N/A             CUSIP:     H36940130
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the accounts                      ISSUER          YES          FOR               FOR
 of the Group and the accounts of the holding Group
including compensation report, the reports of the
Auditor's

PROPOSAL #2.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Director's and the Management

PROPOSAL #3.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance profit

PROPOSAL #4.: Approve the creation of CHF 26.4                             ISSUER          YES          FOR               FOR
million pool of capital with pre-emptive rights for
purpose of stock dividend

PROPOSAL #5.1.1: Re-elect Mr. Adrian Loader as a                           ISSUER          YES          FOR               FOR
Members of the Board of Director

PROPOSAL #5.1.2: Re-elect Dr. H.C. Thomas Schmidheiny                      ISSUER          YES          FOR               FOR
 as a Member of the Board of Director

PROPOSAL #5.1.3: Re-elect Dr. H.C. Wolfgang Schuerer                       ISSUER          YES          FOR               FOR
as a Member of the Board of Director

PROPOSAL #5.1.4: Re-elect Dr. Dieter Spaelty as a                          ISSUER          YES          FOR               FOR
Member of the Board of Director

PROPOSAL #5.2: Elect Ernst Young as the Auditors                           ISSUER          YES          FOR               FOR

PROPOSAL #6.: Amend Article 1 of the By-Laws                               ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOLMEN AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W4200N112
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Fredrik Lundberg as a                              ISSUER          YES          FOR               FOR
Chairman of the meeting

PROPOSAL #3.: Approve the voting list                                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the agenda                                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect the Adjusters to approve the                           ISSUER          YES          FOR               FOR
minutes of the meeting

PROPOSAL #6.: Approve the due convening of the meeting                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Receive the annual report and the                            ISSUER          YES          FOR               FOR
consolidated financial statements, and the report of
the Auditors and the consolidated report of the
Auditors; address by Chief Executive Officer

PROPOSAL #8.: Approve the matters arising from the                         ISSUER          YES          FOR               FOR
above reports

PROPOSAL #9.: Adopt the Parent Company's income                            ISSUER          YES          FOR               FOR
statement and balance sheet and the consolidated
income statement and balance sheet

PROPOSAL #10.: Approve the dividend of SEK 9[12] per                       ISSUER          YES          FOR               FOR
share be paid, the Board proposes that the date of
record for entitlement to dividend be 27 MAR 2009;
and the dividend will be distributed by Euroclear
Sweden on 01 APR 2009

PROPOSAL #11.: Grant discharge to the Members of the                       ISSUER          YES          FOR               FOR
Board and the Chief Executive Officer from liability

PROPOSAL #12.: Approve that the number of Members of                       ISSUER          YES          FOR               FOR
the Board to be elected by the meeting be set at 9

PROPOSAL #13.: Approve to pay a fee of SEK 2,475,000                       ISSUER          YES          FOR               FOR
to the Board, of which SEK 550,000 be paid to the
Chairman, and SEK 275,000 to each of the Members
elected by the AGM, who is not an employee of the
Company; compensation to the Auditors shall be paid
against invoice

PROPOSAL #14.: Re-elect Messrs. Fredrik Lundberg,                          ISSUER          YES        AGAINST           AGAINST
Lilian Fossum, Magnus Hall, Carl Kempe, Curt
Kallstromer, Hans Larsson, Ulf Lundahl, Goran Lundin
as the Members of the Board and Mr. Carl Bennet be
elected as the Member of the Board; and elect Mr.
Fredrik Lundberg as the Chairman of the Board

PROPOSAL #15.: Approve the information about the                           ISSUER          YES          FOR               FOR
Nomination Committee before the 2010 AGM

PROPOSAL #16.: Adopt the specified guidelines for                          ISSUER          YES          FOR               FOR
determining the salary and other remuneration of the
Chief Executive Officer and the Senior Management

PROPOSAL #17.: Approve, that the AGM's decision on                         ISSUER          YES          FOR               FOR
the amendments to the Company's Articles shall be
made conditional on the change in means used to give
notice of general meetings laid down in the Swedish
Companies Act [SFS 2005:551] having come into effect,
 which would mean that the proposed wording of
Article 8, would be in accordance with the Swedish
Companies Act; and the new rules that are expected to
 come into effect before the 2010 AGM

PROPOSAL #18.: Authorize the Board to make decisions,                      ISSUER          YES          FOR               FOR
 on one or more occasions, to buy back Series 'A' or
Series 'B' shares in the Company, or combinations
thereof to the extent that the Company's holding of
its own shares does not at any time exceed 10% of all
 the shares in the Company; the share purchases shall
 be transacted via NASDAQ OMX Stockholm at prevailing
 listed prices; and to make decisions between now and
 the next AGM to use the Company's holding of its own
 shares as payment in connection with the acquisition
 of the companies or lines of business or to finance
such acquisitions, in which case the shares shall be
sold via NASDAQ OMX Stockholm; the mandate may be
exercised on one or more occasions and may include
the Company's entire holding of its own shares at the
 time of the Board's decision; and the mandate
includes the right to decide to waive the prior
rights of existing shareholders; and the purpose of
this mandate to buy back and sell shares in the
Company is to enable the Board to adjust the capital
structure, thereby generation a higher value for
shareholders; [Authority expires at the next AGM]

PROPOSAL #19.: Closure of the meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOME RETAIL GROUP PLC
  TICKER:                N/A             CUSIP:     G4581D103
  MEETING DATE:          7/2/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors,                         ISSUER          YES          FOR               FOR
the report of the Auditors and the financial
statement of the Company for the 52 weeks ended 01

PROPOSAL #2.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR
report contained in the and annual reports and
financial statements of the Company for the 52 weeks
period ended 01 MAR 2008

PROPOSAL #3.: Declare a final dividend of 10.0p per                        ISSUER          YES          FOR               FOR
ordinary share

PROPOSAL #4.: Re-elect Mr. Terry Duddy as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #5.: Re-elect Mr. John Coombe as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office until
the conclusion of the next general meeting at which
financial statements and reports are laid before the
Company

PROPOSAL #7.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #8.: Authorize the Company and those                              ISSUER          YES          FOR               FOR
Companies which are subsidiary of the Company at any
time during the period for which this resolution has
effect for the purposes of part 14 of the Companies
Act 2006 [ the 2006 Act] during the period from the
passing of this resolution to the conclusion of the
Company's AGM in 2009; i) to make political donation
to political parties and/ or independent election
candidates ii) to make political donations to
political donations others than political parties and
 iii) to incur political expenditure, up to an
aggregate amount of GBP 50,000 and the amount
authorized under each of paragraphs (i) to (iii)
shall also be limited to such amount and that's words
 and expressions defined for the purpose of the 2006
Act shall have the same meaning in this resolution

PROPOSAL #9.: Authorize the Directors, in                                  ISSUER          YES          FOR               FOR
substitution for all previous authorities pursuant to
 Section 80 of the Companies Act 1985 [the 1985 Act]
by paragraph 9.2 of Article 9 of the Company's
Articles of Association be renewed [Authority expires
 the earlier for the period ending on the date of the
 AGM in 2009 or on 01 OCT 2009], and for such period
the Section 80 amount shall be GBP 29,248,166 and
such authority without prejudice to any allotment of
securities prior to the date of this resolution

PROPOSAL #S.10: Authorize the Directors,                                   ISSUER          YES          FOR               FOR
insubstitution for all previous powers authorities
pursuant to Section 89 of the 1985 Act subject to the
 passing of Resolution 9 specified above, by
Paragraph 9.3 of Article 9 of the Company's Articles
of Association be renewed for the period referred to
in such resolution and for such period the Section 89
 amount shall be GBP 4,387,225; and that such
authority without prejudice to any allotment or sale
of securities prior to the date of this resolution

PROPOSAL #S.11: Authorize the Company, in accordance                       ISSUER          YES          FOR               FOR
with Section 166 of the 1985 Act, to make market
purchases [Section 163 of the 1985 Act] of up to
87,000,000 ordinary shares, at a minimum price of 10p
 and not more than 105% above the average market
value of the Company's ordinary shares as derived
from the London Stock Exchange Daily Official List,
for the 5 business days preceding the date of
purchase or the higher of the price of the last
independent trade and the highest current bid as
stipulated by Article 5(1) of Commission Regulation
(EC) 22 DEC 2003 implementing the market abuse
directive as regards exemptions for buyback
programmes and stabilization of financial
instructions (No. 2273/2003); [Authority expires the
earlier at the conclusion of the AGM of the Company
to be held in 2009 or 01 OCT 2009]; the Company,
before the expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly

PROPOSAL #S.12: Adopt the New Articles of Association                      ISSUER          YES          FOR               FOR
 of the Company in substitution for, and to exclusion
 of, the existing Article of Association of the
Company, with effect from the end of this meeting,
ass pecified

PROPOSAL #S.13: Approve, with effect on 01 OCT 2008                        ISSUER          YES          FOR               FOR
or such date on which Section 175 of the 2006 Act
Come into force, the new Article of Association of
the Company, adopted pursuant to Resolution 12 above
be amended; and authorize the Directors, for the
purpose of Section 175 of the 2006 Act in the
Company's Article of Association to authorize certain
 conflicts of interest specified in that Section ii)
by the deletion of Articles 95, 96 and 97 in their
entirety and by the insertion in their place of New
Articles 95, 95A, 96, 96A and 97 and by the numbering
 of the remaining Articles, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HON HAI PRECISION INDUSTRY CO LTD
  TICKER:                N/A             CUSIP:     Y36861105
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report business operation result of                      ISSUER          NO           N/A               N/A
 FY 2008

PROPOSAL #A.2: To the 2008 Audited reports                                 ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To the indirect investment in mainland                      ISSUER          NO           N/A               N/A
 China

PROPOSAL #A.4: To the status of the local unsecured                        ISSUER          NO           N/A               N/A
corporate bonds

PROPOSAL #A.5: Other reports                                               ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
proposed cash dividend TWD 0.8 per share

PROPOSAL #B.3: Amend the Company Articles of                               ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings proposed stock dividend: 150
for 1,000 SHS held

PROPOSAL #B.5: Approve the capital injection to issue                      ISSUER          YES          FOR               FOR
 global depository receipt

PROPOSAL #B.6: Amend the procedures of monetary loans                      ISSUER          YES          FOR               FOR

PROPOSAL #B.7: Amend the procedures of                                     ISSUER          YES          FOR               FOR
endorsements/guarantees

PROPOSAL #B.8: Amend the rules of Shareholders'                            ISSUER          YES          FOR               FOR
Meeting
PROPOSAL #B.9: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONAM PETROCHEMICAL CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y3280U101
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 33th balance sheet, income                       ISSUER          YES          FOR               FOR
statement and proposed disposition of retained

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect 1 External Director                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member to be                       ISSUER          YES        AGAINST           AGAINST
External Director

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONDA MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J22302111
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: .Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONG KONG & CHINA GAS LTD
  TICKER:                N/A             CUSIP:     Y33370100
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the statement of                        ISSUER          YES          FOR               FOR
accounts for the FYE 31 DEC 2008 and the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.I: Re-elect Mr. Colin Lam Ko Yin as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.II: Re-elect Dr. The Hon. David Li Kwok                        ISSUER          YES        AGAINST           AGAINST
Po as a Director

PROPOSAL #3.III: Re-elect Mr. Lee Ka Shing as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.IV: Re-elect Mr. Alfred Chan Wing Kin as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
next AGM and authorize the Directors to fix their
remuneration

PROPOSAL #5.I: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase shares, during the relevant period, not
exceeding 10% of the aggregate nominal amount of the
share capital of the Company; [Authority expires at
the earlier of the conclusion of the next AGM or the
expiration of the period within which the next AGM of
 the Company is required by Articles of Association
of the Company or by law to be held]

PROPOSAL #5.II: Authorize the Directors of the                             ISSUER          YES        AGAINST           AGAINST
Company to allot, issue and otherwise deal additional
 shares and make, issue or grant offers, agreements,
options and warrants during and after the relevant
period, where shares are to be allotted wholly for
cash 10% and in any event 20% of the aggregate
nominal amount of the issued share capital of the
Company otherwise than pursuant to: i) a rights
issue; ii) the exercise of rights of subscription or
conversion under the terms of any warrants issued by
the Company or any securities which are convertible
into shares; and [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Articles of Association
of the Company or by law to be held]

PROPOSAL #5.III: Approve, conditional upon the                             ISSUER          YES        AGAINST           AGAINST
passing of Resolutions 5.I and 5.II as specified, to
extend the general mandate granted to the Directors
pursuant to Resolution 5.II, to allot, issue and
otherwise deal with the shares in the capital of the
Company and to make, issue or grant offers,
agreements, options and warrants, by addition to an
amount representing the total nominal amount of the
share capital of the Company purchased pursuant to
Resolution 5.I, provided that such amount does not
exceed 10% of the aggregate nominal amount of the
issued share capital of the Company at the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONG KONG AIRCRAFT ENGR LTD
  TICKER:                N/A             CUSIP:     Y29790105
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #2.a: Re-elect Mr. CHAN Ping Kit as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.b: Re-elect Mr. Davy HO Cho Ying as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-elect Mr. Lincoln LEONG Kwok Kuen                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #2.d: Elect Mr. Augustus TANG Kin Wing as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Elect Mr. Merlin Bingham SWIRE as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to make on-market share repurchases [within the
meaning of the Code on Share Repurchases], during the
 relevant period, not exceeding 10% of the aggregate
nominal amount of the shares in issue at the date of
passing this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM is to be held by law]

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares and
to make or grant offers, agreements and options which
 will or might require the exercise of such powers
during or after the end of the relevant period, not
exceeding 20% of the aggregate nominal amount of the
shares in issue at the date of passing this
resolution provided that the aggregate nominal amount
 of the shares so allotted [or so agreed
conditionally or unconditionally to be allotted]
pursuant to this resolution wholly for cash shall not
 exceed 5% of the aggregate nominal amount of the
shares in issue at the date of passing this
resolution, otherwise than pursuant to i) a Rights
Issue or ii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM is to be held by law]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONG KONG EXCHANGES & CLEARING LTD
  TICKER:                N/A             CUSIP:     Y3506N139
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the Audited                             ISSUER          YES          FOR               FOR
accounts for the YE 31 DEC 2008 together with the
reports of the Directors and Auditor thereon

PROPOSAL #2.: Declare a final dividend of HKD 1.80                         ISSUER          YES          FOR               FOR
per share

PROPOSAL #3.A: Elect Mr. Ignatius T C Chan as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Elect Mr. John M M Williamson as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Elect Mr. Gilbert K T Chu as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor of HKEx and to authorize the Directors to
 fix their remuneration

PROPOSAL #5.: Approve to grant a general mandate to                        ISSUER          YES          FOR               FOR
the Directors to repurchase shares of HKEx, not
exceeding 10% of the issued share capital of HKEx as
at the date of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONG LEONG BANK BHD
  TICKER:                N/A             CUSIP:     Y36503103
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Declare a final dividend of 15 sen per                       ISSUER          YES          FOR               FOR
share less income tax at 25% for the YE 30 JUN 2008
to be paid on 18 NOV 2008 to Members registered in
the Record of Depositors on 05 NOV 2008

PROPOSAL #2.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of MYR 520,000 for the YE 30 JUN 2008, to be divided
amongst the Directors in such manner as the Directors
 may determine

PROPOSAL #3.: Re-elect YBhg Tan Sri. Quek Leng Chan,                       ISSUER          YES          FOR               FOR
the retiring Director

PROPOSAL #4.: Re-elect YBhg Datuk Dr. Hussein Awang,                       ISSUER          YES          FOR               FOR
the retiring Director

PROPOSAL #5.: Re-elect Mr. Tan Keok Yin, the retiring                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #6.: Re-elect Mr. Quek Kon Sean, the                              ISSUER          YES          FOR               FOR
retiring Director

PROPOSAL #7.: Re-appoint Messrs                                            ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the Bank
and authorize the Directors to fix their remuneration

PROPOSAL #8.: Authorize the Directors, pursuant to                         ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965, to issue
shares in the Bank, at any time and upon such terms
and conditions and for such purposes as the Directors
 may, in their absolute discretion, deem fit,
provided that the aggregate number of shares issued
pursuant to this resolution in any 1 FY does not
exceed 10% of the issued capital of the Bank for the
time being and to obtain approval for the listing of
and quotation for the additional shares so issued on
the Bursa Malaysia Securities Berhad [Authority
expires at the conclusion of the next AGM of the Bank]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONG LEONG BANK BHD
  TICKER:                N/A             CUSIP:     Y36503103
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Bank and/or its                                ISSUER          YES          FOR               FOR
subsidiaries to enter into any of the transactions
falling within the types of recurrent related party
transactions of a revenue or trading nature as
disclosed in Section 2.3[A] and [B] of Part A of the
Bank's Circular to Shareholders dated 07 OCT 2008
[the Circular] with HLCM and persons connected with
HLCM, as specified provided that such transactions
are undertaken in the ordinary course of business, on
 arm's length basis and on commercial terms which are
 not more favourable to the related party than those
generally available to/from the public and are not,
in the Bank's opinion, detrimental to the minority
shareholders; and that such approval, unless revoked
or varied by the Bank in a general meeting,
[authority expires until the conclusion of the next
AGM of the Bank] and authorize the Directors of the
Bank to complete and to do all such acts and things
[including executing all such documents as may be
required] as they may consider expedient or necessary
 to give effect to the transactions contemplated
and/or authorized by this ordinary resolution

PROPOSAL #2.: Authorize the Bank and/or its                                ISSUER          YES          FOR               FOR
subsidiaries to enter into recurrent related party
transactions of a revenue or trading nature with HLIH
 and persons connected with HLIH [HLIH Group] as
specified provided that such transactions are
undertaken in the ordinary course of business, on
arm's length basis and on commercial terms which are
not more favourable to HLIH Group than those
generally available to and/or from the public and are
 not, in the Bank's opinion, detrimental to the
minority shareholders; and [authority expires at the
earlier of conclusion of the next AGM ] of the Bank
following this EGM at which such Proposed
Shareholders' Mandate was passed, at which time it
will lapse, unless by a resolution passed at the
meeting, the authority is renewed; or the expiration
of the period within which the next AGM of the Bank
after that date is required to be held pursuant to
Section 143[1] of the Companies Act, 1965 [but shall
not extend to such extension as may be allowed
pursuant to Section 143[2] of the Companies Act,
1965]; and authorize the Directors of the Bank to
complete and to do all such acts and things
[including executing all such documents as may be
required] as they may consider expedient or necessary
 to give effect to the transactions contemplated
and/or authorized by this ordinary resolution

PROPOSAL #3.: Authorize the Directors of the Bank,                         ISSUER          YES          FOR               FOR
subject to the Companies Act, 1965 [the Act], rules,
regulations and orders made pursuant to the Act,
provisions of the Bank's Memorandum and Articles of
Association and the Listing Requirements of Bursa
Malaysia Securities Berhad [Bursa Securities] and any
 other relevant authority, to make purchases of
ordinary shares of MYR 1.00 each in the Bank's issued
 and paid-up share capital on Bursa Securities
subject further to the following: a] the maximum
number of shares which may be purchased and/or held
by the Bank be equivalent to 10% of the issued and
paid-up share capital of the Bank [Shares] for the
time being; b] the maximum fund to be allocated by
the Bank for the purpose of purchasing the Shares not
 exceed the retained profits and/or the share premium
 account of the Bank; as of 30 JUN 2008, the audited
retained profits and share premium of the Bank were
MYR 1,737 million and MYR 540 million respectively;
[Authority commences immediately upon passing of this
 ordinary resolution and expires the earlier of the
conclusion of the next AGM of the Bank or the
expiration of the period within which the next AGM
after that date is required to be held by law and in
any event, in accordance with the provisions of the
Listing Requirements of Bursa Securities or any other
 relevant authority]; and to take all such steps as
are necessary or expedient to implement or to effect
the purchase[s] of the Shares; to deal with any
shares so purchased and any existing treasury shares
[the Said Shares] in the following manner: i] cancel
the Said Shares; ii] retain the Said Shares as
treasury shares; iii] retain part of the said shares
as treasury shares and cancel the remainder; iv]
distribute all or part of the said shares as
dividends to shareholders, and/or resell on Bursa
Securities and/or cancel all or part of them, or in
any other manner as may be prescribed by the Act,
rules, regulations and orders made pursuant to the
Act and the Listing Requirements of Bursa Securities
and any other relevant authority for the time being
in force and the authority to deal with the Said
Shares shall continue to be valid until all the Said
Shares have been dealt with by the Directors of the

PROPOSAL #S.1: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Bank as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONGKONG & SHANGHAI HOTELS LTD
  TICKER:                N/A             CUSIP:     Y35518110
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors' and the
Independent Auditor for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.a: Re-elect Mr. Ronald James McAulay as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.b: Re-elect Dr. The Hon. Sir David Kwok                        ISSUER          YES          FOR               FOR
Po Li as a Director

PROPOSAL #3.c: Re-elect Mr. John Andrew Harry Leigh                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.d: Re-elect Mr. Nicholas Timothy James                         ISSUER          YES        AGAINST           AGAINST
Colfer as a Director

PROPOSAL #3.e: Re-elect Mr. Neil John Galloway as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company at a fee to be agreed by the Directors and
authorize the Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this resolution, to allot, issue and deal
 with additional shares in the capital of the Company
 and make or grant offers, agreements, options or
warrants during and after the relevant period, not
exceeding 20% of the aggregate number of the issued
share capital of the Company otherwise than pursuant
to: i) a rights issue; or ii) any option scheme or
similar arrangement for the time being adopted for
the grant or issue to officers and/or employees of
the Company and/or any of its subsidiaries of shares
or rights to acquire shares of the Company; or iii)
any scrip dividend or similar arrangement pursuant to
 the Articles of Association of the Company from time
 to time; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM is
 to be held by law]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares or otherwise acquire shares of
HKD 0.50 each in the capital of the Company in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong
Limited, during the relevant period, provided that
the aggregate number of shares in the capital of the
Company so repurchased or otherwise acquired shall
not exceeding 10% of the aggregate nominal amount of
the issued share capital of the Company; and
[Authority expires the earlier of the conclusion of
the AGM of the Company or the expiration of the
period within which the next AGM of the Company is to

PROPOSAL #7.: Approve, subject to the passing of the                       ISSUER          YES        AGAINST           AGAINST
Resolutions 5 and 6 above, to add the aggregate
number of the shares in the capital of the Company
which are repurchased or otherwise acquired by the
Company pursuant to Resolution 6 be added to the
aggregate number of shares in the capital of the
Company which may be issued pursuant to Resolution 5

PROPOSAL #S.8: Amend the Articles 1, 2, 7A, 15,                            ISSUER          YES          FOR               FOR
17(A), 17(B), 36, 38, 49, 58, 65A, 68, 74A, 70, 72,
74A, 86, 87, 89, 91, 92, 98(A), 130(A), 130(C), 133,
135, 137 of the Articles of Association of the
Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONGKONG ELEC HLDGS LTD
  TICKER:                N/A             CUSIP:     Y33549117
  MEETING DATE:          3/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the acquisition by the Company                      ISSUER          YES          FOR               FOR
 of the entire issued share capital of Outram Limited
 [Outram] on the terms and subject to the conditions
of the agreement made between the Company and Cheung
Kong Infrastructure Holdings Limited [CKI] dated 05
FEB 2009 [the Agreement], as specified, the Company's
 entry into or carrying out of the related
transactions as contemplated under the Agreement,
including without limitation the entering into of an
operation and management contract between CKI and
Outram on completion of the Agreement [the Operation
and Management Contract], as specified, its terms and
 conditions [including the annual caps for fees
payable thereunder], and the Company's entry into or
carrying out of the related transactions as
contemplated under the Operation and Management
Contract [the related transactions under the
Agreement and the Operation and Management Contract
are hereinafter collectively referred to as the
Transactions], as specified, and the implementation,
exercise or enforcement of any of the rights, and
performance of any of the obligations under the
Agreement, the Operation and Management Contract
and/or the transactions; and authorize any 2
Executive Directors of the Company to execute all
such documents and deeds [and if necessary apply the
common seal of the Company thereto] and do and
authorize all such acts, matters and things as they
may in their discretion consider necessary or
desirable on behalf of the Company for the purpose of
 implementing, and otherwise in connection with, the
Agreement, the Operation and Management Contract and
the Transactions, and authorize the implementation,
exercise or enforcement of any of the rights, and
performance of any of the obligations under the
Agreement and/or the Operation and Management
Contract and/or any deed, document, undertaking or
obligation entered into or associated with the
Agreement, the Operation and Management Contract
and/or the Transactions, including agreeing any
modifications, amendments, waivers, variations or
extensions of the Agreement, the Operation and
Management Contract and/or any deed, document,
undertaking or obligation entered into or associated
with the Agreement, the Operation and Management

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONGKONG ELEC HLDGS LTD
  TICKER:                N/A             CUSIP:     Y33549117
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditor for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Elect Mr. Neil Douglas McGee as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.2: Elect Mr. Ralph Raymond Shea as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Elect Mr. Wan Chi-tin as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.4: Elect Mr. Wong Chung-hin as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors, during and                          ISSUER          YES        AGAINST           AGAINST
after the relevant period, to issue and dispose of
additional shares of the Company not exceeding 20% of
 the existing issued share capital of the Company,
and grant offers or options [including bonds and
debentures convertible into shares of the Company];
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM is required by law
to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to repurchase shares of HKD 1.00 each in the issued
capital of the Company during the relevant period, in
 accordance with all applicable laws and requirements
 of the Rules Governing the Listing of Securities on
the Stock Exchange of Hong Kong Limited as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the issued share capital of the
Company at the date of this resolution; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM is required by law to be

PROPOSAL #7.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares pursuant to
Resolution 5 as specified be extended by the addition
 thereto of an amount the aggregate nominal amount of
 any share capital of the Company repurchased by the
Company under the authority granted pursuant to
Resolution 6 as specified, not exceeding 10% of the
aggregate nominal amount of the existing issued share
 capital of the Company as at the said resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HONGKONG LD HLDGS LTD
  TICKER:                N/A             CUSIP:     G4587L109
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the financial                            ISSUER          YES          FOR               FOR
statements and the Independent Auditor's report for
the YE 31 DEC 2008 and declare a final dividend

PROPOSAL #2.: Re-elect Mr. Mark Greenberg as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #3.: Re-elect Mr. R.C. Kwok as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Re-elect Lord Powell of Bayswater as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #5.: Re-elect Mr. Percy Weatherall as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #6.: Re-appoint the Auditors and authorize                        ISSUER          YES        AGAINST           AGAINST
the Directors to fix their remuneration

PROPOSAL #7.: Authorize the Directors during the                           ISSUER          YES          FOR               FOR
relevant period, for the purposes of this resolution,
 relevant period being the period from the passing of
 this resolution until the earlier of the conclusion
of the next AGM, or the expiration of the period
within which such meeting is required by law to be
held, or the revocation or variation of this
resolution by an ordinary resolution of the
shareholders of the Company in general meeting, of
all powers of the Company to allot or issue shares
and to make and grant offers, agreements and options
which would or might require shares to be allotted,
issued or disposed of during or after the end of the
relevant period up to an aggregate nominal amount of
USD 75.0 million, and the aggregate nominal amount of
 share capital allotted or agreed conditionally or
unconditionally to be allotted wholly for cash,
whether pursuant to an option or otherwise, by the
Directors pursuant to the approval in this
resolution, otherwise than pursuant to a rights
issue, for the purposes of this resolution, rights
issue being an offer of shares or other securities to
 holders of shares or other securities on the
register on a fixed record date in proportion to
their then holdings of such shares or other
securities or otherwise in accordance with the rights
 attaching thereto, subject to such exclusions or
other arrangements as the Directors may deem
necessary or expedient in relation to fractional
entitlements or legal or practical problems under the
 laws of, or the requirements of any recognized
regulatory body or any stock exchange in, any
territory, or upon conversion of the USD 400,000,000
2.75% guaranteed convertible bonds convertible into
fully paid shares of the company, shall not exceed

PROPOSAL #8.: Authorize the Directors of all powers                        ISSUER          YES          FOR               FOR
of the Company to purchase its own shares, subject to
 and in accordance with all applicable laws and
regulations, during the relevant period, for the
purposes of this resolution, relevant period being
the period from the passing of this resolution until
the earlier of the conclusion of the next AGM, or the
 expiration of the period within which such meeting
is required by law to be held, or the revocation or
variation of this resolution by an ordinary
resolution of the shareholders of the Company in
general meeting, and the aggregate nominal amount of
shares of the Company which the company may purchase
pursuant to the approval in this resolution shall be
less than 15% of the aggregate nominal amount of the
existing issued share capital of the Company at the
date of this meeting, and such approval shall be
limited accordingly, and where permitted by
applicable laws and regulations and subject to the
limitation in this resolution, extend to permit the
purchase of  shares of the Company, i, by
subsidiaries of the company and, ii, pursuant to the
terms of put warrants or financial instruments having
 similar effect, put warrants, whereby the Company
can be required to purchase its own shares, provided
that where put warrants are issued or offered
pursuant to a rights issue, as defined in resolution
7, the price which the Company may pay for shares
purchased on exercise of put warrants shall not
exceed 15% more than the average of the market
quotations for the shares for a period of not more
than 30 nor less than the five dealing days falling
one day prior to the date of any public announcement
by the company of the proposed issue of put warrants

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOPEWELL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y37129148
  MEETING DATE:          10/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Independent Auditor's for the YE 30 JUN 2008

PROPOSAL #2.1: Declare a final dividend of HK 40                           ISSUER          YES          FOR               FOR
cents per share

PROPOSAL #2.2: Declare a special final dividend of HK                      ISSUER          YES          FOR               FOR
 110 cents per share

PROPOSAL #3.1: Re-elect Mr. Josiah Chin Lai KWOK as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.2: Re-elect Mr. Guy Man Guy WU as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Lady Ivy Sau Ping KWOK WU as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.4: Re-elect Ms. Linda Lai Chuen LOKE as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.5: Re-elect Mr. Barry Chung Tat MOK as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.6: Approve to fix the Directors' fees                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix their remuneration

PROPOSAL #5.1: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase shares on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or on any other
stock exchange on which the shares of the Company may
 be listed and which is recognized by the Securities
and Futures Commission of Hong Kong and the Stock
Exchange for this purposes, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
stock exchange as amended from time to time, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company as at the date of
 the passing of this resolution; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by law to be
held]

PROPOSAL #5.2: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares of
the Company and to make or grant offers, agreements
or options [including warrants, bonds, debentures,
notes and other securities which carry rights to
subscribe for or are convertible into shares of the
Company] during and after the relevant period, not
exceeding 20% of the aggregate nominal amount of the
issued share capital of the Company, [otherwise than
as scrip dividends pursuant to the Articles of
Association of the Company from time to time or
pursuant to a rights issue (as specified) or pursuant
 to the exercise of any rights of subscription or
conversion under any existing warrants, bonds,
debentures, notes and other securities issued by the
Company or any share option scheme]; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required

PROPOSAL #5.3: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors to allot shares pursuant to
Resolution 5.2 by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company under the authority granted pursuant to
Resolution 5.1 as specified, provided that such
extended amount shall not exceed 10% of the aggregate
 nominal amount of the share capital of the Company
in issue as at the date of passing this resolution

PROPOSAL #S.6: Amend the Article 91[B] of the                              ISSUER          YES          FOR               FOR
Articles of Association as specified; and authorize
the Directors to do all such acts and execute all
documents to effect and implement the amendment to
Article 91[B] of the Articles of Association

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  ISSUER:                HOPEWELL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y37129148
  MEETING DATE:          10/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Conditional                          ISSUER          YES          FOR               FOR
Agreement dated 02 SEP 2008 entered into between
Hopewell Guangzhou-Zhuhai Superhighway Development
Limited [HHI West HK Co] and Guangdong Provincial
Highway Construction Company Limited [West Route PRC
Partner] regarding amendments of the Sino-foreign co-
operative joint venture contract dated 05 JAN 2004
between them, as may be amended from time to time
[the JV Contract] in relation to the proposed
Zhongshan-to-Zhuhai section of approximately 38 km
[Phase III West] of the route for a proposed network
of dual 3 lane toll-expressways in the western Pearl
River Delta, linking Guangzhou, Foshan, Zhongshan and
 Zhuhai [Western Delta Route] and the Conditional
Agreement dated 02 SEP 2008 entered into between HHI
West HK Co and West Route PRC Partner regarding
amendments of the Articles of Association, as may be
amended from time to time [the JV Articles] of
Guangdong Guangzhou-Zhuhai West Superhighway Company
Limited [West Route JV] in relation to Phase III West
 [copies of the two Conditional Agreements [the 2008
Phase III Amendment Agreements] have been produced at
 this meeting and marked as Exhibit-A and signed by a
 Director of the Company for the purpose of
identification] and all transactions contemplated
thereby; the Conditional Agreement dated 02 SEP 2008
entered into between HHI West HK Co and West Route
PRC Partner regarding amendments of the JV Contract
in relation to the proposed Shunde-to-Zhongshan
section of approximately 46 km of the Western Delta
Route [Phase II West] and the Conditional Agreement
dated 02 SEP 2008 entered into between HHI West HK Co
 and West Route PRC Partner regarding amendments of
the JV Articles in relation to Phase II West [copies
of the two Conditional Agreements [the 2008 Phase II
Amendment Agreements, together with the 2008 Phase
III Amendment Agreements, the 2008 Amendment
Agreements] have been produced at this meeting and
marked as Exhibit-B and signed by a Director of the
Company for the purpose of identification] and all
transactions contemplated thereby; and the entering
into of all such transactions, agreements and
arrangements [including without limitation, with West
 Route PRC Partner and Guangdong Provincial
Communication Group Company Limited and their
respective subsidiaries and associated Companies and
with other connected persons of the Company], and
signing, sealing, execution, perfection, performance
and delivery of all such documents by West Route JV,
Hopewell Highway Infrastructure Limited [HHI] or any
subsidiary or jointly controlled entity of HHI as the
 Directors of HHI may in their absolute discretion
consider necessary or desirable or expedient to give
effect to the 2008 Amendment Agreements or for the
implementation of all transactions contemplated
thereunder, including but not limited to: 1] amending
 the terms of the 2008 Amendment Agreements, the JV
Contract and the JV Articles as required by relevant
authorities in the People's Republic of China [PRC
Authorities] or for the purposes of obtaining the
approval of PR

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  ISSUER:                HOPEWELL HWY INFRASTRUCTURE  LTD
  TICKER:                N/A             CUSIP:     G45995100
  MEETING DATE:          10/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements and the report of the Directors
and Independent Auditor's report for the YE 30 JUN

PROPOSAL #2.1: Approve the recommended final dividend                      ISSUER          YES          FOR               FOR
 of HK 13 cents per share

PROPOSAL #2.2: Approve the recommended special final                       ISSUER          YES          FOR               FOR
dividend of HK 28 cents per share

PROPOSAL #3.1.a: Re-elect Ir. Leo Kwok Kee Leung as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.1.b: Re-elect Mr. Cheng Hui Jia as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.1.c: Re-elect Mr. Kojiro Nakahara as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.1.d: Re-elect Mr. Barry Chung Tat Mok as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.2: Approve to resolve not to fill up the                       ISSUER          YES          FOR               FOR
vacated office resulting from the retirement of Mr.
Lijia Huang as a Director

PROPOSAL #3.3: Approve to fix the Directors' fees                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditors and authorize the Directors
to fix their remuneration

PROPOSAL #5.1: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase shares of the Company on The Stock
Exchange of Hong Kong Limited [the Stock Exchange] or
 on any other stock exchange on which the shares of
the Company may be listed and recognized by the
Securities and Futures Commission of Hong Kong and
the stock exchange for this purpose, subject to and
in accordance with all applicable laws and/or the
requirements of the Rules of Governing the Listing of
 Securities on the Stock Exchange or of any other
stock exchange as amended from time to time during
the relevant period, not exceeding 10% of the
aggregate nominal amount of the issued share capital
of the Company as at the date of passing this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable laws to

PROPOSAL #5.2: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, pursuant to the Rules Governing the Listing
of Securities on The Stock Exchange of Hong Kong
Limited, to allot, issue and deal with unissued
shares in the capital of the Company and to make or
grant offers, agreements and options [including
warrants bonds, debentures, notes and any securities
which carry rights to subscribe for or are
convertible into shares of the Company] during and
after the relevant period, not exceeding the
aggregate of 20% of the aggregate nominal amount of
the issued share capital of the Company at the date
of passing of this resolution; otherwise pursuant to:
 i) a rights issue; or ii) any share option scheme or
 similar arrangement for the time being adopted for
the grant or issue of shares or rights to acquire
shares of the Company; or iii) any scrip dividend or
similar arrangement providing for the allotment and
issue of shares in lieu of the whole or part of a
dividend in accordance with the Articles of
Association of the Company; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Article of Association of the Company or any

PROPOSAL #5.3: Approve, subject to the passing of the                      ISSUER          YES        AGAINST           AGAINST
 Resolution 5.1 and 5.2, to extend the general
mandate granted to the Directors of the Company and
for the time being in force to exercise the powers of
 the Company to allot, issue and deal with un issued
shares pursuant to Resolution 5.2 by the addition to
the aggregate nominal value of the share capital of
the Company which may be allotted or agreed
conditionally or unconditionally to be allotted by
the Directors of the Company pursuant to such general
 mandate of an amount representing the aggregate
nominal value of the share capital of the Company
repurchased by the Company under the authority
granted pursuant to Resolution 5.1, provided that
such extended amount shall not exceed 10% of the
aggregate nominal value of the issued share capital
of the Company as at the date of the passing of this

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  ISSUER:                HOPSON DEVELOPMENT HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G4600H101
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
consolidated financial statements of the Company and
its subsidiaries and the reports of the directors and
 auditors for the YE 31 DEC 2008

PROPOSAL #2.A: Re-elect Mr. Chu Mang Yee as an                             ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #2.B: Re-elect Mr. Chen Chang Ying as an                          ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #2.C: Re-elect Mr. Au Wai Kin as an                               ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #2.D: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the remuneration of the Executive Directors and
the Non-Executive Directors

PROPOSAL #3.: Approve a remuneration of HKD 240,000                        ISSUER          YES          FOR               FOR
be paid to each of the Independent Non-Executive
Directors of the Company for the YE 31 DEC 2009 and
for each subsequent FY until the Company in general
meeting otherwise determines, provided that such
remuneration will be paid in proportion to the period
 of service in the case of a Director who has not
served a complete year

PROPOSAL #4.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Board of Directors to
fix their remuneration

PROPOSAL #6.A: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the capital of the Company or securities convertible
into such shares or warrants or similar rights to
subscribe for any shares in the Company and to make
or grant offers, agreements and options during the
relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of passing of this resolution,
 otherwise than pursuant to: a rights issue; or
pursuant to the exercise of options under the Share
Option Scheme or similar arrangement; or any scrip
dividend or similar arrangement providing for the
allotment of share of the Company in lieu of the
whole or part of the dividend on the shares of the
Company in accordance with the Company's Bye-laws;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM is required by the
Bye-laws of the Company or any applicable laws of

PROPOSAL #6.B: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase its own shares, on The Stock Exchange
of Hong Kong Limited [the Stock Exchange] or on any
other stock exchange on which the securities of the
Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange for this purpose, subject to and in
accordance with all applicable laws and requirements
of the Rules Governing the Listing of Securities on
the Stock Exchange or of any other stock exchange on
which the securities of the Company may be listed as
amended from time to time, not exceeding 10% of the
aggregate nominal amount of the issued share capital
of the Company on the date of passing of this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM is
 required by the Bye-laws of the Company or any
applicable laws of Bermuda to be held]

PROPOSAL #6.C: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolutions 6.A and 6.B, to add the aggregate
nominal amount of shares in the capital of the
Company repurchased by the Company under the
authority granted to the Directors as specified in
Resolution 6.B, to the aggregate nominal amount of
the share capital of the Company that may be allotted
 or agreed conditionally or unconditionally to be
allotted by the Directors of the Company pursuant to
Resolution 6.A, provided that such amount shall not
exceed 10% of the total nominal amount of the issued
share capital of the Company on the date of this

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  ISSUER:                HOPSON DEVELOPMENT HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G4600H101
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the New Framework                         ISSUER          YES          FOR               FOR
Agreement dated 30 APR 2009 entered into between the
Company and Guangdong Hanjiang Construction
Installation Project Limited [Hanjiang together with
its subsidiaries and associates, the Hanjiang Group]
[New Framework Agreement] for the purpose of
governing the continuing connected transactions
between the Group and Hanjiang Group [Continuing
Connected Transactions]; and the maximum aggregate
annual value of each of the Continuing Connected
Transactions for the 3 financial years ending 31 DEC
2011 proposed by the Directors of the Company
[Directors]; and authorize any 1 Director on behalf
of the Company to sign, execute, perfect, deliver and
 do all such documents, deeds, acts, matters and
things as he may in his discretion consider necessary
 or desirable for the purposes of or in connection
with the implementation of the New Framework
Agreement and the Continuing Connected Transactions

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  ISSUER:                HOT TELECOMMUNICATION SYSTEMS LTD
  TICKER:                N/A             CUSIP:     M5298W105
  MEETING DATE:          3/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
Director's report for the Year 2007

PROPOSAL #2.: Re-appoint the Joint Accountant-                             ISSUER          YES          FOR               FOR
Auditor's until the next AGM and authorize the Audit
Committee to fix their fees

PROPOSAL #3.1: Appoint Mr. Assi Bartfeld as group B                        ISSUER          YES          FOR               FOR
Director's until the AGM in 2012

PROPOSAL #3.2: Appoint Mr. Amir Lang as group B                            ISSUER          YES          FOR               FOR
Director's until the AGM in 2012

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  ISSUER:                HOT TELECOMMUNICATION SYSTEMS LTD
  TICKER:                N/A             CUSIP:     M5298W105
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment to the Chairman of                       ISSUER          YES          FOR               FOR
a bonus in respect of 2008 in the amount of NIS

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  ISSUER:                HOTEL PROPERTIES LTD
  TICKER:                N/A             CUSIP:     V75384103
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the Directors'                          ISSUER          YES          FOR               FOR
report and accounts for the YE 31 DEC 2008 and the
Auditor's report thereon

PROPOSAL #2.: Declare a final one-tier tax-exempt                          ISSUER          YES          FOR               FOR
dividend of 1 cent per ordinary share for the YE 31
DEC 2008

PROPOSAL #3.: Approve the proposed Directors' fees of                      ISSUER          YES          FOR               FOR
 SGD 310,500 for the YE 31 DEC 2008

PROPOSAL #4.: Re-appoint the Auditors for the ensuing                      ISSUER          YES          FOR               FOR
 year and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Re-appoint Mr. Joseph Grimberg as a                          ISSUER          YES          FOR               FOR
Director of the Company to hold such office until the
 next AGM, pursuant to Section 153[6] of the
Companies Act, Chapter 50

PROPOSAL #6.: Re-elect Mr. Stephen Lau Buong Lik                           ISSUER          YES          FOR               FOR
pursuant to Article 70 of the Articles of Association

PROPOSAL #7.: Re-elect Mr. Arthur Tan Keng Hock                            ISSUER          YES          FOR               FOR
pursuant to Article 80 of the Articles of Association

PROPOSAL #8.: Re-elect Mr. Michael S. Dobbs Higginson                      ISSUER          YES          FOR               FOR
 pursuant to Article 80 of the Articles of Association

PROPOSAL #9.: Authorize the Director, pursuant to                          ISSUER          YES          FOR               FOR
Section 161 of the Companies Act, Chapter 50 and the
listing rules of the Singapore Exchange Securities
Trading Limited, to allot and issue shares in the
capital of the Company [Shares] whether by way of
bonus issue, rights issue or otherwise; and/or make
or grant offers, agreements or options [collectively,
 Instruments] that might or would require shares to
be issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares,  at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may, in their absolute discretion,
deem fit provided that: the aggregate number of
shares to be issued pursuant to this resolution does
not exceed 50% of the total number of issued shares,
excluding treasury shares if any, in the capital of
the Company at the time of passing of this
resolution, of which the aggregate number of shares
to be issued other than on a pro-rata basis to
existing shareholders of the Company does not exceed
20% of the total number of issued shares, excluding
treasury shares, if any, in the Company; for the
purpose of determining the aggregate number of shares
 that may be issued under [i] above, the total number
 of shares to be issued by the Company shall be based
 on the total number of issued shares of the Company,
 excluding treasury shares of the company, at the
time this resolution is passed, after adjusting for
a) new shares arising from the conversion or exercise
 of any convertible securities or share options or
vesting of share awards which are outstanding or
subsisting at the time this resolution is passed, b)
any subsequent bonus issue, consolidation or
subdivision of shares; in exercising the authority
conferred by this Resolution, the Company shall
comply with the provisions of the Listing Manual of
the SGX-ST for the time being in force (unless such
compliance has been waived by the SGX-ST) and the
Articles of Association for the time being of the
Company; and [Authority expired the earlier the
conclusion of the next AGM of the Company or the date
 by which the next AGM of the Company is required by

PROPOSAL #10.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to offer and grant options over ordinary shares in
the Company in accordance with the regulations of the
 Hotel Properties Limited Share Option Scheme 2000
[the Scheme 2000] and pursuant to Section 161 of the
Companies Act, Chapter 50, to issue and allot
ordinary shares upon the exercise of any such options
 and to do all such acts and things as may be
necessary or expedient to carry the same into effect
provided that the total number of shares allotted and
 issued under the Scheme 2000 is limited to 15% of
the total number of issued shares, excluding treasury
 shares, if any, or such other limit as may be
specified in the Listing Manual of the Singapore
Exchange Securities Trading Limited from time to time

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to grant awards from time to time in accordance with
 the provisions of the Hotel Properties Limited
Performance Share Plan [HPL PSP], pursuant to Section
 161 of the Companies Act, Chapter 50, to allot and
issue from time to time such number of fully paid-up
shares as may be required to be issued pursuant to
the vesting of the awards under the HPL PSP, provided
 that the aggregate number of shares to be allotted
and issued pursuant to the HPL PSP, Hotel Properties
Limited Share Option Scheme, Hotel Properties Limited
 Share Option Scheme 2000 and any other share-based
incentive schemes of the Company, shall not exceed
15% of the total number of issued shares, excluding
treasury shares, if any, from time to time

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  ISSUER:                HOUSE FOODS CORPORATION
  TICKER:                N/A             CUSIP:     J22680102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOUSING DEVELOPMENT & INFRASTRUCTURE LTD.
  TICKER:                N/A             CUSIP:     Y3722J102
  MEETING DATE:          7/21/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited profit and loss                            ISSUER          YES          FOR               FOR
account of the Company for the YE on 31 MAR 2008, the
 balance sheet as at date together with the report of
 the Auditor's and Directors' thereon

PROPOSAL #2.: Approve to confirm Interim Dividend                          ISSUER          YES          FOR               FOR
already paid and declare a final dividend on equity
shares

PROPOSAL #3.: Re-appoint Mr. Satya Pal Talwar as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Lalit Mohan Mehta as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Shyam Sunder Dawra as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Sunil Behari Mathur as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation

PROPOSAL #7.: Appoint M/s. Thar & Co, Chartered                            ISSUER          YES          FOR               FOR
Accountants, Mumbai as the Statutory Auditors of the
Company to hold office from the conclusion of this
meeting until the conclusion of the next AGM and
approve to fix their remuneration

PROPOSAL #8.: Appoint Mr. Ramesh Chander Kapoor as a                       ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

PROPOSAL #9.: Appoint Mr. Raj Kumar Aggarwal as a                          ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

PROPOSAL #S.10: Amend, pursuant to Section 31 of the                       ISSUER          YES          FOR               FOR
Companies Act, 1956 and other applicable provisions,
if any and pursuant to the guidelines issued by
Securities and Exchange Board of India under SEBI
[disclosure and investor protection] Guidelines,
2000, and subject to the approval of the
shareholders, the Articles of Association of the
Company by insertion of the New Article No. 7A
immediately after the existing Article No.7, as
specified; and authorize Mr. Rakesh Kumar Wadhawan as
 a Executive Chairman, Mr. Sarang Wadhawan, as a
Managing Director and Mr. Darshan D. Majmudar, as a
Company Secretary of the Company to sign and file all
 such forms, documents or papers with the Registrar
of Companies, Mumbai and other concerned authorities
as may be required for registration of alteration in

PROPOSAL #11.: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, pursuant to the applicable provisions to
 the Companies Act, 1956 and Article 7A of Articles
of Association of the Company and such other
approvals, permissions and sanctions as may be
necessary and subject to such terms, conditions and
variations as may be specified; to accept, if it
thinks fit, to capitalize a sum not exceed INR
61,22,05,950 out of the amount standing to the credit
 of the Reserves and Surplus Account as per the
Audited Accounts for the FYE 31 MAR 2008 available
for the purpose of capitalization and set free for
the distribution amongst shareholders whose names
appear the register of Members of the Company on such
 date as may fixed by the Board in that behalf
towards payment in full of up to 6,12,20,595 Equity
Shares of the Company of face value of INR 10 each
out of the unissued authorized Equity Share Capital
of the Company and that such Bonus Equity Shares be
credited as fully paid up and allotted to such
persons respectively in proportion of 2 Bonus Equity
Shares for every 7 Equity Shares held by such persons
 on record date and that the Bonus Equity Shares so
allotted shall be treated for all purposes as an
increase in the nominal capital amount in the capital
 of the Company held by each such Member and not as
income and that the Bonus Equity Shares be issued
allotted, inter a on the following terms and
conditions, as specified no bonus shares be issued to
 the Members in respect of their respective
fractional entitlements, if any, the Board of
Directors of the Company stead consolidate all such
fractional entitlements and there upon issue and
allot Bonus shares in lieu thereof to any Directors
or officers of the Company who shall hold the shares
in trust on behalf of the Members entitled to the
fractional entitlements with the express
understanding that such Directors or officers shall
sell the same at such times and at such prices, as
net sale proceeds thereof, whereupon the Company
shall distribute such net sale proceeds to the
Members in proportion to their respective fractional
entitlements; for the purpose of giving effect to
these resolutions and for removal of any difficulty
or doubt, the Board of Directors term shall be deemed
 to include Committee thereof] to do all such acts,
deeds, matters and things as may its sole and
absolute discretion, deem necessary, expedient, usual
 or proper and to settle any occasion, doubt or
difficulty that may arise with regard to the issue
and allotment of Bonus Shares as aforesaid or any

PROPOSAL #S.12: Authorize the Board of Directors,                          ISSUER          YES          FOR               FOR
pursuant to provision of Section 198, 309, & 310 read
 with Schedule XIII and all other applicable
provisions, if any of the Companies Act, 1956 for
making payment of Commission up to 1% of the net
profit to Non Executive Directors of the Company
subject to maximum amount of INR 1,50,00,000,
annually, for 3 FY's commencing from 2008-09 i.e., is
 up to FY 2010-11

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOUSING DEVELOPMENT & INFRASTRUCTURE LTD.
  TICKER:                N/A             CUSIP:     Y3722J102
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to the                        ISSUER          YES        AGAINST           AGAINST
provisions of Section 81(1A) and other applicable
provisions, if any, of the Companies Act, 1956
[including any amendments thereto or re-enactment
thereof [the Companies Act], the provisions of
Chapter XIII-A 'Guidelines for Qualified Institutions
 Placement' of SEBI [Disclosure & Investor
Protection] Guidelines, 2000, as amended from time to
 time, [the SEBI DIP Guidelines], the provisions of
the Foreign Exchange Management Act, 2000 [FEMA],
Foreign Exchange Management [Transfer or Issue of
Security by a Person resident outside India]
Regulations, 2000, as amended from time to time, and
such other statues, notifications, clarifications,
circulars:, rules and regulations as may be
applicable and relevant, as amended from time to time
 and issued by the Government of India [the GOI], the
 Reserve Bank of India [the RBI], the Foreign
Investment Promotion Board [the FIPB], the Securities
 and Exchange Board of India [the SEBI], Stock
Exchanges and any other appropriate authorities,
institutions or bodies, as may be applicable and the
enabling provisions of the Listing Agreements entered
 into by the Company with the stock exchanges on
which the equity shares of the Company are listed
[the Listing Agreements] and Memorandum and Articles
of Association of the Company, and subject to such
approvals, consents, permissions and sanctions, if
any, of the GOI, RBI, FIPB, SEBI, Stock Exchanges and
 any other appropriate authorities, institutions or
bodies, as may be necessary and subject to such
conditions as may be prescribed/ stipulated by any of
 them while granting such approvals, consents,
permissions and sanctions which may be
agreed/accepted to by the Board of Directors of the
Company [hereinafter referred to as the Board which
shall be deemed to include any committee thereof,
constituted or to be constituted to exercise its
powers], in its absolute discretion, to create,
offer, issue and allot, in 1 or more tranches, equity
 shares [hereinafter referred to as Specified
Securities within the meaning of SEBI DIP Guidelines]
 for an amount up to USD 600 Million or its Indian
Rupee equivalent, inclusive of such premium, as may
be finalized by the Board, to qualified institutional
 buyers as defined in the SEBI DIP Guidelines [the
QIBs], pursuant to the qualified institutions
placement at such price being not less than the price
 determined in accordance with the SEBI DIP
Guidelines and such issue and allotment to be made on
 such terms and conditions as may be decided by the
Board at the time of issue or allotment of the
Specified Securities; approve, the relevant date for
the purpose of pricing of the Specified Securities
proposed to be issued in accordance with SEBI DIP
Guidelines, shall be the date of the meeting in which
 the Board [which expression includes any Committee
thereof constituted or to be constituted to exercise
its powers] decides to open the issue of the
Specified Securities, subsequent to the receipt of

PROPOSAL #2.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company [hereinafter referred to as Board which term
 shall be deemed to include any Committee
constituted/to be constituted by the Board to
exercise its powers conferred by this resolution],
pursuant to Section 81(1A) and all other applicable
provisions, if any, of the Companies Act, 1956
[including any statutory modification(s) or re-
enactment thereof, for the time being in force] and
pursuant to the provisions of Chapter XIII of the
Securities and Exchange Board of India [Disclosure
and Investor Protection] Guidelines, 2000, as amended
 [the SEBI DIP Guidelines] read with the enabling
provisions of the Memorandum and Articles of
Association of the Company], Listing Agreement
entered into with the Stock Exchange(s) and subject
to such approvals, consents, permissions and
sanctions of all appropriate and/or concerned
authorities and departments, if any, and subject to
such conditions and modifications as may be
prescribed by any of them in granting such approvals,
 to offer, issue, allot and deliver 26,000,000
warrants on preferential basis to Mr. Rakesh Kumar
Wadhawan, Executive Chairman and the Promoter of the
Company for cash which shall upon conversion rank
pari passu with the existing equity shares of the
Company, in such form and manner and upon such terms
and conditions as the Board may in its absolute
discretion deem fit, at a price not less than the
price as on Relevant Date determined based on the
provisions of Clause 13.1.1 of SEBI [Disclosure and
Investor Protection] Guidelines, 2000; approve the
'Relevant Date' for the purpose of determining the
issue price of warrants, in pursuance of SEBI
[Disclosure and Investor Protection] Guidelines, 2000
 will be 18 MAY 2009; to issue the Warrants at a
price [the Warrant Issue Price] that will be subject
to a minimum price [the Floor Price] determined in
accordance with Chapter XIII of the SEBI DIP
Guidelines; the relevant date for the purpose of
determination of the Floor Price shall be 30 days
prior to the date of EGM; however, in the event, the
Company undertakes a qualified institutions placement
 of its equity shares in terms of Chapter XIIIA of
the SEBI DIP Guidelines [the QIP] and determines the
issue price of equity shares pursuant to such a QIP
[the QIP Issue Price], before the issue of Warrants
as aforesaid, then the Warrant Issue Price shall be
the higher of the Floor Price or the QIP Issue Price;
 in the event, the QIP is not priced within 15 days
from the date of EGM held to approve the aforesaid
preferential allotment of Warrants, then the Warrant
Issue Price shall be equal to or higher than the
Floor Price; the aforesaid issue of Warrants shall be
 in accordance with the following terms and
conditions: a Warrant by itself shall not give to a
Warrant holder thereof, any rights of the shareholder
 or the debenture holder of the Company; in the
event, the equity shares of the Company are either
sub-divided or consolidated before the conversion of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOUSING DEVELOPMENT FINANCE CORP LTD
  TICKER:                N/A             CUSIP:     Y37246157
  MEETING DATE:          7/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #2.: Approve the dividend of INR 25.00 per                        ISSUER          YES          FOR               FOR
share

PROPOSAL #3.: Re-appoint Mr. D.M. Satwalekar as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint Mr. D.N. Ghosh as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint Mr. R.S. Tarneja as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #6.: Approve Deloitte Haskins Sells as the                        ISSUER          YES          FOR               FOR
Auditors and authorize the Board to fix their
remuneration

PROPOSAL #7.: Approve Pannell Kerr Forster as the                          ISSUER          YES          FOR               FOR
Branch Auditors and authorize the Board to fix their
remuneration

PROPOSAL #8.: Appoint Mr. B. Jalan as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve to increase in borrowing powers                      ISSUER          YES        AGAINST           AGAINST
 to INR 1.5 Trillion

PROPOSAL #10.: Approve the reappointment and                               ISSUER          YES          FOR               FOR
remuneration of Mr. R.S. Karnad, Joint Managing
Director

PROPOSAL #s.11: Approve the Employee Stock Option                          ISSUER          YES          FOR               FOR
Scheme - 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HOYA CORPORATION
  TICKER:                N/A             CUSIP:     J22848105
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Authorize Use of Stock Options, and                           ISSUER          YES          FOR               FOR
Allow Board to Authorize Use of Stock Option Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HSBC HOLDINGS PLC, LONDON
  TICKER:                N/A             CUSIP:     G4634U169
  MEETING DATE:          3/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital                        ISSUER          YES          FOR               FOR
from USD 7,500,100,000, GBP 401,500 and EUR 100,000
to USD 10,500,100,000, GBP 401,500 and EUR 100,000 by
 the creation of an additional 6,000,000,000 ordinary
 shares of USD 0.50 each in the capital of the
Company forming a single class with the existing
ordinary shares of USD 0.50 each in the capital of

PROPOSAL #2.: Authorize the Directors, in                                  ISSUER          YES          FOR               FOR
substitution for any existing authority and for the
purpose of Section 80 of the UK Companies Act 1985,
[the Act] to allot relevant securities up to an
aggregate nominal amount of USD2,530,200,000 in
connection with the allotment of the new ordinary
shares as specified pursuant to right issue[Authority
 expires at the conclusion of the AGM of the Company
to be held in 2009]; and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or agreement

PROPOSAL #S.3: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of Resolution 2 and pursuant to Section
94 of the UK Companies Act 1985, [the Act] the
subject of authority granted by Resolution 2 as if
Section 89[1] of the Act displaying to any such
allotment and in particular to make such allotments
subject to such exclusions or other arrangements as
the Directors may deem necessary or expedient in
relation to fractional entitlements or securities
represented by depository receipts or having regard
to any restrictions, obligations or legal problems
under the Laws of the requirements of any regulatory
body or stock exchange in any territory or otherwise
howsoever; [Authority expires the earlier of the
conclusion of the AGM of the Company to be held in
2009]; and, authorize the Directors to allot equity
securities in pursuance of such offers or agreement

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HSBC HOLDINGS PLC, LONDON
  TICKER:                N/A             CUSIP:     G4634U169
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual accounts and reports                      ISSUER          YES          FOR               FOR
 of the Directors and of the Auditor for the YE 31
DEC 2008

PROPOSAL #2.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR
report for YE 31 DEC 2008

PROPOSAL #3.1: Re-elect Mr. S.A. Catz as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. V.H.C Cheng as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Re-elect Mr. M.K.T Cheung as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Re-elect Mr. J.D. Coombe as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Re-elect Mr. J.L. Duran as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Re-elect Mr. R.A. Fairhead as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.7: Re-elect Mr. D.J. Flint as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Re-elect Mr. A.A. Flockhart as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.9: Re-elect Mr. W.K. L. Fung as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Re-elect Mr. M.F. Geoghegan as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.11: Re-elect Mr. S.K. Green as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Re-elect Mr. S.T. Gulliver as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.13: Re-elect Mr. J.W.J. Hughes-Hallett as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.14: Re-elect Mr. W.S.H. Laidlaw as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.15: Re-elect Mr. J.R. Lomax as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Re-elect Sir Mark Moody-Stuart as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.17: Re-elect Mr. G. Morgan as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Re-elect Mr. N.R.N. Murthy as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.19: Re-elect Mr. S.M. Robertson as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.20: Re-elect Mr. J.L. Thornton as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.21: Re-elect Sir Brian Williamson as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Reappoint the Auditor at remuneration                        ISSUER          YES          FOR               FOR
to be determined by the Group Audit Committee

PROPOSAL #5.: Authorize the Directors to allot shares                      ISSUER          YES          FOR               FOR

PROPOSAL #S.6: Approve to display pre-emption rights                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Authorize the Company to purchase its                        ISSUER          YES          FOR               FOR
own ordinary shares

PROPOSAL #S.8: Adopt new Articles of Association with                      ISSUER          YES          FOR               FOR
 effect from 01 OCT 2009

PROPOSAL #S.9: Approve general meetings being called                       ISSUER          YES          FOR               FOR
on 14 clear days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HTC CORP
  TICKER:                N/A             CUSIP:     Y3194T109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited report                                     ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The revision to the rules of the Board                      ISSUER          NO           N/A               N/A
 meeting

PROPOSAL #A.4: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 27 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, and staff bonus, proposed
stock dividend: 50 for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of asset acquisition or disposal

PROPOSAL #B.6: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of trading derivatives

PROPOSAL #B.7: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.8: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.9: Elect Mr. Hochen Tan as a Director,                         ISSUER          YES          FOR               FOR
Shareholder No: D101161444

PROPOSAL #B.10: Extraordinary Motions                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUA NAN FINANCIAL HOLDING CO LTD
  TICKER:                N/A             CUSIP:     Y3813L107
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The same person or the same affiliate                       ISSUER          NO           N/A               N/A
who intends to prossess more than the designated rate
 of total voting shares of the same FHC report

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.7 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings; proposed stock dividend: 30
for 1,000 shares held

PROPOSAL #B.4: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUABAO INTERNATIONAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G4639H106
  MEETING DATE:          8/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and of the Auditors for the YE 31 MAR 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
MAR 2008

PROPOSAL #3.A: Re-elect Mr. Mak Kin Kwong, Peter as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.B: Re-elect Mr. Poon Chiu Kwok as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Lee Luk Shiu as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.D: Re-elect Mr. Xiong Qing as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.E: Re-elect Mr. Lau Chi Tak as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.F: Authorize the Directors to fix their                        ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #4.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors and authorize
the Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors, without                            ISSUER          YES        AGAINST           AGAINST
prejudice to Resolution 5,C, to allot, issue and deal
 with shares of HKD 0.10 each in the capital of the
Company [the Shares], and to issue, allot or grant
securities convertible into shares or options,
warrants or similar rights to subscribe for any
shares in the Company or such convertible securities
and to make or grant offers, agreements and options
during and after the relevant period, not exceeding
the aggregate of 20% of the aggregate nominal amount
of the share capital of the Company at the date of
passing this resolution, otherwise than pursuant to
i) a rights issue; or ii) any scrip dividend or
similar arrangements implemented in accordance with
Bye-Laws of the Company; or iii) an issue of Shares
under the share option scheme of the Company or any
similar arrangements for the time being adopted by
the Company for the grant or issue to employees or
the Directors of the Company and/or any of its
subsidiaries of Shares or right to acquire Shares;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period within
which the next AGM is required to be held by the Bye-
Laws of the Company or any applicable laws of Bermuda]

PROPOSAL #5.B: Authorize the Directors, to repurchase                      ISSUER          YES          FOR               FOR
 the shares on the Stock Exchange of Hong Kong
Limited or on any other stock exchange on which the
Shares may be listed and which is recognized by the
Securities and Futures Commission and The Stock
Exchange of Hong Kong Limited [the Recognised Stock
Exchange] subject to and in accordance with all
applicable laws, and in accordance with the
provisions of, and in the manner specified in, the
Rules Governing the Listing of Securities on the
Stock Exchange of Hong Kong Limited or the rules of
any other Recognised Stock Exchange, provided that
the aggregate nominal amount of the Shares to be
repurchased shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing of this Resolution;
[Authority expires the earlier of the conclusion of
the next AGM or the expiration of the period within
which the next AGM is required to be held by the Bye-
Laws of the Company or any applicable laws of Bermuda]

PROPOSAL #5.C: Approve, subject to the passing of                          ISSUER          YES        AGAINST           AGAINST
Resolutions 5.A and 5.B, to increase and extend the
aggregate nominal amount of share capital that may be
 allotted or agreed conditionally or unconditionally
to be allotted by the Directors pursuant to
Resolution 5.A, by the addition of the aggregate
nominal amount of the shares which may be repurchased
 by the Company pursuant to Resolution 5.B, provided
that such amount does not exceed the aggregate
nominal amount of the shares repurchased pursuant to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUABAO INTERNATIONAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G4639H106
  MEETING DATE:          8/7/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Acquisition                           ISSUER          YES          FOR               FOR
Agreement dated 07 JUL 2008 as specified and the
transaction contemplated thereunder; and authorize
any 1 Director of the Company [other than Ms. Chu]
with full power, to do all things and sign or execute
 all documents on behalf of the Company which may in
his/her opinion be necessary or desirable for the
purpose of giving effect to the Acquisition Agreement
 or any matters relation thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUADIAN ENERGY CO LTD
  TICKER:                N/A             CUSIP:     Y3738R106
  MEETING DATE:          1/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's eligibility for                        ISSUER          YES          FOR               FOR
non-public offering [A share]

PROPOSAL #2.: Approve the connected transactions in                        ISSUER          YES          FOR               FOR
relation to the Plan for the above non-public offering

PROPOSAL #3.: Authorize the Board to handle matters                        ISSUER          YES          FOR               FOR
in relation to the above non-public offering

PROPOSAL #4.: Approve the exemption of a Company from                      ISSUER          YES          FOR               FOR
 tender offer

PROPOSAL #5.: Approve the feasibility report on the                        ISSUER          YES          FOR               FOR
use of proceeds from the above non-public offering

PROPOSAL #6.: Approve the plan for the above non-                          ISSUER          YES          FOR               FOR
public offering

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUADIAN ENERGY CO LTD
  TICKER:                N/A             CUSIP:     Y3738R106
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Receive the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report and 2009 financial Budget report

PROPOSAL #4.: Approve the 2008 profit distribution                         ISSUER          YES          FOR               FOR
proposal: 1) cash dividend/10 shares [tax included]:
CNY 0.0000: 2) bonus issue from profit [share/10
shares]: none 3) bonus issue from capital reserve
[share/10 shares]: none

PROPOSAL #5.: Approve the increase of share capital                        ISSUER          YES          FOR               FOR
to a Corporation and relevant matters

PROPOSAL #6.: Approve the increase of share capital                        ISSUER          YES          FOR               FOR
to another Corporation

PROPOSAL #7.: Approve the participation of increase                        ISSUER          YES          FOR               FOR
of share capital in relation to a third Corporation

PROPOSAL #8.: Approve the investment in a project                          ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the investment in another                            ISSUER          YES          FOR               FOR
project
PROPOSAL #10.: Approve the change of Directors                             ISSUER          YES          FOR               FOR

PROPOSAL #11.: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

PROPOSAL #12.: Re-appoint the Audit firm                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUADIAN POWER INTERNATIONAL CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y3738Y101
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the issuance of medium-term                         ISSUER          YES          FOR               FOR
notes or Corporate bonds or the combination of them
[the Debentures Financing Products] by the Company
and authorize any 1 Executive Director or the
financial controller of the Company, subject to the
Laws, regulations and other regulatory documents, and
 to the extent and scope permitted by this Special
Resolution and the Articles of Association of the
Company, to handle matters in relation to the
issuance of the Debentures Financing Products in
accordance with the circumstances of the Company and
after taking into account the then market conditions,
 including but not limited to the issuance size,
actual aggregate amount, term of the debentures,
price, interest rate or method to determine interest
rate, timing, whether by way of single or multiple
issuances, whether to include repurchase and
redemption provision, credit rating arrangement,
provision of guarantee, maturity date for repayment
of principal and interest, place of listing, use of
proceeds subject to the authorization scope approved
by the shareholders, specific placing arrangement and
 all other matters in relation to the issuance of the
 Debentures Financing Products; to take all necessary
 actions in relation to the issuance of Debentures
Financing Products, including but not limited to, the
 appointment of intermediary institution, the
determination of underwriting arrangement, the
compilation and filing of application documents with
the relevant regulatory authorities and to obtain
approvals from such regulatory authorities, the
appointment of trustees for the Debentures Financing
Products, the execution of trust agreements and
determination of meeting rules of holders of
Debentures Financing Products and all other matters
in relation to the issuance, trading and circulation
of the Debentures Financing Products; to conduct all
necessary steps in relation to the issuance and
application for the listing of the Debentures
Financing Products, including but not limited to,
negotiation, authorization, execution, performance,
revision and completion of all necessary legal
documents, agreements and contracts and to make
relevant disclosure as required by the regulatory
authorities; and in the event there is any change to
the policies of the regulatory authorities in
relation to the issuance of the Debentures Financing
Products or there is any change to the market
conditions in relation to the issuance of Debentures
Financing Products, save and except for those matters
 required to be approved by the shareholders of the
Company pursuant to any Laws, regulations and
Articles of Association of the Company, to make
relevant adjustments to the issuance plan regarding
the Debentures Financing Products or relevant matters
 in accordance with the requirements of the
regulatory authorities [Authority expires at the

PROPOSAL #2.: Approve the provision of project loan                        ISSUER          YES        AGAINST           AGAINST
guarantee in the amount of RMB 200 million by the
Company to Anhui Huadian Suzhou Power Generation
Company Limited [Suzhou Company] proportional to its
97% shareholding in Suzhou Company, and authorize the
 General Manager or financial controller of the
Company to execute the relevant guarantee agreement
and documents, and the secretary to the Board of
Directors of the Company [the Board] to make timely
disclosure regarding the above mentioned guarantee as
 required by the regulatory authorities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUADIAN PWR INTL CORP LTD
  TICKER:                N/A             CUSIP:     Y3738Y101
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company to issue short-                       ISSUER          YES          FOR               FOR
term debentures with a principal balance not
exceeding RMB 3 billion according to the capital
requirements, and the term of authorization shall
commence from the date of granting of the approval at
 the AGM and expiring at the conclusion of the AGM of
 the Company for the YE 31 DEC 2009, such issuance
can be once off or multiple; and any 1 of the
Executive Directors or the Financial Controller of
the Company to handle matters in relation to the
short-term debentures application and issuance of
short-term debentures including the determination of
time, interest rate, plan and use of proceeds, and
execution of the documents and agreements required
for application and issuance including the
underwriting agreement and the offering prospectus

PROPOSAL #S.2: Authorize the Board of the Company, to                      ISSUER          YES        AGAINST           AGAINST
 separately or concurrently, issue, allot and/or deal
 with additional domestic shares [the A Shares]
and/or overseas listed foreign invested shares [the H
 Shares] of the Company, and to make or grant offers,
 agreements or options in respect thereof, subject to
 the following conditions: i) such mandate shall not
extend beyond the Relevant Period save that the Board
 may during the Relevant Period make or grant offers,
 agreements or options which might require the
implementation or exercise of such powers after the
end of the Relevant Period; ii) the number of A
Shares and/or H Shares to be issued and allotted or
agreed conditionally or unconditionally to be issued
and allotted separately or concurrently by the Board
shall not exceed 20% of each of its existing A Shares
 and/or H Shares respectively; and iii) the Board
will only exercise its power under such mandate in
accordance with the Company Law of the PRC and the
Hong Kong Listing [as amended from time to time] or
applicable Laws, rules and regulations of other
government or regulatory bodies and only if all
necessary approvals from the CSRC and/or other
relevant PRC government authorities are obtained;
[Authority expires at the earlier of the conclusion
of the next AGM of the Company or 12 month period
following the passing of this special resolution];
and contingent on the Board resolving to separately
or concurrently issue shares pursuant to this special
 resolution, to increase the registered capital of
the Company to reflect the number of shares
authorized to be issued by the Company pursuant to
this special resolution and to make such appropriate
and necessary amendments to the Articles of
Association of the Company as they think fit to
reflect such increases in the registered capital of
the Company and to take any other action and complete
 any formality required to effect the separately or
concurrently issuance of shares pursuant to this
special resolution and the increase in the registered

PROPOSAL #S.3.1: Approve the class of shares to be                         ISSUER          YES          FOR               FOR
issued: RMB denominated ordinary shares [A Shares]

PROPOSAL #S.3.2: Approve the nominal value per share:                      ISSUER          YES          FOR               FOR
 RMB 1.00

PROPOSAL #S.3.3: Approve the method of issuance: non-                      ISSUER          YES          FOR               FOR
public offering to target subscribers; issuance to
target subscribers at the right timing by way of non-
public offering within 6 months from obtaining
necessary approvals from CSRC

PROPOSAL #S.3.4: Approve the target subscribers and                        ISSUER          YES          FOR               FOR
lock-up period: i) not more than 10 target
subscribers, including Securities Investment Funds
Management Companies, Securities Companies, Trust
Investment Companies, Financial Companies, Insurance
Institutional Investors and other qualified
investors; after obtaining the necessary approvals,
the Board shall [based on the subscription
application bidding prices indicated by the target
subscribers] determine the final target subscribers
in compliance with the principle to give priority to
those target subscribers who submitted higher bidding
 prices; such target subscribers shall not dispose
their new A Shares within 12 months from the date of
completion of the proposed placing; ii) subject to
the passing of the below special resolution 4, the
target subscribers may include China Huadian, who
shall not dispose its new A Shares within 36 months
from the date of completion of the proposed placing

PROPOSAL #S.3.5: Approve the method of subscription:                       ISSUER          YES          FOR               FOR
all target subscribers shall subscribe in cash

PROPOSAL #S.3.6: Approve the number of shares to be                        ISSUER          YES          FOR               FOR
issued: not more than 750,000,000 new A Shares; the
final number of new A Shares to be issued shall be
determined by the Board pursuant to the authorization
 granted under this resolution after taking into
account the market conditions and consultations with
the sponsor [lead underwriter] of the proposed
placing; the number of new A Shares to be issued
shall be adjusted accordingly if there is any ex-
rights or ex-dividend between the determination date
of the issuance price and the issuance date of the
proposed placing

PROPOSAL #S.3.7: Approve the determination date of                         ISSUER          YES          FOR               FOR
the issuance price and the issuance price: the
determination date of the issuance price of the
proposed placing shall be the date of the
announcement of the Board's resolution in respect of
the proposed placing; the issuance price shall not be
 lower than 90% of the average trading price of A
Shares during the 20 trading days immediately
preceding the determination date of the issuance
price [the average trading price of A Shares during
the 20 trading days immediately preceding the
determination date of the issuance price is the total
 turnover of A Shares during the 20 trading days
immediately preceding the determination date of the
issuance price divided by the total trading volume of
 A Shares during the 20 trading days immediately
preceding the determination date of the issuance
price]; the final issuance price shall be determined
by the Board after obtaining the approval documents
of the proposed placing, pursuant to the
authorization granted by the Shareholders and taking
into account the relevant Laws, regulations, other
regulatory documentations and market conditions, and
compliance of the principle to give priority to
higher bidding prices based on the subscription
application bidding prices indicated by the target
subscribers and consultations with the sponsor [lead
underwriter] of the proposed placing; the issuance
price shall be adjusted accordingly if there is any
ex-rights or ex-dividend between the determination
date of the issuance price and the issuance date of

PROPOSAL #S.3.8: Approve the listing arrangement:                          ISSUER          YES          FOR               FOR
after the expiration of the lock-up period, the
shares issued pursuant to the proposed placing shall
be listed on the Shanghai Stock Exchange

PROPOSAL #S.3.9: Approve the use of proceeds: the                          ISSUER          YES          FOR               FOR
proceeds from the proposed placing shall be applied
as to: i) approximately not more than RMB 700 million
 for the coal-power generation projects of Phase II
Project of Huadian Ningxia Lingwu Power Generation
Company Limited; ii) approximately not more than RMB
1,000 million for the hydropower projects of Sichuan
Huadian Luding Hydropower Company Limited; iii)
approximately not more than RMB 300 million for the
wind power projects of Huadian Hebei Guyuan Wind
Power Project; iv) approximately not more than RMB
400 million for the heat-power co-generation projects
 of Huadian Luohe Power Generation Company Limited;
v) approximately not more than RMB 600 million for
the special permit projects of Beiqinghe Wind Power
in Tongliao, the Inner Mongolia; and vi)
approximately RMB 500 million shall be used to
replenish working capital of the Company

PROPOSAL #S3.10: Approve the arrangement of retained                       ISSUER          YES          FOR               FOR
profits: the retained profits before the proposed
placing shall be shared among the existing and new
shareholders after the completion of the proposed
placing

PROPOSAL #S3.11: Approve the validity period of these                      ISSUER          YES          FOR               FOR
 resolutions: 12 months from the date of passing of
these resolutions

PROPOSAL #S.4: Authorize the Board to the proposed                         ISSUER          YES          FOR               FOR
subscription of new A Shares of China Huadian and the
 conditional CH Subscription Agreement that: 1) China
 Huadian shall subscribe for not more than
150,000,000 new A Shares pursuant to the proposed
placing; the final number of new A Shares to be
subscribed by China Huadian shall be determined by
China Huadian and the Board taking into account the
market conditions and consultations with the sponsor
[lead underwriter] of the proposed placing; 2) China
Huadian shall subscribe the new A Shares at the same
subscription price as the other investors who
subscribe for the new A Shares pursuant to the
proposed placing; China Huadian shall not participate
 in the bidding process of the proposed placing; 3)
China Huadian shall not dispose its new A Shares
within 36 months from the date of completion of the
proposed placing; and 4) the conditional CH
Subscription Agreement entered into between China
Huadian and the Company on 8 APR 2009 be approved and

PROPOSAL #S.5: Authorize the Board in connection with                      ISSUER          YES          FOR               FOR
 the proposed placing: 1) to handle all things in
connection with the proposed placing, including but
not limited to, determining the method of issuance,
number of shares to be issued, issuance price, price
determination method, timing and target subscribers;
2) the Chairman and the authorized person of the
Chairman to handle all application matters relating
to the proposed placing, to formulate, prepare,
revise, finalize and execute all information
documents relating to the proposed placing; and to
sign all contracts, agreements and documents relating
 to the proposed placing; 3) to make relevant
adjustments to the issuance method of the proposed
placing in the event there is any change to the
policies of the regulatory authorities relating to
non-public offerings or there is any change to the
market conditions relating to the proposed placing,
save and except for those matters required to be
approved by the shareholders pursuant to any Laws,
regulations and the Articles of Association; 4) the
Chairman and the authorized person of the Chairman to
 handle the capital verification procedures relating
to the proposed placing; 5) subject to the scope of
this resolution, to make appropriate adjustments to
the arrangements of the use of proceeds raised from
the proposed placing accordingly; 6) the Chairman and
 the authorized person of the Chairman to handle the
listing of the new A Shares on the Shanghai Stock
Exchange and submit relevant documents upon
completion of the proposed placing; 7) the Chairman
and the authorized person of the Chairman to make
consequential amendments to the relevant provisions
in the Articles of Association upon completion of the
 proposed placing and handle relevant approval
procedures, and to deal with relevant registration
procedures relating to the change of the registered
capital of the Company; 8) to handle all other
matters incidental to the proposed placing; and 9)
the authorizations described in paragraphs (5) to (7)
 in this resolution [Authority expires in the
duration of the relevant events commencing from the
date of passing of this resolution in a general
meeting, other authorizations shall be valid for a
period of 12 months from the date of passing of this
resolution in a general meeting]

PROPOSAL #S.6: Amend the Articles of Association and                       ISSUER          YES          FOR               FOR
authorize 1 Executive Director to make further
amendments to the Articles of Association in order to
 fulfill or accommodate any request that may be
raised or made by the relevant authorities and
regulatory bodies

PROPOSAL #7.: Approve the report of the Board for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008; the aforementioned report has been
prepared by the Company in compliance with the
requirements under the Hong Kong Listing Rules, the
listing rules of Shanghai Stock Exchange and relevant
 rules and requirements for annual report disclosure

PROPOSAL #8.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008; the
aforementioned report has been prepared by the
Company in compliance with the requirements under the
 listing rules of Shanghai Stock Exchange and the
relevant rules and requirements for annual report

PROPOSAL #9.: Approve the proposed Profit                                  ISSUER          YES          FOR               FOR
Distribution Proposal of the Company for the YE 31

PROPOSAL #10.: Approve the audited financial                               ISSUER          YES          FOR               FOR
statements of the Company for the YE 31 DEC 2008; the
 aforementioned financial statements has been
respectively prepared by the Company in compliance
with the International Financial Reporting Standards
and the accounting standards requirements in the PRC

PROPOSAL #11.: Re-appoint KPMG and KPMG Huazhen as                         ISSUER          YES          FOR               FOR
International and Domestic Auditors of the Company,
for the YE 31 DEC 2009, and authorize the Board to
determine their remuneration

PROPOSAL #12.: Approve the report of the Independent                       ISSUER          YES          FOR               FOR
Non-Executive Directors for the YE 31 DEC 2008

PROPOSAL #13.: Approve the provision of project loan                       ISSUER          YES        AGAINST           AGAINST
guarantee with joint and several liabilities in the
amount of not more than RMB 2.67 billion to Kailu
Wind Power Company Limited [upon completion of its
restructure] by the Company with a guarantee period
to be determined with reference to the agreed loan
terms between Kailu Wind Power Company and the
relevant banks; and authorize the General Manager or
Financial Controller of the Company to execute the
relevant guarantee agreements and documents

PROPOSAL #14.: Approve that the Company satisfies the                      ISSUER          YES          FOR               FOR
 conditions for non-public issuance of A Shares under
 the administrative measures for the Issuance of
Securities by Listed Companies and Detailed
Implementation Rules for the Non-public Issuance of
Stocks

PROPOSAL #15.: Approve the Feasibility Analysis                            ISSUER          YES          FOR               FOR
Report for the use of proceeds from the proposed

PROPOSAL #16.: Approve the Specific Explanatory                            ISSUER          YES          FOR               FOR
Report for the use of proceeds from the proposed

PROPOSAL #17.1: Elect Mr. Wang Yuesheng as an                              ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the fifth
session of the Board, commencing from the conclusion
of the AGM and ending on the expiration date of the
fifth session of the Board and approve each of the
Independent Non-Executive Directors shall receive
annual remuneration of RMB 70,000 [inclusive of tax]
during their term of employment as Independent Non-
Executive Directors and authorize the Board to handle
 related matters

PROPOSAL #17.2: Elect Mr. Hao Shuchen as an                                ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the fifth
session of the Board, commencing from the conclusion
of the AGM and ending on the expiration date of the
fifth session of the Board and approve each of the
Independent Non-Executive Directors shall receive
annual remuneration of RMB 70,000 [inclusive of tax]
during their term of employment as Independent Non-
Executive Directors and authorize the Board to handle
 related matters

PROPOSAL #17.3: Elect Mr. Ning Jiming as an                                ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the fifth
session of the Board, commencing from the conclusion
of the AGM and ending on the expiration date of the
fifth session of the Board and approve each of the
Independent Non-Executive Directors shall receive
annual remuneration of RMB 70,000 [inclusive of tax]
during their term of employment as Independent Non-
Executive Directors and authorize the Board to handle
 related matters

PROPOSAL #17.4: Elect Mr. Yang Jinguan as an                               ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the fifth
session of the Board, commencing from the conclusion
of the AGM and ending on the expiration date of the
fifth session of the Board and approve each of the
Independent Non-Executive Directors shall receive
annual remuneration of RMB 70,000 [inclusive of tax]
during their term of employment as Independent Non-
Executive Directors and authorize the Board to handle
 related matters

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUANENG POWER INTERNATIONAL INC
  TICKER:                N/A             CUSIP:     Y3744A105
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the working report from the                          ISSUER          YES          FOR               FOR
Board of Directors of the Company for the year 2008

PROPOSAL #2.: Approve the working report from the                          ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the year 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the year 2008

PROPOSAL #4.: Approve the Profit Distribution Plan of                      ISSUER          YES          FOR               FOR
 the Company for the year 2008

PROPOSAL #5.: Appoint the Company's Auditors for the                       ISSUER          YES          FOR               FOR
year 2009

PROPOSAL #6.: Approve the transfer of interest in                          ISSUER          YES          FOR               FOR
Tianjin Yangliuqing Co-generation Limited Liability
Company

PROPOSAL #7.: Approve the transfer of interest in                          ISSUER          YES          FOR               FOR
Huaneng Beijing Co-generation Limited Liability

PROPOSAL #S.8: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company

PROPOSAL #S.9: Authorize the Company, to issue within                      ISSUER          YES        AGAINST           AGAINST
 the PRC short-term debentures of a principal amount
up to RMB 10 Billion [in either 1 or multiple
tranches] within 12 months from the date on which
shareholders' approval is obtained; (ii) an
unconditional general mandate to be given to the
Company's Board of Directors or any 2 or more
Directors to determine the terms and conditions and
other relevant matters in relation to the respective
tranches of the issue of short-term debentures in
accordance with the need of the Company and the
market conditions, including but not limited to the
final principal amount of the short-term debentures
to be issued and the term thereof within the
prescribed scope as specified, the execution of all
necessary legal documents, and the conduct of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUANENG PWR INTL INC
  TICKER:                N/A             CUSIP:     Y3744A105
  MEETING DATE:          8/27/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Cao Peixi as a Director of                        ISSUER          YES          FOR               FOR
the sixth session of the Board of Directors of the
Company

PROPOSAL #1.2: Elect Mr. Huang Jian as a Director of                       ISSUER          YES          FOR               FOR
the sixth session of the Board of Directors of the
Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUANENG PWR INTL INC
  TICKER:                N/A             CUSIP:     Y3744A105
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the issuance of mid-term                            ISSUER          YES        AGAINST           AGAINST
financial instruments by the Company

PROPOSAL #2.: Approve the framework agreement on the                       ISSUER          YES          FOR               FOR
continuing connected transactions [for 2009] between
Huaneng Power International Inc. and China Huaneng
Group, the continuing connected transactions as
contemplated thereby and the transaction caps thereof

PROPOSAL #3.: Approve the framework agreement on the                       ISSUER          YES        AGAINST           AGAINST
continuing connected transactions [for years 2009 to
2011] between Huaneng Power International Inc. and
China Huaneng Finance Corporation Limited, the
continuing connected transactions as contemplated
thereby and the transaction caps thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HULAMIN LTD
  TICKER:                N/A             CUSIP:     S5984L102
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR
of the Company for the YE 31 DEC 2008 including the
reports of the Directors and the Independent Auditors
 contained therein

PROPOSAL #2.: Approve to confirm the appointment of                        ISSUER          YES          FOR               FOR
the Auditors, PricewaterhouseCoopers and to appoint
Mr. H. Ramsumer as the designated Auditor to hold
office for the ensuing year

PROPOSAL #3.: Authorize the Audit Committee to                             ISSUER          YES          FOR               FOR
approve the Auditors' remuneration

PROPOSAL #4.1: Re-elect Mr. T.P. Leeuw as a Director,                      ISSUER          YES          FOR               FOR
 who retire by rotation in accordance with Articles
77 and 78 of the Company's Articles of Association
[the Articles]

PROPOSAL #4.2: Re-elect Mr. J.B. Magwaza as a                              ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
Articles 77 and 78 of the Company's Articles of
Association [the Articles]

PROPOSAL #4.3: Re-elect Mr. M.E. Mkwanazi as a                             ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
Articles 77 and 78 of the Company's Articles of
Association [the Articles]

PROPOSAL #4.4: Re-elect Mr. S.P. Ngwenya as a                              ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
Articles 77 and 78 of the Company's Articles of
Association [the Articles]

PROPOSAL #5.1O1: Approve to place 5 million ordinary                       ISSUER          YES          FOR               FOR
shares under the control of the Directors of the
Company and authorize the Board of Directors to allot
 and issue those shares in terms of the HSAR Scheme,
the HLTIP Scheme and the HDBP Scheme

PROPOSAL #5.2O2: Approve the proposed fees, as                             ISSUER          YES          FOR               FOR
specified , payable to Non-Executive Directors for
their services as Directors on the Board and on Board
 Committees for the 12 month period commencing 01 MAY
 2009, as recommended by the Remuneration and
Nomination Committee and the Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUSKY ENERGY INC
  TICKER:                N/A             CUSIP:     448055103
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Victor T.K. Li as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1.2: Elect Mr. Canning K.N. Fok as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #1.3: Elect Mr. R. Donald Fullerton as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.4: Elect Mr. Martin J.G. Glynn as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.5: Elect Mr. Poh Chan Koh as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Ms. Eva Lee Kwok as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. Stanley T.L. Kwok as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. John C.S. Lau as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. Colin S. Russel as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect Mr. Wayne E. Shaw as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.11: Elect Mr. William Shurniak as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.12: Elect Mr. Frank J. Sixt as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.: Appoint KPMG LLP as the Auditors of the                      ISSUER          YES          FOR               FOR
 Corporation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUSQVARNA AB, HUSKVARNA
  TICKER:                N/A             CUSIP:     W4235G116
  MEETING DATE:          3/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Chairman of the meeting                            ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the voting list                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the agenda                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect 1 or 2 persons to verify the                           ISSUER          YES          FOR               FOR
minutes

PROPOSAL #5.: Approve to determine whether the                             ISSUER          YES          FOR               FOR
meeting has been duly convened

PROPOSAL #6.: Approve the resolution of the Board of                       ISSUER          YES          FOR               FOR
Directors of 19 FEB 2009 to increase the share
capital by way of a rights issue with preferential
rights for shareholders made on the terms as specified

PROPOSAL #7.: Closing of the meeting                                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUSQVARNA AB, HUSKVARNA
  TICKER:                N/A             CUSIP:     W4235G116
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM                                           ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect Mr. Lars Westerberg as a Chairman                      ISSUER          NO           N/A               N/A
 of the meeting

PROPOSAL #3.: preparation and approval of the voting                       ISSUER          NO           N/A               N/A
list

PROPOSAL #4.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Election of one or two persons to check                      ISSUER          NO           N/A               N/A
 and verify the minutes

PROPOSAL #6.: Determination as to whether the meeting                      ISSUER          NO           N/A               N/A
 has been properly convened

PROPOSAL #7.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
the Audit report as well as the consolidated accounts
 and the Audit report of the Group and in connection
therewith, the President's business report

PROPOSAL #8.A: Adopt the profit and loss statement                         ISSUER          YES          FOR               FOR
and the balance sheet as well as the consolidated
profit and loss statement and the consolidated

PROPOSAL #8.B: Approve the treatment in respect of                         ISSUER          YES          FOR               FOR
the Company's profit or loss pursuant to the adopted
balance sheet

PROPOSAL #8.C: Grant discharge from liability of the                       ISSUER          YES          FOR               FOR
Directors and the Presidents

PROPOSAL #9.: Approve to determine the nine Directors                      ISSUER          YES          FOR               FOR
 to be elected without deputies

PROPOSAL #10.: Approve, unchanged total Board                              ISSUER          YES          FOR               FOR
remuneration of SEK 5,345,000, whereof SEK 1,600,000
to the Chairman of the Board and SEK 460,000 to each
of the Directors not employed by the Company, for
which within the remuneration Committee, the Chairman
 receive SEK 100,000 and the two members SEK 50,000
each, for work within Audit Committee, the Chairman
receive SEK 175,000 and members receive SEK 75,000
each; the Auditor's fee paid on basis of approved
invoice

PROPOSAL #11.: Re-elect Messrs. Lars Westerberg,                           ISSUER          YES          FOR               FOR
Peggy Bruzelius, Robert F. Connolly, Borje Ekholm,
Tom Johnstone, Ulf Ludahl, Anders Moberg and Gun
Nilsson and elect Mr. Magnus Yngen as the Directors

PROPOSAL #12.: Approve the specified Nomination                            ISSUER          YES          FOR               FOR
procedures for the AGM 2010

PROPOSAL #13.: Approve the specified principles for                        ISSUER          YES          FOR               FOR
the remuneration for the Group Management as specified

PROPOSAL #14.: Adopt a performance based incentive                         ISSUER          YES          FOR               FOR
program, LTI 2009 as specified

PROPOSAL #15.A: Authorize the Board to repurchase own                      ISSUER          YES          FOR               FOR
 B-shares, as specified

PROPOSAL #15.B: Authorize the Board to transfer own                        ISSUER          YES          FOR               FOR
B-shares, as specified

PROPOSAL #15.c: Approve to transfer own B-shares in                        ISSUER          YES          FOR               FOR
relation to LTI 2009, as specified

PROPOSAL #16.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUTCHISON HARBOUR RING LTD
  TICKER:                N/A             CUSIP:     G46712108
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the statement of                         ISSUER          YES          FOR               FOR
audited accounts, the report of the Directors and the
 Independent Auditors' report for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.I: Re-elect Mr. Lai Kai Ming, Dominic as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.II: Re-elect Mrs. Chow Woo Mo Fong, Susan                      ISSUER          YES        AGAINST           AGAINST
 as a Director

PROPOSAL #3.III: Re-elect Mr. Chow Wai Kam, Raymond                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.IV: Re-elect Mr. Lan Hong Tsung, David as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.V: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditor and authorize                         ISSUER          YES          FOR               FOR
the Board of Directors of the Company to fix the
Auditors' remuneration

PROPOSAL #5.1: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, subject to this resolution, to allot,
issue or otherwise deal with new shares of the
Company [the Shares] or securities convertible into
Shares or options, warrants or similar rights to
subscribe for any Shares, and to make or grant
offers, agreements, options and warrants which would
or might require the exercise of such powers during
and after the relevant period, not exceeding 20% of
the aggregate nominal amount of the share capital of
the Company in issue at the date of passing this
resolution and the said approval shall be limited
accordingly, otherwise than pursuant to Shares issued
 as a result of a rights issue [as specified], the
exercise of the subscription or conversion rights
attaching to any warrants issued by the Company or
the exercise of options granted under the share
option scheme of the Company or any scrip dividend
providing for the allotment of Shares in lieu of the
whole or part of a dividend on Shares; [Authority
expires the earlier at the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Bye-Laws of the Company or any applicable law

PROPOSAL #5.2: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to this resolution during the
relevant period, to purchase or repurchase shares of
the Company [the Shares] on, subject to and in
accordance with all applicable laws and rules on The
Stock Exchange of Hong Kong Limited or on any other
Stock Exchange on which the Shares may be listed and
recognized for this purpose by the Securities and
Futures Commission and The Stock Exchange of Hong
Kong Limited; the aggregate nominal amount of the
Shares which may be purchased or repurchased by the
Company pursuant to this resolution shall not exceed
10% of the aggregate nominal amount of the share
capital of the Company in issue at the date of this
resolution; [Authority expires at the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Bye-Laws of the Company or any

PROPOSAL #5.3: Approve, subject to the passing of                          ISSUER          YES        AGAINST           AGAINST
Resolutions 5(1) and 5(2) as specified, to add the
aggregate nominal amount of the shares of the Company
 which may be purchased or repurchased by the Company
 pursuant to the authority granted to the Directors
of the Company by Ordinary Resolution 5(2) as
specified, to the aggregate nominal amount of share
capital of the Company that may be allotted or issued
 or agreed conditionally or unconditionally to be
allotted or issued by the Directors of the Company
pursuant to Resolution 5(1), provided that such
shares not exceeding 10% of the aggregate nominal
amount of the share capital of the Company in issue
at the date of this resolution

PROPOSAL #6.1: Approve and ratify the entering into                        ISSUER          YES          FOR               FOR
of the Master Agreement dated 09 APR 2009 [the Master
 Agreement] and made between the Company and
Hutchison Whampoa Limited [HWL] setting out the basis
 upon which bonds, notes, commercial paper and other
similar debt instruments [Connected Debt Securities]
may be issued by HWL or its subsidiaries [the
Connected Issuers] and acquired by the Company or its
 subsidiaries [the Group], as specified and authorize
 the Directors of the Company acting together,
individually or by committee, to approve the
acquisition of the connected debt securities more
particularly described in the circular to
shareholders dated 14 APR 2009 and of which this
notice forms part [the Circular] as contemplated in
the Master Agreement subject to the limitations set
out in the Master Agreement and in below resolution

PROPOSAL #6.2: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
this resolution during the relevant period to acquire
 Connected Debt Securities i) the aggregate gross
purchase price of Connected Debt Securities of a
particular issue to be acquired, after deducting any
net sale proceeds of Connected Debt Securities sold,
by the group [Net Connected Debt Securities Position]
 during the relevant period pursuant to the approval
in this resolution shall not exceed 20% of the
aggregate value of the subject issue and all
outstanding Connected Debt Securities of the same
issuer with the same maturity or shorter maturities;
(ii) the Net Connected Debt Securities Position of
the Group at any time during the relevant period
shall not exceed the lower of (i) HKD 1.2 billion and
 (ii) 20% of the Company's unaudited consolidated net
 liquid assets as at the last day of the immediately
preceding calendar quarter [the Reference Date]; for
this purpose, the Company's unaudited consolidated
net liquid assets as at the Reference Date shall mean
 the aggregate value of the cash, deposits and
marketable securities [including for the avoidance of
 doubt any Connected Debt Securities held at the time
 all valued at their respective fair market values as
 at such date] held by the Company or any entity
which is accounted for and consolidated in the
accounts of the Company as subsidiaries as at the
Reference Date less the aggregate value of any such
assets which are subject to pledges or other
encumbrances as at the Reference Date; (iii) the
Connected Debt Securities shall be (a) listed for
trading on a recognized exchange, (b) offered to
qualified institutional buyers in reliance on Rule
144A under the U.S. Securities Act of 1933, as
amended, (c) offered to persons outside the united
states in reliance on regulation s under the U.S.
Securities Act of 1933, or (d) offered pursuant to an
 issue where the aggregate value of such issue and
all other outstanding Connected Debt Securities of
the same issuer is no less than HKD 500 million or
its equivalent in other currencies permitted under
(vi) below, and in all cases the Connected Debt
Securities shall be acquired by the Group only from
the secondary market and on normal commercial terms
arrived at after arms' length negotiations; (iv) the
Connected Debt Securities shall be of at least
investment grade or its equivalent; (v) the Connected
 Debt Securities shall not include zero coupon
instruments or instruments with any imbedded option,
right to convert into or exchange for any form of
equity interest or derivative; (vi) the Connected
Debt Securities shall be issued in any of the
following currencies, Hong Kong Dollars, the United
States Dollars, Canadian Dollars or such other
currency as the Directors who have no material
interest in the proposed acquisition of Connected
Debt Securities consider in their reasonable opinion
as posing a risk acceptable to the group having
regard to the Group's assets and businesses from time
 to time; and (vii) the Connected Debt Securities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUTCHISON TELECOMMUNICATIONS  INTL LTD
  TICKER:                N/A             CUSIP:     G46714104
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.A: Re-elect Mr. FOK Kin-ning, Canning as                       ISSUER          YES        AGAINST           AGAINST
a Director of the Company

PROPOSAL #2.B: Re-elect Mr. LUI Dennis Pok Man as a                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #2.C: Re-elect Mr. Christopher John FOLL as                       ISSUER          YES        AGAINST           AGAINST
a Director of the Company

PROPOSAL #2.D: Re-elect Mr. KWAN Kai Cheong as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #2.E: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the Board
of Directors to fix its remuneration

PROPOSAL #4.a: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company [the Directors], subject to this
resolution, to allot, issue and otherwise deal with
new shares of the Company [the Shares] and to allot,
issue or grant securities convertible into shares, or
 options, warrants or similar rights to subscribe for
 any shares or such convertible securities, and to
make or grant offers, agreements, options and
warrants during and after the relevant period, not
exceeding 20% of the aggregate nominal amount of the
share capital of the Company in issue at the date of
passing this resolution, otherwise than pursuant to
the shares issued as a result of a rights issue, the
exercise of the subscription or conversion rights
attaching to any warrants or any securities
convertible into shares or the exercise of the
subscription rights under any option scheme or
similar arrangement for the time being adopted for
the grant or issue to persons such as Officers and/or
 employees of the Company and/or any of its
subsidiaries of Shares or rights to acquire shares or
 any scrip dividend providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares in accordance with the Articles of Association
 of the Company; [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable Law of

PROPOSAL #4.b: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase or repurchase on The Stock Exchange of
Hong Kong Limited [the Stock Exchange], or any other
stock exchange on which the securities of the Company
 are or may be listed and recognized by the
Securities and Futures Commission of Hong Kong and
the Stock Exchange for this purpose, shares including
 any form of depositary shares representing the right
 to receive such shares issued by the Company and to
repurchase such securities, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange or of any other
stock exchange as amended from time to time during
the relevant period, not exceeding 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or any applicable Law of the Cayman Islands

PROPOSAL #4.c: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
the passing of Resolutions 4.A and 4.B, to add the
aggregate nominal amount of the share capital of the
Company which may be purchased or repurchased by the
Company pursuant by Resolution 4.B, to the aggregate
nominal amount of the share capital of the Company
that may be allotted or issued or agreed
conditionally or unconditionally to be allotted or
issued by the Directors pursuant to Resolution 4.A,
provided that such shares does not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of this resolution

PROPOSAL #5.: Approve, with effect from the                                ISSUER          YES        AGAINST           AGAINST
conclusion of the meeting at which this resolution is
 passed, the proposed amendments to the 2004 Partner
Share Option Plan of Partner Communications Company
Limited as specified, subject to such modifications
of the relevant amendments to the 2004 Partner Share
Option Plan as the Directors of the Company may
consider necessary, taking into account the
requirements of the relevant regulatory authorities,
including without limitation, The Stock Exchange of
Hong Kong Limited and authorize the Directors to do
all such acts and things as may be necessary to carry
 out such amendments and [if any] modifications into

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     G46714104
  MEETING DATE:          12/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the facility                              ISSUER          YES          FOR               FOR
agreement dated 25 NOV 2008 [the Facility Agreement]
entered into between Hutchison Telecommunications
Finance Company Limited as lender, the Company as
principal borrower and Hutchison Facility Agents
Limited as facility agent and security trustee in
relation to the Facility [as defined in the circular
to Shareholders dated 25 NOV 2008 [the Circular]], as
 specified [including the Cap [as such term is
defined in the Circular]], the entering into of the
Facility Agreement by the Company and the
transactions contemplated by or incidental to the
Facility Agreement; and authorize the Directors of
the Company, acting together, individually or by
Committee, to do all such acts on behalf of the
Company as they may consider necessary, desirable or
expedient for the purpose of, or in connection with,
the implementation and completion of the Facility
Agreement and the transactions contemplated by or
incidental to the Facility Agreement

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUTCHISON WHAMPOA LTD
  TICKER:                N/A             CUSIP:     Y38024108
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statement of                           ISSUER          YES          FOR               FOR
audited accounts and reports of the Directors and the
 Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Li Ka-Shing as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mrs. Chow Woo Mo Fong, Susan                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.3: Re-elect Mr. Lai Kai Ming, Dominic as                       ISSUER          YES        AGAINST           AGAINST
a Director

PROPOSAL #3.4: Re-elect Mr. William Shumiak as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Appoint the Auditor and authorize the                        ISSUER          YES          FOR               FOR
Directors to fix the Auditor's remuneration

PROPOSAL #5.: Approve the remuneration of HKD 50,000                       ISSUER          YES          FOR               FOR
and HKD 120,000 respectively be payable to the
Chairman and each of the other Directors of the
Company for each FY until otherwise determined by an
Ordinary Resolution of the Company, provided that
such remuneration be payable in proportion to the
period during which a Director has held office in
case of a Director who has not held office for the

PROPOSAL #6.1: Approve a general mandate given to the                      ISSUER          YES        AGAINST           AGAINST
 Directors to issue and dispose of additional
ordinary shares of the Company not exceeding 20% of
the existing issued ordinary share capital of the

PROPOSAL #6.2: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, during the relevant period, to repurchase
ordinary shares of HKD 0.25 each in the capital of
the Company in accordance with all applicable laws
and the requirements of the Rules Governing the
Listing of Securities on The Stock Exchange of Hong
Kong Limited or of any other stock exchange, not
exceeding 10% of the aggregate nominal amount of the
ordinary share capital of the Company in issue at the
 date of this resolution; and [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law to be

PROPOSAL #6.3: Approve, the general granted to the                         ISSUER          YES        AGAINST           AGAINST
Directors to issue and dispose of additional ordinary
 shares pursuant to Ordinary Resolution Number 6[1],
to add an amount representing the aggregate nominal
amount of the ordinary share capital of the Company
repurchased by the Company under the authority
granted pursuant to Ordinary Resolution Number 6[2],
provided that such amount shall not exceed 10% of the
 aggregate nominal amount of the issued ordinary
share capital of the Company at the date of this

PROPOSAL #7.: Approve, with effect from the                                ISSUER          YES        AGAINST           AGAINST
conclusion of the meeting at which this resolution is
 passed, the amendments to the 2004 Partner Share
Option Plan as specified, and approve the same by the
 shareholders of Partner and HTIL subject to such
modifications of the relevant amendments to the 2004
Partner Share Option Plan as the Directors of the
Company may consider necessary, taking into account
the requirements of the relevant regulatory
authorities, including without limitation, The Stock
Exchange of Hong Kong Limited, and authorize the
Directors to do all such acts and things as may be
necessary to carry out such amendments and [if any]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HUTCHISON WHAMPOA LTD
  TICKER:                N/A             CUSIP:     Y38024108
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with effect from the later of                       ISSUER          YES        AGAINST           AGAINST
the conclusion of the meeting at which this
resolution is passed and the date on which the shares
 of Hutchison Telecommunications Hong Kong Holdings
Limited [HTHKH, an indirect non wholly owned
subsidiary of the Company] are admitted to trading on
 the Main Board of The Stock Exchange of Hong Kong
Limited [the Stock Exchange], the rules of the Share
Option Scheme of HTHKH [as specified] [the HTHKH
Share Option Scheme], and authorize the Directors,
acting together, individually or by committee, to
approve any amendments to the rules of the HTHKH
Share Option Scheme as may be acceptable or not
objected to by the Stock Exchange, and to take all
such steps as may be necessary, desirable or
expedient to carry into effect the HTHKH Share Option
 Scheme subject to and in accordance with the terms

PROPOSAL #2.: Approve the master agreement dated 17                        ISSUER          YES          FOR               FOR
APR 2009, made between the Company and Cheung Kong
[Holdings] Limited [CKH] [the CKH Master Agreement],
setting out the basis upon which bonds, notes,
commercial paper and other similar debt instruments
[the CKH Connected Debt Securities] may be issued by
CKH or its subsidiaries and acquired by the Company
or its wholly owned subsidiaries [together the
Group], as specified, and authorize the Directors,
acting together, individually or by committee, to
approve the acquisition of the CKH Connected Debt
Securities, as specified and of which this Notice
forms part [the Circular] as contemplated in the CKH
Master Agreement subject to the limitations set out
in the CKH Master Agreement; A) during the Relevant
Period [as specified] to acquire CKH Connected Debt
Securities; B) i) the aggregate gross purchase price
of the CKH Connected Debt Securities of a particular
issue to be acquired, after deducting any net sale
proceeds of CKH Connected Debt Securities to be sold,
 by the Group [CKH Net Connected Debt Securities
Position] during the Relevant Period pursuant to the
approval shall not exceed 20% of the aggregate value
of the subject issue and all outstanding CKH
Connected Debt Securities of the same issuer with the
 same maturity or shorter maturities; ii) the
aggregate amount of the CKH Net Connected Debt
Securities Position and the HSE Net Connected Debt
Securities Position [as specified] at any time during
 the Relevant Period shall not exceed HKD 16,380
million, being approximately 20% of the Company's net
 liquid assets as at 31 DEC 2008 [the Reference
Date]; iii) the CKH Connected Debt Securities shall
be a) listed for trading on a recognized exchange, b)
 offered to qualified institutional buyers in
reliance on Rule 144A under the U.S. Securities Act
of 1933, as amended, c) offered to persons outside
the United States in reliance on Regulation S under
the U.S. Securities Act of 1933, or d) offered
pursuant to an issue where the aggregate value of
such issue and all other outstanding CKH Connected
Debt Securities of the same issuer is no less than
USD 500 million or its equivalent in other currencies
 permitted, and in all cases the CKH Connected Debt
Securities shall be acquired by the Group only from
the secondary market and on normal commercial terms
arrived at after arm's length negotiations; iv) the
CKH Connected Debt Securities shall be of at least
investment grade or its equivalent; v) the CKH
Connected Debt Securities shall not include zero
coupon instruments or instruments with any imbedded
option, right to convert into or exchange for any
form of equity interest or derivative; vi) the CKH
Connected Debt Securities shall be issued in any of
the following currencies, Hong Kong Dollars, the
United States Dollars, Canadian Dollars or such other
 currency as the Directors who have no material
interest in the proposed acquisition of CKH Connected
 Debt Securities consider in their reasonable opinion
 as posing a risk acceptable to the Group having

PROPOSAL #3.: Approve the entering into the master                         ISSUER          YES          FOR               FOR
agreement dated 17 APR 2009, made between the Company
 and Husky Energy Inc. [HSE] [the HSE Master
Agreement], setting out the basis upon which bonds,
notes, commercial paper and other similar debt
instruments [the HSE Connected Debt Securities] may
be issued by HSE or its subsidiaries and acquired by
the Group, as specified, and authorize the Directors,
 acting together, individually or by committee, to
approve the acquisition of the HSE Connected Debt
Securities, as specified and of which this Notice
forms part as contemplated in the HSE Master
Agreement subject to the limitations set out in the
HSE Master Agreement; A) during the Relevant Period
[as specified] to acquire HSE Connected Debt
Securities; B) i) the aggregate gross purchase price
of the HSE Connected Debt Securities of a particular
issue to be acquired, after deducting any net sale
proceeds of HSE Connected Debt Securities to be sold,
 by the Group [HSE Net Connected Debt Securities
Position] during the Relevant Period pursuant to the
approval shall not exceed 20% of the aggregate value
of the subject issue and all outstanding HSE
Connected Debt Securities of the same issuer with the
 same maturity or shorter maturities; ii) the
aggregate amount of the HSE Net Connected Debt
Securities Position and the CKH Net Connected Debt
Securities Position at any time during the Relevant
Period shall not exceed HKD 16,380 million, being
approximately 20% of the Company's net liquid assets
as at 31 DEC 2008 [the Reference Date]; iii) the HSE
Connected Debt Securities shall be a) listed for
trading on a recognized exchange, b) offered to
qualified institutional buyers in reliance on Rule
144A under the U.S. Securities Act of 1933, as
amended, c) offered to persons outside the United
States in reliance on Regulation S under the U.S.
Securities Act of 1933, or d) offered pursuant to an
issue where the aggregate value of such issue and all
 other outstanding HSE Connected Debt Securities of
the same issuer is no less than USD 500 million or
its equivalent in other currencies permitted, and in
all cases the HSE Connected Debt Securities shall be
acquired by the Group only from the secondary market
and on normal commercial terms arrived at after arm's
 length negotiations; iv) the HSE Connected Debt
Securities shall be of at least investment grade or
its equivalent; v) the HSE Connected Debt Securities
shall not include zero coupon instruments or
instruments with any imbedded option, right to
convert into or exchange for any form of equity
interest or derivative; vi) the HSE Connected Debt
Securities shall be issued in any of the following
currencies, Hong Kong Dollars, the United States
Dollars, Canadian Dollars or such other currency as
the Directors who have no material interest in the
proposed acquisition of HSE Connected Debt Securities
 consider in their reasonable opinion as posing a
risk acceptable to the Group having regard to the
Group's assets and businesses from time to time; and

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYDRO OGK OJSC
  TICKER:                N/A             CUSIP:     44880R103
  MEETING DATE:          11/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, in connection with the need to                      ISSUER          YES          FOR               FOR
 protect the interests of potential purchasers of
Company securities, to change the conditions for
placement of the Company securities determined by
resolution of the AGM of Company shareholders of 25
JUN 2008 [Minutes No. 1 dated 26 JUN 2008]: the
Charter capital of the Company be increased by
placement of additional ordinary registered shares in
 the amount of 8,100,000,000 shares at a nominal
value of RUB 1 each to a total nominal value of RUB
8,100,000,000; method of placement  be a closed
subscription; the additional shares are proposed to
be placed among the following persons: the Russian
Federation [represented by an authorized governmental
 body]; placement price of the additional shares
[including for persons included in the list of
persons having the preemptive right to purchase
additional shares] be at the price determined by the
Board of Directors of the Company in accordance with
articles 36 and 77 of the Federal Law on Joint-Stock
Companies after expiry of the preemptive right; form
of payment for the shares will be cash; procedure for
 payment for the shares: the shares shall be paid for
 in full at the time of their placement

PROPOSAL #2.1: Approve, to increase the Charter                            ISSUER          YES          FOR               FOR
capital of the Company by placement of additional
ordinary registered shares in the amount of
10,000,000,000 shares at a nominal value of RUB 1
each to a total nominal value of RUB 10,000,000,000;
method of placement will be an open subscription;
placement price of the additional shares [including
for persons included in the list of persons having
the preemptive right to purchase additional shares]
will be at the price determined by the Board of
Directors of the Company in accordance with articles
36 and 77 of the Federal Law on Joint-Stock
Companies; form of payment for the shares will be
cash; procedure for payment for the shares: the
shares will be paid for in full at the time of their

PROPOSAL #2.2: Approve, to increase the Charter                            ISSUER          YES          FOR               FOR
capital of the Company by placement of additional
ordinary registered shares in the amount of
16,000,000,000 shares at a nominal value of RUB 1
each to a total nominal value of RUB 16,000,000,000;
method of placement will be an open subscription;
placement price of the additional shares [including
for persons included in the list of persons having
the preemptive right to purchase additional shares]
will be at the price determined by the Board of
Directors of the Company in accordance with articles
36 and 77 of the Federal Law on Joint-Stock
Companies; form of payment for the shares will be
cash; and the procedure for payment for the shares:
the shares will be paid for in full at the time of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYNIX SEMICONDUCTOR INC
  TICKER:                N/A             CUSIP:     Y3817W109
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the change of Articles of                            ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member who is                      ISSUER          YES          FOR               FOR
 an External Director

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYOSUNG CORPORATION, SEOUL
  TICKER:                N/A             CUSIP:     Y3818Y120
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve appropriation of income and                          ISSUER          YES          FOR               FOR
dividend of KRW 750 per share

PROPOSAL #2.: Elect the Directors: 1 Executive                             ISSUER          YES          FOR               FOR
Director, Non-Executive Director [Outside Director]

PROPOSAL #3.: Elect the Audit Committee Member                             ISSUER          YES          FOR               FOR
[Outsider Director]

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYPERMARCAS SA
  TICKER:                N/A             CUSIP:     P5230A101
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Ratify the entering into by the                             ISSUER          YES        ABSTAIN           AGAINST
Company of the protocol and justification for the
spin off and merger of transferred assets and
respective attachments, entered into on 10 JUN 2009,
by the Managements of the Company and of Cosmed
Industria De Cosmeticos E Medic Amentos S.A., a share
 Corporation, with headquarters in the city of
barueri, state of sao paulo, at 1000 avenida fernando
 cerqueira cesar co imbra, buildings 31 to 37 and 42
to 44, alphaville empresarial, zip code 06465090,
with Corporate taxpay er id CNPJMF Number
61.082.426000207 cosmed, which establishes the terms
and conditions of the spin off of the Company, whose
respective transferred assets will be made up of the
assets related to the manufacture of medications the
transferred assets, to cosmed the spin off protocol,
and authorize the Executive Committee of the Company
to carry out all corresponding necessary acts the
spin off of the Company

PROPOSAL #1.2: Approve the spin off of the Company,                        ISSUER          YES        ABSTAIN           AGAINST
in accordance with the spin off protocol, all within
the terms of Articles 227 and 229 of Law number
640476, and the consequent reduction in the share
capital of the Company, in the amount of BRL
47,747,322.04, taking it from the current BRL
1,592,177,247.57, divided into 198,600,697 common,
nominal, book entry shares with no par value, to BRL
1,544,429,925.53, divided into 193,842,327 common,
nominal, book entry shares with no par value, through
 the cancellation of 4,758,370 common, nominal, book
entry shares with no par value, issued by the
Company, in proportion to the shareholdings held by
the shareholders of the Company on 30 JUN 2009

PROPOSAL #1.3: Amend the main part of Article 5 of                         ISSUER          YES        ABSTAIN           AGAINST
the Company's Corporate Bylaws

PROPOSAL #1.4: Ratify the choice of                                        ISSUER          YES        ABSTAIN           AGAINST
PricewaterhouseCoopers Auditors Independents, a
Company with headquarters in the city of Sao Paulo,
state of Sao Paulo, at 1400 Avenida Francisco
Matarazzo, 9th to 17th floors, Torre Torino, Agua
Branca, Zip Code 05001903, with Corporate Taxpayer ID
 CNPJ Number 61.562.112000120, regularly registered
with the regional accounting council of the state of
Sao Paulo under number 2SP000160 O 5, whose Articles
of Association of incorporation and are registered at
 the 4th civil and Corporate entity registry of deeds
 and documents of Sao Paulo, state of Sao Paulo, on
17 SEP 1956, and subsequent amendments registered at
the 2nd civil and Corporate entity registry of deeds
and documents of Sao Paulo, state of Sao Paulo, of
which the last is dated 25 JUL 2008, registered on
microfilm under number 98709 on 01 OCT 2008, PWC, as
the specialized Company that carried out the
accounting valuation of the transferred as sets, for
the purposes of the spin-off of the Company, on the
base date of 31 MAR 2009

PROPOSAL #2.1: Ratify the entering into by the                             ISSUER          YES        ABSTAIN           AGAINST
Company of the instrument of justification and
protocol of the merger of shares and respective
attachments the protocol for the merger of shares,
entered into on 10 JUN 2009, by the Managements of
the Company and of cosmed, which establishes the
terms and conditions of the proposal for the merger
of the shares issued by cosmed by the Company and
authorize the Executive Committee of the Company to
carry out all corresponding necessary acts the merger

PROPOSAL #2.2: Approve the merger of shares, in                            ISSUER          YES        ABSTAIN           AGAINST
accordance with the protocol for the Merger of
shares, all under the terms of Article 252 of Law

PROPOSAL #2.3: Approve to increase the share capital                       ISSUER          YES        ABSTAIN           AGAINST
of the Company, in the amount of BRL 47,747,322.04,
through the issuance of 4,758,370 new common shares,
nominal, book entry and with no par value, by the
Company, that will be subscribed for by the
shareholders of cosmed and, consequently, of the
Company, as a result of the spin off of the Company,
in the proportions currently held by it sic in the
share capital of cosmed, on 30 JUN 2009, taking the
share capital from BRL 1,544,429,925.53, divided into
 193,842,327 common, nominal, book entry shares with
no par value, to BRL 1,592,177,247.57 divided into
198,600,697 common, nominal, book-entry shares with
no par value

PROPOSAL #2.4: Amend the main part of Article 5 of                         ISSUER          YES        ABSTAIN           AGAINST
the Company's Corporate Bylaws

PROPOSAL #2.5: Approve the amount of BRL 9.65, to be                       ISSUER          YES        ABSTAIN           AGAINST
paid to the shareholders of common shares of the
Company who dissent from the decision concerning the
merger of shares, base d on the net worth stated in
the annual financial statements of the Company
relating to the FYE on 31 DEC 2008, as disclosed by
the Company the dissenting shareholders will have the
 right to withdraw based on the shareholder interest
stated in the custody positions at the end of the day
 of 10 JUN 2009, respecting the physical and
financial liquidation of the transactions conducted I
 on the trading sessions of Bovespa on that day, II
on the Brazilian clearing Corporation, III the
depository institutions for the shares of the
Company, in accordance with Article 137 1 of the
Brazilian Corporate Law

PROPOSAL #2.6: Ratify the choice of PWC as the                             ISSUER          YES        ABSTAIN           AGAINST
specialized Company that carried out the valuation of
 cosmed, on the base date of 31 MAR 2009, for the
purposes of the merger of shares

PROPOSAL #3.1: Amend Article 2 of the Corporate                            ISSUER          YES        ABSTAIN           AGAINST
Bylaws of the Company, so as to include in it the
branches of the Company

PROPOSAL #3.2: Amend Article 51 of the Company's                           ISSUER          YES        ABSTAIN           AGAINST
Corporate Bylaws, so as to increase the authorized
capital limit of the Company to BRL 3,000,000,000.00

PROPOSAL #3.3: Amend Article 24 of the Company's                           ISSUER          YES        ABSTAIN           AGAINST
Corporate Bylaws, so as to provide for the amendment
of the position of comptrollership officer to
operations officer and the consequent new wording of
Article 24 of the Company's Corporate Bylaws, so as
to reflect the corresponding amendment

PROPOSAL #3.4: Amend Article 33 of the Company's                           ISSUER          YES        ABSTAIN           AGAINST
Corporate Bylaws, so as to provide for the amendment
of the position of comptrollership officer to
operations officer, as well as to amend the
attributions of the operations officer of the Company
 and the consequent new wording of Article 33 of the
Company's Corporate Bylaws, so as to reflect of the
corresponding amendments

PROPOSAL #3.5: Amend Article 34 of the Company's                           ISSUER          YES        ABSTAIN           AGAINST
Corporate Bylaws, so as to amend the attributions of
the administrative and financial officer of the
Company, and the consequent new wording of Article 34
 of the Company's Corporate Bylaws, so as to reflect
the corresponding amendments

PROPOSAL #3.6: Approve, the consolidation of the                           ISSUER          YES        ABSTAIN           AGAINST
Company's Corporate Bylaws, the proposed amendments
under consideration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYPO REAL ESTATE HOLDING AG, MUENCHEN
  TICKER:                N/A             CUSIP:     D3449E108
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Resolution on a capital increase                             ISSUER          NO           N/A               N/A
against payment in cash pursuant to Section 182ff of
the Stock Corporation Act in connection with Section
7 of the Financial Market Stabilization Act the
Company's share capital of EUR 693,253,560 shall be
increased by up to EUR 5,639,282,040 to up to EUR
6,332,535,600 through the issue of up to
1,879,760,680 new bearer no-par shares with dividend
entitlement from 01 JAN 2009; the new shares shall be
 taken up by the Financial Market Stabilization Fund

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYSAN DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y38203124
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the statement of                         ISSUER          YES          FOR               FOR
accounts for the YE 31 DEC 2008 together with the
reports of the Directors and Auditor thereon

PROPOSAL #2.: Declare a final dividend [together with                      ISSUER          YES          FOR               FOR
 a scrip alternative] for the YE 31 DEC 2008

PROPOSAL #3.i: Re-elect Dr. Geoffrey Meou-tsen Yeh as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.ii: Re-elect Mr. Fa-Kuang Hu as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.iii: Re-elect Mr. Hans Michael Jebsen as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.iv: Re-elect Dr. Deanna Ruth Tak Yung                          ISSUER          YES          FOR               FOR
Rudgard as a Director

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix their remuneration

PROPOSAL #5.: Authorize the Directors, subject to                          ISSUER          YES        AGAINST           AGAINST
this resolution, to exercise all the powers of the
Company to allot, issue and dispose of additional
shares in the Company and to make or grant offers,
agreements, options, warrants or other securities
which would or might require the exercise of such
powers during and after the end of the relevant
period; approve the aggregate nominal value of share
capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to a
 share option or otherwise] by the Directors,
otherwise than pursuant to: i) rights issue, or ii)
any share option scheme or similar arrangement for
the time being adopted for the grant or issue to the
eligible participants of shares or rights to acquire
shares of the Company or iii) any scrip dividend or
similar arrangement pursuant to the Articles of
Association of the Company from time to time, shall
not exceed 10% where the shares are to be allotted
wholly for cash, and in any event 20%, of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing this
resolution and the said mandate shall be limited
accordingly; [Authority expires earlier at the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of

PROPOSAL #6.: Authorize the Directors to exercise                          ISSUER          YES          FOR               FOR
during the relevant period all the powers of the
Company to purchase or otherwise acquire shares of
HKD 5.00 each in the capital of the Company in
accordance with all applicable Laws and the
requirements of the Listing Rules, provided that the
aggregate nominal amount of shares so purchased or
otherwise acquired shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing of this
resolution, and the said mandate shall be limited
accordingly; [Authority expires earlier at the
conclusion of the next AGM of the meeting or the
expiration of the period within which the next AGM of
 the Company is required by Law to be held]

PROPOSAL #S.7: Amend the Article 77A of the Articles                       ISSUER          YES          FOR               FOR
of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI AUTONET CO LTD, ICHON
  TICKER:                N/A             CUSIP:     Y38256106
  MEETING DATE:          12/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the contract of merger and                           ISSUER          YES          FOR               FOR
acquisition

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI AUTONET CO LTD, ICHON
  TICKER:                N/A             CUSIP:     Y38256106
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Article of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI AUTONET CO LTD, ICHON
  TICKER:                N/A             CUSIP:     Y38256106
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger contract and                              ISSUER          YES          FOR               FOR
acquisition

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI DEPARTMENT STORE CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y38306109
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Auditor Committee                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI DEVELOPMENT CO - ENGINEERING & CONSTRUCTIO
  TICKER:                N/A             CUSIP:     Y38397108
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors : Directors [2],                         ISSUER          YES          FOR               FOR
Outside Directors [2]

PROPOSAL #4.: Elect an Auditor Committee Member:                           ISSUER          YES          FOR               FOR
Outside Directors [2]

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI ENGINEERING AND CONSTRUCTION CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y38382100
  MEETING DATE:          3/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #3.: Elect the 3 Directors and 4 Outside                          ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Elect 4 Auditor Committee Members                            ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI HEAVY INDUSTRIES CO LTD, ULSAN
  TICKER:                N/A             CUSIP:     Y3838M106
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI HYSCO CO LTD, ULSAN
  TICKER:                N/A             CUSIP:     Y3848X100
  MEETING DATE:          3/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #3.: Elect Mr. Lee, Sang Soo as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI MERCHANT MARINE CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y3843P102
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect 1 Director                                             ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect 1 Outside Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect 1 Auditor Committee Member                             ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the limit of remuneration for                        ISSUER          YES        AGAINST           AGAINST
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI MIPO DOCKYARD CO LTD, ULSAN
  TICKER:                N/A             CUSIP:     Y3844T103
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI MOBIS, SEOUL
  TICKER:                N/A             CUSIP:     Y3849A109
  MEETING DATE:          12/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Merger and Acquisition                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI MOBIS, SEOUL
  TICKER:                N/A             CUSIP:     Y3849A109
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the change of the Articles of                        ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI MOBIS, SEOUL
  TICKER:                N/A             CUSIP:     Y3849A109
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger contract of Hyundai                       ISSUER          YES          FOR               FOR
autonet and acquisition

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI MTR CO
  TICKER:                N/A             CUSIP:     Y38472109
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
Directors

PROPOSAL #5.: Approve the partial amendment to                             ISSUER          YES          FOR               FOR
Articles of Incorporation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI SECURITIES CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y3850E107
  MEETING DATE:          10/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Jung-Eun Hyun as a Chairman                       ISSUER          YES          FOR               FOR
of Hyundai group

PROPOSAL #1.2: Elect Mr. Hang-Ki Jung as a Managing                        ISSUER          YES          FOR               FOR
Director of strategic Management head quarters at
Hyundai group

PROPOSAL #2.: Elect the Outside Directors                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI SECURITIES CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y3850E107
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement:                             ISSUER          YES          FOR               FOR
expected cash dividend: KRW 250 per SHS

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Elect Mr. Lim Seung Chul as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Elect Mr. Park Yo Chan as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member as                        ISSUER          YES        AGAINST           AGAINST
Non-Outside Directors: Mr. Lim Seung Chul

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                HYUNDAI STL CO
  TICKER:                N/A             CUSIP:     Y38383108
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the outside Directors as a                             ISSUER          YES          FOR               FOR
Auditor Committee Member

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IBERDROLA  S.A.
  TICKER:                N/A             CUSIP:     E6165F166
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Examination and approval, if                                 ISSUER          NO           N/A               N/A
applicable, of the individual Annual Financial
Statements of IBERDROLA, S.A. (Balance Sheet, Profit
and Loss Statement, Statement of Changes in
Shareholders Equity, Statement of Cash Flows, and
Notes), and of the consolidated financial statements
of IBERDROLA, S.A. and its subsidiaries (Balance
Sheet, Profit and Loss Statement, Statement of
Changes in Shareholders Equity, Statement of Cash
Flows, and Notes) for the fiscal year ended on 31 DEC

PROPOSAL #2.: Examination and approval, if                                 ISSUER          NO           N/A               N/A
applicable, of the proposal for the allocation of
profits/losses and the distribution of dividends for
the fiscal year ended on 31 DEC 2008

PROPOSAL #3.: Examination and approval, if                                 ISSUER          NO           N/A               N/A
applicable, of the individual management report of
IBERDROLA, S.A. and of the consolidated management
report of IBERDROLA, S.A. and its subsidiaries for
the fiscal year ended on 31 DEC 2008

PROPOSAL #4.: Examination and approval, if                                 ISSUER          NO           N/A               N/A
applicable, of the management and actions of the
Board of Directors during the fiscal year ended on 31

PROPOSAL #5.: Re-election of the Auditor of the                            ISSUER          NO           N/A               N/A
Company and of its Consolidated Group for fiscal year
 2009

PROPOSAL #6.: Ratification of the interim appointment                      ISSUER          NO           N/A               N/A
 as Director of Ms. Samantha Barber to fill a
vacancy, made after the holding of the last General
Shareholders Meeting, with the status of external
independent Director

PROPOSAL #7.: Authorization to the Board of                                ISSUER          NO           N/A               N/A
Directors, with the express power of delegation, for
the derivative acquisition of the Company's own
shares by the Company itself and/or by its
subsidiaries, up to a maximum of 5% percent of the
share capital, pursuant to applicable law, for which
purpose the authorization granted by the shareholders
 at the General Shareholders Meeting of 17 APR 2008
is hereby deprived of effect to the extent of the

PROPOSAL #8.: Delegation to the Board of Directors,                        ISSUER          NO           N/A               N/A
with the express power of substitution, for a term of
 5 years, of the power to issue: a) bonds or simple
debentures and other fixed-income securities of a
like nature (other than notes), as well as preferred
stock, up to a maximum amount of 20 billion euros,
and b) notes up to a maximum amount, independently of
 the foregoing, of 6 billion euros; and authorization
 for the Company to guarantee, within the limits set
forth above, new issuances of securities by
subsidiaries, for which purpose the delegation
approved by the shareholders at the General
Shareholders Meeting held on 17 APR 2008 is hereby
deprived of effect to the extent of the unused amount

PROPOSAL #9.: Delegation to the Board of Directors,                        ISSUER          NO           N/A               N/A
with the express power of substitution, for a term of
 5 years, of the power to issue debentures or bonds
that are exchangeable for and/or convertible into
shares of the Company or of other companies within or
 outside of its Group, and warrants on newly-issued
shares or outstanding shares of the Company or of
other Companies within or outside of its Group, up to
 a maximum limit of 5 billion euros. Establishment of
 the standards for determining the basis for and
terms and conditions applicable to the conversion,
exchange or exercise. Delegation to the Board of
Directors, with the express power of substitution, of
 the powers required to establish the basis for the
terms and conditions applicable to the conversion,
exchange or exercise, as well as, in the case of
convertible debentures and bonds and warrants on
newly-issued shares, of the power to increase share
capital to the extent required to accommodate
requests for the conversion of debentures or for the
exercise of warrants, for which purpose the
delegation of powers approved under item six of the
agenda for the General Shareholders' Meeting of 03
APR 2004 is deprived of effect

PROPOSAL #10.: Authorization to the Board of                               ISSUER          NO           N/A               N/A
Directors, with the express power of delegation, to
apply for the listing on and delisting from Spanish
or foreign, official or unofficial, organized or
other secondary markets of the shares, debentures,
bonds, notes, preferred stock or any other securities
 issued or to be issued, and to adopt such
resolutions as may be necessary to ensure the
continued listing of the shares, debentures or other
securities of the Company that may then be
outstanding, for which purpose the authorization
granted by the shareholders at the General
Shareholders Meeting of 17 APR 2008 is hereby

PROPOSAL #11.: Authorization to the Board of                               ISSUER          NO           N/A               N/A
Directors, with the express power of delegation, to
create and fund Associations and Foundations,
pursuant to applicable legal provisions, for which
purpose the authorization granted by the shareholders
 at the General Shareholders' Meeting of 17 APR 2008
is hereby deprived of effect to the extent of the

PROPOSAL #12.: Amendment of the By-Laws: 12.1.                             ISSUER          NO           N/A               N/A
Amendment of Articles 23, 28, 34, 36, 37, 38, 45, 46,
 47 and 49 of Title II of the By-Laws. 12.2.
Amendment of Articles 57 and 58 of Title IV of the

PROPOSAL #13.: Amendment of the Regulations of the                         ISSUER          NO           N/A               N/A
General Shareholders Meeting and approval, if
applicable, of a newly-restated text of the
Regulations of the General Shareholders' Meeting

PROPOSAL #14.: Delegation of powers to formalize and                       ISSUER          NO           N/A               N/A
execute all resolutions adopted by the shareholders
at the General Shareholders' Meeting, for conversion
thereof into a public instrument, and for the
interpretation, correction and supplementation
thereof or further elaboration thereon until the
required registrations are made

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IBERDROLA RENOVABLES SA, VALENCIA
  TICKER:                N/A             CUSIP:     E6244B103
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To approve the individual annual                             ISSUER          YES          FOR               FOR
financial statements of Iberdrola Renovables, S.A.
[balance sheet, profit and loss statement, statement
of changes in shareholders' equity, statement of cash
 flows and notes], and the consolidated annual
financial statements of Iberdrola Renovables S.A. and
 its subsidiaries [balance sheet, profit and loss
statement, statement of changes in shareholders'
equity, statement of cash flows, and notes] for the
FYE 31 DEC 2008, which were presented by the Board of
 Directors at its meeting held on 24 FEB 2009

PROPOSAL #2.: To approve the allocation of                                 ISSUER          YES          FOR               FOR
profits/losses for the FYE 31 DEC 2008, presented by
the Board of Directors at its meeting held on 24 FEB
2009, as specified

PROPOSAL #3.: To approve the individual management                         ISSUER          YES          FOR               FOR
report of Iberdrola Renovables, S.A. and the
consolidated management report of Iberdrola
Renovables, S.A. and its subsidiaries for the FYE 31
DEC 2008 presented by the Board of Directors at its
meeting held on 24 FEB 2009

PROPOSAL #4.: To approve the management and                                ISSUER          YES          FOR               FOR
activities of the Board of Directors for the FYE 31

PROPOSAL #5.: To re-elect Ernst & Young, S.L. as                           ISSUER          YES          FOR               FOR
Auditor of the Company and of its consolidated Group,
 to conduct the audits for FY 2009, authorizing the
Board of Directors, which may delegate such authority
 to the Executive Committee, to enter into the
respective services agreement, on the terms and
conditions it deems appropriate, with the authority
also to make such amendments as may be required in
accordance with the law applicable at any time

PROPOSAL #6.A: In accordance with current legal and                        ISSUER          YES          FOR               FOR
by-law provisions, to ratify the appointment of Mr.
Santiago Martinez Garrido as Director appointed on an
 interim basis to fill a vacancy, in accordance with
the report of the nominating and Compensation
Committee, pursuant to the resolution adopted by the
Board of Directors on 31 MAR 2009, the date on which
the new Director formally and expressly accepted his
appointment and became a member of the Board of
Directors as external proprietary Director, his term
of office ends on 05 NOV 2012, as did that of the
previous Member, Mr. Marcos Fernandez Fermoselle,
whom he replaces

PROPOSAL #6.B: In accordance with current legal and                        ISSUER          YES          FOR               FOR
by-law provisions, to ratify the appointment of Ms.
Maria Dolores Herrera Pereda as Director appointed on
 an interim basis to fill a vacancy, in accordance
with the report of the nominating and Compensation
Committee, pursuant to the resolution adopted by the
Board of Directors on 31 MAR 2009, the date on which
the new Director formally and expressly accepted her
appointment and became a member of the Board of
Directors as external proprietary Director, her term
of office ends on 05 NOV 2012, as did that of the
previous Member, Mr. Juan Pedro Hernandez Molto, whom
 she replaces

PROPOSAL #7.: To expressly authorize the Board of                          ISSUER          YES          FOR               FOR
Directors, with the express power of delegation,
pursuant to the provisions of Section 75 of the
Companies Law, to carry out the derivative
acquisition of shares of Iberdrola Renovables, S.A.,
under the following terms: a) The acquisitions may be
 made directly by Iberdrola Renovables, S.A. or
indirectly through its subsidiaries, on the same
terms resulting from this authorization, b) The
acquisitions shall be made through purchase and sale,
 exchange or any other transactions permitted by the
Law, c) The acquisitions may be made, at any time, up
 to the maximum amount permitted by the Law, d) The
acquisitions may not be made at a price greater than
the listing price of the shares or lower than the par
 value of the shares, e) This authorization is
granted for a maximum period of 18 months, f) A
restricted reserve shall be set up in the
shareholders' equity of the acquiring Company equal
to the amount of the Company's own shares or of the
shares of the controlling Company reflected under
assets, such reserve shall be maintained as long as
the shares are not disposed of or cancelled, pursuant
 to the provisions of Sub-section 3 of Section 75 of

PROPOSAL #8.: To authorize the Board of Directors, on                      ISSUER          YES          FOR               FOR
 behalf of the Company - either directly or through
its subsidiaries- to participate, either alone or
together with other Spanish or foreign individuals or
 legal entities, and as founder, in the creation of
one or more associations and foundations governed by
private Law for purposes of general interest [social
assistance, public-spirited, educational, cultural,
scientific, sports, health, cooperation for
development, environmental protection, economic
promotion or promotion of research, promotion of
volunteerism, defense of human rights or any other
purposes permitted by Law], with the covenants,
clauses, conditions, representations and agreements
it deems appropriate, providing for such purpose, as
initial funding or as mere contributions, on a single
 occasion or in part or successively, cash or such
other property or rights as it deems appropriate for
each of them, and to contribute cash or such other
property or rights as it deems appropriate to the
foundations where the Company - or its subsidiaries -
 is a Member of the Board of Trustees, up to the
aggregate amount for both items, of 2,500,000 euros a
 year or the equivalent thereof in other currencies
for all foundations and associations during the
effective period of this authorization, to such end,
the Board of Directors is expressly authorized to
execute the notarial instruments of creation, draft
and approve the By-Laws of each such association and
foundation, with authority to accept positions on
behalf of the Company and, generally, to take all
such decisions as may be required or appropriate for
the implementation of and compliance with this
Resolution; this authorization is granted for a
maximum period that will expire on the date of the
general shareholders' meeting at which the annual
financial statements for FY 2009 are approved, such
authorization may be expressly extended by subsequent
 resolutions of the shareholders at the general
shareholders' meeting, the maximum period of this
authorization is deemed to be established without
prejudice to the possible successive funding which,
in accordance with applicable legislation and within
the established limit, may have been committed in the
 above-mentioned period and be pending contribution
by the Company-or its subsidiaries-upon expiration of
 such period; the use made of the authorization
approved by this resolution will be reported to the
shareholders at a general shareholders' meeting; the
Board of Directors may, in turn, delegate all powers
granted to it hereby; this resolution cancels and
deprives of effect, to the extent of the unused
amount, the authorization to create and fund
associations and foundations granted to the Board of
Directors by the shareholders at the general
shareholders' meeting held on 26 JUN 2008

PROPOSAL #9.: In order to continue with the process                        ISSUER          YES          FOR               FOR
of including in the Company's By-Laws the
recommendations of the Unified Good Governance Code
approved by the Board of the National Securities
Market Commission on 22 MAY 2006 as the single
document in corporate governance matters, as well as
the best corporate governance practices, and in order
 to update and complete the text of the By-Laws by
supplementing and clarifying the regulation of
certain matters in light of the most recent
legislative reforms in the commercial area, it is
resolved to approve the new text of the following
Articles 13, 18, 23, 28, 30, 31, 32, 33, 38, 39, 40,
41 and 43 of Title III of the By-Laws, as further
explained in the report prepared by the Board of
Directors for such purpose, with the other articles
of the By-Laws remaining unchanged, such articles

PROPOSAL #10.: In order to update such Regulations,                        ISSUER          YES          FOR               FOR
completing and clarifying the provisions governing
certain matters, it is resolved to amend Articles 1
through 13, 15 through 35, 37 and 38, all of them
inclusive, of the regulations for the general
shareholders' meeting, to delete Article 39 and to
change the name of Title I, all as specified in the
Directors' report and, accordingly, to approve a
newly -restated text of such regulations, repealing
the regulations currently in force, which shall read
as specified

PROPOSAL #11.: Without prejudice to the powers                             ISSUER          YES          FOR               FOR
delegated in the preceding resolutions, to authorize
the Board of Directors to delegate powers to any one
or more of the Executive Committee, Mr. Jose Ignacio
Sanchez Galan, Chairman of the Board of Directors,
Mr. Xabier Viteri Solaun, Chief Executive Officer,
and Ms. Ana Isabel Buitrago Montoro, General
Secretary and Secretary of the Board of Directors, to
 the fullest extent permitted by Law, to carry out
the foregoing resolutions, for which purpose they
may: a) elaborate on, clarify, make more specific,
interpret, complete and correct the resolutions
adopted by the shareholders at this general
shareholders’ meeting or those set forth in the
notarial instruments or documents that may be
executed to carry out such resolutions and, in
particular, all omissions, defects or errors, whether
 substantive or otherwise, that might prevent the
access of these resolutions and the consequences
thereof to the Commercial Registry, the Land Registry
 [Registro de la Propiedad], the Industrial Property
Registry [Registro de la Propiedad Industrial], the
National Associations Registry [Registro Nacional de
Asociaciones], the Registry of Government-Managed
Foundations [Registro de Fundaciones de Competencia
Estatal] or, if appropriate, the territorial
Registries of associations and foundations of the
corresponding autonomous communities or any other
registries, b) carry out such acts or legal
transactions as may be necessary or appropriate for
the implementation of the resolutions adopted by the
shareholders at this general shareholders' meeting,
executing such public or private documents as may be
deemed necessary or appropriate for the full
effectiveness of these resolutions, including, if
applicable, application for partial registration
pursuant to Section 63 of the regulations of the
Commercial Registry, the delegated powers include the
 authority to make the mandatory deposit of the
annual financial statements and other documentation
with the Commercial Registry, c) delegate to one or
more of its Members all or part of the powers of the
Board of Directors it deems appropriate, as well as
the powers expressly granted by the shareholders at
this general shareholders' meeting, jointly or
severally, d) finally, determine all other
circumstances that may be required, adopt and
implement the necessary resolutions, publish the
notices and provide the guarantees that may be
required for the purposes established in the Law,
formalize the required documents, and carry out all
necessary proceedings and comply with all
requirements under the Law for the full effectiveness
 of the resolutions adopted by the shareholders at

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IBIDEN CO.,LTD.
  TICKER:                N/A             CUSIP:     J23059116
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ICAP PLC
  TICKER:                N/A             CUSIP:     G46981117
  MEETING DATE:          7/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
the YE 31 MAR 2008, together with the reports of the
Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 11.95 pence                      ISSUER          YES          FOR               FOR
 per ordinary share for the YE 31 MAR 2008, payable
to the shareholders on the register at 25 JUL 2008

PROPOSAL #3.: Re-elect Mr. Charles Gregson as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Re-elect Mr. William Nabarro as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #5.: Re-appoint Mr. John Nixon as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #6.: Re-appoint Mr. David Puth as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #8.: Authorize the Directors to set the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors of the Company

PROPOSAL #9.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #10.: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for and shall replace any existing
authority pursuant to the said Section 80 for the
purposes of Section 80 of the Companies Act 1985 and
in accordance with Article 9.2 of the Company's
Articles of Association, to exercise all powers of
the Company to allot relevant securities [Section
80(2) of the said Act] up to an aggregate nominal
amount of GBP 21,611,663 [being 33% of the issued
share capital [excluding Treasury Shares] of the
Company as at 13 MAY 2008, the latest practicable
date before publication of this notice; [Authority
expires at the conclusion of the AGM for 2009]; and
the Directors may allot relevant securities after the
 expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry, to the
extent not utilized at the date this resolution is

PROPOSAL #S.11: Authorize the Directors, in                                ISSUER          YES          FOR               FOR
accordance with Article 9.3 of the Company's Articles
 of Association and pursuant to Section 95(1) of the
Companies Act 1985, subject to the passing of
Resolution 10, to allot equity securities [Section
94(2) of the said Act] for cash pursuant to the
authority conferred by Resolution 10, as if [Section
89(1)] of the Act] disapplying to any such allotment
to sell relevant shares [Section 94(5) of the said
Act] in the Company if, immediately before the sale,
such shares are held by the Company as treasury
shares [Section 162A(3) of the said Act] [Treasury
Shares] for cash [Section 162D(2) of the said Act],
as if [Section 89(1)] disapplying to any such sale
provided that this power is limited to the allotment
of equity securities and the sale of Treasury Shares
in connection with a rights issue or any other pre-
emptive offer in favor of ordinary shareholders and
otherwise than pursuant up to an aggregate nominal
amount of GBP 3,241,749; [Authority expires at the
conclusion of the AGM of the Company for 2009]; and
the Directors may allot equity securities or sell
Treasury shares in pursuance of such an offer or
agreement made prior to such expiry

PROPOSAL #S.12: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
and in accordance with Section 166 of the Companies
Act 1985, to make market purchases [Section 163(3) of
 such act] of up to 64,834,991 ordinary shares in the
 capital of the Company, at a minimum price,
exclusive of expenses, which may be paid for any
amount equal to the nominal value of each share and
up to 105% of the average of the middle market
quotations for such shares in the Company derived
from the London Stock Exchange Daily Official List,
for the 5 business days preceding the date of
purchase; [Authority expires at the conclusion of the
 next AGM for 2009]; and the Company, before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly

PROPOSAL #S.13: Adopt the Articles of Association of                       ISSUER          YES        AGAINST           AGAINST
the Company as specified, in substitution for, and to
 the exclusion of the current Articles of Association

PROPOSAL #S.14: Amend, with effect from 00.01 AM on                        ISSUER          YES          FOR               FOR
01 OCT 2008, the New Articles of Association adopted
pursuant to Resolution 13, by the insertion of New
Article 109.8, as specified

PROPOSAL #15.: Approve the ICAP Plc 2008 Sharesave                         ISSUER          YES          FOR               FOR
Scheme [ the Scheme] as summarized in the appendix to
 the notice of AGM of the Company dated 20 MAY 2008,
as specified and authorize the Directors of the
Company to do all acts and things which they may
consider necessary or desirable to bring the scheme
into effect and to adopt the Scheme with such
modifications as they may be consider necessary or
desirable to bring into effect, to obtain the
approval of the Scheme by HM Revenue and Customs
and/or to take account of the requirements of the
Financial Services Authority and best practice

PROPOSAL #16.: Approve the ICAP Plc 2008 Senior                            ISSUER          YES        AGAINST           AGAINST
Executive Equity Participation Plan [the Plan], as
specified and authorize the Directors of the Company
to do all acts and things which they may consider
necessary or desirable to bring the Plan into effect
and to adopt the Plan with such modifications as they
 may be consider necessary or desirable to bring into
 effect and/or to take account of the requirements of
 the UK Listing Authority and best practice

PROPOSAL #17.: Authorize the Company and those                             ISSUER          YES          FOR               FOR
Companies which are subsidiaries of the Company at
any time during the period for which this resolution
has effect for the purposes of Part 14 of the
Companies Act 2006, to make political donations to
political parties or independent election candidates
not exceeding GBP 100,000 in total; to make political
 donations to political organizations other than
political parties not exceeding GBP 100,000 in total;
 incur political expenditure not exceeding GBP
100,000 in total; and provided that the aggregate
amount of any such donations and expenditure shall
not exceed GBP 100,000 during the period beginning
with the date of passing of this resolution
[Authority expires at the conclusion of the next AGM
of the Company to be held in 2009]; for the purposes
of this resolution, the term political donations,
Independent Election Candidate, Political
organizations and political expenditure have the
meanings specified in Part 14 of the Companies Act

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDB DEVELOPMENT CORP LTD
  TICKER:                N/A             CUSIP:     M2798P102
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
Directors report for the year 2007

PROPOSAL #2.1: Re-appoint Mr. N. Dankner as a                              ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.2: Re-appoint Mr. A. Fisher as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.3: Re-appoint Mr. R. Bisker as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.4: Re-appoint Mr. A. Ben-Yosef as a                            ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.5: Re-appoint Mr. Z. Dankner as a                              ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.6: Re-appoint Mr. E. Cohen as a                                ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.7: Re-appoint Mr. Z. Livnat as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.8: Re-appoint Mr. D. Manor as a                                ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.9: Re-appoint Mr. I. Manor as a                                ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.10: Re-appoint Mr. Y. Shimmel as a                             ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.11: Re-appoint Mr. I. Isakson as a                             ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.12: Approve that the External Directors                        ISSUER          YES          FOR               FOR
continue in office by provision of Law

PROPOSAL #3.: Re-appoint the Accountants Auditors for                      ISSUER          YES          FOR               FOR
 the year 2008 and the report of the Board as to
their fees

PROPOSAL #4.: Approve to increase the amount of cover                      ISSUER          YES          FOR               FOR
 of the basic and  O Insurance Policy that the
Company is permitted to purchase to a maximum of USD

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDB DEVELOPMENT CORP LTD
  TICKER:                N/A             CUSIP:     M2798P102
  MEETING DATE:          9/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the agreement between the                            ISSUER          YES        ABSTAIN           AGAINST
Company together with Discount Investment Co. Ltd.
[controlled by the Company] and between GVT Antilles,
 a Company in which the Company and Discount each own
 16.44%, GVT Holland, fully owned by GVT Antilles,
and a Company belonging to the Swarth Group
controlled by Mr. Saul Shani [the Purchaser], by
which the Company and discount will each sell to GVT
Antilles their holding in GVT Antilles in
consideration for such amount as may be received by
GVT Holland for the sale of part of its holdings in
GVT Brazil, GVT Brazil is a public Company traded in
Brazil, 22.9% of the shares of which are owned by GVT
 Holland, the transaction to be approved is designed
in order to enable the Company to realize its
indirect holding in GVT Brazil, in the frame of the
transaction GVT Holland will sell to the Purchaser 5
million shares of GVT Brazil [3.9%] for an amount in
Brazilian currency presently equivalent to USD 85
million; the consideration will be immediately
transferred from GVT Holland to GVT Antilles and will
 be used for the purchase from each of the Company
and of discount of 8.5% of the shares of GVT
Antilles, GVT Holland has granted the Purchaser an
option for the purchase of an additional 3.6% of the
shares of GVT Brazil [4,661,748 shares] in
consideration for an amount in ILS equal to a
multiplication of the number of shares by the higher
of 32.725 Brazilian Reals; or 80% of the average
closing price of GVT Brazil shares during the
preceding 30 days, which consideration will be
transferred to GVT Antilles and will be used to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDB DEVELOPMENT CORP LTD
  TICKER:                N/A             CUSIP:     M2798P102
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the notification by the Company                      ISSUER          YES        AGAINST           AGAINST
 to Clal Finance Limited that the Company agrees to
increase the ceiling of the indemnity undertaking
referred to below will be one half of the ceiling as
originally fixed [NIS 167.75 million Index linked]
with the addition of any additional amount that may
be due after receipt of the compromise payment
referred to below; the Company has no objection to a
compromise agreement between Clal Finance Management
Limited, Clal Finance Betuha Investments Management
Limited, Clal Insurance Company Limited, and
underwriters of Clal Insurance, in connection with
claims that were submitted against Clal Finance
Management and Clal Finance Betuha [the Clal
Companies] by clients of those Companies [the
Plaintiffs] relating to an investment portfolio
managed by the Clal Companies [the Claim]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDB DEVELOPMENT CORP LTD
  TICKER:                N/A             CUSIP:     M2798P102
  MEETING DATE:          12/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the agreement between the                            ISSUER          YES          FOR               FOR
Company together with Discount Investment Co.
(controlled by the Company) and between GVT Antilles,
 a Company in which the Company and Discount each own
 16.44%, GVT Holland, fully owned by GVT Antilles and
 a Swarth Group Company controlled Mr. Saul Shani
[the Purchaser], by which the Company and Discount
will each sell to GVT Antilles their holding in GVT
Antilles in consideration for such amount as may be
received by GVT Holland for the sale of part of its
holdings in GVT Brazil; the GVT Brazil is a public
telecommunication Company traded in Brazil, 22.9%
owned by GVT Holland; the transaction to be designed
in order to enable the Company to realize its
indirect holding of GVT Brazil; the GVT Holland is to
 sell to the Purchaser 5 million shares of GVT Brazil
 (3.9%) for an amount equal to ILS 46 million; the
consideration will be transferred from GVT Holland to
 GVT Antilles and will be used for the purchase from
each of the Company and Discount of 8.5% of the
shares of GVT Antilles, a similar transaction in SEP
2008 a General Meeting of the Company in which the
consideration was to have been ILS 85 million,
however in view of the subsequent global financial
crisis the transaction was not completed and the
present consideration is regarded as adapted to
present market conditions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDB HOLDING CORP LTD
  TICKER:                N/A             CUSIP:     M5338Y111
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the discussions of the                               ISSUER          YES          FOR               FOR
financial statements and Directors report for the

PROPOSAL #2.: Re-appoint Messrs. N. Dankner, R.                            ISSUER          YES          FOR               FOR
Bisker, Z. Dankner, S. Ben-Zev, Lior Hannes, E.
Cohen, Z. Livnat, D. Manor, I. Manor, M. Rosen, Y.
Shimmel and A. Mintkevitch as the Officiating
Directors and the External Directors continue in
office by provision of Law

PROPOSAL #3.: Re-appoint the Accountant Auditors for                       ISSUER          YES          FOR               FOR
the year 2008 and approve the report of the Board as
to their fees

PROPOSAL #4.: Approve to increase the amount of cover                      ISSUER          YES          FOR               FOR
 of the basic D&O Insurance Policy that the Company
is permitted to purchase to a maximum of USD 40

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDB HOLDING CORP LTD
  TICKER:                N/A             CUSIP:     M5338Y111
  MEETING DATE:          12/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Hermatic Trusts (1975)                           ISSUER          YES        ABSTAIN           AGAINST
Ltd., the trustee of the Series 3 Bonds of the
Company, should act as trustee also of the Series 1
Bonds in place of Ubank Trust Company Ltd., which has
 resigned due to apprehension of conflict of interests

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDB HOLDING CORP LTD
  TICKER:                N/A             CUSIP:     M5338Y111
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the vote by the Company at a                         ISSUER          YES          FOR               FOR
general meeting to be convened by the subsidiary, IDB
 Development Company Limited together with Discount
Investment Company Limited a Company controlled by
IDB Development, for the purpose of approval of an
agreement with GVT [Holding] N.V., a private Company
in which Discount and Development each own 9.64%,
Global Village Telecom [Holland] B.V., a fully owned
subsidiary of GVT Holding and a Swarth Group Company,
 pursuant to which Discount and Development will sell
 to GVT Holding their holdings, in whole or in part,
in two stages, in consideration for a net amount to
be received from the sale by global village of part
of its holdings in GVT [Holding] S.A., a Brazil
Telecommunication Company traded on BOVESPA, IDB
requires approval of the agreement in order to enable
 it to realize its indirect holding in the Brazil
Company, and approval by the meeting is requested
since the majority of Directors of the Company or
their relatives are Directors also of IDB Development
 and/or Discount Investments

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDB HOLDING CORP LTD
  TICKER:                N/A             CUSIP:     M5338Y111
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment by the fully owned                       ISSUER          YES          FOR               FOR
subsidiary, IDB Development Co. Ltd., to Mr. Lior
Hannes, who is a Director of IDB Holdings and senior
deputy Chief Executive Officer of IDB Development, of
 an annual bonus of NIS 750,000 in respect of 2008
and an additional special bonus of NIS 1,200,000 in
respect of his special efforts and contribution
relating to the realization of the investment of Koor
 Industries Ltd., controlled by IDB Holdings, in
Credit Suisse

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDBI BANK LTD
  TICKER:                N/A             CUSIP:     Y40172119
  MEETING DATE:          7/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, the profit and loss account
for the YE on that date together with the Director's
report and the Auditor's report thereon

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint Shri Chandra Prakash Jain, as a                      ISSUER          YES          FOR               FOR
 Director of IDBI Bank Limited, who has given a
notice in writing under Section 257 of the Companies
Act, 1956 signifying his candidature for the office
of Director, in terms of Article 116[1][e], liable to
 retire by rotation

PROPOSAL #S.4: Authorize the Board of Directors,                           ISSUER          YES          FOR               FOR
pursuant to Section 224A and other applicable
provisions, if any, of the Companies Act, 1956, the
Banking Regulation Act, 1949 and Memorandum and
Articles of Association of Company, appoint the
Statutory Auditors of the Bank for the FY 2008-2009
as approved by the Reserve Bank of India for such
remuneration the Board of Directors may fix

PROPOSAL #5.: Appoint Shri Subhash Tuli as a Director                      ISSUER          YES          FOR               FOR
 of the IDBI Bank Limited, who has given a notice in
writing under Section 257 of the Companies Act, 1956
signifying his candidature for the office of
Director, in terms of Article 116[1][e], liable to
retire by rotation

PROPOSAL #6.: Appoint Shri Yogesh Agarwal as a                             ISSUER          YES          FOR               FOR
Chairman and Managing Director of the IDBI Bank
Limited [as specified], in terms of Article
116[1][a], of the Article of Association

PROPOSAL #7.: Approve the nomination of Shri Arun                          ISSUER          YES          FOR               FOR
Ramanathan Secretary Dept, of the financial services
Government of India as a Director of the IDBI Bank
Limited [as specified], in terms of Article
116[1][c], of the Article of Association

PROPOSAL #8.: Approve the nomination of Shri Ajay                          ISSUER          YES          FOR               FOR
Shankar, Secretary [IPP] Government of India as a
Director of the IDBI Bank Limited [as specified], in
terms of Article 116[1][c], of the Article of
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDEA CELLULAR LTD
  TICKER:                N/A             CUSIP:     Y3857E100
  MEETING DATE:          7/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board, pursuant to                            ISSUER          YES          FOR               FOR
Section 81[A] and all other applicable provisions of
the Companies Act, 1956 (including any statutory
modification(s) or re-enactments thereof, for the
time being in force], enabling provisions of the
Memorandum and Articles of Association of the Company
 and subject to the provisions of Chapter XIII of the
 Securities and Exchange Board of India (Disclosure
and Investor Protection) Guidelines, 2000 [DIP
Guidelines] as in force and subject to applicable
rules, regulations and guidelines prescribed by the
Government of India, the Securities and Exchange
Board of India and the Reserve Bank of India and the
Listing Agreements entered into by the Company with
the stock exchanges where the shares of the Company
are listed and subject to such approvals, consents,
permissions and sanctions as may be necessary of the
appropriate authorities and subject to such
conditions and modifications as may be prescribed or
imposed while granting such approvals, consents,
permissions and sanctions which may be agreed by the
Board of Directors of the Company [to as the 'Board']
 which term shall be deemed to include any Committee
thereof constituted or to be constituted by the
Board, to exercise one or more of its powers
including the powers conferred by this resolution];
to offer, issue and allot up to 464,734,670 Equity
Shares of face value of INR 10 each for cash at a
premium of INR 146.96 per Equity Shares, aggregating
to INR 72,944,753,803.20, to TMI Mauritius Limited on
 a preferential basis, on such terms and conditions
and in such manner as the Board may think fit,
provided that the price of the Equity Shares so
issued shall not be less than the price arrived at in
 accordance with Chapter XIII of the DIP Guidelines;
approve the new Equity Shares to be issued and
allotted in the manner aforesaid shall rank pan passu
 in all respects including dividend with the then
existing Equity Shares of the Company; the Relevant
Date for the purpose of determining the issue price
under SEBI [Disclosure and investor Protection]
Guidelines, 2000 for preferential issue shall be 30
JUN 2008 and authorize the Board for the purpose of
giving effect to the resolution, to do all such acts,
 deeds, matters and things and accept any
modifications as they may, in its absolute
discretion, deem necessary and also to settle all
questions, difficulties or doubts that may arise in
respect of offer, issue and allotment of the said
equity shares and also to seek listing of such shares

PROPOSAL #S.2: Authorize the Board, pursuant to                            ISSUER          YES          FOR               FOR
provisions of Section 61 and other applicable
provisions of the Companies Act 1956, to use/deploy
unutilized funds out of the proceeds of Initial
Public Offering (IPO) of its Equity Shares, which
stood at INR 8,035.9 million as at 31 MAR 2008, for
mergers, acquisitions and other general Corporate
purposes, in addition to the objects for IPO

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDEA CELLULAR LTD
  TICKER:                N/A             CUSIP:     Y3857E100
  MEETING DATE:          9/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet of the Company as at 31 MAR 2008, the profit
and loss account for the YE on that date, the report
of the Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mrs. Rajashree Birla as a                         ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #3.: Re-appoint Mr. M.R.Prasanna as a                             ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Arun Thiagarajan  as a                        ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #5.: Re-appoint, pursuant to Section 224 and                      ISSUER          YES          FOR               FOR
 other applicable provisions, if any, of the
Companies Act, 1956, M/s. Deloitte Haskins and Sells,
 Chartered Accountants, the retiring Auditors as the
Statutory Auditors of the Company to hold office from
 the conclusion of this meeting until the conclusion
of the next AGM of the Company at such remuneration
as may be decided by the Board/ Audit Committee of
the Board and approve to fix their remuneration

PROPOSAL #6.: Amend, pursuant to the provisions of                         ISSUER          YES          FOR               FOR
Section 94 and other applicable provisions, if any of
 the Companies Act, 1956, Clause V of the Memorandum
of Association of the Company, as specified

PROPOSAL #S.7: Amend, pursuant to the provisions of                        ISSUER          YES          FOR               FOR
Section 31 and other applicable provisions, if any of
 the Companies Act, 1956, Article 3(a) of the
Articles of Association of the Company, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDEA CELLULAR LTD
  TICKER:                N/A             CUSIP:     Y3857E100
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without                                     ISSUER          YES          FOR               FOR
modification(s), the arrangement embodied in the
Scheme of Arrangement between Idea Cellular Limited
and its Shareholders [the Scheme]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDEA CELLULAR LTD
  TICKER:                N/A             CUSIP:     Y3857E100
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, Pursuant to Section 31 and                           ISSUER          YES          FOR               FOR
other applicable provisions, if any, of the Companies
 Act, 1956, the existing Articles of Association of
the Company in the manner hereunder mentioned: [a]
the existing provisions of the Articles of
Association of the Company, comprising Articles 1 to
219 be classified as Part I of the Articles of
Association of the Company; [b] the specified
Articles may be added as Part II of the Articles of
Association of the Company comprising new Articles
220 to 225, after Part I of the Articles of
Association of the Company comprising Articles 1 to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IDEMITSU KOSAN CO.,LTD.
  TICKER:                N/A             CUSIP:     J2388K103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IFIL INVESTMENTS SPA, TORINO
  TICKER:                N/A             CUSIP:     T44352291
  MEETING DATE:          12/1/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Plan of Merger by                                ISSUER          NO           N/A               N/A
Incorporation of IFIL SpA in IFI SpA

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                I-FLEX SOLUTIONS LTD
  TICKER:                N/A             CUSIP:     Y3864R102
  MEETING DATE:          8/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 21 of the other applicable provisions, if
any, of the Companies Act 1956 and subject to the
approval of the Central Government and such other
authorities, as may be required, the name of the
Company be change from I-Flex solutions limited to
Oracle Financial Services Software Limited and that
the name I-Flex solutions limited where ever it
appears in the Memorandum and Articles of Association
 of the Company and other records be substituted by
the new name Oracle Financial Services Software

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                I-FLEX SOLUTIONS LTD
  TICKER:                N/A             CUSIP:     Y3864R102
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as on 31 MAR 2008, the profit and loss account
for the YE on that date, and the reports of the Board
 of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Y. M. Kale as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Ms. Tarjani Vakil as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Charles Phillips as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors of the Company and                      ISSUER          YES          FOR               FOR
 approve to fix their remuneration

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, pursuant to the provisions of Section 228
and other applicable provisions, if any, of the
Companies Act, 1956, to appoint Branch Auditors to
conduct the audit of branch office(s) of the Company
whether existing or which may be opened hereafter, in
 India or abroad in consultation with the Company's
Statutory Auditors, any person(s) qualified to act as
 Branch Auditors within the meaning of Section 228 of
 the Act; and to fix their remuneration

PROPOSAL #7.: Appoint Mr. Sergio Giacoletto Roggio as                      ISSUER          YES          FOR               FOR
 a Director of the Company, liable to retire by

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IGM FINL INC
  TICKER:                N/A             CUSIP:     449586106
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Marc A. Bibeau as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. Andre Desmarais as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Elect Mr. Paul Desmarais, Jr. as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.4: Elect Mr. V. Peter Harder as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. Daniel Johnson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Rt. Hon. Donald F. Mazankowski                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #1.7: Elect Mr. John McCallum as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. Raymond L. McFeetors as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #1.9: Elect Mr. R. Jeffrey Orr as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1.10: Elect Mr. Roy W. Piper as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.11: Elect Mr. Michel Plessis-Belair as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.12: Elect Mr. Henri-Paul Rousseau as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.13: Elect Mr. Philip K. Ryan as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.14: Elect Ms. Susan Sherk as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.15: Elect Mr. Charles R. Sims as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.16: Elect Mr. Murray J. Taylor as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.17: Elect Mr. Gerard Veilleux as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.: Appoint Deloitte and Touche LLP as the                       ISSUER          YES          FOR               FOR
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IHI CORPORATION
  TICKER:                N/A             CUSIP:     J2398N105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IJM CORPORATION BHD
  TICKER:                N/A             CUSIP:     Y3882M101
  MEETING DATE:          8/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Datuk Yahya Bin Ya'acob as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Elect Mr. Datuk Oh Chong Peng as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Elect Mr. Soo Heng Chin as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Teh Kean Ming as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Hasni Bin Harun as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #7.: Approve that the Directors' fees of MYR                      ISSUER          YES          FOR               FOR
 469,999 for the YE 31 MAR 2008, be divided amongst
the Directors in such manner as they may determine

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IJM CORPORATION BHD
  TICKER:                N/A             CUSIP:     Y3882M101
  MEETING DATE:          8/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to purchase the                      ISSUER          YES          FOR               FOR
 ordinary shares of the Company on the market of the
Bursa Malaysia Securities Berhad at any time upon
such terms and conditions as the Directors in their
absolute discretion deem fit provided that the
aggregate number of shares purchased [which are to be
 treated as treasury shares] does not exceed 10% of
the issued capital of the Company; and the funds
allocated for the purchase of shares shall not exceed
 its retained profits and share premium account and
to deal with the treasury shares in their absolute
discretion [which may be distributed as dividends,
resold and/or cancelled]; [Authority expires the
earlier of the conclusion of the next AGM or the
expiration of the period within which the next AGM is
 required by law to be held]

PROPOSAL #2.: Authorize the Directors to enter into                        ISSUER          YES          FOR               FOR
and to give effect to specified recurrent
transactions of a revenue or trading nature with
specified classes of Related Parties [Section
2(ii)(a) of the Circular to shareholders dated 30 JUL
 2008], which are necessary for the day to day
operations of the Company and its subsidiaries, in
the ordinary course of business on terms not more
favourable to the Related Parties than those
generally available to the public; [Authority expires
 the earlier of the conclusion of the next AGM or the
 expiration of the period within which the next AGM

PROPOSAL #3.: Authorize the Directors to enter into                        ISSUER          YES          FOR               FOR
and to give effect to specified recurrent
transactions of a revenue or trading nature with
specified classes of Related Parties [Section
2(ii)(b) of the Circular to shareholders dated 30 JUL
 2008], which are necessary for the day to day
operations of the Company and its subsidiaries, in
the ordinary course of business on terms not more
favourable to the Related Parties than those
generally available to the public; [Authority expires
 the earlier of the conclusion of the next AGM or the
 expiration of the period within which the next AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IJM CORPORATION BHD
  TICKER:                N/A             CUSIP:     Y3882M101
  MEETING DATE:          11/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Conditional Voluntary Offer                      ISSUER          YES          FOR               FOR
 to acquire all the remaining shares in Industrial
Concrete Products Berhad

PROPOSAL #2.: Approve the variation to the offer                           ISSUER          YES          FOR               FOR
price under the proposed offer to eligible employees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ILLOVO SUGAR LTD
  TICKER:                N/A             CUSIP:     S37730116
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements for the YE 31 MAR 20008

PROPOSAL #2.1.1: Appoint Mr. M.J. Hankinson as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.2.1: Re-elect Mr. B.P. Connellan as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of the
Articles of Association

PROPOSAL #2.2.2: Re-elect Mr. P.M. Madi as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of the
Articles of Association

PROPOSAL #2.2.3: Re-elect Mr. I.N. Mkhize as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of the
Articles of Association

PROPOSAL #2.2.4: Re-elect Mr. J.T. Russell as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of the
Articles of Association

PROPOSAL #2.2.5: Re-elect Mr. M.J. Shaw as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of the
Articles of Association

PROPOSAL #2.2.6: Re-elect Mr. K. Zarnack as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of the
Articles of Association

PROPOSAL #3.: Approve, unless otherwise determined by                      ISSUER          YES          FOR               FOR
 the Company in general meeting, the revised annual
fees payable by the Company to Non-Executive
Directors with effect form 01 APR 2008, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ILUKA RES LTD
  TICKER:                N/A             CUSIP:     Q4875J104
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. John Pizzey as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with
Article 17.2 of the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report of the                         ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMERYS, PARIS
  TICKER:                N/A             CUSIP:     F49644101
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's financial                             ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008, as presented

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements for the said FY, in the form presented to
the meeting

PROPOSAL #O.3: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the income for
the FY be appropriated as: income for the FY: EUR
87,063,223.02 prior retained earnings: EUR
350,763,429.98 distributable income: EUR
437,826,653.00 Global Dividend: EUR 62 ,786,590.00,
balance to the retained earnings after allocation :
EUR 375,040,063.00 the shareholders will receive a
net Dividend of EUR 1.00 per share, and will entitle
to the 40% deduction provided by the French Tax Code;
 this Dividend will be paid on 07 JUL 2009; as
required by law, it is reminded that, for the last 3
FY, the Dividends paid, were as: EUR 1.65 for FY 2005
 EUR 1.80 for FY 2006 EUR 1.90 for FY 2007

PROPOSAL #O.4: Approve, after hearing the special                          ISSUER          YES        AGAINST           AGAINST
report of the Auditors on agreements and commitments
governed by Article L.225-40 of the French Commercial
 Code, notices that there was no new agreement or
commitment granted by the Board of Directors for FY
2008 other than those approved by the combined
general meeting of 30 APR 2008, in accordance with
Articles L.22 5.38 and L.225-42-1 of the French

PROPOSAL #O.5: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Jacques Drijard as a Director, until the
shareholders' meeting called to approve the financial
 statements in 2012 for the FY 2011

PROPOSAL #O.6: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Jocelyn Lefebvre as a Director, until the
shareholders' meeting called to approve the financial
 statements in 2012 for the FY 2011

PROPOSAL #O.7: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Eric Le Moyne De Serigny as Director, until the
shareholders' meeting called to approve the financial
 statements in 2012 for the FY 2011

PROPOSAL #O.8: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Gilbert Milan as a Director, until the
shareholders meeting called to approve the financial
statements in 2012 for the FY 2011

PROPOSAL #O.9: Ratify the appointment of Mr. Amaury                        ISSUER          YES          FOR               FOR
De Seze as Director, to replace Mr. Paul Desmarais,
Jr., for the remainder of Mr. Paul Desmarais, Jr.'s
term of office, i.e. until the shareholders' meeting
called to approve the financial statements for the FY

PROPOSAL #O.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
trade, by all means, in the Company's shares on the
stock market, subject to the conditions described:
maximum purchase price : EUR 80.00, maximum number of
 shares to be acquired: 10% of the share capital,
i.e. a number of 6,278,659 shares, maximum funds
invested in the share buybacks: EUR 502,000,000.00;
[Authority expires after 18 month period]; this
delegation of powers supersedes any and all earlier
delegations to the same effect, and to take all
necessary measures and accomplish all necessary

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the share capital on 1 or more occasions, on
 the French and, or the international market, and at
its sole discretion, by issuance, with the
shareholders' preferred subscription rights
maintained, of ordinary shares and, or any
securities, giving access by all means to ordinary
shares of the company or its subsidiaries' share
capital the global nominal amount of shares issued
under this delegation of authority shall not exceed
EUR 80,000,000.00; the nominal amount of debt
securities giving access to the share capital or to
be issued shall not exceed EUR 1,000,000,000.00; and
to take all necessary measures and accomplish all
necessary formalities; [Authority expires after 26
month period]; this delegation of powers supersedes
any and all earlier delegations to the same effect

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the share capital on 1 or more occasions, on
 the French and, or the international market, and at
its sole discretion, by issuance, with cancellation
of the shareholders' preferred subscription rights,
of ordinary shares and, or any securities, giving
access by all means to ordinary shares of the Company
 or its subsidiaries' share capital. these ordinary
shares may be issued in consideration for securities
tendered in a public exchange offer initiated by the
Company; the global nominal amount of shares to be
issued under this delegation of authority shall not
exceed EUR 50 ,000,000.00; the nominal amount of debt
 securities giving access to the share capital or to
be issued shall not exceed EUR 1,000,000,000.00; and
to take all necessary measures and accomplish all
necessary formalities; [Authority expires after 26
month period]; this delegation of powers supersedes
any and all earlier delegations to the same effect

PROPOSAL #E.13: Approve the shareholders' meeting                          ISSUER          YES          FOR               FOR
delegates to the Board of Directors all powers in
order to increase the share capital, in one or more
occasions and at its sole discretion, by way of
capitalizing reserves, profits, premiums or other
means, provided that such capitalization is allowed
by Law and under the by Laws, by issuing bonus shares
 or raising the par value of existing shares, or by a
 combination of these methods; the global nominal
amount of shares to be issued under this delegation
of authority shall not exceed the amount of the
reserves, profits and premiums accounts existing at
the moment of the capital increase; the shareholders'
 meeting delegates all powers to the Board of
Directors to take all necessary measures and
accomplish all necessary formalities; this
authorization is given for a 26-month period; this
delegation of powers supersedes any and all earlier
delegations to the same effectAuthorize the Board of
Directors all powers in order to increase the share
capital, in 1 or more occasions and at its sole
discretion, by way of capitalizing reserves, profits,
 premiums or other means, provided that such
capitalization is allowed by Law and under the by
Laws, by issuing bonus shares or raising the par
value of existing shares, or by a combination of
these methods; the global nominal amount of shares to
 be issued under this delegation of authority shall
not exceed the amount of the reserves, profits and
premiums accounts existing at the moment of the
capital increase; and to take all necessary measures
and accomplish all necessary formalities; [Authority
expires after 26 month period]; this delegation of
powers supersedes any and all earlier delegations to

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital on 1 or more occasions, at
 its sole discretion, in France or abroad, up to a
maximum nominal amount of EUR 1,000,000,000.00, by
issuance of any debt hybrid securities; the nominal
amount of debt securities issued by virtue of
resolutions 11, 12 and 15 of the present meeting
shall count against the ceiling set for thin this
present resolution; and to take all necessary
measures and accomplish all necessary formalities;
[Authority expires after 26 month period]; this
delegation of powers supersedes any and all earlier
delegations to the same effect

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, up to 10% of the share
capital per year, by way of issuing ordinary shares
or securities giving access to the capital, in
consideration for the contributions in kind granted
to the Company and comprised of capital securities or
 securities giving access to share capital; the
shareholders' meeting decides to cancel the
shareholders' preferential subscription rights; the
nominal amount of shares to be issued by virtue of
this present resolution shall count against the
maximal nominal amount of shares issued set for thin
resolution 12; and to take all necessary measures and
 accomplish all necessary formalities; [Authority
expires after 26 month period]; this delegation of
powers supersedes any and all earlier delegations to
the same effect

PROPOSAL #E.16: Authorize the Board of Directors,                          ISSUER          YES        AGAINST           AGAINST
within the limit of 10% of the Company's share
capital per year, to set the issue price of the
ordinary shares or securities to be issued, in
accordance with the terms and conditions determined
by the shareholders' meeting; the nominal amount of
capital increase carried out by virtue of the present
 resolution shall count against the maximum nominal
amount; [Authority expires after 26 month period]

PROPOSAL #E.17: Approve to decide that the overall                         ISSUER          YES        AGAINST           AGAINST
nominal amount pertaining to: the issues of debt
securities to be carried out with the use of the
delegations given by resolutions 11, 12, 14, 15 and
16 shall not exceed EUR 1,000,000,000.00, the capital
 increases to be carried out with the use of the
delegations given by resolutions 11, 12, 13 and 16
shall not exceed EUR 130,00 0,000.00

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on one or more occasions,
 at its sole discretion, by issuance of ordinary
shares and ,or securities giving access by all means
to the Company's ordinary shares in favor of
employees and corporate officers of the Company and
its French or foreign subsidiaries; the shareholders'
 meeting decides to cancel the shareholders'
preferential subscription rights in favor of
employees and corporate officers of the Company and
its French or foreign subsidiaries; the maximal
nominal amount of capital increases to be carried out
 under this delegation of authority shall not exceed
EUR 1,600,000.00; the shareholders' meeting delegates
 all powers to the Board of Directors to take all
necessary measures and accomplish all necessary
formalities; [Authority expires after 26 month
period]; this delegation of powers supersedes any and
 all earlier delegations to the same effect

PROPOSAL #E.19: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital, on one or more occasions,
by canceling all or part of the shares held by the
Company in connection with a stock repurchase plan,
up to a maximum of 10% of the share capital over a
24-month period; [Authority expires after 26 month
period]; and to take all necessary measures and
accomplish all necessary formalities; this delegation
 of powers supersedes any and all earlier delegations
 to the same effect

PROPOSAL #E.20: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMMOEAST AG, WIEN
  TICKER:                N/A             CUSIP:     A2782P111
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the purchase of 627.036 shares                       ISSUER          NO           N/A               N/A
of the I&I Real Estate Asset Management AG, Wien, FN
312193h, that consider 60% of the initial capital of
the I&I

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMMOEAST AG, WIEN
  TICKER:                N/A             CUSIP:     A2782P111
  MEETING DATE:          9/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the annual                       ISSUER          NO           N/A               N/A
report as per 30 APR 2008, report of the Board of
Directors and the Supervisory Board

PROPOSAL #2.: Approve the allocation of the net                            ISSUER          NO           N/A               N/A
income as per 30 APR 2008

PROPOSAL #3.: Approve the actions of the Board of                          ISSUER          NO           N/A               N/A
Directors and the Supervisory Board for 2007/2008
business year

PROPOSAL #4.: Approve the remuneration of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Elect the Auditor for the 2008/2009                          ISSUER          NO           N/A               N/A
business year

PROPOSAL #6.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
increase share capital up to 208.456.031,by issuance
of shares and amendment of the Company charter
paragraph 7

PROPOSAL #7.: Authorize the Managing Board to                              ISSUER          NO           N/A               N/A
purchase own shares up to 10 % of Stock Capital
within the next 30 month

PROPOSAL #8.: Elect the Supervisory Board for                              ISSUER          NO           N/A               N/A
2007/2008
PROPOSAL #9.: Amend the Company charter per 5/1,                           ISSUER          NO           N/A               N/A
paragraph 9/2, 10/2, 13/3 and paragraph 30

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMMOFINANZ AG, WIEN
  TICKER:                N/A             CUSIP:     A27849149
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve the acquisition of 418.024                           ISSUER          NO           N/A               N/A
shares of I&I real estate asset management AG, Vienna
 I.E. 40 % of the share capital of I&I from
Constantia packing B.V. registered in the Dutch
register of trade and commerce Constantia AG
registered in the register of the swiss cantonzug at
a cash consideration of EUR 176.000.000, - plus 40%
of the net funds of I & I as per 30 JUN 2008

PROPOSAL #B.: Approve to exercise the voting rights                        ISSUER          NO           N/A               N/A
of Immofinanz AG in the meeting of Immoeast AG which
is announced saperately to empower Board of Directors
 of Immoeast AG to close a contract on acquiring
remaining 60 % of shares of I&I provided this
contract will be subject to the meeting of Immoeast AG

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMMOFINANZ AG, WIEN
  TICKER:                N/A             CUSIP:     A27849149
  MEETING DATE:          9/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of annual                           ISSUER          NO           N/A               N/A
financial statements and consolidated financial
statements as of 30 APR 2008 as well as the
Management report prepared by the Executive Board and
 the report of the Supervisory Board on the business

PROPOSAL #2.: Approve the retained earnings as shown                       ISSUER          NO           N/A               N/A
in the annual financial statements as of 30 APR 2008

PROPOSAL #3.: Approve to release the Executive Board                       ISSUER          NO           N/A               N/A
and Supervisory Board from liability for the business
 year 2007/2008

PROPOSAL #4.: Approve the remuneration for the                             ISSUER          NO           N/A               N/A
members of the Supervisory Board for the business
year 2007/2008

PROPOSAL #5.: Elect the Auditor for the annual                             ISSUER          NO           N/A               N/A
financial statements and consolidated financial
statements for the business year 2008/2009

PROPOSAL #6.: The revocation of the authorisation of                       ISSUER          NO           N/A               N/A
the Executive Board in accordance with paragraph 169
of the Austrian Stock Corporation Act to increase the
 share capital until 18 JAN 2011 by up to EUR
174,228,316.25 with or without the exclusion of the
subscription rights of the shareholders, to the
extent such authorisation was not utilized; and b)
the concurrent authorisation of the Executive Board
to increase the share capital for a period of 5 years
 beginning with the registration of the corresponding
 amendment of the Articles of Association in the
commercial register by up to EUR 119,144,748.72 by
issuing up to 114,762,724 new bearer shares of common
 stock with or without the exclusion of subscription
rights of shareholders for cash or contributions in
kind and to determine the issue price as well as the
issue conditions in consultation with the Supervisory
 Board and amend the Articles of Association
resulting from the authorized capital; c) the
corresponding amendment of paragraph 7 paragraph 4 of
 the Articles of Association [share capital and

PROPOSAL #7.: Authorize the Executive Board, which                         ISSUER          NO           N/A               N/A
was passed by the 14th AGM on 27 SEP 2007, to
repurchase Treasury Shares for a duration of 18
months beginning with the date the resolution was
passed, and concurrent authorisation of the Executive
 Board, in accordance with Section 65 paragraph 1
numbered 8 of the Austrian Stock Corporation Act, to
repurchase up to 10 % of the share capital of the
Company during a period of 30 months beginning with
the date this resolution was passed and with the
consent of the Supervisory Board, to sell Treasury
Shares in a manner different than over the Stock
Exchange or through a public offering, if the sale of
 these Treasury Shares is designed to serve as
compensation for real estate or real estate holdings
transferred to the Company or its subsidiaries, or to
 bearers of Convertible Bonds for the purpose of
conversion and the Executive Board is further
authorised to redeem Treasury Shares without a
further resolution by the AGM with the approval of

PROPOSAL #8.: Elect the Members of the Supervisory                         ISSUER          NO           N/A               N/A
Board

PROPOSAL #9.: Amend the Articles of association in a)                      ISSUER          NO           N/A               N/A
 Section 8 paragraph 2 Editorial Amendment regarding
the representation power of the Executive Board; b)
Section 9 paragraph 2, specifies if a Member of the
Executive Board is the appointed Chairman of the
Executive Board, his or her vote shall be decisive in
 case of a tie; c) Section 29 deletion of this
provision as it became obsolete with the amendment of
 the takeover act

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMPALA PLATINUM HLDGS LTD
  TICKER:                N/A             CUSIP:     S37840113
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and approve the financial                           ISSUER          YES          FOR               FOR
statements for the YE 30 JUN 2008

PROPOSAL #O.2.1: Re-elect Ms. M.V. Mennell as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.2.2: Re-elect Mr. D.H. Brown as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #O.2.3: Re-elect Mr. T.V. Mokgallha as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.2.4: Re-elect Mr. L.J. Paton as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #O.2.5: Re-elect Mr. L.C. Van Vught as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.3: Approve to determine the remuneration                       ISSUER          YES          FOR               FOR
of the Non-Executive Directors

PROPOSAL #S.1: Authorize the Director of the Company,                      ISSUER          YES          FOR               FOR
 in terms of the Company's Articles of Association,
by way of a general authority to repurchase issued
shares in the Company or to permit a subsidiary of
the Company to purchase shares in the Company, as and
 when deemed appropriate, subject to the following
initiatives: that any such repurchase be effected
through the order book operated by the JSE Limited
[JSE] trading system and done without any prior
understanding or agreement between the Company and
the counterparty; that a paid announcement giving
such details as may be required in terms of JSE
Listings Requirements be published when the Company
or its subsidiaries have repurchased in aggregate 3%
of the initial number of shares in issue, as at the
time that the general authority was granted and for
each 3% in aggregate of the initial number of shares
which are acquired thereafter; that a general
repurchase may not in the aggregate in any 1 FY
exceed 10% of the number of shares in the Company
issued share capital at the time this authority is
given, provided that a subsidiary of the Company may
not hold at any one time more than 10% of the number
of issued shares of the Company; no purchase will be
effected during a prohibited period [as specified by
the JSE Listings Requirements] unless a repurchase
programme is in place, where dates and quantities of
shares to be traded during the prohibited period are
fixed and full details of the programme have been
disclosed in an announcement over SENS prior to the
commencement of the prohibited period; at any one
point in time, the Company may only appoint one agent
 to effect repurchases on the Company's behalf, the
Company may only undertake a repurchase of securities
 if, after such repurchase, the spread requirements
of the Company comply with JSE Listings Requirements;
 in determining the price at which shares may be
repurchased in terms of this authority, the maximum
premium permitted is 10% above the weighted average
traded price of the shares as determined over the 5
days prior to the date of repurchase; and may such
repurchase shall be subject to the Companies Act and
the applicable provisions of the JSE Listings
Requirements, the Board of Directors as at the date
of this notice, has stated its intention to examine
methods of returning capital to the shareholders in
terms of the general authority granted at the last
AGM; the Board believes it to be in the best interest
 of implants that shareholders pass a special
resolution granting the Company and/or its
subsidiaries with the flexibility, subject to the
requirements of the Companies Act and the JSE, to
purchase shares should it be in the interest of
implants and/or subsidiaries at any time while the
general authority subsists; the Directors undertake
that they will not implement any repurchase during
the period of this general authority unless: the
Company and the Group will be able, in the ordinary
course of business to pay their debts for a period of
 12 months after the date of the AGM; the assets of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMPERIAL HLDGS LTD
  TICKER:                N/A             CUSIP:     S38127122
  MEETING DATE:          11/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.o.1: Approve the minutes of the AGM held                       ISSUER          YES          FOR               FOR
on 01 NOV 2007

PROPOSAL #2.o.2: Approve and adopt the annual                              ISSUER          YES          FOR               FOR
financial statements that accompanied the notice of
the AGM

PROPOSAL #3.o.3: Approve the Directors remuneration                        ISSUER          YES          FOR               FOR
as specified of the annual financial statements

PROPOSAL #4.o.4: Appoint Deloitte and Touche as the                        ISSUER          YES          FOR               FOR
Auditors of the Company and Mr. BW Smith as
designated partner until the date of the next AGM

PROPOSAL #5o5.1: Appoint Mr. TS Gcabashe as a                              ISSUER          YES          FOR               FOR
Director, in terms of the Articles of Association

PROPOSAL #5o5.2: Appoint Mr. E Engelbrecht as a                            ISSUER          YES          FOR               FOR
Director, in terms of the Articles of Association

PROPOSAL #6o6.1: Reappoint Mr. MV Moosa as a                               ISSUER          YES          FOR               FOR
Director, who retire by rotation in terms of the
Articles of Association

PROPOSAL #6o6.2: Reappoint Mr. MV Sisulu as a                              ISSUER          YES          FOR               FOR
Director, who retire by rotation in terms of the
Articles of Association

PROPOSAL #6o6.3: Reappoint Mr. Rja Sparks as a                             ISSUER          YES          FOR               FOR
Director, who retire by rotation in terms of the
Articles of Association

PROPOSAL #6o6.4: Reappoint Mr. Y WAJA as a Director,                       ISSUER          YES          FOR               FOR
who retire by rotation in terms of the Articles of
Association

PROPOSAL #7.o.7: Approve that the annual fees payable                      ISSUER          YES          FOR               FOR
 to Non-Executive Directors for Board and Committee
Membership be increased with effect from 01 JUL 2008
as Board from ZAR 124,000 to ZAR 143,000,Chairman
from ZAR 310,000 to ZAR 357,500, Deputy Chairman from
 ZAR 220,000 to ZAR 253,400, Asset and Liabilities
Committee from ZAR 48,000 to ZAR 52,800, Audit
Committee from ZAR 65000 to ZAR 74,750, Risk
Committee from ZAR 48,000 to ZAR 52,800, Remuneration
 and Nomination Committee from ZAR 48,000 to 52,800,
Transformation Committee from ZAR 48,000 to ZAR 52,800

PROPOSAL #8.s.1: Authorize the Company, or subsidiary                      ISSUER          YES          FOR               FOR
 of the Company, by way of a general authority, to
acquire ordinary shares of ZAR 0.04 each [ordinary
shares] issued by the Company [including the
conclusion of derivative transactions which may
result in the purchase of shares], in terms of
Sections 85 and 89 of the Companies Act, 61 of 1973,
as amended [the Act] and in terms of the Listings
Requirements of the JSE Ltd [the Listings
Requirements], it being recorded that the Listings
Requirements currently require, inter alia, that the
Company may make a general repurchase of securities
only if the general [Authority shall expires until
the conclusion of the next AGM of the Company, or the
 15 months] from the date of this Special Resolution
number 1 and any general repurchase by the Company of
 its own ordinary shares shall not, in aggregate in
any 1 FY, exceed 20 percent of the Company's issued
ordinary shares as at the date of passing of this

PROPOSAL #9.s.2: Authorize the Company, or a                               ISSUER          YES        AGAINST           AGAINST
subsidiary of the Company, by way of a specific
authority, to repurchase ordinary shares of ZAR 0.04
each held by or on behalf of the Imperial Staff Share
 Incentive Schemes [the Imperial Share Scheme], to
the extent that any such shares are not allocated to
any specific participants [ordinary shares], at the
price that such shares were acquired by the Imperial
Share Scheme in respect of each such ordinary share,
being a maximum of ZAR 149.56 per share, in terms of
Sections 85 and 89 of the Companies Act, 61 of 1973,
as amended [the Act], and in terms of the Listings
Requirements of the JSE Ltd [the Listings
Requirements] the maximum number of shares that will
be acquired in terms of this authority will not

PROPOSAL #10o.8: Approve to place the authorized but                       ISSUER          YES          FOR               FOR
unissued non-redeemable cumulative, non-participating
 preference shares under the control of the Directors
 and authorize the Directors to allot and issue those
 shares at their discretion

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMPERIAL OIL LTD
  TICKER:                N/A             CUSIP:     453038408
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint the PricewaterhouseCoopers                        ISSUER          YES          FOR               FOR
LLP as the Auditors of the Company for the ensuing

PROPOSAL #2.1: Elect Mr. Krystyna T. Hoeg as a                             ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #2.2: Elect Mr. Bruce H. March as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #2.3: Elect Mr. Jack M. Mintz as a Director                       ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #2.4: Elect Mr. Robert C. Olsen as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #2.5: Elect Mr. Roger Phillips as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #2.6: Elect Mr. Paul A. Smith as a Director                       ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #2.7: Elect Mr. Sheelagh D. Whittaker as a                        ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #2.8: Elect Mr. Victor L. Young as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMPERIAL TOBACCO GROUP PLC, BRISTOL
  TICKER:                N/A             CUSIP:     G4721W102
  MEETING DATE:          2/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Declare a final dividend of 42.2 pence                       ISSUER          YES          FOR               FOR
per ordinary share

PROPOSAL #4.: Re-elect Mr. Graham L. Blashill as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-elect Dr. Pierre H. Jungels as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Elect Mr. Jean-Dominique Comolli as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Elect Mr. Bruno F. Bich as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #8.: Elect Mr. Berge Setrakian as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #10.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #11.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
Subsidiaries to Make EU Political Donations to
Political Organizations or Independent Election
Candidates up to GBP 100,000 and Incur EU Political
Expenditure up to GBP 100,000

PROPOSAL #12.: Grant authority for the issue of                            ISSUER          YES          FOR               FOR
equity or equity-linked securities with pre-emptive
rights up to aggregate nominal amount of GBP

PROPOSAL #S.13: Grant authority, subject to the                            ISSUER          YES          FOR               FOR
Passing of Resolution 12, for the issue of equity or
equity-linked securities without pre-emptive rights
up to aggregate nominal amount of GBP 5,330,000

PROPOSAL #S.14: Grant authority up to 106,794,000                          ISSUER          YES          FOR               FOR
ordinary shares for market purchase

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LA
  TICKER:                N/A             CUSIP:     P5393B102
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the report in compliance with                        ISSUER          YES          FOR               FOR
the obligation contained in Article 86, Part XX, of
the income in Tax Law; resolutions in this regard

PROPOSAL #II.: Approve: i) the report from the Chief                       ISSUER          YES          FOR               FOR
Executive Officer prepared in accordance with
Articles 44, Part XI, of the Securities Market Law
and 172 of the General Mercantile Companies Law,
accompanied by the opinion of the outside Auditor,
regarding the operations and results of the Company
for the FYE 31 DEC 2008, as well as the opinion of
the Board of Directors regarding the content of said
report; ii) the re port from the Board of Directors
that is referred to in Article 172, line B, of the
ion General Mercantile Companies Law and in which are
 contained the main accounting and information
policies and criteria followed in the preparation of
the financial information of the Company; iii) the
report on the activities and transactions in D which
the Board of Directors intervened in Company
accordance with Article 28, Part IV, line E, of the
Securities Market Law; iv) the individual and
consolidated financial statements of the Company to
31 DEC 2008; and v) the annual reports regarding the
activities carried out by the audit and corporate
practices committee s in accordance with Article 43,
P Articles I and II, of the Securities Market Law;

PROPOSAL #III.: Approve the proposal for the                               ISSUER          YES          FOR               FOR
allocation of results; resolutions in this regard

PROPOSAL #IV.: Appoint and/or ratify the Members of                        ISSUER          YES        AGAINST           AGAINST
the Board of Directors, Secretary and Vice Secretary
of the Company, resolutions in this regard

PROPOSAL #V.: Approve to determine the compensation                        ISSUER          YES          FOR               FOR
for the Members of the Board of Directors, Secretary
and Vice Secretary of the Company; resolutions in
this regard

PROPOSAL #VI.: Approve the appointment and/or                              ISSUER          YES        AGAINST           AGAINST
ratification of the corporate practices and Audit
Committees of the Company; resolutions in this regard

PROPOSAL #VII.: Approve to determine the compensation                      ISSUER          YES          FOR               FOR
 for the Members of the Corporate Practices and Audit
 Committees of the Company; resolutions in this regard

PROPOSAL #VIII.: Approve an operation in accordance                        ISSUER          YES        AGAINST           AGAINST
with the terms of Article 47 of the Securities Market
 Law

PROPOSAL #IX.: Approve the resolutions necessary to                        ISSUER          YES          FOR               FOR
carry out the transactions of acquisition and
placement of its own shares by the Company;
resolutions in this regard

PROPOSAL #X.: Approve the designation of delegates to                      ISSUER          YES          FOR               FOR
 carry out and formalize the resolutions passed by
the meeting; resolutions in this regard

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INBEV SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B5064A107
  MEETING DATE:          9/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition of Anheuser-                         ISSUER          NO           N/A               N/A
Busch
PROPOSAL #2.: Amend the Articles regarding change                          ISSUER          NO           N/A               N/A
Company's name in Anheuser-Busch Inbev

PROPOSAL #3.: Approve the issuance of shares with                          ISSUER          NO           N/A               N/A
preemptive rights in connection with acquisition up
to EUR 10 Billion

PROPOSAL #4.: Approve the terms and conditions of                          ISSUER          NO           N/A               N/A
issuance of shares under Item 3

PROPOSAL #5.: Approve the suspensive conditions for                        ISSUER          NO           N/A               N/A
issuance of shares under Item 3

PROPOSAL #6.: Authorize the Board and the Chief                            ISSUER          NO           N/A               N/A
Executive Officer and CFO for the implementation of
approved resolutions

PROPOSAL #7.: Elect Mr. August Busch IV as a Director                      ISSUER          NO           N/A               N/A

PROPOSAL #8.: Approve the change of Control Clause of                      ISSUER          NO           N/A               N/A
 USD 45 Billion following the Article 556 of Company

PROPOSAL #9.: Approve the change of Control Clause of                      ISSUER          NO           N/A               N/A
 USD 9.8 Billion following the Article 556 of Company
 Law

PROPOSAL #10.: Authorize Mrs. Sabine Chalmers and Mr.                      ISSUER          NO           N/A               N/A
 M. Benoit Loore to implement approved resolutions
and fill required documents/formalities at Trade

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INCITEC PIVOT LTD
  TICKER:                N/A             CUSIP:     Q4887E101
  MEETING DATE:          9/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the giving by each Acquired                         ISSUER          YES          FOR               FOR
Subsidiary of Financial Assistance by: a) executing
an accession letter under which it will: i) assume
all the rights and obligations of a guarantor under
the Bridge Facility Agreement, including but not
limited to: the provision of a guarantee and
indemnity; the making of representations and
warranties; and the provision of undertakings and
assumption of any other rights and obligations in
support of any of the obligors' obligations under the
 Bridge Facility Agreement and associated documents
[Transaction Documents]; and ii) be taken to be a
guarantor under the Transaction Documents, in respect
 of financial accommodation provided to the borrowers
 in relation to the acquisition by Incitec Pivot US
Holdings Pty Limited of all of the issued share
capital in Dyno Nobel Limited under the Scheme
Implementation Agreement between the Company and Dyno
 Nobel Limited dated 11 MAR 2008 [as amended on 02
APR 2008] and other purposes; and b) executing any
documents [including without limitation, any separate
 guarantee and indemnity deed poll or equivalent
document ] in connection with: i) any financing,
refinancing, replacement, renewal of variation
[including any subsequent refinancing, replacement,
renewal or variation] of all or any part of the
facilities referred to in the Bridge Facility
Agreement; or ii) any working capital or similar
facility [whether or not in connection with the
Bridge Facility Agreement]; or iii) any sale and
leaseback or economically equivalent or similar
arrangement; or iv) any accession to the guarantees
to be provided by the Company in respect of the Sale
and Leaseback, which each Acquired Subsidiary propose
 to enter into or enters as a guarantor or obligor or
 otherwise [and whether with the same or any other
financiers], in accordance with Section 260B(2) of
the Corporations Act 2001 [Cwlth]

PROPOSAL #2.: Approve, in accordance with Section                          ISSUER          YES          FOR               FOR
254H of the Corporations Act 2001 [Cwlth], the
conversion of all the Company's fully paid ordinary
shares in the issued capital of the Company into a
larger number on the basis that every 1 fully paid
ordinary share be divided into 20 fully paid ordinary
 shares with effect from 7.00 pm on 23 SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INCITEC PIVOT LTD
  TICKER:                N/A             CUSIP:     Q4887E101
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. John Watson as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with the
Company's Constitution

PROPOSAL #2.: Approve to increase, in accordance with                      ISSUER          YES          FOR               FOR
 Rule 6.5[a] of the Company's Constitution, the
maximum total amount of fees from which the Company
may pay the Non-Executive Directors of the Company
for their services as Directors, including their
service on a Committee of Directors, by AUD 600,000
to a maximum of AUD 2 million per annum

PROPOSAL #3.: Approve to grant of 597,190 performance                      ISSUER          YES          FOR               FOR
 rights under the Incitec pivot performance Rights
Plan to the Managing Director & Chief Executive
Officer, Mr. Julian Segal as specified

PROPOSAL #4.: Approve to grant 222,482 Performance                         ISSUER          YES          FOR               FOR
rights under the Incitec Pivot performance Rights
Plan to the Finance Director & Chief Financial
Officer, Mr. James Fazzino as specified

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company [including the Directors' report] for the YE
30 SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDIABULLS FINL SVCS LTD
  TICKER:                N/A             CUSIP:     Y39129104
  MEETING DATE:          9/5/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES        ABSTAIN           AGAINST
sheet as at 31 MAR 2008, profit and loss account for
the YE on that date, the reports of the Board of
Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares for                      ISSUER          YES        ABSTAIN           AGAINST
 the YE 31 MAR 2008

PROPOSAL #3.: Re-appoint Mr. Saurabh K. Mittal as a                        ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Shamsher Singh as a                           ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation

PROPOSAL #5.: Appoint M/s. Deloitte Haskins & Sells,                       ISSUER          YES        ABSTAIN           AGAINST
Chartered Accountants, as the Auditors of the
Company, to hold office until the conclusion of the
next AGM of the Company on such remuneration as shall
 be fixed by the Board of Directors

PROPOSAL #S.6: Authorize the Board of Directors of                         ISSUER          YES        ABSTAIN           AGAINST
the Company, pursuant to the provisions of Section
372A and other applicable provisions, if any, of the
Companies Act, 1956 [including any statutory
modification[s] or re-enactment thereof, for the time
 being in force] and subject to the approval[s]of
regulatory authorities, wherever necessary, to invest
 the Company's funds to acquire by way of
subscription, purchase or otherwise, the securities
of the specified Companies from time to time, in one
or more Tranches, up to an aggregate sum of INR 1000
crore in each of the Companies, on such terms and
conditions as may be considered expedient in the
interest of the Company as specified notwithstanding
that the aggregate of loans and investments so far
made to/in or to be made to/in or guarantees or
securities so far given or to be given to all Bodies
Corporate may exceed the limits prescribed under the
said Section or any modification or re-enactment
thereof; and to negotiate the terms and conditions,
sign and execute all such deeds, applications,
documents, agreements and writings and generally to
do all such acts, deeds and things as may be
necessary, proper, expedient or incidental to the

PROPOSAL #S.7: Amend, in accordance with the                               ISSUER          YES        ABSTAIN           AGAINST
provisions of the SEBI [Employee Stock Option Scheme
and Employee Stock Purchase Scheme] Guidelines, 1999
[the Guidelines] and subject to such other approvals,
 permissions and sanctions as may be necessary and
subject to such conditions and modifications as may
be prescribed or imposed while granting such
approvals, permissions and sanctions in respect of
options granted by the Company to its employees, to
effect the various Employee Stock Option
Plans/Schemes of the Company as specified and
authorize the Board of Directors of the Company to do
 all such acts, matters, deeds and things necessary
or desirable in connection with or incidental to
giving effect to the above resolutions and to notify
and make all application is and filings, to such
authorities and to such other persons as may be for

PROPOSAL #S.8: Amend, in accordance with the                               ISSUER          YES        ABSTAIN           AGAINST
provisions of the SEBI [Employee Stock Option Scheme
and Employee Stock Purchase Scheme] Guidelines, 1999
[the Guidelines] and subject to such other approvals,
 permissions and sanctions, as may be necessary and,
subject to such conditions and modifications as may
be prescribed or imposed while granting such
approvals, permissions and sanctions, in respect of
the Options granted by the Company to employees of
its subsidiary Companies, to effect the various
Employee Stock Option Plans/Schemes of the Company as
 specified; and authorize the Board of Directors of
the Company to do all such acts, matters, deeds and
things necessary or desirable in connection with or
incidental to giving effect to the above resolutions
and to notify and make all applications and filings,
to such authorities and to such other persons as may
be necessary in relation to the same

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDIABULLS FINL SVCS LTD
  TICKER:                N/A             CUSIP:     Y39129104
  MEETING DATE:          12/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the cancellation and                                ISSUER          YES          FOR               FOR
withdrawal of the following Employee Stock Option
Schemes of the Company namely: (a) Employee Stock
Option Plan - 2005, covering 50,00,000 stock options,
 and (b) IBFSL-ICSL, Employees Stock Option Plan II
M-2006, covering 14,40,000 stock options

PROPOSAL #S.2: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 81(1A) and all other applicable provisions,
if any of the Companies Act, 1956, the provisions of
Securities and Exchange Board of India [Employee
Stock Option Scheme and Employee Stock Purchase
Scheme] Guidelines, 1999 (ESOS Guidelines) including
any statutory modification(s) or re-enactment(s)
thereof the Memorandum and Articles of Association of
 the Company and subject to such other approvals,
consents, permissions and sanctions as may be
required from appropriate authorities and subject to
such conditions or modifications as may be
prescribed, imposed or suggested by any of them while
 granting such approvals, consents, permissions and
sanctions which may be agreed to by the Board of
Directors [hereinafter referred to as the Board which
 term shall be deemed to include the Compensation
Committee of the Board which has been authorized to
exercise the powers conferred by this resolution],
authorize the members of the Board to create, issue
offer and allot at any time to or to the benefit of
such person(s) who are in permanent employment of the
 Company including any Director, whether whole time
or otherwise [except the promoter Directors of the
Company or any other Director holding, directly or
indirectly, more than 10% of the outstanding Equity
shares of the Company], under the scheme titled
Employees Stock Option Plan 2008 [hereinafter
referred to as the ESOP- 2008 or Scheme], 75,00,000
Equity options entitling the option holders to
purchase an equivalent number of Equity Shares of
face value of INR 2 each of the Company, at such
price, in one or more tranches and on such terms, and
 conditions as given in the ESOP- 2008, as placed
before the meeting, duly initialed by the Chairman
for the purpose of identification; the new equity
shares to be issued and allotted by the Company in
the manner aforesaid shall rank pari passu, in all
respects with the then existing Equity Shares of the
Company and be listed with the stock exchange(s)
where the existing securities of the company are
listed; Authorize the Board on behalf of the Company,
 for the purpose of giving effect ,to any creation,
offer, issue, allotment or listing of the securities,
 to evolve, decide upon and bring into effect the
Scheme and make modifications, changes, variations,
alterations or revisions in the said Scheme from time
 to time as may be specified by the Board in its
absolute discretion for such purpose, with power to
settle any questions, difficulties or doubts, that
may arise in this regard without requiring the Board

PROPOSAL #S.3: Authorize the Board, pursuant to the                        ISSUER          YES          FOR               FOR
provisions of Section 81(1A) and all other applicable
 provisions, if any, of the Companies Act, 1956, the
provisions of Securities and Exchange Board of India
(Employee Stock Option Scheme and Employee Stock
Purchase Scheme) Guidelines, 1999 (ESOS Guidelines)
including any statutory modification(s) or re-
enactment(s)thereof, the  Memorandum and Articles of
Association of the Company and subject to such other
approvals, consents, permissions and sanctions as may
 be required from appropriate authorities and Subject
 to such conditions or modifications as may be
prescribed, imposed or suggested while granting such
approvals, consents, permissions or sanctions which
may be agreed to by the Board of Directors
[hereinafter referred to as the Board which term
shall be deemed to include the compensation Committee
 of the Board which has been authorized to exercise
the powers conferred by this resolution], consent of
the Members of the Company to extend the benefits of
ESOP 2008 proposed in-the resolution under item no. 2
 of this Notice to or for the benefit of Employees of
 the Company's subsidiaries, including Directors
[except Promoter Directors and any Director holding
directly or indirectly, more than 10% of the
outstanding Equity shares of the Company] of such
subsidiary Companies, as may from time to time be
allowed under prevailing laws, rules and regulations
and/or amendments thereto from time to time under
ESOP 2008 on such terms and conditions as may be
decided by the Board and authorize the Board of the
Company, for the purpose of giving effect to any
creation, offer, issue, allotment or listing of the
securities, to evolve, decide upon and bring into
effect the Scheme and make modifications, changes,
variations, alterations or revisions in the said
Scheme from time to time as may be specified by the
Board in its absolute discretion for such purpose
with power to settle any questions, difficulties or
doubts that may arise in this regard without
requiring the Board to secure any further consent or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDIAN OIL CORP LTD
  TICKER:                N/A             CUSIP:     Y3925Y112
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit                         ISSUER          YES          FOR               FOR
and loss account for the YE 31 MAR 2008 and the
balance sheet as on that date together with the
reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare the dividend for the year 2007-                      ISSUER          YES          FOR               FOR
2008

PROPOSAL #3.: Re-appoint Shri V. C. Agrawal as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri G. C. Daga as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri P. K. Sinha as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint Shri Anees Noorani as a                              ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

PROPOSAL #7.: Appoint Dr. [Smt]. Indu Shahani as a                         ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotataion

PROPOSAL #8.: Appoint Prof. Gautam Barua as a                              ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotataion

PROPOSAL #9.: Appoint Shri Michael Bastian as a                            ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

PROPOSAL #10.: Appoint Shri N. K. Poddar as a                              ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDOFOOD SUKSES MAKMUR TBK
  TICKER:                N/A             CUSIP:     Y7128X128
  MEETING DATE:          12/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed transactions which                      ISSUER          YES          FOR               FOR
 consist of the acquisition of entire shares capital
of Drayton Pte. Ltd., [Drayton] and assignment of the
 outstanding non-interest bearing loan received by
Drayton from Pastilla Investment Limited to the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDUSTRIA DE DISENO TEXTIL INDITEX SA
  TICKER:                N/A             CUSIP:     E6282J109
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts and the                          ISSUER          YES          FOR               FOR
management report of Industria de Diseno Textile,
S.A. for FY 2007. 008

PROPOSAL #2.: Approve the annual accounts, balance                         ISSUER          YES          FOR               FOR
sheet, profit and loss account, statement of changes
in net worth, cash flow statement and notes to the
accounts, as well as the Management report of the
consolidated Group,  Grupo Inditex, for the FYE 31
JAN 2008, and the Company Management for the same

PROPOSAL #3.: Approve the application of profits and                       ISSUER          YES          FOR               FOR
dividend distribution.

PROPOSAL #4.: Re-appoint Mr. D. Antonio Abril Abadin                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #5.: Re-appoint KPMG Auditores, S.L. as                           ISSUER          YES          FOR               FOR
Auditors of the company.

PROPOSAL #6.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
proceed to the derivative acquisition of own shares.

PROPOSAL #7.: Approve the remuneration of Members of                       ISSUER          YES          FOR               FOR
the Supervision and control committees.

PROPOSAL #8.: Approve to delegate the powers to                            ISSUER          YES          FOR               FOR
execute the agreements.

PROPOSAL #9.: Approve the information to the general                       ISSUER          YES          FOR               FOR
meeting about the Board of Directors regulations.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD
  TICKER:                N/A             CUSIP:     Y3991T104
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Sale and Purchase Agreement                      ISSUER          YES          FOR               FOR
 dated 04 AUG 2008 made between the Company and
Industrial and Commercial International Capital
Limited, [ICIC] [the Sale and Purchase Agreement],
produced to the meeting as specified, under which the
 Company has agreed to purchase from ICIC the vendor
loans, their related security and the related assumed
 liabilities [as specified in the Sale and Purchase
Agreement] and the transactions contemplated and
authorize any 1 Director of the Company to do such
acts and things and execute such other documents
which in his/her opinion may be necessary, desirable
or expedient to carry out or give effect to the Sale
and Purchase Agreement and the transactions
contemplated therein and otherwise to procure the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD
  TICKER:                N/A             CUSIP:     Y3991T104
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements together with the reports of the Directors
 and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.I: Re-elect Dr. Jiang Jianqing as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.II: Re-elect Mr. Hu Hao as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #3.III: Re-elect Mr. Zhang Yi as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.IV: Re-elect Mr. Yuen Kam Ho, George as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.: Approve the payment of the Directors'                        ISSUER          YES          FOR               FOR
fees for the YE 31 DEC 2008

PROPOSAL #5.: Re-appoint Ernst and Young as the                            ISSUER          YES          FOR               FOR
Auditors of the Bank and to authorize the Directors
to fix their remuneration

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Bank: [a] subject to the following provisions of
this Resolution, during the relevant period [as
specified] to allot, issue and deal with additional
shares in the capital of the Bank, and to make or
grant offers, agreements or options [including bonds,
 notes, warrants, debentures and other securities
convertible into shares of the Bank] which would or
might require the exercise of such powers during and
after the end of the relevant period, the aggregate
nominal amount of shares in the capital of the Bank
allotted or agreed conditionally or unconditionally
to be allotted or dealt with [whether pursuant to an
option or otherwise] by the Board of Directors of the
 Bank pursuant to the approval in this resolution
above, otherwise than pursuant to: [i] a rights issue
 [as specified]; [ii] the exercise of rights of
subscription or conversion under the terms of any
warrants of the Bank or any securities which are
convertible into shares of the Bank; [iii] any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares of the Bank pursuant to the
Articles of Association of the Bank from time to
time; or [iv] any option scheme or similar
arrangement for the time being adopted for the grant
or issue to employees of the Bank, and/or any of its
subsidiaries of shares or rights to acquire shares of
 the Bank, shall not exceed 20% of the aggregate
nominal amount of the issued share capital of the
Bank as at the date of passing of this Resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Bank or the expiration of the
period within which the next AGM is required by the
Articles of Association of the Bank or the Companies

PROPOSAL #7.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Bank, to repurchase shares in the capital of the
Bank, subject to and in accordance with all
applicable laws and the requirements of the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited as amended from time to
 time, during the relevant period, the aggregate
nominal amount of shares in the capital of the Bank
which may be repurchased by the Bank pursuant to the
approval in this resolution above shall not exceed
10% of the aggregate nominal amount of the issued
share capital of the Bank as at the date of passing
of this Resolution; [Authority expires the earlier of
 the conclusion of the next AGM of the Bank or the
expiration of the period within which the next AGM is
 required by the Articles of Association of the Bank
or the Companies Ordinance to be held]

PROPOSAL #8.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of the Ordinary Resolutions 6 and 7 as specified, the
 general mandate granted to the Board of Directors of
 the Bank and for the time being in force to exercise
 the powers of the Bank to allot, issue and deal with
 additional shares pursuant to the Ordinary
Resolution 6 be extended by the addition thereto of
an amount representing the aggregate nominal amount
of shares in the capital of the Bank repurchased by
the Bank under the authority granted to the Board of
Directors of the Bank pursuant to the Ordinary
Resolution 7, provided that such amount of shares so
repurchased shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Bank as at the date of the said Ordinary Resolution

PROPOSAL #S.9: Amend the Articles 2, 61, 77, 94, 142,                      ISSUER          YES          FOR               FOR
 147, 149, 150, 154 and 158 of the Articles of
Association of the Bank with effect from the date of
this AGM, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED
  TICKER:                N/A             CUSIP:     ADPV10686
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Jiang Jianqing as an                             ISSUER          YES        AGAINST           AGAINST
Executive Director of the Bank

PROPOSAL #2.: Appoint Mr. Yang Kaisheng as an                              ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #3.: Appoint Mr. Zhang Furong as an                               ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #4.: Appoint Mr. Niu Ximing as an Executive                       ISSUER          YES          FOR               FOR
Director of the Bank

PROPOSAL #5.: Appoint Mr. Leung Kam Chung, Antony as                       ISSUER          YES          FOR               FOR
an Independent Non-Executive Director of the Bank

PROPOSAL #6.: Appoint Mr. John L. Thornton as an                           ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Bank

PROPOSAL #7.: Appoint Mr. Qian Yingyi as an                                ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Bank

PROPOSAL #8.: Appoint Mr. Wong Kwong Shing, Frank as                       ISSUER          YES          FOR               FOR
an Independent Non-Executive Director of the Bank

PROPOSAL #9.: Appoint Mr. Huan Huiwu as a Non-                             ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #10.: Appoint Mr. Gao Jianhong as a Non-                          ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #11.: Appoint Ms. Li Chunxiang as a Non-                          ISSUER          YES        AGAINST           AGAINST
Executive Director of the Bank

PROPOSAL #12.: Appoint Mr. Li Jun as a Non-Executive                       ISSUER          YES          FOR               FOR
Director of the Bank

PROPOSAL #13.: Appoint Mr. Li Xiwen as a Non-                              ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #14.: Appoint Mr. Wei Fusheng as a Non-                           ISSUER          YES          FOR               FOR
Executive Director of the Bank

PROPOSAL #15.: Appoint Ms. Wang Chixi as a                                 ISSUER          YES          FOR               FOR
shareholder Supervisor of the Bank

PROPOSAL #S.16: Approve to issue the subordinated                          ISSUER          YES        AGAINST           AGAINST
bonds in an amount of not exceeding RMB 100 billion
and with maturities of not less than 5 years by the
bank in different series by the end of 2011 in order
to increase the supplementary capital; authorize the
Board of Directors of the Bank to determine the key
matters in relation to the different series of the
bonds including the timing of the issue, the issue
size, the bond maturity, the interest rates, the
issue price, the target subscribers, the method of
issue [in both the PRC and Hong Kong] and the terms
of repayment according to the specific circumstances,
 to execute relevant documents and to attend to the
handling procedures including the application and
approval procedures in relation to the issue of the
subordinated bonds with the relevant regulatory
authorities and the Board can be further delegated by
 the Board of Directors of the Bank to the president
of the Bank this resolution shall be effective from
the date of the passing of this resolution until 31
DEC 2011

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED
  TICKER:                N/A             CUSIP:     ADPV10686
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors of the Bank

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Supervisors of the Bank

PROPOSAL #3.: Approve the Bank's 2008 audited accounts                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the Bank's 2008 Profit                               ISSUER          YES          FOR               FOR
Distribution Plan

PROPOSAL #5.: Approve the Bank's 2009 fixed assets                         ISSUER          YES          FOR               FOR
investment budget

PROPOSAL #6.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
International Auditors of the Bank for 2009 for the
term from the passing this until the conclusion of
the next AGM and approve to fix the aggregate Audit
fees for 2009 at RMB 153 million

PROPOSAL #7.: Approve the remuneration calculations                        ISSUER          YES          FOR               FOR
for the Directors and the Supervisors of the Bank for
 2008

PROPOSAL #S.8: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
Industrial and Commercial Bank of China Limited as
specified and authorize the Board of Directors of the
 Bank to make amendments to the Articles of
Association of the Bank which may be necessary as
China Banking Regulatory Commission and other
regulatory authorities may require

PROPOSAL #9.: Amend the Rules of Procedures for                            ISSUER          YES          FOR               FOR
Shareholders' general meeting of Industrial and
Commercial Bank of China Limited as specified and
authorize the Board of Directors of the Bank to make
corresponding amendments to the rules of procedures
for the shareholders general meeting pursuant to the
Articles of Association of the Bank as finally

PROPOSAL #10.: Amend the Rules of Procedures for the                       ISSUER          YES          FOR               FOR
Board of Directors of Industrial and Commercial Bank
of China Limited as specified and authorize the Board
 of Directors of the Bank to make corresponding
amendments to the rules of procedures for the Board
of Directors pursuant to the Articles of Association
of the Bank as finally approved

PROPOSAL #11.: Amend the Rules of Procedures for the                       ISSUER          YES          FOR               FOR
Board of Supervisors of Industrial and Commercial
Bank of China Limited as specified and authorize the
Board of Supervisors of the Bank to make
corresponding amendments to the rules of procedures
for the Board of Supervisors pursuant to the Articles
 of Association of the Bank as finally approved

PROPOSAL #12.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: Appoint Ms. Dong Juan as an
External Supervisor of the Bank

PROPOSAL #13.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: Appoint Mr. Meng Yan as an
External Supervisor of the Bank

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDUSTRIAL BANK OF KOREA, SEOUL
  TICKER:                N/A             CUSIP:     Y3994L108
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDUSTRIAS PENOLES SAB DE CV
  TICKER:                N/A             CUSIP:     P55409141
  MEETING DATE:          2/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the reports that are referred                        ISSUER          YES          FOR               FOR
to in Article 28, Part IV of the Securities Market
Law including financial statements from the fiscal
year that ended on 31 DEC 2008, as well as the report
 regarding the fulfillment of the fiscal obligations
of the Company

PROPOSAL #2.: Approve the allocation of results                            ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve to allocate the amount to                            ISSUER          YES          FOR               FOR
purchase of own shares in accordance with that which
is provided for in a Article 56 Part IV of the
Securities Market Law

PROPOSAL #4.: Ratify the remuneration of the Members                       ISSUER          YES        AGAINST           AGAINST
of the Board of Directors of the Company

PROPOSAL #5.: Ratify the Chairperson of the Audit and                      ISSUER          YES        AGAINST           AGAINST
 Corporate Practices Committee

PROPOSAL #6.: Approve the designation of special                           ISSUER          YES          FOR               FOR
delegates from the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDUSTRIVAERDEN AB
  TICKER:                N/A             CUSIP:     W45430100
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect Mr. Attorney Sven Unger as a                           ISSUER          NO           N/A               N/A
Chairman to preside over the AGM

PROPOSAL #3.: Approve the drawing-up and approval of                       ISSUER          NO           N/A               N/A
the register of voters

PROPOSAL #4.: Approve the agenda                                           ISSUER          NO           N/A               N/A

PROPOSAL #5.: Elect the persons to check the minutes                       ISSUER          NO           N/A               N/A

PROPOSAL #6.: Approve whether the AGM has been duly                        ISSUER          NO           N/A               N/A
convened

PROPOSAL #7.a: Receive the annual report and audit                         ISSUER          NO           N/A               N/A
report, and of the consolidated accounts and audit
report for the Group

PROPOSAL #7.b: Approve the Auditor's statement on                          ISSUER          NO           N/A               N/A
whether the guidelines for compensation of Senior
Executives, which have applied since the previous
AGM, have been followed

PROPOSAL #7.c: Approve the Board's proposed                                ISSUER          NO           N/A               N/A
distribution of earnings and statement in support of
such

PROPOSAL #8.: Approve the addresses by the Chairman                        ISSUER          NO           N/A               N/A
of the Board and the Chief Executive Officer

PROPOSAL #9.a: Adopt the income statement and balance                      ISSUER          YES          FOR               FOR
 sheet, and the consolidated income statement and
consolidated balance sheet

PROPOSAL #9.b: Approve the distribution of the                             ISSUER          YES          FOR               FOR
Company's earnings as shown in the adopted balance
sheet; the Board of Directors and President propose a
 dividend of SEK 4.50 per share

PROPOSAL #9.c: Approve the record date, in the event                       ISSUER          YES          FOR               FOR
the AGM resolves to distribute earnings; 13 MAY 2009,
 has been proposed as the record date for payment of
the dividend; provided that the AGM votes in favor of
 this proposal, dividends are expected to be sent via
 Euroclear Sweden AB on 18 MAY 2009

PROPOSAL #9.d: Grant discharge from liability to the                       ISSUER          YES          FOR               FOR
Company of the Members of the Board of Directors and
the President

PROPOSAL #10.: Approve the number of Directors to be                       ISSUER          YES          FOR               FOR
8 and no deputies

PROPOSAL #11.: Approve the decision regarding                              ISSUER          YES          FOR               FOR
Directors fees for each of the Company Directors;
unchanged fee per Director, entailing SEK 1,200,000
for the Chairman of the Board, SEK 800,000 for the
Vice Chairman of the Board, and SEK 400,000 for each
of the other Non-Executive Directors; no separate fee
 is paid for Committee work

PROPOSAL #12.: Re-elect Messrs. Boel Flodgren, Tom                         ISSUER          YES          FOR               FOR
Hedelius, Finn Johnsson, Fredrik Lundberg, Sverker
Martin-Lof, Lennart Nilsson and Anders Nyren as the
Directors and elect Mr. Olof Faxander as a new
Director; and re-elect Mr. Tom Hedelius as a Chairman
 of the Board

PROPOSAL #13.: Approve the Auditors fees on account                        ISSUER          YES          FOR               FOR
[unchanged]

PROPOSAL #14.: Approve the decision on a Nominating                        ISSUER          YES          FOR               FOR
Committee as specified

PROPOSAL #15.: Approve the decision on guidelines for                      ISSUER          YES          FOR               FOR
 Executive compensation as specified

PROPOSAL #16.: Amend the First Paragraph of Section                        ISSUER          YES          FOR               FOR
12 of the Articles of Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INDUSTRIVAERDEN AB
  TICKER:                N/A             CUSIP:     W45430126
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Election of Mr. Sven Unger, Attorney,                        ISSUER          NO           N/A               N/A
as the Chairman to preside over the AGM

PROPOSAL #3.: Approval of the register of voters                           ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Election of the persons to check the                         ISSUER          NO           N/A               N/A
minutes

PROPOSAL #6.: Decision as to whether the AGM has been                      ISSUER          NO           N/A               N/A
 duly convened

PROPOSAL #7.a: Receive the annual report and audit                         ISSUER          NO           N/A               N/A
report, and of the consolidated accounts and audit
report for the Group

PROPOSAL #7.b: The Auditor's statement on whether the                      ISSUER          NO           N/A               N/A
 guidelines for compensation of Senior Executives,
which have applied since the previous AGM, have been
followed

PROPOSAL #7.c: The Board's proposed distribution of                        ISSUER          NO           N/A               N/A
earnings and statement in support of such

PROPOSAL #8.: Addresses by the Chairman of the Board                       ISSUER          NO           N/A               N/A
and the CEO

PROPOSAL #9.a: Adopt the income statement and balance                      ISSUER          YES          FOR               FOR
 sheet, and the consolidated income statement and
consolidated balance sheet

PROPOSAL #9.b: Approve a dividend of SEK 4.50 per                          ISSUER          YES          FOR               FOR
share
PROPOSAL #9.c: Approve 13 MAY 2009 as the record date                      ISSUER          YES          FOR               FOR
 for payment of the dividend; provided that the AGM
votes in favor of this proposal, dividends are
expected to be sent via Euroclear Sweden AB on 18 MAY
 2009

PROPOSAL #9.d: Grant discharge, from liability, to                         ISSUER          YES          FOR               FOR
the Members of the Board of Directors and the

PROPOSAL #10.: Approve the number of Directors to be                       ISSUER          YES          FOR               FOR
8 without Deputies

PROPOSAL #11.: Approve an unchanged fee per Director,                      ISSUER          YES          FOR               FOR
 entailing SEK 1,200,000 for the Chairman of the
Board, SEK 800,000 for the Vice Chairman of the
Board, and SEK 400,000 for each of the other Non-
Executive Directors; and that no separate fee is paid
 for committee work

PROPOSAL #12.: Re-elect Messrs. Boel Flodgren, Tom                         ISSUER          YES          FOR               FOR
Hedelius, Finn Johnsson, Fredrik Lundberg, Sverker
Martin-Lof, Lennart Nilsson and Anders Nyr n and Mr.
Tom Hedelius as a Chairman of the Board; and elect
Mr. Olof Faxander as a new Member of the Board

PROPOSAL #13.: Approve the Auditors fees on account                        ISSUER          YES          FOR               FOR
(unchanged)

PROPOSAL #14.: Approve the decision on a Nominating                        ISSUER          YES          FOR               FOR
Committee

PROPOSAL #15.: Approve the decision on guidelines for                      ISSUER          YES          FOR               FOR
 executive compensation

PROPOSAL #16.: Amend the first paragraph of Section                        ISSUER          YES          FOR               FOR
12 of the Articles of Association; and approve that
the AGM's resolution on an amendment to the Articles
of Association shall be conditional upon enactment of
 a change in the Swedish Companies Act [SFS 2005:551]
 concerning the way in which the notices of general
meetings are made, entailing that the proposed
wordings of Section 12, first paragraph, is
compatible with the Swedish Companies Act

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INFINEON TECHNOLOGIES AG
  TICKER:                N/A             CUSIP:     D35415104
  MEETING DATE:          2/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Submission of the approved annual                            ISSUER          NO           N/A               N/A
financial statements of Infineon Technologies AG and
the approved consolidated financial statements as of
30 SEP 2008, of the combined Management report for
Infineon Technologies AG and the Infineon Group, and
of the report of the Supervisory Board for the fiscal
 year 2007/2008

PROPOSAL #2.: Approval of the acts of the members of                       ISSUER          YES        AGAINST           AGAINST
the Management Board

PROPOSAL #3.: Approval of the acts of the members of                       ISSUER          YES        AGAINST           AGAINST
the Supervisory Board

PROPOSAL #4.: Appoint KPMG AG                                              ISSUER          YES          FOR               FOR
Wirtschaftsprufungsgesellschaft, Berlin as the
Auditor and Group Auditor for the fiscal year
2008/2009 and as Auditor for the Auditors' review of
interim financial reports in relation to this period

PROPOSAL #5.: Authorization to purchase and use own                        ISSUER          YES          FOR               FOR
shares

PROPOSAL #6.1.: Reduction and restriction of the                           ISSUER          YES          FOR               FOR
Conditional Capital I and corresponding amendments to
 the Articles of Association

PROPOSAL #6.2.: Reduction and restriction of the                           ISSUER          YES          FOR               FOR
Conditional Capital 2007 and corresponding amendments
 to the Articles of Association

PROPOSAL #6.3.: Reduction and restriction of the                           ISSUER          YES          FOR               FOR
cancellation of the Conditional Capital IV/2006 and
corresponding amendments to the Articles of

PROPOSAL #7.: Creation of a new Authorized Capital                         ISSUER          YES        AGAINST           AGAINST
2009/I to be used to issue shares to employees and
corresponding amendments to the Articles of

PROPOSAL #8.: Creation of a new Authorized Capital                         ISSUER          YES          FOR               FOR
2009/II and corresponding amendments to the Articles
of Association

PROPOSAL #9.: Resolution on the launch of the                              ISSUER          YES        AGAINST           AGAINST
Infineon Technologies AG Stock Option Plan 2009 for
the issue of subscription rights for shares to
managers and other key employees of Infineon
Technologies AG and its group Companies, the creation
 of an additional Conditional Capital 2009/I and
corresponding amendments to the Articles of

PROPOSAL #10.: Authorization to issue bonds with                           ISSUER          YES          FOR               FOR
warrants and/or convertible bonds and at the same
time creation of a Conditional Capital 2009/II and
corresponding amendments to the Articles of

PROPOSAL #11.1.: Amendments to the Articles of                             ISSUER          YES          FOR               FOR
Association: Composition of the Supervisory Board,
Section 6 of the Articles of Association

PROPOSAL #11.2.: Amendments to the Articles of                             ISSUER          YES          FOR               FOR
Association: Elections, Section 17 (2) of the
Articles of Association

PROPOSAL #11.3.: Amendments to the Articles of                             ISSUER          YES          FOR               FOR
Association: Notification of attendance at the Annual
 General Meeting, Section 14 of the Articles of
Association

PROPOSAL #11.4.: Amendments to the Articles of                             ISSUER          YES          FOR               FOR
Association: Exercise of voting rights, Section 16
(2) of the Articles of Association

PROPOSAL #12.: Approval of a domination and profit-                        ISSUER          YES          FOR               FOR
and-loss transfer agreement with Infineon
Technologies Mantel 19 GmbH

PROPOSAL #13.: Approval of a domination and profit-                        ISSUER          YES          FOR               FOR
and-loss transfer agreement with Infineon
Technologies Dresden GmbH

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INFOSYS TECHNOLOGIES LIMITED
  TICKER:                INFY            CUSIP:     456788108
  MEETING DATE:          6/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO RECEIVE, CONSIDER AND ADOPT THE                           ISSUER          YES          FOR             AGAINST
BALANCE SHEET AS AT MARCH 31, 2009 AND THE PROFIT AND
 LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE AND THE
 REPORT OF THE DIRECTORS AND AUDITORS THEREON.

PROPOSAL #02: TO DECLARE A FINAL DIVIDEND FOR THE                          ISSUER          YES          FOR             AGAINST
FINANCIAL YEAR ENDED MARCH 31, 2009.

PROPOSAL #03: TO APPOINT A DIRECTOR IN PLACE OF                            ISSUER          YES          FOR             AGAINST
DEEPAK M. SATWALEKAR, WHO RETIRES BY ROTATION AND,
BEING ELIGIBLE, SEEKS RE-APPOINTMENT.

PROPOSAL #04: TO APPOINT A DIRECTOR IN PLACE OF DR.                        ISSUER          YES          FOR             AGAINST
OMKAR GOSWAMI, WHO RETIRES BY ROTATION AND, BEING
ELIGIBLE, SEEKS RE-APPOINTMENT.

PROPOSAL #05: TO APPOINT A DIRECTOR IN PLACE OF RAMA                       ISSUER          YES          FOR             AGAINST
BIJAPURKAR, WHO RETIRES BY ROTATION AND, BEING
ELIGIBLE, SEEKS RE-APPOINTMENT.

PROPOSAL #06: TO APPOINT A DIRECTOR IN PLACE OF DAVID                      ISSUER          YES          FOR             AGAINST
 L. BOYLES, WHO RETIRES BY ROTATION AND, BEING
ELIGIBLE, SEEKS RE-APPOINTMENT.

PROPOSAL #07: TO APPOINT A DIRECTOR IN PLACE OF PROF.                      ISSUER          YES          FOR             AGAINST
 JEFFREY S. LEHMAN, WHO RETIRES BY ROTATION AND,
BEING ELIGIBLE, SEEKS RE-APPOINTMENT.

PROPOSAL #08: TO APPOINT AUDITORS TO HOLD OFFICE FROM                      ISSUER          YES          FOR             AGAINST
 THE CONCLUSION OF THE ANNUAL GENERAL MEETING HELD ON
 JUNE 20, 2009, UNTIL THE CONCLUSION OF THE NEXT
ANNUAL GENERAL MEETING, AND TO FIX THEIR REMUNERATION.

PROPOSAL #09: TO APPOINT K.V. KAMATH AS DIRECTOR,                          ISSUER          YES          FOR             AGAINST
LIABLE TO RETIRE BY ROTATION.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD
  TICKER:                N/A             CUSIP:     Y40805114
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, the profit & loss account,
the cash flow statement for the YE 31 MAR 2008 the
reports of the Directors' and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Dimitris Tsitsiragos as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Dr. Omkar Goswami as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Shardul Shroff as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #S.6: Appoint, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 224, 224A and other applicable provisions,
if any of the Companies Act, 1956, M/s. Deloitte
Haskins & Sells, Chartered Accountants as the Auditor
 of the Company to hold office from the conclusion of
 this AGM up to the conclusion of the next AGM of the
 Company, and authorize the Board of Directors of the
 Company to fix the remuneration based on the
recommendation of the Audit Committee, in addition to
 reimbursement of all out-of-pocket expenses in
connection with the audit of the accounts of the
Company for the YE 31 MAR 2009

PROPOSAL #7.: Appoint Mr. Arun Ramanathan as a                             ISSUER          YES          FOR               FOR
Director of the Company and who shall be subject to
retire by rotation, under the provisions of Section
257 of the Companies Act 1956

PROPOSAL #8.: Appoint Mr. Abdul Rahim Abu Bakar as a                       ISSUER          YES          FOR               FOR
Director of the Company and who shall be subject to
retire by rotation, under the provisions of Section
257 of the Companies Act 1956

PROPOSAL #S.9: Authorize the Company, pursuant to the                      ISSUER          YES          FOR               FOR
 provisions of Section 309 and other applicable
provisions, if any, of the Companies Act, 1956 and
Article 132 of the Articles of Association of the
Company, to the payment of remuneration by the way of
 commission or otherwise not exceeding 1% of the net
profits of the Company, to be paid to and distributed
 amongst the Directors of the Company or some or any
of them (other than Managing and Whole-time
Directors) as may be decided by the Board of
Directors or a Committee thereof from time to time,
for a period of 5 years commencing from 01 APR 2008
to 31 MAR 2013, and such payment be made out of
profits of the Company calculated in accordance with
the provisions of Sections 198, 349 and 350 of the
Companies Act, 1956 for each corresponding year

PROPOSAL #10.: Approve the partial modification of                         ISSUER          YES          FOR               FOR
the Resolution passed by the Members at their EGM
held on 09 MAY 2005, vide Item No.4 of the Notice
convening that Meeting, relating to the appointment
and payment of remuneration to Dr. Rajiv B. Lall as
the Managing Director & Chief Executive Officer, the
basic salary range of Dr. Rajiv B. Lall, effective 01
 APR 2008, be revised to INR 2,00,000 to INR 6,00,000
 per month and other terms and conditions of the
appointment remaining the same; and authorize the
Board or Compensation Committee to decide the
remuneration (salary, perquisites and bonus) payable
to Dr. Rajiv B. Lall, on the same terms as approved
by the Members at their EGM held on 09 MAY 2005,
revised and modified as above, subject to such

PROPOSAL #S.11: Authorize the Board of Directors of                        ISSUER          YES        AGAINST           AGAINST
the Company, pursuant to the provisions of Section 81
 (1A) and other applicable provisions of the
Companies Act, 1956, Memorandum and Articles of
Association of the Company and the
Regulation/Guidelines prescribed by the Securities
and Exchange Board of India, the Reserve Bank of
India or any other relevant authority, from time to
time, to the extent applicable and subject to such
approvals, consents, permissions and sanctions as may
 be necessary and subject to such conditions and
modifications as may be prescribed by them while
granting such approvals, consents, permissions,
authority and sanctions, (hereinafter referred to as
the Board which term shall be deemed to include any
Committee constituted/to be constituted by the Board
to exercise its powers including the powers conferred
 by this Resolution] to create, issue, offer and
allot, directly or indirectly to or for the benefit
of such person(s) as are in the permanent employment
of the Company or who are Directors of the Company,
at any time equity shares and/or securities
convertible into equity shares at such price, in such
 manner, during such period, in one or more tranches
and on such terms and conditions as the Board may
decide prior to the issue and offer thereof, for, or
which upon exercise or conversion could give rise to
the issue of a number of equity shares not exceeding
in aggregate, 5% (including equity shares to be
issued in terms of Resolution passed at the AGM held
on 02 AUG 2006) of the aggregate of the number of
issued equity shares of the Company, from time to
time, under IDFC Employees Stock Option Scheme 2007
(ESOS - 2007), or any modifications thereof; approve
that the benefits of ESOS-2007 be extended to the
eligible employees and Directors of one or more
subsidiary Companies of the Company on such terms
arid conditions as may be decided by the Board and
subject to the terms stated herein, the equity shares
 allotted pursuant to the aforesaid Resolution shall
rank pari-passu inter se as also with the then
existing equity shares of the Company; the Board, for
 the purpose of giving effect to any creation, offer,
 issue or allotment of equity shares or securities or
 instruments representing the same, as specified, to
do all such acts; deeds, matters and things as it
may, in its absolute discretion, deem necessary or
desirable for such purpose, and with power on behalf
of the Company to settle all questions, difficulties
or doubts that may arise in regard to such issue(s)
or allotment(s) (including to amend or modify any of
the terms of such issue or allotment), as it may, in
its absolute discretion deem fit, without being
required to seek any further consent or approval of
the Members; and to vary or modify the terms of ESOS-
2007 in accordance with any guidelines or regulations
 that may be issued, from time to time, by any
appropriate authority; to delegate all or any of the
powers herein conferred to any Committee of

PROPOSAL #12.: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, pursuant to all applicable provisions,
if any, of the Companies Act 1956, and all other
applicable Rules, Regulations, Guidelines and Laws
(including any statutory modification or re-enactment
 thereof for the time being in force) (hereinafter
referred to as the Board which shall include any
Committee constituted/ to be constituted by the Board
 to exercise its powers including powers conferred by
 this Resolution) to sell, transfer, assign or
otherwise dispose of all or some of the shares held
by the Company in one or more of its subsidiary
companies to any other subsidiary Company(ies) of the
 Company on such terms and conditions as may be
approved to by the Board and the Board of the Company
 to finalize the process/documents to
transfer/sell/assign the said shares and to do all
such acts, deeds, matters and things as may be deemed
 necessary or expedient for giving effect to this

PROPOSAL #S.13: Amend, pursuant to provisions of                           ISSUER          YES          FOR               FOR
Section 31 and all other applicable provisions, if
any, of the Companies Act,1956 (including any
statutory modification(s) and re-enactment thereof
for the time being in force) and provisions of other
statutes, as applicable and subject to such other
approvals, consents, permissions, and sanctions as
may be necessary from appropriate authorities, the
Articles 94, 124 and 148A of the Articles of
Association of the Company, as specified; and
authorize the Board of Directors (hereinafter
referred to as the Board which term shall be deemed
to include any Committee constituted/to be
constituted by the Board to exercise its powers
including the powers conferred by this Resolution) to
 do all such acts, deeds, matters and things as may
be deemed necessary or expedient for giving effect to

PROPOSAL #S.14: Authorize the Board, pursuant to                           ISSUER          YES        AGAINST           AGAINST
Section 81(1A) and all other applicable provisions of
 the Companies Act, 1956 (including any statutory
modification or re-enactment thereof, for the time
being in force) and enabling provisions of the
Memorandum and Articles of Association of the Company
 and the Listing Agreements entered into by the
Company with the stock exchanges where the securities
 of the Company are listed and subject to any
guidelines, regulations, approval, consent,
permission or sanction of the Central Government,
Reserve Bank of India, Securities and Exchange Board
of India and any other appropriate authorities,
institutions or Bodies (hereinafter collectively
referred to as the appropriate authorities), and
subject to such conditions and modifications, as may
be prescribed by any one of them while granting any
such approval, consent, permission, and/or sanction
(hereinafter referred to as the requisite approvals),
 which may be agreed to by the Board of Directors of
the Company (hereinafter called the Board which term
shall be deemed to include any Committee which the
Board may have constituted or hereinafter constitute
to exercise its powers including the power conferred
by this Resolution), to issue, offer and allot,
equity shares/preference shares whether Cumulative or
 Non-Cumulative/Redeemable/Convertible at the option
of the Company and/or at the option of the holders of
 the security and/or securities linked to equity
shares/preference shares and/or any instrument or
securities representing convertible securities such
as convertible debentures, bonds or warrants
convertible into equity shares/preference shares
(hereinafter referred to as Securities) to be
subscribed by foreign investors/institutions and/or
corporate bodies/entities including mutual funds,
banks, insurance Companies, trusts and/or individuals
 or otherwise, whether or not such
persons/entities/investors are Members of the
Company, whether in Indian currency or foreign
currency, such issue and allotment shall be made at
such time or times in one or more tranche or
tranches, at par or at such price or prices and on
such terms and conditions in such manner as the Board
 may, in its absolute discretion think fit or in
consultation with the Lead Managers, Underwriters,
Advisors or other intermediaries; provided however
that the aggregate amount raised shall not exceed INR
 3,150 crore (equivalent to USD 750 million); the
Board, for the purpose of giving effect to this
resolution, in consultation with the Lead Managers,
Underwriters, Advisors, Merchant Bankers and/or other
 persons as appointed by the Company, to determine
the form, terms and timing of the
issue(s)/offering(s), including the investors to whom
 the Securities are to be allotted, issue price, face
 value, number of equity shares or other securities
upon conversion or redemption or cancellation of the
Securities, the price, premium or discount on
issue/conversion of securities, rate of interest,
period of conversion or variation of the price or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ING GROEP N V
  TICKER:                N/A             CUSIP:     N4578E413
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening remarks and announcements                            ISSUER          NO           N/A               N/A

PROPOSAL #2.A: Report of the Executive Board for 2008                      ISSUER          NO           N/A               N/A

PROPOSAL #2.B: Report of the Supervisory Board for                         ISSUER          NO           N/A               N/A
2008
PROPOSAL #2.C: Approve the annual accounts for 2008                        ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Profit retention and Distribution                           ISSUER          NO           N/A               N/A
Policy
PROPOSAL #3.B: Approve the dividend for 2008, a total                      ISSUER          YES          FOR               FOR
 dividend of EUR 0.74 per [depositary receipt for an]
 ordinary share will be proposed to the general
meeting, taking into account the interim dividend of
EUR 0.74 paid in AUG 2008, as a result hereof no
final dividend will be paid out for 2008

PROPOSAL #4.: Remuneration report                                          ISSUER          NO           N/A               N/A

PROPOSAL #5.: Corporate Governance                                         ISSUER          NO           N/A               N/A

PROPOSAL #6.: Corporate Responsibility                                     ISSUER          NO           N/A               N/A

PROPOSAL #7.A: Grant discharge to the Members of the                       ISSUER          YES          FOR               FOR
Executive Board in respect of the duties performed
during the year 2008 FY, as specified in the 2008
annual accounts, the report of the Executive Board,
the Corporate Governance Chapter, the chapter on
Section 404 of the Sarbanes-Oxley Act and the
statements made in the general meeting

PROPOSAL #7.B: Grant discharge to the Members of the                       ISSUER          YES          FOR               FOR
Supervisory Board in respect of the duties performed
in the 2008 FY, as specified in the 2008 annual
accounts, the report of the Supervisory Board, the
Corporate governance chapter, the remuneration report
 and the statements made in the general meeting

PROPOSAL #8.A: Appoint of Jan Hommen as the Members                        ISSUER          YES          FOR               FOR
of the Executive Board as of the end of the general
meeting on 27 April 2009 until the end of the AGM in
2013, subject to extension or renewal

PROPOSAL #8.B: Appoint of Mr. Patrick Flynn as the                         ISSUER          YES          FOR               FOR
Members of the Executive Board as of the end of the
general meeting on 27 April 2009 until the end of the
 AGM in 2013, subject to extension or renewal

PROPOSAL #9.A: Re-appoint Mr.Godfried Van Der Lugt as                      ISSUER          YES          FOR               FOR
 the Member of the Supervisory Board

PROPOSAL #9.B: Appoint Mr.Tineke Bahlmann as the                           ISSUER          YES          FOR               FOR
Member of the Supervisory Board

PROPOSAL #9.C: Appoint Mr.Jeroen Van Der Veer as the                       ISSUER          YES          FOR               FOR
Member of the Supervisory Board

PROPOSAL #9.D: Appoint Mr. Lodewijk De Waal as the                         ISSUER          YES          FOR               FOR
Member of the Supervisory Board

PROPOSAL #10.: Authorize to issue ordinary, to grant                       ISSUER          YES          FOR               FOR
the right to take up such shares and to restrict or
exclude preferential rights of shareholders;
[Authority expires on 27 October 2010 [subject to
extension by the general meeting]]; for a total of
200,000,000 ordinary shares, plus for a total of
200,000,000 ordinary shares, only if these shares are
 issued in connection with the take-over of a
business or a Company

PROPOSAL #11.: Authorize the Executive Board to                            ISSUER          YES          FOR               FOR
acquire in the name of the Company fully paid-up
ordinary shares in the share capital of the Company
or depositary receipts for such shares, this
authorization is subject to such a maximum that the
Company shall not hold more than: 10% of the issued
share capital, plus 10% of the issued share capital
as a result of a major capital restructuring, the
authorization applies for each manner of acquisition
of ownership for which the law requires an
authorization like the present one, the purchase
price shall not be less than 1 eurocent and not
higher than the highest price at which the depositary
 receipts for the Company's ordinary shares are
traded on the Euronext Amsterdam by NYSE Euronext on
the date on which the purchase contract is concluded
or on the preceding day of stock market trading;
[Authority expires on 27 OCT 2010]

PROPOSAL #12.: Any other business and conclusion                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD
  TICKER:                N/A             CUSIP:     Y40841119
  MEETING DATE:          7/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to issue short-term financing                        ISSUER          YES        AGAINST           AGAINST
bills

PROPOSAL #2.: Approve the mutual guarantee with a                          ISSUER          YES        AGAINST           AGAINST
Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD
  TICKER:                N/A             CUSIP:     Y40841119
  MEETING DATE:          8/6/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the agreement on mutual                              ISSUER          YES        AGAINST           AGAINST
guarantee with a Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD
  TICKER:                N/A             CUSIP:     Y40841119
  MEETING DATE:          9/13/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the use of proceeds                        ISSUER          YES        AGAINST           AGAINST
raised from issuance of detachable convertible bonds

PROPOSAL #2.: Approve to extend the period for mutual                      ISSUER          YES        AGAINST           AGAINST
 guarantee with a Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD
  TICKER:                N/A             CUSIP:     Y40841119
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to adjust the structure of non-                      ISSUER          YES          FOR               FOR
public share offering

PROPOSAL #2.: Approve to provide Loan gurantee for a                       ISSUER          YES          FOR               FOR
subsidiary

PROPOSAL #3.: Approve to provide guarantee to a                            ISSUER          YES          FOR               FOR
Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD
  TICKER:                N/A             CUSIP:     Y40841119
  MEETING DATE:          12/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the continuing connected                             ISSUER          YES          FOR               FOR
transaction for 2008

PROPOSAL #2.: Appoint the Audit Firm for 2008 and                          ISSUER          YES          FOR               FOR
approve to confirm its audit fee

PROPOSAL #3.: Approve the loan guarantee for a                             ISSUER          YES          FOR               FOR
subsidiary

PROPOSAL #4.: Approve the loan guarantee for another                       ISSUER          YES          FOR               FOR
subsidiary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD
  TICKER:                N/A             CUSIP:     Y40841119
  MEETING DATE:          12/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the adjustment of project                            ISSUER          YES        ABSTAIN           AGAINST
classification and implementation order financed by
proceeds from non-public offering

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD
  TICKER:                N/A             CUSIP:     Y40841119
  MEETING DATE:          1/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to provide loan guarantee for a                      ISSUER          YES        ABSTAIN           AGAINST
 subsidiary

PROPOSAL #2.: Approve to provide business credit                           ISSUER          YES        ABSTAIN           AGAINST
guarantee for a subsidiary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD
  TICKER:                N/A             CUSIP:     Y40841119
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Receive the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Receive the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: cash dividend/10 shares [Tax included]: CNY
1.0000; bonus issue from profit [share/10 shares]:
none; bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #6.: Receive the 2009 first quarter report                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Amend the Company's rules over                               ISSUER          YES        AGAINST           AGAINST
procedures for the Board of Directors and work
details of the Board Chairman

PROPOSAL #8.: Approve the loan guarantee for                               ISSUER          YES          FOR               FOR
subsidiaries

PROPOSAL #9.: Approve the loan guarantee for its                           ISSUER          YES          FOR               FOR
another subsidiary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA ERDOS CASHMERE PRODUCTS CO LTD
  TICKER:                N/A             CUSIP:     Y40841119
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the investment in a Company                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the loan guarantee for its                           ISSUER          YES          FOR               FOR
subsidiary and its controlling subsidiary

PROPOSAL #3.: Approve the loan guarantee for a Company                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA YITAI COAL CO LTD
  TICKER:                N/A             CUSIP:     Y40848106
  MEETING DATE:          8/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Audit Firm for                         ISSUER          YES          FOR               FOR
2008
PROPOSAL #2.: Approve to provide loan guarantee for a                      ISSUER          YES        AGAINST           AGAINST
 Company

PROPOSAL #3.: Approve to increase the loan guarantee                       ISSUER          YES        AGAINST           AGAINST
quantum for a Company

PROPOSAL #4.: Approve to provide loan guarantee for a                      ISSUER          YES        AGAINST           AGAINST
 subsidiary

PROPOSAL #5.: Approve the 2008 continuing connected                        ISSUER          YES          FOR               FOR
transactions with the controlling shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA YITAI COAL CO LTD
  TICKER:                N/A             CUSIP:     Y40848106
  MEETING DATE:          10/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Loan guarantee for 3                             ISSUER          YES          FOR               FOR
subsidiaries

PROPOSAL #2.: Approve the Loan guarantee for 3                             ISSUER          YES          FOR               FOR
subsidiaries

PROPOSAL #3.: Approve the Loan guarantee for 3                             ISSUER          YES          FOR               FOR
subsidiaries

PROPOSAL #4.: Approve the supplementary agreement on                       ISSUER          YES          FOR               FOR
connected transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA YITAI COAL CO LTD
  TICKER:                N/A             CUSIP:     Y40848106
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect the Directors                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Re-elect the Supervisors                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA YITAI COAL CO LTD
  TICKER:                N/A             CUSIP:     Y40848106
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 annual report                               ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the 2008 profit distribution:                        ISSUER          YES          FOR               FOR
1) cash dividend/10 shares [tax included]: CNY
10.0000; 2) bonus issue from profit [share/10
shares]: none, 3) bonus issue from capital reserve
[share/10 shares]: none

PROPOSAL #5.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the confirmation of the                              ISSUER          YES          FOR               FOR
difference between actual amount and estimated amount
 of 2008 continuing connected transactions and
estimated continuing connected transactions for 2009

PROPOSAL #7.: Approve the setup of two plants                              ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the provision of loan guarantee                      ISSUER          YES          FOR               FOR
 for a Company

PROPOSAL #9.: Approve the provision of loan guarantee                      ISSUER          YES          FOR               FOR
 for another Company

PROPOSAL #10.: Approve the provision of loan                               ISSUER          YES          FOR               FOR
guarantee for a third Company

PROPOSAL #11.: Approve the provision of loan                               ISSUER          YES          FOR               FOR
guarantee for a fourth Company

PROPOSAL #12.: Approve to increase the mutual loan                         ISSUER          YES          FOR               FOR
guarantee line with the Company's controlling
shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNER MONGOLIA YITAI COAL CO LTD
  TICKER:                N/A             CUSIP:     Y40848106
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Directors                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the issue of medium-term notes                       ISSUER          YES          FOR               FOR

PROPOSAL #3.: Authorize the Board to handle matters                        ISSUER          YES          FOR               FOR
in relation to the issue of medium-term notes

PROPOSAL #4.: Approve the working capital loan                             ISSUER          YES          FOR               FOR
guarantee for a Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INNOLUX DISPLAY CORP
  TICKER:                N/A             CUSIP:     Y4083P109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the business of 2008                              ISSUER          NO           N/A               N/A

PROPOSAL #A.2: Statutory supervisors report of 2008                        ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Report of Company's indirect                                ISSUER          NO           N/A               N/A
investment in mainland China

PROPOSAL #A.4: Domestic debenture convertible                              ISSUER          NO           N/A               N/A
corporate bond issuance report

PROPOSAL #A.5: Amendment to rules governing the                            ISSUER          NO           N/A               N/A
conduct of board meetings

PROPOSAL #A.6: Other reporting matters                                     ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve to accept 2008 business report                      ISSUER          YES          FOR               FOR
 and financial statements

PROPOSAL #B.2: Approve the proposal for distribution                       ISSUER          YES          FOR               FOR
of 2008 profits, proposed cash dividend: TWD 0.2 per
share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, proposed stock dividend: 30
for 1,000 shares held

PROPOSAL #B.4: Approve to cancel the 2008 private                          ISSUER          YES          FOR               FOR
issuance of preference shares

PROPOSAL #B.5: Approve the proposal for private                            ISSUER          YES          FOR               FOR
issuance of preference shares

PROPOSAL #B.6: Amend the Articles of Incorporation                         ISSUER          YES          FOR               FOR

PROPOSAL #B.7: Amend the rules governing the conduct                       ISSUER          YES          FOR               FOR
of shareholders meetings

PROPOSAL #B.8: Amend the operating procedures for                          ISSUER          YES          FOR               FOR
acquisition or disposition of assets

PROPOSAL #B.9: Amend the operating procedures for                          ISSUER          YES          FOR               FOR
conducting derivative transactions

PROPOSAL #B.10: Amend the operating procedures of                          ISSUER          YES          FOR               FOR
fund lending

PROPOSAL #B.11: Amend the operating procedures of                          ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.12: Approve to discuss releasing                               ISSUER          YES          FOR               FOR
directors from non-competition restrictions

PROPOSAL #B.13: Other proposals and extraordinary                          ISSUER          YES        AGAINST           AGAINST
motions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INOTERA MEMORIES INC
  TICKER:                N/A             CUSIP:     Y4084K109
  MEETING DATE:          1/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect 5 seats of Directors and 2 seats                       ISSUER          YES        AGAINST           AGAINST
of Supervisors of the Company

PROPOSAL #2.: Approve to release the prohibition on                        ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #3.: Amend the Articles of Incorporation of                       ISSUER          YES        AGAINST           AGAINST
the Company

PROPOSAL #4.: Other issues and extraordinary motions                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INOTERA MEMORIES INC
  TICKER:                N/A             CUSIP:     Y4084K109
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of changing the                        ISSUER          NO           N/A               N/A
Legal Representative

PROPOSAL #A.4: To report the status of deficit which                       ISSUER          NO           N/A               N/A
exceeds half of paid-in capital

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement, and guarantee

PROPOSAL #B.5: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.6: Approve the capital injection by                            ISSUER          YES        AGAINST           AGAINST
issuing new shares or global depositary receipt

PROPOSAL #B.7: Approve the issuance of new shares via                      ISSUER          YES        AGAINST           AGAINST
 private placement

PROPOSAL #B.8: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INPEX CORPORATION
  TICKER:                N/A             CUSIP:     J2467E101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INSURANCE AUSTRALIA GROUP LTD
  TICKER:                N/A             CUSIP:     Q49361100
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Brian Schwartz as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #2.: Re-elect Mr. James Strong as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Company's Constitution

PROPOSAL #3.: Elect Mr. Richard Talbot as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Elect Mr. Philip Twyman as a Director                        ISSUER          YES                          AGAINST

PROPOSAL #5.: Adopt the Company's remuneration report                      ISSUER          YES          FOR               FOR
 for the FYE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INTER RAO UES JSC
  TICKER:                N/A             CUSIP:     833608102
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the early termination of powers                      ISSUER          YES          FOR               FOR
 of the current composition of INTER RAO UES Board of
 Directors

PROPOSAL #2.1: Elect Mr. Nikolay Alexandrovich                             ISSUER          YES          FOR               FOR
Anoshko as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.2: Elect Mr. Alexander Vassilievich                            ISSUER          YES          FOR               FOR
Apkaneev as the Board of Director of Inter Rao Ues

PROPOSAL #2.3: Elect Mr. Eugene Vyacheslavovich Dod                        ISSUER          YES          FOR               FOR
as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.4: Elect Mr. Konstantin Alexandrovich                          ISSUER          YES          FOR               FOR
Drachuk as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.5: Elect Ms. Tatiana Leonidovna Elfimova                       ISSUER          YES          FOR               FOR
as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.6: Elect Mr. Sergey Vladilenovich                              ISSUER          YES          FOR               FOR
Kirienko as the Board of Director of Inter Rao Ues

PROPOSAL #2.7: Elect Mr. Vyacheslav Mikhailovich                           ISSUER          YES          FOR               FOR
Kravchenko as the Board of Director of Inter Rao Ues
OJSC

PROPOSAL #2.8: Elect Mr. Grigory Markovich Kurtser as                      ISSUER          YES          FOR               FOR
 the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.9: Elect Mr. Alexander Markovich Lokshin                       ISSUER          YES          FOR               FOR
as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.10: Elect Mr. Andrey Yurievich Manaenko                        ISSUER          YES          FOR               FOR
as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.11: Elect Mr. Sergey Vladimirovich Maslov                      ISSUER          YES          FOR               FOR
 as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.12: Elect Mr. Sergey Alexandrovich Obozov                      ISSUER          YES                          AGAINST
 as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.13: Elect Mr. Yury Alexandrovich Petrov                        ISSUER          YES                          AGAINST
as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.14: Elect Mr. Maksim Evgenievich Peshkov                       ISSUER          YES                          AGAINST
as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.15: Elect Mr. Kirill Gennadievich                              ISSUER          YES                          AGAINST
Seleznev as the Board of Director of Inter Rao Ues

PROPOSAL #2.16: Elect Mr. Igor Ivanovich Sechin as                         ISSUER          YES                          AGAINST
the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.17: Elect Mr. Nikolay Nikolaevich Spassky                      ISSUER          YES                          AGAINST
 as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.18: Elect Mr. Vladimir Valentinovich                           ISSUER          YES                          AGAINST
Travin as the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.19: Elect Mr. Sergey Ivanovich Shmatko as                      ISSUER          YES                          AGAINST
 the Board of Director of Inter Rao Ues OJSC

PROPOSAL #2.20: Elect Mr. Petr Georgievich                                 ISSUER          YES                          AGAINST
Shchedrovitsky as the Board of Director of Inter Rao
Ues OJSC

PROPOSAL #3.: Approve the new version of the Articles                      ISSUER          YES          FOR               FOR
 of Association of Inter Rao Ues OJSC

PROPOSAL #4.: Approve the surety agreement[s]                              ISSUER          YES          FOR               FOR
concluded by Inter Rao Ues OJSC to secure performance
 of obligations of Inter Rao Ues Finance LLC arising
out of issue of bonds of Inter Rao Ues Finance LLC as
 an interest party deal [a group of interrelated

PROPOSAL #5.: Approve the loan agreement between                           ISSUER          YES          FOR               FOR
Inter Rao Ues OJSC and Inter Rao Ues Finance LLC,
which is an interest party deal

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INTERCONTINENTAL HOTELS GROUP  PLC NEW
  TICKER:                N/A             CUSIP:     G4804L122
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the receipt of financial                             ISSUER          YES          FOR               FOR
statements

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.a: Re-elect Ms. Jennifer Laing as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.B: Re-elect Mr. Jonathan Linen as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.C: Re-elect Mr. Richard Solomans as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-appoint Ernst Young LLP as the                            ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #6.: Grant authority to set the Auditors                          ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #7.: Authorize the Company and its                                ISSUER          YES          FOR               FOR
subsidiaries to make EU Political Donations to
Political Parties and/or Independent Election
Candidates, to Political Organizations other than
Political Parties and to incur EU Political
expenditure up to GBP 100,000

PROPOSAL #8.: Grant authority to issue equity or                           ISSUER          YES          FOR               FOR
equity-linked securities with pre-emptive rights up
to an aggregate nominal amount of GBP 12,962,219

PROPOSAL #S.9: Grant authority to issue equity or                          ISSUER          YES          FOR               FOR
equity-linked securities without pre-emptive rights
up to an aggregate nominal amount of GBP 1,944,332

PROPOSAL #S.10: Grant authority to make market                             ISSUER          YES          FOR               FOR
purchases of 28,557,390 ordinary shares

PROPOSAL #S.11: Approve the Articles of Association                        ISSUER          YES          FOR               FOR
and the Companies Act 2006

PROPOSAL #S.12: Approve the notice of general meetings                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INTERNATIONAL PWR PLC
  TICKER:                N/A             CUSIP:     G4890M109
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts for the FYE 31 DEC                      ISSUER          YES          FOR               FOR
 2008, the Directors' Report, the Directors'
remuneration report and the report of the Auditors on
 the Accounts and on the auditable part of the
Directors' remuneration report

PROPOSAL #2.: Appoint Mr. Ranald Spiers as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Re-appoint Mr. Anthony [Tony] Isaac as                       ISSUER          YES        AGAINST           AGAINST
a Director

PROPOSAL #4.: Re-appoint Mr. Mark Williamson as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #5.: Re-appoint Mr. Steve Riley as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Re-appoint Mr. John Roberts as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #7.: Declare a final dividend of 8.59p per                        ISSUER          YES          FOR               FOR
Ordinary Share in respect of the FYE

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company, to hold office from the
conclusion of the AGM to the conclusion of the next
general meeting at which accounts are laid before the
 Company and authorize the Directors to set their
remuneration

PROPOSAL #9.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share Capital of the Company from GBP
1,133,000,001.21 to GBP 1,500,000,001.21 by the
creation of 734,000,000 Ordinary Shares of 50 pence

PROPOSAL #10.: Approve the Directors' remuneration                         ISSUER          YES          FOR               FOR
report for the FYE 31 DEC 2008

PROPOSAL #11.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
and in accordance with Section 80 of the Companies
Act 1985 [the Act], to allot relevant securities [as
specified in Section 80(2) of the Act] up to an
aggregate nominal amount of GBP 252,925,273; relevant
 securities comprising equity securities [as
specified in the Act] up to an aggregate nominal
amount of GBP 505,850,547 [such amount to be reduced
by the aggregate nominal amount of relevant
securities allotted under this resolution in
connection with an offer by way of a rights issue: i)
 to ordinary shareholders in proportion [as nearly as
 may be practicable] to their existing holdings; and
ii) to holders of other equity securities as required
 by the rights of those securities or, subject t to
such rights as the Directors otherwise consider
necessary and so that the directors may impose any
limits or restrictions and make any arrangements
which they consider necessary or appropriate to deal
with treasury shares, fractional entitlements, record
 dates, legal regulatory or practical problems in, or
 under the Laws of, any territory or any other
matter; [Authority expires the earlier of the
conclusion of the AGM of the Company to be held in
2010 or 30 JUN 2010]; and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or agreement

PROPOSAL #S.12: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution Number 11 and pursuant to
Section 95(1) of the Act , to allot equity securities
 [as specified in Section 94(2) of the Act] wholly
for cash pursuant to the authority conferred by
Resolution Number 11, disapplying the statutory pre-
emption rights [Section 89(1) of the Act], provided
that this power is limited to the allotment of equity
 securities: a) in connection with a rights issue in
favor of ordinary shareholders; b) up to an aggregate
 nominal amount of GBP 37,976,767; [Authority expires
 the earlier of the conclusion of the next AGM of the
 Company to be held in 2010 or 30 JUN 2010]; and the
Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.13: Authorize the Company, to make one or                      ISSUER          YES          FOR               FOR
 more market purchases [Section 163(3) of the Act] of
 up to 151,907,071 million ordinary shares of 10% of
the issued share capital of the Company as at 10 MAR
2009, at a minimum price of 50p and up to 105% of the
 average middle market quotations for such shares
derived from the London Stock Exchange Daily Official
 List, over the previous 5 business days; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company to be held in 2010 or 30 JUN 2010];
and the Company, before the expiry, may make a
contract to purchase ordinary shares which will or
may be executed wholly or partly after such expiry

PROPOSAL #S.14: Approve that a general meetings other                      ISSUER          YES          FOR               FOR
 than an AGM may be called on not less than 14 days'
notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INTESA SANPAOLO SPA, TORINO
  TICKER:                N/A             CUSIP:     T55067101
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the destination of the                              ISSUER          NO           N/A               N/A
operating profit relative to the balance sheet as of
31 DEC 2008 and of distribution of the dividends

PROPOSAL #O.2: Approve the integration of the                              ISSUER          NO           N/A               N/A
Auditing Company Reconta Ernst and Youngs

PROPOSAL #E.1: Amend the Articles 7, 13, 14, 15, 17,                       ISSUER          NO           N/A               N/A
18, 20, 22, 23, 24, 25, and 37 also in compliance to
the surveillance dispositions regarding the
organization and management of the banks, issued by
Banca D Italia on 04 MAR 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INVENSYS PLC
  TICKER:                N/A             CUSIP:     G49133161
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                              ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. Bay Green as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Reappoint Ernst Young LLP as the                             ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #5.: Authorize the Board to fix remuneration                      ISSUER          YES          FOR               FOR
 of the Auditors

PROPOSAL #6.: Grant authority to issue of Equity or                        ISSUER          YES          FOR               FOR
Equity-Linked Securities with pre-emptive rights up
to aggregate nominal amount of GBP 26,307,729

PROPOSAL #S.7: Approve, subject to the passing                             ISSUER          YES          FOR               FOR
ofissue of Equity or Equity-Linked Securities without
 pre-emptive rights up to aggregate nominal amount of
 GBP 3,986,019

PROPOSAL #S.8: Adopt the New Articles of Association                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INVENSYS PLC
  TICKER:                N/A             CUSIP:     G49133161
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve that, subject to the                                ISSUER          YES          FOR               FOR
confirmation of the High Court of Justice in England
and Wales; a) GBP 927,418,729.21 of the amount
standing to the credit of the merger reserve shall be
 capitalized and applied in paying up in full at par
such number of new B Shares equal to the number of
Ordinary Shares in existence on the date of issue of
such B Shares [the B Shares] and to increase the
authorized share capital by the creation of such
number of new B Shares [of a nominal value equal to
the sum that is obtained by dividing the number of B
Shares to be issued as set out above into GBP
927,418,729.21] as shall be required to effect such
capitalization, and authorize the Directors, for the
purposes of Section 80 of the Companies Act 1985 to
allot and issue all the B Shares thereby created to
such member of the Company including one of their
number as they shall in their absolute discretion
determine upon terms that they are paid up in full by
 such capitalization, and such authority shall for
the purposes of Section 80 of the Companies Act 1985
expire on 31 DEC 2009; b) the B Shares created and
issued pursuant to (a) above shall have the following
 rights and restrictions: i) the holders of B Shares
shall have no right to receive any dividend or other
distribution whether of capital or income; ii) the
holders of B Shares shall have no right to receive
notice of or to attend or vote at any general meeting
 of the Company; iii) the holders of B Shares shall
on a return of capital in a liquidation, but not
otherwise, be entitled to receive the nominal amount
of each such share but only after the holder of each
Ordinary Share shall have received the amount paid up
 or credited as paid up on such a share and the
holders of B Shares shall not be entitled to any
further participation in the assets or profits of the
 Company; iv) a reduction by the Company of the
capital paid up or credited as paid up on the B
Shares and the cancellation of such shares will be
treated as being in accordance with the rights
attaching to the B Shares and will not involve a
variation of such rights for any purpose; the Company
 will be authorized at any time without obtaining the
 consent of the holders of B Shares to reduce its
capital [in accordance with the Companies Act 2006];
v) the Company shall have irrevocable authority at
any time after the creation or issue of the B Shares
to appoint any person to execute on behalf of the
holders of such shares a transfer thereof and/or an
agreement to transfer the same without making any
payment to the holders thereof to such person or
persons as the Company may determine and, in
accordance with the provisions of the Companies Act
1985 and the Companies Act 2006 [to the extent in
force] [the Acts], to purchase or cancel such shares
without making any payment to or obtaining the
sanction of the holders thereof and pending such a
transfer and/or purchase and/or cancellation to
retain the certificates, if any, in respect thereof,
provided also that the Company may in accordance with

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INVENTEC APPLIANCES CORP
  TICKER:                N/A             CUSIP:     Y4159G108
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: To report the business of 2008                              ISSUER          NO           N/A               N/A

PROPOSAL #1.2: Statutory Supervisors report of 2008                        ISSUER          NO           N/A               N/A

PROPOSAL #1.3: Report on the status of endorsements                        ISSUER          NO           N/A               N/A
and guarantees

PROPOSAL #1.4: Report on the status of re-investment                       ISSUER          NO           N/A               N/A

PROPOSAL #1.5: Report on the status of proposal which                      ISSUER          NO           N/A               N/A
 not included in agenda from shareholders

PROPOSAL #2.1: Approve to accept 2008 business report                      ISSUER          YES          FOR               FOR
 and financial statements

PROPOSAL #2.2: Approve the distribution of 2008                            ISSUER          YES          FOR               FOR
profits; cash dividend: TWD 3.0 per share Stock
dividend: 50/1000 shares

PROPOSAL #2.3: Approve the capitalization on part of                       ISSUER          YES          FOR               FOR
2008 dividends

PROPOSAL #2.4: Amend the Articles of Incorporation of                      ISSUER          YES          FOR               FOR
 Company

PROPOSAL #2.5: Approve the amendment to the                                ISSUER          YES          FOR               FOR
procedures of lending the Company excess capital to
the third party and endorsements and guarantees

PROPOSAL #2.6: Approve to release of the Non                               ISSUER          YES          FOR               FOR
competition restriction on Directors

PROPOSAL #3.: Other proposals and extraordinary                            ISSUER          YES        AGAINST           AGAINST
motions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INVENTEC CORPORATION
  TICKER:                N/A             CUSIP:     Y4176F109
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of endorsement                         ISSUER          NO           N/A               N/A
and guarantee

PROPOSAL #A.4: To report the status of assets                              ISSUER          NO           N/A               N/A
impairment

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1 per share, proposed
stock dividend: 100 shares for 1000 shares held

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
assets acquisition or disposal

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.8: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.9: Other issues                                                ISSUER          YES        AGAINST           AGAINST

PROPOSAL #B.10: Extraordinary motions                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INVESTEC LTD
  TICKER:                N/A             CUSIP:     S39081138
  MEETING DATE:          8/7/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Samuel Ellis Abrahams as a                      ISSUER          YES        AGAINST           AGAINST
 Director of Investec Plc and Investec Limited in
accordance with the provisions of the Articles of
Association of Investec Plc and Investec Limited

PROPOSAL #2.: Re-elect Mr. Cheryl Ann Carolus as a                         ISSUER          YES          FOR               FOR
Director of Investec Plc and Investec Limited in
accordance with the provisions of the Articles of
Association of Investec Plc and Investec Limited

PROPOSAL #3.: Re-elect Mr. Haruko Fukuda OBE as a                          ISSUER          YES          FOR               FOR
Director of Investec Plc and Investec Limited in
accordance with the provisions of the Articles of
Association of Investec Plc and Investec Limited

PROPOSAL #4.: Re-elect Mr. Hugh Sidney Herman as a                         ISSUER          YES          FOR               FOR
Director of Investec Plc and Investec Limited in
accordance with the provisions of the Articles of
Association of Investec Plc and Investec Limited

PROPOSAL #5.: Re-elect Mr. Geoffrey Machael Thomas                         ISSUER          YES          FOR               FOR
Howe as a Director of Investec Plc and Investec
Limited in accordance with the provisions of the
Articles of Association of Investec Plc and Investec
Limited

PROPOSAL #6.: Re-elect Mr. Bernard Kantor as a                             ISSUER          YES          FOR               FOR
Director of Investec Plc and Investec Limited in
accordance with the provisions of the Articles of
Association of Investec Plc and Investec Limited

PROPOSAL #7.: Re-elect Mr. Ian Robert Kantor as a                          ISSUER          YES          FOR               FOR
Director of Investec Plc and Investec Limited in
accordance with the provisions of the Articles of
Association of Investec Plc and Investec Limited

PROPOSAL #8.: Re-elect Sir Chips Keswick as a                              ISSUER          YES          FOR               FOR
Director of Investec Plc and Investec Limited in
accordance with the provisions of the Articles of
Association of Investec Plc and Investec Limited

PROPOSAL #9.: Re-elect Mr. Mangalani Peter Malungani                       ISSUER          YES          FOR               FOR
as a Director of Investec Plc and Investec Limited in
 accordance with the provisions of the Articles of
Association of Investec Plc and Investec Limited

PROPOSAL #10: Re-elect Mr. Peter Richard Suter Thomas                      ISSUER          YES        AGAINST           AGAINST
 as a Director of Investec Plc and Investec Limited
in accordance with the provisions of the Articles of
Association of Investec Plc and Investec Limited

PROPOSAL #11.: Receive and adopt the audited                               ISSUER          YES          FOR               FOR
financial statements of Investec Limited for the YE
31 MAR 2008, together with the reports of the
Directors of Investec Limited and of the Auditors of

PROPOSAL #12.: Ratify and approve the remuneration of                      ISSUER          YES          FOR               FOR
 the Directors of Investec Limited for the YE 31 MAR
2008

PROPOSAL #13.: Approve to sanction the interim                             ISSUER          YES          FOR               FOR
dividend paid by Investec Limited on the ordinary
shares in Investec Limited for the 6 months period
ended 30 SEP 2007

PROPOSAL #14.: Approve to sanction the interim                             ISSUER          YES          FOR               FOR
dividend paid by Investec Limited on the dividend
access [South African resident] [SA DAS] redeemable
preference share for the 6 months period ended 30 SEP
 2007

PROPOSAL #15.: Declare, subject to the passing of                          ISSUER          YES          FOR               FOR
Resolution 35, a final dividend on the ordinary
shares and the dividend access [South African
resident] [SA DAS] redeemable preference share in
Investec Limited for the YE 31 MAR 2008 of an amount
equal to that recommended by the Directors of

PROPOSAL #16.: Re-appoint Ernst & Young Inc. of Ernst                      ISSUER          YES          FOR               FOR
 & Young House, Wanderers Office Park. 52 Corlett
Drive lllove, 2196 [private bag X14 Northlands, 2116]
 as the Auditors of Investec Limited to hold office
until the conclusion of the AGM of Investec Limited
to be held in 2009 and authorize the director of
Investec Limited to fix their remuneration

PROPOSAL #17.: Re-appoint KPMG Inc. of 85 Empire                           ISSUER          YES          FOR               FOR
Road, Parktown, 2193 [Private Bag 9, Parkview, 2122]
as the Auditors of Investec Limited to hold office
until the conclusion of the AGM of Investec Limited
to be held in 2009 and authorize the Directors of
Investec Limited to fix their remuneration

PROPOSAL #18.: Authorize the Directors, in terms of                        ISSUER          YES          FOR               FOR
Article 12 of the Articles of Association of Investec
 Limited, unless and until such date that special
resolution no 2 becomes effective 4,207,950 ordinary
shares of ZAR 0.0002 each, being 10% of the unissued
ordinary shares in the authorized share capital of
Investec Limited; or from the date on which special
resolution no.2 becomes effective, 6,457,950 ordinary
 shares of ZAR 0.0002 each being 10% of the unissued
ordinary shares in the authorized share capital of
Investec Limited; approve to place under the control
of the Directors of Investec Limited as a general
authority in terms of Section 221 of the South
African Companies Act. No. 61 of 1973, as amended,
[the SA Act] who are authorized to allot and issue
the same at their discretion until the next AGM of
Investec Limited to be held in 2009, subject to the
provisions of the SA Act, the South African Banks
Act. No. 94 of 1990, as amended, and the Listings
Requirements of the JSE Limited

PROPOSAL #19.: Authorize the Directors, in terms of                        ISSUER          YES          FOR               FOR
Article 12 of the Articles of Association of Investec
 Limited, to place a total of 4,000,000 Class A
variable rate compulsorily convertible non-cumulative
 preference shares [Class A Preference Shares] of ZAR
 0.0002 each, being 10% of the unissued Class A
Preference Shares in the authorized share capital of
Investec Limited under the control of the Directors
of Investec Limited as a general authority in terms
of Section 221 of the South African Companies Act.
No. 61 of 1973, as amended, [the SA Act] who are
authorized to allot and issue the same at their
discretion until the next AGM of Investec Limited to
be held in 2009, subject to the provisions of the SA
Act, the South African Banks Act. No. 94 of 1990, as
amended, and the Listings Requirements of the JSE

PROPOSAL #20.: Approve that, with reference to the                         ISSUER          YES          FOR               FOR
authority granted to the Directors in terms of
Article 12 of the Articles of Association of Investec
 limited, all the unissued shares in the authorized
share capital of Investec Limited, excluding the
ordinary shares and the class A variable rate
compulsorily convertible non-cumulative preference
shares, be and are hereby placed under the control of
 the Directors of Investec Limited as a general
authority in terms of Section 221 of the South
African Companies Act. No. 61 of 1973, as amended,
[the SA Act] who are authorized to allot and issue
the same at their discretion until the next AGM of
Investec Limited to be held in 2009, subject to the
provisions of the SA Act, the South African Banks
Act. No. 94 of 1990, as amended and the Listings

PROPOSAL #21.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the passing of Resolution No. 18,
 the Listings Requirements of the JSE Limited [JSE
Listings Requirements], and the South African Banks
Act. No. 94 of 1990, as amended, and the South
African Companies Act, No. 61 of 1973, as amended, to
 allot and issue unless and until such date that S.2
becomes effective 4,207,950 ordinary shares of ZAR
0.0002 each, or from the date on which S.2 becomes
effective 6,457,950 ordinary shares of ZAR 0.0002
each for cash as and when suitable situations arise;
subject to the following specifiec limitations as
required by the JSE Listings Requirements; [Authority
 shall not extend beyond the later of the date of the
 next AGM of Investec Limited to be held in 2009 or
the date of the expiry of 15 months from the date of
the AGM of Investec Limited convened for 07 AUG
2008]; a paid press announcement giving full details
including the impact on net asset value and earnings
per ordinary share, will be published at the time of
an issue representing, on a cumulative basis within 1
 financial year, 5% or more of the number of ordinary
 shares in issue prior to such issue; the issue in
the aggregate in any 1 FY will not exceed 15% of the
number of ordinary shares in issue, including
instruments which are compulsorily convertible; in
determining the price at which an allotment and issue
 of ordinary shares may be made in terms of this
authority. the maximum discount permitted will be 10%
 of the weighted average traded price of the ordinary
 shares in question as determined over the 30 days
prior to the date that the price of the issue is
determined or agreed by the Directors of Investec
Limited; and the equity securities/shares must be
issued to public shareholders and not to related
parties, the Directors are seeking an authority to
allot up to 10% of the number of unissued ordinary
shares for cash which represents 2.7% of the number
of issued ordinary shares which is significantly
lower than the 15% permitted in terms of the JSE
Listings requiremnets; the Resolution 21 and S.9 are
both passed and subject to the Limits specified in
those respective resolutions, the Directors will have
 authority to allot up to an agrregate of 5% of the
total combined issued ordinary share capital of
investec plc and investec Limited for cash other than
 by way of rights issue, this complies with the
limits specified in the relevant Association of
British Insureres guidelines and the directors
confirm that as when they excercise such authorities
they intend to comply with those guidelines; in terms
 of the JSE Listings Requirements, in order for
Resolution 21 to be given effect to a75%, as specified

PROPOSAL #22.: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of Resolution No. 19, the Listings
Requirements of the JSE Limited [JSE Listings
Requirements], the South African Banks Act No. 94 of
1990, as amended, and the South African Companies
Act. No. 61 of 1973, as amended, to allot and issue
4,000,000 Class A variable rate compulsorily
convertible non-cumulative preference shares [Class A
 Preference Shares] of ZAR 0.0002 each being 10% of
the unissued Class A Preference Shares in the
authorized share capital of Investec Limited for cash
 as and when suitable situations arise; [Authority
shall not extend beyond the later of the date of the
next AGM of Investec Limited to be held in 2009 or
the date of the expiry of 15 months from the date of
the AGM of Investec Limited convened for 07 AUG
2008]; a paid press announcement giving full details
including the impact on net asset value and earnings
per Class A Preference Share, will be published at
the time of an issue representing, on a cumulative
basis within 1 FY, 5% or more of the number of Class
A Preference Shares in issue prior to such issue; the
 issue in the aggregate in any 1 FY will not exceed
15% of the number of Class A Preference Shares in
issue, including instruments which are compulsorily
convertible: in determining the price at which an
allotment and issue of Class A Preference Shares may
be made in terms of this authority, the maximum
discount permitted will be 10% of the weighted
average traded price of the Class A Preference Shares
 in question as determined over the 30 days prior to
the date that the price of the issue is determined or
 agreed by the directors of Investec Limited; and the
 equity securities/shares must be issued to public
shareholders and not to related parties; if
Resolution 22 is passed the Directors will have
authority to allot Class A preference shares for cash
 other than by way of rights issue in respect of
Investec Limited up to the Limits specified in
Resolution 22 i.e, 4,000,000 Class A preference
shares being equivalent to 10% of the unissued Class
A preference shares; in terms of the JSE Listings
Requirements, in order for Resolution 22 to be given

PROPOSAL #S.23: Approve, in terms of Article 9 of the                      ISSUER          YES          FOR               FOR
 Articles of Association of Investec Limited and with
 effect from 07 AUG 2008 as specified, the
acquisition by Investec Limited or any of its
subsidiaries from time to time, of the issued
ordinary shares and non-redeemable, non-cumulative,
non-participating preference shares [the Perpetual
Preference Shares] of Investec Limited, upon such
terms and conditions and in such amounts as the
directors of Investec Limited or any of its
subsidiaries may from time to time decide, but
subject to the provisions of the South African Banks
Act, No. 94 of 1990, as amended, the SA Act and the
Listings Requirements of the ]SE Limited [the JSE and
 the JSE Listings Requirements], being that i) any
such acquisition of ordinary shares or Perpetual
Preference Shares shall be effected through the order
 book operated by the JSE trading system and done
without any prior understanding or arrangement; ii)
this general authority shall be valid until Investec
Limited's next AGM, provided that it shall not extend
 beyond 15 months from the date of passing of this
S.1: iii) an announcement will be published as soon
as Investec Limited or any of its subsidiaries has
acquired ordinary shares or Perpetual Preference
Shares constituting, on a cumulative basis, 3% of the
 number of ordinary shares or Perpetual Preference
Shares in issue prior to the acquisition pursuant to
which the aforesaid 3% threshold is reached, and for
each 3% in aggregate acquired thereafter, containing
full details of such acquisitions; iv) acquisitions
of shares in aggregate in any 1 FY may not exceed 20%
 of Investec Limited's issued ordinary share capital
or Investec Limited's issued Perpetual Preference
share capital as at the date of passing of this S.I:
v) in determining the price at which ordinary shares
or Perpetual Preference Shares issued by Investec
Limited are acquired by it or any of its subsidiaries
 in terms of this general authority, the maximum
premium at which such ordinary shares or Perpetual
Preference Shares may be acquired will be 10% of the
weighted average of the market value at which such
ordinary shares or Perpetual Preference Shares are
traded on the JSE as determined over the 5 business
days immediately preceding the date of repurchase of
such ordinary shares or Perpetual Preference Shares
by Investec Limited or any of its subsidiaries; vi)
Investec limited has been given authority by its
Articles of Association; vii) at any point in time,
Investec Limited or any of its subsidiaries may only
appoint 1 agent to effect any repurchase on Investec
Limited's behalf; viii) Investec Limited remaining in
 compliance with the minimum shareholder spread
requirements of the JSE Listings Requirements: and
ix) Investec Limited and any of its subsidiaries not
repurchasing any shares during a prohibited period as

PROPOSAL #S.24: Approve, subject to the passing of                         ISSUER          YES          FOR               FOR
S.11 as contained in the Investec plc notice of AGM
convened for 07 AUG 2008 and such resolution
otherwise becoming effective, in terms of Section
75(1)(e) of the Companies Act, Act No.61 of 1973, as
 amended (the SA Act), Article 7 of the Articles of
Association of Investec Limited and, with effect from
 07 AUG 2008, to increase the number of ordinary
shares in the authorized shares in the authorized
capital of Investc Limited to 300,000,000 by the
creation 22,500,000 new ordinary shares of ZAR 0.0002
 each in the authorized share capital of Invested

PROPOSAL #S.25: Amend, subject to the passing and                          ISSUER          YES          FOR               FOR
registration of the S.2 and the passing of S.11 as
contained in the Investec plc notice of AGM convened
for 7 AUG 2008, in terms or Section 56(4) of the
Companies Act, Act No.61 of 1973, as amended, (the SA
 Act), Article 149 of the Articles of Association of
Investec limited and with effect from 07 August 2008,
 the, Memorandum of Association of Investec Limited
by the deletion of the entire paragraph 8(a), and the
 substitution thereof with the New Paragraph 8(a) Par
 value: the share capital of Investec limited is ZAR
1,210,002.00 divided into; 300,000,000 ordinary
shares of ZAR 0.0002 each; 40,000,000 Class A -
variable rate compulsorily convertible non-cumulative
 preference shares of ZAR 0.0002 each; 50,000
variable rate cumulative, redeemable preference
shares of ZAR 0.60 each; 100,000,000 non-redeemable,
non-cumulative, non-participating preference shares
of ZAR 0.01 each; 1dividend access [South African
Resident] redeemable preference share of ZAR 1.00; 1
dividend access [non-South African Resident]
redeemable preference share of ZAR 1.00; 560,000,000
special convertible redeemable preference shares of

PROPOSAL #S.26: Amend, subject to the passing of S.12                      ISSUER          YES          FOR               FOR
 as contained in the Investec plc notice of AGM
convened for 07 AUG 2008 and such resolution becoming
 effective and with effect from 07 AUG 2008, the
Articles of Association of Investec Limited by the
insertion of the New Article 72A, as specified

PROPOSAL #S.27: Amend, subject to the passing of S.12                      ISSUER          YES          FOR               FOR
 as contained in the Investec plc notice of AGM
convened for 07 AUG 2008 and such resolution becoming
 effective and with effect from 07 AUG 2008, the
Articles of Association of Investec Limited by the
deletion of the current Article 57.2(a) and the
substitution thereof with the New Article 57.2(a), as
 specified

PROPOSAL #S.28: Amend, subject to the passing of S.12                      ISSUER          YES          FOR               FOR
 as contained in the Investec plc notice of AGM
convened for 07 AUG 2008 and such Resolution becoming
 effective and with effect from 07 AUG 2008, the
Articles of Association of Investec Limited by the
deletion of the current Article 75 and the
substitution thereof with the New Article 75, as
specified

PROPOSAL #S.29: Amend, subject to the passing of S.12                      ISSUER          YES          FOR               FOR
 as contained in the Investec plc notice of AGM
convened for 07 AUG 2008 and such resolution becoming
 effective and with effect from 07 AUG 2008, the
Articles of Association of Investec Limited by the
deletion of the current Article 72 and the
substitution thereof with the New Article 72, as
specified

PROPOSAL #S.30: Adopt, with effect from 07 AUG 2008,                       ISSUER          YES          FOR               FOR
produced to the meeting, as specified as the new
Articles of Association of Investec Limited, in
substitution for and to the exclusion of the existing
 Articles of Association and to the extent that S.4,
S.5, S.6 and S.7 are passed and registered, these
amendments will also be included in the New Articles
of Association, as specified

PROPOSAL #31.: Authorize any Director or the Company                       ISSUER          YES          FOR               FOR
Secretary of Investec Limited to do all things and
sign all documents which may be necessary to carry
into effect the aforesaid resolutions to the extent
the same have been passed and where applicable,
registered

PROPOSAL #32.: Receive and adopt the audited                               ISSUER          YES          FOR               FOR
financial statements of Investec Plc for the FY 31
MAR 2008, together with the reports of the Directors
of Investec Plc and the Auditors of Investec plc

PROPOSAL #33.: Approve the remuneration report of                          ISSUER          YES          FOR               FOR
Investec plc for the YE 31 MAR 2008

PROPOSAL #34.: Approve to sanction the interim                             ISSUER          YES          FOR               FOR
dividend paid by Investec plc on the ordinary shares
in Investec plc for the 6 month period ended 30 SEP
2007

PROPOSAL #35.: Approve, subject to the passing of                          ISSUER          YES          FOR               FOR
Resolution 15, to declare a final dividend on the
ordinary shares in Investec plc for the FY 31 MAR
2008 of an amount equal to that recommended by the
Directors of Investec plc

PROPOSAL #36.: Re-appoint Ernst & Young LLP of I More                      ISSUER          YES          FOR               FOR
 London Place, London, SEI 2AF, as the Auditors of
Investec Plc to hold office until the conclusion of
the AGM of Investec Plc to be held in 2009 and
authorize the Directors of Investec plc to fix their
remuneration

PROPOSAL #37.: Authorize the Directors of Investec                         ISSUER          YES          FOR               FOR
Plc by Paragraph 12.2 of Article 12 of Investec plc's
 Articles of Association be renewed for the period
ending on the date of the AGM of Investec Plc to be
held in 2009 or, if earlier, 15 months from the date
on which this Resolution is passed, and for such
period the Section 80 amount shall be unless or until
 such date S.2 becomes effective ZAR 866,660 from the
 date on which S.2 becomes effective ZAR 871,160; the
 Articles of Association of Investec plc permit the
Directors of Investec plc to allot shares and other
securities in accordance with Section 80 of the
Companies Act 1985, up to an amount authorized by the
 shareholders in general meeting, at Investec plc's
AGM held on 08 AUG 2007 expires on the date of the
forthcoming AGM of Investec Plc convened for 07 AUG
2008 and the Directors of Investec plc recommend that
 this authority be renewed, as specified 1/3 of value
 issued in line with atht normally adopted by UK
Companies, bsed on 100% of the unissued shares, this
amount is higher than the 1/3 of issued ordinary
share capital limit normally adopted by UK Companies
at their AGM to allow the Directors of Investec plc
to issue special converting shares in Investec plc as
 and when required in accordance with the agreements
which constitute Investec's Dual Listed Company,
structure and to issue all of the unissued Investec
plc perpetual preference shares which would not
dilute share holdings of ordinary shares while the
autority to allot shares to the value of ZAR 871,160
is given in respect of all of the relevant securities
 of Investec plc; the Directors of Investec plc would
 ensure that rthe shares of each class listed in the
table allotted by them would not be in excess of the
amount listed in the column entitled relative part of
 Section 80 amount for each such class of shares, as
of 17 JUN 2008 Investec plc holds 3,006,465 treasury
shares which represent less than 1% of the total
ordinary share capiatl of Investec plc in issue

PROPOSAL #38.: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of Resolution 37, of Investec plc by
Paragraph 12.4 of Article 12 of Investec Plc's
Articles of Association be renewed for the period
referred to in Resolution 37 and for such period the
Section 89 of the Companies Act,1985 amount shall be
ZAR 6,596; the Directors also confirm that pursuant
to the Dual Listed Company structure the excrecise of
 any such authority would be subject to the specific
limitations as required by the Listings Requirements
of the JSE Limited [JSE Listings Requirements];
[Authority shall not extend beyond the later of the
date of the next AGM of Investec plc or the date of
the expiry of 15 months from the date of the AGM of
Investec plc convened for 07 AUG 2008; a paid press
announcement giving full datails including the impact
 on net asset value and earnings per ordinary share
will be published at the time of an issue
representing on a cumulative basis within 1 FY 5% or
more of the number of ordinary shares in issue prior
to such issue, the issue in the aggregate in any 1 FY
 will not exceed 15% of the number of ordinary shares
 in issue, including instruments which are
compulsorily convertible; in determining the price at
 which an allotment and issue of ordinary sahres may
be made in terms of this authority the maximum
discount permitted will be 10% of the weighted
average traded price of the ordinary shares in
question as determined over the 30 days prior to the
date that the price of the issue is determined or
agreed by the Directors of Investec plc and the
equity securities/shares must be issued to public
shareholders and not to related parties; in terms of
the JSE Listings Requirements in order for S.9 to be

PROPOSAL #39.: Authorize the Directors Investec Plc,                       ISSUER          YES          FOR               FOR
for the purpose of Section 166 of the UK Companies
Act 1985 [the UK Act] to make market purchases
[Section 163 of the UK Act] of ordinary shares in the
 capital of Investec Plc provided that: i) up to
aggregate number of ordinary shares which may be
purchased is 42,417,437 ordinary shares of ZAR 0.0002
 each: ii) the minimum price which may be paid for
each ordinary share is its nominal value of such
share at the time of purchase; iii) the maximum price
 which may be paid for any ordinary share is an
amount equal to 105% of the average of the middle
market quotations of the ordinary shares of Investec
Plc as derived from the London Stock Exchange Daily
Official List for the 5 business days immediately
preceding the day on which such share is contracted
to be purchased; [Authority expires the earlier of
the conclusion of the AGM of Investec plc to be held
in 2009 or 15 months from the date on which this
resolution is passed] [except in relation to the
purchase of ordinary shares the contract for which
was concluded before the expiry of such authority and
 which might be executed wholly or partly after such
expiry] and the Directors of Investec plc consider it
 may in ceratin circumstances be in the best
interests of shareholders generally for Investec plc
to purchase its owm ordinary shares, accordingly the
purpose and effect of S.10 is to grant a general
authority subject to the specified limits to investec

PROPOSAL #40.: Authorize the Company, in accordance                        ISSUER          YES          FOR               FOR
with Section 366 of the Companies Act, 2006 [the 2006
 Act] the Company and any Company which, at any time
during the period for which this resolution has
effect, is a subsidiary i) make donations to
political organizations not exceeding ZAR 25,000 in
total and ii) incur political expenditure not
exceeding ZAR 75,000 in total; in each case during
the period commencing on the date of his resolution
and ending on the date of the AGM of the Company to
be held in 2009, provided that the maximum amounts
referred to in i) and ii) may consist of sums in any
currency converted into pounds sterling at such rate
as the Company may in its absolute discretion
determine, for the purposes of this resolution, the
terms political donations, political organizations
and political expenditure shall have the meanings
given to them in Sections 363 to 365 of the 2006 Act

PROPOSAL #41.: Approve subject to the passing and                          ISSUER          YES          FOR               FOR
registration of S.2 as contained in the Investec
Limited notice of AGM convened for 07 AUG 2008, the
number of authorized special converting shares of ZAR
 0.0002 each to increase the authorized share capital
 of Investec plc to 300,000,000 by the creation of
22,500,000 new special converting shares of ZAR
0.0002 each, as specified

PROPOSAL #42.: Adopt, with effect From 07 AUG 2008,                        ISSUER          YES          FOR               FOR
the Articles of Association of Investec plc which
were produced to the meeting, as specified as New
Article A as the New Articles of Association of
Investec plc [New Articles with effect from the end
of this meeting [or if earlier, from 22:00 [UK time]
on the date on which this resolution is passed] in
substitution for and to the exclusion of all existing
 Articles of Association and, to the effect that S.2
and Resolution 41 are passed arid registered, if
required, these amendments will also be included into
 the New Articles, this resolution is to adopt New
Articles that reflect the provision of the UK
Companies Act, 2006 [the 2006Act] enacted to the date
 of this notice of AGM or which are expected to be
enacted by 01 OCT 2008

PROPOSAL #43.: Authorize any Director or the Company                       ISSUER          YES          FOR               FOR
Secretary of Investec Plc, to do all things and sign
all documents which may be necessary to carry into
effect the aforesaid resolutions to the extent the
same have been passed and where applicable registered

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                INVESTOR AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W48102128
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Election of Mr. Jacob Wallenberg as the                      ISSUER          NO           N/A               N/A
 Chairman of the Meeting

PROPOSAL #2.: Drawing up and approval of the voting                        ISSUER          NO           N/A               N/A
list

PROPOSAL #3.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #4.: Election of 2 persons to attest to the                       ISSUER          NO           N/A               N/A
accuracy of the minutes

PROPOSAL #5.: Decision on whether proper notice of                         ISSUER          NO           N/A               N/A
the meeting has been made

PROPOSAL #6.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
the Auditors' report, as well as of the consolidated
financial statements and the Auditors' report for the
 Investor Group

PROPOSAL #7.: The President's address                                      ISSUER          NO           N/A               N/A

PROPOSAL #8.: Report on the work of the Board of                           ISSUER          NO           N/A               N/A
Directors, the Remuneration Committee, the Audit
Committee and the Finance and Risk Committee

PROPOSAL #9.: Adopt the income statement and the                           ISSUER          YES          FOR               FOR
balance sheet for the parent Company, as well as of
the consolidated income statement and the
consolidated balance sheet for the Investor Group

PROPOSAL #10.: Grant discharge from liability of the                       ISSUER          YES          FOR               FOR
Members of the Board of Directors and the President

PROPOSAL #11.: Approve a dividend of SEK 4.00 per                          ISSUER          YES          FOR               FOR
share and that 03 APR 2009 shall be the record date
for receipt of dividend

PROPOSAL #12.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: Appoint the 10 Members of the
Board of Directors and no Deputy Members of the Board
 of Directors

PROPOSAL #13.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: Approve the total compensation
to the Board of Directors of SEK 6,937,500 to be
divided between, in aggregate, SEK 5,875,000 (whereof
 SEK 1,875,000 to the Chairman and SEK 500,000 to
each of the 8 remaining Members of the Board, which
are not employed by the Company) in cash and in so-
called synthetic shares and, in aggregate, SEK
1,062,500 in cash as remuneration for work in the
committees of the Board of Directors and Auditors
fees to be paid upon approval of their invoice at the
 2007 AGM the registered auditing Company KPMG AB was
 elected as the Auditor for the period until the end
of the AGM 2011 with the Certified Auditor Carl
Lindgren as the Auditor in charge until further notice

PROPOSAL #14.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: Re-Elect Messrs. Sune Carlsson,
 Borje Ekholm, Sirkka Hamalainen, Hakan Mogren, Grace
 Reksten Skaugen, O. Griffith Sexton, Lena Treschow
Torell, Jacob Wallenberg and Peter Wallenberg Jr. as
the Members of the Board of Directors; and Mr. Anders
 Scharp, has declined re-election and elect Mr.
Gunnar Brock as a new Member of the Board of Director

PROPOSAL #15.: Amend the Section 12, 2nd paragraph,                        ISSUER          YES          FOR               FOR
in the Articles of Association is amended in
accordance with the following: Section 12, 2nd
paragraph as specified

PROPOSAL #16.A: Approve that the investor shall offer                      ISSUER          YES          FOR               FOR
 a total remuneration in line with market conditions
which will enable Investor to recruit and retain the
most suitable executives, the remuneration to the
Management shall consist of basic salary, variable
salary, long-term variable remuneration programs,
pensions and other remuneration, together, those
elements constitute the total remuneration of the
individual, basic salary, variable salary and long-
term variable remuneration programs together
constitute the salary of the employee, the basic
salary will be reviewed annually and constitutes the
basis for calculating variable salary, the variable
salary is dependent upon the individual's capacity to
 meet yearly set goals, the long-term variable
remuneration program is dealt with under item 16B,
pension benefits shall, as in previous years, partly
consist of a defined benefit pension plan and partly
of a premium based pension plan, the ratio of pension
 provisions to basic salary depends on the age of the
 executive, the age of retirement for the President
and other Executives shall be 60 years, other
remunerations and benefits shall be on market terms
and shall contribute to facilitating the Executive's
discharge of his or her tasks, investor and
executives may terminate the contract of employment
at 6 months' notice and severance pay shall not
exceed 24 months of basic salary

PROPOSAL #16.B: Approve the long-term variable                             ISSUER          YES          FOR               FOR
remuneration program for 2009 as specified

PROPOSAL #17.: Authorize the Board, during the period                      ISSUER          YES          FOR               FOR
 until the next AGM, to decide on i] purchases of
Investor's shares on NASDAQ OMX Stockholm AB and
purchases in accordance with purchase offerings to
shareholders, respectively, and on ii] transfer of
Investor's shares on NASDAQ OMX Stockholm AB, or in a
 manner other than on NASDAQ OMX Stockholm AB
including the right to decide on waiver of the
shareholders' preferential rights and that payment
may be effected other than in cash; repurchases may
take place so that Investor's holding amounts to a
maximum of 1/10 of all the shares in the Company,
approve that transfer of Investor's shares, in a
maximum number of 2,500,000 [or the higher number
that may follow from a recalculation because of a
split, bonus issue or similar action], to the
employees in accordance with the long-term variable
remuneration program described in Resolution 16B
shall be possible the number of shares has been
calculated with a certain margin as share price
fluctuations during the period up and until the
measurement period following the 2009 AGM may have an
 effect on the value of the program and, thus, on the
 number of shares to be included in the program the
purpose of the proposed repurchase option is to give
the Board of Directors wider freedom of action in the
 work with Investor's capital structure and, in
accordance with what is described above, to give
Investor the possibility to transfer shares to the
employees, in addition, the repurchased shares are
aimed to be used to secure the costs, including the
social security payments, in connection with the
long-term variable remuneration program and in
connection with the allocation of synthetic shares as
 part of the remuneration to the Board of Directors
[as regards synthetic shares, see the Nomination

PROPOSAL #18.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: Approve the resolution
regarding the Nomination Committee

PROPOSAL #19.: Conclusion of the meeting                                   ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IOI CORPORATION BHD
  TICKER:                N/A             CUSIP:     Y41763106
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements for the FYE 30 JUN 2008 and the reports
of the Directors and the Auditors thereon

PROPOSAL #2.: Re-elect Datuk Hj Mohd Khalil b Dato'                        ISSUER          YES          FOR               FOR
Hj Mohd Noor as a Director, who retires by rotation
pursuant to Article 101 of the Company's Articles of
Association

PROPOSAL #3.A: Re-elect Mr. Quah Poh Keat as a                             ISSUER          YES          FOR               FOR
Director, who retires by casual vacancy pursuant to
Article 102 of the Company's Articles of Association

PROPOSAL #3.B: Re-appoint Mr. Lee Yeow Seng as a                           ISSUER          YES          FOR               FOR
Director, who retires by casual vacancy pursuant to
Article 102 of the Company's Articles of Association

PROPOSAL #4.: Re-appoint Mr. Chan Fong Ann as a                            ISSUER          YES          FOR               FOR
Director of the Company, to hold office until the
conclusion of the next AGM, who retires pursuant to
Section 129(2) of the Companies Act, 1965

PROPOSAL #5.: Approve the increase in the payment of                       ISSUER          YES          FOR               FOR
Directors' fees to MYR 440,000 to be divided among
the Directors in such manner as the Directors may

PROPOSAL #6.: Re-appoint BDO Binder, the Retiring                          ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #7.1: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965, to allot and
 issue shares in the Company from time to time and
upon such terms and conditions and for such purposes
as they may deem fit subject always to the approval
of the relevant authorities being obtained for such
issue and provided that the aggregate number of
shares to be issued pursuant to this resolution does
not exceed 10% of the issued share capital for the
time being of the Company; and to obtain the approval
 from Bursa Malaysia Securities Berhad [Bursa
Securities] for the listing of and quotation for the
additional shares so issued; ; [Authority expires
until the conclusion of the next AGM of the Company]

PROPOSAL #7.2: Authorize the Company, subject to                           ISSUER          YES          FOR               FOR
compliance with applicable laws, regulations and the
approval of all relevant authorities, to utilize up
to the aggregate of the Company's latest audited
retained earnings and share premium account to
purchase up to 10% of the issued and paid-up ordinary
 share capital of the Company [Proposed Purchase] as
may be determined by the Directors of the Company
from time to time through Bursa Securities upon such
terms and conditions as the Directors may deem fit
and expedient in the interest of the Company;
authorize the Directors to cancel and/or retain the
shares of the Company to be purchased, as the
treasury shares and distributed as dividends or
resold on Bursa Securities; and to do all acts and
things to give effect to the proposed purchase with
full powers to assent to any condition, modification,
 revaluation, variation and/or amendment [if any] as
may be imposed by the relevant authorities and/or do
all such acts and things as the Directors may deem
fit and expedient in the best interest of the
Company; [Authority expires the earlier at the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM
after that date is required by Law to be held]

PROPOSAL #7.3: Approve to renew the shareholders'                          ISSUER          YES          FOR               FOR
mandate for the Company and its subsidiaries to enter
 into recurrent related party transactions of a
revenue or trading nature which are necessary for
day-to-day operations involving the interests of the
Directors, major shareholders or persons connected to
 the Directors and/or major shareholders of the
Company and its subsidiaries [Related Parties], as
specified subject to the following: a) the
transactions are carried out in the ordinary course
of business on normal commercial terms which are not
more favorable to the related parties than those
generally available to the public and are not to the
detriment of the minority shareholders of the
Company; and b) disclosure is made in the annual
report of the aggregate value of transactions
conducted pursuant to the Shareholders' Mandate
during the FY; [Authority expires the earlier at the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company after that date it is required to be
held pursuant to Section 143(1) of the Companies Act,
 1965 [the Act] [but shall not extend to such
extension as may be allowed pursuant to Section
143(2) of the Act]]; and authorize the Directors of
the Company to complete and do all such acts and
things as they may consider expedient or necessary to
 give effect to the proposed renewal of shareholders'

PROPOSAL #8.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IRISH LIFE & PERMANENT PLC
  TICKER:                N/A             CUSIP:     G4945H105
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports                         ISSUER          YES          FOR               FOR

PROPOSAL #2.a: Re-appoint Mr. Gillian Bowler                               ISSUER          YES          FOR               FOR

PROPOSAL #2.b: Re-appoint Mr. Breffni Byrne                                ISSUER          YES          FOR               FOR

PROPOSAL #2.c: Re-appoint Ms. Danuta Gray                                  ISSUER          YES          FOR               FOR

PROPOSAL #2.d: Appoint Ms. Margaret Hayes                                  ISSUER          YES          FOR               FOR

PROPOSAL #2.e: Re-appoint Mr. Eamonn Heffernan                             ISSUER          YES          FOR               FOR

PROPOSAL #2.f: Re-appoint Mr. Roy Keenan                                   ISSUER          YES          FOR               FOR

PROPOSAL #2.g: Re-appoint Mr. Ray MacSharry                                ISSUER          YES          FOR               FOR

PROPOSAL #2.h: Re-appoint Mr. David McCarthy                               ISSUER          YES          FOR               FOR

PROPOSAL #2.i: Re-appoint Mr. Kevin Murphy                                 ISSUER          YES          FOR               FOR

PROPOSAL #2.j: Re-appoint Mr. Liam O'Reilly                                ISSUER          YES          FOR               FOR

PROPOSAL #3.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #S.4: Grant authority for the purchase of                         ISSUER          YES          FOR               FOR
the Company's shares and to determine the re-issue
price of treasury shares

PROPOSAL #S.5: Authorize the Directors to dis-apply                        ISSUER          YES          FOR               FOR
statutory pre-emption rights

PROPOSAL #S.6: Approve that the general meeting to                         ISSUER          YES          FOR               FOR
the Company may be called on not less than 14 clear
days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IRKUTSKENERGO AO
  TICKER:                N/A             CUSIP:     X4013Q103
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report of the                             ISSUER          YES          FOR               FOR
Company for 2008 FY

PROPOSAL #2.: Approve the balance sheet for 2008 FY                        ISSUER          YES          FOR               FOR
including profit and loss account statement for 2008

PROPOSAL #3.: Approve profit and loss distribution                         ISSUER          YES          FOR               FOR
including dividend payment for 2008 FY

PROPOSAL #4.: Elect the Members to the Board of                            ISSUER          YES          FOR               FOR
Directors of the Company

PROPOSAL #5.: Elect the Members to the Auditing Board                      ISSUER          YES        AGAINST           AGAINST
 of the Company

PROPOSAL #6.: Approve the Auditor of the Company                           ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the new provision of the                             ISSUER          YES        AGAINST           AGAINST
Charter of the Company

PROPOSAL #8.: Approve the revised Regulation on                            ISSUER          YES          FOR               FOR
General Meetings of the shareholders of the Company

PROPOSAL #9.: Approve the revised Regulation on the                        ISSUER          YES          FOR               FOR
Board of Directors of the Company

PROPOSAL #10.: Approve the revised Regulation on the                       ISSUER          YES          FOR               FOR
Managing Board of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IRONX MINERACAO S A
  TICKER:                N/A             CUSIP:     P5891R104
  MEETING DATE:          8/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to delist the Company from the                       ISSUER          YES          FOR               FOR
Novo Mercado, in accordance with the terms of the
Novo Mercado Listing Regulations

PROPOSAL #II.: Approve the choice of the specialized                       ISSUER          YES          FOR               FOR
institution or Company responsible for the
preparation of the valuation report for the Company
shares at their economic value Appraiser in
accordance with the terms of Section 10.1.1 of the
Novo Mercado Listing Regulations, the Board of
Directors of the Company, in a meeting held on 31 JUL
 2008, approved the appointment of the following
Appraisers, Banco Morgan Stanley S.A., Banco
Santander S.A. and NM Rothschild and Sons Brasil
LTDA, in addition, the Board of Directors received
from Anglo American Participacoes EM Mineracao LTDA,
Anglo American, a valuation report of the Company
prepared by Banco Goldman Sachs Do Brasil Banco
Multiplo S.A. Goldman Sachs for the purposes of the
Articles 254 A and 44 of Law 6404 76, as amended, in
accordance with the legislation in effect, the
shareholders will be able to choose one of the 3
Appraisers named by the Board of Directors to prepare
 the valuation report in accordance with the terms
required by the Novo Mercado Listing Regulations, or,
 also, Goldman  Sachs and in this case, the valuation
 report prepared by it for Anglo American will be
used also for the purposes of the public tender offer
 for acquisition that is dealt with in the Novo
Mercado Listing Regulations for the delisting of the
Company from the Novo Mercado, the valuation report
prepared by Goldman Sachs is available at the
Headquarters of the Company, at 154 Praia Do Famengo,
 501 part ZIP 22210030, in the city of Rio De
Janeiro, the state of Rio De Janeiro, during business
 hours, and at the following website addresses

PROPOSAL #III.: Approve to change the Corporate name                       ISSUER          YES          FOR               FOR
of the Company to Anglo Ferrous Brazil S.A. and of
the address of the Company to 66 Praia Do Flamengo,
eleventh floor, Rio De Janeiro, Rio De Janeiro ZIP
22210903, with the consequent amendment of the
Articles 1 and 2 of the Corporate Bylaws

PROPOSAL #IV.: Approve to consolidate the Corporate                        ISSUER          YES          FOR               FOR
Bylaws to reflect the amendments to its Articles 1
and 2, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IRPC PUBLIC COMPANY LTD
  TICKER:                N/A             CUSIP:     Y4177E119
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of the                        ISSUER          YES          FOR               FOR
2008 AGM of shareholders held on 09 APR 2008

PROPOSAL #2.: Acknowledge the 2008 performance result                      ISSUER          YES          FOR               FOR
 and approve the balance sheet and profit and loss
statement as of 31 DEC 08

PROPOSAL #3.: Approve the dividend payment of the                          ISSUER          YES          FOR               FOR
year 2008

PROPOSAL #4.1: Elect Mr. Prachya Pinyawat as a new                         ISSUER          YES          FOR               FOR
Director in replacement of those who retires by
rotation

PROPOSAL #4.2: Elect Mr. Norkun Sittipong as a new                         ISSUER          YES          FOR               FOR
Director in replacement of those who retires by
rotation

PROPOSAL #4.3: Elect Mr. Pongsvas Svasti as a new                          ISSUER          YES          FOR               FOR
Director in replacement of those who retires by
rotation

PROPOSAL #4.4: Elect Mr. Cherdpong Siriwit as a new                        ISSUER          YES          FOR               FOR
Director in replacement of those who retires by
rotation

PROPOSAL #4.5: Elect Associate Professor Wuthisarn                         ISSUER          YES          FOR               FOR
Tanchan as a new Director in replacement of those who
 retires by rotation

PROPOSAL #4.6: Elect Mr. Chitrapongse Kwansukstit as                       ISSUER          YES          FOR               FOR
a new Director in replacement of those who retires by
 rotation

PROPOSAL #5.: Approve the Directors' and the                               ISSUER          YES          FOR               FOR
Subcommittees' remuneration of the year 2009

PROPOSAL #6.: Appoint the Auditor and approve the                          ISSUER          YES          FOR               FOR
Auditor's fees for the year 2009

PROPOSAL #7.: Amend the Articles of Association and                        ISSUER          YES          FOR               FOR
the Memorandum of Association

PROPOSAL #8.: Others [if any]                                              ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISETAN MITSUKOSHI HOLDINGS LTD.
  TICKER:                N/A             CUSIP:     J25038100
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and Corporate Auditors

PROPOSAL #5.: Decision of Amount and Contents of Non-                      ISSUER          YES        AGAINST           AGAINST
monetary Compensation,etc. Concerning Stock
Acquisition Rights as Stock Options for  Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISRAEL CHEMICALS LTD
  TICKER:                N/A             CUSIP:     M5920A109
  MEETING DATE:          11/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to update the framework                              ISSUER          YES          FOR               FOR
resolution of the Company relating to the purchase of
 D&O insurance cover so as to increase the amount of
separate cover that the Company is authorized to
purchase up to an amount not to exceed ILS 200
million, the amount in respect of the year commencing
 01 SEP 2008 will be ILS 185 million and the premium
ILS 300,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISRAEL DISC BK LTD
  TICKER:                N/A             CUSIP:     465074201
  MEETING DATE:          9/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the distribution of a each                           ISSUER          YES          FOR               FOR
dividend to the holders of the ordinary A shares of
the Company in a total amount of  NIS 250 million,
and subject to approval of the distribution, the
record date will be 06 OCT, the ex date 07 OCT and
payment date will be 23 OCT

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISRAEL DISC BK LTD
  TICKER:                N/A             CUSIP:     465074201
  MEETING DATE:          9/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the registered                           ISSUER          YES          FOR               FOR
share capital of the Bank by 420 million Ordinary A
Shares of NIS 0.1 par value each, and amend the
Articles so as to reflect the increase

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISRAEL DISC BK LTD
  TICKER:                N/A             CUSIP:     465074201
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Discussion of the financial statements                       ISSUER          NO           N/A               N/A
and Directors report for the year 2007

PROPOSAL #2.: Approve the interim dividend of 6% paid                      ISSUER          YES          FOR               FOR
 to the Cumulative Preference Shareholders in DEC
2007, as final for the year 2007 [the total of such
dividend amounted to GBP 24,000]

PROPOSAL #3.: Re-appoint Accountant-Auditors and                           ISSUER          YES          FOR               FOR
authorize the Board to fix their remuneration

PROPOSAL #4.: Appoint Mr. Ilan Biran as an External                        ISSUER          YES          FOR               FOR
Director for a statutory 3 year period

PROPOSAL #5.1: Appoint Mr. Ilan Aish as a Director of                      ISSUER          YES          FOR               FOR
 the Bank

PROPOSAL #5.2: Appoint Mr. Arieh Obadiah as a                              ISSUER          YES          FOR               FOR
Director of the Bank

PROPOSAL #6.: The following Directors continue in                          ISSUER          NO           N/A               N/A
office in accordance with the provisions of Articles
of the Bank: Messrs. Shlomo Zohar-Chairman, Bezalel
Iger, Ben-Zion Granite, Ben-Zion Silberfarb, Tsippy
Samet, Jorha Safran, Itzhak Firer, Daphna Schwartz,
Zvi Shtreigold, Itzhak Sharir, Eitan Shishinski; the
External Director Yosef Singer continues in office by
 provision of Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISRAEL DISC BK LTD
  TICKER:                N/A             CUSIP:     465074201
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Ms. Idit Luski as an External                        ISSUER          YES          FOR               FOR
Director for a statutory 3 year period

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISRAEL DISC BK LTD
  TICKER:                N/A             CUSIP:     465074201
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Discussion of the financial statements                       ISSUER          NO           N/A               N/A
and the Directors' report for the year 2008

PROPOSAL #2.: Approve the interim dividend of 6% paid                      ISSUER          YES          FOR               FOR
 to the cumulative preference shareholders in DEC
2008, as final for the year 2007 [the total of such
dividend amounted to ILS 24,000]

PROPOSAL #3.: Re-appoint the Accountant Auditors and                       ISSUER          YES          FOR               FOR
authorize the Board to fix their remuneration

PROPOSAL #4.: Appoint Mr. Y. Tschanover as a Director                      ISSUER          YES          FOR               FOR
 of the Bank

PROPOSAL #5.: The following Directors continue in                          ISSUER          NO           N/A               N/A
office in accordance with the provisions of Articles
of the Bank: S. Zohar - Chairman, B. Iger, I. Biran,
B. Z. Granite, B. Z. Silberfarb, I. Lusky, J. Safran,
 A. Ovadiah, I. Aish, I. Firer, D. Schwartz, Z.
Shtreigold, I. Sharir. E. Shishinski has given notice
 that he will continue in office until the next AGM,
continuation in office is automatic in accordance
with the Articles

PROPOSAL #6.: Approve the purchase of the Bank and                         ISSUER          YES          FOR               FOR
subsidiaries D and O liability cover for the year APR
 2009-2010 in an amount of USD 100 million for a
premium of USD 900,000 of which the share of the Bank
 without subsidiaries is USD 540,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ISUZU MOTORS LIMITED
  TICKER:                N/A             CUSIP:     J24994105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IT HOLDINGS CORPORATION
  TICKER:                N/A             CUSIP:     J2563B100
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITALCEMENTI FABBRICHE RIUNITE CEMENTO SPA, BERGAMO
  TICKER:                N/A             CUSIP:     T5976T104
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors and the                       ISSUER          NO           N/A               N/A
Auditors report, financial statement at 31 DEC 2008,
any adjournment thereof

PROPOSAL #2.: Grant authority to buy back own shares                       ISSUER          NO           N/A               N/A

PROPOSAL #3.: Appoint the Board of Auditors and its                        ISSUER          NO           N/A               N/A
Chairman; approve the determination of their

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITAU UNIBANCO BANCO MULTIPLO SA
  TICKER:                N/A             CUSIP:     P5968Q104
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To examine the Board of Directors                            ISSUER          NO           N/A               N/A
annual report, the financial statements, and External
 Auditors and of the Finance Committee and documents
opinion report relating to FYE 31 DEC 2008

PROPOSAL #2.: To deliberate on the proposal of budget                      ISSUER          NO           N/A               N/A
 of capital

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors, bearing in mind the Requirement from
National Securities Commission Instruction Numbers
165/91 and 282/98

PROPOSAL #4.: To set the Directors, Board of                               ISSUER          NO           N/A               N/A
Directors and Finance Committee global remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITAUSA INVESTIMENTOS ITAU SA
  TICKER:                N/A             CUSIP:     P58711105
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To amend the wording of the initial                          ISSUER          NO           N/A               N/A
paragraph of Section 5 of the By-Laws, with the
purpose of increasing from 1 to from 1 to 3 Members
the number of offices of Vice Presidents with seat in
 the Board of Directors

PROPOSAL #2.: To fill out a vacancy in the Board of                        ISSUER          NO           N/A               N/A
Directors to complete the current annual term of
office; taking into consideration the provisions of
CVM instructions 165/91 and 282/98, it is registered
herein that, to request the implementation of
multiple vote in such election, the Members
formulating the request shall represent not less than
 5% of the voting capital

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITAUSA INVESTIMENTOS ITAU SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P58711105
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Cancellation of 4,404,840 own book                          ISSUER          NO           N/A               N/A
entry preferred shares, held as treasury stock, with
no reduction in the capital stock

PROPOSAL #E.2: Increasing the current capital stock,                       ISSUER          NO           N/A               N/A
from BRL 10,000,000,000.00 to BRL 12,550,000,000.00,
through the capitalization of revenue reserves,
granting to the stockholders, free of cost, in the
form of bonus shares, 1 new share for each lot of 10
shares of the same type held by the said stockholders
 at the close of business on 30 APR 2009

PROPOSAL #E.3: Approve to increase the capital stock                       ISSUER          YES          FOR               FOR
by BRL 450,000,000.00, to BRL 13,000,000,000.00,
through the issue of 77,586,207 new book entry
shares, with no par value, being common and preferred
 shares, by private subscription during the period
from 04 MAY 2009 to 03 JUN 2009, proportional to
1.8171653% of the stockholding position registered on
 30 APR 2009, following the granting of bonus shares
pursuant to item 2 above, at the price of BRL 5.80
per share, to be paid in by 10 JUN 2009, in cash or
credits originating from interest on equity [JCP]
declared by ITAUSA; this subscription percentage may
be increased in the light of eventual acquisitions of
 shares issued by the company for holding as treasury

PROPOSAL #E.4: Amend the Bylaws in order to, among                         ISSUER          NO           N/A               N/A
other amendments: (i) register the new composition of
 the capital stock reflecting items 1 and 2 above;
(ii) provide for the election of alternates to the
Board of Directors and improve the discipline for the
 substitution of the President and the powers of this
 Board; (iii) improve provisions with respect to the
composition of the Executive Board and the
substitution of the officers; (iv) without
restrictions on their effective existence, extinguish
 the statutory provision for the Disclosure and
Trading, the Investment Policies and the Accounting
Policies Committees

PROPOSAL #O.5: Presenting the Management Report,                           ISSUER          NO           N/A               N/A
Reports of the Fiscal Council, the Independent
Auditors and to examine, for due deliberation, the
balance sheets, other accounting statements and
explanatory notes for the FYE 31 DEC 2008

PROPOSAL #O.6: Approving the distribution of the net                       ISSUER          NO           N/A               N/A
income for the FY

PROPOSAL #O.7: Elect the members of the Board of                           ISSUER          YES        AGAINST           AGAINST
Directors and the members of the Fiscal Council for
the next annual term of office; pursuant to CVM
Instructions 165/91 and 282/98, notice is hereby
given that eligibility to cumulative voting rights in
 the election of members of the Board of Directors is
 contingent on those requesting the said rights
representing at least 5% of the voting capital

PROPOSAL #O.8: Setting the amount to be allocated for                      ISSUER          NO           N/A               N/A
 the compensation of members of the Board of
Directors and the Board of Executive Officers and the
 compensation of the councilors of the Fiscal Council

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITAUSA INVESTIMENTOS ITAU SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P58711105
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To verify and ratify to increase in                          ISSUER          NO           N/A               N/A
capital stock from BRL 12,550,000,000.00 to BRL
13,000,000,000.00, approved by the Extraordinary and
Ordinary General Meeting held on 30 APR 2009, through
 the private subscription of 77,586,207 book entry
shares with no par value, being 29,805,716 common and
 47,780,491 preferred shares at the price of BRL 5.80
 per share paid up in cash or offset against credits
originating from 'interest on equity' declared by
'ITAUSA'

PROPOSAL #2.: As a result of the preceding items, to                       ISSUER          NO           N/A               N/A
change the wording in the first sentence of Article 3
 of the Corporate Bylaws, to record the value of the
new capital stock, the wording being revised as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITAUSA INVESTIMENTOS ITAU SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P5887P310
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to verify and ratify the                             ISSUER          NO           N/A               N/A
increase in the capital stock from BRL
12,550,000,000.00 to BRL 13,000,000,000.00 approved
by the Extraordinary and Ordinary General Meeting of
30 APR 2009 through the private subscription of
77,586,207 new book entry shares with no par value,
being 29,805,716 common and 47,780,491 preferred

PROPOSAL #2.: Approve to change the wording in the                         ISSUER          NO           N/A               N/A
first sentence of Article 3 of the Corporate By Laws,
 to record the new composition of the capital stock

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITC LTD
  TICKER:                N/A             CUSIP:     Y4211T171
  MEETING DATE:          7/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the accounts of the                        ISSUER          YES          FOR               FOR
Company for the FYE 31 MAR 2008, the Balance Sheet as
 at that date and the Reports of the Directors and
Auditors thereon

PROPOSAL #2.: Declare a dividend of INR 3.50 per                           ISSUER          YES          FOR               FOR
share for the FYE 31 MAR 2008

PROPOSAL #3.A: Re-appoint Mr. B. Sen as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.B: Re-appoint Mr. B. Vijayaraghavan as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-appoint Mr. R.S. Tarneja as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #S.4: Appoint Messrs. A.F. Ferguson & Co.,                        ISSUER          YES          FOR               FOR
Chartered Accountants as the Auditors of the Company,
 until the conclusion of the next AGM to conduct the
audit at a remuneration of INR 125,00,000 payable in
1 or more installments plus service tax as applicable
 and reimbursement of out-of-pocket expenses incurred

PROPOSAL #5.: Appoint Mr. Anil Baijal as a Director                        ISSUER          YES          FOR               FOR
of the Company, liable to retires by rotation, for a
period of 5 years from the date of this meeting, or
till such earlier date upon with drawl by the
recommended institution or to confirm with the Policy
 on retirement as may be determined by the Board of
Directors of the Company and/or by any applicable
statutes, rules, regulations or guidelines

PROPOSAL #6.: Appoint Mr. Dinesh Kumar Mehrotra as a                       ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by
rotation, for a period of 5 years from the date of
this meeting, or till such earlier date upon
withdrawal by the recommending institution or to
conform with the policy on retirement as may be
determined by the Board of Directors of the Company
and/ or by any applicable statutes, rules,

PROPOSAL #7.: Appoint Dr. Ravinder Kumar Kaul as a                         ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by
rotation, for a period of 5 years from the date of
this meeting or till such earlier date upon
withdrawal by the recommending institution or to
conform with the policy on retirement as may be
determined by the Board of Directors of the Company
and / or by any applicable statutes, ruies,

PROPOSAL #8.: Appoint Mr. Sunil Behari Mathur as a                         ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by
rotation, for a period of 5 years from the date of
this meeting, or till such earlier date to conform
with the policy on retirement as may be determined by
 the Board of Directors of the Company and / or by
any applicable statutes, rules, regulations or

PROPOSAL #9.: Appoint Mr. Pillappakkam Bahukutumbi                         ISSUER          YES          FOR               FOR
Ramanujam as a Director of the Company, liable to
retire by rotation, for a period of 5 years from the
date of this meeting, or till such earlier date to
conform with the policy on retirement as may be
determined by the Board of Directors of the Company
and / or by any applicable statutes, rules,
regulations or guidelines

PROPOSAL #10.: Appoint Mr. H.G. Powell as a Director                       ISSUER          YES          FOR               FOR
of the Company, liable to retire by rotation, for a
period of 5 years from the date of this meeting, or
till such earlier date to conform with the policy on
retirement as may be determined by the Board of
Directors of the Company and / or by any applicable
statutes, rules, regulations or guidelines

PROPOSAL #11.: Re-appoint Dr. Basudeb Sen as a                             ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by
rotation, for a period of 5 years with effect from 27
 AUG 2008, or till such earlier date to conform with
the policy on retirement as may be determined by the
Board of Directors of the Company and / or by any
applicable statutes, rules, regulations or guidelines

PROPOSAL #12.: Re-appoint Mr. Balakrishnan                                 ISSUER          YES          FOR               FOR
Vijayaraghavan as a Director of the Company, liable
to retire by rotation, for a period of 5 years with
effect from 27 AUG 2008, or till such earlier date to
 conform with the policy on retirement as may be
determined by the Board of Directors of the Company
and or by any applicable statutes, rules, regulations
 or guidelines

PROPOSAL #13.: Amend, in accordance with the                               ISSUER          YES          FOR               FOR
applicable provisions of the Companies Act, 1956, the
 re-enactment thereof, consent to modification in the
 terms of remuneration paid or payable to the Whole
time Directors of the Company with effect from 01 OCT
 2007, as specified

PROPOSAL #S.14: Authorize the Directors of the                             ISSUER          YES          FOR               FOR
Company, subject to such approvals as may be
necessary, other than the Whole time Directors be
paid annually, for a period not exceeding 5 years,
for each of the FY of the Company commencing from 01
APR 2008, commission not exceeding 1 % of the net
profits of the Company, as provided under Section
309(4) of the Companies Act, 1956 ['the Act'], and
computed in the manner referred to in Section 198(1)
of the Act, or any amendment or re-enactment thereof,
 in addition to the fee for attending the meetings of
 the Board of Directors of the Company ['the Board']
or any Committee thereof, to be divided amongst the
Directors aforesaid in such manner as the Board may
from time to time determine and in default of such
determination equally, provided that none of the
Directors aforesaid shall receive individually
commission exceeding INR 6,00,000 in a FY

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITO EN,LTD.
  TICKER:                N/A             CUSIP:     J25027103
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITOCHU CORPORATION
  TICKER:                N/A             CUSIP:     J2501P104
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITOCHU TECHNO-SOLUTIONS CORPORATION
  TICKER:                N/A             CUSIP:     J25022104
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ITV PLC
  TICKER:                N/A             CUSIP:     G4984A110
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report and the                         ISSUER          YES          FOR               FOR
accounts

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. Mike Clasper as a Non-                          ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #4.: Re-elect Mr. John Cresswell as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Elect Mr. Ian Griffiths as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect Mr. Andy Haste as a Non-Executive                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #7.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #8.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #9.: Grant authority to allot shares                              ISSUER          YES          FOR               FOR

PROPOSAL #S.10: Approve the disapplication of the                          ISSUER          YES          FOR               FOR
pre-emption rights

PROPOSAL #11.: Approve to increase in the share                            ISSUER          YES          FOR               FOR
capital
PROPOSAL #12.: Approve the political donations                             ISSUER          YES          FOR               FOR

PROPOSAL #S.13: Approve to purchase of own shares                          ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Approve the length of notice period                        ISSUER          YES          FOR               FOR
for the general meetings

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                IZUMI CO.,LTD.
  TICKER:                N/A             CUSIP:     J25725110
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                J.FRONT RETAILING CO.,LTD.
  TICKER:                N/A             CUSIP:     J28711109
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                J.SAINSBURY PLC, LONDON
  TICKER:                N/A             CUSIP:     G77732173
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
for the 52 weeks to 22 MAR 2008 together with the
reports of the Directors and the Auditors

PROPOSAL #2.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 52 weeks to 22 MAR 2008

PROPOSAL #3.: Declare a final dividend of 9.00 pence                       ISSUER          YES          FOR               FOR
per ordinary share

PROPOSAL #4.: Elect Mr. Mike Coupe as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Mary Harris as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Philip Hampton as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #7.: Re-elect Mr. Gary Hughes as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Bob Stack as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office until
the conclusion of the next AGM

PROPOSAL #10.: Authorize the Audit Committee to agree                      ISSUER          YES          FOR               FOR
 the Auditors' remuneration

PROPOSAL #11.: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for any other authority, pursuant to
Section 80 of the Companies Act 1985, to exercise
until the Section 80 expiry date all the powers of
the Company to allot relevant securities [Section 80]
 up to Section 80 Limit an aggregate nominal amount
of GBP 166,443,700 in nominal amount [being
approximately 1/3rd of the issued share capital of
the Company]; [Authority expires the earlier of the
next AGM in 2013 or 14 JUL 2013]; and the Directors
may allot relevant securities prior to its expiry
make offers or agreements after its expiry

PROPOSAL #S.12: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the Resolution 11 being passed by the meeting and
subject to the variation contained in this
resolution, to renew the power conferred by the
Article 9(C) of the Articles of Association [being
the power to allot equity securities pursuant to the
authority contained in Articles 9(A) disapplying the
statutory pre-emption rights], up to aggregate
nominal value of equity securities GBP 24,966,500 in
nominal value [ being approximately 5% of the issued
share capital of the Company] otherwise than pursuant
 to sub- paragraphs i] and ii] of Article 9[c] of the
 Articles of Association; in connection with a rights
 issue, or an option, incentive or profit sharing
scheme; and [Authority expires the earlier for a
period ending on the date of the AGM in 2013 or 14
JUL 20131]; and the Directors may allot relevant
securities prior to its expiry make offers or

PROPOSAL #13.: Authorize the Company and any Company                       ISSUER          YES          FOR               FOR
which is or becomes a subsidiary of the Company, in
accordance with Section 366 of the 2006 Act (a) make
donations to the political parties or independent
election candidates, as specified in Section 363 and
364 of the 2006 Act, not exceeding GBP 75,000 in
total; (b) make donations to political organizations
other than political parties, as specified in Section
 363 and 364 of the 2006 Act, not exceeding GBP
75,000 in total; and incur political expenditure, as
specified in Section 365 of the 2006 Act, not
exceeding GBP 75,000 in total, [Authority expires the
 earlier during the period beginning with the date of
 the passing of this Resolution and ending on 14 OCT
2009 or the date of the Company's AGM in 2009]

PROPOSAL #S.14: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purposes of Section 166 of the Companies Act 1985, to
 make market purchases [Section 163(3) of the Act] of
 up to 174,766,000 ordinary shares of 28 4/7 pence
each in the capital of the Company [ordinary shares],
 at a minimum price of 28 4/7 pence and up to 105% of
 the average middle market quotations for such shares
 derived from the London Stock Exchange Daily
Official List, over the previous 5 business days
immediately preceding the day on which that ordinary
share is contracted to be purchased and the higher of
 the price of the last Independent Trade and the
highest current bid as stipulated by Article 5[1] of
commission regulation [EC] 22 DEC 2003 implementing
the market abuse directive as regards exemptions for
buy back programmes and stabilization of financial
instruments [No. 2273/2003][exclusive of associated
expenses]; and [Authority expires the earlier of the
conclusion of the next AGM of the Company or 15
months]; the Company, before the expiry, may make a
contract to purchase ordinary shares which will or
may be executed wholly or partly after such expiry

PROPOSAL #S.15: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company [the Articles], as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAFCO CO.,LTD.
  TICKER:                N/A             CUSIP:     J25832106
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAIPRAKASH ASSOCIATES LTD
  TICKER:                N/A             CUSIP:     Y42539117
  MEETING DATE:          8/27/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
Balance Sheet as at 31 MAR 2008, the Profit & Loss
Account for the YE on that date and the Reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Approve 2 interim dividends and declare                      ISSUER          YES          FOR               FOR
 final dividend for the FY 2007-08

PROPOSAL #3.: Re-appoint Shri B. K. Taparia as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri S. C. Bhargava as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri Pankaj Gaur as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Shri B. K. Goswami as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #7.: Re-appoint Shri. S. D. Nailwal as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #8.: Appoint Messrs. M.P. Singh &                                 ISSUER          YES          FOR               FOR
Associates, Chartered Accountants, as the Statutory
Auditors of the Company, to hold office from the
conclusion of this AGM until the conclusion of the
next AGM and authorize the Board of Directors to fix
their remuneration

PROPOSAL #9.: Appoint Shri. Jaiprakash Gaur as a                           ISSUER          YES          FOR               FOR
Director of the Company, who is liable to retire by
rotation

PROPOSAL #10.: Appoint Shri R. K. Singh as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who is liable to retire by rotation

PROPOSAL #11.: Authorize the Board of Directors, in                        ISSUER          YES        AGAINST           AGAINST
terms of Section 293[1][a] and other applicable
provisions, if any, of the Companies Act, 1956, to
mortgage and/or charge, subject to the existing
charges, immovable and movable properties of the
Company, wheresoever situate, present and future, in
such manner as may be decided in consultation with
the term lending institutions/Banks/Debenture
Trustees to or in favour of Axis Bank Limited [as
Lender for Rupee Term Loan and as Trustees for NCDs]
to secure: a] Rupee Term Loan of INR 440 Crores from
Axis Bank Limited b] 1500-9.50% Non Convertible
Debentures [NCDs] of the Company of INR 10 lacs each,
 aggregating INR 150 Crores, privately placed with
Life Insurance Corporation of India [LIC], Axis Bank
Limited, acting as Trustees for NCDs, together with
interest thereon at the respective agreed rates,
compound interest, additional interest, liquidated
damages, premia on prepayment, costs, charges,
expenses, Trustees' remuneration and other monies
payable by the Company to Axis Bank Limited, and LIC
under respective loan agreements/debenture
subscription agreement entered into by the Company in
 respect of the aforesaid Loan/NCDs

PROPOSAL #12.: Authorize the Board of Directors, in                        ISSUER          YES        AGAINST           AGAINST
terms of Section 293[1] [a] and other applicable
provisions, if any, of the Companies Act, 1956, to
mortgage and/or charge, subject to the existing
charges, immovable and movable properties of the
Company, wheresoever situate, present and future as
Second Charge ranking subservient to the
charges/securities created/to be created in favour of
 first charge holders, in such manner as may be
decided to secure additional Working Capital
facilities aggregating INR 32152 lacs [Fund Based INR
 2500 lacs and Non Fund Based INR 29652 lacs] granted
 by consortium of banks with Canara Bank as a leader
of consortium together with interest thereon at the
respective agreed rates, compound interest,
additional interest, liquidated damages, premia on
prepayment, costs, charges, expenses and other monies
 payable by the Company to the said lenders under
respective agreements entered/to be entered into by
the Company in respect of the aforesaid facilities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAIPRAKASH ASSOCIATES LTD
  TICKER:                N/A             CUSIP:     Y42539117
  MEETING DATE:          10/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, pursuant to the provisions of Section 81
 (1A) and all other applicable provisions, if any, of
 the Companies Act, 1956 (the Act) including any
statutory modification(s) or reenactment thereof for
the time being in force and in accordance with the
relevant provisions of the Memorandum and Articles of
 Association of the Company, and applicable
subsisting Rules/Regulations/Guidelines, prescribed
by the Government of India/Securities and Exchange
Board of India (SEBI) and/or any other regulatory
authority, and the Listing Agreement entered into by
the Company with the Stock Exchanges where the equity
 shares of the Company are listed and subject to the
approval(s), consents(s), permission(s), and/or
sanction(s), if any, of appropriate authorities,
institutions or bodies as may be required, and
subject to such conditions as may be prescribed by
any of them while granting any such approval(s),
consents(s), permission(s), and/or sanction(s),
(hereinafter referred as the Board, which term shall
include any Committee of the Board constituted/to be
constituted to exercise its power, including the
powers conferred by this Resolution) to create,
offer, issue and allot up to 12,00,00,000 warrants
entitling the warrant holder to apply for allotment
of 1 equity share of INR 2, at premium on full
payment, per warrant, at a price stated herein below,
 in 1 or more tranches, within 18 months from the
date of allotment of warrants, to Jaypee Ventures
Private Limited, a Promoter Group Company, on
Preferential basis through offer letter and/or
information memorandum and/or private placement
memorandum and/or such other documents/ writings, in
such form, manner and upon such terms and conditions
as may be determined by the Board in its absolute
discretion, provided that the shares will be issued
at a price not less than: a) the average of the
weekly high and low of the closing prices of the
Company's shares quoted on the National Stock
Exchange during the 6 months preceding the relevant
date; or b) the average of the weekly high and low of
 the closing prices of the Company's shares quoted on
 the National Stock Exchange during the 2 weeks
preceding the relevant date; whichever is higher, the
 relevant date for the purpose being 18 SEP 2008;
approve that the resultant equity shares to be issued
 and allotted to the Warrant holders on full payment
in accordance with the terms of offer(s) shall rank
pari passu including to dividend with the then
existing equity shares of the Company in all respects
 and be listed on the Stock Exchanges where the
equity shares of the Company are listed; authorize,
for the purpose of giving effect to the issue and
allotment of the Warrants, the Executive Chairman,
any other Director and/or the Company Secretary, to
appoint Advisors and/or Consultants as may be deemed
fit and to take all actions and do all such acts,
deeds, matters and things and to execute all such

PROPOSAL #S.2: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, pursuant to the provisions of Section
372A and other applicable provisions, if any, of the
Companies Act, 1956 and subject to such approvals as
may be necessary from the Financial Institutions
and/or Banks, to extend the security created by way
of pledge of equity shares of Jaiprakash Hydro-Power
Limited (JHPL), a subsidiary of the Company, held by
the Company in favor of lenders of JHPL, namely, IDBI
 Limited and IFCI Limited, as specified to this
notice seeking approval of the Members
notwithstanding the fact that the aggregate of the
investments so far made, securities so far provided,
loans/guarantees so far given by the Company along
with the proposed extension of security may exceed
60% of the Paid-up Capital and free reserves of the
Company or 100% of its free reserves, whichever is
more; authorize the Board of Directors of the Company
 to do all such acts, deeds or things as may be
expedient or necessary to give effect to this

PROPOSAL #S.3: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, pursuant to the provisions of Section
372A and other applicable provisions, if any, of the
Companies Act, 1956 and subject to such approvals as
may be necessary from the Financial Institutions
and/or Banks, to extend the security created by way
of pledge of equity shares of Jaiprakash Power
Ventures Limited (JPVL), a subsidiary of the Company,
 held by the Company in favor of lenders of JPVL,
namely, IFCI Limited, as specified to this notice
seeking approval of the Members notwithstanding the
fact that the aggregate of the investments so far
made, securities so far provided, loans/guarantees so
 far given by the Company along with the proposed
extension of security may exceed 60% of the Paid-up
Capital and free reserves of the Company or 100% of
its free reserves, whichever is more; authorize the
Board of Directors of the Company to do all such
acts, deeds or things as may be expedient or
necessary to give effect to this Resolution

PROPOSAL #S.4: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, pursuant to the provisions of Section
372A and other applicable provisions, if any, of the
Companies Act, 1956 and subject to such approvals as
may be necessary from the Financial Institutions
and/or Banks, to create security by way of pledge of
equity shares of Jaypee Infratech Limited (JIL), a
subsidiary of the Company, held by the Company in
favor of lenders of JIL, namely, ICICI Bank Limited,
to give guarantee to lenders of JIL in connection
with its loans and to fund any cost overrun in
respect of the Project of JIL by means of
subscription of equity shares of JIL/extending debt
facilities to JIL, as specified to this notice
seeking approval of the Members notwithstanding the
fact that the aggregate of the investments so far
made, securities so far provided, loans/guarantees so
 far given by the Company along with the proposed
extension of security may exceed 60% of the Paid-up
Capital and free reserves of the Company or 100% of
its free reserves, whichever is more; authorize the
Board of Directors of the Company to do all such
acts, deeds or things as may be expedient or
necessary to give effect to this Resolution

PROPOSAL #5.: Authorize Board of Directors of the                          ISSUER          YES        AGAINST           AGAINST
Company, in terms of Section 293(1)(a) and other
applicable provisions, if any, of the Companies Act,
1956, (including any Committee of the Board
constituted/to be constituted to exercise its power)
to mortgage and/or charge, subject to the existing
charges, immovable and movable properties of the
Company, where so ever situate, present and future,
in such manner as may be decided in consultation with
 the term lending Institutions/Banks/Debenture
Trustees to or in favor of Bank of India, State Bank
of Patiala and Axis Bank (as Trustees for NCDs) to
secure: a) Corporate Loan of INR 500 Crores from Bank
 of India; b) Corporate Loan of INR 200 Crores from
State Bank of Patiala; c) 3,000-11 80% Redeemable,
Non Convertible Debentures (NCDs) of the Company of
INR 10 Lacs each, aggregating INR 300 Crores,
privately placed with Life Insurance Corporation of
India (LIC), Axis Bank acting as Trustees for NCDs;
together with interest thereon at the respective
agreed rates, compound interest, additional interest,
 liquidated damages, premia on prepayment, costs,
charges, expenses and other monies payable by the
Company to the said Banks and LIC under respective
Loan Agreements/debenture subscription agreement
entered/to be entered into by the Company in respect

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, in terms of Section 293(1)(a) and other
applicable provisions, if any, of the Companies Act,
1956, to mortgage and/or charge, subject to the
existing charges, immovable and moveable properties
of the Company, where so ever situate, present and
future as 1st charge on current assets of the Company
 and 2nd charge on the fixed assets of the Company in
 favor of Canara Bank, in such manner as may be
decided in consultation with the said Canara Bank to
secure additional Working Capital facilities
aggregating INR 10 Crores granted by Canara Bank as a
 leader of consortium together with interest thereon
at the respective agreed rates, compound interest,
additional interest, liquidated damages, premia on
prepayment, costs, charges, expenses and other monies
 payable by the Company to the said lender under the
agreements entered/to be entered into by the Company
in respect of the aforesaid facility

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAIPRAKASH ASSOCIATES LTD
  TICKER:                N/A             CUSIP:     Y42539117
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without modification,                        ISSUER          YES          FOR               FOR
the proposed Scheme of Amalgamation of the Transferor
 Companies with the Transferee Company as specified
and also by separate resolution, the proposed
provisions relating to creation of trust in respect
of the shares held by the Applicant Companies in each
 other, which are not be cancelled, in terms of
Clauses 5.02 to 5.05 of the Scheme as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAIPRAKASH ASSOCIATES LTD
  TICKER:                N/A             CUSIP:     Y42539117
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, pursuant to Section 372A and other
applicable provisions, if any, of the Companies Act,
1956 and subject to the approvals of Financial
Institutions/Banks and such other approvals as may be
 required, to make investment of/make loan to/provide
 guarantee/security of : 1) upto INR 500 Crores, in
one or more tranches, in the equity shares of Jaypee
Infratech Limited [JIL]; a subsidiary of the Company
and guarantee upto INR 500 Crores in favour of the
lender(s) of JIL for the financial assistance
availed/to be availed by JIL; ii) upto INR 200
Crores, in 1 or more tranches, in the equity shares
of Sangam Power Generation Company Limited; iii) upto
 INR 200 Crores, in 1 or more tranches, in the equity
 shares of Prayagraj Power Generation Company
Limited; iv) additional INR 4,500 Crores, in 1 or
more tranches, by way of investment in the equity
shares of / making loans to / providing Security or
Guarantee(s) for the loans granted to Jaypee Ganga
Infrastructure Corporation Limited [JGICL], a wholly
owned subsidiary of the Company, v) upto INR 500
Crores, in 1 or more tranches, by way of sponsor
support for Equity Investment in Bina Power Supply
Company Limited [BPSCL], a subsidiary of Jaiprakash
Power Ventures Limited which is a subsidiary of the
Company, and provide shortfall undertaking to meet
cost over run, if any, favouring the Lenders of
BPSCL; vi) upto INR 1,800 Crores by way of sponsor
support for Equity Investment in Jaiprakash Power
Ventures Limited [JPVL] in respect of 2 X 500MW
Jaypee Nigrie Super Thermal Power Project being set
up by JPVL, and provide shortfall undertaking to meet
 cost over run, if any, favouring the Lenders of
JPVL, as specified seeking approval of the Members,
notwithstanding the fact that the aggregate of the
investments so far made, securities so far provided,
loans/guarantees so far given by the Company along
with the proposed investments/sponsor
support/shortfall undertakings shall exceed 60% of
the paid-up capital and free reserves of, the Company
 or 100% of its free reserves, whichever is more, to
do all such acts, deeds and things as may be
expedient and necessary to give effect to this

PROPOSAL #S.2: Authorize the Company, pursuant to the                      ISSUER          YES          FOR               FOR
 provisions of Section 314 (1B) of the Companies Act,
 1956, the subject to the approval of the Central
Government, to Shri G.P. Gaur and Mrs. Rekha Dixit,
relatives of the Directors of the Company, for
holding/continuing to hold office or place of profit
under the Company at a monthly remuneration effective
 from the respective dates as specified seeking
approval of the Members together with the usual
allowance sand benefits, amenities and facilities
including accommodation, medical facilities, leave
travel assistance, personal accident insurance,
superannuation fund, retiring gratuity and provident
fund benefits applicable to other employees occupying
 similar post(s) within the same salary scale or
grade, with authority severally to the Board of
Directors or any of its Committees or the Executive
Chairman & CEO to sanction at its discretion
increment within the grade as the Board may deem fit
and proper and to sanction, at its discretion and in
due course, promotion to the next higher grade or
grades together with the usual allowances and
benefits as applicable to such higher grade or grades
 and to give increments within that grade or grades
as the Board/Committee/ Executive Chairman & CEO may
deem fit and proper; that the, remuneration payable
to the incumbents as aforesaid will be subject to
such modification(s) as the Central Government may
suggest or require which the Executive Chairman & CEO
 be and authorized to accept on behalf of the Company
 and which may be acceptable to the incumbents

PROPOSAL #S.3: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, pursuant to Section 149(2A) and other
applicable provisions, if any, of the Companies Act,
1956, consent for commencing all or any of the
business as specified in Clauses Nos. 3,7 and 14 of
the 'other objects' Clause of the Memorandum of
Association of the Company

PROPOSAL #4.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, in supersession of the resolution passed by
 the shareholders of the Company in their meeting
held on 30 AUG 2007 and pursuant to Section 293(1)(d)
 and other applicable provisions, if any, of the
Companies Act, 1956, borrow from time to time any sum
 or sums of money, excluding interest accrued
thereon, which together with the moneys already
borrowed by the Company [apart from temporary loans
obtained from the Company's Bankers in the ordinary
course of business] shall not exceed, in the
aggregate, at any 1 time, INR 25,000 Crores,
excluding interest on the borrowings made by the
Company, irrespective of the fact that such aggregate
 amount of borrowing outstanding at any one time may
exceed the aggregate, for the time being, of the
paid-up capital of the Company and its free reserves,
 that is to say, reserves not set apart for any

PROPOSAL #5.: Re-appoint, pursuant to Sections 198,                        ISSUER          YES          FOR               FOR
269, 309, 310 and 311 read with Schedule XIII and
other applicable provisions, if any, of the Companies
 Act 1956, Shri Sunil Kumar Sharma, as Executive Vice
 Chairman of the Company for a further period of 5
years with effect from 18 MAR 2009 on the
remuneration and terms & conditions as specified;
pursuant to Section 198 and all other applicable
provisions of the Companies Act 1956, the
remuneration as specified be paid as minimum
remuneration to Shri Sunil Kumar Sharma
notwithstanding that in any FY of the Company during
his tenure as Executive Vice Chairman, the Company
has made no profits or profits are inadequate; and
authorize the Board of Directors of the Company to
after or vary the terms of appointment of the
appointee including relating to remuneration, as it
may at its discretion, deem fit, from time to time,
provided that the remuneration is within the limit
laid down in the then subsisting respective

PROPOSAL #6.: Re-appoint, pursuant to Sections 198,                        ISSUER          YES          FOR               FOR
269, 309, 310 and 311 read with Schedule XIII and
other applicable provisions, if any, of the Companies
 Act 1956, Shri Pankaj Gaur as Jt. Managing Director
[Construction] of the Company for a further period of
 5 years with effect from 01 JUL 2009 on the
remuneration and terms & conditions as specified;
that pursuant to Section 198 and all other applicable
 provisions of the Companies Act, 1956, the
remuneration as specified be paid as minimum
remuneration to Shri Pankaj Gaur notwithstanding that
 in any FY of the Company during his tenure as Jt.
Managing Director [Construction], the Company has
made no profits or profits are in adequate; and
authorize the Board of Directors of the Company, to
alter or vary the terms of appointment of the
appointee including relating to remuneration, as it
may at its discretion, deem fit, from time to time
provided that the remuneration is within the limit
laid down in then subsisting respective provisions of
 the Companies Act, 1956

PROPOSAL #7.: Authorize the Board, pursuant to                             ISSUER          YES          FOR               FOR
Sections 198, 269, 309, 310 and 311 read with
Schedule XIII and other applicable provisions, if
any, of the Companies Act 1956, to there appointment
of Shri S.D. Nailwal as Whole-time Director of the
Company for a further period of 5 years with effect
from 01 JUL 2009 on the remuneration and terms &
conditions as specified; pursuant to Section 198 and
all other applicable provisions of the Companies Act,
 1956, the remuneration as specified paid as minimum
remuneration to Shri S. D. Nailwal notwithstanding
that in any FY of the Company during his tenure as
Whole-time Director, the Company has made no profits
or profits are inadequate; and authorize the Board of
 Directors of the Company to alter or vary the terms
of appointment of the appointee including relating to
 remuneration, as it may at its discretion, deem fit,
 from time to time, provided that the remuneration is
 within the limit laid down in then subsisting
respective provisions of the Companies Act 1956

PROPOSAL #8.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company [which expression shall include any
Committee of the Board duly constituted/to be
constituted], in terms of Section 293(1)(a) and other
 applicable provisions, if any, of the Companies Act,
 1956, to mortgage and/or charge, in favour of the
respective lenders/trustees, subject to the-existing
charges: i) immovable and movable properties of the
Company, wheresoever situate, present and future, in
such manner as may be decided in consultation with
the Financial Institution/Debenture Trustee to or in
favour of IDBI Trusteeship Services Limited acting as
 Trustee to secure 3000-11.80% redeemable, non
convertible debentures [NCDs] of the Company of INR10
 lacs each for cash at par, aggregating INR 300
crores and 1500-12.40% redeemable, Non Convertible
Debentures [NCDs] of the Company of INR 10 lacs each
for cash at par, aggregating INR 150 Crores both
privately placed with Life Insurance Corporation of
India [LIC]; ii) entire immovable & movable fixed
assets of the Company, wheresoever  situate, present
and future [except where exclusive charge has been
created in favour of lenders] as first pari passu
charge, in such manner as agreed/may be agreed
between the Company and the respective
Lenders/Trustees, to secure the
loans/debentures/financial assistance of., INR 100
Crores granted by State Bank of Hyderabad; INR 200
Crores granted by Allahabad Bank; INR 50 Crores
granted by the Karur Vysya Bank Limited [to be
secured byway of pari passu charge on fixed assets of
 Sidhi Cement Plant with the existing lenders of the
Sidhi Cement Plant] INR 50 Crores granted by Yes Bank
 Limited [to be secured by way of pari passu charge
on fixed assets of Sidhi Cement Plant with the
existing lenders of the Sidhi Cement Plant], INR 160
Crores granted by UCO Bank [to be secured by way of
exclusive charge on the fixed assets of Cement
Grinding Unit at Roorkee] INR 80 Crores granted by
ING Vysya Bank Limited [to be secured by way of pari
passu charge on the fixed assets of Jaypee Himachal
Cement Project with the existing lenders of Jaypee
Himachal Cement Project], INR 400 Crores through
secured Non-Convertible Debentures subscribed by Axis
 Bank Ltd., in favour of Axis Trustee Services
Limited, INR 60 Crores towards additional Working
Capital by way of Second Charge on fixed assets of
the Company, together with interest thereon at the
respective agreed rates, compound interest,
additional interest, liquidated damages, premia on
prepayment, costs, charges, expenses, Trustees
remuneration and other monies payable by the Company
to LIC/ Debenture Trustees and to the said lenders in
 respect of the aforesaid facilities under debenture
subscription/loan agreement entered/to be entered

PROPOSAL #9.: Authorize the Company in terms of                            ISSUER          YES          FOR               FOR
Section 293(1)(a) and other applicable provisions, if
 any, of the Companies Act, 1956, [including any
amendment thereto or re-enactment thereof]
[hereinafter referred to as the Act], the provisions
of the Securities and Exchange Board of India [issue
and Listing of Debt Securities] Regulations, 2008,
the provisions of the Securities and Exchange Board
of India [Debenture Trustees] Regulations, 1993, the
provisions of the Foreign Exchange Management Act,
1999 and the rules and regulations there under, to
the Board of Directors of the Company [which
expression shall include any Committee thereof, duly
constituted or to be constituted] to create a further
 mortgage and/or charge, on such terms and conditions
 and at such time(s) and in such form and manner, and
 with such ranking as to priority as the Board in its
 absolute discretion thinks fit, on the whole or
substantially the whole of the Company's, any one or
more of the undertakings or all of the undertakings,
including present or future properties, whether
immovable or movable, comprised in any undertaking of
 the Company, as may be agreed to in favour of the
bank or banks, Financial Institutions, person(s),
hereinafter referred to as the lenders, and/or
trustees to secure borrowings upto an aggregate
amount not exceeding INR 4000,00,00,000 as approved
at the meeting of the Board of Directors held on 27
APR 2009, together with interest at the respective
agreed rates by issue of the secured and/or unsecured
 and/ or partly secured Non Convertible Debentures to
 be issued in one or more tranches, from one or more
lenders/investors, inside or outside India, by way of
 public offer or private placement, whether listed on
 an Indian or overseas stock exchange [whether on
issue or subsequent to issue], in US Dollars or in
Indian rupees or partly in Indian rupees and partly
in US Dollars, or in any other currency or currencies
 [including raising different tranches in different
currencies or denominating the principal amount
payable in one currency and interest in another] as
may be determined by the Board in the best interests
of the Company subject to the aforesaid cap of INR
4000,00,00,000, in 1 or more tranches and at one or
more occasions at the sole discretion of the Board,
at such commercial terms and conditions as to
interest rate, and other terms and conditions [for
each tranche /occasion] as may be determined by the
Board at its sole discretion together with interest,
at the respective agreed rates, compound interest,
additional interest, commitment charges, costs,
charges, expenses and other monies covered by the
aforesaid financial assistance under the respective
documents, entered into by the Company in respect of
the said debentures/bonds /other instrument(s) in
terms of their issue; the securities to be created by
 the Company aforesaid may rank prior/pad
passu/second ranking charge on the present and future
 assets of the Company, prior/pari passu/subservient
with/to the mortgages and/or charges already created

PROPOSAL #10.: Approve, the consent of the Members of                      ISSUER          YES        AGAINST           AGAINST
 the Company be granted in terms of Section 293(1)(a)
 and other applicable provisions, if any, of the
Companies Act 1956, to create mortgage and/or charge,
 on such terms and conditions and at such time(s) and
 in such form and manner, and with such ranking as to
 priority as the, Board in its absolute discretion
may deem fit, on the whole or substantially the whole
 of the Company's' any 1 or more of the undertakings
or all of the undertakings, including present or
future properties, whether immovable or movable,
comprised in any undertaking of the Company, as may
be agreed to in favour of the Bank(s), Financial
Institution(s) or other person(s), hereinafter
referred to as the lenders, and/or trustees to secure
 the borrowings up to an aggregate amount not
exceeding INR 25,000 Crores together with interest at
 the respective agreed rates by way of loans or by
issue of non-convertible debentures, bonds, term
loans, and/or other instruments including foreign
currency borrowings, as the Board may in its absolute
 discretion deem fit, to be issued in one or more
tranches, to Indian/ foreign banks, institutions,
investors, mutual funds, companies, other corporate
bodies, resident/non-resident Indians, foreign
nationals, and other eligible: investors, and upon
such terms and conditions, as may be decided by the
Board, including any increase as a result of
devaluation/revaluation or fluctuation in the rates
of exchange, together with interest, at the
respective agreed. rates, compound interest,
additional interest, liquidated damages, commitment
charges, premia on prepayment or on redemption,
costs, charges, expenses and other monies covered by
the aforesaid financial assistance under the
respective documents, entered into by the Company in
respect of the said debentures/bonds/term loans/other
 instrument(s) in terms of their issue; the
securities to be created by the Company as aforesaid
may rank prior/pad passu/subservient with/to the
mortgages and/or charges already created or to be
created in future by the Company and as may be agreed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAMES HARDIE INDUSTRIES NV
  TICKER:                N/A             CUSIP:     N4723D104
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual report and                      ISSUER          NO           N/A               N/A
 the accounts for the FYE 31 MAR 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          NO           N/A               N/A
FYE 31 MAR 2008

PROPOSAL #3.: Ratify Ernst & Young LLP as the                              ISSUER          NO           N/A               N/A
Auditors for the FY commencing 01 APR 2008

PROPOSAL #4.A: Re-elect Mr. David Andrews to the                           ISSUER          NO           N/A               N/A
Supervisory and Joint Boards

PROPOSAL #4.B: Re-elect Mr. David Harrison to the                          ISSUER          NO           N/A               N/A
Supervisory and Joint Boards

PROPOSAL #5.A: Re-elect Mr. Russell Chenu as a                             ISSUER          NO           N/A               N/A
Managing Board Director

PROPOSAL #5.B: Re-elect Mr. Robert Cox as a Managing                       ISSUER          NO           N/A               N/A
Board Director

PROPOSAL #6.A: Approve the participation of Mr. David                      ISSUER          NO           N/A               N/A
 Andrews in Supervisory Board Share Plan

PROPOSAL #6.B: Approve the participation of Mr. David                      ISSUER          NO           N/A               N/A
 Harrison in Supervisory Board Share Plan

PROPOSAL #7.: Amend Long Term Incentive Plan [LTIP]                        ISSUER          NO           N/A               N/A

PROPOSAL #8.: Approve the Deferred Bonus Program for                       ISSUER          NO           N/A               N/A
Mr. L. Gries

PROPOSAL #9.A: Approve the participation of Mr. Louis                      ISSUER          NO           N/A               N/A
 Gries in Restricted Stock Plan

PROPOSAL #9.B: Approve the participation of Mr.                            ISSUER          NO           N/A               N/A
Russell Chenu in Restricted Stock Plan

PROPOSAL #9.C: Approve the participation of Mr.                            ISSUER          NO           N/A               N/A
Robert Cox in Restricted Stock Plan

PROPOSAL #10.A: Approve the Executive Incentive Bonus                      ISSUER          NO           N/A               N/A
 Plan for Mr. Louis Gries

PROPOSAL #10.B: Approve the Executive Incentive Bonus                      ISSUER          NO           N/A               N/A
 Plan for Mr. Russell Chenu

PROPOSAL #10.C: Approve the Executive Incentive Bonus                      ISSUER          NO           N/A               N/A
 Plan for Mr. Robert Cox

PROPOSAL #11.: Approve to renew the authority for the                      ISSUER          NO           N/A               N/A
 Company to repurchase its own shares

PROPOSAL #12.: Approve to reduce the issued share                          ISSUER          NO           N/A               N/A
capital by cancellation of repurchased shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAPAN AIRLINES CORPORATION
  TICKER:                N/A             CUSIP:     J26006106
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations,  Allow
Company to Repurchase its Own Shares

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAPAN PETROLEUM EXPLORATION CO.,LTD.
  TICKER:                N/A             CUSIP:     J2740Q103
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JAPAN TOBACCO INC.
  TICKER:                N/A             CUSIP:     J27869106
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JARDINE CYCLE & CARRIAGE LTD
  TICKER:                N/A             CUSIP:     Y43703100
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008 together with the reports of
the Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of a final 1-tier                        ISSUER          YES          FOR               FOR
tax exempt dividend of USD 0.36 per share for the YE
31 DEC 2008 as recommended by the Directors

PROPOSAL #3.: Approve the payment of additional                            ISSUER          YES          FOR               FOR
Directors' fees of up to SGD 15,000 for the YE 31 DEC
 2008 and Directors' fees of up to SGD 502,000 for
the YE 31 DEC 2009

PROPOSAL #4.A: Re-elect Mr. James Watkins as a                             ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #4.B: Re-elect Mr. Datuk Azlan Bin Mohd                           ISSUER          YES          FOR               FOR
Zainol as a Director, who retires pursuant to Article
 94 of the Articles of Association of the Company

PROPOSAL #4.C: Re-elect Mr. Cheah Kim Teck as a                            ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #4.D: Re-elect Mr. Mark Greenberg as a                            ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #5.: Authorize Mr. Boon Yoon Chiang to                            ISSUER          YES          FOR               FOR
continue to act as a Director of the Company from the
 date of this AGM until the next AGM, pursuant to
Section 153(6) of the Companies Act, Chapter 50

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #7.: Transact any other business                                  ISSUER          NO           N/A               N/A

PROPOSAL #8.A: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to: issue shares in the capital of the Company
[Shares] whether by way of rights, bonus or
otherwise; and/or make or grant offers, agreements or
 options [collectively, Instruments] that might or
would require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may in their
absolute discretion deem fit; and [notwithstanding
the authority conferred by this resolution may have
ceased to be in force] issue shares in pursuance of
any instrument made or granted by the Directors while
 this resolution was in force, provided that: the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
shares in the capital of the Company [as calculated
in accordance with this resolution], of which the
aggregate number of shares to be issued other than on
 a pro-rata basis to shareholders of the Company
[including shares to be issued in pursuance of
instruments made or granted pursuant to this
resolution] does not exceed 20% of the issued shares
[excluding treasury shares] in the capital of the
Company [as specified]; [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited] for the purpose
of determining the aggregate number of shares that
may be issued under this resolution, the percentage
of issued shares shall be based on the number of
issued shares in the capital of the Company at the
time of the passing of this resolution, after
adjusting for: a) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time of the passing
 of this resolution; and b) any subsequent
consolidation or subdivision of shares; in exercising
 the authority conferred by this resolution, the
Company shall comply with the provisions of the
Listing Manual of the Singapore Exchange Securities
Trading Limited for the time being in force [unless
such compliance has been waived by the Singapore
Exchange Securities Trading Limited] and the Articles
 of Association for the time being of the Company;
and [Authority expires the earlier of the conclusion
of the next AGM of the Company or the date by which
the next AGM of the Company is required by Law to be
held, whichever is the earlier]

PROPOSAL #8.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, for the purposes of Sections 76C and 76E of
the Companies Act, Chapter 50 [the Act], to purchase
or otherwise acquire issued ordinary shares in the
capital of the Company [Shares] not exceeding in
aggregate the Prescribed Limit [as hereafter
defined], at such price or prices as may be
determined by the Directors from time to time up to
the Maximum Price [as hereafter specified], whether
by way of: market purchases [each a Market Purchase]
on the Singapore Exchange Securities Trading Limited
[SGX-ST]; and/or off-market purchases [each an Off-
Market Purchase] effected otherwise than on the SGX-
ST in accordance with any equal access schemes as may
 be determined or formulated by the Directors as they
 consider fit, which schemes shall satisfy all the
conditions prescribed by the Act, and otherwise in
accordance with all other laws, regulations and rules
 of the SGX-ST as may for the time being be
applicable, [the Share Purchase Mandate]; [Authority
expires the earlier of the date on which the next AGM
 of the Company is held; the date the date by which
the next AGM of the Company required By Law to be
held]; authorize the Directors of the Company to
complete and do all such acts and things (including
executing such documents as may be required) as they
may consider expedient or necessary to give effect to
 the transactions contemplated by this Resolution

PROPOSAL #8.C: Authorize the Company, for the                              ISSUER          YES          FOR               FOR
purposes of Chapter 9 of the Listing Manual [Chapter
9] of the Singapore Exchange Securities Trading
Limited, its subsidiaries and associated Companies
that are considered to be entities at risk under
Chapter 9, or any of them, to enter into any of the
transactions falling within the types of interested
person transactions as specified, such transactions
are made on normal commercial terms and in accordance
 with the review procedures for interested person
transactions as specified [the General Mandate];
[Authority expires at the conclusion of the next AGM
of the Company]; and authorize the Directors of the
Company to complete and do all such acts and things
[including executing all such documents as may be
required] as they may consider expedient or necessary
 or in the interests of the Company to give effect to
 the general mandate and/or this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JARDINE MATHESON HLDGS LTD
  TICKER:                N/A             CUSIP:     G50736100
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                           ISSUER          YES          FOR               FOR
statements and the Independent Auditors report for
the YE DEC 31 2008, and to declare a final dividend

PROPOSAL #2.: Re-elect Mr. Jenkin Hui as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Re-elect Mr. R. C. Kwok as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Re-elect Mr. James Riley as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Re-appoint the Auditors and authorize                        ISSUER          YES        AGAINST           AGAINST
the Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors during the                           ISSUER          YES          FOR               FOR
relevant period of all powers of the Company to allot
 or issue shares and to make and grant offers,
agreements and options which would or might require
shares to be allotted, issued or disposed of during
or after the end of the relevant period up to an
aggregate nominal amount of USD 52.1 million; the
aggregate nominal amount of share capital allotted or
 agreed conditionally or unconditionally to be
allotted wholly for cash [whether pursuant to an
option or otherwise] by the Directors pursuant to the
 approval in above paragraph, otherwise than pursuant
 to a rights issue [for the purposes of this
resolution, rights issue' being an offer of shares or
 other securities to holders of shares or other
securities on the register on a fixed record date in
proportion to their then holdings of such shares or
other securities or otherwise in accordance with the
rights attaching thereto [subject to such exclusions
or other arrangements as the Directors may deem
necessary or expedient in relation to fractional
entitlements or legal or practical problems under the
 Laws of, or the requirements of any recognized
regulatory body or any Stock Exchange in, any
territory], or the issue of shares pursuant to the
Company's Employee Share Purchase Trust, shall not
exceed USD 7.8 million; [Authority expires the
earlier of the conclusion of the next AGM or the
expiration of the period within which the next AGM is

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to purchase its own shares, subject to and in
accordance with all applicable Laws and Regulations,
during the relevant period; the aggregate nominal
amount of shares of the Company which the Company may
 purchase pursuant to the approve this resolution
shall be less than 15% of the aggregate nominal
amount of the existing issued share capital of the
Company at the date of this meeting; approve this
resolution shall, where permitted by applicable Laws
and regulations and subject to the limitation in this
 resolution, extend to permit the purchase of shares
of the Company i) by subsidiaries of the Company and
ii) pursuant to the terms of put Warrants or
financial instruments having similar effect [put
Warrants] whereby the Company can be required to
purchase its own shares, provided that where put
Warrants are issued or offered pursuant to a Rights
Issue [as specified in Resolution 6] the price which
the Company may pay for shares purchased on exercise
of Put Warrants shall not exceed 15% more than the
average of the market quotations for the shares for a
 period of not more than 30 nor less than the 5
dealing days falling 1 day prior to the date of any
public announcement by the Company of the proposed
issue of Put Warrants; [Authority expires the earlier
 of the conclusion of the next AGM or the expiration
of the period within which the next AGM is to be held

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JBS S A
  TICKER:                N/A             CUSIP:     P59695109
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Amend the Company's Corporate Bylaws,                        ISSUER          YES          FOR               FOR
to include a new Article expressly and categorically
prohibiting the Company and any of its subsidiaries,
be they direct or indirect, to enter into any
contracts for the sale of shares, if the company in
question does not have the sale of shares included
within its Corporate purpose, in accordance with the
proposal approved by the Board of Directors of the
Company

PROPOSAL #II.: Amend the Section III of the Corporate                      ISSUER          YES          FOR               FOR
 Bylaws of the Company to review the composition and
authority of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JBS S A
  TICKER:                N/A             CUSIP:     P59695109
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the administrators accounts,                         ISSUER          YES          FOR               FOR
the financial statements and the Independent Auditors
 report regarding the FYE on 31 DEC 2008

PROPOSAL #2.: Approve the allocation of the results                        ISSUER          YES          FOR               FOR
from the FYE on 31 DEC 2008 and the distribution of
the total amount of BRL 102,254,642.23 to the
shareholders of the Company on 30 MAR 2009, as
payment of dividends, with the exclusion of the
shares held in treasury on 30 MAR 2009

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #4.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee

PROPOSAL #5.: Approve to set the total annual payment                      ISSUER          YES          FOR               FOR
 for the Members of the Board of Directors and the
Members of the Finance Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JBS S A
  TICKER:                N/A             CUSIP:     P59695109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Amend the Company's Corporate Bylaws,                        ISSUER          YES          FOR               FOR
to include a new Article expressly and categorically
prohibiting the Company and any of its subsidiaries,
be they direct or indirect, to enter into any
contracts for the sale of shares, if the company in
question does not have the sale of shares included
within its Corporate purpose, in accordance with the
proposal approved by the Board of Directors of the
Company

PROPOSAL #II.: Amend the Section III of the Corporate                      ISSUER          YES          FOR               FOR
 Bylaws of the Company to review the composition and
authority of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JBS S A
  TICKER:                N/A             CUSIP:     P59695109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the administrators accounts,                         ISSUER          YES          FOR               FOR
the financial statements and the Independent Auditors
 report regarding the FYE on 31 DEC 2008

PROPOSAL #2.: Approve the allocation of the results                        ISSUER          YES          FOR               FOR
from the FYE on 31 DEC 2008 and the distribution of
the total amount of BRL 102,254,642.23 to the
shareholders of the Company on 30 MAR 2009, as
payment of dividends, with the exclusion of the
shares held in treasury on 30 MAR 2009

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #4.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee

PROPOSAL #5.: Approve to set the total annual payment                      ISSUER          YES          FOR               FOR
 for the Members of the Board of Directors and the
Members of the Finance Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JC DECAUX SA, NEUILLY SUR SEINE
  TICKER:                N/A             CUSIP:     F5333N100
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the reports of the executive                        ISSUER          YES          FOR               FOR
committee, the Supervisory Board and the Auditors;
approve the Company's financial statements for the YE
 31 DEC 2008, as showing income of: EUR
130,410,808.73; accordingly, the shareholders meeting
 gives permanent discharge to the members of the
Executive Committee and to those of the Supervisory
Board for the performance of their duties during the

PROPOSAL #O.2: Receive the reports of the Executive                        ISSUER          YES          FOR               FOR
Committee, the Supervisory Board and the Auditors;
approve the consolidated financial statements for the
 said FY, in the form presented to the meeting

PROPOSAL #O.3: Receive the report of the Executive                         ISSUER          YES          FOR               FOR
Committee, and the remarks of the Supervisory Board,
notices that: the earning for the FYE amounts to: EUR
 130,410,808.73, the other reserves amount to: EUR
614,388,600.47, resolves the following appropriation
to the other reserves: EUR 130,410,808.73; following
this appropriation, the other reserves amount to EUR
744,799,409.20 and the legal reserve amounts to EUR
340,055.75 as required by Law; it is reminded that,
for the last three FY's, the dividends paid, were as
follows: EUR 0.40 for FY 2005, entitled to the 40%
deduction provided by the French general tax code,
EUR 0.42 for FY 2006, entitled to the 40% deduction
provided by the French general tax code, EUR 0.44 for
 FY 2007, entitled to the 40% deduction provided by
the French general tax code

PROPOSAL #O.4: Approve the charges and the expenses                        ISSUER          YES          FOR               FOR
that were not tax-deductible of EUR 61,809.66 with a
corresponding tax of EUR 21,281.00

PROPOSAL #O.5: Approve to renew the appoint Mr. Jean-                      ISSUER          YES          FOR               FOR
Claude De Caux as a Supervisory Board Member for a 3-
year period

PROPOSAL #O.6: Approve to renew the appoint Mr. Jean-                      ISSUER          YES          FOR               FOR
Pierre De Caux as a Supervisory Board Member for a 3-
year period

PROPOSAL #O.7: Approve to renew the appoint Mr.                            ISSUER          YES          FOR               FOR
Pierre-Alain Pariente as a Supervisory Board Member
for a 3-year period

PROPOSAL #O.8: Approve to renew the appoint Mr.                            ISSUER          YES          FOR               FOR
Xavier De Sarrau as a Supervisory Board Member for a
3-year period

PROPOSAL #O.9: Approve to renew the appoint Mr.                            ISSUER          YES          FOR               FOR
Pierre Mutz as a Supervisory Board Member for a 3-

PROPOSAL #O.10: Receive the special report of the                          ISSUER          YES        AGAINST           AGAINST
Auditors, notes there is no new agreement and
authorize the Supervisory Board for FYE 31 DEC 2008

PROPOSAL #O.11: Authorize the Executive Committee to                       ISSUER          YES        AGAINST           AGAINST
Buyback the Company's shares on the open market,
subject to the conditions described below: maximum
purchase price: EUR 20.00, maximum number of shares
to be acquired: 10% of the Company's capital, i.e. on
 31 DEC 2008; 221,270,597 shares maximum funds
invested in the share buybacks: EUR 442,541,180.00
the number of shares acquired by the Company with a
view to their retention or their subsequent delivery
in payment or exchange as part of a merger,
divestment or capital contribution cannot exceed 5%
of its share capital [authority expires for 18-months
 period]; it supersedes the fraction unused of any
and all earlier delegations to the same effect; the
shareholders' meeting delegates all powers to the
Executive Committee to all necessary measure and
accomplish all necessary formalities

PROPOSAL #E.12: Approve the delegates all powers to                        ISSUER          YES        AGAINST           AGAINST
the executive committee to increase the share capital
 on one or more occasions, in France or abroad, by
issuance, with the shareholders' preferred
subscription rights maintained, of shares, the
preference shares being excluded, or securities
giving access to the Company's capital and, or the
issue of securities giving right to the allocation of
 debt securities; the maximal nominal amount of
capital increases to be carried out under this
delegation of authority shall not exceed EUR
2,300,000.00 overall maximum nominal amount of
capital increases to be carried out by virtue of the
present delegation and by virtue of the Delegation 13
 to 19 is fixed at EUR 2,300,000.00; the
shareholders' meeting delegates all powers to the
Executive Committee to take all necessary measures
and accomplish all necessary formalities; [Authority
expires for 26-months period]; it supersedes the
fraction unused of any and all earlier delegations to

PROPOSAL #E.13: Approve to the executive committee to                      ISSUER          YES        AGAINST           AGAINST
 increase on one or more occasions, in France or
abroad, by way of a public offer or by way of an
offer Governed by Article L. 441-2-II of the French
monetary and financial code, the share capital, by
issuance, with cancellation of the shareholders'
preferred subscription rights, of shares, the
preference shares being excluded, or securities
giving access to the Company' capital and, or the
issue of securities giving right to the allocation of
 debt securities; these securities may be issued in
consideration for securities tendered in a public
exchange offer in France or abroad concerning the
shares of another Company; the maximal nominal amount
 of capital increases to be carried out under this
delegation of authority shall not exceed EUR
2,300,000.00, this amount shall count against the
amount of the overall ceiling set forth in Resolution
 12 the shareholders' meeting delegates all powers to
 the executive Committee to take all necessary
measures and accomplish all necessary formalities
[authority expires for a 26-months period]; it
supersedes the fraction unused of any and all earlier
 delegations to the same effect

PROPOSAL #E.14: Grant authority for the executive                          ISSUER          YES          FOR               FOR
committee to increase the share capital, up to 10% of
 the share capital, I.E. 221,270,597 shares, by way
of issuing shares [the preference shares being
excluded] or securities giving access to the capital,
 in consideration for the contributions in kind
granted to the Company and comprised of capital
securities or securities giving access to share
capital the nominal amount of capital increases to be
 carried out by virtue of the present resolution
shall count against the nominal ceiling of the
capital increases with cancellation of the
preferential subscription rights, and authorize the
present meeting in Resolution 13 and, against the
amount of the overall ceiling set forth in Resolution
 12 or the overall ceiling set forth in later
resolutions to the same effect; the shareholders'
meeting delegates all powers to the Executive
Committee to take all necessary measures and
accomplish all necessary formalities; this delegation
 is granted for a 26-month period; it supersedes the
fraction unused of any and all earlier delegations to

PROPOSAL #E.15: Grant authority for the Executive                          ISSUER          YES          FOR               FOR
Committee to increase the share capital, in 1 or more
 occasions and at its sole discretion, by a maximum
nominal amount of EUR 2,300,000.00, by way of
capitalizing premiums, reserves, profits or other
means, provided that such capitalization is allowed
by Law and under the By-Laws, by issuing bonus shares
 or raising the par value of existing shares, or by a
 combination of these methods; this amount shall
count against the amount of the overall ceiling set
forth in Resolution 12; to take all necessary
measures and accomplish all necessary formalities
[Authority is give for a 26-month period]; it
supersedes the fraction unused of any and all earlier
 delegations to the same effect

PROPOSAL #E.16: Grant authority for the executive                          ISSUER          YES        AGAINST           AGAINST
committee to increase the number of securities to be
issued with or without preferential subscription
right of shareholders, at the same price as the
initial issue, within 30 days of the closing of the
subscription period and up to maximum of 15% of the
initial issue; the amount of capital increases to be
carried out by virtue to the present resolution shall
 count against the amount of the overall ceiling set
forth in Resolution 12; in the event of a capital
increase with cancellation of the preferential
subscription rights against the amount of the ceiling
 set forth in Resolution 13; [Authority is granted
for a 26-month period]

PROPOSAL #E.17: Grant authority for the executive                          ISSUER          YES          FOR               FOR
committee to increase the share capital, on 1 or more
 occasions, by way of issuing shares or securities
giving access to the capital, in favour of members of
 1 or several Company Savings Plans; [Authority is
given for a 26-month period] and for a nominal amount
 that shall not exceed EUR 20,000.00; the maximum
nominal amount of capital increases to be carried out
 by virtue of the present delegation shall count
against the overall ceiling set forth in Resolution
12; this delegation of powers supersedes any all
earlier delegations to the same effect ; the
shareholders' meeting decides to cancel the
shareholders' preferential subscription rights in
favour of the beneficiaries mentioned above; to take
all necessary measures and accomplish all necessary
formalities

PROPOSAL #E.18: Grant authority for the executive                          ISSUER          YES        AGAINST           AGAINST
committee to grant 1 or more transactions, to
employees and Corporate Officers or groups, options
giving the right either to subscribe for new shares
in the Company to be issued through a capital
increase, or to purchase existing shares purchased by
 the Company, it being provide that the options shall
 not given rights to a total number of shares, which
shall not exceed 4% of the share capital; the nominal
 amount to be carried out by virtue of the present
delegation shall count against the overall ceiling
set forth Resolution 12; to take all necessary
measures and accomplish all necessary formalities
[Authority is give for a 26-month period]; it
supersedes the fraction unused of any and all earlier
 delegations to the same effect

PROPOSAL #E.19: Grant authority for the executive                          ISSUER          YES        AGAINST           AGAINST
committee to grant for free, on 1 or more occasions,
existing or future shares, the preference shares
being exclude, in favour of the employees or the
Corporate Officers of the Company and related
Companies or groups; they may not present more than
0.50% of the share capital; the maximum nominal
amount of capita increases to be carried out by
virtue of the present delegation shall count against
the overall ceiling set forth in Resolution 12; the
shareholders' meeting decides to cancel the
shareholders' preferential subscription rights in
favour of the beneficiaries mentioned above; to take
all necessary measures and accomplish all necessary
formalities [Authority is give for a 26-month
period]; it supersedes the fraction unused of any and
 all earlier delegations to the same effect

PROPOSAL #E.20: Grant authority for the executive                          ISSUER          YES          FOR               FOR
committee to reduce the share capital, on one or more
 occasions, by canceling all or part of the shares
held by the Company in connection with a Stock
Repurchase Plan, up to a maximum of 10% of the share
capital over a 24-months period; the shareholders'
meei9ng delegates all powers to the Executive
Committee to take all necessary measures and
accomplish all necessary formalities; [Authority
expires for 148-months period]; it supersedes any and
 all earlier delegations to the same effect

PROPOSAL #E.21: Amend the Article 16 of the Bylaws:                        ISSUER          YES          FOR               FOR
reduce the maximum duration of the term of office of
the Supervisory Board's Members to 4 years

PROPOSAL #E.22: Amend the Article 17 of the Bylaws                         ISSUER          YES        AGAINST           AGAINST
and to re-number Articles 18 to 27 of the Bylaws

PROPOSAL #E.23: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed ByLaw

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JERUSALEM ECONOMIC CORPORATION, JERUSALEM
  TICKER:                N/A             CUSIP:     M6186V100
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Directors Report for the year 2008

PROPOSAL #2.1: Re-appoint Mr. Chaim Eliezer Fishman,                       ISSUER          YES          FOR               FOR
as an Officiating Director

PROPOSAL #2.2: Re-appoint Mr. Ronit Even, as an                            ISSUER          YES        AGAINST           AGAINST
Officiating Director

PROPOSAL #2.3: Re-appoint Mr. Anat Manipaz, as an                          ISSUER          YES        AGAINST           AGAINST
Officiating Director

PROPOSAL #2.4: Re-appoint Mr. Ayal Fishman, as an                          ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.5: Re-appoint Mr. Hillel Peled, as an                          ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.6: Re-appoint Mr. Yehiel Ziskind, as an                        ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.7: Re-appoint Mr. Ran Oren, as an                              ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.: Re-appoint the Accountant Auditors and                       ISSUER          YES          FOR               FOR
authorize the Board to fix their fees

PROPOSAL #4.: Amend the provisions of the Articles of                      ISSUER          YES          FOR               FOR
 Association relating to D&O indemnity undertakings
so as to reflect updated provisions of the Companies
Law, the amended provisions do not limit the
indemnity amount

PROPOSAL #5.: Approve the issue of an indemnity                            ISSUER          YES          FOR               FOR
undertaking to the controlling shareholder Mr.
Eliezer Fishman, Chairman, and his children, Mr. Anat
 Manipaz and Mr. Ayal Fishman, Directors, limited in
the aggregate to 25% of the shareholders equity

PROPOSAL #6.: Approve, as in item 5 in respect of D&O                      ISSUER          YES          FOR               FOR
 who are not owners of means of control

PROPOSAL #7.: Amend the Articles so as provide that                        ISSUER          YES          FOR               FOR
for so long as a controlling shareholder is a
Director, the Company must have 3 Independent
Directors including 2 External Directors and so as to
 provide that a person who is not a director may be
appointed as a member of a Board committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JERUSALEM ECONOMY LTD.
  TICKER:                N/A             CUSIP:     M6186V100
  MEETING DATE:          11/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to discuss about the financial                       ISSUER          YES          FOR               FOR
statements and Directors' report for the year 2007

PROPOSAL #2.: Re-appoint Messrs. Eliezer Fishman,                          ISSUER          YES          FOR               FOR
Ronit Even, Anat Manipaz, Hillel Peled, Yehiel
Susskind and Ran Oren as the Officiating Directors;
and the External Directors continue in office by
provision of law

PROPOSAL #3.: Re-appoint the Acountant-Auditors and                        ISSUER          YES          FOR               FOR
receive a report as to their remuneration

PROPOSAL #4.: Approve a transaction relating to                            ISSUER          YES          FOR               FOR
investment cooperation between the Company which is
controlled [80%] by Mr. Eliezer Fishman, the
Company's subsidiary [71%] Industrial Buildings
Limited and Darban Investments Limited which is also
controlled [56%] by Mr. Fishman, with regard to real
estate in Thailand by means of a Joint Company to be
owned 40% by the Company, 40% Industrial Buildings
and 20% by the Darban

PROPOSAL #5.: Approve a transaction by the Joint                           ISSUER          YES          FOR               FOR
Company with Merhav Company [a third party
unconnected with the Company or Mr. Fishman] which
operates private planes including one that is owned
by Mr. Fishman, for participation in air travel
expenses for the purpose of the Joint Company by
means of the private plane; the consideration paid to
 Merhav is based upon the number of flight hours and
the length of stay abroad - the Joint Company will
receive a reduction of 10% from the price list of
Merhav; the transaction will remain in force for 3
years; in the event that the flight hours for the
purpose of the Joint Company in any year exceeds 100
flight hours and/or 20 days stay abroad, approval by
the Audit Committee and by the Board of the Company
will be required

PROPOSAL #6.: Approve the payment to Mr. Fishman of                        ISSUER          YES          FOR               FOR
an annual bonus in the years 2009-14 of 4% of the
share of the Company in the profit of the Joint
Company; and that Mr. Fishman will also be entitled
to a bonus of 4% of capital profit ensuing from the
sale of shares in the Joint Company or issue of
shares by the Joint Company

PROPOSAL #7.: Approve the continuation of payment to                       ISSUER          YES          FOR               FOR
Mr. Fishman of management fees during an additional
period commencing JAN 2009 until DEC 2013 or until he
 ceases to hold office as Chairman, whichever is the
earlier, with no change in the amount [the current
annual amount is USD 250,000 paid in Israel currency
at the October 1989 exchange rate and linked to the
Consumer Prices Index of October 1989]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JERUSALEM ECONOMY LTD.
  TICKER:                N/A             CUSIP:     M6186V100
  MEETING DATE:          12/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the discussion about the                             ISSUER          YES          FOR               FOR
financial statements and the Directors' report for
the year 2007

PROPOSAL #2.1: Re-appoint Mr. Eliezer Fishman as an                        ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.2: Re-appoint Mr. Ronit Even as an                             ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.3: Re-appoint Mr. Anat Menifaz as an                           ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.4: Re-appoint Mr. Ayal Fishman as an                           ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.5: Re-appoint Mr. Yechiel Ziskind as an                        ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.6: Re-appoint Mr. Hillel Peled as an                           ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.7: Re-appoint Mr. Ron Oren as an                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.: Re-appoint Kost Forer Gabbay & Kasierer                      ISSUER          YES          FOR               FOR
 as the Accountant Auditors and receive a report as
to their remuneration

PROPOSAL #4.: Approve a transaction relating to                            ISSUER          YES          FOR               FOR
investment cooperation between the Company which is
controlled [80%] by Mr. Eliezer Fishman, the
Company's subsidiary [71%] Industrial Buildings
Limited and Darban Investments Limited which is also
controlled [56%] by Mr. Fishman, with regard to real
estate in Thailand by means of a Joint Company to be
owned 40% by the Company, 40% Industrial Buildings
and 20% by the Darban

PROPOSAL #5.: Approve a transaction by the Joint                           ISSUER          YES        AGAINST           AGAINST
Company with Merhav Company [a third party
unconnected with the Company or Mr. Fishman] which
operates private planes including one that is owned
by Mr. Fishman, for participation in air travel
expenses for the purpose of the Joint Company by
means of the private plane; the consideration paid to
 Merhav is based upon the number of flight hours and
the length of stay abroad; the Joint Company will
receive a reduction of 10% from t he price list of
Merhav; the transaction will remain in force for 3
years; in the event that the flight hours for the
purpose of the Joint Company in any year exceeds 100
flight hours and/or 20 days stay abroad, approval by
the Audit Committee and by the Board of the Company
will be required

PROPOSAL #6.: Approve the payment to Mr. Fishman of                        ISSUER          YES          FOR               FOR
an annual bonus in the years 2009-14 of 4% of the
share of the Company in the profit of the Joint
Company; and that Mr. Fishman will also be entitled
to a bonus of 4% of capital profit ensuing from the
sale of shares in the Joint Company or issue of
shares by the Joint Company

PROPOSAL #7.: Approve the continuation of payment to                       ISSUER          YES          FOR               FOR
Mr. Fishman of management fees during an additional
period commencing JAN 2009 until DEC 2013 or until he
 ceases to hold office as the Chairman, whichever is
the earlier, with no change in the amount [the
current annual amount is USD 250,000 paid in Israel
currency at the OCT 1989 exchange rate and linked to
the Consumer Prices Index of October 1989]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JET AIRWAYS (INDIA) LTD, MUMBAI
  TICKER:                N/A             CUSIP:     Y4440B116
  MEETING DATE:          9/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
balance sheet as at 31 MAR 2008 and the profit and
loss account for the YE on that date and the reports
of the Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. S.G. Pitroda as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Javed Akhtar as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Saroj K. Datta as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Ali Ghandour as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint the Auditors to hold office                          ISSUER          YES          FOR               FOR
from the conclusion of the 16th AGM until the
conclusion of the 17th AGM and approve to fix their

PROPOSAL #S.7: Re-appoint, pursuant to the provisions                      ISSUER          YES          FOR               FOR
 of Sections 198, 269 read with Schedule XIII,
Sections 309, 310, 311 and other applicable
provisions, if any, of the Companies Act, 1956, Mr.
Saroj K. Datta as an Executive Director of the
Company, for the period of 3 years, with effect from
30 SEP 2008 upon the terms and conditions as
specified and as may be approved by the Central
Government; authorize the Board of Directors to alter
 and vary the terms and conditions of the said re-
appointment in such manner as may be agreed to

PROPOSAL #S.8: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 309, 310 and other applicable
provisions, if any, of the Companies Act, 1956 and
subject to such statutory approvals as may be
necessary, to pay as a Commission to the Non-
Executive Directors of the Company, for the FY 2008-
09 a sum not exceeding 1% of the net profits of the
Company calculated in accordance with provisions of
Sections 198, 349, 350 and other provisions, if any,
of the Companies Act, 1956, subject to a ceiling of
INR 600,000 per Non-Executive Director, in addition
to the sitting fees for attending the meetings of the
 Board of Directors and any Committee thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JFE HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J2817M100
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #3.: Amend Articles to:  Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Continuation of the Policy Toward                            ISSUER          YES        AGAINST           AGAINST
Large-scale Purchases of JFE Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JGC CORPORATION
  TICKER:                N/A             CUSIP:     J26945105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Approve Payment of Bonuses to Corporate                       ISSUER          YES          FOR               FOR
Officers

PROPOSAL #3: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JIANG LING MOTORS CO LTD
  TICKER:                N/A             CUSIP:     Y4442C112
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: cash dividend/10 shares [Tax included]: CNY
3.0000; bonus issue from profit [share/10 shares]:
None; bonus issue from capital reserve [share/10
shares]: None

PROPOSAL #5.: Approve the N800 project                                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint the Company's Audit Firm                          ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the continuing connected                             ISSUER          YES          FOR               FOR
transaction framework agreement between a Company

PROPOSAL #8.: Approve the continuing connected                             ISSUER          YES          FOR               FOR
transaction framework agreement between another

PROPOSAL #9.: Approve the continuing connected                             ISSUER          YES          FOR               FOR
transaction framework agreement between a factory
under the above Company

PROPOSAL #10.: Approve the continuing connected                            ISSUER          YES          FOR               FOR
transaction framework agreement between a 3rd Company

PROPOSAL #11.: Approve the continuing connected                            ISSUER          YES          FOR               FOR
transaction framework agreement between a 4th Company

PROPOSAL #12.: Approve the continuing connected                            ISSUER          YES          FOR               FOR
transaction framework agreement between a 5th Company

PROPOSAL #13.: Approve the continuing connected                            ISSUER          YES          FOR               FOR
transaction framework agreement between a 6th Company

PROPOSAL #14.: Approve the continuing connected                            ISSUER          YES          FOR               FOR
transaction framework agreement between a 7th Company

PROPOSAL #15.: Approve the continuing connected                            ISSUER          YES          FOR               FOR
transaction framework agreement between a 8th Company

PROPOSAL #16.: Approve the continuing connected                            ISSUER          YES          FOR               FOR
transaction framework agreement between a 9th Company

PROPOSAL #17.: Approve the E802 engine project                             ISSUER          YES          FOR               FOR

PROPOSAL #18.: Elect a Board Director                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JIANGSU EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y4443L103
  MEETING DATE:          3/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Article 8 and 16 of the                           ISSUER          YES          FOR               FOR
Articles of Association of the Company as specified,
pursuant to the requirements of the Jiangsu
Securities Regulatory Bureau of the China Securities
Regulatory Commission to establish a long-standing
mechanism for further regulation of capital flows
between the listed Company and its major shareholders
 or other connected parties

PROPOSAL #2.: Appoint Mr. Qian Yong Xiang as an                            ISSUER          YES          FOR               FOR
Executive Director of the Company and that an
Executive Director services contract be entered into
with Mr. Qian with a tenure commencing from the date
of the 2009 First EGM and ending on the date of the
2008 AGM

PROPOSAL #3.: Appoint Mr. Yang Gen Lin as a                                ISSUER          YES          FOR               FOR
Supervisor of the Company and that a Supervisor
appointment letter be entered into with Mr. Yang with
 a tenure commencing from the date of the 2009 First
EGM and ending on the date of the 2008 AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JIANGSU EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y4443L103
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the annual budget report for                         ISSUER          YES          FOR               FOR
year 2008

PROPOSAL #4.: Approve the audited accounts and the                         ISSUER          YES          FOR               FOR
Auditor report for the YE 31 DEC 2008

PROPOSAL #5.: Approve the Profit Distribution Scheme                       ISSUER          YES          FOR               FOR
of the Company in respect of the final dividend for
the YE 31 DEC 2008: the Company proposed to declare a
 cash dividend of RMB 0.27 per Share [Tax inclusive]

PROPOSAL #6.: Appoint Deloitte Touche Tohmatsu                             ISSUER          YES          FOR               FOR
Certified Public Accountants Limited and Deloitte
Touche Tohmatsu respectively as the Company's
Domestic and International Auditors with a confirmed
annual remuneration of RMB 2.1 million

PROPOSAL #7.1: Appoint Mr. Shen Chang Quan as a Non-                       ISSUER          YES          FOR               FOR
executive Director of the Company and the signing of
a letter of appointment between the Company and Mr.
Shen with the tenure of office from the date of the
2008 AGM to the date of the 2011 AGM

PROPOSAL #7.2: Appoint Mr. Sun Hong Ning as a Non-                         ISSUER          YES          FOR               FOR
executive Director of the Company and the signing of
a letter of appointment between the Company and Mr.
Sun with the tenure of office from the date of the
2008 AGM to the date of the 2011 AGM

PROPOSAL #7.3: Appoint Mr. Chen Xiang Hui as a Non-                        ISSUER          YES          FOR               FOR
executive Director of the Company and the signing of
a letter of appointment between the Company and Mr.
Chen with the tenure of office from the date of the
2008 AGM to the date of the 2011 AGM

PROPOSAL #7.4: Appoint Madam Zhang Yang as a Non-                          ISSUER          YES          FOR               FOR
executive Director of the Company and the signing of
a letter of appointment between the Company and Madam
 Zhang with the tenure of office from the date of the
 2008 AGM to the date of the 2011 AGM

PROPOSAL #7.5: Appoint Mr. Qian Yongxiang as an                            ISSUER          YES          FOR               FOR
Executive Director of the Company and the signing of
an Executive Director service contract between the
Company and Mr. Qian with the tenure of office from
the date of the 2008 AGM to the date of the 2011 AGM

PROPOSAL #7.6: Appoint Mr. Du Wen Yi as a Non-                             ISSUER          YES        AGAINST           AGAINST
executive Director of the Company and the signing of
a letter of appointment between the Company and Mr.
Du with the tenure of office from the date of the
2008 AGM to the date of the 2011 AGM

PROPOSAL #7.7: Appoint Mr. Cui Xiao Long as a Non-                         ISSUER          YES          FOR               FOR
executive Director of the Company and the signing of
a letter of appointment between the Company and Mr.
Cui with the tenure of office from the date of the
2008 AGM to the date of the 2011 AGM

PROPOSAL #7.8: Appoint Mr. Fan Cong Lai as an                              ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company and
 the signing of an Independent Non-executive Director
 Service Contract between the Company and Mr. Fong
with the tenure of office from the date of the 2008
AGM to the date of the 2011 AGM and an annual
Director's fee of RMB 50,000 [after Tax]

PROPOSAL #7.9: Appoint Mr. Chen Dong Hua as an                             ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company and
 the signing of an Independent Non-executive Director
 Service Contract between the Company and Mr. Fong
with the tenure of office from the date of the 2008
AGM to the date of the 2011 AGM and an annual
Director's fee of RMB 50,000 [after Tax]

PROPOSAL #8.1: Appoint Mr. Yang Gen Lin as a                               ISSUER          YES          FOR               FOR
Supervisor of the Company and the signing of a letter
 of appointment between the Company and Mr. Yang with
 the tenure of office from the date of the 2008 AGM
to the date of the 2011 AGM

PROPOSAL #8.2: Appoint Mr. Zhang Cheng Yu as a                             ISSUER          YES          FOR               FOR
Supervisor of the Company and the signing of a letter
 of appointment between the Company and Mr. Zhang
with the tenure of office from the date of the 2008
AGM to the date of the 2011 AGM

PROPOSAL #8.3: Appoint Madam Hu Yu as a Supervisor of                      ISSUER          YES          FOR               FOR
 the Company and the signing of a letter of
appointment between the Company and Madam Hu with the
 tenure of office from the date of the 2008 AGM to
the date of the 2011 AGM

PROPOSAL #S.9: Amend the reference of the Company's                        ISSUER          YES          FOR               FOR
business licence number in Article 1.2 of the
Articles of Association of the Company from
3200001100976 to 320000000004194

PROPOSAL #S.10: Amend the reference of the Company's                       ISSUER          YES          FOR               FOR
registered address in Article 1.5 of the Articles of
Association of the Company from 238 Maqun Street,
Nanjing City, Jiangsu Province, China to 6 Maqun
Road, Nanjing City, Jiangsu Province, China

PROPOSAL #S.11: Approve to append the following                            ISSUER          YES          FOR               FOR
provision to Article 18.9 of the Articles of
Association of the Company: the accumulated profits
distributed in cash by the Company over the latest 3
years shall represent no less than 30% of the average
 annual distributable profits realized for the latest
 3 years

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JIANGXI COPPER CO LTD
  TICKER:                N/A             CUSIP:     Y4446C100
  MEETING DATE:          3/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the consolidated                         ISSUER          YES          FOR               FOR
supply and services agreement I [the Consolidated
Supply and Services Agreement I] entered into between
 the Company and Jiangxi Copper Corporation [JCC] on
14 JAN 2009 in respect of the supply of various
materials, provision of industrial services and
miscellaneous services by JCC and its subsidiaries
from time to time [other than the Group [as
specified]] to the Company and its subsidiaries from
time to time [collectively, the Group] [as specified]
 and the transactions contemplated there under; the
maximum limit of the amount involved under the
Consolidated Supply and Services Agreement I for the
period from the date on which this resolution is
passed to 31 DEC 2009 and the 2 financial years
ending 31 DEC 2010 and 31 DEC 2011 shall not exceed
RMB 2,651,942,000, RMB 3,122,962,000 and RMB
3,593,292,000 respectively; and authorize any
Director of the Company for and on behalf of the
Company to sign, seal, execute, perfect, deliver and
do all such documents, deeds, acts, matters and
things as he may in his discretion consider necessary
 or desirable or expedient for the purpose of or in
connection with the Consolidated Supply and Services
Agreement I and to make and agree such variations of
a non-material nature in or to the terms of the
Consolidated Supply and Services Agreement I as he
may in his discretion consider to be desirable and in
 the interests of the Company

PROPOSAL #2.: Approve and ratify, the consolidated                         ISSUER          YES          FOR               FOR
supply and services agreement II [the Consolidated
Supply and Services Agreement II] entered into
between the Company and Jiangxi Copper Corporation
[JCC] on 14 JAN 2009 in respect of the supply of
various materials and provision of industrial
services by the Company and its subsidiaries from
time to time [collectively, the Group] to JCC and its
 subsidiaries from time to time [other than the
Group] [as specified] and the transactions
contemplated there under; the maximum limit of the
amount involved under the Consolidated Supply and
Services Agreement II for the period from the date on
 which this resolution is passed to 31 DEC 2009 and
the 2 financial years ending 31 DEC 2010 and 31 DEC
2011 shall not exceed RMB 726,463,000, RMB
904,819,000 and RMB 1,096,005,000 respectively; and
authorize any Director of the Company for and on
behalf of the Company to sign, seal, execute,
perfect, deliver and do all such documents, deeds,
acts, matters and things as he may in his discretion
consider necessary or desirable or expedient for the
purpose of or in connection with the Consolidated
Supply and Services Agreement II and to make and
agree such variations of a non-material nature in or
to the terms of the Consolidated Supply and Services
Agreement II as he may in his discretion consider to

PROPOSAL #3.: Approve and ratify, the financial                            ISSUER          YES        AGAINST           AGAINST
services agreement [the Financial Services Agreement]
 entered into between JCC Finance Company Limited
[JCC Financial] and Jiangxi Copper Corporation [JCC]
on 14 JAN 2009 in respect of the provision of
financial services by JCC Financial to JCC and its
subsidiaries from time to time [other than the
Company and its subsidiaries] [as specified] and the
transactions contemplated there under; the maximum
limit of the amount involved in the credit services
contemplated under the Financial Services Agreement
for the period from the date on which this resolution
 is passed to 31 DEC 2009 and the 2 financial years
ending 31 DEC 2010 and 31 DEC 2011 shall not exceed
RMB 1,842,000,000, RMB 3,192,000,000 and RMB
4,542,000,000 respectively; and authorize any
Director of the Company for and on behalf of the
Company to sign, seal, execute, perfect, deliver and
do all such documents, deeds, acts, matters and
things as he may in his discretion consider necessary
 or desirable or expedient for the purpose of or in
connection with the Financial Services Agreement and
to make and agree such variations of a non-material
nature in or to the terms of the Financial Services
Agreement as he may in his discretion consider to be
desirable and in the interests of the Company

PROPOSAL #4.: Approve, conditional upon Resolution                         ISSUER          YES          FOR               FOR
No. 5 as set out in the notice of the EGM of the
Company dated 23 JAN 2009 convening this meeting
being passed, the Company may send or supply
Corporate Communications to its shareholders of H
Shares [in relation to whom the conditions set out
below are met] by making such Corporate
Communications available on the Company's own website
 and the website of The Stock Exchange of Hong Kong
Limited or in printed forms [in English only, in
Chinese only or in both English and Chinese] and
authorize any Director of the Company for and on
behalf of the Company to sign all such documents
and/or do all such things and acts as the Director
may consider necessary or expedient and in the
interest of the Company for the purpose of effecting
or otherwise in connection with the Company's
proposed communication with its shareholders of H
Shares through the Company's website and the website
of The Stock Exchange of Hong Kong Limited or in
printed forms, the supply of Corporate Communications
 by making such Corporate Communications available on
 the Company's own website and the website of The
Stock Exchange of Hong Kong Limited is subject to the
 fulfillment of the specified conditions: i) each
holder of H shares has been asked individually by the
 Company to agree that the Company may send or supply
 Corporate Communications generally, or the Corporate
 Communications in question, to him by means of the
Company's own website; and ii) the Company has not
received a response indicating objection from the
holder of H shares within a period of 28 days
starting from the date on which the Company's request
 was sent, for purpose of this Resolution, Corporate
Communication(s) means any document issued or to be
issued by the Company for the information or action
of holders of any of its securities, including but
not limited to: (a) the directors' report, its annual
 accounts together with a copy of the auditor's
report and its summary financial report; (b) the
interim report and its summary interim report; (c) a
notice of meeting; (d) a listing document; (e) a

PROPOSAL #S.5: Approve the amendments to the Articles                      ISSUER          YES          FOR               FOR
 of Association of the Company [details of which are
set out in the section headed Proposed Amendments to
the Articles of Association of the Letter from the
Board of the circular dispatched to shareholders of
the Company on 23 JAN 2009] and authorize any 1
Director or secretary to the Board of Directors of
the Company to deal with on behalf of the Company the
 relevant filing, amendments and registration [where
necessary] procedures and other related issues
arising from the amendments to the Articles of
Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JIANGXI COPPER CO LTD
  TICKER:                N/A             CUSIP:     Y4446C100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the year of 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the year of 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the Auditors' report for the year of

PROPOSAL #4.: Approve the proposal for distribution                        ISSUER          YES          FOR               FOR
of profit of the Company for the year of 2008

PROPOSAL #5.: Approve, ratify and confirm the revised                      ISSUER          YES        AGAINST           AGAINST
 Financial Services Agreement [the Revised Financial
Services Agreement] entered into between JCC Finance
Company Limited [JCC Financial] and Jiangxi Copper
Corporation [JCC] on 24 APR 2009 in respect of the
provision of financial services by JCC Financial to
JCC and its subsidiaries from time to time [other
than the Company and its subsidiaries] [as specified]
 and the transactions contemplated thereunder; the
maximum limit of the amount involved in the credit
services contemplated under the Revised Financial
Services Agreement for the period from the date on
which this resolution is passed to 31 DEC 2009 and
the 2 financial years ending 31 DEC 2010 and 31 DEC
2011 shall not exceed RMB 922,000,000, RMB
1,402,000,000 and RMB 1,602,000,000 respectively; and
 authorize any Director of the Company for and on
behalf of the Company to sign, seal, execute,
perfect, deliver and do all such documents, deeds,
acts, matters and things as he may in his discretion
consider necessary or desirable or expedient for the
purpose of or in connection with the Revised
Financial Services Agreement and to make and agree
such variations of a non-material nature in or to the
 terms of the Revised Financial Services Agreement as
 he may in his discretion consider to be desirable
and in the interests of the Company

PROPOSAL #6.i: Elect Mr. Li Yihuang as a Director of                       ISSUER          YES          FOR               FOR
the Company for the next term of office commencing on
 the date of this AGM to the date of the AGM of the
Company for the year of 2011

PROPOSAL #6.ii: Elect Mr. Li Baomin as a Director of                       ISSUER          YES          FOR               FOR
the Company for the next term of office commencing on
 the date of this AGM to the date of the AGM of the
Company for the year of 2011

PROPOSAL #6.iii: Elect Mr. Gao Jianmin as a Director                       ISSUER          YES          FOR               FOR
of the Company for the next term of office commencing
 on the date of this AGM to the date of the AGM of
the Company for the year of 2011

PROPOSAL #6.iv: Elect Mr. Liang Qing as a Director of                      ISSUER          YES          FOR               FOR
 the Company for the next term of office commencing
on the date of this AGM to the date of the AGM of the
 Company for the year of 2011

PROPOSAL #6.v: Elect Mr. Gan Chengjiu as a Director                        ISSUER          YES          FOR               FOR
of the Company for the next term of office commencing
 on the date of this AGM to the date of the AGM of
the Company for the year of 2011

PROPOSAL #6.vi: Elect Mr. Hu Qingwen as a Director of                      ISSUER          YES          FOR               FOR
 the Company for the next term of office commencing
on the date of this AGM to the date of the AGM of the
 Company for the year of 2011

PROPOSAL #6.vii: Elect Mr. Shi Jialiang as Directors                       ISSUER          YES          FOR               FOR
of the Company for the next term of office commencing
 on the date of this AGM to the date of the AGM of
the Company for the year of 2011

PROPOSAL #6viii: Elect Mr. Wu Jianchang as a Director                      ISSUER          YES          FOR               FOR
 of the Company for the next term of office
commencing on the date of this AGM to the date of the
 AGM of the Company for the year of 2011

PROPOSAL #6.ix: Elect Mr. Tu Shutian as a Director of                      ISSUER          YES          FOR               FOR
 the Company for the next term of office commencing
on the date of this AGM to the date of the AGM of the
 Company for the year of 2011

PROPOSAL #6.x: Elect Mr. Zhang Rui as Directors of                         ISSUER          YES          FOR               FOR
the Company for the next term of office commencing on
 the date of this AGM to the date of the AGM of the
Company for the year of 2011

PROPOSAL #6.xi: Elect Mr. Gao Dezhu as a Director of                       ISSUER          YES          FOR               FOR
the Company for the next term of office commencing on
 the date of this AGM to the date of the AGM of the
Company for the year of 2011

PROPOSAL #7.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
enter into service contract and/or appointment letter
 with each of the newly elected Executive Directors
and the Independent Non-executive Directors
respectively subject to such terms and conditions as
the Board of Directors shall think fit and to do all
such acts and things to give effect to such matters

PROPOSAL #8.i: Elect Mr. Hu Faliang as a Supervisor                        ISSUER          YES          FOR               FOR
of the Company representing the shareholders of the
Company and to confirm the appointment of the
Supervisors representing the staff and workers of the
 Company for the next term of office commencing on
the date of this AGM to the date of the AGM of the
Company for the year 2011

PROPOSAL #8.ii: Elect Mr. Wu Jinxing as a Supervisor                       ISSUER          YES          FOR               FOR
of the Company representing the shareholders of the
Company and to confirm the appointment of the
Supervisors representing the staff and workers of the
 Company for the next term of office commencing on
the date of this AGM to the date of the AGM of the
Company for the year 2011

PROPOSAL #8.iii: Elect Mr. Wan Sujuan as a Supervisor                      ISSUER          YES          FOR               FOR
 of the Company representing the shareholders of the
Company and to confirm the appointment of the
Supervisors representing the staff and workers of the
 Company for the next term of office commencing on
the date of this AGM to the date of the AGM of the
Company for the year 2011

PROPOSAL #8.iv: Elect Mr. Xie Ming as a Supervisor of                      ISSUER          YES          FOR               FOR
 the Company representing the shareholders of the
Company and to confirm the appointment of the
Supervisors representing the staff and workers of the
 Company for the next term of office commencing on
the date of this AGM to the date of the AGM of the
Company for the year 2011

PROPOSAL #8.v: Elect Mr. Lin Jinliang as a Supervisor                      ISSUER          YES          FOR               FOR
 of the Company representing the shareholders of the
Company and to confirm the appointment of the
Supervisors representing the staff and workers of the
 Company for the next term of office commencing on
the date of this AGM to the date of the AGM of the
Company for the year 2011

PROPOSAL #9.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
enter into service contract or appointment letter
with each of the newly elected Supervisors subject to
 such terms and conditions as the Board of Directors
shall think fit and to do all such acts and things to
 give effect to such matters

PROPOSAL #10.: Approve the annual remunerations of                         ISSUER          YES          FOR               FOR
each newly elected Executive Directors, Independent
Non-executive Directors and the Supervisors during
their terms of office as follows: i) each Internal
Executive Director is entitled to receive basic
annual remuneration of RMB 700,000 [Tax inclusive]
and the remuneration committee of the Company will
pursuant to the actual increment of business to
determine the annual growth rate, but in any event
which will not be more than 30%; ii) each External
Executive Director is entitled to receive annual
remuneration of RMB 180,000 [Tax inclusive]; iii)
each Independent Non-executive Director is entitled
to received annual allowance [or travel expense] of
RMB 50,000 [Tax inclusive]; iv) each Supervisors
[except the External Supervisor who was being
nominated by the substantial shareholder following
the recommendation of its de facto controller] is
entitled to receive basic annual remuneration of RMB
500,000 [Tax inclusive], the Remuneration Committee
of the Company will pursuant to the actual increment
of business to determine the annual growth rate, but
in any event which will not be more than 30%; and v)
the remuneration of the External Director and
Supervisor [elected after being nominated by the
substantial shareholder following the recommendation
of its de facto controller] will be determined by the
 remuneration committee of the Company pursuant to

PROPOSAL #11.: Appoint Ernst & Young Hua Ming and                          ISSUER          YES          FOR               FOR
Ernst & Young as the Company's PRC and the
International Auditors for the year of 2009 and
authorize the Board of Directors of the Company to
determine their remunerations and any 1 Executive
Director of the Company to enter into the service
agreement and any other related documents with Ernst
& Young Hua Ming and Ernst & Young

PROPOSAL #S.12: Approve, subject to the limitations                        ISSUER          YES        AGAINST           AGAINST
imposed and in accordance with the Rules Governing
the Listing of Securities on The Stock Exchange of
Hong Kong Limited [the Listing Rules], the Company
Law of the People's Republic of China [the Company
Law], and other applicable rules and regulations of
the People's Republic of China [the PRC] [in each
case as amended from time to time], a general
unconditional mandate be and is hereby granted to the
 Board of Directors of the Company [the Board of
Directors] to exercise once or more than once during
the Relevant Period [as defined below] all the powers
 of the Company to allot and issue new overseas
foreign listed shares of the Company [H Shares] on
such terms and conditions as the Board of Directors
may determine and that, in the exercise of their
power to allot and issue shares, the authority of the
 Board of Directors shall include [without
limitation]: i) the determination of the number of
the H Shares to be issued; ii) the determination of
the issue price of the new H Shares; iii) the
determination of the opening and closing dates of the
 issue of new H Shares; iv) the determination of the
number of new H Shares to be issued to the existing
shareholders [if any]; v) the making or granting
offers, agreements and options which might require
the exercise of such powers; upon the exercise of the
 powers pursuant to as specified, the Board of
Directors may during the Relevant Period make and
grant offers, agreements and options which might
require the H Shares relating to the exercise of the
authority thereunder being allotted and issued after
the expiry of the Relevant Period; the aggregate
nominal amount of the H Shares to be allotted or
conditionally or unconditionally agreed to be
allotted and issued [whether pursuant to the exercise
 of options or otherwise] by the Board of Directors
pursuant to the authority granted under as specified
above [excluding any shares which may be allotted and
 issued upon the conversion of the capital reserve
fund into capital in accordance with the Company Law
or the Articles of Association of the Company] shall
not exceed 20% of the aggregate nominal amount of the
 H Shares in issue as at the date of passing of this
Resolution; the Board of Directors of the Company in
exercising the mandate granted under as specified
above shall comply with the Company Law, other
applicable laws and regulations of the PRC, the
Listing Rules and the rules of the stock exchanges
and regulatory authority of the relevant places where
 the shares of the Company are listed [in each case,
as amended from time to time] and be subject to the
approval of the China Securities Regulatory
Commission and relevant authorities of the PRC;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or 12 months from the
date of passing of this resolution]; the Board of
Directors shall, subject to the relevant approvals
being obtained from the relevant authorities and to
the compliance with the Company Law and other

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JINDAL STEEL & POWER LTD
  TICKER:                N/A             CUSIP:     Y4447P100
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors,                           ISSUER          YES          FOR               FOR
pursuant to the provisions of Section 372A and other
applicable provisions, if any, of the Companies Act,
1956, to make the investments, give loans/guarantees
and provide securities to or on behalf of the
following Companies for the amounts shown against
them which shall be over and above the aggregate
amounts already approved by Board/Shareholders as the
 case may be, as specified, to decide, from time to
time, the amounts to be invested, loans/ guarantees
to be given and securities to be provided to above
mentioned bodies corporate within the above mentioned
 limits, finalize terms and conditions, execute
necessary documents, delegate all such powers to Sub-
Committees/ Director(s) / Officer(s) of the Company
and ,do all acts, deeds and things which it considers
 proper for giving effect to this resolution

PROPOSAL #S.2: Approve to increase, subject to the                         ISSUER          YES          FOR               FOR
approval of Central Government and in terms of
Section 259 of the Companies Act, 1956, the maximum
strength of Board of Directors of the Company to 18
from the existing limit of 12; pursuant to the
provisions of Section 31 of the Companies Act, 1956,
existing Article 113 of Articles of Association of
the Company substituted by the Article 113 until
otherwise determined by a general meeting of the
Company and subject to the provisions of Section 252
of the Act, the number of Directors [excluding
Debenture and Alternate Directors] shall not be less
than 3 nor more than 18

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JINDAL STEEL & POWER LTD
  TICKER:                N/A             CUSIP:     Y4447P100
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the balance                       ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and profit and loss account
for the FYE on that date and the reports of the
Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Acknowledge the payment of interim                           ISSUER          YES          FOR               FOR
dividend of 150% on equity shares

PROPOSAL #4.: Re-appoint Smt. Savitri Jindal as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri  A.K. Purwar as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. S.S. Kothari Mehta & Co.,                       ISSUER          YES          FOR               FOR
Chartered Accountants as the Auditors of the Company
to hold office from the conclusion of this meeting to
 the conclusion of the next AGM and approve to fix
their remuneration

PROPOSAL #7.: Appoint, in accordance with the                              ISSUER          YES          FOR               FOR
provisions of Section 257 and all other applicable
provisions, if any, of the Companies Act, 1956, Shri
R.V. Shahi as a Director of the Company, liable to
retire by rotation

PROPOSAL #8.: Appoint, in accordance with the                              ISSUER          YES          FOR               FOR
provisions of Section 257 and all other applicable
provisions, if any, of the Companies Act, 1956, Shri
Ashok Alladi as a Director of the Company, liable to
retire by rotation

PROPOSAL #9.: Appoint, in accordance with the                              ISSUER          YES          FOR               FOR
provisions of Section 257 and all other applicable
provisions, if any, of the Companies Act, 1956, Shri
A.K. Mukherji as a Director of the Company, liable to
 retire by rotation

PROPOSAL #10.: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, pursuant to Section 293(1)(d) of the
Companies Act 1956 [including any statutory
modification or re-enactment thereof, for the time
being in force] and the Articles of Association of
the Company, to borrow moneys whether rupee loans or
foreign currency loans or other external commercial
borrowings [apart from temporary loans obtained from
the Company's Bankers in the ordinary course of
business] from the Banks and / or Financial/ Lending
Institutions or from any other sources such as,
Foreign Banks, Foreign Investment / Financial
Institutions or Funds or other Bodies, Authorities /
Entities located in India or abroad whether by way of
 cash credit, working capital, terms loan, advances
in any form, bill discounting or other forms of
credit, issue of non-convertible debentures / fully
convertible debentures / partly convertible
debentures with or without detachable or non-
detachable warrants or warrants of any other kind,
bonds, external commercial borrowings or other debt
instruments, or otherwise and whether unsecured or
secured by mortgage, charge, hypothecation, or pledge
 on the Company's assets and properties whether
moveable or immoveable or stock-in-trade [including
raw materials, stores, spare parts and components or
stock in transit] and work-in-progress of the Company
 on such terms and conditions as may be considered
suitable by the Board of Directors up to a limit the
outstanding of which should not exceed, at any given
time INR 25,000 crores; and authorize the Board, for
the purpose of giving effect to this resolution to do
 all such acts, deeds, matters and things, as it may
in its absolute discretion deem necessary, proper or
desirable, delegate all or any of these powers to any
 Committee of Directors or Managing Director or Whole
 time Director or Director of the Company and to
settle any question, difficulty or doubt that may
arise in this regard, to finalize and execute all
such deeds, documents and writings as may be
necessary, desirable or expedient as it may deem
necessary, desirable or expedient as it may deem fit

PROPOSAL #11.: Authorize the Board of Directors, in                        ISSUER          YES        AGAINST           AGAINST
terms of Section 293(1)(a) and all other applicable
provisions, if any, of the Companies Act, 1956 to the
 Board of Directors to mortgage/hypothecate and/or
create charge/pledge, etc. in addition to the
mortgages/ hypothecations/charges/pledges already
created by the Company, in such form and manner and
with such ranking and at such time and on such terms
as the Board may determine, on all or any of the
moveable and/or immoveable properties/assets of the
Company, both present and future and/or the whole or
any part of the undertaking[s] of the Company in
favor of the Banks, Financial Institutions, bodies
corporate, persons or any other lending institutions
whether situated in India or abroad, Agents and/or
Trustees for securing any loans, advances, working
capital facilities, bill discounting or any other
financial assistance, fully/partly convertible
debentures and/or secured non convertible debentures
with or without detachable or non-detachable warrants
 or secured premium notes, floating rate notes/bonds
or any other secured debt instruments or external
commercial borrowings in any form together with
interest, further interest thereon, compound interest
 in case of default, accumulated interest, all other
costs, charges and expenses payable by the Company up
 to a limit of INR 25,000 crores in term of Section
293(1)(d) of the Companies Act, 1956 and the
documents be finalized and executed by the Company in
 their favor and containing such terms and conditions
 and covenants in respect of enforcement of security
as may be stipulated in that behalf and agreed to
between the Board of Directors and the
lenders/trustees; and authorize the Board, for the
purpose of giving effect to this resolution, to do
all such acts, deeds, matters and things, as it may
in its absolute discretion deem necessary, proper or
desirable, delegate all or any of these powers to a
Committee of Directors or Managing Director or Whole
time Director or Director of the Company and to
settle any question, difficulty or doubt that may
arise in this regard, to finalize and execute all
such deeds, documents and writings as may be
necessary, desirable or expedient as it may deem
necessary, desirable or expedient as it may deem fit

PROPOSAL #S.12: Authorize the Board, in accordance                         ISSUER          YES        AGAINST           AGAINST
with the provisions of Section 81(1A) and all other
applicable provisions of the Companies Act 1956,
Foreign Exchange Management Act, 1999 [including any
regulation, statutory modification[s] or re-
enactment[s] thereof for the time being in force]
including but not limited to Foreign Exchange
Management [Transfer or Issue of Securities by a
Person Resident Outside India] Regulation, 2000, the
Issue of Foreign Currency Convertible Bonds and
Ordinary Shares [through Depository Receipt
Mechanism] Scheme 1993 and also the provisions of any
 other applicable laws, rules, regulations, and in
accordance with relevant provisions of Memorandum and
 Articles of Association of the Company, and subject
to the approval, consent, permission and or sanction
of the Ministry of Finance [MOF], Government of India
 [GOI], the Reserve Bank of India [RBI], Securities
and Exchange Board of India [SEBI] and or any other
appropriate authorities, Institutions or Bodies, as
may be necessary and subject to such conditions and
modifications as my be prescribed in granting such
approvals, consents and permissions, which may be
agreed to by the Board of Directors of the
Company,[hereinafter referred to as the Board which
term shall include a Committee of Directors] to
offer, issue and allot, in one or more tranches, any
securities including Global Depository Receipts [GDR]
 and/or American Depository Receipts [ADR] and/or
Foreign Currency Convertible Bonds [FCCB] and/or
convertible bonds/debentures and/or euro-convertible
Bonds whether cumulative/ redeemable/ partly/ fully
convertible/convertible and/or securities partly or
fully convertible into equity shares and/or
securities linked to equity shares and/or any
instruments or securities with or without detachable
warrants, or such other types of securities
representing either equity shares and/or convertible
securities, [hereinafter collectively referred to as
Securities] in India or in one or more foreign
market[s] to be subscribed in foreign
currency[ies]/Rupees by Foreign/Domestic Investors,
including Non-residents, Foreign Institutional
Investors, Non-Resident Indians, Foreign Nationals,
Corporate Bodies, Banks, Institutions, Mutual Funds
or such other eligible entities or persons as may be
decided by the Board in accordance with applicable
Laws, whether or not such persons/entities/investors
are members of the Company, through prospectus,
offering letter, circular Memorandum or through any
other mode, from time to time, as may be deemed
appropriate by the Board on such terms and conditions
 as the Board may, in its sole and absolute
discretion, deem fit up to USD 750 million or its
equivalent to approximately INR 3,000 crores [with a
right to the Board to retain additional allotment,
such amount of subscription not exceeding 25% of the
amount of initial of each tranche as the Board may
deem fit] on such terms and conditions including
pricing [subject to the maximum pricing norms
prescribed by SEBI, RBI and/or any other

PROPOSAL #13.: Approve, pursuant to Section 198, 309,                      ISSUER          YES          FOR               FOR
 310 and all other applicable provisions, if any, and
 Schedule XIII to the Companies Act 1956, to increase
 the basic salary of Shri Naveen Jindal, Executive
Vice Chairman and Managing Director of the Company to
 INR 50,00,000 per month with effect from 01 APR
2007, that all other terms of remuneration including
perquisites, allowances, reimbursements, commission
etc. shall remain unchanged

PROPOSAL #14.: Re-appoint, pursuant to Section                             ISSUER          YES          FOR               FOR
198,269, 309 and all other applicable provisions and
Schedule XIII to the Companies Act 1956, and Article
139 of the Articles of Association of the Company,
Shri Naveen Jindal, as a Managing Director of the
Company for the 5 years from 09 MAY 2008 on the
following terms and conditions as specified; approve
that Shri Naveen Jindal shall, in the capacity of the
 Managing Director, manage all the affairs of the
Company and exercise all necessary powers for this
purpose subject to superintendence, control and
Direction of the Board of Directors of the Company

PROPOSAL #15.: Approve, pursuant to Section 309, 310                       ISSUER          YES          FOR               FOR
and all other applicable provisions, if any, and
Schedule XIII to the Companies Act 1956, to revise
the remuneration of Shri Vikrant Gujral, the Vice
Chairman and the Chief Executive officer of the
Company in the specified manner with effect from 01

PROPOSAL #16.: Approve, pursuant to Section 309, 310                       ISSUER          YES          FOR               FOR
and all other applicable provisions, if any, and
Schedule XIII to the Companies Act 1956, to revise
the remuneration of Shri Anand Goel, the Deputy
Managing Director of the Company in the specified
manner with effect from 01 APR 2008

PROPOSAL #17.: Approve, pursuant to Section 309, 310                       ISSUER          YES          FOR               FOR
and all other applicable provisions, if any, and
Schedule XIII to the Companies Act 1956, to revise
the remuneration of Shri Sushil K. Maroo, the Whole-
time Director of the Company in the specified manner
with effect from 01 APR 2008

PROPOSAL #18.: Appoint, pursuant to Section 198,269,                       ISSUER          YES          FOR               FOR
309 and other applicable provisions, if any, and
Schedule XIII to the Companies Act 1956, and Article
139 of the Articles of Association of the Company,
Shri A.K. Mukherji, as the Whole-Time Director of the
 Company from 01 APR 2008 for a period of 5 years on
the terms and conditions as specified; approve that
Shri A.K. Mukherji, in the capacity of the Whole Time
 Director, will report to the Executive Vice Chairman
 and the Managing Director of the Company, Shri
Naveen Jindal and will be entrusted with powers,
authorities, functions, duties, responsibilities, etc
 by him from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JINZHOU PORT CO LTD
  TICKER:                N/A             CUSIP:     Y44469107
  MEETING DATE:          7/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's eligibility for                        ISSUER          YES        AGAINST           AGAINST
non-public offering

PROPOSAL #2.: Approve the Company's Plan on the above                      ISSUER          YES        AGAINST           AGAINST
 offering

PROPOSAL #3.: Receive the feasibility report on use                        ISSUER          YES        AGAINST           AGAINST
of proceeds from the issue

PROPOSAL #4.: Authorize the Board to handle the                            ISSUER          YES        AGAINST           AGAINST
issuing
PROPOSAL #5.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JINZHOU PORT CO LTD
  TICKER:                N/A             CUSIP:     Y44469107
  MEETING DATE:          9/12/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change some Directors                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change some Supervisors                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Amend the Management rules for the                           ISSUER          YES          FOR               FOR
raised proceeds

PROPOSAL #5.: Approve the fix assets mortage loan and                      ISSUER          YES        AGAINST           AGAINST
 authorize the Board to handle the matters dealing
with the lending

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JINZHOU PORT CO LTD
  TICKER:                N/A             CUSIP:     Y44469107
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Audit Firm                             ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JINZHOU PORT CO LTD
  TICKER:                N/A             CUSIP:     Y44469107
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 annual report                               ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #3.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #4.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [Tax included]: CNY
0.3000; 2) bonus issue from profit [share/10 shares]:
 1.5; 3) bonus issue from capital reserve [share/10
shares]: 0.5

PROPOSAL #6.: Re-appoint the Audit firm and its                            ISSUER          YES          FOR               FOR
auditing fee

PROPOSAL #7.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #8.: Approve the replacement of self-owned                        ISSUER          YES          FOR               FOR
capital invested from 01 MAY 2008 to 08 APR 2009 by
raised funds

PROPOSAL #9.: Approve the by-election of the Directors                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the by-election of a Supervisor                     ISSUER          YES          FOR               FOR

PROPOSAL #11.: Amend the working rules for the                             ISSUER          YES          FOR               FOR
Independent Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JOHNSON ELEC HLDGS LTD
  TICKER:                N/A             CUSIP:     G5150J140
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited                                ISSUER          YES          FOR               FOR
consolidated accounts and the reports of the
Directors and of the Auditors for the YE 31 MAR 2008

PROPOSAL #2.: Declare a final dividend in respect of                       ISSUER          YES          FOR               FOR
the YE 31 MAR 2008

PROPOSAL #3.A: Re-elect Ms. Yik-Chun Koo Wang as a                         ISSUER          YES          FOR               FOR
Non-Executive Director

PROPOSAL #3.B: Re-elect Mr. Peter Stuart Allenby                           ISSUER          YES          FOR               FOR
Edwards as an Independent Non-Executive Director

PROPOSAL #3.C: Re-elect Mr. Patrick Blackwell Paul as                      ISSUER          YES        AGAINST           AGAINST
 an Independent Non-Executive Director

PROPOSAL #3.D: Re-elect Prof. Michael John Enright as                      ISSUER          YES          FOR               FOR
 an Independent Non-Executive Director

PROPOSAL #4.: Approve to confirm the fees of the                           ISSUER          YES          FOR               FOR
Directors

PROPOSAL #5.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditor of the Company
and authorize the Directors to fix their remuneration

PROPOSAL #6.: Approve to fix the number of Directors                       ISSUER          YES          FOR               FOR
of the Company at 15 and authorize the Directors to
elect or appoint Additional Directors up to the
maximum of 15

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to issue, allot and dispose of additional shares in
the capital of the Company and make or grant offers,
agreements and options during and after the relevant
period, not exceeding 5% of the aggregate nominal
amount of the issued share capital of the Company
otherwise than pursuant to: i) a rights issue; or ii)
 the exercise of options granted under the Company's
Share Option Scheme; [Authority expires the earlier
of the conclusion of the next AGM of the Company or
the expiration of the period within which the next
AGM is to be held Bye-Laws of the Company or any
applicable law of Bermuda]

PROPOSAL #8.: Authorize the Directors to purchase its                      ISSUER          YES          FOR               FOR
 own shares, subject to and in accordance with all
applicable laws, of the Company during the relevant
period, on the Stock Exchange of Hong Kong Limited or
 any other stock exchange recognized for this purpose
 by the Securities and Futures Commission of Hong
Kong and The Stock Exchange of Hong Kong Limited
under the Hong Kong Code on share repurchases for
such purposes, subject to and in accordance with all
applicable laws, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is to be held by law Bye-Laws of the
Company or any applicable law of Bermuda]

PROPOSAL #9.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 7 and 8, to add the aggregate nominal
amount of the share capital of the Company which may
be allotted or agreed conditionally or
unconditionally to be allotted by the Directors of
the Company repurchased by the Company pursuant to
such general mandate, to the aggregate nominal amount
 of the share capital of the Company repurchased by
the Company under the authority granted by the
Resolution 8, provided that such additional amount
shall not exceed 10% of the aggregate nominal amount
of the issued share capital of the Company at the
date of the passing of this resolution

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  ISSUER:                JOHNSON MATTHEY PLC, LONDON
  TICKER:                N/A             CUSIP:     G51604109
  MEETING DATE:          7/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's annual accounts                        ISSUER          YES          FOR               FOR
for the FYE 31 MAR 2008 together with the Directors'
report and the Auditors' report on those accounts

PROPOSAL #2.: Approve and receive the Directors'                           ISSUER          YES          FOR               FOR
remuneration report for the FYE 31 MAR 2008 and the
Auditors' report on the auditable part of the
Directors remuneration report

PROPOSAL #3.: Declare a final dividend of 26.0 pence                       ISSUER          YES          FOR               FOR
per ordinary share in respect of to YE 31 MAR 2008
and payable to Members on the register at the close
of business on 13 JUN 2008

PROPOSAL #4.: Elect Mrs. DC. Thompson as a Director                        ISSUER          YES          FOR               FOR
of the Company, who was appointed to the Board since
the last AGM and who retires in accordance with the
Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. DW. Morgan as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation

PROPOSAL #6.: Re-elect Mr. AM. Thomson as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation

PROPOSAL #7.: Re-elect Mr. RJW. Walvis, as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
the next general meeting at which accounts are laid
before the Company

PROPOSAL #9.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Auditors be determined by the Directors

PROPOSAL #10.: Auhorize the Company and all Companies                      ISSUER          YES          FOR               FOR
 which are subsidiaries of the Company during the
period when this Resolution 10 has effect in
accordance with Sections 366 and 367 of the Companies
 Act 2006[the 2006 Act] to make political donations
to political parties or Independent election
candidates, as specified in the 2006 Act, not
exceeding EUR 50,000 in total; make political
donations to political organizations other than
political parties, as specified in the 2006 Act, not
exceeding EUR 50,000 in total; and incur political
expenditure, as defined in 2006 Act, not exceeding
EUR 50,000 [Authority expires the earlier during the
period beginning with the date of passing of this
resolution and ending on 31 JUL 2009, of the
conclusion of the AGM of the Company to be held in
2009 provided that the authorized sums referred to in
 paragraphs [a], [b], [c ] and above, may be
comprised of 1 or more amounts in different
currencies which, for the purposes of calculating the
 said sums, shall be converted into pounds sterling
at the exchange rate published in the London edition
of the financial times on the date on which the
relevant donation is made or expenditure incurred on
the day in which the Company enters into any contract

PROPOSAL #11.: Authorize the Directors, for the                            ISSUER          YES          FOR               FOR
purpose of Section 80 of the Companies Act 1985,to
exercise all the powers of the Company to allot
relevant securities [Section 80] up to an aggregate
nominal amount of GBP 70,876,387; [Authority expires
at the conclusion of the next AGM of the Company];
and the Directors may allot relevant securities in
pursuance of such offer or agreement as if the
authority conferred hereby had not expired

PROPOSAL #S.12: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 11, pursuant to Section 95
of the Act 1985 [the 1985 Act], to allot equity
securities [Section 94 (2) to Section 94(3A) of the
1985 Act] wholly for cash, pursuant to the authority
conferred by Resolution 11 above or by way of a sale
of treasury shares, disapplying the statutory pre-
emption rights [Section 89(1) of the  Act], provided
that this power shall be limited to: a) in connection
 with an offer of such securities by way of rights to
 ordinary shares in proportion to their respective
holdings of such shares, but subject to such
exclusion or other agreements as the Directors may
deem necessary or expedient in relation to treasury
shares, fractional entitlements or any legal or
practical problems under the law of any territory or
the requirements of any regulatory body or stock
exchange; and  otherwise than pursunat to sub
paragraph the aggregate nominal amount of  GBP
11,033,680; [Authority expires at the conclusion next
 AGM of the Company]; and the Company may make an
offer or agreement which requires equity securities
and the Directors may allot equity securities after
the expiry of this authority, this power applies in
relation to a sale of shares which is an allotment of
 equity securities by virtue of Section 94(3A) of the
 1985 Act as if in the first paragraph of this
resolution the words pursuant to the authority
conferred by Resolution 11 above were omitted

PROPOSAL #S.13: Authorize the Company, in accordance                       ISSUER          YES          FOR               FOR
with Chapter VII of Part V of the Companies Act 1985
 [the 1985 Act], to make market purchases [Section
163(3) of the 1985 Act] of its own ordinary shares,
the maximum aggregate number of ordinary shares up to
 21,467,573 [representing 10% of the Company's issued
 ordinary share capital as at 30 MAY 2008, excluding
treasury shares], at a minimum price of 100p [
excluding expenses] and up to 105% of the average
middle market quotations for such shares derived from
 the London Stock Exchange Daily Official List, over
the previous 5 business days; immediately preceding
the day on which the ordinary shares is contracted to
 be purchased [ excluding expenses] [Authority
expires at the conclusion of the next AGM of the
Company after the passing of this resolution];  but
the contract or contracts purchase may be made before
 such expiry, may make a contract to purchase
ordinary shares which will or may be executed wholly

PROPOSAL #S.14: Adopt the New Articles of Association                      ISSUER          YES          FOR               FOR
 of the Company in substitution for and to the
exclusion of the existing Articles of Association of
the Company, as specified

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  ISSUER:                JOLLIBEE FOODS CORPORATION
  TICKER:                N/A             CUSIP:     Y4466S100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the certification by the                             ISSUER          YES          FOR               FOR
Corporate Secretary on notice and quorum

PROPOSAL #3.: Approve the minutes of the last annual                       ISSUER          YES          FOR               FOR
stockholders meeting

PROPOSAL #4.: Approve the President's report                               ISSUER          YES          FOR               FOR

PROPOSAL #5.: Ratify the actions by the Board of                           ISSUER          YES          FOR               FOR
Directors and Officers of the Corporation

PROPOSAL #6.1: Elect Mr. Tony Tan Caktiong as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.2: Elect Mr. William Tan Untiong as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.3: Elect Mr. Ernesto Tanmantiong as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.4: Elect Mr. Ang Cho Sit as a Director of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #6.5: Elect Mr. Antonio Chua Poe Eng as a                         ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.6: Elect Mr. Felipe B. Alfonso as an                           ISSUER          YES          FOR               FOR
Independent Director of the Company

PROPOSAL #6.7: Elect Mr. Monico Jacob as an                                ISSUER          YES          FOR               FOR
Independent Director of the Company

PROPOSAL #7.: Appoint the External Auditors                                ISSUER          YES          FOR               FOR

PROPOSAL #8.: Other matters                                                ISSUER          NO           N/A               N/A

PROPOSAL #9.: Adjournment                                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JS GROUP CORPORATION
  TICKER:                N/A             CUSIP:     J2855M103
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSC MMC NORILSK NICKEL
  TICKER:                NILSY           CUSIP:     46626D108
  MEETING DATE:          12/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO TERMINATE PRE-TERM THE POWERS OF THE                      ISSUER          YES          FOR               FOR
 BOARD OF DIRECTORS OF OJSC MMC NORILSK NICKEL.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSC MMC NORILSK NICKEL
  TICKER:                NILSY           CUSIP:     46626D108
  MEETING DATE:          12/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #2A: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: GUERMAN R. ALIEV

PROPOSAL #2B: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: DMITRY O. AFANASYEV

PROPOSAL #2C: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: SERGEY L. BATEKHIN

PROPOSAL #2D: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: TYE WINSTON BURT

PROPOSAL #2E: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: ANDREY E. BOUGROV

PROPOSAL #2F: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: ALEXANDER S. BULYGIN

PROPOSAL #2G: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: ALEXANDER S. VOLOSHIN

PROPOSAL #2H: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: JAMES GOODWIN

PROPOSAL #2I: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: GUY DE SELLIERS DE MORANVILLE

PROPOSAL #2J: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: LUCA CORDERO DI MONTEZEMOLO

PROPOSAL #2K: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: ANDREY A. KLISHAS

PROPOSAL #2L: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: VALERY A. MATVIENKO

PROPOSAL #2M: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES          FOR               FOR
 MMC NORILSK NICKEL: BRADFORD ALLAN MILLS

PROPOSAL #2N: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: ARDAVAN MOSHIRI

PROPOSAL #2O: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: ALEXANDER POLEVOY

PROPOSAL #2P: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: MIKHAIL D. PROKHOROV

PROPOSAL #2Q: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: MAXIM M. SOKOV

PROPOSAL #2R: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: VLADISLAV A. SOLOVIEV

PROPOSAL #2S: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: VLADIMIR I. STRZHALKOVSKY

PROPOSAL #2T: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: SERGEY V. CHEMEZOV

PROPOSAL #2U: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: ANTON V. CHERNY

PROPOSAL #2V: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES          FOR               FOR
 MMC NORILSK NICKEL: JOHN GERARD HOLDEN

PROPOSAL #2W: TO ELECT THE BOARD OF DIRECTORS OF OJSC                      ISSUER          YES        AGAINST           AGAINST
 MMC NORILSK NICKEL: HEINZ C. SCHIMMELBUSCH

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSC MMC NORILSK NICKEL
  TICKER:                N/A             CUSIP:     46626D108
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the MMC Norilsk Nickel's 2008                        ISSUER          YES          FOR               FOR
annual report

PROPOSAL #2.: Approve MMC Norilsk Nickel's 2008                            ISSUER          YES          FOR               FOR
annual accounting statements including profit and
loss statement

PROPOSAL #3.: Approve the distribution of MMC Norilsk                      ISSUER          YES          FOR               FOR
 Nickel's profits and losses for 2008

PROPOSAL #4.: Approve not to pay dividends on MMC                          ISSUER          YES          FOR               FOR
Norilsk Nickel's shares for the year 2008

PROPOSAL #5.1: Elect Mr. Guerman R. Aliev as a Member                      ISSUER          YES        AGAINST           AGAINST
 of the Board of Directors

PROPOSAL #5.2: Elect Mr. Sergey L. Batekhin as a                           ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.3: Elect Mr. Andrey E. Bougrov as a                            ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.4: Elect Mr. Alexander S. Voloshin as a                        ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.5: Elect Mr. Andrey A. Klishas as a                            ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.6: Elect Mr. Valery V. Lukyanenko as a                         ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.7: Elect Mr. Alexander Polevoy as a                            ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.8: Elect Mr. Anton V. Chemy as a Member                        ISSUER          YES        AGAINST           AGAINST
of the Board of Directors

PROPOSAL #5.9: Elect Mr. Bradford Allan Mills as a                         ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #5.10: Elect Mr. John Gerard Holden as a                          ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #5.11: Elect Mr. Vasily N. Titov as a Member                      ISSUER          YES        AGAINST           AGAINST
 of the Board of Directors

PROPOSAL #5.12: Elect Mr. Vladimir I. Strzhalkovsky                        ISSUER          YES        AGAINST           AGAINST
as a Member of the Board of Directors

PROPOSAL #5.13: Elect Mr. Dmitry O. Afanasyev as a                         ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.14: Elect Mr. Anatoly B. Ballo as a                            ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.15: Elect Mr. Alexander S. Bulygin as a                        ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.16: Elect Mr. Artem O. Volynets as a                           ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.17: Elect Mr. Vadim V. Geraskin as a                           ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.18: Elect Mr. Maxim A. Goldman as a                            ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.19: Elect Mr. Dmitry V. Razumov as a                           ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.20: Elect Mr. Maxim M. Sokov as a Member                       ISSUER          YES        AGAINST           AGAINST
of the Board of Directors

PROPOSAL #5.21: Elect Mr. Vladislav A. Soloviev as a                       ISSUER          YES        AGAINST           AGAINST
Member of the Board of Directors

PROPOSAL #5.22: Elect Mr. Igor A. Komarov as a Member                      ISSUER          YES        AGAINST           AGAINST
 of the Board of Directors

PROPOSAL #5.23: Elect Mr. Ardavan Moshiri as a Member                      ISSUER          YES        AGAINST           AGAINST
 of the Board of Directors

PROPOSAL #6.1: Elect Mr. Natalia V. Gololobova as a                        ISSUER          YES          FOR               FOR
Member of the Revision Commission

PROPOSAL #6.2: Elect Mr. Alexey A. Kargachov as a                          ISSUER          YES          FOR               FOR
Member of the Revision Commission

PROPOSAL #6.3: Elect Mr. Natalia N. Panphil as a                           ISSUER          YES          FOR               FOR
Member of the Revision Commission

PROPOSAL #6.4: Elect Mr. Dmirty V. Pershinkov as a                         ISSUER          YES          FOR               FOR
Member of the Revision Commission

PROPOSAL #6.5: Elect Mr. Tamara A. Sirotkina as a                          ISSUER          YES          FOR               FOR
Member of the Revision Commission

PROPOSAL #7.: Approve the Rosexpertiza LLC as the                          ISSUER          YES          FOR               FOR
Auditor of MMC Norilsk Nickel's 2009 Russian
accounting statements

PROPOSAL #8.: Approve the new version of the Charter                       ISSUER          YES          FOR               FOR
of OJSC MMC Norilsk Nickel

PROPOSAL #9.: Approve the new version of the                               ISSUER          YES          FOR               FOR
regulations on the Board of Directors of OJSC MMC
Norilsk Nickel

PROPOSAL #10.: Approve the regulations of the                              ISSUER          YES          FOR               FOR
Management Board of OJSC MMC Norilsk Nickel

PROPOSAL #11.1: Approve to establish that the                              ISSUER          YES        AGAINST           AGAINST
principal amount of remuneration to be paid to an
Independent Director shall be USD 62,500 per quarter
[to be paid in Russian Rubles at the exchange rate
fixed by the Bank of Russia on the day of payment],
and that expenses in the amount of up to RUB 2
million per year shall be reimbursed upon
presentation of documental proof, the above specified
 sum is gross of taxes and charges applicable; if an
Independent Director presides over a Board Committee
[Committees], to establish that the additional
remuneration in the amount of USD 31,250 per quarter,
 shall be paid to such Independent Director for each
presided Committees [to be paid in Russian Rubles at
the exchange rate fixed by the Bank of Russia on the
day of payment], the above specified sum is gross of
taxes and charges applicable; to establish that the
principal amount of remuneration to be paid to a
Chairman of the Board of Director, in case he is an
Independent Director, shall be USD 2,500,000 per year
 [to be paid in Russian Rubles at the exchange rate
fixed by the Bank of Russian on the day of payment],
the above specified sum is gross of taxes and charges
 applicable; to establish that the amount of the
annual bonus to be paid to a Chairman of the Board of
 Directors, in case he is an Independent Director,
shall be USD 3,000,000 per year [to be paid in
Russian Rubles at the exchange rate fixed by the Bank
 of Russian on the day of payment], the above
specified sum is gross of taxes and charges
applicable; remuneration sums specified in clauses 1,
 2, 3 and 4 of this resolution shall be paid for the
period from 01 JUL 2009 and to the date, on which the
 term of the respective Independent Director will end
 and/or until he/she ceases to carry out his/her
professional professional duties as a Chairman of the

PROPOSAL #11.2: Approve the Incentive Program-Option                       ISSUER          YES        AGAINST           AGAINST
Plan for Independent Directors of OJSC MMC Norilsk
Nickel; and to establish that the program shall be
valid from 01 JUL 2009 to 30 JUN 2010

PROPOSAL #12.: Approve the value of property being                         ISSUER          YES          FOR               FOR
the subject of interrelated transactions to indemnify
 Members of the Board of Directors and Members of the
 Management Board of OJSC MMC Norilsk Nickel against
damages the aforementioned persons may incur in their
 respective positions specified above shall not
exceed USD 115,000,000 for each transaction

PROPOSAL #13.: Approve the interrelated transactions,                      ISSUER          YES          FOR               FOR
 to which all the Members of the Board of Directors
and Members of the Management Board of OJSC MMC
Norilsk Nickel are interested parties, and which
involve the obligations of OJSC MMC Norilsk Nickel to
 indemnify Members of the Board of Directors and
Members of the Management Board of OJSC MMC Norilsk
Nickel against damages the aforementioned persons may
 incur in their respective positions specified above,
 shall not exceed USD 115,000,000 for each such person

PROPOSAL #14.: Approve to establish that the value of                      ISSUER          YES          FOR               FOR
 services involving liability insurance for members
of the Board of Directors and Members of the
Management Board of OJSC MMC Norilsk Nickel with
liability limited to USD 150,000,000 and additional
insurance coverage limit of USD 50,000,000 shall not
exceed USD 1,200,000

PROPOSAL #15.: Approve the transaction, to which all                       ISSUER          YES          FOR               FOR
Members of the Board of Directors and the Members of
the Management Board of OJSC MMC Norilsk Nickel are
interested parties, involving liability insurance for
 Members of the Board of Directors and Members of the
 Management Board of OJSC MMC Norilsk Nickel who will
 be beneficiary parties to the transaction by a
Russian Insurance Company, for the 1 year term with
liability limited to USD 150,000,000 and additional
insurance coverage limit of USD 50,000,000 and with
premium to insurer not exceeding USD 1,200,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSC MMC NORILSK NICKEL
  TICKER:                NILSY           CUSIP:     46626D108
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE MMC NORILSK NICKEL'S 2008                         ISSUER          YES          FOR               FOR
ANNUAL REPORT.

PROPOSAL #02: TO APPROVE MMC NORILSK NICKEL'S 2008                         ISSUER          YES          FOR               FOR
ANNUAL ACCOUNTING STATEMENTS INCLUDING PROFIT AND
LOSS STATEMENT.

PROPOSAL #03: TO APPROVE DISTRIBUTION OF MMC NORILSK                       ISSUER          YES          FOR               FOR
NICKEL'S PROFITS AND LOSSES FOR 2008.

PROPOSAL #04: NOT TO PAY DIVIDENDS ON MMC NORILSK                          ISSUER          YES          FOR               FOR
NICKEL'S SHARES FOR THE YEAR 2008.

PROPOSAL #5A: ELECTION OF DIRECTOR: GUERMAN R. ALIEV                       ISSUER          YES        AGAINST           AGAINST
(DEPUTY GENERAL DIRECTOR OF CJSC INTERROS HOLDING
COMPANY)

PROPOSAL #5B: ELECTION OF DIRECTOR: SERGEY L.                              ISSUER          YES        AGAINST           AGAINST
BATEKHIN (DEPUTY GENERAL DIRECTOR OF CJSC INTERROS
HOLDING COMPANY)

PROPOSAL #5C: ELECTION OF DIRECTOR: ANDREY E. BOUGROV                      ISSUER          YES        AGAINST           AGAINST
 (MANAGING DIRECTOR OF CJSC INTERROS HOLDING COMPANY)

PROPOSAL #5D: ELECTION OF DIRECTOR: ALEXANDER S.                           ISSUER          YES        AGAINST           AGAINST
VOLOSHIN (CHAIRMAN OF THE BOARD OF DIRECTORS OF OJSC
MMC NORILSK NICKEL)

PROPOSAL #5E: ELECTION OF DIRECTOR: ANDREY A. KLISHAS                      ISSUER          YES        AGAINST           AGAINST
 (VICE-PRESIDENT OF CJSC INTERRORS HOLDING COMPANY)

PROPOSAL #5F: ELECTION OF DIRECTOR: VALERY V.                              ISSUER          YES        AGAINST           AGAINST
LUKYANENKO (MEMBER OF THE MANAGEMENT BOARD, HEAD OF
FIRST CORPORATE BUSINESS UNIT OJSC VTB BANK)

PROPOSAL #5G: ELECTION OF DIRECTOR: ALEXANDER POLEVOY                      ISSUER          YES        AGAINST           AGAINST
 (DEPUTY GENERAL DIRECTOR FOR FINANCES OF CJSC
INTERROS HOLDING COMPANY)

PROPOSAL #5H: ELECTION OF DIRECTOR: ANTON V. CHERNY                        ISSUER          YES        AGAINST           AGAINST
(DEPUTY GENERAL DIRECTOR FOR INVESTMENTS OF CJSC
INTERROS HOLDING COMPANY)

PROPOSAL #5I: ELECTION OF DIRECTOR: BRADFORD ALLAN                         ISSUER          YES          FOR               FOR
MILLS (EX-CEO, LONMIN PLC)

PROPOSAL #5J: ELECTION OF DIRECTOR: JOHN GERARD                            ISSUER          YES          FOR               FOR
HOLDEN (CONSULTANT OF ROCKBURY SERVICES INC.

PROPOSAL #5K: ELECTION OF DIRECTOR: VASILY N. TITOV                        ISSUER          YES        AGAINST           AGAINST
(DEPUTY PRESIDENT - CHAIRMAN OF THE MANAGEMENT BOARD
OF OJSC VTB BANK)

PROPOSAL #5L: ELECTION OF DIRECTOR: VLADIMIR I.                            ISSUER          YES        AGAINST           AGAINST
STRZHALKOVSKY (GENERAL DIRECTOR - CHAIRMAN OF THE
MANAGEMENT BOARD OF OJSC MMC NORILSK NICKEL)

PROPOSAL #5M: ELECTION OF DIRECTOR: DMITRY O.                              ISSUER          YES        AGAINST           AGAINST
AFANASYEV (PARTNER OF YAGOROV, PUGINSKY, AFANASYEV &
PARTNERS)

PROPOSAL #5N: ELECTION OF DIRECTOR: ANATOLY B. BALLO                       ISSUER          YES        AGAINST           AGAINST
(MEMBER OF THE MANAGEMENT BOARD - DEPUTY CHAIRMAN OF
STATE CORPORATION BANK FOR DEVELOPMENT AND FOREIGN
ECONOMIC AFFAIRS (VNESHECONOMBANK))

PROPOSAL #5O: ELECTION OF DIRECTOR: ALEXANDER S.                           ISSUER          YES        AGAINST           AGAINST
BULYGIN (CHAIRMAN OF THE BOARD OF DIRECTORS OF EN+

PROPOSAL #5P: ELECTION OF DIRECTOR: ARTEM O. VOLYNETS                      ISSUER          YES        AGAINST           AGAINST
 (DIRECTOR FOR STRATEGY AND CORPORATE GOVERNANCE OF
CJSC RUSAL GLOBAL MANAGEMENT B.V.)

PROPOSAL #5Q: ELECTION OF DIRECTOR: VADIM V. GERASKIN                      ISSUER          YES        AGAINST           AGAINST
 (DIRECTOR FOR RELATIONS WITH NATURAL MONOPOLIES OF
CJSC RUSAL GLOBAL MANAGEMENT B.V.)

PROPOSAL #5R: ELECTION OF DIRECTOR: MAXIM A. GOLDMAN                       ISSUER          YES        AGAINST           AGAINST
(DEPUTY DIRECTOR FOR INVESTMENTS OF A BRANCH OF JSC
RENOVA MANAGEMENT AG)

PROPOSAL #5S: ELECTION OF DIRECTOR: DMITRY V. RAZUMOV                      ISSUER          YES        AGAINST           AGAINST
 (GENERAL DIRECTOR OF ONEXIM GROUP LLC)

PROPOSAL #5T: ELECTION OF DIRECTOR: MAXIM M. SOKOV                         ISSUER          YES        AGAINST           AGAINST
(DIRECTOR, INVESTMENT MANAGEMENT, RUSAL GLOBAL
MANAGEMENT B.V.)

PROPOSAL #5U: ELECTION OF DIRECTOR: VLADISLAV A.                           ISSUER          YES        AGAINST           AGAINST
SOLOVIEV (GENERAL DIRECTOR OF EN+ MANAGEMENT LLC)

PROPOSAL #5V: ELECTION OF DIRECTOR: IGOR A. KOMAROV                        ISSUER          YES        AGAINST           AGAINST
(ADVISOR TO GENERAL DIRECTOR OF STATE CORPORATION
RUSSIAN TECHNOLOGIES)

PROPOSAL #5W: ELECTION OF DIRECTOR: ARDAVAN MOSHIRI                        ISSUER          YES        AGAINST           AGAINST
(CHAIRMAN OF THE BOARD OF DIRECTORS AT METALLOINVEST
MANAGEMENT COMPANY)

PROPOSAL #6A: TO ELECT THE MEMBER OF THE REVISION                          ISSUER          YES          FOR               FOR
COMMISSION: NATALIA V. GOLOLOBOVA (DEPUTY CHIEF
FINANCIAL OFFICER, INTEGRATED FINANCIAL SYSTEMS LLC)

PROPOSAL #6B: TO ELECT THE MEMBER OF THE REVISION                          ISSUER          YES          FOR               FOR
COMMISSION: ALEXEY A. KARGACHOV (DIRECTOR OF THE
INTERNAL CONTROL DEPARTMENT, OJSC MMC NORILSK NICKEL)

PROPOSAL #6C: TO ELECT THE MEMBER OF THE REVISION                          ISSUER          YES          FOR               FOR
COMMISSION: NATALIA N. PANPHIL (DEPUTY DIRECTOR OF
THE INTERNAL CONTROL DEPARTMENT - CHIEF OF THE
CONTROL AND REVISION DIVISION, OJSC MMC NORILSK

PROPOSAL #6D: TO ELECT THE MEMBER OF THE REVISION                          ISSUER          YES          FOR               FOR
COMMISSION: DMITRY V. PERSHINKOV (CHIEF OF THE TAX
PLANNING DIVISION OF THE ACCOUNTING, TAXATION AND
FINANCIAL REPORTING DEPARTMENT, OJSC MMC NORILSK
NICKEL)

PROPOSAL #6E: TO ELECT THE MEMBER OF THE REVISION                          ISSUER          YES          FOR               FOR
COMMISSION: TAMARA A. SIROTKINA (DEPUTY CHIEF OF THE
CLAIM ADMINISTRATION DIVISION - CHIEF OF THE
ADMINISTRATIVE AND LEGAL DISPUTES SECTOR OF THE LEGAL
 DEPARTMENT, OJSC MMC NORILSK NICKEL)

PROPOSAL #07: TO APPROVE ROSEXPERTIZA LLC AS AUDITOR                       ISSUER          YES          FOR               FOR
OF MMC NORILSK NICKEL'S 2009 RUSSIAN ACCOUNTING
STATEMENTS.

PROPOSAL #08: TO APPROVE THE NEW VERSION OF THE                            ISSUER          YES          FOR               FOR
CHARTER OF OJSC MMC NORILSK NICKEL.

PROPOSAL #09: TO APPROVE THE NEW VERSION OF THE                            ISSUER          YES          FOR               FOR
REGULATIONS ON THE BOARD OF DIRECTORS OF OJSC MMC
NORILSK NICKEL.

PROPOSAL #10: TO APPROVE THE REGULATIONS ON THE                            ISSUER          YES          FOR               FOR
MANAGEMENT BOARD OF OJSC MMC NORILSK NICKEL.

PROPOSAL #11A: 1) ESTABLISH THAT PRINCIPAL AMOUNT OF                       ISSUER          YES        AGAINST           AGAINST
REMUNERATION TO BE PAID TO INDEPENDENT DIRECTOR, 2)
ESTABLISH THAT ADDITIONAL REMUNERATION IN AMOUNT OF
USD 31,250 PER QUARTER, SHALL BE PAID, 3) ESTABLISH
PRINCIPAL AMOUNT OF REMUNERATION TO BE PAID TO
CHAIRMAN OF BOARD OF DIRECTORS IN CASE HE IS AN
INDEPENDENT DIRECTOR, SHALL BE USD 2,500,000 PER
YEAR, 4) ESTABLISH THAT AMOUNT OF ANNUAL BONUS TO BE
PAID TO A CHAIRMAN OF THE BOARD OF DIRECTORS 5)
REMUNERATION SUMS MENTIONED IN CLAUSES 1, 2, 3 AND 4
OF THIS RESOLUTION SHALL BE PAID FOR THE PERIOD FROM
JULY 1, 2009 AND TO THE DATE.

PROPOSAL #11B: 1) TO APPROVE THE INCENTIVE PROGRAM -                       ISSUER          YES        AGAINST           AGAINST
OPTION PLAN FOR INDEPENDENT DIRECTORS OF OJSC MMC
NORILSK NICKEL, (2) TO ESTABLISH THAT THE PROGRAM
SHALL BE VALID FROM JULY 1, 2009 TO JUNE 30, 2010.

PROPOSAL #12: THE VALUE OF PROPERTY BEING THE SUBJECT                      ISSUER          YES          FOR               FOR
 OF INTERRELATED TRANSACTIONS TO INDEMNIFY MEMBERS OF
 THE BOARD OF DIRECTORS AND MEMBERS OF MANAGEMENT
BOARD OF OJSC MMC NORILSK NICKEL AGAINST DAMAGES THE
AFOREMENTIONED PERSONS MAY INCUR IN THEIR RESPECTIVE
POSITIONS MENTIONED ABOVE SHALL NOT EXCEED USD
115,000,000 (ONE HUNDRED FIFTEEN MILLION US DOLLARS)
FOR EACH TRANSACTION.

PROPOSAL #13: TO APPROVE INTERRELATED TRANSACTIONS,                        ISSUER          YES          FOR               FOR
TO WHICH ALL MEMBERS OF THE BOARD OF DIRECTORS AND
MEMBERS OF THE MANAGEMENT BOARD OF OJSC MMC NORILSK
NICKEL ARE INTERESTED PARTIES, AND WHICH INVOLVE THE
OBLIGATIONS OF OJSC MMC NORILSK NICKEL TO INDEMNIFY
MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS OF THE
MANAGEMENT BOARD OF OJSC MMC NORILSK NICKEL AGAINST
DAMAGES THE AFOREMENTIONED PERSONS MAY INCUR IN THEIR
 RESPECTIVE POSITIONS MENTIONED ABOVE, SHALL NOT
EXCEED USD 115,000,000 (ONE HUNDRED FIFTEEN MILLION
US DOLLARS) FOR EACH SUCH PERSON.

PROPOSAL #14: TO ESTABLISH THAT THE VALUE OF SERVICES                      ISSUER          YES          FOR               FOR
 INVOLVING LIABILITY INSURANCE FOR MEMBERS OF THE
BOARD OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
BOARD OF OJSC MMC NORILSK NICKEL WITH LIABILITY
LIMITED TO USD 150,000,000 (ONE HUNDRED FIFTY MILLION
 US DOLLARS) AND ADDITIONAL INSURANCE COVERAGE LIMIT
OF USD 50,000,000 (FIFTY MILLION US DOLLARS) SHALL
NOT EXCEED USD 1,200,000 (ONE MILLION TWO HUNDRED
THOUSAND US DOLLARS).

PROPOSAL #15: TO APPROVE THE TRANSACTION, TO WHICH                         ISSUER          YES          FOR               FOR
ALL MEMBERS OF THE BOARD OF DIRECTORS AND MEMBERS OF
THE MANAGEMENT BOARD ARE INTERESTED PARTIES,
INVOLVING LIABILITY INSURANCE FOR MEMBERS OF THE
BOARD OF DIRECTORS AND MEMBERS OF THE MANAGEMENT
BOARD WHO WILL BE BENEFICIARY PARTIES TO TRANSACTION
BY RUSSIAN INSURANCE COMPANY, FOR THE ONE-YEAR TERM
WITH LIABILITY LIMITED TO USD 150,000,000 (ONE
HUNDRED FIFTY MILLION US DOLLARS) AND ADDITIONAL
INSURANCE COVERAGE LIMIT OF USD 50,000,000, (FIFTY
MILLION US DOLLARS) AND WITH PREMIUM TO INSURER NOT
EXCEEDING USD 1,200,000.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSC VTB BK
  TICKER:                N/A             CUSIP:     46630Q202
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the JSC VTB Bank annual report                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the JSC VTB Bank 2008 financial                      ISSUER          YES          FOR               FOR
 statements, including the profit and loss account
statement [JSC VTB Bank profit and loss account]

PROPOSAL #3.: Approve the JSC VTB Bank profit [loss]                       ISSUER          YES          FOR               FOR
allocation based on the results of the FY, including
announcement of VTB Bank dividends [their amount,
time brackets and form of dividend payment]; to
allocate JSC VTB Bank profit for 2008 in the
following way: net profit for distribution RUB
26,894,373,306.49; allowance for dividend payments
RUB 3,005,689,913.54; retained net profit RUB
23,888,683,392.95; decide on [announce] dividend
payments for 2008 in the amount of RUB 0.000447 on
one outstanding registered ordinary JSC VTB Bank
share of the face value of RUB 0.01; determine the
following way of dividend payments for 2008:
dividends are paid out in monetary funds that are
transferred in the form of non-cash payments to the
shareholders banking accounts or in cash paid out in
JSC VTB Bank St. Petersburg branch located at: 30 Ul.
 Bolshaya Morskaya, St. Petersburg, Russia; the
amount of dividends accrued per one JSC VTB Bank
shareholder is calculated accurate to RUB 0.01, with
the rounding up executed according to mathematic
approximation principles; dividends are paid out
within 60 days since the day of JSC VTB Bank AGM

PROPOSAL #4.: Approve to determine that JSC VTB Bank                       ISSUER          YES          FOR               FOR
Supervisory Council consists of 11 Members

PROPOSAL #5.1: Elect Dvorkovich Arkady Vladimirovich                       ISSUER          YES        AGAINST           AGAINST
to JSC VTB Bank Supervisory Council

PROPOSAL #5.2: Elect Drozdov Anton Viktorovich to JSC                      ISSUER          YES        AGAINST           AGAINST
 VTB Bank Supervisory Council

PROPOSAL #5.3: Elect Kostin Andrei Leonidovich to JSC                      ISSUER          YES        AGAINST           AGAINST
 VTB Bank Supervisory Council

PROPOSAL #5.4: Elect Kudrin Alexey Leonidovich to JSC                      ISSUER          YES        AGAINST           AGAINST
 VTB Bank Supervisory Council

PROPOSAL #5.5: Elect Savatyugin Alexey Lvovich to JSC                      ISSUER          YES        AGAINST           AGAINST
 VTB Bank Supervisory Council

PROPOSAL #5.6: Elect Saveliev Vitaly Gennadievich to                       ISSUER          YES        AGAINST           AGAINST
JSC VTB Bank Supervisory Council

PROPOSAL #5.7: Elect Ulyukaev Alexey Valentinovich to                      ISSUER          YES        AGAINST           AGAINST
 JSC VTB Bank Supervisory Council

PROPOSAL #5.8: Elect Warnig Artur Matthias as an                           ISSUER          YES          FOR               FOR
Independent Supervisory Council Member

PROPOSAL #5.9: Elect Glazkov Grigory Yurievich as an                       ISSUER          YES          FOR               FOR
Independent Supervisory Council Member

PROPOSAL #5.10: Elect Kropachev Nikolay Mikhailovich                       ISSUER          YES          FOR               FOR
as an Independent Supervisory Council Member

PROPOSAL #5.11: Elect Eskindarov Muhadin                                   ISSUER          YES          FOR               FOR
Abdurakhmanovich as an Independent Supervisory
Council Member

PROPOSAL #6.: Approve to determine that JSC VTB Bank                       ISSUER          YES          FOR               FOR
Statutory Audit Commission consists of 5 Members

PROPOSAL #7.: Elect Messrs. Bogomolova Tatiana                             ISSUER          YES          FOR               FOR
Alexandrovna, Logunova Natalia Alexandrovna, Lukov
Vladimir Valentinovich, Sabantsev Zakhar Borisovich,
Skripichnikov Dmitry Valerievich to JSC VTB Bank
Statutory Audit Commission

PROPOSAL #8.: Approve CJSC Ernst & Young Vneshaudit                        ISSUER          YES          FOR               FOR
as the Auditor of JSC VTB Bank RAS annual financial
statements in 2009

PROPOSAL #9.: Approve the ceiling amounts of                               ISSUER          YES          FOR               FOR
interested party transactions to be entered into by
JSC VTB Bank during its standard commercial business
according to the list of transactions determined by
JSC VTB Bank Supervisory Council in the package of
materials provided to the shareholders in the course
of preparation for JSC VTB Bank AGM [see Minutes 4 of
 JSC VTB Bank Supervisory Council Meeting of 13 MAY
2009]

PROPOSAL #10.: Approve the new edition of JSC VTB                          ISSUER          YES          FOR               FOR
Bank Charter and authorize JSC VTB Bank President and
 Chairman of the Management Board Andrei L. Kostin to
 sign the new edition of VTB Bank Charter and
petition to the Bank of Russia on the approval of the
 new edition of JSC VTB Bank Charter

PROPOSAL #11.: Approve the increase in JSC VTB Bank                        ISSUER          YES          FOR               FOR
charter capital by placing additional registered
ordinary shares of JSC VTB Bank under the following
terms and conditions: the number of registered
ordinary shares of JSC VTB Bank for placement is
9,000,000,000,000; face value of additionally placed
registered ordinary shares of JSC VTB Bank is RUB
0.01 per share; the form of additionally issued
registered ordinary shares issue is non-documentary;
additional placement of registered ordinary shares is
 executed by means of a public offering; procedure
for determination of the offer price of additionally
issued registered ordinary shares of JSC VTB Bank
[particularly for entities possessing preemption
rights for JSC VTB Bank registered ordinary shares]:
offer price of additional registered ordinary shares
of JSC VTB Bank [particularly for entities possessing
 preemption rights for JSC VTB Bank registered
ordinary shares] is determined by the Supervisory
Council of JSC VTB Bank after the expiry of validity
of preemptive rights; offer price for additional
registered ordinary shares of JSC VTB Bank for
entities possessing preemptive right for their
purchase does not differ from the offer price for
other entities; the form of payment for additionally
issued registered ordinary shares is monetary assets
in the national currency of Russian Federation

PROPOSAL #12.: Approve to pay out the specified                            ISSUER          YES          FOR               FOR
remuneration to the Independent Members of JSC VTB
Bank Supervisory Council: to Matthias Warnig in the
amount equivalent to USD 80,000 for performing the
functions of an Independent Member of JSC VTB Bank
Supervisory Council, USD 30,000 for performing the
functions of Chair of JSC VTB Bank Supervisory
Council Audit Committee; to Nikolay Kropachev in the
amount equivalent to USD 80,000 for performing the
functions of an Independent Member of JSC VTB Bank
Supervisory Council; reimburse for all expenses of
Independent Supervisory Council Members related to
performing their functions, namely: accommodation,
transport costs [including VIP airport services],
other taxes and charges of air and/or rail transport

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSC VTB BK
  TICKER:                N/A             CUSIP:     X0494D108
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report of the Company                     ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the accounting statements,                           ISSUER          YES          FOR               FOR
including profit and loss statement for 2008 FY

PROPOSAL #3.: Approve the distribution of                                  ISSUER          YES          FOR               FOR
profits/losses for 2008 FY, including dividend payment

PROPOSAL #4.: Approve the determination of the                             ISSUER          YES          FOR               FOR
quantitative structure of the Supervisory Board

PROPOSAL #5.: Elect the Members to the Supervisory                         ISSUER          YES        AGAINST           AGAINST
Board

PROPOSAL #6.: Approve the determination of the                             ISSUER          YES          FOR               FOR
quantitative structure of the Auditing Commission

PROPOSAL #7.: Elect the Members to the Auditing                            ISSUER          YES          FOR               FOR
Commission

PROPOSAL #8.: Approve the Auditor                                          ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the deals which are the                              ISSUER          YES          FOR               FOR
transactions with an interested party

PROPOSAL #10.: Approve the Company's Charter in the                        ISSUER          YES          FOR               FOR
new reading

PROPOSAL #11.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital of the Company via distribution of
additionally issued common shares

PROPOSAL #12.: Approve the compensation to the                             ISSUER          YES          FOR               FOR
Members of the Supervisory Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSE LIMITED, JOHANNESBURG
  TICKER:                N/A             CUSIP:     S4254A102
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Re-elect Mr. A. Botha as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. A. Mazwai as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Ms. G. Serobe as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. N. Payne as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Ms. W. Luhabe as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #7.: Elect Mr. Z. Combi as a Director                             ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint KPMG Inc as the Auditors and                      ISSUER          YES          FOR               FOR
 elect Mr. Vanessa Yuill as the Designated Auditor

PROPOSAL #9.: Approve to declare a final dividend of                       ISSUER          YES          FOR               FOR
192 cents per share

PROPOSAL #10.: Approve the annual retainer fee of the                      ISSUER          YES          FOR               FOR
 Directors be increased by 10%

PROPOSAL #11.: Approve the meeting fee of Directors                        ISSUER          YES          FOR               FOR
be increased by 10%

PROPOSAL #12.: Approve the placement of the unissued                       ISSUER          YES          FOR               FOR
shares under the control of the Directors

PROPOSAL #13.: Grant authority to make general                             ISSUER          YES          FOR               FOR
payments to the shareholders

PROPOSAL #14.: Amend the Rules of the Black                                ISSUER          YES          FOR               FOR
Shareholder Retention Scheme

PROPOSAL #S.15: Grant authority to the Directors to                        ISSUER          YES          FOR               FOR
facilitate the general repurchase by the Company

PROPOSAL #S.16: Amend the Article 24.1 of the                              ISSUER          YES          FOR               FOR
Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSFC SISTEMA
  TICKER:                N/A             CUSIP:     48122U204
  MEETING DATE:          2/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Regulation on the Board of                         ISSUER          YES          FOR               FOR
Directors of Sistema JSFC to include further
commitments by Sistema JSFC to indemnify the Members
of the Board of Directors of Sistema JSFC for their
potential legal and other expenses or losses

PROPOSAL #2.: Amend the Regulation on compensation                         ISSUER          YES          FOR               FOR
and reimbursement of the Members of the Board of
Directors of Sistema JSFC to include further
commitments by Sistema JSFC to indemnify the Members
of the Board of Directors of Sistema JSFC for their
potential legal and other expenses or losses

PROPOSAL #3.: Amend the Regulation on the Executive                        ISSUER          YES          FOR               FOR
Board of Sistema JSFC to include further commitments
by Sistema JSFC to indemnify the Members of the
Executive Board of Sistema JSFC for their potential
legal and other expenses or losses

PROPOSAL #4.: Approve the transactions, in the                             ISSUER          YES          FOR               FOR
conclusion of which there is an interest on the part
of a Member of the Management Board of Sistema, JSFC,
 Mr. Muratov, D. G.: a contract of guarantee with
respect to the obligations of Sitronics OAO, to be
made with Vnesheconombank with the amount of the
principal at USD 230,000,000.00 and a pledge of
5,728,252,000 ordinary shares of Sitronics, OAO

PROPOSAL #5.: Amend Clause 1.7 of the Charter of the                       ISSUER          YES          FOR               FOR
Company in connection with a change in the location
of the permanent management organ of Sistema, JSFC

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSFC SISTEMA
  TICKER:                N/A             CUSIP:     48122U204
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the meeting procedure                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
accounts, including loss and Profit account of the
Company for 2008

PROPOSAL #3.: Approve the 2008 year resulted in a net                      ISSUER          YES          FOR               FOR
 loss of 106 744 576 000 RUB; It is Proposed
therefore not to pay dividend for the year 2008

PROPOSAL #4.: Approve to determine the number of                           ISSUER          YES          FOR               FOR
Members of the Board of Directors as 13 Members

PROPOSAL #5.1: Elect Zaytsev Sergey Yakovlevich as an                      ISSUER          YES          FOR               FOR
 Audit Commission

PROPOSAL #5.2: Elect Kuznetsova Nathalia Yurievna as                       ISSUER          YES          FOR               FOR
an Audit Commission

PROPOSAL #5.3: Elect Frolov Dmitry Evgenievich as an                       ISSUER          YES          FOR               FOR
Audit Commission

PROPOSAL #6.1: Elect Goncharuk Alexander Yurievitch                        ISSUER          YES        AGAINST           AGAINST
as a Board of Director

PROPOSAL #6.2: Elect Gorbatovskiy Alexander                                ISSUER          YES          FOR               FOR
Ivanovitch as a Board of Director

PROPOSAL #6.3: Elect Evtushenkov Vladimir Petrovitch                       ISSUER          YES        AGAINST           AGAINST
as a Board of Director

PROPOSAL #6.4: Elect Sommer Ron as a Board of Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.5: Elect Zubov Dmitriy Lvovitch as a                           ISSUER          YES        AGAINST           AGAINST
Board of Director

PROPOSAL #6.6: Elect Kocharyan Robert Sedrakovich as                       ISSUER          YES          FOR               FOR
a Board of Director

PROPOSAL #6.7: Elect Kopiev Vyacheslav Vsevolodovitch                      ISSUER          YES        AGAINST           AGAINST
 as a Board of Director

PROPOSAL #6.8: Elect Mehrotra Rajiv as a Board of                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #6.9: Elect Melamed Leonid Adolfovich as a                        ISSUER          YES        AGAINST           AGAINST
Board of Director

PROPOSAL #6.10: Elect Novitski Evgeniy Grigorievitch                       ISSUER          YES        AGAINST           AGAINST
as a Board of Director

PROPOSAL #6.11: Elect Newhouse Stephan as a Board of                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.12: Elect Skidelsky Robert as a Board of                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.13: Elect Cheremin Sergey Evgenievich as                       ISSUER          YES        AGAINST           AGAINST
a Board of Director

PROPOSAL #7.1: Approve the Audit consulting firm ZAO                       ISSUER          YES          FOR               FOR
Gorislavtsev and K. Audit for the Audit in accordance
 with the Russian accounting standards in 2009

PROPOSAL #7.2: Approve the Company Deloitte & Touche                       ISSUER          YES          FOR               FOR
Regional Consulting Services Limited for the auditing
 of financial results in compliance With the
international [US GAAP] standards in 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JSR CORPORATION
  TICKER:                N/A             CUSIP:     J2856K106
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Change Company's                         ISSUER          YES        AGAINST           AGAINST
Location to Minato-ku, Approve Minor Revisions
Related to Dematerialization of Shares and the other
Updated Laws and Regulaions, Allow Board to Make
Rules Governing Exercise of Shareholders' Rights

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JTEKT CORPORATION
  TICKER:                N/A             CUSIP:     J2946V104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JULIUS BAER HOLDING AG, ZUERICH
  TICKER:                N/A             CUSIP:     H4407G263
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
accounts of the group 2008 report of the Auditors

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance profit

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Management

PROPOSAL #4.1: Re-elect Mr. Raymon J. Baer                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Approve the By-election of Mr.                              ISSUER          YES          FOR               FOR
Leonhard H. Fischer

PROPOSAL #5.: Elect the Auditors                                           ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the reduction of the share                           ISSUER          YES          FOR               FOR
capital with modification of By-Laws

PROPOSAL #7.: Approve the other modifications of By-                       ISSUER          YES          FOR               FOR
Laws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JULIUS BAER HOLDING AG, ZUERICH
  TICKER:                N/A             CUSIP:     H4407G263
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to exchange the statutory                            ISSUER          YES          FOR               FOR
reserves into free reserves

PROPOSAL #2.: Approve the Company's affaires                               ISSUER          YES          FOR               FOR
modification

PROPOSAL #3.1: Approve the split of the private                            ISSUER          YES          FOR               FOR
banking and asset management business divisions:
fixing of a special dividend

PROPOSAL #3.2: Approve the split of the private                            ISSUER          YES          FOR               FOR
banking and asset management business divisions:
Company's modification

PROPOSAL #3.3.1: Elect Mr. Johannes A. De Gier as a                        ISSUER          YES        AGAINST           AGAINST
Board of Director

PROPOSAL #3.3.2: Elect Mr. Hugh Scott Barrett as a                         ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #3.3.3: Elect Mr. Dieter A. Enkelmann as a                        ISSUER          YES        AGAINST           AGAINST
Board of Director

PROPOSAL #4.: Approve to close the shares repurchase                       ISSUER          YES          FOR               FOR
program 2008-2010, approved 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JYSKE BANK A/S, SILKEBORG
  TICKER:                N/A             CUSIP:     K55633117
  MEETING DATE:          3/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Supervisory                        ISSUER          YES          FOR               FOR
Board on Jyske Bank's operations during the preceding
 year

PROPOSAL #2.: Approve the presentation of the annual                       ISSUER          YES          FOR               FOR
report for adoption or other resolution as well as
resolution as to the application of profit or cover
of loss according to the accounts adopted

PROPOSAL #3.: Approve the motion by the Supervisory                        ISSUER          YES          FOR               FOR
Board to the effect that the bank be authorized to
acquire Jyske Bank shares until the next AGM, of up
to 1/10 of the share capital at prices not deviating
by more than 10% from the latest closing bid price
listed on the NASDAQ OMX Copenhagen A/S at the time
of the acquisition

PROPOSAL #4.a: Grant authority by Article 4[2] to                          ISSUER          YES        AGAINST           AGAINST
expire on 01 MAR 2014 [previously 01 MAR 2013]

PROPOSAL #4.b: Grant authority by Article 4[3] to                          ISSUER          YES        AGAINST           AGAINST
expire on 01 MAR 2014 [previously 01 MAR 2013]

PROPOSAL #4.c: Approve to change the name in Article                       ISSUER          YES          FOR               FOR
7[2] from OMX Nordic Exchange, Copenhagen to NASDAQ
OMX Copenhagen A/S

PROPOSAL #4.d: Amend the age of retirement, Article                        ISSUER          YES          FOR               FOR
18[2] from 65 to 70 years

PROPOSAL #4.e: Authorize the Supervisory Board to                          ISSUER          YES          FOR               FOR
raise loans secured by bond issues or other
instruments of debt that carry interest at a rate
which depends fully or partially on the Bank's
dividend rate or on the profit for the year [hybrid
core capital] according to the legislation in force
from time to time on public capital injections in
financial institutions, always provided that the
Bank's total hybrid core capital does not exceed 35%
of the Bank's core capital, the authorization shall
be valid until next OGM

PROPOSAL #5.: Elect the shareholders' representatives                      ISSUER          YES        AGAINST           AGAINST
 for the Eastern Division

PROPOSAL #6.: Appoint the Auditor                                          ISSUER          YES          FOR               FOR

PROPOSAL #7.: Amend the Article of Association, the                        ISSUER          YES          FOR               FOR
Supervisory Board proposes that the Members in
general meeting authorize the Supervisory Board to
make such amendments as may be require by the Danish
Commerce and Companies Agency in connection with
registration of the Articles of Association

PROPOSAL #8.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                JYSKE BANK A/S, SILKEBORG
  TICKER:                N/A             CUSIP:     K55633117
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve the authority granted by                             ISSUER          YES        AGAINST           AGAINST
Article 4[2] to expire on 01 MAR 2014 [previously 01

PROPOSAL #B.: Approve the authority gratned by                             ISSUER          YES        AGAINST           AGAINST
Article 4[3] to expire on 01 MAR 2014 [previously 01

PROPOSAL #C.: Approve to change the name in Article                        ISSUER          YES          FOR               FOR
7[2] from OMX Nordic Exchange, Copenhagen to NASDAQ
OMX Copenhagen A/S

PROPOSAL #D.: Amend the Article 18[2] on the age of                        ISSUER          YES          FOR               FOR
retirement, from 65 to 70 years

PROPOSAL #E.: Authorize the Supervisory Board to                           ISSUER          YES          FOR               FOR
raise loans secured by bond issues or other
instruments of debt that carry interest at a rate
which depends fully or partially on the Bank's
dividend rate or on the profit for the year [hybrid
core capital] according to the legislation in force
from time to time on public capital injections in
financial institutions, always provided that the
Bank's total hybrid core capital does not exceed 35%
of the Bank's core capital; [Authority expires on

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                K + S AKTIENGESELLSCHAFT
  TICKER:                N/A             CUSIP:     D48164103
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements, the group annual report, and the reports
 pursuant to sections 289(4) and 315(4) of the german
 commercial code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distribution profit of EUR 399,393,869.12 as follows:
 payment of a dividend of EUR 2.40 per no-par share
EUR 3,393,869.12 shall be carried forward Ex-dividend
 and payable date: 14 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: Deloitte + Touche GmbH, Hanover

PROPOSAL #6.: Resolution on the authorization to                           ISSUER          NO           N/A               N/A
issue convertible and/or warrant Bonds, the creation
of contingent capital, and the correspondent
amendment to the Articles of Association, the
existing authorization approved by the shareholders,
meeting of 10 MAY 2006, to issue convertible and/or
warrant Bonds shall be revoked, the Board of Managing
 Directors shall be authorized, with the consent of
the Supervisory Board, to issue registered and/or
bearer Bonds of up to EUR 1,500,000,000 conferring
convertible and/or Option Rights for shares of the
Company, on or before 12 MAY 2014, shareholders shall
 be granted subscription rights except for the issue
of Bonds conferring convertible and/or option rights
for shares of the Company of up to 10% of the share
capital at a price not materially below their
theoretical market value, for the granting of such
rights to holders of convertible and/or option
rights, for residual amounts, and for the issue of
bonds for acquisition purposes, the Company's share
capital shall be increased accordingly by up to EUR
16,500,000 through the issue of up to 16,500,000 new
no-par shares, insofar as convertible and/or option
rights are exercised [contingent capital]

PROPOSAL #7.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the Company shall be authorized to
acquire own shares of up to 10% of its share capital,
 at a price not differing more than 10% from the
market price of the shares, on or before 31 OCT 2010,
 the Board of Managing Directors shall be authorized
to sell the shares on the Stock Exchange or by a
rights offering, to dispose of the shares in a manner
 other than the Stock Exchange or an offer to all
shareholders if the shares are sold at a price not
materially below their market price, to use the
shares for acquisition purposes or for satisfying
option and convertible rights, and to retire the

PROPOSAL #8.: Amendment to Section 12 of the Article                       ISSUER          NO           N/A               N/A
of Association in respect of the adjustment of the
remuneration for the Supervisory Board, as follows:
each Board Member shall receive a fixed annual
remuneration of EUR 55,000 plus a variable
remuneration of up to EUR 45,000, the Chairman shall
receive twice, and the Deputy Chairman one and a half
 times, these amounts, Members of the Audit Committee
 shall receive an additional fixed annual
remuneration of EUR 7,500 for their Committee
membership, the Committee Chairman shall receive
twice, the Deputy Committee Chairman one and a half
times, this amount, furthermore, each Supervisory
Board Member shall receive an attendance fee of EUR
500 per Supervisory Board meeting or Committee
meeting, at most EUR 1,000 per day

PROPOSAL #9.: Amendments to the Articles of                                ISSUER          NO           N/A               N/A
Association in accordance with the law on the
implementation of the shareholder Rights Directive
[ARUG], as follows: a] Section 14(2) deletion b]
Section 15, in respect of shareholders registering
with the Company within the statutory period of time,
 c] Section 17(1), in respect of each share giving
rise to one vote, and shareholders, voting rights
being exercised by a proxy, if requested

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                K T & G CORP
  TICKER:                N/A             CUSIP:     Y49904108
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the change of Articles of                            ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #3.: Elect the External Director                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the External Director who is                           ISSUER          YES          FOR               FOR
Audit Committee

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KABU.COM SECURITIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J29719101
  MEETING DATE:          6/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Company's                          ISSUER          YES          FOR               FOR
Location to Chiyoda-ku, Approve Minor Revisions
Related to Dematerialization of Shares and the Other
Updated Laws and Regulations, Allow Board to Make
Rules Governing Exercise of Shareholders' Rights

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAJIMA CORPORATION
  TICKER:                N/A             CUSIP:     J29223120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Approve Reduction of Legal Reserve                            ISSUER          YES          FOR               FOR

PROPOSAL #3: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAMIGUMI CO.,LTD.
  TICKER:                N/A             CUSIP:     J29438116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KANDENKO CO.,LTD.
  TICKER:                N/A             CUSIP:     J29653102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KANEKA CORPORATION
  TICKER:                N/A             CUSIP:     J2975N106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KANGWON LAND INC, CHONGSON
  TICKER:                N/A             CUSIP:     Y4581L105
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the appropriation of income and                      ISSUER          YES          FOR               FOR
 dividend of KRW 720 per share

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST
regarding business objectives, Sub-Committees and
other legislative changes

PROPOSAL #3.1: Elect Mr. Nah Seung-Yeol as President                       ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Elect Mr. Lee Seong-bok as President                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Elect Mr. Jeon In-Baek as President                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.4: Elect Mr. Choi Yeong as President                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.5: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: elect 3 inside Directors
nominated by largest shareholder, 1 inside Director
nominated by second largest shareholder, 1 inside
Director nominated by Jungseon County Governor, and 1
 inside Director nominated by Taebaek City Mayor

PROPOSAL #4.: Approve the total remuneration of the                        ISSUER          YES          FOR               FOR
Inside Directors and the Outside Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KANSAI PAINT CO.,LTD.
  TICKER:                N/A             CUSIP:     J30255129
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

PROPOSAL #7: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KANSAI URBAN BANKING CORPORATION
  TICKER:                N/A             CUSIP:     J30312102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications, Expand
Business Lines, Increase Authorized Capital to 1,400M
 shs

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAO CORPORATION
  TICKER:                N/A             CUSIP:     J30642169
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Delegation to the Meeting of the Board                       ISSUER          YES          FOR               FOR
of Directors of the Company of Determination of
Matters for Offering of Stock Acquisition Rights to
be Issued as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KASIKORNBANK PUBLIC COMPANY LIMITED
  TICKER:                N/A             CUSIP:     Y4591R118
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the general                             ISSUER          YES          FOR               FOR
meeting of shareholders No. 96

PROPOSAL #2.: Acknowledge the Board of Directors'                          ISSUER          YES          FOR               FOR
report on the year 2008 operations

PROPOSAL #3.: Approve the balance sheet and the                            ISSUER          YES          FOR               FOR
statement of income for the YE 31 DEC 2008

PROPOSAL #4.: Approve the appropriation of profit                          ISSUER          YES          FOR               FOR
from 2008 operating results and dividend payment

PROPOSAL #5.: Amend the resolution of AGM of                               ISSUER          YES          FOR               FOR
shareholders No. 93, held on 08 APR 2005, regarding
the issuance and sale of debentures of the bank

PROPOSAL #6.: Approve the acquiring shares of                              ISSUER          YES          FOR               FOR
Muangthai Fortis Holding Company Limited and the
connected transaction

PROPOSAL #7.: Amend the Article 7 BIS regarding                            ISSUER          YES          FOR               FOR
transfer of shares and Article 34 regarding
additional provisions of the bank's Articles of

PROPOSAL #8.1: Elect Mr. Somchai Bulsook as a                              ISSUER          YES          FOR               FOR
Director, to replace those retiring by rotation

PROPOSAL #8.2: Elect Ms. Sujitpan Lamsam as a                              ISSUER          YES          FOR               FOR
Director, to replace those retiring by rotation

PROPOSAL #8.3: Elect Professor Emeritus Khunying                           ISSUER          YES          FOR               FOR
Suchada Kiranandana as a Director, to replace those
retiring by rotation

PROPOSAL #8.4: Elect Dr. Abhijai Chandrasen as a                           ISSUER          YES          FOR               FOR
Director, to replace those retiring by rotation

PROPOSAL #8.5: Elect Mr. Hiroshi Ota as a Director,                        ISSUER          YES          FOR               FOR
to replace those retiring by rotation

PROPOSAL #9.: Appoint Mr. Sobson Ketsuwan as a new                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #10.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Directors

PROPOSAL #11.: Appoint the Auditor and approve to fix                      ISSUER          YES          FOR               FOR
 the remuneration of the Auditor

PROPOSAL #12.: Other businesses [if any]                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAWASAKI HEAVY INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J31502107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAWASAKI KISEN KAISHA,LTD.
  TICKER:                N/A             CUSIP:     J31588114
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations, Reduce Term of Office of
Directors to One Year, Adopt Reduction of Liability
System for Outside Directors

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Renewal of Plan on Countermeasures to                        ISSUER          YES        AGAINST           AGAINST
Large-Scale Acquisitions of Company Shares (Takeover
Defense Measures)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAZAKHMYS
  TICKER:                N/A             CUSIP:     G5221U108
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the receive the 2008 report and                      ISSUER          YES          FOR               FOR
 the accounts

PROPOSAL #2.: Approve the 2008 Directors'                                  ISSUER          YES          FOR               FOR
remuneration report

PROPOSAL #3.: Elect Mr. Daulet Yergozhin as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Peter Hickson as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint Ernst and Young LLP as the                        ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #6.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #7.: Approve to renew the Directors'                              ISSUER          YES          FOR               FOR
authority to allot shares

PROPOSAL #S.8: Approve to renew the Directors'                             ISSUER          YES          FOR               FOR
authority to disapply pre-emption rights

PROPOSAL #S.9: Authorize the Directors to make market                      ISSUER          YES          FOR               FOR
 purchases of the Company's shares

PROPOSAL #S.10: Grant authority to call the general                        ISSUER          YES          FOR               FOR
meetings on 14 days' notice

PROPOSAL #S.11: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KAZAKHMYS PLC, LONDON
  TICKER:                N/A             CUSIP:     G5221U108
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed acquisition by the                      ISSUER          YES          FOR               FOR
 Company of 98,607,884 shares in ENRC PLC [the
Acquisition] as specified pursuant to the terms and
subject to the conditions of the agreements dated 10
JUN 2008 between the Company and the Government of
Kazakhstan [the Acquisition Agreement] and authorize
the Directors of the Company to do all such acts and
things and execute all such deeds and documents as
they may in their absolute discretion consider
necessary and/or desirable in order to implement and
complete the acquisition in accordance with the terms
 described in the Acquisition Agreement, subject to
such immaterial amendments or variations thereto as
the Directors of the Company may in their absolute
discretion think fit

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KB FINANCIAL GROUP INC
  TICKER:                KB              CUSIP:     48241A105
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF NON-CONSOLIDATED FINANCIAL                       ISSUER          YES          FOR               FOR
STATEMENTS (BALANCE SHEET, INCOME STATEMENT AND
STATEMENT OF APPROPRIATION OF RETAINED EARNINGS) FOR
THE FISCAL YEAR 2008, AS SET FORTH IN THE COMPANY'S
NOTICE OF MEETING ENCLOSED HEREWITH.

PROPOSAL #02: AMENDMENT OF THE ARTICLES OF                                 ISSUER          YES          FOR               FOR
INCORPORATION, AS SET FORTH IN THE COMPANY'S NOTICE
OF MEETING ENCLOSED HEREWITH.

PROPOSAL #03: APPOINTMENT OF NON-EXECUTIVE                                 ISSUER          YES          FOR               FOR
DIRECTOR(S), AS SET FORTH IN THE COMPANY'S NOTICE OF
MEETING ENCLOSED HEREWITH.

PROPOSAL #04: APPOINTMENT OF CANDIDATE(S) FOR THE                          ISSUER          YES          FOR               FOR
MEMBERS OF THE AUDIT COMMITTEE, WHO ARE NON-EXECUTIVE
 DIRECTORS, AS SET FORTH IN THE COMAPNY'S NOTICE OF
MEETING ENCLOSED HEREWITH.

PROPOSAL #05: APPROVAL OF THE AGGREGATE REMUNERATION                       ISSUER          YES          FOR               FOR
LIMIT FOR DIRECTORS, AS SET FORTH IN THE COMPANY'S
NOTICE OF MEETING ENCLOSED HEREWITH.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KBC ANCORA CVA, HEVERLEE
  TICKER:                N/A             CUSIP:     B0205Y114
  MEETING DATE:          10/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Director's report                                ISSUER          NO           N/A               N/A

PROPOSAL #2.: Receive the Auditor's report                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve to allow questions                                   ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approve the financial statements,                            ISSUER          NO           N/A               N/A
allocation of income, and dividend of EUR 3.40 per
share

PROPOSAL #5.: Grant discharge of the Director and the                      ISSUER          NO           N/A               N/A
 Auditors

PROPOSAL #6.: Ratify KPMG as the Auditors and approve                      ISSUER          NO           N/A               N/A
 the Auditor's fees

PROPOSAL #7.: Transact other business                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KBC GROUPE SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B5337G162
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Review of the combined annual report of                      ISSUER          NO           N/A               N/A
 the Board of Directors of KBC Group NV on the
Company and consolidated annual accounts for the FYE
on 31 DEC 2008

PROPOSAL #2.: Review of the Auditor's reports on the                       ISSUER          NO           N/A               N/A
Company and the consolidated annual accounts of KBC
Group NV for the FYE on 31 DEC 2008

PROPOSAL #3.: Review of the consolidated annual                            ISSUER          NO           N/A               N/A
accounts of KBC Group NV for the FYE on 31 DEC 2008

PROPOSAL #4.: Approve the Company annual accounts of                       ISSUER          NO           N/A               N/A
KBC Group NV for the FYE on 31 DEC 2008

PROPOSAL #5.: Approve the proposed appropriation of                        ISSUER          NO           N/A               N/A
the profit earned by KBC Group NV in the FYE on 31
DEC 2008 for which on dividend and no profit shares
will be paid out, and the entire profit from this FYE
 will be carried forward to the next

PROPOSAL #6.: Grant discharge to the Directors of KBC                      ISSUER          NO           N/A               N/A
 Group NV for the performance of their mandate during
 the 2008 FY

PROPOSAL #7.: Grant discharge to the Auditor of KBC                        ISSUER          NO           N/A               N/A
Group NV for the performance of his mandate during
the 2008 FY

PROPOSAL #8.: Approve, pursuant to Article 556 of the                      ISSUER          NO           N/A               N/A
 Companies Code, the fact that in the event of merger
 by acquisition of KBC Group NV, the Federale
Participate-en Investeringsmaatschappij NV, a Company
 governed by public Law, [or the entity which, in the
 event, will have taken over its rights and
obligations] as holder of core-capital securities
issued by KBC Group NV, will enjoy the similar
benefits as the shareholders of KBC Group NV as
specified in Article 5 (I) of the conditions of the
core-capital securities that are annexed to the
subscription agreement signed by KBC Group NV and the
 Federale Participatie-en Investeringsmaatschappij
NV, a Company governed by public Law, on 19 DEC 2008,
 this means that ratio of converting core-capital
securities into shares of KBC Group NV which applies
in the event the latter [or its legal sucessor]
should choose to repay the core-capital securities in
 shares, will be adjusted based on the exchange ratio
 used at the time of the merger between KBC Group NV
shares and shares of the acquiring Company, and (II)
that an additional amount in cash will be paid at the
 time of the merger inasmuch as such an amount is
Investeringsmaatschappij NV, a Company governed by
public Law [or the entity which, in the event, will
have taken over its rights and obligations]

PROPOSAL #9.A: Re-appoint Mr. Paul Borghgraef as a                         ISSUER          NO           N/A               N/A
Director for a period of 4 years, i.e. until after
the AGM of 2013

PROPOSAL #9.B: Re-appoint Mr. Paul Bostoen as a                            ISSUER          NO           N/A               N/A
Director for a period of 1 year, i.e. until after the
 AGM of 2010, on account of reaching the age limit

PROPOSAL #9.C: Re-appoint Mr. Luc Debaillie as a                           ISSUER          NO           N/A               N/A
Director for a period of 1 year, i.e. until after the
 AGM of 2010, on account of reaching the age limit

PROPOSAL #9.D: Re-appoint Mr. Noel Devisch as a                            ISSUER          NO           N/A               N/A
Director for a period of 4 years, i.e. until after
the AGM of 2013

PROPOSAL #9.E: Re-appoint Mr. Hendrik Soete as a                           ISSUER          NO           N/A               N/A
Director for a period of 4 years, i.e. until after
the AGM of 2013

PROPOSAL #9.F: Re-appoint Mr. Alain Tytgadt as a                           ISSUER          NO           N/A               N/A
Director for a period of 4 years, i.e. until after
the AGM of 2013

PROPOSAL #9.G: Re-appoint Mr. Etienne Verwilghen as a                      ISSUER          NO           N/A               N/A
 Director for a period of 4 years, i.e. until after
the AGM of 2013

PROPOSAL #9.H: Re-appoint Mr. Philippe Vlerick as a                        ISSUER          NO           N/A               N/A
Director for a period of 4 years, i.e. until after
the AGM of 2013

PROPOSAL #9.I: Re-appoint Mr. Dirk Heremans as                             ISSUER          NO           N/A               N/A
Independent Director within the meaning of and in
line with the criteria as specified in the Article
526 TER of the Company Code and for a period of 4
years, i.e. until after the AGM of 2013

PROPOSAL #9.J: Re-appoint Mr. Philippe Naert as an                         ISSUER          NO           N/A               N/A
Independent Director within the meaning of and in
line with the criteria set out in Article 526 TER of
the Companies Code and in the Corporate Governance
Code, for a period of 4 years, i.e. until after the
AGM of 2013

PROPOSAL #9.K: Appoint Mr. Charles Van Wymeersch for                       ISSUER          NO           N/A               N/A
a period of 4 years, i.e. until after the AGM of
2013, to replace Mr. Jean-Marie Geradin, whose term
of office ends when the present AGM has ended

PROPOSAL #10.: Any other business                                          ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KBC GROUPE SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B5337G162
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                           ISSUER          NO           N/A               N/A
Directors drawn up in accordance with i) Article 604,
 Paragraph 2, of the Companies Code with a view to
renewing the authorization to increase the capital
and ii) Article 604, in conjunction with Article 607,
 of the Companies Code with the renewing the
authorization to increase the capital specified
notification from the Belgian Banking, Finance and
Insurance Commission with regard to public bids

PROPOSAL #2.: Approve to delete the transitional                           ISSUER          NO           N/A               N/A
provision in Article 5

PROPOSAL #3.: Approve to renew the authorization                           ISSUER          NO           N/A               N/A
granted to the Board of Directors to increase the
capital, as currently specified in Articles 7A and 7B
 of the Articles of Association, and increase it to
EUR 900,000,000, for further period of 5 years
starting from date of publication of the amendment to
 the Articles of Association decided upon by the EGM
of 30 APR 2009 and in this regard at the same time to
 authorize the Board of Directors to determine the
dividend entitlement of the new shares to be issued;
amend Articles 7A and 7B of the Articles of
Association as specified

PROPOSAL #4.: Approve to renew for a period of 3                           ISSUER          NO           N/A               N/A
years staring from 30 APR 2009 the special
authorization granted to the Board of Directors, as
currently set out in Article 7C of the Articles of
Association, to carry out capital increases subject
to the limits of the authorization detailed in
Articles 7A and 7B, even after the date receipt of
notification from the Belgian Banking, Finance and
Insurance Commission that it has been apprised of a
public bid for the Securities of the Company

PROPOSAL #5.: Approve to delete immediately the 1 and                      ISSUER          NO           N/A               N/A
 2 Paragraphs of the transitional provision under
Article 7 and to grant authorization to Mr. Paul Mees
 and Mrs. Christel Haverans, each acting individually
 and to delete the other paragraphs of this
Transitional provision after publication of the
amendments to the Articles of Association decided
upon by the EGM of 30 APR 2009

PROPOSAL #6.: Approve to delete the transitional                           ISSUER          NO           N/A               N/A
provisions in Article 10 bis

PROPOSAL #7.: Approve to renew for a further 3 year                        ISSUER          NO           N/A               N/A
period, starting from the date of publication of the
amendment of the Articles of Association decided upon
 by the EGM of 30 APR 2009, authorization contained
in the 2 Paragraph of Article 11 of Articles of
Association where by the Board of Directors may
purchase or sell the Company's own shares to prevent
the Company suffering imminent serious disadvantage

PROPOSAL #8.: Amend in the 1 Paragraph of Article 24                       ISSUER          NO           N/A               N/A
of the Articles of Association the time at which the
general meeting starts on the last Thursday of APR to
 10 A.M.

PROPOSAL #9.: Grant authority for the implementation                       ISSUER          NO           N/A               N/A
of the decisions taken, the coordination of the
Articles of Association and the completion of the
formalities relating to the Crossroads Bank for
Enterprises and the tax authorities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KCC CORP
  TICKER:                N/A             CUSIP:     Y45945105
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect 2 Executive Directors and 3                            ISSUER          YES        AGAINST           AGAINST
Outside Directors

PROPOSAL #4.: Elect 2 Members Auditors Committee                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KDDI CORPORATION
  TICKER:                N/A             CUSIP:     J31843105
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Corporate Auditors

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEIHAN ELECTRIC RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J31975121
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Allow Board to Authorize Use of Free                          ISSUER          YES        AGAINST           AGAINST
Share Purchase Warrants as Anti-Takeover Defense
Measure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEIHIN ELECTRIC EXPRESS RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J32104119
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Corporate

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #7: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEIO CORPORATION
  TICKER:                N/A             CUSIP:     J32190126
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEISEI ELECTRIC RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J32233108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Corporate                       ISSUER          YES          FOR               FOR
Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEPPEL CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y4722Z120
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited financial statements for the year ended
31 DEC 2008

PROPOSAL #2.: Declare a final tax-exempt [one-tier]                        ISSUER          YES          FOR               FOR
dividend of 21 cents per share for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Yeo Wee Kiong as a                              ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 81B of the
Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Choo Chiau Beng who                             ISSUER          YES          FOR               FOR
retires pursuant to Article 81B of the Company's
Articles of Association

PROPOSAL #5.: Re-elect Mr. Sven Bang Ullring as a                          ISSUER          YES          FOR               FOR
Director at the conclusion of this AGM pursuant to
Section 153[6] of the Companies Act [Chapter 50] to
hold office until the conclusion of the next AGM of
the Company

PROPOSAL #6.: Approve the remuneration of the Non-                         ISSUER          YES          FOR               FOR
Executive Directors of the Company for the FYE 31 DEC
 2008, comprising the following: a) the payment of
the Director's fees of an aggregate amount of SGD
570,000 in cash; and the award of an aggregate number
 of 14,000 existing ordinary shares in the capital of
 the Company [the 'Remuneration Shares'] to Mr. Tony
Chew Leong-Chee, Mr. Lim Hock San, Mr. Sven Bang
Ullring, Tsao Yuan Mrs. Lee Soo Ann, Mrs. Oon Kum
Loon, Mr. Tow Heng Tan and Mr. Yeo Wee Kiong as
payment in part of their respective remuneration for
the FYE 31 DEC 2008 as specified and authorize the
Directors of the Company to instruct a 3rd party
agency to purchase from the market 14,000 existing
shares at such price as the Directors may deem fit
and deliver the Remuneration Shares to each the Non-
Executive Director in the manner [as specified] and
to do all things necessary or desirable to give

PROPOSAL #7.: Re-appoint the Auditors and authorise                        ISSUER          YES          FOR               FOR
the directors of the Company to fix their Remuneration

PROPOSAL #8.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, pursuant to Section 161 of the Companies
Act, Chapter 50 of Singapore, and Article 48A of the
Company's Articles of Association, to: a) i) issue
shares in the capital of the Company ['Shares']
whether by way of right, bonus or otherwise, and
including any Capitalization pursuant to Article 124
of the Company's Articles of Association of any sum
for the time being standing to the credit of any of
the Company's reserve accounts or any sum standing to
 the credit of the profit and loss account or
otherwise available for distribution; and/or ii) make
 or grant offers, agreements or options that might or
 would require Shares to be issued [including but not
 limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into Shares] [collectively
'Instruments'], at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and b) [notwithstanding that the authority
so conferred by this resolution may have ceased to be
 in force] issue Shares in pursuance of any
Instrument made or granted by the Directors while the
 authority was in force, provided that: 1) the
aggregate number of Shares to be issued pursuant to
this resolution [including Shares to be issued in
pursuance of Instruments made or granted pursuant
thereto and any adjustments effected under any
relevant Instrument], does not exceed 50% of the
issued share capital of the Company [as specified],
of which the aggregate number of Shares to be issued
other than on a pro rata basis to shareholders of the
 Company [including Shares to be issued in pursuance
of Instruments made or granted pursuant to this
resolution and any adjustments effected under any
relevant Instrument] does not exceed 10% of the total
 number of shares [excluding treasury shares] at any
time and upon such terms and conditions and for such
purpose and to such persons as the Directors of the
Company may in their absolute discretion deem fit; 2)
 [subject to such manner of calculation as may be
prescribed by the Singapore Exchange Securities
Trading Limited['SGX-ST']] for the purpose of
determining the aggregate number of Shares that may
be issued [as specified], the percentage of issued
Shares shall be calculated based on the issued Shares
 in the capital of the Company as at the date of the
passing of this resolution after adjusting for: i)
new Shares arising from the conversion or exercise of
 convertible securities or employee share options or
vesting of share awards outstanding or subsisting as
at the date of the passing of this resolution; and
ii) any subsequent consolidation or sub-division of
Shares; 3) the 50% limit in sub-paragraph [1][a]
above may be increased to 100 % for the Company to
undertake pro rata renounceable rights issues [4] in
exercising the authority granted under this
resolution, the Company shall comply with the

PROPOSAL #9.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase or otherwise acquire Shares not exceeding
 in aggregate the Maximum Limit [Maximum Limit means
that number of issued Shares representing 10%, of the
 total number of issued Shares as at the date of the
last annual general meeting or at the date of the
passing of this Resolution whichever is higher unless
 the Company has effected a reduction of the share
capital of the Company in accordance with the
applicable provisions of the Companies Act, at any
time during the Relevant Period, in which event the
total number of issued Shares shall be taken to be
the total number of issued Shares as altered
excluding any treasury Shares that may be held by the
 Company from time to time], at such prices as may be
 determined by the directors of the Company from time
 to time up to the Maximum Price [in relation to a
Share to be purchased or acquired, means the purchase
 price excluding brokerage, stamp duties, commission,
 applicable goods and services tax and other related
expenses which is a] in the case of a Market
Purchase, 105% of the Average Closing Price and b] in
 the case of an Off-Market Purchase pursuant to an
equal access scheme, 120% of the Average Closing
Price] to market purchase each a Market Purchase on
the SGX-S; and/or b] off-market purchase each an Off-
Market Purchase in accordance with any equal access
scheme as may be determined or formulated by the
Directors of the Company as they consider fit, which
scheme shall satisfy all the conditions prescribed by
 the Companies Act; and otherwise in accordance with
all other laws and regulations, including but not
limited to, the provisions of the Companies Act and
listing rules of the SGX-ST as may for the time being
 be applicable, and approved generally and
unconditionally the Share Purchase Mandate [authority
 expires whichever is earlier at the conclusion of
next AGM of the Company is held or is required by law
 to be held]; to complete and do all such acts and
things including without limitation, executing such
documents as may be required as they and/or he may
consider necessary, expedient, incidental or in the
interests of the Company to give effect to the
transactions contemplated and/or authorised by this

PROPOSAL #10.: Authorize the Company, for the                              ISSUER          YES          FOR               FOR
purposes of Chapter 9 of the Listing Manual of the
SGX-ST, its subsidiaries and target associated
companies as defined in Appendix 2 to this Notice of
AGM Appendix 2, or any of them, to enter into any of
the transactions falling within the types of
Interested person transactions described in Appendix
2, with any person who falls within the classes of
Interested Persons described in Appendix 2, provided
that such transactions are made on normal commercial
terms and in accordance with the review procedures
for Interested Person Transactions remuneration. as
set out in Appendix 2 the IPT Mandate [authority
expires whichever is earlier at the date that the
next AGM is held or is required by law to be held] to
 take such action as it deems proper in respect of
such procedures and/or to modify or implement such
procedures as may be necessary to take into
consideration any amendment to Chapter 9 of the
Listing Manual of the SGX-ST which may be prescribed
by the SGX-ST from time to time and 4] the directors
of the Company and/or any of them to complete and do
all such acts and things [including, without
limitation, executing such documents as may be
required] as they and/or he may consider necessary,
expedient, incidental or in the interests of the
Company to give effect to the IPT Mandate and/or this
 resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEPPEL LAND LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     V87778102
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the addition to Articles of                         ISSUER          YES          FOR               FOR
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEPPEL LAND LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     V87778102
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Directors report and audited                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #2.: Declare a final dividend to which the                        ISSUER          YES          FOR               FOR
Dividend Reinvestment Scheme shall apply

PROPOSAL #3.: Re-elect Mr. Khor Poh Hwa                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mrs. Lee Ai Ming                                    ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Choo Chiau Beng                                 ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Teo Soon Hoe                                    ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the Directors fees of SGD                            ISSUER          YES          FOR               FOR
685,000 for the year ended 31 DEC 2008

PROPOSAL #8.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their

PROPOSAL #9.: Authorize the Directors to issue shares                      ISSUER          YES          FOR               FOR
 and instruments

PROPOSAL #10.: Authorize the Directors to issue new                        ISSUER          YES          FOR               FOR
shares to shareholders of the Company

PROPOSAL #11.: Authorize the Directors to allot and                        ISSUER          YES          FOR               FOR
issue shares pursuant to the application of the
Dividend Reinvestment Scheme

PROPOSAL #12.: Approve the renewal of the share                            ISSUER          YES          FOR               FOR
purchase mandate

PROPOSAL #13.: Approve the renewal of interested                           ISSUER          YES          FOR               FOR
persons transaction mandate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY GROUP PLC
  TICKER:                N/A             CUSIP:     G52416107
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the accounts for                         ISSUER          YES          FOR               FOR
the YE 31 DEC 2008 and the Directors' and the
Auditors' reports thereon

PROPOSAL #2.: Declare a final dividend as recommended                      ISSUER          YES          FOR               FOR
 by the Directors

PROPOSAL #3.ai: Re-elect Mr. Denis Buckley, who                            ISSUER          YES        AGAINST           AGAINST
retires in accordance in accordance with the
provisions of the Combined Code on Corporate

PROPOSAL #3aii: Re-elect Mr. Michael Dowling, who                          ISSUER          YES        AGAINST           AGAINST
retires in accordance in accordance with the
provisions of the Combined Code on Corporate

PROPOSAL #3.bi: Re-elect Mr. Gerry Behan, who retires                      ISSUER          YES          FOR               FOR
 in accordance with Article 102 and Article of
Association of the Company

PROPOSAL #3.Ci: Re-elect Mr. Noel Greene, who retires                      ISSUER          YES        AGAINST           AGAINST
 in accordance in accordance with Article 97 of the
Articles of Association of the Company

PROPOSAL #3Cii: Re-elect Mr. Flor Healy, who retires                       ISSUER          YES          FOR               FOR
in accordance in accordance with Article 97 of the
Articles of Association of the Company

PROPOSAL #3Ciii: Re-elect Mr. Kevin Kelly, who                             ISSUER          YES          FOR               FOR
retires in accordance in accordance with Article 97
of the Articles of Association of the Company

PROPOSAL #3Civ: Re-elect Mr. Brian Mehigan, who                            ISSUER          YES          FOR               FOR
retires in accordance in accordance with Article 97
of the Articles of Association of the Company

PROPOSAL #4.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #5.: Authorize the Directors to exercise all                      ISSUER          YES          FOR               FOR
 the powers of the Company to allot relevant
securities within the meaning of Section 20 of the
Companies [Amendment] Act 1983; the maximum amount of
 the relevant securities which may be allotted under
the authority hereby conferred shall be the
authorized but unissued A ordinary shares in the
capital of the Company; [Authority shall expire on 12
 AUG 2010 unless and to extend that such is renewed,
revoked or extended prior to such date]; the
Directors may allot relevant securities in pursuance
of such offer or agreement, notwithstanding that the
authority hereby conferred has expired

PROPOSAL #S.6: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Sections 23 and 24(1) of the Companies [Amendment]
Act, 1983 to allot equity securities within the
meaning of the said Section 23 for cash as if Section
 23(1) of the said Act did not apply to any such
allotment; and [Authority shall expire on 12 AUG 2010
 unless and to extend that such is renewed, revoked
or extended prior to such date] and the Directors may
 allot equity securities in pursuance of such an
offer or agreement as if the power conferred by this
Paragraph had not expired and provided that the
maximum amount of equity securities [within the
meaning of the said Section 23] which may be allotted
 under this authority shall not exceed in aggregate
the equivalent of 5% of the issued A ordinary share
capital of the Company at the date hereof

PROPOSAL #S.7: Authorize the Company to purchase A                         ISSUER          YES          FOR               FOR
ordinary shares on the market [Section 212 of the
Companies Act 1990], in the manner provided for in
Article 13A of the Articles of Association of the
Company, up to a maximum of 5% of the A ordinary
share in issue at the date of passing of this
resolution; [Authority expires at the end of the next

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          9/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.I: Re-elect Mr. Kuok Khoon Chen as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #1.II: Re-elect Ms. Wong Yu Pok, Marina as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #2.: Ratify and approve the Master Joint                          ISSUER          YES          FOR               FOR
Venture [as specified] and the transactions and
authorize the Board of Directors of the Company to
take all such actions as it considers necessary or
desirable to implement the Master Joint Venture
Agreement and the transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          12/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Supplemental                          ISSUER          YES          FOR               FOR
Agreement [as specified]; and authorize the Board of
Directors of the Company to take all such actions as
it considers necessary or desirable to implement the
Supplemental Agreement and the transactions, for the
purposes of this resolution, the terms Supplemental
Agreement and transactions shall have the same
definitions as defined in the circular to the
shareholders of the Company dated 18 NOV 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Master Joint Venture                             ISSUER          YES          FOR               FOR
Agreement; and authorize the Board to take all such
actions as it considers necessary or desirable to
implement the Master Joint Venture Agreement and the
transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KERRY PPTYS LTD HONG KONG
  TICKER:                N/A             CUSIP:     G52440107
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a: Re-elect Mr. Ma Wing Kai, William as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #3.b: Re-elect Mr. Lau Ling Fai, Herald as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.c: Re-elect Mr. Tse Kai Chi as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve to fix Directors' fees                               ISSUER          YES          FOR               FOR
[including fees payable to members of the audit and
remuneration committees]

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor and authorize the Directors of the
Company to fix its remuneration

PROPOSAL #6.a: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the share capital of the Company and make or grant
offers, agreements, options and other rights, or
issue warrants and other securities including bonds,
debentures and notes convertible into shares of the
Company during and after the relevant period, a) not
exceeding 20% of the aggregate nominal amount of the
issued share capital of the Company at the date of
passing of this resolution; and b) the nominal amount
 of any share capital repurchased by the Company
subsequent to the passing of this resolution [up to a
 maximum equivalent to 10% of the aggregate nominal
amount of the issued share capital of the Company],
otherwise than pursuant to i) a rights issue; or ii)
the exercise of any option under any share option
scheme or similar arrangement; or iii) any scrip
dividend or similar arrangement; or iv) any
adjustment, after the date of grant or issue of any
options, rights to subscribe or other securities
referred to the above, in the price at which shares
in the Company shall be subscribed, and/or in the
number of shares in the Company which shall be
subscribed, on exercise of relevant rights under such
 options, warrants or other securities, such
adjustment being made in accordance with or as
contemplated by the terms of such options, rights to
subscribe or other securities; or v) a specified
authority granted by the shareholders of the Company
in general meeting; [Authority expires by the
conclusion of the next AGM of the Company as required
 by the Bye-laws of the Company or any other
applicable laws of Bermuda to be held]

PROPOSAL #6.b: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase its own shares during the relevant
period, on the Stock Exchange of Hong Kong Limited
[the Stock Exchange] or any other stock exchange on
which the shares of the Company have been or may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and the Stock Exchange for
this purpose, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of passing of this resolution;
 [Authority expires by the conclusion of the next AGM
 of the Company as required by the Bye-laws of the
Company or any other applicable laws of Bermuda to be
 held]

PROPOSAL #6.c: Approve, that conditional upon the                          ISSUER          YES        AGAINST           AGAINST
passing of Resolution 6B, the general mandate granted
 to the Directors of the Company, [pursuant to
Resolution 6A] and for the time being in force to
exercise the powers of the Company to allot shares be
 and is hereby extended by the addition to the
aggregate nominal amount of the share capital which
may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors of
the Company pursuant to such general mandate of an
amount representing the aggregate nominal amount of
the share capital repurchased by the Company pursuant
 to Resolution 6B

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KESA ELECTRICALS PLC, LONDON
  TICKER:                N/A             CUSIP:     G5244H100
  MEETING DATE:          9/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the financial statements of the Company for the YE
30 APR 2008 together with the report of the Auditors

PROPOSAL #2.: Re-appoint PricewaterhouseCoopers LLP,                       ISSUER          YES          FOR               FOR
the retiring Auditors, and authorize the Directors to
 determine their remuneration

PROPOSAL #3.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 30 APR 2008

PROPOSAL #4.: Declare a final dividend of 3.6 pence                        ISSUER          YES          FOR               FOR
per ordinary share

PROPOSAL #5.: Re-appoint Mr. Peter Wilson as a                             ISSUER          YES          FOR               FOR
Director, who retires under Article 107 of the
Company's Articles of Association

PROPOSAL #6.: Re-appoint Mr. Andrew Robb as a                              ISSUER          YES          FOR               FOR
Director, who retires under Article 107 of the
Company's Articles of Association

PROPOSAL #7.: Re-appoint Mr. Michael Brossard as a                         ISSUER          YES          FOR               FOR
Director, who retires under Article 107 of the
Company's Articles of Association

PROPOSAL #8.: Authorize the Directors to allot                             ISSUER          YES          FOR               FOR
relevant securities for the purpose of Section 80 of
the Companies Act 1985

PROPOSAL #9.: Authorize the Company to make donations                      ISSUER          YES        ABSTAIN           AGAINST
 to European Union [EU] Political Organizations and
incur EU political expenditure

PROPOSAL #10.: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
equity securities for cash in accordance with the
provisions of Section 95(1) of the Companies Act 1985

PROPOSAL #11.: Authorize the Purchase of own shares                        ISSUER          YES          FOR               FOR
in accordance with Section 166 of the Companies Act

PROPOSAL #12.: Amend the Articles of the Association                       ISSUER          YES          FOR               FOR
of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KESKO CORP, HELSINKI
  TICKER:                N/A             CUSIP:     X44874109
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Calling the meeting to order                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.: Election of the persons to scrutinise                        ISSUER          YES          FOR               FOR
the minutes and to Supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Recording the attendance at the meeting                      ISSUER          YES          FOR               FOR
 and adoption of the list of votes

PROPOSAL #6.: Review by the President and CEO                              ISSUER          YES          FOR               FOR

PROPOSAL #7.: Presentation of the 2008 financial                           ISSUER          YES          FOR               FOR
statements, the report of the Board of Directors and
the Auditors' report

PROPOSAL #8.: Adopt the financial statements and the                       ISSUER          YES          FOR               FOR
consolidated financial statements

PROPOSAL #9.: Approve that a dividend of EUR 1.00 per                      ISSUER          YES          FOR               FOR
 share be paid for the year 2008 on the basis of the
adopted balance sheet; the dividend is paid to
shareholders registered in the company's register of
shareholders kept by Euroclear Finland Ltd on 02 APR
2009; that the dividend pay date be 09 APR 2009; and,
 that EUR 300,000 be reserved for charitable donations

PROPOSAL #10.: Grant discharge to the Board Members                        ISSUER          YES          FOR               FOR
and the Managing Director from liability

PROPOSAL #11.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS PROPOSAL: approve that the Chair of the
Board is paid an annual fee of EUR 80,000, the Deputy
 Chair of the Board EUR 50,000, and a Member of the
Board EUR 37,000; A meeting fee of EUR 500 per
meeting be paid for a Board meeting and its
Committee's meeting, with the exception that the
Chair of a Committee who is not the Chair or the
Deputy Chair of the Board is paid EUR 1,000 per

PROPOSAL #12.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS PROPOSAL: approve that the Number of
Members of the Board of Directors be 7

PROPOSAL #13.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS PROPOSAL: elect Messrs. Heikki Takamaki,
 Seppo Paatelainen, Maarit Nakyva, Ilpo Kokkila, Esa
Kiiskinen, Mikko Kosonen and Rauno Torronen as the
Members of Board of Directors

PROPOSAL #14.: Approve that the Auditor's fee be paid                      ISSUER          YES        AGAINST           AGAINST
 and expenses reimbursed according to invoice
approved by the Company

PROPOSAL #15.: Elect PricewaterhouseCoopers OY,                            ISSUER          YES          FOR               FOR
Authorized Public Accountants, as the Auditors of the
 Company, who have announced Mr. Johan Kronberg, APA,
 to be the Auditor with principal responsibility

PROPOSAL #16.: Amend Article 9 of the Articles of                          ISSUER          YES          FOR               FOR
Association

PROPOSAL #17.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide about the issuance of new B shares; the new B
shares could be issued against payment in a directed
issue either to the Company's shareholders in
proportion to their existing shareholdings regardless
 of whether they consist of A or B shares, or,
deviating from the shareholder's pre-emptive right,
in order for the issued shares to be used as
consideration in possible company acquisitions, other
 company business arrangements, or to finance
investments; the Company must have a weighty
financial reason for deviating from the pre-emptive
right; the number of new B shares issued could be
20,000,000 at the maximum; the subscription price of
the new shares would be recognized in the reserve of
invested non-restricted equity; the authorization
would also include an authorization for the Board of
Directors to decide about share subscription price,
to issue shares against non-cash consideration, and
to decide about other matters relating to share
issues; [Authority would be valid until 30 MAR 2012];
 the validity of the share issue authorization in
force at the date of this notice will expire on 26

PROPOSAL #18.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KEYENCE CORPORATION
  TICKER:                N/A             CUSIP:     J32491102
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,  Expand
Business Lines, Adopt Restriction to the Rights for
Odd-Lot Shares

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KGHM POLSKA MIEDZ S A
  TICKER:                N/A             CUSIP:     X45213109
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Appoint the Meeting's Chairman                               ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the statement of the meeting's                       ISSUER          NO           N/A               N/A
legal validity

PROPOSAL #4.: Approve the agenda                                           ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the Management's report on                           ISSUER          NO           N/A               N/A
Company's activity in 2008 and the financial
statement for 2008

PROPOSAL #6.: Approve the Management proposal on                           ISSUER          NO           N/A               N/A
profit for 2008 distribution

PROPOSAL #7.: Approve the Supervisory Board report on                      ISSUER          NO           N/A               N/A
 its evaluation on Management Board's reports and the
 financial statement

PROPOSAL #8.A: Approve the Supervisory Board of                            ISSUER          NO           N/A               N/A
assessment of the Company standing

PROPOSAL #8.B: Approve the report on activities of                         ISSUER          NO           N/A               N/A
the Supervisory Board

PROPOSAL #9.A: Approve the report of the Management                        ISSUER          NO           N/A               N/A
Board on the Company's activities in 2008

PROPOSAL #9.B: Approve the financial statement for                         ISSUER          NO           N/A               N/A
2008
PROPOSAL #9.C: Approve the profit distribution for                         ISSUER          NO           N/A               N/A
2008
PROPOSAL #10.A: Adopt the resolution on the duties'                        ISSUER          NO           N/A               N/A
fulfilling by the Management

PROPOSAL #10.B: Adopt the resolution on the duties'                        ISSUER          NO           N/A               N/A
fulfilling by the Supervisory Board

PROPOSAL #11.: Approve the Management report on                            ISSUER          NO           N/A               N/A
activity of the Company's capital group and the
consolidated financial statement for 2009

PROPOSAL #12.: Approve the Supervisory Board                               ISSUER          NO           N/A               N/A
evaluation on examination of the consolidated
financial statement of capital group

PROPOSAL #13.A: Adopt the resolution on the                                ISSUER          NO           N/A               N/A
Management's report on activity of the capital group
in 2008

PROPOSAL #13.B: Adopt the resolution on the                                ISSUER          NO           N/A               N/A
consolidated financial statement of the capital group
 for 2008

PROPOSAL #14.: Adopt the resolution on changes in the                      ISSUER          NO           N/A               N/A
 Company's Statute text

PROPOSAL #15.: Closure of the Meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KGI SECURITIES CO LTD
  TICKER:                N/A             CUSIP:     Y47572139
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business report and financial                      ISSUER          NO           N/A               N/A
 statements

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The declaration of 2008 internal                            ISSUER          NO           N/A               N/A
control
PROPOSAL #A.4: The procedure of transferring buyback                       ISSUER          NO           N/A               N/A
treasury stock to employees

PROPOSAL #A.5: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #A.6: The reinvestment of KGI Limited via                         ISSUER          NO           N/A               N/A
capital increase from KGI International Holdings
Limited

PROPOSAL #B.1: Approve the 2008 business report and                        ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
cash dividend: TWD 0.15 per shares

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedure of                          ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KIA MOTORS CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y47601102
  MEETING DATE:          3/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KIKKOMAN CORPORATION
  TICKER:                N/A             CUSIP:     J32620106
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve the Plan for an Incorporation-                       ISSUER          YES          FOR               FOR
Type Company Split

PROPOSAL #3.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines,  Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KIMBERLY-CLARK DE MEXICO SAB DE CV
  TICKER:                N/A             CUSIP:     P60694117
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Presentation and, if relevant,                              ISSUER          NO           N/A               N/A
approval of the report from the Director General
prepared in accordance with Article 172 of the
general mercantile Companies law, accompanied by the
opinion of the Outside Auditor, regarding the
operations and results of the Company for the FY that
 ended on 31 DEC 2008, as well as the opinion of the
Board of Directors regarding the content of said
report, and the report from the Board of Directors
that is referred to in Article 172, line B, of the
general mercantile Companies law in which are
contained the main accounting and information
policies and criteria followed in the preparation of
the Company's financial information presentation and
the financial statements of the Company to 31 DEC
2008, both individual and consolidate and the
allocation of the results from the FY, and the annual
 report regarding the activities carried out by the
Audit and Corporate practices Committee Resolutions

PROPOSAL #O.2: Presentation and, if relevant,                              ISSUER          NO           N/A               N/A
approval of the proposal from the Board of Directors
to pay a cash dividend, coming from the balance of
the net fiscal profit account in the amount of MXN
2.88 per share, to each one of the common, nominative
 shares in circulation, without a statement of par
value, of the series A and B, as well as to each one
of the shares in the special allocated T series, said
 dividend will be paid in 4 installments of MXN 0.72
per share on 02 APR, 02 JUL, 08 OCT and 03 DEC 2009,
respectively [apparent typographical error in the
original corrected in translation], Resolutions in

PROPOSAL #O.3: Appointment and/or ratification, of                         ISSUER          NO           N/A               N/A
the Members of the Board of Directors, both full and
alternate, as well as of the Chairperson of the Audit
 and Corporate practices Committee, classification
regarding the Independence of the Members of the
Board of Directors of the Company, in accordance for
that which is established in Article 26 of the
securities Market Law, Resolutions in this regard

PROPOSAL #O.4: Remuneration for the Members of the                         ISSUER          NO           N/A               N/A
Board of Directors and of the various Committees,
both full and alternate, Resolutions in this regard

PROPOSAL #E.5: Presentation and, if relevant,                              ISSUER          NO           N/A               N/A
approval of the report from the Board of Directors
regarding the policies of the Company in regard to
the acquisition of own shares and if relevant,
placement of the same, proposal to cancel up to
25,218,100 common, nominative shares, without par
value, from class I, representative of the fixed part
 of the share capital, coming from the share
repurchase program that are being held in treasury by
 the Company, of which 13,222,900 would correspond to
 series A and 11,995,200 would correspond to series B
 and the maximum amount of funds that can be
allocated for the purchase of own shares for the 2009
 FY and amend the Article 5 of the Corporate Bylaws
of the Company, so as to reflect the corresponding
decrease in the fixed part of the share capital

PROPOSAL #E.6: Designation of delegates who will                           ISSUER          NO           N/A               N/A
formalize and carry out the Resolutions passed by the
 AGM and EGM of shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINDEN CORPORATION
  TICKER:                N/A             CUSIP:     J33093105
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #3: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINGBOARD CHEM HLDGS LTD
  TICKER:                N/A             CUSIP:     G52562140
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the Directors' report and the
Independent Auditor's report thereon for the YE 31

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Mr. Chan Wing Kwan as an                           ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.B: Re-elect Ms. Cheung Wai Lin, Stephanie                      ISSUER          YES          FOR               FOR
 as an Executive Director of the Company

PROPOSAL #3.C: Re-elect Mr. Henry Tan as an                                ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company

PROPOSAL #3.D: Re-elect Mr. Lai Chung Wing, Robert as                      ISSUER          YES          FOR               FOR
 an Independent Non-executive Director of the Company

PROPOSAL #3.E: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditor and authorize                         ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 [Directors] to allot, issue or otherwise deal with
additional shares of the Company [Shares] or
securities convertible into Shares, or options,
warrants or similar rights to subscribe for any
Shares, and to make or grant offers, agreements and
options which might require the exercise of such
power be and is hereby generally and unconditionally
during and after the end  of the relevant period, not
 exceeding 20% of the aggregate nominal of the issued
 share capital of the Company otherwise than pursuant
 to: i) a Rights Issue; ii) the exercise of rights of
 subscription or conversion under the terms of any
warrants issued by the Company or any securities
which are convertible into Shares; iii) the exercise
of any option scheme or similar arrangement; or iv)
any scrip dividend or similar arrangement providing
for the allotment of Shares in lieu of the whole or
part of a dividend on Shares in accordance with the
Articles of Association of the Company ; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is  required
 by any applicable laws or the Articles of
Association of the Company to be held]

PROPOSAL #5.B: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 [Directors] during the relevant period to repurchase
 shares of the Company [Shares] or securities
convertible into Shares on The Stock Exchange of Hong
 Kong Limited [Stock Exchange] or on any other stock
exchange on which the securities of the Company may
be listed and recognized for this purpose by the
Securities and Futures Commission of Hong Kong and
the Stock Exchange under the Hong Kong Code on Share
Repurchases and, subject to and in accordance with
all applicable laws and regulations, the aggregate
nominal amount of the securities which may be
repurchased by the Company pursuant to paragraph (a)
of this Resolution during the relevant period shall
not exceed 10% of the aggregate nominal amount of the
 share capital of the Company in issue at the date of
 the passing of this Resolution and the approval
granted under paragraph (a) of this Resolution shall
be limited accordingly; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is  required by any
applicable laws or the Articles of Association of the

PROPOSAL #5.C: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolutions 5A and 5B, the general mandate granted
 to the Directors of the Company to allot, issue or
otherwise deal with shares of the Company pursuant to
 Resolution 5A above be extended by the addition to
the aggregate nominal amount of the shares of the
Company of an amount representing the aggregate
nominal amount of the share capital of the Company
repurchased by the Company under the authority
granted pursuant to Resolution 5B above, provided
that such amount shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of the passing of this

PROPOSAL #S.6: Amend the Articles 2, 7, 54(A), 60,                         ISSUER          YES          FOR               FOR
63, 64, 65, 66, 67, 68, 69, 70, 72, 78, 79, 145, 146,
 147, 148, 149, 150 and 151 of the Articles of
Association of the Company, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINGBOARD CHEM HLDGS LTD CAYMAN IS
  TICKER:                N/A             CUSIP:     G52562140
  MEETING DATE:          3/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve that the existing Share Option                       ISSUER          YES        AGAINST           AGAINST
Scheme for Employees of the Company which was adopted
 on 02 JUL 2002 be terminated with effect from the
conclusion of this Meeting; subject to the grant by
The Stock Exchange of Hong Kong Limited of the
listing of and permission to deal in the ordinary
shares in the capital of the Company with a par value
 of HKD 0.1 each to be issued and allotted by the
Company under the share option scheme of the Company
[the Scheme] [with such grant being limited to 10% of
 the issued share capital of the Company as at the
date of adoption of the Scheme]; and authorize the
Board of Directors of the Company to grant options to
 subscribe shares in the Company and to issue and
allot shares in the capital of Company pursuant to
the exercise of the options so granted in accordance
with the rules of the Scheme, and to administer the
Scheme in accordance with its terms and take all
necessary actions incidental thereto as they deem fit

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINGFISHER PLC
  TICKER:                N/A             CUSIP:     G5256E441
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Annual Report and                      ISSUER          YES          FOR               FOR
 Accounts for 2009

PROPOSAL #2.: Approve the Directors' Remuneration                          ISSUER          YES          FOR               FOR
Report for 2009

PROPOSAL #3.: Grant authority for the payment of the                       ISSUER          YES          FOR               FOR
final dividend

PROPOSAL #4.: Elect Mr. Kevin O'Byrne as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Phil Bentley as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. John Nelson as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Michael Hepher as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #8.: Re-appoint the Auditors                                      ISSUER          YES          FOR               FOR

PROPOSAL #9.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #10.: Approve to increase in authorized                           ISSUER          YES          FOR               FOR
share capital

PROPOSAL #11.: Authorize the Directors to allot shares                     ISSUER          YES          FOR               FOR

PROPOSAL #12.: Authorize the Company to make                               ISSUER          YES          FOR               FOR
political donations

PROPOSAL #S.13: Approve to disapply pre-emption rights                     ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 own shares

PROPOSAL #S.15: Grant authority for the calling of a                       ISSUER          YES          FOR               FOR
general meeting, other than an AGM, on 14 days' notice

PROPOSAL #S.16: Grant authority for the deletion of                        ISSUER          YES          FOR               FOR
the Company's objects with effect from 01 OCT 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINROSS GOLD CORP
  TICKER:                N/A             CUSIP:     496902404
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. John A. Brough as a Director                      ISSUER          YES          FOR               FOR
 of the Company for the ensuing year

PROPOSAL #1.2: Elect Mr. Wilson N. Brumer as a                             ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #1.3: Elect Mr. Tye W. Burt as a Director of                      ISSUER          YES          FOR               FOR
 the Company for the ensuing year

PROPOSAL #1.4: Elect Mr. John K. Carrington as a                           ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #1.5: Elect Mr. John M. H. Huxley as a                            ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #1.6: Elect Mr. John A. Keyes as a Director                       ISSUER          YES          FOR               FOR
of the Company for the ensuing year

PROPOSAL #1.7: Elect Mr. Catherine McLeod-Seltzer as                       ISSUER          YES          FOR               FOR
a Director of the Company for the ensuing year

PROPOSAL #1.8: Elect Mr. George F. Michals as a                            ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #1.9: Elect Mr. John E. Oliver as a Director                      ISSUER          YES          FOR               FOR
 of the Company for the ensuing year

PROPOSAL #1.10: Elect Mr. Terence C. W. Reid as a                          ISSUER          YES          FOR               FOR
Director of the Company for the ensuing year

PROPOSAL #2.: Appoint KPMG LLP, Chartered                                  ISSUER          YES          FOR               FOR
Accountants, as the Auditors of the Company for the
ensuring year and authorize the Directors to fix

PROPOSAL #3.: Ratify the adoption of Shareholder                           ISSUER          YES          FOR               FOR
Rights Plan, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KINTETSU CORPORATION
  TICKER:                N/A             CUSIP:     J33136128
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KIRIN HOLDINGS COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     497350108
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KIWI INCOME PROPERTY TRUST
  TICKER:                N/A             CUSIP:     Q53422103
  MEETING DATE:          8/13/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to issue units in the Trust to                       ISSUER          YES          FOR               FOR
the Manager, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KLABIN S A
  TICKER:                N/A             CUSIP:     P60933101
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive the Administrators accounts                       ISSUER          NO           N/A               N/A
and vote on the Administrations report, the financial
 statements and the accounting statements accompanied
 by the Independent Auditors report and the finance
committee, regarding the FYE on 31 DEC 2008, well as
the opinion of the Board of Directors

PROPOSAL #2.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #3.: To set the Directors remuneration                            ISSUER          NO           N/A               N/A

PROPOSAL #4.: Elect the Members the finance                                ISSUER          YES        AGAINST           AGAINST
committee, including the representative of the
holders of preferred shares, and to set remuneration

PROPOSAL #5.: Other matters to interest Company                            ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS
  TICKER:                N/A             CUSIP:     F5396X102
  MEETING DATE:          4/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve to accept the consolidated                          ISSUER          YES          FOR               FOR
financial statements and statutory reports

PROPOSAL #O.3: Approve the Auditors' special report                        ISSUER          YES          FOR               FOR
regarding related-party transactions

PROPOSAL #O.4: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 1.25 per share

PROPOSAL #O.5: Approve the Stock Dividend Program                          ISSUER          YES          FOR               FOR

PROPOSAL #O.6: Re-elect Mr. Bertrand Jacquillat as a                       ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.7: Re-elect Mr. Bertrand Letamendia as a                       ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.8: Re-elect Mr. Philippe Thel as a                             ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.9: Appoint Mr. Michel Clair as a                               ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.10: Appoint Mrs. Sarah Roussel as a                            ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.11: Grant authority for the repurchase of                      ISSUER          YES          FOR               FOR
 up to 10% of issued share capital

PROPOSAL #E.12: Approve to reduce the share capital                        ISSUER          YES          FOR               FOR
via cancellation of repurchased shares

PROPOSAL #E.13: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity-linked securities with preemptive
rights up to aggregate nominal amount of EUR 60
millions

PROPOSAL #E.14: Grant authority for the issuance of                        ISSUER          YES        AGAINST           AGAINST
equity or equity-linked securities without preemptive
 rights up to aggregate nominal amount of EUR 60
millions

PROPOSAL #E.15: Authorize the Board to set issue                           ISSUER          YES        AGAINST           AGAINST
price annually for 10% of issued capital per year
pursuant to issue authority without preemptive rights

PROPOSAL #E.16: Authorize the Board to increase                            ISSUER          YES        AGAINST           AGAINST
capital in the event of additional demand related to
issuances with or without preemptive rights submitted
 to shareholder vote

PROPOSAL #E.17: Grant authority for the capital                            ISSUER          YES          FOR               FOR
increase of up to 10% of issued capital for future
acquisitions

PROPOSAL #E.18: Grant authority for the                                    ISSUER          YES          FOR               FOR
capitalization of reserve of up to EUR 100 million
for bonus issue or increase in par value

PROPOSAL #E.19: Approve the employee saving related                        ISSUER          YES          FOR               FOR
Share Purchase Plan

PROPOSAL #E.20: Grant authority up to 0.5% of issued                       ISSUER          YES        AGAINST           AGAINST
capital for use in Restricted Stock Plan

PROPOSAL #E.21: Grant authority up to 1% of issued                         ISSUER          YES          FOR               FOR
capital for use in Stock Option Plan

PROPOSAL #E.22: Approve to set Global Limit for                            ISSUER          YES          FOR               FOR
capital increase to result from all issuance requests
 at EUR 100 million

PROPOSAL #E.23: Grant authority for the filling of                         ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOBAYASHI PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J3430E103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Accrued Benefits                           ISSUER          YES        AGAINST           AGAINST
associated with Abolition of Retirement Benefit
System for Current Directors and Corporate Auditors

PROPOSAL #5: Amend the Compensation to be received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOBE STEEL,LTD.
  TICKER:                N/A             CUSIP:     J34555144
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOC HLDG
  TICKER:                N/A             CUSIP:     M63751107
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and forming the Presidency Board                     ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve the reports of the Board of                          ISSUER          NO           N/A               N/A
Directors, Auditors, Independent Auditor and
financial statements pertaining to the year 2008

PROPOSAL #3.: Approve to absolve the Members of the                        ISSUER          NO           N/A               N/A
Board of Directors and the Auditors for the Company
activities in 2008

PROPOSAL #4.: Approve to inform the profit                                 ISSUER          NO           N/A               N/A
distribution policies regarding the corporate
governance procedures

PROPOSAL #5.: Approve to discuss the proposal                              ISSUER          NO           N/A               N/A
regarding the distribution of the dividend belonging
to the year of 2008 and distribution date

PROPOSAL #6.: Amend the Items 19, 22 and 35 of the                         ISSUER          NO           N/A               N/A
Articles of Association

PROPOSAL #7.: Re-elect the Board Members whose                             ISSUER          NO           N/A               N/A
service periods have ended and approve to determine
the number and service periods

PROPOSAL #8.: Re-elect the Audit Members whose                             ISSUER          NO           N/A               N/A
service periods have ended and approve to determine
the service periods

PROPOSAL #9.: Approve to determine the monthly gross                       ISSUER          NO           N/A               N/A
salaries of the Board Members and the Chairman and
Auditors

PROPOSAL #10.: Approve the presentation of                                 ISSUER          NO           N/A               N/A
information to the shareholders about the donations
and contributions to foundations

PROPOSAL #11.: Authorize the Board Members according                       ISSUER          NO           N/A               N/A
to the Articles 334 and 335 of the Turkish Commercial
 Code

PROPOSAL #12.: Grant authority to the Chairmanship to                      ISSUER          NO           N/A               N/A
 sign the minutes of the meetings

PROPOSAL #13.: Wishes                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOEI CO.,LTD.
  TICKER:                N/A             CUSIP:     J3474L104
  MEETING DATE:          1/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Create a Co-Holding Company, called KOEI                      ISSUER          YES        AGAINST           AGAINST
 TECMO Holdings Company Limited,  by Stock Transfer
with TECMO Ltd.

PROPOSAL #2: Amend Articles to:   Disregard Record                         ISSUER          YES        AGAINST           AGAINST
Date System Due to Creating Co-Holding Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOITO MANUFACTURING CO.,LTD.
  TICKER:                N/A             CUSIP:     J34899104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #5: Appoint Accounting Auditors                                   ISSUER          YES          FOR               FOR

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOKUYO CO.,LTD.
  TICKER:                N/A             CUSIP:     J35544105
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES        AGAINST           AGAINST
Revisions Related to the Updated Laws and Regulaions,
 Allow Use of Electronic Systems for Public
Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOMATSU LTD.
  TICKER:                N/A             CUSIP:     J35759125
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,   Adopt
Reduction of Liability System for Outside Directors,
Adopt Reduction of Liability System for Outside
Auditors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Giving the Board of Directors the                            ISSUER          YES          FOR               FOR
Authority to Issue Stock Acquisition Rights as Stock
Options to Employees of the Company and Directors of
Major Subsidiaries of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOMERCNI BANKA A S
  TICKER:                N/A             CUSIP:     X45471111
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Open of the meeting                                          ISSUER          NO           N/A               N/A

PROPOSAL #2.1: Approve the meeting procedures                              ISSUER          NO           N/A               N/A

PROPOSAL #2.2: Elect the meeting Chairman and other                        ISSUER          NO           N/A               N/A
meeting officials

PROPOSAL #3.: Approve the Management Board report on                       ISSUER          NO           N/A               N/A
Company's operations and state of assets in fiscal

PROPOSAL #4.: Receive the financial statements,                            ISSUER          NO           N/A               N/A
allocation of income proposal, and consolidated
financial statements

PROPOSAL #5.: Receive the Supervisory Board report on                      ISSUER          NO           N/A               N/A
 financial statements, allocation of income proposal,
 consolidated financial statements, and results of
Board's activities

PROPOSAL #6.: Approve the financial statements                             ISSUER          NO           N/A               N/A

PROPOSAL #7.1: Approve the allocation of income and                        ISSUER          NO           N/A               N/A
dividends of CZK 180 per share

PROPOSAL #7.2: Approve the transfer of dividends not                       ISSUER          NO           N/A               N/A
paid out for more than 10 years from payment date to
retained earnings

PROPOSAL #8.: Approve the accept consolidated                              ISSUER          NO           N/A               N/A
financial statements

PROPOSAL #9.1: Re-elect Mr. Didier Alix as a                               ISSUER          NO           N/A               N/A
Supervisory Board Member

PROPOSAL #9.2: Re-elect Mr. Severin Cabannes as a                          ISSUER          NO           N/A               N/A
Supervisory Board Member

PROPOSAL #9.3: Re-elect Mr. Petr Laube as a                                ISSUER          NO           N/A               N/A
Supervisory Board Member

PROPOSAL #9.4: Re-elect Mr. Jean-Louis Mattei as a                         ISSUER          NO           N/A               N/A
Supervisory Board Member

PROPOSAL #9.5: Re-elect Mr. Christian Poirier as a                         ISSUER          NO           N/A               N/A
Supervisory Board Member

PROPOSAL #10.: Approve the performance contracts with                      ISSUER          NO           N/A               N/A
 Supervisory Board Members

PROPOSAL #11.: Approve the remuneration of Members of                      ISSUER          NO           N/A               N/A
 Management Board

PROPOSAL #12.: Approve the Share Repurchase Program                        ISSUER          NO           N/A               N/A

PROPOSAL #13.: Amend Articles of Association                               ISSUER          NO           N/A               N/A
regarding establishment of Audit Committee internal
Audit other changes

PROPOSAL #14.: Ratify the Deloitte Ltd. as the Auditor                     ISSUER          NO           N/A               N/A

PROPOSAL #15.: Elect the Members of the Audit                              ISSUER          NO           N/A               N/A
Committee
PROPOSAL #16.: Approve the performance contracts with                      ISSUER          NO           N/A               N/A
 Members of Audit Committee

PROPOSAL #17.: Approve the remuneration of Members of                      ISSUER          NO           N/A               N/A
 the Audit Committee

PROPOSAL #18.: Close of the meeting                                        ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOMERI CO.,LTD.
  TICKER:                N/A             CUSIP:     J3590M101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #6: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KONAMI CORPORATION
  TICKER:                N/A             CUSIP:     J35996107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KONE OYJ
  TICKER:                N/A             CUSIP:     X4551T105
  MEETING DATE:          2/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Adopt the accounts                                          ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Approve the actions on profit or loss                       ISSUER          YES          FOR               FOR
Board's proposal to pay a dividend of EUR 0.65 per
share

PROPOSAL #1.3: Grant discharge from liability                              ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Approve the number of Board Members                         ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Approve the remuneration of Board                           ISSUER          YES          FOR               FOR
Members

PROPOSAL #1.6: Approve the number of Auditor[s]                            ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditor[s]

PROPOSAL #1.8: Elect Messrs. M. Alahuhta, A. Brunila,                      ISSUER          YES        AGAINST           AGAINST
 R. Hanhinen, A. Herlin, S. Hamalainen-Lindfors, J.
Kaskeala, S. Kimura and S. Pietikainen as the Board
Members and Mr. J. Herlin as the Deputy Member

PROPOSAL #1.9: Elect the Auditor[s]                                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
decide on acquiring Company's own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KONICA MINOLTA HOLDINGS, INC.
  TICKER:                N/A             CUSIP:     J36060119
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KONINKLIJKE AHOLD NV
  TICKER:                N/A             CUSIP:     N0139V142
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Report of the Corporate Executive Board                      ISSUER          NO           N/A               N/A
 for financial year 2008

PROPOSAL #3: Explanation of policy on additions to                         ISSUER          NO           N/A               N/A
reserves and dividend

PROPOSAL #4.: Adopt the 2008 financial statements                          ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the dividend over financial                          ISSUER          YES          FOR               FOR
year2008

PROPOSAL #6.: Grant discharge of liability of the                          ISSUER          YES          FOR               FOR
Members of the Corporate Executive Board

PROPOSAL #7.: Grant discharge of liability of the                          ISSUER          YES          FOR               FOR
Members of the Supervisory Board

PROPOSAL #8.: Appoint Mr. L Benjamin as a Member of                        ISSUER          YES          FOR               FOR
the Corporate Executive Board, with effect from 28
APR 2009

PROPOSAL #9.: Appoint Mrs. S.M. Shern for a new term                       ISSUER          YES          FOR               FOR
as a Member of the Supervisory Board, with   effect
from 28 APR 2009

PROPOSAL #10.: Appoint Mr. D.C. Doijer for a new term                      ISSUER          YES          FOR               FOR
 as a Member of the Supervisory Board, with effect
from 28 APR 2009

PROPOSAL #11.: Appoint Mr. B.J Noteboom as a Member                        ISSUER          YES          FOR               FOR
of the Supervisory Board, with effect from 28 APR 2009

PROPOSAL #12.: Appoint Deloitte as the Accountants                         ISSUER          YES          FOR               FOR
B.V. as a External Auditors of the Company for
financial year 2009

PROPOSAL #13.: Authorize the Corporate Executive                           ISSUER          YES          FOR               FOR
Board for a period of 18 months, that is until and
including 28 OCT 2010 to issue common shares or grant

PROPOSAL #14.: Authorize the Corporate Executive                           ISSUER          YES          FOR               FOR
Board for a period of 18 months, that is until and
including 28 OCT 2010 to restrict or exclude

PROPOSAL #15.: Authorize the Corporate Executive                           ISSUER          YES          FOR               FOR
Board for a period of 18 months, that is until and
including 28 OCT 2010 to acquire shares

PROPOSAL #16.: Approve to cancel common shares in the                      ISSUER          YES          FOR               FOR
 share capital of the Company held or to be acquired
by the Company

PROPOSAL #17.: Closing                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KONINKLIJKE DSM NV
  TICKER:                N/A             CUSIP:     N5017D122
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Annual report for 2008 by the Managing                       ISSUER          NO           N/A               N/A
Board

PROPOSAL #3.: Adoption of the financial statements                         ISSUER          NO           N/A               N/A
for 2008

PROPOSAL #4.a: Reserve policy and dividend policy                          ISSUER          NO           N/A               N/A

PROPOSAL #4.b: Adoption of the dividend for 2008                           ISSUER          NO           N/A               N/A

PROPOSAL #5.a: Release from liability of the Members                       ISSUER          NO           N/A               N/A
of the Managing Board

PROPOSAL #5.b: Release from liability of the Members                       ISSUER          NO           N/A               N/A
of the Supervisory Board

PROPOSAL #6.a: Re-appointment of Mr. P. Hochuli as a                       ISSUER          NO           N/A               N/A
Member of the Supervisory Board

PROPOSAL #6.b: Re-appointment of Mr. C. Sonder as a                        ISSUER          NO           N/A               N/A
Member of the Supervisory Board

PROPOSAL #7.: Withdrawn                                                    ISSUER          NO           N/A               N/A

PROPOSAL #8.a: Extension of the period during which                        ISSUER          NO           N/A               N/A
the Managing Board is authorized to issue ordinary
shares

PROPOSAL #8.b: Extension of the period during which                        ISSUER          NO           N/A               N/A
the Managing Board is authorized to limit or exclude
the preferential right when issuing ordinary shares

PROPOSAL #9.: Authorization of the Managing Board to                       ISSUER          NO           N/A               N/A
have the Company repurchase shares

PROPOSAL #10.: Reduction of the issued capital by                          ISSUER          NO           N/A               N/A
cancelling shares

PROPOSAL #11.: Amendment to Articles of Association                        ISSUER          NO           N/A               N/A

PROPOSAL #12.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #13.: Closure                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KONINKLIJKE KPN NV
  TICKER:                N/A             CUSIP:     N4297B146
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                    ISSUER          NO           N/A               N/A

PROPOSAL #2.: Report by the Board of Management for                        ISSUER          NO           N/A               N/A
the FY 2008

PROPOSAL #3.: Adopt Koninklijke KPN N.V.'s financial                       ISSUER          NO           N/A               N/A
statements for the FY 2008

PROPOSAL #4.: Under this agenda item the Board of                          ISSUER          NO           N/A               N/A
Management will give an explanation of the financial,
 dividend and reservation policy of Koninklijke KPN
N.V., as outlined in the annual report over the FY

PROPOSAL #5.: Approve to allocate an amount of EUR                         ISSUER          NO           N/A               N/A
312 million out of the profit to the other reserves;
the remaining part of the profit over 2008, amounting
 to EUR 1,020 million, is available for distribution
as dividend; in August 2008, an interim dividend of
EUR 0.20 per ordinary share was paid to all holders
of ordinary shares, amounting to a total of EUR 344
million therefore, the remaining part of the profit
over 2008, which is available for distribution as
final dividend, amounts to EUR 676 million; to
determine the total dividend over 2008 at EUR 0.60
per ordinary share, after deduction of the interim
dividend of EUR 0.20 per ordinary share, the final
dividend will be EUR 0.40 per ordinary share, subject
 to the provisions of Article 37 of the Articles of
Association, the 2008 final dividend will become
payable as of 21 APR 2009, which is 8 working days
after the date of the general meeting of Shareholders

PROPOSAL #6.: Grant discharge to the Members of the                        ISSUER          NO           N/A               N/A
Board Management from all liability in relation to
the exercise of their duties in the FY 2008, to the
extent that such exercise is apparent from the
financial statements or has been otherwise disclosed
to the general meeting of Shareholders prior to the
approval of the financial statements

PROPOSAL #7.: Grant discharge to the Members of the                        ISSUER          NO           N/A               N/A
Supervisory Board from all liability in relation to
the exercise of their duties in the FY 2008, to the
extent that such exercise is apparent from the
financial statements or has been otherwise disclosed
to the general meeting of Shareholders prior to the
approval of the financial statements

PROPOSAL #8.: Appoint PricewaterhouseCoopers                               ISSUER          NO           N/A               N/A
Accountants N.V., to the audit financial statements
for the FY 2009 as the Auditor

PROPOSAL #9.: Opportunity to make recommendations for                      ISSUER          NO           N/A               N/A
 the appointment of Mr. A.H.J. Risseeuw and Mrs. M.E.
 Van Lier Lels are due to step down from the
Supervisory Board at the end of this general meeting
of Shareholders as they have reached the end of their
 4 year term of office, Mr. Eustace stepped down at
the 2008 AGM and decided not to stand for
reappointment, the Supervisory Board's intention to
fill in the vacancy at this AGM was announced during
last year's general meeting of shareholders, the
vacancies arising must be filled in accordance with
the profile of the Supervisory Board, in particular,
candidates should either have extensive knowledge of
and expertise in financial and auditing matters, on
relevant technology, and/or on public policy,
furthermore, candidates should have sufficient
experience in (inter) national business, Mr. Risseeuw
 and Mrs. Van Lier Lels have both indicated their
availability for reappointment; the general meeting
of Shareholders has the opportunity to put forward
recommendations for the vacancies

PROPOSAL #10.: Re-appoint Mr. A.H.J. Risseeuw as a                         ISSUER          NO           N/A               N/A
Member of the Supervisory Board, the Board of
Management and the Central Works Council support the
nomination, Mr. Risseeuw complies with the
requirements of the profile of the Supervisory Board
and the specific requirements as specified in
particular as to his extensive experience in and
knowledge of telecommunications / ICT industries, it
is therefore proposed to the general meeting of
Shareholders to appoint Mr. Risseeuw in accordance
with this nomination; the details required under the
Article 142 [3] of Book 2 of the Dutch Civil Code are
 attached to these notes

PROPOSAL #11.: Re-appoint Mrs. M.E. Van Lier Lels as                       ISSUER          NO           N/A               N/A
a Member of the Supervisory Board, the nomination for
 this position was subject to the enhanced right of
recommendation of the Central Works Council, which
recommended Mrs. Van Lier Lels nomination, the Board
of Management also supports the nomination. Mrs. Van
Lier Lels complies with the requirements of the
profile of the Supervisory Board and the specific
requirements as specified in particular as to her
extensive knowledge of and experience with relations
between all stakeholders within large companies and
her involvement in major developments in Dutch
society from both a social economic and a political
perspective it is therefore proposed to the general
meeting of Shareholders to appoint Mrs. Van Lier Lels
 in accordance with this nomination the details
required under Article 142 [3] of Book 2 of the Dutch
 Civil Code are attached to these notes

PROPOSAL #12.: Appoint Mr. R.J. Routs former                               ISSUER          NO           N/A               N/A
executive Board Member at Royal Dutch Shell Plc, as a
 Member of Supervisory Board, the Board of Management
 and the Central Works Council support the
nomination, Mr. Routs complies with the requirements
of the profile of the Supervisory Board and the
specific requirements as specified in particular as
to his technical background and his broad experience
in managing a leading international Company, it is
therefore proposed to the general meeting of
Shareholders to appoint Mr. Routs in accordance with
this nomination the details required under Article
142 [3] of Book 2 of the Dutch Civil Code are

PROPOSAL #13.: Appoint Mr. D.J. Haank, Chief                               ISSUER          NO           N/A               N/A
Executive Officer of Springer Science+Business Media,
 as a Member of the Supervisory Board, the Board of
Management and the Central Works Council support the
nomination, Mr. Haank complies with the requirements
of the profile of the Supervisory Board and the
specific requirements as specified, in particular as
to his knowledge of and experience with the
application of ICT/Internet in the international
publishing business, it is therefore proposed to the
general meeting of Shareholders to appoint Mr. Haank
in accordance with this nomination the details
required under Article 142 [3] of Book 2 of the Dutch
 Civil Code are attached to these notes

PROPOSAL #14.: At the closure of the AGM of                                ISSUER          NO           N/A               N/A
shareholders in 2010, Mr. D.I. Jager will step down
since he has then reached the end of his 4 year term
of office

PROPOSAL #15.: Authorize the Board of Management to                        ISSUER          NO           N/A               N/A
acquire the Company's own ordinary shares, the number
 of shares to be acquired shall be limited by the
maximum percentage of shares that the Company by law
or by virtue of its Articles of Association may hold
in its own capital at any moment, taking into account
 the possibility to cancel the acquired shares as
proposed under agenda item 16 in practice, this will
mean that the Company may acquire up to 10% of its
own issued shares, cancel these shares, and acquire a
 further 10% the shares may be acquired on the stock
exchange or through other means at a price per share
of at least EUR 0.01 and at most the highest of the
Quoted Share Price plus 10% and, if purchases are
made on the basis of a programme entered into with a
single counterparty or using a financial
intermediary, the average of the Volume Weighted
Average Share Prices during the course of the
programme the Quoted Share Price is defined as the
average of the closing prices of KPN shares as
reported in the official price list of Euronext
Amsterdam N.V. over the 5 trading days prior to the
acquisition date the Volume Weighted Average Share
Price is defined as the volume weighted average price
 of trades in KPN shares on Euronext Amsterdam N.V.
between 9:00 am (CET) and 5:30 pm (CET) adjusted for
block, cross and auction trades resolutions to
acquire the Company's own shares are subject to the
approval of the Supervisory Board [Authority expire
after a period of 18 months or until 07 OCT 2010]

PROPOSAL #16.: Approve to reduce the issued capital                        ISSUER          NO           N/A               N/A
through cancellation of shares, the number of shares
that will be cancelled following this resolution,
will be determined by the Board of Management it is
restricted to a maximum of 10% of the issued capital
as shown in the annual accounts for the FY 2008 only
shares held by the Company may be cancelled each time
 the amount of the capital reduction will be stated
in the resolution of the Board of Management that
shall be filed at the Chamber of Commerce in The
Hague furthermore, it is proposed to cancel the
shares that the Company has acquired until 03 APR
2009, inclusive in the context of its current share
repurchase program, which number will be reported at

PROPOSAL #17.: Any other business and closure of the                       ISSUER          NO           N/A               N/A
meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOOKMIN BANK
  TICKER:                KB              CUSIP:     50049M109
  MEETING DATE:          8/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE STOCK TRANSFER PLAN TO                       ISSUER          YES          FOR               FOR
ESTABLISH A FINANCIAL HOLDING COMPANY THROUGH A
COMPREHENSIVE STOCK TRANSFER.

PROPOSAL #02: APPROVAL OF AN AMENDMENT IN THE                              ISSUER          YES          FOR               FOR
SETTLEMENT METHOD FOR KOOKMIN BANK'S OUTSTANDING
STOCK OPTIONS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOOKMIN BANK, SEOUL
  TICKER:                N/A             CUSIP:     Y4822W100
  MEETING DATE:          8/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Stock Exchange Plan to                           ISSUER          YES        ABSTAIN           AGAINST
establish a holding Company

PROPOSAL #2.: Approve the amendment of Articles in                         ISSUER          YES        ABSTAIN           AGAINST
the endowment of stock option

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOOR INDUSTRIES LTD, ROSH HAAYIN
  TICKER:                N/A             CUSIP:     M6384K112
  MEETING DATE:          5/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment to IDB development                       ISSUER          YES          FOR               FOR
Co. Ltd., controlling shareholder of the Company, of
management fees as participation in the cost of the
employment by IDB development of Mr.Haim Gavrieli,
Director and Officer of IDB development, and of Mr.
Lior Hannes, officer of IDB development and Director
of IDB Holding Co., in the amount of NIS 1.2 Million
in respect of each of them (NIS 2.4 million total) in
 recognition of their special efforts which
contributed greatly to the activity of the Company
including the profits of the Company resulting from
realizations of the investment of the Company in

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOOR INDUSTRIES LTD, ROSH HAAYIN
  TICKER:                N/A             CUSIP:     M6384K112
  MEETING DATE:          6/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          NO           N/A               N/A
the Directors report for the year 2008

PROPOSAL #2.1: Re-appoint Dr. Ayelet Ezer as an                            ISSUER          YES        ABSTAIN           AGAINST
External Director for an additional statutory 3 year
period

PROPOSAL #2.2: Re-appoint Mr. Shlomo Reizman as an                         ISSUER          YES        ABSTAIN           AGAINST
External Director for an additional statutory 3 year
period

PROPOSAL #3.: Re-appoint Accountant-Auditors and                           ISSUER          YES        ABSTAIN           AGAINST
authorize the Board to fix their fees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOREA ELECTRIC POWER CORPORATION
  TICKER:                N/A             CUSIP:     500631106
  MEETING DATE:          2/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: ELECT DIRECTOR: JUN-YEON BYUN                                ISSUER          YES          FOR               FOR

PROPOSAL #1.: ELECT DIRECTOR: DO-SHIK LEE                                  ISSUER          YES          FOR               FOR

PROPOSAL #1.: ELECT DIRECTOR: YOUNG-JIN JANG                               ISSUER          YES          FOR               FOR

PROPOSAL #1.: ELECT DIRECTOR: CHAN-KI JUNG                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOREA ELECTRIC POWER CORPORATION
  TICKER:                N/A             CUSIP:     500631106
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: APPROVE FINANCIAL STATEMENTS                                 ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #2.: APPROVE TOTAL REMUNERATION OF INSIDE                         ISSUER          YES        ABSTAIN           AGAINST
DIRECTORS AND OUTSIDE DIRECTORS

PROPOSAL #3.: AMEND ARTICLES OF INCORPORATION                              ISSUER          YES        ABSTAIN           AGAINST
REGARDING BUSINESS OBJECTIVES, PREEMPTIVE RIGHTS,
PUBLIC OFFERING, AND PUBLIC NOTICE FOR SHAREHOLDER
MEETINGS

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOREA EXCHANGE BANK, SEOUL
  TICKER:                N/A             CUSIP:     Y48585106
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect the Audit Committee Member as                          ISSUER          YES          FOR               FOR
outside Directors

PROPOSAL #4.: Approve the stock option for staff                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the stock option for Staff                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOREA GAS CORP
  TICKER:                N/A             CUSIP:     Y48861101
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Chief Executive Officer                            ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #2.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Auditor                                            ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve the Managerial Contract by the                       ISSUER          YES        ABSTAIN           AGAINST
Chief Executive Officer

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOREA GAS CORP
  TICKER:                N/A             CUSIP:     Y48861101
  MEETING DATE:          9/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Jae-Woo Kim as a President                        ISSUER          YES                          AGAINST
of the Company, major experience: Vice President of
Samsung Eng N Const

PROPOSAL #1.2: Elect Mr. Seung-Woong Lee as a                              ISSUER          YES                          AGAINST
President of the Company, major experience:
Representative Director of Samsung Corp

PROPOSAL #1.3: Elect Mr. Kang-Soo Joo as a President                       ISSUER          YES          FOR               FOR
of the Company, major experience: Vice President of
Hyundai Development

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOREA GAS CORP
  TICKER:                N/A             CUSIP:     Y48861101
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOREA INVESTMENT HOLDINGS CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y4862P106
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the disposition of loss and                          ISSUER          YES          FOR               FOR
dividends of KRW 100 per common share

PROPOSAL #3.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #4.: Elect the 4 Outside Directors                                ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect 3 Members of the Audit Committee                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
Inside Directors and Outside Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOREAN AIR LINES CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y4936S102
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Auditor Committee Member as                        ISSUER          YES          FOR               FOR
Outside Directors

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOSE CORPORATION
  TICKER:                N/A             CUSIP:     J3622S100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOTAK MAHINDRA BK LTD
  TICKER:                N/A             CUSIP:     Y4964H143
  MEETING DATE:          7/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the profit and loss                        ISSUER          YES          FOR               FOR
account for the YE 31 MAR 2008, the balance sheet as
at that date and the reports of the Directors and the
 Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Shivaji Dam as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Approve, pursuant to the Reserve Bank                        ISSUER          YES          FOR               FOR
of India [RBI], letter no. DBOD No.
17/08.140.001/2006-07 dated 14 JUL 2006 approving the
 continuation of Mr. K.M. Gherda as a Director of the
 Bank till he retires by rotation, the Members of the
 Bank resolve that the vacancy pursuant to Mr.
Gherda's retirement by rotation at this AGM

PROPOSAL #5.: Re-appoint, pursuant to Section 224 and                      ISSUER          YES          FOR               FOR
 other applicable provisions, if any, of the
Companies Act, 1956, and subject to the approval of
the Reserve bank of India, Messrs. S.R. Batliboi &
Company, Chartered Accountants, as the Auditors of
the Bank, to hold office until the conclusion of the
next AGM of the Bank and approve to fix the
remuneration by the Audit Committee of the Board of

PROPOSAL #6.: Appoint Mr. Asim Ghosh, as an                                ISSUER          YES          FOR               FOR
Additional Director of the Bank with effect from 09
MAY 2008, pursuant to the provisions of Section 260
of the Companies Act, 1956, [the Act] and who holds
office up to the date of this AGM and in respect of
whom the Bank has received a notice from a
shareholder proposing his candidature for the office
of the Director under Section 257 of the Act

PROPOSAL #S.7: Approve, pursuant to Section 309 (4)                        ISSUER          YES          FOR               FOR
and other applicable provisions of the Companies Act,
 1956, Section 35-B and other applicable provisions,
if any, of the Banking Regulation Act, 1949 and
subject to the approvals, as may be necessary from
the Government of India, the Reserve Bank of India
and other concerned authorities or bodies and subject
 to conditions as may be prescribed by any of them
while granting such approvals, the approval of the
Members of the Bank be and is hereby accorded for the
 increase in remuneration of Dr. Shankar Acharya,
part-time Chairman of the Bank, to be fixed by the
Board of Directors of the Bank, on an annual basis
such that the remuneration does not exceed INR 10
lakhs per annum at any given time, that in case of
absence or inadequacy of profits in any financial
year, the aforesaid remuneration be paid to Dr.
Shankar Acharya as minimum remuneration, and
authorize the Board to do all such acts, deeds and
things and to execute any agreements, documents or
instructions as may be required to give effect to

PROPOSAL #8.: Approve, that pursuant to the                                ISSUER          YES          FOR               FOR
applicable provisions of the Companies Act, 1956 or
any amendments thereto or any modification or
statutory re-enactment[s] thereof, Section 35-B and
other applicable provisions, if any, of the Banking
Regulation Act, 1949 or any amendments thereto or any
 modification or statutory re-enactment[s] thereof
and subject to the approvals, as may be necessary
from the Reserve Bank of India, [the RBI] and other
concerned authorities or regulatory bodies and
subject to conditions as may be prescribed by such
authorities or regulatory bodies while granting such
approvals, the approval of the Members of the Bank be
 and is hereby accorded for the re-appointment of Mr.
 Uday S. Kotak as whole-time Director of the Bank,
designated as Executive Vice Chairman and Managing
Director for the period from 22 MAR 2009 to 21 MAR
2012, on the following terms of remuneration, which,
subject to approval of the RBI, will be effective 01
APR 2008, as specified, authorize the Board of
Directors [hereinafter referred to as the Board,
which term shall include any Committee which the
Board of Directors of the Bank may have constituted
or may thereafter constitute and delegate with the
powers necessary for the purpose] of the Bank and to
fix the actual amount of remuneration and
perquisites, payable or to be provided to Mr. Uday
Kotak and vary or increase the same from time to
time, within the limits approved by the members, to
the extent the Board may consider appropriate and as
may be permitted or authorized by RBI on an
application made by the Bank , that in case of
absence or inadequacy of profits in any FY, the
aforesaid remuneration shall be paid to Mr. Kotak as
minimum remuneration authorized the Board to do all
such acts, deeds and things and to execute any
agreements, documents or instructions as may be

PROPOSAL #9.: Approve, that pursuant to the                                ISSUER          YES          FOR               FOR
applicable provisions of the Companies Act, 1956 or
any amendments thereto or any modification or
statutory re-enactment[s] thereof, Section 35 B and
other applicable provisions, if any, of the Banking
Regulation Act, 1949 or any amendments thereto or any
 modification or statutory re-enactment[s] thereof
and subject to the approvals, as may be necessary
from the Reserve Bank of India [the RBI] and other
concerned authorities or regulatory bodies and
subject to conditions as may be prescribed by such
authorities or regulatory bodies while granting such
approvals, the approval of the members of the Bank be
 and is hereby accorded for the re-appointment of Mr.
 C. Jayaram as Whole-time Director of the Bank
designated as Executive Director for the period from
01 JAN 2009 to 31 DEC 2011, on the following terms of
 remuneration which, subject to approval of the RBI,
will be effective 01 APR 2003, as specified,
authorize the Board of Directors [hereinafter
referred to as the Board, which term shall include
any Committee which the Board of Directors of the
Bank may have constituted or may thereafter
constitute and delegated with the powers necessary
for the purpose] of the Bank and to fix the actual
amount of remuneration and perquisites, payable or to
 be provided to Mr. C. Jayaram and vary or increase
the same from time to time, within the limits
approved by the members, to the extent the Board may
consider appropriate and as may be permitted or
authorized by RBI on an application made by the Bank,
 and that in case of absence or inadequacy of profits
 in any FY, the aforesaid remuneration shall be paid
to Mr. Jayaram as minimum remuneration; and authorize
 the Board to do all such acts, deeds and things and
to execute any agreements, documents or instructions
as may be required to give effect to this resolution

PROPOSAL #10.: Amend that pursuant to the applicable                       ISSUER          YES          FOR               FOR
provisions of the Companies Act, 1956 or any
amendments any modification or statutory re-
enactment(s) thereof, Section 35-Band other
applicable provisions, if any, of the Banking
RegulationAct, 1949 or any amendments any
modification or statutory re-enactment(s) and subject
 to the approvals, as may be necessary from the
Reserve Bank of India, (the 'RBI') and other
concerned authorities or regulatory bodies and
subject to conditions as may be prescribed by such
authorities or regulatory bodies while granting such
approvals, the approval of the Members of the Bank
accorded for the re-appointment of Mr. Dipak Gupta as
 Whole-time Director of the Bank designated as
Executive Director for the period from 01 JAN 2009 to
 31 DEC 2011, on the following. terms of remuneration
 Which, subject to of the RBI, will be effective 01
APR 2008; authorize the Board of Directors which term
 shall include any Committee which the Board of
Directors of the Bank may have constituted or may
constitute and delegate with the powers necessary for
 the purpose) of the Bank to fix the actual amount of
 remuneration and perquisites, payable or to be
provided to Mr. Dipak Gupta and vary or increase the
same from time to time, within the limits approved by
 the Members, to the extent the Board may consider
appropriate and as maybe permitted or by RBI on an
application made by the Bank that in case of absence
or inadequacy of profits in any FY, the aforesaid
remuneration shall be paid to Mr. Gupta as minimum
remuneration, to do all such acts, deeds and things
and to execute any agreements, documents or
instructions as may be required to give effect to

PROPOSAL #S.11: Approve that pursuant to the                               ISSUER          YES          FOR               FOR
provisions of Foreign Exchange Management (Transfer
or issue of security by a person resident outside
India) Regulations, 2000 and Press Note 2 (2004
Series)issued by the Government of India, Ministry of
 Commerce & Industry and other applicable provisions,
 if any, of the Reserve Bank of India and such other
statutory/regulatory approvals as may be necessary,
consent of the Bank accorded to increase the ceiling
limit on total holdings of Foreign institutional
investors (Flls)! Securities and Exchange Board of
India approved sub-account of His in the equity share
 capital of the Bank, through primary or secondary
route, from 30% to 33% of the paid-up equity capital
of the Bank with effect from such date(s) as may be
decided by the Board from time to time; authorize the
 Directors of the Bank to do all such acts, matters,
deeds and things necessary or desirable in connection
 with or incidental to giving effect to the above
resolutions and to delegate all or any of its powers
to any Committee of Directors of the Bank in this
regard

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KOWLOON DEV CO LTD
  TICKER:                N/A             CUSIP:     Y49749107
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts together                        ISSUER          YES          FOR               FOR
with the reports of the Directors and Auditors
thereon for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.i: Re-elect Mr. Keith Alan Holman as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3ii: Re-elect Ms. Ng Chi Man as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3iii: Re-elect Mr. Or Pui Kwan as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3iv: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Auditors' remuneration

PROPOSAL #4.: Re-appoint KPMG as Auditors and                              ISSUER          YES          FOR               FOR
authorize the Board of Directors to fix the Auditors'
 remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
pursuant to Section 57B of the Companies Ordinance,
[a] during the Relevant Period [as specified] of all
the powers of the Company to allot, issue and deal
with additional shares in the capital of the Company
and to make or grant offers, agreements and options
[including warrants, Bonds, debentures, notes and any
 securities which carry rights to subscribe for or
are convertible into shares in the Company]; [b]
authorize the Directors of the Company during the
Relevant Period to make or grant offers, agreements
and options [including warrants, Bonds, debentures,
notes and any securities which carry rights to
subscribe for or are convertible into shares in the
company] which would or might require the exercise of
 such power after the end of the Relevant Period; [c]
 the aggregate nominal amount of share capital
allotted or agreed [whether pursuant to an option or
otherwise] by the Directors of the Company pursuant
to the approval in Paragraph [A] of this resolution,
otherwise than pursuant to [i] a Rights Issue [as
specified], or [ii] an issue of shares upon the
exercise of options granted under any Share Option
Scheme adopted by the Company, or [iii] an issue of
shares as scrip dividends or similar arrangement
providing for the allotment of shares in lieu of the
whole or part of a dividend on shares of the Company
in accordance with the Articles of Association of the
 Company, or [iv] an issue of shares in the Company
upon the exercise of rights of subscription or
conversion under the terms of any of the securities
which carry rights to subscribe for or are
convertible into shares of the Company, shall not
exceed 20% of the aggregate nominal amount of the
issued share capital of the Company at the date of
passing this resolution and the said approval shall
be limited accordingly; and [d] for the purpose of
this resolution: Relevant Period mean the period from
 the passing of this resolution until whichever is
the earliest of: [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Law and/or the Company's

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
[a] during the Relevant Period [as specified] of all
the powers of the Company to repurchase its own
shares, subject to and in accordance with all
applicable laws and requirements of the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited, be generally and
unconditionally approved; [b] the aggregate nominal
amount of shares which may be repurchased on the
Stock Exchange of Hong Kong or any Stock Exchange on
which the shares of the Company may be listed and
recognized for this purpose by the Securities and
Futures Commission of Hong Kong and The Stock
Exchange of Hong Kong Limited under the Code on share
 repurchases pursuant to the approval in Paragraph
[a] of this resolution shall not exceed 10% of the
aggregate nominal amount of the issued share capital
of the Company; [Authority expires the earlier of the
 conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Law and/or the Company's
Articles of Association to be held]

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 5 and 6, to extend the general mandate
 granted to the Directors of the Company pursuant to
Resolution 5, by the addition thereto of an amount
representing the aggregate nominal amount of share
capital of the Company repurchased by the Company
under the authority granted pursuant to Resolution 6
as specified, provided that such amount not exceeding
 10% of the aggregate nominal amount of the issued
share capital of the Company as at the date of
passing this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KRUNG THAI BANK PUBLIC COMPANY LIMITED
  TICKER:                N/A             CUSIP:     Y49885208
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the 15th AGM on 25                      ISSUER          YES          FOR               FOR
 APR 2008

PROPOSAL #2.: Acknowledge the Board of Directors'                          ISSUER          YES          FOR               FOR
annual report

PROPOSAL #3.: Approve the balance sheet and the                            ISSUER          YES          FOR               FOR
profit and loss statements for 2008 ended 31 DEC 2008

PROPOSAL #4.: Approve the appropriation of the 2008                        ISSUER          YES          FOR               FOR
net profit and dividend payment

PROPOSAL #5.: Approve the adjustment of the Dividend                       ISSUER          YES          FOR               FOR
Payment Policy

PROPOSAL #6.: Approve the Directors' remunerations                         ISSUER          YES          FOR               FOR
for the year 2009

PROPOSAL #7.1: Elect Mr. Sima Simananta as a Director                      ISSUER          YES          FOR               FOR
 to replace those who are retiring upon completion of
 their terms of office

PROPOSAL #7.2: Elect Mr.Visut Montriwat as a Director                      ISSUER          YES          FOR               FOR
 to replace those who are retiring upon completion of
 their terms of office

PROPOSAL #7.3: Elect Mr. Dusit Nontanakorn as a                            ISSUER          YES          FOR               FOR
Director to replace those who are retiring upon
completion of their terms of office

PROPOSAL #7.4: Elect Mr. Jamlong Atikul as a Director                      ISSUER          YES          FOR               FOR
 to replace those who are retiring upon completion of
 their terms of office

PROPOSAL #8.: Elect the Bank's Auditor and approve to                      ISSUER          YES          FOR               FOR
 fix the audit fee

PROPOSAL #9.: Approve and amend the Bank's Articles                        ISSUER          YES          FOR               FOR
of Association for 06 Articles

PROPOSAL #10.: Approve the purchase of share in                            ISSUER          YES          FOR               FOR
Krungthai Card Public Company Limited in accordance
with the Public Limited Company Act B.E. 2535 and the
 financial institutions business Act B.E. 2551

PROPOSAL #11.: Other business                                              ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KT CORPORATION
  TICKER:                KTC             CUSIP:     48268K101
  MEETING DATE:          1/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF AMENDMENT OF THE ARTICLES                        ISSUER          YES          FOR             AGAINST
OF INCORPORATION

PROPOSAL #02: ELECTION OF PRESIDENT                                        ISSUER          YES          FOR             AGAINST

PROPOSAL #3A: ELECTION OF INDEPENDENT AND NON-                             ISSUER          YES          FOR             AGAINST
EXECUTIVE DIRECTOR OF AUDIT: SI-CHIN KANG

PROPOSAL #3B: ELECTION OF INDEPENDENT AND NON-                             ISSUER          YES          FOR             AGAINST
EXECUTIVE DIRECTOR OF AUDIT: IN-MAN SONG

PROPOSAL #3C: ELECTION OF INDEPENDENT AND NON-                             ISSUER          YES          FOR             AGAINST
EXECUTIVE DIRECTOR OF AUDIT: JOON PARK

PROPOSAL #04: APPROVAL OF EMPLOYMENT CONTRACT FOR THE                      ISSUER          YES          FOR             AGAINST
 PRESIDENT

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KT CORPORATION
  TICKER:                KTC             CUSIP:     48268K101
  MEETING DATE:          3/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF BALANCE SHEET, INCOME                            ISSUER          YES          FOR               FOR
STATEMENT AND STATEMENT OF APPROPRIATION OF RETAINED
EARNINGS FOR THE 27TH FISCAL YEAR

PROPOSAL #2A: ELECTION OF DIRECTOR: SANG HOON LEE                          ISSUER          YES          FOR               FOR

PROPOSAL #2B: ELECTION OF DIRECTOR: HYUN-MYUNG PYO                         ISSUER          YES          FOR               FOR

PROPOSAL #2C: ELECTION OF DIRECTOR: CHOON HO LEE                           ISSUER          YES          FOR               FOR

PROPOSAL #2D: ELECTION OF DIRECTOR: E. HAN KIM                             ISSUER          YES          FOR               FOR

PROPOSAL #2E: ELECTION OF DIRECTOR: JEUNG SOO HUH                          ISSUER          YES          FOR               FOR

PROPOSAL #03: ELECTION OF MEMBER OF AUDIT COMMITTEE                        ISSUER          YES          FOR               FOR

PROPOSAL #04: APPROVAL OF LIMIT ON REMUNERATION OF                         ISSUER          YES          FOR               FOR
DIRECTORS

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KT CORPORATION
  TICKER:                KTC             CUSIP:     48268K101
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF MERGER AGREEMENT BETWEEN KT                      ISSUER          YES          FOR               FOR
 CORPORATION AND KT FREETEL, CO., LTD.

PROPOSAL #02: AMENDMENT OF ARTICLES OF INCORPORATION.                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KT FREETEL LTD
  TICKER:                N/A             CUSIP:     Y4991F102
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Merger Contract                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KT FREETEL LTD
  TICKER:                N/A             CUSIP:     Y4991F102
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KUALA LUMPUR KEPONG BHD
  TICKER:                N/A             CUSIP:     Y47153104
  MEETING DATE:          2/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES          FOR               FOR
the YE 30 SEP 2008 and the Directors' and the
Auditors' reports thereon

PROPOSAL #2.: Approve the payment of a final dividend                      ISSUER          YES          FOR               FOR
 of 45 sen per share less 25% Malaysian Income Tax
and 10 sen per share tax exempt

PROPOSAL #3.: Re-elect Mr. Y. M. Tengku Robert Hamzah                      ISSUER          YES          FOR               FOR
 as a Director, who retires in accordance with
Article 91(A) of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Yeoh Eng Khoon as a                             ISSUER          YES          FOR               FOR
Director, who retires in accordance with Article
91(A) of the Company's Articles of Association

PROPOSAL #5.: Re-appoint Mr. Tan Sri Dato' Thong Yaw                       ISSUER          YES          FOR               FOR
Hong as a Director of the Company, pursuant to
Section 129(6) of the Companies Act 1965, to hold
office until the next AGM of the Company

PROPOSAL #6.: Re-appoint Mr. R. M. Alias as a                              ISSUER          YES          FOR               FOR
Director of the Company, pursuant to Section 129(6)
of the Companies Act 1965, to hold office until the
next AGM of the Company

PROPOSAL #7.: Approve to fix the Directors' fees for                       ISSUER          YES          FOR               FOR
the YE 30 SEP 2008 amounting to MYR 849,000 [2007:
MYR 704,000]

PROPOSAL #8.: Appoint the Auditors and authorize the                       ISSUER          YES          FOR               FOR
Directors to fix their remuneration

PROPOSAL #9.: Authorize the Directors for the Company                      ISSUER          YES          FOR               FOR
 to buy back such amount of ordinary shares of MYR
1.00 each in the Company [authority to buy back
shares], as may be determined by the Directors from
time to time through Bursa Malaysia Securities Berhad
 [Bursa Malaysia] upon such terms and conditions as
the Directors may deem fit and expedient in the best
interests of the Company provided that the aggregate
number of shares purchased pursuant to this
resolution does not exceed 10% of the total issued
and paid-up share capital of the Company [equivalent
to 106,400,000 shares in the Company based on its
issued and paid-up share capital [excluding treasury
shares] of 1,064,965,692 shares of MYR 1.00 each as
at 01 DEC 2008] and that an amount not exceeding the
total retained profits of the Company be allocated
for the authority to buy back shares [the audited
retained profits of the Company as at 30 SEP 2008 was
 MYR 1,318 million]; to cancel the shares so
purchased and/or retain the shares so purchased as
treasury shares; to do all such acts and things to
give full effect to the authority to buy back shares
with full powers to assent to any conditions,
modifications, revaluations, variations and/or
amendments [if any] as may be imposed by the relevant
 authorities; [Authority expires at the conclusion of
 the next AGM of the Company or the expiry of the
period within which the next AGM is required by Law];
 but not so as to prejudice the completion of a
purchase by the Company before the aforesaid expiry
date and, in any event, in accordance with the
provisions of the guidelines issued by Bursa Malaysia
 or any other relevant authority

PROPOSAL #10.: Authorize the Company and/or its                            ISSUER          YES          FOR               FOR
subsidiary Companies to enter into recurrent
transactions of a revenue or trading nature with
related parties which are necessary for the Company's
 and/or its subsidiaries day-today operations and
carried out in ordinary course of business on normal
commercial terms not more favorable to the related
parties than those generally available to the public
and are not to the detriment of the minority
shareholders as specified; and authorize the
Directors to do all such acts and things [including
executing all such documents as may be required] as
they may consider expedient or necessary to give full
 effect to the mandate, with full powers to assent to
 any conditions, modifications, revaluations,
variations and/or amendments [if any] as may be
imposed by the relevant authorities; [Authority
expires at the conclusion of the next AGM of the
Company following the passing of this ordinary
resolution or the expiry of the period within which
the next AGM is required By Law to be held but shall
not extend to such extension as may be allowed
pursuant to Section 143(2) of the Companies Act, 1965]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KUBOTA CORPORATION
  TICKER:                N/A             CUSIP:     J36662138
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Reduce Board
Size to 10, Adopt an Executive Officer System

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors

PROPOSAL #6.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Corporate  Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KUEHNE & NAGEL INTL AG
  TICKER:                N/A             CUSIP:     H4673L145
  MEETING DATE:          12/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Karl Gernandt to the                               ISSUER          YES        AGAINST           AGAINST
Supervisory Board

PROPOSAL #2.: Approve to fix an extraordinary dividend                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KUEHNE + NAGEL INTERNATIONAL AG,  NAGEL INTERNATIO
  TICKER:                N/A             CUSIP:     H4673L145
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual                        ISSUER          YES          FOR               FOR
accounts and accounts of the Group for 2008

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance profit

PROPOSAL #3.: Grant discharge to the Board of                              ISSUER          YES          FOR               FOR
Directors and the Management

PROPOSAL #4.A: Re-elect Mr. Hans-Joerg Hager as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #4.B: Re-elect Dr. Joachim Hauser as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #4.C: Re-elect Mr. Klaus-Michael Kuehne as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #4.D: Re-elect Dr. Georg Obermeier as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #4.E: Re-elect Dr. Thomas Staehelin as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #5.: Elect [KPMG AG, Zuerich] as the Auditors                     ISSUER          YES          FOR               FOR

PROPOSAL #6.A: Amend the By-Laws regarding the shares                      ISSUER          YES          FOR               FOR
 certificates

PROPOSAL #6.B: Amend the By-Laws regarding the                             ISSUER          YES          FOR               FOR
election procedures of the Members of the Board of
Directors

PROPOSAL #6.C: Amend the By-Laws regarding the                             ISSUER          YES          FOR               FOR
election of the Auditors

PROPOSAL #6.D: Amend the By-Laws regarding the                             ISSUER          YES          FOR               FOR
qualified majority

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KUMBA IRON ORE
  TICKER:                N/A             CUSIP:     S4341C103
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.O.1: Receive and adopt the annual                              ISSUER          YES          FOR               FOR
financial statements of the Company for the YE 31 DEC
 2008, including the Directors' report and the report
 of the Auditors thereon and to confirm all matters
and things undertaken and discharged by the Directors
 on behalf of the Company

PROPOSAL #2.O.2: Re-appoint Deloitte & Touche as an                        ISSUER          YES          FOR               FOR
Independent Auditors of the Company for the ensuing
year and to appoint Mr. BW Smith as the Designated
Auditor for the ensuing year

PROPOSAL #3O3.1: Re-elect Mr. CI Griffith as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3O3.2: Re-elect Mr. ZBM Bassa as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3O3.3: Re-elect Mr. DD Mokgatle as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3O3.4: Re-elect Mr. ND Moyo as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3O3.5: Re-elect Mr. AJ Morgan as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.O.4: Approve the proposed remuneration of                      ISSUER          YES        AGAINST           AGAINST
 the Non-Executive Directors with effect from 01 JAN
2009: Chairman: ZAR 1,000,000; Director: ZAR:
150,000; Audit Committee Chairman: ZAR 168,000; Audit
 Committee Member: ZAR 100,800; other Board Committee
 Chairman: ZAR 134,400; other Board Committee Member:

PROPOSAL #5.O.5: Approve and adopt, Ordinary                               ISSUER          YES          FOR               FOR
Resolution 5 is dependent on the passing of Ordinary
Resolution Number 7 and Special Resolution 1,Kumba
Iron Ore Limited Bonus Share Plan [Plan] as specified

PROPOSAL #6.O.6: Authorize the Directors, Section 221                      ISSUER          YES          FOR               FOR
 of the Companies Act No. 61 of 1973, as amended and
in terms of the JSE Listings Requirements, to issue,
in terms of the Kumba Iron Ore Limited Bonus Share
Plan [Plan] from time to time, such number of
ordinary shares for a subscription price per share of
 either the then current market value or the par
value per share as may be decided by the Directors,
as specified in the Plan

PROPOSAL #7.O.7: Authorize the Directors, subject to                       ISSUER          YES        AGAINST           AGAINST
the provisions of the Act and the Listings
Requirements of the JSE, until the next AGM of the
Company to allot and issue the authorized but
unissued ordinary shares of one cent each in the
capital of the Company, up to a maximum of 5% of the
number of shares of the Company's issued ordinary
share capital; to such person or persons on such
terms and conditions and at such times as the
Directors of the Company may from time to time and in
 their discretion deem fit, after setting aside so
many shares as may be required to be allotted and
issued by the Company pursuant to the Company's

PROPOSAL #8.O.8: Authorize the Directors, in the                           ISSUER          YES          FOR               FOR
terms of the Listings Requirements of the JSE, by way
 of a general authority to issued the authorized but
unissued ordinary shares of one cent each in the
capital of the Company for cash, as and when suitable
 opportunities arise, subject to the Articles of
Association of the Company, the Act and the JSE
Listings Requirements and the followings conditions:
the equity securities which are the subject of the
issue for the cash must of a lass already in issue,
or where this is not the case must be limited to such
 securities or rights that are convertible into a
class already in issue; any such issue will only be
made to public shareholders as defined by the JSE
Listings Requirements and not to related parties; a
paid press announcement giving full details,
including the impact on the net asset value and
earnings per share, will be published at the time of
any issue representing on a cumulative basis within 1
 FY, 5% or more of the number of shares in issue
prior to the issue concerned; the issues in aggregate
 in any 1 FY shall not exceed 5% of the number of
shares of the Company's issued ordinary share capital
 [for the purpose of determining the securities
comprising the 15% number in any 1 year, account must
 be taken of the dilution effect in the year of issue
 of options/convertible securities, by including the
number of any equity securities which may be issued
in future arising out of the issue of such
options/convertible securities], and of a particular
class, will be aggregated with any securities that
are compulsorily convertible into securities of that
class, and in the case of the issue of compulsorily
convertible securities, aggregated with the
securities of that class into which they are
compulsorily convertible; as regards the number of
securities which may be issued [the 15% number] shall
 be based on the number of securities of that claps
in issue added to those that may issue in future
[arising from the conversion of options/convertible
securities], at the date of such application; less
any securities of the class issued, or to be issued
in future airing from options/ convertible securities
 issued, during the current FY; a rights issue which
has been announced, is irrevocable and is fully
underwritten; acquisition [which has had final terms
announced] may be included a though they were
securities in issue at the date of application; that
in determining the price at which an issue of shares
for cash may be made in terms of this authority pose
the listing of the Company, the maximum discount
permitted shall be 10% of the weighted average traded
 price of the ordinary shares on the JSE [adjusted
for any dividend declared but not yet paid or for any
 capitalization award made to shareholders] over the
30 business days prior to the date that the price of
the issue is agreed by the Directors of the Company
and the party subscribing for the securities

PROPOSAL #9.S.1: Authorize to repurchase shares                            ISSUER          YES          FOR               FOR
RESOLVED that the Company and/or any of its
subsidiaries from time to time be and are hereby
authorized, by way of a specific authority in terms
of Sections 85 and 89 of the Companies Act, No 61 of
1973, as amended, and in terms of the JSE Listings
Requirements, Authorize the Company and/or any of its
 subsidiaries from time to time, by way of a specific
 authority in terms of Sections 85 and 89 of the
Companies Act No 61 of 1973 as amended and in terms
of the JSE Listing Requirements to repurchase or
purchase directly, or through an agent, on the market
 from time to time such number of ordinary shares in
the Company as the Company and/or any of its
subsidiaries may be required to repurchase or
purchase in terms of the Kumba Iron Ore Limited Bonus

PROPOSAL #10S.2: Authorize the Company, in terms in                        ISSUER          YES          FOR               FOR
terms of Section 38(2A) of the Companies Act No 61 of
 1973, as amended, to provide such financial
assistance as may be necessary in the acquisition or
issue, directly or through an agent, of ordinary
shares in the Company for purposes of the Kumba Iron
Ore Limited Bonus Share Plan [Plan]

PROPOSAL #11S.3: Approve, as a general approval                            ISSUER          YES          FOR               FOR
contemplated in sections 85 to 89 of the Act, the
acquisitions by the Company and any of its
subsidiaries, from time to time of the issued
ordinary shares of the Company, upon such terms and
conditions and in such amounts as the Directors of
the Company may from time to time determine, but
subject to the articles of association of the
company, the provisions of the Act and the JSE
Listings Requirements, when applicable, and provided
that 1] the general repurchase of securities will be
effected through the order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counter party [reported trades are prohibited];
[Authority expires until the next AGM of the Company
or 15 months]; 3] at any point in time, a Company may
 only appoint 1 agent to effect any repurchases on
the Company's behalf; 4] after such repurchase the
Company will still comply with the JSE Listings
Requirements concerning shareholder spread
requirements; 5] the Company or its subsidiary any
not repurchase securities during a prohibited period
as defined in the HSE Listing Requirements unless
they have in place a Repurchase Programme where the
dates and quantities of securities to be traded using
 the relevant period are fixed [ not subject to any
variation] and full details of the Programme have
been disclosed in an announcement over SENS prior to
the commencement of the prohibited period; 6] when
the Company or any of its subsidiaries collectively
have cumulatively repurchased 3% of the initial
number of the relevant class of securities and foe
each 3% in aggregate of the initial number of that
class acquired thereafter an announcement will be
made; 7] the Company and its subsidiaries
collectively shall not be entitled to acquire shares
issued by the Company constituting, on a cumulative
basis more than 10% of the number of shares in the
Company in issue from the date of grant of this
approval; 8] shares issued by the Company may not be
acquired at a price greater than 10% above the
weighted average traded price of the Company's shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KUMHO INDUSTRIAL CO LTD, PUSAN
  TICKER:                N/A             CUSIP:     Y5044R100
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the 4 Directors and 2 outside                          ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Directors

PROPOSAL #5.: Amend the retirement benefit plan for                        ISSUER          YES        AGAINST           AGAINST
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KURARAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J37006137
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KURITA WATER INDUSTRIES LTD.
  TICKER:                N/A             CUSIP:     J37221116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KWG PROPERTY HOLDING LTD
  TICKER:                N/A             CUSIP:     G53224104
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
consolidated financial statements and the report of
the Directors of the Company [the Directors] and the
Auditors' report of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Declare the final dividend of RMB 3                          ISSUER          YES          FOR               FOR
cents per share for the YE 31 DEC 2008 to the
shareholders of the Company

PROPOSAL #3.A: Re-elect Mr. Kong Jian Min as an                            ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.B: Re-elect Mr. Kong Jian Tao as an                            ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.C: Re-elect Mr. He Wei Zhi as an                               ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.D: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the Directors  fee

PROPOSAL #4.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Board of
Directors of the Company to fix their remuneration

PROPOSAL #5.: Authorize the Directors, during the                          ISSUER          YES        AGAINST           AGAINST
relevant period [as specified], to allot, issue and
deal with additional shares in the capital of the
Company and to make or grant offers, agreements and
options [including but not limited to warrants, bonds
 and debentures convertible into shares of the
Company] which might require the exercise of such
power; to make or grant offers, agreements and
options [including warrants, bonds and debentures
convertible into shares of the Company] which would
or might require the shares in the capital of the
Company to be issued or allotted either during or
after the end of the relevant period [as hereinafter
defined]; the aggregate nominal amount of share
capital allotted or agreed conditionally or
unconditionally to be allotted or issued [whether
pursuant to an option or otherwise] by the Directors
pursuant to the approval in this resolution,
otherwise than pursuant to: i) a Rights Issue [as
hereinafter defined]; or ii) an issue of shares upon
the exercise of options which may be granted under
any share option scheme or under any option scheme or
 similar arrangement for the time being adopted for
the grant or issue to officers and/or employees of
the Company and/or any of its subsidiaries or any
other person of shares or rights to acquire shares of
 the Company; or iii) any scrip dividend schemes or
similar arrangements providing for the allotment and
issue of shares in lieu of the whole or part of a
dividend on shares of the Company in accordance with
the articles of association of the Company, shall not
 exceed 20% of the aggregate nominal amount of the
issued share capital of the Company as at the date of
 the passing of this resolution and the said approval
 shall be limited accordingly; and [Authority expires
 the earlier of the conclusion of the next AGM of the
 Company or the expiration of the period within which
 the next AGM of the Company is required by the
Articles of Association of the Company or any
applicable laws of the Cayman Islands to be held]

PROPOSAL #6.: Authorize the Directors, during the                          ISSUER          YES          FOR               FOR
Relevant Period [as specified], to repurchase shares
of the Company subject to and in accordance with all
applicable laws and/or the requirements of the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited [Listing Rules] as
amended from time to time, to purchase its shares at
a price determined by the Directors; the aggregate
nominal amount of the shares of the Company which are
 authorized to be repurchased by the Directors
pursuant to the approval in this resolution shall not
 exceed 10% of the aggregate nominal amount of the
issued share capital of the Company as at the date of
 the passing of this resolution; and [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or any
applicable laws of the Cayman Islands to be held]

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions Nos. 5 and 6 of this notice being
passed, the general mandate granted to the Directors
pursuant to Resolution No. 5 be extended by the
addition thereto of an amount representing the
aggregate nominal amount of the share capital of the
Company purchased by the Company under the authority
granted pursuant to the Resolution No. 6, provided
that such amount shall not exceed 10% of the
aggregate nominal amount of the issued share capital
of the Company as at the date of the passing of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KYOCERA CORPORATION
  TICKER:                N/A             CUSIP:     J37479110
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and Corporate Auditor

PROPOSAL #7.: Approve Retirement Allowance for                             ISSUER          YES          FOR               FOR
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KYOWA HAKKO KIRIN CO.,LTD.
  TICKER:                N/A             CUSIP:     J38296117
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Change Fiscal
 Year End to Dec. End

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                KYUSHU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J38468104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Allow Use of Electronic Systems for Public
Notifications, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Shareholders' Proposals: Amend Articles                      ISSUER          YES        AGAINST             FOR
 to (1) Require establishment of a committee for
aging nuclear power plants

PROPOSAL #7.: Shareholders' Proposals: Amend Articles                      ISSUER          YES        AGAINST             FOR
 to (2) Require declaration of no additional nuclear
power plants

PROPOSAL #8.: Shareholders' Proposals: Amend Articles                      ISSUER          YES        AGAINST             FOR
 to (3) Require freezing plutonium thermal use plan

PROPOSAL #9.: Shareholders' Proposals: Amend Articles                      ISSUER          YES        AGAINST             FOR
 to (4) Require establishment of a committee to
revise nuclear fuel cycle

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LADBROKES PLC
  TICKER:                N/A             CUSIP:     G5337D107
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the                         ISSUER          YES          FOR               FOR
Directors and the Auditor and the accounts of the
Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve to declare the final dividend                        ISSUER          YES          FOR               FOR
of 9.05p on each of the ordinary shares entitled
thereto in respect of the YE 31 DEC 2008

PROPOSAL #3.: Appoint Mr. P. Erskine as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who retires in accordance with the
Articles of Association

PROPOSAL #4.: Appoint Mr. R. J. Ames as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who retires in accordance with the
Articles of Association

PROPOSAL #5.: Re-appoint Mr. N. M. H. Jones a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with the Articles of Association

PROPOSAL #6.: Re-appoint Mr. J. P. O'Reilly as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with the Articles of Association

PROPOSAL #7.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Auditor to the Company and authorize the Directors to
 agree the remuneration of the Auditor

PROPOSAL #8.: Receive the 2008 Directors'                                  ISSUER          YES          FOR               FOR
remuneration report

PROPOSAL #9.: Authorize the Company, for the purposes                      ISSUER          YES          FOR               FOR
 of Section 366 of the Companies Act 2006
[authorizations required for donations or
expenditure] and all Companies that are subsidiaries
of the Company at any time during the period for
which this resolution has effect to: (i) make
political donations to political parties or
independent election candidates not exceeding GBP
50,000 in total; (ii) make political donations to
political organizations other than political parties
not exceeding GBP 50,000 in total; and (iii) incur
political expenditure not exceeding GBP 50,000 in
total, provided that the aggregate amount of any such
 donations and expenditure shall not exceed GBP
50,000 during the period beginning with the date of
the passing of this resolution and ending on the date
 of the AGM of the Company to be held in 2010 or, if
earlier, on 30 JUN 2010; for the purpose of this
resolution the terms political donations, independent
 election candidates, political organizations and
political expenditure have the meanings set out in
Sections 363 to 365 of the Companies Act 2006

PROPOSAL #S.10: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases [Section 163 of the Companies Act 1985] of
up to 60,063,870 ordinary shares of 28 1/3p each of
the Company, at a minimum price which may be paid for
 the ordinary share 28 1/3p per share and the maximum
 price which may be paid for an ordinary share is an
amount equal to 105% of the average of the middle
market quotations for an ordinary share derived from
the London Stock Exchange Daily Official List, over
the previous 5 business days; [Authority expires at
earlier of the conclusion of the AGM of the Company
to be held 2010 or 30 JUN 2010]; and the Company may
make a contract to purchase shares after the expiry
of this authority in pursuance of such an offer or
agreement made prior to such expiry

PROPOSAL #11.: Approve to increase the share capital                       ISSUER          YES          FOR               FOR
of the Company by GBP 34,000,000 from GBP 253,000,000
 to GBP 287,000,000 by the creation of 120,000,000
additional new ordinary shares of 28 1/3p each in the
 capital of the Company

PROPOSAL #12.: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for any existing authority and for the
purpose of Section 80 of the Companies Act 1985, to
allot relevant securities [with in the meaning of
that Section] up to an aggregate nominal amount of
GBP 56,776,939; [Authority expires earlier of the
conclusion of the AGM of the Company held in 2010 or
on 30 JUN 2010]; and the Directors may allot relevant
 securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to
 such expiry

PROPOSAL #S.13: Authorize the Directors, to allot                          ISSUER          YES          FOR               FOR
equity securities [Section 94 of the Companies Act
1985[the Act]] pursuant to the authority for the
purposes of Section 80 of the Act conferred by the
ordinary resolution set out as Resolution No.12 at
the notice of 2009 AGM of the Company and passed at
the 2009 AGM of the Company and to sell equity
securities which immediately before the sale are held
 by the Company as treasury shares[Section 162A of
the Act] in each case, disapplying the statutory pre-
emption rights [Section 89(1) of the Act], provided
that this power is limited to: a) the allotment or
sale of equity securities up to an aggregate nominal
amount of GBP 8,509,048; b) the allotment or sale of
equity securities up to an aggregate nominal amount
of GBP 56,776,939 in connection with a rights issue
or other issue in favor of ordinary shareholders;
[Authority expires the earlier of the conclusion of
the AGM of the Company to be held in 2010 or 30 JUN
2010]; and the Directors may allot equity securities
after the expiry of this authority in pursuance of
such an offer or agreement made prior to such expiry

PROPOSAL #S.14: Authorize the Directors of the                             ISSUER          YES          FOR               FOR
Company, in addition to the authority conferred on
the Directors by Resolution 12 as set out in the
Notice of the 2009 AGM of the Company: (a) authorized
 for the purposes of Section 80 of the Companies Act
1985 (the Act) to allot relevant securities [within
the meaning of that section] up to an aggregate
nominal amount of GBP 56,776,939 in connection with a
 rights issue; and (b) empowered to allot equity
securities [as defined by section 94 of the Act]
pursuant to the authority for the purposes of section
 80 of the Act conferred by this resolution and to
sell equity securities which immediately before the
sale are held by the Company as treasury shares [as
defined in section 162A of the Act] in each case as
if section 89(1) of the Act did not apply to such
allotment or sale provided that this power shall be
limited to the issue of equity securities in
connection with a rights issue, [Authority shall
expire at the conclusion of the AGM of the Company to
 be held in 2010 or if earlier, on 30 JUN 2010] save
that the Company may before the expiry of this
authority make an offer or agreement which would or
might require relevant securities of the company to
be allotted after its expiry and the Directors may
allot relevant securities pursuant to such an offer
or agreement as if the authority in this resolution

PROPOSAL #15.: Approve the term of the Ladbrokes plc                       ISSUER          YES          FOR               FOR
international Share Option Scheme be extended for a
further 10 years until 2019 and authorize the
Directors of the Company to do all acts and things
necessary to put the extension of the scheme into
effect

PROPOSAL #S.16: Approve to cancel the share premium                        ISSUER          YES          FOR               FOR
account of the Company

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  ISSUER:                LAFARGE MALAYAN CEMENT BHD
  TICKER:                N/A             CUSIP:     Y5348J101
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Saw Ewe Seng as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #2.: Re-elect Mr. Martin Kriegner as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #3.: Re-elect Mr. Md Yusof bin Hussin as a                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Re-appoint Chan Hua Eng as a Director                        ISSUER          YES          FOR               FOR
of the Company to hold office until the next AGM

PROPOSAL #5.: Re-appoint Deloitte and Touche as the                        ISSUER          YES          FOR               FOR
Auditors for the ensuing year at a remuneration to be
 determined by the Directors

PROPOSAL #6.: Authorize the Directors, pursuant to                         ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965 [the Act], to
 issue shares in the Company at any time and upon
such terms and conditions and for such purposes as
the Directors may deem fit; provided that the
aggregate number of shares issued pursuant to this
resolution does not exceed 10% of the issued capital
of the Company at the time of issuance thereof and to
 obtain the approval for the listing of and quotation
 for the additional shares so issued on the Bursa
Malaysia Securities Berhad [Bursa Securities][
Authority will be in force until the next AGM]

PROPOSAL #7.: Approve the proposed renewal of                              ISSUER          YES          FOR               FOR
shareholders mandate for Recurrent Related Party
Transactions [Recurrent RPTs]

PROPOSAL #8.: Approve to renew the authority for                           ISSUER          YES          FOR               FOR
purchase of own shares by the Company [Share Buyback]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LAFARGE SA, PARIS
  TICKER:                N/A             CUSIP:     F54432111
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
increase on 1 or more occasions, in France or abroad,
 the share capital up to a maximum nominal a mount of
 EUR 375,000,000.00, i.e. 375,000,000 shares, by
issuance, with the shareholders preferred
subscription rights maintained, of ordinary shares to
 be subscribed either in cash or by the offsetting of
 debts, either by way of capitalizing reserves,
profits, or premiums [Authority expires at the end of
 26 month period] and to grant all powers to the
Board of Directors to take all necessary measures and
 accomplish all necessary formalities

PROPOSAL #2.: Approve the Resolution number 1 being                        ISSUER          YES          FOR               FOR
adopted, the shareholders meeting resolves to cancel
the delegations granted by Resolution numbers 12, 13
and 14 of the combined shareholders' meeting of 03
MAY 2007

PROPOSAL #3.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
increase the share capital, on 1 or more occasions,
at its sole discretion, in favour of employees and
former employees of the Company who are members of a
Company Savings Plan [Authority expires at the end of
 26 month period] and for a nominal amount that shall
 not exceed EUR 23,000,000.00 the shareholder's
meeting decides to cancel the shareholder's
preferential subscription rights in favour of the
beneficiaries mentioned above it supersedes the
fraction unused of the earlier delegation to the same
 effect the shareholder's meeting delegates all
powers to the Board of Directors to take all
necessary measures and accomplish all necessary

PROPOSAL #4.: Grants full powers to the bearer of an                       ISSUER          YES          FOR               FOR
original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LAFARGE SA, PARIS
  TICKER:                N/A             CUSIP:     F54432111
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive reports of the Board of                             ISSUER          YES          FOR               FOR
Directors, the Chairman of the Board of Directors and
 the auditors, approves the Company's financial
statements for the year 2008, as presented, showing
net earnings for the financial year of EUR
780,352,041.06

PROPOSAL #O.2: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors, approves the consolidated
 financial statements for the said financial year, in
 the form presented to the meeting, showing net
earnings (group share)for the financial year of EUR
1,598,000,000.00

PROPOSAL #O.3: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the income for
the FY be appropriated as follows: earnings for the
financial year: EUR 780,352,041.06 prior retained
earnings: EUR 1,895,675,106.33 total: EUR
2,676,027,147.39 allocation: legal reserve: EUR
7,444,556.80 first dividend (5 % of the share par
value): EUR 38,959,948.20 additional dividend(total
dividend minus first dividend): EUR 350,639,533.80
maximum amount of the 10 % increase: EUR 3,053,245.80
 total dividends: EUR 392,652,727.80 retained
earnings: EUR 2,275,929,862.79 total allocations: EUR
 2,676,027,147.39 the shareholders will receive a
normal dividend of EUR 2.00 per share and a loyalty
dividend of EUR 2.20 per share, and will entitle to
the 40 % deduction provided by the French general tax
 code this dividend will be paid on 06 JUL 2009 as
required by law, it is reminded that, for the last
three financial years, the dividends paid, were as
follows: normal dividend: EUR 2.55 for FY 2005
loyalty dividend: EUR 2.80 for fiscal year 2005
normal dividend: EUR 3.00 for FY 2006 loyalty
dividend: EUR 3.30 for FY 2006 normal dividend: EUR
4.00 for FY 2007 loyalty dividend: EUR 4.40 for FY

PROPOSAL #O.4: Receive the special report of the                           ISSUER          YES          FOR               FOR
auditors in accordance with Article l.225-40 of the
French commercial code on agreements governed by
Articles L.225-38 ET seq. of the French commercial
code, approves said report and the agreements
referred to therein, excepting the one mentioned in

PROPOSAL #O.5: Receive the special report of the                           ISSUER          YES        AGAINST           AGAINST
auditors in accordance with Article l.225-40 of the
french commercial code on agreements governed by
articles l.225-38 et seq. of the French commercial
code, approves the agreement mentioned in paragraph
A.2.A referred to therein

PROPOSAL #O.6: Appoint Mr. Bruno Lafont as a Director                      ISSUER          YES          FOR               FOR
 for a 4-year period

PROPOSAL #O.7: Appoint Mr. Jean-Pierre Boisivon as a                       ISSUER          YES          FOR               FOR
director for a 4-year period

PROPOSAL #O.8: Appoint Mr. Michel Bon as Director for                      ISSUER          YES        AGAINST           AGAINST
 a 4-year period

PROPOSAL #O.9: Appoint Mr. Philippe Charrier as a                          ISSUER          YES          FOR               FOR
Director for a 4-year period

PROPOSAL #O.10: Appoint Mr. Bertrand Collomb as a                          ISSUER          YES        AGAINST           AGAINST
Director for a 4-year period

PROPOSAL #O.11: Appointment of Mr. Oscar Fanjul as a                       ISSUER          YES          FOR               FOR
Director for a 4-year period

PROPOSAL #O.12: Appoint Mr. Juan Gallardo as a                             ISSUER          YES          FOR               FOR
Director for a 4-year period

PROPOSAL #O.13: Appoint Mrs. Helene Ploixas as a                           ISSUER          YES          FOR               FOR
Director for a 4-year period

PROPOSAL #O.14: Authorizes the Board of Directors to                       ISSUER          YES          FOR               FOR
trade in the Company's shares on the stock market,
subject to the conditions described below: maximum
purchase price: EUR 80.00, maximum number of shares
to be acquired: 5 % of the share capital, maximum
number of shares to be detained by the Company at any
 time: 10 % of the share capital, maximum funds
invested in the share buybacks: EUR 500,000,000.00
this [authorization is given for an 18-month period]
it supersedes the one granted by the tenth resolution
 of the shareholders' meeting of may 7, 2008 the
shareholders' meeting delegates all powers to the
Board of Directors to take all necessary measures and
 accomplish all necessary formalities

PROPOSAL #E.15: Authority to the Board of Directors                        ISSUER          YES          FOR               FOR
to decide on one or more capital increases, in France
 or abroad, by issuance, with the shareholders
preferred subscription rights maintained, of shares
and securities giving access to the capital the
maximal nominal amount of capital increases to be
carried out under this delegation of authority shall
not exceed EUR 380,000,000.00, I.E. 95,000,000 shares
 the maximum amount of the capital increases to be
carried out under this delegation of authority is
common with resolutions 15 to 19 the nominal amount
of debt securities issued shall not exceed EUR
8,000,000,000.00 this amount shall count against the
overall value set forth in resolution 20 or against
the overall value set forth in any later resolution
to the same effect the present delegation is given
for a 26-month period It supersedes the fraction
unused of any and all earlier delegations to the same
 effect; to take all necessary measures and
accomplish all necessary formalities

PROPOSAL #E.16: Authorize to the Board of Directors                        ISSUER          YES          FOR               FOR
to decide on one or more capital increases, in France
 or abroad, by way of a public offering, by issuance,
 with cancellation of the shareholders' preferred
subscription rights, of shares and securities giving
access to the capital the total nominal amount of
capital increases to be carried out under this
delegation of authority shall not exceed EUR
152,000,000.00, I.E. 38,000,000 shares the maximum
amount of the capital increases to be carried out
under this delegation of authority shall count
against the overall value set forth in resolution 15
or against the overall value which could be set forth
 in any later resolution to the same effect the
nominal amount of debt securities issued shall not
exceed EUR 8,000,000,000.00 this amount shall count
against the overall value set forth in resolution 20,
 subject to the adoption of this present resolution
or against the overall value which could be set forth
 in any later resolution to the same effect the
present delegation is given for a 26-month period it
supersedes the fraction unused of any and all earlier
 delegations to the same effect; to take all
necessary measures and accomplish all necessary

PROPOSAL #E.17: Authority to the Board of Directors                        ISSUER          YES          FOR               FOR
the authority to decide on one or more capital
increases, in France or abroad, unused of any and all
 earlier delegations to the same effect the present
[authorization is granted for a 26-month] period
resolution 24 to grant, for free, on one or more
occasions, existing or future shares, in favor of the
 employees of the Company and related companies they
may not represent more than 1 % of the share capital
this amount shall count against the ceiling related
to the options to subscribe shares set forth in
resolution 23, which will form a global ceiling for
the whole allocations carried out under the
resolutions 23 and 24 this delegation of powers
supersedes the fraction unused of any and all earlier
 delegations to the same effect the present
delegation is given for a 26-month period the
shareholders' meeting delegates all powers by
issuance, by one or more offers governed by article
l.411-2 II of the financial and monetary code, with
cancellation of the shareholders preferred
subscription rights, of shares and securities giving
access to the capital the total amount of capital
increases to be carried out under this delegation of
authority shall not exceed the overall value set
forth in resolution 16 or any later resolution to the
 same effect the nominal amount of debt securities
issued shall not exceed EUR 8,000,000,000.00. this
amount shall count against the overall value set
forth in resolution 20 or against the overall value
set forth in any later resolution to the same effect
the present delegation is given for a 26-month period
 it supersedes the fraction unused of any and all
earlier delegations to the same effect the
shareholders' meeting delegates all powers to the
Board of Directors to take all necessary measures and

PROPOSAL #E.18: Authorize to the Board of Directors                        ISSUER          YES          FOR               FOR
to increase the share capital, without shareholders'
preferential subscription rights, up to EUR
120,000,000.00, i.e. 30,000,000 shares, which
represents 15.40 % of to the board of directors to
take all necessary measures and accomplish all
necessary formalities resolution 25 the shareholders'
 meeting authorizes the Board of Directors to
increase the share capital, on one or more occasions,
 in favour of members of one or few Company savings
plans this delegation is given for a 26-month period
and for a maximum nominal amount that shall not
exceed EUR 23,000,000.00 this delegation of powers
supersedes the fraction of any and all earlier
delegations to the same effect the shareholders
meeting delegates all powers to the Board of
Directors to take all necessary measures and
accomplish all necessary formalities resolution 26
the shareholders' meeting delegates all powers to the
 Board of Directors to increase on one or more
occasions, in france or abroad, the share capital up
to a maximum nominal amount of EUR 23,000,000.00, by
issuance of ordinary shares or securities giving
access to the share capital, in favour of 'foreign
employees of the company and any other related
entities the use of such delegation of authority
shall count against the maximum nominal amount of
capital increase set forth in resolution 25 the
present delegation is given for an 18-month period
the share capital, by way of issuing ordinary shares
or securities giving access to the capital, in
consideration for the contributions in kind granted
to the company and comprised of capital securities or
 securities giving access to share capital the
nominal amount of capital increases carried out under
 this present resolution shall count against the
overall nominal value of EUR 152,000,000.00 set forth
 in resolution 16 related to the share capital
increases without preferential subscription rights,
and against the overall value set forth in resolution
 15 or against the overall value set forth in
resolutions to the same effect the nominal amount of
debt securities issued shall not exceed EUR
8,000,000,000.00.the amount of issues to be carried
out under this present resolution shall count against
 the overall value set forth in resolution 20,
subject to the adoption of this present resolution,
or against the overall value set forth in any later
resolution to the same effect [authorization is
granted for a 26-month period] this delegation of

PROPOSAL #E.19: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
take all necessary measures and accomplish all
necessary formalities resolution 27 the shareholders'
 meeting grants full powers to the bearer of an
original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by law that the Board of
 Directors may decide to increase the number of
securities to be issued in the event of a capital
increase with or without preferential subscription
right of shareholders, within 30 days of the closing
of the subscription period, up to a maximum of 15%
of the initial issue and at the same price the
nominal amount of capital increases decided under the
 present resolution shall count against the overall
amount related to the initial issue and against the
overall ceiling set forth in resolution 15, or
against the ceilings set forth in any later
resolution to the same effect this delegation is

PROPOSAL #E.20: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase on one or more occasions, in France and, or
abroad, the share capital up to a maximum nominal
amount of EUR 8,000,000,000.00,by issuance of bonds
or other similar instruments giving right in a same
issuance to the allocation of debt securities the
present delegation is given for a 26-month period
this delegation of powers supersedes the fraction
unused of any and all earlier delegations to the same

PROPOSAL #E.21: THE SHAREHOLDERS' MEETING GRANTS ALL                       ISSUER          YES          FOR               FOR
POWERS TO THE BOARD OF DIRECTORS TO REDUCE THE SHARE
CAPITAL, ON ONE OR MORE OCCASIONS, BY CANCELLING ALL
OR PART OF THE SHARES HELD BY THE COMPANY IN
CONNECTION WITH THE STOCK REPURCHASE PLANS AUTHORISED
 BY THE SHAREHOLDERS' MEETING PRECEDING OR FOLLOWING
THE PRESENT RESOLUTION, UP TO A MAXIMUM OF 7 PER CENT
 OF THE SHARE CAPITAL OVER A 24-MONTH PERIOD. THIS
DELEGATION OF POWERS SUPERSEDES THE FRACTION UNUSED
OF ANY AND ALL EARLIER DELEGATIONS TO THE SAME
EFFECT.THIS AUTHORISATION IS GIVEN FOR A 26-MONTH
PERIOD. THESHAREHOLDERS' MEETING DELEGATES ALL POWERS
 TO THE BOARD OF DIRECTORS TO TAKE ALL NECESSARY
MEASURES AND ACCOMPLISH ALL NECESSARY FORMALITIES.

PROPOSAL #E.22: Authorize to the Board of Directors                        ISSUER          YES          FOR               FOR
to increase the share capital, in one or more
occasions, to a maximum nominal amount of EUR
100,000,000.00, by way of capitalizing reserves,
profits, premiums or other means, provided that such
capitalization is allowed by law and under the by-
laws, by issuing bonus shares or raising the par
value of existing shares, or by a combination of
these methods the overall value of capital increases
carried out under this present resolution is
independent from any other ceilings related to the
issuance of equity securities and other securities
authorized by the present shareholders meeting, and
from any other ceilings set forth in later
resolutions to the same effect [authorization is
given for a 26-month period] this delegation of
powers supersedes the fraction unused of any and all
earlier delegations to the same effect the
shareholders' meeting delegates all powers to the
Board of Directors to take all necessary measures and

PROPOSAL #E.23: Grant authority to 3% of issued                            ISSUER          YES          FOR               FOR
capital for use in stock option plan

PROPOSAL #E.24: Grant authority to 1% of issued                            ISSUER          YES        AGAINST           AGAINST
capital for use in restricted stock plan

PROPOSAL #E.25: Approve the employee stock purchase                        ISSUER          YES          FOR               FOR
plan

PROPOSAL #E.26: Approve the employee stock purchase                        ISSUER          YES          FOR               FOR
plan for International employees

PROPOSAL #E.27: Grant authority to the filing of                           ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LAGARDERE SCA, PARIS
  TICKER:                N/A             CUSIP:     F5485U100
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: The shareholders meeting, having                            ISSUER          YES          FOR               FOR
considered the reports of the Gerance, Supervisory
Board and the Auditors, approves the Company's
Financial Statements for the YE 31 DEC 2008, as
presented and showing income of EUR 491,335,219.23.
Accordingly, the shareholders' meeting gives
permanent discharge to the Gerance for the
performance of its duty during the said FY

PROPOSAL #O.2: The shareholders meeting, having heard                      ISSUER          YES          FOR               FOR
 the reports of the Gerance, Supervisory Board and
the Auditors, approves the Consolidated financial
statements for the said FY, in the form presented to
the meeting and showing net consolidated profits
group share of EUR 593,000,000.00

PROPOSAL #O.3: The shareholders meeting records                            ISSUER          YES          FOR               FOR
that:- the earnings for the FY are of EUR
491,335,219.23, plus the positive retained earnings
of EUR 749,598,810.17, represent a distributable
income of EUR 1,240,934,029.40; Dividends : EUR
5,933,060.00. The shareholders will receive a net
dividend of EUR 1.30 per share. It will entitle to
the 40 deduction provided by the French Tax Code.
This dividend will be paid as from 07 MAY 2009. As
required by Law, it is reminded that, for the last
three FY, the dividends paid, were as follows: EUR:
1.10 for FY 2005, entitled to the deduction, EUR 1.20
 for FY 2006, entitled to the deduction, EUR 1.30 for
 FY 2007, entitled to the deduction

PROPOSAL #O.4: The shareholders' meeting, after                            ISSUER          YES          FOR               FOR
hearing the special report of the Auditors on
agreements governed by Article L.226-10 of the French
 Commercial Code, approves said report and that no
new agreement was entered into during the last FY

PROPOSAL #O.5: The shareholders' meeting authorizes                        ISSUER          YES          FOR               FOR
the Gerance to buy back the Company's shares on the
open market, subject to the conditions described be
low: maximum purchase price: EUR 60.00, maximum
number of shares to be acquired: 10% of the share
capital, maximum funds invested in the share
buybacks: EUR 500,000,000.00. The number of shares
acquired by the Company with a view to their
retention or their subsequent delivery in payment or
exchange as part of a merger, divestment or capital
contribution cannot exceed 5% of its capital. This
authorization is given for an 18-month period. It
supersedes the authorization granted by the
shareholders' meeting of 27 APR 2007. The
shareholders' meeting delegates all powers to the
Gerance to take all necessary measures and accomplish

PROPOSAL #E.6: The shareholders' meeting authorizes                        ISSUER          YES          FOR               FOR
the Gerance to increase on one or more occasions, in
France or abroad, the share capital, by issuance of
debt securities giving access to debt securities and,
 or to a quota lot of the capital to be issued, of
Companies other than Lagardere Sca. The nominal
amount of debt securities issued shall not exceed EUR
 2,500,000,000.00. The present delegation is given
for a 26-month period, it supersedes the delegation
granted by the shareholders' meeting of 27 APR 2007.
The shareholders' meeting delegates all powers to the
 Gerance to take all necessary measures and
accomplish all necessary formalities

PROPOSAL #E.7: The shareholders' meeting authorizes                        ISSUER          YES          FOR               FOR
the Gerance to increase on one or more occasions, in
France or abroad, the share capital by issuance, with
 the shareholders' preferred subscription rights
maintained, of ordinary shares of the company or any
other securities giving access to the Company's
capital. The maximal nominal amount of capital
increases to be carried out under this delegation of
authority shall not exceed EUR 300,000,000.00 [37.50
% of the capital]. The nominal amount of debt
securities issued shall not exceed EUR
2,500,000,000.00. The present delegation is given for
 a 26-month period. It cancels and supersedes the
delegation granted by the shareholders' meeting of 27
 APR 2007. The shareholders' meeting delegates all
powers to the Gerance Totake all necessary measures
and accomplish all necessary formalities

PROPOSAL #E.8: The shareholders' meeting authorizes                        ISSUER          YES          FOR               FOR
the Gerance to increase on one or more occasions, in
France or abroad, the share capital by issuance of
the company or any other securities giving access to
the Company's capital. The maximal nominal amount of
capital increases to be carried out under this
delegation of authority shall not exceed EUR
200,000,000.00 [25% of the capital] and shall not
exceed EUR 150,000,000.00 [18.75 % of the capital] in
 the event of issuance without priority right. The
nominal amount of debt securities issued shall not
exceed EUR 2,500,000,000.00. The present delegation
is given for a 26-month period. It cancels and
supersedes the delegation granted by the
shareholders' meeting of 27 APR 2007. The
shareholders' meeting delegates all powers to the
Gerance to take all necessary measures and accomplish

PROPOSAL #E.9: The shareholders' meeting authorizes                        ISSUER          YES          FOR               FOR
the Gerance when it notes an excess demand in the
event of an issuance of securities decided by virtue
of the delegations aim of the previous resolutions,
to increase the number of securities to be issued
within 30 days of the closing of the subscription
period, up to a maximum of 15 % of the initial issue
and within the limit of the ceilings foreseen in said
 resolutions and at the same price as the initial

PROPOSAL #E.10: The shareholders' meeting authorizes                       ISSUER          YES        AGAINST           AGAINST
the Gerance: authorizes the Gerance to increase the
share capital, on one or more occasions, by a maximum
 nominal amount of EUR 300,000,000.00 [37.50% of the
capital], by issuance of shares or securities giving
access to the Company's capital, in consideration for
 securities tendered in a public exchange offer or to
 a combined offer concerning the shares of another
quoted company [in accordance with Articles L.225-
129-2, L.228-92 and L.225-148 of the French
Commercial Code]. Authorizes the Gerance to increase
the share capital, on one or more occasions, by a
maximum nominal amount of EUR 80,000,000.00, by
issuance shares and securities giving access to the
Company's capital in consideration for the
contributions in kind granted to the Company and
comprised of capital securities or securities giving
access to share capital of another company [the
Article L.225-148 of the French Commercial code does
not apply] decides to cancel the shareholders'
preferential subscription rights for the said
securities decides that the nominal amount of debts
securities issued shall not exceed EUR
2,500,000,000.00. This delegation is granted for a
26-month period. It supersedes delegation granted by
the shareholders' meeting of 27 APR 2007. The
shareholders' meeting delegates all powers to the
Gerance to take all necessary measures and accomplish

PROPOSAL #E.11: Consequently to the adoption of                            ISSUER          YES          FOR               FOR
Resolutions 7, 8, 9 and 10, the shareholders' meeting
 decides: that the overall nominal amount pertaining
to the capital increases to be carried out with the
use of the authorizations given by the resolutions
mentioned above shall not exceed EUR 300,000,000.00,
i.e. 37.50% of the capital [the premiums not being
included], the nominal maximum amount of the issues
of debt securities to be carried out with the use of
the authorizations given by the resolutions mentioned
 above shall not exceed EUR 2,500,000,000.00

PROPOSAL #E.12: The shareholders' meeting authorizes                       ISSUER          YES          FOR               FOR
the Gerance to increase the share capital, in one or
more occasions, by a maximum nominal amount of EUR
300,000,000.00 [37.50 % of the capital], by way of
capitalizing reserves and, or profits, premiums, by
issuing bonus shares or raising the par value of
existing capital securities, or by a combination of
these methods. This delegation is given for a 26-
month period. It cancels and supersedes the
delegation granted by the shareholders' meeting of 27
 APR 2007. The shareholders' meeting delegates all
powers to the Gerance to take all necessary measures
and accomplish all necessary formalities

PROPOSAL #E.13: The shareholders' meeting authorizes                       ISSUER          YES          FOR               FOR
the Gerance to increase the share capital, on one or
more occasions, at its sole discretion, by issuing
ordinary shares in favor of the employees of the
Group Lagardere who are members of a Company Savings
Plan. This delegation is given for a 38-month period
and for a total number of shares that shall not
exceed 3% of the share capital. It supersedes the
delegation granted by the shareholders' meeting of 27
 APR 2007. The shareholders' meeting decides to
cancel the shareholders' preferential subscription
rights in favor of the beneficiaries mentioned above.
 The shareholders' meeting delegates all powers to
the Gerance to take all necessary measures and
accomplish all necessary formalities

PROPOSAL #E.14: The shareholders' meeting authorizes                       ISSUER          YES        AGAINST           AGAINST
the Gerance to grant, for free, on one or more
occasions, Company's shares, in favor of the
employees and the executive officers of the Company
and related Companies. They may not represent more
than 0.5% of the share capital. The present
delegation is given for a 38-month period. It cancels
 and supersedes the delegation granted by the
shareholders' meeting of 27 APR 2007. The
shareholders' meeting decides to cancel the
shareholders' preferential subscription rights in
favor of the beneficiaries mentioned above. The
shareholders' meeting delegates all powers to the
Gerance to take all necessary measures and accomplish

PROPOSAL #E.15: The shareholders' meeting authorizes                       ISSUER          YES        AGAINST           AGAINST
the Gerance to grant, in one or more transactions, to
 officers and to employees of the Company and related
 Companies, options giving the right either to
subscribe for new shares in the company to be issued
through a share capital increase, or to purchase
existing shares purchased by the Company, it being
provided that the options shall not give rights to a
total number of shares, which shall exceed 1.5% of
the share capital. The present authorization is
granted for a 38-month period. It supersedes the
authorization granted by the shareholders' meeting of
 27 APR 2007. The shareholders' meeting decides to
cancel the shareholders' preferential subscription
rights in favor of the beneficiaries mentioned above.
 The shareholders' meeting delegates all powers to
the Gerance to take all necessary measures and
accomplish all necessary formalities

PROPOSAL #E.16: Consequently to the adoption of                            ISSUER          YES          FOR               FOR
Resolutions 13, 14 and 15, the shareholders' meeting
resolves that the number of shares to be granted,
subscribed and, or purchased each year by the
employees and officers of the Company and related
Companies, shall not exceed 3% of the number of
shares comprising the share capital

PROPOSAL #E.17: The shareholders' meeting authorizes                       ISSUER          YES          FOR               FOR
the Gerance to reduce the share capital, on one or
more occasions, by canceling all or part of the
shares held by the Company in connection with stock
repurchase plans, up to a maximum of 10% of the share
 capital over a 24 month period. This delegation is
given for a 4-year period. It supersedes the
delegation granted by the shareholders' meeting of 10
 MAY 2005. The shareholders' meeting delegates all
powers to the Gerance to take all necessary measures
and accomplish all necessary formalities

PROPOSAL #E.18: The shareholders' meeting grants full                      ISSUER          YES          FOR               FOR
 powers to the bearer of an original, a copy or
extract of the minutes of this meeting to carry out
all filings, publications and other formalities
prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                L'AIR LIQUIDE, PARIS
  TICKER:                N/A             CUSIP:     F01764103
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors and approve the Company's
financial statements for the YE 31 DEC 2008, as
presented showing net income of EUR 695,133,673.00

PROPOSAL #O.2: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors and approve the
consolidated financial statements for the said FY in
the form presented to the meeting

PROPOSAL #O.3: Approve the income for the FY: EUR                          ISSUER          YES          FOR               FOR
695,133,673.00 legal reserve, EUR 10,243,183.00
retained earnings: EUR 298,208,024.00, distributable
income: EUR 983,098,514.00 and the recommendations of
 the Board of Directors and resolves that the
distributable income for the FY be appropriated as
follows: retained earnings: EUR 381,069,942.00,
dividends: EUR 602,028,572.00 and receive a net
dividend of EUR 2.25 per share, and will entitle to
the 40% deduction provided by the French tax code,
this dividend will be paid on 18 MAY 2009 as required
 By Law, it is reminder that, for the last 3 FY's the
 dividends paid, were as follows: ordinary dividend:
EUR 3.85 and EUR 0.38 for the loyalty dividend for FY
 2005, dividends entitled to the 40% deduction
provided by the French Tax code ordinary dividend:
EUR 4.00 and EUR 0.40 for the loyalty dividend for FY
 2006, dividends entitled to the 40% deduction
provided by the French Tax Code ordinary dividend:
EUR 2.25 and EUR 0.22 for the loyalty dividend for FY
 2007, dividends entitled to the 40% deduction
provided by the French Tax Code; A 10% dividend
increase, I.E EUR 0.22 per share of a par value EUR
5.50 is granted to the registered shares existing on
31 DEC 2006 till 18 MAY 2009, this dividends is
entitled to the 40% to deduction provided by the
French Tax code; total amount of the dividend
increase for the 67,969,494 shares registered
existing on 31 DEC 2006 till 31 DEC 2008; EUR

PROPOSAL #O.4: Authorize the Board of Director's to                        ISSUER          YES          FOR               FOR
buy back the Company's shares on the open market,
subject to the conditions described below: maximum
purchase price: EUR 165.00 per share of a par value
of EUR 5.50, maximum number of shares to be acquired:
 10% of the share capital, I.E.26,092,234 shares,
maximum funds invested in the share buybacks: EUR
4,305,218,610.00; [authority expires at the end of
the 18- month period] it supersedes the fraction
unused of the authorization granted by the ordinary
shareholder's meeting of 07 MAY 2008; and to take all
 necessary measures and accomplish all necessary
formalities

PROPOSAL #O.5: Approve the renews the a appointment                        ISSUER          YES        AGAINST           AGAINST
of Mr. Thierry Desmarest as Director for a 4 year

PROPOSAL #O.6: Approve the renews the appointment of                       ISSUER          YES          FOR               FOR
Mr. Alain Joly as Director for a 4 year period

PROPOSAL #O.7: Approve the renews the appointment of                       ISSUER          YES          FOR               FOR
Mr. Thierry Peugeot as Director for a 4 year period

PROPOSAL #O.8: Receive the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreement governed by Article L.225-38 of
 the French Commercial Code, regarding BNP PARIBAS
approves said report and the agreement referred to
therein

PROPOSAL #O.9: Receive the special report of the                           ISSUER          YES        AGAINST           AGAINST
Auditors on agreement governed by Articles L.225-38
and L.225-42-1 of the French Commercial Code
regarding Mr. Benoit Potier approves said report and
the agreement referred to therein

PROPOSAL #O.10: Receive the special report of the                          ISSUER          YES        AGAINST           AGAINST
Auditors on agreement governed by Articles L.225-38
and L.225-42-1 of the French Commercial Code
regarding Mr. Klaus Schmieder approves said report
and the agreement referred to therein

PROPOSAL #O.11: Receive the special report of the                          ISSUER          YES        AGAINST           AGAINST
Auditors on agreement governed by Articles L.225-38
and L.225-42-1 of the French Commercial Code
regarding Mr. Pierre Dufour approves said report and
the agreement referred to therein

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the Share Capital on 1 or more occasions and
at its sole discretion, by canceling all or part of
the shares held by the Company in connection with the
 authorization given by present shareholders and the
ones dated 07 MAY 2008 and 09 MAY 2007, up to a
maximum of 10 % of the Share Capital over a 24 month
period; [authority expires at the end of the 24-month
 period] it superseded the authorization granted by
the EGM of 07 MAY 2008 in its resolution number 14,
and to take all necessary formal and accomplish all
the formalities

PROPOSAL #E.13: Authorize the Board of Directors in 1                      ISSUER          YES        AGAINST           AGAINST
 or more issues, with the issuance of subscription
warrants in the event of a public exchange offer,
allocated free of charge to the Company's
shareholders, Consequently, to increase the capital
by a maximum nominal value of EUR 717,600,000.00, to
take all necessary measures and accomplish all
necessary formalities, [authority expires at the end
of the 18-month period] and supersedes the one
granted by the EGM of 07 MAY 2008 in its resolution

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase on 1 or m ore occasions, in France or
Abroad, the share capital up to maximum nominal
amount of EUR 350,000,000.00 by issuance, with the
shareholder's preferred subscription rights
maintained of shares or securities given access to
the capital, [authority given for a 26-month period],
 it cancels and replaces all earlier authorization to
 the same effect, including that granted by the
shareholder's meeting of 07 MAY 2008 in its
resolution number 16, to take all necessary measures
and accomplish all necessary formalities

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increases the number of securities to be issued in
the event of a capital increase with shareholders
preferential subscription rights maintained, at the
same price as the initial issue, within 30 days of
the closing of the subscription period and upto a
maximum of 15% the initial issue, this amount shall
count against the overall ceiling set forth in
resolution number 14; [authority granted for a 26-

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on 1 or more occasions,
in favour of members of a Company or group savings
plan, [authority given for a 26- month period] and
for a nominal amount that shall not exceed EUR
30,250,000.00, I.E. a maximum of 5,500,000 shares ,
the amount of the capital increases carried out
accordingly with the present resolution and the
resolution number 17 shall not exceed EUR
30,250,000.00 the amount of the capital increase
shall count against the overall value set forth in
resolution number 14, to cancel the shareholders
preferential subscription rights in favour of the
beneficiaries above mentioned, to take all necessary
measures and accomplish all necessary formalities
this delegation supersedes the fraction unused of the
 one granted by the EGM 07 MAY 2008 in its resolution
 number 19

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase on one or more occasions, in France or
Abroad, the share capital up to a maximum nominal
amount of EUR 30,250,000.00, by issuance, of ordinary
 shares, securities in favour of a category of
beneficiaries, this amount shall count against the
overall value set forth in resolution number 14;
[authority has given for an 18 month period], it
supersedes the fraction unused of the delegation
granted by EGM of 07 MAY 2008 in its resolution
number 20 to take all necessary measures and
accomplish all necessary formalities

PROPOSAL #O.18: Grant authority to the bearer of an                        ISSUER          YES          FOR               FOR
original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed By Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LANCO INFRATECH LTD
  TICKER:                N/A             CUSIP:     Y5144P103
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet of                       ISSUER          YES          FOR               FOR
the Company as on 31 MAR 2008 and the profit and loss
 account for the YE on that date along with the
Directors' report and the Auditors' report thereon

PROPOSAL #2.: Re-appoint Mr. L. Madhusudhan Rao as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. L. Sridhar as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Dr. P. Kotaiah as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. P. Abraham as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint Price Waterhouse, Chartered                          ISSUER          YES          FOR               FOR
Accountants, as the Auditors of the Company from the
conclusion of this AGM until the conclusion of the
next AGM at remuneration as may be decided by the
Board of Directors of the Company

PROPOSAL #7.: Approve, pursuant to the Sections 198,                       ISSUER          YES          FOR               FOR
310, 311 and other applicable provisions of the
Companies Act, 1956 and the Schedule XIII annexed to
the Companies Act, 1956, the increase in the
remuneration payable to Mr. L. Madhusudhan Rao,
Executive Chairman with effect from 01 APR 2008 as
specified

PROPOSAL #8.: Approve, pursuant to the Sections 198,                       ISSUER          YES          FOR               FOR
310, 311 and other applicable provisions of the
Companies Act, 1956 and the Schedule XIII annexed to
the Companies Act, 1956, the increase in the
remuneration payable to Mr. G. Bhaskara Rao,
Executive Vice-Chairman with effect from 01 APR 2008

PROPOSAL #9.: Approve, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
the Sections 198, 310, 311 and other applicable
provisions of the Companies Act, 1956 and the
Schedule XIII annexed to the Companies Act, 1956, the
 increase in remuneration payable to Mr. G. Venkatesh
 Babu, Managing Director with effect from 01 APR 2008
 as specified

PROPOSAL #10.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 the Sections 198, 310, 311 and other applicable
provisions of the Companies Act, 1956 read with the
Schedule XIII annexed to the Companies Act, 1956, the
 increase in the remuneration payable to Mr. D.V.
Rao, Joint Managing Director with effect from 01 APR
2008 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LANCO INFRATECH LTD
  TICKER:                N/A             CUSIP:     Y5144P103
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 94 and other applicable provisions of the
Companies Act, 1956, the authorized share capital of
the Company be increased from INR 250,00,00,000
divided into 25,00,00,000 equity shares of INR 10
each to INR 500,00,00,000 divided into 50,00,00,000
equity shares of INR 10 each by creation of an
additional 25,00,00,000 equity shares of INR 10 each
ranking pari passu with the existing share capital;
that the existing Clause V of the Memorandum of
Association of the Company be altered to read as
specified: V the authorized share capital of the
Company is INR 500,00,00,000 divided into
50,00,00,000 equity shares of INR 10 each; the
Company shall have the power to increase or reduce
the share capital to issue any shares with special
rights or privileges as to voting, dividends,
repayment of capital or otherwise or to subject the
same to any restriction, limitations and conditions
and to vary, modify or abrogate any such right,
privileges, restrictions or conditions; the rights of
 the holders of any class of shares for the time
being forming part of the capital of the Company may
be modified; affected, varied, extended or surrendered

PROPOSAL #S.2: Approve pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 31 and other applicable provisions of the
Companies Act, 1956, the existing Article 5 of
Articles of Association of the Company be altered to
read as specified: the authorized share capital of
the Company is INR 500,00,00,000 divided into
50,00,00,000 equity shares of INR 10 each

PROPOSAL #S.3: Approve, pursuant to the provisions of                      ISSUER          YES        AGAINST           AGAINST
 Section 81(1A) and other applicable provisions, if
any, of the Companies Act,1956 [including any
amendments thereto or re-enactment thereof] [the Act]
 and all other applicable laws and regulations
including the Foreign Exchange Management Act, 1999,
the Foreign Exchange Management [transfer or issue of
 security by a person resident outside India]
regulations, 2000, any statutory modification(s) or
re-enactment thereof, for the time being in force and
 such other statutes, notifications, clarifications,
circulars, rules and regulations as may be applicable
 and relevant, as amended from time to time, if any,
issued by the Government of India [the GOI], the
Securities and Exchange Board of India [the SERI],
the Reserve Bank of India [the RBI], Company with the
 stock exchanges where the shares of the Company are
listed, and any other applicable laws, rules such
approvals, consents, permissions and sanctions, if
any, of the GOI, RBI, SEBI, Stock Exchanges and any
other relevant statutory, governmental authorities or
 departments, institutions or bodies [the Concerned
Authorities] in permissions as may be necessary or
which may be agreed to by the Board of Directors of
the Company [hereinafter referred to as the Board,
which term shall include any committee constituted by
 the Board or any person(s) authorized by the Board
to exercise the powers conferred on the Board by this
 Resolution], the consent of the Company be and is
hereby accorded to the Board to create, issue, offer
and allot [including with provisions for reservation
on firm and/or competitive basis, of such part of
issue and for such categories of persons including
employees of the Company as may be permitted], equity
 shares and/or equity shares through depository
receipts including American Depository Receipts,
Global Depository Receipts and/or Convertible Bonds,
Convertible Debentures, fully or partly, and/or other
 securities convertible into Equity Shares at the
option of the Company and/or the holder(s) of such
securities, and/or securities linked to equity shares
 and/or securities with or without detachable/non-
detachable warrants and/or warrants with a right
exercisable by the warrant-holder to subscribe for
equity shares and/or any instruments or securities
representing either equity shares, secured premium
notes, and/or any other financial instruments which
would be converted into/ exchanged with equity shares
 at a later date [the Securities] as the Board at its
 sole discretion or in consultation with
underwriters, merchant bankers, financial advisors or
 legal advisors may at any time decide, by way of one
 or more public, follow-on, preferential issues or
private offerings in domestic and/or one or more
international market(s), with or without a green shoe
 option, or private placement or issued/allotted
through Qualified Institutions Placement in
accordance with the Guidelines for Qualified
Institutions Placement prescribed under Chapter XIII-
A of the SEBI [Disclosure and Investor Protection]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LAND AND HOUSE PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y5172C198
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of the                        ISSUER          YES          FOR               FOR
AGM of shareholders No. 1/2551

PROPOSAL #2.: Acknowledge the report on the Company's                      ISSUER          YES          FOR               FOR
 operating results in respect for the YE 31 DEC 2008

PROPOSAL #3.: Approve the balance sheet and the                            ISSUER          YES          FOR               FOR
profit and loss statements for the YE 31 DEC 2008

PROPOSAL #4.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
profits, distribution of dividends and legal reserve
for the year 2008

PROPOSAL #5.1: Appoint Mr. Anant Asavabhokhin as a                         ISSUER          YES          FOR               FOR
Director replacing who retired by rotation

PROPOSAL #5.2: Appoint Mr. Payong Sakdejyong as a                          ISSUER          YES          FOR               FOR
Director replacing who retired by rotation

PROPOSAL #5.3: Appoint Mr. Chalerm Kietitanabumroong                       ISSUER          YES          FOR               FOR
as a Director replacing who retired by rotation

PROPOSAL #5.4: Appoint Mr. Adirom Thananum-narapool                        ISSUER          YES          FOR               FOR
as a Director replacing who retired by rotation

PROPOSAL #5.5: Appoint Mr. Naporn Sunthornchitcharoen                      ISSUER          YES          FOR               FOR
 as a Director replacing who retired by rotation

PROPOSAL #5.6: Appoint Mr. Adisak Atirartkul as a                          ISSUER          YES          FOR               FOR
Director replacing who retired by rotation

PROPOSAL #5.7: Appoint Mr. Pratip Wongnirund as a                          ISSUER          YES          FOR               FOR
Director replacing who retired by rotation

PROPOSAL #5.8: Appoint Mr. Pakhawat                                        ISSUER          YES          FOR               FOR
Kovithvathanaphong as a Director replacing who

PROPOSAL #5.9: Appoint Dr. Siri Ganjarerndee as a                          ISSUER          YES          FOR               FOR
Director replacing who retired by rotation

PROPOSAL #5.10: Appoint Dr. Seek Ngee Huat as a                            ISSUER          YES          FOR               FOR
Director replacing who retired by rotation

PROPOSAL #5.11: Appoint Mr. Lin Swe Guan as a                              ISSUER          YES          FOR               FOR
Director replacing who retired by rotation

PROPOSAL #6.: Approve the remuneration to Directors                        ISSUER          YES          FOR               FOR
for year 2009

PROPOSAL #7.: Appoint the Auditors and fix their                           ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #8.: Approve the issuance and offering for                        ISSUER          YES          FOR               FOR
sale of debenture with total value of up to 10
billion BAHT

PROPOSAL #9.: Any other business [if any]                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LAND SECURITIES GROUP PLC  R.E.I.T, LONDON
  TICKER:                N/A             CUSIP:     G5375M118
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and financial                             ISSUER          YES          FOR               FOR
statements for the YE 31 MAR 2008, together with the
report of the Auditors

PROPOSAL #2.: Approve the interim dividend paid in                         ISSUER          YES          FOR               FOR
the year and grant authority for the payment of a
final dividend for the year of 16p per share

PROPOSAL #3.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 MAR 2008

PROPOSAL #4.: Re-elect Sir. Christopher Bland as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-elect Mr. Rick Haythornthwaite as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Mr. Kevin O'Byrne as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. David Rough as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Alison Carnwath as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.: Re-elect Mr. Ian Ellis as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-elect Mr. Richard Akers as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #11.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company for the ensuing year

PROPOSAL #12.: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #13.: Authorize the Directors, in accordance                      ISSUER          YES          FOR               FOR
 with Section 80 of the Companies Act 1985, to allot
relevant securities [Section 80(2) of the Act] up to
an aggregate nominal amount of GBP 12,906,770.40;
[Authority expires at the conclusion of the next AGM
of the Company]; and the Directors may allot relevant
 securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to
 such expiry

PROPOSAL #S.14: Authorize the Directors, pursuant to                       ISSUER          YES          FOR               FOR
Section 95 of the Companies Act 1985, to allot equity
 securities [Section 94(2) of the Act] for cash
pursuant to the authority conferred by Resolution 13
and/or where such allotment constitutes an allotment
of equity securities by virtue of Section 94(3A) of
the said Act, disapplying the statutory pre-emption
rights [Section 89(1)], provided that this power is
limited to the allotment of equity securities: i) in
connection with a right issue, open offer or other
offer of securities in favour of the holders of the
ordinary shares; ii) up to an aggregate nominal
amount of GBP 2,354,661; [Authority expires at the
conclusion of the next AGM of the Company]; and the
Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.15: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 own ordinary shares in accordance with Section 166
of the Companies Act 1985 by way of market purchase
[Section 163(3) of the Companies Act 1985] of up
47,093,229 Ordinary Shares of 10p, at a minimum price
 of 10p and up to 105% of the average middle market
quotations for such shares derived from the London
Stock Exchange Daily Official List, over the previous
 5 business days; [Authority expires at the
conclusion of the AGM of the Company in 2009 ]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

PROPOSAL #S.16: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company, as specified

PROPOSAL #17.: Authorize the Company, in accordance                        ISSUER          YES          FOR               FOR
with Section 366 and 367 of the Companies Act 2006
[the Act],in aggregate to: [i] make political
donations to political parties and/or independent
election candidates not exceeding GBP 20,000 in
total; [ii] make political donations to political
Organizations other than political parties not
exceeding GBP 20,000 in total; and [iii] incur
political expenditure not exceeding GBP 20,000 in
total [Authority expires at the conclusion of the AGM
 of the Company in 2008]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LAND SECURITIES GROUP PLC  R.E.I.T, LONDON
  TICKER:                N/A             CUSIP:     G5375M118
  MEETING DATE:          3/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase in authorized                            ISSUER          YES          FOR               FOR
ordinary share capital from GBP 99,771,305.12 to GBP
139,771,305 authorize issue of equity or equity-
linked securities with pre-emptive rights up to
aggregate nominal amount of GBP 52,886,571.50

PROPOSAL #S.2: Grant authority, subject to the                             ISSUER          YES          FOR               FOR
passing of Resolution 1, to issue of equity or
Equity-Linked Securities without pre-emptive rights
up to aggregate nominal amount of GBP 3,809,541

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LANXESS AG
  TICKER:                N/A             CUSIP:     D5032B102
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements, the Group annual report, and the reports
 pursuant to Sections 289(4) and 315(4) of the German
 Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distribution profit of EUR 96,931,798.36 as follows:
payment of a dividend of EUR 0.50 per no-par share
EUR 55,330,463.36 shall be carried forward ex-
dividend and payable date: 08 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #6.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the Board of Managing Directors shall be
authorized to acquire shares of the Company of up to
10% of its share capital, at prices not deviating
more than 10% from the market price of the shares, on
 or before 05 NOV 2010, the Board of Managing
Directors shall be authorized to dispose of the
shares in a manner other than the Stock Exchange or
an offer to all shareholders if the shares are sold
at a price not materially below the market price of
the shares, to use the shares for acquisition
purposes, to retire the shares, and to the use the
shares for the fulfillment of conversion or option

PROPOSAL #7.: Resolution on the revocation the                             ISSUER          NO           N/A               N/A
existing authorized capital I and authorized capital
II, the creation of new authorized capital, and the
correspondent amendment to the Art of Association the
 existing authorized capital I of up to EUR
36,517,096 and the existing authorized capital II of
up to EUR 5,793,239 shall be revoked, the Board of
Managing Directors shall be authorized, with the
consent of the Supervisory Board, to increase the
share capital by up to EUR 16,640,534 through the
issue of new bearer no-par shares against
contributions in cash and/or kind, on or before 06
MAY 2014, shareholders' subscription rights may be
excluded for residual amounts, for the granting of
such rights to holders of Bonds or profit
participation rights, for a capital increase against
payment in kind, and for a capital increase against
cash payment of up to 10% of the share capital if the
 shares are issued at a price not materially below

PROPOSAL #8.: Amendment to Section of 8(1) of the Art                      ISSUER          NO           N/A               N/A
 of Association in respect of the Supervisory Board
comprising 12 Members of which 6 are appointed by the
 shareholders' meeting and 6 by the employees
pursuant to the provisions of the participation Act

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LARGAN PRECISION CO LTD
  TICKER:                N/A             CUSIP:     Y52144105
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The establishment for the rules of the                      ISSUER          NO           N/A               N/A
 Board Meeting

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profits distribution:                      ISSUER          YES          FOR               FOR
 TWD 10 par shares, proposed stock dividend: 20 per
for 1,000 shares held

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings

PROPOSAL #B.4: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans, endorsement and guarantee

PROPOSAL #B.6: Approve the joint-venture in People's                       ISSUER          YES          FOR               FOR
Republic of China

PROPOSAL #B.7: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.8: Others issues and extraordinary motions                     ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LARSEN & TOUBRO LTD
  TICKER:                N/A             CUSIP:     Y5217N159
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, pursuant to the provisions of Section
293[1][a] and other applicable provisions, if any, of
 the Companies Act, 1956, and the Memorandum and
Articles of Association of the Company, and subject
to other permissions and approvals as may be
required, to transfer, sell and/or dispose of the
Medical Equipment & System [MED] Business Unit of the
 Company to its subsidiary Company or to any other
entity as may be approved by the Board of Directors
[including any Committee thereof], as a going concern
 or otherwise at such price and on such terms and
conditions as may be decided by the Board of
Directors with the power to the Board of Directors to
 finalize and execute necessary documents including
agreements, deeds of assignment/conveyance and other
documents and to do all such other acts, deeds,
matters and things as may be deemed necessary and
expedient in their discretion for completion of
transfer/sale of the said undertaking; and to
delegate all or any of the powers herein conferred in

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LARSEN & TOUBRO LTD
  TICKER:                N/A             CUSIP:     Y5217N159
  MEETING DATE:          8/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the balance sheet as                       ISSUER          YES          FOR               FOR
at 31 MAR 2008, the profit & loss account for the YE
on that date, the reports of the Board of Directors
and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. J.P. Nayak as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Y.M. Deosthalee as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. M.M. Chitale as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint Mr. N. Mohan Raj, as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Mr. K. Venkataramanan as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #8.: Appoint Mr. S. Rajgopal as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #9.: Appoint Mr. A.K. Jain as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve, pursuant to Section 269 and                        ISSUER          YES          FOR               FOR
other applicable provisions, if any, of the Companies
 Act 1956, read with the Schedule XIII of the said
Act, the re-appointment of Mr. A.M. Naik as the
Chairman & Managing Director of the Company with
effect from 13 APR 2009 to 31 SEP 2012 on
remuneration fixed by the Board, from time to time,
within the limits fixed by the Members

PROPOSAL #11.: Approve, pursuant to Section 269 and                        ISSUER          YES          FOR               FOR
other applicable provisions, if any, of the Companies
 Act 1956, read with the Schedule XIII of the said
Act, the re-appointment of Mr. J.P. Nayak as the
Whole-time Director of the Company with effect from
13 NOV 2008 to 31 MAR 2008 on remuneration fixed by
the Board, from time to time, within the limits fixed
 by the Members

PROPOSAL #12.: Approve, pursuant to Section 269 and                        ISSUER          YES          FOR               FOR
other applicable provisions, if any, of the Companies
 Act, 1956 read with the Schedule XIII of the said
Act, the re-appointment of Mr. K. Venkataramanan as
the Whole-time Director of the Company with effect
from 28 MAY 2009 to 30 JUN 2012 on remuneration as
fixed by the Board from time to time within the
limits fixed by the Members

PROPOSAL #13.: Approve, pursuant to Section 269 and                        ISSUER          YES          FOR               FOR
other applicable provisions, if any, of the Companies
 Act 1956 read with the Schedule XIII of the said
Act, the re-appointment of Mr. K.V. Rangaswami as the
 Whole-time Director of the Company with effect from
08 FEB 2009 to 30 JUN 2011 on remuneration as fixed
by the Board from time to time within the limits
fixed by the Members

PROPOSAL #14.: Approve, pursuant to Section 269 and                        ISSUER          YES          FOR               FOR
other applicable provisions, if any, of the Companies
 Act 1956 read with the Schedule XIII of the said
Act, the re-appointment of Mr. V.K. Magapu as a
Whole-time Director of the Company with effect from
06 JUL 2009 to 30 SEP 2012 on remuneration as fixed
by the Board from time to time within the limits
fixed by the Members

PROPOSAL #15.: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [the Board, which term shall be deemed to
 include any Committee thereof], that in accordance
with the applicable provisions of the Companies Act,
1956, or any amendment or re-enactment thereof and
Article 153 of the Articles of Association of the
Company and subject to the guidelines issued by the
Securities and Exchange Board of India [SEBI] in this
 behalf and subject to such approvals, consents,
permissions and sanctions as may be necessary from
appropriate authorities, consent, for capitalization
of a sum not exceeding INR 61,44,47,064 from the
securities premium account, general reserves or any
other permitted reserves/ surplus of the Company for
the purpose of issue of bonus shares of INR 2 each,
credited as fully paid-up to the holders of the
equity shares of the Company whose names shall appear
 on the register of Members on the record date
determined by the Board or a Committee thereof for
the purpose, in the proportion of 1 bonus share of
INR 2 for every 1 fully paid-up equity share of INR 2
 held by them and that the bonus shares so
distributed shall, for all purposes, be treated as an
 increase in the paid up capital of the Company held
by each such Member, and not as income; approve the
stock options [whether vested, unvested or yet to be
granted] under the Employee Stock Option Schemes be
suitably adjusted; that the bonus shares so allotted
shall rank pari passu in all respects with the fully
paid-up equity shares of the Company as existing on
the record date, save and except that they shall not
be entitled to any dividend for the FYE 31 MAR 2008
and any other dividend that may be declared before
the Record date; that the bonus shares so allotted
shall always be subject to the terms and conditions
contained in the Memorandum and Articles of
Association of the Company; that no letter of
allotment shall be issued in respect of the bonus
shares and in the case of Members who hold shares or
opt to receive the shares in dematerialized form, the
 bonus shares shall be credited to the respective
beneficiary accounts of the Members with their
respective Depository Participants and in the case of
 Members who hold equity shares in certificate form,
the share certificates in respect of the bonus shares
 shall be despatched, within such time as prescribed
by Law and the relevant authorities; that the issue
and allotment of the bonus shares to Non-Resident
Members, Foreign Institutional Investors (FIIs) &
other foreign investors, be subject to the approval
of the Reserve Bank of India, as may be necessary;
and authorize the Board to take necessary steps for
listing of such shares on the Stock Exchanges where
the securities of the Company are listed as per the
provisions of the Listing Agreements with the
concerned Stock Exchanges and other applicable
guidelines, rules and regulations; to do all such
acts, deeds, matters and things and to give such
directions as may be necessary or expedient, and to
settle any question, difficulty or doubt that may

PROPOSAL #S.16: Authorize the Board, in accordance                         ISSUER          YES        AGAINST           AGAINST
with the provisions of Section 81(lA) and other
applicable provisions, if any, of the Companies Act,
1956, Foreign Exchange Management Act, 1999,
Securities and Exchange Board of India [Disclosure
and Investor Protection] Guidelines, 2000 [SEBI
Guidelines], Listing Agreements entered into by the
Company with the Stock Exchange where the Securities
of the Company are listed, enabling provisions in the
 Memorandum and Articles of Association, of the
Company as also provisions of any other applicable
laws, rules and regulations [including any amendments
 thereto or re-enactments thereof for the time being
in force] and subject to such approvals, consents,
permissions and sanctions of the securities and
Exchange Board of India [SEBI], Government of India
[GOI], Reserve Bank of India [RBI] and an other
appropriate and/concerned authorities, or bodies and
subject to such conditions and modifications, as may
be prescribed. by any of them in granting such
approvals, conserve, permissions and sanctions which
may be agreed to by the Board of Directors of the
Company [the Board which term shall be deemed to
include any Committee which the Board may have
constituted or hereafter constitute for the time
being exercising the powers conferred on the Board by
 this resolution], to offer, issue and allot, by way
of Qualified Institutions Placement [QIP], to
Qualified Institutional Buyers [QIBs] in terms of
Chapter XIII-A of the SEBI Guidelines, whether or not
 such Investors are Members of the Company, through
one or more placements of equity shares/fully
convertible debentures/partly convertible debentures
or any securities other than warrants which are
convertible into or exchangeable with equity shares
at a later date [herein referred to as Securities]
not exceeding USD 600 mn or INR 2400 crore, if higher
 [including green shoe option], as the Board may
determine in accordance with the SEBI Guidelines and
where necessary in consultation with the lead
Managers, Underwriters, Merchant Bankers, Guarantors,
 Financial and/or Legal Advisors, Rating Agencies/
Advisors, Depositories, Custodians, Principal Paying/
 Transfer/Conversion agents, Listing agents,
Registrars, Trustees, Printers, Auditors, Stabilizing
 agents and all other Agencies/Advisors; that the QIP
 issue shall be completed within 12 months from the
date of this AGM, and the equity shares so issued
shall rank pari passu with the existing equity shares
 of the Company in all respects to be offered and
allotted to the QIBs shall be in dematerialized form;
 for the purpose of giving effect to any offer, issue
 or allotment of Securities, to do all such acts,
deeds, matters and things as it may, in absolute
discretion, deem necessary or desirable for such
purpose, including without limitation, the
determination of the terms thereof, for entering into
 arrangements for managing, underwriting, marketing,
listing and trading, to issue placement documents and
 to sign all deeds, documents and writings and to pay

PROPOSAL #S.17: Re-appoint M/s. Sharp & Tannan,                            ISSUER          YES          FOR               FOR
Chartered Accountants, as the Auditors of the Company
 including all its branch offices, to hold the office
 until the conclusion of the next AGM at a
remuneration of INR 68,00,000 exclusive of service
tax, travelling and other out of pocket expenses

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LAWSON,INC.
  TICKER:                N/A             CUSIP:     J3871L103
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Change Description                       ISSUER          YES          FOR               FOR
of Business Lines, Approve Minor Revisions Related to
 Dematerialization of Shares and the other Updated
Laws and Regulaions

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEE & MAN PAPER MFG LTD
  TICKER:                N/A             CUSIP:     G5427W122
  MEETING DATE:          9/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the reports of the Directors and the
Auditors of the Company for the YE 31 MAR 2008

PROPOSAL #2.i: Declare a final dividend for the YE 31                      ISSUER          YES          FOR               FOR
 MAR 2008

PROPOSAL #2.ii: Re-elect Professor Poon Chung Kwong                        ISSUER          YES        AGAINST           AGAINST
as a Non-Executive Director of the Company

PROPOSAL #2.iii: Re-elect Ms. Law Kar Shui Elizabeth                       ISSUER          YES        AGAINST           AGAINST
as an Independent Non-Executive Director of the

PROPOSAL #2.iv: Re-elect Mr. Peter A. Davies as an                         ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company

PROPOSAL #2.v: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to renew the Director's service contract
for Mr. Li King Wai Ross, an Executive Director of
the Company, and to fix the remuneration of all
Directors of the Company who are newly elected or re-
elected at the AGM provided that the total amount
[excluding bonuses in favor of Executive Directors]
shall not exceed the amount of HKD 12,000,000 for the
 YE 31 MAR 2009, the bonuses in favour of the
Executive Directors shall be decided by the majority
of the Board of Directors of the Company provided
that the total amount of bonus payable to all the
Directors in respect of any one FY shall not exceed
10% of the consolidated profit after taxation of the
Group for the relevant year

PROPOSAL #2.vi: Re-appoint Messrs. Deloitte Touche                         ISSUER          YES          FOR               FOR
Tohmatsu as the Auditors for the ensuing year and
authorize the Board of Directors to fix their
remuneration

PROPOSAL #3.i: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to allot, issue and deal with additional
shares in the capital of the Company and to make or
grant offers, agreements and options during and after
 the relevant period, shall not exceed 20% of the
aggregate nominal amount of the issued share capital
of the Company, otherwise than pursuant to a rights
issue; or the exercise of subscription rights under
the share option scheme of the Company adopted on 11
SEP 2003; and [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable law to

PROPOSAL #3.ii: Authorize the Board of Directors of                        ISSUER          YES          FOR               FOR
the Company to purchase its own shares during the
relevant period, subject to and in accordance with
all applicable laws and the requirements of the Rules
 Governing the Listing of Securities on the Stock
Exchange, not exceeding 10% of the aggregate nominal
amount of the issued share capital; and [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
to be held by any other applicable law of the Cayman
Islands or the Articles of Association of the Company]

PROPOSAL #3.iii: Approve, conditional upon the                             ISSUER          YES        AGAINST           AGAINST
passing of Resolution 3(ii) above being passed, the
aggregate nominal amount of the number of shares in
the capital of the Company which are repurchased by
the Company pursuant to Resolution 3(ii), be added to
 the aggregate nominal amount of the share capital of
 the Company that may be allotted or agreed by the
Board of Directors of the Company pursuant to
Resolution 3(i) above

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEE & MAN PAPER MFG LTD
  TICKER:                N/A             CUSIP:     G5427W122
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the grant to Mr. Lee Man Chun                        ISSUER          YES          FOR               FOR
Raymond of the share options under the Share Option
Scheme of the Company adopted on 11 SEP 2003 [the
Share Option Scheme] to subscribe for 30,000,000
ordinary shares of HKD 0.10 each [the Shares] at the
subscription price of HKD 7.488 per Share, as

PROPOSAL #2.: Approve the grant to Mr. Lee Man Bun of                      ISSUER          YES          FOR               FOR
 the share options under the Share Option Scheme to
subscribe for 20,000,000 shares at the subscription
price of HKD 7.488 per share, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEGAL & GEN GROUP PLC
  TICKER:                N/A             CUSIP:     G54404127
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Report and Accounts for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of 2.05p per                        ISSUER          YES          FOR               FOR
ordinary share

PROPOSAL #3.: Re-elect Mr. A W Palmer                                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Sir. Rob Margetts                                   ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. M. J. Gregory                                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #7.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors remuneration

PROPOSAL #8.: Approve the Directors report on                              ISSUER          YES          FOR               FOR
Remuneration as specified on pages 58 to 69 of the
Report and Accounts

PROPOSAL #9.: Approve to renew the authority of the                        ISSUER          YES          FOR               FOR
Directors to allot unissued shares

PROPOSAL #S.10: Approve to renew the authority of the                      ISSUER          YES          FOR               FOR
 Directors to issue shares for cash

PROPOSAL #S.11: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases of its shares

PROPOSAL #S.12: Approve the notice of general meeting                      ISSUER          YES          FOR               FOR

PROPOSAL #13.: Approve the rules of the new SAYE plan                      ISSUER          YES          FOR               FOR

PROPOSAL #14.: Approve the rules of the new CSOP Plan                      ISSUER          YES          FOR               FOR

PROPOSAL #15.: Approve the rules of the new ESP Plan                       ISSUER          YES          FOR               FOR

PROPOSAL #16.: Authorize the Company to make                               ISSUER          YES          FOR               FOR
political donations

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEGRAND SA, LIGUEIL
  TICKER:                N/A             CUSIP:     F56196185
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE 31 DEC 2008

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Approve the agreements referred to in                       ISSUER          YES          FOR               FOR
the Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Approve the commitments referred to in                      ISSUER          YES          FOR               FOR
 the Article L.225-42-1 of the Commercial Code

PROPOSAL #O.6: Approve the Share Repurchase Program                        ISSUER          YES          FOR               FOR

PROPOSAL #E.7: Grant authority for the cancellation                        ISSUER          YES          FOR               FOR
of shares repurchased under the Share Repurchase

PROPOSAL #E.8: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide the issue of shares or securities giving
access to capital or the allocation of debt
securities, with maintenance of preferential

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
decide the issue of shares or securities giving
access to capital or the allocation of debt
securities, with cancellation of preferential

PROPOSAL #E.10.: Approve the possibility to increase                       ISSUER          YES        AGAINST           AGAINST
the amount of emissions in case of excess demand

PROPOSAL #E.11: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to determine the manner fixed by the general
assembly, the issue price in case of emission without
 preferential subscription rights, shares or
securities giving access to capital

PROPOSAL #E.12: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to decide an increase by Incorporation of
reserves, profits, premiums or others which
capitalization would be accepted

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
decide the issue of shares or securities giving
access to capital for the benefit of Savings Plans
Members of the Company or Group

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
proceed with the issue of shares or securities giving
 access to shares for remunerates contributions in
kind made to the Company

PROPOSAL #E.15: Approve the general ceiling of powers                      ISSUER          YES          FOR               FOR
 delegated resulting from the eighth, ninth, tenth,
eleventh, thirteenth and fourteenth resolutions

PROPOSAL #O.16: Appoint the Board Member                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #O.17: Powers for formalities                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEIGHTON HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Q55190104
  MEETING DATE:          11/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and                             ISSUER          YES          FOR               FOR
reports of the Directors and the Auditor for the YE

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

PROPOSAL #3.1: Re-elect Mr. D.S. Adamsas as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Clause 18 of the Company's Constitution

PROPOSAL #3.2: Elect Dr. B. Lohr as a Director, in                         ISSUER          YES          FOR               FOR
accordance with Clause 17.2 of the Company's
Constitution, to holds office until the conclusion of
 this meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEND LEASE CORP LTD
  TICKER:                N/A             CUSIP:     Q55368114
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Re-elect Mr. Peter Goldmark as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Rule 6.1(f) of the Constitution

PROPOSAL #1.B: Re-elect Mr. David Ryan as a Director                       ISSUER          YES        AGAINST           AGAINST
of the Company, who retires in accordance with Rule
6.1(f) of the Constitution

PROPOSAL #1.C: Re-elect Mr. Mark Selway as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with Rule
6.1(e) of the Constitution

PROPOSAL #2.: Adopt the remuneration report as                             ISSUER          YES          FOR               FOR
specified

PROPOSAL #3.: Approve that, the maximum aggregate                          ISSUER          YES          FOR               FOR
fees which may be paid to Directors under Rule 6.3(a)
 of the Constitution in any year be increased from
AUD 1,700,000 to AUD 2,500,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LENOVO GROUP LTD
  TICKER:                N/A             CUSIP:     Y5257Y107
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts for the YE                      ISSUER          YES          FOR               FOR
 31 MAR 2008 together with the reports of the
Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend for the issued                      ISSUER          YES          FOR               FOR
 ordinary shares for the YE 31 MAR 2008

PROPOSAL #3.A: Re-elect Dr. Tian Suning as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.B: Re-elect Professor Woo Chia-Wei as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Ting Lee Sen as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.D: Re-elect Mr. Liu Chuanzhi as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.E: Re-elect Mr. Zhu Linan as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.F: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix Directors' fees

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Board of Directors of
the Company to fix the Auditors' remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 pursuant to Section 57B of the Companies Ordinance,
to allot, issue and deal with additional ordinary
shares in the share capital of the Company and to
make or grant offers, agreements and options
[including warrants, bonds, notes, debentures and
other securities which carry rights to subscribe for
or are convertible into ordinary shares] during and
after the relevant period, not exceeding 20% of the
aggregate nominal amount of the issued ordinary share
 capital of the Company otherwise than pursuant to:
i) a rights issue ii) an issue of shares upon the
exercise of options granted under any share option
scheme or similar arrangement for the time being
adopted for the grant or issue of shares or rights to
 acquire shares in the Company; or iii) an issue of
shares as scrip dividends pursuant to the Articles of
 Association of the Company from time to time; or iv)
 any issue of shares in the Company upon the exercise
 of subscription or conversion rights under the terms
 of any existing warrants of the Company or any
existing securities of the Company which carry rights
 to subscribe for or are convertible into shares of
the Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required to be held by the Companies
Ordinance or the Articles of Association of the
Company to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares of the Company during the
relevant period, on the Stock Exchange of Hong Kong
Limited [the Stock Exchange] or any other stock
exchange on which the shares of the Company may be
listed and recognized by the Securities and Futures
Commission and the Stock Exchange for such purposes,
subject to and in accordance with all applicable Laws
 and the requirements of the rules governing the
Listing of Securities on the Stock Exchange or of any
 other stock exchange as amended from time to time,
not exceeding 10% of the aggregate nominal amount of
the issued voting ordinary share capital of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required to be held by the Companies
Ordinance or the Articles of Association of the

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 5 and 6, the general mandate granted
to the Directors of the Company to allot, issue and
deal with the shares pursuant to Resolution 5 as
specified, by addition to the aggregate nominal value
 of the share capital which may be allotted and
issued or agreed conditionally or unconditionally to
be allotted and issued by the Directors of the
Company pursuant to such general mandate of an amount
 representing the aggregate nominal value of the
issued voting ordinary shares capital of the Company
repurchased by the Company pursuant to the mandate to
 repurchase shares of the Company as pursuant to
Resolution 6 as specified, provided that such amount
does not exceed 10% of the aggregate nominal amount
of the issued share capital of the Company at the
date of passing this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEOPALACE21 CORPORATION
  TICKER:                N/A             CUSIP:     J38781100
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Accrued Benefits                          ISSUER          YES          FOR               FOR
associated with Abolition of Retirement Benefit
System for Current Directors

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #6.: Approval for Issuance of Stock Options                       ISSUER          YES          FOR               FOR
to Directors

PROPOSAL #7.: Approval for Issuance of Stock Options                       ISSUER          YES          FOR               FOR
to Employees, etc.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LEWIS GROUP LIMITED, CAPE TOWN
  TICKER:                N/A             CUSIP:     S460FN109
  MEETING DATE:          8/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the audited annual financial                        ISSUER          YES          FOR               FOR
statements of the Company and its subsidiaries for
the YE 31 MAR 2008

PROPOSAL #O.2.1: Re-elect Mr. Hilton Saven as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.2.2: Re-elect Mr. Alan James Smart as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.3: Approve and ratify the remuneration of                      ISSUER          YES          FOR               FOR
 the Directors for the YE 31 MAR 2008 as reflected in
 note 17 to the financial statements, accompanying
the notice of AGM

PROPOSAL #O.4: Approve the fees of the Directors for                       ISSUER          YES          FOR               FOR
the year to 31 MAR 2009, as specified

PROPOSAL #O.5: Appoint PricewaterhouseCoopers Inc as                       ISSUER          YES          FOR               FOR
the Auditors of the Company for the ensuing year

PROPOSAL #S.1: Authorize the Company or any of its                         ISSUER          YES          FOR               FOR
subsidiaries, as a general approval contemplated in
Section 85 and 89 of the Companies Act [Act No. 61 of
 1973], as amended, [the Companies Act], to acquire
from time to time the issued shares of the Company,
upon such terms and conditions and in such amounts as
 the Directors of the Company may from time to time
determine, but subject to the Articles of Association
 of the Company and the provisions of the Companies
Act and if an for so long as, the shares of the
Company are listed on the JSE, subject also to the
JSE Listing Requirements as presently constituted and
 which may be amended from time to time; any such
acquisition of shares shall be affected through the
order book operated by the JSE trading system and
done without any prior understanding or arrangement
between the Company and the counterparty [reported
trades are prohibited] or other manner approved by
the JSE; not exceeding in aggregate 20% [or 10%] of
the Company's issued share capital in any 1 FY, at a
price of not more than 10% above the weighted average
 market price of such shares over the previous 5
business days; [Authority expires the earlier of the
next AGM or 15 months]; a paid press announcement
will be published when the Company and/or its
subsidiaries has/have acquired shares constituting,
on a cumulative basis, 3% of the number of the shares
 of the class of shares repurchased in issue at the
time of granting of this general authority and each
time the Company acquires a further 3% of such shares
 thereafter; in the case of a derivative [as
contemplated in the Listing Requirements of the JSE]
the price of the derivative shall be subject to the
limits as set out in Section 5.84(a) of the Listing

PROPOSAL #O.6: Authorize each and every Director of                        ISSUER          YES          FOR               FOR
the Company to do all such things and sign all such
documents as may be necessary for or incidental to
the implementation of the resolutions passed at this
meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LG CHEM LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y52758102
  MEETING DATE:          1/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the spin-off                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LG CHEM LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y52758102
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LG CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y52755108
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR
[expected dividend per share: KRW 750 per ordinary
shares, KRW 800 per preferred shares]

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES        AGAINST           AGAINST
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LG DACOM CORPORATION, SEOUL
  TICKER:                N/A             CUSIP:     Y5252V108
  MEETING DATE:          3/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Approve the change of severance payment                      ISSUER          YES        AGAINST           AGAINST
 for the Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LG DISPLAY CO LTD
  TICKER:                N/A             CUSIP:     Y5255T100
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #3.: Approve the remuneration limit for                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Approve to change the severance payment                      ISSUER          YES        AGAINST           AGAINST
 for Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LG ELECTRONICS INC NEW
  TICKER:                N/A             CUSIP:     Y5275H177
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Directors: Outside Directors                       ISSUER          YES          FOR               FOR
- 2 persons [Messrs. Kim, Sang Hee, Lee, Kyu Min]

PROPOSAL #4.: Elect the Audit Committee Member as                          ISSUER          YES          FOR               FOR
Outside Directors - 2 persons [Messrs. Kim, Sang Hee,
 Hong, Sung Won]

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #6.: Approve the change of Severance Payment                      ISSUER          YES        AGAINST           AGAINST
 for Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LG HOUSEHOLD & HEALTH CARE LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y5275R100
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement:                             ISSUER          YES          FOR               FOR
expected dividend amount: KRW 2,000 Per ordinary
share, KRW 2,050 per preferred share

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR
regarding stock option, meeting notice, cancellation
of shares and interim dividends

PROPOSAL #3.: Elect Mr. Lee Gyuil as an Inside                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.: Approve the total remuneration of the                        ISSUER          YES          FOR               FOR
Inside Directors and the Outside Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LG TELECOM LTD
  TICKER:                N/A             CUSIP:     Y5276R125
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements:                            ISSUER          YES          FOR               FOR
Excepted Cash Dividend: KRW 200 per shares

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES          FOR               FOR
Article of Incorporation

PROPOSAL #3.: Elect 2 outside Directors                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect 2 Auditor Committee Members                            ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6.: Approve the amendment to retirement                          ISSUER          YES          FOR               FOR
benefit plan for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LI & FUNG LTD
  TICKER:                N/A             CUSIP:     G5485F144
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Audited                                ISSUER          YES          FOR               FOR
Consolidated Accounts and reports of the Directors
and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of 33 HK cents                      ISSUER          YES          FOR               FOR
 per share in respect of the YE 31 DEC 2008

PROPOSAL #3.a: Re-elect Professor Franklin Warren                          ISSUER          YES          FOR               FOR
McFarlan as a Director

PROPOSAL #3.b: Re-elect Mr. Spencer Theodore Fung as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.c: Re-elect Mr. Martin Tang Yue Nien as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.: Approve the remuneration of all the                          ISSUER          YES          FOR               FOR
Directors [including the Non-executive Directors] and
 the Chairman of the Board of Directors shall be
fixed at HKD 80,000 and HKD 200,000 respectively for
the YE 31 DEC 2009 and each subsequent financial year
 until the Company in general meeting otherwise
determines; and additional remuneration shall be
payable to the Non-executive Directors who serve on
the Board committees of the Company and such
remuneration be fixed at the levels as shown in the
following table for the YE 31 DEC 2009 and each
subsequent FY until the Company in general meeting
otherwise determines: Audit Committee: Chairman HKD
140,000 Member HKD 60,000 Compensation Committee:
Chairman HKD 80,000 Member HKD 30,000 Nomination
Committee: Chairman HKD 80,000 Member HKD 30,000

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and to authorize the Board of Directors
to fix their remuneration

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
during the relevant period of all the powers of the
Company to purchase shares of the Company be
generally and unconditionally approved; approve the
aggregate nominal amount of shares which may be
purchased on The Stock Exchange of Hong Kong Limited
or any other stock exchange recognized for this
purpose by the Securities and Futures Commission of
Hong Kong and The Stock Exchange of Hong Kong Limited
 under the Hong Kong Code on share repurchases shall
not exceed 10% of the aggregate nominal amount of the
 share capital of the Company in issue on the date of
 this resolution, and the said approval shall be
limited accordingly; [Authority expires earlier at
the conclusion of the next AGM of of the Company is
required by the Companies Act 1981 of Bermuda [as

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
during the relevant period of all the powers of the
Company to allot, issue and deal with additional
shares in the capital of the Company and to make or
grant offers, agreements and options which might
require the exercise of such powers be generally and
unconditionally approved; authorize the Directors of
the Company during the relevant period to make or
grant offers, agreements and options which might
require the exercise of such powers after the end of
the relevant period; approve the aggregate nominal
amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors of the Company, otherwise than pursuant to
(i) a Rights Issue; (ii) the exercise of options
granted under any share option scheme adopted by the
Company or (iii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares of
the Company in accordance with the Bye-laws of the
Company, shall not exceed the aggregate of (aa) 20%
of the aggregate of the nominal amount of the share
capital of the Company in issue on the date of this
resolution, provided that the aggregate nominal
amount of the share capital so allotted [or so agreed
 conditionally or unconditionally to be allotted]
pursuant to this resolution solely for cash and
unrelated to any asset acquisition shall not exceed
10% of the aggregate of nominal amount of the share
capital of the Company in issue on the date of
passing this resolution, plus (bb) [if the Directors
of the Company are so authorized by a separate
ordinary resolution of the shareholders of the
Company] the nominal amount of share capital of the
Company repurchased by the Company subsequent to the
passing of this resolution [up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue on the date
 of this resolution], and the said approval shall be
limited accordingly; [Authority expires earlier at
the conclusion of the Company is required by the
Companies Act 1981 of Bermuda [as amended] to be held]

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to exercise the powers of the Company set out as
Resolution 7 in the notice of this meeting in respect
 of the share capital of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LI NING CO LTD
  TICKER:                N/A             CUSIP:     G5496K124
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements and the reports of the Directors and the
Auditors of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a.1: Re-elect Mr. Zhang Zhi Yong as an                         ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #3.a.2: Re-elect Mr. Chong Yik Kay as an                          ISSUER          YES        AGAINST           AGAINST
Executive Director

PROPOSAL #3.a.3: Re-elect Mr. Lim Meng Ann as a Non-                       ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #3.a.4: Re-elect Ms. Wang Ya Fei as an                            ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #3.b: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers,                           ISSUER          YES          FOR               FOR
Certified Public Accountants, as the Auditor of the
Company and authorize the Board of the Directors of
the Company to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares in
the Company and to make or grant offers, agreements
and options or warrants which would or might require
the exercise of such powers during and after the
relevant period, not exceeding 20% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of the passing of this
resolution and the said mandate shall be limited
accordingly otherwise than pursuant to: i) a rights
issue [as specified]; or ii) any option scheme or
similar arrangement for the time being adopted by the
 Company for the purpose of granting or issuing
shares or rights to acquire shares of the Company to
the Directors, Officers and/or employees of the
Company and/or any of its subsidiaries; or iii) any
scrip dividend or similar arrangement pursuant to the
 Articles of Association of the Company from time to
time; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Company's Articles of
 Association or any applicable law to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
during the relevant period [as specified] to
repurchase or otherwise acquire shares of HKD 0.10
each in the capital of the Company in accordance with
 all applicable laws and the requirements of the Rule
 Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited, not exceeding 10% of
the aggregate nominal amount of the share capital of
the Company in issue as at the date of the passing of
 this resolution; [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Company's Articles of
 Association or any applicable law to be held]

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of the Resolutions 5 and 6, to add the aggregate
nominal amount of the shares which are repurchased or
 otherwise acquired by the Company pursuant to
Resolution 6 to the aggregate nominal amount of the
shares which may be issued pursuant to Resolution 5

PROPOSAL #8.: Amend the Share Option Scheme adopted                        ISSUER          YES        AGAINST           AGAINST
by the Company on 05 JUN 2004, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIANHUA SUPERMARKET HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y5279F102
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company [the Board] for the YE 31
DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the consolidated audited                             ISSUER          YES          FOR               FOR
financial statements of the Company and the report of
 the international Auditors for the YE 31 DEC 2008

PROPOSAL #4.: Approve the profit distribution                              ISSUER          YES          FOR               FOR
proposal of the Company and the relevant declaration
and payable of a final dividend of RMB 0.15 per share
 [inclusive of tax] of the Company for the YE 31 DEC
2008

PROPOSAL #5.: Re-appoint Shanghai Certified Public                         ISSUER          YES          FOR               FOR
Accountants as the Company's PRC Auditors and
PricewaterhouseCoopers as the Company's International
 Auditors for the period from the conclusion of the
AGM of the Company for the year 2008 to the
conclusion of the AGM of the Company for the year
2009 and authorize the Board to fix their respective

PROPOSAL #6.: Authorize the Board to determine,                            ISSUER          YES          FOR               FOR
declare and pay the interim dividend of the Company
for the 6 months ended 30 JUN 2009 provided that the
aggregate amount of which shall not exceed 30% of the
 net profit [after taxation] of the Company for the
same period

PROPOSAL #7.I: Appoint Mr. Ma Xinsheng as a Non-                           ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #7.II: Appoint Mr. Xu Bo as a Non-Executive                       ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #8.: Appoint Mr. Chen Jianjun as a                                ISSUER          YES          FOR               FOR
Supervisor of the Company

PROPOSAL #9.: Re-appoint Shanghai Certified Public                         ISSUER          YES        AGAINST           AGAINST
Accountants as the Company's PRC Auditors and appoint
 Deloitte Touche Tohmatsu as the Company's
International Auditors from the conclusion of the AGM
 of the Company for the year 2008 to the conclusion
of the AGM of the Company for the year 2009 and
authorize the Board to fix their respective

PROPOSAL #10.: Other matters                                               ISSUER          YES        AGAINST           AGAINST

PROPOSAL #S.1: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 [the Directors] an unconditional general mandate to
issue, allot and deal with additional overseas listed
 foreign shares in the capital of the Company with a
Renminbi-denominated par value of RMB 1.00 each which
 shares are subscribed for and traded in Hong Kong
Dollars [H Shares] and to make or grant offers,
agreements and options in respect thereof, subject to
 the conditions: such mandate shall not extend beyond
 the relevant period, the aggregate nominal amount of
 shares allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to
an option or otherwise] by the Board otherwise than
pursuant to i) a rights issue; ii) the exercise of
rights of subscription or conversion under the terms
of any warrants issued by the Company, or any
securities which are convertible into ordinary shares
 of the Company; and iii) any option scheme or
similar arrangement for the time being adopted for
the grant or issue to officers and/or employees of
the Company and/or any of its subsidiaries of shares
or rights to acquire shares of the Company, shall not
 exceed the aggregate of 20% of the aggregate nominal
 amount of the H Shares in issue at the date of
passing of this Resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM or any applicable law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIANHUA SUPERMARKET HOLDINGS CO LTD
  TICKER:                N/A             CUSIP:     Y5279F102
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company [the 'Board'] to adopt a new remuneration
policy [Note 1] for the Executive Directors and
Supervisors [who is/are entitled to receive
remuneration from the Company] of the Company
commencing from 01 JAN 2008 to the expiration of the
term of the third session of the Board: and within
the aforesaid scope of the new remuneration policy,
to determine the remuneration and incentive policy
and bonus distribution proportion to the Executive
Directors and Supervisors [who is/are entitled to
receive remuneration from the Company] of the Company
 based on the business performance of the Company for
 each year

PROPOSAL #2.: Other matters                                                ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIBERTY GROUP LTD
  TICKER:                N/A             CUSIP:     S44330116
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the scheme of arrangement [the                       ISSUER          YES          FOR               FOR
Scheme] in terms of Section 311 of the Companies Act,
 No. 61 of 1973, as amended [the Companies Act],
between the Liberty Group Limited [Liberty], a
registered long-term insurer, and the shareholders of
 Liberty [Liberty shareholders]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIBERTY HOLDINGS LTD
  TICKER:                N/A             CUSIP:     S44440105
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Grant authority to issue ordinary share                      ISSUER          YES          FOR               FOR
 capital

PROPOSAL #2.: Approve the acquisition of the                               ISSUER          YES          FOR               FOR
remaining shares in Liberty and the issue of shares
in the Company

PROPOSAL #3.: Approve the issue of shares in terms of                      ISSUER          YES          FOR               FOR
 the Liberty Equity Growth Scheme

PROPOSAL #4.1: Appoint Mr. H.I. Appelbaum as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.2: Appoint Mr. A.W.B. Band as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint Mr. J.B. Hemphill as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint Professor. L. Patel as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.5: Appoint Mr. T.D.A. Ross as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint Dr. S.P. Sibisi as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint Mr. R.G. Tomlinson as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.8: Appoint Ms. B.S. Tshabalala as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.9: Appoint Ms. P.G. Wharton Hood as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Grant authority for the distribution of                      ISSUER          YES          FOR               FOR
 capital

PROPOSAL #6.: Approve the allotment and issue of                           ISSUER          YES          FOR               FOR
shares for consideration other than cash

PROPOSAL #7.: Grant authority to issue ordinary                            ISSUER          YES          FOR               FOR
shares for cash

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIBERTY INTERNATIONAL PLC R.E.I.T., LONDON
  TICKER:                N/A             CUSIP:     G8995Y108
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to borrow money, to mortgage or charge all or any of
the Company's undertaking, property [present and
future] and uncalled capital, to issue debentures and
 other securities and to give security either
outright or as collateral security for any debt,
liability or obligation of the Company or of any
third party, and exercising all voting and other
rights or powers of control exercisable by the
Company in relation to its subsidiaries, in each case
 as though the borrowing limit set out in Article
115.2 of the Articles of Association of the Company
did not apply for the period commencing on the
passing of this resolution and ending at the
conclusion of the AGM of the Company to be held in
2011 and as though the limit thereafter was 2 times
adjusted capital and reserves [as specified in the
Articles of Association of the Company]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIBERTY INTERNATIONAL PLC R.E.I.T., LONDON
  TICKER:                N/A             CUSIP:     G8995Y108
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital of the Company from GBP 250,000,000
divided into 500,000,000 ordinary shares of 50 pence
each to GBP 450,000,000, divided into 900,000,000
ordinary shares of 50 pence each by the creation of
400,000,000 ordinary shares of 50 pence each forming
a single class with the existing ordinary shares of
50 pence each in the Company; grant authority to
allot relevant securities under section 80 of the
Companies Act 1985 pursuant to Article 12.2 of the
Company's Articles of Association, for the prescribed
 period ending of the date of the AGM of the Company
held on 2009 or 18 JUL 2009, the earlier, be varied
by increasing the section 80 amount [as defined in
the Company's Articles of Association] from GBP
45,259,084 to GBP 156,500,000; authorize the
Directors, without prejudice to authority, allot
equity securities [as defined in section 94(2) of the
 1985 Act] wholly for cash or otherwise pursuant to
the authority referred to in this resolution in the
connection with the Firm Placing [ as specified]; up
to an aggregate nominal amount of GBP 52,419,530.50
as if section 89(1) of the 1985 Act to the extent
applicable did not apply to any such allotment; such
power to expire at the conclusion of the AGM of the
Company to be held in 2009 or 18 JUL 2009 is earlier,
 but the Company may make offers and enter into
agreements during this period which would or might
require equity securities to be allotted after the
power ends and the Directors may allot equity
securities under any such offer or agreement as the
power had not ended; the issue price of 310 pence per
 ordinary share of 50 pence each in the Company to be
 issued under the capital raising [as defined in the
circular] approve the purpose of Listing rule
9.5.10(3)(a) of the financial services Authority's

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIFESTYLE INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G54856128
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the form and substance of the                        ISSUER          YES          FOR               FOR
subscription agreement proposed to be entered into by
 EganaGoldpfeil [Holdings] Limited ['Egana'], Horizon
 Asset Holdings Ltd, [the 'Bond Issuer'], Win Promise
 Limited [the 'Equity Subscriber'], Treasure Focus
Ltd. [the 'Bond Subscriber'] and Lifestyle
International Holdings Limited ['Lifestyle'] [the
'Subscription Agreement'] in relation to, among other
 matters, the subscription by the Equity Subscriber
of 4,342,642,652 shares of Egana and the subscription
 by the Bond Subscriber of convertible bonds to be
issued by the Bond Issuer, the principal terms of
which are set out in the circular of Lifestyle to its
 shareholders dated 30 JUN 2008 [as specified]; and
authorize the Directors of Lifestyle ['Lifestyle
Directors'] or a duly Committee of the Board of
Lifestyle Directors to do all such acts and things
[including, without limitation, signing, executing
[under hand or under seal], perfecting and delivery
of all agreements, documents and instruments] which
are in their opinion necessary, appropriate,
desirable or expedient to implement or to give effect
 to the terms of the Subscription Agreement and all
transactions contemplated thereunder and all other
matters incidental thereto or in connection therewith
 and to agree to and make such variation, amendment
and waiver of any of the matters relating thereto or
in connection therewith that are, in the opinion of
the Lifestyle Directors, not material to the terms of
 the Subscription Agreement and all transactions
contemplated thereunder and are in the interests of
Lifestyle

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIFESTYLE INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G54856128
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to cancel the outstanding                            ISSUER          YES        AGAINST           AGAINST
options to subscribe for shares of the Company of HKD
 0.005 each which have been granted to the employees
of the Company and its subsidiaries [other than Mr.
Lau Luen-hung, Thomas] on 31 AUG 2007 pursuant to the
 share option scheme of the Company adopted on 27 MAR
 2004 but not exercised as at the date of the passing
 of this resolution, and authorize the Directors of
the Company to do all such acts, execute all such
documents and deeds as they in their absolute
discretion consider necessary, desirable or expedient
 to give effect to the foregoing

PROPOSAL #2.: Approve, the cancellation of the                             ISSUER          YES        AGAINST           AGAINST
outstanding option to subscribe for shares of the
Company of HKD 0.005 each [each a Share] which have
been granted to Mr. Lau Luen-hung, Thomas [Mr. Thomas
 Lau] on 31 AUG 2007 pursuant to the share option
scheme of the Company adopted on 27 MAR 2004 [the
Share Option Scheme] but not exercised as at the date
 of the passing of this resolution [the 2007 Director
 Option], and the grant of a new option pursuant to
the Share Option Scheme which will entitle Mr. Thomas
 Lau to subscribe for such number of Shares
equivalent to the number of Shares subject to the
2007 Director Option in replacement of the 2007
Director Option [the New Director Option] [as
specified] and authorize the Directors of the Company
 to do all such acts, execute all such documents and
deeds as they in their absolute discretion consider
necessary, desirable or expedient to give effect to

PROPOSAL #3.: Approve and adopt, conditional upon the                      ISSUER          YES        AGAINST           AGAINST
 Listing Committee of The Stock Exchange of Hong Kong
 Limited granting the approval of the listing of, and
 permission to deal in, the shares in the capital of
the Company [each a Share] which may fall to be
issued by the Company pursuant to a new share option
scheme of the Company [as specified] [the New Share
Option Scheme], and with effect from the date of the
New Share Option Scheme becoming unconditional, the
existing share option scheme of the Company adopted
on 27 MAR 2004 be terminated therefrom and authorize
the Directors of the Company to allot and issue
Shares pursuant to the exercise of any options which
may fall to be granted under the New Share Option
Scheme and to take such steps and do all such acts,
execute all such documents and deeds as they in their
 absolute discretion consider necessary, desirable or
 expedient to give effect to the New Share Option

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LIFESTYLE INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     G54856128
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
consolidated financial statements of the Company and
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Approve the final dividend for the YE                        ISSUER          YES          FOR               FOR
31 DEC 2008

PROPOSAL #3.1: Re-elect Mr. Doo Wai-Hoi William as an                      ISSUER          YES          FOR               FOR
 Executive Director

PROPOSAL #3.2: Re-elect Mr. Lau Luen-Hung Joseph as a                      ISSUER          YES          FOR               FOR
 Non-Executive Director

PROPOSAL #3.3: Re-elect Mr. Hui Chiu-Chung Stephen as                      ISSUER          YES          FOR               FOR
 an Independent Non-Executive Director

PROPOSAL #3.4: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditors and authorize the Board of
Directors to fix their remuneration

PROPOSAL #5.a: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase issued shares of the Company of HKD
0.005 each on The Stock Exchange of Hong Kong Limited
 [the Stock Exchange ] or on any other stock exchange
 on which the shares of the Company may be listed and
 recognized by the Securities and Futures Commission
and the Stock Exchange for this purpose, subject to
and in accordance with all applicable laws and
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange as amended from time
 to time [the Listing Rules] during the relevant
period; the aggregate nominal amount of the shares of
 the Company to be repurchased by the Directors of
the Company pursuant to the approval in this
resolution shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of passing of this resolution,
and the said approval shall be limited accordingly;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by any applicable laws or the Articles of
the Company to be held]

PROPOSAL #5.b: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and otherwise deal with additional
ordinary shares of the Company and to make or grant
offers, agreements, options and rights of exchange or
 conversion which might require the exercise of such
powers, subject to and in accordance with all
applicable laws; during the relevant period, shall
note exceed 20% of the aggregate nominal amount of
the share capital of the Company, otherwise than
pursuant to i) a Rights Issue; or ii) the exercise of
 any options granted under the share option scheme or
 similar arrangement for the time being adopted or to
 be adopted for the grant or issue of options to
subscribe for, or rights to acquire shares of the
Company approved by the Stock Exchange; or iii) any
scrip dividend or similar arrangement providing for
the allotment of shares in lieu of the whole or part
of a dividend on shares of the Company in accordance
with the Articles of the Company; Rights Issue means
the allotment, issue or grant of shares open for a
period fixed by the Directors to holders of the
shares or any class of shares thereof on the register
 of members on a fixed record date in proportion to
their then holdings of such shares [subject to such
exclusions or other arrangements as the Directors of
the Company may deem necessary or expedient in
relation to fractional entitlements or having regard
to any restrictions or obligations under the laws of
any relevant jurisdiction, or the requirements of any
 recognized regulatory body or any stock exchange in,
 any territory applicable to the Company]

PROPOSAL #5.c: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolutions 5A and 5B, to the general mandate
granted to the Directors of the Company pursuant to
Resolution 5B by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company as stated in Resolution
5A above provided that such amount shall not exceed
10% of the aggregate nominal amount of the issued
share capital of the Company as at the date of
passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LINDE AG
  TICKER:                N/A             CUSIP:     D50348107
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
statutory reports for fiscal 2008

PROPOSAL #2.: Approve the allocation of Income and                         ISSUER          NO           N/A               N/A
Dividends of EUR 1.80 per Share

PROPOSAL #3.: Approve the acts of the Executive Board                      ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approve the acts of the Supervisory                          ISSUER          NO           N/A               N/A
Board
PROPOSAL #5.: Ratify KPMG AG as the Auditors for                           ISSUER          NO           N/A               N/A
Fiscal 2009

PROPOSAL #6.: Grant authority, to acquire and                              ISSUER          NO           N/A               N/A
appropriate treasury shares under revocation of the
existing authorization to acquire treasury shares

PROPOSAL #7.: Approve that, revocation of the                              ISSUER          NO           N/A               N/A
authorization to issue convertible and option bonds
and revocation of the conditional capital pursuant to
 number 3.9 of the Articles of Association

PROPOSAL #8.: Amend the Articles 14.4 of the Articles                      ISSUER          NO           N/A               N/A
 of Association for adjustment to ARUG

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LINTEC CORPORATION
  TICKER:                N/A             CUSIP:     J13776109
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Approve Renewal and Extension of Anti-                        ISSUER          YES        AGAINST           AGAINST
Takeover Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LION CORPORATION
  TICKER:                N/A             CUSIP:     J38933107
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES        AGAINST           AGAINST
Revisions Related to the Updated Laws and Regulaions,
 Make Resolutions Related to Anti-Takeover Defense
Measures

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Approve Adoption of Anti-Takeover                             ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LION NATHAN LTD
  TICKER:                N/A             CUSIP:     Q5585K109
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report, the Directors' report and the Auditor's
report [for the Company and its controlled entities]
for the FYE 30 SEP 2008

PROPOSAL #2.: Adopt the remuneration report [for the                       ISSUER          YES          FOR               FOR
Company and its controlled entities] for the FYE 30
SEP 2008

PROPOSAL #3.A: Re-elect Mr. Andrew Maxwell Reeves as                       ISSUER          YES          FOR               FOR
an Executive Director of the Company, who retires by
rotation in accordance with Article 10.3 of the
Constitution

PROPOSAL #3.B: Re-elect Mr. Gavin Ronald Walker as a                       ISSUER          YES          FOR               FOR
Non-Executive Director of the Company, who retires by
 rotation in accordance with Article 10.3 of the
Constitution

PROPOSAL #3.C: Re-elect Ms. Barbara Kay Ward as a                          ISSUER          YES          FOR               FOR
Non-Executive Director of the Company, who retires by
 rotation in accordance with Article 10.3 of the
Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LITE-ON IT CORP
  TICKER:                N/A             CUSIP:     Y5319C101
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business reports                                   ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports reviewed by                        ISSUER          NO           N/A               N/A
the Supervisors

PROPOSAL #A.3: The status of treasury stock buyback                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Ratify the 2008 financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Ratify 2008 earnings distribution                           ISSUER          YES          FOR               FOR
proposal [proposed cash dividend: TWD1.05/shares]

PROPOSAL #B.3: Approve the capital by issuing new                          ISSUER          YES          FOR               FOR
shares from earnings and Employee's bonus [proposed
stock dividend: 5 shares / 1000shares]

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
loan to other parties, endorsements and guarantees

PROPOSAL #B.5: Elect Mr. Weng-chi sung as a                                ISSUER          YES        AGAINST           AGAINST
Independent Director, Shareholder No.: 78264

PROPOSAL #B.6: Approve to release the Directors from                       ISSUER          YES          FOR               FOR
non-competition duties

PROPOSAL #B.7: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LITE-ON TECHNOLOGY CORP
  TICKER:                N/A             CUSIP:     Y5313K109
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the examination of year 2008                      ISSUER          NO           N/A               N/A
 audited financial reports and operation report

PROPOSAL #A.3: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.4 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings and staff bonus; proposed
stock dividend: 5 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.6: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LLOYDS BANKING GROUP PLC, EDINBURGH
  TICKER:                N/A             CUSIP:     G5542W106
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report
PROPOSAL #3.a: Elect Ms. C.J. McCall as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.b: Elect Mr. T.T. Ryan Jr. as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.c: Elect Mr. M.A. Scicluna as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.d: Elect Mr. T.J.W. Tookey as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.e: Elect Mr. Anthony Watson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.a: Re-elect Sir Victor Blank as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #4.b: Re-elect Mr. A.G. Kane as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.c: Re-elect Lord Leitch as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint the Auditors                                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Grant authority to set the remuneration                      ISSUER          YES          FOR               FOR
 of the Auditors

PROPOSAL #7.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital

PROPOSAL #8.: Authorize the Directors to allot shares                      ISSUER          YES          FOR               FOR

PROPOSAL #S.9: Authorize the Directors to issue                            ISSUER          YES          FOR               FOR
shares for cash

PROPOSAL #S.10: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 ordinary shares

PROPOSAL #S.11: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 preference shares

PROPOSAL #S.12: Amend the Articles of Association                          ISSUER          YES          FOR               FOR

PROPOSAL #S.13: Approve the notice period for general                      ISSUER          YES          FOR               FOR
 meetings

PROPOSAL #S.14: Grant authority relating to political                      ISSUER          YES          FOR               FOR
 donations or expenditure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LLOYDS BANKING GROUP PLC, EDINBURGH
  TICKER:                N/A             CUSIP:     G5542W106
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company and Authorize the
Directors to allot shares to be issued pursuant to
the placing and Compensatory Open offer

PROPOSAL #2.: Approve a general increase in the                            ISSUER          YES          FOR               FOR
authorized share capital of the Company and generally
 authorize the Directors to allot new shares

PROPOSAL #3.: Approve the placing and compensatory                         ISSUER          YES          FOR               FOR
open offer and HMT preference share redemption as a
related party transaction, pursuant to the Listing
Rules

PROPOSAL #4.: Grant authority for the Rule 9 waiver                        ISSUER          YES          FOR               FOR
granted by the Panel in relation to the acquisition
of shares by HM Treasury

PROPOSAL #S.5: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
shares for cash on a non preemptive basis pursuant to
 the placing and compensatory open offer

PROPOSAL #S.6: Approve to provide the Directors with                       ISSUER          YES          FOR               FOR
a general authority to allot shares for cash on a non
 preemptive basis

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LLOYDS TSB GROUP PLC, EDINBURGH
  TICKER:                N/A             CUSIP:     G5542W106
  MEETING DATE:          11/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition by the Company                       ISSUER          YES          FOR               FOR
[or one or more of its subsidiaries] of HBOS plc
[HBOS] [the Acquisition] to be effected pursuant to a
 scheme of arrangement [the scheme] under sections
895 to 899 of the Companies Act 2006 [the Act] or
takeover offer [the Offer] made by or on behalf of
the Company, substantially on the terms and subject
to the conditions, as specified, outlining the
Acquisition and authorize the Directors of the
Company [or any duly constituted committee thereof]
[the Board], to take all such steps as the Board
considers to be necessary or desirable in connection
with, and to implement, the acquisition [including in
 respect of options granted in relation to HBOS
securities] and to agree such modifications,
variations, revisions, waivers, extensions or
amendments to any of the terms and conditions of the
Acquisition, and/or to any documents relating
thereto, as they may in their absolute discretion

PROPOSAL #2.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon the Acquisition becoming unconditional [save for
 any conditions relating to: i) the delivery of the
order of the Court of Sessions in Edinburgh
confirming the reduction of capital in HBOS to the
Registrar of Companies in Scotland [the Court
Sanction]; ii) the admission of the ordinary shares
of 25 pence each in the Company to be issued pursuant
 to the Acquisition becoming effective in accordance
with the Listing Rules, or as appropriate, the UK
Listing Authority and the London Stock Exchange
agreeing to admit such shares to the Official List
and to trading on the main market of the London Stock
 Exchange respectively [Admission]], that the waiver
granted by the Panel on Takeovers and Mergers on the
Commissioners of Her Majesty's Treasury or their
nominees [HM Treasury] to make a general offer to
ordinary shareholders for all of the issued ordinary
shares in the capital of the Company held by them as
a result of the issue to HM Treasury of up to
7,123,501,749 ordinary shares in the Company pursuant
 to the Placing and Open Offer Agreement [as
specified], and the following completion of the
Acquisition, representing a maximum of 43.5% of the

PROPOSAL #3.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon 1) the Acquisition becoming unconditional [save
for any conditions relating to the Court Sanction,
Registration or Admission] and 2) the placing and
open offer agreement entered into among the Company,
Citigroup Global Markets Limited, Citigroup Global
Markets U.K. Equity Limited, Merrill Lynch
International, UBS Limited and HM Treasury and
effective as of 13 OCT 2008 [the Placing and Open
Offer Agreement] [as specified] not having been
terminated in accordance with its terms before the
delivery of the order of the Court of Session in
Edinburgh sanctioning the Scheme: to increase the
authorized share capital of the Company from an
aggregate of GBP 1,791,250,000, USD 40,000,000, EUR
40,000,000 and CNY 1,250,000,000 to GBP
5,675,477,055, USD 40,000,000, EUR 1,250,000,000 by
the creation of 14,911,908,221 new ordinary shares of
 25 pence each, such shares forming one class with
the then existing ordinary shares and having attached
 thereto the respective rights and privileges and
being subject to the limitations and restrictions set
 out in the Company's Articles of Association [the
Articles] and the creation of 625,000,000 new
preference shares of 25 pence each, such shares
having attached thereto the respective rights and
privileges and being subject to the limitations and
restrictions as may be determined by the Board or
otherwise in accordance with Article 3.3 of the
Articles; and authorize the Board, in substitution
for all previous existing authorities and pursuant to
 and in accordance with Section 80 of the Companies
Act 1985 [the 1985 Act], to allot relevant securities
 created pursuant to this resolution credited as
fully paid, with authority to deal with fractional
entitlements arising out of such allotments as it
thinks fit and to take all such allotment, to an
aggregate nominal amount of GBP 3,884,227,055, USD
39,750,000, EUR 40,000,000 and CNY 1,250,000,000;
[Authority expires the earlier of the conclusion of
the AGM in 2009 or 07 AUG 2009]; and the Board may
allot relevant securities after the expiry of this
authority in pursuance of such an offer or agreement

PROPOSAL #4.: Approve, conditional upon the passing                        ISSUER          YES          FOR               FOR
of the Ordinary Resolution 3, pursuant to Article 122
 of the Articles, upon the recommendation of the
Board an amount out of the sums standing to the
credit of any of the Company's share premium amount
standing to the credit of such reserves, as the Board
 may at its discretion determine, be capitalized,
being such amount as the Board may determine for the
purpose of paying up new ordinary shares and
authorize the Board to apply such amount in paying up
 the new ordinary shares and to take all such other
steps as it may deem necessary, expedient or
appropriate to implement such capitalization

PROPOSAL #5.: Approve, for the purpose if Article 76                       ISSUER          YES          FOR               FOR
of the Articles, the ordinary remuneration of the
Directors of the Company, to be divisible among them
shall be a sum not exceeding GBP 1,000,000 in any year

PROPOSAL #6.: Authorize the Company, subject to and                        ISSUER          YES          FOR               FOR
conditional upon the Acquisition becoming
unconditional [save for any conditions relating to
the Court Sanction, Registration or Admission], for
the purpose of Section 166 of the 1985 Act to make
market purchases [Section 163(3) of the 1985 Act] of
i) the GBP 1,000,000,000 fixed to Floating Callable
Non-Cumulative Preference Shares [the New Preference
Shares] to be issued by the Company to HM Treasury
pursuant to the preference share subscription
agreement entered into with effect from 13 OCT 2008
by the Company and HM treasury and ii) the preference
 shares to be issued by the Company in exchange for
the GBP 3,000,000,000 fixed to Floating Callable Non-
Cumulative Preference shares to be issued by HBOS to
HM Treasury pursuant to the preference share
subscription agreement entered into with effect from
13 OCT 2008 by HBOS and HM Treasury pursuant to the
proposed scheme of arrangement under Sections 895 to
899 of the Act between HBOS and relevant classes of
holders of preference shares in HBOS [together with
the New Preference Shares, the Preference Shares], up
 to an maximum number of preference shares which may
be purchased is 4,000,000 at a minimum price of 25
pence per each preference share [exclusive of
expenses] and the maximum price which may be paid for
 the each preference share is an amount equal to 120%
 of the liquidation preference of the Preference
Shares; [Authority expires at the end of an 18 month
period] [except in relation to the purchase of
Preference Shares the contract for which are
concluded before such expiry and which are executed
wholly or partially after such expiry]

PROPOSAL #S.7: Approve, in place of all existing                           ISSUER          YES          FOR               FOR
powers, to renew the power conferred on the Board by
Article 9.3 of the Articles for the period ending on
the day of the Company's AGM in 2009 or on 07 AUG
2009, which ever is earlier and for that period the
relevant Section 89 amount [for the purpose of
Article 9.3 and 9.5 of the Articles] shall be GBP
205,577,100 if ordinary resolution 3 is passed
[equivalent to 822,308,400 ordinary shares of 25
pence each in the capital of the Company] or GBP
75,647,511 if Ordinary Resolution 3 is rejected
[equivalent to 302,590,044 ordinary shares of 25
pence each in the capital of the Company]

PROPOSAL #S.8: Approve, subject to and conditional                         ISSUER          YES          FOR               FOR
upon the Acquisition becoming unconditional [save for
 any conditions relating to the Court Sanction,
Registration or Admission] to change the name of the
Company to Lloyds Banking Group plc

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LLX LOGISTICA SA, RIO DE JANEIRO
  TICKER:                N/A             CUSIP:     P6398Y105
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to change the address at the                         ISSUER          YES          FOR               FOR
Headquarters of the Company to Praia Do Flamengo,
Number 66, 13th floor, Flamengo, Rio De Janeiro,
state of Rio De Janeiro, zip 22210 903, with the
consequent amendment of Article 2 of the Corporate
Bylaws of the Company

PROPOSAL #II.: Amend the Article 5 of the Corporate                        ISSUER          YES          FOR               FOR
Bylaws of the Company, as a result of the capital
increase in the amount of BRL 670,000,003.00, within
the authorized limit established by Article 6 of its
Corporate Bylaws, approved in part at the annual and
EGM of the company held on 30 APR 2008, and in part
at the meeting of the Board of Directors held on 16
MAR 2009

PROPOSAL #III.: Amend the Article 8th of the                               ISSUER          YES        AGAINST           AGAINST
Corporate Bylaws of the Company, in such a way as to
adapt the number of Members of the Board of Directors

PROPOSAL #IV.: Approve to change the periodical for                        ISSUER          YES          FOR               FOR
the notices of the Company

PROPOSAL #V.: Approve to consolidate the Corporate                         ISSUER          YES          FOR               FOR
Bylaws of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LLX LOGISTICA SA, RIO DE JANEIRO
  TICKER:                N/A             CUSIP:     P6398Y105
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Administrators accounts,                         ISSUER          YES          FOR               FOR
and approve the financial statements accompanied by
the Independent Auditors report regarding the FYE on
31 DEC 2008

PROPOSAL #2.: Approve the allocation of the net                            ISSUER          YES          FOR               FOR
profits from the FY

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOBLAW COS LIMITED MED TERM  NTS CDS-
  TICKER:                N/A             CUSIP:     539481101
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Directors of the Corporation                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint KPMG LLP as the Corporation's                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOCALIZA RENT A CAR SA
  TICKER:                N/A             CUSIP:     P6330Z111
  MEETING DATE:          12/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the increase of the share                            ISSUER          YES          FOR               FOR
capital at localiza through the incorporation of part
 of the balance of the capital reserve

PROPOSAL #2.: Approve the consolidated text of the                         ISSUER          YES          FOR               FOR
Corporate Bylaws of localiza

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOCALIZA RENT A CAR SA
  TICKER:                N/A             CUSIP:     P6330Z111
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve the Company capital stock                           ISSUER          YES          FOR               FOR
increase, without issuing new shares, according to
Article 199 of law 6404/76, in the amount of BRL
100,000,000.00 through the incorporation of part of
the Profit Reserve

PROPOSAL #E.2: Amend the Articles 5, 9 (Caput),                            ISSUER          YES          FOR               FOR
9(Paragraphs), 10, 12, 15, 13, 24, and 1 to 38
Articles of Association as specified

PROPOSAL #E.3: Ratify the reversal of the balance of                       ISSUER          YES          FOR               FOR
the revaluation reserve

PROPOSAL #A.4: Approve the Management accounts, the                        ISSUER          YES          FOR               FOR
Management report and the financial statements
followed by the Independent Auditors report for the
YE 31 DEC 2008

PROPOSAL #A.5: Approve the capital budget for the                          ISSUER          YES          FOR               FOR
year of 2009

PROPOSAL #A.6: Approve the regarding the destination                       ISSUER          YES          FOR               FOR
of the 2008 net income and dividends distribution to
shareholders

PROPOSAL #A.7: Elect the Board of Director's Members                       ISSUER          YES          FOR               FOR

PROPOSAL #A.8: Approve the amount of the annual                            ISSUER          YES          FOR               FOR
global remuneration of the Management

PROPOSAL #A.9: Approve the change of the widely-                           ISSUER          YES          FOR               FOR
circulated newspaper of the area where the Company's
headquarters is located to perform the required
publications by the Corporate Legislation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOGICACMG PLC
  TICKER:                N/A             CUSIP:     G55552106
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                            ISSUER          YES          FOR               FOR
accounts for the YE 31 DEC 2008

PROPOSAL #2.: Approve the final dividend of 0.6 pence                      ISSUER          YES          FOR               FOR
 per share

PROPOSAL #3.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors and authorize the Directors to set
their fees

PROPOSAL #5.: Elect Mr. Sergio Giacoletto as a Non-                        ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #6.: Elect Mr. Frederic Rose as a Non-                            ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #7.: Elect Mrs. Noel Harwerth as a Non-                           ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #8.: Elect Dr. Wolfhart Hauser as a Non-                          ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #9.: Elect Mr. Seamus Keating as an                               ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #10.: Authorize the Director to allot                             ISSUER          YES          FOR               FOR
relevant securities pursuant to section 80 of the
Companies Act 1985

PROPOSAL #s.11: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
shares for cash

PROPOSAL #s.12: Authorize the Director to make market                      ISSUER          YES          FOR               FOR
 purchases of the Companys 10p ordinary shares
pursuant to Section 166 of the Companies Act 1985

PROPOSAL #s.13: Approve an amendment to the Partners'                      ISSUER          YES          FOR               FOR
 Incentive Plan

PROPOSAL #s.14: Approve the Performance Multiplier                         ISSUER          YES          FOR               FOR
Plan
PROPOSAL #s.15: Approve an amendment to the Employee                       ISSUER          YES          FOR               FOR
Equity Partnership Plan

PROPOSAL #s.16: Amend the notice period for a general                      ISSUER          YES          FOR               FOR
 meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOJAS AMERICANAS SA
  TICKER:                N/A             CUSIP:     P6329M105
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: To receive the Administrator's                               ISSUER          NO           N/A               N/A
accounts, to examine, discuss and vote on the
administrations report, financial statements and
Independent Auditors opinion and the Finance
Committee, regarding the FY that ended on 31 DEC
2008, published in the Rio De Janeiro state official
gazetteer and the newspaper Valor Economico, national

PROPOSAL #B.: To decide on the proposal for the                            ISSUER          NO           N/A               N/A
allocation of net profits for the FY that ended on 31
 DEC 2008, as well as to ratify the distribution of
dividends approved by the Board of Directors in their
 meeting held on 12 MAR 2009

PROPOSAL #C.: To approve the proposal for the capital                      ISSUER          NO           N/A               N/A
 budget for the year 2009

PROPOSAL #D.: To set the total and annual                                  ISSUER          NO           N/A               N/A
remuneration of the administrators, for the 2009 FY

PROPOSAL #E.: Elect the one Member of the Board of                         ISSUER          YES        AGAINST           AGAINST
Directors, and the respective substitute

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LONMIN PUB LTD CO
  TICKER:                N/A             CUSIP:     G56350112
  MEETING DATE:          1/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report
PROPOSAL #3.: Re-appoint the Auditors and approve the                      ISSUER          YES          FOR               FOR
 remuneration of the Auditors

PROPOSAL #4.: Re-elect Sir John Craven as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #5.: Re-elect Mr. Michael Hartnall as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.: Re-elect Mr. Roger Phillimore as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #7.: Grant authority to allot shares                              ISSUER          YES          FOR               FOR

PROPOSAL #S.8: Approve to disapply the pre-emption                         ISSUER          YES          FOR               FOR
rights

PROPOSAL #S.9: Authorize the Company to purchase its                       ISSUER          YES          FOR               FOR
own shares

PROPOSAL #S.10: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR

PROPOSAL #11.: Amend the rules of the Stay and                             ISSUER          YES          FOR               FOR
Prosper Plan

PROPOSAL #12.: Amend the shareholder Value Incentive                       ISSUER          YES          FOR               FOR
Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LONZA GROUP AG
  TICKER:                N/A             CUSIP:     H50524133
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the consolidated financial                           ISSUER          YES          FOR               FOR
statements of Lonza group for 2008 and report of the
Group Auditors

PROPOSAL #2.: Approve the annual activity report and                       ISSUER          YES          FOR               FOR
financial statements for 2008 and report of the
Statutory Auditors

PROPOSAL #3.: Approve the appropriation of available                       ISSUER          YES          FOR               FOR
earnings and payment of a dividend of CHF 1.75 per
share on the share capital eligible for dividend of
CHF 47,786,300

PROPOSAL #4.: Ratify the acts of the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #5.: Amend the Articles 4 of the Articles of                      ISSUER          YES          FOR               FOR
 Association as specified

PROPOSAL #6.1: Re-elect Mr. Dame Julia Higgins to the                      ISSUER          YES          FOR               FOR
 Board of Directors for a 1 year term

PROPOSAL #6.2: Re-elect Mr. Patrick Aebischer to the                       ISSUER          YES          FOR               FOR
Board of Directorsfor a 1 year term

PROPOSAL #6.3: Re-elect Mr. Gerhard Mayr to the Board                      ISSUER          YES          FOR               FOR
 of Directors for a 1 year term

PROPOSAL #6.4: Re-elect Mr. Rolf Soiron to the Board                       ISSUER          YES          FOR               FOR
of Directors for a 1 year term

PROPOSAL #6.5: Re-elect Sir Richard Sykes to the                           ISSUER          YES          FOR               FOR
Board of Directors for a 1 year term

PROPOSAL #6.6: Re-elect Mr. Peter Wilden to the Board                      ISSUER          YES          FOR               FOR
 of Directors for a 1 year term

PROPOSAL #6.7: Elect Mr. Frits Van Dijk to the Board                       ISSUER          YES          FOR               FOR
of Directors for a 1 year term

PROPOSAL #7.: Re-elect KPMG Ltd, Zurich as the                             ISSUER          YES          FOR               FOR
Statutory Auditors and also to act as Group Auditors
for the FY 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOOMIS AB, SOLNA
  TICKER:                N/A             CUSIP:     W5650X104
  MEETING DATE:          2/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Jacob Palmstierna as the                           ISSUER          YES          FOR               FOR
Chairman of the Board

PROPOSAL #3.: Approve the voting list                                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the agenda                                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect 1 or 2 person(s) to approve the                        ISSUER          YES          FOR               FOR
minutes

PROPOSAL #6.: Approve to determine the compliance                          ISSUER          YES          FOR               FOR
with the rules of convocation

PROPOSAL #7.: Approve the issue of maximum 2,555,000                       ISSUER          YES          FOR               FOR
subscription warrants entitling to subscription for
the equivalent number of new shares of class B in
Loomis AB, the issue shall be directed to the wholly-
owned subsidiary Loomis Sverige AB for the purpose of
 transferring them onwards to senior executives and
key employees, the subscription warrants shall be
issued to the subsidiary at a price of 8 kronor and
50 ore per subscription warrant, subscription and
payment for the subscription warrants shall be made
on 24 FEB 2009, at the latest, with a right for the
Board of Directors to prolong these time limits

PROPOSAL #8.: Closing of the Meeting                                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOOMIS AB, SOLNA
  TICKER:                N/A             CUSIP:     W5650X104
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES          FOR             AGAINST
 PROPOSAL: elect Mr. Jacob Palmstierna as a Chairman
of the meeting

PROPOSAL #3.: Approve the voting list                                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve of the agenda                                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect 1 or 2 person(s) to approve the                        ISSUER          YES          FOR               FOR
minutes

PROPOSAL #6.: Approve to determine the compliance                          ISSUER          YES          FOR               FOR
with the rules of convocation

PROPOSAL #7.: President's report                                           ISSUER          YES          FOR               FOR

PROPOSAL #8.a: Approve the annual report and the                           ISSUER          YES          FOR               FOR
Auditor's report and the consolidated financial
statements and the Group Auditor's report

PROPOSAL #8.b: Approve the appropriation of the                            ISSUER          YES          FOR               FOR
Company's profit and the Board's motivated statement
thereon

PROPOSAL #9.a: Adopt the Statement of income and the                       ISSUER          YES          FOR               FOR
balance sheet and the consolidated statement of
income and the consolidated balance sheet as per 31

PROPOSAL #9.b: Approve the appropriation of the                            ISSUER          YES          FOR               FOR
Company's profit according to the adopted balance
sheet and decalre a dividend of SEK 2.25 per share

PROPOSAL #9.c: Approve 24 APR 2009 as the record date                      ISSUER          YES          FOR               FOR
 for dividend

PROPOSAL #9.d: Grant discharge to the Board of                             ISSUER          YES          FOR               FOR
Directors and the President from liability for the FY
 2008

PROPOSAL #10.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Board Members at 6, with no deputy Members

PROPOSAL #11.: Approve to determine the fees to the                        ISSUER          YES          FOR               FOR
Board Members

PROPOSAL #12.: Re-elect Messrs. Jacob Palmstierna,                         ISSUER          YES          FOR               FOR
Lars Blecko, Alf Goransson, Ulrik Svensson and Jan
Svensson and elect Ms. Marie Ehrling as the Board
Members for the period up to and including the AGM
2010 and with Mr. Alf Goransson as the Chairman of
the Board

PROPOSAL #13.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS PROPOSAL: re-elect Messrs. Gustaf
Douglas, Marianne Nilsson, Mats Tuner and Mikael
Ekdahl and elect Mr. Magnus Landare as the Members of
 the Nomination Committee and elect Mr. Gustaf
Douglas as the Chairman of the Nomination Committee

PROPOSAL #14.: Approve to determine the guidelines                         ISSUER          YES        AGAINST           AGAINST
for remuneration of Management as specified

PROPOSAL #15.: Amend the Articles of Association as                        ISSUER          YES          FOR               FOR
specified

PROPOSAL #16.: Closing of the meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                L'OREAL S.A., PARIS
  TICKER:                N/A             CUSIP:     F58149133
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors and approve the Company's
financial statements for the YE in 2008, as
presented, showing net profits of EUR
1,552,103,144.44, against EUR 2,822,429,471.46 for

PROPOSAL #O.2: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors and approve the
consolidated financial statements for the FYE in
2008, in the form presented to the meeting

PROPOSAL #O.3: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of Directors and resolves that the in come for
the FY be appropriated as follows: legal reserve: Nil
 dividends: EUR 861,761,102.40 the balance to the
other reserves account: EUR 690,342,041.74 the share
holders will receive a net dividend of EUR 1.44 per
share, and will entitle to the 40% deduction provided
 by the French Tax Code; this dividend will be paid
on 24 APR 2009; the amount of distributable profits
corresponding to shares held by the Company shall be
allocated to the ordinary reserve account , as
required by Law, it is reminded that, for the last 3
financial years, the dividends paid, were as follows:
 EUR 1.00 for FY 2005 EUR 1.18 for FY 2006 EUR 1.38
for FY 2007

PROPOSAL #O.4: Approve the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L. 225-40
of the French Commercial Code, takes note that there
was no new agreement or commitment during the FYE 31
DEC 2008 and takes note of the information concerning
 the agreements entered into and commitments taken
for the last fiscal years

PROPOSAL #O.5: Approve the subject to the approval of                      ISSUER          YES          FOR               FOR
 the Resolution number 15, the shareholders' meeting
renews the appointment of Mr. Werner Bauer as a
Director for a 3-year period

PROPOSAL #O.6: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mrs. Francoise Bett Encourt Meyers as a Director for
a 4- year period

PROPOSAL #O.7: Approve the renew the appointment of                        ISSUER          YES          FOR               FOR
Mr. Peter Brabeck- Letmathe as a Director for a 4-
year period

PROPOSAL #O.8: Approve to subject to the adoption of                       ISSUER          YES          FOR               FOR
the Resolution number 15, to renew the appointment of
 Mr. Jean-Pierre Meyers as a Director for a 3-year
period

PROPOSAL #O.9: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Louis Schweitzer as a Director for a 4-year period

PROPOSAL #O.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
trade in the Company's shares on the stock market,
subject to the conditions specified below: maximum
purchase price: EUR 130.00, maximum number of shares
to be acquired: 10% of the number of shares
comprising the Company capital, i.e. 59,844,521
shares, maximum funds invested in the share buybacks:
 EUR 7,800,000,000.00; [Authority is given for an 18-
month period]; grant delegates all powers to the
Board of Directors to take all necessary measures and
 accomplish all necessary formalities

PROPOSAL #E.11: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase the share capital, in 1 or more
occasions, up to a maximum nominal amount of EUR
55,310,958.00 by way of issuing, with preferred
subscription rights maintained, ordinary shares in
the company, by way of capitalizing reserves,
profits, premiums or other means, provided that such
capitalization is allowed by Law and under the by
Laws, to be carried out through the issue of bonus
shares or the raise of the par value of the existing
shares; [Authority expires for a 26-month period] it
supersedes any and all earlier delegations to the
same effect

PROPOSAL #E.12: Authorize the Board of Directors all                       ISSUER          YES        AGAINST           AGAINST
powers to grant, in 1 or more transactions, to the
Employees or Corporate Officers of the Company and
related companies, options giving the right either to
 subscribe for new shares in the Company to be issued
 through a share capital increase, or to purchase
existing shares purchased by the Company, it being
provided that the options shall not give rights to a
total number of shares, which shall exceed 2% of the
share capital; [Authority expires for a 26-month
period]; the options granted to the Corporate
Officers shall not represent more than 10% of the
total allocations carried out by the Board of
Directors during this period of 26 months; grant
delegates all powers to the Board of Directors to
take all necessary measures and accomplish all
necessary formalities; this delegation of powers
supersedes the fraction unused of any and all earlier
 delegations to the same effect

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant, for free, on 1 or more occasions, existing or
future shares, in favour of the Employees of the
Company and related Companies; they may not represent
 more than 0.20% of the share capital; [Authority
expires for a 26-month period]; grant delegates all
powers to the Board of Directors to take all
necessary measures and accomplish all necessary

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on 1 or more occasions,
at its sole discretion, by way of issuing shares in
favour of Employees, or former Employees, of the
Company or related Companies, who are Members of a
Company Savings Plan; [Authority expires for a 26-
month period] and for a nominal amount that shall not
 exceed EUR 1,196,890.42 by issuing 5,984,452 new
shares; the shareholders' meeting decides to cancel
the shareholders' preferential subscription rights in
 favour of beneficiaries mentioned above; grant
delegates all powers to the Board of Directors to
take all necessary measures and accomplish all
necessary formalities

PROPOSAL #E.15: Amend Article 8 indent 2 of the                            ISSUER          YES          FOR               FOR
Bylaws, regarding the duration of the term of office
of the Directors

PROPOSAL #E.16: Amend Article 15a-3 of the Bylaws                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #E.17: Grant authority for filing of                              ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOTTE CHILSUNG BEVERAGE CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y5345R106
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Auditors                                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #5.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOTTE CONFECTIONERY CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y53468107
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend the Articles of Incorp                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOTTE MIDOPA CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y60406108
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Elect the Directors                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Elect the Outside Directors                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Auditors                                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOTTE SHOPPING CO LTD
  TICKER:                N/A             CUSIP:     Y5346T119
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Elect the Outside Directors                                 ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Elect the Directors                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LOTTOMATICA S.P.A., ROMA
  TICKER:                N/A             CUSIP:     T6326Y108
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements, the                        ISSUER          NO           N/A               N/A
statutory reports and the allocation of Income

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LS CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y5274S109
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LUPIN LTD
  TICKER:                N/A             CUSIP:     Y5360Z140
  MEETING DATE:          7/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
balance sheet as at 31 MAR 2008, profit and loss
account for the YE on that date, reports of the
Directors and the Auditors

PROPOSAL #2.: Declare a dividend for the YE 31 MAR                         ISSUER          YES          FOR               FOR
2008
PROPOSAL #3.: Re-appoint Dr. K.U. Mada as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #4.: Re-appoint Mr. R.A. Shah as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #5.: Appoint the Auditors to hold office                          ISSUER          YES          FOR               FOR
from the conclusion of the 26 AGM till the conclusion
 of the next AGM and approve to fix their remuneration

PROPOSAL #6.: Authorize the Company, in addition to                        ISSUER          YES          FOR               FOR
all the previous resolutions passed in this behalf,
in terms of Section 293(1)(a) and other applicable
provisions, if any, of the Companies Act, 1956 for
mortgaging and/or charging by the Board of Directors
[hereinafter referred to as the Board which term
shall include any Committee thereof for the time
being exercising the powers conferred on the Board by
 this resolution] of all the immovable and/or movable
 properties of the Company, wheresoever situate, both
 present and future and/or the whole or substantially
 the whole of the undertaking(s) of the Company to or
 in favour of any public or private financial
institutions, Banks, mutual funds, bodies Corporate
or any other person whomsoever participating in
extending financial assistance, to secure any term
loans, working capital facilities, debentures or any
other type of financial assistance, not exceeding INR
 500 crore lent and advanced/to be lent and advanced
by them, together with interest, compound interest,
additional interest, liquidated damages, premia on
prepayment or on redemption, costs, charges or
expenses or monies payable by the Company to them
under loan agreements/letters of sanction/debenture
trust deed, etc; the securities to be created by the
Company as aforesaid may rank pari passu with the
mortgages and/or charges already created or to be
created in future by the Company or in such other
manner and ranking as may be thought expedient by the
 Board and as may be agreed to amongst the concerned
parties; the Board to finalize and execute any and
all agreements and documents, necessary for creating
mortgages and/or charges as aforesaid and to do all
such acts, deeds, matters and things as may be
considered necessary, desirable or expedient for
implementing this resolution and to resolve any
question or doubt relating thereto, or otherwise
considered by the Board to be in the best interests
of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LUPIN LTD
  TICKER:                N/A             CUSIP:     Y5360Z140
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint, pursuant to the provisions                       ISSUER          YES          FOR               FOR
of the Articles of Association of the Company,
Sections 198, 269, 309, 310, 311 and other applicable
 provisions, if any, of the Companies Act, 1956 read
with Schedule XIII to the said Act as may be amended
form, time to time and subject to other approvals as
may be necessary, consent and approval of the Company
 be accorded to Dr. Kamal K. Sharma as a Managing
Director of the Company for a period of 4 years with
effect from 29 SEP 2008 and payment of remuneration
to him as per the terms and conditions as specified;
who retires by rotation; authorize the Board of
Directors [the Board, which terms shall he deemed to
mean and include any Committee constituted by the
Board] to take such steps as may be necessary to give
 effect to this resolution

PROPOSAL #S.2: Appoint, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 the Articles of Association of the Company, Sections
 198, 269, 309, 310, 311,314 and other applicable
provisions, if any, of the Companies Act, 1956 read
with Schedule XIII to the said Act as may be amended
form, time to time and subject to other approvals as
may be necessary, consent and approval of the Company
 to Mr. Nilesh Gupta as an Executive Director of the
Company for a period of 5 years with effect from 08
OCT 2008 and payment of remuneration to him as per
the terms and conditions as specified; who retires by
 rotation; authorize the Board of Directors [the
Board which terms shall he deemed to mean and include
 any Committee Constituted by the Board] to take such
 steps as may be necessary to give effect to this

PROPOSAL #S.3: Authorize the Board of Directors, in                        ISSUER          YES        AGAINST           AGAINST
partial modification of the Special Resolution passed
 by the Members at the EGM held on 05 DEC 2003,
[Special Resolution] approving the Lupin Employees
Stock Option plan 2003 [ESOP 2003] consent and
approval of the Company [hereinafter referred to as
the Board which term, shall be deemed to include any
Committee including the Remuneration/Compensation
Committee constituted by the Board to exercise the
powers including the powers conferred by this
resolution] for carrying out adjustments, amendments
and modifications as may be desirable, necessary
and/or expedient in the best interest of the Company
in the exercise price of the equity shares to be
issued and allotted upon exercise of options to be
granted to the eligible employees under and pursuant
to the ESOP 2003 to the effect that: amend Clause iv
of the special Resolution dealing with exercise price
 to read as the Exercise Price of the option shall be
 on the market price of the shares as specified in
the SEBI guidelines as on the grant date or such
other price as may be determined by the Board;
authorize the Board to do all such acts, deeds,
matters and things as may in its sole and absolute
discretion deemed necessary, expedient, usual or
proper, settle any question, doubt or difficulty that
 may arise with regard to the pricing of the Options
granted as aforesaid or any other matter incidental
or consequential thereto and its decision shall be
final and binding on all Members and other interested

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LUXOTTICA GROUP S P A
  TICKER:                N/A             CUSIP:     T6444Z110
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept the financial                              ISSUER          NO           N/A               N/A
statements and statutory reports

PROPOSAL #2.: Approve the allocation of income                             ISSUER          NO           N/A               N/A

PROPOSAL #3.1: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          NO           N/A               N/A
SHAREHOLDER PROPOSAL [SLATE SUBMITTED BY DELFIN
SARL]: Elect the Directors and approve to fix their
number, their remuneration

PROPOSAL #3.2: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          NO           N/A               N/A
SHAREHOLDER PROPOSAL [SLATE SUBMITTED BY
INSTITUTIONAL INVESTORS]: Elect the Directors and
approve to fix their number, their remuneration

PROPOSAL #4.1: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          NO           N/A               N/A
SHAREHOLDER PROPOSAL [SLATE SUBMITTED BY DELFIN
SARL]: Appoint Internal Statutory Auditors and
approve the Auditors' remuneration

PROPOSAL #4.2: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          NO           N/A               N/A
SHAREHOLDER PROPOSAL [SLATE SUBMITTED BY
INSTITUTIONAL INVESTORS]: Appoint Internal Statutory
Auditors and approve the Auditors' remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                LVMH MOET HENNESSY LOUIS VUITTON, PARIS
  TICKER:                N/A             CUSIP:     F58485115
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve to accept the consolidated                          ISSUER          YES          FOR               FOR
financial statements and statutory reports

PROPOSAL #O.3: Approve the Auditors' special report                        ISSUER          YES        AGAINST           AGAINST
regarding related-party transactions

PROPOSAL #O.4: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 1.60 per share

PROPOSAL #O.5: Re-elect Mr. Antoine Arnault as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.6: Re-elect Mr. Antoine Bernheim as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.7: Re-elect Mr. Albert Frere as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #O.8: Re-elect Mr. Pierre Gode as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #O.9: Re-elect Mr. Lord Powell of Bayswater                       ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #O.10: Elect Mr. Yves-Thilbaut De Silguy as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #O.11: Grant authority to repurchase of up                        ISSUER          YES          FOR               FOR
to 10% of issued share capital

PROPOSAL #E.12: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.13: Grant authority the issuance of                            ISSUER          YES          FOR               FOR
equity or equity-linked securities with preemptive
rights up to aggregate nominal amount of EUR 50

PROPOSAL #E.14: Grant authority the issuance of                            ISSUER          YES        AGAINST           AGAINST
equity or equity-linked securities without preemptive
 rights up to aggregate nominal amount of EUR 50
million, with the possibility not to offer them to
the public for an amount representing 20% per year

PROPOSAL #E.15: Approve the frame of the issuances to                      ISSUER          YES        AGAINST           AGAINST
 be decided by virtue of Resolutions 13 and 14, to
increase the number of securities to be issued set
forth in the issuance, in the event of an excess
demand, may be increased within the limit of the
ceiling set forth in the said resolutions

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
issue shares or any securities giving access to the
Company's share capital, or giving right, in the case
 where the equity issued is a share, to the debt
securities, in consideration for securities tendered
in a public exchange offer concerning the shares of
another Company; [Authority expires for a 26-month
period]; the maximal nominal amount of capital
increases to be carried out under this delegation of
authority shall not exceed EUR 50,000,000.00; the
nominal amount of all capital increase carried out,
or to be carried out under the delegations of the
Resolutions 13, 14 and, or 17 shall count against the
 overall value set forth in the present delegation;
to take all necessary measures and accomplish all
necessary formalities; this authorization supersedes
the 1 granted by the combined shareholders' meeting
of 10 MAY 2007

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase, on 1 and more occasions, the share capital,
 up to 10% of the share capital, by way of issuing
shares or securities giving access to the capital or
giving right, in the case where the first equity
issued is a share, to a debt security, in
consideration for the contributions in kind granted
to the Company and comprised of capital securities or
 securities giving access to share capital;
[Authority expires for a 26-month]; to take all
necessary measures and accomplish all necessary
formalities; this authorization supersedes the 1
granted by the shareholders' meeting 10 MAY 2007

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant, in 1 or more transactions, in favor of
employees or executives of the Company and related
Companies, options giving the right either to
subscribe for new shares in the Company to be issued
through a share capital increase, or to purchase
existing shares purchased by the Company, it being
provided that the options shall not give rights to a
total numbers of shares, which shall exceed 3% of the
 share capital; [Authority expires for a 38-month
period]; to take all necessary measures and
accomplish all necessary formalities; this
authorization supersedes the 1 granted by the
shareholders' meeting of 11 MAY 2006

PROPOSAL #E.19: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the capital on 1 or more occasions, in
France or abroad, by a maximum nominal amount which
shall not exceed 3% of the share capital, in favor of
 employees of the Company and related Companies, who
are members of the Company Savings Plan; [Authority
expires for a 26-month period]; to take all necessary
 measures and accomplish all necessary formalities;
the shareholders' meeting decided to cancel the
shareholders' preferential subscription rights in
favor of the said employees; this authorization
supersedes the 1 granted by the combined
shareholders' meeting of 15 MAY 2008

PROPOSAL #E.20: Amend item 2 of Articles 11 'Board of                      ISSUER          YES          FOR               FOR
 Directors' and 23 'General Meetings' of the By-Laws
in order to take into account the new Clauses in
accordance with the Law 2008-776 of 04 AUG 2008, know
 as the French Act of Economy Modernization

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                M.A. INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     M67888103
  MEETING DATE:          7/20/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Directors' report for the year 2007

PROPOSAL #2.: Re-appoint the Accountant Auditors and                       ISSUER          YES          FOR               FOR
authorize the Board to fix their fees

PROPOSAL #3.A: Re-appoint Mr. A. Bigger as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.B: Re-appoint Mr. N. Dankner as a                              ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.C: Re-appoint Mr. Z. Livnat as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.D: Re-appoint Mr. I. Manor as a                                ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.E: Re-appoint Mr. R. Cohen as a                                ISSUER          YES        AGAINST           AGAINST
Officiating Director

PROPOSAL #3.F: Re-appoint Mr. H. Garvrieli as a                            ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.G: Re-appoint Mr. A. Arel  as a                                ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.H: Re-appoint Mr. O. Leader as a                               ISSUER          YES        AGAINST           AGAINST
Officiating Director

PROPOSAL #3.I: Re-appoint Mr. A. Fisher as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.J: Re-appoint Mr. D. Peckleman as a                            ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #3.K: Re-appoint Mr. H. Shorek as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #4.: Approve to update the remuneration of                        ISSUER          YES        AGAINST           AGAINST
the Directors Messrs. A. Arel , A. Fisher, D.
Peckleman,  H. Shorek to the maximum rate permitted
By Law for payment to External Directors

PROPOSAL #5.: Approve to update the remuneration of                        ISSUER          YES        AGAINST           AGAINST
the Directors Mr. Z. Livnat  who may regarded as an
owner of control [special majority required] to the
maximum rate permitted By Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAANSHAN IRON & STL LTD
  TICKER:                N/A             CUSIP:     Y5361G109
  MEETING DATE:          8/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1.a: Elect Mr. Gu Jianguo as a Non-                            ISSUER          YES          FOR               FOR
Independent Directors for the sixth session of the
Board of Directors

PROPOSAL #1.1.b: Elect Mr. Gu Zhanggen as a Non-                           ISSUER          YES          FOR               FOR
Independent Directors for the sixth session of the
Board of Directors

PROPOSAL #1.1.c: Elect Mr. Su Jiangang as a Non-                           ISSUER          YES          FOR               FOR
Independent Directors for the sixth session of the
Board of Directors

PROPOSAL #1.1.d: Elect Mr. Zhao Jianming as a Non-                         ISSUER          YES          FOR               FOR
Independent Director for the sixth session of the
Board of Director

PROPOSAL #1.1.e: Elect Mr. Gao Haijian as a Non-                           ISSUER          YES          FOR               FOR
Independent Director for the sixth session of the
Board of Director

PROPOSAL #1.1.f: Elect Mr. Hui Zhigang as a Non-                           ISSUER          YES          FOR               FOR
Independent Director for the sixth session of the
Board of Director

PROPOSAL #1.2.a: Elect Mr. Wong Chun Wa as an                              ISSUER          YES          FOR               FOR
Independent Non-Executive Director for the sixth
session of the Board of Director

PROPOSAL #1.2.b: Elect Mr. Su Yong as an Independent                       ISSUER          YES          FOR               FOR
Non-Executive Director for the sixth session of the
Board of Director

PROPOSAL #1.2.c: Elect Mr. Hui Leung Wah as an                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director for the sixth
session of the Board of Director

PROPOSAL #1.2.d: Elect Mr. Han Yi as an Independent                        ISSUER          YES          FOR               FOR
Non-Executive Director for the sixth session of the
Board of Director

PROPOSAL #2.a: Elect Mr. Fang Jinrong the sixth                            ISSUER          YES          FOR               FOR
session of non-staff representatives to be appointed
Supervisors of the Supervisory Committee of the

PROPOSAL #2.b: Elect Mr. Cheng Shaoxiu the sixth                           ISSUER          YES          FOR               FOR
session of non-staff representatives to be appointed
Supervisors of the Supervisory Committee of the

PROPOSAL #2.c: Elect Mr. An Qun the sixth session of                       ISSUER          YES          FOR               FOR
non-staff representatives to be appointed Supervisors
 of the Supervisory Committee of the Company

PROPOSAL #3.: Approve the resolution concerning                            ISSUER          YES          FOR               FOR
remuneration of the sixth session of the Directors
and the Supervisors of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAANSHAN IRON & STL LTD
  TICKER:                N/A             CUSIP:     Y5361G109
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the work report of the Board of                      ISSUER          YES          FOR               FOR
 Directors for the year 2008

PROPOSAL #2.: Approve the work report of the                               ISSUER          YES          FOR               FOR
Supervisory Committee for the year 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements for the year 2008

PROPOSAL #4.: Approve the Profit Distribution Plan                         ISSUER          YES          FOR               FOR
for the year 2008

PROPOSAL #5.: Appoint Ernst & Young Hua Ming and                           ISSUER          YES          FOR               FOR
Ernst & Young as the Company's Auditors for the year
2009 and authorize the Board of Directors to
determine the remuneration of the Auditors based on

PROPOSAL #6.: Approve the continued provision of                           ISSUER          YES          FOR               FOR
guarantees for Ma Steel International Trade and
Economics Corporation, a wholly-owned subsidiary of
the Company

PROPOSAL #S.7: Approve the Company's issuance of debt                      ISSUER          YES        AGAINST           AGAINST
 financing instrument of non-financial institutions
in the inter-bank and bond market in an aggregate
amount of not exceeding RMB 4 billion; that within 12
 months from the date on which approval is obtained
at the shareholders' general meeting, the Company may
 issue debt financing instrument of non-financial
institutions in the inter-bank and bond market of a
principal amount in aggregate of not exceeding RMB 4
billion in the PRC; and authorize the Board of
Directors by the shareholders' general meeting to
determine, within the regulatory framework, the
specific terms and other relevant matters with
respect to the actual issuance of such debt financing
 instrument of non-financial institutions in the
inter-bank and bond market in accordance with the
needs of the Company and market circumstances

PROPOSAL #S.8: Approve the Amendments to the Articles                      ISSUER          YES          FOR               FOR
 of Association of Maanshan Iron & Steel Company
Limited as specified and by the shareholders' general
 meeting and authorize the Board of Directors to make
 appropriate modifications to the wordings of the
Amendments to the Articles of Association pursuant to
 the requirements of the State's relevant examination
 and approval authorities and to carry out other
related matters

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MABUCHI MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J39186101
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE AIRPORTS
  TICKER:                N/A             CUSIP:     Q6077P119
  MEETING DATE:          10/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for all purposes including for                      ISSUER          YES          FOR               FOR
 the purposes of ASX Listing Rule 10.1, the Sale
Transaction with MEIF3, subject to the approval of
MAL and MAT 2 in the same or substantially the same
terms as this resolution

PROPOSAL #2.: Approve the buy-back of up to AUD 1                          ISSUER          YES          FOR               FOR
billion of MAp securities in the 12 month period from
 the later of the Completion Date and the
implementation of the TICKETS defeasance, subject to
the approval of Resolution 1 and the approval of the
Members of MAL and MAT 2 in the same or substantially
 the same terms as this resolution

PROPOSAL #1.: Approve, for all purposes including for                      ISSUER          YES          FOR               FOR
 the purposes of ASX Listing Rule 10.1, the Sale
Transaction with MEIF3, subject to the approval of
MAT 1 and MAL in the same or substantially the same
terms as this resolution

PROPOSAL #2.: Approve the buy-back of up to AUD 1                          ISSUER          YES          FOR               FOR
billion of MAp securities in the 12 month period from
 the later of the Completion Date and the
implementation of the TICKETS defeasance, subject to
the approval of Resolution 1 and the approval of the
Members of MAT 1 and MAL in the same or substantially
 the same terms as this resolution

PROPOSAL #1.: Approve, for all purposes including for                      ISSUER          YES          FOR               FOR
 the purposes of ASX Listing Rule 10.1, the Sale
Transaction with MEIF3, subject to the approval of
MAT 1 and MAT 2 in the same or substantially the same
 terms as this resolution

PROPOSAL #2.: Approve the buy-back of up to AUD 1                          ISSUER          YES          FOR               FOR
billion of MAp securities in the 12 month period from
 the later of the Completion Date and the
implementation of the TICKETS defeasance, subject to
the approval of Resolution 1 and the approval of the
Members of MAT 1 and MAT 2 in the same or
substantially the same terms as this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE AIRPORTS
  TICKER:                N/A             CUSIP:     Q6077P119
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Max Moore-Wilton as a                           ISSUER          YES          FOR               FOR
Director of MAML by its shareholders

PROPOSAL #2.: Amend Clause 21. 4[q] of the MAT 1                           ISSUER          YES          FOR               FOR
Constitution and replace it, as specified

PROPOSAL #1.: Re-elect Mr. Max Moore-Wilton as a                           ISSUER          YES          FOR               FOR
Director of MAML by its shareholders

PROPOSAL #2.: Amend Clause 21. 4[q] of the MAT 2                           ISSUER          YES          FOR               FOR
Constitution and replace it, as specified

PROPOSAL #1.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to determine their remuneration

PROPOSAL #2.: Re-elect Mr. Stephen Ward as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #3.: Re-elect Ms. Sharon Beesley as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #S.4: Amend the Bye-Laws 56[a] and 56[g] of                       ISSUER          YES          FOR               FOR
the Company, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE COUNTRYWIDE TRUST
  TICKER:                N/A             CUSIP:     Q5701A126
  MEETING DATE:          12/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Constitution of Macquarie                         ISSUER          YES          FOR               FOR
Countrywide Trust, in accordance with the
Supplemental Deed as specified and authorize the
Macquarie Countrywide Management Limited to execute
the Supplemental Deed and lodge a copy of it with
Australian Securities and Investments Commission

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE GROUP LTD
  TICKER:                N/A             CUSIP:     Q57085104
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors'  report and the Auditor's report of
Macquarie for the YE 31 MAR 2008

PROPOSAL #2.: Adopt the remuneration report of                             ISSUER          YES          FOR               FOR
Macquarie for the YE 31 MAR 2008

PROPOSAL #3.: Re-elect Dr. H.M. Nugent as a voting                         ISSUER          YES          FOR               FOR
Director of Macquarie

PROPOSAL #4.: Elect Dr. J.R. Niland as a voting                            ISSUER          YES          FOR               FOR
Director of Macquarie effective on the conclusion of
this meeting

PROPOSAL #5.: Elect Mr. P.M. Kirby as a voting                             ISSUER          YES          FOR               FOR
Director effective on the conclusion of this meeting

PROPOSAL #6.: Approve the participation in the                             ISSUER          YES          FOR               FOR
Macquarie group Employee Share Option Plan [Plan] as
to maximum of 243,900 options, by Mr. NW Moore,
Managing Director or, if Mr. Moore so elects, a
controlled Company, as specified and acquisition
accordingly by Mr. NW Moore or his controlled Company
 of options up to the stated maximum and, in
consequence of exercise of those options, of ordinary
 shares of Macquarie, all in accordance with the
terms of the plan and on the basis, as specified

PROPOSAL #7.: Approve to issue of up to 6,000,000                          ISSUER          YES          FOR               FOR
Macquarie convertible preference securities by
Macquarie capital loans Management Limited [ABN 18
077 595 012] [Issuer] as the responsible entity of
the Macquarie CPS Trust, on the terms and conditions,
 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE INFRASTRUCTURE GROUP
  TICKER:                N/A             CUSIP:     Q5701N102
  MEETING DATE:          10/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.a: Approve the amendments to the                             ISSUER          YES          FOR               FOR
Constitution of the Macquarie Infrastructure Trust
(I) to be made by supplement deed in the form tabled
by the Chairman [as specified]

PROPOSAL #1.b: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and
10.11, the issue of securities in Macquarie
Infrastructure Group [MIG] [of which units in
Macquarie Infrastructure Trust (I) are a component]
to the responsible entity and Macquarie Investment
Management [UK] Limited or a related body Corporate
at a price per security determined in accordance with
 the Constitution of Macquarie Infrastructure Trust
(I) in consideration of those entities applying
subject to approval of the MIG Independent Directors,
 the base fee payable by MIG to them at the end of
each calendar year quarter in each year whilst this
approvals is in force as the subscription price for
those new securities; subject to (a) the passing of a
 resolution by: the Members of Macquarie
Infrastructure Trust (II); and the shareholders of
Macquarie Infrastructure Group International Limited
[MIGIL], in the same or substantially the same terms
as the resolution; and (b) this approval being
effective for performance fees paid or paid payable
in respect of each FY up to and including the FY

PROPOSAL #2.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and
10.11, the issue of securities in Macquarie
Infrastructure Group [MIG] [of which units in
Macquarie Infrastructure Trust (I) are a component]
to the responsible entity and Macquarie Investment
Management [UK] Limited or a related body Corporate
at a price per security determined in accordance with
 the Constitution of Macquarie Infrastructure Trust
(I) in consideration of those entities applying
subject to approval of the MIG Independent Directors,
 the base fee payable by MIG to them at the end of
each calendar year quarter in each year whilst this
approvals is in force as the subscription price for
those new securities; subject to (a) the passing of a
 resolution by: the Members of Macquarie
Infrastructure Trust (II); and the shareholders of
Macquarie Infrastructure Group International Limited
[MIGIL], in the same or substantially the same terms
as the resolution; and (b) this approval being
effective for performance fees paid or paid payable
in respect of each FY up to and including the FY

PROPOSAL #S.1.a: Approve the amendments to the                             ISSUER          YES          FOR               FOR
Constitution of the Macquarie Infrastructure Trust
(II) to be made by supplement deed in the form tabled
 by the Chairman [as specified]

PROPOSAL #1.b: Approve, for all purposes, including                        ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and 10.11
 the issued of Securities in Macquarie Infrastructure
 Group [MIG] [of which units in Macquarie
Infrastructure Trust (II) are a component] to the
responsible entity and Macquarie Investment
Management [UK] Limited or a related body Corporate
at a price per Stapled Securities determined in
accordance with the Constitution of Macquarie
Infrastructure Trust (I) in consideration of those
entities applying subject to approval of the MIG
Independent Directors, the base fee payable by MIG to
 them at the end of each calendar year quarter in
each year whilst this approvals is in force as the
subscription price for those new securities; subject
to (a) the passing of a resolution by: the Members of
 Macquarie Infrastructure Trust (I); and the
shareholders of Macquarie Infrastructure Group
International Limited [MIGIL], in the same or
substantially the same terms as the resolution; and
(b) this approval being effective for performance
fees paid or paid payable in respect of each FY up to

PROPOSAL #2.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and 10.11
 the issued of Securities in Macquarie Infrastructure
 Group [MIG] [of which units in Macquarie
Infrastructure Trust (II) are a component] to the
responsible entity and Macquarie Investment
Management [UK] Limited or a related body Corporate
at a price per Stapled Securities determined in
accordance with the Constitution of Macquarie
Infrastructure Trust (I) in consideration of those
entities applying subject to approval of the MIG
Independent Directors, the base fee payable by MIG to
 them at the end of each calendar year quarter in
each year whilst this approvals is in force as the
subscription price for those new securities; subject
to (a) the passing of a resolution by: the Members of
 Macquarie Infrastructure Trust (I); and the
shareholders of Macquarie Infrastructure Group
International Limited [MIGIL], in the same or
substantially the same terms as the resolution; and
(b) this approval being effective for performance
fees paid or paid payable in respect of each FY up to

PROPOSAL #1.: Receive the accounts and reports of the                      ISSUER          YES          FOR               FOR
 Directors' and the Auditor's of the Company for the
YE 30 JUN 2008

PROPOSAL #2.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to determine their remuneration

PROPOSAL #3.: Re-elect Mr. Jeffery Conyers as                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and
10.11, the issued of securities in Macquarie
Infrastructure Group [MIG] [of which units in
Macquarie Infrastructure Group International Limited
are a component] to the responsible entity and
Macquarie Investment Management [UK] Limited or a
related body Corporate at a price per Stapled
Securities determined in accordance with the Bye-laws
 of Macquarie Infrastructure Group International
Limited in consideration of those entities applying,
subject to approval of the MIG Independent Directors,
 the base fee payable by MIG to them at the end of
each calendar year quarter in each year whilst this
approvals is in force as the subscription price for
those new securities; subject to: (a) the passing of
a resolution by: the Members of Macquarie
Infrastructure Trust (I); and the Members of
Macquarie Infrastructure Trust (II), in the same or
substantially the same terms as the resolution; and
(b) this approval being effective for base fees paid
or paid payable in respect of each calendar quarter
up to and including the Calendar quarter ending 30

PROPOSAL #5.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
Australian Stock Exchange Listing Rules 7.1 and
10.11, the issued of securities in Macquarie
Infrastructure Group [MIG] [of which units in
Macquarie Infrastructure Group International Limited
are a component] to the responsible entity and
Macquarie Investment Management [UK] Limited or a
related body Corporate at a price per Stapled
Securities determined in accordance with the Bye-laws
 of Macquarie Infrastructure Group International
Limited in consideration of those entities applying,
subject to approval of the MIG Independent Directors,
 the base fee payable by MIG to them at the end of
each calendar year quarter in each year whilst this
approvals is in force as the subscription price for
those new securities; subject to: (a) the passing of
a resolution by: the Members of Macquarie
Infrastructure Trust (I); and the Members of
Macquarie Infrastructure Trust (II), in the same or
substantially the same terms as the resolution; and
(b) this approval being effective for base fees paid
or paid payable in respect of each calendar quarter
up to and including the Calendar quarter ending 30

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACQUARIE OFFICE TRUST
  TICKER:                N/A             CUSIP:     Q5702P122
  MEETING DATE:          12/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Constitution of Macquarie                         ISSUER          YES          FOR               FOR
Office Trust, in accordance with supplemental deed
tabled at the meeting and authorize the Macquarie
Office Management Limited to execute the supplemental
 deed and lodge a copy of it with Australian
Securities and Investments Commossion

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MACRONIX INTL CO LTD
  TICKER:                N/A             CUSIP:     Y5369A104
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of buyback                             ISSUER          NO           N/A               N/A
treasury stock

PROPOSAL #A.4: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.7 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, proposed stock dividend: 40
for 1,000 shares held

PROPOSAL #B.4: Approve to replace the Supervisors by                       ISSUER          YES          FOR               FOR
the Audit Committee

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans and endorsement and guarantee

PROPOSAL #B.6: Approve the securities issuance                             ISSUER          YES        AGAINST           AGAINST

PROPOSAL #B.7: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.8: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAGNA INTL INC
  TICKER:                N/A             CUSIP:     559222401
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Frank Stronach as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.2: Elect Mr. Michael D. Harris as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Lady Barbara Judge as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. Louis E. Lataif as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. Donald Resnick as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Ms. Belinda Stronach as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.7: Elect Mr. Franz Vranitzky as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. Donald J. Walker as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.9: Elect Mr. Siegfried Wolf as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.10.: Elect Mr. Lawrence D. Worrall as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Independent Auditors of the Corporation, based on the
 remuneration of the Audit Committee of the Board of
Directors and authorize the Audit Committee to fix
the Independent Auditor's remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAGYAR TELEKOM  TELECOMMUNICATIONS PLC
  TICKER:                N/A             CUSIP:     X5215H163
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                           ISSUER          NO           N/A               N/A
Directors on the Management of Magyar Telekom Plc, on
 the business operation, on the business policy and
on the financial situation of the Company and Magyar
Telekom Group in 2008

PROPOSAL #2.: Approve the 2008 consolidated annual                         ISSUER          NO           N/A               N/A
financial statements of the Company prescribed by the
 accounting act according to the requirements of the
international financial reporting standards [IFRS],
presentation of the relevant report of the
Supervisory Board, the Audit Committee and the Auditor

PROPOSAL #3.: Approve the 2008 annual stand alone                          ISSUER          NO           N/A               N/A
financial statements of the Magyar Telekom Plc,
prepared in accordance with requirements of the
accounting act [HAR], presentation of the relevant
report of the Supervisory Board, the Audit Committee
and the Auditor

PROPOSAL #4.: Approve the proposal of the Board of                         ISSUER          NO           N/A               N/A
Directors for the use of the profit after tax earned
in 2008, presentation of the relevant report of the
Supervisory Board, the Audit Committee and the
Auditor, decision on the use of the profit after tax
earned in 2008

PROPOSAL #5.: Approve the Corporate Governance and                         ISSUER          NO           N/A               N/A
Management report

PROPOSAL #6.: Approve the decision on granting relief                      ISSUER          NO           N/A               N/A
 from liability to the Members of the Board of

PROPOSAL #7.: Approve the decision on the                                  ISSUER          NO           N/A               N/A
modification of the Articles of Association of Magyar
 Telekom Plc, [1.4 a. sites of the Company, 2.5.3 and
 5.3: the shareholders register and closing of the
shareholders register 7.4.1. the Board of Directors,
7.8. liability of Directors 8.6. liabilities of
Members of the Supervisory Board 9.1. the Auditor

PROPOSAL #8.: Elect the Members of the Board of                            ISSUER          NO           N/A               N/A
Directors

PROPOSAL #9.: Elect the Members of the Supervisory                         ISSUER          NO           N/A               N/A
Board

PROPOSAL #10.: Approve the remuneration guidelines                         ISSUER          NO           N/A               N/A

PROPOSAL #11.: Elect the Company's Auditor and                             ISSUER          NO           N/A               N/A
approve to determine its remuneration, and the
designation of the Auditor who will be personally
responsible for the Audit of the Company and the
designation of the Deputy Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAGYAR TELEKOM  TELECOMMUNICATIONS PLC
  TICKER:                N/A             CUSIP:     X5215H163
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the informative for the                              ISSUER          NO           N/A               N/A
shareholders with regard to the transformation of
Magyar Telekom NYRT, T-Kabel Magyarorszag KFT and
Del-Vonal KFT

PROPOSAL #2.: Approve the written report of the                            ISSUER          NO           N/A               N/A
senior officers

PROPOSAL #3.: Approve the statement of the                                 ISSUER          NO           N/A               N/A
Independent Auditor on the transformation and that
the planned transformation will not endanger the
satisfaction of Creditors claims towards the Company

PROPOSAL #4.: Approve the opinion of the Supervisory                       ISSUER          NO           N/A               N/A
Board and the Audit Committee on the transformation

PROPOSAL #5.: Approve the decision on the closing                          ISSUER          NO           N/A               N/A
draft balance sheet and draft Merger Inventory of
Magyar Telekom NYRT

PROPOSAL #6.: Approve the decision on the sum of the                       ISSUER          NO           N/A               N/A
proportionate assets due to persons who do not wish
to remain shareholders of Magyar Telekom as the
successor Company and on the way of settlement with

PROPOSAL #7.: Approve the final determination of                           ISSUER          NO           N/A               N/A
persons who do not wish to remain shareholders of the
 successor Company and the number of their shares

PROPOSAL #8.: Approve to establish the number of                           ISSUER          NO           N/A               N/A
persons who do not wish to remain shareholders of the
 successor Company and the number of their shares

PROPOSAL #9.: Approve the decision on the draft                            ISSUER          NO           N/A               N/A
balance sheet and draft inventory of Magyar Telekom
NYRT., as the successor Company, with regard to
changes of the draft balance sheet due to possible
departing shareholders

PROPOSAL #10.: Approve the decision on the                                 ISSUER          NO           N/A               N/A
transformation and the Merger Agreement

PROPOSAL #11.: Amend the Articles of Association of                        ISSUER          NO           N/A               N/A
the Company, 1.4 (a) Sites of the Company, 1.4 (b)
Branch Offices of the Company, 1.8 Legal Succession,
1.7. Share Capital of the Company, 2.1 Shares, 15.2
Notices, 15.5 Miscellaneous

PROPOSAL #12.: Approve the new Articles of                                 ISSUER          NO           N/A               N/A
Association of the successor Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAHINDRA & MAHINDRA LTD
  TICKER:                N/A             CUSIP:     Y54164135
  MEETING DATE:          7/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at YE 31 MAR 2008 and profit and loss
account for the YE on that date and the report of the
 Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on ordinary [equity]                      ISSUER          YES          FOR               FOR
 shares

PROPOSAL #3.: Re-elect Mr. Anand G. Mahindra as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-elect Mr. A.K. Nanda as a Director,                       ISSUER          YES          FOR               FOR
who retires by rotation

PROPOSAL #5.: Re-elect Mr. Nadir B. Godrej as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-elect Mr. M.M. Murugappan as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #7.: Appoint Messrs. Deloitte Haskins &                           ISSUER          YES          FOR               FOR
Sells, as Chartered Accountants, the retiring
Auditors of the Company, as Auditors, who shall hold
office from the conclusion of this AGM, until the
conclusion of the next AGM of the Company and approve
 to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAHINDRA & MAHINDRA LTD
  TICKER:                N/A             CUSIP:     Y54164135
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without                                     ISSUER          YES          FOR               FOR
modification(s), the Arrangement embodied in the
Scheme of Amalgamation of Punjab Tractors Limited
with Mahindra and Mahindra Limited and their
respective shareholders [the Scheme]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAHINDRA & MAHINDRA LTD
  TICKER:                N/A             CUSIP:     Y54164135
  MEETING DATE:          4/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, subject to the consents, approvals and
permissions being obtained from appropriate
authorities to the extent applicable or necessary and
 in terms of Section 293(1)(a) and other applicable
provisions, if any, of the Companies Act, 1956,
[hereinafter referred to as the Board which term
shall be deemed to include any Committee which the
Board may have constituted or hereinafter constitute
to exercise its powers including the powers conferred
 by this resolution], to transfer, sell or otherwise
dispose of the Land Systems Business forming part of
the Company's Mahindra Defense Systems division
together with congeries of rights of the Company in
such Business to a subsidiary of the Company at such
consideration being not lower than the Net Asset
Value of the aforesaid Land Systems Business and no
such terms and conditions and with effect from such
date and in such manner as the Board may think fit
and to do all such acts, deeds, matters and things as
 may be deemed necessary and/or expedient in the
interest of the Company and incidental thereto to
give effect to this resolution; authorize the Board
to take such steps as may be necessary for obtaining
approvals, statutory, contractual or otherwise in
relation to the above and to settle all questions and
 matters arising out of and/or incidental thereto and
 to sign and execute all deeds, application,
documents and writings that may be required on behalf
 of the Company and also delegate all or any of the
above powers to any Committee of Directors of the
Company for the purpose of implementation of the

PROPOSAL #2.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, subject to the consents, approvals and
permissions being obtained from appropriate
authorities to the extent applicable or necessary and
 in terms of Section 293(1)(a) and other applicable
provisions, if any, of the Companies Act, 1956,
[hereinafter referred to as 'the Board' which term
shall be deemed to include any Committee which the
Board may have constituted or hereinafter constitute
to exercise its powers including the powers conferred
 by this Resolution], to transfer, sell or otherwise
dispose of the Naval Systems Business forming part of
 the Company's Mahindra Defense Systems Division
together with congeries of rights of the Company in
such Business to a subsidiary of the Company at such
consideration being not lower than the Net Asset
Value of the aforesaid Naval Systems Business and on
such terms and conditions and with effect from such
date and in such manner as the Board may think fit
and do all such acts, deeds, matters and things as
may be deemed necessary and/or expedient in the
interest of the Company and incidental thereto give
effect to this resolution; and authorize the Board to
 take such steps as may be necessary for obtaining
approvals, statutory, contractual or otherwise in
relation to the above and to settle all questions and
 matters arising out of and/or incidental thereto and
 to sign and execute all deeds, applications,
documents and writings that may be required on behalf
 of the Company and also to delegate all or any of
the above powers to any Committee of Directors of the
 Company for the purpose of implementation of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAKITA CORPORATION
  TICKER:                N/A             CUSIP:     J39584107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MALAYAN BANKING BHD MAYBANK
  TICKER:                N/A             CUSIP:     Y54671105
  MEETING DATE:          9/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the FYE 30 JUN 2008 together with the
reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of a final dividend                      ISSUER          YES          FOR               FOR
 of 20 sen per share less 26% income tax, for the FYE
 30 JUN 2008

PROPOSAL #3.: Re-elect Tan Sri Dato' Magat Zaharuddin                      ISSUER          YES          FOR               FOR
 Bin Megat Mohd Nor as a Director, who retires by
rotation in accordance with Articles 96 and 97 of the
 Company's Articles of Association

PROPOSAL #4.: Re-elect Tan Sri Dato' Sri Chua Hock                         ISSUER          YES          FOR               FOR
Chin as a Director, who retires by rotation in
accordance with Article 100 of the Company's Articles
 of Association

PROPOSAL #5.: Re-elect Datuk Syed Tamim Ansari Bin                         ISSUER          YES          FOR               FOR
Syed Mohamed as a Director, who retires by rotation
in accordance with Article 100 of the Company's
Articles of Association

PROPOSAL #6.: Re-elect Dato' Aminuddin Bin Md Desa as                      ISSUER          YES          FOR               FOR
 a Director, who retires by rotation in accordance
with Article 100 of the Company's Articles of

PROPOSAL #7.: Re-elect Dato' Sri Abdul Wahid Bin Omar                      ISSUER          YES          FOR               FOR
 as a Director, who retires by rotation in accordance
 with Article 100 of the Company's Articles of
Association

PROPOSAL #8.: Re-appoint Tan Sri Mohamed Basir Bin                         ISSUER          YES          FOR               FOR
Ahmed as a Director of the Company, to hold the
office until the next AGM, who retires pursuant to
Section 129(6) of the Companies Act, 1965

PROPOSAL #9.: Re-appoint Mr. Haji Mohd Hashir Bin                          ISSUER          YES          FOR               FOR
Haji Abdullah as a Director of the Company, to hold
the office until the next AGM, who retires pursuant
to Section 129(6) of the Companies Act, 1965

PROPOSAL #10.: Re-appoint Mr. Teh Soon Poh as a                            ISSUER          YES          FOR               FOR
Director of the Company, to hold the office until the
 next AGM, who retires pursuant to Section 129(6) of
the Companies Act, 1965

PROPOSAL #11.: Approve the payment of the Directors'                       ISSUER          YES          FOR               FOR
fees of MYR 1,117,889.32 for the FYE 30 JUN 2008

PROPOSAL #12.: Re-appoint Messrs Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company for the FY ending 30 JUN
2009 and authorize the Directors to fix their

PROPOSAL #13.: Authorize the Directors, subject                            ISSUER          YES          FOR               FOR
always to the Companies Act, 1965, the Company's
Articles of Association and approval of the relevant
government/regulatory authorities being obtained and
pursuant to Section 132D of the Companies Act, 1965,
to issue shares in the Company at any time until the
conclusion of the next AGM and upon such terms and
conditions and for such purposes as the Directors
may, in their absolute discretion deem fit, provided
that the aggregate number of shares to be issued does
 not exceed 10% of the issued share capital of the
Company for the time being

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MALAYAN BANKING BHD MAYBANK
  TICKER:                N/A             CUSIP:     Y54671105
  MEETING DATE:          3/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to the relevant regulatory approvals being
obtained, including but not limited to the approval
of the Securities Commission for the proposed rights
issue and the approval-in-principle of Bursa Malaysia
 Securities Berhad being obtained for the listing of
and quotation for up to 2,212 million rights Shares
to be issued pursuant to the proposed rights issue,
to provisionally allot by way of a renounceable
rights issue of up to a maximum of 2,212 million
rights Shares at an issue price of MYR 2.74 per share
 to the shareholders of the Company whose names
appear in the record of depositors at the close of
business on the entitlement date to be determined by
the Directors of the Company, on the basis of 9
rights Shares for every 20 existing ordinary shares
of MYR 1.00 each in Maybank [Maybank Shares] held on
such date; and to deal with any fractional
entitlements that may arise from the proposed rights
issue in such manner as they shall in their absolute
discretion deem fit and in the interest of the
Company; the rights Shares to be issued shall upon
issue and allotment, rank equally in all respects
with the existing issued and paid-up Maybank Shares,
save and except that they shall not be entitled to
any dividends, rights, allotments and/or other
distributions, the entitlement date of which precedes
 the date of allotment of the rights Shares for the
purpose hereof, entitlement date means the date as at
 the close of business on which shareholders of the
Company must be registered in order to participate in
 any dividends, rights, allotments or other
distributions; any rights Share which is not validly
taken up or which is not allotted for any reason
whatsoever shall first be made available for excess
shares applications; no offer documents pertaining to
 the proposed rights issue shall be issued or sent to
 shareholders of the Company having registered
addresses outside Malaysia or who have not provided
an address in Malaysia at which such documents may be
 delivered to prior to the entitlement date;
authorize the Directors and the Secretary of the
Company to do all such acts and enter into all such
transactions, arrangements and documents as may be
necessary or expedient in order to give full effect
to the proposed rights issue with full power to
assent to any conditions, modifications, variations
and/or amendments [if any] as may be imposed by any
relevant authorities or consequent upon the
implementation of the said conditions, modifications,

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MALAYSIAN PACIFIC INDUSTRIES BHD
  TICKER:                N/A             CUSIP:     Y56939104
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries to enter into recurrent related party
transactions of a revenue or trading nature as
disclosed in Section 2.3(A) of Part A as set out in
the Circular to shareholders dated 29 SEP 2008 with
Hong Leong Company [Malaysia] Berhad [HLCM] and
persons connected with HLCM as set out in Appendix II
 of the Circular [Hong Leong Group], provided that
such transactions are undertaken in the ordinary
course of business, at arm's length basis and on
commercial terms which are not more favorable to Hong
 Leong Group than those generally available to and/or
 from the public and are not detrimental to the
minority shareholders and that the aggregate value of
 the recurrent related party transactions conducted
during the FY is disclosed in the annual report of
the Company by providing a breakdown of the aggregate
 value of the transactions made during the FY,
amongst others, based on the following information:
(a) the type of the recurrent related party
transactions made; and (b) the names of the related
parties involved in each type of the recurrent
related party transactions made and their
relationship with the Company; [Authority expires
until the conclusion of the next AGM of the Company
following this EGM at which such proposed
shareholders' mandate is passed, at which time it
will lapse, unless by a resolution passed at the
meeting the authority is renewed; or (ii) the
expiration of the period within which the next AGM of
 the Company after that date is required to be held
pursuant to Section 143(1) of the Companies Act, 1965
 [but shall not extend to such extension as may be
allowed pursuant to Section 143(2) of the Companies
Act, 1965]; and authorize the Directors of the
Company to complete and to do all such acts and
things [including executing all such documents as may
 be required] as they may consider expedient or
necessary or in the interest of the Company to give
effect to the transactions contemplated and/or

PROPOSAL #2.: Authorize the Company and/or its                             ISSUER          YES          FOR               FOR
subsidiaries to enter into recurrent related party
transactions of revenue or trading nature disclosed
in Section 2.3(B) of Part A as set out in the
Circular to shareholders dated 29 SEP 2008 with Hong
Leong Investment Holdings PTE. LTD. [HLIH] and
persons connected with HLIH as set out in Appendix II
 of the Circular [Hong Leong Group], provided that
such transactions are undertaken in the ordinary
course of business, at arm's length basis and on
commercial terms which are not more favorable to Hong
 Leong Group than those generally available to and/or
 from the public and are not detrimental to the
minority shareholders and that the aggregate value of
 the recurrent related party transactions conducted
during the FY is disclosed in the annual report of
the Company by providing a breakdown of the aggregate
 value of the transactions made during the FY,
amongst others, based on the following information:
(a) the type of the recurrent related party
transactions made; and (b) the names of the related
parties involved in each type of the recurrent
related party transactions made and their
relationship with the Company; [Authority expires
until the conclusion of the next AGM of the Company
following this EGM at which such proposed
shareholders' mandate is passed, at which time it
will lapse, unless by a resolution passed at the
meeting the authority is renewed; or (ii) the
expiration of the period within which the next AGM of
 the Company after that date is required to be held
pursuant to Section 143(1) of the Companies Act, 1965
 [but shall not extend to such extension as may be
allowed pursuant to Section 143(2) of the Companies
Act, 1965]; and authorize the Directors of the
Company to complete and to do all such acts and
things [including executing all such documents as may
 be required] as they may consider expedient or
necessary or in the interest of the Company to give
effect to the transactions contemplated and/or

PROPOSAL #3.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to the Companies Act, 1965 [Act], rules,
regulations and orders made pursuant to the Act,
provisions of the Company's Memorandum and Articles
of Association and the Listing Requirements of Bursa
Malaysia Securities Berhad [Bursa Securities] and any
 other relevant authority, to make purchases of
ordinary shares of MYR 0.50 each in the Company's
issued and paid-up share capital on Bursa Securities
subject further to the following: (a) the maximum
number of shares which may be purchased and/or held
by the Company shall be equivalent to 10% of the
issued and paid-up share capital of the Company
[Shares] for the time being; (b) the maximum fund to
be allocated by the Company for the purpose of
purchasing the shares shall not exceed the retained
profits and/or the share premium account of the
Company; as of 30 JUN 2008, the audited retained
profits and share premium of the Company were MYR
254.15 million and MYR 249.95 million respectively;
[Authority expires at the conclusion of the next AGM
of the Company, unless earlier as of the shareholders
 of the Company in a general meeting or the
expiration of the period within which the next AGM
after that date is required by law to be held,
whichever occurs first and, in any event, in
accordance with the provisions of the Listing
Requirements of Bursa Securities or any other
relevant authority]; and to take all such steps as
are necessary or expedient to implement or to effect
the purchase(s) of the shares; and to deal with any
shares so purchased and any existing treasury shares
[Said Shares] in the following manner: (i) cancel the
 Said shares; (ii) retain the said shares as treasury
 shares; (iii) retain part of the Said Shares as
treasury shares and cancel the remainder; (iv)
distribute all or part of the Said Shares as
dividends to shareholders, and/or resell on Bursa
Securities and/or cancel all or part of them, or in
any other manner as may be prescribed by the Act,
rules, regulations and orders made pursuant to the
Act and the Listing Requirements of Bursa Securities
and any other relevant authority for the time being
in force and that the authority to deal with the said
 shares shall continue to be valid until all the Said

PROPOSAL #S.1: Approve the deletions, alterations,                         ISSUER          YES          FOR               FOR
modifications, variations and additions to the
Articles of Association of the Company as set out in
Appendix IV of the Circular to shareholders dated 29
SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MALAYSIAN PACIFIC INDUSTRIES BHD
  TICKER:                N/A             CUSIP:     Y56939104
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the payment of the Directors                         ISSUER          YES          FOR               FOR
fees of MYR 220,000 for the FYE 30 JUN 2008 to be
divided amongst the Directors in such manner as the
Directors may determine

PROPOSAL #2.: Re-elect Mr. David Edward Cornley as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Re-elect Mr. Tuan Syed Zaid Bin Syed                         ISSUER          YES          FOR               FOR
Jaffaralbar as a Director

PROPOSAL #4.: Re-appoint Messrs KPMG as the Auditors                       ISSUER          YES          FOR               FOR
of the Company and authorize the Directors to fix
their remuneration

PROPOSAL #5.: Authorize the Directors to exercise the                      ISSUER          YES          FOR               FOR
 power, pursuant to Section 132D of the Companies
Act, 1965, to issue shares in the company not exceed
10% of the total issued capital of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAN AG
  TICKER:                N/A             CUSIP:     D51716104
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the adopted annual                           ISSUER          NO           N/A               N/A
financial statements of MAN AG and the approved
consolidated financial statements for the year ending
 December 31, 2008 in addition to the Management
Report of MAN AG and the MAN Group Management Report
for the 2008 fiscal year as well as the report on the
 Supervisory Board

PROPOSAL #2.: Appropriation of MAN AG's net retained                       ISSUER          NO           N/A               N/A
profits

PROPOSAL #3.: Approval of the Executive Board's                            ISSUER          NO           N/A               N/A
actions
PROPOSAL #4.: Approval of the Supervisory Board's                          ISSUER          NO           N/A               N/A
actions

PROPOSAL #5.: Authorization to purchase and use own                        ISSUER          NO           N/A               N/A
stock

PROPOSAL #6.: Resolution on extension to the                               ISSUER          NO           N/A               N/A
authorization of the Annual General Meeting from June
 3, 2005 concerning creation of Authorized Capital to
 enable stock to be issued to managers and amendments
 to the Articles of Incorporation.

PROPOSAL #7.: Appointment of auditors for the 2009                         ISSUER          NO           N/A               N/A
fiscal year

PROPOSAL #8.: MAN AG's change of legal form to a                           ISSUER          NO           N/A               N/A
Societas Europaea (SE - European Stock Corporation)

PROPOSAL #9.1.: Election of stockholder                                    ISSUER          NO           N/A               N/A
representatives to the Supervisory Board of MAN SE:
Michael Behrendt

PROPOSAL #9.2.: Election of stockholder                                    ISSUER          NO           N/A               N/A
representatives to the Supervisory Board of MAN SE:
Dr. jur. Heiner Hasford

PROPOSAL #9.3.: Election of stockholder                                    ISSUER          NO           N/A               N/A
representatives to the Supervisory Board of MAN SE:
Prof. Dr. rer. pol. Renate Koecher

PROPOSAL #9.4.: Election of stockholder                                    ISSUER          NO           N/A               N/A
representatives to the Supervisory Board of MAN SE:
Hon.-Prof. Dr. techn. h.c. Dipl.-Ing. ETH Ferdinand
K. Piech

PROPOSAL #9.5.: Election of stockholder                                    ISSUER          NO           N/A               N/A
representatives to the Supervisory Board of MAN SE:
Dipl.-Kfm. Stefan W. Ropers

PROPOSAL #9.6.: Election of stockholder                                    ISSUER          NO           N/A               N/A
representatives to the Supervisory Board of MAN SE:
Dr.-Ing. E.h. Rudolf Rupprecht

PROPOSAL #9.7.: Election of stockholder                                    ISSUER          NO           N/A               N/A
representatives to the Supervisory Board of MAN SE:
Dr.-Ing. Ekkehard D. Schulz

PROPOSAL #9.8.: Election of stockholder                                    ISSUER          NO           N/A               N/A
representatives to the Supervisory Board of MAN SE:
Rupert Stadler

PROPOSAL #9.9.: Election of stockholder                                    ISSUER          NO           N/A               N/A
representatives to the Supervisory Board of MAN SE:
Dr. jur. Thomas Kremer (substitute member)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAN GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G5790V156
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' and the                               ISSUER          YES          FOR               FOR
Auditors' reports and the financial statements for
the YE 31 MAR 2008

PROPOSAL #2.: Approve the remuneration report of the                       ISSUER          YES          FOR               FOR
Directors contained in the annual report 2008 document

PROPOSAL #3.: Declare a final dividend on the                              ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #4.: Re-elect Mr. P.M. Colebatch as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #5.: Re-elect Mr. P.H. O'Sullivan as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.: Re-elect Mr. D.M. Eadie as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #7.: Re-elect Mr. G.R. Moreno as a Director                       ISSUER          YES        AGAINST           AGAINST
of the Company

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Compony

PROPOSAL #9.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #10.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
and for the purposes of Section 80 of the Companies
Act 1985 [the Act], to allot relevant securities up
to an aggregate nominal amount of GBP 19,627,924
provided that; [Authority expires the earlier of the
conclusion of the AGM of the Company and 09 OCT
2009]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #S.11: Authorize the Directors of the                             ISSUER          YES          FOR               FOR
Company, pursuant to Section 95 of the Company Act
1985[the Act], to allot equity securities [Section
94(2) of the Act] for cash pursuant to the authority
conferred by the preceding Resolution 10 as if
Section 89[1] shall be limited to: any allotment of
equity securities where such securities have been
offered [whether by way of a right issue, open offer
or otherwise] to holders of ordinary share of 3 3/7
US cents each in the capital of the Company [ordinary
 shares] where the equity securities respectively
attribute to the interest of all holders of ordinary
shares are proportion as specified to the respective
numbers of ordinary shares held by them, subject to
such exclusion and other arrangements as the
Directors may deem necessary or expedient to deal
with fractional entitlements or legal or practical
problems under the laws of, or the requirements of
any recognized regulatory body or any stock exchanges
 in, any territory or otherwise howsoever: and any
allotments [ otherwise than pursuant to sub-paragraph
 a (i)above] of equity securities up to an aggregate
nominal value not exceeding USD 2,940,474.83; the
power conferred on the Directors by this Resolution
11 shall also apply to a sale of treasury shares,
which is an allotment of equity securities by virtue
of Section 94 (3A)of the Act, but with the omission
of the words pursuant to the general authority
conferred by Resolution 10; the Company may make an
offer or agreement before this power has expired
which would or might require equity securities to be
allotted after such expiry and the Directors may
allot securities in pursuance of such offer or
agreement as if the power conferred hereby had not
expired; [Authority expires the earlier of the
conclusion of the AGM of the Company and 09 OCT
2009]; upon the passing of this resolution, the
resolution passed as Resolution 11 at the AGM on 12
JUL 2007, shall be of no further [without prejudice
to any previous exercise of the authorities granted

PROPOSAL #S.12: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
Section 166 of the Companies Act 1985 [the Act], to
make market purchases [Section 163 of the Act] of
ordinary shares of 3 3/7 US cents [ordinary shares]
up to 171,744,343 ordinary shares, at a minimum price
 of 3 3/7 US cents or the starling equivalent of 3
3/7 US cents [calculated on the basis of the spot
rate of exchange in London [as derived from Reuters]
for the purchase of US Dollars with Sterling at 6.00
pm on the day before the relevant purchase] per
ordinary shares: the maximum price which may be paid
for an ordinary shares is an amount equal to 105% of
the average middle market closing prices for such
shares derived from the alternative investment market
 appendix to the Stock Exchange Daily Official List
of the London Stock Exchange Plc, over the previous 5
 business days; [Authority expires the earlier of the
 conclusion of the next AGM of the Company and 09 JAN
 2010]; and the Company, before the expiry, may make
a contract to purchase ordinary shares which will or
may be executed wholly or partly after such expiry;
and upon the passing of this resolution, the
resolution passed as Resolution 12 at the AGM on 12
JUL 2007, as subsequently amended by the resolution
passed at the EGM on 23 NOV 2007, shall be of no
further or effect [without prejudice to the
completion wholly or in part of any contracts by the
Company to purchase ordinary shares entered into
prior to the passing of this resolution

PROPOSAL #S.13: Adopt the form A of the Articles of                        ISSUER          YES          FOR               FOR
Association as the New Articles of Association of the
 Company in substitution for and the exclusion of all
 existing Articles of Association of the Company, as
specified

PROPOSAL #S.14: Approve to increase the authorized                         ISSUER          YES          FOR               FOR
share capital of the Company from USD
147,775,058.29209 and GBP 50,000 to USD
747,775,058,29209 and GBP 50,000 by the creation of
600,000 preference shares of USD 1,000 each in the
capital of the Company, subject to the passing of the
 extraordinary resolution to be comsidred at the
class meeting of ordinary shareholders that this AGM,
 having the rights and subject to the restrictions as
 specified in the Articles of Association of the
Company as adopted pursuant to sub-paragraph of this
Resolution pursuant to Section 80 of the Companies
Act 1985 [the Act], and in addition to any previously
 existing authority conferred upon the Directors
under that Section [including pursuant to Resolution
10] , and authorize the Directors to allot up to
600,000 preference shares of USD 1,000 each in the
capital of the Company [such preference shares being
relevant securities as defined in Section 80 of the
Act]; and [Authority expires on the 5 anniversary of
the passing of this resolution], save that the
Company may before such expiry make an offer or
agreement which would or might require relevant
securities to be allotted after expiry of this
authority and the Directors may allot relevant
securities in pursuance of that offer or agreement as
 if the authority conferred by the resolution had not
 expired; and immediately the end of the class
meeting of ordinary shareholders if Resolution 13 is
passed, the form B of the Articles of Association
produced to the meeting, adopt the new Articles of
Association as specified or if Resolution 12 is not
passed, the Form C of the Articles of Association,

PROPOSAL #S.15: Amend, the outcome of Resolutions 13                       ISSUER          YES          FOR               FOR
and14 and the Extraordinary resolution to be
considered at the class meeting of the ordinary
shareholders that follows this AGM, the Articles of
Association of the Company, whether they be the
current Articles of Association, the form A of the
Articles of Association, the form B Articles of
Association, or the form C of the Articles of
Association [as appropriate] by deleting in Article
87 the reference to GBP 1,000,000 and substituting
thereof GBP 1,500,000, which amendments shall be
deemed to have taken effect from 01 OCT 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAN GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G5790V156
  MEETING DATE:          7/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve the holders of the Ordinary                         ISSUER          YES          FOR               FOR
shares of 3 3/7 US cents each in the capital of the
Company [Ordinary Shares] to sanction and consent to
the passing and implementation of Resolution 14
specified in the notice dated 29 MAY 2008 convening
an AGM of the Company for 10 JUL 2008, and sanction
and consent to each and every variation ,
modification or abrogation of the rights or
privileges attaching to the ordinary shares, in each
case which is or may be effected by or involved in
the passing or implementation of the said resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MANILA ELECTRIC CO MER, PASIG CITY
  TICKER:                N/A             CUSIP:     Y5764J148
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the certification of notice and                      ISSUER          YES          FOR               FOR
 quorum

PROPOSAL #3.: Approve the minutes of the annual                            ISSUER          YES          FOR               FOR
meeting of stockholders held on 27 MAY 2008

PROPOSAL #4.: Receive the report of the Chairman and                       ISSUER          YES          FOR               FOR
Chief Executive Officer

PROPOSAL #5.: Receive the report of the President                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the 2007 Audited financial                           ISSUER          YES          FOR               FOR
statements

PROPOSAL #7.: Ratify the Acts of the Board and                             ISSUER          YES          FOR               FOR
Management

PROPOSAL #8.1: Elect Mr. Manuel M. Lopez as the Board                      ISSUER          YES        ABSTAIN           AGAINST
 of Director

PROPOSAL #8.2: Elect Mr. Jose P. De Jesus as a Board                       ISSUER          YES        ABSTAIN           AGAINST
of Director

PROPOSAL #8.3: Elect Mr. Ramon S. Ang as a Board of                        ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #8.4: Elect Mr. Ray C. Espinosa as a Board                        ISSUER          YES        ABSTAIN           AGAINST
of Director

PROPOSAL #8.5: Elect Mr. Estelito P. Mendoza as a                          ISSUER          YES        ABSTAIN           AGAINST
Board of Director

PROPOSAL #8.6: Elect Mr. Napoleon L. Nazareno as a                         ISSUER          YES        ABSTAIN           AGAINST
Board of Director

PROPOSAL #8.7: Elect Mr. Allan T. Ortiz as a Board of                      ISSUER          YES        ABSTAIN           AGAINST
 Director

PROPOSAL #8.8: Elect Mr. Manuel V. Pangilinan as a                         ISSUER          YES        ABSTAIN           AGAINST
Board of Director

PROPOSAL #8.9: Elect Mr. Mario K Surio as a Board of                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #8.10: Elect chief Justice Artemio V.                             ISSUER          YES        ABSTAIN           AGAINST
Panganiban as a Independent Director

PROPOSAL #8.11: Elect Mr. Vicente L. Panlilio as a                         ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #8.12: Elect Mr. Pedro A. Roxas as a                              ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #8.13: Elect Mr. Jeremy Z. Parulan as a                           ISSUER          YES        ABSTAIN           AGAINST
Director for the ensuing year

PROPOSAL #8.14: Elect Mr. Eusebio H. Tanco as a                            ISSUER          YES        ABSTAIN           AGAINST
Director for the ensuing year

PROPOSAL #8.15: Elect Mr. Generoso D. C. Tulagan as a                      ISSUER          YES        ABSTAIN           AGAINST
 Director for the ensuing year

PROPOSAL #8.16: Elect Mr. Cesar E.A. Virata as a                           ISSUER          YES        ABSTAIN           AGAINST
Director for the ensuing year

PROPOSAL #9.: Appoint the External Auditors                                ISSUER          YES          FOR               FOR

PROPOSAL #10.: Other business                                              ISSUER          NO           N/A               N/A

PROPOSAL #11.: Adjournment                                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MANULIFE FINL CORP
  TICKER:                N/A             CUSIP:     56501R106
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. John M. Cassaday as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.2: Elect Mr. Lino J. Celeste as a                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.3: Elect Ms. Gail C.A. Cook-Bennett as a                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.4: Elect Mr. Thomas P. D'Aquino as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.5: Elect Mr. Richard B. Dewolfe as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.6: Elect Mr. Robert E. Dineen, JR. as a                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.7: Elect Mr. Pierre Y. Ducros as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.8: Elect Mr. Donald A. Guloien as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.9: Elect Mr. Scott M. Hand as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #1.10: Elect Mr. Robert J. Harding as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.11: Elect Mr. Luther S. Helms as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.12: Elect Mr. Thomas E. Kierans as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.13: Elect Ms. Lorna R. Marsden as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.14: Elect Mr. Hugh W. Sloan, JR. as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.15: Elect Mr. Gordon G. Thiessen as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #2.: Appoint Ernst & Young LLP as the                             ISSUER          YES          FOR               FOR
Auditors of the Company for 2009

PROPOSAL #S.3: Amend the By-Law No. 2 of the Company                       ISSUER          YES          FOR               FOR
creating Class 1 shares as specified

PROPOSAL #4.1: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt a governance rule
stipulating that the executive compensation policy be
 subject to an advisory vote by the shareholders as
specified

PROPOSAL #4.2: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt a policy whereby 50% of
new candidates to the Board be female, until parity
is reached between men and women

PROPOSAL #4.3: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt a governance rule
limiting the number of Boards on which a Director can

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAPFRE, SA, MADRID
  TICKER:                N/A             CUSIP:     E3449V125
  MEETING DATE:          3/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and examine the individual                           ISSUER          YES          FOR               FOR
annual financial statements for the FYE on 2008

PROPOSAL #2.: Approve the Board of Directors                               ISSUER          YES          FOR               FOR
Management
PROPOSAL #3.: Re-elect the Council                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve the distribution of dividend                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
Issue Capital increase

PROPOSAL #6.: Authorize the Board of Directors with                        ISSUER          YES          FOR               FOR
the express power of delegation for the derivative
acquisition of the Company's own shares by the
Company itself and/or by its subsidiaries

PROPOSAL #7.: Approve the Councils salary report                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #8.: Approve to extend the Auditors account                       ISSUER          YES          FOR               FOR
naming

PROPOSAL #9.: Grant authority to formalize and                             ISSUER          YES          FOR               FOR
execute all Resolutions adopted by the Shareholders
at the general Shareholders meeting for conversion
thereof into a public instrument

PROPOSAL #10.: Approve the agenda                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARFIN INVESTMENT GROUP HOLDING SA, ATHENS
  TICKER:                N/A             CUSIP:     X5188E106
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Annual Financial Statements                      ISSUER          NO           N/A               N/A
 and the consolidated ones for 2008 along with Board
of Directors and Auditor's reports

PROPOSAL #2.: Approve the dismissal of Board of                            ISSUER          NO           N/A               N/A
Director and Chartered Auditor from every
compensational responsibility for 2008

PROPOSAL #3.: Approve, election of a Company of                            ISSUER          NO           N/A               N/A
Chartered Auditors and of 1 ordinary and 1 substitute
 Chartered Auditor for 2009 and determination of
their salaries

PROPOSAL #4.: Approve the report of the nomination                         ISSUER          NO           N/A               N/A
and Remuneration Committee

PROPOSAL #5.: Approve to recall the decisions taken                        ISSUER          NO           N/A               N/A
on b'repeated EGM of 24 NOV 2008 regarding Share
Capital increase, Modification of Article 5 Paragraph
 1 of Company's association

PROPOSAL #6.: Approve the Share capital increase with                      ISSUER          NO           N/A               N/A
 a capitalization of reserves and with a relevant
increase of the nominal share value, modification of
association's Article 5 Paragraph 1

PROPOSAL #7.: Approve the Share capital decrease with                      ISSUER          NO           N/A               N/A
 cash return to Shareholders and with a relevant
decrease of the nominal share value, further
modification of Association's Article 5 Paragraph 1

PROPOSAL #8.: Approve the Share capital increase by                        ISSUER          NO           N/A               N/A
issuing new shares, relevant modification of
Company's association and authorize the Board of
Director members to act accordingly to the ASE

PROPOSAL #9.: Approve the renewal of Board of                              ISSUER          NO           N/A               N/A
Directors authority regarding the issue of corporate
loans

PROPOSAL #10.: Approve the modification of the rules                       ISSUER          NO           N/A               N/A
of the Stock option plan

PROPOSAL #11.: Approve the Share buy back plan                             ISSUER          NO           N/A               N/A

PROPOSAL #12.: Elect the new Board of Director,                            ISSUER          NO           N/A               N/A
appointment of Independent Board of Director members

PROPOSAL #13.: Elect the nomination and Renumeration                       ISSUER          NO           N/A               N/A
Committee

PROPOSAL #14.: Approve to determine the Auditing                           ISSUER          NO           N/A               N/A
Committee

PROPOSAL #15.: Approve the contracts and fees                              ISSUER          NO           N/A               N/A
according to Articles 23A and 24 of Law 2190/1920

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARFIN INVESTMENT GROUP HOLDING SA, ATHENS
  TICKER:                N/A             CUSIP:     X5188E106
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the individual and consolidated                      ISSUER          NO           N/A               N/A
 annual financial statements of the FY 2008, the
respective reports of the Board of Directors and the
Chartered Accountant Auditor

PROPOSAL #2.: Grant discharge to the Members of the                        ISSUER          NO           N/A               N/A
Board and Chartered Accountant Auditor from all
liability with regard to the activities of FY 2008

PROPOSAL #3.: Appoint the accounting auditing firm                         ISSUER          NO           N/A               N/A
and of one ordinary and one substitute Chartered
Accountant Auditor from the body of Chartered
Accountants for the FY 2009, and approve to determine
 their remuneration

PROPOSAL #4.: Approve the report of activities of the                      ISSUER          NO           N/A               N/A
 Nomination and Remuneration Committee to the OGM of
shareholders

PROPOSAL #5.: Approve the revocation of the                                ISSUER          NO           N/A               N/A
resolutions of the 2nd reiterative Extraordinary
General Shareholders' Meeting of the Company held on
24 NOV 2008, under the items 1-4 of its agenda,
regarding the share capital increase of the Company
amendment of Article 5, Paragraph 1 of the Company's
Articles

PROPOSAL #6.: Approve to increase of the Company's                         ISSUER          NO           N/A               N/A
share capital through capitalization of reserves,
with a respective increase of the nominal value of
each share, further amendment of Article 5 paragraph
1 of the Company's Articles

PROPOSAL #7.: Approve to decrease of the Company's                         ISSUER          NO           N/A               N/A
share capital through cash refunding, constructive
dividend, to the shareholders, with a respective
decrease of the nominal value of each share, further
amendment of Article 5 Paragraph 1 of the Company's
Articles

PROPOSAL #8.: Approve to increase of the Company's                         ISSUER          NO           N/A               N/A
share capital through payment in cash through the
issuance of new common registered shares to be issued
 above par by providing the shareholders with the
option to reinvest t he constructive dividend,
further amendment of Article 5, paragraph 1 of the
Company's Articles, determine the issue price of the
new shares and of the other terms of the increase of
the share capital, the listing of the shares to be
issued as a result of the share capital increase at
the Athens Stock Exchange, authorize the Board of
Directors of the Company's to regulate all issues
pertaining to the disposal and the listing of new
shares at the Athens Stock Exchange as well as any

PROPOSAL #9.: Approve to renew the authorization of                        ISSUER          NO           N/A               N/A
the Board of Directors to issue bond loans pursuant
to Articles 3A and 13 of Codified Law 2190/1920 and 1
 of law 3156/2003 and amendment of Article 5,
Paragraph 2 of the Company's Articles

PROPOSAL #10.: Approve to modify the terms of the                          ISSUER          NO           N/A               N/A
stock option plan established by the 2nd reiterative
Extraordinary General Shareholders' Meeting of the
Company's held on 03 SEP 2007, in accordance with
Article 13, paragraph 13 of Codified Law 2190/1920,
including the price of exercise of the options

PROPOSAL #11.: Approve the acquisition of owned                            ISSUER          NO           N/A               N/A
shares pursuant to Article 16 paragraphs 1 and 2 of
Codified Law 2190/1920

PROPOSAL #12.: Elect the new Board of Directors;                           ISSUER          NO           N/A               N/A
appoint Independent Members of the Board

PROPOSAL #13.: Elect the Members to the Nomination                         ISSUER          NO           N/A               N/A
and Remuneration Committee of the Company

PROPOSAL #14.: Approve to establish and elect the                          ISSUER          NO           N/A               N/A
Members of Audit Committee pursuant to Article 37 of
Law 3693/2008

PROPOSAL #15.: Approve the contracts and                                   ISSUER          NO           N/A               N/A
remunerations pursuant to Articles 23A and 24 of
Codified Law 2190/1920

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARFIN INVT GROUP HLDGS SA
  TICKER:                N/A             CUSIP:     X5188E106
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase share capital with                       ISSUER          NO           N/A               N/A
cash payment and issuance of new shares

PROPOSAL #2.: Approve to increase the share capital                        ISSUER          NO           N/A               N/A
for the existing shareholders

PROPOSAL #3.: Approve to define new shares price and                       ISSUER          NO           N/A               N/A
other conditions of the share capital increase, for
cash dividend for the shareholders who will derive
from the share capital increase, introduction of new
shares at market

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
settle all issues regarding the creation of bulletin,
 the granting of approval from Hellenic Capital
Market Commission, the introduction of new shares at
market and all relevant issues

PROPOSAL #5.: Various issues                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARFIN INVT GROUP HLDGS SA
  TICKER:                N/A             CUSIP:     X5188E106
  MEETING DATE:          11/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital,                       ISSUER          NO           N/A               N/A
paid in cash, with issuance of new common registered
shares at an offer price above par, amendment to the
Article 5 Paragraph 1 of the Company's Articles of
Association

PROPOSAL #2.: Approve the abolition or not of the old                      ISSUER          NO           N/A               N/A
 shareholders preemptive rights, regarding the new
shares and to determine the distribution way

PROPOSAL #3.: Approve the determination of the                             ISSUER          NO           N/A               N/A
distribution price of the new share and the rest of
the terms of the share capital increase, entitlement
for the cash dividend of the shares deriving from the
 share capital increase, listing of the new shares to
 be issued following the share capital increase on
the ATHEX

PROPOSAL #4.: Authorize the Company's Board of                             ISSUER          NO           N/A               N/A
Directors, in order to handle all the issues
regarding the preparation of the prospectus, the
grant of clearances and approve, from the Hellenic
Capital Market Committee and the Athens Exchange,
listing of the new shares on the Athens Stock
Exchange and any relevant issue

PROPOSAL #5.: Miscellaneous announcements                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARFIN INVT GROUP HLDGS SA
  TICKER:                N/A             CUSIP:     X5188E106
  MEETING DATE:          11/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the share capital increase,                          ISSUER          NO           N/A               N/A
paid in cash, with issuance of New common registered
shares, at an offer price above par, amendment to
Article 5 paragraph 1 of the CAA

PROPOSAL #2.: Approve the decision taking, for the                         ISSUER          NO           N/A               N/A
abolition or not, of the old shareholders preemptive
rights, regarding the new shares and determination of
 the distribution way

PROPOSAL #3.: Approve to determine the distribution                        ISSUER          NO           N/A               N/A
price of the New share and the rest of the terms of
the share capital increase, entitlement for the cash
dividend of the shares deriving from the share
capital increase, Listing of the new shares to be
issued specified the share capital increase on the

PROPOSAL #4.: Authorize the Company's Board of                             ISSUER          NO           N/A               N/A
Directors, in order to handle all the issues
regarding the preparation of the prospectus, the
grant of clearances and approvals from the Hellenic
Capital Market Committee and the Athens Exchange,
listing of the new shares on the Athens Stock
Exchange and any relevant issue

PROPOSAL #5.: Miscellaneous announcements                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARKS & SPENCER GROUP P L C
  TICKER:                N/A             CUSIP:     G5824M107
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors and                      ISSUER          YES          FOR               FOR
 the financial statements for the 52 weeks ended 29
MAR 2008, together with the report of the Auditors

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare a final dividend of 14.2p per                        ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #4.: Elect Ms. Kate Bostock as a Director,                        ISSUER          YES          FOR               FOR
who were appointed by the Board since the last AGM

PROPOSAL #5.: Elect Mr. Steven Esom as a Director,                         ISSUER          YES          FOR               FOR
who were appointed by the Board since the last AGM

PROPOSAL #6.: Re-elect Sir Stuart Rose as a Director,                      ISSUER          YES          FOR               FOR
 who are retiring by rotation

PROPOSAL #7.: Re-elect Mr. Steven Sharp as a                               ISSUER          YES          FOR               FOR
Director, who are retiring by rotation

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office until
the conclusion of the next general meeting at which
accounts are laid before the Company

PROPOSAL #9.: Approve the Audit Committee determine                        ISSUER          YES          FOR               FOR
the remuneration of the Auditors' on behalf of the
Board

PROPOSAL #10.: Authorize the Directors by Article10                        ISSUER          YES          FOR               FOR
of the Company's Articles of Association; [Authority
expires the earlier of the conclusion of the AGM of
the Company in 2009 or on 28 SEP 2009]; in respect of
 equity securities up to an aggregate nominal amount
[the Section 80 amount] of GBP 132,142,878

PROPOSAL #S.11: Authorize the Directors by Article10                       ISSUER          YES          FOR               FOR
of the Company's Articles of the Association;
[Authority expires the earlier of the conclusion of
the AGM in 2009 or on 28 SEP 2009], in respect of
equity securities issued wholly for cash a) in
connection with a right issue and b) otherwise in
connection with a rights issue up to an aggregate
nominal amount [the Section 89 amount] of GBP
19,821,432

PROPOSAL #S.12: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases [Section 163(3) of the Companies Act 1985]
on the London Stock Exchange of up to 158.5 million
ordinary shares of 25p each representing 10% of the
issued ordinary share of the Company as at 06 MAY
2008, at a pay of 25p for each ordinary shares [being
 the nominal value of an ordinary share] and not more
 than 105% of the average middle market price of the
ordinary share according to the Daily Official List
of the London Stock Exchange, for the 5 business days
 immediately preceding and the price stipulated by
Article 5(1) of the Buy Back and stabilization
regulation [EC number 2273/2003] ; [Authority expires
 the earlier of the conclusion of the AGM of the
Company in 2009 or 28 SEP 2009]; and the Company may
agree before the authority terminates to purchase
ordinary shares and may complete such a purchase even
 though the authority has terminated

PROPOSAL #S.13: Adopt the Articles of Associations in                      ISSUER          YES          FOR               FOR
 substitution for, and to the exclusion of the
existing Articles of Association, with effect from
the conclusion of the AGM, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARUBENI CORPORATION
  TICKER:                N/A             CUSIP:     J39788138
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARUI GROUP CO.,LTD.
  TICKER:                N/A             CUSIP:     J40089104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARUICHI STEEL TUBE LTD.
  TICKER:                N/A             CUSIP:     J40046104
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MARUTI SUZUKI INDIA LTD
  TICKER:                N/A             CUSIP:     Y7565Y100
  MEETING DATE:          9/2/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES        ABSTAIN           AGAINST
sheet as at 31 MAR 2008 and profit and loss account
for the FYE on that date together with the reports of
 the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #3.: Re-appoint Mr. Manvinder Singh Banga as                      ISSUER          YES        ABSTAIN           AGAINST
 a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Amal Ganguli as a                             ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr.Davinder Singh Brar as a                       ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation

PROPOSAL #6.: Re-appoint, pursuant to Section 224 and                      ISSUER          YES        ABSTAIN           AGAINST
 other applicable provisions of the Companies Act,
1956, M/s. Price Waterhouse, Chartered Accountants,
as the retiring Statutory Auditors of the Company to
hold Office from the conclusion of the 27th AGM upto
the conclusion of the 28th AGM of the Company at a
remuneration to be fixed by the Board and
reimbursement of out of pocket expenses incurred in
connection with the audit

PROPOSAL #7.: Appoint Mr. Tsuneo Ohashi as a Director                      ISSUER          YES        ABSTAIN           AGAINST
 of the Company, liable to retire by rotation

PROPOSAL #8.: Appoint Mr. Keiichi Asai as a Director                       ISSUER          YES        ABSTAIN           AGAINST
of the Company, liable to retire by rotation

PROPOSAL #9.: Appoint Mr. Kenichi Ayukawa as a                             ISSUER          YES        ABSTAIN           AGAINST
Director of the Company, liable to retire by rotation

PROPOSAL #10.: Appoint, pursuant to Article 91 of the                      ISSUER          YES        ABSTAIN           AGAINST
 Articles of Association of the Company read with
Sections 198, 269, 309 Schedule XIII and all other
applicable provisions of the Companies Act, 1956, Mr.
 Shinzo Nakanishi as a Managing Director and Chief
Executive Officer of the Company with effect from 19
DEC 2007 for a period of 3 years at a remuneration,
as specified

PROPOSAL #11.: Appoint, pursuant to Article 91 of the                      ISSUER          YES        ABSTAIN           AGAINST
 Articles of Association of the Company read with
Sections 198, 269, 309 Schedule XIII and all other
applicable provisions of the Companies Act, 1956, Mr.
 Hirotumi Nagao as a Whole-time Director designated
as a Director and Managing Executive Officer
[Administration] of the Company with effect from 23
SEP 2007 till close of the business hours on 10 JUL
2008 at a specified remuneration

PROPOSAL #12.: Appoint, pursuant to Article 91 of the                      ISSUER          YES        ABSTAIN           AGAINST
 Articles of Association of the Company read with
Sections 198, 269, 309 Schedule XIII and all other
applicable provisions of the Companies Act, 1956, Mr.
 Tsuneo Ohashi as a Whole-time Director designated as
 a Director and Managing Executive Officer
[Production] of the Company with effect from 01 JAN
2008 for a period of 3 year at a specified

PROPOSAL #13.: Appoint, pursuant to Article 91 of the                      ISSUER          YES        ABSTAIN           AGAINST
 Articles of Association of the Company read with
Sections 198, 269, 309 Schedule XIII and all other
applicable provisions of the Companies Act, 1956, Mr.
 Keiichi Asai as a Whole-time Director designated as
a Director and Managing Executive Officer
[Engineering] of the Company with effect from 29 JAN
2008 for a period of 3 year at a specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MASSMART HLDGS LTD
  TICKER:                N/A             CUSIP:     S4799N114
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Adopt the annual financial statements                       ISSUER          YES          FOR               FOR
of the Company and the Group for the YE 30 JUN 2008,
as specified

PROPOSAL #O.2: Re-elect Mr. I.N. Matthews to the                           ISSUER          YES          FOR               FOR
Board of Directors of the Company, who retires by

PROPOSAL #O.3: Re-elect Ms. D.N.M. Mokhobo to the                          ISSUER          YES          FOR               FOR
Board of Directors of the Company, who retires by
rotation

PROPOSAL #O.4: Re-elect Mr. G.M. Pattison to the                           ISSUER          YES          FOR               FOR
Board of Directors of the Company, who retires by

PROPOSAL #O.5: Re-elect Mr. M.J. Rubin to the Board                        ISSUER          YES          FOR               FOR
of Directors of the Company, who retires by rotation

PROPOSAL #O.6: Re-elect Mr. C.S. Seabrooke to the                          ISSUER          YES          FOR               FOR
Board of Directors of the Company, who retires by
rotation

PROPOSAL #O.7: Approve the Non-Executive Directors'                        ISSUER          YES          FOR               FOR
annual remuneration, for the 2009 FY as specified;
Chairman of the Board ZAR 675,000, Deputy Chairman
ZAR 490,000, Directors ZAR 200,000, Committee
Chairman ZAR 200,000, Committee Members ZAR 94,000
with the Members of the Audit Committee receiving an
additional ZAR 25,000 each due to the increased
meetings and responsibilities brought about by the
Corporate Laws amendment Act

PROPOSAL #O.8: Re-elect Messrs. Deloitte & Touche                          ISSUER          YES          FOR               FOR
[with Mr. Andre Dennis as the Audit partner] as the
Company's Auditors for the ensuing FY, as approved by
 the Massmart Audit Committee

PROPOSAL #O.9: Approve to place all the ordinary                           ISSUER          YES          FOR               FOR
shares in the authorized but unissued share capital
of the Company under the control of the Directors in
terms of Section 221(2) of the Companies Act, 1973
[Act 61 of 1973], as amended [the Act], who shall be
authorized to allot and issue such shares to such
person or persons on such terms and conditions as
they may deem fit but not exceeding 5% of the number
of shares already in issue; such allotment will be in
 accordance with the Act and the Listings
Requirements of the JSE Limited [the JSE]

PROPOSAL #O.10: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the JSE Listings Requirements, to issue the ordinary
shares in the authorized but unissued share capital
of the Company for cash to such person or persons on
such terms and conditions as they may deem fit,
subject to the following: the shares shall be of a
class already in issue; the shares shall be issued to
 public shareholders [as defined in the JSE Listings
Requirements] and not to related parties [as defined
in the JSE Listings Requirements]; the issues in the
aggregate in any 1 FY shall not exceed 5% of the
number of shares already in issue; the maximum
discount at which the shares may be issued shall be
10% of the weighted average traded price of the
shares over the 30 business days prior to the date
that the price of the issue is determined or agreed
by the Directors; [Authority expires the earlier of
the Company's next AGM or 15 months]; once the
securities have been issued the Company shall publish
 an announcement in accordance with Paragraph 11.22
of the JSE Listings Requirements

PROPOSAL #O.11: Authorize the Directors, by a way of                       ISSUER          YES          FOR               FOR
a specific authority in terms of paragraph 5.51 of
the Listing Requirements of the JSE Limited to
implement the sale by the Company's wholly-owned
subsidiary Massmart Management & Finance Company
[proprietary] Limited, of 100,000 Massmart ordinary
shares of 1 cent each, at a sale price of 1 cent per
share, which amount will be payable by the
purchasers, who are all non executive Directors of
the Company as specified; Mr. Z.L Combi 20,000
shares, Mr. K.D. Dlamini 20,000 shares, Ms. N.N
Gwagwa 20,000 shares, Ms. P. Langeni 20,000 shares,

PROPOSAL #S.1: Authorize the Company and its                               ISSUER          YES          FOR               FOR
subsidiaries, in terms of Sections 85(2) and 85(3) of
 the Act, and the JSE Listings Requirements, from
time to time to acquire the ordinary and/or
preference shares in the issued share capital of the
Company from such shareholder/s, at such price, in
such manner and subject to such terms and conditions
as the Directors may deem fit, but subject to the
Articles of Association of the Company, the Act and
the JSE Listings Requirements, and provided that:
acquisitions may not be made at a price greater than
10% above the weighted average of the market value
for the shares determined over the 5 business days
prior to the date that the price for the acquisition
is effected; acquisitions in the aggregate in any 1
FY shall not exceed 15% of that class of the
Company's issued share capital; the repurchase of
securities will be effected through the order book
operated by the JSE trading system and will be done
without any prior understanding or arrangement
between the Company and the counter party; the
Company will only appoint 1 agent to effect the
repurchases on the Company's behalf; the Company will
 only undertake a repurchase of securities if, after
such repurchases, the Company complies with the JSE
listing shareholder spread requirements; neither the
Company nor its subsidiaries may repurchase
securities during a prohibited period unless a
repurchase program is in place where the dated and
quantities of securities to be traded during the
relevant period are fixed and where full details of
the programme have been disclosed in an announcement
over SENS prior to the commencement of the prohibited
 period; an announcement complying with 11.27 of the
JSE Listings Requirements will be published by the
Company when the Company and/or its subsidiaries over
 any 12 month period have cumulatively repurchased 3%
 of the Company's issued ordinary and/or preference
share capital and for each 3% in aggregate
thereafter; [Authority expires the earlier of the

PROPOSAL #S.2: Authorize the Company, that Massmart                        ISSUER          YES          FOR               FOR
Management & Finance Company [proprietary] Limited [a
 wholly-owned subsidiary of the Company] and in terms
 of Section 38(2A) of the Act to give financial
assistance by the disposal of 20,000 ordinary shares
in the Company by Massmart Management & Finance
Company [proprietary] Limited to each of Messrs. Z.L
Combi, K.D. Dlamini, N.N. Gwagwa, P. Langeni and
D.N.M. Mokhobo at a purchase price of 1 cent per
share on the terms as set out in the arrangements
concluded between the Company, Massmart Management &
Finance Company [proprietary] Limited and each of
Messrs. Z.L. Combi, K.D. Dlamini, N.N. Gwagwa, P.
Langeni and D.N.M. Mokhobo, which have been initialed
 by the Chairman for identification and tabled at
this AGM; the Directors of the Company are satisfied
that subsequent to the transfer of shares as
specified, the consolidated assets of the Company
fairly valued will be more than its consolidated
liabilities and subsequent to providing the financial
 assistance and for the duration of the transaction,
the Company and Massmart Management & Finance Company
 [proprietary] Limited will able to pay their debts
as they become due in the ordinary course of business

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MATSUI SECURITIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J4086C102
  MEETING DATE:          6/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MATSUMOTOKIYOSHI HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J41208109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MAZDA MOTOR CORPORATION
  TICKER:                N/A             CUSIP:     J41551102
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEDIASET S P A
  TICKER:                N/A             CUSIP:     T6688Q107
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet as of 31 DEC                       ISSUER          NO           N/A               N/A
2008 with the Directors report on Management
activity; the Internal and External Auditors report,
report on consolidated balance sheet as of 31 DEC
2008, the Directors and the External Auditors report

PROPOSAL #2.: Approve the profits distribution;                            ISSUER          NO           N/A               N/A
resolutions related thereto

PROPOSAL #3.: Approve to state the Board of                                ISSUER          NO           N/A               N/A
Directors' Members number

PROPOSAL #4.: Approve to state the Directors term of                       ISSUER          NO           N/A               N/A
office

PROPOSAL #5.: Approve to state the Directors emolument                     ISSUER          NO           N/A               N/A

PROPOSAL #6.: Appoint the Board of Directors Members                       ISSUER          NO           N/A               N/A

PROPOSAL #7.: Approve the proposal to set up a Stock                       ISSUER          NO           N/A               N/A
Option Plan; resolutions related thereto

PROPOSAL #8.: Authorize the Board of Directors to buy                      ISSUER          NO           N/A               N/A
 and dispose of own shares also to supply the Stock
Option Plans, resolution related thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEDIATEK INCORPORATION
  TICKER:                N/A             CUSIP:     Y5945U103
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of endorsement and guarantee                     ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 14per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, staff bonus proposed stock
dividend: 2 for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of asset acquisition or disposal

PROPOSAL #B61.1: Elect Mr. Ming-kai Tsai Shareholder                       ISSUER          YES          FOR               FOR
No: 1 as a Director

PROPOSAL #B61.2: Elect Mr. Jyh-jer Cho Shareholder                         ISSUER          YES          FOR               FOR
No: 2 as a Director

PROPOSAL #B61.3: Elect Mr. Ching-Jiang Hsieh                               ISSUER          YES          FOR               FOR
Shareholder No: 11 as a Director

PROPOSAL #B61.4: Elect National Taiwan University                          ISSUER          YES          FOR               FOR
Shareholder No: 23053 Representative: Mr. Ming-Je
Tang as a Director

PROPOSAL #B61.5: Elect National Chiao Tung                                 ISSUER          YES          FOR               FOR
University/Shareholder No:23286 Representative: Mr.
Chin-Teng Lin as a Director

PROPOSAL #B62.1: Elect National Tsing Hua                                  ISSUER          YES          FOR               FOR
University/Shareholder No:48657 Representative: Mr.
Chung-Lang Liu as a Supervisor

PROPOSAL #B62.2: Elect National Cheng Kung                                 ISSUER          YES          FOR               FOR
University/Shareholder No:76347 Representative: Mr.
Yan-Kuin Su as a Supervisor

PROPOSAL #B62.3: Elect Mediatek Capital Corp.                              ISSUER          YES          FOR               FOR
Shareholder No: 2471 Representative: Mr. Paul Wang as
 a Supervisor

PROPOSAL #7.: Approve the proposal to release the                          ISSUER          YES          FOR               FOR
prohibition on Directors from participation in
competitive business

PROPOSAL #8.: Other issues and extraordinary motions                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEDICEO PALTAC HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J3948Z101
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Corporate Demerger                                   ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend Articles to: Change Official                           ISSUER          YES          FOR               FOR
Company Name to MEDIPAL HOLDINGS CORPORATION, Approve
 Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations,
Allow Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEDI-CLINIC CORPORATION LTD
  TICKER:                N/A             CUSIP:     S48510127
  MEETING DATE:          7/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the audited annual financial                         ISSUER          YES          FOR               FOR
statements of the Company and the Group for the YE 31
 MAR 2008

PROPOSAL #2.: Re-appoint PriceWaterhouseCoopers Inc                        ISSUER          YES          FOR               FOR
as the Company Auditor is approved and note that the
individual register auditor who will undertake the
audit for the FYE 31 MAR is Mr. J Loubser

PROPOSAL #3.: Approve the joint remuneration of the                        ISSUER          YES          FOR               FOR
Non-Executive Directors in the amount of ZAR 454,360
for the YE 31 MAR 2008

PROPOSAL #4.1: Ratify the co-option of Dr. R. H.                           ISSUER          YES          FOR               FOR
Bider on 31 MAR 2008 as a Director of the Company

PROPOSAL #4.2: Ratify the co-option of Mr. J. C.                           ISSUER          YES          FOR               FOR
Cohen on 31 MAR 2008 as a Director of the Company

PROPOSAL #4.3: Ratify the co-option of Mr. D. K.                           ISSUER          YES          FOR               FOR
Smith on 31 MAR 2008 as a Director of the Company

PROPOSAL #5.1: Re-elect Dr. R. H. Bider as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Clause 30.10
 of the Company's Articles of Association

PROPOSAL #5.2: Re-elect Mr. J. C. Cohen as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Clause 30.10
 of the Company's Articles of Association

PROPOSAL #5.3: Re-elect Mr. D. K. Smith as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Clause 30.10
 of the Company's Articles of Association

PROPOSAL #5.4: Re-elect Mr. L. J. Alberts as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Clause 30.1 of the Company's Articles of Association

PROPOSAL #5.5: Re-elect Dr. V. E. Msibi as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Clause 30.1
of the Company's Articles of Association

PROPOSAL #5.6: Re-elect Mr. A. A. Raath as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Clause 30.1
of the Company's Articles of Association

PROPOSAL #5.7: Re-elect Mr. J. G. Swiegers as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Clause 30.1 of the Company's Articles of Association

PROPOSAL #5.8: Re-elect Mr. M. H. Visser as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Clause 30.1 of the Company's Articles of Association

PROPOSAL #6.: Approve to place the unissued ordinary                       ISSUER          YES          FOR               FOR
shares in the authorized share capital of the Company
 and authorize the Directors in terms of Section
221(2) of the Companies Act [Act 61 of 1973], as
amended [the Companies Act], to allot and issue any
such shares upon such terms and conditions as the
Directors in their sole discretion may deem fit,
subject to the aggregate number of ordinary shares
available for allotment and issue in terms of this
Resolution being limited to 10% of the number of
ordinary shares in issue 31 MAR 2008 and to the
provisions of the Companies Act, the Articles of
Association of the Company and the JSE Limited [JSE]
Listings Requirements [the JSE Listings Requirements]

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to the Resolution 6, to issue any such
number of ordinary shares from the authorized, but
unissued shares in the share capital of the Company
for cash, as and when the Directors in their sole
discretion deem fit, subject to the Companies Act,
the Articles of Association of the Company and the
JSE Listing Requirements, when applicable, and
specified limitation, namely that, the equity
securities which are the subject of the issue for
cash must be of a class already in issue, or where
this is not the case, must be limited to such
securities or rights that are convertible into a
class already in issue, any such issue will only be
made to public shareholders as specified in the JSE
Listing Requirements and not to related parties; the
number of equity securities which are subject of the
issue for cash shall not exceeding in aggregate in
any 1 FY, 10% of the Company's relevant number of
equity securities in issue that class the number of
securities which may be issued shall be based on the
number of securities of that class in issue added to
those that may be issued in future arising from the
conversion of options/convertible securities, at the
date of such application less any securities of the
class issued, in future arising from
options/convertible securities issued during the
current FY and plus any securities of that class to
be issued pursuant to a rights issue [announced and
irrevocable and underwritten] or acquisition, the
final terms of which has been announced, as though
they were securities in issue at the date of
application; for the purposes of determining the
number of securities which may be issued in any 1
year, account must be taken of dilution effect in the
 year of issue of options/convertible securities, by
including the number of any equity securities which
may be issued in future arising out of the issue of
such options/convertible securities; [Authority
expires until the Company's next AGM or 15 months]; a
 press announcement giving full details, including
the impact on net asset value and earnings per share,
 will be published at the time of any issue
representing, on a cumulative basis within one FY, 5%
 or more of the number of shares in issue prior to
the issue the maximum permitted discount of 10% of
the weighted average trade price on the JSE of those
shares over the 30 business days prior to the date
that the price of the issue is determined or agreed
to by the Directors of the Company, the Resolution 7
is required under the JSE Listing Requirements, to be
 passed by achieving a 75%, as specified

PROPOSAL #S.8: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, as a general authority contemplated in
Section 85(2) and 85(3) of the Companies Act, the
acquisition/s by the Company and/or any subsidiaries
of the Company, from time to time of the issued
ordinary shares of the Company, from time to time of
the issued ordinary shares of the Company upon such
terms and conditions, but subject to the Articles of
Association of the Company and the provisions of the
Companies Act and the JSE Listing Requirements, any
repurchase of securities will be effected through the
 order book operated by the JSE trading system and
done without any prior understanding or arrangement
between the Company and the counter party; the
Company will only appoint 1 agent to effect any
repurchase(s) on its behalf; any acquisitions by the
Company an/or any subsidiary of the Company of
ordinary shares in aggregate in any 1 FY shall not
exceeding in aggregate 20% of the Company's issued
ordinary share capital at the beginning of the FY,
and the acquisition of shares as treasury stock by
the subsidiary of the Company shall not more than 10%
 of the number of issued shares in the Company; in
determining the price at which the Company's ordinary
 shares are acquired by the Company and/or any
subsidiary of the Company in terms of the authority,
the maximum premium at which such ordinary shares may
 be acquired will be 10% above the weighted average
market price of such shares over the previous 5
trading days immediately preceding the date of the
repurchase of such ordinary shares by the Company
and/or any subsidiary of the Company; the Company
and/or any subsidiary of the Company may not
repurchase securities during a prohibited period, as
specified in the JSE Listings Requirements; after any
 repurchase of securities the Company will continue
to comply with the Listings Requirements concerning
shareholder spread requirements; and [Authority
expires until the Company's next AGM or 15 months]; a
 press announcement will be published giving such
details as may be required in terms of the JSE
Listing Requirements as soon as the Company and/or
subsidiary has cumulatively repurchased 3% of the
number of shares in issue at the date of the passing
this resolution and for each 3% in aggregate of the
initial number of shares in issue acquired
thereafter; the Board has no immediate intention to
use this authority to repurchase Company shares;
however, the Board is of the option that this
authority should be in place should it become
appropriate to undertake a share repurchase in the
future; the Board undertake that they will not
implement the proposed authority to repurchase
shares, unless the Directors are of the opinion that:
 the Company and the Group will be able in the
ordinary course of business to pay its debts for a
period of 12 months after the date of the general
repurchase; the assets of the Company and the Group,
fairly valued in accordance with International
Financial Reporting Standards, will be in excess of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEDIOBANCA - BANCA DI CREDITO FINANZIARIO SPA, MIL
  TICKER:                N/A             CUSIP:     T10584117
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #o.1: Approve to allocate the profits at 30                       ISSUER          NO           N/A               N/A
JUNE 2008 and dividend distribution

PROPOSAL #o.2: Approve the possible measures in                            ISSUER          NO           N/A               N/A
compliance with Article 2409 Duodecies, 7 item of the
 Italian Civil Code [Surveillance's Council]

PROPOSAL #E.1: Adopt the Corporate ByLaws based on                         ISSUER          NO           N/A               N/A
the traditional model

PROPOSAL #o31.1: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Cesare Geronzi to
 the Board of Directors and approve the related
compensation

PROPOSAL #o31.2: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Alberto Nagel to
the Board of Directors and approve the related

PROPOSAL #o31.3: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Renato Pagliaro
to the Board of Directors and approve the related
compensation

PROPOSAL #O31.4: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Maurizio Cereda
to the Board of Directors and approve the related
compensation

PROPOSAL #O31.5: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Massimo Di Carlo
to the Board of Directors and approve the related
compensation

PROPOSAL #O31.6: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Francesco Saverio
 Vinci to the Board of Directors and approve the
related compensation

PROPOSAL #O31.7: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Dieter Rampl to
the Board of Directors and approve the related

PROPOSAL #O31.8: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Marco Tronchetti
Provera to the Board of Directors and approve the
related compensation

PROPOSAL #O31.9: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Jean Azema to the
 Board of Directors and approve the related

PROPOSAL #O3110: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Tarak Ben Ammar
to the Board of Directors and approve the related
compensation

PROPOSAL #O3111: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Gilberto Benetton
 to the Board of Directors and approve the related
compensation

PROPOSAL #O3112: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Ms. Marina Berlusconi
 to the Board of Directors and approve the related
compensation

PROPOSAL #O3113: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Antoine Bernheim
to the Board of Directors and approve the related
compensation

PROPOSAL #O3114: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Roberto
Bertazzoni to the Board of Directors and approve the
related compensation

PROPOSAL #O3115: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Vincent Bollore
to the Board of Directors and approve the related
compensation

PROPOSAL #O3116: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Angelo Caso to
the Board of Directors and approve the related

PROPOSAL #O3117: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Ennio Doris to
the Board of Directors and approve the related

PROPOSAL #O3118: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Pietro Ferrero to
 the Board of Directors and approve the related
compensation

PROPOSAL #O3119: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Ms. Jonella Ligresti
to the Board of Directors and approve the related
compensation

PROPOSAL #O3120: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Fabrizio
Palenzona to the Board of Directors and approve the
related compensation

PROPOSAL #O3121: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Carlo Pesenti to
the Board of Directors and approve the related

PROPOSAL #O3122: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Eric Strutz to
the Board of Directors and approve the related

PROPOSAL #O3123: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Eugenio Pinto to
the Board of Directors and approve the related

PROPOSAL #O32.1: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Marco Parlangeli
to the Board of Directors and approve the related
compensation

PROPOSAL #O32.2: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: appoint Mr. Attilio Di Cunto
to the Board of Directors and approve the related
compensation

PROPOSAL #O41.1: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: elect Ms. Gabriele Villa to
the Statutory Audit Committee [Standing Auditor] and
approve to state their emolument

PROPOSAL #O41.2: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: elect Mr. Maurizia Angelo
Comneno to the Statutory Audit Committee [Standing
Auditor] and approve to state their emolument

PROPOSAL #O41.3: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: elect Ms. Alberto Dalla
Libera to the Statutory Audit Committee [Standing
Auditor] and approve to state their emolument

PROPOSAL #O41.4: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: elect Mr. Guido Croci to the
Statutory Audit Committee [Alternate Auditor] and
approve to state their emolument

PROPOSAL #O41.5: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: elect Mr. Ugo Rock to the
Statutory Audit Committee [Alternate Auditor] and
approve to state their emolument

PROPOSAL #O42.1: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: elect Mr. Marco Reboa to the
Statutory Audit Committee [Standing Auditor] and
approve to state their emolument

PROPOSAL #O42.2: PLEASE NOTE THAT THIS RESOLUTION IS                       ISSUER          NO           N/A               N/A
A SHAREHOLDER PROPOSAL: elect Mr. Umberto Rangoni to
the Statutory Audit Committee [Alternate Auditor] and
 approve to state their emolument

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEDIOLANUM SPA
  TICKER:                N/A             CUSIP:     T66932111
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statement and                         ISSUER          NO           N/A               N/A
consolidated financial statement at 31 DEC 2008, the
Board of Directors, Auditors and audit firm report

PROPOSAL #O.2: Appoint a regular Auditor and an                            ISSUER          NO           N/A               N/A
alternate Auditor

PROPOSAL #O.3: Grant authority to buy and sell own                         ISSUER          NO           N/A               N/A
shares

PROPOSAL #O.4: Amend the Shareholdings Plan                                ISSUER          NO           N/A               N/A

PROPOSAL #O.5: Approve the resolutions in conformity                       ISSUER          NO           N/A               N/A
with the Article 5 decree of the budget and economic
planning minister and appoint a Board of Directors
Member

PROPOSAL #E.1: Approve to cancel the delegation to                         ISSUER          NO           N/A               N/A
the Board of Directors, under the provisions of the
Article 2443 Civil Code of the authority to increase
in share capital, consequent amendments to the
Article 6 of Corporate Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEGA FINANCIAL HOLDING COMPANY
  TICKER:                N/A             CUSIP:     Y59456106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of corporate bonds                     ISSUER          NO           N/A               N/A

PROPOSAL #A.4: To report the status of assets                              ISSUER          NO           N/A               N/A
impairment

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.25 per share

PROPOSAL #B31.1: Elect Ministry of Finance,                                ISSUER          YES          FOR               FOR
R.O.C./Shareholder No: 100001, representative: Mr.
Rong-Jou Wang as a Director

PROPOSAL #B31.2: Elect Ministry of Finance,                                ISSUER          YES          FOR               FOR
R.O.C./Shareholder No: 100001, representative: Mr.
Kuang-Si Shiu as a Director

PROPOSAL #B32.1: Elect National Development Fund,                          ISSUER          YES          FOR               FOR
Executive Yuan, R.O.C./Shareholder No: 300237,
representative: Mr. Yaw-Chung Liao as a Supervisor

PROPOSAL #B32.2: Elect Bank of Taiwan Company                              ISSUER          YES          FOR               FOR
Limited/Shareholder No: 637985; representative: Mr.
Justin Jan-Lin Wei as a Supervisor

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.6: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEIJI DAIRIES CORPORATION
  TICKER:                N/A             CUSIP:     J41723115
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Incorporation of a Parent                             ISSUER          YES        AGAINST           AGAINST
Company through Joint Share Transfer

PROPOSAL #2: Amend the Articles of Incorporation                           ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEIJI SEIKA KAISHA,LTD.
  TICKER:                N/A             CUSIP:     J41766106
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Incorporation of a Parent                             ISSUER          YES        AGAINST           AGAINST
Company through Joint Share Transfer

PROPOSAL #2: Amend the Articles of Incorporation                           ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEINL EUROPEAN LAND LIMITED
  TICKER:                N/A             CUSIP:     G5965A102
  MEETING DATE:          7/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual statement of account                      ISSUER          YES          FOR               FOR
 and report of Board of Director and the Balance
Sheet Auditors

PROPOSAL #2.: Re-elect KPMG as the Balance Sheet                           ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #3.: Authorize the Board of Director to                           ISSUER          YES          FOR               FOR
decide upon remuneration for the Balance Sheet Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEINL EUROPEAN LAND LIMITED
  TICKER:                N/A             CUSIP:     G5965A102
  MEETING DATE:          7/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve: to change name of the Company;                      ISSUER          YES          FOR               FOR
 to adopt the Amended Articles; to convert the shares
 of the Company to no par value shares; to adopt the
Interim Memorandum; to convert the shares of the
Company to par value shares; to adopt the New
Memorandum and Articles; and to increase the
authorized share capital of the Company

PROPOSAL #2.: Approve: the repurchase of 150,000,000                       ISSUER          YES          FOR               FOR
ordinary shares of the Company of EUR 5.00 each in
the capital of the Company that are partly paid up as
 to EUR 0.01 each; and the Tshela Repurchase Agreement

PROPOSAL #3.: Approve: the repurchase of the shares                        ISSUER          YES          FOR               FOR
of the Company represented by the 88,815,000
Certificates currently held for the benefit of the
Company by Somal; and the Somal Repurchase Agreement

PROPOSAL #4.: Approve the transaction contemplated by                      ISSUER          YES          FOR               FOR
 the Master Transaction Agreement as specified

PROPOSAL #5.: Appoint Messrs. Chaim Katzman, Michael                       ISSUER          YES        AGAINST           AGAINST
Bar Haim, Joseph Azrack, Shanti Sen, Peter Linneman,
Thomas William Wernink and Rachel Lavine as the
Directors of the Company; and approve: to accept the
resignations of each of Messrs Georg Kucian, Heinrich
 Schwagler and Karel Romer [together the Retiring
Directors] as the Directors of the Company; and the
terms of resignation and continued indemnification by
 the Company of the Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MELCO INTERNATIONAL DEVELOPMENT LTD
  TICKER:                N/A             CUSIP:     Y59683188
  MEETING DATE:          12/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Service                              ISSUER          YES          FOR               FOR
Arrangement [as specified] and all transactions
contemplated thereunder between the Company's
Subsidiary, Elixir International Limited and
Sociedade de Jogos de Macau, S.A. and authorize the
Directors of the Company [the Directors] to execute
all such documents and do all such acts and things as
 they consider desirable, necessary or expedient in
connection with and to give effect to the Service
Arrangement and all transactions contemplated
thereunder

PROPOSAL #2.: Approve and ratify the Master Agreement                      ISSUER          YES          FOR               FOR
 [as specified] and all transactions contemplated
thereunder between the Company's subsidiary, Elixir
International Limited and Sociedade de Jogos de
Macau, S.A.; approve the cap amounts in respect of
the continuing connected transactions as specified
and authorize the Directors to execute all such
documents and do all such acts and things as they
consider desirable, necessary or expedient in
connection with and to give effect to the Master
Agreement and all transactions contemplated thereunder

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MELCO INTERNATIONAL DEVELOPMENT LTD
  TICKER:                N/A             CUSIP:     Y59683188
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and
Auditors for the FYE 31 DEC 2008

PROPOSAL #2.I.A: Re-elect Mr. Tsui Che Yin, Frank as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #2.I.B: Re-elect Mr. Ng Ching Wo as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.II: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #3.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares of the Company during the
relevant period, on The Stock Exchange of Hong Kong
Limited or any other stock exchange on which the
shares of the Company have been or may be listed and
recognized by the Securities and Futures Commission
under the Hong Kong Code on share repurchases for
such purposes, subject to and in accordance with all
applicable laws and regulations, at such price as the
 Directors may at their discretion determine in
accordance with all applicable laws and regulations,
not exceeding 10% of the aggregate nominal amount of
the issued share capital of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Companies Ordinance to be held]

PROPOSAL #5.I: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, pursuant to Section 57B of the Companies
Ordinance, to allot, issue and deal with additional
shares in the capital of the Company and make or
grant offers, agreements and options during and after
 the relevant period, not exceeding the aggregate of
a) 20% of the aggregate nominal amount of the issued
share capital of the Company; plus b) the nominal
amount of share capital repurchased [up to 10% of the
 aggregate nominal amount of the issued share
capital], otherwise than pursuant to: (i) a rights
issue, (ii) the exercise of any rights of
subscription or conversion under any existing
warrants, bonds, debentures, notes and other
securities issued by the Company which carry rights
to subscribe for or are convertible into shares of
the Company, (iii) any option scheme or similar
arrangement for the time being adopted for the grant
or issue to officers and/or employees of the Company
and/or any of its subsidiaries of shares or rights to
 acquire shares of the Company or (iv) any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of
dividend on shares of the Company in accordance with
the Articles of Association of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is

PROPOSAL #5.II: Authorize the Directors of the                             ISSUER          YES        AGAINST           AGAINST
Company referred to in Resolution 5.I as specified in
 respect of the share capital of the Company referred
 to in Resolution 5.I as specified

PROPOSAL #6.: Approve the proposed amendments to the                       ISSUER          YES        AGAINST           AGAINST
terms of the share option scheme adopted by the
Company at its EGM on 08 MAR 2002 [referred to as
Revised Share Option Scheme after the proposed
amendments have been approved and incorporated], on
dated 29 APR 2009, as specified, and authorize the
Board of Directors of the Company to do all such acts
 and to enter into all such transactions and
arrangements as may be necessary or expedient in
order to give effect to the Revised Share Option

PROPOSAL #S.7: Amend the Articles 2, 3, 5(B), 8, 67,                       ISSUER          YES          FOR               FOR
74, 75, 76, 77, 78, 80, 83, 87, 88, 89, 102(H),
102(I), 152, 167, 171, 173, 174 and 177 of the
Articles of Association of the Company, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MERAFE RES LTD
  TICKER:                N/A             CUSIP:     S01920115
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR
for the Company for the YE 31 DEC 2008

PROPOSAL #2.1: Re-elect Ms. Zanele Matlala as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #2.2: Re-elect Mr. Mzila Mthenjane as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #2.3: Re-elect Mr. Bruce McBride as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Ratify the appointment of Mr. Belese                         ISSUER          YES          FOR               FOR
Majova as an Non-Executive Director to the Board

PROPOSAL #4.: Approve the Non-Executive Directors fee                      ISSUER          YES          FOR               FOR
 for the YE 31 DEC 2008

PROPOSAL #5.: Re-appoint KPMG Inc. as the Auditors                         ISSUER          YES          FOR               FOR
for the ensuring year

PROPOSAL #6.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #7.: Approve the Auditors' remuneration                           ISSUER          YES          FOR               FOR

PROPOSAL #8.S.1: Authorize the Company and or/its                          ISSUER          YES          FOR               FOR
subsidiaries, in terms of the authority granted in
the Articles of Association of the Company, by way of
 a general authority to acquire the Company's shares
upon such terms and condition and in such amounts as
the Directors of the Company may from time to time
decided but subject to the provisions of the
Companies Act 61, of 1973, as amended [the Companies
Act] and subject to the rules and requirement of the
JSE Limited [JSE] Listings requirements [Listing
requirements] as amended provided that: any
repurchases of shares in terms of this authority be
affected through the order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counter-party, such repurchases being effected by
 only one appointed agent of the Company at any point
 in time and may only be effected if after the
repurchase the Company still compiles with the
minimum spread requirements of the Listing
Requirements, authority shall be limited to a maximum
 of 10% of the Company's issued share capital of the
shares in the applicable class at the time that the
authority is granted; any repurchase must not be made
 at a price more than 10% above the weighted average
of the market value of the share for the 5 business
days immediately preceding the date of such
acquisition; the repurchase of shares may not be
effected during prohibited period, as specified in
the Listing Requirements, unless a repurchase
programme is in place, where dates and quantities of
shares to be traded during the prohibited period are
fixed and full details of the programme have been
disclosed in an announcement over SENS prior to the
commencement of the prohibited period; and such
details as may be required in terms of the Listing
Requirements be announced when the Company or its
subsidiaries have cumulatively repurchase 3% of the
shares in issue at the time the authority was given;
and [Authority expires the earlier of the next AGM of

PROPOSAL #9.O.1: Approve that 10% or 104,074,114                           ISSUER          YES          FOR               FOR
ordinary shares of the authorized but unissued share
capital of the Company be placed under the control of
 the Directors of the Company until the next AGM,
with the authority to allot and issue all or part
thereof on such terms and conditions as they may deem
 fit, subject to the provisions of Sections 221 and
222 of the Companies Act, Act 61 of 1973, as amended,
 the Articles of Association of the Company and the
JSE Limited Listings Requirements

PROPOSAL #10.O2: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, until the next AGM, to allot and issue
shares in terms of the Merafe Resources Share Option
Scheme, subject to the provisions of Sections 221 and
 222 of the Companies Act, 61 of 1973, as amended,
the Articles of Association of the Company and the
JSE Limited Listings Requirements

PROPOSAL #11.O3: Authorize the Directors, in terms of                      ISSUER          YES          FOR               FOR
 the JSE Limited [JSE] Listings Requirements, to
issue all or any of the authorized but unissued
ordinary shares of 1 cent each for cash as and when
suitable situations arise, subject to the Companies
Act, Act 61 of 1973, as amended, the Articles of
Association of the Company, and the following
conditions, namely: that a press announcement giving
full details, including the effect on net asset value
 and earnings per share will be published at the time
 of any issue representing, on a cumulative basis,
within 1 FY, 5% of the Company's issued share
capital; that issues in the aggregate in any 1 FY
will not exceed 10% of the Company's issued ordinary
share capital, including instruments which are
compulsorily convertible into shares of that class;
that, in determining the price at which an issue of
shares will be made in terms of this authority, the
maximum discount permitted will be 10% of the
weighted average traded price of the shares in
question, as determined over the 30 days prior to the
 date that the price of the issue is agreed between
the Company and the party subscribing for the
securities; and that there will be no restrictions
regard to the persons to whom the shares may be
issued; provided that such shares are to be issued to
 public shareholders as specified by the JSE and not
to any related parties; [Authority shall not extend
beyond 15 months from the date of this meeting or the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MERCK KGAA
  TICKER:                N/A             CUSIP:     D5357W103
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual

PROPOSAL #2.: Approval of the financial statements                         ISSUER          NO           N/A               N/A
for the 2008 FY

PROPOSAL #3.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 101,535,201.06 as
follows: payment of a dividend of EUR 1.50 per no-par
 share EUR 4,603,512.06 shall be carried forward ex-
dividend and payable date: 06 APR 2009

PROPOSAL #4.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #5.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #6.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: KPMG, Berlin

PROPOSAL #7.: Approval of the control and profit                           ISSUER          NO           N/A               N/A
transfer agreement with the Company's wholly-owned
subsidiary, Lite C-LLL GMBH, effective retroactively
from 01 JAN 2009 for at least 5 years

PROPOSAL #8.1.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Dr. Wolfgang Buechele

PROPOSAL #8.2.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Dr. Hans-Juergen Leuchs

PROPOSAL #9.: Approval of the transmission of                              ISSUER          NO           N/A               N/A
information by electronic means pursuant to Section
30(3)1A of the Securities Trade Act

PROPOSAL #10.: Revision of the participation of the                        ISSUER          NO           N/A               N/A
Company in the results of Mr. E. Merck and the
correspondence amendment to the Article of
Association the participation of the Company in the
results and the capital of Mr. E. Merck shall be
amended so as to make sure that expenses or profits
incurred or made through external financing of Mr. E.
 Merck, adopted in order t o increase Mr. E. Merck .s
 interest in the Company's capital or to buy shares
or options for Company shares, shall not be taken
into account for the results that serve as basis for
the Company's participation results, Section 10(4)1,
Section 27(1) and Section 35(1)1 of the Article of
Association shall be amended accordingly

PROPOSAL #11.: Renewal of authorized capital and the                       ISSUER          NO           N/A               N/A
correspondence amendment to the Article of
Association the existing authorized capital shall be
revoked the Board of Managing Directors shall be
authorized, with the consent of the Supervisory Board
 and Mr. E. Merck, to increase the Company's share
capital by up to EUR 56,521,124.19, through the issue
 of new shares against payment in cash or kind, on or
 before 03 APR 2014, the Board of Managing Directors
shall be authorized, with the consent of the
Supervisory Board, to exclude shareholders,
subscription rights for up to 10% of the Company's
share capital against payment in cash if the shares
are sold at a price not materially below the market
price of the shares, for the implementation of the
right of Mr. E. Merck to participate in a capital
increase through the issue o f shares or warrants and
 for the implementation of the right of Mr. E. Merck
to convert the capital share into equity capital,

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                METALURGICA GERDAU SA
  TICKER:                N/A             CUSIP:     P4834C118
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To take knowledge of the Director's                          ISSUER          NO           N/A               N/A
Accounts, to examine, discuss and approve the
Company's consolidated Financial Statements for the
YE 31 DEC 2008

PROPOSAL #2.: To decide on the allocation of the net                       ISSUER          NO           N/A               N/A
profits from the FY and the distributions of results

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors and set their remuneration

PROPOSAL #4.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee and respective Substitutes and their
remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                METCASH LTD
  TICKER:                N/A             CUSIP:     Q6014C106
  MEETING DATE:          9/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          NO           N/A               N/A
Company and the reports of the Directors and the
Auditors for the YE 30 APR 2008

PROPOSAL #2.A: Re-elect Mr. Peter L. Barnes as a                           ISSUER          YES          FOR               FOR
Director of the Company who retires by rotation under
 Rule 8.1(d) of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Michael R. Jablonski as a                      ISSUER          YES          FOR               FOR
 Director of the Company who retires by rotation
under Rule 8.1(d) of the Company's Constitution

PROPOSAL #2.C: Re-elect Mr. V. Dudley Rubin as a                           ISSUER          YES          FOR               FOR
Director of the Company who retires by rotation under
 Rule 8.1(d) of the Company's Constitution

PROPOSAL #2.D: Re-elect Mr. Neil D. Hamilton as a                          ISSUER          YES          FOR               FOR
Director of the Company who retires under Rule 8.1(d)
 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report that                           ISSUER          YES          FOR               FOR
forms part of the Directors report of the Company for
 the FYE 30 APR 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                METOREX LTD
  TICKER:                N/A             CUSIP:     S5054H106
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.S.1: Approve to increase the authorized                        ISSUER          YES          FOR               FOR
share capital of the Company from ZAR 50 million,
comprising 500 million ordinary shares with a par
value ZAR 0.10 each to ZAR 150 million, comprising
1500 million ordinary shares with a par value of ZAR
0.10 each

PROPOSAL #2.O.1: Authorize the Directors, subject to                       ISSUER          YES          FOR               FOR
the passing of Special Resolution 1 and Ordinary
Resolutions 2, 3, 4, 5, 6, 7 and 8 as specified in
this notice of general meeting, in terms of section
221(2) of the Companies Act, to allot and issue
6,195,262 new ordinary shares in the share capital of
 the Company to Allan Gray at ZAR 2.00 per share in
terms of a specific issue of shares for cash upon the
 terms specified in the agreement between Metorex and
 Allan Gray dated 26 NOV 2008

PROPOSAL #3.O.2: Authorize the Directors, subject to                       ISSUER          YES          FOR               FOR
the passing of Special Resolution 1 and Ordinary
Resolutions 1, 3, 4, 5, 6, 7 and 8 as specified in
this notice of general meeting, in terms of section
221(2) of the Companies Act, to allot and issue
14,455,611 new ordinary shares in the share capital
of the Company to Coronation at ZAR 2.00 per share in
 terms of a specific issue of shares for cash upon
the terms specified in the agreement between Metorex
and Coronation dated 26 NOV 2008

PROPOSAL #4.O.3: Authorize the Directors, subject to                       ISSUER          YES          FOR               FOR
the passing of Special Resolution 1 and Ordinary
Resolutions 1, 2, 4, 5, 6, 7 and 8 as specified in
this notice of general meeting, in terms of section
221(2) of the Companies Act, to allot and issue
92,330,279 new ordinary shares in the share capital
of the Company to the IDC at ZAR 2.00 per share in
terms of a specific issue of shares for cash upon the
 terms specified in the agreement between Metorex and
 the IDC dated 26 NOV 2008

PROPOSAL #5.O.4: Authorize the Directors, subject to                       ISSUER          YES          FOR               FOR
the passing of Special Resolution 1 and Ordinary
Resolutions 1, 2, 3, 5, 6, 7 and 8 as specified in
this notice of general meeting, in terms of section
221(2) of the Companies Act, to allot and issue
32,167,370 new ordinary shares in the share capital
of the Company to Minersa at ZAR 2.00 per share in
terms of a specific issue of shares for cash upon the
 terms specified in the agreement between Metorex and
 Minersa dated 26 NOV 2008

PROPOSAL #6.O.5: Authorize the Directors, subject to                       ISSUER          YES          FOR               FOR
the passing of Special Resolution 1 and Ordinary
Resolutions 1, 2, 3, 4, 6, 7 and 8 as specified in
this notice of general meeting, in terms of section
221(2) of the Companies Act, to allot and issue
6,195,817 new ordinary shares in the share capital of
 the Company to the PIC at ZAR 2.00 per share in
terms of a specific issue of shares for cash upon the
 terms specified in the agreement between Metorex and
 the PIC dated 26 NOV 2008

PROPOSAL #7.O.6: Authorize the Directors, subject to                       ISSUER          YES          FOR               FOR
the passing of Special Resolution 1 and Ordinary
Resolutions 1, 2, 3, 4, 5, 7 and 8 as specified in
this notice of general meeting, in terms of section
221(2) of the Companies Act, to allot and issue
13,260,349 new ordinary shares in the share capital
of the Company to Beankin at ZAR 2.00 per share in
terms of a specific issue of shares for cash upon the
 terms specified in the agreement between Metorex and
 Beankin dated 26 NOV 2008

PROPOSAL #8.O.7: Authorize the Directors, subject to                       ISSUER          YES          FOR               FOR
the passing of Special Resolution 1 and Ordinary
Resolutions 1, 2, 3, 4, 5, 6 and 8 as specified in
this notice of general meeting, in terms of section
221(2) of the Companies Act, to allot and issue
61,000,000 new ordinary shares in the share capital
of the Company to Standard Bank at ZAR 2.00 per share
 in terms of a specific issue of shares for cash upon
 the terms specified in the agreement between Metorex
 and Standard Bank dated 26 NOV 2008

PROPOSAL #9.O.8: Authorize the Directors, subject to                       ISSUER          YES          FOR               FOR
the passing of Special Resolution 1 and Ordinary
Resolutions 1, 2, 3, 4, 5, 6 and 7 as specified in
this notice of general meeting, in terms of section
221(2) of the Companies Act, to allot and issue
16,933,715 new ordinary shares in the share capital
of the Company to Stanlib at ZAR 2.00 per share in
terms of a specific issue of shares for cash upon the
 terms specified in the agreement between Metorex and
 Stanlib dated 26 NOV 2008

PROPOSAL #10.O9: Authorize any Director of the                             ISSUER          YES          FOR               FOR
Company to do all such things as may be necessary to
give effect to Special Resolution 1 and Ordinary
Resolutions 1, 2, 3, 4, 5, 6, 7 and 8 as specified in
 this notice of general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                METOREX LTD
  TICKER:                N/A             CUSIP:     S5054H106
  MEETING DATE:          1/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR
for the YE 30 JUN 2008

PROPOSAL #2.1: Re-elect Mr. C.D.S. Needham as a                            ISSUER          YES        AGAINST           AGAINST
Director, in terms of the Articles of Association of
the Company, who retires by rotation

PROPOSAL #2.2: Appoint Mr. M. Smith as a Director, in                      ISSUER          YES          FOR               FOR
 terms of the Articles of Association of the Company

PROPOSAL #2.3: Appoint Mr. L. Paton as a Director, in                      ISSUER          YES          FOR               FOR
 terms of the Articles of Association of the Company

PROPOSAL #2.4: Appoint Mr. P. Chevalier as a                               ISSUER          YES          FOR               FOR
Director, in terms of the Articles of Association of

PROPOSAL #2.5: Re-elect Mr. R.G. Still as a Director,                      ISSUER          YES          FOR               FOR
 in terms of the Articles of Association of the
Company, who retires by rotation

PROPOSAL #3.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Deloitte & Touche as the                          ISSUER          YES          FOR               FOR
Independent Auditors of Metorex and I.T. Marshall as
the Designated Auditor for the ensuing year

PROPOSAL #5.1O1: Approve, subject to the provisions                        ISSUER          YES        AGAINST           AGAINST
of the Companies Act, 1973 [Act 61 of 1973], as
amended, the authority given to the Directors to
allot and issue, at their discretion, the unissued
share capital of the Company for such purposes as
they may determine, be extended until the Company's

PROPOSAL #5.2O2: Approve, subject to the passing of                        ISSUER          YES          FOR               FOR
ordinary resolution 1, in terms of the Listing
Requirements of the JSE Limited [JSE], to renew the
mandate given to the Directors of the Company in
terms of a general authority to issue securities for
cash, as and when suitable opportunities arise,
subject to the following conditions: the securities
be of a class already in issue; securities be issued
to public shareholders and not to related parties; a
paid press announcement giving full details,
including the impact on net asset value and earnings
per share, be published at the time of any issue
representing, on a cumulative basis within a FY, 5%
or more of the number of securities in issue prior to
 the issue/s; issues in the aggregate in any 1 FY
shall not exceed 15% of the Company's issued share
capital of that class; and, in determining the price
at which an issue of securities will be made in terms
 of this authority, the maximum discount permitted
shall be 10% of the weighted average traded price of
those securities over the 30 business days prior to
the date that the price of the issue is determined or
 agreed by the Directors; [Authority expires until
the Company's next AGM or 15 months]

PROPOSAL #5.3O3: Authorize the Board of Directors in                       ISSUER          YES        AGAINST           AGAINST
terms of Clause 92 of the Articles of Association of
the Company to create and issue options or
convertible securities in the capital of the Company
for cash subject to the following terms and
conditions: issues of shares, options or convertible
securities may not in aggregate in any 1 FY exceed
15% of the number of ordinary shares in issue; that
the options or convertible securities be over a class
 of securities already in issue; securities be issued
 to public shareholders and not to related parties as
 defined in the Listings Requirements of the JSE
Limited; in determining the price at which an issue
of options or convertible securities will be made in
terms of this authority, the maximum discount
permitted shall be 10% of the weighted average traded
 price of those options or convertible securities
over the 30 business days prior to the date that the
price of the issue is determined or agreed by the
Directors; [Authority expires earlier at the
Company's next AGM or 15 months] should the discount
to the market price at the time of exercise of the
option or convertible securities not be known at the
time of grant or issue of the option or convertible
security or if it is known that the discount will
exceed 10% of the 30 day weighted average traded
price of the security at the date of exercise, then
the Company may only proceed if an independent expert
 confirms that the issue is fair to the shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                METRO AG, DUESSELDORF
  TICKER:                N/A             CUSIP:     D53968125
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report and resolution on
 the appropriation of the distributable profit of EUR
 395,571,897.74 as follows: payment of a dividend of
EUR 1.18 per ordinary and EUR 1.298 per preferred
share EUR 9,646,613.54 shall be carried forward ex-
dividend and payable date: 14 MAY 2009

PROPOSAL #2.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #3: Ratification of the Acts of the                               ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #4.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: KPMG AG, Berlin

PROPOSAL #5.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the Company shall be authorized to
acquire own ordinary or preferred shares of up to 10%
 of its share capital, at a price differing neither
more than 5% from the market price of the shares if
they are acquired through the Stock Exchange, nor
more than 10%, if they are acquired by way of a
repurchase offer, on or before 12 NOV 2010, the Board
 of Managing Directors shall be authorized to float
the ordinary shares on Foreign Stock Exchanges, to
use the ordinary shares for Mergers and acquisitions,
 to retire the shares, to dispose of the ordinary
shares in a manner other than the Stock Exchange or
an offer to all shareholders if the shares are sold
at a price not materially below their market price,
to offer the ordinary shares to holders of conversion
 and option rights, and to use the ordinary shares
for satisfying conversion or option rights

PROPOSAL #6.: Resolution on the authorization to                           ISSUER          NO           N/A               N/A
issue convertible and/or warrant Bonds, the creation
of contingent capital, and the correspondent
amendment to the Article of Association
[authorization I] the existing authorization approved
 by the shareholders, meeting of 04 JUN 2004, to
issue convertible and/or warrant Bonds shall be
revoked, the Board of Managing Directors shall be
authorized, with the consent of the Supervisory
Board, to issue bearer Bonds of up to EUR
1,500,000,000 and conferring convertible and/or
option rights for shares of the Company, on or before
 12 MAY 2014, the total amount of bonds issued on
basis of this authorization and the authorization as
per item 7 [authorization II] shall not exceed EUR
1,500,000,000, shareholders shall be granted
subscription rights except for residual amounts, for
the granting of such right to holders of previously
issued convertible and option rights, and for the
issue of Bonds conferring convertible and/or option
rights for shares of the Company of up to 10% of the
share capital at a price not materially below their
theoretical market value, the Company's share capital
 shall be increased accordingly by up to EUR
127,825,000 through the issue of up to 50,000,000 new
 ordinary no-par shares, insofar as convertible

PROPOSAL #7.: Resolution on the authorization to                           ISSUER          NO           N/A               N/A
issue convertible and/or warrant Bonds, the creation
of contingent capital, and the correspondent
amendment to the Article of Association
[authorization II] the Board of Managing Directors
shall be authorized, with the consent of the
Supervisory Board, to issue bearer Bonds of up to EUR
 1,500,000,000 and conferring convertible and/or
option rights for shares of the Company, on or before
 12 MAY 2014, the total amount of Bonds issued on
basis of this authorization [authorization II] and
the authorization as per item 6 [authorization I]
shall not exceed EUR 1,500,000,000, shareholders
shall be granted subscription rights except for
residual amounts, for the granting of such right to
holders of previously issued convertible and option
rights, and for the issue of Bonds conferring
convertible and/or option rights for shares of the
Company of up to 10% of the share capital at a price
not materially below their theoretical market value,
the Company's share capital shall be increased
accordingly by up to EUR 127,825,000 through the
issue of up to 50,000,000 new ordinary no-par shares,
 insofar as convertible and/or option rights are

PROPOSAL #8.: Adjustment of the authorized capital                         ISSUER          NO           N/A               N/A
III, revocation of the authorized capital IV, and the
 correspondent amendments to the Article of
Association the Board of Managing Directors shall be
authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR
225,000,000 through the issue of new ordinary shares
against contributions in cash and/or kind, on or
before 12 MAY 2014 [authorized capital III]
shareholders, subscription rights may be excluded for
 residual amounts, for a capital increase against
payment in kind, for the granting of such rights to
Bond holders, and for a capital increase against cash
 payment of up to 10% of the share capital if the
shares are issued at a price not materially below the
 market price of identical shares, the authorized
capital IV of up to EUR 125,000,000 shall be revoked

PROPOSAL #9.: Amendments to the Article of                                 ISSUER          NO           N/A               N/A
Association in accordance with the law on the
implementation of the shareholder Rights Directive
(ARUG) 9.A Section 15(2), in respect of the day of
convening not being included in the calculation of
the deadline Section 16(1)2, in respect of
shareholders registering with the Company within the
statutory period of time Section 16(2)3, in respect
of shareholders providing evidence of their
shareholding as per the statutory record date 9.B
Section 15, in respect of the heading to this Article
 of Association being adjusted Section 15(3), in
respect of the Board of Managing Directors being
authorized to allow the audiovisual transmission of
the shareholders. meeting Section 16(3), in respect
of the Board of Managing Directors being authorized
to allow shareholders to attend the shareholders,
meeting via electronic means of communication Section

PROPOSAL #10.: Amendment to Section 18(2) of the                           ISSUER          NO           N/A               N/A
Article of Association in respect of proxy-voting
instructions being issued in writing, unless the law
provides otherwise

PROPOSAL #11.: Approval of the control and Profit                          ISSUER          NO           N/A               N/A
Transfer Agreement with the Company's wholly-owned
subsidiary, Metro Elfte Gesellschaft Fuer
Vermoegensverwaltung MBH, effective until at least 31
 DEC 2014

PROPOSAL #12.: Approval of the control and Profit                          ISSUER          NO           N/A               N/A
Transfer Agreement with the Company's wholly-owned
subsidiary, metro Zwoelfte Gesellschaft Fuer
Vermoegensverwaltung MBH, effective until at least 31
 DEC 2014

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                METROPOLITAN BANK & TRUST CO MBTC
  TICKER:                N/A             CUSIP:     Y6028G136
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the certification of notice and                      ISSUER          YES          FOR               FOR
 quorum

PROPOSAL #3.: Approve the minutes of the annual                            ISSUER          YES          FOR               FOR
meeting of stockholders held on 21 MAY 2008

PROPOSAL #4.: Approve the report to the stockholders                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Ratify the Corporate Acts                                    ISSUER          YES          FOR               FOR

PROPOSAL #6.1: Elect Mr. George S.K. Ty as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.2: Elect Mr. Antonio S. Abacan, Jr. as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.3: Elect Mr. Francisco C. Sebastian as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.4: Elect Mr. Arthur Ty as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #6.5: Elect Mr. Carlos A. Pedrosa as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.6: Elect Mr. Edmund A. Go as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #6.7: Elect Mr. Fabian S. Dee as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #6.8: Elect Mr Antonio V. Viray as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.9: Elect Mr. Vy Tonne So as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #6.10: Elect Mr. Renato C. Valencia as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.11: Elect Mr. Remedios L. Macalincag as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #6.12: Elect Mr. Valentin A. Araneta as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Other matters                                                ISSUER          NO           N/A               N/A

PROPOSAL #8.: Adjournment                                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                METROPOLITAN HLDGS LTD
  TICKER:                N/A             CUSIP:     S5064H104
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements of the Company for the FYE 31 DEC 2008,
including the Director's report and the Auditors'
report, as specified

PROPOSAL #2.: Approve the revised annual remuneration                      ISSUER          YES          FOR               FOR
 payable by the Company to Non-executive Directors of
 the Company with effect from 01 JAN 2009 as
specified: the Chairman of the Board remuneration:
Current: ZAR 760,000, Recommended: ZAR 900,000, 18%;
the Non-Executive Directors' remuneration: Current:
ZAR 220,000, Recommended: ZAR 260, 000, 18%; the
Chairperson Audit Committee remuneration: Current:
ZAR 175,000, Recommended: ZAR 192,500, 10%; the
Members remuneration: Current: ZAR 100,000,
Recommended: ZAR 110,000, 10%; the Chairperson
Actuarial Committee remuneration: Current: ZAR
165,000, Recommended: ZAR 181,500, 10%; the Members
remuneration: Current: ZAR 82,500, Recommended: ZAR
90,750, 10%; the Chairpersons Other Committees
remuneration: Current: ZAR 110,000, Recommended: ZAR
121,000, 10%; the Members remuneration: Current: ZAR
55,000, Recommended: ZAR 60,500, 10%

PROPOSAL #3.: Approve, that, as at least one third of                      ISSUER          YES          FOR               FOR
 the Directors are required to retire by rotation as
the Directors of the Company at this AGM and re-
appoint Mr. M. L. Smith as a Director of the Company
with immediate effect, who retires by rotation in
accordance with the Articles of Association of the
Company

PROPOSAL #4.: Approve, that, as at least one third of                      ISSUER          YES          FOR               FOR
 the Directors are required to retire by rotation as
the Directors of the Company at this AGM and re-
appoint Mr. A. H. Sangqu as a Director of the Company
 with immediate effect, who retires by rotation in
accordance with the Articles of Association of the
Company

PROPOSAL #5.: Approve, that, as at least one third of                      ISSUER          YES          FOR               FOR
 the Directors are required to retire by rotation as
the Directors of the Company at this AGM and re-
appoint Mr. M. J. N. Njeke as a Director of the
Company with immediate effect, who retires by
rotation in accordance with the Articles of
Association of the Company

PROPOSAL #6.: Approve, that, as at least one third of                      ISSUER          YES          FOR               FOR
 the Directors are required to retire by rotation as
the Directors of the Company at this AGM and re-
appoint Mrs. B. Paledi as a Director of the Company
with immediate effect, who retires by rotation in
accordance with the Articles of Association of the
Company

PROPOSAL #7.: Authorize any 1 Director of the Company                      ISSUER          YES          FOR               FOR
 or the Company Secretary to take such steps, do all
such things and sign all such documents as may be
necessary or required for the purposes of
implementing the ordinary resolutions proposed at

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                METSO CORPORATION
  TICKER:                N/A             CUSIP:     X53579102
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Calling the meeting to order                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.: Election of the person to confirm the                        ISSUER          NO           N/A               N/A
minutes and verify the counting of votes

PROPOSAL #4.: Approve the recording of the legality                        ISSUER          NO           N/A               N/A
of the meeting

PROPOSAL #5.: Approve the recording attendance at the                      ISSUER          NO           N/A               N/A
 meeting and adoption of the list of votes

PROPOSAL #6.: Receive the financial statements,                            ISSUER          NO           N/A               N/A
report of the Board of Directors and the Auditor's
report for 2008, and the statement by the Supervisory
 Board, presentation of the Chief Executive Officer's

PROPOSAL #7.: Adopt the financial statements and                           ISSUER          YES          FOR               FOR
consolidated financial statements

PROPOSAL #8.: Approve to pay a dividend of EUR 0.70                        ISSUER          YES          FOR               FOR
per share based on the adopted balance sheet for the
FYE 31 DEC 2008, the dividend will be paid to
shareholders registered in the Company's
shareholders' register maintained by the Finnish
Central Securities Depository [Euroclear Finland Ltd]
 on the record date for dividend 03 APR 2009, the
dividend is paid on 15 APR 2009; authorize the Board
of Directors to decide within its discretion, and
when the economic situation of the Company favours
it, on the payment of dividend addition to the
dividend decided in the AGM, however no more than EUR
 0.68 per share, the Board of Directors shall make
its decision no late than 31 DEC 2009, the dividend
paid on the basis of the decision of the Board of
Directors will be paid to the shareholders registered
 in the Company's shareholders' register maintained
by the Finnish Central Securities Depository
[Euroclear Finland Ltd] on the record date decided by
 the Board of Directors, the and to decide the record
 date for dividend and the date for payment of the
dividend, which can at the earliest be the 5th

PROPOSAL #9.: Grant discharge of the members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Chief Executive Officer
from liability

PROPOSAL #10.: Approve to pay the Chairman of the                          ISSUER          YES          FOR               FOR
Board of Directors an annual fee of EUR 92,000, the
Vice-Chairman an annual fee of EUR 56,000 and the
Members of the Board of Directors each an annual fee
of EUR 45,000, additional compensation of EUR 600
shall be paid for the meetings attended including the
 meetings of the Committees of the Board of Directors
 and travel expenses and daily allowance shall be
paid according to Company's Travel Policy

PROPOSAL #11.: Approve to confirm the number of                            ISSUER          YES          FOR               FOR
Members of the Board of Directors to 7

PROPOSAL #12.: Re-elect Messrs: Maija-Liisa Friman,                        ISSUER          YES          FOR               FOR
Christer Gardell, Arto Honkaniemi, Yrjo Neuvo, Jaakko
 Rauramo and Jukka Viinanen as the Members of the
Board of Directors, until the close of AGM in 2010
and elect Mr. Jukka Viinanen as the Chairman of the
Board of Directors and Mr. Jaakko Rauramo as the Vice
 Chairman and Ms. Pia Rudengren as a new Member of
the Board of Directors for the same term

PROPOSAL #13.: Approve to pay the Auditor's fee                            ISSUER          YES          FOR               FOR
against an invoice in accordance with the purchase
principles approved by the Audit Committee

PROPOSAL #14.: Re-elect PricewaterhouseCoopers OY,                         ISSUER          YES          FOR               FOR
Authorized Public Accountants, as the Company's
Auditors; PricewaterhouseCoopers OY has designated
Mr. Johan Kronberg, APA, as the Auditor with
principles responsility

PROPOSAL #15.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide on the repurchase of a maximum of 10,000,000
of Company's own shares; own shares shall be
repurchased in proportion other than that of holdings
 of the shareholders using the non-restricted equity
and acquired through public trading on the NASDAQ OMX
 Helsinki Ltd [Helsinki Stock Exchange] at the share
price prevailing at the time of acquisition; the
shares shall be repurchased in order to develop the
capital structure of the Company or to finance or
carry out future acquisitions, investments or other
arrangements related to the Company's business or as
part of the Company's incentive program; own shares
acquired to the Company may be held, cancelled or
conveyed, the authorization shall include also the
right to take the Company's own shares as pledge to
secure the potential receivables of the Company and
on other matters related to the repurchase of the
Company's own shares; [Authority expires on 30 JUN
2010]; and it revokes the repurchase authorization
given by the AGM on 02 APR 2008

PROPOSAL #16.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide on the issuing of new shares and the conveying
 of own shares held by the Company and to grant
special rights referred to in Chapter 10, Section 1
of the Finnish Companies Act, on the following
conditions; by virtue of the authorization, the Board
 is entitled to decide on the issuing of a maximum of
 15,000,000 new shares and on the conveying of a
maximum 10,000,000 own shares held by the Company;
and to grant special rights referred to in Chapter
10, Section 1 of the Finnish Companies Act, which
carry the right to receive, against payment, new
shares of the Company or the Company's own shares
held by the Company in such a manner that the
subscription price is paid by using the subscriber's
receivables to offset the subscription price
[Convertible bonds], the maximum number of shares to
be issued is 15,000,000 whereby this maximum number
is included in the maximum number of shares noted in
this resolution, the new shares may be issued and the
 own shares held by the Company conveyed either
against payment or for free; and may decide on a free
 share issue also to the Company itself, the number
of shares to be issued to the Company shall not
exceed 10,000,000 including the number of own shares
acquired by the Company by virtue of the
authorization to repurchase the Company's won shares;
 the new shares and the own shares held by the
Company may be issued to the Company's shareholders I
 proportion to their present holding; or by means of
a directed issue, waiving the pre-emptive
subscription rights of the shareholders, if there is
a weighty financial reason for the Company to do so,
such as to develop the capital structure of the
Company or to finance or carry out future
acquisitions, investments or other arrangements
related to the Company's business or as part of the
Company's incentive program, the directed issue can
be for free only if there is an especially weighty
financial reason for the Company to do so, taking the
 interests of all shareholders into account; the
subscription price of new shares issued shall be
recorded in the invested unrestricted equity fund,
the consideration paid for the conveyance of the
Company's own shares shall be recorded in the
invested unrestricted equity fund; and decide on
other matters related to the share issues; [Authority

PROPOSAL #17.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PROPOSAL: approve to establish a
Nomination Committee as specified

PROPOSAL #18.: Closing of the Meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEXICHEM SAB DE CV
  TICKER:                N/A             CUSIP:     P57908132
  MEETING DATE:          9/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the conversion of shares that                        ISSUER          YES        AGAINST           AGAINST
represent the minimum fixed capital into shares
representing the variable part of the share capital
to make equal the theoretical value of the shares
representing both parts of the share capital and, if
relevant, amend Article 6 of the Corporate Bylaws

PROPOSAL #II.: Approve the proposal for complementary                      ISSUER          YES        AGAINST           AGAINST
 resolutions and/or resolutions derived from the
adaptations passed by the EGM of shareholders on 26
JUN 2008, in relation to the increase in the share
capital, through the issuance of unsubscribed shares
for their placement among the investing public
through a primary share offering, under the terms of
Article 53 of the Securities Market Law, subject to
the authorization of the National Banking and
Securities Commission

PROPOSAL #III.: Approve the designation of delegates                       ISSUER          YES          FOR               FOR
who will carry out and formalize the resolutions
passed by the general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEXICHEM SAB DE CV
  TICKER:                N/A             CUSIP:     P57908132
  MEETING DATE:          12/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the proposal and acceptance, if                      ISSUER          YES          FOR               FOR
 relevant, for the payment of a cash dividend in
favor of the share holders of the Company in the
amount of MXN 0.18 per share; resolutions in this

PROPOSAL #II.: Approve the designation of delegates                        ISSUER          YES          FOR               FOR
who will carry out and formalize the resolutions
passed by the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MEXICHEM SAB DE CV
  TICKER:                N/A             CUSIP:     P57908132
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report from the Chief                            ISSUER          YES          FOR               FOR
Executive Officer and on the basis of this report
from the Board of Directors, for the purposes of
Article 28, Part IV, Line B, of the Securities Market
 Law and of Article 172 of the General Mercantile
Companies Law, regarding the transactions and results
 of the FYE on 31 DEC 2008, and the individual and
consolidated audited financial statements of the
Company with its subsidiaries, as well as the report
that is referred to in part XX of Article 86 of the

PROPOSAL #2.: Receive the annual report from the                           ISSUER          YES          FOR               FOR
Corporate practices and Audit Committees of the

PROPOSAL #3.: Approve the resolution regarding the                         ISSUER          YES          FOR               FOR
allocation of results for the FYE on 31 DEC 2008

PROPOSAL #4.: Ratify the Members of the Board of                           ISSUER          YES        AGAINST           AGAINST
Directors, both full and alternate, Secretary and
Vice Secretary, as well as of the Members and
secretary of the Corporate practices and Audit
Committees of the Company

PROPOSAL #5.: Approve to determine the compensation                        ISSUER          YES          FOR               FOR
for the Members of the Board of Directors, as well as
 for the people who make up the corporate practices
and Audit Committees

PROPOSAL #6.: Approve to determinate the maximum                           ISSUER          YES          FOR               FOR
amount of funds that can be allocated, during the
2009 FY, to the purchase of the Company's own shares

PROPOSAL #7.: Receive the annual report from the                           ISSUER          YES          FOR               FOR
Board of Directors regarding the adoption or
modification of the policies in regard to the
acquisition of the Company's own shares and regarding
 the resolutions of said corporate body in relation
to the purchase and/or placement of the Company's own

PROPOSAL #8.: Approve to designate the delegates who                       ISSUER          YES          FOR               FOR
will carry out and formalize the resolutions passed
by the meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MICRO-STAR INTERNATIONAL CO LTD
  TICKER:                N/A             CUSIP:     Y6037K110
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of the local unsecured                           ISSUER          NO           N/A               N/A
convertible bonds

PROPOSAL #A.4: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, staff bonus; proposed stock
dividend: 50 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve to revise the election rules                        ISSUER          YES          FOR               FOR
for the Directors and the Supervisors

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.811: Elect Mr. Hsu, Hsiang as a Director;                      ISSUER          YES          FOR               FOR
 ID No: F120039898

PROPOSAL #B.812: Elect Mr. Huang, Chin-Ching as a                          ISSUER          YES          FOR               FOR
Director; ID No: R121315752

PROPOSAL #B.813: Elect Mr. Lu, Chi-Long as a                               ISSUER          YES          FOR               FOR
Director; ID No: A110320485

PROPOSAL #B.814: Elect Mr. Lin, Wen-Tung as a                              ISSUER          YES          FOR               FOR
Director; ID No: Q120068977

PROPOSAL #B.815: Elect Mr. Yu, Hsien-Neng as a                             ISSUER          YES          FOR               FOR
Director; ID No: G120542837

PROPOSAL #B.816: Elect Mr. Chiang, Sheng-Chang as a                        ISSUER          YES          FOR               FOR
Director; ID No: P120346340

PROPOSAL #B.817: Elect Mr. Shue, Gau-Shan as a                             ISSUER          YES          FOR               FOR
Director; ID No: E120768179

PROPOSAL #B.821: Elect Mr. Hsu, Fen-Lan as a                               ISSUER          YES          FOR               FOR
Supervisor; ID No: A223073951

PROPOSAL #B.822: Elect Mr. Hsu, Jun-Shyan as a                             ISSUER          YES          FOR               FOR
Supervisor; ID No: F121316894

PROPOSAL #B.9: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.10: Other issues                                               ISSUER          YES        AGAINST           AGAINST

PROPOSAL #B.11: Extraordinary motions                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIGDAL INSURANCE & FINANCIAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     M70079120
  MEETING DATE:          10/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Y. Danon as an External                          ISSUER          YES          FOR               FOR
Director for a statutory 3 year period

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIGDAL INSURANCE & FINANCIAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     M70079120
  MEETING DATE:          2/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to purchase D&O insurance cover                      ISSUER          YES          FOR               FOR
 for the year commencing 01 AUG 2009 in the amount of
 USD 100 million for a premium of USD 178,651

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIGROS TURK TAS, ISTANBUL
  TICKER:                N/A             CUSIP:     M7009U105
  MEETING DATE:          9/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and the elect the Presidential                       ISSUER          NO           N/A               N/A
Board

PROPOSAL #2.: Receive the reports of the Board of                          ISSUER          NO           N/A               N/A
Directors, the Auditors and the auditing report of
the External Auditing Institution, namely Basaran Nas
 Bagimsiz Denetim VE Serbest Muhasebeci Mali
Musavirlik A.S., concerning the activities and the
accounts of the period between 01 JAN 2008 and 31 MAY
 2008 and acceptance, acceptance by amendment or
rejection of the recommendation of the Board of
Directors on the balance sheet and the income table
for the period between 01 JAN 2008 and 31 MAY 2008

PROPOSAL #3.: Approve the Companys Members of the                          ISSUER          NO           N/A               N/A
Board of Directors and the Auditors who held office
between 01 JAN 2008 and 31 MAY 2008 for their
activities in the relevant period

PROPOSAL #4.: Approve the elections made to the                            ISSUER          NO           N/A               N/A
Memberships of the Board of Directors within the year
 as per the 315th Article of the Turkish Commercial

PROPOSAL #5.: Approve the elections made to the                            ISSUER          NO           N/A               N/A
Auditors within the year as per the 351st Article of
the Turkish Commercial Law

PROPOSAL #6.: Approve to determine the gross monthly                       ISSUER          NO           N/A               N/A
wages of the Chairman of the Board of Directors, the
Members thereof and the Auditors

PROPOSAL #7.: Approve the recommendation of the Board                      ISSUER          NO           N/A               N/A
 of Directors and amend the 7th Article of the
Companys Articles of Association that concerns the
Management council

PROPOSAL #8.: Approve to determine the number of the                       ISSUER          NO           N/A               N/A
Members of the Board of Directors as 11 and the 2 new
 Members of the Board of Directors pursuant to the
amendment of the 7th Article of the Articles of
Association

PROPOSAL #9.: Authorize the Members of the Board of                        ISSUER          NO           N/A               N/A
Directors, as per the 334th and the 335th Articles of
 the Turkish Commercial Law, to conduct the business
that fall within the scope of the Company personally
or in the name of others, to be sharers in Companies
conducting such businesses and to conduct other
operations

PROPOSAL #10.: Authorize the presidential Board to                         ISSUER          NO           N/A               N/A
sign the minutes of the general Board meeting in the
name of the general Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MINEBEA CO.,LTD.
  TICKER:                N/A             CUSIP:     J42884130
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIRAEASSET SECURITIES CO LTD
  TICKER:                N/A             CUSIP:     Y6074E100
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement cash                         ISSUER          YES          FOR               FOR
dividend: KRW 250 for shares (market price dividend
ratio: 0.3%)

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect Mr. Byung Gu Jang as the Outside                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Elect Mr. Byung Gu Jang as a Auditor                         ISSUER          YES          FOR               FOR
Committee Member (Auditor Committee Member as the
Outside Director)

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIRVAC GROUP
  TICKER:                N/A             CUSIP:     Q62377108
  MEETING DATE:          11/14/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive the financial reports of the                      ISSUER          NO           N/A               N/A
 Mirvac Group and MPT and the Directors' reports and
the Independent Audit report for each entity for the
YE 30 JUN 2008

PROPOSAL #2.a: Re-elect Mr. Peter Hawkins as a                             ISSUER          YES          FOR               FOR
Director of the Mirvac Limited, who retires by
rotation in accordance with Clause 10.3 of the Mirvac
 Limited's Constitution

PROPOSAL #2.b: Re-elect Ms. Penelope Morris AM as a                        ISSUER          YES          FOR               FOR
Director of the Mirvac Limited, who retires by
rotation in accordance with Clause 10.3 of the Mirvac
 Limited's Constitution

PROPOSAL #3.: Adopt the remuneration report of the                         ISSUER          YES          FOR               FOR
Mirvac Limited for the YE 30 JUN 2008

PROPOSAL #4.: Approve, to increase with effect from                        ISSUER          YES          FOR               FOR
01 JUL 2008 the remuneration of Non-Executive
Directors of the Mirvac Limited for services provided
 to the Mirvac Limited or to any of its controlled
entities by AUD 250,000 per annum to an aggregate
maximum sum of AUD 1,450,000 per annum, with such
remuneration to be divided among the Non-Executive
Directors in such proportion and manner as the
Director agree [or in default of agreement, equally]

PROPOSAL #5.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purposes of ASX Listing Rule 10.14 and the
provision of financial assistance [if any] by Mirvac
Group, to the participation by Mr. Nicholas Collishaw
 [Managing Director] in Mirvac Group's Long Term
Performance Plan on the terms of that Plan and as
specified

PROPOSAL #6.: Amend the Distribution Reinvestment                          ISSUER          YES          FOR               FOR
Plan Rule 6.4 as specified

PROPOSAL #S.7.A: Ratify and approve for purposes of                        ISSUER          YES          FOR               FOR
the Constitution of the Mirvac Property Trust ARSN
086 780 645, ASX Listing Rule 7.4 and for all other
purposes, the issue of 57,692,307 stapled securities
to Nakheel Investment (Australia) Pty Ltd and its
related entities pursuant to a capital placement

PROPOSAL #S.7.B: Ratify and approve for purposes of                        ISSUER          YES          FOR               FOR
the Constitution of the Mirvac Property Trust ARSN
086 780 645, ASX Listing Rule 7.4 and for all other
purposes, the issue of 21,317,910 stapled securities
to J. P. Morgan Australia Limited as underwriter of
the Group's Distribution Reinvestment Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MISC BHD, KUALA LUMPUR
  TICKER:                N/A             CUSIP:     Y6080H113
  MEETING DATE:          8/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements for the FYE 31 MAR 2008, the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend of 20 sen per                       ISSUER          YES          FOR               FOR
share [tax exempt] in respect of the FYE 31 MAR 2008

PROPOSAL #3.: Re-elect Mr. Ahmad Nizam Bin Salleh,                         ISSUER          YES          FOR               FOR
who retires in accordance with Article 95 of the
Company's Articles of Association

PROPOSAL #4.i: Re-elect Mr. Tan Sri Dato Sri Mohd                          ISSUER          YES        AGAINST           AGAINST
Hassan Bin Marican as a Director, who retires by
rotation in accordance with Article 97 of the
Company's Articles of Association

PROPOSAL #4.ii: Re-elect Dato' Halipah binti Esa as a                      ISSUER          YES        AGAINST           AGAINST
 Director, who retires by rotation in accordance with
 Article 97 of the Company's Articles of Association

PROPOSAL #4.iii: Re-elect Mr. Krishnan a/l C.K. Menon                      ISSUER          YES        AGAINST           AGAINST
 as a Director, who retires by rotation in accordance
 with Article 97 of the Company's Articles of
Association

PROPOSAL #5.: Approve the payment of the Directors'                        ISSUER          YES          FOR               FOR
fees for the FYE 31 MAR 2008

PROPOSAL #6.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #7.: Re-appoint Dato Sri Liang Kim Bang as a                      ISSUER          YES          FOR               FOR
 Director of the Company, and to hold office until
the next AGM in accordance with Section 129 of the
Companies Act, 1965

PROPOSAL #8.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MISUMI GROUP INC.
  TICKER:                N/A             CUSIP:     J43293109
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITAC INTERNATIONAL CORP
  TICKER:                N/A             CUSIP:     Y60847103
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the the 2008 business reports                       ISSUER          YES          FOR               FOR
and financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.2 per share

PROPOSAL #B.3: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement, guarantee and monetary loans

PROPOSAL #B.5: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI CHEMICAL HOLDINGS CORPORATION
  TICKER:                N/A             CUSIP:     J44046100
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI CORPORATION
  TICKER:                N/A             CUSIP:     J43830116
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

PROPOSAL #6.: Approve reserved retirement                                  ISSUER          YES          FOR               FOR
remuneration for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI ELECTRIC CORPORATION
  TICKER:                N/A             CUSIP:     J43873116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI ESTATE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J43916113
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI GAS CHEMICAL COMPANY,INC.
  TICKER:                N/A             CUSIP:     J43959113
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications , Approve
 Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI HEAVY INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J44002129
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI LOGISTICS CORPORATION
  TICKER:                N/A             CUSIP:     J44561108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI MATERIALS CORPORATION
  TICKER:                N/A             CUSIP:     J44024107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to (1): Approve Minor                         ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.: Amend Articles to (2): Increase                              ISSUER          YES        AGAINST           AGAINST
Authorized Capital to 3,400,000,000 shs.

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI MOTORS CORPORATION
  TICKER:                N/A             CUSIP:     J44131100
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES        AGAINST           AGAINST
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI RAYON COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J44389120
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI TANABE PHARMA CORPORATION
  TICKER:                N/A             CUSIP:     J4448H104
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI UFJ FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J44497105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Reduce
Authorized Capital to 33,920,001,000 shs. due to the
retirement of Class 8 Preferred Shares and Class 12
Preferred Shares , Approve Minor Revisions Related to
 Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUBISHI UFJ LEASE & FINANCE COMPANY LIMITED
  TICKER:                N/A             CUSIP:     J4706D100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Directors and Corporate Auditors, and
Payment of Accrued Benefits associated with Abolition
 of Retirement Benefit System for Current Directors
and Corporate Auditors

PROPOSAL #6: Amend the Compensation to be received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI & CO.,LTD.
  TICKER:                N/A             CUSIP:     J44690139
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI CHEMICALS,INC.
  TICKER:                N/A             CUSIP:     J4466L102
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI ENGINEERING & SHIPBUILDING CO.,LTD.
  TICKER:                N/A             CUSIP:     J44776128
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI FUDOSAN CO.,LTD.
  TICKER:                N/A             CUSIP:     J4509L101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI MINING AND SMELTING COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J44948107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI O.S.K.LINES,LTD.
  TICKER:                N/A             CUSIP:     J45013109
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Change Company's                          ISSUER          YES          FOR               FOR
Location to Minato-ku, Tokyo,Approve Minor Revisions
Related to Dematerialization of Shares and the other
Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Issue of Stock Acquisition Rights for                        ISSUER          YES          FOR               FOR
the Purpose of Executing a Stock Option System to
Executive Officers, General Managers, and Presidents
of the Company's Consolidated Subsidiaries in Japan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUI SUMITOMO INSURANCE GROUP HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J45745106
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and  Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MITSUMI ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J45464120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Amend Articles to: Adopt Reduction of                         ISSUER          YES          FOR               FOR
Liability System for Outside Auditors

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZRAHI TEFAHOT BANK LTD
  TICKER:                N/A             CUSIP:     M9540S110
  MEETING DATE:          8/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          NO           N/A               N/A
the Directors' report for the year 2007

PROPOSAL #2.1: Re-appoint Mr. Yaacov Perry as a                            ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #2.2: Re-appoint Mr. Yuly Ofer as a                               ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #2.3: Re-appoint Mr. Moshe Wertheim as a                          ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #2.4: Re-appoint Mr. Zvi Efrat as a                               ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #2.5: Re-appoint Mr. Yosef Bahat as a                             ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #2.6: Re-appoint Mr. Ron Gazit as a                               ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #2.7: Re-appoint Mr. Leora Ofer as a                              ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #2.8: Re-appoint Mr. Yossi Rosen as a                             ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #2.9: Re-appoint Mr. Abraham Shohat as a                          ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #2.10: Re-appoint Mr. Dov Mishor as a                             ISSUER          YES          FOR               FOR
Officiating Director, the External Directors continue
 in office by provision of law

PROPOSAL #3.: Re-appoint the Accountant-Auditors and                       ISSUER          YES          FOR               FOR
receipt of a report as to their fees in 2007

PROPOSAL #4.: Approve the payment of a bonus in the                        ISSUER          YES        AGAINST           AGAINST
amount of NIS 1.04 million to Mr. Yaacov Perry,
Chairman of the Board, in respect of the results of
the year 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZRAHI TEFAHOT BANK LTD
  TICKER:                N/A             CUSIP:     M9540S110
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to regulatory and                           ISSUER          YES          FOR               FOR
third party approval, the merger of Adanim Mortgage
Bank into Mizrahi Tefahot Bank

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZRAHI TEFAHOT BANK LTD
  TICKER:                N/A             CUSIP:     M9540S110
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the D and O insurance for the                        ISSUER          YES          FOR               FOR
year commencing 01 APR 2009 in the amount of USD 75
Million for a premium of USD 486,200

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZRAHI TEFAHOT BANK LTD
  TICKER:                N/A             CUSIP:     M9540S110
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Discussion of the financial statements                       ISSUER          NO           N/A               N/A
and Directors report for the year 2008

PROPOSAL #2.1: Re-appoint Mr. Yaacov Perry as a                            ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #2.2: Re-appoint Mr. Moshe Wertheim as a                          ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #2.3: Re-appoint Mr. Zvi Efrat as a                               ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #2.4: Re-appoint Mr. Ron Gazit as a                               ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #2.5: Re-appoint Mr. Yosef Bahat as a                             ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #2.6: Re-appoint Mr. Liora Ofer as a                              ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #2.7: Re-appoint Mr. Yossi Rosen as a                             ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #2.8: Re-appoint Mr. Abraham Shohat as a                          ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #2.9: Re-appoint Mr. Dov Mishor as a                              ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #2.10: Re-appoint Mr. Mordechai Mayer as a                        ISSUER          YES          FOR               FOR
Officiating Director; 1 External Director continues
in office by provision of Law

PROPOSAL #3.: Appoint Mr. Gideon Sitterman as an                           ISSUER          YES          FOR               FOR
External Director for a statutory 3 year period

PROPOSAL #4.: Re-appoint the Accountant-Auditors                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZUHO FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J4599L102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Reduce Authorized                         ISSUER          YES          FOR               FOR
Capital to 28,485,271,000 shs., Approve Minor
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZUHO INVESTORS SECURITIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J46013108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZUHO SECURITIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J73348104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Revision of the remuneration of                              ISSUER          YES          FOR               FOR
Directors and Corporate Auditors, and determination
of the amount and specific details of stock option
remuneration

PROPOSAL #5.: Approve Retirement Allowance for                             ISSUER          YES        AGAINST           AGAINST
Retiring Corporate Auditors, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Directors and Corporate
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MIZUHO TRUST & BANKING CO.,LTD.
  TICKER:                N/A             CUSIP:     J45988102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Decrease
Authorized Capital by Reducing Class 1 shares to
155,717,123 shs.

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MMC CORPORATION BHD
  TICKER:                N/A             CUSIP:     Y60574103
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company to carry out and                       ISSUER          YES          FOR               FOR
proceed with the conditional take-over offer to
acquire: all the ordinary shares of MYR 1.00 each in
Aliran Ihsan Resources Berhad and such number of new
AIRB shares that may be issued and allotted prior to
the close of the Proposed Offer pursuant to the
conversion of any outstanding AIRB RCULS for a cash
consideration of MYR 0.90 per AIRB share; and all the
 outstanding AIRB RCULS that have not been converted
on or prior to the close of the Proposed Offer for a
cash consideration of MYR 0.90 per AIRB RCULS; and
authorize the Board of Directors of the Company to
give full effect to the Proposed Offer and if
applicable, any other acquisitions arising from
and/or in connection with the Proposed Offer with
full powers to approve, agree and assent to any
conditions, variations, revaluations, modifications,
and/or amendments in any manner as may be
required/permitted by the relevant authorities or
deemed necessary by the Board of Directors of the
Company, to deal with all matters, incidental,
ancillary to and/or relating thereto and take all
such steps and do all acts and to execute or enter
into all such agreements, arrangements, undertakings,
 indemnities, transfers, extensions, assignments,
deeds, confirmations, declarations and/or guarantees
with any party or parties, to deliver or cause to be
delivered all such documents and to do all such acts
and matters as they may consider necessary to
implement, finalize and give full effect to and
complete the Proposed Offer and if applicable, any
other acquisitions arising from and/or in connection

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MMC CORPORATION BHD
  TICKER:                N/A             CUSIP:     Y60574103
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to the                        ISSUER          YES          FOR               FOR
approval of the relevant authorities, to acquire
2,000,000 ordinary shares of MYR 1.00 each in SATS,
representing the entire issued and paid-up share
capital of SATS for a cash consideration of MYR 1.70
billion from Semark Restu Sdn Bhd and Suria Kemboja
Sdn Bhd [collectively, the Vendors] up on the terms
and conditions as specified; authorize the Directors
of the Company to give full effect to the proposed
SATS acquisition with full powers to negotiate,
approve, agree and/or assent to any conditions,
variations, revaluations, modifications and/or
amendments in any manner as may be required/permitted
 by the relevant authorities or deemed necessary by
the Board, to deal with the matters, incidental,
ancillary to and/or relating thereto, to take all
such steps and to execute and deliver and/or cause to
 be executed and delivered the share purchase
agreement and all such other agreements,
arrangements, undertakings, indemnities, transfers,
extensions, assignments, deeds, confirmations,
declarations and/or guaranteed to any party or
parties and to do all such acts and matters as they
may consider necessary to implement, finalize, and
give full effect to the complete the proposed SATS

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MMC CORPORATION BHD
  TICKER:                N/A             CUSIP:     Y60574103
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008 and the Directors'
and Auditors' report thereon

PROPOSAL #2.: Approve and declare the final single                         ISSUER          YES          FOR               FOR
tier dividend of 2.5 sen per share for the YE 31 DEC
2008 payable on 26 JUN 2009 to the members of the
Company registered at the close of business on 05 JUN
 2009

PROPOSAL #3.: Re-elect Mr. Encik Ooi Teik Huat as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retire pursuant to
Article 85 of the Company's Articles of Association
after the last AGM

PROPOSAL #4.A: Re-elect Dato' Wira Syed Abdul Jabbar                       ISSUER          YES          FOR               FOR
Syed Hassan as a Director of the Company, who retire
in accordance with Article 78 of the Company's
Articles of Association

PROPOSAL #4.B: Re-elect Tan Sri Dato' Ir. [Dr.] Wan                        ISSUER          YES          FOR               FOR
Abdul Rahman Wan Yaacob as a Director of the Company,
 who retire in accordance with Article 78 of the
Company's Articles of Association

PROPOSAL #5.: Appoint Dato' Abdullah Mohd Yusof, as a                      ISSUER          YES          FOR               FOR
 Director of the Company, pursuant to Section 129(6)
of the Act, until the conclusion of the next AGM

PROPOSAL #6.: Approve the Directors' fees of MYR                           ISSUER          YES          FOR               FOR
518,253 for the YE 31 DEC 2008

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company, until the conclusion of
the next AGM and their remuneration be fixed by the

PROPOSAL #8.: Authorize the Board of Directors,                            ISSUER          YES          FOR               FOR
pursuant to Section 132D of the Act of the Company at
 any time until the conclusion of the next AGM of the
 Company upon such terms and conditions and for such
purposes as the Board of Directors may, in its
absolute discretion deem fit, provided that the
aggregate number of shares to be issued does not
exceed 10% of the issued and paid-up capital of the
Company at the time of issue and to obtain the
approval of Bursa Malaysia Securities Berhad [''Bursa
 Securities''] for the listing of and quotation for
the additional shares and other relevant approvals,
as may be necessary

PROPOSAL #9.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
not exceeding MYR 700,000 for each FY commencing from
 the FYE 31 DEC 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MMX MINERACAO E METALICOS S A
  TICKER:                N/A             CUSIP:     P6829U102
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.i: Approve the financial statements and                        ISSUER          YES          FOR               FOR
Independent Auditors report relating to FYE 31 DEC
2008; analysis of Management accounts

PROPOSAL #O.ii: Approve the non-realized profits                           ISSUER          YES          FOR               FOR
reserve and dividends distribution, if applicable

PROPOSAL #O.iii: Elect the Members of the Company's                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #O.iv: Approve the annual compensation                            ISSUER          YES          FOR               FOR
amount of the Members of the Company's Board of

PROPOSAL #E.v: Approve to consolidate the Company's                        ISSUER          YES        AGAINST           AGAINST
Corporate Bylaws, with amendment of Article 5 in
order to reflect the capital increase approved at the
 meeting of the Board of Directors held in 13 OCT 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MOBILEONE LTD
  TICKER:                N/A             CUSIP:     Y8838Q148
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and audited accounts for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final tax exempt [one-tier]                        ISSUER          YES          FOR               FOR
dividend of 7.2 cents per share for the YE 31 DEC 2008

PROPOSAL #3.: Re-appoint, pursuant to Section 153(6)                       ISSUER          YES          FOR               FOR
of the Companies Act [Chapter 50], Mr. Patrick Yeoh
Khwai Hoh as a Director of the Company to hold such
office until the next AGM of the Company

PROPOSAL #4.: Re-appoint, pursuant to Section 153(6)                       ISSUER          YES          FOR               FOR
of the Companies Act [Chapter 50], Mr. Dr Thio Su
Mien as a Director of the Company to hold such office
 until the next AGM of the Company

PROPOSAL #5.: Re-elect, pursuant to Article 92, Dato                       ISSUER          YES          FOR               FOR
Yusof Annuar Yaacob as a Director, who retire in
accordance with Article 91 of the Company's Articles
of Association

PROPOSAL #6.: Re-elect, pursuant to Article 92, Mr.                        ISSUER          YES          FOR               FOR
Roger Barlow as a Director, who retire in accordance
with Article 91 of the Company's Articles of
Association

PROPOSAL #7.: Re-elect Mr. Dato' Sri Jamaludin                             ISSUER          YES          FOR               FOR
Ibrahim as a Director, who retire in accordance with
Article 97 of the Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. Chow Kok Kee as a                               ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 97 of
 the Company's Articles of Association

PROPOSAL #9.: Re-elect Mr. Alan Ow Soon Sian as a                          ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 97 of
 the Company's Articles of Association

PROPOSAL #10.: Approve the Directors' fees of SGD                          ISSUER          YES          FOR               FOR
388,156 for the YE 31 DEC 2008

PROPOSAL #11.: Re-appoint the Auditors and authorize                       ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #12.: Authorize the Directors, to offer and                       ISSUER          YES        AGAINST           AGAINST
grant options in accordance with the provisions of
the MobileOne Share Option Scheme [the Scheme] and to
 allot and issue such shares as may be issued
pursuant to the exercise of the options under the
Scheme, provided always that the aggregated number of
 shares to be issued pursuant to the Scheme shall not
 exceed 10% of the total number of issued ordinary
shares [excluding treasury shares] in the capital of
the Company from time to time

PROPOSAL #13.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company: a) i) to issue shares in the capital of the
Company [shares] whether by way of rights, bonus or
otherwise; and/or ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares; at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any Instrument made or granted
 by the Directors while this resolution was in force,
 provided that: 1) the aggregate number of shares to
be issued pursuant to this Resolution [including
shares to be issued in pursuance of Instruments made
or granted pursuant to this Resolution] does not
exceed 50% of the total number of issued shares
[excluding treasury shares] in the capital of the
Company, of which the aggregate number of shares to
be issued other than on a pro rata basis to
shareholders of the Company [including shares to be
issued in pursuance of Instruments made or granted
pursuant to this Resolution] does not exceed 20% of
the total number of issued shares [excluding treasury
 shares] in the capital of the Company; 2) [subject
to such manner of calculation as may be prescribed by
 the Singapore Exchange Securities Trading Limited
(SGX-ST)] for the purpose of determining the
aggregate number of shares that may be issued, the
percentage of issued share capital shall be based on
the total number of issued shares [excluding treasury
 shares] in the capital of the Company at the time
this Resolution is passed, after adjusting for: i)
new shares arising from the conversion or exercise of
 any convertible securities or share options or
vesting of share awards which are outstanding or
subsisting at the time this Resolution is passed; and
 ii) any subsequent consolidation or subdivision of
shares; 3) in exercising the authority conferred by
this Resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company;
[Authority expires at the earlier of the conclusion
of the next AGM of the Company or the date by which

PROPOSAL #14.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, for the purposes of Sections 76C and 76E of
the Companies Act, Chapter 50 of Singapore [the
Companies Act], to purchase or otherwise acquire
issued ordinary shares in the capital of the Company
[Shares], not exceeding in aggregate the maximum
percentage [as hereafter defined], at such price or
prices as may be determined from time to time up to
the maximum price whether by way of: i) market
purchase(s) on the Singapore Exchange Securities
Trading Limited [SGX-ST]; and/or ii) off-market
purchase(s) [if effected otherwise than on the SGX-ST
 as the case may be, Other Exchange] in accordance
with any equal access scheme(s) as may be determined
or formulated by the Directors as they consider fit,
which satisfies the conditions prescribed by the Act
and otherwise in accordance with all other laws and
regulations and rules of the SGX-ST or, as the case
may be, Other Exchange as may for the time being
applicable [the Share Purchases Mandate]; [Authority
expires the earlier of the date of the next AGM is
held and the date by which next AGM is required by
the Law]; and do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider expedient or necessary to give
 effect to the transactions contemplated and/or
authorized by this resolution

PROPOSAL #15.: Authorize, for the purposes of Chapter                      ISSUER          YES          FOR               FOR
 9 of the Listing manual of the Singapore Exchange
Securities Trading Limited [the Listing Manual], the
Company, its subsidiaries and associated Companies
that are entities at risk [as that term is used in
Chapter 9 of the Listing Manual], or any of them, to
entire into any of the transactions falling within
the types of interested person transaction described
in the circular to shareholders dated 24 MAR 2008[the
 Circular] with any party who is of the class of
interested persons described in the Circular,
provided that such transactions are made on normal
Commercial terms and in accordance with the review
procedures for such interested person transactions,
shall, unless revoked or varied by the Company in a
general meeting, continue in force until the
conclusion of the next AGM of the Company, and
authorize the Directors of the Company to complete
and do all such acts and things[including executing
all such documents as may be required] as they or he
may consider expedient or necessary or in the
interests of the Company to give effect to the
Shareholders Mandate and/or this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MOBISTAR SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B60667100
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Management report of the                         ISSUER          NO           N/A               N/A
Board of Directors on the Companys annual accounts,
for the FYE on the 31 DEC 2008

PROPOSAL #2.: Receive the report of the Statutory                          ISSUER          NO           N/A               N/A
Auditor on the annual accounts

PROPOSAL #3.: Approves the annual accounts for the                         ISSUER          NO           N/A               N/A
FYE on the 31 DEC 2008, including appropriation of
the results as presented therein with distribution of
 a gross dividend of EUR 4.55 per share payable as
specified

PROPOSAL #4.: Grant discharge to the Directors for                         ISSUER          NO           N/A               N/A
fulfilling their mandate

PROPOSAL #5.: Grant discharge to the Auditor for                           ISSUER          NO           N/A               N/A
fulfilling its mandate

PROPOSAL #6.: Amend the Article 24 of the Company's                        ISSUER          NO           N/A               N/A
By-Laws, to bring it in line with the provisions of
the Law of 17 DEC 2008 regarding notably, the
appointment of an Audit Committee in listed
Companies, Banks and Insurance Companies

PROPOSAL #7.: Amend Article 26 of the Company's By-                        ISSUER          NO           N/A               N/A
Laws, to bring it in line with the provisions of the
Law of 17 DEC 2008 regarding notably the appointment
of an Audit Committee in listed Companies, Banks and
in Financial Enterprises

PROPOSAL #8.: Amend Article 47 of the Company's By-                        ISSUER          NO           N/A               N/A
Laws, to bring it in line with the provisions of the
Law of 02 MAY 2007 on disclosure of Major Holdings in
 issuers whose shares are admitted to trading on a
regulated market and laying down miscellaneous
provisions

PROPOSAL #9.: Approve to extend the authorization to                       ISSUER          NO           N/A               N/A
the Board of Directors for a period of 5 years as
from 06 MAY 2009 to acquire the Company's own shares
by purchase or exchange and at a price which shall
not be less than 90% or more than 110% of the average
 closing price for the 5 working days preceding the
purchase or exchange

PROPOSAL #10.: Approve the co-ordination of the By-                        ISSUER          NO           N/A               N/A
Laws   powers; the general meeting confers on Mr.
Johan Van den Cruijce, with the right of
substitution, all powers necessary to co-ordinate the
 text of the Company's By-Laws in accordance with the
 resolution of the present general meeting, to sign
it and to file it with the clerk of the relevant
Commercial Court, in compliance with the applicable

PROPOSAL #11.: Corporate Governance:                                       ISSUER          NO           N/A               N/A
information/discussion

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MOCHIDA PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J46152104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Allow Use of Electronic Systems for Public
Notifications, Adopt Reduction of Liability System
for Outside Directors, Adopt Reduction of Liability
System for Outside Auditors, Allow Use of Treasury
Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MOL MAGYAR OLAJ- ES GAZIPARI RT
  TICKER:                N/A             CUSIP:     X5462R112
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.a: Approve the consolidated financial                          ISSUER          NO           N/A               N/A
statements of MOL Group prepared based on Chapter 10
of the Hungarian Accounting Act, in accordance with
IFRS and the related Auditor's report with total
assets of HUF 2,916 billion and profit attributable
to equity holders of HUF 141 billion and the annual
report of MOL Plc prepared in accordance with
Hungarian Accounting Standards and the related
Auditor's report with total assets of HUF 2,595
billion, net income for the period of HUF [223]
billion and tied-up reserve of HUF 131 billion

PROPOSAL #1.b: Approve to pay no dividend in 2009                          ISSUER          NO           N/A               N/A
connected to the YE 31 DEC 2008 and the total net
income shall be booked as retained earnings

PROPOSAL #1.c: Approve the Corporate Governance                            ISSUER          NO           N/A               N/A
report, based on the Corporate Governance
recommendations of the Budapest Stock Exchange

PROPOSAL #2.: Elect Ernst & Young Konyvvizsgalo Kft.                       ISSUER          NO           N/A               N/A
[1132 Budapest, Vaci ut 20.], namely Judit Szilagyi
[Registration Number: MKVK-001368], substituted in
case of hindrance by Zsuzsanna Bartha [Registration
Number: MKVK-005268], to be the Independent Auditor
of MOL Plc for the year 2009, until the AGM closing
the year but latest 30 APR 2010; the audit fee for
MOL Plc for 2009 to be HUF 77.81 million plus VAT;
approve the specified material elements of the
contract with the Auditor

PROPOSAL #3.: Approve, under Article 12.12 of the                          ISSUER          NO           N/A               N/A
Articles of Association, the work of the Board of
Directors performed in the 2008 business year and
grant waiver to the Board of Directors under Section
30(5) of the Companies Act

PROPOSAL #4.: Authorize the Board of Directors of the                      ISSUER          NO           N/A               N/A
 Company to acquire treasury shares-simultaneously
setting aside the Resolution 8 of the 23 APR 2008
AGM-pursuant to the specified terms and conditions

PROPOSAL #5.a: Elect Dr. Sandor Csanyi as a Member of                      ISSUER          NO           N/A               N/A
 the Board of Directors from 29 APR 2009 until 29 APR
 2014

PROPOSAL #5.b: Elect Dr. Miklos Dobak as a Member of                       ISSUER          NO           N/A               N/A
the Board of Directors from 29 APR 2009 until 29 APR
2014

PROPOSAL #6.a: Approve to dismiss Janos Major from                         ISSUER          NO           N/A               N/A
its position as an Employee Member of the Supervisory
 Board from 01 MAY 2009

PROPOSAL #6.b: Elect Mr. Jozsef Kohan as an Employee                       ISSUER          NO           N/A               N/A
Member of the Supervisory Board from 01 MAY 2009 to
11 OCT 2012

PROPOSAL #7.: Approve the amended Charter of the                           ISSUER          NO           N/A               N/A
Supervisory Board in accordance with the verbal
proposal

PROPOSAL #8.: Approve to repeal its Resolution 25                          ISSUER          NO           N/A               N/A
decided on 27 APR 2006 on the principles and
framework of the long term incentive program of
Managers of MOL, as from the 2009 business year, on
the stipulation that the repeal does not effect the
call-option of the Managers acquired between 01 JAN
2006 and 31 DEC 2008 and to be exercised between 01
JAN 2009 and 31 DEC 2013; ratify the specified
principles and framework of the long term incentive
program of Managers; authorize the Board of Directors
 to determine the details of the long term incentive
system o Managers, and operating it in respect of
Managers, upon which it will inform the general

PROPOSAL #9.a: Amend Article 7.2b of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.b: Amend Article 8.5 of the Articles of                        ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.c: Amend Article 8.6 of the Articles of                        ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.d: Amend Article 10.1.1 of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.e: Amend Article 12.2.b of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.f: Amend Article 12.2.h of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.g: Amend Article 12.2.i of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.h: Amend Article 12.2.l of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.i: Amend Article 12.2.o of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.j: Amend Article 12.3 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.k: Amend Article 12.4 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.l: Amend Article 13.4 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.m: Amend Article 15.2.n of the Articles                        ISSUER          NO           N/A               N/A
of Association as specified

PROPOSAL #9.n: Amend Article 15.4 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.o: Amend Article 15.5 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.p: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
increase the share capital according to the Article
17.d of the Articles of Association to be amended

PROPOSAL #9.q: Approve to pass a decision,                                 ISSUER          NO           N/A               N/A
accordingly authorize the Board of Directors to
increase the share capital until 23 APR 2014, in
compliance with the specified conditions defined in
Article 17.d of the Articles of Association and amend
 Article 17.d of the Articles of Association as

PROPOSAL #9.r: Amend Article 17.e of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #9.s: Approve the cancellation of Point d of                      ISSUER          NO           N/A               N/A
 Article 22.3 of the Articles of Association as
specified

PROPOSAL #9.t: Approve to cancel 27.d of the Articles                      ISSUER          NO           N/A               N/A
 of Association as specified

PROPOSAL #10.: Acknowledge the notice of the                               ISSUER          NO           N/A               N/A
presented Auditor reports

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MONDI LTD
  TICKER:                N/A             CUSIP:     S5274K103
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Elect Mr. Andrew King as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #O.2: Re-elect Mr. Imogen Mkhize as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #O.3: Re-elect Mr. Peter Oswald as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Re-elect Sir John Parker as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #O.5: Receive the report and accounts                             ISSUER          YES          FOR               FOR

PROPOSAL #O.6: Approve the remuneration report                             ISSUER          YES          FOR               FOR

PROPOSAL #O.7: Declare a final dividend                                    ISSUER          YES          FOR               FOR

PROPOSAL #O.8: Re-appoint the Auditors                                     ISSUER          YES          FOR               FOR

PROPOSAL #O.9: Authorize the Audit Committee to                            ISSUER          YES          FOR               FOR
determine the Auditors' remuneration

PROPOSAL #O.10: Approve to place 5% of issued                              ISSUER          YES          FOR               FOR
ordinary shares of Mondi Limited under the control of
 the Directors of Mondi Limited

PROPOSAL #O.11: Approve to place 5% of issued special                      ISSUER          YES          FOR               FOR
 converting shares of Mondi Limited under the control
 of the Directors of Mondi Limited

PROPOSAL #O.12: Authorize the Directors to allot and                       ISSUER          YES          FOR               FOR
ordinary issue shares of Mondi Limited for cash

PROPOSAL #S.13: Authorize the Mondi Limited to                             ISSUER          YES          FOR               FOR
purchase its own shares

PROPOSAL #O.14: Receive the reports and accounts                           ISSUER          YES          FOR               FOR

PROPOSAL #O.15: Approve the remuneration report                            ISSUER          YES          FOR               FOR

PROPOSAL #O.16: Declare a final dividend                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.17: Re-appoint the Auditors                                    ISSUER          YES          FOR               FOR

PROPOSAL #O.18: Authorize the Directors to determine                       ISSUER          YES          FOR               FOR
the Auditors remuneration

PROPOSAL #O.19: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
relevant securities

PROPOSAL #S.20: Authorize the Directors to display                         ISSUER          YES          FOR               FOR
pre-emption rights

PROPOSAL #S.21: Authorize the Mondi Plc to purchase                        ISSUER          YES          FOR               FOR
its own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MONDI PLC, LONDON
  TICKER:                N/A             CUSIP:     G6258S107
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Andrew King as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Re-elect Mr. Imogen Mkhize as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. Peter Oswald as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Sir John Parker as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Receive the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #7.: Declare a final dividend of 63.34650                         ISSUER          YES          FOR               FOR
cents per Mondi Limited share

PROPOSAL #8.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR
 and Bronwyn Nosworthy as the Registered Auditor of
the Mondi Limited

PROPOSAL #9.: Authorize the Directors of Mondi                             ISSUER          YES          FOR               FOR
Limited to fix the remuneration of Deloitte and Touche

PROPOSAL #10.: Approve to place 5% of the issued                           ISSUER          YES          FOR               FOR
ordinary shares of Mondi Limited under the control of
 the Directors of Mondi Limited

PROPOSAL #11.: Approve to place 5% of the issued                           ISSUER          YES          FOR               FOR
special converting shares of Mondi Limited under the
control of the Directors of Mondi Limited

PROPOSAL #12.: Authorize the Directors to allot and                        ISSUER          YES          FOR               FOR
issue ordinary shares of Mondi Limited for cash

PROPOSAL #S.13: Authorize the Mondi Limited to                             ISSUER          YES          FOR               FOR
purchase its own shares

PROPOSAL #14.: Receive the report and accounts                             ISSUER          YES          FOR               FOR

PROPOSAL #15.: Approve the remuneration report                             ISSUER          YES          FOR               FOR

PROPOSAL #16.: Declare a final dividend of 5.0 Euro                        ISSUER          YES          FOR               FOR
cents per Mondi Plc share

PROPOSAL #17.: Reappoint Deloitte and Touche as the                        ISSUER          YES          FOR               FOR
Auditors of Mondi Plc

PROPOSAL #18.: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the Auditors remuneration

PROPOSAL #19.: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
relevant securities

PROPOSAL #S.20: Authorize the Directors to disapply                        ISSUER          YES          FOR               FOR
pre-emption rights

PROPOSAL #S.21: Authorize the Mondi Plc to purchase                        ISSUER          YES          FOR               FOR
its own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MONEX GROUP,INC.
  TICKER:                N/A             CUSIP:     J4656U102
  MEETING DATE:          6/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES        AGAINST           AGAINST
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,  Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Reduce Term of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MORI SEIKI CO.,LTD.
  TICKER:                N/A             CUSIP:     J46496121
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Issuance of Share Acquisition                         ISSUER          YES        AGAINST           AGAINST
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MOSER BAER INDIA LTD
  TICKER:                N/A             CUSIP:     Y61392117
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, profit and loss account for
the YE on that date and the reports of the Directors
and Auditors thereon

PROPOSAL #2.: Declare dividend on Equity Shares of                         ISSUER          YES          FOR               FOR
the Company

PROPOSAL #3.: Re-appoint Mr. Arun Bharat Ram as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Bernard Gallus as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint M/s. PriceWaterhouse,                             ISSUER          YES          FOR               FOR
Chartered Accountants as the Statutory Auditors of
the Company to hold office from the conclusion of
this AGM until the conclusion of the AGM; and that
they may be paid the remuneration which may be
decided by the Board of Directors/ a Committee of the
 Board of Directors of the Company

PROPOSAL #S.6: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [hereinafter referred to as the Board,
which term shall include any duly constituted
Committees thereof], in partial modification of the
resolution passed by the shareholders in this regard
and in accordance with the provisions of Section
81(1A) and other applicable provisions, if any, of
the Companies Act, 1956 [including any statutory
modification or re-enactment thereof for the time
being in force and in accordance with SEBI [Employee
Stock Option Scheme and Employees Stock Purchase
Scheme] Guidelines, 1999 [SEBI (ESOS and ESPS)
Guidelines, 1999] in force], to issue under the
Employees Stock Option Scheme of the Company, which
plan is approved, such number of Equity Shares in the
 Company within the aggregate limit of 6,930,063
Equity Shares [4,400,000 original options and
1,530,063 bonus stock options], as may be decided by
the Board, to its employees and Directors [other than
 Promoter Directors] whether in India or abroad,
whether they are shareholders of the Company or not,
at such price and other terms and conditions as the
Board may in its absolute discretion thinks fit
keeping in view the requirements of SEBI [ESOS and
ESPS] Guidelines, 1999 in force; and authorize the
Board for the purpose of giving effect to this
resolution, to do all such acts, deeds, matters and
things, as it may in its absolute discretion consider
 necessary, proper or desirable and to settle any
question, difficulty or doubt that may arise in
regard to the offer/issue, allotment and utilization
of the proceeds of issue of the shares and further to
 do all such acts, deeds, matters and things and to
finalize and execute all such deeds, documents and

PROPOSAL #S.7: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [hereinafter referred to as the Board,
which term shall include any duly constituted
Committees thereof], in partial modification of the
resolution passed by the shareholders in this regard
and in accordance with the provisions of Section
81(1A) and other applicable provisions, if any, of
the Companies Act, 1956 [including any statutory
modification or re-enactment thereof for the time
being in force and in accordance with SEBI [Employee
Stock Option Scheme and Employees Stock Purchase
Scheme] Guidelines, 1999 [SEBI (ESOS and ESPS)
Guidelines, 1999] in force], to issue under the
Employees' Stock Option Scheme of the Company, which
plan is approved, such number of Equity Shares in the
 Company within the aggregate limit of 6,930,063
Equity Shares [4,400,000 original options and
1,530,063 bonus stock options], as referred in
Resolution Number 6, as may be decided by the Board,
to employees and Directors [other than Promoter
Directors] of subsidiary Companies [whether Indian
subsidiary or foreign subsidiary of the Company
(hereinafter referred to as subsidiaries)] whether in
 India or abroad, whether they are shareholders of
the Company or not, at such price and other terms and
 conditions as the Board may, in its absolute
discretion thinks fit keeping in view the
requirements of SEBI [ESOS and ESPS] Guidelines, 1999
 in force; and authorize the Board, for the purpose
of giving effect to this resolution, to do all such
acts, deeds, matters and things, as it may in its
absolute discretion consider necessary, proper or
desirable and to settle any question, difficulty or
doubt that may arise in regard to the offer/issue,
allotment and utilization of the proceeds of issue of
 the shares and further to do all such acts, deeds,
matters and things and to finalize and execute all
such deeds, documents and writings as it may consider

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MOSER BAER INDIA LTD
  TICKER:                N/A             CUSIP:     Y61392117
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company [Board], pursuant to Section 293(1)(a) of
the Companies Act, 1956 (Companies Act) and other
applicable provisions, if any, of the Companies Act,
and the Articles of Association of the Company and
subject to such other approvals and permissions, if
any, as may be required, to transfer, sell and
dispose off its entertainment division business as a
going concern on a slump sale basis to Moser Baer
Entertainment Limited for a lump sum consideration
upto INR 2500 million on such terms and conditions
and with effect from such date and in such manner as
may be decided by the Board; authorize the Board, on
behalf of the Company, to do or cause to be done all
such acts, deeds, things and matters, as may be
necessary, and also incidental thereto to give effect
 to this resolution which include, to finalize, sign
and/or execute any document(s)/agreement(s), other
deeds or writings, and affixing the common seal of
the Company on such paper/s, as may be necessary, as
per the provisions of the Articles of Association of
the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MOSER BAER INDIA LTD
  TICKER:                N/A             CUSIP:     Y61392117
  MEETING DATE:          12/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Main Objects Clause of the                        ISSUER          YES          FOR               FOR
Memorandum of Association of the Company, pursuant to
 the provisions of Section 17 of the Companies Act
1956, by introducing Clause number 5 and 6 as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MPHASIS LTD
  TICKER:                N/A             CUSIP:     Y6144V108
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
balance sheet as at 31 MAR 2008 and the profit and
loss account for the YE on that date and the report
of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Dr. Jose De La Torre, as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Joseph Eazor, as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Jeroen Tas, as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. BSR & Co., Chartered                            ISSUER          YES          FOR               FOR
Accountants, who retire at the conclusion of this
AGM, as the Statutory Auditors of the Company till
the conclusion of the next AGM at a remuneration to
be fixed by the Board of Directors and billed
progressively

PROPOSAL #7.: Appoint, Mr. Michael Koehler, as a                           ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

PROPOSAL #8.: Appoint Mr. Michael Coomer, as a                             ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

PROPOSAL #9.: Appoint Mr. Jim Bridges, as a Director                       ISSUER          YES          FOR               FOR
of the Company, liable to retire by rotation

PROPOSAL #10.: Appoint Mr. Jeya Kumar, as a Director                       ISSUER          YES          FOR               FOR
of the Company, liable to retire by rotation

PROPOSAL #11.: Approve, in accordance with the                             ISSUER          YES          FOR               FOR
provisions of Section 198, 269, 309, 310, 311 and
other applicable provisions if any read with Schedule
 XIII of the Companies Act, 1956, including any
statutory modifications or re-enactment thereof, for
the time being in force, subject to the approvals of
the Central Government, the terms and conditions of
appointment of Mr. Jeya Kumar as the Chief Executive
Officer and Whole Time Director as specified and
authorize the Board of Directors of the Company to do
 all such acts, deeds and things as are incidental
thereto or as may be deemed necessary or desirable or
 to settle any question or difficulty that may arise
in such manner as it may deem fit without further
reference to the Company in general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MPHASIS LTD
  TICKER:                N/A             CUSIP:     Y6144V108
  MEETING DATE:          1/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
balance sheet as at 31 OCT 2008 and the profit and
loss account for the period ended on that date and
the reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Nawshir Mirza as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. D.S. Brar as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #5.: Re-appoint Ms. Vinita Bali as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. S. R. Batliboi & Co.,                           ISSUER          YES          FOR               FOR
Chartered Accountants, as the Statutory Auditors of
the Company till the conclusion of the next AGM at a
remuneration to be fixed by the Board of Directors
and billed progressively

PROPOSAL #7.: Appoint Mr. Anthony Glasby as a                              ISSUER          YES          FOR               FOR
Director of the Company, whose terms of office as an
additional Director, pursuant to Section 260 of the
Companies Act, 1956, expires at this AGM and in
respect of whom the Company has received a notice
under Section 257 of the Companies Act, 1956
proposing his candidature for the office of Director,
 whose period of office shall be liable for

PROPOSAL #8.: Appoint Mr. Andreas Mattes as a                              ISSUER          YES          FOR               FOR
Director of the Company, whose term of office as an
Additional Director, pursuant to Section 260 of the
Companies Act, 1956, expires at this AGM and in
respect of whom the Company has received a notice
under Section 257 of the Companies Act, 1956
proposing his candidature for the office of Director,
 whose period of office shall be liable for

PROPOSAL #9.: Authorize the Company, pursuant to                           ISSUER          YES          FOR               FOR
Clause 49 of the Listing Agreement with Stock
Exchanges and subject to the resolution dated 14 SEP
2007 passed by the shareholders, for the payment of
remuneration by way of commission of INR 20,00,000
per annum to Ms. Vinita Bali, Director of the Company
 with effect from 01 NOV 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MPX ENERGIA SA
  TICKER:                N/A             CUSIP:     P6986Q100
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the Administrators accounts, to                      ISSUER          YES          FOR               FOR
 examine, discuss and vote on the financial
statements accompanied by the Independent Auditors
report regarding the FYE on 31 DEC 2008

PROPOSAL #II.: Approve the allocation of the net                           ISSUER          YES          FOR               FOR
profits from the FYE and distribution the dividends

PROPOSAL #III.: Elect the Members of the Board of                          ISSUER          YES          FOR               FOR
Directors

PROPOSAL #IV.: Approve to set the total annual                             ISSUER          YES          FOR               FOR
remuneration for the Members of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MPX ENERGIA SA
  TICKER:                N/A             CUSIP:     P6986Q100
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Amend the Articles 12 and 25 of the                          ISSUER          YES          FOR               FOR
Corporation Bylaws of the Company, in such a way as
to adapt the number of Members of the Board of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MR. PRICE GROUP LIMITED
  TICKER:                N/A             CUSIP:     S5256M101
  MEETING DATE:          8/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.O.1: Receive the annual financial                              ISSUER          YES          FOR               FOR
statements for the YE 31 MAR 2008

PROPOSAL #2.O.2: Re-elect Mr. S.A. Ellis as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Clause 116 of the Company's Articles of Association

PROPOSAL #3.O.3: Re-elect Mr. K. Getz as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires in terms of Clause 116 of
 the Company's Articles of Association

PROPOSAL #4.O.4: Re-elect Mr. S. Van Niekerk as a                          ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Clause 116 of the Company's Articles of Association

PROPOSAL #5.O.5: Re-elect Mr. W.R. Jardine as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Clause 110 of the Company's Articles of Association

PROPOSAL #6.O.6: Re-elect Mr. N.G. Payne as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Clause 110 of the Company's Articles of Association

PROPOSAL #7.O.7: Re-elect Mr. M.J.D. Ruck as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Clause 110 of the Company's Articles of Association

PROPOSAL #8.O.8: Approve the annual remuneration of                        ISSUER          YES          FOR               FOR
each Non-Executive Director of the Company, with
effect from 01 APR 2008, as follows: joint Chairman
of the Company ZAR 350,000; Director of the Company
ZAR 150,000; Chairman of the audit risk and
compliance committee ZAR 139,700; Member of the
Audit, risk and Compliance Committee ZAR 91,000;
Chairman of the remuneration committee: ZAR 60,000;
Member of the remuneration committee ZAR 40,000;
Chairman of the nominations committee ZAR 34,300;
Member of the nominations committee ZAR 23,600

PROPOSAL #9.O9A: Amend Mr. Price General Staff Share                       ISSUER          YES        AGAINST           AGAINST
Scheme Rules

PROPOSAL #9.O9B: Amend Mr. Price Senior Management                         ISSUER          YES        AGAINST           AGAINST
Share Scheme Rules

PROPOSAL #9.O9C: Amend Mr. Price Executive Share                           ISSUER          YES        AGAINST           AGAINST
Scheme Rules

PROPOSAL #9.O9D: Amend Mr. Price Executive Director                        ISSUER          YES        AGAINST           AGAINST
Share Scheme Rules

PROPOSAL #10O10: Amend Clause 18(b) of Mr. Price                           ISSUER          YES        AGAINST           AGAINST
Group Employees Share Investment Trust as specified

PROPOSAL #11O11: Amend Mr. Price Partners Share Trust                      ISSUER          YES        AGAINST           AGAINST
 Deed and Scheme Rules as specified

PROPOSAL #12.S1: Approve as a general approval                             ISSUER          YES          FOR               FOR
contemplated in Section 85(2) and 85(3) of the
Companies Act, the acquisition by the Company and/or
any consolidated entity of the Company of issued
shares from time to time of the Company, upon such
terms and conditions and in such amounts as the
Directors of the Company may from time to time
determine, but always subject to the approval to the
extent required of the provisions of the Companies
Act, the Articles of Association of the Company and
the Listings Requirements of the JSE, when
applicable, and any other relevant authority, it
being recorded that the current Listings Requirements
 of the JSE provide that the company may make a
general repurchase of securities, provided that: the
general repurchase of securities will be effected
through the order book operated by the JSE trading
system and done without any prior understanding or
arrangement between the company and the counter
party; in determining the price at which the
company's ordinary shares are acquired by the company
 in terms of this general authority, the maximum
premium at which such ordinary shares may be acquired
 will be 10% of the weighted average of the market
price at which such ordinary shares are traded on the
 JSE, as determined over the five trading days
immediately preceding the date of the repurchase of
such ordinary shares by the company; the acquisition
of ordinary shares in aggregate in anyone financial
year does not exceed 20% of the company's issued
ordinary share capital as at the beginning of the
financial year; after such repurchase the company
will still comply with the JSE listings Requirements
concerning shareholder spread requirements; the
company or consolidated entity are not repurchasing
securities during a prohibited period as defined in
paragraph 3.67 of the JSE Listings Requirements
unless they have in place a repurchase programme
where the dates and quantities of securities to be
traded during the relevant period are fixed (not
subject to any variation) and full details of the
programme have been disclosed in an announcement on
SENS prior to the commencement of the prohibited
period; when the company has cumulatively repurchased
 3% of the initial number of the relevant c\ass of
securities, and for each 3% in aggregate of the
initial number of that class acquired thereafter, an
announcement will be made; and the company will only
appoint one agent to effect any repurchase(s) on its
behalf; [Authority expires the earlier of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MTN GROUP LTD
  TICKER:                N/A             CUSIP:     S8039R108
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve that, subject to this                               ISSUER          YES          FOR               FOR
resolution being passed in accordance with the
Listings Requirements of the JSE Limited [Listings
Requirements], the entry into and, subject to the
passing and registration [if applicable] of
Resolution S.1, S.2, O.2 and O.3, which are proposed
hereafter, implementation by the Company of the
following agreements tabled at the General Meeting
and the transactions described therein are approved:
the B Preference Shares Acquisition Agreement
concluded between the Company and the Government
Employees Pension Fund [GEPI on 26 MAR 2009 [B
Preference Acquisition Agreement] pursuant to which,
inter alia, the Company will acquire the 214,300
cumulative redeemable B preference shares [B
Redeemable Preference] and the 1 redeemable B
participating preference share [B Participating
Preference] [collectively hereinafter referred to as
the B Preference] held by GFPF in the issued share
capital of Newshelf 664 [Proprietary] Limited through
 the issue of 111,469,352 ordinary shares of 0,01
cents in the issued share capital of MTN [MTN Shares]
 and the payment in cash of ZAR 387,099,065 [plus
interest] to Public Investment Corporation Limited
PIC] in its capacity as duly authorized agent of the
GEPP; the B Preference Shares Redemption Agreement
concluded between the Company and Newshelf on 26 MAR
2009 [B Preference Redemption Agreement] pursuant to
which, inter a Newshelf will redeem the B Preference;
 the Newshelf Acquisition Agreement concluded between
 the Company, GEPF and Newshelf on 26 MAR 2009
[Newshelf Acquisition Agreement] pursuant to which,
inter alia, the Company will acquire an option to
purchase for ZAR 1,00 the entire issued ordinary
share capital of Newshelf  from the trustees of the
Alpine Trust [AT] [Option], the Company will exercise
 the Option and the Company will settle the
outstanding obligations of Newehelf to GEPF under the
 Bridging Facility Agreement concluded between GEPF,
Newshelf and at on 31 AUG 2007 [as amended] in part
for cash and in part through the issue of 102,397,546
 MTN Shares to PIC in its capacity as duly authorized
 agent of GEPF; the MTN Share Repurchase Agreement
concluded between the Company and Newshelf on26 MAR
2009 [Repurchase Agreement] pursuant to which, inter
ails, the Company will repurchase 243,500,011 MTN
Shares from Newshelf in part from share capital and
premium and in past from profits available for
distribution; and the Implementation Agreement
concluded between the Company, Newshelf, GEPF and at
on 26 MAR 2009 [Implementation Agreement] pursuant to
 which inter alia the implementation of the B
Preference Acquisition Agreement, B Preference
Redemption Agreement, Newshelf Acquisition Agreement
and Repurchase Agreement are regulated and the Option
 is exercised by MTN, [the B Preference Acquisition
Agreement, the B Preference Redemption Agreement, the
 Newshelf Equity Acquisition Agreement, the
Repurchase Agreement and the Implementation Agreement

PROPOSAL #S.1: Approve that, subject to this                               ISSUER          YES          FOR               FOR
resolution being passed in accordance with the
Listings Requirements and the passing and
registration [if applicable] of Resolution O.1, S.2,
O.2 and O.3,and authorize the Board of Directors of
the Company, as a specific authority, to purchase, in
 part from share capital and premium [in an aggregate
 amount of ZAR 381,966,783] and in part from profits
available for distribution, the 243,500,011 MTN
Shares held by Newshelf pursuant to, and on the terms
 and conditions of, the Repurchase Agreement [read
with the Implementation Agreement] and in accordance
with section 95 of the Companies Act, [Act 61 of
1973], 1973, as amended [Companies Act] and the
relevant provisions of the Listings Requirements

PROPOSAL #S.2: Approve that, in terms of Section                           ISSUER          YES          FOR               FOR
38[2A][b] of the Companies Act, and subject to this
resolution being passed in accordance with the
Listings Requirements and to the passing and
registration [if applicable] of Resolution O.1, S.1,
O.2 and O.3, the Company hereby sanctions, to the
extent required, any financial assistance given or
construed to be given by the Company to Newshelf in
respect of the transactions set out in the
Transaction Agreements

PROPOSAL #O.2: Approve that, subject to this                               ISSUER          YES          FOR               FOR
resolution being passed in accordance with the
provisions of the Listings Requirements, and subject
to the passing and registration [if applicable] of
Resolution O.1, S.1, S.2 and O.3, 213,866,898 MTN
Shares be and are placed under the control of the
Directors to allot and issue for cash to PIC pursuant
 to, and on the terms and conditions of, the B
Preference Acquisition Agreement and the Newshelf
Acquisition Agreement

PROPOSAL #O.3: Approve that, subject to this                               ISSUER          YES          FOR               FOR
resolution being passed in accordance with the
Listings Requirements and to the passing and
registration [if applicable] of Resolution O.1, S.1,
S.2 and O.2, and authorize any 1 Director of the
Company, on behalf of the Company, to do or cause all
 such things to be done, to sign all such
documentation as may be necessary to give effect to
and implement all of the resolutions contained in
this notice of general meeting, as well as all the
transactions described in Resolution O.1

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MTN GROUP LTD
  TICKER:                N/A             CUSIP:     S8039R108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports for YE 31 DEC 2008

PROPOSAL #2.: Re-elect Mr. RS Dabengwa as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. AT Mikati as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. MJN Njeke as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. J Van Rooyen as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the remuneration of Non                              ISSUER          YES          FOR               FOR
Executive Directors

PROPOSAL #7.: Approve to place authorized but                              ISSUER          YES          FOR               FOR
unissued shares under control of the Directors up to
10% of Issued Capital

PROPOSAL #S.8: Grant authority to the repurchase of                        ISSUER          YES          FOR               FOR
up to 10% of Issued Share Capital

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MTR CORP LTD
  TICKER:                N/A             CUSIP:     Y6146T101
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
Statement of accounts and the reports of the
Directors and the Auditors of the Company for the YE

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a: Re-elect Dr. Raymond Chien Kuo-fung as                      ISSUER          YES          FOR               FOR
 a member of the Board of Directors of the Company

PROPOSAL #3.b: Re-elect Mr. T. Brian Stevenson as a                        ISSUER          YES          FOR               FOR
member of the Board of Directors of the Company

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Board of Directors to
determine their remuneration

PROPOSAL #5.: Authorize the Directors, to allot,                           ISSUER          YES        AGAINST           AGAINST
issue, grant, distribute and otherwise deal with
additional shares and make, issue or grant offers,
agreements, options warrants and other securities
during or after the end of the relevant period, not
exceeding 10% of the aggregate nominal amount of the
issued share capital of the Company; and the
aggregate nominal amount of share capital purchased
by the Company subsequent to the Passing of this
Resolution [up to a maximum equivalent to 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing of this
resolution]; otherwise than pursuant to: i) a rights
issue; or ii) any Option Scheme or similar
arrangement for the time being adopted for the grant
or issue to the members of the Executive Directorate
and/or officers and/or employees of the Company
and/or any of its subsidiaries of Shares or rights to
 acquire Shares, including without limitation
pursuant to the Rules of the Company's Pre-Global
Offering Share Option Scheme, the Rules of the
Company's New Joiners Share Option Scheme and also
the Rules of the Company's 2007 Share Option Scheme;
or iii) the exercise of rights of subscription or
conversion under the terms of any warrants by the
Company or any securities which are convertible into
shares; or iv) any scrip dividend or similar
arrangement provided for the allotment of Shares in
lieu of the whole or part of a divided on Shares
pursuant to the Articles of Association of the
Company; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM is required by the
Articles of Association of the Company or by Law to
be held] and shares means shares of all classes in
the capital of the Company and warrants and other
securities which carry a right to subscribe or

PROPOSAL #6.: Authorize the Board of Directors, to                         ISSUER          YES          FOR               FOR
purchase shares of the Company during the relevant
period, on The Stock Exchange of Hong Kong Limited or
 any other stock exchange on which the shares of the
Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange in accordance with all applicable laws,
including the Hong King Code on share repurchases and
 the Rules Governing the Listing of Securities on the
 Stock Exchange of Hong Kong Limited as amended from
time to time, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the
Company; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM is required by the
Articles of Association of the Company or by Law to
be held]; and shares means shares of all classes in
the capital of the Company and warrants and other
securities which carry a right to subscribe or
purchase shares in the Company

PROPOSAL #7.: Approve conditional upon the passing of                      ISSUER          YES        AGAINST           AGAINST
 Resolutions 5 and 6, the exercise by the Board of
Directors of the powers referred to in Resolution 5
in respect of the share capital of the Company
referred to in Resolution 5

PROPOSAL #S.8: Amend Article 138 and Article 141 of                        ISSUER          YES          FOR               FOR
the Articles of Association of the Company, as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AKTIENG
  TICKER:                N/A             CUSIP:     D55535104
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Submission of the report of the                             ISSUER          NO           N/A               N/A
Supervisory Board and the corporate governance report
 including the remuneration report for the financial
year 2008

PROPOSAL #1.B: Submission of the adopted Company                           ISSUER          NO           N/A               N/A
financial statements and management report for the
financial year 2008, the approved consolidated
financial statements and management report for the
Group for the financial year 2008, and the
explanatory report on the information in accordance
with Sections 289 para. 4 and 315 para. 4 of the
German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
net retained profits

PROPOSAL #3.: Resolution to approve the actions of                         ISSUER          YES          FOR               FOR
the Board of Management

PROPOSAL #4.: Resolution to approve the actions of                         ISSUER          YES          FOR               FOR
the Supervisory Board

PROPOSAL #5.: Authorisation to buy back and use own                        ISSUER          YES          FOR               FOR
shares

PROPOSAL #6.: Authorisation to buy back own shares                         ISSUER          YES          FOR               FOR
using derivatives

PROPOSAL #7.1.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Prof. Dr. Peter Gruss

PROPOSAL #7.2.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Prof. Dr. Henning Kagermann

PROPOSAL #7.3.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Peter L scher

PROPOSAL #7.4.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Wolfgang Mayrhuber

PROPOSAL #7.5.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Prof. Karel Van Miert

PROPOSAL #7.6.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Dr. e. h. Bernd Pischetsrieder

PROPOSAL #7.7.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Anton van Rossum

PROPOSAL #7.8.: Elections to the Supervisory Board:                        ISSUER          YES        AGAINST           AGAINST
Dr. Hans-J rgen Schinzler

PROPOSAL #7.9.: Elections to the Supervisory Board:                        ISSUER          YES          FOR               FOR
Dr. Ron Sommer

PROPOSAL #7.10.: Elections to the Supervisory Board:                       ISSUER          YES          FOR               FOR
Dr. Thomas Wellauer

PROPOSAL #8.: Resolution to cancel Contingent Capital                      ISSUER          YES          FOR               FOR
 2003 I as well as the existing authorisation for
increasing the share capital under Authorised Capital
 Increase 2004, to replace this with a new
authorisation Authorised Capital Increase 2009 and to
 amend Article 4 of the Articles of Association

PROPOSAL #9.: Resolution to amend Articles 3 (entry                        ISSUER          YES          FOR               FOR
in the shareholder's register) and 6 (registration
for the Annual General Meeting) of the Articles of
Association

PROPOSAL #10.: Resolution to amend Article 7 of the                        ISSUER          YES          FOR               FOR
Articles of Association (electronic participation in
the Annual General Meeting and postal vote)

PROPOSAL #11.: Resolution to amend Articles 12 and 13                      ISSUER          YES          FOR               FOR
 of the Articles of Association (Supervisory Board)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MUNDRA PORT AND SPECIAL ECONOMIC ZONE LTD, AHMEDAB
  TICKER:                N/A             CUSIP:     Y61448109
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and the profit and loss
account for the YE on that date and the reports of
the Directors and Auditors thereon

PROPOSAL #2.: Declare a dividend on preference shares                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Mr. K.N. Venkatasubramanian                       ISSUER          YES          FOR               FOR
as a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. S. Venkiteswaran as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. S.K. Tuteja as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #7.: Appoint the Auditors to hold office                          ISSUER          YES          FOR               FOR
from conclusion of this AGM until the conclusion of
the next AGM of the Company and approve to fix their
remuneration

PROPOSAL #8.: Appoint Mr. D.T. Joseph as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation

PROPOSAL #9.: Appoint Mr. Rajeeva Ranjan Sinha as a                        ISSUER          YES          FOR               FOR
Whole Time Director of the Company, who retires by
rotation

PROPOSAL #10.: Authorize the Company, in accordance                        ISSUER          YES          FOR               FOR
with the provisions of Section 198, 269, 309, 310 and
 other applicable provisions of the Companies Act,
1956 [including any statutory modification or re-
enactment thereof for the time being in force] and
subject to the limits specified in schedule XIII of
the Companies Act, 1956, the variation in the terms
and conditions of remuneration payable to Mr. Ameet
H. Desai, Executive Director of the Company with
effect from 01 APR 2008 for the remainder of the
tenure as an Executive Director on the terms and
conditions including remuneration, as set out in the
agreement entered into between the Company and Mr.
Ameet H. Desai, Executive Director of the Company;
authorize the Board [hereinafter referred to as the
the Board which term shall be deemed to include the
Remuneration Committee constituted by the Board] to
increase, alter and/or vary the remuneration and
perquisites including the monetary value thereof as
may be permitted or authorized in accordance with the
 provisions of the Companies Act, 1956, for the time
being in force, provided however, that the
remuneration payable to Mr. Ameet H. Desai shall be
within the limits as prescribed in schedule XIII of
the Companies Act, 1956; approve, notwithstanding
anything contained to the contrary in the Companies
Act, 1956 wherein in any FY Company has no profits or
 inadequate profit; Mr. Ameet H. Desai will be paid
minimum remuneration within the ceiling limits
prescribed under schedule XIII of the Companies Act,
1956 or any modification or re-enactment thereof;
authorize the Board of Directors or Committee thereof
 to do such acts, deeds and things as may be deemed
expedient to give effect to the above resolution

PROPOSAL #11.: Authorize the Company, in accordance                        ISSUER          YES          FOR               FOR
with the provisions of Sections 198, 269, 309, 310
and other applicable provisions of the Companies Act,
 1956 [including any statutory modification or re-
enactment thereof for the time being in force] and
subject to the limits specified in schedule XIII of
the Companies Act, 1956, the variation in the terms
and conditions of remuneration payable to Mr. Rajeeva
 Ranjan Sinha, Whole Time Director of the Company
with effect from 01 APR 2008 for the remainder of the
 tenure as an Whole Time Director on the terms and
conditions including remuneration as set out in the
explanatory statement annexed herewith; authorize the
 Board [hereinafter referred to as the the Board
which term shall be deemed to include the
Remuneration Committee constituted by the Board] to
increase, alter and/or vary the remuneration and
perquisites including the monetary value thereof as
may be permitted or authorized in accordance with the
 provisions of the Companies Act, 1956, for the time
being in force, provided however, that the
remuneration payable to Mr. Rajeeva Ranjan Sinha
shall be within the limits as prescribed in schedule
XIII of the Companies Act, 1956; approve,
notwithstanding anything contained to the contrary in
 the Companies Act, 1956 wherein in any FY Company
has no profits or inadequate profit; Mr. Rajeeva
Ranjan Sinha will be paid minimum remuneration within
 the ceiling limits prescribed under schedule XIII of
 the Companies Act, 1956 or any modification or re-
enactment thereof; authorize the Board of Directors
or Committee thereof to do such acts, deeds and
things as may be deemed expedient to five effect to

PROPOSAL #12.: Authorize the Members of the Company,                       ISSUER          YES          FOR               FOR
pursuant to the provisions of Section 61 and other
applicable provisions of the laws, rules and
regulations for the time being in force, to amend
interim use of funds pending utilization and the
utilization of the proceeds, arising out of the issue
 of equity shares allotted pursuant to the prospectus
 dated 14 NOV 2007, [the Prospectus] filed by the
Company with the Registrar of the Companies, Gujarat,
 Dadra and Nagar Haveli, as specified; approve,
subject to, the Board of Directors or Committee of
the Board will have flexibility in deploying in the
net proceeds received by the Company from the issue
and to determine the particular composition and
schedule of deployment of the investment based on the
 progress of the development of the projects;
authorize the Board of Directors or Committee of the
Board to invest the funds, pending utilization for
the purpose as described in the prospectus, in
principal protected fund, derivative linked debt
instrument, other fixed and variable instrument,
index based debt instrument, rated and unrated
debenture and bonds and any other interest bearing
instruments over and above instruments as stated in
the prospectus including deleting, adding, amending
or in any way varying the terms of any object[s]
specified in the prospectus; approve, the activity of
 land and site development under the object of the
issue Construction and development of basic
infrastructure and the allied facilities in the
proposed SEZ at Mundra shall inter alia include
acquisition of land from time to time as per the
requirement of the project; authorize the Board of
Directors or Committee thereof to do all such
necessary acts and execute such deeds, documents and
papers as may be necessary and deem fit to give

PROPOSAL #S.13: Authorize the Board of Directors of                        ISSUER          YES        ABSTAIN           AGAINST
the Company, in supercession of the earlier
resolution passed at the EGM held on 16 OCT 2007 and
pursuant to Section 293[1][e] and other applicable
provisions, if any, of the Companies Act, 1956,
[including any statutory modification[s] or re-
enactment thereof, for the time being in force], to
contribute to charitable and other funds not directly
 relating to the business of the Company or the
welfare of its employees, any amount the aggregate of
 which in any FY does not exceed INR 30 crores or 5%
of the Company's average net profits computed as
determined in accordance with the provisions of
Section 349 & 350 of the Companies Act, 1956, during
the three financial years immediately preceding,
whichever is greater; authorize the Board of
Directors or Committee thereof to do such acts, deeds
 and things as may be deemed expedient to give effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MURATA MANUFACTURING COMPANY,LTD.
  TICKER:                N/A             CUSIP:     J46840104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MURRAY & ROBERTS HOLDINGS LTD
  TICKER:                N/A             CUSIP:     S52800133
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR
and statutory reports for YE 30 JUN 2008

PROPOSAL #2.1: Elect Mr. David Barber as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Elect Mr. Brian Bruce as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Elect Mr. SJ Flanangan as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Elect Ms. IN Mkhize as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Elect Mr. Roger Rees as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Elect Mr. RT Vice as a Director                             ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint the Deloitte and Touche as                        ISSUER          YES          FOR               FOR
External Auditors; and authorize the Board to fix
their remuneration

PROPOSAL #4.: Approve the fees payable to Non                              ISSUER          YES          FOR               FOR
Executive Directors

PROPOSAL #5.S.1: Authorize the repurchase of up to                         ISSUER          YES          FOR               FOR
10% of issued share capital

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MVELAPHANDA GROUP LIMITED
  TICKER:                N/A             CUSIP:     S5302W103
  MEETING DATE:          11/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                               ISSUER          YES          FOR               FOR
financial statements for the YE 30 JUN 2008

PROPOSAL #2.: Approve the remuneration of the                              ISSUER          YES        AGAINST           AGAINST
Directors for the YE 30 JUN 2008

PROPOSAL #3.: Approve to confirm the reappointment of                      ISSUER          YES          FOR               FOR
 PKF [Jhb] Inc. as the Auditors

PROPOSAL #4.1: Re-elect Mr. Vusi Mavimbela as a                            ISSUER          YES          FOR               FOR
Director, who retire in accordance with the
provisions in terms of Clause 53.2 of the Company's
Articles of Association

PROPOSAL #4.2: Re-elect Mr. Ramesh patel as a                              ISSUER          YES          FOR               FOR
Director, who retire in accordance with the
provisions in terms of Clause 53.2 of the Company's
Articles of Association

PROPOSAL #4.3: Re-elect Mr. Carl Stein as a Director,                      ISSUER          YES          FOR               FOR
 who retire in accordance with the provisions in
terms of Clause 53.2 of the Company's Articles of

PROPOSAL #4.4: Re-elect Mr. Bryan Hopkins as a                             ISSUER          YES          FOR               FOR
Director, who retire in accordance with the
provisions in terms of Clause 53.2 of the Company's
Articles of Association

PROPOSAL #4.5: Re-elect Mr. Mark Willcox as a                              ISSUER          YES        AGAINST           AGAINST
Director, who retire in accordance with the
provisions in terms of Clause 53.3 of the Company's
Articles of Association

PROPOSAL #5.O.1: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, to issue all or any of the authorized but
unissued ordinary shares in the capital of the
Company for cash, as and when they in their
discretion deem fit, subject to the JSE Listings
Requirements, which currently provide, inter alia,
that; a paid press announcement giving full details,
including the impact on net asset value per ordinary
share and earnings per ordinary share, will be
published at the time of any issue of ordinary shares
 representing, on a cumulative basis within 1 year,
5% or more of the number of the Company's ordinary
shares in issue prior to any such issue; issues in
the aggregate in any 1 year shall not exceed 15% of
the number of ordinary shares in the Company's issued
 share capital from time to time; in determining the
price at which an issue of ordinary shaves may be
made in terms of this authority, the maximum discount
 permitted will be 10% of the weighted average traded
 price determined over the 30 business days prior to
the date that the price of the issue is determined or
 agreed by the Directors; and any such issue will
only be made to public shareholders as defined in the
 JS Listings Requirements; provided that the maximum
number of ordinary shares which can be issued in
terms of this authority in the aggregate in any 1
year shall not exceed 10% of the issued ordinary
share capital of the Company, from time to time;
[Authority expires the earlier of the next AGM or 15

PROPOSAL #6.O.2: Approve that, the authorized but                          ISSUER          YES        AGAINST           AGAINST
unissued convertible perpetual cumulative preference
shares [preference shares] in the share capital of
the Company be placed under the control of the
Directors of the Company in terms of sections 221 and
 222 of the Companies Act, until the next AGM, to
enable them to allot and issue such preference shares
 at their discretion, subject to the provisions of
the Companies Act and the JSE Listings Requirements

PROPOSAL #7.O.3: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company by way of a general authority to issue all or
 any of the authorized but unissued preference shares
 in the capital of the Company for cash, as and when
they in their discretion deem fit, subject to the JSE
 Listings Requirements, which currently provide,
inter alia, that; a paid press announcement giving
full details, including the impact on net asset value
 and earnings per ordinary share, will be / published
 at the time of any issue of preference shares
representing, on a cumulative bas within 1 year, 5%
or more of the number of the Company's preference
shares in issue prior to any such issue; issues in
the aggregate in any 1 year shall not exceed 15% of
the number of preference shares in the Company's
issued share capital from time to time; in
determining the price at which an issue of preference
 shares may be made in terms of this authority, the
maximum discount permitted will be 10% of the
weighted average traded price determined over the 30
business days prior to the date that the , price of
the issue is determined or agreed by the Directors;
and any such issue will only be made to the public
shareholders as defined in the JSE Listings
Requirements; [Authority expires the earlier of the

PROPOSAL #8.S.1: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company by way of a general approval pursuant, inter
alia, to Articles 13A and 13B of the Company's
Articles of Association to facilitate, inter alia,
the acquisition by Mvelaphanda Group or a subsidiary
of Mvelaphanda Group [collectively the Group], from
time to time, of the issued ordinary shares of
Mvelaphanda Group upon such terms and conditions and
in such numbers as the Directors of the Company may
from time to time decide, but subject to the
provisions of the Companies Act and the JSE Listings
Requirements from time to time, it being recorded
that the JSE Listings Requirements currently require,
 inter alia, in relation to a general approval of
shareholders, that; acquisitions of securities be
implemented through the order book operated by the
JSE Limited trading system and done without any prior
 understanding or arrangement between Mvelaphanda
Group and the counterparty; acquisitions in any 1 FY
are limited to a maximum of 20% of Mvelaphanda
Group's issued share capital of the relevant class;
provided that acquisitions by subsidiaries of
Mvelaphanda Group are limited to a maximum of 10% of
Mvelaphanda Group's issued share capital of the
relevant class; an acquisition may not be made at a
price more than 10% above the weighted average of the
 market value for the shares in question for the 5
business days immediately preceding the date on which
 the acquisition is agreed; a paid press announcement
 containing details of such acquisitions must be
published as soon as Mvelaphanda Group and/or any of
its subsidiaries has/have acquired shares
constituting, on a cumulative basis, 3% of the number
 of shares of the relevant class in issue at the date
 of the AGM at which this special resolution is
passed [initial number] and for each 3% in aggregate
of the initial number acquired thereafter; at any
point in time, the Company may only appoint 1 agent
to effect any repurchases; such repurchases may only
be effected if, thereafter, the Company still
complies with the spread requirements of the JSE
Limited and no repurchase may take place during
prohibited periods stipulated by the JSE Listings
Requirements [Authority expires the earlier of the

PROPOSAL #9.O.4: Approve to entitled at their                              ISSUER          YES          FOR               FOR
discretion to pay by the Board of Directors of the
Company, by way of a pro rata reduction of share
capital or share premium, in lieu of an ordinary
dividend, an amount equal to the amount which the
Directors would have declared and paid out of profits
 in respect of the Company's interim and final
dividends for the FYE 30 JUN 2008; in terms of
paragraphs 5.86 of [ JSE Listings Requirements, any
such general payment will not exceed 20% of the
Company's issued share capital, including reserves
hut excluding minority interests, and revaluations of
 assets and intangible assets that are not supported
by a valuation by an independent professional expert
acceptable to the JSE prepared within the last 6
months, in any 1 FY, measured as at the beginning of
such FY; before effecting any general payment
contemplated by this ordinary resolution number 4,
the Directors will consider the effect of the general
 payment and will ensure that for a period of 12
months after the date of the notice of the general
payment to be made; the Company and the Group will be
 able, in the ordinary course of business, to pay
their debts; the assets of the Company and the Group,
 measured in accordance with the accounting policies
used in the latest audited annual financial
statements, will be in excess of the liabilities of
the Company and the Group; the issued share capital
and reserves of the Company and the Group are
adequate for their ordinary business purposes; and
the working capital of the Company and the Group will
 be adequate for a period of 12 months from the date
of this notice to shareholders; [Authority expires
the earlier of the next AGM or 15 months]

PROPOSAL #10.O5: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company to do all such things, sign all such
documents and take all such actions as are necessary
to give effect to the special and ordinary
resolutions proposed at the AGM at which this
ordinary resolution is proposed, if it/they is/are
passed [in the case of ordinary and special
resolutions] and registered [by the Registrar of
Companies [in the case of special resolutions]

PROPOSAL #11.: Transact other business                                     ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                MVELAPHANDA RESOURCES LIMITED
  TICKER:                N/A             CUSIP:     S53030110
  MEETING DATE:          12/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt annual financial                          ISSUER          YES          FOR               FOR
statements of Mvela Resources for the YE 30 JUN 2008

PROPOSAL #O.2.A: Re-appoint Ms. N.S. Ntsaluba as a                         ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of Article 32.1 of the Articles of Association

PROPOSAL #O.2.B: Re-appoint Mr. TMG Sexwale as a                           ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires by rotation in
terms of Article 32.1 of the Articles of Association

PROPOSAL #O.2.C: Re-appoint Mr. B.R. Van Rooyen as a                       ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of Article 32.1 of the Articles of Association

PROPOSAL #O.2.D: Re-appoint Mr. M.J. Willcox as a                          ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires by rotation in
terms of Article 32.1 of the Articles of Association

PROPOSAL #O.2.E: Re-appoint Mr. MSMM Xayiya as a                           ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires by rotation in
terms of Article 32.1 of the Articles of Association

PROPOSAL #O.3: Approve to confirm the Directors'                           ISSUER          YES          FOR               FOR
remuneration as detailed in the remuneration Section
of the Corporate Governance report in the annual
report of Mvela Resources for the YE 30 JUN 2008

PROPOSAL #O.4: Ratify the actions of all persons who                       ISSUER          YES          FOR               FOR
held office as Members of the Board of Directors of
Mvela Resources during the YE 30 JUN 2008 in so far
as such actions had any bearing on the affairs of
Mvela Resources

PROPOSAL #O.5: Re-appoint PricewaterhouseCoopers Inc.                      ISSUER          YES          FOR               FOR
 as the Auditors of the Company until the AGM, and
authorize the Directors to determine their
remuneration for the past year

PROPOSAL #O.6: Authorize the Directors, all                                ISSUER          YES        AGAINST           AGAINST
authorized but unissued ordinary shares of the
Company at the disposal and under the control of the
Directors until the AGM, and authorize the Directors
and empowered, subject to the provisions of the South
 African Companies Act, 1973 [Act 61 of 1973], as
amended, and the Listings Requirements of the JSE
Limited: to allot, issue and otherwise dispose of, or
 grant options in respect of, such shares to such
person or persons on such terms and conditions and at
 such times as the Directors may from time to time in
 their discretion deem fit: and to allot and issue
shares, or grant options to the Mvela Resources Share
 Trust or to qualifying employees of the Company and
its subsidiaries on and subject to the terms of the
Mvela Resources Limited Share Participation Scheme

PROPOSAL #O.7: Approve to resolve that the pre-                            ISSUER          YES          FOR               FOR
emptive rights, to which shareholders of Mvela
Resources may be entitled in terms of the Listing
Requirements, to participate in any future issues of,
 or options to acquire Mvela Resources ordinary
shares for cash which may be made by the Company or
to participate in any future sale, disposal or
transfer for cash of Mvela Resources shares held as
treasury shares by a subsidiary of Mvela Resources
[or options in respect thereof] subsequent to the
date of passing this resolution be and are hereby
waived, and that the Directors of the Company issue,
sell, dispose of, transfer, or grant options in
respect of ordinary shares in the issued share
capital of Mvelaphanda Resources for cash subject to
JSE Listings Requirements from time to time which
currently require that: the shares are of a class
already in issue; the shares be issued to public
shareholders [as defined in the Listings
Requirements] and not to related parties; issues in
aggregate in any 1 FY will not exceed 5% of the
Company's issued ordinary share capital that an
announcement containing full details, including the
number of shares issued, the average discount to the
weighted average traded price of the shares over the
30 trading days prior to the date that the price of
the issued shares was determined or agreed by the
Directors of the Company and the effect on the net
asset value per share and earnings per share, will be
 published at the time of the issue of shares
representing, on a cumulative basis within 1 FY, 5%
or more of the ordinary shares immediately prior to
any such issue; the maximum discount at which the
shares may be issued will be 10% of the weighted
average traded price of those shares over the 30
business days prior to the date that the price of the
 issue is determined or agreed by the Directors of
the Company, and that the Committee of the JSE will
be consulted for a ruling if the Company's shares
have not traded in such 30 business day period; the
approval for the waiver of the pre-emptive rights,
together with this general authority to issue shares
for cash [Authority expires at the earlier of the
next AGM of the Company or 15 months from the date of
 passing of this resolution]; and whenever Mvela
Resources wishes to use ordinary shares held as
treasury shares by a subsidiary, such use must comply

PROPOSAL #O.8: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to nominate any 1 or more of their number, or any
other relevant person or persons, to carry out and do
 all such matters and things as may be necessary and
to make all such applications as may be required in
connection with or to give effect to any or all of
the Ordinary and Special Resolutions to be proposed
at the general meeting of Mvela Resources at which
this Ordinary Resolution number 8 is being proposed

PROPOSAL #S.1: Authorize the Company, as a general                         ISSUER          YES          FOR               FOR
approval contemplated in Sections 85(2) and 85(3) of
the Companies Act, 1973 [Act 61 of 1973], as amended
[the Act], the acquisition by the Company or any of
its subsidiaries from time to time of the issued
ordinary shares of the Company, upon such terms and
conditions and in such amounts as the Directors of
the Company may from time to time determine, but
subject to the Articles of Association of the
Company, the provisions of the Act and the Listings
Requirements of the JSE Securities Exchange South
Africa [JSE] as presently constituted and which may
be amended from time to time, and subject to the
following: a] the repurchase of securities being
effected through the order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counter party [reported trades are prohibited];
b] approval by shareholders in terms of a Special
Resolution of the Company, in annual general/general
meeting, [Authority expires at the earlier of the
next AGM or 15 months from the date of  the
resolution, whichever period is shorter]; c]
repurchases may not be made at a price greater than
10% above the weighted average of the market value
for the securities for the 5 business days
immediately preceding the date on which the
transaction is effected; d] at any point in time, a
Company may only appoint 1 agent to effect any
repurchase/s on the Company's behalf; e] issuers may
only undertake a repurchase of securities, if, after
such repurchase, it still complies with paragraphs
3.37 to 3.41 of the JSE Listing Requirements
concerning shareholder spread requirements; f] an
issuer or its subsidiary may not repurchase
securities during a prohibited period as defined in
paragraph 3.67 of the JSE Listings Requirements; g]
the acquisitions of ordinary shares in aggregate in
any 1 FY may not exceed 20% of the Company's issued
ordinary capital; and h] authorization thereto is
given by the Articles of Association; f] when the
Company has cumulatively repurchased 3% of the number
 of ordinary shares in issue at the time this general
 authority is granted [initial number], and for each
3% in aggregate of the initial number acquired
thereafter, an announcement to this effect will be
made; pursuant to and in terms of the Listings
Requirements of the JSE, the Board of Directors of
the Company hereby state: 1] the intention of the
Directors of the Company is to utilise the general
authority if at some future date the cash resources
of the Company are in excess of its requirements, in
this regard the Directors will take account of, inter
 alia, an appropriate capitalization structure for
the Company, the long-term cash needs of the Company,
 and will ensure that any such utilization is in the
interests of shareholders; 2] in determining the
method by which the Company intends to repurchase its
 securities, the maximum number of securities to be

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NABTESCO CORPORATION
  TICKER:                N/A             CUSIP:     J4707Q100
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Retirement Allowance for                             ISSUER          YES          FOR               FOR
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Directors and Corporate Auditors

PROPOSAL #6.: Approve Issuance of New Share                                ISSUER          YES          FOR               FOR
Acquisition Rights in the Form of Stock Options
Scheme for a Stock-Linked Compensation Plan to the
Company's Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NAGOYA RAILROAD CO., LTD.
  TICKER:                N/A             CUSIP:     J47399118
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NAMCO BANDAI HOLDINGS INC.
  TICKER:                N/A             CUSIP:     J48454102
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Change Company's                          ISSUER          YES          FOR               FOR
Location to Shinagawa-ku, Approve Minor Revisions
Related to Dematerialization of Shares and the other
Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NAMPAK LTD
  TICKER:                N/A             CUSIP:     S5326R114
  MEETING DATE:          2/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive the annual financial                              ISSUER          NO           N/A               N/A
statements of the Company and the group for the YE 30
 SEP 2008

PROPOSAL #2.1: Approve the appointment of Mr. R.C.                         ISSUER          YES          FOR               FOR
Andersen as a Non-Executive Director of the Company

PROPOSAL #2.2: Approve the appointment of Mr. P.M.                         ISSUER          YES          FOR               FOR
Madi as a Non-Executive Director of the Company

PROPOSAL #3.: Approve the appointment of Mr. A.B.                          ISSUER          YES          FOR               FOR
Marshall as an Executive Director and Chief Executive
 Officer of the Company with effect from 01 MAR 2009

PROPOSAL #4.1: Re-elect Mr. T.N. Jacobs as a                               ISSUER          YES          FOR               FOR
Director, who retire by rotation

PROPOSAL #4.2: Re-elect Mr. M.H. Visser as a                               ISSUER          YES          FOR               FOR
Director, who retire by rotation

PROPOSAL #O.1: Approve the annual fees payable by the                      ISSUER          YES          FOR               FOR
 Company to the Non-executive Directors, who are the
Members of the transformation and sustainability
Committee which was formed during March 2008, with
effect from 01 MAR 2008 as follows: Chairman-ZAR
90,000 and Member-ZAR 48,000

PROPOSAL #O.2: Approve the revised annual fees                             ISSUER          YES          FOR               FOR
payable by the Company to the Non-Executive Directors
 with effect from 01 OCT 2008 as specified; the
increase in fees is recommended to retain the
appropriate caliber of the Non-Executive Director and
 is in line with market practice

PROPOSAL #O.3: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, by way of a general authority, to distribute
 to shareholders of the Company any share capital and
 reserves of the Company in terms of Section 90 of
the Companies Act No. 61 of 1973, as amended, and in
terms of the Company's Articles of Association and in
 terms of the Listing Requirements of the JSE
Limited, provided that: the distribution is made pro
rata to all shareholders; and any general
distribution of share premium by the Company shall
not exceed 20% of the Company's issued share capital
and reserves, excluding minority interests;
[Authority expires the earlier of the next AGM of the
 Company or 15 months from the passing of this

PROPOSAL #O.4: Approve, in terms of the Section                            ISSUER          YES        AGAINST           AGAINST
222(1) (a) of the Companies Act 1973, as amended, the
 allotment and issue from the ordinary shares already
 set aside for purposes of the Nampak Limited
Performance Share Plan of ordinary shares of 5 cents
each in the Company to the specified Directors as and
 when shares are settled on them in terms of the
rules of the Nampak Limited Performance Share Plan as
 specified

PROPOSAL #O.5: Approve, in terms of the Section                            ISSUER          YES        AGAINST           AGAINST
222(1) (a) of the Companies Act 1973, as amended, the
 allotment and issue from the ordinary shares already
 set aside for purposes of the Nampak Limited Share
Appreciation Plan of ordinary shares of 5 cents each
in the Company to the specified Directors as and when
 shares are settled on them in terms of the rules of
the Nampak Limited Share Appreciation Plan as

PROPOSAL #S.1: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, subject to compliance with the requirements
of the JSE, in their discretion to procure that the
Company or subsidiaries of the Company acquire by
purchase on the JSE ordinary shares issued by the
Company, provided that: the number of ordinary shares
 acquired in any 1 FY shall not exceed 20% of the
ordinary shares in issue at the date on which this
resolution is passed; the price paid per ordinary
share may not be greater than 10% above the weighted
average of the market value of the ordinary shares
for the 5 business days immediately preceding the
date on which a purchase is made; and the number of
shares purchased by subsidiaries of the Company shall
 not exceed 10% in the aggregate of the number of
issued shares in the Company at the relevant times;
[Authority expires the earlier of the next AGM of the
 Company or 15 months after the date on which this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NAN YA PCB CORP
  TICKER:                N/A             CUSIP:     Y6205K108
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of the Supervisors                               ISSUER          NO           N/A               N/A
resignation

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 7.1 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings proposed stock dividend: 20
for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.8: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NAN YA PLASTICS CORP
  TICKER:                N/A             CUSIP:     Y62061109
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.8 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings and staff bonus; proposed
stock dividend: 30 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve the proposal of election of 1                       ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.8: Elect 1 Independent Director                                ISSUER          YES          FOR               FOR

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NANYA TECHNOLOGY CORP
  TICKER:                N/A             CUSIP:     Y62066108
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve the 2009 Q1 financial                               ISSUER          YES          FOR               FOR
statements
PROPOSAL #B.4: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2009 Q1

PROPOSAL #B.5: Approve the proposal of capital                             ISSUER          YES          FOR               FOR
reduction to offset deficit

PROPOSAL #B.6: Approve the proposal of capital                             ISSUER          YES        AGAINST           AGAINST
injection by issuing new shares via private placement

PROPOSAL #B.7: Approve the proposal of capital                             ISSUER          YES        AGAINST           AGAINST
injection by issuing new shares or global depositary
receipt

PROPOSAL #B.8: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.9: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.10: Extraordinary motions                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NASPERS LTD
  TICKER:                N/A             CUSIP:     S53435103
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and approve the financial                           ISSUER          YES          FOR               FOR
statements of the Company and the group of the 12
months ended 31 MAR 2008 and the reports of the
Directors and the Auditors

PROPOSAL #O.2: Approve the confirmation of dividends                       ISSUER          YES        AGAINST           AGAINST
in relation to the N ordinary and A ordinary shares
of the Company

PROPOSAL #O.3: Approve the remuneration of the Non-                        ISSUER          YES          FOR               FOR
executive Directors for the YE 31 MAR 2008

PROPOSAL #O.4: Re-appoint the Firm                                         ISSUER          YES          FOR               FOR
PricewaterhouseCoopers Inc. as the Auditor for the
period until the conclusion of the next AGM of the
Company

PROPOSAL #O.5: Approve the appointment of Mr. J.P.                         ISSUER          YES          FOR               FOR
Bekker, as a Managing Director of a fixed terms of 5
years with effect form 01 APR 2008

PROPOSAL #O.6.1: Re-elect Prof. G.J. Gerwel as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #O.6.2: Re-elect Mr. B.J. Van Der Ross as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #O.6.3: Re-elect Mr. J.J.M. Van Zyl as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #O.7: Approve to place authorized but                             ISSUER          YES        AGAINST           AGAINST
unissued share capital of the Company under the
control of the Directors and to grant, until the next
 AGM of the Company; an unconditional general
authority to the Directors, to allot and issue in
their discretion [but subject to the provisions of
Section 221 of the Companies Act, No 61 of 1973, as
amended (the Act) and the requirements of the JSE
Limited (the JSE) and any other exchange on which the
 shares of the Company may be quoted or listed form
time to time] the unissued shares of the Company on
such terms and conditions and to such persons whether
 they be shareholders o not, as the Directors in
their discretion deem fit

PROPOSAL #O.8: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
minimum of 75% of the votes of shareholders of the
Company present in persons or by proxy AGM and
entitled to vote, Voting infavour thereof, to issue
unissued shares or a class if shares already in issue
 in the capital of the Company for cash as and when
the opportunity arises subject to the requirements of
 the JSE, including the following: that a paid press
announcement giving full details, including the
impact on the net asset value and earning per share,
will be published at the time of any issue
representing, on a cumulative basis within 1 year, 5%
 or more of the number of shares o that class in
issue prior to the issue; the aggregate issue of nay
particular class of shares in any FY will nor exceed
5% of the issued number of that class of shares
[including securities that are compulsory convertible
 ion to shares of that class] that in determining the
 price at which an issue of shares will be made in
terms of this authority, the discount at which the
shares may be issued may not exceed 10% of the
weighted average traded price of the shares in
questions, as determined over the 30 business days
prior to the date that the price if the issue is
determined, and that the shares will only be issued
to public shareholders as specified in the Listing
Requirements of the JSE, and not to related parties;
[Authority expires the earlier of the conclusion of

PROPOSAL #S.1: Authorize the Company or any of its                         ISSUER          YES          FOR               FOR
subsidiaries, by way of general authority, to acquire
 N ordinary shares issued by the Company, in terms of
 and Sections 85(2) and 85(3) of the Companies Act 61
 of 1973, as amended, and in terms of the rules and
requirements of the JSE being that: any such
acquisition of N ordinary shares shall be effected
thorough the order book operated by the JSE trading
system and done without any prior understanding or
arrangement; an announcement is published as soon as
the Company or any of its subsidiaries have acquired
N ordinary shares constituting, on a cumulative
basis, 3% of the number of N ordinary shares in issue
 prior to the acquisition pursuant to which the
aforesaid 3% threshold is reached, and for each 3% in
 aggregate acquires thereafter, containing full
details of such acquisition; acquisition of N
ordinary shares in aggregate in any 1 FY may not
exceed 20% of the Company's N ordinary issued share
capital as at the date of passing of this special
resolution; in determining the price at which N
Ordinary shares issued by the Company are acquired by
 it or any its subsidiaries in terms of this general
authority, the maximum premium at which such N
ordinary shares may be acquired will not exceed 10%
of the weighted average of the market value at which
N ordinary shares are traded on the JSE as determined
 over the 5 business days immediately preceding the
date of the repurchase of such N ordinary shares by
the Company or nay of its subsidiaries; the Company
has been given authority by its Articles of
Association; at any point , the Company may only
appoint 1 agent to effect any repurchase on the
Company's behalf; the Company sponsor must confirm
the adequacy of the Company's working capital for
purposes of undertaking the repurchase of N ordinary
shares in writing to the JSE Ltd before entering the
market for the repurchase; the Company remaining in
compliance with the minimum shareholder spread
requirements of the JSE Listings Requirements; and
the Company and/or its subsidiaries not repurchasing
any N ordinary shares during a prohibited period as
defined by the JSE Ltd Listings Requirements; before
the general repurchase is effected the Directors
having considered the effects of the repurchase of
the maximum number of N ordinary shares in terms of
the foregoing general authority, will ensure that for
 a period of 12 months after the date of the notice
of AGM; the Company and the group will be able in the
 ordinary course of business to pay their debts; the
assets of the Company and the group finally valued in
 accordance with International; Financial Reporting
Standards, will exceed the liabilities of the company
 and the group; and the Company and the group's
ordinary share capital, reserves and working capital
will be adequate or ordinary business purpose as
specified; [Authority expires the earlier of the
conclusion of the next AGM of the Company or 15

PROPOSAL #S.2: Authorize the Company or any of its                         ISSUER          YES        AGAINST           AGAINST
subsidiaries by way of an general authority to
acquire A ordinary shares issued by the Company, in
terms of and subject to Sections 85(2) and 85(3) of
the Companies Act 61 of 1973 as amended

PROPOSAL #S.3: Approve to change the Articles of the                       ISSUER          YES          FOR               FOR
Company to inset he words 'of the transfer secretary'
 of the directly after the word 'office' in the first
 line Paragraph 34.2 [ the Articles of Association of
 the Company were register in Afrikaans and the
amended text appearing in this resolution is a free
translation of the Afrikaans text]

PROPOSAL #O.9: Authorize each of the Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company to do all things, perform all acts and sign
all documents necessary to effect the implementation
of the ordinary and special resolutions adopted at
this AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL ALUMINIUM CO LTD
  TICKER:                N/A             CUSIP:     Y6211M114
  MEETING DATE:          9/20/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors'                             ISSUER          YES          FOR               FOR
report, audited balance sheet as on 31 MAR 2008 and
the profit & loss account for the YE 31 MAR 2008
together with the reports of the Auditors thereon

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Shri Vinod Kumar Thakral as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri Prasant Kumar Routray                        ISSUER          YES          FOR               FOR
as a Director, who retires by rotation

PROPOSAL #5.: Appoint Dr. A. Sahay as a Director of                        ISSUER          YES          FOR               FOR
the Company, whose period of office is liable to be
determined for retirement by rotation in terms of
Order No.2(2)/97-Met.I dtd.27 SEP 2007 of Government
of India or any amendments thereto

PROPOSAL #6.: Appoint Shri S.S. Sohoni as a Director                       ISSUER          YES          FOR               FOR
of the Company, whose period of office is liable to
be determined for retirement by rotation in terms of
Order No.2(2)/97-Met.I dtd.27 SEP 2007 of Government
of India or any amendments thereto

PROPOSAL #7.: Appoint Shri K.S. Raju as a Director of                      ISSUER          YES          FOR               FOR
 the Company, whose period of office is liable to be
determined for retirement by rotation in terms of
Order No.2(2)/97-Met.I dtd.27 SEP 2007 of Government
of India or any amendments thereto

PROPOSAL #8.: Appoint Shri Joy Varghese as a Director                      ISSUER          YES          FOR               FOR
 of the Company, whose period of office is liable to
be determined for retirement by rotation in terms of
Order No.2(5)/2006-Met.I dtd.25 SEP 2007 of
Government of India or any amendments thereto

PROPOSAL #9.: Appoint Shri S. Vijay Kumar as a                             ISSUER          YES          FOR               FOR
Director of the Company, whose period of office is
liable to be determined for retirement by rotation in
 terms of Order F.No.2(1)/2004-Met.I dtd.23 JAN 2008
of Government of India or any amendments thereto

PROPOSAL #10.: Appoint Shri S.B. Mishra as a Director                      ISSUER          YES          FOR               FOR
 of the Company, whose period of office is liable to
be determined for retirement by rotation in terms of
Order No.2(2)/97-Met.I dtd.24 APR 2008 of Government
of India or any amendments thereto

PROPOSAL #11.: Appoint Shri N.R. Mohanty as a                              ISSUER          YES          FOR               FOR
Director of the Company, whose period of office is
liable to be determined for retirement by rotation in
 terms of Order No.2(2)/97-Met.I dtd.24 APR 2008 of
Government of India or any amendments thereto

PROPOSAL #12.: Appoint Dr. Jyoti Mukhopadhyay as a                         ISSUER          YES          FOR               FOR
Director of the Company, whose period of office is
liable to be determined for retirement by rotation in
 terms of Order No.2(2)/97-Met.I dtd.24 APR 2008 of
Government of India or any amendments thereto

PROPOSAL #13.: Appoint Shri R.K. Sharma as a Director                      ISSUER          YES          FOR               FOR
 of the Company, whose period of office is liable to
be determined for retirement by rotation in terms of
Order No.2(2)/97-Met.I dtd.24 APR 2008 of Government
of India or any amendments thereto

PROPOSAL #14.: Appoint Maj. General (Retd.) Samay                          ISSUER          YES          FOR               FOR
Ram, UYSM, AVSM, VSM as a Director of the Company,
whose period of office is liable to be determined for
 retirement by rotation in terms of Order No.2(2)/97-
Met.I dtd.24 APR 2008 of Government of India or any
amendments thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL AUSTRALIA BANK LTD, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q65336119
  MEETING DATE:          12/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To consider the Company's financial                          ISSUER          NO           N/A               N/A
statements and the reports for the YE 30 SEP 2008

PROPOSAL #2.A: Re-elect Mr. John Thorn as a Director,                      ISSUER          YES          FOR               FOR
 who retires in accordance with the Article 10.3 of
the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Geoff Tomlinson as a                           ISSUER          YES          FOR               FOR
Director, who retires in accordance with the Article
10.3 of the Company's Constitution

PROPOSAL #3.: Approve, for the purposes of the ASX                         ISSUER          YES          FOR               FOR
Listing Rule 7.2, Exception 9, the issue of
securities in the Company under the National
Australia Bank Staff Share Allocation Plan, the
National Australia Bank New Zealand Staff Share
Allocation Plan, the National Australia Bank Staff
Share Ownership Plan, the National Australia Bank
Share Option Plan No. 2, the National Australia Bank
Performance Rights Plan and the National Australia

PROPOSAL #4.: Approve to grant performance shares and                      ISSUER          YES          FOR               FOR
 performance rights, to the Group Chief Executive
Officer designate, Mr. Cameron Clyne, under the
Company's Long Term Incentive Plan, as specified

PROPOSAL #5.A: Approve to grant shares, performance                        ISSUER          YES          FOR               FOR
options and performance shares, to Mr. Ahmed Fahour
[an Executive Director], under the Company's Short
Term Incentive and Long Term Incentive Plans as
specified

PROPOSAL #5.B: Approve to grant shares, performance                        ISSUER          YES          FOR               FOR
options and performance shares, to Mr. Michael Ullmer
 [an Executive Director], under the Company's Short
Term Incentive and Long Term Incentive Plans as
specified

PROPOSAL #6.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 SEP 2008

PROPOSAL #7.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: approve to remove Mr. Paul Rizzo from
office as a Director of the National Australia Bank

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL BANK OF GREECE
  TICKER:                N/A             CUSIP:     X56533114
  MEETING DATE:          1/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the Company share                        ISSUER          NO           N/A               N/A
capital up to the amount of EUR 350,000,000 with the
issuance of preferred shares in accordance to Law
3723/2008 related to the reinforcement of the economy
 for the facing of the implications of the global
financial crisis and abolishment of the pre-emptive
right to the existing shareholders

PROPOSAL #2.: Amend the Association's Articles 4 and                       ISSUER          NO           N/A               N/A
18 of the banks statute according to the above Law
and addition of provision

PROPOSAL #3.: Approve the grant of relevant                                ISSUER          NO           N/A               N/A
authorizations

PROPOSAL #4.: Announcements and approvals                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL BANK OF GREECE S.A.
  TICKER:                NBG             CUSIP:     633643408
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: SUBMISSION FOR APPROVAL OF THE BOARD                         ISSUER          NO           N/A               N/A
AND THE AUDITORS' REPORTS ON THE ANNUAL FINANCIAL
STATEMENTS FOR THE FINANCIAL YEAR 2008.

PROPOSAL #02: SUBMISSION FOR APPROVAL OF THE ANNUAL                        ISSUER          NO           N/A               N/A
FINANCIAL STATEMENTS FOR THE FINANCIAL YEAR 2008.
PROFIT APPROPRIATION.

PROPOSAL #03: DISCHARGE OF THE MEMBERS OF THE BOARD                        ISSUER          NO           N/A               N/A
OF DIRECTORS AND THE AUDITORS FROM ANY LIABILITY FOR
INDEMNITY.

PROPOSAL #04: APPROVAL OF THE REMUNERATIONS OF BOARD,                      ISSUER          NO           N/A               N/A
 THE CHIEF EXECUTIVE OFFICER'S, THE DEPUTY CHIEF
EXECUTIVE OFFICER'S AND OF NON-EXECUTIVE DIRECTOR'S.

PROPOSAL #05: APPROVAL OF THE MEMBERS OF THE BOARD,                        ISSUER          NO           N/A               N/A
GENERAL MANAGERS' AND MANAGERS' PARTICIPATION IN THE
BOARD OR IN THE MANAGEMENT.

PROPOSAL #06: ANNOUNCEMENT OF A BOARD MEMBER'S                             ISSUER          NO           N/A               N/A
ELECTION IN REPLACEMENT OF A BOARD MEMBER WHO
RESIGNED, AND ANNOUNCEMENT OF A GREEK STATE
REPRESENTATIVE'S APPOINTMENT TO THE BOARD AS AN
ADDITIONAL, SIXTEENTH MEMBER THEREOF, ALL AS MORE
FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #07: ELECTION OF REGULAR AND SUBSTITUTE                           ISSUER          NO           N/A               N/A
CERTIFIED AUDITORS, ALL AS MORE FULLY DESCRIBED IN
THE PROXY STATEMENT.

PROPOSAL #08: ANNOUNCEMENTS AND OTHER APPROVALS.                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL BK CDA MONTREAL QUE
  TICKER:                N/A             CUSIP:     633067103
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Lawrence S. Bloomberg as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Mr. Pierre Bourgie as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Elect Mr. Andre Caille as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. Gerard Coulombe as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. Bernard Cyr as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Ms. Shirley A. Dawe as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Ms. Nicole Diamond-Gelinas as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. Jean Douville as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. Marcel Dutil as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect Mr. Jean Gaulin as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.11: Elect Mr. Paul Gobeil as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.12: Elect Ms. Louise Laflamme as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.13: Elect Ms. Roseann Runte as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.14: Elect Mr. Marc P. Tellier as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.15: Elect Mr. Louis Vachon as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint the Auditors                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt, a governance rule
stipulating that a shareholder advisory vote be held
on the compensation policy for their executive

PROPOSAL #4.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt, for the Members of the
Compensation Committee and the External Compensation
Consultants, the same independence policy as that
governing the Members of the Audit Committee and the
External Auditors

PROPOSAL #5.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: adopt, a governance rule
limiting to 4 the number of Boards Directors can sit

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL BK GREECE S A
  TICKER:                N/A             CUSIP:     X56533114
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors' and the                      ISSUER          NO           N/A               N/A
 Auditors' reports on the annual financial statements
 for the FY 2008 [i.e. 01 JAN 2008 to 31 DEC 2008]

PROPOSAL #2.: Approve the annual financial statements                      ISSUER          NO           N/A               N/A
 for the FY 2008 [i.e. 01 JAN 2008 to 31 DEC 2008]
and the profit distribution and cash dividend payment

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          NO           N/A               N/A
Board of Directors and the Auditors of National Bank
of Greece and of PK Investment Services S.A., which
was absorbed by the Bank, from any liability for
indemnity regarding the annual financial statements
and management for the year 2008 [i.e. 01 JAN 2008 to
 31 DEC 2008]

PROPOSAL #4.: Approve the remuneration of the Board                        ISSUER          NO           N/A               N/A
of Directors of the Bank and of the absorbed PK
Investment Services S.A. for the financial year 2008
[pursuant to Article 24, Paragraph 2 of the Company's
 Act), determination of the Chief Executive
Officer's, the Deputy Chief Executive Officer's and
Non-executive Directors' remuneration until the
Bank's AGM of 2010; the remuneration of the Bank's
Directors for the FY 2008 in their capacity as
Members of the Bank's Audit, corporate Governance
Nominations, human resources remuneration and Risk
Management Committees, and determination of their
remuneration until the Bank's AGM of 2010

PROPOSAL #5.: Approve the Members of the Board of                          ISSUER          NO           N/A               N/A
Directors', General Managers' and Managers'
participation in the Board of Directors or in the
management of NBG Group Company's pursuing similar or
 related business goals [as per Article 23, Paragraph
 1 of the Company's Act and Article 30, Paragraph 1
of the Bank's Articles of Association]

PROPOSAL #6.: Elect the Board members and                                  ISSUER          NO           N/A               N/A
announcement of a Greek State representative's
appointment to the Board as an additional, sixteenth
member thereof, also in accordance with the relevant
resolution of the Bank's EGM of Shareholders [EGM] of
 22 JAN 2009 and the provisions of law 3723/2008 on
the enhancement of liquidity in the Greek economy in
response to the impact of the international financial

PROPOSAL #7.: Elect the regular and substitute                             ISSUER          NO           N/A               N/A
Certified Auditors for the Bank's financial
statements and the Group's consolidated financial
statements, and determination of their remuneration,

PROPOSAL #8.: Announcements and other approvals                            ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIONAL GRID PLC
  TICKER:                N/A             CUSIP:     G6375K151
  MEETING DATE:          7/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual reports and accounts                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Declare a final dividend of 21.3 pence                       ISSUER          YES          FOR               FOR
per ordinary share

PROPOSAL #3.: Re-elect Mr. Bob Catell as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Tom King as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Philip Aiken as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. John Allan as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditor of the Company

PROPOSAL #8.: Authorize the Directors to set the                           ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #9.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #10.: Authorize the Directors to issue of                         ISSUER          YES          FOR               FOR
equity or equity-linked securities with pre-emptive
rights up to aggregate nominal amount of GBP

PROPOSAL #S.11: Grant authority for the issue of                           ISSUER          YES          FOR               FOR
equity or equity-linked securities without pre-
emptive rights up to aggregate nominal amount of GBP

PROPOSAL #S.12: Authorize the Company to purchase                          ISSUER          YES          FOR               FOR
249,936,128 ordinary shares for Market Purchase

PROPOSAL #S.13: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIXIS, PARIS
  TICKER:                N/A             CUSIP:     F6483L100
  MEETING DATE:          8/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Executive Committee the                        ISSUER          YES        AGAINST           AGAINST
necessary powers to increase the capital, on one or
more occasions, in France or abroad, by a maximum
nominal amount of EUR 4,000,000,000.00, by issuance,
with preferred subscript ion rights maintained, of
shares and or debt securities this amount shall count
 against the overall value set forth in Resolutions
2, 3 , 4, 5 the maximum nominal amount of debt
securities which may be issued shall not exceed EUR
1,500,000,000.00 [Authority expires at the end of 26
month period] to take all necessary measures and
accomplish all necessary formalities this
authorization supersedes the fraction unused of the
authorization granted by the shareholders meeting of
22 MAY 2008 in its Resolution number 8

PROPOSAL #2.: Authorize the Executive Committee the                        ISSUER          YES        AGAINST           AGAINST
necessary powers to increase the capital, on one or
more occasions, in France or abroad, by a maximum
nominal amount of EUR 4,000,000,000.00, by issuance,
without preferred subscription rights, of shares and
or debt securities this amount shall count against
the overall value set forth in Resolution Number 2,
3, 4, 5 the maximum nominal amount of debt securities
 which may be issued shall not exceed EUR
1,500,000,000.00 [Authority expires at the end of 26
month period] to take all necessary measures and
accomplish all necessary formalities this
authorization supersedes the fraction unused of the
authorization granted by the shareholders meeting of
22 MAY 2008 in its Resolution number 9

PROPOSAL #3.: Authorize the Executive Committee to                         ISSUER          YES        AGAINST           AGAINST
increase the share capital, up to 10% of the share
capital, by way of issuing shares or securities
giving access to the capital, in consideration for
the contributions in kind granted to the Company and
comprised of capital securities or securities giving
access to share capital [Authority expires at the end
 of 26 month period] this amount shall count against
the overall value set forth in Resolutions 2, 3, 4,
5; to take all necessary measures and accomplish all
necessary formalities this authorization supersedes
the fraction unused of the authorization granted by
the shareholders meeting of 22 MAY 2008 in its
Resolution 11

PROPOSAL #4.: Authorize the Executive Committee in                         ISSUER          YES          FOR               FOR
order to increase the share capital, in one or more
occasions and at its sole discretion, by a maximum
nominal amount of EUR 4,000,000,000.00, by way of
capitalizing reserves, profits, premiums or other
means, provided that such capitalization is allowed
By-Law and under the By-Laws, by issuing bonus shares
 or raising the par value of existing shares, or by a
 combination of these methods; [Authority expires at
the end of 26 month period]; to take all necessary
measures and accomplish all necessary formalities
this authorization supersedes the fraction unused of
the authorization granted by the shareholders meeting
 of 22 MAY 2008 in its Resolution 12

PROPOSAL #5.: Authorize the Executive Committee to                         ISSUER          YES        AGAINST           AGAINST
increase the number of securities to be issued in the
 event of a capital increase with or without
preferential subscription right of shareholders, at
the same price as the initial issue, with in 30 days
of the closing of the subscription period and up to a
 maximum of 15% of the initial issue; [Authority
expires at the end of 26 month period]; to take all
necessary measures and accomplish all necessary
formalities this authorization supersedes the
fraction unused of the authorization granted by the
share holders meeting of 22 MAY 2008 in its

PROPOSAL #6.: Authorize the Executive Committee to                         ISSUER          YES          FOR               FOR
increase the share capital, on one or more occasions,
 at its sole discretion in favour of employees and
corporate officers of the Company who are Members of
a Company Savings Plan [Authority expires at the end
of 26 month period] and for a nominal amount that
shall not exceed EUR 16,000,000.00; to take all
necessary measures and accomplish all necessary
formalities the shareholders meeting decides to
cancel the shareholders preferential subscription
rights in favour of employees and Corporate Officers
of the Company who are Members of a Company Savings
Plan this delegation of powers supersedes any and all
 earlier delegations to the same effect

PROPOSAL #7.: Grants full powers to the bearer of an                       ISSUER          YES          FOR               FOR
original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed By-Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATIXIS, PARIS
  TICKER:                N/A             CUSIP:     F6483L100
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Approve the distribution of Profit                          ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Approve the agreements and                                  ISSUER          YES          FOR               FOR
transactions referred to in Articles L.225-86 of the

PROPOSAL #O.5: Ratify two regulated agreements                             ISSUER          YES          FOR               FOR

PROPOSAL #O.6: Ratify two regulated agreements                             ISSUER          YES          FOR               FOR

PROPOSAL #O.7: Ratify the appointment of Mr. Olivier                       ISSUER          YES        AGAINST           AGAINST
Klein as Member of the Supervisory Board

PROPOSAL #O.8: Ratify the appointment of Mr. Fran ois                      ISSUER          YES        AGAINST           AGAINST
 Perol as Member of the Supervisory Board

PROPOSAL #O.9: Ratify the appointment as                                   ISSUER          YES          FOR               FOR
provisionally Mr. Luigi Maranzana as observer of the
Supervisory Board

PROPOSAL #E.10: Approve the modification of the                            ISSUER          YES          FOR               FOR
Company method of administration and management by
establishing a Board of Directors

PROPOSAL #E.11: Adopt the new updated statutes                             ISSUER          YES          FOR               FOR

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of purchased
 shares pursuant a share buyback program

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
decide a capital share increase, through the issue -
with maintenance of preferential subscription rights
- of shares and / or securities giving access to the
Company capital and / or the issuance of securities
giving right to the allocation of debt securities

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
decide a capital share increase, through the issue -
without preferential subscription rights - of shares
and / or securities giving access to the Company
capital and / or the issuance of securities giving
right to the allocation of debt securities

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue shares or securities giving access to capital
without the preferential subscription right in
consideration of contributions in kind relating to
equity securities or securities giving access to
capital

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
decide a capital share increase by incorporation of
premiums, reserves, profits or others

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the number of securities to be issued in
case of capital increase with or without preferential
 subscription right

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase share capital by issuing of shares or
securities giving access to capital reserved for
Members of Saving Plan with suppression of
preferential subscription right referred to in
Article L. 225-129-6 of the Commercial Code

PROPOSAL #O.19: Appoint Mr. Fran ois Perol as a Board                      ISSUER          YES        AGAINST           AGAINST
 Member

PROPOSAL #O.20: Appoint Mr. Banque Federale des                            ISSUER          YES        AGAINST           AGAINST
Banques Populaires, represented by Mr. Philippe
Queuille, as a Board Member

PROPOSAL #O.21: Appoint National Savings Bank,                             ISSUER          YES        AGAINST           AGAINST
represented by Mr. Alain Lemaire, as Board Member

PROPOSAL #O.22: Appoint Mr. Vincent Bollore as Board                       ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.23: Appoint Mr. Jean Clochet as a Board                        ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.24: Appoint Mr. Jean-Claude Crequit as                         ISSUER          YES        AGAINST           AGAINST
Board Member

PROPOSAL #O.25: Appoint Mr. Steve Gentili as Board                         ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.26: Appoint Mr. Francis Henry as Board                         ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.27: Appoint Mr. Mr. Bernard Jeannin as                         ISSUER          YES        AGAINST           AGAINST
Board Member

PROPOSAL #O.28: Appoint Mr. Olivier Klein as Board                         ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.29: Appoint Mr. Yvan de La Porte du Theil                      ISSUER          YES        AGAINST           AGAINST
 as Board Member

PROPOSAL #O.30: Appoint Mr. Jean-Charles Naouri as                         ISSUER          YES        AGAINST           AGAINST
Board Member

PROPOSAL #O.31: Appoint Mr. Didier Patault as Board                        ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.32: Appoint Mr. Henri Proglio as Board                         ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.33: Appoint Mr. Philippe Sueur as Board                        ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.34: Appoint Mr. Jean-Louis Tourret as                          ISSUER          YES        AGAINST           AGAINST
Board Member

PROPOSAL #O.35: Appoint Mr. Robert Zolade as Board                         ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.36: Appoint Mr. Luigi Maranzana as Board                       ISSUER          YES          FOR               FOR
Member

PROPOSAL #O.37: Appoint an observer; name will be                          ISSUER          YES          FOR               FOR
indicated in the assembly

PROPOSAL #O.38: Approve the attendance allowances                          ISSUER          YES          FOR               FOR
fixed
PROPOSAL #O.39: Approve the intervention by the                            ISSUER          YES        AGAINST           AGAINST
Company on the market of its own shares

PROPOSAL #O.40: Powers of formalities                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATURA COSMETICOS SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P7088C106
  MEETING DATE:          3/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Ratify the amendment of the wording of                       ISSUER          YES          FOR               FOR
Article 5 of the Companys Corporate Bylaws relating
to the Share Capital and the quantity of Company
Shares that are subscribed for and paid in, arising
from the exercise of the option to buy or subscribe
for common shares issued by the Company, during the
year 2008, by the Managers and Employees of the
Company, as well as the Managers and Employees of the
 Companys directly and indirectly controlled
Companies, participants in the addenda to the plans
for the granting of options to purchase or subscribe
for common shares issued by the Company relating to

PROPOSAL #B.: Approve to consider the new wording of                       ISSUER          YES        AGAINST           AGAINST
the program for the granting of options to purchase
or subscribe to common shares issued by the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NATURA COSMETICOS SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P7088C106
  MEETING DATE:          3/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the administrators accounts, to                      ISSUER          YES          FOR               FOR
 examine, discuss and vote on the administrations
report the financial statements and the accounting
statements accompanied by the Independent Auditors
report regarding the FYE 31 DEC 2008

PROPOSAL #2.: Approve the proposal for the capital                         ISSUER          YES          FOR               FOR
budget for the year 2009 the allocation of the net
profit from FYE 31 DEC 2008 and to ratify the early
distributions of dividends and interim interest on
net equity

PROPOSAL #3.: Elect the Members of the Company's                           ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #4.: Approve to set the aggregate                                 ISSUER          YES          FOR               FOR
remuneration of the Managers of the Company to be
paid before the AGM in which shareholders of the
Company vote concerning the financial statements for
the FYE 31 DEC 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NCSOFT CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y6258Y104
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement:                             ISSUER          YES          FOR               FOR
expected cash dividend: KRW 470 per share

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Re-elect Mr. Kim Taek Jin [CEO] as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES        AGAINST           AGAINST
the Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Auditors

PROPOSAL #6.: Approve the Stock Option for the                             ISSUER          YES          FOR               FOR
Directors already granted at the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEC CORPORATION
  TICKER:                N/A             CUSIP:     J48818124
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Reduction of Legal Capital Surplus and                       ISSUER          YES          FOR               FOR
Legal Retained Earnings and Appropriation of Surplus

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEC ELECTRONICS CORPORATION
  TICKER:                N/A             CUSIP:     J4881U109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Adopt
Restriction to the Rights for Odd-Lot Shares, Allow
Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEDBANK GROUP
  TICKER:                N/A             CUSIP:     S5518R104
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the interim dividend of 310                          ISSUER          YES          FOR               FOR
cents per ordinary share declared by the Board of
Directors on 05 AUG 2008 and the final dividend of a
number of Nedbank Group to be determined in terms of
the capitalization award ratio, for every 100 Ned
bank Group shares held to those Members elected [or
were deemed to have elected] the capitalization award
 and 310 cents per ordinary share to those Members
not elect to receive capitalization shares, declared
by the Board of Directors on 25 FEB 2009

PROPOSAL #3.1: Re-elect Dr. RJ Khoza as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who retires by rotation in terms of the
 Company's Articles of Association

PROPOSAL #3.2: Re-elect Mr. MA Enus-Brey as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of the Company's Articles of Association

PROPOSAL #3.3: Re-elect Prof. MM Katz, as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in terms of
the Company's Articles of Association

PROPOSAL #3.4: Re-elect Mr. JB Magwaza as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in terms of
the Company's Articles of Association

PROPOSAL #3.5: Re-elect Mr. ME Mkwanzi as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in terms of
the Company's Articles of Association

PROPOSAL #3.6: Re-elect Mr. ML Ndlovu as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in terms of
the Company's Articles of Association

PROPOSAL #3.7: Re-elect Ms. GT Serobe as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in terms of
the Company's Articles of Association

PROPOSAL #4.1: Re-elect Mr. A de VC Knott-Craig as a                       ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of the
Company's Articles of Association

PROPOSAL #4.2: Re-elect Ms. NP Mnxasana as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of the
Company's Articles of Association

PROPOSAL #5.: Approve the Non-Executive Director's                         ISSUER          YES          FOR               FOR
fees
PROPOSAL #6.: Approve the remuneration paid to                             ISSUER          YES          FOR               FOR
Executive Directors

PROPOSAL #7.: Re-appoint Deloitte & Touche [with the                       ISSUER          YES          FOR               FOR
designated Auditors currently being Mr. D Shipp] and
KPMG Inc [with the designated Auditor currently being
 Ms. TA Middlemiss], as the Joint Auditors to hold
office from the conclusion of 42nd AGM until the
conclusion of next AGM of Nedbank Group

PROPOSAL #8.: Authorize the Nedbank Group Audit                            ISSUER          YES          FOR               FOR
Committee to determine the remuneration of the
Company's Auditors and the Auditor's terms of
engagement

PROPOSAL #9.O.1: Authorize the Directors to place the                      ISSUER          YES        AGAINST           AGAINST
 authorized, but unissued, ordinary shares in the
share capital of Nedbank Group under the control of
the Directors to allot these shares on such terms and
 conditions and at such times as they deem fit,
subject to the provisions of the Companies Act, 61 of
 1973, as amended [the Act], the Act, 94 of 1990, as
amended [the Banks Act], and the JSE Limited [JSE]
Listings Requirements; the issuing of shares granted
under this authority will be limited to Nedbank
Group's existing contractual obligations to issue
shares, including for purposes of Nedbank Group's BEE
 transaction approved in 2005 and the NedNamibia BEE
transaction approved in 2006, and scrip dividend
and/or capitalization share award, and shares
required to be issued for the purpose of carrying out
 the terms of the Nedbank Group share incentive
schemes as well as any alternative coupon settlement
mechanism relating to issues, from time to time, of
the Nedbank Limited Tier 1 hybrid debt capital

PROPOSAL #10O.2: Amend the paragraph 12.1.2 of The                         ISSUER          YES          FOR               FOR
Nedbank Group [2005] share Scheme rules, by deleting
the specified words

PROPOSAL #11S.1: Authorize the Company or any of its                       ISSUER          YES          FOR               FOR
subsidiaries, in terms of a general authority
contemplated in Sections 85(2) and 85(3) of the
Companies Act, 61 of 1973, as amended [the Act], to
acquire the Company's issued shares from time to time
 such terms and conditions and in such amounts as the
 Directors of the Company may from time to time
decide, not exceeding in aggregate 10% of the
Company's issued ordinary share capital in any 1 FY,
to the extent required, of the Register of Banks, the
 provisions of the Act, the Banks Act, 94 of 1990, as
 amended and the JSE Limited [JSE] Listing
Requirements, subject to the following limitations:
a) the repurchase of securities shall be effected
through the main order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counterparty; b) authorization thereto given by
the Company's Articles of Association; c) the Company
 and the Nedbank Group shall be in a position to
repay its debt in the ordinary course of business for
 a period of 12 months after the decision by the
Directors of the Company to repurchase shares in the
open market; d) the assets of the Company and the
Nedbank Group shall be in excess of the liabilities
of the Company and the Nebbank Group for a period of
12 months after the decision by the Directors of the
Company to repurchase shares in the open market for
this purpose the assets and liabilities shall be
recognized and measured in accordance with the
accounting policies used in the latest audited
consolidated annual financial statements; e) the
ordinary capital and reserves of the Company and the
Nedbank Group shall be adequate for ordinary business
 purposes for the 12 months after the decision by the
 Directors of the Company to repurchase shares in the
 open market; f) the available working capital shall
be adequate to continue the operations of Company and
 the Nedbank Group for a period of 12 months after
the decision by the Directors to repurchase shares in
 the open market; g) after such repurchase the
Company shall continue to comply with Paragraphs 3.37
 to 3.41 of the JSE Listings Requirements concerning
shareholder spread requirements; h) the Company or
its subsidiaries shall not repurchase securities
during a prohibited period, as specified; i) at any
point in time the Company shall appoint only 1 agent
to effect any repurchase(s) on its behalf: in terms
of the proposed special resolution the maximum number
 of Nedbank Group shares that may be repurchased
during the term of this authority, subject to above,
amounts to 46,839,940 shares [10% of 468,939,397
shares in issue as at 03 MAR 2009]; [Authority

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEDBANK GROUP
  TICKER:                N/A             CUSIP:     S5518R104
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve that, without derogating from                       ISSUER          YES          FOR               FOR
the general authority authorizing the issue of shares
 in the authorized, but unissued, share capital of
the Company for purposes of the Company's BEE
transaction approved in 2005, the NedNamibia BEE
transaction approved in 2006, any scrip dividend
and/or capitalization share award, carrying out the
terms of the Company's share incentive schemes and
any alternative coupon settlement mechanism relating
to issues of the Company's and Tier 1 hybrid debt
capital instruments, granted at the Nedbank Group
Limited AGM held on 14 MAY 2009, a further 12,855,359
 ordinary shares in the authorized, but unissued,
share capital of the Company be placed under
authority the control of the Directors, by way of
specific authority under Section 221 of the Companies
 Act, 61 of 1973, as amended or re-enacted, [the
Companies Act] to allot and issue all or some of such
 shares on the terms and conditions set forth in the
agreements tabled at the meeting and initialled for
identification by the Chairperson, subject to the
provisions of the Companies Act, the Banks Act, 94 of
 1990, as amended, and the JSE Limited Listings

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEPTUNE ORIENT LINES LTD
  TICKER:                N/A             CUSIP:     V67005120
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and accounts for the FYE 26 DEC 2008 and the
Auditors' report thereon

PROPOSAL #2.: Approve the declaration of a final tax                       ISSUER          YES          FOR               FOR
exempt [1-tier] dividend of 4.00 Singapore cents per
share for the FYE 26 DEC 2008

PROPOSAL #3.: Approve the payments to Non-Executive                        ISSUER          YES          FOR               FOR
Director of SGD 1,750,000 as the Directors' fees for
the FYE 25 DEC 2009

PROPOSAL #4.: Re-elect Mr. Peter Wagner as a                               ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 97 of the
Company's Articles of Association

PROPOSAL #5.: Re-elect Dr. Friedbert Malt as a                             ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 97 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. James Connal Scotland                           ISSUER          YES          FOR               FOR
Rankin as a Director, who retires pursuant to Article
 97 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Bobby Chin Yoke Choong as                       ISSUER          YES          FOR               FOR
a Director, who retires pursuant to Article 97 of the
 Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. Ronald Dean Widdows as a                        ISSUER          YES          FOR               FOR
Board of Director, who retires pursuant to Article
102 of the Company's Articles of Association

PROPOSAL #9.: Re-elect Mr. Boon Swan Foo as a Board                        ISSUER          YES          FOR               FOR
of Director, who retires pursuant to Article 102 of
the Company's Articles of Association

PROPOSAL #10.: Re-appoint Messrs. Ernst & Young LLP                        ISSUER          YES          FOR               FOR
as the Company's Auditors and authorize the Directors
 to fix their remuneration

PROPOSAL #11.: Approve the renewal of the mandate for                      ISSUER          YES          FOR               FOR
 the Directors to allot and issue shares subject to
the limits as specified

PROPOSAL #12.: Authorize the Directors to offer and                        ISSUER          YES        AGAINST           AGAINST
grant options and/or awards, and to allot and issue
shares, pursuant to the provisions of the NOL Share
Option Plan and the NOL Performance Share Plan 2004,
subject to limits as specified

PROPOSAL #13.: Approve the renewal of the share                            ISSUER          YES          FOR               FOR
purchase mandate

PROPOSAL #14.: Approve the renewal of the mandate for                      ISSUER          YES          FOR               FOR
 Interested Person Transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NESTE OIL
  TICKER:                N/A             CUSIP:     X5688A109
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Matters of order for the meeting                             ISSUER          NO           N/A               N/A

PROPOSAL #3.: Selection of the examiners of the                            ISSUER          NO           N/A               N/A
minutes and ballots

PROPOSAL #4.: Establishing that the meeting is                             ISSUER          NO           N/A               N/A
competent and forms a quorum

PROPOSAL #5.: Confirmation of shareholders present                         ISSUER          NO           N/A               N/A
and the voting list

PROPOSAL #6.: Presentation of the Financial                                ISSUER          NO           N/A               N/A
Statements for 2008, including also the Consolidated
Financial Statements, the Review by the Board of
Directors, the Auditor's Report, and the Statement of
 the Supervisory Board - Review by the President & CEO

PROPOSAL #7.: Adopt the financial statements                               ISSUER          YES          FOR               FOR
including and the consolidated financial statements

PROPOSAL #8.: Approve the use of the profit shown in                       ISSUER          YES          FOR               FOR
the balance sheet and to pay a dividend of EUR 0.80
per share

PROPOSAL #9.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Supervisory Board and the Board of Directors, the
President and Chief Executive Officer from liability

PROPOSAL #10.: Approve the remuneration to be paid to                      ISSUER          YES          FOR               FOR
 the Members of the Supervisory Board

PROPOSAL #11.: Approve the number of Members of the                        ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #12.: Elect the Chairman, the Vice Chairman,                      ISSUER          YES          FOR               FOR
 and the Members of the Supervisory Board

PROPOSAL #13.: Approve the remuneration paid to the                        ISSUER          YES          FOR               FOR
Chairman of the Board of Directors, the Vice
Chairman, and Board Members for the term of office
lasting until the conclusion of the next AGM shall
remain unchanged, in other words that the Chairman
shall receive EUR 66,000 a year, the Vice Chairman
EUR 49,200 a year, and other members EUR 35,400 a
year each, in addition, an attendance payment of EUR
600 per meeting shall be made to Board Members
attending meetings of the Board and its Committees,
and Members' expenses reimbursed in accordance with
the Company's travel policy, the attendance payment
shall be doubled, to EUR 1,200 per meeting, for
Members of the Board living outside Finland

PROPOSAL #14.: Approve the number of Board of                              ISSUER          YES          FOR               FOR
Directors as 8

PROPOSAL #15.: Re-elect Messrs. Timo Peltola, Mikael                       ISSUER          YES          FOR               FOR
von Frenckell, Michiel Boersma, Ainomaija Haarla,
Nina Linander, Markku Tapio, and Maarit Toivanen-
Koivisto as the Members of the Board of Directors to
sit until the next AGM and elect Mr. Hannu Ryopponen
as a new Member; and elect Mr. Timo Peltola as the
Chairman and Mr. Mikael Von Frenckell as Vice Chairman

PROPOSAL #16.: Approve to pay the Auditor's costs as                       ISSUER          YES          FOR               FOR
invoiced and approved by the Company

PROPOSAL #17.: Re-elect Ernst & Young OY as the                            ISSUER          YES          FOR               FOR
Company's Auditor, with Anna-Maija Simola, Authorized
 Public Accountant, as the main responsible Auditor,
the term of Office shall end at the conclusion of the
 next AGM

PROPOSAL #18.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PROPOSAL: appoint a Nomination Committee
 to prepare proposals covering the Members of the
Board of Directors and the remuneration payable to
Board Members for consideration by the following AGM,
 the Nomination Committee shall comprise
representatives of the Company's 3 largest
shareholders and shall also include, as expert
Members, the Chairman of the Board, together with 1
Member elected by the Board from among its Members
unaffiliated with any of the Company's major
shareholders, the right to appoint the shareholder
representatives on the Committee shall lie with the
three shareholders holding the largest number of
votes associated with all the Company's shares on the
 second day of November preceding the AGM, in the
event that a shareholder does not wish to exercise
his right to appoint a Member, this right shall be
transferred to the next largest shareholder, the
Company's largest shareholders shall be determined on
 the basis of ownership information registered with
the book-entry securities system, with the proviso
that the holdings of a shareholder, held in a number
of separate funds, for example, and who is required
under the Securities Markets Act, as part of the
flagging requirement, to notify the authorities of
changes in the size of his holdings, shall be
combined and treated as a single holding if the
shareholder concerned informs the Company's Board of
Directors of his wish that this should be done in
writing by 30 OCT 2009 at the latest; the Chairman of
 the Company's Board of Directors shall convene the
Committee, and the Committee's Members shall appoint
a Chairman from among themselves, the Nomination
Committee shall present their proposal to the

PROPOSAL #19.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PROPOSAL: approve to call for an end to
the use of palm oil

PROPOSAL #20.: Closing of the meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NESTLE INDIA LTD
  TICKER:                N/A             CUSIP:     Y6268T111
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the balance                       ISSUER          YES          FOR               FOR
sheet as at 31 DEC 2008 and the profit and loss
account for the YE on that date together with the
reports of the Directors' and the Auditors' thereon

PROPOSAL #2.: Declare a final dividend for the year                        ISSUER          YES          FOR               FOR
2008 and approve to confirm the two interim dividends
 of INR 8.50 and INR 14.50 per equity share, already
paid for the YE 31 DEC 2008

PROPOSAL #3.: Re-appoint Mr. Michael W.O. Garrett as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #4.: Appoint M/s A.F. Ferguson & Co.,                             ISSUER          YES          FOR               FOR
Chartered Accountants, New Delhi as the Statutory
Auditors and approve to fix their remuneration

PROPOSAL #5.: Re-appoint, pursuant to the provisions                       ISSUER          YES          FOR               FOR
of Sections 198, 269, 309 and other applicable
provisions, if any, of the Companies Act, 1956
[including any statutory modification(s), or re-
enactment thereof, for the time being in force] read
with Schedule XIII to the Companies Act, 1956, as
amended, Mr. Shobinder Duggal as a Whole-time
Director of the Company for a period of 5 years
effective 10 MAY 2009 on the terms and conditions of
appointment and remuneration as specified, and
authorize the Board of Directors to alter and vary
such terms of appointment and remuneration so as to
not exceed the limits specified in Schedule XIII to
the Companies Act, 1956 or any statutory
modifications thereof, as may be agreed to by the
Board of Directors and Mr. Shobinder Duggal

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NESTLE SA, CHAM UND VEVEY
  TICKER:                N/A             CUSIP:     H57312649
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Receive the 2008 annual report,                             ISSUER          YES          FOR               FOR
financial statements of Nestle SA and consolidated
financial statements of the Nestle Group, reports of
the statutory Auditors

PROPOSAL #1.2: Receive the 2008 compensation report                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to release the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Management

PROPOSAL #3.: Approve the appropiration of profits                         ISSUER          YES          FOR               FOR
resulting from the balance sheet of Nestle S.A. and
Dividends of CHF 1.40 per share

PROPOSAL #4.1.1: Re-elect Mr. Daniel Borel to the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #4.1.2: Re-elect Mrs. Carolina Mueller Mohl                       ISSUER          YES          FOR               FOR
to the Board of Directors

PROPOSAL #4.2: Elect KPMG S.A., Geneva branch as the                       ISSUER          YES          FOR               FOR
Statutory Auditor for a term of 1 year

PROPOSAL #5.: Approve to cancel 180,000,000                                ISSUER          YES          FOR               FOR
repurchased under the Share Buy-back Programme
launched on 24 AUG 2007 and reduce the share capital
by CHF 18,000,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NET SERVICOS DE
  TICKER:                N/A             CUSIP:     P7161A100
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To amend the wording of the main part                        ISSUER          NO           N/A               N/A
of Article 5 of the Company's Corporate Bylaws to
reflect the increase in share capital of the Company
from BRL 5,553,269,186.21 to BRL 5,612,242,940.97,
through the issuance of 1,408,161 common shares and
2,816,320 prefered shares, approved by the meeting of
 the board of Directors of the Company held on 10 FEB

PROPOSAL #2.: Approve to decide concerning the merger                      ISSUER          YES          FOR               FOR
 of its subsidiary Companies 614 Telecommunicacoes
LTDA, 614 Interior Linha S.A, and TVC Oeste Paulista
LTDA

PROPOSAL #3.: To consolidate the Company's Corporate                       ISSUER          NO           N/A               N/A
Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NET SERVICOS DE
  TICKER:                N/A             CUSIP:     P7161A100
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To take knowledge of the Directors                           ISSUER          NO           N/A               N/A
accounts, to examine, discuss and approve the
Company's consolidated financial statements for the
FYE 31 DEC 2008

PROPOSAL #2.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors and approve to set their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NET SERVICOS DE COMUNICACAO  S A
  TICKER:                N/A             CUSIP:     P7161A100
  MEETING DATE:          10/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to take cognizance of the                            ISSUER          YES          FOR               FOR
resignation of Mr. Antonio Jose Alves Junior, a
Member of the Finance Committee

PROPOSAL #2.: Elect a Member to replace him until the                      ISSUER          YES          FOR               FOR
 end of the current term in office of the Finance
Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NET SERVICOS DE COMUNICACAO  S A
  TICKER:                N/A             CUSIP:     P7161A100
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the merger of its subsidiary                         ISSUER          YES          FOR               FOR
Net Florianopolis Ltda., without changing the share
capital of the Company because it holds 100% of the
quotas that make up the share capital of Net
Florianopolis Ltda., which will be cancelled, in
compliance with that which is provided for in Article
 224 IV of Law 6404.76

PROPOSAL #2.: To ratify the acquisition by the                             ISSUER          NO           N/A               N/A
Company of the shares, quotas of the Companies that
make up big TV, in accordance with the terms of that
which is provided for in Article 256 of Law number

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NETCARE LTD
  TICKER:                N/A             CUSIP:     S5510Z104
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements for the year

PROPOSAL #2.: Approve the Directors fees payable                           ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. M. Kuscus as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. S.J. Vilakazi as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.3: Re-elect Mr. J.M. Kahn as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Re-elect Mr. H.R. Levin as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Re-elect Mr. N. Weltman as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve to renew the Directors                               ISSUER          YES          FOR               FOR
authority over portion of the unissued shares

PROPOSAL #5.: Approve to renew the authority to the                        ISSUER          YES          FOR               FOR
Directors to issue the unissued shares for cash

PROPOSAL #6.: Authorize the Directors to effect a                          ISSUER          YES          FOR               FOR
reduction of share premium by way of a reduction of
capital

PROPOSAL #7.S.1: Amend the Articles to delete Article                      ISSUER          YES          FOR               FOR
 70

PROPOSAL #8.S.2: Grant general authority to                                ISSUER          YES          FOR               FOR
repurchase shares

PROPOSAL #9.S.3: Grant specific authority to                               ISSUER          YES          FOR               FOR
repurchase treasury shares held by Netpartner
Investments Limited

PROPOSAL #10S.4: Grant specific authority to                               ISSUER          YES          FOR               FOR
repurchase treasury shares held by the Netcare Trust

PROPOSAL #11.: Authorize any two Directors to                              ISSUER          YES          FOR               FOR
implement resolutions taken at the AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW CLICKS HOLDINGS LTD
  TICKER:                N/A             CUSIP:     S5549H125
  MEETING DATE:          1/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the annual financial                      ISSUER          YES          FOR               FOR
 statements of the Company and the group for the YE
31 AUG 2008

PROPOSAL #O.2: Re-appoint KPMG Inc, as the Auditors                        ISSUER          YES          FOR               FOR
of the Company for the ensuing year

PROPOSAL #O.3: Re-elect Mr. Martin Rosen as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.4: Re-elect Mr. David Kneale as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.5: Re-elect Mr. Michael Harvey as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.6: Re-elect Ms. Fatima Abrahams as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.7: Re-elect Mr. John Bester as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with the
Company's Articles of Association

PROPOSAL #O.8: Re-elect Ms. Bertina Engelbrecht as a                       ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.9: Re-elect Ms. Fatima Jakoet as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's Articles of Association

PROPOSAL #O.10: Approve the proposed fees, payable to                      ISSUER          YES          FOR               FOR
 the Directors, as disclosed on page 45, for the year
 31 AUG 2009

PROPOSAL #O.11: Approve to renew the Directors'                            ISSUER          YES        AGAINST           AGAINST
authority over the unissued share capital of the
Company until the next AGM, subject to this authority
 being limited to issuing a maximum of 2.6 million
shares in terms of the Company's obligations under
the staff share incentive scheme

PROPOSAL #O.12: Authorize the Directors of the                             ISSUER          YES          FOR               FOR
Company, by way of a general authority to distribute,
 on a pro rata basis, to all shareholders of the
Company any share capital and reserves of the Company
 in terms of Section 90 of the Companies Act, No. 61
of 1973, as amended, the Company's Articles of
Association and Listings Requirements of the JSE
Limited provided that any general distribution of
shares premium by the Company shall not exceed 20% of
 the Company's issued share capital and reserves,
excluding minority interests; the Directors of the
Company are of the opinion that were the Company to
enter into transaction to distribute share capital
and/or reserves totaling 20% of the current issued
share capital and reserves of New Clicks; the Company
 and its subsidiaries [the Group] will be able in the
 ordinary course of business to pay its debts for a
period of 12 months after the date of notice of the
AGM; the assets of the Company and the Group, fairly
valued, will be in excess of the liabilities of the
Company and the Group for a period of 12 months after
 the date of notice of the AGM; the issued share
capital and reserves of the Company and the Group
will be adequate for ordinary business purposes for a
 period of 12 months after the date of notice of the
AGM; and the working capital available to the Company
 and the Group will be adequate for ordinary business
 purposes for a period of 12 months after the date of
 notice of the AGM; and [Authority expires the
earlier of the conclusion of the next AGM of the
Company or 15 months]

PROPOSAL #13.S1: Authorize the Company, general                            ISSUER          YES          FOR               FOR
approval contemplated in Section 85 and 89 of the
Companies Act, No. 61 of 1973, as amended [the
Companies Act], the acquisition by the Company or any
 of its subsidiaries from time to time of the issued
shares of the Company, upon such terms and conditions
 and in such amounts as the Directors of the Company
may from time to time determine, but subject to the
Articles of Association of the Company, the
provisions of the Companies Act and the Listing
Requirements of the JSE Limited [JSE] as presently
constituted and which may be amended from time to
time, not exceeding in aggregate 15% of the Company's
 issued share capital in any 1 FY, at a price of no
more than 10% above the weighted average market price
 at which such shares are traded on the JSE for the
previous 5 business days; [Authority expires the
earlier of the conclusion of the next AGM or 15
months]; a paid press announcement will be published
when the Company has acquired, on a cumulative basis,
 3% of the initial number of ordinary shares, and for
 each 3% in aggregate of the initial number of shares
 repurchased thereafter; any such repurchase shall be
 implemented through the order book operated by the
JSE trading system, without any prior understanding
or arrangement between the Company and the
counterparty; in the case of a derivative [as
contemplated in the Listings Requirements of the JSE]
 the price of the derivative shall be subject to the
limits set out in Section 5.84(a) of the Listings
Requirements; the Company's sponsor has confirmed the
 adequacy of the Company's working capital for
purposes of undertaking the repurchase of shares in
writing to the JSE upon when the Company entered the
market to proceed with the repurchase; the Company
remains in compliance with Paragraphs 3.37 to 3.41 of
 the JSE Listings Requirements concerning shareholder
 spread after such repurchase; the Company and/or its
 subsidiaries do not repurchase securities during a
prohibited period as defined in Paragraph 3.67 of the
 JSE Listings Requirements; the Company only appoints
 one agent at any point in time to effect repurchases
 on its behalf, the Directors having considered the
effects of the repurchase of the maximum number of
ordinary shares in terms of the a foregoing general
authority, are of the opinion that for a period of 12
 months after the date of this notice of the AGM; the
 Company and the group will be able, in the ordinary
course of business, to pay its debts; the
consolidated assets of the Company and group, fairly
valued in accordance with generally accepted
accounting practice, will exceed the consolidated
liabilities of the Company; and the Company's and the
 group's ordinary share capital, reserves and working

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  ISSUER:                NEW WORLD CHINA LAND LTD NWCL
  TICKER:                N/A             CUSIP:     G6493A101
  MEETING DATE:          12/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited Financial                                ISSUER          YES          FOR               FOR
Statements and the reports of the Directors and
Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A: Re-elect Mr. Doo Wai-hoi, William as                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Mr. Leung Chi-kin, Stewart as                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #3.C: Re-elect Mr. Chow Yu-chun, Alexander                        ISSUER          YES          FOR               FOR
as Director

PROPOSAL #3.D: Re-elect Mr. Tien Pei-chun, James as                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.E: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
Auditors and authorize the Board of Directors to fix
their remuneration

PROPOSAL #5.1: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot and issue additional shares in the capital
of the Company and to make or grant offers,
agreements and options during and after the relevant
period, not exceeding 20% of the aggregate nominal
amount of the issued share capital of the Company in
issue as at the date of passing of this resolution
otherwise than pursuant to: i) a Rights issue; ii) an
 issue of shares as scrip dividends pursuant to the
Articles of Association of the Company from time to
time; iii) an issue of shares under any option scheme
 or similar arrangement for the time being adopted
for the grant or issue to employees of the Company
and/or any of its subsidiaries of shares or rights to
 acquire shares of the Company; or iv) an issue of
shares upon conversion by the bondholders of their
bonds into shares of the Company in accordance with
the terms and conditions of an issue of convertible
guaranteed bonds by the Company or a special purpose
subsidiary wholly owned by the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by applicable law or the Articles of Association of

PROPOSAL #5.2: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase issued shares in the capital of the
Company during the relevant period, on The Stock
Exchange of Hong Kong Limited [Stock Exchange] or any
 other stock exchange on which the shares of the
Company may be listed and which recognized by the
Securities and Futures Commission and the Stock
Exchange for such purpose, subject to and in
accordance with Cayman Islands Law and all applicable
 laws and/or the Rules Governing the Listing of
Securities on the Stock Exchange or the rules of any
other stock exchange or rules of any other stock
exchange as amended from time to time, not exceeding
10% of the aggregate nominal amount of the issued
share capital of the Company; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by applicable
 law or the Articles of Association of the Company to
 be held]

PROPOSAL #5.3: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolutions 5.1 and 5.2, to extend the general
mandate granted to the Directors of the Company
pursuant to ordinary resolution No.1 as specified to
the aggregate nominal value of the share capital of
the Company which may be allotted or agreed to be
allotted by the Directors pursuant to such general
mandate of an amount representing the aggregate
nominal value of the shares repurchased by the
Company pursuant to the authority to repurchase
shares granted pursuant to ordinary resolution No. 2
as specified and such extended amount shall not
exceed 10% of the aggregate nominal value of share
capital of the Company in issue as at the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW WORLD CHINA LAND LTD NWCL
  TICKER:                N/A             CUSIP:     G6493A101
  MEETING DATE:          12/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the 3 participation                       ISSUER          YES          FOR               FOR
agreements all dated 03 DEC 2008 entered into among
(i) the Company; (ii) New World Development [China]
Limited; (iii) Mr. Doo Wai-Hoi, William; and (iv)
Golden Wealth Investment Limited [the Participation
Agreements] [as specified] in respect of Golden
Wealth Investment Limited's participation in
[Shanghai Juyi Real Estate Development Co., Ltd.],
[Shanghai Trio Property Development Co., Ltd.] and
[Shanghai New World Huai Hai Property Development
Co., Ltd.], and the transactions contemplated
thereunder; and authorize any one Director of the
Company for and on behalf of the Company to take all
steps necessary or expedient in his/her opinion to
implement and/or give effect to the terms of the
Participation Agreements and all transactions
contemplated thereunder and all other matters
incidental thereto or in connection therewith; and to
 execute all such documents, instruments and
agreements and to do all such acts or things
incidental to, ancillary to or in connection with the
 matters contemplated under the Participation

PROPOSAL #2.: Approve and ratify, upon the passing of                      ISSUER          YES          FOR               FOR
 the Ordinary Resolution 1, the Sale and Purchase
Agreement dated 03 DEC 2008 entered into among (i)
the Company; (ii) New World Development [China]
Limited; (iii) New World China Property Limited; (iv)
 Mr. Doo Wai- Hoi, William; (v) Stanley Enterprises
Limited; (vi) Grand China Enterprises Limited; and
(vii) Golden Wealth Investment Limited [the
Agreement] [as specified] relating to the acquisition
 by the Company [through its wholly-owned
subsidiaries] of additional interests in Ramada
Property Ltd., Faith Yard Property Limited, Fortune
Star Worldwide Limited and [Shanghai New World Huai
Hai Property Development Co., Ltd.], and the disposal
 by the Company [through its wholly-owned subsidiary
or itself] of interests in [Shanghai Juyi Real Estate
 Development Co., Ltd.] and [Shanghai New World
Shangxian Lane Development Ltd.], and the
transactions contemplated thereunder and authorize
any one Director of the Company for and on behalf of
the Company to take all steps necessary or expedient
in his/her opinion to implement and/or give effect to
 the terms of the Agreement and all transactions
contemplated thereunder and all other matters
incidental thereto or in connection therewith; and to
 execute all such documents, instruments and
agreements and to do all such acts or things
incidental to, ancillary to or in connection with the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW WORLD CHINA LAND LTD NWCL
  TICKER:                N/A             CUSIP:     G6493A101
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Sale and                             ISSUER          YES          FOR               FOR
Purchase Agreement dated 30 APR 2009 entered into
between New World China Property Limited and
Guilherme Holdings [Hong Kong] Limited [the Sale and
Purchase Agreement] [as specified] relating to (i)
the acquisition of a 52.5% equity interest in
[Shanghai Trio Property Development Company Limited]
by New World China Property Limited from Guilherme
Holdings [Hong Kong] Limited; and (ii) the disposal
of a 50% equity interest in [Shanghai Juyi Real
Estate Development Company Limited] by New World
China Property Limited to Guilherme Holdings [Hong
Kong] Limited, and the transactions contemplated
thereunder; (b) authorize any 1 Director of the
Company for and on behalf of the Company to take all
steps necessary or expedient in his/her opinion to
implement and/or give effect to the terms of the Sale
 and Purchase Agreement and all transactions
contemplated thereunder and all other matters
incidental thereto or in connection therewith; and
(c) authorize any 1 Director of the Company for and
on behalf of the Company to execute all such
documents, instruments and agreements and to do all
such acts or things incidental to, ancillary to or in
 connection with the matters contemplated under the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW WORLD CHINA LAND LTD NWCL
  TICKER:                N/A             CUSIP:     G6493A101
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the master leasing                        ISSUER          YES          FOR               FOR
agreement dated 22 MAY 2009 entered into between the
Company, New World Department Store China Limited and
 New World Department Store [Investment] Limited [the
 Master Leasing Agreement] [as specified] relating to
 the leasing of premises from the Company and its
subsidiaries to New World Department Store China
Limited and its subsidiaries and the transactions
contemplated; the maximum annual rental and
management fees involved under the Master Leasing
Agreement as specified; and authorize any 1 Director
of the Company for and on behalf of the Company to
execute all such documents, instruments and
agreements and to do all such acts or things
incidental to, ancillary to or in connection with the
 matters contemplated under the Master Leasing

PROPOSAL #2.: Approve the use of the Company's own                         ISSUER          YES          FOR               FOR
website for sending or supplying Corporate
communication to shareholders of the Company

PROPOSAL #S.3A: Amend the existing Memorandum of                           ISSUER          YES          FOR               FOR
Association of the Company in the following manner:
by deleting the phrase Companies Law [1998 Revision]
and substituting therefor Companies Law [2007
Revision] in the heading on page 1, and in paragraphs
 4, 6 and 7 of the Memorandum of Association of the

PROPOSAL #S.3B: Amend the Article 2, 15(c), 28, 44,                        ISSUER          YES          FOR               FOR
167(a), 168, 169 and 173 of the Articles of
Association of the Company as specified, and by
deleting the phrase Companies Law [2004 revision] and
 substituting therefor Companies Law [2007 revision]
in the heading on page 1 of the Articles of
Association of the Company

PROPOSAL #S.3C: Approve and adopt, subject to the                          ISSUER          YES          FOR               FOR
passing of Special Resolutions 3(A) and 3(B), the
Memorandum and Articles of Association of the Company
 contained in the printed document, as specified, as
the New Memorandum and Articles of Association of the
 Company in substitution for the existing Memorandum
and Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW WORLD DEV LTD
  TICKER:                N/A             CUSIP:     Y63084126
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Sale and Purchase Agreement                      ISSUER          YES          FOR               FOR
 dated 30 APR 2009 entered into between New World
China Property Limited and Guilherme Holdings [Hong
Kong] Limited [the Sale and Purchase Agreement] [a
copy of the Sale and Purchase Agreement marked A has
been produced to the Meeting and signed by the
Chairman of the Meeting for the purpose of
identification] relating to [i] the acquisition of a
52.5% equity interest in [Shanghai Trio Property
Development Company Ltd] by New World China Property
Limited from Guilherme Holdings [Hong Kong] Limited;
and [ii] the disposal of a 50% equity interest in
[Shanghai Juyi Real Estate Development Company Ltd]
by New World China Property Limited to Guilherme
Holdings [Hong Kong] Limited, [b] authorize any 1
Director of the Company for and on behalf of the
Company to take all steps necessary or expedient in
his/her opinion to implement and/or give effect to
the terms of the Sale and Purchase Agreement and all
transactions contemplated there under and all other
matters incidental thereto or in connection
therewith; and [c] and to execute all such documents,
 instruments and agreements and to do all such acts
or things incidental to, ancillary to or in
connection with the matters contemplated under the
Sale and Purchase Agreement

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW WORLD DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y63084126
  MEETING DATE:          12/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited statement                      ISSUER          YES          FOR               FOR
 of accounts and the reports of the Directors and the
 Independent Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.i: Re-elect Dato' Dr. Cheng Yu-Tung as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.ii: Re-elect Dr. Sin Wai-Kin, David as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.iii: Re-elect Mr. Liang Chong-Hou, David                       ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #3.iv: Re-elect Mr. Yeung Ping-Leung, Howard                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #3.v: Approve to note the retirement of Lord                      ISSUER          YES          FOR               FOR
 Sandberg, Michael as Director and not to fill up the
 vacancy of Director

PROPOSAL #3.vi: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint the Joint Auditors and                            ISSUER          YES          FOR               FOR
authorize the Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares of HKD 1.00 each in the capital
of the Company, during the relevant period, on The
Stock Exchange of Hong Kong Limited [Stock Exchange]
or any other stock exchange on which the securities
of the Company may be listed and recognized by the
Securities and Futures Commission of the Hong Kong
and the Stock Exchange on share repurchases for such
purposes, subject to and in connection with all
applicable laws and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange or of any other Stock Exchange as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the issued share capital of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by Law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 pursuant to Section 57B of the Companies Ordinance,
to allot, issue and deal with additional shares of
HKD 1.00 each in the capital of the Company and to
make or grant offers, agreements and options
[including bonds, warrants and debentures convertible
 into shares of the Company] during and after the
relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the
Company, otherwise than pursuant to i) a rights
issue; or ii) an issue of shares as scrip dividends
pursuant to the Articles of the Association of the
Company from time to time; or iii) an issue of shares
 under any option scheme or similar arrangement for
the time being adopted for the grant or issue to the
employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares of
 the Company; or iv) an issue of shares upon
conversion by the bondholders of their bonds into
shares of the Company in accordance with the terms
and conditions of an issue of convertible guaranteed
bonds by a special purpose subsidiary wholly owned by
 the Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of

PROPOSAL #7.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolutions 5 and 6 as specified, to extend the
general mandate granted to the Directors to allot,
issue and deal with the additional shares pursuant to
 Resolution 6 as specified, by the addition thereto
of an amount representing the aggregate nominal
amount of the shares in the capital of the Company
repurchased by the Company under authority granted
pursuant to Resolution 5, provided that such amount
does not exceed 10% of the aggregate nominal amount
of the issued share capital of the Company at the
date of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEW WORLD DEVELOPMENT CO LTD
  TICKER:                N/A             CUSIP:     Y63084126
  MEETING DATE:          12/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the sale and                             ISSUER          YES          FOR               FOR
purchase agreement dated 03 DEC 2008 entered into
among i) New World China Land Limited; ii) New World
Development [China] Limited; iii) New World China
Property Limited; iv) Mr. Doo Wai-Hoi, William; v)
Stanley Enterprises Limited; vi) Grand China
Enterprises Limited; and vii) Golden Wealth
Investment Limited [the Agreement] [as specified]
relating to the acquisitions by New World China Land
Limited [through its wholly-owned subsidiaries] of
additional interests in Ramada Property Ltd., Faith
Yard Property Limited, Fortune Star Worldwide Limited
 and [Shanghai New World Huai Hai Property
Development Co., Ltd.,] and the disposal by New World
 China Land Limited [through its wholly-owned
subsidiary or itself] of interests in [Shanghai Juyi
Real Estate Development Co., Ltd.,] and [Shanghai New
 World Shangxian Lane Development Ltd.,] and the
transactions contemplated there under; and authorize
any 1 Director of the Company for and on behalf of
the Company, to take all steps necessary or expedient
 in his/her opinion to implement and/or give effect
to the terms of the Agreement and all transactions
contemplated there under and all other matters
incidental thereto or in connection therewith; and to
 execute all such documents, instruments and
agreements and to do all such acts or things
incidental to, ancillary to or in connection with the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEWCREST MINING LTD, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q6651B114
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                           ISSUER          YES          FOR               FOR
report of the Company and its controlled entities for
 the YE 30 JUN 2008 and the reports of the Directors
and the Auditors thereon

PROPOSAL #2.a: Elect, in accordance with Rule 57 of                        ISSUER          YES          FOR               FOR
the Company's Constitution, Mr. Richard Knight as a
Director

PROPOSAL #2.b: Re-elect Mr. Don Mercer as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation in accordance with Rule 69
of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
Company [included in the report of the Directors] for
 the YE 30 JUN 2008

PROPOSAL #S.4: Amend, pursuant to Sections 136[2] and                      ISSUER          YES          FOR               FOR
 648G of the Corporations Act 2001 [Cth], the
Company's Constitution by re-inserting Rule 104 as

PROPOSAL #S.5: Amend, pursuant to Section 136[2] of                        ISSUER          YES          FOR               FOR
the Corporations Act 2001[Cth], the Company's
Constitution as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEXEN INC
  TICKER:                N/A             CUSIP:     65334H102
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. W.B. Berry as a Director to                       ISSUER          YES          FOR               FOR
hold office for the following year

PROPOSAL #1.2: Elect Mr. R.G. Bertram as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.3: Elect Mr. D.G. Flanagan as a Director                       ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.4: Elect Mr. S.B. Jackson as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.5: Elect Mr. K.J. Jenkins as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.6: Elect Mr. A.A. McLellan as a Director                       ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.7: Elect Mr. E.P. Newell as a Director to                      ISSUER          YES          FOR               FOR
 hold office for the following year

PROPOSAL #1.8: Elect Mr. T.C. O'Neill as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.9: Elect Mr. M.F. Romanow as a Director                        ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.10: Elect Mr. F.M. Saville as a Director                       ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.11: Elect Mr. J.M. Willson as a Director                       ISSUER          YES          FOR               FOR
to hold office for the following year

PROPOSAL #1.12: Elect Mr. V.J. Zaleschuk as a                              ISSUER          YES          FOR               FOR
Director to hold office for the following year

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Independent Auditors for 2009 and authorize the Audit
 and Conduct Review Committee to fix their pay

PROPOSAL #3.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEXT
  TICKER:                N/A             CUSIP:     G6500M106
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and reports of the                      ISSUER          YES          FOR               FOR
 Directors and the Auditors

PROPOSAL #2.: Receive the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare a final ordinary dividend of                         ISSUER          YES          FOR               FOR
37p per share

PROPOSAL #4.: Re-elect Mr. Christos Angelides as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-elect Mr. John Barton as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Ernst and Young LLP as the                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to set their
remuneration

PROPOSAL #7.: Approve the next 2009 Share Save Plan                        ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the Next Risk Reward Investment                      ISSUER          YES          FOR               FOR
 Plan

PROPOSAL #9.: Grant authority to allot shares                              ISSUER          YES          FOR               FOR

PROPOSAL #S.10: Grant authority to disapply pre-                           ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.11: Grant authority for on market                              ISSUER          YES          FOR               FOR
purchase of own shares

PROPOSAL #S.12: Grant authority to enter into                              ISSUER          YES          FOR               FOR
Programme Agreements with each of Goldman Sachs
International UBS AG Deutsche Bank AG and Barclays
Bank Plc

PROPOSAL #S.13: Grant authority for the calling of                         ISSUER          YES          FOR               FOR
general meeting other than AGM on 14 clear days notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NEXT MEDIA LTD
  TICKER:                N/A             CUSIP:     Y6342D124
  MEETING DATE:          7/21/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the                         ISSUER          YES          FOR               FOR
Directors and the Auditors and the audited Financial
Statements for the YE 31 MAR 2008

PROPOSAL #2.: Declare a final dividend and a special                       ISSUER          YES          FOR               FOR
dividend

PROPOSAL #3.A: Re-elect Mr. Ting Ka Yu, Stephen as an                      ISSUER          YES          FOR               FOR
 Executive Director

PROPOSAL #3.B: Re-elect Mr. Fok Kwong Hang, Terry as                       ISSUER          YES          FOR               FOR
an Independent Non-Executive Director

PROPOSAL #4.: Approve to fix the remuneration of the                       ISSUER          YES          FOR               FOR
Directors

PROPOSAL #5.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to paragraph (b) of this resolution, during
the Relevant Period [as specified] to allot and issue
 additional shares in the capital of the Company
[including but not limited to the share subscription
and financing plan of the Company adopted on 29 OCT
2007] and to make or grant offers, agreements and
options [including warrants and securities
convertible or exercisable into shares of the
Company] which might require the exercise of such
powers either during or after the Relevant Period; b)
 the aggregate nominal amount of share capital
allotted or agreed conditionally or unconditionally
to be allotted [whether pursuant to an option or
otherwise] and issued by the Directors pursuant to
the approval in paragraph (a) above, otherwise than
pursuant to: (i) a Rights Issue [as specified]; (ii)
the exercise of rights of subscription or conversion
under the terms of any warrants issued by the Company
 or any securities which are convertible into shares
of the Company; (iii) the exercise of the
subscription rights under any option scheme or
similar arrangement for the time being adopted
[excluding the share subscription and financing plan
of the Company adopted on 29 OCT 2007] for the grant
or issue to officers and/or employees of the Company
and/or any of its subsidiaries of shares or rights to
 acquire shares of the Company; or (iv) any scrip
dividend or similar arrangement providing for the
allotment of the shares in lieu of the whole or part
of a dividend on shares of the Company in accordance
with the articles of association of the Company;
shall not exceed 20% of the aggregate nominal amount
of the share capital of the Company in issue as at
the date of the passing of this Resolution and the
said approval shall be limited accordingly;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by Law or the Articles of Association of the

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to paragraph (b) in this resolution, during
the Relevant Period [as specified] of to repurchase
shares in the capital of the Company, subject to and
in accordance with all applicable laws and
requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited
 as amended from time to time; (b) the aggregate
nominal amount of shares of the Company which may be
repurchased by the Directors pursuant to the approval
 in paragraph (a) above during the Relevant Period
shall not exceed 10% of the aggregate nominal amount
of the share capital of the Company in issue as at
the date of the passing of this Resolution and the
said approval shall be limited accordingly;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by Law or the Articles of Association of the
 Company to be held]

PROPOSAL #8.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions Nos. 6 and 7 as specified, the
aggregate nominal amount of shares of the Company
which may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors
pursuant to and in accordance with the mandate
granted under Resolution No. 6 as specified and is
increased and extended by adding the aggregate
nominal amount of shares in the capital of the
Company which may be repurchased by the Company
pursuant to and in accordance with the mandate
granted under Resolution No. 7 as specified provided
that such amount of shares of the Company so
repurchased shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Company as at the date of the passing of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NGK INSULATORS,LTD.
  TICKER:                N/A             CUSIP:     J49076110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NGK SPARK PLUG CO.,LTD.
  TICKER:                N/A             CUSIP:     J49119100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NHK SPRING CO.,LTD.
  TICKER:                N/A             CUSIP:     J49162126
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Authorize Use of Free Share Purchase Warrants as
Anti-Takeover Defense Measure, Allow Board to Execute
 Anti-Takeover Defense Measures

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #6: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NHN CORP, SONGNAM
  TICKER:                N/A             CUSIP:     Y6347M103
  MEETING DATE:          11/14/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the delisting in Kosdaq Market                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Outside Director who is also                       ISSUER          YES          FOR               FOR
a Member of the Audit Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NHN CORP, SONGNAM
  TICKER:                N/A             CUSIP:     Y6347M103
  MEETING DATE:          3/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #6.: Approve to change the severance payment                      ISSUER          YES          FOR               FOR
 for the Director

PROPOSAL #7.: Approve the Company split                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NICE SYS LTD
  TICKER:                N/A             CUSIP:     M7494X101
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect 6 Directors [excluding outside                         ISSUER          YES          FOR               FOR
Directors] to the Board of Directors of the Company

PROPOSAL #2.: Approve the compensation of the                              ISSUER          YES          FOR               FOR
Directors [all of whom are Independent Directors]

PROPOSAL #3.: Approve the special annual fee to the                        ISSUER          YES          FOR               FOR
Chairman of the Board of Directors

PROPOSAL #4.: Re-appoint the Company's Independent                         ISSUER          YES          FOR               FOR
Auditors and authorize the Company's Board of
Directors to fix the remuneration

PROPOSAL #5.: To discuss the Company's audited annual                      ISSUER          NO           N/A               N/A
 financial statements for the YE 31 DEC 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NICHIREI CORPORATION
  TICKER:                N/A             CUSIP:     J49764145
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIDEC CORPORATION
  TICKER:                N/A             CUSIP:     J52968104
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIDEC SANKYO CORPORATION
  TICKER:                N/A             CUSIP:     J5296N101
  MEETING DATE:          6/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIKON CORPORATION
  TICKER:                N/A             CUSIP:     654111103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #6.: Amount and Details of Compensation                           ISSUER          YES        AGAINST           AGAINST
Concerning Stock Acquisition Rights as Stock
Compensation-type Stock Options for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NINE DRAGONS PAPER HLDGS LTD
  TICKER:                N/A             CUSIP:     G65318100
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the further Renewed                       ISSUER          YES          FOR               FOR
ACN Supply Agreement dated 30 JUN 2008 as specified,
the terms thereof and the non-exempt connected
transaction contemplated thereunder; and the annual
caps as specified; and authorize any 1 Director of
the Company for and on behalf of the Company to
execute all documents, instruments and agreements and
 to do all other acts or things deemed by him/ her to
 be incidental, ancillary to or in connection with
the Further Renewed ACN Supply Agreement, the
transactions contemplated thereunder and the proposed
 annual caps for the 2 years and 11 months ending 30

PROPOSAL #2.: Approve and ratify the Renewed Taicang                       ISSUER          YES          FOR               FOR
Purchase Agreement dated 26 JUN 2008 as specified,
the terms thereof and the non-exempt connected
transaction contemplated thereunder; the Further
Renewed Taicang Purchase Agreement dated 30 JUN 2008
as specified, the terms thereof and the non-exempt
connected transaction contemplated thereunder; and
the annual caps as specified; and authorize any 1
Director of the Company for and on behalf of the
Company to execute all documents, instruments and
agreements and to do all other acts or things deemed
by him/ her to be incidental, ancillary to or in
connection with the Renewed Taicang Purchase
Agreement, the Further Renewed Taicang Purchase
Agreement, the transactions contemplated thereunder
and the proposed annual caps for the 3 years ending

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NINE DRAGONS PAPER HLDGS LTD
  TICKER:                N/A             CUSIP:     G65318100
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare the final dividend for the YE                        ISSUER          YES          FOR               FOR
30 JUN 2008

PROPOSAL #3.A.1: Re-elect Ms. Cheung Yan as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A.2: Re-elect Mr. Liu Ming Chung as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.A.3: Re-elect Mr. Zhang Cheng Fei as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.A.4: Re-elect Mr. Zhang Yuanfu as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.A.5: Re-elect Ms. Gao Jing as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.A.6: Re-elect Mr. Lau Chun Shun as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.A.7: Re-elect Ms. Tam Wai Chu, Maria as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.A.8: Re-elect Mr. Chung Shui Ming,                             ISSUER          YES          FOR               FOR
Timpson as a Director

PROPOSAL #3.A.9: Re-elect Dr. Cheng Chi Pang as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.A10: Re-elect Mr. Wang Hong Bo as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Approve to fix the Directors'                               ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, to allot, issue and deal with additional
shares in the capital of the Company, and make or
grant offers, agreements and options [including
warrants, bonds, and debentures convertible into
shares of the Company] which would require the
exercise of such powers, subject to and in accordance
 with all applicable laws and the Bye-Laws of the
Company during and after the relevant period, not
exceeding the aggregate of 20% of the aggregate
nominal amount of the ordinary share capital of the
Company in issue on the date of passing this
resolution otherwise than pursuant to: a rights issue
 [as specified] or upon the exercise of rights of
subscription or conversion under the outstanding
warrants to subscribe for shares of the Company or
any securities which are convertible into shares of
the Company or any share option scheme of the Company
 or any scrip dividend or similar arrangement in lieu
 of the whole or part of a dividend on shares of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Bye Laws of the

PROPOSAL #5.B: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase issued shares in the capital of the
Company during the relevant period, of all powers of
the Company to repurchase issued shares in the
capital of the Company on the Stock Exchange of Hong
Kong Limited [the Stock Exchange] or any other stock
exchange on which the securities of the Company may
be listed and recognized by the Securities and
Futures Commission and the Stock Exchange for the
purpose, subject to and in accordance with all
applicable laws and the requirements of the Stock
Exchange as amended from time to time, not exceeding
10% of the aggregate nominal amount of the ordinary
share capital of the Company in issue on the date of
this resolution and the said approval shall be
limited accordingly; [Authority expires the earlier
of the conclusion of the next AGM of the Company or
the expiration of the period within which the next
AGM of the Company is required by the Bye Laws of the
 Company or any applicable laws of Bermuda to be held]

PROPOSAL #5.C: Approve, conditional upon Resolution                        ISSUER          YES        AGAINST           AGAINST
number 5[A] and 5[B] being passed, the aggregate
nominal amount of the issued ordinary shares in the
capital of the Company which are repurchased by the
Company under the authority granted to the Directors
of the Company pursuant to and in accordance with the
 said Resolution number 5[B] shall be added to the
aggregate nominal amount of the ordinary share
capital that may be allotted, issued and dealt with
or agreed conditionally or unconditionally to be
allotted, issued and dealt by the Directors of the
Company pursuant to and in accordance with the
Resolution number 5[A] as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NINTENDO CO.,LTD.
  TICKER:                N/A             CUSIP:     J51699106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON ELECTRIC GLASS CO.,LTD.
  TICKER:                N/A             CUSIP:     J53247110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #6: Continuous Introduction of the Policy                         ISSUER          YES        AGAINST           AGAINST
regarding Large Purchase of the Company's Shares (
Defense against Acquisition )

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON EXPRESS CO.,LTD.
  TICKER:                N/A             CUSIP:     J53376117
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON KAYAKU CO.,LTD.
  TICKER:                N/A             CUSIP:     J54236112
  MEETING DATE:          8/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON MEAT PACKERS,INC.
  TICKER:                N/A             CUSIP:     J54752142
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Renewal of Anti-Takeover Defense                      ISSUER          YES        AGAINST           AGAINST
 Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON MINING HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J54824107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON OIL CORPORATION
  TICKER:                N/A             CUSIP:     J5484F100
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations, Adopt Reduction of Liability
System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON PAINT CO.,LTD.
  TICKER:                N/A             CUSIP:     J55053128
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON PAPER GROUP, INC.
  TICKER:                N/A             CUSIP:     J56354103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Revision of a Plan against Large-Scale                       ISSUER          YES        AGAINST           AGAINST
Purchase of the Company's Shares ( Takeover Defense
Measures )

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON SHEET GLASS COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J55655120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Establish Articles                        ISSUER          YES          FOR               FOR
Related to Class A Preferred Shares and Class
Shareholders Meetings, Approve Minor Revisions
Related to Dematerialization of Shares and the Other
Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON SHOKUBAI CO.,LTD.
  TICKER:                N/A             CUSIP:     J55806103
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES        AGAINST           AGAINST
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON STEEL CORPORATION
  TICKER:                N/A             CUSIP:     J55999122
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON TELEGRAPH AND TELEPHONE CORPORATION
  TICKER:                N/A             CUSIP:     J59396101
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON TELEVISION NETWORK CORPORATION
  TICKER:                N/A             CUSIP:     J56171101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Allow Board to Authorize Use of Free                          ISSUER          YES        AGAINST           AGAINST
Share Purchase Warrants as Anti-Takeover Defense
Measure

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPON YUSEN KABUSHIKI KAISHA
  TICKER:                N/A             CUSIP:     J56515133
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPPONKOA INSURANCE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J5428G115
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NIPRO CORPORATION
  TICKER:                N/A             CUSIP:     J57848103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Increase Board Size                        ISSUER          YES          FOR               FOR
to 30, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISHI-NIPPON RAILROAD CO.,LTD.
  TICKER:                N/A             CUSIP:     J56816101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors

PROPOSAL #5.: Gratis Allotment of Stock Acquisition                        ISSUER          YES        AGAINST           AGAINST
Rights for Large-scale Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSAN CHEMICAL INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J56988108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications,Approve
Minor Revisions Related to Dematerialization of
Shares and the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #6.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by  Directors and  Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSAN MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J57160129
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSAY DOWA GENERAL INSURANCE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J5729G111
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSHA PRINTING CO.,LTD.
  TICKER:                N/A             CUSIP:     J57547101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Allow Use of Electronic Systems for Public
Notifications, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSHIN SEIFUN GROUP INC.
  TICKER:                N/A             CUSIP:     J57633109
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Details of Compensation as                           ISSUER          YES          FOR               FOR
Stock Options for Directors

PROPOSAL #6.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

PROPOSAL #7.: Renewal of the Resolution to Approve                         ISSUER          YES        AGAINST           AGAINST
Gratis Allotment of Stock Acquisition Rights for
Securing and Improving Corporate Value of the Company
 and the Common Interests of the Shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSHIN STEEL CO.,LTD.
  TICKER:                N/A             CUSIP:     J57805103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSHINBO INDUSTRIES,INC.
  TICKER:                N/A             CUSIP:     J57333106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations,

PROPOSAL #2.1: Appoint a Director                                          ISSUER          NO           N/A               N/A

PROPOSAL #2.2: Appoint a Director                                          ISSUER          NO           N/A               N/A

PROPOSAL #2.3: Appoint a Director                                          ISSUER          NO           N/A               N/A

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Supplementary Corporate Auditor                     ISSUER          YES          FOR               FOR

PROPOSAL #5: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6: Authorize Use of Stock Options                                ISSUER          YES          FOR               FOR

PROPOSAL #7: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NISSIN FOODS HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J58063124
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Appoint Accounting Auditors                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NITORI CO.,LTD.
  TICKER:                N/A             CUSIP:     J58214107
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NITTO DENKO CORPORATION
  TICKER:                N/A             CUSIP:     J58472119
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Determination of the amount of                               ISSUER          YES          FOR               FOR
compensation provided as stock options to Directors
and related details

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBEL BIOCARE
  TICKER:                N/A             CUSIP:     H5783Q130
  MEETING DATE:          4/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to propose the Board of                              ISSUER          YES          FOR               FOR
Directors, annual report and consolidated financial
statements for 2008

PROPOSAL #2.: Approve the statutory financial                              ISSUER          YES          FOR               FOR
statements of Nobel Biocare Holding Ltd for 2008

PROPOSAL #3.: Approve the appropriate available                            ISSUER          YES          FOR               FOR
earnings/dividends for 2008 as specified

PROPOSAL #4.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors for their services in the business
 year 2008

PROPOSAL #5.1: Re-elect Mr. Stig Eriksson by way of                        ISSUER          YES          FOR               FOR
separate election for a 1 year term of office until
the next AGM

PROPOSAL #5.2: Re-elect Mr. Antoine Firmenich by way                       ISSUER          YES          FOR               FOR
of separate election for a 1 year term of office
until the next AGM

PROPOSAL #5.3: Re-elect Mr. Edgar Fluri by way of                          ISSUER          YES          FOR               FOR
separate election for a 1 year term of office until
the next AGM

PROPOSAL #5.4: Re-elect Mr. Robert lilja by way of                         ISSUER          YES          FOR               FOR
separate election for a 1 year term of office until
the next AGM

PROPOSAL #5.5: Re-elect Mrs. Jane Royston by way of                        ISSUER          YES          FOR               FOR
separate election for a 1 year term of office until
the next AGM

PROPOSAL #5.6: Re-elect Mr. Rolf Soiron by way of                          ISSUER          YES          FOR               FOR
separate election for a 1 year term of office until
the next AGM

PROPOSAL #5.7: Re-elect Mr. Rolf Watter by way of                          ISSUER          YES          FOR               FOR
separate election for a 1 year term of office until
the next AGM

PROPOSAL #5.8: Re-elect Mr. Ernst Zaengerle by way of                      ISSUER          YES          FOR               FOR
 separate election for a 1 year term of office until
the next AGM

PROPOSAL #6.: Re-elect KPMG AG Zurich as Auditor of                        ISSUER          YES          FOR               FOR
the business year 2009

PROPOSAL #7.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
issue a total maximum of 25,000,000 new shares of
follows; authorized share capital, so that the Board
of Directors is authorized to increase the share
capital until 06 APR 2011 by an amount up to CHF
10,000,000 by issuing up to 25,000,000 fully paid-up
registered shares with a nominal value of CHF 0.40
each and; conditional share capital in the amount of
up to CHF 10,000,000 by issuing up to 25,000,000
fully paid-up registered shares with a nominal value
of CHF 0.40 all according to the conditions of the
proposed new Articles 3b and 3c of the Articles of
Incorporation as specified

PROPOSAL #8.: Approve the cancellation of 532,000                          ISSUER          YES          FOR               FOR
shares with a par value of CHF 0.40 each acquired in
2008 with in the scope of the repurchase program
according to the resolution of the Annual General
Meeting of 27 MAR 2008, and the corresponding
reduction of the share capital from CHF 49,726,612 by
 CHF 212,800 to CHF 49,513,812 using the amount
resulting from the reduction to dissolve the
corresponding reserve for treasury shares; to
declare, as a result of the audit report prepared in
accordance with article 732 paragraph 2 of the swiss
code of obligations that the claims by the creditors
are fully covered notwithstanding the above reduction
 of the share capital; and; to amend article 3
paragraph 1 of the articles of incorporation as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE GROUP LTD
  TICKER:                N/A             CUSIP:     G6542T119
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Bye-laws 1, 3(1), 3(2),                           ISSUER          YES          FOR               FOR
12(2), 22, 48(1), 48(5), 116, 149, 167(2) and 168 and
 new Bye-laws 3(4), 12(1A), 55A and 167(3) to be
inserted as specified and authorize the Directors of
the Company and any of them to take any step and
action or to execute any document or instrument
necessary or desirable to implement and give effect
to the aforesaid proposed alterations to the Bye-laws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE GROUP LTD
  TICKER:                N/A             CUSIP:     G6542T119
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statements of                          ISSUER          YES          FOR               FOR
account and the reports of the Directors and the
Auditors for the FYE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of US 4.4cents                      ISSUER          YES          FOR               FOR
 per share for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Edward Walter Rubin as a                        ISSUER          YES          FOR               FOR
Director who retires pursuant to Bye-Law 86(1), as a
Director

PROPOSAL #4.: Re-elect Mr. Ambassador Burton Levin as                      ISSUER          YES          FOR               FOR
 a Director who retires pursuant to Bye-Law 86(1), as
 a Director

PROPOSAL #5.: Re-elect Mr. Iain Ferguson Bruce as a                        ISSUER          YES          FOR               FOR
Director who retires pursuant to Bye-Law 86(1), as a
Director

PROPOSAL #6.: Re-elect Mr. Milton M. Au as a Director                      ISSUER          YES          FOR               FOR
 who retires pursuant to Bye-Law 86(1), as a Director

PROPOSAL #7.: Re-elect Mr. Ricardo Leimann as a                            ISSUER          YES          FOR               FOR
Director who retires pursuant to Bye-Law 85(2), as a
Director

PROPOSAL #8.: Approve the Directors' fees for the YE                       ISSUER          YES          FOR               FOR
31 DEC 2008

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Company's Auditors and authorize the Directors to
fix their remuneration

PROPOSAL #10.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to issue ordinary shares of HKD 0.25 in the capital
of the Company [shares] whether by way of rights,
bonus or otherwise; and/or make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible or exchangeable into
 shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit and issue shares in pursuance of any
Instrument made or granted by the Directors while
this resolution was in force, provided that, the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
share capital of the Company, of which the aggregate
number of shares to be issued other than on a pro
rata basis to shareholders of the Company [including
shares to be issued in pursuance of instruments made
or granted pursuant to this resolution] does not
exceed 20% of the issued share capital of the
Company, subject to such manner of calculation as may
 be prescribed by the Singapore Exchange Securities
Trading Limited [SGX-ST] for the purpose of
determining the aggregate number of shares that may
be issued, the percentage of issued share capital
shall be based on the issued share capital of the
Company at the time this resolution is passed, after
adjusting for: i) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
resolution is passed; and ii) any subsequent
consolidation or subdivision of shares, in exercising
 the authority conferred by this resolution, the
Company shall comply with the provisions of the
Listing Manual of the SGX-ST for the time being in
force [unless such compliance has been waived by the
SGX-ST) and the Bye-laws for the time being of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase issued shares [or of such other par
value as may result from any capital sub-division
and/or consolidation of the Company] fully paid in
the capital of the Company [Ordinary Shares] not
exceeding in aggregate the Prescribed Limit [as
specified], at such price or prices as may be
determined by the Directors of the Company from time
to time up to the Maximum Price, whether by way of:
i) market purchases [each a Market Purchase] on the
Singapore Exchange Securities Trading Limited [SGX-
ST] or other stock exchange on which Ordinary Shares
may for the time being be listed and quoted and
otherwise in accordance with the Companies Act 1981
of Bermuda and all other Laws, regulations and Rules
of the SGX-ST as may for the time being be
applicable; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date
 on which the next AGM is required to be held by
Law]; and to complete and do all such acts and things
 [including executing such documents as may be
required] as they may consider expedient or necessary
 to give effect to the transactions contemplated by

PROPOSAL #12.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to offer and grant options in accordance with the
provisions of the Noble Group Share Option Scheme
2004 [the Scheme] and to issue from time to time such
 shares in the capital of the Company as may be
issued, pursuant to the exercise of options under the
 Scheme, provided always that the aggregate number of
 shares to be issued pursuant to the Scheme, shares
issue options granted to the Scheme of the Company,
shall not exceed 15% of the issued share capital of
the Company from time to time

PROPOSAL #13.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to allot and issue from time to time such number of
shares as may be required to be allotted and issued
pursuant to the Noble Group Limited Scrip Dividend
Scheme [Scrip Dividend Scheme]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOBLE GROUP LTD
  TICKER:                N/A             CUSIP:     G6542T119
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the performance share plan to                        ISSUER          YES        AGAINST           AGAINST
be known as the Noble Group Performance Share Plan
[the Plan], the rules of which are as specified,
under which awards [Awards] of fully paid-up ordinary
 shares of par value HKD 0.25 each in the capital of
the Company [Shares] will be granted, in lieu of a
cash bonus otherwise payable, to selected Executive
Directors, the Non-Executive Directors and Employees
of the Company and its subsidiaries, particulars of
which are as specified; and authorize the Directors
of the Company to establish and administer the Plan;
to modify and/or alter the Plan from time to time,
provided that such modification and/or alteration is
effected in accordance with the provisions of the
Plan, and to do all such acts and to enter into all
such transactions and arrangements as may be
necessary or expedient in order to give full effect
to the Plan; and to grant Awards in accordance with
the provisions of the Plan and to allot and issue
from time to time such number of fully paid-up Shares
 as may be required to be allotted and issued
pursuant to the vesting of Awards under the Plan,
provided that the aggregate number of Shares to be
allotted and issued pursuant to the Plan on any date,
 when aggregated with the aggregate number of Shares
over which options are granted under any of the share
 option schemes of the Company, shall not exceed 15%
of the total number of issued Shares [excluding
treasury shares] from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOK CORPORATION
  TICKER:                N/A             CUSIP:     J54967104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications, Reduce
Board Size to 15, Reduce Term of Office of Directors
to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Retirement Allowance for                              ISSUER          YES          FOR               FOR
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

PROPOSAL #5: Amend the Compensation to be received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOKIA CORPORATION
  TICKER:                N/A             CUSIP:     X61873133
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Matters of order for the Meeting                             ISSUER          YES          FOR               FOR

PROPOSAL #3.: Election of the persons to confirm the                       ISSUER          YES          FOR               FOR
minutes and to verify the counting of votes

PROPOSAL #4.: Recording the legal convening of the                         ISSUER          YES          FOR               FOR
Meeting and quorum

PROPOSAL #5.: Recording the attendance at the Meeting                      ISSUER          YES          FOR               FOR
 and adoption of the list of votes

PROPOSAL #6.: Presentation of the Annual Accounts                          ISSUER          YES          FOR               FOR
2008, the report of the Board of Directors and the
Auditor's report for the year 2008 - Review by the CEO

PROPOSAL #7.: Adoption of the Annual Accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #8.: Resolution on the use of the profit                          ISSUER          YES          FOR               FOR
shown on the balance sheet and the payment of
dividend; the board proposes to the AGM a dividend of
 EUR 0.40 per share for the fiscal year 2008; the
dividend will be paid to shareholders registered in
the register of shareholders held by Finnish Central
Securities Depository Ltd on the record date, April
28, 2009; the board proposes that the dividend be
paid on or about May 13, 2009

PROPOSAL #9.: Resolution on the discharge of the                           ISSUER          YES          FOR               FOR
Members of the Board of Directors and the President
from liability

PROPOSAL #10.: Resolution on the remuneration of the                       ISSUER          YES          FOR               FOR
members of the Board of Directors; the Board's
Corporate Governance and Nomination Committee
proposes to the AGM that the remuneration payable to
the members of the board to be elected at the AGM for
 the term until the close of the AGM in 2010 be
unchanged from 2008 as follows: EUR 440,000 for the
Chairman, EUR 150,000 for the Vice Chairman, and EUR
130,000 for each Member; in addition, the Committee
proposes that the Chairman of the Audit Committee and
 Chairman of the Personnel Committee will each
receive an additional annual fee of EUR 25,000, and
other Members of the Audit Committee an additional
annual fee of EUR 10,000 each; the Corporate
Governance and Nomination Committee proposes that
approximately 40 % of the remuneration be paid in
Nokia shares purchased from the market

PROPOSAL #11.: Resolution on the number of Members of                      ISSUER          YES          FOR               FOR
 the Board of Directors; the Board's Corporate
Governance and Nomination Committee proposes to the
AGM that the number of Board Members be eleven

PROPOSAL #12.: Election of Members of the Board of                         ISSUER          YES          FOR               FOR
Directors; the Board's Corporate Governance and
Nomination Committee proposes to the AGM that all
current Board members be re-elected for the term
until the close of the AGM in 2010; Georg Ehrn-rooth,
 Lalita D. Gupte, Bengt Holmstrom, Henning Kagermann,
 Olli-Pekka Kallasvuo, Per Karlsson, Jorma Ollila,
Marjorie Scardino, Risto Siilasmaa and Keijo Suil;
the committee also proposes that Isabel Marey-Semper
be elected as new member of the Board for the same
term; Ms. Marey-Semper is Chief Financial Officer,
EVP responsible for Strategy at PSA Peugeot Citroen;
with PhD in neuropharmacology and MBA as educational
background, she has a diverse working experience,
including Chief Operating Officer of the Intellectual
 Property and Licensing Business Units of Thomson and
 Vice President, Corporate Planning of Saint-Gobain

PROPOSAL #13.: Resolution on the remuneration of the                       ISSUER          YES          FOR               FOR
Auditor; the Board's Audit Committee proposes to the
AGM that the External Auditor to be elected at the
AGM be reimbursed according to the Auditor's invoice,
 and in compliance with the purchase policy approved
by the Audit Committee

PROPOSAL #14.: Election of Auditor; The Board's Audit                      ISSUER          YES          FOR               FOR
 Committee proposes to the AGM that
PricewaterhouseCoopers Oy be re-elected as the
Company's Auditor for the fiscal year 2009

PROPOSAL #15.: Authorizing the Board of Directors to                       ISSUER          YES          FOR               FOR
resolve to repurchase the Company's own shares; the
board proposes that the AGM authorize the board to
resolve to repurchase a maximum of 360 million Nokia
shares by using funds in the unrestricted
shareholders' equity; repurchases will reduce funds
avail-able for distribution of profits; the shares
may be repurchased in order to develop the capital
structure of the Company, to finance or carry out
acquisitions or other arrangements, to settle the
Company's equity-based incentive plans, to be
transferred for other purposes, or to be cancelled;
the shares can be repurchased either: a] through a
tender offer made to all the shareholders on equal
terms; or b] through public trading and on such stock
 exchanges the rules of which allow the purchases; in
 this case the shares would be repurchased in another
 proportion than that of the current shareholders; it
 is proposed that the authorization be effective
until June 30, 2010 and the authorization is proposed
 to terminate the authorization resolved by the AGM
on May 08, 2008

PROPOSAL #16.: Closing of the Meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOKIA TYRES PLC, NOKIA
  TICKER:                N/A             CUSIP:     X5862L103
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Election of Chairman and appointing of                       ISSUER          NO           N/A               N/A
Secretary

PROPOSAL #3.: Election of minutes-checkers and                             ISSUER          NO           N/A               N/A
Counters of votes

PROPOSAL #4.: Establish quorum                                             ISSUER          NO           N/A               N/A

PROPOSAL #5.: List of votes                                                ISSUER          NO           N/A               N/A

PROPOSAL #6.: Presentation of the Company's profit                         ISSUER          NO           N/A               N/A
and loss statement, report of the Board of Directors
and the Auditor's report

PROPOSAL #7.: Approve the financial statements 2008                        ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the disposal of distributable                        ISSUER          YES          FOR               FOR
funds in the balance sheet by the payment of a
dividend of EUR 0.40 per share

PROPOSAL #9.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Director's and the Managing Director from
responsibility

PROPOSAL #10.: Approve the remuneration of Board                           ISSUER          YES          FOR               FOR
Members

PROPOSAL #11.: Approve the remuneration of the Auditor                     ISSUER          YES          FOR               FOR

PROPOSAL #12.: Approve the number of Members of the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #13.: Elect Messrs. K. Gran, H. Korhonen,                         ISSUER          YES        AGAINST           AGAINST
H.Penttila, A.Vlasov, P.Wallden, K.Oistamo and Y.
Tanokashira as the Members of the Board of Directors

PROPOSAL #14.: Elect KPMG OY AB as the Auditor of the                      ISSUER          YES          FOR               FOR
 Company

PROPOSAL #15.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOMURA HOLDINGS, INC.
  TICKER:                N/A             CUSIP:     J59009159
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Establish Articles                        ISSUER          YES          FOR               FOR
Related to Preferred Stock (The proposed amendment
will not result in an amendment to the authorized
number of shares of the Company) , Approve Minor
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Issuance of Stock Acquisition Rights as                      ISSUER          YES          FOR               FOR
 Stock Options to Executives and Employees of
Subsidiaries of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOMURA REAL ESTATE HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J5893B104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOMURA RESEARCH INSTITUTE,LTD.
  TICKER:                N/A             CUSIP:     J5900F106
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NONG SHIM CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y63472107
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #2.: Elect 5 Executive Directors                                  ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #3.: Elect 1 Executive Auditor                                    ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES        ABSTAIN           AGAINST
the Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES        ABSTAIN           AGAINST
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NORDEA BANK AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W57996105
  MEETING DATE:          3/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Chairman for the general                           ISSUER          YES          FOR               FOR
meeting

PROPOSAL #2.: Approve the voting list                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the agenda                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect at least 1 minutes checker                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve to determination whether the                         ISSUER          YES          FOR               FOR
general meeting has been duly convened

PROPOSAL #6.: Amend the Articles 5 and 6 of the                            ISSUER          YES          FOR               FOR
Articles of Association; approve to issue new
Ordinary Shares with preferential rights for the
shareholders as specified; approve the transfer to
the Company's share capital from other shareholders'

PROPOSAL #7.: Approve the Company's share capital,                         ISSUER          YES        AGAINST           AGAINST
which currently amounts to EUR 2,600,108,227, shall
be reduced by EUR 1,300,054,113.5, without redemption
 of shares, for transfer to a fund to be used
pursuant to a resolution adopted by a general
meeting, after the reduction of the share capital,
the Company's share capital will amount to EUR
1,300,054,113.5, divided on 2,600,108,227 Ordinary
Shares [prior to the new issue of Ordinary Shares],
each with a quotient value of EUR 0.5; amend the
Articles 5 and 6 of the Articles of Association;
approve to issue new ordinary shares with
preferential rights for the shareholders on mainly
the following terms as specified; approve the
transfer to the Company's share capital from other

PROPOSAL #8.: Authorize the Board of Directors, until                      ISSUER          YES        AGAINST           AGAINST
 the next AGM, resolve on a new issue of Ordinary
Shares with preferential rights for the shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NORDEA BANK AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W57996105
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Election of Mr. Claes Beyer, Member of                       ISSUER          NO           N/A               N/A
the Swedish Bar Association as the Chairman for the
general meeting

PROPOSAL #2.: Preparation and approval of the voting                       ISSUER          NO           N/A               N/A
list

PROPOSAL #3.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #4.: Election of at least 1 minutes checker                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Determination whether the general                            ISSUER          NO           N/A               N/A
meeting has been duly convened

PROPOSAL #6.: Submission of the annual report and the                      ISSUER          NO           N/A               N/A
 consolidated accounts, and the audit report and the
group audit report, in connection herewith the
Chairman's of the Board presentation of the Board of
Directors' work and speech by the Group Chief
Executive Officer

PROPOSAL #7.: Adopt the income statement and the                           ISSUER          YES          FOR               FOR
consolidated income statement, and the balance sheet
and the consolidated balance sheet

PROPOSAL #8.: Approve the dispositions of the                              ISSUER          YES          FOR               FOR
Company's profit according to the adopted balance
sheet: a dividend of EUR 0.20 per share, and further,
 that the record date for dividend should be 07 APR

PROPOSAL #9.: Grant discharge from liability for the                       ISSUER          YES          FOR               FOR
Members of the Board of Directors and the Managing
Director

PROPOSAL #10.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Board Members at 10, until the end of the next AGM

PROPOSAL #11.: Approve the fees for the Board of                           ISSUER          YES          FOR               FOR
Directors shall be unchanged, amounting to EUR
252,000 for the Chairman, EUR 97,650 for the Vice
Chairman and EUR 75,600 per Member for the other
Members; in addition, fees shall be payable for
extraordinary Board meetings amounting to EUR 1,840
per meeting attended and for Committee meetings EUR
2,370 for the Committee Chairman and EUR 1,840 for
the other Members per meeting attended; by
extraordinary Board meetings are meant meetings in
addition to the 13 ordinary meetings to be held until
 the next AGM of shareholders; remuneration is not
paid to the Members who are Employees of the Nordea
Group; and the fees to the Auditors shall be payable

PROPOSAL #12.: Re-elect Messrs. Hans Dalborg, Stine                        ISSUER          YES          FOR               FOR
Bosse, Marie Ehrling, Svein Jacobsen, Tom Knutzen,
Lars G. Nordstrom, Timo Peltola, Heidi M. Petersen,
Bjorn Saven and Bjorn Wahlroos as the Board Members
for the period until the end of the next AGM; re-
elect Mr. Hans Dalborg as the Chairman

PROPOSAL #13.: Approve the establishment of a                              ISSUER          YES          FOR               FOR
Nomination Committee

PROPOSAL #14.: Approve the purchase of own shares                          ISSUER          YES          FOR               FOR
according to Chapter 7, Section 6 of the Swedish
Securities Market Act as specified

PROPOSAL #15.: Approve the guidelines for                                  ISSUER          YES          FOR               FOR
remuneration to the Executive Officers as specified

PROPOSAL #16.A: Approve the introduction of a Long                         ISSUER          YES          FOR               FOR
Term Incentive Programme

PROPOSAL #16.B: Approve the conveyance of shares                           ISSUER          YES          FOR               FOR
under the Long Term Incentive Programme

PROPOSAL #17.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: Approve to allocate 50 million Swedish
Kronor of the 2008 result to a fund/trust designated
create a decent Sweden, the purpose of the funds
activities is to prevent crime of violence and save
victims of crime from economic and social destitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NORSK HYDRO ASA, OSLO
  TICKER:                N/A             CUSIP:     R61115102
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial accounts and                           ISSUER          YES          FOR               FOR
annual report for 2008 of Norsk Hydro ASA and the
Group, including the payment of dividend. The Board
proposes that no dividend be paid for 2008

PROPOSAL #2.: Approve the Auditors remuneration;                           ISSUER          YES          FOR               FOR
requested for Norsk Hydro ASA to pay the Auditors
remuneration for 2008 of NOK 4,487,500 to Deloitte

PROPOSAL #3.: Approve the guidelines for the                               ISSUER          YES        AGAINST           AGAINST
remuneration of leading employees,  in accordance
with section 6-16a of the public limited companies
act, the Board of Directors shall prepare an
independent statement regarding the settlement of
salary and other remuneration for leading employees
for the coming accounting year; the content of this
statement is included in the annual report of Norsk
Hydro ASA in note 11 of the consolidated financial
statements and will be submitted to an instructive

PROPOSAL #4.: Approve the capital reduction by means                       ISSUER          YES          FOR               FOR
of the cancellation of shares and the redemption of
shares belonging to the Norwegian State

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NORTHAM PLATINUM (PTY) LTD
  TICKER:                N/A             CUSIP:     S56540156
  MEETING DATE:          11/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Elect Dr. N.J. Dlamini as a Director,                       ISSUER          YES          FOR               FOR
who retire in accordance with the provisions of the
Company's Articles of Association

PROPOSAL #O.2: Elect Ms. E.T. Kgosi as a Director,                         ISSUER          YES          FOR               FOR
who retire in accordance with the provisions of the
Company's Articles of Association

PROPOSAL #O.3: Elect Mr. R. Havenstein as a Director,                      ISSUER          YES          FOR               FOR
 who retire in accordance with the provisions of the
Company's Articles of Association

PROPOSAL #O.4: Approve, in terms of the Article 51 of                      ISSUER          YES          FOR               FOR
 the Company's Articles of Association, the specified
 fees payable to the Non-Executive Directors of the
Company with effect from 01 JUL 2008 as follows:
Board: Board Chairman - ZAR 80,000 per annum; Board
Members - ZAR 40,000 per annum; and Board meeting
attendance fees - ZAR 26,000 per meeting; and Board
appointed Committees: Committee Chairmen - ZAR 30,000
 per annum; Committee Members - ZAR 15,000 per annum;
 and Committee meeting attendance fees - ZAR 10,000
per meeting

PROPOSAL #S.1: Adopt, the draft amended Articles of                        ISSUER          YES          FOR               FOR
Association of Northam Platinum Limited, as
specified, the new Articles of Association of the

PROPOSAL #O.5: Approve to place the authorized but                         ISSUER          YES          FOR               FOR
unissued shares of 1 cent each in the capital of the
Company, other than the 11,550,000 shares reserved
for the purposes of the Northam Share Option Scheme
under the control of the Directors in terms and
subject to the provisions of the Companies Act, and
further, authorize the Directors to allot and issue
all or any of these shares upon such terms and
conditions as they may determine or deem fit, subject
 to the provisions of the Companies Act, 1973 [Act 61
 of 1973], as amended, and the Listings Requirements
of the JSE Limited

PROPOSAL #O.6: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, in terms of the Listings Requirements of the
 JSE Limited [JSE] and subject to the requirements of
 Section 90 of the Companies Act, 1973 [Act 61 of
1973], as amended, to make payments to shareholders
subject to the conditions namely: to make payments to
 shareholders from time to time up to a maximum of
20% of the Company's issued share capital, including
reserves but excluding minority interests, and re-
valuations of assets and intangible assets that are
not supported by a valuation by an independent
professional expert acceptable to the JSE prepared
within the last 6 months, in any 1 FY, measured as at
 the beginning of such FY; [Authority expires the
earlier of the Company's next AGM or 15 months]

PROPOSAL #S.2: Authorize the Company [or one of its                        ISSUER          YES          FOR               FOR
wholly-owned subsidiaries], by way of a general
approval, to acquire the Company's own shares, upon
such terms and conditions and in such amounts as the
Directors may from time to time decide, but subject
to the provisions of the Companies Act, 1973 [Act 61
of 1973], as amended, and the Listings Requirements
of the JSE limited [JSE], and subject further to the
terms and conditions: any acquisition of shares must
be effected through the order book operated by the
JSE trading system and done without any prior
understanding or arrangement between the Company and
the counter-party [reported trades are prohibited];
at any one time, the Company may only appoint 1 agent
 to effect any acquisition; the acquisition of shares
 will not take place during a closed period and will
not affect compliance with the shareholder spread
requirements as laid down by the JSE; an announcement
 shall be published as soon as the Company has
cumulatively acquired 3% of the initial number [the
number of that class of share in issue at the time
that the general authority is granted] of the
relevant class of securities and for each 3% in
aggregate of the initial number of that class
acquired thereafter, containing full details of such
acquisitions; acquisitions of shares by the Company
in aggregate in any 1 FY may not exceed 20% of the
Company's issued share capital as at the date of
passing of this special resolution or 10% of the
Company's issued share capital in the case of an
acquisition of shares in the Company by a subsidiary
of the Company; acquisitions may not be made at a
price greater than 10% above the weighted average of
the market value of the shares for the 5 business
days immediately preceding the date on which the
transaction was effected; [Authority expires the
earlier of the Company's next AGM or 15 months]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOVA CHEMICALS LTD
  TICKER:                N/A             CUSIP:     66977W109
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to an interim order                       ISSUER          YES          FOR               FOR
of the Court of Queen's Bench of Alberta dated 17 MAR
 2009, as the same may be amended [the Interim
Order], an arrangement [the Arrangement] under
Section 192 of the Canada Business Corporations Act
[the CBCA] involving, among other things, the
acquisition, directly or indirectly, by International
 petroleum Investment Company [IPIC] of all of the
issued and outstanding common shares for USD 6.00 in
each Common Share, all as specified

PROPOSAL #2.1: Elect Mr. J. A. Blumberg as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Elect Mr. F. P. Boer as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Elect Mr. J. Bougie as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Elect Mr. L. Brlas as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Elect Mr. J. V. Creighton as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Elect Mr. R. E. Dineen, Jr. as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.7: Elect Mr. C. W. Fischer as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Elect Mr. K. L. Hawkins as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Elect Mr. A. M. Ludwick as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Elect Mr. C. D. Pappas as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Elect Mr. J. M. Stanfor as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint Ernst & Young LLP as the                             ISSUER          YES          FOR               FOR
Auditors of NOVA Chemicals

PROPOSAL #4.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOVARTIS AG
  TICKER:                N/A             CUSIP:     H5820Q150
  MEETING DATE:          2/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the                               ISSUER          YES          FOR               FOR
financial statements of Novartis AG and the Group
consolidated financial statements for the business

PROPOSAL #2.: Grant discharge, from liability, to the                      ISSUER          YES          FOR               FOR
 Members of the Board of Directors and the Executive
Committee for their activities during the business
year 2008

PROPOSAL #3.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
available earnings as per the balance sheet and
declaration of dividend as follows: dividend: CHF
4,906,210,030 and balance to be carried forward: CHF
9,376,005,541; payment will be made with effect from
27 FEB 2009

PROPOSAL #4.: Approve to cancel 6,000,000 shares                           ISSUER          YES          FOR               FOR
repurchased under the 6th Share Repurchase Program
and to reduce the share capital accordingly by CHF
3,000,000 from CHF 1,321,811,500 to CHF
1,318,811,500; and amend Article 4 of the Articles of
 Incorporation as specified

PROPOSAL #5.1: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS' PROPOSAL: Amend Articles 18 and 25 of
the Articles of Incorporation as specified

PROPOSAL #5.2: Amend Article 2 Paragraph 3 of the                          ISSUER          YES          FOR               FOR
Articles of Incorporation as specified

PROPOSAL #5.3: Amend Articles 18 and 28 of the                             ISSUER          YES          FOR               FOR
Articles of Incorporation as specified

PROPOSAL #6.1: Acknowledge that, at this AGM, Prof.                        ISSUER          NO           N/A               N/A
Peter Burckhardt M.D. is resigning from the Board of
Directors, having reached the age limit, at his own
wish and Prof. William W. George is also resigning
from the Board of Directors

PROPOSAL #6.2.A: Re-elect Prof. Srikant M. Datar,                          ISSUER          YES          FOR               FOR
Ph.D, to the Board of Directors, for a 3 year term

PROPOSAL #6.2.B: Re-elect Mr. Andreas Von Planta,                          ISSUER          YES          FOR               FOR
Ph.D, to the Board of Directors, for a 3 year term

PROPOSAL #6.2.C: Re-elect Dr.-Ing. Wendelin                                ISSUER          YES          FOR               FOR
Wiedeking, to the Board of Directors, for a 3 year

PROPOSAL #6.2.D: Re-elect Prof. Rolf. M. Zinkernagel,                      ISSUER          YES          FOR               FOR
 M.D, to the Board of Directors, for a 3 year term

PROPOSAL #6.3: Elect Prof. William Brody, M.D, Ph.D,                       ISSUER          YES          FOR               FOR
to the Board of Directors, for a 3 year term

PROPOSAL #7.: Appoint PricewaterhouseCoopers AG, as                        ISSUER          YES          FOR               FOR
the Auditors of Novartis AG, for a further year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOVATEK MICROELECTRONICS CORP
  TICKER:                N/A             CUSIP:     Y64153102
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The report of merger with Cheertek Inc                      ISSUER          NO           N/A               N/A
 [unlisted Company]

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 4.5 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, staff bonus, proposed stock
dividend: 5 shares for 1,000 shares held

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B61.1: Elect United Microelectronics                             ISSUER          YES          FOR               FOR
Corporation/Shareholder No: 1, Representative: Mr.
Chitung Liu as a Director

PROPOSAL #B61.2: Elect United Microelectronics                             ISSUER          YES          FOR               FOR
Corporation/Shareholder No: 1, Representative: Mr.
Bellona Chen as a Director

PROPOSAL #B61.3: Elect Mr. T. S. Ho/Shareholder No: 6                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #B61.4: Elect Mr. Tommy Chen/Shareholder No:                      ISSUER          YES          FOR               FOR
 9 as a Director

PROPOSAL #B61.5: Elect Mr. J. D. Lai/Shareholder No:                       ISSUER          YES          FOR               FOR
19 as a Director

PROPOSAL #B61.6: Elect Mr. Steve Wang/Shareholder No:                      ISSUER          YES          FOR               FOR
 8136 as a Director

PROPOSAL #B61.7: Elect Mr. Max Wu/Id No: D101448375                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #B62.1: Elect Mr. Gina Huang/Shareholder No:                      ISSUER          YES          FOR               FOR
 2021 as a Supervisor

PROPOSAL #B62.2: Elect Hsun Chieh Investment Company,                      ISSUER          YES          FOR               FOR
 Limited/Shareholder No: 18598, Representative: Mr.
Yiwen Hsu as a Supervisor

PROPOSAL #B62.3: Elect Mr. Stanley Chen Id No:                             ISSUER          YES          FOR               FOR
N122723880 as a Supervisor

PROPOSAL #7.: Approve the proposal to release the                          ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #8.: Extraordinary motions                                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOVO-NORDISK A/S (VORMALS NOVO INDUSTRI A/S)
  TICKER:                N/A             CUSIP:     K7314N152
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Director's oral                         ISSUER          NO           N/A               N/A
report on the Company's activities in the past FY

PROPOSAL #2.: Approve the presentation and adopt the                       ISSUER          YES          FOR               FOR
audited annual report 2008

PROPOSAL #3.: Approve the remuneration of the Board                        ISSUER          YES          FOR               FOR
of Directors

PROPOSAL #4.: Approve a dividend of DKK 6.00 for 2008                      ISSUER          YES          FOR               FOR
 for each Novo Nordisk B share of DKK 1 and for each
Novo Nordisk A share of DKK 1, and that no dividend
will be paid on the Company's holding of own shares

PROPOSAL #5.1: Re-elect Mr. Sten Scheibye as a Member                      ISSUER          YES          FOR               FOR
 of the Board of Directors

PROPOSAL #5.2: Re-elect Mr. Goran A. Ando as a Member                      ISSUER          YES          FOR               FOR
 of the Board of Directors

PROPOSAL #5.3: Re-elect Mr. Henrik Gurtler as a                            ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #5.4: Re-elect Mr. Pamela J. Kirby as a                           ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #5.5: Re-elect Mr. Kurt Anker Nielsen as a                        ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #5.6: Re-elect Mr. Hannu Ryopponen as a                           ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #5.7: Elect Mr. Jorgen Wedel as the Member                        ISSUER          YES          FOR               FOR
of the Board of Directors

PROPOSAL #6.: Re-elect PricewaterhouseCoopers as the                       ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #7.1: Approve to reduce the Company's B                           ISSUER          YES          FOR               FOR
share capital from DKK 526,512,800 to DKK 512,512,800
 by cancellation of 14,000,000 B shares of DKK 1 each
 from the Company's own holdings of B shares at a
nominal value of DKK 14,000,000, equal to 2.2% of the
 total share capital, after the implementation of the
 share capital reduction, the Company's share capital
 will amount to DKK 620,000,000 divided into A share
capital of DKK 107,487,200 and B share capital of DKK
 512,512,800

PROPOSAL #7.2: Authorize the Board of Directors,                           ISSUER          YES          FOR               FOR
until the next AGM, to allow the Company to acquire
own shares of up to 10% of the share capital and at
the price quoted at the time of the purchase with a
deviation of up to 10%, CF. Article 48 of the Danish
Public Limited Companies Act

PROPOSAL #7.3.1: Amend the Article 5.4 of the                              ISSUER          YES          FOR               FOR
Articles of Association as specified

PROPOSAL #7.3.2: Amend the Article 6.3 of the                              ISSUER          YES          FOR               FOR
Articles of Association as specified

PROPOSAL #7.3.3: Amend the Article 6.4 of the                              ISSUER          YES          FOR               FOR
Articles of Association as specified

PROPOSAL #7.3.4: Amend the Articles 8.2 and 11.10 of                       ISSUER          YES          FOR               FOR
the Articles of Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NOVOZYMES A/S
  TICKER:                N/A             CUSIP:     K7317J117
  MEETING DATE:          3/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Board of Director's report                       ISSUER          NO           N/A               N/A
on the Company's activities for the YE

PROPOSAL #2.: Approve the audited annual report,                           ISSUER          YES          FOR               FOR
including discharge of Management and Board of
Directors from liability during the past FY

PROPOSAL #3.: Approve to distribute the profit                             ISSUER          YES          FOR               FOR
according to the adopted annual report and a dividend
 of DKK 5.25 per A/B share of DKK 10

PROPOSAL #4.A: Re-elect Mr. Henrik Gurtler as the                          ISSUER          YES          FOR               FOR
Members to the Board of Directors

PROPOSAL #4.B: Re-elect Mr. Kurt Anker Nielsen as the                      ISSUER          YES          FOR               FOR
 Members to the Board of Directors

PROPOSAL #4.C: Re-elect Mr. Paul Petter Aas as the                         ISSUER          YES          FOR               FOR
Members to the Board of Directors

PROPOSAL #4.D: Re-elect Mr. Jerker Hartwall as the                         ISSUER          YES          FOR               FOR
Members to the Board of Directors

PROPOSAL #4.E: Re-elect Mr. Walther Thygesen as the                        ISSUER          YES          FOR               FOR
Members to the Board of Directors

PROPOSAL #4.F: Re-elect Mr. Mathias Uhlen as the                           ISSUER          YES          FOR               FOR
Members to the Board of Directors

PROPOSAL #5.: Re-elect PricewaterhouseCoopers as the                       ISSUER          YES          FOR               FOR
Auditor

PROPOSAL #6.A: Approve the renewal of the Board of                         ISSUER          YES        AGAINST           AGAINST
Directors authorization to implement certain types of
 share capital increases and to change paragraph 6 of
 the Articles of Association as specified

PROPOSAL #6.B: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
allow the company to acquire its own shares up to an
aggregate nominal value of 10% of its share capital,
see Section 48 of the Danish Public Companies Act,
the purchase price must not deviate by more than 10%
from the market price at the date of acquisition;
[the authority shall be valid until the next AGM]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NS SOLUTIONS CORPORATION
  TICKER:                N/A             CUSIP:     J59332106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NSK LTD.
  TICKER:                N/A             CUSIP:     J55505101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.: Entrustment to the Board of Directors                        ISSUER          YES          FOR               FOR
of Decision regarding Subscription of Stock
Acquisition Rights as Stock Options

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NTN CORPORATION
  TICKER:                N/A             CUSIP:     J59353110
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NTPC LTD
  TICKER:                N/A             CUSIP:     Y6206E101
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
balance sheet as at 31 MAR 2008, and the profit and
loss account for the FYE on that date together with
report of the Board of Directors and the Auditors
thereon

PROPOSAL #2.: Approve the payment of interim dividend                      ISSUER          YES          FOR               FOR
 and declare final dividend for the year 2007-08

PROPOSAL #3.: Re-appoint Dr. R.K. Pachauri as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Prof. Ashok Misra as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri R.C. Shrivastav as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Approve to fix their remuneration of                         ISSUER          YES          FOR               FOR
the Auditors

PROPOSAL #7.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, pursuant to Section 293(1)(d) and other
applicable provisions, if any, of the Companies Act,
1956, the Articles of Association of the Company and
the requirements of lenders, if any, the consent of
the Company for borrowing, whether by way of term
loan/line of credit/ equipment finance/ project
finance/ bridge loans/ cash credit facilities/ public
 deposits or otherwise from Financial Institutions/
Banks or from public bodies Corporate or from
Government body/ Corporation or Government of India
or by way of external commercial borrowings or from
multilateral/ Bilateral agencies within the India or
abroad or by way of issue of bonds in domestic or
international markets on such terms and conditions
and with or without security as the Board of
Directors may think fit, which together with the
moneys already borrowed by the Company [a part from
the temporary loans obtained from the bankers of the
Company in the ordinary course of business] at any
time shall not exceed in the aggregate INR 1,00,000
crore irrespective of the fact that such aggregate
amount of borrowings outstanding at any one time may
exceed the aggregate for the time being of the paid-
up capital of the Company and its free reserves that
is to say reserves not set apart for any specific
purpose; further resolved that pursuant to the
provision of the Section 293 (1)(a) and other
applicable provisions of the, if any, of the
Companies Act, 1956, the consent of the Company to
mortgage and/or create charge on all or any 1 or more
 of the movable and/or immovable properties or such
other assets of the Company, wheresoever situated,
both present and future, on such terms and conditions
 and at such time or times and in such form or manner
 as it may deem fit, to or on favour of
National/International Financial Institutions/ Banks/
 trustees for the bond holders [in case of issue of
bonds] etc. hereinafter referred to as the lenders to
 secure any term loans/ cash credit facilities/
debentures/ bonds or otherwise, obtained/ to be
obtained from any of the foresaid lenders together
with the interest thereon at the respective agreed
rate(s), compound interest, additional interest,
liquidated damage(s), commitment charge(s), premia on
 prepayment or on redemption, cost, charge(s),
expenses and all other monies payable by the Company
to such lenders under the respective loan/ other
agreement(s) entered/ to be entered in to between the
 Company and the lender(s) in respect of the said
borrowing(s), such security to rank in such manner as
 may be agreed to between the concerned parties and
as may be thought expedient by the Board; and it
shall always be deemed to have been so authorized to
finalize and execute with the lenders/ trustees for
the holders of the bonds, the requisite agreement,
documents, deeds and writings for borrowings and/or
creating the aforesaid mortgage(s) and/or charge(s)
and to do all such other acts, deeds and things as
may be necessary to give effect to the above

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NTT DATA CORPORATION
  TICKER:                N/A             CUSIP:     J59386102
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NTT DOCOMO,INC.
  TICKER:                N/A             CUSIP:     J59399105
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to:Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NTT URBAN DEVELOPMENT CORPORATION
  TICKER:                N/A             CUSIP:     J5940Z104
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NUFARM LIMITED
  TICKER:                N/A             CUSIP:     Q7007B105
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          NO           N/A               N/A
Company and the consolidated financial statements of
the Company and the Company's controlled entities and
 the reports of the Directors' and of the Auditor for
 the YE 31 JUL 2008

PROPOSAL #2.: Receive and adopt the remuneration                           ISSUER          YES          FOR               FOR
report of the Company for the YE 31 JUL 2008

PROPOSAL #3.a: Re-elect Mr. G.D.W. [Doug] Curlewis as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retires by rotation
in accordance with the Company's Constitution and ASX
 Listing Rule 14.4

PROPOSAL #3.b: Re-elect Mr. K.M. [Kerry] Hoggard as a                      ISSUER          YES          FOR               FOR
 Director of the Company, who retires by rotation in
accordance with the Company's Constitution and ASX
Listing Rule 14.4

PROPOSAL #4.: Approve the issue of 13,245,034                              ISSUER          YES          FOR               FOR
ordinary shares at an issue price of AUD 15.10 each
on 06 MAR 2008 to institutional investors as part of
an institutional equity placement, for the purpose of
 Listing Rule 7.4

PROPOSAL #5.: Approve the issue of 527,585 ordinary                        ISSUER          YES          FOR               FOR
shares at an issue price of AUD 15.1169 each on 01
OCT 2008 to the vendor shareholders of Lefroy Seeds
Pty Ltd ACN 106 510 196, First Classic Pty Ltd ACN
106 510 203 and Edgehill Investments Pty Ltd ACN 099
764 226 pursuant to the terms of the Share Sale
Agreements, for the purpose of Listing Rule 7.4

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                NWS HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     G66897110
  MEETING DATE:          12/1/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.A.1: Re-elect Dr. Cheng Kar Shun, Henry                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.A.2: Re-elect Mr. Doo Wai Hoi, William as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.A.3: Re-elect Mr. Chan Kam Ling as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.A.4: Re-elect Mr. Wong Kwok Kin, Andrew                        ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #3.B: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors remuneration

PROPOSAL #4.: Re-appoint the Auditor and authorize                         ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.1: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the capital of the Company or securities convertible
into shares or options, warrants, or similar rights
to subscribe for any share or convertible securities
and to make or grant offers, agreements and options,
during and after the relevant period, not exceeding
20% of the aggregate nominal amount of the share
capital of the Company otherwise than pursuant to: i)
 a rights issue [as specified]; or ii) the exercise
of subscription or conversion rights under the terms
of any warrants and securities; or iii) the exercise
of the rights under any option scheme or similar
arrangement for the time being adopted for the grant
or issue to the Directors and/or employees of the
Company and/or any of its subsidiaries of options to
subscribe for, or rights to acquire, shares of the
Company; or iv) any issue of shares as scrip
dividends or similar arrangement; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the Bye-
laws of the Company or any applicable laws to be held]

PROPOSAL #5.2: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase its own shares on The Stock Exchange
of Hong Kong Limited [the Hong Kong Stock Exchange]
or on any other stock exchange on which the shares of
 the Company may be listed and recognized by the
Securities and Futures Commission and the Hong Kong
Stock Exchange for this purpose, subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Hong Kong Stock Exchange or that of
 any other stock exchange as amended from time to
time, not exceeding 10% of the aggregate nominal
amount of the share capital of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Bye-Laws of the Company or any

PROPOSAL #5.3: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of the Ordinary Resolutions No. 5.1 and 5.2, to
extend the general mandate granted to the Directors
of the Company pursuant to Resolution 5.1, by the
addition to the aggregate nominal amount of the share
 capital of the Company that may be allotted pursuant
 to Resolution 5.2, provided that such amount shall
not exceed 10% of the aggregate nominal amount of the
 share capital of the Company in issue as at the date
 of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                O A O TATNEFT
  TICKER:                N/A             CUSIP:     670831205
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                           ISSUER          YES        ABSTAIN           AGAINST
Directors on the result of Company's activities in
2008, and approve the annual report of the Company
for 2008

PROPOSAL #2.: Approve the annual accounting repot,                         ISSUER          YES        ABSTAIN           AGAINST
including profit and loss statement, of the Company
for 2008

PROPOSAL #3.: Approve the profit distribution upon                         ISSUER          YES        ABSTAIN           AGAINST
results of the FY

PROPOSAL #4.: Approve the payment of annual dividends                      ISSUER          YES        ABSTAIN           AGAINST
 on the basis of 2008 results, and the amount of the
dividends, form and timing of payment of dividends

PROPOSAL #5.1: Elect Mr. Azat K Khamaev as a Board of                      ISSUER          YES        ABSTAIN           AGAINST
 Director of OAO Tatneft

PROPOSAL #5.2: Elect Mr. David W Waygood as a Board                        ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #5.3: Elect Mr. Maria L Voskresenskaya as a                       ISSUER          YES        ABSTAIN           AGAINST
Board of Director of OAO Tatneft

PROPOSAL #5.4: Elect Mr. Radik R Gaizatullin as a                          ISSUER          YES        ABSTAIN           AGAINST
Board of Director of OAO Tatneft

PROPOSAL #5.5: Elect Mr. Sushovan Ghosh as a Board of                      ISSUER          YES        ABSTAIN           AGAINST
 Director of OAO Tatneft

PROPOSAL #5.6: Elect Mr. Nail G Ibragimov as a Board                       ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #5.7: Elect Mr. Vladimir P Lavushchenko as a                      ISSUER          YES        ABSTAIN           AGAINST
 Board of Director of OAO Tatneft

PROPOSAL #5.8: Elect Mr. Nail U Maganov as a Board of                      ISSUER          YES        ABSTAIN           AGAINST
 Director of OAO Tatneft

PROPOSAL #5.9: Elect Mr. Renat K Muslimov as a Board                       ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #5.10: Elect Mr. Rinat K Sabirov as a Board                       ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #5.11: Elect Mr. Valery Y Sorokin as a Board                      ISSUER          YES        ABSTAIN           AGAINST
 of Director of OAO Tatneft

PROPOSAL #5.12: Elect Mr. Mirgaziyan Z Taziev as a                         ISSUER          YES        ABSTAIN           AGAINST
Board of Director of OAO Tatneft

PROPOSAL #5.13: Elect Mr. Shafagat F Takhautdinov as                       ISSUER          YES        ABSTAIN           AGAINST
a Board of Director of OAO Tatneft

PROPOSAL #5.14: Elect Mr. Rais S Khisamov as a Board                       ISSUER          YES        ABSTAIN           AGAINST
of Director of OAO Tatneft

PROPOSAL #6.1: Elect Mr. Tamara M Vilkova to the                           ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.2: Elect Mr. Nazilya F Galieva to the                          ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.3: Elect Mr. Ferdinand R Galiullin to the                      ISSUER          YES        ABSTAIN           AGAINST
 revision Committee the Company

PROPOSAL #6.4: Elect Mr. Venera G Kuzmina to the                           ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.5: Elect Mr. Nikolai K Lapin to the                            ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.6: Elect Mr. Galina V Malyazina to the                         ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #6.7: Elect Mr. Liliya R Rakhimzyanova to                         ISSUER          YES        ABSTAIN           AGAINST
the revision Committee the Company

PROPOSAL #6.8: Elect Mr. Alfiya A Sinegaeva to the                         ISSUER          YES        ABSTAIN           AGAINST
revision Committee the Company

PROPOSAL #7.: Approve Energy Consulting/Audit ZAO as                       ISSUER          YES        ABSTAIN           AGAINST
the Company's Auditor

PROPOSAL #8.: Amend the Charter of the Company                             ISSUER          YES        ABSTAIN           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OAO GAZPROM
  TICKER:                OGZPY           CUSIP:     368287207
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVE THE ANNUAL REPORT OF OAO                             ISSUER          YES          FOR             AGAINST
GAZPROM FOR 2008.

PROPOSAL #02: APPROVE THE ANNUAL ACCOUNTING                                ISSUER          YES          FOR             AGAINST
STATEMENTS, INCLUDING THE PROFIT AND LOSS REPORT OF
THE COMPANY BASED ON THE RESULTS OF 2008.

PROPOSAL #03: APPROVE THE DISTRIBUTION OF PROFIT OF                        ISSUER          YES          FOR             AGAINST
THE COMPANY BASED ON THE RESULTS OF 2008.

PROPOSAL #04: APPROVE THE AMOUNT OF, TIME FOR AND                          ISSUER          YES          FOR             AGAINST
FORM OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S
SHARES THAT HAVE BEEN PROPOSED BY THE BOARD OF
DIRECTORS OF THE COMPANY.

PROPOSAL #05: APPROVE CLOSED JOINT STOCK COMPANY                           ISSUER          YES          FOR             AGAINST
PRICEWATERHOUSECOOPERS AUDIT AS THE COMPANY'S
EXTERNAL AUDITOR.

PROPOSAL #06: PAY REMUNERATION TO MEMBERS OF THE                           ISSUER          YES        AGAINST           AGAINST
BOARD OF DIRECTORS AND AUDIT COMMISSION OF THE
COMPANY IN THE AMOUNTS RECOMMENDED BY THE BOARD OF
DIRECTORS OF THE COMPANY.

PROPOSAL #G1: APPROVE, IN ACCORDANCE WITH CHAPTER XI                       ISSUER          YES          FOR             AGAINST
OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK
 COMPANY) REGARDING RECEIPT BY OAO GAZPROM OF FUNDS
IN A MAXIMUM SUM OF 500 MILLION U.S. DOLLARS OR ITS
EQUIVALENT IN RUBLES OR EUROS.

PROPOSAL #G2: APPROVE, IN ACCORDANCE WITH CHAPTER XI                       ISSUER          YES          FOR             AGAINST
OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO
REGARDING RECEIPT BY OAO GAZPROM OF FUNDS IN A
MAXIMUM SUM OF 1.5 BILLION U.S. DOLLARS OR ITS
EQUIVALENT IN RUBLES OR EUROS.

PROPOSAL #G3: APPROVE, IN ACCORDANCE WITH CHAPTER XI                       ISSUER          YES          FOR             AGAINST
OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO VTB BANK REGARDING
RECEIPT BY OAO GAZPROM OF FUNDS IN A MAXIMUM SUM OF 1
 BILLION U.S. DOLLARS OR ITS EQUIVALENT IN RUBLES OR

PROPOSAL #8A: ELECTION OF DIRECTOR: AKIMOV ANDREY                          ISSUER          YES        AGAINST           AGAINST
IGOREVICH

PROPOSAL #8B: ELECTION OF DIRECTOR: ANANENKOV                              ISSUER          YES        AGAINST           AGAINST
ALEXANDER GEORGIEVICH

PROPOSAL #8C: ELECTION OF DIRECTOR: BERGMANN BURCKHARD                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #8D: ELECTION OF DIRECTOR: GAZIZULLIN FARIT                       ISSUER          YES        AGAINST           AGAINST
RAFIKOVICH

PROPOSAL #8E: ELECTION OF DIRECTOR: GUSAKOV VLADIMIR                       ISSUER          YES        AGAINST           AGAINST
ANATOLIEVICH

PROPOSAL #8F: ELECTION OF DIRECTOR: ZUBKOV VIKTOR                          ISSUER          YES        AGAINST           AGAINST
ALEXEEVICH

PROPOSAL #8G: ELECTION OF DIRECTOR: KARPEL ELENA                           ISSUER          YES        AGAINST           AGAINST
EVGENIEVNA

PROPOSAL #8H: ELECTION OF DIRECTOR: MAKAROV ALEXEY                         ISSUER          YES        AGAINST           AGAINST
ALEXANDROVICH

PROPOSAL #8I: ELECTION OF DIRECTOR: MILLER ALEXEY                          ISSUER          YES        AGAINST           AGAINST
BORISOVICH

PROPOSAL #8J: ELECTION OF DIRECTOR: MUSIN VALERY                           ISSUER          YES          FOR             AGAINST
ABRAMOVICH

PROPOSAL #8K: ELECTION OF DIRECTOR: NABIULLINA ELVIRA                      ISSUER          YES        AGAINST           AGAINST
 SAKHIPZADOVNA

PROPOSAL #8L: ELECTION OF DIRECTOR: NIKOLAEV VIKTOR                        ISSUER          YES        AGAINST           AGAINST
VASILIEVICH

PROPOSAL #8M: ELECTION OF DIRECTOR: PETROV YURY                            ISSUER          YES        AGAINST           AGAINST
ALEXANDROVICH

PROPOSAL #8N: ELECTION OF DIRECTOR: SEREDA MIKHAIL                         ISSUER          YES        AGAINST           AGAINST
LEONIDOVICH

PROPOSAL #8O: ELECTION OF DIRECTOR: FORESMAN ROBERT                        ISSUER          YES        AGAINST           AGAINST
MARK

PROPOSAL #8P: ELECTION OF DIRECTOR: FORTOV VLADIMIR                        ISSUER          YES        AGAINST           AGAINST
EVGENIEVICH

PROPOSAL #8Q: ELECTION OF DIRECTOR: SHMATKO SERGEY                         ISSUER          YES        AGAINST           AGAINST
IVANOVICH

PROPOSAL #8R: ELECTION OF DIRECTOR: YUSUFOV IGOR                           ISSUER          YES        AGAINST           AGAINST
KHANUKOVICH

PROPOSAL #J1: ELECT ARKHIPOV DMITRY ALEXANDROVICH TO                       ISSUER          YES          FOR             AGAINST
THE AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J2: ELECT BIKULOV VADIM KASYMOVICH TO THE                        ISSUER          YES          FOR             AGAINST
AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J3: ELECT ISHUTIN RAFAEL VLADIMIROVICH TO                        ISSUER          YES          FOR             AGAINST
THE AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J4: ELECT KOBZEV ANDREY NIKOLAEVICH TO THE                       ISSUER          YES          FOR             AGAINST
AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J5: ELECT LOBANOVA NINA VLADISLAVOVNA TO                         ISSUER          YES          FOR             AGAINST
THE AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J6: ELECT MIKHAILOVA SVETLANA SERGEEVNA TO                       ISSUER          YES          FOR             AGAINST
THE AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J7: ELECT NOSOV YURY STANISLAVOVICH TO THE                       ISSUER          YES        AGAINST           AGAINST
AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J8: ELECT OZEROV SERGEY MIKHAILOVICH TO THE                      ISSUER          YES        AGAINST           AGAINST
 AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J9: ELECT TIKHONOVA MARIYA GENNADIEVNA TO                        ISSUER          YES        AGAINST           AGAINST
THE AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J10: ELECT TULINOVA OLGA ALEXANDROVNA TO                         ISSUER          YES        AGAINST           AGAINST
THE AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #J11: ELECT SHUBIN YURY IVANOVICH TO THE                          ISSUER          YES        AGAINST           AGAINST
AUDIT COMMISSION OF OAO GAZPROM

PROPOSAL #004: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND STATE CORPORATION BANK FOR
DEVELOPMENT AND FOREIGN ECONOMIC AFFAIRS
(VNESHECONOMBANK) REGARDING RECEIPT BY OAO GAZPROM OF
 FUNDS IN A MAXIMUM SUM OF 6 BILLION U.S. DOLLARS OR
ITS EQUIVALENT IN RUBLES OR EUROS.

PROPOSAL #005: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO ROSSELKHOZBANK REGARDING
RECEIPT BY OAO GAZPROM OF FUNDS IN A MAXIMUM SUM OF
1.5 BILLION U.S. DOLLARS OR ITS EQUIVALENT IN RUBLES
OR EUROS.

PROPOSAL #006: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM:
TRANSACTIONS BETWEEN OAO GAZPROM AND GAZPROMBANK
(OPEN JOINT STOCK COMPANY), TO BE ENTERED INTO
PURSUANT TO A LOAN FACILITY AGREEMENT BETWEEN OAO
GAZPROM AND THE BANK, INVOLVING RECEIPT BY OAO
GAZPROM OF FUNDS IN A MAXIMUM SUM OF 25 BILLION

PROPOSAL #007: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM:
TRANSACTIONS BETWEEN OAO GAZPROM AND SBERBANK OF
RUSSIA OAO, TO BE ENTERED INTO PURSUANT TO A LOAN
FACILITY AGREEMENT BETWEEN OAO GAZPROM AND THE BANK,
INVOLVING RECEIPT BY OAO GAZPROM OF FUNDS IN A
MAXIMUM SUM OF 17 BILLION RUBLES.

PROPOSAL #008: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM:
TRANSACTIONS BETWEEN OAO GAZPROM AND ZAO
GAZENERGOPROMBANK, TO BE ENTERED INTO PURSUANT TO A
LOAN FACILITY AGREEMENT BETWEEN OAO GAZPROM AND THE
BANK, INVOLVING RECEIPT BY OAO GAZPROM OF FUNDS IN A
MAXIMUM SUM OF 100 MILLION U.S. DOLLARS.

PROPOSAL #009: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM:
TRANSACTIONS BETWEEN OAO GAZPROM AND OAO VTB BANK, TO
 BE ENTERED INTO PURSUANT TO A LOAN FACILITY
AGREEMENT BETWEEN OAO GAZPROM AND THE BANK, INVOLVING
 RECEIPT BY OAO GAZPROM OF FUNDS IN A MAXIMUM SUM OF

PROPOSAL #010: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK
 COMPANY) PURSUANT TO WHICH GAZPROMBANK (OPEN JOINT
STOCK COMPANY) WILL, UPON THE TERMS AND CONDITIONS
ANNOUNCED BY IT, ACCEPT AND CREDIT FUNDS TRANSFERRED
TO ACCOUNTS OPENED BY OAO GAZPROM AND CONDUCT
OPERATIONS THROUGH THE ACCOUNTS.

PROPOSAL #011: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO
PURSUANT TO WHICH SBERBANK OF RUSSIA OAO WILL, UPON
THE TERMS AND CONDITIONS ANNOUNCED BY IT, ACCEPT AND
CREDIT FUNDS TRANSFERRED TO ACCOUNTS OPENED BY OAO
GAZPROM AND CONDUCT OPERATIONS THROUGH THE ACCOUNTS
IN ACCORDANCE WITH OAO GAZPROM'S INSTRUCTIONS.

PROPOSAL #012: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZENERGOPROMBANK
PURSUANT TO WHICH ZAO GAZENERGOPROMBANK WILL, UPON
THE TERMS AND CONDITIONS ANNOUNCED BY IT, ACCEPT AND
CREDIT FUNDS TRANSFERRED TO ACCOUNTS OPENED BY OAO
GAZPROM AND CONDUCT OPERATIONS THROUGH THE ACCOUNTS
IN ACCORDANCE WITH OAO GAZPROM'S INSTRUCTIONS.

PROPOSAL #013: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO VTB BANK PURSUANT TO
WHICH OAO VTB BANK WILL, UPON THE TERMS AND
CONDITIONS ANNOUNCED BY IT, ACCEPT AND CREDIT FUNDS
TRANSFERRED TO ACCOUNTS OPENED BY OAO GAZPROM AND
CONDUCT OPERATIONS THROUGH THE ACCOUNTS IN ACCORDANCE
 WITH OAO GAZPROM'S INSTRUCTIONS.

PROPOSAL #014: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK
 COMPANY) PURSUANT TO WHICH THE BANK WILL PROVIDE
SERVICES TO OAO GAZPROM MAKING USE OF THE BANK -
CLIENT ELECTRONIC PAYMENTS SYSTEM.

PROPOSAL #015: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO
PURSUANT TO WHICH SBERBANK OF RUSSIA OAO WILL PROVIDE
 SERVICES TO OAO GAZPROM MAKING USE OF THE CLIENT -
SBERBANK ELECTRONIC PAYMENTS SYSTEM.

PROPOSAL #016: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZENERGOPROMBANK
PURSUANT TO WHICH ZAO GAZENERGOPROMBANK WILL PROVIDE
SERVICES TO OAO GAZPROM MAKING USE OF THE BANK -
CLIENT ELECTRONIC PAYMENTS.

PROPOSAL #017: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO VTB BANK PURSUANT TO
WHICH OAO VTB BANK WILL PROVIDE SERVICES TO OAO
GAZPROM MAKING USE OF THE BANK - CLIENT ELECTRONIC
PAYMENTS SYSTEM.

PROPOSAL #018: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: FOREIGN
CURRENCY PURCHASE / SALE TRANSACTIONS BETWEEN OAO
GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK COMPANY),
TO BE ENTERED INTO UNDER THE GENERAL AGREEMENT ON THE
 CONDUCT OF CONVERSION OPERATIONS BETWEEN OAO GAZPROM
 AND THE BANK DATED AS OF SEPTEMBER 12, 2006, NO.
3446, IN A MAXIMUM SUM OF 500 MILLION U.S. DOLLARS OR
 ITS EQUIVALENT IN RUBLES, EUROS OR OTHER CURRENCY
FOR EACH TRANSACTION.

PROPOSAL #019: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND  GAZPROMBANK (OPEN JOINT
STOCK COMPANY) PURSUANT TO WHICH OAO GAZPROM WILL
GRANT SURETYSHIPS TO SECURE PERFORMANCE OF OAO
GAZPROM'S SUBSIDIARIES' OBLIGATIONS TO GAZPROMBANK
(OPEN JOINT STOCK COMPANY).

PROPOSAL #020: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND SBERBANK OF RUSSIA OAO
PURSUANT TO WHICH OAO GAZPROM WILL GRANT SURETYSHIPS
TO SECURE PERFORMANCE OF OAO GAZPROM'S SUBSIDIARIES'
OBLIGATIONS TO SBERBANK OF RUSSIA OAO.

PROPOSAL #021: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK
 COMPANY) PURSUANT TO WHICH OAO GAZPROM WILL GRANT
SURETYSHIPS TO SECURE PERFORMANCE OF OAO GAZPROM'S
SUBSIDIARIES' OBLIGATIONS TO GAZPROMBANK (OPEN JOINT
STOCK COMPANY).

PROPOSAL #022: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT
BETWEEN OAO GAZPROM AND NORD STREAM AG PURSUANT TO
WHICH OAO GAZPROM WILL ISSUE A GUARANTEE (SURETYSHIP)
 TO NORD STREAM AG TO SECURE PERPORMANCE OF OOO
GAZPROM EXPORT'S OBLIGATIONS UNDER A GAS
TRANSPORTATION AGREEMENT BETWEEN NORD STREAM AG AND
OOO GAZPROM EXPORT.

PROPOSAL #023: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT
BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK
 COMPANY) PURSUANT TO WHICH GAZPROMBANK (OPEN JOINT
STOCK COMPANY) UNDERTAKES UNDER INSTRUCTIONS OF OAO
GAZPROM.

PROPOSAL #024: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO BELTRANSGAZ PURSUANT TO
WHICH OAO GAZPROM WILL GRANT OAO BELTRANSGAZ
TEMPORARY POSSESSION AND USE OF THE FACILITIES OF THE
 YAMAL - EUROPE TRUNK GAS PIPELINE SYSTEM AND RELATED
 SERVICE EQUIPMENT.

PROPOSAL #025: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROMREGIONGAZ PURSUANT
 TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROMREGIONGAZ
 TEMPORARY POSSESSION AND USE OF THE PROPERTY COMPLEX
 OF THE GAS DISTRIBUTION SYSTEM.

PROPOSAL #026: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG
PURSUANT TO WHICH OAO GAZPROM WILL GRANT ZAO GAZPROM
NEFT ORENBURG TEMPORARY POSSESSION AND USE OF THE
WELLS AND DOWNHOLE AND ABOVE-GROUND WELL EQUIPMENT.

PROPOSAL #027: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROMTRUBINVEST
PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO
GAZPROMTRUBINVEST TEMPORARY POSSESSION AND USE OF THE
 BUILDING AND EQUIPMENT OF A TUBING AND CASING
MANUFACTURING FACILITY.

PROPOSAL #028: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO LAZURNAYA PURSUANT TO
WHICH OAO GAZPROM WILL GRANT OAO LAZURNAYA TEMPORARY
POSSESSION AND USE OF THE PROPERTY OF THE FIRST AND
SECOND UNITS OF THE LAZURNAYA PEAK HOTEL COMPLEX.

PROPOSAL #029: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND DOAO TSENTRENERGOGAZ OF OAO
GAZPROM PURSUANT WHICH OAO GAZPROM WILL GRANT DOAO
TSENTRENERGOGAZ OF OAO GAZPROM.

PROPOSAL #030: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT TO
WHICH OAO GAZPROM WILL GRANT OOO GAZPROMTRANS
TEMPORARY POSSESSION AND USE OF THE INFRASTRUCTURE
FACILITIES OF THE RAILWAY STATIONS OF THE SURGUTSKIY
CONDENSATE STABILIZATION PLANT.

PROPOSAL #031: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT TO
WHICH OAO GAZPROM WILL GRANT OOO GAZPROMTRANS
TEMPORARY POSSESSION AND USE OF METHANOL TANK CARS
FOR A PERIOD OF NOT MORE THAN 5 YEARS AND OOO
GAZPROMTRANS WILL MAKE PAYMENT FOR USING SUCH
PROPERTY IN A MAXIMUM SUM OF 190 MILLION RUBLES.

PROPOSAL #032: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO TSENTRGAZ PURSUANT TO
WHICH OAO GAZPROM WILL GRANT OAO TSENTRGAZ TEMPORARY
POSSESSION AND USE OF THE FACILITIES OF A
PREVENTATIVE CLINIC THAT ARE SITUATED IN THE TULSKAYA
 REGION, SHCHOKINSKIY DISTRICT, TOWNSHIP OF GRUMANT,
FOR A PERIOD OF NOT MORE THAN 12 MONTHS AND OAO
TSENTRGAZ WILL MAKE PAYMENT FOR USING SUCH PROPERTY
IN A MAXIMUM SUM OF 24.1 MILLION RUBLES.

PROPOSAL #033: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO DRUZHBA PURSUANT TO WHICH
 OAO GAZPROM WILL GRANT OAO DRUZHBA TEMPORARY
POSSESSION AND USE OF THE FACILITIES OF DRUZHBA
VACATION CENTER.

PROPOSAL #034: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT
TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROM PROMGAZ
TEMPORARY POSSESSION AND USE OF EXPERIMENTAL
PROTOTYPES OF GAS-USING EQUIPMENT.

PROPOSAL #035: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK
 COMPANY) PURSUANT TO WHICH OAO GAZPROM WILL GRANT
GAZPROMBANK (OPEN JOINT STOCK COMPANY) TEMPORARY
POSSESSION AND USE OF THE NON-RESIDENTIAL PREMISES IN
 A BUILDING.

PROPOSAL #036: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SALAVATNEFTEORGSINTEZ
PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO
SALAVATNEFTEORGSINTEZ TEMPORARY POSSESSION AND USE OF
 THE GAS CONDENSATE PIPELINE RUNNING FROM THE
KARACHAGANAKSKOYE GAS CONDENSATE FIELD TO THE
ORENBURGSKIY GAS REFINERY.

PROPOSAL #037: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO VOSTOKGAZPROM PURSUANT TO
 WHICH OAO GAZPROM WILL GRANT OAO VOSTOKGAZPROM
TEMPORARY POSSESSION AND USE OF AN M-468R SPECIAL-
PURPOSE COMMUNICATIONS INSTALLATION.

PROPOSAL #038: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO GAZPROM EXPORT PURSUANT
TO WHICH OAO GAZPROM WILL GRANT OOO GAZPROM EXPORT
TEMPORARY POSSESSION AND USE OF AN M-468R SPECIAL-
PURPOSE COMMUNICATIONS INSTALLATION.

PROPOSAL #039: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT PURSUANT TO
WHICH OAO GAZPROM WILL GRANT OAO GAZPROM NEFT
TEMPORARY POSSESSION AND USE OF AN M-468R SPECIAL-
PURPOSE COMMUNICATIONS INSTALLATION.

PROPOSAL #041: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST PURSUANT
TO WHICH OAO GAZPROM WILL GRANT ZAO YAMALGAZINVEST
TEMPORARY POSSESSION AND USE OF AN ERP SOFTWARE AND
HARDWARE SOLUTION, SYSTEM FOR MANAGING OAO GAZPROM'S
PROPERTY AND OTHER ASSETS AT ZAO YAMALGAZINVEST LEVEL
 (ERP).

PROPOSAL #040: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM SPACE SYSTEMS
PURSUANT TO WHICH OAO GAZPROM WILL GRANT OAO GAZPROM
SPACE SYSTEMS TEMPORARY POSSESSION AND USE OF AN ERP
SOFTWARE AND HARDWARE SOLUTION, SYSTEM FOR MANAGING
OAO GAZPROM'S PROPERTY AND OTHER ASSETS AT OAO GAZCOM
 LEVEL (ERP).

PROPOSAL #042: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZTELECOM PURSUANT TO
WHICH OAO GAZPROM WILL GRANT ZAO GAZTELECOM TEMPORARY
 POSSESSION AND USE OF COMMUNICATIONS FACILITIES
WITHIN THE COMPOSITION OF BUILDINGS, COMMUNICATIONS
LINES, COMMUNICATIONS NETWORKS, CABLE DUCT SYSTEMS
AND EQUIPMENT.

PROPOSAL #043: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO TSENTRCASPNEFTEGAZ
PURSUANT TO WHICH OAO GAZPROM WILL EXTEND TO OOO
TSENTRCASPNEFTEGAZ LONG-TERM LOANS IN AN AGGREGATE
MAXIMUM SUM OF 12.6 BILLION RUBLES FOR THE PURPOSE OF
 DEVELOPMENT BY IT IN 2009-2011 OF THE TSENTRALNAYA
GEOLOGICAL STRUCTURE.

PROPOSAL #044: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND GAZPROMBANK (OPEN JOINT STOCK
 COMPANY) PURSUANT TO WHICH THE BANK WILL ISSUE
GUARANTEES TO THE RUSSIAN FEDERATION'S CUSTOMS
AUTHORITIES WITH RESPECT TO THE OBLIGATIONS OF OAO
GAZPROM AS A CUSTOMS BROKER TO PAY CUSTOMS PAYMENTS
AND EVENTUAL INTEREST AND PENALTIES.

PROPOSAL #045: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO
 WHICH OAO GAZPROM WILL DELIVER AND OOO MEZHREGIONGAZ
 WILL ACCEPT (OFF-TAKE) GAS IN AN AMOUNT OF NOT MORE
THAN 300 BILLION CUBIC METERS, DELIVERABLE MONTHLY,
AND WILL PAY FOR GAS A MAXIMUM SUM OF 886.9 BILLION
RUBLES.

PROPOSAL #046: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO
 WHICH OOO MEZHREGIONGAZ UNDERTAKES UNDER
INSTRUCTIONS OF OAO GAZPROM AND FOR A FEE OF NOT MORE
 THAN 200 MILLION RUBLES, IN ITS OWN NAME.

PROPOSAL #047: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO
 WHICH OOO MEZHREGIONGAZ WILL DELIVER AND OAO GAZPROM
 WILL ACCEPT (OFF-TAKE) GAS PURCHASED BY OOO
MEZHREGIONGAZ FROM INDEPENDENT ENTITIES, IN AN AMOUNT
 OF NOT MORE THAN 21.9 BILLION CUBIC METERS FOR A
MAXIMUM SUM OF 70 BILLION RUBLES.

PROPOSAL #048: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO GAZPROM EXPORT PURSUANT
TO WHICH OOO GAZPROM EXPORT UNDERTAKES UNDER
INSTRUCTIONS OF OAO GAZPROM AND FOR A FEE OF NOT MORE
 THAN 55 MILLION RUBLES, IN ITS OWN NAME.

PROPOSAL #049: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO
 WHICH OAO GAZPROM WILL DELIVER AND OOO MEZHREGIONGAZ
 WILL ACCEPT (OFF-TAKE) GAS PURCHASED BY OAO GAZPROM
FROM OAO LUKOIL AND STORED IN UNDERGROUND GAS STORAGE
 FACILITIES.

PROPOSAL #050: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO NORTHGAS PURSUANT TO
WHICH ZAO NORTHGAS WILL DELIVER AND OAO GAZPROM WILL
ACCEPT (OFF-TAKE) GAS IN AN AMOUNT OF NOT MORE THAN
4.8 BILLION CUBIC METERS, DELIVERABLE MONTHLY, AND
WILL PAY FOR GAS A MAXIMUM SUM OF 4 BILLION RUBLES.

PROPOSAL #051: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SEVERNEFTEGAZPROM
PURSUANT TO WHICH OAO SEVERNEFTEGAZPROM WILL DELIVER
AND OAO GAZPROM WILL ACCEPT (OFF-TAKE) GAS IN AN
AMOUNT OF NOT MORE THAN 24.2 BILLION CUBIC METERS AND
 WILL PAY FOR GAS A MAXIMUM SUM OF 23 BILLION RUBLES.

PROPOSAL #052: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG
PURSUANT TO WHICH ZAO GAZPROM NEFT ORENBURG WILL
DELIVER AND OAO GAZPROM WILL ACCEPT (OFF-TAKE)
UNSTABLE CRUDE OIL IN AN AMOUNT OF NOT MORE THAN 650
THOUSAND TONS AND WILL PAY FOR CRUDE OIL A MAXIMUM
SUM OF 5.3 BILLION RUBLES.

PROPOSAL #053: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING PURSUANT TO
 WHICH OAO SIBUR HOLDING WILL DELIVER AND OAO GAZPROM
 WILL ACCEPT (OFF-TAKE) DRY STRIPPED GAS PROCESSED AT
 GAS REFINING COMPLEXES IN AN AMOUNT OF NOT MORE THAN
 4.5 BILLION CUBIC METERS AND WILL PAY FOR GAS A
MAXIMUM SUM OF 5.1 BILLION RUBLES.

PROPOSAL #054: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING PURSUANT TO
 WHICH OAO GAZPROM WILL SELL AND OAO SIBUR HOLDING
WILL BUY ETHANE FRACTION IN A TOTAL AMOUNT OF 4.885
MILLION TONS FOR A MAXIMUM SUM OF 33.707 BILLION

PROPOSAL #055: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT
BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING PURSUANT TO
 WHICH OAO SIBUR HOLDING UNDERTAKES UNDER
INSTRUCTIONS OF OAO GAZPROM AND FOR A FEE OF NOT MORE
 THAN 30 MILLION RUBLES. ALL AS MORE FULLY DESCRIBED
IN THE PROXY STATEMENT.

PROPOSAL #056: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SIBUR HOLDING PURSUANT TO
 WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO
ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL
AMOUNT OF NOT MORE THAN 1.2 BILLION CUBIC METERS AND
OAO SIBUR HOLDING WILL PAY FOR THE SERVICES RELATED
TO ARRANGING FOR THE TRANSPORTATION OF GAS VIA TRUNK
GAS PIPELINES A MAXIMUM SUM OF 1 BILLION RUBLES.

PROPOSAL #057: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO TOMSKGAZPROM PURSUANT TO
WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO
ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL
AMOUNT OF NOT MORE THAN 3 BILLION CUBIC METERS AND
OAO SIBUR HOLDING WILL PAY FOR THE SERVICES RELATED
TO ARRANGING FOR THE TRANSPORTATION OF GAS VIA TRUNK
GAS PIPELINE A MAXIMUM SUM OF 1.2 BILLION RUBLES.

PROPOSAL #058: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO MEZHREGIONGAZ PURSUANT TO
 WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO
ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL
AMOUNT OF NOT MORE THAN 45 BILLION CUBIC METERS
ACROSS THE TERRITORY OF THE RUSSIAN FEDERATION, CIS
COUNTRIES AND BALTIC STATES AND WILL PAY FOR THE
SERVICES RELATEDT TO ARRANGING FOR TRANSPORTATION OF
GAS VIA TRUNK GAS PIPELINES A MAXIMUM SUM OF 70

PROPOSAL #059: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM NEFT PURSUANT TO
WHICH OAO GAZPROM WILL PROVIDE SERVICES RELATED TO
ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL
AMOUNT OF NOT MORE THAN 3.8 BILLION CUBIC METERS AND
OAO GAZPROM NEFT WILL PAY FOR THE SERVICES RELATED TO
 ARRANGING FOR TRANSPORTATION OF GAS VIA TRUNK GAS
PIPELINES A MAXIMUM SUM OF 2.62 BILLION RUBLES.

PROPOSAL #060: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT TO WHICH
 OAO GAZPROM WILL PROVIDE SERVICES RELATED TO
ARRANGING FOR THE TRANSPORTATION OF GAS IN A TOTAL
AMOUNT OF NOT MORE THAN 45 BILLION CUBIC METERS OAO
NOVATEK WILL PAY FOR THE SERVICES ARRANGING FOR THE
TRANSPORTATION OF GAS VIA TRUNK GAS PIPELINES A
MAXIMUM SUM OF 60 BILLION RUBLES.

PROPOSAL #061: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO NOVATEK PURSUANT TO WHICH
 OAO GAZPROM WILL PROVIDE SERVICES RELATED TO
ARRANGING FOR THE INJECTION INTO AND STORAGE IN
UNDERGROUND GAS STORAGE FACILITIES OF GAS OWNED BY
OAO NOVATEK IN AN AMOUNT OF NOT MORE THAN 1 BILLION

PROPOSAL #062: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND A/S LATVIJAS GAZE PURSUANT TO
 WHICH OAO GAZPROM WILL SELL AND A/S LATVIJAS GAZE
WILL PURCHASE GAS. ALL AS MORE FULLY DESCRIBED IN THE
 PROXY STATEMENT.

PROPOSAL #063: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND AB LIETUVOS DUJOS PURSUANT TO
 WHICH OAO GAZPROM WILL SELL AND AB LIETUVOS DUJOS
WILL PURCHASE GAS. ALL AS MORE FULLY DESCRIBED IN THE
 PROXY STATEMENT.

PROPOSAL #064: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND UAB KAUNO TERMOFIKACIJOS
ELEKTRINE PURSUANT TO WHICH OAO GAZPROM WILL SELL AND
 UAB KAUNO TERMOFIKACIJOS ELEKTRINE WILL PURCHASE
GAS. ALL AS MORE FULLY DESCRIBED IN THE PROXY

PROPOSAL #065: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND MOLDOVAGAZ S.A. PURSUANT TO
WHICH OAO GAZPROM WILL DELIVER AND MOLDOVAGAZ S.A.
WILL ACCEPT (OFF-TAKE) IN 2010 GAS IN AN AMOUNT OF
NOT MORE THAN 3.9 BILLION CUBIC METERS AND WILL PAY
FOR GAS A MAXIMUM SUM OF 1.33 BILLION U.S. DOLLARS.

PROPOSAL #066: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND MOLDOVAGAZ S.A. PURSUANT TO
WHICH IN 2010 MOLDOVAGAZ S.A. WILL PROVIDE SERVICES
RELATED TO THE TRANSPORTATION OF GAS IN TRANSIT MODE
ACROSS THE TERRITORY OF THE REPUBLIC OF MOLDOVA.

PROPOSAL #067: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND KAZROSGAZ LLP PURSUANT TO
WHICH KAZROSGAZ LLP WILL SELL AND OAO GAZPROM WILL
PURCHASE IN 2010 GAS IN AN AMOUNT OF NOT MORE THAN
1.2 BILLION CUBIC METERS FOR A MAXIMUM SUM OF 150
MILLION U.S. DOLLARS.

PROPOSAL #068: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND KAZROSGAZ LLP PURSUANT TO
WHICH IN 2010 OAO GAZPROM WILL PROVIDE SERVICES
RELATED TO THE TRANSPORTATION ACROSS THE TERRITORY OF
 THE RUSSIAN FEDERATION OF GAS OWNED BY KAZROSGAZ LLP.

PROPOSAL #069: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO BELTRANSGAZ PURSUANT TO
WHICH OAO GAZPROM WILL SELL AND OAO BELTRANSGAZ WILL
PURCHASE IN 2010 GAS IN AN AMOUNT OF NOT MORE THAN
22.1 BILLION CUBIC METERS FOR A MAXIMUM SUM OF 4.42
BILLION U.S. DOLLARS.

PROPOSAL #070: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT TO
WHICH OOO GAZPROMTRANS UNDERTAKES, USING IN-HOUSE
AND/OR OUTSIDE PERSONNEL AND RESOURCES, TO PERFORM IN
 ACCORDANCE WITH INSTRUCTIONS FROM OAO GAZPROM.

PROPOSAL #071: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST YUG
PURSUANT TO WHICH ZAO GAZPROM INVEST YUG UNDERTAKES,
USING IN-HOUSE AND/OR OUTSIDE PERSONNEL AND
RESOURCES, TO PERFORM IN ACCORDANCE WITH INSTRUCTIONS
 FROM OAO GAZPROM.

PROPOSAL #072: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST PURSUANT
TO WHICH ZAO YAMALGAZINVEST UNDERTAKES, USING IN-
HOUSE AND/OR OUTSIDE PERSONNEL AND RESOURCES, TO
PERFORM IN ACCORDANCE WITH INSTRUCTIONS FROM OAO

PROPOSAL #073: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM SPACE SYSTEMS
PURSUANT TO WHICH OAO GAZPROM SPACE SYSTEMS
UNDERTAKES, DURING THE PERIOD FROM JULY 1, 2009 TO
DECEMBER 31, 2010, IN ACCORDANCE WITH INSTRUCTIONS
FROM OAO GAZPROM.

PROPOSAL #074: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO YAMALGAZINVEST PURSUANT
TO WHICH ZAO YAMALGAZINVEST UNDERTAKES, DURING THE
PERIOD FROM JULY 1, 2009 TO DECEMBER 31, 2010, IN
ACCORDANCE WITH INSTRUCTIONS FROM OAO GAZPROM.

PROPOSAL #075: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZPROM NEFT ORENBURG
PURSUANT TO WHICH ZAO GAZPROM NEFT ORENBURG
UNDERTAKES, DURING THE PERIOD FROM JULY 1, 2009 TO
DECEMBER 31, 2010, IN ACCORDANCE WITH INSTRUCTIONS
FROM OAO GAZPROM.

PROPOSAL #076: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST YUG
PURSUANT TO WHICH ZAO GAZPROM INVEST YUG UNDERTAKES,
DURING THE PERIOD FROM JULY 1, 2009 TO DECEMBER 31,
2010, IN ACCORDANCE WITH INSTRUCTIONS FROM OAO

PROPOSAL #077: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OOO GAZPROMTRANS PURSUANT TO
WHICH OOO GAZPROMTRANS UNDERTAKES, DURING THE PERIOD
FROM JULY 1, 2009 TO DECEMBER 31, 2010, IN ACCORDANCE
 WITH INSTRUCTIONS FROM OAO GAZPROM.

PROPOSAL #078: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZTELECOM PURSUANT TO
WHICH ZAO GAZTELECOM UNDERTAKES, DURING THE PERIOD
FROM JULY 1, 2009 TO DECEMBER 31, 2010, IN ACCORDANCE
 WITH INSTRUCTIONS FROM OAO GAZPROM.

PROPOSAL #079: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO FEDERAL RESEARCH AND
PRODUCTION CENTER NEFTEGAZAEROCOSMOS PURSUANT TO
WHICH ZAO FEDERAL RESEARCH AND PRODUCTION CENTER
NEFTEGAZAEROCOSMOS UNDERTAKES, DURING THE PERIOD FROM
 JULY 1, 2009 TO DECEMBER 31, 2010.

PROPOSAL #080: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SOGAZ. ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #081: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH
OAO SOGAZ UNDERTAKES, IN THE EVENT THAT HARM IS
CAUSED TO THE LIFE, HEALTH OR PROPERTY OF OTHER
PERSONS OR TO THE ENVIRONMENT AS A RESULT OF AN
EMERGENCY OR INCIDENT THAT OCCURS, AMONGST OTHER

PROPOSAL #082: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH
OAO SOGAZ UNDERTAKES, IN THE EVENT THAT HARM IS
CAUSED TO THE LIFE OR HEALTH OF OAO GAZPROM'S
EMPLOYEES (INSURED PERSONS).

PROPOSAL #083: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH
OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES OF OAO
GAZPROM OR MEMBERS OF THEIR FAMILIES OR NON-WORKING
RETIRED FORMER EMPLOYEES OF OAO GAZPROM OR MEMBERS OF
 THEIR FAMILIES (INSURED PERSONS WHO ARE

PROPOSAL #084: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH
OAO SOGAZ UNDERTAKES, WHENEVER EMPLOYEES OF OAO
GAZPROM AVTOPREDPRIYATIE, A BRANCH OF OAO GAZPROM, OR
 MEMBERS OF THEIR FAMILIES OR NON-WORKING RETIRED
FORMER EMPLOYEES OF OAO GAZPROM AVTOPREDPRIYATIE.

PROPOSAL #085: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH
OAO SOGAZ UNDERTAKES, IN THE EVENT THAT OAO GAZPROM,
ACTING IN ITS CAPACITY AS CUSTOMS BROKER, INCURS
LIABILITY AS A RESULT OF ANY HARM HAVING BEEN CAUSED
TO THE PROPERTY OF THIRD PERSONS.

PROPOSAL #086: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH
OAO SOGAZ UNDERTAKES, WHENEVER HARM (DAMAGE OR
DESTRUCTION) IS CAUSED TO A TRANSPORTATION VEHICLE
OWNED BY OAO GAZPROM. ALL AS MORE FULLY DESCRIBED IN
THE PROXY STATEMENT.

PROPOSAL #087: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENT
BETWEEN OAO GAZPROM AND OAO SOGAZ PURSUANT TO WHICH
OAO SOGAZ UNDERTAKES, IN THE EVENT. ALL AS MORE FULLY
 DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #088: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO VOSTOKGAZPROM, OAO
GAZPROM PROMGAZ, OAO GAZPROMREGIONGAZ, OOO GAZPROM
EXPORT, OAO GAZPROM SPACE SYSTEMS, OOO GAZPROMTRANS,
OOO GAZPROM KOMPLEKTATSIYA, OAO LAZURNAYA, ZAO
GAZPROM NEFT ORENBURG, ZAO YAMALGAZINVEST, OAO
SALAVATNEFTEORGSINTEZ, DOAO TSENTRENERGOGAZ OF OAO
GAZPROM AND OAO TSENTRGAZ (THE CONTRACTORS).

PROPOSAL #089: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND DOAO TSENTRENERGOGAZ OF OAO
GAZPROM PURSUANT TO WHICH DOAO TSENTRENERGOGAZ OF OAO
 GAZPROM UNDERTAKES TO PERFORM DURING THE PERIOD FROM
 JULY 1, 2009 TO OCTOBER 30, 2010.

PROPOSAL #090: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZAVTOMATIKA OF OAO
GAZPROM PURSUANT TO WHICH OAO GAZAVTOMATIKA OF OAO
GAZPROM UNDERTAKES TO PERFORM DURING THE PERIOD FROM
JULY 1, 2009 TO JUNE 30, 2011.

PROPOSAL #091: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT
TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES TO PERFORM
RESEARCH WORK FOR DEVELOPMENT OF RECOMMENDATIONS
REGARDING THE DETERMINATION OF THE AMOUNTS OF
OVERHEAD EXPENSES AND ANTICIPATED PROFITS IN THE
CONSTRUCTION OF OAO GAZPROM'S WELLS, ALL AS MORE
FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #092: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
UNDERTAKES TO PERFORM RESEARCH WORK FOR DEVELOPMENT
OF PROGRAMS FOR THE RECONSTRUCTION AND TECHNOLOGICAL
UPGRADING OF THE GAS FACILITIES OF THE GAZPROM GROUP
FOR 2010, ALL AS MORE FULLY DESCRIBED IN THE PROXY

PROPOSAL #093: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
UNDERTAKES TO PERFORM RESEARCH WORK FOR DEVELOPMENT
OF A CONCEPT FOR UTILIZATION OF RENEWABLE ENERGY
SOURCES BY OAO GAZPROM ON THE BASIS OF AN ANALYSIS OF
 THE EXPERIENCE OF GLOBAL ENERGY COMPANIES IN THE
AREA OF DEVELOPMENT OF ALTERNATIVE POWER, ALL AS MORE
 FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #094: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
UNDERTAKES TO PERFORM RESEARCH WORK FOR DEVELOPMENT
OF REGULATORY AND TECHNICAL DOCUMENTATION RELATED TO
THE ORGANIZATION AND PERFORMANCE OF REPAIRS AT OAO
GAZPROM'S FACILITIES, ALL AS MORE FULLY DESCRIBED IN
THE PROXY STATEMENT.

PROPOSAL #095: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ
UNDERTAKES TO PERFORM RESEARCH WORK FOR IMPROVING THE
 REGULATORY AND METHODOLOGICAL FRAMEWORK FOR ENERGY
SAVING AT OAO GAZPROM'S FACILITIES, ALL AS MORE FULLY
 DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #096: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT
TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES TO PERFORM
RESEARCH WORK FOR DEVELOPMENT OF REGULATORY DOCUMENTS
 IN THE AREA OF THE ENERGY INDUSTRY, INCLUDING SEA-
BASED FACILITIES, ALL AS MORE FULLY DESCRIBED IN THE
PROXY STATEMENT.

PROPOSAL #097: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT
TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES TO PERFORM
RESEARCH WORK FOR DEVELOPMENT OF A SYSTEM OF MEDICAL,
 SANITARY AND PSYCHOLOGICAL SUPPORT FOR WORK AT THE
SHTOKMAN FIELD MAKING USE OF ROTATIONAL TEAM LABOR,
ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #098: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT
TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES TO PERFORM
RESEARCH WORK FOR ANALYTICAL STUDIES OF THE COST OF 1
 METER OF DRILLING PROGRESS AT OAO GAZPROM'S FIELDS
AND SITES, ALL AS MORE FULLY DESCRIBED IN THE PROXY
STATEMENT.

PROPOSAL #099: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND OAO GAZPROM PROMGAZ PURSUANT
TO WHICH OAO GAZPROM PROMGAZ UNDERTAKES TO PERFORM
RESEARCH WORK FOR ARRANGING FOR THE MONITORING OF
PRICES FOR ALL TYPES OF CAPITAL CONSTRUCTION
RESOURCES WITH REFERENCE TO AREAS OF CLUSTERED
CONSTRUCTION OF OAO GAZPROM'S FACILITIES, ALL AS MORE
 FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #100: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
OF OAO GAZPROM WITH OAO GAZPROM PROMGAZ AND OAO
GAZAVTOMATIKA OF OAO GAZPROM (THE CONTRACTORS), ALL
AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #101: APPROVE, IN ACCORDANCE WITH CHAPTER XI                      ISSUER          YES          FOR             AGAINST
 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES AND
CHAPTER IX OF THE CHARTER OF OAO GAZPROM: AGREEMENTS
BETWEEN OAO GAZPROM AND ZAO GAZPROM INVEST YUG, OOO
GAZPROMTRANS, ZAO GAZPROM ZARUBEZHNEFTEGAZ, OAO
GAZPROM PROMGAZ, OOO SEVERNEFTEGAZPROM, ZAO
YAMALGAZINVEST, ZAO GAZPROM NEFT ORENBURG, OOO
GAZPROM KOMPLEKTATSIYA, OAO VOSTOKGAZPROM, OAO
TOMSKGAZPROM, OAO TGK-1, OAO MOSENERGO, OOO GAZPROM
TSENTRREMONT, OAO TSENTRGAZ, OOO GAZPROM EXPORT, ALL
AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OBAYASHI CORPORATION
  TICKER:                N/A             CUSIP:     J59826107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OBIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J5946V107
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OC OERLIKON CORPORATION AG, PFAEFFIKON, FREIENBACH
  TICKER:                N/A             CUSIP:     H59187106
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: TO VOTE IN THE UPCOMING MEETING, YOUR                        ISSUER          YES          FOR             AGAINST
NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR AS
BENEFICIAL OWNER BEFORE THE RECORD DATE. PLEASE
ADVISE US NOW IF YOU INTEND TO VOTE. NOTE THAT THE
COMPANY REGISTRAR HAS DISCRETION OVER GRANTING VOTING
 RIGHTS. ONCE THE AGENDA IS AVAILABLE, A SECOND
NOTIFICATION WILL BE ISSUED REQUESTING YOUR VOTING

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OC OERLIKON CORPORATION AG, PFAEFFIKON, FREIENBACH
  TICKER:                N/A             CUSIP:     H59187106
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
accounts and accounts of the Group 2008

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance profit 2008

PROPOSAL #3.: Grant discharge of the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #4.1: Amend Article 3 Paragraph 2 of By-laws                      ISSUER          YES          FOR               FOR
 as specified

PROPOSAL #4.2: Amend Article 4 Paragraph 1 of By-laws                      ISSUER          YES          FOR               FOR
 as specified

PROPOSAL #4.3: Amend Article 4 Paragraph 2 of By-laws                      ISSUER          YES          FOR               FOR
 as specified

PROPOSAL #4.4: Amend Article 4 Paragraph 5 of By-laws                      ISSUER          YES          FOR               FOR
 as specified

PROPOSAL #4.5: Amend Article 6 of By-laws as specified                     ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Amend Article 7 Paragraph 3 of By-laws                      ISSUER          YES          FOR               FOR
 as specified

PROPOSAL #4.7: Amend Article 9 Paragraph 2 of By-laws                      ISSUER          YES          FOR               FOR
 as specified

PROPOSAL #4.8: Amend Article 10 Paragraph 2 of By-                         ISSUER          YES          FOR               FOR
laws as specified

PROPOSAL #4.9: Amend Article 11 Paragraph 1 of By-                         ISSUER          YES          FOR               FOR
laws as specified

PROPOSAL #4.10: Amend Article 11 Paragraph 2 of By-                        ISSUER          YES          FOR               FOR
laws as specified

PROPOSAL #4.11: Amend Article 13 Paragraph 2 and 3 of                      ISSUER          YES          FOR               FOR
 By-laws as specified

PROPOSAL #4.12: Amend Article 15 Paragraph 2 and                           ISSUER          YES          FOR               FOR
Article 18 paragraph 3 of By-laws as specified

PROPOSAL #4.13: Amend Article 15 Paragraph 3 of By-                        ISSUER          YES          FOR               FOR
laws as specified

PROPOSAL #4.14: Amend Article 16 of By-laws as                             ISSUER          YES          FOR               FOR
specified

PROPOSAL #4.15: Amend Article 17 Paragraph 3 of By-                        ISSUER          YES          FOR               FOR
laws as specified

PROPOSAL #4.16: Amend the Article 19 of By-laws as                         ISSUER          YES          FOR               FOR
specified

PROPOSAL #4.17: Approve the renumbering, as specified                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Messrs. Vladimir Kuznetsov, Kurt                       ISSUER          YES        AGAINST           AGAINST
J. Hausheer, Dr. Urs A. Meyer, Carl Stadelhofer and
Hans Ziegler to the Board of Directors for an
additional term of 1 year

PROPOSAL #6.: Elect KPMG Ag, Zurich, as the Auditors                       ISSUER          YES          FOR               FOR
for a period of 1 year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ODAKYU ELECTRIC RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J59568139
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS-AG (VER
  TICKER:                N/A             CUSIP:     A5528H103
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the                              ISSUER          NO           N/A               N/A
financial statements and the consolidated financial
statements 2007 including the group annual report and
 the management report as well as the report of the
Supervisory Board

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          NO           N/A               N/A
balance sheet profits

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          NO           N/A               N/A
Managing Board and the Supervisory Board for fiscal
2008

PROPOSAL #4.: Appoint the Auditor of annual accounts                       ISSUER          NO           N/A               N/A
for fiscal 2009

PROPOSAL #5.: Authorize the Managing Board pursuant                        ISSUER          NO           N/A               N/A
to Section 65 subs. 1 No. 8 of the Austrian Stock
Corporation Act (AktG) for the duration of 30 months,
 effective from the day of the adoption of the
resolution, to acquire own shares representing up to
a maximum of 10% of the capital stock

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OGX PETROLEO E GAS PARTICIPACOES SA, BRAZIL
  TICKER:                N/A             CUSIP:     P7356Y103
  MEETING DATE:          1/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the issuance of options for the                      ISSUER          YES        AGAINST           AGAINST
 shares of the Company in favor of the Members of the
 Board of Directors

PROPOSAL #II.: Amend the address of the Company's                          ISSUER          YES          FOR               FOR
Corporate Headquarters, with the consequent amendment
 of Article 2 of its Corporate Bylaws

PROPOSAL #III.: Elect a Member to the Board of                             ISSUER          YES          FOR               FOR
Directors of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OGX PETROLEO E GAS PARTICIPACOES SA, RIO DE JANEIR
  TICKER:                N/A             CUSIP:     P7356Y103
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR
relating to the FY that ended on 31 DEC 2008

PROPOSAL #2.: Approve the destination of the YE                            ISSUER          YES          FOR               FOR
results of 2008 and the distribution of dividends

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL & NATURAL GAS CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y64606117
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to accept financial statements                       ISSUER          YES          FOR               FOR
and Statutory reports

PROPOSAL #2.: Approve to confirm interim dividend of                       ISSUER          YES          FOR               FOR
INR 18.00 per share and the final dividend of INR
14.00 per share

PROPOSAL #3.: Re-appoint Mr. R. K. Pachauri as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint Mr. B. H. Dholakia as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-appoint Mr. P. K. Choudhury as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-appoint Mr. V. P. Singh as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Authorize the Board to fix remuneration                      ISSUER          YES          FOR               FOR
 of Auditors

PROPOSAL #8.: Appoint D. K. Sarraf as a Director                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL CO LUKOIL
  TICKER:                N/A             CUSIP:     677862104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 annual report of Oao                        ISSUER          YES          FOR               FOR
Lukoil and the annual financial statements, including
 income statements [profit and loss accounts] of the
Company, and also distribution of profits [including
through the payment (declaration) of dividends] and
losses of the Company on the basis of annual results
and determination of the size, date, form and
procedure of payment of dividends

PROPOSAL #2.1: Elect Mr. Vagit Yu. Alekperov as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.2: Elect Mr. Igor V. Belikov as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Elect Mr. Viktor V. Blazheev as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.4: Elect Mr. Donald E. Wallette (Jr.) as                       ISSUER          YES        AGAINST           AGAINST
a Director

PROPOSAL #2.5: Elect Mr. Valery I. Grayfer as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.6: Elect Mr. German O. Gref as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Elect Mr. Igor S. Ivanov as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Elect Mr. Ravil U. Maganov as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #2.9: Elect Mr. Richard H. Matzke as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.10: Elect Mr. Sergei A. Mikhailov as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.11: Elect Mr. Nikolai A. Tsvetkov as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #2.12: Elect Mr. Alexander N. Shokhin as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.1: Elect Mr. Lyubov Ivanova as a Member                        ISSUER          YES          FOR               FOR
to the Audit Commission

PROPOSAL #3.2: Elect Mr. Pavel Kondratyev as a Member                      ISSUER          YES          FOR               FOR
 to the Audit Commission

PROPOSAL #3.3: Elect Mr. Vladimir Nikitenko as a                           ISSUER          YES          FOR               FOR
Member to the Audit Commission

PROPOSAL #4.1: Approve the disbursement of                                 ISSUER          YES          FOR               FOR
remuneration to the Directors and the Members of the
Audit Commission

PROPOSAL #4.2: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Directors and the Members of the Audit Commission at
levels approved at 26 JUN 2008, AGM

PROPOSAL #5.: Ratify Zao KPMG as the Auditor                               ISSUER          YES          FOR               FOR

PROPOSAL #6.: Amend the regulations on the procedure                       ISSUER          YES          FOR               FOR
for preparing and holding the general shareholders
meeting of Oao Lukoil

PROPOSAL #7.: Approve the interested-party transaction                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL CO LUKOIL
  TICKER:                LUKOY           CUSIP:     677862104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE 2008 ANNUAL REPORT OF                         ISSUER          YES          FOR               FOR
OAO LUKOIL AND THE ANNUAL FINANCIAL STATEMENTS,
INCLUDING INCOME STATEMENTS (PROFIT AND LOSS
ACCOUNTS) OF THE COMPANY, AND ALSO DISTRIBUTION OF
PROFITS (INCLUDING THROUGH THE PAYMENT (DECLARATION)
OF DIVIDENDS) AND LOSSES OF THE COMPANY ON THE BASIS
OF ANNUAL RESULTS. DETERMINATION OF THE SIZE, DATE,
FORM AND PROCEDURE OF PAYMENT OF DIVIDENDS.

PROPOSAL #2A: ELECTION OF DIRECTOR: ALEKPEROV, VAGIT                       ISSUER          YES        AGAINST           AGAINST
YUSUFOVICH

PROPOSAL #2B: ELECTION OF DIRECTOR: BELIKOV, IGOR                          ISSUER          YES          FOR               FOR
VYACHESLAVOVICH

PROPOSAL #2C: ELECTION OF DIRECTOR: BLAZHEEV, VIKTOR                       ISSUER          YES        AGAINST           AGAINST
VLADIMIROVICH

PROPOSAL #2D: ELECTION OF DIRECTOR: WALLETTE (JR.),                        ISSUER          YES        AGAINST           AGAINST
DONALD EVERT

PROPOSAL #2E: ELECTION OF DIRECTOR: GRAYFER, VALERY                        ISSUER          YES        AGAINST           AGAINST
ISAAKOVICH

PROPOSAL #2F: ELECTION OF DIRECTOR: GREF, HERMAN                           ISSUER          YES        AGAINST           AGAINST
OSKAROVICH

PROPOSAL #2G: ELECTION OF DIRECTOR: IVANOV, IGOR                           ISSUER          YES        AGAINST           AGAINST
SERGEEVICH

PROPOSAL #2H: ELECTION OF DIRECTOR: MAGANOV, RAVIL                         ISSUER          YES        AGAINST           AGAINST
ULFATOVICH

PROPOSAL #2I: ELECTION OF DIRECTOR: MATZKE, RICHARD                        ISSUER          YES        AGAINST           AGAINST
HERMAN

PROPOSAL #2J: ELECTION OF DIRECTOR: MIKHAILOV, SERGEI                      ISSUER          YES          FOR               FOR
 ANATOLIEVICH

PROPOSAL #2K: ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI                      ISSUER          YES        AGAINST           AGAINST
 ALEXANDROVICH

PROPOSAL #2L: ELECTION OF DIRECTOR: SHOKHIN,                               ISSUER          YES          FOR               FOR
ALEXANDER NIKOLAEVICH

PROPOSAL #3A: TO ELECT THE AUDIT COMMISSION FROM THE                       ISSUER          YES          FOR               FOR
LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
 OF OAO LUKOIL ON 4 FEBRUARY 2009 (MINUTES N2 4):
IVANOVA, LYUBOV GAVRILOVNA.

PROPOSAL #3B: TO ELECT THE AUDIT COMMISSION FROM THE                       ISSUER          YES          FOR               FOR
LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
 OF OAO LUKOIL ON 4 FEBRUARY, 2009 (MINUTES N2 4):
KONDRATIEV, PAVEL GENNADIEVICH

PROPOSAL #3C: TO ELECT THE AUDIT COMMISSION FROM THE                       ISSUER          YES          FOR               FOR
LIST OF CANDIDATES APPROVED BY THE BOARD OF DIRECTORS
 OF OAO LUKOIL ON 4 FEBRUARY, 2009 (MINUTES N2 4):
NIKITENKO, VLADIMIR NIKOLAEVICH

PROPOSAL #4A: TO PAY REMUNERATION AND REIMBURSE                            ISSUER          YES          FOR               FOR
EXPENSES TO MEMBERS OF THE BOARD OF DIRECTORS AND THE
 AUDIT COMMISSION OF OAO LUKOIL ACCORDING TO
APPENDIX HERETO.

PROPOSAL #4B: TO DEEM IT APPROPRIATE TO RETAIN THE                         ISSUER          YES          FOR               FOR
AMOUNTS OF REMUNERATION FOR MEMBERS OF THE BOARD OF
DIRECTORS AND THE AUDIT COMMISSION OF THE COMPANY
ESTABLISHED BY DECISION OF THE ANNUAL GENERAL
SHAREHOLDERS MEETING OF OAO LUKOIL OF 26 JUNE 2008
(MINUTES NO. 1).

PROPOSAL #05: TO APPROVE THE INDEPENDENT AUDITOR OF                        ISSUER          YES          FOR               FOR
OAO LUKOIL - CLOSED JOINT STOCK COMPANY KPMG.

PROPOSAL #06: TO APPROVE AMENDMENTS TO THE                                 ISSUER          YES          FOR               FOR
REGULATIONS ON THE PROCEDURE FOR PREPARING AND
HOLDING THE GENERAL SHAREHOLDERS MEETING OF OAO
LUKOIL, PURSUANT TO THE APPENDIX HERETO.

PROPOSAL #07: TO APPROVE AN INTERESTED-PARTY                               ISSUER          YES          FOR               FOR
TRANSACTION - POLICY (CONTRACT) ON INSURING THE
LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS
BETWEEN OAO LUKOIL AND OAO KAPITAL STRAKHOVANIE, ON
THE TERMS AND CONDITIONS INDICATED IN THE APPENDIX
HERETO.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL REFINERIES LTD
  TICKER:                N/A             CUSIP:     M7521B106
  MEETING DATE:          8/13/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the transaction with Israel                          ISSUER          YES          FOR               FOR
Petrochemical Enterprises Limited, which is regarded
as an Interested Party, by which, on completion of
the transaction: Petrochemical will sell to the
Company, 50% of Carmel Ulpinim [following which the
Company will own 100% of Carmel Ulpinim] in
consideration for the issue to Petrochemical of
shares of the Company, which following the issue will
 constitute 20.53% of the undiluted share capital of
the Company; the Company will sell to Petrochemical
3,741,680 shares of Petrochemical [12.9% of
Petrochemical] in consideration for USD 40 million;
the Company will distribute between its shareholders
a first dividend to USD 60 million followed by a
resolutions to distribute a second dividend of USD
100 million; the shares to be issued to Petrochemical
 will participate in the second dividend

PROPOSAL #2.: Approve to increase the registered                           ISSUER          YES          FOR               FOR
share capital of the Company by NIS 1 billion

PROPOSAL #3.: Amend the Articles of the Company so as                      ISSUER          YES        AGAINST           AGAINST
 confer upon the Board [instead of general meeting]
the authority to approve distribution of dividends

PROPOSAL #4.: Amend the Articles so as revoke the                          ISSUER          YES          FOR               FOR
prohibition of the purchase of the shares of the
Company by a Subsidiary or Controlled Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL REFINERIES LTD
  TICKER:                N/A             CUSIP:     M7521B106
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Re-appoint Mr. Yossi Rosen as a                             ISSUER          YES          FOR               FOR
Company Director

PROPOSAL #1.2: Re-appoint Mr. Avisar Paz as a Company                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.3: Re-appoint Mr. Ran Croll as a Company                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.4: Re-appoint Ms. Nehama Ronen as a                            ISSUER          YES          FOR               FOR
Company Director

PROPOSAL #1.5: Re-appoint Mr. Ory Slonim as a Company                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.6: Re-appoint Mr. Uzi Natanel as a                             ISSUER          YES          FOR               FOR
Company Director

PROPOSAL #2.: Re-appoint the auditing firm KPMG                            ISSUER          YES          FOR               FOR
Somekh Chaikin as the Company's Auditors up to the
date of the next AGM and authorize the Company's
Board of Directors to determine the above Auditors'

PROPOSAL #3.: Approve the deletion of Article 98 of                        ISSUER          YES          FOR               FOR
the Company's Articles

PROPOSAL #4.: Amend the Company's Articles [excluding                      ISSUER          YES          FOR               FOR
 the resolution regarding the deleting of Article 98
mentioned in Resolution 3 of the agenda]

PROPOSAL #5.: Amend the Company's Memorandum of                            ISSUER          YES          FOR               FOR
Association by replacing Clause 2 to the Memorandum
as specified

PROPOSAL #6.: Approve the discussion of the Company's                      ISSUER          YES          FOR               FOR
 financial statements, the Board of Directors'
report, and the Company's periodic report for 2007,
including a report of the Board of Directors on the
Auditor's fees for 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OIL SEARCH LTD
  TICKER:                N/A             CUSIP:     Y64695110
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the balance sheet and profit                         ISSUER          YES          FOR               FOR
and loss account of the Company and the group
accounts of the Company and its subsidiaries,
together with the Director's and the Auditor's
reports thereon, for the YE 31 DEC 2008

PROPOSAL #2.: Elect Mr. Fraser Ainsworth as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Clause 15.3[b] of the Company's Constitution

PROPOSAL #3.: Elect Mr. Tim Warren as a Director of                        ISSUER          YES          FOR               FOR
the Company, who retires in accordance with Clause
15.3[b] of the Company's Constitution

PROPOSAL #4.: Appoint Deloitte ToucheTohmatsu as an                        ISSUER          YES          FOR               FOR
Auditor and authorize the Directors to fix the fees
and expenses of the Auditor

PROPOSAL #S1: Approve the issue of 258,900                                 ISSUER          YES          FOR               FOR
performance rights to the Managing Director, Mr.
Peter Botten, pursuant to rules and terms of issue of
 the Performance Rights Plan

PROPOSAL #S2: Approve the issue of 46,000 performance                      ISSUER          YES          FOR               FOR
 rights to the Executive Director, Mr. Gerea Aopi,
pursuant to rules and terms of issue of the
Performance Rights Plan

PROPOSAL #S3: Approve the issue of 165,873 restricted                      ISSUER          YES          FOR               FOR
 shares to the Managing Director, Mr. Peter Botten,
pursuant to the restricted shares plan by way of a
mandatory deferral of 50% of the Managing Directors
short term incentive in respect of the 2008 year

PROPOSAL #S4: Approve the issue of 26,732 restricted                       ISSUER          YES          FOR               FOR
shares to the Managing Director, Mr. Gerea Aopi,
pursuant to the restricted shares plan by way of a
mandatory deferral of 50% of the Executive Directors
short term incentive in respect of the 2008 year

PROPOSAL #S5: Approve to increase by AUD 450,000 to                        ISSUER          YES          FOR               FOR
AUD 1,950,000 the maximum aggregate amount that may
be paid to Non Executive Directors by way of fees in
any calendar year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJI PAPER CO.,LTD.
  TICKER:                N/A             CUSIP:     J6031N109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

PROPOSAL #5.: Approve Continuance of the Policy                            ISSUER          YES        AGAINST           AGAINST
Regarding Large-scale Purchases of the Company's

PROPOSAL #6.: Shareholders' Proposals: Dismissal of a                      ISSUER          YES        AGAINST             FOR
 Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC MMC NORILSK NICKEL
  TICKER:                N/A             CUSIP:     46626D108
  MEETING DATE:          12/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: To terminate pre-term the powers of the                       ISSUER          YES          FOR               FOR
Board of Directors of OJSC MMC Norilsk Nickel.

PROPOSAL #2.1: Elect Guerman R. Aliev as Director.                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Elect Dmitry O. Afanasyev as Director.                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.3: Elect Sergey L. Batekhin as Director.                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Elect Tye Winston Burt as Director.                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.5: Elect Andrey E. Bougrov as Director.                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Elect Alexander S. Bulygin as Director.                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Elect Alexander S. Voloshin as                              ISSUER          YES        AGAINST           AGAINST
Director.
PROPOSAL #2.8: Elect James Goodwin as Director.                            ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Elect Guy de Selliers de Moranville as                      ISSUER          YES        AGAINST           AGAINST
 Director.

PROPOSAL #2.10: Elect Luca Cordero di Montezemolo as                       ISSUER          YES        AGAINST           AGAINST
Director.

PROPOSAL #2.11: Elect Andrey A. Klishas as Director.                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.12: Elect Valery A. Matvienko as Director.                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.13: Elect Bradford Allan Mills as                              ISSUER          YES          FOR               FOR
Director.
PROPOSAL #2.14: Elect Ardavan Moshiri as Director.                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.15: Elect Alexander Polevoy as Director.                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.16: Elect Mikhail D. Prokhorov as                              ISSUER          YES        AGAINST           AGAINST
Director.
PROPOSAL #2.17: Elect Maxim M. Sokov as Director.                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.18: Elect Vladislav A. Soloviev as                             ISSUER          YES        AGAINST           AGAINST
Director.

PROPOSAL #2.19: Elect Vladimir I. Strzhalkovsky as                         ISSUER          YES        AGAINST           AGAINST
Director.

PROPOSAL #2.20: Elect Sergey V. Chemazov as Director.                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.21: Elect Anton V. Cherny as Director.                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.22: Elect John Gerard Holden as Director.                      ISSUER          YES          FOR               FOR

PROPOSAL #2.23: Elect Heinz C. Schimmelbusch as                            ISSUER          YES        AGAINST           AGAINST
Director.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC OC ROSNEFT
  TICKER:                N/A             CUSIP:     67812M207
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company annual report                            ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Company annual accounting                        ISSUER          YES          FOR               FOR
statements, including profit and loss statements
[profit and loss accounts]

PROPOSAL #3.: Approve the distribution of the Company                      ISSUER          YES          FOR               FOR
 profits based on the results of the year 2008

PROPOSAL #4.: Approve the amounts, timing, and form                        ISSUER          YES          FOR               FOR
of payment of dividends in accordance with the
results of the year 2008

PROPOSAL #5.: Approve the remuneration and                                 ISSUER          YES          FOR               FOR
reimbursement of expenses for Members of the Board of
 Directors of the Company

PROPOSAL #6.1: Elect Mr. Bogdanov Vladimir                                 ISSUER          YES        AGAINST           AGAINST
Leonidovich as a Member of the Board of Director of

PROPOSAL #6.2: Elect Mr. Bogdanchikov Sergey                               ISSUER          YES        AGAINST           AGAINST
Mikhailovich as a Member of the Board of Director of
the Company

PROPOSAL #6.3: Elect Mr. Kostin Andrey Leonidovich as                      ISSUER          YES          FOR               FOR
 a Member of the Board of Director of the Company

PROPOSAL #6.4: Elect Mr. Nekipelov Alexander                               ISSUER          YES          FOR               FOR
Dmitrievich as a Member of the Board of Director of
the Company

PROPOSAL #6.5: Elect Mr. Petrov Youriy Alexandrovich                       ISSUER          YES        AGAINST           AGAINST
as a Member of the Board of Director of the Company

PROPOSAL #6.6: Elect Mr. Reous Andrey Georgievich as                       ISSUER          YES        AGAINST           AGAINST
a Member of the Board of Director of the Company

PROPOSAL #6.7: Elect Mr. Rudloff Hans-Joerg as a                           ISSUER          YES          FOR               FOR
Member of the Board of Director of the Company

PROPOSAL #6.8: Elect Mr. Sechin Igor Ivanovich as a                        ISSUER          YES        AGAINST           AGAINST
Member of the Board of Director of the Company

PROPOSAL #6.9: Elect Mr. Tokarev Nikolay Petrovich as                      ISSUER          YES        AGAINST           AGAINST
 a Member of the Board of Director of the Company

PROPOSAL #7.1: Elect Mr. Kobzev Andrey Nikolaevich as                      ISSUER          YES          FOR               FOR
 a Members of the Internal Audit Commission of the
Company

PROPOSAL #7.2: Elect Mr. Korovkina Irina Feodorovna                        ISSUER          YES          FOR               FOR
as a Member of the Internal Audit Commission of the
Company

PROPOSAL #7.3: Elect Mr. Ozerov Sergey Mikhailovich                        ISSUER          YES          FOR               FOR
as a Member of the Internal Audit Commission of the
Company

PROPOSAL #7.4: Elect Mr. Fisenko Tatiana Vladimirovna                      ISSUER          YES          FOR               FOR
 as a Member of the Internal Audit Commission of the
Company

PROPOSAL #7.5: Elect Mr. Yugov Alexander Sergeevich                        ISSUER          YES          FOR               FOR
as a Member of the Internal Audit Commission of the
Company

PROPOSAL #8.: Approve the External Auditor of the                          ISSUER          YES          FOR               FOR
Company

PROPOSAL #9.: Approve the revised edition of the                           ISSUER          YES        AGAINST           AGAINST
Company Charter

PROPOSAL #10.: Approve the revised edition of the                          ISSUER          YES        AGAINST           AGAINST
regulation on General Shareholders Meeting of the
Company

PROPOSAL #11.: Approve the revised edition of the                          ISSUER          YES        AGAINST           AGAINST
regulation on the Board of Directors of the Company

PROPOSAL #12.: Approve the revised edition of the                          ISSUER          YES          FOR               FOR
regulation on Collective Executive Body [Management
Board] of the Company

PROPOSAL #13.: Approve the revised edition of the                          ISSUER          YES        AGAINST           AGAINST
regulation on Single Executive Body [President] of
the Company

PROPOSAL #14.: Approve the revised edition of the                          ISSUER          YES          FOR               FOR
regulation on Internal Audit Commission of the Company

PROPOSAL #15.1a: Approve, the providing by OOO RN-                         ISSUER          YES          FOR               FOR
Yuganskneftegas of the services to the Company on
production at oil and gas fields, the licenses for
development thereof held by the Company: production
of oil in the quantity of 66,619.0 thousand tons and
production of associated gas in the quantity of
4,125.0 million cubic meters for the overall maximum
amount of 97,140,972.6 thousand roubles and on
transfer of produced resources of hydrocarbons to the
 Company for further distribution

PROPOSAL #15.1b: Approve the sales of oil products by                      ISSUER          YES          FOR               FOR
 the Company in the quantity of 1,650.2 thousand tons
 for the overall maximum amount of 61,238,347.8
thousand roubles to OOO RN-Vostoknefteproduct

PROPOSAL #15.1c: Approve, the providing by OJSC AK                         ISSUER          YES          FOR               FOR
Transneft the services to the Company on
transportation of crude oil by long-distance
pipelines in the quantity of 115,000.0 thousand tons
for a fee not exceeding the overall maximum amount of
 140,000,000.0 thousand roubles in the year 2010

PROPOSAL #15.1d: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the General Agreement with OJSC VBRR on the
general terms and conditions of deposit transactions
and transactions within this General Agreement on
deposit by the Company of its cash funds in roubles,
and/or in USA dollars, and/or in EURO at accounts
with OJSC VBRR for the maximum amount of
306,000,000.0 thousand roubles at the specified terms
 and conditions: term 'from one day to one year;
interest rate: for roubles 'no less than Mosibor for
the respective term minus 20%; for USA dollars 'no
less than Libor [USA dollars] for the respective term
 minus 10%; for EURO 'no less than Libor [EURO] for

PROPOSAL #15.1e: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the General Agreement with OJSC Bank VTB on
general terms and conditions of deposit transactions
and transactions within this General Agreement on
deposit by the Company of its cash funds in roubles,
and/or in USA dollars, and/or in EURO at accounts
with OJSC Bank VTB for the maximum amount of
493,000,000.0 thousand roubles at the specified terms
 and conditions: term from one day to one year;
interest rate: for roubles no less than Mosibor for
the respective term minus 20%; for USA dollars no
less than Libor [USA dollars] for the respective term
 minus 10%; for EURO no less than Libor [EURO] for

PROPOSAL #15.1f: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the General Agreement with OJSC VBRR on general
terms and conditions of foreign currency exchange
transactions and transactions within this General
Agreement on purchase and sales of foreign currency
[forex transactions] with the following currency
pairs: USA dollar/rouble, EURO/rouble, EURO/USA
dollar for the overall maximum amount of
238,000,000.0 thousand roubles at the following
exchange rates: for transactions with the USA
dollar/rouble pair no less than weighted average rate
 at MICEX as at the day of settlements minus 0.7
roubles, for transactions with the EURO/rouble pair
no less than weighted average rate at MICEX as at the
 day of settlements minus 0.8 roubles, for
transactions with the EURO/USA dollar pair no less
than weighted average rate at MICEX as at the day of

PROPOSAL #15.1g: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the General Agreement with OJSC Bank VTB on
general terms and conditions of foreign currency
exchange transactions with the use of Reuter Dealing
/ BS-Client systems and transactions within this
General Agreement on sales and purchase of foreign
currency [forex transactions] with the following
currency pairs: USA dollar/rouble, EURO/rouble,
EURO/USA dollar for the overall maximum amount of
578,000,000.0 thousand roubles at the following
exchange rates: for transactions with the USA
dollar/rouble pair no less than weighted average rate
 at MICEX as at the day of settlements minus 0.7
roubles, for transactions with the EURO/rouble pair
no less than weighted average rate at MICEX as at the
 day of settlements minus 0.8 roubles, for
transactions with the EURO/USA dollar pair no less
than weighted average rate at MICEX as at the day of

PROPOSAL #15.1h: Approve the execution by the Company                      ISSUER          YES          FOR               FOR
 of the Agreement with OJSC Bank VTB on procedure for
 execution of credit transactions with the use of
Reuter Dealing system and also on performing
transactions within this Agreement on receiving by
the Company of loans from OJSC Bank VTB in roubles,
and/or in USA dollars, and/or in EURO for the overall
 maximum amount of 216,000,000.0 thousand roubles at
the following terms and conditions: term: up to 30
days; interest rate: for roubles no higher than
Mosibor for the respective term plus 20%; for USA
dollars no higher than Libor for the respective term
plus 10%; for EURO no higher than Libor for the
respective term plus 5%

PROPOSAL #15.2: Approve the execution of Oil Delivery                      ISSUER          YES          FOR               FOR
 Agreement between Rosneft and Transneft [the
Delivery Agreement] as a related party transaction,
whereby Rosneft shall provide delivery of crude oil
to Transneft

PROPOSAL #16.: Approve the major transaction                               ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC POLYUS GOLD
  TICKER:                OPYGY           CUSIP:     678129107
  MEETING DATE:          11/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I: REMUNERATION AND REIMBURSEMENT OF                             ISSUER          YES          FOR             AGAINST
EXPENSES OF INDEPENDENT DIRECTORS-MEMBERS OF THE
BOARD OF DIRECTORS TO: 1) DETERMINE THAT MEMBERS OF
OJSC POLYUS GOLD BOARD OF DIRECTORS V.N. BRAIKO AND
ROBERT BUCHAN SHALL BE PAID REMUNERATION IN THE
AMOUNT OF 937,500 PER QUARTER EACH. 2) RESOLVE THAT
SHOULD AN INDEPENDENT DIRECTOR BE ELECTED CHAIRMAN OF
 THE AUDIT COMMITTEE OR STAFF.

PROPOSAL #II: TO APPROVE PARTICIPATION OF OJSC POLYUS                      ISSUER          YES          FOR               FOR
 GOLD IN THE NON-PROFIT ORGANIZATION-ALL-RUSSIA
INTERSECTORAL ASSOCIATION OF EMPLOYERS PRODUCERS OF
NICKEL AND PRECIOUS METALS BY JOINING IT AS A MEMBER.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC POLYUS GOLD
  TICKER:                N/A             CUSIP:     678129107
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 annual report of OJSC                       ISSUER          YES          FOR               FOR
Polyus Gold, the 2008 RAS financial statements of
OJSC Polyus Gold, including profit and loss statement

PROPOSAL #2.: Approve the distribution of profits and                      ISSUER          YES          FOR               FOR
 losses of OJSC Polyus Gold for 2008, including
dividend payment on shares in OJSC Polyus Gold for

PROPOSAL #3.1: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Anton Averin as a
Director

PROPOSAL #3.2: Elect Mr. Robert Buchan as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Elect Ms. Valery N. Braiko as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.4: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Pavel S. Grachev as
 a Director

PROPOSAL #3.5: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Eduard V. Eremyan
as a Director

PROPOSAL #3.6: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Ms. Marianna A.
Zakharova as a Director

PROPOSAL #3.7: Elect Mr. Evgeny I. Ivanov as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #3.8: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Andrey V. Lebedev
as a Director

PROPOSAL #3.9: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Oleg Yu. Lipatov as
 a Director

PROPOSAL #3.10: Elect Mr. Lord Patrick Gillford as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.11: PLEASE NOTE THAT THIS IS A                                 ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Alexander I.
Mosionzhik as a Director

PROPOSAL #3.12: Elect Mr. Mikhail D. Prokhorov as a                        ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.13: PLEASE NOTE THAT THIS IS A                                 ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Andrey M. Rodionov
as a Director

PROPOSAL #3.14: PLEASE NOTE THAT THIS IS A                                 ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Alexander Yu.
Romanov as a Director

PROPOSAL #3.15: Elect Ms. Valeriy V. Rudakov as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.16: PLEASE NOTE THAT THIS IS A                                 ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Ms. Zumrud H. Rustamova
 as a Director

PROPOSAL #3.17: Elect Ms. Ekaterina M. Salnikova as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #3.18: PLEASE NOTE THAT THIS IS A                                 ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Ms. Valery V. Senko as
a Director

PROPOSAL #3.19: PLEASE NOTE THAT THIS IS A                                 ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Maxim V. Finskiy as
 a Director

PROPOSAL #3.20: PLEASE NOTE THAT THIS IS A                                 ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Anton V. Cherny as
a Director

PROPOSAL #3.21: PLEASE NOTE THAT THIS IS A                                 ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: elect Mr. Christophe Francois
 Charlier as a Director

PROPOSAL #4.1: Elect Mr. Andrey A. Zaitsev as a                            ISSUER          YES          FOR               FOR
Member of Audit Commission

PROPOSAL #4.2: Elect Mr. Mikhail Yu. Zatsepin as a                         ISSUER          YES          FOR               FOR
Member of Audit Commission

PROPOSAL #4.3: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS' PROPOSAL: elect Mr. Dmitry A. Mayorov
as a Member of Audit Commission

PROPOSAL #4.4: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES                          AGAINST
SHAREHOLDERS' PROPOSAL: elect Mr. Georgiy E. Svanidze
 as a Member of Audit Commission

PROPOSAL #4.5: Elect Ms. Olga Yu. Rompel as a Member                       ISSUER          YES                          AGAINST
of Audit Commission

PROPOSAL #4.6: Elect Mr. Oleg E. Cherney as a Member                       ISSUER          YES          FOR               FOR
of Audit Commission

PROPOSAL #4.7: Elect Mr. Alexey S. Shaimardanov as a                       ISSUER          YES          FOR               FOR
Member of Audit Commission

PROPOSAL #5.: Approve LLC Rosexpertiza as the                              ISSUER          YES          FOR               FOR
Company's RAS Auditor of OJSC Polyus Gold for 2009

PROPOSAL #6.: Approve to determine the value                               ISSUER          YES          FOR               FOR
[insurance premium] of liability insurance for the
Members of the Board of Directors of OJSC Polyus Gold
 with a total limit of liability not exceeding USD
50,000,000 in the amount not exceeding USD 300,000

PROPOSAL #7.: Approve the Directors' and Officers'                         ISSUER          YES          FOR               FOR
liability insurance for the Members of the Board of
Directors of OJSC Polyus Gold, being a related party
transaction with all the Members of the Board of
Director as beneficiary parties with a Russian
Insurance Company for a term of 1 year, with a total
limit of liability not exceeding USD 50,000,000 and
insurance premium not exceeding USD 300,000

PROPOSAL #8.: Approve the remuneration and                                 ISSUER          YES          FOR               FOR
reimbursement of expenses of the Members of the Board
 of Directors of OJSC Polyus Gold, as specified

PROPOSAL #9.: Approve the participation of OJSC                            ISSUER          YES          FOR               FOR
Polyus Gold in the non-profit organization All Russia
 Intersectoral Association of Employers Producers of
Nickel and Precious Metals by joining it as a Member

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC POLYUS GOLD
  TICKER:                OPYGY           CUSIP:     678129107
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE 2008 ANNUAL REPORT OF                         ISSUER          YES          FOR               FOR
OJSC POLYUS GOLD, THE 2008 RAS FINANCIAL STATEMENTS
OF OJSC POLYUS GOLD, INCLUDING PROFIT AND LOSS

PROPOSAL #02: DISTRIBUTION OF PROFITS AND LOSSES OF                        ISSUER          YES          FOR               FOR
OJSC POLYUS GOLD FOR 2008, INCLUDING DIVIDEND PAYMENT
 ON SHARES IN OJSC POLYUS GOLD FOR 2008: NOT TO
DECLARE DIVIDEND ON SHARES IN OJSC POLYUS GOLD UPON
THE 2008 COMPANY'S FINANCIAL RESULTS.

PROPOSAL #3A: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: ANTON B. AVERIN

PROPOSAL #3B: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES          FOR               FOR
DIRECTOR OF OJSC POLYUS GOLD: ROBERT BUCHAN

PROPOSAL #3C: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES          FOR               FOR
DIRECTOR OF OJSC POLYUS GOLD: VALERY N. BRAIKO

PROPOSAL #3D: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: PAVEL S. GRACHEV

PROPOSAL #3E: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: EDUARD V. EREMYAN

PROPOSAL #3F: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: MARIANNA A. ZAKHAROVA

PROPOSAL #3G: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: EVGENY I. IVANOV

PROPOSAL #3H: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: ANDREY V. LEBEDEV

PROPOSAL #3I: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: OLEG YU. LIPATOV

PROPOSAL #3J: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: LORD PATRICK GILLFORD

PROPOSAL #3K: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: ALEXANDER I. MOSIONZHIK

PROPOSAL #3L: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: MIKHAIL D. PROKHOROV

PROPOSAL #3M: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: ANDREY M. RODIONOV

PROPOSAL #3N: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: ALEXANDER YU. ROMANOV

PROPOSAL #3O: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: VALERIY V. RUDAKOV

PROPOSAL #3P: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: ZUMRUD H. RUSTAMOVA

PROPOSAL #3Q: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: EKATERINA M. SALNIKOVA

PROPOSAL #3R: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: VALERY V. SENKO

PROPOSAL #3S: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: MAXIM V. FINSKIY

PROPOSAL #3T: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: ANTON V. CHERNY

PROPOSAL #3U: TO ELECT THE MEMBER OF BOARD OF                              ISSUER          YES        AGAINST           AGAINST
DIRECTOR OF OJSC POLYUS GOLD: CHRISTOPHE FRANCOIS

PROPOSAL #4A: TO ELECT AS MEMBER OF THE AUDIT                              ISSUER          YES          FOR             AGAINST
COMMISSION OF OJSC POLYUS GOLD: ANDREY A. ZAITSEV -
HEAD OF PLANNING AND BUDGETING DEPARTMENT, CJSC POLYUS

PROPOSAL #4B: TO ELECT AS MEMBER OF THE AUDIT                              ISSUER          YES          FOR             AGAINST
COMMISSION OF OJSC POLYUS GOLD: MIKHAIL YU. ZATSEPIN
- HEAD OF INVESTMENT PLANNING AND ANALYSIS
DEPARTMENT, CJSC POLYUS

PROPOSAL #4C: TO ELECT AS MEMBER OF THE AUDIT                              ISSUER          YES          FOR             AGAINST
COMMISSION OF OJSC POLYUS GOLD: DMITRY A. MAYOROV -
LEAD SPECIALIST OF PLANNING AND BUDGET CONTROL
DEPARTMENT, CJSC POLYUS

PROPOSAL #4D: TO ELECT AS MEMBER OF THE AUDIT                              ISSUER          YES        AGAINST           AGAINST
COMMISSION OF OJSC POLYUS GOLD: GEORGIY E. SVANIDZE -
 DEPUTY DIRECTOR FOR FINANCE, LLC INTEGRATED
FINANCIAL SYSTEMS

PROPOSAL #4E: TO ELECT AS MEMBER OF THE AUDIT                              ISSUER          YES        AGAINST           AGAINST
COMMISSION OF OJSC POLYUS GOLD: OLGA YU. ROMPEL -
ADVISER, CJSC POLYUS

PROPOSAL #4F: TO ELECT AS MEMBER OF THE AUDIT                              ISSUER          YES          FOR             AGAINST
COMMISSION OF OJSC POLYUS GOLD: OLEG E. CHERNEY -
HEAD OF DOCUMENTARY OPERATIONS UNIT OF FINANCE
DEPARTMENTS OF CJSC POLYUS

PROPOSAL #4G: TO ELECT AS MEMBER OF THE AUDIT                              ISSUER          YES          FOR             AGAINST
COMMISSION OF OJSC POLYUS GOLD: ALEXEY S.
SHAIMARDANOV - DIRECTOR FOR INTERNATIONAL REPORTING,
CJSC POLYUS

PROPOSAL #05: TO APPROVE LLC ROSEXPERTIZA AS THE                           ISSUER          YES          FOR               FOR
COMPANY'S RAS AUDITOR FOR 2009.

PROPOSAL #06: TO DETERMINE THE VALUE (INSURANCE                            ISSUER          YES          FOR               FOR
PREMIUM) OF LIABILITY INSURANCE FOR MEMBERS OF THE
BOARD OF DIRECTORS OF OJSC POLYUS GOLD WITH A TOTAL
LIMIT OF LIABILITY NOT EXCEEDING US$ 50,000,000 IN
THE AMOUNT NOT EXCEEDING US$ 300,000.

PROPOSAL #07: TO APPROVE THE DIRECTORS' AND OFFICERS'                      ISSUER          YES          FOR               FOR
 LIABILITY INSURANCE POLICY FOR MEMBERS OF THE BOARD
OF DIRECTORS OF OJSC POLYUS GOLD, BEING A RELATED
PARTY TRANSACTION WITH ALL MEMBERS OF THE BOARD OF
DIRECTORS AS BENEFICIARY PARTIES, WITH A RUSSIAN
INSURANCE COMPANY FOR A TERM OF ONE YEAR, WITH A
TOTAL LIMIT OF LIABILITY NOT EXCEEDING US$ 50,000,000
 AND INSURANCE PREMIUM NOT EXCEEDING US$ 300,000.

PROPOSAL #08: REMUNERATION AND REIMBURSEMENT OF                            ISSUER          YES          FOR               FOR
EXPENSES OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
OJSC POLYUS GOLD. 1) TO DETERMINE THAT VELERY N.
BRAIKO, LORD PATRICK GILLFORD AND ROBERT BUCHAN, ARE
ENTITLED TO REMUNERATION IN AMOUNT OF 4,940,000
RUBLES EACH, 2) TO DETERMINE THAT MEMBERS OF OJSC
POLYUS GOLD BOARD WHO WILL BE RECOGNIZED AS
INDEPENDENT BY COMPANY'S BOARD IN ACCORDANCE WITH
REQUIREMENTS OF PARAGRAPH 6.2.8. OF COMPANY'S
CHARTER, 3) TO RESOLVE THAT SHOULD AN INDEPENDENT
DIRECTOR BE ELECTED CHAIRMAN OF AUDIT COMMITTEE OR
STAFF AND REMUNERATION COMMITTEE.

PROPOSAL #09: TO APPROVE PARTICIPATION OF OJSC POLYUS                      ISSUER          YES          FOR               FOR
 GOLD IN THE NON-PROFIT ORGANIZATION - ALL-RUSSIA
INTERSECTORAL ASSOCIATION OF EMPLOYERS PRODUCERS OF
NICKEL AND PRECIOUS METALS BY JOINING IT AS A MEMBER.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC SURGUTNEFTEGAS
  TICKER:                SGTZY           CUSIP:     868861204
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE OJSC SURGUTNEFTEGAS ANNUAL                        ISSUER          YES          FOR             AGAINST
REPORT FOR 2008.

PROPOSAL #02: TO APPROVE ANNUAL ACCOUNTING STATEMENTS                      ISSUER          YES          FOR             AGAINST
 OF OJSC SURGUTNEFTEGAS, INCLUDING PROFIT AND LOSS
STATEMENT FOR 2008.

PROPOSAL #03: TO APPROVE THE DISTRIBUTION OF PROFIT                        ISSUER          YES          FOR             AGAINST
(LOSS) OF OJSC SURGUTNEFTEGAS FOR 2008. TO DECLARE
DIVIDEND PAYMENT FOR 2008: FOR A PREFERRED SHARE OF
OJSC SURGUTNEFTEGAS - 1.326 RUBLES, FOR AN ORDINARY
SHARE OF OJSC SURGUTNEFTEGAS - 0.6 RUBLES: DIVIDEND
PAYMENT SHALL BE CARRIED OUT IN ACCORDANCE WITH THE
PROCEDURE RECOMMENDED BY THE BOARD OF DIRECTORS. THE
DATE WHEN DIVIDEND PAYMENT IS COMMENCED IS JULY 01,
2009. THE DATE WHEN DIVIDEND PAYMENT IS TERMINATED IS
 AUGUST 26, 2009.

PROPOSAL #5A: TO ELECT TO THE AUDITING COMMITTEE OF                        ISSUER          YES          FOR             AGAINST
OJSC SURGUTNEFTEGAS: KOMAROVA VALENTINA PANTELEEVNA

PROPOSAL #5B: TO ELECT TO THE AUDITING COMMITTEE OF                        ISSUER          YES          FOR             AGAINST
OJSC SURGUTNEFTEGAS: OLEYNIK TAMARA FEDOROVNA

PROPOSAL #5C: TO ELECT TO THE AUDITING COMMITTEE OF                        ISSUER          YES          FOR             AGAINST
OJSC SURGUTNEFTEGAS: POZDNYAKOVA VERA ALEKSANDROVNA

PROPOSAL #06: TO APPROVE LIMITED LIABILITY COMPANY                         ISSUER          YES          FOR             AGAINST
ROSEKSPERTIZA AS THE AUDITOR OF OJSC SURGUTNEFTEGAS
FOR 2009.

PROPOSAL #07: TO APPROVE TRANSACTIONS WHICH MAY BE                         ISSUER          YES        AGAINST           AGAINST
CONDUCTED IN THE FUTURE BETWEEN OJSC SURGUTNEFTEGAS
AND ITS AFFILIATED PARTIES IN THE COURSE OF GENERAL
BUSINESS ACTIVITY OF OJSC SURGUTNEFTEGAS, PROVIDED
THAT THE ABOVE-MENTIONED TRANSACTIONS COMPLY WITH THE
 FOLLOWING REQUIREMENTS: THE TRANSACTION IS AIMED AT
PERFORMING THE TYPES OF ACTIVITIES STIPULATED BY THE
CHARTER OF OJSC SURGUTNEFTEGAS, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OJSC SURGUTNEFTEGAS
  TICKER:                SGTZY           CUSIP:     868861204
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #4A: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
ANANIEV SERGEI ALEKSEEVICH

PROPOSAL #4B: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
BOGDANOV VLADIMIR LEONIDOVICH

PROPOSAL #4C: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
BULANOV ALEXANDER NIKOLAEVICH

PROPOSAL #4D: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
GORBUNOV IGOR NIKOLAEVICH

PROPOSAL #4E: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
DRUCHININ VLADISLAV EGOROVICH

PROPOSAL #4F: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
EGOROV OLEG YURIEVICH

PROPOSAL #4G: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
EROKHIN VLADIMIR PETROVICH

PROPOSAL #4H: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
MATVEEV NIKOLAI IVANOVICH

PROPOSAL #4I: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
MEDVEDEV NIKOLAI YAKOVLEVICH

PROPOSAL #4J: TO ELECT TO THE BOARD OF DIRECTORS:                          ISSUER          YES          FOR             AGAINST
REZYAPOV ALEXANDER FILIPPOVICH

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OKASAN SECURITIES GROUP INC.
  TICKER:                N/A             CUSIP:     J60600111
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OKI ELECTRIC INDUSTRY COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J60772100
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OKUMA CORPORATION
  TICKER:                N/A             CUSIP:     J60966116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLAM INTERNATIONAL LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y6421B106
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report                      ISSUER          YES          FOR               FOR
 and the audited accounts of the Company for the YE
30 JUN 2008 together with the Auditors' report thereon

PROPOSAL #2.: Declare a first and final dividend of                        ISSUER          YES          FOR               FOR
2.5 cents per share tax exempt (one-tier) for the YE
30 JUN 2008

PROPOSAL #3.: Re-elect Mr. Narain Girdhar Chanrai as                       ISSUER          YES          FOR               FOR
a Director of the Company, who retires pursuant to
Article 107 of the Articles of Association of the
Company

PROPOSAL #4.: Re-elect Mr. Sunny George Verghese as a                      ISSUER          YES          FOR               FOR
 Director of the Company, who retires pursuant to
Article 107 of the Articles of Association of the
Company

PROPOSAL #5.: Re-elect Mr. Michael Lim Choo San as a                       ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to
Article 107 of the Articles of Association of the
Company

PROPOSAL #6.: Appoint Mr. Jean-Paul Pinard as a                            ISSUER          YES          FOR               FOR
Director to fill the vacancy arising from the
retirement of Mr. Peter Francis Amour

PROPOSAL #7.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 775,000.00 for the YE 30 JUN 2008

PROPOSAL #8.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of up to SGD 896,500.00 for the FYE 30 JUN 2009

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young LLP as                      ISSUER          YES          FOR               FOR
 the Auditors of the Company and authorize the
Directors of the Company to fix their remuneration

PROPOSAL #10.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies
Act, Chapter 50 and Rule 806 of the Listing Manual of
 the Singapore Exchange Securities Trading Limited,
to issue shares in the Company [shares] whether by
way of rights, bonus or otherwise; and/or make or
grant offers, agreements or options [collectively,
'Instruments'] that might or would require shares to
be issued, including but not limited to the creation
and issue of [as well as adjustments to] options,
warrants, debentures or other instruments convertible
 into shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and [notwithstanding the authority
conferred by this Resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
Resolution was in force, provided that the aggregate
number of shares [including shares to be issued in
accordance with the terms of convertible securities
issued, made or granted pursuant to this Resolution]
to be issued pursuant to this Resolution shall not
exceed 50% of the issued shares in the capital of the
 Company at the time of the passing of this
Resolution, of which the aggregate number of shares
and convertible securities to be issued other than on
 a pro rata basis to all shareholders of the Company
shall not exceed 20% of the issued shares in the
capital of the Company; [Authority expires at the
earlier of the conclusion of the Company's next AGM
or the date by which the next AGM of the Company is
required by law to be held] or in the case of shares
to be issued in accordance with the terms of
convertible securities issued, made or granted
pursuant to this Resolution, until the issuance of
such shares in accordance with the terms of such

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to offer and grant options under the Olam Employee
Share Option Scheme [''the Scheme''] and to allot and
 issue shares in the capital of the Company to all
the holders of options granted by the Company under
the Scheme, whether granted during the subsistence of
 this authority or otherwise, upon the exercise of
such options and in accordance with the terms and
conditions of the Scheme, provided always that the
aggregate number of additional ordinary shares to be
allotted and issued pursuant to the Scheme shall not
exceed 15% of the issued shares in the capital of the
 Company from time to time; [Authority expires at the
 earlier of the conclusion of the Company's next AGM
or the date by which the next AGM of the Company is
required by law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLAM INTERNATIONAL LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y6421B106
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt and approve, the proposed                              ISSUER          YES        AGAINST           AGAINST
amendments to the Rules of the Olam Employee Share
Option Scheme adopted by the Company on 04 JAN 2005
[ESOS Rules] as specified; authorize the Directors to
 offer and grant options in accordance with the
provisions of the ESOS Rules amended in accordance
with this resolution [modified ESOS Rules] and to
allot and issue from time to time such number of
shares in the capital of the Company as may be
required to be issued pursuant to the exercise of
options under the modified ESOS Rules; and authorize
the Directors of the Company and/or any of them to
complete and do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider necessary, expedient,
incidental to or in the interests of the Company to
give effect to the transactions contemplated and/or
authorized by this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLAM INTERNATIONAL LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y6421B106
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors or any of them                       ISSUER          YES          FOR               FOR
to: a) allot and issue an aggregate of 273,459,000
subscription shares by way of a private placement to
the Investors at an issue price of SGD 1.60 per
subscription share, pursuant to the terms and subject
 to the conditions of the Subscription Agreement [the
 Proposed Subscription]; and b) complete and do all
such acts and things, including without limitation,
to execute all such documents and to approve any
amendments, alteration or modification to any
documents as they may consider necessary, desirable
or expedient to give full effect to the Proposed
Subscription and this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLD MUTUAL PLC, LONDON
  TICKER:                N/A             CUSIP:     G67395106
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report and the                         ISSUER          YES          FOR               FOR
accounts for the YE 31 DEC 2008

PROPOSAL #2.i: Elect Mr. Philip A.J. Broadley as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.ii: Re-elect Mr. Rudy Bogni as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.iii: Re-elect Mr. Reuel J. Khoza as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.iv: Re-elect Mr. Julian V.F. Roberts as a                      ISSUER          YES        AGAINST           AGAINST
 Director

PROPOSAL #3.: Re-appoint KPMG Audit plc as the                             ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #4.: Authorize the Group Audit and Risk                           ISSUER          YES          FOR               FOR
Committee to fix the remuneration of the Auditors

PROPOSAL #5.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #6.: Grant authority to issue of equity or                        ISSUER          YES          FOR               FOR
equity-linked securities with pre-emptive rights up
to aggregate nominal amount of GBP 52,767,000

PROPOSAL #S.7: Grant authority to issue of equity or                       ISSUER          YES          FOR               FOR
equity-linked securities without pre-emptive rights
up to aggregate nominal amount of GBP 26,383,000

PROPOSAL #S.8: Grant authority to market repurchase                        ISSUER          YES          FOR               FOR
527,670,000 ordinary shares

PROPOSAL #S.9: Approve the contingent purchase                             ISSUER          YES          FOR               FOR
contracts relating to purchases of the shares on the
JSE Limited and on the Malawi, Namibian and Zimbabwe
Stock Exchanges

PROPOSAL #S.10: Approve that a general meeting other                       ISSUER          YES          FOR               FOR
than an AGM may be called on not less than 14 clear
days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OLYMPUS CORPORATION
  TICKER:                N/A             CUSIP:     J61240107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Reduction of Legal Capital Surplus and                       ISSUER          YES          FOR               FOR
Appropriation of Surplus

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint Accounting Auditors                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Renewal of Countermeasures to Large-                         ISSUER          YES        AGAINST           AGAINST
Scale Acquisitions of Olympus Corporation Shares
(Takeover Defense Measures)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OMRON CORPORATION
  TICKER:                N/A             CUSIP:     J61374120
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OMV AG, WIEN
  TICKER:                N/A             CUSIP:     A51460110
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive the annual statement of                           ISSUER          NO           N/A               N/A
accounts for Company and Corporate Group INCL report
of Board of Directors and Supervisory Board

PROPOSAL #2.: Approve the appropriation of net profits                     ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the share repurchase and resale                      ISSUER          NO           N/A               N/A

PROPOSAL #4.: Amend the Company capital,                                   ISSUER          NO           N/A               N/A
authorization on issue of convertible bonds,
exemption of options, creation of limited capital,
and the Company Charter due Paragraph 3 as specified

PROPOSAL #5.: Amend the Company Charter Paragraph                          ISSUER          NO           N/A               N/A
4.2., 9.1., 13.9. and 26

PROPOSAL #6.: Elect the Auditors for the FY 2009                           ISSUER          NO           N/A               N/A

PROPOSAL #7.: Approve the activities undertaken by                         ISSUER          NO           N/A               N/A
Board of Directors and the Supervisory Board

PROPOSAL #8.: Approve the remuneration of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #9.: Elect the Supervisory Board                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ONESTEEL LTD
  TICKER:                N/A             CUSIP:     Q7134W113
  MEETING DATE:          11/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the                         ISSUER          NO           N/A               N/A
Directors' report for the YE 30 JUN 2008, together
with the Auditor's report to the Members of the

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #3.A: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. C.R. Galbraith as a
Director

PROPOSAL #3.B: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. P.G. Nankervis as a
Director

PROPOSAL #3.C: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. D.A. Pritchard as a
Director

PROPOSAL #3.D: Re-elect, in accordance with Rule 9 of                      ISSUER          YES          FOR               FOR
 the Company's Constitution, Mr. P.J. Smedley as a
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ONO PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J61546115
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Reduce Term
of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ONWARD HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J30728109
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Determination of Amounts of                                  ISSUER          YES          FOR               FOR
Remuneration for Directors by Stock Acquisition
Rights as Stock Compensation-Type Stock Options and

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORACLE CORPORATION JAPAN
  TICKER:                N/A             CUSIP:     J6165M109
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Change Company's                           ISSUER          YES          FOR               FOR
Location to Minato-ku, Reduce Board Size to 10,
Eliminate Auditors' Board, Establish Appointing
Committee, Adopt an Executive Officer System, Specify
 Executive Officers' Board Size to 6, Adopt Reduction
 of Liability System for Executive Officers, Allow
Compensation Committee to Authorize Directors'
Compensation Scheme, Allow Board to Appoint Members
of Appointing Committe, Auditing Committee, and
Compensation Committee, etc.

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plans, and to Authorize Use of Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORASCOM CONSTR INDS S A E
  TICKER:                N/A             CUSIP:     68554N106
  MEETING DATE:          8/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve a deferred cash dividend                             ISSUER          NO           N/A               N/A
distribution of USD 1.00 per share based on the
audited financial statements for the FYE 31 DEC 2007

PROPOSAL #2.: Approve the appointment of new Board                         ISSUER          NO           N/A               N/A
Members

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORASCOM CONSTR INDS S A E
  TICKER:                N/A             CUSIP:     68554N106
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors' report                       ISSUER          NO           N/A               N/A
on the activities and on the standalone
unconsolidated financial statements of the Parent
Company [Orascom Construction Industries S.A.E.] for

PROPOSAL #2.: Approve the Auditor's report on the                          ISSUER          NO           N/A               N/A
standalone unconsolidated financial statements of the
 Parent Company for the FYE 31 DEC 2008

PROPOSAL #3.: Approve the standalone financial                             ISSUER          NO           N/A               N/A
statements of the Parent Company for the FYE 31 DEC
2008

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
distribute up to the entire amount of retained
earnings as at 31 DEC 2008 through interm and YE
distributions at its discretion

PROPOSAL #5.: Approve the decisions taken by the                           ISSUER          NO           N/A               N/A
Board of Directors during the FYE 31 DEC 2008 and
release the Directors from associated responsibility

PROPOSAL #6.: Approve to release the Members of the                        ISSUER          NO           N/A               N/A
Board of Directors from associated responsibility
during the FYE 31 DEC 2009

PROPOSAL #7.: Approve the equivalent of USD 50,000                         ISSUER          NO           N/A               N/A
for each Independent Executive on the Board of
Directors is proposed, Executive Directors to waive
their Board remuneration fees

PROPOSAL #8.: Approve that the shareholders are                            ISSUER          NO           N/A               N/A
requested to delegate the negotiation of the Auditors
 fees for the FYE 31 DEC 2009 to be the Board of
Directors Audit Committee comprised of Non-Executive
Directors; the fees will be capped at EGP 415,000

PROPOSAL #9.: Approve the charitable donations made                        ISSUER          NO           N/A               N/A
by the Company during the FYE 31 DEC 2008 and
authorize the Board of Directors to make charitable
donations during the FY ending 31 December 2009 in
excess of EGP 1,000 and a ceiling for such donations
of EGP 10 million

PROPOSAL #10.: Appoint Mr. Nassef Sawiris' as the                          ISSUER          NO           N/A               N/A
Chairman of the Company and Mr. Onsi Sawiris' as a
Member of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORASCOM CONSTR INDS S A E
  TICKER:                N/A             CUSIP:     68554N106
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the resolution of the Board of                       ISSUER          NO           N/A               N/A
Directors of the Company dated 15, MAR 2009 regarding
 the proposed split of the Company's Global
Depository Receipts [GDRs] including the 144A and Reg
 S GDRs, to reduce the ratio of ordinary shares to
GDRs from the current ratio of 2:1 to become 1:1
through a 100% GDR split

PROPOSAL #2.: Approve the resolution of the Board of                       ISSUER          NO           N/A               N/A
Directors of the Company dated 15 MAR 2009 regarding
the reduction of the issued share capital of the
Company by cancelling all shares held in treasury.
Total shares held in treasury amount to 7,852,253.1
Consequently, Articles 6 & 7 of the Company's Bylaws
will be amended to reflect the aforementioned capital
 reduction

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORASCOM TELECOM S A E
  TICKER:                N/A             CUSIP:     68554W205
  MEETING DATE:          8/6/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to reduce the share capital of                       ISSUER          NO           N/A               N/A
the Company (by way of cancellation of treasury
shares) and the consequent amendment of the Articles
6 and 7, of the Company statutes, where pertains to
the Company's share capital

PROPOSAL #2.: Amend Article 20, of the Company                             ISSUER          NO           N/A               N/A
statutes, which pertains to the appointment of
alternate Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORASCOM TELECOM S A E
  TICKER:                N/A             CUSIP:     68554W205
  MEETING DATE:          6/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify and approve the Board of                              ISSUER          NO           N/A               N/A
Director's report on the Company's activity during
the FYE 31 DEC 2008

PROPOSAL #2.: Approve the financial statements of the                      ISSUER          NO           N/A               N/A
 FYE 31 DEC 2008 and ratification of the general
balance-sheet and the profits and loss accounts of
the FYE 31 DEC 2008

PROPOSAL #3.: Ratify the Auditor's report of the FYE                       ISSUER          NO           N/A               N/A
31 DEC 2008

PROPOSAL #4.: Approve the distribution of profits of                       ISSUER          NO           N/A               N/A
the FYE 31 DEC 2008

PROPOSAL #5.: Grant Discharge to the Chairman and the                      ISSUER          NO           N/A               N/A
 Board Members regarding the FYE 31 DEC 2008

PROPOSAL #6.: Approve the specification of the BM's                        ISSUER          NO           N/A               N/A
compensation and allowances regarding the FYE 31 DEC
2009

PROPOSAL #7.: Appoint the Company's Auditor during                         ISSUER          NO           N/A               N/A
the YE 31 DEC 2009, and determining his annual
professional fees

PROPOSAL #8.: Authorize the Board of Director to                           ISSUER          NO           N/A               N/A
conclude related parties agreements with subsidiaries
 and affiliates

PROPOSAL #9.: Authorize the Board of Director to                           ISSUER          NO           N/A               N/A
conclude loans and mortgages and to issue securities
for lenders regarding the Company and its
subsidiaries and affiliates

PROPOSAL #10.: Approve the recognition of the                              ISSUER          NO           N/A               N/A
donations made during the FY 2008, and authorization
of the Board of Director to make donations during the
 FY 2009

PROPOSAL #11.: Approve the amendments introduced to                        ISSUER          NO           N/A               N/A
the Board of Directors constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORGANIZACION SORIANA SAB DE CV
  TICKER:                N/A             CUSIP:     P8728U167
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the report from the Chief                            ISSUER          YES          FOR               FOR
Executive Officer, including the Financial Statements
 and opinion of the outside Auditor of the Company
relating to the 2008 FY, in Accordance with that
which is established by the Securities Market Law,
and after taking Cognizance of the report and the
opinion of the Board of Directors concerning the
report from the Chief Executive Officer, the report
from the Audit and Corporate Practices Committee, the
 report on the main Accounting and Information
Policies and criteria and the report on the review of
 the Tax situation of the Company

PROPOSAL #II.: Approve the report on the Activities                        ISSUER          YES          FOR               FOR
in which the Board of Directors intervened

PROPOSAL #III.: Elect the Board of Directors and                           ISSUER          YES          FOR               FOR
Members of Committees, and determination of
Compensation

PROPOSAL #IV.: Approve the subjects related to the                         ISSUER          YES          FOR               FOR
updating of the revolving, short and Long-Term Bond
Certificates Program for a total authorized amount of
 MXN 15,000,000,000.00 with a charge against the

PROPOSAL #V.A: Approve the allocation of profits                           ISSUER          YES          FOR               FOR

PROPOSAL #V.B: Approve the maximum amount of funds                         ISSUER          YES          FOR               FOR
that may be allocated for the purchase of own Shares

PROPOSAL #VI.: Approve to grant powers in favor of                         ISSUER          YES        AGAINST           AGAINST
Indeval Institucion Para El Deposito De Valores S.A.
De C.V.

PROPOSAL #VII.: Approve to grant powers to the                             ISSUER          YES          FOR               FOR
Employees of the Company

PROPOSAL #VIII.: Approve the designation of Special                        ISSUER          YES          FOR               FOR
delegates

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORGANIZACION SORIANA SAB DE CV
  TICKER:                N/A             CUSIP:     P8728U167
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Amend the Article 4 of the corporate                         ISSUER          YES        AGAINST           AGAINST
Bylaws of the Company

PROPOSAL #II.: Approve the designation of special                          ISSUER          YES          FOR               FOR
delegates

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORICA LTD
  TICKER:                N/A             CUSIP:     Q7160T109
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report,                                ISSUER          NO           N/A               N/A
Directors' report and Auditor's report for the YE 30

PROPOSAL #2.1: Re-elect Mr. Michael Beckett as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 58.1 of the Company's Constitution

PROPOSAL #2.2: Re-elect Mr. Peter Kirby as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 58.1 of the Company's Constitution

PROPOSAL #2.3: Re-elect Mr. Noel Meehan as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 58.1 of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORIENT OVERSEAS INTL LTD
  TICKER:                N/A             CUSIP:     G67749153
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements                       ISSUER          YES          FOR               FOR
and the reports of the Directors and the Auditor for
the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.A: Re-elect Mr. Chang Tsann Rong Ernest                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.B: Re-elect Mr. Chow Philip Yiu Wah as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Cheng Wai Sun Edward as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #4.: Authorize the Board of Directors to fix                      ISSUER          YES          FOR               FOR
 the Directors' remuneration

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor and authorize the Board of Directors to
fix their remuneration

PROPOSAL #6.A: Authorize the Directors to allot,                           ISSUER          YES        AGAINST           AGAINST
issue and otherwise deal with the shares [as
specified] or additional shares of the Company and to
 make, issue or grant offers, agreements, options or
warrants which will or might require the exercise of
such mandate either during or after the relevant
period, otherwise than pursuant to a right issue,
bonus issue, issue of scrip dividends or the exercise
 of rights of subscription or conversion under the
terms of any shares, bonds, warrants or other
securities carrying a right to subscribe for or
purchase shares of the Company issued by the Company
or a subsidiary or whose issue is authorized on or
prior to the date this resolution is passed not
exceeding 20% of the aggregate nominal amount of the
share capital of the Company in issue as at the date
of passing of this resolution

PROPOSAL #6.B: Authorize the Directors to purchase                         ISSUER          YES          FOR               FOR
the shares [as specified] during the relevant period,
 to purchase the shares, provided however that the
aggregate nominal amount of such shares, or [as the
case may be], conversion, subscription or purchase
rights attaching to the respective securities, to be
purchased shall not exceed 10% of the aggregate
nominal amount of the shares, or [as the case may be]
 conversion, subscription or purchase rights
attaching to those securities, in issue as at the
date of passing of this resolution; [Authority
expires the earlier of conclusion of the next AGM of
the Company or the expiration of the period within
which the next AGM of the Company is required by
Bermuda laws or the Bye-laws of the Company to be

PROPOSAL #6.C: Approve to extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors to allot Shares pursuant to
the resolution as specified in Resolution 6.A by the
addition thereto of an amount representing the
aggregate nominal amount of the share capital of the
Company purchased, or that share capital which would
fall to be subscribed or purchased pursuant to the
conversion, subscription or purchase rights attaching
 to any other securities purchased, by the Company
pursuant to the authority granted by the resolution
specified in Resolution 6.B, provided that such
amount shall not exceed 10% of the aggregate nominal
amount of the shares, or [as the case may be]
conversion, subscription or purchase rights attaching
 to those securities, in issue as at the date of
passing of this resolution

PROPOSAL #S.7: Amend the existing Bye-laws 78(2) and                       ISSUER          YES          FOR               FOR
84A of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORIENTAL BANK OF COMMERCE
  TICKER:                N/A             CUSIP:     Y6495G114
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet of                       ISSUER          YES          FOR               FOR
the Bank as on 31 MAR 2009, profit and loss account
of the Bank for the YE 31 MAR 2009, the report of the
 Board of Directors on the working and activities of
the bank for the period covered by the accounts and
the Auditor's report on the balance sheet and accounts

PROPOSAL #2.: Declare a divided on equity shares for                       ISSUER          YES          FOR               FOR
the FY 2008-2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORIENTAL LAND CO.,LTD.
  TICKER:                N/A             CUSIP:     J6174U100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORIENTAL UNION CHEMICAL CORP
  TICKER:                N/A             CUSIP:     Y6563B104
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To repot the 2008 business operations                       ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 financial statements                     ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1 per share

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsements and guarantee

PROPOSAL #B.5: Elect the Directors and the Supervisors                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #B.6: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORIGIN ENERGY LTD
  TICKER:                N/A             CUSIP:     Q71610101
  MEETING DATE:          10/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of the                      ISSUER          NO           N/A               N/A
 Company and the entities it controlled during the
year for the YE 30 JUN 2008 and the reports of the
Directors and the Auditors thereon

PROPOSAL #2.: Adopt the remuneration report of the                         ISSUER          YES          FOR               FOR
Company and the entities it controlled during the
year for the YE 30 JUN 2008

PROPOSAL #3.a: Re-elect Mr. Bruce G Beeren as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.b: Re-elect Mr. H Kevin McCann as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Approve to increase the maximum sum of                       ISSUER          YES          FOR               FOR
fees payable to the Non Executive Directors of the
Company and its unlisted subsidiaries by AUD 600,000
to AUD 2,200,000 per annum

PROPOSAL #S.5: Approve to renew the proportional                           ISSUER          YES          FOR               FOR
takeover provisions contained in Article 64 of the
constitution for a period of 3 years from the date of
 the meeting convened by this notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORIX CORPORATION
  TICKER:                N/A             CUSIP:     J61933123
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORKLA ASA, OSLO
  TICKER:                N/A             CUSIP:     R67787102
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements for                         ISSUER          YES          FOR               FOR
2008 for Orkla ASA and the Orkla Group and the annual
 report of the Board of Directors, including approval
 of a share dividend for 2008 of NOK 2.25 per share,
except for shares owned by the Group

PROPOSAL #2.: Amend the Articles of Association as                         ISSUER          YES          FOR               FOR
specified

PROPOSAL #3.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
permit the Company to acquire shares in Orkla ASA
with a nominal value of up to NOK 125,000,000 divided
 between a maximum of 100,000,000 shares, provided
that the Company's holding of Orkla ASA shares does
not exceed 10% of shares outstanding at any given
time the amount that may be paid per share shall be
no less than NOK 25 and no more than NOK 120; the
Board of Directors shall have a free hand with
respect to the methods of acquisition and disposal of
 Orkla ASA shares; [Authority shall apply from 25 APR
 2008 until the date of the AGM in 2010]

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
increase share capital through the subscription of
new shares with an aggregate nominal value of up to
NOK 90,000,000, divided between a maximum of
72,000,000 shares, each with a nominal value of NOK
1.25; this authorization may be used for one or more
share issues; the Board of Directors may decide to
deviate from the pre-emptive right of shareholders to
 subscribe for shares pursuant to section 10-4 of the
 Public Limited Liability Companies Act; the Board of
 Directors may decide that payment for the shares
shall be effected in assets other than cash, or the
right to subject the company to special obligations
pursuant to section 10-2 of the Public Limited
Liability Companies Act; if payment is made in assets
 other than cash, the Board may decide that such
assets shall be transferred to a subsidiary in return
 for a corresponding settlement between the
subsidiary and Orkla ASA; the authorization also
applies to decisions to merge pursuant to section 13-
5 of the Public Limited Liability Companies Act;
[Authority shall apply from 24 APR 2009 until the

PROPOSAL #5.1: Approve Orkla's terms and conditions                        ISSUER          YES          FOR               FOR
policy, and Board of Directors' statement of
guidelines for the pay and other remuneration of
Executive Management

PROPOSAL #5.2: Approve the Board of Directors'                             ISSUER          YES          FOR               FOR
guidelines for the remuneration of the Executive
Management for the coming FY

PROPOSAL #5.3: Approve the guidelines for share-                           ISSUER          YES        AGAINST           AGAINST
related incentive arrangements for the coming FY

PROPOSAL #6.: Re-elect Messrs. J. Andersen, I.                             ISSUER          YES        AGAINST           AGAINST
Kreutzer, K. Brundtland , R. Bjerke, K. Houg, N-H
Pettersson, G. Waersted, L. Windfeldt, A. Gudefin, O.
 Svarva, D. Mejdell, M. Blystad and N. Selte as the
Board Members and elect Mr. T. Venold as a new Member
 of the Corporate Assembly; and elect 6 Deputy Members

PROPOSAL #7.: Elect Mr. Knut Brundtland and Nils-                          ISSUER          YES          FOR               FOR
Henrik Pettersson as the Members of Nominating
Committee

PROPOSAL #8.: Elect Mr. Knut Brundtland as the                             ISSUER          YES          FOR               FOR
Chairman of Nominating Committee

PROPOSAL #9.: Approve the Auditor's remuneration                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORMAT INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     M7571Y105
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, in accordance with an                               ISSUER          YES          FOR               FOR
agreement between the Company and Mr. Yuval
Brunitsky, a Member of the controlling holders
family, entered into in FEB 2005 by General Meeting,
Mr. Brunitsky supplies the Company with services in
connection with development and integration of
software exclusive to the Company; the 2005 agreement
 authorized up to 5,000 hours on the basis of USD 80
per hour; to date the hours invested amount to 4,400
and it is estimated that an additional 3,000 hours
are required to complete the project; the meeting is
requested to approve the additional hours with no

PROPOSAL #2.: Amend the D&O indemnity undertakings so                      ISSUER          YES          FOR               FOR
 as to approve indemnity in respect of liability
arising from transmission to the IFRS accounting
standard and other matters

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ORMAT INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     M7571Y105
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the Directors report for year 2007

PROPOSAL #2.: Re-appoint the Accountant- Auditors                          ISSUER          YES          FOR               FOR
until the next AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OSAKA GAS CO.,LTD.
  TICKER:                N/A             CUSIP:     J62320114
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OSAKA TITANIUM TECHNOLOGIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J7794L108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OSEM INVESTMENT LTD
  TICKER:                N/A             CUSIP:     M7575A103
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. Yaki Yerushalmi as an                            ISSUER          YES          FOR               FOR
External Director for a statutory 3 year period

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OSEM INVESTMENT LTD
  TICKER:                N/A             CUSIP:     M7575A103
  MEETING DATE:          12/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the discussion of the financial                      ISSUER          YES          FOR               FOR
 statements and the Directors' report for the year

PROPOSAL #2.: Re-appoint Messrs. Dan Proper, Gad                           ISSUER          YES          FOR               FOR
Proper, Abraham Finkelstein, Yitshak Yarkoni, Gabby
Haik, Eli Zohar, Helene Witchik, Fritz Van-Dyke,
Richard Sykes and Jean Lotti as the Officiating
Directors and appoint Mr. Pierre Striet as a new
Director in place of Mr. Roger Statler; and the
External Directors continue in office by provision of
 law

PROPOSAL #3.: Re-appoint the Accountant-Auditors and                       ISSUER          YES          FOR               FOR
authorize the Board to fix their fees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OSEM INVESTMENT LTD
  TICKER:                N/A             CUSIP:     M7575A103
  MEETING DATE:          1/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the transaction by the Company                       ISSUER          YES          FOR               FOR
jointly with Nestle S.A. [the controlling
shareholder] by which the Company will purchase 51%
of the business activity [without the intellectual
property] of Materna Laboratories Limited, a Company
that engages in manufacture and marketing of baby
formula, and Nestle will purchase 51% of the
intellectual property of Materna; the Company and
Nestle undertake to enter into ancillary agreements
between themselves for regulation of the Materna
business together with Materna Laboratories including
 the establishment of an appropriate Corporate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OSEM INVESTMENT LTD
  TICKER:                N/A             CUSIP:     M7575A103
  MEETING DATE:          1/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the series of agreements                             ISSUER          YES          FOR               FOR
between the Company and Osem Group Companies and
Nestle S.A. [the controlling shareholder] for
regulation of the intellectual property of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OTP BANK PLC, BUDAPEST
  TICKER:                N/A             CUSIP:     X60746181
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports of the                         ISSUER          NO           N/A               N/A
Company on 2008 in accordance with the accounting Law
 [unconsolidated report of OTP Bank according to the
Hungarian accounting standards and the IFRS based
consolidated report], a proposal for distribution of
after tax profit of the bank; the 2008 business
report of the Board of Directors, financial
statements of OTP Bank Plc on 2008, proposal for the
distribution of the 2008 profit after tax of OTP Bank
 Plc; report of the Supervisory Board on 2008
financial reports and proposal to distribute the
after tax profit; report of the Audit Committee;
report of the Auditor on the results of the Audit of

PROPOSAL #2.: Approve the report on the Corporate                          ISSUER          NO           N/A               N/A
Governance

PROPOSAL #3.: Approve the evaluation of the                                ISSUER          NO           N/A               N/A
activities of the Management in the business year
decision on granting discharge of liability

PROPOSAL #4.: Receive the report of the Board of                           ISSUER          NO           N/A               N/A
Directors on the Banks Business Policy for 2009

PROPOSAL #5.A: Approve the limitation on voting                            ISSUER          NO           N/A               N/A
rights and calculating the quorum

PROPOSAL #5.B: Approve the greater compliance with                         ISSUER          NO           N/A               N/A
the BSES Corporate Governance recommendations

PROPOSAL #6.: Approve the proposal for modification                        ISSUER          NO           N/A               N/A
of the rules of procedure of the Supervisory Board

PROPOSAL #7.: Elect the Company's Auditor and approve                      ISSUER          NO           N/A               N/A
 the appointment of the Official responsible for
Auditing, setting the remuneration

PROPOSAL #8.: Elect the Member of the Supervisory                          ISSUER          NO           N/A               N/A
Board and the Audit Committee

PROPOSAL #9.: Approve the remuneration guidelines of                       ISSUER          NO           N/A               N/A
OTP Bank

PROPOSAL #10.: Approve to establish the remuneration                       ISSUER          NO           N/A               N/A
of the Members of the Board of Directors, the
Supervisory Board and the Audit Committee

PROPOSAL #11.: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
decide on Capital increase

PROPOSAL #12.: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
the acquisition of own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OTSUKA CORPORATION
  TICKER:                N/A             CUSIP:     J6243L107
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OUTOKUMPU OYJ
  TICKER:                N/A             CUSIP:     X61161109
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Chairman                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Co-signatories and                                 ISSUER          YES          FOR               FOR
Supervisors of the counting of votes

PROPOSAL #4.: Approve the list of votes                                    ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the quorum and constitution for                      ISSUER          YES          FOR               FOR
 valid decisions

PROPOSAL #6.: Approve the agenda                                           ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the review by the Chief                              ISSUER          YES          FOR               FOR
Executive Officer

PROPOSAL #8.: Approve the annual accounts and the                          ISSUER          YES          FOR               FOR
Board of Directors' business review

PROPOSAL #9.: Receive the Auditor's report                                 ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the annual accounts                                 ISSUER          YES          FOR               FOR

PROPOSAL #11.: Approve to decide on the use of the                         ISSUER          YES          FOR               FOR
profit recorded in the balance sheet and payment of
dividend

PROPOSAL #12.: Grant discharge from liability to the                       ISSUER          YES          FOR               FOR
Members of the Board of Directors and the Chief
Executive Officer

PROPOSAL #13.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: approve to decide on the number
 of Members of the Board of Directors and Auditors

PROPOSAL #14.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES          FOR             AGAINST
SHAREHOLDER PROPOSAL: approve to decide on the
remunerations for the Chairman and other Members of
the Board of Directors and the Auditors

PROPOSAL #15.: Elect the Chairman, Vice Chairman and                       ISSUER          YES          FOR               FOR
other Members of the Board of Directors

PROPOSAL #16.: Elect the Auditors                                          ISSUER          YES          FOR               FOR

PROPOSAL #17.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve the formation of a
Nomination Committee

PROPOSAL #18.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide to repurchase the Company's own shares

PROPOSAL #19.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide to issue shares and grant special rights to
shares

PROPOSAL #20.: Closing of the meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y64248209
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Bank,                         ISSUER          YES          FOR               FOR
for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Bank [Ordinary
Shares], not exceeding in aggregate the Maximum limit
 [as specified], at such price or prices as may be
determined by the Directors from time to time up to
the maximum price [as defined] whether by way of:
market purchase[s] on the Singapore Exchange
Securities Trading Limited [SGX-ST] and/or any other
stock exchange on which the ordinary shares may for
the time being be listed and quoted [other Exchange]
and/or; off-market purchase[s] if effected otherwise
than on the SGX-ST or, or as the case may be, other
exchange] in accordance with any equal access
Scheme[s] as may be determined or formulated by the
Directors as they consider fir, which scheme[s] shall
 satisfy all the conditions prescribed by the
Companies Act; or otherwise in accordance with all
other laws and regulations and rules of the SGX-ST,
or as the case may be, other exchange as may for the
time being be applicable; in case of a market
purchase of an ordinary share, 105% of the average of
 the closing price of the ordinary share and in case
of an off-market purchase of an ordinary share
pursuant to an equal access scheme, 110% of the
average closing price of the ordinary shares; and
authorize the Directors of the bank and/or any of
them to complete and do all such acts and things
[including such documents as may be required] as they
 and/or he nay consider or expedient, or necessary to
 give effect to the transactions contemplated and/or
authorized by this resolution; [Authority expires the
 earlier of the next AGM of the Bank is held or the
date by which the next AGM of the Bank is required by

PROPOSAL #2.: Amend the OCBC Employee Share Purchase                       ISSUER          YES          FOR               FOR
Plan as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OVERSEA-CHINESE BANKING CORPORATION LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y64248209
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts for the                         ISSUER          YES          FOR               FOR
FYE 31 DEC 2008 and the reports of the Directors and
Auditors thereon

PROPOSAL #2.A: Re-appoint Mr. Lee Seng Wee as a                            ISSUER          YES          FOR               FOR
Director, under Section 153(6) of the Companies Act,
Chapter 50, to hold office from the date of this AGM
until the next AGM

PROPOSAL #2.B: Re-appoint Mr. Patrick Yeoh Khwai Hoh                       ISSUER          YES          FOR               FOR
as a Director, under Section 153(6) of the Companies
Act, Chapter 50, to hold office from the date of this
 AGM until the next AGM

PROPOSAL #3.A: Re-elect Mr. Bobby Chin Yoke Choong as                      ISSUER          YES          FOR               FOR
 a Director, who retires by rotation

PROPOSAL #3.B: Re-elect Mr. Pramukti Surjaudaja as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.A: Re-elect Mrs. Fang Ai Lian as a                             ISSUER          YES          FOR               FOR
Director, who retires under Article 101 of the Bank's
 Articles of Association

PROPOSAL #4.B: Re-elect Mr. Colm McCarthy as a                             ISSUER          YES          FOR               FOR
Director, who retires under Article 101 of the Bank's
 Articles of Association

PROPOSAL #5.: Approve a final one-tier tax-exempt                          ISSUER          YES          FOR               FOR
dividend of 14 cents per ordinary share, in respect
of the FYE 31 DEC 2008

PROPOSAL #6.A: Approve the remuneration of the Non-                        ISSUER          YES          FOR               FOR
Executive Directors of the Bank for the FYE 31 DEC
2008 comprising the following: Directors' Fees of SGD
 1,620,000 [2007: SGD 1,697,000]

PROPOSAL #6.B: Approve the remuneration of the Non-                        ISSUER          YES          FOR               FOR
Executive Directors of the Bank for the FYE 31 DEC
2008 comprising the following: 4,800 ordianry shares
in the capital of the Bank for each Non-Executive
Director of the Bank [2007: 4,800 ordinary shares],
and for the purpose to pass the following resolution
with or without amendments as an ordinary
resolutions: authorize the Directors of the Bank,
pursuant to Article 140 of the Articles of
Association of the Bank, to allot and issue an
aggregate of 43,200 ordinary shares in the capital of
 the Bank [the remuneration shares] as bonus shares
for which no consideration is payable, to The Central
 Depository (Pte) Limited for the account of: Mr.
Bobby Chin Yoke Choong [or for the account of such
depository agent as he may direct] in respect of
4,800 remuneration shares; Mr. Giam Chin Toon [or for
 the account of such depository agent as he may
direct] in respect of 4,800 remuneration shares; Mr.
Lee Seng Wee [or for the account of such depository
agent as he may direct] in respect of 4,800
remuneration shares; Dr Lee Tih Shih [or for the
account of such depository agent as he may direct] in
 respect of 4,800 remuneration shares; Professor Neo
Boon Siong [or for the account of such depository
agent as he may direct] in respect of 4,800
remuneration shares; Dr Tsao Yuan [or for the account
 of such depository agent as she may direct] in
respect of 4,800 remuneration shares; Mr. David Wong
Cheong Fook [or for the account of such depository
agent as he may direct] in respect of 4,800
remuneration shares; Mr. Wong Nang Jang [or for the
account of such depository agent as he may direct] in
 respect of 4,800 remuneration shares; and Mr.
Patrick Yeoh Khwai Hoh [or for the account of such
depository agent as he may direct] in respect of
4,800 remuneration shares, as payment in part of
their respective Non-Executive Directors'
remuneration for the FYE 31 DEC 2008, the
remuneration shares to rank in all respects pari
passu with the existing ordinary shares; and ii)
authorize any Director of the Bank or the Secretary

PROPOSAL #7.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 their remuneration

PROPOSAL #8.A: Authorize the Directors of the Bank                         ISSUER          YES          FOR               FOR
to: (I) (i) issue ordinary shares in the capital of
the Bank [ordinary shares] whether by way of rights,
bonus or otherwise; and/or (ii) make or grant offers,
 agreements or options [collectively, Instruments]
that might or would require ordinary shares to be
issued, including but not limited to the creation and
 issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
ordinary shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and (II) [notwithstanding the authority
conferred by this Resolution may have ceased to be in
 force] issue ordinary shares in pursuance of any
Instrument made or granted by the Directors while
this Resolution was in force, provided that: (1) the
aggregate number of ordinary shares to be issued
pursuant to this Resolution and Resolution 8(b), if
passed, [including ordinary shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution] does not exceed 50% of the total
number of issued ordinary shares in the capital of
the Bank excluding treasury shares [as calculated in
accordance with this resolution], of which the
aggregate number of ordinary shares to be issued
other than on a pro rata basis to shareholders of the
 Bank [including ordinary shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution and/or Resolution 8(b)] does not
exceed 50% of the issued ordinary shares in the
capital of the Bank [as calculated in accordance with
 this resolution]; 2) [subject to such manner of
calculation and adjustments as may be prescribed by
the Singapore Exchange Securities Trading Limited
[SGXST]] for the purpose of determining the aggregate
 number of ordinary shares that may be issued under
this Resolution, the total number of issued ordinary
shares in the capital of the Bank excluding treasury
shares at the time this Resolution is passed, after
adjusting for: i) new ordinary shares arising from
the conversion or exercise of any convertible
securities or share options or vesting of share
awards which are outstanding or subsisting at the
time this Resolution is passed; and ii) any
subsequent bonus issue, consolidation or subdivision
of ordinary shares; 3) in exercising the authority
conferred by this Resolution, the Bank shall comply
with the provisions of the Listing Manual of the SGX-
ST for the time being in force [unless such
compliance has been waived by the SGX-ST] and the
Articles of Association for the time being of the
Bank; [Authority expires at the conclusion of the
next AGM of the Bank or the date by which the next
AGM of the Bank is required by Law to be held]

PROPOSAL #8.B: Authorize the Directors of the Bank                         ISSUER          YES          FOR               FOR
to: (I) (i) issue ordinary shares and/or; and/or (ii)
 make or grant instruments that might or would
require ordinary shares to be issued, including but
not limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into ordinary shares,
otherwise than on a pro rata basis to shareholders of
 Bank, at any time and upon such terms and conditions
 and for such purposes and to such persons as the
Directors may in their absolute discretion deem fit;
and (II) [notwithstanding the authority conferred by
this Resolution may have ceased to be in force] issue
 ordinary shares in pursuance of any Instrument made
or granted by the Directors while this Resolution was
 in force, provided that: (1) the aggregate number of
 ordinary shares to be issued pursuant to this
Resolution [including ordinary shares to be issued in
 pursuance of Instruments made or granted pursuant to
 this Resolution] does not exceed 20% of the total
number of issued ordinary shares in the capital of
the Bank excluding treasury shares [as calculated in
accordance with this Resolution], of which the
aggregate number of ordinary shares to be issued
other than on a pro rata basis to shareholders of the
 Bank [including ordinary shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution and Resolution 8(a)] does not exceed
50% of the issued ordinary shares in the capital of
the Bank [as calculated in accordance with this
resolution]; (2) [subject to such manner of
calculation and adjustments as may be prescribed by
the Singapore Exchange Securities Trading Limited
[SGXST]) for the purpose of determining the aggregate
 number of ordinary shares that may be issued under
paragraph (1) above, the total number of issued
ordinary shares in the capital of the Bank excluding
treasury shares at the time this Resolution is
passed, after adjusting for: (i) new ordinary shares
arising from the conversion or exercise of any
convertible securities or share options or vesting of
 share awards which are outstanding or subsisting at
the time this Resolution is passed; and (ii) any
subsequent bonus issue, consolidation or subdivision
of ordinary shares; (3) in exercising the authority
conferred by this Resolution, the Bank shall comply
with the provisions of the Listing Manual of the SGX-
ST for the time being in force [unless such
compliance has been waived by the SGX-ST] and the
Articles of Association for the time being of the
Bank; and [Authority expires at the conclusion the
next AGM of the Bank or the date by which the next
AGM of the Bank is required by Law to be held]

PROPOSAL #9.: Authorize the Directors of the Bank to:                      ISSUER          YES          FOR               FOR
 (I) offer and grant options in accordance with the
provisions of the OCBC Share Option Scheme 2001 [the
2001 Scheme] and/or grant rights to subscribe for
ordinary shares in accordance with the provisions of
the OCBC Employee Share Purchase Plan the Plan]; and
(II) allot and issue from time to time such number of
 ordinary shares in the capital of the Bank as may be
 required to be issued pursuant to the exercise of
options under the 2001 Scheme and/or such number of
ordinary shares in the capital of the Bank as may be
required to be issued pursuant to the exercise of
rights to subscribe for ordinary shares under the
Plan, provided that the aggregate number of new
ordinary shares to be issued pursuant to 2001 Scheme
and the Plan shall not exceed 5% of the total number
of issued ordinary shares in the capital of the Bank
from time to time

PROPOSAL #10.: Authorize the Directors of the Bank to                      ISSUER          YES          FOR               FOR
 allot and issue from time to time such number of
ordinary shares as may required to be allotted and
issued pursuant to the OCBC Limited Script Dividend
Scheme

PROPOSAL #11.: Authorize the Directors of the Bank                         ISSUER          YES          FOR               FOR
to: (i) allot and issue preference shares referred to
 in Articles 7A, 7B, 7C, 7D, 7E, 7F, 7G, 7H, 7I, 7J,
7K, 7L and 7M of the Articles of Association of the
Bank, other preference shares or non-voting shares in
 the capital of the Bank whether by way of rights,
bonus or otherwise; and/or (ii) make or grant offers,
 agreements or options that might or would require
preference shares referred to in this resolution or
non-voting shares to be issued, not being ordinary
shares to which the authority referred to in
Resolution 8(a) and 8(b) above relates, at any time
and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit, and
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
preference shares referred to in this resolution or
non-voting shares in pursuance of any offers,
agreements or options made or granted by the
Directors while this Resolution was in force; and
[Authority expires at the conclusion of the next AGM
of the Bank or the date by which the next AGM of the
Bank is required by Law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OXIANA LTD
  TICKER:                N/A             CUSIP:     Q7186A100
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to change the Company name for                      ISSUER          YES          FOR               FOR
 the purposes of Section 157 (1) of the Corporations
Act 2001 and for all other purposes, the Company
adopt 'OZ Minerals Limited' as the New name of the

PROPOSAL #2.1: Re-elect Mr. Owen Leigh Hegarty as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3(h)of the Company's Constitution

PROPOSAL #2.2: Re-elect Mr. Peter Mansell as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #2.3: Re-elect Dr. Peter Cassidy  as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #2.4: Re-elect Mr. Anthony Larkin as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #2.5: Re-elect Mr. Richard Knight as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #2.6: Re-elect Mr. Dean Pritchard as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 6.3 of the Company's Constitution

PROPOSAL #3.: Approve to increase the Directors' fee                       ISSUER          YES          FOR               FOR
limit from the maximum total amount of Directors' fee
 payable by the Company to Non-Executive Directors by
 AUD 1,500,000 per annum to a maximum of AUD
2,700,000 per annum with effect from 20 JUN 2008

PROPOSAL #4.: Approve, for the purposes of Section                         ISSUER          YES        AGAINST           AGAINST
200E of the Corporations Act 2001 and for all other
purposes the Company benefits payable to Mr. Owen
Hegarty in connection with his retirement as Managing
 Director and CEO as described in the Explanatory
Memorandum accompanying the notice convening this
meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                OZ MINERALS LTD
  TICKER:                N/A             CUSIP:     Q7161P106
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, for all                               ISSUER          YES          FOR               FOR
purposes, including ASX Listing Rule 11.2, to sale
the following assets to China Mine metals Non-Ferrous
 Metals Co., Ltd or a wholly owned subsidiary on the
terms as specified; [a] the Company's interest in the
 Sepon copper/gold mine in Laos; [b] Golden Grove
zinc/copper/lead mine in Western Australia; [c]
Century zinc mine in Queensland; [d] Rosebery
zinc/lead/silver mine in Western Australia; [e]
Avebury nickel mine in Tasmania; [f] Dugald River
zinc project in Queensland; [g] High Lake zinc
project in Canada; [h] Izok Lake zinc project in
Canada and; [i] All other exploration and development
 assets [other than the Prominent Hill gold/copper
mine, Martabe gold project and certain exploration
assets in Cambodia and Thailand as specified]

PROPOSAL #2.: Receive the financial report of the                          ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008 together with the
Directors' report, the Directors' declaration and the
 Auditor's report as specified

PROPOSAL #3.1: Elect Mr. Michael Eager as a Director                       ISSUER          YES        AGAINST           AGAINST
of the Company, who retires in accordance with
Article 6.3 of the Company's Constitution

PROPOSAL #3.2: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: Re-elect Mr. Stephen Mayne as
 a Director of the Company

PROPOSAL #4.: Adopt the Company's remuneration report                      ISSUER          YES        AGAINST           AGAINST
 for the YE 31 DEC 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                P & O PRINCESS CRUISES P L C
  TICKER:                N/A             CUSIP:     G19081101
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Micky Arison as a Director                      ISSUER          YES          FOR               FOR
 of Carnival Corporation and Carnival plc

PROPOSAL #2.: Re-elect Mr. Ambassador Richard G.                           ISSUER          YES          FOR               FOR
Capen, Jr. as a Director of Carnival Corporation and
Carnival plc

PROPOSAL #3.: Re-elect Mr. Robert H. Dickinson as a                        ISSUER          YES          FOR               FOR
Director of Carnival Corporation and Carnival plc

PROPOSAL #4.: Re-elect Mr. Arnold W. Donald as a                           ISSUER          YES          FOR               FOR
Director of Carnival Corporation and Carnival plc

PROPOSAL #5.: Re-elect Mr. Pier Luigi Foschi as a                          ISSUER          YES          FOR               FOR
Director of Carnival Corporation and Carnival plc

PROPOSAL #6.: Re-elect Mr. Howard S. Frank as a                            ISSUER          YES          FOR               FOR
Director of Carnival Corporation and Carnival plc

PROPOSAL #7.: Re-elect Mr. Richard J. Glasier as a                         ISSUER          YES          FOR               FOR
Director of Carnival Corporation and Carnival plc

PROPOSAL #8.: Re-elect Mr. Modesto A. Maidique as a                        ISSUER          YES          FOR               FOR
Director of Carnival Corporation and Carnival plc

PROPOSAL #9.: Re-elect Sir John Parker as a Director                       ISSUER          YES          FOR               FOR
of Carnival Corporation and Carnival plc

PROPOSAL #10.: Re-elect Mr. Peter G. Ratcliffe as a                        ISSUER          YES          FOR               FOR
Director of Carnival Corporation and Carnival plc

PROPOSAL #11.: Re-elect Mr. Stuart Subotnick as a                          ISSUER          YES          FOR               FOR
Director of Carnival Corporation and Carnival plc

PROPOSAL #12.: Re-elect Mr. Laura Weil as a Director                       ISSUER          YES          FOR               FOR
of Carnival Corporation and Carnival plc

PROPOSAL #13.: Elect Mr. Randall J. Weisenburger as a                      ISSUER          YES          FOR               FOR
 Director of Carnival Corporation and Carnival plc

PROPOSAL #14.: Re-elect Mr. Uzi Zucker as a Director                       ISSUER          YES          FOR               FOR
of Carnival Corporation and Carnival plc

PROPOSAL #15.: Re-appoint Carnival plc's as the                            ISSUER          YES          FOR               FOR
Independent Auditors and ratify Carnival
Corporation's independent registered certified public

PROPOSAL #16.: Grant authority for the Carnival plc's                      ISSUER          YES          FOR               FOR
 Audit Committee to agree the remuneration of the
Independent Auditors

PROPOSAL #17.: Receive the annual accounts & reports                       ISSUER          YES          FOR               FOR
of Carnival plc

PROPOSAL #18.: Approve the Carnival plc Directors'                         ISSUER          YES          FOR               FOR
remuneration report

PROPOSAL #19.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital of Carnival plc

PROPOSAL #s.20: Approve to restated the Articles of                        ISSUER          YES          FOR               FOR
Association of Carnival plc

PROPOSAL #s.21: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
Carnival plc with effect from 01 OCT 2009

PROPOSAL #22.: Approve to renew Carnival plc Section                       ISSUER          YES          FOR               FOR
80 authority

PROPOSAL #s.23: Approve to renew Carnival plc Section                      ISSUER          YES          FOR               FOR
 89 authority

PROPOSAL #s.24: Grant authority for Carnival plc to                        ISSUER          YES          FOR               FOR
make market purchases of ordinary shares of USD 1.66
each in the capital of Carnival plc

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                P T INDOCEMENT TUNGGAL PRAKARASA TBK
  TICKER:                N/A             CUSIP:     Y7127B135
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's annual report and                      ISSUER          YES          FOR               FOR
 ratify the Company's consolidated financial
statements for FY 2008

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
Company's net profit for FY 2008

PROPOSAL #3.: Appoint the Public Accountant Firm to                        ISSUER          YES          FOR               FOR
Audit the Company's book for FY year 2009

PROPOSAL #4.: Appoint the Member of the Board of                           ISSUER          YES        AGAINST           AGAINST
Commissioners and the Board of Directors of the

PROPOSAL #5.: Approve to determine the salary and                          ISSUER          YES          FOR               FOR
other allowance for the Board of Directors and
honorarium for the Board of Commissioners of the
Company

PROPOSAL #6.: Amend the Articles of Association in                         ISSUER          YES          FOR               FOR
compliance with Bapepam and LK Regulation No. kep-
179/BL/2008 dated 14 MAY 2008, No. IX.J.1 concerning
the Main Articles of Association of the Companies
that make a Public Offering and Public Companies

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PACIFIC CENTURY REGIONAL DEVELOPMENTS LTD
  TICKER:                N/A             CUSIP:     Y6600R138
  MEETING DATE:          12/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the privatization of PCCW                            ISSUER          YES          FOR               FOR
Limited [PCCW] by the Company's wholly-owned
subsidiary, Starvest Limited [Starvest], and China
Netcom Corporation [BVI] Limited [China Netcom BVI],
an indirect wholly-owned subsidiary of China Network
Communications Group Corporation, by way of a Scheme
of Arrangement [the Scheme, which expression shall
include any revised Scheme] pursuant to Section 166
of the Companies Ordinance [Chapter 32 of the Laws of
 Hong Kong] on the terms and conditions as specified
by PCCW, Starvest and China Netcom BVI in relation to
 the Scheme [or on such other terms and conditions as
 the Directors of the Company may deem to be in the
interests of the Company and its shareholders]; and
authorize the Directors of the Company to complete
and do all such acts and things [including executing
all such documents as may be required in connection
with the Scheme] as they or he may consider
desirable, necessary or expedient in the interests of
 the Company to give full effect to this ordinary
resolution and the Scheme

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PACIFIC CENTURY REGIONAL DEVELOPMENTS LTD
  TICKER:                N/A             CUSIP:     Y6600R138
  MEETING DATE:          2/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the privatization of PCCW                            ISSUER          YES          FOR               FOR
Limited [PCCW] by the Company's wholly-owned
subsidiary, Starvest Limited [Starvest], and China
Netcom Corporation [BVI] Limited [China Netcom BVI],
an indirect wholly-owned subsidiary of China United
Network Communications Group Company Limited, by way
of a Scheme of Arrangement [the Scheme, which
expression shall include any revised Scheme] pursuant
 to Section 166 of the Companies Ordinance [Chapter
32 of the Laws of Hong Kong] on the terms and
conditions as specified in Scheme document dated 06
DEC 2008, as supplemented by the supplemental scheme
document dated 12 JAN 2009, issued by, inter alia,
PCCW, Starvest and China Netcom BVI in relation to
the Revised Scheme [or on such other terms and
conditions as the Directors of the Company may deem
to be in the interests of the Company and its
shareholders]; and authorize the Directors of the
Company to complete and do all such acts and things
[including executing all such documents as may be
required in connection with the Revised Scheme] as
they or he may consider desirable, necessary or
expedient in the interests of the Company to give
full effect to this ordinary resolution and the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PACIFIC CENTURY REGIONAL DEVELOPMENTS LTD
  TICKER:                N/A             CUSIP:     Y6600R138
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report                      ISSUER          YES          FOR               FOR
 and audited accounts of the Company for the YE 31
DEC 2008 and the Auditors report thereon

PROPOSAL #2.A: Re-elect Mr. Richard Li Tzar Kai as a                       ISSUER          YES          FOR               FOR
Director who retires pursuant to Article 104 of the
Articles of Association of the Company

PROPOSAL #2.B: Re-elect Mr. Francis Yuen Tin Fan as a                      ISSUER          YES          FOR               FOR
 Director who retires pursuant to Article 104 of the
Articles of Association of the Company

PROPOSAL #2.C: Re-elect Mr. Chng Hee Kok as a                              ISSUER          YES          FOR               FOR
Director who retires pursuant to Article 104 of the
Articles of Association of the Company

PROPOSAL #3.: Re-appoint Messrs. Gordon Seow Li-Ming                       ISSUER          YES          FOR               FOR
and Tom Yee Lat Shing as the Directors of the
Company, pursuant to Section 153(6) of the Companies
Act, Chapter 50, to hold such office until the
conclusion of the next AGM of the Company

PROPOSAL #4.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
167,500 for the YE 31 DEC 2008 [2007: SGD 116,500]

PROPOSAL #5.: Re-appoint Messrs                                            ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditor of the Company
and to authorize the Directors to fix its remuneration

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to: [A] (i) issue shares in the capital of the
Company [shares] whether by way of rights, bonus or
otherwise; and/or (ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares, at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and [B]
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any Instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: (1) the aggregate number of shares to
 be issued pursuant to this Resolution [including
shares to be issued in pursuance of Instruments made
or granted pursuant to this Resolution]: (a) by way
of renounceable rights issues on a pro rata basis to
shareholders of the Company ['Renounceable Rights
Issues'] shall not exceed 100% of the total number of
 issued shares [excluding treasury shares] of the
Company [as calculated in accordance with paragraph
(3) below]; and (b) otherwise than by way of
Renounceable Rights Issues ['Other Share does not
exceed 50% of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with paragraph
(3) below], of which the aggregate number of shares
to be issued other than on a pro rata basis to
shareholders of the Company does not exceed 20% of
the total number of issued shares [excluding treasury
 shares] in the capital of the Company [as calculated
 in accordance with paragraph (3) below]; (2) the
Renounceable Rights Issues and Other Share Issues
shall not, in aggregate, exceed 100% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company [as calculated in
accordance with paragraph (3) below]; (3) [subject to
 such manner of calculation as may be prescribed by
the Singapore Exchange Securities Trading Limited
(SGX-ST)] for the purpose of determining the
aggregate number of shares that may be issued under
this Resolution, the percentage of issued shares
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this Resolution is passed, after
adjusting for: (i) new shares arising from the
conversion or exercise of any convertible securities
or share options which are outstanding or subsisting
at the time this Resolution is passed; and (ii) any
subsequent bonus issue, consolidation or subdivision
of shares; (4) in exercising the authority conferred
by this Resolution, the Company shall comply with the
 provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company; and

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to fix the issue price for shares that may be issued
by way of placement pursuant to the 20% sub-limit for
 Other Share Issues on a non pro rata basis referred
to in Resolution 6, at a discount exceeding 10% but
not more than 20% of the price as determined in
accordance with the Listing Manual of the SGX-ST

PROPOSAL #8.: Transact such other business                                 ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PACIFIC CORP
  TICKER:                N/A             CUSIP:     Y6606N107
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PACIFIC METALS CO.,LTD.
  TICKER:                N/A             CUSIP:     J63481105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PAGESJAUNES, SEVRES
  TICKER:                N/A             CUSIP:     F6954U126
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE 31 DEC 2008

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008

PROPOSAL #O.4: Approve the agreements referred to in                       ISSUER          YES          FOR               FOR
Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
buy or transfer shares of PagesJaunes Group

PROPOSAL #O.6: Approve the renewal of Mr. Francois De                      ISSUER          YES          FOR               FOR
 Carbonnel's mandate as a Board Member

PROPOSAL #O.7: Approve the renewal of Mr. Elie                             ISSUER          YES          FOR               FOR
Cohen's mandate as a Board Member

PROPOSAL #O.8.A: Ratify Mr. Jean-Pierre Remy's                             ISSUER          YES          FOR               FOR
appointment as a Board Member

PROPOSAL #O.8.B: Approve the renewal of Mr. Jean-                          ISSUER          YES          FOR               FOR
Pierre Remy's mandate as a Board Member

PROPOSAL #O.9: Approve the renewal of Mr. Jacques                          ISSUER          YES        AGAINST           AGAINST
Garaialde's mandate as a Board Member

PROPOSAL #O.10: Approve the renewal of Mr. Nicolas                         ISSUER          YES        AGAINST           AGAINST
Gheysens' mandate as a Board Member

PROPOSAL #O.11: Approve the renewal of Mr. Remy                            ISSUER          YES          FOR               FOR
Sautter's mandate as a Board Member

PROPOSAL #O.12: Approve the non renewal of the Board                       ISSUER          YES          FOR               FOR
Members' mandate

PROPOSAL #O.13: Appoint Mr. Jerome Losson as a Board                       ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #O.14: Approve the deliberation pursuant to                       ISSUER          YES          FOR               FOR
Article L.225-42-1 of the Commercial Code relating to
 a commitment whose Mr. Michel Datchary is the
beneficiary

PROPOSAL #O.15: Approve the attendance allowances to                       ISSUER          YES          FOR               FOR
the Board of Directors

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue Company's shares and securities giving access
to the Company's capital, with maintenance of
preferential subscription rights of shareholders

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue Company's shares and securities giving access
to the Company's capital, with cancellation of
preferential subscription rights of shareholders

PROPOSAL #E.18: Authorize the Board of Directors, in                       ISSUER          YES        AGAINST           AGAINST
case of issue, with cancellation of preferential
subscription rights of shareholders, of shares or
securities giving access to Company's shares, to fix
the issue price as determined by the General Assembly

PROPOSAL #E.19: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
the event of capital increase with or without
cancellation of preferential subscription rights of
the shareholders, to increase the number of shares to
 be issued

PROPOSAL #E.20: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
issue shares and securities giving access to shares,
in case of an exchange of public offer initiated by
the Company

PROPOSAL #E.21: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
issue shares and securities giving access to shares,
to pay contributions in kind made to the Company and
consists of equity securities or securities giving
access to capital

PROPOSAL #E.22: Approve the Global limitation of the                       ISSUER          YES          FOR               FOR
authorizations

PROPOSAL #E.23: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue securities giving entitlement to the allocation
 of debt securities

PROPOSAL #E.24: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase share capital by incorporation of reserves,
profits or premiums

PROPOSAL #E.25: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
carry out capital increases reserved for Members of a
 Savings Plan of Group PagesJaunes

PROPOSAL #E.26: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce capital by cancellation of shares

PROPOSAL #E.27: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
grant options to subscribe and/or purchase shares of
the Company

PROPOSAL #E.28: Powers for formalities                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PALADIN ENERGY LTD, SUBIACO WA
  TICKER:                N/A             CUSIP:     Q7264T104
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #2.: Re-elect Mr. Sean Reveille Llewelyn as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.: Approve, for the purposes of Listing                         ISSUER          YES          FOR               FOR
Rule 10.17 and for all other purposes, to increase
the maximum aggregate Directors' fees payable to the
Non-Executive Directors from AUD 900,000 per annum to
 AUD 1.2 million per annum

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PANAHOME CORPORATION
  TICKER:                N/A             CUSIP:     J48646103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PANASONIC CORPORATION
  TICKER:                N/A             CUSIP:     J6354Y104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PANASONIC ELECTRIC WORKS CO.,LTD.
  TICKER:                N/A             CUSIP:     J6355K103
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PAPERLINX LTD, MOUNT WAVERLEY VIC
  TICKER:                N/A             CUSIP:     Q73258107
  MEETING DATE:          10/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements, the                        ISSUER          NO           N/A               N/A
Directors' report and the Auditor's report for the YE
 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. Lindsay Yelland as a                           ISSUER          YES          FOR               FOR
Director, who retires, in accordance with the
Company's Constitution

PROPOSAL #2.B: Re-elect Dr. Nora Scheinkestel as a                         ISSUER          YES          FOR               FOR
Director, who retires, in accordance with the
Company's Constitution

PROPOSAL #2.C: Elect Mr. Harry Boon as a Director,                         ISSUER          YES          FOR               FOR
who retires, in accordance with the Company's

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008, as specified

PROPOSAL #4.: Approve the issue, under a Long-Term                         ISSUER          YES        AGAINST           AGAINST
Incentive Plan, to the Managing Director, Mr. Thomas
P Park, of up to 439,510 Performance Share Rights and
 293,010 Performance Share Options to acquire
ordinary shares in the capital of the Company,
subject to achievement of performance conditions and
on the other terms, as specified

PROPOSAL #5.: Approve the issue, under a Short-Term                        ISSUER          YES          FOR               FOR
Incentive Plan, to the Managing Director, Mr. Thomas
P Park, of up to 439,510 Performance Share Rights to
acquire ordinary shares in the capital of the
Company, subject to achievement of performance
conditions and on the other terms, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARGESA HOLDING SA, GENEVE
  TICKER:                N/A             CUSIP:     H60477207
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
statutory reports

PROPOSAL #2.: Approve to allocate income and                               ISSUER          NO           N/A               N/A
dividends of CHF 2.62 per Bearer Share and 0.262 per
Registered Share

PROPOSAL #3.: Grant discharge to the Board and to the                      ISSUER          NO           N/A               N/A
 Senior Management

PROPOSAL #4.1: Elect Mr. Maximilien De Limburg Stirum                      ISSUER          NO           N/A               N/A
 as a Director

PROPOSAL #4.2: Ratify Ernst Young SA and Deloitte SA                       ISSUER          NO           N/A               N/A
as the Auditors

PROPOSAL #5.: Transact other business                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARKSON HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y6706L100
  MEETING DATE:          11/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited financial statements for the FYE 30
JUN 2008

PROPOSAL #2.: Approve the payment of a final dividend                      ISSUER          YES          FOR               FOR
 of 5.0 sen per ordinary share tax exempt

PROPOSAL #3.: Approve the payment of the Directors'                        ISSUER          YES          FOR               FOR
fees amounting to MYR 207,000

PROPOSAL #4.: Re-elect Mr. Lim Poon Thoo as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Article 98 of the Company's Articles of

PROPOSAL #5.: Re-appoint the Auditors to hold office                       ISSUER          YES          FOR               FOR
until the conclusion of the next AGM and authorize
the Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors, pursuant to                         ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965 and subject
to the approval of all relevant authorities being
obtained, to issue shares in the Company at any time
and upon such terms and conditions and for such
purposes as the Directors may, in their absolute
discretion deem fit, provided that the aggregate
number of shares issued pursuant to this resolution
does not exceed 10% of the issued and paid-up capital
 of the Company for the time being; [Authority
expires at the conclusion of the next AGM of the

PROPOSAL #7.: Authorize the Company and its                                ISSUER          YES          FOR               FOR
subsidiaries to enter into recurrent related party
transactions of a revenue or trading nature which are
 necessary for its day-to-day operations as specified
 provided that such transactions are undertaken in
the ordinary course of business and are on normal
commercial terms which are consistent with the
Group's usual business practices and policies, and on
 terms not more favorable to the related parties than
 those generally available to the public and are not
to the detriment of the minority shareholders of the
Company; and [Authority expires at the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM after that date is
required to be held pursuant to Section 143(1) of the
 Companies Act, 1965 (but shall not extend to such
extension as may be allowed pursuant to Section
143(2) of the Companies Act, 1965)]; Authorize the
Directors of the Company to complete and do all such
acts and things to give effect to the transactions
contemplated and/or authorized by this ordinary

PROPOSAL #8.: Authorize the Company, subject to the                        ISSUER          YES          FOR               FOR
Companies Act, 1965, the provisions of the Articles
of Association of the Company, the Listing
Requirements of Bursa Malaysia Securities Berhad
[Bursa Securities], and the approvals of all relevant
 governmental and/or regulatory authorities, to buy-
back such number of ordinary shares of MYR 1.00 each
in the Company as may be determined by the Directors
of the Company from time to time through Bursa
Securities upon such terms and conditions as the
Directors may deem fit and expedient in the interest
of the Company provided that: i) the aggregate number
 of shares bought-back does not exceed 10% of the
total issued and paid-up capital of the Company at
any point of time; and ii) the maximum amount of
funds to be allocated for the share buy-back shall
not exceed the aggregate of the retained profits
and/or share premium of the Company [hereinafter
referred to as the 'Proposed Share Buy-Back']; and
[Authority expires at the conclusion of the next AGM
of the Company, unless by ordinary resolution passed
at that meeting, the authority is renewed, either
unconditionally or subject to conditions or the
expiration of the period within which the next AGM
after the date it is required by law to be held] and;
 authorize the Directors of the Company to decide in
their absolute discretion to retain the ordinary
shares of MYR 1.00 each in the Company so purchased
by the Company as treasury shares and/or cancel them
and to distribute the treasury shares as share
dividends and/or resell the treasury shares; and to
take all such steps as are necessary or expedient
and/or enter into any and all agreements,
arrangements and guarantee with any party or parties
to implement, finalize and give full effect to the
Proposed Share Buy-Back with full powers to assent to
 any conditions, modifications, revaluations,
variations and/or amendments [if any] as may be

PROPOSAL #S.9: Approve and adopt the amendments to                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARKSON RETAIL GROUP LTD
  TICKER:                N/A             CUSIP:     G69370107
  MEETING DATE:          7/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the sale and purchase                               ISSUER          YES          FOR               FOR
agreement dated 21 MAY 2008 [Sale and Purchase
Agreement] [as specified] entered into between East
Crest International Limited as the vendor and Grand
Parkson Retail Group Limited as the purchaser for the
 sale and purchase of the 70% equity interest in
Nanning Brilliant Parkson Commercial Company Limited
and the 100% equity interest in Tianjin Parkson
Retail Development Company Limited and other
transactions contemplated; and authorize the
Directors of the Company to take such steps as they
may consider necessary, appropriate, desirable or
expedient to implement or give effect to the terms of
 the Sale and Purchase Agreement including but not
limited to signing, executing and, where applicable,
affixing the common seal of the Company (in
accordance with its Articles of Association) onto the
 relevant documents in relation thereto and if
necessary, with such amendments as the Directors may
deem fit; and; conditional upon the Listing Committee
 of the Stock Exchange of Hong Kong Limited approving
 the listing of and granting permission to deal in up
 to 1,994,000 ordinary shares of HKD 0.10 each [or
subject to the transaction stipulated in Ordinary
Resolution 2 becoming effective, up to 9,970,000
ordinary shares of HKD 0.02 each] in the Company to
be issued to the Vendor [Consideration Shares] under
the Sale and Purchase Agreement; authorize the
Directors of the Company to allot and issue the
Consideration Shares to the Vendor in accordance with
 the terms of the Sale and Purchase Agreement

PROPOSAL #2.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon the listing committee of the Stock Exchange
granting or agreeing to grant the approval for the
listing of, and permission to deal in, the Subdivided
 Shares [as specified]: (a) with effect from 07 JUL
2008, every one existing issued and unissued shares
of HKD 0.10 each in the share capital of the Company
be subdivided into 5 shares of HKD 0.02 each [the
Subdivided Shares] and the Subdivided Shares shall
rank pari passu in all respects with each other and
have the rights and privileges and be subject to the
restrictions contained in the Articles of Association
 of the Company [the Share Subdivision]; and (b)
authorize any one or more of the Directors of the
Company to do all things appropriate to effect and
implement the Share Subdivision

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARKSON RETAIL GROUP LTD, GEORGE TOWN
  TICKER:                N/A             CUSIP:     G69370115
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Approve the final dividend of RMB 0.085                      ISSUER          YES          FOR               FOR
 per share for the YE 31 DEC 08

PROPOSAL #3.1.A: Re-elect Mr. Tan Sri Cheng Heng Jem                       ISSUER          YES          FOR               FOR
as a Director of the Company

PROPOSAL #3.2.B: Re-elect Mr. KO Tak Fai, Desmond as                       ISSUER          YES          FOR               FOR
a Director of the Company

PROPOSAL #3.ii: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Messrs. Ernst & Young as                          ISSUER          YES          FOR               FOR
Auditors and authorize the Board of Directors to fix
their remuneration

PROPOSAL #5.A: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, during the Relevant Period of all the powers
 of the Company to repurchase the ordinary shares of
the Company with a nominal value of HKD 0.02 each
[Share[s]] on The Stock Exchange of Hong Kong Limited
 [Stock Exchange] or on any other stock exchange on
which the Shares of the Company may be listed and
recognized by the Securities and Futures Commission
and the Stock Exchange for this purpose, subject to
and in accordance with all applicable laws and/or
requirements of the Stock Exchange or any other stock
 exchange as may be amended from time to time, the
approval in paragraph [a] of this resolution shall,
in addition to any other authorization given to the
Directors, authorize the Directors on behalf of the
Company during the Relevant Period to procure the
Company to purchase its own Shares at a price to be
determined by the Directors; the maximum number of
Shares to be repurchased or agreed conditionally or
unconditionally to be repurchased by the Company
pursuant to the approval in paragraph [a] of this
resolution during the Relevant Period shall not
exceed 10% of the existing issued share capital of
the Company as at the date of passing of this
resolution and the said approval shall be limited
accordingly; and [Authority expires at the earlier of
 the conclusion of the next AGM of the Company or the
 expiration of the period within which the next AGM
of the Company is required by Law or its Articles of
Association to be held]

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, without prejudice to the resolution numbered
 5[C] as specified below, during the Relevant Period
of all the powers of the Company to allot, issue and
deal with Shares or securities convertible into
Shares or options, warrants or similar rights to
subscribe for any Shares and to make or grant offers,
 agreements and options which might require the
exercise of such power, during the Relevant Period to
 make or grant offers, agreements or options
[including warrants or similar rights to subscribe
for any Shares which might require the exercise of
such power after the end of the Relevant Period]; the
 aggregate number of Shares allotted, issued or dealt
 with or agreed conditionally or unconditionally to
be allotted, issued or dealt with by the Directors
pursuant to the approval given in paragraph [a]
above, otherwise than pursuant to [i] a Rights Issue
[as specified]; [ii] the exercise of the rights of
subscription or conversion under the terms of any
securities or bonds which are convertible into any
Shares; [iii] any options granted or issue of Shares
under any share option scheme or similar arrangement
for the time being adopted by the Company, or [iv]
any scrip dividend schemes or similar arrangements
providing for the allotment of Shares in lieu of the
whole or part of a dividend on shares in accordance
with the articles of association of the Company,
shall not exceed 20% of the existing issued share
capital of the Company as at the date of passing of
this resolution and the said approval shall be

PROPOSAL #5.C: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of the resolutions numbered 5[A] and 5[B] set out
above, the number of Shares which are repurchased by
the Company pursuant to and in accordance with the
resolution numbered 5[A] shall be added to the
aggregate number of the Shares that may be allotted,
issued or dealt with or agreed conditionally or
unconditionally by the Directors pursuant to and in
accordance with resolution numbered 5[B]

PROPOSAL #S.6: Amend the Clause 6 of the Memorandum                        ISSUER          YES          FOR               FOR
of Association and Article 3 of the Articles of
Association of the Company; that all references in
the Memorandum and Articles of Association to the
Companies Law [2004 Revision] be deleted and replaced
 with references to the Companies Law [2007
Revision]; as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARKWAY HLDGS LTD
  TICKER:                N/A             CUSIP:     V71793109
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and, if approved, to adopt the                       ISSUER          YES          FOR               FOR
Director's report and audited accounts for the YE 31
DEC 2008 and the Auditor's report thereon

PROPOSAL #2.: Re-elect Mr. Ganendran Sarvananthan as                       ISSUER          YES          FOR               FOR
a Director of the Company, who retires pursuant to
Article 83 of the Articles of Association of the
Company

PROPOSAL #3.A: Re-elect Mr. Alain Ahkong Chuen Fah as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retires pursuant to
Article 97 of the Articles of Association of the
Company

PROPOSAL #3.B: Re-elect Mr. Ashish Jaiprakash Shastry                      ISSUER          YES        AGAINST           AGAINST
 as a Director of the Company, who retires pursuant
to Article 97 of the Articles of Association of the
Company

PROPOSAL #3.C: Re-elect Mr. Ho Kian Guan as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to
Article 97 of the Articles of Association of the

PROPOSAL #4.: Re-appoint Messrs. KPMG LLP as the                           ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #5.A: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, subject to Section 161 of the Companies
Act, Chapter 50 of Singapore, the Articles of
Association of the Company, the approval of the
relevant Stock Exchange and/or other governmental or
regulatory bodies where such approval is necessary
and compliance with the provision of the Listing
Manual of Singapore Exchange Securities Trading
Limited [the SGX-ST] [including any supplemental
measure thereto from time to time]; a) to allot and
issue shares in the Company [the Share] whether by
way of rights, bonus or otherwise; and/or make or
grant offers, agreements or options [collectively the
 instruments] that might or would required shares to
be issued , including but not limited to the creation
 and issue of warrants, debentures or other
instruments convertible into shares at any time to
such person, upon such terms and condition and for
such purposes as the Directors may be deem fit; and
b) [notwithstanding that the authority conferred by
this resolution may have ceased to be in force] to
issue additional instruments as adjustments in
accordance with the terms and conditions of the
instruments made or granted by the Directors while
this resolution was in force; and to issue shares in
pursuance of any instruments made or granted by the
Directors while this resolution was in force or such
additional instruments above, provided always that:
i) [except in respect of a pro rate renounce able
rights issue], the aggregate number of shares to be
issued pursuant to this resolution [including shares
to be issued in pursuance of instruments made or
granted pursuant to this resolution] does not exceed
50% of the total issued shares excluding treasury
shares at the time of the passing of this resolution
[as calculated in accordance with subparagraph below
], of which the aggregate number of shares issued
other than on a pro rata basis to existing
shareholders [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution] does not exceed 20% of the Company's
 total issued shares excluding treasury shares [as
calculated in accordance with subparagraph below];
ii) [subject to such manner of calculation as
prescribed by the SGX-ST] for the purpose of
determining the aggregate number of shares that may
be issued under sub-paragraph (i), the percentage of
the issued share is based on the Company's total
issued share excluding treasury shares at the time of
 passing of this resolution after adjusting for: i)
new shares arising from the conversion or exercise of
 convertible securities; ii) new shares arising from
the exercise of share options or vesting of share
awards outstanding or subsisting at the time of the
passing of this resolution, provided the options or
awards were granted in compliance with Part VIII of
Chapter 8 of the SGX-ST Listing Manual; and iii) any
subsequent bound issue, consolidation or subdivision
of shares; and [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date

PROPOSAL #5.B: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to issue and allot from time to time such
 number of shares as may be required to be issued
pursuant to the exercise of options granted while the
 authority conferred by this resolution is in force,
under the Parkway Share Option Scheme 2001 [Parkway
Scheme 2001] and/or the vesting of awards granted
while the authority conferred by this resolution is
in force, under the Parkway Performance Share Plan
[Share Plan] [notwithstanding that the authority
conferred by this resolution may have ceased to be in
 force] provided always that the aggregate number of
shares to be issued and allotted pursuant to the
Parkway Scheme 2001 and the Share Plan does not
exceed 15% of the total number of issued ordinary
shares of the Company from time to time

PROPOSAL #5.C: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, for the purposes of Sections 76C and 76E of
the Companies Act, Chapter 50 of Singapore [the Act],
 to purchase or otherwise acquire issued ordinary
shares of the Company [the Shares] not exceeding in
aggregate prescribed limit [10% of the total number
of issued ordinary shares of the Company as at the
date of the passing of this resolution], at such
price or prices as may be determined by the Directors
 from time to time up to the maximum price [not
exceeding: in the case of an on-market share
purchase, 105% of the average closing price; and in
the case of an off-market share purchase, 120% of the
 average closing price], whether by way of: i) on-
market purchases [each an On-Market Share Purchase]
on the SGX-ST; and/or ii) off-market purchases [each
an Off-Market Share Purchase] effected in accordance
with any equal access scheme[s] as may be determined
or formulated by the Directors as they may consider
fit, which scheme[s] shall satisfy all the conditions
 prescribed by the Act; and otherwise approve in
accordance with all other laws and regulations and
rules of the SGX-ST as may for the time being be
applicable [the Share Purchase]; and [Authority
expires the earlier of the date on which the next AGM
 of the Company is held or the date by which the next
 AGM of the Company is required by law to be held or
the date on which the purchase of Shares by the
Company pursuant to the Share Purchase Mandate is
carried out to the full extent mandated]; to complete
 and do all such acts and things as they and/or he
may consider necessary, desirable, expedient,
incidental or in the interests of the Company to give
 effect to the transactions contemplated and/or

PROPOSAL #6.: Transact any business                                        ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARKWAY HLDGS LTD
  TICKER:                N/A             CUSIP:     V71793109
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of Chapter 9                       ISSUER          YES          FOR               FOR
of the Listing Manual for the Company, its
subsidiaries and associated Companies, or any of
them, to enter into any of the transactions falling
within the types of Interested Person Transactions as
 specified with the interested person, provided that
such transactions are made on normal commercial terms
 and in accordance with the review procedures for
Interested Person Transactions as specified [the IPT
Mandate]; the IPT Mandate [Authority expire at the
conclusion of next AHM of the Company is held or is
required by law to be held]; and authorize the
Directors to take such steps, approve all matters and
 enter into all such transactions, arrangements and
agreements and execute all such documents and notices
 as may be necessary or expedient for the purposes of
 giving effect to the IPT Mandate as such Directors
or any of them may deem fir or expedient or to give
effect to this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARMALAT S P A
  TICKER:                N/A             CUSIP:     T7S73M107
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements at 31                       ISSUER          NO           N/A               N/A
DEC 2008, Board of Directors report and allocation of
 profits, Board of Auditors report, any adjournment
thereof

PROPOSAL #2.: Approve to increase of Audit Firm                            ISSUER          NO           N/A               N/A
compensation, any adjournment thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARTNER COMMUNICATIONS COMPANY LTD, ROSH HAAYIN
  TICKER:                N/A             CUSIP:     M78465107
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Re-appoint Dr. Michael Anghel as an                          ISSUER          YES          FOR               FOR
External Directors and approve that no change is made
 to his remuneration or to the provisions of his
Director's indemnification and the Director's
insurance policies

PROPOSAL #II.: Approve certain amendments to the                           ISSUER          YES        AGAINST           AGAINST
Company's 2004 Share Option Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PARTYGAMING PLC, GIBRALTAR
  TICKER:                N/A             CUSIP:     X6312S110
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements, the                        ISSUER          YES          FOR               FOR
Directors' report and the Auditors' report for the YE
 31 DEC 2008

PROPOSAL #2.: Approve the remuneration report for the                      ISSUER          YES        AGAINST           AGAINST
 YE 31 DEC 2008

PROPOSAL #3.: Re-appoint BDO Stoy Hayward LLP and BDO                      ISSUER          YES          FOR               FOR
 Orion Limited as the Company's Auditors with BDO
Orion Limited acting as the Auditor for the purposes
of Section 10 of the Gibraltar Companies [Accounts]
Act 1999

PROPOSAL #4.: Authorize the Directors to set the                           ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #5.: Re-appoint Mr. Rami Lerner as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Mr. Jim Ryan as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Mr. Rod Perry as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint Mr. Martin Weigold as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital from GBP 75,000.00 divided into
500,000,000 ordinary shares of GBP 0.00015 each to
GBP 105,000.00 divided into 700,000,000 ordinary
shares of GBP 0.00015 each by the creation of
200,000,000 ordinary shares of GBP 0.00015 each
[totalling GBP 30,000.00 in nominal value], each such
 ordinary share ranking pari passu with the existing
ordinary shares of the Company; and amend the
Company's Memorandum of Association as specified

PROPOSAL #10.: Authorize the Board of Directors for                        ISSUER          YES          FOR               FOR
the purposes of section 66 of the Companies Act 1930
[as amended] to allot Relevant Securities [as
specified in Article 6 of the Company's Articles of
Association [the Articles up to an aggregate nominal
amount of GBP 20,575.00 and further, for the purposes
 of section 66 of the Companies Act 1930 [as amended]
 to allot Relevant Securities comprising Equity
Securities [as defined by Article 20 of the Articles]
 up to a nominal amount of GBP 41,150.00[including
within such limit any Relevant securities allotted
under this Resolution] in connection with an offer by
 way of a rights issue [A] to Ordinary shareholders
in proportion [as nearly as practicable] to their
existing holdings; and [B] to people who are holders
of other Equity Securities if this is required by the
 rights of those securities or, if the Board of
Directors considers it necessary, as permitted by the
 rights of those securities, and so that the Board
may impose any limits or restrictions and make
arrangements which it considers necessary or
appropriate to with fractional entitlements, record
dates, legal regulatory or practical problems in, or
under the laws of any other matter; [Authority
expires the earlier at the end of the Company's AGM
in the year 2010 or at close of business on 07 AUG
2010]; save that the Company may before such expiry
make an offer or enter into an agreement which would
or might require relevant securities to be allotted
after such expiry and the Board of Directors may
allot relevant securities

PROPOSAL #S.11: Authorize the Board of Directors,                          ISSUER          YES          FOR               FOR
subject to the passing of the previous resolution and
 in place of the existing authority, and pursuant to
Articles 22 to 25 of the Articles to allot Equity
Securities [as defined by Article 20 of the Articles]
 for cash pursuant to the authority conferred by the
previous resolution as though articles 14 to 21 of
the Articles did not apply to any such allotment
provided that this power shall be limited to the
allotment of Equity Securities in connection with an
offer of Equity Securities [but in the case of the
authority granted under resolution 10[ii] by way of a
 rights issue only] [A] to Ordinary shareholders in
proportion [as nearly as practicable] to their
existing holdings; and [B] to people who are holders
of other Equity Securities if this is required by the
 rights of those securities or, if the Board of
Directors to considers it necessary, as permitted by
the rights of those securities, and so that the Board
 may impose any limits or restrictions and make any
arrangements which it considers necessary or
appropriate to deal with fractional entitlements,
record dates, legal, regulatory or practical problems
 in, or under the laws of, any territory or any other
 matter; and [ii] in the case of the authority
granted under resolution , to the allotment of Equity
 Securities up to an aggregate nominal value of GBP
3,086.00; and [Authority expire at the end of the

PROPOSAL #S.12: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases within the meaning of section 79 of the
Gibraltar Companies Act 1930 [as amended] of ordinary
 shares of GBP 0.00015 each of the Company ['Shares']
 provided that: [i] the maximum number of Shares
hereby authorized to be acquired is 41,151,938; [ii]
the minimum price that may be paid for any such Share
 is GBP 0.00015, being the nominal value of a
Share;[iii] the maximum price that may be for any
such Share is an amount equal to 105%of the average
of the middle market quotations for a Share as
derived from the London Stock Exchange Daily Official
 List for the 5 business days immediately preceding
the day on which the Share is contracted to be
purchased; and [Authority expire the earlier or on
the date of the AGM of the Company in the year 2010
or at close of business on 07 AUG 2010]; but a
contract for purchase may be made before such expiry,
 that will or may be completed wholly or partially
thereafter, and a purchase of Shares may be made in
pursuance of such contract

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PAZ OIL COMPANY LTD
  TICKER:                N/A             CUSIP:     M7846U102
  MEETING DATE:          12/14/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the framework arrangements                          ISSUER          YES          FOR               FOR
with First International Bank of Israel Ltd [a
Company with the same controlling shareholder]
relating to: receipt from the bank of short term on
call credit in an amount not to exceed NIS 750
million at any one time, bearing interest at not more
 than Bank of Israel or LIBOR interest plus 1.5%; and
 deposits with the bank in an amount not to exceed
NIS 350 million at any one time; the interest to be
paid by the bank on the deposits will be not less
than Bank of Israel or LIBOR interest minus 0.5%

PROPOSAL #A.2: Re-appoint Messrs. Zadik Bino, Aaron                        ISSUER          YES          FOR               FOR
Fogel, Gideon Lahav, Gil Bino, Israel Tapuchi, Itzhak
 Ezer, Abraham Zeldman and Garry Stock as the
Officiating Directors until the next AGM; the
External Directors continue in office by provision of

PROPOSAL #A.3: Re-appoint the Accountant-Auditors and                      ISSUER          YES          FOR               FOR
 authorize the Board to fix their fees

PROPOSAL #A.4: Approve the financial statements and                        ISSUER          YES          FOR               FOR
the Directors' report for the year 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, the proposed scheme of                             ISSUER          YES        AGAINST           AGAINST
arrangement [the Scheme] between PCCW and the holders
 of the Scheme Shares [as specified in the Scheme] in
 the form of the print thereof, which has been
produced to this meeting and as specified, or in such
 other form and on such terms and conditions as may
be approved by the High Court of the Hong Kong
Special Administrative Region, for the purposes of
giving effect to the Scheme, on the Effective Date
[as specified in the Scheme]: (i) the authorized and
issued share capital of PCCW shall be reduced by
canceling and extinguishing the Scheme Shares; (ii)
subject to and forthwith upon the said reduction of
share capital taking effect, the authorized share
capital of PCCW shall be increased to its former
amount by the creation of such number of new Shares
[as specified in the Scheme] as is equal to the
number of Scheme Shares cancelled; and PCCW shall
apply the credit arising in its books of account as a
 result of the said reduction of capital in paying up
 the new Shares referred to in paragraph, above in
full at par and those new Shares shall be allotted
and issued, credited as fully paid, as to: (1) 74.27%
 of the aggregate number of new Shares referred to in
 this resolution, to Starvest [as specified in the
Scheme] and (2) 25.73% of the aggregate number of new
 Shares referred to in this resolution, to Netcom BVI
 [and/or CNC, as Netcom BVI shall in its absolute
discretion direct] [each as specified in the Scheme];
 and any entitlements to fractions of new Shares
which may result from that calculation shall be
allocated and dealt with as between Starvest and
Netcom BVI as may be agreed between Starvest and
Netcom BVI; authorize the Directors of PCCW to make
application to The Stock Exchange of Hong Kong
Limited [hereinafter called the Stock Exchange] for
the withdrawal of the listing of PCCW's shares on the
 Stock Exchange, subject to the Scheme taking effect;
 and to do all other acts and things as considered by
 them to be necessary or desirable in connection with
 the implementation of the Scheme, including [without
 limitation] the giving of consent to any
modifications of, or additions to, the Scheme, which
the High Court of the Hong Kong Special
Administrative Region may see fit to impose and to do
 all other acts and things as considered by them to
be necessary or desirable in connection with the
implementation of the Scheme and in relation to the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without modification,                       ISSUER          YES        AGAINST           AGAINST
a Scheme of Arrangement proposed to be made between
PCCW Limited ['PCCW'] and the holders of the Scheme
Shares [the 'Scheme']

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          2/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without modification,                       ISSUER          YES          FOR               FOR
a Scheme of Arrangement proposed to be made between
PCCW Limited ['PCCW'] and the holders of the Scheme
Shares [the 'Scheme']

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          2/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, the proposed Scheme of                             ISSUER          YES          FOR               FOR
Arrangement [the Scheme] between PCCW and the holders
 of the Scheme Shares [as specified in the Scheme] in
 the form of the print thereof, or in such other form
 and on such terms and conditions as may be approved
by the High Court of the Hong Kong Special
Administrative Region; for the purposes of giving
effect to the Scheme, on the Effective Date [as
specified in the Scheme]: the authorized and issued
share capital of PCCW shall be reduced by cancelling
and extinguishing the Scheme Shares; subject to and
forthwith upon the said reduction of share capital
taking effect, to increase the authorized share
capital of PCCW to its former amount by the creation
of such number of new Shares [as specified in the
Scheme] as is equal to the number of Scheme Shares
cancelled; and PCCW shall apply the credit arising in
 its books of account as a result of the said
reduction of capital in paying up the new Shares
referred to in this resolution in full at par and
those new Shares shall be allotted and issued,
credited as fully paid, as to: 74.27% of the
aggregate number of new Shares referred to in this
resolution, to Starvest [as specified in the Scheme];
 and 25.73% of the aggregate number of new Shares
referred to in resolution, to Netcom BVI [and/or
Unicom, as Netcom BVI shall in its absolute
discretion direct] [each as specified in the Scheme];
 and any entitlements to fractions of new Shares
which may result from that calculation shall be
allocated and dealt with as between Starvest and
Netcom BVI as may be agreed between Starvest and
Netcom BVI; authorize the Directors of PCCW to make
application to The Stock Exchange of Hong Kong
Limited [hereinafter called the Stock Exchange] for
the withdrawal of the listing of PCCW's shares on the
 Stock Exchange, subject to the Scheme taking effect;
 and to do all other acts and things as considered by
 them to be necessary or desirable in connection with
 the implementation of the Scheme, including [without
 limitation] the giving of consent to any
modifications of, or additions to, the Scheme, which
the High Court of the Hong Kong Special
Administrative Region may see fit to impose and to do
 all other acts and things as considered by them to
be necessary or desirable in connection with the
implementation of the Scheme and in relation to the
Improved Proposal [as specified in the document of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements of the Company and the reports of the
Directors and the Independent Auditors for the YE 31
DEC 2008

PROPOSAL #2.a: Re-elect Mr. Chung Cho Yee, Mico as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-elect Mr. Lee Chi Hong, Robert as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #2.c: Re-elect Sir David Ford as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.d: Re-elect Mr. Lu Yimin as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #2.e: Re-elect Sir Roger Lobo as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.f: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #3.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditor and authorize
the Directors to fix their remuneration

PROPOSAL #4.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares in the capital of
the Company and to allot, issue or grant securities
convertible into such shares, options, warrants or
similar rights to subscribe for any shares in the
Company or such convertible securities and to make or
 grant offers, agreements and options during and
after the end of the relevant period, not exceeding
20% of the aggregate nominal amount of the share
capital of the Company otherwise than pursuant to: i)
 a rights issue [as specified]; ii) the exercise of
rights of subscription or conversion under the terms
of any warrants issued by the Company or any
securities which are convertible into shares of the
Company; iii) the exercise of the subscription rights
 under any Option Scheme or similar arrangement for
the time being adopted for the grant or issue to
officers and/or employees of the Company and/or any
of its subsidiaries of shares or rights to acquire
shares of the Company; or iv) any scrip dividend or
similar arrangement providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares of the Company in accordance with the Articles
 of Association of the Company; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by any
applicable law or the Articles of Association of the
Company to be held]

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase on The Stock Exchange of Hong Kong
Limited [the Stock Exchange], or any other Stock
Exchange on which the securities of the Company or
may be listed and recognized by the Securities and
Futures Commission of Hong Kong and the Stock
Exchange for such purposes, shares in the Company
including any form of depositary receipt representing
 the right to receive such shares issued by the
Company and subject to and in accordance with all
applicable laws and requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange or of any other stock exchange as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the share capital of the Company
in issue as at the date of passing of this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by any applicable law or the
 Articles of Association of the Company to be held]

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolution 5, the aggregate nominal amount of the
share capital of the Company that may be allotted,
issued and dealt with or agreed conditionally or
unconditionally to be allotted by the Directors
pursuant to and in accordance with the mandate
granted under Resolution 4 be increased and extended
by the addition of the aggregate nominal amount of
the share capital of the Company which may be
repurchased by the Company pursuant to and in
accordance with the mandate granted under Resolution
5, provided that such amount shall not exceed 10% of
the aggregate nominal amount of the issued share
capital of the Company at the date of passing this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PEARSON PLC
  TICKER:                N/A             CUSIP:     G69651100
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. David Arculus                                   ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Terry Burns                                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Patrick Cescau                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Ms. Rona Fairhead                                   ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Robin Freestone                                 ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Ms. Susan Fuhrman                                   ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect Ms. Ken Hydon                                       ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-elect Mr. John Makinson                                  ISSUER          YES          FOR               FOR

PROPOSAL #11.: Re-elect Mr. Glen Moreno                                    ISSUER          YES          FOR               FOR

PROPOSAL #12.: Re-elect Mrs. Marjorie Scardino                             ISSUER          YES          FOR               FOR

PROPOSAL #13.: Re-appoint Mr. Will Ethridge                                ISSUER          YES          FOR               FOR

PROPOSAL #14.: Re-appoint Mr. CK. Prahalad                                 ISSUER          YES          FOR               FOR

PROPOSAL #15.: Approve the report on the Directors                         ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #16.: Re-appoint the Auditors                                     ISSUER          YES          FOR               FOR

PROPOSAL #17.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #18.: Approve the allotment of shares                             ISSUER          YES        AGAINST           AGAINST

PROPOSAL #19.: Approve the authorize share capital                         ISSUER          YES          FOR               FOR

PROPOSAL #S.20: Approve the waiver of the pre-emption                      ISSUER          YES          FOR               FOR
 rights

PROPOSAL #S.21: Grant authority to purchase own shares                     ISSUER          YES          FOR               FOR

PROPOSAL #S.22: Approve the Articles of Association                        ISSUER          YES          FOR               FOR

PROPOSAL #S.23: Approve the notice of the meetings                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PEOPLE'S FOOD HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G7000R108
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Director's report                      ISSUER          YES          FOR               FOR
 and the audited accounts of the Company for the YE
31 DEC 2008 together with the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of RMB 0.105                        ISSUER          YES          FOR               FOR
per share [tax not applicable] for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect the Dr. Ow Chin Hock as a                           ISSUER          YES          FOR               FOR
Director, retiring pursuant to Bye-law 86 (1) of the
Company's Bye-laws

PROPOSAL #4.: Re-elect the Mr. Chan Kin Sang as a                          ISSUER          YES          FOR               FOR
Director pursuant to Bye-law 86 (1) of the Company's
Bye-laws

PROPOSAL #5.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 150,000 for the YE 31 DEC 2008

PROPOSAL #6.: Re-appoint Grant Thornton, Certified                         ISSUER          YES          FOR               FOR
Public Accountants, Hong Kong, as the Company's
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #7.: Authorize the Directors the Company to                       ISSUER          YES          FOR               FOR
allot and issue shares up to 50% of issued shares
that pursuant to the Companies Act 1981 of Bermuda
and Rule 806 of the Listing Manual of the Singapore
Exchange Securities Trading Limited, to issue shares
[Shares] whether by way of rights, bonus or
otherwise, and/or make or grant offers, agreements or
 options [collectively, Instruments] that might or
would require Shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares at any time and
upon such terms and conditions and to such persons as
 the Directors may, in their absolute discretion,
deem fit provided that: (a) the aggregate number of
shares [including shares to be issued in pursuance of
 Instruments made or granted pursuant to this
Resolution] does not exceed 50% of the issued shares
in the capital of the Company at the time of the
passing of this Resolution, of which the aggregate
number of shares and convertible securities to be
issued other than on a pro rata basis to all
shareholders of the Company shall not exceed 20% of
the issued shares in the Company; (b) for the purpose
 of determining the aggregate number of shares that
may be issued under sub-paragraph (a) above, the
percentage of issued shares shall be based on the
issued shares of the Company as at the date of the
passing of this Resolution, after adjusting for: (i)
new shares arising from the conversion or exercise of
 convertible securities; (ii) new shares arising from
 exercising share options or vesting of share awards
outstanding or subsisting at the time this Resolution
 is passed; and (iii) any subsequent consolidation or
 subdivision of shares; [Authority shall expire until
 the conclusion of the Company's next AGM or the date
 by which the next AGM of the Company is required by
law to be held], or whichever is earlier or (ii) in
the case of shares to be issued in accordance with
the terms of convertible securities issued, made or
granted pursuant to this Resolution, until the
issuance of such shares in accordance with the terms
of such convertible securities

PROPOSAL #8.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to renew share repurchase mandate, to repurchase
ordinary shares of the Company that for the purposes
of the Companies Act 1981 of Bermuda and otherwise in
 accordance with the rules and regulations of the
Singapore Exchange Securities Trading Limited, (a) to
 make purchases or otherwise acquire issued shares in
 the capital of the Company from time to time
[whether by way of market purchases or off-market
purchases on an equal access Scheme] of up to 10% of
the total number of issued shares [excluding treasury
 shares] in the capital of the Company [as
ascertained as at the date of this AGM of the
Company] at the price of up to but not exceeding the
maximum price as specified; [Authority expires at the
 conclusion of the next AGM of the Company or the
date by which the next AGM of the Company is required
 by law to be held], whichever is earlier; and (b) to
 complete and do all such acts and things [including
executing such documents as may be required] as they
may consider expedient or necessary to give effect to
 the transactions contemplated by this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERDIGAO SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P7704H109
  MEETING DATE:          12/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify the choice of the evaluation                          ISSUER          YES          FOR               FOR
Company experts appointed by the Board of Directors
for the preparation of the book valuation reports of
Perdigao Agroindustrial S.A. Agroindustrial, of
Perdigao Agroindustrial Mato Grosso Ltda. Mato
Grosso, of Batavia S.A. Industria De Alimentos
Batavia and of Marocae Russo Industria E Comercio
Ltda. Maroca, for the purpose of the spin off of
Agroindustrial, followed by the Merger of Mato
Grosso, of Batavia and of Maroca by the Company

PROPOSAL #2.: Approve the evaluation reports and the                       ISSUER          YES          FOR               FOR
protocol justification relating to the spin off of
Agroindustrial, with the transfer of the net assets
made up of the investments in Mato Grosso, in Batavia
 and in Maroca and liabilities made up of debts,
accounts payable and loans by Perdigao spin off,
followed by the Merger of Mato Grosso, of Batavia and
 of Maroca by the Company

PROPOSAL #3.: Approve the spin off and the merger of                       ISSUER          YES          FOR               FOR
Mato Grosso, of Batavia and of Maroca by Perdigao,
with the consequent extinction of these Companies

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERDIGAO SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P7704H109
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify the choice of the valuation                           ISSUER          YES          FOR               FOR
company appraisers appointed by the Board of
Directors for the preparation of the book valuation
report of Perdigao Agroindustrial S.A. for the
purpose of its merger into the Company

PROPOSAL #2.: Approve the valuation report and                             ISSUER          YES          FOR               FOR
protocol and justification of merger of Perdigao
Agroindustrial S.A. into Perdigao S.A.

PROPOSAL #3.: Approve the merger of Perdigao                               ISSUER          YES          FOR               FOR
Agroindustrial S.A. into Perdigao S.A. with the
consequent extinction of the first company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERDIGAO SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P7704H109
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to examine and vote on the                           ISSUER          YES          FOR               FOR
Board of Directors report, financial statements,
remaining documents relating to the FY that ended on
31 DEC 2008, decide on the allocation of the results

PROPOSAL #2.: Elect the Members of the Board of                            ISSUER          YES          FOR               FOR
Directors

PROPOSAL #3.: Elect the finance Committee and Audit                        ISSUER          YES          FOR               FOR
Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERDIGAO SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P7704H109
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify the payment of remuneration to                        ISSUER          YES          FOR               FOR
shareholders, in accordance with the decision of the
Board of Directors

PROPOSAL #2.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Company Director's and the Members of the
Finance Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERDIGAO SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P7704H109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend paragraph 1 of Article 5 of the                        ISSUER          YES          FOR               FOR
Corporate bylaws to increase the limit of the
authorized capital of the Company from 250,000,000 to
 500,000,000 shares in such a way as to allow A-The
capital increase resulting from the primary public
offering for distribution of common shares issued by
the Company, and B -the capital increase resulting
from the merger of shares issued by Sadia S.A. to be
implemented by the Company, as disclosed to the
market in a notice of material fact on 19 MAY 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERLIS PLANTATIONS BERHAD
  TICKER:                N/A             CUSIP:     Y70879104
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008 and the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of a final single                        ISSUER          YES          FOR               FOR
tier dividend of 18 sen per share in respect of the
FYE 31 DEC 2008 as recommended by the Directors

PROPOSAL #3.: Approve the payment of the Directors'                        ISSUER          YES          FOR               FOR
fees of MYR 306,626 for the FYE 31 DEC 2008

PROPOSAL #4.: Elect Mr. Cheang Kwan Chow as a                              ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 88 of
 the Articles of Association of the Company

PROPOSAL #5.: Elect Mr. Lim Soon Huat as a Director,                       ISSUER          YES          FOR               FOR
who retire in accordance with Article 88 of the
Articles of Association of the Company

PROPOSAL #6.: Re-appoint, pursuant to Section 129(6)                       ISSUER          YES        AGAINST           AGAINST
of the Companies Act 1965, Datuk Oh Siew Nam as a
Director of the Company to hold office until the
conclusion of the next AGM of the Company

PROPOSAL #7.: Re-appoint, pursuant to Section 129(6)                       ISSUER          YES          FOR               FOR
of the Companies Act 1965, Dato Sri Liang Kim Bang as
 a Director of the Company to hold office until the
conclusion of the next AGM of the Company

PROPOSAL #8.: Re-appoint, pursuant to Section 129(6)                       ISSUER          YES          FOR               FOR
of the Companies Act 1965, YM Raja Dato' Seri Abdul
Aziz bin Raja Salim as a Director of the Company to
hold office until the conclusion of the next AGM of
the Company

PROPOSAL #9.: Appoint Messrs. Mazars as the Auditors                       ISSUER          YES          FOR               FOR
of the Company and authorize the Directors to fix
their remuneration

PROPOSAL #10.: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the Companies Act 1965 and the Articles of
Association of the Company, to allot and issue shares
 in the Company at any time until the conclusion of
the next AGM and upon such terms and conditions and
for such purposes as the Directors may, in their
absolute discretion, deem fit provided that the
aggregate number of shares to be issued does not
exceed 10% of the issued and paid-up share capital of
 the Company for the time being and that the
Directors be and are also empowered to obtain
approval for the listing of and quotation for the
additional shares so issued on Bursa Malaysia

PROPOSAL #11.: Approve the mandate for recurrent                           ISSUER          YES          FOR               FOR
related party transactions of revenue or trading
nature as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERNOD-RICARD, PARIS
  TICKER:                N/A             CUSIP:     F72027109
  MEETING DATE:          11/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors; approve the Company's
financial statements for the YE in 30 JUN 2008 as
presented, earnings for the FY: EUR 925,580,852.74,
the expenses and charges that were not tax deductible
 of EUR 125,815.00 with a corresponding tax of EUR
43,322.00

PROPOSAL #O.2: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors; approve the consolidated
financial statements for the said FY, in the form
presented to the meeting

PROPOSAL #O.3: Approve the recommendations of the                          ISSUER          YES          FOR               FOR
Board of directors and resolves that the income for
the FY be appropriated as follows: earnings for the
FY: EUR 925,580,852.74 legal reserve: EUR 71,178.48
previous retained earnings: EUR 517,716,451.00
distributable income: EUR 1,443,226,125.26 dividends:
 EUR 289,981,525.68 retained earnings: EUR 1,1
53,244,599.58 the shareholders' meeting reminds that
an interim dividend of EUR 0.63 was already paid on
03 JUL 2008 the remaining dividend of EUR 0.69 will
be paid on 18 NOV 2008, and will entitle natural
persons to the 40% allowance in the event that the
Company holds some of its own share on such date, the
 amount of the unpaid dividend on such shares shall
be allocated to the retained earnings account, as
required by law

PROPOSAL #O.4: Receive the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225.38
of the French Commercial code, and approve the said
report and the agreements referred to therein

PROPOSAL #O.5: Receive the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225.38
ET L.225.42.1 of the French Commercial Code, and
approve the said report and the agreements referred
to therein regarding Mr. Patrick Ricard, Chairman

PROPOSAL #O.6: Receive the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article L.225.38
ET L.225.42.1 of the French Commercial Code, and
approve the said report and the agreements referred
to therein concerning Mr. Pierre Pringet, Managing

PROPOSAL #O.7: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Patrick Ricard as Director for a 4 year period

PROPOSAL #O.8: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Pierre Pringuet as Director for a 4 year period

PROPOSAL #O.9: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Rafael Gonzalez-Gallarza as Director for a 4 year
 period

PROPOSAL #O.10: Appoint Mr. Wolfgang Colberg as a                          ISSUER          YES          FOR               FOR
Director, for a 4 year period

PROPOSAL #O.11: Appoint Mr. Cesar Giron as a                               ISSUER          YES          FOR               FOR
Director, for a 4 year period

PROPOSAL #O.12: Approve to award total annual fees of                      ISSUER          YES          FOR               FOR
 EUR 750,000.00 to the Board of Directors

PROPOSAL #O.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
trade in the Company's shares on the stock market,
subject to the conditions specified below: maximum
purchase price: EUR 125.00, maximum number of shares
to be acquired: 10% of the share capital, maximum
funds invested in the share buybacks: EUR
2,746,037,125.00 [Authority expires at the end of 18
months] this authorization supersedes the fraction
unused of the authorization granted by the
shareholders' meeting of 07 NOV 2007, in its
resolution number 8 and to take all necessary
measures and accomplish all necessary formalities

PROPOSAL #E.14: Grant authority to the Board of                            ISSUER          YES          FOR               FOR
Directors to reduce the share capital, on one or more
 occasions and at its sole discretion, by canceling
all or part of the shares held by the Company in
connection with a stock repurchase plan granted by
the resolution13 of the present meeting, up to a
maximum of 10% of the share capital over a 24 month
period [Authority expires at the end of 24 months],
this authorization supersedes the fraction unused of
the authorization granted by the shareholders'
meeting of 07 NOV 2007 in its resolution number 9

PROPOSAL #E.15: Grant authority to the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors to issue warrants giving right to subscribe
 to shares in the event of a public exchange offer
concerning the Company's shares, [Authority expires
at the end of 18 months] the global nominal amount of
 shares issued under this delegation of authority
shall not exceed EUR 145,000,000.00 and to take all
necessary measures and accomplish all necessary
formalities, this authorization supersedes the
fraction unused of the authorization granted by the
shareholders' meeting of 07 NOV 2007, in its
resolution number 19

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on one or more occasions,
 at its sole discretion, in favor of employees and
corporate officers of the Company who are members of
a Company Savings Plan, [Authority expires at the end
 of 26 months] and for a nominal amount that shall
not exceed 2% of the share capital, this amount shall
 count against the overall value set forth in
resolution number 11 of the shareholders' meeting
dated 07 NOV 2007, the shareholders meeting decides
to cancel the shareholders' preferential subscription
 rights, this authorization supersedes the fraction
unused of the authorization granted by the
shareholders' meeting of 07 NOV 2007, in its
resolution number 20, and to take all necessary
measures and accomplish all necessary formalities to
charge the share issuance cost against the related
premiums and deduct from the premiums the amounts
necessary to raise the legal reserve to one-tenth of
the new capital after each increase

PROPOSAL #E.17: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERPETUAL LTD, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q9239H108
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Ms. Meredith Brooks as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Peter Scott as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect Mr. Philip Twyman as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Alexander Stevens as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 FYE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
  TICKER:                N/A             CUSIP:     Y71474137
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to filling the vacant position                       ISSUER          YES          FOR               FOR
on the Board of Commissioners

PROPOSAL #2.: Approve the extension of the term of                         ISSUER          YES          FOR               FOR
the Company Board of Commissioners, which Members
were elected in EGM of shareholders dated 03 OCT
2004, until the closing of the Company AGM of
shareholder in 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
  TICKER:                N/A             CUSIP:     Y71474137
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
for book year 2008 including the Board of
Commissioners report regarding their supervision duty

PROPOSAL #2.: Ratify the financial report and the                          ISSUER          YES          FOR               FOR
partnership and community development program for
book year 2008

PROPOSAL #3.: Approve the utilization of Company net                       ISSUER          YES          FOR               FOR
profit for Book Year 2008

PROPOSAL #4.: Approve the determination on                                 ISSUER          YES          FOR               FOR
remuneration for the Board of Management for book
year 2009

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint Independent Public Accountant to audit
Company's books for book year 2009 and approve to
determine their honorarium

PROPOSAL #6.: Approve the implementation of                                ISSUER          YES          FOR               FOR
regulation of the Ministry of State owned enterprise
no. per 05/mbu/2008

PROPOSAL #7.: Approve the change in the Board of                           ISSUER          YES        AGAINST           AGAINST
Management structure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROBRAS ENERGIA PARTICIPACIONES S.A.
  TICKER:                PZE             CUSIP:     71646M102
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #R1: APPROVAL OF THE PERFORMANCE OF                               ISSUER          YES          FOR               FOR
SUSPENDED DIRECTORS.

PROPOSAL #S2: APPROVAL OF THE MERGER OF THE COMPANY                        ISSUER          YES          FOR               FOR
AND PETROBRAS ENERGIA S.A. (PESA), WHEREBY PESA IS
THE ABSORBING AND SURVIVING COMPANY AND PEPSA IS THE
ABSORBED COMPANY (THE MERGER).

PROPOSAL #S3: APPROVAL OF THE PRELIMINARY MERGER                           ISSUER          YES          FOR               FOR
AGREEMENT SIGNED BY THE COMPANY AND PESA ON SEPTEMBER
 2, 2008.

PROPOSAL #S4: APPROVAL OF THE COMPANY'S FINANCIAL                          ISSUER          YES          FOR               FOR
STATEMENTS AS OF JUNE 30, 2008.

PROPOSAL #S5: APPROVAL OF THE EXCHANGE RATIO IN                            ISSUER          YES          FOR               FOR
CONNECTION WITH THE MERGER.

PROPOSAL #S6: DISSOLUTION OF THE COMPANY AS A RESULT                       ISSUER          YES          FOR               FOR
OF THE MERGER.

PROPOSAL #S7: AUTHORIZATION FOR EXECUTION OF THE                           ISSUER          YES          FOR               FOR
DEFINITIVE MERGER AGREEMENT.

PROPOSAL #S8: DELEGATION TO THE BOARD OF DIRECTORS,                        ISSUER          YES          FOR               FOR
WITH POWERS TO SUBDELEGATE, OF ANY POWERS NECESSARY
TO TAKE ANY AND ALL STEPS REQUIRED IN CONNECTION WITH
 THE MERGER AND DISSOLUTION OF THE COMPANY.

PROPOSAL #S9: APPOINTMENT OF TWO SHAREHOLDERS TO SIGN                      ISSUER          YES          FOR               FOR
 THE MINUTES.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROBRAS ENERGIA PARTICIPACIONES S.A.
  TICKER:                PZE             CUSIP:     71646M102
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: CONSIDERATION OF THE ANNUAL REPORT AND                       ISSUER          YES          FOR               FOR
SUMMARY OF EVENTS, INVENTORY, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATMENT.

PROPOSAL #02: APPROVAL OF PERFORMANCE OF SUPERVISORY                       ISSUER          YES          FOR               FOR
BODY AND PERFORMANCE OF MANAGEMENT BODY SINCE THE
REGULAR AND SPECIAL SHAREHOLDERS' MEETING HELD ON
JANUARY 30, 2009 TO DATE.

PROPOSAL #03: CONFIRMATION OF THE ADVANCE DIVIDEND                         ISSUER          YES          FOR               FOR
DISTRIBUTED BY THE COMPANY'S BOARD OF DIRECTORS ON
AUGUST 5, 2008.

PROPOSAL #04: ALLOCATION OF PROFITS FOR THE YEAR.                          ISSUER          YES          FOR               FOR

PROPOSAL #05: ELECTION OF THE REGULAR AND ALTERNATE                        ISSUER          YES          FOR               FOR
MEMBERS OF THE STATUTORY SYNDIC COMMITTEE.

PROPOSAL #06: CONSIDERATION OF THE COMPENSATION OF                         ISSUER          YES          FOR               FOR
DIRECTORS AND STATUTORY SYNDIC COMMITTEE'S MEMBERS.

PROPOSAL #07: CONSIDERATION OF COMPENSATION OF                             ISSUER          YES          FOR               FOR
CERTIFIED PUBLIC ACCOUNTANT WHO AUDITED GENERAL
BALANCE SHEET AND APPOINTMENT OF CERTIFIED PUBLIC
ACCOUNTANT WHO WILL PERFORM AS INDEPENDENT AUDITOR.

PROPOSAL #08: CONSIDERATION OF THE AUDIT COMMITTEE'S                       ISSUER          YES          FOR               FOR
BUDGET.

PROPOSAL #09: AFFIRMATIVE VOTE TO BE CAST IN                               ISSUER          YES          FOR               FOR
CONNECTION WITH ITEMS 1-11 AT GENERAL REGULAR AND
EXTRAORDINARY SHAREHOLDERS' MEETING.*

PROPOSAL #10: APPOINTMENT OF TWO SHAREHOLDERS TO SIGN                      ISSUER          YES          FOR               FOR
 THE MINUTES.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETRO-CDA
  TICKER:                N/A             CUSIP:     71644E102
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the plan of arrangement [the                        ISSUER          YES          FOR               FOR
Arrangement] under Section 192 of the Canada Business
 Corporations Act providing for the amalgamation of
Suncor Energy Incorporation and Petro-Canada, as
specified

PROPOSAL #2.: Approve new Stock Option Plan for the                        ISSUER          YES          FOR               FOR
Corporation resulting from the amalgamation of Petro-
Canada and Suncor pursuant to the arrangement,
conditional upon the arrangement becoming effective

PROPOSAL #3.1: Elect Mr. Ron A. Brenneman as a                             ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.2: Elect Mr. Hans Brenninkmeyer as a                           ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.3: Elect Mr. Claude Fontaine as a                              ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.4: Elect Mr. Paul Haseldonckx as a                             ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.5: Elect Mr. Thomas E. Kierans as a                            ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.6: Elect Mr. Brian F. MacNeill as a                            ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.7: Elect Mr. Maureen McCaw as a Director                       ISSUER          YES          FOR               FOR
of Petro-Canada to hold office until the earlier of
the completion of the arrangement and the close of
the next AGM

PROPOSAL #3.8: Elect Mr. Paul D. Melnuk as a Director                      ISSUER          YES          FOR               FOR
 of Petro-Canada to hold office until the earlier of
the completion of the arrangement and the close of
the next AGM

PROPOSAL #3.9: Elect Mr. Guylaine Saucier as a                             ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.10: Elect Mr. James W. Simpson as a                            ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #3.11: Elect Mr. Daniel L. Valot as a                             ISSUER          YES          FOR               FOR
Director of Petro-Canada to hold office until the
earlier of the completion of the arrangement and the
close of the next AGM

PROPOSAL #4.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors of Petro-Canada until the earlier of the
completion of the arrangement and the close of the
next annual meeting of shareholders of Petro-Canada

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROCHINA CO LTD
  TICKER:                N/A             CUSIP:     Y6883Q104
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the resolution regarding the                        ISSUER          YES          FOR               FOR
issue of Domestic Corporate Bonds in principal amount
 not exceeding RMB 60 billion within 2 years after
the date of such resolution passed at the EGM of the
Company and authorize the Directors to deal with all
matters in connection with the issue of Domestic
Corporate Bonds

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROCHINA CO LTD
  TICKER:                N/A             CUSIP:     Y6883Q104
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the New                                  ISSUER          YES        AGAINST           AGAINST
Comprehensive Agreement entered into between the
Company and China National Petroleum Corporation;
approve the Non-Exempt Continuing Connected
Transactions and the proposed caps of the Non Exempt
Continuing Connected Transactions under the New
Comprehensive Agreement and the revised Non Exempt
annual caps, which the Company expects to occur in
the ordinary and usual course of business of the
Company and its subsidiaries, as the case may be, and
 to be conducted on normal commercial terms; and
approve and ratify the execution of the New
Comprehensive Agreement by Mr. Zhou Mingchun, Chief
Financial Officer for and on behalf of the Company
and authorize Mr. Zhou Mingchun to make any amendment
 to the New Comprehensive Agreement as he thinks
desirable and necessary and to do all such further
acts and things and execute such further documents
and take all such steps which in his opinion may be
necessary, desirable or expedient to implement and/or
 give effect to the terms of such transactions

PROPOSAL #2.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement to the CRMSC products and Services
Agreement between the Company and China Railway
Materials and Suppliers Corporation (as attached to
the resolution); approve the Non-Exempt Continuing
Connected Transactions under, and the proposed caps
in respect of, the supplemental agreement to the
CRMSC products and services agreement which the
Company expects to occur in the ordinary and usual
course of business of the Company and its
subsidiaries, as the case may be, and to be conducted
 on normal commercial terms; and approve and ratify
the execution of the CRMSC products and services
agreement by Mr. Zhou Mingchun, Chief Financial
Officer for and on behalf of the Company and
authorize Mr. Zhou Mingchun, to make any amendment to
 the CRMSC products and services agreement as he
thinks desirable and necessary and to do all such
further acts and things and execute such further
documents and take all such steps which in his
opinion may be necessary, desirable or expedient to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROCHINA CO LTD
  TICKER:                N/A             CUSIP:     Y6883Q104
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the year 2008

PROPOSAL #2.: Approve the report of Supervisory                            ISSUER          YES          FOR               FOR
Committee of the Company for the year 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the year 2008

PROPOSAL #4.: Approve the declaration and payment of                       ISSUER          YES          FOR               FOR
the final dividends for the YE 31 DEC 2008 in the
amount and in the manner recommend by the Board of
Directors

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
determine interim dividend

PROPOSAL #6.: Approve the continuation of appointment                      ISSUER          YES          FOR               FOR
 of PricewaterhouseCoopers, Certified Public
Accountants, as the International Auditors of the
Company and PricewaterhouseCoopers Zhong Tian CPAs
Company Limited, Certified Public Accountants, as the
 Domestic Auditors of the Company, for the year 2009
and authorize the Board of Directors to fix their
remuneration

PROPOSAL #S.7: Authorize the Board of Directors,                           ISSUER          YES        AGAINST           AGAINST
granted an unconditional general mandate to
separately or concurrently issue, allot and deal with
 additional domestic shares and overseas listed
foreign shares of the Company, provided that the
number of the domestic shares and overseas listed
foreign shares issued and allotted or agreed
conditionally or unconditionally to be issued and
allotted shall not exceed 20% of each of the existing
 domestic shares and overseas listed foreign shares
of the Company in issue as at the date of this
resolution, and to execute and do or procure to be
executed and done, all such documents, deeds and
things as it may consider necessary in connection
with the issue of such shares; [Authority expire
after the 12 month period following the passing of
this resolution]; and to make such amendments to the
Articles of Association of the Company as it thinks
fit so as to increase the registered share capital of
 the Company and reflect the new capital structure of
 the Company upon the allotment and issuance of
shares of the Company as contemplated in this
Resolution, in order to facilitate the issuance of
shares in accordance with this resolution in a timely
 manner, to establish a special committee of the
Board of Directors comprising Mr. Jiang Jiemin, Mr.
Zhou Jiping and Mr. Wang Guoliang and authorize such
committee to exercise all such power granted to the
Board of Directors to execute and do all such
documents, deeds and things as it may consider
necessary in connection with the issue of such shares
 contingent on the passing of this Resolution and
within the relevant period of this mandate, the Board
 of Directors and the special committee of the Board
of Directors will only exercise its respective power
under such mandate in accordance with the Company Law
 of the PRC, the Securities Law of the PRC,
regulations or the listing rules of the stock
exchange on which the Shares of the Company are
listed (as amended from time to time) and only if all
 necessary approvals from the China Securities
Regulatory Commission and/or other relevant PRC
government authorities are obtained and the special
committee of the Board of Directors will only
exercise its power under such mandate in accordance

PROPOSAL #S.8: Approve and ratify to grant an                              ISSUER          YES          FOR               FOR
unconditional general mandate to issue debt financing
 instruments in the aggregate principal amount of up
to RMB 100 billion (or if issued in foreign currency,
 equivalent to the exchange rate announced by the
People’s Bank of China on the date of issue),
upon such terms and conditions to be determined by
the Board of Directors, and authorize the Board of
Directors to: determine and approve the category,
specific terms, conditions and other matters in
respect of the issue of such instruments, including
but not limited to the issue size, actual amount,
currency, issue prices, coupon rates or method of
determining the coupon rates, timing of issuance,
whether to issue in tranches and the number of
tranches, whether any terms for repurchase and
redemption will be in place, rating arrangements,
guarantee, schedule of repayment of the principal and
 the interests, use of proceeds as approved by the
shareholders meeting, specific placing arrangements
and underwriting arrangements; and to make
corresponding changes to the plan of such issuance
based on opinions of the regulatory authorities when
there is any change on the policies which affects the
 issue of such instruments or when there are changes
on the market conditions, save for issues which are
subject to further approval at shareholders' meeting
as required by the relevant laws, regulations and
Articles of Association, to execute and do or procure
 to be executed and done, all such documents, deeds
and things as it may consider necessary in connection
 with the issue of such instruments, to determine
whether such instruments shall be listed, and where
the Board of Directors determines so, to execute and
do or procure to be executed and done, all such
documents, deeds and things as it may consider
necessary in connection with the listing of such
instruments, where the Board of Directors has already
 taken actions and steps with respect to the issue of
 such instruments, such actions and steps, and in the
 event the Company had issued such instrument and
would expect to fail to pay the principal or coupon
interests of such instrument on schedule, or fail to
pay the principal and coupon interests on the due
date during the subsistence of such instrument, to
determine not to distribute dividends to the
shareholders of the Company, in accordance with
relevant protection measures for repayment of debts
as required under the relevant laws and regulations;
[Authority expires until the conclusion of the next
AGM of the Company]; and in order to facilitate the
issuance of debt financing instruments in accordance
with this resolution in a timely manner, to further
authorize the Chief Financial Officer of the Company
to exercise all such power granted to the Board of
Directors to execute and do all such documents, deeds
 and things as he may consider necessary in
connection with the issue and listing (where
applicable) of such debt financing instruments, by
reference to the specific needs of the Company and

PROPOSAL #9.: Elect Mr. Wang Daocheng as an                                ISSUER          YES          FOR               FOR
Independent Supervisor of the  Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO S.A. - PETROBRAS
  TICKER:                PBRA            CUSIP:     71654V101
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #IV: ELECTION OF ONE MEMBER OF THE BOARD OF                       ISSUER          YES       WITHHOLD           AGAINST
DIRECTORS

PROPOSAL #VI: ELECTION OF ONE MEMBER OF THE AUDIT                          ISSUER          YES        AGAINST           AGAINST
COMMITTEE AND HIS/HER RESPECTIVE SUBSITUTE

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO S.A. - PETROBRAS
  TICKER:                PBR             CUSIP:     71654V408
  MEETING DATE:          11/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE PROTOCOL AND THE                             ISSUER          YES          FOR               FOR
JUSTIFICATION OF INCORPORATION, DATED OCTOBER 2 2008,
 SIGNED BY PETROBRAS, AS THE SURVIVING COMPANY, AND
BY '17 DE MAIO PARTICIPACOES S.A'., AS THE ACQUIRED
COMPANY, TOGETHER WITH THE RESPECTIVE PERTINENT
DOCUMENTS, AND THE APPROVAL OF '17 DE MAIO
PARTICIPACOES S.A.' INCORPORATION OPERATION.

PROPOSAL #02: APPROVAL OF THE APPOINTMENT OF A                             ISSUER          YES          FOR               FOR
SPECIALIZED COMPANY TO EVALUATE THE ASSETS AND THE
APPROVAL OF THE RESPECTIVE EVALUATION REPORT, UNDER
THE TERMS OF 1 AND 3 OF ART. 227, LAW NO. 6.404/76.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO S.A. - PETROBRAS
  TICKER:                PBR             CUSIP:     71654V408
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I: MANAGEMENT REPORT, FINANCIAL STATEMENTS                       ISSUER          YES          FOR               FOR
AND AUDIT COMMITTEE'S OPINION FOR THE FISCAL YEAR 2008

PROPOSAL #II: CAPITAL EXPENDITURE BUDGET FOR THE                           ISSUER          YES          FOR               FOR
FISCAL YEAR 2009

PROPOSAL #III: DISTRIBUTION OF RESULTS FOR THE FISCAL                      ISSUER          YES          FOR               FOR
 YEAR 2008

PROPOSAL #IV: ELECTION OF MEMBERS OF THE BOARD OF                          ISSUER          YES        AGAINST           AGAINST
DIRECTORS

PROPOSAL #V: ELECTION OF CHAIRMAN OF THE BOARD OF                          ISSUER          YES        AGAINST           AGAINST
DIRECTORS

PROPOSAL #VI: ELECTION OF MEMBERS OF THE AUDIT BOARD                       ISSUER          YES        AGAINST           AGAINST
AND THEIR RESPECTIVE SUBSTITUTES

PROPOSAL #VII: ESTABLISHMENT OF THE COMPENSATION OF                        ISSUER          YES          FOR               FOR
MANAGEMENT AND EFFECTIVE MEMBERS OF THE AUDIT
COMMITTEE, AS WELL AS THEIR PARTICIPATION IN THE
PROFITS PURSUANT TO ARTICLES 41 AND 56 OF THE
COMPANY'S BYLAWS

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO SA PETROBRAS
  TICKER:                N/A             CUSIP:     P78331132
  MEETING DATE:          11/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the protocol and justification                       ISSUER          YES          FOR               FOR
of merger, dated 02 OCT 2008, entered into between
Petrobras, as the Company carrying out the merger,
and 17 De Maio Participacoes S.A, as the Company
being merged, together with the respective pertinent
documents, and approval of the transaction of merger
of 17 De Maio Participacoes S.A

PROPOSAL #II.: Appoint a specialized Company for the                       ISSUER          YES          FOR               FOR
purpose of valuation and approve the respective
valuation report, in accordance with the terms of
paragraphs 1st and 3rd of Article 227 of Law 6404/76

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO SA PETROBRAS
  TICKER:                N/A             CUSIP:     P78331140
  MEETING DATE:          11/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approval of the protocol and the                             ISSUER          NO           N/A               N/A
justification of Incorporation, dated 02 OCT 2008,
signed by Petrobras, as the surviving Company, and by
 17 De Maio Participacoes S.A, as the acquired
Company, together with the respective pertinent
documents and the approval of 17 De Maio
Participacoes S.A Incorporation operation

PROPOSAL #II.: Approval of the appointment of a                            ISSUER          NO           N/A               N/A
specialized Company to evaluate the assets and the
approval of the respective evaluation report, under
the terms of Sections 1 and 3 of the Article 227, Law
 No. 6.404/76

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO
  TICKER:                N/A             CUSIP:     P78331132
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the Board of Directors annual                        ISSUER          YES          FOR               FOR
report, financial statements and the finance
committee report relating to FY of 2008

PROPOSAL #II.: Approve the budget of capital,                              ISSUER          YES          FOR               FOR
relative to the exercise 2009

PROPOSAL #III.: Approve the destination of the YE                          ISSUER          YES          FOR               FOR
results of 2008

PROPOSAL #IV.: Elect the Members of the Board of                           ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #V.: Elect the President of the Board of                          ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #VI.: Elect the Members of the Finance                            ISSUER          YES        AGAINST           AGAINST
Committee and respective substitutes

PROPOSAL #VII.: Approve to set the remuneration of                         ISSUER          YES          FOR               FOR
the Directors and the full Members of the Finance
Committee as well as their share in profits, in the
manner provided by Articles 41 and 56 of the Company
Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROLEO BRASILEIRO SA PETROBRAS, RIO DE JANEIRO
  TICKER:                N/A             CUSIP:     P78331140
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: The Board of Directors annual report,                        ISSUER          NO           N/A               N/A
the financial statements and Finance Committee report
 relating to FY of 2008

PROPOSAL #II.: Budget of capital, relative to the                          ISSUER          NO           N/A               N/A
exercise 2009

PROPOSAL #III.: Destination of the YE results of 2008                      ISSUER          NO           N/A               N/A

PROPOSAL #IV.: Elect the Members of the Board of                           ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #V.: To elect the President of the Board of                       ISSUER          NO           N/A               N/A
Directors

PROPOSAL #VI.: Elect the Members of the Finance                            ISSUER          YES        AGAINST           AGAINST
Committee and respective substitutes

PROPOSAL #VII.: To set the remuneration of the                             ISSUER          NO           N/A               N/A
Directors and the full members of the Finance
Committee as well as their share in profits, in the
manner provided by Articles 41 and 56 of the Company
ByLaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETRON CORP
  TICKER:                N/A             CUSIP:     Y6885F106
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the report on the attendance                         ISSUER          YES          FOR               FOR
and quorum

PROPOSAL #3.: Approve the minutes of previous annual                       ISSUER          YES          FOR               FOR
stock holders meeting

PROPOSAL #4.: Receive the Management report and                            ISSUER          YES          FOR               FOR
submission of financial statements to stockholders

PROPOSAL #5.: Ratify all the Acts of the Board of                          ISSUER          YES          FOR               FOR
Directors and Management during the year 2006

PROPOSAL #6.: Appoint an Independent Auditor                               ISSUER          YES          FOR               FOR

PROPOSAL #7.1: Elect Mr. Nicasio I. Alcantara as a                         ISSUER          YES          FOR               FOR
Member of the Board of Director for the ensuing year

PROPOSAL #7.2: Elect Mr. Bernardino R. Abes as a                           ISSUER          YES          FOR               FOR
Member of the Board of Director for the ensuing year

PROPOSAL #7.3: Elect Mr. Michael T. Defensor as a                          ISSUER          YES          FOR               FOR
Member of the Board of Director for the ensuing year

PROPOSAL #7.4: Elect Mr. Alberto A. Pedrosa as a                           ISSUER          YES          FOR               FOR
Member of the Board of Director for the ensuing year

PROPOSAL #7.5: Elect Mr. Kamal M. AL-Yahya as a                            ISSUER          YES          FOR               FOR
Member of the Board of Director for the ensuing year

PROPOSAL #7.6: Elect Mr. Abdullah O. AL-Baiz as a                          ISSUER          YES          FOR               FOR
Member of the Board of Director for the ensuing year

PROPOSAL #7.7: Elect Mr. Nabilah M. AL-Tunisi as a                         ISSUER          YES          FOR               FOR
Member of the Board of Director for the ensuing year

PROPOSAL #7.8: Elect Mr. Abdallah I. AL-Saadan as a                        ISSUER          YES          FOR               FOR
Member of the Board of Director for the ensuing year

PROPOSAL #7.9: Elect Ms. Emilia T. Boncodin as an                          ISSUER          YES          FOR               FOR
Independent Director for the ensuing year

PROPOSAL #7.10: Elect Mr. Douhan H. AL-Douhan as an                        ISSUER          YES          FOR               FOR
Independent Director for the ensuing year

PROPOSAL #8.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETRON CORP
  TICKER:                N/A             CUSIP:     Y6885F106
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the report on the attendance                         ISSUER          YES          FOR               FOR
and quorum

PROPOSAL #3.: Approve to review and the minutes of                         ISSUER          YES          FOR               FOR
previous annual stock holders' meeting

PROPOSAL #4.: Approve the Management report and                            ISSUER          YES          FOR               FOR
submission of financial statements to stockholders
for the year 2008

PROPOSAL #5.: Ratify all Acts of the Board of                              ISSUER          YES          FOR               FOR
Directors and Management during the year 2008

PROPOSAL #6.A: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
capital stock from PHP 10B to PHP 25B through
issuance of preferred shares

PROPOSAL #6.B: Approve the electric power generation                       ISSUER          YES          FOR               FOR
in the primary purpose

PROPOSAL #7.: Approve the stockholders' waive of pre-                      ISSUER          YES        AGAINST           AGAINST
emptive rights over new shares

PROPOSAL #8.: Approve the retention of the External                        ISSUER          YES          FOR               FOR
Auditor

PROPOSAL #9.1: Elect Mr. Ramon S. Ang as a Board of                        ISSUER          YES          FOR               FOR
Director for the ensuing term

PROPOSAL #9.2: Elect Mr. Eric O. Recto as a Board of                       ISSUER          YES          FOR               FOR
Director for the ensuing term

PROPOSAL #9.3: Elect Mr. Nicasio I. Alcantara as a                         ISSUER          YES          FOR               FOR
Board of Director for the ensuing term

PROPOSAL #9.4: Elect Mr. Bernardino R. Abes as a                           ISSUER          YES          FOR               FOR
Board of Director for the ensuing term

PROPOSAL #9.5: Elect Mr. Eduardo M. Cojuangco, Jr. as                      ISSUER          YES          FOR               FOR
 a Board of Director for the ensuing term

PROPOSAL #9.6: Elect Mr. Ron W. Haddock as a Board of                      ISSUER          YES          FOR               FOR
 Director for the ensuing term

PROPOSAL #9.7: Elect Mr. Estelito P. Mendoza as a                          ISSUER          YES          FOR               FOR
Board of Director for the ensuing term

PROPOSAL #9.8: Elect Mr. Roberto V. Ongpin as a Board                      ISSUER          YES          FOR               FOR
 of Director for the ensuing term

PROPOSAL #9.9: Elect Mr. Emilia T. Boncodin as an                          ISSUER          YES          FOR               FOR
Independent Director for the ensuing term

PROPOSAL #9.10: Elect Mr. Angelico T. Salud as an                          ISSUER          YES          FOR               FOR
Independent Director for the ensuing term

PROPOSAL #10.: Other business                                              ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETRONAS DAGANGAN BHD PDB
  TICKER:                N/A             CUSIP:     Y6885A107
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for he YE 31 MAR 2008 together with the
reports of the Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of the final                             ISSUER          YES          FOR               FOR
dividend of 33 sen per ordinary share less income tax
 at 25% in respect of the YE 31 MAR 2008

PROPOSAL #3.: Re-elect Dato' Dr. R. Thillainathan as                       ISSUER          YES          FOR               FOR
a Director, pursuant to Article 93 of the Company's
Articles of Association

PROPOSAL #4.: Re-elect Mr. Datuk Ainon Marziah bt                          ISSUER          YES          FOR               FOR
Wahi as a Director, pursuant to Article 93 of the
Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Mohamad Sabarudin bin                           ISSUER          YES        AGAINST           AGAINST
Mohamad Amin as a Director, pursuant to Article 96 of
 the Company's Articles of Association

PROPOSAL #6.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
in respect of the YE 31 MAR 2008

PROPOSAL #7.: Re-appoint Messers. KPMG Desa Megat and                      ISSUER          YES          FOR               FOR
 Company as Auditors of the Company and authorize the
 Directors to fix their remuneration

PROPOSAL #8.: Re-appoint Dato' Chew Kong Seng as a                         ISSUER          YES          FOR               FOR
Director of the Company and to hold office until the
conclusion of the next AGM according, who retires
pursuant to Section 129 of the Companies Act, 1956

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETRONAS GAS BHD
  TICKER:                N/A             CUSIP:     Y6885J116
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the YE 31 MAR 2008 together with the
Reports of the Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of final dividend                        ISSUER          YES          FOR               FOR
of 20% per ordinary share tax exempt and 15% per
ordinary share less 25% tax in respect of the year
ended 31 March 2008

PROPOSAL #3.: Re-elect Mr. Tan Sri Dato Sri Mohd                           ISSUER          YES          FOR               FOR
Hassan bin Marican as a Director pursuant to Article
93 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Datuk (Dr) Abdul Rahim bin                      ISSUER          YES          FOR               FOR
 Haji Hashim as a Director pursuant to Article 93 of
the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Muri bin Muhammad as a                          ISSUER          YES          FOR               FOR
Director pursuant to Article 93 of the Company's
Articles of Association

PROPOSAL #6.: Approve the Directors' fees in respect                       ISSUER          YES          FOR               FOR
of the YE 31 MAR 2008

PROPOSAL #7.: Re-appoint Messrs. KPMG Desa Megat &                         ISSUER          YES          FOR               FOR
Co. as Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #8.: Re-appoint Mr. Dato' Chew Kong Seng as                       ISSUER          YES          FOR               FOR
a Director of the Company retires in accordance with
Section 129 of the Companies Act, 1965 to hold office
 until the conclusion of next AGM of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PETROPLUS HOLDINGS AG, ZUG
  TICKER:                N/A             CUSIP:     H6212L106
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual                        ISSUER          YES          FOR               FOR
accounts and the accounts of the Group for 2008

PROPOSAL #2.: Approve the exchange of AGIO of CHF                          ISSUER          YES          FOR               FOR
2.179 million into reserves

PROPOSAL #3.: Approve the compensation of the balance                      ISSUER          YES          FOR               FOR
 loss in the amount of CHF 106.2 millions with free
reserves

PROPOSAL #4.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Management

PROPOSAL #5.: Re-elect the Members of the Board of                         ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6.: Re-elect Ernst and Young as the Auditors                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the modification of the By-Laws                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the creation of authorized                           ISSUER          YES          FOR               FOR
share capital in the amount of CHF 205,155,340,70

PROPOSAL #9.: Approve the reduction of the share                           ISSUER          YES          FOR               FOR
capital by repayment on the par value of the shares
in the amount of CHF 0.60 per share

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PEUGEOT SA, PARIS
  TICKER:                N/A             CUSIP:     F72313111
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Receive the special report of the                           ISSUER          YES          FOR               FOR
Statutory Auditors on the regulated agreements

PROPOSAL #O.5: Authorize the Share buyback Program                         ISSUER          YES          FOR               FOR

PROPOSAL #E.6: Approve the Board of Directors to                           ISSUER          YES        AGAINST           AGAINST
issue securities giving directly or indirectly access
 to capital with maintenance of preferential
subscription rights

PROPOSAL #E.7: Approve the Board of Directors to                           ISSUER          YES        AGAINST           AGAINST
issue securities giving directly or indirectly access
 to capital with cancellation of preferential
subscription rights

PROPOSAL #E.8: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
increase the number of securities to be issued in
case of capital increase

PROPOSAL #E.9: Approve the Board of Directors to                           ISSUER          YES          FOR               FOR
carry out 1 or more capital increases reserved for

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the capital through cancellation of shares
repurchased by the Company

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
use the delegations and during a public offer for the
 Company's securities

PROPOSAL #E.12: Approve the Board of Directors to                          ISSUER          YES        AGAINST           AGAINST
issue shares subscription warrants during a public
offer on the Company's securities

PROPOSAL #E.13: Amend the Article 9 - I of the                             ISSUER          YES          FOR               FOR
Statutes

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PHILIPPINE LONG DISTANCE TEL CO MEDIUM TERM NTS BO
  TICKER:                N/A             CUSIP:     718252109
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the audited financial statement                      ISSUER          YES          FOR               FOR
 for the FYE 31 DEC 2008

PROPOSAL #2.1: Elect Rev. Fr. Bienvenido F. Nebres,                        ISSUER          YES          FOR               FOR
S.J. as an Independent Director

PROPOSAL #2.2: Elect Mr. Oscar S. Reyes as an                              ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #2.3: Elect Mr. Pedro E. Roxas as an                              ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #2.4: Elect Mr. Alfred V. TY as an                                ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #2.5: Elect Mr. Donald G. Dee as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Elect Ms. Helen Y. Dee as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Elect Atty. Ray C. Espinosa as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.8: Elect Mr. Tatsu Kono as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Elect Mr. Takashi Ooi as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Elect Mr. Napoleon L. Nazareno as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.11: Elect Mr. Manuel V. Pangilinan as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.12: Elect Mr. Albert F. Del Rosario as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.13: Elect Mr. Tony Tan Caktiong as a                           ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PHILIPS ELECTRS N V (KONINKLIJKE PHILIPS ELECTRS N
  TICKER:                N/A             CUSIP:     N6817P109
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #2.a: Adoption of the 2008 financial                              ISSUER          NO           N/A               N/A
statements.

PROPOSAL #2.c: Adoption of the distribution to                             ISSUER          NO           N/A               N/A
shareholders of EUR 0.70 per common share against the
 retained earnings.

PROPOSAL #2.d: Discharge of the responsibilities of                        ISSUER          NO           N/A               N/A
the members of the Board of Management.

PROPOSAL #2.e: Discharge of the responsibilities of                        ISSUER          NO           N/A               N/A
the members of the Supervisory Board.

PROPOSAL #3: Re-appointment of Mr P-J. Sivignon as                         ISSUER          NO           N/A               N/A
member of the Board of Management.

PROPOSAL #4.a: Re-appointment of Mr. J.J. Schiro as                        ISSUER          NO           N/A               N/A
member of the Supervisory Board.

PROPOSAL #4.b: Appointment of Mr. J. van der Veer as                       ISSUER          NO           N/A               N/A
member of the Supervisory Board.

PROPOSAL #4.c: Appointment of Ms. C.A. Poon as member                      ISSUER          NO           N/A               N/A
 of the Supervisory Board.

PROPOSAL #5.: Amendment of the Long-Term Incentive                         ISSUER          NO           N/A               N/A
Plan.

PROPOSAL #6.a: Authorization of the Board of                               ISSUER          NO           N/A               N/A
Management to issue or grant rights to acquire shares.

PROPOSAL #6.b: Authorization of the Board of                               ISSUER          NO           N/A               N/A
Management to restrict or exclude pre-emption rights.

PROPOSAL #7.: Authorization of the Board of                                ISSUER          NO           N/A               N/A
Management to acquire shares in the Company.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PICC PPTY & CAS CO LTD
  TICKER:                N/A             CUSIP:     Y6975Z103
  MEETING DATE:          1/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Ding Ningning as an                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company for
 a term of 3 years commencing from 18 JAN 2009 to 17
JAN 2012

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  ISSUER:                PICC PPTY & CAS CO LTD
  TICKER:                N/A             CUSIP:     Y6975Z103
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the issue of a 10-year                              ISSUER          YES          FOR               FOR
subordinated term debts with an aggregate principal
amount of not exceeding RMB 8,000 million by the
Company, and authorize the Board of Directors of the
Company to determine the terms and conditions and
other relevant matters of such issue, and do all such
 acts and things or execute all such documents as it
may in its opinion consider necessary, desirable or
expedient for the purpose of effecting or otherwise
in connection with such issue or any matter
incidental thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PICC PPTY & CAS CO LTD
  TICKER:                N/A             CUSIP:     Y6975Z103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for 2008

PROPOSAL #2.: Approve the Report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements and the Report of the Auditors of the
Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the profit distribution plan of                      ISSUER          YES          FOR               FOR
 the Company for the YE 31 DEC 2008

PROPOSAL #5.: Approve the Directors fees for 2009                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the supervisors fees for 2009                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
international auditors of the Company and Ernst &
Young Hua Ming as the domestic auditors of the
Company to hold office until the conclusion of the
next AGM, and to authorize the Board of Directors to
fix their remuneration

PROPOSAL #S.8: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
separately or concurrently issue, allot or deal with
additional domestic shares and H shares in the
Company not exceeding 20% of each of the aggregate
nominal amount of the domestic shares and H shares of
 the Company in issue within 12 months from the date
on which shareholders approval is obtained, and to
authorize the Board of Directors to increase the
registered capital of the Company and make
corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to
reflect the new capital structure upon the issue or
allotment of shares

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  ISSUER:                PICK'N PAY HOLDINGS LTD
  TICKER:                N/A             CUSIP:     S60726106
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.O.1: Approve the annual financial                              ISSUER          YES          FOR               FOR
statements of the Company and its subsidiaries, for
the YE 28 FEB 2009

PROPOSAL #2.O.2: Re-appoint KPMG Inc as the Auditors                       ISSUER          YES          FOR               FOR
of the Company for the ensuring year

PROPOSAL #3O3.1: Re-appoint Mr. Gareth Mark Ackerman                       ISSUER          YES          FOR               FOR
as a Director of the Company

PROPOSAL #3O3.2: Elect Mr. Hugh Sidney Herman as a                         ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.O.4: Approve the Director's fees for the                       ISSUER          YES          FOR               FOR
YE 28 FEB 2010 as specified; Non-executive Directors
not serving on the Pick n Pay Stores Limited Board,
if any, be ZAR 50,000 per annum

PROPOSAL #5.S.1: Approve, as a general approval                            ISSUER          YES          FOR               FOR
contemplated in Sections 85 and 89 of the Companies
Act 61 of 1973 [as amended] [Companies Act], the
acquisition by the Company or any of its subsidiaries
 from time to time of the issued shares of the
Company, upon such terms and conditions and in such
amounts as the Directors of the Company may from time
 to time determine, but subject to the Articles of
Association of the Company, the provisions of the
Companies Act and the JSE  Limited [JSE] Listing
Requirements [JSE Listing Requirements] as presently
constituted and which may be amended from time to
time and provided that acquisitions by the Company
and its subsidiaries of shares in the capital of the
Company may not, in the aggregate, exceed in any 1 FY
 5% of the Company's issued share capital of the
class of shares acquired from the date of the grant
of this general authority; [Authority expires the
earlier of the Company's next AGM or 15 months from
the date of the passing of this special resolution];
a paid press announcement, will be published as soon
as the Company and/or its subsidiaries has/have
acquired, shares constituting, on a cumulative basis,
 3% of the number of shares of the class of shares
acquired in issue at the time of granting of this
general and for each 3% in aggregate of the initial
number of the class of shares acquired thereafter,
which announcement shall contain full details of such
 acquisitions as required by rule 11.27 of the JSE
Listing Requirements; in determining the price at
which the Company's shares acquired by the Company or
 its subsidiaries in terms of this general approval,
the maximum price at which such shares may be
acquired may not be greater than 10% above the
weighted average of the market price at which such
ordinary shares are traded on the JSE, as determined
over the 5 business days immediately preceding the
date of acquisition of such shares by the Company or
its subsidiaries; and in the case of a derivate [as
contemplated in the JSE Listings Requirements] the
price of the derivate shall be subject to the
limitations set out in Section 5.84(a) of the JSE
Listings Requirements; and the Company and/or its
subsidiaries may not repurchase any shares during a
prohibited period, as defined in the JSE Listings
Requirements, unless the Company and/or its
subsidiaries has in place a repurchase programme,
where dates and quantities of shares to be traded
during the prohibited period are fixed and full
details of the programme have been disclosed in an
announcement over SENS prior to the commencement of

PROPOSAL #6.O.5: Approve to place 26.4 million [5% of                      ISSUER          YES        AGAINST           AGAINST
 issued share capital] of the unissued authorized
ordinary shares in the Company [which for the
purposes of the JSE Listing Requirements and these
resolutions shall include treasury shares] and in
addition the 92.3 million unissued authorized
ordinary shares specifically approved for issue in
terms of the Company's Share Incentive Schemes under
the control of the Directors until the next AGM,
subject to the provisions of the Companies Act and
the JSE Listings Requirements and the condition that
no issue of these shares will be made if it could
have the effect of changing control of the Company

PROPOSAL #7.O.6: Approve, subject to not less than                         ISSUER          YES          FOR               FOR
75% of the voted cast by those shareholders of the
Company present in person or represented by proxy to
vote at this AGM voting in favor of this ordinary
resolution; authorize the Directors of the Company of
 a general authority to issue [which shall for the
purpose of the JSE Listing Requirements include the
sale of treasury shares] for cash [as contemplated in
 the JSE Listing Requirements] all or any of the
authorized but unissued shares in the capital of the
Company, including options and convertible
securities, as and when they in their discretion deem
 fit, subject to the Companies Act, the Articles of
Association of the Company and the JSE Listing
Requirements as presently constituted and which may
be amended from time to time, and provided that such
issues for cash may not, in the aggregate, in any 1
FY, exceed 5% of the number of the shares of the
relevant class of shares issued prior to such issue,
15% of the number of the issued shares of the Company
 that class of equity securities before such issue,
at the maximum permitted discount of 10% of the
weighted average traded price on the JSE of those
shares over the 30 business days of prior to the date
 that the price of the issue is determined or agreed
by the Directors of the Company; [Authority expires
the earlier of the Company's next AGM or 15 months
from the date of the passing of this ordinary
resolution]; a paid press announcement giving full
details, including the number of shares issued, on a
cumulative basis within one FY, 5% or more of the
number of shares in issue prior to the issue, the
average discount to the weighted average traded price
 of the shares over the 30 days prior to the date
that the price of the issue was determined or agreed
by the Directors of the Company arid the expected
effect on the net asset value per share, net tangible
 asset value per share, earnings per share and
headline earnings per share, at the time of any issue
 representing, on a cumulative basis within 1 FY, 5%
or more of the number of sharps in issue prior to the
 issue in accordance with the JSE Listings
Requirements; any issue will only be made to public
shareholders as defined by the JSE Listings

PROPOSAL #8.O.7: Authorize each and every Director of                      ISSUER          YES          FOR               FOR
 the Company to do all such things and sign all such
documents as may be necessary for or incidental to
the implementation of the resolutions passed at this
meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PICK'N PAY STORES LTD
  TICKER:                N/A             CUSIP:     S60947108
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Adopt the annual financial statements                       ISSUER          YES          FOR               FOR
of the Company and its subsidiaries, for the YE 28
FEB 2009

PROPOSAL #O.2: Re-appoint KPMG Inc. as the Auditors                        ISSUER          YES          FOR               FOR
of the Company for the ensuring year

PROPOSAL #O.3.1: Elect Mr. Raymond David Ackerman as                       ISSUER          YES          FOR               FOR
a Director of the Company

PROPOSAL #O.3.2: Elect Mr. Dennis Gershon Cope as a                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #O.3.3: Elect Mr. David Robins as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #O.3.4: Elect Mr. Benedict James Van Der                          ISSUER          YES          FOR               FOR
Ross as a Director of the Company

PROPOSAL #O.4: Approve and ratify, the housing loans                       ISSUER          YES        AGAINST           AGAINST
granted to the Company's Directors for the YE 28 FEB
2009, as specified in the financial statements
accompanying this notice of AGM

PROPOSAL #O.5: Approve the Directors' fees for the YE                      ISSUER          YES          FOR               FOR
 28 FEB 2010: Executive Directors, unchanged at ZAR
1,500, Lead Non-Executive Director, increased by ZAR
8,000 to ZAR 88,000, Non-Executive Directors,
increased by ZAR 25,000 to ZAR 265,000, Chairman of
the Audit, Risk and Compliance Committee increased by
 ZAR 20,000 to ZAR 220,000, Chairman of the
Remuneration Committee, increased by ZAR 10,000 to
ZAR 110,000, Member of the Audit Risk and Compliance
Committee increased by ZAR 8,000 to ZAR 88,000,
Member of the Remuneration Committee, increased by
ZAR 5,000 to ZAR 55,000, Member of the Nominations
Committee, unchanged at ZAR 50,000

PROPOSAL #S.1: Authorize the Company or any of its                         ISSUER          YES          FOR               FOR
subsidiaries from time to time, as a general approval
 contemplated in Sections 85 and 89 of the Companies
Act 61 of 1973 [as amended] [Companies Act], the
acquisition, of the issued shares of the Company,
upon such terms and conditions and in such amounts as
 the Directors of the Company may from time to time
determine, but subject to the Articles of Association
 of the Company, the provisions of the Companies Act
and the JSE Limited [JSE] Listing Requirements [JSE
Listing Requirements] as presently constituted and
which may be amended from time to time and provided
that acquisitions by the Company and its subsidiaries
 of shares in the capital of the Company may not, in
the aggregate, exceed in any 1 FY 10% of the
Company's issued share capital of the class of shares
 acquired from the date of the grant of this general
authority; [Authority expires the earlier of the
Company's next AGM or 15 months from the date of the
passing of this special resolution]; a paid press
announcement, will be published as soon as the
Company and/or its subsidiaries has/have acquired,
shares constituting, on a cumulative basis, 3% of the
 number of shares of the class of shares acquired in
issue at the time of granting of this general and for
 each 3% in aggregate of the initial number of the
class of shares acquired thereafter, which
announcement shall contain full details of such
acquisitions as required by rule 11.27 of the JSE
Listing Requirements; in determining the price at
which the Company's shares acquired by the Company or
 its subsidiaries in terms of this general approval,
the maximum price at which such shares may be
acquired may not be greater than 10% above the
weighted average of the market price at which such
ordinary shares are traded on the JSE, as determined
over the 5 business days immediately preceding the
date of acquisition of such shares by the Company or
its subsidiaries; and in the case of a derivate [as
contemplated in the JSE Listings Requirements] the
price of the derivate shall be subject to the
limitations set out in Section 5.84(a) of the JSE
Listings Requirements; and the Company and/or its
subsidiaries may not repurchase any shares during a
prohibited period, as defined in the JSE Listings
Requirements, unless the Company and/or its
subsidiaries has in place a repurchase programme,
where dates and quantities of shares to be traded
during the prohibited period are fixed and full
details of the programme have been disclosed in an
announcement over SENS prior to the commencement of

PROPOSAL #O.6: Approve to place 25.3 million [5% of                        ISSUER          YES        AGAINST           AGAINST
issued share capital] of the unissued authorized
ordinary shares in the Company [which for the
purposes of the JSE Listing Requirements and these
resolutions shall include treasury shares] and in
addition the 67.3 million unissued authorized
ordinary shares specifically approved for issue in
terms of the Company's Share Incentive Schemes, under
 the control of the Directors until the next AGM,
subject to the provisions of the Companies Act and
the JSE Listings Requirements and the condition that
no issue of these shares will be made if it could
have the effect of changing control of the Company

PROPOSAL #O.7: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to not less than 75% of the voted
cast by those shareholders of the Company present in
person or represented by proxy to vote at this AGM
voting in favor of this ordinary resolution;
authorize the Directors of the Company of a general
authority to issue [which shall for the purpose of
the JSE Listing Requirements include the sale of
treasury shares] for cash [as contemplated in the JSE
 Listing Requirements] all or any of the authorized
but unissued shares in the capital of the Company,
including options and convertible securities, as and
when they in their discretion deem fit, subject to
the Companies Act, the Articles of Association of the
 Company and the JSE Listing Requirements as
presently constituted and which may be amended from
time to time, and provided that such issues for cash
may not, in the aggregate, in any 1 FY, exceed 5% of
the number of the shares of the relevant class of
shares issued prior to such issue, 15% of the number
of the issued shares of the Company that class of
equity securities before such issue, at the maximum
permitted discount of 10% of the weighted average
traded price on the JSE of those shares over the 30
business days of prior to the date that the price of
the issue is determined or agreed by the Directors of
 the Company; [Authority expires the earlier of the
Company's next AGM or 15 months from the date of the
passing of this ordinary resolution]; a paid press
announcement giving full details, including the
number of shares issued, the average discount to the
weighted average traded price of the shares over the
30 days prior to the date that the price of the issue
 was determined or agreed by the Directors of the
Company arid the expected effect on the net asset
value per share, net tangible asset value per share,
earnings per share and headline earnings per share,
at the time of any issue representing, on a
cumulative basis within 1 FY, 5% or more of the
number of sharps in issue prior to the issue in
accordance with the JSE Listings Requirements; any
issue will only be made to public shareholders as
defined by the JSE Listings Requirements arid not to

PROPOSAL #O.8: Authorize each and every Director of                        ISSUER          YES          FOR               FOR
the Company to do all such things and sign all such
documents as may be necessary for or incidental to
the implementation of the resolutions passed at this
meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PING AN INS GROUP CO CHINA LTD
  TICKER:                N/A             CUSIP:     Y69790106
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company [the Articles of Association] by deleting
 Article 13 in its entirety and substituting
therefore with the specified new Article 13

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD
  TICKER:                N/A             CUSIP:     Y69790106
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company [the Board of Directors] for
 the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company [the Supervisory Committee]
for the YE 31 DEC 2008

PROPOSAL #3.: Approve the annual report and its                            ISSUER          YES          FOR               FOR
summary of the Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the report of the Auditors and                       ISSUER          YES          FOR               FOR
audited financial statements of the Company for the
YE 31DEC 2008

PROPOSAL #5.: Approve the Profit Distribution Plan                         ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008

PROPOSAL #6.: Re-appoint Ernst & Young Hua Ming as                         ISSUER          YES          FOR               FOR
the PRC Auditors and Ernst & Young as the
International Auditors of the Company to hold office
until the conclusion of the next AGM and authorize
the Board of Directors to fix their remuneration

PROPOSAL #7.: Re-elect Mr. Ma Mingzhe as an Executive                      ISSUER          YES          FOR               FOR
 Director of the Company to hold office until the
expiry of the term of the 8th Session of the Board of
 Directors

PROPOSAL #8.: Re-elect Mr. Sun Jianyi as an Executive                      ISSUER          YES          FOR               FOR
 Director of the Company to hold office until the
expiry of the term of the 8th Session of the Board of
 Directors

PROPOSAL #9.: Re-elect Mr. Cheung Chi Yan Louis as an                      ISSUER          YES          FOR               FOR
 Executive Director of the Company to hold office
until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #10.: Appoint Ms. Wang Liping as an                               ISSUER          YES          FOR               FOR
Executive Director of the Company to hold office
until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #11.: Appoint Mr. Jason Bo Yao as an                              ISSUER          YES          FOR               FOR
Executive Director of the Company to hold office
until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #12.: Re-elect Ms. Lin Lijun as a Non-                            ISSUER          YES          FOR               FOR
Executive Director of the Company to hold office
until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #13.: Re-elect Mr. Hu Aimin as a Non-                             ISSUER          YES          FOR               FOR
Executive Director of the Company to hold office
until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #14.: Re-elect Mr. Chen Hongbo as a Non-                          ISSUER          YES          FOR               FOR
executive Director of the Company to hold office
until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #15.: Re-elect Mr. Wong Tung Shun Peter as a                      ISSUER          YES          FOR               FOR
 Non-Executive Director of the Company to hold office
 until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #16.: Re-elect Mr. Ng Sing Yip as a Non-                          ISSUER          YES          FOR               FOR
Executive Director of the Company to hold office
until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #17.: Re-elect Mr. Clive Bannister as a Non-                      ISSUER          YES          FOR               FOR
Executive Director of the Company to hold office
until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #18.: Appoint Ms. Li Zhe as a Non-Executive                       ISSUER          YES          FOR               FOR
Director of the Company to hold office until the
expiry of the term of the 8th Session of the Board of
 Directors

PROPOSAL #19.: Re-elect Mr. Chow Wing Kin Anthony as                       ISSUER          YES          FOR               FOR
an Independent Non-Executive Director of the Company
to hold office until the expiry of the term of the
8th Session of the Board of Directors

PROPOSAL #20.: Re-elect Mr. Zhang Hongyi as an                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company to
hold office until the expiry of the term of the 8th
Session of the Board of Directors

PROPOSAL #21.: Re-elect Mr. Chen Su as an Independent                      ISSUER          YES          FOR               FOR
 Non-Executive Director of the Company to hold office
 until the expiry of the term of the 8th Session of
the Board of Directors

PROPOSAL #22.: Re-elect Mr. Xia Liping as an                               ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company to
hold office until the expiry of the term of the 8th
Session of the Board of Directors

PROPOSAL #23.: Appoint Mr. Tang Yunwei as an                               ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company to
hold office until the expiry of the term of the 8th
Session of the Board of Directors

PROPOSAL #24.: Appoint Mr. Lee Ka Sze Carmelo as an                        ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company to
hold office until the expiry of the term of the 8th
Session of the Board of Directors

PROPOSAL #25.: Appoint Mr. Chung Yu-Wo Danny as an                         ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company to
hold office until the expiry of the term of the 8th
Session of the Board of Directors

PROPOSAL #26.: Approve the Directors' emolument plan                       ISSUER          YES          FOR               FOR
for the Board of Directors

PROPOSAL #27.: Appoint Mr. Gu Liji as an Independent                       ISSUER          YES          FOR               FOR
Supervisor of the Company to hold office until the
expiry of the term of the 6th Session of the
Supervisory Committee

PROPOSAL #28.: Re-elect Mr. Sun Fuxin as an                                ISSUER          YES          FOR               FOR
Independent Supervisor of the Company to hold office
until the expiry of the term of the 6th Session of
the Supervisory Committee

PROPOSAL #29.: Appoint Mr. Song Zhijiang as a                              ISSUER          YES          FOR               FOR
Supervisor of the Company representing the
shareholders of the Company to hold office until the
expiry of the term of the 6th Session of the
Supervisory Committee

PROPOSAL #30.: Approve the Supervisors' emolument                          ISSUER          YES          FOR               FOR
plan for the Supervisory Committee

PROPOSAL #S.31: Approve the proposed amendments to                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company as
specified, and authorize the Board of Directors to
make further amendments which in its opinion may be
necessary, desirable and expedient in accordance with
 the applicable laws and regulations, and as may be
required by the China Insurance Regulatory Commission
 [CIRC] and other relevant authorities, the amended
Articles of Association of the Company as referred to
 in this special resolution shall come into effect
following the relevant approvals from CIRC are

PROPOSAL #S.32: Authorize the Board of Directors,                          ISSUER          YES        AGAINST           AGAINST
subject to this Resolution and in accordance with the
 relevant requirements of the Rules Governing the
Listing of Securities on The Stock Exchange of Hong
Kong Limited, the Articles of Association of the
Company and the applicable Laws and regulations of
the People's Republic of China, the exercise by the
Board of Directors during the Relevant Period [as
specified] of all the powers of the Company to allot,
 issue and deal with, either separately or
concurrently, additional H shares of the Company and
to make or grant offers, agreements, options and
rights of exchange or conversion which might require
the exercise of such powers be hereby generally and
unconditionally approved, during and after the
relevant period, the aggregate nominal amount of H
shares allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted,
issued and dealt with [whether pursuant to an option
or otherwise] by the Board of Directors pursuant to
the approval granted in this Resolution shall not
exceed 20% of the aggregate nominal amount of H
shares of the Company in issue on the date of passing
 this resolution, otherwise than pursuant to [i] a
rights issue [as hereinafter defined] or [ii] any
scrip dividend or similar arrangement providing for
allotment of shares in lieu of the whole or part of a
 dividend on shares of the Company in accordance with
 the Articles of Association; and to make
corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to
reflect the new capital structure upon the allotment
or issuance of shares as provided in this Resolution

PROPOSAL #33.: Appoint Mr. Peng Zhijian as an                              ISSUER          YES          FOR               FOR
Independent Supervisor of the Company to hold office
until the expiry of the term of the 6th Session of
the supervisory Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PIONEER CORPORATION
  TICKER:                N/A             CUSIP:     J63825145
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PIRAMAL HEALTHCARE LTD
  TICKER:                N/A             CUSIP:     Y6941N101
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at and the profit and loss account for the
YE on 31 MAR 2009 and the reports of the Directors
and the Auditors thereon

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Keki Dadiseth as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. S. Ramadorai as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors to hold office                          ISSUER          YES          FOR               FOR
from the conclusion of this meeting until the
conclusion of the next AGM and to fix their

PROPOSAL #6.: Approve, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 258 of the Companies Act, 1956, the number of
 Directors on the Board of the Company be increased
to ten

PROPOSAL #7.: Appoint Ms. Nandini Piramal as the                           ISSUER          YES          FOR               FOR
Board of Directors of the Company as an additional
Director on 01 APR 2009 under Section 260 of the
Companies Act 1956 read with Article 115 of the
Articles of Association of the Company

PROPOSAL #S.8: Approve, in accordance with the                             ISSUER          YES          FOR               FOR
provisions of Sections 198, 269,309 read with
Schedule XIII and other applicable provisions, if
any, of the Companies Act, 1956 [the Act] [including
any statutory modifications or re-enactment thereof
for the time being in force], approval of the members
 to the appointment of Ms. Nandini Piramal as
Executive Director for a period of 3 years with
effect from 01 APR 2009, upon the terms and
conditions including payment of remuneration,
perquisites and benefits as are set out in the draft
of the agreement to be entered into between the
Company and Ms. Nandini Piramal and main terms of
which are set out hereunder, which draft agreement,
with liberty and powers to the Board of Directors
[hereinafter referred to as the Board, which term
shall include its Committee constituted for the
purpose] to reallocate/ re-designate the duties and
responsibilities of Ms. Nandini Piranaal and to grant
 increments and alter and vary from time to time the
terms and conditions, including the amount and type
of perquisites, allowances and benefits to be
provided to Ms. Nandini Piramal so as not to exceed
the remuneration limits as specified in Schedule XIII
 of the Act or any amendments thereto: a) basic
salary: INR 50,00,000 per annum [payable monthly in
arrears], with an authority to the Board to review
the same from time to time as it may deem fit; b)
performance linked bonus: such amount as may be
determined by the Board for each FY of the Company or
 part thereof; c) special allowance: INR 12,20,200
per annum [payable monthly in arrears], or such other
 amount as per Company Policy in force from time to
time or as maybe decided by the Board; d) Perquisites
 and Allowances: in addition to salary, performance
linked bonus and special allowance, Ms. Nandini
Piramal will be entitled to perquisites, benefits and
 allowances like furnished residential accommodation
or house rent allowance in lieu thereof),
reimbursement of expenses in respect of gas,
electricity and water, reimbursement of telephone
expenses, furnishing and repairs, medical
reimbursement for self and family, Leave Travel
Allowance, personal accident insurance, leave and
encashment of leave, contributions to provident fund
and superannuation or annuity fund, gratuity and/or
contribution to gratuity fund, chauffeur driven
company maintained / leased cars [or allowances in
lieu thereon and such other payments in the nature of
 perquisites, benefits and allowances as may be
decided by the Board; in any FY the Company has no
profits or its profits are inadequate, Ms. Nandini
Piramal shall be entitled to receive the same
remuneration, perquisites and benefits as above,
subject to compliance with the applicable provisions
of Schedule XIII of the Act, if and to the extent

PROPOSAL #S.9: Approve, pursuant to the proviso to                         ISSUER          YES          FOR               FOR
Section 163(1) of the Companies Act, 1956, [the Act]
approval be accorded to keep the Register and Index
of Members/Debenture holders and copies of all annual
 returns prepared under Section 159 together with the
 copies of the certificates and documents required to
 be annexed thereto under Section 161 of the Act,
with the Company's Share Transfer Agents, Free
Registry Limited [formerly known as M/s. Amtrac
Management Services Limited] at their administrative
office, as specified

PROPOSAL #10.: Authorize the Board of Directors,                           ISSUER          YES        AGAINST           AGAINST
pursuant to Section 293(1) (d) and other applicable
provisions, if any, of the Companies Act, 1956,
[hereinafter referred to as 'the Board', which term
shall include its Committee(s) constituted for the
purpose] to borrow any sum, or sums of monies and/or
to receive/avail of financial assistance or to
undertake financial obligation in any form, from time
 to time from any 1 or more of the Financial
Institutions, Banks, Funds and/or from any one or
more other persons, firms, bodies corporate, mutual
funds or entities, whether by way of loans, cash
credit, advances, or deposits or bills discounting,
issue of debentures, bonds, financial arrangement or
obligations or otherwise and whether unsecured or
secured by mortgage, charge, hypothecation, lien or
pledge of the Company's assets and properties,
whether immovable or movable or stock-in-trade
[including raw materials, stores, spare parts and
components in stock or in transit] or work in
progress and all or any of the undertakings of the
Company, notwithstanding that the monies to be
borrowed together with the monies already borrowed by
 the Company may exceed the paid up share capital of
the Company and its free reserves, that is to say
reserves not set apart for any specific purpose, the
total amounts so borrowed [apart from temporary loans
 obtained from the Company's bankers in the ordinary
course of business] and outstanding at any point of
time shall not exceed INR 1500 Crores over and above
the aggregate of the then paid up share capital of
the Company and its free reserves, that is to say
reserves not set apart for any specific purpose,
exclusive of interest and other charges and authorize
 the Board to execute/cause to execute such
agreements, debenture trust deeds, indentures of
mortgage, deeds of hypothecation/charge, lien,
promissory notes and other deeds and instruments or
writings containing such conditions and covenants and
 to do, cause to do all acts, deeds, matters and
things in this regard as the Board may think fit and
approve and ratify all amounts that may have been so

PROPOSAL #11.: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, to the provisions of Section 293(1) (a)
and other applicable provisions, if any, of the
Companies Act, 1956, [hereinafter referred to as 'the
 Board', which term shall include its Cornmittee[s]
constituted for the purpose] to create mortgages
charges on all or any of the movable and or immovable
 properties and asset , both present and future, or
on the whole or substantial the whole of the
undertaking or undertakings of the Company,
exclusively or raking pari pass with or second or
subservient subordinate to the mortgages charges, if
my, already created or to be created in future by the
 Company, for securing any loans and or advances
and/or issue of debentures/bonds and/or any financial
 assistance or obligations obtained/undertaken/made
or that may be obtained/undertaken/made by the
Company and/or any 1 or more of its subsidiary/group
companies, both present and that which may be
established or acquired by the Company in future, in
India or abroad, with power to take over the
Management, business and undertaking of the Company
in certain events of default, on such terms and
conditions and at such times and in such form and
manner a the Board may deem fit, so that the total
outstanding amount at any 293(1)(d) of the Companies
Act, 1956 or upto the higher amount/s as may be so
consented by the Company from time to time in future,
 together with interest, costs, charges, expenses,
remuneration and other monies payable in connection
therewith the mortgages/charges created by the
Company so far, confirmed and ratified; and authorize
 the Board to and cause to prepare, finalize, approve
 and execute on behalf of the Company, all documents,
 deeds, agreements, declarations, undertakings and
writings as may be necessary and/or expedient for
giving effect to the foregoing resolution and to vary
 and/or alter the terms and conditions of the
security created/to be created as aforesaid as it may
 deem fit; to delegate all or any of the above powers
 to a Committee of Directors or any 1 of the
Executive Directors or any Principal Officer of the
Company and generally to do all acts, deeds matters
and things as may be necessary, proper, expedient or
incidental for the purpose of giving effect to this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PIRELLI & C SPA
  TICKER:                N/A             CUSIP:     T76434108
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the financial statement at                          ISSUER          NO           N/A               N/A
31DEC 2008, any adjournment thereof

PROPOSAL #O.2: Appoint the regular Auditors and of                         ISSUER          NO           N/A               N/A
alternate Auditors, and the Board of Auditors
Chairman, and determination of the Board of Auditors
emoluments

PROPOSAL #E.1: Approve the reduction of revaluation                        ISSUER          NO           N/A               N/A
reserves to cover operating loss

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PKO BANK POLSKI S.A.
  TICKER:                N/A             CUSIP:     X6919X108
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the correctness of calling                           ISSUER          NO           N/A               N/A
meeting and its ability to approve the resolution

PROPOSAL #4.: Approve the agenda                                           ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve to review the bank activity                          ISSUER          NO           N/A               N/A
report, financial statement and motion regarding
profit distribution

PROPOSAL #6.: Approve the review of the report of the                      ISSUER          NO           N/A               N/A
 Supervisory Board with opinion regarding bank
activity, financial statement and also motion
regarding profit distribution

PROPOSAL #7.A: Approve the bank activity                                   ISSUER          NO           N/A               N/A

PROPOSAL #7.B: Approve the financial statement                             ISSUER          NO           N/A               N/A

PROPOSAL #7.C: Approve the Supervisory Board reports                       ISSUER          NO           N/A               N/A

PROPOSAL #7.D: Approve the distribution                                    ISSUER          NO           N/A               N/A

PROPOSAL #7.E: Grant discharge to the Management                           ISSUER          NO           N/A               N/A
Board Duties Execution

PROPOSAL #7.F: Grant discharge to the Supervisory                          ISSUER          NO           N/A               N/A
Board Duties Execution

PROPOSAL #8.A: Approve the capital group activity                          ISSUER          NO           N/A               N/A
report

PROPOSAL #8.B: Approve the consolidated financial                          ISSUER          NO           N/A               N/A
statement

PROPOSAL #9.: Approve the resolution on increase the                       ISSUER          NO           N/A               N/A
Company's capital

PROPOSAL #10.: Approve the changes in the bank statue                      ISSUER          NO           N/A               N/A

PROPOSAL #11.: Approve the changes in regulations of                       ISSUER          NO           N/A               N/A
the Supervisory Board

PROPOSAL #12.: Approve to acceptance the general                           ISSUER          NO           N/A               N/A
meeting regulations

PROPOSAL #13.: Approve to review the information                           ISSUER          NO           N/A               N/A
regarding the Election of Vice President

PROPOSAL #14.: Approve to review the report of the                         ISSUER          NO           N/A               N/A
Supervisory Board regarding selling the holiday camps

PROPOSAL #15.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PKO BK POLSKI SA
  TICKER:                N/A             CUSIP:     X6919X108
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge the proper convening of the                      ISSUER          NO           N/A               N/A
 meeting and its ability to adopt resolutions

PROPOSAL #4.: Approve the acceptance of the agenda                         ISSUER          NO           N/A               N/A

PROPOSAL #5.: Adopt the resolution on changes in the                       ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #6.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PLUS EXPRESSWAYS BHD
  TICKER:                N/A             CUSIP:     Y70263101
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve that, the holders for ELITE                         ISSUER          YES        ABSTAIN           AGAINST
and the Trustee to allow (if required) ELITE's
nominee (being CIMB Bank Berhad or its affiliates) to
 be included as a party to the BaIDS Trust Deed and
to incorporate a call option provision in the BaIDS
Trust Deed for a call option to be exercised by
ELITE's nominee (being CIMB Bank Berhad or its
affiliates) to purchase all outstanding BaIDS from
the Holders (BaIDS Purchase)

PROPOSAL #E.2: Approve that, by the holders pursuant                       ISSUER          YES        ABSTAIN           AGAINST
to close 7.2 [a] of the BaIDS trust deed for Elite to
 execute the transaction documents for the Sukuk
Musyarakah [to undertake, amongst others, its
obligations under the purchase undertaking in respect
 of the sukuk musyarakah], to incur indebtedness and
create security over Elite's undertaking, property,
assets, revenues rights

PROPOSAL #E.3: Approve that the holders hereby                             ISSUER          YES        ABSTAIN           AGAINST
provide all other consequential or incidental
consents required that my be related to or arising
from the requests of ELITE's pursuant to [i] the
BaIDS purchase, [ii] undertaking of the proposed
issuance of sukuk musyarakah; [iii] the consequential
 consents, in accordance with sukuk musyarajkah
principal terms and conditions includes [but is not
limited to]:- [a] the release and execution of the
distribution amount and the amount standing to the
credit of the distribution account/trust asset
account and the designated accounts from the existing
 debenture and other security documents [if
applicable]; [b] transfer by way of declaration of
trust of part of ELITE's rights under the concession
agreement; [c] to create or permit to exist security
interest over its assets in relation to the sukuk
musyarakah; [d] to incur or permit to indebtedness
for borrowed monies arising from, amongst other
ELITE's obligations under the purchase undertaking
relating to the sukuk musyarakah; and [e] to open,
operate and maintain accounts as required under the
terms and conditions of the sukuk musyarakah and
[iii] the relevant documentation required for the
BaIDS purchase, the consequential consents and the
proposed issuance of the sukuk musyarakah

PROPOSAL #E.4: Authorize the Trustee, the security                         ISSUER          YES        ABSTAIN           AGAINST
Trustee, the facility agent where necessary to do all
 such acts, deed and things (including the giving of
consents) and to execute, sign and deliver all such
documents and/or agreements (including amending the
relevant transaction and security documents) as may
be necessary to give effect to and complete the BaIDS
 purchase and the proposed issuance of Sukuk
Musyarakah and the Extraordinary Resolutions herein
with full power to assent to any conditions,
modifications, variations and/or amendments as may be
 required by the relevant authorities or as the
Trustee, the Security Trustee and the Facility agent
may in their discretion (so long as the Trustee, the
Security Trustee and the Facility Agent is of the
view that such condition, modification, variation
and/or amendment will not prejudice the interest of
the Holders) deem fit or expedient

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PLUS EXPRESSWAYS BHD
  TICKER:                N/A             CUSIP:     Y70263101
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to declare a single tier final                       ISSUER          YES          FOR               FOR
dividend of 9.5 sen per ordinary share for FYE 31 DEC
 2008 as recommended by the Directors

PROPOSAL #2.: Re-elect Tan Sri Dato' Mohd Sheriff                          ISSUER          YES          FOR               FOR
Mohd Kassim as a Director, who retires in accordance
with Article 76 of the Company's Articles of

PROPOSAL #3.: Re-elect Mr. Noorizah Hj Abd Hamid as a                      ISSUER          YES          FOR               FOR
 Director, who retires in accordance with Article 76
of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Datuk Seri Panglima Mohd                        ISSUER          YES          FOR               FOR
Annuar Zaini as a Director, who retires in accordance
 with Article 83 of the Company's Articles of
Association

PROPOSAL #5.: Re-elect Dato' Seri ismail Shahudin as                       ISSUER          YES          FOR               FOR
a Director, who retires in accordance with Article 83
 of the Company's Articles of Association

PROPOSAL #6.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Messrs Ernst & Young as the                       ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

PROPOSAL #8.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 pursuant to Section 132D of the Companies Act, 1965,
 to allot and issue shares in the company at any time
 and upon such terms and conditions and for such
purposes as the Directors may, in their absolute
discretion deem fit, provided that the aggregate
number of shares issued pursuant to this resolution
does not exceed 10% of the issued capital of the
Company as at the date of this AGM and authorize the
Directors to obtain the approval for the listing of
and quotation for the additional shares so issued on
Bursa Malaysia Securities Berhad and that such
authority shall continue to be in force until the
conclusion of the next AGM of the Company

PROPOSAL #9.: Approve the renewal of the                                   ISSUER          YES          FOR               FOR
Shareholders' Mandate for the Company and/or its
subsidiaries [PluS Expressways Group], pursuant to
Paragraph 10.09 of the listing requirements of Bursa
Malaysia Securities Berhad, to enter into recurrent
related party transactions of a revenue or trading
nature, which are necessary for the day-to-day
operations of the PluS expressways Group to be
entered into by the PluS expressways Group provided
such transactions are in the ordinary course of
business and are on terms not more favorable to the
related party than those generally available to the
public, particulars of which are set out in Section
2.2 of the circular to shareholders of the Company
dated 13 MAY 2009, and such approval conferred by the
 Shareholders' Mandate shall continue to be in force
until: a) the conclusion of the next AGM of the
Company following this AGM at which such mandate is
passed, at which time it will lapse, unless by a
Resolution passed at such general meeting whereby the
 authority is renewed; b) the expiration of the
period within which the next AGM of the Company after
 the date is required to be held pursuant to Section
143(1) of the Companies Act, 1965 [Act] [but shall
not extend to such extension as may be allowed
pursuant to Section 143(2) of the Act]; or c) revoked
 or varied by resolution passed by the shareholders
in a general meeting, whichever is the earlier, and
authorize the Directors of the Company and/or any of
them [as the case may be] to complete and do all such
 acts and things [including executing such documents
under the common seal in accordance with the
provisions of the Articles of Association of the
Company, as may be required] to give effect to the

PROPOSAL #10.: Approve the Shareholders' Mandate for                       ISSUER          YES          FOR               FOR
the Company and/or its subsidiaries [PluS expressways
 Group] pursuant to Paragraph 10.09 of the listing
requirements of Bursa Malaysia Securities Berhad, to
enter into additional recurrent related party
transactions of a revenue or trading nature, which
are necessary for the day-to-day operations of the
PluS expressways Group to be entered into by the PluS
 expressways Group provided such transactions are in
the ordinary course of business and are on terms not
more favorable to the related party than those
generally available to the public, particulars of
which are set out in Section 2.3 of the circular to
Shareholders of the Company dated 13 MAY 2009, and
that such approval conferred by the Shareholders'
Mandate shall continue to be in force until: a) the
conclusion of the next AGM of the company following
this AGM at which such mandate is passed, at which
time it will lapse, unless by a resolution passed at
such general meeting whereby the authority is
renewed; b) the expiration of the period within which
 the next AGM of the Company after the date is
required to be held pursuant to Section 143(1) of the
 companies Act, 1965 [Act] [but shall not extend to
such extension as may be allowed pursuant to Section
143(2) of the Act]; or c) revoked or varied by
resolution passed by the shareholders in a general
meeting, whichever is the earlier, authorize the
Directors of the Company and/or any of them [as the
case may be] to complete and do all such acts and
things [including executing such documents under the
common seal in accordance with the provisions of the
Articles of Association of the Company, as may be
required] to give effect to the proposed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLARIS SECURITIES CO LTD
  TICKER:                N/A             CUSIP:     Y7057U103
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: 2008 financial statements, business                         ISSUER          YES          FOR               FOR
report, and consolidated financial statement

PROPOSAL #1.B: Recognize 2008 loss                                         ISSUER          YES          FOR               FOR

PROPOSAL #1.C: Revision of Corporate Governance                            ISSUER          YES          FOR               FOR
Policies

PROPOSAL #1.D: Revision of asset discretionary                             ISSUER          YES          FOR               FOR
protocols

PROPOSAL #1.E.1: Elect Boa Ding Investment Co., Ltd                        ISSUER          YES          FOR               FOR
Rep: Mr. Shaio Da Lin as a Board of Director of the
Company [ID: 22820973]

PROPOSAL #1.E.2: Elect Boa Ding Investment Co., Ltd                        ISSUER          YES          FOR               FOR
Rep.: Mr. Ming Chuan Wei as a Board of Director of
the Company [ID: 22820973]

PROPOSAL #1.E.3: Elect Boa Ding Investment Co., Ltd                        ISSUER          YES          FOR               FOR
Rep.: Mr Peter GuBin Huang as a Board of Director of
the Company [ID: 22820973]

PROPOSAL #1.E.4: Elect Boa Ding Investment Co., Ltd                        ISSUER          YES          FOR               FOR
Rep.: Jack Pai as a Board of Director of the Company
[ID: 22820973]

PROPOSAL #1.E.5: Elect Boa Ding Investment Co., Ltd                        ISSUER          YES          FOR               FOR
Rep: Mr. Rober C. Won as a Board of Director of the
Company [ID: 22820973]

PROPOSAL #1.E.6: Elect Mao Her Enterprise Co., Ltd                         ISSUER          YES          FOR               FOR
Rep.: Mr. Chia Yen Lin as a Board of Director of the
Company [ID: 97473503]

PROPOSAL #1.E.7: Elect Benshun Investment Co., Ltd                         ISSUER          YES          FOR               FOR
Rep.: Mr. Shu Rai Lai Chou as a Board of Director of
the Company [ID: 80174474]

PROPOSAL #1.E.8: Elect Hsin_Tai Investment Co., Ltd                        ISSUER          YES          FOR               FOR
Rep: Mr. Chi-Su Lung as a Board of Director of the
Company [ID: 22766561]

PROPOSAL #1.E.9: Elect Ro Seng Tai Co., Ltd Rep.: Mr.                      ISSUER          YES          FOR               FOR
 Min Chin Ho as a Board of Director of the Company
[ID: 27570159]

PROPOSAL #1.E10: Elect Mr. Her Tsi Wei as a Board of                       ISSUER          YES          FOR               FOR
Director of the Company [ID: A202448636]

PROPOSAL #1.E11: Elect Mr. Lung Fang Lin as a Board                        ISSUER          YES          FOR               FOR
of Director of the Company [ID Y120008477]

PROPOSAL #1.E12: Elect Mr. Chin Yi Lin as a Board of                       ISSUER          YES          FOR               FOR
Director of the Company [ID: C220394884]

PROPOSAL #1.E13: Elect Mr. Jin-Sheng Duann as a Board                      ISSUER          YES          FOR               FOR
 of Director of the Company [ID: E100859035]

PROPOSAL #1.E14: Elect Mr. Hsing-Yi Chow as a Board                        ISSUER          YES          FOR               FOR
of Director of the Company [ID: A120159158]

PROPOSAL #1.E15: Elect Mr. Horng-Chyuan Hwang as a                         ISSUER          YES          FOR               FOR
Board of Director of the Company [ID: R103030827]

PROPOSAL #1.E16: Elect Tai Hui Enterprise Co., Ltd                         ISSUER          YES          FOR               FOR
Rep.: Mr. Eugene Y. Huang as a Supervisor [ID:
04382590]

PROPOSAL #1.E17: Elect Chuan Ying Investment Co., Ltd                      ISSUER          YES          FOR               FOR
 Rep.: Mr. Cheng Dai as a Supervisor [ID: 23221053]

PROPOSAL #1.E18: Elect Aibo Investment Co., Ltd Rep:                       ISSUER          YES          FOR               FOR
Mr. Victoria W. Liu as a Supervisor [ID: 16093659]

PROPOSAL #1.E19: Elect Ji Feng Investment Co., Ltd                         ISSUER          YES          FOR               FOR
Rep.: Mr. Su Cheng Lu Wang as a Supervisor [ID:
70456559]

PROPOSAL #1.E20: Elect Mr. William I. Liou as a                            ISSUER          YES          FOR               FOR
Supervisor [ID: A127044212]

PROPOSAL #1.F: Impromptu agenda                                            ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKI KONCERN NAFTOWY ORLEN  S A
  TICKER:                N/A             CUSIP:     X6922W204
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Open meeting                                                 ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the meeting Chairman                                   ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge the proper convening of                          ISSUER          NO           N/A               N/A
meeting

PROPOSAL #4.: Approve the agenda of the meeting                            ISSUER          NO           N/A               N/A

PROPOSAL #5.: Elect the Members of Vote Counting                           ISSUER          NO           N/A               N/A
Commission

PROPOSAL #6.: Receive the Management Board Report on                       ISSUER          NO           N/A               N/A
Company's Operations in fiscal 2008, financial
statements and proposal on treatment of net loss

PROPOSAL #7.: Receive the Management Board report on                       ISSUER          NO           N/A               N/A
Group's Operations in fiscal 2008 and consolidated
financial statements

PROPOSAL #8.: Receive the Supervisory Board report on                      ISSUER          NO           N/A               N/A
 its review of Management Board report on Company's
Operations in fiscal 2008, financial statements, and
Management Board Proposal on treatment of net loss

PROPOSAL #9.: Receive the Supervisory Board report on                      ISSUER          NO           N/A               N/A
 its review of the Management Board report on Group's
 Operations in fiscal 2008 and consolidated financial
 statements

PROPOSAL #10.: Receive the Supervisory Board report                        ISSUER          NO           N/A               N/A
on its activities in fiscal 2008 and Company standing

PROPOSAL #11.: Approve the Management Board report on                      ISSUER          NO           N/A               N/A
 Company's Operations in fiscal 2008 and financial
statements

PROPOSAL #12.: Approve the Management Board report on                      ISSUER          NO           N/A               N/A
 Group's Operations in fiscal 2008 and consolidated
financial statements

PROPOSAL #13.: Approve the treatment of net loss                           ISSUER          NO           N/A               N/A

PROPOSAL #14.1: Grant discharge to Piotr Kownacki                          ISSUER          NO           N/A               N/A
[Chief Executive Officer]

PROPOSAL #14.2: Grant discharge to Wojciech Heydel                         ISSUER          NO           N/A               N/A
[Chief Executive Officer]

PROPOSAL #14.3: Grant discharge to Dariusz Krawiec                         ISSUER          NO           N/A               N/A
[Deputy Chief Executive Officer, Chief Executive
Officer]

PROPOSAL #14.4: Grant discharge to Cezary Filipowicz                       ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #14.5: Grant discharge to Waldemar Maj                            ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #14.6: Grant discharge to Slawomir                                ISSUER          NO           N/A               N/A
Jedrzejczyk [Management Board]

PROPOSAL #14.7: Grant discharge to Krzysztof                               ISSUER          NO           N/A               N/A
Szwedowski [Management Board]

PROPOSAL #14.8: Grant discharge to Dariusz Formela                         ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #14.9: Grant discharge to Krystian Pater                          ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #14.10: Grant discharge to Wojciech Kotlarek                      ISSUER          NO           N/A               N/A
 [Management Board]

PROPOSAL #14.11: Grant discharge to Marek Serafin                          ISSUER          NO           N/A               N/A
[Management Board]

PROPOSAL #15.1: Grant discharge to Malgorzata                              ISSUER          NO           N/A               N/A
Slepowronska [Supervisory Board Chair]

PROPOSAL #15.2: Grant discharge to Maciej Mataczynski                      ISSUER          NO           N/A               N/A
 [Supervisory Board Chairman]

PROPOSAL #15.3: Grant discharge to Raimondo Eggink                         ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.4: Grant discharge to Marek Karabula                          ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.5: Grant discharge to Krzysztof                               ISSUER          NO           N/A               N/A
Rajczewski [Supervisory Board]

PROPOSAL #15.6: Grant discharge to Ryszard Stefanski                       ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.7: Grant discharge to Angelina Sarota                         ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.8: Grant discharge to Robert Czapla                           ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.9: Grant discharge to Marek Drac - Taton                      ISSUER          NO           N/A               N/A
 [Supervisory Board]

PROPOSAL #15.10: Grant discharge to Zbigniew                               ISSUER          NO           N/A               N/A
Macioszko [Supervisory Board]

PROPOSAL #15.11: Grant discharge to Agata Mikolajczyk                      ISSUER          NO           N/A               N/A
 [Supervisory Board]

PROPOSAL #15.12: Grant discharge to Janusz Zielinski                       ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.13: Grant discharge to Grzegorz Borowiec                      ISSUER          NO           N/A               N/A
 [Supervisory Board]

PROPOSAL #15.14: Grant discharge to Krzysztof Kolach                       ISSUER          NO           N/A               N/A
[Supervisory Board]

PROPOSAL #15.15: Grant discharge to Piotr                                  ISSUER          NO           N/A               N/A
Wielowieyski [Supervisory Board]

PROPOSAL #15.16: Grant discharge to Grzegorz                               ISSUER          NO           N/A               N/A
Michniewicz [Supervisory Board]

PROPOSAL #15.17: Grant discharge to Jaroslaw                               ISSUER          NO           N/A               N/A
Roclawski [Supervisory Board]

PROPOSAL #16.: Approve the sale, lease, or charge of                       ISSUER          NO           N/A               N/A
other right to third party of organized part of
enterprise

PROPOSAL #17.1: Amend the statute regarding technical                      ISSUER          NO           N/A               N/A
 changes

PROPOSAL #17.2: Amend the statute regarding corporate                      ISSUER          NO           N/A               N/A
 purpose

PROPOSAL #17.3: Amend the statute regarding share                          ISSUER          NO           N/A               N/A
cancellation; other amendments

PROPOSAL #17.4: Amend the statute regarding convening                      ISSUER          NO           N/A               N/A
 of general meetings

PROPOSAL #17.5: Amend the statute regarding general                        ISSUER          NO           N/A               N/A
meeting authority

PROPOSAL #17.6: Amend the statute regarding editorial                      ISSUER          NO           N/A               N/A
 change

PROPOSAL #17.7: Amend the statute regarding                                ISSUER          NO           N/A               N/A
definition of shareholder

PROPOSAL #17.8: Amend the statute regarding                                ISSUER          NO           N/A               N/A
definition of Parent Company and subsidiary

PROPOSAL #17.9: Amend the statute regarding                                ISSUER          NO           N/A               N/A
cumulating and reduction of votes

PROPOSAL #17.10: Amend the statute regarding                               ISSUER          NO           N/A               N/A
cumulating and reduction of votes

PROPOSAL #17.11: Amend the statute regarding                               ISSUER          NO           N/A               N/A
cumulating and reduction of votes

PROPOSAL #17.12: Amend the statute regarding voting                        ISSUER          NO           N/A               N/A
rights cap

PROPOSAL #17.13: Amend the statute regarding Civil                         ISSUER          NO           N/A               N/A
Code
PROPOSAL #17.14: Amend the statute regarding election                      ISSUER          NO           N/A               N/A
 and recall of Supervisory Board Members

PROPOSAL #17.15: Amend the statute regarding term of                       ISSUER          NO           N/A               N/A
office of the Supervisory and the Management Boards

PROPOSAL #17.16: Amend the statute regarding Board                         ISSUER          NO           N/A               N/A
Independence

PROPOSAL #17.17: Amend the statute regarding the                           ISSUER          NO           N/A               N/A
Supervisory Board Authority

PROPOSAL #17.18: Amend the statute regarding the                           ISSUER          NO           N/A               N/A
requirement to obtain Supervisory Board approval

PROPOSAL #17.19: Amend the statute regarding the                           ISSUER          NO           N/A               N/A
Management Board

PROPOSAL #17.20: Authorize the Supervisory Board to                        ISSUER          NO           N/A               N/A
approve consolidated text of statute

PROPOSAL #18.1: Amend the regulations on general                           ISSUER          NO           N/A               N/A
meetings

PROPOSAL #18.2: Amend the regulations on general                           ISSUER          NO           N/A               N/A
meetings; authorize the Supervisory Board to approve
consolidated text of regulations

PROPOSAL #19.1: Approve to fix number of Supervisory                       ISSUER          NO           N/A               N/A
Board Members

PROPOSAL #19.2: Approve to recall the Supervisory                          ISSUER          NO           N/A               N/A
Board Member(s)

PROPOSAL #19.3: Elect the Supervisory Board Member(s)                      ISSUER          NO           N/A               N/A

PROPOSAL #20.: Close Meeting                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKIE GORNICTWO NAFTOWE I GAZOWNICTWO SA-POLISH
  TICKER:                N/A             CUSIP:     X6582S105
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge the proper convening of the                      ISSUER          NO           N/A               N/A
 meeting and its ability to adopt resolution

PROPOSAL #4.: Approve to prepare the attendance list                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the disposal of shares in                            ISSUER          NO           N/A               N/A
Agencja Rozwoju Pomorza S.A. in accordance with the
procedure and on the terms and conditions stipulated
in Article 4181 of the Commercial Companies code

PROPOSAL #6.: Miscellaneous                                                ISSUER          NO           N/A               N/A

PROPOSAL #7.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKIE GORNICTWO NAFTOWE I GAZOWNICTWO SA-POLISH
  TICKER:                N/A             CUSIP:     X6582S105
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Appoint the meeting's Chairman                               ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the statement of the meeting's                       ISSUER          NO           N/A               N/A
legal validity

PROPOSAL #4.: Approve to make up the attendance list                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the financial statement for                          ISSUER          NO           N/A               N/A
2008 and the Management's report on Company's
activity in 2008

PROPOSAL #6.: Approve the consolidated financial                           ISSUER          NO           N/A               N/A
statement of the capital group for 2008 and the
Management's report on activity of the company's
capital group in 2008

PROPOSAL #7.: Approve the duties fulfilling by the                         ISSUER          NO           N/A               N/A
Management for 2008

PROPOSAL #8.: Approve the duties fulfilling by the                         ISSUER          NO           N/A               N/A
Supervisory Board's Members for 2008

PROPOSAL #9.: Adopt the profit for 2008 distribution                       ISSUER          NO           N/A               N/A

PROPOSAL #10.: Approve to determine the assets to be                       ISSUER          NO           N/A               N/A
provided as non-cash dividend and definition of the
method of their valuation

PROPOSAL #11.: Miscellaneous                                               ISSUER          NO           N/A               N/A

PROPOSAL #12.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKIE GSRNICTWO NAFTOWE I GAZOWNICTWO SA
  TICKER:                N/A             CUSIP:     X6582S105
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve to state if the meeting has                          ISSUER          NO           N/A               N/A
been convened in conformity of regulations and
assuming its capability to pass valid resolutions

PROPOSAL #4.: Approve to prepare a list of attendance                      ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the resolution on taking over                        ISSUER          NO           N/A               N/A
of the shares of Zaklady Azotowe W Tarnowie Moscicach

PROPOSAL #6.: Miscellaneous                                                ISSUER          NO           N/A               N/A

PROPOSAL #7.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKIE GSRNICTWO NAFTOWE I GAZOWNICTWO SA
  TICKER:                N/A             CUSIP:     X6582S105
  MEETING DATE:          9/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the statement of the meeting's                       ISSUER          NO           N/A               N/A
legal validity

PROPOSAL #4.: Approve to prepare the attendance list                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the sale of the Wloclawek-                           ISSUER          NO           N/A               N/A
Gdynia Gasmain in the Section of TCZEW city without
notice of bidding

PROPOSAL #6.: Approve the taking up Nysagaz new                            ISSUER          NO           N/A               N/A
shares and paying for shares in cash

PROPOSAL #7.: Adopt to grant Krzysztof Glogowski the                       ISSUER          NO           N/A               N/A
annual bonus for 2007

PROPOSAL #8.: Other issues                                                 ISSUER          NO           N/A               N/A

PROPOSAL #9.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKIE GSRNICTWO NAFTOWE I GAZOWNICTWO SA
  TICKER:                N/A             CUSIP:     X6582S105
  MEETING DATE:          10/8/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve to state if the meeting has                          ISSUER          NO           N/A               N/A
been convened in conformity of regulations and
assuming its capability to pass valid resolutions

PROPOSAL #4.: Approve to prepare the list of                               ISSUER          NO           N/A               N/A
attendance
PROPOSAL #5.: Adopt the resolutions on approval of                         ISSUER          NO           N/A               N/A
sales by PGNIGS.A., with its registered office in
Warsaw, 100% shares of Company LNG SP. Z O.O., with
its registered office in SWINOUJSCIE, without
carrying out tender

PROPOSAL #6.: Free motions                                                 ISSUER          NO           N/A               N/A

PROPOSAL #7.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKIE GSRNICTWO NAFTOWE I GAZOWNICTWO SA
  TICKER:                N/A             CUSIP:     X6582S105
  MEETING DATE:          11/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve to state if the meeting has                          ISSUER          NO           N/A               N/A
been convened in conformity of regulations and
assuming its capability to pass valid Resolutions

PROPOSAL #4.: Approve to prepare the attendance list                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the selling price for shares in                      ISSUER          NO           N/A               N/A
 Polskie LNG SP Z O O determined by way of valuation
by Independent Expert

PROPOSAL #6.: Approve to give consent to decrease                          ISSUER          NO           N/A               N/A
price of selling of real estate in Lwowek Slaski

PROPOSAL #7.: Approve the changes in composition of                        ISSUER          NO           N/A               N/A
Supervisory Board of Pgnig SA

PROPOSAL #8.: Free motions                                                 ISSUER          NO           N/A               N/A

PROPOSAL #9.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKIE GSRNICTWO NAFTOWE I GAZOWNICTWO SA
  TICKER:                N/A             CUSIP:     X6582S105
  MEETING DATE:          12/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman of the meeting                            ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge the proper convening of the                      ISSUER          NO           N/A               N/A
 meeting and its ability to adopt the resolutions

PROPOSAL #4.: Approve to prepare the attendance list                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Adopt the resolution concerning use of                       ISSUER          NO           N/A               N/A
the capital reserve designated as central
restructuring fund for one off payments of redundancy
 payments to the former employees of Zun Naftomet SP.
 Z.O.O of Krosno and Geovita SP. Z.O.O of Warsaw

PROPOSAL #6.: Adopt the resolution concerning the                          ISSUER          NO           N/A               N/A
programme for Streamlining of employment and
redundancy payments to the employees of the Pgnig
Group for 2009/2011 Phase III, together with the
appendices

PROPOSAL #7.: Adopt the resolution concerning the                          ISSUER          NO           N/A               N/A
extension of the term of existence of the Company's
capital reserve designated as Central Restructuring
Fund

PROPOSAL #8.: Miscellaneous                                                ISSUER          NO           N/A               N/A

PROPOSAL #9.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKIE GSRNICTWO NAFTOWE I GAZOWNICTWO SA
  TICKER:                N/A             CUSIP:     X6582S105
  MEETING DATE:          1/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman of the meeting                            ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge the proper convening of the                      ISSUER          NO           N/A               N/A
 meeting and its ability to adopt the resolutions

PROPOSAL #4.: Approve to prepare the attendance list                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve and adopt the sale of non                            ISSUER          NO           N/A               N/A
current asset in the form of recorded Know-How, which
 was developed and then recorded in the documentation
 prepared by Ramboll Oil Gas A/S, along with the
ownership rights to the copies of the documentation,
to Ogp Gaz-System SA of Warsaw without a public
tender procedure

PROPOSAL #6.: Miscellaneous                                                ISSUER          NO           N/A               N/A

PROPOSAL #7.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLSKIE GSRNICTWO NAFTOWE I GAZOWNICTWO SA
  TICKER:                N/A             CUSIP:     X6582S105
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge the proper convening of the                      ISSUER          NO           N/A               N/A
 meeting and its ability to adopt the resolutions

PROPOSAL #4.: Approve to prepare the attendance list                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the execution by the Management                      ISSUER          NO           N/A               N/A
 Board of Exchange agreement where by Pgnig Sa will
transfer to Karpacka Spolka Gazownictwa SP Z O.O. of
Tarnow: I] its interest in the perpetual usufruct of
the land located at UL. Diamentowa 15 in Lublin and
the assets attached, in exchange for the perpetual
usufruct the land located at UL, Olszewski ego 2b in
Lublin and the assets attached, II] its interest in
the perpetual usufruct of the land located at UL,
Wspolna 5 in Rzeszow and the assets attached, in
exchange for the perpetual usufruct of the land
located at UL, Wspulna 1 in Rzeszow and the assets
attached thereto

PROPOSAL #6.: Approve to increase the Share Capitals                       ISSUER          NO           N/A               N/A
of Gornoslaska Spolka Gazownictwa SP. Z O.O.,
Mazowiecka Spolka Gazownictwa SP    Z O.O. and
Dolnoslaska Spolka Gazownictwa SP. Z O.O. by
contributing to the companies the perpetual right to
the land and the ownership to the buildings and
structures erected thereon, and to acquire the shares
 comprising the increased Share capitals of the
Companies

PROPOSAL #7.: Approve the acquisition of shares                            ISSUER          NO           N/A               N/A
comprising the increased Shares Capital of Dewon Z.

PROPOSAL #8.: Miscellaneous                                                ISSUER          NO           N/A               N/A

PROPOSAL #9.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POLYUS GOLD
  TICKER:                N/A             CUSIP:     678129107
  MEETING DATE:          11/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
to be paid to the Members of OJSC Polyus Gold Board
of Directors Messrs. V.N. Braiko and Robert Buchan
who are 'Independent Directors' in accordance with
the requirements of Paragraphs 6.2.8 of OJSC Polyus
Gold Charter from the date of their election OJSC
Polyus Gold Board of Directors Members until the date
 of termination of their powers shall be in the
amount of RUB 937,500 per quarter each, and that the
document supported expenses incurred by them due to
the discharge of their duties as OJSC Polyus Gold
Board of Directors Members shall be reimbursed in the
 amount of up to RUB 2,000,000 per year to each of
them; to resolve that should an 'Independent
Director' be elected Chairman of the Audit Committee
or staff and Remuneration Committee of the Board of
Directors of OJSC Polyus Gold be is entitled to the
additional remuneration of RUB 468,750 per quarter
during his term of office as the Committee Chairman

PROPOSAL #2.: Approve the participation of OJSC                            ISSUER          YES          FOR               FOR
Polyus Gold in the non-profit organization - All
Russia Intersectoral Association of Employers
Producers of Nickel and Precious Metals by joining it

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POONGSAN CORP, PYEONGTAEK
  TICKER:                N/A             CUSIP:     Y7021M104
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 1st balance sheet, income                        ISSUER          YES          FOR               FOR
statement and the disposition of the retained earnings

PROPOSAL #2.: Elect 1 Standing Director                                    ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POONGSAN HOLDINGS CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y70692101
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect 2 Executive Directors                                  ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect 1 Executive Auditor                                    ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PORSCHE AUTOMOBIL HLDG SE
  TICKER:                N/A             CUSIP:     D6240C122
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the adopted financial                        ISSUER          NO           N/A               N/A
statements, the approved consolidated financial
statements and the combined management report for the
 Company and the group for the business year
2007/2008 [01 AUG 2007-31 JUL 2008] with the report
of the Supervisory Board

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 2,190,000,000 as follows:
 Payment of a dividend of EUR 2.694 per common share
Payment of a dividend of EUR 2.70 per preferred share
 EUR 1,718,025,000 shall be allocated to the revenue
reserve Ex-dividend and payable date: 02 FEB 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.1.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Wolfgang Porsche

PROPOSAL #5.2.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Ulrich Lehner

PROPOSAL #5.3.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Ferdinand K. Piech

PROPOSAL #5.4.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Hans Michel Piech

PROPOSAL #5.5.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Ferdinand Oliver Porsche

PROPOSAL #5.6.: Elections to the Supervisory Board:                        ISSUER          NO           N/A               N/A
Mr. Hans-Peter Porsche

PROPOSAL #6.: Resolution on the remuneration for                           ISSUER          NO           N/A               N/A
Members of the Supervisory Board a) aa) each member
of the Supervisory Board shall received a fixed
annual remuneration of EUR 25,000 in proportion to
the period from 13 NOV 2007 to 31 JUL 2008 and to the
 period from 01 AUG 2008 to 30 JAN 2009 bb) each
member of the Supervisory Board shall receive an
attendance fee of EUR 3,000 per Supervisory Board
meeting and per committee meeting; cc) each member of
 the Supervisory Board shall receive a profit-related
 remuneration of EUR 10 per every EUR 1,000,000 of
the Company's earnings before tax in excess of EUR
300,000,000:- for the 2007/2008 FY, proportionately
to the period from 13 NOV 2007 to 31 JUL 2008-for the
 3 FY preceding the 2007/2008 FY, proportionately to
the period from 13 NOV 2007 to 31 JUL 2008-for the
2008/2009 FY, proportionately to the period from 01
AUG 2008 to 30 JAN 2009-for the 3 FY preceding the
2008/2009 FY, proportionately to the period from 01
AUG 2008 to 30 JAN 2009 b) the Chairman shall receive
 twice, the Deputy Chairman one and a half times, the
 amount under a), aa) and cc)

PROPOSAL #7.: Amendments to Section 9(1) to (3) and                        ISSUER          NO           N/A               N/A
Section 18(2) of the Articles of Association, the
Board of Managing Directors and the works council
have agreed that employee representatives having
accepted their election shall be immediately admitted
 to the Supervisory Board; the approval by the
general meeting is no longer necessary, Section 18(2)
 shall be amended in respect of the right of
attendance and voting at shareholders, meetings being
 contingent upon shareholders registering with the
Company by the seventh day before the meeting, and
providing evidence of their shareholding as per the

PROPOSAL #8.: Appointment of Auditors for the                              ISSUER          NO           N/A               N/A
2008/2009 FY: Ernst + Young AG, Stuttgart

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PORT OF TAURANGA LTD POT
  TICKER:                N/A             CUSIP:     Q7701D100
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report for the YE 30                      ISSUER          YES          FOR               FOR
 JUN 2008, together with the reports of the Directors
 and the Auditors thereon

PROPOSAL #2.i: Re-elect Mr. John Michael Cronin as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.ii: Re-elect Mr. David Alan Pilkington as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.: Approve to increase the total                                ISSUER          YES          FOR               FOR
remuneration payable to the Directors from NZD
380,000 per annum to NZD 420,000 per annum being an
increase of NZD 40,000 per annum as specified

PROPOSAL #4.: Re-appoint the Audit Office as the                           ISSUER          YES          FOR               FOR
Auditors of the Company, pursuant to Section 19 of
the Port Companies Act 1988 and authorize the
Directors to fix the Auditor's remuneration for the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PORTO SEGURO SA
  TICKER:                N/A             CUSIP:     P7905C107
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the cancellation of 1,293,600                        ISSUER          YES          FOR               FOR
common shares issued by the Company kept in treasury,
 without reducing the share capital, and the
consequent amendment of Article 5 of the Corporate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PORTO SEGURO SA
  TICKER:                N/A             CUSIP:     P7905C107
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve to examine, discuss and vote                         ISSUER          YES          FOR               FOR
the financial statements and the administrations
report for the FYE 31 DEC 2008

PROPOSAL #B.: Approve the destination of the YE                            ISSUER          YES          FOR               FOR
results of 2008

PROPOSAL #C.: Ratify the Board of Director's                               ISSUER          YES          FOR               FOR
decisions made in meeting held on 19 DEC 2008 ,
relating to the interest on own Equity book credited
to Shareholder's on 30 DEC 2008

PROPOSAL #D.: Approve the setting of the date for the                      ISSUER          YES          FOR               FOR
 payment of interest on own Equity to Shareholder's

PROPOSAL #E.: Approve to set the remuneration of the                       ISSUER          YES          FOR               FOR
Director's and and Board of Director's

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PORTUGAL TELECOM SGPS SA, LISBOA
  TICKER:                N/A             CUSIP:     X6769Q104
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Management report, balance                       ISSUER          NO           N/A               N/A
sheet and accounts for the year 2008

PROPOSAL #2.: Receive the consolidated Management                          ISSUER          NO           N/A               N/A
report, balance sheet and accounts for the year 2008

PROPOSAL #3.: Approve the application of profits and                       ISSUER          NO           N/A               N/A
distribution of reserves

PROPOSAL #4.: Approve the general appraisal of the                         ISSUER          NO           N/A               N/A
Company's Management and Supervision

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          NO           N/A               N/A
 PROPOSAL: amend the number 1 of Article 18 of the
Company's Articles of Association

PROPOSAL #6.: Elect the Members of the corporate                           ISSUER          NO           N/A               N/A
bodies and of the compensation committee for the
2009-2011 term of office

PROPOSAL #7.: Elect the Chartered Accountant,                              ISSUER          NO           N/A               N/A
effective and alternate, for the 2009-2011 term of
office

PROPOSAL #8.: Amend the number 4 of Article 13 of the                      ISSUER          NO           N/A               N/A
 Company's Article of Association

PROPOSAL #9.: Approve the acquisition and disposal of                      ISSUER          NO           N/A               N/A
 own shares

PROPOSAL #10.: Approve, pursuant to number 4 of                            ISSUER          NO           N/A               N/A
Article 8 of the Article of Association, on the
parameters applicable in the event of any issuance of
 bonds convertible into shares that may be resolved
upon by the Board of Directors

PROPOSAL #11.: Approve the suppression of the pre-                         ISSUER          NO           N/A               N/A
emptive right of shareholders in the subscription of
any issuance of convertible bonds as referred to
under Item 9 hereof as may be resolved upon by the
Board of Directors

PROPOSAL #12.: Approve to resolve the issuance of                          ISSUER          NO           N/A               N/A
bonds and other securities, of whatever nature, by
the Board of Directors, and notably on the fixing of
the value of such securities in accordance with
number 3 of Article 8 and Paragraph e) of number 1 of
 Article 15 of the Articles of Association

PROPOSAL #13.: Approve to resolve on the acquisition                       ISSUER          NO           N/A               N/A
and disposal of own bonds and other own securities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POSCO
  TICKER:                PKX             CUSIP:     693483109
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF BALANCE SHEET, INCOME                            ISSUER          YES          FOR             AGAINST
STATEMENT, AND THE STATEMENT OF APPROPRIATION OF
RETAINED EARNINGS FOR THE 41TH FISCAL YEAR

PROPOSAL #02: PARTIAL AMENDMENTS TO ARTICLES OF                            ISSUER          YES          FOR             AGAINST
INCORPORATION

PROPOSAL #3A1: ELECTION OF INDEPENDENT NON-EXECUTIVE                       ISSUER          YES          FOR             AGAINST
DIRECTOR: YOO, JANG-HEE

PROPOSAL #3A2: ELECTION OF INDEPENDENT NON-EXECUTIVE                       ISSUER          YES          FOR             AGAINST
DIRECTOR: HAN, JOON-HO

PROPOSAL #3A3: ELECTION OF INDEPENDENT NON-EXECUTIVE                       ISSUER          YES          FOR             AGAINST
DIRECTOR: LEE, YOUNG-SUN

PROPOSAL #3A4: ELECTION OF INDEPENDENT NON-EXECUTIVE                       ISSUER          YES          FOR             AGAINST
DIRECTOR: KIM, BYUNG KI

PROPOSAL #3A5: ELECTION OF INDEPENDENT NON-EXECUTIVE                       ISSUER          YES          FOR             AGAINST
DIRECTOR: LEE, CHANG HEE

PROPOSAL #3B1: ELECTION OF AUDIT COMMITTEE MEMBER:                         ISSUER          YES          FOR             AGAINST
LEE, CHANG HEE

PROPOSAL #3C1: ELECTION OF EXECUTIVE DIRECTOR: CHUNG,                      ISSUER          YES          FOR             AGAINST
 JOON-YANG (CEO CANDIDATE)

PROPOSAL #3C2: ELECTION OF EXECUTIVE DIRECTOR: LEE,                        ISSUER          YES          FOR             AGAINST
DONG-HEE

PROPOSAL #3C3: ELECTION OF EXECUTIVE DIRECTOR: HUR,                        ISSUER          YES          FOR             AGAINST
NAM-SUK

PROPOSAL #3C4: ELECTION OF EXECUTIVE DIRECTOR: CHUNG,                      ISSUER          YES          FOR             AGAINST
 KEEL-SOU

PROPOSAL #04: APPROVAL OF LIMITS OF TOTAL                                  ISSUER          YES          FOR             AGAINST
REMUNERATION FOR DIRECTORS

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POTASH CORP SASK INC
  TICKER:                N/A             CUSIP:     73755L107
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. C.M. Burley as a Board of                         ISSUER          YES          FOR               FOR
Director for 2009

PROPOSAL #1.2: Elect Mr. W.J. Doyle as a Board of                          ISSUER          YES          FOR               FOR
Director for 2009

PROPOSAL #1.3: Elect Mr. J.W. Estey as a Board of                          ISSUER          YES          FOR               FOR
Director for 2009

PROPOSAL #1.4: Elect Mr. C.S. Hoffman as a Board of                        ISSUER          YES          FOR               FOR
Director for 2009

PROPOSAL #1.5: Elect Mr. D.J. Howe as a Board of                           ISSUER          YES          FOR               FOR
Director for 2009

PROPOSAL #1.6: Elect Ms. A.D. Laberge as a Board of                        ISSUER          YES          FOR               FOR
Director for 2009

PROPOSAL #1.7: Elect Mr. K.G. Martell as a Board of                        ISSUER          YES          FOR               FOR
Director for 2009

PROPOSAL #1.8: Elect Mr. J.J. McCaig as a Board of                         ISSUER          YES          FOR               FOR
Director for 2009

PROPOSAL #1.9: Elect Ms. M. Mogford as a Board of                          ISSUER          YES          FOR               FOR
Director for 2009

PROPOSAL #1.10: Elect Mr. P.J. Schoenhals as a Board                       ISSUER          YES          FOR               FOR
of Director for 2009

PROPOSAL #1.11: Elect Mr. E.R. Stromberg as a Board                        ISSUER          YES          FOR               FOR
of Director for 2009

PROPOSAL #1.12: Elect Ms. E. Viyella de Paliza as a                        ISSUER          YES          FOR               FOR
Board of Director for 2009

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors of the Corporation

PROPOSAL #3.: Authorize the Corporation to implement                       ISSUER          YES          FOR               FOR
a new performance option plan as specified

PROPOSAL #4.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: approve, that shareholders of
Potash Corporation of Saskatchewan Inc urge the Board
 of Directors to adopt a policy that Potash
Corporation of Saskatchewan Inc.'s shareholders be
given the opportunity at each annual meeting of
shareholders to vote on an advisory resolution, to be
 proposed by Potash Corporation of Saskatchewan
Inc.'s Management, ratify the compensation of the
named Executive Officers set forth in the proxy
statement, the proposal submitted to shareholders
should ensure that shareholders understand that the
vote is non-binding and would not affect any
compensation paid or awarded to any named Executive

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POU CHEN CORP
  TICKER:                N/A             CUSIP:     Y70786101
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business reports and                               ISSUER          NO           N/A               N/A
financial statements

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of endorsement and guarantee                     ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of asset acquisition or                          ISSUER          NO           N/A               N/A
disposal

PROPOSAL #A.5: The indirect investment in People's                         ISSUER          NO           N/A               N/A
Republic of China

PROPOSAL #A.6: The revision to the rules of the Board                      ISSUER          NO           N/A               N/A
 meeting

PROPOSAL #A.7: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #A.8: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution:                       ISSUER          YES          FOR               FOR
proposed cash dividend TWD 0.5 per share, proposed
stock dividend: 50 for 1,000 shares held

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings and staff bonus

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POWER CORP CDA
  TICKER:                N/A             CUSIP:     739239101
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Pierre Beaudoin as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. Laurent Dassault as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.3: Elect Mr. Andre Desmarais as a Director                     ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.4: Elect the Hon. Paul Desmarais as a                          ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #1.5: Elect Mr. Paul Desmarais, Jr. as a                          ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #1.6: Elect Mr. Anthony R. Graham as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.7: Elect Mr. Robert Gratton as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect the Rt. Hon. Donald F.                                ISSUER          YES          FOR               FOR
Mazankowski as a Director

PROPOSAL #1.9: Elect Mr. Raymond L. McFeetors as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.10: Elect Mr. Jerry E.A. Nickerson as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. James R. Nininger as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.12: Elect Mr. R. Jeffrey Orr as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.13: Elect Mr. Robert Parizeau as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.14: Elect Mr. Michel Plessis-Belair as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.15: Elect Mr. John A. Rae as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.16: Elect Mr. Henri-Paul Rousseau as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.17: Elect Mr. Amaury de Seze as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.18: Elect Mr. Emoke J.E. Szathmary as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #3.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL No. 1: Approve the Board of Directors to
adopt a governance rule stipulating that the
executive compensation policy be subject to an
advisory shareholder vote

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL No. 2: Approve that since men and women
currently represent such a significant and diverse
pool of skills and experience from which to select a
Corporate Director with the appropriate profile, it
is proposed that the Board of Directors adopt a
policy stipulating that 50% of new nominees for the
Board of Directors be women until parity between men
and women is achieved

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL No. 3: Approve the Board of Directors to
adopt for the members of the Compensation Committee
and the external compensation consultants an
independence policy which is identical to the policy
governing the members of the Audit Committee and the
External Auditors

PROPOSAL #6.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL No. 4: Approve the Board of Directors to
adopt a governance rule limiting to 4 the number of
boards on which any of its Directors may sit

PROPOSAL #7.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL No. 5: Approve the Board of Directors to
issue a report to shareholders by OCT 2009, at
reasonable cost and omitting proprietary information
describing how it evaluates investments according to
its CSR Statement and commitment to the Universal
Declaration of Human Rights

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POWER FINANCE CORPORATION LTD, NEW DELHI
  TICKER:                N/A             CUSIP:     Y7082R109
  MEETING DATE:          7/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and profit and loss account
for the FYE on that date along with report of the
Board of Directors and Auditors thereon

PROPOSAL #2.: Approve to confirm interim dividend and                      ISSUER          YES          FOR               FOR
 declare final dividend for the year 2007-08

PROPOSAL #3.: Re-appoint Shri. Shyam Wadhera as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. Satnam Singh as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Approve to fix the remuneration of the                       ISSUER          YES          FOR               FOR
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POWER FINL CORP
  TICKER:                N/A             CUSIP:     73927C100
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. J. Brian Aune as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. Marc A. Bibeau as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Elect Mr. Andre Desmarais as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect The Hon. Paul Desmarais as a                          ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #1.5: Elect Mr. Paul Desmarais, JR. as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.6: Elect Mr. Gerald Frere as a Director                        ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #1.7: Elect Mr. Anthony R. Graham as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Mr. Robert Gratton as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. V. Peter Harder as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect The Rt. Hon. Donald F.                               ISSUER          YES          FOR               FOR
Mazankowski as a Director

PROPOSAL #1.11: Elect Raymond L. McFeetors as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.12: Elect Mr. Jerry E.A. Nickerson as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.13: Elect Mr. R. Jeffrey Orr as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.14: Elect Mr. Michel Plessis-Belair as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.15: Elect Mr. Henri-Paul Rousseau as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.16: Elect Mr. Raymond Royer as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.17: Elect Mr. Emoke Szathmary as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POWER GRID CORP OF INDIA LTD, GURGAON
  TICKER:                N/A             CUSIP:     Y7028N105
  MEETING DATE:          9/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and profit and loss account
for the FYE on that date together with report of the
Board of Directors and the Auditors thereon

PROPOSAL #2.: Approve to confirm payment of interim                        ISSUER          YES          FOR               FOR
dividend and declare a final dividend for the F Y
2007-2008

PROPOSAL #3.: Re-appoint Shri S. Majumdar as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri J. Sridharan as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Dr. P.K. Shetty as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Approve to fix the remuneration of the                       ISSUER          YES          FOR               FOR
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                POWERCHIP SEMICONDUCTOR CORP
  TICKER:                N/A             CUSIP:     Y70810109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of deficit which exceeds                         ISSUER          NO           N/A               N/A
half of paid-in capital

PROPOSAL #A.4: The status of Buyback Treasury Stocks                       ISSUER          NO           N/A               N/A

PROPOSAL #A.5: The status of convertible bonds via                         ISSUER          NO           N/A               N/A
private placement

PROPOSAL #A.6: The status of 2008 capital injection                        ISSUER          NO           N/A               N/A
by issuing new shares or global depositary receipt

PROPOSAL #A.7: The establishment for the rules of the                      ISSUER          NO           N/A               N/A
 Board meeting

PROPOSAL #A.8: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Receive the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve the proposal of 2006 capital                        ISSUER          YES          FOR               FOR
injection to issue new shares or global depositary
receipt

PROPOSAL #B.4: Approve the issuance of euro unsecured                      ISSUER          YES          FOR               FOR
 corporate bonds via private placement

PROPOSAL #B.5: Approve to increase the registered                          ISSUER          YES          FOR               FOR
capital and issuance of new shares to participate the
 global depositary receipt [GDR] issuance or the
local rights issue

PROPOSAL #B.6: Approve the issuance of securities via                      ISSUER          YES          FOR               FOR
 private placement

PROPOSAL #B.7: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of asset acquisition or disposal

PROPOSAL #B.8: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.9: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.10: Approve the revision to the Articles                       ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B1111: Elect Mr. Frank Huang Shareholder                         ISSUER          YES          FOR               FOR
No.1 as a Director

PROPOSAL #B1112: Elect Mr. Brian Shieh Shareholder                         ISSUER          YES          FOR               FOR
No.:586 as a Director

PROPOSAL #B1113: Elect Mr. Stephen Chen Shareholder                        ISSUER          YES          FOR               FOR
No.:1293 as a Director

PROPOSAL #B1114: Elect Novax Technologies,                                 ISSUER          YES          FOR               FOR
Incorporation Mr. Michael Tsai Shareholder No.:328749
 as a Director

PROPOSAL #B1115: Elect Veutron Corporation Mr. Edmond                      ISSUER          YES          FOR               FOR
 Hsu Shareholder No.:6 as a Director

PROPOSAL #B1116: Elect Mr. Ememory Technology                              ISSUER          YES          FOR               FOR
Incorpoation Mr. Charles Hsu Shareholder No.:328565
as a Director

PROPOSAL #B1117: Elect Deutron Electronics                                 ISSUER          YES          FOR               FOR
Corporation Mr. Daniel Chen Shareholder No.:327856 as

PROPOSAL #B1118: Elect Zhi-Li Investment Corporation                       ISSUER          YES          FOR               FOR
Shareholder No.:489781 Mr. Ming Huei Hsu as a Director

PROPOSAL #B1119: Elect Amax Capital Incorporation Mr.                      ISSUER          YES          FOR               FOR
 K.T. Tong Shareholder No.:566878 as a Director

PROPOSAL #B1111: Elect Cotel Technology Incorporation                      ISSUER          YES          FOR               FOR
 Mr. Sozaburo Ihara Shareholder No.:521431 as a

PROPOSAL #B1121: Elect Mr. Koichi Nagasawa passport                        ISSUER          YES          FOR               FOR
no.:TE8359063 as an Independent Director

PROPOSAL #B1122: Elect Mr. C.P. Chang Id                                   ISSUER          YES          FOR               FOR
No.:N102640906 as an Independent Director

PROPOSAL #B1131: Elect Newsoft Technology Corporation                      ISSUER          YES          FOR               FOR
 Mr. Virginia Lo Shareholder No.:5117 as a Supervisor

PROPOSAL #B1132: Elect Mr. C.H. Huang Shareholder                          ISSUER          YES          FOR               FOR
No.:4 as a Supervisor

PROPOSAL #B1133: Elect Artrix International                                ISSUER          YES          FOR               FOR
Incorporation Mr. R.S. Lin Shareholder No.:521433 as
a Supervisor

PROPOSAL #B.12: Approve to release the prohibition on                      ISSUER          YES          FOR               FOR
 Directors from participation in competitive business

PROPOSAL #B.13: Other issues and extraordinary motions                     ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PPR SA, PARIS
  TICKER:                N/A             CUSIP:     F7440G127
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #o.1: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors, the Chairman of the Board of Director and
the Auditors, approve the Company's financial
statements for the YE 2008, as presented

PROPOSAL #O.2: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors; approve the consolidated
financial statements for the said FY, in the form
presented to the meeting

PROPOSAL #O.3: Approve the Company's financial                             ISSUER          YES          FOR               FOR
statements as presented, showing: net earnings of EUR
 76,521,207.80 increased by the previous retained
earning of EUR 1,624,687,687.06 i.e a distributable
profit balance of EUR 1,701,208,894.96 and resolve to
 appropriate the distributable earnings as specified:
 to the legal reserve: EUR 0.00, to the dividends:
EUR 417,632,744.10, to the retained earnings: EUR
1,283,576,150.76; receive a net dividend of EUR 3.30
per share and will entitle to the 40% deduction
provided by the French General Tax Code, the dividend
 will be paid on 14 MAY 2009, the amount of the
unpaid dividend on shares held by the Company shall
be allocated to the retained earnings account as
required by Law, it is reminded that, for the last 3
financial years, the dividends paid, were as
specified: EUR 2.72, distributed in 2006 and entitled
 to the 40% deduction, EUR 3.00, distributed in 2007
and entitled to the 10% deduction EUR 3.45,
distributed in 2008 and entitled to the 40% deduction

PROPOSAL #O.4: Approve the award total annual fees of                      ISSUER          YES          FOR               FOR
 EUR 66,000.00 to the Directors

PROPOSAL #O.5: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
trade in the Company's shares on the stock market,
subject to the conditions specified: maximum purchase
 price: EUR 125.00, maximum number of shares to be
acquired: 10% of the share capital, i.e. 12,655,537
shares, maximum funds invested in the share buybacks:
 EUR 1,581,942,125.00, the number of shares acquired
by the Company with a view to their retention or
their subsequent delivery in payment or exchange as
part of a merger, divestment or capital contribution
cannot exceed 5% of its capital, to take all
necessary measures and accomplish all necessary
formalities; [Authority expires after 18 month
period]; it supersedes the fraction unused of the
authorization granted by the shareholders meeting of

PROPOSAL #E.6: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
reduce the share capital, on one or more occasions
and at its sole discretion, by canceling all or part
of the shares held by the Company in connection with
Article L.225-2 of the French Commercial Code, up too
 a maximum of 10% of the share capital over a 24
month period and to take all necessary measures and
accomplish all necessary formalities; [Authority is
given for a 26 month period]; it supercedes the
fraction unused of the authorization granted by the
shareholders' meeting of 14 MAY 2007

PROPOSAL #E.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
increase on one or more occasions, in France or
abroad, the share capital, by issuance with the
shareholder' preferred subscription rights
maintained, of shares and, or any securities giving
access to capital securities and, or securities
giving right to the allocation of debt securities;
the maximum nominal amount of capital increases to be
 carried out under this delegation of authority shall
 not exceed EUR 200,000.000.00 nominal amount of debt
 securities issued shall not exceed EUR
6,000,000,000.00 and to take all necessary measures
and accomplish all necessary formalities; [Authority
is given for a 26 month period]; it supercedes the
fraction unused of the authorization granted by the
shareholders' meeting of 14 MAY 2007

PROPOSAL #E.8: Authorize the Board of Directors to                         ISSUER          YES        AGAINST           AGAINST
increase on one or more occasions, in France or
abroad and, or upon the international market, by way
of a public offer or by an offer governed by Article
L.411-2 of the French monetary and financial market,
the share capital, by issuance, with cancellation of
the preferential subscription rights, of shares and,
or any securities giving access to capital securities
 and, or securities giving right to the allocation of
 debt securities; the maximum nominal amount of
capital increases to be carried our under this
delegation of authority shall not exceed EUR
200,000,000.00 the nominal amount of Debt Securities
issued shall not exceed 6,000,000,000.00 ; authorize
the Board of Directors to take all necessary measures
 and accomplish all necessary formalities; [Authority
 is given for a 26 month period]; it supercedes the
fraction unused of the authorization granted by the
shareholders' meeting of 14 MAY 2007

PROPOSAL #E.9: Authorize the Board of Directors in                         ISSUER          YES          FOR               FOR
order to increase the share capital, in one or more
occasions and at its sole discretion, by way of
capitalizing reserves, profits or issue premiums, by
issuing bonus shares or raising the par value off
existing shares, or by a combination of these
methods; the amount of capital increase which may be
carried accordingly with the present Resolution shall
 not exceed the overall amount of the sums which may
be capitalized and shall not exceed the overall
ceiling set fourth in Resolution 12; authorize the
Board of Directors to take all necessary measures and
 accomplish all necessary formalities; this
delegation is given of a 26 month period; it
supersedes the fraction unused of the delegation
grated by the shareholders' meeting of 14 MAY 2007

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
set for the issues carried out in accordance with
Resolution 8, the issue price of the shares or
securities giving access to the capital, accordingly
with the terms and conditions determined by the
shareholders' meeting, within the limit of 10% of the
 Company's share capital per year, in the framework
of a share capital increase by way of issuing shares
with cancellation of the preferential subscription
rights; this authorization is give for a 26-month

PROPOSAL #E.11: Authorize the Board of Director,                           ISSUER          YES        AGAINST           AGAINST
according with the delegation granted to it virtue
the of resolution 7, 8 and 10, to increase the number
 of securities to be issued in the event of a capital
 increase with or without preferential subscription
right of shareholders at the same price as the
initial issue, within 30 days of the closing of the
subscription period and within the limit governed by
the Article L 225 -135-1 and R 225-118 of the French
Commercial Code and within the limit set forth the
number of securities

PROPOSAL #E.12: Approve that, the overall nominal                          ISSUER          YES          FOR               FOR
amount pertaining to the capital increase to be
carried out with the use of the delegation given by
the resolutions 7, 8, 9, 10 and 11 shall not exceed
EUR 200,0000,000,00 the issues of debt securities to
be carried out with the use of the delegation given
by the resolution 7, 8, 9, 10 and 11 shall not exceed
 EUR 6,000,000,000,00

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital with cancellation of the
shareholders preferential subscription rights up to
10 % of the share capital [this ceiling of resolution
 12 of present shareholders, meeting in consideration
 for the contribution in kind granted to the Company
and comprised of capital securities or securities
giving access to share capital this authorizations
granted for a 26 month period the shareholders'
meeting delegates all powers to the Board of Director
 to takes all necessary measure and accomplish all
necessary formalities

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, on one or more occasions,
 at its sole discretion, by way of issuing shares or
other securities giving access to the capital, in
favour of employees and former employees of the
Company and related Companies or groups, who are
Members of a Company savings plan; authorization is
given for a nominal amount that shall not exceed EUR
5,062, 215.00; the total number of shares which may
be subscribed accordingly with the present resolution
 shall not exceed 1,265,553 shares; authorize the
Board of Directors to take all necessary measures and
 accomplish all necessary formalities; this
authorization is given for a 26-month period; it
supersedes the fraction unused of the authorization
granted by the shareholders' meeting of 14 MAY 2007

PROPOSAL #e.15: Amend Article 10 of the bylaws                             ISSUER          YES          FOR               FOR
related to the spreading renewal of the Directors

PROPOSAL #O.16: Appoint Mr. Pierre Bellon as the                           ISSUER          YES          FOR               FOR
Director for a 2-year period

PROPOSAL #O.17: Appoint Mr. Allan Chapin as the                            ISSUER          YES          FOR               FOR
Director for a 2-year period

PROPOSAL #O.18: Appoint Mr. Luca Cordero as the                            ISSUER          YES          FOR               FOR
Director for a 3-years period

PROPOSAL #O.19: Appoint Mr. Philippe Lagayette as the                      ISSUER          YES          FOR               FOR
 Director for a 3-years period

PROPOSAL #O.20: Appoint Mr. Francois-Henripinault as                       ISSUER          YES          FOR               FOR
the Director for 4-years period

PROPOSAL #O.21: Appoint Mrs. Patricia Barbizet as the                      ISSUER          YES          FOR               FOR
 Director for 4-years period

PROPOSAL #O.22: Appoint Mr. Baudouin Prot as the                           ISSUER          YES          FOR               FOR
Director for 4-years period

PROPOSAL #O.23: Appoint Mr. Jean-Philippe Thierrry as                      ISSUER          YES        AGAINST           AGAINST
 the Director for 4-years period

PROPOSAL #O.24: Appoint Mr. Aditya Mittal as the                           ISSUER          YES          FOR               FOR
Director for 4-years period

PROPOSAL #O.25: Appoint Mr. Jean-Francois Palus as                         ISSUER          YES          FOR               FOR
the Director for 4-years period

PROPOSAL #E.26: Grant authority to the bearer of an                        ISSUER          YES          FOR               FOR
original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and so
 others formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PRESIDENT CHAIN STORE CORP
  TICKER:                N/A             CUSIP:     Y7082T105
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of joint-venture                       ISSUER          NO           N/A               N/A
in People's Republic of China

PROPOSAL #A.4: To report the status of assets                              ISSUER          NO           N/A               N/A
impairment

PROPOSAL #A.5: To report the revision to the rules of                      ISSUER          NO           N/A               N/A
 the board meeting

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 2.04 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings proposed stock dividend: 136
SHS for 1,000 SHS held

PROPOSAL #B.4: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.6: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.7: Elect the Directors and Supervisors                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #B.8: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on Directors from participation in
competitive business

PROPOSAL #B.9: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PRESIDENT SECURITIES CORP
  TICKER:                N/A             CUSIP:     Y7083F104
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: 2008 operation reports                                      ISSUER          NO           N/A               N/A

PROPOSAL #1.2: Supervisors review of year 2008                             ISSUER          NO           N/A               N/A
financial reports

PROPOSAL #1.3: Report the execution of buying back                         ISSUER          NO           N/A               N/A
treasury stock

PROPOSAL #1.4: The self owned capital adequacy ratio                       ISSUER          NO           N/A               N/A
report

PROPOSAL #1.5: Revise the rules of buying back stock                       ISSUER          NO           N/A               N/A
and transferred to employees

PROPOSAL #2.1: Approve the recognition of 2008                             ISSUER          YES          FOR               FOR
operation and consolidate financial reports

PROPOSAL #2.2: Approve to recognize the proposal of                        ISSUER          YES          FOR               FOR
appropriation loss of 2008 [there is no dividend will
 be distributed]

PROPOSAL #3.1: Approve to revise the procedure of                          ISSUER          YES          FOR               FOR
derivative trade

PROPOSAL #4.1: Elect Canking Investment Co., Ltd                           ISSUER          YES          FOR               FOR
representative: Mr. Teng A-Hua, Shareholder No: 30 as
 a Director

PROPOSAL #4.2: Elect Mr. Lin, Kuan-Chen, Shareholder                       ISSUER          YES          FOR               FOR
No: 1357 as a Director

PROPOSAL #4.3: Elect Leg Horn Investment Co., Ltd                          ISSUER          YES          FOR               FOR
representative: Mr. Chang Ming Chen Shareholder No:
83 as a Director

PROPOSAL #4.4: Elect Mr. Cheng Pi-Hua, Shareholder                         ISSUER          YES          FOR               FOR
No: 2624 as a Director

PROPOSAL #4.5: Elect Kai Nan Investment Co., Ltd                           ISSUER          YES          FOR               FOR
representative: Mr. Hsieh Hung Hui-Tzu, Shareholder
No: 42740 as a Director

PROPOSAL #4.6: Elect Kai Nan Investment Co., Ltd                           ISSUER          YES          FOR               FOR
Representative: Mr. Lin Cheng Te, shareholder No:
42740 as a Director

PROPOSAL #4.7: Elect Kai Nan Investment Co., Ltd                           ISSUER          YES          FOR               FOR
Representative: Mr. Hsieh Ch Ih Peng, Shareholder No:
 42740 as a Director

PROPOSAL #4.8: Elect Kai Nan Investment Co., Ltd                           ISSUER          YES          FOR               FOR
Representative: Mr. Lin Jung Kuen, shareholder No:
42740 as a Director

PROPOSAL #4.9: Elect Suntay Investment Co., Ltd                            ISSUER          YES          FOR               FOR
Representative: Mr. Lee, Kuo-Hwa, Shareholder No: 49
as a Director

PROPOSAL #4.10: Elect Hui Tung Investment Co., Ltd                         ISSUER          YES          FOR               FOR
Representative: Mr. Pi Chien Kuo, Shareholder No:
3126 as a Director

PROPOSAL #4.11: Elect Ta Leh Investment Holding Co.,                       ISSUER          YES          FOR               FOR
Ltd Representative: Mr. Tu Li Yang, Shareholder No.:
9142 as a Director

PROPOSAL #4.12: Elect Mr. Lee Shy Lou, Shareholder                         ISSUER          YES          FOR               FOR
No: 76 as a Director

PROPOSAL #4.13: Elect Mr. Duh, Bor Tsang, shareholder                      ISSUER          YES          FOR               FOR
 No: 72 as a Supervisor

PROPOSAL #4.14: Elect China F.R.P. Corporation                             ISSUER          YES          FOR               FOR
representative: Mr. Lee, Shu-Fen, Shareholder No: 93
as a Supervisor

PROPOSAL #4.15: Elect Mr. Chen Kuo Hui, Shareholder                        ISSUER          YES          FOR               FOR
No: 73861 as a Supervisor

PROPOSAL #4.16: Elect Mr. Fu Kai- Yun, ID No:                              ISSUER          YES          FOR               FOR
D100864419 as an Independent Director

PROPOSAL #4.17: Elect Mr. Wu, Tsai-Yi, ID NO:                              ISSUER          YES          FOR               FOR
S100252304 as an Independent Director

PROPOSAL #4.18: Elect Mr. Lee Kwnnz Chou, ID No:                           ISSUER          YES          FOR               FOR
D100218006 as an Independent Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PRETORIA PORTLAND CEM CO LTD
  TICKER:                N/A             CUSIP:     S63820112
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without modification                         ISSUER          YES          FOR               FOR
the Scheme of Arrangement between the applicant and
its shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PRETORIA PORTLAND CEM CO LTD
  TICKER:                N/A             CUSIP:     S63820112
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to the conditions to                       ISSUER          YES          FOR               FOR
the resolutions set out in the notice of general
meeting at which this special resolution will be
considered, that, in so far as the terms of the
broad-based black ownership initiative [as specified]
 and included in the terms of the agreements as
specified to the Circular constitute financial
assistance to be given by the Company for the purpose
 of or in connection with the purchase of or
subscription for any shares in the Company, those
terms are hereby sanctioned by the shareholders of
the Company in accordance with the provisions of
section 38(2A)(b) of the Companies Act including,
without limitation, the terms of any financial
assistance arising from: (i) the transactions
involving the allotment and issue of PPC shares to
the CSG Funding SPV and the SBP Funding SPV in terms
of the initial subscription agreements and the
maturity date subscription agreements, as specified;
(ii) the transactions involving the payment by the
Company of legal fees and the granting of any
indemnities contemplated by the relationship
agreement with the SBP parties, as specified; (iii)
the transactions contemplated by the ranking
agreement, as specified; (iv) the transactions
involving the making of loans by the CSG Funding SPV
and the SBP Funding SPV to the Company, as specified;
 (v) the transactions involving the making of loans
to the CSG Funding SPV and the SBP Funding SPV, as
specified; (vi) the transactions involving the
capital contribution to The PPC Black Independent
Non-executive Directors Trust, as specified; (vii)
the transactions involving the grant of a guarantee
to the issuer hedge counterparties, preference
shareholders and the lenders guaranteeing the various
 obligations of the Indirect Trusts in respect of the
 B preference shares and the 5 year term loans, as
specified; (viii) the transactions involving the
granting of post-redemption guarantees to the issuer
hedge counterparties, preference shareholders and
lenders, as specified; and (ix) the transactions
involving the grant of a guarantee and post-
redemption guarantees in respect of the preference
share funding for the capital contribution to be made

PROPOSAL #S.2: Approve, subject to the conditions to                       ISSUER          YES          FOR               FOR
the resolutions set out in the notice of general
meeting at which this special resolution will be
considered, to grant the shareholders of the Company
specific approval as contemplated in section 85(2) of
 the Companies Act, the Listings Requirements and the
 Articles of Association of the Company for the
Company to acquire PPC shares from the CSG Funding
SPV and the SBP Funding SPV from the dates and in
accordance with the terms and conditions of the
initial subscription agreements, the reversionary
pledge and cession agreements, the relationship
agreements, the SPV loans and the ranking agreement

PROPOSAL #O.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the conditions to the resolutions
 set out in the notice of general meeting at which
this ordinary resolution will be considered, by way
of a specific authority in terms of section 221 and,
if applicable, section 222 of the Companies Act and a
 specific authority in terms of the Listings
Requirements to allot and issue, for cash, the PPC
shares mentioned below to the CSG Funding SPV and the
 SBP Funding SPV as specified

PROPOSAL #O.2: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the conditions to the resolutions
 set out in the notice of general meeting at which
this ordinary resolution will be considered, by way
of a specific authority in terms of section 221 and,
if applicable, section 222 of the Companies Act and a
 specific authority in terms of the Listings
Requirements, to allot and issue, for cash, PPC
shares to the CSG Funding SPV and the SBP Funding SPV
 in accordance with the terms and conditions of the
relevant maturity date subscription agreements

PROPOSAL #O.3: Authorize the Company or any                                ISSUER          YES          FOR               FOR
subsidiary of the Company, subject to the conditions
to the resolutions set out in the notice of general
meeting at which this ordinary resolution will be
considered, by way of a specific authority in terms
of the Listings Requirements to acquire some or all
of the shares held by the CSGs and the SBPs in the
CSG Funding SPV and the SBP Funding SPV respectively
in accordance with the terms and conditions of the
relevant relationship agreements

PROPOSAL #O.4: Authorize the trustees of The PPC                           ISSUER          YES          FOR               FOR
Black Independent Non-executive Directors Trust,
subject to the conditions to the resolutions set out
in the notice of general meeting at which this
ordinary resolution will be considered, to take all
such steps as may be necessary for the allocation of
rights to 95,787 PPC shares each, on the terms of The
 PPC Black Independent Non-executive Directors Trust
to the following Black Independent Non-Executive
Directors: Messrs. Joe Shibambo, Zibu Kganyago and
Ntombi Langa-Royds

PROPOSAL #O.5: Authorize any Director of the Company,                      ISSUER          YES          FOR               FOR
 subject to the conditions to the resolutions set out
 in the notice of general meeting at which this
ordinary resolution will be considered, to do all
such things, and sign all such documents, procure the
 doing of all such things and the signature of all
such documents as may be necessary or incidental to
give effect to all of the special resolutions and the
 ordinary resolutions which are proposed and passed
at the general meeting at which this ordinary
resolution number 5 is proposed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PRETORIA PORTLAND CEM CO LTD
  TICKER:                N/A             CUSIP:     S63820120
  MEETING DATE:          1/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint Mr. T.D.A. Ross as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint Mr. B.L. Sibiya as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. R.H. Dent as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. P. Esterhuysen as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Mr. A.J. Lamprecht as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
of the Non-Executive Directors Committee Members and
Chairman

PROPOSAL #5.: Approve the acquisition of own shares                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Messrs. Deloitte and Touche                       ISSUER          YES          FOR               FOR
as the Auditors

PROPOSAL #7.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
External Auditors remuneration

PROPOSAL #8.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROMISE CO.,LTD.
  TICKER:                N/A             CUSIP:     J64083108
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Retirement Allowance for                             ISSUER          YES        AGAINST           AGAINST
Retiring Directors and Retiring Corporate Auditors,
and Payment of Accrued Benefits associated with
Abolition of Retirement Benefit System for Current
Corporate Officers

PROPOSAL #7.: Determination of Amount and Content of                       ISSUER          YES        AGAINST           AGAINST
Stock Compensation-Type Stock Options for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROMOS TECHNOLOGIES INC
  TICKER:                N/A             CUSIP:     Y7100M108
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of the second euro                               ISSUER          NO           N/A               N/A
convertible bonds

PROPOSAL #A.4: The status of the fourth euro                               ISSUER          NO           N/A               N/A
unsecured convertible bonds

PROPOSAL #A.5: The status of treasury stocks                               ISSUER          NO           N/A               N/A
transferring

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans endorsement and guarantee

PROPOSAL #B41.1: Elect Mr. Min Goo Choi, Passport No:                      ISSUER          YES          FOR               FOR
 SC2127544, as a Director

PROPOSAL #B41.2: Elect Mr. Hsin Tsung Liu,                                 ISSUER          YES          FOR               FOR
Shareholder No: 417651, as an Independent Director

PROPOSAL #B.5: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.6: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROMOTORA DE INFORMACIONES SA
  TICKER:                N/A             CUSIP:     E8183K102
  MEETING DATE:          12/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Ratify the appointment of Mr. Alfonso                       ISSUER          YES        AGAINST           AGAINST
Lopez Casas as a Director

PROPOSAL #1.2: Any other appointment proposals or                          ISSUER          YES        AGAINST           AGAINST
modification of number of Directors

PROPOSAL #2.: Authorize the Board to increase share                        ISSUER          YES          FOR               FOR
capital if needed

PROPOSAL #3.: Authorize the Board to issue bonds,                          ISSUER          YES          FOR               FOR
warrants and participations

PROPOSAL #4.1: Approve the merger project                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Approve the merger balance                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Approve to agree the merger by                              ISSUER          YES          FOR               FOR
absorption

PROPOSAL #4.4: Approve to modify the Bylaw 2                               ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Approve to modify the Bylaw 6                               ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Approve to delegate the powers for the                      ISSUER          YES          FOR               FOR
 implementation of the merger

PROPOSAL #5.: Approve to modify the agreement adopted                      ISSUER          YES          FOR               FOR
 in general meeting of 13 MAR 2008 regarding the
remuneration plan for the Directors

PROPOSAL #6.: Authorize the Board to execute the                           ISSUER          YES          FOR               FOR
adopted agreements

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROPERTY & BUILDING CORP LTD
  TICKER:                N/A             CUSIP:     M8175G102
  MEETING DATE:          7/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
Directors' report for the year 2007

PROPOSAL #2.: Re-appoint Mr. Bisker as a Officiating                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.2: Re-appoint Mr. N. Dankner as a                              ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.3: Re-appoint Mr. A. Arel as a                                 ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.4: Re-appoint Mr. E. Cohen as a                                ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.5: Re-appoint Mr. O. Leader as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.6: Re-appoint Mr. Z. Livnat as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.7: Re-appoint Mr. I. Manor as a                                ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.8: Re-appoint Mr. G. Picker as a                               ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.9: Re-appoint Mr. A. Rosenfeld as a                            ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.10: Re-appoint Mr. M. Shimmel as a                             ISSUER          YES          FOR               FOR
Officiating Director

PROPOSAL #2.11: Approve that the External Directors                        ISSUER          YES          FOR               FOR
continue in Office by provision of law

PROPOSAL #3.: Re-appoint Accountant Auditors for the                       ISSUER          YES          FOR               FOR
year 2008 and report of the Board as to their fees

PROPOSAL #4.: Approve to increase the maximum amount                       ISSUER          YES          FOR               FOR
of D&O insurance cover that the Company is permitted
to purchase from USD 20 million to USD 40 million

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROPERTY & BUILDING CORP LTD
  TICKER:                N/A             CUSIP:     M8175G102
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve an agreement to which the owner                      ISSUER          YES          FOR               FOR
 of control of the Company is a party, the main
points of which are as specified: the agreement is
for the sale of all the shares of a Company named KBA
 Ltd to a third party in consideration for NIS 160
million, the sellers are the CLAL Industries and
Investments Ltd [53%], the Company [23.13%] and
Shikun Ovdim Ltd the Company and CLAL Industries are
both indirectly controlled by IDB Development Corp
Ltd; and it is intended that prior to completion, KBA
 will distribute a dividend of NIS 41 million between
 its shareholders [i.e. the sellers] but if for any
reason the dividend or part thereof is not
distributed, the consideration will be increase by
addition of the amount that is not undistributed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROPERTY & BUILDING CORP LTD
  TICKER:                N/A             CUSIP:     M8175G102
  MEETING DATE:          1/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve an agreement between a                               ISSUER          YES          FOR               FOR
subsidiary of the Company together with Clal
Insurance Co Ltd, a fully owned subsidiary of a
Company controlled by IDB Development Ltd which is
the indirect controlling shareholder of the Company,
for the sale of a 90,000 square meter mall owned in
equal shares with Clal Insurance; the total sale
price is NIS 795,400,000 of which the share of the
Company is 1/2

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROPERTY & BUILDING CORP LTD
  TICKER:                N/A             CUSIP:     M8175G102
  MEETING DATE:          3/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint Mr. Meir Alder as an                              ISSUER          YES          FOR               FOR
External Director for an additional statutory 3 year

PROPOSAL #2.: Appoint Mr. Amir Tamari as an External                       ISSUER          YES          FOR               FOR
Director for a statutory 3 year period

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROPERTY & BUILDING CORP LTD, TEL AVIV-JAFFA
  TICKER:                N/A             CUSIP:     M8175G102
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve an Agreement with Rock Real                          ISSUER          YES          FOR               FOR
Estate Partners Ltd. by which Rock Real will from
time to time give the Company proposals for purchase
of rights in foreign real estate from third parties,
assist in negotiating such transactions and in
obtaining finance, supply strategic property
Management Consultant Services and will assist in
sale transactions, in consideration for 12.5% of the
profit from each transaction payable upon sale

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROTON HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y7115F106
  MEETING DATE:          8/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Dato' Mohammed Azlan Bin Hashim                        ISSUER          YES          FOR               FOR
as a Director, who retire in accordance with the
Article 104 of the Company's Articles of Association

PROPOSAL #2.: Elect Mr. Tuan Haji Abdul Jabbar Bin                         ISSUER          YES          FOR               FOR
Abdul Majid as a Director, who retire in accordance
with the Article 104 of the Company's Articles of
Association

PROPOSAL #3.: Elect Mr. Datuk Zalekha Hassan as a                          ISSUER          YES          FOR               FOR
Director, who retire in accordance with the Article
111 of the Company's Articles of Association

PROPOSAL #4.: Elect Mr. Dato' Haji Syed Zainal Abidin                      ISSUER          YES          FOR               FOR
 B Syed Mohamed Tahir as a Director, who retire in
accordance with the Article 139 of the Company's
Articles of Association

PROPOSAL #5.: Approve the Directors' fees for the YE                       ISSUER          YES          FOR               FOR
31 MAR 2008

PROPOSAL #6.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the Company
 and authorize the Directors to fix their remuneration

PROPOSAL #7.: Transact any other ordinary business                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #S.1: Authorize the Company, conditional                          ISSUER          YES          FOR               FOR
upon the approvals of the relevant parties or
authorities [if required] being obtained, to adopt
the revised Articles of Association of the Company in
 the manner as specified in the Company's Circular to
 the shareholders dated 06 AUG 2008; and to complete
and give effect to the proposed adoption and do all
acts and things for and on behalf of the Company as
they may consider necessary or expedient to give
effect to the issue including but not limited to
assenting to any conditions imposed by any relevant
authorities and effecting any requisite
modifications, variations and/or amendments and
ratify all previous actions taken by the Company's
Board or any Director of the Board in connection with

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PROVIDENT FINANCIAL PLC, BRADFORD
  TICKER:                N/A             CUSIP:     G72783171
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Directors' report and the                          ISSUER          YES          FOR               FOR
audited financial statements of the Company for the
YE 31 DEC 2008

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #3.: Declare the final dividend of 38.1                           ISSUER          YES          FOR               FOR
pence per share on the ordinary shares of 20 8/11p
each in respect of the YE 31 DEC 2008 and paid on 19
JUN 2009 to the holders of such ordinary shares on
the register of members of the Company at the close
of business on 15 MAY 2009

PROPOSAL #4.: Appoint Mr. Rob Anderson as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #5.: Re-appoint Mr. John Van Kuffeler as a                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.: Re-appoint PriceWaterHouse Coopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office until
the conclusion of the next general meeting at which
accounts are laid before the Company

PROPOSAL #7.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #8.: Authorize, in accordance with Sections                       ISSUER          YES          FOR               FOR
366 and 367 of the Companies Act 2006, the Company
and all Companies that are its subsidiaries at any
time during the period for which this resolution is
effective are to: make political donations to
political parties and/or independent election
candidates not exceeding GBP 50,000 in total;  make
political donations to political organizations other
than political parties, not exceeding GBP 50,000 in
total; and incur political expenditure not exceeding
GBP 50,000 in total; [as such terms are specified in
Section 363 to 365 of the Companies Act 2006]
provided that the aggregate amount of any such
donations and expenditure shall not exceed GBP 50,000
 during the period beginning on the date of the
passing of this resolution; [Authority expires the
earlier at the conclusion of next AGM of the Company

PROPOSAL #9.: Amend the rules of the Provident                             ISSUER          YES          FOR               FOR
Financial Long Term Incentive Scheme 2006 in the
manner set out in appendix II to this notice of
meeting, adopt such amendments to be effective on the
 date upon which the remuneration Committee of the
Company

PROPOSAL #10.: Amend the rules of the Provident                            ISSUER          YES          FOR               FOR
Financial Performance Share Plan in the manner set
out in appendix III to this notice of meeting, such
amendments to be effective on the date upon which the
 remuneration Committee of the Company

PROPOSAL #S.11: Authorize the Company, to make market                      ISSUER          YES          FOR               FOR
 purchases [Section 163 of the Companies Act 1985] of
 its ordinary shares of 20 8/11 pence each [Ordinary
Shares] provided that: the Company may not purchase
more than 13,188,373 ordinary shares; the minimum
price which the Company may pay for each ordinary
Share is the nominal value; and up to 5% of the
average middle market quotations for such shares
derived from the London Stock Exchange Daily Official
 List, for the previous 5 business days; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or 05 MAY 2010]; and the Company,
before the expiry, may make a contract to purchase
ordinary shares

PROPOSAL #S.12: Authorize the Directors, pursuant to                       ISSUER          YES          FOR               FOR
Section 95 of the Companies Act 1985, to allot equity
 securities [as specified in Section 94 of the
Companies Act 1985] for cash pursuant to the
authority conferred by Resolution 11, asset out in
the notice of the AGM held on 08 MAY 2008, and self
relevant shares [as defined in Section 94 of the
Companies Act 1985] held by the Company as treasury
shares [as specified in Section 162A of the Companies
 Act 1985] for cash, as if Section 89(1) of the
Companies Act 1985 did not apply to such allotment or
 sale, provided that all power shall be limited to
the allotment of equity securities: in connection
with a rights issue in favor of ordinary
shareholders; up to an aggregate nominal amount of
GBP 1,366,794 [Authority expires the earlier of the
conclusion of the next AGM of the Company or 05 MAY
2010,]; and the Directors may allot equity securities
 after the expiry of this authority in pursuance of
such an offer or agreement made prior to such expiry

PROPOSAL #S.13: Approve the general meeting, other                         ISSUER          YES          FOR               FOR
than an AGM, may be called on no less than 14 clear
days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PRUDENTIAL PLC, LONDON
  TICKER:                N/A             CUSIP:     G72899100
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' Report and the                        ISSUER          YES          FOR               FOR
Financial Statements

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report
PROPOSAL #3.: Elect MR. H. M. McGrath as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr.  M. E. Tucker as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. M. G. A. McLintock as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Mr. N. E. T. Prettejohn as a                        ISSUER          YES          FOR               FOR
director

PROPOSAL #7.: Re-appoint KPMG Audit Plc as Auditor                         ISSUER          YES          FOR               FOR

PROPOSAL #8.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the amount of the Auditors remuneration

PROPOSAL #9.: Declare a final dividend of 12.91 pence                      ISSUER          YES          FOR               FOR
 per ordinary share of the Company

PROPOSAL #10.: Approve the renewal of authority to                         ISSUER          YES          FOR               FOR
allot ordinary shares

PROPOSAL #11.: Approve the additional authority to                         ISSUER          YES          FOR               FOR
allot ordinary shares for rights issues

PROPOSAL #12.: Approve the renewal of authority to                         ISSUER          YES          FOR               FOR
allot preference

PROPOSAL #S.13: Approve the renewal of authority for                       ISSUER          YES          FOR               FOR
disapplication of pre-emption rights

PROPOSAL #S.14: Approve the renewal of authority for                       ISSUER          YES          FOR               FOR
purchase of own shares

PROPOSAL #S.15: Amendments the Articles of                                 ISSUER          YES          FOR               FOR
Association Companies Act 2006

PROPOSAL #S.16: Approve the notice for general meeting                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT ANEKA TAMBANG (PERSERO) TBK
  TICKER:                N/A             CUSIP:     Y7116R158
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 annual report                               ISSUER          YES          FOR               FOR
including Commissioners report and partnership and
environmental program

PROPOSAL #2.: Ratify the 2008 financial statement and                      ISSUER          YES          FOR               FOR
 granting Acquit Et Decharge to the Directors and the
 Commissioners

PROPOSAL #3.: Approve the adjustmnent of 2007 AGM                          ISSUER          YES          FOR               FOR
resolution with regards to Tantiem Record and or
partnership and environmental program

PROPOSAL #4.: Approve the 2008 profit allocation                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the determination of Tantiem                         ISSUER          YES          FOR               FOR
for the Directors and the Commissioners for 2008 and
determination of salary or honorarium and other
allowances for 2009

PROPOSAL #6.: Appoint the Public Accountant for 2009                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Ratify the Company's buy back                                ISSUER          YES          FOR               FOR

PROPOSAL #8.: Ratify the effective application of                          ISSUER          YES          FOR               FOR
state owned Company Ministry regulation No. Per-
05/MBU/2008 in the Company

PROPOSAL #9.: Approve to change the Board of                               ISSUER          YES        AGAINST           AGAINST
Directors and the Commissioners structure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT ASTRA AGRO LESTARI TBK
  TICKER:                N/A             CUSIP:     Y7116Q119
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the Company's                            ISSUER          YES          FOR               FOR
annual report and ratify the Company's financial
statement for book YE 31 DEC 2008

PROPOSAL #2.: Approve to determine the Company's                           ISSUER          YES          FOR               FOR
profit utilization

PROPOSAL #3.: Appoint the public accountant to audit                       ISSUER          YES          FOR               FOR
the Company's book for book YE 31 DEC 2009 and
approve to determine the honorarium for public

PROPOSAL #4.: Appoint the Company's Board of                               ISSUER          YES        AGAINST           AGAINST
Directors and Commissioners

PROPOSAL #5.: Approve to determine the salary and                          ISSUER          YES          FOR               FOR
benefit for Directors and honorarium and benefit for
commissioners

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT ASTRA INTL TBK
  TICKER:                N/A             CUSIP:     Y7117N149
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report and ratify                         ISSUER          YES          FOR               FOR
the financial statement of the Company for the book
year 2008

PROPOSAL #2.: Approve to determine the appropriation                       ISSUER          YES          FOR               FOR
of the Company's net profit for the book year 2008

PROPOSAL #3.: Approve to determine the salary and                          ISSUER          YES          FOR               FOR
benefit for the Board of Directors of the Company as
well as the honorarium and or benefit for the Board
of Commissioners of the Company

PROPOSAL #4.: Appoint the Public Accountant whom will                      ISSUER          YES          FOR               FOR
 conduct the audit of the Company's financial
statement for the book year 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BANK CENTRAL ASIA TBK
  TICKER:                N/A             CUSIP:     Y7123P138
  MEETING DATE:          12/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the acquisition proposal of PT                       ISSUER          YES          FOR               FOR
Bank UIB by the Company

PROPOSAL #2.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association in line with the law No. 40 year 2007 on
limited liability Companies and the Bapepam-Lk Rule
No.IX.J on the principle of the Articles of
Association of Company's that have conducted equity
public offering and public Companies

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BANK CENTRAL ASIA TBK
  TICKER:                N/A             CUSIP:     Y7123P138
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
for book year 2008 and ratify the financial report
for book year 2008 and Acquit Et de charge to the
Board of Commissioner and the Board of Directors as
reflected in annual report

PROPOSAL #2.: Approve the determination on                                 ISSUER          YES          FOR               FOR
utilization of net Company's profit for book year 2008

PROPOSAL #3.: Approve to change in the Board of                            ISSUER          YES        AGAINST           AGAINST
Management structure

PROPOSAL #4.: Approve the determination on                                 ISSUER          YES          FOR               FOR
salary/honorarium and other allowance for the Board
of Directors and the Board of Commissioners

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint Independent Public Accountant to Audit
Company's books for book year 2009

PROPOSAL #6.: Authorize the Board of Directors to pay                      ISSUER          YES          FOR               FOR
 interim dividend for book year 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BANK DANAMON INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y71188190
  MEETING DATE:          3/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to conduct limited public                            ISSUER          YES          FOR               FOR
offering through right issue

PROPOSAL #2.: Approve to adjust Employee/Management                        ISSUER          YES        AGAINST           AGAINST
Stock option [ESOP/MSOP]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BANK DANAMON INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y71188190
  MEETING DATE:          5/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1.1: Approve the annual report years 2009                      ISSUER          YES          FOR               FOR

PROPOSAL #A.1.2: Approve the financial statement for                       ISSUER          YES          FOR               FOR
the book years 2008

PROPOSAL #A.1.3: Approve the Acquit Et de charge for                       ISSUER          YES          FOR               FOR
the Members of the Board of Commissioners years 2008

PROPOSAL #A.2: Appoint the profit allocation Company                       ISSUER          YES          FOR               FOR
for the book years 2008

PROPOSAL #A.3: Approve to change the Members of the                        ISSUER          YES        AGAINST           AGAINST
Board of Directors

PROPOSAL #A.4: Appoint the salary or honorarium and                        ISSUER          YES          FOR               FOR
other allowances for the Members of the Board of
Commissioners Company

PROPOSAL #A.5.1: Appoint the salary and or others                          ISSUER          YES          FOR               FOR
allowances for the Members of the Board of Directors
of Company

PROPOSAL #A.5.2: Appoint the task and authority of                         ISSUER          YES          FOR               FOR
the Directors of the Company

PROPOSAL #A.6: Appoint the Public Accountants for the                      ISSUER          YES          FOR               FOR
 book years 2009

PROPOSAL #A.7: Approve to revise Article of                                ISSUER          YES          FOR               FOR
Association of Company regarding Bapepam Regulation
IX.J.1

PROPOSAL #E.1: Approve the material transaction to                         ISSUER          YES          FOR               FOR
take offer of shares into PT Adira Dinamika Muti
Finance TBK

PROPOSAL #E.2: Approve to take offer PT Asuransi                           ISSUER          YES        AGAINST           AGAINST
Adira Dinamika of shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BANK MANDIRI (PERSERO) TBK
  TICKER:                N/A             CUSIP:     Y7123S108
  MEETING DATE:          9/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's acquisition of PT                      ISSUER          YES          FOR               FOR
 Tunas Financindo Sarana through direct purchase of
51% of the Tunas Financindo Saranas total subscribed
and paid up capital from PT Tunas Ridean TBK and PT
Tunas Mobilindo Parama

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BANK MANDIRI (PERSERO) TBK
  TICKER:                N/A             CUSIP:     Y7123S108
  MEETING DATE:          5/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company annual report                            ISSUER          YES          FOR               FOR
including ratification of the Company financial
report and the Board of Commissioners Supervision
report, for the FYE on the 31 DEC 2008, and
ratification of the annual report on the partnership
and community development program (program kemitraan
dan bina lingkungan) for the FYE on the 31 DEC 2008

PROPOSAL #2.: Approve the use of the net profit of                         ISSUER          YES          FOR               FOR
the Company for the FYE on the 31 DEC 2008

PROPOSAL #3.: Approve the determination of the Public                      ISSUER          YES          FOR               FOR
 Accountant office to audit the Company financial
report and the annual report on the partnership and
community development program(program kemitraan dan
bina lingkungan) for the FYE on 31 DEC 2009

PROPOSAL #4.: Approve the remuneration of the Board                        ISSUER          YES          FOR               FOR
of Directors, honorarium of the Board of
Commissioners and Tantieme for the Members of the
Board of Directors and the Board of Commissioners of

PROPOSAL #5.: Approve the delegation of the general                        ISSUER          YES        AGAINST           AGAINST
meeting of shareholders authorization to the Board of
 Commissioners to approve the increase of the issued
and paid up capital of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BANK PAN INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y7136J285
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual report                        ISSUER          YES          FOR               FOR
and financial report of the Company, and give Acquit
Et De Charge to Member Director and Commissioner for
book year 2008

PROPOSAL #2.: Approve the profit allocation for book                       ISSUER          YES          FOR               FOR
year 2008

PROPOSAL #3.: Approve to change Member Board of                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #4.: Grant authority to the share holders to                      ISSUER          YES          FOR               FOR
 determine honorarium for Member Commissioner

PROPOSAL #5.A: Grant authority to the Member                               ISSUER          YES          FOR               FOR
Commissioner to determine job for Member Director

PROPOSAL #5.B: Grant authority to the Member                               ISSUER          YES          FOR               FOR
Commissioner to determine salary and allowance for
Director

PROPOSAL #6.: Grant authority to the Member Director                       ISSUER          YES          FOR               FOR
to appoint Public Accountant for book year 2009

PROPOSAL #7.: Approve to increase capital regarding                        ISSUER          YES          FOR               FOR
of warrant and revise Article Association paragraph 4
 verse 2

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BK RAKYAT
  TICKER:                N/A             CUSIP:     Y0697U104
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
for book year 2008 and ratify of financial report for
 book year 2008 and ratification on the partnership
and community development program for book year 2008

PROPOSAL #2.: Approve to determine on utilization of                       ISSUER          YES          FOR               FOR
Net Company's profit for book year 2008

PROPOSAL #3.: Approve to determine on salary                               ISSUER          YES          FOR               FOR
honorarium, tantiem for the Board of Directors and
the Board of Commissioners

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint of Independent Public Accountant to Audit
Company's books for book year 2009 and the
partnership and community development program for

PROPOSAL #5.: Authorize the Board of Commissioners to                      ISSUER          YES        AGAINST           AGAINST
 increase capital in line with Management Stock
Option Program as determined in shareholders general
meeting of the Company

PROPOSAL #6.: Approve to change in the Board of                            ISSUER          YES        AGAINST           AGAINST
Commissioners

PROPOSAL #7.: Approve and ratify on regulation of the                      ISSUER          YES          FOR               FOR
 ministry of state owned enterprises No. per
05/mbu/2008 on 03 SEP 2008 regarding the general
guidelines supplying goods and services of the state
owned enterprises

PROPOSAL #8.: Approve to increase Company placement                        ISSUER          YES        AGAINST           AGAINST
in Bank Syariah Bri

PROPOSAL #9.: Approve to implement on regulation of                        ISSUER          YES        AGAINST           AGAINST
the ministry of state owned enterprises
No.s196/mbu/2009 on 23 MAR 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT BUMI RESOURCES TBK
  TICKER:                N/A             CUSIP:     Y7122M110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the annual report for the YE                        ISSUER          YES          FOR               FOR
2008

PROPOSAL #A.2: Ratify the financial statements for                         ISSUER          YES          FOR               FOR
the YE 2008

PROPOSAL #A.3: Approve to determine the utilization                        ISSUER          YES          FOR               FOR
of net Company's profit for book year 2008

PROPOSAL #A.4: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
appoint Independent Public Accountant to Audit
Company's books for book year 2009

PROPOSAL #E.1.1: Approve to pledge a part of or the                        ISSUER          YES        AGAINST           AGAINST
entire assets owned directly or undirectly by the
Company to its creditors, either the Creditors or the
 Company or the Company's subsidiary, including but
unlimited to pawn or pledge of a part of or the
entire shares of subsidiary Company owned directly or
 indirectly by the Company

PROPOSAL #E.1.2: Approve to pledge a part of or the                        ISSUER          YES        AGAINST           AGAINST
entire assets owned directly or undirectly by the
Company to its Creditors, either the Creditors or the
 Company or the Company's subsidiary, including but
unlimited to fiducia on bank bills, insurance claim,
inventory, and escrow account of the Company or
subsidiary Company

PROPOSAL #E.1.3: Approve to pledge a part of or the                        ISSUER          YES        AGAINST           AGAINST
entire assets owned directly or undirectly by the
Company to its Creditors, either the Creditors or the
 Company or the Company's subsidiary, including but
unlimited to guarantee or pledge of other liquid and
or fixed assets owned by the Company or subsidiary
Company to obtain financing or credit from a 3rd
party for the Company or subsidiary Company at
present time or in the future

PROPOSAL #E.2: Approve to change and ratify the                            ISSUER          YES        AGAINST           AGAINST
Commissioners structure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT INDOFOOD SUKSES MAKMUR TBK
  TICKER:                N/A             CUSIP:     Y7128X128
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
for book year 2008

PROPOSAL #2.: Ratify the financial report for book                         ISSUER          YES          FOR               FOR
year 2008

PROPOSAL #3.: Approve to determine the utilization of                      ISSUER          YES          FOR               FOR
 net Company's profit for book year 2008

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint the Independent Public Accountant to Audit
Company's books for book year 2009 and approve to
determine their honorarium

PROPOSAL #5.: Amend the Company Articles of                                ISSUER          YES        AGAINST           AGAINST
Association related to the Board term of office

PROPOSAL #6.: Approve the change in the Board of                           ISSUER          YES        AGAINST           AGAINST
Management structure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT INDOSAT TBK
  TICKER:                N/A             CUSIP:     Y7130D110
  MEETING DATE:          7/14/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT INDOSAT TBK
  TICKER:                N/A             CUSIP:     Y7130D110
  MEETING DATE:          8/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the changes of the composition                       ISSUER          YES          FOR               FOR
of the Board of Commissioners and/or Board of
Directors of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT INDOSAT TBK
  TICKER:                N/A             CUSIP:     Y7130D110
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the Annual Report, Financial                        ISSUER          YES          FOR               FOR
Statements, and grant discharge to the Directors and
the Commissioners

PROPOSAL #A.2: Approve the allocation of income                            ISSUER          YES          FOR               FOR

PROPOSAL #A.3: Approve the remuneration of                                 ISSUER          YES          FOR               FOR
Commissioners

PROPOSAL #A.4: Appoint the Auditors                                        ISSUER          YES          FOR               FOR

PROPOSAL #A.5: Elect the Directors and the                                 ISSUER          YES        AGAINST           AGAINST
Commissioners

PROPOSAL #E.1: Amend the Articles of Association                           ISSUER          YES          FOR               FOR
Regarding: Bapepam Rule No. IX.J.1

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA INCO
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Board of Commissioners                           ISSUER          YES          FOR               FOR
report
PROPOSAL #3.: Approve and ratify the Company                               ISSUER          YES          FOR               FOR
financial report for book year 2008

PROPOSAL #4.: Approve to utilize the net Company's                         ISSUER          YES          FOR               FOR
profit for book year 2008

PROPOSAL #5.: Appoint the Board of Commissioners                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Appoint the Board of Directors                               ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7.: Approve the remuneration for the Board                       ISSUER          YES          FOR               FOR
of Commissioners

PROPOSAL #8.: Authorize the Board of Commissioners to                      ISSUER          YES          FOR               FOR
 determine salary and other remuneration for the
Board of Directors

PROPOSAL #9.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint the Independent Public Accountant to Audit
Company's books for book year 2009 and approve to
determine their honorarium

PROPOSAL #10.: Other matter                                                ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA INCO
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the general meeting of                               ISSUER          YES          FOR               FOR
receiving of short term credit facility revolving
from Vale International SA up to USD 250,000,000.00
the transaction related material transaction

PROPOSAL #2.: Approve the independent shareholders of                      ISSUER          YES          FOR               FOR
 receiving of short term credit facility revolving
from Vale International SA up to USD 250,000,000.00
as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          8/13/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the amendments to the Company's                      ISSUER          YES          FOR               FOR
 Articles of Association to conform to Law no.40/2007
 on Limited Liability Companies, the BAPEPAM LK'S
Regulation no. IX J 1 on the principles of the
Company's Article of Association for Public Listed
Company and Corporate Governance Principles

PROPOSAL #2.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company , jointly or individually, with the rights
of substitution, to conduct all necessary acts in
connection with the amendment of the Articles of
Association of the Company, to restate the
resolutions of the meeting in a statement of the
meeting resolution before the Notary, to authorize
the Notary to request the ratification and approval
and submit notification to the Ministry of Law and
Human Rights of the Republic of Indonesia, and
generally, to perform and any of all acts deemed
necessary or appropriate to be done to achieve
effectiveness on the amendment of the Articles of

PROPOSAL #3.: Appoint the Members to the Board of                          ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          12/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Members of the Director                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT INTERNATIONAL NICKEL INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y39128148
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Member of the Board of                           ISSUER          YES        AGAINST           AGAINST
Commissioner

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
  TICKER:                N/A             CUSIP:     Y7136Y118
  MEETING DATE:          12/22/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to apply the stipulation of the                      ISSUER          YES          FOR               FOR
 Rule of Ministry of State own no. 5 year 2008
regarding the principle on supplying good and services

PROPOSAL #2.: Ratify the amendment of the partnership                      ISSUER          YES          FOR               FOR
 and Environment Development Program

PROPOSAL #3.: Approve to re-purchase the Company's                         ISSUER          YES          FOR               FOR
shares

PROPOSAL #4.: Ratify the accounting application on                         ISSUER          YES          FOR               FOR
the tantiem in year 2007

PROPOSAL #5.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
for the Company's Board of Directors and the
Commissioners

PROPOSAL #6.: Others                                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
  TICKER:                N/A             CUSIP:     Y7136Y118
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the Directors annual report                         ISSUER          YES          FOR               FOR
regarding the Company's condition and activities in
book year 2008; Report of the Commissioners
supervision, and partnership and building environment
 program in book year 2008

PROPOSAL #A.2: Ratify the Company's financial report                       ISSUER          YES          FOR               FOR
for book year 2008; partnership and building
Environment Program in book year 2008, and grant
discharge to the Directors and Commissioners
[volledig acquit decharge] from their Managerial and
Supervision in book year 2008

PROPOSAL #A.3: Approve to determine the Company's                          ISSUER          YES          FOR               FOR
Profit utilization and determine dividend for book
year 2008

PROPOSAL #A.4: Approve to determine                                        ISSUER          YES          FOR               FOR
Salary/Honorarium, benefit, facility and tantiem for
Board of Commissioners and Directors

PROPOSAL #A.5: Appoint the Public Accountant to audit                      ISSUER          YES          FOR               FOR
 the Company's financial report in book year 2009

PROPOSAL #E.1: Amend the Company's Article of                              ISSUER          YES          FOR               FOR
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT PERUSAHAAN ROKOK TJAP GUDANG GARAM TBK
  TICKER:                N/A             CUSIP:     Y7121F165
  MEETING DATE:          6/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                           ISSUER          YES          FOR               FOR
Director for the Book years 2008

PROPOSAL #2.: Approve the annual report and financial                      ISSUER          YES          FOR               FOR
 statement for the Book years 2008

PROPOSAL #3.: Approve the Dividend                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve to change the Members Board of                       ISSUER          YES        AGAINST           AGAINST
Company

PROPOSAL #5.: Appoint the Public Accountant                                ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT SEMEN GRESIK (PERSERO) TBK
  TICKER:                N/A             CUSIP:     Y7142G168
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Company's Power                        ISSUER          YES          FOR               FOR
Plant Development Plan

PROPOSAL #2.: Approve to adjust the AGM of                                 ISSUER          YES          FOR               FOR
shareholders resolution for the year 2006 and 2007
regarding posting of Tantiem and Partnership and
Community Development Program

PROPOSAL #3.: Approve the implementation of the State                      ISSUER          YES          FOR               FOR
 Owned Enterprises Ministry Regulation No.
05/MBU/2008 dated 03 SEP 2008 regarding general
guidelines of the procurement implementation of goods

PROPOSAL #4.: Ratify the Company's Shares Buyback                          ISSUER          YES          FOR               FOR
Program

PROPOSAL #5.: Receive the report on the results of                         ISSUER          YES          FOR               FOR
feasibility study on the Development Plan of new
Cement Plan in West Sumatra

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT SEMEN GRESIK (PERSERO) TBK
  TICKER:                N/A             CUSIP:     Y7142G168
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the Board of Director's report                      ISSUER          YES          FOR               FOR
 regarding the Company's performance during the year
2008, including the report of supervisory duty
activities of the Board of Commissioners during the
year 2008 and approve the annual report for the
partnership and community development program during
the year 2008

PROPOSAL #A.2: Ratify the Company's annual financial                       ISSUER          YES          FOR               FOR
statements for the year 2008 and approve the annual
report of PCDP for the year 2008 and thereby
discharge the Board of direct and Commissioners from
their managerial responsibility [volledig at de
charge] for year 2008

PROPOSAL #A.3: Approve the appropriation of the                            ISSUER          YES          FOR               FOR
Company's net profit for the year 2008

PROPOSAL #A.4: Approve to determine the tantieme for                       ISSUER          YES          FOR               FOR
the year 2008 and salary/honorarium for the year 2009
 and other allowances/facilities for both of the
Board of Directors and Commissioners of the Company

PROPOSAL #A.5: Appoint the registered Public                               ISSUER          YES          FOR               FOR
Accountant to Audit Company's financial statement for
 the year 2009 and other periods in the year 2009 and
 appoint of registered Public Accountant to Audit
financial statement of PCDP for the year 2009

PROPOSAL #E.1: Approve the actions regarding the Plan                      ISSUER          YES          FOR               FOR
 to build new plant in west sumatera

PROPOSAL #E.2: Amend the Company's Article of                              ISSUER          YES          FOR               FOR
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT TAMBANG BATUBARA BUKIT ASAM (PERSERO) TBK
  TICKER:                N/A             CUSIP:     Y8520P101
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
for book year 2008 and the partnership and community
development program report for book year 2008

PROPOSAL #2.: Ratify the financial report for book                         ISSUER          YES          FOR               FOR
year 2008 and the partnership and community
development program report for book year 2008 and
Acquit Et De charge to the Board of Commissioner and
the Board of Directors as reflected in annual report

PROPOSAL #3.: Approve to determine the utilization of                      ISSUER          YES          FOR               FOR
 net Company's profit including cash dividend
distribution for book year 2008

PROPOSAL #4.: Approve to determine on Tantiem for the                      ISSUER          YES          FOR               FOR
 Board of Directors and the Board of Commissioners
for book year 2008 and salary/honorarium including
facility and other allowance for book year 2009

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint of Independent Public Accountant to audit
Company's books for book year 2009 and the
partnership and community development program for

PROPOSAL #6.: Approve the buy back of Company shares                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7.: Approve to implement on regulation of                        ISSUER          YES          FOR               FOR
the ministry of state owned enterprises No. Per
05/MBU/2008 on 03 SEP 2008 regarding the general
guidelines supplying goods and services of the state
owned enterprises

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT UNILEVER INDONESIA TBK
  TICKER:                N/A             CUSIP:     Y9064H141
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify the financial report for book                         ISSUER          YES          FOR               FOR
year 2008 acquit et discharge to the Board of
Commissioner and the Board of Directors as reflected
in annual report and profit allocation

PROPOSAL #2.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint of Independent Public Accountant to audit
Company's books for book year 2009 and approve to
determine their honorarium

PROPOSAL #3.: Approve the change in the Board of                           ISSUER          YES        AGAINST           AGAINST
Directors and the Board of Commissioners, as well as
determination on salary and allowances for the Board
of Directors and the Board of Commissioners for book
year 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT UNITED TRACTORS TBK
  TICKER:                N/A             CUSIP:     Y7146Y140
  MEETING DATE:          8/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company plan for Limited                         ISSUER          YES          FOR               FOR
Public Offering III with rights issue

PROPOSAL #2.: Authorize the Board of Directors and                         ISSUER          YES          FOR               FOR
Commissioners to take necessary action for the
Limited Public Offering III

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PT UTD TRACTORS TBK
  TICKER:                N/A             CUSIP:     Y7146Y140
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Board of                              ISSUER          YES          FOR               FOR
Directors report for book year 2008 and the financial
 report for book year 2008

PROPOSAL #2.: Approve to determine on the utilization                      ISSUER          YES          FOR               FOR
 of net Company's profit for book year 2008

PROPOSAL #3.: Appoint the Board of management                              ISSUER          YES        AGAINST           AGAINST
structure for period 2009 up to 2011

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
appoint the Independent Public Accountant to audit
Company's books for book year 2009 and determine
their honorarium

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PTT AROMATICS AND REFINING PUBLIC COMPANY LTD, BAN
  TICKER:                N/A             CUSIP:     Y71360112
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Acknowledge the report of PTTAR                              ISSUER          YES          FOR               FOR
shareholders meeting on 10 APR 2008

PROPOSAL #2.: Acknowledge the report of the Board of                       ISSUER          YES          FOR               FOR
Directors relating to the Company's business
operations of the year 2008

PROPOSAL #3.: Approve the Company balance sheets,                          ISSUER          YES          FOR               FOR
profit and loss statements, and cash flow statements
of the year 2008

PROPOSAL #4.: Approve the distribution of profit and                       ISSUER          YES          FOR               FOR
the dividend payment for the year 2008

PROPOSAL #5.: Elect the new Directors to replace                           ISSUER          YES          FOR               FOR
those who are due to retire by rotation and approve
to fix their remunerations

PROPOSAL #6.: Appoint the Auditor and approve to fix                       ISSUER          YES          FOR               FOR
the annual fee

PROPOSAL #7.: Other issues [if any]                                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PTT CHEMICAL PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y7135Z116
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the AGM of the shareholders                          ISSUER          YES          FOR               FOR
held on 10 APR 2008

PROPOSAL #2.: Acknowledge the Company's operation for                      ISSUER          YES          FOR               FOR
 the year 2008 and the recommendation for the
Company's Business Plan

PROPOSAL #3.: Approve the Company's financial                              ISSUER          YES          FOR               FOR
statements including balance sheet and income
statement  for the YE 31 DEC 2008

PROPOSAL #4.: Approve the appropriation of profit for                      ISSUER          YES          FOR               FOR
 the year 2008 operating results and dividend payout

PROPOSAL #5.: Approve the Directors' remunerations                         ISSUER          YES          FOR               FOR

PROPOSAL #6.1: Elect Pol. Gen. Nopadol Somboonsub as                       ISSUER          YES          FOR               FOR
a Director, to replace those who are due to retire by
 rotation

PROPOSAL #6.2: Elect Mr. Veerasak Kositpaisal as a                         ISSUER          YES          FOR               FOR
Director, to replace those who are due to retire by
rotation

PROPOSAL #6.3: Elect Mr. Panich Pongpirodom as a                           ISSUER          YES          FOR               FOR
Director, to replace those who are due to retire by
rotation

PROPOSAL #6.4: Elect Mr. Areepong Bhoocha-Oom as a                         ISSUER          YES          FOR               FOR
Director, to replace those who are due to retire by
rotation

PROPOSAL #6.5: Elect General Winai Phattiyakul as a                        ISSUER          YES          FOR               FOR
Director, to replace those who are due to retire by
rotation

PROPOSAL #7.: Appoint the Auditor and approve to fix                       ISSUER          YES          FOR               FOR
their annual fee for 2009

PROPOSAL #8.: Approve the fund raising reserved for                        ISSUER          YES        AGAINST           AGAINST
the future growth of the Company for the total amount
 of not exceeding THB 30,000 million

PROPOSAL #9.: Other issues                                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
  TICKER:                N/A             CUSIP:     Y7145P165
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Acknowledge the 2008 performance result                      ISSUER          YES          FOR               FOR
 and 2009 work plan of the Company

PROPOSAL #2.: Approve the 2008 financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the dividend payment for 2008                        ISSUER          YES          FOR               FOR
performance

PROPOSAL #4.: Appoint the Auditor and approve the                          ISSUER          YES          FOR               FOR
Auditor's fees for year 2009

PROPOSAL #5.1: Appoint Mr. Mr. Pala Sookawesh as a                         ISSUER          YES          FOR               FOR
new Director in replacement of those who are due to
retire by rotation

PROPOSAL #5.2: Appoint Mr. Bhusana Premanode as a new                      ISSUER          YES          FOR               FOR
 Director in replacement of those who are due to
retire by rotation

PROPOSAL #5.3: Appoint Mr. Anon Sirisaengtaksin as a                       ISSUER          YES          FOR               FOR
new Director in replacement of those who are due to
retire by rotation

PROPOSAL #5.4: Appoint Mrs. Sirinuj Bisonyabut as a                        ISSUER          YES          FOR               FOR
new Director in replacement of those who are due to
retire by rotation

PROPOSAL #5.5: Appoint Mr. Mr. Rathakit Manathat as a                      ISSUER          YES          FOR               FOR
 new Director in replacement of those who are due to
retire by rotation

PROPOSAL #6.: Approve the Directors and the Sub-                           ISSUER          YES          FOR               FOR
committees remuneration

PROPOSAL #7.: Ratify the Company's Articles of                             ISSUER          YES          FOR               FOR
Association [AOA] Clause 9 registration

PROPOSAL #8.: Approve the debenture issuance up to                         ISSUER          YES          FOR               FOR
the total amount of THB 50,000 million

PROPOSAL #9.: Other matters [if any]                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PTT PUBLIC COMPANY LIMITED
  TICKER:                N/A             CUSIP:     Y6883U113
  MEETING DATE:          4/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the 2008 AGM minutes                      ISSUER          YES          FOR               FOR
 on 11 APR 2008

PROPOSAL #2.: Approve 2008 performance statement and                       ISSUER          YES          FOR               FOR
2008 financial statement, end up on 31 DEC 2008

PROPOSAL #3.: Approve 2008 Net Profit Allocation Plan                      ISSUER          YES          FOR               FOR
 and Dividend Policy

PROPOSAL #4.: Appoint an Auditor and approve to                            ISSUER          YES          FOR               FOR
consider 2009 Auditor Fees

PROPOSAL #5.: Approve to consider 2009 Board of                            ISSUER          YES          FOR               FOR
Directors' remuneration

PROPOSAL #6.1: Elect Mr. Norkun Sitthiphong as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.2: Elect Mr. Prasert Bunsumpun as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.3: Elect Mr. Watcharakiti Watcharothai as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #6.4: Elect Mr. Suraphol Nitikraipot as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.5: Elect Mr. Surachai Phuprasert as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Approve the rectification of PTT's                           ISSUER          YES          FOR               FOR
Article of Association

PROPOSAL #8.: Approve 5 years External Fund Raising                        ISSUER          YES        AGAINST           AGAINST
Plan [during 2009-2013]

PROPOSAL #9.: Receive the report PTT's related                             ISSUER          YES          FOR               FOR
Supreme Administrative Court's decisions compliances

PROPOSAL #10.: Other matters [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUBLIC BANK BHD
  TICKER:                N/A             CUSIP:     Y71497112
  MEETING DATE:          2/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the FYE 31 DEC 2008 and the reports of
 the Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of a final cash                          ISSUER          YES          FOR               FOR
dividend of 25% less 25% income tax [Final Cash
Dividend] and the distribution of a share dividend on
 the basis of 1 PBB treasury share listed and quoted
as Local on the main Board of Bursa Malaysia
Securities Berhad for every 35 ordinary shares of MYR
 1.00 each held in PBB, fractions of treasury shares
to be disregarded [Share Dividend], in respect of the
 FYE 31 DEC 2008 as recommended by the Directors

PROPOSAL #3.: Re-elect Tan Sri Dato' Sri Tay Ah Lek                        ISSUER          YES          FOR               FOR
as a Director, who retire by rotation pursuant to
Article 111 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Dato' Haji Abdul Aziz bin Omar                      ISSUER          YES          FOR               FOR
 as a Director, who retire by rotation pursuant to
Article 111 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Quah Poh Keat who retires                           ISSUER          YES          FOR               FOR
pursuant to Article 109 of the Company's Articles of
Association

PROPOSAL #6.: Re-appoint Tan Sri Dato' Sri Dr. Teh                         ISSUER          YES          FOR               FOR
Hong Piow as a Director of the Company, who retires
pursuant to Section 129 of the Companies Act, 1965 to
 hold office until the next AGM

PROPOSAL #7.: Re-appoint Tan Sri Dato' Thong Yaw Hong                      ISSUER          YES          FOR               FOR
 as a Director of the Company, who retires pursuant
to Section 129 of the Companies Act, 1965, to hold
office until the next AGM

PROPOSAL #8.: Re-appoint Dato' Dr. Haji Mohamed Ishak                      ISSUER          YES          FOR               FOR
 bin Haji Mohamed Ariff as a Director of the Company,
 who retires pursuant to Section 129 of the Companies
 Act, 1965, to hold office until the next AGM

PROPOSAL #9.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of MYR 1,142,083.00 for the FYE 31 DEC 2008

PROPOSAL #10.: Re-appoint Messrs KPMG as the Auditors                      ISSUER          YES          FOR               FOR
 of the Company for the FYE 31 DEC 2009 and authorize
 the Directors to fix the Auditors' remuneration

PROPOSAL #11.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965, to issue
shares in the Company at any time until the
conclusion of the next AGM and upon such terms and
conditions and for such purposes as the Directors
may, in their absolute discretion, deem fit provided
that the aggregate number of shares to be issued does
 not exceed 10% of the issued and paid-up share
capital of the Company for the time being, subject
always to the approvals of the relevant regulatory

PROPOSAL #12.: Authorize the Company, subject to the                       ISSUER          YES          FOR               FOR
Companies Act, 1965, the Memorandum and Articles of
Association of the Company and the requirements of
Bank Negara Malaysia, Bursa Malaysia Securities
Berhad [Bursa Securities] and any other relevant
authorities, to purchase such number of ordinary
shares of MYR 1.00 each in PBB as may be determined
by the Directors from time to time through Bursa
Securities upon such terms and conditions as the
Directors may deem fit in the interest of the Company
 provided that the aggregate number of shares
purchased pursuant to this resolution does not exceed
 10% of the total issued and paid-up share capital of
 the Company; an amount not exceeding PBB's total
audited retained profits and share premium account at
 the time of purchase be allocated by PBB for the
Proposed Share Buy-Back; based on the latest audited
financial statements of PBB as at 31 DEC 2008, the
retained profits of PBB amounted to approximately MYR
 1,133,277,000 [after deducting the final cash
dividend of MYR 629,180,000] and the share premium
account amounted to approximately MYR 1,439,601,000
[after deducting the Share Dividend]; [Authority
expires at the earlier of the conclusion of the next
AGM of the Company]; authorize the Directors to act
and to take all steps and do all things as they may
deem necessary or expedient in order to implement,
finalize and give full effect to the proposed share
buy-back and to decide in their absolute discretion
to either retain the ordinary shares of MYR 1.00 each
 in PBB purchased by PBB pursuant to the proposed
share buy-back as treasury shares to be either
distributed as share dividends or resold on Bursa
Securities or subsequently cancelled, or to cancel

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUBLIC FINANCIAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G7297B105
  MEETING DATE:          2/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the YE 31 DEC 2008

PROPOSAL #2.i: Re-elect Tan Sri Dato' Sri Dr. Teh                          ISSUER          YES          FOR               FOR
Hong Piow as a Director

PROPOSAL #2.ii: Re-elect Tan Sri Dato' Sri Tay Ah Lek                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #2.iii: Re-elect Mr. Lee Chin Guan as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.iv: Re-elect Mr. Quah Poh Keat as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.v: Re-elect Mr. Chong Yam Kiang as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.vi: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #3.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Auditors and authorize the Board of Directors to fix
 their remuneration

PROPOSAL #4.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares in
the capital of the Company and to make or grant
offers, agreements or options which would or might
require of such powers, subject to and in accordance
with all applicable laws, during and after the
relevant period not exceeding 20% of the aggregate
nominal amount of the issued share capital of the
Company, otherwise than pursuant to: i) a rights
issue; or ii) the exercise of warrants if any to
subscribe for shares of the Company or the exercise
of options granted under any share option scheme
adopted by the Company; or iii) an issue of shares of
 the Company in lieu of the whole or part of a
dividend on shares of the Company in accordance with
the Company's bye-laws; or iv) an issue of shares
made pro rata to holders of shares in the company on
a fixed record date; [Authority expires the earlier
of the conclusion of the next AGM of the Company or
the expiration of the period within which the next
AGM of the Company is required by any applicable law
or the bye-laws of the Company to be held]

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to repurchase shares of HKD 0.10 each in the capital
 of the Company on The Stock Exchange of Hong Kong
Limited [the Stock Exchange], subject to and in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange as amended from time
 to time, not exceeding 10% of the aggregate nominal
amount of the issued share capital of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by any applicable law or the bye-laws of the
 Company to be held]

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Ordinary Resolutions 4 and 5, to extend the general
mandate granted to the Directors of the Company to
exercise the powers of the Company to allot shares,
by the additions to the aggregate nominal amount of
share capital which may be allotted or agreed
conditionally or unconditionally to be allotted by
the Directors of the Company pursuant to such general
 mandate of an amount representing the aggregate
nominal amount of shares in the Company repurchased
by the Company under the authority granted pursuant
to Ordinary Resolution 5, provided that such amount
shall not exceed 10% of the aggregate nominal amount
of the issued share capital of the Company as at the
date of the passing of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUBLIC POWER CORP OF GREECE
  TICKER:                N/A             CUSIP:     X7023M103
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the new Board of Director Member,                      ISSUER          NO           N/A               N/A
 as a representative of the shareholders minority, in
 accordance to Law and Articles 20 Paragraph 1 and
10, Paragraph 5 of the Company Articles of
Association, due to the resignation of the previous

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUBLIC POWER CORP OF GREECE
  TICKER:                N/A             CUSIP:     X7023M103
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's and the                                ISSUER          NO           N/A               N/A
consolidated financial statements for 2008

PROPOSAL #2.: Approve the non-distribution of                              ISSUER          NO           N/A               N/A
dividend for 2008

PROPOSAL #3.: Approve to release of the Members of                         ISSUER          NO           N/A               N/A
the Board of Directors and of the Chartered
Accountants from any responsibility for compensation
concerning the fiscal year from 01 JAN 2008 to 31 DEC
 2008 pursuant to Article 35 of codified law 2190.1920

PROPOSAL #4.: Approve the validation of the election                       ISSUER          NO           N/A               N/A
of new Board Members and their status

PROPOSAL #5.: Amend the Articles 10, 11, 12, 18, 20,                       ISSUER          NO           N/A               N/A
21, 23, 24, 25, 26, 30, 31, 32  , 34, 35, 36 and
abolition of chapter g - Article 37 of the Articles
of Incorporation

PROPOSAL #6.: Approve the Board of Director's                              ISSUER          NO           N/A               N/A
salaries and benefits for 2008 and pre-approval of

PROPOSAL #7.: Appoint the Chartered Accountants for                        ISSUER          NO           N/A               N/A
the fiscal year from 01 JAN 2009 to 31 DEC 2009
pursuant to Articles 31 and 32 of the Articles of
incorporation of the Company and approval of the
Chartered Accountants remuneration for the above
mentioned fiscal  year

PROPOSAL #8.: Announcements and other issues                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUBLICIS GROUPE SA, PARIS
  TICKER:                N/A             CUSIP:     F7607Z165
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the 2008 FY and determination of dividends

PROPOSAL #O.4: Grant discharge to the Board of                             ISSUER          YES          FOR               FOR
Directors

PROPOSAL #O.5: Grant discharge to the Supervisory                          ISSUER          YES          FOR               FOR
Members

PROPOSAL #O.6: Approve the regulated agreements                            ISSUER          YES        AGAINST           AGAINST
referred to in Article L.225-86 of the Commercial Code

PROPOSAL #O.7: Ratify the appointment of Mr. Tadashi                       ISSUER          YES        AGAINST           AGAINST
Ishii as a new Supervisory Member

PROPOSAL #O.8: Grant authority to the general                              ISSUER          YES        AGAINST           AGAINST
assembly for the Board of Directors to allow the
Company to operate on its own shares

PROPOSAL #E.9: Grant authority to the General                              ISSUER          YES          FOR               FOR
Assembly for the Board of Directors to reduce the
capital by cancellation of own shares

PROPOSAL #E.10: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to decide the issue, with maintenance of
preferential subscription rights, of shares or
securities giving access or possibly giving access to
 capital or giving right to the allocation of debt
securities

PROPOSAL #E.11: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to decide the issue, without preferential
subscription rights, of shares or securities giving
access or possibly giving access to capital or giving
 right to the allocation of debt securities

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
proceed with the issue, without preferential
subscription rights, shares or equity securities, the
 limit of 10% with the faculty of setting the issue
price

PROPOSAL #E.13: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to decide to increase the capital by
capitalization of reserves, profits, premiums or
others whose capitalization is statutorily and
legally possible

PROPOSAL #E.14: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to decide the issue of shares or various
securities in case of public offer initiated by the
Company

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
proceed with the issue of shares or various
securities to pay contributions in kind to the
Company with in the limit of 10% of the share capital

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the number of shares or securities to be
issued in case of capital increase with or without
preferential subscription rights of shareholders
within the limit of 15% of the initial issue

PROPOSAL #E.17: Authorize the granted by the General                       ISSUER          YES          FOR               FOR
Assembly for the Board of Directors to increase the
share capital by issuing equity securities or
securities giving access to the Company's capital,
with cancellation of preferential subscription
rights, for the benefit of members of a Company

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, with cancellation of
preferential subscription rights of shareholders, for
 the benefit of certain categories of beneficiaries

PROPOSAL #E.19: Approve the overall cap of capital                         ISSUER          YES          FOR               FOR
increases carried out pursuant to the authorizations
and delegations given to the Board of Directors

PROPOSAL #E.20: Approve the faculty to use the                             ISSUER          YES        AGAINST           AGAINST
authorizations and delegations given by the assembly
in case of public offer for the Company

PROPOSAL #OE.21: Grant power                                               ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUMA AG RUDOLF DASSLER SPORT
  TICKER:                N/A             CUSIP:     D62318148
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report

PROPOSAL #2.: Appropriation of the balance sheet                           ISSUER          NO           N/A               N/A
profit [dividend payment]

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #6.: Authorization to acquire and                                 ISSUER          NO           N/A               N/A
appropriate treasury shares under revocation of the
existing authorization

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUNCAK NIAGA HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y71621109
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements of the Group and of the Company for the
FYE 31 DEC 2008 together with the reports of the
Directors and the Auditors thereon

PROPOSAL #2.: Declare a final single tier dividend of                      ISSUER          YES          FOR               FOR
 10 sen per share in respect of the FYE 31 DEC 2008
as recommended by the Directors of the Company

PROPOSAL #3.: Re-elect Mr. YBhg Dato' Matlasa Bin                          ISSUER          YES          FOR               FOR
Hitam as a Director of the Company, who retires by
rotation pursuant to Article 98 of the Company's
Articles of Association

PROPOSAL #4.: Re-elect Mr. YBhg Dato' Ir Lee Miang                         ISSUER          YES          FOR               FOR
Koi as a Director of the Company, who retires by
rotation pursuant to Article 98 of the Company's
Articles of Association

PROPOSAL #5.: Re-elect Mr. Tan Seng Lee as a Director                      ISSUER          YES        AGAINST           AGAINST
 of the Company, who retires by rotation pursuant to
Article 98 of the Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. YBhg Tan Sri Dato' Ahmad                        ISSUER          YES          FOR               FOR
Fuzi Bin Haji Abdul Razak as a Director, who retires
pursuant to Article 103 of the Company's Articles of
Association

PROPOSAL #7.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company and authorize the Directors
of the Company to fix their remuneration

PROPOSAL #8.: Authorize the Directors, pursuant to                         ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965, the Articles
 of Association of the Company and the relevant
governmental/regulatory authorities to issue shares
in the Company at any time and upon such terms and
conditions and for such purposes as the Directors
may, in their absolute discretion deem fit, provided
that the aggregate number of shares to be issued does
 not exceed 10% of the issued share capital of the
Company as at the date of this AGM and that the
Directors be and are also empowered to obtain the
approval for the listing of and quotation for the
additional shares so issued on the Bursa Malaysia
Securities Berhad and [Authority expires at the
conclusion of the next AGM of the Company]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUNCAK NIAGA HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y71621109
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, subject to the                        ISSUER          YES          FOR               FOR
Companies Act, 1965 [the Act], rules, regulations and
 orders made pursuant to the Act [as may be amended,
modified or re-enacted from time to time], the
provisions of the Company's Memorandum and Articles
of Association and the Listing Requirements of Bursa
Malaysia Securities Berhad [Bursa Securities] and any
 other relevant authority, to the fullest extent
permitted by law, to purchase and/or hold, from time
to time, and at any time, such amount of ordinary
shares of MYR 1.00 each in the Company as may be
determined by the Directors of the Company, from time
 to time, through Bursa Securities subject further to
 the following: 1) the number of ordinary shares of
MYR 1.00 each in the Company [Puncak Shares] which
may be purchased or held by the Company shall not
exceed 10% of the issued and paid-up share capital of
 the Company for the time being quoted on Bursa
Securities, subject to a restriction that the issued
and paid-up share capital of the Company does not
fall below the applicable minimum share capital
requirements of the Listing Requirements of Bursa
Securities, in the event that the Company ceases to
hold all or any part of such Puncak Shares as a
result of, amongst others, cancellation of the Puncak
 Shares, sale of the Puncak Shares on the market of
Bursa Securities or distribution of treasury shares
to the shareholders of the Company as share dividend
in respect of the Puncak Shares bought back pursuant
to the shareholder's approval for the Share buy back
authority which was obtained at the EGM of the
Company held on 26 JUN 2008, the Company shall be
entitled to further purchase and/or hold such
additional number of Puncak Shares as shall [in
aggregate with the Puncak Shares then still held by
the Company] not exceed 10% of the total issued and
paid-up share capital of the Company for the time
being quoted on Bursa Securities; 2) the maximum
amount of funds to be allocated by the Company for
the purpose of purchasing the Puncak Shares shall not
 exceed the total retained earnings and share premium
 account of the Company, the audited retained
earnings and share premium account of the Company as
at 31 DEC 2008 amounted to MYR 510,335,322.00 and MYR
 102,878,221.00 respectively; upon completion of each
 purchase of the Puncak Shares by the Company
pursuant to the Proposed Renewal of Share buy-back
authority, and authorize the Directors of the
Company, to deal with the Puncak Shares as follows:
a) the Puncak Shares so purchased may be cancelled;
and/or b) the Puncak Shares so purchased may be
retained in treasury for distribution as share
dividend to the shareholders of the Company and/or
resold on the market of Bursa Securities and/or
subsequently cancelled; and/or c) part of the Puncak
Shares so purchased may be retained as treasury
shares with the remainder being cancelled; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUNCH TAVERNS PLC
  TICKER:                N/A             CUSIP:     G73003108
  MEETING DATE:          9/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Adopt the amended form of the Articles                      ISSUER          YES          FOR               FOR
 of Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUNJ LLOYD LTD, GURGAON
  TICKER:                N/A             CUSIP:     Y71549110
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to Section 17 and                         ISSUER          YES          FOR               FOR
Section 192A of the Companies Act, 1956 read with the
 Companies [passing of the Resolution by Postal
Ballot] Rules, 2001 and all other applicable
provisions, if any, of the Companies Act, 1956
[hereinafter referred to as the Act], including any
statutory modification or re-enactment thereof for
the time being in force and subject to the necessary
approvals required, if any, in this regard from
appropriate authorities and subject to such further
terms, conditions, amendments or modifications as may
 be required or suggested by any of such appropriate
authorities; the other objects Clause i.e Part III C
of the Memorandum of Association of the Company be
altered by insertion of the specified Sub-clause 44
after the existing Sub-clause 43 as specified;
authorize the Company, pursuant to the provisions
Section 149(2A) and all other applicable provisions,
if any, of the Companies Act, 1956, to commence and
carry on all or any of the new business and
activities as included in the Clause 44 of other
Objects Clause of the Memorandum of Association of
the Company as amended above, at such time as the
Board may deem fit; authorize the Board of Directors
of the Company [which expression shall include any
Committee of Directors] or any officer, for the
purpose of giving effect to the above resolution, to
do all such acts, deeds, matters and things as it
may, in its absolute discretion deem necessary or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUNJ LLOYD LTD, GURGAON
  TICKER:                N/A             CUSIP:     Y71549110
  MEETING DATE:          7/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt and the audited                            ISSUER          YES          FOR               FOR
balance sheet as at 31 MAR 2008, the profit and loss
account for the FYE as on that date along with the
Auditors and the Directors report thereon

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Dr. Naresh Kumar Trehan as a                      ISSUER          YES          FOR               FOR
 Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Luv Chhabra as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint M/s. S.R. Batliboi & Co.,                         ISSUER          YES          FOR               FOR
Chartered Accountants as the Auditors of the Company,
 to hold office until the conclusion of the next AGM
at a remuneration to be fixed by the Board of

PROPOSAL #6.: Appoint, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 257 of the Companies ACt, 1956 Mr. Niten
Malhan as a Director of the Company, whose period of
office shall be liable to determination by retirement
 of Directors by rotation

PROPOSAL #7.: Appoint, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 257 of the Companies ACt, 1956 Mr. Mehar
Karan Singh as a Director of the Company, whose
period of office shall be liable to determination by
retirement of Directors by rotation

PROPOSAL #S.8: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 198, 269, 309 and other applicable
provisions, if any, of the Companies Act 1956, read
with Schedule XIII and Section 314 as amended up to
date, and subject to approval Reserve Bank of India,
Central Government and such other approval(s) as may
be required, if any, the Company approves the re-
appointment of Mr. Atul Punj as an Executive Chairman
 of the Company with effect from 01 JUL 2008 for a
period of 5 years, not liable to retire by rotation;
and that Mr. Mr. Atul Punj shall receive remuneration
 on the specified terms and conditions; and authorize
 the Board of Directors of the Company for the
purpose of giving effect to the above resolution
[which expression shall include any Committee of
Directors] or any officer, to do all such acts,
deeds, matters and things as it may, in its absolute
discretion deem necessary or desirable

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUNJ LLOYD LTD, GURGAON
  TICKER:                N/A             CUSIP:     Y71549110
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, pursuant to the provisions of Section
293(1)(d) of the Companies Act, 1956 and Articles of
Association of the Company, to borrow any sum or sums
 of money from time to time, for the purpose of
business of the Company on such terms and conditions
and with or without security as the Board of
Directors may in its absolute discretion thinks fit,
notwithstanding that the money or monies to be
borrowed together with the monies already borrowed by
 the Company [apart from the temporary loans obtained
 from Company's Bankers in the ordinary course of
Business] may exceed the aggregate paid up share
capital of the Company and its free reserves [i.e.
reserves not set apart for any specific purpose],
provided, that the total borrowings outstanding at
any one time including the monies already borrowed
shall not exceed a sum of INR 5000,00,00,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUNJ LLOYD LTD, GURGAON
  TICKER:                N/A             CUSIP:     Y71549110
  MEETING DATE:          2/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without modification,                       ISSUER          YES          FOR               FOR
the arrangement embodied in the Scheme of Arrangement
 between Punj Lloyd Limited, the applicant Company
and M/s PL Engineering Private Limited, the
transferee Company and their respective shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUNJAB NATIONAL BANK
  TICKER:                N/A             CUSIP:     Y7162Z104
  MEETING DATE:          8/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet of the Bank as at 31 MAR 2008, profit and loss
account of the Bank for the YE 31 MAR 2008, the
report of the Board of Directors on the working and
activities of the Bank for the period covered by the
accounts and the Auditors' report on the balance
sheet and the accounts

PROPOSAL #2.: Declare a annual dividend on equity                          ISSUER          YES          FOR               FOR
shares for the FY 2007-08

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                PUNJAB NATIONAL BANK
  TICKER:                N/A             CUSIP:     Y7162Z104
  MEETING DATE:          12/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect, pursuant to Section 9(3) (i) of                      ISSUER          YES                          AGAINST
 the Act read with the Scheme and the Regulations
made there under and RBI notification, Dr. Bhupendra
Chandra Jain as the Director of the Bank to assume
office from the date following the date of this
meeting and hold office until the completion of a
period of 3 years from the date of such assumption

PROPOSAL #1.2: Elect, pursuant to Section 9(3) (i) of                      ISSUER          YES                          AGAINST
 the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri.
Tribhuwan Nath Chaturvedi as the Director of the Bank
 to assume office from the date following the date of
 this meeting and hold office until the completion of
 a period of 3 years from the date of such assumption

PROPOSAL #1.3: Elect, pursuant to Section 9(3) (i) of                      ISSUER          YES                          AGAINST
 the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri. G. R.
Sundaravadivel as the Director of the Bank to assume
office from the date following the date of this
meeting and hold office until the completion of a
period of 3 years from the date of such assumption

PROPOSAL #1.4: Elect, pursuant to Section 9(3) (i) of                      ISSUER          YES                          AGAINST
 the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri. Sandeep
Jain as the Director of the Bank to assume office
from the date following the date of this meeting and
hold office until the completion of a period of 3
years from the date of such assumption

PROPOSAL #1.5: Elect, pursuant to Section 9(3) (i) of                      ISSUER          YES                          AGAINST
 the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri. Suresh
Kumar Goyal as the Director of the Bank to assume
office from the date following the date of this
meeting and hold office until the completion of a
period of 3 years from the date of such assumption

PROPOSAL #1.6: Elect, pursuant to Section 9(3) (i) of                      ISSUER          YES        ABSTAIN           AGAINST
 the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri. Satya
Prakash Mangal as the Director of the Bank to assume
office from the date following the date of this
meeting and hold office until the completion of a
period of 3 years from the date of such assumption

PROPOSAL #1.7: Elect, pursuant to Section 9(3) (i) of                      ISSUER          YES        ABSTAIN           AGAINST
 the Act read with the Scheme and the Regulations
made there under and RBI notification, Dr. Harsh
Mahajan as the Director of the Bank to assume office
from the date following the date of this meeting and
hold office until the completion of a period of 3
years from the date of such assumption

PROPOSAL #1.8: Elect, pursuant to Section 9(3) (i) of                      ISSUER          YES        ABSTAIN           AGAINST
 the Act read with the Scheme and the Regulations
made there under and RBI notification, Smt. Manju
Agarwal as the Director of the Bank to assume office
from the date following the date of this meeting and
hold office until the completion of a period of 3
years from the date of such assumption

PROPOSAL #1.9: Elect, pursuant to Section 9(3) (i) of                      ISSUER          YES                          AGAINST
 the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri Prakash
Agarwal as the Director of the Bank to assume office
from the date following the date of this meeting and
hold office until the completion of a period of 3
years from the date of such assumption

PROPOSAL #1.10: Elect, pursuant to Section 9(3) (i)                        ISSUER          YES                          AGAINST
of the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri. Devinder
 Kumar Singla as the Director of the Bank to assume
office from the date following the date of this
meeting and hold office until the completion of a
period of 3 years from the date of such assumption

PROPOSAL #1.11: Elect, pursuant to Section 9(3) (i)                        ISSUER          YES                          AGAINST
of the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri. Mohinder
 Kumar Chopra as the Director of the Bank to assume
office from the date following the date of this
meeting and hold office until the completion of a
period of 3 years from the date of such assumption

PROPOSAL #1.12: Elect, pursuant to Section 9(3) (i)                        ISSUER          YES                          AGAINST
of the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri. Umesh
Nath Kapur as the Director of the Bank to assume
office from the date following the date of this
meeting and hold office until the completion of a
period of 3 years from the date of such assumption

PROPOSAL #1.13: Elect, pursuant to Section 9(3) (i)                        ISSUER          YES                          AGAINST
of the Act read with the Scheme and the Regulations
made there under and RBI notification, Shri. Mahesh
Prasad Mehrotra as the Director of the Bank to assume
 office from the date following the date of this
meeting and hold office until the completion of a
period of 3 years from the date of such assumption

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                Q.P.CORPORATION
  TICKER:                N/A             CUSIP:     J64210123
  MEETING DATE:          2/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions, Approve Minor Revisions Related to the
Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                QANTAS AIRWAYS LTD
  TICKER:                N/A             CUSIP:     Q77974105
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Directors' report and the Independent Audit report of
 Qantas Airways Limited for the FYE 30 JUN 2008

PROPOSAL #2.1: Elect Mr. Alan Joyce as an Executive                        ISSUER          YES          FOR               FOR
Director of Qantas Airways Limited, pursuant to
Clause 6.5(a) of the Constitution, who retires in
accordance with the Constitution

PROPOSAL #2.2: Elect Mr. Colin Storrie as an                               ISSUER          YES          FOR               FOR
Executive Director of Qantas Airways Limited,
pursuant to Clause 6.5(a) of the Constitution, who
retires in accordance with the Constitution

PROPOSAL #2.3: Elect Mr. Richard Goodmanson as a Non-                      ISSUER          YES          FOR               FOR
executive Director of Qantas Airways Limited,
pursuant to Clause 6.5(a) of the Constitution, who
retires in accordance with the Constitution

PROPOSAL #2.4: Elect Mr. Paul Rayner as a Non-                             ISSUER          YES          FOR               FOR
executive Director of Qantas Airways Limited,
pursuant to Clause 6.5(a) of the Constitution, who
retires in accordance with the Constitution

PROPOSAL #2.5: Elect Mr. Barbara Ward as a Non-                            ISSUER          YES        AGAINST           AGAINST
executive Director of Qantas Airways Limited,
pursuant to Clause 6.5(a) of the Constitution, who
retires in accordance with the Constitution

PROPOSAL #2.6: Re-elect Mr. Patricia Cross as a Non-                       ISSUER          YES          FOR               FOR
executive Director of Qantas Airways Limited, who
retires in accordance with the Constitution

PROPOSAL #2.7: Re-elect Mr. John Schubert as a Non-                        ISSUER          YES          FOR               FOR
executive Director of Qantas Airways Limited, who
retires in accordance with the Constitution

PROPOSAL #3.1: Approve to participate Mr. Alan Joyce,                      ISSUER          YES          FOR               FOR
 the Chief Executive Officer Designate, in the Qantas
 Deferred Share Plan as is contemplated as specified

PROPOSAL #3.2: Approve to participate Mr. Colin                            ISSUER          YES          FOR               FOR
Storrie, the Chief Financial Officer, in the Qantas
Deferred Share Plan as is contemplated as specified

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008 [as specified in the Directors' report]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                QBE INSURANCE GROUP LTD
  TICKER:                N/A             CUSIP:     Q78063114
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports and the                        ISSUER          NO           N/A               N/A
reports of the Directors and the Auditors of the
Company for the YE 31 DEC 2008

PROPOSAL #2.: Adopt the remuneration report of the                         ISSUER          YES        AGAINST           AGAINST
Company for the FYE 31 DEC 2008

PROPOSAL #3.: Ratify the Company, for the purposes of                      ISSUER          YES          FOR               FOR
 ASX Listing Rule 7.4 and for all other purposes, the
 Company ratify the allotment and issue of 97,560,976
 shares [at an issue price of AUD 20.50 per share] on
 04 DEC 2008 to institutional investors

PROPOSAL #S.4: Approve to renews proportional                              ISSUER          YES          FOR               FOR
takeover approval provisions in the form as specefied
 in Clauses 117 to 119 of the Company's constitution,
 for the purposes of Section 648G of the Corporations

PROPOSAL #5.A: Re-elect Mr. E.J. Cloney as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation in
accordance with Clause 76 of the Company's

PROPOSAL #5.B: Re-elect Ms. I.F. Hudson as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation in
accordance with Clause 76 of the Company's

PROPOSAL #5.C: Re-elect Ms. B.J. Hutchinson as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Clause 76 of the Company's

PROPOSAL #5.D: Re-elect Ms. I.Y.L. Lee as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in accordance
 with Clause 76 of the Company's constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                Q-CELLS SE, BITTERFELD-WOLFEN
  TICKER:                N/A             CUSIP:     D6232R103
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report as well as the
report by the Board of Managing Directors pursuant to
 Section 61 of the se-regulation and Sections 289(4)
and 315(4) of the German Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 35,571,236.53 as follows:
 payment of a dividend of EUR 0.03 per preferred
share EUR 34,714,518.01 shall be allocated to the
other revenue reserves ex-dividend and payable date:
19 JUN 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors: I. for the                      ISSUER          NO           N/A               N/A
 2009 FY: KPMG AG, Leipzig; II. for the interim
report and the review of the interim half-year
financial statements: KPMG AG, Leipzig

PROPOSAL #6.: Resolution on the revision of the stock                      ISSUER          NO           N/A               N/A
 option program 2007 as per item 7 on the agenda of
the general meeting of 14 JUN 2007 and item 8 of the
general meeting of 26 JUN 2008, in respect of the
terms of exercise, the related revision of t he
contingent capital 2007/I, and the correspondent
amendment to the Articles of Association

PROPOSAL #7.: Renewal of the authorization to issue                        ISSUER          NO           N/A               N/A
warrant and/or convertible bonds in connection with
the implementation of the Shareholders Rights Act
[ARUG], the related revision of the contingent
capital 2006/1, and the correspondence amendments to
the Articles of Association the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to issue bonds of up to EUR
5,000,000,000, conferring a conversion or option
right for new ordinary shares of the Company, on or
before 31 MAY 2014; shareholders subscription rights
shall be excluded for the issue of bonds at a price
not materially below their theoretical market value,
for residual amounts, and for the granting of
subscription rights to the holders of previously
issued bonds; the share capital shall be increased
accordingly by up to EUR 43,621,323 through the issue
 of up to 43,621,323 new ordinary shares, insofar as
conversion or option rights are exercised [contingent
 capital 2006/1]; the Articles of Association shall

PROPOSAL #8.A: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mr. Marcel Brenninkmeijer

PROPOSAL #8.B: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mr. Joerg Menno Harms

PROPOSAL #8.C: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mr. Richard Kauffman

PROPOSAL #8.D: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mr. Andrew Lee

PROPOSAL #8.E: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mr. Christian Reitberger

PROPOSAL #8.F: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mr. Frauke Vogler

PROPOSAL #9.: Resolution on the remuneration for the                       ISSUER          NO           N/A               N/A
first Supervisory Board of the Company as an European
 Company [SE]: 1) the Members of the Supervisory
Board shall receive a) a fixed annual remuneration of
 EUR 25,000 b) a variable, profit-related annual
remuneration of EUR 200 per million with an upper
limit of EUR 25,000; 2) the Chairman of the
Supervisory Board shall receive twice the amount, the
 Deputy Chairman shall receive 1 and a half times the
 amount as per 9.1, each Member of a Committee shall
receive an extra remuneration of 25%, each Chairman
of a Committee an extra remuneration of 50% of the
remuneration as per 9.1., this does not apply to the
nomination committee; the total annual remuneration
shall not exceed twice the amount, or, in the case of
 the Chairman, thrice the amount of the fixed annual
remuneration; 3) Members of the Supervisory Board
shall be granted an asset-liability insurance; 4) the
 Company shall reimburse expenses by Members of the
Supervisory Board, the remuneration shall be granted
proportionately for the period from 23 OCT 2008 to 31
 DEC 2008, and the period from 01 JAN 2009 to 18 JUN
2009

PROPOSAL #10.: Renewal of the authorization to                             ISSUER          NO           N/A               N/A
acquire own shares the Company shall be authorized to
 acquire own ordinary shares of up to 10% of its
share capital, at a price neither more than 5% above
the market price nor below EUR 0.01, on or before 30
NOV 2010, the Board of Managing Directors shall be
authorized to use the shares for acquisition purposes
 or within the scope of one of its stock option
programs, and to dispose of the shares in a manner
other than the stock exchange or a rights offering if
 they are sold at a price not materially below their

PROPOSAL #11.: Amendment to Section 20(3) of the                           ISSUER          NO           N/A               N/A
Articles of Association in connection with the
Shareholders Rights Act [ARUG], in respect of the
Board of Managing Directors being authorized to allow
 the audio visual transmission of shareholders
meetings, especially via the internet the Board of
Managing Directors shall enter the amendment into the
 commercial register only if and when the respective
provision of the ARUG comes into effect a shareholder
 has put forth the following additional item for
resolution

PROPOSAL #12.: Resolution on the revocation of the                         ISSUER          NO           N/A               N/A
existing authorized capital, the creation of a new
authorized capital, and the correspondence amendment
to the Articles of Association the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board to increase the Company's share
 capital by up to EUR 54,526,653 through the issue of
 up to 54,526,653 new no-par shares against payment
in cash and/or kind, on or before 31 MAY 2014; the
Board of Managing Directors shall be authorized, with
 the consent of the Supervisory Board, to exclude
shareholders subscription rights for a capital
increase against payment in kind, especially in
connection with mergers and acquisitions, residual
amounts or a capital increase against payment in cash
 of the shares are sold at a price not materially
below the market price of the shares, and to use the
shares as employee shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                QISDA CORPORATION
  TICKER:                N/A             CUSIP:     Y07988101
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Elect Mr. Lan Min-Tsung [ID                                 ISSUER          YES          FOR               FOR
No.S101079818] as a Independent Director

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee, trading
derivatives and asset acquisition or disposal

PROPOSAL #B.6: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                QUANTA COMPUTER INC
  TICKER:                N/A             CUSIP:     Y7174J106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The status of euro convertible bonds                        ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The status of buybacks treasury stock                       ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 3.5 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings and staff bonus; proposed
stock dividend: 10 for 1000 shares

PROPOSAL #B.4: Approve to revise Articles of                               ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee

PROPOSAL #B.6: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RAIFFEISEN INTERNATIONAL BANK-HOLDING AG, WIEN
  TICKER:                N/A             CUSIP:     A7111G104
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the financial statements and the                       ISSUER          NO           N/A               N/A
Management report and of the consolidated financial
statements and the group Management report as at 31
DEC 2008, as well as of the report of the Supervisory
 Board on the 2008 business year

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          NO           N/A               N/A
balance sheet profit shown as at 31 DEC 2008

PROPOSAL #3.: Approve the acts of the Members of the                       ISSUER          NO           N/A               N/A
Managing Board during the 2008 business year

PROPOSAL #4.: Approve the acts of the Members of the                       ISSUER          NO           N/A               N/A
Supervisory Board during the 2008 business year

PROPOSAL #5.: Approve to establish the remuneration                        ISSUER          NO           N/A               N/A
of the Members of the Supervisory Board for the 2008
business year

PROPOSAL #6.: Elect the Supervisory Board                                  ISSUER          NO           N/A               N/A

PROPOSAL #7.: Elect the Auditor for the financial                          ISSUER          NO           N/A               N/A
statements and approve the consolidated financial
statements for the 2009 business year

PROPOSAL #8.: Authorize the Managing Board pursuant                        ISSUER          NO           N/A               N/A
to Article 174 of the Austrian Joint Stock Companies
act to issue with the approval of the Supervisory
Board, participation rights, also in several
tranches, within 5 years as of the date of the
resolution, for a maximum total amount of EUR
2,000,000,000.00 and approve to determine the terms
and conditions, the subscription right of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RANBAXY LABORATORIES LTD
  TICKER:                N/A             CUSIP:     Y7187Y165
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company [hereinafter referred to as the Board
which term shall include a Committee thereof],
pursuant to the provisions of Section 81(1A) and all
other applicable provisions, if any of the Companies
Act, 1956 [the Act] including any statutory
modification(s) thereto or re-enactment thereof for
the time being in force and in accordance with the
relevant provisions of the Memorandum and Articles of
 Association of Company and applicable
Guidelines/Regulations prescribed by the Securities
and Exchange Board of India and/or any other
Regulatory/Statutory authority, the Listing Agreement
 entered into by the Company with the Stock Exchanges
 where the securities of the Company are listed and
subject to the approvals, consents, permissions
and/or sanctions as may be required from the Reserve
Bank of India under the Foreign Exchange Management
Act, 1999, the Foreign Investment Promotion Board,
Anti Trust Commissions of various
countries/jurisdictions and from any other regulatory
 or statutory authority or body and subject to such
terms, conditions, alterations, changes, variations
and/or modification(s), if any, as may be prescribed
by any one or more or all of them in granting such
approvals, consents, permissions and/or sanctions, to
 create, offer, issue and allot Equity Shares and
Warrants to Daiichi Sankyo Company, Limited,
incorporated and existing under the Laws of Japan and
 having its Registered Office at 3-5-1 Nihonbashi-
honcho, Chuo-Ku, Tokyo-103-8426 [Japan] as specified;
 approve the relevant date as per the SEBI Guidelines
 for determination of applicable price for issue of
aforesaid Equity Shares and Warrants is 15 JUN 2008;
approve the Equity Shares to be issued and allotted
[including on exercise of Warrants] shall rank pari-
passu with the existing Equity Shares of the Company
in all respects including payment of dividend; and
authorize the Board, for the purpose of giving effect
 to the above Resolution, to do all such acts, deeds
and things and to execute all such agreements, deeds,
 documents, instruments and writings as it may in its
 sole and absolute discretion deem necessary or
expedient including to settle any question,

PROPOSAL #2.: Approve, the partial modification of                         ISSUER          YES          FOR               FOR
the Resolutions passed at the AGM of the Company held
 on 28 JUN 2006 and 31 MAY 2007 and in accordance
with the provisions of Sections 198, 269, 309 and 310
 read with Schedule XIII and other applicable
provisions of the Companies Act 1956 and the Articles
 of Association of the Company, the ceiling of
remuneration of Mr. Malvinder Mohan Singh, Chief
Executive Officer and Managing Director of the
Company, to revise effective 01 JAN 2008 such that
his Salary, allowances and perquisites shall not
exceed INR 25 crores per annum; authorize the Board
of Directors [hereinafter referred to as the Board
which term shall include a Committee of Directors],
to fix actual remuneration of Mr. Malvinder Mohan
Singh, Chief Executive Officer and Managing Director
and revise it from time to time; approve, all other
terms and conditions relating to the appointment and
remuneration of Mr. Malvinder Mohan Singh, Chief
Executive Officer and Managing Director as approved
by Members at the AGMs held on 28 JUN 2006 and 31 MAY
 2007, shall remain unchanged; and authorize the
Board to do all such acts, deeds and things as it may
 consider necessary or expedient to give effect to

PROPOSAL #S.3: Amend, pursuant to the provisions of                        ISSUER          YES          FOR               FOR
the Securities and Exchange Board of India [Employee
Stock Option Scheme and Employee Stock Purchase
Scheme] Guidelines 1999, as amended and any other
applicable laws for the time bring in force, the
existing Employees Stock Option Scheme(s) of the
Company to the effect that maximum number of stock
options that may be granted to individual Management
Employee in a year be increased from 40,000 to
3,00,000; and authorize the Board of Directors which
expression shall include a Committee thereof, for the
 purpose of giving effect to the above Resolution, to
 do all such acts, deeds and things and to execute
all such deeds, documents, instruments and writings
as may be deemed necessary or expedient for the
purpose including to settle any question, difficulty
or doubt that may arise in regard thereto

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RANBAXY LABORATORIES LTD
  TICKER:                N/A             CUSIP:     Y7187Y165
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the profit and Loss                        ISSUER          YES          FOR               FOR
account for the YE 31 DEC 2008 and the balance sheet
as at that date and the reports of the Directors and
the Auditors thereon

PROPOSAL #2.: Re-appoint Mr. Sunil Godhwani as a                           ISSUER          YES          FOR               FOR
Director who retires by rotation

PROPOSAL #3.: Appoint M/s. BSR & Co., Chartered                            ISSUER          YES          FOR               FOR
Accountants as the Auditors of the Company to hold
office from the conclusion of this meeting until the
conclusion of the next AGM and to fix their
remuneration

PROPOSAL #4.: Appoint Mr. Takashi Shoda as a Director                      ISSUER          YES          FOR               FOR
 in the casual vacancy caused by the resignation of
Mr. Vivek Bharat Ram and whose term of office expires
 at this AGM and in respect of whom the Company has
received a notice from a Member under Section 257 of
the Companies Act, 1956, proposing his candidature
for the office of Director

PROPOSAL #5.: Appoint Mr. Rajesh V. Shah as a                              ISSUER          YES          FOR               FOR
Director of the Company in the casual vacancy caused
by the resignation of Mr. Gurcharan Das and whose
term of office expires at this AGM and in respect of
whom the Company has received a notice from a Member
under Section 257 of the Companies Act, 1956,
proposing his candidature for the office of Director

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company [hereinafter referred to as the Board],
pursuant to the provisions of Section 293(1)(e) and
other applicable provisions, if any, of the Companies
 Act, 1956 (including any statutory modification or
re-enactment thereof for the time being in force), to
 contribute, from time to time, to charitable and
other funds nor directly relating to the business of
the Company or the welfare of its employees, such
amount or amounts, as the Board may in its absolute
discretion deem fit provided that the total amount
that may be so contributed in any FY shall not exceed
 INR 10 Cores or 5% of the Company's average net
profits as determined in accordance with the
provisions of Sections 349 and 350 of the Companies
Act, 1956, during the 3 FY immediately preceding,
whichever is greater; and to do all such acts, deeds,
 matters and things as it may, in its absolute
discretion deem necessary and or expedient for
implementing and giving effect to this resolution and
 to settle any question, difficulty or doubt that may
 arise in this regard on behalf of the Company

PROPOSAL #S.7: Approve, pursuant to the provision of                       ISSUER          YES          FOR               FOR
Section 309(4) of the Companies Act, 1956 (Act) or
any amendment or modification thereof the Directors
of the Company (other than the Managing and whole-
time Directors) may be paid remuneration as may be
determined by the Board of Directors or a committee
thereof, by way of commission annually for each of
the 5 FY of the Company commencing from 01 JAN 2009
not exceeding 1% of the net profit of the Company for
 all the Non-Executive Directors in aggregate,
computed in the manner referred to in Section 198(1)
of the Act or any amendment or modification thereof
and further that such payment in the above manner to
be in addition to the fees for attending meeting of
the Board and committee(s) thereof which each such
Director may be entitled to received under the
Article of Association of the Company, authorize the
Board of Directors to take such steps as the Board
may consider necessary or expedient to give effect to

PROPOSAL #S.8: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 198, 269, 309 and all other applicable
provisions if any, of the Companies Act, 1956 (Act)
read with schedule XIII to the said Act, and subject
to the receipt of requisite approvals, the Company
accords its approval to appoint Mr. Malvinder Mohan
Singh as the Chairman, Chief Executive Officer and
the Managing Director effective 19 DEC 2008 for a
period of 5 year subject to the terms and conditions
as specified in the employment agreement entered into
 between him and the Company, subject to the approval
 of central government, Mr. Malvinder Mohan Singh be
paid remuneration effective 19 DEC 2008, for a period
 3 years as specified; authorize the Board of
Directors to fix actual remuneration of Mr. Malvinder
 Mohan Singh, and revise it from time to time within
the aforesaid ceilings, and that Mr. Malvinder Mohan
Singh be entitled to such amount as commission for
each accounting year, as may be decided by the Board
within the overall limits laid down under schedule
XIII to the Act, and subject to superintendence,
control and direction of the Board, Mr. Malvinder
Mohan Singh shall perform such duties and functions
as would be commensurate with his position as a
Chairman, Chief Executive Officer and Managing
Director of the Company and as may be delegated to
him by the Board from time to time, and to take such
steps as it may consider necessary or expedient to
give effect to this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RANDSTAD HLDG NV
  TICKER:                N/A             CUSIP:     N7291Y137
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: To the report of the Managing Board on                       ISSUER          NO           N/A               N/A
the FY

PROPOSAL #3.A: Approve the annual accounts on the FY                       ISSUER          NO           N/A               N/A
2008

PROPOSAL #3.B: To the explanation on the Dividends                         ISSUER          NO           N/A               N/A
and reservation policy

PROPOSAL #3.C: Approve as a precautionary measure to                       ISSUER          NO           N/A               N/A
further strengthen the balance sheet, no ordinary
dividend is paid for 2008.

PROPOSAL #4.A: Grant discharge to Managing Director's                      ISSUER          NO           N/A               N/A

PROPOSAL #4.B: Grant discharge to Supervisory                              ISSUER          NO           N/A               N/A
Director's

PROPOSAL #5.: Re-appoint Mr. A.H.J. Risseeuw as a                          ISSUER          NO           N/A               N/A
Director of Foundation preference shares Randstad
Holding

PROPOSAL #6.: Adopt the remuneration policy of                             ISSUER          NO           N/A               N/A
Managing Board

PROPOSAL #7.A: Approve to extend the authority of the                      ISSUER          NO           N/A               N/A
 Management Board to issue shares

PROPOSAL #7.B: Approve the Managing Board is                               ISSUER          NO           N/A               N/A
authorized under approval of the Supervisory Board as
 the sole body to limit or exclude the pre emptive
right on new issued shares in the Company

PROPOSAL #8.: Approve the general meeting assigns                          ISSUER          NO           N/A               N/A
PricewaterhouseCoopers as the Auditors responsible
for auditing the financial accounts for the years
2009 and 2010

PROPOSAL #9.: Any other business                                           ISSUER          NO           N/A               N/A

PROPOSAL #10.: Closing                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RATCHABURI ELECTRICITY GENERATING HOLDING PUBLIC C
  TICKER:                N/A             CUSIP:     Y7198P112
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the shareholders                      ISSUER          YES          FOR               FOR
 AGM year 2550 [B. E] held on 04 APR 2008

PROPOSAL #2.: Acknowledge the Board of Director's                          ISSUER          YES          FOR               FOR
annual report on the Company's performance in the
previous year and activities to be performed in the
future

PROPOSAL #3.: Approve the balance sheet and the                            ISSUER          YES          FOR               FOR
statements of income for the fiscal period ended on
31 DEC 2008

PROPOSAL #4.: Approve the appropriation of the annual                      ISSUER          YES          FOR               FOR
 net profit for the year 2008 and dividend payment

PROPOSAL #5.: Appoint the Company's Auditor and                            ISSUER          YES          FOR               FOR
approve to determine the Auditor's remuneration

PROPOSAL #6.: Elect the Directors in place of those                        ISSUER          YES          FOR               FOR
retired by rotation

PROPOSAL #7.: Approve to determine the Director's                          ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #8.: Amend the Articles 18(6), 23 and 28 of                       ISSUER          YES          FOR               FOR
the Company's Articles of Association by changing the
 title [in Thai] of the Company's Managing Director

PROPOSAL #9.: Other business [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RAUTARUUKKI OY, HELSINKI
  TICKER:                N/A             CUSIP:     X72559101
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Calling the meeting to order                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.: Election of persons to scrutinize the                        ISSUER          NO           N/A               N/A
minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting                        ISSUER          NO           N/A               N/A

PROPOSAL #5.: Recording attendance at the meeting and                      ISSUER          NO           N/A               N/A
 adoption of the list of votes

PROPOSAL #6.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements, report of the Board of Directors and the
Auditor's report for 2008, and the statement by the
Supervisory Board, presentation of the CEO's review

PROPOSAL #7.: Adopt the parent Company and                                 ISSUER          YES          FOR               FOR
consolidated financial statements

PROPOSAL #8.: Approve the actions on profit or loss,                       ISSUER          YES          FOR               FOR
to pay a dividend of EUR 1.35 per share

PROPOSAL #9.: Grant discharge from liability of the                        ISSUER          YES          FOR               FOR
Members of the Supervisory Board, the Members of the
Board of Directors and the CEO

PROPOSAL #10.: Approve the fees of the Board of                            ISSUER          YES          FOR               FOR
Directors remain unchanged, the Chairman of the Board
 receives a fee of EUR 5,600 per month, the Deputy
Chairman EUR 3,500 per month and the Members EUR
2,700 per month together with an attendance fee of
EUR 600 for Board of Directors' Committee meetings
and Supervisory Board meetings, travel costs are
indemnified according to the Company's travel rules

PROPOSAL #11.: Approve the number of Members of the                        ISSUER          YES          FOR               FOR
Board of Directors remain unchanged at 7

PROPOSAL #12.: Re-elect Messrs. Maarit Aarni- Sirvio,                      ISSUER          YES          FOR               FOR
 Reino Hanhinen, Christer Granskog, Pirkko Juntti,
Kalle J. Korhonen and Liisa Leino as Members of the
Board of Directors for a further term of office
lasting one year from the 2009 AGM to the close of
the 2010 AGM; Mr. Jukka Viinanen, as Chairman of the
Board since 2001, has announced that he is no longer
available when electing Board Members for the next
term of office, elect Mr. Hannu Ryopponen BA [Bus
Admin], [B. 1952] Deputy CEO, Stora Enso Corporation
to the Board of Directors as a New Member and Mr.
Reino Hanhinen as the Chairman of the Board of
Directors and Mr. Christer Granskog as Deputy Chairman

PROPOSAL #13.: Approve the fees of the Chairman,                           ISSUER          YES          FOR               FOR
Deputy Chairman and the Members of the Supervisory
Board

PROPOSAL #14.: Approve the number of Member of the                         ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #15.: Elect Chairman, Deputy Chairman and                         ISSUER          YES          FOR               FOR
the Members of the Supervisory Board

PROPOSAL #16.: Approve that the Auditor will be paid                       ISSUER          YES        AGAINST           AGAINST
a fee based on invoice approved by the Company

PROPOSAL #17.: Re-elect Audit Firm KPMG Oy AB as the                       ISSUER          YES          FOR               FOR
Company's Auditor

PROPOSAL #18.: Amend the Articles 4 and 11 of the                          ISSUER          YES          FOR               FOR
Company's Articles of Association as specified

PROPOSAL #19.: Authorize the Board, to acquire a                           ISSUER          YES          FOR               FOR
maximum of 12,000,000 of the Company's own shares,
using the Company's unrestricted equity, at fair
value at the date of acquisition, which shall be the
prevailing market price in public trading on NASDAQ
OMX Helsinki, the proposed authority supersedes the
authority to acquire 12,000,000 shares granted by the
 AGM of 02 APR 2008 and which now expires, the
authorization is valid for 18 months from the date of
 the decision of AGM

PROPOSAL #20.: Authorize the Board, to decide on a                         ISSUER          YES          FOR               FOR
share issue that includes the right to issue new
shares or to transfer treasury shares held by the
Company, it is proposed that the authority apply to a
 maximum of 15,000,000 shares in total, the Board of
Directors shall have the right to decide who the
shares are issued to or, in disapplication of the
pre-emption rights of existing shareholders, by
private placement if there is an important financial
reason for doing so under the Limited Liability
Companies Act, the authority shall also include the
right to decide on a bonus issue if there is a
particularly weighty financial reason to do so from
the Company's point of view and taking into account
the interests of all shareholders, [Authority is
valid until the close of the 2011 AGM]

PROPOSAL #21.: PLEASE NOTE THAT THIS RESOLUTION IS A                       ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve to prepare proposals
for the AGM regarding the composition of the Board of
 Directors and the Directors' fees, the Committee is
to comprise a representative from each of the three
largest shareholders, the Chairman of the Board of
Directors, who is elected to the Committee as an
expert Member, together with one Member of the Board
of Directors appointed by the Members and who shall
be independent of the Company's major shareholders,
the right to elect Members to the Nomination
Committee to represent shareholders is vested in the
three shareholders having the largest share of the
votes conveyed by all the Company's shares as at 02
November preceding the AGM, the Chairman of the Board
 of Directors convenes the Nomination Committee,
which elects a Chairman from among its Members, the
Nomination Committee will present its proposal to the
 Company's Board of Directors by no later than 01
February preceding the AGM

PROPOSAL #22.: Other possible proposals to the meeting                     ISSUER          YES          FOR               FOR

PROPOSAL #23.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REALTEK SEMICONDUCTOR CORP
  TICKER:                N/A             CUSIP:     Y7220N101
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations and 2009                       ISSUER          NO           N/A               N/A
business plans

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The audited report for internal control                     ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of asset acquisition or                          ISSUER          NO           N/A               N/A
disposal with the affiliated Companies and people

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
proposed cash dividend TWD 1.6 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, capital reserves; proposed
stock dividend: 10 for 1,000 shares held

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.6: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B71.1: Elect Forehead International Company                      ISSUER          YES        ABSTAIN           AGAINST
 Limited; Shareholder No: 117355, as a Director;
representative: Mr. Yeh, Po-Len

PROPOSAL #B71.2: Elect Mr. Chiu, Sun-Chien;                                ISSUER          YES        ABSTAIN           AGAINST
Shareholder No: 195, as a Director

PROPOSAL #B71.3: Elect Mr. Ni, Shu-Ching; Shareholder                      ISSUER          YES        ABSTAIN           AGAINST
 No: 88, as a Director

PROPOSAL #B71.4: Elect Forehead International Company                      ISSUER          YES        ABSTAIN           AGAINST
 Limited; Shareholder No: 117355; as a Director
representative: Mr. Chern, Kuo-Jong

PROPOSAL #B71.5: Elect Uniglobe Securities [Malaysia]                      ISSUER          YES        ABSTAIN           AGAINST
 Limited; Shareholder No: 144116, as a Director;
representative: Mr. Yeh, Nan-Horng

PROPOSAL #B71.6: Elect Hsui-Chih Investment, Company                       ISSUER          YES        ABSTAIN           AGAINST
Limited; Shareholder No: 65571 as a Director,
representative: Mr. Huang, Chih-Chien

PROPOSAL #B71.7: Elect Mr. Tsai, Tyau-Chang; Id No:                        ISSUER          YES        ABSTAIN           AGAINST
Q102343646, as a Director

PROPOSAL #B72.1: Elect Mr. Fan, Mu-Kung; Shareholder                       ISSUER          YES        ABSTAIN           AGAINST
No: 1249, as a Supervisor

PROPOSAL #b72.2: Elect United Glory Limited;                               ISSUER          YES        ABSTAIN           AGAINST
Shareholder No: 65704, as a Supervisor,
representative: Mr. Wu, Tzuoh-Jeong

PROPOSAL #B72.3: Elect United Glory Limited;                               ISSUER          YES        ABSTAIN           AGAINST
Shareholder No: 65704, as a Supervisor,
representative: Mr. Wu, Cheng-Ying

PROPOSAL #B.8: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.9: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RECKITT BENCKISER GROUP PLC
  TICKER:                N/A             CUSIP:     G74079107
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the 2008 report and the financial                      ISSUER          YES          FOR               FOR
 statements

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Adrian Bellamy [Member of                       ISSUER          YES          FOR               FOR
the remuneration committee] as a Director

PROPOSAL #5.: Re-elect Dr. Peter Harf as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect Mr. Andre Lacroix [Member of                           ISSUER          YES          FOR               FOR
Audit Committee] as a Director

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #8.: Authorize the Board to determine the                         ISSUER          YES          FOR               FOR
Auditors' remuneration

PROPOSAL #9.: Grant authority to issue of equity or                        ISSUER          YES          FOR               FOR
equity-linked securities with the pre-emptive rights
up to aggregate nominal amount of GBP 23,662,000

PROPOSAL #S.10: Grant authority, subject to the                            ISSUER          YES          FOR               FOR
passing of Resolution 9, to issue of equity or
equity-linked securities without the pre-emptive
rights up to aggregate nominal amount of GBP 3,611,000

PROPOSAL #S.10: Grant authority to market purchase                         ISSUER          YES          FOR               FOR
72,000,000 ordinary shares

PROPOSAL #S.12: Approve that a general meeting other                       ISSUER          YES          FOR               FOR
than an AGM may be called on not less than 14 clear
days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RED ELECTRICA CORPORACION, SA, ALCOBANDAS
  TICKER:                N/A             CUSIP:     E42807102
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approval of the financial statements                         ISSUER          YES          FOR               FOR
and the management report of Red Electrica
Corporacion, S.A. for the fiscal year closed 31

PROPOSAL #2.: Approval of the consolidated financial                       ISSUER          YES          FOR               FOR
statements and the management report for the
consolidated group of Red Electrica Corporacion, S.A.
 for the fiscal year closed 31 December 2008.

PROPOSAL #3.: Approval of the proposed allocation of                       ISSUER          YES          FOR               FOR
profits of Red Electrica Corporacion S.A. and
distribution of the dividend for the fiscal year
closed 31 December 2008.

PROPOSAL #4.: Approval of the management performance                       ISSUER          YES          FOR               FOR
of the Board of Directors of Red Electrica
Corporacion, S.A. during the 2008 fiscal year.

PROPOSAL #5.1: Re-election of Mr. Luis M Atienza                           ISSUER          YES          FOR               FOR
Serna as an inside director.

PROPOSAL #5.2: Re-election of Ms. M de los Angeles                         ISSUER          YES          FOR               FOR
Amador Millan as an independent director.

PROPOSAL #5.3: Re-election of Mr. Rafael Sunol Trepat                      ISSUER          YES          FOR               FOR
 as a proprietary director.

PROPOSAL #6.: Re-election of auditors for the parent                       ISSUER          YES          FOR               FOR
company and consolidated group.

PROPOSAL #7.: Delegation of authority to the Board of                      ISSUER          YES          FOR               FOR
 Directors to issue and exchange negotiable fixed
income securities and preferred interests and, if
applicable, apply for listing, continued listing and
delisting thereof on organised secondary markets.

PROPOSAL #8.1: Authorisation for market acquisition                        ISSUER          YES          FOR               FOR
of treasury shares on the legally contemplated terms
and, if applicable, for their direct delivery to
employees and inside directors of the company and
those of the companies in its in its consolidated
group, as compensation.

PROPOSAL #8.2: Authorisation of their delivery as                          ISSUER          YES          FOR               FOR
compensation to members of management and inside
directors of the company and those of the companies
in its consolidated group.

PROPOSAL #8.3: Revocation of prior authorisations.                         ISSUER          YES          FOR               FOR

PROPOSAL #9.: Report on the compensation policy for                        ISSUER          YES          FOR               FOR
the Board of Directors of Red Electrica Corporacion,
S.A. and ratification of the board resolutions fixing
 its compensation for the 2008 fiscal year.

PROPOSAL #10.: Delegation for full implementation of                       ISSUER          YES          FOR               FOR
resolutions adopted at the General Shareholders
Meeting.

PROPOSAL #11.: Report to the General Shareholders                          ISSUER          NO           N/A               N/A
Meeting on the annual corporate governance report of
Red Electrica Corporacion S.A. for the 2008 fiscal
year.

PROPOSAL #12.: Report to the General Shareholders                          ISSUER          NO           N/A               N/A
Meeting on items contained in the Management report
related to article 116 bis of the Securities Market
Act.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          9/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to transfer the Company                              ISSUER          YES          FOR               FOR
headquarters to the municipality of Barueri, state of
 Sao Paulo

PROPOSAL #2.: Approve the inclusion of Jornal Cidade                       ISSUER          YES          FOR               FOR
De Barueri among the newspapers used by the Company
for publications required under law number 6404/76

PROPOSAL #3.: Amend the Article 2nd of the Corporate                       ISSUER          YES          FOR               FOR
By-laws as a result of the change in the address of
the Company headquarters

PROPOSAL #4.: Approve the consolidation of the                             ISSUER          YES          FOR               FOR
Corporate By-laws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Stock Option Plan for the                          ISSUER          YES          FOR               FOR
shares of Redecard S.A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to decide concerning retaining                       ISSUER          YES          FOR               FOR
Mr. Joaquim Francisco De Castro Neto in his position
as Chairperson of the Board of Directors, until the
end of the term of office for which he was elected,
considering the age limit that is dealt with in
Article 13, 8 of the Corporate Bylaws

PROPOSAL #2.: Elect the members of the Board of                            ISSUER          YES          FOR               FOR
Director's designated in the meetings of the Board of
 Directors held on 24 APR 2008, and 23 SEP 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          3/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to examine and vote up on the                        ISSUER          YES          FOR               FOR
Board of Directors annual report, the financial
statements and Independent Auditors and finance
committee report relating to FYE 31 DEC 2008

PROPOSAL #2.: Approve the capital budget and the                           ISSUER          YES          FOR               FOR
allocation of the net profits from the FY

PROPOSAL #3.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Board of Directors, the Independent Auditors
and the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REDECARD S A
  TICKER:                N/A             CUSIP:     P79941103
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles regarding creation                        ISSUER          YES          FOR               FOR
of statutory Earnings reserve

PROPOSAL #2.: Amend the Articles regarding the                             ISSUER          YES          FOR               FOR
require that financial transactions be approved by

PROPOSAL #3.: Amend the Articles 3 ,6 ,7 ,8 ,9 ,11                         ISSUER          YES          FOR               FOR
,12, 13 ,14, 16 , 22 and 30

PROPOSAL #4.: Amend the Articles regarding the                             ISSUER          YES          FOR               FOR
Executive Officer Board

PROPOSAL #5.: Approve to delete Sub-Section 5 of                           ISSUER          YES          FOR               FOR
Article 27, Article 31, and Article 43

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REED ELSEVIER NV
  TICKER:                N/A             CUSIP:     N73430113
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: To the annual report of the Executive                        ISSUER          NO           N/A               N/A
Board and the Supervisory Board

PROPOSAL #3.: Adopt the 2008 annual financial                              ISSUER          YES          FOR               FOR
statements

PROPOSAL #4.A: Approve release from liability of the                       ISSUER          YES          FOR               FOR
Members of the Executive Board, in accordance with
Article 31 under 2 of the Articles of Association,
requested to release the Members of the Executive
Board from liability for their Management insofar as
such Management is apparent from the financial
statements

PROPOSAL #4.B: Approve the release from liability, in                      ISSUER          YES          FOR               FOR
 accordance with Article 31 under 2 of the Articles
of Association, requested to release the Members of
the Supervisory Board from liability for their
supervision insofar as such supervision is apparent
from the financial statements

PROPOSAL #5.: Adopt the 2008 annual financial                              ISSUER          YES          FOR               FOR
statements by the General Meeting of Shareholders and
 in accordance with Article 33 under 1 of the
Articles of Association, the combined Board
recommends a final dividend of EUR 0.290 per ordinary
 share of EUR 0.07 nominal value, taking into account
 the EUR 0.114 interim dividend per ordinary share
that was paid on 29 AUG 2008, this means that the
2008 total dividend per ordinary share amounts to EUR
 0.404, the final dividend will be payable on 22 MAY
2009 and the ordinary shares will trade ex(final)
dividend from 24 APR 2009

PROPOSAL #6.: Re-appoint Deloitte Accountants B.V as                       ISSUER          YES          FOR               FOR
the External Auditors in accordance with Article 30
under 6 of the Articles of Association, conduct the
audit of the financial statements the Audit Committee
 has conducted a formal review of the performance of
the External Auditors and the effectiveness of the
audit. Based on this review, and on their subsequent
observations on the planning and execution of the
External Audit for the FYE on 31 DEC 2008, until the
AGM of Shareholders in 2010, the Supervisory Board
follows this recommendation with the support of the
Executive Board, the terms and conditions applicable
to this re-appointment will be determined by the
Supervisory Board, reference is made to the Audit
Committee report on pages 81 and 82 of the annual
reports and financial statements 2008

PROPOSAL #7.A: Re-appoint the Mr. Lord Sharman as the                      ISSUER          YES          FOR               FOR
 Supervisory Board

PROPOSAL #7.B: Re-appoint the Mr. David Reid as the                        ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #7.C: Re-appoint the Mr. Mark Elliott as the                      ISSUER          YES          FOR               FOR
 Supervisory Board

PROPOSAL #7.D: Re-appoint the Mrs. Dien de Boer-Kruyt                      ISSUER          YES          FOR               FOR
 as the Supervisory Board

PROPOSAL #8.: Appoint Mr. Ian Smith as Member of the                       ISSUER          YES          FOR               FOR
Executive Board in accordance with Article 15 under 1
 of the Articles of Association and the Combined
Board has decided for the time being to fix the
number of Members of the Executive Board at 4 as

PROPOSAL #9.: Grant authority for the acquire shares                       ISSUER          YES          FOR               FOR
in the Company on 24 APR 2008 for a period up to and
including 30 SEP 2009 in accordance with Article 9 of
 the Articles of Association, to again grant the
Executive Board the authority to acquire own shares
of the Company through stock exchange trading or
otherwise, for a period of 18 months from the date of
 the AGM of Shareholders and therefore up to and
including 21 OCT 2010, to the maximum number of
shares mentioned in Article 9 under 2(b) of the
Articles of Association, for prices not below the
nominal value and not exceeding the higher of (a)
105% of the average market price of the Company's
ordinary shares on Euro next Amsterdam during the 5
trading days immediately preceding the date of the
re-purchase, (b) the price of the last independent
trade of an ordinary share of the Company on Euro
next Amsterdam or (c) the then current independent
bid for an ordinary share of the Company on Euro next
 Amsterdam, if the re-purchase concerns R shares, the
 price shall not be lower than the nominal value and
not higher than if calculated on the basis of the
price of the ordinary shares in which they can be

PROPOSAL #10.A: Grant authority to issue shares and                        ISSUER          YES          FOR               FOR
to grant rights the to acquire shares in the capital
of the Company pursuant to a resolution passed by the
 General Meeting of Shareholders on 24 April 2008, to
 issue shares and to grant rights to subscribe for
shares as referred to in Article 6 of the Articles of
 Association was extended for a period expiring on 30
 SEP 2009, to the General Meeting of Shareholders,
for a period of 18 months from the date of the AGM of
 Shareholders and therefore up to and including 21
OCT 2010, in accordance with and within the limits of
 Article 6.2 of the Articles of Association; to issue
 shares and grant rights to acquire shares in the
capital of the Company, provided this authority shall
 be limited to 10% of the issued and outstanding
share capital of the Company at close of trading on
Euro next Amsterdam on 22 APR 2009, plus an
additional 10% of the issued and outstanding share
capital of the Company as per the same date in
relation with mergers or acquisitions; furthermore
and without application of the 10% limitation, to
issue shares in the capital of the Company in so far
as this would be done to meet obligations resulting
from the exercise of rights to acquire shares under
approved (share) option schemes, shall be restricted
by the limitations provided in Article 6.2 of the

PROPOSAL #10.B: Grant authority to issue shares, and                       ISSUER          YES          FOR               FOR
to restrict preemptive rights, to limit or exclude
statutory pre-emptive rights to the issuance of
shares for a period of 18 months from the date of the
 AGM of Shareholders and therefore up to and
including 21 OCT 2010, in accordance with and within
the limits of Article 7.4 of the Articles of
Association, to limit or exclude the statutory pre-
emptive rights of shareholders at an issue of shares
or a grant of rights to acquire shares in the capital
 of the Company, which is resolved upon by the
Combined Board pursuant to Item 10a

PROPOSAL #11.: Other business                                              ISSUER          NO           N/A               N/A

PROPOSAL #12.: close the meeting                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REED ELSEVIER NV
  TICKER:                N/A             CUSIP:     N73430113
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting                               ISSUER          NO           N/A               N/A

PROPOSAL #2.: Appoint Mr. Anthony Habgood as a Member                      ISSUER          YES          FOR               FOR
 of the Supervisory Board

PROPOSAL #3.: Closing of the general meeting                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REED ELSEVIER P L C
  TICKER:                N/A             CUSIP:     G74570121
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Declare final dividend                                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint the Auditors                                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the Auditors remuneration                            ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Ian Smith as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Mark Elliott as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. David Reid as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect Lord Sharman as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital

PROPOSAL #11.: Grant authority to allot shares                             ISSUER          YES          FOR               FOR

PROPOSAL #S.12: Approve the disapplication of pre-                         ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.13: Grant authority to purchase own shares                     ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Approve the notice period for general                      ISSUER          YES          FOR               FOR
 meetings

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE CAP LTD
  TICKER:                N/A             CUSIP:     Y72561114
  MEETING DATE:          9/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited balance sheet as at                        ISSUER          YES          FOR               FOR
31 MAR 2008, profit and loss account for the YE on
that date and the reports of the Board of Directors
and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Shri Amitabh Jhunjhunwala as                      ISSUER          YES          FOR               FOR
 a Director, who retires by rotation

PROPOSAL #4.: Appoint M/s Chaturvedi and Shah,                             ISSUER          YES          FOR               FOR
Chartered Accountants, and M/s BSR and Company,
Chartered Accountants, as the Auditors of the
Company, to hold office from the conclusion of this
AGM until the conclusion of the next AGM of the
Company on such remuneration as may be fixed by the

PROPOSAL #5.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, [hereinafter referred to as the Board which
 term shall be deemed to include any Committee which
the Board may constitute to exercise its powers,
including the powers conferred by this Resolution] in
 accordance with Section 293 (1)(d) of the Companies
Act, 1956 [including any statutory modification or
re-enactment thereof for the time being in force] and
 the Article of Association of the Company, to borrow
 any sum of money, from time to time, at their
discretion, for the purpose of the business of the
Company, which together with the monies already
borrowed by the Company [apart from temporary
obtained from the Company's Bankers in the ordinary
course of business] may exceed at any time, the
aggregate of the paid up capital of the Company and
its free reserves [that is to say reserves not set
apart for any specific purpose] by a sum not
exceeding 5 times of the then paid up capital of the
Company and its free reserves and the Board to
arrange or fix the terms and conditions of all such
monies to be borrowed from time to time as to
interest, repayment, security or otherwise as they

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, in accordance with the provisions of
Section 293 (1)(e) and all other provisions of the
Companies Act , 1956 [including any statutory
modification or re-enactment thereof for the time
being in force] and other applicable provision,
[hereinafter referred to as the Board which term
shall be deemed to include any Committee which the
Board may constitute to exercise its powers,
including the powers conferred by this Resolution] to
 contribute to any institute, body, trust, society,
Association of Person, Funds for any charitable or
other purpose, not directly relating to the business
of the Company or the welfare of the Employees, any
amount the aggregate of which will, in any FY, shall
not exceed INR 100 crore or 5% of the Company's
average net profit as determined in accordance with
the provisions of Section 349 and 350 of the
Companies Act, 1956 during the 3 FY immediately

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE COMMUNICATIONS LTD
  TICKER:                N/A             CUSIP:     Y72317103
  MEETING DATE:          9/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, profit and loss account for
the FYE on that date and the reports of the Board of
Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Prof. J. Ramachandran as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Appoint M/s. Chaturvedi & Shah,                              ISSUER          YES          FOR               FOR
Chartered Accountants and M/s. BSR and Company
Chartered Accountants as the Auditors of the Company
to hold Office from the conclusion of this AGM until
the conclusion of the next AGM of the Company, on
such remuneration as may be fixed by the Board of

PROPOSAL #5.: Appoint Shri. A.K. Purwar as an                              ISSUER          YES          FOR               FOR
Additional Director of the Company, pursuant to the
provisions of Section 257 and all other applicable
provisions, if any, of the Companies Act, 1956
[including any statutory modifications or re-
enactment thereof for the time being in force],
pursuant to the provisions of Section 260 of the
Companies Act 1956, who retires by rotation in terms
of the provisions of Article 48 of the Articles of
Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE COMMUNICATIONS LTD, NAVI MUMBAI
  TICKER:                N/A             CUSIP:     Y72317103
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, with or without                                     ISSUER          YES          FOR               FOR
modification[s], the arrangement embodied in the
Scheme of Arrangement between Reliance Communications
 Limited [the Demerged Company or RCom] and Reliance
Infratel Limited [the resulting Company or RITL] and
their respective shareholders and creditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE INDS LTD
  TICKER:                N/A             CUSIP:     Y72596102
  MEETING DATE:          4/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without                                      ISSUER          YES          FOR               FOR
modification[s], the Scheme of Amalgamation of
Reliance Petroleum Limited with Reliance Industries

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE INFRASTRUCTURE LTD
  TICKER:                N/A             CUSIP:     Y09789127
  MEETING DATE:          9/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, the profit and loss account
for the YE on that date and reports of the Board of
Directors and the Auditors' thereon

PROPOSAL #2.: Declare a dividend on equity shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Gen. V. P. Malik as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. S. L. Rao as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Dr. Leena Srivastava as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. Price waterhouse,                               ISSUER          YES          FOR               FOR
Chartered Accountants and M/s. Chaturvedi & Shah,
Chartered Accountants as the Joint Auditors of the
Company, to hold Office from the conclusion of this
AGM until the conclusion of the next AGM of the
Company on such remuneration as may be fixed by the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE INFRASTRUCTURE LTD, MUMBAI
  TICKER:                N/A             CUSIP:     Y09789127
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve with or without                                      ISSUER          YES          FOR               FOR
modification[s], the arrangement embodied in the
Scheme of Arrangement between Reliance Infrastructure
 Limited ['the Demerged Company' or 'Rlnfra'] and
Reliance Energy Generation Limited ['the Resulting
Company No. 1' or 'REGL'] and Reliance Goa and
Samalkot Power Limited ['the Resulting Company No. 2'
 or 'RGSPL'] and Reliance Power Transmission Limited
[''the Resulting Company No. 3' or 'RPTL'] and
Reliance Energy Umited [''the Resulting Company No.
4'' or 'REL'] and Reliance Infraventures Limited
['the Resulting Company No. 5' or ''RIVL'] and
Reliance Property Developers Limited ['the Resulting
Company No.6' or 'RPDL'] and their Respective

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE INFRASTRUCTURE LTD, MUMBAI
  TICKER:                N/A             CUSIP:     Y09789127
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 81 (1A) and all other applicable provisions,
 if any, of the Companies Act 1956 [including any
statutory modification(s) or re-enactment thereof,
for the time being in force] and in accordance with
the enabling provisions of the Memorandum and
Articles of Association of the Company, the
Rules/Regulations/Guidelines, if any, prescribed by
the Securities and Exchange Board of India and/or any
 other regulatory authority, the Listing Agreements
entered into by the Company with the Stock Exchanges
where the shares of the Company are listed and
subject to the approval(s), consent(s), permission(s)
 and/or sanction(s), if any, of the appropriate
authorities, institutions or bodies as may be
required, and subject to such conditions as may be
prescribed by any of them while granting any such
approval(s), consent(s), permission(s), and/or
sanction(s), and which may be agreed to by the Board
of Directors of the Company [hereinafter called the
Board which term shall be deemed to include any
committee which the Board may have constituted or
hereinafter constitute to exercise its powers
including the powers conferred by this resolution];
and authorize the Board on behalf of the Company to
create, offer, issue and allot, from time to time, in
 one or more tranches, warrants entitling the
holder(s) thereof to subscribe, from time to time,
the equity shares of the Company [hereinafter
referred to as the Securities], to the
promoter/promoter group, whether or not they are
Members of the Company, under a preferential issue
through offer letter and/or circular and/or
information memorandum and/or private placement
memorandum and/or such other documents/writings, in
such manner and on such terms and conditions as may
be determined by the Board in its absolute
discretion; provided that the aggregate number of
resultant equity shares of the Company to be issued
against warrants shall not exceed 4,29,00,000 fully
paid equity shares of the face value of INR 10 each,
at a price being not less than the higher of the
following: a) the average of the weekly high and low
of the closing prices of the Company's shares quoted
on the Stock Exchange [National Stock Exchange of
India Limited] during the 6 months preceding the
relevant date; or b) the average of the weekly high
and low of the closing prices of the Company's shares
 quoted on the Stock Exchange [National Stock
Exchange of India Limited] during the 2 weeks
preceding the relevant date; the relevant date for
this purpose shall be 25 MAY 2009, the resultant
equity shares to be issued and allotted upon exercise
 of right attached to the warrants in terms of this
resolution shall rank pari passu in all respects with
 the then existing equity shares of the Company and
be listed ort stock exchanges where the equity shares
 of the Company are listed, for the purpose of giving
 effect to the above, and authorize the Board on

PROPOSAL #S.2: Approve, pursuant to Section 81(1A)                         ISSUER          YES        AGAINST           AGAINST
and all other applicable provisions of the Companies
Act 1956 [including any statutory modification or re-
enactment thereof, for the time being in force] and
enabling provisions of the Memorandum and Articles of
 Association of the Company, the Listing Agreements
entered into with the Stock Exchanges and subject to
the provisions of Chapter XIII-A of the SEBI
[Disclosure and Investor Protection] Guidelines, 2000
 [SEBI DIP Guidelines] the provisions of the Foreign
Exchange Management Act 1999 and the Foreign Exchange
 Management [transfer or issue of security by a
Person Resident Outside India] regulations, 2000,
applicable rules, regulations, guidelines or Laws
and/or any approval, consent, permission or sanction
of the Central Government, Reserve Bank of India and
any other appropriate authorities, institutions or
bodies [hereinafter collectively referred to as the
appropriate authorities] and subject to such
conditions as may be prescribed by any one of them
while granting any such approval, consent,
permission, and/or sanction [hereinafter referred to
as the requisite approvals], which may be agreed to
by the Board of Directors of the Company [hereinafter
 called the Board which term shall be deemed to
include any committee which the Board may have
constituted or hereinafter constitute to exercise its
 powers including the power conferred by this
resolution]; and authorize the Board to issue, offer
and allot equity shares/ fully convertible
debentures/ partly convertible debentures/non
convertible debentures with warrants/any other
securities [other than warrants], which are
convertible into or exchangeable with equity shares
on such date as may be determined by the Board but
not later than 60 months from the date of allotment
[collectively referred to as QIP Securities], to the
Qualified Institutional Buyers [QIBs] as per the SEBI
 DIP Guidelines, on the basis of placement
document(s), at such time or times in 1 or more
tranche or tranches, at par or at such price or
prices, and on such terms and conditions and in such
manner as the Board may, in its absolute discretion
determine, in consultation with the Lead Managers,
advisors or other intermediaries, provided however
that the issue of securities as above shall not
result in increase of the issued equity share capital
 of the Company by more than 25% of the then issued
equity shares of the Company; the relevant date for
the determination of applicable price for the issue
of the QIP Securities shall be the date on which the
Board of the Company decide to open the proposed
issue, or the date on which the holder of the
securities which are convertible into or exchangeable
 with equity shares at a later date becomes entitled
to apply for the said shares, as the case may be
[Relevant Date]; and authorize the Board of the
Company to issue and allot such number of equity
shares as may be required to be issued and allotted
upon conversion of any Securities referred to in

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE NAT RES LTD
  TICKER:                N/A             CUSIP:     Y7269W103
  MEETING DATE:          9/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited profit                         ISSUER          YES          FOR               FOR
and loss account for the FYE 31 MAR 2008, the balance
 sheet as at that date and the reports of the Board
of Directors and the Auditors thereon

PROPOSAL #2.: Re-appoint Shri J.L. Bajaj as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Appoint Messrs. Pathak H.D. &                                ISSUER          YES          FOR               FOR
Associates, Chartered Accountants, as the Auditors of
 the Company, to hold office from the conclusion of
this AGM until the conclusion of the next AGM of the
Company on such remuneration as shall be fixed by the
 Boards of Directors

PROPOSAL #4.: Appoint, in accordance with the                              ISSUER          YES          FOR               FOR
provisions of Section 257 and all other applicable
provisions, if any, of the Companies Act, 1956,
[including any statutory modifications or re-
enactment thereof for the time being in force], Shri
Anil Singhvi as a Director of the Company, subject to
 retirement by rotation under the provisions of
Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE PETROLEUM LTD
  TICKER:                N/A             CUSIP:     Y72679122
  MEETING DATE:          4/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the with or without                                  ISSUER          YES          FOR               FOR
modification[s], the scheme of Amalgamation of
Reliance Petroleum Limited with Reliance Industries
Limited

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RELIANCE POWER LTD, NAVI MUMBAI
  TICKER:                N/A             CUSIP:     Y7236V105
  MEETING DATE:          9/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, the profit and loss accounts
 for the FYE as on that date and the reports of the
Board of Directors and the Auditors thereon

PROPOSAL #2.: Appoint M/s. Price Waterhouse,                               ISSUER          YES          FOR               FOR
Chartered Accountants and M/s. Chaturvedi and Shah,
Chartered Accountants, as the Auditors of the Company
 to hold office form the conclusion of this AGM until
 the conclusion of the next AGM of the Company, on
such remunerations as may be fixed by the Board of

PROPOSAL #3.: Appoint Shri. Anil D. Ambani as a                            ISSUER          YES          FOR               FOR
Director of the Company, not liable to retire by
rotation, under the provisions of Article 46 of the
Articles of Association of the Company

PROPOSAL #4.: Appoint Shri. S.L. Rao as a Director of                      ISSUER          YES          FOR               FOR
 the Company, subject to retirement by rotation under
 the provisions of the Articles of Association of the
 Company

PROPOSAL #5.: Appoint Shri. J.L. Bajaj as a Director                       ISSUER          YES          FOR               FOR
of the Company, subject to retirement by rotation
under the provisions of the Articles of Association
of the Company

PROPOSAL #6.: Appoint Dr. Yogendra Narain as a                             ISSUER          YES          FOR               FOR
Director of the Company, subject to retirement by
rotation under the provisions of the Articles of
Association of the Company

PROPOSAL #7.: Appoint Dr. V.K. Chaturvedi as Director                      ISSUER          YES          FOR               FOR
 of the Company, subject to retirement by rotation
under the provisions of the Articles of Association
of the Company

PROPOSAL #8.: Authorize the Company, in accordance                         ISSUER          YES          FOR               FOR
with the provisions of Sections 198, 269, 387 and all
 other applicable provisions, if any, read with the
Schedule XIII to the Companies Act, 1956, [the Act]
and subject to all such sanctions, as may be
necessary, to appoint Shri. Paresh Rathod as the
Manager of the Company for a period of 5 years
commencing from 28 APR 2008 on the terms and
conditions including remuneration as specified in the
 Agreement to be entered into between the Company and
 Shri Paresh Rathod, which Agreement is hereby
specifically sanctioned with liberty to the Board of
Directors [hereinafter referred to as Board which
term shall be deemed to include any Committee of the
Board Constituted by exercise its powers including
the powers conferred by this resolution] to alter and
 vary the terms and conditions of the said
appointment and/or Agreement, as may be agreed to
between the Board and Shri Paresh Rathod, so as not
to exceed the limits specified in Schedule XIII to
the Companies Act, 1956 or any amendments thereto;
and approve that in the event of loss or inadequacy
of profits in any FY during the currency of tenure of
 Shri Paresh Rathod, as a Manager, the remuneration
and perquisites as specified as aforesaid be paid or
granted to him as minimum remuneration and
perquisites provided that the total remuneration by
the way of salary, perquisites and other allowances
shall not exceed the applicable celling limit in
terms of Schedule XIII to the said Act as may be
amended from time to time or any equivalent statutory
 re-enactment thereof for the time being in force;
authorize the Board of Directors to take all such
steps as may be necessary, proper or expedient to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REMGRO LTD
  TICKER:                N/A             CUSIP:     S6873K106
  MEETING DATE:          8/21/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Received and approve the audited annual                      ISSUER          YES          FOR               FOR
 financial statements of the Company and the Group
for the YE 31 MAR 2008

PROPOSAL #2.: Approve to determine the Directors'                          ISSUER          YES          FOR               FOR
fees for services rendered as Directors for the past
FYE 31 MAR 2008 as well as the following FY ending 31
 MAR 2009 as specified

PROPOSAL #3.: Re-elect Mr. G.D. de Jager as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Article 31.1.1 of the Company's Articles of

PROPOSAL #4.: Re-elect Mr. J. W. Dreyer as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Article
31.1.1 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Dr. E. de la H. Hertzog as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Article 31.1.1 of the Company's Articles of

PROPOSAL #6.: Re-elect Mrs. J. A. Preller as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Article 31.1.1 of the Company's Articles of

PROPOSAL #7.: Re-elect Mr. F. Robertson as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Article
31.1.1 of the Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. T. van Wyk as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires in terms of Article
31.1.1 of the Company's Articles of Association

PROPOSAL #9.: Re-elect Mr. L. Crouse as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who retires in terms of Article
31.4.1.1 of the Company's Articles of Association

PROPOSAL #10.S1: Authorize the Board of Directors of                       ISSUER          YES          FOR               FOR
the Company, by way of a renewable general authority,
 to approve the purchase of its own shares by the
Company, or to approve the purchase of ordinary
shares in the Company by any subsidiary of the
Company, provided that: the ordinary shares be
purchased through the order book of the JSE trading
system and done without any prior understanding or
arrangement between the Company and/or the relevant
subsidiary and the counterparty, provided that if the
 Company purchases its own shares from any wholly
owned subsidiary of the Company for the purposes of
canceling such treasury shares pursuant to this
general authority, the above provisions will not be
applicable to such purchase transaction; an
announcement complying with paragraph 11.27 of the
Listings Requirements of the JSE [Listings
Requirements] be published by the Company: i) when
the Company and/or its subsidiaries cumulatively
repurchased 3% of the ordinary shares in issue as at
the time when the general authority was given [the
initial number]; and ii) for each 3% in the aggregate
 of the initial number of the ordinary shares
acquired thereafter by the Company and/or its
subsidiaries; the repurchase by the Company of its
own ordinary shares shall not in the aggregate in any
 one FY exceed 20% of the Company's issued share
capital of that class, provided that the acquisition
of ordinary shares as treasury stock by a subsidiary
of the Company shall not exceed 10% in the aggregate
of the number of issued shares of the Company;
repurchases must not be made at a price more than 10%
 above the weighted average of the market value of
the ordinary shares for the 5 business days
immediately preceding the date on which the
transaction is effected; at any point in time the
Company may only appoint one agent to effect any
repurchase on the Company's behalf or on behalf of
any subsidiary of the Company; the Company will after
 a repurchase of shares still comply with the
provisions of the Listings Requirements regarding
shareholder spread; subject to the exceptions
contained in the Listings Requirements, the Company
and the Group will not repurchase ordinary shares
during a prohibited period [as defined in the
Listings Requirements] unless they have in place a
repurchase programmed where the dates and quantities
of securities to be traded during the relevant period
 are fixed [not subject to any variation] and full
details of the programme have been disclosed in an
announcement over SENS prior to the commencement of
the prohibited period; and such repurchases will be
subject to the provisions of the Companies Act [No 61
 of 1973], as amended [Companies Act], the Company's
Articles of Association and the Listings
Requirements; [Authority expires the earlier of the
Company's next AGM or 15 months from the date of this
 resolution]; it is the intention of the Board of
Directors to use this general authority should
prevailing circumstances [including the tax

PROPOSAL #11.S2: Authorize the Board of Directors,                         ISSUER          YES          FOR               FOR
subject to the passing of Special Resolution S.10, by
 way of a general renewable authority, to enter into
derivative transactions which will or may lead to the
 Company being required to purchase its own shares,
subject to the provisions of the Companies Act and
the limitations contained in paragraph 5.84(a) of the
 Listings Requirements

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REMGRO LTD
  TICKER:                N/A             CUSIP:     S6873K106
  MEETING DATE:          10/7/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Authorize the Company, in accordance                        ISSUER          YES          FOR               FOR
with the provisions of the Articles of Association of
 Rermgro and the Listings Requirements and subject to
 and conditional upon the Richemont reconstruction
and the Remgro restructuring becoming unconditional
and the implementation of special resolutions 1, 2
and 3 and ordinary resolutions 2, 3, 4 and 5, save to
 the extent that such resolutions are conditional on
the implementation of this resolution [provided that
the Remgro Board shall be entitled to waive the
condition in whole or in part], to distribute, as an
interim dividend in specie, 40,6054 BAT ordinary
shares to Remgro shareholders that are registered in
the share register of Remgro on the distribution
record date, for every 100 Remgro shares held, and
Remgro exchanging 21,430,000 BAT ordinary shares for
302,555,410 Reinet depositary receipts and procuring
the distribution of 63,6977 Reinet depositary
receipts to Remgro shareholders for every 100 Remgro
shares held, as permitted by Section 90 of the
Companies Act, with effect from Monday 03 NOV 2008 or
 such other date as may be determined by or on behalf
 of the Remgro Board

PROPOSAL #O.2: Approve, in accordance with Schedule                        ISSUER          YES          FOR               FOR
14 of the Listings Requirements, and subject to and
conditional upon the Richemont reconstruction and the
 Remgro restructuring becoming unconditional and the
implementation of ordinary resolutions 1, 3, 4 and 5
and special resolutions 1, 2 and 3 save to the extent
 that such resolutions are conditional on the
implementation of this resolution [provided that the
Remgro Board shall be entitled to waive the condition
 in whole or in part], the minimum time periods for
delivery of the invested pre 30 SEP 2004 Remgro
Scheme shares to the scheme participants of the
Remgro Share Scheme referred to in the rules of the
Remgro Share Scheme shall lapse and that scheme
participants shall be entitled to delivery of their
unvested pre 30 SEP 2004 Remgro Scheme shares against
 payment of the purchase price for such Remgro Scheme

PROPOSAL #O.3: Approve that, in accordance with                            ISSUER          YES          FOR               FOR
Schedule 14 of the Listings Requirements and the
provisions of the deed of the Remgro Share Trust and
subject to and conditional upon the Richemont
reconstruction and the Remgro restructuring becoming
unconditional and the implementation of ordinary
resolutions 1, 2, 4 and 5 and special resolutions 1,
2 and 3 save to the extent that such resolutions are
conditional on the implementation of this resolution
[provided that the Remgro Board shall he entitled to
waive the condition in whole or in part], it is
authorized that the Remgro Share Trust and the Remgro
 Share Scheme be terminated

PROPOSAL #O.4: Approve that, in accordance with                            ISSUER          YES          FOR               FOR
Schedule 14 of the Listings Requirements and subject
to and conditional upon the Richemont reconstruction
and the Remgro restructuring becoming unconditional
and the implementation of ordinary resolutions 1, 2,
3 and 5 and special resolutions 1, 2 and 3 save to
the extent that such resolutions are conditional on
the implementation of this resolution [provided that
the Remgro Board shall be entitled to waive the
condition in whole or in part], the SAR Scheme, the
principal terms of which are set out in Section 9.3
of the circular, that 21,000,000 Remgro ordinary
shares in the unissued share capital of Remgro, be
and is hereby reserved for purposes of the SAR Scheme

PROPOSAL #O.5: Approve that, in accordance with                            ISSUER          YES          FOR               FOR
Section 221 of the Companies Act, and subject to and
conditional upon the Richemont reconstruction and the
 Remgro restructuring becoming unconditional and the
implementation of ordinary resolutions 1, 2, 3 and 4
and special resolutions 1, 2 and 3 save to the extent
 that such resolutions are conditional on the
implementation of this resolution [provided that the
Remgro board shall be entitled to waive the condition
 in whole or in part], the 21,000,000 Remgro ordinary
 shares referred to in ordinary resolution 4 be and
are hereby placed under the control of the Remgro
board as a specific authority for purposes of issuing
 and allotting such Remgro ordinary shares to
participants in the SAR Scheme in accordance with the
 provisions of the rules of the SAR Scheme

PROPOSAL #S.1: Authorize the Directors, in accordance                      ISSUER          YES          FOR               FOR
 with the provisions of section 228 of the Companies
Act and subject to and conditional upon the Richemont
 reconstruction and the Remgro restructuring becoming
 unconditional and the implementation of ordinary
resolutions 1, 2, 3, 4 and 5 and special resolutions
2 and 3 save to the extent that such resolutions are
conditional on the implementation of this resolution
[provided that the Remgro board shall be entitled to
waive the condition in whole or in part], to
distribute 192,870,000 BAT ordinary shares to Remgro
shareholders that are registered in the share
register of Remgro on the distribution record date,
and to exchange 21,430,000 BAT ordinary shares and to
 procure the distribution of the 302,555,410 Reinet
depositary receipts to Remgro shareholders, with
effect from Monday 03 NOV 2008, or such other date as
 may be determined by or on behalf of the Remgro
Board, as contemplated in ordinary resolution 1

PROPOSAL #S.2: Authorize the Company, in accordance                        ISSUER          YES          FOR               FOR
with the provisions of Section 38 and Section 226 of
the Companies Act, and subject to and conditional
upon the Richemont reconstruction and the Remgro
restructuring becoming unconditional and the
implementation of ordinary resolutions 1, 2, 3, 4 and
 5 and special resolutions 1 and 3 save to the extent
 that such resolutions are conditional on the
implementation of this resolution [provided that the
Remgro board shall be entitled to waive the condition
 in whole or in part], to make a loan to those
employee and the Director participants that hold
vested pre 30 SEP 2004 Remgro Scheme shares, vested
post 30 SEP 2004 Remgro Scheme shares and unvested
pre 30 SEP 2004 Remgro Scheme shares so as to enable
such employees and the Directors to pay the purchase
price in respect of these Remgro Scheme shares in
full as well as the securities transfer tax payable
on the transfer thereof to the relevant employee and
the Director participants, such loans will be granted
 on the terms and conditions set cut in Section 9.1

PROPOSAL #S.3: Authorize the Company, in accordance                        ISSUER          YES          FOR               FOR
with the provisions of Section 85[1] of the Companies
 Act, and subject to and conditional upon the
Richemont reconstruction and the Remgro restructuring
 becoming unconditional and the implementation of
ordinary resolutions 1, 2, 3, 4 and 5 and special
resolutions 1 and 2 save to the extent that such
resolutions are conditional on the implementation of
this resolution [provided that the Remgro board shall
 be entitled to waive the condition in whole or in
part], to acquire 8,554, 019 Remgro ordinary shares
from Tbgniese Mynbeleggings Limited, 962,119 Remgro
ordinary shares which represent the unvested post 30
SEP 2004 Remgro Scheme shares from the trustees of
the Remgro Share Trust and 7,717 unallocated Remgro
ordinary shares from the trustees of the Rermgro
Share Trust prior to the distribution date, the price
 at which these shares will be repurchased will be
equal to the closing market price on the day prior to
 such repurchase, which is expected to occur between
Wednesday 08 OCT 2008 and Friday 17 OCT 2008 and will
 be funded out of existing cash reserves

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RENAULT SA, BOULOGNE BILLANCOURT
  TICKER:                N/A             CUSIP:     F77098105
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #O.2: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
omission of dividends

PROPOSAL #O.4: Approve the Auditors' Special Report                        ISSUER          YES          FOR               FOR
regarding related-party transactions

PROPOSAL #O.5: Reelect Ms. Dominique De La Garanderie                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #O.6: Elect Mr. Takeshi Isayama as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #O.7: Elect Mr. Alain J.P. Belda as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #O.8: Elect Mr. Philippe Chartier as a                            ISSUER          YES        AGAINST           AGAINST
Representative of Employee Shareholders to the Board

PROPOSAL #O.9: Elect Mr. Michel Sailly representative                      ISSUER          YES        AGAINST           AGAINST
 of employee shareholders to the Board

PROPOSAL #O.10: Approve the Auditor's report                               ISSUER          YES          FOR               FOR

PROPOSAL #O.11: Grant authority for the repurchase of                      ISSUER          YES        AGAINST           AGAINST
 up to 10% of issued share capital

PROPOSAL #E.12: Approve to reduce the share capital                        ISSUER          YES          FOR               FOR
via cancellation of repurchased shares

PROPOSAL #E.13: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity-linked securities with preemptive
rights up to aggregate nominal amount of EUR 500
million

PROPOSAL #E.14: Grant authority for the issuance of                        ISSUER          YES        AGAINST           AGAINST
equity or equity-linked securities without preemptive
 rights up to aggregate nominal amount of EUR 350
million

PROPOSAL #E.15: Approve to increase the authorize                          ISSUER          YES          FOR               FOR
capital increase of up to 10% of issued capital for
future acquisitions

PROPOSAL #E.16: Approve to set global limit for                            ISSUER          YES          FOR               FOR
capital increase to result from all issuance requests
 at EUR 500 Million

PROPOSAL #E.17: Grant authority for the                                    ISSUER          YES          FOR               FOR
capitalization of reserves of up to EUR 1 billion for
 bonus issue or increase in par value

PROPOSAL #E.18: Grant authority for the use of up to                       ISSUER          YES          FOR               FOR
2% of issued capital in Stock Option Plan

PROPOSAL #E.19: Grant authority for the use of up to                       ISSUER          YES          FOR               FOR
0.5% of issued capital in Restricted Stock Plan

PROPOSAL #E.20: Approve Employee Stock Purchase Plan                       ISSUER          YES          FOR               FOR

PROPOSAL #O.21: Grant authority for the filing of                          ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RENEWABLE ENERGY CORPORATION AS, HOVIK
  TICKER:                N/A             CUSIP:     R7199U100
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting by the Chairman                       ISSUER          YES          FOR               FOR
of the Board and registration of attending

PROPOSAL #2.: Elect Mr. Thomas Aanmoen as the                              ISSUER          YES          FOR               FOR
Chairman of the meeting, Mr. Reidar Lund is elected
to co-sign the minutes with the Chairman

PROPOSAL #3.: Approve the notice of the meeting and                        ISSUER          YES          FOR               FOR
the agenda

PROPOSAL #4.: Approve the remuneration for the period                      ISSUER          YES          FOR               FOR
 between 19 MAY 2008 to 19 MAY 2009 for the Chairman
of the Board, Board Members, Members of the Board
Committees and Members of the Nomination Committee is
 [all amounts in NOK] as specified

PROPOSAL #5.: Approve the Auditor's remuneration of                        ISSUER          YES          FOR               FOR
NOK 2,240,000 for the audit work with the annual
accounts of Renewable Energy Corporation ASA for the
accounting year of 2008

PROPOSAL #6.: Approve the annual financial statements                      ISSUER          YES          FOR               FOR
 and the annual report from the Board for 2008 and
the profit for 2008 shall be distributed to other
equity and that dividend will not be paid for the FY

PROPOSAL #7.1: Approve the statement of the Board                          ISSUER          YES          FOR               FOR
regarding compensation to leading employees

PROPOSAL #7.2: Approve the statement of the Board                          ISSUER          YES          FOR               FOR
regarding the stock option program

PROPOSAL #8.: Amend the last sentence of Section 5 of                      ISSUER          YES          FOR               FOR
 the Articles of Association as follows: The Board
Members are elected for a period of one year at the
time

PROPOSAL #9.: Authorize the Board to increase the                          ISSUER          YES        AGAINST           AGAINST
share capital by up to NOK 49,000,000 in one or more
share issues for the purpose of ensuring that the
Company has sufficient financial flexibility with
respect to capital expenditure and related working
capital requirements and acquisitions; the authority
also includes capital increases in connection with
mergers; and to increase the share capital by maximum
 NOK 100,000,000 in one or more share issues for the
purpose of fulfilling the obligations of the Company
under the Share Purchase Program for the employees;
the subscription price and subscription terms shall
be decided by the Board in connection with each share
 issue, taking into consideration the Company's
requirements and the shares' market value at the
relevant time shares may be issued for contribution
in form of cash or by transfer of other assets
[contribution in kind]; existing shareholder's pre-
emptive rights to subscribe for Shares may be waived
by the Board upon exercise of these authorities;
these authorities replace all previous authorities to
 issue Shares; [Authority expires at the AGM in 2010,
 but in any case not later than 15 months from the
date of this General Meeting]; and to make necessary
changes to the Articles of Association upon exercise
of these authorities

PROPOSAL #10.: Authorize the Board to acquire shares                       ISSUER          YES          FOR               FOR
in Renewable Energy Corporation ASA, on behalf of the
 Company, for one or more of the following purposes:
in order to maximize the return for the shareholders;
 fulfillment of the Company's obligations under the
Share Purchase Program for the employees; in
connection with the Long Term Incentive Plan of the
Company [LTIP 2007]; the authority covers purchase of
 up to 10% of the face value of the share capital of
the Company, refer the Act Sections 9-2 and 9-3;
shares may be acquired at minimum NOK 10 per share
and maximum NOK 500 per share; the shares shall be
acquired and disposed of through ordinary purchase
and sale; [Authority is valid until the AGM in 2010
or until it is revoked by a general meeting
resolution passed with simple majority], the decision
 shall be notified to and registered by the Norwegian
 Registry of Business Entities prior to acquiring any
 shares pursuant to the authority

PROPOSAL #11.: Authorize the Board to raise one or                         ISSUER          YES          FOR               FOR
more loans where the Creditor is entitled to require
issue of shares in order to ensure that the Company
has sufficient financial flexibility with respect to
capital expenditures and related working capital
requirements and/or mergers and acquisitions; the
loans shall not exceed a total amount of NOK
49,000,000, and the share capital increase shall not
exceed NOK 49,000,000; the conditions for the loans
shall be determined by the Board at each subscription
 with regard to the need of the Company and the
market price of the shares at that time, existing
shareholders' pre-emptive rights to subscribe for
Shares may be waived by the Board upon exercise of
the authority; [Authority shall expire at the AGM in
2010 but in any event not later than 15 months from
the date of this general meeting]; and to make
necessary changes to the Articles of Association in
relation to execution of the authority

PROPOSAL #12.1: Elect Mr. Dag Opedal as a new Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #12.2: Elect Ms. Grace Skaugen as a new                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #12.3: Elect Mr. Hilde Myrberg as a new                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #12.4: Elect Mr. Odd Hansen as a new Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #13.1: Elect Mr. Torkild Nordberg [Committee                      ISSUER          YES          FOR               FOR
 Chair] as a Member of Nominating Committee

PROPOSAL #13.2: Elect Mr. Christian Berg as a Member                       ISSUER          YES          FOR               FOR
of Nominating Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RENEWABLE ENERGY CORPORATION AS, HOVIK
  TICKER:                N/A             CUSIP:     R7199U100
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting by the Chairman                       ISSUER          YES          FOR               FOR
of the Board and registration of attending
shareholders and proxies

PROPOSAL #2.: Elect Mr. Thomas Aanmoen as a Chairman                       ISSUER          YES          FOR               FOR
of the meeting and at least 1 person to sign the
minutes together with the Chairman

PROPOSAL #3.: Approve the notice of the meeting and                        ISSUER          YES          FOR               FOR
the agenda

PROPOSAL #4.: Approve to increase the share capital                        ISSUER          YES          FOR               FOR
with minimum NOK 40,000,000 and maximum NOK
400,000,000, from NOK 494,314,725 to minimum NOK
534,314,725 and maximum NOK 894,314,725, by issuance
of between 40,000,000 and 400,000,000 new shares of
nominal value NOK 1 each the final number of shares
to be issued shall be determined by the Board prior
to start of the subscription period; the Company's
shareholders as per 05 JUN 2009 shall have
preferential rights to subscribe for the new shares
Tradable subscription rights will be issued
Oversubscription and subscription without
subscription rights is permitted; the Company shall
issue a prospectus approved by Oslo Bors in
connection with the capital increase unless the Board
 decides otherwise, the prospectus shall not be
registered with or approved by any foreign
authorities other than Oslo Bors the new shares
cannot be subscribed for by investors in
jurisdictions in which it is not permitted to offer
new shares to the investors in question without the
registration or approval of the prospectus [unless
such registration or approval has taken place
pursuant to a resolution by the Board] with respect
to any shareholder not entitled to subscribe for new
shares due to limitations imposed by laws or
regulations of the jurisdiction where such
shareholder is a resident or citizen, the Company [or
 someone appointed by it] may sell such shareholder's
 subscription rights against transfer of the net
proceeds from such sale to the shareholder; the
allocation criteria shall apply as specified:
allocation will be made to subscribers in accordance
with held [granted or acquired) subscription rights
used to subscribe for new shares in the subscription
period each subscription right will give the right to
 subscribe for and be allocated one (1) New Share; If
 not all subscription rights are used in the
subscription period, subscribers having used their
subscription rights and who have over-subscribed will
 have the right to be allocated remaining new shares
on a pro rata basis in accordance with Section 10-4
of the Norwegian Public Companies Act in the event
that pro rata allocation is not possible due to the
number of remaining new shares, the Company will
determine the allocation by lot drawing; any
remaining new shares not allocated pursuant to the
criteria in items 4.1 and 4.2 above will be allocated
 to subscribers not holding subscription rights
allocation will be sought made pro rata based on the
relevant subscription amounts, provided such
allocations may be rounded down to the nearest round
lot, which is 200 Shares; any remaining New Shares
not allocated pursuant to the above allocation
criteria will be subscribed by and allocated to
members of the Underwriting Syndicate to the extent
these have not fulfilled their underwriting
obligations through subscription for shares in the
subscription period, based on and in accordance with
their respective underwriting obligations; the
subscription price in the rights issue shall be

PROPOSAL #5.: Authorize the Board to raise one or                          ISSUER          YES        AGAINST           AGAINST
more convertible loans or loans with warrants, CF the
 Public Limited Liability Companies Act section 11-1,
 in order to ensure financial flexibility, including
in connection with capital expenditures and/or
mergers and acquisitions the loans shall not exceed a
 total principal amount of NOK 6,000,000,000 the
share capital increase shall not exceed NOK
60,000,000 the conditions for the loans shall be
determined by the Board at each subscription with
regard to the need of the Company and the market
price of the shares at that time existing
shareholders' pre-emptive rights to subscribe for
shares may be waived by the Board upon exercise of
the authority this authority to raise a convertible
loan replaces the authority to raise a convertible
loan granted the Board at the General Meeting held on
 19 MAY 2009 [Authority shall expire at the AGM in
2010 but in any even not later than 15 months from
the date of this General Meeting]; to make necessary
changes to the Articles of Association upon

PROPOSAL #6.: Authorize the Board to increase the                          ISSUER          YES        AGAINST           AGAINST
share capital by maximum NOK 60,000,000 in one or
more share issues in order to improve the Company's
financial flexibility, including in connection with
capital expenditures and acquisitions the authority
also includes capital increases in connection with
mergers and share issues to employees the
subscription price and subscription terms shall be
decided by the Board in connection with each share
issue, taking into consideration the Company's
requirements and the shares' market value at the
relevant time shares may be issued for contribution
in form of cash or by transfer of other
assets[contribution in kind] existing shareholder's
pre-emptive rights to subscribe for shares may be
deviated from by the Board upon exercise of this
authorization this authority replaces the authority
given on 19 MAY 2009 to issue 49,000,000 shares to
ensure that the Company has sufficient financial
flexibility with respect to capital expenditure and
related working capital requirements and acquisitions
 [Authority expires at the AGM in 2010, but in any
case not later than 15 months from the date of this
General Meeting]; to make necessary changes to the
Articles of Association upon exercise of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RENGO CO.,LTD.
  TICKER:                N/A             CUSIP:     J64382104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RENTOKIL INITIAL PLC, LONDON
  TICKER:                N/A             CUSIP:     G7494G105
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts of the Company for                      ISSUER          YES          FOR               FOR
 the YE 31 DEC 2008 and the report of the Directors
and the Auditors thereon

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Peter Bamford as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 114 with effect from the end of the

PROPOSAL #4.: Re-elect Mr. Alan Giles as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with
Article 114 with effect from the end of the meeting

PROPOSAL #5.: Re-elect Mr. Peter Long as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with
Article 114 with effect from the end of the meeting

PROPOSAL #6.: Appoint Mr. Michael Murray as a                              ISSUER          YES          FOR               FOR
Director of the Company, in accordance with Article
119 with effect from the end of the meeting

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Company's Auditors until the conclusion of the
 next general meeting of the Company at which
accounts are laid

PROPOSAL #8.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
Auditors remuneration

PROPOSAL #S.9: Approve that a general meeting other                        ISSUER          YES          FOR               FOR
than an AGM may be called on not less than 14 clear
notice

PROPOSAL #10.: Authorize the Board, pursuant to                            ISSUER          YES          FOR               FOR
Article 12 of the Company's Articles of Association
of the Companies Act 1985, to allot relevant
securities [as specified in the Companies Act 1985]:
a) up to an aggregate nominal amount of GBP
6,043,387; and b) comprising equity [as specified in
the Companies Act 1985] up to an aggregate nominal
amount of GBP 12,086,774[including within such limit
any shares issued under[a] above] in connection with
a rights issue in favor of ordinary shareholders in
proportion[as nearly as may be practicable] to their
existing holdings and so that the  Board may impose
any limits or restrictions and make any arrangements
which it considers necessary or  appropriate to deal
with fractional entitlements, records dates, legal,
regulatory or practicable problems  in, or under the
Laws of, any territory or any other matter;
[Authority expires the earlier of the conclusion of
the next AGM of the Company in 2010 or 15 months];
and the Directors may allot relevant securities after
 the expiry of this authority in pursuance of such an
 offer or agreement made prior to such expiry

PROPOSAL #S.11: Authorize the Directors, in                                ISSUER          YES          FOR               FOR
substitution for any existing authority, subject to
the passing of Resolution 10 and pursuant to Article
13 of the Companies Articles of Association, to allot
 equity securities [as specified in Companies Act
1985] for cash pursuant to the authority conferred by
 Resolution 4, disapplying the statutory pre-emption
rights [Section 94[3A]], provided that this power is
limited to the allotment of equity
securities[Section89[1]]: a) in connection with a
rights issue in favor of ordinary shareholders in
proportion[as nearly as may be practicable] to their
existing holdings and so that the  Board may impose
any limits or restrictions and make any arrangements
which it considers necessary or  appropriate to deal
with fractional entitlements, records dates, legal,
regulatory or practicable problems  in, or under the
Laws of, any territory or any other matter ; b) up to
 an nominal amount of GBP 907,415; [Authority expires
 the earlier of the conclusion of the next AGM of the
 Company in 2010 or 15 months]; and the Directors may
 allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.12: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases [Section 163(3) of the Companies Act 1985]
of its ordinary shares of 1p each in the capital of
the Company, at a maximum number of ordinary shares
authorized to be purchased is 181,483,101, at a
minimum price of 1p; and c) the maximum
price[exclusive of expenses] which may be paid for
each ordinary share is higher of: i) an amount equal
to 105% of the average middle market quotations for
such shares derived from the London Stock Exchange
Trading System, over the previous 5 business days;
and ii) an amount equal to the higher of the price of
 the last independent trade of an ordinary share and
the highest current independent bid for an ordinary
share as derived from the London Stock Exchange
Trading Systems[SETS]; [Authority expires the earlier
 of the conclusion of the AGM of the Company held in
2010 or 18 months]; before the expiry the Company may
 make a contract to purchase ordinary shares which
will or may be executed wholly or partly after such

PROPOSAL #13.: Authorize the Company and any Company,                      ISSUER          YES          FOR               FOR
 which is or becomes a subsidiary of the Company
during the period to which this resolution relates:
a) to make donations to political parties and
Independent election candidates; b) make donations to
 political organizations other than political
parties; and c) incur political expenditure, during
the period beginning with the date of this resolution
 and ending at the conclusion of the AGM of the
Company to be held in 2010, provided that in each
case any such donations and expenditure made by the
Company and any such subsidiary shall not exceed GBP
50,000 per Company and together with those made by
any such subsidiary and the Company shall not in
aggregate exceed GBP 200,000; any terms used in this
resolution which are defined in Part 14 of the
Companies Act 2006 shall bear the same meaning for

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REPSOL YPF S A
  TICKER:                N/A             CUSIP:     E8471S130
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, if appropriate, of the annual                       ISSUER          YES          FOR               FOR
financial statements and the Management report of
Repsol YPF, S.A., of the consolidated annual
financial statements and the consolidated Management
report, for the FYE 31 DEC 2008, of the proposal of
application of its earnings and of the Management by
the Board of Directors during said year

PROPOSAL #2.1: Re-elect Mr. Luis Suarez de Lezo                            ISSUER          YES          FOR               FOR
Mantilla as a Director

PROPOSAL #2.2: Appoint Mrs. Maria Isabel Gabarro                           ISSUER          YES          FOR               FOR
Miquel as a Director

PROPOSAL #3.: Appoint the Accounts Auditor of Repsol                       ISSUER          YES          FOR               FOR
YPF, S.A. and its Consolidated Group

PROPOSAL #4.: Authorize the Board of Directors, with                       ISSUER          YES          FOR               FOR
express power of delegation, for the derivative
acquisition of shares of Repsol YPF, S.A., directly
or through controlled Companies, within a period of
18 months from the resolution of the shareholders
meeting, leaving without effect the authorization
granted by the Ordinary General Shareholders Meeting
held on 14 MAY 2008

PROPOSAL #5.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
issue debentures, bonds and any other fixed rate
securities of analogous nature, simples or
exchangeables by issued shares of other Companies, as
 well as promissory notes and preference shares, and
to guarantee the issue of securities by Companies
within the Group, leaving without effect, in the
portion not used, the eighth resolution of the
General Shareholders' Meeting held on 31 MAY 2005

PROPOSAL #6.: Approve the delegation of powers to                          ISSUER          YES          FOR               FOR
supplement, develop, execute, rectify and formalize
the resolutions adopted by the General Shareholders'
Meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RESEARCH IN MOTION LTD
  TICKER:                N/A             CUSIP:     760975102
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Messrs. James Balsillie, Mike                      ISSUER          YES          FOR               FOR
 Lazaridis, James Estill, David Kerr, Roger Martin,
John Richardson, Barbara Stymiest and John Wetmore as
 the Directors, as specified

PROPOSAL #2.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Independent Auditors of the Company and authorize the
 Directors to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RESONA HOLDINGS, INC.
  TICKER:                N/A             CUSIP:     J6448E106
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to:  Reduce Authorized                        ISSUER          YES          FOR               FOR
Capital to 8,211,780,800 shs. due to the retirement
of Class Otsu Preferred Shares and Class Bo Preferred
 Shares, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations, Allow Board to Make Rules
Governing Exercise of Shareholders' Rights

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RESORTS WORLD BHD
  TICKER:                N/A             CUSIP:     Y7368M113
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements for the FYE 31 DEC 2008 and the
Directors' and Auditors' report

PROPOSAL #2.: Approve the declaration of a final                           ISSUER          YES          FOR               FOR
dividend of 4.0 sen less 25% tax per ordinary share
of 10 sen each for the FYE 31 DEC 2008 to be paid on
21 JUL 2009 to members registered in the record of
depositors on 30 JUN 2009

PROPOSAL #3.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of MYR 741,900 for all the FYE 31 DEC 2008 [2007: MYR
 755,900]

PROPOSAL #4.: Re-elect Tan Sri Clifford Francis                            ISSUER          YES          FOR               FOR
Herbert as a Director of the Company, pursuant to
Article 99 of the Articles of Association of the
Company

PROPOSAL #5.: Re-elect Mr. Quah Chek Tin as a                              ISSUER          YES          FOR               FOR
Director of the Company pursuant to Article 99 of the
 Articles of Association of the Company

PROPOSAL #6.: Re-appoint Mr. Tun Mohammed Hanif bin                        ISSUER          YES          FOR               FOR
Omar as a Director of the Company, who retires in
accordance with Section 129 of the Companies Act,
1965, to hold office until the conclusion of the next
 AGM

PROPOSAL #7.: Re-appoint Tan Sri Alwi Jantan, as a                         ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Section 129 of the Companies Act,1965, to hold
office until the conclusion of the next AGM

PROPOSAL #8.: Re-appoint Tan Sri Wan Sidek bin Hj Wan                      ISSUER          YES          FOR               FOR
 Abdul Rahman as a Director of the Company, who
retires in accordance with Section 129 of the
Companies Act, 1965, to hold office until the
conclusion of the next AGM

PROPOSAL #9.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix the remuneration

PROPOSAL #S.1: Approve to change the name of the                           ISSUER          YES          FOR               FOR
Company from Resorts World Bhd to Genting Malaysia
Berhad and that all references in the Memorandum and
Articles of Association of the Company to the name
Resorts World Bhd wherever the same may appear shall
be deleted and substituted with Genting Malaysia
Berhad [proposed change of name] and authorize Tan
Sri Lim Kok Thay, the Chairman and Chief executive of
 the Company to give effect to the proposed change of
 name with full power to assent to any condition,
modification, variation, and/or amendment [if any] as
 may be required by the relevant authorities

PROPOSAL #10.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject always to the Companies Act, 1965,
the Articles of Association of the Company and the
relevant governmental and/or regulatory authorities,
where such approval is required, pursuant to Section
132D of the Companies Act, 1965 to issue and allot
shares in the Company, at any time and upon such
terms and conditions and for such purposes as the
Directors may, in their absolute discretion deem fit
provided that the aggregate number of shares issued
pursuant to this resolution does not exceed 10% of
the issued and paid-up share capital of the Company
for the time being, and this authority under this
resolution shall continue in for until the conclusion
 of the next AGM of the Company, and that a)
authorize the Directors of the Company, to take all
such actions that may be necessary and/or desirable
to give effect to this resolution and in connection
therewith to enter into and execute on behalf of the
Company any instrument, agreement and/or arrangement
with any person, and in all cases with full power to
assent to any condition, modification, variation
and/or amend [if any] in connection therewith; and to
 obtain the listing of and quotation for the
additional shares so issued on Bursa Malaysia

PROPOSAL #11.: Approve, subject to the passing of                          ISSUER          YES          FOR               FOR
Ordinary Resolution 12, and subject to compliance
with all applicable laws, the Company's Articles of
Association, and the regulations and guidelines
applied from time to time by Bursa Malaysia
Securities Berhad [Bursa Securities] and/or any other
 relevant regulatory authority: a) authorize the
Company to utilize up to the aggregate of the total
retained earnings and share premium accounts of the
Company based on its latest audited financial
statements available up to the date of the
transaction, to purchase, from time to time during
the validity of the approval and authority under this
 resolution, such number of ordinary shares of 10 sen
 each in the Company [as may be determine by the
Directors of the Company] on Bursa Securities upon
such terms and conditions as the Directors may deem
fit and expedient in the interests of the Company,
provided that the aggregate number of shares to be
purchased and/or held by the Company pursuant to this
 resolution does not exceed 10% of the total issued
and paid-up ordinary share capital of the Company at
the time of purchase and provided further that in the
 event that the Company ceases to hold all or any
part of such shares as a result of [among others]
cancellations, resales and/or distributions of any of
 these shares so purchased, the Company shall be
entitled to further purchase and/or hold such
additional number of shares as shall [in aggregate
with the shares then still held by the Company] not
exceed 10% of the total issued and paid-up ordinary
share capital of the Company at the time of purchase,
 based on the audited financial statements of the
Company for the FYE 31 DEC 2008, the Company's
retained earnings and share premium accounts were
approximately MYR 7,384.1 million and MYR 1,100.2
million respectively; [Authority expires at the
earlier of the conclusion of the next AGM of the
Company; or the expiry of the period within which the
 next AGM is required by law to be held]; authorize
the Directors of the Company, to deal with any shares
 purchased and any existing treasury shares [the said
 shares] in the following manner: i) cancel the said
shares; ii) retain the said shares as treasury
shares; or in any other manner as may be prescribed
by all applicable laws and/or regulations and
guidelines applied from time to time by Bursa
Securities and/or any other relevant authority for
the time being in force and that the authority to
deal with the said shares shall continue to be valid
until all the said shares have been dealt with by the
 Directors of the Company; and to take all such
actions that may be necessary and/or desirable to
give effect to this resolution and in connection
therewith to enter into and execute on behalf of the
Company any instrument, agreement and/or arrangement
with any person, and in all cases with full power to
assent to any condition, modification, variation
and/or amend [if any] as may be imposed by any
relevant regulatory authority or Bursa Securities

PROPOSAL #12.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the passing of Ordinary
Resolution 11 and the Securities Commission [SC],
approve the Genting Berhad [Genting] and the persons
acting in concert with Genting [PAC] to be exempted
from the obligation to undertake a mandatory take-
over offer on the remaining voting shares in the
Company not already owned by them under Part II of
the Malaysian Code on Take-Overs and Mergers, 1998
[Code], which may arise upon the future purchase by
the Company of its own shares pursuant to Ordinary
Resolution 11, in conjunction with the application
submitted by Genting and the PACs to the SC under
Practice Note 2.9.10 of the Code, to take all such
actions that may be necessary and/or desirable to
give effect to this resolution and in connection
therewith to enter into and execute on behalf of the
Company any instrument, agreement and/or arrangement
with any person, and in all cases with full power to
assent to any condition, modification, variation
and/or amend [if any] as may be imposed by any
relevant regulatory authority and/or to do all such
acts and things as the Directors may deem fit and
expedient in the best interest of the Company

PROPOSAL #13.: Approve the Company and/or its                              ISSUER          YES          FOR               FOR
subsidiaries, to enter into any of the transactions
falling within the types of recurrent related party
transactions of a revenue or trading nature with the
related parties as set out in Section 2.3 under Part
C of the document to shareholders dated 25 MAY 2009,
provided that such transactions are undertaken in the
 ordinary course of business, on arm's length basis
and on commercial terms which are not more favourable
 to the related party than those generally available
to/from the public and are not, in the Company's
opinion, detrimental to the minority shareholders and
 that the breakdown of the aggregate value of the
recurrent related party transactions conducted/to be
conducted during the FY, including the types of
recurrent transactions made and the names of the
related parties, will be disclosed in the annual
report of the Company; [Authority expires at the
earlier of the conclusion of the next AGM of the
Company following this AGM at which such Proposed
Shareholders' Mandate is passed, at which time it
will lapse, unless by a resolution passed at the
meeting, the authority is renewed; the expiration of
the period within which the next AGM of the Company
after that date is required to be held pursuant to
Section 143[1] of the Companies Act, 1965 [but shall
not extend to such extension as may be allowed
pursuant to Section 143[2] of the Companies Act, 1965]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REUNERT LTD
  TICKER:                N/A             CUSIP:     S69566156
  MEETING DATE:          2/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited Group                          ISSUER          YES          FOR               FOR
annual financial statements for the YE 30 SEP 2008

PROPOSAL #2.1: Re-elect Mr. T.J. Motsohi as a Non-                         ISSUER          YES          FOR               FOR
Executive Director on 01 JUN 2008, is required to
retires in terms of the Company's Articles of
Association

PROPOSAL #2.2: Re-elect Mr. T.S. Munday as a Non-                          ISSUER          YES          FOR               FOR
Executive Director on 01 JUN 2008, is required to
retires in terms of the Company's Articles of
Association

PROPOSAL #2.3: Re-elect Mr. K.S. Fuller as a                               ISSUER          YES          FOR               FOR
Director, who retires in terms of the Company's
Articles of Association

PROPOSAL #2.4: Re-elect Mr. D.J. Rawlinson as a                            ISSUER          YES          FOR               FOR
Director, who retires in terms of the Company's
Articles of Association

PROPOSAL #2.5: Re-elect Dr. J.C. Van Der Horst as a                        ISSUER          YES          FOR               FOR
Director, who retires in terms of the Company's
Articles of Association

PROPOSAL #2.6: Re-elect Mr. M.J. Shaw as a Director,                       ISSUER          YES          FOR               FOR
who retires in terms of the Company's Articles of
Association

PROPOSAL #3.: Approve the remuneration of Non-                             ISSUER          YES          FOR               FOR
Executive Directors with effect from 01 OCT 2008 in
accordance with the Company's Articles of Association
 as specified

PROPOSAL #4.O.1: Approve to reserve 2,620,000 of the                       ISSUER          YES        AGAINST           AGAINST
unissued ordinary shares of 10 cents each in the
authorized capital of the Company to meet the
requirements of the Reunert 1985 Share Option Scheme
and the Reunert 1988 Share Purchase Scheme and
authorize the Directors to allot and issue those
shares in terms of the Scheme for the purposes of the
 Reunert 1985 Share Option Scheme and the 1988 Share
Purchase Scheme

PROPOSAL #5.S.1: Approve the acquisitions by the                           ISSUER          YES          FOR               FOR
Company and/or any subsidiary of the Company, as a
general approval contemplated in Sections 85(2) and
85(3) of the Companies Act [Act 61 of 1973], as
amended [the Companies Act], from time to time, of
the issued ordinary shares of the Company, upon such
terms and conditions and in such amounts as the
Directors of the Company may from time to time
determine, but subject to the Articles of Association
 of the Company, the provisions of the Companies Act
and the Listings Requirements of the JSE Limited
[JSE], when applicable, and provided that: the
repurchase of securities being effected through the
order book operated by the JSE trading system and
done without any prior arrangement between the
Company and the counter party (reported trades are
prohibited); any such repurchase be implemented on
the open market of the JSE; at any point in time, the
 Company only appoints one agent to effect any
repurchase(s) on its behalf; the Company or its
subsidiaries are not repurchasing securities during a
 prohibited period as specified in Paragraph 3.67 of
the JSE Listings Requirements unless they have in
place a repurchase programme where the dates and
quantities of securities to be traded during the
relevant period are fixed (not subject to any
variation) and full details of the programme have
been disclosed in an announcement on SENS prior to
the commencement of the prohibited period; a paid
press release giving such details as may be required
in terms of the Listings Requirements of the JSE be
published when the Company or its subsidiaries have
cumulatively repurchased 3% of the shares in issue
and for every 3% (three percent) in aggregate of the
initial number of that class acquired thereafter; the
 general repurchase(s) may not in the aggregate in
any one FY exceed 20% of the number of shares in the
Company's issued share capital at the beginning of
the FY provided that a subsidiary of the Company may
not hold at any one time more than 10% of the number
of issued shares of the Company; in determining the
price at which the Company's ordinary shares are
acquired by the Company in terms of this general
authority, the maximum premium at which such ordinary
 shares may be acquired will be 10% of the weighted
average of the market price at which such ordinary
shares are traded on the JSE, as determined over the
5 trading days immediately preceding the date of the
repurchase of such ordinary shares by the Company;
the sponsor to the Company provides a letter on the
adequacy of working capital in terms of Section 2.12
of the JSE Listings Requirements prior to any
repurchases being implemented on the open market of
the JSE; after such repurchase the Company will still
 comply with Paragraphs 3.37 to 3.41 of the JSE
Listings Requirements concerning shareholder spread
requirements; the Directors undertake that, for a
period of 12 months following the date of the
repurchase, they will not undertake any such
repurchases unless: the Company and the Group will,

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                REXAM PLC, LONDON
  TICKER:                N/A             CUSIP:     G1274K113
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual report for                      ISSUER          YES          FOR               FOR
 the YE 31 DEC 2008

PROPOSAL #2.: Receive the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare the 2008 final dividend on the                       ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #4.: Elect Mr. John Langston as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Graham Chipchase as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-elect Mr. Noreen Doyle as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. David Robbie as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditor and authorize the Directors to
determine its remuneration

PROPOSAL #9.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company by GBP 150,000,000 to
GBP 750,000,000 by the creation of an additional
233,333,333 new ordinary shares of 64 2/7 pence each
ranking pari passu in all respects as one class of
shares with the existing ordinary shares of 64 2/4
pence each in the capital of the Company

PROPOSAL #10.: Authorize the Directors, in accordance                      ISSUER          YES          FOR               FOR
 with Article 6 of the Company's Articles of
Association, subject to the passing of Resolution 9,
to allot relevant securities: a) up to an aggregate
nominal amount of GBP 137,768,000; ii) up to an
additional aggregate nominal amount of GBP
137,768,000, in connection with a rights issue in
favor of ordinary shareholders; [Authority expires
the earlier of the conclusion of the next AGM of the
Company in 2010 or 01 JUL 2010]; and the Directors
may allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.11: Authorize the Directors, in                                ISSUER          YES          FOR               FOR
accordance with Article 7 of the Articles, to allot
equity securities for cash: i) up to an aggregate
nominal amount of GBP 20,665,000; [Authority expires
the earlier of the conclusion of the next AGM of the
Company in 2010 or 01 JUL 2010];

PROPOSAL #S.12: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of  Article 11 and the 1985 Act, to make
market purchases [Section 163 of the 1985 Act] of
ordinary shares of 64 2/4 pence each in the capital
of the Company provided that: a) the maximum number
of ordinary shares purchased pursuant to this
authority is 64,290,000; b) the maximum price for any
 ordinary shares shall not be more than the higher of
 an amount equal to 105% of the average middle market
 quotations for such shares derived from the London
Stock Exchange Daily Official List, over the previous
 5 business days immediately preceding the day on
which that ordinary shares is purchased and the
amount stipulated by Article 5(1) of the Buy-back and
 stabilisation regulation 2003; [Authority expires
the earlier of the conclusion of the next AGM of the
Company in 2010or 01 JUL 2010]; the Company, before
the expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly

PROPOSAL #13.: Approve that the Rules of the Rexam                         ISSUER          YES          FOR               FOR
Long Term Incentive Plan 2009 [the 2009 LTIP], as
specified and authorize the Directors to: a) do all
such other acts and things necessary or expedient for
 the purposes of implementing and giving effect to
the 2009 LTIP; and; b) add appendices or  establish
further plans based on the 2009 LTIP but modified to
take account of local tax, exchange control or
securities law in jurisdiction outside the UK,
provided that any ordinary shares made available
under such further Plans are treated as counting
against the limits on individual and overall
participation in the 2009 LTIP

PROPOSAL #S.14: Approve that in accordance with the                        ISSUER          YES          FOR               FOR
Articles, a general meeting other than an AGM may be
called on not less than 14 clear day's notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RHB CAPITAL BHD
  TICKER:                N/A             CUSIP:     Y7283N105
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements of the Company for the FYE 31 DEC 2008
and the Directors' and the Auditors' reports thereon

PROPOSAL #2.: Approve the final dividend of 10.6%                          ISSUER          YES          FOR               FOR
less 25% income tax in respect of the FYE 31 DEC 2008
 as recommended by the Directors

PROPOSAL #3.: Re-elect Datuk Azlan Zainol as a                             ISSUER          YES          FOR               FOR
Director, who retires under the Article 80 of the
Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Johari Abdul Muid as a                          ISSUER          YES          FOR               FOR
Director, who retires under the Article 80 of the
Company's Articles of Association

PROPOSAL #5.: Approve the payment of the Directors'                        ISSUER          YES          FOR               FOR
fees totaling MYR 336,229.51 for the FYE 31 DEC 2008

PROPOSAL #6.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the
Company, to hold office until the conclusion of the
next AGM of the Company, at a remuneration to be
determine by the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RICOH COMPANY,LTD.
  TICKER:                N/A             CUSIP:     J64683105
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RINNAI CORPORATION
  TICKER:                N/A             CUSIP:     J65199101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RIO TINTO LTD
  TICKER:                N/A             CUSIP:     Q81437107
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's financial reports                      ISSUER          YES          FOR               FOR
 and the reports of the Directors and Auditors for
the YE 31 DEC 2008

PROPOSAL #2.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008 as specified

PROPOSAL #3.: Elect Mr. Jan Du Plessis as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Sir David Clementi as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Sir Rod Eddington as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Re-elect Mr. Andrew Gould as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. David Mayhew as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of Rio Tinto Plc to hold office until
 the conclusion of the next AGM at which accounts are
 laid before Rio Tinto Plc and authorize the Audit
Committee to determine the Auditors' remuneration

PROPOSAL #S.9: Amend the Rules 89 to 91 [inclusive]                        ISSUER          YES          FOR               FOR
of the Constitution of Rio Tinto Limited as
specified; and the Articles 75 to 78 of the Articles
of Association of Rio Tinto Plc as specified

PROPOSAL #S.10: Approve the buybacks by Rio Tinto                          ISSUER          YES          FOR               FOR
Limited of ordinary shares from Tinto Holdings
Australia Pty Limited ['THA'] in the period following
 this approval until [and including] the date of the
Rio Tinto Limited 2010 AGM or 19 APR 2010 [whichever
is later] upon the terms and subject to the
conditions as specified in the draft buyback
agreement between Rio Tinto Limited and THA [entitled
 '2009 RTL-THA Agreement'], as specified

PROPOSAL #S.11.: Amend, subject to the consent in                          ISSUER          YES          FOR               FOR
writing of the holder of the special voting share;
that with effect from the close of the AGM of Rio
Tinto Limited held in 2009; the constitution of Rio
Tinto Limited as specified; the Articles of the
Association of Rio Tinto Plc as specified, be adopted
 as the Articles of Association of Rio Tinto Plc in
substitution for, and to the exclusion of, the
existing Articles of Association; and that with
effect from 00.01 am GMT on 01 OCT 2009; the
constitution of Rio Tinto Limited as specified; the
Articles of Association of Rio Tinto Plc by deleting
all of the provisions of Rio Tinto Plc's Memorandum
of Association which, by virtue of Section 28 of the
UK Companies Act 2006, are to treated as part of Rio
Tinto plc's Articles of Association; the Articles of
Association of Rio Tinto Plc by deleting all
provisions referred to in Paragraph 42 of Schedule 2
of the UK Companies Act 2006 [Commencement No 8,
Transitional Provision and Savings] Order 2008
[Statutory Instrument 2008 No 2860]; and the Articles
 of Association of Rio Tinto Plc as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RIO TINTO PLC
  TICKER:                N/A             CUSIP:     G75754104
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and Auditors FYE 31 DEC

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect Mr. Jan Du Plessis as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Sir David Clementi as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Sir Rod Eddington as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Andrew Gould as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. David Mayhew as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as Auditors of Rio Tinto Plc and authorize the Audit
Committee to determine their remuneration

PROPOSAL #9.: Approve the non executive Director's fee                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Authorize to increase the share                             ISSUER          YES          FOR               FOR
capital and authority to allot relevant securities
under Section 80 of the Companies Act 1985

PROPOSAL #S.11: Grant authority to allot relevant                          ISSUER          YES          FOR               FOR
securities for cash under Section 89 of the Companies
 Act 1985

PROPOSAL #S.12: Approve the notice period for general                      ISSUER          YES          FOR               FOR
 meetings other than AGM

PROPOSAL #13.: Grant authority to pay scrip dividends                      ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Adopt and amend the new Articles of                        ISSUER          YES          FOR               FOR
Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RITEK CORPORATION
  TICKER:                N/A             CUSIP:     Y7303N101
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of acquisition or                      ISSUER          NO           N/A               N/A
 disposal of assets

PROPOSAL #A.4: To report the status of endorsement                         ISSUER          NO           N/A               N/A
and guarantee

PROPOSAL #A.5: To report the status of Buyback                             ISSUER          NO           N/A               N/A
Treasury Stock

PROPOSAL #A.6: To report the status of assets                              ISSUER          NO           N/A               N/A
impairment

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.6: Approve the proposal of capital                             ISSUER          YES        AGAINST           AGAINST
injection by issuing new shares to participate the
global depositary receipt or issuing new shares via
private placement

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RMB HOLDINGS LTD
  TICKER:                N/A             CUSIP:     S6992P127
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the audited annual financial                        ISSUER          YES          FOR               FOR
statements of the Company and the Group for the YE 30
 JUN 2008

PROPOSAL #O.2: Re-elect Messrs. Patrick Maguire Goss,                      ISSUER          YES          FOR               FOR
 Paul Kenneth Harris, Khehla Cleopas Shubane as the
Directors, who retires in terms of the Company's
Articles of Association

PROPOSAL #O.3: Re-elect Mr. Leon Crouse and Mr. Sonja                      ISSUER          YES          FOR               FOR
 Emilia Ncumisa Sebotsa as the Directors, who retires
 in terms of the Company's Articles of Association

PROPOSAL #O.4: Approve the Directors' remuneration                         ISSUER          YES          FOR               FOR
for the YE 30 JUN 2008

PROPOSAL #O.5: Approve the Directors' fees for the YE                      ISSUER          YES          FOR               FOR
 30 JUN 2009 as specified

PROPOSAL #O.6: Approve to place 15% of the authorized                      ISSUER          YES          FOR               FOR
 but unissued ordinary shares in the Company
[currently representing approximately 10% of the
total issued ordinary shares of the Company], under
the control of the Directors as a general authority
until the forthcoming AGM and to allot and issue
shares in the Company upon such terms and conditions
as the Directors in their discretion deem fit,
subject to the Companies Act [Act 61 of 1973], as
amended [the Companies Act], the Articles of
Association of the Company and the Listings
Requirements of the JSE Limited [JSE], when applicable

PROPOSAL #O.7: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, by way of a renewable general authority,
 to issue ordinary shares in the authorized but
unissued share capital of the Company for cash as and
 when they in their discretion deem fit, subject to
the Companies Act, the Articles of Association of the
 Company and the Listings Requirements of the JSE,
when applicable, and the following limitations,
namely that: the ordinary shares which are the
subject of the issue for cash must be of a class
already in issue, or where this is not the case, must
 be limited to such securities or rights that are
convertible into a class already in issue; the
ordinary shares must be issued to public shareholders
 as defined by the JSE Listings Requirements and not
related parties; the ordinary shares which are the
subject of the issue for cash may not exceed 10% in
the aggregate in any 1 FY of the number of equity
shares in issue of that class; a maximum discount at
which the ordinary shares may be issued is 10% of the
 weighted average traded price of the Company's
ordinary shares measured over 30 business days prior
to the date that the price of the issue is determined
 or agreed by the Directors of the Company and the
party subscribing for the securities; and a paid
press announcement giving full details, including the
 impact on net asset value and earnings per share,
will be published at the time of any issue
representing, on a cumulative basis within 1
financial year, 5% or more of the number of ordinary
shares in issue prior to that issue, in terms of the
JSE Listings Requirements; [Authority expires the

PROPOSAL #O.8: Re-appoint, as recommended by the                           ISSUER          YES          FOR               FOR
Audit and Risk Committee, PricewaterhouseCoopers Inc.
 as the Auditors of the Company until the next AGM
and Fulvio Tonelli, as the individual registered
Auditor, who will undertake the audit for the Company
 for the ensuing year

PROPOSAL #S.1: Authorize the Company's, in terms of                        ISSUER          YES          FOR               FOR
the Company's Articles of Association, by way of a
general authority, to repurchase issued shares in the
 Company or to permit a subsidiary of the Company to
purchase shares in the Company, as and when deemed
appropriate, subject to the following initiatives:
that any such repurchase be effected through the
order book operated by the JSE trading system and
done without any prior understanding or arrangement
between the Company and the counterparty [reported
trades are prohibited]; that a paid press release
giving such details as may be required in terms of
the JSE Listings Requirements be published when the
Company or its subsidiaries have repurchased in
aggregate 3% of the initial number of shares in
issue, as at the time that the general authority was
granted, and for each 3% in aggregate of the initial
number of shares which is acquired thereafter; that a
 general repurchase may not in aggregate in any 1 FY
exceed 10% of the number of shares in the Company's
issued share capital as at the beginning of the FY,
provided that a subsidiary of the Company may not
hold at any one time more than 10% of the number of
issued shares of the Company; that no repurchases
will be effected during a prohibited period unless
there is in place a repurchase programme where the
dates and quantities of securities to be traded
during the relevant period are fixed [not subject to
any variation]and full details of the programme have
been disclosed in an announcement over SENS prior to
the commencement of the prohibited period; that at
any point in time, the Company may only appoint one
agent to effect repurchases on the Company's behalf;
that the Company may only undertake a repurchase of
securities if, after such repurchase the Company
still complies with the JSE Listings Requirements
concerning shareholder spread requirements; that, in
determining the price at which shares may be
repurchased in terms of this authority, the maximum
premium permitted be 10% above the weighted average
traded price of the shares as determined over the
five (5) business days prior to the date of
repurchase; the sponsor to the Company provides a
letter to the JSE on the adequacy of working capital
in terms of Section 2.12 of the JSE Listings
Requirements prior to any repurchases being
implemented on the open market of the JSE; and that
such repurchase shall be subject to the Companies Act
 and the applicable provisions of the JSE Listings
Requirements; [Authority expires the earlier of the
Company's next AGM or 15 months from the date of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROCHE HLDG LTD
  TICKER:                N/A             CUSIP:     H69293217
  MEETING DATE:          3/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: The Board of Directors proposes that                        ISSUER          NO           N/A               N/A
the annual report, annual financial statements and
consolidated financial statements for 2008 be approved

PROPOSAL #1.2: The Board of Directors proposes that                        ISSUER          NO           N/A               N/A
the remuneration report be approved; this vote is
purely consultative

PROPOSAL #2.: Ratification of the Board of Directors                       ISSUER          NO           N/A               N/A
action

PROPOSAL #3.: Approve the allocation of income and                         ISSUER          NO           N/A               N/A
dividends of CHF 5.00 per share

PROPOSAL #4.1: Re-election of Prof. Sir John Bell to                       ISSUER          NO           N/A               N/A
the Board for a term of 3 years as provided by the
Articles of Incorporation

PROPOSAL #4.2: Re-election of Mr. Andre Hoffmann to                        ISSUER          NO           N/A               N/A
the Board for a term of 3 years as provided by the
Articles of Incorporation

PROPOSAL #4.3: Re-election of Dr. Franz B. Humer to                        ISSUER          NO           N/A               N/A
the Board for a term of 3 years as provided by the
Articles of Incorporation

PROPOSAL #5.: Election of Statutory Auditors, the                          ISSUER          NO           N/A               N/A
Board of Directors proposes that KPMG Ltd., be
elected as Statutory Auditors for the 2009 FY

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROCKWOOL INTERNATIONAL A/S, HEDEHUSENE
  TICKER:                N/A             CUSIP:     K8254S144
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors' report                       ISSUER          YES          FOR               FOR
on the Company's activities during the past FY

PROPOSAL #2.: Receive the annual report together with                      ISSUER          YES          FOR               FOR
 the Auditors' report

PROPOSAL #3.: Adopt the annual report for the past FY                      ISSUER          YES          FOR               FOR
 and grant discharge to the Management and the Board
of Directors from liability

PROPOSAL #4.: Approve a dividend for the FY 2008 of                        ISSUER          YES          FOR               FOR
DKK 9.60 per share of a nominal value of DKK 10; and
that the dividends will be distributed on 28 APR 2009

PROPOSAL #5.1: Re-elect Mr. Jan W. Hillege to the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #5.2: Elect Mr. Bjorn Hoi Jensen to the                           ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #5.3: Re-elect Mr. Thomas Kahler to the                           ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #5.4: Re-elect Mr. Tom Kahler to the Board                        ISSUER          YES          FOR               FOR
of Directors

PROPOSAL #5.5: Re-elect Mr. Henrik Elliot Nyegaard to                      ISSUER          YES          FOR               FOR
 the Board of Directors

PROPOSAL #5.6: Re-elect Mr. Steen Riisgaard to the                         ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #6.: Re-elect Messrs. Ernst & Young                               ISSUER          YES          FOR               FOR
Statsautoriseret Revisionsaktieselskab as the Auditors

PROPOSAL #7.A: Approve the remuneration of the Board                       ISSUER          YES          FOR               FOR
of Directors for 2009/2010

PROPOSAL #7.B: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
acquire own shares, until the next AGM of
shareholders, including A shares as well as B shares,
 of a maximum nominal value of 10% of the Company's
share capital, provided that the price of the shares
at the time of purchase does not deviate by more than
 10% from the most recent listed price, cf. Section
48 of the Danish Companies Act

PROPOSAL #7.C.1: Amend the Articles of Association by                      ISSUER          YES          FOR               FOR
 inserting new Article 14.c and consequently amend
the first sentence of Article 14.a

PROPOSAL #7.C.2: Amend Articles 15.a and 17 of the                         ISSUER          YES          FOR               FOR
Articles of Association and, consequently, the third
sentence of Article 15.c

PROPOSAL #7.C.3: Amend Articles 16 and 17 of the                           ISSUER          YES          FOR               FOR
Articles of Association regarding clarification of
references to Members of the Company's registered
management

PROPOSAL #8.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROGERS COMMUNICATIONS INC
  TICKER:                N/A             CUSIP:     775109200
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Ronald D. Besse as a Director                     ISSUER          NO           N/A               N/A

PROPOSAL #1.2: Elect Mr. C. William D. Birchall as a                       ISSUER          NO           N/A               N/A
Director

PROPOSAL #1.3: Elect Mr. John H. Clappison as a                            ISSUER          NO           N/A               N/A
Director

PROPOSAL #1.4: Elect Mr. Peter C. Godsoe as a Director                     ISSUER          NO           N/A               N/A

PROPOSAL #1.5: Elect Mr. Alan D. Horn as a Director                        ISSUER          NO           N/A               N/A

PROPOSAL #1.6: Elect Mr. Thomas I. Hull as a Director                      ISSUER          NO           N/A               N/A

PROPOSAL #1.7: Elect Mr. Philip B. Lind as a Director                      ISSUER          NO           N/A               N/A

PROPOSAL #1.8: Elect Mr. Isabelle Marcoux as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #1.9: Elect Mr. Nadir H. Mohamed as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #1.10: Elect Mr. David R. Peterson as a                           ISSUER          NO           N/A               N/A
Director

PROPOSAL #1.11: Elect Mr. Edward S. Rogers as a                            ISSUER          NO           N/A               N/A
Director

PROPOSAL #1.12: Elect Ms. Loretta A. Rogers as a                           ISSUER          NO           N/A               N/A
Director

PROPOSAL #1.13: Elect Ms. Martha L. Rogers as a                            ISSUER          NO           N/A               N/A
Director

PROPOSAL #1.14: Elect Ms. Melinda M. Rogers as a                           ISSUER          NO           N/A               N/A
Director

PROPOSAL #1.15: Elect Mr. William T. Schleyer as a                         ISSUER          NO           N/A               N/A
Director

PROPOSAL #1.16: Elect Mr. John A. Tory as a Director                       ISSUER          NO           N/A               N/A

PROPOSAL #1.17: Elect Mr. J. Christopher C.                                ISSUER          NO           N/A               N/A
Wansbrough as a Director

PROPOSAL #1.18: Elect Mr. Colin D. Watson as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #2.: Appointment of KPMG LLP as the Auditors                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROHM COMPANY LIMITED
  TICKER:                N/A             CUSIP:     J65328122
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Shareholders' Proposals: Share Buybacks                      ISSUER          YES        AGAINST             FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROLLS-ROYCE GROUP PLC
  TICKER:                N/A             CUSIP:     G7630U109
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect Mr. John Neill as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Peter Byrom as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Iain Conn as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. James Guyette as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. John Rishton as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Simon Robertson as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES          FOR               FOR
Auditors and authorize the Board to determine their
remuneration

PROPOSAL #10.: Authorize the Directors to capitalize                       ISSUER          YES          FOR               FOR
GBP 350,000,000 standing to the credit of the
Company's merger reserve, capital redemption reserve
and/or such other reserves issue equity with pre-
emptive rights up to aggregate nominal amount of GBP
350,000,000 [C shares]

PROPOSAL #11.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
subsidiaries to make EU political donations to
political parties and/or independent election
candidates, to political organizations other than
political parties and incur EU political expenditure
up to GBP 50,000

PROPOSAL #12.: Grant authority to issue the equity or                      ISSUER          YES          FOR               FOR
 equity-linked securities with pre-emptive rights up
to aggregate nominal amount of GBP 124,899,130

PROPOSAL #13.: Grant authority to issue the equity or                      ISSUER          YES          FOR               FOR
 equity-linked securities without pre-emptive rights
up to aggregate nominal amount of GBP 18,734,869

PROPOSAL #14.: Grant authority to 185,137,887                              ISSUER          YES          FOR               FOR
ordinary shares for market purchase

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROSTELECOM LONG DISTANCE & TELECOMM.
  TICKER:                ROS             CUSIP:     778529107
  MEETING DATE:          5/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF THE COMPANY'S ANNUAL                             ISSUER          YES          FOR               FOR
REPORT, ANNUAL FINANCIAL STATEMENTS, INCLUDING PROFIT
 AND LOSS STATEMENT OF THE COMPANY, AND DISTRIBUTION
OF PROFITS AND LOSSES (INCLUDING DIVIDEND PAYMENT)
UPON THE RESULTS OF THE REPORTING FISCAL YEAR (2008).

PROPOSAL #2A: ELECTION OF DIRECTOR: VLADIMIR                               ISSUER          YES          FOR               FOR
BONDARIK, DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.

PROPOSAL #2B: ELECTION OF DIRECTOR: ANTON KHOZYAINOV,                      ISSUER          YES          FOR               FOR
 DEPUTY GENERAL DIRECTOR - FINANCE DIRECTOR OF
ROSTELECOM.

PROPOSAL #2C: ELECTION OF DIRECTOR: SERGEI KUZNETSOV,                      ISSUER          YES          FOR               FOR
 MEMBER OF INDEPENDENT DIRECTORS' NATIONAL REGISTER
OF THE RUSSIAN UNION OF INDUSTRIALISTS AND

PROPOSAL #2D: ELECTION OF DIRECTOR: MIKHAIL                                ISSUER          YES          FOR               FOR
LESHCHENKO, ADVISER TO MINISTER OF COMMUNICATIONS AND
 MASS MEDIA OF RUSSIA.

PROPOSAL #2E: ELECTION OF DIRECTOR: ALEXEY LOKOTKOV,                       ISSUER          YES          FOR               FOR
DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.

PROPOSAL #2F: ELECTION OF DIRECTOR: KONSTANTIN                             ISSUER          YES          FOR               FOR
MALOFEEV, MANAGING PARTNER OF MARCAP ADVISORS LIMITED.

PROPOSAL #2G: ELECTION OF DIRECTOR: MARLEN MANASOV,                        ISSUER          YES          FOR               FOR
MEMBER OF THE BOARD OF DIRECTORS OF UBS BANK.

PROPOSAL #2H: ELECTION OF DIRECTOR: ALEXANDER                              ISSUER          YES          FOR               FOR
PROVOTOROV, FIRST DEPUTY GENERAL DIRECTOR OF
SVYAZINVEST.

PROPOSAL #2I: ELECTION OF DIRECTOR: IVAN RODIONOV,                         ISSUER          YES          FOR               FOR
PROFESSOR OF STATE UNIVERSITY HIGHER SCHOOL OF
ECONOMICS.

PROPOSAL #2J: ELECTION OF DIRECTOR: VIKTOR SAVCHENKO,                      ISSUER          YES          FOR               FOR
 DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.

PROPOSAL #2K: ELECTION OF DIRECTOR: MAXIM TSYGANOV,                        ISSUER          YES          FOR               FOR
GENERAL DIRECTOR OF CIT FINANCE INVESTMENT BANK.

PROPOSAL #2L: ELECTION OF DIRECTOR: YELENA UMNOVA,                         ISSUER          YES          FOR               FOR
DEPUTY GENERAL DIRECTOR OF SVYAZINVEST.

PROPOSAL #2M: ELECTION OF DIRECTOR: YEVGENY                                ISSUER          YES          FOR               FOR
YURCHENKO, GENERAL DIRECTOR OF SVYAZINVEST.

PROPOSAL #3A: ELECTION OF THE AUDIT COMMISSION OF THE                      ISSUER          YES          FOR               FOR
 COMPANY: LYUDMILA ARZHANNIKOVA.

PROPOSAL #3B: ELECTION OF THE AUDIT COMMISSION OF THE                      ISSUER          YES          FOR               FOR
 COMPANY: MIKHAIL BATMANOV.

PROPOSAL #3C: ELECTION OF THE AUDIT COMMISSION OF THE                      ISSUER          YES          FOR               FOR
 COMPANY: SVETLANA BOCHAROVA.

PROPOSAL #3D: ELECTION OF THE AUDIT COMMISSION OF THE                      ISSUER          YES          FOR               FOR
 COMPANY: BOGDAN GOLUBITSKY.

PROPOSAL #3E: ELECTION OF THE AUDIT COMMISSION OF THE                      ISSUER          YES          FOR               FOR
 COMPANY: OLGA KOROLEVA.

PROPOSAL #04: APPROVAL OF ZAO KPMG AS THE EXTERNAL                         ISSUER          YES          FOR               FOR
AUDITOR OF THE COMPANY FOR 2009.

PROPOSAL #05: APPROVAL OF THE RESTATED CHARTER OF THE                      ISSUER          YES          FOR               FOR
 COMPANY.

PROPOSAL #06: APPROVAL OF THE RESTATED REGULATIONS ON                      ISSUER          YES          FOR               FOR
 THE GENERAL SHAREHOLDERS' MEETING OF THE COMPANY.

PROPOSAL #07: APPROVAL OF THE RESTATED REGULATIONS ON                      ISSUER          YES          FOR               FOR
 THE BOARD OF DIRECTORS OF THE COMPANY.

PROPOSAL #08: APPROVAL OF THE AMENDMENTS NO. 1 TO THE                      ISSUER          YES          FOR               FOR
 REGULATIONS ON THE MANAGEMENT BOARD OF THE COMPANY.

PROPOSAL #09: APPROVAL OF THE RELATED PARTY                                ISSUER          YES          FOR               FOR
TRANSACTION SUBJECT-MATTER OF WHICH IS THE ASSETS AND
 SERVICES WHOSE COST AMOUNTS TO MORE THAN TWO (2)
PERCENT OF THE COMPANY'S BALANCE VALUE OF ASSETS
PURSUANT TO THE COMPANY'S FINANCIAL STATEMENTS AS OF
THE LAST REPORTING DATE, NAMELY THE PARTNERSHIP
AGREEMENT BETWEEN ANO ORGANIZING COMMITTEE OF THE
XXII OLYMPIC WINTER GAMES AND XI PARALYMPIC WINTER
GAMES OF 2014 IN SOCHI, OJSC ROSTELECOM AND OJSC

PROPOSAL #10: COMPENSATION TO THE MEMBERS OF THE                           ISSUER          YES          FOR               FOR
BOARD OF DIRECTORS FOR THEIR DUTIES AS MEMBERS OF THE
 COMPANY'S BOARD OF DIRECTORS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROYAL BANK OF CANADA
  TICKER:                N/A             CUSIP:     780087102
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. W. G. Beattie as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. D. T. Elix as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Elect Mr. J. T. Ferguson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. P. Gauthier as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. T. J. Hearn as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. A. D. Laberge as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. J. Lamarre as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. B. C. Louie as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. M. H. McCain as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect Mr. G. M. Nixon as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.11: Elect Mr. D. P. O'Brien as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.12: Elect Mr. J. P. Reinhard as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.13: Elect Mr. E. Sonshine as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.14: Elect Mr. K. P. Taylor as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.15: Elect Mr. V. L. Young as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditor

PROPOSAL #3.: Approve the Royal Bank's Umbrella                            ISSUER          YES          FOR               FOR
saving and Securities Purchase Plan

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES          FOR             AGAINST
 PROPOSAL: adopt a rule of governance stipulating
that the compensation policy of their Executive
officers be submitted to a consultative vote by the
shareholders as specified

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: adopt a policy stipulating that 50% of the
 new candidates nominated as the Directors be women
until parity between men and women is achieved, as
specified

PROPOSAL #6.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: adopt the same policy on independence for
the Members of the Compensation Committee and outside
 compensation consultants as of the Members of the
Audit Committee and the External Auditors, as

PROPOSAL #7.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: adopt a governance rule limiting to 4, the
 Members of the Boards on which any of its Directors
may serve, as specified

PROPOSAL #8.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES          FOR             AGAINST
 PROPOSAL: adopt a policy that Royal Bank of Canada's
 shareholders be given the opportunity at each AGM of
 shareholders to vote on an advisory resolution, as
specified

PROPOSAL #9.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: approve to undertake a comprehensive
review of executive compensation to ensure that
incentives do not encourage extreme risks, and that
bonuses are paid out only when long-term performance
has been proven to be sound and sustainable, as

PROPOSAL #10.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PROPOSAL: approve to undertake a
comprehensive review with respect short-selling, if
warranted, the Board shall bring forward a policy for
 consideration by the shareholders, and if necessary,
 for submission to the legislators and regulators, as

PROPOSAL #11.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PROPOSAL: approve to review its policies
 on the Director recruitment, especially with regard
to the number of current and former Chief Executive
Officers of other corporations who are nominated, as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH
  TICKER:                N/A             CUSIP:     G76891111
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the accounts for                         ISSUER          YES          FOR               FOR
the FYE 31 DEC 2008 and the reports of the Directors
and the Auditors thereon

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES        ABSTAIN           AGAINST
contained within the report and accounts for the FYE
31 DEC 2008

PROPOSAL #3.: Elect Mr. Philip Hampton as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Mr. Stephen A. M. Hester as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Elect Mr. John McFarlane as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect Mr. Arthur 'Art' Ryan as a                             ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Re-appoint Deloitte LLP as the                               ISSUER          YES          FOR               FOR
Company's Auditors until the next AGM

PROPOSAL #8.: Authorize the Audit Committee to fix                         ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #9.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company by GBP 7,500,000,000 by
the creation of an additional 30,000,000,000 ordinary
 shares of 25p each in the capital of the Company,
such shares forming one class with the existing
ordinary shares and having attached thereto the
respective rights and privileges and being subject to
 the limitations and restrictions as specified in the
 Articles of Association of the Company

PROPOSAL #10.: Approve to renew the authority                              ISSUER          YES          FOR               FOR
conferred on the Directors by paragraph [1] of
Article 13[B] of the Company's Articles of
Association and authorize the Directors for the
purposes of Section 80 of the Companies Act 1985 to
exercise all the powers of the Company to allot
equity securities [within the meaning of Section 94
of the said Act] in connection with a rights issue in
 favour of ordinary shareholders where the equity
securities respectively attributable to the interests
 of all ordinary shareholders are proportionate [as
nearly as may be] to the respective numbers of
ordinary shares held by them, up to an aggregate
nominal amount of GBP 3,288,000,408 during the period
 commencing on the date of the passing of this
resolution and; [Authority expires at the conclusion
of the AGM in 2010] and the Directors may allot
equity securities after the expiry of this authority
in pursuance of such an offer or agreement made prior
 to such expiry; the foregoing authorities are in
addition and without prejudice to any other
subsisting authority conferred upon the Directors

PROPOSAL #S.11: Approve to renew, subject to the                           ISSUER          YES          FOR               FOR
passing of the preceding resolution, the power
conferred on the Directors by paragraph [2] of
Article 13[B] of the Company's Articles of
Association; [Authority expires at the earlier of the
 conclusion of the AGM in 2010 or on 03 JUL 2010],
and for that purpose the Section 89 amount shall be

PROPOSAL #S.12: Approve, that a general meeting other                      ISSUER          YES          FOR               FOR
 than an AGM may be called on not less than 14 clear
days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROYAL BANK OF SCOTLAND GROUP PLC, EDINBURGH
  TICKER:                N/A             CUSIP:     G76891111
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital and grant authority to the allotment of
 new ordinary shares

PROPOSAL #2.: Approve the Placing and Open Offer and                       ISSUER          YES          FOR               FOR
the Preference Share Redemption

PROPOSAL #3.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve to disapply pre-emption rights                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROYAL BK SCOTLAND GROUP PLC
  TICKER:                N/A             CUSIP:     G76891111
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Grant authority to increase the share                        ISSUER          YES        ABSTAIN           AGAINST
capital of the Company by the creation of an
additional 22,909,776,276 ordinary shares of 25 pence
 each in the capital of the Company, such shares
forming one class with the existing ordinary shares
and having attached thereto the respective rights and
 privileges and being subject to the limitations and
restrictions as specified in the Articles of
Association of the Company and authorize the
Directors to allot relevant securities conferred by
Article 13(b) of the Articles of Association for the
prescribed period ending on the date of the AGM in
2009 be varied by increasing the Section 80 amount
[as defined in the Articles of Association] by GBP
5,727,444,069 to GBP 8,092,121,756

PROPOSAL #2.: Approve, that subject to the placing                         ISSUER          YES        ABSTAIN           AGAINST
and open offer of 22,909,776,276 new shares in the
Company, as described in the Company circular to
shareholders of which this notice forms part [as
specified], becoming unconditional [save for any
conditions relating to admission], the waiver by the
panel on takeovers and mergers of the obligation
which might otherwise arise for HM treasury to make a
 general cash offer to the remaining ordinary
shareholders of the Company for all of the issued
ordinary shares in the capital of the Company held by
 them pursuant to Rule 9 of the city code on
takeovers and mergers, following completion of the
placing and open offer as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROYAL DUTCH SHELL PLC
  TICKER:                N/A             CUSIP:     G7690A100
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's annual accounts                        ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008, together with the Directors'
 report and the Auditors' report on those accounts

PROPOSAL #2.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008, as specified

PROPOSAL #3.: Appoint Mr. Simon Henry as a Director                        ISSUER          YES          FOR               FOR
of the Company, with effect from 20 MAY 2009

PROPOSAL #4.: Re-appoint Lord Kerr of Kinlochard as a                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #5.: Re-appoint Mr. Wim Kok as a Director of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #6.: Re-appoint Mr. Nick Land as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #7.: Re-appoint Mr. Jorma Ollila as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.: Re-appoint Mr. Jeroen van der Veer as a                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #9.: Re-appoint Mr. Hans Wijers as a                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #10.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #11.: Authorize the Board to settle the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors for 2009

PROPOSAL #12.: Authorize the Board, in substitution                        ISSUER          YES          FOR               FOR
for all existing authority to extent unused, to allot
 relevant securities [Section 80 of the Companies Act
 1985], up to an aggregate nominal amount of EUR 147
million; [Authority expires the earlier of the
conclusion of the next AGM of the Company or 30 JUN
2010]; and the Board may allot relevant securities
after the expiry of this authority in pursuance of
such an offer or agreement made prior to such expiry

PROPOSAL #S.13: Authorize the Board, pursuant to                           ISSUER          YES          FOR               FOR
Section 95 of the Companies Act 1985, to allot equity
 securities [within the meaning of Section 94 of the
said Act] for cash pursuant to the authority
conferred by the previous resolution and/or where
such allotment constitutes an allotment of equity
securities by virtue of section 94(3A) of the said
Act as if sub-section (1) of Section 89 of the said
act did not apply to any such allotment, provided
that this power shall be limited to: a) the allotment
 of equity securities in connection with a rights
issue, open offer or any other per-emptive offer in
favor of holders of ordinary shares [excluding
treasury shares] where their equity securities
respectively attributable to the interests of such
ordinary shareholders on a fixed record date are
proportionate [as nearly as may be] to the respective
 numbers of ordinary shares held by them [as the case
 may be] [subject to such exclusions or other
arrangements as the Board may deem necessary or
expedient to deal with fractional entitlements or
legal or practical problems arising in any overseas
territory, the requirements of any regulatory body or
 stock exchange or any other matter whatsoever]: and
b) the allotment of equity securities up to an
aggregate nominal value of EUR 21 million; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company or 30 JUN 2010]; and the Board may
 allot equity securities in pursuance of such an
offer or agreement as if the power conferred hereby

PROPOSAL #S.14: Authorize the Company, to make market                      ISSUER          YES          FOR               FOR
 purchases [Section 163 of the Companies Act 1985] of
 up to 624 million ordinary shares of EUR 0.07 each
in the capital of the Company, at a minimum price of
EUR 0.07 per share and not more than 5% above the
average market value of those shares, over the
previous 5 business days before the purchase is made
and the stipulated by Article 5(1) of Commission
Regulation (EC) No. 2273/2003; [Authority expires the
 earlier of the conclusion of the next AGM of the
Company or 30 JUN 2010]; and the Company may before
such expiry, pursuant to the authority granted by
this resolution, enter into a contract to purchase
such shares which would or might be executed wholly
or partly after such expiry; in executing this
authority, the Company may purchase shares using any
Currency, including Pounds sterling, US Dollars and

PROPOSAL #15.: Authorize the Company [and all                              ISSUER          YES          FOR               FOR
companies that are subsidiaries of the Company, in
accordance with Section 366 of the Companies Act 2006
 and in substitution for any previous authorities
given to the Company [and its subsidiaries], at any
time during the period for which this resolution has
effect], to; A) make political donations to political
 organizations other than political parties not
exceeding GBP 200,000 in total per annum: and B)
incur political expenditure not exceeding GBP 200,000
 in total per annum; [Authority expires the earlier
of the conclusion of the next AGM of the Company or
30 JUN 2010]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ROYAL DUTCH SHELL PLC
  TICKER:                N/A             CUSIP:     G7690A118
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual report and accounts                         ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint Mr. Simon Henry as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Mr. Lord Kerr of Kinlochard                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #5.: Re-appoint Mr. Wim Kok as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Mr. Nick Land as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Mr. Jorma Ollila as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #8.: Re-appoint Mr. Jeroen ven der Veer as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #9.: Re-appoint Mr. Hans Wijers as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company

PROPOSAL #11.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #12.: Grant authority for the issue of                            ISSUER          YES          FOR               FOR
equity or equity-linked securities with pre-emptive
rights up to aggregate nominal amount of EUR 145

PROPOSAL #S.13: Grant authority, subject to the                            ISSUER          YES          FOR               FOR
previous resolution being passed, for the issue of
equity or equity-linked securities without pre-
emptive rights up to aggregate nominal amount of EUR

PROPOSAL #S.14: Grant authority to purchase 624                            ISSUER          YES          FOR               FOR
million ordinary shares for Market Purchase

PROPOSAL #15.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
Subsidiaries to make EU Political Donations to
Political Organizations other than Political Parties
up to GBP 200,000 and to incur EU Political
Expenditure up to GBP 200,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RSA INSURANCE GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G7705H116
  MEETING DATE:          5/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the 2008 report and accounts                           ISSUER          YES          FOR               FOR

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. John Napier as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Andy Haste as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Ms. Johanna Waterous as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve to determine the Auditors'                           ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #8.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #9.: Approve the RSA Sharesave Plan                               ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the RSA Irish Sharesave Plan                        ISSUER          YES          FOR               FOR
2009

PROPOSAL #11.: Approve the RSA Share Incentive Plan                        ISSUER          YES          FOR               FOR

PROPOSAL #12: Approve the RSA Executive Share Option                       ISSUER          YES          FOR               FOR
Scheme

PROPOSAL #13.: Authorize the Group to make donations                       ISSUER          YES          FOR               FOR
to political parties, independent election candidates
 and political organizations

PROPOSAL #14.: Authorize the Directors to continue                         ISSUER          YES          FOR               FOR
the scrip dividend scheme

PROPOSAL #S.15: Approve the notice period for general                      ISSUER          YES          FOR               FOR
 meetings

PROPOSAL #16.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital

PROPOSAL #17.: Approve to permit the Directors to                          ISSUER          YES          FOR               FOR
allot further shares

PROPOSAL #S.18: Approve to relax the restrictions                          ISSUER          YES          FOR               FOR
which normally apply when ordinary shares are issued
for cash

PROPOSAL #S.19: Authorize the Company to buy back up                       ISSUER          YES          FOR               FOR
to 10% of its issued ordinary shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RTL GROUP SA
  TICKER:                N/A             CUSIP:     L80326108
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports of the Board of                          ISSUER          NO           N/A               N/A
Directors and of the Auditors

PROPOSAL #2.A: Approve the general meeting of                              ISSUER          NO           N/A               N/A
shareholders, having taken note of the Board of
Directors' Management report, the balance sheet, the
profit and loss account and the notes together with
the Auditor's report and approves in full the
corporate annual accounts for the year 31 DEC 2008

PROPOSAL #2.B: Approve the general meeting of                              ISSUER          NO           N/A               N/A
shareholders, having taken note of the Board of
Directors' consolidated Management report, the
consolidated balance sheet, the consolidated profit
and loss account and the notes together with the
Auditors' report on the consolidated financial
statements and approves in full the consolidated
financial statements for the YE 31 DEC 2008

PROPOSAL #3.: Approve the mindful of the profit for                        ISSUER          NO           N/A               N/A
the FY 2008 of EUR 113,064,016 and of the profit
carried forward as at 31 DEC 2008 of EUR 953,606,323,
 the general meeting of shareholders, on a proposal
from the Board of Directors, and in accordance with
the provisions of Article 28 of the Articles of
Incorporation, decides to distribute a dividend of a
total amount of EUR 541,756,439, to be deducted from
the profit of the year and from the profit carried
forward; the gross dividend distributed for the FY
2008 to shareholders is thus fixed at EUR 3.50 per
share, the net dividend amounting in principle, as
the current legislation stands, to EUR 2.975 per
share; the dividend will be paid on 24 APR 2009
against submission of coupon number 15 to the
following banking institutions in the grand-duchy of
Luxembourg Dexia B.I.L. in Belgium Dexia Banque

PROPOSAL #4.A: Approve the general meeting of                              ISSUER          NO           N/A               N/A
shareholders gives, by special vote, full and final
grant discharge to the Directors in respect of the
Management in the course of 2008

PROPOSAL #4.B: Approve the general meeting of                              ISSUER          NO           N/A               N/A
shareholders gives, by special vote, full and final
grant discharge to the Auditor in respect of its
duties in the course of 2008

PROPOSAL #5.A: Reappoint Mr. G Nther Gr Ger                                ISSUER          NO           N/A               N/A

PROPOSAL #5.B: Reappoint Mr. Siegfried Luther                              ISSUER          NO           N/A               N/A

PROPOSAL #5.C: Reappoint Mr. Hartmut Ostrowski                             ISSUER          NO           N/A               N/A

PROPOSAL #5.D: Reappoint Mr. Thomas Rabe                                   ISSUER          NO           N/A               N/A

PROPOSAL #5.E: Reappoint Mr. Onno Ruding                                   ISSUER          NO           N/A               N/A

PROPOSAL #5.F: Reappoint Mr. Jacques Santer                                ISSUER          NO           N/A               N/A

PROPOSAL #5.G: Reappoint Mr. Martin Taylor                                 ISSUER          NO           N/A               N/A

PROPOSAL #5.H: Approve the term of office of the                           ISSUER          NO           N/A               N/A
Auditors is due to expire at the end of this meeting,
 the general meeting of shareholders decides, on a
proposal from the Board of Directors, to renew for a
period of 1 year, expiring at the end of the OGM of
shareholders ruling on the 2009 accounts, the term of
 office as the Auditor of the Company
PricewaterhouseCoopers S.A R.L. whose registered
place of business is at l-1014 Luxembourg 400, route
d'esch, and to renew for a period of 1 year, expiring
 at the end of the OGM of shareholders ruling on the
2009 accounts, the joint term of office as the
Auditors of the consolidated financial statements of
the aforementioned Company PricewaterhouseCoopers S.A
 R.L. and of the Company KPMG Audit S.A R.L., whose
registered place of business is at Luxembourg

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RWE AG, ESSEN
  TICKER:                N/A             CUSIP:     D6629K109
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the approved financial                       ISSUER          NO           N/A               N/A
statements of RWE Aktiengesellschaft and the Group
for the financial year ended 31 DEC 2008 with the
combined Review of Operations of RWE
Aktiengesellschaft and the Group including the
statement by the Executive Board on takeover-related
issues, the proposal of the Executive Board for the
appropriation of distributable profit, and the
Supervisory Board report for fiscal 2008

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 2,408,107,789.25 as
follows: Payment of a dividend of EUR 4.50 per no-par
 share EUR 20,000,417.75 shall be carried forward Ex-
dividend and payable date: 23 APR 2009

PROPOSAL #3.: Approval of the acts of the executive                        ISSUER          YES          FOR               FOR
Board for fiscal 2008

PROPOSAL #4.: Approval of the acts of the Supervisory                      ISSUER          YES          FOR               FOR
 Board for fiscal 2008

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2009 FY: PricewaterhouseCoopers AG, Frankfurt

PROPOSAL #6.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
abbreviation 2009 FY: PricewaterhouseCoopers AG,
Frankfurt

PROPOSAL #7.: Authorization to acquire own shares the                      ISSUER          YES          FOR               FOR
 Company shall be authorized to acquire own shares of
 up to 10% of its share capital through the s tock
exchange, at a price not deviating more than 10% from
 the market price of the shares, or by way of a
public repurchase offer to all shareholders, at a
price not deviating more than 20% from the market
price of the shares, on or before October 21,
2010.The existing authorization to acquire own shares
 shall be revoked when the above authorization comes
into effect. The Board of Managing Directors shall be
 authorized to dispose of the shares in a manner
other than through the stock exchange or by way of a
public offer to all shareholders against payment in
cash at a price not materially below the market price
 of the shares, to retire the shares and to exclude
shareholders. subscription rights in connection with
mergers and acquisitions, and for the satisfaction of
 conversion and/or option rights

PROPOSAL #8.: Authorization for the use of derivative                      ISSUER          YES          FOR               FOR
 financial instruments within the scope of share
buybacks

PROPOSAL #9.: Authorization I to grant convertible                         ISSUER          YES          FOR               FOR
bonds and warrants, the creation of a contingent
capital I, and the correspondence amendment to the
Article of Association the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to issue bonds of up to EUR
6,000,000,000, conferring convertible rights for
bearer shares of the Company, on or before 21 APR
2014, shareholders shall be granted subscription
rights except for residual amounts and for the
satisfaction of convertible and/or option rights, the
 Company's share capital shall be increased
accordingly by up to EUR 143,975,680 through the
issue of up to 56,240,500 bearer no-par shares,
insofar as convertible and/or option rights are

PROPOSAL #10.: Authorization II to grant convertible                       ISSUER          YES          FOR               FOR
bonds and warrants, the creation of a contingent
capital II, and the correspondence amendment to the
Article of Association, the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to issue bonds of up to EUR
6,000,000,000, conferring convertible rights for
bearer shares of the Company, on or before 21 APR
2014, shareholders shall be granted subscription
rights except for residual amounts and for the
satisfaction of convertible and/or option rights, the
 Company's share capital shall be increased
accordingly by up to EUR 143,975,680 through the
issue of up to 56,240,500 bearer no-par shares,
insofar as convertible and/or option rights are

PROPOSAL #11.: Amendment to the Article of                                 ISSUER          YES          FOR               FOR
Association Section 15[3], in respect of the Board of
 Managing Directors being authorized to allow the
electronic transmission of the shareholders meeting
Section 17[2] shall be deleted, The above amendments
shall only be entered into the commercial register if
 and when the ARUG comes into effect

PROPOSAL #12.: Amendment to Article 16, Paragraph [3]                      ISSUER          YES          FOR               FOR
 of the Articles of Incorporation [Adoption of a
resolution]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RYANAIR HOLDINGS PLC
  TICKER:                N/A             CUSIP:     G7727C145
  MEETING DATE:          9/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports and the accounts                         ISSUER          YES          FOR               FOR

PROPOSAL #2.a: Re-elect Mr. David Bonderman as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-elect Mr. James Osborne as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.c: Re-elect Mr. Michael O'Leary as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.: Grant authority to fix the Auditor's                         ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #4.: Authorize the Directors to allot                             ISSUER          YES          FOR               FOR
ordinary shares

PROPOSAL #5.: Approve the disapplication of statutory                      ISSUER          YES          FOR               FOR
 pre-emption rights

PROPOSAL #6.: Grant authority to repurchase ordinary                       ISSUER          YES          FOR               FOR
shares

PROPOSAL #7.: Approve the changes to the Articles of                       ISSUER          YES          FOR               FOR
Association to allow electronic communication

PROPOSAL #8.: Grant authority to send notices,                             ISSUER          YES          FOR               FOR
documents and other Company information to the
shareholders by electronic means

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                RYOHIN KEIKAKU CO.,LTD.
  TICKER:                N/A             CUSIP:     J6571N105
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                S P SETIA BHD
  TICKER:                N/A             CUSIP:     Y8132G101
  MEETING DATE:          2/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company for the FYE 31 OCT 2008
together with the reports of the Directors and the

PROPOSAL #2.: Declare a final dividend of 10 sen less                      ISSUER          YES          FOR               FOR
 25% tax in respect of the FYE 31 OCT 2008

PROPOSAL #3.: Re-elect Tan Sri Dato' Sri Liew Kee Sin                      ISSUER          YES          FOR               FOR
 as the Director, who retire in accordance with
Article 93 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Tan Sri Dato' Hari Narayanan                        ISSUER          YES          FOR               FOR
a/l Govindasamy as the Director, who retire in
accordance with Article 93 of the Company's Articles
of Association

PROPOSAL #5.: Re-elect Mr. Khor Chap Jen as the                            ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 93 of
 the Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Ng Soon Lai @ Ng Siek                           ISSUER          YES          FOR               FOR
Chuan as the Director, who retire in accordance with
Article 93 of the Company's Articles of Association

PROPOSAL #7.: Appoint Mazars, Chartered Accountants                        ISSUER          YES          FOR               FOR
as the Auditors of the Company in place of the
retiring Auditors, Moores Rowland, to hold office
until the conclusion of the next AGM at a
remuneration to be determined by the Directors

PROPOSAL #8.: Approve, subject to the Listing                              ISSUER          YES          FOR               FOR
Requirements of Bursa Malaysia Securities Berhad, to
the Company and its subsidiaries [S P Setia Group] to
 enter into and give effect to specified recurrent
related party transactions of a revenue or trading
nature of the S P Setia Group with specified classes
of related parties [as defined in the Listing
Requirements of Bursa Malaysia Securities Berhad and
as specified in Section 2.3 of the Circular to
Shareholders dated 03 FEB 2009] which are necessary
for the day to day operations in the ordinary course
of business and are carried out at arms' length basis
 on normal commercial terms of the S P Setia Group on
 terms not more favourable to the related parties
than those generally available to the public and are
not detrimental to minority shareholders of the
Company; and [Authority shall expires earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM
after the date it is required to be held pursuant to
Section 143(1) of the Companies Act, 1965 [Act] [but
shall not extend to such extension as may be allowed
pursuant to Section 143(2) of the Act] Authorize the
Directors of the Company to complete and do all such
acts and things as they may consider necessary or
expedient in the best interest of the Company
[including executing all such documents as may be
required] to give effect to the transactions
contemplated and/or authorized by this ordinary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                S P SETIA BHD
  TICKER:                N/A             CUSIP:     Y8132G101
  MEETING DATE:          2/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to the approval of all the relevant
 authorities, including but not limited to, the
approval of Bursa Malaysia Securities Berhad [Bursa
Securities] for the listing of and quotation for the
new ordinary shares of the Company to be issued
hereunder: to establish, implement and administer an
ESOS for the benefit of any employee and Executive
Director of S P Setia and/or its subsidiaries
[excluding subsidiaries which are dormant] [S P Setia
 Group] who meets the criteria of eligibility for
participation in the Proposed ESOS [Eligible Person]
in accordance with the By-Laws of the Proposed ESOS
[By-Laws] as specified to shareholders of S P Setia
dated 03 FEB 2009; to allot and issue from time to
time such number of new ordinary shares of MYR 0.75
each in S P Setia [S P Setia Shares] as may be
required to be issued to eligible person pursuant to
their exercise of options under the proposed ESOS,
provided that the total number of new S P Setia
Shares to be allotted and issued shall not 10% in
aggregate of the total issued and paid-up share
capital of S P Setia at any point of time during the
existence of the Scheme and such new S P Setia Shares
 shall, upon allotment and issue, rank pari passu in
all respects with the then existing issued shares of
the Company and will be subject to all the provisions
 of the amendment to the Articles of Association of
the Company in relation to the transfer, transmission
 and otherwise, except that the shares so allotted
will not be eligible for any dividends, rights,
allotments and/or other distributions that may be
declared or paid to shareholders which record date
thereof [i.e. the date as at the close of business on
 which shareholders must be registered in the Record
of Depositors maintained with Bursa Malaysia
Depository Sdn Bhd in order to be entitled to any
dividends, rights, allotments or other distributions]
 precedes the date of allotment of the new S P Setia
Shares to be issued pursuant to the proposed ESOS; to
 make necessary applications to Bursa Securities for
permission to deal in and for the listing of and
quotation for the new S P Setia Shares that may
hereafter from time to time be allotted and issued
pursuant to the Proposed ESOS; and to modify and/or
amend the Proposed ESOS and to extend the duration of
 the Proposed ESOS without further having to seek the
 shareholders' approval from time to time as may be
required/ permitted by the authorities or deemed
necessary by the authorities or the Board of
Directors of S P Setia provided that such
modifications and/or amendments are effected and
permitted in accordance with the provisions of the
By-Laws relating to modifications and/or amendments
and to do all such acts and to enter into all such
transactions, arrangements and agreements, deeds or
undertakings and to make such rules or regulations,
or impose such terms and conditions or delegate part
of its power as may be necessary or expedient in
order to give full effect to the proposed ESOS; to

PROPOSAL #2.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to the passing of Resolution 1, at
any time and from time to time to offer and to grant
Dato' Voon Tin Yow, being a Director of the Company,
options to subscribe up to 3,000,000 number of new S
P Setia Shares under the ESOS, that not more than 50%
 of the new S P Setia Shares under the ESOS shall be
allocated, in aggregate, to eligible Executive
Directors and senior management of the Company and
its subsidiaries; that not more than 10% of the new S
 P Setia Shares available under the ESOS would be
allocated to him, who singly or collectively through
persons connected with him, holds 20% or more of the
issued and paid-up share capital of S P Setia and
also subject always to such terms and conditions
and/or any adjustments which may be made in
accordance with the provisions of the By-Laws of the

PROPOSAL #3.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to the passing of Resolution 1, at
any time and from time to time to offer and to grant
Mr. Yap Kok Weng, being a Director of the Company,
options to subscribe up to 3,000,000 number of new S
P Setia Shares under the ESOS, that not more than 50%
 of the new S P Setia Shares under the ESOS shall be
allocated, in aggregate, to eligible Executive
Directors and senior management of the Company and
its subsidiaries; that not more than 10% of the new S
 P Setia Shares available under the ESOS would be
allocated to him, who singly or collectively through
persons connected with him, holds 20% or more of the
issued and paid-up share capital of S P Setia and
also subject always to such terms and conditions
and/or any adjustments which may be made in
accordance with the provisions of the By-Laws of the

PROPOSAL #4.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to the passing of Resolution 1, at
any time and from time to time to offer and to grant
Mr. Teow Leong Seng, being a Director of the Company,
 options to subscribe up to 3,000,000 number of new S
 P Setia Shares under the ESOS, that not more than
50% of the new S P Setia Shares under the ESOS shall
be allocated, in aggregate, to eligible Executive
Directors and senior management of the Company and
its subsidiaries; that not more than 10% of the new S
 P Setia Shares available under the ESOS would be
allocated to him, who singly or collectively through
persons connected with him, holds 20% or more of the
issued and paid-up share capital of S P Setia and
also subject always to such terms and conditions
and/or any adjustments which may be made in
accordance with the provisions of the By-Laws of the

PROPOSAL #5.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to the passing of Resolution 1, at
any time and from time to time to offer and to grant
Mr. Khor Chap Jen, being a Director of the Company,
options to subscribe up to 3,000,000 number of new S
P Setia Shares under the ESOS, that not more than 50%
 of the new S P Setia Shares under the ESOS shall be
allocated, in aggregate, to eligible Executive
Directors and senior management of the Company and
its subsidiaries; that not more than 10% of the new S
 P Setia Shares available under the ESOS would be
allocated to him, who singly or collectively through
persons connected with him, holds 20% or more of the
issued and paid-up share capital of S P Setia and
also subject always to such terms and conditions
and/or any adjustments which may be made in
accordance with the provisions of the By-Laws of the

PROPOSAL #6.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to the passing of Resolution 1, at
any time and from time to time to offer and to grant
Mr. Chang Khim Wah, being a Director of the Company,
options to subscribe up to 3,000,000 number of new S
P Setia Shares under the ESOS, that not more than 50%
 of the new S P Setia Shares under the ESOS shall be
allocated, in aggregate, to eligible Executive
Directors and senior management of the Company and
its subsidiaries; that not more than 10% of the new S
 P Setia Shares available under the ESOS would be
allocated to him, who singly or collectively through
persons connected with him, holds 20% or more of the
issued and paid-up share capital of S P Setia and
also subject always to such terms and conditions
and/or any adjustments which may be made in
accordance with the provisions of the By-Laws of the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                S1 CORPORATION, SEOUL
  TICKER:                N/A             CUSIP:     Y75435100
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor                                            ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SABMILLER PLC
  TICKER:                N/A             CUSIP:     G77395104
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements for the YE 31 MAR 2008, together with the
reports of the Directors and the Auditors therein

PROPOSAL #2.: Receive and approve the Directors'                           ISSUER          YES          FOR               FOR
remuneration report 2008, as specified in the annual
report for the YE 31 MAR 2008

PROPOSAL #3.: Elect Mr. R. Pieterse as a Director of                       ISSUER          YES          FOR               FOR
the Company following his appointment by the Directors

PROPOSAL #4.: Elect Ms. M. Ramos as a Director of the                      ISSUER          YES          FOR               FOR
 Company following her appointment by the Directors

PROPOSAL #5.: Re-elect Lord Fellowes as a Director of                      ISSUER          YES          FOR               FOR
 the Company

PROPOSAL #6.: Re-elect Mr. E.A.G. Mackay as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation

PROPOSAL #7.: Re-elect Mr. J.A. Manzoni as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation

PROPOSAL #8.: Re-elect Mr. M.Q. Morland as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #9.: Re-elect Mr. M.C. Ramaphosa as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #10.: Re-elect Mr. J.M. Kahn as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #11.: Declare a final dividend of 42 US                           ISSUER          YES          FOR               FOR
Cents per share in respect for the YE 31 MAR 2008
payable on 07 AUG 2008 to shareholders on the
register of Members at the close of business on 11
JUL 2008 in South Africa and the United Kingdom

PROPOSAL #12.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office until
the next general meeting at which accounts are laid
before the Company

PROPOSAL #13.: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #14.: Authorize the Directors to adopt the                        ISSUER          YES          FOR               FOR
SABMiller plc approved Share Option Plan 2008 [the
Approved Plan] the SABMiller plc Share Option Plan
2008, the SABMiller plc Share Award Plan 2008, the
SABMilier plc Stock Appreciation Rights Plan 2008 and
 the SABMiller plc Associated Companies Employee
Share Plan [the Associates Plan] [together the
Plans], as specified [subject, in the case of the
Approved Plan, to approval by HM Revenue & Customs];
to do all such acts and things necessary to implement
 the plans, including the making of any changes to
the rules of the Plans as may be necessary to obtain
any approvals the directors may consider necessary or
 desirable to obtain, including [in the case of the
Approved Plan] such changes to the rules of the
Approved Plan as may be necessary to obtain approval
from HM Revenue & Customs and/or [in the case of all
of the Plans] to comply with London Stock Exchange
requirements and/or the requirements of any other
stock exchange on which any shares or depositary
receipts of SABMiller plc may from time to time be
listed and/or institutional requirements; and to
establish any number of supplements or appendices to
the Plans as they consider appropriate to take
advantage of, or comply with, local laws and
regulations, for the benefit of employees of the
Company [or of any of its subsidiaries or associated
companies participating in the Associates Plan] who
are resident or working overseas or who are or would
be subject to the laws of any other jurisdiction in
relation to their participation in the Plans, and for
 whom participation in the plans is undesirable or
impractical but only if having regard to al! the
circumstances, any supplements, appendices or other
employees' share schemes provide substantial equality
 of treatment between UK employees and employees
resident overseas and the overall limits on the
number of ordinary shares in the Company which may be
 subscribed under the Company's Employees' Share
Plans may not be increased

PROPOSAL #15.: Approve, pursuant to and in accordance                      ISSUER          YES          FOR               FOR
 with the Article 12(b) of the Company's Articles of
Association and the Section 80 of the Companies Act
1985, that the powers conferred by the Article 12(b)
in respect of the relevant securities shall apply and
 be exercisable; [Authority expiries the earlier of
the conclusion of the next AGM of the Company or 31
OCT 2009]; [which shall be the Section 80 period for
the purposes of the Article 12(a) (iii)] in respect
of a total nominal amount of USD 7,528,896 [Section
80 amount for the purposes of the Article 12(a)(ii)
for that Section 80 period]

PROPOSAL #S.16: Approve, pursuant to and in                                ISSUER          YES          FOR               FOR
accordance with the Article 12(C) of the Company's
Articles of Association and the Section 89 of the
Companies Act 1985, that the powers conferred by the
Article 12(C) in respect of the equity securities
shall apply and be exercisable [Authority expiries
the earlier of the conclusion of the next AGM of the
Company or 31 OCT 2009] [Section 89 period for the
purposes of the Article 12(a)(v) in respect of a
nominal amount of USD 7,528,896 [Section 89 amount
for the purposes of the Article 12(a)(iv) for that

PROPOSAL #S.17: Authorize the Company to make market                       ISSUER          YES          FOR               FOR
purchases [Section 163(3) of the Companies Act 1985]
of up to 150,577,927 ordinary shares [10% of the
issued ordinary share capital of the Company as at 14
 MAY 2008] of USD 0.10 each in the capital of the
Company, at a minimum price, exclusive of expenses,
which may be paid for each share is USD 0.10 and not
more than 105% of the average market value for such
shares derived from the London Stock Exchange Daily
Official List, for the 5 business days preceding the
date of purchase and that stipulated by Article 5(1)
of the Buy-Back and Stabilization Regulation [EC
2273/2003]; [Authority expires the earlier of the
conclusion of the next AGM of the Company or 31 OCT
2009]; and the Company, before the expiry, may make a
 contract to purchase ordinary shares which will or
may be executed wholly or partly after such expiry

PROPOSAL #S.18: Amend the existing Articles of                             ISSUER          YES          FOR               FOR
Association of the Company, as specified; and
approve, for the purpose of Section 165 of the
Companies Act 1985, the Contingent Purchases Contract
 between the Company and SABMiller Jersey Limited
providing for the Company to have the right to
purchase up to 77,368,338 of its own non-voting
convertible shares[or any ordinary shares may have
converted]; and authorize the Company to enter into
such contract; [Authority expires on 31 JAN 2010]

PROPOSAL #S.19: Amend the existing Articles of                             ISSUER          YES          FOR               FOR
Association of the Company by adopting the
regulations produced to this meeting, as specified as
 the Articles of Association of the Company, in
substitution for and to the exclusion of the existing
 Articles of Association, with effect from the
conclusion of this AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SACYR VALLEHERMOSO SA
  TICKER:                N/A             CUSIP:     E6038H118
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts, including                       ISSUER          YES          FOR               FOR
the balance sheet, profit and loss account and notes
to the accounts, and the Company Management of Sacyr
Vallehermoso, S.A., and its consolidated group for
the FYE 31 DEC 2008

PROPOSAL #2.: Approve the application of 2008 profits                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the Management of the Board of                       ISSUER          YES          FOR               FOR
Directors during the fiscal year 2008

PROPOSAL #4.: Ratify the remuneration received during                      ISSUER          YES          FOR               FOR
 the fiscal year 2008 by the Executive Directors, in
conformity with Article 43.2 of the Articles of
Association

PROPOSAL #5.1.1: Re-appoint New Compania De                                ISSUER          YES        AGAINST           AGAINST
Inversiones, S.A., represented by Mr. Don Juan Abello
 Gallo as a Director representing substantial
shareholders for 5 year period

PROPOSAL #5.1.2: Re-appoint Mr. Don Diogo Alves Diniz                      ISSUER          YES        AGAINST           AGAINST
 Vaz Guedes as a Director representing substantial
shareholders for 5 year period

PROPOSAL #5.1.3: Re-appoint Participaciones                                ISSUER          YES        AGAINST           AGAINST
Agrupadas, S.L., represented by Mr. Don Angel Angel
Lopez Corona Davila as a Director representing
substantial shareholders for 5 year period

PROPOSAL #5.2.1: Appoint Grupo Satocan, S.A.,                              ISSUER          YES        AGAINST           AGAINST
represented by Mr. Don Juan Miguel Sanjuan Jover as a
 Director representing substantial shareholders for
the statutory 5 year period

PROPOSAL #5.2.2: Appoint CXG Corporacion Caixa                             ISSUER          YES        AGAINST           AGAINST
Galicia, S.A., represented by Mr. Don Jose Luis
Mendez Lopez as a Director representing substantial
shareholders the statutory 5 year period

PROPOSAL #5.3: Appoint the Company Austral, B.V.,                          ISSUER          YES        AGAINST           AGAINST
represented by Mr. Don Pedro Pablo Manuel Del Corro
Garcia Lomas as a Director representing substantial
shareholders for the statutory 5 year period

PROPOSAL #5.4: Approve to set the number of Directors                      ISSUER          YES          FOR               FOR
 of the Board at fourteen, within the minimum and
maximum limits established by the statutes

PROPOSAL #6.: Grant authorize to the derivative                            ISSUER          YES          FOR               FOR
acquisition of own shares by the Company and its
subsidiaries, within the limits and requirements of
Section 75 and additional provision 1 of the Spanish
Limited Companies Article, Ley De Sociedades
Anonimas, rendering void for the amount not used the
authority granted thereto by the general meeting of
shareholders of 18 JUN 2008

PROPOSAL #7.: Re-appoint the Auditors                                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Grant authority to the Board of                              ISSUER          YES          FOR               FOR
Directors to construe, rectify, complete, execute and
 develop the agreements adopted by the meeting, and
to proceed to their public recording, including the
authority to depute the powers granted to the Board
by the general meeting

PROPOSAL #9.: Approve to disclose, for information                         ISSUER          YES          FOR               FOR
purposes, the annual report complementing the
Management report, as provided in Section 116.A of
the Securities Market Article, Ley Del Mercado De
Valores, as restated by the Article 6.2007 of 12 APR

PROPOSAL #10.: Approve to disclose, for information                        ISSUER          YES          FOR               FOR
purposes, the annual report on remuneration policy
for the year 2008, as prepared by the Board of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAFRAN SA, PARIS
  TICKER:                N/A             CUSIP:     F4035A557
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY, and grant discharge to the Board
Members and to the Supervisory Board

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Approve the distribution of profits,                        ISSUER          YES          FOR               FOR
dividend determination

PROPOSAL #O.4: Approve the agreements and commitments                      ISSUER          YES          FOR               FOR
 referred to in Article L.225-86 of the Commercial

PROPOSAL #O.5: Ratify the appointment of Mr. Pierre                        ISSUER          YES        AGAINST           AGAINST
Aubouin as a Supervisory Member representing the State

PROPOSAL #O.6: Ratify the appointment of AREVA's                           ISSUER          YES        AGAINST           AGAINST
Company as the Supervisory Member

PROPOSAL #O.7: Approve the replacement of a temporary                      ISSUER          YES          FOR               FOR
 Statutory Auditor who has resigned

PROPOSAL #O.8: Authorize the Board of Directors in                         ISSUER          YES        AGAINST           AGAINST
order to operate on the Company's shares

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
increase the share capital by issuing, with
maintenance of preferential subscription rights of
shares and/or securities giving access to the
Company's capital

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the share capital by issuing, with
cancellation of preferential subscription rights of
shares and/or securities giving access to the
Company's capital

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
carry out a capital increase reserved for employees
of a Company Savings Plans Members

PROPOSAL #E.12: Approve the limitation of the amount                       ISSUER          YES          FOR               FOR
of emissions allowed

PROPOSAL #E.13: Powers for formalities                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAGAMI RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J66059106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Approve Transfer of Operations to a                           ISSUER          YES          FOR               FOR
Newly Created Wholly-Owned Subsidiary, SAGAMI RAILWAY
 CO.,LTD., and Create a Holding Company Structure

PROPOSAL #3: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Change
Official Company Name to Sotetsu Holdings, Inc.,
Expand Business Lines

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAGE GROUP PLC
  TICKER:                N/A             CUSIP:     G7771K134
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
accounts for the YE 30 SEP 2008 together with the
reports of the Directors and the Auditors

PROPOSAL #2.: Declare a final dividend recommended by                      ISSUER          YES          FOR               FOR
 the Directors of 4.78p per ordinary share for the YE
 30 SEP 2008 to be paid on 06 MAR 2009 to the Members
 whose names appear on the register at the close of
business on 06 FEB 2009

PROPOSAL #3.: Re-elect Mr. G. S. Berruyer as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.: Re-elect Mr. T. C. W. Ingram as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as the Auditors to the
Company and authorize the Directors to determine
their remuneration

PROPOSAL #6.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 30 SEP 2008

PROPOSAL #7.: Authorize the Directors, subject to and                      ISSUER          YES          FOR               FOR
 in accordance with Article 6 of the Company's
Articles of Association, to allot relevant securities
 up to a maximum nominal amount of GBP 4,365,191; all
 previous authorities under Section 80 of the
Companies Act 1985 shall cease to have effect;
[Authority expires at the conclusion of the next AGM

PROPOSAL #S.8: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
and in accordance with Article 7 of the Company's
Articles of Association, to allot equity securities
for cash and that, for the purposes of paragraph 1[b]
 of Article 7, the nominal amount to which this power
 is limited is GBP 654,778; and the power given to
the Directors by this resolution be extended to sales
 for cash of any shares which the Company may hold as
 treasury shares

PROPOSAL #S.9: Authorize the Company to make one or                        ISSUER          YES          FOR               FOR
more market purchases [within the meaning of Section
166 of the Companies Act 1985] of ordinary shares in
the capital of the Company on such terms and in such
manner as the Directors shall determine provided
that: the maximum number of ordinary shares which may
 be acquired pursuant to this authority is
130,955,755 ordinary shares in the capital of the
Company; the minimum price which may be paid for each
 such ordinary share is its nominal value and the
maximum price is the higher of 105% of the average of
 the middle market quotations for an ordinary share
as derived from the London Stock Exchange Daily
Official List for the 5 business days immediately
before the purchase is made and the amount stipulated
 by Article 5[1] of the Buy-back and Stabilization
Regulation 2003 [in each case exclusive of expenses];
 [Authority expires the earlier of the conclusion of

PROPOSAL #S.10: Adopt the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company in substitution for, and to the exclusion
 of the existing Articles of Association as specified

PROPOSAL #11.: Amend the rules of the Sage Group                           ISSUER          YES          FOR               FOR
Performance Share Plan, as specified and authorize
the Directors or a duly authorized Committee of them,
 be authorized to do all such acts and things as they
 may consider necessary or expedient to carry the
amendment into effect

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAIPEM SPA, SAN DONATO MILANESE
  TICKER:                N/A             CUSIP:     T82000117
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet as of 31 DEC                       ISSUER          NO           N/A               N/A
2008, consolidated balance sheet, Directors, Board of
 Auditors and the Auditing Company reports

PROPOSAL #2.: Approve the allocation of profit                             ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve to update the emoluments to                          ISSUER          NO           N/A               N/A
Audit Company PricewaterhouseCoopers S.P.A.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SALZGITTER AG, SALZGITTER
  TICKER:                N/A             CUSIP:     D80900109
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and annual report, and the report
pursuant to Sections 289[4] and 315[4] of the German

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 84,150,000 as follows:
payment of a dividend of EUR 1.40 per share EUR
14,200 shall be carried forward ex-dividend and
payable date: 28 MAY 2009

PROPOSAL #3.: Ratification of the acts of the board                        ISSUER          NO           N/A               N/A
of MDs

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY : PricewaterhouseCoopers AG, Hanover

PROPOSAL #6.: Authorization to acquire own shares,                         ISSUER          NO           N/A               N/A
the Company shall be authorized to acquire own shares
 of up to EUR 16, 161,527.33, at prices not deviating
 more than 10% from the market price, on or before 26
 NOV 2010, the Board of MDs may dispose of the shares
 in a manner other than the stock exchange or a
rights offering if they are sold at a price not
materially below their market price, or use the
shares for acquisition purposes, as employee shares
or for satisfying option or conversion rights, and
retire the shares

PROPOSAL #7.: Authorization to increase the share                          ISSUER          NO           N/A               N/A
capital, and the correspondence Amendment to the
Articles of Association, the Board of MDs shall be
authorized, with the consent of the Supervisory
Board, to increase the share capital by up to EUR
80,807,636.65 through the issue of up to 30,048,500
new bearer shares against payment in cash or kind, on
 or before 26 MAY 2014, shareholders shall be granted
 subscription rights, except for a capita l increase
against payment in kind, for residual amounts, for
the granting of such rights to bondholders, for the
issue of new shares at a price not materially below
their market price, and for the issue of up to
3,004,850 employee shares

PROPOSAL #8.: Authorization to issue warrant,                              ISSUER          NO           N/A               N/A
convertible or income bonds, or pro fit-sharing
rights, the creation of contingent capital, and the
correspondence Amendments to the Articles of
Association the Board of MDs shall be authorized,
with the consent of the Supervisory Board, to issue
bonds or profit-sharing rights of up to EUR
1,000,000, 000, conferring a conversion or option
right for new shares of the Company, on or before 26

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMPO OYJ
  TICKER:                N/A             CUSIP:     X75653109
  MEETING DATE:          4/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Calling the meeting to order                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.: Election of persons to scrutinise the                        ISSUER          NO           N/A               N/A
minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting                        ISSUER          NO           N/A               N/A

PROPOSAL #5.: Recording the attendance at the meeting                      ISSUER          NO           N/A               N/A
 and adoption of the list of votes

PROPOSAL #6.: Presentation of the Financial                                ISSUER          NO           N/A               N/A
Statements, the Board of Director's; Report and the
Auditor's Report

PROPOSAL #7.: Adoption of the Financial Statements                         ISSUER          YES          FOR               FOR

PROPOSAL #8.: Resolution on the use of the profit                          ISSUER          YES          FOR               FOR
shown on the Balance Sheet and the payment of
dividend The Board of Directors proposes to the
Annual General Meeting that a dividend of EUR 0,80
per share from the parent company's distributable
assets be paid. The dividend will be paid to those
shareholders who, on the record date for payment of
dividends, Tuesday, 14 APR 2009, are registered in
the company's Shareholder Register kept by Euroclear
Finland Ltd (previously the Finnish Central
Securities Depository Ltd) The Board proposes to the
Annual General Meeting that the dividend be paid on
Tuesday, 21 April 2009. For those shareholders who
have not transferred their share certificates to the
book-entry system by the record date for payment of
dividends, the dividend will be paid after the
transfer of their shares to the book-entry system

PROPOSAL #9.: Resolution on the discharge of the                           ISSUER          YES          FOR               FOR
members of the Board of Directors and the CEO from
liability

PROPOSAL #10.: Resolution on the remuneration of the                       ISSUER          YES          FOR               FOR
members of the Board of Directors; after hearing the
major shareholders, the Board's Nomination and
Compensation Committee proposes to the Annual General
 Meeting that the members of the Board of Directors
will be paid the following fees per annum until the
close of the next Annual General Meeting the Chairman
 of the Board will be paid an annual fee of EUR
160,000, the Vice Chairman of Board will be paid EUR
100,000, and the other members of the Board of
Directors will be paid EUR 80,000 each 50 per cent of
 each Board member's annual compensation, after
deduction of taxes and similar payments, will be paid
 in Sampo plc A shares and the rest in cash Board
members employed by the company will not receive
separate compensation for Board work during the
validity of the employment or service relationship.
As background to the proposal that the Nomination and
 Compensation Committee has proposed that the Annual
General Meeting elect Bj rn Wahlroos to continue as a
 member of the Board of Directors and that the Board
of Directors elect him as its Chairman. At the close
of the Annual General Meeting, he will step down from
 the position of Group CEO and President of Sampo
plc. However, Bj rn Wahlroos will continue in the
service of Sampo plc until 30 June 2009, and
therefore he will be paid a Board Chairman fee of EUR
 120,000. After the end of the service relationship,
Bj rn Wahlroos will give up his participation in the
;Sampo 2006; Sampo long-term share-based incentive
scheme for Sampo Group's key management, and he will
no longer be entitled to payments through this scheme

PROPOSAL #11.: Resolution on the number of members of                      ISSUER          YES          FOR               FOR
 the Board of Directors After hearing the major
shareholders, the Nomination and Compensation
Committee proposes to the Annual General Meeting that
 eight members be elected to the Board of Directors

PROPOSAL #12.: The Nomination and Compensation                             ISSUER          YES          FOR               FOR
Committee proposes to the Annual General Meeting
Messrs Brunila, Eira Palin-Lehtinen, Jukka Pekkarinen
 Christoffer Taxell, Matti Vuoria and Bj rn Wahlroos,
 be re-elected for a term continuing until the close
of the next Annual General Meeting. Additionally,
Sampo plc's Nomination and Compensation Committee
proposes that Mr. Veli-Matti Mattila be elected as a
new Board member for a term continuing until the
close of the next Annual General Meeting. The
Nomination and Compensation Committee proposes that
the Board elect Mr. Bj rn Wahlroos from among their
number as the new Chairman of the Board

PROPOSAL #13.: The Board's Audit Committee proposes                        ISSUER          YES          FOR               FOR
to the Annual General Meeting that compensation be
paid to the company's auditor on the basis of
reasonable invoicing

PROPOSAL #14.: The Board's Audit Committee proposes                        ISSUER          YES          FOR               FOR
to the Annual General Meeting that Ernst & Young Oy
be elected as the Auditor until the close of the next
 Annual General Meeting

PROPOSAL #15.: The Board of Directors proposes that                        ISSUER          YES          FOR               FOR
the Annual General Meeting authorize the Board to
decide on repurchasing Sampo A shares using funds
available for profit distribution. Sampo A shares can
 be repurchased in one or more lots up to a total of
50,000,000 shares. Sampo shares can be repurchased in
 other proportion than the shareholders; proportional
 shareholdings (private repurchase). The share price
will be no higher than the highest price paid for
Sampo plc shares in public trading at the time of the
 purchase. However, in implementing the repurchase of
 Sampo shares, normal derivatives, stock lending or
other contracts may also be entered into within the
legal and regulatory limits, at the price determined
by the market. he holder of all Sampo plc B shares
has given consent to a buy-back of A shares It is
proposed that the authorization will be valid until
the close of the next Annual General Meeting,
provided this is not more than 18 months from the
Annual General Meeting's decision

PROPOSAL #16.: The Board of Directors proposes that                        ISSUER          YES          FOR               FOR
the Annual General Meeting decides to reduce the
share premium account and the reserve fund on the
company's Balance Sheet as of 31 DEC 2008 by EUR
1,160,392,342.66 and by EUR 366,295,191.68,
respectively, by transferring all the funds in the
share premium account and reserve fund on the Balance
 Sheet as of 31 DEC 2008 to the reserve for invested
unrestricted equity. Under the old Finnish Companies
Act, which was in force until 31 AUG 2006, both the
share premium account and the reserve fund were
restricted equity. The new Limited Liability
Companies Act no longer recognises either the concept
 of share premium account or the concept of reserve
fund but, according to the transitional provisions of
 the new act, it is allowed to reduce the size of
these funds by adhering to the provisions set for
reducing share capital. Transferring the funds as
proposed will enhance the flexibility of the
company's capital structure and increase the
distributable equity and reserves

PROPOSAL #17.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG C&T CORP
  TICKER:                N/A             CUSIP:     Y7470R109
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Audit Committee Member                             ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG CARD CO LTD
  TICKER:                N/A             CUSIP:     Y7T70U105
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG ELECTRO-MECHANICS CO LTD, SUWON
  TICKER:                N/A             CUSIP:     Y7470U102
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors : Nominee of                             ISSUER          YES          FOR               FOR
Director : Mr. Park, Jong Woo; Nominee of Outside
Director: Mr. Lee, Seung Jae

PROPOSAL #3.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG ELECTRONICS CO., LTD.
  TICKER:                SSNHY           CUSIP:     796050888
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF BALANCE SHEET, INCOME                            ISSUER          YES          FOR               FOR
STATEMENT, AND STATEMENT OF APPROPRIATION OF RETAINED
 EARNINGS (DRAFT) FOR THE 40TH FISCAL YEAR (FROM
JANUARY 1, 2008 TO DECEMBER 31, 2008), ALL AS MORE
FULLY DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #2A: APPROVAL OF DIRECTORS: APPOINTMENT OF                        ISSUER          YES          FOR               FOR
INDEPENDENT DIRECTORS (3 PERSONS).

PROPOSAL #2B: APPROVAL OF DIRECTORS: APPOINTMENT OF                        ISSUER          YES          FOR               FOR
EXECUTIVE DIRECTORS (4 PERSONS).

PROPOSAL #2C: APPROVAL OF DIRECTORS: APPOINTMENT OF                        ISSUER          YES          FOR               FOR
MEMBERS OF AUDIT COMMITTEE (2 PERSONS).

PROPOSAL #03: APPROVAL OF THE COMPENSATION CEILING                         ISSUER          YES        AGAINST           AGAINST
FOR THE DIRECTORS - PROPOSED REMUNERATION CEILING FOR
 THE 41ST FISCAL YEAR: KRW 55 BILLION - REMUNERATION
CEILING APPROVED IN THE 40TH FISCAL YEAR: KRW 35
BILLION.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG ELECTRS LTD
  TICKER:                N/A             CUSIP:     796050888
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet, income                            ISSUER          YES          FOR               FOR
statement, and statement of appropriation of retained
 earnings [Draft] for the 40th FY [from 01 JAN 2008
to 31 DEC 2008]: cash dividends [excluding interim
dividends], dividend per share: KRW 5,000 [Common],
KRW 5,050 [Preferred]

PROPOSAL #2.1: Appoint Dr. Oh-Soo Park, Mr. Chae-                          ISSUER          YES          FOR               FOR
Woong Lee, and Mr. Dong-Min Yoon as the Independent

PROPOSAL #2.2: Appoint Messrs. Yoon Woo Lee, Geesung                       ISSUER          YES          FOR               FOR
Choi, Juhwa Yoon, and Sanghoon Lee as the Executive
Directors

PROPOSAL #2.3: Appoint Dr. Oh-Soo Park and Mr. Chae-                       ISSUER          YES          FOR               FOR
Woong Lee as the Members of Audit Committee

PROPOSAL #3.: Approve the Compensation Ceiling for                         ISSUER          YES        AGAINST           AGAINST
the Directors: proposed remuneration ceiling for the
41st FY: KRW 55 billion, remuneration ceiling
approved in the 40th FY: KRW 35 billion; number of
Directors 9 [Independent Directors 5]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG ELECTRS LTD
  TICKER:                N/A             CUSIP:     Y74718100
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the External Director                                  ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Internal Director                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES        AGAINST           AGAINST
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG ENGINEERING CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y7472L100
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #3.: Elect the Directors : 1 Executive                            ISSUER          YES          FOR               FOR
Director, 1 Outside Director

PROPOSAL #4.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG FINE CHEMICALS CO LTD, ULSAN
  TICKER:                N/A             CUSIP:     Y7472W106
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #4.: Approve the limit of remuneration of                         ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG FIRE & MARINE INSURANCE CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y7473H108
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the appropriation of income and                      ISSUER          YES          FOR               FOR
 dividends of KRW 3,000 per common share

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST
regarding pre-emptive rights, public offerings, stock
 options, public notice for shareholder meeting,
Audit Committee, and share cancellation

PROPOSAL #3.: Elect 1 Inside Director and 3 Outside                        ISSUER          YES          FOR               FOR
Directors

PROPOSAL #4.: Elect 2 Members of the Audit Committee                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the total remuneration of                            ISSUER          YES          FOR               FOR
Inside Directors and Outside Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG HEAVY INDS LTD
  TICKER:                N/A             CUSIP:     Y7474M106
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Income and                          ISSUER          YES          FOR               FOR
Dividends of KRW 500 per Common Share

PROPOSAL #2.: Amend Articles of Incorporation                              ISSUER          YES        AGAINST           AGAINST
regarding business objectives, preemptive rights,
public offerings, stock options, public notice for
Shareholder Meeting, and outside Directors

PROPOSAL #3.: Elect 4 Directors                                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect 2 Members of Audit Committee                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG SDI CO LTD
  TICKER:                N/A             CUSIP:     Y74866107
  MEETING DATE:          9/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the spin-off                                         ISSUER          YES        ABSTAIN           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG SDI CO LTD
  TICKER:                N/A             CUSIP:     Y74866107
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Messrs. Soon Taek Kim, Jung Hwa                        ISSUER          YES          FOR               FOR
Lee, Byung Bok Jeon as the Directors and  Messrs.
Young Kil Bae, Jin Taek Lim, Hee Kyoung Kim as the
Outside Directors

PROPOSAL #3.: Elect Messrs. Young Kil Bae, Jin Taek                        ISSUER          YES          FOR               FOR
Lim, Joon Chul Jang the Audit Committee Member as the
 Outside Director

PROPOSAL #4.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG SECURITIES CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y7486Y106
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.1: Elect the outside Directors                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Elect the Directors                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Elect the Auditor Committee Member as                       ISSUER          YES          FOR               FOR
the outside Directors

PROPOSAL #4.2: Elect the Auditor Committee Member as                       ISSUER          YES        AGAINST           AGAINST
Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG TECHWIN CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y7470L102
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the spin-off                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAMSUNG TECHWIN CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y7470L102
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements,                            ISSUER          YES          FOR               FOR
expected dividend: KRW400 per ordinary share

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANDVIK AB, SANDVIKEN
  TICKER:                N/A             CUSIP:     W74857165
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Election of Mr. Sven Unger,Attorney, as                      ISSUER          NO           N/A               N/A
 the Chairman of the Meeting

PROPOSAL #3.: Preparation and approval of the voting                       ISSUER          NO           N/A               N/A
list

PROPOSAL #4.: Election of 1 or 2 persons to                                ISSUER          NO           N/A               N/A
countersign the minutes

PROPOSAL #5.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #6.: Examination of whether the meeting has                       ISSUER          NO           N/A               N/A
been duly convened

PROPOSAL #7.: Presentation of the annual report, the                       ISSUER          NO           N/A               N/A
Auditors' report and the Group accounts and the
Auditors' report for the Group

PROPOSAL #8.: Speech by the President                                      ISSUER          NO           N/A               N/A

PROPOSAL #9.: Adopt the profit and loss account,                           ISSUER          YES          FOR               FOR
balance sheet and consolidated profit and loss
account and consolidated balance sheet

PROPOSAL #10.: Grant discharge, from liability, to                         ISSUER          YES          FOR               FOR
the Board Members and the President for the period to
 which the accounts relate

PROPOSAL #11.: Approve a dividend of SEK 3.15 per                          ISSUER          YES          FOR               FOR
share and, Monday, 04 MAY 2009, as the record day; if
 the meeting approves this proposal, it is estimated
that the dividend payments will be distributed by
Euroclear Sweden AB on Thursday, 07 MAY 2009

PROPOSAL #12.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Board Members at 8 without Deputies

PROPOSAL #13.: Approve the fees to the Board of                            ISSUER          YES          FOR               FOR
Directors as follows: Board Member not employed by
the Company SEK 450,000, Chairman of the Board of
Directors SEK 1,350,000, Deputy Chairman SEK 900,000,
 Board Member elected by the general meeting who is a
 Member of the Audit Committee SEK 125,000, Board
Member elected by the general meeting who is a Member
 of the Remuneration Committee SEK 75,000, Chairman
of the Remuneration Committee SEK 100,000 and the
fees to the Auditors be paid as invoiced

PROPOSAL #14.: Re-elect Messrs. Georg Ehrnrooth,                           ISSUER          YES        AGAINST           AGAINST
Fredrik Lundberg, Egil Myklebust, Hanne De Mora,
Anders Nyren, Lars Pettersson, Simon Thompson and
Clas Ake Hedstrom as the Board Members; elect Mr.
Clas Ake Hedstrom as a Chairman of the Board

PROPOSAL #15.: Approve the resolution on Nomination                        ISSUER          YES          FOR               FOR
Committee, etc., for the AGM 2010

PROPOSAL #16.: Approve the guidelines for                                  ISSUER          YES          FOR               FOR
remuneration to the Chief Executives

PROPOSAL #17.: Close the Meeting                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANKYO CO.,LTD.
  TICKER:                N/A             CUSIP:     J67844100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANLAM LTD
  TICKER:                N/A             CUSIP:     S7302C137
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.0.1: Adopt the annual financial                                ISSUER          YES          FOR               FOR
statements of the group and the Company for the YE 31

PROPOSAL #2.O.2: Appoint a Firm of External Auditors                       ISSUER          YES          FOR               FOR
for the Company, the Audit Committee of the Board
recommends the re-appointment of Ernst Young Inc, and
 in particular Mr. M. P. Rapson, being the individual
 registered Auditor who has undertaken the Company's
Audit

PROPOSAL #3.O.3: Approve to take note of the                               ISSUER          YES          FOR               FOR
remuneration of the External Auditors as determined
by the Audit Committee of the Board

PROPOSAL #4.O.1: Re-elect Mr. Z. B. Swanepoel as a                         ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of Article 14 of the Articles of Association of
 the Company

PROPOSAL #4.O.2: Re-elect Mr. A. D. Botha as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of Article 14 of the Articles of Association of
 the Company

PROPOSAL #4.O.3: Re-elect Mr. R. K. Morathi as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of Article 14 of the Articles of Association of
 the Company

PROPOSAL #4.O.4: Re-elect Mr. S. A. Nkosi as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
terms of Article 14 of the Articles of Association of
 the Company

PROPOSAL #4.O.5: Re-elect Mr. P. L. Zim as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires by rotation in terms of
Article 14 of the Articles of Association of the
Company

PROPOSAL #5.O.5: Approve the total amount of the                           ISSUER          YES          FOR               FOR
Directors remuneration for the FYE 31 DEC 2008

PROPOSAL #6.O.6: Approve with or without                                   ISSUER          YES          FOR               FOR
modification, a 5% increase in the all inclusive
remuneration package of the Chairman as well as a 10%
 increase in the fees paid to the Members of Board
Committees for the period 01 JUL 2009 up to 30 JUN

PROPOSAL #7.O.7: Approve, in accordance with the                           ISSUER          YES          FOR               FOR
requirements of the JSE Limited Listings Requirements
 that the amendments required to be made to the Trust
 Deed of the San lam Limited Share Incentive Trust
established and approved by the shareholders of the
Company in 1998 as amended [the Initial Incentive
Plan] and each of the Deferred Share Plan, the
Performance Deferred Share Plan and the Restricted
Share Plan established and approved by shareholders
of the Company in 2008

PROPOSAL #8.O.8: Approve, subject to the adoption of                       ISSUER          YES          FOR               FOR
O.7 as specified in this notice convening the AGM in
terms of Section 221(2) of the Companies Act, No.61
of 1973, as amended, that the allotment and issue [as
 a fresh issue or the use of treasury shares] as a
specific authority, pursuant to the provisions of any
 1 or all of the Trust Deed of the Sanlam Limited
Share Incentive Trust established and approved by the
 shareholders of the Company in 1998 as amended [the
Initial Incentive Plan] and each of the Deferred
Share Plan, the Performance Deferred Share Plan and
the Restricted Share Plan established and approved by
 shareholders of the Company in 2008

PROPOSAL #9.S.1: Approve to cancel, in terms of                            ISSUER          YES          FOR               FOR
Section 75(1)(h) of the Companies Act, and the
Articles of Association of the Company, the
52,000,000 Sanlam A convertible redeemable non
participating Preference Shares of ZAR 0.01 each in
the Company's authorized share capital

PROPOSAL #10.S2: Adopt the Resolution S.1, in terms                        ISSUER          YES          FOR               FOR
of Section 56[4] of the Companies Act, paragraph 8 of
 the Memorandum of Association of the Company
substituted with the specified 8 Capital, 8.1 par
value, the authorized share capital of the Company is
 ZAR 41,650,000 divided into 8.1.1 4,000,000,000
ordinary par value shares of ZAR 0.01 cent each,
8.1.2 ZAR nil preference par value shares, 8.1.2 ZAR
nil preference par value shares, 8.1.3 ZAR nil
redeemable preference par value shares, 8.1.4
56,500,000 A convertible participating deferred
shares of ZAR 0.01 cent each, 8.1.5 56,500,000 B
convertible participating deferred shares of ZAR 0.01
 cent each 8.2 no par value 8.2.1 the number of no
par value ordinary shares is nil, 8.2.2 the number of
 no par value preference shares is nil, 8.2.3 the
number of no par value redeemable preference shares

PROPOSAL #11S3: Amend, subject to the adoption of                          ISSUER          YES          FOR               FOR
S.1, in terms of Section 62 of the Companies Act, the
 Articles of Association of the Company by the
deletion of Article 40

PROPOSAL #12.S4: Approve, in terms of Article 37 of                        ISSUER          YES          FOR               FOR
the Articles of Association of the Company, the
Company as a general approval contemplated in Section
 85 and 89 of the Companies Act, whether by way of a
single transaction or a series of transactions: a)
the purchase of any of its securities by the Company
or its subsidiaries, including ordinary shares of ZAR
 0.01 each in the capital of the Company b) the
purchase of such securities by the Company in any
holding company of the Company, if any, and any
subsidiary of any such holding Company c) the
purchase by and or transfer to the Company of any of
its securities purchased pursuant to a) above and d)
the purchase by and or transfer to any holding
company of the Company and or any subsidiary of any
such holding company of any securities purchased
pursuant to b) above, conditions apply

PROPOSAL #13.O9: Authorize any Director of the                             ISSUER          YES          FOR               FOR
Company, and where applicable the secretary of the
Company, to do all such things, sign all such
documentation and take all such actions as may be
necessary to implement the aforesaid Ordinary and
Special Resolutions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANOFI-AVENTIS
  TICKER:                N/A             CUSIP:     F5548N101
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Receive the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 2.20 per share

PROPOSAL #O.4: Ratify the appointment of Mr. Chris                         ISSUER          YES          FOR               FOR
Viehbacher as a Director

PROPOSAL #O.5: Approve the Auditors' special report                        ISSUER          YES        AGAINST           AGAINST
regarding related-party transactions

PROPOSAL #O.6: Approve the transaction with Mr. Chris                      ISSUER          YES        AGAINST           AGAINST
 Viehbacher regarding Severance Payments

PROPOSAL #O.7: Grant authority for the repurchase of                       ISSUER          YES          FOR               FOR
up to 10% of issued share capital

PROPOSAL #E.8: Grant authority for the issuance of                         ISSUER          YES          FOR               FOR
equity or equity-linked securities with preemptive
rights up to aggregate nominal amount of EUR 1.3
billion

PROPOSAL #E.9: Grant authority for the issuance of                         ISSUER          YES          FOR               FOR
equity or equity-linked securities without preemptive
 rights up to aggregate nominal amount of EUR 500
million

PROPOSAL #E.10: Grant authority for the capital                            ISSUER          YES          FOR               FOR
increase of up to 10% of issued capital for future
acquisitions

PROPOSAL #E.11: Authorize the Board to increase                            ISSUER          YES          FOR               FOR
capital in the event of additional demand related to
delegation submitted to shareholder vote above

PROPOSAL #E.12: Grant authority for the                                    ISSUER          YES          FOR               FOR
capitalization of reserves of up to EUR 500 million
for bonus issue or increase in par value

PROPOSAL #E.13: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.14: Grant authority for the use of up to                       ISSUER          YES        AGAINST           AGAINST
2.5% of issued capital in the Stock Option Plan

PROPOSAL #E.15: Grant authority for the use of up to                       ISSUER          YES        AGAINST           AGAINST
1.0% of issued capital in the Restricted Stock Plan

PROPOSAL #E.16: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.17: Amend Article 15 of the Bylaws                             ISSUER          YES          FOR               FOR
regarding the Audit Committee

PROPOSAL #E.18: Grant authority for the filing of                          ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANOMA CORPORATION, HELSINKI
  TICKER:                N/A             CUSIP:     X75713119
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Call the meeting to order                                    ISSUER          NO           N/A               N/A

PROPOSAL #3.: Elect persons to scrutinize the minutes                      ISSUER          NO           N/A               N/A
 and to supervise the counting of votes

PROPOSAL #4.: Record the legality of the meeting                           ISSUER          NO           N/A               N/A

PROPOSAL #5.: Recording the attendance at the meeting                      ISSUER          NO           N/A               N/A
 and adopt the list of votes

PROPOSAL #6.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements, report by the Board of Director's and the
 Auditor's report for year 2008

PROPOSAL #7.: Adopt the financial statements                               ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the use of profit shown on the                       ISSUER          YES          FOR               FOR
balance sheet and to pay a dividend of EUR 0.90 per
share and a sum of EUR 500,000 transferred to the
donation reserve and used at the Board of Director's
discretion; the dividend will be paid to shareholders
 entered into the Shareholder Register maintained by
Euroclear Finland Ltd at the record date for
distribution of dividends, i.e., Monday, 06 APR 2009;
 the Board proposes that the dividends will be paid
on Wednesday, 15 APR 2009

PROPOSAL #9.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Director's and the President and the Chief
Executive Officer from liability

PROPOSAL #10.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS' PROPOSAL: approve the compensation of
the Board and the Committee Members will remain as
follows: Chairman EUR 8,500 per month; the Vice
Chairman be paid EUR 6,500 per month; theMmembers be
paid EUR 5,500 per month and mmembers of the Board's
Committees be paid EUR 1,000 per meeting

PROPOSAL #11.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS' PROPOSAL : approve the Members of the
Board to be 10

PROPOSAL #12.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS PROPOSAL: re-elect Messrs. Jaakko
Rauramo and Sakari Tamminen as the Members to the
Board of Directors for the term ending in the AGM
2012; and elect Ms. Annet Aris as new Member of the
Board of Directors; re-elct Mr. Jaakko Rauramo as a
Chairman and Mr. Sakari Tamminen as a Vice Chairman,
all the proposed individuals have given their consent

PROPOSAL #13.: Approve to pay the Auditors'                                ISSUER          YES        AGAINST           AGAINST
remuneration according to the invoice

PROPOSAL #14.: Re-elect Pekka Pajamo, Authorised                           ISSUER          YES          FOR               FOR
Public Accountant, Sixten Nyman, Authorised Public
Accountant, as his deputy, and Chartered Accountant
KPMG Oy Ab with Kai Salli, Authorised Public
Accountant, as the Auditor in Charge, the term
expires at the end of the next AGM

PROPOSAL #15.: Authorize the Board to decide on the                        ISSUER          YES          FOR               FOR
repurchase of maximum of 16,000,000 Company's own
shares which will be purchased with the Company's
unrestricted shareholders equity, and the repurchases
 will reduce funds available for distribution on
profits; the shares will be repurchased to develop
the Company's capital structure, carry out potential
corporate acquisitions or other business
arrangements, or to be transferred for other
purposes, retained as treasury shares, or cancelled;
they can be repurchased either through a tender offer
 made to all shareholders on equal terms or in other
proportion than that of the current shareholders at
the market price of the repurchase moment on the
NASDAQ OMX Helsinki Ltd, effective until 30 JUN 2010

PROPOSAL #16.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANTAM LTD
  TICKER:                N/A             CUSIP:     S73323115
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Adopt the annual financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #O.2: Re-appoint PricewaterhouseCoopers as                        ISSUER          YES          FOR               FOR
the Auditors for the Company

PROPOSAL #O.3: Re-appoint Mr. JG Le Roux as a                              ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
Section 63 of the Company's Articles of Association

PROPOSAL #O.4: Re-appoint Mr. JP Rowse as a Director,                      ISSUER          YES          FOR               FOR
 who retire by rotation in accordance with Section 63
 of the Company's Articles of Association

PROPOSAL #O.5: Re-appoint Mr. Ge Rudman as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Section 63 of the Company's Articles of Association

PROPOSAL #O.6: Re-appoint Mr. Dk Smith as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation in terms of Section 63 of
the Company's Articles of Association

PROPOSAL #O.7: Re-appoint Mr. DCM Gihwala as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in terms of Section
 65 of the Company's Articles of Association

PROPOSAL #O.8: Approve the Directors remuneration                          ISSUER          YES          FOR               FOR
scale for 2009

PROPOSAL #O.9: Approve the placement of 5 million                          ISSUER          YES          FOR               FOR
shares under the control of the Directors

PROPOSAL #S.1: Grant authority to buy back shares                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANTEN PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J68467109
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options for the Directors

PROPOSAL #6.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options for the Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANTOS LTD, ADELAIDE SA
  TICKER:                N/A             CUSIP:     Q82869118
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report for the YE                      ISSUER          NO           N/A               N/A
 31 DEC 2008 and the reports of the Directors and the
 Auditor

PROPOSAL #2.A: Re-elect Mr. Kenneth Charles Borda as                       ISSUER          YES          FOR               FOR
a Director, retires by rotation in accordance with
Rule 34[c] of the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Roy Alexander Franklin as                      ISSUER          YES          FOR               FOR
 a Director, retires by rotation in accordance with
Rule 34[c] of the Company's Constitution

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

PROPOSAL #S.4: Amend the Constitution of Santos                            ISSUER          YES          FOR               FOR
Limited by deleting the whole of the existing Rule 70
 and replacing it with a new Rule 70 in the terms as
specified in schedule 1 to the 2009 notice of AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SANYO ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J68897107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAP AKTIENGESELLSCHAFT
  TICKER:                N/A             CUSIP:     D66992104
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and Group annual report as well as the
report by the Board of Managing Directors pursuant to
 sections 289[4] and 315[4] of the German Commercial

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 2,765,783,523.74 as
follows: payment of a dividend of EUR 0.50 per no-par
 share, EUR 2,171,981,798.74 shall be carried
forward, ex-dividend and payable date: 20 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY: KPMG AG, Berlin

PROPOSAL #6.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares; the Company shall be authorized to
acquire own shares of up to EUR 120,000,000, at a
price neither more than 10% above, nor more than 20%
below the market price of the shares if they are
acquired through the Stock Exchange, nor differing
more than 20% from the market price of the shares if
they are acquired by way of a repurchase offer, on or
 before 31 OCT 2010, the Board of Managing Directors
shall be authorized, with the consent of the
Supervisory Board, to sell the shares on the Stock
Exchange and to offer them to the shareholders for
subscription; the Board of Managing Directors shall
also be authorized to exclude shareholders'
subscription rights for residual amounts and dispose
of the shares in another manner if they are sold at a
 price not materially below their mark et price, to
offer the shares to third parties for acquisition
purposes, to use the shares within the scope of the
Company's Stock Option and Incentive Plans, or for
satisfying conversion and option rights, and to

PROPOSAL #7.: Amendment to Section 19[2] of the                            ISSUER          NO           N/A               N/A
Articles of Association in accordance with the
implementation of the shareholders Rights Act [ARUG],
 in respect of shareholders being able to issue
proxy-voting instructions via a password-secured
internet dialogue provided by the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAPPI LTD
  TICKER:                N/A             CUSIP:     S73544108
  MEETING DATE:          11/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the proposed acquisition by                         ISSUER          YES          FOR               FOR
the Company of the business and assets being acquired
 from M-real in terms of the Master Agreement and
other Transaction Agreements, as specified; and
authorize the Directors of the Company, as a specific
 authority in terms of Section 221 of the Companies
Act, to allot and issue the Settlement Shares on all
of the terms and conditions of the Master Agreement
as and when the Company becomes obliged to issue them
 in accordance with the terms and conditions of the
Master Agreement, a copy of which has been made
available for inspection at the registered office of
the Company during normal office hours from 08:00 to

PROPOSAL #S.1: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
ordinary share capital of the Company from ZAR
325,000,000, comprising 325,000,000 ordinary shares
of ZAR l.00 each, to ZAR l,325,000,000, comprising
1,325,000,000 ordinary shares of ZAR 1.00 each, by
the creation of 1,000,000,000 new ordinary shares of
ZAR l .00 each

PROPOSAL #O.2: Approve, subject to the passing of                          ISSUER          YES        AGAINST           AGAINST
Resolution O.1, to place all of the authorized but
unissued ordinary shares in the capital of the
Company, including those created pursuant to
Resolution S.1 if it is passed and duly registered,
and excluding those which will be subject to the
Directors' specific authority pursuant to Resolution
O.1 if it is passed, under the control of the
Directors of the Company with a general authority to
allot and issue all or part of them, in their
discretion, in terms of Section 221 of the Companies
Act, pursuant to the Rights Offering; and subject
always to the provisions of Article 6 of the
Company's Articles of Association, the payment by the
 Company of Commission, whether in the form of cash,
Sappi Shares or other equity linked instruments, on
such terms and conditions as the Directors, in their
discretion, may decide, to the underwriters of the
Rights Offering, be authorized as required in terms
of Article 6 of the Company's Articles of Association

PROPOSAL #O.3: Approve, subject to the passing of                          ISSUER          YES          FOR               FOR
Resolution O.1, the passing and registration of
Resolution S.1 and the passing of Resolution O.2, a
waiver of any obligation, which might otherwise arise
 on the part of any underwriters appointed by the
Company for the Rights Offering (the Underwriters) to
 make a mandatory offer in accordance with the
requirements of Rule 8.1 of the Securities Regulation
 Code on Takeovers and Mergers (the Code), if the
Underwriters become obliged, in terms of their
obligation to underwrite the Rights Offering, to
acquire enough Sappi Shares for the acquisition to be
 an affected transaction in terms of the Code

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAPPI LTD
  TICKER:                N/A             CUSIP:     S73544108
  MEETING DATE:          3/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Re-elect the Directors, who retires by                      ISSUER          YES          FOR               FOR
 rotation, in terms of Sappis Articles of Association

PROPOSAL #O.1.1: Re-elect Mr. David Charles Brink as                       ISSUER          YES          FOR               FOR
a Director of Sappi Limited, until 31 DEC 2009

PROPOSAL #O.1.2: Re-elect Professor Meyer Feldberg as                      ISSUER          YES          FOR               FOR
 a Director of Sappi Limited, until 31 DEC 2009

PROPOSAL #O.1.3: Re-elect Mr. James Edward Healey as                       ISSUER          YES          FOR               FOR
a Director of Sappi Limited, until 31 DEC 2009

PROPOSAL #O.1.4: Re-elect Mr. Helmut Claus-Jurgen                          ISSUER          YES          FOR               FOR
Mamsch as a Director of Sappi Limited, until 31 DEC
2009

PROPOSAL #O.2: Re-appoint Deloitte and Touche as the                       ISSUER          YES          FOR               FOR
Auditors of Sappi Limited for the YE 30 SEP 2009

PROPOSAL #S.1: Approve to reduce the authorized                            ISSUER          YES          FOR               FOR
ordinary share capital of the company from ZAR
1,325,000,000 comprising 1,325,000,000 ordinary
shares of ZAR 1.00 each to ZAR 725,000,000 comprising
 725,000,000 ordinary shares of ZAR 1.00 each, by the
 cancellation of 600,000,000 unissued ordinary shares
 of ZAR 1.00 each, which at the time of passing of
this resolution, have not been taken up or agreed to
be taken up by any person

PROPOSAL #O.3: Approve to place under the control of                       ISSUER          YES          FOR               FOR
the Directors of Sappi, subject to the provision s of
 the Companies Act 61 of 1973, as amended and the
Listings Requirements o f the JSE Limited, a total of
 25,000,000 ordinary shares in Sappi Limited
[comprising ordinary shares in the authorized but
issued share capital of Sappi and or treasury shares
owned by one or more subsidiaries of Sappi from time
to time], and to allot and issue or otherwise dispose
 of all or any of such shares to such person or
persons on such terms and conditions and at such
times as the Directors of Sappi may from time to time
 in their discretion deem fit. It is recorded that
the Listing Requirements [Listing Requirements] of
the JSE Limited [JSE)] currently require, inter alia,
 that a Company may only undertake a general issue
for cash or be generally authorized to use treasury
share if; [Authority expires at the earlier of the
next AGM of the Company or 15 months from the date of
 passing of such resolution] such shares do not in
any one FY in the aggregate exceed 15% of the

PROPOSAL #O.4: Approve, until otherwise determined by                      ISSUER          YES          FOR               FOR
 Sappi Limited [Sappi] in general meeting with effect
 from 01 OCT 2008, to adjust the remuneration of the
Non-Executive Directors for their services

PROPOSAL #O.5: Authorize any Directors of Sappi                            ISSUER          YES          FOR               FOR
Limited to sign all such documents and do all such
things as may be necessary for or incidental to the
implementation of the resolutions passed at the AGM
held on 02 MAR 2008 or any adjournment thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAPPORO HOKUYO HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J69489102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations,  Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAPPORO HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     J69413128
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAPUTO INC
  TICKER:                N/A             CUSIP:     802912105
  MEETING DATE:          8/6/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Emanuele [Uno] Saputo as a                        ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.2: Elect Mr. Uno A. Saputo, Jr. as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.3: Elect Mr. Andre Berard as a Director                        ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.4: Elect Mr. Lucien Bouchard as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.5: Elect Mr. Pierre Bourgie as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #1.6: Elect Mr. Frank A. Dottori as a                             ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.7: Elect Mr. Anthony Fata as a Director                        ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.8: Elect Mr. Jean Gaulin as a Director                         ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.9: Elect Mr. Tony Meti as a Director for                       ISSUER          YES          FOR               FOR
the ensuing year

PROPOSAL #1.10: Elect Mr. Caterina Monticciolo as a                        ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.11: Elect Mr. Patricia Saputo as a                             ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.12: Elect Mr. Louis A. Tanguay as a                            ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #2.: Appoint Deloitte & Touche as the                             ISSUER          YES          FOR               FOR
Auditors of the Company for the ensuing year and
authorize the Directors to fix the Auditors'
remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SARAS RAFFINERIE SARDE SPA, CAGLIARI
  TICKER:                N/A             CUSIP:     T83058106
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement at 31                        ISSUER          NO           N/A               N/A
DEC 2008 consolidated financial statement at 31 DEC
2008 any adjournment thereof, allocation of profits
and dividend distribution

PROPOSAL #2.: Appoint the Board of Directors, and                          ISSUER          NO           N/A               N/A
approve to determine its terms, components and
emoluments

PROPOSAL #3.: Appoint the Board of Auditors and                            ISSUER          NO           N/A               N/A
approve to determine its emoluments

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SASOL LTD
  TICKER:                N/A             CUSIP:     803866102
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                               ISSUER          YES          FOR               FOR
financial statements of the Company and of the Sasol
Group for the YE 30 JUN 2008, together with the
reports of the Directors and Auditors

PROPOSAL #2..1: Re-elect Mr. LPA. Davies as a                              ISSUER          YES          FOR               FOR
Director, who retires in terms of Articles 75(d) and
75(e) of the Company's Articles of Association

PROPOSAL #2.2: Re-elect Mr. AM. Mokaba as a Director,                      ISSUER          YES          FOR               FOR
 who retires in terms of Articles 75(d) and 75(e) of
the Company's Articles of Association

PROPOSAL #2.3: Re-elect Mr. TH. Nyasulu as a                               ISSUER          YES          FOR               FOR
Director, who retires in terms of Articles 75(d) and
75(e) of the Company's Articles of Association

PROPOSAL #2.4: Re-elect Mr. KC. Ramon as a Director,                       ISSUER          YES          FOR               FOR
who retires in terms of Articles 75(d) and 75(e) of
the Company's Articles of Association

PROPOSAL #3.1: Re-elect Mr. BP. Connellan as a                             ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 75(i) of
the Company's Articles of Association

PROPOSAL #3.2: Re-elect Mr. MSV Gantsho as a                               ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 75(i) of
the Company's Articles of Association

PROPOSAL #3.3: Re-elect Mr. A. Jain as a Director,                         ISSUER          YES          FOR               FOR
who retires in terms of Article 75(i) of the
Company's Articles of Association

PROPOSAL #3.4: Re-elect Mr. JE. Schrempp as a                              ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 75(i) of
the Company's Articles of Association

PROPOSAL #4.: Re-appoint KPMG Inc as the Auditor                           ISSUER          YES          FOR               FOR

PROPOSAL #5.S.1: Approve the existing Article 160 of                       ISSUER          YES          FOR               FOR
the Company's Articles of Association is deleted in
its entirety and replaced with the rights, privileges
 and conditions as specified

PROPOSAL #6.S.2: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, or a Subcommittee of Directors, by way of a
specific approval in terms of section 85(2) of the
Companies Act, 1973, as amended [the Act, the
Listings Requirements of the JSE, as amended, [the
Listings Requirements] and Article 36(a) of the
Company's Articles of Association; approve the
purchase of 31,500,000 ordinary shares of no par
value in the issued ordinary share capital of the
Company from Sasol Investment Company [Proprietary]
Limited, funded out of its reserves to the extent
possible, at the closing price of a Sasol ordinary
share on the day preceding the day on which the
Directors, or a Subcommittee of Directors, approve

PROPOSAL #7.S.3: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company in terms of the authority granted in Article
36(a) of the Articles of Association of the Company,
to approve the purchase by the company, or by any of
its subsidiaries, of the Company's ordinary shares,
subject to the provisions of the Act, and subject to
the Listings Requirements, provided that: any
repurchases of shares in terms of this authority be
effected through the order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counter-party, such repurchases being effected by
 only one appointed agent of the Company at any point
 in time and may only be effected if after the
repurchase the Company still complies with the
minimum spread requirements of the JSE; the general
authority shall be limited to a maximum of 4% of the
Company's issued share capital of the shares in the
applicable class at the time that the authority is
granted and such repurchase by the Company, or any of
 its subsidiaries shall not, in aggregate in any FY,
exceed 20% of the Company s issued share capital of
the shares in the applicable class; d) any
acquisition must not be made at a price more than 10%
 above the weighted average of the market value of
the share for the 5 business days immediately
preceding the date of such acquisition; the
repurchase of shares may not be effected during a
prohibited period unless such a purchase is in
accordance with the Listings Requirements; such
details as may be required in terms of the Listings
Requirements of the JSE are announced when the
Company or its subsidiaries have cumulatively
repurchased 3% of the shares in issue at the time the
 authority was given; and the general authority may
be varied or revoked by special resolution, prior to
the next AGM of the Company; [Authority expires the

PROPOSAL #8.O.1: Approve to revise the annual                              ISSUER          YES          FOR               FOR
emoluments payable by the Company or subsidiaries of
the Company [as specified] to the Non-Executive
Directors of the Company with effect from 01 JUL 2008
 as specified

PROPOSAL #9.O.2: Authorize any Director or the                             ISSUER          YES          FOR               FOR
Secretary of the Company or Committee of the Board to
 do all such things and sign all such documents as
are necessary to give effect to Special Resolutions
Number 1, 2 and 3

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SATYAM COMPUTER SERVICES LIMITED
  TICKER:                SAY             CUSIP:     804098101
  MEETING DATE:          8/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O1A: TO RECEIVE, CONSIDER AND ADOPT: THE                         ISSUER          YES          FOR               FOR
AUDITED BALANCE SHEET AS OF MARCH 31, 2008.

PROPOSAL #O1B: TO RECEIVE, CONSIDER AND ADOPT: THE                         ISSUER          YES          FOR               FOR
AUDITED PROFIT AND LOSS ACCOUNT FOR THE YEAR ENDED ON
 THAT DATE.

PROPOSAL #O1C: TO RECEIVE, CONSIDER AND ADOPT: THE                         ISSUER          YES          FOR               FOR
AUDITORS' REPORT, THEREON.

PROPOSAL #O1D: TO RECEIVE, CONSIDER AND ADOPT: THE                         ISSUER          YES          FOR               FOR
DIRECTORS' REPORT.

PROPOSAL #O2: TO DECLARE DIVIDEND ON EQUITY SHARES.                        ISSUER          YES          FOR               FOR

PROPOSAL #O3: APPROVAL TO REAPPOINT PROF. M. RAMMOHAN                      ISSUER          YES          FOR               FOR
 RAO, AS DIRECTOR.

PROPOSAL #O4: APPROVAL TO REAPPOINT MR. VINOD K.                           ISSUER          YES          FOR               FOR
DHAM, AS DIRECTOR.

PROPOSAL #O5: APPROVAL TO APPOINT M/S. PRICE                               ISSUER          YES          FOR               FOR
WATERHOUSE AS AUDITORS OF THE COMPANY, AND TO FIX
THEIR REMUNERATION.

PROPOSAL #S6: RESOLVED THAT MR. B. RAMALINGA RAJU, IS                      ISSUER          YES          FOR               FOR
 REAPPOINTED AS CHAIRMAN AND DIRECTOR OF THE COMPANY
FOR A FURTHER PERIOD OF FIVE YEARS.

PROPOSAL #S7: RESOLVED THAT MR. B. RAMA RAJU, IS                           ISSUER          YES          FOR               FOR
REAPPOINTED AS MANAGING DIRECTOR OF THE COMPANY FOR A
 FURTHER PERIOD OF FIVE YEARS.

PROPOSAL #S8: RESOLVED THAT THE CONSENT OF THE                             ISSUER          YES          FOR               FOR
COMPANY BE AND IS HEREBY ACCORDED FOR THE PAYMENT OF
REMUNERATION TO THE DIRECTORS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SAVINGS BK RUSSIAN FEDN  SBERBANK
  TICKER:                N/A             CUSIP:     X76318108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report as of FY 2008                      ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the annual accounting report                         ISSUER          YES          FOR               FOR
for FY 2008

PROPOSAL #3.: Approve the allocation of income and                         ISSUER          YES          FOR               FOR
dividends of RUB 0.48 per ordinary share and RUB 0.63
 per preferred shares

PROPOSAL #4.: Ratify ZAO Ernst & Young as the Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Elect Sergey Ignatyev as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.2: Elect Aleksey Ulyukayev as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.3: Elect Georgy Luntovsky as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.4: Elect Valery Tkachenko as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.5: Elect Nadezhda Ivanova as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.6: Elect Sergey Shvetsov as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.7: Elect Konstantin Shor as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.8: Elect Arkady Dvorkovich as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.9: Elect Aleksy Kudrin as a Director                           ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.10: Elect Andrey Belousov as a Director                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.11: Elect Elvira Nabiullina as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.12: Elect Aleksey Savatyugin as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.13: Elect German Gref as a Director                            ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.14: Elect Bella Zlatkis as a Director                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.15: Elect Sergey Guryev as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #5.16: Elect Rajat Gupta as a Director                            ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.17: Elect Anton Drozdov as a Director                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.18: Elect Kayrat Kelimbetov as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.19: Elect Vladimir Mau as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #5.20: Elect Sergey Sinelnikov-Murylev as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.1: Elect Vladimir Volkov as a Member of                        ISSUER          YES          FOR               FOR
the Audit Commission

PROPOSAL #6.2: Elect Lyudmila Zinina as a Member of                        ISSUER          YES          FOR               FOR
the Audit Commission

PROPOSAL #6.3: Elect Irina Mayorova as a Member of                         ISSUER          YES          FOR               FOR
the Audit Commission

PROPOSAL #6.4: Elect Valentina Tkachenko as a Member                       ISSUER          YES          FOR               FOR
of the Audit Commission

PROPOSAL #6.5: Elect Nataliya Polonskaya as a Member                       ISSUER          YES          FOR               FOR
of the Audit Commission

PROPOSAL #6.6: Elect Maksim Dolzhnikov as a Member of                      ISSUER          YES          FOR               FOR
 the Audit Commission

PROPOSAL #6.7: Elect Yuliya Isakhanova as a Member of                      ISSUER          YES          FOR               FOR
 the Audit Commission

PROPOSAL #7.: Amend the Charter                                            ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve to increase the share capital                        ISSUER          YES          FOR               FOR
via issuance of 15 billion shares

PROPOSAL #9.: Approve the remuneration of the                              ISSUER          YES        AGAINST           AGAINST
Directors and the Members of the Audit Commission

PROPOSAL #10.: Approve the participation in Russian                        ISSUER          YES          FOR               FOR
National Association of Securities Market Participants

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SBI HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J6991H100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SBM OFFSHORE NV
  TICKER:                N/A             CUSIP:     N7752F148
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.A: Report of the Management Board on the                       ISSUER          NO           N/A               N/A
2008 FY and discussion

PROPOSAL #2.B: Report of the Supervisory Board on the                      ISSUER          NO           N/A               N/A
 2008 FY and discussion

PROPOSAL #2.C: Adopt the 2008 annual accounts                              ISSUER          NO           N/A               N/A

PROPOSAL #3.: Adopt a dividend based on the 2008                           ISSUER          NO           N/A               N/A
profit
PROPOSAL #4.: Corporate Governance                                         ISSUER          NO           N/A               N/A

PROPOSAL #5.A: Grant discharge to the Managing                             ISSUER          NO           N/A               N/A
Directors for their Management during the 2008 FY

PROPOSAL #5.B: Grant discharge to the Supervisory                          ISSUER          NO           N/A               N/A
Directors for their Supervision during the 2008 FY

PROPOSAL #6.: Re-appoint Mr. IR. R. van Gelder MA as                       ISSUER          NO           N/A               N/A
a Supervisory Director

PROPOSAL #7.: Amend the Articles of Association of                         ISSUER          NO           N/A               N/A
the Company

PROPOSAL #8.: Re-appoint KPMG Accountants N.V. as the                      ISSUER          NO           N/A               N/A
 Auditor of the Company

PROPOSAL #9.: Grant authority to repurchase shares                         ISSUER          NO           N/A               N/A

PROPOSAL #10.A: Grant authority to issue ordinary                          ISSUER          NO           N/A               N/A
shares

PROPOSAL #10.B: Approve to delegate the authority to                       ISSUER          NO           N/A               N/A
restrict or exclude the pre-emptive rights upon the
issue of new ordinary shares and/or granting of
rights to subscribe for new ordinary shares

PROPOSAL #11.: Approve the proposed adjustment to the                      ISSUER          NO           N/A               N/A
 SBM Offshore Senior Management Long-Term Incentive

PROPOSAL #12.: Approve the distribution of                                 ISSUER          NO           N/A               N/A
information to shareholders by way of electronic
means of communication

PROPOSAL #13.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #14.: Closure                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCANIA AB, SODERTALJE
  TICKER:                N/A             CUSIP:     W76082119
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM                                           ISSUER          NO           N/A               N/A

PROPOSAL #2.: Election of Mr. Claes Zettermarck as                         ISSUER          NO           N/A               N/A
Chairman of the AGM

PROPOSAL #3.: Approval of the voting list                                  ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Election of 2 persons to verify the                          ISSUER          NO           N/A               N/A
minutes

PROPOSAL #6.: Consideration of whether the AGM has                         ISSUER          NO           N/A               N/A
been duly convened

PROPOSAL #7.: Presentation of the annual accounts and                      ISSUER          NO           N/A               N/A
 Auditors' report, and the consolidated annual
accounts and auditors' report

PROPOSAL #8.: Report on the work of the Board of                           ISSUER          NO           N/A               N/A
Directors as well as its Audit and Remuneration
Committees

PROPOSAL #9.: Addresses by the Chairman of the Board                       ISSUER          NO           N/A               N/A
and by the President and Chief Executive Officer

PROPOSAL #10.: Questions from the shareholders                             ISSUER          NO           N/A               N/A

PROPOSAL #11.: Adopt the income statement and balance                      ISSUER          YES          FOR               FOR
 sheet and the consolidated income statement and
balance sheet

PROPOSAL #12.: Grant discharge of the Members of the                       ISSUER          YES          FOR               FOR
Board and President from liability for the FY

PROPOSAL #13.: Approve that, dividend of SEK 2.50 per                      ISSUER          YES          FOR               FOR
 share, the Board proposes Tuesday 12 MAY 2009 as the
 record date for the dividend, provided that the AGM
approves this proposal, the dividend is expected to
be sent from Euroclear Sweden AB on Friday,15 MAY 2009

PROPOSAL #14.: Approve the guidelines for the salary                       ISSUER          YES        AGAINST           AGAINST
and other remuneration of the President and Chief
Executive Officer as well as other Executive officers
 as specified

PROPOSAL #15.: Approve the 2009 incentive programme                        ISSUER          YES        AGAINST           AGAINST
as specified

PROPOSAL #16.A: Approve to determine the Board of                          ISSUER          YES          FOR               FOR
Directors shall consist of 10 Members elected by the
AGM without Deputy Board Members

PROPOSAL #16.B: Approve that, the Members of the                           ISSUER          YES          FOR               FOR
Board shall receive remuneration for their work as
follows; a] remuneration to the Board of Directors is
 fixed at SEK 2,656,250, to be allocated among Board
Members as follows: SEK 625,000 to the Vice Chairman
and SEK 406,250 to each of the other Board members
who are not employed by Volkswagen AG. b] For the
work performed in the Audit Committee, remuneration
is fixed at SEK 150,000 to the Chairman of the Audit
Committee and SEK 75,000 to each of the other members
 of the Audit Committee who are not employed by
Volkswagen AG; and for the work performed in the
Remuneration Committee, remuneration is fixed at SEK
50,000 to each of the members of the Remuneration
Committee who are not employed by Volkswagen AG.
Board remuneration is payable only on the condition
that the Board member has been elected by the AGM and
 is not an employee of the Company

PROPOSAL #16.C: Re-elect of Messrs. Helmut Aurenz,                         ISSUER          YES          FOR               FOR
Staffan Bohman, Peggy Bruzelius, B rje Ekholm, Gunnar
 Larsson, Hans Dieter Potsch, Francisco Javier Garcia
 Sanz, Peter Wallenberg Jr, Martin Winterkorn and
Leif Ostling as Board Members; re-elect Mr. Martin
Winterkorn as the Chairman of the Board; re-elect Mr.
 Staffan Bohman as Vice Chairman of the Board

PROPOSAL #16.D: Approve that, remuneration to the                          ISSUER          YES          FOR               FOR
Auditors shall be paid according to approved invoices

PROPOSAL #17.: Approve the criteria for how Members                        ISSUER          YES          FOR               FOR
of the Nomination Committee shall be appointed as
specified

PROPOSAL #18.: Adjournment of the AGM                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCHINDLER HOLDING AG, HERGISWIL
  TICKER:                N/A             CUSIP:     H7258G209
  MEETING DATE:          3/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.a: The Board of Directors proposes that                        ISSUER          NO           N/A               N/A
the general meeting approves the annual report, the
financial statements and the consolidated group
financial statements

PROPOSAL #1.b: The Board of Directors proposes that                        ISSUER          NO           N/A               N/A
the general meeting acknowledges the compensation
report 2008

PROPOSAL #2.: The Board of Directors proposes that                         ISSUER          NO           N/A               N/A
the general meeting approves the following
appropriation of the 2008 profits as per balance sheet

PROPOSAL #3.: The Board of Directors proposes that                         ISSUER          NO           N/A               N/A
the general meeting grants discharge to all members
of the Board of Directors and of the Management for
the expired financial year 2008

PROPOSAL #4.1.1: The Board of Directors proposes that                      ISSUER          NO           N/A               N/A
 the general meeting re-elects the following current
members of the Board of Directors for a term of
office of 3 years Mr. Lord Charles Powell of

PROPOSAL #4.1.2: The Board of Directors proposes that                      ISSUER          NO           N/A               N/A
 the general meeting re-elects the following current
members of the Board of Directors for a term of
office of 3 years Prof. Dr. Karl Hofstetter

PROPOSAL #4.1.3: The Board of Directors proposes that                      ISSUER          NO           N/A               N/A
 the general meeting re-elects the following current
members of the Board of Directors for a term of
office of 3 years Mr. Wilen B. Sarnen, 6052
Hergiswil, 17 FEB 2009 Schindler Holding Ltd

PROPOSAL #4.2.1: The Board of Directors proposes that                      ISSUER          NO           N/A               N/A
 the general meeting elects the following 2 persons
as new members of the Board of Directors for a term
of office of 3 years Mr. Rolf Schweiger, Baar

PROPOSAL #4.2.2: The Board of Directors proposes that                      ISSUER          NO           N/A               N/A
 the general meeting elects the following 2 persons
as new members of the Board of Directors for a term
of office of 3 years Dr. Oec. Hsg Klaus W.
Wellershoff, Zurich

PROPOSAL #4.3: The Board of Directors proposes that                        ISSUER          NO           N/A               N/A
the general meeting appoints Ernst young Ag, Bern, as
 statutory auditors for the financial year 2009

PROPOSAL #5.1: Reduction of the share capital                              ISSUER          NO           N/A               N/A

PROPOSAL #5.2: Reduction of the Participation capital                      ISSUER          NO           N/A               N/A

PROPOSAL #6.: Amendments to the Articles of                                ISSUER          NO           N/A               N/A
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCHINDLER HOLDING AG, HERGISWIL
  TICKER:                N/A             CUSIP:     H7258G233
  MEETING DATE:          3/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.A: Approve the 81st annual report, the                         ISSUER          YES          FOR               FOR
financial statements and the consolidated Group
financial statements 2008, and receive the reports of
 the Statutory Auditors

PROPOSAL #1.B: Approve the compensation report 2008                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the appropriation of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Management

PROPOSAL #4.1: Re-elect Messrs. Lord Charles Powell                        ISSUER          YES          FOR               FOR
of Bayswater, London, Prof Dr. Karl Hofstetter, Wilen
 B. Sarnen to the Members of the Board of Directors

PROPOSAL #4.2.1: Re-elect Mr. Rolf Schweiger, Baar as                      ISSUER          YES          FOR               FOR
 a New Member of the Board of Director

PROPOSAL #4.2.2: Re-elect Dr. Oec. HSG Klaus W.                            ISSUER          YES          FOR               FOR
Wellershoff, Zurich as a New Member of the Board of
Director

PROPOSAL #4.3: Appoint the Statutory Auditors for the                      ISSUER          YES          FOR               FOR
 FY 2009

PROPOSAL #5.1: Approve the reduction of the share                          ISSUER          YES          FOR               FOR
capital

PROPOSAL #5.2: Approve the reduction of the                                ISSUER          YES          FOR               FOR
participation capital

PROPOSAL #6.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCHNEIDER ELECTRIC SA, RUEIL MALMAISON
  TICKER:                N/A             CUSIP:     F86921107
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 3.45 per share

PROPOSAL #O.4: Approve the Auditors special report                         ISSUER          YES          FOR               FOR
regarding related party transactions

PROPOSAL #O.5: Approve the transaction with Mr. Jean                       ISSUER          YES        AGAINST           AGAINST
Pascal Tricoire regarding Pension Scheme and
Severance Payment

PROPOSAL #O.6: Grant authority to repurchase of up to                      ISSUER          YES          FOR               FOR
 10% of issued share capital

PROPOSAL #O.7: Ratify the Change of Registered Office                      ISSUER          YES          FOR               FOR
 to 35, Rue Joseph Monier, 92500 Rueil Malmaison and
amend Article 5 of Bylaws accordingly

PROPOSAL #E.8: Approve to update the corporate                             ISSUER          YES          FOR               FOR
purpose and amend Article 2 of Bylaws accordingly

PROPOSAL #E.9: Approve the share ownership disclosure                      ISSUER          YES          FOR               FOR
 threshold

PROPOSAL #E.10: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity linked securities with preemptive
rights up to aggregate nominal amount of EUR 800
million

PROPOSAL #E.11: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity linked securities without preemptive
 rights up to aggregate nominal amount of EUR 360
million

PROPOSAL #E.12: Authorize the Board to increase the                        ISSUER          YES          FOR               FOR
capital in the event of additional demand related to
delegation submitted to shareholder vote above

PROPOSAL #E.13: Grant authority to increase the                            ISSUER          YES          FOR               FOR
capital for future exchange offers

PROPOSAL #E.14: Grant authority up to 3% of issued                         ISSUER          YES        AGAINST           AGAINST
capital for use in Stock Option Plan

PROPOSAL #E.15: Grant authority up to 1% of issued                         ISSUER          YES        AGAINST           AGAINST
capital for use in Restricted Stock Plan

PROPOSAL #E.16: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.17: Approve the Stock Purchase Plan                            ISSUER          YES          FOR               FOR
reserved for International Employees

PROPOSAL #E.18: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.19: Grant authority for the filing of                          ISSUER          YES          FOR               FOR
required documents/other formalities

PROPOSAL #A.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Approve the limit of remuneration of the
Supervisory Board Members at the aggregate amount of
EUR 600,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCHRODERS PLC, LONDON
  TICKER:                N/A             CUSIP:     G7860B102
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors report and the                         ISSUER          YES          FOR               FOR
accounts of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve a final dividend of 21.0 pence                       ISSUER          YES          FOR               FOR
per share on the ordinary shares and on the non-
voting ordinary shares as recommended by the
Directors be declared payable on 30 APR 2009 to
shareholders on the register on 20 FEB 2009

PROPOSAL #3.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008

PROPOSAL #4.: Elect Lord Howard of Penrith as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 79

PROPOSAL #5.: Elect Mr. Phillip Mallinckrodt as a                          ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 79

PROPOSAL #6.: Re-elect Mr. Luc Bertrand  as a                              ISSUER          YES        AGAINST           AGAINST
Director a Director of the Company, who retires in
accordance with Article 80

PROPOSAL #7.: Re-elect Mr. Alan Brown as a Director a                      ISSUER          YES          FOR               FOR
 Director of the Company, who retires in accordance
with Article 80

PROPOSAL #8.: Re-elect Mr. Kevin Parry as a Director                       ISSUER          YES          FOR               FOR
a Director of the Company, who retires in accordance
with Article 80

PROPOSAL #9.: Re-elect Mr. Bruno Schroder as a                             ISSUER          YES          FOR               FOR
Director a Director of the Company, who retires
having served more than 9 years as a Director

PROPOSAL #10.: Re-elect Sir Peter Job as a Director a                      ISSUER          YES          FOR               FOR
 Director of the Company, who retires having served
more than 9 years as a Director

PROPOSAL #11.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company to hold office from
the conclusion of this meeting until the conclusion
of next general meeting at which accounts are laid
before the Company in accordance with Section 437 of
the Companies Act 2006

PROPOSAL #12.: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of PricewaterhouseCoopers LLP as the
Auditors of the Company

PROPOSAL #13.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, to allot relevant securities up to an
aggregate nominal amount of GBP 5,000,000; [Authority
 expires whichever is earlier at the conclusion of
the AGM of the Company after passing this resolution
or 01 MAY 2010]; and the Directors may allot relevant
 securities in pursuance of such an offer or
agreement as if the authority conferred has not
expired for the purposes of this authority the
expression relevant securities shall mean relevant
securities as defined in Section 80 of the Companies
Act 1985 but shall not in any circumstances include

PROPOSAL #S.14: Grant authority for the purchase own                       ISSUER          YES          FOR               FOR
shares

PROPOSAL #S.15: Notice of general meetings                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCHWEIZERISCHE RUECKVERSICHERUNGS-GESELLSCHAFT  AG
  TICKER:                N/A             CUSIP:     H84046137
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
accounts and accounts of the Group for the business
year 2008

PROPOSAL #2.: Approve the appropriation balance result                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #4.1: Approve to increase the creation of                         ISSUER          YES          FOR               FOR
conditional share capital

PROPOSAL #4.2: Approve to increase the creation of                         ISSUER          YES          FOR               FOR
authorized share capital

PROPOSAL #5.1.1: Re-elect Mr. Jakob Baer as a Board                        ISSUER          YES          FOR               FOR
of Director

PROPOSAL #5.1.2: Re-elect Mr. John R. Coomber as a                         ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #5.1.3: Approve the alternative election of                       ISSUER          YES        AGAINST           AGAINST
a new Member

PROPOSAL #5.2: Re-elect the Auditors                                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCOTTISH AND SOUTHERN ENERGY PLC, PERTH
  TICKER:                N/A             CUSIP:     G7885V109
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Colin Hood                                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Ian Marchant                                    ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Rene Medori                                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Sir. Robert Smith                                   ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the Auditor                     ISSUER          YES          FOR               FOR

PROPOSAL #9.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Auditors remuneration

PROPOSAL #10.: Grant authority to allotment of shares                      ISSUER          YES          FOR               FOR

PROPOSAL #S.11: Approve to dissaply pre-emption rights                     ISSUER          YES          FOR               FOR

PROPOSAL #S.12: Authorize the Company to purchase its                      ISSUER          YES          FOR               FOR
 own ordinary shares

PROPOSAL #S.13: Adopt new Articles of Association                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SCOTTISH MORTGAGE INVESTMENT TRUST PLC, EDINBURGH
  TICKER:                N/A             CUSIP:     G79211101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the accounts of the                        ISSUER          YES          FOR               FOR
Company for the year to 31 MAR 2009 with the reports
of the Directors and the Independent Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the year to 31 MAR 2009

PROPOSAL #3.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect Professor J.A. Kay as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Ms. F.C. McBain as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Sir Donald MacKay as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Lord Strathclyde as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint KPMG Audit Plc as an                              ISSUER          YES          FOR               FOR
Independent Auditors

PROPOSAL #9.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Independent Auditors

PROPOSAL #S.10: Authorize the Company, in                                  ISSUER          YES          FOR               FOR
substitution for any existing authority under Section
 166 pf the Companies Act 1985 [the Act], in
accordance with section 166 of the Act, to make
market purchases [within the meaning of Section
163[3] of the Act] of ordinary shares of 25 each in
the capital of the Company [either for retention as
treasury shares for future sole or cancellation
[Shares], provided that: a] the maximum aggregate
number of Shares hereby authorized to be purchased
shall be 14.99% of the issues ordinary share capital
on the dote on which this resolution is passed; b]
the minimum price which may be for a Share shall be
25p [exclusive of expenses]; c] the maximum price
[exclusive of expenses] which may be paid for a Share
 shall be on amount equal to the higher of: a) 105%
of the average of the middle market quotations [as
derived from the Daily Official List of the London
Stock Exchange] for the Shares for the 5 business
days immediately preceding the date of purchase; and
b) the higher of the price of the last independent
trade and the high current independent bid as
stipulated by Article 5[1] of Commission Regulation
[EC] 22 DEC 2003 implementing the Market Abuse
Directive as regards exemptions for buy-back
programmes and stabilization of financial instruments
 [No. 2273/2003]; and [Authority expire at the
conclusion of the AGM of the Company to be held in
2010]; and the Company may, prior to the expiry of
such authority, enter into a Contract or Contracts to
 purchase Shares under such authority which will or
might be completed or executed wholly or partly after
 the expiration of such authority and may make a
purchase of Shares pursuant to any such Contract or

PROPOSAL #S.11: Authorize the Directors of the                             ISSUER          YES          FOR               FOR
Company, pursuant to Section 95 of the Companies Act
1985 [the Act], to sell relevant shares [as specified
 in Sections 94[2] to 94[3A] and Section 94[5] of the
 Act] in the Company if, immediately before the sale,
 such shares are held by the Company as treasury
shares [as specified in Section l 2A[3] of the Act]
[treasury shares] for cash [as specified in Section
162D[2] of the Act] as if subsection [1] of Section
89 of the Act did not apply to any such sale,
provided that this power shall be limited to: a] the
sale of treasury shares in connection with a rights
issue in favor of the holders of ordinary shores of
25 each in the Company [Shares] where the equity
securities respectively attributable to the interests
 of all such shareholders ore proportionate [as
nearly as may be practicable] to the respective
number of Shares held [or deemed or notionally held]
by them but subject to such exclusions or other
arrangements as the Directors deem necessary or
expedient in relation to fractional entitlements or
to deal with problems under the laws, or requirements
 of, any regulatory body or Stock Exchange in any
territory; and b] the sale of treasury shares of up
to an aggregate nominal value of GBP 6,797,872 being
10% of the Company's issued Share capital as at 13
MAY 2009; and [Authority expires at the conclusion of
 the next AGM of the Company to be held in 2010]; and
 the Directors of the Company may sell treasury
shares, in pursuance of such offer or agreement as if
 the power conferred hereby had not expired

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEADRILL LIMITED
  TICKER:                N/A             CUSIP:     G7945E105
  MEETING DATE:          9/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. John Fredriksen as a                            ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #2.: Re-elect Mr. Tor Olav Troim as a                             ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #3.: Re-elect Mr. Jan Tore Stromme as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Re-elect Ms. Kate Blankenship as a                           ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #5.: Re-elect Mr. Kjell E. Jacobsen as a                          ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #6.: Elect Ms. Kathrine Fredriksen as                             ISSUER          YES        AGAINST           AGAINST
Director of the Company to fill one of the two casual
 vacancies existing on the Board

PROPOSAL #7.: Appoint PricewaterhouseCoopers as the                        ISSUER          YES          FOR               FOR
Auditor and authorize the Directors to determine
their remuneration

PROPOSAL #8.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Company's Board of Directors of a total amount of
fees not to exceed USD 600,000.00 for the year ending
 31 DEC 2008

PROPOSAL #9.: Approve to reduce the share premium                          ISSUER          YES          FOR               FOR
account of the Company from USD 1,955,452,000 to nil,
 and to credit the amount resulting from the
reduction to the Company's contributed surplus
account with immediate effect

PROPOSAL #10.: Transact other such business                                ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SECOM CO.,LTD.
  TICKER:                N/A             CUSIP:     J69972107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SECURITAS AB
  TICKER:                N/A             CUSIP:     W7912C118
  MEETING DATE:          12/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Melker Schorling, Chairman of                      ISSUER          YES          FOR               FOR
 the Board, as the Chairman of the EGM

PROPOSAL #3.: Approve the voting list                                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the agenda                                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect 1 or 2 person[s] to approve the                        ISSUER          YES          FOR               FOR
minutes

PROPOSAL #6.: Approve to determine the compliance                          ISSUER          YES          FOR               FOR
with the rules of convocation

PROPOSAL #7.: Approve a dividend to the effect that                        ISSUER          YES          FOR               FOR
all shares in the wholly-owned subsidiary Loomis AB
[Loomis] are distributed to the shareholders, whereby
 5 shares of class A in Securitas AB shall entail a
right to 1 share of class A in Loomis and 5 shares of
 class B in Securitas AB shall entail a right to 1
share of class B in Loomis. If the shareholding in
Securitas AB should not be a multiple of 5, parts of
a share will be received. Such parts of shares in
Loomis will be consolidated into whole shares which
thereafter will be sold on the NASDAQ OMX Stockholm
through SEB, proceeds, without deduction of
commissions, will be paid by VPC; Based on book value
 as of 31 DEC 2007, the dividend amounts to SEK
4,965,441,573 in total, the record date for
entitlement to receive share dividend is 08 DEC 2008

PROPOSAL #8.: Closing of the Meeting                                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SECURITAS AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W7912C118
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Melker Schorling as a                              ISSUER          YES          FOR               FOR
Chairman of the meeting

PROPOSAL #3.: Approve the voting list                                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the agenda                                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect 1 or 2 person(s) to approve the                        ISSUER          YES          FOR               FOR
minutes

PROPOSAL #6.: Approve the determination of compliance                      ISSUER          YES          FOR               FOR
 with the rules of convocation

PROPOSAL #7.: Approve the President's report                               ISSUER          YES          FOR               FOR

PROPOSAL #8.a: Receive the annual report and the                           ISSUER          YES          FOR               FOR
Auditor's report and the consolidated financial
statements and the Group Auditor's Report

PROPOSAL #8.b: Approve the statement by the Auditor                        ISSUER          YES          FOR               FOR
on the compliance with the guidelines for
remuneration to Management applicable since the last

PROPOSAL #8.c: Approve the appropriation of the                            ISSUER          YES          FOR               FOR
Company's profit and the Board's motivated statement
thereon

PROPOSAL #9.a: Adopt the statement of income and the                       ISSUER          YES          FOR               FOR
balance sheet and the consolidated statement of
income and the consolidated balance sheet as per 31

PROPOSAL #9.b: Approve the dividend of SEK 2.90 per                        ISSUER          YES          FOR               FOR
share

PROPOSAL #9.c: Approve the record date for the                             ISSUER          YES          FOR               FOR
dividend as 12 MAY 2009

PROPOSAL #9.d: Grant discharge of the Board of                             ISSUER          YES          FOR               FOR
Directors and the President from liability for the FY
 2008

PROPOSAL #10.: Approve the number of Board Members to                      ISSUER          YES          FOR               FOR
 be 10 with no deputy Members

PROPOSAL #11.: Approve the fees to the Board Members                       ISSUER          YES          FOR               FOR
for the period up to and including the AGM 2010 shall
 amount to SEK 5,425,000 in total (including fees for
 committee work) to be distributed between the Board
Members as follows: the Deputy Chairman shall receive
 SEK 725,000 and each of the other Board members,
except the President, shall receive SEK 450,000 the
Chairman of the Audit Committee shall receive SEK
200,000, the Chairman of the Remuneration Committee
shall receive SEK 100,000, the Members of the Audit
Committee each SEK 100,000 and the Members of the
Remuneration Committee each SEK 50,000 and the
Auditor's fees are proposed to be paid as per

PROPOSAL #12.: Re-elect Messrs. Fredrik Cappelen,                          ISSUER          YES        AGAINST           AGAINST
Carl Douglas, Marie Ehrling, Annika Falkengren,
Stuart E. Graham, Alf Goransson, Berthold Lindqvist,
Fredrik Palmstierna, Melker Schorling and Sofia
Schorling-Hogberg as the Board Members for the period
 up to and including the AGM 2010, with Mr. Melker
Schorling as the Chairman of the Board

PROPOSAL #13.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS PROPOSAL: Re-elect Messrs. Gustaf
Douglas (Investment AB Latour, etc.), Marianne
Nilsson (Swedbank Robur), Mats Tuner (SEB Fonder) and
 Mikael Ekdahl (Melker Schorling AB) as the Board
Members and elect Mr. Magnus Landare (Alecta) as the

PROPOSAL #14.: Approve the guidelines for                                  ISSUER          YES          FOR               FOR
remuneration of the Management as specified

PROPOSAL #15.: Amend the second paragraph of Section                       ISSUER          YES          FOR               FOR
7 in the Articles of Association as specified

PROPOSAL #16.: Amend Section 7 in the Articles of                          ISSUER          YES          FOR               FOR
Association, conditioned upon the enactment of new
legislation as specified

PROPOSAL #17.: Closing of the meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEGA SAMMY HOLDINGS INC.
  TICKER:                N/A             CUSIP:     J7028D104
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Retirement Allowance for                             ISSUER          YES          FOR               FOR
Retiring Corporate Auditors, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEGRO PLC (REIT), SLOUGH
  TICKER:                N/A             CUSIP:     G80277117
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve to sub-divide and reclassify                        ISSUER          YES          FOR               FOR
the share capital of the Company

PROPOSAL #2.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company

PROPOSAL #3.: Authorize the Directors to allot                             ISSUER          YES          FOR               FOR
ordinary shares in the capital of the Company

PROPOSAL #S.4: Approve to disapply pre-emption rights                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEGRO PLC (REIT), SLOUGH
  TICKER:                N/A             CUSIP:     G80277117
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements for                         ISSUER          YES        AGAINST           AGAINST
the YE 31 DEC 2008 and the reports of the Directors
and Auditors thereon

PROPOSAL #2.: Declare a final dividend of 5.4 pence                        ISSUER          YES          FOR               FOR
[to be paid as a property income distribution] per
ordinary share, recommended by the Directors in
respect of the YE 31 DEC 2008, payable on 06 MAY 2009
 to holders of ordinary shares registered at the
close of business on 03 APR 2009

PROPOSAL #3.: Approve the remuneration report for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008

PROPOSAL #4.: Elect Ms. Ines Reinmann as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Ian Sutcliffe as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Nigel Rich                                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Andrew Palmer                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #8.: Re-elect Mr. Christopher Peacock                             ISSUER          YES        AGAINST           AGAINST

PROPOSAL #9.: Re-appoint Deloitte LLP as the                               ISSUER          YES        AGAINST           AGAINST
Company's Auditors to hold office until the
conclusion of the next general meeting at which
financial statements are laid before the Company

PROPOSAL #10.: Authorize the Directors to determine                        ISSUER          YES        AGAINST           AGAINST
the remuneration of the Auditors

PROPOSAL #11.: Authorize the Company in accordance                         ISSUER          YES          FOR               FOR
with the Companies Act 2006 [the 2006 Act], the
Company and all the Companies that are subsidiaries
of the Company at the time at which this resolution
is passed, or at any time during the period for which
 this resolution has effect are authorized to (i)
make political donations to political parties or
independent election candidates, as defined in the
2006 Act, not exceeding GBP 20,000 in total; (ii)
make political donations to political organizations
other than political parties, as specified in the
2006 Act, not exceeding GBP 20,000 in total; and
(iii) incur political expenditure as defined in the
2006 Act, not exceeding GBP 20,000 in total, during
the period beginning with the date of the passing of
this resolution and ending on 30 MAY 2010 or, if
earlier, at the conclusion of the day on which the
AGM of the Company is to be held in 2010, in any even
 the aggregate amount of political donations and
political expenditure made or incurred by the Company
 and its subsidiaries pursuant to this resolution
shall not exceed GBP 40,000

PROPOSAL #S.12: Authorize the Directors by Article                         ISSUER          YES          FOR               FOR
10(a) of the Company's Articles of Association be
renewed for a period ending on the date of the
Company's next AGM or, if earlier, on 29 JUL 2010
[unless previously renewed, varied or revoked] and
for that period, the Section 80 Amount is GBP

PROPOSAL #S.13: Authorize the Directors, in addition                       ISSUER          YES          FOR               FOR
and without prejudice to the authority renewed in
Resolution 12 above, to exercise an powers of the
Company to allot equity securities [as specified in
the Companies Act 1985 [the 1985 Act] in connection
with a rights issue [as specified in the Listing
Rules of the United Kingdom Listing Authority] by the
 Company of ordinary shares up to an aggregate
nominal amount of GBP 18,924,571 [Authority expires
the earlier of the conclusion of the next AGM of the
Company or 29 APR 2010]; and the Directors may allot
equity securities after the expiry of this authority
in pursuance of such an offer or agreement made prior
 to such expiry

PROPOSAL #S.14: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 12, the authority conferred
 on the Directors by Article 10(b) of the Articles of
 Association of the Company shall be renewed for a
period commencing on the date hereof and expiring at
the next AGM of the Company or, if earlier on 29 JUL
2010 [unless previously renewed, varied or revoked],
and for the purposes of Article 10(b) of the Articles
 of Association of the Company, the Section 89 Amount
 shall be GBP 2,838,685

PROPOSAL #S.15: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 13 above, the Directors be
and are hereby empowered to allot equity securities
[as specified in the 1985 Act) for cash pursuant to
the authority conferred by Resolution 13 above
provided that this power shall expire on the earlier
of 29 APR 2010 or the date of the Company's next AGM

PROPOSAL #S.16: Authorize the Company be and is                            ISSUER          YES          FOR               FOR
hereby generally and unconditionally authorized for
the purposes of Section 166 of the 1985 Act to make
market purchases of ordinary shares of 1p each in the
 capital of the Company provided that a) the maximum
aggregate number of ordinary shares which may be
purchased pursuant to this authority is GBP
5,677,371; b) the minimum price which may be paid for
 each ordinary share [exclusive of expenses] is 1p;
c)the maximum price which may be paid for each on
share [exclusive of exp must not be more than 105% of
 the average of the middle market quotation for an
ordinary share as derived from the London Stock
Exchange Daily Official List for the 5 business days
immediate preceding the day on which such ordinary
share is contracted to be purchased; [Authority shall
 expire [unless previously renewed, varied or
revoked] at the conclusion of the next AGM of the
Company or on 29 JUL 2010]; and e) before this
authority expires, the Company may make a contract to
 purchase its or shares under this authority which
would or might involve the Company purchasing its own

PROPOSAL #S.17: Approve, that a general meeting other                      ISSUER          YES          FOR               FOR
 than an AGM may be called on not less than 14 dear
days' notice

PROPOSAL #S.18: Approve, that the terms of the                             ISSUER          YES          FOR               FOR
Transfer Deed for the acquisition of 436,720,892
deferred shares of 26 1/12 pence each in the capital
of the Company [the Deferred Shares] between the
Company and all holders of Deferred Shares for no
value as set out in the draft contract produced to
the meeting and initialed by the Chairman of the
meeting for the purposes identification [the Transfer
 Deed], and authorize the Company, to enter into the
Transfer Deed, the authority granted by this
resolution will expire on 29 SEP 2010

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEIKO EPSON CORPORATION
  TICKER:                N/A             CUSIP:     J7030F105
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEINO HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J70316138
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Expand
Business Lines, Allow Use of Treasury Shares for Odd-
Lot Purchases

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEKISUI CHEMICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J70703137
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEKISUI HOUSE,LTD.
  TICKER:                N/A             CUSIP:     J70746136
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP INDS LTD
  TICKER:                N/A             CUSIP:     Y79711159
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and audited accounts for the YE 31 DEC 2008 and the
Auditors report thereon

PROPOSAL #2.: Declare a final ordinary tax exempt 1-                       ISSUER          YES          FOR               FOR
tier dividend of 11 cents per ordinary share for the
YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Peter Seah Lim Huat as a                        ISSUER          YES          FOR               FOR
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Lee Suet Fern as                                ISSUER          YES          FOR               FOR
[Independent member of Audit Committee] as a
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Bobby Chin Yoke Choong                          ISSUER          YES          FOR               FOR
[Independent member of Audit Committee], as a
Director retiring pursuant to Article 99 of the
Companys' Articles of Association

PROPOSAL #6.: Re-appoint Mr. Richard Hale, OBE                             ISSUER          YES          FOR               FOR
[Independent Chairman of Audit Committee], as a
Director retiring under section 153(6) of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM

PROPOSAL #7.: Approve the Directors Fees of SGD                            ISSUER          YES          FOR               FOR
801,250 for the YE 31 DEC 2008

PROPOSAL #8.: Re-appoint KPMG LLP as Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #9.: Authorize the Directors to: i) issue                         ISSUER          YES          FOR               FOR
shares in the capital of the Company [shares] whether
 by way of rights, bonus or otherwise; and / or ii)
make or grant offers, agreements or options
[collectively, 'Instruments] that might or would
require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may, in their
absolute discretion, deem fit; and b)
[notwithstanding the authority conferred by this
resolution may have ceased to be in force] issue
shares in pursuance of any Instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: the aggregate number of shares to be
issued pursuant to this resolution [including shares
to be issued in pursuance of Instruments made or
granted pursuant to this resolution]: A) by way of
renounce able rights issues on a pro rata basis to
shareholders of the Company [Renounce able Rights
Issues] shall not exceed 100% of the total number of
issued shares in the capital of the Company excluding
 treasury shares [as calculated in accordance with
paragraph (3) below]; and B) otherwise than by way of
 Renounce able Rights Issues [Other Share Issues]
shall not exceed 50% of the total number of issued
shares in the capital of the Company excluding
treasury shares [as calculated in accordance with
paragraph (3) below], of which the aggregate number
of shares to be issued other than on a pro rata basis
 to shareholders of the Company shall not exceed 10%
of the total number of issued shares in the capital
of the Company excluding treasury shares [as
calculated in accordance with paragraph (3) below];
the Renounce able Rights Issues and other share
issues shall not, in aggregate, exceed 100% of the
total number of issued shares in the capital of the
Company excluding treasury shares [as calculated in
accordance with paragraph (3) below]; [subject to
such manner of calculation as may be prescribed by
the Singapore Exchange Securities Trading Limited
[SGX-ST]] for the purpose of determining the
aggregate number of shares that may be issued under
paragraphs(1)(A) and (1)(B) above, the percentage of
issued shares shall be based on the total number of
issued shares in the capital of the Company
[excluding treasury shares] at the time this
resolution is passed, after adjusting for:- i) new
shares arising from the conversion or exercise of any
 convertible securities or share options or vesting
of share awards which are outstanding or subsisting
at the time this Resolution is passed; and ii) any
subsequent bonus issue or consolidation or
subdivision of shares; in exercising the authority
conferred by this Resolution, the Company shall
comply with the provisions of the Listing Manual of
the SGX-ST for the time being in force [unless such

PROPOSAL #10.: Authorize the Directors to: a) grant                        ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the
Sembcorp Industries Performance Share Plan [the
'Performance Share Plan'] and/or the Sembcorp
Industries Restricted Stock Plan [the 'Restricted
Stock Plan'] [the Performance Share Plan and the
Restricted Stock Plan, together the 'Share Plans'];
and b) allot and issue from time to time such number
of ordinary shares in the capital of the Company as
may be required to be issued pursuant to the exercise
 of options under the Sembcorp Industries Share
Option Plan and / or the vesting of awards granted
under the Share Plans, provided that: i) the
aggregate number of new ordinary shares to be issued
pursuant to the exercise of options granted under the
 Sembcorp Industries Share Option Plan and the
vesting of awards granted or to be granted under the
Share Plans shall not exceed 15% of the total number
of issued shares in the capital of the Company
[excluding treasury shares] from time to time; and
ii) the aggregate number of new ordinary shares under
 awards to be granted pursuant to the Share Plans
during the period commencing from the date of this
AGM of the Company and ending on the date of the next
 AGM of the Company or the date by which the next AGM
 of the Company is required by law to be held,
whichever is the earlier, shall not exceed 2% of the
total number of issued shares in the capital of the
Company [excluding treasury shares] from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP INDS LTD
  TICKER:                N/A             CUSIP:     Y79711159
  MEETING DATE:          4/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, for the purposes                      ISSUER          YES          FOR               FOR
 of Chapter 9 of the Listing Manual [Chapter 9] of
the Singapore Exchange Securities Trading Limited
[the SGX-ST], and its subsidiaries and associated
companies that are entities at risk [as that term is
used in Chapter 9], or any of them, to enter into any
 of the transactions falling within the types of
interested person transactions as specified with any
party who is of the class of interested persons as
specified, provided that such transactions are made
on normal commercial terms and in accordance with the
 review procedures for such interested person
transactions; [Authority expires until the conclusion
 of the next AGM of the Company]; and authorize the
Directors of the Company to complete and do all such
acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary or in the interests of the
Company to give effect to the IPT Mandate and/or this

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
Shares] not exceeding in aggregate the Maximum Limit
[as specified], at such price or prices as may be
determined by the Directors from time to time up to
the Maximum Price [as specified], whether by way of:
[a] market purchase[s] on the SGX-ST; and/or [b] off-
market purchase[s] [if effected otherwise than on the
 SGX-ST] in accordance with any equal access
scheme[s] as may be determined or formulated by the
Directors as they consider fit, which scheme[s] shall
 satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all
other laws and regulations and rules of the SGX-ST as
 may for the time being be applicable, [the Share
Purchase Mandate]; [Authority expires the earlier of
the date on which the next AGM of the Company is held
 or the date by which the next AGM of the Company is
required by law to be held]; and to complete and do
all such acts and things [including executing such
documents as may be required] as they and/or he may
consider expedient or necessary to give effect to the
 transactions contemplated and/or authorized by this
Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP MARINE LTD
  TICKER:                N/A             CUSIP:     Y8231K102
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of Chapter 9                       ISSUER          YES          FOR               FOR
of the Listing Manual [Chapter 9] of the SGX-ST, for
the Company, its subsidiaries and associated
Companies that are entities at risk [as that term is
used in Chapter 9], or any of them, to enter into any
 of the transactions falling within the types of
interested person transactions as specified; and
authorize the Directors of the Company to complete
and do all such acts and things [including executing
all such documents as may be required] as they may
consider expedient or necessary or in the interests
of the Company to give effect to the IPT Mandate
and/or this resolution; [Authority expires until the
conclusion of the next AGM of the Company]; to
complete and do all such acts and things [including
executing all such documents as may be required] as
they may consider expedient or necessary or in the
interests of the Company to give effect to the IPT
Mandate and/or this resolution

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares
each fully paid in the capital of the Company
[Shares] not exceeding in aggregate the maximum limit
 [the number of issued shares representing 10% of the
 total number of issued shares as at the date of the
passing of this resolution excluding any shares which
 are held as treasury shares as at that date] at such
 price or prices as may be determined by the
Directors from time to time up to the maximum price
[in relation to a share to be purchased or acquired,
means the purchase price (excluding brokerage,
commission, applicable goods and services tax and
other related expenses) which shall not exceed: in
the case of a market purchase of a share, 105% of the
 average closing price of the share; and in the case
of an off-market purchase of a share pursuant to an
equal access scheme, 110% of the average closing
price of the shares] whether by way of: market
purchase[s] on the SGX-ST and/or any other securities
 exchange on which the Shares may for the time being
be listed and quoted [Other Exchange]; and/or off-
market purchase[s] [if effected otherwise than on the
 SGX-ST or, as the case may be, the Other Exchange]
in accordance with any equal access scheme[s] as may
be determined or formulated by the Directors as they
consider fit, which scheme[s] shall satisfy all the
conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws and
regulations and rules of the SGX-ST as may for the
time being be applicable, unconditionally [authority
expires the earlier of the next AGM of the Company or
 the date by which the next AGM of the Company is
required by law to be held]; to complete and do all
such acts and things [including executing such
documents as may be required] as they and/or he may
consider expedient or necessary to give effect to the
 transactions contemplated and/or authorized by this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMBCORP MARINE LTD
  TICKER:                N/A             CUSIP:     Y8231K102
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited accounts for the YE 31 DEC 2008 and
the Auditors report thereon

PROPOSAL #2.: Declare a final 1-tier tax exempt                            ISSUER          YES          FOR               FOR
dividend of 6 cents per ordinary share for the YE 31
DEC 2008

PROPOSAL #3.: Re-elect Mr. Goh Geok Ling as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 91 of the Company's Article of Association

PROPOSAL #4.: Re-elect Mr. Tan Pheng Hock as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 91 of the Company's Article of Association

PROPOSAL #5.: Re-elect Mr. Ajaib Haridass as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 91 of the Company's Article of Association

PROPOSAL #6.: Re-elect Mr. Lim Ah Doo [Independent,                        ISSUER          YES          FOR               FOR
Chairman of Audit Committee] who will cease to hold
office pursuant to Article 97 of the Company's
Articles of Association

PROPOSAL #7.: Re-appoint Mr. Tan Kwi Kin as a                              ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold the date of this
AGM until the next AGM

PROPOSAL #8.: Re-appoint Mr. Richard Hale, OBE as a                        ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold the date of this
AGM until the next AGM

PROPOSAL #9.: Approve the sum of SGD 1,066,649 as the                      ISSUER          YES          FOR               FOR
 Directors' fees for the YE 31 DEC 2008

PROPOSAL #10.: Re-appoint KPMG LLP as the Auditors of                      ISSUER          YES          FOR               FOR
 the Company and authorize the Directors to fix their
 remuneration

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to: a) i) issue shares in the capital of the Company
 [shares] whether by way of rights, bonus or
otherwise; and/or ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrant, debentures or
 other instruments convertible into shares, at any
time and upon such terms and conditions and for such
purposes and to such purposes and to such persons as
the Directors may in their absolute discretion deem
fit; and b) [notwithstanding the authority conferred
by this Resolution may have ceased to be in force]
issue shares in pursuance of any instrument made or
granted by the Directors while this Resolution was in
 force, provided that: 1) the aggregate number of
shares to be issued pursuant to this Resolution
[including shares to be issued in pursuance of
instruments made or granted pursuant to this
Resolution]: A) by way of renounceable rights issues
on a pro rata basis to shareholders of the Company
[Renounceable Rights Issues] shall not exceed 100% of
 the total number of issued shares in the capital of
the Company excluding treasury shares[as calculated
in accordance with Paragraph (3) below]; and B)
otherwise that by way of Renounceable Rights Issues
[Other Shares Issues] shall not exceed 50% of the
total number of issued shares in the capital of the
Company excluding treasury shares[as calculated in
accordance with Paragraph (3) below], of which the
aggregate number of shares to be issued other than on
 a pro rata basis to shareholders of the Company
shall not exceed 10% of the total number of issued
shares in the capital of the Company excluding
treasure shares [as calculated in accordance with
Paragraph (3) below]; 2) the Renounceable Rights
Issues and Other Shares Issues shall not, in
aggregate, exceed 100% of the total number of issued
shares in the capital of the Company excluding
treasury shares [as calculated in accordance with
Paragraph (3) below]; 3) [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST] for the
purpose of determining the aggregate number of shares
 that may be issued under Paragraph (1)(A) and (1)(B)
 above, the percentage of issued shares shall be
based on the total number of issued shares in the
capital of the Company [excluding treasury shares] at
 the time this Resolution is passed, after adjusting
for: i) new shares arising from the conversion or
exercise of any convertible Securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this Resolution
 is passed; and ii) any subsequent bonus issue or
consolidation or subdivision of shares; 4) in
exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for

PROPOSAL #12.: Authorize the Directors to: a) grant                        ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the
Sembcorp Marine Performance Share Plan [the
Performance Share Plans] [the Performance Share Plan
and the Restricted Stock Plan, together the Share
Planes]; and b) allot and issue from time to time
such number of ordinary shares in the capital of the
Company as may be required to be issued pursuant to
the exercise of options granted under the Sembcorp
Marine Share Option Plan and/or the vesting of awards
 granted under Share Plane, provided that: i) the
aggregate numbers of new ordinary shares to be issued
 pursuant to the exercise of options granted under
the Sembcorp Marine Share Option Plan and the vesting
 of awards granted or to be granted under the Share
Plans shall not exceed 15% of the total number of
issued shares in the capital of the Company
[excluding treasury shares] from time to time; and
ii) the aggregate number of new ordinary shares under
 awards to be granted pursuant to the Share Plans
shall not exceed 2% of the total number of issued
shares in the capital of the Company [excluding
treasury shares] from time to time; [Authority
expires the earlier of the date of this AGM of the
Company and ending on the date of the next AGM of the
 Company other date by which the next AGM of the
Company is required by law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMICONDUCTOR MFG INTL CORP
  TICKER:                N/A             CUSIP:     G8020E101
  MEETING DATE:          2/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company to allot, issue, grant, distribute and
otherwise deal with additional shares and make issue
or grant offers, Agreements, options, Warrants and
other securities during and after the end of the
relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the
Company and the aggregate nominal amount of share
capital of the Company purchased by the Company
subsequent to the passing of this resolution [up to a
 maximum equivalent to 10% of the aggregate nominal
amount of the share capital of the Company in issue
as at the date of passing this resolution, otherwise
than pursuant to: i) a rights issue; or ii) the
exercise of any share option scheme or similar
arrangement for the time being adopted for the grant
or issue to the Directors, and/or Officers and/or
Employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares,
including without limitation pursuant to the
Company's 2004 Stock Option Plan, 2004 Employee Stock
 Purchase Plan and the 2004 Equity Incentive Plan; or
 iii) the exercise of the rights of subscription or
conversion under the terms of any warrant issued by
the Company or any securities which are convertible
into shares; or iv) any scrip dividend or similar
arrangement providing for the allotment of shares of
the Company in lieu of the whole or part of the
dividend on the shares pursuant to the Articles of
Association of the Company from time to time; and
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the

PROPOSAL #2.: Approve, conditional on the passing of                       ISSUER          YES        AGAINST           AGAINST
Resolution 1, the exercise by the Board of Directors
of the powers referred to in Resolution 1 in respect
of the share capital of the Company referred to in
Resolution 1; and [Authority expires the earlier of
the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or by law to be held]

PROPOSAL #3.: Approve, the Strategic Cooperation                           ISSUER          YES          FOR               FOR
Agreement [as specified], a copy of which is tabled
at the meeting and marked 'A' and initialled by the
Chairman of the meeting for identification purpose,
and the transactions contemplated thereunder between
the Company and Datang Telecom Technology & Industry
Holdings Co., Ltd; the Proposed Chapter [as
specified] in relation to the Non-Exempt Continuing
Connected Transactions [as specified], being a
maximum aggregate value of USD 100,000,000 for the
period commencing on 24 DEC 2008 and ending on the
day on which the Company's next AGM; and authorize
any one Director of the Company for and on behalf of
the Company to execute all such other documents,
instruments and Agreements and to do all such acts or
 things deemed by him to be incidental to, or
ancillary to or in connection with the matters
contemplated in or relating to the Strategic
Cooperation Agreement [including the Proposed
Chapter] as he may consider necessary, desirable or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEMICONDUCTOR MFG INTL CORP
  TICKER:                N/A             CUSIP:     G8020E101
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors of the Company for the YE 31 DEC

PROPOSAL #2.a: Re-elect Mr. Jiang Shang Zhou as a                          ISSUER          YES          FOR               FOR
Class II Director of the Company

PROPOSAL #2.b: Re-elect Mr. Lip-Bu Tan as a Class II                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #2.c: Re-elect Mr. Chen Shanzhi as a Class                        ISSUER          YES          FOR               FOR
II Director of the Company

PROPOSAL #2.d: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix their remuneration

PROPOSAL #3.a: Re-elect Mr. Zhou Jie as a Class III                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #3.b: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix his remuneration

PROPOSAL #4.a: Re-elect Mr. Edward S. Yang as a Class                      ISSUER          YES          FOR               FOR
 I Director of the Company

PROPOSAL #4.b: Elect Mr. Gao Yonggang as a Class I                         ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.c: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix their remuneration

PROPOSAL #5.: Authorize the Board of Directors,                            ISSUER          YES        AGAINST           AGAINST
subject to this resolution, to allot, issue, grant,
distribute and otherwise deal with additional shares
and to make, issue or grant offers, agreements,
options, warrants and other securities which will or
might require shares to be allotted, issued, granted,
 distributed or otherwise dealt with during or after
the end of the relevant period; the aggregate nominal
 amount of share capital allotted, issued, granted,
distributed or otherwise dealt with or agreed
conditionally or unconditionally to be allotted,
issued, granted, distributed or otherwise dealt with
[whether pursuant to an option, conversion or
otherwise] by the Board of Directors, otherwise than
pursuant to: (i) a Rights Issue; or (ii) any option
scheme or similar arrangement for the time being
adopted for the grant or issue to the Directors
and/or Officers and/or Employees of the Company
and/or any of its subsidiaries of shares or rights to
 acquire shares, including without limitation
pursuant to the Company's 2004 Stock Option Plan,
2004 Employee Stock Purchase Plan and the 2004 Equity
 Incentive Plan; or (iii) the exercise of rights of
subscription or conversion under the terms of any
warrant issued by the Company or any securities which
 are convertible into shares; or (iv) any scrip
dividend or similar arrangement providing for the
allotment of Shares in lieu of the whole or part of a
 dividend on shares pursuant to the Articles of
Association of the Company from time to time, shall
not exceed the aggregate of: (a) 20% of the aggregate
 nominal amount of the share capital of the Company
in issue as at the date of passing this Resolution 5
[the Issue Mandate Limit]; and b) [if the Board of
Directors is so authorized by a separate resolution
of the shareholders of the Company] the aggregate
nominal amount of share capital of the Company
purchased by the Company subsequent to the passing of
 this Resolution 5 [up to a maximum equivalent to 10%
 of the aggregate nominal amount of the share capital
 of the Company in issue as at the date of passing
this resolution] and the said approval shall be
limited accordingly; for the purposes of calculating
the number of shares that may be issued under the
Issue Mandate Limit, the number of new Shares
allotted and issued upon the exercise of any right to
 subscribe or purchase shares attached to any shares
[Convertible Shares] issued pursuant to this
resolution shall, to the extent that the aggregate
nominal share capital of such new Shares to be issued
 is equal to the aggregate nominal share capital of
such Convertible shares and provided that such
Convertible shares are cancelled on or after the
issue of such new shares, be disregarded; [Authority
expires earlier at the conclusion of the next AGM of
the Company or the expiration of the period within
which the next AGM of the Company is required by the
Articles of Association of the Company or by law to

PROPOSAL #6.: Authorize the Board of Directors,                            ISSUER          YES          FOR               FOR
subject to this resolution, to purchase shares on The
 Stock Exchange of Hong Kong Limited [the Stock
Exchange] or any other Stock Exchange on which the
shares may be listed and which is recognized for this
 purpose by the Hong Kong Securities and Futures
Commission and the Stock Exchange, in accordance with
 all applicable laws, including the Hong Kong Code on
 Share Repurchases and the Rules Governing the
Listing of Securities on The Stock Exchange of Hong
Kong Limited [as amended from time to time]; the
aggregate nominal amount of shares which may be
purchased or agreed conditionally or unconditionally
to be purchased shall not exceed 10% of the aggregate
 nominal amount of the share capital of the Company
in issue as at the date of passing of this Resolution
 6, and the said approval shall be limited
accordingly; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or by law to be held]

PROPOSAL #7.: Approve, conditional on the passing of                       ISSUER          YES        AGAINST           AGAINST
Resolutions 5 and 6, the exercise by the Board of
Directors of the powers referred to in paragraph (A)
of Resolution 5 in respect of the share capital of
the Company referred to in sub-paragraph (b) of
paragraph (B) of Resolution 5

PROPOSAL #8.: Approve the maximum aggregate values of                      ISSUER          YES          FOR               FOR
 transactions under the Strategic Cooperation
Agreement, being USD 50,000,000 for the period
commencing on the day of the AGM and ending on 31 DEC
 2009 and USD 100,000,000 for the period commencing
on 01 JAN 2010 and ending on 23 DEC 2010 [together
the New Proposed Caps]; authorize any 1 Director or
duly authorized officer of the Company for and on
behalf of the Company to execute all such documents,
instruments and agreements and to do all such acts or
 things deemed by him to be incidental to, or
ancillary to or in connection with the matters
relating to the New Proposed Caps as he may consider
necessary, desirable or expedient as specified

PROPOSAL #9.: Approve, subject to the fulfillment of                       ISSUER          YES          FOR               FOR
the following conditions: i) the shareholders have
been asked individually by the Company to agree that
the Company may send or supply Corporate
Communications generally, or the Corporate
Communications in question, to them by means of the
Company's own website [the Request]; and ii) the
Company has not received a response indicating the
shareholders' objection to the request within a
period of 28 days beginning on the day on which the
request was sent, the Company may send or supply
Corporate Communications to its shareholders by
making them available on the Company's own website;
authorize any 1 Director or duly authorized Officer
of the Company for and on behalf of the Company to
execute all such documents, instruments and
agreements and to do all such acts or things deemed
by him to be incidental to, or ancillary to or in
connection with the matters relating to as specified

PROPOSAL #10.: Approve, subject to and conditional                         ISSUER          YES          FOR               FOR
upon the Listing Committee of the Stock Exchange
granting the listing of and permission to deal in,
such number of shares of the Company which may fall
to be allotted or issued pursuant to the exercise of
the options which may be granted under any of the 2
Option Plans, namely, the 2004 Stock Option Plan and
the 2004 Employee Stock Purchase Plan, both of which
were adopted by the Company by way of shareholders'
and Directors' resolutions on 16 FEB 2004 and 16 JAN
2004, respectively and took effect on 18 MAR 2004
[together the Option Plans], representing 5% of the
issued share capital of the Company as at the date on
 which this Resolution 10 is passed: (A) approve the
refreshing of the existing 10% mandate under the
option plans [Refreshed Scheme Mandate] provided that
 the total number of shares of the Company which may
be allotted and issued upon the exercise of all
options to be granted under the option plans of the
Company under the limit as refreshed hereby shall not
 exceed 5% of the total number of shares of the
Company as at the date on which this Resolution 10 is
 passed [options previously granted under the option
plans [including options outstanding, cancelled,
lapsed or exercised in accordance with the terms of
the option plans] shall not be counted for the
purpose of calculating the refreshed scheme mandate]
which shall take effect upon the Existing Scheme
Limit having been fully utilized; and authorize the
Directors of the Company or the Compensation
Committee of the Company [as the case may be
according to the terms of the relevant option plans]
to: i) grant options to subscribe for shares of the
Company within the refreshed scheme mandate in
accordance with the terms of the option plans and
(ii) allot, issue and deal with shares of the Company
 pursuant to the exercise of options granted under

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SES S.A., LUXEMBOURG
  TICKER:                N/A             CUSIP:     L8300G135
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the attendance list, quorum and                      ISSUER          NO           N/A               N/A
 adopt the agenda

PROPOSAL #2.: Approve the nomination of a Secretary                        ISSUER          NO           N/A               N/A
and of 2 scrutineers

PROPOSAL #3.: Approve the presentation by the                              ISSUER          NO           N/A               N/A
Chairman of the Board of the 2008 activities report

PROPOSAL #4.: Approve the presentation by the                              ISSUER          NO           N/A               N/A
President and the Chief Executive Officer on the main
 developments during 2008 and perspectives

PROPOSAL #5.: Approve the presentation by the Chief                        ISSUER          NO           N/A               N/A
Financial Officer, the Member of the Executive
Committee of the 2008 financial results

PROPOSAL #6.: Approve the presentation of the Audit                        ISSUER          NO           N/A               N/A
report

PROPOSAL #7.: Approve the balance sheet as of 31 DEC                       ISSUER          NO           N/A               N/A
2008 and of the 2008 profit and loss accounts

PROPOSAL #8.: Approve the allocation of 2008 profits                       ISSUER          NO           N/A               N/A

PROPOSAL #9.: Approve the transfers between reserve                        ISSUER          NO           N/A               N/A
accounts

PROPOSAL #10.: Grant discharge to the Members of the                       ISSUER          NO           N/A               N/A
Board of Directors

PROPOSAL #11.: Grant discharge to the Auditor                              ISSUER          NO           N/A               N/A

PROPOSAL #12.: Appoint the Auditors for the year 2009                      ISSUER          NO           N/A               N/A
 and approve to determine its remuneration

PROPOSAL #13.: Approve the resolution on Company                           ISSUER          NO           N/A               N/A
acquiring own FDRs and/or own A or B shares

PROPOSAL #14.: Approve the remuneration of the Board                       ISSUER          NO           N/A               N/A
Members

PROPOSAL #15.: Miscellaneous                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SESA GOA LTD
  TICKER:                N/A             CUSIP:     Y7673N111
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and the profit and loss
account for the YE on that date and the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. S. D. Kulkarni as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. G. D. Kamat as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint M/s. Deloitte Haskins & Sells,                       ISSUER          YES          FOR               FOR
Chartered Accountants, as the Auditors of the
Company, subject to the provisions of Section 224 and
 other applicable provisions, if any, of the
Companies Act, 1956, to hold office from the
conclusion of this AGM up to the conclusion of the
next AGM of the Company, in place of the retiring
Auditors M/s. S.J. Thaly & Co., Chartered
Accountants, to examine and audit the accounts of the
 Company for the FY 2008-09, at such remuneration as
may be mutually agreed upon between the Board of

PROPOSAL #6.: Approve that, in partial amendment of                        ISSUER          YES          FOR               FOR
the resolution passed at the EGM of the Company held
on 08 MAY 2006, and pursuant to the provisions of
Sections 198, 309, 310 and other applicable
provisions, if any, of the Companies Act, 1956, the
remuneration of the Mr. P. K. Mukherjee, Managing
Director, be re-fixed with base salary of INR
3,70,000 per month, effective from 01 APR 2008 for
the unexpired period of his contract up to 31 MAR
2009, in the revised scale of INR 1,50,000 to INR
5,00,000, with corresponding increase in benefits,
with a liberty to the Board of Directors to alter and
 vary such terms and conditions including
remuneration so as not to exceed the limits specified
 in Part I, i.e. in case of profit, and Part II, i.e.
 in case of inadequacy of profit, of Schedule XIII to
 the Companies Act, 1956 or any amendments thereto as
 may be agreed to by the Board of Directors and Mr.
P. K. Mukherjee

PROPOSAL #7.: Appoint Mr. Kuldip Kumar Kaura as a                          ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

PROPOSAL #8.: Appoint Mr. Din Dayal Jalani as a                            ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

PROPOSAL #9.: Appoint Mr. Akhilesh Joshi as a                              ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by rotation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SESA GOA LTD
  TICKER:                N/A             CUSIP:     Y7673N111
  MEETING DATE:          11/10/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, pursuant to Section 17 and                         ISSUER          YES          FOR               FOR
Section 192A of the Companies Act, 1956 read with the
 Companies rules, 2001 and all other applicable
provisions, if any of the Companies Act, 1956 [herein
 after referred to as 'Act'], including any statutory
 modifications or re-enactment thereof for the time
being in force, the Object Clause, i.e.; Clause III
of the Memorandum of Association of the Company be
altered by insertion of the following Sub-clause [8D]
 after the existing Sub-Clause [8C]: [8D] i) to
construct, develop, maintain, build, operate, equip,
hire or otherwise deal with ports, shipyard, jetties,
 harbours, docks, ship breaking, ship repair, ship
building at any port in India or elsewhere, ii) To
carry or business of inland and sea transport
including goods, passengers and mail, shippers, ship
agents, ship underwriters, ship managers, tug owners,
 barge owners, loading brokers, freight brokers,
freight contractors, stevedores, warehouseman,
wharfingers and building, assembling, fitting,
constructing, repairing, servicing and managing
ships, seagoing vessels for inland waterways iii) To
carry on in India and in any part of the world the
business to construct, erect, build, buy, sell, give
or take on lease or license, repair, remodel,
demolish, develop, improve, own, equip, operate and
maintain, ports and port approaches, breakwaters for
protection of port or on the foreshore of the port or
 port approaches with all such Convenient arches,
drains, lending places, hard jetties, floating barges
 or pontoons, stairs, fences, roads, railways,
sidings, bridges, tunnels and approaches and
widening, deepening and improving any portion of the
port or port approaches, light houses, light ships,
beacons, pilot boats or other appliances necessary
for the safe navigation of the ports and the port
approaches and to build highways, roads, railways,
parks, streets, sideways, railway sidings, building
structure, building and ware-houses and to Construct
and establish dry docks, shipways and boat basins and
 workshops to carry out repairs or overwhelming of
vessels, tugs, boats, machinery or appliances iv) To
establish and develop Special Economic Zones and
industrial Estates/parks and to carry on the business
 of properties developers, builders, creators,
operators, owners, contractors of all and any kind of
 Infrastructure facilities and services including
cities, towns, roads, seaports, airports, hotels,
airways, railways, tramways, mass rapid transport
system, cargo movement and cargo handling including
mechanized handling system and equipment, shipyard,
land development water desalination plant, water
treatment & recycling facilities, water Supply &
distribution system, solid waste management, effluent
 treatment facilities, power generation,
transmission, distribution, power trading, generation
 and supply of gas or any other form of energy,
environmental protection and pollution control,
public utilities, security services, municipal
services, clearing house agency and stevedoring

PROPOSAL #S.2: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 149(2A) and all other applicable provisions,
 if any, of the Companies Act, 1956, the approval of
the shareholders of the Company accorded to commence
and carry on all or any of the new business and
activities as included in the Clause 8[D] of Object
Clause of the Memorandum of Association of the
Company, as amended above, at such time as the Board
may deem fit

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEVEN & I HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J7165H108
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Entrusting to the Company's Board of                         ISSUER          YES          FOR               FOR
Directors determination of the subscription
requirements for the share subscription rights, as
stock options for stock-linked compensation issued to
 the executive officers of the Company, as well as
the directors and executive officers of the Company's
 subsidiaries

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEVERN TRENT PLC, BIRMIMGHAM
  TICKER:                N/A             CUSIP:     G8056D159
  MEETING DATE:          7/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of                      ISSUER          YES          FOR               FOR
 the Directors and the Auditors for the YE 31 MAR 2008

PROPOSAL #2.: Declare a final dividend in respect of                       ISSUER          YES          FOR               FOR
the YE 31 MAR 2008 of 41.29 pence for each ordinary
share of 97 17/19 pence

PROPOSAL #3.: Re-appoint Mr. Tony Ballance as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint Mr. Martin Kane as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint Mr. Martin Lamb as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Mr. Baroness Noakes as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Re-appoint Mr. Andy Smith as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint Mr. Bernard Bulkin as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.: Re-appoint Mr. Richard Davey as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #10.: Re-appoint Mr. Michael Mckeon as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #11.: Re-appoint Deloitte & Touche LLP as                         ISSUER          YES          FOR               FOR
the Auditors of the Company, until the conclusion of
the next general meeting at which accounts are laid
before the Company and approve to determine their
remuneration by the Directors

PROPOSAL #12.: Approve the Director's remuneration                         ISSUER          YES          FOR               FOR
report for the YE 31 MAR 2008

PROPOSAL #13.: Authorize the Directors, in accordance                      ISSUER          YES          FOR               FOR
 with Section 80 of the Companies Act 1985 [the Act],
 to allot relevant securities [Section 80(2) of the
Act] up to an aggregate nominal amount of GBP
76,842,719; [Authority expires the earlier of the
conclusion of the AGM in 2009]; and the Directors may
 allot relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.14: Authorize the Directors, pursuant to                       ISSUER          YES          FOR               FOR
Section 95 of the Act, to allot equity securities
[Section 94 of the Act] for cash pursuant to the
authority conferred by Resolution 13 above or by way
of a sale of treasury shares, disapplying the
statutory pre-emption rights [Section 89(1) of the
Act], provided that this power is limited to the
allotment of equity securities: i) in connection with
 a rights issue, open offer or other offers in favor
of ordinary shareholders; and ii) up to an aggregate
nominal amount of GBP 11,526,407; [Authority expires
the earlier of the conclusion of the AGM of the
Company in 2009]; and the Directors to allot equity
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to
 such expiry

PROPOSAL #S.15: Authorize the Company, to make market                      ISSUER          YES          FOR               FOR
 purchases [Section 163(3) of the Act] of up to
23,548,575 ordinary shares of 97 17/19 pence each in
the capital of the Company, the Company may not pay
less than 97 17/19 pence for each ordinary share and
more than 5% over the average of the middle market
price of an ordinary share based on the London Stock
Exchange Daily Official List, over the previous 5
business days; [Authority expires the earlier of the
conclusion of the AGM of the Company in 2009]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

PROPOSAL #S.16: Approve and adopt the Articles of                          ISSUER          YES          FOR               FOR
Association as specified, for the purpose of
identification, as the new Articles of Association of
 the Company in substitution for, and to the
exclusion of, the existing Articles of Association,
with effect from the conclusion of the 2008 AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEVERSTAL JT STK CO
  TICKER:                N/A             CUSIP:     818150302
  MEETING DATE:          9/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the dividend payment on the                          ISSUER          YES          FOR               FOR
results of the first half of 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEVERSTAL JT STK CO
  TICKER:                N/A             CUSIP:     818150302
  MEETING DATE:          12/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to pay dividends for 9 months                        ISSUER          YES          FOR               FOR
2008 results, in the amount of 7 rubles 17 kopecks
per one ordinary registered share, the form of
payment - bank transfer, Commencement of the dividend
 payment: the day following the date of drawing up
the voting results report, dividend payment
procedure: the dividends shall be remitted to
shareholders by means of bank transfer to their bank

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SEVERSTAL JT STK CO
  TICKER:                N/A             CUSIP:     818150302
  MEETING DATE:          6/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Mordashov Alexey                                  ISSUER          YES        AGAINST           AGAINST
Alexandrovich as a Board of Director of OAO Severstal

PROPOSAL #1.2: Elect Mr. Noskov Mikhail                                    ISSUER          YES        AGAINST           AGAINST
Vyacheslavovich as a Board of Director of OAO

PROPOSAL #1.3: Elect Mr. Kuznetsov Sergei as a Board                       ISSUER          YES        AGAINST           AGAINST
of Director of OAO Severstal

PROPOSAL #1.4: Elect Mr. Kruchinin Anatoly                                 ISSUER          YES        AGAINST           AGAINST
Nikolaevich as a Board of Director of OAO Severstal

PROPOSAL #1.5: Elect Mr. Mason Gregory as a Board of                       ISSUER          YES        AGAINST           AGAINST
Director of OAO Severstal

PROPOSAL #1.6: Elect Mr. Christopher Richard Nigel                         ISSUER          YES          FOR               FOR
Clark as a Board of Director of OAO Severstal

PROPOSAL #1.7: Elect Mr. Rolf Wilhelm Heinrich                             ISSUER          YES          FOR               FOR
Stomberg as a Board of Director of OAO Severstal

PROPOSAL #1.8: Elect Mr. Martin David Angle as a                           ISSUER          YES          FOR               FOR
Board of Director of OAO Severstal

PROPOSAL #1.9: Elect Mr. Ronald Michael Freeman as a                       ISSUER          YES          FOR               FOR
Board of Director of OAO Severstal

PROPOSAL #1.10: Elect Mr. Peter Kraljic as a Board of                      ISSUER          YES          FOR               FOR
 Director of OAO Severstal

PROPOSAL #2.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
accounting statement and profit and loss statement of
 the Company for 2008 results

PROPOSAL #3.: Approve the profits for FY results of                        ISSUER          YES          FOR               FOR
2008 shall not be allocated

PROPOSAL #4.1: Elect Mr. Voronchikhin Artem                                ISSUER          YES          FOR               FOR
Alexandrovich as the Internal Audit Commission of JSC
 'Severstal'

PROPOSAL #4.2: Elect Mr. Antonov Roman Ivanovich as                        ISSUER          YES          FOR               FOR
the Internal Audit Commission of JSC 'Severstal'

PROPOSAL #4.3: Elect Mr. Utyugova Irina Leonidovna as                      ISSUER          YES          FOR               FOR
 the Internal Audit Commission of JSC 'Severstal'

PROPOSAL #5.: Approve the ZAO KPMG as the Auditor of                       ISSUER          YES          FOR               FOR
OAO Severstal

PROPOSAL #6.: Approve the new edition charter of OAO                       ISSUER          YES          FOR               FOR
Severstal

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SFCG CO., LTD.
  TICKER:                N/A             CUSIP:     J74638107
  MEETING DATE:          10/24/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SFCG CO., LTD.
  TICKER:                N/A             CUSIP:     J74638107
  MEETING DATE:          2/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #4: Amend the Compensation to be Received by                      ISSUER          YES        AGAINST           AGAINST
 Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SGS SA
  TICKER:                N/A             CUSIP:     H7484G106
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual reports accounts of                       ISSUER          YES          FOR               FOR
SGS SA and the SGS Group

PROPOSAL #2.: Approve the 2008 remuneration report                         ISSUER          YES          FOR               FOR
[consulatative vote]

PROPOSAL #3.: Approve to release the Board of                              ISSUER          YES          FOR               FOR
Directors and the Management

PROPOSAL #4.: Approve the decision on the                                  ISSUER          YES          FOR               FOR
appropriation of profits resulting from the balance
sheet of SGS SA

PROPOSAL #5.1: Elect Mr. Carlo Sant Albano as the                          ISSUER          YES        AGAINST           AGAINST
Board of Directors

PROPOSAL #5.2: Elect Dr. Peter Kalantzis as the Board                      ISSUER          YES        AGAINST           AGAINST
 of Directors

PROPOSAL #6.: Elect the Auditors                                           ISSUER          YES          FOR               FOR

PROPOSAL #7.: Amend the Article 5 of the Articles of                       ISSUER          YES          FOR               FOR
Incorporation [authorized increase of share capital]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANDONG CHENMING PAPER HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y7682V104
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, to repurchase H Shares in issue of the
Company on The Stock Exchange of Hong Kong Limited
[the Hong Kong Stock Exchange], subject to and in
accordance with all applicable laws, rules and
regulations and/or requirements of the governmental
or regulatory body of securities in the PRC, the Hong
 Kong Stock Exchange or of any other governmental or
regulatory body, during the relevant period, not
exceeding 10% of the aggregate nominal value of H
Share in issue of the Company as at the date of the
passing of this resolution; the passing of a special
resolution in the same terms as this Special
Resolution [except for this resolution at the AGM for
 holders of the Company to be held on Tuesday, 26 MAY
 2009 [or on such adjourned date as may be
applicable]; and the class meeting for holders of H
Shares of the Company to be held on tuesday, 26 MAY
2009 [or on such adjourned date as may be
applicable]; the approval of the State Administration
 of Foreign Exchange of the PRC and/or any other
regulatory authorities as may be required by the
laws, rules and regulations of the PRC being obtained
 by the Company if appropriate; and the Company not
being required by any of its creditors to repay or to
 provide guarantee in respect of any amount due to
any of them [or if the Company is so required by any
of its creditors, the Company having, in its absolute
 discretion, repaid or provided guarantee in respect
of such amount] pursuant to the notification
procedure under the requirements of Article 33 of the
 Articles of Association of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 or the expiration of a period of 12 months];
authorize the Board, subject to approval of all
relevant governmental authorities in the PRC for the
repurchase of such H Shares being granted, to: (i)
make such amendments to the Articles of Association
of the Company as it thinks fit so as to reduce the
registered capital of the Company and to reflect the
new capital structure of the Company upon the
repurchase of H Shares as contemplated in resolution;
 and (ii) file the amended Articles of Association of
 the Company with the relevant governmental

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANDONG CHENMING PAPER HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y7682V104
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board [the                         ISSUER          YES          FOR               FOR
Board] of Directors [the Directors] of the Company
for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve to listen to the report of the                       ISSUER          YES          FOR               FOR
Independent Directors of the Company for the YE 31
DEC 2008

PROPOSAL #4.: Approve the financial statements of the                      ISSUER          YES          FOR               FOR
 Company for the YE 31 DEC 2008

PROPOSAL #5.: Approve the Profit Distribution Plan of                      ISSUER          YES          FOR               FOR
 the Company for the YE 31 DEC 2008: 1) cash
dividend/10 shares [tax included]: CNY 0.5000; 2)
bonus issue from profit [shares/10 shares]: none; 3)
bonus issue from capital reserve [share/10 shares]:
none

PROPOSAL #6.: Approve the guarantees given by the                          ISSUER          YES          FOR               FOR
Company for the integrated credit line of some
controlling subsidiaries

PROPOSAL #7.: Approve the application for a banking                        ISSUER          YES          FOR               FOR
credit line for the year ending 31 DEC 2009 by the
Company

PROPOSAL #8.I: Elect Mr. Geng Guanglin as an                               ISSUER          YES          FOR               FOR
Executive Director of the fifth session of the Board
of the Company

PROPOSAL #8.II: Elect Mr. Tan Daocheng as an                               ISSUER          YES          FOR               FOR
Executive Director of the fifth session of the Board
of the Company

PROPOSAL #9.I: Elect Mr. Guo Guangyao as an External                       ISSUER          YES          FOR               FOR
Supervisor of the fifth session of the Supervisory
Committee of the Company

PROPOSAL #9.II: Elect Mr. Wang Xiaoqun as an External                      ISSUER          YES          FOR               FOR
 Supervisor of the fifth session of the Supervisory
Committee of the Company

PROPOSAL #10.: Appoint the External Auditor for the                        ISSUER          YES          FOR               FOR
year ending 31 DEC 2009 by the Company

PROPOSAL #11.: Approve, conditional upon Special                           ISSUER          YES          FOR               FOR
Resolution No.1 below being passed, the Company may
send or supply Corporate Communications to its
shareholders of overseas listed foreign shares [H
shares] [as specified] by making such Corporate
Communications available on the Company's own website
 and the website of The Stock Exchange of Hong Kong
Limited [the Hong Kong Stock Exchange] or in printed
forms and authorize the Directors of the Company, to
sign all such documents and/or do all such things and
 acts as the Director may consider necessary or
expedient and in the interest of the Company for the
purpose of effecting or otherwise in connection with
the Company's proposed communication with its
shareholders of H Shares through the Company's
website and the website of the Hong Kong Stock
Exchange or in printed forms, the supply of Corporate
 Communications by making such Corporate
Communications available on the Companys own website
and the website of the Hong Kong Stock Exchange is
subject to the fulfillment of the following
conditions: (a) each holder of H Shares has been
asked individually by the Company to agree that the
Company may send or supply Corporate Communications
generally, or the Corporate Communication in
question, to him by means of the Companys own
website; and (b) the Company has not received a
response indicating objection from the holder of H
Shares within a period of 28 days starting from the

PROPOSAL #S.1: Approve, the proposed amendments to                         ISSUER          YES          FOR               FOR
the Articles of Association of the Company [as
specified] and authorize any Director, to modify the
wordings of such amendments as appropriate [such
amendments will not be required to be approved by the
 shareholders of the Company] and execute all such
documents and/or do all such acts as the Directors
may, in their absolute discretion, deem necessary or
expedient and in the interest of the Company in order
 to effect the provision of Corporate Communications
to the holders of the Companys H Shares through the
Companys own website and the website of the Hong Kong
 Stock Exchange, comply with the changes in the PRC
Laws and regulations, and satisfy the requirements
[if any] of the relevant PRC authorities and other
related issues arising from the amendments to the
Articles of Association of the Company

PROPOSAL #S.2: Approve the proposed amendments to the                      ISSUER          YES          FOR               FOR
 Procedural Rules of the shareholders meetings

PROPOSAL #S.3: Approve the proposed amendments to the                      ISSUER          YES          FOR               FOR
 Procedural Rules of the Board Meetings

PROPOSAL #S.4: Approve the proposed amendments to the                      ISSUER          YES          FOR               FOR
 Procedural Rules of the Supervisory Committee

PROPOSAL #S.5: Authorize the Board of the Company the                      ISSUER          YES          FOR               FOR
 Board to repurchase H Shares subject to the
following conditions: a) subject to paragraphs (b)
and (c) below, during the Relevant Period [as
specified], the Board may exercise all the powers of
the Company to repurchase H Shares in issue of the
Company on the Hong Kong Stock Exchange, subject to
and in accordance with all applicable laws, rules and
 regulations and/or requirements of the governmental
or regulatory body of securities in the PRC, the Hong
 Kong Stock Exchange or of any other governmental or
regulatory body; b) the aggregate nominal value of H
Shares authorized to be repurchased pursuant to the
approval in paragraph (a) above during the Relevant
Period shall not exceed 10 % of the aggregate nominal
 value of H Shares in issue of the Company as at the
date of the passing of this resolution; the approval
in paragraph (a) above shall be conditional upon: (i)
 the passing of a special resolution in the same
terms as this Special Resolution No. 1 [except for
this sub-paragraph (c)(i)) at the class meeting for
holders of H Shares of the Company to be held on
Tuesday, 26 MAY 2009 [as specified]; and the class
meeting for holders of domestic listed shares (A
shares and B shares) of the Company [A Shares and B
Shares] to be held on Tuesday, 26 MAY 2009 [as
specified]; (ii) the approval of the State
Administration of Foreign Exchange of the PRC and/or
any other regulatory authorities as may be required
by the laws, rules and regulations of the PRC being
obtained by the Company if appropriate; and (iii) the
 Company not being required by any of its creditors
to repay or to provide guarantee in respect of any
amount due to any of them [or if the Company is so
required by any of its creditors, the Company having,
 in its absolute discretion, repaid or provided
guarantee in respect of such amount) pursuant to the
notification procedure under the requirements of
Article 33 of the Articles of Association of the
Company; [Authority expires earlier of the conclusion
 of the next AGM or the expiration of the period of
12 months following the passing of this resolution];
authorize the Board of all relevant governmental
authorities in the PRC for the repurchase of such H
Shares being granted to: (i) make such amendments to
the Articles of Association of the Company as it
thinks fit so as to reduce the registered capital of
the Company and to reflect the new capital structure
of the Company upon the repurchase of H Shares as
contemplated in paragraph (a) above; and (ii) file
the amended Articles of Association of the Company

PROPOSAL #S.6: Approve, subject to the approval by                         ISSUER          YES          FOR               FOR
relevant authorities, the Company may issue medium-
term notes [the Medium-term Notes] in the PRC on the
following principle terms as specified; authorize the
 Chairman of the Board or any person authorized by
him to determine and deal with the matters relating
to the issuance of Medium-term Notes, including but
not limited to, 1) determining the matters relating
to application and issuance of Medium-term Notes
including the specific time of the issuance, the size
 of the issuance, the number of tranches, the
interest rate and use of proceeds; 2) executing
necessary documents, including but not limited to,
application documents, prospectuses, underwriting
agreements and announcements in relation to the
issuance; 3) completing necessary procedures,
including but not limited to, completing the relevant
 registrations and 4) taking all other necessary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI CHLOR-ALKALI CHEMICAL CO LTD
  TICKER:                N/A             CUSIP:     Y76771115
  MEETING DATE:          9/2/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint an audit firm for 2008                               ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend the Company's regulations on                           ISSUER          YES          FOR               FOR
connected transactions

PROPOSAL #3.: Approve the adjustments to Directors of                      ISSUER          YES          FOR               FOR
 the 6 Board

PROPOSAL #4.: Approve the adjustments to Supervisors                       ISSUER          YES          FOR               FOR
of the 6 Supervisory Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI CHLOR-ALKALI CHEMICAL CO LTD
  TICKER:                N/A             CUSIP:     Y76771115
  MEETING DATE:          2/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to cancel a Company's                                ISSUER          YES          FOR               FOR
qualification as an independent legal person and to
establish it as a Branch

PROPOSAL #2.: Approve to change the Company's                              ISSUER          YES          FOR               FOR
business scope

PROPOSAL #3.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the transfer of 10 equity of a                       ISSUER          YES          FOR               FOR
Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI CHLOR-ALKALI CHEMICAL CO LTD
  TICKER:                N/A             CUSIP:     Y76771115
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 annual report and its                       ISSUER          YES          FOR               FOR
summary

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #3.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #4.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report and 2008 financial budget report

PROPOSAL #5.: Approve the guarantee quota for 2009                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the bank line quota for 2009                         ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
0.0500 2) bonus issue from profit [share/10 shares]:
none 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #8.: Approve the continuing connected                             ISSUER          YES          FOR               FOR
transactions for 2009

PROPOSAL #9.: Re-appoint the Audit Firm and approve                        ISSUER          YES          FOR               FOR
the payment of audit fees for 2008

PROPOSAL #10.: Amend the Company's Articles of                             ISSUER          YES          FOR               FOR
Association

PROPOSAL #11.: Approve the 2008 work reports by the                        ISSUER          YES          FOR               FOR
Independent Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI ELEC GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y76824104
  MEETING DATE:          11/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the appointment of Mr. Zhu                           ISSUER          YES          FOR               FOR
Sendi as an Independent Non-Executive Director of the

PROPOSAL #S.2: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company to issue, allot and deal with additional
Domestic Shares not exceeding 20% of the Domestic
Shares of the Company in issue and additional H
Shares not exceeding 20% of the H Shares of the
Company in issue and to make corresponding amendments
 to the Articles of Association of the Company as it
thinks fit so as to reflect the new capital structure
 upon the allotment or issuance of shares: subject to
 this resolution and in accordance with the relevant
requirements of the Rules governing the listing of
securities of The Stock Exchange of Hong Kong
Limited, the Articles of Association of the Company
and the applicable Laws and regulations of the
People's Republic of China, to allot, issue and deal
with, either separately or concurrently, additional
domestic shares and H shares of the Company and to
make grant offers, agreements, options and rights of
exchange or conversion, during and after the relevant
 period, the aggregate nominal amount of domestic and
 H shares shall not exceed 20% of each of the
aggregate nominal amounts domestic and H shares of
the Company in issue at the date of passing this
resolution, otherwise than pursuant to i) a rights
issue or ii) any scrip dividend or similar
arrangement providing for allotment of shares in lieu
 of whole or part of a dividend on shares of the
Company in accordance with the Articles of
Association of the Company; [Authority expires at the
 earlier of conclusion of next AGM of the Company; or
 the expiration of the period within which the next
AGM of the Company required by the Articles of
Association of the Company or other applicable Laws
to be held]; and to make corresponding amendments to
the Articles of Association of the Company as it
thinks fit so as to reflect the new capital structure
 upon the allotment or issuance of shares as provided

PROPOSAL #S.3: Approve the extension of the validity                       ISSUER          YES          FOR               FOR
period of the previous resolution, which was approved
 by the shareholders at the EGM of the Company on 16
NOV 2007, to allot and issue A Shares by the Company
in the PRC by way of initial public offering of new A
 Shares, for an extended period of 12 months from the
 date of the passing of this resolution, with other
terms and conditions as specified

PROPOSAL #S.4: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, subject to the passing of the special
resolution 3, to determine and deal with at its
discretion and with full authority, the matters in
relation to the A Share Issue by way of a share
exchange [including but not limited to the specific
timing of issue, number of A shares to be issued,
offering mechanism, pricing mechanism, issue price,
target subscribers and the number and proportion of A
 shares to be issued to each subscriber]; at its
discretion and with full authority sign or execute
all necessary documents [including but not limited to
 the preliminary prospectus, the prospectus,
underwriting agreement, listing agreement and any
related announcement], effect and carry out necessary
 formalities [including but not limited to procedures
 for listing of the A shares on Shanghai Stock
Exchange], and take all other necessary actions in
connection with the A Share Issue [including but not
limited to making adjustments, which have been
covered in the special resolution 3 for the proceeds
from the A Share issue, on the basis of approvals
obtained prior to the issue and allotment of A
Shares], as well as to handle all registration
requirements in relation to changes in the registered
 capital of the Company following the completion of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI ELEC GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y76824104
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint the Ernst & Young Hua Ming as                        ISSUER          YES          FOR               FOR
the PRC Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Approve the profit distribution plan                         ISSUER          YES          FOR               FOR
and the recommendation for the payment of the final
dividend for the YE 31 DEC 2007

PROPOSAL #3.1: Approve the provision in the year 2009                      ISSUER          YES        AGAINST           AGAINST
 a guarantee of maximum limit of RMB 249.6 million by
 the Company for the loan of Shanghai Heavy Machinery
 Plant Company Ltd

PROPOSAL #3.2: Approve the provision in the year 2009                      ISSUER          YES        AGAINST           AGAINST
 a guarantee of maximum limit of RMB 13.0 million by
the Company for the loan of Shanghai Electric Nantong
 Water Processing Company Ltd

PROPOSAL #3.3: Approve the provision in the year 2009                      ISSUER          YES        AGAINST           AGAINST
 a guarantee of maximum limit of RMB 85.0 million by
the Company for the loan of Shanghai Electric Import
& Export Company Ltd

PROPOSAL #3.4: Approve the provision in the year 2009                      ISSUER          YES        AGAINST           AGAINST
 a guarantee of maximum limit of RMB 100.0 million by
 the Company for the loan of Shanghai Power
Transmission Equipment Company Ltd

PROPOSAL #3.5: Approve the provision in the year 2009                      ISSUER          YES        AGAINST           AGAINST
 a guarantee of maximum limit of RMB 130.0 million by
 Shanghai Mechanical and Electrical Industry Company
Ltd for the loan of Shanghai Welding Equipment
Company Ltd

PROPOSAL #3.6: Approve the provision in the year 2009                      ISSUER          YES        AGAINST           AGAINST
 a guarantee of maximum limit of RMB 74.5 million by
Shanghai Electric Printing & Packaging Machinery
Company Ltd for the loan of Shanghai Yawa Printing
Machinery Company Ltd

PROPOSAL #3.7: Approve the provision in the year 2009                      ISSUER          YES        AGAINST           AGAINST
 a guarantees of maximum limits of RMB 65.0 million
and RMB 189.0 million by Shanghai Heavy Machinery
Plant Company Ltd and Shanghai Heavy Machinery
Forging Plant for the loan of Shanghai Crane
Transport Machinery Plant Company

PROPOSAL #3.8: Approve the provision in the year 2009                      ISSUER          YES        AGAINST           AGAINST
 a guarantee of maximum limit of RMB 5.0 million by
Shanghai Heavy Duty Machine Works Company Ltd for the
 loan of Shanghai Instrument Tool Works Company Ltd

PROPOSAL #3.9: Approve the provision in the year 2009                      ISSUER          YES        AGAINST           AGAINST
 a guarantee of maximum limit of RMB 50.0 million by
Shanghai Turbine Company Ltd for the loan of Shanghai
 Honggang Power Equipment Casting and Forging Company
 Ltd

PROPOSAL #3.10: Approve the provision in the year                          ISSUER          YES        AGAINST           AGAINST
2009 a guarantee of maximum limit of RMB 15.0 million
 by Shanghai Power Station Auxiliary Equipment Works
Company Ltd for the loan of Shanghai Electric Power
Generation Equipment Company Ltd

PROPOSAL #3.11: Approve the provision in the year                          ISSUER          YES        AGAINST           AGAINST
2009 a guarantee of maximum limit of RMB 795.0
million by Shanghai Boiler Works Company Ltd for the
loan of Shanghai Electric Wind Power Equipment

PROPOSAL #3.12: Approve the provision in the year                          ISSUER          YES        AGAINST           AGAINST
2009 a guarantee for an integrated credit guarantee
of maximum limit of RMB 173.31 million [approximately
 USD 25.60 million] by Shanghai Electric Group
Shanghai Electric Machinery Company Ltd for Shanghai
Boiler Works Company Ltd

PROPOSAL #3.13: Approve the provision in the year                          ISSUER          YES        AGAINST           AGAINST
2009 a guarantee of maximum limit of RMB 45.0 million
 by the Company for the loan of Cooper Shanghai Power
 Capacitor Company Ltd

PROPOSAL #3.14: Approve the provision in the year                          ISSUER          YES        AGAINST           AGAINST
2009 a guarantee of the maximum limit of RMB 4,601.0
million to be issued by Shanghai Electric Group
Finance Company Ltd [SE Finance] in respect of loans
granted or to be granted to the Company or its
subsidiaries

PROPOSAL #3.15: Approve the provision in the year                          ISSUER          YES        AGAINST           AGAINST
2009 a guarantees contemplated under the framework
guarantee agreement dated 06 JAN 2009 between the
Company and Shanghai Electric (Group) Corporation
['SEC'], pursuant to which, SE Finance will provide
SEC and its subsidiaries [excluding the Company and
its subsidiaries] with financial guarantee service,
and proposed annual cap for such financial guarantee
service is expected to be RMB 40.0 million for the YE
 31 DEC 2009

PROPOSAL #4.: Approve the non exempt continuing                            ISSUER          YES          FOR               FOR
connected transactions contemplated under the Siemens
 Framework Purchase and Sales Agreement dated 23 JAN
2009 between the Company and Siemens
Aktiengesellschaft ['Siemens'] as to the purchase of,
 among others, power generation and related
equipment, power transmission and distribution
related equipment and metropolitan rail
transportation equipment from the Siemens, its
subsidiaries and its associates ['Siemens Group'],
and the proposed annual caps of RMB 1,100 million,
RMB 1,300 million and RMB 1,500 million for the YE 31

PROPOSAL #5.: Approve the non exempt continuing                            ISSUER          YES          FOR               FOR
connected transactions contemplated under the Siemens
 Framework Purchase and Sales Agreement dated 23 JAN
2009 between the Company and Siemens as to the sale
of, among others, power generation and related
components to the Siemens Group, and the proposed
annual caps of RMB 196 million, RMB 7,035 million and
 RMB 7,500 million for the YE 31 DEC 2009, 2010 and
2011 respectively

PROPOSAL #S.6: Amend the Article 17 of the Articles                        ISSUER          YES          FOR               FOR
of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI ELECTRIC GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y76824104
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report of the                             ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Board for the                      ISSUER          YES          FOR               FOR
 YE 31 DEC 2008

PROPOSAL #3.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #4.: Approve the report of the Auditors, the                      ISSUER          YES          FOR               FOR
 audited financial statements and the financial
results of the Company for the YE 31 DEC 2008

PROPOSAL #5.: Approve the Profit Distribution Plan                         ISSUER          YES          FOR               FOR
and the payment of the Company for the YE 31 DEC 2008

PROPOSAL #6.: Re-appoint Ernst & Young Hua Ming as                         ISSUER          YES          FOR               FOR
the Company's PRC Auditors and Ernst & Young as the
Company's International Auditors for the FYE 31 DEC
2009, and the authorize the Board to determine the
Auditors' remunerations

PROPOSAL #7.: Approve the proposed amendments to the                       ISSUER          YES          FOR               FOR
Terms of Reference of the Audit Committee

PROPOSAL #8.: Approve the emoluments of the Directors                      ISSUER          YES          FOR               FOR
 and Supervisors [Non-Employee Representatives] for
the YE 31 DEC 2009 and the ratification of emoluments
 paid to the Directors and Supervisors [non-employee
representative] for the YE 31 DEC 2008

PROPOSAL #9.: Approve the Private Offering is in                           ISSUER          YES          FOR               FOR
compliance with the requirements of relevant PRC Laws
 and Regulations

PROPOSAL #10.: Approve the feasibility of the                              ISSUER          YES          FOR               FOR
proposed use of proceeds from the Private Offering

PROPOSAL #11.: Approve the use of proceeds from the                        ISSUER          YES          FOR               FOR
Initial A Share Issue

PROPOSAL #S.12: Amend the Articles of Association                          ISSUER          YES          FOR               FOR

PROPOSAL #S.13: Authorize the Board, to grant the                          ISSUER          YES        AGAINST           AGAINST
general mandate to issue, allot and deal with
additional A Shares not exceeding 20% of the A Shares
 in issue and additional H Shares not exceeding 20%
of the H Shares in issue and authorize the Board to
make corresponding amendments to the Articles of
Association as it thinks fit so as to reflect the new
 capital structure upon the allotment or issuance of
Shares: 1] subject to Paragraph [3] below and in
accordance with the relevant requirements of the Hong
 Kong Listing Rules, the Articles of Association and
the applicable laws and regulations of the PRC, the
exercise by the Board during the Relevant Period [as
hereinafter specified] of all the powers of the
Company to allot, issue and deal with, either
separately or concurrently, additional A Shares and H
 Shares and to make or grant offers, agreements,
options and rights of exchange or conversion which
might require the exercise of such powers, during the
 Relevant Period, to make or grant offers,
agreements, options and rights of exchange or
conversion which might require the exercise of such
powers after the end of the Relevant Period; 3] each
of the aggregate nominal amounts of the A Shares and
H Shares allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted,
issued and dealt with [whether pursuant to an option
or otherwise] by the Board pursuant to the approval
granted in Paragraph [1] above shall not exceed 20%
of each of the aggregate nominal amounts of A Shares
and H Shares in issue at the date of passing this
resolution; and for the purposes of this resolution:
[Authority expires at earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association or other
applicable laws and regulations to be held]; to make
corresponding amendments to the Articles of
Association as it thinks fit so as to reflect the new
 capital structure upon the allotment or issuance of
Shares as provided in Paragraph [1] of this resolution

PROPOSAL #S.14a: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the type and nominal value of
the Shares to be issued

PROPOSAL #S.14b: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the Price Determination Base

PROPOSAL #S.14c: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the number of Shares to be

PROPOSAL #S.14d: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the target places and
subscription method

PROPOSAL #S.14e: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the issue method

PROPOSAL #S.14f: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the basis for determining the
issue price

PROPOSAL #S.14g: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the lock-up period

PROPOSAL #S.14h: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the place of listing of the A
Shares to be issued

PROPOSAL #S.14i: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the use of proceeds from the
Private Offering

PROPOSAL #S.14j: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the arrangement to the
undistributed profits of the Company accumulated
prior to the completion of the Private Offering

PROPOSAL #S.14K: Approve the terms and conditions of                       ISSUER          YES          FOR               FOR
the private offering: the validity period of the
resolution regarding the Private Offering

PROPOSAL #S.15: Authorize the Board, at the Board's                        ISSUER          YES          FOR               FOR
discretion and with full authority, to [i] determine
and deal with the matters in relation to the Private
Offering [including but not limited to the specific
timing of issue, number of A Shares to be issued,
offering pricing and target places]; [ii] sign
material contracts, agreements and other documents in
 relation to the operation of the proposed project
investments of the Private Offering; [iii] sign or
execute all necessary documents [including but not
limited to the placing and/or underwriting agreement,
 listing agreement and any other related document];
[iv] engage the sponsor[s], joint underwriters, legal
 advisers and other agencies to the Private Offering;
 [v] effect and carry out necessary formalities
[including but not limited to procedures for listing
of the A Shares on the Shanghai Stock Exchange]; [vi]
 handle all registration requirements following the
completion of the Private Offering; [vii] re-adjust
the intended use of proceeds from the Private
Offering should it consider appropriate; and [viii]
take all other necessary actions in connection with
the Private Offering

PROPOSAL #S.16: Approve the detailed proposal of the                       ISSUER          YES          FOR               FOR
Private Offering [For details, please refer to both
English and Chinese versions of the detailed proposal
 of the Private Offering on the websites of the Hong
Kong Stock Exchange: www.hkex.com.hk and the Shanghai
 Stock Exchange: www.sse.com.cn]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI ELECTRIC GROUP CO LTD
  TICKER:                N/A             CUSIP:     Y76824104
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1.A: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the type and nominal value of the
Shares to be issued

PROPOSAL #S.1.B: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the Price Determination Base Date

PROPOSAL #S.1.C: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the number of Shares to be issued

PROPOSAL #S.1.D: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: target placees and subscription

PROPOSAL #S.1.E: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the issue method

PROPOSAL #S.1.F: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the basis for determining the issue

PROPOSAL #S.1.G: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the lock-up period

PROPOSAL #S.1.H: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the place of listing of the A
Shares to be issued

PROPOSAL #S.1.I: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the use of proceeds from the

PROPOSAL #S.1.J: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the arrangement to the
undistributed profits of the Company accumulated
prior to the completion of the Private Offering

PROPOSAL #S.1.K: Approve, conditional upon the                             ISSUER          YES          FOR               FOR
approval of the same by the shareholders at the AGM
and the Class meeting for holders of A shares to be
convened on 23 JUN 2009, the Private Offering, as
specified, and the terms and conditions of the
Private Offering: the validity period of the
resolution regarding the Private Offering

PROPOSAL #S.2: Authorize the Board, at the Board's                         ISSUER          YES          FOR               FOR
discretion and with full authority, to [i] determine
and deal with the matters in relation to the Private
Offering [including but not limited to the specific
timing of issue, number of A Shares to be issued,
offering pricing and target placees]; [ii] sign
material contracts, agreements and other documents in
 relation to the operation of the proposed project
investments of the Private Offering; [iii] sign or
execute all necessary documents [including but not
limited to the placing and/or underwriting agreement,
 listing agreement and any other related document];
[iv] engage the sponsor[s], joint underwriters, legal
 advisers and other agencies to the Private Offering;
 [v] effect and carry out necessary formalities
[including but not limited to procedures for listing
of the A Shares on the Shanghai Stock Exchange]; [vi]
 handle all registration requirements following the
completion of the Private Offering; [vii] re-adjust
the intended use of proceeds from the Private
Offering should it consider appropriate; and [viii]
take all other necessary actions in connection with
the Private Offering

PROPOSAL #S.3: Approve the proposal of the Private                         ISSUER          YES          FOR               FOR
Offering [as specified]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI FRIENDSHIP GROUP INCORP CO
  TICKER:                N/A             CUSIP:     Y7682E102
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 operation report and                        ISSUER          YES          FOR               FOR
work report of the Board of Directors

PROPOSAL #2.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Receive the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report and 2009 financial budget report

PROPOSAL #4.: Approve the 2008 profit distribution                         ISSUER          YES          FOR               FOR
proposal: 1) cash dividend/10 shares [tax included]:
CNY 0.5000; 2) bonus issue from profit [share/10
shares]: none; 3) bonus issue from capital reserve
[share/10 shares]: 1.0

PROPOSAL #5.: Re-appoint the Audit Firm                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI HAIXIN GROUP CO LTD, SHANGHAI
  TICKER:                N/A             CUSIP:     Y7682J101
  MEETING DATE:          6/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Proposal: 1) cash dividend/10 shares [tax included]:
CNY 0.0000 2) bonus issue from capital reserve
[share/10 shares]: none

PROPOSAL #5.: Re-elect the Directors                                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect the Supervisors                                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Authorize the Board to provide loan                          ISSUER          YES          FOR               FOR
guarantee for the Company's subsidiaries

PROPOSAL #8.: Authorize the Board to handle matters                        ISSUER          YES          FOR               FOR
in relation to external investment

PROPOSAL #9.: Amend the Articles of Association and                        ISSUER          YES          FOR               FOR
authorize the Board to handle related matters

PROPOSAL #10.: Re-appoint the Audit Firm and payment                       ISSUER          YES          FOR               FOR
of auditing fees for 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI INDL HLDGS LTD
  TICKER:                N/A             CUSIP:     Y7683K107
  MEETING DATE:          9/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the conditional sale                      ISSUER          YES          FOR               FOR
 and purchase agreement dated 21JUL 2008 (as amended
by a supplemental agreement dated 05 AUG 2008,
together the Hotel Acquisition Agreements), made
between South Pacific Hotel Holdings Limited, the
Company and Shanghai Industrial Investment (Holdings)
 Company Limited (SIIC) in relation to the
acquisition by the Company of the Good Cheer Sale
Share (as specified) and the Good Cheer Sale Loans
(as defined and described in the Circular) for a
consideration of HKD 1,350,000,000 pursuant to the
Hotel Acquisition Agreements, upon the terms and
subject to the conditions therein contained, and all
transactions contemplated thereunder and in
connection therewith and any other ancillary
documents; and authorize the Directors of the Company
 to sign, seal, execute, perfect, perform and deliver
 all such agreements, instruments, documents and
deeds, and do all such acts, matters and things and
take all such steps as they may in their discretion
consider necessary, desirable or expedient to
implement and/or to give effect to the Hotel
Acquisition Agreements as they may in their
discretion consider to be desirable and in the

PROPOSAL #2.: Approve and ratify the conditional sale                      ISSUER          YES          FOR               FOR
 and purchase agreement dated 21 JUL 2008 (as amended
 by a supplemental agreement dated 05 AUG 2008,
together the Road Bridge Acquisition Agreements),
made between SIIC CM Development Limited, S.I.
Infrastructure Holdings Limited and SIIC in relation
to the acquisition by the Company of the Hu-Hang Sale
 Share and the Hu-Hang Sale Loan (both as defined and
 described in the Circular) for a consideration of
HKD 4,196,312,000 pursuant to the Road Bridge
Acquisition Agreements, upon the terms and subject to
 the conditions therein contained, and all
transactions contemplated thereunder and in
connection therewith and any other ancillary
documents and authorize the Directors of the Company
to sign, seal, execute, perfect, perform and deliver
all such agreements, instruments, documents and
deeds, and do all such acts, matters and things and
take all such steps as they may in their discretion
consider necessary, desirable or expedient to
implement and/or to give effect to the Road Bridge
Acquisition Agreements as they may in their
discretion consider to be desirable and in the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI INDL HLDGS LTD
  TICKER:                N/A             CUSIP:     Y7683K107
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
consolidated financial statements of the Company for
the YE 31 DEC 2008 together with the reports of the
Directors and the Auditor thereon

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.a: Re-elect Mr. Teng Yi Long as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.b: Re-elect Mr. Cai Yu Tian as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.c: Re-elect Mr. Lu Ming Fang as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.d: Re-elect Mr. Ding Zhong De as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.e: Re-elect Mr. Zhou Jun as a Director                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.f: Re-elect Mr. Leung Pak To, Francis as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.g: Authorize the Board to fix the                              ISSUER          YES          FOR               FOR
Directors' remuneration

PROPOSAL #4.: Re-appoint Messrs. Deloitte Touche                           ISSUER          YES          FOR               FOR
Tohmatsu as the Auditor and authorize the Directors
to fix the Auditor's remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
subject during the Relevant Period [as specified] to
repurchase ordinary shares in the capital of the
Company [Shares] on The Stock Exchange of Hong Kong
Limited [Stock Exchange] or on any other stock
exchange on which the securities of the Company may
be listed and recognized by the Securities and
Futures Commission and the Stock Exchange for this
purpose, subject to and in accordance with all
applicable laws and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange or any other stock exchange as amended from
time to time and the aggregate nominal amount of the
shares which the Company to repurchase pursuant to
this resolution shall not exceed 10% of the aggregate
 nominal amount of the shares in issue at the date of
 the passing of this resolution; [Authority expires
at the earlier of the conclusion of the next AGM of
the Company; or the expiration of the period within
which the next AGM of the Company is required by the
Articles of Association of the Company or any
applicable laws of Hong Kong to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares in
the capital of the Company and to make or grant
offers, agreements and options which would or might
require the exercise of such powers, during and after
 the relevant period, and the aggregate nominal
amount of share capital allotted, issued or dealt
with or agreed conditionally or unconditionally to be
 allotted, issued or dealt with [whether pursuant to
an option or otherwise] by the Directors of the
Company pursuant to this resolution, otherwise than
pursuant to i) a rights issue [as specified],or ii)
the exercise of the subscription or conversion rights
 attaching to any warrants, convertible bonds or
other securities issued by the Company which are
convertible into shares of the Company, or iii) any
share option scheme or similar arrangement for the
time being adopted for the grant or issue to the
eligible participants of shares or rights to acquire
shares in the capital of the Company, or iv) any
scrip dividend or similar arrangement providing for
the allotment of shares in lieu of the whole or part
of a dividend on shares of the Company in accordance
with the Articles of Association of the Company,
shall not exceed 20% of the aggregate nominal amount
of the share capital of the Company in issue as at
the date of the passing of this resolution;
[Authority expires at the earlier of the conclusion
of the next AGM of the Company; or the expiration of
the period within which the next AGM of the Company
is required by the Articles of Association of the
Company or any applicable laws of Hong Kong to be

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 5 and 6 as specified, the aggregate
nominal amount of the shares which are repurchased or
 otherwise acquired by the Company pursuant to
Resolution 5 shall be added to the aggregate nominal
amount of the shares which may be issued pursuant to
Resolution 6, provided that such an amount shall not
exceed 10% of the aggregate nominal amount of the
share capital of the Company in issue as at the date
of the passing of this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI JIN JIANG INTERNATIONAL INDUSTRIAL     IN
  TICKER:                N/A             CUSIP:     Y7687J106
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
3.0000; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #5.: Re-appoint the Audit Firm for 2009                           ISSUER          YES          FOR               FOR

PROPOSAL #6.: Authorize the Company to provide loan                        ISSUER          YES          FOR               FOR
guarantee for its subsidiaries

PROPOSAL #7.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #8.: Re-elect the Directors                                       ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect the Supervisors                                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the allowances for the                              ISSUER          YES          FOR               FOR
Independent Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI JIN JIANG INTERNATIONAL INDUSTRIAL     IN
  TICKER:                N/A             CUSIP:     Y7687J106
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board [the                         ISSUER          YES        ABSTAIN           AGAINST
'Board'] of Directors [the 'Directors'] of the
Company for the YE 31 DEC 2008

PROPOSAL #2.: Receive the report of the Supervisory                        ISSUER          YES        ABSTAIN           AGAINST
Committee of the Company [the 'Supervisory
Committee'] for the YE 31 DEC 2008

PROPOSAL #3.: Receive the audited financial                                ISSUER          YES        ABSTAIN           AGAINST
statements and the Auditors' report of the Company
and of the group as at and for the YE 31 DEC 2008

PROPOSAL #4.: Approve the Profit Distribution Plan                         ISSUER          YES        ABSTAIN           AGAINST
and the Final Dividend Distribution Plan of the
Company for the YE 31 DEC 2008 and authorize the
Board to distribute such dividend to its shareholders

PROPOSAL #5.: Re-appointment PricewaterhouseCoopers,                       ISSUER          YES        ABSTAIN           AGAINST
Hong Kong Certified Public Accountants, and Deloitte
Touche Tohmatsu CPA Ltd as the Company's
International and PRC Auditors, respectively, to hold
 their respective office until the conclusion of the
next AGM of the Company, and to ratify and confirm
their respective remuneration fixed by the Audit
Committee of the Board

PROPOSAL #6.1: Elect Mr. Yu Minliang as a Director of                      ISSUER          YES        ABSTAIN           AGAINST
 the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.2: Elect Mr. Shen Maoxing as a Director                        ISSUER          YES        ABSTAIN           AGAINST
of the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.3: Elect Ms. Chen Wenjun as a Director of                      ISSUER          YES        ABSTAIN           AGAINST
 the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.4: Elect Mr. Yang Weimin as a Director of                      ISSUER          YES        ABSTAIN           AGAINST
 the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.5: Elect Mr. Chen Hao as a Director of                         ISSUER          YES        ABSTAIN           AGAINST
the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.6: Elect Mr. Yuan Gongyao as a Director                        ISSUER          YES        ABSTAIN           AGAINST
of the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.7: Elect Mr. Xu Zurong as a Director of                        ISSUER          YES        ABSTAIN           AGAINST
the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.8: Elect Mr. Han Min as a Director of the                      ISSUER          YES        ABSTAIN           AGAINST
 second session of the Board, for a term commencing
from the date of passing this resolution and ending
at the conclusion of the Company's AGM to be held in

PROPOSAL #6.9: Elect Mr. Kang Ming as a Director of                        ISSUER          YES        ABSTAIN           AGAINST
the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.10: Elect Mr. Ji Gang as a Director of                         ISSUER          YES        ABSTAIN           AGAINST
the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.11: Elect Mr. Xia Dawei as a Director of                       ISSUER          YES        ABSTAIN           AGAINST
the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.12: Elect Mr. Sun Dajian as a Director of                      ISSUER          YES        ABSTAIN           AGAINST
 the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.13: Elect Dr. Rui Mingjie as a Director                        ISSUER          YES        ABSTAIN           AGAINST
of the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.14: Elect Mr. Yang Menghua as a Director                       ISSUER          YES        ABSTAIN           AGAINST
of the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to
be held in 2012

PROPOSAL #6.15: Elect Dr. Tu Qiyu as a Director of                         ISSUER          YES        ABSTAIN           AGAINST
the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to

PROPOSAL #6.16: Elect Mr. Shen Chengxiang as a                             ISSUER          YES        ABSTAIN           AGAINST
Director of the second session of the Board, for a
term commencing from the date of passing this
resolution and ending at the conclusion of the
Company's AGM to be held in 2012

PROPOSAL #6.17: Elect Mr. Lee Chung Bo as a Director                       ISSUER          YES        ABSTAIN           AGAINST
of the second session of the Board, for a term
commencing from the date of passing this resolution
and ending at the conclusion of the Company's AGM to
be held in 2012

PROPOSAL #7.: Authorize the Board to determine the                         ISSUER          YES        ABSTAIN           AGAINST
remuneration of the Directors of the second session
of the Board

PROPOSAL #8.1: Elect Ms. Jiang Ping as a Supervisor                        ISSUER          YES        ABSTAIN           AGAINST
of the second session of the Supervisory Committee,
for a term commencing from the date of passing this
resolution and ending at the conclusion of the
Company's AGM to be held in 2012

PROPOSAL #8.2: Elect Mr. Zhou Qiquan as a Supervisor                       ISSUER          YES        ABSTAIN           AGAINST
of the second session of the Supervisory Committee,
for a term commencing from the date of passing this
resolution and ending at the conclusion of the
Company's AGM to be held in 2012

PROPOSAL #8.3: Elect Mr. Wang Guoxing as a Supervisor                      ISSUER          YES        ABSTAIN           AGAINST
 of the second session of the Supervisory Committee,
for a term commencing from the date of passing this
resolution and ending at the conclusion of the
Company's AGM to be held in 2012

PROPOSAL #8.4: Elect Mr. Ma Mingju as a Supervisor of                      ISSUER          YES        ABSTAIN           AGAINST
 the second session of the Supervisory Committee, for
 a term commencing from the date of passing this
resolution and ending at the conclusion of the
Company's AGM to be held in 2012

PROPOSAL #9.: Authorize the Board to determine the                         ISSUER          YES        ABSTAIN           AGAINST
remuneration of the Supervisors of the second session
 of the Supervisory Committee

PROPOSAL #S.10: Authorize the Board, an unconditional                      ISSUER          YES        ABSTAIN           AGAINST
 general mandate to issue, allot and deal with
additional shares in the capital of the Company,
whether Domestic Shares or H Shares, and to make or
grant offers, agreements and options in respect
thereof, subject to the following conditions: [a]
such mandate shall not extend beyond the Relevant
Period save that the Board may during the Relevant
Period make or grant offers, agreements and options
which might require the exercise of such powers after
 the end of the Relevant Period; [b] the aggregate
nominal amount of shares allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Board shall not exceed: [i] 20% of the aggregate
nominal amount of Domestic Shares of the Company in
issue; and/or [ii] 20% of the aggregate nominal
amount of H Shares of the Company in issue, in each
case as of the date of this resolution; and [c] the
Board will only exercise its power under such mandate
 in accordance with the Company Law of the PRC and
the Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited ['Listing Rules']
 [as the same may be amended from time to time] and
only if all necessary approvals from China Securities
 Regulatory Commission and/or other relevant PRC
government authorities are obtained; [Authority
expires at the conclusion of the next AGM of the
Company following the passing of this resolution; or
the expiration of the 12-month period following the
passing of this resolution] and contingent on the
Board resolving to issue shares pursuant to sub-
Paragraph [1] of this resolution, [a] approve,
execute and do or procure to be executed and done,
all such documents, deeds and things as it may
consider necessary in connection with the issue of
such new shares including, without limitation, the
time and place of issue, making all necessary
applications to the relevant authorities, entering
into underwriting agreements [or any other
agreements]; [b] to determine the use of proceeds and
 to make all necessary filings and registrations with
 the relevant PRC, Hong Kong and other authorities;
[c] to increase the registered capital of the Company
 in accordance with the actual increase of capital by
 issuing shares pursuant to sub-Paragraph [1] of this
 resolution, to register the increased capital with
the relevant authorities in the PRC and to make such
amendments to the Articles of Association of the
Company as it thinks fit so as to reflect the

PROPOSAL #S.11: Amend to the Articles of Association                       ISSUER          YES        ABSTAIN           AGAINST
of the Company [as specified] and authorize any
Director or Joint Company Secretary of the Company to
 do all such acts as he deems fit to effect the
amendments and to make relevant registrations and
filings in accordance with the relevant requirements
of the applicable laws and regulations in the PRC and
 Hong Kong and the Listing Rules

PROPOSAL #12.: Approve proposals [if any] put forward                      ISSUER          YES        ABSTAIN             FOR
 at such meeting by any shareholder[s] of the Company
 holding 5% or more of the Company's shares carrying
the right to vote at such meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI JINJIANG INTERNATIONAL HOTEL DEVELOPMENT
  TICKER:                N/A             CUSIP:     Y7688C100
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Proposal: 1) cash dividend/10 shares [tax included]:
CNY 3.5000; 2) bonus issue from profit [share/10
shares]: none; 3) bonus issue from capital reserve
[share/10 shares]: none

PROPOSAL #5.: Approve the payment of auditing fees                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint the Audit Firm for 2009                           ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the implementation status of                         ISSUER          YES          FOR               FOR
2008 continuing connected transactions and estimated
2009 continuing connected transactions

PROPOSAL #8.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect the Directors and recommended                       ISSUER          YES          FOR               FOR
candidates for the Directors

PROPOSAL #10.: Re-elect the Supervisors and                                ISSUER          YES          FOR               FOR
recommended candidates for the Supervisors

PROPOSAL #11.: Approve the allowance for the                               ISSUER          YES        AGAINST           AGAINST
Independent Directors

PROPOSAL #12.: Approve the 2008 work report by an                          ISSUER          YES        ABSTAIN           AGAINST
Independent Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI JINQIAO EXPORT PROCESSING ZONE DEVELOPMEN
  TICKER:                N/A             CUSIP:     Y4443D101
  MEETING DATE:          12/15/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's eligibility for                        ISSUER          YES          FOR               FOR
issue of convertible bonds with detachable call
warrants

PROPOSAL #2.: Approve the plan for issue of                                ISSUER          YES          FOR               FOR
convertible bonds with detachable call warrants

PROPOSAL #3.: Approve the special statements on the                        ISSUER          YES          FOR               FOR
use of previous raised funds

PROPOSAL #4.: Approve the feasibility report for the                       ISSUER          YES          FOR               FOR
use of proceeds from the above issue

PROPOSAL #5.: Approve the purchase of an engineering                       ISSUER          YES          FOR               FOR
project from a Subsidiary in relation to the above
issue

PROPOSAL #6.: Amend the regulations on Fund Raising                        ISSUER          YES          FOR               FOR
Management

PROPOSAL #7.: Approve the formulation of the                               ISSUER          YES          FOR               FOR
regulations on connected transaction Management

PROPOSAL #8.: Approve to change the Supervisors                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI JINQIAO EXPORT PROCESSING ZONE DEVELOPMEN
  TICKER:                N/A             CUSIP:     Y4443D101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the work report of the Board of                      ISSUER          YES          FOR               FOR
 Directors

PROPOSAL #2.: Receive the work report of the                               ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Receive the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Approve the 2009 operational plan and                        ISSUER          YES          FOR               FOR
financial budget

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
1.2500; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #6.: Receive the 2008 annual report                               ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint the Audit Firm and Auditing                       ISSUER          YES          FOR               FOR
Fee

PROPOSAL #8.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the merger with a Company                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI LUJIAZUI FIN & TRADE ZONE DEV LTD
  TICKER:                N/A             CUSIP:     Y7686Q119
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
1.1400; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #5.: Approve the 2009 financial budget report                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the 2009 remuneration for the                        ISSUER          YES          FOR               FOR
Company's Management team

PROPOSAL #7.: Approve the 2009 financing volume                            ISSUER          YES          FOR               FOR
control
PROPOSAL #8.: Appoint the Audit Firm for 2009                              ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the by-election of a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #10.: Amend the Company's Articles of                             ISSUER          YES          FOR               FOR
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI MECHANICAL & ELECTRICAL INDUSTRY CO LTD
  TICKER:                N/A             CUSIP:     Y7691T108
  MEETING DATE:          1/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Audit firm for                         ISSUER          YES          FOR               FOR
2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI MECHANICAL & ELECTRICAL INDUSTRY CO LTD
  TICKER:                N/A             CUSIP:     Y7691T108
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #2.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #3.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #4.: Receive the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
1.0000; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital

PROPOSAL #6.: Re-appoint the Audit Firm for 2009                           ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect the Directors                                       ISSUER          YES          FOR               FOR

PROPOSAL #8.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #9.: Approve the CNY 130 Million Guanrantee                       ISSUER          YES          FOR               FOR
Quota for a Company

PROPOSAL #10.: Approve the 2009 continuing connected                       ISSUER          YES          FOR               FOR
transactions

PROPOSAL #11.: Re-elect the Supervisors                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI OUTER GAOQIAO FREE TRADE ZONE DEV LTD
  TICKER:                N/A             CUSIP:     Y7688F103
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report and 2009 financial budge report

PROPOSAL #4.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
0.0000 2) bonus issue from profit [share/10 shares]:
none 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #5.: Approve the 2009 plan of financing,                          ISSUER          YES        AGAINST           AGAINST
guarantee and entrusted loan

PROPOSAL #6.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #7.: Approve to change the Directors                              ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the By-election of Supervisors                       ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the adjustment to the                                ISSUER          YES          FOR               FOR
allowances of the Independent Directors

PROPOSAL #10.: Re-appoint the Audit Firm                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI ZHENHUA PORT MACHY CO LTD
  TICKER:                N/A             CUSIP:     Y7699F100
  MEETING DATE:          9/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Company's eligibility for                        ISSUER          YES        AGAINST           AGAINST
non-public offering

PROPOSAL #2.: Approve the structure of the offering                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Approve the preliminary plan of the                          ISSUER          YES        AGAINST           AGAINST
offering

PROPOSAL #4.: Approve the feasibility report on the                        ISSUER          YES        AGAINST           AGAINST
use of raised proceeds from the offering

PROPOSAL #5.: Approve to enter a share subscription                        ISSUER          YES        AGAINST           AGAINST
agreement and a share transfer agreement and the
related supplement agreements with a shareholder

PROPOSAL #6.: Approve the statement on previous                            ISSUER          YES        AGAINST           AGAINST
raised proceeds

PROPOSAL #7.: Approve the significant connected                            ISSUER          YES        AGAINST           AGAINST
transactions related to the offering

PROPOSAL #8.: Approve the biggest shareholder to                           ISSUER          YES        AGAINST           AGAINST
entrust the Company with the Management of 2 other
Company's

PROPOSAL #9.: Approve the exemption of tender offer                        ISSUER          YES        AGAINST           AGAINST
obligation from the biggest shareholder for
increasing its shares take in the Company

PROPOSAL #10.: Authorize the Board for matters                             ISSUER          YES        AGAINST           AGAINST
dealing with the offering

PROPOSAL #11.: Approve to Revised Management rules on                      ISSUER          YES          FOR               FOR
 raised proceeds

PROPOSAL #12.: Approve to provide guarantee for a                          ISSUER          YES          FOR               FOR
subsidiary

PROPOSAL #13.: Approve to adjust compensations for                         ISSUER          YES          FOR               FOR
the Independent Directors

PROPOSAL #14.: Elect the Supervisors                                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI ZHENHUA PORT MACHY CO LTD
  TICKER:                N/A             CUSIP:     Y7699F100
  MEETING DATE:          11/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to draw a proportion from the                        ISSUER          YES        ABSTAIN           AGAINST
over fulfillment profit as encouragement for
Management Team and Zhenhua Meritorious workers and
set up Zhenhua Meritorious workers fund

PROPOSAL #2.: Approve to issue medium-term financial                       ISSUER          YES        ABSTAIN           AGAINST
bills

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGHAI ZHENHUA PORT MACHY CO LTD
  TICKER:                N/A             CUSIP:     Y7699F100
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Receive the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Receive the 2008 work report by                              ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #4.: Receive the 2008 work report by                              ISSUER          YES          FOR               FOR
President
PROPOSAL #5.: Receive the 2008 annual report and its                       ISSUER          YES          FOR               FOR
summary

PROPOSAL #6.: Receive the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #7.: Approve the 2008 profit distribution                         ISSUER          YES          FOR               FOR
proposal 1] cash dividend/10 shares [tax included]:
CNY 0.3400; 2] bonus issue from profit [share/10
shares]: 3.0; 3] bonus issue from capital reserve
[share/10 shares]: none

PROPOSAL #8.: Approve to change the Company name                           ISSUER          YES          FOR               FOR

PROPOSAL #9.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the appraisal for Zhenhua                           ISSUER          YES          FOR               FOR
outstanding contribution award and foundation of
Zhenhua outstanding contribution award fund

PROPOSAL #11.: Approve the issue of short-term                             ISSUER          YES          FOR               FOR
financing bills

PROPOSAL #12.: Re-appoint the domestic audit firm for                      ISSUER          YES          FOR               FOR
 2009

PROPOSAL #13.: Amend the rules of procedures for                           ISSUER          YES        AGAINST           AGAINST
Independent Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGRI-LA ASIA LTD
  TICKER:                N/A             CUSIP:     G8063F106
  MEETING DATE:          9/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Master Joint                          ISSUER          YES          FOR               FOR
Venture Agreement [a copy of which has been produced
to this meeting marked 'A' and signed by the Chairman
 hereof for the purpose of identification] and the
transactions contemplated there under; authorize the
Board of Directors of the Company to take all such
actions as it considers necessary or desirable to
implement and give effect to the Master Joint Venture
 Agreement and the transactions contemplated

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGRI-LA ASIA LTD
  TICKER:                N/A             CUSIP:     G8063F106
  MEETING DATE:          12/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the Supplemental                          ISSUER          YES          FOR               FOR
Agreement [as specified] and the transactions
contemplated there under; and authorize the Board of
Directors of the Company to take all such actions as
it considers necessary or desirable to implement and
give effect to the Supplemental Agreement and the
transactions contemplated there under, for the
purposes of this resolution, the term Supplemental
Agreement shall have the same definition as specified
 in the circular to the shareholders of the Company
dated 25 NOV 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGRI-LA ASIA LTD
  TICKER:                N/A             CUSIP:     G8063F106
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect the Retiring Director                               ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve and ratify the Novation Deed [a                      ISSUER          YES          FOR               FOR
 copy of which has been produced to this meeting
marked 'A' and signed by the Chairman hereof for the
purpose of identification] and the Transactions; and
authorize the Board of Directors of the Company to
take all such actions as it considers necessary or
desirable to implement and give effect to the
Novation Deed and the Transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHANGRI-LA ASIA LTD
  TICKER:                N/A             CUSIP:     G8063F106
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.1: Re-elect Mr. Lui Man Shing as a                             ISSUER          YES          FOR               FOR
Director, who retires

PROPOSAL #3.2: Re-elect Mr. Wong Kai Man as a                              ISSUER          YES          FOR               FOR
Director, who retires

PROPOSAL #4.: Approve to fix the Directors' fees                           ISSUER          YES          FOR               FOR
[including fees payable to members of the Audit and
Remuneration Committees]

PROPOSAL #5.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors and authorize
the Directors of the Company to fix their remuneration

PROPOSAL #6.A: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, to allot and issue additional shares in the
share capital of the Company and to make or grant
offers, agreements and options which would or might
require the exercise of such power during and after
the relevant period, not exceeding 20% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of the passing of
this resolution and the said approval shall be
limited accordingly, otherwise than pursuant to: i) a
 rights issue [as specified]; ii) the exercise of any
 option under any Share Option Scheme or similar
arrangement for the grant or issue to option holders
of shares in the Company; iii) any scrip dividend
scheme or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares of the Company in accordance with
 the Bye-laws of the Company; and (iv) any specific
authority; [Authority expires the earlier at the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Bye-laws of the
Company or any applicable Laws of Bermuda to be held]

PROPOSAL #6.B: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to repurchase its own shares on The Stock Exchange
of Hong Kong Limited [the HKSE] or on any other stock
 exchange on which the shares of the Company may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and the HKSE for this purpose
 or on the Singapore Exchange Securities Trading
Limited, subject to and in accordance with all
applicable Laws and the requirements of the Rules
Governing the Listing of Securities on the HKSE or
that of any other stock exchange as amended from time
 to time [as the case may be], during the relevant
period, not exceeding 10% of the aggregate nominal
amount of the share capital of the Company in issue
as at the date of the passing of this resolution;
[Authority expires the earlier at the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Bye-Laws of the Company or any
applicable Laws of Bermuda to be held]

PROPOSAL #6.C: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolution 6B, the general mandate granted to the
Directors of the Company and for the time being in
force to exercise the powers of the Company to allot
shares, by the addition to the aggregate nominal
amount of the share capital which may be allotted or
agreed conditionally or unconditionally to be
allotted by the Directors of the Company pursuant to
such general mandate of an amount representing the
aggregate nominal amount of the share capital of the
Company repurchased by the Company under the
authority granted by the Resolution 6B, provided that
 such amount shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of the passing of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHARP CORPORATION
  TICKER:                N/A             CUSIP:     J71434112
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Continuation of Plan Regarding Large-                        ISSUER          YES        AGAINST           AGAINST
Scale Purchases of Sharp Corporation Shares (Takeover
 Defense Plan)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHAW COMMUNICATIONS INC
  TICKER:                N/A             CUSIP:     82028K200
  MEETING DATE:          1/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint Ernst & Young LLP as the                             ISSUER          YES          FOR               FOR
Auditors of the Corporation

PROPOSAL #3.: Approve the amendments to the                                ISSUER          YES        AGAINST           AGAINST
Corporation's Stock Option Plan, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN CHIWAN WHARF HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     Y1565S106
  MEETING DATE:          5/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Receive the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [tax included]: CNY
5.0000; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #5.: Re-appoint the Company's Audit Firm                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #7.: Approve the formulation and                                  ISSUER          YES          FOR               FOR
implementation of the Share Incentive Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y7741B107
  MEETING DATE:          12/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1.A: Elect Mr. Yang Hai as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #1.1.B: Elect Mr. Wu Ya De as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #1.1.C: Elect Mr. Li Jing Qi as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.1.D: Elect Mr. Zhao Jun Rong as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.1.E: Elect Mr. Tse Yat Hong as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #1.1.F: Elect Mr. Lin Xiang Ke as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.1.G: Elect Ms. Zhang Yang as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.1.H: Elect Mr. Chiu Chi Cheong, Clifton                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #1.2.A: Elect Mr. Lam Wai Hon, Ambrose as an                      ISSUER          YES          FOR               FOR
 Independent Non-executive Director

PROPOSAL #1.2.B: Elect Mr. Ting Fook Cheung, Fred as                       ISSUER          YES          FOR               FOR
an Independent Non-executive Director

PROPOSAL #1.2.C: Elect Mr. Wang Hai Tao as an                              ISSUER          YES        AGAINST           AGAINST
Independent Non-executive Director

PROPOSAL #1.2.D: Elect Mr. Zhang Li Min as an                              ISSUER          YES          FOR               FOR
Independent Non-executive Director

PROPOSAL #2.A: Approve to re-elect or appoint Mr.                          ISSUER          YES          FOR               FOR
Jiang Lu Ming as the shareholders' representative
supervisors of the fifth session of the Supervisory
Committee of the Company

PROPOSAL #2.B: Approve to re-elect or appoint Mr.                          ISSUER          YES          FOR               FOR
Yang Qin Hua as the shareholders' representative
supervisors of the 5th session of the Supervisory
Committee of the Company

PROPOSAL #3.: Approve the remuneration of the 5th                          ISSUER          YES          FOR               FOR
session of the Board of Directors and the Supervisory
 Committee of the Company and authorize the Board of
Directors of the Company to approve Directors'
service contracts and other relevant documents; and
authorize any Executive Director to sign on behalf of
 the Company all relevant contracts and other
relevant documents and to deal with all other
necessary relevant matters in connection therewith

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y7741B107
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, a general mandate [General Mandate] to
issue debentures denominated in Renminbi
['Debentures'], in one or more tranches, including
but not limited to medium-term notes, short-term
commercial paper, asset-backed commercial paper,
corporate bonds etc, from the date on which this
resolution is approved to the date on which the 2009
AGM is held with a maximum outstanding repayment
amount of the Debentures to be issued under this
general mandate not exceeding RMB 3 billion in
aggregate and the issue size for each category of
Debentures not exceeding the limit of that category
of Debentures that may be issued under relevant
national laws and regulations; the Board of Directors
 or any 2 Directors of the Company, to determine and
approve the specific terms, conditions and related
matters of the Debentures to be issued under the
general mandate according to the needs of the Company
 and the market condition and to prepare and execute
all necessary documents, and make all necessary
arrangement for the implementation of the issue of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y7741B107
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Directors for the year 2008

PROPOSAL #2.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Supervisory Committee for the year 2008

PROPOSAL #3.: Approve the audited accounts for the                         ISSUER          YES          FOR               FOR
year 2008

PROPOSAL #4.: Approve the distribution scheme of                           ISSUER          YES          FOR               FOR
profits for the year 2008 [including declaration of
final dividend]

PROPOSAL #5.: Approve the budget report for the year                       ISSUER          YES          FOR               FOR
2009

PROPOSAL #6.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers [Certified Public Accountants,
 Hong Kong] as the International Auditors and
PricewaterhouseCoopers Zhong Tian CPAs Company Ltd.
as the Statutory Auditors of the Company for 2009 at
the annual audit fees of RMB 3,350,000 in total

PROPOSAL #7.: Approve the formulation of the                               ISSUER          YES          FOR               FOR
Management measures for the special fees of 3 meetings

PROPOSAL #S.8.1: Amend the Articles of Association                         ISSUER          YES          FOR               FOR
and authorize the any one of Directors of the Company
 to file with and/or obtain approvals from the
relevant PRC Government authorities and to complete
relevant procedures

PROPOSAL #S.8.2: Amend the rules of procedures for                         ISSUER          YES          FOR               FOR
the shareholders' general meetings and authorize the
any one of Directors of the Company to file with
and/or obtain approvals from the relevant PRC
Government authorities and to complete relevant

PROPOSAL #S.8.3: Amend the rules of procedures of the                      ISSUER          YES          FOR               FOR
 Board of Directors and authorize the any one of
Directors of the Company to file with and/or obtain
approvals from the relevant PRC Government
authorities and to complete relevant procedures

PROPOSAL #S.8.4: Amend the rules of procedures for                         ISSUER          YES          FOR               FOR
the Supervisory Committee and authorize the any one
of Directors of the Company to file with and/or
obtain approvals from the relevant PRC Government
authorities and to complete relevant procedures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN INTERNATIONAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G8086V104
  MEETING DATE:          7/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the disposal [the 'Disposal                         ISSUER          YES          FOR               FOR
Mandate'] of up to 117,143,627 A shares ['CSG A
Shares'] [or if any of the CSG A Shares have been
disposed of before the date of the SGM, the maximum
amount of CSG A Shares of this item (i) that is
subject to this Disposal Mandate will be the
difference between 117,143,627 CSG A Shares and the
number of CSG A Shares actually disposed of by the
Company or through one or more of the subsidiaries of
 the Company [the 'Group'] from 12 JUN 2008 up to the
 date of the SGM] and up to 16,042,277 CSG A Shares
held by the Group which are expected to become
tradable by 24 MAY 2009 [these 16,042,277 CSG A
Shares are referred to as 'Additional CSG A Shares']
[the CSG A Shares referred to in item i) above and
the Additional CSG A Shares are collectively also
known as 'CSG A Shares'], in [CSG Holding Co., Ltd.],
 a joint stock limited company incorporated in the
People Republic of China with limited liability,
whose A shares and B shares are listed on the
Shenzhen Stock Exchange ['SSE'] by the Group, for a
period of 12 months from the date of passing of this
resolution the Group will dispose of the CSG A Shares
 in the open market through the SSE trading system;
and the selling price of the CSG A Shares will be the
 market price of the CSG A Shares at the relevant
times market price refers to the price allowed under
the trading system of the SSE, but will not be less
than the net book value per non-freely tradable CSG A
 Share of RMB8 [equivalent to approximately HKD 8.41]
 as stated in the Group audited consolidated
financial statements for the FYE 31 DEC 2007; and in
relation to the Additional CSG A Shares only, the
Directors shall only dispose of the Additional CSG A
Shares after they are freely tradable under the
applicable PRC laws and regulations, which is
expected to be on or after 24 MAY 2009

PROPOSAL #2.: Approve, Conditional upon the passing                        ISSUER          YES          FOR               FOR
of resolution 1 above, the disposal mandate given by
ordinary resolution of the shareholders of the
Company at the SGM held on 10 SEP 2007 in relation to
 the disposal of certain A shares in CSG Holding Co.,
 Ltd., to the extent that the transaction(s) for such
 disposal has not been entered into by the Group

PROPOSAL #3.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to do all things, including but not limited to the
execution of all documents, which the Directors deem
to be necessary or desirable to effect the foregoing
or in connection with the Disposal Mandate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN INTERNATIONAL HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G8086V104
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the audited                             ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and of the Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare the final dividend for the YE                        ISSUER          YES          FOR               FOR
31 DEC 2008

PROPOSAL #3.i: Re-elect Mr. Liu Jun as a Director                          ISSUER          YES          FOR               FOR

PROPOSAL #3.ii: Re-elect Mr. Wang Dao Hai as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.iii: Re-elect Mr. Ding Xun as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.iv: Re-elect Mr. Nip Yun Wing as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.v: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint the Auditor of the Company                        ISSUER          YES          FOR               FOR
and authorize the Board of Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to repurchase shares of the Company on the Stock
Exchange of Hong Kong Limited [the Stock Exchange],
subject to and in accordance with all applicable laws
 and requirements of the Rules Governing the Listing
of Securities on the Stock Exchange as amended from
time to time, the aggregate nominal amount of shares
of the Company which may be purchased by the Company
pursuant to this resolution, during the relevant
period shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue
at the date of passing this resolution, and the said
approval shall be limited accordingly; and [Authority
 expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Bye-Laws of the Company or any applicable Laws

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and otherwise deal with additional
shares in the capital of the Company and to make or
grant offers, agreements and options [including
warrants, bonds and debentures convertible into
shares of the Company] during and after the relevant
period, subject to and in accordance with all
applicable laws, the aggregate nominal amount of
share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to
an option or otherwise] and otherwise than pursuant
to i) a rights issue ii) an issue of shares upon the
exercise of subscription rights or conversion rights
under any warrants of the Company or any securities
of the Company which are convertible into shares of
the Company; iii) an issue of shares as scrip
dividends pursuant to the Bye-Laws of the Company
from time to time; or iv) an issue of shares under
any option scheme or similar arrangement for the time
 being adopted of the Company, shall not exceed 20%
of the aggregate nominal amount of the share capital
of the Company in issue as at the date of this
resolution and the said approval shall be limited
accordingly[Authority expires at the conclusion of
the next AGM of the Company; or the expiration of the
 period within which the next AGM of the Company is
required by the Bye-Laws of the Company or any

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 5 and 6, the aggregate nominal amount
of the shares which shall have been repurchased by
the Company pursuant to and in accordance with
Resolution 5 shall be added to the aggregate nominal
amount of the shares which may be allotted or agreed
conditionally or unconditionally to be allotted by
the Directors of the Company pursuant to and in
accordance with Resolution 6, provided that such
additional amount shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing this

PROPOSAL #S.8: Amend Bye-Law 1, Bye-Law 46, Bye-Law                        ISSUER          YES          FOR               FOR
176, Bye-Law 177, Bye-Law 178A, Bye-Law 178 and Bye-
Law 181 of the Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN INVESTMENT LTD
  TICKER:                N/A             CUSIP:     Y7743P120
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the report of the Directors and the
independent Auditors' report for the year ended 31

PROPOSAL #2.: Declare a final dividend for the year                        ISSUER          YES          FOR               FOR
ended 31 DEC 2008

PROPOSAL #3.A: Re-elect Mr. Hu Aimin as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.B: Re-elect Mr. Liu Weijin as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.C: Re-elect Mr. Wong Po Yan as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.D: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' fees

PROPOSAL #4.: Re-appoint Auditors of the Company and                       ISSUER          YES          FOR               FOR
authorize the Board to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to this resolution, to repurchase shares in
the capital of the Company during the relevant
period, on The Stock Exchange of Hong Kong Limited
[the Stock Exchange]or any other stock exchange on
which the securities of the Company may be listed and
 is recognized by the Securities and Futures
Commission and the Stock Exchange for this purpose,
subject to and in accordance with all applicable laws
 and/or the requirements of the Rules Governing the
Listing of Securities on the Stock Exchange as
amended from time to time, not exceeding 10% of the
aggregate nominal amount of the share capital of the
Company; [Authority expires the earlier of the
conclusion of the AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is to be held by law]; and the
revocation or variation of the authority given under
this Resolution by an ordinary resolution of the

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this resolution and pursuant to Section
57B of the Companies Ordinance, to allot, issue and
deal with additional shares in the capital of the
Company and make or grant offers, agreements and
options, including warrants, during and after the
relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the
Company, otherwise than pursuant to i) a rights
issue; or ii) the exercise of rights of subscription
or conversion under the terms of any existing
warrants, bonds, debentures, notes or other
securities issued by the Company which carry rights
to subscribe for or are convertible into shares of
the Company; or iii) the exercise of options granted
under any option scheme or similar arrangement for
the time being adopted for the grant or issue of
shares or rights to acquire shares in the Company; or
 iv) any scrip dividend or similar arrangement
providing for the allotment of shares in lieu of the
whole or part of a dividend on shares of the Company
in accordance with the articles of association of the
 Company; [Authority expires the earlier of the
conclusion of the next AGM or the expiration of the
period within which the next AGM is to be held by
law] ]; and the revocation or variation of the
authority given under this Resolution by an ordinary
resolution of the members of the Company in general

PROPOSAL #7.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolution 5 and 6 to convening this meeting, the
general mandate granted to the Directors of the
Company to exercise the powers of the Company to
allot, issue and deal with additional shares in the
Company pursuant to Resolution 6, by extended by the
addition thereto of an amount representing the
aggregate nominal amount of the share capital of the
Company repurchased by the Company under the
authority granted pursuant to Resolution 5, provided
that such extended amount shall not exceed 10% of the
 aggregate nominal amount of the share capital of the
 Company in issue as at the date of the passing of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN SPECIAL ECONOMIC ZONE REAL ESTATE AND PRO
  TICKER:                N/A             CUSIP:     Y7741W101
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect the Board Directors                                 ISSUER          YES          FOR               FOR

PROPOSAL #2.: Re-elect the Supervisors                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHENZHEN SPECIAL ECONOMIC ZONE REAL ESTATE AND PRO
  TICKER:                N/A             CUSIP:     Y7741W101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1) cash dividend/10 shares [Tax included]: CNY
0.0000; 2) bonus issue from profit [share/10 shares]:
 none; 3) bonus issue from capital reserve [share/10
shares]: none

PROPOSAL #4.: Receive the 2008 annual report                               ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve to make up losses in previous                        ISSUER          YES          FOR               FOR
yeas with the surplus reserves

PROPOSAL #6.: Approve the 2009 financial budget                            ISSUER          YES          FOR               FOR

PROPOSAL #7.: Receive the 2008 working report of the                       ISSUER          YES          FOR               FOR
Independent Directors

PROPOSAL #8.: Re-appoint the Company's Audit Firm                          ISSUER          YES          FOR               FOR

PROPOSAL #9.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #10.: Amend the Company's rules over                              ISSUER          YES          FOR               FOR
procedures for the Board of Directors

PROPOSAL #11.: Amend the Company's rules over                              ISSUER          YES          FOR               FOR
procedures for the Supervisory Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIKOKU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J72079106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3: Approve Purchase of Own Shares                                ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMA SEIKI MFG.,LTD.
  TICKER:                N/A             CUSIP:     J72273105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Corporate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMACHU CO.,LTD.
  TICKER:                N/A             CUSIP:     J72122104
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Corporate Auditors

PROPOSAL #5.: Approve Payment of Accrued Benefits                          ISSUER          YES        AGAINST           AGAINST
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMADZU CORPORATION
  TICKER:                N/A             CUSIP:     J72165129
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMAMURA CO.,LTD.
  TICKER:                N/A             CUSIP:     J72208101
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMANO INC.
  TICKER:                N/A             CUSIP:     J72262108
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #5: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMAO PPTY HLDGS LTD
  TICKER:                N/A             CUSIP:     G81043104
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited                                ISSUER          YES          FOR               FOR
consolidated financial statements together with the
reports of the Directors and the Auditor of the
Company for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008 to the shareholders of the Company

PROPOSAL #3.i: Re-elect Mr. Hui Sai Tan, Jason as an                       ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.ii: Re-elect Ms. Kan Lai Kuen, Alice as                        ISSUER          YES          FOR               FOR
an Independent Non-Executive Director of the Company

PROPOSAL #3.iii: Re-elect Mr. Gu Yunchang as an                            ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company

PROPOSAL #3.iv: Re-elect Mr. Lam Ching Kam as an                           ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company

PROPOSAL #3.v: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES        AGAINST           AGAINST
the Auditor of the Company and authorize the Board of
 Directors of the Company to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
[Director] to allot, issue and otherwise deal with
additional ordinary shares of the Company or
securities convertible into shares, or options,
warrants or similar rights to subscribe for any
shares and to make or grant offers, agreements and
options which would or might require the exercise of
such powers, subject to and in accordance with all
applicable laws, of this resolution shall be in
addition during and after the relevant period and the
 aggregate nominal amount of the share capital
allotted, issued or otherwise dealt with or agreed
conditionally or unconditionally to be allotted,
issued or otherwise dealt with [whether pursuant to
an option or otherwise] by the Directors otherwise
than pursuant to: i) a rights issue [as specified];
or ii) the exercise of rights of subscription or
conversion under the terms of any warrants issued by
the Company or any securities which are convertible
into shares of the Company; or iii) the exercise of
any option granted under the share option scheme or
similar arrangement for the time being adopted or to
be adopted for the grant or issue to officers and/or
employees of the Company and/or any of its
subsidiaries, of options to subscribe for, or rights
to acquire shares of the Company; or iv) any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares of the Company in accordance with
 the Articles of Association of the Company
[Articles] in force from time to time, shall not
exceed 20% of the aggregate nominal amount of the
share capital of the Company in issue as at the date
of passing of this resolution; [Authority expires the
 earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by any
applicable laws or the Articles to be held]

PROPOSAL #6.: Authorize the Directors to repurchase                        ISSUER          YES          FOR               FOR
shares of the Company during the relevant period, on
The Stock Exchange of Hong Kong Limited [Stock
Exchange] or any other stock exchange on which the
shares of the Company have been or may be listed and
recognized by the Securities and Futures Commission
and the Stock Exchange for this purposes, subject to
and in accordance with all applicable laws and
requirements, of the Rules Governing the Listing of
Securities on the Stock Exchange as amended from time
 to time [Listing Rules], during the relevant period,
 not exceeding 10% of the aggregate nominal amount of
 the share capital of the Company at the date of
passing this resolution; [Authority expires the
earlier of the conclusion of the AGM of the Company
or the expiration of the period within which the next
 AGM of the Company is required by any applicable
laws or the Articles to be held]

PROPOSAL #7.: Approve, conditional upon Resolutions 5                      ISSUER          YES        AGAINST           AGAINST
 and 6, the aggregate nominal amount of the share
capital of the Company which shall have been
repurchased by the Company under the authority
granted to the Directors as in Resolution 6 [up to a
maximum of 10% of the aggregate nominal amount of the
 share capital of the Company as in Resolution 6]
shall be added to the aggregate nominal amount of the
 share capital that may be allotted, issued or
otherwise dealt with, or agreed conditionally and
unconditionally to be allotted, issued or otherwise
dealt with by the Directors pursuant to Resolution 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMAO PROPERTY HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     G81043104
  MEETING DATE:          8/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Mandate Agreement as                             ISSUER          YES          FOR               FOR
specified and authorize the Directors of the Company
to do such things as they may consider necessary to
give effect to such transaction; approve and ratify
the annual cap for the advisory fees or underwriting
commission payable by the Company to Morgan Stanley
[as defined in the Circular] in respect of any
engagement of Morgan Stanley for a transaction set
out in the mandate agreement as specified; the
provision of any uncapped indemnity by the Company to
 Morgan Stanley indemnity by the Company to Morgan
Stanley in respect of any engagement of Morgan
Stanley for a transation as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIMIZU CORPORATION
  TICKER:                N/A             CUSIP:     J72445117
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIN KONG FINANCIAL HOLDING CO LTD
  TICKER:                N/A             CUSIP:     Y7753X104
  MEETING DATE:          10/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the capital injection by                            ISSUER          YES        ABSTAIN           AGAINST
issuing new shares via private placement

PROPOSAL #A.2: Extraordinary motions                                       ISSUER          YES        ABSTAIN             FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIN KONG FINANCIAL HOLDING CO LTD
  TICKER:                N/A             CUSIP:     Y7753X104
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of assets impairment                             ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of the 2008 local unsecured                      ISSUER          NO           N/A               N/A
 corporate bonds

PROPOSAL #A.5: The status of subordinated unsecured                        ISSUER          NO           N/A               N/A
Corporate bonds

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
incorporation

PROPOSAL #B.4: Approve the proposal of capital                             ISSUER          YES          FOR               FOR
injection by issuing new shares will not exceed 2,000
 million, global depository receipt or new shares via
 private placement

PROPOSAL #B.5: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIN-ETSU CHEMICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J72810120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Increase
Board Size to 26

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Options

PROPOSAL #6: Approve Extension of Anti-Takeover                            ISSUER          YES        AGAINST           AGAINST
Defense Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINHAN FINANCIAL GROUP
  TICKER:                SHG             CUSIP:     824596100
  MEETING DATE:          3/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF FINANCIAL STATEMENTS                             ISSUER          YES          FOR               FOR
(BALANCE SHEET, INCOME STATEMENT AND STATEMENT OF
APPROPRIATION OF RETAINED EARNINGS) FOR THE FISCAL
YEAR 2008 (JANUARY 1, 2008 - DECEMBER 31, 2008)

PROPOSAL #02: APPROVAL OF REVISION TO ARTICLES OF                          ISSUER          YES        AGAINST           AGAINST
INCORPORATION

PROPOSAL #03: APPROVAL OF DIRECTOR REMUNERATION LIMIT                      ISSUER          YES          FOR               FOR

PROPOSAL #04: APPROVAL OF STOCK OPTION GRANT TO THE                        ISSUER          YES          FOR               FOR
EXECUTIVES AND EMPLOYEES OF SHINHAN FINANCIAL GROUP
AND ITS SUBSIDIARIES

PROPOSAL #5A: APPOINTMENT OF NON-EXECUTIVE DIRECTOR                        ISSUER          YES          FOR               FOR
CANDIDATE : BAEK SOON LEE

PROPOSAL #5B: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : BOO IN GO

PROPOSAL #5C: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : YOUNG WOO KIM

PROPOSAL #5D: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : YO KOO KIM

PROPOSAL #5E: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : SHEE YUL RYOO

PROPOSAL #5F: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : KE SUP YUN

PROPOSAL #5G: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : JUNG IL LEE

PROPOSAL #5H: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : SUNG BIN CHUN

PROPOSAL #5I: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : KAP YOUNG JEONG

PROPOSAL #5J: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : HAENG NAM CHUNG

PROPOSAL #5K: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : BONG YOUN CHO

PROPOSAL #5L: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : YOUNG SEOK CHOI

PROPOSAL #5M: APPOINTMENT OF OUTSIDE DIRECTOR                              ISSUER          YES          FOR               FOR
CANDIDATE : PHILIPPE REYNIEIX

PROPOSAL #6A: APPOINTMENT OF AUDIT COMMITTEE MEMBER                        ISSUER          YES          FOR               FOR
CANDIDATE : YOUNG WOO KIM

PROPOSAL #6B: APPOINTMENT OF AUDIT COMMITTEE MEMBER                        ISSUER          YES          FOR               FOR
CANDIDATE : SUNG BIN CHUN

PROPOSAL #6C: APPOINTMENT OF AUDIT COMMITTEE MEMBER                        ISSUER          YES          FOR               FOR
CANDIDATE : KAP YOUNG JEONG

PROPOSAL #6D: APPOINTMENT OF AUDIT COMMITTEE MEMBER                        ISSUER          YES          FOR               FOR
CANDIDATE : BONG YOUN CHO

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINKO ELECTRIC INDUSTRIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J73197105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINKO SECURITIES CO.,LTD.
  TICKER:                N/A             CUSIP:     J73348104
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve merger agreement between Shinko                      ISSUER          YES        AGAINST           AGAINST
 Securities Co., Ltd. and Mizuho Securities Co., Ltd.

PROPOSAL #2.: Amend the Articles of Incorporation (1)                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Amend the Articles of Incorporation (2)                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINSEGAE CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y77538109
  MEETING DATE:          11/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Merger                                           ISSUER          YES        ABSTAIN           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINSEGAE CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y77538109
  MEETING DATE:          3/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHINSEI BANK,LIMITED
  TICKER:                N/A             CUSIP:     J7385L103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIONOGI & CO.,LTD.
  TICKER:                N/A             CUSIP:     J74229105
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Directors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Presentation of Retirement Benefits to                       ISSUER          YES          FOR               FOR
a Retiring Director and Reelected Directors since
Abolishment of Retirement Benefit Systems

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIPPING CORPORATION OF INDIA LTD
  TICKER:                N/A             CUSIP:     Y7757H113
  MEETING DATE:          9/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the balance                       ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, the profit & loss account
for the YE on that date and the reports of the
Auditors and the Directors thereon

PROPOSAL #2.: Declare a dividend                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Shri A.K. Mago as a                               ISSUER          YES          FOR               FOR
Director, who retires at this meeting

PROPOSAL #4.: Re-appoint Shri A.D. Fernando as a                           ISSUER          YES          FOR               FOR
Director, who retires at this meeting

PROPOSAL #5.: Re-appoint Shri U. Sundararajan as a                         ISSUER          YES          FOR               FOR
Director, who retires at this meeting

PROPOSAL #6.: Re-appoint Shri J.N.L. Srivastava as a                       ISSUER          YES          FOR               FOR
Director, who retires at this meeting

PROPOSAL #7.: Approve to fix the remuneration of the                       ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #8.: Appoint Shri. S.C. Tripathi as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #9.: Appoint Shri. J.N. Das as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #S.10: Amend the Articles: i) by deleting                         ISSUER          YES          FOR               FOR
the Article 150(1)(d) of Articles of Association, and
 consequent renumbering of the remaining sub-clauses
of Article 150(1), ii) be deleting and modifying the
Article 150(2)(a), (e), (h), (d) of Articles of
Association, insertion od new clauses to Article
150[2][a] and [d] and consequent renumbering of the
remaining sub-clauses of the said Article; iii) by
substituting Article 151 of the Articles of
Associatiob by inserting a new Article 151; iv) by
inserting new Clause [25] in Article 166 of the
Articles of Association, as specified

PROPOSAL #S.11: Authorize the Board, upon the                              ISSUER          YES          FOR               FOR
recommendation of the Board of Directors of the
Company [the Board, which term shall be deemed to
include any Committee thereof] and in accordance with
 applicable provisions of the Companies Act, 1956, or
 any amendment or re-enactment thereof and the
provisions of the Articles of Association of the
Company and subject to the approval of competent
authority and subject to the Guidelines issued by the
 Securities and Exchange Board of India [SEBI] in
this behalf and subject to such further approvals,
consents, permissions and sanctions, as may be
necessary from appropriate authorities, consent of
Members, for capitalization of sum of INR
1,41,15,12,150 standing to the credit of the general
reserves of the Company, as may be considered
necessary by the Board, for the purpose of issue of
Bonus Shares of INR 10 each, credited as fully paid-
up equity shares to the holders of equity shares of
the Company, whose names shall appear in the register
 of Members or in the respective beneficiary account
with their respective Depositary Participants, on the
 Record Date to be determined by the Board for the
purpose, in the proportion of 1 bonus share of INR 10
 each for 2 fully paid-up equity shares of INR 10
each held by them and that the bonus shares so
distributed shall, for all purposes, be treated as an
 increase in the nominal amount in the capital of the
 Company held by each such Member, and not as income;
 that the bonus equity shares so allotted shall rank
pari passu with the existing equity shares of the
Company, from the date of creation; that the bonus
shares so allotted shall always be subject to the
terms and conditions contained in the Memorandum and
Articles of Association of the Company; that no
letter of allotment shall be issued in respect of the
 bonus shares but in the case of Members who hold
equity shares [or opt to receive the bonus shares] in
 dematerialized form, the bonus shares shall be
credited to the respective beneficiary accounts of
the Members with their respective depository
participation and in the case of Members who hold
equity shares in physical form, the share
certificates in respect of the bonus shares shall be
dispatched, within 3 months from the date of
allotment; that no fractions, if any, arising out of
the issue and allotment of the bonus shares shall be
allotted by the Company and the Company shall not
issue any certificate or coupon in respect thereof
but all such fractional entitlements, if any, shall
be consolidated and the bonus shares, in lieu
thereof, shall be allotted by the Board of, who shall
 hold the same as trustee[s] for the Members entitled
 thereto, and sell the said shares so arising on such
 date and at such rate, as deemed fit by them and pay
 to the Company the net sale proceeds thereof, after
adjusting therefrom the cost and expenses in respect
of such sale, for distribution to the Members in
proportion to their fractional entitlements; that the
 issue and allotment of the bonus shares to Non-

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIRE LTD
  TICKER:                N/A             CUSIP:     G8124V108
  MEETING DATE:          9/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Matthew Emmens as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #2.: Elect Mr. Angus Russell as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #3.: Elect Mr. Graham Hetherington as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Elect Dr. Barry Price as a Director of                       ISSUER          YES          FOR               FOR
the Company

PROPOSAL #5.: Elect Mr. David Kappler as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #6.: Elect Dr. Jeffrey Leiden as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #7.: Elect Mr. Patrick Langlois as a                              ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #8.: Elect Ms. Kate Nealon as a Director of                       ISSUER          YES          FOR               FOR
the Company

PROPOSAL #9.: Elect Mr. David Mott as a Director of                        ISSUER          YES          FOR               FOR
the Company

PROPOSAL #10.: Elect Dr. Michael Rosenblatt as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #11.: Appoint Deloitte & Touche LLP as the                        ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #12.: Authorize the audit, Compliance and                         ISSUER          YES          FOR               FOR
Risk Committee to fix the remuneration of the Auditors

PROPOSAL #13.: Grant authority to issue of equity or                       ISSUER          YES          FOR               FOR
equity-linked securities with pre-emptive rights up
to aggregate nominal amount of GBP 9,331,949

PROPOSAL #S.14: Grant authority to issue of equity or                      ISSUER          YES          FOR               FOR
 equity-linked securities without pre-emptive rights
up to aggregate nominal amount of GBP 1,399,792

PROPOSAL #S.15: Grant authority to 55,991,697                              ISSUER          YES          FOR               FOR
ordinary shares for market purchase

PROPOSAL #S.16: Approve to change the Company name to                      ISSUER          YES          FOR               FOR
 Shire Plc

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHIRE PLC
  TICKER:                N/A             CUSIP:     G8124V108
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts for the                       ISSUER          YES          FOR               FOR
YE 31 DEC 2008 together with the Director's report
and the Auditor's report on those accounts

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Dr. Barry Price as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #4.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR
 of the Company to hold office from the conclusion
the meeting to the conclusion of the AGM of the
Company to be held in 2010

PROPOSAL #5.: Authorize the Audit, Compliance & Risk                       ISSUER          YES          FOR               FOR
Committee of the Board to determine the remuneration
of the Auditors

PROPOSAL #6.: Authorize the Directors to allot                             ISSUER          YES          FOR               FOR
relevant Securities [as defined in the Company's
Articles of Association] by Article 10 paragraph [B]
of the company's Articles of Association be renewed
and for this purpose the authorized allotment amount
shall be: [a] GBP 9,337,043 of relevant Securities;
and [b] solely in connection with an allotment
pursuant to an offer by way of a rights issue [as
defined in the Company's Articles of Association, but
 only if and to the extent that such offer is
implemented by way of rights], GBP 18,674,086 of
relevant securities comprising equity securities [as
defined in the Company's Articles of Association]
[after deducting from such limit any relevant
securities allotted under paragraph (a) above];
[Authority expires the earlier of the allotment
period on 28 APR 2009 and ending on the earlier of 27
 JUL 2010 or the conclusion of the AGM of the Company
 to be held in 2010]; and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.7: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of the previous Resolution, to allot
equity securities [as defined in the Company's
Articles of Association] wholly for cash, by Article
10 paragraph (D) of the Company's Articles of
Association be renewed and for this purpose the Non
pre-emptive Amount [as defined in the Company's
Articles of Association ] shall be GBP 1,400,556 of
equity securities; [Authority expires the earlier of
the period commencing on 28 APR 2009 and ending on
the earlier of 27 JUL 2010 or the conclusion of the
AGM of the Company to be held in 2010]; and the
Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.8: Grant authority to the market purchases                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHISEIDO COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J74358144
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Determination of Provision of Long-term                      ISSUER          YES        AGAINST           AGAINST
 Incentive Type Remuneration to Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHOPPERS DRUG MART CORP
  TICKER:                N/A             CUSIP:     82509W103
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. M. Shan Atkins as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. James F. Hankinson as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. Krystyna Hoeg as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. Holger Kluge as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. Gaetan Lussier as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Hon. David Peterson P.C., Q.C as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #1.7: Elect Dr. Martha Piper as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. Derek Ridout as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. Jurgen Schreiber as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.10: Elect Mr. David M. Williams as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors for the ensuing year and authorize the
Directors to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHOPRITE HOLDINGS LTD (SHP)
  TICKER:                N/A             CUSIP:     S76263102
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Adopt the annual financial statements                       ISSUER          YES          FOR               FOR
of the Company and the Group for the YE 30 JUN 2008
including the reports of the Directors and Auditors

PROPOSAL #O.2: Approve the remuneration of the Non-                        ISSUER          YES          FOR               FOR
Executive Directors for the YE 30 JUN 2008, as
specified in the annual financial statements

PROPOSAL #O.3: Re-appoint the Auditors,                                    ISSUER          YES          FOR               FOR
PricewaterhouseCoopers, for the ensuing year and
authorize the Directors to determine the Auditors'
remuneration

PROPOSAL #O.4: Approve the declaration and payment of                      ISSUER          YES          FOR               FOR
 the ordinary dividend as recommended by the
Directors of the Company

PROPOSAL #O.5: Re-elect Dr. C. H. Wiese as a                               ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 14.1 of the
 Articles of Association of the Company

PROPOSAL #O.6: Re-elect Mr. J. A. Louw as a Director,                      ISSUER          YES          FOR               FOR
 who retires in terms of Article 14.1 of the Articles
 of Association of the Company

PROPOSAL #O.7: Re-elect Mr. B. R. Weyers as a                              ISSUER          YES          FOR               FOR
Director, who retires in terms of Article 14.1 of the
 Articles of Association of the Company

PROPOSAL #O.8: Approve, that 27.2 million [5% of the                       ISSUER          YES          FOR               FOR
issued share capital that includes treasury shares]
of the authorized but unissued shares in the capital
of the Company, be placed under the control and
authority of the Directors of the Company and
authorize the Directors of the Company to allot,
issue end otherwise dispose of such shares to such
person or persons on such terms and conditions and at
 such times as the Directors of the Company may from
time to time and in their discretion deem fit,
subject to the provisions of the Act, the Articles of
 Association of the Company and JSE Limited [JSE]
Listings Requirements, when applicable, and any other
 exchange on which the shares of the Company maybe
quoted or listed from time to time, until the

PROPOSAL #O.9: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to no less than 75% of the votes
cast by those shareholders of the Company present in
person or represented by proxy to vote at this AGM
voting in favor of this ordinary resolution, to issue
 all or any of the authorized but unissued shares in
the capital of the Company, for cash, as and when
they in their discretion deem fit, subject to the
Act, the Articles of Association of the Company, the
JSE Listings Requirements and any other exchange on
which the shares of the Company maybe quoted from
time to time, when applicable, subject to the
following limitations, namely that: the equity
securities which are the subject of the issue for
cash most be of a class already in issue, or where
this is not the case, must be limited to such
securities or rights that are convertible into a
class already in issue; any such issue will only be
made to public shareholders as defined in the JSE
Listings Requirements and not related parties, unless
 the JSE otherwise agrees, the number of shares
issued for cash shall not in the aggregate in any one
 financial year, exceed 5% of the Company's issued
share capital of ordinary shares; the number of
ordinary shares which may be issued shall be based on
 the number of ordinary shares in issue, added to
those that may be issued in future [arising from the
conversion of options/convertibles] at the date of
such application, less any ordinary shares issued, or
 to be issued in future arising from
options/convertible ordinary shares issued during the
 current financial year, plus any ordinary shares to
be issued pursuant to a rights issue which has been
announced, is irrevocable and fully underwritten, or
an acquisition which has had final terms announced; a
 paid press announcement giving full details,
including the impact on the net asset value and
earnings per share, be published at the time of any
issue representing, one cumulative basis within one
financial year, 5% of the number of shares in issue
prior to the issue, and in determining the price at
which an issue of shares may be made in terms of this
 authority, the maximum discount permitted will be
10% of the weighted average traded price on the JSE
of those shares over the 30 business days prior to
the date that the price of the issue is determined or
 agreed by the Directors of the Company; [authority

PROPOSAL #O.10: Amend, subject to the compliance of                        ISSUER          YES        AGAINST           AGAINST
any other requirements as set out in the trust deed
of the Shoprite Holdings Limited Share Incentive
Trust [the Trust Deed] the Trust Deed to which the
Company is a party be and is amended upon the
following terms: the amplification of the powers of
the trustees as set out in Clause 6.1.2 to read as
specified: to borrow, raise monies and/or accept any
contributions or payments from the company and/or any
 other member of the group or from third parties for
the purposes of the schemes on such terms as they
deem fit; the adding of a new Clause 198, as
specified; authorize any Director of the Company to
sign all such documents and do all such things as may
 be necessary to give effect to the aforegoing

PROPOSAL #S.1: Authorize, the Company and/or any                           ISSUER          YES          FOR               FOR
subsidiary of the Company, pursuant to Sections 85(2)
 and 85(3) of the Act, to acquire the issued ordinary
 shares of the Company, upon such terms and
conditions and in such amounts as the Directors of
the Company may from time to time determine, but
subject to the Articles of Association of the
Company, the provisions of the Act and the JSE
Listings Requirements and any other exchange on which
 the shares of the Company may be quoted or listed
from time to time, where applicable, and provided
that: the repurchase of securities will be effected
through the main order book operated by the JSE
trading system and done without any prior
understanding or arrangement between the Company and
the counterparty; in determining the price at which
the Company's ordinary shares are acquired by the
Company in terms of this general authority, the
maximum premium at which such ordinary shares may be
acquired will be 10% of the weighted average of the
market price at which such ordinary shares are traded
 on the JSE as determined over the 5 trading days
immediately preceding the date of the repurchase of
such ordinary shares by the Company; the acquisitions
 of ordinary shares in the aggregate in anyone
financial year do not exceed 5% of the Company's
issued ordinary share capital from the date of the
grant of this general authority; the Company and the
Group are in a position to repay their debt in the
ordinary course of business for the 12 months after
the date of the notice of the AGM; the assets of the
Company and the Group, being fairly valued in
accordance with Generally Accepted Accounting
Practice, are in excess of the liabilities of the
Company and the Group for the 12 months after the
date of the notice of the AGM; the ordinary capital
and reserves of the Company and the Group are
adequate for the 12 months after the date of the
notice of the AGM; the available working capital is
adequate to continue the operations of the Company
and the Group 12 months after the date of the notice
of the AGM; upon entering the market to proceed with
tire repurchase, the Company's sponsor has complied
with its responsibilities contained in Schedule 25 of
 the JSE Listings Requirements; after such repurchase
 the Company will still comply with paragraphs 3.37
to 3.41 of the JSE Listings requirements concerning
share holder spread requirements, the Company or its
subsidiaries will not repurchase securities during a
prohibited period as defined in paragraph 3.67 of the
 JSE Listings Requirements, when the Company has
cumulatively repurchased 3% of the initial number of
the relevant class of securities, and for each 3% in
aggregate of the initial number of that class
acquired thereafter, an announcement will be made,
and the Company only appoints one agent to effect any
 repurchase(s) on its behalf; [Authority expires the

PROPOSAL #S.2: Approve that the Company repurchases                        ISSUER          YES          FOR               FOR
up to 35 653 533 ordinary shares from Shoprite
Checkers (Pty) Ltd a wholly owned subsidiary of the
Company; and up to 506 036 ordinary shares from the
Shoprite Holdings Limited Share Incentive Trust, at
such times and in such quantifies as the Directors
may determine in their discretion and at the ruling
price for the ordinary shares of the Company on the
JSE at the relevant time, as a specific approval in
terms of Section 85 of the Act, subject to the
Articles of Association of the Company and the JSE
Listing Requirements; the Directors of the Company
will only implement the repurchase contemplated in
this resolution if, after considering the effect of
the specific repurchase: the Company and the Group
will be able to pay its debts as they become due in
the ordinary course of business for the period of 12
months after the date of the specific repurchase; the
 assets of the Company and the Group will be in
excess of the liabilities of the Company and the
Group after the date of the specific repurchase, the
share capital and the reserves of the Company and the
 Group will be adequate for ordinary business
purposes for a period of 12 months after the date of
the specific repurchase; the working capital of the
Company and the Group will he adequate for ordinary
business purposes for a period of 12 months after the
 date of approval of the specific repurchase, and
they are satisfied that it will have no other
detrimental consequences for the Company

PROPOSAL #S.3: Approve to amplify the Article 29.2 of                      ISSUER          YES          FOR               FOR
 the Articles of Association of the Company by the
adding of the sentence at the end thereof, as

PROPOSAL #S.4: Approve to amplify the Article 29.3 of                      ISSUER          YES          FOR               FOR
 the Articles of Association of the Company by the
adding of the sentence, as specified

PROPOSAL #S.5: Approve to amplify, subject to the                          ISSUER          YES          FOR               FOR
passing of special resolution number 3, the Article
31 of the Articles of Association of the Company by
an additional Article 31.11, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHOWA DENKO K.K.
  TICKER:                N/A             CUSIP:     J75046136
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Non-reelection of One Accounting Auditor                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHOWA SHELL SEKIYU K.K.
  TICKER:                N/A             CUSIP:     J75390104
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHUFERSAL LTD
  TICKER:                N/A             CUSIP:     M8411W101
  MEETING DATE:          7/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial Statements and                         ISSUER          YES          FOR               FOR
the Directors report for the year 2007

PROPOSAL #2.: Re-appoint Messrs. R. Bisker, S.                             ISSUER          YES        AGAINST           AGAINST
Fisher, N. Dankner, R. Hadassi, H. Gabriel, I. Manor,
 Z. Livnat, I. Bergman, A. Arel, O. Leader, M. Gold,
A. Geva and S. Biran; as the Officiating Directors
the External Directors continue in office by
Provision of Law

PROPOSAL #3.: Re-appoint the Accountant-Auditors for                       ISSUER          YES          FOR               FOR
the year 2008 and report of the Board as to their fees

PROPOSAL #4.: Approve the increase of the amount of                        ISSUER          YES          FOR               FOR
cover of the basic D&O Insurance Policy that the
Company is permitted to purchase to a maximum of ILS
40 million

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHUFERSAL LTD
  TICKER:                N/A             CUSIP:     M8411W101
  MEETING DATE:          2/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the terms of employment of Mr.                       ISSUER          YES          FOR               FOR
I. Fisher, the son of Mr. Y. Fisher who is Joint
Chairman of the Board of the Company and who is a
controlling shareholder of Bronfman, Fisher, Gad
Limited which is an interested party in the Company,
in the capacity of Managers of format Yesh business
development, the main terms of employment are monthly
 salary ILS 10,000 annual bonus of up to 3 months
salary in accordance with the bonus policy of the
Company, usual social and ancillary benefits, the
Company may grant an annual increase of 10% a year
provided so long as the salary does not exceed ILS
30,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHUFERSAL LTD
  TICKER:                N/A             CUSIP:     M8411W101
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve that Mr. Yacov Fisher should                         ISSUER          YES          FOR               FOR
supply his services to the Company as Joint Chairman
on a part time basis [at least 25%] in the status of
an Independent Contractor, instead as an Employee
with no change in the cost to the Company; the terms
of employment as an employee was approved by General
Meeting in JAN 2008, Mr. Fisher will receive a total
payment of NIS 68,958 a month Index linked plus
expenses and an annual bonus of 0.75% of the net
profit, and he will retain the options issued to him
as an employee

PROPOSAL #2.: Re-appoint Mr. Omri Tov as an External                       ISSUER          YES          FOR               FOR
Director for an additional statutory 3 year period

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHUI ON LD LTD
  TICKER:                N/A             CUSIP:     G81151113
  MEETING DATE:          1/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [as specified] and the continuing connected
 transactions contemplated thereunder; approve the
new Chapter [as specified] for the 3 FYE 31 DEC 2011
and authorize the Directors of the Company
[Director(s)] to do all such further acts and things
and execute such further documents and take all steps
 which in his/their opinion may be necessary,
desirable or expedient to implement and/or give
effect to the Supplemental Agreement and all other
transactions contemplated thereunder with any changes
 as such Director(s) may consider necessary,
desirable or expedient

PROPOSAL #2.: Re-elect Mr. Louis H.W. WONG as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.: Re-elect Mr. Aloysius T.S. LEE as a                          ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHUI ON LD LTD
  TICKER:                N/A             CUSIP:     G81151113
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.a: Re-elect Mr. Vincent H. S. Lo as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.b: Re-elect Sir John R. H. Bond as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.c: Re-elect Dr. Edgar W. K. Cheng as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.d: Re-elect Dr. Roger L. McCarthy as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.e: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-the appoint Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.a: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, in addition to any other authorizations
given to the Directors, to allot, issue and deal with
 additional shares of the Company [the Shares] or
securities convertible into Shares, or options,
warrants or similar rights to subscribe for any
Shares, and to make or grant offers, agreements and
options which might require the exercise of such
powers, provided that the aggregate nominal amount of
 share capital of the Company allotted [whether
pursuant to an option or otherwise] and issued by the
 Directors shall not exceed 20% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this resolution,
otherwise than pursuant to: [i] a Rights Issue; [ii]
the exercise of the rights of subscription or
conversion attaching to any warrants issued by the
Company or any securities which are convertible into
Shares; [iii] the exercise of any options granted
under any Share Option Scheme adopted by the Company
or similar arrangement; [iv] any scrip dividend or
similar arrangement [Authority expires the earlier of
 the conclusion of the next AGM of the Company and
the expiration of the period within which the next
AGM of the Company is required by the Articles of
Association of the Company or any applicable laws of
the Cayman Islands and other relevant jurisdiction to

PROPOSAL #5.b: Authorize the Directors to repurchase                       ISSUER          YES          FOR               FOR
Shares on The Stock Exchange of Hong Kong Limited
[the Stock Exchange] or on any other Stock Exchange
on which the Shares may be listed and recognized for
this purpose by the Securities and Futures Commission
 of Hong Kong and the Stock Exchange, subject to and
in accordance with all applicable laws and
regulations, provided that the aggregate nominal
amount of the Shares which may be repurchased by the
Company shall not exceed 10% of the aggregate nominal
 amount of the share capital of the Company in issue
at the date of passing of this resolution; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company and the expiration of the period
within which the next AGM of the Company is required
by the Articles of Association of the Company or any
applicable laws of the Cayman Islands or other
relevant jurisdiction to be held]

PROPOSAL #5.c: Approve to extend the authority given                       ISSUER          YES        AGAINST           AGAINST
to the Directors to allot, issue or otherwise deal
with securities of the Company pursuant to Resolution
 5A by the addition thereto an amount representing
the aggregate nominal amount of the share capital of
the Company repurchased by the Company under the
authority granted pursuant to Resolution 5B, provided
 that such amount shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of passing of this

PROPOSAL #6.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon the Listing Committee of the Stock Exchange
granting and agreeing to grant listing of, and
permission to deal in, the Bonus Shares: a sum of
USD1,046,399.29 being part of the amount standing to
the credit of share premium account of the Company,
or such larger sum as may be necessary to give effect
 to the bonus issue of shares pursuant to this
resolution, be capitalized and authorize Directors to
 apply such sum in paying up in full at par not less
than 418,559,717 unissued shares [Bonus Shares] of
USD 0.0025 each in the capital of the Company, and
that such Bonus Shares shall be allotted and
distributed, credited as fully paid up, to and
amongst those shareholders whose names appear on the
register of Members of the Company on 04 JUN 2009
[the Record Date] on the basis of one Bonus Share for
 every ten existing issued shares of USD0.0025 each
in the capital of the Company held by them
respectively on the Record Date; the shares to be
issued pursuant to this resolution shall, subject to
the Memorandum and Articles of Association of the
Company, rank pari passu in all respects with the
shares of USD 0.0025 each in the capital of the
Company in issue on the Record Date, except that they
 will not rank for the bonus issue of shares
mentioned in this resolution and for any dividend
declared or recommended by the Company in respect of
the FYE 31 DEC 2008; and to authorize the Directors
to do all acts and things as any be necessary and
expedient in connection with the allotment and issue
of the Bonus Shares, including, but not limited to,
determining the amount to be capitalized out of share
 premium account and the number of Bonus Shares to be
 allotted and distributed in the manner referred to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHUN TAK HLDGS LTD
  TICKER:                N/A             CUSIP:     Y78567107
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company and its subsidiaries and
the reports of the Directors and the Auditor of the
Company for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend in respect of                       ISSUER          YES          FOR               FOR
the YE 31 DEC 2008

PROPOSAL #3.i: Re-elect Sir Roger Lobo as an                               ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company

PROPOSAL #3.ii: Re-elect Dato' Dr. Cheng Yu Tung as a                      ISSUER          YES        AGAINST           AGAINST
 Non-executive Director of the Company

PROPOSAL #3.iii: Re-elect Mrs. Mok Ho Yuen Wing,                           ISSUER          YES          FOR               FOR
Louise as a Non-executive Director of the Company

PROPOSAL #3.iv: Re-elect Ms. Ho Chiu Ha, Maisy as an                       ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.v: Re-elect Mr. Ng Chi Man, Michael as an                      ISSUER          YES        AGAINST           AGAINST
 Executive Director of the Company

PROPOSAL #4.: Approve the Directors' fees for the YE                       ISSUER          YES          FOR               FOR
31 DEC 2009 at HKD 200,000 be payable for each
Independent Non-executive Director and HKD 5,000 for
each other Director and other Directors' remuneration
 be fixed by the Board of Directors of the Company

PROPOSAL #5.i: Approve that a gratuity payment in the                      ISSUER          YES          FOR               FOR
 sum of HKD 2,277,710 to be paid to Dr. So Shu Fai,
Ambrose

PROPOSAL #5.ii: Approve that a gratuity payment in                         ISSUER          YES          FOR               FOR
the sum of HKD 2,352,659 to be paid to Mr. Chan Wai
Lun, Anthony

PROPOSAL #5.iii: Approve that a gratuity payment in                        ISSUER          YES          FOR               FOR
the sum of HKD 2,355,659 to be paid to Mr. Huen Wing
Ming, Patrick

PROPOSAL #6.: Re-appoint H.C. Watt & Company Limited                       ISSUER          YES          FOR               FOR
as the Auditor of the Company and authorize the Board
 of Directors to fix its remuneration

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
during the relevant period, to repurchase shares of
HKD 0.25 each in the capital of the Company on The
Stock Exchange of Hong Kong Limited or any other
stock exchange on which the shares of the Company
have been or may be listed and recognized by the
Securities and Futures Commission under the Hong Kong
 Code on Share Repurchases for such purposes, subject
 to and in accordance with all applicable laws and
regulations, at such price as the Directors may at
their discretion determine in accordance with all
applicable laws and regulations, not exceeding 10% of
 the aggregate nominal amount of the issued share
capital of the Company; [Authority expires the
earlier of the conclusion of the AGM of the Company
or the expiration of the period within which the next
 AGM of the Company is required by the Companies

PROPOSAL #8.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to the resolution and pursuant to Section
57B of the Companies Ordinance, during the Relevant
Period of all the powers of the Company to allot,
issue and deal with additional shares in the capital
of the Company and to make or grant offers,
agreements and options [including warrants, bonds,
debentures, notes and other securities convertible
into shares of the Company] which would or might
require shares to be allotted; the aggregate nominal
amount of share capital of the Company allotted or
agreed conditionally or unconditionally to be
allotted, issued or dealt with [whether pursuant to
an option or otherwise] by the Directors pursuant to
the approval of this resolution, otherwise than
pursuant to: i) a Rights Issue or ii) the exercise of
 rights of subscription or conversion under the terms
 of any existing warrants, bonds, debentures, notes
or other securities issued by the Company which carry
 rights to subscribe for or are convertible into
shares of the Company or iii) any Option Scheme or
similar arrangement for the time being adopted for
the grant or issue to the grantees as specified in
such scheme or similar arrangement of shares or
rights to acquire shares of the Company or iv) any
scrip dividend or similar arrangement providing for
the allotment of shares in lieu of the whole or part
of a dividend on shares of the Company in accordance
with the Articles of Association of the Company,
shall not exceed 20% of the aggregate nominal amount
of the share capital of the Company in issue at the
date of the passing of this resolution; and
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by any applicable Laws or the Articles of

PROPOSAL #9.: Approve that, conditional upon the                           ISSUER          YES        AGAINST           AGAINST
passing of the Ordinary Resolution 8 specified in
this notice, the aggregate nominal amount of shares
in the capital of the Company that may be allotted or
 agreed conditionally or unconditionally to be
allotted by the Directors pursuant to Ordinary
Resolution 8 specified in this notice be and is
hereby extended by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company subsequent to the passing of this resolution,
 provided that such amount shall not exceed 10% of
the aggregate nominal amount of the share capital of
the Company in issue at the date of passing this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SHUN TAK HLDGS LTD
  TICKER:                N/A             CUSIP:     Y78567107
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the disposal of the Sale Share                       ISSUER          YES          FOR               FOR
and the Sale Loan [as such are defined in the
Company's circular dated 24 APR 2009 and despatched
to shareholders of the Company of which this notice
forms part [the Circular]] [the Disposal of Skamby],
on the terms of and subject to the conditions of the
conditional sale and purchase agreement dated 20 JAN
2009 [the Agreement] between Florinda Hotel
Investment Limited [the Vendor], an indirect wholly-
owned subsidiary of the Company, Current Time Limited
 [the Purchaser], a wholly-owned subsidiary of
Sociedade de Turismo e Diversoes de Macau, S.A.
[STDM], Excelsior Hoteis e Investimentos, Limitada,
the Company, being the Vendor's guarantor, and STDM,
being the Purchaser's guarantor [as specified],
pursuant to which the Vendor agreed to sell and
assign and the purchaser agreed to purchase the Sale
Share and the Sale Loan respectively, and the Company
 and STDM agreed to guarantee the obligations of the
vendor and the Purchaser respectively under the
Agreement and authorize the Directors [or a duly
authorized Committee thereof] to take all such steps
to implement and give effect to the Agreement and the
 transactions thereunder [including the execution of
all documents or deeds as they may consider necessary
 or appropriate in relation thereto and the making of
 any changes, modifications, amendments, waivers,
variations or extensions of such terms and conditions
 as they think fit]

PROPOSAL #S.2: Approve the terms of the agreed form                        ISSUER          YES          FOR               FOR
of agreement [the Repurchase Contract], including the
 form of share charge attached thereto [the Share
Charge] proposed to be entered into between the
Company and STDM and Bluebell Assets Limited
[Bluebell], an indirect wholly-owned subsidiary of
STDM [as specified], pursuant to which STDM and
Bluebell will transfer to the Company an aggregate of
 263,667,107 fully paid shares of HKD 0.25 each [the
Repurchase Shares] in the share capital of the
Company [the Share Repurchase] on terms contained
therein at a total consideration of HKD
580,067,635.40 [equivalent to HKD 2.20 per Repurchase
 Share], which consideration will simultaneously upon
 completion of the Disposal of Skamby be set off
against such part [being equal to the amount of the
consideration payable under the Repurchase Contract]
of the consideration payable by the purchaser to the
vendor under the Agreement and authorize the
Directors [or a duly authorized committee thereof] to
 take such actions as they consider necessary or
desirable to implement and give effect to the
Repurchase Contract and the Share Repurchase,
including the execution of all documents or deeds as
they may consider necessary or appropriate in
relation thereto and making of any changes,
modifications, amendments, waivers, variations or
extensions of such terms and conditions as they think

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIA ENGINEERING COMPANY LTD
  TICKER:                N/A             CUSIP:     Y78599100
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and audited financial statements for the YE 31 MAR
2008 and the Auditors' report thereon

PROPOSAL #2.: Declare a final tax exempt [one tier]                        ISSUER          YES          FOR               FOR
dividend of 16 cents per ordinary share for the YE 31
 MAR 2008

PROPOSAL #3.1: Re-elect, pursuant to Article 84 of                         ISSUER          YES          FOR               FOR
the Company's Articles of Association, Mr. Chew Choon
 Seng as a Director, who retires by rotation pursuant
 to Article 83 of the Company's Articles of

PROPOSAL #3.2: Re-elect, pursuant to Article 84 of                         ISSUER          YES          FOR               FOR
the Company's Articles of Association, Mr. Koh Kheng
Siong as a Director, who retires by rotation pursuant
 to Article 83 of the Company's Articles of

PROPOSAL #4.1: Re-elect Mr. Ron Foo Siang Guan as a                        ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 90 of the
Company's Articles of Association

PROPOSAL #4.2: Re-elect Mr. Lim Joo Boon as a                              ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 90 of the
Company's Articles of Association

PROPOSAL #4.3: Re-elect Mr. Oo Soon Hee as a                               ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 90 of the
Company's Articles of Association

PROPOSAL #5.: Appoint Mr. Ng Chin Hwee as a Director                       ISSUER          YES          FOR               FOR
pursuant to Article 89 of the Company's Articles of
Association

PROPOSAL #6.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
769,477 for the YE 31 MAR 2008

PROPOSAL #7.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company to hold office until the
next AGM and to authorize the Directors to fix their
remuneration

PROPOSAL #8.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies
Act, Chapter 50 to: a) issue shares in the capital of
 the Company [shares] whether by way of rights, bonus
 or otherwise; and/or make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares, at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this resolution was in force,
 provided that: the aggregate number of shares to be
issued pursuant to this resolution [including shares
to be issued in pursuance of instruments made or
granted pursuant to this Resolution] does not exceed
50% of the issued shares [excluding treasury shares]
in the capital of the Company [as specified], of
which the aggregate number of shares to be issued
other than on a pro rata basis to shareholders of the
 Company [including shares to be issued in pursuance
of Instruments made or granted pursuant to this
Resolution] does not exceed 10% of the issued shares
[excluding treasury shares] in the capital of the
Company [as specified]; [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST]] for the
 purpose of determining the aggregate number of
shares that may be issued under resolution [1], the
percentage of issued shares shall be based on the
number of issued shares [excluding treasury shares]
in the capital of the Company at the time this
resolution is passed, after adjusting for: i) new
shares arising from the conversion or exercise of any
 convertible securities or share options or vesting
of share awards which are outstanding or subsisting
at the time this resolution is passed; and ii) any
subsequent bonus issue or consolidation or
subdivision of shares; in exercising the authority
conferred by this resolution, the Company shall
comply with the provisions of the listing manual of
the SGX-ST for the time being in force [unless such
compliance has been waived by the SGX-ST] and the
Articles of Association for the time being of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date

PROPOSAL #8.2: Authorize the Directors to: a) offer                        ISSUER          YES        AGAINST           AGAINST
and grant options in accordance with the provisions
of the SIAEC Employee Share Option Plan [Share Option
 Plan] and/or to grant awards in accordance with the
provisions of the SIAEC Performance Share Plan
[Performance Share Plan] and/or the SIAEC Restricted
Share Plan [Restricted Share Plan], [the Share Option
 Plan, the Performance Share Plan and the Restricted
Share Plan, together the Share Plans]; and b) allot
and issue from time to time such number of ordinary
shares in the capital of the Company as may be
required to be issued pursuant to the exercise of
options under the Share Option Plan and/or such
number of fully paid shares as may be required to be
issued pursuant to the vesting of awards under the
Performance Share Plan and/or the Restricted Share
Plan, provided always that the aggregate number of
ordinary shares to be issued pursuant to the Share
Plans shall not exceed 15% of the total number of
issued ordinary shares [excluding treasury shares] in
 the capital of the Company from time to time

PROPOSAL #8.3: Authorize, for the purposes of Chapter                      ISSUER          YES          FOR               FOR
 9 of the Listing Manual [Chapter 9] of the Singapore
 Exchange Securities Trading Limited, the Company,
its subsidiaries and associated Companies that are
entities at risk [as specified], or any of them to
enter into any of the transactions falling within the
 types of interested person transactions as specified
 with any party who is of the class of interested
persons as specified, provided that such transactions
 are made on normal Commercial terms and in
accordance with the review procedures for such
interested person transactions; and authorize the
Directors the Company to complete and do all such
acts and things [including executing all such
documents as may be required] as they and/or he may
consider expedient or necessary or in the interest of
 the Company to give effect to the IPT mandate and/or
 resolution; [Authority expires at the conclusion of

PROPOSAL #9.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIAM CEMENT PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y7866P147
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of 2008 AGM of                           ISSUER          YES          FOR               FOR
shareholders held on 26 MAR 2008

PROPOSAL #2.: Acknowledge the Company's annual report                      ISSUER          YES          FOR               FOR
 for the year 2008

PROPOSAL #3.: Approve the balance sheet and                                ISSUER          YES          FOR               FOR
statements of profit and loss of the YE on 31 DEC 2008

PROPOSAL #4.: Approve the allocation of profit for                         ISSUER          YES          FOR               FOR
the year 2008

PROPOSAL #5.1: Elect Mr. Snoh Unakul as a Director in                      ISSUER          YES          FOR               FOR
 replacement of those who are retired by rotation

PROPOSAL #5.2: Elect Mr. Panas Simasathien as a                            ISSUER          YES          FOR               FOR
Director in replacement of those who are retired by
rotation

PROPOSAL #5.3: Elect Mr. Arsa Sarasin as a Director                        ISSUER          YES          FOR               FOR
in replacement of those who are retired by rotation

PROPOSAL #5.4: Elect Mr. Chumpol NaLamlieng as a                           ISSUER          YES          FOR               FOR
Director in replacement of those who are retired by
rotation

PROPOSAL #6.: Appoint the Auditor and approve the                          ISSUER          YES          FOR               FOR
audit fee for the year 2009

PROPOSAL #7.: Approve the protection of the                                ISSUER          YES          FOR               FOR
Director's performance

PROPOSAL #8.1: Acknowledge the remuneration and bonus                      ISSUER          YES          FOR               FOR
 of the Board of Directors

PROPOSAL #8.2: Acknowledge the remuneration of the                         ISSUER          YES          FOR               FOR
Sub-Committees'

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIAM CITY BANK PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y7541B190
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of 107th AGM of                          ISSUER          YES          FOR               FOR
shareholders, on 24 APR 2008

PROPOSAL #2.: Acknowledge the report on the Bank's                         ISSUER          YES          FOR               FOR
2008 operation results

PROPOSAL #3.: Approve the audited balance sheet and                        ISSUER          YES          FOR               FOR
the statement of profit and loss for the YE 31 DEC

PROPOSAL #4.A: Approve the capital reserve allocation                      ISSUER          YES          FOR               FOR
 as required from 2008 operating results

PROPOSAL #4.B: Approve the payment of dividend                             ISSUER          YES          FOR               FOR

PROPOSAL #5.A: Approve the Directors' bonus                                ISSUER          YES          FOR               FOR

PROPOSAL #5.B: Approve the payment of the Directors'                       ISSUER          YES          FOR               FOR
compensation

PROPOSAL #6.1: Elect Mr. Piyabhan Nimmanhaemin to                          ISSUER          YES          FOR               FOR
replace whose term expires

PROPOSAL #6.2: Elect Mr. Surapon Vongvadhanaroj to                         ISSUER          YES          FOR               FOR
replace whose term expires

PROPOSAL #6.3: Elect Mr. Chaiwat Utaiwan to replace                        ISSUER          YES          FOR               FOR
whose term expires

PROPOSAL #6.4: Elect Mr. Suchart Traiprasit to                             ISSUER          YES          FOR               FOR
replace whose term expires

PROPOSAL #7.: Appoint the Auditor and approve to                           ISSUER          YES          FOR               FOR
determine the Auditor's fees

PROPOSAL #8.: Approve the issuance and offering for                        ISSUER          YES          FOR               FOR
sale of 80,000 million Baht [or equivalent] debentures

PROPOSAL #9.: Acknowledge the report on the sale of                        ISSUER          YES          FOR               FOR
shares obtained from debt restructuring

PROPOSAL #10.: Other matters [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIAM CITY CEMENT PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y7887N139
  MEETING DATE:          4/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the 15th AGM of                         ISSUER          YES          FOR               FOR
shareholders held on 10 APR 2008

PROPOSAL #2.: Acknowledge the report of the Board of                       ISSUER          YES          FOR               FOR
Directors to the shareholders

PROPOSAL #3.: Acknowledge the report of the Audit                          ISSUER          YES          FOR               FOR
Committee to the shareholders

PROPOSAL #4.: Approve the Company financial                                ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008 and acknowledge the
 relevant Auditor report

PROPOSAL #5.: Approve the declaration of the dividend                      ISSUER          YES          FOR               FOR
 for 2008 and acknowledge the payment of the Interim
Dividend

PROPOSAL #6.: Approve the payment of Directors Bonus                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Directors in replacement of                         ISSUER          YES          FOR               FOR
the Directors whose terms will expire by rotation

PROPOSAL #8.: Appoint the Auditors and fix their                           ISSUER          YES          FOR               FOR
remuneration for the year 2009

PROPOSAL #9.: Approve the issuance and sale of                             ISSUER          YES          FOR               FOR
debentures

PROPOSAL #10.: Amend the Articles 5 of the Articles                        ISSUER          YES          FOR               FOR
of Allocation of the Company

PROPOSAL #11.: Other matters [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIAM MAKRO PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y7923E119
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the AGM no.15                         ISSUER          YES          FOR               FOR
after conversion into a public Company limited held
on 29 APR 2008

PROPOSAL #2.: Approve the audited balance sheets,                          ISSUER          YES          FOR               FOR
statements of income, statements of changes in share
holders equity and statements of cash flows and the
report of the Auditors of Makro and its subsidiaries
as of 31 DEC 2008

PROPOSAL #3.1: Approve the report of the Company                           ISSUER          YES          FOR               FOR
Management regarding the Company's activities

PROPOSAL #3.2: Acknowledge the payment of interim                          ISSUER          YES          FOR               FOR
dividend

PROPOSAL #4.: Elect the Directors to be in place of                        ISSUER          YES          FOR               FOR
those who retire, and the Directors remuneration

PROPOSAL #5.: Approve the matters concerning the                           ISSUER          YES          FOR               FOR
declaration of the dividend payment and the
appropriation of reserved fund

PROPOSAL #6.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 the auditing fee for the FYE 31 DEC 2009

PROPOSAL #7.: Approve the Siam Makro Public Company                        ISSUER          YES          FOR               FOR
limited to accept the entire business transfer of
Makro Properties Ltd subsidiary Company

PROPOSAL #8.: Other businesses [if any]                                    ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIBIRTELECOM OPEN JT STK CO
  TICKER:                N/A             CUSIP:     X78131103
  MEETING DATE:          6/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, balance                           ISSUER          YES          FOR               FOR
sheet, profit and loss statement for the year 2008,
and approval profit and loss distribution and payment
 of dividends at RUB 0.026313 per ordinary and RUB
0.052939 per preferred share for the year 2008

PROPOSAL #2.: Elect the Board of Directors                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect the Audit Commission                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve the External Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the remuneration and                                 ISSUER          YES          FOR               FOR
compensation to be paid to the Members of the Board
of Directors

PROPOSAL #6.: Approve the introduction of amendments                       ISSUER          YES          FOR               FOR
and addenda into the charter of the Company

PROPOSAL #7.: Approve the new edition of the                               ISSUER          YES          FOR               FOR
provision on the order of the Board of Directors

PROPOSAL #8.: Approve the cancellation of                                  ISSUER          YES          FOR               FOR
participation in Non Profit Organization

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIEMENS AG, MUENCHEN
  TICKER:                N/A             CUSIP:     D69671218
  MEETING DATE:          1/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the report of the                            ISSUER          NO           N/A               N/A
Supervisory Board, the corporate governance and
compensation report, and the compliance report for
the 2007/2008 FY

PROPOSAL #2.: Presentation of the Company and group                        ISSUER          NO           N/A               N/A
financial statements and annual reports for the
2007/2008 FY with the report pursuant to Sections
289(4) and 315(4) of the German Commercial Code

PROPOSAL #3.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 1,462,725,473.60 as
follows: Payment of a dividend of EUR 1.60 per
entitled share Ex-dividend and payable date: 28 JAN
2009

PROPOSAL #4.1.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Rudi Lamprecht [Postponement]

PROPOSAL #4.2.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Juergen Radomski [Postponement]

PROPOSAL #4.3.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Uriel J. Sharef [Postponement]

PROPOSAL #4.4.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Klaus Wucherer [Postponement]

PROPOSAL #4.5.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Peter Loescher

PROPOSAL #4.6.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Wolfgang Dehen

PROPOSAL #4.7.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Heinrich Hiesinger

PROPOSAL #4.8.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Joe Kaeser

PROPOSAL #4.9.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Eduardo Montes

PROPOSAL #4.10.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Jim Reid-Anderson

PROPOSAL #4.11.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Erich R. Reinhardt

PROPOSAL #4.12.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Hermann Requardt

PROPOSAL #4.13.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Siegfried Russwurm

PROPOSAL #4.14.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Board of Managing
Directors: Mr. Peter Y. Solmssen

PROPOSAL #5.1.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Gerhard Cromme

PROPOSAL #5.2.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr. Ralf
 Heckmann

PROPOSAL #5.3.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Josef Ackermann

PROPOSAL #5.4.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Lothar Adler

PROPOSAL #5.5.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Jean-Louis Beffa

PROPOSAL #5.6.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Gerhard Bieletzki

PROPOSAL #5.7.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr. Gerd
 von Brandenstein

PROPOSAL #5.8.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr. John
 David Coombe

PROPOSAL #5.9.: Ratification of the acts of the                            ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Hildegard Cornudet

PROPOSAL #5.10.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Michael Diekmann

PROPOSAL #5.11.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr. Hans
 Michael Gaul

PROPOSAL #5.12.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Birgit Grube

PROPOSAL #5.13.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Peter Gruss

PROPOSAL #5.14.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Bettina Haller

PROPOSAL #5.15.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Heinz Hawreliuk

PROPOSAL #5.16.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Berthold Huber

PROPOSAL #5.17.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Harald Kern

PROPOSAL #5.18.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Walter Kroell

PROPOSAL #5.19.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Nicola Leibinger-Kammueller

PROPOSAL #5.20.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Michael Mirow

PROPOSAL #5.21.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Werner Moenius

PROPOSAL #5.22.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Roland Motzigemba

PROPOSAL #5.23.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Thomas Rackow

PROPOSAL #5.24.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Hakan Samuelsson

PROPOSAL #5.25.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Dieter Scheitor

PROPOSAL #5.26.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Albrecht Schmidt

PROPOSAL #5.27.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Henning Schulte-Noelle

PROPOSAL #5.28.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Rainer Sieg

PROPOSAL #5.29.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Peter von Siemens

PROPOSAL #5.30.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Jerry I. Speyer

PROPOSAL #5.31.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr.
Birgit Steinborn

PROPOSAL #5.32.: Ratification of the acts of the                           ISSUER          YES          FOR               FOR
individual members of the Supervisory Board: Mr. Iain
 Vallance of Tummel

PROPOSAL #6.: Appointment of auditors for the                              ISSUER          YES          FOR               FOR
2008/2009 FY: Ernst + Young AG, Stuttgart

PROPOSAL #7.: Authorization to acquire own shares,                         ISSUER          YES          FOR               FOR
the Company shall be authorized to acquire own shares
 of up to 10% of its share capital, at prices neither
 more than 10% above nor more than 20% below the
market price, between 01 MAR 2009, and 26 JUL 2010,
the Board of Managing Directors shall be authorized
to retire the shares, to use the shares within the
scope of the Company's stock option plans, to issue
the shares to employees and executives of the
Company, and to use the shares to fulfill conversion

PROPOSAL #8.: Authorization to use derivatives for                         ISSUER          YES          FOR               FOR
the acquisition of own shares Supplementary to item
7, the Company shall be authorized to use call and
put options for the purpose of acquiring own shares

PROPOSAL #9.: Resolution on the creation of                                ISSUER          YES          FOR               FOR
authorized capital, and the corresponding amendments
to the Articles of Association, the Board of Managing
 Directors shall be authorized, with the consent of
the Supervisory Board, to increase the share capital
by up to EUR 520,800,000 through the issue of up to
173,600,000 new registered shares against cash
payment, on or before 26 JAN 2014, shareholders shall
 be granted subscription rights, except for the issue
 of shares against payment in kind, for residual
amounts, for the granting of subscription rights to
bondholders, and for the issue of shares at a price
not materially below their market price

PROPOSAL #10.: Resolution on the authorization to                          ISSUER          YES          FOR               FOR
issue convertible or warrant bonds, the creation of
new contingent capital, and the corresponding
amendments to the Articles of Association, the Board
of Managing Directors shall be authorized to issue
bonds of up to EUR 15,000,000,000, conferring a
convertible or option right for up to 200,000,000 new
 shares, on or before 26 JAN 2014, shareholders shall
 be granted subscription rights, except for the issue
 of bonds at a price not materially below their
theoretical market value, for residual amounts, and
for the granting of subscription rights to holders of
 previously issued convertible or option rights, the
Company's share capital shall be increased
accordingly by up to EUR 600,000,000 through the
issue of new registered shares, insofar as
convertible or option rights are exercised

PROPOSAL #11.: Resolution on the revision of the                           ISSUER          YES          FOR               FOR
Supervisory Board remuneration, and the corresponding
 amendments to the Articles of Association, the
members of the Supervisory Board shall receive a
fixed annual remuneration of EUR 50,000, plus a
variable remuneration of EUR 150 per EUR 0.01 of the
earnings per share in excess of EUR 1, plus a further
 variable remuneration of EUR 250 per EUR 0.01 by
which the three-year average earnings per share
exceed EUR 2, the Chairman shall receive three times,
 and the Deputy Chairman one and a half times, the
amounts Committee members shall be granted further
remuneration, all members shall receive an attendance
 fee of EUR 1,000 per meeting

PROPOSAL #12.: Amendment to the Articles of                                ISSUER          YES          FOR               FOR
Association

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  ISSUER:                SIEMENS LTD
  TICKER:                N/A             CUSIP:     Y7934G137
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, and adopt the audited profit                        ISSUER          YES          FOR               FOR
and loss account for the YE 30 SEP 2008, the balance
sheet as at that date and the reports of the
Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on equity share                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Deepak S. Parekh as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. D. C. Shroff as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Y. H. Malegam as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 224 and other applicable provisions, if any,
of the Companies Act, 1956, Messrs S. R. Batliboi &
Associates, Chartered Accountants, Mumbai, as the
Auditors of the Company to hold office from the
conclusion of this AGM until the Conclusion of the
next AGM of the Company in place of Messrs. B.S.R &
Co., Chartered Accountants, the retiring Auditors of
the Company, on such remuneration as may be fixed by
the Board of Directors of the Company and authorize
the Board to do all such acts, deeds, matters and
things as may be necessary to implement this

PROPOSAL #S.7: Approve, pursuant to the Section 31                         ISSUER          YES          FOR               FOR
and other applicable provisions if any, of the
Companies Act, 1956, specified new clause 124.A with
respect to implementation of Siemens Internal
Regulations be inserted after the existing Clause 124
 in the Articles of Association of the Company:
XVII.A Siemens Internal Regulations 124.A the
Executive Management of the Company comprising of the
 Chief Executive Officer/ Managing Director [the CEO]
 and head of Accounts and Finance, by whatever name
called/ Chief Financial Officer [the CFO] are obliged
 to promptly implement all applicable Siemens
Internal Regulations framed by Siemens
Aktiengesellschaft, Germany, from time-to-time and

PROPOSAL #8.: Appoint Mr. Wolfgang Dehen, as a                             ISSUER          YES          FOR               FOR
Special Director of the Company

PROPOSAL #9.A: Appoint Mr. Sunil D. Mathur as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #9.B: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 198, 269, 309 read with Schedule XIII and
other applicable provisions, if any, of the Companies
 Act, 1956, the Company, the appointment of Mr. Sunil
 D. Mathur as an Executive Director [as whole-time
Director from 22 JUL 2008, to 30 SEP 2008] of the
Company for a period of 5 years with effect from 22
JUL 2008 on the terms and condition including those
relating to remuneration as specified

PROPOSAL #10.A: Approve, pursuant to the provisions                        ISSUER          YES          FOR               FOR
of Sections 198, 269, 309, 310 read with Schedule
XIII and other applicable provisions, if any, of the
Companies Act 1956, and subject to the approval of
the Central Government, if required, the Company
approval to the revision in remuneration payable to
Mr. Vijay V. Paranjape, whole time Director with
effect from 01 APR 2008 as specified

PROPOSAL #10.B: Approve, pursuant to the provisions                        ISSUER          YES          FOR               FOR
of Sections 198, 269, 309 read with Schedule XIII and
 other applicable provisions, if any, of the
Companies Act 1956, the Company accords its approval
to the re-appointment Mr. Vijay V. Paranjape, as a
whole time Director of the Company fir the period of
2 years with effect from 01 OCT 2008 as specified

PROPOSAL #11.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 269, 309, 310 read with Schedule XIII
and other applicable provisions, if any, of the
Companies Act, 1956, and subject to the approval of
the Central Government, if required the Company
accords its approval to the revision in remuneration
payable to Dr. Armin Bruck as a Managing Director of
the Company with effect from 01 APR 2008 as specified

PROPOSAL #12.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 269, 309, 310 read with Schedule XIII
and other applicable provisions, if any, of the
Companies Act, 1956, and subject to the approval of
the Central Government, if required, the Company
accords its approval to the revision in remuneration
payable to Mr. Patrick De Royer as an Executive
Director of the Company with effect from 01 APR 2008
as specified

PROPOSAL #13.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 269, 309, 310 read with Schedule XIII
and other applicable provisions, if any, of the
Companies Act, 1956, and subject to the approval of
the Central Government, if required, the Company
accords its approval to the revision in remuneration
payable to Mr. K. R. Upili [former whole-time
Director of the Company] with effect from 01 APR 2008
 upto 27 JUL 2008 as specified; the Company accords
its approval to the one-time special payment of INR
8,000,000 to Mr. Upili, who ceased to be the whole-
time Director and as Director of the Company with
effect from 27 JUL 2008

PROPOSAL #14.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 269, 309, 310 read with Schedule XIII
and other applicable provisions, if any, of the
Companies Act, 1956, and subject to the approval of
the Central Government, if required, the Company
accords its approval to the revision in remuneration
payable to Mr.Vilas B. Parulekar as a Whole-time
Director of the Company with effect from 01 APR 2008
as specified

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  ISSUER:                SIGMA PHARMACEUTICALS LTD
  TICKER:                N/A             CUSIP:     Q8484A107
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Chairman's address and presentation by                       ISSUER          NO           N/A               N/A
the Managing Director and Chief Executive Officer

PROPOSAL #2.: To consider the Company's financial                          ISSUER          NO           N/A               N/A
report and the Directors' and Auditor's report for
the YE 31 JAN 2009

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 JAN 2009

PROPOSAL #4.1: Re-elect Ms. Linda Nicholls AO as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.2: Re-elect Mr. Brian Jamieson as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #5.: Approve, for all purposes, including                         ISSUER          YES          FOR               FOR
for the purpose of ASX Listing Rules 10.14, to grant
Performance Rights to the Managing Director and the
Chief Executive Officer, Mr. Elmo De Alwis, on the
term as specified

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  ISSUER:                SIGNET GROUP PLC
  TICKER:                N/A             CUSIP:     G8126R113
  MEETING DATE:          8/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors to take all                         ISSUER          YES          FOR               FOR
actions necessary to implement the scheme into effect
 referred to in the notice convening the General

PROPOSAL #2.: Approve the operation of each of the                         ISSUER          YES          FOR               FOR
Signet Jewelers Limited Share Plans

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  ISSUER:                SIGNET GROUP PLC
  TICKER:                N/A             CUSIP:     G8126R113
  MEETING DATE:          8/19/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of arrangement                           ISSUER          YES          FOR               FOR
referred to in the notice convening the court meeting

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  ISSUER:                SILICONWARE PRECISION INDUSTRIES CO LTD.
  TICKER:                SPIL            CUSIP:     827084864
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #2A: MATTERS TO BE RECOGNIZED AND DISCUSSED:                      ISSUER          YES          FOR             AGAINST
 ADOPTION BY THE MEETING OF FY 2008 BUSINESS REPORT
AND FINANCIAL STATEMENTS

PROPOSAL #2B: MATTERS TO BE RECOGNIZED AND DISCUSSED:                      ISSUER          YES          FOR             AGAINST
 ADOPTION BY THE MEETING OF FY 2008 PROFIT
DISTRIBUTION PLAN

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  ISSUER:                SIME DARBY BHD NEW
  TICKER:                N/A             CUSIP:     Y7962G108
  MEETING DATE:          11/12/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the YE 30 JUN 2008 together with the
reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final gross dividend of 34.0                       ISSUER          YES          FOR               FOR
sen per share, less Malaysian income tax at 25%, and
special gross dividend of 4.0 sen per share, less
Malaysian income tax of 25%, and 6.0 sen per share
Malaysian tax exempt, for the YE 30 JUN 2008

PROPOSAL #3.: Approve the annual remuneration for the                      ISSUER          YES          FOR               FOR
 Non-Executive Directors at an amount not exceeding
MYR 3,000,000 in aggregate

PROPOSAL #4.: Re-appoint Mr. Tun Musa Hitam as a                           ISSUER          YES          FOR               FOR
Director of the Company, pursuant to Section 129(6)
of the Companies Act, 1965, to hold office until the
conclusion of the next AGM

PROPOSAL #5.: Re-appoint Mr. Tun Dato Seri Ahmad                           ISSUER          YES          FOR               FOR
Sarji Abdul Hamid as a Director of the Company,
pursuant to Section 129(6) of the Companies Act,
1965, to hold office until the conclusion of the next

PROPOSAL #6.: Re-appoint Dr. Arifin Mohamad Siregar                        ISSUER          YES          FOR               FOR
as a Director of the Company, pursuant to Section
129(6) of the Companies Act, 1965, to hold office
until the conclusion of the next AGM

PROPOSAL #7.: Re-appoint Dato Mohamed Sulaiman as a                        ISSUER          YES          FOR               FOR
Director of the Company, pursuant to Section 129(6)
of the Companies Act, 1965, to hold office until the
conclusion of the next AGM

PROPOSAL #8.: Re-elect Tan Sri Dato Dr. Wan Mohd.                          ISSUER          YES          FOR               FOR
Zahid Mohd. Noordin as a Director, who retires by
rotation in accordance with Article 99 of the
Company's Articles of Association

PROPOSAL #9.: Re-elect Tan Sri Datuk Dr. Ahmad                             ISSUER          YES          FOR               FOR
Tajuddin Ali as a Director, who retires by rotation
in accordance with Article 99 of the Company's
Articles of Association

PROPOSAL #10.: Re-elect Datuk Seri Panglima Sheng Len                      ISSUER          YES          FOR               FOR
 Tao, who retires by rotation in accordance with
Article 99 of the Company's Articles of Association

PROPOSAL #11.: Re-appoint PricewaterhouseCoopers as                        ISSUER          YES          FOR               FOR
the Auditors of the Company for the ensuing FY and
authorize the Directors to fix their remuneration

PROPOSAL #S.12: Amend the Article 78 of the Articles                       ISSUER          YES          FOR               FOR
of Association of the Company as specified

PROPOSAL #13.: Authorize the Directors, subject                            ISSUER          YES          FOR               FOR
always to the Companies Act, 1965 [Act], the Articles
 of Association of the Company, other applicable
laws, guidelines, rules and regulations, and the
approvals of the relevant Governmental/regulatory
authorities, pursuant to Section 132D of the Act, to
allot and issue shares in the Company at any time
until the conclusion of the next AGM and upon such
terms and conditions and for such purposes as the
Directors may, in their absolute discretion deem fit,
 provided that the aggregate number of shares to be
issued does not exceed 10% of the issued share
capital of the Company for the time being

PROPOSAL #14.: Authorize the Company, subject always                       ISSUER          YES          FOR               FOR
to the Companies Act, 1965 [Act], the Articles of
Association of the Company, other applicable laws,
guidelines, rules and regulations, and the approvals
of the relevant governmental/regulatory authorities,
such number of  ordinary shares of MYR 0.50 each in
the Company as may be determined by the Directors of
the Company from time to time through Bursa Malaysia
Securities Berhad upon such terms and conditions as
the Directors may deem fit and expedient in the
interests of the Company provided that: the aggregate
 number of ordinary shares which may be purchased
and/or held by the Company as treasury shares shall
not exceed 10% of the issued and paid-up ordinary
share capital of the Company at the time of purchase;
 and the maximum funds to be allocated by the Company
 for the purpose of purchasing its own shares shall
not exceed the total retained profits and share
premium of the Company at the time of purchase; and
that, upon completion of the purchase by the Company
of its own shares, authorize the Directors to deal
with the shares so purchased in their absolute
discretion in the following manner; to retain the
ordinary shares in the Company so purchased by the
Company as treasury shares; and/or to cancel them;
and/or to resell them; and/or to distribute them as a
 share dividends; and/or in any other manner as
prescribed by the Act, rules regulations and orders
made pursuant to the Act and the Listing Requirements
 and any other relevant authority for the time being
in force; and that, such authority conferred by this
resolution shall commence upon the passing of the
resolution and shall continue to be in force until;
[Authority expires the earlier of the conclusion of
the next AGM of the Company, or the expiry of the
period within which the next AGM is required by law
to be held] or the authority is revoked or varied by
ordinary resolution passed by the shareholders of the
 Company in general meeting, which ever is earliest;
authorize the Directors of the Company to take all
such steps as are necessary or expedient or
implement, finalise and give effect to the Proposed
Share Buy-Back with full powers to assent to any
conditions, modifications, variations and/or
amendments as may be imposed by the relevant

PROPOSAL #15: Approve and ratify, all the recurrent                        ISSUER          YES          FOR               FOR
related party transactions of a revenue or trading
nature as set out in Section 3.2 of the circular to
shareholders dated 20 OCT 2008 [circular] which were
entered into by the Company and/or its subsidiary
Companies which involved the interest of Directors,
major shareholders or persons connected with the
Directors and/or major shareholders of the Company
and/or its subsidiary [related parties] from 30 NOV
2007, the date of listing of the Company's shares in
the main Board of Bursa Malaysia Securities Berhad
until the date of this AGM, which were necessary for
the Group's day-to-day operations and were carries
out in the ordinary course of business, on terms not
more than those generally available to the public and
 are not detrimental to the minority shareholder of
the Company; authorize the Company, subject always to
 the Companies Act, 1956 [Act], the Articles of
Association of the Company, other applicable laws,
guidelines, rules and regulations, and the approvals
of the relevant governmental/regulatory authorities
and /or subsidiary companies to enter into all
arrangements and/or transactions involving the
interests of the related parties as specified in
Section 3.2 of the circular, provided that such
arrangements and/or transactions are; recurrent
transactions of a revenue or trading nature;
necessary for the day-to-day operations; carried out
in the ordinary course of business on normal
commercial terms which are not more favorable to the
related parties than those generally available to the
 public; and not detrimental to the minority
shareholders of the Company [Mandate] and that, the
Mandate, unless revoked or varies by the Company in a
 general meeting, shall continue in force until;
[Authority expires the earlier of the conclusion of
the next AGM of the Company, or the expiry of the
period within which the next AGM is required by law
to be held]; pursuant to Section 143(1) of the Act,
[but shall not extend to such extensions as may be
allowed pursuant to Section 143(2) of the Act]; or
the Mandate is revoked or varied by ordinary
resolution passed by the shareholders of the Company
in general meeting, which ever is earlier; authorize
the Directors of the Company to complete and do all
such documents as may be required] as they consider
expedient or necessary to give effect to the mandate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SIMS GROUP LTD
  TICKER:                N/A             CUSIP:     Q8505L116
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements of                          ISSUER          NO           N/A               N/A
Sims Group Limited [the Company] and its controlled
entities for the YE 30 JUN 2008 and the related
Directors' report, Directors' declaration and the
Auditor's report

PROPOSAL #2.1: Re-elect Mr. Jeremy Sutcliffe as an                         ISSUER          YES          FOR               FOR
Executive Director of the Company, who retires by
rotation at the AGM in accordance with the Company's
Constitution and the ASX Listing Rules

PROPOSAL #2.2: Re-elect Mr. Norman Bobins as an                            ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company,
who retires at the AGM in accordance with the
Company's Constitution and the ASX Listing Rules

PROPOSAL #2.3: Re-elect Mr. Gerald Morris as an                            ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company,
who retires at the AGM in accordance with the
Company's Constitution and the ASX Listing Rules

PROPOSAL #2.4: Re-elect Mr. Robert Lewon as an                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company,
who retires at the AGM in accordance with the
Company's Constitution and the ASX Listing Rules

PROPOSAL #3.: Approve, for the purposes of ASX                             ISSUER          YES        AGAINST           AGAINST
Listing Rules 7.1 and 10.14 for Mr. Jeremy Sutcliffe,
 Executive Director, to have issued to him
performance rights [Performance Rights] numbering
44,440 and options [Options] numbering 135,435, and
the issue of any Sims Group Limited ordinary shares
upon the exercise of those Performance Rights and
Options under the terms of the Sims Group Long Term
Incentive Plan as specified

PROPOSAL #4.: Approve, for the purposes of ASX                             ISSUER          YES        AGAINST           AGAINST
Listing Rules 7.1 and 10.14 for Mr. Daniel Dienst,
the Group Chief Executive Officer, to have issued to
him 61,092 Performance Rights and 181,654 Options,
and the issue of any Sims Group Limited ordinary
shares upon the exercise of those Performance Rights
and Options under the terms of the Sims Group Long
Term Incentive Plan as specified

PROPOSAL #S.5: Approve to change the name of the                           ISSUER          YES          FOR               FOR
Company to Sims Metal Management Limited

PROPOSAL #6.: Adopt the Remuneration Report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008 [as specified]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINDORICOH CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y79924109
  MEETING DATE:          3/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the partial amendment to the                         ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE AIRLINES LTD
  TICKER:                N/A             CUSIP:     Y7992P128
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
Shares] not exceeding in aggregate the Maximum Limit
[as hereafter defined], at such price or prices as
may be determined by the Directors of the Company
from time to time up to the Maximum Price [as
hereafter defined], whether by way of: i) market
purchase[s] on the Singapore Exchange Securities
Trading Limited [SGX-ST]; and/or ii) off-market
purchase[s] [if effected otherwise than on the SGX-
ST] in accordance with any equal access scheme[s] as
may be determined or formulated by the Directors as
they consider fit, which scheme[s] shall satisfy all
the conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws and
regulations and rules of the SGX-ST as may for the
time being be applicable, and approve [the Share Buy
Back Mandate]; and to complete and do all such acts
and things[including executing such documents as may
be required] as they and/or he may consider expedient
 or necessary to give effect to the transactions
contemplated and/or authorized by this Resolution
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the date by which the

PROPOSAL #2.: Authorize the Company, its subsidiaries                      ISSUER          YES          FOR               FOR
 for the purposes of Chapter 9 of the listing manual
[Chapter 9] of the SGX-ST, and associated Companies
that are entities at risk [as that term is used in
Chapter 9], or any of them, to enter into any of the
transactions falling within the types of interested
person transactions, as specified, provided that such
 transactions are made on normal commercial terms and
 in accordance with the review procedures for such
interested person transactions; [Authority expires at
 the conclusion of the next AGM of the Company]; and
the Directors of the Company to complete and do all
such acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary or in the interests of the
Company to give effect to the IPT Mandate and/or this
 Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE AIRLINES LTD
  TICKER:                N/A             CUSIP:     Y7992P128
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and audited financial statements for the YE 31 MAR
2008 and the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 80 cents                         ISSUER          YES          FOR               FOR
per ordinary share for the YE 31 MAR 2008

PROPOSAL #3.: Re-appoint Sir. Brian Pitman, as a                           ISSUER          YES          FOR               FOR
Director who retires under Section 153[6] of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM of the Company

PROPOSAL #4.A: Re-elect Mr. Chia Pei-Yuan as a                             ISSUER          YES          FOR               FOR
Director who retires by rotation in accordance with
Article 82 of the Company's Articles of Association

PROPOSAL #4.B: Re-elect Mr. David Michael Gonski as a                      ISSUER          YES          FOR               FOR
 Director who retires by rotation in accordance with
Article 82 of the Company's Articles of Association

PROPOSAL #5.A: Re-elect Mrs. Christina Ong as a                            ISSUER          YES          FOR               FOR
Director, who are retires in accordance with Article
89 of the Company's Articles of Association

PROPOSAL #5.B: Re-elect Mr. Lucien Wong Yuen Kuai as                       ISSUER          YES          FOR               FOR
a Director, who are retires in accordance with
Article 89 of the Company's Articles of Association

PROPOSAL #6.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
1,497,220 for the FYE 31 MAR 2008

PROPOSAL #7.: Approve the Directors' fees of up to                         ISSUER          YES          FOR               FOR
SGD 1,650,000 for the FYE 31 MAR 2009

PROPOSAL #8.: Re-appoint Messrs Ernst & Young as the                       ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #9.1: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies
Act, Chapter 50, to: a) i) issue shares in the
capital of the Company [shares] whether by way of
rights, bonus or otherwise; and/or ii) make or grant
offers, agreements or options [collectively,
Instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and b) [notwithstanding the authority
conferred by this resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
resolution was in force, provided that: 1) the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company [as calculated in
accordance with sub-paragraph [2] below], of which
the aggregate number of shares to be issued other
than on a pro rata basis to shareholders of the
Company [including shares to be issued in pursuance
of Instruments made or granted pursuant to this
resolution] does not exceed 10% of the total number
of issued shares [excluding treasury shares] in the
capital of the Company [as calculated in accordance
with sub-paragraph [2] below]; 2) [subject to such
manner of calculation as may be prescribed by the
Singapore Exchange Securities Trading Limited [SGX-
ST]] for the purpose of determining the aggregate
number of shares that may be issued under sub-
paragraph [1] above, the percentage of issued shares
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this resolution is passed, after
adjusting for: i) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
resolution is passed; and ii) any subsequent bonus
issue or consolidation or subdivision of shares; 3)
in exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company; and 4)
 [unless revoked or varied by the Company in general
meeting] [Authority expires earlier of the conclusion
 of the next AGM of the Company or the date by which

PROPOSAL #9.2: Authorize the Directors to: a) offer                        ISSUER          YES        AGAINST           AGAINST
and grant options in accordance with the provisions
of the SIA Employee Share Option Plan [Share Option
Plan] and/or to grant awards in accordance with the
provisions of the SIA Performance Share Plan
[Performance Share Plan] and/or the SIA Restricted
Share Plan [Restricted Share Plan] [the Share Option
Plan, the Performance Share Plan and the Restricted
Share Plan, together the 'Share Plans']; and b) allot
 and issue from time to time such number of ordinary
shares in the capital of the Company as may be
required to be issued pursuant to the exercise of
options under the Share Option Plan and/or such
number of fully paid shares as may be required to be
issued pursuant to the vesting of awards under the
Performance Share Plan and/or the Restricted Share
Plan, provided always that the aggregate number of
ordinary shares to be issued pursuant to the Share
Plans shall not exceed 13% of the total number of
issued ordinary shares [excluding treasury shares] in
 the capital of the Company from time to time

PROPOSAL #10.: Transact any other business                                 ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE EXCHANGE LTD
  TICKER:                N/A             CUSIP:     Y79946102
  MEETING DATE:          10/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares
in the capital of the Company [Shares] not exceeding
in aggregate the maximum 10% of the total number of
issued shares, at such price or prices as may be
determined by the Directors from time to time up to
the maximum price; i) in the case of a market
purchase of a share, 105% of the average closing
price of the shares and ii) in the case of an off-
market purchase of a share, 110% of the average
closing price of the shares, whether by way of: i)
market purchase(s) on the Singapore Exchange
Securities Trading Limited [SGX-ST] transacted
through the QUEST-ST trading system and/or any other
securities exchange on which the Shares may for the
time being be listed and quoted [Other Exchange];
and/or; ii) off-market purchase(s) [if effected
otherwise than on the SGX-ST or, as the case may be,
Other Exchange] in accordance with any equal access
Scheme(s) as may be determined or formulated by the
Directors as they consider fit, which scheme(s) shall
 satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all
other laws and regulations and rules of the SGX-ST
or, as the case may be, Other Exchange as may for the
 time being be applicable [the Share Purchase
Mandate]; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date
 of the next AGM of the Company as required by Law to
 be held]; and authorize the Directors of the Company
 and/or any of them to complete and do all such acts
and things [including executing such documents as may
 be required] as they and/or he may consider
expedient or necessary to give effect to the
transactions contemplated and/or authorized by this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE EXCHANGE LTD
  TICKER:                N/A             CUSIP:     Y79946102
  MEETING DATE:          10/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the Audited Financial Statements for the FYE 30
JUN 2008 with the Auditor's report thereon

PROPOSAL #2.: Re-appoint Mr. Joseph Yuvaraj Pillay,                        ISSUER          YES          FOR               FOR
as a Director of the Company to hold such office from
 the date of this AGM until the next AGM of the
Company, pursuant to Section 153(6) of the Companies
Act, Chapter 50 of Singapore

PROPOSAL #3.: Re-elect Mr. Hsieh Fu Hua, retiring by                       ISSUER          YES          FOR               FOR
rotation under Article 99A of the Company's Articles
of Association [the Articles]

PROPOSAL #4.: Re-elect Mr. Loh Boon Chye retiring by                       ISSUER          YES          FOR               FOR
rotation under Article 99A of the Articles

PROPOSAL #5.: Re-elect Mr. Ng Kee Choe retiring by                         ISSUER          YES          FOR               FOR
rotation under Article 99A of the Articles

PROPOSAL #6.: Re-elect Mr. Lee Hsien Yang as a                             ISSUER          YES          FOR               FOR
Director, retiring by rotation under Article 99A of
the Articles [Mr. Lee will, upon re-election as a
Director, remain as Chairman of the Audit Committee
and will be considered independent for the purposes
of Rule 704(8) of the Listing Manual of the Singapore
 Exchange Securities Trading Limited]

PROPOSAL #7.: Declare a net final [tax exempt one-                         ISSUER          YES          FOR               FOR
tier] dividend of SGD 0.29 per share for the FYE 30
JUN 2008 [FY2007: SGD 0.30 per share]

PROPOSAL #8.: Approve the sum of SGD 587,500 to be                         ISSUER          YES          FOR               FOR
paid to Mr. Joseph Yuvaraj Pillay as Director's fees
for the FYE 30 JUN 2008 [FY2007: Nil; increase of SGD
 587,500] [as specified]

PROPOSAL #9.: Approve the sum of SGD 1,074,250 to be                       ISSUER          YES          FOR               FOR
paid to all Directors [other than Mr. Joseph Yuvaraj
Pillay] as Directors' fees for the FYE 30 JUN 2008
[FY2007: SGD 767,800; increase of SGD 306,450] [as
specified]

PROPOSAL #10.: Approve the sum of up to SGD 790,000                        ISSUER          YES          FOR               FOR
to be paid to Mr. Joseph Yuvaraj Pillay as Director's
 fees for the FYE 30 JUN 2009 [FY2008: SGD 587,500;
increase of up to SGD 202,500] [as specified]

PROPOSAL #11.: Approve the sum of up to SGD 1,200,000                      ISSUER          YES          FOR               FOR
 to be paid to all Directors [other than Mr. Joseph
Yuvaraj Pillay] as Directors' fees for the FYE 30 JUN
 2009 [FY2008: SGD 1,074,250; increase of up to SGD
125,750] [as specified]

PROPOSAL #12.: Re-appoint Messrs                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the Company
 and authorize the Directors to fix their remuneration

PROPOSAL #13.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to: a) i) issue shares in the capital of the Company
 [shares] whether by way of rights, bonus or
otherwise; and/or ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares, at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: 1) the aggregate number of shares to
be issued pursuant to this Resolution [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 50 %of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with sub-
paragraph (2) as specified], of which the aggregate
number of shares to be issued other than on a pro
rata basis to shareholders of the Company [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 10 % of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with sub-
paragraph (2) as specified]; 2) [subject to such
manner of calculation as may be prescribed by the
Singapore Exchange Securities Trading Limited [SGX-
ST]] for the purpose of determining the aggregate
number of shares that may be issued under sub-
paragraph (1) above, the percentage of issued shares
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this Resolution is passed, after
adjusting for: i) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
Resolution is passed; and ii) any subsequent bonus
issue or consolidation or subdivision of shares; 3)
in exercising the authority conferred by this
Resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the Monetary Authority of Singapore]
and the Articles of Association for the time being of
 the Company; and 4) [unless revoked or varied by the
 Company in GM] the Authority conferred by this
Resolution shall continue in force until the
conclusion of the next AGM of the Company or the date
 by which the next AGM of the Company is required by

PROPOSAL #14.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to grant awards in accordance with the provisions of
 the SGX Performance Share Plan and to allot and
issue from time to time such number of ordinary
shares in the capital of the Company as may be
required to be issued pursuant to the exercise of
options under the SGX Share Option Plan and/or such
number of fully-paid shares as may be required to be
issued pursuant to the vesting of awards under the
SGX Performance Share Plan, provided that the
aggregate number of new shares to be issued pursuant
to the SGX Share Option Plan and the SGX Performance
Share Plan shall not exceed 10 % of the total number
of issued ordinary shares [excluding treasury shares]
 in the capital of the Company from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE LAND LTD
  TICKER:                N/A             CUSIP:     V80978113
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and audited financial statements for the YE 31 DEC

PROPOSAL #2.: Declare a first and final dividend of                        ISSUER          YES          FOR               FOR
20 cents per share tax exempt [1-tier] for the YE 31
DEC 2008

PROPOSAL #3.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
336,500 for the YE 31 DEC 2008

PROPOSAL #4.a: Re-elect Mr. Lim Hock San as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation pursuant to Article
 104 of the Articles of Association of the Company

PROPOSAL #4.b: Re-elect Mr. Gn Hiang Meng as a                             ISSUER          YES          FOR               FOR
Director, who retire by rotation pursuant to Article
104 of the Articles of Association of the Company

PROPOSAL #4.c: Re-elect Mr. Wee Ee Lim as a Director,                      ISSUER          YES          FOR               FOR
 who retire by rotation pursuant to Article 104 of
the Articles of Association of the Company

PROPOSAL #4.d: Re-elect Mr. Perry L. Pe as a                               ISSUER          YES          FOR               FOR
Director, who retire by rotation pursuant to Article
104 of the Articles of Association of the Company

PROPOSAL #5.a: Re-appoint Dr. Wee Cho Yaw as a                             ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM

PROPOSAL #5.b: Re-appoint Dr. John Gokongwei, Jr. as                       ISSUER          YES          FOR               FOR
a Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM

PROPOSAL #5.c: Re-appoint Mr. Tan Boon Teik as a                           ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM

PROPOSAL #5.d: Re-appoint Mr. Hwang Soo Jin as a                           ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM

PROPOSAL #5.e: Re-appoint Mr. Roberto R. Romulo as a                       ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50, to hold office from the
date of this AGM until the next AGM

PROPOSAL #5.f: Re-appoint Mr. Gabriel C. Singson,                          ISSUER          YES          FOR               FOR
Alternate Director to Mr. Perry L. Pe as a Director,
who retires under Section 153(6) of the Companies
Act, Chapter 50, to hold office from the date of this
 AGM until the next AGM

PROPOSAL #6.: Re-appoint Messrs                                            ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as the Auditors of the
Company and authorize the Directors to fix their

PROPOSAL #7.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 pursuant to Section 161 of the Companies Act,
Chapter 50, and subject to the Listing Rules,
guidelines and directions ['Listing Requirements'] of
 the Singapore Exchange Securities Trading Limited
(SGX-ST), to issue shares in the capital of the
Company [Shares]; ii) convertible securities; iii)
additional convertible securities issued pursuant to
adjustments; or iv) Shares arising from the
conversion of the securities in (ii) and (iii) above,
 [whether by way of rights, bonus, or otherwise or
pursuant to any offer, agreement or option made or
granted by the Directors during the continuance of
this authority which would or might require shares or
 convertible securities to be issued during the
continuance of this authority or thereafter] at any
time, to such persons, upon such terms and conditions
 and for such purposes as the Directors may, in their
 absolute discretion, deem fit [notwithstanding that
the authority conferred by this Ordinary Resolution
may have ceased to be in force], provided that: the
aggregate number of shares and convertible securities
 to be issued pursuant to this Ordinary Resolution
[including Shares to be issued in pursuance of
convertible securities made or granted pursuant to
this Ordinary Resolution] does not 1] in the case of
a renounceable rights issue, exceed 100% of the total
 number of issued shares [excluding treasury shares]
in the capital of the Company [as calculated in
accordance with subparagraph (b) below] ['Issued
Shares']; and 2] in all other cases, exceed 50% of
the total number of Issued Shares provided that the
aggregate number of Shares to be issued other than on
 a pro rata basis to Shareholders of the Company
[including Shares to be issued in pursuance of
instruments made or granted pursuant to this Ordinary
 Resolution] does not exceed 20% of the total number
of Issued Shares; b) [subject to such other manner of
 calculation as may be prescribed by the SGX-ST] for
the purpose of determining the aggregate number of
Shares that may be Issued under (a) above, the
percentage of Issued Shares shall be based on the
total number of issued shares [excluding Treasury
Shares] in the capital of the Company at the time of
the passing of this Ordinary Resolution, after
adjusting for: 1] new shares arising from the
conversion or exercise of convertible securities; 2]
[where applicable] new shares arising from exercising
 share options or vesting of Share awards outstanding
 or subsisting at the time this Ordinary Resolution
is passed, provided the options or awards were
granted in compliance with the Listing Requirements;
and 3] any subsequent bonus issue, consolidation or
subdivision of Shares; c) in exercising the authority
 conferred by this Ordinary Resolution, the Company
complies with the Listing Requirements [unless such
compliance has been waived by the SGX-ST] and the
existing Articles of Association of the Company; and
[Authority expires until the conclusion of the next

PROPOSAL #8.: Transact any other business                                  ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE POST LTD
  TICKER:                N/A             CUSIP:     Y8120Z103
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, its subsidiaries                      ISSUER          YES          FOR               FOR
 and associated Companies that are entities at risk
[as that term is used in Chapter 9], or any of them,
for the purposes of Chapter 9 of the Listing Manual
[Chapter 9] of the Singapore Exchange Securities
Trading Limited [SGX-ST], to enter into any of the
transactions falling within the types of interested
person transactions as specified in the Appendix to
the Company's Circular to Shareholders dated 05 JUN
2009 [the Circular] with any party who is of the
class of interested persons as specified in the
Appendix to the Circular, provided that such
transactions are made on normal commercial terms and
in accordance with the review procedures for such
interested person transactions; [Authority expires at
 the conclusion of the next AGM of the Company]; and
authorize the Directors of the Company and/or any of
them to complete and do all such acts and things
[including executing all such documents as may be
required] as they and/or he may consider expedient or
 necessary or in the interests of the Company to give
 effect to the Shareholders Mandate and/or this

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares
in the capital of the Company [Shares] not exceeding
in aggregate the Maximum Limit, as specified at such
price or prices as may be determined by the Directors
 from time to time up to the Maximum Price, whether
by way of :i) market purchase(s) on the SGX-ST and/or
 any other stock exchange on which the shares may for
 the time being be listed and quoted [Other
Exchange]; and/or ii) off-market purchase(s) [if
effected otherwise than on the SGX-ST or, as the case
 may be, Other Exchange] in accordance with any equal
 access scheme(s) as may be determined or formulated
by the Directors as they consider fit, which
scheme(s) shall satisfy all the conditions prescribed
 by the Companies Act, and otherwise in accordance
with all other laws and regulations and rules of the
SGX-ST or, as the case may be, approve the other
exchange as may for the time being be applicable and
to the Share Purchase Mandate may be exercised by the
 Directors at any time and form time to time during
the period commencing from the date of the passing of
 this resolution; [Authority expires the earlier of
the conclusion of the next AGM of the Company is held
 or the date by which the next AGM of the Company is
required by law to be held]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE POST LTD
  TICKER:                N/A             CUSIP:     Y8120Z103
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
for the FYE 31 MAR 2009, and the Directors' report
and the Independent Auditor's report thereon

PROPOSAL #2.: Declare a final tax exempt 1-tier                            ISSUER          YES          FOR               FOR
dividend of 2.5 cents per ordinary share in respect
of the FYE 31 MAR 2009

PROPOSAL #3.: Re-elect Mr. Timothy Chia Chee Ming as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation in accordance
with Article 91 of the Company's Articles of

PROPOSAL #4.: Re-elect Mr. Lee Chong Kwee as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Article 91 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Keith Tay Ah Kee as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Article 91 of the Company's Articles of Association

PROPOSAL #6.: Approve the Directors' fees payable by                       ISSUER          YES          FOR               FOR
the Company of SGD 641,090 for the FYE 31 MAR 2009

PROPOSAL #7.: Appoint the Auditors and authorize the                       ISSUER          YES          FOR               FOR
Directors to fix their remuneration

PROPOSAL #8.: Authorize the Directors to issue shares                      ISSUER          YES          FOR               FOR
 in the capital of the Company [shares] whether by
way of rights, bonus or otherwise; and/or make or
grant offers, agreements or options [collectively,
Instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and [notwithstanding the authority
conferred by this Resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors of the Company while
 this Resolution is in force, provided that: the
aggregate number of shares to be issued pursuant to
this Resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution] does not exceed 50% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company [as calculated in
accordance with this Resolution], of which the
aggregate number of shares to be issued other than on
 a pro rata basis to shareholders of the Company
[including shares to be issued in pursuance of
Instruments made or granted pursuant to this
Resolution] does not exceed 10% of the total number
of issued shares [excluding treasury shares] in the
capital of the Company [as calculated in accordance
with this Resolution]; [subject to such manner of
calculation as may be prescribed by the SGX-ST] for
the purpose of determining the aggregate number of
shares that may be issued under this Resolution, the
percentage of issued shares shall be based on the
total number of issued shares [excluding treasury
shares] in the capital of the Company at the time
this Resolution is passed, after adjusting for: new
shares arising from the conversion or exercise of any
 convertible securities or share options or vesting
of share awards which are outstanding or subsisting
at the time this Resolution is passed; and any
subsequent bonus issue or consolidation or
subdivision of shares; in exercising the authority
conferred by this Resolution, the Company shall
comply with the provisions of the Listing Manual of
the SGX-ST for the time being in force [unless such
compliance has been waived by the SGX-ST] and the
Articles of Association for the time being of the
Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date

PROPOSAL #9.: Authorize the Directors to offer and                         ISSUER          YES          FOR               FOR
grant options [Options] in accordance with the
provisions of the Singapore Post Share Option Scheme
[Share Option Scheme] and to allot and issue from
time to time such number of shares as may be required
 to be issued pursuant to the exercise of the Options
 under the Share Option Scheme, provided that the
aggregate number of shares to be issued pursuant to
the Share Option Scheme shall not exceed 5% of the
total number of issued shares [excluding treasury
shares] in the capital of the Company from time to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE PRESS HLDGS LTD
  TICKER:                N/A             CUSIP:     Y7990F106
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited accounts for the FYE 31 AUG 2008

PROPOSAL #2.: Declare a final dividend of 9 cents and                      ISSUER          YES          FOR               FOR
 a special dividend of 10 cents, on a tax-exempt
[one-tier] basis, in respect of the FYE 31 AUG 2008

PROPOSAL #3.i: Re-appoint Mr. Ngiam Tong Dow as a                          ISSUER          YES          FOR               FOR
Director of the Company, pursuant to Section 153(6)
of the Companies Act, Chapter 50 of Singapore [the
Companies Act], to hold such office from the date of
this AGM until the next AGM of the Company

PROPOSAL #3.ii: Re-appoint Mr. Yong Pung How as a                          ISSUER          YES          FOR               FOR
Director of the Company, pursuant to Section 153(6)
of the Companies Act, to hold such office from date
of this AGM until the next AGM of the Company

PROPOSAL #4.i: Re-elect Mr. Cham Tao Soon as a                             ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #4.ii: Re-elect Mr. Chan Heng Loon Alan as a                      ISSUER          YES          FOR               FOR
 Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #4.iii: Re-elect Mr. Sum Soon Lim as a                            ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Company's Articles of Association

PROPOSAL #5.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
983,000

PROPOSAL #6.: Appoint the Auditors and authorize the                       ISSUER          YES          FOR               FOR
Directors to fix their remuneration

PROPOSAL #7.: Transact any other business                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #8.i: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161of the Companies Act,
 Chapter 50 and the listing Rules of the Singapore
Exchange Securities Trading Limited [the SGX-ST], and
 subject to the provisions of the newspaper and
printing presses Act, Chapter 206, to: issue shares
in the capital of the Company whether by way of
rights, bonus or otherwise; and/or make or grant
offers, agreements or options [collectively,
Instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and [notwithstanding that the authority
conferred by this resolution may have ceased to be in
 force] issue shares in pursuance of any instrument
made or granted by the Directors while this
resolution is in force, provided that: 1) the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
shares in the capital of the Company [as calculated
in accordance with sub-paragraph (2) below], of which
 the aggregate number of shares to be issued other
than on a pro rata basis to shareholders of the
Company [including shares to be issued in pursuance
of Instruments made or granted pursuant to this
resolution] does not exceed 20% of the total number
of issued shares in the capital of the Company [as
calculated in accordance with sub-paragraph (2)
below]; 2) [subject to such manner of calculation and
 adjustments as may be prescribed by the SGX-ST] for
the purpose of determining the aggregate number of
shares that may be issued under sub-paragraph (1),
the percentage of issued shares shall be based on the
 total number of issued shares in the capital of the
Company at the time this resolution is passed, after
adjusting for: new shares arising from the conversion
 or exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this resolution
 is passed; and any subsequent bonus issue,
consolidation or subdivision of shares; 3) in
exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the listing manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company; and 4)
 [unless revoked or varied by the Company in general
meeting] [authority expires the earlier of the
conclusion of the next AGM of the Company or the date

PROPOSAL #8.ii: Authorize the Directors to grant                           ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the SPH
Performance Share Plan [the 'SPH Performance Share
Plan'] and to allot and issue such number of ordinary
 shares in the capital of the Company ['Ordinary
Shares'] as may be required to be delivered pursuant
to the vesting of awards under the SPH Performance
Share Plan, provided that the aggregate number of new
 ordinary shares to be allotted and issued and/or to
be allotted, when aggregated with existing ordinary
shares [including Ordinary Shares held in treasury]
delivered and/or to be delivered, pursuant to the
Singapore Press Holdings Group (1999) Share Option
Scheme and the SPH Performance Share Plan, shall not
exceed 10% of the total number of issued Ordinary
Shares from time to time

PROPOSAL #8.iii: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, for the purposes of Sections 76C and 76E of
the Companies Act, to purchase or otherwise acquire
issued ordinary shares not exceeding in aggregate the
 maximum limit [as specified], at such price or
prices as may be determined by the Directors of the
Company from time to time up to the maximum price [as
 specified] whether by way of: market purchases(s) on
 the SGX-ST; and/or off-market purchase(s) (if
effected otherwise than on the SGX-ST) in accordance
with any equal access scheme(s) as may be determined
or formulated by the Directors as they consider fit,
which scheme(s) shall satisfy all the conditions
prescribed by the Companies Act, and otherwise in
accordance with all other Laws and regulations and
rules of the SGX-ST as may for the time being be
applicable; [Authority expires the earlier of the
next AGM of the Company or the date of the next AGM
of the Company is required by the Law to be held]; to
 complete and do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider expedient or necessary to give
 effect to the transactions contemplated and/or
authorize by this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE TECHNOLOGIES ENGINEERING LTD
  TICKER:                N/A             CUSIP:     Y7996W103
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and audited accounts for the YE 31 DEC 2008 and the
Auditors' report thereon

PROPOSAL #2.: Declare a final ordinary dividend of                         ISSUER          YES          FOR               FOR
4.0 cents per share and a special dividend of 8.8
cents per share for the YE 31 DEC 2008

PROPOSAL #3.I.: Re-elect Mr. Peter Seah Lim Huat as a                      ISSUER          YES          FOR               FOR
 Director, who retire by rotation pursuant to Article
 98 of the Articles of Association of the Company

PROPOSAL #3.II.: Re-elect Mr. Koh Beng Seng as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retire by rotation
pursuant to Article 98 of the Articles of Association
 of the Company

PROPOSAL #3.III: Re-elect Mr. Winston Tan Tien Hin as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retire by rotation
pursuant to Article 98 of the Articles of Association
 of the Company

PROPOSAL #3.IV.: Re-elect Mr.Quek Poh Huat as a                            ISSUER          YES          FOR               FOR
Director of the Company, who retire by rotation
pursuant to Article 98 of the Articles of Association
 of the Company

PROPOSAL #4.: Approve the sum of SGD 893,166 as the                        ISSUER          YES          FOR               FOR
Directors' fees for the YE 31 DEC 2008; [2007: SGD
901,833]

PROPOSAL #5.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #6.: Authorize the Directors: to issue                            ISSUER          YES          FOR               FOR
shares in the capital of the Company [shares] whether
 by way of rights, bonus or otherwise; and/or make or
 grant offers, agreements or options [collectively,
Instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may, in their absolute discretion,
deem fit; and [notwithstanding the authority
conferred by this resolution may have ceased to be in
 force] issue shares in pursuance of any Instrument
made or granted by the Directors while this
resolution was in force, provided that the: [1]
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution]: [a] by way of renounceable rights
issues on a pro rata basis to shareholders of the
Company [Renounceable Rights Issues] shall not exceed
 100%, of the total number of issued shares in the
capital of the Company excluding treasury shares [as
calculated in this Resolution]; otherwise than by way
 of Renounceable Rights Issues [Other Share Issues]
shall not exceed 50%, of the total number of issued
shares in the capital of the Company excluding
treasury shares [as calculated in accordance with
this Resolution], of which the aggregate number of
shares to be issued other than on a pro rata basis to
 shareholders of the Company shall not exceed 5%, of
the total number of issued shares in the capital of
the Company excluding treasury shares [as calculated
in accordance with Resolution]; [2] the Renounceable
Rights Issues and Other Share Issues shall not, in
aggregate, exceed 100%, of the total number of issued
 shares in the capital of the Company excluding
treasury shares [as calculated in this Resolution];
[3] [subject to such manner of calculation as may be
prescribed by the SGX-ST] for the purpose of
determining the aggregate number of shares that may
be issued under paragraph [1] [A] and [1] [B] above,
the percentage of issued shares shall be based on the
 total number of issued shares in the capital of the
Company at excluding treasury shares the time this
resolution is passed, after adjusting for: [i] new
shares arising from the conversion or exercise of any
 convertible securities or share options or vesting
of share awards which are outstanding or subsisting
at the time this resolution is passed; and [ii] any
subsequent bonus issue or consolidation or
subdivision of shares; [4] in exercising the
authority conferred by this resolution, the Company
shall comply with the provisions of the Listing
Manual of the SGX-ST for the time being in force
[unless such compliance has been waived by the SGX-
ST] and the Articles of Association for the time
being of the Company; [Authority expires at the
earlier of the conclusion of next AGM of the Company

PROPOSAL #7.: Authorize the Directors to offer and                         ISSUER          YES        AGAINST           AGAINST
grant options in accordance with the provisions of
the Singapore Technologies Engineering Share Option
Plan [Share Option Plan] and/or to grant awards in
accordance with the provisions of the Singapore
Technologies Engineering Performance Share Plan
[Performance Share Plan] and/or the Singapore
Technologies Engineering Restricted Stock Plan
[Restricted Stock Plan] [the Share Option Plan, the
Performance Share Plan and the Restricted Stock Plan,
 together the Share Plans]; and allot and issue from
time to time such number of ordinary shares in the
capital of the Company as may be required to be
issued pursuant to the exercise of options under the
Share Option Plan and/or such number of fully paid
ordinary shares as may be required to be issued
pursuant to the vesting of awards under the
Performance Share Plan and/or the Restricted Stock
Plan, provided that the aggregate number of ordinary
shares to be issued pursuant to the Share Plans shall
 not exceed 15% of the total number of issued
ordinary shares in the capital of the Company
[excluding treasury shares] from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE TECHNOLOGIES ENGINEERING LTD
  TICKER:                N/A             CUSIP:     Y7996W103
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Company, for the purposes                      ISSUER          YES          FOR               FOR
 of Chapter 9 of the Listing Manual [Chapter 9] of
the Singapore Exchange Securities Trading Limited
[the SGX-ST], its subsidiaries and associated
Companies that are entities at risk [as that term is
used in Chapter 9], or any of them, to enter into any
 of the transactions falling within the types of
interested person transactions described in Appendix
1 to the Company's Circular to Shareholders dated 11
MAR 2009 [the Circular] with any party who is of the
class of interested persons as specified, provided
that such transactions are made on normal commercial
terms and in accordance with the review procedures
for such interested person transactions; [authority
expires earlier of the conclusion of the next AGM of
the Company]; and authorize the Directors of the
Company to complete and do all such acts and things
[including executing all such documents as may be
required] as they may consider expedient or necessary
 or in the interests of the Company to give effect to
 the shareholders mandate and/or this resolution

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purpose of Section 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
shares] not exceeding in aggregate the maximum limit
[means that number of issued shares representing 10%
of the total number of issued shares as it the date
of the passing of this resolution [excluding any
shares which are held as treasury shares as at the
date], at such price or prices as may be determined
by the Directors from the time to time up to the
Maximum price in relation to a share to be purchased
or acquired, means the purchase price [excluding
brokerage, stamp duties, applicable goods and
services tax and other related expenses] which shall
not exceed: i) in the case of a Market Purchase of a
share, 105% of the of the shares; and ii) in the case
 of an Off-Market Purchase of a share pursuant to an
equal access scheme, 110% of the of the shares],
whether by way of: a) market purchase(s) on the SGX
ST; and/or b) off-market purchases [if effected
otherwise than on the SGX-ST] in accordance with an
equal access schemes as may be determined or
formulated by the Directors of the Company as they
consider fit, which scheme(s) shall satisfy all the
conditions prescribed by the Companies Act; and
otherwise in accordance with all other Laws and
regulations and rules of the SGX-ST as may for the
time being be applicable [the Share Purchase
Mandate]; and [authority expires the earlier of the
date on which the next AGM of the Company is held or
the date by which the next AGM of the Company is
required By-Law to be held]; and to complete and do
all such acts and things [including executing such
documents as may be required and to approve any
amendments, alterations or modifications to any
documents] as they may consider expedient or

PROPOSAL #S.3: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company be altered in the manner as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE TELECOMMUNICATIONS LTD
  TICKER:                N/A             CUSIP:     Y79985209
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements for the FYE 31 MAR 2008, the Directors'
report and the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend of 6.9 cents                        ISSUER          YES          FOR               FOR
per share in respect of the FYE 31 MAR 2008

PROPOSAL #3.: Re-elect Mr. Graham John Bradley as an                       ISSUER          YES          FOR               FOR
Independent Member of the Audit Committee, who retire
 by rotation in accordance with Article 97 of the
Company's Article of Association

PROPOSAL #4.: Re-elect Mr. Chumpol NaLamlieng as a                         ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
Article 97 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Nicky Tan Ng Kuang as an                        ISSUER          YES          FOR               FOR
Independent Member of the Audit Committee, who retire
 by rotation in accordance with Article 97 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Dominic Chiu Fai Ho as an                       ISSUER          YES          FOR               FOR
Independent Member of the Audit Committee, who ceases
 to hold the office in accordance with Article 103 of
 the Company's Articles of Association

PROPOSAL #7.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
by the Company of up to SGD 2,250,000 for the FYE 31
MAR 2009 [2008: up to SGD 2,250,000]

PROPOSAL #8.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #9.: Authorize the Directors to issue shares                      ISSUER          YES          FOR               FOR
 in the capital of the Company [shares] whether by
way of rights, bonus or otherwise and/or 2) make or
grant offers, agreements or potions [collectively,
Instruments] that might or would require shares to be
 issued including but not limited to the creation and
 issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares at any time and upon such terms and conditions
 and for such purposes and to such persons as the
Directors may in their absolute discretion deem fit;
and (ii) issue shares in pursuance of any instrument
made or granted by the Directors while this
resolution was in force; provided that the agreement
number of shares to be issued pursuant to this
resolution [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
shares in the capital of the Company [as calculated
in accordance with this resolution] of which the
aggregate number of shares to be issued other than on
 a pro rata basis to shareholders of the Company
[including shares to be issued in pursuance of
instrument made or granted pursuant to this
resolution] does not exceed 10% of the total number
issued shares in the capital of the Company; (ii)
[subject to such manner of calculation as ,may be
prescribed by the Singapore Exchange Securities
Trading Limited (SGX-ST)] to determine the aggregate
number of shares that may be issued under this
resolution the percentage of issued shares shall be
on that total number of issued shares in the capital
of the Company at the time the resolution is passed
after adjusting for: (a) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
resolution is passed and (b) any subsequent
consolidation or sub division of shares (iii) in
exercising the authority conferred by the resolution
the Company shall comply with the provisions of the
Listing manual of the SGX-ST and the rules of any
other stock exchange on which the shares of the
Company may for time being be listed or quoted for
the time being in force and the Articles of
Association for the time being of the Company and;
[Authority shall continue in force until the
conclusion of the next AGM of the Company or the date
 by which the next AGM of the Company is required by

PROPOSAL #10.: Authorize the Directors to allot and                        ISSUER          YES          FOR               FOR
issue from time to time such number of shares in the
capital of the Company as may be required to be
issued pursuant to exercise the options under the
Singapore Telecom Share Option Scheme 1999 [1999
scheme] provided always that the aggregate number of
shares to be issued pursuant to be 1999 Scheme shall
not exceed 5% of the total number of issued share
[excluding treasury shares] in the capital of the
Company from time to time as calculated in accordance
 the rules of the 1999 Scheme

PROPOSAL #11.: Authorize the Directors to grant                            ISSUER          YES          FOR               FOR
awards in accordance with the provisions of the Sing
Tel Performance Share Plan [Share plan] and to allot
and issue from time to time such number of fully paid
 up shares in the capital of the Company as may be
required to be issued pursuant to the vesting of
awards under the Share Plan, provided always that the
 aggregate number of shares to be issue pursuant to
the 1999 Scheme and the Share Plan shall not exceed
10% of the total number of issued shares in the
capital of the Company from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINGAPORE TELECOMMUNICATIONS LTD
  TICKER:                N/A             CUSIP:     Y79985209
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act chapter 50 [the Companies Act], to
purchase or otherwise acquire issued ordinary shares
in the capital of the Company [Shares], not exceeding
 in aggregate the maximum limit [as specified],at
such price or process as may be determined  by the
Directors from time to time up to the maximum price
[as specified] whether by way of: market purchases on
 the Singapore Exchange Securities Trading Limited
[SGX-ST], and/or any other stock exchange on which
the shares may for the time being be listed and
quoted [Other Exchange] and/or off-market purchases
effected otherwise than on the SGX-ST or, as the case
 may be, other exchange] in accordance with any equal
 access scheme(s), as determined or formulated by the
 Directors as they consider fir, which scheme(s)
shall satisfy all the conditions prescribed by the
Companies Act, in the case of a market purchase of a
share 105% of the average closing market price of the
 shares and in case of an off-market purchase of a
share pursuant to an equal access scheme, 110% of the
 average closing market price of the shares and
authorize the Directors of the Company and/or any of
them to do all such acts and things deemed necessary
to give effect to this Resolution; [Authority expires
 the earlier of the next AGM of the Company or the
date by which the next AGM of the Company is required

PROPOSAL #2.: Approve, for the purposes of Rule 10.14                      ISSUER          YES          FOR               FOR
 of the ASX Listing rules, the participation by the
Relevant Person in the Relevant Period specified in
paragraph 3.2 of the Circular to the shareholders and
 the CUFS holders dated 26 JUN 2008 [the Circular] in
 the SingTel Performance Share Plan, on the specified
 terms

PROPOSAL #S.3: Amend Articles 93, 97, 98 and 103 of                        ISSUER          YES          FOR               FOR
the Articles of the Association of the Company as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINO LAND CO LTD
  TICKER:                N/A             CUSIP:     Y80267126
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the Directors' and
Independent Auditor's reports for the YE 30 JUN 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.3 per                      ISSUER          YES          FOR               FOR
 ordinary share with an option for scrip dividend

PROPOSAL #3.i: Re-elect Mr. Adrian David Li Man-Kiu                        ISSUER          YES        AGAINST           AGAINST
as a Director

PROPOSAL #3.ii: Re-elect Dr. Fu Yuning as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.iii: Re-elect Mr. Daryl Ng Win Kong as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.iv: Re-elect Mr. Ringo Chan Wing Kwong as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.v: Re-elect Mr. Sunny Yeung Kwong as a                         ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.vi: Authorize the Board to fix the                             ISSUER          YES          FOR               FOR
Directors' remuneration

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditor for the ensuing year and authorize the
Board to fix their remuneration

PROPOSAL #5.i: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 during the relevant period of all powers of the
Company, to repurchase shares of the Company on the
Stock Exchange of Hong Kong Limited [the Stock
Exchange] or any other Stock Exchange on which the
shares of the Company may be listed and recognized by
 the Securities and Futures Commission and the Stock
Exchange for this purposes, subject to and in
accordance with all applicable Laws and requirements
of the Rules Governing the Listing of Securities on
the Stock Exchange or of any other Stock Exchange as
amended from time to time, not exceeding 10% of the
aggregate nominal amount of the share capital of the
Company; and [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is to be held by law]

PROPOSAL #5.ii: Authorize the Directors of the                             ISSUER          YES        AGAINST           AGAINST
Company to allot, issue and deal with additional
shares of the Company, to allot, issue or grant
securities of the Company, including bonds,
debentures and notes convertible into shares of the
Company and make or grant offers, agreements and
options during and after the relevant period, not
exceeding 20% of the aggregate nominal amount of the
share capital of the Company and in addition to any
shares which may be issued on the exercise of the
subscription rights under the Company's warrants or
pursuant to any scrip dividend scheme or pursuant to
a rights issue or pursuant to the exercise of any
Share Option Scheme adopted by the Company or
pursuant to any rights of conversion under any
existing convertible bonds, debentures or notes of
the Company, and provided further that these powers
of the Directors and this general mandate shall be
subject to the restrictions that the aggregate
nominal amount of shares allotted or agreed to be
allotted or issued pursuant thereto; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required

PROPOSAL #5.iii: Approve, conditional upon the                             ISSUER          YES        AGAINST           AGAINST
passing of Resolutions 5(i) and 5(ii) above being
passed, the aggregate nominal amount of the shares
which are repurchased by the Company under the
authority granted pursuant to Resolution 5(i) [up to
a maximum of 10% of the aggregate nominal amount of
the share capital of the Company in issue as at the
date of this resolution], to the aggregate nominal
amount of the share capital of the Company that may
be allotted pursuant to Resolution 5(ii)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINO OCEAN LD HLDGS LTD
  TICKER:                N/A             CUSIP:     Y8002N103
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                             ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and the Auditors for the FYE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend [together with                      ISSUER          YES          FOR               FOR
 a scrip alternative] for the YE 31 DEC 2008

PROPOSAL #3.i: Re-elect Mr. Liang Yanfeng as a                             ISSUER          YES          FOR               FOR
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #3.ii: Re-elect Mr. Tsang Hing Lun as a                           ISSUER          YES          FOR               FOR
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #3.iii: Re-elect Mr. Gu Yunchang as a                             ISSUER          YES          FOR               FOR
Director and authorize the Board of Directors of the
Company to fix his remuneration

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor of the Company and authorize the Board of
 Directors to fix their remuneration

PROPOSAL #5.A: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the capital of the Company and to make offers,
agreements, options [including bonds, warrants and
debentures convertible into shares of the Company]
and rights of exchange or conversion which might
require the exercise of such powers, subject to and
in accordance with all applicable laws and
requirements of the Rules Governing the Listing of
Securities on the Stock Exchange of Hong Kong Limited
 [as amended form time to time] [the Listing Rules]
during and after the end of the relevant period, the
aggregate nominal amount of share capital allotted or
 agreed conditionally or unconditionally to be
allotted, otherwise than pursuant to (a) a Rights
Issue or (b) the exercise of options under any share
option scheme or similar arrangement adopted by the
Company for the grant or issue to the employees and
the Directors of the Company and/or any of its
subsidiaries and/or other eligible participants
specified thereunder of options to subscribe for or
rights to acquire shares of the Company, or (c) an
issue of shares upon the exercise of the subscription
 rights attaching to any warrants which may be issued
 by the Company; or (d) an issue of shares of the
Company as scrip dividend or similar arrangement in
accordance with the Memorandum and Articles of
Association of the Company, shall not exceed 20% of
the aggregate nominal amount of the share capital of
the Company in issue as at the date of the passing of
 this resolution; and [Authority expires the earlier
of the conclusion of the next AGM of the Company or
the expiration of the period within which the next
AGM of the Company is required by the Memorandum and
Articles of Association of the Company or any

PROPOSAL #5.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, during the Relevant Period to purchase or
otherwise acquire shares in the capital of the
Company on The Stock Exchange of Hong Kong Limited
[the Stock Exchange] or on any other stock exchange
on which the shares of the Company may be listed and
recognized by the Stock Exchange and the Hong Kong
Securities and Futures Commission for this purpose,
subject to and in accordance with all applicable laws
 and the requirements of the Hong Kong Code on Share
Repurchases and the Listing Rules, the aggregate
nominal amount of shares of the Company shall not
exceed 10% of the aggregate nominal amount of the
share capital of the Company in issue as at the date
of the passing of this resolution; [Authority expires
 the earlier of the conclusion of the next AGM of the
 Company or the expiration of the period within which
 the next AGM of the Company is required by the
Articles of Association of the Company or any
applicable laws to be held]

PROPOSAL #5.C: Approve, conditional upon the passing                       ISSUER          YES        AGAINST           AGAINST
of Resolutions 5.A and 5.B, to extend the general
mandate granted to the Directors to allot, issue and
otherwise deal with the shares pursuant to Resolution
 5.A, by the addition thereto an amount of shares
representing the aggregate nominal amount of shares
of the Company purchased or otherwise acquired by the
 Company pursuant to the authority granted to the
Directors of the Company under the Resolution 5.B,
provided that such amount shall not exceed 10% of the
 aggregate nominal amount of the issued share capital
 of the Company as at the date of passing this
resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINOFERT HLDGS LTD
  TICKER:                N/A             CUSIP:     G8403G103
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited                                ISSUER          YES          FOR               FOR
consolidated financial statements of the Company and
the reports of the Directors and the Auditors of the
Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve and declare a final dividend                         ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008

PROPOSAL #3.A: Re-elect Mr. Song Yu Qing as a Non-                         ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.B: Re-elect Dr. Chen Guo Gang as a Non-                        ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.C: Re-elect Dr. Stephen Francis Dowdle as                      ISSUER          YES        AGAINST           AGAINST
 a Non-Executive Director of the Company

PROPOSAL #3.D: Re-elect Mr. Wade Fetzer III as a Non-                      ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #3.E: Re-elect Mr. Tse Hau Yin, Aloysius as                       ISSUER          YES          FOR               FOR
an Independent Non-Executive Director of the Company

PROPOSAL #4.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company to fix the remuneration for all the Directors

PROPOSAL #5.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors of the Company to hold office until the
conclusion of the next AGM of the Company and
authorize the Board of Directors to fix their
remuneration

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
[Directors] to allot, issue and otherwise deal with
additional ordinary shares of the Company [Shares] or
 securities convertible into Shares or options,
warrants or similar rights to subscribe for shares or
 such convertible securities and to make or grant
offers, agreements and options which would or might
require the exercise of such power, during and after
the relevant period, shall not exceed 20% of the
aggregate nominal amount of the ordinary share
capital of the Company in issue as at the date of
passing of this resolution, otherwise than pursuant
to: i) a rights issue [as specified]; ii) the
exercise of rights of subscription or conversion
under the terms of any warrants issued by the Company
 or any securities which are convertible into shares;
 iii) the exercise of any option granted under any
Option Scheme or similar arrangement for the time
being adopted for the grant or issue to officers
and/or employees of the Company and/or any of its
subsidiaries of shares or right to acquire shares; or
 iv) any scrip dividend or similar arrangement
providing for the allotment of shares in lieu of the
whole or part of a dividend on the shares in
accordance with the Byelaws of the Company from time
to time; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by law or the Bye-laws of

PROPOSAL #7.: Authorize the Directors of Company                           ISSUER          YES          FOR               FOR
[Directors] to repurchase ordinary shares of the
Company [Shares] on The Stock Exchange of Hong Kong
Limited or on any other stock exchange on which the
shares may be listed and recognized by the Securities
 and Futures Commission and The Stock Exchange of
Hong Kong Limited for this purpose, and subject to
and in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited
 or of any other stock exchange as amended from time
to time during the relevant period, shall not exceed
10% of the aggregate nominal amount of the ordinary
share capital of the Company in issue as at the date
of passing of this resolution; [Authority expires the
 earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by law or the
 Bye-laws of the Company to be held]

PROPOSAL #8.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolutions 6 and 7, to extend the general mandate
granted to the Directors of the Company [Directors]
to allot, issue and otherwise deal with ordinary
shares of the Company pursuant to the Resolution 6 by
 the addition to the aggregate nominal amount of the
ordinary share capital of the Company which may be
allotted by the Directors pursuant to such general
mandate, an amount representing the aggregate nominal
 amount of the ordinary share capital of the Company
repurchased by the Company under the authority
granted pursuant to the Resolution 7, provided that
such amount shall not exceed 10% of the aggregate
nominal amount of the ordinary share capital of the
Company in issue as at the date of passing of this

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINO-OCEAN LAND HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Y8002N103
  MEETING DATE:          12/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the sale and                              ISSUER          YES          FOR               FOR
purchase agreement [the Grand More SP Agreement]
dated 07 NOV 2008 entered into between Mr. Wang Sheng
 Yi and Key Sky Group Limited as vendors and Sino-
Ocean Land [Hong Kong] Limited [a wholly-owned
subsidiary of the Company] and Bright King
International Limited [a wholly-owned subsidiary of
the Company] as purchasers, with respect to the sale
and purchase of the entire issued capital of Grand
More Group Limited at a consideration of RMB
720,000,000, as specified; and the sale and purchase
agreement [the Tsanghao SP Agreement] dated 07 NOV
2008 entered into between [Tsanghao Group Company
Limited] as vendor and [Beijing Yuankun Properties
Development Company Limited] as purchaser, with
respect to the sale and purchase of the entire equity
 interests in [Dalian Tsanghao Real Estate Company
Limited] at a consideration of RMB 480,000,000, as
specified; the transactions contemplated under the
Grand More SP Agreement and the Tsanghao SP
Agreement; and authorize the Directors of the Company
 [the Directors] to do such acts and things, to sign
and execute such other documents and to take such
steps as the Directors in their discretion consider
necessary, appropriate, desirable or expedient to
carry out or give effect to or otherwise in
connection with or in relation to the Grand More SP

PROPOSAL #2.: Authorize the Directors, subject to the                      ISSUER          YES          FOR               FOR
 Listing Committee of The Stock Exchange of Hong Kong
 Limited granting the listing of, and permission to
deal in, the Consideration Shares [as defined below]
either unconditionally or subject to such condition
as may be reasonably acceptable to the Company, to
allot and issue not more than 202,711,000 new shares
of the Company [the Consideration Shares] of par
value of HKD 0.80 each in the share capital of the
Company to Key Sky in accordance with the terms and
conditions of the Grand More SP Agreement, and to do
all such acts and things, to sign and execute such
other documents and to take such steps as the
Directors may in their discretion consider necessary,
 appropriate, desirable or expedient to carry out or
give effect to or otherwise in connection with or in
relation to the allotment and issue of the

PROPOSAL #3.: Elect Mr. Yin Yingneng Richard as a                          ISSUER          YES          FOR               FOR
Non-Executive Director of the Company and authorize
the Board of Directors of the Company to fix his
remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINOPAC FINANCIAL HOLDINGS CO LTD
  TICKER:                N/A             CUSIP:     Y8009U100
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The status of assets impairment in                          ISSUER          NO           N/A               N/A
Company and subsidiary

PROPOSAL #A.3: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of Year 2008

PROPOSAL #B.3: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.4: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.5: Elect Mr. Chao Cheng Mai [ID No:                            ISSUER          YES          FOR               FOR
J100030221] as an Independent Director

PROPOSAL #B.6: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINOPEC SHANGHAI PETROCHEMICAL CO LTD
  TICKER:                N/A             CUSIP:     Y80373106
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 report of the                               ISSUER          YES          FOR               FOR
Directors of the Company

PROPOSAL #2.: Approve the 2008 report of the                               ISSUER          YES          FOR               FOR
Supervisory Committee of the Company

PROPOSAL #3.: Approve the 2008 audited financial                           ISSUER          YES          FOR               FOR
statement and the 2008 budget of the Company

PROPOSAL #4.: Approve the 2009 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan of the Company

PROPOSAL #5.: Approve the 2009 financial budget of                         ISSUER          YES          FOR               FOR
the Company

PROPOSAL #6.: Re-appoint KPMG Huazhen as the                               ISSUER          YES          FOR               FOR
Company's Domestic Auditors for the year 2009 and
KPMG as the Company's International Auditors for the
year 2009 and authorize the Directors to fix their
remuneration based on that in 2008 with reference to
combined factors including their workload

PROPOSAL #S.7: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company [the Articles of Association] proposed by
 the Board and authorize the Board to make
appropriate variations to the following proposed
amendments and to transact all relevant matters
regarding the following proposed amendments in
accordance with the requests of any relevant PRC
approval authorities and the listing rules of any
stock exchanges on which the Company's securities are
 listed: It is provided in the original Article 208
of the Articles of Association: Where there is any
profit that may be distributed to shareholders, the
Company shall take steps to implement a profit
distribution scheme with the principle of providing
reasonable investment return to shareholders as well
as ensuring the Company to meet its reasonable
capital requirements; the proposed amendments are as
follows: Where there is any profit that may be
distributed to shareholders, the Company shall take
steps to implement a profit distribution scheme with
the principle of providing reasonable investment
return to shareholders as well as ensuring the
Company to meet its reasonable capital requirements;
the profit distribution policies of the Company are
as follows: a) the Company shall properly deal with
the correlation between the short-term benefits and
long-term development of the Company and formulate a
reasonable dividend distribution plan each year based
 on the prevailing operating environment and the
capital requirement plan for project investment and
after thoroughly considering the benefits of
shareholders, b) the profit distribution policies of
the Company shall maintain consistency and stability;
 c) the accumulated profits distributed in cash by
the Company over the past 03 years shall represent no
 less than 30% of the realized average annual
distributable profits over the past three years; d)
if the Board of the Company does not make any cash
profit distribution proposal, the Company shall

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINOPEC YIZHENG CHEMICAL FIBRE CO LTD
  TICKER:                N/A             CUSIP:     Y9841W106
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Qian Heng-Ge as a sixth term                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #1.2: Elect Ms. Sun Zhi-Hong as a sixth term                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #1.3: Elect Mr. Xiao Wei-Zhen as a sixth                          ISSUER          YES          FOR               FOR
term Director of the Company

PROPOSAL #1.4: Elect Ms. Long Xing-Ping as a sixth                         ISSUER          YES          FOR               FOR
term Director of the Company

PROPOSAL #1.5: Elect Mr. Zhang Hong as a sixth term                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.6: Elect Mr. Guan Diao-Sheng as a sixth                        ISSUER          YES          FOR               FOR
term Director of the Company

PROPOSAL #1.7: Elect Mr. Qin Wei-Zhong as a sixth                          ISSUER          YES          FOR               FOR
term Director of the Company

PROPOSAL #1.8: Elect Mr. Shen Xi-Jun as a sixth term                       ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.9: Elect Mr. Shi Zhen-Hua as a sixth term                      ISSUER          YES          FOR               FOR
 Director of the Company

PROPOSAL #1.10: Elect Mr. Qiao Xu as a sixth term                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #1.11: Elect Mr. Yang Xiong-Sheng as a sixth                      ISSUER          YES          FOR               FOR
 term Director of the Company

PROPOSAL #1.12: Elect Mr. Chen Fang-Zheng as a sixth                       ISSUER          YES          FOR               FOR
term Director of the Company

PROPOSAL #1.13: Elect Mr. Chen Jian as a sixth term                        ISSUER          YES          FOR               FOR
Supervisor of the Company

PROPOSAL #1.14: Elect Mr. Shi Gang as a sixth term                         ISSUER          YES          FOR               FOR
Supervisor of the Company

PROPOSAL #1.15: Elect Mr. Wang Bing as a sixth term                        ISSUER          YES          FOR               FOR
Supervisor of the Company

PROPOSAL #2.: Approve the remuneration for the                             ISSUER          YES          FOR               FOR
Company's sixth term Directors and Supervisors

PROPOSAL #3.1: Approve and ratify the New Product                          ISSUER          YES          FOR               FOR
Supply Framework Agreement [as defined in the
announcement of the Company dated 24 OCT 2008 [the
Announcement]] and the Non-Exempt Continuing
Connected Transactions [as specified in the
Announcement] contemplated thereunder and the
proposed annual caps [as specified in the
Announcement] in relation to the Non-Exempt
Continuing Connected Transactions contemplated under
the New Product Supply Framework Agreement for the 3
YE on 31 DEC 2011 and authorize the Directors of the
Company to sign, seal, execute, perfect, deliver and
do all such documents, deeds, acts, matters and
things as they may in their discretion consider
necessary or desirable or expedient to implement
and/or to give effect to the New Product Supply
Framework Agreement, the proposed annual caps and the

PROPOSAL #3.2: Approve and ratify the New                                  ISSUER          YES        AGAINST           AGAINST
Comprehensive Services Framework Agreement [as
specified in the Announcement] and the Non-Exempt
Continuing Connected Transactions contemplated
thereunder and the proposed annual caps [as specified
 in the Announcement] in relation to the Non-Exempt
Continuing Connected Transactions contemplated under
the New Comprehensive Services Framework Agreement
for the 3 YE on 31 DEC 2011 and authorize the
Directors of the Company to sign, seal, execute,
perfect, deliver and do all such documents, deeds,
acts, matters and things as they may in their
discretion consider necessary or desirable or
expedient to implement and/or to give effect to the
New Comprehensive Services Framework Agreement, the
proposed annual caps and the transactions thereby

PROPOSAL #3.3: Approve and ratify the transactions                         ISSUER          YES          FOR               FOR
and aggregate amount of purchase of raw materials and
 auxiliary raw materials from Sinopec under the
Existing Product Supply Framework Agreement [as
specified in the announcement] for the YE 31 DEC 2007
 and authorize the Directors of the Company to sign,
seal, execute, perfect, deliver and do all such
documents, deeds, acts, matters and things as they
may in their discretion consider necessary or
desirable or expedient to give effect to the
transactions and matters thereby contemplated

PROPOSAL #S.1: Amend the paragraph 1 of the Articles                       ISSUER          YES          FOR               FOR
of Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINOTRANS LTD
  TICKER:                N/A             CUSIP:     Y6145J104
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve: (A) the transactions                                ISSUER          YES          FOR               FOR
contemplated under the master services agreement
entered into between the Company and each of (a)
China National Foreign Trade Transportation [Group]
Corporation [Sinotrans Group Company]; (b) [Nittsu
Sinotrans Logistic Dalian Co. Ltd.]; (c) [Grand China
 Shipping [Yantai] Co. Ltd] [Companies listed in (b)
and (c) above together, the Connected Joint Venture
Partners]; (d) [Sinotrans Guangdong Jiangmen
Warehousing & Terminal Co., Ltd.] and [Jiangmen
Foreign Transportation & Enterprises Co., Ltd.]; (e)
[Qingdao Jinyun Air Cargo Freight Forwarding Co.
Ltd.]; and (f)  [Sinotrans Shandong Hongzhi Logistics
 Co. Ltd.] [formerly known as [Sinotrans Shandong
Hongzhi International Container Transportation Co.,
Ltd.] [Companies listed in (d), (e) and (f) above
together, the Connected Non Wholly-Owned Companies]
on 04 FEB 2009 [each a Master Services Agreement and
collectively the Master Services Agreements], as
specified] and the annual caps for each of the 3
years ending 31 DEC 2009, 2010 and 2011 in respect of
 the provision and receipt of services by the Company
 and its subsidiaries to/from each of Sinotrans Group
 Company, the Connected JV Partners and the Connected
 Non Wholly-Owned Companies and their respective
associates in accordance with the terms of the
relevant Master Services Agreement as set out on
pages 5 to 14 of the shareholders' circular dated 25
FEB 2009; and (B) authorize the Directors of the
Company to take all actions and execute all documents
 which they deem necessary, desirable or appropriate
in order to implement or give effect to the Master
Services Agreements and transactions contemplated

PROPOSAL #2.: Elect Mr. Jiang Jian as a Supervisor of                      ISSUER          YES          FOR               FOR
 the Company and authorize the Board of Directors of
the Company to determine his remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINOTRANS LTD
  TICKER:                N/A             CUSIP:     Y6145J104
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the transactions contemplated                       ISSUER          YES          FOR               FOR
under the master services agreement entered into
between the Company and each of (a) [Azuma Shipping
Co., Ltd] (b) Cotecna Inspection S.A. [Companies
listed in (a) and (b) above together, the Connected
Joint Venture Partners and (c)  [Jiangsu  Fortunate
International Freight Co. Ltd.] [the Connected Non
Wholly-Owned  Company] on 24 FEB 2009 [each a Master
Services Agreement and  collectively the Master
Services Agreements, as specified and initialed by
the Chairman for the  purpose of identification] and
the annual caps for each of the three years ending
31DEC 2009, 2010 and 2011 in respect of the provision
 and receipt of services by  the Company and its
subsidiaries to/from each of the Connected Joint
Venture  Partners and the Connected Non Wholly-Owned
Company and their respective  Associates in
accordance with the terms of the relevant Master
Services Agreement as  specified; authorize the
Directors of the Company to take all actions and
execute all documents which they deem necessary,
desirable or appropriate in order to  implement or
give effect to the Master Services Agreements and
transactions  contemplated thereunder

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINOTRANS LTD
  TICKER:                N/A             CUSIP:     Y6145J104
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
this resolution below and compliance with all
applicable laws and regulations of the People's
Republic of China and the passing of a special
resolution by the shareholders of the Company at the
AGM [Annual General Meeting] and the passing of a
special resolution at the H Shares Class Meeting to
confer the authority to Directors contemplated in
this resolution, the exercise by the Directors during
 the Relevant Period [as defined below] of all the
powers of the Company to purchase its H shares in the
 capital of the Company; the aggregate nominal amount
 of H shares in the capital of the Company to be
purchased pursuant to the approval in this resolution
 above shall not exceed 10% of the aggregate nominal
amount of the H shares in the capital of the Company
in issue as at the date of this resolution; and
[Authority expires the earlier of the conclusion of
next AGM of the Company or the expiration of the 12-
month period following the passing of this resolution]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINOTRANS LTD
  TICKER:                N/A             CUSIP:     Y6145J104
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee for the YE 31 DEC 2008

PROPOSAL #3.: Approve the audited accounts of the                          ISSUER          YES          FOR               FOR
Company and the Auditors' report for the YE 31 DEC

PROPOSAL #4.: Approve the profit distribution                              ISSUER          YES          FOR               FOR
proposal and final dividend of the Company for the YE
 31 DEC 2008

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to decide on matters relating to the declaration,
payment and recommendation of interim or special
dividends for the year 2009

PROPOSAL #6.a: Re-elect Mr. Zhao Huxiang as an                             ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #6.b: Re-elect Mr. Li Jianzhang as an                             ISSUER          YES        AGAINST           AGAINST
Executive Director of the Company

PROPOSAL #6.c: Re-elect Mr. Liu Jinghua as an Non-                         ISSUER          YES        AGAINST           AGAINST
Executive Director of the Company

PROPOSAL #6.d: Re-elect Mr. Jerry Hsu as an Non-                           ISSUER          YES          FOR               FOR
Executive Director of the Company

PROPOSAL #7.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company to determine the remuneration of the

PROPOSAL #S.8: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
this resolution and compliance with all applicable
Laws and regulations of the People's Republic of
China, to allot, issue and deal with additional H
shares or domestic shares [Domestic Shares] in the
capital of the Company in each case and to make or
grant offers, agreements and options which might
require the exercise of such power; during and after
the relevant period, the aggregate nominal amount of
H share or domestic share capital allotted or agreed
[whether pursuant to an option or otherwise] in each
case by the Directors pursuant to this resolution
shall not exceed 20 % of the aggregate nominal amount
 of each of the H share or domestic share capital of
the Company in issue in each case as at the date of
this resolution and limited accordingly; [Authority
expires at earlier of the conclusion of next AGM of
the Company or the expiration of the 12 month period
following the passing of this resolution]

PROPOSAL #S.9: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
this Resolution and in compliance with all applicable
 laws and regulations of the People's Republic of
China; and the passing of a special resolution by the
 holders of H Shares in a class meeting [H Shares
Class Meeting] and the passing of a special
resolution by the holders of Domestic Shares in a
class meeting [Domestic Shares Class Meeting]
contemplated in this resolution, the exercise by the
Directors during the Relevant Period [as specified]
to purchase its H Shares; the aggregate nominal
amount of H shares in the capital of the Company to
be purchased pursuant to the approval in this
Resolution shall not exceed 10% of the aggregate
nominal amount of the H shares in the capital of the
Company in issue as at the date of this resolution
and the said approval shall be limited accordingly;
[Authority expires at earlier of the conclusion of
next AGM of the Company or the expiration of the 12
month period following the passing of this resolution]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SINOTRANS LTD
  TICKER:                N/A             CUSIP:     Y6145J104
  MEETING DATE:          6/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the transactions contemplated                        ISSUER          YES          FOR               FOR
under the Master Services Agreement entered into
between the Company and each of a) Nippon Express
Co., Ltd.; b) Hanjin Shipping Co. Ltd.; c) Korean
Airlines Co., Ltd.; and d) Zim Integrated Shipping
Services Ltd. [Companies listed in (a) to (d) above
together, the Connected Joint Venture Partners] on 09
 APR 2009 [each a Master Services Agreement and
collectively the Master Services Agreements], as
specified and the annual caps for each of the 3 years
 ending 31 DEC 2009, 2010 and 2011 in respect of the
provision and receipt of services by the Company and
its subsidiaries to/from each of the Connected Joint
Venture Partners and their respective associates in
accordance with the terms of the relevant Master
Services Agreement, as specified; authorize the
Directors of the Company to take all actions and
execute all documents which they deem necessary,
desirable or appropriate in order to implement or
give effect to the Master Services Agreements and
transactions contemplated thereunder

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SK ENERGY CO LTD
  TICKER:                N/A             CUSIP:     Y8063L103
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Elect Messrs. Goo, Ja Young as                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #2.2: Elect Messrs. Lee, Hoon Kyu, Choi,                          ISSUER          YES          FOR               FOR
Myung Hae as outside Directors

PROPOSAL #3.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SK HOLDINGS CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y80662102
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Elect Mr. Choi, Jae Won as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Elect Messrs. Gang, Chan Soo and Kwon,                      ISSUER          YES          FOR               FOR
 Oh Ryong as the Outside Directors

PROPOSAL #3.: Elect Mr. Gang, Chan Soo as the Auditor                      ISSUER          YES          FOR               FOR
 Committee Member

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors [KRW 10,000,000,000]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SK NETWORKS CO LTD, SUWON
  TICKER:                N/A             CUSIP:     Y8296C102
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.1: Elect the other Non-Executive Directors                     ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Elect the Outside Directors                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Elect the Auditor Committee Member as a                      ISSUER          YES          FOR               FOR
 Outside Directors

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SK TELECOM CO., LTD.
  TICKER:                SKM             CUSIP:     78440P108
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVAL OF FINANCIAL STATEMENTS FOR                         ISSUER          YES          FOR               FOR
THE 25TH FISCAL YEAR (FROM JANUARY 1, 2008 TO
DECEMBER 31, 2008) AS SET FORTH IN ITEM 1 OF THE
COMPANY'S AGENDA ENCLOSED HEREWITH.

PROPOSAL #02: APPROVAL OF CEILING AMOUNT OF THE                            ISSUER          YES          FOR               FOR
REMUNERATION FOR DIRECTORS* PROPOSED CEILING AMOUNT
OF THE REMUNERATION FOR DIRECTORS IS KRW 12 BILLION.

PROPOSAL #03: AMENDMENT TO COMPANY REGULATION ON                           ISSUER          YES          FOR               FOR
EXECUTIVE COMPENSATION AS SET FORTH IN ITEM 2 OF THE
COMPANY'S AGENDA ENCLOSED HEREWITH.

PROPOSAL #4A1: ELECTION OF DIRECTOR: MR. CHEY, JAE WON                     ISSUER          YES          FOR               FOR

PROPOSAL #4A2: ELECTION OF DIRECTOR: MR. JUNG, MAN WON                     ISSUER          YES          FOR               FOR

PROPOSAL #4B: ELECTION OF INDEPENDENT NON-EXECUTIVE                        ISSUER          YES          FOR               FOR
DIRECTOR.

PROPOSAL #4C: ELECTION OF A MEMBER OF THE AUDIT                            ISSUER          YES          FOR               FOR
COMMITTEE.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SKANDINAVISKA ENSKILDA BANKEN, STOCKHOLM
  TICKER:                N/A             CUSIP:     W25381141
  MEETING DATE:          3/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Open of the Meeting                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Marcus Wallenberg as the                           ISSUER          YES          FOR               FOR
Chairman of Meeting

PROPOSAL #3.: Approve list of shareholders                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the agenda of the Meeting                            ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve to designate the Inspector(s)                        ISSUER          YES          FOR               FOR
of the minutes of the meeting

PROPOSAL #6.: Acknowledge the proper convening of the                      ISSUER          YES          FOR               FOR
 meeting

PROPOSAL #7.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports and the Auditor's report

PROPOSAL #8.: Receive the President's report                               ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #10.: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
omission of dividends

PROPOSAL #11.: Grant discharge to the Board and the                        ISSUER          YES          FOR               FOR
President

PROPOSAL #12.: Receive the information concerning the                      ISSUER          YES          FOR               FOR
 work of the Nomination Committee

PROPOSAL #13.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Members (11) and Deputy Members (0) of the Board

PROPOSAL #14.: Approve: the remuneration of the                            ISSUER          YES        AGAINST           AGAINST
Directors in the aggregate amount of SEK 7.6 Million;
 and the remuneration for the Auditors

PROPOSAL #15.: Re-elect Messrs. Annica Falkengren,                         ISSUER          YES          FOR               FOR
Penny Hughes, Urban Jansson, Tuve Johannesson, Hans-
Joachim Korber, Christine Novakovic, Jesper Ovesen,
Carl Ros, Jacob Wallenberg and Marcus Wallenberg
[Chair] as THE Directors and elect Mr. Tomas Nicolin
as a new Director

PROPOSAL #16.: Authorize the Chairman of Board and                         ISSUER          YES          FOR               FOR
Representatives of 4 of Company's largest
shareholders to serve on the Nominating Committee

PROPOSAL #17.: Approve the issuance of Class A shares                      ISSUER          YES          FOR               FOR
 with preemptive rights; the capitalization of
reserves of up to SEK 30 Billion via transfer from
unrestricted equity to share capital and amend the
Articles accordingly

PROPOSAL #18.: Approve the issuance of Class A shares                      ISSUER          YES        AGAINST           AGAINST
 with preemptive rights; the capitalization of
reserves of up to SEK 30 billion via transfer from
unrestricted equity to share capital; to reduce par
value of common stock to SEK 5.00 from SEK 10.00; and
 amend the Articles

PROPOSAL #19.: Approve the issuance of Class A shares                      ISSUER          YES        AGAINST           AGAINST
 with preemptive rights; the capitalization of
reserves of up to SEK 30 billion via transfer from
unrestricted equity; to reduce the par value of
common stock to SEK 1.00 from SEK 10.00; and amend

PROPOSAL #20.: Approve the Remuneration Policy and                         ISSUER          YES          FOR               FOR
other terms of employment for the Executive Management

PROPOSAL #21.A: Approve the Employee Share Matching                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #21.B: Approve the Restricted Stock Plan                          ISSUER          YES          FOR               FOR

PROPOSAL #21.C: Approve the Deferred Share Bonus Plan                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #21.D: Amend 2008 Executive Incentive Plans                       ISSUER          YES          FOR               FOR

PROPOSAL #22.A: Grant authority for the repurchase of                      ISSUER          YES          FOR               FOR
 up to 3% of own shares for use in its securities
business

PROPOSAL #22.B: Grant authority for the repurchase                         ISSUER          YES        AGAINST           AGAINST
and reissuance of shares for Long-Term Incentive

PROPOSAL #22.C: Grant authority for the reissuance of                      ISSUER          YES        AGAINST           AGAINST
 repurchased shares for 2009 Long-Term Incentive

PROPOSAL #22.D: Grant authority for the repurchase of                      ISSUER          YES          FOR               FOR
 up to 20 Million shares

PROPOSAL #23.: Appoint the Auditors of Foundations                         ISSUER          YES          FOR               FOR
that have delegated their business to the Bank

PROPOSAL #24.: Close the Meeting                                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SKANSKA AB
  TICKER:                N/A             CUSIP:     W83567110
  MEETING DATE:          4/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Election of Mr. Sven Unger as the                            ISSUER          NO           N/A               N/A
Chairman of the Meeting

PROPOSAL #3.: Preparation and approval of the list of                      ISSUER          NO           N/A               N/A
 shareholders entitled to vote at the meeting

PROPOSAL #4.: Approval of agenda                                           ISSUER          NO           N/A               N/A

PROPOSAL #5.: Election of 2 persons to check the                           ISSUER          NO           N/A               N/A
minutes together with the Chairman

PROPOSAL #6.: Determination of whether the meeting                         ISSUER          NO           N/A               N/A
has been duly convened

PROPOSAL #7.: Address by the Chairman, followed by                         ISSUER          NO           N/A               N/A
the President's address

PROPOSAL #8.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
the Auditors report for 2008 and the consolidated
accounts and the Auditors report for the consolidated
 accounts for 2008

PROPOSAL #9.: Adopt the income statement and balance                       ISSUER          YES          FOR               FOR
sheet and the consolidated income statement and the
consolidated balance sheet

PROPOSAL #10.: Approve an ordinary dividend of SEK                         ISSUER          YES          FOR               FOR
5.25 per share for FY 2008; and 09 APR 2009 as the
record date for payment of the dividend; if the
Meeting votes in favor of this motion, it is expected
 that Euroclear Sweden AB will make dividend payments
 on 16 APR 2009

PROPOSAL #11.: Grant discharge to the Members of the                       ISSUER          YES          FOR               FOR
Board and the President from liability for the FY

PROPOSAL #12.: Elect the number of Board Members at                        ISSUER          YES          FOR               FOR
8, no deputies and 1 Auditor

PROPOSAL #13.: Approve a fee of SEK 1,350,000 be paid                      ISSUER          YES          FOR               FOR
 to the Chairman of the Board of Directors and SEK
450,000 to each of the other Board Members elected by
 the meeting, with the exception of the President; a
special appropriation of SEK 150,000 for each of the
Members on the Project Committee, SEK 100,000 to each
 of the Members on the Audit Committee and SEK
125,000 to its Chairman, and SEK 75,000 to each of
the Members on the Remuneration Committee; the
proposed fees and compensation for committee work is
unchanged from the preceding year; the proposed
compensation for committee work does not apply to
Board Members who are employed in the Group and that
the fee to the Auditor be paid in the amount shown on

PROPOSAL #14.: Re-elect Messrs. Finn Johnsson, Johan                       ISSUER          YES        AGAINST           AGAINST
Karlstrom, Bengt Kjell, Sverker Martin-Lof, Sir
Adrian Montague, Lars Pettersson, Matti Sundberg and
new election of Mr. Stuart Graham as the Board
Members; Mr. Jane Garvey declined re-election; and
re-elect Mr. Sverker Martin-Lof as the Board Chairman

PROPOSAL #15.: Re-elect KPMG AB as the Auditor of the                      ISSUER          YES          FOR               FOR
 Company for a four-year mandate period, that is,
until the close of the Annual Shareholder's Meeting
to be held during the fourth FY after election as
Auditor; KPMG AB has announced that Authorized Public
 Accountant Mr. George Pettersson will have the main
responsibility of the Audit

PROPOSAL #16.: Appoint the Members of the Nomination                       ISSUER          YES          FOR               FOR
Committee and matters regarding as specified in the
Nomination Committee's Motion

PROPOSAL #17.: Approve the guidelines for salaries                         ISSUER          YES          FOR               FOR
and other remuneration to the Senior Executives as
specified

PROPOSAL #18.: Authorize the Board to decide on                            ISSUER          YES          FOR               FOR
acquisitions of own Series B shares on the following
terms: acquisitions may only be made on the NASDAQ
OMX Stockholm Exchange at a price within the
applicable range of prices at any given time, meaning
 the interval between the highest purchase price and
lowest selling price; the authorization may be used
on one or more occasions, however, not longer than
until the 2010 Annual Shareholder's Meeting; a
maximum of 4,500,000 Series B shares in Skanska may
be acquired for securing delivery of shares to
participants in the Program

PROPOSAL #19.: Closing of the Meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SKC CO LTD, SUWON
  TICKER:                N/A             CUSIP:     Y8065Z100
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statement                               ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES          FOR               FOR
Articles of Incorporation

PROPOSAL #3.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SKF AB
  TICKER:                N/A             CUSIP:     W84237143
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM                                           ISSUER          NO           N/A               N/A

PROPOSAL #2.: Election of Mr. Leif Ostling as the                          ISSUER          NO           N/A               N/A
Chairman of the AGM

PROPOSAL #3.: Drawing up and approval of the voting                        ISSUER          NO           N/A               N/A
list

PROPOSAL #4.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Election of the persons to verify the                        ISSUER          NO           N/A               N/A
minutes

PROPOSAL #6.: Consideration of whether the meeting                         ISSUER          NO           N/A               N/A
has been duly convened

PROPOSAL #7.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
audit report as well as consolidated accounts and
audit report for the Group

PROPOSAL #8.: Address by the President                                     ISSUER          NO           N/A               N/A

PROPOSAL #9.: Adopt  the income statement and balance                      ISSUER          YES          FOR               FOR
 sheet and consolidated income statement and
consolidated balance sheet

PROPOSAL #10.: Approve a dividend for the FY 2008 of                       ISSUER          YES          FOR               FOR
SEK 3.50 per share; and that shareholders with
holdings recorded on Friday, 24 APR 2009 be entitled
to receive the proposed dividend; subject to
resolution by the AGM in accordance with this
proposal, it is expected that Euroclear will
distribute the dividend on Wednesday, 29 APR 2009

PROPOSAL #11.: Grant discharge to the Board Members                        ISSUER          YES          FOR               FOR
and the President from liability

PROPOSAL #12.: Approve to determine number of Board                        ISSUER          YES          FOR               FOR
Members as 9 without Deputy Members

PROPOSAL #13.: Approve that the Board of Directors,                        ISSUER          YES          FOR               FOR
for the period up to the end of the next AGM, receive
 a fee according to the following: a firm allotment
of SEK 3,175,000, to be distributed with SEK 900,000
to the Chairman of the Board of Directors and with
SEK 325,000 to each of the other Board Members
elected by the AGM and not employed by the Company; a
 variable allotment corresponding to the value,
calculated as below, of 3,200 Company shares of
series B to be received by the Chairman and 1,200
shares of series B to be received by each of the
other Board Members; an allotment for Committee work
of SEK 575,000 to be divided with SEK 150,000 to the
Chairman of the Audit Committee, with SEK 100,000 to
each of the other Members of the Audit Committee and
with SEK 75,000 to each of the Members of the
Remuneration Committee; a prerequisite for obtaining
an allotment is that the Board Member is elected by
the AGM and not employed by the Company; when
deciding upon the variable allotment, the value of a
share of series B shall be determined at the average
latest payment rate according to the quotations on
the NASDAQ OMX Stockholm AB during the 5 trading days
 after publication of the Company's press release for
 the FY 2009

PROPOSAL #14.: Re-elect Messrs. Leif Ostling, Ulla                         ISSUER          YES          FOR               FOR
Litzen, Tom Johnstone, Winnie Kin Wah Fok, Hans-Olov
Olsson, Lena Treschow Torell, Peter Grafoner and Lars
 Wedenborn and elect Mr. Joe Loughrey as the Board
Members and Mr. Leif Ostling as the Chairman of the
Board of Directors

PROPOSAL #15.: Approve to determine number of Auditor                      ISSUER          YES          FOR               FOR
 as 1 without any Deputy Auditor

PROPOSAL #16.: Approve that the Auditor is paid for                        ISSUER          YES          FOR               FOR
work performed according to approved invoice

PROPOSAL #17.: Re-elect KPMG as the Auditor for the                        ISSUER          YES          FOR               FOR
time up to the closing of the AGM 2013

PROPOSAL #18.: Approve the principles of remuneration                      ISSUER          YES          FOR               FOR
 of Group Management Members

PROPOSAL #19.: Approve the introduction of SKF'S                           ISSUER          YES        AGAINST           AGAINST
Performance Share Programme 2009

PROPOSAL #20.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide upon the repurchase of the Company's own
shares for the period until the next AGM; the
authorization is proposed to embrace shares of Series
 A as well as Series B

PROPOSAL #21.: Resolution regarding the Nomination                         ISSUER          NO           N/A               N/A
Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SKY CITY ENTERTAINMENT GROUP LTD
  TICKER:                N/A             CUSIP:     Q8513Z115
  MEETING DATE:          10/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Sir. Dryden Spring as a                             ISSUER          YES          FOR               FOR
Director, who retires from office at the meeting

PROPOSAL #2.: Elect Mr. Peter Cullinane as a                               ISSUER          YES          FOR               FOR
Director, who retires from office at the meeting

PROPOSAL #3.: Elect Ms. Jane Freeman as a Director,                        ISSUER          YES          FOR               FOR
who retires from office at the meeting

PROPOSAL #4.: Approve the issue by Directors to Mr.                        ISSUER          YES          FOR               FOR
Nigel Morrison, Chief Executive Officer of the
Company, on or before 30 OCT 2011, of in aggregate up
 to 2,000,000 share rights under the long term
incentive plan, on the terms and conditions as
specified

PROPOSAL #5.: Authorize the increase in the total                          ISSUER          YES          FOR               FOR
Directors' fees from NZD 750,000 plus GST for each
FY, to NZD 950,000 plus GST for each FY, being an
increase of NZD 200,000 plus GST, and that such
increase take effect from 01 JUL 2008

PROPOSAL #6.: Authorize the Directors to fix the fees                      ISSUER          YES          FOR               FOR
 and expenses of the Auditor of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SKY NETWORK TELEVISION LTD
  TICKER:                N/A             CUSIP:     Q8514Q130
  MEETING DATE:          11/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix the Auditors' remuneration

PROPOSAL #2.: Re-elect Mr. Robert Bryden as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation, in accordance with
 the listing rules of the stock market operated by
New Zealand Exchange Limited [NZX Listing Rules] and
Australian Securities Exchange [ASX Listing Rules]

PROPOSAL #3.: Re-elect Mr. Humphry Rolleston as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation, in accordance with
 the NZX Listing Rules and ASX Listing Rules

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SKY PERFECT JSAT HOLDINGS INC.
  TICKER:                N/A             CUSIP:     J75606103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SM INVTS CORP
  TICKER:                N/A             CUSIP:     Y80676102
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the stockholders                      ISSUER          YES          FOR               FOR
 meeting held on 25 APR 2008

PROPOSAL #2.: Approve the presentation of the                              ISSUER          YES          FOR               FOR
President's report

PROPOSAL #3.: Amend the Article 4 of the Articles of                       ISSUER          YES          FOR               FOR
Incorporation to extend the corporate term/life for
another 50 years from 15 JAN 2010

PROPOSAL #4.: Ratify the acts of the Board of                              ISSUER          YES          FOR               FOR
Directors and the Management from the date of the
last annual stockholders meeting up to the date of
this meeting

PROPOSAL #5.1: Elect Mr. Henry Sy, Sr as a Director                        ISSUER          YES          FOR               FOR
for 2009 and 2010

PROPOSAL #5.2: Elect Mr. Teresita T. Sy as a Director                      ISSUER          YES          FOR               FOR
 for 2009 and 2010

PROPOSAL #5.3: Elect Mr. Henry T. Sy, Jr as a                              ISSUER          YES          FOR               FOR
Director for 2009 and 2010

PROPOSAL #5.4: Elect Mr. Harley T. Sy as a Director                        ISSUER          YES          FOR               FOR
for 2009 and 2010

PROPOSAL #5.5: Elect Mr. Jose T. Sio as a Director                         ISSUER          YES          FOR               FOR
for 2009 and 2010

PROPOSAL #5.6: Elect Mr. Gregory L. Domingo as a                           ISSUER          YES          FOR               FOR
Director for 2009 and 2010

PROPOSAL #5.7: Elect Mr. Vicente S. Perez, Jr. as the                      ISSUER          YES          FOR               FOR
 Independent Director for 2009 and 2010

PROPOSAL #5.8: Elect Mr. Ah Doo Lim as the                                 ISSUER          YES          FOR               FOR
Independent Director for 2009 and 2010

PROPOSAL #6.: Appoint the External Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SM PRIME HOLDINGS INC, MANILA
  TICKER:                N/A             CUSIP:     Y8076N112
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Call to order                                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Certification of notice and quorum                           ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approval of minutes of annual meeting                        ISSUER          YES          FOR               FOR
of stockholders held on 24 APR 2008

PROPOSAL #4.: Approve the annual report                                    ISSUER          YES          FOR               FOR

PROPOSAL #5.: Ratify the acts of the Board of the                          ISSUER          YES          FOR               FOR
Directors and the Management from the date of the
last annual stockholder's meeting up to the date of
this meeting

PROPOSAL #6.1: Elect Mr. Henry Sy, Sr. as the                              ISSUER          YES          FOR               FOR
Directors for 2009-2010

PROPOSAL #6.2: Elect Mr. Jose L. Cuisa, Jr. as the                         ISSUER          YES          FOR               FOR
Independent Director for 2009-2010

PROPOSAL #6.3: Elect Mr. Gregorio U. Kilayko as the                        ISSUER          YES          FOR               FOR
Independent Director for 2009-2010

PROPOSAL #6.4: Elect Mr. Henry T. Sy, Jr. as a                             ISSUER          YES          FOR               FOR
Director for 2009-2010

PROPOSAL #6.5: Elect Mr. Hans T. Sy as a Director for                      ISSUER          YES          FOR               FOR
 2009-2010

PROPOSAL #6.6: Elect Mr. Herbert T. Sy as a Director                       ISSUER          YES          FOR               FOR
for 2009-2010

PROPOSAL #6.7: Elect Mr. Senen T. Mendiola as a                            ISSUER          YES          FOR               FOR
Director for 2009-2010

PROPOSAL #7.: Appoint the External Auditors                                ISSUER          YES          FOR               FOR

PROPOSAL #8.: Other matters                                                ISSUER          NO           N/A               N/A

PROPOSAL #9.: Adjournment                                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SMC CORPORATION
  TICKER:                N/A             CUSIP:     J75734103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint Accounting Auditors                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SMITH & NEPHEW GROUP P L C
  TICKER:                N/A             CUSIP:     G82343164
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the report and accounts                                ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve to confirm the interim dividends                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. David Lllingworth                               ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. Joseph Papa                                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Dr. Rolf Stomberg                                   ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint the Auditors                                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the remuneration of the Auditors

PROPOSAL #9.: Approve to renew the Directors'                              ISSUER          YES          FOR               FOR
authority to allot shares

PROPOSAL #10.: Amend the French Share Save Plan [2002]                     ISSUER          YES          FOR               FOR

PROPOSAL #11.: Approve to renew the Directors'                             ISSUER          YES          FOR               FOR
authority for the disapplication of pre-emption rights

PROPOSAL #12.: Authorize to renew the Directors'                           ISSUER          YES          FOR               FOR
authority limited to make market purchases of the
Company's own shares

PROPOSAL #13.: Authorize the Directors to continue to                      ISSUER          YES          FOR               FOR
 call general meetings, other than AGM, on 14 clear
days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SMITHS GROUP PLC
  TICKER:                N/A             CUSIP:     G82401111
  MEETING DATE:          7/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Adopt, with effect on and from 01 OCT                       ISSUER          YES          FOR               FOR
2008, the Articles of Association as specified, in
substitution for, and to the exclusion of the current
 Articles of Association

PROPOSAL #2.: Approve the Smiths Group Value Sharing                       ISSUER          YES          FOR               FOR
Plan [the Group VSP], as specified; and authorize the
 Directors to do all such acts and things as they may
 consider appropriate to implement the Group VSP
including the establishment of the Divisional Value
Sharing Plans and the making of any amendments to the
 rules and the establishment of any sub-plans for the
 benefit of employees outside the UK [modified as
necessary to take account of relevant exchange
control, taxation and securities laws of the relevant
 jurisdiction]; and to vote as Directors and be
counted in any quorum on any matter connected with
the Group VSP, notwithstanding that they may be
interested in the same, save that no Director may
vote or be counted in the quorum on any matter solely
 concerning his own participation herein, and that
any prohibition on the Directors' voting shall be
suspended to this extent accordingly

PROPOSAL #3.: Amend the rules of the Smiths Group Co-                      ISSUER          YES          FOR               FOR
investment Plan [the CIP], as specified; and
authorize the Directors to do all such acts and
things as they may consider appropriate to implement
the amended rules of the CIP; and to vote as the
Directors and be counted in any quorum on any manner
connected with the CIP, notwithstanding that they may
 be interested in the same, save that no director may
 vote or be counted in the quorum on any matter
solely concerning his own participation herein, and
that any prohibition on directors' voting shall be
suspended to this extent accordingly

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SMITHS GROUP PLC
  TICKER:                N/A             CUSIP:     G82401111
  MEETING DATE:          11/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the report and accounts                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the Directors remuneration                           ISSUER          YES        AGAINST           AGAINST
report
PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint of Mr. P. Bowman as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditor

PROPOSAL #6.: Approve the Auditors remuneration                            ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve to renew the powers under                            ISSUER          YES          FOR               FOR
Article 6 and Section 80 of Companies Act 1985

PROPOSAL #S.8: Approve the renew the powers under                          ISSUER          YES          FOR               FOR
Article 7 and Section 95 of Companies Act 1985

PROPOSAL #S.9: Grant authority to make market                              ISSUER          YES          FOR               FOR
purchases of shares

PROPOSAL #10.: Grant authority to make political                           ISSUER          YES          FOR               FOR
donations and expenditure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SMRT CORPORATION LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y8077D105
  MEETING DATE:          7/11/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and audited financial statements for the FYE 31 MAR
2008 together with the Auditors' report thereon

PROPOSAL #2.: Declare a final [tax exempt one-tier]                        ISSUER          YES          FOR               FOR
dividend of 6.00 cents per share for the FYE 31 MAR
2008

PROPOSAL #3.: Approve the sum of SGD 515,530 as                            ISSUER          YES          FOR               FOR
Directors' fees for the FYE 31 MAR 2008

PROPOSAL #4.A: Re-elect Mr. Paul Ma Kah Woh who is                         ISSUER          YES        AGAINST           AGAINST
retiring in accordance with Article 94 of the
Company's Articles of Association

PROPOSAL #4.B: Approve the retirement of Mr. Edmund                        ISSUER          YES          FOR               FOR
Koh Kian Chew and Ms. Engelin Teh Guek Ngor who are
retiring in accordance with Article 94 of the
Company's Articles of Association

PROPOSAL #5.A: Re-elect Mr. Dilhan Pillay                                  ISSUER          YES          FOR               FOR
Sandrasegara as a Director, who retires in accordance
 with Article 100 of the Company's Articles of

PROPOSAL #5.B: Re-elect Mdm Halimah Yacob as a                             ISSUER          YES          FOR               FOR
Director, who retires in accordance with Article 100
of the Company's Articles of Association

PROPOSAL #6.: Re-appoint Messrs. KPMG as the Auditors                      ISSUER          YES          FOR               FOR
 of the Company and authorize the Directors to fix
their remuneration

PROPOSAL #7.1: Authorize the Directors, to allot and                       ISSUER          YES          FOR               FOR
issue shares in the Company [Shares] whether by way
of rights, bonus or otherwise; and/or make or grant
offers, agreements or options, [collectively,
instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, and upon such terms and conditions and for
such purposes and to such persons as the Directors
may in their absolute discretion deem fit; and
[notwithstanding the authority conferred by this
resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this resolution was in force,
 provided that: the aggregate number of shares to be
issued pursuant to this resolution [including shares
to be issued in pursuance of instruments made or
granted pursuant to this resolution] does not exceed
50% of the issued share capital of the Company, of
which the aggregate number of shares to be issued
other than on a pro rata basis to shareholders of the
 Company [including shares to be issued in pursuance
of instruments made or granted pursuant to this
resolution] does not exceed 10% of the total number
of issued shares excluding treasury shares of the
Company [as calculated in accordance with sub-
paragraph (2) below]; [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [SGX-ST]] for the
 purpose of determining the aggregate number of
shares that may be issued, the percentage of issued
share capital shall be based on the issued share
capital of the Company at the time of passing of this
 resolution after adjusting for new shares arising
from the conversion or exercise of any convertible
securities or share options or vesting of share
awards which are outstanding or subsisting at the
time of the passing of this resolution; and any
subsequent consolidation or subdivision of shares; in
 exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the date by which the

PROPOSAL #7.2: Authorize the Directors to grant                            ISSUER          YES        AGAINST           AGAINST
awards in accordance with the provisions of the SMRT
Corporation Restricted Share Option Plan [SMRT RSP]
and/or the SMRT Corporation Performance Share Plan
[SMRT PSP] [the SMRT RSP and SMRT PSP, together the
Share Plans]; and b) allot and issue from time to
time such number of ordinary shares of in the capital
 of the Company as may be required to be issued
pursuant to the exercise of the options under the
SMRT Corporation Employee Share Option Plan [SMRT
ESOP] and/or such number of fully paid ordinary
shares as may be required to be issued pursuant to
the vesting of awards under the SMRT RSP and/or SMRT
PSP, provided always that the aggregate number of
ordinary shares to be issued pursuant to the share
plans and the SMRT ESOP shall not exceed 15% of the
issued shares excluding treasury shares, of the
Company from time to time

PROPOSAL #8.: Authorize the Company, its subsidiaries                      ISSUER          YES          FOR               FOR
 and associated Companies that are entities at risk
[as that term is used in chapter 9], or any of them,
for the purpose of Chapter 9 of the Listing Manual of
 the Singapore Exchange Securities Trading Limited
[SGX-ST] [Chapter 9], to enter into any of the
transactions falling within the types of interested
person transactions, as specified, provided that such
 transactions are made on normal commercial terms and
 in accordance with the review procedures for such
interested person transactions; and authorize the
Directors of the Company to complete and do all such
acts and things [including executing all such
documents as may be required] as they may consider
expedient or necessary or in the interests of the
Company to give effect to the general mandate and/or
this resolution; [Authority expires at the conclusion
 of the next AGM of the Company]

PROPOSAL #9.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [Companies
Act] and in accordance with all other laws and
regulations and rules of Singapore Exchange
Securities Trading Limited [SGX-ST], to purchase or
otherwise acquire ordinary shares in the capital of
the Company [Shares] not exceeding in aggregate the
Prescribed Limit [as specified], not exceeding in
aggregate 10 % of the issued ordinary share capital
of the Company, by way of on-market purchases on the
Singapore Exchange Securities Trading Limited [SGX-
ST] and/or off-market purchases effected otherwise
than on the SGX-ST in accordance with any equal
access scheme(s) which satisfies the conditions
prescribed by the Act, at a price of up to 105% of
the average of the closing market prices of a shares
in the case of an on-market share purchase and a
price up to 120% of such average closing price in
case of off-market purchase [Share Purchase Mandate
]; [Authority expires the earlier of the date on
which the next AGM of the Company is held or the date
 by which the next AGM of the Company is required by
law to be held]; and authorize the Directors to
complete and do all such acts and things [including
executing such documents as may be required] as they
may consider expedient or necessary to give effect to
 the transactions contemplated by this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SNAM RETE GAS SPA
  TICKER:                N/A             CUSIP:     T8578L107
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend, pursuant to Resolutions no.                           ISSUER          NO           N/A               N/A
11/07 and no. 253/07 of the Italian Electricity and
Gas Authority, Articles 2 and 19, as well as,
pursuant to Legislative Decree 195/07, Article 10 of
the By-laws of Snam Rete Gas S.p.A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SNAM RETE GAS SPA, SAN DONATO MILANESE (MI)
  TICKER:                N/A             CUSIP:     T8578L107
  MEETING DATE:          3/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors,                            ISSUER          NO           N/A               N/A
pursuant to Article 2443 of the Italian Civil Code,
to increase the Company's share capital through
contribution in cash, by way of a divisible increase,
 for a maximum amount of EUR 3,500,000,000.00

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SNAM RETE GAS SPA, SAN DONATO MILANESE (MI)
  TICKER:                N/A             CUSIP:     T8578L107
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the financial statement and                         ISSUER          NO           N/A               N/A
consolidated financial statement at 31 DEC 2008; and
the Board of Directors, Auditors and Audit firm report

PROPOSAL #2.: Approve to allocate the profits and                          ISSUER          NO           N/A               N/A
Dividend distribution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SNS REAAL N.V.
  TICKER:                N/A             CUSIP:     N8126Z109
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.A: Discussion of the written annual                            ISSUER          NO           N/A               N/A
report of the Executive Board

PROPOSAL #2.B: Discussion of the report of the                             ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #3.: Capital injections by the state of the                       ISSUER          NO           N/A               N/A
Netherlands and Stichting Beheer SNS Real

PROPOSAL #4.: Corporate governance                                         ISSUER          NO           N/A               N/A

PROPOSAL #5.: Adopt the financial statement of SNS                         ISSUER          YES          FOR               FOR
Reaal N.V. [the Company] for the 2008 FY

PROPOSAL #6.: Profit retention and dividend policy                         ISSUER          NO           N/A               N/A
discussion of the profit retention and dividend
policy and the accountability of the Executive Board
for this policy

PROPOSAL #7.: Grant discharge from liability                               ISSUER          YES          FOR               FOR
[decharge verlening] to the Members of the Executive
Board in office during the 2008 FY for their
supervision of Management during the 2008 FY

PROPOSAL #8.: Grant discharge from liability                               ISSUER          YES          FOR               FOR
[decharge verlening] to the Members of the
Supervisory Board in office during the 2008 FY for
their supervision of the Management during the 2008 FY

PROPOSAL #9.A: Approve the appointment of the                              ISSUER          YES          FOR               FOR
Executive Board as the body authorized to decide to
issue ordinary shares and grant rights to subscribe
for ordinary shares

PROPOSAL #9.B: Approve the appointment of the                              ISSUER          YES          FOR               FOR
Executive Board as the body authorized to decide to
restrict or exclude the pre-emptive right accruing to
 the shareholders in respect of the implementation of
 the issuance of ordinary shares and the granting of
rights in respect thereof set out at above

PROPOSAL #10.: Authorize the Executive Board to cause                      ISSUER          YES          FOR               FOR
 the Company to repurchase ordinary shares in the
share capital of the Company

PROPOSAL #11.: The composition of the Executive Board                      ISSUER          NO           N/A               N/A
 announcement by the Supervisory Board of the
proposed appointment of Mr. F.K.V. Lamp as Member of
the Executive Board and Chief Financial Officer of
the Company

PROPOSAL #12.A: Approve to determine the number of                         ISSUER          YES          FOR               FOR
Members of the Company's Supervisory Board to be 10
Members

PROPOSAL #12.B: Re-appoint Mr. H. Muller as Member of                      ISSUER          YES          FOR               FOR
 the Supervisory Board

PROPOSAL #12.C: Appoint Mr. R. Zwartendijk as the                          ISSUER          YES          FOR               FOR
Member of the Supervisory Board

PROPOSAL #12.D: Appoint Mr. J.A. Nijhuis as the                            ISSUER          YES          FOR               FOR
Member of the Supervisory Board

PROPOSAL #12.E: Appoint Mrs. C.M. Insinger as the                          ISSUER          YES          FOR               FOR
Member of the Supervisory Board

PROPOSAL #12.F: Appoint Mr. L.J. Wijngaarden as the                        ISSUER          YES          FOR               FOR
Member of the Supervisory Board

PROPOSAL #13.: Approve the determination to continue                       ISSUER          YES          FOR               FOR
the current remuneration for the Members of the
Supervisory Board

PROPOSAL #14.: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #15.: Closure                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOCIEDAD QUIMICA Y MINERA DE CHILE S.A.
  TICKER:                SQM             CUSIP:     833635105
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: BALANCE SHEET, AUDITED FINANCIAL                             ISSUER          YES          FOR             AGAINST
STATEMENTS, ANNUAL REPORT, REPORT OF THE ACCOUNTING
INSPECTORS AND REPORT OF THE EXTERNAL AUDITORS FOR
THE BUSINESS YEAR ENDED DECEMBER 31, 2008.

PROPOSAL #02: APPOINTMENT OF THE EXTERNAL AUDITORS                         ISSUER          YES          FOR             AGAINST
AND ACCOUNTING INSPECTORS OF THE COMPANY FOR THE 2009
 BUSINESS YEAR.

PROPOSAL #03: OPERATIONS REFERRED TO IN ARTICLE 44 OF                      ISSUER          YES          FOR             AGAINST
 LAW NO 18,046 (LAW OF CORPORATIONS OF CHILE).

PROPOSAL #04: INVESTMENT AND FINANCING POLICIES.                           ISSUER          YES          FOR             AGAINST

PROPOSAL #05: NET INCOME FOR THE YEAR 2008, FINAL                          ISSUER          YES          FOR             AGAINST
DIVIDEND DISTRIBUTION AND POLICY ON FUTURE DIVIDENDS.

PROPOSAL #06: EXPENSES OF THE BOARD OF DIRECTORS                           ISSUER          YES          FOR             AGAINST
DURING THE 2008 BUSINESS YEAR.

PROPOSAL #07: COMPENSATION FOR THE MEMBERS OF THE                          ISSUER          YES          FOR             AGAINST
BOARD.

PROPOSAL #08: ISSUES RELATED TO THE AUDIT AND                              ISSUER          YES        AGAINST           AGAINST
DIRECTORS' COMMITTEES.

PROPOSAL #09: OTHER MATTERS THAT MAY CORRESPOND IN                         ISSUER          YES        AGAINST           AGAINST
ACCORDANCE WITH THE LAW.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOCIETE GENERALE, PARIS
  TICKER:                N/A             CUSIP:     F43638141
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Company's financial                             ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008, as presented,
showing losses of EUR 2,963,598,323.26

PROPOSAL #O.2: Approve to record the loss for the                          ISSUER          YES          FOR               FOR
year as a deficit in retained earnings, following
this appropriation, the retained earnings account of
EUR 6,363 ,246,855.22 will show a new balance of EUR
3,399,648,531.96, global dividends deducted from the
retained earnings account: EUR 696,872,692. 80 the
shareholders will receive a net dividend of EUR 1.20
per share of a par value of EUR 1.25, and will
entitle to the 40% deduction provided by the French
Tax Code, this dividend will be paid on 09 JUN 2009,
as required by Law, it is reminded that, for the last
 3 FY, the dividends paid, were as: EUR 4.50 for FY
2005 EUR 5.20 for FY 2006 EUR 0.90 for FY 2007

PROPOSAL #O.3: Approve the dividend payment will to                        ISSUER          YES          FOR               FOR
be carried out in new shares as per the conditions:
reinvestment period will be effective from 27 MAY
2009 to 10 JUN 2009, after the shareholders will
receive the dividend payment in cash, the new shares
will be created with dividend rights as of 01 JAN
2009, and authorize the Board of Directors to take
all necessary measures and accomplish all necessary

PROPOSAL #O.4: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
Statements and statutory reports of the Board of
Directors and the Auditors for 2008

PROPOSAL #O.5: Receive the Special Auditors' report                        ISSUER          YES          FOR               FOR
on agreements governed by the Article L.225-38 of the
 French Code

PROPOSAL #O.6: Receive the Special Auditors' report                        ISSUER          YES          FOR               FOR
on retirement commitments in favor of Mr. Daniel
Bouton, Mr. Phileppe Citerene and Mr. Didier LIX by
the Article L.225-42-1 of the French Code

PROPOSAL #O.7: Receive the Special Auditors' report                        ISSUER          YES          FOR               FOR
on retirement commitments in favour of Mr. Severin
Cabannes and Mr. Frederic Oudea by the Article L.225-
42-1 of the French Code

PROPOSAL #O.8: Receive the Special Auditors' report                        ISSUER          YES          FOR               FOR
on retirement indemnity commitments in favor of Mr.
Frederic Oudea by the Article L.225-42-1 of the
French Code

PROPOSAL #O.9: Renew the appointment of Mr. Jean                           ISSUER          YES          FOR               FOR
Azema as a Director for a 4 year period

PROPOSAL #O.10: Renew the appointment of Mrs.                              ISSUER          YES          FOR               FOR
Elisabeth Lulin as a Director for a 4 year period

PROPOSAL #O.11: Ratify the Co-optation of Mr. Robert                       ISSUER          YES          FOR               FOR
Castaigne as a Director, to replace Mr. Elie Cohen,
resigning, for the remaining time of Mr. Elie Cohen's
 term of office, until the shareholders' meeting
called in 2010 and to approve the financial
statements for the FY

PROPOSAL #O.12: Appoint Mr. Jean-Bernard Levy as a                         ISSUER          YES          FOR               FOR
director for a 4-year period

PROPOSAL #O.13: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
trade by all means, in the Company's shares on the
stock market, subject to the conditions: maximum
purchase price: EUR 105.00, maximum number of shares
to be acquired: 58,072,724, i.e.10% of the share
capital, maximum funds invested in the share
buybacks: EUR 6,097,636,020.00; [Authority expires
after18-month period], this authorization supersedes
the unspent remaining period of the authorization
granted by the shareholders' meeting of 27 MAY 27
2008 in its Resolution 9, the shareholders' meeting
delegates all powers to the Board of Directors to
take all necessary measures and accomplish all

PROPOSAL #E.14: Approve to add Article 20 granting                         ISSUER          YES        AGAINST           AGAINST
powers to the Bylaws

PROPOSAL #E.15: Authorize the Board of Directors,                          ISSUER          YES          FOR               FOR
under approval of resolution 16, to increase the
share capital up to a maximum nominal amount of EUR
241,900,000,00, that is 33.3% of the share capital,
by issuance of preference shares without voting right
 and preferred subscribed rights for any cash capital
 increase; [Authority expires after 14 month period]

PROPOSAL #E.16: Approve to introduce preference                            ISSUER          YES          FOR               FOR
shares within the bylaws subject to approval of
Resolution 16, consequently, a new class of shares
known as B shares will be created composed with
preference shares without voting right and
preferential subscription right for any cash capital
increase; the share capital will be divided into 2
Classes of shares A shares, corresponding to all
ordinary shares, and B shares accordingly, and
authorize the Board of Directors to amend the

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase the share capital, on one or more occasions,
 and its sole discretion, by issuing shares or
securities giving access to the share capital in
favor of employees of the Company and its
subsidiaries who are Members of a Company savings
plan; [Authority expires after 14 month period]; and
for a nominal amount that shall not exceed 1.75% of
the share capital, the Global amount of capital
increase carried out under this present Resolution
shall count against the ones specified in 10 and 11
Resolutions of the combined shareholders' meeting
held on 27 MAY 2008, and approve to cancel the
shareholders preferential subscription rights in
favor of Members of the said savings plan, this
authorization supersedes unspent remaining period of
the authorization granted by shareholders' meeting of
 27 MAY 2008, in its Resolution 14, expect what
concerns the completion of the share capital
increases reserved for Members of a Company savings
plan which has been set by the Board of Directors
during its meeting of 17 FEB 2009, and to take all
necessary measures and accomplish all necessary

PROPOSAL #E.18: Approve to increase the ceiling of                         ISSUER          YES          FOR               FOR
capital increase with the shareholder's preferential
subscription right maintained set forth in the
Resolution 10 granted by the shareholders meeting
held on 27 MAY 2008; the global amount of share
capital increase originally set at EUR 220,000,000.00
 will increase to EUR 360,000,000.00 i.e., 30.2% to
49.6% of the share capital; [Authority expires after
26 month period]

PROPOSAL #E.19: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original, a copy or extract of the minutes of this
meeting to carry out all filings, publications and
other formalities prescribed by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SODEXO, SAINT QUENTIN EN YVELINES
  TICKER:                N/A             CUSIP:     F84941123
  MEETING DATE:          1/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve of the annual and consolidated                      ISSUER          YES          FOR               FOR
 financial statements for the year 2007-2008,
noticing of an earning income, as consequence, final
discharge to Director

PROPOSAL #O.2: Approve the appropriation of the                            ISSUER          YES          FOR               FOR
income setting the dividend per share and payment
from 02 FEB 2009 if at the payment date the Company
holds certain of its own shares, the corresponding
amount of dividend will not be paid and will be
allocated to the carried forward account

PROPOSAL #O.3: Ratify the head office transfer from 3                      ISSUER          YES          FOR               FOR
 a venue Newton 78180 Montiginy Le Bretonneux to 255
Quai De La Bataille De Stalingrad 92130 Issy-Les-
Moulineaux since 24 MAR 2008

PROPOSAL #O.4: Approve the agreements covered by the                       ISSUER          YES          FOR               FOR
Article L 225-38 of the Commercial Law

PROPOSAL #O.5: Approve the agreement in which Mr.                          ISSUER          YES          FOR               FOR
Michel Landel could receive a compensation equal to
twice of the annual gross income in case of end of
his mandate as Chief Executive Officer, excepted in
case of resignation, retirement or removal for
serious offence, these performances criteria linked
to the allocation of this compensation are an annual
development of the consolidated operational result of
 the group equal or superior to 5% for each of the
three latest FY, this commitment cancels and replaces
 any other of the Company or of the Group

PROPOSAL #O.6: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
purchase shares of the Company within the limit of
10% of capital, setting the maximum purchase price
per share and the total amount of these purchases
carried out, all powers to the Board of Directors

PROPOSAL #O.7: Approve the renewal of the mandate of                       ISSUER          YES        AGAINST           AGAINST
Mr. Bernard Bellon as a Director

PROPOSAL #O.8: Appoint Mr. Michel Landel as a                              ISSUER          YES          FOR               FOR
Director as a substitute for Mr. Francois Perigot who
 has resigned

PROPOSAL #O.9: Approve the renewal of the Company                          ISSUER          YES          FOR               FOR
KPMG SA S mandate as Co-Statutory Auditor with tenure
 and appoint Mr. Bernard Perot as a substitute Co-
Statutory Auditor

PROPOSAL #O.10: Approve the Directors fees                                 ISSUER          YES          FOR               FOR

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce capital by cancellation, INE one or several
times, of all or part of shares purchased by the
Company, within the limit of 10% of capital, all
powers to the Board of Directors

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant options giving right to the subscription of new
 shares to be issued or options diving right to
purchase existing shares of the Company in favour of
employees and social representatives of the company
and related Companies, within the limit of 10%
setting the subscription and purchase price of
options, waiving of shareholders to their
preferential subscription right to shares issued, all
 powers to the Board of Directors

PROPOSAL #E.13: Approve the powers for formalities                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOFTBANK CORP.
  TICKER:                N/A             CUSIP:     J75963108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOHGO SECURITY SERVICES CO.,LTD.
  TICKER:                N/A             CUSIP:     J7607Z104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES        AGAINST           AGAINST
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Expand Business Lines

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOHO CHINA LTD
  TICKER:                N/A             CUSIP:     G82600100
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited                                ISSUER          YES          FOR               FOR
consolidated financial statements of the Company and
the reports of the Directors and Auditors for the YE
31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.: Re-elect Mr. Wang Shaojian Sean as a                         ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Re-elect Mr. Su Xin as a Director of                         ISSUER          YES          FOR               FOR
the Company

PROPOSAL #5.: Re-elect Mr. Cha Mou Zing Victor as a                        ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #6.: Re-elect Mr. Yi Xiqun as a Director of                       ISSUER          YES          FOR               FOR
the Company

PROPOSAL #7.: Authorize the Board of Directors to fix                      ISSUER          YES          FOR               FOR
 the remuneration of the Directors

PROPOSAL #8.: Re-appoint KPMG as the Auditors and                          ISSUER          YES          FOR               FOR
authorize the Board of Directors to fix their
remuneration

PROPOSAL #9.A: Authorize the Directors of the                              ISSUER          YES        AGAINST           AGAINST
Company, subject to this resolution, during the
Relevant Period (as hereinafter defined) to allot,
issue or otherwise deal with additional shares in the
 capital of the Company or securities convertible
into shares or options, warrants or similar rights to
 subscribe for shares or such convertible securities
of the Company and to make or grant offers,
agreements and/or options (including bonds, warrants
and debentures convertible into shares of the
Company) which may require the exercise of such
powers; (ii) the approval in paragraph (i) above
shall be in addition to any other, during the
Relevant Period (as hereinafter defined) to make or
grant offers, agreements and/or options which may
require the exercise of such power after the end of
the Relevant Period; (iii) the aggregate nominal
amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
(whether pursuant to options or otherwise) by the
Directors of the Company during the Relevant Period
pursuant to paragraph (i) above, otherwise than
pursuant to (1) a Rights Issue (as hereinafter
defined) or (2) the grant or exercise of any option
under the option scheme of the Company or any other
option, scheme or similar arrangement for the time
being adopted for the grant or issue to officers
and/or employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares of
 the Company; or (3) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares of
the Company in accordance with the Articles of
Association of the Company in force from time to
time; or (4) any issue of shares in the Company upon
the exercise of rights of subscription or conversion
under the terms of any existing convertible notes
issued by the Company or any existing securities of
the Company which carry rights to subscribe for or
are convertible into shares of the Company, shall not
 exceed the aggregate of 20% of the aggregate nominal
 amount of share capital of the Company in issue as
at the date of passing of this resolution and the
said approval shall be limited accordingly;
[Authority expires at the conclusion of the next AGM
of the Company; or the expiration of the period
within which the next AGM of the Company is required

PROPOSAL #9.B: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to this resolution, during the
Relevant Period (as hereinafter defined) of all the
powers of the Company to repurchase shares of the
Company on The Stock Exchange of Hong Kong Limited
[the Stock Exchange] or on any other stock exchange
on which the shares of the Company may be listed and
recognized for this purpose by the Securities and
Futures Commission and the Stock Exchange under the
Code on Share Repurchases and, subject to and in
accordance with all applicable laws and the Rules
Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited [the Listing Rules];
(ii) the aggregate nominal amount of the shares of
the Company, which may be repurchased pursuant to the
 approval in paragraph (i) above shall not exceed 10%
 of the aggregate nominal amount of the share capital
 of the Company in issue at the date of passing of
this resolution, and the said approval shall be
limited accordingly; (iii) subject to the passing of
each of the paragraphs (i) and (ii) of this
resolution, any prior approvals of the kind referred
to in paragraphs (i) and (ii) of this resolution
which had been granted to the Directors of the
Company; [Authority expires at the conclusion of the
next AGM of the Company; or the expiration of the
period within which the next AGM of the Company is
required by any applicable law or the Articles of

PROPOSAL #9.C: Approve, conditional upon the                               ISSUER          YES        AGAINST           AGAINST
Resolutions 9(A) and 9(B) as specified in the notice
convening this meeting being passed, the general
mandate granted to the Directors of the Company to
allot, issue and otherwise deal with additional
shares of the Company and to make or grant offers,
agreements and options which might require the
exercise of such powers pursuant to the ordinary
Resolution 9(A) set out in the notice convening this
meeting be and is hereby extended by the addition to
the aggregate nominal amount of the share capital of
the Company which may be allotted by the Directors of
 the Company pursuant to such general mandate an
amount representing the aggregate nominal amount of
the share capital of the Company repurchased by the
Company under the authority granted pursuant to
ordinary Resolution 9(B) set out in the notice
convening this meeting, provided that such amount
shall not exceed 10% of the aggregate nominal amount
of the share capital of the Company in issue at the
date of passing of the said resolutions

PROPOSAL #S.10: Approve that the Company may send or                       ISSUER          YES          FOR               FOR
supply Corporate Communication(s) (as hereinafter
defined) to its shareholders in relation to whom the
following conditions are met by making such Corporate
 Communication(s) available on the Company's own
website: (i) each shareholder has been asked
individually by the Company to agree that the Company
 may send or supply Corporate Communication(s)
generally, or the Corporate Communication(s) in
question, to him by means of the Company's own
website; and (ii) the Company has not received a
response indicating objection from such shareholder
within the period of 28 days beginning with the date
on which the Company's request was sent, the
shareholders in relation to whom the aforesaid two
conditions are met shall be taken to have agreed that
 the Company may send or supply Corporate
Communication(s) to such shareholders by making such
Corporate Communication(s) available on the Company's
 own website

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOHO CHINA LTD
  TICKER:                N/A             CUSIP:     G82600100
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve that, the Supplemental                               ISSUER          YES          FOR               FOR
Agreement dated 15 MAY 2009 [the Agreement, as
specified] entered into between Pan Shiyi, Yan Yan,
Beijing Danshi Investment Management Company Limited,
 SOHO China [BVI-9] Limited, Beijing Redstone Jianwai
 Real Estate Development Co. Ltd. and the Company and
 as specified, pursuant to which the parties thereto
has conditionally agreed to restructure the
arrangements in relation to the Tiananmen South
[Qianmen] Project, and all transactions contemplated
thereunder; and authorize any 1 Director of the
Company for and on behalf of the Company to execute
all such documents, instruments, agreements and deeds
 and to do all such acts, matters and things as
he/she may in his/her absolute discretion consider
necessary or desirable for the purpose of and in
connection with the implementation of the Agreement
and the transactions contemplated thereunder and to
agree to such variations of the terms of the
Agreement as he/she may in his/her absolute
discretion consider necessary or desirable

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                S-OIL CORP
  TICKER:                N/A             CUSIP:     Y80710109
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement:                             ISSUER          YES          FOR               FOR
expected dividend [per share] ordinary shares: KRW
1,500; preferred shares: KRW 1,525

PROPOSAL #2.: Elect the Directors: Executive Director                      ISSUER          YES        AGAINST           AGAINST
 1 person, Non Executive Director 4 persons, Outside
Director 6 persons

PROPOSAL #3.: Elect an Outside Director and Director                       ISSUER          YES        AGAINST           AGAINST
as the Auditor Committee Members

PROPOSAL #4.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOJITZ CORPORATION
  TICKER:                N/A             CUSIP:     J7608R101
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOLARWORLD AG, BONN
  TICKER:                N/A             CUSIP:     D7045Y103
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the Group financial
 statements and annual report, and the report
pursuant to Sections 289(4) and 315(4) of the German

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 76,864,643.50 as follows:
 payment of a dividend of EUR 0.15 per share EUR
60,106,643.50 shall be allocated to the revenue
reserves ex-dividend and payable date: 22 MAY 2009

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of Auditors for the 2009                         ISSUER          NO           N/A               N/A
FY: BDO Deutsche Warentreuhand AG, Bonn

PROPOSAL #6.: Approval of an amendment to the Profit                       ISSUER          NO           N/A               N/A
Transfer Agreement with the Company's wholly owned
subsidiary Deutsche Cell GmbH

PROPOSAL #7.: Approval of an amendment to the Profit                       ISSUER          NO           N/A               N/A
Transfer Agreement with the Company's wholly owned
subsidiary Solar Factory GmbH

PROPOSAL #8.: Approval of an amendment to the Profit                       ISSUER          NO           N/A               N/A
Transfer Agreement with the Company's wholly owned
subsidiary SolarWorld Innovations GmbH

PROPOSAL #9.: Authorization to acquire own shares the                      ISSUER          NO           N/A               N/A
 Company shall be authorized to acquire own shares of
 up to 10% of its share capital, at prices not
deviating more than 15% from the market price, on or
before 20 NOV 2010, the Board of Managing Directors
shall be authorized to retire the shares or to use
the shares for acquisition purposes

PROPOSAL #10.: Resolution on the capping of the                            ISSUER          NO           N/A               N/A
remuneration for the Board of Managing Directors no
Managing Director shall receive remuneration in
excess of twenty times the average income within the
SolarWorld Group of Companies

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOLVAY S A
  TICKER:                N/A             CUSIP:     B82095116
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #o.1: Receive the Management Reports on the                       ISSUER          NO           N/A               N/A
operations of the 2008 FY - External Auditor's reports

PROPOSAL #o.2: Receive the report on Corporate                             ISSUER          NO           N/A               N/A
Governance

PROPOSAL #o.3: Consolidated accounts of the 2008 FY                        ISSUER          NO           N/A               N/A

PROPOSAL #o.4: Approve the annual accounts, the                            ISSUER          NO           N/A               N/A
allocation of profits and the gross dividend
distribution for fully-paid shares at EUR 2.9333, or
EUR 2.20 net of Belgian withholding tax; in view of
the EUR 0.90 [net of Belgian withholding tax] interim
 dividend paid on 15 JAN 2009, the balance of the
dividend to be distributed amounts to EUR 1.30 [net
of Belgian withholding tax], payable as of 19 MAY 2009

PROPOSAL #o.5.1: Grant discharge to the Directors in                       ISSUER          NO           N/A               N/A
office during the FY 2008 for operations falling
within that period

PROPOSAL #o.5.2: Grant discharge to the External                           ISSUER          NO           N/A               N/A
Auditor in office during the FY 2008 for operations
falling within that period

PROPOSAL #o.6.a: Elect Mr. Baron Herve Coppens                             ISSUER          NO           N/A               N/A
d'Eeckenbrugge as a Non-Independent Director to
replace Mr. Baron Hubert de Wangen; his term of
office will expire immediately after the AGM of May

PROPOSAL #o.6.b: Elect Mrs. Petra Mateos-Aparicio                          ISSUER          NO           N/A               N/A
Morales as a Director to replace Dr. Uwe-Ernst Bufe;
her term of office will expire immediately after the
AGM 0f May 2013

PROPOSAL #o.6.c: Appoint Mrs. Petra Mateos-Aparicio                        ISSUER          NO           N/A               N/A
Morales as Independent Director within the Board of
Directors

PROPOSAL #o6d.1: Re-elect successively Mr. Alois                           ISSUER          NO           N/A               N/A
Michielsen as a Director for a period of 4 years; his
 term of office will expire immediately after the AGM
 of May 2013

PROPOSAL #o6d.2: Re-elect successively Mr. Christian                       ISSUER          NO           N/A               N/A
Jourquin as a Director for a period of 4 years; his
term of office will expire immediately after the AGM
of May 2013

PROPOSAL #o6d.3: Re-elect successively Mr. Bernard de                      ISSUER          NO           N/A               N/A
 Laguiche as a Director for a period of 4 years; his
term of office will expire immediately after the AGM
of May 2013

PROPOSAL #o6d.4: Re-elect successively Mr. Knight Guy                      ISSUER          NO           N/A               N/A
 de Selliers de Moranville as a Director for a period
 of 4 years; his term of office will expire
immediately after the AGM of May 2013

PROPOSAL #o6d.5: Re-elect successively Mr. Nicolas                         ISSUER          NO           N/A               N/A
Boel as a Director for a period of 4 years; his term
of office will expire immediately after the AGM of
May 2013

PROPOSAL #o6d.6: Re-elect successively Mr. Karel Van                       ISSUER          NO           N/A               N/A
Miert as a Director for a period of 4 years; his term
 of office will expire immediately after the AGM of
May 2013

PROPOSAL #o6e.1: Approve Mr. Nicolas Boel as                               ISSUER          NO           N/A               N/A
Independent Director within the Board of Directors

PROPOSAL #o6e.2: Approve Mr. Karel Van Miert as                            ISSUER          NO           N/A               N/A
Independent Director within the Board of Directors

PROPOSAL #o.7: Any other business                                          ISSUER          NO           N/A               N/A

PROPOSAL #E.1: Special Report from the Board of                            ISSUER          NO           N/A               N/A
Directors

PROPOSAL #E.2.1: Amend Article 10 quater of the                            ISSUER          NO           N/A               N/A
Articles of Association as specified

PROPOSAL #E.2.2: Amend Article 13 bis of the Articles                      ISSUER          NO           N/A               N/A
 of Association as specified

PROPOSAL #E.2.3: Amend Article 19 Section 3 of the                         ISSUER          NO           N/A               N/A
Articles of Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SOMPO JAPAN INSURANCE INC.
  TICKER:                N/A             CUSIP:     J7620T101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SONIC HEALTHCARE LIMITED
  TICKER:                N/A             CUSIP:     Q8563C107
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Peter Campbell as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with Article 71 of the Company's Constitution

PROPOSAL #2.: Re-elect Mr. Lou Panaccio as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with
Article 71 of the Company's Constitution

PROPOSAL #3.: Re-elect Mr. Chris Wilks as a Director                       ISSUER          YES        AGAINST           AGAINST
of the Company, who retires in accordance with
Article 71 of the Company's Constitution

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 30 JUN 2008

PROPOSAL #5.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.4 to the issue by the Company on 10
OCT of 4,939,366 ordinary shares to the underwriter
of the Dividend Reinvestment Plan of the Company
[DRP] in relation to the 2008 final dividend of the

PROPOSAL #6.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 7.2 and all other purposes, the issue of
 options, and shares following the valid exercise of
such options, under and in accordance with the terms
of the Sonic Healthcare Limited Employee Option Plan

PROPOSAL #7.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 and all other purposes, the issue
to, and the acquisition by Dr. Colin Goldschmidt of
1,750,000 options under the Sonic Health Care Limited
 Employee Option Plan and subsequently up to
1,750,000 ordinary shares in the Company following
the valid exercise of any such options subject to the
 terms and conditions as specified

PROPOSAL #8.: Approve, for the purposes of ASX                             ISSUER          YES          FOR               FOR
Listing Rule 10.14 and all other purposes, the issue
to, and the acquisition by Mr. Chris Wilks of 875,000
 options under the Sonic Health Care Limited Employee
 Option Plan and subsequently up to 875,000 ordinary
shares in the Company following the valid exercise of
 any such options subject to the terms and conditions
 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SONOVA HLDG AG
  TICKER:                N/A             CUSIP:     H8024W106
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the                               ISSUER          YES          FOR               FOR
consolidated financial statements, and the financial
statements of Sonova Holding AG for 2008/2009 and
acknowledgment of the reports of the Statutory Auditor

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES        AGAINST           AGAINST
balance profit

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Management

PROPOSAL #4.1.1: Re-elect Mr. Andy Rihs to the Board                       ISSUER          YES          FOR               FOR
of Directors

PROPOSAL #4.1.2: Re-elect Mr. William D. Dearstyne to                      ISSUER          YES          FOR               FOR
 the Board of Directors

PROPOSAL #4.1.3: Re-elect Dr. Michael Jacobi to the                        ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #4.1.4: Re-elect Mr. Robert F. Spoerry to                         ISSUER          YES          FOR               FOR
the Board of Directors

PROPOSAL #4.2.1: Elect Mr. Anssi Vanjoki to the Board                      ISSUER          YES          FOR               FOR
 of Directors

PROPOSAL #4.2.2: Elect Mr. Ronald van der Vis to the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #4.2.3: Elect Dr. Valentin Chapero Rueda to                       ISSUER          YES          FOR               FOR
the Board of Directors

PROPOSAL #5.: Elect PricewaterhouseCoopers AG, Zurich                      ISSUER          YES          FOR               FOR
 as the Statutory Auditor

PROPOSAL #6.: Approve to create an authorized capital                      ISSUER          YES          FOR               FOR
 of CHF 165,576 [amendment of Article 5 of the
Articles of Association]

PROPOSAL #7.: Approve the capital reduction owing to                       ISSUER          YES          FOR               FOR
the share buy-back program [amendment of Article 3 of
 the Articles of Association]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SONY CORPORATION
  TICKER:                N/A             CUSIP:     J76379106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SONY FINANCIAL HOLDINGS INC.
  TICKER:                N/A             CUSIP:     J76337104
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SP AUSNET
  TICKER:                N/A             CUSIP:     Q8604X102
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the SP AusNet's financial                            ISSUER          NO           N/A               N/A
statements and the reports of the Directors and the
Auditors for the YE 31 MAR 2008

PROPOSAL #2.A: Re-elect Professor Jeremy Davis, who                        ISSUER          YES        AGAINST           AGAINST
retires by rotation

PROPOSAL #2.B: Re-elect Mr. Ian Renard, who retires                        ISSUER          YES          FOR               FOR
by rotation

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 MAR 2008

PROPOSAL #4.: Amend, for the purposes of Section 208                       ISSUER          YES          FOR               FOR
of the Corporation Act and for all other purposes,
the Management Services Agreement between the
Companies and SPI Management Services Pty Limited
['SPIMS'] as specified, and approve to give any
financial benefits to SPIMS which may arise in
accordance with such amendments

PROPOSAL #S.5: Approve, for the purposes of ASX                            ISSUER          YES          FOR               FOR
Listing Rule 7.1, ASIC Class Order 05/26 and for all
other purposes, SP AusNet and the Directors of the
Companies and SP Australia Networks [RE] Limited, as
responsible entity of the Trust, be given authority
to issue Stapled Securities to an underwriter or
persons procured by an underwriter within a period of
 24 months from the date of the meetings in
connection under a distribution reinvestment plan

PROPOSAL #6.: Approve, for the purposes of Singapore                       ISSUER          YES          FOR               FOR
Law, SP AusNet and the Directors of the Companies and
 SP Australia Networks [RE] Limited, as responsible
entity of the Trust, be given authority to issue new
Stapled Securities in the circumstances and on the
terms and conditions as specified

PROPOSAL #S.7: Amend the Trust Constitution in                             ISSUER          YES          FOR               FOR
accordance with the provisions of the supplemental
deed poil annexed as annexure A, tabled at the
meetings and initialled by the Chairman for the
purposes of identification; and authorize the SP
Australia Networks [RE] Limited, as responsible
entity of the Trust to execute the supplemental deed
poil and lodge it with ASIC to give effect to the
amendments to the Trust Constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SPAR GROUP LTD, PINETOWN
  TICKER:                N/A             CUSIP:     S8050H104
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual                               ISSUER          YES          FOR               FOR
financial statements for the YE 30 SEP 2008

PROPOSAL #2.: Re-elect Mr. P. K. Hughes as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with the
Company's Articles of Association

PROPOSAL #3.: Re-elect Mr. D. B. Gibbon as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in accordance with the
Company's Articles of Association

PROPOSAL #4.: Re-appoint Messrs Deloitte & Touche as                       ISSUER          YES          FOR               FOR
the Auditors of the Company and appoint Mr. James
Welch as the designated Auditor to hold office until
the next AGM

PROPOSAL #5.: Approve the Directors remuneration for                       ISSUER          YES          FOR               FOR
the YE 30 SEP 2008

PROPOSAL #6.S.1: Authorize the Company and/or its                          ISSUER          YES          FOR               FOR
subsidiaries and/or The Spar Group Limited Employee
Share Trust [2004], in terms of the authority granted
 in the Articles of Association of the Company and/or
 any subsidiary of the Company by way of general
approval, to acquire the Company's ordinary shares
[shares], upon such terms and conditions and in such
amounts as the Directors of the Company [and, in the
case of an acquisition by a subsidiary[ies], the
Directors of the subsidiary[ies]] may from time to
time decide, but subject to the provisions of the
Company's Act, the Listing Requirements of the JSE
Limited [JSE] and the following conditions: that the
acquisitions of shares in any 1 FY shall be limited
to 5% of the issued share capital of the Company as
at the beginning of the FY, provided that any
subsidiary or subsidiaries may acquire shares to a
maximum of 5% in the aggregate of the shares of the
Company; [Authority expires the earlier of the next
AGM of the Company or 15 months]

PROPOSAL #7.O.1: Approve to place such number of the                       ISSUER          YES        AGAINST           AGAINST
ordinary shares in the authorized but unissued
capital of the Company, required for the purpose of
satisfying the obligations of The Spar Group Limited
Share Trust [2004] [the Trust] under the control of
the Directors and authorize the Directors to allot
and issue those shares in terms of the Trust deed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SPOTLESS GROUP LTD
  TICKER:                N/A             CUSIP:     Q86963107
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report and the                         ISSUER          NO           N/A               N/A
reports of the Directors and the Auditor for the FYE
30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. Lawrence O'Bryan as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 75 of the Constitution of the Company

PROPOSAL #2.B: Re-elect Ms. Bronwyn Morris as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
Rule 75 of the Constitution of the Company

PROPOSAL #2.C: Re-elect Mr. Josef Farnik as an                             ISSUER          YES          FOR               FOR
Executive Director with effect from 25 FEB 2008, who
retires in accordance with Rule 73(3) of the
Constitution of the Company

PROPOSAL #2.D: Re-elect Mr. Alan Beanland as a Non-                        ISSUER          YES          FOR               FOR
Executive Director with effect from 20 JUN 2008, who
retires in accordance with Rule 73(3) of the
Constitution of the Company

PROPOSAL #2.E: Re-elect Ms. Elizabeth Proust as a                          ISSUER          YES          FOR               FOR
Non-Executive Director with effect from 20 JUN 2008,
who retires in accordance with Rule 73(3) of the
Constitution of the Company

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SQUARE ENIX HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J7659R109
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SSAB SWEDISH STEEL
  TICKER:                N/A             CUSIP:     W8615U108
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Advokat Sven Unger as a                            ISSUER          YES          FOR               FOR
Chairman of the meeting

PROPOSAL #2.: Approve the voting register                                  ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the agenda proposed by the                           ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.: Elect 1 or 2 person to attest the                            ISSUER          YES          FOR               FOR
minutes of meeting

PROPOSAL #5.: Approve to determine whether the                             ISSUER          YES          FOR               FOR
meeting has been duly convened

PROPOSAL #6.: Approve the presentation of the annual                       ISSUER          YES          FOR               FOR
report and the Auditors' report, as well as the
consolidated financial statements and the Auditors'
report for the Group, in connection therewith: a) an
address by the Chairman of the Board including a
report on the work of the Board; b) an address by the
 President; c) a report by the Auditor-in-charge
regarding the audit work

PROPOSAL #7.a: Adopt the income statement and balance                      ISSUER          YES          FOR               FOR
 sheet as well as the consolidated income statement
and consolidated balance sheet

PROPOSAL #7.b: Approve the allocation of the                               ISSUER          YES          FOR               FOR
Company's profits in accordance with the adopted

PROPOSAL #7.c: Approve the record date for dividends                       ISSUER          YES          FOR               FOR

PROPOSAL #7.d: Grant discharge from liability for the                      ISSUER          YES          FOR               FOR
 Directors and the President

PROPOSAL #8.: Receive the report regarding the work                        ISSUER          YES          FOR               FOR
of the nomination Committee

PROPOSAL #9.: Approve the 9 Directors and no                               ISSUER          YES          FOR               FOR
alternate Directors

PROPOSAL #10.: Approve the Board fees be paid in                           ISSUER          NO           N/A               N/A
amount of SEK 1,200,000 to the Chairman of the Board
and SEK 400,000 to each Director who is not employed
in the Group, Compensation to the Directors in
respect of Committee work shall be paid in the amount
 of SEK 75,000 each, with the exception of the
position of Chairman of the Audit Committee, for
which payment shall be made in the amount of SEK
100,000, fees shall be paid to the Auditor in
accordance with approved invoices

PROPOSAL #11.: Re-elect Messrs. Carl Bennet, Anders                        ISSUER          YES        AGAINST           AGAINST
G. Carlberg, Olof Faxander, Sverker Martin-Lof,
Marianne Nivert, Anders Nyren, Matti Sundberg and
Lars Westerberg; and that John Tulloch be newly

PROPOSAL #12.: Re-elect Mr. Sverker Martin-Lof as the                      ISSUER          YES          FOR               FOR
 Chairman of the Board

PROPOSAL #13.: Authorize the Chairman of the Board,                        ISSUER          YES          FOR               FOR
to invite not less than 3 and not more than 5 of the
major shareholders in terms of votes to each appoint
a Member who, together with the Chairman of the
Board, shall constitute a nomination Committee, the
determination as to which shareholders constitute the
 3 to 5 major shareholders in terms of votes shall be
 based on ownership information from Euroclear Sweden
 AB's [formerly VPC AB] register as per the final day
 of trading in August [grouped by the owner] unless,
not later than the 6 weekday in September, any other
shareholder gives written notice to the Chairman of
the Board and proves his status as one of the 3 to 5
major shareholders in terms of votes, if deemed
appropriate as a consequence of any subsequent change
 in ownership structure, the Nomination Committee
shall be entitled to invite additional shareholders
to assume a place on the Nomination Committee;
however, the total number of Members shall not exceed
 6, the Member representing the largest shareholder
shall be Chairman of the Committee, the composition
of the Nomination Committee shall be published not
later than 6 months prior to the next AGM, in the
event a Member of the Nomination Committee leaves the
 Committee before its work is completed, the Chairman
 of the Board shall invite the same shareholder-or,
if the latter is no longer one of the major
shareholders, the shareholder who, in terms of size
of shareholding, is next entitled-to appoint a
replacement, Members of the Nomination Committee
shall receive no fees, but any costs incurred in the
course of the nomination work shall be borne by the
Company, the term of office of the Nomination
Committee shall extend until the composition of a new

PROPOSAL #14.: Approve the guidelines for                                  ISSUER          YES          FOR               FOR
determination of salaries and other compensation for
the President and other Senior Executives as specified

PROPOSAL #15.: Amend the Article 1 of the By Laws as                       ISSUER          YES          FOR               FOR
specified

PROPOSAL #16.: Closure of the AGM                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SSAB SWEDISH STEEL
  TICKER:                N/A             CUSIP:     W8615U124
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Advokat Sven Unger as a                            ISSUER          YES          FOR               FOR
Chairman of the meeting

PROPOSAL #2.: Approve the voting register                                  ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the agenda proposed by the                           ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.: Elect 1 or 2 person to attest the                            ISSUER          YES          FOR               FOR
minutes of meeting

PROPOSAL #5.: Approve to determine whether the                             ISSUER          YES          FOR               FOR
meeting has been duly convened

PROPOSAL #6.: Approve the presentation of the annual                       ISSUER          YES          FOR               FOR
report and the Auditors' report, as well as the
consolidated financial statements and the Auditors'
report for the Group, in connection therewith: a) an
address by the Chairman of the Board including a
report on the work of the Board; b) an address by the
 President; c) a report by the Auditor-in-charge
regarding the audit work

PROPOSAL #7.a: Adopt the income statement and balance                      ISSUER          YES          FOR               FOR
 sheet as well as the consolidated income statement
and consolidated balance sheet

PROPOSAL #7.b: Approve the allocation of the                               ISSUER          YES          FOR               FOR
Company's profits in accordance with the adopted

PROPOSAL #7.c: Approve the record date for dividends                       ISSUER          YES          FOR               FOR

PROPOSAL #7.d: Grant discharge from liability for the                      ISSUER          YES          FOR               FOR
 Directors and the President

PROPOSAL #8.: Receive the report regarding the work                        ISSUER          YES          FOR               FOR
of the nomination Committee

PROPOSAL #9.: Approve the 9 Directors and no                               ISSUER          YES          FOR               FOR
alternate Directors

PROPOSAL #10.: Approve the Board fees be paid in                           ISSUER          YES          FOR               FOR
amount of SEK 1,200,000 to the Chairman of the Board
and SEK 400,000 to each Director who is not employed
in the Group, Compensation to the Directors in
respect of Committee work shall be paid in the amount
 of SEK 75,000 each, with the exception of the
position of Chairman of the Audit Committee, for
which payment shall be made in the amount of SEK
100,000, fees shall be paid to the Auditor in
accordance with approved invoices

PROPOSAL #11.: Re-elect Messrs. Carl Bennet, Anders                        ISSUER          YES        AGAINST           AGAINST
G. Carlberg, Olof Faxander, Sverker Martin-Lof,
Marianne Nivert, Anders Nyren, Matti Sundberg and
Lars Westerberg; and that John Tulloch be newly

PROPOSAL #12.: Re-elect Mr. Sverker Martin-Lof as the                      ISSUER          YES          FOR               FOR
 Chairman of the Board

PROPOSAL #13.: Authorize the Chairman of the Board,                        ISSUER          YES          FOR               FOR
to invite not less than 3 and not more than 5 of the
major shareholders in terms of votes to each appoint
a Member who, together with the Chairman of the
Board, shall constitute a nomination Committee, the
determination as to which shareholders constitute the
 3 to 5 major shareholders in terms of votes shall be
 based on ownership information from Euroclear Sweden
 AB's [formerly VPC AB] register as per the final day
 of trading in August [grouped by the owner] unless,
not later than the 6 weekday in September, any other
shareholder gives written notice to the Chairman of
the Board and proves his status as one of the 3 to 5
major shareholders in terms of votes, if deemed
appropriate as a consequence of any subsequent change
 in ownership structure, the Nomination Committee
shall be entitled to invite additional shareholders
to assume a place on the Nomination Committee;
however, the total number of Members shall not exceed
 6, the Member representing the largest shareholder
shall be Chairman of the Committee, the composition
of the Nomination Committee shall be published not
later than 6 months prior to the next AGM, in the
event a Member of the Nomination Committee leaves the
 Committee before its work is completed, the Chairman
 of the Board shall invite the same shareholder-or,
if the latter is no longer one of the major
shareholders, the shareholder who, in terms of size
of shareholding, is next entitled-to appoint a
replacement, Members of the Nomination Committee
shall receive no fees, but any costs incurred in the
course of the nomination work shall be borne by the
Company, the term of office of the Nomination
Committee shall extend until the composition of a new

PROPOSAL #14.: Approve the guidelines for                                  ISSUER          YES          FOR               FOR
determination of salaries and other compensation for
the President and other Senior Executives as specified

PROPOSAL #15.: Amend the Article 1 of the By Laws as                       ISSUER          YES          FOR               FOR
specified

PROPOSAL #16.: Closure of the AGM                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ST.GEORGE BANK LTD, KOGARAH
  TICKER:                N/A             CUSIP:     Q8757F106
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Share Scheme                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ST.GEORGE BANK LTD, KOGARAH
  TICKER:                N/A             CUSIP:     Q8757F106
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the amendment to the Company's                       ISSUER          YES          FOR               FOR
Constitution regarding removal of the 10% limit on
shareholding

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ST.GEORGE BANK LTD, KOGARAH
  TICKER:                N/A             CUSIP:     Q8757F106
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to and in accordance                       ISSUER          YES          FOR               FOR
with section 411 of the Corporations Act 2001 [Cth],
the scheme of arrangement proposed between St. George
 Bank Limited and the holders of its non-cumulative,
redeemable and convertible preference shares known as
 Saints, as specified and authorize the Board of
Directors of St. George Bank Limited to agree to such
 alterations or conditions as are thought fit by the
court and subject to approval of the scheme of
arrangement by the court, to implement the scheme of
arrangement with any such alterations or conditions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ST.GEORGE BANK LTD, KOGARAH
  TICKER:                N/A             CUSIP:     Q8757F106
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Option scheme                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STANDARD BANK GROUP LIMITED
  TICKER:                N/A             CUSIP:     S80605140
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive and adopt the annual financial                      ISSUER          YES          FOR               FOR
 statements for the YE 31 DEC 2008, including the
reports of the Directors and Auditors

PROPOSAL #O.2.1: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: Chairman of
Standard Bank Group- ZAR 3,600,000 per annum

PROPOSAL #O.2.2: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: Director of
Standard Bank Group- ZAR 140,000 per annum

PROPOSAL #O.2.3: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: International
Director of Standard Bank Group- EUR 30,100 per annum

PROPOSAL #O.2.4: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: Group credit
committee: Member- ZAR 13,750 per meeting

PROPOSAL #O.2.5: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: Directors'
affairs committee: Chairman- ZAR 88,000 per annum;
Member- ZAR 44,000 per annum

PROPOSAL #O.2.6: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: Group risk and
 capital Management Committee: Chairman- ZAR 300,000
per annum; Member- ZAR 150,000 per annum

PROPOSAL #O.2.7: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: Group
remuneration committee: Chairman- ZAR 175,000 per
annum; Member- ZAR 80,500 per annum

PROPOSAL #O.2.8: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: Group
remuneration committee: Chairman- ZAR 120,000 per
annum; Member- ZAR 60,000 per annum

PROPOSAL #O.2.9: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: Group audit
committee: Chairman- ZAR 350,000 per annum; Member-
ZAR 150,000 per annum

PROPOSAL #O2.10: Approve the proposed fees payable to                      ISSUER          YES          FOR               FOR
 the Non-Executive Directors for 2009: Ad hoc meeting
 attendance- ZAR 13,750 per meeting

PROPOSAL #O.3.1: Elect Mr. Doug Band as a Director,                        ISSUER          YES          FOR               FOR
who retire by rotation in accordance with the
provisions of the Company's Articles of Association

PROPOSAL #O.3.2: Elect Mr. Derek Cooper as a                               ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
the provisions of the Company's Articles of

PROPOSAL #O.3.3: Elect Mr. Sam Jonah KBE as a                              ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
the provisions of the Company's Articles of

PROPOSAL #O.3.4: Elect Mr. Sir Paul Judge as a                             ISSUER          YES          FOR               FOR
Director, who retire by rotation in accordance with
the provisions of the Company's Articles of

PROPOSAL #O.3.5: Elect Mr. Kgomotso Moroka as a                            ISSUER          YES        AGAINST           AGAINST
Director retire by rotation in accordance with the
provisions of the Company's Articles of Association

PROPOSAL #O.3.6: Elect Mr. Chris Nissen as a Director                      ISSUER          YES          FOR               FOR
 retire by rotation in accordance with the provisions
 of the Company's Articles of Association

PROPOSAL #O.4.1: Authorize the Directors, for the                          ISSUER          YES        AGAINST           AGAINST
purpose of carrying out the terms of the Standard
Bank Equity Growth Scheme [the Equity Growth Scheme],
 other than those which have specifically been
appropriated for the Equity Growth Scheme in terms of
 ordinary resolutions duly passed at previous AGM's
of the Company specifically placed under the control
of the Directors, authorized to allot and issue those
 shares in terms of the Equity Growth Scheme

PROPOSAL #O.4.2: Authorized the Directors, for the                         ISSUER          YES        AGAINST           AGAINST
purpose of carrying out the terms of the Standard
Bank Group Share Incentive Scheme [the Scheme], other
 than those which have specifically been appropriated
 for the Scheme in terms of ordinary resolutions duly
 passed at previous AGM's of the Company specifically
 placed under the control of the Directors,
authorized to allot and issue those shares in terms

PROPOSAL #O.4.3: Authorized the Directors of the                           ISSUER          YES          FOR               FOR
Company, that the unissued ordinary shares in the
authorized share capital of the Company [other than
those specifically identified in ordinary Resolutions
 4.1 and 4.2] placed under the control of the to
allot and issue the ordinary shares at their
discretion until the next AGM of the Company, subject
 to the provisions of the Companies Act, 61 of 1973,
as amended, the Banks Act, 94 of 1990, as amended and
 the Listings Requirements of the JSE Limited and
subject to the aggregate number of ordinary shares
able to be allotted and issued in terms of this
resolution being limited to 5% of the number of
ordinary shares in issue at 31 DEC 2008

PROPOSAL #O.4.4: Authorized the Directors of the                           ISSUER          YES          FOR               FOR
Company, the share capital of the Company that the
unissued non-redeemable, non-cumulative, non-
participating preference shares [non-redeemable
preference shares] in the placed under the control of
 the Directors of the Company to allot and issue the
non-redeemable preference shares at their discretion
until the next AGM of the Company, subject to the
provisions of the Companies Act, 61 of 1973, as
amended and the Listings Requirements of the JSE
Limited

PROPOSAL #O.4.5: Authorized the Directors of the                           ISSUER          YES          FOR               FOR
Company and given a renewable general authority to
make payments to shareholders in terms of Section
5.85(b) of the Listings Requirements of the JSE
Limited [the Listings Requirements], subject to the
provisions of the Companies Act, 61 of 1973, as
amended [the Companies Act], the Banks Act, 94 of
1990, as amended and the Listings Requirements,
including, amongst others, the following
requirements: (a) payments to shareholders in terms
of this resolution shall be made in terms of Section
90 of the Companies Act and be made pro rata to all
shareholders; (b) in any one FY, payments to
shareholders in terms of this resolution shall not
exceed a maximum of 20% of the Company's issued share
 capital, including reserves but excluding minority
interests, and revaluations of assets and intangible
assets that are not supported by a valuation by an
Independent Professional expert acceptable to the JSE
 Limited prepared within the last 6 months, measured
as at the beginning of such FY; and [authority
expires at the end of the next AGM of the Company or
for 15 months from the date of this resolution]

PROPOSAL #S.5: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, with effect from the date of this AGM, as a
general approval in terms of Section 85(2) of the
Companies Act, 61 of 1973, as amended [the Companies
Act], the acquisition by the Company and, in terms of
 Section 89 of the Companies Act, the acquisition by
any subsidiary of the Company from time to time, of
such number of ordinary shares issued by the Company
and at such price and on such other terms and
conditions as the Directors may from time to time
determine, subject to the requirements of the
Companies Act, the Banks Act, 94 of 1990, as amended
and the Listings Requirements of the JSE Limited [the
 Listings Requirements], which include, amongst
others, the following: any such acquisition will be
implemented through the order book operated by the
trading system of the JSE Limited and done without
any prior understanding or arrangement between the
Company and the counterparty [reported trades being
prohibited];the acquisition must be authorizes by the
 Company's Articles of Association; the authority is
limited to the purchase of a maximum of 10% of the
Company's issued ordinary share capital in any one
FY; acquisition must not be made at a price more than
 10% above the weighted average of the market value
for the ordinary shares of the Company for the 5
business days immediately preceding the date of
acquisition at any point in time, the Company may
only appoint 1 agent to effect any repurchase(s) on
the Company's behalf; the Company may only acquire
its ordinary shares if, after such acquisition, it
still complies with the shareholder spread
requirements as set out in the Listings Requirements;
 the Company or its subsidiary may not repurchase
securities during a prohibited period, unless they
have in place a repurchase programmed where the dates
 and quantities of securities to be traded during the
 relevant period are fixed [not subject to any
variation] and full details of the programme have
been disclosed in an announcement over SENS prior to
the commencement of the prohibited period; that an
announcement containing full details of such
acquisitions of shares will be published as soon as
the Company and/or its subsidiary (ies) has/have
acquired shares constituting, on a cumulative basis,
3% of the number of shares in issue at the date of
the general meeting at which this special resolution
is considered and, if approved, passed, and for each
3% in aggregate of the initial number acquired
thereafter; and in the case clan acquisition by a
subsidiary of the Company and the number of shares to
 be acquired, is not more than 10% in the aggregate
of the number of issued shares of the Company
[authority expires whichever is earlier until the
next AGM of the Company or 15 months from the date on

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STANDARD CHARTERED PLC, LONDON
  TICKER:                N/A             CUSIP:     G84228157
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Declare a final dividend of 42.32 US                         ISSUER          YES          FOR               FOR
Cents per ordinary share

PROPOSAL #3.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Re-elect Mr. Jamie F. T. Dundas as a                         ISSUER          YES          FOR               FOR
Non-Executive Director

PROPOSAL #5.: Re-elect Mr. Rudolph H. P. Markham as a                      ISSUER          YES          FOR               FOR
 Non-Executive Director

PROPOSAL #6.: Re-elect Ms. Ruth Markland as a Non-                         ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #7.: Re-elect Mr. Richard H. Meddings as an                       ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #8.: Re-elect Mr. John W. Peace as a Non-                         ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #9.: Elect Mr. Steve Bertamini  who was                           ISSUER          YES          FOR               FOR
appointed as an Executive Director

PROPOSAL #10.: Elect Mr. John G. H. Paynter who was                        ISSUER          YES          FOR               FOR
appointed as an Non-Executive Director

PROPOSAL #11.: Re-appoint KPMG Audit Plc as the                            ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #12.: Approve to set the Auditors' fees                           ISSUER          YES          FOR               FOR

PROPOSAL #13.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
Subsidiaries to make EU Political Donations to
Political Parties or Independent Election Candidates,
 to Political Organizations Other than Political
Parties and Incur EU Political Expenditure up to GBP
100,000

PROPOSAL #14.: Approve to increase the authorized                          ISSUER          YES          FOR               FOR
share capital

PROPOSAL #15.: Authorize the Board to issue equity                         ISSUER          YES        AGAINST           AGAINST
with Rights up to GBP 316,162,105.50 [Relevant
Authorities and Share Dividend Scheme] and additional
 amount of GBP 632,324,211 [Rights Issue] after
deducting any securities issued under the relevant
authorities and Share Dividend Scheme

PROPOSAL #16.: Approve to extend the Directors'                            ISSUER          YES        AGAINST           AGAINST
authority to issue equity with pre-emptive rights up
to aggregate nominal amount of USD 189,697,263
pursuant to Paragraph A of Resolution 15 to include
the shares repurchased by the Company under authority
 granted by Resolution 18

PROPOSAL #S.17: Grant authority for the issue of                           ISSUER          YES          FOR               FOR
equity or equity-linked securities without pre-
emptive rights up to aggregate nominal amount of USD
47,424,315.50

PROPOSAL #s.18: Grant authority to buyback                                 ISSUER          YES          FOR               FOR
189,697,263 ordinary shares for market purchase

PROPOSAL #s.19: Grant authority to buyback for market                      ISSUER          YES          FOR               FOR
 purchase of 477,500 Preference Shares of 5.00 US
Cents and 195,285,000 Preference Shares of GBP 1.00

PROPOSAL #s.20: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR

PROPOSAL #s.21: Approve to call a general meeting                          ISSUER          YES          FOR               FOR
other than AGM on not less than 14 clear days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STANDARD LIFE PLC
  TICKER:                N/A             CUSIP:     G84278103
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the annual report                        ISSUER          YES          FOR               FOR
and the accounts for 2008

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Declare a final dividend for 2008                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors

PROPOSAL #5.: Authorize the Directors to set the                           ISSUER          YES          FOR               FOR
Auditors' fees

PROPOSAL #6.a: Re-elect Mr. Crawford Gillies as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.B: Re-elect Mr. Gerry Grimstone as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Authorize the Directors to issue                             ISSUER          YES          FOR               FOR
further shares

PROPOSAL #8.: Approve to disapply share pre-emption                        ISSUER          YES          FOR               FOR
rights

PROPOSAL #9.: Authorize the Company to buy back shares                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve to provide limited authority                        ISSUER          YES          FOR               FOR
to make political donations and to incur political
expenditure

PROPOSAL #11.: Approve to allow the Company to call                        ISSUER          YES          FOR               FOR
general meeting on 14 days' notice

PROPOSAL #12.: Approve the offer of a Scrip Dividend                       ISSUER          YES          FOR               FOR
Scheme

PROPOSAL #13.: Approve to make changes to the                              ISSUER          YES          FOR               FOR
Company's Articles of Association in connection with
the proposed Scrip Dividend Scheme

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STANLEY ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J76637115
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STARHUB LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y8152F132
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited accounts for the FYE 31 DEC 2008 and
 the Auditors' report therein

PROPOSAL #2.: Re-appoint Mr. Lim Chin Beng, who will                       ISSUER          YES          FOR               FOR
retire under Section 153[6] of the Companies Act,
Chapter 50 of Singapore, as a Director of the
Company, to hold office from the date of this AGM
until the next AGM of the Company

PROPOSAL #3.: Re-elect Mr. Kua Hong Pak as a                               ISSUER          YES          FOR               FOR
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Lee Theng Kiat as a                             ISSUER          YES          FOR               FOR
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Lim Ming Seong as a                             ISSUER          YES          FOR               FOR
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Robert J. Sachs as a                            ISSUER          YES          FOR               FOR
Director, who will retire by rotation pursuant to
Article 93 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Sadao Maki as a Director,                       ISSUER          YES          FOR               FOR
who will retire pursuant to Article 99 of the
Company's Articles of Association

PROPOSAL #8.: Approve the sum of SGD 1,078,000 as the                      ISSUER          YES          FOR               FOR
 Directors' fees for the YE 31 DEC 2008

PROPOSAL #9.: Declare a final dividend of 4.5 cents                        ISSUER          YES          FOR               FOR
per ordinary share for the FYE 31 DEC 2008

PROPOSAL #10.: Re-appoint KPMG LLP as the Auditors of                      ISSUER          YES          FOR               FOR
 the Company and authorize the Directors to fix their
 remuneration

PROPOSAL #11.: Authorize the Directors to: a] issue                        ISSUER          YES          FOR               FOR
shares in the capital of the Company [shares] whether
 by way of rights, bonus or otherwise; and/or; make
or grant offers, agreements or options [collectively,
 instruments] that might or would require shares to
be issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and b] [notwithstanding the authority
conferred by this resolution may have ceased to be in
 force] issue shares in pursuance of any instrument
made or granted by the Directors while this
resolution was in force, provided that: [1] the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution] does not exceed 50% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company [as calculated below],
of which the aggregate number of shares to be issued
other than on a pro rata basis to shareholders of the
 Company [including shares to be issued in pursuance
of instruments made or granted pursuant to this
resolution] does not exceed 20% of the total number
of issued shares [excluding treasury shares] in the
capital of the Company [as calculated below]; [2]
[subject to such manner of calculation as may be
prescribed by the Singapore Exchange Securities
Trading Limited [ SGX-ST ] for the purpose of
determining the aggregate number of shares that may
be issued above, the total number of issued shares
[excluding treasury shares] shall be based on the
total number of issued shares [excluding treasury
shares] in the capital of the Company, at the time
this resolution is passed, after adjusting for: [i]
new shares arising from the conversion or exercise of
 any convertible securities or share options or
vesting of share awards which are outstanding or
subsisting at the time this resolution is passed; and
 [ii] any subsequent bonus issue, consolidation or
subdivision of shares; [3] in exercising the
authority conferred by this resolution, the Company
shall comply with the provisions of the listing
manual of the SGX-ST for the time being in force
[unless such compliance has been waived by the SGX-
ST] and the Articles of Association for the time
being of the Company; [Authority expires the earlier
of the conclusion of the next AGM of the Company or

PROPOSAL #12.: Authorize the Directors to allot and                        ISSUER          YES        AGAINST           AGAINST
issue from time to time such number of ordinary
shares in the capital of the Company as may be
required to be issued pursuant to the exercise of
options granted under the StarHub Pte Ltd Share

PROPOSAL #13.: Authorize the Directors to: offer and                       ISSUER          YES        AGAINST           AGAINST
grant options in accordance with the provisions of
the StarHub Share Option Plan 2004 [the 'Share Option
 Plan'] and/or to grant awards in accordance with the
 provisions of the StarHub Performance Share Plan
[the 'Performance Share Plan'] and/or the StarHub
Restricted Stock Plan [the 'Restricted Stock Plan']
[the Share Option Plan, the Performance Share Plan
and the Restricted Stock Plan, together the 'Share
Plans']; and (b) allot and issue from time to time
such number of ordinary shares in the capital of the
Company as may be required to be issued pursuant to
the exercise of options under the Share Option Plan
and/or such number of fully paid ordinary shares as
may be required to be issued pursuant to the vesting
of awards under the Performance Share Plan and/or the
 Restricted Stock Plan, provided that the aggregate
number of ordinary shares to be issued pursuant to
the StarHub Pte Ltd Share Option Plan and the Share
Plans shall not exceed 15% of the total number of
issued shares [excluding treasury shares] in the
capital of the Company from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STARHUB LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y8152F132
  MEETING DATE:          4/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
Shares] not exceeding in aggregate the maximum limit
[as specified], at such price or prices as may be
determined by the Directors from time to time up to
the maximum price in relation to share to be
purchased or acquired, means the purchase price
[excluding related brokerage, commission applicable
goods and services tax, stamp duties, clearance fees
and other related expenses]which shall not exceed; a)
 in the case of a market purchase of a share 105% of
the average closing price of the share; and b) in the
 case of an off-market purchase of a share pursuant
to an annual access scheme 110% of the average
closing price of the[as specified], whether by way
of: a) market purchase[s] on the Singapore Exchange
Securities Trading Limited [the SGX-ST] transacted
through the SGX-ST's trading system and/or any other
securities exchange on which the Shares may for the
time being be listed and quoted [Other Exchange]; b)
off-market purchase[s] [if effected otherwise than on
 the SGX-ST or, as the case may be, Other Exchange]
in accordance with any equal access scheme[s] as may
be determined or formulated by the Directors as they
consider fit, which scheme[s] shall satisfy all the
conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws and
regulations and rules of the SGX-ST or, as the case
may be, other exchange as may for the time being be
applicable; to complete and do all such acts and
things [including executing such documents as may be
required] as they and/or he may consider expedient or
 necessary to give effect to the transactions
contemplated and/or authorized by this resolution;
[Authority expires at the conclusion of the next AGM
of the Company is held and the date by which the next
 AGM of the Company is required by law to be held];
and/or any of them to do all such acts and things
[including executing such documents as may be
required] as they and/ or may consider expedient or
necessary give effect to the transactions
contemplated and/or authorized by this resolution

PROPOSAL #2.: Approve, for the purposes of Chapter 9                       ISSUER          YES          FOR               FOR
of the Listing Manual [Chapter 9] of the SGX-ST, for
the Company, its subsidiaries and associated
Companies that are entities at risk [as that term is
used in Chapter 9], or any of them, to enter into any
 of the transactions falling within the types of
interested person transactions described in appendix
1 to the circular with any party who is of the class
of interested persons as specified, provided that
such transactions are made on normal commercial terms
 and in accordance with the review procedures for
such interested person transactions; [Authority
expires until the conclusion of the next AGM of the
Company] and; authorize the Directors of the Company
to do all such acts and things [including executing
all such documents as may be required] as they may
consider expedient or necessary give effect to the
shareholders' mandate and/or this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STATE BANK OF INDIA
  TICKER:                N/A             CUSIP:     856552203
  MEETING DATE:          1/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Election of Shri Radheshyam Maheshwari                      ISSUER          NO           N/A               N/A
 as a Director to the Central Board of the Bank under
 the provisions of Section 19(c) read with Section
25(2) of the State Bank of India Act, 1955

PROPOSAL #1.2: Election of Shri D. Sundaram as a                           ISSUER          NO           N/A               N/A
Director to the Central Board of the Bank under the
provisions of Section 19(c) read with Section 25(2)
of the State Bank of India Act, 1955,

PROPOSAL #1.3: Election of Shri Umesh Nath Kapur as a                      ISSUER          NO           N/A               N/A
 Director to the Central Board of the Bank under the
provisions of Section 19(c) read with Section 25(2)
of the State Bank of India Act, 1955

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STATOILHYDRO ASA
  TICKER:                N/A             CUSIP:     R8412T102
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM by the Chair of the                       ISSUER          YES          FOR               FOR
Corporate Assembly

PROPOSAL #2.: Elect Mr. Olaug Svarva as the chair of                       ISSUER          YES          FOR               FOR
the Corporate Assembly

PROPOSAL #3.: Approve the notice and the agenda                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the registration of attending                        ISSUER          YES          FOR               FOR
shareholders and proxies

PROPOSAL #5.: Elect 2 persons to co-sign the minutes                       ISSUER          YES          FOR               FOR
together with the Chair of the Meeting

PROPOSAL #6.: Approve the annual report and accounts                       ISSUER          YES          FOR               FOR
for StatoilHydro ASA and the StatoilHydro group for
2008, and the distribution of the dividend of NOK
7.25 per share for 2008 of which the ordinary
dividend is NOK 4.40 per share and the special
dividend is NOK 2.85 per share, the dividend accrues
to the shareholders as of 19 MAY 2009, expected
payment of dividends is 03 JUN 2009

PROPOSAL #7.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
for the Company's Auditor

PROPOSAL #8.: Elect 1 deputy Member to the Corporate                       ISSUER          YES        AGAINST           AGAINST
Assembly

PROPOSAL #9.: Approve, in accordance with Section 6-                       ISSUER          YES        AGAINST           AGAINST
16a of the Public Limited Companies Act, the Board of
 Directors will prepare an independent statement
regarding the settlement of salary and other
remuneration for Executive Management, the content of
 the statement is included in note 3 to
StatoilHydro's annual report and accounts for 2008,
which have been prepared in accordance with
accounting principles generally accepted in Norway

PROPOSAL #10.: Authorize the Board of Directors on                         ISSUER          YES        AGAINST           AGAINST
behalf of the Company to acquire StatoilHydro shares
in the market, the authorization may be used to
acquire own shares at a total nominal value of up to
NOK 15,000,000, shares acquired pursuant to this
authorization may only be used for sale and transfer
to employees of the StatoilHydro group as part of the
 group's share saving plan, as approved by the Board
of Directors, the minimum and maximum amount that may
 be paid per share will be NOK 50 and 500
respectively, the authorisation is valid until the
next AGM, but not beyond 30 JUN 2010, this
authorisation replaces the previous authorisation to
acquire own shares for implementation of the share
saving plan for employees granted by the AGM on 20

PROPOSAL #11.: Amend the Section 1 of the Articles of                      ISSUER          YES          FOR               FOR
 Association as specified; authorize the Board to
decide the date for implementation of the amended
Articles of Association, but the date must be not
late than 01 JAN 2010

PROPOSAL #12.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PROPOSAL: StatoilHydro shall withdraw
from tar sands activities in Canada

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STATS CHIPPAC LTD
  TICKER:                N/A             CUSIP:     Y8162B113
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements                       ISSUER          YES          FOR               FOR
of the Company for the FYE 30 DEC 2008, together with
 the reports of the Directors and the Auditors

PROPOSAL #2.: Appoint Mr. Rohit Sipahimalani as a                          ISSUER          YES          FOR               FOR
Director of the Company pursuant to Article 99 of the
 Articles of Association of the Company

PROPOSAL #3.A: Re-elect Mr. Teng Cheong Kwee as a                          ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #3.B: Re-elect Mr. Tokumasa Yasui as a                            ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 94 of the
Articles of Association of the Company

PROPOSAL #4.A: Re-elect Mr. Charles R. Wofford as a                        ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], until the next AGM of the Company

PROPOSAL #4.B: Re-elect Mr. R. Douglas Norbywho as a                       ISSUER          YES          FOR               FOR
Director, who retires under Section 153(6) of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], until the next AGM of the Company

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors, until the conclusion of the next AGM of
 the Company at a remuneration to be determined by
the Board of Directors upon the recommendation of the
 Audit Committee of the Board of Directors

PROPOSAL #6.: Approve the Directors' fees totaling                         ISSUER          YES          FOR               FOR
approximately USD 473,000 [approximately SGD 732,000
based on the exchange rate as of 27 FEB 2009] for the
 FYE 27 DEC 2009

PROPOSAL #7.A: Authorize the Director, to allot and                        ISSUER          YES          FOR               FOR
issue shares in connection therewith pursuant to
Section 161 of the Companies Act that pursuant to
Section 161 of the Companies Act, allot and issue
shares in the capital of the Company whether by way
of rights, bonus or otherwise; and/or (ii) make or
grant offers, agreements or options [collectively,
Instruments] that might or would require shares to be
 issued, including but not limited to the creation
and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and, [notwithstanding the authority
conferred by this resolution may have ceased to be in
 force] issue shares pursuant to any Instrument made
or granted by the Directors while this Resolution was
 in force, provided that: the aggregate number of
shares to be issued pursuant to this resolution
[including shares to be issued pursuant to
Instruments made or granted under this resolution]
does not exceed 50% of the total number of issued
shares [excluding treasury shares] in the capital of
the Company [as calculated in accordance with this
resolution], of which the aggregate number of shares
to be issued other than on a pro rata basis to
shareholders of the Company [including shares to be
issued pursuant to Instruments made or granted under
this resolution) does not exceed 6% of the total
number of issued shares [excluding treasury shares]
in the capital of the Company (as calculated in
accordance with this resolution]; for the purpose of
determining the aggregate number of shares that may
be issued under this resolution, the total number of
issued shares [excluding treasury shares] shall be
based on the total number of issued shares [excluding
 treasury shares] in the capital of the Company, at
the time this Resolution is passed, after adjusting
for: new shares arising from the exercise of any
share options which are outstanding or subsisting at
the time this resolution is passed; and any
subsequent bonus issue, consolidation or subdivision
of shares; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the date
 by which the next AGM of the Company is required by

PROPOSAL #7.B: Grant authority, to allot and issue                         ISSUER          YES        AGAINST           AGAINST
shares, pursuant to the STATS Chip PAC Ltd.
Substitute Share Purchase and Option Plan and the
STATS Chip PAC Ltd. Substitute Equity Incentive Plan
[collectively, the Substitute Plans]; and authorize
the Directors, to allot and issue from time to time
such number of shares of the Company as may be
required to be issued pursuant to the exercise of the
 options under the Substitute Plans

PROPOSAL #7.C: Grant authority, to allot and issue                         ISSUER          YES        AGAINST           AGAINST
shares, pursuant to the STATS ChipPAC Ltd. Share
Option Plan, as amended [the Share Option Plan]; and
authorize the Directors, to allot and issue form time
 to time such number of shares of the Company as may
be required to be issued pursuant to the exercise of
the options under the Share Option Plan

PROPOSAL #7.D: Approve that a new performance share                        ISSUER          YES        AGAINST           AGAINST
plan to be known as the STATS ChipPAC Ltd.
Performance Share Plan 2009, as specified [the PSP
2009], the rules of which, for the purpose of
identification, have been subscribed to by the
Chairman of the AGM, having been produced at the AGM,
 under which performance shares [Performance Shares],
 which represent unfunded and unsecured rights to
receive ordinary shares in the capital of the
Company, will be granted, free of payment, to
selected employees of the Company and its
subsidiaries [Group], including the Chief Executive
Officer of the Company and the Directors of the Group
 who perform an executive function, details of which
are set out in the Proxy Statement dated 09 APR 2009
in respect of the AGM; authorize the die of the
Company to establish the PSP 2009; to delegate to a
committee of Directors the administration of the PSP
2009 in accordance with the provisions of the PSP
2009; and to modify and/or alter the PSP 2009 from
time to time, provided that such modification and/or
alteration is effected in accordance with the
provisions of the PSP 2009, and to do all such acts
and to enter into all such transactions and
arrangements as may be necessary or expedient in
order to give full effect to the PSP 2009; and grant
Performance Shares in accordance with the provisions
of the PSP 2009 and to allot and issue from time to
time such number of fully paid-up ordinary shares in
the capital of the Company as may be required to be
allotted and issued pursuant to the terms of the PSP
2009, provided that the aggregate number of ordinary
shares in the capital of the Company allotted and
issued under the PSP 2009 shall not exceed the limits
 specified in the rules of the PSP 2009

PROPOSAL #7.E: Approve that a new equity grant plan                        ISSUER          YES        AGAINST           AGAINST
to be known as the STATS ChipPAC Ltd. Equity Grant
Plan for Non-Executive Directors, as substantially
set forth in Appendix 2 to the Proxy Statement dated
09 APR 2009 in respect of the AGM [the NED Plan], the
 rules of which, for the purpose of identification,
have been subscribed to by the Chairman of the AGM,
having been produced at the AGM, under which offers
will be made to selected the Directors of the Company
 who perform a non-executive function [Non-Executive
Directors] to participate in the NED Plan, and
pursuant thereto, fully paid-up ordinary shares in
the capital of the Company may be allotted and
issued, free of payment, to such participants as
specified; authorize the die of the Company to
establish the NED Plan; to delegate to a committee of
 Directors the administration of the NED Plan in
accordance with the provisions of the NED Plan; and
to modify and/or alter the NED Plan from time to
time, provided that such modification and/or
alteration is effected in accordance with the
provisions of the NED Plan, and to do all such acts
and to enter into all such transactions and
arrangements as may be necessary or expedient in
order to give full effect to the NED Plan; and to the
 make offers to selected Non-Executive Directors to
participate in the NED Plan in accordance with the
NED Plan and to allot and issue from time to time
such number of fully paid-up ordinary shares in the
capital of the Company as may be required to be
allotted and issued pursuant to the terms of the NED
Plan, provided that the aggregate number of ordinary
shares in the capital of the Company allotted and
issued under the NED Plan shall not exceed the limits

PROPOSAL #7.F: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, for the purposes of Sections 76C and 76E of
the Companies Act, of all the powers of the Company
to purchase or otherwise acquire issued ordinary
shares each fully paid in the capital of the Company
[Shares] not exceeding in aggregate the Maximum
Percentage means that number of issued Shares
representing 2.5% of the total number of issued
Shares of the Company as of the date of the passing
of this Resolution [excluding any Shares which are
held as treasury shares as of that date]; at such
price or prices as may be determined by the Directors
 from time to time up to the Maximum Price which
shall not exceed 105% of the highest independent bid
or the last independent transaction price, whichever
is the higher, quoted on the SGX-ST at the time the
purchase is effected; whether by way of: market
purchase(s) on the Singapore Exchange Securities
Trading Limited [SGX-ST] transacted through the SGX-
ST' s trading system; and/or (bb) off-market
purchase(s) (if effected otherwise than on the SGX-
ST) in accordance with any equal access scheme(s) as
may be determined or formulated by the Directors as
they consider fit, which scheme(s) shall satisfy all
the conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws and
regulations as may for the time being be applicable,
and unconditionally [the Share Purchase
Mandate];[Authority expires the earlier of the next
AGM of the Company is held and the date by which the
next AGM of the Company is required by law to be
held]; and authorize the Directors of the Company to
complete and do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider expedient or necessary to give
 effect to the transaction contemplated and/or

PROPOSAL #8.: Transact any other business                                  ISSUER          NO           N/A               N/A

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  ISSUER:                STE DES AUTOROUTES PARIS-RHIN-RHONE ANC.AUTOROUTES
  TICKER:                N/A             CUSIP:     F87829101
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008

PROPOSAL #O.2: Approve the consolidated accounts                           ISSUER          YES          FOR               FOR

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR

PROPOSAL #O.4: Approve the regulated agreements                            ISSUER          YES          FOR               FOR
referred to in Article L.225-38 of the Commercial Code

PROPOSAL #O.5: Appoint Mr. Francois Masse as a Board                       ISSUER          YES          FOR               FOR
Member

PROPOSAL #O.6: Appoint Mr. Andrew Hunter as a Board                        ISSUER          YES          FOR               FOR
Member

PROPOSAL #E.7: Amend Article 15.1 of the Statutes                          ISSUER          YES          FOR               FOR

PROPOSAL #E.8: Amend Article 16.1 of the Statutes                          ISSUER          YES          FOR               FOR

PROPOSAL #O.9: Powers                                                      ISSUER          YES          FOR               FOR

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  ISSUER:                STEEL AUTHORITY OF INDIA LTD
  TICKER:                N/A             CUSIP:     Y8166R114
  MEETING DATE:          9/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit                         ISSUER          YES        ABSTAIN           AGAINST
and loss account for the YE 31 MAR 2008, the balance
sheet as at that date and the Directors' and the
Auditor's reports thereon

PROPOSAL #2.: Re-appoint Shri. V. Shyamsundar as a                         ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Shri. B.N. Singh as a                             ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. V.K. Srivastava as a                        ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Shri. G. Ojha, as a                               ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Shri. Shyamal Ghosh as a                          ISSUER          YES        ABSTAIN           AGAINST
Director, who retires by rotation

PROPOSAL #7.: Re-appoint Shri. Mohammad Yusuf Khan as                      ISSUER          YES        ABSTAIN           AGAINST
 a Director, who retires by rotation

PROPOSAL #8.: Approve to fix the remuneration of the                       ISSUER          YES        ABSTAIN           AGAINST
Auditors of the Company appointed by the Comptroller
& Auditor General of India for the Year 2008-2009

PROPOSAL #9.: Declare a dividend for the FY 2007-2008                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #10.: Appoint Shri. V.K. Gulhati as a                             ISSUER          YES        ABSTAIN           AGAINST
Director of the Company, liable to retire by rotation

PROPOSAL #11.: Appoint Shri. S.P. Rao as a Director                        ISSUER          YES        ABSTAIN           AGAINST
of the Company, liable to retire by rotation

PROPOSAL #S.12: Approve in accordance with the                             ISSUER          YES        ABSTAIN           AGAINST
Provisions of Section 396 of the Companies Act, 1956
and other applicable Provisions of Law, to the
amalgamation, of Bharat Refractories Limited with
Steel Authority of India Limited, with effect from 01
 APR 2007, subject to the sanction of the same by the
 Ministry of Corporate Affairs, Government of India
and such other authorities, if any, as may be
required; Authorize the Board of Directors/Chairman
of the Company to make alterations and changes
therein as may be expedient or necessary for
satisfying the requirement or condition imposed, if
any, by the Ministry of Corporate Affairs or such
other Authorities if any, as may be required and to
do all such acts, deeds, matters and things, as may
be necessary and expedient to give effect to this
resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STEINHOFF INTL HLDGS LTD
  TICKER:                N/A             CUSIP:     S81589103
  MEETING DATE:          12/1/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements of the Company for the YE 30 JUN 2008
together with the report of the Directors and the
Auditors thereon

PROPOSAL #2.: Re-appoint Messrs. Deloitte & Touche of                      ISSUER          YES          FOR               FOR
 Pretoria [the firm] as the Auditors of the Company
as contemplated under Sections 270 and 274 of the
Companies Act, 61 of 1973, as amended [the Act], with
 Udo Bohmer, a registered Auditor and Member of the
firm as the individual who will undertake the audit

PROPOSAL #3.: Approve the remuneration to be paid by                       ISSUER          YES          FOR               FOR
the Company to its Directors for the FYE 30 JUN 2009,
 as specified

PROPOSAL #4.1: Re-elect Mr. D.E. Ackerman as a                             ISSUER          YES          FOR               FOR
Director, in terms of Article 50.9 of the Articles of
 Association who retires from office at every AGM

PROPOSAL #4.2: Re-elect Mr. J.F. Mouton as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Articles of Association

PROPOSAL #4.3: Re-elect Mr. F. J. Nel as a Director,                       ISSUER          YES          FOR               FOR
who retires by rotation in accordance with the
Articles of Association

PROPOSAL #4.4: Re-elect Mr. B.E. Steinhoff as a                            ISSUER          YES          FOR               FOR
Director, in terms of Article 50.9 of the Articles of
 Association who retires from office at every AGM

PROPOSAL #4.5: Re-elect Mr. D. M. Van Der Merwe as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation in accordance with
the Articles of Association

PROPOSAL #5.O.1: Authorize the Director of the                             ISSUER          YES          FOR               FOR
Company by way of a specific authority in terms of
Section 221 and, if applicable, Section 222 of the
Act and a specific authority in terms of paragraph
5.51 of the listings requirements of the JSE Limited
[the listings requirements] to allot and issue and/or
 deliver 40,000,000 Ordinary Shares of 0.5 cents each
 in the authorized, but unissued capital or if
delivered from treasury shares of the Company, for a
cash consideration per ordinary share equal to the
higher of the volume weighted average traded price
(VWAP) of the ordinary shares of the Company during
the 30 business days up to and including 26 NOV 2008
and the VWAP on 26 NOV 2008, to Steinhoff
Sikhulasonke Investments [Proprietary] Limited, and
that all of the ordinary shares referred to above be
and are hereby placed under the control of the
Directors for the sale and/or allotment and issue as

PROPOSAL #6.S.1: Approve, insofar as the terms of the                      ISSUER          YES          FOR               FOR
 black economic empowerment ownership transaction
referred to in ordinary resolution 1 above and
subject to the approval thereof, constitute financial
 assistance to be given by the Company for the
purpose of or in connection with the purchase of or
subscription for any shares in the Company, those
terms are hereby sanctioned by the shareholders of
the Company in accordance with the provisions of
Section 38(2A)(b) of the Act, this resolution
includes, without limitation, the terms of any
financial assistance arising from: (i) the
transaction involving the sale and /or the issue of
ordinary shares in the capital of the Company, to
Steinhoff Sikhulasonke Investments (Proprietary)
Limited; (ii) the subscription by Steinhoff
Investment Holdings Limited for preference shares to
be issued by Steinhoff Sikhulasonke Investments
(Proprietary) Limited; (iii) the issue of ordinary
shares in the capital of Steinhoff Sikhulasonke
Investments (Proprietary) Limited to the Steinhoff
Employee Share Trust and the Steinhoff Black
Management Trust; (iv) the transaction involving the
allotment and issue of ordinary shares in the capital
 of the Company to the Steinhoff Employee Share Trust
 and the Steinhoff Black Management Trust

PROPOSAL #7.O.2: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, by way of a specific authority in terms of
Section 221 and, if applicable, Section 222 of the
Act and a specific authority in terms of paragraph
5.51 of the listings requirements to allot and issue
and/or deliver up to 40,000,000 ordinary shares of
0.5 cents each in the authorized, but unissued
capital or if delivered from treasury shares of the
Company, to the participants of the black economic
empowerment ownership transaction set out in ordinary
 resolution number 1 of this notice, and that all of
the ordinary shares referred to above be and are
hereby placed under the control of the Directors for
the allotment and issue as described above; the
maximum discount at which the ordinary shares may be
issued at may not exceed 10% of the volume-weighted
average traded price of the ordinary shares of the
company during the 30 business days preceding the
date on which the price of the issue is determined or
 agreed by the Directors; the shares issued in terms
of this authority will be subject to such trading
restrictions as the Board of Directors may approve
but without any further material assistance by the
Company, Certain participants under the transaction
will include Directors of Steinhoff group Companies,
who are classified as related parties in terms of the
 listings requirements; however, in all individual
instances their indirect beneficial interest will not
 exceed more than 0.25% of Steinhoff's issued share
capital, the issue will be subject to the Board of
Directors obtaining an independent fairness opinion
from an expert acceptable to the JSE Limited
confirming such issue being fair, full details of the
 issue will, if implemented, be announced in terms of
 paragraph 11.20 of the listings requirements after
the extent and details of the issue have been

PROPOSAL #8.O.3: Grant authority in terms of Section                       ISSUER          YES          FOR               FOR
221(2) of the Act, but subject to the listings
requirements and the Act, 130,000,000 ordinary shares
 of 0.5 cents each and 15,000,000 non-cumulative,
non-redeemable, non-participating preference shares
of 0.1 cent each in the authorized but unissued share
 capital of the Company to place under the control of
 the Directors of the Company, to allot and issue
such shares to such person(s) and on such terms and
conditions as the Directors may in their sole
discretion determine, including but not limited to
any allotments to shareholders as capitalization

PROPOSAL #9.O.4: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, subject to the listings requirements
relating to a general authority of the Directors to
issue shares for cash; [Authority expires at the
conclusion of the Company's next annual meeting or 15
 months], to issue up to 13,000,000 ordinary shares
of 0.5 cents each in the capital of the Company for
cash in accordance with the requirements set out in
paragraph 5.52 of the listings requirements as

PROPOSAL #10O.5: Approve, subject to and in                                ISSUER          YES        AGAINST           AGAINST
accordance with the listings requirements 18,500,000
unissued ordinary shares of 0.5 cents each in the
Company as authorized be placed under the control of
the Directors for the continued implementation of the
 Steinhoff International Incentive Schemes, and in
respect of the obligations of the Company under the
Unitrans Limited Share Incentive Scheme

PROPOSAL #11S.2: Approve, the acquisition by the                           ISSUER          YES          FOR               FOR
Company of shares issued by it, on such terms and
conditions as may be determined by the Directors and
the acquisition by any subsidiary of the Company of
shares issued by the Company, on such terms and
conditions as may be determined by the Directors of
any such subsidiary, as a general approval in terms
of Section 85(1) and 89 of the Act, subject to the
relevant provisions of the Act and to the listings
requirements in force at the time of acquisition and
provided that: such acquisition is permitted in terms
 of the Act and the Companys Articles of Association
[Authority expires at the Companys next AGM or 15
months]; to a maximum of 20% of the issued share
capital of that class in one FY provided that the
acquisition of shares by a subsidiary of the Company
may not, in any one FY, exceed 10% in the aggregate
of the number of issued shares of the Company;
repurchases shall not be made at a price more than
10% above the weighted average of the market value of
 the securities traded for the 5 business days
immediately preceding the date on which the
transaction is effected; the repurchase of securities
 being implemented through the order book operated by
 the JSE trading system (open market) and without any
 prior understanding or arrangement with any
counterparty; the Company will, at any point in time,
 appoint only one agent to effect any repurchase(s)
on the Companys behalf; after such repurchase(s), at
least 500 public shareholders, as defined in the
listings requirements, continue to hold at least 20%
of the Companys issued shares; such repurchase(s)
shall not occur during a prohibited period as defined
 in the listings requirements unless implemented in
accordance with a repurchase programme which
commenced prior to the prohibited period; when 3% of
the initial number, i.e., the number of shares in
issue at the time that the general authority from
shareholders is granted, is cumulatively repurchased
and for each 3% in aggregate of the initial number
acquired thereafter, an announcement shall be made in
 accordance with the listings requirements; a
certificate by the Companys sponsor, in terms of
paragraph 2.12 of the listings requirements
confirming the statement by the Directors regarding
working capital referred to hereunder in this notice
convening the meeting shall be issued before the

PROPOSAL #12O.6: Authorize the Directors, by way of a                      ISSUER          YES          FOR               FOR
 general authority, to distribute to shareholders of
the Company any share capital and reserves of the
Company in terms of Section 90 of the Act, Article
56A of the Company's Articles of Association and the
listings requirements; such general authority will
provide the Board with the flexibility to distribute
any surplus capital of the Company to its
shareholders, provided that: any general payment by
the Company shall not exceed 20% of the Company's
issued share capital and reserves, excluding minority
 interests and any revaluation of assets and
intangible assets that are not supported by an
independent professional acceptable to the JSE
Limited, any general payment is made pro rata to all
shareholders; [Authority expires at the earlier of
the conclusion of the next AGM of the Company or 15
months from the passing of this ordinary resolution]

PROPOSAL #13O.7: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company, in terms of Article 26.2 of the Articles of
Association of the Company to create and issue
convertible debentures, debenture stock, bonds or
other convertible instruments in respect of
120,000,000 ordinary shares of 0.5 cents each in the
capital of the Company, subject to a conversion
premium of not less than 20% above the volume-
weighted traded price of the shares in the Company
for the 3 trading days prior to pricing and to such
conversion and other terms and conditions as they may
 determine in their sole and absolute discretion, but
 subject at all times to the listings requirements

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  ISSUER:                STERLITE INDS INDIA LTD
  TICKER:                N/A             CUSIP:     Y8169X209
  MEETING DATE:          8/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet as                       ISSUER          YES          FOR               FOR
at 31 MAR 2008 and the profit and loss account of the
 Company for the YE on that date and the report of
the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on the equity shares                      ISSUER          YES          FOR               FOR
 for the FY 2007-2008

PROPOSAL #3.: Re-appoint Mr. Anil Agarwal as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Dwarkaprasad Agarwal as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #5.: Re-appoint, pursuant to the provisions                       ISSUER          YES          FOR               FOR
of Section 224 and all other applicable provision, if
 any, of the Companies Act, 1956, M/s. Chaturvedi &
Shah, Chartered Accountants and M/s. Deloitte, Haskin
 & Sells, Chartered Accountants, as the Auditors of
the Company, to hold office from the conclusion of
this meeting until the conclusion of the next AGM of
the Company and authorize the Board of Directors to
fix their remuneration

PROPOSAL #6.: Appoint Mr. Kuldip Kumar Kaura as a                          ISSUER          YES          FOR               FOR
Director of the Company, who is not liable to retire
by rotation

PROPOSAL #7.: Re-appoint, in accordance with the                           ISSUER          YES          FOR               FOR
provisions of Sections 198, 269, 309, 310 and other
applicable provisions, if any, of the Companies Act,
1956 read with Schedule XIII thereof [including any
statutory modifications and re-enactment thereof, for
 the time being in force], the approval of the
Company, Mr. Kuldip Kumar Kaura as the Managing
Director & Chief Executive Officer of the Company
from 01 APR 2008 to 30 SEP 2008, upon the existing
terms and conditions including the remuneration as
specified and authorize the Board of Directors to
vary or increase the remuneration and perquisites
payable or to be provided to Mr. Kuldip Kumar Kaura,
including any monetary value thereof to the extent
the Board of Directors may consider appropriate and
to alter and vary the terms and conditions of the
agreement entered into by the Company with Mr. Kaura,
 as may be agreed between the Board of Directors and
Mr. Kuldip Kumar Kaura, and in the event of absence
or inadequacy of profits in any FY, the Company shall
 remunerate Mr. Kuldip Kumar Kaura, minimum
remuneration which will be by way of salary,
perquisites or any other allowance as mentioned in
the Agreement and in accordance with the applicable
provisions of the Companies Act, 1956; and authorize
the Board of Directors of the Company to do all such
acts, deeds and matters and things as in its absolute
 discretion it may consider necessary, expedient or
desirable to give effect to this resolution and also
to revise the remuneration of the Managing Director
within the limits stipulated in the Companies Act 1956

PROPOSAL #8.: Appoint Mr. Navin Agarwal as the                             ISSUER          YES          FOR               FOR
Director of the Company, who is not liable to retire
by rotation

PROPOSAL #9.: Re-appoint, in accordance with the                           ISSUER          YES          FOR               FOR
provisions of Sections 198, 269, 309, 310 and other
applicable provisions, if any, of the Companies Act,
1956 and Schedule XIII thereof [including any
statutory modifications and re-enactment thereof, for
 the time being in force], the approval of the
Company, Mr. Navin Agarwal as Whole-time Director,
designated as Executive Vice-Chairman of the Company
for a further period of 5 years with effect from 01
AUG 2008 to 31 JUL 2013, upon the terms and
conditions including the remuneration with effect
from 01 APR 2008 as specified to be entered into
between the Company and Mr. Navin Agarwal and
Explanatory Statement annexed hereto with authority
to the Board of Directors to vary or increase the
remuneration and perquisites payable or to be
provided to Mr. Navin Agarwal, including any monetary
 value thereof to the extent the Board of Directors
may consider appropriate and to alter and vary the
terms and conditions of the agreement entered into by
 the Company with Mr. Navin Agarwal, as may be agreed
 between the Board of Directors and Mr. Navin
Agarwal, in the event of absence or inadequacy of
profits in any FY the Company shall remunerate Mr.
Navin Agarwal, minimum remuneration which will be by
way of salary, perquisities or any other allowance as
 mentioned in the Agreement and in accordance with
the applicable provisions of the Companies Act, 1956

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STMICROELECTRONICS NV
  TICKER:                N/A             CUSIP:     N83574108
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Open Meeting                                                 ISSUER          NO           N/A               N/A

PROPOSAL #2.: Receive the report of the Management                         ISSUER          NO           N/A               N/A
Board

PROPOSAL #3.: Receive the report of the Supervisory                        ISSUER          NO           N/A               N/A
Board

PROPOSAL #4.A: Adopt the statutory annual accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #4.B: Adopt the dividend of USD 0.12 per                          ISSUER          YES          FOR               FOR
common share for the 2008 FY

PROPOSAL #4.C: Grant discharge to the sole Member of                       ISSUER          YES          FOR               FOR
our Management Board for his Management during the
2008 FY

PROPOSAL #4.D: Grant discharge to the Members of the                       ISSUER          YES          FOR               FOR
Supervisory Board for their Supervision during the
2008 FY

PROPOSAL #5.A: Re-appoint Mr. Douglas John Dunn as a                       ISSUER          YES          FOR               FOR
Member of the Supervisory Board for a 3 year tem
effective as of the 2009 AGM to expire at the end of
the 2012 AGM

PROPOSAL #5.B: Re-appoint Mr. Didier Lamouche as a                         ISSUER          YES          FOR               FOR
Member of the Supervisory Board for a 3 year term
effective as of the 2009 AGM to expire at the end of
the 2012 AGM

PROPOSAL #6.: Approve the stock-based portion of the                       ISSUER          YES        AGAINST           AGAINST
compensation of the President and Chief Executive
Officer

PROPOSAL #7.: Approve the maximum number of                                ISSUER          YES        AGAINST           AGAINST
restricted share awards under per year under the
existing Employee Unvested Share Award Plan

PROPOSAL #8.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve to distribute the information                        ISSUER          YES          FOR               FOR
to the shareholders by way of electronic means of
communication

PROPOSAL #10.: Allow questions                                             ISSUER          NO           N/A               N/A

PROPOSAL #11.: Close meeting                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STOCKLAND, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q8773B105
  MEETING DATE:          10/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial report,                         ISSUER          NO           N/A               N/A
including the Directors' report and the financial
statements for the YE 30 JUN 2008, together with the
Independent Auditor's report

PROPOSAL #2.: Re-elect Mr. Peter Scott as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with the
Company's Constitution

PROPOSAL #3.: Approve the Company's remuneration                           ISSUER          YES          FOR               FOR
report for the FYE 30 JUN 2008

PROPOSAL #4.: Approve, for all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act and the Listing Rules of ASX Limited
 for: a] the participation in the Stockland
Performance Rights Plan by Mr. M. Quinn, Managing
Director as to 723,000 performance rights; and b] the
 acquisition accordingly by Mr. M. Quinn of those
performance rights and, in consequence of vesting of
those performance rights, of Stockland Stapled
Securities, in accordance with the Stockland
Performance Rights Plan Rules as amended from time to
 time and on the basis as specified

PROPOSAL #5.: Approve for, all purposes under the                          ISSUER          YES          FOR               FOR
Corporations Act and the Listing Rules of ASX Limited
 for: a] the participation in the Stockland
Performance Rights Plan by Mr. H. Thorburn, the
Finance Director as to 296,000 performance rights;
and b] the acquisition accordingly by Mr. H. Thorburn
 of those performance rights and, in consequence of
vesting of those performance rights, of Stockland
Stapled Securities, in accordance with the Stockland
Performance Rights Plan Rules as amended from time to
 time and on the basis as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STORA ENSO OYJ, HELSINKI
  TICKER:                N/A             CUSIP:     X21349117
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Call the meeting to order                                    ISSUER          NO           N/A               N/A

PROPOSAL #3.: Election of persons to confirm the                           ISSUER          NO           N/A               N/A
minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting                        ISSUER          NO           N/A               N/A

PROPOSAL #5.: Recording the attendance at the meeting                      ISSUER          NO           N/A               N/A
 and adoption of the list of votes

PROPOSAL #6.: Presentation of the annual accounts,                         ISSUER          NO           N/A               N/A
the report of the Board of Directors and the
auditor's report for the year 2008 - CEO's report

PROPOSAL #7.: Adopt the annual accounts                                    ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve that EUR 0.20 per share, a                           ISSUER          YES          FOR               FOR
maximum aggregate of EUR 157,907,699.80, be
distributed to the shareholders from the share
premium fund of the Parent Company; the distribution
shall be paid after the Finnish National Board of
Patents and Registration has given its consent to the
 decrease of the share premium fund which is expected
 to take place in July 2009 at the earliest

PROPOSAL #9.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Chief Executive Officer
from liability

PROPOSAL #10.: Approve the annual remuneration for                         ISSUER          YES          FOR               FOR
the Members of the Board of Directors and Board
Committees as specified

PROPOSAL #11.: Approve the number of Members of the                        ISSUER          YES          FOR               FOR
Board of Directors at 9 Members

PROPOSAL #12.: Re-elect Messrs. Gunnar Brock, Claes                        ISSUER          YES          FOR               FOR
Dahlback, Dominique Heriard Dubreuil, Birgitta
Kantola, Ilkka Niemi, Juha Rantanen, Matti Vuoria and
 Marcus Wallenberg as the Members of the Board of
Directors until the end of the following AGM and
elect Mr. Hans Straberg as a Member of the Board of
Directors for the same term of office

PROPOSAL #13.: Approve that the remuneration of the                        ISSUER          YES          FOR               FOR
Auditor be paid according to invoice

PROPOSAL #14.: Re-elect Deloitte & Touche OY as the                        ISSUER          YES          FOR               FOR
Auditor of the Company until the end of the following
 AGM

PROPOSAL #15.: Appoint the Nomination Committee                            ISSUER          YES        AGAINST           AGAINST

PROPOSAL #16.: Approve to decrease of the share                            ISSUER          YES          FOR               FOR
premium fund and the reserve fund of the Parent
Company as shown in the balance sheet of the parent
Company as per 31 DEC 2008 will be decreased by an
amount of EUR 1,688,145,310.08, and the reserve fund
as shown in the balance sheet of the Parent Company
as per 31 DEC 2008 by an amount of EUR
353,946,990.12; the decreased amounts shall be
transferred to the invested non-restricted equity
fund; the decrease is proposed to be in addition to
the decrease proposed under Resolution 8 above; the
decrease of the share premium fund and the reserve
fund become effective after the Finnish National
Board of Patents and Registration has given its

PROPOSAL #17.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: approve that Stora Enso OYJ
shall no longer procure from the Finnish State
Enterprise Metsahallitus, any wood from forest areas
in forest Lapland that nature conservation
organizations have designated as rare contiguous
wilderness areas formed by old-growth forests, bogs
and fells

PROPOSAL #18.: Decision making order                                       ISSUER          NO           N/A               N/A

PROPOSAL #19.: Closing of the AGM                                          ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STOREBRAND ASA
  TICKER:                N/A             CUSIP:     R85746106
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the AGM                                           ISSUER          YES          FOR               FOR

PROPOSAL #2.: Presentation of the register showing                         ISSUER          YES          FOR               FOR
the shareholders present and proxies

PROPOSAL #3.: Approve the AGM notice and the agenda                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect 2 persons to sign the minutes                          ISSUER          YES          FOR               FOR
together with the Chairman of the meeting

PROPOSAL #5.: Receive the Management report                                ISSUER          YES          FOR               FOR

PROPOSAL #6.: Receive the 2008 annual report and                           ISSUER          YES          FOR               FOR
accounts and approve the annual report and accounts
for the Company and the Group; and that no dividend
be paid for 2008

PROPOSAL #7.: Ratify the Board's statement on the                          ISSUER          YES        AGAINST           AGAINST
salary and other remuneration of Senior Executives

PROPOSAL #8.: Approve to allow the Company to acquire                      ISSUER          YES          FOR               FOR
 shares in Storebrand ASA of total nominal value NOK
224,954,945, subject to the total holding of shares
not exceeding 10% of the Company's share capital at
any time; the lowest and highest price per share that
 will be permitted will be NOK 5 and NOK 100
respectively; the Board of Directors of Storebrand
ASA will be free to buy and sell shares in such
manner as it considers appropriate, while adhering to
 the general principles of equal treatment for all
shareholders; if the Company's sells own shares, the
mandate shall apply to the purchase of new shares to
replace the shares sold subject to the total holding
of own shares not exceeding 10% of the total share
capital; [Authority shall be valid until the date of
the next AGM]

PROPOSAL #9.: PLEASE NOTE THAT THIS IS A                                   ISSUER          YES          FOR             AGAINST
SHAREHOLDER'S PROPOSAL: amend Section 2-8, subsection
 2, Number 9, Section 2-8, Section 2-10, Subsection 1
 and 2-10, subsection 2

PROPOSAL #10.: Approve the guidelines for the                              ISSUER          YES          FOR               FOR
Election Committee of Storebrand ASA

PROPOSAL #11.1: Re-elect Mr. John H. Andresen Jr. as                       ISSUER          YES          FOR               FOR
a Member of the Board of Representatives

PROPOSAL #11.2: Re-elect Mr. Vibeke Hammer Madsen as                       ISSUER          YES          FOR               FOR
a Member of the Board of Representatives

PROPOSAL #11.3: Re-elect Mr. Merete Egelund                                ISSUER          YES          FOR               FOR
Valderhaug as a Member of the Board of Representatives

PROPOSAL #11.4: Re-elect Ms. Karen Helene Ullveit-Moe                      ISSUER          YES          FOR               FOR
 as a Member of the Board of Representatives

PROPOSAL #11.5: Re-elect Mr. Roar Engeland as a                            ISSUER          YES          FOR               FOR
Member of the Board of Representatives

PROPOSAL #11.6: Elect Mr. Henrik O Madsen from Deputy                      ISSUER          YES          FOR               FOR
 Member to a Full Member of the Board of

PROPOSAL #11.7: Elect Ms. Marianne Lie as a Member of                      ISSUER          YES          FOR               FOR
 the Board of Representatives

PROPOSAL #11.8: ELecte Mr. Kristian Wibe as a Member                       ISSUER          YES          FOR               FOR
of the Board of Representatives

PROPOSAL #11.9: Re-elect Mr. Lars Tronsgaard as a                          ISSUER          YES          FOR               FOR
Deputy Member of the Board of Representatives

PROPOSAL #11.10: Re-elect Mr. Elin Korvald as a                            ISSUER          YES          FOR               FOR
Deputy Member of the Board of Representatives

PROPOSAL #11.11: Elect Mr. Marius Steen from a Member                      ISSUER          YES          FOR               FOR
 to a Deputy Member of the Board of Representatives

PROPOSAL #11.12: Elect Mr. Tuss Benum as a Deputy                          ISSUER          YES          FOR               FOR
Member of the Board of Representatives

PROPOSAL #12.1: Re-elect Mr. Johan H Andersen Jr as a                      ISSUER          YES          FOR               FOR
 Member of the Election Committee

PROPOSAL #12.2: Re-elect Mr. Dag J. Opedal as a                            ISSUER          YES          FOR               FOR
Member of the Election Committee

PROPOSAL #12.3: Re-elect Mr. Olaug Svarva as a Member                      ISSUER          YES          FOR               FOR
 of the Election Committee

PROPOSAL #12.4: Elect Mr. Helge Leiro Baastad as a                         ISSUER          YES          FOR               FOR
Member of the Election Committee

PROPOSAL #13.1: Re-elect Mr. Herald Moen as a Member                       ISSUER          YES          FOR               FOR
of the Control Committee

PROPOSAL #13.2: Re-elect Mr. Ole Klette as a Member                        ISSUER          YES          FOR               FOR
of the Control Committee

PROPOSAL #14.: Approve that the remuneration paid to                       ISSUER          YES          FOR               FOR
the Members of the Board of Representatives, the
Election Committee and the Control Committee should
remain unchanged

PROPOSAL #15.: Approve the Auditor's remuneration,                         ISSUER          YES          FOR               FOR
including a statement by the Board of the breakdown
between the audit fee and fees for other services

PROPOSAL #16.: Closing of the Meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STRABAG SE, VILLACH
  TICKER:                N/A             CUSIP:     A8363A118
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual reports and the                           ISSUER          NO           N/A               N/A
Group report and the reporting of the Management
Board and the Supervisory Board for the FY 2008

PROPOSAL #2.: Approve to allocate the net income for                       ISSUER          NO           N/A               N/A
the FY 2008

PROPOSAL #3.: Approve the formal actions of the                            ISSUER          NO           N/A               N/A
Management Board for the FY 2008

PROPOSAL #4.: Approve the formal actions of the                            ISSUER          NO           N/A               N/A
Supervisory Board for the FY 2008

PROPOSAL #5.: Elect the Auditors for the FY 2009                           ISSUER          NO           N/A               N/A

PROPOSAL #6.A: Authorize the Management Board to                           ISSUER          NO           N/A               N/A
issue no-par shares within the next 30 months due
Paragraph 65

PROPOSAL #6.B: Authorize the Management Board to                           ISSUER          NO           N/A               N/A
determine a form of amortization for the next 5 years

PROPOSAL #6.C: Authorize the Management Board to                           ISSUER          NO           N/A               N/A
reduce the initial capital up to EUR 11,400,000 due
Paragraph 65 and authorize the Supervisory Board to
amend the Company Charter

PROPOSAL #7.A: Authorize the Management Board to                           ISSUER          NO           N/A               N/A
increase the initial capital up to EUR 57,000,000;
authorize the Supervisory Board to determine the
amendments of the Company Charter

PROPOSAL #7.B: Amend the Company Charter due to                            ISSUER          NO           N/A               N/A
Paragraph 4

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STRAUMANN HLDG AG
  TICKER:                N/A             CUSIP:     H8300N119
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the 2008                         ISSUER          YES          FOR               FOR
business report and the reports of the Auditors

PROPOSAL #2.: Approve the 2008 annual report                               ISSUER          YES          FOR               FOR
[including the compensation report], the 2008 annual
financial statements and the 2008 consolidated
financial statements

PROPOSAL #3.: Approve the appropriation of available                       ISSUER          YES          FOR               FOR
earnings

PROPOSAL #4.: Grant discharge of the Board of                              ISSUER          YES          FOR               FOR
Directors

PROPOSAL #5.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect the Directors                                          ISSUER          YES          FOR               FOR

PROPOSAL #7.: Appoint the Auditors for the year 2009                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STRAUSS GROUP LTD
  TICKER:                N/A             CUSIP:     M8553H110
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES        ABSTAIN           AGAINST
the Directors report for the year 2007

PROPOSAL #2.: Re-appoint the Accountant-Auditors and                       ISSUER          YES        ABSTAIN           AGAINST
authorize the Board to fix their remuneration

PROPOSAL #3.: Re-appoint the Officiating Directors                         ISSUER          YES        ABSTAIN           AGAINST
Ms. Ophra Strauss, Mr. Ran Medin and Dr. Arieh Ovadia
 and approve their remuneration and terms of office
including continuation of the Directors' indemnity
undertaking will remain in force

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STX CORPORATION CO LTD, CHINHAE
  TICKER:                N/A             CUSIP:     Y81776133
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR
expected Dividend: ordinary shares: KRW 300,
preferred shares: KRW 360

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of the Incorporation

PROPOSAL #3.: Elect 2 Directors and 3 Outside                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #4.: Elect 1 Non Outside Director and 4                           ISSUER          YES          FOR               FOR
Outside Directors as a Audit Committee Members

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

PROPOSAL #6.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STX PAN OCEAN CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y81718101
  MEETING DATE:          10/31/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend the Articles of Incorporation as                       ISSUER          YES          FOR               FOR
specified

PROPOSAL #2.: Approve the reverse stock split                              ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STX PAN OCEAN CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y81718101
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the delegation on issuance                           ISSUER          YES          FOR               FOR
authority of stocks and any stock related Securities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                STX SHIPBUILDING CO LTD
  TICKER:                N/A             CUSIP:     Y8177L106
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect 3 Directors and 2 Outside                              ISSUER          YES          FOR               FOR
Directors
PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES          FOR               FOR
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUEDZUCKER AG, MANNHEIM
  TICKER:                N/A             CUSIP:     D82781101
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2007/2008 FY
with the report of the Supervisory Board, the Group
financial statements and annual report

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 75,747,118.06 as follows:
 payment of a dividend of EUR 0.40 per share EUR
5,674.86 shall be carried forward ex-dividend and
payable date: 30 JUL 2008

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2008/2009 FY: PricewaterhouseCoopers Ag, Frankfurt

PROPOSAL #6.: Authorization to issue profit sharing                        ISSUER          NO           N/A               N/A
certificates or bonds, the creation of contingent
capital II, and the corresponding amendments to the
Article of Association the Board of Managing
Directors shall be authorized, with the consent of
the Supervisory Board, to issue profit sharing
certificates or bonds of up to EUR 400,000,000,
conferring a conversion or option right for new
shares of the Company, on or before 28 JUL 2013,
shareholders shall be granted subscription rights,
except for residual amounts, and insofar as the
profit sharing certificates or bonds are issued at a
price not materially below their theoretical market
value, as well as for the granting of subscription
rights to holders of previously granted option or
conversion rights. the share capital shall be
increased by up to EUR 15,000,000 through the issue
of up to 15,000,000 new bearer shares, insofar as
conversion or option rights are exercised

PROPOSAL #7.: Authorization to acquire own shares the                      ISSUER          NO           N/A               N/A
 Company shall be authorized to acquire own shares of
 up to 10% of its share capital, at prices not
deviating more than 10% from the market price, on or
before 23 JAN 2010, the Board of Managing Directors
shall be authorized to dispose of the shares in a
manner other than the stock exchange or a rights
offering if the shares a resold at a price not
materially below their market price, to use the
shares for acquisition purposes or for the fulfilment
 conversion or option rights, and to retire the shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUEZ ENVIRONNEMENT COMPANY, PARIS
  TICKER:                N/A             CUSIP:     F4984P118
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the FYE on 31 DEC 2008

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the FYE on 31 DEC 2008

PROPOSAL #O.4: Approve an agreement concluded with                         ISSUER          YES          FOR               FOR
GDF-Suez and presented in the special report of the
Statutory Auditors

PROPOSAL #O.5: Approve the addendum of the                                 ISSUER          YES          FOR               FOR
shareholders' agreement on 05 JUN 2008 presented in
the special report of the Statutory Auditors,
referred to in Article L.225-38 of the Commercial Code

PROPOSAL #O.6: Approve the retirement liabilities,                         ISSUER          YES          FOR               FOR
social security and coverage for the benefit of a
Corporate Manager and presented in the special report
 of the Statutory Auditors, referred to in Articles
L.225-38 of the Commercial Code

PROPOSAL #O.7: Approve the agreement made for the                          ISSUER          YES        AGAINST           AGAINST
benefit of a Corporate Manager, referred to in
Article L.225-38 and L.225-42-1 of the Commercial Code

PROPOSAL #O.8: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
operate on the Company's shares

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
reduce the share capital through cancellation of

PROPOSAL #E.10: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to grant options to subscribe or purchase shares

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
allocate free shares

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
carry out the capital increase by issuing shares
reserved for employees of a Company Saving Plan, with
 cancellation of preferential subscription rights in
favor of them

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
carry out the share capital increase, the
cancellation of preferential subscription rights, for
 all entities with the sole object of subscribe, hold
 and dispose the Company's shares or other financial
instruments for the implementation of 1 of multiple
forms of Employees Share Ownership plan of
International Suez Environment Company and its

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
use the Company's shares, permissions and financial
delegations approved by the General Assembly on 15
JUL 2008 and 26 MAY 2009, during a public offer

PROPOSAL #E.15: Authorize the Board of Directors                           ISSUER          YES          FOR               FOR
under the 6th resolution of the Extraordinary and
Ordinary General Assembly of 15 JUL 2008, to reflect
the order of 22 JAN 2009

PROPOSAL #E.16: Grant full powers to the bearer of an                      ISSUER          YES          FOR               FOR
 original or extract of this report in order to
accomplish all legal formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUEZ, PARIS
  TICKER:                N/A             CUSIP:     F90131115
  MEETING DATE:          7/16/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve the Merger by absorption of                         ISSUER          YES          FOR               FOR
rivolam

PROPOSAL #E.2: Approve the spin-off of Suez                                ISSUER          YES          FOR               FOR
environment
PROPOSAL #O.3: Approve the distribution of 65% of                          ISSUER          YES          FOR               FOR
Suez environment to Suez's shareholders

PROPOSAL #O.4: Approve the Special Auditors' report                        ISSUER          YES          FOR               FOR
regarding related-party transactions

PROPOSAL #E.5: Approve the Merger by absorption of                         ISSUER          YES          FOR               FOR
Suez by GDF

PROPOSAL #O.6: Grant authority for the filing of the                       ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMCO CORPORATION
  TICKER:                N/A             CUSIP:     J76896109
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.5: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES          FOR               FOR
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMISHO COMPUTER SYSTEMS CORPORATION
  TICKER:                N/A             CUSIP:     J77014108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Authorize Use of Stock Options for                            ISSUER          YES          FOR               FOR
Directors and Executives

PROPOSAL #5: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors and Executives

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO BAKELITE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J77024115
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO CHEMICAL COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J77153120
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO CORPORATION (SUMITOMO SHOJI KAISHA,LTD.)
  TICKER:                N/A             CUSIP:     J77282119
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Issuance of New Share                                ISSUER          YES          FOR               FOR
Acquisition Rights in the Form of Stock Options to
the Company's Directors

PROPOSAL #7.: Approve Issuance of New Share                                ISSUER          YES          FOR               FOR
Acquisition Rights in the Form of Stock Options
Scheme for a Stock-Linked Compensation Plan to the
Company's Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO ELECTRIC INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J77411114
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO FORESTRY CO.,LTD.
  TICKER:                N/A             CUSIP:     J77454122
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #3: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Change
Business Lines

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO HEAVY INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J77497113
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to (1): Approve Minor                         ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.: Amend Articles to (2): Increase                              ISSUER          YES          FOR               FOR
Authorized Capital to 1,800,000,000 shs.

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO METAL INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J77669133
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the Continuation of the Policy                       ISSUER          YES        AGAINST           AGAINST
toward Large-scale Purchases of the Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO METAL MINING CO.,LTD.
  TICKER:                N/A             CUSIP:     J77712123
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO MITSUI FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J7771X109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to:  Allow Use of                             ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO OSAKA CEMENT CO.,LTD.
  TICKER:                N/A             CUSIP:     J77734101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO REAL ESTATE SALES CO.,LTD.
  TICKER:                N/A             CUSIP:     J7786K100
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO REALTY & DEVELOPMENT CO.,LTD.
  TICKER:                N/A             CUSIP:     J77841112
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUMITOMO RUBBER INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J77884112
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUN HUNG KAI PROPERTIES LTD
  TICKER:                N/A             CUSIP:     Y82594121
  MEETING DATE:          12/4/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 30 JUN 2008

PROPOSAL #2.: Declare the final dividend                                   ISSUER          YES          FOR               FOR

PROPOSAL #3.I.A: Re-elect Madam Kwong Siu-Hing as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.I.B: Re-elect Dr. Cheung Kin-Tung, Marvin                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #3.I.C: Re-elect Dr. Lee Shau-Kee as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.I.D: Re-elect Mr. Kwok Ping-Sheung,                            ISSUER          YES          FOR               FOR
Walter as a Director

PROPOSAL #3.I.E: Re-elect Mr. Kwok Ping-Luen, Raymond                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #3.I.F: Re-elect Mr. Chan Kai-Ming as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.I.G: Re-elect Mr. Wong Yick-Kam, Michael                       ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #3.I.H: Re-elect Mr. Wong Chik-Wing, Mike as                      ISSUER          YES          FOR               FOR
 a Director

PROPOSAL #3.II: Approve to fix the Directors' fees                         ISSUER          YES          FOR               FOR
[the proposed fees to be paid to each Director, each
Vice Chairman and the Chairman for the FY ending 30
JUN 2009 are HKD100,000, HKD110,000 and HKD120,000
respectively]

PROPOSAL #4.: Re-appoint the Auditors and authorize                        ISSUER          YES          FOR               FOR
the Board of Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
[the Directors] during the relevant period to
repurchase shares of the Company and the aggregate
nominal amount of the shares which may be repurchased
 on The Stock Exchange of Hong Kong Limited or any
other stock exchange recognized for this purpose by
the Securities and Futures Commission of Hong Kong
and The Stock Exchange of Hong Kong Limited under the
 Hong Kong Code on Share Repurchases pursuant to the
approval in this resolution shall not exceed 10% of
the aggregate nominal amount of the share capital of
the Company in issue at the date of passing this
resolution; [Authority expires at the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by its Articles of
Association or by the laws of Hong Kong to be held]

PROPOSAL #6.: Authorize the Directors, subject to                          ISSUER          YES        AGAINST           AGAINST
this resolution, to allot, issue and deal with
additional shares in the capital of the Company and
to make or grant offers, agreements, options and
warrants which might require during and after the end
 of the relevant period and the aggregate nominal
amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors pursuant to the approval in this
resolution, otherwise than pursuant to, i) a rights
issue, ii) any option scheme or similar arrangement
for the time being adopted for the grant or issue to
Officers and/or Employees of the Company and/or any
of its subsidiaries of shares or rights to acquire
shares of the Company, iii) any scrip dividend or
similar arrangement providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares of the Company in accordance with the Articles
 of Association of the Company, shall not exceed the
aggregate of: 10% ten per cent of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this resolution plus;
[if the Directors are so authorized by a separate
ordinary resolution of the shareholders of the
Company] the nominal amount of share capital of the
Company repurchased by the Company subsequent to the
passing of this resolution [up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing this resolution], and the said approval
shall be limited accordingly; [Authority expires at
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by its
Articles of Association or by the laws of Hong Kong

PROPOSAL #7.: Authorize the Directors to exercise the                      ISSUER          YES        AGAINST           AGAINST
 powers of the Company referred to Resolution 6
convening this meeting in respect of the share
capital of the Company referred to in such resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUN INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     S8250P120
  MEETING DATE:          11/25/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the annual financial                       ISSUER          YES          FOR               FOR
statements for the YE 30 JUN 2008

PROPOSAL #2.1: Re-elect Mr. R. P. Becker as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with Company's
Articles of Association

PROPOSAL #2.2: Re-elect Mr. P. L. Campher as a                             ISSUER          YES          FOR               FOR
Director, who retires in accordance with Company's
Articles of Association

PROPOSAL #2.3: Re-elect Mr. M. P. Egan as a Director,                      ISSUER          YES          FOR               FOR
 who retires in accordance with Company's Articles of
 Association

PROPOSAL #2.4: Re-elect Mr. I. N. Matthews as a                            ISSUER          YES          FOR               FOR
Director, who retires in accordance with Company's
Articles of Association

PROPOSAL #3.: Approve the fees payable to the Non-                         ISSUER          YES          FOR               FOR
Executive Directors for their services as Directors
or as Members of the Committees in respect of the FYE
 30 JUN 2009

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers Inc                        ISSUER          YES          FOR               FOR
as the Independent registered Auditor of the Company
until the conclusion of the next AGM in accordance
with the Audit Committee's nomination, it being noted
 that Mr. DB von Hoesslin is the individual
registered Auditor and Member of the aforegoing firm
who undertakes the audit

PROPOSAL #5.: Approve and adopt the Sun International                      ISSUER          YES        AGAINST           AGAINST
 Limited Restricted Share Plan 2008, in accordance
with the salient features appearing on the annexure
to this notice of AGM, the details of which are
incorporated in separate plan rules which have been
initialed by the Chairman of the AGM for the purpose
of identification and have been approved by the JSE
Limited

PROPOSAL #6.: Amend the Sun International Limited                          ISSUER          YES        AGAINST           AGAINST
Conditional Share Plan 2005 in accordance with the
first addendum to the Sun International Limited
Conditional Share Plan 2005 the contents of which
appear in the annexure to this notice of AGM and
which has been approved by the JSE Limited; the Sun
International Limited Deferred Bonus Plan 2005 in
accordance with the first addendum to the Sun
International Limited Deferred Bonus Plan 2005 the
contents of which appear in the annexure to this
notice of AGM and which has been approved by the JSE
Limited; the Sun International Limited Equity Growth
Plan 2005 in accordance with the first addendum to
the Sun International Limited Equity Growth Plan
2005, the contents of which appear in the annexure to
 this notice of AGM and which has been approved by
the JSE Limited

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to do all such things as may be necessary for and
incidental to the implementation of ordinary
Resolutions Numbers 5 and 6 including, but not
limited to, the signature of the new plan rules and
the Addenda to the various share plans as well as all
 related or ancillary documents

PROPOSAL #8.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
ordinary Resolution Number 5, the ordinary resolution
 passed on 29 NOV 2005, to place 10,780,000 ordinary
share with a par value of 8 cents each in the
authorized but unissued share capital of the Company
under the control of the Directors as a specific
authority in terms of Section 221(2) of the Companies
 Act 1973 [the Act] with the power to allot and issue
 these shares in accordance with and for the purposes
 of the Sun International Limited Equity Growth Plan
2005, the Sun International Limited Conditional Share
 Plan 2005 and the Sun International Limited Deferred
 Bonus Plan 2005 and amend to extend the specific
authority in terms of Section 221(2) of the Act
granted to the Directors in that ordinary resolution
to include the power to allot and issue 10,780,000
ordinary shares not merely in accordance with and for
 the purposes of the Sun International Limited Equity
 Growth Plan 2005, the Sun International Limited
Conditional Share Plan 2005 and the Sun International
 Limited Deferred Bonus Plan 2005, but also in
accordance with and for purposes of the new Sun
International Limited Restricted Share Plan 2008,
subject to the provisions of the Act and the JSE
Limited Listings Requirements

PROPOSAL #S.9: Authorize the Directors to approve and                      ISSUER          YES          FOR               FOR
 implement the acquisition by the Company [or by a
subsidiary of the Company up to a maximum of 10% of
the number of issued ordinary shares of the Company],
 in terms of the Companies Act 1973, and the rules
and requirements of the JSE Limited [JSE] which
provide, inter alia, that the Company may only make a
 general repurchase of its ordinary shares subject to
 the repurchase being implemented through the order
book operated by the JSE trading system, without
prior under standing or arrangement between the
Company and the counterparty; the Company being
authorized thereto by its Articles of Association;
repurchases not being made at a price greater than
10% above the weighted average of the market value of
 the ordinary shares for the 5 business days
immediately preceding the date on which the
transaction was effected; an announcement being
published as soon as the company has repurchased
ordinary shares constituting, on a cumulative basis,
3% of the initial number of ordinary shares, and for
each 3% in aggregate of the initial number of
ordinary shares repurchased thereafter, containing
full details of such repurchases; repurchases not
exceeding 20% in aggregate of the Company's issued
ordinary share capital in any 1 FY the Company's
sponsor confirming the adequacy of the Company's
working capital for purposes of undertaking the
repurchase of ordinary shares in writing to the JSE
upon entering the market to proceed with the
repurchase; the Company remaining in compliance with
Paragraphs 3.37 to 3.41 of the JSE Listings
Requirements concerning shareholder spread after such
 repurchase; the Company and/or its subsidiaries not
repurchasing securities during a prohibited period as
 defined in paragraph 3.67 of the JSE Listings
Requirements, unless it has in place a repurchase
program where the dates and quantities of securities
to be traded during the relevant period are fixed and
 full details of the program have been disclosed in
an announcement published on SENS prior to the
commencement of the prohibited period; and the
Company only appointing 1 agent to effect any
repurchases on its behalf [Authority expires the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUN LIFE FINL INC MED TERM NTS CDS-
  TICKER:                N/A             CUSIP:     866796105
  MEETING DATE:          5/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. James C. Baillie as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.2: Elect Mr. George W. Carmany, III as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.3: Elect Mr. John H. Clappison as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.4: Elect Mr. David A. Ganong, CM as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.5: Elect Mr. Germaine Gibara as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. Krystyna T. Hoeg as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.7: Elect Mr. David W. Kerr as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. Idalene F. Kesner as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.9: Elect Mr. Mitchell M. Merin as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.10: Elect Mr. Bertin F. Nadeau as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. Ronald W. Osborne as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.12: Elect Honorable Hugh D. Segal, CM as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #1.13: Elect Mr. Donald A. Stewart as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.14: Elect Mr. James H. Sutcliffe as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUN PHARMACEUTICAL INDUSTRIES LTD
  TICKER:                N/A             CUSIP:     Y8523Y141
  MEETING DATE:          9/6/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet as                       ISSUER          YES          FOR               FOR
at 31 MAR 2008, the profit & loss account for the YE
on that date and the reports of the Board of
Directors and the Auditors thereon

PROPOSAL #2.: Approve the payment of interim dividend                      ISSUER          YES          FOR               FOR
 on preference shares as final dividend and declare
dividend on equity shares

PROPOSAL #3.: Re-appoint Shri. S. Mohanchand Dadha as                      ISSUER          YES          FOR               FOR
 a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Shri. Sailesh T. Desai as a                       ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Messrs. Deloitte Haskins &                        ISSUER          YES          FOR               FOR
Sells, Chartered Accountants, Mumbai as the Auditors
of the Company and authorize the Board of Directors
to fix their remuneration

PROPOSAL #6.: Approve to reclassify the authorized                         ISSUER          YES          FOR               FOR
share capital of the Company from INR 1500,000,000
consisting of equity share capital of INR
1475,000,000 divided into 295,000,000 equity shares
of INR 5 each and preference share capital of INR
25,000,000 divided into 25,000,000 preference shares
of INR 1 each to INR 1500,000,000 divided into
300,000,000 equity shares of INR 5 each and
consequently amend Clause V of the Memorandum of
Association of the Company relating to share capital

PROPOSAL #S.7: Amend, in pursuance to the provisions                       ISSUER          YES          FOR               FOR
of Section 31 and all other applicable provisions, if
 any, of the Companies Act, 1956, the Clause 4 of the
 Articles of Association of the Company as specified

PROPOSAL #S.8: Re-appoint, in accordance with the                          ISSUER          YES          FOR               FOR
provisions of Sections 198, 269, 309, 310, 311, 314
and other applicable provisions, if any, of the
Companies Act, 1956 read with Schedule XIII to the
Companies Act, 1956 and subject to such Sanction[s]
as may be necessary in law, Shri Sudhir V. Valia, as
the Whole-Time Director of the Company for a further
period of 5 years effective from 01 APR 2009 to 31
MAR 2014, on the terms and conditions [including the
remuneration to be paid to him in the event of loss
or inadequacy of profits in any FY during the
aforesaid period] as specified is hereby specifically
 sanctioned which shall be deemed to form part
hereof, with liberty to the Board of Directors to
alter, vary and modify the terms and conditions of
the said appointment and/or agreement, in such manner
 as may be agreed to between the Board of Directors
and Shri Sudhir V. Valia within and in accordance
with the limits prescribed in Schedule XIII of the
Companies Act, 1956 or any amendment thereto and if
necessary, as may be agreed to between the Central
Government and the Board of Directors and acceptable
to Shri Sudhir V. Valia; authorize the Board of
Directors, in the event of any statutory amendments,
modifications or relaxation by the Central Government
 to Schedule XIII to the Companies Act, 1956, to vary
 or increase the remuneration [including the minimum
remuneration], that is, the salary, commission,
perquisites, allowances, etc within such prescribed
limit or ceiling and the aforesaid draft agreement
between the Company and Shri Sudhir V. Valia be
suitably amended to give effect to such modification,
 relaxation or variation, subject to such approvals
as may be required by law; and authorize the Board of
 Directors of the Company to take such steps
expedient or desirable to give effect to this

PROPOSAL #S.9: Re-appoint, in accordance with the                          ISSUER          YES          FOR               FOR
provisions of Sections 198, 269, 309, 310, 311 and
other applicable provisions, if any, of the Companies
 Act, 1956 read with Schedule XIII to the Companies
Act, 1956 and subject to such Sanction[s] as may be
necessary in law, Shri Sailesh T. Desai, as the
Whole-Time Director of the Company for a further
period of 5 years effective from 01 APR 2009 to 31
MAR 2014, on the terms and conditions [including the
remuneration to be paid to him in the event of loss
or inadequacy of profits in any FY during the
aforesaid period] as specified is hereby specifically
 sanctioned with liberty to the Board of Directors to
 alter, vary and modify the terms and conditions of
the said appointment and/or agreement, in such manner
 as may be agreed to between the Board of Directors
and Shri Sailesh T. Desai within and in accordance
with the limits prescribed in Schedule XIII of the
Companies Act, 1956 or any amendment thereto and if
necessary, as may be agreed to between the Central
Government and the Board of Directors and acceptable
to Shri Sailesh T. Desai; authorize the Board of
Directors, in the event of any statutory amendments,
modifications or relaxation by the Central Government
 to Schedule XIII to the Companies Act, 1956, to vary
 or increase the remuneration [including the minimum
remuneration], that is, the salary, commission,
perquisites, allowances, etc within such prescribed
limit or ceiling and the aforesaid draft agreement
between the Company and Shri Sailesh T. Desai be
suitably amended to give effect to such modification,
 relaxation or variation, subject to such approvals
as may be required by law; and authorize the Board of
 Directors of the Company to take such steps
expedient or desirable to give effect to this

PROPOSAL #S.10: Authorize, pursuant to Section 314                         ISSUER          YES          FOR               FOR
and other applicable provisions, if any, of the
Companies Act, 1956 including statutory modification
or re-enactment thereof for the time being in force
and as may be enacted from time to time and subject
to such approvals, permissions and sanctions, if
required and as may be necessary, the consent of the
Company, Shri Aalok D. Shanghvi, who is a relative of
 a Director to hold an office or place of profit
under the Company as a Product Executive or with such
 designation as the Board of Directors of the Company
 may, from time to time, decide upon a monthly basic
salary and other allowances, benefits, amenities and
facilities with effect from 01 FEB 2008 upto the
monthly remuneration of INR 50,000 or such other
permissible total monthly remuneration that may be
prescribed in this behalf from time to time under
Section 314 of the Companies Act, 1956 and authorize,
 pursuant to Section 314 and other applicable
provisions, if any, of the Companies Act, 1956
including statutory modification or re-enactment
thereof for the time being in force and as may be
enacted from time to time, the Directors' Relatives
[Office or Place of Profit] Rules, 2003 and as
recommended/approved by the Selection Committee at
its Meeting held on 30 MAY 2008 and subject to such
approvals including the approval of the Central
Government, as may be required, the consent of the
Company, Shri. Aalok D. Shanghvi, who is a relative
of a Director to hold an office or place of profit
under the Company as a Product Executive or with such
 designation as the Board of Directors of the Company
 may, from time to time, decide, for his appointment
and revision of his remuneration for a period of five
 years from 01 APR 2009, upto a maximum remuneration
[excluding reimbursement of expenses, if any] of INR
20,00,000 per annum as specified which shall be
deemed to form part hereof with liberty and authorize
 the Board of Directors to alter and vary the terms
and conditions of the said appointment and
remuneration from time to time and to promote him to
higher cadres and/or to sanction him increments
and/or accelerated increments within the said cadre
or higher cadre as and when the Board of Directors
deem fit, subject, however, to the rules and
regulations of the Company, in force, from time to
time, including with the approval of the Central
Government, as may be required, pursuant to the
provisions of Section 314(1B) and other applicable -
provisions of the Companies Act, 1956 and to take,
perform and execute such further steps, acts, deeds
and matters, as may be necessary, proper or expedient
 to give effect to this resolution and to agree to
such modification and/or variation as may be

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUNCOR ENERGY INC
  TICKER:                N/A             CUSIP:     867229106
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Plan of Arrangement [the                        ISSUER          YES          FOR               FOR
'Arrangement'] under Section 192 of the Canada
Business Corporation Act ['CBCA'] providing for the
amalgamation of Suncor Energy Incorporation and
Petro-Canada, as specified

PROPOSAL #2.: Adopt a Stock Option Plan by the                             ISSUER          YES          FOR               FOR
Corporation formed by the amalgamation of Suncor
Energy Incorporation and Petro-Canada pursuant to the
 arrangement, conditional upon the arrangement
becoming effective

PROPOSAL #3.1: Elect Mr. Mel E. Benson as a Director                       ISSUER          YES          FOR               FOR
of Suncor to hold office until the earlier of the
completion of the arrangement and the close of the
next AGM

PROPOSAL #3.2: Elect Mr. Brian A. Canfield as a                            ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.3: Elect Mr. Bryan P. Davies as a                              ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.4: Elect Mr. Brian A. Felesky as a                             ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.5: Elect Mr. John T. Ferguson as a                             ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.6: Elect Mr. W. Douglas Ford as a                              ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.7: Elect Mr. Richard L. George as a                            ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.8: Elect Mr. John R. Huff as a Director                        ISSUER          YES          FOR               FOR
of Suncor to hold office until the earlier of the
completion of the arrangement and the close of the
next AGM

PROPOSAL #3.9: Elect Mr. M. Ann McCaig as a Director                       ISSUER          YES          FOR               FOR
of Suncor to hold office until the earlier of the
completion of the arrangement and the close of the
next AGM

PROPOSAL #3.10: Elect Mr. Michael W. O'Brien as a                          ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #3.11: Elect Mr. Eira M. Thomas as a                              ISSUER          YES          FOR               FOR
Director of Suncor to hold office until the earlier
of the completion of the arrangement and the close of
 the next AGM

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditor of Suncor Energy Incorporation until
the earlier of the completion of the arrangement and
the close of the next AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUNCORP METWAY LTD, SPRING HILL QLD
  TICKER:                N/A             CUSIP:     Q8802S103
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report and the reports of the Directors and the
Auditor for the YE 30 JUN 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 JUN 2008

PROPOSAL #3.a: Re-elect Mr. W.J. Bartlett as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Clause 14(3) of the Company's Constitution

PROPOSAL #3.b: Re-elect Mr. C. Skilton as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in accordance with the
Clause 14(3) of the Company's Constitution

PROPOSAL #3.c: Re-elect Dr. Z.E. Switkowski as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Clause 14(3) of the Company's Constitution

PROPOSAL #S.4: Adopt, the constitution tabled at the                       ISSUER          YES          FOR               FOR
meeting in substitution for and to the exclusion of
the Company's current Constitution effective from the
 close of the meeting

PROPOSAL #5.a: Approve to issue of 15,924,605 shares                       ISSUER          YES          FOR               FOR
to the parties, for the purposes and on the terms as
specified

PROPOSAL #5.b: Approve to issue of 7,350,000                               ISSUER          YES          FOR               FOR
Convertible Preference Shares [CPS] to the parties,
for the purposes and on the terms as specified

PROPOSAL #5.c: Approve to issue of 13,539,048 shares                       ISSUER          YES          FOR               FOR
to the parties, for the purposes and on the terms as
specified

PROPOSAL #5.d: Approve to issue of 23,117,956 shares                       ISSUER          YES          FOR               FOR
to the parties, for the purposes and on the terms as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUNPLUS TECHNOLOGY CO LTD
  TICKER:                N/A             CUSIP:     Y83011109
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
trading derivatives

PROPOSAL #B6.1A: Elect Mr. Chou-Chye Huang, ID No:                         ISSUER          YES          FOR               FOR
H101760727 as a Director

PROPOSAL #B6.1B: Elect Mr. Bing-Huang Shih, ID No:                         ISSUER          YES          FOR               FOR
F120668291 as a Director

PROPOSAL #B6.1C: Elect Global View Company Limited,                        ISSUER          YES          FOR               FOR
ID No: 22050221 as a Director

PROPOSAL #B6.1D: Elect Higher Way Electronic Company                       ISSUER          YES          FOR               FOR
Ltd., ID No: 86105539 as a Director

PROPOSAL #B6.1E: Elect Mr. Po-Young Chu, ID No: 89561                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #B6.1F: Elect Mr. Che-Ho Wei, ID No:                              ISSUER          YES          FOR               FOR
L101566347 as a Director

PROPOSAL #B6.1G: Elect Mr. Hsien-Hua Huang, ID No:                         ISSUER          YES          FOR               FOR
S101777051 as a Director

PROPOSAL #B6.2A: Elect Mr. De-Zhong Liu, ID No:                            ISSUER          YES          FOR               FOR
K120058459 as a Supervisor

PROPOSAL #B6.2B: Elect Mr. Wei-Min Lin, ID No:                             ISSUER          YES          FOR               FOR
M120473108 as a Supervisor

PROPOSAL #B6.2C: Elect Mr. Pei-Yu Lee, ID No:                              ISSUER          YES          FOR               FOR
A222953727 as a Supervisor

PROPOSAL #B.7: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.8: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SURGUTNEFTEGAZ JSC
  TICKER:                N/A             CUSIP:     868861204
  MEETING DATE:          6/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the OJSC Surgutneftegas annual                       ISSUER          YES          FOR               FOR
report for 2008

PROPOSAL #2.: Approve the OJSC Surgutneftegas annual                       ISSUER          YES          FOR               FOR
accounting statements, including profit and loss
statements for 2008

PROPOSAL #3.: Approve the distribution of profit                           ISSUER          YES          FOR               FOR
[loss] of the OJSC Surgutneftegas for 2008, declare a
 dividend payment for 2008: for a preferred share of
OJSC Surgutneftegas 1.326 rubles, for an ordinary
share of OJSC Surgutneftegas 0.6 rubles; dividend
payment shall be carried out in accordance with the
procedure recommended by the Board of Directors, the
date when dividend payment is commenced is 01 JUL
2009, the date when dividend payment is terminated is
 26 AUG 2009

PROPOSAL #4.1: Elect Ananiev Sergei Alekseevich as a                       ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.2: Elect Bogdanov Vladimir Leonidovich as                      ISSUER          YES          FOR               FOR
 a Board of Director

PROPOSAL #4.3: Elect Bulanov Alexander Nikolaevich as                      ISSUER          YES          FOR               FOR
 a Board of Director

PROPOSAL #4.4: Elect Gorbunov Igor Nikolaevich as a                        ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.5: Elect Druchinin Vladislav Egorovich as                      ISSUER          YES          FOR               FOR
 a Board of Director

PROPOSAL #4.6: Elect Egorov Oleg Yurievich as a Board                      ISSUER          YES          FOR               FOR
 of Director

PROPOSAL #4.7: Elect Erokhin Vladimir Petrovich as a                       ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.8: Elect Matveev Nikolai Ivanovich as a                        ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #4.9: Elect Medvedev Nikolai Yakovlevich as                       ISSUER          YES          FOR               FOR
a Board of Director

PROPOSAL #4.10: Elect Rezyapov Alexander Filippovich                       ISSUER          YES          FOR               FOR
as a Board of Director

PROPOSAL #5.1: Elect Komarova Valentina Panteleevna                        ISSUER          YES          FOR               FOR
as a Member of the Auditing Committee of OJSC
Surgutneftegas

PROPOSAL #5.2: Elect Oleynik Tamara Fedorovna as a                         ISSUER          YES          FOR               FOR
Member of the Auditing Committee of OJSC

PROPOSAL #5.3: Elect Pozdnyakova Vera Aleksandrovna                        ISSUER          YES          FOR               FOR
as a Member of the Auditing Committee of OJSC
Surgutneftegas

PROPOSAL #6.: Approve the Limited Liability Company                        ISSUER          YES          FOR               FOR
Rosekspertiza as the Auditor of the OJSC

PROPOSAL #7.: Approve the transactions which may be                        ISSUER          YES        AGAINST           AGAINST
conducted in the future between the OJSC
Surgutneftegas and its affiliated parties in the
course of general business activity of OJSC
Surgutneftegas, provided that the above-mentioned
transactions comply with the following requirements:
the transaction is aimed at performing the types of
activities stipulated by the Charter of OJSC
Surgutneftegas and the amount of transaction is
within the amount of the transaction the individual
executive body of OJSC Surgutneftegas is entitled to
perform in compliance with the Federal Law On Joint
Stock Companies, this resolution remains valid till
the OJSC Surgutneftegas AGM meeting for 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SURUGA BANK LTD.
  TICKER:                N/A             CUSIP:     J78400108
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUZANO PAPEL E CELULOSE S A
  TICKER:                N/A             CUSIP:     P06768165
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors' report,                      ISSUER          NO           N/A               N/A
 the Company's consolidated financial statements and
of the Finance Committee opinion report for the FYE
31 DEC 2008

PROPOSAL #2.: Destination of the YE results of 2008                        ISSUER          NO           N/A               N/A

PROPOSAL #3.: Elect the Members of the Finance                             ISSUER          YES          FOR               FOR
Committee and approve to set their remuneration

PROPOSAL #4.: To set the Directors and Board of                            ISSUER          NO           N/A               N/A
Directors remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUZLON ENERGY LTD
  TICKER:                N/A             CUSIP:     Y8315Y119
  MEETING DATE:          7/30/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008, the profit & loss account
for the YE on that date together with the Directors'
report and the Auditors' report thereon

PROPOSAL #2.: Declare a final dividend on equity                           ISSUER          YES          FOR               FOR
shares for the year 2007-08

PROPOSAL #3.: Re-appoint Mr. Pradip Kumar Khaitan as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Ashish Dhawan as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint M/s. SNK & Co., Chartered                            ISSUER          YES          FOR               FOR
Accountants, Pune and M/s. S.R. Batliboi & Co.,
Chartered Accountants, Pune as the Auditors and
approve to fix their remuneration

PROPOSAL #S.6: Authorize the Board, pursuant to the                        ISSUER          YES        AGAINST           AGAINST
provisions of Section 81(1A) and other applicable
provisions, if any, of the Companies Act, 1956
[including any amendments thereto or re-enactment
thereof] and subject to such approvals, permissions,
consents and sanctions as may be necessary from the
Government of India [GoI], the Reserve Bank of India
[RBI], the provisions of the Foreign Exchange
Management Act, 1999 [FEMA], the Foreign Exchange
Management [Transfer or Issue of Security by a Person
 Resident outside India] Regulations, 2000, the Issue
 of Foreign Currency Convertible Bonds and Ordinary
Shares [through Depository Receipt Mechanism] Scheme,
 1993, and subject to the approval, consent,
permission and/or sanction of the Ministry of Finance
 [Department of Economic Affairs] and Ministry of
Industry [Foreign Investment Promotion
Board/Secretariat for Industrial Assistance] and all
other Ministries/Departments of the Government of
India, Securities and Exchange Board of India [SEBI]
and/or any other competent authorities and the
enabling provisions of the Memorandum and the
Articles of Association of the Company, the Listing
Agreements entered into by the Company with the Stock
 Exchanges where the Company's shares are listed and
in accordance with the regulations and guidelines
issued by the GoI, RBI, SEBI and any competent
authorities and clarifications issued thereon from
time-to-time and subject to all other necessary
approvals, permissions, consents and sanctions of
concerned statutory and other authorities and subject
 to such conditions and modifications as may be
prescribed by any of them while granting such
approvals, permissions, consents and sanctions and
which may be agreed to by the Board of Directors of
the Company [hereinafter referred to as the Board,
which term shall include any Committee thereof] to
create, offer, issue and allot in one or more
trenches, whether rupee denominated or denominated in
 foreign currency, in the course of international and
 / or domestic offering(s) in one or more foreign
markets, for a value of up to INR 5,000 crore,
representing such number of Global Depository
Receipts [GDRs], American Depository Receipts [ADRs],
 Foreign Currency Convertible Bonds [FCCBs], and / or
 Equity Shares through Depository Receipt Mechanism
and/or any Other Financial Instruments [OFIs]
convertible into or linked to Equity Shares or with
or without detachable warrants with a right
exercisable by the warrant holders to convert or
subscribe to the Equity Shares or otherwise, in
registered or bearer form [hereinafter collectively
referred to as Securities] or any combination of
Securities to any person including foreign / resident
 investors [whether institutions, incorporated
bodies, mutual funds and/or individuals or
otherwise], Foreign Institutional Investors,
Promoters, Indian and/or Multilateral Financial
Institutions, Mutual Funds, Non-Resident Indians,
Employees of the Company and/or any other categories

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUZUKEN CO.,LTD.
  TICKER:                N/A             CUSIP:     J78454105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Allow Use of                              ISSUER          YES          FOR               FOR
Electronic Systems for Public Notifications, Approve
Minor Revisions Related to Dematerialization of
Shares and the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SUZUKI MOTOR CORPORATION
  TICKER:                N/A             CUSIP:     J78529138
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SVENSKA CELLULOSA AKTIEBOLAGET SCA
  TICKER:                N/A             CUSIP:     W90152120
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting and elect Mr.                         ISSUER          YES          FOR               FOR
Sven Urger, attorney at law, as the Chairman of the
meeting

PROPOSAL #2.: Approve the voting list                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Elect 2 persons to check the minutes                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve to determine whether the                             ISSUER          YES          FOR               FOR
meeting has been duly convened

PROPOSAL #5.: Approve the agenda                                           ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve the annual report and the                            ISSUER          YES          FOR               FOR
Auditor's report and the consolidated financial
statements and the Auditor's report on the
consolidated financial statements

PROPOSAL #7.: Approve the speeches by the Chairman of                      ISSUER          YES          FOR               FOR
 the Board of Directors and the President

PROPOSAL #8.A: Adopt the income statement and balance                      ISSUER          YES          FOR               FOR
 sheet and of the consolidated income statement and
the consolidated balance sheet

PROPOSAL #8.B: Approve the dividend of SEK 3.50 per                        ISSUER          YES          FOR               FOR
share and that the record date for the dividend, 07
APR 2009, payment through Euro clear Sweden AB is
estimated to be made on 14 APR 2009

PROPOSAL #8.C: Grant discharge from personal                               ISSUER          YES          FOR               FOR
liability of the Directors and the President

PROPOSAL #9.: Approve the number of Directors shall                        ISSUER          YES          FOR               FOR
be 8 with no Deputy Directors

PROPOSAL #10.: Approve the total of remuneration to                        ISSUER          YES          FOR               FOR
the Board of Directors shall amount to SEK 4,600,000
[unchanged], provided that the Board's Committees
consist of the same number of members as last year,
each Director elected by the meeting and who is not
employed by the Company is to receive SEK 450,000,
the Chairman of the Board of Directors is to receive
SEK 1,350,000 Members of the remuneration committee
are to receive additional remuneration of SEK 75,000
and Members of the audit committee are to receive
additional remuneration of SEK 100,000, the Chairman
of the audit committee is to receive additional
remuneration of SEK 125,000, remuneration to the
auditor is to be paid according to the approved

PROPOSAL #11.: Re-elect Messrs. Rolf Borjesson, Soren                      ISSUER          YES        AGAINST           AGAINST
 Gyll, Tom Hedelius, Leif Johansson, Sverker Martin-
Lof, Anders Nyren, Barbara Milian Thoralfsson and Jan
 Johansson, whereby Sverker Martin-Lof as Chairman of
 the Board of Directors

PROPOSAL #12.: Approve the resolution on the                               ISSUER          YES          FOR               FOR
nomination committee for the AGM 2010

PROPOSAL #13.: Approve the resolution on guidelines                        ISSUER          YES          FOR               FOR
for remuneration of the Senior Management

PROPOSAL #14.: Close of the meeting                                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SVENSKA HANDELSBANKEN AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W90937181
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Election of Mr. Sven Unger as the                            ISSUER          NO           N/A               N/A
Chairman of the AGM

PROPOSAL #3.: Establishment and approval of the list                       ISSUER          NO           N/A               N/A
of the voters

PROPOSAL #4.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Election of the persons to countersign                       ISSUER          NO           N/A               N/A
the minutes

PROPOSAL #6.: Determining whether the meeting has                          ISSUER          NO           N/A               N/A
been duly called

PROPOSAL #7.: Receive the annual accounts and the                          ISSUER          NO           N/A               N/A
Auditors' report, as well as the consolidated annual
accounts and the Auditor's report for the group, for
2008; in connection with this: a presentation of the
past year's work by the Board and its Committees; a
speech by the Group Chief Executive, and any
questions from shareholders to the Board and Senior
Management of the Bank; presentation of audit work

PROPOSAL #8.: Adopt the income statement and the                           ISSUER          YES          FOR               FOR
balance sheet as well as the consolidated income
statement and consolidated balance sheet

PROPOSAL #9.: Declare a dividend of SEK 7 per share,                       ISSUER          YES          FOR               FOR
and that Tuesday, 05 MAY be the record day for the
receiving of dividends; if the meeting resolves in
accordance with the proposal, Euroclear expects to
distribute the dividend on Friday, 08 May 2009

PROPOSAL #10.: Grant discharge, from liability, to                         ISSUER          YES          FOR               FOR
the Members of the Board and the Group Chief
Executive for the period referred to in the financial

PROPOSAL #11.: Approve that the Bank, in order to                          ISSUER          YES          FOR               FOR
facilitate its securities operations, shall have the
right to acquire its own class A and/or class B
shares for the Bank's trading book during the period
until the AGM in 2010 pursuant to Chapter 7, Section
6 of the Swedish Securities Market Act [2007:258], on
 condition that its own shares in the trading book
shall not at any time exceed 2% of all shares in the
bank

PROPOSAL #12.: Approve that the Board comprise an                          ISSUER          YES          FOR               FOR
unchanged number [12] of Members

PROPOSAL #13.: Approve to determine fees for Board                         ISSUER          YES          FOR               FOR
Members and the Auditors as follows: SEK 2,350,000 to
 the Chairman, SEK 675,000 to each of the 2 Vice
Chairmen, and SEK 450,000 to each of the remaining
Members; for Committee work, the following fees are
proposed: SEK 250,000 to each Member of the Credit
Committee, SEK 100,000 to each Member of the
Remuneration Committee, SEK 175,000 to the Chairman
of the Audit Committee, and SEK 125,000 to the
remaining Members of the Audit Committee, in all
cases, the proposed amounts are unchanged from the
resolutions of the AGM in 2008 and that the
remuneration be paid to the Auditors on approved

PROPOSAL #14.: Re-elect all the Members of the Board                       ISSUER          YES        AGAINST           AGAINST
with the exception of Ms. Pirkko Alitalo and Ms.
Sigrun Hjelmqvist; elect Ms. Lone Fonss Schroder and
Mr. Jan Johansson as the Board Members

PROPOSAL #15.: Approve that the same guidelines for                        ISSUER          YES          FOR               FOR
remuneration for Senior Management that were adopted
by the AGM in 2008 be adopted by the AGM in 2009 for
the period until the end of the AGM in 2010

PROPOSAL #16.: Approve the resolution on a Nomination                      ISSUER          YES          FOR               FOR
 Committee for the AGM in 2010

PROPOSAL #17.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES        AGAINST             FOR
 PROPOSAL: approve to allocate SEK 50m of this year's
 profits to a fund/foundation names Creating a decent
 Sweden'

PROPOSAL #18.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWEDBANK AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W9423X102
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting and address by                        ISSUER          NO           N/A               N/A
the Chair

PROPOSAL #2.: Elect Mr. Axel Calissendorff as the                          ISSUER          YES          FOR               FOR
Chair of the meeting

PROPOSAL #3.: Preparation and Approval of the voting                       ISSUER          YES          FOR               FOR
list

PROPOSAL #4.: Approval of the agenda                                       ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appointment of 2 persons to verify the                       ISSUER          YES          FOR               FOR
minutes

PROPOSAL #6.: Decision whether the the meeting has                         ISSUER          YES          FOR               FOR
been properly convened

PROPOSAL #7.a: Presentation of the annual report of                        ISSUER          NO           N/A               N/A
the Board of Directors and the consolidated accounts
for the FY 2008

PROPOSAL #7.b: Address by the Chief Executive Officer                      ISSUER          NO           N/A               N/A

PROPOSAL #7.c: Presentation of the  Auditor's reports                      ISSUER          NO           N/A               N/A
 for the bank and the group for the FY 2008

PROPOSAL #8.: Approval the profit and loss account                         ISSUER          YES          FOR               FOR
and the balance sheet of the Bank and the
consolidated profit and loss account and consolidated
 balance sheet for the FY 2008

PROPOSAL #9.: Approval of the allocation of the                            ISSUER          YES          FOR               FOR
bank's profit in accordance with the adopted balance
sheet; the Board proposes that no dividend is
declared for the FY 2008 and that the unappropriated
earnings at the disposal of the AGM are carried

PROPOSAL #10.: Decision whether to discharge to the                        ISSUER          YES          FOR               FOR
Directors and the Chief Executive Officer from
liability for their administration

PROPOSAL #11.: Determination of the number of                              ISSUER          YES          FOR               FOR
Directors at 8

PROPOSAL #12.: The nomination committee proposes no                        ISSUER          YES          FOR               FOR
changes to the fees to be paid to the Directors as
follows: SEK 1,350,000 to the Chair, SEK 675,000 to
the Deputy Chair and SEK 400,000 to each of the other
 Directors; each Director being a Member of the
Credit Committee be paid a fee of SEK 250,000, the
Director being the Chair of the Audit Committee be
paid a fee of SEK 175,000 and each of the other
Directors being Members of said Committee be paid a
fee of SEK 125,000, respectively; each Director being
 a Member of the Remuneration Committee be paid a fee
 of SEK 100,000; that the Chair of the Board of
Directors shall receive, in addition to the fees as
set out above, a salary increase of SEK 100,000 as of
 01 JAN 2009 so that the annual pension qualifying
salary after said increase is SEK 3,075,000; and the
Auditor's fees be payable as invoiced

PROPOSAL #13.: The nomination Committee proposes, for                      ISSUER          YES          FOR               FOR
 the period until the conclusion of the next AGM,
that the re-election of the Directors will be made of
 Messrs. Ulrika Francke, Berith Hagglund-Marcus,
Helle Kruse Nielsen and Carl Eric Stalberg and that
new election will be made of  Messrs. Anders Igel,
Pia Rudengren, Anders Sundstrom and Karl-Henrik
Sundstrom; Messrs Gail Buyske, Simon Ellis, Goran
Johnsson and Anders Nyblom have declined re-election;
 the nomination Committee proposes re-election of Mr.
 Carl Eric Stalberg as Chair of the Board of the

PROPOSAL #14.: Decision on the Nomination Committee                        ISSUER          YES          FOR               FOR

PROPOSAL #15.: The Board of Directors proposes that                        ISSUER          YES          FOR               FOR
the AGM resolves that the Bank, during the the period
 until the AGM in 2010, be permitted to acquire its
own shares through its securities operations in
accordance with the Securities Market Act up to a
number that at any given time does not exceed 1% of
the Bank's shares outstanding; the price of shares
acquired in this manner shall correspond to the
current market price at the time

PROPOSAL #16.: Approve to decide on the principles of                      ISSUER          YES          FOR               FOR
 remuneration for the top Executives

PROPOSAL #17.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: Mr.Tommy Jonasson that the
AGM shall decide to allocate SEK 50m of the profit to
 a fund/foundation with the name Create a decent
Sweden with the aim to prevent violent crimes and
save crime victims from financial and social misery

PROPOSAL #18.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS' PROPOSAL: Mr. Christer Dupuis to take
down the signpost Swedbank Arena at the football
arena in Solna, Stockholm

PROPOSAL #19.: Other business                                              ISSUER          NO           N/A               N/A

PROPOSAL #20.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWEDBANK FORENINGSSPARBANKEN  AB MEDIUM TERM NTS B
  TICKER:                N/A             CUSIP:     W9423X102
  MEETING DATE:          11/25/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting and address by                        ISSUER          YES          FOR               FOR
the Chair

PROPOSAL #2.: Elect the meeting Chair                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the voting list                                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the agenda                                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint 2 persons to verify the minutes                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve whether the meeting has been                         ISSUER          YES          FOR               FOR
properly convened

PROPOSAL #7.: Amend Section 3 of the Articles of                           ISSUER          YES          FOR               FOR
Association as specified and by introducing a new
Section 14 therein, a new class of shares is
introduced which has preferential right to dividends
[preference shares], the Articles of Association's
limits regarding the Bank's share capital and number
of shares are amended and that all currently issued
shares shall be ordinary shares as specified

PROPOSAL #8.: Approve to issue new preference shares                       ISSUER          YES          FOR               FOR
with preferential rights for the shareholders, as
specified

PROPOSAL #9.: Authorize the Board of Directors to                          ISSUER          YES          FOR               FOR
resolve on a new issue of preference shares, as
specified

PROPOSAL #10.: Closing of the meeting                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWEDISH MATCH AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W92277115
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Meeting and election of                       ISSUER          NO           N/A               N/A
Mr. Claes Beyer as the Chairman of the Meeting

PROPOSAL #2.: Preparation and approval of the voting                       ISSUER          NO           N/A               N/A
list

PROPOSAL #3.: Election of one or two persons, to                           ISSUER          NO           N/A               N/A
verify the minutes

PROPOSAL #4.: Determination of whether the meeting                         ISSUER          NO           N/A               N/A
has been duly convened

PROPOSAL #5.: Approval of the agenda                                       ISSUER          NO           N/A               N/A

PROPOSAL #6.: Presentation of the annual report and                        ISSUER          NO           N/A               N/A
the Auditors' report, the consolidated financial
statements and the Auditors' report on the
consolidated financial statements for 2008, the
Auditors' statement regarding compliance with the
principles for determination of remuneration to
senior executives as well as the Board of Directors'
motion regarding the allocation of profit and
explanatory statements; in connection therewith, the
President's address and the Board of Directors'
report regarding its work and the work and function
of the Compensation Committee and the Audit Committee

PROPOSAL #7.: Adopt the income statement and balance                       ISSUER          YES          FOR               FOR
sheet and the consolidated income statement and
consolidated balance sheet

PROPOSAL #8.: Approve that a dividend be paid to the                       ISSUER          YES          FOR               FOR
shareholders in the amount of SEK 4.10 per share and
the remaining profits be carried forward, minus the
funds that may be utilized for a bonus issue,
provided that the 2009 AGM passes a resolution in
accordance with a reduction of the share capital
pursuant to Resolution 10.A, as well as a resolution
concerning a bonus issue pursuant to Resolution 10.B;
 the record date for entitlement to receive a cash
dividend is 04 MAY 2009; the dividend is expected to
be paid through Euroclear Sweden AB [formerly VPC AB]

PROPOSAL #9.: Grant discharge, from liability, to the                      ISSUER          YES          FOR               FOR
 Board Members and the President

PROPOSAL #10.A: Approve to reduce the Company's share                      ISSUER          YES          FOR               FOR
 capital of SEK 6,110,045.76 by means of the
withdrawal of 4,000,000 shares in the Company; the
shares in the Company proposed for withdrawal have
been repurchased by the Company in accordance with
the authorization granted by the general meeting of
the Company and the reduced amount be allocated to a
fund for use in repurchasing the Company's own shares

PROPOSAL #10.B: Approve, upon passing of Resolution                        ISSUER          YES          FOR               FOR
10A, to increase in the Company's share capital of
SEK 6,110,045.76 through a transfer from non-
restricted shareholders' equity to the share capital
[bonus issue]; the share capital shall be increased
without issuing new shares

PROPOSAL #11.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide on the acquisition, on 1 or more occasions
prior to the next AGM, of a maximum of as many shares
 as may be acquired without the Company's holding at
any time exceeding more than 10% of all shares in the
 Company, for a maximum amount of SEK 3,000 million;
the shares shall be acquired on the NASDAQ OMX Nordic
 Exchange in Stockholm Stock Exchange at a price
within the price interval registered at any given
time, i.e. the interval between the highest bid price
 and the lowest offer price

PROPOSAL #12.: Adopt the specified principles for                          ISSUER          YES          FOR               FOR
determination of remuneration and other terms of
employment for the President and other Members of the
 Group Management team

PROPOSAL #13.: Approve a Call Option Program for 2009                      ISSUER          YES          FOR               FOR

PROPOSAL #14.: Approve that the Company issue                              ISSUER          YES          FOR               FOR
1,720,000 call options to execute the option program
for 2008; that the Company, in a deviation from the
preferential rights of shareholders, be permitted to
transfer of 1,720,000 shares in the Company at a
selling price of SEK 141.24 per share in conjunction
with a potential exercise of the call options; the
number of shares and the selling price of the shares
covered by the transfer resolution in accordance with
 this item may be recalculated as a consequence of a
bonus issue of shares, a consolidation or split of
shares, a new share issue, a reduction in the share
capital, or another similar measure

PROPOSAL #15.: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Members of the Board of Directors at 7, without
Deputies

PROPOSAL #16.: Approve that the Board of Directors be                      ISSUER          YES          FOR               FOR
 paid for the period until the close of the next AGM
as follows: the Chairman shall receive SEK 1,575,000
and the Deputy Chairman shall receive SEK 745,000 and
 the other Board Members elected by the meeting shall
 each receive SEK 630,000 and, as compensation for
committee work carried out, be allocated SEK 230,000
to the Chairmen of the Compensation Committee and the
 Audit Committee respectively and SEK 115,000
respectively to the other Members of these Committees
 although totaling no more than SEK 920,000; and that
 Members of the Board employed by the Swedish Match
Group shall not receive any remuneration

PROPOSAL #17.: Re-elect Messrs. Charles A. Blixt,                          ISSUER          YES          FOR               FOR
Andrew Cripps, Karen Guerra, Arne Jurbrant, Conny
Karlsson, Kersti Strandqvist and Meg Tiveus as the
Members of the Board of Directors and Mr. Conny
Karlsson as the Chairman of the Board, and Mr. Andrew
 Cripps as the Deputy Chairman

PROPOSAL #18.: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

PROPOSAL #19.: Approve the procedure for appointing                        ISSUER          YES          FOR               FOR
Members to the Nominating Committee and the matter of
 remuneration for the Nominating Committee, if any

PROPOSAL #20.: Adopt the instructions for Swedish                          ISSUER          YES          FOR               FOR
Match AB's Nominating Committee which, in all
essentials, are identical to those adopted by the
2008 AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWIRE PAC LTD
  TICKER:                N/A             CUSIP:     Y83310105
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Declare a final dividends                                    ISSUER          YES          FOR               FOR

PROPOSAL #2.A: Re-elect Mr. C. D. Pratt as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #2.B: Re-elect Mr. P. N. L. Chen as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.C: Re-elect Mr. D. Ho as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #2.D: Re-elect Mr. J. W. J. Hughes-Hallett                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #2.E: Re-elect Mr. C. K. M. Kwok as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.F: Re-elect Mr. M. M. T. Yang as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.G: Re-elect Mr. P. A. Kilgour as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #2.H: Re-elect Mr. M. B. Swire as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix their
 remuneration

PROPOSAL #4.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 during the relevant period to make on-market share
repurchases [within the meaning of the code on share
repurchases] the aggregate nominal amount of any
class of the Company's shares which may be
repurchased pursuant to the this resolution above
shall not exceed 10 % of the aggregate nominal amount
 of the shares of that class in issue at the date of
passing this Resolution; and [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law to be

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 during the Relevant Period to allot, issue and deal
with additional shares and to make or grant offers,
agreements and options which will or might require
the exercise of such powers during or after the end
of the Relevant Period, the aggregate nominal amount
of shares of any class allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors pursuant to the approval in this
resolution, otherwise than pursuant to (i) a rights
Issue or (ii) any scrip dividend or similar
arrangement providing for the allotment of shares in
lieu of the whole or part of a dividend on shares,
shall not exceed the aggregate of 20 % of the
aggregate nominal amount of the shares of that class
in issue at the date of passing this Resolution
provided that the aggregate nominal amount of the
shares of any class so allotted [or so agreed
conditionally or unconditionally to be allotted]
pursuant to this resolution wholly for cash shall not
 exceed 5 % of the aggregate nominal amount of the
shares of that class in issue at the date of passing
this Resolution; and [Authority expires the earlier
of the conclusion of the next AGM of the Company or
the expiration of the period within which the next

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWISS LIFE HLDG
  TICKER:                N/A             CUSIP:     H7354Q135
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Receive the report of 2008, annual                          ISSUER          YES          FOR               FOR
report, annual accounts and accounts of the Group

PROPOSAL #1.2: Approve the compensation report                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the reduction of share Capital                       ISSUER          YES          FOR               FOR
by shares repurchase program, modification of By-Laws

PROPOSAL #3.1: Approve the appropriation of the                            ISSUER          YES          FOR               FOR
balance profit

PROPOSAL #3.2: Approve the reduction of the share                          ISSUER          YES          FOR               FOR
Capital by repayment on the par value modification of
 By-Laws

PROPOSAL #4.: Grant discharge of the Members of the                        ISSUER          YES          FOR               FOR
Board of Director's

PROPOSAL #5.1: Re-elect Mr. Henrey Peter to the Board                      ISSUER          YES          FOR               FOR
 of Directors

PROPOSAL #5.2: Elect Mr. Frank Schneuwlin to the                           ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #5.3: Elect Mr. Carsten Maschmeyer to the                         ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #6.: Elect PricewaterhouseCoopers AG as the                       ISSUER          YES          FOR               FOR
Auditor's

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SWISSCOM AG, ITTIGEN
  TICKER:                N/A             CUSIP:     H8398N104
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                            ISSUER          YES          FOR               FOR
financial statements of Swisscom Ltd and consolidated
 financial statements for FY 2008, reports of the
Statutory Auditors

PROPOSAL #2.: Approve the appropriation of retained                        ISSUER          YES          FOR               FOR
earnings and declaration of dividend

PROPOSAL #3.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Group Executive Board

PROPOSAL #4.: Approve the reduction of the share                           ISSUER          YES          FOR               FOR
capital

PROPOSAL #5.1: Re-elect Mr. Michel Gobet                                   ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Re-elect Dr. Torsten G. Kreindl                             ISSUER          YES          FOR               FOR

PROPOSAL #5.3: Re-elect Mr. Richard Roy                                    ISSUER          YES          FOR               FOR

PROPOSAL #5.4: Re-elect Mr. Othmar Vock                                    ISSUER          YES          FOR               FOR

PROPOSAL #5.5: Re-elect Mr. Hansueli Loosli                                ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect the Statutory Auditors                              ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SYNGENTA AG
  TICKER:                N/A             CUSIP:     H84140112
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report including                          ISSUER          YES          FOR               FOR
annual financial statements, the compensation report
and the group consolidated financial statements for
the year 2008

PROPOSAL #2.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the Executive Committee

PROPOSAL #3.: Approve to reduce the share capital by                       ISSUER          YES          FOR               FOR
cancellation of repurchased shares

PROPOSAL #4.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
balance sheet profit 2008 and dividend decision

PROPOSAL #5.1: Re-elect Mr. Peggy Bruzelius as a                           ISSUER          YES          FOR               FOR
Director for a term of 3 years

PROPOSAL #5.2: Re-elect Mr. Pierre Landolt as a                            ISSUER          YES          FOR               FOR
Director for a term of 3 years

PROPOSAL #5.3: Re-elect Mr. Juerg Witmer as a                              ISSUER          YES          FOR               FOR
Director for a term of 3 years

PROPOSAL #5.4: Elect Mr. Stefan Borgas as a Director                       ISSUER          YES          FOR               FOR
for a term of 3 years

PROPOSAL #5.5: Elect Mr. David Lawrence as a Director                      ISSUER          YES          FOR               FOR
 for a term of 3 years

PROPOSAL #6.: Elect the Auditors                                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SYNNEX TECHNOLOGY INTERNATIONAL CORP
  TICKER:                N/A             CUSIP:     Y8344J109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
[proposed cash dividend: TWD 1.3 per share]

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings [proposed stock dividend:100
shares for 1,000 shares held]

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement, guarantee, and monetary loans

PROPOSAL #B.5.1: Elect Mr. Matthew Feng Chiang Miau,                       ISSUER          YES          FOR               FOR
Shareholder No. 337, as a Director

PROPOSAL #B.5.2: Elect Mr. Tu Shu Wu, Shareholder No.                      ISSUER          YES          FOR               FOR
 99, as a Director

PROPOSAL #B.5.3: Elect Mitac Incorporation,                                ISSUER          YES          FOR               FOR
Shareholder No. 2, Representative: Mr. Kou Yun as a
Director

PROPOSAL #B.5.4: Elect Mitac Incorporation,                                ISSUER          YES          FOR               FOR
Shareholder No. 2  Representative: Mr. Yang Shih
Chien as a Director

PROPOSAL #B.5.5: Elect Tsu Fung Investment Co.,                            ISSUER          YES          FOR               FOR
Shareholder No. 100264, Representative: Mr. Ching Hu
Shih, as a Director

PROPOSAL #B.5.6: Elect Lien Hwa Industrial Corp.,                          ISSUER          YES          FOR               FOR
Shareholder No. 119603, Representative: Mr. Chou The
Chien as a Supervisor

PROPOSAL #B.5.7: Elect Lien Hwa Industrial                                 ISSUER          YES          FOR               FOR
Corporation, Shareholder No. 119603, Representative:
Mr. Yang Hsiang Yun as a Supervisor

PROPOSAL #B.6: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.7: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                SYSMEX CORPORATION
  TICKER:                N/A             CUSIP:     J7864H102
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                T&D HOLDINGS, INC.
  TICKER:                N/A             CUSIP:     J86796109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                T.E.R.N.A.- RETE ELETTRICA NAZIONALE SPA, ROMA
  TICKER:                N/A             CUSIP:     T9471R100
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: Approve the balance sheet as of 31 DEC                      ISSUER          NO           N/A               N/A
 2008, the Board of Directors, the Board of Auditors
and the Auditing Company reports, related
resolutions, presentation of consolidated balance
sheet as of 31 DEC 2008

PROPOSAL #A.2: Approve the profit allocation                               ISSUER          NO           N/A               N/A

PROPOSAL #E.3: Approve the postponement of the expiry                      ISSUER          NO           N/A               N/A
 date for the exercise option rights assigned within
the limits of the Stock Option Plan 2006 and
consequent amendment of Article 5 of the Company's
Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TABCORP HLDGS LTD
  TICKER:                N/A             CUSIP:     Q8815D101
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
statements and the reports of the Directors and the
Auditor in respect of the YE 30 JUN 2008

PROPOSAL #2.A: Re-elect Ms. Paula Dwyer as a Director                      ISSUER          YES          FOR               FOR
 of the Company, retires in accordance with the
constitution of the Company

PROPOSAL #2.B: Elect Mr. John O'Neill as a Director                        ISSUER          YES          FOR               FOR
of the Company, retires in accordance with the
constitution of the Company

PROPOSAL #2.C: Elect Mrs. Jane Hemstritch as a                             ISSUER          YES          FOR               FOR
Director of the Company, retires in accordance with
the constitution of the Company

PROPOSAL #2.D: Elect Mr. Brett Paton as a Director of                      ISSUER          YES          FOR               FOR
 the Company, retires in accordance with the
constitution of the Company

PROPOSAL #3.: Adopt the remuneration report [which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report] in respect of
the YE 30 JUN 2008

PROPOSAL #4.: Approve to grant the number of                               ISSUER          YES          FOR               FOR
Performance Rights determined based on the formula
1,500,000 divided by the Fair Market Value of a
performance right to the Managing Director and Chief
Executive Officer of the Company, Mr. Elmer Funke
Kupper, under the Tabcorp Long Term Performance Plan
as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIHEIYO CEMENT CORPORATION
  TICKER:                N/A             CUSIP:     J7923L110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Change Company's                          ISSUER          YES          FOR               FOR
Location to Minato-ku, Approve Minor Revisions
Related to Dematerialization of Shares and the Other
Updated Laws and Regulations

PROPOSAL #2.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAISEI CORPORATION
  TICKER:                N/A             CUSIP:     J79561130
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Change Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAISHIN FINL HLDG CO LTD
  TICKER:                N/A             CUSIP:     Y84086100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The operating reports for year 2008                         ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The Company's 2006 and 2007 revised                         ISSUER          NO           N/A               N/A
financial statements and 2008 accounting statements
audit report have been reviewed by the Supervisors

PROPOSAL #A.3: The same person or the same affiliate                       ISSUER          NO           N/A               N/A
who intends to possess more than the designated rate
of total voting shares of the same FHC report

PROPOSAL #B.1: Ratify the Company's 2006 revised                           ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Ratify the Company's 2007 revised                           ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.3: Ratify the operating reports and                            ISSUER          YES          FOR               FOR
financial statements for year 2008

PROPOSAL #B.4: Ratify the accumulated loss                                 ISSUER          YES          FOR               FOR
reimbursement for 2008

PROPOSAL #B.5: Approve the execution of capital                            ISSUER          YES          FOR               FOR
deduction through cancellation of shares outstanding
to reimburse losses accumulated in 2008

PROPOSAL #B.6: Amend the Articles of Incorporation                         ISSUER          YES          FOR               FOR

PROPOSAL #B.7: Approve the Taishin Holdings Plan to                        ISSUER          YES          FOR               FOR
execute its subsidiary, Taishin Securities Co. Ltd.,
100% equity shares

PROPOSAL #B.8: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAISHO PHARMACEUTICAL CO.,LTD.
  TICKER:                N/A             CUSIP:     J79819108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN BUSINESS BANK
  TICKER:                N/A             CUSIP:     Y8414R106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve the disbursement of                                 ISSUER          YES          FOR               FOR
remuneration to the Independent Directors

PROPOSAL #B41.1: Elect Mr. Joseph N. Tsai                                  ISSUER          YES          FOR               FOR
[Representative of the Ministry of Finance],
Shareholder No: 85515 as a Director

PROPOSAL #B41.2: Elect Mr. Jack S. Huang                                   ISSUER          YES          FOR               FOR
[Representative of the Ministry of Finance],
Shareholder No: 85515 as a Director

PROPOSAL #B41.3: Elect Mr. Lee Chun-Sheng                                  ISSUER          YES          FOR               FOR
[Representative of the Ministry of Finance],
Shareholder No: 85515 as a Director

PROPOSAL #B41.4: Elect Mr. Chiang Shih Tien                                ISSUER          YES          FOR               FOR
[Representative of Bank of Taiwan], Shareholder No:
1002 as a Director

PROPOSAL #B41.5: Elect Mr. Chiang Chih-Jen                                 ISSUER          YES          FOR               FOR
[Representative of Bank of Taiwan], Shareholder No:
1002 as a Director

PROPOSAL #B41.6: Elect Mr. Hung Hsien Ming                                 ISSUER          YES          FOR               FOR
[Representative of Bank of Taiwan], Shareholder No:
1002 as a Director

PROPOSAL #B42.1: Elect Mr. Len-Yu Liu, ID No:                              ISSUER          YES          FOR               FOR
L120552347 as a Independent Director

PROPOSAL #B42.2: Elect Mr. Tsai-Yuan Lin, ID No:                           ISSUER          YES          FOR               FOR
E101089242 as a Independent Director

PROPOSAL #B42.3: Elect Mr. Leonard F.S. Wang, ID No:                       ISSUER          YES          FOR               FOR
S100074640 as a Independent Director

PROPOSAL #B43.1: Elect Mr. Jui-Yun Lin                                     ISSUER          YES          FOR               FOR
[Representative of Mega Holdings], Shareholder No:
230354 as a Supervisor

PROPOSAL #B43.2: Elect Mr. Yung-Ming Cheng                                 ISSUER          YES          FOR               FOR
[Representative of Mega Holdings], Shareholder No:
230354 as a Supervisor

PROPOSAL #B43.3: Elect Mr. Shen-Tian Chen                                  ISSUER          YES          FOR               FOR
[Representative of Land Bank of Taiwan], Shareholder
No: 10409 as a Supervisor

PROPOSAL #B.5: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN CEMENT CORP
  TICKER:                N/A             CUSIP:     Y8415D106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations and                            ISSUER          NO           N/A               N/A
financial statements

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.32 per share

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
asset acquisition or disposal

PROPOSAL #B6.1A: Elect Heng Qiang Investment Co., Ltd                      ISSUER          YES          FOR               FOR
 Shareholder No: 20420700 Representative: Mr. Koo
Cheng Yun as a Director

PROPOSAL #B6.1B: Elect Fu Pin Investment Co., Ltd                          ISSUER          YES          FOR               FOR
Shareholder No: 20420701 Representative: Mr. Chang An
 Ping as a Director

PROPOSAL #B6.1c: Elect Chinatrust Investment Co., Ltd                      ISSUER          YES          FOR               FOR
 Shareholder No: 20083257 Representative: Mr. Yeh
Ming Hsun as a Director

PROPOSAL #B6.1D: Elect China Synthetic Rubber Corp.                        ISSUER          YES          FOR               FOR
Shareholder No: 20055830 Representative: Mr. Kenneth
C.M. Lo as a Director

PROPOSAL #B6.1E: Elect Heng Qiang Investment Co., Ltd                      ISSUER          YES          FOR               FOR
 Shareholder No: 20420700 Representative: Mr. Hsieh
Chi Chia as a Director

PROPOSAL #B6.1F: Elect Goldsun Development and                             ISSUER          YES          FOR               FOR
Construction Co., Ltd Shareholder No: 20011612
Representative: Mr. Lin Ming Sheng as a Director

PROPOSAL #B6.1G: Elect Ching Yuan Investment Co., Ltd                      ISSUER          YES          FOR               FOR
 Shareholder No:20052240 Representative: Mr. Chen
Chien Tong as a Director

PROPOSAL #B6.1H: Elect Xin Hope Investment Co., Ltd                        ISSUER          YES          FOR               FOR
Shareholder No:20074832 Representative: Mr. Chang
Yong as a Director

PROPOSAL #B6.1I: Elect Daw Yuan Investment                                 ISSUER          YES          FOR               FOR
Corporation Shareholder No: 20058191 Representative:
Mr. Chen Teh-Jen as a Director

PROPOSAL #B6.1J: Elect Hope Enterprises Co., Ltd.                          ISSUER          YES          FOR               FOR
Shareholder No: 20053196 Representative: Mr. Wang
Paul P. as a Director

PROPOSAL #B6.1K: Elect Shinkong Synthetic Fiber                            ISSUER          YES          FOR               FOR
Corporation Shareholder No: 20042730 Representative:
Mr. Wu Eric T. as a Director

PROPOSAL #B6.1L: Elect Heng Qiang Investment Co., Ltd                      ISSUER          YES          FOR               FOR
 Shareholder No: 20420700 Representative: Mr. John T.
 Yu as a Director

PROPOSAL #B6.1M: Elect Fu Pin Investment Co., Ltd                          ISSUER          YES          FOR               FOR
Shareholder No: 20420701 Representative: Ms. Jennifer
 Lin, Esq as the Director

PROPOSAL #B6.1N: Elect Fu Pin Investment Co., Ltd                          ISSUER          YES          FOR               FOR
Shareholder No: 20420701 Representative: Mr. Shan
Weijian as the Director

PROPOSAL #B6.1O: Elect Sishan Investment Co., Ltd                          ISSUER          YES          FOR               FOR
Shareholder No: 20391964 Representative: Mr. Lin Nan
Chou as the Director

PROPOSAL #B6.2A: Elect Tong Yang Chia Hsin                                 ISSUER          YES          FOR               FOR
International Corporation Shareholder No: 20457108
Representative: Mr. Chang Yung Ping as a Supervisor

PROPOSAL #B6.2B: Elect Chien Kuo Construction Co.,                         ISSUER          YES          FOR               FOR
Ltd. Shareholder No: 20037719 Representative: Mr.
Chen Chi Te as a Supervisor

PROPOSAL #B6.2C: Elect Koo Foundation Shareholder No:                      ISSUER          YES          FOR               FOR
 20178935 Representative: Mr. Chao Koo Hwai-Chen as a
 Supervisor

PROPOSAL #B.7: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.8: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN COOPERATIVE BANK
  TICKER:                N/A             CUSIP:     Y83749104
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of buyback treasury stocks                       ISSUER          NO           N/A               N/A
employees

PROPOSAL #A.4: The status of transferring buyback                          ISSUER          NO           N/A               N/A
treasury stocks to employees

PROPOSAL #A.5: The establishment for the rules of the                      ISSUER          NO           N/A               N/A
 Board meeting

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 dividend profit                            ISSUER          YES          FOR               FOR
distribution, proposed cash dividend TWD 0.8 per share

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the rules of the                          ISSUER          YES          FOR               FOR
election of the Directors and the Supervisors

PROPOSAL #B.5: Extemporary motions                                         ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN FERTILIZER CO LTD
  TICKER:                N/A             CUSIP:     Y84171100
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The establishment of the code of                            ISSUER          NO           N/A               N/A
conduct
PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 1.8 per share

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee

PROPOSAL #B51.1: Elect Council of Agriculture,                             ISSUER          YES          FOR               FOR
Shareholder No: 17316, Representative: Mr. Jung-Chi
Chung as a Director

PROPOSAL #B51.2: Elect Council of Agriculture,                             ISSUER          YES          FOR               FOR
Shareholder No: 17316, Representative: Mr. Sing-Hwa
Hu as a Director

PROPOSAL #B51.3: Elect Council of Agriculture,                             ISSUER          YES          FOR               FOR
Shareholder No: 17316, Representative: Mr. Fang-Xung
Ye as a Director

PROPOSAL #B51.4: Elect Council of Agriculture,                             ISSUER          YES          FOR               FOR
Shareholder No: 17316, Representative: Mr.  Shi-Yu Li
 as a Director

PROPOSAL #B51.5: Elect Council of Agriculture,                             ISSUER          YES          FOR               FOR
Shareholder No: 17316, Representative: Mr. Sheng-Feng
 You as a Director

PROPOSAL #B51.6: Elect Mr. Chang-Hai Tasi,                                 ISSUER          YES          FOR               FOR
Shareholder No: 214242 as a Director

PROPOSAL #B52.1: Elect Chunghwa Post Co., Ltd,                             ISSUER          YES          FOR               FOR
Shareholder No: 163375, Representative: Mr. Chiung-
Ying Lin as a Supervisor

PROPOSAL #B.6: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN GLASS IND CORP
  TICKER:                N/A             CUSIP:     Y8420M109
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports and                      ISSUER          NO           N/A               N/A
 financial statements

PROPOSAL #A.3: To report the status of investment                          ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.2 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings proposed stock dividend 30 for
 1000 shares held

PROPOSAL #B.4: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.5: Approve to revise the rules to the                          ISSUER          YES          FOR               FOR
election of the Directors and Supervisors

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.8: Elect the Directors and Supervisors                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #B.9: Grant discharge the prohibition                             ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.10: Extraordinary motions                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN LIFE INSURANCE CO LTD
  TICKER:                N/A             CUSIP:     Y8426J100
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 Audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The 2008 assets impairment                                  ISSUER          NO           N/A               N/A

PROPOSAL #A.4: To revoke the 2008 capital injection                        ISSUER          NO           N/A               N/A
by issuing new shares

PROPOSAL #A.5: The status of corporate bonds via                           ISSUER          NO           N/A               N/A
private placement

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR
and business reports

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.4: Approve the issuance of securities via                      ISSUER          YES        AGAINST           AGAINST
 private placement

PROPOSAL #B.5: Approve to revise the Articles of                           ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #B.6: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN MOBILE CO LTD
  TICKER:                N/A             CUSIP:     Y84153215
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of the 2008 local unsecured                      ISSUER          NO           N/A               N/A
 convertible bonds

PROPOSAL #A.4: The status of buyback treasury stocks                       ISSUER          NO           N/A               N/A
and conditions of transferring to employees

PROPOSAL #A.5: The proposal of merger with Transasia                       ISSUER          NO           N/A               N/A
Telecommunications [unlisted]

PROPOSAL #A.6: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports                           ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
[proposed cash dividend: TWD 4.7 per share]

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee

PROPOSAL #B.5: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN SECOM
  TICKER:                N/A             CUSIP:     Y8461H100
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: To report 2008 operation report                             ISSUER          NO           N/A               N/A

PROPOSAL #1.2: To report Supervisors review of year                        ISSUER          NO           N/A               N/A
2008 financial report

PROPOSAL #1.3: To report the approving and execution                       ISSUER          NO           N/A               N/A
status of internal control system

PROPOSAL #1.4: To report the status of assets                              ISSUER          NO           N/A               N/A
impairment

PROPOSAL #2.1: Approve the recognition of 2008                             ISSUER          YES          FOR               FOR
financial report

PROPOSAL #2.2: Approve the recognition of 2008                             ISSUER          YES          FOR               FOR
earning distributions [cash dividend TWD 3 per share]

PROPOSAL #3.1: Approve to revise the rules for                             ISSUER          YES          FOR               FOR
lending funds to other parties and endorsement

PROPOSAL #4.: Extemporary motions                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN SEMICONDUCTOR MFG CO  LTD
  TICKER:                N/A             CUSIP:     Y84629107
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Chairman's Address                                           ISSUER          YES          FOR               FOR

PROPOSAL #2.1: To report the business of 2008                              ISSUER          NO           N/A               N/A

PROPOSAL #2.2: Audit Committee's review report                             ISSUER          NO           N/A               N/A

PROPOSAL #2.3: To report the implementation of shares                      ISSUER          NO           N/A               N/A
 buyback

PROPOSAL #2.4: To report TSMC's Merger of its 100%                         ISSUER          NO           N/A               N/A
owned subsidiary - Hsin Ruey Investment Co. Ltd

PROPOSAL #3.1: Approve to accept the 2008 business                         ISSUER          YES          FOR               FOR
report and financial statements

PROPOSAL #3.2: Approve the proposal for distribution                       ISSUER          YES          FOR               FOR
of 2008 profits

PROPOSAL #3.3: Approve the capitalization of 2008                          ISSUER          YES          FOR               FOR
dividends, 2008 employee profit sharing, and capital
surplus

PROPOSAL #3.4.A: Approve to revise the procedures for                      ISSUER          YES          FOR               FOR
 lending funds to other parties

PROPOSAL #3.4.B: Approve to revise the procedures for                      ISSUER          YES          FOR               FOR
 endorsement and guarantee

PROPOSAL #4.1: Elect Mr. Morris Chang as a Chairman                        ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Elect Mr. F.C. Tseng as a Vice Chairman                     ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Elect Mr. Rick Tsai as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Elect Mr. Yuan Tain-Jy-Chen as a                            ISSUER          YES          FOR               FOR
Director, Representative of National Development
Fund, Executive

PROPOSAL #4.5: Elect Sir. Peter Leahy Bonfield as an                       ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #4.6: Elect Mr. Stan Shih as an Independent                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.7: Elect Mr. Carleton Sneed Florina as an                      ISSUER          YES          FOR               FOR
 Independent Director

PROPOSAL #4.8: Elect Mr. Thomas J. Engibous as an                          ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #5.: Other business and special motion                            ISSUER          NO           N/A               N/A

PROPOSAL #6.: Meeting adjourned                                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIWAN SEMICONDUCTOR MFG. CO. LTD.
  TICKER:                TSM             CUSIP:     874039100
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO ACCEPT 2008 BUSINESS REPORT AND                           ISSUER          YES          FOR               FOR
FINANCIAL STATEMENTS

PROPOSAL #02: TO APPROVE THE PROPOSAL FOR                                  ISSUER          YES          FOR               FOR
DISTRIBUTION OF 2008 PROFITS

PROPOSAL #03: TO APPROVE THE CAPITALIZATION OF 2008                        ISSUER          YES          FOR               FOR
DIVIDENDS, 2008 EMPLOYEE PROFIT SHARING, AND CAPITAL
SURPLUS

PROPOSAL #04: TO REVISE INTERNAL POLICIES AND RULES                        ISSUER          YES          FOR               FOR
AS FOLLOWS: (A) PROCEDURES FOR LENDING FUNDS TO OTHER
 PARTIES (B) PROCEDURES FOR ENDORSEMENT AND GUARANTEE

ELECTION OF DIRECTOR: MR. MORRIS CHANG                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR. F.C. TSENG                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR. RICK TSAI                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR. TAIN-JY CHEN                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: SIR P. LEAHY BONFIELD                                ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR. STAN SHIH                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MS. CARLY FIORINA                                    ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: MR. THOMAS J ENGIBOUS                                ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIYO NIPPON SANSO CORPORATION
  TICKER:                N/A             CUSIP:     J55440119
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAIYO YUDEN CO.,LTD.
  TICKER:                N/A             CUSIP:     J80206113
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAKARA HOLDINGS INC.
  TICKER:                N/A             CUSIP:     J80733108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAKASHIMAYA COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J81195125
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to : Approve Minor                            ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAKATA CORPORATION
  TICKER:                N/A             CUSIP:     J8124G108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAKEDA PHARMACEUTICAL COMPANY LIMITED
  TICKER:                N/A             CUSIP:     J8129E108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAKEFUJI CORPORATION
  TICKER:                N/A             CUSIP:     J81335101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Retained                             ISSUER          YES          FOR               FOR
Earnings
PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TALISMAN ENERGY INC
  TICKER:                N/A             CUSIP:     87425E103
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Christiane Bergevin as a                          ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.2: Elect Mr. Donald J. Carty as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.3: Elect Mr. Willim R.P. Dalton as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.4: Elect Mr. Kevin S. Dunne as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #1.5: Elect Mr. John A. Manzoni as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.6: Elect Mr. Stella M. Thompson as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.7: Elect Mr. John D. Watson as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #1.8: Elect Mr. Robert G. Welty as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.9: Elect Mr. Charles R. Williamson as a                        ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.10: Elect Mr. Charles W. Wilson as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.11: Elect Mr. Charles M. Winograd as a                         ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #2.: Reappoint Ernst & Young LLP, Chartered                       ISSUER          YES          FOR               FOR
Accountants, as the Auditor of the Company for the
ensuing year

PROPOSAL #3.: as specified in the Company's                                ISSUER          YES          FOR               FOR
Management proxy circular accompanying this notice of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAM SA
  TICKER:                N/A             CUSIP:     P8947T132
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect a new member of the Board of                           ISSUER          YES          FOR               FOR
Directors, bearing in mind the resignation tendered
by one of its members

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TAM SA, SAO PAULO
  TICKER:                N/A             CUSIP:     P8947T132
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: To receive the Administrators accounts,                      ISSUER          NO           N/A               N/A
 to examine, discuss and vote on the financial
statements accompanied by the Independent Auditors
report regarding the FYE on 31 DEC 2008

PROPOSAL #B.: To decide concerning the allocation of                       ISSUER          NO           N/A               N/A
the results from the FY

PROPOSAL #C.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors, respecting the minimum percentage of 20%
of Independent Members of the Board of Directors, in
accordance with the Corporate Governance
differentiated practices regulation level 2 of the
Sao Paulo Stock Exchange Bovespa, as well as to
decide concerning the total remuneration of the Board

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TANJONG PLC
  TICKER:                N/A             CUSIP:     G8668W116
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                            ISSUER          YES          FOR               FOR
audited financial statements of the Company and of
the Group for the YE 31 JAN 2008 and the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 JAN 2008 as set out on pages 51
to 54 of the annual report

PROPOSAL #3.: Declare a final dividend of 34 sen                           ISSUER          YES          FOR               FOR
gross per share less Malaysian income tax at 25% in
respect of the YE 31 JAN 2008

PROPOSAL #4.: Re-elect Mr. Dato' Robert Cheim Dau                          ISSUER          YES          FOR               FOR
Meng as a Director of the Company, pursuant to
Article 74 of the Articles of Association, who
retires by rotation in accordance with Articles 76
and 77 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Dato' Larry Gan Nyap Liou                       ISSUER          YES          FOR               FOR
@ Gan Nyap Liow as a Director of the Company,
pursuant to Article 74 of the Articles of
Association, who retires by rotation in accordance
with Articles 76 and 77 of the Company's Articles of

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors of the Company and authorize the
Directors to set their remuneration

PROPOSAL #7.: Authorize the Directors, to allot                            ISSUER          YES          FOR               FOR
relevant securities [Section 80 of the Companies Act
1985 of Great Britain] up to an aggregate nominal
amount of GBP 3,024,420.90; [Authority expires at the
 conclusion of the next AGM of the Company]; and the
Directors may allot relevant securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.8: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of Resolution 7, pursuant to Section 95
of the Companies Act 1985 of Great Britain, to allot
equity securities [Section 94 of the said Act] for
cash pursuant to the authority conferred by
Resolution 7 and/or where such allotment constitutes
an allotment of equity securities by virtue of
Section 94(3A) of the said Act, disapplying the
statutory pre-emption rights [Section 89(1) of the
Act], provided that this power is limited to the
allotment of equity securities: i) in connection with
 a rights issue, open offer or any other pre-emptive
offer or a scrip dividend alternative in favor of
ordinary shareholders [excluding any shareholder
holding shares as treasury shares; and ii) up to an
aggregate nominal amount of GBP 3,024,420.90;
[Authority expires at the Company's next AGM]; and
the Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.9: Adopt the Articles of Association                           ISSUER          YES          FOR               FOR
produced to the meeting and initialed by the Chairman
 of the meeting for the purpose of identification, as
 the Articles of Association of the Company in
substitution for, and to the exclusion of, the
existing Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATA CHEMICALS LTD
  TICKER:                N/A             CUSIP:     Y85478116
  MEETING DATE:          8/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit                         ISSUER          YES          FOR               FOR
and loss account for the YE 31 MAR 2008, the balance
sheet as at that date, together with the reports of
the Board of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on ordinary shares                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Ratan N. Tata as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Nusli N. Wadia as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint Messrs. Deloitte Haskins &                           ISSUER          YES          FOR               FOR
Sells, Chartered Accountants [in place of the
retiring Auditors Messrs S.B. Billimoria & Co.] and
Messrs. N.M. Raiji & Co., Chartered Accountants, as
the Auditors of the Company subject to the provision
of Sections 224, 225 and other applicable provisions,
 if any, of the Companies Act, 1956, to hold office
from the conclusion of this AGM up to the conclusion
of the next AGM of the Company; approve to examine
and audit the accounts of the Company for the FY
2008-2009, at such remuneration as may be mutually
agreed between the Board of Directors of the Company
and the Auditors, plus service tax, out-of-pocket and
 traveling expenses, etc

PROPOSAL #6.: Appoint Dr. M.S. Ananth as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #S.7: Approve, pursuant to the provision of                       ISSUER          YES          FOR               FOR
Section 309 and other applicable provisions, if any,
of the Companies Act, 1956, the payment and
distribution of a sum not exceeding 1% per annum of
the net profits of the Company calculated in
accordance with the provisions of Sections 198, 349,
and 350 of the Companies Act, 1956, by way of
commission to and amongst the Directors of the
Company who are neither in the whole-time employment
of the Company nor Managing/Executive Director/s in
such amounts or proportions and in such payments
shall be made for a period of 5 years commencing 01
APR 2008 and authorize the Board of Directors of the
Company to take such steps as may be necessary,
desirable or expedient to give effect to this

PROPOSAL #8.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, pursuant to Section 293(1)(d) and other
applicable provisions, if any, of the Companies Act,
1956, to borrow, from time to time, any sums of
money, which together with the moneys already
borrowed by the Company [apart from temporary loans
obtained from the Company's bankers in the ordinary
course of business] may exceed the aggregate of the
paid up capital of the Company and its fee reserves,
that is to say reserves not set apart for any
specific purpose, provided that the total amount of
moneys so borrowed shall not, at any time exceed the
limit of INR 5,500 crores and the Board to do all
such acts, deeds and things, to execute all such
documents, instruments and writings as may be required

PROPOSAL #9.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company [the Board], pursuant to Section 293(1)(a)
and other applicable provisions, if any, of the
Companies Act, 1956, to create such charges,
mortgages and hypothecations in addition to the
existing charges, mortgages and hypothecations
created by the Company, on such movable and immovable
 properties, both present and future, and in such
manner as the Board may deem fit, together with power
 to take over the Management and concern of the
Company in certain events in favour of
Banks/Financial Institutions, Insurance Companies,
other lending/investing agencies or bodies
[hereinafter collectively referred to as Lenders],
their agents and trustees provided that the total
amount of loans together with the interest thereon,
additional interest, compound interest, liquidated
damages, commitment charges, premia on pre-payment or
 on redemption, costs, charges, expenses and all
other moneys payable by the Company in respect of the
 said loans, shall not, at any time exceed the limit
of INR 5,500 crores and the Board to do all such
acts, deeds and things, to execute all such
documents, instruments and writings as may be
required and to delegate all or any of its powers
herein conferred to a Committee constituted by the
Board and/or any Member of such Committee with power

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATA CONSULTANCY SERVICES LTD
  TICKER:                N/A             CUSIP:     Y85279100
  MEETING DATE:          7/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited profit                       ISSUER          YES          FOR               FOR
and loss account for the YE 31 MAR 2008 and the
balance sheet as at that date together with the
report of the Board of Directors and the Auditors

PROPOSAL #2.: Approve the payment of interim                               ISSUER          YES          FOR               FOR
dividends on the equity shares for the year 2007-2008
 and declare a final dividend for the year 2007-2008
on equity shares

PROPOSAL #3.: Declare a dividend for the year 2007-                        ISSUER          YES          FOR               FOR
2008 on Redeemable Preference Shares

PROPOSAL #4.: Re-appoint Mr. R.N. Tata as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #5.: Re-appoint Mr. V. Thyagarajan as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint Messrs. Deloitte Haskins &                           ISSUER          YES          FOR               FOR
Sells, Chartered Accountants as the Auditors of the
Company, subject to the Provisions of Sections 224,
225 and other applicable Provisions, if any of the
Companies Act, 1956, to hold Office from the
conclusion of this AGM upto the conclusion of the
next AGM of the Company, in place of the retiring
Auditors Messrs. S.B. Billimoria & Company, Chartered
 Accountants, to examine and audit the accounts of
the Company for the FY 2008-2009 at such remuneration
 as may be mutually agreed between the Board of
Directors of the Company and the Auditors, plus
service tax, out-of-pocket, traveling and living

PROPOSAL #7.: Appoint Mr. N. Chandrasekaran as an                          ISSUER          YES          FOR               FOR
Additional Director of the Company by the Board of
Directors, with effect from 06 SEP 2007 and who holds
 Office upto the date of this AGM of the Company in
terms of Section 260 of the Companies Act, 1956 [Act]
 and in respect of whom the Company has received a
notice in writing from a Member under Section 257 of
the Act proposing his candidature for the Office of
Director of the Company

PROPOSAL #8.: Appoint Mr. S. Mahalingam as an                              ISSUER          YES          FOR               FOR
Additional Director of the Company by the Board of
Directors, with effect from 06 SEP 2007 and who holds
 Office upto the date of this AGM of the Company in
terms of Section 260 of the Companies Act, 1956 [Act]
 and in respect of whom the Company has received a
notice in writing from a Member under Section 257 of
the Act proposing his candidature for the Office of
Director of the Company

PROPOSAL #9.: Appoint Mr. Phiroz Vandrevala as an                          ISSUER          YES          FOR               FOR
Additional Director of the Company by the Directors
of the Company with effect from 07 SEP 2007 and who
holds Office upto the date of this AGM of the Company
 in terms of Section 260 of the Companies Act, 1956
[Act] and in respect of whom the Company has received
 a notice in writing from a Member under Section 257
of the Act proposing his candidature for the Office
of Director of the Company

PROPOSAL #10.: Approve the appointment and terms of                        ISSUER          YES          FOR               FOR
remuneration of Mr. N. Chandrasekaran as the
Executive Director and Chief Operating Officer of the
 Company for a period of 5 years with effect from 06
SEP 2007 upon the terms and conditions as specified,
pursuant to the provisions of Sections 198, 269, 309,
 and other applicable Provisions, if any of the
Companies Act, 1956 as amended or re-enacted from
time to time, read with Schedule XIII to the Act,
this AGM, including the remuneration to be paid in
the event of loss or inadequacy of profits in any FY
with liberty to the Board of Directors to alter and
vary the terms and conditions of the said appointment
 in such manner as may be agreed to between the Board
 of Directors and Mr. N. Chandrasekaran

PROPOSAL #11.: Approve the appointment and terms of                        ISSUER          YES          FOR               FOR
remuneration of Mr. S. Mahalingam as the Executive
Director and Chief Financial Officer of the Company
for a period of 5 years with effect from 06 SEP 2007
upon the terms and conditions as specified, pursuant
to the provisions of Sections 198, 269, 309 and other
 applicable provisions, if any,of the Companies Act,
1956 [Act] as amended or re-enacted from time to
timem read with Schedule XIII to the Act, including
the remuneration to be paid in the event of loss or
inadequacy of profits in any FY with liberty to the
Board of Directors to alter and vary the terms and
conditions of the said appointment in such manner as
may be agreed to between the Board of Directors and
Mr. S. Mahalingam

PROPOSAL #12.: Approve the appointment and terms of                        ISSUER          YES          FOR               FOR
remuneration of Mr. Phiroz Vandrevala as the
Executive Director of the Company for a period of 5
years with effect from 07 SEP 2007 upon the terms and
 conditions, pursuant to the provisions of Sections
198, 269, 309, and other applicable Provisions, if
any of the Companies Act, 1956 as amended or re-
enacted from time to time, read with Schedule XIII to
 the Act, as specified, including the remuneration to
 be paid in the event of loss or inadequacy of
profits in any FY with liberty to the Board of
Directors to alter and vary the terms and conditions
of the said appointment in such manner as may be
agreed to between the Board of Directors and Mr.

PROPOSAL #13.: Approve the appointment and terms of                        ISSUER          YES          FOR               FOR
remuneration of Mr. S. Padmanabhan as an Executive
Director of the Company for the 06 SEP 2007 up to 05
FEB 2008 upon the terms and conditions, pursuant to
the provisions of Sections 198, 269, 309, and other
applicable Provisions, if any of the Companies Act,
1956 as amended or re-enacted from time to time, read
 with Schedule XIII to the Act, as specified

PROPOSAL #14.: Authorize the Board, pursuant to the                        ISSUER          YES          FOR               FOR
provisions of Section 228 and other applicable
provisions, if any of the Companies Act, 1956 [Act],
to appoint as Branch Auditors of any branch office of
 the Company, whether existing or which may be
opened/acquired hereafter, in India or abroad, in
consultation with the Company's Auditors, any
person(s) qualified to act as Branch Auditor within
the provisions of Section 228 of the Act and approve
to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATA CONSULTANCY SERVICES LTD
  TICKER:                N/A             CUSIP:     Y85279100
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, in accordance with the                              ISSUER          YES          FOR               FOR
provisions of Sections 16 and 94 and all other
applicable provisions, if any, of the Companies Act,
1956, the existing authorized share capital of INR
220,00,00,000 divided into l20,00,00,000 Equity
Shares of INR 1 each and 100,00,00,000 redeemable
preference shares of INR 1 each be increased to INR
325,00,00,000 divided into 225,00,00,000 equity
shares of INR 1 each and 100,00,00,000 redeemable
preference shares of INR 1 each by creation of
105,00,00,000 equity shares of INR 1 each and that
Clause V of the Memorandum of Association of the
Company be altered accordingly by substituting the
following new Clause V in place of the existing

PROPOSAL #S.2: Approve, pursuant to Section 31 and                         ISSUER          YES          FOR               FOR
all other applicable provisions, if any, of the
Companies Act, 1956, the Articles of Association of
the Company be altered by substituting the specified
new Article in place of the existing Article 3 as

PROPOSAL #3.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, subject to such consents and approvals at
may be required and such conditions and
modifications, as may be considered necessary and
agreed [hereinafter referred to as the Board which
expression shall also include a Committee thereof], a
 sum not exceeding INR 97,86,10,498 as may be
determined to be required by the Board, out of the
amount of INR 2016.33 crore standing to the credit of
 the Securities Premium Account as at 31 MAR 2009, be
 capitalized and transferred from the Securities
Premium Account to Share Capital Account and that
such sum as may be determined to be required shall be
 applied for allotment of new Equity Shares of the
Company of INR 1 each as fully paid Bonus Shares to
the persons who, on a date to be hereafter fixed by
the Board [the Record Date], shall be the holders of
the existing Equity Shares of INR 1 each of the
Company on the said date and that such New Equity
Shares out of the Company's unissued Equity Shares,
credited as fully paid, be accordingly allotted as
Bonus Shares to such persons respectively as
aforesaid in the proportion of 1 new Equity Share for
 every 1 existing Equity Share held by such persons
respectively on the Record Date, upon the footing
that they become entitled thereto for all purposes as
 capital; the New Equity Shares of INR 1 each to be
allotted as Bonus Shares shall be subject to the
Memorandum and Articles of Association of the Company
 and shall rank pari passu in all respects with and
carry the same rights as the existing Equity Shares
and shall be entitled to participate in full in any
dividends to be declared for the FY in which the
Bonus Shares are allotted; no Letter of Allotment
shall be issued to the allottees of the Bonus Shares
and the Share Certificates in respect of the New
Equity Shares shall be issued and dispatched to the
allottees thereof within the period prescribed or
that may be prescribed in this behalf, from time to
time, except that the Bonus Shares will be credited
to the demat accounts of the allottees who are
holding the existing equity shares in electronic
form; the allotment of the fully paid new Equity
Shares as Bonus Shares to the extent that they relate
 to non-resident Members of the Company, shall be
subject to the approval of the Reserve Bank of India,
 under the Foreign Exchange Management Act, 1999, if
necessary; for the purpose of giving effect to this
Resolution, to do all such acts and things and give
such directions as may be necessary or desirable and
to settle all questions or difficulties whatsoever
that may arise with regard to the issue, allotment

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATA CONSULTANCY SERVICES LTD
  TICKER:                N/A             CUSIP:     Y85279100
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited profit                       ISSUER          YES          FOR               FOR
and loss account for the YE 31 MAR 2009 and the
balance sheet as at that date together with the
report of the Board of Directors and the Auditors

PROPOSAL #2.: Approve the payment of interim                               ISSUER          YES          FOR               FOR
dividends on the equity shares for the year 2008-2009
 and declare a final dividend for the year 2007-2008
on equity shares

PROPOSAL #3.: Declare a dividend for the year 2008-                        ISSUER          YES          FOR               FOR
2009 on Redeemable Preference Shares

PROPOSAL #4.: Re-appoint Professor Clayton M.                              ISSUER          YES          FOR               FOR
Christensen as a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Aman Mehta as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Naresh Chandra as a                           ISSUER          YES          FOR               FOR
Director, liable to retire by rotation

PROPOSAL #7.: Appoint the Auditors and fix their                           ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #8.: Approve, in partial modification of                          ISSUER          YES          FOR               FOR
Resolution Nos. 8 and 7, passed at the AGM of the
Company held on 19 JUL 20085 and 29 JUN 2006
respectively for the appointment and remuneration of
Mr. S. Ramadorai, Chief Executive Officer and
Managing Director of the Company, and in accordance
with the provisions of Section 198, 269, 309, 310 and
 other applicable provisions, if any of the Companies
 Act, 1956 [Act], read with Schedule XIII to the ACT,
 the Company of the revision in the maximum amount of
 salary payable to Mr. S. Rammadorai [including the
remuneration to be paid in the event of loss or
inadequacy of profits in any FY during the tenure of
his appointment], with authority to the Board of
Directors or a Committee thereof to fix his salary
within such maximum amount, increasing thereby,
proportionately, all benefits related to the quantum
of salary, with effect from 01 APR 2009 for the
remainder of the tenure of his contract upto 08 AUG
2009 as specified to the notice convening this AGM;
that pursuant to the provisions of Sections 198, 269,
 309, 311 and other applicable provisions, if any, of
 the Act, read with Schedule XIII of the Act, the
Company of the re-appointment and terms of
remuneration of Mr. S. Ramadorai, Chief Executive
Officers and Managing Director as specified
[including the remuneration to be paid in the event
of loss or inadequacy of profits in any FY during the
 tenure of his appointment], with liberty to the
Directors to alter and vary the terms and conditions
of the said re-appointment in such manner as may be
agreed to between the Directors and Mr. S. Ramadorai;
 and authorize the Board to take all such steps as
may be necessary, proper and expedient to give effect

PROPOSAL #S.9: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Section 309 and other applicable provisions, if any,
 of the Companies Act, 1956 [Act] a sum not exceeding
 1% per annum of the net profits of the Company
calculated in accordance with the provisions of
Section 198, 349, and 350 of the Act, be paid to and
distributed amongst the Directors of the Company or
some or any of them [other than the Managing Director
 and the Whole-time Directors] in such amounts or
proportions and in such manner and in all respects as
  may be directed by the Board of Directors and such
payments shall be made in respect of the profits of
the Company for each year for the period of 5 years
commencing 01 APR 2009

PROPOSAL #10.: Authorize the Board, pursuant to the                        ISSUER          YES          FOR               FOR
provisions of Section 228 and other applicable
provisions, if any, of the Companies Act, 1956 [Act],
 to appoint as Branch Auditors of any branch office
of the Company, whether existing or which may be
opened/acquired hereafter, in India or abroad, in
consultation with the Company's Auditors, any
person(s) qualified to act as Branch Auditor within
the provisions of Section 228 of the Act and to fix
their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATA MOTORS LTD
  TICKER:                N/A             CUSIP:     Y85740143
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, pursuant to the provisions of                       ISSUER          YES        AGAINST           AGAINST
Section 16, sub-section (1)(a) read with sub-section
2 of Section 94 and other applicable provisions, if
any, of the Companies Act, 1956, [including any
amendment thereto or re-enactment thereof] to
increase the authorized share capital from INR
450,00,00,000 divided into 45,00,00,000 ordinary
shares of INR 10 each to INR 3,900,00,00,000 divided
into 70,00,00,000 ordinary shares of INR 10 each,
20,00,00,000 A ordinary shares of INR 10 each and
30,00,00,000 convertible cumulative preference shares
 of INR 100 each by the creation of 25,00,00,000
ordinary shares of INR 10 each 20,00,00,000 A
ordinary shares of INR 10 each and 30,00,00,000
Convertible cumulative preference shares of INR 100
each and amend the clause V of the Memorandum of

PROPOSAL #S.2: Amend, pursuant to the provisions of                        ISSUER          YES        AGAINST           AGAINST
Section 31 and other applicable provisions, if any,
of the Companies Act, 1956 [including any amendments
thereto or re-enactment thereof] the Articles 74, 67A
 and 67B of the Articles of Association of the
Company, as specified

PROPOSAL #S.3: Approve to raise the additional long                        ISSUER          YES        AGAINST           AGAINST
term resources

PROPOSAL #4.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, in supersession of resolution no. 8 passed
at the AGM of the Company held on 09 JUL 2007 and
pursuant to Section 293(1)(d) and all other
applicable provisions, if any, of the Companies Act,
1956, [including any amendment thereto or re-
enactment thereof] for borrowing from time to time
any sum or sums of monies which, together with the
monies already borrowed by the Company [apart from
temporary loans obtained or to be obtained from the
Company bankers in the ordinary course of business]
may exceed the aggregate of the paid up capital of
the Company and its free reserves, that is to say,
reserves not set apart for any specified purpose,
provided that the total amount so borrowed by the
Board shall not at any time exceed that limit of INR

PROPOSAL #5.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, pursuant to Section 293(1)(d) and all other
 applicable provisions, if any, of the Companies Act,
 1956, [including any amendment thereto or re-
enactment thereof] to create such charges, mortgages
and hypothecations in addition to the existing
charges, mortgages and hypothecations created by the
Company, on such movable and immovable properties
both present and future, and in such manner as the
Board may deem fit, together with power to take over
the Management and concern of the Company in certain
events, to or in favour of the Banks/Financial
Institution other investing agencies and trustees for
 the holders of debentures/bonds and/or other
instruments to secure rupee foreign currency loans
and/or the issue debentures whether partly/fully
convertible or non-convertible and/securities linked
to ordinary shares and/or rupee/foreign currency
convertible bonds and/or bonds with share warrants
attached [hereinafter collectively referred to as
Loans] provided that the total amount of loans
together with interest thereon, additional interest,
compound interest, liquidated damages, commitment
charges, prem on pre-payment or on redemption, costs,
 charges, expenses and all other moneys payable by
the Company respect of the said loans, shall not, at
any time exceed the limit of INR 20,000 crores;
authorize the Board to do all such acts, deeds and
things execute all such documents, instruments in

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATA MOTORS LTD
  TICKER:                N/A             CUSIP:     Y85740143
  MEETING DATE:          7/24/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit                         ISSUER          YES          FOR               FOR
and loss account for the YE 31 MAR 2008 and the
balance sheet as at that date together with the
report of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on ordinary shares                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-appoint Mr. Ratan N. Tata as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. R. Gopalakrishnan as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 their remuneration

PROPOSAL #6.: Appoint Dr. R.A. Mashelkar as a                              ISSUER          YES          FOR               FOR
Director of the Company, who was appointed by the
Board of Directors as an Additional Director of the
Company with effect from 28 AUG 2007 and who holds
office upto the date of the forthcoming AGM of the
Company, in terms of Section 260 of the Companies
Act, 1956 [the Act], as specified

PROPOSAL #S.7: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 section 309 and other applicable provisions, if any,
 of the Companies Act, 1956 (the Act), sum not
exceeding 1% per annum of the net profits of the
Company calculated in accordance with the provisions
of Sections 198, 349 and 350 of the Act, be paid to
and distributed amongst the non-whole time Directors
of the Company or some or any of them in such amounts
 or proportions and in such manner and in all
respects as may be decided and directed by the Board
of Directors and such payments shall be made in
respect of the profits of the Company for each year,
for a period of 5 FY's commencing from 01 APR 2008

PROPOSAL #8.: Approve, in the partial modification of                      ISSUER          YES          FOR               FOR
 Resolution 8 passed at the AGM of the Company held
on 11 JUL 2006 and pursuant to the provisions of
Sections 198,269,309,310 and other applicable
provisions, if any, read with Schedule XIII of the
Companies Act, 1956, the Company hereby accords its
approval to the revision in the terms of remuneration
 of Mr. Ravi Kant, as a Managing Director of the
Company by way of an increase in the maximum amount
of his salary [including the remuneration to be paid
in the event of loss or inadequacy of profits in any
FY during the tenure of his appointment] with
authority to the Board of Directors or a Committee
thereof to fix his salary within such maximum amount,
 increasing thereby, proportionately, all benefits
related to the quantum of salary, with effect from 01
 APR 2008, for the remainder of the tenure of his
appointment i.e., up to and including 01 JUN 2009, as
 specified; and authorize the Board of Directors or a
 Committee thereof the Company to take all such steps
 as may be necessary, proper and expedient to give

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATA POWER CO LTD
  TICKER:                N/A             CUSIP:     Y85481128
  MEETING DATE:          9/10/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited profit                         ISSUER          YES          FOR               FOR
and loss account for the YE 31 MAR 2008, the balance
sheet as at that date together with the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Declare a dividend on Equity Shares                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve that Mr. Syamal Gupta as a                           ISSUER          YES          FOR               FOR
Director of the Company, liable to retire by
rotation; the vacancy on the Board of Directors of
the Company so created be not filled

PROPOSAL #4.: Re-appoint Mr. R. Gopalakrishnan as a                        ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 their remuneration

PROPOSAL #6.: Appoint Mr. D.M. Satwalekar as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #7.: Appoint Dr. R.H. Patil as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #8.: Appoint Mr. P.G. Mankad as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #9.: Appoint Mr. S. Padmanabhan as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 the Sections 198, 269, 309 and other applicable
provisions, if any, of the Companies Act, 1956 [the
Act], as amended or re-enacted from time to time,
read with the Schedule XlII to the Act, of the
appointment and terms of remuneration of Mr. S.
Padmanabhan as the Executive Director of the Company
for the period from 06 FEB 2008 to 05 FEB 2013, upon
the terms and conditions as specified, convening this
 meeting including the remuneration to be paid in the
 event of loss or inadequacy of profits in any FY;
and authorize the Directors to alter and vary the
terms and conditions of the said appointment in such
manner as may be agreed to between the Directors and
Mr. Padmanabhan

PROPOSAL #11.: Appoint Mr. B. Agrawala as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #12.: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 the Sections 198, 269, 309 and other applicable
provisions, if any, of the Companies Act 1956 [the
Act], as amended or re-enacted from time to time,
read with Schedule XIII to the Act, of the
appointment and terms of remuneration of Mr. B.
Agrawala as the Executive Director of the Company for
 the period from 15 FEB 2008 to 14 FEB 2013, upon the
 terms and conditions as specified, convening this
meeting including the remuneration to be paid in the
event of loss or inadequacy of profits in any FY; and
 authorize the Directors to alter and vary the terms
and conditions of the said appointment in such manner
 as may be agreed to between the Directors and Mr.

PROPOSAL #S.13: Approve, pursuant to the provisions                        ISSUER          YES          FOR               FOR
of the Section 309 and other applicable provisions,
if any, of the Companies Act, 1956 [the Act], a sum
not exceeding 1% per annum of the net profits of the
Company calculated in accordance with the provisions
of the Sections 198, 349 and 350 of the Act, be paid
to and distributed amongst the Directors of the
Company or some or any of them [other than the
Managing Director and the Executive Director(s)] in
such amounts or proportions and in such manner and in
 all respects as may be directed by the Board of
Directors and such payments shall be made in respect
of the profits of the Company for each year of the
per of 5 years commencing 01 APR 2008

PROPOSAL #14.: Approve, in partial modification of                         ISSUER          YES          FOR               FOR
the Resolution 7 passed at the AGM of the Company
held on 08 AUG 2007 for the appointment and terms of
remuneration of Mr. P.R. Menon, Managing Director of
the Company and in accordance with the provisions of
the Sections 198, 269, 309, 310 and other applicable
provisions if any, of the Companies Act, 1956 [the
Act] read with the Schedule XIII to the Act, of the
revision in the maximum amount of salary payable to
Mr. Menon [including the remuneration to be paid in
the event of loss or inadequacy of profits in any FY]
 during the tenure of his appointment with authority
to the Board of Directors to fix his salary within
such maximum amount, increasing thereby,
proportionately, all benefits related to the quantum
of salary, with effect from 01 APR 2008 for the
remainder of the tenure of his contract as specified
convening this meeting

PROPOSAL #15.: Approve, in partial modification of                         ISSUER          YES          FOR               FOR
the Resolutions 7, 6 and 12 passed at the AGM of the
Company held on 04 AUG 2005, 01 AUG 2006 and 08 AUG
2007 respectively for the appointment and terms of
remuneration of Mr. S. Ramakrishnan, Executive
Director of the Company, and in accordance with the
provisions of the Sections 198, 269, 309, 310 and
other applicable provisions, if any, of the Companies
 Act, 1956 [the Act] read with Schedule XIII to the
Act, of the revision in the maximum amount of salary
payable to Mr. Ramakrishnan [including the
remuneration to be paid in the event of loss or
inadequacy of profits in any FY] during the tenure of
 his appointment with authority to the Board of
Directors to fix his salary within such maximum
amount increasing thereby, proportionately, all
benefits related to the quantum of salary, with
effect from 01 APR 2008 for the remainder of the
tenure of his contract as specified convening this

PROPOSAL #16.: Re-appoint, pursuant to the provisions                      ISSUER          YES          FOR               FOR
 of the Section 228 and other applicable provisions,
if any, of the Companies Act 1 956 [the Act], Hoda
Vasi Chowdhury & Co., Bangladesh as the Branch
Auditors of the Company to hold office from the
conclusion of this meeting until the conclusion of
the next AGM of the Company and to examine and audit
the books of account of the Branch Office of the
Company located at Bangladesh for the FY 2008-09 on
such remuneration as may be mutually agreed upon
between the Board of Directors of the Company and the
 Branch Auditors plus reimbursement of service tax,
traveling and out-of-pocket expenses; and authorize
the Board of Directors of the Company pursuant to the
 provisions of Section 228 and other applicable
provisions, if any, of the Act, to appoint as Branch
Auditors of any branch office which may be opened
hereafter in India or abroad in consultation with the
 Company's Auditors, any person qualified to act as
Branch Auditor within the provisions of the said
Section 228 and approve to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATA STEEL LTD, MUMBAI
  TICKER:                N/A             CUSIP:     Y8547N139
  MEETING DATE:          8/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
profit and loss account for the YE 31 MAR 2008 and
the balance sheet as at the date together with the
report of the Board of Directors and the Auditors

PROPOSAL #2.: Declare a Dividend on the 2% Cumulative                      ISSUER          YES          FOR               FOR
 Convertible Preference Shares

PROPOSAL #3.: Declare a dividend on ordinary shares                        ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Mr. S.M. Palia as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Suresh Krishna as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint Mr. Ishaat Hussain as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #7.: Re-appoint Dr. J.J. Irani as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #8.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 their remuneration

PROPOSAL #9.: Appoint Mr. Andrew Robb as a Director                        ISSUER          YES          FOR               FOR
under the provisions of Section 257 of the Act

PROPOSAL #10.: Appoint Dr. T. Mukherjee as a Director                      ISSUER          YES          FOR               FOR
 under the provisions of Section 257 of the Act

PROPOSAL #11.: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company [hereinafter referred to as the Board
which term shall be deemed to include any Committee
thereof], in superession of Resolution 16 passed at
the AGM of the Company held on 05 JUL 2006, in terms
of Section 293(1)(d) and other applicable provisions,
 if any, of the Companies Act, 1956, for borrowing
from time to time any sum or sums of monies which
together with the monies already borrowed by the
Company [apart from temporary loans obtained or to be
 obtained from the Company's bankers in the ordinary
course of business] may exceed the aggregate of the
paid up capital of the Company and its free reserves,
 that is to say, reserves not set apart for any
specific purpose, provided that the total amount so
borrowed by the Board shall not at any time exceed
the limit of INR 40,000 crores

PROPOSAL #12.: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company [hereinafter referred to as the Board
which term shall be deemed to include any Committee
thereof], pursuant to Section 293(1)(a) and other
applicable provisions, if any, of the Companies Act,
1956, to create such charges, mortgages and
hypothecations in addition to the existing charges,
mortgages and hypothecations created by the Company,
on such movable and immovable properties, both
present and future, and in such manner as the Board
may deem fit, together with power to take over the
Management and concern of the Company in certain
events in favour of Banks/Financial institutions,
other investing agencies and trustees for the holders
 of debentures/bonds/other instruments to secure
rupee/foreign currency loans and/or the issue of
debentures whether partly/fully convertible or non-
convertible and/or securities linked to ordinary
shares and/or rupee/foreign currency convertible
bonds and/or bonds with share warrants attached
[hereinafter collectively referred to as Loans]
provided that the total amount of loans together with
 interest thereon, additional interest, compound
interest, liquidated damages, commitment charges,
premia on pre-payment or on redemption, costs,
charges, expenses and all other moneys payable by the
 Company in respect of the said loans, shall not, at
any time exceed the limit of INR 40,000 crores; and
to do all such acts, deeds and things, to execute all
 such documents, instruments and writings as may be

PROPOSAL #13.: Re-appoint, pursuant to the provisions                      ISSUER          YES          FOR               FOR
 of Section 228 and other applicable provisions, if
any, of the Companies Act, 1956, [the Act], Messrs.
Deloitte & Touche, Singapore, the retiring Branch
Auditors of the Singapore Branch of the Company as
the Branch Auditors of the Company to hold office
from the conclusion of this meeting up to the
conclusion of the next AGM of the Company and to
examine and audit the books of account of the Branch
Office of the Company located at Singapore for the FY
 2008-2009 on such remuneration as may be mutually
agreed upon between the Board of Directors and the
Branch Auditors, plus reimbursement of service tax,
out-of-pocket, travelling and living expenses,
incurred in connection with the audit; authorize the
Board of Director of the Company, pursuant to the
provisions of Section 228 and other applicable
provisions, if any, of the Act, to appoint as the
Branch Auditors of any branch office which may be
opened hereafter in India or abroad in consultation
with the Company's Auditors, any person qualified to
act as Branch Auditor within the provisions of the
said Section 228 of the Act and approve to fix their

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATE & LYLE PLC, LONDON
  TICKER:                N/A             CUSIP:     G86838128
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports and accounts of the                      ISSUER          YES          FOR               FOR
 Directors and of the Auditors for the YE 31 MAR 2008

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report set out in the report and accounts for the YE
31 MAR 2008

PROPOSAL #3.: Declare a final dividend on the                              ISSUER          YES          FOR               FOR
ordinary shares of the Company

PROPOSAL #4.: Re-elect Dr. Barry Zoumas as a Director                      ISSUER          YES          FOR               FOR
 of the Company

PROPOSAL #5.: Re-elect Sir David Lees as a Director                        ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors

PROPOSAL #7.: Authorize the Directors to set the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #S.8: Approve to renew the Company's                              ISSUER          YES          FOR               FOR
authority to purchase its own shares

PROPOSAL #9.: Approve to renew the Directors'                              ISSUER          YES          FOR               FOR
authority to allot shares

PROPOSAL #S.10: Approve to renew the Directors'                            ISSUER          YES          FOR               FOR
authority to disapply shareholders' pre-emption
rights in relation to the allotment of shares

PROPOSAL #11.: Aprove to renew the Company's                               ISSUER          YES          FOR               FOR
authority to make political donations and incur
political expenditure

PROPOSAL #S.12: Approve and adopt the amended                              ISSUER          YES          FOR               FOR
Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATTS GROUP LTD
  TICKER:                N/A             CUSIP:     Q8852J102
  MEETING DATE:          11/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Chairman and the Chief Executive                             ISSUER          NO           N/A               N/A
presentations

PROPOSAL #2.: Receive and consider the financial                           ISSUER          NO           N/A               N/A
report for the Company and its controlled entities
for the period ended 30 JUN 2008 together with the
Directors' report and the Auditor's Report as
specified in the annual report

PROPOSAL #3.a: Re-elect Mr. Julien Playoust as a                           ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Constitution

PROPOSAL #3.b: Re-elect Mr. Kevin Seymour as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Constitution

PROPOSAL #4.: Adopt the remuneration report forming                        ISSUER          YES          FOR               FOR
part of the Directors' report for the period ended 30
 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TATUNG CO LTD
  TICKER:                N/A             CUSIP:     Y8548J103
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations and the                        ISSUER          NO           N/A               N/A
2008 financial statements

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve the proposal of long-term                           ISSUER          YES        AGAINST           AGAINST
capital injection by issuing new shares, global
depositary receipt or issuance of securities via
private placement

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
trading derivatives

PROPOSAL #B.8: Approve to revise the rules of                              ISSUER          YES          FOR               FOR
shareholder meeting

PROPOSAL #B.9: Approve to revise the election rules                        ISSUER          YES          FOR               FOR
of the Directors and Supervisors

PROPOSAL #B.10: Extraordinary motions                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TDK CORPORATION
  TICKER:                N/A             CUSIP:     J82141136
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Directors,
Adopt Reduction of Liability System for Outside
Auditors

PROPOSAL #3.: Approve the Plan for an Incorporation-                       ISSUER          YES          FOR               FOR
Type Company Split

PROPOSAL #4.: Approve Issuance of Share Acquisition                        ISSUER          YES          FOR               FOR
Rights as Stock Options

PROPOSAL #5.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TECH MAHINDRA LTD, PUNE
  TICKER:                N/A             CUSIP:     Y85491101
  MEETING DATE:          7/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt balance sheet as at                        ISSUER          YES          FOR               FOR
31 MAR 2008 and the profit and loss account for the
YE on the date and the report of the Board of
Directors and the Auditors thereon

PROPOSAL #2.: Declare a final dividend for the FYE 31                      ISSUER          YES          FOR               FOR
 MAR 2008

PROPOSAL #3.: Re-appoint Mr. Bharat N. Doshi as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Hon. Akash Paul as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Arun Seth as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation

PROPOSAL #6.: Appoint M/s. Deloitte Haskins & Sells,                       ISSUER          YES          FOR               FOR
Chartered Accountants, as the Auditors who shall hold
 the office from the conclusion of this AGM, until
the conclusion of the next AGM of the Company and
approve to fix their remuneration

PROPOSAL #7.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, pursuant to Section 293(1)(e) of the
Companies Act, 1956 and subject to such approvals, if
 any, to contribute to Mahindra Education Foundation,
 any amount which may exceed the limits specified in
the Section but not exceeding INR 250 million in
addition to the amount which is 1% of net profits of
the Company to charitable and other funds, not
directly relating to the business of the Company or
the welfare of its employees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TECH MAHINDRA LTD, PUNE
  TICKER:                N/A             CUSIP:     Y85491101
  MEETING DATE:          3/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, pursuant to Section 31 and 259                       ISSUER          YES          FOR               FOR
and other applicable provisions, if any, of the
Companies Act, 1956 and subject to the approval of
the Central Government and any other approval as may
be required by Law, Article 106 of the Articles of
Association to read as under: number of Directors
106, unless otherwise determined by a general meeting
 of the Company and subject to the provisions of
Section 252 of the Act, the number of Directors shall
 not be less than 6 nor more than 15 and authorize
Mr. Vineet Nayyar, Vice Chairman & Managing Director
or Mr. Vikrant C. Gandhe, Assistant Company Secretary
 of the Company to complete all formalities in this
regard and to do all such acts, deeds and incur such
expenditure and take such ancillary and incidental
steps, as may be required in this regard

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TECHNIP (EX-TECHNIP-COFLEXIP), PARIS
  TICKER:                N/A             CUSIP:     F90676101
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the report of the Board of                          ISSUER          YES          FOR               FOR
Directors and the Auditors' report, the Company's
financial statements for the year 2008, as presented,
 showing income of EUR 250,881,144.87

PROPOSAL #O.2: Acknowledge the distributable income                        ISSUER          YES          FOR               FOR
of EUR 250,811,144.87 allocated as follows: global
dividend: EUR 127,501,704.00, the remaining balance
of the retained earnings consequently, the
shareholders will receive a net dividend of EUR 1.20
per share, and will entitle to the 40 % deduction
provided by the French general tax code. this
dividend will be paid on 12 MAY 2009 in the event
that the company holds some of its own shares on such
 date, the amount of the unpaid dividend on such
shares shall be allocated to the retained earnings
account as required by law, it is reminded that, for
the last three financial years, the dividends paid,
were as follows: EUR 1.20 for FY 2007, EUR 2.10 and

PROPOSAL #O.3: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and of the Auditors, the consolidated
financial statements for the said financial year, in
the form presented to the meeting

PROPOSAL #O.4: Approve the special report of the                           ISSUER          YES        AGAINST           AGAINST
Auditors on agreements governed by Articles l.225-38
ET SEQ of the French commercial code, acknowledges
the conclusions of this report and the agreement
entered into and the commitments authorized during
the 2009 FY referred to therein

PROPOSAL #O.5: Approve the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Articles L225-38
ET SEQ. the French commercial code, acknowledges the
conclusions of this report and approve the agreement
entered into during the 2008 FY referred to therein

PROPOSAL #O.6: Approve the special report of the                           ISSUER          YES          FOR               FOR
Auditors on agreements governed by Article l.225-38
ET SEQ. of the French commercial code, acknowledges
the conclusions of this report and the agreement
previously entered into and which remained in force
in 2008 referred to therein

PROPOSAL #O.7: Approve to renew the appointment of                         ISSUER          YES          FOR               FOR
Mr. Jean-Pierre Lamoure as a Director for a 4-year

PROPOSAL #O.8: Approve to renew the appointment Mr.                        ISSUER          YES          FOR               FOR
Daniel Lebegue as a Director for a 4-year period

PROPOSAL #O.9: Approve to renew the appointment Mr.                        ISSUER          YES          FOR               FOR
Bruno Weymuller as a Director for a 4-year period

PROPOSAL #O.10: Appoint Mr. Gerard Hauser for a 4-                         ISSUER          YES          FOR               FOR
year period

PROPOSAL #O.11: Appoint Mr. Marwan Lahoud  as a                            ISSUER          YES          FOR               FOR
Director for a 4-year period

PROPOSAL #O.12: Appoints Mr. Joseph Rinaldi as                             ISSUER          YES          FOR               FOR
Director for a 4-year period

PROPOSAL #O.13: Approve the shareholders' meeting to                       ISSUER          YES          FOR               FOR
resolves toward total annual fees of EUR 440,000.00
to the Board of Directors

PROPOSAL #O.14: Authorizes the Board of Directors,                         ISSUER          YES          FOR               FOR
one or more occasions, to trade in the Company's
shares on the stock market subject to the conditions
described below: maximum purchase price: EUR 60.00,
maximum number of shares to be acquired: 10% of the
share capital this authorization is given for an 18-
month period the shareholders' meeting delegates all
powers to the Board of Directors to take all
necessary measures and accomplish all necessary
formalities this delegation of powers supersedes any
and all earlier delegations to the same effect and
the one granted by the ordinary shareholders' meeting
 of  06 MAY2008 in its resolution 7

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the capital, on one or more occasions, in
France or abroad, by a maximum amount of EUR
37,500,000.00, by issuance, with preferred
subscription rights maintained of shares or any
securities giving access to the share capital the
shareholders' meeting also delegates to the Board of
Directors the necessary powers to issue securities
giving right to the allocation of debt securities the
 overall amount of debt securities giving access to
the share capital or giving right to the allocation
of debt securities which may be issued shall not
exceed EUR 2,500,000,000.00 this authorization is
granted for a 26-month period the shareholders'
meeting delegates all powers to the board of
directors to take all necessary measures and
accomplish all necessary formalities this delegation
supersedes the delegation granted by the
extraordinary shareholders' meeting of 27 APR 2007 in

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the capital, on one or more occasions, in
France or abroad, by a maximum amount of EUR
12,000,000.00, by issuance by way of a public
offering or an offer governed by paragraph ii of
Article l. 411-2 of the monetary and financial code,
with cancellation of the preferred subscription
rights of shares or any securities giving access to
the share capital this amount shall count against the
 ceiling of EUR 37,500,000.00 set forth in resolution
 15 the shareholders' meeting also delegates to the
Board of Directors the necessary powers to issue
securities giving right to the allocation of debt
securities the overall amount of debt securities
giving access to the share capital or giving right to
 the allocation of debt securities which may be
issued shall not exceed EUR 2,5500,000,000.00 this
amount shall count against the ceiling of EUR
2,500,000,000.00 set forth in resolution 15 the
securities may be issued in consideration for
securities tendered in a public exchange offer
initiated by the company concerning the shares of
another Company this authorization is granted in the
limit and in accordance with Article l.225-148 of the
 French commercial code this authorization is granted
 for a 26-month period; it supersedes the delegation
granted by the extraordinary shareholders' meeting of
  27 APR 2007 in its resolution  21 the shareholders'
 meeting delegates all powers to the Board of
Directors to take all necessary measures and

PROPOSAL #E.17: Authorizes the Board of Directors to                       ISSUER          YES          FOR               FOR
increase the share capital, on one or more occasions,
 in favour of employees of French or foreign
companies and related companies who are members of a
company savings plant his delegations given for a 26-
month period and for a nominal amount that shall not
exceed 2 per cent of the share capital the amount of
the capital increases which may be carried out by the
 virtue of the present delegation shall count against
 the ceiling of EUR 37,500,000.00 set forth in
resolution 15 the shareholders' meeting delegates all
 powers to the Board of Directors to take all
necessary measures and accomplish shall necessary
formalities the shareholders' meeting delegates to
the Board of Directors all powers to charge the share
 issuance costs against the related premiums and
deduct from the premiums the amounts necessary to
raise the legal reserve to one tenth of the new
capital after each increase this delegation
supersedes the delegation granted by the
extraordinary shareholders' meeting of  27APR 2007 in

PROPOSAL #E.18: Authorizes the Board of Directors to                       ISSUER          YES        AGAINST           AGAINST
grant, for free, on one or more occasions, existing
shares, in favour of the employees of the Company
technip, and employees and corporate officers of
related companies; they may not represent more than
1% of the share capital the present delegation is
given for a 24-month period the shareholders' meeting
 delegates all powers to the Board of Directors to
take all necessary measures and accomplish all
necessary formalities this authorization of powers
supersedes any and all earlier authorizations to the

PROPOSAL #E.19: Adopt the resolution 18 of the                             ISSUER          YES          FOR               FOR
present meeting, the shareholders' meeting authorizes
 the Board of Directors to grant, for free, on one or
 more occasions, existing shares, in favour of the
Board of Directors' chairman and the general manager
of the Company, corporate officer of the company.
they may not represent more than 0.03% of the share
capital the present delegation is given for a 24-
month period the shareholders' meeting delegates all
powers to the Board of Directors to take all
necessary measures and accomplish all necessary
formalities this authorization supersedes any and all
 earlier authorizations  to the same effect

PROPOSAL #E.20: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
grant, in one or more transactions, to the employees
and corporate officers of the company and related
companies, options giving the right either to
subscribe for new shares in the company to be issued
through a share capital increase, or to purchase
existing shares purchased by the Company, it being
provided that the options shall not give rights to a
total number of shares which shall exceed 1% of the
share capital the present authorization is granted
for a 24-month period the shareholders' meeting
delegates all powers to the Board of Directors to
take all necessary measures and accomplish all
necessary formalities

PROPOSAL #E.21: Adopt the resolution 20 of the                             ISSUER          YES          FOR               FOR
present meeting, authorize the Board of Directors to
grant, in one or more transactions, to the chairman
of the Board of Directors and, or the general
manager, corporate officer of the Company, options
giving the right either to subscribe for new shares
in the Company to be issued through a share capital
increase, or to purchase existing shares purchased by
 the Company it being provided that the options shall
 not give rights to a total number of shares, which
shall exceed 0.10 % of the capital the present
authorization is granted for a 24-month period; it
supersedes any and all earlier delegations to the
same effect the shareholders' meeting delegates all
powers to the board of directors to take all
necessary measures and accomplish all necessary

PROPOSAL #O.22: Grants full powers to the bearer of                        ISSUER          YES          FOR               FOR
an original, a copy or extract of the minutes of this
 meeting to carry out all filings publications and
other formalities prescribed by law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TECHTRONIC INDUSTRIES CO LTD
  TICKER:                N/A             CUSIP:     Y8563B159
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the statement of                         ISSUER          YES          FOR               FOR
accounts and the reports of the Directors and
Auditors for the YE 31 DEC 2008

PROPOSAL #2.: Declare the final dividend of HKD 3.00                       ISSUER          YES          FOR               FOR
cents per share to shareholders whose names appear on
 the Register of Members of the Company on 27 MAY 2009

PROPOSAL #3.A: Re-elect Mr. Frank Chi Chung Chan as a                      ISSUER          YES          FOR               FOR
 Group Executive Director

PROPOSAL #3.B: Re-elect Mr. Stephan Horst Pudwill as                       ISSUER          YES          FOR               FOR
a Group Executive Director

PROPOSAL #3.C: Re-elect Mr. Christopher Patrick                            ISSUER          YES          FOR               FOR
Langley OBE as an Independent Non-Executive Director

PROPOSAL #3.D: Re-elect Mr. Manfred Kuhlmann as an                         ISSUER          YES          FOR               FOR
Independent Non-Executive Director

PROPOSAL #3.E: Authorize the Directors to fix their                        ISSUER          YES          FOR               FOR
remuneration for the YE 31 DEC 2009

PROPOSAL #4.: Re-appoint Deloitte Touche Tohmatsu as                       ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares of
HKD 0.10 each in the capital of the Company and to
make or grant offers, agreements and options
[including bonds, notes, warrants, debentures and
securities convertible into shares of the Company]
during and after the relevant period, not exceeding
the aggregate of a) 10% of the aggregate nominal
amount of the issued share capital of the Company in
case of an allotment and issue of shares for a
consideration other than cash; and b) 20% of the
aggregate nominal amount of the issued share capital
of the Company in case of an allotment and issue of
shares for cash and any shares to be allotted and
issued pursuant to the approval shall not be issued
at a discount of more than 5% to the Benchmarked
Price of the shares and the said approval shall be
limited accordingly, otherwise than pursuant to i) a
rights issue; or ii) the exercise of subscription or
conversion under the terms of any warrants issued by
the Company or any bonds, notes debentures and
securities which are convertible into shares of the
Company; or iii) the exercise of any share option
scheme or similar arrangement; or iv) an issue of
shares by way of scrip dividend or similar
arrangement; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares of HKD 0.10 each in the share
capital of the Company during the relevant period, on
 the Stock Exchange or any other exchange on which
the shares of the Company may be listed and
recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for this
purposes, subject to and in accordance with all
applicable laws and regulations, shall not exceeding
10% of the aggregate nominal amount of the issued
share capital of the Company in issue as at the date
of passing this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the
Articles of Association of the Company or any

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 5 and 6, the aggregate nominal amount
of the share capital of the Company purchased by the
Company pursuant to Resolution 6, be added to the
aggregate nominal amount of the share capital of the
Company that may be allotted or agreed conditionally
or unconditionally to be allotted by the Directors of
 the Company pursuant and in accordance with the
Resolution 5

PROPOSAL #S.8: Amend with respect to Articles 5(B),                        ISSUER          YES          FOR               FOR
67, 72, 74, 75, 76, 77, 78, 80, 83, 85, 87, 171 and
177(B) of the Articles of Association of the Company
as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TECHTRONIC INDUSTRIES CO LTD
  TICKER:                N/A             CUSIP:     Y8563B159
  MEETING DATE:          5/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve: a) the creation and issue of                        ISSUER          YES          FOR               FOR
USD 50,900,000 in principal amount of 8.5% unlisted
and unsecured convertible bonds due 2014 [the Tranche
 2 Bonds] and up to USD 25,000,000 in principal
amount of 8.5% unlisted and unsecured convertible
bonds due 2014 [the Optional Bonds] by the Company,
on and subject to the terms and conditions contained
in the subscription agreement dated 24 APR 2009 [the
Subscription Agreement] [as specified] between the
Company and Merrill Lynch Far East Limited, the
Hongkong and Shanghai Banking Corporation Limited and
 Citigroup Global Markets Asia Limited [the Placing
Agents] in respect of, Inter Alia, the placing of the
 Tranche 2 Bonds and the Optional Bonds; b) the
creation and issue of 18,964,831 warrants [the
Tranche 2 Warrants] and up to 9,314,750 warrants [the
 Optional Warrants] by the Company, on and subject to
 the terms and conditions contained in the
Subscription Agreement between the Company and the
Placing Agents in respect of, inter alia, the placing
 of the Tranche 2 Warrants and the Optional Warrants;
 authorize the Directors of the Company and
specifically authorized to issue the Tranche 2 Bonds,
 the Tranche 2 Warrants, the Optional Bonds and the
Optional Warrants on and subject to the terms and
conditions of the Subscription Agreement, the terms
and conditions of the Bonds [the Bond Conditions] and
 the terms and conditions of the Warrants [the
Warrant Conditions]; authorize the Directors of the
Company and specifically authorized to allot and
issue such number of new shares [Specific Mandate] as
 may be required to be allotted and issued upon
conversion of all of the Tranche 2 Bonds and Optional
 Bonds and exercise of all of the Tranche 2 Warrants
and Optional Warrants approved to be issued under
this resolution and subject to the terms and
conditions of the Subscription Agreement, the Bond
Conditions and the Warrant Conditions, the Specific
Mandate is in addition to, and shall not prejudice
nor revoke the existing general mandate granted to
the Directors of the Company by the shareholders of
the Company in the AGM of the Company held on 27 MAY
2009 at 10:00 a.m. or such other general or specific
mandate[s] that may have been granted to the
directors of the Company prior to the passing of this
 resolution; and authorize any Director(s) of the
Company to sign, seal, execute, perfect, deliver all
such documents and to do all such things and acts as
he may in his discretion consider necessary,
expedient or desirable to effect the issue of the
Tranche 2 Bonds, the Tranche 2 Warrants, the Optional
 Bonds and the Optional Warrants as contemplated
under the Subscription Agreement, upon such terms and

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TECK COMINCO LTD
  TICKER:                N/A             CUSIP:     878742204
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect 14 Directors as specified                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint PricewaterhouseCoopers LLP as                        ISSUER          YES          FOR               FOR
the Auditors and authorize the Directors to fix the
Auditor's remuneration

PROPOSAL #S.3: Amend the Articles of the Corporation                       ISSUER          YES          FOR               FOR
to: (i) delete in their entirety, the authorized but
unissued Preferred Shares Series 1 and the authorized
 but unissued Preferred Shares Series 2 in the
capital of the Corporation and (ii) change the
Corporation's name to Teck Resources

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TECO ELEC & MACHY LTD
  TICKER:                N/A             CUSIP:     Y8563V106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the audited reports                               ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of investment for                      ISSUER          NO           N/A               N/A
 2008

PROPOSAL #A.4: To report the status of endorsement,                        ISSUER          NO           N/A               N/A
guarantee and monetary loans

PROPOSAL #A.5: To report the status of buyback                             ISSUER          NO           N/A               N/A
treasury stock

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.5 per share

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B61.1: Elect Mr. Theodore M. H. Huang,                           ISSUER          YES          FOR               FOR
Shareholder No: 49 as a Director

PROPOSAL #B61.2: Elect Mr. Fred P. C. Huang,                               ISSUER          YES          FOR               FOR
Shareholder No: 122 as a Director

PROPOSAL #B61.3: Elect Mr. John C. T. Huang,                               ISSUER          YES          FOR               FOR
Shareholder No: 7623 as a Director

PROPOSAL #B61.4: Elect Mr. Hsien Sheng Kuo,                                ISSUER          YES          FOR               FOR
Shareholder No: 103 as a Director

PROPOSAL #B61.5: Elect Yaskawa Electric                                    ISSUER          YES          FOR               FOR
Corporation/Shareholder No: 300021, representative:
Mr. Masao Kito as a Director

PROPOSAL #B61.6: Elect Tong Ho Global Investment                           ISSUER          YES          FOR               FOR
Company Limited/Shareholder No: 167061,
representative: Mr. C. K. Liu as a Director

PROPOSAL #B61.7: Elect Jung Gi Investment Company                          ISSUER          YES          FOR               FOR
Limited/Shareholder No: 83646, representative: Mr.
Emilie Sun as a Director

PROPOSAL #B61.8: Elect Mao Yang Company                                    ISSUER          YES          FOR               FOR
Limited/Shareholder No: 110364, representative: Mr.
Yung Hsiang Chang as a Director

PROPOSAL #B61.9: Elect Creative Sensor,                                    ISSUER          YES          FOR               FOR
Incorporation, Shareholder No: 367160,
representative: Mr. S.C. Lin as a Director

PROPOSAL #B6110: Elect Lien Chang Electronic                               ISSUER          YES          FOR               FOR
Enterprise Company Limited, Shareholder No: 367193,
representative: Mr. Sophia Chiu as a Director

PROPOSAL #B6111: Elect Kuang Yuan Industrial Company                       ISSUER          YES          FOR               FOR
Limited/Shareholder No: 15700, representative: Mr.
Chung Te Chang as a Director

PROPOSAL #B62.1: Elect Tong Kuang Investment Company                       ISSUER          YES          FOR               FOR
Limited/Shareholder No: 16234, representative: Mr. Po
 Yuan Wang as a Supervisor

PROPOSAL #B62.2: Elect Tong Kuang Investment Company                       ISSUER          YES          FOR               FOR
Limited/Shareholder No: 16234, representative: Mr.
Hsin Yi Lin as a Supervisor

PROPOSAL #B.7: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.8: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TEIJIN LIMITED
  TICKER:                N/A             CUSIP:     J82270117
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5.: Approve Renewal of Countermeasures to                        ISSUER          YES        AGAINST           AGAINST
Large-Scale Acquisitions of the Company's Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELE NORTE LESTE PARTICIPACOES S A
  TICKER:                N/A             CUSIP:     P9036X117
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Acknowledge the Director's accounts,                         ISSUER          YES          FOR               FOR
examine, discuss and approve the Board of Directors
report and the financial statements for the FYE 31
DEC 2008, accompanied by the Independent Auditor's

PROPOSAL #II.: Approve the distribution of net                             ISSUER          YES          FOR               FOR
profits from the 2008 FY and to pay Company
dividends, within the limits of interest over capital
 declared during the 2008 FY, the payment of profit
sharing to the employees in accordance with that
which is provided for in Article 37 of the Corporate

PROPOSAL #III.: Elect the Members of the Finance                           ISSUER          YES        AGAINST           AGAINST
Committee and their respective substitutes

PROPOSAL #IV.: Approve to decide on the remuneration                       ISSUER          YES          FOR               FOR
for Administrators and the Members of the Finance
Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELE2 AB
  TICKER:                N/A             CUSIP:     W95878117
  MEETING DATE:          5/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Lawyer Martin Borresen as a                        ISSUER          NO           N/A               N/A
Chairman of the AGM

PROPOSAL #2.: Approve the voting list                                      ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the agenda                                           ISSUER          NO           N/A               N/A

PROPOSAL #4.: Elect 1 or 2 persons to check and                            ISSUER          NO           N/A               N/A
verify the minutes

PROPOSAL #5.: Approve to determine whether the                             ISSUER          NO           N/A               N/A
meeting has been duly convened

PROPOSAL #6.: Receive the annual report and Auditors                       ISSUER          NO           N/A               N/A
report and of the consolidated financial statements
and the Auditors report on the consolidated financial
 statements

PROPOSAL #7.: Adopt the income statement and balance                       ISSUER          YES          FOR               FOR
sheet and of the consolidated income statement and
the consolidated balance sheet

PROPOSAL #8.: Approve the ordinary dividend of SEK                         ISSUER          YES          FOR               FOR
3.50 per share and an extraordinary dividend of SEK
1.50 per share, in total SEK 5.00 per share; the
record date is proposed to be 14 MAY 2009

PROPOSAL #9.: Grant discharge the liability of the                         ISSUER          YES        AGAINST           AGAINST
Directors of the Board and the Chief Executive Officer

PROPOSAL #10.: Approve the number of Directors of the                      ISSUER          YES          FOR               FOR
 Board to be 8 and no deputy directors

PROPOSAL #11.: Approve the remuneration to the Board                       ISSUER          YES          FOR               FOR
of Directors for the period until the close of the
next AGM shall amount to a total of SEK 5,125,000 of
which SEK 1,200,000 shall be allocated to the
Chairman of the Board, SEK 600,000 to the Deputy
Chairman of the Board of Directors and SEK 450,000 to
 each of the Directors of the Board and in total SEK
625,000 as remuneration for the work in the
committees of the Board of Directors; the Nomination
Committee proposes that for work within the Audit
Committee SEK 200,000 shall be allocated to the
Chairman and SEK 100,000 to each of the other three
members. For work within the Remuneration Committee
SEK 50,000 shall be allocated to the Chairman and SEK
 25,000 to each of the other three members; the
remuneration to the Board of Directors is therefore
proposed to be unchanged, except for the increase of
SEK 150,000 in the remuneration because of the newly-
established position Deputy Chairman of the Board of
Directors. Furthermore, remuneration to the auditor
shall be paid in accordance with approved invoices

PROPOSAL #12.: Re-elect Messrs. Mia Brunell Livfors,                       ISSUER          YES          FOR               FOR
Vigo Carlund, John Hepburn, Mike Parton, John
Shakeshaft, Cristina Stenbeck, Pelle Tornberg and
Jere Calmes as the Board of Directors and Mr. Vigo
Carlund as a Chairman of the Board of Directors;
elect Mr. Mike Parton as a Deputy Chairman of the
Board of Directors

PROPOSAL #13.: Approve the procedure of the                                ISSUER          YES          FOR               FOR
Nomination Committee as specified

PROPOSAL #14.: Amend Section 9, second Paragraph, of                       ISSUER          YES          FOR               FOR
the Articles of Association as specified

PROPOSAL #15.: Approve the guidelines on remuneration                      ISSUER          YES          FOR               FOR
 for Senior Executives as specified

PROPOSAL #16.A: Adopt the performance based Incentive                      ISSUER          YES          FOR               FOR
 Programme [the Plan] as specified

PROPOSAL #16.B: Authorize the Board, during the                            ISSUER          YES          FOR               FOR
period until the next AGM, to increase the Company's
share capital by not more than SEK 1,062,500 by the
issue of not more than 850,000 Class C shares, each
with a ratio value of SEK 1.25; with disapplication
of the shareholders preferential rights, Nordea Bank
AB [publ] shall be entitled to subscribe for the new
Class C shares at a subscription price corresponding
to the ratio value of the shares; the purpose of the
authorization and the reason for the disapplication
of the shareholders' preferential rights in
connection with the issue of shares is to ensure
delivery of Class B shares to participants under the

PROPOSAL #16.C: Authorize the Board, during the                            ISSUER          YES          FOR               FOR
period until the next AGM, to repurchase its own
Class C shares; the repurchase may only be effected
through a public offer directed to all holders of
Class C shares and shall comprise all outstanding
Class C shares; the purchase may be effected at a
purchase price corresponding to not less than SEK
1.25 and not more than SEK 1.35; payment for the
Class C shares shall be made in cash; the purpose of
the repurchase is to ensure the delivery of Class B

PROPOSAL #16.D: Approve to transfer Class B shares as                      ISSUER          YES          FOR               FOR
 specified

PROPOSAL #17.: Approve to reduce the Company's share                       ISSUER          YES          FOR               FOR
capital by a maximum of SEK 5,625,000 by redemption,
without repayment, of 4,500,000 Class B shares, which
 the Company has repurchased; furthermore, the Board
of Directors proposes that the redemption amount
should be reserved to non-restricted equity;
according to the Companies Act, a resolution to
reduce the share capital may only be executed after
the Swedish Companies Registration Office has
registered the resolution and after permission from
the Swedish Companies Registration Office or, if

PROPOSAL #18.: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
pass a resolution on 1 or more occasions for the
period up until the next AGM on purchasing so many
Class A and/or Class B shares that the Company's
holding does not at any time exceed 10% of the total
number of shares in the Company; the purchase of
shares shall take place on the NASDAQ OMX Stockholm
and may only occur at a price within the share price
interval registered at that time, where share price
interval means the difference between the highest
buying price and lowest selling price as specified

PROPOSAL #19.: Approve to reclassify their Class A                         ISSUER          YES          FOR               FOR
shares into Class B shares, upon which time one Class
 A share shall be eligible for reclassification into
one Class B share; an application for
reclassification shall be made during the period 12
MAY 2009 through 15 MAY 2009; the reclassification
request may include some or all of the shareholder's
Class A shares and should either state the number of
Class A shares that shall be reclassified, or the
fraction [stated in percentage with no more than two
decimals] of the total number of votes in the company
 that the Class A shareholder wants to hold after the
 reclassification; an application for
reclassification shall be made in writing to the
Board Of Directors which will thereafter handle the
issue of reclassification; such a request shall be
made on a special form which is to be sent to owners
of Class A shares whose holding are registered in
their own names well in advance of 12 MAY 2009, as
well as being made available at the Company's

PROPOSAL #20.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELECOM ARGENTINA, S.A.
  TICKER:                TEO             CUSIP:     879273209
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPOINT TWO SHAREHOLDERS TO APPROVE AND                      ISSUER          YES          FOR             AGAINST
 SIGN THE MINUTES OF THE MEETING.

PROPOSAL #02: REVIEW OF THE DOCUMENTS PROVIDED FOR IN                      ISSUER          YES          FOR             AGAINST
 SECTION 234, SUBSECTION 1 OF LAW N 19,550, THE
COMISION NACIONAL DE VALORES REGULATION AND THE
LISTING REGULATIONS OF THE BOLSA DE COMERCIO DE
BUENOS AIRES, AND OF THE ACCOUNTING DOCUMENTS IN
ENGLISH LANGUAGE REQUIRED BY THE U.S. SECURITIES &
EXCHANGE COMMISSION REGULATION FOR THE 20TH FISCAL
YEAR ENDED ON DECEMBER 31, 2008.

PROPOSAL #03: CONSIDERATION OF THE NET INCOME OF THE                       ISSUER          YES          FOR             AGAINST
FISCAL YEAR AND THE PROPOSAL OF THE BOARD OF
DIRECTORS TO ALLOCATE THE AMOUNT OF $ 12,633,414.-
(5% OF THE FISCAL YEAR NET INCOME AFTER PREVIOUS
FISCAL YEARS ADJUSTMENTS AND LOSS DEDUCTION) TO THE
LEGAL RESERVE AND USE THE BALANCE OF THE ACCUMULATED
EARNINGS AS OF DECEMBER 31, 2008 ($ 240,034,873.-) TO
 PARTLY RECONSTITUTE THE LEGAL RESERVE WHICH HAD BEEN
 ALLOCATED TO ABSORB THE ACCUMULATED LOSS AS OF
DECEMBER 31, 2005 ($ 277,242,773.-).

PROPOSAL #04: REVIEW OF THE PERFORMANCE OF THE BOARD                       ISSUER          YES          FOR             AGAINST
OF DIRECTORS AND THE SUPERVISORY COMMITTEE ACTING
DURING THE 20TH FISCAL YEAR.

PROPOSAL #05: DETERMINATION OF THE BOARD OF                                ISSUER          YES          FOR             AGAINST
DIRECTORS' COMPENSATION (P$3,500,000,- ALLOCATED
AMOUNT) FOR THE FISCAL YEAR ENDED ON DECEMBER 31,
2008, WHICH REPRESENT 1.44% OF ACCOUNTABLE EARNINGS.

PROPOSAL #06: AUTHORIZATION OF THE BOARD OF DIRECTORS                      ISSUER          YES          FOR             AGAINST
 TO MAKE ADVANCE PAYMENTS OF FEES FOR UP TO
P$4.000.000 PAYABLE TO THOSE DIRECTORS ACTING DURING
THE 21ST FISCAL YEAR, ADREFERENDUM TO THE DECISION
PASSED AT THE SHAREHOLDERS' MEETING REVIEWING THE
DOCUMENTS OF SUCH FISCAL YEAR.

PROPOSAL #07: DETERMINATION OF THE FEES PAYABLE TO                         ISSUER          YES          FOR             AGAINST
THE SUPERVISORY COMMITTEE ACTING DURING THE 20TH
FISCAL YEAR. AUTHORIZATION TO MAKE ADVANCES TO THE
MEMBERS OF THE SUPERVISORY COMMITTEE WHO WILL ACT
DURING THE 21ST FISCAL YEAR, CONTINGENT ON THE
DECISION ADOPTED AT THE SHAREHOLDERS' MEETING THAT
WILL REVIEW THE DOCUMENTS OF SUCH FISCAL YEAR AND

PROPOSAL #08: DETERMINATION OF THE NUMBER OF THE                           ISSUER          YES        AGAINST           AGAINST
REGULAR AND ALTERNATE DIRECTORS FOR THE 21ST FISCAL
YEAR AND THEIR ELECTION.

PROPOSAL #09: ELECTION OF THE REGULAR AND ALTERNATE                        ISSUER          YES          FOR             AGAINST
MEMBERS OF THE SUPERVISORY COMMITTEE FOR THE 21ST
FISCAL YEAR.

PROPOSAL #10: APPOINTMENT OF THE INDEPENDENT AUDITORS                      ISSUER          YES          FOR             AGAINST
 OF THE FINANCIAL STATEMENTS FOR THE 21ST FISCAL YEAR
 AND DETERMINATION OF THEIR COMPENSATION AS WELL AS
THAT PERTAINING FOR THOSE ACTING DURING FISCAL ENDED
DECEMBER 31, 2008.

PROPOSAL #11: CONSIDERATION OF THE BUDGET TO BE                            ISSUER          YES          FOR             AGAINST
ASSIGNED TO THE AUDIT COMMITTEE FOR FISCAL YEAR 2009.

PROPOSAL #12: REVIEW OF THE MERGER SPECIAL                                 ISSUER          YES          FOR             AGAINST
CONSOLIDATED BALANCE SHEET OF CUBECORP ARGENTINA S.A.
 AND TELECOM ARGENTINA S.A., PREPARED AS OF DECEMBER
31, 2008 AND THE RELEVANT REPORT MADE BY THE
SUPERVISORY COMMITTEE.

PROPOSAL #13: REVIEW OF THE PRELIMINARY MERGER                             ISSUER          YES          FOR             AGAINST
AGREEMENT EXECUTED BY CUBECORP ARGENTINA S.A. (AS
ACQUIRED COMPANY WHICH WILL BE DISSOLVED WITHOUT
LIQUIDATION) AND TELECOM ARGENTINA S.A. (AS SURVIVING
 COMPANY) AND APPROVED BY TELECOM'S BOARD OF
DIRECTORS ON MARCH 6, 2009.

PROPOSAL #14: APPOINT THE PERSONS AUTHORIZED TO                            ISSUER          YES          FOR             AGAINST
EXECUTE THE FINAL MERGER AGREEMENT AND THE
SUPPLEMENTARY DOCUMENTS.

PROPOSAL #15: APPOINT THE PERSONS RESPONSIBLE FOR THE                      ISSUER          YES          FOR             AGAINST
 PROCEEDINGS NECESSARY FOR MERGER APPROVAL AND
REGISTRATION.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELECOM CORPORATION OF NEW ZEALAND LTD
  TICKER:                N/A             CUSIP:     Q89499109
  MEETING DATE:          10/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #2.: Re-elect Mr. Rod McGeoch as a Director                       ISSUER          YES          FOR               FOR
of Telecom

PROPOSAL #3.: Re-elect Mr. Kevin Roberts as a                              ISSUER          YES          FOR               FOR
Director of Telecom

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Elect Mr. Mark Cross as a Director of

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                       ISSUER          YES        AGAINST             FOR
PROPOSAL: Elect Mr. Mark Tume as a Director of Telecom

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELECOM ITALIA SPA, MILANO
  TICKER:                N/A             CUSIP:     T92778108
  MEETING DATE:          4/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements at 31                      ISSUER          NO           N/A               N/A
 DEC 2008, any adjournment thereof.

PROPOSAL #O.2: Appoint the Director                                        ISSUER          NO           N/A               N/A

PROPOSAL #O.3.1: Slate of candidates for the                               ISSUER          NO           N/A               N/A
appointment as Auditors and Alternates presented by
Telco S.p.A.  To view the complete list please visit
the below URL:
http://www.telecomitalia.it/TIPortale/docs/investor/T
ELCO_1_180309.pdf

PROPOSAL #O.3.2: Slate of candidates for the                               ISSUER          NO           N/A               N/A
appointment as Auditors and Alternates presented by
Findim Group S.A.  To view the complete list please
visit the below URL:
http://www.telecomitalia.it/TIPortale/docs/investor/F
INDIM_GROUP_180309.pdf

PROPOSAL #O.3.3: Slate of candidates for the                               ISSUER          NO           N/A               N/A
appointment as Auditors and Alternates jointly
presented by Aletti Gestielle S.G.R. S.p.A.,  Arca
S.G.R. S.p.A., Bipiemme Gestioni S.G.R. S.p.A., BNP
Paribas Asset Management S.G.R. S.p.A., Fideuram
Gestions S.A., Fideuram Investimenti S.G.R. S.p.A.,
Interfund Sicav, Monte Paschi Asset Management S.G.R.
 S.p.A., Pioneer Asset Management S.A., Pioneer
Investment Management S.G.R.p.A., Stichting
Pensioenfonds ABP, UBI Pramerica S.G.R. S.p.A.  To
view the complete list please visit the below URL:
http://www.telecomitalia.it/TIPortale/docs/investor/D
EPOSITO_LISTA_230309.pdf

PROPOSAL #E.1: Approve the share capital and to issue                      ISSUER          NO           N/A               N/A
 convertible bonds, amendment of Article No. 5 of
corporate by Laws, any adjournment thereof.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELECOMUNICACOES DE SAO PAULO  S A - TELESP
  TICKER:                N/A             CUSIP:     P90337109
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Ratify the nomination and hiring of the                      ISSUER          YES          FOR               FOR
 Specialized Company Hirashima and Associados Ltda.,
charged by the Company's administration with the
preparation of the evaluation of the Companies
Telefonica Data Do Brazil Participacoes Ltda, Dabr
and Telefonica Televisao Participacoes S.A. TTP,
aiming at the takeover of the same by Telesp
takeovers, in accordance with the material fact
published on 21 OCT 2008, published on 22 OCT 2008,
in the state's official gazetteer and in Gazeta

PROPOSAL #II.: Approve the examination and concerning                      ISSUER          YES          FOR               FOR
 the evaluation reports prepared by the Specialized
Company mentioned in item 'I' above, that constitute
exhibits, respectively, of the takeover protocol and
justification instrument between Telecomunicacoes De
Sao Paulo S.A. Telesp and Dabr and the takeover
protocol and justification instrument between Telecom
 Unicacoes De Sao Paulo S.A. Telesp and TTP Protocols

PROPOSAL #III.: Approve the examination and                                ISSUER          YES          FOR               FOR
concerning the protocols mentioned in item II above,
as well as the takeover of Dabr and TTP by Telesp
with the transfer of the net assets of the Companies
taken over to Telesp takeover Company

PROPOSAL #IV.: Approve to increase the capital of the                      ISSUER          YES          FOR               FOR
 Company as a result of the takeover of Dabr, with
the consequent amendment of the main part of Article
5 of the Corporate Bylaws, as well as the
consolidation of the Company's Corporate Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELECOMUNICACOES DE SAO PAULO  S A - TELESP
  TICKER:                N/A             CUSIP:     P90337109
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Administrators accounts, to                      ISSUER          YES          FOR               FOR
 examine, discuss and vote on the financial
statements regarding the FYE on 31 DEC 2008

PROPOSAL #2.: Approve the destination of the YE                            ISSUER          YES          FOR               FOR
results of 2008

PROPOSAL #3.: Elect the Members of the Finance                             ISSUER          YES          FOR               FOR
Committee

PROPOSAL #4.: Approve to set the remuneration of the                       ISSUER          YES          FOR               FOR
Administrators and of the Finance Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELECOMUNICACOES DE SAO PAULO  S A - TELESP
  TICKER:                N/A             CUSIP:     P90337117
  MEETING DATE:          11/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Ratification of the nomination and                           ISSUER          NO           N/A               N/A
hiring of the Specialized Company Hirashima and
Associados Ltda., charged by the Company's
administration with the preparation of the evaluation
 of the Companies Telefonica Data Do Brazil
Participacoes Ltda, Dabr and Telefonica Televisao
Participacoes S.A. TTP, aiming at the takeover of the
 same by Telesp takeovers, in accordance with the
material fact published on 21 OCT 2008, published on
22 OCT 2008, in the state's official gazetteer and in
 Gazeta Mercantil

PROPOSAL #II.: Examination and discussion concerning                       ISSUER          NO           N/A               N/A
the evaluation reports prepared by the Specialized
Company mentioned in Resolution 1, that constitute
exhibits, respectively, of the Takeover Protocol and
Justification Instrument between Telecomunicacoes De
Sao Paulo S.A. Telesp and Dabr and the Takeover
Protocol and Justification Instrument between
Telecomunicacoes De Sao Paulo S.A. Telesp and TTP
Protocols

PROPOSAL #III.: Examination and discussion concerning                      ISSUER          NO           N/A               N/A
 the Protocols mentioned in Resolution 2, as well as
the takeover of Dabr and TTP by Telesp with the
transfer of the net assets of the Companies taken
over to Telesp takeover Company

PROPOSAL #IV.: Discussion concerning the increase in                       ISSUER          NO           N/A               N/A
the capital of the Company as a result of the
takeover of Dabr, with the consequent amendment of
the main part of Article 5 of the Corporate Bylaws,
as well as the consolidation of the Company's

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELECOMUNICACOES DE SAO PAULO  S A - TELESP
  TICKER:                N/A             CUSIP:     P90337117
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive the Administrators Accounts,                      ISSUER          NO           N/A               N/A
 to examine, discuss and vote on the financial
statements regarding the FYE on 31 DEC 2008

PROPOSAL #2.: Destination of the year end results of                       ISSUER          NO           N/A               N/A
2008

PROPOSAL #3.: Elect the Members of the Finance                             ISSUER          YES          FOR               FOR
Committee

PROPOSAL #4.: To set the remuneration of the                               ISSUER          NO           N/A               N/A
Administrators and of the Finance Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEFON AB L.M.ERICSSON, KISTA
  TICKER:                N/A             CUSIP:     W26049119
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Michael Treschow as the                            ISSUER          YES          FOR               FOR
Chairman of Meeting

PROPOSAL #2.: Approve the list of shareholders                             ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the agenda of meeting                                ISSUER          YES          FOR               FOR

PROPOSAL #4.: Acknowledge proper convening of meeting                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve to designate Inspector[s] of                         ISSUER          YES          FOR               FOR
Minutes of Meeting

PROPOSAL #6.: Receive financial statements and                             ISSUER          YES          FOR               FOR
statutory reports receive Auditors' Report

PROPOSAL #7.: Receive president's report allow                             ISSUER          YES          FOR               FOR
questions

PROPOSAL #8.A: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #8.B: Grant discharge to the Board and                            ISSUER          YES          FOR               FOR
President

PROPOSAL #8.C: Approve the allocation of Income and                        ISSUER          YES          FOR               FOR
Dividends  of SEK 1.85 per share and 27 APR 2009 as
record date for dividend

PROPOSAL #9.A: Approve to determine the number of                          ISSUER          YES          FOR               FOR
Members [10] and Deputy  Members [0] of Board

PROPOSAL #9.B: Approve the remuneration of Directors                       ISSUER          YES          FOR               FOR
in the amount of SEK 3.8 million for Chairman and SEK
 750,000 for Other Directors [Including Possibility
to receive part of remuneration in phantom shares]
and remuneration of Committee Members

PROPOSAL #9.C: Re-elect Messrs. Michael Treschow                           ISSUER          YES          FOR               FOR
[Chairman], Roxanne Austin, Peter Bonfield, Boerje
Ekholm, Ulf Johansson, Sverker Martin-Loef, Nancy
McKinstry, Anders Nyren, Carl-Henric Svanberg and
Marcus Wallenberg as the Directors

PROPOSAL #9.D: Authorize the Chairman of Board and                         ISSUER          YES          FOR               FOR
representatives of 4 of Company's largest
shareholders by voting power to serve on Nominating
Committee and the assignment of the Nomination

PROPOSAL #9.E: Approve the omission of remuneration                        ISSUER          YES          FOR               FOR
to Nominating Committee Members

PROPOSAL #9.F: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditors
PROPOSAL #10.: Approve the Remuneration Policy and                         ISSUER          YES          FOR               FOR
other terms of employment for Executive Management

PROPOSAL #11.1: Approve the 2009 Share Matching Plan                       ISSUER          YES          FOR               FOR
for all employees

PROPOSAL #11.2: Grant authority for the reissuance of                      ISSUER          YES          FOR               FOR
 13.9 million Repurchased Class B Shares for 2009
Share Matching Plan for all employees

PROPOSAL #11.3: Approve the Swap Agreement with third                      ISSUER          YES        AGAINST           AGAINST
 party as alternative to Item 11.2

PROPOSAL #11.4: Approve 2009 Share Matching Plan for                       ISSUER          YES          FOR               FOR
key contributors

PROPOSAL #11.5: Grant authority for the re-issuance                        ISSUER          YES          FOR               FOR
of 8.5 million repurchased Class B shares for 2009
Share Matching Plan for key contributors

PROPOSAL #11.6: Approve the Swap Agreement with third                      ISSUER          YES        AGAINST           AGAINST
 party as alternative to Item 11.5

PROPOSAL #11.7: Approve the 2009 Restricted Stock                          ISSUER          YES          FOR               FOR
Plan for executives

PROPOSAL #11.8: Grant authority for the reissuance of                      ISSUER          YES          FOR               FOR
 4.6 million repurchased Class B shares for 2009
Restricted Stock Plan for executives

PROPOSAL #11.9: Approve the Swap Agreement with third                      ISSUER          YES        AGAINST           AGAINST
 party as alternative to Item 11.8

PROPOSAL #12.: Grant authority for the reissuance of                       ISSUER          YES          FOR               FOR
11 million repurchased class B shares to cover social
 costs in connection with 2001 Global Stock Incentive
 Program, and 2005, 2006, 2007, and 2008 Long-Term
Incentive and Variable Compensation Plans

PROPOSAL #13.: Amend the Articles regarding                                ISSUER          YES          FOR               FOR
publication of meeting notice shareholder proposals

PROPOSAL #14.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES          FOR             AGAINST
SHAREHOLDERS PROPOSAL: Authorize the Board of
Directors to explore how A shares might be cancelled
and to present at the next AGM of shareholders how
the cancellation would be executed

PROPOSAL #15.: Close meeting                                               ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEFONICA O2 CZECH REP A S
  TICKER:                N/A             CUSIP:     X89734101
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening meeting                                              ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve the meeting procedures, elect                        ISSUER          NO           N/A               N/A
meeting officials

PROPOSAL #3.: Receive the Management Board report on                       ISSUER          NO           N/A               N/A
the Company's operations and the Company's assets in
fiscal 2008

PROPOSAL #4.: Receive the Supervisory Board report on                      ISSUER          NO           N/A               N/A
 its activities and affiliated persons

PROPOSAL #5.: Receive the financial statements for                         ISSUER          NO           N/A               N/A
fiscal 2008

PROPOSAL #6.: Approve the allocation of income for                         ISSUER          NO           N/A               N/A
fiscal 2008

PROPOSAL #7.: Amend the Articles of Association                            ISSUER          NO           N/A               N/A
regarding: amendments resulting from changes in legal
 regulations

PROPOSAL #8.: Approve to recall non-employee                               ISSUER          NO           N/A               N/A
representatives from the Supervisory Board

PROPOSAL #9.1: Elect Mr. Anselmo Enriquez Linares as                       ISSUER          NO           N/A               N/A
a Supervisory Board Member

PROPOSAL #9.2: Elect Mr. Eduardo Andres Julio Zaplana                      ISSUER          NO           N/A               N/A
 Hernandez-Soro as a Supervisory Board Member

PROPOSAL #9.3: Elect Mr. Enrique Used Aznar as a                           ISSUER          NO           N/A               N/A
Supervisory Board Member

PROPOSAL #10.: Amend the regulations regarding:                            ISSUER          NO           N/A               N/A
remuneration of the Supervisory Board Members

PROPOSAL #11.: Amend the regulations regarding: other                      ISSUER          NO           N/A               N/A
 remuneration of the Supervisory Board Members

PROPOSAL #12.: Approve the agreements with the                             ISSUER          NO           N/A               N/A
Supervisory Board Members

PROPOSAL #13.: Elect the Members of the Audit                              ISSUER          NO           N/A               N/A
Committee
PROPOSAL #14.: Approve the remuneration of Members of                      ISSUER          NO           N/A               N/A
 the Audit Committee

PROPOSAL #15.: Amend the regulations regarding: other                      ISSUER          NO           N/A               N/A
 remuneration of Members of the Audit Committee

PROPOSAL #16.: Approve the agreement with Audit                            ISSUER          NO           N/A               N/A
Committee Members

PROPOSAL #17.: Close meeting                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEFONICA SA, MADRID
  TICKER:                N/A             CUSIP:     879382109
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual accounts, the                             ISSUER          YES          FOR               FOR
Management report and the Board Management of
Telefonica and consolidated group and the proposal of
 application of the 2008 result

PROPOSAL #2.: Approve the retribution of the                               ISSUER          YES          FOR               FOR
shareholder and to pay a dividend with charge to free
 reserves

PROPOSAL #3.: Approve the Incentive Buy Plan Shares                        ISSUER          YES          FOR               FOR
for employers

PROPOSAL #4.: Grant authority for the acquisition of                       ISSUER          YES          FOR               FOR
own shares

PROPOSAL #5.: Approve to reduce the share capital                          ISSUER          YES          FOR               FOR
through redemption of own shares

PROPOSAL #6.: Re-elect the Auditors                                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve the delegation of powers                             ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEFONOS DE MEXICO S A B DE C V
  TICKER:                N/A             CUSIP:     P90413132
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the designation or                                   ISSUER          YES        AGAINST           AGAINST
ratification, as the case may be, of the members of
the Board of Directors whom it is the right of the
series 'L' shareholders to appoint resolutions in

PROPOSAL #2.: Approve the formalization and                                ISSUER          YES          FOR               FOR
fulfillment of the resolutions that the meeting
passes and the designation of special delegates

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEKOM AUSTRIA AG, WIEN
  TICKER:                N/A             CUSIP:     A8502A102
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual statement of                              ISSUER          NO           N/A               N/A
accounts for Company and Corporate Group INCL
Management report and report of Supervisory Board

PROPOSAL #2.: Approve the appropriation of net profits                     ISSUER          NO           N/A               N/A

PROPOSAL #3.: Grant discharge to the Board of                              ISSUER          NO           N/A               N/A
Directors and Supervisory Board

PROPOSAL #4.: Approve the remuneration for                                 ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Elect the balance sheet Auditor                              ISSUER          NO           N/A               N/A

PROPOSAL #6.: Receive the report of Board of                               ISSUER          NO           N/A               N/A
Directors on share buy-back effected, shares held and

PROPOSAL #7.: Authorize the Board of Directors to:                         ISSUER          NO           N/A               N/A
acquire own shares up to the maximum extent legally
permitted during a period of 30 month starting the
day of approval at a price range from EUR 1,00 to EUR
 30,00 and A] provide own shares to employees, and/or
 to serve Stock Options granted to employees,
Managers and members of Board of Directors; B] use
own shares to serve convertible bonds; C] use own
shares - also abroad as consideration for acquisition
 of Enterprises, businesses or parts thereof or
shares of one or more Companies; D] decrease share
capital of the Company by up to EUR 100,326,000 by
withdrawing up to 46 million own shares without
further decision by the AGM, Supervisory Board shall
be entitled to decide upon alteration of statutes
arising; E] sell own shares: [i] any time via SE or
by public offer; [ii] for a period of 5 years
starting the day of approval in any way legally
permitted also other than via SE whereby Board of
Directors can exclude general purchase opportunity
this authorization replaces the authorization given

PROPOSAL #8.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
issue, also in several Tranches, convertible bonds
which grant right of subscription and/or conversion
of up to 80 million shares of the Company

PROPOSAL #9.: Approve the conditional capital                              ISSUER          NO           N/A               N/A
increase by up to EUR 87,240,000 by issuing up to 40
million new ordinary bearer no par value shares in
order to serve holders of convertible bonds which the
 Board of Directors will be authorized in this AGM,
this shall only be effected to the extent that
holders of convertible Bonds exercise their
subscription and/or conversion right with respect to
shares of the Company and that Board of Directors
resolves to serve convertible bonds with new shares
amendment of Par. 4 of the Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEKOM MALAYSIA BHD
  TICKER:                N/A             CUSIP:     Y8578H118
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the FYE 31 DEC 2008 together with the
reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final gross dividend of 14.25                      ISSUER          YES          FOR               FOR
 sen per share [less 25% Malaysian Income Tax] in
respect of the FYE 31 DEC 2008

PROPOSAL #3.: Re-elect Dato' Zamzamzairani Mohd Isa                        ISSUER          YES          FOR               FOR
as a Director who retires pursuant to Article 98(2)
of the Company's Articles of Association

PROPOSAL #4.: Re-elect Datuk Bazlan Osman as a                             ISSUER          YES          FOR               FOR
Director who retires pursuant to Article 98(2) of the
 Company's Articles of Association

PROPOSAL #5.: Re-elect Tunku Mahmood Fawzy Tunku                           ISSUER          YES          FOR               FOR
Muhiyiddin as a Director who retires pursuant to
Article 98(2) of the Company's Articles of Association

PROPOSAL #6.: Re-elect Dato' Ir Abdul Rahim Abu Bakar                      ISSUER          YES          FOR               FOR
 as a Director who retires pursuant to Article 98(2)
of the Company's Articles of Association

PROPOSAL #7.: Re-elect Quah Poh Keat as a Director                         ISSUER          YES          FOR               FOR
who retires pursuant to Article 98(2) of the
Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. Ibrahim Marsidi as a                            ISSUER          YES          FOR               FOR
Director who retires pursuant to Article 98(2) of the
 Company's Articles of Association

PROPOSAL #9.: Re-elect Dato' Danapalan TP                                  ISSUER          YES          FOR               FOR
Vinggrasalam as a Director who retires pursuant to
Article 98(2) of the Company's Articles of Association

PROPOSAL #10.: Re-elect Mr. Riccardo Ruggiero as a                         ISSUER          YES          FOR               FOR
Director who retires pursuant to Article 98(2) of the
 Company's Articles of Association

PROPOSAL #11.: Re-elect Mr. Tan Sri Dato' Ir Muhammad                      ISSUER          YES          FOR               FOR
 Radzi Hj Mansor, who retires by rotation pursuant to
 Article 103 of the Company's Articles of Association

PROPOSAL #12.: Approve the payment of Directors' fees                      ISSUER          YES          FOR               FOR
 of MYR 1,622,725.66 for the FYE 31 DEC 2008

PROPOSAL #13.: Re-appoint Messrs.                                          ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the Company
 and authorize the Directors to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEKOM MALAYSIA BHD
  TICKER:                N/A             CUSIP:     Y8578H118
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, to increase the                      ISSUER          YES          FOR               FOR
 authorized share capital of the Company from its
present authorized share capital of MYR 5,000,003,021
 comprising, subject to the passing of Special
Resolution 2 and all requisite approvals being
obtained from the relevant authorities or persons
being granted in respect of Special Resolution 1: a)
5,000,000,000 ordinary shares of MYR 1.00 each; b) 1
Special Rights Redeemable Preference Share of MYR
1.00; c) 1,000 Class A redeemable preference shares
of MYR 0.01 each; d) 1,000 Class B redeemable
preference shares of MYR 0.01 each; e) 2,000 Class C
non-convertible redeemable preference shares of MYR
1.00 each; and f) 1,000 Class D non-convertible
redeemable preference shares of MYR 1.00 each, to MYR
 5,040,003,021 comprising: a) 5,000,000,000 ordinary
shares of MYR 1.00 each; b) 1 Special Rights
Redeemable Preference Share of MYR 1.00; c) 1,000
Class A redeemable preference shares of MYR 0.01
each; d) 1,000 Class B redeemable preference shares
of MYR 0.01 each; e) 2,000 Class C non-convertible
redeemable preference shares of MYR 1.00 each; f)
1,000 Class D non-convertible redeemable preference
shares of MYR 1.00 each; and g) 4,000,000,000 Class E
 redeemable preference shares of MYR 0.01 each; and
amend the Clause 5 of the Memorandum of Association
of the Company and Article 7 of the Articles of
Association of the Company as specified and authorize
 the Board of Directors of the Company to do or
procure to be done all acts, deeds and things and
execute, sign and deliver on behalf of the Company,
all such documents as it may deem necessary,
expedient and/or appropriate to implement, give full
effect to and complete the Proposed IASC, with full
powers to assent to any conditions, modifications,
variations and/or amendments as the Board of
Directors of the Company may deem fit and/or as may
be required by any relevant authorities in connection

PROPOSAL #S.2: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, to allot and issue up to 3,577,401,980 Class
 E redeemable preference shares of MYR 0.01 each in
the Company [RPS] and, subject to and conditional
upon the approvals of all relevant authorities being
obtained, the Proposed Capital Repayment, which
involves the following: i) a bonus issue of
3,577,401,980 RPS to the shareholders of the Company,
 on the basis of 1 RPS for each ordinary share of MYR
 1.00 each in TM [TM Share] held as at a book closing
 date to be MYR determined later by the Board of
Directors of the Company in its absolute discretion,
at the par value of the RPS of MYR 0.01 by way of
capitalization of the Company's share premium
account; and ii) the redemption of the RPS at a cash
redemption price of MYR 0.98 for each RPS, totaling
approximately MYR 3,505.8 million to the Company's
shareholders the par value of MYR 0.01 per RPS,
representing a total of approximately MYR 35.8
million, will be redeemed out of the Company's
retained earnings, whereas the premium on redemption
of MYR 0.97 for each RPS, representing a total of
approximately MYR 3,470.0 million, will be redeemed
out of the Company's share premium account; no RPS
will be credited into the individual securities
accounts of the shareholders of the Company and in
any case, no physical share certificates will be
issued and that the bonus issue of RPS to be so
allotted and issued shall, upon allotment and issue,
rank equally amongst themselves in all respects and
the bonus issue of the RPS shall be dealt with only
in accordance with the terms of this Special
Resolution 2 and the terms of the Proposed Capital
Repayment and the RPS as specified; to do or procure
to be done all acts, deeds and things and to execute,
 sign and deliver on behalf of the Company and any of
 its subsidiaries, all such documents as it may deem
necessary, expedient and/or appropriate to implement,
 give full effect to and complete the Proposed
Capital Repayment, with full powers to assent to any
conditions, modifications, variations and/or
amendments as the Board of Directors of the Company
may deem fit and/or as may be imposed by any relevant
 authorities in connection with the Proposed Capital

PROPOSAL #O.1: Authorize the Company, to extend the                        ISSUER          YES        AGAINST           AGAINST
duration of the Company's ESOS upon its expiry for an
 additional 1 year until 16 SEP 2010 with respect to
ordinary shares of MYR 1.00 each in both the Company
and Axiata Group Berhad [formerly known as TM
International Berha] comprised in the granted and
unallocated options with respect to eligible
employees and Executive Directors of the Company and
its eligible subsidiaries under the Company's ESOS;
and adopt the proposed amendments to the existing By-
Laws governing the Company's ESOS [By- Laws] as
specified; authorize the Board of Directors of the
Company to do or procure to be done all acts, deeds
and things and to execute, sign and deliver on behalf
 of the Company and any of its subsidiaries, all such
 documents as it may deem necessary, expedient and/or
 appropriate to implement, give full effect to and
complete the proposed ESOS Extension, with full
powers to assent to any conditions, modifications,
variations and/or amendments as the Board of
Directors of the Company may deem fit and/or as may
be required by any relevant authorities, including
but not limited to, amendments to the existing By-
Laws, Trust Deed dated 17 MAR 2008, Power of Attorney
 dated 17 MAR 2008 and Loan Agreement dated 17 MAR

PROPOSAL #O.2: Authorize the Company and/or its                            ISSUER          YES          FOR               FOR
subsidiaries, in accordance with paragraph 10.09 of
the Listing Requirements of Bursa Malaysia Securities
 Berhad [Bursa Securities], to enter into recurrent
related party transactions of a revenue or trading
nature as specified, which are necessary for the day-
to-day operations such transactions are entered into
in the ordinary course of business of the Company
and/or its subsidiaries, are carried out on an arm's
length basis, on terms not more favourable to the
related party than those generally available to the
public and are not detrimental to the minority
shareholders of the Company; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the Company's next AGM is required to be held under
Section 143(1) of the Companies Act, 1965 [but shall
not extend to such extension as may be allowed under
Section 143(2) of the Companies Act, 1965]];
authorize the Board of Directors of the Company to do
 or procure to be done all such acts, deeds and
things [including executing such documents under the
common seal in accordance with the provisions of the
Articles of Association of the Company, as may be
required] to give effect to the proposed renewal of
shareholders mandate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEKOMUNIKACJA POLSKA S A
  TICKER:                N/A             CUSIP:     X6669J101
  MEETING DATE:          1/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the statement that the meeting                       ISSUER          NO           N/A               N/A
is valid and capable to adopt resolutions

PROPOSAL #4.: Adopt the agenda                                             ISSUER          NO           N/A               N/A

PROPOSAL #5.: Elect the Scrutiny Commission                                ISSUER          NO           N/A               N/A

PROPOSAL #6.: Adopt the resolution on redemption of                        ISSUER          NO           N/A               N/A
the Company's shares

PROPOSAL #7.: Approve, in accordance with Article 455                      ISSUER          NO           N/A               N/A
 Section 2 of the Commercial Companies Code the
purpose of the reduction, the amount by which the
share capital is to be reduced, as well as the method
 of the reduction of the Company's share capital:
Reduction of the share capital is realization of the
purpose for which, by means of the Resolution no. 36
of TP S.A. AGM dated 24 APR 2008, the program on
acquisition of the Company's own shares for the
purpose of their redemption was adopted, what arises
from Article 3 of the Commission Regulation [EC] No.
2273/2003 dated 22 DEC 2003; the share capital is to
be reduced by 99,372,660 zlotys by redemption of
33,124,220 shares, acquired within the program, as
specified; and amend the Articles of Association of
TP S.A., in accordance with Article 402 Section 2 of
the Commercial Companies Code, both the current
wording and draft amendments to the Articles of
Association of TP S.A. are presented below: 1) the
current wording of Section 7 clauses 1 and 2 of the
Articles of Association as specified, 2) the proposed
 wording of Section 7 clauses 1 and 2 of the Articles

PROPOSAL #8.: Approve the composition of the                               ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #9.: Closing of the meeting                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEKOMUNIKACJA POLSKA S A
  TICKER:                N/A             CUSIP:     X6669J101
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Meeting Chairman                                   ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve to acknowledge the Proper                            ISSUER          NO           N/A               N/A
Convening of meeting

PROPOSAL #4.: Approve the Agenda of meeting                                ISSUER          NO           N/A               N/A

PROPOSAL #5.: Elect the Members of Vote Counting                           ISSUER          NO           N/A               N/A
Commission

PROPOSAL #6.1: Receive the Financial Statements and                        ISSUER          NO           N/A               N/A
Management Board Report on Company operations in
fiscal 2008

PROPOSAL #6.2: Approve the Management Board proposal                       ISSUER          NO           N/A               N/A
regarding allocation of Company's 2008 income,
including dividend payout

PROPOSAL #6.3: Receive the Supervisory Board report                        ISSUER          NO           N/A               N/A
on Management Board report on Company's operations in
 fiscal 2008, financial statements, and Management
Board proposal regarding allocation of Company's 2008
 income

PROPOSAL #6.4: Receive the consolidated financial                          ISSUER          NO           N/A               N/A
statements and Management Board report on group's
operations in fiscal 2008

PROPOSAL #6.5: Receive the Supervisory Board report                        ISSUER          NO           N/A               N/A
on Management Board report on group's operations in
fiscal 2008 and consolidated financial statements

PROPOSAL #6.6: Approve Supervisory Board's evaluation                      ISSUER          NO           N/A               N/A
 of Company's standing in fiscal 2008 and report on
Supervisory Board's activities in fiscal 2008

PROPOSAL #7.1: Approve the Management Board report on                      ISSUER          NO           N/A               N/A
 Company's operations in fiscal 2008

PROPOSAL #7.2: Approve the financial statements                            ISSUER          NO           N/A               N/A

PROPOSAL #7.3: Approve the allocation of income and                        ISSUER          NO           N/A               N/A
dividends

PROPOSAL #7.4: Approve the Management Board report on                      ISSUER          NO           N/A               N/A
 group's operations in fiscal 2008

PROPOSAL #7.5: Approve consolidated financial                              ISSUER          NO           N/A               N/A
statements. Approve discharge of Management and
Supervisory Boards

PROPOSAL #7.6: Grant discharge the Management and                          ISSUER          NO           N/A               N/A
Supervisory Boards

PROPOSAL #8.1: Amend statute regarding Corporate                           ISSUER          NO           N/A               N/A
purpose and editorial changes

PROPOSAL #8.2: Approve the uniform text of statute                         ISSUER          NO           N/A               N/A

PROPOSAL #9.: Approve the changes in composition of                        ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #10.: Close meeting                                               ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEMAR NORTE LESTE SA
  TICKER:                N/A             CUSIP:     P9037H103
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: To take knowledge of the Directors'                          ISSUER          NO           N/A               N/A
accounts, examine, discuss and approve the Board of
Directors' report and the financial statements for
the FYE 31 DEC 2008, accompanied by the Independent
Auditors opinion

PROPOSAL #II.: To approve the distribution of net                          ISSUER          NO           N/A               N/A
profits from the 2008 FY and to pay company
dividends, within the limits of interest over capital
 declared during the 2008 FY, the payment of profit
sharing to the employees in accordance with that
which is provided f or in Article 41 of the Corporate

PROPOSAL #III.: Elect the Members of the Board of                          ISSUER          YES        AGAINST           AGAINST
Directors and their respective substitutes

PROPOSAL #IV.: To decide on the remuneration for                           ISSUER          NO           N/A               N/A
Administrators and Members of the Finance Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELENOR ASA
  TICKER:                N/A             CUSIP:     R21882106
  MEETING DATE:          5/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the notice of the AGM                                ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect a representative to sign the                           ISSUER          YES          FOR               FOR
minutes of the AGM together with the Chairman of the
meeting

PROPOSAL #3.: Approve the annual accounts and annual                       ISSUER          YES          FOR               FOR
report for the FY 2008

PROPOSAL #4.: Approve the remuneration to the                              ISSUER          YES          FOR               FOR
Company's Auditor

PROPOSAL #5.: Approve to determine the salary and                          ISSUER          YES        AGAINST           AGAINST
other remuneration to Senior Employees pursuant to
Section 6-16a in the Act relating to Public Limited
Companies

PROPOSAL #6.: Authorize the Board to acquire own                           ISSUER          YES        AGAINST           AGAINST
shares
PROPOSAL #7.: Elect the shareholder representatives                        ISSUER          YES        AGAINST           AGAINST
and Deputy shareholder representatives to the
Corporate assembly

PROPOSAL #8.: Elect the Members to the election                            ISSUER          YES          FOR               FOR
Committee

PROPOSAL #9.: Amend Section 5 of the Articles of                           ISSUER          YES          FOR               FOR
Association and increase the maximum number of
Directors of the Board from 11 to 13

PROPOSAL #10.: Amend Section 9 of the Articles of                          ISSUER          YES          FOR               FOR
Association by changing the name of the Election
Committee to Nomination Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEVISION BROADCASTS LTD
  TICKER:                N/A             CUSIP:     Y85830100
  MEETING DATE:          5/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements,                      ISSUER          YES          FOR               FOR
 the Directors' report and the Independent Auditors'
report for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.i: Re-elect Ms. Mona Fong as a retiring                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.ii: Re-elect Mrs. Christina Lee Look Ngan                      ISSUER          YES          FOR               FOR
 Kwan as a retiring Director

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this resolution, in substitution of all
previous authorities, during or after the relevant
period, to allot, issue and deal with unissued shares
 in the capital of the Company and to make or grant
offers, agreements, options and other rights or issue
 securities, which might require the exercise of such
 powers, the aggregate nominal amount of share
capital allotted or agreed conditionally or
unconditionally to be allotted or issued [whether
pursuant to an option or otherwise] by the Directors
of the Company, otherwise than pursuant to i) a
rights Issue; or ii) any scrip dividend or similar
arrangement providing for allotment of shares in lieu
 of the whole or part of a dividend on the ordinary
shares in the Company [such ordinary shares being
defined in this and the following Resolution 6,
shares] in accordance with the Articles of
Association of the Company, shall not exceed the
aggregate of: i) 10% of the aggregate nominal amount
of the share capital of the Company in issue at the
date of passing of this resolution; and ii) [if the
Directors of the Company are so authorized by a
separate ordinary resolution of the shareholders of
the Company] the nominal amount of any share capital
of the Company repurchased by the Company subsequent
to the passing of this resolution [up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing of this resolution]; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiry of the period within which the
next AGM of the Company is required by the Articles
of Association of the Company or any other applicable

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to this resolution, during the relevant
period of all powers of the Company to purchase
shares on the Stock Exchange of Hong Kong Limited or
any other Stock Exchange on which the shares may be
listed and recognized by the Securities and Futures
Commission and the Stock Exchange of Hong Kong
Limited; the aggregate nominal amount of shares which
 may be purchased by the Company pursuant to this
resolution shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the
Company at the date of passing of this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiry of the
period within which the next AGM of the Company is
required by the Articles or any other applicable law

PROPOSAL #7.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to exercise the powers of the Company referred to in
paragraph (a) of Resolution (5) above in respect of
the share capital of the Company referred to in
paragraph (c)(ii) of Resolution (5)

PROPOSAL #8.: Approve the period of 30 days during                         ISSUER          YES          FOR               FOR
which the Company's register of Members may be closed
 under Section 99(1) of the Companies Ordinance
during the calendar year 2009, be extended, pursuant
to Section 99(2) of the Companies Ordinance, to 60

PROPOSAL #S.9: Amend the Articles 2, 53, 65, 66, 68,                       ISSUER          YES          FOR               FOR
73, 74, 75, 76, 77, 86, 86A, 89, 93, 106, 108, 109,
111, 113, 114, 119, 171 and 176 of the Articles of
Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELEVISION FRANCAISE 1 SA TF1, BOULOGNE BILLANCOUR
  TICKER:                N/A             CUSIP:     F91255103
  MEETING DATE:          4/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors, the Chairman of the Board of Directors and
 the Auditors, approves the Company's financial
statements for the YE in 2008, as presented;
accordingly, the shareholders' meeting gives
permanent discharge to the Directors for the
performance of their duties during the said FY

PROPOSAL #O.2: Receive the reports of the Board of                         ISSUER          YES          FOR               FOR
Directors and the Auditors, approves the consolidated
 financial statements for the said FY, in the form
presented to the meeting

PROPOSAL #O.3: Receive the special report of the                           ISSUER          YES        AGAINST           AGAINST
auditors on agreements governed by Article L.225-38
of the French Commercial Code, approves said report
and the agreements referred to therein

PROPOSAL #O.4: Approve the noticed available earnings                      ISSUER          YES          FOR               FOR
 of EUR 244,339,483.77, taking into ac count the net
income of EUR 138,921,498.49 and the retained
earnings of EUR 105,417,985.28, approves the
recommendations of the Board of Directors and
resolves that the income for the FY be appropriated
as follows: dividends in cash: EUR 100,302,931.24
allocation of the balance to the retained earnings:
EUR 144,036,552.53; the shareholders will receive a
net dividend of EUR 0.47 per share of a par value of
EUR 0.20, and will entitle to the 40% deduction
provided by the French Tax Code; this dividend w ill
be paid on 27 ARP 2009; in the event that the Company
 holds so me of its own shares: the dividend on such
shares shall be allocated to the retained earnings
account; as required by Law, it is reminded that, for
 the last 3 financial years, the dividends paid, were
 as follows: EUR 0.65 for FY 2005, entitled to the
40% deduction provided by the French Tax Code, EUR
0.85 for FY 2006, entitled to the 40% deduction
provided by the French Tax Code, EUR 0.85 for FY
2007, entitled to the 40% deduction provided by the

PROPOSAL #O.5: Ratify the co-optation of Mr. Gilles                        ISSUER          YES        AGAINST           AGAINST
Pelisson as a Director, to replace Claude Cohen who
resigned, for the remainder of Claude Cohen's term of
 office, i.e. until the shareholders' meeting called
to approve the financial statements for the FY 2008

PROPOSAL #O.6: Approve to renew the appoint Mr.                            ISSUER          YES          FOR               FOR
Patricia Barbizet as a Director for a 2-year period

PROPOSAL #O.7: Approve to renew the appoint Mr.                            ISSUER          YES        AGAINST           AGAINST
Martin Bouygues as a Director for a 2-year period

PROPOSAL #O.8: Approve to renew the appoint Mr.                            ISSUER          YES        AGAINST           AGAINST
Olivier Bouygues as a Director for a 2-year period

PROPOSAL #O.9: Approve to renew the appoint Mr.                            ISSUER          YES        AGAINST           AGAINST
Patrick Le Lay as a Director for a 2-year period

PROPOSAL #O.10: Approve to renew the appoint Mr.                           ISSUER          YES        AGAINST           AGAINST
Nonce Paolini as a Director for a 2-year period

PROPOSAL #O.11: Approve to renew the appoint Mr.                           ISSUER          YES        AGAINST           AGAINST
Gilles Pelisson as a Director for a 2-year period

PROPOSAL #O.12: Approve to renew the appoint Mr. Haim                      ISSUER          YES          FOR               FOR
 Saban as a Director for a 2-year period

PROPOSAL #O.13: Approve to renew the appoint the                           ISSUER          YES        AGAINST           AGAINST
Company Bouygues as a Director for a 2-year period

PROPOSAL #O.14: Re-appoint the Societe Francaise De                        ISSUER          YES        AGAINST           AGAINST
participation ET DE Gestion SFPG as a Director for a
2-year perio

PROPOSAL #O.15: Authorizes the Board of Directors to                       ISSUER          YES        AGAINST           AGAINST
buy back the Company's shares on the open market,
subject to the conditions described below: maximum
purchase price: EUR 25.00, minimum sale price EUR
15.00, maximum number of shares to be acquired: 10%
of the share capital, maximum funds invested in the
share buybacks: EUR 533,000,000.00; authorization is
given for an 18 month period it supersedes the
amounts unused of any and all earlier authorizations
to the same effect

PROPOSAL #E.16: Authorize s the Board of Directors to                      ISSUER          YES          FOR               FOR
 reduce the share capital, on 1 or more occasions, by
 cancelling all or part of the shares held by the
Company in connection with various authorizations of
shares purchase granted by the ordinary shareholders'
 meeting, in particular Resolution 15, up to a
maximum of 10% of the share capital over a 24 month
period; this authorization is given for an 18-month
period it supersedes the amounts unused of any and
all earlier authorization to the same effect

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase on one or more occasions, in France or
abroad, the share capital by issuance, with the
shareholders' preferred subscription rights
maintained, of ordinary shares of the Company and any
 kind of securities giving access to shares of the
Company; the maximal nominal amount of capital
increases to be carried out under this delegation of
authority shall not exceed EUR 15,000,000.00; this
overall ceiling of capital increase is common to
Resolutions 19, 20, 22 and 23 and the total nominal
amount of the capital increases carried out
accordingly with these resolutions shall count
against this overall ceiling; the nominal amount of
debt securities issued shall not exceed EUR
900,000,000.00; this amount is common to the debt
securities issued accordingly with Resolution 19, is
autonomous and distinct from the amount of the debt
securities issued accordingly with Resolution 24 and
from the amount of the debt securities which would be
 decided by the Board of Directors in accordance with
 Article L.228-40 of the French Commercial Code; this
 delegation is given for a 26-month period it
supersedes the amounts unused of any and all earlier
delegations to the same effect

PROPOSAL #E.18: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase the share capital, in 1 or more
occasions, by a maximum nominal amount of EUR
400,000,000.00, by way of capitalizing reserves,
profits, premiums or other sums, provided that such
capitalization is allowed by Law under the by Laws,
by issuing bonus shares by raising the par value of
existing shares, or by a combination of these
methods; this delegation is given for a 26-month
period it supersedes the amounts unused of any and
all earlier delegations to the same effect

PROPOSAL #E.19: Approve to delegates all powers to                         ISSUER          YES        AGAINST           AGAINST
the Board of Directors to increase on 1 or more
occasions, in France or abroad, the share capital by
issuance, with waiver of shareholders' pre-emptive
rights, of ordinary shares of the Company and any
kind of securities giving access to shares of the
Company; the maximal nominal amount of capital
increases to be carried out under this delegation of
authority shall not exceed EUR 15,000,000.00; this
amount shall count against the overall ceiling set
forth in Resolution 17; the nominal amount of debt
securities issued shall not exceed EUR
900,000,000.00; this amount the ceiling set forth in
Resolution 17; this delegation is given for a 26-
month period it supersedes the amounts unused of any

PROPOSAL #E.20: Approve that, the Board of Directors                       ISSUER          YES        AGAINST           AGAINST
may decide, for each 1 of the issue decide
accordingly with Resolution 17 and 19, to increase
the number of securities to be issued in the event of
 a capital increase with or without preferential
subscription right to shareholders, at the same price
 as the initial issue, within 30 days of the closing
of the subscription period and up to a maximum of 15%
 of the initial issue; this delegation is given for a
 26-month period it supersedes the amounts unused of
any and all earlier delegations to the same effect

PROPOSAL #E.21: Authorize the Board of Directors, for                      ISSUER          YES        AGAINST           AGAINST
 the issue decided accordingly with Resolution 19,
within the limit of 10% of the Company's share
capital, over a 12-month period, to set the issue
price of the ordinary shares or securities to be
issued, in accordance with the terms and condition
determined by the shareholders' meeting; this
authorization is given for a 26-month period it
supersedes the amounts unused of any and all earlier
delegations to the same effect

PROPOSAL #E.22: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital, up to 10% of the share
capital, by way of issuing ordinary shares of the
Company or securities giving access to the capital,
in consideration for the contributions in kind
granted to the Company and comprised of capital
securities or securities giving access to share
capital; this delegation is given for a 26-month
period it supersedes the amounts unused of any and
all earlier delegations to the same effect

PROPOSAL #E.23: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
issue accordingly with Resolution 19, Company's
ordinary shares or securities giving access to the
Company's existing or future ordinary shares, in
consideration for securities tendered in a public
exchange offer initiated in France or abroad, by the
Company concerning the shares of quoted Company; the
amount of capital increase carried out by virtue of
the present resolution shall count against the
overall ceiling set forth in Resolution 17; this
delegation is given for a 26-month period it
supersedes the amounts unused of any and all earlier
delegations to the same effect

PROPOSAL #E.24: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase on 1 or more occasions, at its sole
discretion, in France or abroad, the share capital up
 to a maximum nominal amount of EUR 900,000,000.00,
by issuance of any securities giving right to the
allocation of debt securities; this delegation is
given for a 26-month period it supersedes the amounts
 unused of any and all earlier delegations to the
same effect

PROPOSAL #E.25: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
increase on 1 or more occasions, at its sole
discretion, in favour of employees of corporate
officers of the Company and related Companies, who
are members of a Company Savings Plan; this
delegation is given for a 26-month period and for an
amount that shall not exceed 10% of the Company's
capital; the ceiling of the present delegation is
autonomous and distinct and the amount of such
capital increase shall neither count against the
overall ceiling set forth in Resolutions 17, 18, nor
the ceiling of the Resolution 15 of the shareholders'
 meeting of 17 APR 2008; this delegation supersedes
the fraction unused of any and all earlier
delegations to the same effect; the shareholders'
meeting decides to cancel the shareholders'
preferential subscription rights in favour of the

PROPOSAL #E.26: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
grant, in 1 or more transactions, to employees,
corporate officers of the Company and related
Companies or groups of economic interest, options
giving the right either to subscribe for new shares
in the Company to be issued through a share capital
increase, or to purchase existing shares purchased by
 the Company, it being provided that the options
shall not give rights to subscribe or to purchase to
a number of shares, which shall exceed the legal
limits; the shareholders' meeting decides to cancel
the shareholders' preferential subscription rights in
 favour of the beneficiaries mentioned above; this
delegation is given for a 26-month period it
supersedes the fraction unused of any and all earlier
 delegations to the same effect

PROPOSAL #E.27: Amend the Article 7 of the Bylaws:                         ISSUER          YES        AGAINST           AGAINST
Class- paying up- rights to fractions of shares, to
comply with provisions governed by Article 36 of the
Law 86-1067, dated 30 SEP 1986

PROPOSAL #E.28: Amend the Article 28 of the Bylaws:                        ISSUER          YES        AGAINST           AGAINST
Lawsuit, related to the Lawsuits between the
shareholders and the Company and, or its Directors

PROPOSAL #E.29: Authorize the bearer of an original,                       ISSUER          YES          FOR               FOR
a copy or extract of the minutes of the meeting to
carry out all filings, publications and other
formalities prescribed by Law

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELIASONERA AB, STOCKHOLM
  TICKER:                N/A             CUSIP:     W95890104
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Axel Calissendorff, Attorney-                      ISSUER          YES          FOR               FOR
at-law as the Chairman of the meeting

PROPOSAL #2.: Elect 2 persons to check the meeting                         ISSUER          YES          FOR               FOR
minutes along with the Chairperson

PROPOSAL #3.: Approve the voting register                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Adopt the agenda                                             ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve to confirm that the meeting has                      ISSUER          YES          FOR               FOR
 been duly and properly convened

PROPOSAL #6.: Approve the presentation of the annual                       ISSUER          YES          FOR               FOR
report and the Auditor's report, consolidated
financial statements and the Group Auditor's report
for 2008; speech by President Mr. Lars Nyberg in
connection herewith and a description of the Board of
 Directors work during 2008

PROPOSAL #7.: Adopt the income statement, balance                          ISSUER          YES          FOR               FOR
sheet, consolidated income statement and the
consolidated balance sheet for 2008

PROPOSAL #8.: Approve a dividend of SEK 1.80 per                           ISSUER          YES          FOR               FOR
share be distributed to the shareholders, and that 06
 APR 2009 be set as the record date for the dividend;
 if the AGM adopts this proposal, it is estimated
that disbursement from Euroclear Sweden AB [formerly
VPC AB] will take place on 09 APR 2009

PROPOSAL #9.: Grant discharge to the Members of the                        ISSUER          YES          FOR               FOR
Board of Directors and the President from personal
liability towards the Company for the administration
of the Company in 2008

PROPOSAL #10.: Approve the number of Board Members at                      ISSUER          YES          FOR               FOR
 8 and with no Deputy Board Members to be elected by
the AGM

PROPOSAL #11.: Approve the remuneration to the Board                       ISSUER          YES          FOR               FOR
of Directors, until the next AGM would be SEK
1,000,000 to the Chairman, SEK 425,000 to each other
Board Member elected by the AGM; the Chairman of the
Board's Audit Committee would receive remuneration of
 SEK 150,000 and other Members of the Audit Committee
 receive SEK 100,000 each and the Chairman of the
Board's Remuneration Committee would receive SEK
40,000 and other Members of the Remuneration
Committee would receive SEK 20,000 each; all
remuneration figures are the same as for previous

PROPOSAL #12.: Re-elect Messrs. Maija-Liisa Friman,                        ISSUER          YES          FOR               FOR
Conny Karlsson, Lars G. Nordstrom, Timo Peltola, Jon
Risfelt, Caroline Sundewall and Tom von Weymarn, Lans
 Renstrom; and the election will be preceded by
information from the Chairperson concerning positions
 held in other Companies by the candidates

PROPOSAL #13.: Elect Mr. Tom von Weymarn as the                            ISSUER          YES          FOR               FOR
Chairman of the Board of Directors

PROPOSAL #14.: Elect Messrs.Viktoria Aastrup [Swedish                      ISSUER          YES          FOR               FOR
 state], Kari Jarvinen [Finnish state via Solidium],
KG Lindvall [Swedbank Robur funds], Lennart Ribohn
[SEB funds] and Tom von Weymarn [Chairman of the
Board of Directors] for the nomination Committee

PROPOSAL #15.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Executive Management

PROPOSAL #16.A: Amend the Articles of Association                          ISSUER          YES          FOR               FOR
[announcement of notice]

PROPOSAL #16.B: Amend the Articles of Association                          ISSUER          YES          FOR               FOR
[time limits for notice]

PROPOSAL #17.A: Authorize the Board of Directors, on                       ISSUER          YES          FOR               FOR
1 or more occasions prior to the 2010 AGM, on
acquisitions of own shares, which may take place both
 on Nasdaq OMX Stockholm and/or Nasdaq OMX
Helsingfors and in accordance with an offer to
acquire shares directed to all shareholders or
through a combination of these 2 alternatives; the
maximum number of shares acquired shall be such that
the Company's holding from time to time does not
exceed 10% of all shares in the Company; acquisitions
 of shares on Nasdaq OMX Stockholm and/or Nasdaq OMX
Helsingfors may only be made at a price within the
spread between the highest bid price and lowest ask
price prevailing from time to time on the exchanges;
acquisitions of shares by way of offers to acquire
shares directed to all the Companys shareholders may
take place at an acquisition price which exceeds the
prevailing market price, it will thereupon be
possible, by means of detachable and tradable sales
rights [Sw Saljratter], for the shareholders to enjoy
 the value of the premium which may arise as a
consequence of the Company acquiring shares at a
price in excess of the market price for the share, in
 order to compensate shareholders who neither sell
sales rights nor participate in the acquisition
offer, for their non-exercised sales rights, a bank
or another financial institution that may be
appointed by the Company shall, upon expiry of the
application period but otherwise in accordance with
the terms and conditions of the acquisition offer, be
 entitled to transfer shares to the Company and to
pay compensation, amounting to the value of the non-
exercised sales rights less the banks costs, to the
shareholders concerned; however, the compensation
payable may not exceed the compensation that may be
paid per sales right in the event of an offer of
commission-free sale of sales rights, in the event
foreign legal and/or administrative rules
significantly impede implementation of an acquisition
 offer in a particular country, the Board of
Directors or a party appointed by the Board of
Directors in its stead shall be entitled to effect a
sale of sales rights on behalf of the shareholders
concerned and shall, instead, pay the cash amount
received upon a sale carried out with due care, less
costs incurred, the Board of Directors shall be

PROPOSAL #17.B: Authorize the Board of Directors, on                       ISSUER          YES          FOR               FOR
1 or more occasions prior to the 2010 AGM, on
transfers of own shares on Nasdaq OMX Stockholm
and/or Nasdaq OMX Helsingfors, with deviation from
the shareholders' preferential rights, transfers may
take place of all shares held by the Company at the
time of the Board of Directors' resolution regarding
transfer pursuant to this authorization, at a price
within the spread between the highest bid price and
lowest ask price prevailing from time to time on
Nasdaq OMX Stockholm and/or Nasdaq OMX Helsingfors,
the Board of Directors shall be entitled to decide on
 other terms and conditions for the transfer

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELKOM SA LTD
  TICKER:                N/A             CUSIP:     S84197102
  MEETING DATE:          8/8/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company by the deletion of words by a general
meeting where they appear in Article 1.1.1.47; the
deletion of the expression 11 where it appear in
Article 21.1 and the substitution of the expression
12 therefore, the addition of the words or the
Directors then in office immediately after the
general meeting where they appear in the first line

PROPOSAL #O.2: Authorize any Directors and/or the                          ISSUER          YES          FOR               FOR
Company secretary to sign all such documents and do
all such things as may be required to implement the
special resolution to be proposed at the general
meeting at which this ordinary resolution is proposed
 provide such special resolution is passed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELKOM SA LTD
  TICKER:                N/A             CUSIP:     S84197102
  MEETING DATE:          9/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.o.1: Receive the annual financial                              ISSUER          YES          FOR               FOR
statements for the YE 31 MAR 2008

PROPOSAL #2o2.1: Re-elect Mr. P. G. Joubert as a                           ISSUER          YES          FOR               FOR
Director, in terms of the Company's Articles of
Association

PROPOSAL #2o2.2: Re-elect Mr. B. Du Plessis as a                           ISSUER          YES          FOR               FOR
Director, in terms of the Company's Articles of
Association

PROPOSAL #3.o.3: Re-appoint Ernst and Young Inc as                         ISSUER          YES          FOR               FOR
the Auditors of the Company, to hold office until the
 conclusion of the next AGM of the Company and
acknowledge that the individual registered Auditor
who will undertake the audit during the FY ending 31
MAR 2009 is Mr. R. Hillen

PROPOSAL #4.S.1: Authorize the Directors of the                            ISSUER          YES          FOR               FOR
Company to approve the repurchase by the Company, or
by any of its subsidiaries, of the Company's ordinary
 shares subject to the provisions of the Companies
Act, 1973, as amended, and the Listings Requirements
of JSE Limited [JSE]; [Authority shall be valid only
until the Company's next AGM and shall not extend
beyond 15 months from the date of this resolution];
and any general purchase by the Company and or any of
 its subsidiaries of the Company's ordinary shares in
 issue shall not, in aggregate, in any 1 FY, exceed
20% of the Company's issued ordinary share capital at
 the time that the authority is granted

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELKOM SA LTD
  TICKER:                N/A             CUSIP:     S84197102
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company, by inserting therein of the following
New Article 55 immediately after the existing Article
 54 as specified

PROPOSAL #S.2: Authorize the Company, subject to the                       ISSUER          YES          FOR               FOR
passing of Special Resolution 1 and Ordinary
Resolutions 1, 2 and 3 [save to the extent that such
resolutions are conditional on the passing of this
resolution], in terms of the Article 11 of the
Company's Articles of Association and Section 228 of
the Companies Act, 1973 [Act 61 of 1973], as amended
[Companies Act] to distribute to its shareholders,
pro rata to their respective holdings of shares in
the Company on the record date for the distribution,
as an unbundling transaction contemplated in Section
46 of the income tax Act, 1962 [Act 58 of 1962], as
amended, and as permitted by Section 90 of the
Companies Act, 520,783,900 ordinary shares in Vodacom
 Group [Proprietary] Limited held by the Company,
upon the terms and subject to the conditions as

PROPOSAL #O.1: Approve, in accordance with the                             ISSUER          YES          FOR               FOR
Listings Requirements of the JSE Limited and subject
to the passing of Special Resolutions 1 and 2 and
Ordinary Resolutions 2 and 3 [save to the extent that
 such resolutions are conditional on the passing of
this resolution], the sale by the Company of 15% of
the entire issued ordinary share capital of Vodacom
Group [Proprietary] Limited to Vodafone Holdings [SA]
 [Proprietary] Limited, upon the terms and subject to
 the conditions as specified

PROPOSAL #O.2: Approve, in accordance with Article                         ISSUER          YES          FOR               FOR
45.1 of the Company's Articles of Association and the
 recommendation of the Company's Directors as
specified the passing of Special Resolutions 1 and 2
and Ordinary Resolutions 1 and 3 [save to the extent
that such resolutions are conditional on the passing
of this resolution]; and the receipt by Telkom of the
 purchase price from the sale of 15% of the entire
issued ordinary share capital of Vodacom Group
[Proprietary] Limited to Vodafone Holdings (SA)
[Proprietary] Limited, a dividend of ZAR 19.00 per
ordinary share in the capital of the Company is
declared, such dividend to be paid within 30 days of
receipt of the purchase price

PROPOSAL #O.3: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the passing of Special
Resolutions 1 and 2 and Ordinary Resolutions 1 and 2
[save to the extent that such resolutions are
conditional on the passing of this resolution], to
sign all such documents and do all such things as may
 be necessary or desirable to implement Special
Resolutions 1 and 2 and Ordinary Resolutions 1 and 2

PROPOSAL #O.4: Approve, subject to the passing of                          ISSUER          YES          FOR               FOR
Ordinary Resolution 5 [save to the extent that such
resolution is conditional on the passing of this
resolution] the amendment to the Telkom Conditional
Share Plan as specified

PROPOSAL #O.5: Authorize any Director of the Company,                      ISSUER          YES          FOR               FOR
 subject to the passing of Ordinary Resolution 4
[save to the extent that such resolution is
conditional on the passing of this resolution], to
sign all such documents and do all such things as may
 be necessary or desirable to implement Ordinary

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELMEX INTERNACIONAL SAB DE CV
  TICKER:                N/A             CUSIP:     P9043M104
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve the designation or ratification                      ISSUER          YES        AGAINST           AGAINST
 as the case may be, of the members of the Board of
Directors who are to be appointed for the L series
shareholders, resolutions in this regard

PROPOSAL #II.: Approve the designation of delegates                        ISSUER          YES          FOR               FOR
to carry out and formalize the resolutions passed by
the general meeting

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELSTRA CORP LTD
  TICKER:                N/A             CUSIP:     Q8975N105
  MEETING DATE:          11/21/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Chairman and Company Executive Officer                       ISSUER          NO           N/A               N/A
presentations

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
FYE 30 JUN 2008

PROPOSAL #3.: To discuss the Company's financial                           ISSUER          NO           N/A               N/A
statements and reports for the YE 30 JUN 2008

PROPOSAL #S.4: Adopt the Constitution tabled at the                        ISSUER          YES          FOR               FOR
meeting and signed by the Chairman of the meeting for
 the purposes of identification, as the Constitution
of the Company in place of the present Constitution,
with effect from the close of the meeting

PROPOSAL #5.a: Elect  Mr. John Mullen as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #5.b: Re-elect Ms. Catherine Livingstone as                       ISSUER          YES          FOR               FOR
a Director, who retires by rotation

PROPOSAL #5.c: Re-elect Mr. Donald McGauchie as a                          ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.d: Elect Mr. John Stewart as a Director                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELUS CORPORATION
  TICKER:                N/A             CUSIP:     87971M202
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Companys 2008 audited                            ISSUER          NO           N/A               N/A
consolidated financial statements together with the
report of the Auditors on those statements

PROPOSAL #2.: Elect Directors of the Company for the                       ISSUER          NO           N/A               N/A
ensuing year

PROPOSAL #3.: Appoint Deloitte & Touche LLP as the                         ISSUER          NO           N/A               N/A
Auditors for the ensuing year and authorize the
Directors to fix their remuneration

PROPOSAL #4.: Transact other business                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TELUS CORPORATION
  TICKER:                N/A             CUSIP:     87971M996
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. R. H. [Dick] Auchinleck as a                      ISSUER          YES          FOR               FOR
 Director for the ensuing year

PROPOSAL #1.2: Elect Mr. A. Charles Baillie as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.3: Elect Mr. Micheline Bouchard as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.4: Elect Mr. R. John Butler as  Director                       ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.5: Elect Mr. Brian A. Canfield as a                            ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.6: Elect Mr. Pierre Y. Ducros as a                             ISSUER          YES        ABSTAIN           AGAINST
Director for the ensuing year

PROPOSAL #1.7: Elect Mr. Darren Entwistle as a                             ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.8: Elect Mr. Ruston E. T. Goepel as a                          ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.9: Elect Mr. John S. Lacey as a Director                       ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.10: Elect Mr. Brian F. MacNeill as a                           ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.11: Elect Mr. Ronald P. Triffo as a                            ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.12: Elect Mr. Donald Woodley as a                              ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #2.: Appoint Deloitte & Touche LLP as the                         ISSUER          YES          FOR               FOR
Auditors for the ensuing year and authorize the
Directors to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TEN NETWORK HOLDINGS LIMITED
  TICKER:                N/A             CUSIP:     Q8980R109
  MEETING DATE:          12/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report of the                          ISSUER          NO           N/A               N/A
Company and its controlled entities for the YE 31 AUG
 2008 and the reports of the Directors and the

PROPOSAL #2.: Re-elect Mr. Peter Viner as a Director,                      ISSUER          YES          FOR               FOR
 who retires by rotation in accordance with the
Constitution of the Company

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 31 AUG 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TENAGA NASIONAL BERHAD
  TICKER:                N/A             CUSIP:     Y85859109
  MEETING DATE:          12/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements together with the reports of the Directors
 and Auditors thereon for the FYE 31 AUG 2008

PROPOSAL #2.: Approve the declaration of final gross                       ISSUER          YES        AGAINST           AGAINST
dividend of 10.0 sen per ordinary share less income
tax of 25% for the FYE 31 AUG 2008

PROPOSAL #3.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of MYR 628,838.00 for the FYE 31 AUG 2008

PROPOSAL #4.: Re-elect Mr. Tan Sri Leo Moggie as a                         ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 135
of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Tan Sri Dato' Hari                              ISSUER          YES          FOR               FOR
Narayanan a/l Govindasamy as a Director, who retire
in accordance with Article 135 of the Company's
Articles of Association

PROPOSAL #6.: Re-elect Mr. Dato' Zainal Abidin bin                         ISSUER          YES          FOR               FOR
Putih as a Director, who retire in accordance with
Article 135 of the Company's Articles of Association

PROPOSAL #7.: Re-elect Mr. Tan Sri Dato' Seri Siti                         ISSUER          YES          FOR               FOR
Norma Binti Yaakob as a Director, who retires in
accordance with Article 133 of the Company's Articles
 of Association

PROPOSAL #8.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditors of the
Company, to hold office until the conclusion of the
next AGM ['AGM'] and to authorize the Directors to
fix their remuneration

PROPOSAL #9.: Authorize the Directors, pursuant to                         ISSUER          YES        AGAINST           AGAINST
the TNB Employees' Share Option Scheme II ['ESOS II']
 as approved at the EGM ['EGM'] of the Company held
on 29 MAY 2003, to issue shares in the Company at any
 time and in accordance with the terms and conditions
 of the said scheme

PROPOSAL #10.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965 ['Act'], to
issue shares in the capital of the Company at any
time until the conclusion of the next AGM and upon
such terms and conditions and for such purposes as
the Directors may, in their absolute discretion, deem
 fit provided that the aggregate number of shares to
be issued pursuant to this resolution does not exceed
 10% of the issued share capital of the Company for
the time being, subject to the provision of the Act,
Articles of Association of the Company and approval
from the Bursa Malaysia Securities Berhad ['Bursa
Securities'] and all the relevant regulatory bodies
where such approval is necessary

PROPOSAL #11.: Approve, subject to compliance with                         ISSUER          YES          FOR               FOR
the Act, the Company's Memorandum and Articles of
Association, the Listing Requirements of Bursa
Securities and all other applicable laws, guidelines,
 rules and regulations for the time being in force or
 as may be amended from time to time, and the
approvals from all relevant authorities, authorize
the Company to purchase such amount of ordinary
shares of MYR 1.00 each in the Company's issued and
paid-up ordinary share capital through Bursa
Securities upon such terms and conditions as the
Directors of the Company ['Board'] may deem fit and
expedient in the interest of the Company provided
that: the aggregate number of shares purchased
pursuant to this resolution shall not exceed 10% of
the total issued and paid-up share capital of the
Company ['Proposed Share Buy-Back']; the maximum
amount of funds to be utilized for the purpose of the
 Proposed Share Buy-Back shall not exceed the
Company's aggregate retained profits and/or share
premium account; the authority conferred by this
resolution shall commence immediately upon the
passing of this resolution and [Authority expires at
the earlier of the conclusion of the next AGM of the
Company at which time the authority shall lapse
unless by an ordinary resolution passed by the
shareholders of the Company in a general meeting or
the expiry of the period within which the next AGM of
 the Company is required by law to be held]; and
authorize the Board to decide in their discretion to
retain the ordinary shares in the Company so
purchased by the Company as treasury shares or to
cancel them or a combination of both and/or to resell
 them on Bursa Securities and/or to distribute them
as share dividends; and to take such steps to give
full effect to the Proposed Share Buy-Back with full
power to assent to any conditions, modifications,
variations and/or amendments as may be imposed by the
 relevant authorities and/or to do all such acts and

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TENARIS, S.A.
  TICKER:                TS              CUSIP:     88031M109
  MEETING DATE:          6/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: CONSIDERATION OF THE BOARD OF                                ISSUER          YES          FOR               FOR
DIRECTORS' AND INDEPENDENT AUDITORS' REPORTS ON THE
CONSOLIDATED FINANCIAL STATEMENTS, ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.

PROPOSAL #02: CONSIDERATION OF THE BOARD OF                                ISSUER          YES          FOR               FOR
DIRECTORS' AND INDEPENDENT AUDITORS' REPORTS ON THE
COMPANY'S ANNUAL ACCOUNTS.

PROPOSAL #03: ALLOCATION OF RESULTS AND APPROVAL OF                        ISSUER          YES          FOR               FOR
DIVIDEND PAYMENT.

PROPOSAL #04: DISCHARGE TO THE MEMBERS OF THE BOARD                        ISSUER          YES          FOR               FOR
OF DIRECTORS FOR THE EXERCISE OF THEIR MANDATE.

PROPOSAL #05: ELECTION OF THE MEMBERS OF THE BOARD OF                      ISSUER          YES        AGAINST           AGAINST
 DIRECTORS.

PROPOSAL #06: COMPENSATION OF THE MEMBERS OF THE                           ISSUER          YES          FOR               FOR
BOARD OF DIRECTORS.

PROPOSAL #07: APPOINTMENT OF THE INDEPENDENT AUDITORS                      ISSUER          YES          FOR               FOR
 FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009 AND
APPROVAL OF THEIR FEES.

PROPOSAL #08: AUTHORISATION TO THE BOARD AND THE                           ISSUER          YES        AGAINST           AGAINST
BOARD OF DIRECTORS OR OTHER GOVERNING BODIES OF THE
SUBSIDIARIES TO ACQUIRE COMPANY SHARES.

PROPOSAL #09: AUTHORISATION TO THE BOARD OF DIRECTORS                      ISSUER          YES          FOR               FOR
 TO CAUSE THE DISTRIBUTION OF ALL SHAREHOLDER
COMMUNICATIONS, INCLUDING ITS SHAREHOLDER MEETING AND
 PROXY MATERIALS AND ANNUAL REPORTS TO SHAREHOLDERS,
BY SUCH ELECTRONIC MEANS AS IS PERMITTED BY ANY
APPLICABLE LAWS OR REGULATIONS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TENCENT HLDGS LTD
  TICKER:                N/A             CUSIP:     G87572122
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt, conditional upon the                      ISSUER          YES          FOR               FOR
 Listing Committee of The Stock Exchange of Hong Kong
 Limited granting the listing of and permission to
deal in the shares of the Company, representing 2% of
 the issued share capital of the Company as at the
date of passing this resolution, to be issued
pursuant to the exercise of any options granted under
 the 2009 Share Option Scheme [as specified], the
rules of the new share option scheme [2009 Share
Option Scheme] of the Company as an additional Share
Option Scheme of the Company; and authorize the
Directors of the Company at their absolute
discretion, to grant options thereunder and to allot
and issue shares of the Company pursuant to the

PROPOSAL #2.: Amend Paragraph 3 of the share award                         ISSUER          YES          FOR               FOR
scheme of the Company adopted on 13 DEC 2007 as
specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TENCENT HLDGS LTD
  TICKER:                N/A             CUSIP:     G87572122
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the reports of the Directors
 and Auditors for the YE 31 DEC 2008

PROPOSAL #2.I: Declare a final dividend                                    ISSUER          YES          FOR               FOR

PROPOSAL #2.II: Declare a special dividend                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.I.a: Re-elect Mr. Iain Ferguson Bruce as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.I.b: Re-elect Mr. Ian Charles Stone as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.II: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the Directors' remuneration

PROPOSAL #4.: Re-appoint Auditors and authorize the                        ISSUER          YES          FOR               FOR
Board of Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and dispose of additional shares in
the Company and to make or grant offers, agreements,
options or warrants which would or might require the
exercise of such powers, during and after the
relevant period, the aggregate nominal value of share
 capital allotted or agreed [whether pursuant to an
option or otherwise] by the Directors of the Company
pursuant to the mandate in this resolution, otherwise
 than pursuant to: i) a Rights Issue, or ii) any
Option Scheme or similar arrangement for the time
being adopted for the grant or issue to the officers
and/or employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares of
 the Company or iii) any scrip dividend or similar
arrangement pursuant to the Articles of Association
of the Company from time to time, shall not exceed
20% of the aggregate nominal amount of the share
capital of the Company in issue at the date of this
Resolution and the said mandate shall be limited
accordingly; [Authority expires at the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Articles of Association of the
Company or by Law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to purchase or otherwise acquire shares of HKD
0.0001 each in the capital of the Company in
accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong
Limited, provided that the aggregate nominal amount
of shares so purchased or otherwise acquired shall
not exceed 10% of the aggregate nominal amount of the
 share capital of the Company in issue at the date of
 this resolution; and [Authority expires at the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or by law to be held]

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 5 and 6, the aggregate nominal amount
of the shares which are purchased or otherwise
acquired by the Company pursuant to Resolution 6 be
added to the aggregate nominal amount of the shares
which may be issued pursuant to Resolution 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TERUMO CORPORATION
  TICKER:                N/A             CUSIP:     J83173104
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TEVA PHARMACEUTICAL INDS LTD
  TICKER:                N/A             CUSIP:     M8769Q102
  MEETING DATE:          9/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Joseph [Yosi] Nitzani as a                         ISSUER          YES          FOR               FOR
External Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TEVA PHARMACEUTICAL INDS LTD
  TICKER:                N/A             CUSIP:     M8769Q102
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the final dividend                                   ISSUER          YES          FOR               FOR

PROPOSAL #2.1: Elect Mr. Phillip Frost as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Elect Mr. Roger Abravanel as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Elect Mr. Elon Kohlberg as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Elect Mr. Yitzhak Peterburg as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.5: Elect Mr. Erez Vigodman as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint the Auditors and authorize the                       ISSUER          YES          FOR               FOR
Board to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TEXWINCA HOLDINGS LTD
  TICKER:                N/A             CUSIP:     G8770Z106
  MEETING DATE:          8/28/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited consolidated                             ISSUER          YES        ABSTAIN           AGAINST
financial statements, the report of the Directors and
 the Independent Auditors' report for the YE 31 MAR

PROPOSAL #2.: Declare a final dividend                                     ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #3.A.i: Elect Mr. Poon Bun Chak as a Director                     ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #3A.ii: Elect Mr. Poon Kai Chak as a Director                     ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #3Aiii: Elect Mr. Poon Kei Chak as a Director                     ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #3.iv: Elect Mr. Poon Kwan Chak as a Director                     ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #3.v: Elect Mr. Ting Kit Chung as a Director                      ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #3.vi: Elect Mr. Au Son Yiu as a Director                         ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #3.vii: Elect Mr. Cheng Shu Wing as a                             ISSUER          YES        ABSTAIN           AGAINST
Director
PROPOSAL #3viii: Elect Mr. Wong Tze Kin, David as a                        ISSUER          YES        ABSTAIN           AGAINST
Director

PROPOSAL #3.B: Authorize the Board of Directors to                         ISSUER          YES        ABSTAIN           AGAINST
fix the Directors' remuneration

PROPOSAL #4.: Appoint the Auditors and authorize the                       ISSUER          YES        ABSTAIN           AGAINST
Board of Directors to fix the Auditors' remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES        ABSTAIN           AGAINST
 subject to Paragraph (b) of this resolution to
purchase its shares, subject to and in accordance
with all applicable Laws, during the relevant period,
 not exceeding 10% of the total nominal amount of the
 share capital of the Company in issue at the date of
 passing this resolution; and [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by the Bye-
Laws of the Company or any applicable Laws to be held]

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        ABSTAIN           AGAINST
to allot, issue and deal with additional shares of
the Company and to make or grant offers, agreements
and options which would or might require shares to be
 allotted, issue or dealt during the relevant period,
 not exceeding 20% of the total nominal amount of the
 share capital of the Company in issue at the date of
 passing this resolution, otherwise than pursuant to:
 i) a rights issue; or ii) any option scheme or
similar arrangement for the time being adopted for
the grant or issue to Officers and/or employees of
the Company and/or any of its subsidiaries and/or any
 eligible grantee pursuant to the scheme of shares or
 rights to acquire shares of the Company; or iii) any
 scrip dividend scheme or similar arrangement
providing for the allotment of shares in lieu of the
whole or part of a dividend on shares of the Company
in accordance with the bye-laws of the Company; and
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Bye-Laws of the Company or any
applicable Laws to be held]

PROPOSAL #7.: Approve, the general mandate granted to                      ISSUER          YES        ABSTAIN           AGAINST
 the Directors of the Company pursuant to the
Resolution 6, to extend by the addition thereto of an
 amount representing the total nominal amount of
shares in the capital of the Company repurchased by
the Company pursuant to the mandate referred to
Resolution 5, provided that such amount does not
exceed 10% of the total nominal amount of the share
capital of the Company in issue at the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TGK 10 JSC
  TICKER:                N/A             CUSIP:     87243G108
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the fulfillment by the JSK                           ISSUER          YES          FOR               FOR
[TGC-10] of the important deal [some the
interconnected transactions]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THAI AIRWAYS INTERNATIONAL PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y8615C114
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report from the Chairman                         ISSUER          YES          FOR               FOR
consideration and approve the minutes of the 2nd 2007

PROPOSAL #2.: Approve the AGM of shareholders' held                        ISSUER          YES          FOR               FOR
on Wednesday 09 APR 2008

PROPOSAL #3.: Acknowledge the report on the results                        ISSUER          YES          FOR               FOR
of operations for the year 2008

PROPOSAL #4.: Approve the balance sheets and income                        ISSUER          YES          FOR               FOR
statements for the year 2008

PROPOSAL #5.: Approve the consideration to abstain                         ISSUER          YES          FOR               FOR
from dividend payment from the Company's business
operations for the year 2008

PROPOSAL #6.: Approve the Directors' remunerations                         ISSUER          YES          FOR               FOR

PROPOSAL #7.: Appoint an Auditor and approve to                            ISSUER          YES          FOR               FOR
determine the audit fee

PROPOSAL #8.: Elect the Directors                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #9.: Other business [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THAI OIL PUBLIC CO LTD, CHATUCHAK
  TICKER:                N/A             CUSIP:     Y8620B119
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the drafted minutes                       ISSUER          YES          FOR               FOR
of the 2008 AGM of shareholders held on 04 APR 2008

PROPOSAL #2.: Approve to certify the Company's 2008                        ISSUER          YES          FOR               FOR
operating results and the audited financial
statements for the YE 31 DEC 2008

PROPOSAL #3.: Approve the dividend payment for the                         ISSUER          YES          FOR               FOR
Company's 2008 operating results

PROPOSAL #4.: Approve the 2009 annual remuneration of                      ISSUER          YES          FOR               FOR
 the Company's Directors

PROPOSAL #5.: Approve the 2008 annual appointment of                       ISSUER          YES          FOR               FOR
the Auditors and to determine their remuneration

PROPOSAL #6.1: Re-elect Mr. Pichai Chunhavajira as a                       ISSUER          YES          FOR               FOR
new Director in replacement of retiring Directors

PROPOSAL #6.2: Re-elect Mr. Prajya Phinyawat as a new                      ISSUER          YES          FOR               FOR
 Director in replacement of retiring Directors

PROPOSAL #6.3: Elect Mr. Utid Tamwatin as an                               ISSUER          YES          FOR               FOR
Independent Director in replacement of retiring
Directors

PROPOSAL #6.4: Elect Mr. Manu Leopairote as an                             ISSUER          YES          FOR               FOR
Independent Director in replacement of retiring
Directors

PROPOSAL #6.5: Elect Mr. Naris Chaiyasoot as a new                         ISSUER          YES          FOR               FOR
Director in replacement of retiring Directors

PROPOSAL #7.: Approve the issuance of debentures                           ISSUER          YES          FOR               FOR

PROPOSAL #8.: Other business [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THAI UNION FROZEN PRODUCTS PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y8729T169
  MEETING DATE:          4/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of the                        ISSUER          YES          FOR               FOR
AGM of shareholders for 2008 held on 21 APR 2008

PROPOSAL #2.: Approve the Company' annual report and                       ISSUER          YES          FOR               FOR
acknowledge the operational results for 2008

PROPOSAL #3.: Approve the financial statements for                         ISSUER          YES          FOR               FOR
the FYE 31 DEC 2008 and the allocation of net profit
for dividend payments

PROPOSAL #4.: Elect the Company's Directors in place                       ISSUER          YES          FOR               FOR
of those who are due to retire by rotation, and
approve to fix the remuneration for 2009

PROPOSAL #5.: Appoint the Company's Auditor and                            ISSUER          YES          FOR               FOR
approve to fix the Auditing Fee for 2009

PROPOSAL #6.: Other business [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THALES, NEUILLY SUR SEINE
  TICKER:                N/A             CUSIP:     F9156M108
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.2: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.3: Approve the distribution of the                             ISSUER          YES          FOR               FOR
Company's profits and fixation of the dividend

PROPOSAL #O.4: Approve the regulated agreements                            ISSUER          YES          FOR               FOR
authorized by 06 MAR 2008 Board of Directors

PROPOSAL #O.5: Approve the regulated commitment                            ISSUER          YES          FOR               FOR
authorized by 24 MAR 2008 Board of Directors

PROPOSAL #O.6: Approve renewal of a Permanent                              ISSUER          YES          FOR               FOR
Statutory Auditor's mandate

PROPOSAL #O.7: Appoint a temporary Statutory Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #O.8: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
allow the Company to operate on its own shares under
a share repurchase program, with a maximum purchase
price of EUR 50 per share

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
cancel within the framework of the shares acquired
under a share repurchase program

PROPOSAL #E.A: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES          FOR             AGAINST
 PROPOSAL: Approve the modification of Article 11 of
the statutes

PROPOSAL #O.10: Powers for formalities                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THANACHART CAPITAL PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y8738D155
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of AGM of                                  ISSUER          YES          FOR               FOR
shareholders no.1/2008

PROPOSAL #2.: Amend Clause 8, under Chapter 2 of the                       ISSUER          YES          FOR               FOR
Articles of Association as follows: Clause 8, the
Company shall not accept a pledge of its own shares,
the Company shall own its own shares as well as the
applicable Laws allowing to do so provided that the
Company shall comply with the terms, procedures and
conditions as stipulated by the applicable Laws

PROPOSAL #3.: Any other business[if any]                                   ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE 77 BANK,LTD.
  TICKER:                N/A             CUSIP:     J71348106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Retirement Allowance for                             ISSUER          YES        AGAINST           AGAINST
Retiring Directors, and Payment of Accrued Benefits
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #5.: Setting of the Amount for Directors'                         ISSUER          YES          FOR               FOR
Stock Remuneration-Type of Stock Options and Content
Thereof

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE AWA BANK,LTD.
  TICKER:                N/A             CUSIP:     J03612108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Allow Use of Electronic Systems for Public
Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE BANK OF KYOTO,LTD.
  TICKER:                N/A             CUSIP:     J03990108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE BANK OF NAGOYA,LTD.
  TICKER:                N/A             CUSIP:     J47442108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights  , Allow Use of Electronic Systems for Public
Notifications

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE BANK OF NOVA SCOTIA
  TICKER:                N/A             CUSIP:     064149107
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Ronald A. Brenneman as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Mr. C.J. Chen as a Director                           ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Elect Ms. N. Ashleigh Everett as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.4: Elect Mr. John C. Kerr as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Hon. Michael J.L. Kirby as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.6: Elect Mr. John T. Mayberry as a                             ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.7: Elect Mr. Thomas C . O'Neill as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.8: Elect Ms. Elizabeth Parr-Johnston as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.9: Elect Mr. Alexis E. Rovzar De La Torre                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #1.10: Elect Mr. Indira V. Samarasekera as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #1.11: Elect Mr. Allan C. Shaw as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.12: Elect Mr. Paul D. Sobey as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.13: Elect Ms. Barbara S. Thomas as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.14: Elect Mr. Richard E. Waugh as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint KPMG LLP as the Auditors                             ISSUER          YES          FOR               FOR

PROPOSAL #3.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL 1: approve, Regulatory structure for Long
Term Incentive Plan further a change of control it is
 proposed that the Board of Director adopt, a policy
stating that, further to a change of control,
executives benefiting from a variable pay program
linked to the stock price of the Company may only
realize its proceeds at the average closing price of
the stock during the fourth month preceding the
announcement of the transaction

PROPOSAL #4.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL 2: approve, the Board of Director adopt a
governance rule whereby senior Executive compensation
 policy be the subject of an advisory vote by
shareholders

PROPOSAL #5.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL 3: approve, women on Boards of Directors
Considering that there is currently among both men
and women a pool of important and diversified skills
and experience necessary to fulfill the profiles
required of Directors of Corporation, it is proposed
that the Board of Directors adopt a policy that
requires that 50% of the new applicants proposed as
Members of the Board be women until gender parity is

PROPOSAL #6.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES          FOR             AGAINST
 PROPOSAL 4: Approve, that the Board of Directors
adopt for Members of the compensation Committee and
external compensation consultants, the same
independence policy as the one governing the Members
of the Audit Committee and External Auditors

PROPOSAL #7.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL 5: approve, that the Board of Directors
adopt a governance rule limiting the number of Boards
 on which any of its Directors may sit to [4]

PROPOSAL #8.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL 6: Approve, that shareholders of Bank of
Nova Scotia urge the Board of Directors to adopt a
policy that Bank of Nova Scotia's shareholders be
given the opportunity at each annual meeting of
shareholders to vote on an advisory resolution
management, to ratify the report of the Human
Resources Committee set forth in the proxy statement,
 the proposal submitted to shareholders should ensure
 that shareholders understand that the vote is non-
binding and would not affect any compensation paid or
 awarded to any named Executive Officer

PROPOSAL #9.: PLEASE NOTE THAT THIS IS A SHAREHOLDERS                      ISSUER          YES        AGAINST             FOR
 PROPOSAL 7: Approve, the shareholders recommend to
the Board of Directors that it undertake a
comprehensive review of executive compensation to
ensure that incentives do not encourage extreme
risks, and that bonuses are paid out only when long-
term performance has been proven to be sound and
sustainable, this review should lead to new policies
to place before the shareholders for approval in one

PROPOSAL #10.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PROPOSAL 8: Approve, the shareholders
recommend to the Board of Directors that a
comprehensive review be undertaken with respect to
short-selling, if warranted, the Board shall bring
forward a policy for consideration by the
shareholders, and, if necessary, for submission to

PROPOSAL #11.: PLEASE NOTE THAT THIS IS A                                  ISSUER          YES        AGAINST             FOR
SHAREHOLDERS PROPOSAL 9: Approve, the shareholders
recommend to the Board of Directors that it review
its policies on Director recruitment, especially with
 regard to the number of current and Former Chief
Executive Officers of other Corporations who are

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE BANK OF YOKOHAMA,LTD.
  TICKER:                N/A             CUSIP:     J04242103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE CARPHONE WAREHOUSE GROUP PLC, LONDON
  TICKER:                N/A             CUSIP:     G5344S105
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of                      ISSUER          YES          FOR               FOR
 the Directors and the Auditors for the period ended
29 MAR 2008

PROPOSAL #2.: Approve the remuneration report set out                      ISSUER          YES          FOR               FOR
 in the annual report 2008

PROPOSAL #3.: Declare a final dividend of 3.00 pence                       ISSUER          YES          FOR               FOR
per ordinary share for the period ended 29 MAR 2008

PROPOSAL #4.: Re-elect Mr. Charles Dunstone as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-elect Mr. Roger Taylor as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. John Gildersleeve as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #7.: Re-elect Mr. David Goldie as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company and authorize the Board to
determine the Auditors' remuneration

PROPOSAL #S.9: Adopt new Articles of Association as                        ISSUER          YES          FOR               FOR
specified

PROPOSAL #S.10: Authorize the Directors, for the                           ISSUER          YES          FOR               FOR
purpose of Section 80(1) of the Companies Act 1985
[the Act], to allot and issue relevant securities
[Section 80(2) of the Act] up to an aggregate nominal
 amount of GBP 304,698 being the aggregate nominal
amount of one third of the issued share capital of
the Company as at 29 MAR 2008; [Authority expires at
the earlier of the conclusion of the AGM of the
Company in 2009 or 15 months]; and the Directors may
allot relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #S.11: Authorize the Directors, pursuant to                       ISSUER          YES          FOR               FOR
Section 95 of the Act, to allot equity securities
[Section 94(2) of the Act] for cash pursuant to the
authority conferred by Resolution 10, disapplying the
 statutory pre-emption rights [Section 89(1) of the
Act], provided that this power is limited to the
allotment of equity securities: a) in connection with
 a rights issue in favor of the holders of ordinary
shares of 0.1p each in the capital of the Company
[Ordinary Shares]; and b) up to an aggregate nominal
amount equal to GBP 45,705 [5% of the issued share
capital of the Company as at 29 MAR 2008]; [Authority
 expires at the earlier of the conclusion of the AGM
of the Company in 2009 or 15 months]; and authorize
the Directors to allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.12: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of Section 166 of the Act, to make market
purchases [Section 163 of the Act] of up to
91,409,295 ordinary shares, at a minimum price which
may be paid is the 0.1p nominal value of each share
and not more than 5% above the average middle market
quotations for such shares derived from the London
Stock Exchange Daily Plc Official List, over the
previous 5 business days; [Authority expires the
earlier of the conclusion of the AGM of the Company
in 2009 or 15 months]; the Company, before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE CHIBA BANK,LTD.
  TICKER:                N/A             CUSIP:     J05670104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE CHUGOKU BANK,LIMITED
  TICKER:                N/A             CUSIP:     J07014103
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #7: Approve Payment of Accrued Benefits                           ISSUER          YES        AGAINST           AGAINST
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

PROPOSAL #8: Amend the Compensation to be received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

PROPOSAL #9: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE CHUGOKU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J07098106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Ban Newly Building Nuclear Power Facilities

PROPOSAL #5: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Abolish Use of Nuclear Fuels

PROPOSAL #6: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Add Provisions About Transition Into Sustainable
Energy Generation

PROPOSAL #7: Shareholder's Proposals: Appoint a                            ISSUER          YES        AGAINST             FOR
Director

PROPOSAL #8: Shareholder's Proposals: Appoint a                            ISSUER          YES        AGAINST             FOR
Corporate Auditor

PROPOSAL #9: Shareholder's Proposals: Approve                              ISSUER          YES        AGAINST             FOR
Appropriation of Profits

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE DAEGU BANK LTD
  TICKER:                N/A             CUSIP:     Y1859G115
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statement and a                        ISSUER          YES          FOR               FOR
cash dividend of KRW 250 per share

PROPOSAL #2.: Approve the partial amendment to the                         ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect Mr. Ha Choon Soo as a Non-Outside                      ISSUER          YES          FOR               FOR
 Director and Messrs. Kim Byung Chan, Ahn Choong
Young, Kwon Young Ho, Jung Gun Young, Kim Young Hoon
as the Outside Directors

PROPOSAL #4.: Elect the Auditor Committee Members,                         ISSUER          YES          FOR               FOR
Messrs. Kim Byung Chan and Ahn Hoong Young as the
Outside Directors

PROPOSAL #5.: Approve to set stock option for staff                        ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE DAISHI BANK,LTD.
  TICKER:                N/A             CUSIP:     J10794105
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3: Appoint a Director                                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE FUJI FIRE AND MARINE INSURANCE COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J14238117
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to (1) : Approve Minor                        ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.: Amend Articles to (2) : Increase                             ISSUER          YES          FOR               FOR
Authorized Capital to 1,900,000,000 shs., Establish
Articles Related to Class 1 Preferred Shares and
Class Shareholders Meetings

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE FURUKAWA ELECTRIC CO.,LTD.
  TICKER:                N/A             CUSIP:     J16464117
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE GREAT EASTERN SHIPPING COMPANY LIMITED
  TICKER:                N/A             CUSIP:     Y2857Q154
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet as at 31 MAR 2008 and the profit and loss
account for the YE on that date together with the
Auditors' and the Directors' report thereon

PROPOSAL #2.: Re-appoint Ms. Asha V. Sheth as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Re-appoint Mr. Keki Mistry as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 their remuneration

PROPOSAL #S.5: Approve, in the partial modification                        ISSUER          YES          FOR               FOR
of the resolution passed by the Members at the AGM
held on 18 DEC 2006 approving the appointment and
terms of remuneration of Mr. K.M. Sheth, Executive
Chairman and in accordance with the provisions of
Sections 198, 269, 309, 311 and Schedule XIII and
other applicable provisions, if any, of the Companies
 Act, 1956, the variation in the terms of
remuneration of Mr. K.M. Sheth, Executive Chairman
for the remaining period of his tenure of office,
with effect from 01 APR 2008, as specified, with
liberty to the Board of Directors [hereinafter
referred to as the Board which term shall be deemed
to include any Committee of the Board constituted to
exercise its powers, including the powers conferred
by this Resolution] to alter and vary the terms of
remuneration, subject to the same not exceeding the
limits specified under Schedule XIII to the Companies
 Act, 1956 or any statutory modification(s) or re-
enactment thereof; that all other terms and
conditions of appointment of Mr. K.M. Sheth,
Executive Chairman as approved earlier by the
Members, shall remain unchanged; and authorize the
Board to take all such steps as may be necessary,

PROPOSAL #6.: Approve, in partial modification of the                      ISSUER          YES          FOR               FOR
 resolution passed by the Members at the AGM held on
18 DEC 2006, approving the appointment and terms of
remuneration of Mr. Bharat K. Sheth, Deputy Chairman
and Managing Director and in accordance with the
provisions of Sections 198, 269, 309, 311 and
Schedule XIII and other applicable provisions, if
any, of the Companies Act, 1956, the variation in the
 terms of remuneration of Mr. Bharat K. Sheth, Deputy
 Chairman and Managing Director for the remaining
period of his tenure of office, with effect from 01
APR 2008, as specified, with liberty to the Board of
Directors [hereinafter referred to as the Board which
 term shall be deemed to include any Committee of the
 Board constituted to exercise its powers, including
the powers conferred by this Resolution] to after and
 vary the terms of remuneration, subject to the same
not exceeding the limits specified under Schedule
XIII to the Companies Act, 1956 or any statutory
modification(s) or re-enactment thereof; that all
other terms and conditions of appointment of Mr.
Bharat K. Sheth, Deputy Chairman and Managing
Director as approved earlier by the members, shall
remain unchanged; and authorize the Board to take all
 such steps as may be necessary, proper or expedient
to give effect to this Resolution

PROPOSAL #7.: Approve, in partial modification of the                      ISSUER          YES          FOR               FOR
 resolution passed by the Members at the AGM held on
18 DEC 2006, approving the appointment and terms of
remuneration of Mr. Ravi K. Sheth, Executive Director
 and in accordance with the provisions of Sections
198, 269, 309, 311 and Schedule XIII and other
applicable provisions, if any, of the Companies Act,
1956, the variation in the terms of remuneration of
Mr. Ravi K. Sheth, Executive Director for the
remaining period of his tenure of office, with effect
 from 01 APR 2008, as specified, with liberty to the
Board of Directors (hereinafter referred to as the
Board which term shall be deemed to include any
Committee of the Board constituted to exercise its
powers, including the powers conferred by this
Resolution] to alter and vary the terms of
remuneration, subject to the same not exceeding the
limits specified under Schedule XIII to the Companies
 Act, 1956 or any statutory modification(s) or re-
enactment thereof; that all other terms and
conditions of appointment of Mr. Ravi K. Sheth,
Executive Director as approved earlier by the
Members, shall remain unchanged; authorize the Board
to take all such steps as may be necessary, proper or

PROPOSAL #S.8: Approve, pursuant to the provisions of                      ISSUER          YES          FOR               FOR
 Sections 198, 309, 310 and other applicable
provisions, if any, of the Companies Act, 1956, the
payment of one time additional commission of INR 180
lakhs, INR 144 lakhs and INR 108 lakhs to Mr. K.M.
Sheth, Executive Chairman, Mr. Bharat K. Sheth,
Deputy Chairman and Managing Director and Mr. Ravi K.
 Sheth, Executive Director respectively for the FY
2007-08; and authorize the Board of Directors of the
Company to take all such steps as may be necessary,
proper or expedient to give effect to this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE GUNMA BANK,LTD.
  TICKER:                N/A             CUSIP:     J17766106
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Reduce Term
of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE HACHIJUNI BANK,LTD.
  TICKER:                N/A             CUSIP:     J17976101
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE HIGO BANK,LTD.
  TICKER:                N/A             CUSIP:     J19404102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE HIROSHIMA BANK,LTD.
  TICKER:                N/A             CUSIP:     J03864105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Corporate

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE HOKKOKU BANK,LTD.
  TICKER:                N/A             CUSIP:     J21630108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

PROPOSAL #5: Amend the Compensation to be received by                      ISSUER          YES          FOR               FOR
 Directors and Corporate Auditors

PROPOSAL #6: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE HYAKUGO BANK,LTD.
  TICKER:                N/A             CUSIP:     J22890107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE HYAKUJUSHI BANK,LTD.
  TICKER:                N/A             CUSIP:     J22932107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Corporate Officers, and Payment of Accrued
Benefits associated with Abolition of Retirement
Benefit System for Current Corporate Officers

PROPOSAL #6: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Corporate Auditors

PROPOSAL #7: Authorize Use of Stock Option Plan for                        ISSUER          YES          FOR               FOR
Directors, Besides Remunerations

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE IYO BANK,LTD.
  TICKER:                N/A             CUSIP:     J25596107
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE JAPAN STEEL WORKS,LTD.
  TICKER:                N/A             CUSIP:     J27743103
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE JOYO BANK,LTD.
  TICKER:                N/A             CUSIP:     J28541100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Retirement Allowance for                              ISSUER          YES        AGAINST           AGAINST
Retiring Directors and Corporate Auditors, and
Payment of Accrued Benefits associated with Abolition
 of Retirement Benefit System for Current Directors
and Corporate Auditors

PROPOSAL #6: Approve Details of Compensation as Stock                      ISSUER          YES          FOR               FOR
 Options for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE JUROKU BANK,LTD.
  TICKER:                N/A             CUSIP:     J28709103
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Allow Use of Electronic Systems for Public
Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE KAGOSHIMA BANK,LTD.
  TICKER:                N/A             CUSIP:     J29094109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Retiring
Corporate Auditors

PROPOSAL #6.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE KANSAI ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J30169106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications, Reduce
Term of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Shareholder's Proposal: Approve                               ISSUER          YES        AGAINST             FOR
Appropriation of Profits

PROPOSAL #5: Shareholder's Proposal: Remove a Director                     ISSUER          YES        AGAINST             FOR

PROPOSAL #6: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Reduce Maximum Board Size to 8, and Include One
Director from the Nuclear Blast Victims Labor Movement

PROPOSAL #7: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Prohibit Use of Nuclear Power

PROPOSAL #8: Shareholder's Proposal: Amend Articles                        ISSUER          YES        AGAINST             FOR
to Require Establishment of a Remuneration Committee
Comprised of a Majority of Outside Directors, and
Require Disclosure of Individual Remunerations

PROPOSAL #9: Shareholder's Proposal:  Amend Articles                       ISSUER          YES        AGAINST             FOR
to Investigate Nuclear Fuel Reprocessing in
Coordination with Outside Experts

PROPOSAL #10: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Investigate Plutonium Management and Prohibit the
 Use of Plutonium

PROPOSAL #11: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Provide a Report on Alternative Energy Sources
Created in Coordination with Outside Experts

PROPOSAL #12: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Base All Operations on Global CSR Standards

PROPOSAL #13: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Require All Minutes from Shareholders Meetings to
 Correctly Reflect All Statements and Be Distributed
Via the Internet

PROPOSAL #14: Shareholder's Proposal:  Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Reduce Maximum Board Size to 12

PROPOSAL #15: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Reduce Maximum Auditors Board Size to 6, and
Include 2 Members of an Environmental Protection NGO

PROPOSAL #16: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Proactively Implement Environmental Policies
Across the Group

PROPOSAL #17: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Promote a Shift from Nuclear Power to Natural

PROPOSAL #18: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Prioritize Improvements to the Labor Environment
for Employees and Consumers/Local Populus

PROPOSAL #19: Shareholder's Proposal: Amend Articles                       ISSUER          YES        AGAINST             FOR
to Prioritize Capital Investment in Utility
Infrastructures and Securing Labor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE KEIYO BANK,LTD.
  TICKER:                N/A             CUSIP:     J05754106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE LINK REAL ESTATE INVESTMENT TRUST
  TICKER:                N/A             CUSIP:     Y5281M111
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To note the audited financial                                ISSUER          NO           N/A               N/A
statements of The Link Real Estate Investment Trust
[The Link REIT] together with the Auditors' report
for the FYE 31 MAR 2008

PROPOSAL #2.: To note the appointment of the Auditors                      ISSUER          NO           N/A               N/A
 of The Link REIT and the fixing of their remuneration

PROPOSAL #3.A: Re-appoint Mr. Ian David Murray                             ISSUER          YES          FOR               FOR
ROBINS, Director of The Link Management Limited, as a
 Manager of the Link REIT [the Manager], who retires
pursuant to Article 121 of the Articles of
Association of the Manager

PROPOSAL #3.B: Re-appoint Mr. Ian Keith GRIFFITHS,                         ISSUER          YES          FOR               FOR
Director of The Link Management Limited, as a Manager
 of the Link REIT [the Manager], who retires pursuant
 to Article 121 of the Articles of Association of the
 Manager

PROPOSAL #3.C: Re-appoint Professor Richard WONG Yue                       ISSUER          YES          FOR               FOR
Chim, Director of The Link Management Limited, as a
Manager of the Link REIT [the Manager], who retires
pursuant to Article 121 of the Articles of
Association of the Manager

PROPOSAL #4.A: Re-elect Dr. Patrick FUNG Yuk Bun as a                      ISSUER          YES          FOR               FOR
 Director of the Manager, who will retire by rotation
 pursuant to Article 125 of the Articles of
Association of the Manager

PROPOSAL #4.B: Re-elect Mr. Stanley KO Kam Chuen as a                      ISSUER          YES          FOR               FOR
 Director of the Manager, who will retire by rotation
 pursuant to Article 125 of the Articles of
Association of the Manager

PROPOSAL #5.: Authorize the Managers, to make on-                          ISSUER          YES          FOR               FOR
market repurchase of the units of The Link REIT on
the Stock Exchange of Hong Kong Limited, subject to
and in accordance with the trust deed constituting
The link REIT [the Trust Deed], the laws of Hong
Kong, the Code on Real Estate Investment Trusts [ the
 REIT Code] and the guidelines issued by the
Securities and Futures Commission of Hong Kong from
time to time and the terms, not exceeding 10% of the
total number of units of The Link REIT in issue at
the date of passing this resolution, as specified;
[Authority expires the earlier at the conclusion of
the next AGM of The Link REIT or the expiration of
the period within which the next AGM of the Company
is to be held by Trust Deed, the REIT Code or any

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE MUSASHINO BANK,LTD.
  TICKER:                N/A             CUSIP:     J46883104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE NANTO BANK,LTD.
  TICKER:                N/A             CUSIP:     J48517106
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE NISHI-NIPPON CITY BANK, LTD.
  TICKER:                N/A             CUSIP:     J56773104
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Purchase of Own Shares                               ISSUER          YES          FOR               FOR
(Preferred Stock)

PROPOSAL #3.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring  Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE OGAKI KYORITSU BANK,LTD.
  TICKER:                N/A             CUSIP:     J59697102
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Special Payment for                      ISSUER          YES          FOR               FOR
 Deceased a Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE SAN-IN GODO BANK,LTD.
  TICKER:                N/A             CUSIP:     J67220103
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE SHIGA BANK,LTD.
  TICKER:                N/A             CUSIP:     J71692107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE SHIZUOKA BANK,LTD.
  TICKER:                N/A             CUSIP:     J74444100
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE SIAM COMMERCIAL BANK PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y7905M113
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the AGM of                            ISSUER          YES          FOR               FOR
shareholders No. 185 held on 03 APR 2008

PROPOSAL #2.: Acknowledge the annual report prepared                       ISSUER          YES          FOR               FOR
by the Board of Directors

PROPOSAL #3.: Approve the financial statements for                         ISSUER          YES          FOR               FOR
the FYE 31 DEC 2008

PROPOSAL #4.: Approve the allocation of profits and                        ISSUER          YES          FOR               FOR
dividend payment from the Bank's operational result
of year 2008

PROPOSAL #5.: Approve the distribution of the                              ISSUER          YES          FOR               FOR
Directors remuneration and the allocation of the
Directors bonus for the year 2009

PROPOSAL #6.: Elect the Directors in replacement of                        ISSUER          YES          FOR               FOR
those retired by rotation

PROPOSAL #7.: Appoint the Auditors and approve to fix                      ISSUER          YES          FOR               FOR
 the auditing fee

PROPOSAL #8.: Approve the Bank's Articles of                               ISSUER          YES          FOR               FOR
Association

PROPOSAL #9.: Amend Clause 4 of the Bank's Memorandum                      ISSUER          YES          FOR               FOR
 of Association in order for it to be in line with
the conversion of preferred shares into ordinary
shares in the year 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE SUMITOMO TRUST AND BANKING COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J77970101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Increase Authorized                       ISSUER          YES          FOR               FOR
Capital to 3,400,000,000 shs., Establish Articles
Related to Class 2 Preferred Shares, Class 3
Preferred Shares and Class 4 Preferred Shares and
Class Shareholders Meetings, Approve Minor Revisions
Related to Dematerialization of Shares and the Other
Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE SWATCH GROUP AG, NEUENBURG
  TICKER:                N/A             CUSIP:     H83949133
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Approve the 2008 annual report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #1.2: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR
[Balance Sheet, Income Statement and Notes] and 2008
consolidated financial statements

PROPOSAL #1.3: Approve the Statutory Auditors' Report                      ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Approve the reports and the financial                       ISSUER          YES          FOR               FOR
statements

PROPOSAL #2.: Grant discharge to all Members of the                        ISSUER          YES          FOR               FOR
Board of Directors for the FY 2008

PROPOSAL #3.: Approve the appropriation of the net                         ISSUER          YES        AGAINST           AGAINST
income as specified [the Group intends not to pay a
dividend to the subsidiaries of which it is a 100%
owner]

PROPOSAL #4.: Appoint PricewaterhouseCoopers Ltd for                       ISSUER          YES          FOR               FOR
another period of one year as Statutory Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE SWATCH GROUP AG, NEUENBURG
  TICKER:                N/A             CUSIP:     H83949141
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 annual report [annual                       ISSUER          NO           N/A               N/A
report, financial statements and consolidated
financial statements]

PROPOSAL #2.: Grant discharge to all Members of the                        ISSUER          NO           N/A               N/A
Board of Directors for the FY 2008

PROPOSAL #3.: Approve the appropriation of the 2008                        ISSUER          NO           N/A               N/A
profit of CHF 706,213,797.58 resulting from the
balance sheet [net income as of 31 DEC 2008 of CHF
671,900,167.27 plus balance brought forward from the
previous year of CHF 34,313,630.31] as specified

PROPOSAL #4.: Appoint PricewaterhouseCoopers Ltd for                       ISSUER          NO           N/A               N/A
another period of one year as the Statutory Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE TOKYO ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J86914108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appropriation of Surplus                                     ISSUER          YES          FOR               FOR

PROPOSAL #2.: Partial Amendments to the Articles of                        ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #3.1: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Election of a Director                                      ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Election of a Director                                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Election of a Director                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Election of an Auditor                                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Shareholders' Proposals : Distribution                       ISSUER          YES        AGAINST             FOR
of Surplus

PROPOSAL #6.: Shareholders' Proposals : Partial                            ISSUER          YES        AGAINST             FOR
Amendments to the Articles of Incorporation (1)

PROPOSAL #7.: Shareholders' Proposals : Partial                            ISSUER          YES        AGAINST             FOR
Amendments to the Articles of Incorporation (2)

PROPOSAL #8.: Shareholders' Proposals : Partial                            ISSUER          YES          FOR             AGAINST
Amendments to the Articles of Incorporation (3)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE WAREHOUSE GROUP LTD
  TICKER:                N/A             CUSIP:     Q90307101
  MEETING DATE:          11/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Robert Lanham Challinor as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retires by rotation
in accordance with the Constitution

PROPOSAL #2.: Re-elect Mr. Keith Raymond Smith as a                        ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with the Constitution

PROPOSAL #3.: Authorize the Directors to fix the                           ISSUER          YES          FOR               FOR
remuneration of PricewaterhouseCoopers as the Auditor
 for the ensuing year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THE YOKOHAMA RUBBER COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J97536122
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THK CO.,LTD.
  TICKER:                N/A             CUSIP:     J83345108
  MEETING DATE:          6/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THOMAS COOK GROUP
  TICKER:                N/A             CUSIP:     G88471100
  MEETING DATE:          3/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and accounts                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve to agree the final dividend                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. David Allvey as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Dr. Jurgen Buser as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #6.: Elect Mr. Nigel Northridge                                   ISSUER          YES          FOR               FOR

PROPOSAL #7.: Elect Dr. Karl Gerhard Eick as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #8.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors

PROPOSAL #9.: Grant authority to the Directors to fix                      ISSUER          YES          FOR               FOR
 the Auditors remuneration

PROPOSAL #10.: Authorize  the Company and its                              ISSUER          YES          FOR               FOR
subsidiaries to make EU political donations to
political parties or Independent election candidates
up to GBP 0.02m,to political org. other than
political parties up to GBP 0.02m  and incur EU
political expenditure up to GBP

PROPOSAL #11.: Grant authority to issue the equity or                      ISSUER          YES          FOR               FOR
 equity-linked securities with pre-emptive rights  up
 to a nominal amount of EUR 28,606,903 in connection
with an offer by way of a rights issue otherwise up
to EUR 28,606,903

PROPOSAL #S.12: Grant authority to issue of equity or                      ISSUER          YES          FOR               FOR
 equity-linked securities without pre-emptive rights
up to a  nominal amount of EUR 4,291,464

PROPOSAL #S.13: Amend the period of notice for                             ISSUER          YES          FOR               FOR
general meetings

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THOMSON REUTERS CORP
  TICKER:                N/A             CUSIP:     884903105
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. David Thomson as a Director                       ISSUER          YES          FOR               FOR
of Thomson Reuters

PROPOSAL #1.2: Elect Mr. W. Geoffrey Beattie as a                          ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.3: Elect Mr. Niall FitzGerald, KBE as a                        ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.4: Elect Mr. Thomson H. Glocer as a                            ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.5: Elect Mr. Manvinder S. Banga as a                           ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.6: Elect Ms. Mary Cirillo as a Director                        ISSUER          YES          FOR               FOR
of Thomson Reuters

PROPOSAL #1.7: Elect Mr. Steven A. Denning as a                            ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.8: Elect Mr. Lawton Fitt as a Director of                      ISSUER          YES          FOR               FOR
 Thomson Reuters

PROPOSAL #1.9: Elect Mr. Roger L. Martin as a                              ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.10: Elect Sir Deryck Maughan as a                              ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.11: Elect Mr. Ken Olisa as a Director of                       ISSUER          YES          FOR               FOR
Thomson Reuters

PROPOSAL #1.12: Elect Mr. Vance K. Opperman as a                           ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.13: Elect Mr. John M. Thompson as a                            ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.14: Elect Mr. Peter J. Thomson as a                            ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.15: Elect Mr. John A. Tory as a Director                       ISSUER          YES          FOR               FOR
of Thomson Reuters

PROPOSAL #2.: Re-appoint the Canadian Firm of                              ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as the Auditors of Thomson
 Reuters Corporation and the UK Firm of
PricewaterhouseCoopers LLP as the Auditors of Thomson
 Reuters PLC and authorize the Directors of Thomson
Reuters to fix the Auditors' remuneration

PROPOSAL #3.: Receive the financial statements of                          ISSUER          YES          FOR               FOR
Thomson Reuters for the YE 31 DEC 2008 and the
Auditors' report on those statements [consisting of
the primary Thomson Reuters Corporation consolidated
financial statements as well as standalone Thomson
Reuters PLC financial statements prepared to comply
with UK legal and regulatory requirements]

PROPOSAL #4.a: Receive the Directors' report of                            ISSUER          YES          FOR               FOR
Thomson Reuters PLC for the YE 31 DEC 2008 in
accordance with UK legal and regulatory requirements
applicable to Thomson Reuters PLC

PROPOSAL #4.b: Approve the Directors' remuneration                         ISSUER          YES          FOR               FOR
report [and the Auditors' report thereon] of Thomson
Reuters PLC for the YE 31 DEC 2008 in accordance with
 UK legal and regulatory requirements applicable to
Thomson Reuters PLC

PROPOSAL #4.c: Approve a renewal of the authority to                       ISSUER          YES          FOR               FOR
allot Thomson Reuters PLC shares in accordance with
UK legal and regulatory requirements applicable to
Thomson Reuters PLC

PROPOSAL #4.d: Approve a renewal of the                                    ISSUER          YES          FOR               FOR
disapplication of preemptive rights related to the
issuance of Thomson Reuters PLC shares in accordance
with UK legal and regulatory requirements applicable
to Thomson Reuters PLC

PROPOSAL #4.e: Approve a renewal to the authority to                       ISSUER          YES          FOR               FOR
buy back Thomson Reuters PLC ordinary shares in the
open market in accordance with UK legal and
regulatory requirements applicable to Thomson Reuters

PROPOSAL #4.f: Approve a continuing authority for                          ISSUER          YES          FOR               FOR
Thomson Reuters PLC to call a general meeting of
shareholders [other than an AGM] in accordance with
Thomson Reuters PLC's Articles of Association upon
not less than 14 days' notice in writing in
accordance with UK legal and regulatory requirements
applicable to Thomson Reuters PLC

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THOMSON REUTERS PLC, LONDON
  TICKER:                N/A             CUSIP:     G8847Z105
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. David Thomson as a Director                       ISSUER          YES          FOR               FOR
of Thomson Reuters

PROPOSAL #1.2: Elect Mr. W. Geoffrey Beattie as a                          ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.3: Elect Mr. Niall FitzGerald, KBE as a                        ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.4: Elect Mr. Thomson H. Glocer as a                            ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.5: Elect Mr. Manvinder S. Banga as a                           ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.6: Elect Ms. Mary Cirillo as a Director                        ISSUER          YES          FOR               FOR
of Thomson Reuters

PROPOSAL #1.7: Elect Mr. Steven A. Denning as a                            ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.8: Elect Mr. Lawton Fitt as a Director of                      ISSUER          YES          FOR               FOR
 Thomson Reuters

PROPOSAL #1.9: Elect Mr. Roger L. Martin as a                              ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.10: Elect Sir Deryck Maughan as a                              ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.11: Elect Mr. Ken Olisa as a Director of                       ISSUER          YES          FOR               FOR
Thomson Reuters

PROPOSAL #1.12: Elect Mr. Vance K. Opperman as a                           ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.13: Elect Mr. John M. Thompson as a                            ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.14: Elect Mr. Peter J. Thomson as a                            ISSUER          YES          FOR               FOR
Director of Thomson Reuters

PROPOSAL #1.15: Elect Mr. John A. Tory as a Director                       ISSUER          YES          FOR               FOR
of Thomson Reuters

PROPOSAL #2.: Re-appoint the Canadian Firm of                              ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as the Auditors of Thomson
 Reuters Corporation and the UK Firm of
PricewaterhouseCoopers LLP as the Auditors of Thomson
 Reuters PLC and authorize the Directors of Thomson
Reuters to fix the Auditors' remuneration

PROPOSAL #3.: Receive the financial statements of                          ISSUER          YES          FOR               FOR
Thomson Reuters for the YE 31 DEC 2008 and the
Auditors' report on those statements [consisting of
the primary Thomson Reuters Corporation consolidated
financial statements as well as standalone Thomson
Reuters PLC financial statements prepared to comply
with UK legal and regulatory requirements]

PROPOSAL #4.a: Receive the Directors' report of                            ISSUER          YES          FOR               FOR
Thomson Reuters PLC for the YE 31 DEC 2008 in
accordance with UK legal and regulatory requirements
applicable to Thomson Reuters PLC

PROPOSAL #4.b: Approve the Directors' remuneration                         ISSUER          YES          FOR               FOR
report [and the Auditors' report thereon] of Thomson
Reuters PLC for the YE 31 DEC 2008 in accordance with
 UK legal and regulatory requirements applicable to
Thomson Reuters PLC

PROPOSAL #4.c: Approve a renewal of the authority to                       ISSUER          YES          FOR               FOR
allot Thomson Reuters PLC shares in accordance with
UK legal and regulatory requirements applicable to
Thomson Reuters PLC

PROPOSAL #4.d: Approve a renewal of the                                    ISSUER          YES          FOR               FOR
disapplication of preemptive rights related to the
issuance of Thomson Reuters PLC shares in accordance
with UK legal and regulatory requirements applicable
to Thomson Reuters PLC

PROPOSAL #4.e: Approve a renewal to the authority to                       ISSUER          YES          FOR               FOR
buy back Thomson Reuters PLC ordinary shares in the
open market in accordance with UK legal and
regulatory requirements applicable to Thomson Reuters

PROPOSAL #4.f: Approve a continuing authority for                          ISSUER          YES          FOR               FOR
Thomson Reuters PLC to call a general meeting of
shareholders [other than an AGM] in accordance with
Thomson Reuters PLC's Articles of Association upon
not less than 14 days' notice in writing in
accordance with UK legal and regulatory requirements
applicable to Thomson Reuters PLC

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THORESEN THAI AGENCIES PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y8808K170
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of the                        ISSUER          YES          FOR               FOR
previous 1/2008 AGM of the share holders held on 31
JAN 2008

PROPOSAL #2.: Acknowledge TTA's performance for the                        ISSUER          YES          FOR               FOR
FYE on 30 SEP 2008

PROPOSAL #3.: Approve the audited balance sheet and                        ISSUER          YES          FOR               FOR
the profit and loss statements for the FYE on 30 SEP
2008 together with the Auditor's report thereon

PROPOSAL #4.: Acknowledge the interim dividend payment                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the payment of stock and cash                        ISSUER          YES          FOR               FOR
dividends for the FYE on 30 SEP 2008

PROPOSAL #6.: Approve the reduction of share capital                       ISSUER          YES          FOR               FOR
and amend the Clause 4 of the Memorandum of

PROPOSAL #7.: Approve to increase of share capital                         ISSUER          YES          FOR               FOR
and the amend the Clause 4 of the Memorandum of

PROPOSAL #8.: Approve the allotment of new ordinary                        ISSUER          YES          FOR               FOR
shares

PROPOSAL #9.: Approve the appointment of Directors to                      ISSUER          YES          FOR               FOR
 replace those who are retiring by rotation

PROPOSAL #10.: Approve the Directors fees and an                           ISSUER          YES          FOR               FOR
amendment to the Policy of Directors Remuneration

PROPOSAL #11.: Approve the appointment of the                              ISSUER          YES          FOR               FOR
Auditors for the FYE on 30 SEP 2009 and fix the

PROPOSAL #12.: Approve the issue of up to 3,000,000                        ISSUER          YES          FOR               FOR
warrants to the Employees and Directors of Mermaid
Maritime Plc and its subsidiaries under an ESOP Scheme

PROPOSAL #13.: Transact any other business                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                THYSSENKRUPP AG, DUISBURG/ESSEN
  TICKER:                N/A             CUSIP:     D8398Q119
  MEETING DATE:          1/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2007/2008 FY
with the report of the Supervisory Board, the group
financial statements and group annual report as well
as the report by the Board of Managing Directors
pursuant to Sections 289[4] and 315[4] of the German
Commercial Code

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          YES          FOR               FOR
distributable profit of EUR 668,835,757.20 as
follows: Payment of a dividend of EUR 1.30 per no-par
 share EUR 66,320,217.60 shall be carried forward Ex-
dividend and payable date: 26 JAN 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          YES          FOR               FOR
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          YES          FOR               FOR
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
2008/2009 FY and for the interim report: KPMG AG,
Berlin

PROPOSAL #6.: Renewal of the authorization to acquire                      ISSUER          YES        AGAINST           AGAINST
 own shares: a) the Company shall be authorized to
acquire own shares of up to 10% of the Company's
share capital, the authorization is not valid for
trading in own shares; b) the authorization may be
exercised once or several times, for one or more
purposes, by the Company or by a third party at the
Company's expenses, on or before 22 JUL 2010 , the
authorization to acquire own shares adopted by the
general meeting on 18 JAN 2008 shall be revoked when
the new authorization comes into effect; c) the
shares may be acquired through the stock exchange at
a price not deviating more than 5% from t he market
price, by way of a public repurchase offer at a price
 not deviating more than 10%, from the market price,
or through the acquisition of equity derivatives [put
 and/or call options] whose terms must end on 22 JUL
2010 at the latest; d) the Board of Managing
Directors shall be authorized to retire the shares,
to dispose of the shares in a manner other than the
stock exchange or an offer to all shareholders if the
 shares are sold at a price not materially below
their market price, to use the shares in connection
with mergers and acquisitions against payment in kind
 or for satisfying conversion or option rights, in
these cases, shareholders subscription rights may be

PROPOSAL #7.: Renewal of the authorization to grant                        ISSUER          YES          FOR               FOR
convertible bonds the Board of Managing Directors
shall be authorized, with the consent of the
Supervisory Board, to grant bearer bonds of up to EUR
 2,000,000,000, with a term of up to 20 years,
conferring conversion rights for up to 50,000,000
bearer shares, on or before 22 JAN 2014, shareholders
 shall be granted subscription rights except for
residual amounts, for the guarantee of existing
conversion rights, or for the issue of convertible
bonds of up to 10% of the Company's share capital
against payment in cash if the price of the bonds is
not materially below their market price

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TIANJIN CAP ENVIRONMENTAL  PROTN CO LTD
  TICKER:                N/A             CUSIP:     Y88228112
  MEETING DATE:          10/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the resolution regarding                            ISSUER          YES        AGAINST           AGAINST
making an application for the issuance of short-term
financing bills in the aggregate principal of not
more than RMB 1.1 billion

PROPOSAL #S.2: Approve the resolution regarding the                        ISSUER          YES          FOR               FOR
amendment to Article 59 of the Articles of
Association of the Company

PROPOSAL #3.: Approve the resolution regarding the                         ISSUER          YES          FOR               FOR
resignation of Mr. Zhang Baoxiang as a Supervisor of
the Company and the appoint Mr. Li Yuqing as a
Supervisor of the Company's 4th Supervisory Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TIANJIN CAPITAL ENVIRONMENTAL PROTECTION GROUP CO
  TICKER:                N/A             CUSIP:     Y88228112
  MEETING DATE:          6/17/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 annual report of the                        ISSUER          YES          FOR               FOR
Company and the summary of the report announced
within the PRC and overseas

PROPOSAL #2.: Approve the financial reports of the                         ISSUER          YES          FOR               FOR
Company for the year 2008, audited by the PRC and
international auditors of the Company

PROPOSAL #3.: Approve the working report of the Board                      ISSUER          YES          FOR               FOR
 [the Board] of Directors [the Directors] of the
Company for the year 2008 and the operating
development plan of the Company for the year 2009 [as
 specified]

PROPOSAL #4.: Approve the final financial accounts of                      ISSUER          YES          FOR               FOR
 the Company for the year 2008 and the financial
budget for the year 2009

PROPOSAL #5.: Approve the proposal in respect of the                       ISSUER          YES          FOR               FOR
profit appropriation plan of the Company for the year
 2008

PROPOSAL #6.: Approve the proposal from the audit                          ISSUER          YES          FOR               FOR
committee of the Company in relation to the re-
appointment of PricewaterhouseCoopers Zhong Tian
Certified Public Accountants Limited Company and
PricewaterhouseCoopers as the PRC and international
Auditors of the Company respectively, and authorize
the Board to decide their remuneration

PROPOSAL #7.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the year 2008

PROPOSAL #8.: Approve the proposal in relation to the                      ISSUER          YES          FOR               FOR
 resignation of Mr. Li Yuqing as a Supervisor of the
Company and appoint Ms. Qi Lipin as a Supervisor of
the fourth [4] Supervisory Committee of the Company

PROPOSAL #S.1: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company

PROPOSAL #S.2: Approve the proposal for the                                ISSUER          YES        AGAINST           AGAINST
application to the general meeting to authorize the
Board for the allotment and issue of new shares [H
shares] of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TIGER BRANDS LTD
  TICKER:                N/A             CUSIP:     S84594142
  MEETING DATE:          8/14/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.O.1: Approve the unbundling by the                             ISSUER          YES          FOR               FOR
Company of all the ordinary shares in Adcock Ingram
Holdings Ltd by way of a distribution in specie and
transfer in accordance with the provisions of Section
 90 of the Companies Act [no 61 of 1973], as amended,
 [the Act] and Article 39 of the Company's Articles
of Association and in terms of Section 46 of the
Income Tax Act [No 58 of 1962], as amended, to the
holders of all ordinary shares of the Company in the
ratio of one ordinary Adcock share for every one
ordinary Tiger Brands share held, which distribution,
 amounting to ZAR 1204.4 million is to be effected by
 reducing the Company's share premium account [as
contemplated under the Act] as at the record date to
nil and thereafter by reducing the Company's

PROPOSAL #2.O.2: Approve, in terms of Rule 5.87 of                         ISSUER          YES          FOR               FOR
the Listings Requirements of the JSE Limited (JSE),
to specifically authorize Company to make the payment
 to shareholders as specified in Ordinary Resolution
Number 1

PROPOSAL #3.O.3: Approve, in terms of Schedule 14 of                       ISSUER          YES          FOR               FOR
the JSE Listings Requirements and in accordance with
Section 222 of the Companies Act [No. 61 of 1973] as
amended, where applicable, the adoption of the Adcock
 Ingram Holdings Limited Employee Share Trust (2008)
and the Adcock Ingram Holdings Limited Phantom Cash
Option Scheme (2008)

PROPOSAL #4.O.4: Amend the Tiger Brands (1985) Share                       ISSUER          YES          FOR               FOR
Purchase Scheme and the Tiger Brands (1985) Share
Option Scheme

PROPOSAL #5.O.5: Approve the remuneration payable to                       ISSUER          YES          FOR               FOR
the Non-executive Directors of Adcock Ingram Holdings
 Limited as Board Members, including the remuneration
 payable to the Chairman of Adcock Ingram Holdings
Limited

PROPOSAL #6.O.6: Approve the remuneration payable to                       ISSUER          YES          FOR               FOR
the Non-executive Directors of Adcock Ingram Holdings
 Limited in respect of Board sub-committees

PROPOSAL #7.O.7: Authorize any two of the Company                          ISSUER          YES          FOR               FOR
Secretary, Mr. P Matlare and Mr. C. Vaux on behalf of
 the Company to do or cause all such things to be
done and to sign all documentation as may be
necessary to give effect to and implement any of the
above resolutions which are passed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TIGER BRANDS LTD
  TICKER:                N/A             CUSIP:     S84594142
  MEETING DATE:          2/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Adopt the consolidated audited annual                       ISSUER          YES          FOR               FOR
financial statements of the Company and its
Subsidiaries, incorporating the Auditors' and the
directors' reports for the YE 30 SEP 2008

PROPOSAL #O.2: Re-elect Mr. P. B. Matlare as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Article 13.2 of the Articles of Association of the
Company

PROPOSAL #O.3: Re-elect Mr. N. G. Brimacombe as a                          ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Article 13.2 of the Articles of Association of the
Company

PROPOSAL #O.4: Re-elect Mr. B. N. Njobe as a Director                      ISSUER          YES          FOR               FOR
 of the Company, who retires in terms of Article 13.2
 of the Articles of Association of the Company

PROPOSAL #O.5: Re-elect Mr. P. M. Roux as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires in terms of Article 13.2
of the Articles of Association of the Company

PROPOSAL #O.6: Re-elect Mr. U. P. T. Johnson as a                          ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Article 14 of the Articles of Association of the
Company

PROPOSAL #O.7: Re-elect Mr. A. C. Nissen as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in terms of
Article 14 of the Articles of Association of the

PROPOSAL #O.8: Approve the remuneration payable to                         ISSUER          YES        AGAINST           AGAINST
the Non-Executive Directors be increased to ZAR
200,000 per annum, such remuneration to be effective
from 01 OCT 2008 and be paid quarterly in arrear, and
 the remuneration payable to the Chairman and the
Deputy Chairman be ZAR 1,075,000 per annum and ZAR
355,000 per annum respectively

PROPOSAL #O.9: Approve the payment to the Non-                             ISSUER          YES          FOR               FOR
Executive Directors who participate in the
subcommittees of the Board be as specified

PROPOSAL #O.10: Approve to pay the Non-Executive                           ISSUER          YES          FOR               FOR
Directors an amount of ZAR 12,500 per meeting in
respect of Special Meetings of the Board and the Non-
Executive Directors be paid an amount of ZAR 2,500
per hour in respect of any additional work performed
by them, provided that payment in respect of any such
 additional work is approved by the Remuneration
Committee and the Chief Executive Officer

PROPOSAL #S.1: Authorize the Company and/or any of                         ISSUER          YES          FOR               FOR
its subsidiaries, in terms of the authority granted
in the Articles of the Association of the Company
and/or any subsidiary of the Company, to acquire the
Company's own ordinary shares [shares] upon such
terms and conditions and in such amounts as the
Directors of the Company [and, in case of an
acquisition by a subsidiary(ies), the Directors of
the subsidiary(ies)] may from time to time decide,
but subject to the provisions of the Act and the
Listing Requirements of the JSE and any other stock
exchange upon which the shares of the Company may be
quoted or listed, subject to the specified
conditions: any repurchases of shares in terms of
this authority be effected through the order book
operated by the JSE trading system and done without
any prior understanding or arrangement between the
Company and the counterparty, such repurchases being
effected by only 1 appointed agent of the Company at
any point in time, and may only be effected if, after
 the repurchase, the Company still complies with the
minimum spread requirements stipulated in the JSE
Listing Requirements; any acquisition in any 1 FY
shall be limited to 4% of the issued share capital of
 the Company at the date of this AGM, provided that
any subsidiary(ies) may acquire shares to a maximum
of 10% in the aggregate of the shares in the Company
at a price greater than 10% above the weighted
average market value of shares over the 5 business
days immediately preceding the date on which the
acquisition is effected; repurchasing of shares shall
 not be effected during a prohibited period, as
specified in the JSE Listings Requirements; an
announcement containing full details of such
acquisitions of shares, will be published as soon as
the Company and/or its subsidiary(ies) has/have
acquired shares constituting, on a cumulative basis,
3% of the number of shares in issue at the date of
the general meeting at which this resolution and for
each 3% in aggregate of the aforesaid initial number
acquired thereafter; [Authority expires the earlier

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TIM PARTICIPACOES SA
  TICKER:                N/A             CUSIP:     ADPV10291
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Board of Directors report                        ISSUER          YES          FOR               FOR
and the Company's financial statements relating to
the FYE 31, DEC 2008

PROPOSAL #2.: Approve to allocate the net profits                          ISSUER          YES          FOR               FOR
from the 2008 FY and to distribute Dividends

PROPOSAL #3.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors and respective substitutes

PROPOSAL #4.: Approve to set the global remuneration                       ISSUER          YES          FOR               FOR
of the Company's Directors

PROPOSAL #5.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee and respective substitutes and approve to
set their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TIM PARTICIPACOES SA
  TICKER:                N/A             CUSIP:     ADPV10291
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the extension of the                                 ISSUER          YES          FOR               FOR
Cooperation and support agreement entered in to by
Telecom Italia S.P.A., Tim Celular S.A. and Tim
Nordeste S.A., with the intervention of the Company

PROPOSAL #2.: Approve to increase the share capital                        ISSUER          YES          FOR               FOR
of the Company, in reference to the tax break
received by Tim Nordeste S.A. subsidiary in 2008,
with the issuance of new shares, resulting from the
amortization of the premium incorporated by the
subsidiary in the 2000 FY, and consequent amendment
of Article 5 of the Corporate Bylaws of the Company

PROPOSAL #3.: Approve to increase the maximum number                       ISSUER          YES        AGAINST           AGAINST
of Members of the Board of Directors of the Company,
and consequent amendment of Article 26 of the
Corporate Bylaws of the Company

PROPOSAL #4.: Approve the elimination of the position                      ISSUER          YES          FOR               FOR
 of General Director of the Company and Consequent
amendment of Article 31 of the Corporate Bylaws to
the Company

PROPOSAL #5.: Approve the Consolidation of the                             ISSUER          YES        AGAINST           AGAINST
Corporate Bylaws of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TIM PARTICIPACOES SA, RIO DE JANEIRO, RJ
  TICKER:                N/A             CUSIP:     P91536204
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To examine, discuss and approve the                          ISSUER          NO           N/A               N/A
Board of Directors report and the Company's financial
 statements relating to the FYE 31 DEC2008

PROPOSAL #2.: To decide on the proposal to allocate                        ISSUER          NO           N/A               N/A
the net profits from the 2008 FY and to distribute
dividends

PROPOSAL #3.: To elect the Members of the Board of                         ISSUER          NO           N/A               N/A
Directors and respective substitutes

PROPOSAL #4.: To set the global remuneration of the                        ISSUER          NO           N/A               N/A
Company Directors

PROPOSAL #5.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee and respective substitutes and approve to
set their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TIM PARTICIPACOES SA, RIO DE JANEIRO, RJ
  TICKER:                N/A             CUSIP:     P91536204
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the extension of the                                 ISSUER          YES          FOR               FOR
Cooperation and Support Agreement entered in to by
Telecom Italia S.P.A, Tim Cellular S.A., and Tim
Nordeste S.A., with the intervention of the Company

PROPOSAL #2.: Increase of the share capital of the                         ISSUER          NO           N/A               N/A
Company, in reference to the tax break received by
Tim Nordeste S.A. subsidiary in 2008,with the
issuance of new shares, resulting from the
amortization of the premium incorporated by the
subsidiary in the 2000 FY, and consequent amendment
of Article 5 of the Corporate Bylaws of the Company

PROPOSAL #3.: Increase the maximum number of Member                        ISSUER          NO           N/A               N/A
of the Board of Directors of the Company, and
consequent amendment of Article 26 of the Corporate
Bylaws of the Company

PROPOSAL #4.: Elimination of the position of General                       ISSUER          NO           N/A               N/A
Director of the Company, and consequent amendment of
Article 31 of the Corporate Bylaws to Company

PROPOSAL #5.: Consolidation of the Corporate Bylaws                        ISSUER          NO           N/A               N/A
of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TINGYI CAYMAN IS HLDG CORP
  TICKER:                N/A             CUSIP:     G8878S103
  MEETING DATE:          12/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and authorize, the grant of the                      ISSUER          YES          FOR               FOR
 waiver of the Pre-emptive Right [as specified] and
the waiver of the Tag-along Right [as specified] [the
 waiver of the Pre-emptive Right and the waiver of
the Tag-along Right are collectively called the
'Waivers'] by Master Kong Beverages [BVI] Co., Ltd, a
 wholly-owned subsidiary the Company, in respect of
the transfer of 1,000 shares of USD 1.00 each in the
issued share capital of Tingyi-Asahi-Itochu Beverages
 Holding Co. Ltd. [TAI], representing approximately
9.999% of the entire issued share capital of TAI [the
 'Sale Shares'] under a Share Purchase Agreement
dated 23 NOV 2008 entered into between AI Beverage
Holding Co., Ltd. [formerly known as A-I China
Breweries Co., Ltd.] [as vendor], Ting Hsin [Cayman
Islands] Holding Corp. [as purchaser] and Itochu
Corporation; authorize any one Director of the
Company for and on behalf of the Company to execute
all such other documents, instruments and Agreements
and to do all such acts or things deemed by him/them
to be incidental to, ancillary to or in connection
with the matters contemplated under the Waivers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TINGYI CAYMAN IS HLDG CORP
  TICKER:                N/A             CUSIP:     G8878S103
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts and the                         ISSUER          YES          FOR               FOR
reports of the Directors and the Auditors for the YE
31 DEC 2008

PROPOSAL #2.: Declare the payment of a final dividend                      ISSUER          YES          FOR               FOR
 for the YE 31 DEC 2008

PROPOSAL #3.1: Re-elect Mr. Ryo Yoshizaws as a                             ISSUER          YES          FOR               FOR
retiring Director and authorize the Directors to fix
their remuneration

PROPOSAL #3.2: Re-elect Mr. Wu Chung-Yi as a retiring                      ISSUER          YES          FOR               FOR
 Director and authorize the Directors to fix their
remuneration

PROPOSAL #3.3: Re-elect Mr. Junichiro Ida as a                             ISSUER          YES          FOR               FOR
retiring Director and authorize the Directors to fix
their remuneration

PROPOSAL #3.4: Re-elect Mr. Hsu Shin-Chun as a                             ISSUER          YES          FOR               FOR
retiring Director and authorize the Directors to fix
their remuneration

PROPOSAL #4.: Re-appoint Mazars CPA Limited, as the                        ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #5.: Authorize the Directors to issue, allot                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares in the capital of
the Company, and to make or grant offers, agreements
and options in respect thereof, during and after the
end of the relevant period; the aggregate nominal
amount of shares allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to
an option or otherwise] by the Directors otherwise
than pursuant to i) a rights issue, and ii) any
option scheme or similar arrangement for the time
being adopted for the grant or issue to officers
and/or employees of the Company and/or any of its
subsidiaries of shares or rights to acquire shares of
 the Company, shall not exceed 20%of the aggregate
nominal amounts of the share capital of the Company
in issue as at the date of passing of this
resolution; [Authority expires at the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable Law to

PROPOSAL #6.: Authorize the Directors, to repurchase                       ISSUER          YES          FOR               FOR
shares in the capital of the Company, to purchase
shares subject to and in accordance with all
applicable laws, rules and regulations and such
mandate shall not extend beyond the relevant period;
to repurchase shares at such prices as the Directors
may at their discretion determine; the aggregate
nominal amount of the shares repurchased by the
Company pursuant to this resolution, during the
relevant period, shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of passing of this
resolution; [Authority expires at the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by the Articles of
Association of the Company or any applicable Law to

PROPOSAL #7.: Approve, conditional upon the passing                        ISSUER          YES        AGAINST           AGAINST
of Resolutions 5 and 6 as specified, the aggregate
nominal amount of the shares which are repurchased by
 the Company pursuant to and in accordance with
Resolution 6 above shall be added to the aggregate
nominal amount of the shares which may be allotted or
 agreed conditionally or unconditionally to be
allotted by the Directors of the Company pursuant to
and in accordance with Resolution 5

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TISCO FINANCIAL GROUP PUBLIC COMPANY LTD
  TICKER:                N/A             CUSIP:     Y8843E171
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the EGM of                            ISSUER          YES          FOR               FOR
Shareholders no.2/2008

PROPOSAL #2.: Ratify the Board of Directors business                       ISSUER          YES          FOR               FOR
activities conducted in 2008 as specified in the
annual report

PROPOSAL #3.: Approve to adopt TISCO Financial Group                       ISSUER          YES          FOR               FOR
Public Company Ltd and its subsidiary Companies
balance sheet and profit and loss statements for the
YE 31 DEC 2008

PROPOSAL #4.: Approve the appropriation of profit                          ISSUER          YES          FOR               FOR
arising from Year 2008 operations for dividend,
reserve and others

PROPOSAL #5.: Approve the amendment to the Section 4                       ISSUER          YES          FOR               FOR
of the Company's Articles of Association on special
dividend for preferred shareholders and special
dividend payment for the Year 2009

PROPOSAL #6.: Approve the number of Directors and                          ISSUER          YES        AGAINST           AGAINST
appoint the Directors

PROPOSAL #7.: Approve the Directors remuneration and                       ISSUER          YES          FOR               FOR
acknowledge the current Directors remuneration

PROPOSAL #8.: Appoint the Auditors and approve their                       ISSUER          YES          FOR               FOR
remuneration for the year 2009

PROPOSAL #9.: Approve the acquisition of the                               ISSUER          YES          FOR               FOR
remaining 0.49% of the Shares of TISCO Bank Public
Company Ltd from minority Shareholders

PROPOSAL #10.: Acknowledge the Company's voting                            ISSUER          YES          FOR               FOR
direction at the Shareholders OGM for the year 2009
of TISCO Bank public Company Ltd

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TISCO FINANCIAL GROUP PUBLIC COMPANY LTD
  TICKER:                N/A             CUSIP:     Y8843E171
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the minutes of the EGM of                            ISSUER          YES          FOR               FOR
Shareholders no.2/2008

PROPOSAL #2.: Ratify the Board of Directors business                       ISSUER          YES          FOR               FOR
activities conducted in 2008 as specified in the
annual report

PROPOSAL #3.: Approve to adopt TISCO Financial Group                       ISSUER          YES          FOR               FOR
Public Company Ltd and its subsidiary Companies
balance sheet and profit and loss statements for the
YE 31 DEC 2008

PROPOSAL #4.: Approve the appropriation of profit                          ISSUER          YES          FOR               FOR
arising from year 2008 operations for dividend,
reserve and others

PROPOSAL #5.: Approve the amendment to the Section 4                       ISSUER          YES          FOR               FOR
of the Company's Articles of Association on special
dividend for preferred shareholders and special
dividend payment for the Year 2009

PROPOSAL #6.: Approve the number of Directors and                          ISSUER          YES        AGAINST           AGAINST
appoint the Directors

PROPOSAL #7.: Approve the Directors remuneration and                       ISSUER          YES          FOR               FOR
acknowledge the current Directors remuneration

PROPOSAL #8.: Appoint the Auditors and approve their                       ISSUER          YES          FOR               FOR
remuneration for the year 2009

PROPOSAL #9.: Approve the acquisition of the                               ISSUER          YES          FOR               FOR
remaining 0.49% of the Shares of TISCO Bank Public
Company Ltd from minority Shareholders

PROPOSAL #10.: Acknowledge the Company's voting                            ISSUER          YES          FOR               FOR
direction at the Shareholders OGM for the year 2009
of TISCO Bank public Company Ltd

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TITAN CEMENT CO, ATHENS
  TICKER:                N/A             CUSIP:     X90766126
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements for                         ISSUER          NO           N/A               N/A
2008 along with the Board of Director's and the
Chartered Auditors' reports and of the profit disposal

PROPOSAL #2.: Approve the dismissal of the Board of                        ISSUER          NO           N/A               N/A
Directors and the Chartered Auditor from every
compensational responsibility for 2008

PROPOSAL #3.: Approve the Board of Director's salaries                     ISSUER          NO           N/A               N/A

PROPOSAL #4.: Approve the constitution of the Audit                        ISSUER          NO           N/A               N/A
Committee

PROPOSAL #5.: Elect the ordinary and substitute                            ISSUER          NO           N/A               N/A
Chartered Auditors for 2009 and approve to determine
their remuneration

PROPOSAL #6.: Authorize the Board of Directors and                         ISSUER          NO           N/A               N/A
the Managers to participate in the Board of Directors
 or in the Management of group's Companies of
identical or similar scopes

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TM INTERNATIONAL BHD
  TICKER:                N/A             CUSIP:     Y8842Y103
  MEETING DATE:          8/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the TMI Mauritius Ltd [TMI                         ISSUER          YES          FOR               FOR
Mauritius], a wholly-owned subsidiary of the Company,
 subject to and conditional upon the approvals of the
 relevant authorities being obtained, to subscribe
for 464,734,670 new ordinary shares of Indian Rupee
INR 10 each in Idea Cellular Limited [Idea] [Idea
Shares], representing approximately 14.99% of the
enlarged issued and paid-up share capital of Idea,
for a cash consideration of INR 72,944.8 million
based on the terms of the Share Subscription
Agreement dated 25 JUN 2008 [Share Subscription
Agreement] [Proposed Subscription]; and to assign its
 rights under the Share Subscription Agreement in
favour of its affiliates based on the terms specified
 in the Share Subscription Agreement; authorize the
Directors of the Company, in order to implement,
complete and give full effect to the proposed
subscription, the to do or procure to be done all
acts, deeds and things [including all applications
and submissions to the relevant regulatory
authorities and bodies] and to take all such
decisions as they may in their absolute discretion
deem fit, necessary, expedient or appropriate in the
best interest of the Company and to execute, sign and
 deliver on behalf of the Company and any of its
subsidiaries, all such agreements, arrangements,
undertakings, instruments or other documents to give
full effect and complete and implement the Share
Subscription Agreement, with full powers to assent to
 any arrangements, conditions, modifications,
variations and/or amendments thereto as the Directors
 of the Company may deem fit and/or as may be imposed
 by any relevant authorities in connection with the

PROPOSAL #2.: Authorize the Company and/or TMI                             ISSUER          YES          FOR               FOR
Mauritius and/or TMI India Ltd [TMI India], wholly
owned subsidiaries of TMI, subject to and conditional
 upon the approvals of the relevant authorities being
 obtained, to act, together with Green Acre Agro
Services Private Limited [GAASPL], as PAC with Idea,
to carry out a mandatory general offer on the
remaining 137,985,050 ordinary shares of INR10 each
in Spice Communications Limited [Spice] [Spice
Shares] not held by Idea and the PAC for a cash offer
 price of INR 77.30 per Spice Share [Proposed Offer]
in accordance with the Securities and Exchange Board
of India [Substantial Acquisition of Shares and
Takeovers] Regulations 1997 of India [SEBI Takeover
Regulations]; authorize the TMI, TMI Mauritius and/or
 TMI India to purchase such number of Spice Shares
subject to the Proposed Offer which has been accepted
 by the shareholders of Spice other than Idea and the
 PAC, at a price of INR 77.30 per Spice Share and
based on the terms of the Merger Cooperation
Agreement dated 25 JUN 2008 [Merger Cooperation
Agreement]; authorize the Directors of the Company in
 order to implement, complete and give full effect to
 the Proposed Offer, to do or procure to be done all
acts, deeds and things [including all applications
and submissions to the relevant regulatory
authorities and bodies] and to take all such
decisions as they may in their absolute discretion
deem fit, necessary, expedient or appropriate in the
best interest of the Company and to execute, sign and
 deliver on behalf of the Company and any of its
subsidiaries, all such agreements, arrangements,
undertakings, instruments or other documents as may
be necessary with full powers to assent to any
arrangements, conditions, modifications, variations
and/or amendments thereto as the Directors of the
Company may deem fit and/or as may be imposed by any
relevant authorities in connection with the Proposed

PROPOSAL #3.: Authorize the TMI and/or its                                 ISSUER          YES          FOR               FOR
subsidiaries which hold Spice shares, subject to and
conditional upon the approvals of the relevant
authorities being obtained, and subject further to
and conditional upon Ordinary Resolution 1 being
passed, to approve and consent to the proposed merger
 between Spice and Idea in accordance with a scheme
of arrangement under Sections 391 to 394 of the
Companies Act 1956 of India, based on the terms of
the Merger Cooperation Agreement [Proposed Merger] to
 exchange their Spice Shares for ordinary shares of
INR 10 each in Idea [Idea Shares] on the basis of 49
Idea Shares for every 100 Spice Shares held, under
the Proposed Merger; authorize the TMI to acquire
from GAASPL some or all of the Spice Shares held by
GAASPL at the price of INR 77.30 per Spice Share plus
 other incidental costs pursuant to the exercise of
the GAASPL Call Option and/or GAASPL Put Option [both
 terms as defined in TMI's Circular to shareholders
dated 17 JUL 2008], and that such approval shall
extend to the Idea Shares which the Spice Shares
shall be exchanged to under the Proposed Merger,
based on the terms of the Merger Cooperation
Agreement [Acquisition of Option Shares]; to deal
with its direct and indirect shareholdings in Idea in
 such a way that shall not eventually result in a
breach of any guidelines issued by the Department of
Telecommunications under the Ministry of
Communications and Information Technology of the
Government of India, or trigger a mandatory general
offer with respect to Idea Shares under the SEBI
Takeover Regulations, in accordance with the Merger
Cooperation Agreement; authorize the Directors of the
 Company in order to implement, complete and give
full effect to the Proposed Merger and Acquisition of
 Option Shares, to do or procure to be done all acts,
 deeds and things [including all applications and
submissions to the relevant regulatory authorities
and bodies] and to take all such decisions as they
may in their absolute discretion deem fit, necessary,
 expedient or appropriate in the best interest of the
 Company and to execute, sign and deliver on behalf
of the Company and any of its subsidiaries, all such
agreements, arrangements, undertakings, instruments
or other documents as may be necessary to give full
effect to, complete and implement the Merger
Cooperation Agreement, with full powers to assent to
arrangements, conditions, modifications, variations
and/or amendments thereto as the Directors of the
Company may deem fit and/or as may be imposed by any
relevant authorities in connection with the Proposed
Merger and Acquisition of Option Shares; and for the
purpose of determining a member who shall be entitled
 to attend this EGM, the Company shall request from
Bursa Malaysia Depository Sdn. Bhd. in accordance
with the provisions under Article 66 of the Company's
 Articles of Association and Section 34(1) of the
Securities Industry [Central Depositories] Act, 1991
to issue a General Meeting Record of Depositors
[General Meeting ROD] as at 24 JUL 2008, only a

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TM INTERNATIONAL BHD
  TICKER:                N/A             CUSIP:     Y8842Y103
  MEETING DATE:          3/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to and conditional upon the
approvals of all relevant regulatory authorities
being obtained to: establish, implement and
administer the proposed long term performance-based
Employee Share Option Scheme ['Proposed Option
Scheme'] as specified, for the benefit of eligible
employees and Executive Directors of the Company and
its subsidiaries [other than those which are dormant]
 ['Eligible Employees'] to subscribe for new ordinary
 shares of MYR 1.00 each in the Company ['TMI
Shares'] in accordance with the Bye-Laws governing
the Proposed Option Scheme ['Bye-Laws'], as
specified; allot and issue such number of new TMI
shares, as may be required to be issued to eligible
employees pursuant to the exercise of the options
under the Proposed Option Scheme, provided that the
aggregate number of new TMI Shares issued pursuant to
 the Proposed Option Scheme does not exceed 7% of the
 total issued and paid-up share capital of the
Company at any time during the duration of the
Proposed Option Scheme and that the new TMI Shares
shall, upon allotment and issuance, rank equally in
all respects with the then existing issued TMI Shares
 save and except that they shall not be entitled to
any dividend, right, allotment and/or other
distribution in respect of which the entitlement date
 is before the date of allotment of such new TMI
Shares and will be subject to all the provisions of
the Companys Articles of Association relating to
transfer, transmission and otherwise; do or procure
to be done all acts, deeds and things and to take all
 such decisions as they may in their absolute
discretion deem fit, necessary, expedient and/or
appropriate in the best interests of the Company
including making the necessary applications at the
appropriate time or times to Bursa Malaysia
Securities Berhad for the listing of and quotation
for the new TMI Shares which may from time to time be
 issued and allotted pursuant to the Proposed Option
Scheme and to modify and/or amend the Proposed Option
 Scheme from time to time as may be required and/or
permitted by the regulatory authorities or deemed
necessary by the regulatory authorities or the Board
of Directors of the Company provided that such
modifications and/or amendments are effected and
permitted in accordance with the provisions of the
Bye-Laws relating to modifications and/or amendments;
 and to execute, sign and deliver on behalf of the
Company, all such agreements, arrangements,
undertakings, instruments or other documents as may
be necessary with full powers to assent to any
arrangement, condition, modification, variation
and/or amendment thereto as the Board of Directors of
 the Company may deem fit and/or as may be imposed by

PROPOSAL #2.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to and conditional upon Ordinary
Resolution 1 being passed, to grant option(s) to Dato
 Sri Jamaludin Ibrahim, Managing Director/President
and Group Chief Executive Officer of the Company, to
subscribe for up to 5.5 million new TMI Shares under
the Proposed Option Scheme, subject always to such
terms and conditions of the Bye-Laws and/or any
adjustment which may be made in accordance with the
provisions of the Bye-Laws

PROPOSAL #3.: Authorize the Board of Directors of the                      ISSUER          YES        AGAINST           AGAINST
 Company, subject to and conditional upon Ordinary
Resolution 1 being passed, to grant option(s) to Dato
 Yusof Annuar Yaacob, Executive Director/Group Chief
Financial Officer of the Company, to subscribe for up
 to 2.5 million new TMI Shares under the Proposed
Option Scheme, subject always to such terms and
conditions of the Bye-Laws and/or any adjustment
which may be made in accordance with the provisions
of the Bye-Laws

PROPOSAL #4.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company, subject to and conditional upon the Special
 Resolution in relation to the proposed increase in
the Companys authorized share capital and the
corresponding amendments to the Companys Memorandum
and Articles of Association [as specified] ['IASC
Special Resolution'] being passed, and approvals of
all the relevant regulatory authorities being
obtained, on such terms as the Board of Directors of
the Company shall determine, to allot [whether
provisionally or otherwise] and issue by way of a
renounceable rights issue to the shareholders of the
Company, whose names appear in the Record of
Depositors of the Company as at 5.00 p.m. on an
entitlement date to be determined and announced by
the Board of Directors of the Company, or their
renouncee(s) to be credited as fully paid-up upon
full payment of the issue price, up to 5,250 million
Rights Shares, on a basis of entitlement and at an
issue price to be determined at the Board of
Directors discretion and announced later; to deal
with any fractional entitlement that may arise from
the Proposed Rights Issue in such manner as they
shall in their absolute discretion deem fit and in
the best interest of the Company; the Rights Shares
shall, upon allotment and issuance, rank equally in
all respects with the then existing TMI Shares save
and except that the Rights Shares shall not be
entitled to any dividend, right, allotment and/or
other distribution, in respect of which the
entitlement date is before the date of allotment of
the Rights Shares; any Rights Share which are not
taken up or not validly taken up shall be made
available for excess applications in such manner as
the Board of Directors of the Company shall determine
 in a fair and equitable manner; in order to
implement, complete and give full effect to the
Proposed Rights Issue, to do or procure to be done
all acts, deeds and things and to execute, sign and
deliver on behalf of the Company, all such documents
as it may deem necessary, expedient and/or
appropriate to implement, give full effect to and
complete the Proposed Rights Issue, with full powers
to assent to any condition, modification, variation
and/or amendment thereto as the Board of Directors of
 the Company may deem fit in connection with the

PROPOSAL #5.: Authorize Khazanah, subject to and                           ISSUER          YES          FOR               FOR
conditional upon Ordinary Resolution 4 and the IASC
Special Resolution being passed, and approvals of all
 the relevant regulatory authorities being obtained,
to increase its shareholding in TMI under the
Proposed Rights Issue without having to carry out a
mandatory take-over offer under Part II of the
Malaysian Code on take overs and Mergers, 1998 for
the remaining voting shares of TMI not held by
Khazanah after the Proposed Rights Issue; authorize
the Board of Directors of the Company, in order to
implement, complete and give full effect to the
Proposed Exemption, to do or procure to be done all
acts, deeds and things and to execute, sign and
deliver on behalf of the Company, all such documents
as it may deem necessary, expedient and/or
appropriate to implement, give full effect to and
complete the Proposed Exemption, with full powers to
assent to any condition, modification, variation
and/or amendment thereto as the Board of Directors of
 the Company may deem fit in connection with the
Proposed Exemption; for the purpose of determining a
Member who shall be entitled to attend the EGM, the
Company shall request from Bursa Malaysia Depository
Sdn. Bhd., in accordance with the provisions under
the Article 66 of the Companys Articles of
Association and Section 34(1) of the Securities
Industry [Central Depositories] Act, 1991 to issue a
general meeting record of depository [general meeting
 ROD] as at 16 MAR 2009; only a depositor whose name
appears on the general meeting ROD as at 16 MAR 2009
shall be entitled to attend the said meeting or

PROPOSAL #S.1: Approve the name of the Company be                          ISSUER          YES          FOR               FOR
changed to Axiata Group Berhad from TM International
Berhad to be effective from the date of issuance of
the Certificate of Incorporation on change of name by
 the Companies Commission of Malaysia pursuant to
Section 23 of the Companies Act, 1965 and that all
references in the Company's Memorandum and the
Articles of Association to the name of TM
International Berhad, wherever the same may appear,
shall be deleted and substituted with Axiata Group
Berhad and authorize the Board of Director of the
Company, in order to implement, complete and give
full effect to the proposed change of name, to do or
procure to be done all acts, deeds and things and to
execute, sign and deliver on behalf of the Company,
all such documents as it may deem necessary,
expedient and/or appropriate to implement, give full
effect to and complete the proposed change of name,
with full powers to assent to any conditions,
modifications variations and/or amendments thereto as
 the Board of Directors of the Company may deem fit
in connection with the proposed change of name

PROPOSAL #S.2: Approve and adopt the proposed                              ISSUER          YES          FOR               FOR
amendments to the Articles of Association of the
Company in the form and manner as specified and
authorize the Board of Directors of the Company, in
order to implement, complete and give full effect to
the proposed amendment to the Articles, to do or
procure to be done all Acts, deeds and things and to
execute, sign and deliver on behalf of the Company,
all such documents as it may deem necessary,
expedient and/or appropriate to implement, give full
effect to and complete the proposed amendment to the
Articles, with full powers to assent to any
conditions, modifications, variations and/or
amendments thereto as the Board of Directors of the
Company may deem fit in connection with the proposed

PROPOSAL #S.3: Authorize the Company, to increase the                      ISSUER          YES          FOR               FOR
 authorized share capital of the Company from MYR
5,000 million, comprising 5,000 million, ordinary
shares of MYR 1.00 each [TMI Shares] to MYR 12,000
million, comprising 12,000 million TMI shares by the
creation of an additional 7,000 million new TMI
shares and that the Clause 5 and the Article 3 of the
 Memorandum and Articles of Association of the
Company respectively be amended accordingly and
authorize the Board of Directors of the Company, in
order to implement, complete and give full effect to
the proposed IASC, to do or procure to be done all
acts, deeds and things and to execute, sign and
deliver on behalf of the Company, all such documents
as it may deem necessary, expedient and/or
appropriate to implement, give full effect to and
complete proposed IASC, with full powers to assent to
 any conditions, modifications, variations and/or
amendments thereto as the Board of Directors of the
Company may deem fit in connection with the proposed
IASC; approve for the purpose of determining a Member
 who shall be entitled to attend this EGM, the
Company shall request from Bursa Malaysia Depository
Sdn., Bhd., in accordance with the provisions under
Article 66 of the Company's Articles of Association
and Section 34[1] of the Securities Industry [Central
 Depositories] Act, 1991 to issue a general meeting
record of depositors [general meeting ROD] as at 16
MAR 2009; only a depositor whose name appears on the
general meeting ROD as at 16 MAR 2009 shall be
entitled to attend the said meeting or appoint

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TMB BANK PUBLIC CO LTD
  TICKER:                N/A             CUSIP:     Y57710116
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the minutes of the                         ISSUER          YES          FOR               FOR
2008 AGM of share holders held on Friday 25 APR 2008

PROPOSAL #2.: Acknowledge the report on TMB'S                              ISSUER          YES          FOR               FOR
operation in 2008

PROPOSAL #3.: Approve the TMB'S balance sheet and                          ISSUER          YES          FOR               FOR
income statements ended 31 DEC 2008 and acknowledge
the suspension of dividend payment

PROPOSAL #4.: Elect the Directors to replace those                         ISSUER          YES          FOR               FOR
retiring by rotation

PROPOSAL #5.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Directors for 2009

PROPOSAL #6.: Appoint the Auditor for 2009 and                             ISSUER          YES          FOR               FOR
approve to fix the Audit fee

PROPOSAL #7.: Other businesses [if any]                                    ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TNT N V
  TICKER:                N/A             CUSIP:     N86672107
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                    ISSUER          NO           N/A               N/A

PROPOSAL #2.: Presentation by Mr. M.P. Bakker, Chief                       ISSUER          NO           N/A               N/A
Executive Officer

PROPOSAL #3.: Annual report 2008                                           ISSUER          NO           N/A               N/A

PROPOSAL #4.: Discussion of the Corporate Governance                       ISSUER          NO           N/A               N/A
Chapter in the annual report 2008, Chapter10

PROPOSAL #5.: Remuneration of the Board of Management                      ISSUER          NO           N/A               N/A

PROPOSAL #6.: Adopt the 2008 financial statements                          ISSUER          NO           N/A               N/A

PROPOSAL #7.A: Discussion of the reserves and                              ISSUER          NO           N/A               N/A
dividend guidelines 2009

PROPOSAL #7.B: Approve to determine the distribution                       ISSUER          NO           N/A               N/A
of dividend

PROPOSAL #7.C: Approve the distribution out of the                         ISSUER          NO           N/A               N/A
reserves

PROPOSAL #8.: Grant discharge from liability of the                        ISSUER          NO           N/A               N/A
Members of the Board of Management

PROPOSAL #9.: Grant discharge from liability of the                        ISSUER          NO           N/A               N/A
Members of the Supervisory Board

PROPOSAL #10.A: Announcement of vacancies in the                           ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #10.B: Opportunity for the general meeting                        ISSUER          NO           N/A               N/A
of shareholders to make recommendations for the re-
appointment of Members of the Supervisory Board

PROPOSAL #10.C: Announcement by the Supervisory Board                      ISSUER          NO           N/A               N/A
 of the persons nominated for re-appointment

PROPOSAL #10.D: Amendments to the profile of the                           ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #11.: Re-appoint Mr. S. Levy as a Member of                       ISSUER          NO           N/A               N/A
the Supervisory Board

PROPOSAL #12.: Appoint Ms. P.M. Altenburg as a Member                      ISSUER          NO           N/A               N/A
 of the Supervisory Board

PROPOSAL #13.: Announcement of vacancies in the                            ISSUER          NO           N/A               N/A
Supervisory Board expected as per the close of the
AGM of shareholders in 2010

PROPOSAL #14.: Announcement of the intention of the                        ISSUER          NO           N/A               N/A
Supervisory Board to re-appoint Mr. H.M. Koorstra as
a Member of the Board of Management

PROPOSAL #15.: Authorize the Board of Management to                        ISSUER          NO           N/A               N/A
issue ordinary shares

PROPOSAL #16.: Authorize the Board of Management to                        ISSUER          NO           N/A               N/A
limit or exclude the pre-emptive right to issue
ordinary shares

PROPOSAL #17.: Authorize the Board of Management to                        ISSUER          NO           N/A               N/A
have the Company acquire its own shares

PROPOSAL #18.: Approve to reduce the issued share                          ISSUER          NO           N/A               N/A
capital by cancellation of own shares

PROPOSAL #19.: Questions                                                   ISSUER          NO           N/A               N/A

PROPOSAL #20.: Close                                                       ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOBU RAILWAY CO.,LTD.
  TICKER:                N/A             CUSIP:     J84162148
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Reduce Term of Office of Directors to One Year

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #5: Amend the Compensation to be Received by                      ISSUER          YES          FOR               FOR
 Corporate Officers

PROPOSAL #6: Allow Board to Authorize Use of Free                          ISSUER          YES        AGAINST           AGAINST
Share Purchase Warrants as Anti-Takeover Defense
Measure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TODA CORPORATION
  TICKER:                N/A             CUSIP:     J84377100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOHO CO.,LTD
  TICKER:                N/A             CUSIP:     J84764117
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES        AGAINST           AGAINST
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions, Allow Board to
 Make Rules Governing Exercise of Shareholders' Rights

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOHO GAS CO.,LTD.
  TICKER:                N/A             CUSIP:     J84850106
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOHO TITANIUM COMPANY,LIMITED
  TICKER:                N/A             CUSIP:     J85366102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOHOKU ELECTRIC POWER COMPANY,INCORPORATED
  TICKER:                N/A             CUSIP:     J85108108
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Shareholders' Proposal : Amend Articles                      ISSUER          YES          FOR             AGAINST
 to Require Disclosure of Corporate Officer

PROPOSAL #6.: Shareholders' Proposal : Amend Articles                      ISSUER          YES        AGAINST             FOR
 to Abandon Pluthermal Plan at the Onagawa Nuclear
Power Station (Unit.3)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKAI CARBON CO.,LTD.
  TICKER:                N/A             CUSIP:     J85538106
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions,
 Allow Use of Electronic Systems for Public
Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKAI RIKA CO.,LTD.
  TICKER:                N/A             CUSIP:     J85968105
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

PROPOSAL #5: Authorize Use of Stock Options, and                           ISSUER          YES          FOR               FOR
Allow Board to Authorize Use of Stock Option Plan

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKAI RUBBER INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J86011103
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKIO MARINE HOLDINGS,INC.
  TICKER:                N/A             CUSIP:     J86298106
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKUYAMA CORPORATION
  TICKER:                N/A             CUSIP:     J86506102
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Approve Policy regarding Large-scale                         ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO BROADCASTING SYSTEM,INCORPORATED
  TICKER:                N/A             CUSIP:     J86656105
  MEETING DATE:          12/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Transfer of Operations to a                           ISSUER          YES        AGAINST           AGAINST
Wholly-Owned Subsidiary, TBS TV Inc., and Create a
Holding Company Structure

PROPOSAL #2: Amend Articles to: Change Official                            ISSUER          YES        AGAINST           AGAINST
Company Name to TOKYO BROADCASTING SYSTEM HOLDINGS,
INC., Expand Business Lines

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO BROADCASTING SYSTEM,INCORPORATED
  TICKER:                N/A             CUSIP:     J86656105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Directors,
  Adopt Reduction of Liability System for Outside
Auditors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO ELECTRON LIMITED
  TICKER:                N/A             CUSIP:     J86957115
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO GAS CO.,LTD.
  TICKER:                N/A             CUSIP:     J87000105
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO STEEL MANUFACTURING CO.,LTD.
  TICKER:                N/A             CUSIP:     J88204110
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO STYLE CO.,LTD.
  TICKER:                N/A             CUSIP:     J88247101
  MEETING DATE:          5/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulaions, Allow Board to
 Make Rules Governing Exercise of Shareholders' Rights

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYO TATEMONO CO.,LTD.
  TICKER:                N/A             CUSIP:     J88333117
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Approve Payment of Bonuses to Directors                      ISSUER          YES          FOR               FOR

PROPOSAL #3.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYU CORPORATION
  TICKER:                N/A             CUSIP:     J88720123
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOKYU LAND CORPORATION
  TICKER:                N/A             CUSIP:     J88849120
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines,  Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOLL HOLDINGS LTD, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q9104H100
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                           ISSUER          NO           N/A               N/A
statements of the Company and its controlled entities
 for the YE 30 JUN 2008 and the related Directors'
report, Directors' declaration and Auditors' report

PROPOSAL #2.: Adopt the remuneration report                                ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Re-elect Mr. Ray Horsburgh as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires in accordance
with the Company's constitution

PROPOSAL #4.: Elect Mr. Frank Ford as a Director of                        ISSUER          YES          FOR               FOR
the Company, who retires in accordance with the
Company's constitution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOMKINS PLC, LONDON
  TICKER:                N/A             CUSIP:     G89158136
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                            ISSUER          YES          FOR               FOR
financial statements for the YE 03 JAN 2009 together
with the Independent Auditors' report

PROPOSAL #2.: Approve the remuneration committee                           ISSUER          YES          FOR               FOR
report for the YE 03 JAN 2009

PROPOSAL #3.: Declare the final dividend of 2 US                           ISSUER          YES          FOR               FOR
cents per ordinary share for the YE 03 JAN 2009

PROPOSAL #4.: Re-appoint Mr. Richard Gillingwater as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #5.: Re-appoint Mr. Struan Robertson as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Re-appoint Deloitte LLP as Independent                       ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #7.: Authorize the Directors to determine                         ISSUER          YES          FOR               FOR
the Independent Auditors' remuneration

PROPOSAL #8.: Authorize the Directors, to allot                            ISSUER          YES          FOR               FOR
relevant securities[as defined in the Companies Act
1985] up to an nominal amount of USD 26,455,567,
comprising equity securities [as defined in the
Companies Act 1985] up to a nominal amount of USD
52,911,135 [including within such limit any relevant
securities allotted under paragraph (A)] ] in
connection with an offer by way of a right issue; to
ordinary shareholders in proportion [as nearly as may
 be practicable] to their existing holdings; and to
holders of other equity securities, as required by
the rights of those securities, or as the Directors
consider it necessary, as or appropriate to deal with
 treasury shares, fractional entitlements, record
dates, legal, regulatory or practical problems in or
under the laws of, any territory or any other matter
[Authority expires until the close of business on 01
SEP 2010]; and the Directors may allot relevant
securities after the expiry of this authority in
pursuance of such an offer or agreement
notwithstanding that the authority conferred by this
resolution has expired

PROPOSAL #S.9: Authorize the Directors, subject to                         ISSUER          YES          FOR               FOR
the passing of Resolution 8, to allot equity
securities [as defined in the Companies Act 1985] for
 cash under the authority given by that resolution
and/or where the allotments is treated as an
allotment of equity securities under Section 94(3A)
of the Companies Act 1985, disapplying the statutory
pre-emption rights of the restriction in Section
89(1) of the Companies Act 1985, provided that this
power shall be limited to the allotment of equity
securities: in connection with a rights issue in
favor of ordinary shareholders;up to an aggregate
nominal amount of USD 3,978,682; [Authority expires
until the close of business on 01 SEP 2010]; and the
Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #S.10: Authorize the Company, in                                  ISSUER          YES          FOR               FOR
substitution for any authority to purchase ordinary
shares in the capital of the Company [shares], to
make market purchases [Section 163(3) of the
Companies Act 1985] of up to 88,415,177 shares or, if
 lower, such number of shares as is equal to 10% of
the issued ordinary share capital of the Company at a
 minimum price equal to the nominal value and not
more than 105% above the average middle market
quotations for such shares derived from the London
Stock Exchange Daily Official List, over the previous
 5 business days; [Authority expires the earlier of
the conclusion of the AGM of the Company]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be

PROPOSAL #S.11: Approve that a general meeting other                       ISSUER          YES          FOR               FOR
than an AGM may be called on not less than 14 clear
days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TON YI INDUSTRIAL CORP
  TICKER:                N/A             CUSIP:     Y8895R104
  MEETING DATE:          6/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of endorsement                         ISSUER          NO           N/A               N/A
and guarantee

PROPOSAL #A.4: To report the status of monetary loans                      ISSUER          NO           N/A               N/A

PROPOSAL #A.5: To report the status of trading                             ISSUER          NO           N/A               N/A
derivatives

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.65 per share

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TONENGENERAL SEKIYU K.K.
  TICKER:                N/A             CUSIP:     J8657U110
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TONGAAT HULETT LIMITED
  TICKER:                N/A             CUSIP:     S85920130
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual financial statements                      ISSUER          YES          FOR               FOR
 of the Company for the YE 31 DEC 2008

PROPOSAL #2.: Re-appoint Deloitte & Touche as the                          ISSUER          YES          FOR               FOR
Auditors

PROPOSAL #3.1: Re-elect Mr. B.G. Dunlop as a                               ISSUER          YES          FOR               FOR
Director, who retire by rotation in terms of Article
61 of the Articles of Association

PROPOSAL #3.2: Re-elect Mrs. F. Jakoet as a Director,                      ISSUER          YES          FOR               FOR
 who retire in accordance with Article 59 of the
Articles of Association

PROPOSAL #3.3: Re-elect Dr. T.V. Maphai as a                               ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 59 of
 the Articles of Association

PROPOSAL #3.4: Re-elect Mr. M. Mia as a Director, who                      ISSUER          YES          FOR               FOR
 retire by rotation in terms of Article 61 of the
Articles of Association

PROPOSAL #3.5: Re-elect Mr. M.H. Munro as a Director,                      ISSUER          YES          FOR               FOR
 who retire by rotation in terms of Article 61 of the
 Articles of Association

PROPOSAL #3.6: Re-elect Mrs. N. Mjoli Mncube as a                          ISSUER          YES          FOR               FOR
Director, who retire in accordance with Article 59 of
 the Articles of Association

PROPOSAL #3.7: Re-elect Mrs. T.H. Nyasulu as a                             ISSUER          YES          FOR               FOR
Director, who retire by rotation in terms of Article
61 of the Articles of Association

PROPOSAL #S.1: Approve the acquisition by the Company                      ISSUER          YES          FOR               FOR
 of shares or debentures [securities] issued by it on
 such terms and conditions as the Directors of the
Company may deem fit; and the acquisition by any
subsidiary of the Company of securities issued by the
 Company on such terms and conditions as the
Directors of any such subsidiary may deem fit; in
terms of Sections 85 and 89 of the Companies Act, 61
of 1973, as amended [the Companies Act] and in terms
of the JSE Listings Requirements; provided that: the
number of ordinary shares acquired in any 1 FY shall
not exceed 5% of the ordinary shares in issue at the
date on which this resolution is passed; such
acquisitions may not be made at a price greater than
10% above the weighted average of the market value
for the securities on the JSE for the 5 business days
 immediately preceding the date on which the
transaction for the acquisition is effected; the JSE
will be consulted for a ruling if the Company's
securities have not traded in such 5 business day
period; the acquisitions be effected through the
order book operated by the JSE trading system; the
Company appoints, at any point in time, only 1 agent
to effect any acquisition/s on the Company's behalf;
the Company complies with the shareholders' spread
requirements in terms of the JSE Listings
Requirements; acquisitions will not be undertaken by
the Company or its subsidiaries during a prohibited
period, as defined by the JSE Listings Requirements;
when the Company and/or its subsidiaries have
cumulatively repurchased 3% of the initial number
[the number of that class of shares in issue at the
time that general authority from shareholders is
granted] of the relevant class of securities, and for
 each 3% in aggregate of the initial number of that
class acquired thereafter, a press announcement must
be made giving the details required in terms of the
JSE Listings Requirements, in respect of such
acquisitions; the Company will ensure that its
sponsor will provide the necessary letter on the
adequacy of the working capital in terms of the JSE
Listings Requirements, prior to the commencement of
any purchase of the Company's shares on the open
market; before entering the market to effect the
general repurchase, the Directors, having considered
the effects of the repurchase of the maximum number
of ordinary shares in terms of the foregoing general
authority, will ensure that for a period of 12 month
period after the date of the notice of AGM: the
Company will be able, in the ordinary course of
business, to pay its debts; the assets of the
Company, fairly valued in accordance with
International Financial Reporting Standards, will
exceed the liabilities of the Company; the Company's
ordinary share capital, reserves and working capital
will be adequate for ordinary business purposes; this
 authority will be used if the Directors consider
that it is in the best interests of the Company and
shareholders to effect any such acquisitions having
regard to prevailing circumstances and the cash

PROPOSAL #O.1: Authorize the Directors to do all such                      ISSUER          YES          FOR               FOR
 things and sign all such documents and procure the
doing of all such things and the signature of all
such documents as may be necessary or incidental to
give effect to the approval granted in terms of
Resolution S.1

PROPOSAL #O.2: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 the unissued shares in the capital of the Company
[other than the shares reserved for the purposes of
the Tongaat-Hulett Employees Share Incentive Scheme
and the Tongaat-Hulett Group Limited 2001 Share
Option Scheme] be placed under the control of the
Directors of the Company and to allot and issue such
shares at their discretion upon such terms and
conditions as they may determine, subject to the
proviso that the aggregate number of shares to be
allotted and issued in terms of this resolution shall
 be limited to 5% of the number of shares in issue at
 29 APR 2009 and subject to the provisions of the
Companies Act and the JSE Listings Requirements

PROPOSAL #O.3: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the passing of Resolution O.2 and
 the JSE Listings Requirements, to allot and issue
for cash, without restriction, all or any of the
unissued shares in the capital of the Company placed
under their control in terms of Resolution O.2 as
they in their discretion may deem fit; provided that:
 a paid press announcement giving full details,
including the impact on net asset value and earnings
per share, will be published at the time of any issue
 representing, on a cumulative basis within 1 FY, 5%
or more of the number of ordinary shares of the
Company's ordinary share capital in issue prior to
such issues provided further that such issues shall
not in any 1 FY exceed 5% of the Company's issued
ordinary share capital; and in determining the price
at which an issue of shares will be made in terms of
this authority, the maximum discount permitted shall
be 10% of the weighted average traded price of the
shares in question over the 30 business days prior to
 the date that the price of the issue is determined
or agreed by the Directors; the JSE will be consulted
 for a ruling if the Company's securities have not
traded in such 30 business day period; and [Authority
 expires at the end of 15 months from the date of

PROPOSAL #O.4: Approve, that the proposed fees                             ISSUER          YES          FOR               FOR
payable to Non-Executive Directors for their services
 as the Directors on the Board and on the Board
Committees for the period commencing 01 JAN 2009, as
recommended by the Remuneration Committee and the
Board, subject to approval by the shareholders at the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOPPAN FORMS CO.,LTD.
  TICKER:                N/A             CUSIP:     J8931G101
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3: Appoint a Director                                            ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOPPAN PRINTING CO.,LTD.
  TICKER:                N/A             CUSIP:     J89322119
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines,  Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations,   Allow Board to Make Rules
Governing Exercise of Shareholders' Rights,  Adopt
Reduction of Liability System for Outside Auditors

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.25: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.26: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.27: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.28: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TORAY INDUSTRIES,INC.
  TICKER:                N/A             CUSIP:     J89494116
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES        AGAINST           AGAINST
Allowance for Retiring Directors and Retiring
Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TORONTO DOMINION BK ONT
  TICKER:                N/A             CUSIP:     891160509
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. William E. Bennett as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.2: Elect Mr. Hugh J. Bolton as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Elect Mr. John L. Bragg as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. W. Edmund Clark as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. Wendy K. Dobson as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. Donna M. Hayes as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. Henry H. Ketcham as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.8: Elect Mr. Pierre H. Lessard as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.9: Elect Mr. Brian M. Levitt as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect Mr. Harold H. Mackay as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. Irene R. Miller as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.12: Elect Mr. Nadir H. Mohamed as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.13: Elect Mr. Roger Phillips as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #1.14: Elect Mr. Wilbur J. Prezzano as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.15: Elect Mr. William J. Ryan as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #1.16: Elect Mr. Helen K. Sinclair as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.17: Elect Mr. John M. Thompson as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.: Appoint the Auditor as specified                             ISSUER          YES          FOR               FOR

PROPOSAL #3.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve the Toronto-Dominion
Bank urge the Board of Directors to adopt a policy
that the Toronto-Dominion Bank's shareholders be
given the opportunity at each annual meeting of
shareholders to vote on an advisory resolution, to be
 proposed by the Toronto-Dominion Bank's Management,
to ratify the report of the Management Resources
Committee set forth in the proxy statement, and
ensure that shareholder understand that the vote is
non-binding and would not affect any compensation
paid or awarded to any Named Executive Officer

PROPOSAL #4.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve to undertake a
comprehensive review of executive compensation to
ensure that incentives do not encourage extreme
risks, and that bonuses are paid out only when long-
term performance has been proven to be sound and
sustainable, this review should lead to new policies
to place before the shareholders for approval in one
year's time

PROPOSAL #5.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve to undertake a
comprehensive review with respect to short-selling,
if warranted, the Board shall bring forward a policy
for consideration by the shareholders, and, if
necessary, for submission to the legislators and

PROPOSAL #6.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Approve to review the policies
on the Director recruitment, especially with regard
to the number of current and former Chief Executive
Officers of other Corporations who are nominated

PROPOSAL #7.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Adopt the governance rule
limiting the number of Boards on which any of its
Directors may sit to 4

PROPOSAL #8.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Adopt the governance rule
whereby senior executive compensation policy be the
subject of an advisory vote by shareholders

PROPOSAL #9.: PLEASE NOTE THAT THIS RESOLUTION IS A                        ISSUER          YES        AGAINST             FOR
SHAREHOLDER PROPOSAL: Adopt a policy that requires
that 50% of the new applicants proposed as Members of
 the Board be women until gender parity is reached

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOSHIBA CORPORATION
  TICKER:                N/A             CUSIP:     J89752117
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Renewal of the defensive measures                            ISSUER          YES        AGAINST           AGAINST
(measures against the unsolicited acquisition)

PROPOSAL #4.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 information concerning the facts in relation to
illegal activities, etc.

PROPOSAL #5.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding exercise of
voting rights in the general meeting of shareholders

PROPOSAL #6.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 the sanction imposed on the officers (directors and
executive officers)

PROPOSAL #7.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 the facts of improper billing and unfair receipt of
the research labor expenses for the research
commissioned by the New Energy and Industrial
Technology Development Organization (NEDO)

PROPOSAL #8.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 personalized information of each director and
executive officer of the Company

PROPOSAL #9.: Shareholders' Proposals: Amendments to                       ISSUER          YES        AGAINST             FOR
the Articles of Incorporation regarding disclosure of
 personalized information of each counselor, advisor
and shayu (company friend/sympathizer) of the Company

PROPOSAL #10.: Shareholders' Proposals: Amendments to                      ISSUER          YES        AGAINST             FOR
 the Articles of Incorporation regarding disclosure
of information concerning employees who entered the
Company from the ministry or agency of government or
other public organizations

PROPOSAL #11.: Shareholders' Proposals: Amendments to                      ISSUER          YES        AGAINST             FOR
 the Articles of Incorporation regarding
establishment of a new committee for the purpose of
discovering the details of and preventing illegal
and/or improper activities

PROPOSAL #12.: Shareholders' Proposals: Amendments to                      ISSUER          YES        AGAINST             FOR
 the Articles of Incorporation regarding
semiconductor business of the Company

PROPOSAL #13.: Shareholders' Proposals: Amendments to                      ISSUER          YES        AGAINST             FOR
 the Articles of Incorporation regarding conditions
of employment for temporary employees

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOSHIBA TEC CORPORATION
  TICKER:                N/A             CUSIP:     J89903108
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Substitute Corporate Auditor                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOSOH CORPORATION
  TICKER:                N/A             CUSIP:     J90096116
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Substitute Corporate Auditor                      ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Substitute Corporate Auditor                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOTAL ACCESS COMMUNICATION PUB CO LTD
  TICKER:                N/A             CUSIP:     Y8904F141
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to certify the minutes of the                        ISSUER          YES          FOR               FOR
AGM of shareholders No 1/2008 held on 30 APR 2008

PROPOSAL #2.: Acknowledge the annual report on the                         ISSUER          YES          FOR               FOR
Company's operating results of 2008

PROPOSAL #3.: Approve the Company's audited balance                        ISSUER          YES          FOR               FOR
sheet and the profit and loss account as at 31 DEC

PROPOSAL #4.: Approve the annual dividend payment                          ISSUER          YES          FOR               FOR
from the net income of the Company for the YE 31 DEC

PROPOSAL #5.1: Elect Mr. Tore Johnsen as a Director,                       ISSUER          YES          FOR               FOR
to replace those who retire by rotation

PROPOSAL #5.2: Elect Mr. Knut Snorre Bach                                  ISSUER          YES          FOR               FOR
Corneliussen as a Director, to replace those who

PROPOSAL #5.3: Elect Mr. Sigve Brekke as a Director,                       ISSUER          YES          FOR               FOR
to replace those who retire by rotation

PROPOSAL #5.4: Elect Mr. Soonthorn Pokachaiyapat as a                      ISSUER          YES          FOR               FOR
 Director, to replace those who retire by rotation

PROPOSAL #6.: Approve the remuneration of the                              ISSUER          YES          FOR               FOR
Directors for the year 2009

PROPOSAL #7.: Approve the appointment of the                               ISSUER          YES          FOR               FOR
Company's Auditors and fixing their remuneration

PROPOSAL #8.: Approve the general mandate for the                          ISSUER          YES          FOR               FOR
interested person transactions, pursuant to the
applicable SGX Stock Exchange requirements

PROPOSAL #9.: Amend the Articles of Association of                         ISSUER          YES          FOR               FOR
the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOTAL SA, COURBEVOIE
  TICKER:                N/A             CUSIP:     F92124100
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 2.28 per share

PROPOSAL #O.4: Approve the Special Auditors' report                        ISSUER          YES          FOR               FOR
presenting ongoing related party transactions

PROPOSAL #O.5: Approve transaction with Mr. Thierry                        ISSUER          YES          FOR               FOR
Desmarest

PROPOSAL #O.6: Approve transaction with Mr.                                ISSUER          YES        AGAINST           AGAINST
Christophe De Margerie

PROPOSAL #O.7: Authorize to repurchase of up to 10%                        ISSUER          YES          FOR               FOR
of issued share capital

PROPOSAL #O.8: Re-elect Ms. Anne Lauvergeon as a                           ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.9: Re-elect Mr. Daniel Bouton as a                             ISSUER          YES        AGAINST           AGAINST
Director
PROPOSAL #O.10: Re-elect Mr. Bertrand Collomb as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #O.11: Re-elect Mr. Christophe De Margerie                        ISSUER          YES          FOR               FOR
as a Director

PROPOSAL #O.12: Re-elect Mr. Michel Pebereau as a                          ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #O.13: Elect Mr. Patrick Artus as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #E.14: Amend the Article 12 of the Bylaws                         ISSUER          YES          FOR               FOR
regarding age limit for the Chairman

PROPOSAL #A.: Approve the statutory modification to                        ISSUER          YES        AGAINST           AGAINST
advertise individual allocations of stock options and
 free shares as provided by law

PROPOSAL #B.: Approve the statutory modification                           ISSUER          YES        AGAINST           AGAINST
relating to a new procedure for appointing the
employee shareholder in order to enhance its
representativeness and independence

PROPOSAL #C.: Grant authority to freely allocate the                       ISSUER          YES        AGAINST           AGAINST
Company's shares to all the employees of the group

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOTO LTD.
  TICKER:                N/A             CUSIP:     J90268103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOWER AUSTRALIA GROUP LTD
  TICKER:                N/A             CUSIP:     Q9155R106
  MEETING DATE:          10/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, for the purposes of the                             ISSUER          YES          FOR               FOR
Section 611 Item 7 of the Corporations Act 2001
[Cth], the acquisition of 33,185,230 shares in TOWER
Australia [representing 9.8% of the issued ordinary
capital in TOWER Australia] by The Dai-Ichi Mutual
Life Insurance Company from GPG Nominees Pty Limited
and GPG Australia Nominees Limited on the terms and
subject to the conditions specified in the Share Sale
 and Purchase Agreement dated 08 AUG 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOWER AUSTRALIA GROUP LTD
  TICKER:                N/A             CUSIP:     Q9155R106
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Ms. Elana Rubin as a Non-                           ISSUER          YES          FOR               FOR
Executive Director of the Company who retires by
rotation in accordance with the Company's constitution

PROPOSAL #2.: Elect Mr. Donald Findlater as a Non-                         ISSUER          YES          FOR               FOR
Executive Director of the Company since the last AGM

PROPOSAL #3.: Elect Mr. Takayuki Kotani as a Non-                          ISSUER          YES          FOR               FOR
Executive Director of the Company since the last AGM

PROPOSAL #4.: Elect Mr. Tetsuya Kikuta as a Non-                           ISSUER          YES          FOR               FOR
Executive Director of the Company since the last AGM

PROPOSAL #5.: Adopt the remuneration report [which                         ISSUER          YES          FOR               FOR
forms part of the Directors' report] for the FYE 30
SEP 2008

PROPOSAL #6.: Approve, for the purposes of ASX                             ISSUER          YES        AGAINST           AGAINST
Listing Rule 10.14 and all other purposes, the grant
of 250,000 performance share rights to Mr. Jim Minto,
 Managing Director of the Company, under the Tower
Executive Share and Option Plan [plan], subject to
the rules of the plan and in the manner as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYO SEIKAN KAISHA,LTD.
  TICKER:                N/A             CUSIP:     J92289107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Policy regarding Large-scale                          ISSUER          YES        AGAINST           AGAINST
Purchases of Company Shares, and Allow Board to
Authorize Use of Free Share Purchase Warrants as
Anti-Takeover Defense Measure

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYO SUISAN KAISHA,LTD.
  TICKER:                N/A             CUSIP:     J92547132
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOBO CO.,LTD.
  TICKER:                N/A             CUSIP:     J90741133
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6: Approve Payment of Accrued Benefits                           ISSUER          YES          FOR               FOR
associated with Abolition of Retirement Benefit
System for Current Corporate Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYODA GOSEI CO.,LTD.
  TICKER:                N/A             CUSIP:     J91128108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Approve Change of Company Address Due to
Amendment to Residence Indication   to Kiyosu City

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan for Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOTA AUTO BODY CO.,LTD.
  TICKER:                N/A             CUSIP:     J92590108
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Directors and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOTA BOSHOKU CORPORATION
  TICKER:                N/A             CUSIP:     J91214106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Issuance of Share Acquisition                         ISSUER          YES          FOR               FOR
Rights as Stock Options and Allow Board to Authorize
Use of Stock Option Plan

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Directors and Corporate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOTA INDUSTRIES CORPORATION
  TICKER:                N/A             CUSIP:     J92628106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Adopt
Restriction to the Rights for Odd-Lot Shares, Allow
Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan

PROPOSAL #6: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOTA MOTOR CORPORATION
  TICKER:                N/A             CUSIP:     J92676113
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Distribution of Surplus                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve Partial Amendment of the                             ISSUER          YES          FOR               FOR
Articles of Incorporation: Allow Use Electronic
Systems for Public Notifications, Approve Minor
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Elect a Director                                            ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.18: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.19: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.20: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.21: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.22: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.23: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.24: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.25: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.26: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.27: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.28: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #3.29: Elect a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Issuance of Stock Acquisition                        ISSUER          YES          FOR               FOR
Rights for the Purpose of Granting Stock Options

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TOYOTA TSUSHO CORPORATION
  TICKER:                N/A             CUSIP:     J92719111
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

PROPOSAL #6: Allow Board to Authorize Use of Stock                         ISSUER          YES          FOR               FOR
Option Plan, and Stock Options

PROPOSAL #7: Approve Purchase of Own Shares                                ISSUER          YES          FOR               FOR

PROPOSAL #8: Approve Provision of Retirement                               ISSUER          YES        AGAINST           AGAINST
Allowance for Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TPV TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     G8984D107
  MEETING DATE:          3/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, the Agreement dated                      ISSUER          YES          FOR               FOR
 23 DEC 2008 [the 'Share Purchase Agreement'] [as
specified] entered into between the Company, as
purchaser, and Koninklijke Philips Electronics N.V.,
as vendor, relating to the acquisition by the Company
 of the Philips Sale Shares [as specified in the
circular to the shareholders of the Company dated 17
FEB 2009 of which this Notice forms part], and all
the transactions contemplated therein; and authorize
any 1 Director to do all such acts and things, to
sign and execute [including the affixing of the
Company's seal on], to finalize and amend, any other
documents, instruments and Agreements [and the
Director's signature thereon shall be conclusive
evidence of the approval of any finalization or
amendment] and to take such steps on behalf of the
Company as he may consider necessary, appropriate,
desirable or expedient for the purpose of or in
connection with the implementation and completion of
the Share Purchase Agreement and all the transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TPV TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     G8984D107
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited accounts and the                         ISSUER          YES          FOR               FOR
reports of the Directors and of the Auditors for the
YE 31 DEC 2008

PROPOSAL #2.: Approve the payment of a final dividend                      ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Re-elect Mr. Houng Yu-Te as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. Maarten Jan De Vries as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.3: Re-elect Mr. Wong Chi Keung as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.4: Re-elect Mr. Robert Theodoor Smits as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.5: Re-elect Mr. Chen Yen-Sung, Eddie as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.6: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
fix the remuneration of Directors

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditors of the Company and authorize the Board
of Directors to fix their remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 to repurchase its issued shares of USD 0.01 each in
the capital of the Company during the relevant
period, on The Stock Exchange of Hong Kong Limited
[the Stock Exchange], Singapore Exchange Securities
Trading Limited [the Singapore Exchange] or on any
other stock exchange on which the shares of the
Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange for this purpose, subject to and in
accordance with all applicable laws and requirements
of the Rules governing the Listing of Securities on
the Stock Exchange, the Listing Manual of the
Singapore Exchange or rules of any other stock
exchange as amended from time to time, not exceeding
10% of the aggregate nominal amount of the share
capital of the Company in issue as at the date of
passing of this resolution and the said approval
shall be limited accordingly; [Authority expires the
earlier of the conclusion of the AGM of the Company
or the expiration of the period within which the next
 AGM of the Company is required by the Bye-laws of

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot, issue and deal with additional shares of
USD 0.01 each in the capital of the Company or
securities convertible into such shares or options,
warrants or similar rights to subscribe for any
shares or convertible securities and to make or grant
 offers, agreements and options during and after the
end of relevant period, not exceeding 20% of the
aggregate nominal amount of the issued share capital
of the Company, otherwise than pursuant to i) a
rights issue [as specified]; or ii) any issue of
shares in the Company under any option scheme or
similar arrangement for the time being adopted for
the grant or issue to officers and/or employees of
the Company and/or any of its subsidiaries of options
 to subscribe for, or rights to acquire shares of the
 Company or iii) any scrip dividend or similar or any
 similar arrangement providing for the allotment of
shares in the Company in lieu of the whole or part of
 a dividend, pursuant to the Bye-laws of the Company
from time to time or iv) any issue of shares in the
Company upon the exercise of rights of subscription
or conversion under the terms of any warrants issued
by the Company or any securities which are
convertible into shares of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the expiration of the period
within which the next AGM of the Company is required
by the Bye-laws of the Company or any applicable laws

PROPOSAL #7.: Approve, subject to the passing of the                       ISSUER          YES        AGAINST           AGAINST
Ordinary Resolutions I and II, the general mandate
granted to the Directors of the Company to allot,
issue and deal with additional securities in the
capital of the Company, pursuant to the Resolution
II, by the addition thereto of an amount representing
 the aggregate nominal amount of the shares
repurchased by the Company under the authority
granted, pursuant to the Ordinary Resolution I,
provided that such amount does not exceed 10% of the
aggregate nominal amount of the issued share capital
of the Company at the date of passing this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRACTEBEL ENERGIA SA, FLORIANOPOLIS
  TICKER:                N/A             CUSIP:     P9208W103
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to take the accounts of the                          ISSUER          YES          FOR               FOR
Directors, to examine, discuss and vote the financial
 statements relating to FYE 31 DEC 2008

PROPOSAL #2.: Approve the decision regarding the                           ISSUER          YES          FOR               FOR
capital budget for retention of profit

PROPOSAL #3.: Approve the destination of the year end                      ISSUER          YES          FOR               FOR
 results and to distribute dividends

PROPOSAL #4.: Approve to deliberate on the                                 ISSUER          YES        AGAINST           AGAINST
participation of the employees in the relating to FYE
 31 DEC 2008

PROPOSAL #5.: Approve to set the Directors global                          ISSUER          YES        AGAINST           AGAINST
remuneration

PROPOSAL #6.: Approve to take cognizance of the                            ISSUER          YES          FOR               FOR
resignation of a Member of the Board of Directors and
 elect that Member's replacement

PROPOSAL #7.: Elect the Finance Committee and                              ISSUER          YES          FOR               FOR
Substitutes

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRACTEBEL ENERGIA SA, FLORIANOPOLIS
  TICKER:                N/A             CUSIP:     P9208W103
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify, in accordance with the terms of                      ISSUER          YES          FOR               FOR
 Article 256, paragraph 1, of Law number 6404/1976,
the acquisition, by its subsidiary Gama Participacoes
 LTDA. Gama, of the control of the Companies;
Hidropower Energia S.A. Hidropower; Tupan Energia
Eletrica S.A. Tupan, in accordance with the material
approved at the 90th meeting of the Board of
Directors of the Company, held on 24 JUL 2008, and of
 the Companies; Eolica Beberibe S .A. Beberibe;
Eolica Pedra Do Sal S.A. Pedra Do Sal; Hidrelet Rica
Areia Branca S.A. Areia Branca; Econergy Brasil
Servicos Corporativos Ltda; Ecoservicos, in
accordance with the material approved in the 93rd
meeting of the Board of Directors of the Company,

PROPOSAL #2.: Amend the wording of line XI of Article                      ISSUER          YES          FOR               FOR
 19 of the corporate bylaws of the Company, to allow
the executive committee to make guarantees or
endorsements for the subsidiary Companies, in
accordance with the proposal approved at the 91st
meeting of the Board of Directors of Tractebelenergia
 S.A., held on 13 AUG 2008

PROPOSAL #3.: Approve the revalidation of the                              ISSUER          YES        AGAINST           AGAINST
contract for the provision of services entered into
between the Company and Suez Tr Actebel S.A.,
approved at the EGM held on 17 APR 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSALTA CORP
  TICKER:                N/A             CUSIP:     89346D107
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. W. D. Anderson as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #1.2: Elect Mr. S.J. Baum as a Director for                       ISSUER          YES          FOR               FOR
the ensuing year

PROPOSAL #1.3: Elect Mr. S.J. Bright as a Director                         ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.4: Elect Mr. T.W. Faithfull as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #1.5: Elect Mr. G.D. Giffin as a Director                         ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.6: Elect Mr. C.K. Jespersen as a Director                      ISSUER          YES          FOR               FOR
 for the ensuing year

PROPOSAL #1.7: Elect Mr. M.M. Kanovsky as a Director                       ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.8: Elect Mr. D.S. Kaufman as a Director                        ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.9: Elect Mr. G.S. Lackenbauer as a                             ISSUER          YES          FOR               FOR
Director for the ensuing year

PROPOSAL #1.10: Elect Mr. M.C. Piper as a Director                         ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #1.11: Elect Mr. S.G. Snyder as a Director                        ISSUER          YES          FOR               FOR
for the ensuing year

PROPOSAL #2.: Appoint Ernst & Young LLP as the                             ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSCANADA CORP
  TICKER:                N/A             CUSIP:     89353D107
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. K.E. Benson as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.2: Elect Mr. D.H. Burney as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.3: Elect Mr. W.K. Dobson as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.4: Elect Mr. E.L. Draper as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.5: Elect Mr. P. Gauthier as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.6: Elect Mr. K.L. Hawkins as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.7: Elect Mr. S.B. Jackson as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #1.8: Elect Mr. P.L. Joskow as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.9: Elect Mr. H.N. Kvisle as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #1.10: Elect Mr. J.A. MacNaughton as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #1.11: Elect Mr. D.P. O'Brien as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #1.12: Elect Mr. W.T. Stephens as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #1.13: Elect Mr. D.M.G. Stewart as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #2.: Appoint KPMG LLP, Chartered Accountants                      ISSUER          YES          FOR               FOR
 as the Auditors and authorize the Directors to fix
their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSCEND INFORMATION INC
  TICKER:                N/A             CUSIP:     Y8968F102
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of monetary loans                      ISSUER          NO           N/A               N/A

PROPOSAL #A.4: To report the status of endorsement                         ISSUER          NO           N/A               N/A
and guarantee

PROPOSAL #A.5: To report the status of investment in                       ISSUER          NO           N/A               N/A
People's Republic of China

PROPOSAL #A.6: To report the status of the local                           ISSUER          NO           N/A               N/A
unsecured convertible bonds

PROPOSAL #A.7: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution:                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 3.3 per share

PROPOSAL #B.3: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings, staff bonus and capital
reserves: proposed stock dividend: 10 for 1,000
shares held; proposed bonus issue: 40 for 1,000

PROPOSAL #B.4: Elect Mr. Shu Chung Won [ID No:                             ISSUER          YES        AGAINST           AGAINST
A102642810] as a Director

PROPOSAL #B.5: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.8: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRANSURBAN GROUP, MELBOURNE VIC
  TICKER:                N/A             CUSIP:     Q9194A106
  MEETING DATE:          10/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial reports, the                           ISSUER          NO           N/A               N/A
Directors' reports, the responsible entity's report
and the Auditors' reports contained within the
Transurban Group annual report for the YE 30 JUN 2008

PROPOSAL #2.A: Re-elect Mr. David Ryan as a Director,                      ISSUER          YES        AGAINST           AGAINST
 who retires in accordance with Rule 35[c] of the THL
 Constitution and Bye-Law 46.7 of the TIL Bye-Laws

PROPOSAL #2.B: Re-elect Ms. Susan Oliver as a                              ISSUER          YES          FOR               FOR
Director, who retires in accordance with Rule 35[c]
of the Constitution

PROPOSAL #2.C: Re-elect Mr. Christopher Renwick as a                       ISSUER          YES          FOR               FOR
Director, who retires in accordance with Rule 35[c]
of the Constitution

PROPOSAL #2.D: Re-elect Mr. Lindsay P. Maxsted as a                        ISSUER          YES          FOR               FOR
Director, who retires in accordance with rule 35[b]
of the Constitution

PROPOSAL #2.E: Re-elect Mr. James Keyes as a                               ISSUER          YES          FOR               FOR
Director, who retires in accordance with the Bye-Laws

PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
FYE 30 JUN 2008

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Auditor of TIL and authorize the Directors of TIL
 to determine its remuneration

PROPOSAL #5.: Approve, for the purposes of Australian                      ISSUER          YES          FOR               FOR
 Securities Exchange [ASX] Listing Rules for the
acquisition by all present and future Non-Executive
Directors of THL, TIL and Transurban Infrastructure
Management Limited [as Responsible Entity for THT]
stapled securities in THL,TIL and THT in accordance
with the rules of the Sharelink Investment Tax
Deferred Plan and the terms as specified

PROPOSAL #S.6: Approve the amendments to the THT                           ISSUER          YES          FOR               FOR
Constitution as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRAVELSKY TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     Y8972V101
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the sale and purchase                               ISSUER          YES          FOR               FOR
agreement dated 05 MAY 2008 [the Sale and Purchase
Agreement] entered into between China TravelSky
Holding Company [CTHC] and the Company, a copy of
which has been initialled by the Chairman of this
meeting for the purpose of identification marked A,
pursuant to which CTHC agreed to sell and the Company
 agreed to purchase (i) the entire registered capital
 of ACCA for a consideration of RMB 788 million
[equivalent to approximately HKD 878.62 million; and
(ii) a state-owned land use right with a site area of
 5,332.54 sq.m. and 8 buildings erected thereon with
a total gross floor area of 12,003.74 sq.m. located
in No. 11 Dongxing Li, Chaoyang District, Beijing,
the People's Republic of China, for a consideration
of RMB 212 million [equivalent to approximately HKD
236.38 million], amounting to an aggregate
consideration of RMB 1 billion [equivalent to
approximately HKD 1.115 billion] [the Acquisition],
and all transactions contemplated thereunder be and
are hereby generally and unconditionally approved;
and (b) authorize the Directors of the Company to do
all such acts and things, to sign and execute all
such further documents and to take such steps as the
Directors may in their absolute discretion consider
necessary, appropriate, desirable or expedient to
give effect to or in connection with the Sale and
Purchase Agreement and all other matters incidental

PROPOSAL #S.2: Authorize the Directors to allot and                        ISSUER          YES          FOR               FOR
issue an aggregate of up to 174,491,393 new domestic
shares of book value of RMB 1.00 each in the share
capital of the Company at a price of HKD 6.39 each to
 CTHC or its nominee [the Special Mandate] as full
settlement of the consideration for the acquisition
upon and subject to the terms and conditions of the
Sale and Purchase Agreement being fulfilled, the
Special Mandate is in addition to, and shall not
prejudice nor revoke any existing general mandate
granted to the Directors by the shareholders of the
Company or such other general or special mandates
which may from time to time be granted to the
Directors prior to the passing of this resolution

PROPOSAL #S.3: Amend, the subject to the passing of                        ISSUER          YES          FOR               FOR
resolution number 1 above, the Articles of
Association of the Company in the following manner:
(a) in Article 20, by adding the following new sub-
article 3: the allotment and issuance of 174,491,393
domestic shares as approved by the shareholders of
the Company at the EGM convened on 31 JUL 2008, the
Company has a total issued share capital of
1,950,806,393 shares, of which 1,329,098,393 were
domestic shares, representing 68.13% of the issued
share capital of the Company (b) in Article 21, by
adding the following new sub-article 4: the allotment
 and issuance of 174,491,393 domestic shares as
approved by the shareholders of the Company at the
EGM convened on 31 JUL 2008, the Company has a total
issued share capital of 1,950,806,393 shares, of
which 621,708,000 shares were issued to holders of H
shares of the Company, representing 31.87% of the
issued share capital of the Company (c) in Article
24, by deleting the words RMB 1,776,315,000 and

PROPOSAL #4.: Approve subject to the passing of                            ISSUER          YES          FOR               FOR
resolution number 1 above: (a) the revenue accounting
 system and settlement agreement dated 22 FEB 2008
entered into between Accounting Centre of China
Aviation Limited Company [ACCA] as the service
provider and China Eastern Airlines Corporation
Limited as the recipient of the service [Eastern
Airlines Agreement] in respect of the provision of
revenue accounting systems development and support
services and passenger and cargo revenue accounting
and settlement services, and all transactions
contemplated thereunder, and (b) the Annual Caps [as
specified Company dated 16 JUN 2008 Circular] for the
 transactions under the Eastern Airlines Agreement
for the 3 years ending 31 DEC 2010 as specified, and
authorize the Directors to take any step as they
consider necessary, desirable or expedient in
connection with the Eastern Airlines Agreement and
the transactions contemplated thereby

PROPOSAL #5.: Approve, subject to the passing of                           ISSUER          YES          FOR               FOR
resolution number 1 above: (a) the revenue accounting
 system and settlement agreement dated 28 FEB 2008
entered into between ACCA as the service provider and
 Air China Limited as the recipient of the service
[Air China Agreement] in respect of the provision of
revenue accounting systems development and support
services and passenger and cargo revenue accounting
and settlement services, and all transactions
contemplated thereunder, and (b) the Annual Caps for
the transactions under the Air China Agreement for
the 3 years ending 31 DEC 2010 as specified, and
authorize the Directors to take any step as they
consider necessary, desirable or expedient in
connection with the Air China Agreement and the
transactions contemplated thereby

PROPOSAL #6.: Approve the agreement dated 27 MAR 2008                      ISSUER          YES          FOR               FOR
 entered into between ACCA as the service provider
and the International Air Transport Association, as
authorized by, among others, Southern Airlines,
Eastern Airlines, Air China, Macau Airlines, Xiamen
Airlines, Hainan Airlines, Shenzhen Airlines,
Shanghai Airlines, Shandong Airlines, and Sichuan
Airlines [all as specified] [IATA Agreement] in
respect of the provision of sales data processing and
 settlement service, and all transactions
contemplated thereunder, and (b) the annual caps for
the transactions under the IATA Agreement for the 3
years ending 31 DEC 2010 as specified, and authorize
the Directors to take any step as they consider
necessary, desirable or expedient in connection with
the IATA Agreement and the transactions contemplated

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRAVELSKY TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     Y8972V101
  MEETING DATE:          10/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the resignation of Mr. Ding                          ISSUER          YES        AGAINST           AGAINST
Weiping as an Executive Director of the Company
[Director] due to internal work arrangement of the
Company and which will become effective from the
conclusion of the EGM, and appoint of Mr. Cui
Zhixiong as an Executive Director for a term
commencing on the conclusion of the EGM and ending on
 the expiry date of the term of the third Board of
Directors [Board] of the Company and authorize the
Board on behalf of the Company to execute necessary
documents including service contract with Mr. Cui
Zhixiong and determine his remuneration

PROPOSAL #2.: Approve the resignation of Mr. Song                          ISSUER          YES          FOR               FOR
Jinxiang as an Executive Director due to internal
work arrangement of the Company and which will become
 effective from the conclusion of the EGM, and
appoint of Mr. Xiao Yinhong as an Executive Director
for a term commencing on the conclusion of the EGM
and ending on the expiry date of the term of the
third Board and authorize the Board on behalf of the
Company to execute necessary documents including
service contract with Mr. Xiao Yinhong and determine
his remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRAVELSKY TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     Y8972V101
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Article 94, 95, 98 and 117                        ISSUER          YES          FOR               FOR
of the Articles of Association of the Company
[Articles] as specified; and authorize the Directors
[Directors] of the Company to file the amended
Articles with the State Administration for Industry
and Commerce the PRC, and to take any step or sign
any document as they consider necessary desirable or
expedient in connection with the amendments to the
Articles and the transactions contemplated thereunder

PROPOSAL #S.2: Authorize the Board of Directors                            ISSUER          YES          FOR               FOR
[Board], subject to all applicable laws, standards,
system and/or requirements of the governmental or
regulatory body of securities in the PRC, the Stock
Exchange of Hong Kong Limited [Stock Exchange] or of
any other governmental or regulatory body, to
exercise whether by a single exercise or otherwise,
all the powers of the Company to repurchase the
overseas listed foreign shares of RMB 1 each in issue
 in the share capital of the Company [H Shares] on
the Stock Exchange during the relevant period, the
aggregate nominal value of H Shares authorized to be
repurchased pursuant to the authority during the
relevant period shall not exceed 10% of the aggregate
 nominal value of H Shares in issue of the Company as
 at the date of passing of this resolution, the
exercise of the authority granted shall be
conditional upon: i) the passing of this special
resolution on the same terms [as specified] at each
of the Class Meeting for holders of domestic shares
[Domestic Shares] of the Company, both to be held on
the date of the Class meeting for holders of H Shares
 as specified [or on such adjourned date as may be
applicable]; ii) the approvals of State-owned Assets
Supervision and Administration Commission of the
State Council and State Administration of Foreign
Exchange of the PRC [or their respective successor
authorities] and/or [if appropriate] any other
regulatory authorities as required by the laws,
standards and system of the PRC being obtained by the
 Company; and iii) the Company not being required by
any of its creditors to repay or to provide guarantee
 in respect of any amount due to any of them [or if
the Company is so required by any of its creditors,
the Company in its absolute discretion having repaid
or provided guarantee in respect of such amount]
pursuant to the notification procedure set out in
Article 28 of the Articles of Association [Articles]
of the Company; [Authority expires the earlier of the
 conclusion of the next AGM or the special resolution
 of the shareholders of the Company in any general
meeting or holders of H share or domestic shares at
their respective class meeting] and subject to
approval of all relevant governmental authorities in
the PRC for the repurchase of such H Shares being
granted, the Board to make such corresponding
amendments to the Articles as it thinks fit so as to
reduce the registered capital of the Company and to
reflect the new capital structure of the Company upon
 the exercise of the authority to repurchase any H
Shares of the Company as specified; and file the
amended Articles with the relevant governmental

PROPOSAL #3.: Approve the resignation of Mr. Gong                          ISSUER          YES          FOR               FOR
Guokui from the office of a Non-Executive Director,
conditional upon passing of Resolution 1 as
specified, due to arrangement of his other work
[which is not relating to the Company and its
subsidiaries] with effect from the conclusion of the
EGM; and appoint Mr. Cao Guangfu as a Non-executive
Director with a term commencing on the conclusion of
the EGM to the expiry of the third Board and
authorize the Board on behalf of the Company to
execute necessary documents including service
contract with him and determine his remuneration

PROPOSAL #4.A: Approve the resignation of Mr. Zhu                          ISSUER          YES          FOR               FOR
Xiaoxing from the office of an Executive Director,
conditional upon passing of Resolution 1

PROPOSAL #4B.1: Approve the resignation of Mr. Rong                        ISSUER          YES          FOR               FOR
Gang from the office of a Non-Executive Director

PROPOSAL #4B.II: Approve the resignation of Mr. Sun                        ISSUER          YES          FOR               FOR
Yongtao from the office of a Non-Executive Director

PROPOSAL #4BIII: Approve the resignation of Mr. Liu                        ISSUER          YES          FOR               FOR
Dejun from the office of a Non-Executive Director

PROPOSAL #4BIV: Approve the resignation of Mr. Xia Yi                      ISSUER          YES          FOR               FOR
 from the office of a Non-Executive Director

PROPOSAL #4BV: Approve the resignation of Mr. Song                         ISSUER          YES          FOR               FOR
Jian from the office of a Non-Executive Director

PROPOSAL #5.1: Approve the resignation of Mr. Jing                         ISSUER          YES          FOR               FOR
Gongbin

PROPOSAL #5.2: Approve the resignation of Mr. Zhang                        ISSUER          YES          FOR               FOR
Yakun

PROPOSAL #5.3: Approve the resignation of Ms. Wang                         ISSUER          YES          FOR               FOR
Xiaomin

PROPOSAL #5.4: Approve the resignation of Mr. Zhang                        ISSUER          YES          FOR               FOR
Xin

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRAVELSKY TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     Y8972V101
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Annual Caps as specified                         ISSUER          YES          FOR               FOR
for the transactions contemplated under the airline
services agreement dated 05 NOV 2004 and entered into
 between the Company and Shanghai Airlines Company
Limited for the 10 months ending 31 OCT 2009 as
specified and authorize the Directors of the Company
to take any step as they consider necessary,
desirable or expedient in connection with such Annual

PROPOSAL #2.: Approve the renewal of the agreement                         ISSUER          YES          FOR               FOR
[Renewed Sichuan Airline Services Agreement] dated 14
 NOV 2007 as specified and made between the Company
and Sichuan Airlines Company Limited [Sichuan
Airlines] for a term of 1 year from 01 JAN 2009 to 31
 DEC 2009 in relation to the provision of the
Technology Services [as specified] to Sichuan
Airlines by the Group [as specified] and all the
transactions contemplated thereby; and the Annual
Caps [as specified] for the transactions contemplated
 under the Renewed Sichuan Airline Services Agreement
 for the year ending 31 DEC 2009 as specified;
authorize the Directors of the Company to take any
step as they consider necessary, desirable or
expedient in connection with the Renewed Sichuan
Airline Services Agreement and the transactions

PROPOSAL #3.: Approve the renewal of the agreement                         ISSUER          YES          FOR               FOR
[Renewed Air China Airline Services Agreement] dated
01 DEC 2006 as specified and made between the Company
 and Air China Limited [Air China] for a term of 1
year from 01 JAN 2009 to 31 DEC 2009 in relation to
the provision of the Technology Services [as
specified] to Air China by the Group [as specified]
and all the transactions contemplated thereby; and
the Annual Caps [as specified] for the transactions
contemplated under the Renewed Air China Airline
Services Agreement for the year ending 31 DEC 2009 as
 specified; authorize Directors of the Company to
take any step as they consider necessary, desirable
or expedient in connection with the Renewed Air China
 Airline Services Agreement and the transactions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRAVELSKY TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     Y8972V101
  MEETING DATE:          3/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors: a)                        ISSUER          YES          FOR               FOR
subject to all applicable laws, standards, system
and/or requirements of the governmental or regulatory
 body of securities in the People's Republic of China
 [PRC], The Stock Exchange of Hong Kong Limited
[Stock Exchange] or of any other governmental or
regulatory body, to exercise, whether by a single
exercise or otherwise, all the powers of the Company
to repurchase the overseas listed foreign shares of
RMB 1 each in issue in the share capital of the
Company [H Shares] on the Stock Exchange during the
relevant period; b) the aggregate nominal value of H
Shares authorized to be repurchased pursuant to the
authority during the relevant period shall not exceed
 10% of the aggregate nominal value of H Shares in
issue of the Company as at the date of passing of
this resolution; c) the exercise of the authority
granted under paragraph a) shall be conditional upon:
 i) the passing of a special resolution on the same
terms as the resolution set out in this paragraph
[except for this sub-paragraph [c(i)] at each of the
EGM and the class meeting for holders of domestic
shares of the Company [Domestic Shares], both to be
held on the date of the class meeting for holders of
H Shares as convened by this notice [or on such
adjourned date as may be applicable]; ii) the
approvals of State-owned Assets Supervision and
Administration Commission of the State Council and
State Administration of Foreign Exchange of the PRC
[or their respective successor authorities] and/or
[if appropriate] any other regulatory authorities as
required by the laws, standards and system of the PRC
 being obtained by the Company; and iii) the Company
not being required by any of its creditors to repay
or to provide guarantee in respect of any amount due
to any of them [or if the Company is so required by
any of its creditors, the Company in its absolute
discretion having repaid or provided guarantee in
respect of such amount] pursuant to the notification
procedure as specified in Article 28 of the Articles
of Association [Articles] of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 or the date on which the authority conferred by this
 special resolution]; and authorize the Board subject
 to approval of all relevant governmental authorities
 in the PRC for the repurchase of such H Shares being
 granted, to make such corresponding amendments to
the Articles as it thinks fit so as to reduce the
registered capital of the Company and to reflect the
new capital structure of the Company upon the
exercise of the authority to repurchase any H Shares
of the Company as conferred under paragraph (a)
above; and file the amended Articles with the
relevant governmental authorities of the PRC

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRAVELSKY TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     Y8972V101
  MEETING DATE:          4/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the form and substance of the                        ISSUER          YES          FOR               FOR
agreement [Hainan Airline Services Agreement] dated
20 JAN 2009 and made between the Company and Hainan
Airlines Company Limited [Hainan Airlines] [as
supplemented by the letter dated 26 DEC 2008 issued
by Hainan Airlines to the Company and the letter
dated 20 JAN 2009 issued by the Company to Hainan
Airlines] [as specified] in relation to the provision
 of the technology services [as specified] to Hainan
Airlines and [Da Xin Hua Holding Limited] by the
Group [as specified] and all the transactions
contemplated thereby; the annual Chapter [as
specified] for the transactions contemplated under
the Hainan Airline Services Agreement for the 3 years
 ending 31 DEC 2011 as specified; authorize the
Directors of the Company to take any step as they
consider necessary, desirable or expedient in
connection with the Hainan Airline Services Agreement
 and the transactions contemplated thereby

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRAVELSKY TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     Y8972V101
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors [Board] of the Company for the YE 31 DEC

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve to review the Auditor's report                       ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008 and the audited financial
statements of the Group [i.e. the Company and its
subsidiaries] for the YE 31 DEC 2008

PROPOSAL #4.: Approve the allocation of profit and                         ISSUER          YES          FOR               FOR
distribution of final dividend and special dividend
for the YE 31 DEC 2008

PROPOSAL #5.: Appoint PricewaterhouseCoopers and                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers Zhong Tian CPAs Ltd. Company
as the international and PRC Auditors of the Company,
 respectively, for the YE 31 DEC 2009, and authorize
the Directors of the Company [Directors] to fix the
remuneration thereof

PROPOSAL #6.: Approve the opening of the investment                        ISSUER          YES          FOR               FOR
account [Investment Account] by the Company to
facilitate investment on cash hedging and
appreciation portfolio management with an amount of
RMB 500 million or less in accordance with market
situation and authorize the Board [authorization of
which may be transferred to 3 Executive Directors] to
 apply all procedures as they may consider necessary,
 appropriate, desirable or expedient to sign and/or
execute matters in relation to investment through the
 Investment Account

PROPOSAL #S.7: Authorize the Board, subject to the                         ISSUER          YES        AGAINST           AGAINST
limitations imposed in this resolution and in
accordance with the Listing Rules, the Company Law of
 the PRC, and other applicable Laws and regulations
[in each case as amended from time to time], during
the Relevant Period [as defined in this resolution],
to allot, issue or otherwise deal with new shares on
such terms and conditions the Board may determine and
 that, in the exercise of the powers to allot and
issue shares, the authority of the Board shall
include [without limitation]: i) the determination of
 the class and number of the shares to be allotted;
ii) the determination of the issue price of the new
shares; iii) the determination of the opening and
closing dates of the issue of new shares; iv) the
determination of the class and number of new shares
[if any] to be issued to the existing shareholders;
v) to make or grant offers, agreements and options
which might require the exercise of such powers; and
vi) in the case of an offer or issue of shares to the
 shareholders of the Company, excluding shareholders
who are residents outside the PRC or the Hong Kong
Special Administrative Region of the PRC, on account
of prohibitions or requirements under overseas Laws
or regulations or for some other reasons which the
Board consider expedient; b) upon the exercise of the
 powers granted under this resolution, the Board may
during the Relevant Period [as defined in this
resolution] make or grant offers, agreements and
options which might require the shares relating to
the exercise of the authority thereunder being
allotted and issued after the expiry of the Relevant
Period [as defined in this resolution]; c) the
aggregate nominal amount of the new domestic shares
and new H shares to be allotted or conditionally or
unconditionally agreed to be allotted [whether
pursuant to the exercise of options or otherwise] by
the Board pursuant to the authority granted under
this resolution shall not exceed 20% of the domestic
shares and H shares in issue as at the date of
passing of this resolution respectively; d) the Board
 in exercising the powers granted under this
resolution shall comply with the Company Law of the
PRC, other applicable Laws and regulations of the
PRC, and the Listing Rules [in each case, as amended
from time to time] and [if required] be subject to
the approvals of the China Securities Regulatory
Commission and relevant authorities of the PRC;
[Authority expires the earlier of the 12 months from
the date of passing this resolution or the conclusion
 of the next AGM of the Company]; and subject to the
Listing Committee of The Stock Exchange of Hong Kong
Limited granting or agreeing to grant listing of, and
 permission to deal in, the H shares proposed to be
issued by the Company and [if required] the approval
of the China Securities Regulatory Commission for the
 issue of shares, the Board be and it is hereby
authorized to amend, as they may deem appropriate and
 necessary, the Articles of Association of the
Company to reflect the change in the share capital

PROPOSAL #S.8: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company, subject to this resolution and subject
to all applicable Laws, standards, system and/or
requirements of the Governmental or Regulatory Body
of Securities in the PRC, The Stock Exchange of Hong
Kong Limited [Stock Exchange] or of any other
Governmental or Regulatory Body, to exercise, whether
 by a single exercise or otherwise, all the powers of
 the Company to repurchase the overseas listed
foreign shares of RMB 1 each in issue in the share
capital of the Company [H Shares] on the Stock
Exchange during the Relevant Period [as defined in
this resolution]; the aggregate nominal value of H
Shares authorized to be repurchased pursuant to the
authority granted under this resolution during the
Relevant Period [as defined in this resolution] shall
 not exceed 10% of the aggregate nominal value of H
Shares in issue of the Company as at the date of
passing of this resolution; the exercise of the
authority granted under this resolution shall be
conditional upon: i) the passing of a special
resolution on the same terms as the resolution set
out in this resolution [except for this resolution]
at each of the class meeting for holders of domestic
shares [Domestic Shares] of the Company and the class
 meeting for holders of H Shares, both to be held on
the date of the AGM as convened by this notice [or on
 such adjourned date as may be applicable]; the
approvals of State-owned Assets Supervision and
Administration Commission of the State Council and
State Administration of Foreign Exchange of the PRC
[or their respective successor authorities] and/or
[if appropriate] any other Regulatory Authorities as
required by the Laws, standards and system of the PRC
 being obtained by the Company; and the Company not
being required by any of its creditors to repay or to
 provide guarantee in respect of any amount due to
any of them [or if the Company is so required by any
of its creditors, the Company in its absolute
discretion having repaid or provided guarantee in
respect of such amount] pursuant to the notification
procedure set out in Article 28 of the Articles of
Association [Articles] of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the date on which the authority
conferred by this special resolution is revoked or
varied by a special resolution of the shareholders of
 the Company in any general meeting or by a special
resolution of holders of H Shares or holders of
Domestic Shares at their respective class meetings];
and authorize the Board, subject to approval of all
relevant Governmental Authorities in the PRC, for the
 repurchase of such H Shares being granted to make
such corresponding amendments to the Articles as it
thinks fit so as to reduce the registered capital of
the Company and to reflect the new capital structure
of the Company upon the exercise of the authority to
repurchase any H Shares of the Company as conferred
under this resolution; and file the amended Articles
with the relevant governmental authorities of the PRC

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRAVELSKY TECHNOLOGY LTD
  TICKER:                N/A             CUSIP:     Y8972V101
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Board of Directors: a)                        ISSUER          YES          FOR               FOR
subject to all applicable laws, standards, system
and/or requirements of the governmental or regulatory
 body of securities in the People's Republic of China
 [PRC], The Stock Exchange of Hong Kong Limited
[Stock Exchange] or of any other governmental or
regulatory body, to exercise, whether by a single
exercise or otherwise, all the powers of the Company
to repurchase the overseas listed foreign shares of
RMB 1 each in issue in the share capital of the
Company [H Shares] on the Stock Exchange during the
relevant period; b) the aggregate nominal value of H
Shares authorized to be repurchased pursuant to the
authority during the relevant period shall not exceed
 10% of the aggregate nominal value of H Shares in
issue of the Company as at the date of passing of
this resolution; c) the exercise of the authority
granted under paragraph (a) shall be conditional
upon: i) the passing of a special resolution on the
same terms as the resolution set out in this
paragraph [except for this sub-paragraph [c(i)] at
each of the AGM and the class meeting for holders of
domestic shares of the Company [Domestic Shares],
both to be held on the date of the class meeting for
holders of H Shares as convened by this notice [or on
 such adjourned date as may be applicable]; ii) the
approvals of State-owned Assets Supervision and
Administration Commission of the State Council and
State Administration of Foreign Exchange of the PRC
[or their respective successor authorities] and/or
[if appropriate] any other regulatory authorities as
required by the laws, standards and system of the PRC
 being obtained by the Company; and iii) the Company
not being required by any of its creditors to repay
or to provide guarantee in respect of any amount due
to any of them [or if the Company is so required by
any of its creditors, the Company in its absolute
discretion having repaid or provided guarantee in
respect of such amount] pursuant to the notification
procedure as specified in Article 28 of the Articles
of Association [Articles] of the Company; [Authority
expires the earlier of the conclusion of the next AGM
 or the date on which the authority conferred by this
 special resolution]; and authorize the Board subject
 to approval of all relevant governmental authorities
 in the PRC for the repurchase of such H Shares being
 granted, to make such corresponding amendments to
the Articles as it thinks fit so as to reduce the
registered capital of the Company and to reflect the
new capital structure of the Company upon the
exercise of the authority to repurchase any H Shares
of the Company as conferred under paragraph (a)
above; and file the amended Articles with the
relevant governmental authorities of the PRC

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TREND MICRO INCORPORATED
  TICKER:                N/A             CUSIP:     J9298Q104
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Payment of Accrued Benefits                          ISSUER          YES        AGAINST           AGAINST
associated with Abolition of Retirement Benefit
System for Current Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRUE CORPORATION PUBLIC COMPANY LIMITED
  TICKER:                N/A             CUSIP:     Y3187S100
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the AGM of the                          ISSUER          YES          FOR               FOR
shareholders for the year 2008

PROPOSAL #2.: Approve the reduction of the authorized                      ISSUER          YES          FOR               FOR
 capital of the Company from THB 60,443,878,210 to
THB 53,032,657,500 by canceling 741,122,071 ordinary
shares not yet issued [except shares reserved for the
 exercise of rights under convertible debentures and
non-expired warrants]

PROPOSAL #3.: Amend the Clause 4 of the Memorandum of                      ISSUER          YES          FOR               FOR
 Association of the Company with respect to the
authorized capital of the Company to be in line with
the reduction of the authorized capital

PROPOSAL #4.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
capital of the Company from THB 53,032,657,500 to THB
 153,332,070,330 by issuing 10,029,941,283 new
ordinary shares with a par value of THB 10 each

PROPOSAL #5.: Amend the Clause 4 of the Memorandum of                      ISSUER          YES          FOR               FOR
 Association of the Company with respect to the
authorized capital of the Company to be in line with
the increase of the authorized capital

PROPOSAL #6.: Approve the allotment of new ordinary                        ISSUER          YES          FOR               FOR
shares pursuant to the increase of the authorized
capital

PROPOSAL #7.: Any other business                                           ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRUE CORPORATION PUBLIC COMPANY LIMITED
  TICKER:                N/A             CUSIP:     Y3187S100
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the minutes of the EGM of the                          ISSUER          YES          FOR               FOR
shareholders no. 1/2551

PROPOSAL #2.: Acknowledge the report on the result of                      ISSUER          YES          FOR               FOR
 business operation of the Company for the year 2008

PROPOSAL #3.: Approve the balance sheet and the                            ISSUER          YES          FOR               FOR
profit and loss statements of the Company for the FYE
 31 DEC 2008

PROPOSAL #4.: Approve the dividend payment and the                         ISSUER          YES          FOR               FOR
profit appropriation as a legal reserve from the 2008
 annual results

PROPOSAL #5.1: Elect Mr. Dhanin Chearavanont as a                          ISSUER          YES          FOR               FOR
Director to replace the Directors who retire by
rotation

PROPOSAL #5.2: Elect Mr. Vitthya Vejjajiva as a                            ISSUER          YES          FOR               FOR
Director to replace the Directors who retire by
rotation

PROPOSAL #5.3: Elect Dr. Kosol Petchsuwan as a                             ISSUER          YES          FOR               FOR
Director to replace the Directors who retire by
rotation

PROPOSAL #5.4: Elect Mr. Joti Bhokavanij as a                              ISSUER          YES          FOR               FOR
Director to replace the Directors who retire by

PROPOSAL #5.5: Elect Mr. Suphachai Chearavanont as a                       ISSUER          YES          FOR               FOR
Director to replace the Directors who retire by
rotation

PROPOSAL #5.6: Elect Mr. Chatchaval Jiaravanon as a                        ISSUER          YES          FOR               FOR
Director to replace the Directors who retire by
rotation

PROPOSAL #6.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR

PROPOSAL #7.: Appoint the Company's Auditors and                           ISSUER          YES          FOR               FOR
approve to determine the Auditors' remuneration for
the year 2009

PROPOSAL #8.: Other business [if any]                                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TRUWORTHS INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     S8793H130
  MEETING DATE:          11/6/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Group and the                          ISSUER          YES          FOR               FOR
Company audited annual financial statements for the
period ended 29 JUN 2008

PROPOSAL #2.1: Re-elect Mr. M.S. Mark as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation at the AGM

PROPOSAL #2.2: Re-elect Mr. R.G. Dow as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who retires by rotation at the AGM

PROPOSAL #2.3: Re-elect Mr. H. Saven as a Director of                      ISSUER          YES          FOR               FOR
 the Company, who retires by rotation at the AGM

PROPOSAL #3.: Approve to renew the Directors' general                      ISSUER          YES          FOR               FOR
 authority, which shall be limited in aggregate to
10% of the Company's shares in issue at 29 JUN 2008,
over both the unissued shares and the repurchased
shares of the Company until the following AGM; this
general authority shall include the power to allot or
 to sell as the case may be such shares for cash
subject to the provisions of the Companies Act [the
Act] and the JSE's Listings Requirements, in
particular this resolution which if passed would
constitute a waiver by Members of their pre-emptive
rights, is subject to not less than 75% of the votes
of all members entitled to vote and in attendance or
represented at the meeting being cast in favor and is
 further subject to paragraphs 5.52 and 11.22 of such
 Requirements which provide as follows: such shares
may only be issued or sold as the case may be to
public shareholders as defined in such Requirements
and not to related parties; such shares may not in
any 1 FY in the aggregate exceed 15% of the Company's
 issued shares the number that may be issued or sold
as the case may be being determined in accordance
with subparagraph 5.52 [c] of such Requirements; and
the maximum discount at which such shares may be
issued or sold as the case may be is 10% of the
weighted average traded price of such shares on the
JSE over the 30 business days preceding the date of
determination of the issue or selling price as the
case may be; after the Company has issued shares in
terms of this general authority representing on
cumulative basis within a financial year 5% or more
of the number of shares in issue prior to that issue,
 the company will publish an announcement containing
full details of the issue including: the number of
shares issued; the average discount to the weighted
average traded price of the shares over the 30
business days prior to the date that the price of the
 issue was determined or agreed by the Directors; and
 the effects of the issue on the net asset value per
share net tangible asset value per share earnings per
 share headline earnings per share and diluted

PROPOSAL #S.4: Approve, a general approval                                 ISSUER          YES          FOR               FOR
contemplated in the Act, the acquisition from time to
 time, either by the Company itself or by its
subsidiaries, of the Company's issued shares and
including the acquisition by the Company of any of
its issued shares held by its subsidiaries, upon such
 terms and conditions and in such amounts as the
Directors of the Company may from time to time
decide, subject however to the provisions of the Act
and the Listings Requirements of the JSE relating to
general repurchases of shares, it being recorded that
 it is currently required that general repurchases of
 a Company's shares can be made only if: a) the
Company and its subsidiaries are enabled by their
articles to acquire such shares; b) the Company and
its subsidiaries are authorized by their Members in
terms of special resolutions taken at general
meetings, to make such general repurchases,
[Authority expires the earlier of the conclusion of
the next AGM or 15 months]; c) such repurchases are
effected through the order book operated by the JSE
trading system and without any prior understanding or
 arrangement between the Company and a counterparty,
unless the JSE otherwise permits; d) such repurchases
 are limited to a maximum of 20% per FY of the
Company's issued shares of that class at the time the
 aforementioned authorization is given, a maximum of
10% in aggregate of the Company's issued shares that
may have been repurchased being capable of being held
 by subsidiaries of the Company; e) such repurchases
are made at a price no greater than 10% above the
weighted average market price of the Company's shares
 traded on the JSE over the 5 business days
immediately preceding the date on which the
transaction is effect; f) at any point in time, the
Company appoints only one agent to effect any
repurchase on the Company's behalf; g) the Company
may only undertake such repurchases if thereafter it
still complies with the JSE's Listings Requirements
concerning shareholder spread; h) such repurchases
are not effected during prohibited periods as defined

PROPOSAL #5.: Re-appoint Ernst & Young Inc, as the                         ISSUER          YES          FOR               FOR
Independent External Auditors in respect of the audit
 of the Group's and the Company's annual financial
statements for the period ending 28 JUN 2009 and
their fees be determined by Group's Audit Committee

PROPOSAL #6.: Approve the fees of the Non-Executive                        ISSUER          YES          FOR               FOR
Directors for the period ended 29 JUN 2008

PROPOSAL #7.1: Approve the fees of the Non-Executive                       ISSUER          YES          FOR               FOR
Chairman for the period ended 28 JUN 2009 as ZAR
320,000

PROPOSAL #7.2: Approve the fees of the Non-Executive                       ISSUER          YES          FOR               FOR
Directors for the period ended 28 JUN 2009 as ZAR
150,000

PROPOSAL #7.3: Approve the fees of the Audit                               ISSUER          YES          FOR               FOR
Committee Chairman for the period ended 28 JUN 2009

PROPOSAL #7.4: Approve the fees of the Audit                               ISSUER          YES          FOR               FOR
Committee Members for the period ended 28 JUN 2009 as

PROPOSAL #7.5: Approve the fees of the Remuneration                        ISSUER          YES          FOR               FOR
Committee Chairman for the period ended 28 JUN 2009
as ZAR 60,000

PROPOSAL #7.6: Approve the fees of the Remuneration                        ISSUER          YES          FOR               FOR
Committee Member for the period ended 28 JUN 2009 as
ZAR 45,000

PROPOSAL #7.7: Approve the fees of the Risk Committee                      ISSUER          YES          FOR               FOR
 Member for the period ended 28 JUN 2009 as ZAR 30,000

PROPOSAL #7.8: Approve the fees of the Non-Executive                       ISSUER          YES          FOR               FOR
Committee Chairman for the period ended 28 JUN 2009
as ZAR 20,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TSINGTAO BREWERY LTD
  TICKER:                N/A             CUSIP:     Y8997D102
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors of the Company

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee of the Company

PROPOSAL #3.: Approve the 2008 financial statements                        ISSUER          YES          FOR               FOR
[audited] of the Company

PROPOSAL #4.: Approve to determine the 2008 Profit                         ISSUER          YES          FOR               FOR
Distribution Proposal [including dividend

PROPOSAL #5.: Re-appoint PricewaterhouseCoopers Zhong                      ISSUER          YES          FOR               FOR
 Tian Certified Public Accountants Limited Company as
 the Company's Domestic Auditors and
PricewaterhouseCoopers, Hong Kong as it's
International Auditors for the year of 2009, and
authorize the Board of Directors to fix their
remuneration

PROPOSAL #6.: Approve to publish or provide Corporate                      ISSUER          YES          FOR               FOR
 communications to the holders of H Shares of the
Company's website under the prerequisite that the
Laws, regulations and listing rules of the places of
listing of the Company will not be contravened

PROPOSAL #7.: Approve the remuneration proposal for                        ISSUER          YES          FOR               FOR
the Executive Directors of the sixth Board of

PROPOSAL #8.: Approve and ratify the Distribution                          ISSUER          YES          FOR               FOR
Agreement dated 22 APR 2009 [the Distribution
Agreement] entered into between the Company and
[Yantai Beer Tsingtao Asahi Company Limited] [Yantai
Beer] in relation to the grant of the sole
distribution rights to the Company for distribution
of all products produced by Yantai Beer and the
transactions contemplated thereunder, the proposed
annual caps in respect of the transactions
contemplated under the Distribution Agreement for
each of the 3 FYE 31 DEC 2011; and authorize Mr. Sun
Mingbo, an Executive Director of the Company, to
sign, seal, execute all such other documents and
agreements and do all such acts or things as he may
in his absolute discretion consider to be necessary,
desirable, appropriate or expedient to implement or
give effect to the Distribution Agreement, the annual
 caps and the transaction contemplated thereunder
including agreeing and making any modifications,
amendments, waivers, variations or extensions of the
Distribution Agreement, the annual caps and the
transactions contemplated thereunder

PROPOSAL #S.9: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Tsingtao Brewery Company Limited [Amendments to
the Articles of Association], and authorize the Board
 of Directors of the Company at the AGM to make
appropriate amendments to the wordings and do such
other things as necessary in respect of the
amendments to the Articles of Association pursuant to
 the requests of the relevant regulatory authorities
and the requirements of the Rules Governing the
Listing of Securities on The Stock Exchange of Hong
Kong Limited in the course of filing the Articles of
Association with such regulatory authorities after
the passing of the Amendments to the Articles of
Association at the AGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TSUMURA & CO.
  TICKER:                N/A             CUSIP:     J93407120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Appoint a
Supplementary Corporate Auditor

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Substitute Corporate Auditor                        ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TUI AG
  TICKER:                N/A             CUSIP:     D8484K166
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2008 FY with the
 report of the Supervisory Board, the group financial
 statements and annual report, and the report
pursuant to Sections 289[4] and 315[4] of the German

PROPOSAL #2.: No resolution on the distributable                           ISSUER          NO           N/A               N/A
profit due to the Company's breakeven result for the
2008 FY, based on a net loss for the year of EUR
1,528,644,030.24 offset by t he transfer of EUR
24,775,821.65 from the capital reserve

PROPOSAL #3.: Ratification of the Acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the Acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Resolution on the change of the FY to                        ISSUER          NO           N/A               N/A
the period from 01 OCT to 30 SEP, and the
corresponding amendments to the Articles of

PROPOSAL #6.: Resolution on a new authorization to                         ISSUER          NO           N/A               N/A
issue bonds or profit-sharing rights, the creation of
 contingent capital, and the corresponding amendments
 to the Articles of Association, the Board of
Managing Directors shall be authorized, with the
consent of the Supervisory Board, to issue bonds,
profit sharing rights, and/or income bonds of up to
EUR 1,000,000,000, conferring a conversion or option
right for new shares of the Company, on or before 12
MAY 2014, Shareholders shall be granted subscription
rights, except for residual amounts, for the granting
 of such rights to other bondholders, for the issue
of bonds at a price not materially below their
theoretical market value, and for the issue of bonds
for acquisition purposes, the Company's share capital
 shall b e increased by up to EUR 100,000,000 through
 the issue of up to 39,116,600 new registered shares,
 insofar as conversion or option rights are exercised

PROPOSAL #7.: Authorization to acquire own shares,                         ISSUER          NO           N/A               N/A
the company shall be authorized to acquire own shares
 of up to 10% of its share capital, at a price not
deviating more than 10% from the market price, on or
before 12 NOV 2010, the Board of Managing Directors
shall be authorized to retire the shares, to dispose
of the shares in a manner other than the stock
exchange or a rights offering if they are sold at a
price not materially below their market price, and to
 use the shares for acquisition purposes or to
satisfy con version and option rights

PROPOSAL #8.: Authorization to use derivatives for                         ISSUER          NO           N/A               N/A
own share acquisition; the company shall be
authorized to use call and put options within the

PROPOSAL #9.: Appointment of auditors for the current                      ISSUER          NO           N/A               N/A
 FY: PricewaterhouseCoopers AG, Hanover

PROPOSAL #10.: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Mustapha Bakkoury, Peter Barrenstein, the shareholder
 Monteray Enterprises Ltd has put forth the following
 additional items for resolution

PROPOSAL #11.: Removal of Dr. Juergen Krumnow from                         ISSUER          NO           N/A               N/A
the Supervisory Board, the Supervisory Board
recommends rejecting this motion

PROPOSAL #12.: Removal of Dr. H.C. Abel Matutes Juan                       ISSUER          NO           N/A               N/A
from the Supervisory Board The Supervisory Board
recommends rejecting this motion

PROPOSAL #13.: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
John Fredriksen, Tor Olav Troim

PROPOSAL #14.: Appointment of a special Auditor to                         ISSUER          NO           N/A               N/A
assess whether the remuneration awarded to the
chairman of the Board of Managing Directors is
reasonable and to review the remuneration report

PROPOSAL #15.: Appointment of a Special Auditor to                         ISSUER          NO           N/A               N/A
examine whether the company acted in accordance with
its duties in publishing inside information and
holding follow-up negotiations in connection with
sale of Hapag-Lloyd AG

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TULLOW OIL PLC
  TICKER:                N/A             CUSIP:     G91235104
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Company's annual                       ISSUER          YES          FOR               FOR
accounts for the FYE 31 DEC 2008 and the associated
reports of the Directors and the Auditors

PROPOSAL #2.: Declare a final dividend of 4.0p per                         ISSUER          YES          FOR               FOR
ordinary share for the FYE 31 DEC 2008

PROPOSAL #3.: Receive and approve the Directors'                           ISSUER          YES          FOR               FOR
remuneration report for the FYE 31 DEC 2008

PROPOSAL #4.: Elect Mr. Ann Grant as a Director                            ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect Mr. Ian Springett as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Paul McDade as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Patrick Plunkett as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #8.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR
 of the Company until the conclusion of the next AGM
of the Company and authorize the Directors of the
Company to determine their remuneration

PROPOSAL #9.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital of the Company from GBP 100,000,000 to
GBP 110,000,000 by the creation of an additional
100,000,000 ordinary shares of 10p each having the
rights attached to the ordinary shares of 10p each
set out in the Articles of Association of the Company
 and ranking pari passu in all respects with the
existing ordinary shares of 10p each in the capital
of the Company

PROPOSAL #10.: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for any existing authority, for the
purpose of Section 80 of the Companies Act 1985 [the
Act], to allot relevant securities [within the
meaning of that Section] up to an aggregate nominal
amount of GBP 26,693,653; [Authority expires the
earlier at the conclusion of the next AGM in 2010 or
on 30 JUN 2010]; and the Directors may allot relevant
 securities after the expiry of this authority in
pursuance of such an offer or agreement
notwithstanding that the authority conferred by this

PROPOSAL #S.11: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of the Resolution 10, pursuant to Section
 95 of the Companies Act 1985 [as amended] [the Act],
 in substitution for any existing power under Section
 95 of the Act, but without prejudice to the exercise
 of any such power prior to the date hereof, to allot
 equity securities [Section 94(2) to Section 94(3A)
of the Act] for cash, pursuant to the authority under
 the Section 80 of the Act conferred on the Directors
 by Resolution 10, disapplying the statutory pre-
emption rights [Section 89(1) of the Act], provided
that this power shall be limited to the allotment of
equity securities: a) in connection with or pursuant
to a rights issue, open offer or any other offer or
issue of such securities in favor of ordinary
shareholders; b) up to an aggregate nominal amount of
 GBP 4,004,047; [Authority expires the earlier at the
 conclusion of the next AGM in 2010 or on 30 JUN
2010]; and the Directors may allot equity securities
after the expiry of this authority in pursuance of
such an offer or agreement made prior to such expiry;
 this power applies to in relation to sale of shares
which is an allotment of equity securities by virtue
of Section 94(3A) of the Act as if in this resolution
 the words 'pursuant to the authority under Section
80 of the Act conferred on the Directors by
Resolution 10 were omitted

PROPOSAL #S.12: Authorize the Company to hold general                      ISSUER          YES          FOR               FOR
 meetings [other than an annual general meetings] on
no less than 14 Clear Days notice; and [Authority
expires at the conclusion of the AGM of the Company
held in 2010 or 30 JUN 2010]

PROPOSAL #S.13: Amend, with effect from 12.01 a.m. on                      ISSUER          YES          FOR               FOR
 01 OCT 2009: the Articles of Association of the
Company by deleting all of the provisions of the
Company's Memorandum of Association which, by virtue
of Section 28 of the Companies Act 2006, are to be
treated as part of the Company's Articles of
Association; the Articles of Association of the
Company by deleting all provisions referred to in
Paragraph 42 of Schedule 2 of the Companies Act 2006
[Commencement No.8 Transitional Provisions and
Savings] Order 2008 [Statutory Instrument 2008
No.2860]; and the Articles of Association of the
Company produced at the meeting, market 'A' and
initialed by the Chairman of the purposes of
identification, be adopted as the Articles of
Association of the Company in substitution for, and
to the exclusion of the Articles of Association of
the Company existing at that date

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURK OTOMOBIL FABRIKASI A S
  TICKER:                N/A             CUSIP:     M87892101
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Presidential Board                     ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve the activities and accounts of                       ISSUER          NO           N/A               N/A
2008, the reading and deliberation of the Board of
Directors and the Auditors reports, the brief
Independent Auditing report by the Independent
Auditing Company, namely Guney Bagimsiz Denetim Ve
Serbest Muhasebeci Mali Musavirlik A.S., the
acceptance, acceptance through modification or
rejection of the recommendation by the Board of
Directors concerning the balance sheet and income
table for 2008

PROPOSAL #3.: Approve the changes made within the                          ISSUER          NO           N/A               N/A
Board of Directors as per the 315th Article of the
Turkish Commercial Law

PROPOSAL #4.: Approve the absolving of the members of                      ISSUER          NO           N/A               N/A
 the Board of Directors and the Auditors for the
Companys activities in 2008

PROPOSAL #5.: Approve the acceptance, acceptance                           ISSUER          NO           N/A               N/A
through modification or rejection of the
recommendation by the Board of Directors concerning
the distribution of the income of 2008

PROPOSAL #6.: Approve to provide information on the                        ISSUER          NO           N/A               N/A
profit distribution policies for 2009 and the
following years as per the principles of Corporate
Management

PROPOSAL #7.: Approve the election by the Board of                         ISSUER          NO           N/A               N/A
Directors, upon the Auditing Committees
recommendation, of the Independent External Auditing
institution as per the communique on Independent
Auditing Standards in capital markets published by
the Capital Markets Board

PROPOSAL #8.: Approve the framework of the communique                      ISSUER          NO           N/A               N/A
 published by the capital markets Board serial IV,
No: 41, providing information on the evaluation
reports that are prepared due to operations conducted
 with the relevant parties

PROPOSAL #9.: Amend drafts on 9th and 17th Articles                        ISSUER          NO           N/A               N/A
of the Articles of Association on the condition to
have the necessary approvals obtained from the
Capital Markets Board and the ministry of industry

PROPOSAL #10.: Approve to inform the general Board on                      ISSUER          NO           N/A               N/A
 the donations made in 2008 by the Company to
charities and associations for social aid purposes

PROPOSAL #11.: Re-elect or replace the Auditors whose                      ISSUER          NO           N/A               N/A
 tenures have expired

PROPOSAL #12.: Approve to determine the monthly gross                      ISSUER          NO           N/A               N/A
 wages of the Chairman and the Members of the Board
of Directors and the Auditors

PROPOSAL #13.: Authorize the Members of the Board of                       ISSUER          NO           N/A               N/A
Directors, as per the 334th and the 335th Articles of
 the Turkish Commercial Law, to conduct the business
that fall within the scope of the Company personally
or in the name of others, to be sharers in Companies
conducting such businesses and to conduct other
operations on the condition not to be employed with
the titles of Board of Directors Member, Director or
employee for third parties or Companies that engage
in the trade business on motor vehicles other than
those manufactured by the fiat group or under the
license thereof

PROPOSAL #14.: Authorize the Presidential Board to                         ISSUER          NO           N/A               N/A
sign the minutes of the general Board in the name of
the shareholders and to be settled for this

PROPOSAL #15.: Wishes and Opinions                                         ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURK TELEKOMUNIKASYON
  TICKER:                N/A             CUSIP:     Y90033104
  MEETING DATE:          11/14/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the Assembly and elect the                        ISSUER          NO           N/A               N/A
Chairmanship

PROPOSAL #2.: Authorize the Chairmanship to sign the                       ISSUER          NO           N/A               N/A
minutes of the Assembly

PROPOSAL #3.: Ratify the mid-term elections for the                        ISSUER          NO           N/A               N/A
vacated Board memberships in accordance with the
Article 315 of the Turkish Trade Code and Board of
Directors' resolution dated 30 JUL 2008, and ratify
the new memberships of the Board members to be
effected as of the election date

PROPOSAL #4.: Elect the members of the Board of                            ISSUER          NO           N/A               N/A
Directors and the Auditors

PROPOSAL #5.: Wishes and suggestions                                       ISSUER          NO           N/A               N/A

PROPOSAL #6.: Closing                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURK TELEKOMUNIKASYON
  TICKER:                N/A             CUSIP:     Y90033104
  MEETING DATE:          2/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and formation of the Council                         ISSUER          NO           N/A               N/A

PROPOSAL #2.: Authorize the Council for signing the                        ISSUER          NO           N/A               N/A
minutes of the assembly and list of attendants

PROPOSAL #3.: Grant authority to the person to be                          ISSUER          NO           N/A               N/A
appointed by Board of Directors and to the Board of
Directors itself, who will be in charge of
acquisition of Companies during the year 2009 up and
until total value of 1.000.000.000 US Dollars in line
 with Section G item 6 of Article 21th of the

PROPOSAL #4.: Wishes                                                       ISSUER          NO           N/A               N/A

PROPOSAL #5.: Closure                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURK TELEKOMUNIKASYON
  TICKER:                N/A             CUSIP:     Y90033104
  MEETING DATE:          5/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and election of the                                  ISSUER          NO           N/A               N/A
Presidential Board

PROPOSAL #2.: Approve to delegate authority to                             ISSUER          NO           N/A               N/A
Chairmanship to sign the minutes of the meeting

PROPOSAL #3.: Approve the concerning of activities                         ISSUER          NO           N/A               N/A
and accounts of 2008, the reading and deliberation of
 the Board of Directors, Auditors and Independent
Auditors report

PROPOSAL #4.: Approve the balance sheet and income                         ISSUER          NO           N/A               N/A
statements for the year

PROPOSAL #5.: Approve to decide the offsetting the                         ISSUER          NO           N/A               N/A
losses of the Company from reserve funds and showing
this accounting in the financial statements of the
year 2009

PROPOSAL #6.: Approve to decide on the profit                              ISSUER          NO           N/A               N/A
distribution proposal of the Board of Directors

PROPOSAL #7.: Approve the absolving Board Members and                      ISSUER          NO           N/A               N/A
 Auditors

PROPOSAL #8.: Approve the decision on the Independent                      ISSUER          NO           N/A               N/A
 Auditing firm

PROPOSAL #9.: Approve to present the information to                        ISSUER          NO           N/A               N/A
the shareholders about the profit distribution

PROPOSAL #10.: Approve to present the information to                       ISSUER          NO           N/A               N/A
the general assembly about the information policy

PROPOSAL #11.: Approve to present the information to                       ISSUER          NO           N/A               N/A
the general assembly about the donations and
contributions

PROPOSAL #12.: Approve to present the information                          ISSUER          NO           N/A               N/A
about the processes with concerned parties

PROPOSAL #13.: Authorize the Board Members according                       ISSUER          NO           N/A               N/A
to the Articles 334 and 335 of the Turkish Commercial
 Code

PROPOSAL #14.: Wishes and closure                                          ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURKCELL ILETISIM HIZMETLERI  A S
  TICKER:                N/A             CUSIP:     M8903B102
  MEETING DATE:          1/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Presidency Board                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Authorize the Presidency Board to sign                       ISSUER          NO           N/A               N/A
the minutes of the meeting

PROPOSAL #3.: Amend the Article 3 of the Articles of                       ISSUER          NO           N/A               N/A
Association of the Company, titled purpose and
subject matter

PROPOSAL #4.: Wishes and hopes                                             ISSUER          NO           N/A               N/A

PROPOSAL #5.: Closing                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURKCELL ILETISIM HIZMETLERI  A S
  TICKER:                N/A             CUSIP:     M8903B102
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Presidency Board                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Authorize the Presidency Board to sign                       ISSUER          NO           N/A               N/A
the minutes of meeting

PROPOSAL #3.: Approve the annual reports of the Board                      ISSUER          NO           N/A               N/A
 of Director, the Auditors and the summary of the
Independent Audit Firm's report relating to FY 2008

PROPOSAL #4.: Approve the balance sheet and the                            ISSUER          NO           N/A               N/A
profits/loss statements relating to FY 2008

PROPOSAL #5.: Approve to release the Board Members                         ISSUER          NO           N/A               N/A
and the Auditors from activities and operations of
the Company in year 2008

PROPOSAL #6.: Elect the Board of Directors Members                         ISSUER          NO           N/A               N/A
for a period of 3 years and approve to determine
their remuneration

PROPOSAL #7.: Elect the Auditors for a period of 1                         ISSUER          NO           N/A               N/A
year and approve to determine their remuneration

PROPOSAL #8.: Approve the decision on the Board of                         ISSUER          NO           N/A               N/A
Directors proposal concerning the distribution of
profit for year 2008

PROPOSAL #9.: Approve to inform the general assembly                       ISSUER          NO           N/A               N/A
regarding the donations made in the year 2008

PROPOSAL #10.: Elect the Independent Audit Firm                            ISSUER          NO           N/A               N/A
realized by the Board of Directors in accordance with
 the Article 14 of the regulation concerning the
Independent External Audit in capital markets which
is published by the capital markets Board

PROPOSAL #11.: Approve to permitting the Board                             ISSUER          NO           N/A               N/A
Members to, directly or on behalf of others, be
active in areas falling within or outside the scope
of the Companys and to participate in Companies
operating in the same business and to perform other
acts in compliance with Articles 334 and 335 of the
Turkish Commercial Code

PROPOSAL #12.: Wishes and hopes                                            ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURKIYE GARANTI BANKASI A S
  TICKER:                N/A             CUSIP:     M4752S106
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and formation of the Board of                        ISSUER          NO           N/A               N/A
Presidency

PROPOSAL #2.: Authorize the Board of Presidency for                        ISSUER          NO           N/A               N/A
the execution of the minutes of the meeting

PROPOSAL #3.: Receive the annual report and the                            ISSUER          NO           N/A               N/A
Auditors reports

PROPOSAL #4.: Approve the balance sheet, profit and                        ISSUER          NO           N/A               N/A
loss accounts and dividend distribution

PROPOSAL #5.: Appoint the Members of Board of                              ISSUER          NO           N/A               N/A
Directors in order to fulfill the residual term of
positions of Members vacated during the year

PROPOSAL #6.: Approve to release of Members of the                         ISSUER          NO           N/A               N/A
Board of Directors and the Auditors

PROPOSAL #7.: Elect the Members of the Board of                            ISSUER          NO           N/A               N/A
Directors and the Auditors

PROPOSAL #8.: Approve to determine the remuneration                        ISSUER          NO           N/A               N/A
of the Members of the Board of Directors and the

PROPOSAL #9.: Approve the charitable donations                             ISSUER          NO           N/A               N/A

PROPOSAL #10.: Grant authority for the Members of the                      ISSUER          NO           N/A               N/A
 Board of Directors to do business with the bank in
accordance with Articles 334 and 335 of Turkish
Commercial Code

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURKIYE HALK BANKASI A.S. (HALKBANK)
  TICKER:                N/A             CUSIP:     M9032A106
  MEETING DATE:          4/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Chairmanship                           ISSUER          NO           N/A               N/A

PROPOSAL #2.: Authorize the Chairmanship to sign the                       ISSUER          NO           N/A               N/A
minutes of the assembly

PROPOSAL #3.: Approve the Board of Directors'                              ISSUER          NO           N/A               N/A
activity report, the Auditors' report and the
Independent External Auditing Company's report as well

PROPOSAL #4.: Ratify the balance sheet and profit and                      ISSUER          NO           N/A               N/A
 loss statement of FY 2008

PROPOSAL #5.: Grant discharge to the Board Members                         ISSUER          NO           N/A               N/A
and the Auditors, separately

PROPOSAL #6.: Approve to determine the remuneration                        ISSUER          NO           N/A               N/A
for the Members of the Board of Directors and the
Auditors

PROPOSAL #7.: Approve to give the information to the                       ISSUER          NO           N/A               N/A
general assembly about donations granted across the
year

PROPOSAL #8.: Wishes and closing                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURKIYE IS BANKASI A S
  TICKER:                N/A             CUSIP:     M8933F115
  MEETING DATE:          3/31/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the assembly, elect the                           ISSUER          NO           N/A               N/A
Chairmanship and grant authority for the Chairmanship
 to sign the minutes of the assembly

PROPOSAL #2.: Receive the Board of Directors activity                      ISSUER          NO           N/A               N/A
 report, Auditors report as well as of the
Independent External Auditing Company's report

PROPOSAL #3.: Ratify the balance sheet and profit and                      ISSUER          NO           N/A               N/A
 loss statement of year 2008

PROPOSAL #4.: Grant discharge of the Board Members                         ISSUER          NO           N/A               N/A
for the activities and accounts of year 2008

PROPOSAL #5.: Grant discharge of the Auditors for the                      ISSUER          NO           N/A               N/A
 activities and accounts of year 2008

PROPOSAL #6.: Approve to determine the way and of the                      ISSUER          NO           N/A               N/A
 date of distribution of profits

PROPOSAL #7.: Ratify the mid term election for the                         ISSUER          NO           N/A               N/A
vacated Board Membership

PROPOSAL #8.: Approve to determine remuneration for                        ISSUER          NO           N/A               N/A
the Members of the Board of Directors

PROPOSAL #9.: Elect the Auditors                                           ISSUER          NO           N/A               N/A

PROPOSAL #10.: Approve the determine of remuneration                       ISSUER          NO           N/A               N/A
for the Auditors

PROPOSAL #11.: Approve the informing to shareholders                       ISSUER          NO           N/A               N/A
about donations granted across the year

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURKIYE PETROL RAFINERILERI A  S
  TICKER:                N/A             CUSIP:     M8966X108
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Presiding                              ISSUER          NO           N/A               N/A
Committee of the general assembly meeting AGM

PROPOSAL #2.: Approve, the reading and deliberations                       ISSUER          NO           N/A               N/A
on the Board of Directors report, Auditors report and
 the Independent Audit report of the Independent
External Audit Company Basaran Nas Bagimsiz Denetim
Ve Ser Best Muhasebeci Mali Musavirlik A.S a Member
of PricewaterhouseCoopers, on the activities and
accounts of the year 2008; the Board of Directors
proposal about the balance sheet and the income
statement of the year 2008; after modification or
rejection of the dividend distribution

PROPOSAL #3.: Approve the changes in the Membership                        ISSUER          NO           N/A               N/A
of the Board of Directors in the year 2008, in
accordance with Turkish Commercial Law, Article 315

PROPOSAL #4.: Grant discharge from liability of the                        ISSUER          NO           N/A               N/A
Members of the Board of Directors and the Auditors in
 respect of the duties performed during the year 2008

PROPOSAL #5.: Approve the replacement or re-elect the                      ISSUER          NO           N/A               N/A
 Board of Directors Members whose term of office has
expired

PROPOSAL #6.: Approve the replacement or re-elect the                      ISSUER          NO           N/A               N/A
 Auditors whose term of office has expired

PROPOSAL #7.: Approve the determination of the                             ISSUER          NO           N/A               N/A
monthly gross compensation of the Chairman, Members
of the Board and the Auditors

PROPOSAL #8.: Approve, the modification or refuse the                      ISSUER          NO           N/A               N/A
 year 2008 profit distribution and dividend date
proposal of the Board of Directors

PROPOSAL #9.: Approve to inform our shareholders                           ISSUER          NO           N/A               N/A
about the Company dividend policy in accordance with
the principles of Corporate Governance

PROPOSAL #10.: Authorize the Board of Directors,                           ISSUER          NO           N/A               N/A
within the frame of the Article 38 of the Articles of
 Association, about the advance payment of the
dividend distribution, the capital market Law
Article15 and regarding of the relevant regulation

PROPOSAL #11.: Approve the presentation of                                 ISSUER          NO           N/A               N/A
information to the general assembly about the
donations and the support provided by our Company to
foundations and associations in 2008 with the purpose
 of social responsibility

PROPOSAL #12.: Approve, the Independent Audit Firm                         ISSUER          NO           N/A               N/A
selected by the Board of Directors for the Auditing
of our Company's activities and accounts in the year
2009, on proposal of the Auditing Committee, in
accordance with the regulations concerning
Independent Auditing in the capital market

PROPOSAL #13.: Approve within the frame of the                             ISSUER          NO           N/A               N/A
Capital Markets Board, Communique IV, No 41, to
inform about transactions with the related parties

PROPOSAL #14.: Approve, having the required                                ISSUER          NO           N/A               N/A
permission from the Ministry of Industry and trade,
the changes of the text which is related to the
Articles 10 and 26, in the Articles of Association

PROPOSAL #15.: Authorize the Board of Members, in                          ISSUER          NO           N/A               N/A
accordance with the Commercial Law Article 334 and
335, to perform business activities within the fields
 of activity of the Company by himself or on the
behalf of others and to be a partner in any Company
performing similar activities and to make other
transactions

PROPOSAL #16.: Authorize the Presiding Committee to                        ISSUER          NO           N/A               N/A
sign the meeting minutes of the general assembly

PROPOSAL #17.: Requests                                                    ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TURKIYE VAKIFLAR BANKASI TAO
  TICKER:                N/A             CUSIP:     M9037B109
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the assembly and elect the                        ISSUER          NO           N/A               N/A
Chairmanship

PROPOSAL #2.: Authorize the Chairmanship in order to                       ISSUER          NO           N/A               N/A
sign the minutes of the assembly

PROPOSAL #3.: Approve the Board of Directors'                              ISSUER          NO           N/A               N/A
activity report, Auditors' report and Independent
Auditing Company's report

PROPOSAL #4.: Ratify the balance sheet and profit &                        ISSUER          NO           N/A               N/A
loss statement of 2008

PROPOSAL #5.: Grant discharge to the Board Members                         ISSUER          NO           N/A               N/A
for the activities and accounts of 2008

PROPOSAL #6.: Grant discharge to the Auditors for the                      ISSUER          NO           N/A               N/A
 activities and accounts of 2008

PROPOSAL #7.: Approve the Board of Directors'                              ISSUER          NO           N/A               N/A
proposal concerning distribution of 2008's profit

PROPOSAL #8.: Approve to give information to the                           ISSUER          NO           N/A               N/A
general assembly about our bank's policies on
distribution of profit for 2009 and subsequent years

PROPOSAL #9.: Approve to re-new the elections for the                      ISSUER          NO           N/A               N/A
 Memberships of the Board of Directors

PROPOSAL #10.: Approve to re-new the elections for                         ISSUER          NO           N/A               N/A
the Memberships of the Board of Auditors

PROPOSAL #11.: Approve to determine the remuneration                       ISSUER          NO           N/A               N/A
for the Members of the Board of Directors and the
Auditors

PROPOSAL #12.: Ratify the election of Independent                          ISSUER          NO           N/A               N/A
External Auditing Company in accordance with the
related regulation of the Capital Market Board

PROPOSAL #13.: Approve to give information about the                       ISSUER          NO           N/A               N/A
donations given across the year

PROPOSAL #14.: Wishes and suggestions                                      ISSUER          NO           N/A               N/A

PROPOSAL #15.: Closing                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TV ASAHI CORPORATION
  TICKER:                N/A             CUSIP:     J93646107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Allow Use of Electronic Systems for Public
Notifications

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TVN S.A., WARSZAWA
  TICKER:                N/A             CUSIP:     X9283W102
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Acknowledge the proper convening of the                      ISSUER          NO           N/A               N/A
 meeting and its ability to adopt resolutions

PROPOSAL #4.: Approve to accept the agenda                                 ISSUER          NO           N/A               N/A

PROPOSAL #5.: Elect the Scrutiny Commission                                ISSUER          NO           N/A               N/A

PROPOSAL #6.: Adopt the resolution on buying own                           ISSUER          NO           N/A               N/A
shares for cancellation

PROPOSAL #7.: Adopt the resolution on destination of                       ISSUER          NO           N/A               N/A
the reserve capital for buying own shares

PROPOSAL #8.: Adopt the resolution on amendments to                        ISSUER          NO           N/A               N/A
the Articles of Association

PROPOSAL #9.: Approve the uniform text of the                              ISSUER          NO           N/A               N/A
Articles of Association

PROPOSAL #10.: Closing of the Meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                TVN S.A., WARSZAWA
  TICKER:                N/A             CUSIP:     X9283W102
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the general meeting                               ISSUER          NO           N/A               N/A

PROPOSAL #2.: Elect the Chairman                                           ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the correctness of calling                           ISSUER          NO           N/A               N/A
meeting and its ability to approve resolutions

PROPOSAL #4.: Approve the agenda acceptance                                ISSUER          NO           N/A               N/A

PROPOSAL #5.: Elect the Scrutiny Committee                                 ISSUER          NO           N/A               N/A

PROPOSAL #6.: Approve the financial statement                              ISSUER          NO           N/A               N/A

PROPOSAL #7.: Approve the Company activity report                          ISSUER          NO           N/A               N/A

PROPOSAL #8.: Approve the consolidated financial                           ISSUER          NO           N/A               N/A
statement

PROPOSAL #9.: Approve the resolution on granting                           ISSUER          NO           N/A               N/A
Management Board duties execution

PROPOSAL #10.: Approve the resolution on granting                          ISSUER          NO           N/A               N/A
Supervisory Board duties execution

PROPOSAL #11.: Approve the resolution on profit                            ISSUER          NO           N/A               N/A
distribution

PROPOSAL #12.: Approve the dividend payment and                            ISSUER          NO           N/A               N/A
establishment of pay date

PROPOSAL #13.: Approve the  resolution on Company                          ISSUER          NO           N/A               N/A
situation report

PROPOSAL #14.: Approve the Supervisory Board activity                      ISSUER          NO           N/A               N/A
 report

PROPOSAL #15.: Approve the establishment of no of                          ISSUER          NO           N/A               N/A
Members of the Supervisory Board

PROPOSAL #16.: Elect new Members of the Supervisory                        ISSUER          NO           N/A               N/A
Board

PROPOSAL #17.: Approve the extension of deadline to                        ISSUER          NO           N/A               N/A
execute rights to buy TVN shares in range of
motivation programme

PROPOSAL #18.: Adopt the resolution on buyback own                         ISSUER          NO           N/A               N/A
shares

PROPOSAL #19.: Approve the resolution on decrease                          ISSUER          NO           N/A               N/A
initial capital

PROPOSAL #20.: Approve the resolution on changes in                        ISSUER          NO           N/A               N/A
Company statue

PROPOSAL #21.: Approve the acceptance uniform text of                      ISSUER          NO           N/A               N/A
 Company statute

PROPOSAL #22.: Closing of the general meeting                              ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UBE INDUSTRIES,LTD.
  TICKER:                N/A             CUSIP:     J93796100
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Adopt
Reduction of Liability System for Outside Auditors

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5: Appoint an Outside Substitute Corporate                       ISSUER          YES          FOR               FOR
Auditor

PROPOSAL #6: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR
and Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UBS AG
  TICKER:                N/A             CUSIP:     H89231338
  MEETING DATE:          10/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Mr. Sally Bott as a Member of                         ISSUER          YES          FOR               FOR
the Board of Directors

PROPOSAL #1.2: Elect Mr. Rainer-Marc Frey as a Member                      ISSUER          YES          FOR               FOR
 of the Board of Directors

PROPOSAL #1.3: Elect Mr. Bruno Gehrig as a Member of                       ISSUER          YES          FOR               FOR
the Board of Directors

PROPOSAL #1.4: Elect Mr. William G. Parrett as a                           ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #2.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR
adjusted to the new UBS Corporate governance
effective as of 01 JUL 2008 [title of Article 20,
Articles 20 Paragraph 1, 21 Paragraph 2, 24 LIT. E,
29 and 30 of the Articles of Association]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UBS AG
  TICKER:                N/A             CUSIP:     H89231338
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the creation of conditional                          ISSUER          YES          FOR               FOR
capital in a maximum amount of CHF 36,500,000 by
means of adding Article 4a Paragraph 4 to the
Articles of Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UBS AG
  TICKER:                N/A             CUSIP:     H89231338
  MEETING DATE:          4/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Approve the annual report, Group and                        ISSUER          YES          FOR               FOR
parent bank accounts

PROPOSAL #1.2: Approve the principles and                                  ISSUER          YES          FOR               FOR
fundamentals of the new compensation model for 2009

PROPOSAL #2.: Approve the appropriation of results                         ISSUER          YES          FOR               FOR

PROPOSAL #3.1.1: Re-elect Mr. Peter R. Voser as a                          ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #3.1.2: Re-elect Mr. David Sidwell as a                           ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #3.1.3: Re-elect Ms. Sally Bott as a Member                       ISSUER          YES          FOR               FOR
of the Board of Directors

PROPOSAL #3.1.4: Re-elect Mr. Rainer-Marc Frey as a                        ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #3.1.5: Re-elect Mr. Bruno Gehrig as a                            ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #3.1.6: Re-elect Mr. William G. Parrett as a                      ISSUER          YES          FOR               FOR
 Member of the Board of Directors

PROPOSAL #3.2.1: Elect Mr. Kaspar Villiger as a                            ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #3.2.2: Elect Mr. Michel Demare as a Member                       ISSUER          YES          FOR               FOR
of the Board of Directors

PROPOSAL #3.2.3: Elect Ms. Ann F. Godbehere as a                           ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #3.2.4: Elect Mr. Axel P. Lehmann as a                            ISSUER          YES          FOR               FOR
Member of the Board of Directors

PROPOSAL #3.3: Re-elect the Auditors: Ernst and Young                      ISSUER          YES          FOR               FOR
 LTD., Basel

PROPOSAL #3.4: Re-elect the Special Auditors: BDO                          ISSUER          YES          FOR               FOR
Visura, Zurich

PROPOSAL #4.: Approve the Article 4 A Paragraph 5 of                       ISSUER          YES          FOR               FOR
the Articles of Association, as specified

PROPOSAL #5.: Approve the Article 4 B Paragraph 2 of                       ISSUER          YES          FOR               FOR
the Articles of Association, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UCB SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B93562120
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend, in accordance with Article 526                        ISSUER          NO           N/A               N/A
bis of the Companies Code, Article 20 of the Articles
 of Association as specified

PROPOSAL #2.: Amend, in accordance with Article 18 of                      ISSUER          NO           N/A               N/A
 the law of 02 MAY 2007 [Transparency Lat], Article
38 of the Articles of Association as specified

PROPOSAL #3.: Grant all necessary powers, including                        ISSUER          NO           N/A               N/A
the right to delegate such powers, to various persons
 for the purpose of drawing up the final version of
the Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UCB SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B93562120
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the Directors report                                ISSUER          NO           N/A               N/A

PROPOSAL #O.2: Receive the Auditors report                                 ISSUER          NO           N/A               N/A

PROPOSAL #O.3: Approve the financial statements and                        ISSUER          NO           N/A               N/A
allocation of income

PROPOSAL #O.4: Approve to discharge the Directors                          ISSUER          NO           N/A               N/A

PROPOSAL #O.5: Approve to discharge the Auditors                           ISSUER          NO           N/A               N/A

PROPOSAL #O.6.1: Re-elect Mr. Karel Boone as an                            ISSUER          NO           N/A               N/A
Independent Director

PROPOSAL #O.6.2: Re-elect Mr. Gaetan Van De Werve as                       ISSUER          NO           N/A               N/A
a Director

PROPOSAL #O.6.3: Ratify the PricewaterhouseCoopers as                      ISSUER          NO           N/A               N/A
 the Auditors and approve the Auditors remuneration

PROPOSAL #E.7: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
allocate a number of 278,000 to 450,000 maximum free
shares; of which 200,000 maximum to personal of the
leadership team in 2009, namely to about 45
individuals, according to allocation criteria linked
to the level of responsibility of those concerned;
the allocations of these free shares will take place
on completion  of the condition that the interested
parties remain employed within the UCB Group for a
period of at least 3 years after the grant of awards;
 of which 250,000 maximum to employees Members of the
 Leadership Team qualifying for the Performance Share
 Plan and for which payout will occur after a three
year vesting period and will vary from 0% to 150% of
the granted amount depending on the level of
achievement of the performance conditions at the
moment of grant

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ULTRAPAR PARTICIPACOES S A
  TICKER:                N/A             CUSIP:     P94396101
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Approve to increase the share capital                        ISSUER          YES          FOR               FOR
of the wholly owned subsidiary of Ultrapar
Participacoes S.A. Company, Refinaria De Petroleo
Riograndense S.A. RPR, with the admission of new
shareholders into its share capital and the
consequent change in its status from a wholly owned
subsidiary to being a corporate entity owned by many

PROPOSAL #II.: Approve the conditions for the                              ISSUER          YES          FOR               FOR
exercise of the preemptive right to subscribe to the
new RPR shares issued as a result of its increase in
share capital, by the shareholders of the Company, in
 the proportion of the number of shares they hold on
this date, under the terms of Article 253[II] of law
number 6404/76

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ULTRAPAR PARTICIPACOES S A
  TICKER:                N/A             CUSIP:     P94396101
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To take knowledge of the Directors'                          ISSUER          NO           N/A               N/A
accounts, to examine, discuss and approve the
Company's consolidated financial statements for the
FYE 31 DEC 2008

PROPOSAL #2.: To consider the proposal for the                             ISSUER          NO           N/A               N/A
capital budget for the year 2009

PROPOSAL #3.: Destination of the YE results of 2008                        ISSUER          NO           N/A               N/A

PROPOSAL #4.: Elect the Members of the Board of                            ISSUER          YES        AGAINST           AGAINST
Directors and approve to set their remuneration

PROPOSAL #5.: Elect the Members of the Finance                             ISSUER          YES        AGAINST           AGAINST
Committee and approve to set their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ULTRATECH CEMENT LTD
  TICKER:                N/A             CUSIP:     Y9046E109
  MEETING DATE:          7/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
Balance Sheet as at 31 MAR 2008 and the Profit & Loss
 Account for the YE 31 MAR 2008 and the reports of
the Directors and the Auditors thereon

PROPOSAL #2.: Declare the payment of dividend on                           ISSUER          YES          FOR               FOR
equity shares for the YE 31 MAR 2008

PROPOSAL #3.: Re-appoint Mrs. Rajashree Birla as a                         ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. V.T. Moorthy as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. R.C. Bhargava as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Re-appoint, pursuant to provisions of                        ISSUER          YES          FOR               FOR
Section 224 and other applicable provisions, if any,
of the Companies Act, 1956, M/s. M/S. Deloitte
Haskins & Sells, Chartered Accountants, Mumbai and
M/s. G. P. Kapadia and Co., Chartered Accountants,
Mumbai as the Joint Statutory Auditors of the Company
 to hold the office until the conclusion of the next
AGM at such remuneration to each of them, plus
service tax as applicable and reimbursement of out-
of-pocket expenses in connection with the Audit as
the Board of Directors may fix in this behalf

PROPOSAL #7.: Re-appoint, pursuant to the provisions                       ISSUER          YES          FOR               FOR
of Section 228 and other applicable provisions, if
any, of the Companies Act,1956 [ the Act] M/s.
Haribhakti & Co., Chartered Accountants, Mumbai as
the Branch Auditors of the Company, to audit the
accounts in respect of the Company's Units at
Jafrabad and Magdalla in Gujarat and Ratnagiri in
Maharasthra, to hold office from the conclusion of
the Eighth AGM until the conclusion of the next AGM
of the Company, at such remuneration, plus service
tax as applicable and reimbursement of out-of-pocket
expenses in connection with the audit as the Board of
 Directors may fix in this behalf; and authorize the
Board to appoint Branch Auditors of any other
Branch/Unit/Division of the Company, which may be
opened/ acquired/installed hereafter, in India or
abroad, in consultation with the Company's Statutory
Auditors, any person(s) qualified to act as Branch
Auditor within the provisions of Section 228 of the
Act and to fix their remuneration

PROPOSAL #8.: Appoint Mr. S. Rajgopal as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation, pursuant to
the provisions of Section 260 and other applicable
provisions if any, of the Companies Act 1956 [Act]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ULVAC, INC.
  TICKER:                N/A             CUSIP:     J94048105
  MEETING DATE:          9/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions
PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Payment of Bonuses to Directors                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UMICORE SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B95505168
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the cancellation of [5,000,000)                      ISSUER          NO           N/A               N/A
 treasury shares held by the Company, without
reduction of the registered capital nor of the entry
issuance premium and with the proportional
cancellation of the reserve unavailable for
distribution formed in accordance with Article 623 of
 the Companies Code; and amend Article 5 of the
Articles of Association as specified

PROPOSAL #2.: Amend the Article 8 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

PROPOSAL #3.A: Approve the replacement of the                              ISSUER          NO           N/A               N/A
authorization granted by the EGM of shareholders held
 on 05 FEB 2008 as specified

PROPOSAL #3.B: Approve, in case of the 10% limit                           ISSUER          NO           N/A               N/A
provided by Article 620 of the Company Code will no
longer exist, the above authorization will be given
up to a maximum of 15% of the subscribed capital

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UMICORE SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B95505168
  MEETING DATE:          12/9/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the cancellation of 5,000,000                        ISSUER          NO           N/A               N/A
treasury shares held by the Company, without
reduction of the registered capital nor of the entry
Issuance premium and with the proportional
cancellation of the reserve unavailable for
distribution formed in accordance with Article 623 of
 the Companies Code; and consequently, modify the
Article 5 of the Articles of Association relating to
capital and replace the Article 5 by specified text

PROPOSAL #2.: Amend the Article 8 of the Articles of                       ISSUER          NO           N/A               N/A
Association as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UMICORE SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B95505168
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Grant authority to repurchase of up to                       ISSUER          NO           N/A               N/A
10% of issued share capital

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UMICORE SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B95505168
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Grant authority to repurchase of up to                       ISSUER          NO           N/A               N/A
10% of issued share capital

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UMICORE SA, BRUXELLES
  TICKER:                N/A             CUSIP:     B95505168
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' Report                                ISSUER          NO           N/A               N/A

PROPOSAL #2.: Receive the Auditors' Report                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the consolidated financial                           ISSUER          NO           N/A               N/A
statements

PROPOSAL #4.: Approve the financial statements                             ISSUER          NO           N/A               N/A

PROPOSAL #5.: Approve the allocation of income and                         ISSUER          NO           N/A               N/A
dividends of EUR 0.65 per share

PROPOSAL #6.1: Grant discharge to the Directors                            ISSUER          NO           N/A               N/A

PROPOSAL #6.2: Grant discharge to the Auditors                             ISSUER          NO           N/A               N/A

PROPOSAL #7.1: Approve the confirmation of Mr. Marc                        ISSUER          NO           N/A               N/A
Grynberg as an Executive Director

PROPOSAL #7.2: Re-elect Mr. Marc Grynberg as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #7.3: Re-elect Mr. Thomas Leysen as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #7.4: Re-elect Mr. Klaus Wendel as a Director                     ISSUER          NO           N/A               N/A

PROPOSAL #7.5: Elect Mr. Jean-Luc Dehaene as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #7.6: Approve the remuneration of the                             ISSUER          NO           N/A               N/A
Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                U-MING MARINE TRANSPORT CORPORATION
  TICKER:                N/A             CUSIP:     Y9046H102
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 financial statements                               ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 6 per share

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UMW HOLDINGS BHD
  TICKER:                N/A             CUSIP:     Y90510101
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the YE 31 DEC 2008 together with the
reports of the Directors and Auditors thereon

PROPOSAL #2.: Declare a final dividend comprising a                        ISSUER          YES          FOR               FOR
franked dividend of 3.25 sen per share of MYR 0.50
each less 25% income tax and a single-tier dividend
of 8.75 sen per share of MYR 0.50 each for the YE 31
DEC 2008, giving a total gross dividend of 37.0 sen
per share of nominal value MYR 0.50 each for the year

PROPOSAL #3.: Re-elect Tan Sri Dato' Mohamed Noordin                       ISSUER          YES          FOR               FOR
bin Hassan , who retires in accordance with Article
123 of the Company's Articles of Association

PROPOSAL #4.: Re-elect Dato' Dr. Nik Norzrul Thani                         ISSUER          YES          FOR               FOR
bin N. Hassan Thani, who retires in accordance with
Article 109 of the Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Mohd. Nizam bin Zainordin,                      ISSUER          YES          FOR               FOR
 who retires in accordance with Article 109 of the
Company's Articles of Association

PROPOSAL #6.: Re-appoint Tan Sri Datuk Mohamed Khatib                      ISSUER          YES          FOR               FOR
 bin Abdul Hamid pursuant to Section 129(6) of the
Companies Act, 1965

PROPOSAL #7.: Approve the Directors' fees of MYR                           ISSUER          YES          FOR               FOR
761,000 for the YE 31 DEC 2008

PROPOSAL #8.: Re-appoint Messrs. Ernst and Young as                        ISSUER          YES          FOR               FOR
the Auditors for the ensuing FY and authorize the
Directors to fix their remuneration

PROPOSAL #9.: Approve to renew the mandate granted by                      ISSUER          YES          FOR               FOR
 the shareholders of the Company on 26 JUN 2008
pursuant to Paragraph 10.09 of the Listing
Requirements of Bursa Malaysia Securities Berhad
[Bursa Securities], authorizing the Company and its
subsidiaries [the UMW Group] to enter into the
recurrent transactions of a revenue or trading
nature, as set out in Section 2.1.1 [b] as specified,
 with the related parties mentioned therein, which
are necessary for the UMW Group's day-to-day
operations; and a new mandate be granted by the
shareholders of the Company to apply to the
additional recurrent transactions of a revenue or
trading nature with the related parties mentioned,
provided that: a) the transactions are in the
ordinary course of business and are on normal
commercial terms which are not more favourable to the
 related parties than those generally available to
the public and are not to the detriment of the
minority shareholders of the Company; and b)
disclosure is made in the annual report of the
aggregate value of transactions conducted pursuant to
 the shareholders' mandate during the FY and in the
annual reports for subsequent financial years during
which the shareholders' mandate is in force based on
the type of the recurrent transactions, the names of
the related parties involved in each type of the
recurrent transaction and their relationship with the
 Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company after the forthcoming AGM, is required
to be held by law pursuant to Section 143(1) of the
Companies Act, 1965, but such period shall not extend
 to any extension as may be allowed pursuant to
Section 143(2) of the Companies Act, 1965]; and
authorize the Directors of the Company to complete
and do such acts and things as they may think
expedient or necessary [including executing such
documents as may be required] to give effect to the
Proposed Shareholders' Mandate, and the estimates
given on the recurrent related party transactions as
specified being provisional in nature, the Directors
or any of them be authorized to agree to the actual
amount or amounts thereof provided always that such

PROPOSAL #10.: Authorize the Company, subject to the                       ISSUER          YES          FOR               FOR
Companies Act,1965 [the Act], the provisions of the
Memorandum and Articles of Association of the
Company, the Listing requirements of Bursa Malaysia
Securities Berhad [Bursa Securities] and all other
applicable Laws, regulations and guidelines and the
approvals of all relevant governmental and/or
regulating authorities, to purchase such amount of
ordinary shares of MYR 0.50 each in the Company
[Proposed renewal of Share Buy-Back], as may be
determined by the Directors of the Company from time
to time through Bursa Securities upon such terms and
conditions as the Directors may deem fit and
expedient in the interests of the Company, provided
that: a) the aggregate number of ordinary shares
which may be purchased and/or held by the Company as
Treasury Shares shall not exceed 10% of the total
issued and paid-up share capital of the Company as at
 the point of purchase; and b) the maximum funds to
be allocated by the Company for the purpose of
purchasing its shares shall not exceed the total
retained earnings and share premium reserves of the
Company at the time of the purchase, and authorize
the Directors of the Company, upon completion of the
purchase by the Company of its own shares purchased
in their absolute discretion in the following manner:
 a) cancel all the shares so purchased; or b) retain
the shares so purchased in treasury for distribution
as dividends to shareholders and/or resell the shares
 on the treasury shares; or c) retain part of the
shares so purchased as treasury shares and cancel the
 remainder; or in any other manner as specified;
[Authority expires at the earlier of the conclusion
of the next AGM of the Company or the expiration of
the period within which the next AGM of the Company
after the forthcoming AGM, is required by Law to be
held]; and authorize the Directors of the Company or
any of them to take all such steps as are necessary
or expedient to implement, finalize and give full
effect to the Proposed Share Buy-Back with full
powers to assent to any conditions, modifications,
variations and/or amendments as may be imposed by the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNIBAIL-RODAMCO, PARIS
  TICKER:                N/A             CUSIP:     F95094110
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Receive the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Receive the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          YES          FOR               FOR
dividends of EUR 5.50 per Share

PROPOSAL #O.4: Approve transfer from distributable                         ISSUER          YES          FOR               FOR
dividends and premium account to shareholders for an
amount of EUR 2 per Share

PROPOSAL #O.5: Receive the auditors special report                         ISSUER          YES          FOR               FOR
regarding related-party transactions

PROPOSAL #O.6: Re-elect Ms. Mary Harris as a                               ISSUER          YES          FOR               FOR
Supervisory Board member

PROPOSAL #O.7: Re-elect Mr. Jean- Louis Laurens as a                       ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.8: Re-elect Alec Pelmore as a Supervisory                      ISSUER          YES          FOR               FOR
 Board member

PROPOSAL #O.9: Re-elect Mr. M.F.W. Van Oordt as a                          ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.10: Grant authority to repurchase of up                        ISSUER          YES          FOR               FOR
to 10% of issued share capital

PROPOSAL #E.11: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.12: Grant authority, issuance of equity                        ISSUER          YES          FOR               FOR
or equity-linked securities with preemptive rights up
 to aggregate nominal amount of EUR 75 Million

PROPOSAL #E.13: Grant authority, issuance of equity                        ISSUER          YES          FOR               FOR
or equity- linked securities without preemptive
rights up to aggregate nominal amount of EUR 47

PROPOSAL #E.14: Authorize the Board to increase                            ISSUER          YES          FOR               FOR
capital in the event of additional demand related to
delegation submitted to shareholder vote under items
12 and 13

PROPOSAL #E.15: Grant authority, capital increase of                       ISSUER          YES          FOR               FOR
up to 10% of issued capital for future acquisitions

PROPOSAL #E.16: Grant authority, capitalization of                         ISSUER          YES          FOR               FOR
reserves of up to EUR 100 million for bonus issue or
increase in par value

PROPOSAL #E.17: Approve the Employee Stock Purchase                        ISSUER          YES          FOR               FOR
Plan

PROPOSAL #E.18: Approve Stock Purchase Plan reserved                       ISSUER          YES          FOR               FOR
for international employees

PROPOSAL #E.19: Grant authority, up to 3% of issued                        ISSUER          YES          FOR               FOR
capital for use in Stock Option Plan

PROPOSAL #E.20: Amend Article 10.1 of Bylaws re:                           ISSUER          YES          FOR               FOR
Management Board composition

PROPOSAL #E.21: Approve to transform Company into a                        ISSUER          YES          FOR               FOR
European Company

PROPOSAL #E.22: Approve to change Company name to                          ISSUER          YES          FOR               FOR
Unibail Rodamco SE, pursuant to adoption of item 21

PROPOSAL #E.23: Adopt new Articles of Association,                         ISSUER          YES          FOR               FOR
subject to approval of item 21

PROPOSAL #E.24: Authorize transfer of outstanding                          ISSUER          YES          FOR               FOR
authorizations granted  to Management Board to new
Management Board, subject to approval of Item 21
above ordinary business

PROPOSAL #O.25: Re-elect, subject to approval of                           ISSUER          YES          FOR               FOR
items 21 and 23 above, Mr. M. Robert F. W. Van Oordt
as a Supervisory Board Member

PROPOSAL #O.26: Re-elect, subject to approval of                           ISSUER          YES          FOR               FOR
items 21 and 23 above, Mr. Francois Jaclot as a
Supervisory Board member

PROPOSAL #O.27: Elect Mr. Jacques Dermagne as a                            ISSUER          YES          FOR               FOR
Supervisory Board member, subject to approval of
Items 21 and 23 above

PROPOSAL #O.28: Elect Mr. Henri Moulard as a                               ISSUER          YES          FOR               FOR
Supervisory Board member, subject to approval of
Items 21 and 23 above

PROPOSAL #O.29: Elect Mr. Yves Lyon-Caen as a                              ISSUER          YES          FOR               FOR
Supervisory Board member, Subject to approval of
Items 21 and 23 above

PROPOSAL #O.30: Elect Mr. Jean- Louis Laurens as a                         ISSUER          YES          FOR               FOR
Supervisory Board Member, subject to approval of
Items 21 and 23 above

PROPOSAL #O.31: Elect Mr. Frans J. G. M. Cremers as a                      ISSUER          YES          FOR               FOR
 Supervisory Board member, subject to approval of
Items 21 and 23 above

PROPOSAL #O.32: Elect Mr. Robert Ter Haar as a                             ISSUER          YES          FOR               FOR
Supervisory Board member, subject to approval of
Items 21 and 23 above

PROPOSAL #O.33: Elect Mr. Bart R. Okkens as a                              ISSUER          YES          FOR               FOR
Supervisory Board Member, subject to approval of
Items 21 and 23 above

PROPOSAL #O.34: Elect Mr. Jos W. B. Westerburgen as a                      ISSUER          YES          FOR               FOR
 Supervisory Board member, subject to approval of
Items 21 and 23 above

PROPOSAL #O.35: Elect Ms. Mary Harris as a                                 ISSUER          YES          FOR               FOR
Supervisory Board member, subject to approval of
Items 21 and 23 above

PROPOSAL #O.36: Elect Mr. Alec Pelmore as a                                ISSUER          YES          FOR               FOR
Supervisory Board member, subject to approval of
Items 21 and 23 above

PROPOSAL #O.37: Approve the remuneration of                                ISSUER          YES          FOR               FOR
Supervisory Board members in the aggregate amount of
EUR 875,000

PROPOSAL #O.38: Re-appoint Ernst Young audit,                              ISSUER          YES          FOR               FOR
Deloitte Marque and Gendrot SA as the Auditors, and
Barbier Frinault et Autres, and Mazars and Guerard as
 the Deputy Auditors

PROPOSAL #O.39: Approve the filing of required                             ISSUER          YES          FOR               FOR
documents/ other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNICHARM CORPORATION
  TICKER:                N/A             CUSIP:     J94104114
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint Accounting Auditors                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNICREDIT SPA, GENOVA
  TICKER:                N/A             CUSIP:     T95132105
  MEETING DATE:          11/14/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Authorize the dispose of own shares                         ISSUER          NO           N/A               N/A
pursuant to the Article of the Italian Civil Code and
 revocation of powers granted by the ordinary
shareholders' meeting on 16 DEC 2005

PROPOSAL #E.1: Approve paid in capital increase in a                       ISSUER          NO           N/A               N/A
maximum amount of EUR 486,539,085, in one or more
tranches, of a maximum number of 973,078,170 ordinary
 shares, par value EUR 0.50 per share, to be offered
to the ordinary shareholders and to the holders of
saving shares of the Company pursuant to Article 2441
 of the Italian Civil Code

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNICREDIT SPA, GENOVA
  TICKER:                N/A             CUSIP:     T95132105
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Presentation of the financial                               ISSUER          NO           N/A               N/A
statement as at 31 December 2008, accompained with
Directors' and Auditing Company's reports; Board of
Statutory Auditors' Report.  Presentation of the
consolidated financial statements.

PROPOSAL #O.2: Allocation of the net profit of the                         ISSUER          NO           N/A               N/A
year
PROPOSAL #O.3.1: Slate of candidates for the                               ISSUER          NO           N/A               N/A
appointment as Directors presented by: Fondazione
Cassa di Risparmio di Verona, Vicenza Belluno e
Ancona Fondazione Cassa di Risparmio di Torino, and
Carimonte Holding S.p.A..  To view the complete list
please visit the below URL:
https://materials.proxyvote.com/Approved/99999Z/19840
101/INFST_38714.pdf

PROPOSAL #O.3.2: Slate of candidates for the                               ISSUER          NO           N/A               N/A
appointment as Directors presented by: Aletti
Gestielle S.G.R., BNP PARIBAS Asset Management S.G.R.
 S.p.A., Eurizon Capital S.G.R. S.p.A., Eurizon
Capital SA – Eurizon Easy Fund Equity Banks,
Eurizon Easy Fund Equity Europe, Eurizon Easy Fund
Equity Euro, Eurizon Easy Fund Equity Italy, Fidelity
 Funds Sicav, Fideuram Investimenti S.G.R. S.p.A.,
Fideuram Gestions SA, Interfund Sicav, Monte Paschi
Asset Management S.G.R., Stichting Pensioenfonds ABP,
 and UBI Pramerica S.G.R. S.p.A.  To view the
complete list please visit the below URL:
https://materials.proxyvote.com/Approved/99999Z/19840
101/INFST_38714.pdf

PROPOSAL #O.4: Determination of the remuneration for                       ISSUER          NO           N/A               N/A
the Board of Directors and for the members of the
Committees, for each year in office, in accordance
with Clause 26 of the UniCredit's Articles of
Association as well as for the Chairman of the
Control Body set up pursuant to Legislative Decree

PROPOSAL #O.5: Authorization for competing activities                      ISSUER          NO           N/A               N/A
 pursuant to Sect. 2390 of the Italian Civil Code.

PROPOSAL #O.6: Approve the group compensation policy.                      ISSUER          NO           N/A               N/A

PROPOSAL #O.7: Approve UniCredit Group Employee Share                      ISSUER          NO           N/A               N/A
 Ownership Plan 2009.

PROPOSAL #E.1: Approve the free capital increase                           ISSUER          NO           N/A               N/A
pursuant to art. 2442 of the Civil Code, by issuing
n. 4.821.213.831 ordinary shares and n.4.341.310
saving shares with unit nominal value of Euro 0.50 to
 be assigned to UniCredit ordinary and saving
shareholders, to be executed by attribution to
capital of available reserves in order to assign
profits to the shareholders, and consequential
amendments to the Articles of Association.

PROPOSAL #E.2: Approve the amendments to Clauses                           ISSUER          NO           N/A               N/A
5,8,23 and 30 of the Articles of Association.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNILEVER NV
  TICKER:                N/A             CUSIP:     N8981F271
  MEETING DATE:          10/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and announcements                                    ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve the discussion report and                            ISSUER          NO           N/A               N/A
annual report from the period 01 JUN 2007 - 30 JUN

PROPOSAL #3.: Approve the composition of the                               ISSUER          NO           N/A               N/A
Executive Board

PROPOSAL #4.: Questions                                                    ISSUER          NO           N/A               N/A

PROPOSAL #5.: Closing                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNILEVER NV
  TICKER:                N/A             CUSIP:     N8981F271
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Appoint Mr. P. Polman as an Executive                        ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNILEVER NV
  TICKER:                N/A             CUSIP:     N8981F271
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Consideration of the Annual Report for                       ISSUER          NO           N/A               N/A
the 2008 FY

PROPOSAL #2.: Adopt the annual accounts and                                ISSUER          NO           N/A               N/A
appropriation of the profit for the 2008 FY

PROPOSAL #3.: Grant discharge to the Executive                             ISSUER          NO           N/A               N/A
Directors in office during the 2008 FY for the
fulfilment of their tasks

PROPOSAL #4.: Grant discharge to the Non-Executive                         ISSUER          NO           N/A               N/A
Directors in office during the 2008 FY for the
fulfilment of their tasks

PROPOSAL #5.: Re-appoint Mr. J A Lawrence as an                            ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #6.: Re-appoint Mr. P G J M Polman as an                          ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #7.: Re-appoint the Rt. Hon The Lord Brittan                      ISSUER          NO           N/A               N/A
 of Spennithorne QC, DL as a Non-Executive Director

PROPOSAL #8.: Re-appoint Professor W Dik as a Non-                         ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #9.: Re-appoint Mr. C E Golden as a Non-                          ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #10.: Re-appoint Dr. B E Grote as a Non-                          ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #11.: Re-appoint Mr. N Murthy as a Non-                           ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #12.: Re-appoint Ms. H Nyasulu as a Non-                          ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #13.: Re-appoint Mr. K J Storm as a Non-                          ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #14.: Re-appoint Mr. M Treschow as a Non-                         ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #15.: Re-appoint Mr. J van der Veer as a                          ISSUER          NO           N/A               N/A
Non-Executive Director

PROPOSAL #16.: Appoint Professor L O Fresco as a Non-                      ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #17.: Appoint Ms. A M Fudge as a Non-                             ISSUER          NO           N/A               N/A
Executive Director

PROPOSAL #18.: Appoint Mr. P Walsh as a Non-Executive                      ISSUER          NO           N/A               N/A
 Director

PROPOSAL #19.: Appoint PricewaterhouseCoopers                              ISSUER          NO           N/A               N/A
Accountants N.V. as Auditors for the 2009 FY

PROPOSAL #20.: Authorize the Board of Directors as                         ISSUER          NO           N/A               N/A
the Company Body authorized to issue shares in the

PROPOSAL #21.: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
purchase shares and depositary receipts in the Company

PROPOSAL #22.: Approve to reduce the capital through                       ISSUER          NO           N/A               N/A
cancellation of shares

PROPOSAL #23.A: Approve that, move to quarterly                            ISSUER          NO           N/A               N/A
dividends and to alter the Equalization Agreement and
 the Articles of Association

PROPOSAL #23.B: Approve to alter the Equalization                          ISSUER          NO           N/A               N/A
Agreement

PROPOSAL #24.: Questions and close of the meeting                          ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNILEVER PLC
  TICKER:                N/A             CUSIP:     G92087165
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. P. Polman as a Director                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNILEVER PLC
  TICKER:                N/A             CUSIP:     G92087165
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the accounts and                         ISSUER          YES          FOR               FOR
balance sheet for the YE 31 DEC 2008, together with
the Directors' report and the Auditors' report

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 DEC 2008 included within the
annual report and accounts 2008

PROPOSAL #3.: Declare a dividend on the ordinary                           ISSUER          YES          FOR               FOR
shares
PROPOSAL #4.: Re-elect Mr. J. A. Lawrence as an                            ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #5.: Re-elect Mr. P. G. J. M. Polman as an                        ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #6.: Re-elect Rt Hon the Lord Brittan of                          ISSUER          YES          FOR               FOR
Spennithorne QC, DL as a Non-Executive Director

PROPOSAL #7.: Re-elect Professor W. Dik as a Non-                          ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #8.: Re-elect Mr. C. E. Golden as a Non-                          ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #9.: Re-elect Dr. B. E. Grote as a Non-                           ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #10.: Re-elect Mr. N. Murthy as a Non-                            ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #11.: Re-elect Ms. H. Nyasulu as a Non-                           ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #12.: Re-elect Mr. K. J. Storm as a Non-                          ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #13.: Re-elect Mr. M. Treschow as a Non-                          ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #14.: Re-elect Mr. J. Van Der Veer as a Non-                      ISSUER          YES        AGAINST           AGAINST
Executive Director

PROPOSAL #15.: Elect Professor L.O. Fresco as a Non-                       ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #16.: Elect Ms. A.M. Fudge as a Non-                              ISSUER          YES          FOR               FOR
Executive Director

PROPOSAL #17.: Elect Mr. P. Walsh as a Non-Executive                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #18.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company, to hold office until
the conclusion of the next general meeting at which
accounts are laid before the members

PROPOSAL #19.: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #20.: Authorize the Directors, in                                 ISSUER          YES          FOR               FOR
substitution for any existing authority and pursuant
to Section 80 of the Companies Act 1985, to allot
relevant securities [Section 80 of the Companies Act
1985] up to an aggregate nominal amount of GBP
13,290,000 [the authorized but unissued share
capital]; [Authority expires the earlier of the next
AGM of the Company or 30 JUN 2010]; and the Directors
 may make allotments during the relevant period which
 may be exercised after the relevant period

PROPOSAL #S.21: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of the previous Resolution and pursuant
to Section 95 of the Companies Act 1985, to allot
equity securities [Section 94 of the Act] for cash
pursuant to the authority conferred by the previous
resolution or, where such allotment constitutes an
allotment equity securities disapplying the statutory
 pre-emption rights [Section 94(3A) of the Act],
provided that this power is limited to the allotment
of equity securities a) in connection with a rights
issue, open offer or other offers in favor of
ordinary shareholders; and b) up to an aggregate
nominal amount of GBP 2,000,000; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or 30 JUN 2010]; and the Directors may allot
equity securities after the expiry of this authority
in pursuance of such an offer or agreement made prior
 to such expiry

PROPOSAL #S.22: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
the Article 65 of the Articles of Association of the
Company, to make market purchases [Section 163(3) of
the Companies Act 1985] of up to 131 million shares
of 3 1/9 pence each in the capital of the Company, at
 a minimum price of 3 1/9 pence and not more than 5%
above the average market value for such shares
derived from the London Stock Exchange Daily Official
 List, over the previous 5 business days; that
stipulated by Article 5(1) of the buy-back and
stabilization regulation [EC No. 2273/2003];
[Authority expires the earlier of the conclusion of
the next AGM of the Company or 30 JUN 2010]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

PROPOSAL #23.: Authorize the Company, pursuant to the                      ISSUER          YES          FOR               FOR
 Section 366 of the Companies Act 2006 [the Act],
that are its subsidiaries at any time during the
period for which this resolution is effective: (a)
make a political donation [as such term is defined in
 Section 364 of the Act) to the political parties to
which Part 14 of the Act applies, and independent
election candidates to whom Part 14 of the Act
applies, not exceeding GBP 100,000 in aggregate in
any FY; (b) make a political donation [as such term
is defined in Section 364 of the Act) to the
political organizations to which Part 14 of the Act
applies, other than political parties to which Part
14 of the Act applies, not exceeding GBP 100,000 in
aggregate in any FY; (c) to incur political
expenditure [as such term is defined in section 365
of the Act] not exceeding GBP 100,000 in aggregate in
 any FY, in each case during the period, in each case
 during the period beginning with the date of passing
 this resolution and ending at the conclusion of the
next AGM or 30 JUN 2010 [whichever is earlier]

PROPOSAL #S.24: Approve that a general meeting other                       ISSUER          YES          FOR               FOR
than an AGM may be called on not less than 14 days'
clear notice

PROPOSAL #25.: Authorize the Directors to agree to                         ISSUER          YES          FOR               FOR
modify the agreement dated 28 JUN 1946 [as amended by
 Supplemental Agreements dated 20 JUL 1951, 21 DEC
1981 and 15 MAY 2006] with Unilever N. V. of the
Netherlands known as the Equalization Agreement by
replacing the definition of relevant rate of exchange
 with the following as specified and to make certain
other minor consequently modifications as reflected
in the form of Equalization Agreement Amendment
Agreement produced to the meeting and for the purpose
 of identification signed by the Chairman thereof
[subject to any non-material changes as may be
approved by the Directors[s] executing the
Equalization Agreement Amendment Agreement]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNILEVER PLC
  TICKER:                N/A             CUSIP:     G92087165
  MEETING DATE:          5/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors to agree to                          ISSUER          YES          FOR               FOR
modify the agreement dated 28 JUNE 1946 [as amended
by Supplemental Agreements dated 20 JULY 1951, 21 DEC
 1981 and 15 MAY 2006] with Unilever N.V. of the
Netherlands known as the Equalization Agreement by
replacing the definition of relevant rate of exchange
 with the definition: Relevant Rate of Exchange shall
 mean the rate of exchange as determined by the Dutch
 Company and the English Company in such manner as
they shall deem appropriate between the currency or
currencies in which dividends are to be paid on the
Ordinary share capital of the Dutch Company and the
currency or currencies in which dividends are to be
paid on the ordinary share capital of the English
Company on the day which is 1 day prior to the date
on which such dividends are to be declared or
resolved to be recommended or if it is not in the
opinion of the Dutch Company and the English Company
practicable to determine a representative rate of
exchange on that day on the next earlier day on which
 it is in their opinion practicable to determine a
representative rate of exchange, and to make certain
other minor consequential modifications as reflected
in the form of Equalization Agreement Amendment
Agreement produced to the meeting and for the
purposes of identification signed by the Chairman
thereof [subject to any non-material changes as may
be approved by the Director's executing the
Equalization Agreement Amendment Agreement]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNIMICRON TECHNOLOGY CORP
  TICKER:                N/A             CUSIP:     Y90668107
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of joint-venture in                              ISSUER          NO           N/A               N/A
people's republic of china

PROPOSAL #A.4: The establishment for the rules of the                      ISSUER          NO           N/A               N/A
 Board meeting

PROPOSAL #A.5: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution:                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.7 per share

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.6: Approve the proposal of merger with                         ISSUER          YES          FOR               FOR
Phoenix Precision Technology Co. [ISIN: TW0002446002]

PROPOSAL #B.7: Approve to merge Phoenix precision                          ISSUER          YES          FOR               FOR
technology by new shares issuance

PROPOSAL #B.8: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.9: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNION BANK OF INDIA
  TICKER:                N/A             CUSIP:     Y90885115
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and adopt the balance sheet as                       ISSUER          YES          FOR               FOR
at 31 MAR 2009 and the profit & loss account for the
YE on that date, and receive the report of the Board
of Directors on the working and activities of the
Bank for the period covered by the account and the
Auditor's report on the balance sheet and accounts

PROPOSAL #2.: Declare a dividend on equity shares for                      ISSUER          YES          FOR               FOR
 the FY 2008-2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNION BANK OF INDIA
  TICKER:                N/A             CUSIP:     Y90885115
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect 3 Directors amongst from                               ISSUER          YES        AGAINST           AGAINST
shareholders other than Central Government in respect
 of whom valid nominations are received to fill the
vacancies that will arise on account of the
retirement of the existing shareholder Directors and
pursuant to Section 9(3)(i) of the Act read with
scheme and regulations made thereunder and RBI
notification, be appointed as the Directors of the
Bank to assume office from the date following the
date son which he/she/is elected/ deemed to be
elected and shall hold office until the completion of
 a period of 3 years from the date of such assumption

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNIONE DI BANCHE ITALIANE SCPA, BERGAMO
  TICKER:                N/A             CUSIP:     T1681V104
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the allocation of profits,                          ISSUER          NO           N/A               N/A
subject to prior presentation of the balance sheet
and consolidated balance sheet as of 31 DEC 2008 in
compliance with Article 22 paragraph C of the
Corporate by Laws

PROPOSAL #O.2: Authorize the Management council                            ISSUER          NO           N/A               N/A
concerning own shares

PROPOSAL #O.3: Appoint the Board of Arbitrators                            ISSUER          NO           N/A               N/A

PROPOSAL #E.1: Amend the Article 5 and 13 [title III                       ISSUER          NO           N/A               N/A
Corporate capital, shareholders, shares], Article 22
and 28 [title V shareholders meeting], Article 30,
36, 37, 38 and 39 [title VI management council],
Article 43 and 43 BIS [title VII Managing Director],
Article 44, 45, 46, 47, 48, 49 [title VIII Board of
inspection], Article 51 [title X Board of
Arbitrators], Article 52 [title XI balance sheet,
profits and reserves] and of transitional provisions
from N. I to N. VI of the Corporate ByLaws and
adjustment of the bylaws to the security provisions
concerning organization and administration of banks
and related and consequential resolutions

PROPOSAL #E.2: Approve the corporate capital increase                      ISSUER          NO           N/A               N/A
 in more tranches, versus payment, through issuance
of max number of 31,957,295 ordinary shares with
nominal value EUR 2.5 each one, reserved to the
issuing of warrants to be allotted to all
shareholders and amend the Article 5 of the Corporate
 by Laws and related and consequential resolutions

PROPOSAL #E.3: Authorize the Management council, in                        ISSUER          NO           N/A               N/A
compliance with Article 2420 TER of the Italian civil
 code, to issue convertible bonds, and consequential
corporate capital increase, for an amount of maximum
EUR 640,000,000 and amend Article 5 of the Corporate
By Laws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNIPETROL A.S.
  TICKER:                N/A             CUSIP:     X9438T103
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve the rules of procedure for the                       ISSUER          NO           N/A               N/A
general meeting

PROPOSAL #3.: Elect the persons into the working                           ISSUER          NO           N/A               N/A
bodies of the general meeting

PROPOSAL #4.: Approve the report of Company Board of                       ISSUER          NO           N/A               N/A
Directors on business activities of the Company and
state of its property in 2008 and explanatory report
as the Company Board of Directors prepared pursuant
to Section 118 Act on conducting business on capital
market

PROPOSAL #5.: Approve the report on the controlling                        ISSUER          NO           N/A               N/A
activities of the Supervisory Board in 2008, position
 of the Supervisory Board to the review of the
ordinary non-consolidated financial statements as of
31 DEC 2008, the ordinary consolidated financial
statement as of 31 DEC 2008, the proposal of the
Company's Board of Directors on settlement loss for
2008 and position of the Supervisory Board to the
review of the related parties report for 2008

PROPOSAL #6.: Approve the report of the Company's                          ISSUER          NO           N/A               N/A
Board of Directors on business activities of the
Company and state of its property for 2008

PROPOSAL #7.: Approve the ordinary non-consolidated                        ISSUER          NO           N/A               N/A
financial statements as of 31 DEC 2008

PROPOSAL #8.: Approve the ordinary consolidated                            ISSUER          NO           N/A               N/A
financial statements as of 31 DEC 2008

PROPOSAL #9.: Decision on distribution of profit for                       ISSUER          NO           N/A               N/A
2008.

PROPOSAL #10.: Changes in composition of the                               ISSUER          NO           N/A               N/A
Supervisory Board.

PROPOSAL #11.: Closing of the general meeting                              ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNIPOL GRUPPO FINANZIARIO SPA, BOLOGNA
  TICKER:                N/A             CUSIP:     T9647L102
  MEETING DATE:          4/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the balance sheet as of 31 DEC                       ISSUER          NO           N/A               N/A
2008, the Board of Directors report on Management,
Board of Auditors and External Auditing Company
Reports, related and consequential resolutions

PROPOSAL #2.: Appoint a Director, in compliance with                       ISSUER          NO           N/A               N/A
the Article 2386, 1st Paragraph, of the Italian Civil
 Code; related and consequential resolutions

PROPOSAL #3.: Approve the purchase and disposal of                         ISSUER          NO           N/A               N/A
own shares and of shares of the controlling Company,
related and consequential resolutions, as per the
Article 10, last paragraph, of the Corporate Bylaws

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNI-PRESIDENT ENTERPRISES CORP, YONGKANG CITY, TAI
  TICKER:                N/A             CUSIP:     Y91475106
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 Audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of endorsement and                               ISSUER          NO           N/A               N/A
guarantees
PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.44 per share

PROPOSAL #B.3: Approve to increase the investment                          ISSUER          YES          FOR               FOR
quota in People's Republic of China

PROPOSAL #B.4: Approve the issuance of new shares                          ISSUER          YES          FOR               FOR
from retained earnings; proposed stock dividend: 44
for 1,000 shares held

PROPOSAL #B.5: Approve the proposal of capital                             ISSUER          YES          FOR               FOR
injection to issue of new shares or the Global
Depositary Receipt

PROPOSAL #B.6: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITECH LTD
  TICKER:                N/A             CUSIP:     Y9164M149
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited balance                        ISSUER          YES          FOR               FOR
sheet of the Company as at 31 MAR 2008, the profit &
loss account for the YE on that date together with
the reports of the Board of Directors and the
Auditors thereon

PROPOSAL #2.: Declare a dividend on equity shares for                      ISSUER          YES          FOR               FOR
 the YE 31 MAR 2008

PROPOSAL #3.: Re-appoint Mr. Ajay Chandra as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. G.R. Ambwani as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. Sanjay Bahadur as a                           ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.A: Re-appoint M/s. Goel Garg & Co.,                            ISSUER          YES          FOR               FOR
Chartered Accountants, as the Auditors of the
Company, pursuant to Section 224 and other applicable
 provisions, if any, of the Companies Act, 1956, to
hold office from the conclusion of this AGM to the
conclusion of the next AGM on such remuneration as
may be determined by the Board of Directors in
consultation with the Auditors and reimbursement of
out of pocket expenses incurred in this regard

PROPOSAL #6.B: Re-appoint M/s. A. Zalmet, Certified                        ISSUER          YES          FOR               FOR
and Legal Public Accountant, Libya, as the Auditors
for the Company's Office in Libya, pursuant to
Section 228 and other applicable provisions, if any,
of the Companies Act, 1956, to hold office from the
conclusion of this AGM to the conclusion of the next
AGM on such remuneration and other terms & conditions
 as may be determined by the Board of Directors in
consultation with the Branch Auditors and
reimbursement of out of pocket expenses incurred in
this regard

PROPOSAL #S.7: Approve, pursuant to Articles 92 and                        ISSUER          YES          FOR               FOR
93 of the Articles of Association of the Company and
Section 309 and other applicable provisions, if any,
of the Companies Act, 1956 [the Act] the payment of
Commission to the Independent Directors of the
Company annually for a period not exceeding 5 years,
for each of the financial years of the Company
commencing from 01 APR 2008 of a sum not exceeding 1%
 per annum of the net profits of the Company
calculated in accordance with the provisions of
Sections 198, 349 and 350 of the Act subject to a
maximum of INR 100 Lacs per annum, to be divided
amongst the said Directors in such manner as the
Board may from time to time determine; and authorize
the Board for the purpose of giving effect to the
resolution, to do all such acts, deeds, matters and
things as it may in its sole and absolute discretion
deem necessary or expedient in this regard

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITECH LTD
  TICKER:                N/A             CUSIP:     Y9164M149
  MEETING DATE:          1/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, pursuant to                          ISSUER          YES        AGAINST           AGAINST
Section 81 and all other applicable provisions of the
 Companies Act, 1956 [including any modifications or
re- enactments thereof, for the time being in force],
 subject to all applicable laws and in accordance
with all relevant provisions of the Memorandum and
Articles of Association of the Company and the
listing agreements entered into by the Company with
the stock exchanges where the Company's shares are
listed and subject to any necessary approval,
consent, permission and/ or sanction of the Central
Government, Reserve Bank of India and/ or any other
appropriate authorities, including Banks, Financial
Institutions or other creditors, and subject to such
conditions as may be prescribed by any of them while
granting any such approval, consent, permission, or
sanction, and which may be agreed to by the Board of
Directors of the Company [hereinafter referred to as
the Board, which term shall be deemed to include any
Committee constituted by the Board or any person[s]
authorized by the Board in this regard], to issue,
offer and allot [including with provisions for
reservation on firm and/ or competitive basis, of
such part of issue and for such categories of persons
 as may be permitted], in the course of 1 or more
domestic or international offering[s] with or without
 Green Shoe option, including by way of a qualified
institutional placement under Chapter XIII A of the
SEBI [Disclosure and Investor Protection] Guidelines,
 2000 [SEBI Guidelines], to eligible investors
[whether or not such investors are members of the
Company, or whether or not such investors are Indian
or foreign, including qualified institutional buyers
such as Public Financial Institutions, Scheduled
Commercial Banks, Mutual Funds, Foreign Institutional
 Investors, Multilateral and Bilateral Development
Financial Institutions, Venture Capital Funds,
Foreign Venture Capital Investors, State Industrial
Development Corporations, Insurance Companies,
Pension Funds and Provident Funds], whether by way of
 a public offering or by way of a private placement
and whether by way of circulation of an offering
circular or placement document or otherwise,
securities including equity shares and / or
instruments or securities convertible into equity
shares of the Company such as Global Depository
Receipts and / or American Depository Receipts and /
or convertible preference shares and / or convertible
 debentures or bonds [compulsorily and / or
optionally, fully and / or partly], and/or non-
convertible debentures with warrants and/or
securities with or without detachable / non-
detachable warrants and / or warrants with a right
exercisable by the warrant-holder to subscribe for
equity shares, up to an aggregate principal amount of
 INR 5000,00,00,000 or its equivalent in any other
currency, [hereinafter referred to as Securities] to
be denominated in foreign currency or Indian rupees,
as the case may be, which, at the option of the
Company or the holders of the Securities may be

PROPOSAL #2.: Approve, pursuant to the provisions of                       ISSUER          YES          FOR               FOR
Section 16, 94 and other applicable provisions, if
any, of the Companies Act, 1956 [including any
statutory modification[s] or re-enactment thereof,
for the time being in force], the consent of the
Company be and is hereby granted for increase in the
authorized share capital of the Company from INR
500,00,00,000 divided into 250,00,00,000 Equity
Shares of INR 2 each to INR 1000,00,00,000 divided
into 400,00,00,000 Equity Shares of INR 2 each and
20,00,00,000 Preference Shares of INR 10 each; and
approve to replace the existing Clause V of the
Memorandum of Association of the Company with the
specified New Clause V; and for the purpose of giving
 effect to this resolution, authorize the Board of
Directors of the Company [hereinafter referred to as
the Board, which term shall be deemed to include any
Committee constituted by the Board or any person[s]
authorized by the Board in this regard] to do all
such acts, deeds, matters and things and execute all
such deeds, documents, instruments and writings as it
 may in its sole and absolute discretion deem
necessary or expedient and to settle any question,
difficulty or doubt that may arise in regard thereto

PROPOSAL #S.3: Authorize the Company, pursuant to the                      ISSUER          YES          FOR               FOR
 provisions of Section 163 and other applicable
provisions, if any, of the Companies Act, 1956
[including any statutory modification[s] or re-
enactment thereof, for the time being in force,
hereinafter referred to as the Act, to keep the
Register and Index of Members, the Register and Index
 of Debentureholders, the copies of Annual Returns
prepared under Section 159 of the Act together with
copies of certificates and documents required to be
annexed thereto under Section 161 of the Act or any 1
 or more of them at the office of the Registrar and
Share Transfer Agent of the Company, viz. Karvy
Computershare Private Limited, 105-108, Arunachal
Building, 19, Barakhamba Road, Connaught Place, New
Delhi 110001 with effect from 01 JAN 2009; and the
registers, indexes, returns, books, certificates or
copies of certificates and documents of the Company
required to be maintained and kept for inspection
under the provisions of the Act be kept open for such
 inspection, at the above mentioned place and/ or at
the registered office of the Company at 6, Community
Centre, Saket, New Delhi 110017, for persons entitled
 thereto, to the extent and in the manner and on
payment of fees, if any, specified in the Act or the
Articles of Association of the Company, on any
business day except when the registers and books are
closed under the provisions of the Act or the
Articles of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITECH LTD
  TICKER:                N/A             CUSIP:     Y9164M149
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, pursuant to                          ISSUER          YES        AGAINST           AGAINST
Section 81 and all other applicable provisions of the
 Companies Act, 1956 [including any modifications or
re-enactments thereof, for the time being in force],
subject to all applicable laws and in accordance with
 all relevant provisions of the Memorandum and
Articles of Association of the Company and the
listing agreements entered into by the Company with
the stock exchanges where the Company's shares are
listed and subject to any necessary approval,
consent, permission and/ or sanction of the Central
Government, Reserve Bank of India and/ or any other
appropriate authorities, and subject to such
conditions as may be prescribed by any of them while
granting any such approval, consent, permission, or
sanction, and which may be agreed to by the Board of
Directors of the Company [hereinafter referred to as
the Board, which term shall be deemed to include any
Committee constituted by the Board or any person[s]
authorized by the Board in this regard], to issue,
offer and allot [including with provisions for
reservation on firm and/ or competitive basis, of
such part of issue and for such categories of persons
 as may be permitted], in the course of 1 or more
domestic or international offering[s] with or without
 Green Shoe option, including by way of a qualified
institutional placement under Chapter XIII A of the
Securities and Exchange Board of India [Disclosure
and Investor Protection] Guidelines, 2000 [SEBI
Guidelines], to eligible investors [whether or not
such investors are members of the Company, or whether
 or not such investors are Indian or foreign,
including qualified institutional buyers such as
Public Financial Institutions, Scheduled Commercial
Banks, Mutual Funds, Foreign Institutional Investors,
 Multilateral and Bilateral Development Financial
Institutions, Venture Capital Funds, Foreign Venture
Capital Investors, State Industrial Development
Corporations, Insurance Companies, Pension Funds and
Provident Funds], whether by way of a public offering
 or by way of a private placement and whether by way
of circulation of an offering circular or placement
document or otherwise, securities including equity
shares and / or instruments or securities convertible
 into equity shares of the Company such as Global
Depository Receipts and / or American Depository
Receipts and / or convertible preference shares and /
 or convertible debentures or bonds [compulsorily and
 / or optionally, fully and / or partly], and/or non-
convertible debentures with warrants and/or
securities with or without detachable / non-
detachable warrants and / or warrants with a right
exercisable by the warrantholder to subscribe for
equity shares, or by any 1 or more or a combination
of the above model/methods or otherwise, resulting in
 the issue of up to 100,00,00,000 equity shares
having face value of INR 2 each [hereinafter referred
 to as Securities,] amounting to an increase in the
paid-up equity share capital of the Company by up to
INR 200 crores, at a premium to be determined by the

PROPOSAL #S.2: Authorize the Board, pursuant to the                        ISSUER          YES          FOR               FOR
provisions of Section 81(A) and all other applicable
provisions, if any, of the Companies Act, 1956
[including any statutory modification[s] or re-
enactment thereof, for the time being in force], the
Securities and Exchange Board of India [Disclosure
and Investor Protection] Guidelines, 2000 [SEBI
Guidelines], as in force, the regulations [including
any amendments thereto or r-enactment thereof for the
 time being force] and the relevant provisions of the
 Memorandum and Articles of Association of the
Company and Listing Agreement entered into by the
Company with the stock exchanges where the shares of
the Company are listed, and subject to such
approvals, consents, permissions and sanctions as may
 be required from the Government of India, Reserve
Bank of India, Securities and Exchange Board of
India, Stock Exchanges and any other relevant
statutory, governmental authorities or departments,
institutions or bodies [Concerned Authorities] in
this regard and further subject to such terms and
conditions or modifications thereto as may be
prescribed or imposed by any of the concerned
authorities while granting such approvals, and
permissions as may be necessary or which may be
agreed to by the Board of Directors of the Company
[hereinafter referred to as Board, which terms shall
include any Committee constituted by the Board or any
 person(s) authorized by the Board to exercise the
powers conferred on the Board by this resolution], to
 create, issue, offer and allot, from time to time in
 1 or in one or more tranches, up to 22,75,00,000
Warrants or any other securities or financial
instrument(s) convertible into equity shares of the
Company [hereinafter referred to as warrants], to
Harsil Projects Private Limited [Warrantholder], a
promoter group Company, on such terms and conditions
and in such manner as the Board may think fit,
without offering the same to any other person,
whether or not they are members of the Company, each
warrant entitling the warrantholder to apply for and
be allotted 1 equity share of INR 2 each fully paid-
up, at a price of INR 50.75 per share [including a
premium of INR 48.75 conversion of which must be made
 within a period not exceeding 18 months from the
date of allotment of the warrants, in 1 or more
tranches, in accordance with the SEBI Guidelines and
other relevant guidelines as may be prevailing at the
 time of allotment of shares, and that the warrants
so issued or allotted give rise [on allotment or upon
 conversion/exercise of right] to not more than
22,75,00,000 equity shares of INR 2 each fully paid-
up; the relevant date, in terms Chapter XIII of SEBI
[DIP] Guidelines; for determination of minimum price
of issuance of the warrants on a preferential basis
and conversion thereof into equity share of INR 2
each is 17 MAY 2009 and accordingly, the warrants so
issued shall, on exercise of rights attached thereto,
 shall be converted into equal number of equity
shares of INR 2 each at a price of INR 50.75 per

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED BUSINESS MEDIA LIMITED, ST. HELIER
  TICKER:                N/A             CUSIP:     G9226Z104
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the report and the                         ISSUER          YES          FOR               FOR
accounts

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #3.: Re-appoint Ernst and Young LLP as the                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to determine
their remuneration

PROPOSAL #4.: Authorize the Directors to allot                             ISSUER          YES          FOR               FOR
relevant securities

PROPOSAL #S.5: Approve to disapply the pre-emption                         ISSUER          YES          FOR               FOR
rights

PROPOSAL #S.6: Authorize the Companu to purchase of                        ISSUER          YES          FOR               FOR
ordinary shares in the market

PROPOSAL #S.7: Amend the Company's Articles of                             ISSUER          YES          FOR               FOR
Association to allow general meetings to be called on
 14 days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED MICROELECTRONICS CORPORATION
  TICKER:                UMC             CUSIP:     910873405
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: TO ACCEPT THE COMPANY'S 2008 BUSINESS                        ISSUER          YES          FOR               FOR
REPORT AND FINANCIAL STATEMENT.

PROPOSAL #02: TO APPROVE THE COMPANY'S 2008 PROFIT                         ISSUER          YES          FOR               FOR
AND LOSS APPROPRIATION.

PROPOSAL #03: TO AMEND THE COMPANY'S LOAN PROCEDURE.                       ISSUER          YES          FOR               FOR

PROPOSAL #04: TO AMEND THE COMPANY'S ENDORSEMENTS AND                      ISSUER          YES          FOR               FOR
 GUARANTEES PROCEDURE.

PROPOSAL #05: TO AMEND THE COMPANY'S FINANCIAL                             ISSUER          YES          FOR               FOR
DERIVATIVES TRANSACTION PROCEDURE.

PROPOSAL #06: TO AMEND THE COMPANY'S ACQUISITION OR                        ISSUER          YES          FOR               FOR
DISPOSAL OF ASSETS PROCEDURE.

PROPOSAL #07: TO DISCUSS THE ACQUISITION OF TOTAL                          ISSUER          YES          FOR               FOR
SHARES OF HE JIAN TECHNOLOGY (SUZHOU) CO., LTD.
THROUGH MERGING WITH THE HOLDING COMPANIES.**

PROPOSAL #08: TO DISCUSS THE NEW SHARE ISSUANCE FOR                        ISSUER          YES          FOR               FOR
MERGING WITH THE HOLDING COMPANIES OF HE JIAN
TECHNOLOGY (SUZHOU) CO., LTD.**

ELECTION OF DIRECTOR: STAN HUNG*                                           ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: SHIH-WEI SUN*                                        ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: WEN-YANG CHEN*                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: PO-WEN YEN*                                          ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: TING-YU LIN*                                         ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHUN-YEN CHANG+                                      ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHUNG LAUNG LIU+                                     ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: PAUL S.C. HSU+                                       ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: CHENG-LI HUANG+                                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED OVERSEAS BK LTD
  TICKER:                N/A             CUSIP:     V96194127
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Companies
 Act], to purchase or otherwise acquire issued
ordinary shares in the capital of the Company [the
Shares] not exceeding in aggregate the maximum limit
[number of shares representing 5% of the total number
 of issued shares [excluding any shares which are
held as treasury shares]], at such price or prices as
 may be determined by the Directors of the Company
from time to time up to the maximum price [in the
case of a market purchase of a share, 105% of the
average closing price of the shares; and in the case
of an off-market purchase of a share pursuant to an
equal access scheme, 110% of the average closing
price of the shares], whether by way of: i) market
purchase(s) on the Singapore Exchange Securities
Trading Limited [SGX-ST]; and/or ii) off-market
purchase(s) [if effected otherwise than on SGX-ST] in
 accordance with any equal access Scheme(s) as may be
 determined or formulated by the Directors of the
Company as they consider fit, which Scheme(s) shall
satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all
other laws and regulations and rules of SGX-ST as may
 for the time being be applicable [the Share Purchase
 Mandate]; [Authority expires the earlier of the next
 AGM of the Company or the date on which the next AGM
 is required by law to be held]; authorize the
Directors of the Company and/or any of them to
complete and do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider expedient or necessary to give
 effect to the transactions contemplated and/or

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  ISSUER:                UNITED OVERSEAS BK LTD
  TICKER:                N/A             CUSIP:     V96194127
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial Statements, the                        ISSUER          YES          FOR               FOR
Directors' report and the Auditors' report for the YE
 31 DEC 2008

PROPOSAL #2.: Declare a final one-tier tax-exempt                          ISSUER          YES          FOR               FOR
dividend of 40 cents per ordinary share for the YE 31
 DEC 2008

PROPOSAL #3.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
912,500 for 2008

PROPOSAL #4.: Approve the fee of SGD 2,500,000 to the                      ISSUER          YES          FOR               FOR
 Chairman of the Bank, Dr. Wee Cho Yaw, for the
period from JAN 2008 to DEC 2008

PROPOSAL #5.: Re-appoint Ernst & Young LLP as the                          ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #6.: Re-elect Mr. Wee Ee Cheong as a                              ISSUER          YES          FOR               FOR
Director, pursuant to Section 153[6] of the Companies
 Act, Chapter 50, to hold such office until the next
AGM of the Company

PROPOSAL #7.: Re-elect Dr. Wee Cho Yaw as a Director,                      ISSUER          YES          FOR               FOR
 pursuant to Section 153[6] of the Companies Act,
Chapter 50, to hold such office until the next AGM of
 the Company

PROPOSAL #8.: Re-elect Professor Lim Pin as a                              ISSUER          YES          FOR               FOR
Director, pursuant to Section 153[6] of the Companies
 Act, Chapter 50, to hold such office until the next
AGM of the Company

PROPOSAL #9.: Re-elect Mr. Ngiam Tong Dow as a                             ISSUER          YES          FOR               FOR
Director, pursuant to Section 153[6] of the Companies
 Act, Chapter 50, to hold such office until the next
AGM of the Company

PROPOSAL #10.: Authorize the Directors, to issue                           ISSUER          YES          FOR               FOR
ordinary shares in the capital of the Company
[''shares''] whether by way of rights, bonus or
otherwise; and/or (ii) make or grant offers,
agreements or options [including options under the
UOB 1999 Share Option Scheme [the ''Scheme'']
[collectively, ''Instruments''] that might or would
require shares to be issued, including but not
limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other
instruments convertible into shares, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may in their
absolute discretion deem fit; and (b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any Instrument made or granted
 by the Directors while this resolution was in force,
 provided that: (1) the aggregate number of ordinary
shares to be issued pursuant to this Resolution
[including shares to be issued in pursuance of
Instruments made or granted pursuant to this
Resolution] does not exceed 50% of the total number
of issued shares, excluding treasury shares, in the
capital of the Company [as calculated in accordance
with this resolution below], of which the aggregate
number of shares to be issued other than on a pro-
rata basis to shareholders of the Company [including
shares to be issued in pursuance of Instruments made
or granted pursuant to this Resolution] does not
exceed 20 % of the total number of issued shares,
excluding treasury shares, in the capital of the
Company [as calculated in accordance with this
resolution below); (2) [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [''SGX-ST''] for
the purpose of determining the aggregate number of
shares that may be issued under this resolution
above, the percentage of issued shares shall be based
 on the total number of issued shares, excluding
treasury shares, in the capital of the Company at the
 time this Resolution is passed, after adjusting for:
 (i) new ordinary shares arising from the conversion
or exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this Resolution
 is passed; and (ii) any subsequent bonus issue,
consolidation or sub-division of shares; (3) in
exercising the authority conferred by this
Resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the date by which the

PROPOSAL #11.: Authorize the Director, to allot and                        ISSUER          YES          FOR               FOR
issue any of the preference shares referred to in the
 Articles 7A, 7B, 7C, 7D, 7E and/or 7F of the
Articles of Association of the Company; and/or make
or grant offers, agreements or options that might or
would require the preference shares referred to in
this resolution above to be issued, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may in their
absolute discretion deem fit and [notwithstanding
that the authority conferred by this Resolution may
have ceased to be in force] to issue the preference
shares referred to in this resolution above in
connection with any offers, agreements or options
made or granted by the Directors while this
resolution was in force; to do all such things and
execute all such documents as they may consider
necessary or appropriate to give effect to this
Resolution as they may deem fit; and [Authority
expires the earlier of the conclusion of the next AGM
 of the Company or the date by which the next AGM of

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  ISSUER:                UNITED SPIRITS LTD
  TICKER:                N/A             CUSIP:     Y92311102
  MEETING DATE:          12/26/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts for the YE 31 MAR                       ISSUER          YES          FOR               FOR
2008 and the reports of the Auditors and Directors
thereon

PROPOSAL #2.: Declare dividend on preference shares                        ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare dividend on equity shares                            ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-appoint Mr. M.R. Doraiswamy Iyengar                       ISSUER          YES          FOR               FOR
as a Director, who retires by rotation

PROPOSAL #5.: Re-appoint Mr. B.M. Labroo as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint Auditors and fix their                               ISSUER          YES          FOR               FOR
remuneration

PROPOSAL #S.7: Approve in partial modification to the                      ISSUER          YES          FOR               FOR
 Resolution No. 8 passed at the 7th AGM of the
Company held on 28 DEC 2006 and in accordance with
the provisions and subject to the limits prescribed
under Sections 198, 269, 309, 310 Schedule XIII and
any other applicable provisions of the Companies Act,
 1956 and Rules framed thereunder and any statutory
modification or re-enactment thereof, the revision in
 the range of basic salary under the heading salary
payable to Mr. Vijay Kumar Rekhi [Mr. V.K. Rekhi]
Managing Director of the Company from the existing
INR 500,000 to INR 900,000 per month, to INR 500,000
to INR 1,500,000 per month with authority to the
Board of Directors to decide increments within the
above basic salary range from time tot time and
proportionate increases in all benefits related to
the quantum of salary, with all the other terms and
conditions remaining unchanged, for the remaining
period of his 5 year terms of office i.e., up to 18
APR 2011; the remuneration aforesaid by way of
salary, special allowance performance evaluation
payment, perquisites, benefits, amenities and
facilities shall be the minimum remuneration payable
to Mr. V.K. Rekhi, notwithstanding the absence or
inadequacy of profits in any FY of the Company during
 the remaining period of his 5 year term of Office
i.e., up to 18 APR 2011, subject to approval of the
Central Government, if required; in the event of any
relaxation made by the Government in the guidelines
or ceiling on Managerial remuneration during the
remaining terms of office of Mr. V.K. Rekhi, the
remuneration [including minimum remuneration] payable
 to him as Managing Director shall be increased as
the Board of Directors may deem fit it accordance
with the guidelines of ceiling; authorize the Board
of Directors of the Company of a Committee thereof to
 take all steps as may be necessary proper and
expedient to give effect to this resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED UTILS PLC
  TICKER:                N/A             CUSIP:     G92806101
  MEETING DATE:          7/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of Arrangement                           ISSUER          YES          FOR               FOR
[with or without modification], the amendments to the
 Articles of Association and other related matters

PROPOSAL #2.: Approve, subject of passing of                               ISSUER          YES          FOR               FOR
Resolution 1, the establishment by United Utilities
Group PLC of the United Utilities Group 2008 Savings-
Related Share Option Scheme and the United Utilities
Group 2008 Share Incentive Plan

PROPOSAL #3.: Approve, subject of passing of                               ISSUER          YES          FOR               FOR
Resolution 1, the establishment by United Utilities
Group PLC United Utilities Group PLC of the United
Utilities Group 2008 Performance Share Plan, the
United Utilities Group 2008 International Plan and
the United Utilities Group 2008 Matching Share Award

PROPOSAL #4.: Approve, subject of passing of                               ISSUER          YES          FOR               FOR
Resolution 1, the establishment by United Utilities
Group PLC of additional share scheme to those
mentioned in Resolution 2 and 3 for the benefit of
overseas employees of United Utilities Group PLC and
its subsidiaries

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED UTILS PLC
  TICKER:                N/A             CUSIP:     G92806101
  MEETING DATE:          7/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the scheme of arrangement to be                      ISSUER          YES          FOR               FOR
 made between the Company and the scheme shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNITED UTILS PLC
  TICKER:                N/A             CUSIP:     G92806101
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                              ISSUER          YES          FOR               FOR

PROPOSAL #2.: Declare a final dividend of 31.47 pence                      ISSUER          YES          FOR               FOR
 per ordinary share

PROPOSAL #3.: Approve the Director's remuneration                          ISSUER          YES          FOR               FOR
report

PROPOSAL #4.: Re-appoint Dr. John McAdam as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-appoint Mr. Nick Salmon as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-appoint Mr. David Jones as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-appoint Deloitte Touche LLP as the                        ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #8.: Authorize the Board to fix the                               ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #9.: Authorize the Directors to issue equity                      ISSUER          YES          FOR               FOR
 or equity-linked securities with pre-emptive rights
up to an aggregate nominal amount of GBP 293,902,939

PROPOSAL #10.: Grant authority to issue equity or                          ISSUER          YES          FOR               FOR
equity-linked securities without pre-emptive rights
up to an aggregate nominal amount of GBP 44,085,440

PROPOSAL #11.: Grant authority to make market                              ISSUER          YES          FOR               FOR
purchase of 88,170,881 Company ordinary shares

PROPOSAL #12.: Adopt the new Articles of Association                       ISSUER          YES          FOR               FOR

PROPOSAL #13.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
subsidiaries to make EU Political donations to
political parties up to GBP 50,000, to political
organisations other than political parties up to GBP
50,000 and incur EU political expenditure up to GBP
50,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UNY CO.,LTD.
  TICKER:                N/A             CUSIP:     J94368149
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                UOL GROUP LTD
  TICKER:                N/A             CUSIP:     Y9299W103
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Declare a first and final tax-exempt                         ISSUER          YES          FOR               FOR
[1-tier] dividend of 7.5 cents per ordinary share for
 the YE 31 DEC 2008

PROPOSAL #3.: Approve the Directors' fees of SGD                           ISSUER          YES          FOR               FOR
516,250 for 2008

PROPOSAL #4.: Re-appoint Dr. Wee Cho Yaw as a                              ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to
Section 153(6) of the Companies Act, Chapter 50, to
hold such office until the next AGM of the Company

PROPOSAL #5.: Re-appoint Mr. Alan Choe Fook Cheong as                      ISSUER          YES          FOR               FOR
 a Director of the Company, who retires pursuant to
Section 153(6) of the Companies Act, Chapter 50, to
hold such office until the next AGM of the Company

PROPOSAL #6.: Re-appoint Mr. Lim Kee Ming as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires pursuant to
Section 153(6) of the Companies Act, Chapter 50, to
hold such office until the next AGM of the Company

PROPOSAL #7.: Re-elect Mr. Wee Ee Chao as a Director                       ISSUER          YES          FOR               FOR
of the Company, who retires by rotation pursuant to
Article 94 of the Company's Articles of Association

PROPOSAL #8.: Re-elect Mr. Wee Ee Lim as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation pursuant to
Article 99 of the Company's Articles of Association

PROPOSAL #9.: Re-elect Dr. Pongsak Hoontrakul as a                         ISSUER          YES          FOR               FOR
Director of the Company, who was appointed during the
 year and retires pursuant to Article 99 of the
Company's Articles of Association

PROPOSAL #10.: Re-appoint Messrs.                                          ISSUER          YES          FOR               FOR
PricewaterhouseCoopers LLP as the Auditors of the
Company and authorize the Directors to fix their
remuneration

PROPOSAL #11.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to offer and grant options in accordance with the
regulations of the UOL 2000 Share Option Scheme [the
2000 Scheme] and to allot and issue such number of
shares as may be issued pursuant to the exercise of
share options under the 2000 Scheme, provided always
that the aggregate number of shares to be issued
pursuant to the 2000 Scheme shall not exceed 15% of
the total number of issued shares [excluding treasury
 shares] in the capital of the Company from time to

PROPOSAL #12.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to: a) i) issue shares in the capital of the Company
 [shares] whether by way of rights, bonus or
otherwise; and/or ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into shares; at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
shares in pursuance of any instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: 1) the aggregate number of shares to
be issued pursuant to this Resolution [including
shares to be issued in pursuance of instruments made
or granted pursuant to this Resolution] does not
exceed 50% of the total number of issued shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with this
resolution], of which the aggregate number of shares
to be issued other than on a pro rata basis to
shareholders of the Company [including shares to be
issued in pursuance of instruments made or granted
pursuant to this Resolution] does not exceed 20% of
the total number of issued shares [excluding treasury
 shares] in the capital of the Company [as calculated
 in accordance with this resolution]; 2) [subject to
such manner of calculation as may be prescribed by
the Singapore Exchange Securities Trading Limited
[SGX-ST]] for the purpose of determining the
aggregate number of shares that may be issued under
this resolution, the percentage of issued shares
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this Resolution is passed, after
adjusting for: i) new shares arising from the
conversion or exercise of any convertible securities
or share options or vesting of share awards which are
 outstanding or subsisting at the time this
Resolution is passed; and ii) any subsequent
consolidation or subdivision of shares; 3) in
exercising the authority conferred by this
Resolution, the Company shall comply with the
provisions of the Listing Manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX- ST] and the Articles of
Association for the time being of the Company; and
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the date of the next

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  ISSUER:                UOL GROUP LTD
  TICKER:                N/A             CUSIP:     Y9299W103
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 for the purposes of the Companies Act, Chapter 50 of
 Singapore [the Companies Act] to purchase or
otherwise acquire issued ordinary shares fully paid
in the capital of the Company [the Shares] not
exceeding in aggregate the maximum limit [as
specified], at such price(s) as may be determined by
the Directors of the Company from time to time up to
the maximum price [as specified], whether by way of
Market Purchase(s) of 105% of the average closing
stock and/or Off Market Purchase(s) of 120% of the
average closing stock, market purchase(s) [each a
Market Purchase] on the Singapore Exchange Securities
 Trading Limited [SGX-ST]; and/or; off-market
purchase(s) [each an Off-Market Purchase], in
accordance with any equal access scheme(s) as may be
determined or formulated by the Directors as they
consider fit, which scheme(s) shall satisfy all
conditions prescribed by the Companies Act; and
otherwise in accordance with all other laws and
regulations, including but not limited to, the
provisions of the Companies Act and listing rules of
the SGX-ST as may for the time being be applicable;
and to do all such acts and things [including
executing such documents as may be required] as they
and/or he may consider necessary, expedient,
incidental or in the interests of the Company to give
 effect to the transactions contemplated and/or
authorized by this resolution; [Authority expires the
 earlier of the date on which the next AGM of the
Company is held or required by law to be held or the
date on which the purchase or acquisition of shares
by the Company pursuant to the share Buyback Mandate

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  ISSUER:                UPM-KYMMENE CORP
  TICKER:                N/A             CUSIP:     X9518S108
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Calling the meeting to order                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.: Election of persons to scrutinize the                        ISSUER          NO           N/A               N/A
minutes and to supervise the counting of votes

PROPOSAL #4.: Recording the legality of the meeting                        ISSUER          NO           N/A               N/A

PROPOSAL #5.: Recording the attendance at the meeting                      ISSUER          NO           N/A               N/A
 and the list of votes

PROPOSAL #6.: Presentation of the Financial                                ISSUER          NO           N/A               N/A
Statements, the Consolidated Financial Statements,
the Report of the Board of Directors and the
Auditors' Report

PROPOSAL #7.: Adopt the accounts                                           ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the actions on profit or loss:                       ISSUER          YES          FOR               FOR
Board proposes to pay a dividend of EUR 0.40 per share

PROPOSAL #9.: Grant Discharge from liability                               ISSUER          YES          FOR               FOR

PROPOSAL #10.: Approve the remuneration of the Board                       ISSUER          YES          FOR               FOR
Members

PROPOSAL #11.: Approve the number of the Board Members                     ISSUER          YES          FOR               FOR

PROPOSAL #12.: Re-elect the Messrs. M. Alahuhta,                           ISSUER          YES          FOR               FOR
B.Brunow, K.Grotenfelt, G.Holzhey, W.lane, J.
Pesonen, U. Ranin, V-M. Reinikkala and B.Wahlroos as
the Members of the Board

PROPOSAL #13.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditor(s)

PROPOSAL #14.: Elect the Auditor(s)                                        ISSUER          YES          FOR               FOR

PROPOSAL #15.: Amend the Articles of Association                           ISSUER          YES          FOR               FOR

PROPOSAL #16.: Authorize the Board to decide on                            ISSUER          YES          FOR               FOR
acquiring Companys own shares

PROPOSAL #17.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                URALSVYASINFORM JSC
  TICKER:                N/A             CUSIP:     X9520A103
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, the annual                        ISSUER          YES          FOR               FOR
accounting report, profit and losses report, the
distribution of profit and losses, dividend payments
at RUB 0.012437 per ordinary share and RUB 0.034175
per preferred shares as of 2008 FY

PROPOSAL #2.: Elect the Board of Directors                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect the Audit Commission                                   ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve to introduce the amendments and                      ISSUER          YES          FOR               FOR
 addenda into the Charter of the Company

PROPOSAL #5.: Approve to introduce the amendments and                      ISSUER          YES          FOR               FOR
 addenda into the Order of the Board of Directors

PROPOSAL #6.: Approve the discontinuance of                                ISSUER          YES          FOR               FOR
participation in the non-commercial organization

PROPOSAL #7.: Approve the Auditor                                          ISSUER          YES          FOR               FOR

PROPOSAL #8.: Approve the percent of assessments for                       ISSUER          YES          FOR               FOR
remuneration and compensation to be paid to the
Members of the Board of Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                URBI DESARROLLOS URBANOS S A  DE C V
  TICKER:                N/A             CUSIP:     P9592Y103
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the presentation of the reports                      ISSUER          YES          FOR               FOR
 and opinions that are referred to in Artcle 28 as
specified for the FYE 31 DEC 2008

PROPOSAL #2.: Approve the presentation of the report                       ISSUER          YES          FOR               FOR
regarding the fulfillment of the tax obligations of
the Company, that is referred to in Article 86 as
specified

PROPOSAL #3.: Approve the allocation of profit                             ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the designation or ratify the                        ISSUER          YES        AGAINST           AGAINST
Members of the Board of Directors and resolution
regarding the remuneration of the same

PROPOSAL #5.: Approve the designation or ratification                      ISSUER          YES        AGAINST           AGAINST
 of the Chairperson of the audit and Corporate
Practices Committees

PROPOSAL #6.: Approve to determine the maximum amount                      ISSUER          YES          FOR               FOR
 of funds that can be allocated to the acquisition of
 the Company's own shares

PROPOSAL #7.: Approve the designation of the special                       ISSUER          YES          FOR               FOR
delegates of the meeting to carry out and formalize
its resolutions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                USHIO INC.
  TICKER:                N/A             CUSIP:     J94456118
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                USINAS SIDERURGICAS DE MINAS GERAIS S A -USIMINAS
  TICKER:                N/A             CUSIP:     P9632E125
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification                       ISSUER          YES          FOR               FOR
instrument protocol for the merger of Companhia
Siderurgica Paul Ista Cosipa, with its headquarters
in the state Sao Paulo, into the assets of the Company

PROPOSAL #2.: Approve the choice of the Company                            ISSUER          YES          FOR               FOR
PricewaterhouseCoopers Auditores Independentes as
being responsible for the valuations of the net worth
 of the Companies to be merged into Usiminas and the
valuation reports prepared by that Auditing Company

PROPOSAL #3.: Approve the merger of the Companies                          ISSUER          YES          FOR               FOR
referred to, by the Board of Directors of the
Company, in a meeting on 18 FEB 2009, with the
consequent extinction of the Companies being merged

PROPOSAL #4.: Authorize the Executive Committee to do                      ISSUER          YES          FOR               FOR
 the Administrative Acts resulting from the decisions
 of the general meeting called here

PROPOSAL #5.: Ratify the appointment of a Full and                         ISSUER          YES        AGAINST           AGAINST
Alternate Member of the Board of Directors of
Usiminas to serve out the term in office until the
2010 AGM, in accordance with a resolution approved at
 the meeting of the Board of Directors held on 13 APR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                USINAS SIDERURGICAS DE MINAS GERAIS SA-USIMINAS
  TICKER:                N/A             CUSIP:     P9632E125
  MEETING DATE:          7/1/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the protocol and justification                       ISSUER          YES          FOR               FOR
instrument protocol and the valuation reports by the
Board of Directors for the merger into the assets of
the Company of the Companies Mineracao J. Mendes
Limteda. , Somisa Siderurgica Oeste De Minas Limiteda
 and Global Mineracao Limteda, headquartered in this
state of Minas Gerais, and the control of which was
acquired by Usiminas on 01 FEB 2008

PROPOSAL #2.: Approve the choice of the Company                            ISSUER          YES          FOR               FOR
PricewaterhouseCoopers Auditores Independentes as
being responsible for the valuations of the net worth
 of the Companies to be merged into Usiminas and the
valuation reports prepared by that auditing firm

PROPOSAL #3.: Approve the merger of the Companies                          ISSUER          YES          FOR               FOR
referred to, by the Board of Directors of the
Company, in a meeting on 12 JUN 2008, with the
consequent extinction of the Companies being merged

PROPOSAL #4.: Authorize the Executive Committee to do                      ISSUER          YES          FOR               FOR
 the Administrative Acts resulting from the decisions
 of the general meeting called here

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                USINAS SIDERURGICAS DE MINAS GERAIS SA-USIMINAS
  TICKER:                N/A             CUSIP:     P9632E125
  MEETING DATE:          11/17/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 'I' of the 5 issue of the                        ISSUER          YES          FOR               FOR
debentures of the Company issue, in the amount of up
to BRL 1,000,000,000.00, through the issuance of one
simple debenture, of the unsecured type, in a single
series, not convertible into shares, with a face
value of up to BRL 1,000,000,000.00 and a period of
12 years, for public distribution in a single and
indivisible lot, and 'II' of the general
characteristics of the issue

PROPOSAL #2.: Approve the delegation to the Board of                       ISSUER          YES          FOR               FOR
Directors of the Company of the authority that is
dealt with in Article 59, 1 of law 6404 of 15 DEC
1976, to decide about certain conditions of the
debenture

PROPOSAL #3.: Ratify the decisions made by the Board                       ISSUER          YES          FOR               FOR
of Directors regarding the issuance

PROPOSAL #4.: Authorize the Board of Directors o f                         ISSUER          YES          FOR               FOR
the Company to hire financial institutions that are
part of the system for the distribution of securities
 to make the public offer of the debentures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                USINAS SIDERURGICAS DE MINAS GERAIS SA-USIMINAS, B
  TICKER:                N/A             CUSIP:     P9632E117
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To take knowledge of the Directors                           ISSUER          NO           N/A               N/A
accounts, to examine discuss and approve the
Company's consolidated financial statements and the
annual report for the FYE 31 DEC 2008

PROPOSAL #2.: Allocation of the net profit for the FY                      ISSUER          NO           N/A               N/A
 and ratification of the early distribution of
interest over capital, intermediate and
complementary, and of dividends, as well the proposal
 for the capital budget for the year 2009

PROPOSAL #3.: Setting of the total annual amount of                        ISSUER          NO           N/A               N/A
remuneration of the Members of the Board of Directors

PROPOSAL #4.: Election of a full and alternate Member                      ISSUER          NO           N/A               N/A
 of the Board of Directors to serve the remainder of
the term in office until the AGM for the year 2010,
to replace Mr. Gabriel Stoliar and his respective
alternate

PROPOSAL #5.: Elect the full and substitute Members                        ISSUER          YES        AGAINST           AGAINST
of the Finance Committee, and approve to set their
remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                USINAS SIDERURGICAS DE MINAS GERAIS SA-USIMINAS, B
  TICKER:                N/A             CUSIP:     P9632E125
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to take knowledge of the                             ISSUER          YES          FOR               FOR
Directors accounts, to examine, discuss and approve
the Company's consolidated financial statements and
the annual report for the FYE 31 DEC 2008

PROPOSAL #2.: Approve the allocation of the net                            ISSUER          YES          FOR               FOR
profits for the FY and ratification of the early
distribution of interest over capital, intermediate
and complementary, and of dividends, as well the
proposal for the capital budget for the year 2009

PROPOSAL #3.: Approve to set the total annual amount                       ISSUER          YES          FOR               FOR
of remuneration of the Members of the Board of
Directors

PROPOSAL #4.: Elect a full and alternate Member of                         ISSUER          YES        AGAINST           AGAINST
the Board of Directors to serve the remainder of the
term in office until the AGM for the year 2010, to
replace Mr. Gabriel Stoliar and his respective

PROPOSAL #5.: Elect the full and substitute members                        ISSUER          YES        AGAINST           AGAINST
of the Finance Committee, and approve to set their
remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                USS CO.,LTD.
  TICKER:                N/A             CUSIP:     J9446Z105
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Reduction in capital reserve                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #4.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.3: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #6.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Amendments to large-scale purchase                           ISSUER          YES        AGAINST           AGAINST
countermeasures (anti-takeover plan) and continuation
 of countermeasures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VALEO SA, PARIS
  TICKER:                N/A             CUSIP:     F96221126
  MEETING DATE:          6/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts for the                         ISSUER          YES          FOR               FOR
2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Ratify the appointment of Mr. Jacques                       ISSUER          YES          FOR               FOR
Aschenbroich as a Board Member

PROPOSAL #O.4: Statutory Auditors' special report on                       ISSUER          YES        AGAINST           AGAINST
agreements and undertakings governed by the
provisions of Articles L. 225-38 and L. 225-40  to L.
 225-42 of the French Commercial Code.

PROPOSAL #O.A: Statutory Auditors' special report and                      ISSUER          YES        AGAINST           AGAINST
 supplementary special report on certain agreements
and undertakings governed by the provisions  of
Articles L. 225-38 and L. 225-40 to L. 225-42 of the
French Commercial Code in accordance with Article L.
225-42-1 of said Code.

PROPOSAL #O.5: Approve the regulated agreements and                        ISSUER          YES        AGAINST           AGAINST
commitments subject to the provisions of Articles
L.225-38 of the Commercial Code

PROPOSAL #O.6: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.7: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
operate on the Company's shares

PROPOSAL #E.8: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide on share capital increase, through the issue-
with maintenance of preferential subscription rights-
of shares and/or warrants giving access to the
Company's capital and/or issue of warrants giving
entitlement to the allocation of debt securities

PROPOSAL #E.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
decide on share capital increase, through the issue-
without preferential subscription rights-of
representative's debt warrants giving access to the
Company's capital and/or issue of securities giving
entitlement to the allocation of debt securities

PROPOSAL #E.10: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital by incorporation of
premiums, reserves, profits or others

PROPOSAL #E.11: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the number of securities to be issued in
cases of increased capital with or without
preferential subscription rights

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
decide to increase the share capital by issuing
shares or warrants giving access to capital reserved
for members of Savings Plans with cancellation of
preferential subscription rights for the benefit of
the latest

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of treasury
shares

PROPOSAL #E.14: Powers for formalities                                     ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VAL
  TICKER:                N/A             CUSIP:     F95922104
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Approve the distribution of profits                         ISSUER          YES          FOR               FOR
for the 2008 FY and establishment of the dividend

PROPOSAL #O.4: Approve the payment option of the                           ISSUER          YES          FOR               FOR
dividend in shares

PROPOSAL #O.5: Approve the agreements referred to in                       ISSUER          YES        AGAINST           AGAINST
Article L.225-86 ET sequence of the Commercial Code

PROPOSAL #O.6: Approve the regulated agreements                            ISSUER          YES        AGAINST           AGAINST
referred to in Article L.225-90-1 of the Commercial
Code concerning Mr. Philippe Crouzet

PROPOSAL #O.7: Ratify the appointment of the Bollore                       ISSUER          YES          FOR               FOR
Company as a Member of the Supervisory Board

PROPOSAL #O.8: Ratify the appointment of Mr. Jean-                         ISSUER          YES          FOR               FOR
Francois Cirelli as a Member of the Supervisory Board

PROPOSAL #O.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
operate on the Company's shares

PROPOSAL #E.10: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to issue shares equities giving access to the
capital, with maintenance of preferential
subscription rights

PROPOSAL #E.11: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to issue shares equities giving access to the
capital, with cancellation of preferential
subscription rights

PROPOSAL #E.12: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the issuance price in accordance with the
modalities established by the General Assembly, up to
 10% of the capital, in case of an issuance with
cancellation of preferential subscription rights

PROPOSAL #E.13: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the number of equities to be issued in case
of a capital increase with or without preferential
subscription rights

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
issue shares or securities giving access to the
capital without preferential subscription rights with
 remuneration in kind for capital equities or
securities giving access to the capital

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital 1 or many times by
incorporation of premiums, reserves or benefits

PROPOSAL #E.16: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to issue securities giving access to grant
financial equities and not giving access to a capital
 increase of the Company

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
grant shares and/or securities giving access to the
capital reserved to Members of a Company Savings
Plan, with cancellation of preferential subscription
rights for their benefit

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the capital reserved to the employees of the
 foreigner companies of the Vallourec Group (and
those having similar rights) outside the Company
Savings Plan, with cancellation of preferential
subscription rights of shareholders

PROPOSAL #E.19: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to increase the capital reserved to the credit
institution under a transaction reserved to the
employees, with cancellation of preferential
subscription rights of shareholders

PROPOSAL #E.20: Authorize the Board of Director in                         ISSUER          YES          FOR               FOR
order to allocate existing shares or shares to be
issued for the benefit of French non-residential
Members of the Group's employees or some of them
under a tender for employees

PROPOSAL #E.21: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to grant subscription or purchase options of
shares

PROPOSAL #E.22: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of own shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VANGUARD INTERNATIONAL SEMICONDUCTOR CORP
  TICKER:                N/A             CUSIP:     Y9353N106
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of buyback                             ISSUER          NO           N/A               N/A
treasury stock

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.4 per share

PROPOSAL #B.3: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B61.1: Elect Mr. Ching Chu Chang, Id No:                         ISSUER          YES          FOR               FOR
B100204117 as a Director

PROPOSAL #B61.2: Elect Mr. Chuan Lin, Id No:                               ISSUER          YES          FOR               FOR
E100689051 as a Director

PROPOSAL #B61.3: Elect TSMC/Shareholder No: 2,                             ISSUER          YES          FOR               FOR
Representative: Mr. C. C. Wei as a Director

PROPOSAL #B61.4: Elect Mr. TSMC/Shareholder No: 2,                         ISSUER          YES          FOR               FOR
Representative: Mr. Ching I Eli Wang as a Director

PROPOSAL #B61.5: Elect Mr. Lu Pao Hsu, Id No:                              ISSUER          YES          FOR               FOR
E101283893 as a Director

PROPOSAL #B61.6: Elect National Development Fund,                          ISSUER          YES          FOR               FOR
Shareholder No: 1629, Representative: Mr. K. H. Hsiao
 as a Director

PROPOSAL #B61.7: Elect TSMC/Shareholder No: 2,                             ISSUER          YES          FOR               FOR
Representative: Mr. Leuh Fang as a Director

PROPOSAL #B62.1: Elect USI Corporation, Shareholder                        ISSUER          YES          FOR               FOR
No: 4, Representative: Mr. Der Chang Yeh as a
Supervisor

PROPOSAL #B62.2: Elect Mr. Ching Sung Wu, Id No:                           ISSUER          YES          FOR               FOR
D101102927 as a Supervisor

PROPOSAL #B.7: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B.8: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VECTOR LTD
  TICKER:                N/A             CUSIP:     Q9389B109
  MEETING DATE:          10/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the reports from the Chairman                        ISSUER          NO           N/A               N/A
and the Chief Executive in respect of the FYE 30 JUN
2008, including consideration of the financial
statements and the audit report

PROPOSAL #2.A: Re-elect Mr. Michael Stiassny as a                          ISSUER          YES          FOR               FOR
Director who retires by rotation in accordance with
the NZSX Listing Rule 3.3.8

PROPOSAL #2.B: Re-elect Ms. Karen Sherry as a                              ISSUER          YES          FOR               FOR
Director who retires by rotation in accordance with
the NZSX Listing Rule 3.3.8

PROPOSAL #2.C: Elect Mr. James Carmichael as a                             ISSUER          YES          FOR               FOR
Director nominated by the Auckland Energy Consumer
Trust [AECT] in accordance with the NZSX Listing Rule
 3.3.2

PROPOSAL #3.: Re-appoint KPMG as the Company's                             ISSUER          YES          FOR               FOR
Auditor, pursuant to Section 200 of the Companies Act
 1993 and authorize the Directors to fix the
Auditor's remuneration for the ensuing year

PROPOSAL #4.: Grant authority, in accordance with                          ISSUER          YES          FOR               FOR
NZSX Listing Rule 3.5.1, to increase, with effect
from 01 OCT 2008, the monetary sum per annum payable
to the Chairman of the Board of NZD 40,000 plus GST
[if any] per annum, from NZD 180,000 plus GST [if
any] per annum to NZD 220,000 plus GST [if any] per
annum; and to increase, with effect from 01 OCT 2008,
 the monetary sum per annum payable to each other
Director of the Company of NZD 20,000 plus [if any]
per annum, from NZD 90,000 plus GST [if any] per
annum to NZD 110,000 plus GST [if any] per annum

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VEDANTA RESOURCES PLC, LONDON
  TICKER:                N/A             CUSIP:     G9328D100
  MEETING DATE:          7/31/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements [including the Directors' remuneration
report] of the Company for the YE 31 MAR 2008
together with the Directors' report and the
Independent Auditors' report thereon

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the YE 31 MAR 2008

PROPOSAL #3.: Approve the final dividend as                                ISSUER          YES          FOR               FOR
recommended by the Directors of USD 0.25 per ordinary
 share in respect of the YE 31 MAR 2008

PROPOSAL #4.: Re-appoint Mr. Navin Agarwal as a                            ISSUER          YES          FOR               FOR
Director, who retires pursuant to the Article 115 of
the Company's Articles of Association

PROPOSAL #5.: Re-appoint Mr. Kuldip Kaura as a                             ISSUER          YES          FOR               FOR
Director, who retires pursuant to the Article 115 of
the Company's Articles of Association

PROPOSAL #6.: Re-appoint Mr. Naresh Chandra as a                           ISSUER          YES          FOR               FOR
Director, who retires pursuant to the Article 122 of
the Company's Articles of Association

PROPOSAL #7.: Re-appoint Mr. Euan Macdonald as a                           ISSUER          YES          FOR               FOR
Director, who retires pursuant to the Article 122 of
the Company's Articles of Association

PROPOSAL #8.: Re-appoint Mr. Aman Mehta as a                               ISSUER          YES          FOR               FOR
Director, who retires pursuant to the Article 122 of
the Company's Articles of Association

PROPOSAL #9.: Re-appoint Dr. Shailendra Tamotia as a                       ISSUER          YES          FOR               FOR
Director, who retires pursuant to the Article 122 of
the Company's Articles of Association

PROPOSAL #10.: Re-appoint Deloitte & Touche LLP as                         ISSUER          YES          FOR               FOR
the Auditors of the Company [the Auditors'] until the
 conclusion of the next general meeting at which the
accounts are laid before the Company

PROPOSAL #11.: Authorize the Audit Committee of the                        ISSUER          YES          FOR               FOR
Company to determine the Auditors' remuneration

PROPOSAL #12.: Grant authority to the Directors' to                        ISSUER          YES          FOR               FOR
allot shares

PROPOSAL #S.13: Grant the disapplication of pre-                           ISSUER          YES          FOR               FOR
emption rights

PROPOSAL #S.14: Authorize the Company to purchase of                       ISSUER          YES          FOR               FOR
its own shares.

PROPOSAL #S.15: Adopt the new Articles of Association                      ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VENTURE CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y9361F111
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' report                      ISSUER          YES          FOR               FOR
 and the audited accounts of the Company for the YE
31 DEC 2008 together with the Auditors' report thereon

PROPOSAL #2.: Declare a final 1-tier tax-exempt                            ISSUER          YES          FOR               FOR
dividend of 50 cents per ordinary share for the YE 31
 DEC 2008

PROPOSAL #3.: Re-elect Mr. Tan Choon Huat as a                             ISSUER          YES          FOR               FOR
Director; who retires pursuant to Articles 92 of the
Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Soo Eng Hiong  as a                             ISSUER          YES          FOR               FOR
Director; who retires pursuant to Articles 92 of the
Company's Articles of Association

PROPOSAL #5.: Re-appoint Mr. Cecil Vivian Richard                          ISSUER          YES          FOR               FOR
Wong as a Director of the Company, pursuant to
Section 153(6) of the Companies Act, to hold office
until the next AGM for the purposes of Rule 704(8) of
 the Listing Manual of the Singapore Exchange
Securities Trading Limited (SGX-ST)

PROPOSAL #6.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 324,000 for the YE 31 DEC 2008 (2007: SGD
300,000) [See Explanatory Note (ii)]

PROPOSAL #7.: Re-appoint Messrs Deloitte & Touche LLP                      ISSUER          YES          FOR               FOR
 as the Company's Auditors and to authorize the
Directors to fix their remuneration

PROPOSAL #8.: Approve, pursuant to Section 161 of the                      ISSUER          YES          FOR               FOR
 Companies Act and Rule 806 of the Listing Manual of
the SGX-ST, [A] [I] issue shares in the capital of
the Company (Shares) whether by way of rights, bonus
or otherwise; [II] make or grant offers, agreements
or options (collectively, Instruments) that might or
would require Shares to be issued, including but not
limited to the creation and issue of (as well as
adjustments to) warrants, debentures or other
instruments convertible into Shares, at any time and
upon such terms and conditions and for such purposes
and to such persons as the Directors may in their
absolute discretion deem fit; and (B)
(notwithstanding the authority conferred by this
resolution may have ceased to be in force) issue
shares in pursuance of any Instrument made or granted
 by the Directors while this resolution was in force,
 provided that; (a) the aggregate number of Shares to
 be issued pursuant to this Resolution (including
Shares to be issued in pursuance of Instruments made
or granted pursuant to this Resolution) does not
exceed; (i) by way of reanounceable rights issues on
a pro rata basis to shareholders of the Company
(Renounceable Rights Issues) shall not exceed 100% of
 the total number of issued Shares excluding treasury
 shares (as calculated in accordance with paragraph
(c) below); ii) otherwise than by way of Renounceable
 Rights Issues (Other Share Issues) shall not exceed
50% of the total number of issued Shares excluding
treasury shares (as calculated in accordance with
paragraph (c) below), of which the aggregate number
of shares to be issued other than on a basis to
shareholders of the Company shall not exceed 20% of
the total number of issued Shares excluding treasury
shares (as calculated in accordance with paragraph
(c) below); (b) the Renounceable Rights Issues and
Other Share Issues shall not, in aggregate, exceed
100% of the total number of issued shares in the
capital of the Company excluding treasury shares (as
calculated in accordance with paragraph (c) below);
(c) subject to such manner of calculation as may be
prescribed by the SGX-ST, for the purpose of
determining the aggregate number of Shares that may
be issued under sub-paragraphs (a)(i) and (a)(ii)
above, the percentage of issued Shares shall be based
 on the total number of issued Shares excluding
treasury shares as at the time this Resolution is
passed, after adjusting for; i) new Shares arising
from the conversion or exercise of any convertible
securities or share options or vesting of share
awards which are outstanding or subsisting at the
time this resolution is passed; and [II] any
subsequent bonus issue or consolidation or
subdivision of shares; [authority expires at the
conclusion of the AGM of the Company next following
the passing of this resolution, or the date by which
such AGM of the Company is required by law to be
held, or the expiration of such other period as may
be prescribed by the Companies Act] and every other

PROPOSAL #9.: Authorize the Directors of the Company                       ISSUER          YES        AGAINST           AGAINST
to allot and issue shares under the Venture
Corporation Executives' Share Option Scheme that,
pursuant to Section 161 of the Companies Act, to (a)
offer and grant options from time to time in
accordance with the rules of the Venture Corporation
Executives' Share Option Scheme adopted by the
Company in 2004 (2004 Scheme) and to allot and issue
from time to time such number of Shares in the
capital of the Company as may be required to be
issued pursuant to the exercise of options granted
under the 2004 Scheme; (b) notwithstanding that the
authority under this Resolution may have ceased to be
 in force, allot and issue from time to time such
number of Shares in the capital of the Company as may
 be required to be issued pursuant to the exercise of
 options granted under the 2004 Scheme while the
authority was in force; and (c) do all such acts and
things as may be necessary or expedient to carry the
same into effect, provided that the aggregate number
of Shares to be issued pursuant to the 2004 Scheme
shall be in accordance with the limit(s) as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VENTURE CORPORATION LTD
  TICKER:                N/A             CUSIP:     Y9361F111
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company, as specified

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 contingent upon the passing of Resolution 1, for the
 purposes of Sections 76C and 76E of the Companies
Act of Singapore, Chapter 50 (Companies Act), to
purchase or otherwise acquire issued ordinary shares
in the capital of the Company (Shares) not exceeding
in aggregate the Maximum Limit (as specified), at
such price or prices as may be determined by the
Directors from time to time up to the Maximum Price
(as specified), whether by way of: (a) market
purchase(s) on the Singapore Exchange Securities
Trading Limited (SGX-ST); and/or (b) off-market
purchase(s) (if effected otherwise than on the SGX-
ST) in accordance with any equal access scheme(s) as
may be determined or formulated by the Directors as
they consider fit, which scheme(s) shall satisfy all
the conditions prescribed by the Companies Act, and
otherwise in accordance with all other laws and
regulations and rules of the SGX-ST as may for the
time being be applicable, (Share Purchase Mandate);
[Authority expires the earlier of the date of the
passing of this Resolution and of the date on which
the next AGM of the Company is held and the date by
which the next AGM of the Company is required by law
to be held]; and to complete and do all such acts and
 things (including executing such documents as may be
 required) as they and/or he may consider expedient
or necessary to give effect to the transactions
contemplated and/or authorized by this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VEOLIA ENVIRONNEMENT, PARIS
  TICKER:                N/A             CUSIP:     F9686M107
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the reports and the                                 ISSUER          YES          FOR               FOR
unconsolidated accounts for the 2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Approve the charges and expenses                            ISSUER          YES          FOR               FOR
referred to in Article 39-4 of the General Tax Code

PROPOSAL #O.4: Approve the Distribution of profits                         ISSUER          YES          FOR               FOR
and the dividend payment date

PROPOSAL #O.5: Approve the option for the dividend                         ISSUER          YES          FOR               FOR
payment in shares

PROPOSAL #O.6: Approve the regulated agreements and                        ISSUER          YES        AGAINST           AGAINST
commitments [excluding modification of a commitment
concluded in favor of a corporate officer]

PROPOSAL #O.7: Approve the regulated agreement and                         ISSUER          YES          FOR               FOR
commitment [modification of a commitment concluded in
 favor of a Corporate officer]

PROPOSAL #O.8: Approve the renewal of a Board                              ISSUER          YES          FOR               FOR
Member's mandate

PROPOSAL #O.9: Approve the renewal of a Board                              ISSUER          YES          FOR               FOR
Member's mandate

PROPOSAL #O.10: Approve the renewal of a Board                             ISSUER          YES          FOR               FOR
Member's mandate

PROPOSAL #O.11: Approve the renewal of a Board                             ISSUER          YES          FOR               FOR
Member's mandate

PROPOSAL #O.12: Approve the renewal of a Board                             ISSUER          YES          FOR               FOR
Member's mandate

PROPOSAL #O.13: Approve the renewal of a Board                             ISSUER          YES          FOR               FOR
Member's mandate

PROPOSAL #O.14: Approve the renewal of a Board                             ISSUER          YES          FOR               FOR
Member's mandate

PROPOSAL #O.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
operate on the Company's shares

PROPOSAL #E.16: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to decide a share capital increase by issuance,
 without preferential subscription right of shares
and/or securities giving access to the Company's
capital and/or the issuance of securities giving
right to the allocation of debt securities by an
offer referred to in Article L. 411-2, II of the
Monetary and Financial Code [as amended by the
Ordinance No.2009-80 on 22 JAN 2009]

PROPOSAL #E.17: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to decide a share capital increase by issuance
of shares or securities giving access to the capital
reserved for a Savings Plans' members with
cancellation of preferential subscription rights, for
 their benefit

PROPOSAL #E.18: Authorize the Board of Directors in                        ISSUER          YES          FOR               FOR
order to decide, during a public offer period, the
issuance of warrants to subscribe on preferential
terms, to the Company's shares, including their free
allocation for the Company's shareholders

PROPOSAL #E.19: Approve the reduction of the Board                         ISSUER          YES          FOR               FOR
Members' mandate duration and modification of the
Statutes

PROPOSAL #OE.20: Grant Powers for formalities                              ISSUER          YES          FOR               FOR

PROPOSAL #O.21: Appoint the Board Member                                   ISSUER          YES          FOR               FOR

PROPOSAL #O.22: Approve the Attendances allowances                         ISSUER          YES          FOR               FOR
for the Board Members

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VESTAS WIND SYSTEMS A/S, RANDERS
  TICKER:                N/A             CUSIP:     K9773J128
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report from Board of                             ISSUER          NO           N/A               N/A
Directors on the Company's activities during the past
 year

PROPOSAL #2.: Approve the presentation of the annual                       ISSUER          YES          FOR               FOR
report and resolution to adopt the annual report

PROPOSAL #3.: Approve the resolution on the                                ISSUER          YES          FOR               FOR
distribution of the profit or covering of loss
according to the approved annual report, the Board of
 Directors proposes that no dividend be paid out for
2008

PROPOSAL #4.a: Re-elect Mr. Bent Erik Carlsen as the                       ISSUER          YES          FOR               FOR
Members of the Board of Directors

PROPOSAL #4.b: Re-elect Mr. Torsten Erik Rasmussen as                      ISSUER          YES          FOR               FOR
 the Members of the Board of Directors

PROPOSAL #4.c: Re-elect Mr. Freddy Frandsen as the                         ISSUER          YES          FOR               FOR
Members of the Board of Directors

PROPOSAL #4.d: Re-elect Mr. Jorgen Huno Rasmussen as                       ISSUER          YES          FOR               FOR
the Members of the Board of Directors

PROPOSAL #4.e: Re-elect Mr. Jorn Ankaer Thomsen as                         ISSUER          YES          FOR               FOR
the Members of the Board of Directors

PROPOSAL #4.f: Re-elect Mr. Kurt Anker Nielsen as the                      ISSUER          YES          FOR               FOR
 Members of the Board of Directors

PROPOSAL #4.g: Elect Mr. Hakan Eriksson as the                             ISSUER          YES          FOR               FOR
Members of the Board of Directors

PROPOSAL #4.h: Elect Mr. Ola Rollen as the Members of                      ISSUER          YES          FOR               FOR
 the Board of Directors

PROPOSAL #5.a: Re-appoint PricewaterhouseCoopers,                          ISSUER          YES          FOR               FOR
Statsautoriseret Revisionsaktieselskab as the
Auditors of the Company

PROPOSAL #5.b: Re-appoint KPMG Statsautiroseret                            ISSUER          YES          FOR               FOR
Revisionspartnerselskab as the Auditors of the Company

PROPOSAL #6.a: Approve the overall guidelines for                          ISSUER          YES          FOR               FOR
incentive pay for the Members of the Executive
Management of Vestas Wind Systems A/S laid down by
the Board of Directors; if the guidelines are
approved by the AGM, the following new Article 13
will be included in the Companys Articles of

PROPOSAL #6.b: Authorize the Company to acquire                            ISSUER          YES          FOR               FOR
treasury shares in the period up until the next AGM
up to a total nominal value of 10% of the value of
the Company's share capital at the time in question,
cf., Article 48 of the Danish Public Companies Act,
the payment for the shares must not deviate more 10%
from the closing price quoted at the NASDAQ OMX
Copenhagen at time of acquisition

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VIA TECHNOLOGIES INC
  TICKER:                N/A             CUSIP:     Y9363G109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: Supervisors review of year 2008                             ISSUER          NO           N/A               N/A
financial reports

PROPOSAL #A.3: Report the execution of buying back                         ISSUER          NO           N/A               N/A
treasury stocks

PROPOSAL #A.4: Approve the merger with via Cyrix                           ISSUER          NO           N/A               N/A
Technology [unlisted] and Wayhao International
Company Limited [unlisted]

PROPOSAL #A.5: The status of deficit which exceeds                         ISSUER          NO           N/A               N/A
half of paid-in capital

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR
and business report

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve the capital reduction to                            ISSUER          YES          FOR               FOR
offset deficit

PROPOSAL #B.4: Approve the issuance of new shares via                      ISSUER          YES        AGAINST           AGAINST
 private placement

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.7: Other issues and extrordinary motions                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VIENNA INSURANCE GROUP
  TICKER:                N/A             CUSIP:     A9T907104
  MEETING DATE:          4/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report, the                               ISSUER          NO           N/A               N/A
consolidated annual report of 31 DEC 2008 together
with the Management Report for the Company and the
Group and the Supervisory Boards Report

PROPOSAL #2.: Approve the actions of the Members of                        ISSUER          NO           N/A               N/A
the Management Boards

PROPOSAL #3.: Appoint the Auditor for 2010                                 ISSUER          NO           N/A               N/A

PROPOSAL #4.: Authorize the Board of Directors to                          ISSUER          NO           N/A               N/A
increase the shares capital until latest 23 APR 2014
by EUR 66,443,734,10 by issuing 64,000,000 new shares
 and approve the decision taken at the OGM of 16 APR

PROPOSAL #5.: Approve the Board of Directors to issue                      ISSUER          NO           N/A               N/A
 participation bonds until latest 23 APR 2014 to the
total nominal value of up to EUR 2,000,000,000 and
fix the terms of the issuance and approve replaces
the decision taken at the AGM as of 16 APR 08

PROPOSAL #6.: Approve the Board of Directors to issue                      ISSUER          NO           N/A               N/A
 convertible bonds until latest 23 APR 2014 to the
total nominal value of up to EUR 2,000,000,000 and to
 fix the terms of the issuance and approve replaces
the decision taken at the AGM as of 16 APR 08

PROPOSAL #7.: Approve the amendment of By-Laws Par 4                       ISSUER          NO           N/A               N/A
[conditional capital]

PROPOSAL #8.: Approve the buy back of own shares                           ISSUER          NO           N/A               N/A
within 30 months and to resell those shares and
approve replaces the decision taken at the OMET as of
 16 APR 08

PROPOSAL #9.: Elect the Supervisory Board                                  ISSUER          NO           N/A               N/A

PROPOSAL #10.: Approve the amendment of Company's                          ISSUER          NO           N/A               N/A
name and amendment of By-Laws accordingly

PROPOSAL #11.: Amend the By-Laws Paragraph 3                               ISSUER          NO           N/A               N/A
[Publications]

PROPOSAL #12.: Amend the By-Laws Paragraph 8                               ISSUER          NO           N/A               N/A

PROPOSAL #13.: Amend the By-Laws Paragraph 18                              ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VINCI SA, RUEIL MALMAISON
  TICKER:                N/A             CUSIP:     F5879X108
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve to accept the consolidated                          ISSUER          NO           N/A               N/A
financial statements and statutory reports

PROPOSAL #O.2: Approve the financial statements and                        ISSUER          NO           N/A               N/A
statutory reports

PROPOSAL #O.3: Approve the allocation of income and                        ISSUER          NO           N/A               N/A
dividends of EUR 1.62 per share

PROPOSAL #O.4: Grant authority for the payment of                          ISSUER          NO           N/A               N/A
dividends by shares

PROPOSAL #O.5: Ratify the appointment of Mr. Jean                          ISSUER          NO           N/A               N/A
Pierre Lamoure as a Director

PROPOSAL #O.6: Re-elect Mr. Francois David as a                            ISSUER          NO           N/A               N/A
Director

PROPOSAL #O.7: Re-elect Mr. Patrick Faure as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #O.8: Elect Mr. Michael Pragnell as a                             ISSUER          NO           N/A               N/A
Director
PROPOSAL #O.9: Grant authority to repurchase of up to                      ISSUER          NO           N/A               N/A
 10% of issued share capital

PROPOSAL #O.10: Approve the transaction between Vinci                      ISSUER          NO           N/A               N/A
 et Vinci Concessions regarding Financing of Prado
Sud Railway Concession

PROPOSAL #O.11: Approve the transaction between Vinci                      ISSUER          NO           N/A               N/A
 et Vinci Concessions regarding Financing of Stade du
 Mans Concession

PROPOSAL #O.12: Approve the transaction between Vinci                      ISSUER          NO           N/A               N/A
 et Vinci Concessions regarding Financing Obtained by
 Arcour, Contractor of A19 Highway

PROPOSAL #O.13: Approve the transaction between Vinci                      ISSUER          NO           N/A               N/A
 et Vinci Concessions regarding Sale by Vinci to
Vinci Concession of its participation to Aegean

PROPOSAL #O.14: Approve the transaction between Vinci                      ISSUER          NO           N/A               N/A
 et Vinci Concessions regarding Sale by Vinci to
Vinci Concession of its Participation to Olympia Odoss

PROPOSAL #O.15: Approve the transaction between Vinci                      ISSUER          NO           N/A               N/A
 et Vinci Concessions regarding Sale by Vinci to
Vinci Concession of its Participation to Olympia
Odoss Operation

PROPOSAL #O.16: Approve the transaction between Vinci                      ISSUER          NO           N/A               N/A
 et Vinci Concessions regarding Sale by Vinci to
Vinci Concession of its Participation to Vinci
Airports Holding

PROPOSAL #E.17: Approve the reduction in Share                             ISSUER          NO           N/A               N/A
Capital via cancellation of repurchased shares

PROPOSAL #E.18: Grant authority for the                                    ISSUER          NO           N/A               N/A
capitalization of reserves for bonus issue or

PROPOSAL #E.19: Grant authority for the issuance of                        ISSUER          NO           N/A               N/A
equity or equity linked securities with preemptive
rights up to aggregate nominal amount of EUR 300
million

PROPOSAL #E.20: Grant authority for the issuance of                        ISSUER          NO           N/A               N/A
specific convertible bonds without preemptive rights
named OCEANE

PROPOSAL #E.21: Approve the issuance of convertible                        ISSUER          NO           N/A               N/A
bonds without preemptive rights other than OCEANE

PROPOSAL #E.22: Authorize the Board to increase                            ISSUER          NO           N/A               N/A
capital in the event of additional demand related to
delegation submitted to shareholder vote above

PROPOSAL #E.23: Grant authority for the capital                            ISSUER          NO           N/A               N/A
increase of up to 10% of issued capital for future
acquisitions

PROPOSAL #E.24: Approve the Employee Stock Purchase                        ISSUER          NO           N/A               N/A
Plan

PROPOSAL #E.25: Approve the Stock Purchase Plan                            ISSUER          NO           N/A               N/A
reserved for International Employees

PROPOSAL #E.26: Grant authority up to 1.5% of issued                       ISSUER          NO           N/A               N/A
capital for use in Stock Option Plan

PROPOSAL #E.27: Grant authority for the filing of                          ISSUER          NO           N/A               N/A
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VIVENDI
  TICKER:                N/A             CUSIP:     F97982106
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the financial statements and                        ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #O.2: Approve the consolidated financial                          ISSUER          YES          FOR               FOR
statements and statutory reports

PROPOSAL #O.3: Approve the treatment of losses and                         ISSUER          YES          FOR               FOR
allocation of dividends of EUR 1.40 per share

PROPOSAL #O.4: Grant Authority for the payment of                          ISSUER          YES          FOR               FOR
dividends by shares

PROPOSAL #O.5: Approve the Auditors' special report                        ISSUER          YES          FOR               FOR
regarding related-party transactions

PROPOSAL #O.6: Approve the transaction with Jean-                          ISSUER          YES          FOR               FOR
Bernard Levy related to severance payments

PROPOSAL #O.7: Elect Mr. Maureen Chiquet as a                              ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.8: Elect Mr. Christophe De Margerie as a                       ISSUER          YES          FOR               FOR
Supervisory Board Member

PROPOSAL #O.9: Grant authority for the repurchase of                       ISSUER          YES          FOR               FOR
up to 10% of issued share capital

PROPOSAL #E.10: Approve the reduction in share                             ISSUER          YES          FOR               FOR
capital via cancellation of repurchased shares

PROPOSAL #E.11: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity-linked securities with preemptive
rights up to aggregate nominal amount of EUR 1.5
Billion

PROPOSAL #E.12: Grant authority for the issuance of                        ISSUER          YES          FOR               FOR
equity or equity-linked securities without preemptive
 rights up to amount of EUR 800 million

PROPOSAL #E.13: Authorize the Board to increase                            ISSUER          YES          FOR               FOR
capital in the event of additional demand related to
delegation submitted to shareholder vote under items
11 and 12

PROPOSAL #E.14: Grant authority to the capital                             ISSUER          YES          FOR               FOR
increase of up to 10% of issued capital for future
acquisitions

PROPOSAL #E.15: Approve the Employees Stock Option                         ISSUER          YES          FOR               FOR
Plan
PROPOSAL #E.16: Approve the Stock Purchase Plan                            ISSUER          YES          FOR               FOR
reserved for Employees of International Subsidiaries

PROPOSAL #E.17: Grant authority for the                                    ISSUER          YES          FOR               FOR
capitalization of reserves of up to EUR 800 million
for bonus issue or increase in par value

PROPOSAL #E.18: Grant authority for the filing of                          ISSUER          YES          FOR               FOR
required documents/other formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VODAFONE GROUP PLC, NEWBURY BERKSHIRE
  TICKER:                N/A             CUSIP:     G93882135
  MEETING DATE:          7/29/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
statutory reports

PROPOSAL #2.: Re-elect Sir John Bond as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #3.: Re-elect Mr. John Buchanan as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Vittorio Colao as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #5.: Re-elect Mr. Andy Halford as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Mr. Alan Jebson as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. Nick Land as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Anne Lauvergeon as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.: Re-elect Mr. Simon Murray as a Directorq                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-elect Mr. Luc Vandevelde as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #11.: Re-elect Mr. Anthony Watson as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #12.: Re-elect Mr. Philip Yea as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #13.: Approve the final dividend of 5.02                          ISSUER          YES          FOR               FOR
pence per ordinary share

PROPOSAL #14.: Approve the remuneration report                             ISSUER          YES          FOR               FOR

PROPOSAL #15.: Re-appoint Deloitte Touche LLP as the                       ISSUER          YES          FOR               FOR
Auditors of the Company

PROPOSAL #16.: Authorize the Audit Committee to fix                        ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #17.: Grant authority for the issue of                            ISSUER          YES          FOR               FOR
equity or equity-linked securities with pre-emptive
rights up to aggregate nominal amount of USD

PROPOSAL #s.18: Grant authority for the issue of                           ISSUER          YES          FOR               FOR
equity or equity-linked securities without pre-
emptive rights up to aggregate nominal amount of USD
300,000,000, Subject to the Passing of Resolution 17

PROPOSAL #s.19: Grant authority 5,300,000,000                              ISSUER          YES          FOR               FOR
ordinary shares for market purchase

PROPOSAL #20.: Authorize the Company and its                               ISSUER          YES          FOR               FOR
Subsidiaries to make EU political donations to
political parties, and/or Independent Election
Candidates, to Political Organisations other than
political parties and incur EU political expenditure
up to GBP 100,000

PROPOSAL #s.21: Amend the Articles of Association                          ISSUER          YES          FOR               FOR

PROPOSAL #22.: Approve the Vodafone Group 2008                             ISSUER          YES          FOR               FOR
Sharesave Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VOESTALPINE AG
  TICKER:                N/A             CUSIP:     A9101Y103
  MEETING DATE:          7/2/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report                                    ISSUER          NO           N/A               N/A

PROPOSAL #2.: Approve to allocation of the net income                      ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the actions of the Board of                          ISSUER          NO           N/A               N/A
Directors

PROPOSAL #4.: Approve the actions of the Supervisory                       ISSUER          NO           N/A               N/A
Board

PROPOSAL #5.: Elect the Auditors                                           ISSUER          NO           N/A               N/A

PROPOSAL #6.A: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
repurchase Company, Company shares up to 10% of the
Company's capital within 30 months

PROPOSAL #6.B: Approve the authorization to sell                           ISSUER          NO           N/A               N/A
shares on markets other than the stock market

PROPOSAL #6.C: Authorize the Board of Directors to                         ISSUER          NO           N/A               N/A
withdraw 16.443.900 [EUR 29.875.620,45] shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VOLKSWAGEN A G
  TICKER:                N/A             CUSIP:     D94523103
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approval of the resolution on the                            ISSUER          YES          FOR               FOR
authorization of the Board of Management to create
authorized capital to issue ordinary and/ or non-
voting preferred shares in accordance with Item 6 of
the Agenda for the Annual General Meeting on April
23, 2009.

PROPOSAL #2.: Approval of the resolution on the                            ISSUER          YES          FOR               FOR
authorization of the Board of Management to issue
bonds with warrants and/ or convertible bonds and on
the creation of contingent capital to grant option
and/ or conversion rights in respect of ordinary and/
 or non-voting preferred shares in accordance with
Item 7 of the Agenda for the Annual General Meeting
on April 23, 2009.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VOLKSWAGEN A G
  TICKER:                N/A             CUSIP:     D94523103
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the adopted annual                           ISSUER          NO           N/A               N/A
financial statements and the approved consolidated
financial statements, the Management report and Group
 Management report for the year ended December 31,
2008, as well as the report of the Supervisory Board
for fiscal year 2008, and the explanatory report of
the Board of Management on the disclosures in
accordance with sections 289(4) and 315(4) of the
Handelsgesetzbuch (HGB - German Commercial Code).

PROPOSAL #2.: Resolution on the appropriation of net                       ISSUER          NO           N/A               N/A
profit of Volkswagen AG

PROPOSAL #3.: Resolution on formal approval of the                         ISSUER          NO           N/A               N/A
actions of the members of the Board of Management for
 fiscal year 2008

PROPOSAL #4.: Resolution on formal approval of the                         ISSUER          NO           N/A               N/A
actions of the members of the Supervisory Board for
fiscal year 2008

PROPOSAL #5.: Election of a member of the Supervisory                      ISSUER          NO           N/A               N/A
 Board: Dr. Philipp R sler

PROPOSAL #6.: Resolution on the creation of                                ISSUER          NO           N/A               N/A
authorized capital and the corresponding amendment to
 the Articles of Association

PROPOSAL #7.: Resolution on the authorization to                           ISSUER          NO           N/A               N/A
issue bonds with warrants and/or convertible bonds,
the creation of contingent capital and the
corresponding amendment to the Articles of Association

PROPOSAL #8.: Resolution on the authorization to                           ISSUER          NO           N/A               N/A
purchase and utilize own shares

PROPOSAL #9.: Resolution to amend the articles of                          ISSUER          NO           N/A               N/A
association to reflect proposed changes to the
Aktiengesetz (AktG-German Stock Corporation Act)
resulting from the Gesetz zur Umsetzung der Aktion
rsrechterichtlinie (ARUG-Act Implementing the
Shareholder Rights Directive)

PROPOSAL #10.: Elections of the auditor for fiscal                         ISSUER          NO           N/A               N/A
year 2009 as well as of the Auditors to review the
condensed consolidated financial statements and
interim management report for the first six months of
 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VOLKSWAGEN A G
  TICKER:                N/A             CUSIP:     D94523145
  MEETING DATE:          4/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the adopted annual                           ISSUER          NO           N/A               N/A
financial statements and the approved consolidated
financial statements, the Management report and Group
 Management report for the year ended December 31,
2008, as well as the report of the Supervisory Board
for fiscal year 2008, and the explanatory report of
the Board of Management on the disclosures in
accordance with sections 289(4) and 315(4) of the
Handelsgesetzbuch (HGB - German Commercial Code).

PROPOSAL #2.: Resolution on the appropriation of net                       ISSUER          YES          FOR               FOR
profit of Volkswagen AG

PROPOSAL #3.: Resolution on formal approval of the                         ISSUER          YES          FOR               FOR
actions of the members of the Board of Management for
 fiscal year 2008

PROPOSAL #4.: Resolution on formal approval of the                         ISSUER          YES          FOR               FOR
actions of the members of the Supervisory Board for
fiscal year 2008

PROPOSAL #5.: Election of a member of the Supervisory                      ISSUER          YES        AGAINST           AGAINST
 Board: Dr. Philipp R sler

PROPOSAL #6.: Resolution on the creation of                                ISSUER          YES          FOR               FOR
authorized capital and the corresponding amendment to
 the Articles of Association

PROPOSAL #7.: Resolution on the authorization to                           ISSUER          YES          FOR               FOR
issue bonds with warrants and/or convertible bonds,
the creation of contingent capital and the
corresponding amendment to the Articles of Association

PROPOSAL #8.: Resolution on the authorization to                           ISSUER          YES          FOR               FOR
purchase and utilize own shares

PROPOSAL #9.: Resolution to amend the articles of                          ISSUER          YES          FOR               FOR
association to reflect proposed changes to the
Aktiengesetz (AktG-German Stock Corporation Act)
resulting from the Gesetz zur Umsetzung der Aktion
rsrechterichtlinie (ARUG-Act Implementing the
Shareholder Rights Directive)

PROPOSAL #10.: Elections of the auditor for fiscal                         ISSUER          YES          FOR               FOR
year 2009 as well as of the Auditors to review the
condensed consolidated financial statements and
interim management report for the first six months of
 2009

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VOLVO AKTIEBOLAGET
  TICKER:                N/A             CUSIP:     928856202
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Sven Unger, Attorney at law,                       ISSUER          YES          FOR               FOR
to be the Chairman of the meeting

PROPOSAL #3.: Approve the verification of the voting                       ISSUER          YES          FOR               FOR
list

PROPOSAL #4.: Approval the agenda                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect the minutes-checkers and vote                          ISSUER          YES          FOR               FOR
controllers

PROPOSAL #6.: Approve the determination of whether                         ISSUER          YES          FOR               FOR
the meeting has been duly convened

PROPOSAL #7.: Approve the presentation of the work of                      ISSUER          YES          FOR               FOR
 the Board and Board Committees

PROPOSAL #8.: Approve the Presentation of the annual                       ISSUER          YES          FOR               FOR
report and the Auditors' report as well as the
consolidated accounts and the Auditors' report on the
 consolidated income statement and consolidated
balance sheet

PROPOSAL #9.: Adopt the income statement and balance                       ISSUER          YES          FOR               FOR
sheet and the consolidated income statement and
consolidated balance sheet

PROPOSAL #10.: Approve the dividend of SEK 2.00 per                        ISSUER          YES          FOR               FOR
share shall be paid; Monday 06 APR 2009 is proposed
as the record date to receive the dividend; payment
of the cash dividend is expected to occur through
Euroclear Sweden AB [formerly VPC AB] on Thursday 09
APR 2009

PROPOSAL #11.: Grant discharge of the Members of the                       ISSUER          YES          FOR               FOR
Board and of the President from liability

PROPOSAL #12.: Elect 9 Permanent Members of the Board                      ISSUER          YES          FOR               FOR
 of Directors and no deputy Members

PROPOSAL #13.: Approve that the individual fees shall                      ISSUER          YES          FOR               FOR
 remain on the same level as during 2008; the
Election Committee accordingly proposes that the
Chairman of the Board is awarded SEK 1,500,000 and
each of the other members SEK 500,000 with the
exception of the president; it is further proposed
that the Chairman of the Audit Committee is awarded
SEK 250,000 and the other 2 Members in the Audit
Committee SEK 125,000 each and the Members of the
remuneration committee SEK 75,000 each

PROPOSAL #14.: Re-elect Messrs. Peter Bijur, Leif                          ISSUER          YES        AGAINST           AGAINST
Johansson, Finn Johnsson as Chairman, Messrs. Louis
Schweitzer, Ravi Venkatesan, Lars Westerberg and Ying
 Yeh as a Board of Directors; Elect Messrs. Jean-
Baptiste Duzan and Anders Nyren as a Board of

PROPOSAL #15.: Elect the Chairman of the Board,                            ISSUER          YES          FOR               FOR
Messrs. Finn Johnsson, Carl-Olof by, representing AB
industrivarden, Lars Forberg, representing Violet
Partners LP, Lars Ohrstedt, representing AFA
Forsakring and Thierry Moulonguet, representing
Renault s.a.s., are elected Members of the Election
Committee and acknowledge that no fees shall be paid
to the Members of the Election Committee

PROPOSAL #16.: Amend the Article 7 of the Articles of                      ISSUER          YES          FOR               FOR
 Association

PROPOSAL #17.: Adopt the remuneration policy for                           ISSUER          YES          FOR               FOR
Senior Executives as specified

PROPOSAL #18.A: Approve the share-based incentive                          ISSUER          YES        AGAINST           AGAINST
program 2009/2010 to 2011/2012 for Senior Executives
as specified

PROPOSAL #18.B: Approve the transfer of repurchased                        ISSUER          YES        AGAINST           AGAINST
shares in the Company to the participants in the
program as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                VOLVO AKTIEBOLAGET
  TICKER:                N/A             CUSIP:     928856301
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          YES          FOR               FOR

PROPOSAL #2.: Elect Mr. Sven Unger, Attorney at law,                       ISSUER          YES          FOR               FOR
to be the Chairman of the meeting

PROPOSAL #3.: Approve the verification of the voting                       ISSUER          YES          FOR               FOR
list

PROPOSAL #4.: Approval the agenda                                          ISSUER          YES          FOR               FOR

PROPOSAL #5.: Elect the minutes-checkers and vote                          ISSUER          YES          FOR               FOR
controllers

PROPOSAL #6.: Approve the determination of whether                         ISSUER          YES          FOR               FOR
the meeting has been duly convened

PROPOSAL #7.: Approve the presentation of the work of                      ISSUER          YES          FOR               FOR
 the Board and Board Committees

PROPOSAL #8.: Approve the Presentation of the annual                       ISSUER          YES          FOR               FOR
report and the Auditors' report as well as the
consolidated accounts and the Auditors' report on the
 consolidated income statement and consolidated
balance sheet

PROPOSAL #9.: Adopt the income statement and balance                       ISSUER          YES          FOR               FOR
sheet and the consolidated income statement and
consolidated balance sheet

PROPOSAL #10.: Approve the dividend of SEK 2.00 per                        ISSUER          YES          FOR               FOR
share shall be paid; Monday 06 APR 2009 is proposed
as the record date to receive the dividend; payment
of the cash dividend is expected to occur through
Euroclear Sweden AB [formerly VPC AB] on Thursday 09
APR 2009

PROPOSAL #11.: Grant discharge of the Members of the                       ISSUER          YES          FOR               FOR
Board and of the President from liability

PROPOSAL #12.: Elect 9 Permanent Members of the Board                      ISSUER          YES          FOR               FOR
 of Directors and no deputy Members

PROPOSAL #13.: Approve that the individual fees shall                      ISSUER          YES          FOR               FOR
 remain on the same level as during 2008; the
Election Committee accordingly proposes that the
Chairman of the Board is awarded SEK 1,500,000 and
each of the other members SEK 500,000 with the
exception of the president; it is further proposed
that the Chairman of the Audit Committee is awarded
SEK 250,000 and the other 2 Members in the Audit
Committee SEK 125,000 each and the Members of the
remuneration committee SEK 75,000 each

PROPOSAL #14.: Re-elect Messrs. Peter Bijur, Leif                          ISSUER          YES        AGAINST           AGAINST
Johansson, Finn Johnsson as Chairman, Messrs. Louis
Schweitzer, Ravi Venkatesan, Lars Westerberg and Ying
 Yeh as a Board of Directors; Elect Messrs. Jean-
Baptiste Duzan and Anders Nyren as a Board of

PROPOSAL #15.: Elect the Chairman of the Board,                            ISSUER          YES          FOR               FOR
Messrs. Finn Johnsson, Carl-Olof by, representing AB
industrivarden, Lars Forberg, representing Violet
Partners LP, Lars Ohrstedt, representing AFA
Forsakring and Thierry Moulonguet, representing
Renault s.a.s., are elected Members of the Election
Committee and acknowledge that no fees shall be paid
to the Members of the Election Committee

PROPOSAL #16.: Amend the Article 7 of the Articles of                      ISSUER          YES          FOR               FOR
 Association

PROPOSAL #17.: Adopt the remuneration policy for                           ISSUER          YES          FOR               FOR
Senior Executives as specified

PROPOSAL #18.A: Approve the share-based incentive                          ISSUER          YES        AGAINST           AGAINST
program 2009/2010 - 2011/2012 for Senior Executives
as specified

PROPOSAL #18.B: Approve the transfer of repurchased                        ISSUER          YES        AGAINST           AGAINST
shares in the Company to the participants in the
program as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WACKER CHEMIE AG, MUENCHEN
  TICKER:                N/A             CUSIP:     D9540Z106
  MEETING DATE:          5/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                                ISSUER          NO           N/A               N/A
statements and annual report for the 2007 FY with the
 report of the Supervisory Board, the group financial
 statements and group annual report

PROPOSAL #2.: Resolution on the appropriation of the                       ISSUER          NO           N/A               N/A
distributable profit of EUR 576,999,871.66 as
follows: payment of a dividend of EUR 1.80 per no-par
 share EUR 487,579,502.26 shall be carried forward
Ex-dividend and payable date: 11 MAY 2009

PROPOSAL #3.: Ratification of the acts of the Board                        ISSUER          NO           N/A               N/A
of Managing Directors

PROPOSAL #4.: Ratification of the acts of the                              ISSUER          NO           N/A               N/A
Supervisory Board

PROPOSAL #5.: Appointment of the Auditors for the                          ISSUER          NO           N/A               N/A
2009 FY : KPMG AG, Munich

PROPOSAL #6.: Renewal of the authorization to acquire                      ISSUER          NO           N/A               N/A
 own shares the Company shall be authorized to
acquire own shares of up to 10% of its share capital,
 at prices not deviating more than 10% from the
market price of the shares, on or before 07 NOV 2010;
 the Board of Managing Directors shall be authorized
to dispose of the shares in a manner other than the
stock exchange or an offer to all shareholders if the
 shares are sold at a price not materially below
their market price, to use the shares for acquisition
 purposes, and to retire the shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WACOAL HOLDINGS CORP.
  TICKER:                N/A             CUSIP:     J94632114
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Use of
Electronic Systems for Public Notifications, Allow
Board to Authorize Use of Free Share Purchase
Warrants as Anti-Takeover Defense Measure  , Allow
Use of Treasury Shares for Odd-Lot Purchases

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #4: Approve Payment of Bonuses to Corporate                       ISSUER          YES          FOR               FOR
Officers

PROPOSAL #5: Approve Renewal of Anti-Takeover Defense                      ISSUER          YES        AGAINST           AGAINST
 Measures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WAERTSILAE CORPORATION, HELSINKI
  TICKER:                N/A             CUSIP:     X98155116
  MEETING DATE:          3/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening of the meeting                                       ISSUER          NO           N/A               N/A

PROPOSAL #2.: Calling the meeting to order                                 ISSUER          NO           N/A               N/A

PROPOSAL #3.: Election of persons to scrutinize the                        ISSUER          NO           N/A               N/A
minutes and to supervise the counting of vote

PROPOSAL #4.: Recording the legality of the meeting                        ISSUER          NO           N/A               N/A

PROPOSAL #5.: Recording the attendance at the meeting                      ISSUER          NO           N/A               N/A
 and adoption of the list of votes

PROPOSAL #6.: Review by the Chief Executive Officer                        ISSUER          NO           N/A               N/A

PROPOSAL #7.: Presentation of annual reports, the                          ISSUER          NO           N/A               N/A
reports of the Board of Directors and the Auditor's
report for the year 2008

PROPOSAL #8.: Adopt the accounts                                           ISSUER          YES          FOR               FOR

PROPOSAL #9.: Approve the actions on profit or loss:                       ISSUER          YES          FOR               FOR
to pay a dividend of EUR 1.50 per share

PROPOSAL #10.: Grant discharge from liability                              ISSUER          YES          FOR               FOR

PROPOSAL #11.: Approve the remuneration of the Board                       ISSUER          YES          FOR               FOR
Members

PROPOSAL #12.: Approve the Number of Board Members                         ISSUER          YES          FOR               FOR

PROPOSAL #13.: PLEASE NOTE THAT THIS IS A SHAREHOLDER                      ISSUER          YES          FOR             AGAINST
 PROPOSAL: re-elect Messrs : M. Aarni-Sirvio, K-G.
Bergh, K. Kauniskangas, A. Lagerroos, B. Langenskiold
 and M.Vuoria as the Board Members

PROPOSAL #14.: Approve the remuneration of the                             ISSUER          YES          FOR               FOR
Auditor[s]

PROPOSAL #15.: Elect the Auditor[s]                                        ISSUER          YES          FOR               FOR

PROPOSAL #16.: Closing of the meeting                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WAL-MART DE MEXICO S A DE C V
  TICKER:                N/A             CUSIP:     P98180105
  MEETING DATE:          3/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Board of                           ISSUER          YES          FOR               FOR
Directors

PROPOSAL #2.: Receive the report of the Chief                              ISSUER          YES          FOR               FOR
Executive Officer

PROPOSAL #3.: Receive the report of the Audit and                          ISSUER          YES          FOR               FOR
Corporate Practices Committees

PROPOSAL #4.: Approve the financial information                            ISSUER          YES          FOR               FOR
document for the FY running from 01 JAN to 31 DEC 2008

PROPOSAL #5.: Receive the report on the situation of                       ISSUER          YES          FOR               FOR
the fund for the repurchase of shares and approve the
 amount of MXN 8,000,000,000.00 for the repurchase of
 shares in 2009

PROPOSAL #6.: Approve the plan to cancel 69,940,100                        ISSUER          YES          FOR               FOR
shares of the Company that are currently shares in
treasury resulting from the repurchase of shares

PROPOSAL #7.: Approve the plan for the allocation of                       ISSUER          YES          FOR               FOR
results

PROPOSAL #8.: Approve the plan to pay a cash                               ISSUER          YES          FOR               FOR
dividend, with a charge against the retained profits
account of the Company [cufin], in the amount of MXN
0.61 per share, against coupon 47

PROPOSAL #9.: Amend the Article 5 of the Corporate                         ISSUER          YES        AGAINST           AGAINST
Bylaws to reflect the paying-in of the minimum Fixed
Capital

PROPOSAL #10.: Approve the report concerning the                           ISSUER          YES          FOR               FOR
fulfillment of the tax obligations

PROPOSAL #11.: Approve the report concerning the                           ISSUER          YES          FOR               FOR
Share Plan for Staff

PROPOSAL #12.: Approve the report from the Wal-Mart                        ISSUER          YES          FOR               FOR
De Mexico Foundation

PROPOSAL #13.: Ratify the activities of the Board of                       ISSUER          YES          FOR               FOR
Directors during the FY running from 01 JAN to 31 DEC
 2008

PROPOSAL #14.: Approve to nominate or ratify the                           ISSUER          YES        AGAINST           AGAINST
Members of the Board of Directors

PROPOSAL #15.: Approve to nominate or ratify the                           ISSUER          YES        AGAINST           AGAINST
Chairpersons of the Audit and Corporate Practices
Committees

PROPOSAL #16.: Approve to state the agenda of the                          ISSUER          YES          FOR               FOR
general meeting that is held

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WALSIN LIHWA CORP
  TICKER:                N/A             CUSIP:     Y9489R104
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations and                            ISSUER          NO           N/A               N/A
financial statements

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.5: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.6: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of trading derivatives

PROPOSAL #B.7: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on the Directors from participation in
competitive business

PROPOSAL #B81.1: Elect Mr. Yi - Yi, Tai, Id No:                            ISSUER          YES        AGAINST           AGAINST
P100017446 as a Director

PROPOSAL #B82.1: Elect Walsin Technology Corporation,                      ISSUER          YES        AGAINST           AGAINST
 Shareholder No: 186596 as a Supervisor

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WAN HAI LINES LTD
  TICKER:                N/A             CUSIP:     Y9507R102
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of overseas convertible                          ISSUER          NO           N/A               N/A
bonds
PROPOSAL #A.4: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.5: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WANT WANT CHINA HLDGS LTD
  TICKER:                N/A             CUSIP:     G9431R103
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditor for the
YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.a: Re-elect Mr. Liao Ching-Tsun as a                           ISSUER          YES        AGAINST           AGAINST
Director of the Company

PROPOSAL #3.b: Re-elect Mr. Maki Haruo as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #3.c: Re-elect Mr. Tomita Mamoru as a                             ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #3.d: Re-elect Dr. Pei Kerwei as a Director                       ISSUER          YES          FOR               FOR
of the Company

PROPOSAL #3.e: Authorize the Board of Directors of                         ISSUER          YES          FOR               FOR
the Company to fix the remuneration of all the
Directors of the Company

PROPOSAL #4.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES          FOR               FOR
the Company's Auditor and authorize the Board to fix
their remuneration for the YE 31 DEC 2009

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase shares of USD 0.02 each in the capital
of the Company [Shares] during the relevant period,
on The Stock Exchange of Hong Kong Limited [ the
Stock Exchange] or on any other stock exchange on
which the securities of the Company may be listed and
 recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for this
purposes, subject to and in accordance with all
applicable Laws and the requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange or of any other stock exchange as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the share capital of the Company;
[Authority expires the earlier of the conclusion of
the AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by its Articles of Association or by any

PROPOSAL #6.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares in the capital of
the Company and make or grant offers, agreements and
options during and after the relevant period, not
exceeding the aggregate of 20% of the aggregate
nominal amount of the share capital of the Company;
plus, otherwise than pursuant to i) a rights issue;
or ii) any option scheme or similar arrangement; or
iii) any scrip dividend or similar arrangement;
[Authority expires the earlier of the conclusion of
the AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by its Articles of Association or by any

PROPOSAL #7.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolutions 5 and 6, the general mandate referred to
in Resolution 6, by the addition to the aggregate
nominal amount of the share capital of the Company
which may be allotted or agreed to be allotted by the
 Directors of the Company pursuant to such general
mandate an amount representing the aggregate nominal
amount of Shares repurchased by the Company pursuant
to the general mandate referred to in Resolution 5
above provided that such amount shall not exceed 10%
of the existing issued share capital of the Company
at the date of passing this Resolution 7

PROPOSAL #8.: Approve the Resolution 9 being passed,                       ISSUER          YES          FOR               FOR
the Company may send or supply Corporate
Communications [as defined below] to its shareholders
 [in relation to whom the conditions set out below
are met] by making such Corporate Communications
available on the company's own website and the
website of the HK Stock Exchange or in printed forms
[in English only, in Chinese only or in both English
and Chinese], and authorize the Directors for and on
behalf of Company to sign all such documents and/or
do all such things and Acts as he/she may consider
necessary or expedient and in the interests of the
Company for the purpose of effecting or otherwise in
connection with the Company's proposed communication
with its shareholders share holders through the
Company's website and the website of the Hong Kong
Stock Exchange or in printed forms. the supply of
corporate communications by making such Corporate
Communications available on the Company's own website
 and the website of the Hong Kong Stock Exchange is
subject to the fulfillment of the following
conditions: i) each shareholder of the Company has
been asked individually by the Company to agree that
the Company may send or supply Corporate
Communications generally, or the Corporate
Communication in question, to him by means of the
Company's own website; and ii) the Company has not
received a response indicating objection from such
shareholder within a period of 28 days starting from
the date on which the Company's request was sent b)
for the purpose of this Resolution 8: Corporate
Communication[s] means any document issued or to be
issued by the Company for the information or action
of the shareholders as defined in Rule 1.01 of the
Hong Kong Listing Rules, including but not Limited
to, i) the Directors' report, its annual accounts
together with a copy of the Auditor's report and,
where applicable, its summary financial report; ii)
the interim report and, where applicable, its summary
 interim report; iii) a notice of meeting; iv) a

PROPOSAL #S.9: Amend the Articles 2, 2, 2A, 23, 37,                        ISSUER          YES          FOR               FOR
53, 80, 209, 211 of Articles of Association of the
Company

PROPOSAL #S.10: Amend Memorandum and Articles of                           ISSUER          YES          FOR               FOR
Association of the Company, consolidating all the
proposed referred to in Resolution 9 and all previous
 amendments made in compliance with the applicable
Laws, a copy of which has been produced to this
meeting and marked A and initialed by the Chairman of
 this meeting for the purpose of identification, be
and are hereby adopted with immediate effect in
replacement of the existing Memorandum and Articles
of Association of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WATERLAND FINANCIAL HOLDINGS
  TICKER:                N/A             CUSIP:     Y95315100
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 financial statements                     ISSUER          NO           N/A               N/A

PROPOSAL #A.3: To report the status of buyback                             ISSUER          NO           N/A               N/A
treasury stock

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of the year 2008

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
the Directors from participation in competitive
business

PROPOSAL #B.5: Other issues and extraordinary motions                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEG SA, JARAGUA DO SUL
  TICKER:                N/A             CUSIP:     P9832B129
  MEETING DATE:          4/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to vote upon the Board of                            ISSUER          YES          FOR               FOR
Directors annual report, the financial statements,
External Auditors and of the Finance Committee and
documents opinion report relating to FYE 31 DEC 2008

PROPOSAL #2.: Approve the destination of the year end                      ISSUER          YES          FOR               FOR
 results of 2008

PROPOSAL #3.: Approve to confirm the decision of the                       ISSUER          YES          FOR               FOR
Board of Directors, minutes of 18 MAR 2008, 17 JUN
2008, 21 JUL 2008, 18 SEP 2008, 16 DEC 2009 and 16
FEB 2009 relating the distribution of dividends and
interest over capital

PROPOSAL #4.: Approve to set the aggregate annual                          ISSUER          YES          FOR               FOR
remuneration for the administrators

PROPOSAL #5.: Elect the Finance Committee and approve                      ISSUER          YES          FOR               FOR
 to set their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEG SA, JARAGUA DO SUL
  TICKER:                N/A             CUSIP:     P9832B129
  MEETING DATE:          4/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the share capital                        ISSUER          YES          FOR               FOR
from BRL 1,360,500.00 to BRL 1,800,000,000 through
the use of reserves, without an increase in the
number of shares, with the consequent amendment of
Article 5 of the Corporate Bylaws

PROPOSAL #2.: Approve the newspapers for the                               ISSUER          YES          FOR               FOR
publication of legal acts

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEICHAI POWER CO LTD
  TICKER:                N/A             CUSIP:     Y9531A109
  MEETING DATE:          8/20/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the [Rules for the Connected                         ISSUER          YES          FOR               FOR
Transactions of Weichai Power Company Limited]

PROPOSAL #2.: Approve the appointment of Messrs.                           ISSUER          YES          FOR               FOR
Ernst & Young as the Non-PRC Auditors of the Company
and authorize the Directors to determine their
remuneration, as specified

PROPOSAL #S.3: Amend the Articles 7, 42, 47, 48, 67,                       ISSUER          YES          FOR               FOR
70, 71, 73, 74, 83, 84, 91, 94 of Association of the
Company, as specified

PROPOSAL #S.4: Approve the amendment to [Rules for                         ISSUER          YES          FOR               FOR
the Shareholders' Meeting of Weichai Power Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEICHAI POWER CO LTD
  TICKER:                N/A             CUSIP:     Y9531A109
  MEETING DATE:          11/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve conditional upon: i] the                            ISSUER          YES          FOR               FOR
Listing Committee of The Stock Exchange of Hong Kong
Limited [Stock Exchange] granting or agreeing to
grant the listing of, and permission to deal in, the
H Shares [as defined below] to be issued under the
Bonus Shares Issue [as defined below]; ii] the
approval by and/or filing at the relevant
governmental or regulatory authorities of the
People's Republic of China [the PRC, which, for the
purposes of this resolution, excludes the Hong Kong
Special Administrative Region [Hong Kong] and the
Macau Special Administrative Region] being obtained
and/or completed [to the extent required under the
relevant PRC Laws, rules and regulations]; iii] the
approval of the Bonus Shares Issue by the EGM of the
shareholders of the Company and class meeting of the
holders of A Shares [as defined below], respectively;
 and iv] the approval of consequential amendments to
the Articles of Association of the Company as a
result of the Bonus Shares Issue by the EGM of the
shareholders of the Company: a) the bonus issue of
shares of RMB 1.00 each in the capital of the Company
 [New Share[s]] to the shareholders of the Company
whose names appear on the register of holders of H
Shares and on the register of holders of A Shares,
respectively, on the record date [Record Date] to be
determined by the Board of Directors of the Company
[Board] on the basis of 6 New Shares for every 10
existing shares of the Company held on the Record
Date by the conversion of the amount of up to RMB
312.4 million standing to the credit of the capital
reserve of the Company and the application of the
same in paying up in full at par the New Shares
[Bonus Shares Issue] [and any fractional entitlement
to the New Shares will not be issued]; b] authorize
the Directors to exclude holders of H Shares [if any]
 who are residents outside Hong Kong of the PRC, on
account of prohibitions or requirements under
overseas laws or regulations or for some other
reasons which the Board considers to be expedient [as
 applicable], from being allotted and issued New
Shares [such Shares are referred to as Excluded
Shares hereafter]; and c] authorize the Directors to
take any and all steps or sign any and all documents
as they consider necessary desirable or expedient in
connection with the Bonus Shares Issue and the
transactions contemplated thereunder including the
dealing with any Excluded Shares and any fractional
entitlements to the New Shares and the proceeds from
the sale thereof in respect of the H Shares which
form part of the New Shares; for the purposes of this
 resolution, references to H Share[s] mean the
overseas listed foreign share[s] issued and/or to be
issued as a part of the New Shares [as the context
may require] in the capital of the Company with a RMB
 denominated par value of RMB 1.00 each and are
listed or proposed to be listed [as the case may be]
on the main board of the Stock Exchange; and
references to A Share[s] mean the ordinary share[s]
issued and/or to be issued as a part of the New

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEICHAI POWER CO LTD
  TICKER:                N/A             CUSIP:     Y9531A109
  MEETING DATE:          11/3/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, conditional upon: i] the                           ISSUER          YES          FOR               FOR
Listing Committee of The Stock Exchange of Hong Kong
Limited [Stock Exchange] granting or agreeing to
grant the listing of, and permission to deal in, the
H Shares [as specified] to be issued under the Bonus
Shares Issue [as specified]; ii] the approval by
and/or filing at the relevant governmental or
regulatory authorities of the People's Republic of
China [the PRC, which, for the purposes of this
resolution, excludes the Hong Kong Special
Administrative Region [Hong Kong] and the Macau
Special Administrative Region] being obtained and/or
completed [to the extent required under the relevant
PRC Laws, rules and regulations]; iii] the approval
of the Bonus Shares Issue by the class meeting of the
 holders of H Shares and of the holders of the A
shares [as specified], respectively; and iv] the
approval of resolution 2 [as specified] by the
shareholders of the Company: a) the bonus issue of
shares of RMB 1.00 each in the capital of the Company
 [New Share[s]] to the shareholders of the Company
whose names appear on the register of holders of H
Shares and on the register of holders of A Shares,
respectively, on the record date [Record Date] to be
determined by the Board of Directors of the Company
[Board] on the basis of 6 New Shares for every 10
existing shares of the Company held on the Record
Date by the conversion of the amount of up to RMB
312.4 million standing to the credit of the capital
reserve of the Company and the application of the
same in paying up in full at par the New Shares
[Bonus Shares Issue] [and any fractional entitlement
to the New Shares will not be issued]; b] authorize
the Directors to exclude holders of H Shares [if any]
 who are residents outside Hong Kong, on account of
prohibitions or requirements under overseas laws or
regulations or for some other reasons which the Board
 considers to be expedient [as applicable], from
being allotted and issued New Shares [such Shares are
 referred to as Excluded Shares hereafter]; and c]
authorize the Directors to take any and all steps or
sign any and all documents as they consider necessary
 desirable or expedient in connection with the Bonus
Shares Issue and the transactions contemplated
thereunder including the dealing with any Excluded
Shares and any fractional entitlements to the New
Shares and the proceeds from the sale thereof in
respect of the H Shares which form part of the New
Shares; for the purposes of this resolution,
references to H Share[s] mean the overseas listed
foreign share[s] issued and/or to be issued as a part
 of the New Shares [as the context may require] in
the capital of the Company with a RMB denominated par
 value of RMB 1.00 each and are listed or proposed to
 be listed [as the case may be] on the main board of
the Stock Exchange; and references to A Share[s] mean
 the ordinary share[s] issued and/or to be issued as
a part of the New Shares [as the context may require]
 in the capital of the Company with a RMB denominated
 par value of RMB 1.00 each and are listed or

PROPOSAL #S.2: Amend, conditional upon the approval                        ISSUER          YES          FOR               FOR
of Resolution 1 [as specified] by the shareholders of
 the Company and the Bonus Shares Issue [as specified
 in the said Resolution 1] becoming unconditional
[other than the reference therein to the approval of
this Resolution 2 by the shareholders of the
Company], the Articles 7, 19, 20, 21 and 24 to the
Articles of Association of the Company as a result of
 the Bonus Shares Issue as specified and authorize
any Director to modify such amendments as appropriate
 [such amendments will not be required to be approved
 by the shareholders of the Company] and to do all
such things as necessary in respect of the amendments
 to the Articles of Association of the Company
pursuant to the results of the Bonus Shares Issue and
 the requirements [if any] of the relevant
authorities of the People's Republic of China
[including but not limited to all applications,
filings and registrations with the relevant

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEICHAI POWER CO LTD
  TICKER:                N/A             CUSIP:     Y9531A109
  MEETING DATE:          2/11/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, the supplemental agreement                          ISSUER          YES          FOR               FOR
referred to in the section headed, II) Continuing
connected transactions, A) Weichai Continuing
Connected Transactions, 1) continuing connected
transactions between Weichai Holdings [and its
associates] and the Company [and its subsidiaries] a)
 provision of general services and labour services by
 Weichai Holdings [and its associates] [as the case
may be] to the Company, in the Letter from the Board
and the relevant New Caps as specified

PROPOSAL #2.: Approve, the supplemental agreement                          ISSUER          YES          FOR               FOR
referred to in the section headed, II) Continuing
connected transactions, A) Weichai Continuing
Connected Transactions, 1) continuing connected
transactions between Weichai Holdings [and its
associates] and the Company [and its subsidiaries] b)
 supply and/or connection of utilities by Weichai
Holdings [and its associates] [as the case may be] to
 the Company, in the Letter from the Board and the
relevant New Caps as specified

PROPOSAL #3.: Approve, the Weichai Purchase and                            ISSUER          YES          FOR               FOR
Processing Services Agreement referred to in the
section headed, II) Continuing connected
transactions, A) Weichai Continuing Connected
Transactions, 1) Continuing connected transactions
between Weichai Holdings [and its associates] and the
 Company [and its subsidiaries], c) purchase of
diesel engine parts and components, gas and scrap
metals, etc., materials and related products and
processing services by the Company from Weichai
Holdings [and its associates] [as the case may be] in
 the Letter from the Board and the relevant New Caps

PROPOSAL #4.: Approve, the Weichai Sale and                                ISSUER          YES          FOR               FOR
Processing Services Agreement referred to in the
section headed II) Continuing connected transactions,
 A) Weichai Continuing Connected Transactions, 1)
Continuing connected transactions between Weichai
Holdings [and its associates] and the Company [and
its subsidiaries], d) sale of diesel engines, diesel
engine parts and components, materials and related
products and provision of processing services by the
Company [and its subsidiaries] to Weichai Holdings
[and its associates] [as the case may be] in the
Letter from the Board and the relevant New Caps as
specified

PROPOSAL #5.: Approve, the supplemental agreement                          ISSUER          YES          FOR               FOR
referred to in the section headed, II) Continuing
connected transactions, A) Weichai Continuing
Connected Transactions, 2) Continuing connected
transactions between Fujian Longgong and Shanghai
Longgong [and their respective associates] and the
Company, sale of diesel engines and diesel engine
parts by the Company to Fujian Longgong and Shanghai
Longgong [and their respective associates] in the
Letter from the Board and the relevant New Caps as
specified

PROPOSAL #6.: Approve, the supplemental agreement to                       ISSUER          YES          FOR               FOR
the framework agreement dated 21 OCT 2003 referred to
 in the section headed II) Continuing connected
transactions, A) Weichai Continuing Connected
Transactions, 3) Continuing connected transactions
between Guangxi Liugong Machinery and the Company,
sale of diesel engines and diesel engine parts by the
 Company to Guangxi Liugong Machinery in the Letter
from the Board and the relevant New Caps as specified

PROPOSAL #7.: Approve, the supplemental agreement to                       ISSUER          YES          FOR               FOR
the master sales agreement dated 21 OCT 2003 referred
 to in the section headed, II) Continuing connected
transactions, A) Weichai Continuing Connected
Transactions, 4) Continuing connected transactions
between Weichai Deutz and the Company, a) sale of
semi-finished diesel engine parts and related
products by the Company to Weichai Deutz in the
Letter from the Board and the relevant New Caps as

PROPOSAL #8.: Approve the diesel engine parts and                          ISSUER          YES          FOR               FOR
components and related products purchase agreement
referred to in the section headed, II) Continuing
connected transactions, A) Weichai Continuing
Connected Transactions, 4) Continuing connected
transactions between Weichai Deutz and the Company,
b) purchase of diesel engine parts and components and
 related products by Weichai Resources from Weichai
Deutz in the Letter from the Board and the relevant
New Caps as specified

PROPOSAL #9.: Approve the diesel engines purchase                          ISSUER          YES          FOR               FOR
agreement referred to in the section headed, II)
Continuing connected transactions, A) Weichai
Continuing Connected Transactions, 4) Continuing
connected transactions between Weichai Deutz and the
Company c) purchase of diesel engines and related
products by the Company from Weichai Deutz in the
Letter from the Board and the relevant New Caps as
specified

PROPOSAL #10.: Approve, the supplemental agreement to                      ISSUER          YES          FOR               FOR
 the framework agreement dated 17 NOV 2003 referred
to in the section headed, II) Continuing connected
transactions, A) Weichai Continuing Connected
Transactions, 5) Continuing connected transactions
between Shandong Juli and the Company, a) sale of
diesel engines and related products by the Company to
 Shandong Juli in the Letter from the Board and the
relevant New Caps as specified

PROPOSAL #11.: Approve, the Juli Purchase and                              ISSUER          YES          FOR               FOR
Processing Services Agreement as specified, referred
to in the section headed, II) Continuing connected
transactions, A) Weichai Continuing Connected
Transactions, 5) Continuing connected transactions
between Shandong Juli and the Company, b) purchase of
 diesel engine parts and components, materials, steel
 and scrap metal, etc., and related products and
processing services by the Company and Weichai
Resources [as the case may be] from Shandong Juli in
the Letter from the Board and the relevant New Caps
as specified

PROPOSAL #12.: Approve the supplemental agreement to                       ISSUER          YES          FOR               FOR
the parts and components sale agreement dated 01 AUG
2007 referred to in the section headed, II)
Continuing connected transactions, B) TAGC Continuing
 Connected Transactions, 1) Continuing connected
transactions between SFGC and Fast Transmission, a)
sale of parts and components of transmissions and
related products by SFGC to Fast Transmission in the
Letter from the Board and the relevant New Caps as

PROPOSAL #13.: Approve the supplemental agreement to                       ISSUER          YES          FOR               FOR
the parts and components and related products
purchase agreement dated 01 AUG 2007 referred to in
the section headed, II) Continuing connected
transactions, B) TAGC Continuing Connected
Transactions, 1) Continuing connected transactions
between SFGC and Fast Transmission, b) purchase of
parts and components of transmissions and related
products by SFGC from Fast Transmission in the Letter
 from the Board and the relevant New Caps as specified

PROPOSAL #14.: Approve the supplemental agreement to                       ISSUER          YES          FOR               FOR
vehicles, parts and components and raw materials sale
 and heat processing agreement referred to in the
section headed, II) Continuing connected
transactions, B) TAGC Continuing Connected
Transactions, 2) Continuing connected transactions
between Shaanxi Zhongqi [and its subsidiaries] and
Shaanxi Automotive [and its associates], a) sale of
vehicles, parts and components of vehicles and
related products and provision of heat processing
services by Shaanxi Zhongqi, Hande Axle, Jingding and
 Tiangua [as the case may be] to Shaanxi Automotive
and its associates [as the case may be] in the Letter
 from the Board and the relevant New Caps as specified

PROPOSAL #15.: Approve the supplemental agreement to                       ISSUER          YES          FOR               FOR
the parts and components and scrap steel purchase
agreement dated 01 AUG 2007 referred to in the
section headed, II) Continuing connected
transactions, B) TAGC Continuing Connected
Transactions, 2) Continuing connected transactions
between Shaanxi Zhongqi [and its subsidiaries] and
Shaanxi Automotive [and its associates], b) purchase
of parts and components of vehicles, scrap steel and
related products by Shaanxi Zhongqi, Hande Axle,
Jingding, Shaanxi Import and Tiangua [as the case may
 be] from Shaanxi Automotives associates in the
Letter from the Board and the relevant New Caps as

PROPOSAL #16.: Approve the supplemental agreement to                       ISSUER          YES          FOR               FOR
off-road vehicles sale agreement dated 01 AUG 2007
referred to in the section headed, II) Continuing
connected transactions, B) TAGC Continuing Connected
Transactions, 3) Continuing connected transactions
between DFOVCL and Dong Feng Automotive [and its
associates] [as the case maybe], a) sale of off-road
vehicles by DFOVCL to Dong Feng Automotive in the
Letter from the Board and the relevant New Caps as
specified

PROPOSAL #17.: Approve the supplement agreement to                         ISSUER          YES          FOR               FOR
parts and components purchase agreement referred to
in the section headed, II) Continuing connected
transactions, B) TAGC Continuing Connected
Transactions, 3) Continuing connected transactions
between DFOVCL and Dong Feng Automotive [and its
associates] [as the case maybe], b) purchase of parts
 and components of off-road vehicles and related
products by DFOVCL from Dong Feng Automotive [and its
 associates] [as the case may be] and provision of
technical support services by Dong Feng Automotive to
 DFOVCL in the Letter from the Board and the relevant
 New Caps as specified

PROPOSAL #S.18: Authorize the Board of Directors,                          ISSUER          YES        AGAINST           AGAINST
[subject to the approval from the relevant PRC
regulatory authorities], within a period of 2 years
from the relevant registration in the PRC, a general
mandate to issue debentures [or other non-equity
related debt instruments], in 1 or more tranches,
with an amount less than RMB 2,700 million [the
Debenture Issue]; and authorize the Board of
Directors [or any committee thereof], taking into
consideration the specific needs of the Company and
other market conditions, to determine the terms and
conditions of and other matters relating to the
Debenture Issue [including, but not limited to, the
determination of the actual aggregate amount,
interest rate, rating, guarantee arrangements and use
 of the proceeds of the Debenture Issue]; and to do
all such acts which are necessary and incidental to
the Debenture Issue [including, but not limited to,
the securing of approvals, the determination of
selling arrangements and the preparation of relevant
application documents]; and to approve and ratify to
take all such steps which are necessary for the
purposes of executing the Debenture Issue [including,
 but not limited to, the execution of all requisite
documentation and the disclosure of relevant
information in accordance with application laws], and
 to the extent that any of the aforementioned acts
and steps have already been undertaken by the Board
of Directors [or any committee thereof] in connection
 with the Debenture Issue, such acts and steps

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEICHAI PWR CO LTD
  TICKER:                N/A             CUSIP:     Y9531A109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report of the                             ISSUER          YES          FOR               FOR
Company for the YE 31 DEC 2008

PROPOSAL #2.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #4.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company and the Auditors' report
for the YE 31 DEC 2008

PROPOSAL #5.: Approve the final financial report of                        ISSUER          YES          FOR               FOR
the Company for the YE 31 DEC 2008

PROPOSAL #6.: Approve the distribution of profit to                        ISSUER          YES          FOR               FOR
the shareholders of the Company for the YE 31 DEC 2008

PROPOSAL #7.: Re-appoint Shandong Zheng Yuan Hexin                         ISSUER          YES          FOR               FOR
Accountants Limited as the PRC Auditors of the
Company and authorize the Directors to determine
their remuneration [and, for the purpose of this
resolution, PRC means the People's Republic of China,
 but excluding Hong Kong, Macau and Taiwan]

PROPOSAL #8.: Re-appoint Messrs. Ernst & Young as the                      ISSUER          YES          FOR               FOR
 non-PRC Auditors of the Company and authorize the
Directors to determine their remuneration [and, for
the purpose of this resolution, PRC means the
People's Republic of China, but excluding Hong Kong,
Macau and Taiwan]

PROPOSAL #9.: Authorize the Board of Directors for                         ISSUER          YES          FOR               FOR
the payment of interim dividend [if any] to the
shareholders of the Company for the YE 31 DEC 2009

PROPOSAL #10.: Approve the amendments to the [working                      ISSUER          YES          FOR               FOR
 rules of the Remuneration Committee of the Board of
Directors] of the Company

PROPOSAL #S.11: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company [the Existing Articles]: 1) in the first
paragraph of Article 7 of the Existing Articles, the
words and amended at the AGM of 2008 held on 2009, be
 added after the words amended at the second EGM of
2008 held on 03 NOV 2008; 2) in the second paragraph
of Article 120 of the Existing Articles, the words 10
 days in the sentence the last day shall be the day
10 days before the date of general meeting be
replaced by 16 days; 3) the following be inserted
after the first paragraph of Article 201 of the
Existing Articles: the profit distribution policy of
the Company should focus on the reasonable the
investment return of the investors while ensuring the
 sustainability and stability, the cash dividend
distribution shall be made in due time, when the cash
 flow of the Company satisfied the needs for normal
production, operation and development

PROPOSAL #S.12: Authorize the Board of the Directors                       ISSUER          YES        AGAINST           AGAINST
to separately or concurrently allot, issue and deal
with additional A Shares and/or H Shares and to make
or grant offers, agreements and/or options in respect
 thereof, subject to the following conditions: a) the
 general mandate shall not extend beyond the relevant
 period save that the Board of Directors may during
the relevant period make or grant offers, agreements
and/or options which may require the exercise of such
 power after the end of the relevant period; b) the
aggregate nominal amount of the A Shares and the H
Shares allotted and issued or agreed conditionally or
 unconditionally to be allotted and issued [whether
pursuant to an option or otherwise] by the Board of
Directors [otherwise than pursuant to any scrip
dividend scheme [or similar arrangement providing for
 the allotment and issue of shares in lieu of the
whole or part of a dividend], any share option
scheme, a rights issue or any separate approval of
the shareholders of the Company] shall not exceed 20%
 of the aggregate nominal amount of the A and H
Shares in issue, respectively, in each case as at the
 date of passing of this resolution; and c) the Board
 of Directors will only exercise its power under the
general mandate in accordance with the Company Law of
 the People's Republic of China [the PRC, which for
the purpose of this resolution excludes the Hong Kong
 Special Administrative Region [Hong Kong], the Macau
 Special Administrative Region and Taiwan] and the
Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited [as may be
amended from time to time] and, if required, only if
all necessary approvals from the China Securities
Regulatory Commission and/or other relevant PRC
government authorities are obtained [provided that in
 the event that A Shares are to be issued pursuant to
 the General Mandate, and if the then applicable laws
 and regulations of the PRC require such issue to be
approved by the shareholders of the Company, further
meeting(s) of the shareholders of the Company will be
 convened to consider and approve such a share issue;
 and in the event that the general mandate is not
approved by the relevant regulatory authorities in
the PRC in respect of the issue of A Shares, the
general mandate shall be limited to the issue of H
Shares only]; [Authority expires the earlier of the
conclusion the conclusion of the next AGM of the
Company following the passing of this special
resolution, unless, by a special resolution passed at
 that meeting, the General Mandate is renewed, either
 unconditionally or subject to conditions or the
expiry of the period within which the next AGM is
required by the Articles of Association of the
Company or any applicable law to be held]; and
authorize the Board of Directors, contingent on the
Board of Directors resolving to exercise the general
mandate and/or issue shares pursuant to this
resolution above: a) to approve, execute and do,
and/or procure to be executed and done, all such
documents, deeds and matters which it may consider

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEIFU HIGH-TECHNOLOGY CO LTD
  TICKER:                N/A             CUSIP:     Y95338102
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the remuneration and                                 ISSUER          YES          FOR               FOR
Remuneration Incentive Evaluation Plan

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEIFU HIGH-TECHNOLOGY CO LTD
  TICKER:                N/A             CUSIP:     Y95338102
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 annual report and its                       ISSUER          YES          FOR               FOR
abstract

PROPOSAL #4.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report and 2008 Profit Distribution Plan: 1) cash
dividen/10 shares [tax included]: CNY 1.6200; 2)
bonus issue from profit [share/10 shares]: none; 3)
bonus issue from capital reserve [share/10 shares]:

PROPOSAL #5.: Approve the report of asset                                  ISSUER          YES          FOR               FOR
depreciation and write-off of assets

PROPOSAL #6.: Approve the 2009 estimate of the                             ISSUER          YES          FOR               FOR
Company's continuing related transactions

PROPOSAL #7.: Re-appoint the Company's Audit Firm and                      ISSUER          YES          FOR               FOR
 its payment

PROPOSAL #8.: Approve the 2009 allowance for the                           ISSUER          YES          FOR               FOR
Independent Directors

PROPOSAL #9.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #10.: Approve the working rules of online                         ISSUER          YES          FOR               FOR
voting of general meeting of shareholders

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEIQIAO TEXTILE COMPANY LTD
  TICKER:                N/A             CUSIP:     Y95343102
  MEETING DATE:          12/16/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve: the Company's entering into of                      ISSUER          YES          FOR               FOR
 the new cotton/grey fabric and denim supply
agreement [New Cotton/Grey Fabric and Denim Supply
Agreement] with [Shandong Weiqiao Chuangye Group
Company Limited] [Holding Company] on 20 OCT 2008 for
 a period of 3 years commencing from 01 JAN 2009 and
ending 31 DEC 2011; the estimated maximum values of
the annual aggregate supply of cotton yarn, grey
fabric and denim by the Company and its subsidiaries
[the Group] to Holding Company, it subsidiaries and
associates [the Parent Group] [as specified] for each
 of the 3 YE 31 DEC 2011; and authorize any Director
of the Company to do such other acts and things,
enter into all such transactions and arrangements,
execute such other documents and/or deeds and/or take
 all such steps, which in their opinion may be
necessary, desirable or expedient to implement the
New Cotton/Grey Fabric and Denim Supply Agreement and
 the continuing connected transaction contemplated
there under with such changes as the Directors of the
 Company may consider necessary, desirable or

PROPOSAL #2.: Approve to renew the Company's entering                      ISSUER          YES          FOR               FOR
 into of the agreement in accordance with the
automatic renewal mechanism set out in the Old Supply
 of Raw Materials Agreement [Renewed Supply of Raw
Materials Agreement] with Itochu Corporation [Itochu]
 on 28 DEC 2006 for a period of 3 years commencing
from 01 JAN 2009 and ending 31 DEC 2011 on the same
terms and conditions as the Old Supply of Raw
Materials Agreement; the estimated maximum values of
the annual aggregate supply of cotton yarn and grey
fabric by the Company and its subsidiaries [the
Group] to Itochu [as specified] for each of the 3 YE
31 DEC 2011 and authorize any Director of the Company
 to do such other acts and things, enter into all
such transactions and arrangements, execute such
other documents and/or deeds and/or take all such
steps, which in their opinion may be necessary,
desirable or expedient to implement the Renewed
Supply of Raw Materials Agreement and the continuing
connected transaction contemplated there under with
such changes as the Directors of the Company may
consider necessary, desirable or expedient

PROPOSAL #3.: Approve: the Company's entering into of                      ISSUER          YES          FOR               FOR
 the supplemental electricity supply agreement
[Supplemental Electricity Supply Agreement] with
Holding Company on 20 OCT 2008; the estimated maximum
 values of the annual aggregate supply of electricity
 by the Group to Parent Group [as specified] for each
 of the 3 YE 31 DEC 2010 and authorize any Director
of the Company to do such other acts and things,
enter into all such transactions and arrangements,
execute such other documents and/or deeds and/or take
 all such steps, which in their opinion may be
necessary, desirable or expedient to implement the
Supplemental Electricity Supply Agreement with such
changes as the Directors of the Company may consider
necessary, desirable or expedient

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEIQIAO TEXTILE COMPANY LTD
  TICKER:                N/A             CUSIP:     Y95343102
  MEETING DATE:          6/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the consolidated audited                             ISSUER          YES          FOR               FOR
financial statements of the Company, the report of
the Board of Directors of the Company, the report of
the Supervisory Committee of the Company, the report
of the Final Accounts of the Company and the Report
of the International Auditors, for the YE 31 DEC 2008

PROPOSAL #2.: Approve the profit distribution                              ISSUER          YES          FOR               FOR
proposal of the Company and the relevant declaration
and payment of a final dividend for the YE 31 DEC 2008

PROPOSAL #3.: Approve the annual remuneration                              ISSUER          YES          FOR               FOR
proposal for the Company's Directors and Supervisors
for the YE 31 DEC 2009

PROPOSAL #4.: Re-appoint the Ernst & Young Hua Ming                        ISSUER          YES          FOR               FOR
as the Company's domestic Auditors for the YE 31 DEC
2009 and Ernst & Young as the Company's international
 Auditors for the YE 31 DEC 2009 and the granting of
the authorization to the Board of Directors of the
Company to determine their remuneration

PROPOSAL #5.: Approve the appointment of Ms. Zhang                         ISSUER          YES          FOR               FOR
Hongxia as an Executive Director

PROPOSAL #6.: Approve the appointment of Mr. Qi                            ISSUER          YES          FOR               FOR
Xingli as an Executive Director

PROPOSAL #7.: Approve the appointment of Ms. Zhao                          ISSUER          YES          FOR               FOR
Suwen as an Executive Director

PROPOSAL #8.: Approve the appointment of Ms. Zhang                         ISSUER          YES        AGAINST           AGAINST
Yanhong as an Executive Director

PROPOSAL #9.: Approve the appointment of Mr. Zhang                         ISSUER          YES          FOR               FOR
Shiping as a Non-Executive Director

PROPOSAL #10.: Approve the appointment of Mr. Wang                         ISSUER          YES          FOR               FOR
Zhaoting as a Non-Executive Director

PROPOSAL #11.: Approve the appointment of Mr. Wang                         ISSUER          YES          FOR               FOR
Naixin as an Independent Non-Executive Director

PROPOSAL #12.: Approve the appointment of Mr. Xu                           ISSUER          YES          FOR               FOR
Wenying as an Independent Non-Executive Director

PROPOSAL #13.: Approve the appointment of Mr. Chan                         ISSUER          YES          FOR               FOR
Wing Yau, George as an Independent Non-Executive
Director

PROPOSAL #14.: Approve the appointment of Mr. Liu                          ISSUER          YES          FOR               FOR
Mingping as a Supervisor

PROPOSAL #15.: Approve the appointment of Mr. Lu                           ISSUER          YES          FOR               FOR
Tianfu as an Independent Supervisor

PROPOSAL #16.: Approve the appointment of Ms. Wang                         ISSUER          YES          FOR               FOR
Wei as an Independent Supervisor

PROPOSAL #17.: Approve other business, if any                              ISSUER          YES        AGAINST           AGAINST

PROPOSAL #S.18: Authorize the Board of Directors of                        ISSUER          YES        AGAINST           AGAINST
the Company to allot, issue and deal with additional
shares in the capital of the Company, whether
Domestic Shares or H Shares, separately or at the
same time, or make or grant offers, agreements or
options, subject to the following conditions: [a]
such mandate shall not extend beyond the Relevant
Period save that the Board of Directors of the
Company may during the Relevant Period make or grant
offers, agreements or options which might require the
 exercise of such powers after the end of the
Relevant Period; [b] the aggregate nominal amount of
shares, whether Domestic Shares or H Shares,
allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted,
issued and dealt with by the Board of Directors of
the Company pursuant to such mandate, shall not
exceed: [i] in the case of Domestic Shares, 20% of
the aggregate nominal amount of Domestic Shares of
the Company in issue; and [ii] in the case of H
Shares, 20% of the aggregate nominal amount of H
Shares of the Company in issue, in each case as of
the date of this Resolution; and [c] the Board of
Directors of the Company shall only exercise its
power under such mandate in accordance with the
Company Law of the PRC and the Rules Governing the
Listing of Securities on The Stock Exchange of Hong
Kong Limited [as the same may be amended from time to
 time] and only if all necessary approvals [if
required] from the China Securities Regulatory
Commission and/or other relevant PRC governmental
authorities are obtained; and [2] contingent on the
Board of Directors of the Company resolving to issue
shares pursuant to sub-paragraph [1] of this
Resolution, the Board of Directors of the Company be
authorized to: [a] approve, execute and do or procure
 to be executed and done, all such documents, deeds
and things as it may consider necessary in connection
 with the issue of such new shares including [without
 limitation]: [i] determine the class and number of
shares to be issued; [ii] determine the issue price
of the new shares; [iii] determine the opening and
closing dates of the new issue; [iv] determine the
use of proceeds of the new issue; [v] determine the
class and number of new shares [if any] to be issued
to the existing shareholders; [vi] make or grant such
 offers, agreements and options as may be necessary
in the exercise of such powers; and [vii] in the case
 of an offer or allotment of shares to the
shareholders of the Company, exclude shareholders who
 are resident outside the PRC or the Hong Kong
Special Administrative Region of the PRC [Hong Kong]
on account of prohibitions or requirements under
overseas Laws or regulations or for some other
reason[s] which the Board of Directors of the Company
 considers necessary or expedient; [b] increase the
registered capital of the Company in accordance with
the actual increase of capital by issuing shares
pursuant to sub-paragraph [1] of this Resolution,
register the increased capital with the relevant

PROPOSAL #S.19: Amend the Articles of Association of                       ISSUER          YES          FOR               FOR
the Company and authorize the Board of Directors to
take all necessary actions in respect of such
amendments including obtaining approvals from the
relevant authorities, if required

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WENDEL, PARIS
  TICKER:                N/A             CUSIP:     F98370103
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O.1: Approve the unconsolidated accounts                         ISSUER          YES          FOR               FOR
for the 2008 FY

PROPOSAL #O.2: Approve the consolidated accounts for                       ISSUER          YES          FOR               FOR
the 2008 FY

PROPOSAL #O.3: Approve the distribution of profits,                        ISSUER          YES          FOR               FOR
fixation and distribution of dividends

PROPOSAL #O.4: Approve the agreements referred to in                       ISSUER          YES          FOR               FOR
Articles L.225-38 and sequence and L.225-86 and
sequence of the Commercial Code

PROPOSAL #O.5: Approve the commitments taken in case                       ISSUER          YES        AGAINST           AGAINST
of cessation Mr. Frederic Lemoine's duties, Board of
Directors Chairman, referred to in Articles L.225-86
and sequence and L.225-90-1 of the Commercial Code

PROPOSAL #O.6: Approve to renew the supervisory                            ISSUER          YES        AGAINST           AGAINST
Member's mandate

PROPOSAL #O.7: Approve to renew the supervisory                            ISSUER          YES          FOR               FOR
Member's mandate

PROPOSAL #O.8: Approve to renew the supervisory                            ISSUER          YES        AGAINST           AGAINST
Member's mandate

PROPOSAL #O.9: Authorize the Board of Directors to                         ISSUER          YES          FOR               FOR
operate on the Company's shares

PROPOSAL #E.10: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to issue shares or securities giving access to
capital with maintenance of preferential subscription
 rights

PROPOSAL #E.11: Authorize the Board of Directors in                        ISSUER          YES        AGAINST           AGAINST
order to issue shares or securities giving access to
capital with cancellation of preferential
subscription rights

PROPOSAL #E.12: Authorize the Board of Directors for                       ISSUER          YES        AGAINST           AGAINST
an extension of capital increase in case of excess
demand

PROPOSAL #E.13: Authorize the Board of Directors                           ISSUER          YES          FOR               FOR
carry out a capital increase to remunerate
contributions in kind, of equity securities or

PROPOSAL #E.14: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the share capital by incorporation of
reserves, profits, premiums

PROPOSAL #E.15: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
reduce the share capital by cancellation of shares

PROPOSAL #E.16: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
increase the capital by issuing shares or securities
giving access to the capital reserved for the Members
 of a Company Savings Plan

PROPOSAL #E.17: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
grant shares purchase options for the benefit of the
Corporate Managers and employees

PROPOSAL #E.18: Authorize the Board of Directors to                        ISSUER          YES        AGAINST           AGAINST
freely allocate shares to the Corporate Managers and
employees

PROPOSAL #OE19: Powers for the accomplishment of                           ISSUER          YES          FOR               FOR
formalities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WESFARMERS LTD, PERTH WA
  TICKER:                N/A             CUSIP:     Q95870103
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the reports of the Directors and the Auditors for the
 YE 30 JUN 2008

PROPOSAL #2.A: Re-elect Dr. Robert [Bob] Lindsay                           ISSUER          YES          FOR               FOR
Every as a Director, who retire by rotation in
accordance with the Company's Constitution

PROPOSAL #2.B: Re-elect Mr. Gene Thomas Tilbrook as a                      ISSUER          YES          FOR               FOR
 Director, who retire by rotation in accordance with
the Company's Constitution

PROPOSAL #3.: Approve and adopt, the new Constitution                      ISSUER          YES          FOR               FOR
 tabled at the AGM and as specified, the Constitution
 of the Company, in place of the current
Constitution, with effect from the close of the

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WESFARMERS LTD, PERTH WA
  TICKER:                N/A             CUSIP:     Q95870186
  MEETING DATE:          11/13/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
the reports of the Directors and the Auditors for the
 YE 30 JUN 2008

PROPOSAL #2.a: Re-elect Dr. Robert [Bob] Lindsay                           ISSUER          YES          FOR               FOR
Every as a Director, who retire by rotation in
accordance with the Company's Constitution

PROPOSAL #2.b: Re-elect Mr. Gene Thomas Tilbrook as a                      ISSUER          YES          FOR               FOR
 Director, who retire by rotation in accordance with
the Company's Constitution

PROPOSAL #S.3: Approve and adopt the New Constitution                      ISSUER          YES          FOR               FOR
 of the Company as specified, in place of the current
 Constitution, with effect from the close of the

PROPOSAL #4.: Adopt the remuneration report for the                        ISSUER          YES        AGAINST           AGAINST
YE 30 JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEST AUSTRALIAN NEWSPAPERS HOLDINGS LTD
  TICKER:                N/A             CUSIP:     Q9594W120
  MEETING DATE:          11/5/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          NO           N/A               N/A
reports of the Directors for the YE 30 JUN 2008,
together with the Directors' and the Auditors' report
 for that period

PROPOSAL #2.: Re-elect Mr. Douglas Ronald Flynn as a                       ISSUER          YES          FOR               FOR
Director, who retires in accordance with the
Company's Constitution

PROPOSAL #3.: Re-elect Mr. Kerry Matthew Stokes AC as                      ISSUER          YES          FOR               FOR
 a Director, who retires in accordance with the
Company's Constitution

PROPOSAL #4.: Re-elect Mr. Peter Joshua Thomas                             ISSUER          YES          FOR               FOR
Gammell as a Director, who retires in accordance with
 the Company's Constitution

PROPOSAL #5.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
year ending 30 JUN 2008

PROPOSAL #S.6: Amend the Company's Constitution by                         ISSUER          YES          FOR               FOR
re-inserting the provisions of Rule 6 [Plebiscite to
approve proportional takeover Schemes] which
provisions ceased to apply on 06 OCT 2008 [being 3
years after the date on which they were last renewed
by shareholders]

PROPOSAL #7.: Approve, for all purposes including ASX                      ISSUER          YES          FOR               FOR
 Listing Rule 10.17 and Rule 8.3 of the Company's
Constitution, the total aggregate amount available to
 the Non-Executive Directors for their services each
year be increased from AUD 850,000 to AUD 1,200,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WEST JAPAN RAILWAY COMPANY
  TICKER:                N/A             CUSIP:     J95094108
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Shareholders' Proposals : Dismissal of                      ISSUER          YES        AGAINST             FOR
 a Director

PROPOSAL #3.2: Shareholders' Proposals : Dismissal of                      ISSUER          YES        AGAINST             FOR
 a Director

PROPOSAL #3.3: Shareholders' Proposals : Dismissal of                      ISSUER          YES        AGAINST             FOR
 a Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WESTFIELD GROUP, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q97062105
  MEETING DATE:          5/6/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To discuss the Company's financial                           ISSUER          NO           N/A               N/A
statements and reports for the YE 31 DEC 2008

PROPOSAL #2.: Approve the Company's remuneration                           ISSUER          YES          FOR               FOR
report for the FYE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Roy L. Furman, as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with the Company's Constitution

PROPOSAL #4.: Re-elect Mr. Stephen P. Johns as a                           ISSUER          YES        AGAINST           AGAINST
Director of the Company, who retires by rotation in
accordance with the Company's Constitution

PROPOSAL #5.: Re-elect Mr. Steven M. Lowy as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with the Company's Constitution

PROPOSAL #6.: Elect Mr. Lord [Peter] H. Goldsmith QC                       ISSUER          YES          FOR               FOR
PC as a Director of the Company

PROPOSAL #7.: Elect Mr. Brian M. Schwartz AM as a                          ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #S.8: Approve, the issue of 276,190,500                           ISSUER          YES          FOR               FOR
stapled securities each comprising a share in
Westfield Holdings Limited, a unit in Westfield Trust
 and a unit in Westfield America Trust [Stapled
Security], to certain institutional and sophisticated
 investor at AUD 10.50 per stapled security issued on
 12 FEB 2009 as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WESTON GEORGE LTD CPN RCPT CDS-
  TICKER:                N/A             CUSIP:     961148509
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect the Directors of the Corporation                       ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #2.: Appoint KPMG LLP as the Corporation's                        ISSUER          YES          FOR               FOR
Auditors and authorize the Directors to fix their
remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WESTPAC BANKING CORP, SYDNEY NSW
  TICKER:                N/A             CUSIP:     Q97417101
  MEETING DATE:          12/11/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial report, the                            ISSUER          NO           N/A               N/A
Director's report and the Auditor's report for the YE
 30 SEP 2008

PROPOSAL #2.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 30 SEP 2008

PROPOSAL #3.a: Re-elect Ms. Elizabeth Blomfield Bryan                      ISSUER          YES          FOR               FOR
 as a Director of Westpac

PROPOSAL #3.b: Re-elect Ms. Carolyn Judith Hewson as                       ISSUER          YES          FOR               FOR
a Director of Westpac

PROPOSAL #3.c: Re-elect Mr. Lindsay Philip Maxsted as                      ISSUER          YES          FOR               FOR
 a Director of Westpac

PROPOSAL #3.d: Elect Mr. John Simon Curtis as a                            ISSUER          YES          FOR               FOR
Director of Westpac

PROPOSAL #3.e: Elect Mr. Peter John Oswin Hawkins as                       ISSUER          YES          FOR               FOR
a Director of Westpac

PROPOSAL #3.f: Elect Mr. Graham John Reaney as a                           ISSUER          YES          FOR               FOR
Director of Westpac

PROPOSAL #4.: Approve to increase the maximum                              ISSUER          YES        AGAINST           AGAINST
aggregate amount of annual remuneration that may be
paid to the Non-Executive Directors by AUD 1.5
million, from AUD 3 million to AUD 4.5 million, with
effect from the merger implementation date

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WHARF HLDGS LTD
  TICKER:                N/A             CUSIP:     Y8800U127
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditors for the
 YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the YE 31                       ISSUER          YES          FOR               FOR
DEC 2008

PROPOSAL #3.A: Re-elect Mr. Peter K. C. Woo, as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Mr. Stephen T. H. Ng as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Ms. Doreen Y. F. Lee as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.D: Re-elect Mr. Paul Y. C. Tsui as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.E: Re-elect Mr. Hans Michael Jebsen as a                       ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.F: Re-elect Mr. James E. Thompson as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 subject to this Resolution, to purchase shares in
the capital of the Company, during the relevant
period, the aggregate nominal amount of shares which
may be purchased on the Stock Exchange of Hong Kong
Limited or any other stock exchange recognized for
this purpose by the securities and futures Commission
 and the Stock Exchange of Hong Kong Limited under
the Code on share repurchases pursuant to the
approval, shall not exceeding 10% of the aggregate
nominal amount of the share capital of the Company in
 issue as at the date of passing this resolution;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by Law to be held]

PROPOSAL #6.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to this Resolution, to allot, issue and deal
 with additional shares in the Capital of the Company
 and to make or grant offers, agreements, warrants,
options and other securities during and after the
relevant period, the aggregate nominal amount of the
share capital of the Company in issue as at the date
of this resolution, otherwise than pursuant to: [i] a
 Rights Issue [as specified], or [ii] any scrip
dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a
 dividend on shares of the Company in accordance with
 the Articles of Association of the Company, shall
not exceed the aggregate of: 20% of the aggregate
nominal amount of the share capital of the Company in
 issue at the date of passing this Resolution; plus
[if the Directors are so authorized by a separate
ordinary resolution of the shareholders of the
Company] the nominal amount of share capital of the
Company repurchased by the Company subsequent to the
passing of this Resolution [up to a maximum
equivalent to 10% of the aggregate nominal amount of
the share capital of the Company in issue at the date
 of passing this Resolution]; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by Law to be

PROPOSAL #7.: Approve, the general mandate granted to                      ISSUER          YES        AGAINST           AGAINST
 the Directors of the Company to exercise the powers
of the Company to allot, issue and deal with any
additional shares of the Company pursuant to ordinary
 Resolution 6, by the addition thereto of an amount
representing the aggregate nominal amount of the
share capital of the Company repurchased by the
Company under the authority granted pursuant to
ordinary Resolution 5, provided that such extended
amount shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue
at the date of passing this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WHEELOCK & CO LTD
  TICKER:                N/A             CUSIP:     Y9553V106
  MEETING DATE:          6/8/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the financial statements and                         ISSUER          YES          FOR               FOR
the reports of the Directors and the Auditors for the
 FYE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend for the FYE 31                      ISSUER          YES          FOR               FOR
 DEC 2008

PROPOSAL #3.A: Re-elect Mr. Peter K. C. Woo as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.B: Re-elect Mr. Paul Y. C. Tsui as a                           ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Alexander S. K. Au as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.D: Re-elect Mr. Kenneth W. S. Ting as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #4.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Company and authorize the Directors to fix their
remuneration

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to purchase shares of the Company on The Stock
Exchange of Hong Kong Limited or any other stock
exchange on which the shares of the Company have been
 or may be listed and recognized by the Securities
and Futures Commission of Hong Kong and The Stock
Exchange of Hong Kong Limited under the Code on Share
 Repurchases for such purposes, subject to and in
accordance with all applicable laws and regulations,
not exceeding 10% of the aggregate nominal amount of
the issued share capital of the Company; [Authority
expires earlier at the conclusion of the next AGM of
the Company or the expiration of the period within
which the next AGM of the Company is required by law
to be held]

PROPOSAL #6.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares in the capital of
the Company and make or grant offers, agreements and
options during and after the relevant period, not
exceeding the aggregate of a) 20% of the aggregate
nominal amount of the issued share capital of the
Company; plus b) the nominal amount of share capital
repurchased [up to 10% of the aggregate nominal
amount of the issued share capital], otherwise than
pursuant to i) a rights issue; or ii) any scrip
dividend or similar arrangement; [Authority expires
earlier at the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by law to be

PROPOSAL #7.: Approve top extend the general mandate                       ISSUER          YES        AGAINST           AGAINST
granted to the Directors of the Company to exercise
the powers of the Company to allot, issue and deal
with any additional shares of the Company pursuant to
 Resolution 6 by the addition of an amount
representing the aggregate nominal amount of the
share capital of the Company purchased by the Company
 under the authority granted pursuant to Resolution
5, provided that such extended amount shall not
exceed 10% of the aggregate nominal amount of the
share capital of the Company in issue at the date of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WHEELOCK PPTYS SINGAPORE LTD
  TICKER:                N/A             CUSIP:     Y95738111
  MEETING DATE:          4/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the reports of the                         ISSUER          YES          FOR               FOR
Directors and Auditors and the Audited Accounts for
the FYE 31 DEC 2008

PROPOSAL #2.: Approve a first and final dividend of 6                      ISSUER          YES          FOR               FOR
 cents one-tier tax exempt dividend per share for the
 FYE 31 DEC 2008

PROPOSAL #3.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 239,808 [2007: SGD 154,500] for the FYE 31 DEC
 2008

PROPOSAL #4.: Re-elect Mr. Ng Guan Tiong as a                              ISSUER          YES          FOR               FOR
Director who retires pursuant to Article 109 of the
Articles of Association of the Company

PROPOSAL #5.: Re-elect Mr. Tan Zing Yan as a Director                      ISSUER          YES          FOR               FOR
 who retires pursuant to Article 109 of the Articles
of Association of the Company

PROPOSAL #6.: Re-elect Mr. David Tik En Lim as a                           ISSUER          YES          FOR               FOR
Director who retires pursuant to Article 118 of the
Articles of Association of the Company

PROPOSAL #7.: Re-elect Mr. Colm Martin McCarthy as a                       ISSUER          YES          FOR               FOR
Director who retires pursuant to Article 118 of the
Articles of Association of the Company

PROPOSAL #8.: Re-appoint Mr. Frank Yung-Cheng Yung as                      ISSUER          YES          FOR               FOR
 a Director retiring pursuant to Section 153(6) of
the Companies Act, Chapter 50, to hold office until
the next AGM of the Company; to record the retirement
 of Mr. Richard Edward Hale and Mr. Tan Swan Jeng as
Directors pursuant to Section 153(2) of the Companies
 Act, Chapter 50, Mr. Hale and Mr. Tan have decided
not to seek re-appointment

PROPOSAL #9.: Re-appoint KPMG LLP as the Auditor and                       ISSUER          YES          FOR               FOR
authorize the Directors to fix their remuneration

PROPOSAL #10.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies
Act, Chapter 50 and the rules, guidelines and
measures issued by the Singapore Exchange Securities
Trading Limited [SGX-ST], to: (i) issue shares in the
 capital of the Company [shares]; or (ii) convertible
 securities; or (iii) additional convertible
securities issued pursuant to adjustments; or (iv)
shares arising from the conversion of the securities
in (ii) and (iii) above, (whether by way of rights,
bonus or otherwise or in pursuance of any offer,
agreement or option made or granted by the Directors
during the continuance of this authority or
thereafter) at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit (notwithstanding the authority conferred by
this Resolution may have ceased to be in force),
provided that: 1) the aggregate number of shares to
be issued pursuant to this resolution (including
shares to be issued in pursuance of convertible
securities made or granted pursuant to this
Resolution) does not exceed 50% of the total number
of issued shares [excluding treasury shares] in the
capital of the Company (as calculated in accordance
with sub-paragraph (2) below) [Issued Shares],
provided that the aggregate number of shares to be
issued other than on a pro rata basis to shareholders
 of the Company (including shares to be issued in
pursuance of convertible securities made or granted
pursuant to this resolution) does not exceed 20% of
the total number of Issued Shares; 2) (subject to
such manner of calculation as may be prescribed by
the SGX-ST) for the purpose of determining the
aggregate number of shares that may be issued under
sub-paragraph (1) above, the percentage of issued
shares shall be based on the total number of issued
shares (excluding treasury shares) in the capital of
the Company at the time this resolution is passed,
after adjusting for: (i) new shares arising from the
conversion or exercise of any convertible securities;
 and (ii) any subsequent bonus issue, consolidation
or subdivision of shares; 3) in exercising the
authority conferred by this Resolution, the Company
shall comply with the rules, guidelines and measures
issued by the SGX-ST for the time being in force
(unless such compliance has been waived by the SGX-
ST) and the Articles of Association for the time
being of the Company; and [authority shall continue
in force until the conclusion of the next AGM of the
Company or the date by which the next AGM of the

PROPOSAL #11.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, to make purchases from time to time (whether
 by way of market purchases or off-market purchases
on an equal access scheme) of ordinary shares up to
10% of the issued ordinary share capital of the
Company as at the date of this Resolution or as at
the date of the last AGM of the Company (whichever is
 the higher) at any price up to but not exceeding the
 Maximum Price (as defined in the Addendum dated 09
APR 2009 to Shareholders of the Company, being an
addendum to the annual report of the Company for the
YE 31 DEC 2008), in accordance with the Guidelines on
 Share Purchases set out in Appendix II of the
Company's Circular to Shareholders dated 30 JUN 2002
as supplemented by the amendments contained in the
addendum to Shareholders dated 03 JUL 2006 [the
Amended Guidelines on Share Purchases] and [authority
 continue in force until the date on which the next
AGM of the Company is held or is required by law to
be held, whichever is the earlier]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WHITBREAD & CO LTD
  TICKER:                N/A             CUSIP:     G9606P197
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report and the                            ISSUER          YES          FOR               FOR
accounts for the YE 26 FEB 2009

PROPOSAL #2.: Approve the remuneration report                              ISSUER          YES          FOR               FOR

PROPOSAL #3.: Declare a final dividend of 26.90p per                       ISSUER          YES          FOR               FOR
ordinary share excluding those shares owned by
shareholders who elect, or have elected, to
participate in the Scrip

PROPOSAL #4.: Elect Mr. Patrick Dempsey as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Alan Parker as a Director                       ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Re-appoint Ernst Young LLP as the                            ISSUER          YES          FOR               FOR
Auditor and authorize the Directors to set the
Auditor's remuneration

PROPOSAL #7.: Approve to renew the authority given to                      ISSUER          YES          FOR               FOR
 the Board to allot shares

PROPOSAL #8.: Grant authority to make the scrip                            ISSUER          YES          FOR               FOR
dividend offers to shareholders

PROPOSAL #S.9: Approve to renew the authority given                        ISSUER          YES          FOR               FOR
to the Directors to allot equity securities for cash
other than on a pro rata basis including authority to
 sell treasury shares

PROPOSAL #S.10: Authorize the Company to purchase                          ISSUER          YES          FOR               FOR
17,440,937 ordinary shares

PROPOSAL #S.11: Authorize the Company to call a                            ISSUER          YES          FOR               FOR
meeting on not less than 14 clear days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WIENERBERGER BAUSTOFFINDUSTRIE AKTIENGESELLSCHAFT
  TICKER:                N/A             CUSIP:     A95384110
  MEETING DATE:          5/14/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the approved annual                          ISSUER          NO           N/A               N/A
financial statements for the financial year 2008 and
the Review of Operations for the Company, together
with the Review of Operations for the Group, as well
as the consolidated financial statements for the
financial year 2008 and the Report of the Supervisory
 Board for the financial year 2008.

PROPOSAL #2.: Resolution on the distribution of                            ISSUER          NO           N/A               N/A
profits pursuant to the annual financial statements
for 2008.

PROPOSAL #3.A: Discharging the Management Board from                       ISSUER          NO           N/A               N/A
liability for the 2008 business year

PROPOSAL #3.B: Discharging the Supervisory Board from                      ISSUER          NO           N/A               N/A
 liability for the 2008 business year

PROPOSAL #4.: Election of the auditors for the                             ISSUER          NO           N/A               N/A
business year 2009

PROPOSAL #5.A: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Friedrich Kadrnoska

PROPOSAL #5.B: Elections to the Supervisory Board:                         ISSUER          NO           N/A               N/A
Peter Johnson

PROPOSAL #6.: Resolution on an authorized capital and                      ISSUER          NO           N/A               N/A
 on the amendment of Paragraph 4 (3) of the Articles
of Association (Authorized Capital)

PROPOSAL #7.: Resolution on the revocation of the                          ISSUER          NO           N/A               N/A
resolution under Item 6 of the Agenda, on an
authorized capital and on the amendment of Paragraph
4 (3) of the Articles of Association (Authorized

PROPOSAL #8.: Resolution authorizing the Managing                          ISSUER          NO           N/A               N/A
Board, with the approval of the Supervisory Board, to
 issue convertible bonds, also in multiple tranches,
granting entitlement to subscription or conversion
rights respectively provide for an obligation to
subscription or conversion for up to 41,973,844
shares of the Company. The Managing Board may
allocate shares to bond holders under the conditional
 capital and/or own shares. The amount of capital
issued and the issue conditions are to be determined
by the Managing Board with the approval of the
Supervisory Board. This authorization is valid until

PROPOSAL #9.: Resolution on a conditional capital                          ISSUER          NO           N/A               N/A
increase and the revision of Paragraph 4 of the
Articles of Association (Registered Capital and
Shares) in relation to the conditional increase of
share capital.

PROPOSAL #10.: Resolution authorizing the Managing                         ISSUER          NO           N/A               N/A
Board, with the approval of the Supervisory Board, to
 grant profit participation rights, in one or several
 tranches, at a total nominal value of up to EUR
200,000,000 on the basis of the issue of up to
200,000 profit participation rights and to determine
the conditions of the issue. This authorization is
valid until 13 May 2014.

PROPOSAL #11.: Resolution on amendments to Paragraphs                      ISSUER          NO           N/A               N/A
 10, 13 and 28 of the Articles of Association

PROPOSAL #12.: Resolution on amendment to Paragraph                        ISSUER          NO           N/A               N/A
25 of the Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILLIAM DEMANT HOLDING
  TICKER:                N/A             CUSIP:     K9898W129
  MEETING DATE:          3/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the report of the Directors' on                      ISSUER          YES          FOR               FOR
 the Company's activities during the past FY

PROPOSAL #2.: Receive and adopt the audited annual                         ISSUER          YES          FOR               FOR
report, including the consolidated financial

PROPOSAL #3.: Approve to transfer the profit of DKK                        ISSUER          YES          FOR               FOR
970 million to the Company's reserves to the effect
that no dividend will be paid

PROPOSAL #4.: Re-elect Mr. Lars Norby Johansen, Mr.                        ISSUER          YES        AGAINST           AGAINST
Peter Foss and Mr. Niels B. Christiansen as the
Directors; and elect Mr. Thomas Hofman-Bang as a new
Director

PROPOSAL #5.: Re-elect Deloitte Statsautoriseret                           ISSUER          YES          FOR               FOR
Revisionsaktieselskab as the Auditor

PROPOSAL #6.a: Amend the Articles of Association                           ISSUER          YES          FOR               FOR
allowing the Company to communicate electronically
with its shareholders; and approve that the
requirement to give notice of general meetings in
nationwide daily papers be removed; the amendments
will imply that Article 7.4 of the Articles of
Association will be amended and that a new Article 15
 on electronic communication will be inserted

PROPOSAL #6.b: Approve that Article 9.5 of the                             ISSUER          YES          FOR               FOR
Articles of Association relating to proxies at
general meetings be clarified to reflect the Danish
Public Companies Act

PROPOSAL #6.c: Authorize the Board of Directors,                           ISSUER          YES          FOR               FOR
until the next AGM, to arrange for the Company to
purchase own shares of a nominal value of up to 10%
of the share capital; the purchase price for the
shares shall not differ by more than 10% from the
price quoted on Nasdaq OMX Copenhagen A/S at the time
 of the acquisition

PROPOSAL #6.d: Authorize the Chairman of the General                       ISSUER          YES          FOR               FOR
Meeting to make such additions, alterations or
amendments to or in the resolutions passed by the
general meeting and the application for registration
thereof to the Danish Commerce and Companies Agency
[Erhvervs- Og Selskabsstyrelsen] as the Agency may
require for registration

PROPOSAL #7.: Any other business                                           ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILLIAM HILL PLC, LONDON
  TICKER:                N/A             CUSIP:     G9645P117
  MEETING DATE:          3/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors for the                             ISSUER          YES          FOR               FOR
purposes of Section 80 of the Companies Act 1985 [the
 Act], in addition to any existing authority to allot
 relevant securities to the extent unused, to
exercise all the powers of the Company to allot
relevant securities in connection with the rights
issue [as defined in the prospectus of the Company
dated 27 FEB 2009 as specified] [within the meaning
of that Section] up to an aggregate nominal amount of
 GBP 34,790,711.70, representing approximately 50% of
 the existing issued share capital of the Company;
[Authority expire on 26 FEB 2010]; [save that the
Company may before such expiry make any offer or
agreement which would or might require relevant
securities to be allotted after such expiry and the
Directors may allot relevant securities pursuant to
any such offer or agreement as if the authority
conferred had not expired]; and pursuant to Section
95 of the Act, in addition to all existing powers
pursuant to that Section of the Act to the extent
unused, to allot equity securities [as defined in
Section 94[2] of the Act] of the Company for cash
pursuant to the authority conferred by part [a] of
this resolution for cash as if Section 89[1] of Act
did not apply to any such allotment provided that
this power shall be limited to the allotment of up to
 347,907,117 ordinary shares of 10 pence each in
connection with the rights issue [Authority expire on
 26 FEB 2010],save that the Company may before such
expiry make an offer or agreement which would or
might require equity securities to be allotted after
such expiry and the Directors may allot equity
securities in pursuance of such an offer or agreement
 as if the power conferred had not expired

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILLIAM HILL PLC, LONDON
  TICKER:                N/A             CUSIP:     G9645P117
  MEETING DATE:          5/12/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the Directors' report and                            ISSUER          YES        AGAINST           AGAINST
accounts for the 52 weeks ended 30 DEC 2008

PROPOSAL #2.: Approve the Directors' Remuneration                          ISSUER          YES          FOR               FOR
Report

PROPOSAL #3.: Re-elect Mr. David Edmonds as a                              ISSUER          YES        AGAINST           AGAINST
Director, who offer themselves for re-election under
the Company's Articles of Assocation

PROPOSAL #4.: Re-elect Mr. Simon Lane as a Director,                       ISSUER          YES          FOR               FOR
who offer themselves for re-election under the
Company's Articles of Assocation

PROPOSAL #5.: Elect Mr. Ashley Highfield as a                              ISSUER          YES          FOR               FOR
Director appointed to the Board since the last AGM

PROPOSAL #6.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES        AGAINST           AGAINST
 of the Company unitl the conclusion of the next AGM
of the Company at which accounts are laid

PROPOSAL #7.: Authorize the Directors to determine                         ISSUER          YES        AGAINST           AGAINST
the remuneration of the Auditors of the Company

PROPOSAL #8.: Authorize the Directors, pursuant to                         ISSUER          YES          FOR               FOR
Section 80 of the Companies Act 1985, to allot
relevant securities [within the meaning of Section
80] up to an aggregate nominal amount of GBP
23,195,162; [Authority expires at the conclusion of
the AGM of the Company after the date on which this
resolution is passed]; and the Directors may allot
relevant securities after the expiry of this
authority in pursuance of such an offer or agreement
made prior to such expiry

PROPOSAL #9.: Authorize the Company and all the                            ISSUER          YES          FOR               FOR
Companies that are the Company's subsidiaries at any
time during the period for which this resolution has
effect to make donations to EU political
organizations not exceeding EUR GBP 50,000 in total
and to incur EU political expenditure not exceeding
GBP 50,000 in total during the period beginning with
the date of the 2009 AGM and ending at the conclusion
 of the day on which the 2010 AGM is held, for the
purposes of this Resolution, donations, EU political
organizations and EU political expenditure have the
meanings given to them in Sections 363 to 365 of the

PROPOSAL #s.10: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution Number 8 and pursuant to
Section 95 of the Companies Act 1985 [the Act] , to
allot equity securities [within the meaning of
Section 94[2] to Section 94[3A] of the Act] for cash
pursuant to the authority conferred by Resolution
Number 8, disapplying the statutory pre-emption
rights [Section 89[1]], provided that this power is
limited to the allotment of equity securities: a) in
connection with a rights issue in favor of ordinary
shareholders; b) up to an aggregate nominal amount of
 GBP 3,479,274; [Authority expires the earlier of the
 conclusion of the next AGM of the Company after the
date of which this resolution is passed]; and the
Directors may allot equity securities after the
expiry of this authority in pursuance of such an
offer or agreement made prior to such expiry

PROPOSAL #s.11: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of Section 166 of the Companies Act 1985, to
make market purchases [within the meaning of Section
163[3]of the Companies Act 1985] of up to 69,585,488
ordinary shares of 10 pence each in the capital of
the Company, [representing 10% of the Company's
issued ordinary share capital], at a minimum price of
 10 pence and up to 105% of the average middle market
 quotations for such shares derived from the London
Stock Exchange Daily Official List, over the previous
 5 business days; [Authority expires the earlier of
the conclusion of the next AGM of the Company to be
held in 2010]; the Company, before the expiry, may
make a contract to purchase ordinary shares which
will or may be executed wholly or partly after such

PROPOSAL #s.12: Approve and adopted the new Articles                       ISSUER          YES          FOR               FOR
of Association produced to the AGM and initialed by
the Chairman of the Meeting for the purpose of
identification as the Articles of Association of the
Company in substitution for, and to the exclusion of,
 the existing Articles of Association

PROPOSAL #s.13: Approve that a general meeting of the                      ISSUER          YES          FOR               FOR
 Company, other than an AGM, may be called on not
less than 14 clear days' notice

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILMAR INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Y9586L109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited accounts                       ISSUER          YES          FOR               FOR
for the YE 31 DEC 2008 and the reports of the
Directors and Auditors thereon

PROPOSAL #2.: Approve the payment of a final tax                           ISSUER          YES          FOR               FOR
exempt [one-tier] dividend of SGD 0.045 per ordinary
share for the YE 31 DEC 2008

PROPOSAL #3.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 360,000 for the YE 31 DEC 2008 [2006: SGD
150,000]

PROPOSAL #4.: Re-elect Mr. Kuok Khoon Hong as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #5.: Re-elect Mr. Yeo Teng Yang as a                              ISSUER          YES          FOR               FOR
Director who retires under Article 104

PROPOSAL #6.: Re-elect Mr. Tay Kah Chye as a Director                      ISSUER          YES          FOR               FOR
 who retires under Article 104

PROPOSAL #7.: Re-elect Mr. Kwah Thiam Hock as a                            ISSUER          YES          FOR               FOR
Director who retires under Article 104

PROPOSAL #8.: Re-elect Mr. Kuok Khoon Ho as a                              ISSUER          YES          FOR               FOR
Director who retires under Article 108

PROPOSAL #9.: Re-appoint Ernst & Young as the                              ISSUER          YES          FOR               FOR
Auditors of the Company and authorize the Directors
to fix their remuneration

PROPOSAL #10.: Approve, for the renewal of the                             ISSUER          YES          FOR               FOR
mandate for the purposes of Chapter 9 of the Listing
Manual of Singapore Exchange Securities Trading
Limited, for the Company, its subsidiaries and
associated Companies [within the meaning of the said
Chapter 9] or any of them to enter into transactions
falling within the categories of Interested Person
Transactions as set out in the Company's Addendum to
Shareholders dated 02 APR 2009 [being an addendum to
the Annual Report of the Company for the FYE 31 DEC
2008 [the Addendum], with any party who is of the
class or classes of interested persons described in
the Addendum, provided that such transactions are
carried out on normal commercial terms and will not
be prejudicial to the interests of the Company and
its minority shareholders and are in accordance with
the procedures as set out in the Addendum [the IPT
Mandate]; [authority expires until the next AGM of
the Company is held or is required by law to be
held]; and authorize the Directors of the Company
and/or to do all such acts and things [including,
without limitation, executing all such documents as
may be required] as they and/or he may consider
expedient or necessary or in the interests of the
Company to give effect to the IPT Mandate and/or this

PROPOSAL #11.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies
Act, Chapter 50, and the listing rules of the
Singapore Exchange Securities Trading Limited [the
''SGX-ST''] (including any supplemental measures
thereto from time to time),to: issue shares in the
capital of the Company whether by way of rights,
bonus or otherwise; make or grant offers, agreements
or options [collectively, Instruments] that might or
would require shares to be issued or other
transferable rights to subscribe for or purchase
shares including but not limited to the creation and
issue of warrants, debentures or other instruments
convertible into shares; and issue additional
Instruments arising from adjustments made to the
number of Instruments previously issued, while the
authority conferred by shareholders was in force, in
accordance with the terms of issue of such
Instruments, [notwithstanding that such authority
conferred by shareholders may have ceased to be in
force]; at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may in their absolute discretion
deem fit; and [notwithstanding the authority
conferred by the shareholders may have ceased to be
in force] issue shares in pursuance of any Instrument
 made or granted by the Directors while the authority
 was in force or any additional Instrument referred
to in [a][iii] above provided always that the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of Instruments made or granted pursuant to
this resolution] does not exceed 50% of the issued
shares [excluding treasury shares] in the capital of
the Company, of which the aggregate number of shares
[including shares to be issued in pursuance of
Instruments made or granted pursuant to this
resolution] to be issued other than on a pro rata
basis to shareholders of the Company does not exceed
20% of the issued shares [excluding treasury shares]
in the capital of the Company, and for the purpose of
 this resolution, the percentage of the issued shares
 shall be based on the number of issued shares
[excluding treasury shares] in the capital of the
Company at the time this resolution is passed, after
adjusting for: new shares arising from the conversion
 or exercise of convertible securities that have been
 approved or may be approved by shareholders from
time to time; new shares arising from exercising
share options or vesting of share awards outstanding
or subsisting at the time of the passing resolution,
provided the options or awards were granted in
compliance with Part VIII of Chapter 8 of the Listing
 Manual of SGX-ST; and any subsequent bonus issue,
consolidation or subdivision of the Company's shares;
 and [Authority expired earlier the conclusion of the
 next AGM or the date by which the next AGM of the

PROPOSAL #12.: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to offer and grant options from time to time in
accordance with the provisions of the Wilmar
Executives' Share Option Scheme [the ''Option
Scheme''] and, pursuant to Section 161 of the
Companies Act, Chapter 50, to allot and issue from
time to time such number of shares in the capital of
the Company as may be required to be issued pursuant
to the exercise of options granted [while the
authority conferred by this resolution is in force]
under the Option Scheme, notwithstanding that the
authority conferred by this resolution may have
ceased to be in force, provided that the aggregate
number of shares to be issued pursuant to the Option
Scheme and all other share-based incentive schemes of
 the Company [if any] shall not exceed 15% of the
total number of issued shares [excluding treasury
shares] of the capital of the Company from time to
time, as determined in accordance with the provisions
 of the Option Scheme

PROPOSAL #13.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to the provisions of the Listing
Manual of the Singapore Exchange Securities Trading
Limited [ the SGX-ST] [including the supplemental
measures thereto from time to time] to- (i) undertake
 placements of new shares on a pro rata basis priced
at a discount exceeding 10% but not more than 20% to
the weighted average price for trades done on the
SGX-ST for the full market day on which the placement
 or subscription agreement is signed, or based on the
 trades done on the preceding market day up to the
time the placement agreement is signed in the event
that the trading in the Company's shares is not
available for a full market day; [Authority expires
whichever is earlier at the conclusion of the next
AGM or the date by which the next AGM of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILMAR INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Y9586L109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Amend, clause in the Memorandum of                          ISSUER          YES          FOR               FOR
Association of the Company in the manner and to the
extent as specified

PROPOSAL #S.2: Adopt, regulations of the Company                           ISSUER          YES          FOR               FOR
contained in the new Articles of Association of the
Company as specified and submitted to this Meeting be
 approved and adopted as the Articles of Association
of the Company in substitution for, and to the
exclusion of, the existing Articles of Association of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILMAR INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Y9586L109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Wilmar Executives Share                            ISSUER          YES        AGAINST           AGAINST
Option Scheme 2009 the rules as specified, authorize
the Directors of the Company to establish and
administer the Option Scheme; to modify and/or amend
the option scheme from time to time provided that
such modifications and/or amendments are effected in
accordance with the provisions of the option Scheme
and to do all such acts and to enter into all such
transactions, arrangements and agreements as may be
necessary or expedient in order to give full effect
to the option scheme; and to offer and grant
option(s) in accordance with the rules of the Option
Scheme and to allot and issue from time to time such
number of shares in the capital of the Company as may
 be required to be issued pursuant to the exercise of
 the option(s) under the option scheme

PROPOSAL #2.: Authorize the Directors of the Company,                      ISSUER          YES        AGAINST           AGAINST
 subject to and contingent upon the passing of
ordinary resolution 1, to offer and grant option(s)
in accordance with the rules of the option scheme
with exercise prices set at a discount to the Market
Price, provided that such discount does not exceed
the relevant limits set by Singapore Exchange
Securities Trading Limited

PROPOSAL #3.: Approve, subject to and contingent upon                      ISSUER          YES        AGAINST           AGAINST
 the passing of ordinary resolution 1, the
participation of Mr. Kuok Khoon Hong, a controlling
shareholder of the Company, in the Option Scheme

PROPOSAL #4.: Approve, subject to and contingent upon                      ISSUER          YES        AGAINST           AGAINST
 the passing of ordinary resolution 1, the
participation of Mr. Martua Sitorus, a controlling
shareholder of the Company, in the option scheme

PROPOSAL #5.: Approve, subject to and contingent upon                      ISSUER          YES        AGAINST           AGAINST
 the passing of ordinary resolutions 1, 2 and 3 to
offer and grant to Mr. Kuok Khoon Hong, a controlling
 shareholder of the Company, of option(s) pursuant to
 and in accordance with the rules of the Option
Scheme on the following terms as specified; and
authorize the Directors to allot and issue shares
upon the exercise of such option; proposed date of
grant of option: any time within a period of 4 weeks
from the date of the EGM; number of shares comprised
in the proposed option: 1,000,000 shares subject to
rule 6 of the option scheme; exercise price per
share: market price; exercise period: exercisable at
any time after the first anniversary of the date of
grant and up to the 5th anniversary of the date of

PROPOSAL #6.: Approve, subject to and contingent upon                      ISSUER          YES        AGAINST           AGAINST
 the passing of ordinary resolutions 1, 2 and 4 the
proposed offer and grant to Mr. Martua Sitorus, a
controlling shareholder of the Company, of option
pursuant to and in accordance with the rules of the
option scheme as specified; and the authorize the
Directors to allot and issue Shares upon the exercise
 of such option; proposed date of grant of option:
any time within a period of 4 weeks from the date of
the EGM; number of shares comprised in the proposed
option: 800,000 shares subject to rule 6 of the
option scheme; exercise price per share: market
price; exercise period: exercisable at any time after
 the 1st anniversary of the date of grant and up to
the 5th anniversary of the date of grant

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILMAR INTERNATIONAL LTD
  TICKER:                N/A             CUSIP:     Y9586L109
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Share Purchase Committee,                      ISSUER          YES          FOR               FOR
 for the purposes of Sections 76C and 76E of the
Companies Act, Chapter 50 of Singapore [the Act], to
purchase or otherwise acquire issued ordinary shares
of the Company [the Shares] not exceeding in
aggregate the prescribed limit [means 10% of the
total number of issued Shares excluding Treasury
Shares as at the date of the passing of this Ordinary
 Resolution], at such price or prices as may be
determined by the Share Purchase Committee from time
to time up to the Maximum Price [in relation to a
Share to be purchased, means an amount [excluding
brokerage, stamp duties, commission, applicable goods
 and services tax and other related expenses] not
exceeding: [i] in the case of an On-Market Share
Purchase, 105% of the Average Closing Price; and in
the case of an Off-Market Share Purchase, 120% of the
 Average Closing Price [the average of the closing
market prices of a Share over the last 5 Market Days
[Market Day being a day on which the SGX-ST is open
for securities trading], on which transactions in the
 Shares were recorded, immediately preceding the date
 of making the On- Market Share Purchase or, as the
case may be, the date of making an announcement for
an offer pursuant to the Off-Market Share Purchase,
and deemed to be adjusted for any corporate action
that occurs after the relevant 5 Market Days],
whether by way of: [i] on-market purchases [each an
On-Market Share Purchase] on the Singapore Exchange
Securities Trading Limited [the SGX-ST]; and/or [ii]
off-market purchases [each an Off-Market Share
Purchase] effected in accordance with any equal
access scheme[s] as may be determined or formulated
by the Share Purchase Committee as they may consider
fit, which scheme[s] shall satisfy all the conditions
 prescribed by the Act, and otherwise in accordance
with all other laws and regulations and rules of the
SGX-ST as may for the time being be applicable, and
approved generally and unconditionally [the Share
Purchase Mandate]; and authorize the Directors of the
 Company and/or each of them to complete and do all
such acts and things as they and/or he may consider
necessary, desirable, expedient, incidental or in the
 interests of the Company to give effect to the
transactions contemplated and/or authorized by this
ordinary resolution; [Authority expires at the
earlier of: i] the date on which the next AGM of the
Company is held or ii] the date by which the next AGM
 of the Company is required by law to be held or iii]
 the date on which the purchase of Shares by the
Company pursuant to the Share Purchase Mandate is
carried out to the full extent mandated]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WILSON BAYLY HOLMES - OVCON LTD
  TICKER:                N/A             CUSIP:     S5923H105
  MEETING DATE:          10/29/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the financial                              ISSUER          YES          FOR               FOR
statements and reports of the Directors and the
Auditors of the Company for the YE 30 JUN 2008

PROPOSAL #2.1: Elect Mr. E.L. Nel as a Director, who                       ISSUER          YES          FOR               FOR
retires by rotation

PROPOSAL #2.2: Re-elect Mr. M.W. McCulloch as a                            ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #2.3: Re-elect Mr. J.M. Ngobeni as a                              ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #3.: Approve the fees payable to the Non-                         ISSUER          YES          FOR               FOR
Executive Directors

PROPOSAL #4.: Re-appoint BDO Spencer Steward                               ISSUER          YES          FOR               FOR
[Johannesburg] Inc., as the Auditors for the ensuing
year

PROPOSAL #5.1: Authorize the Directors, subject to                         ISSUER          YES        AGAINST           AGAINST
meeting the requirements of the JSE Limited [the
JSE], to pass with or without modification, that the
unissued ordinary shares in the capital of the
Company reserved for the purposes of the Company's
Share Schemes, continue to be placed under the
control of the Directors, to issue these shares at
such times and on such terms as they deem fit

PROPOSAL #5.2: Authorize the Directors, after                              ISSUER          YES          FOR               FOR
providing for the shares reserved for the purpose of
the Company's Share Schemes, the balance of unissued
ordinary shares be placed under the control of the
Directors, to allot and issue these shares at such
times and on such terms as they may decided, subject
to the Listing Requirements of the JSE and provided
that any shares issued in terms of this authority
shall not exceed 10% of the Company's issued share
capital prior to such issue

PROPOSAL #6.: Authorize the Directors to approve the                       ISSUER          YES          FOR               FOR
Auditors remuneration

PROPOSAL #7.: Approve the dividend                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WIMM BILL DANN FOODS
  TICKER:                WBD             CUSIP:     97263M109
  MEETING DATE:          9/4/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1A: IN ORDER TO COMPLY WITH THE FORMAL                           ISSUER          YES        AGAINST           AGAINST
REQUIREMENTS OF THE FEDERAL LAW ON JOINT-STOCK
COMPANIES AS RELATED TO INTERESTED PARTY TRANSACTIONS
 AND DUE TO THE ABSENCE OF THE ACTUAL CONFLICT OF
INTEREST, SEPERATE INDEMNIFICATION AGREEMENTS BETWEEN
 WBD FOODS OJSC AND OFFICIALS OF WBD FOODS OJSC SHALL
 BE APPROVED.

PROPOSAL #1B: IN ORDER TO COMPLY WITH THE FORMAL                           ISSUER          YES        AGAINST           AGAINST
REQUIREMENTS OF THE FEDERAL LAW ON JOINT-STOCK
COMPANIES AS RELATED TO INTERESTED PARTY TRANSACTIONS
 AND DUE TO THE ABSENCE OF THE ACTUAL CONFLICT OF
INTEREST, AGREEMENTS ON LEGAL EXPENSES COMPENSATION
BETWEEN WBD FOODS OJSC AND OFFICIALS OF WBD FOODS
OJSC SHALL BE APPROVED.

PROPOSAL #02: APPROVE THE NEW VERSION OF WBD FOODS                         ISSUER          YES        AGAINST           AGAINST
OJSC CHARTER.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WIMM BILL DANN FOODS
  TICKER:                WBD             CUSIP:     97263M109
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #01: APPROVE THE WBD FOODS OJSC ANNUAL                            ISSUER          YES          FOR             AGAINST
REPORT FOR 2008 BASED ON RUSSIAN STATUTORY REPORTING
STANDARDS.

PROPOSAL #02: APPROVAL OF THE ANNUAL FINANCIAL                             ISSUER          YES          FOR             AGAINST
STATEMENTS, INCLUDING PROFIT AND LOSS STATEMENTS FOR
2008.

PROPOSAL #03: THE NET PROFIT OF WBD FOODS OJSC                             ISSUER          YES          FOR             AGAINST
REFLECTED IN ITS FINANCIAL STATEMENTS FOR 2008 BASED
ON RUSSIAN STATUTORY ACCOUNTING STANDARDS, SHALL NOT
BE ALLOCATED. DIVIDEND PAYOUT SHALL NOT BE ANNOUNCED.

PROPOSAL #04: FOR THE PURPOSE OF AUDIT OF WBD FOODS                        ISSUER          YES          FOR             AGAINST
OJSC'S FINANCIAL AND BUSINESS ACTIVITY, AND IN
COMPLIANCE WITH LEGAL ACTS OF THE RUSSIAN FEDERATION,
 SV-AUDIT CJSC SHALL BE ASSIGNED AS THE AUDITOR OF
THE COMPANY IN 2009.

ELECTION OF DIRECTOR: GUY DE SELLIERS                                      ISSUER          YES          FOR             AGAINST

ELECTION OF DIRECTOR: M.V. DUBININ                                         ISSUER          YES       WITHHOLD           AGAINST

ELECTION OF DIRECTOR: I.V. KOSTIKOV                                        ISSUER          YES       WITHHOLD           AGAINST

ELECTION OF DIRECTOR: MICHAEL A. O'NEILL                                   ISSUER          YES          FOR             AGAINST

ELECTION OF DIRECTOR: A. SERGEEVICH ORLOV                                  ISSUER          YES       WITHHOLD           AGAINST

ELECTION OF DIRECTOR: S.A. PLASTININ                                       ISSUER          YES       WITHHOLD           AGAINST

ELECTION OF DIRECTOR: G.A. YUSHVAEV                                        ISSUER          YES       WITHHOLD           AGAINST

ELECTION OF DIRECTOR: DAVID IAKOBACHVILI                                   ISSUER          YES       WITHHOLD           AGAINST

ELECTION OF DIRECTOR: E. GRIGORIEVICH YASIN                                ISSUER          YES          FOR             AGAINST

ELECTION OF DIRECTOR: MARCUS RHODES                                        ISSUER          YES          FOR             AGAINST

ELECTION OF DIRECTOR: JACQUES VINCENT                                      ISSUER          YES       WITHHOLD           AGAINST

PROPOSAL #6A: ELECTION OF VOLKOVA NATALIA BORISOVNA                        ISSUER          YES          FOR             AGAINST
AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.

PROPOSAL #6B: ELECTION OF VERSHININA IRINA                                 ISSUER          YES          FOR             AGAINST
ALEXANDROVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING
 COMMISSION.

PROPOSAL #6C: ELECTION OF POLIKARPOVA NATALIA                              ISSUER          YES          FOR             AGAINST
LEONIDOVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING
COMMISSION.

PROPOSAL #6D: ELECTION OF PROPASTINA TATIANA                               ISSUER          YES          FOR             AGAINST
VALENTINOVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING
 COMMISSION.

PROPOSAL #6E: ELECTION OF SOLNTSEVA EVGENIA                                ISSUER          YES          FOR             AGAINST
SOLOMONOVNA AS THE MEMBER OF WBD FOODS OJSC AUDITING
COMMISSION.

PROPOSAL #6F: ELECTION OF SERGEEV GRIGORY SERGEEVICH                       ISSUER          YES          FOR             AGAINST
AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.

PROPOSAL #6G: ELECTION OF SHAVERO TATIANA VIKTOROVNA                       ISSUER          YES          FOR             AGAINST
AS THE MEMBER OF WBD FOODS OJSC AUDITING COMMISSION.

PROPOSAL #7A: APPROVAL OF THE INCREASE OF ANNUAL                           ISSUER          YES          FOR             AGAINST
INTEREST RATE TO 12,1%, AND EXTENSION TO DECEMBER 31,
 2010 OF REVOLVING LOAN CONTRACT MADE BETWEEN WBD
FOODS OJSC AND WBD OJSC (HEREINAFTER, THE DEBTOR)
PURSUANT TO WHICH THE MAXIMUM AMOUNT OF CURRENT DEBT
OF THE DEBTOR TO WBD FOODS OJSC SHALL NOT BE ABOVE
RUR 875,000,000 (EIGHT HUNDRED SEVENTY FIVE MILLION
RUBLES).

PROPOSAL #7B: INCREASE OF ANNUAL INTEREST RATE TO                          ISSUER          YES          FOR             AGAINST
12,1%, AND EXTENSION TO DECEMBER 31, 2010 OF
REVOLVING LOAN CONTRACT MADE BETWEEN WBD FOODS OJSC
AND WBD OJSC (HEREINAFTER, THE DEBTOR) PURSUANT TO
WHICH THE MAXIMUM AMOUNT OF CURRENT DEBT OF THE
DEBTOR TO WBD FOODS OJSC SHALL NOT BE ABOVE RUR 2 404
 803 350 (TWO BILLION FOUR HUNDRED FOUR MILLION EIGHT
 HUNDRED THREE THOUSAND THREE HUNDRED FIFTY RUBLES).

PROPOSAL #7C: INCREASE OF ANNUAL INTEREST RATE TO                          ISSUER          YES          FOR             AGAINST
12,1%, AND EXTENSION TO DECEMBER 31, 2010 OF
REVOLVING LOAN CONTRACT MADE BETWEEN WBD FOODS OJSC
AND WBD OJSC (HEREINAFTER, THE DEBTOR) PURSUANT TO
WHICH THE MAXIMUM AMOUNT OF CURRENT DEBT OF THE
DEBTOR TO WBD FOODS OJSC SHALL NOT BE ABOVE RUR 680
294 140 (SIX HUNDRED EIGHTY MILLION TWO HUNDRED
NINETY FOUR THOUSAND ONE HUNDRED FORTY RUBLES).

PROPOSAL #7D: INCREASE OF ANNUAL INTEREST RATE TO                          ISSUER          YES          FOR             AGAINST
12,1%, AND EXTENSION TO DECEMBER 31, 2010 OF
REVOLVING LOAN CONTRACT MADE BETWEEN WBD FOODS OJSC
AND WBD OJSC (HEREINAFTER THE DEBTOR) PURSUANT TO
WHICH THE MAXIMUM AMOUNT OF CURRENT DEBT OF THE
DEBTOR TO WBD FOODS OJSC SHALL NOT BE ABOVE RUR 1 400
 000 000 (ONE BILLION FOUR HUNDRED MILLION RUBLES).

PROPOSAL #7E: WBD FOODS OJSC SHALL PROVIDE THE                             ISSUER          YES          FOR             AGAINST
CENTRAL BRANCH NO. 8641 OF THE SAVINGS BANK OF RUSSIA
 (OJSC, THE CREDITOR) WITH A SURETY FOR WBD OJSC (THE
 BORROWER), UNDER THE CONTRACT ON THE OPENING OF A
REVOLVING CREDIT LINE (HEREINAFTER, THE CREDIT
AGREEMENT) WITH THE LIMIT IN THE AMOUNT OF RUR
750,000,000 (SEVEN HUNDRED FIFTY MILLION RUBLES).

PROPOSAL #7F: WBD FOODS OJSC AGREES TO SUPPLY, AND                         ISSUER          YES          FOR             AGAINST
WBD OJSC AGREES TO PAY FOR, AND ACCEPT, INVENTORIES
AND FIXED ASSETS (COMPUTERS, MACHINES AND EQUIPMENT,
DEVICES OF VARIOUS TYPES, SELLING EQUIPMENT,
TELECOMMUNICATION EQUIPMENT, ORGANIZATIONAL EQUIPMENT
 AND FITTINGS, AND OTHER INVENTORIES) IN THE AMOUNT
AND RANGE AS SPECIFIED IN THE APPLICATION. THE
AGREEMENT AMOUNT TOTALS UP TO RUR 1,500,000,000. (ONE
 BILLION FIVE HUNDRED MILLION RUBLES).

PROPOSAL #7G: WBD FOODS OJSC AGREES TO SUPPLY, AND                         ISSUER          YES          FOR             AGAINST
WBD OJSC AGREES TO PAY FOR, AND ACCEPT DAIRY AND
OTHER PRODUCTS (GOODS) IN THE AMOUNT AND RANGE AS
SPECIFIED IN THE APPLICATION. THE AGREEMENT AMOUNT
TOTALS UP TO RUR 1,700,000,000. (ONE BILLION SEVEN
HUNDRED MILLION RUBLES).

PROPOSAL #7H: INCREASE OF ANNUAL INTEREST RATE TO                          ISSUER          YES          FOR             AGAINST
12,1%, AND EXTENSION TO DECEMBER 31, 2010 OF
REVOLVING LOAN CONTRACT MADE BETWEEN WBD FOODS OJSC
AND WBD OJSC (HEREINAFTER, THE DEBTOR) PURSUANT TO
WHICH THE MAXIMUM AMOUNT OF CURRENT DEBT OF THE
DEBTOR TO WBD FOODS OJSC SHALL NOT BE ABOVE RUR
1,008,440,800 (ONE BILLION EIGHT MILLION FOUR HUNDRED
 FORTY THOUSAND EIGHT HUNDRED RUBLES).

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WINBOND ELECTRONICS CORPORATION
  TICKER:                N/A             CUSIP:     Y95873108
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve the issuance of convertible                         ISSUER          YES          FOR               FOR
bonds via private placement

PROPOSAL #B.4: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement, guarantee and monetary loans

PROPOSAL #B.5: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on Directors from participation in
competitive business

PROPOSAL #B.6: Elect Mr. Tung-Yi, Chan,                                    ISSUER          YES          FOR               FOR
ID/shareholder No: 7813 as a Director

PROPOSAL #B.7: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on new Directors from participation in
competitive business

PROPOSAL #B.8: Extraordinary motions and other issues                      ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WING HANG BANK LTD
  TICKER:                N/A             CUSIP:     Y9588K109
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the audited financial statements                       ISSUER          YES          FOR               FOR
and report of the Directors and the Independent
Auditor's for the YE 31 DEC 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.10                         ISSUER          YES          FOR               FOR
per share for the YE 31 DEC 2008

PROPOSAL #3.A: Re-elect Mr. Fung Yuk Sing Michael as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.B: Re-elect Mr. Ho Chi Wai Louis as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.C: Re-elect Mr. Lau Hon Chuen Ambrose as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #3.D: Re-elect Mr. Brian Gerard Rogan as a                        ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.E: Re-elect Mr. Christopher Robert Sturdy                      ISSUER          YES          FOR               FOR
 as a Director

PROPOSAL #4.: Authorize the Board of Directors to fix                      ISSUER          YES          FOR               FOR
 Directors' fee

PROPOSAL #5.: Re-appoint KPMG as the Auditors of the                       ISSUER          YES          FOR               FOR
Bank and authorize the Directors to fix their
remuneration

PROPOSAL #6.: Adopt, with effect from the close of                         ISSUER          YES          FOR               FOR
business of the day on which this resolution is
passed, the rules of the renewed employee incentive
plan [the Plan], as specified and authorize the
Directors of the Bank to take all steps that may be
necessary, desirable or expedient to carry into
effect the Plan and allot and issue up to 500,000
shares in the capital of the Bank to executive
Directors under the Plan at an acquisition price of

PROPOSAL #7.: Authorize the Directors of the Bank,                         ISSUER          YES          FOR               FOR
conditional on the passing of Resolution 6, to allot
and issue up to 1,000,000 shares in the capital of
the Bank less the number of shares issued under
Resolution 6, to employees under the Plan at an
acquisition price of HKD 1.00 per share

PROPOSAL #8.: Authorize the Directors, during the                          ISSUER          YES        AGAINST           AGAINST
relevant period to allot, issue and deal with
additional shares in the capital of the Bank or grant
 any offers, agreements or options which might
require securities to be issued, allotted or disposed
 of subject to the restriction that the aggregate
number of share capital allotted, other than for
allotment under any Share Option Schemes or Employee
Incentive Plan for the time being adopted for the
grant or issue to the Employees of the Bank and its
subsidiaries of shares of the Bank, and any scrip
dividend or similar arrangement in accordance with
the Article of Association of the Bank, not exceeding
 the 20% of the issued share capital of the Bank at
the date of this resolution; [Authority expires the
earlier of the conclusion of the next AGM of the Bank
 or the expiration of the period within which the
next AGM of the Bank is required By law to be held]

PROPOSAL #9.: Authorize the Directors of the Bank                          ISSUER          YES          FOR               FOR
during the relevant period [as specified in
Resolution 8] to repurchase shares in the capital of
the Bank, and the aggregate number of shares of the
Bank which may be purchased by the Bank on The Stock
Exchange of Hong Kong Limited under the Hong Kong
Code on share repurchases pursuant to this resolution
 not exceeding 10% of the issued share capital of the
 Bank at the date of this resolution, and the said
approval shall be limited accordingly

PROPOSAL #10.: Approve to extent, conditional on the                       ISSUER          YES        AGAINST           AGAINST
passing of Resolutions 8 and 9 the general mandate
granted to the Directors to allot shares pursuant to
the Resolution 8, by the addition to the aggregate
number of shares which may be allotted or agreed to
be allotted by the Directors pursuant to such general
 mandate an amount representing the aggregate number
of shares repurchased by the Bank under the authority
 granted pursuant to the Resolution 9

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WING TAI HOLDINGS LTD
  TICKER:                N/A             CUSIP:     V97973107
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements for the FYE 30 JUN 2008 and the reports
of the Directors and Auditors thereon

PROPOSAL #2.: Declare a first and final tax-exempt                         ISSUER          YES        AGAINST           AGAINST
[1-tier] dividend of 3 cents per share and a special
tax-exempt [1-tier] dividend of 3 cents per share for
 the FYE 30 JUN 2008

PROPOSAL #3.: Approve the Directors' fees of SGD                           ISSUER          YES        AGAINST           AGAINST
387,000 for the FYE 30 JUN 2008 [2007: SGD 321,258]

PROPOSAL #4.: Re-elect Mr. Edmund Cheng Wai Wing as a                      ISSUER          YES        AGAINST           AGAINST
 Director, who is retiring under Article 107 of the
Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Cheng Man Tak as a                              ISSUER          YES        AGAINST           AGAINST
Director, who is retiring under Article 107 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Tan Sri Dato' Mohamed Noordin                       ISSUER          YES        AGAINST           AGAINST
Bin Hassan as a Director, who is retiring under
Article 107 of the Company's Articles of Association

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers as                         ISSUER          YES        AGAINST           AGAINST
the Auditors of the Company and authorize the
Directors to fix their remuneration

PROPOSAL #8.: Re-appoint Mr. Phua Bah Lee as a                             ISSUER          YES        AGAINST           AGAINST
Director to hold office until the next AGM pursuant
to Section 153[6] of the Companies Act [Chapter 50]

PROPOSAL #9.: Re-appoint Mr. Lee Han Yang as a                             ISSUER          YES        AGAINST           AGAINST
Director to hold office until the next AGM pursuant
to Section 153[6] of the Companies Act [Chapter 50]

PROPOSAL #10.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies Act
 [Chapter 50] and the Listing Rules of the Singapore
Exchange Securities Trading Limited, to issue shares
and convertible securities in the capital of the
Company [whether by way of rights, bonus or
otherwise] at any time to such persons and upon such
terms and conditions and for such purposes as the
Directors may in their absolute discretion deem fit,
provided that: the aggregate number of shares and
convertible securities to be issued pursuant to this
resolution does not exceed 50% of the Company's total
 number of issued shares excluding treasury shares,
of which aggregate number of shares and convertible
securities to be issued other than on a pro rata
basis to the shareholders of the Company, not
exceeding 20% of the Company's total number of issued
 shares excluding treasury shares and for the purpose
 of this resolution, the total number of issued
shares excluding treasury shares shall be the
Company's total number of issued shares excluding
treasury shares; at the time this resolution is
passed [after adjusting for new shares arising from
the conversion of convertible securities of share
options on issue at this time this resolution is
passed and any subsequent bonus issue consolidation
or subdivision of the Company's shares] and
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the date by which the
next AGM of the Company is required by Law to be held]

PROPOSAL #11.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, pursuant to Section 161 of the Companies Act
 [Chapter 50] to exercise full powers of the Company
to issue and allot shares in the Company pursuant to
the exercise of options granted in connection with or
 pursuant to the terms and conditions of the Wing Tai
 Holdings Limited (2001) Share Option Scheme approved
 by Shareholders of the Company in general meeting on
 31 AUG 2001

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WING TAI HOLDINGS LTD
  TICKER:                N/A             CUSIP:     V97973107
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to and contingent upon                      ISSUER          YES          FOR               FOR
 the passing of Ordinary Resolution 3: [i] the Wing
Tai Holdings Limited [2001] Share Option Scheme [Wing
 Tai Share Option Scheme 2001] be terminated on such
date as determined by the Committee of Directors of
the Company administering the Wing Tai Share Option
Scheme 2001, provided that such termination shall be
without prejudice to the rights of holders of options
 granted and outstanding under the Wing Tai Share
Option Scheme 2001 as at the date of its termination;
 and authorize the Directors of the Company to
complete and do all such acts and things [including
executing such documents as may be required] as they
may consider desirable, expedient or necessary to
give effect to the transactions contemplated and/or
authorized by this Resolution

PROPOSAL #2.: Approve, the new performance share plan                      ISSUER          YES          FOR               FOR
 to be known as the 'Performance Share Plan' [PSP],
under which awards [PSP Awards] of fully paid-up
ordinary shares in the capital of the Company
[Shares], their equivalent cash value or combinations
 thereof will be granted, without cash consideration,
 to eligible participants under the PSP, summary
details of which are as specified; [ii] authorize the
 Directors of the Company: [a] to establish and
administer the PSP; and [b] to modify and/or alter
the PSP from time to time, provided that such
modification and/or alteration is effected in
accordance with the provisions of the PSP, and to do
all such acts and to enter into all such transactions
 and arrangements as may be desirable, necessary or
expedient in order to give effect to the PSP; [iii]
to grant PSP Awards in accordance with the provisions
 of the PSP and pursuant to Section 161 of the
Companies Act: [a] to allot and issue from time to
time such number of fully paid-up Shares as may be
required to be allotted and issued pursuant to the
vesting of PSP Awards under the PSP; and [b]
[notwithstanding the authority conferred by this
resolution may have ceased to be in force] to allot
and issue shares pursuant to any PSP Awards granted
by the Directors in accordance with the PSP while
this Resolution was in force, provided that the
aggregate number of new Shares to be allotted and
issued and existing Shares which may be delivered
[whether such existing Shares are acquired, pursuant
to a share purchase mandate or [to the extent
permitted by law] held as treasury shares, or
otherwise] pursuant to the Wing Tai Share Option
Scheme 2001 and the PSP and RSP [as defined below]
shall not exceed 10% of the total number of issued
Shares [including treasury shares] from time to time;
 and [iv] subject to the same being allowed by law,
to apply any Shares purchased under any share
purchase mandate towards the satisfaction of PSP

PROPOSAL #3.: Approve, subject to and contingent upon                      ISSUER          YES          FOR               FOR
 the passing of Ordinary Resolution 1: [i] a new
restricted share plan to be known as the 'Restricted
Share Plan' [RSP], under which awards [RSP Awards] of
 fully paid-up Shares, their equivalent cash value or
 combinations thereof will be granted, without cash
consideration, to eligible participants under the
RSP, summary details of which are as specified; [ii]
authorize the Directors of the Company: [a] to
establish and administer the RSP; and [b] to modify
and/or alter the RSP from time to time, provided that
 such modification and/or alteration is effected in
accordance with the provisions of the RSP, and to do
all such acts and to enter into all such transactions
 and arrangements as may be desirable, necessary or
expedient in order to give effect to the RSP; [iii]
to grant RSP Awards in accordance with the provisions
 of the RSP and pursuant to Section 161 of the
Companies Act: [a] to allot and issue from time to
time such number of fully paid-up Shares as may be
required to be allotted and issued pursuant to the
vesting of RSP Awards under the RSP; and [b]
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] to allot
and issue shares pursuant to any RSP Awards granted
by the Directors in accordance with the RSP while
this Resolution was in force, provided that the
aggregate number of new Shares to be allotted and
issued and existing Shares which may be delivered
[whether such existing Shares are acquired, pursuant
to a share purchase mandate or [to the extent
permitted by law] held as treasury shares, or
otherwise] pursuant to the Wing Tai Share Option
Scheme 2001, the PSP and the RSP shall not exceed 10%
 of the total number of issued Shares [including
treasury shares] from time to time; and [iv] subject
to the same being allowed by law, to apply any Shares
 purchased under any share purchase mandate towards

PROPOSAL #4.: Approve, subject to and contingent upon                      ISSUER          YES          FOR               FOR
 the passing of Ordinary Resolution 2, the
participation by Mr. Cheng Wai Keung in the PSP

PROPOSAL #5.: Approve, subject to and contingent upon                      ISSUER          YES          FOR               FOR
 the passing of Ordinary Resolution 3, the
participation by Mr. Cheng Wai Keung in the RSP

PROPOSAL #6.: Approve, subject to and contingent upon                      ISSUER          YES          FOR               FOR
 the passing of Ordinary Resolution 2, the
participation by Mr. Edmund Cheng Wai Wing in the PSP

PROPOSAL #7.: Approve, subject to and contingent upon                      ISSUER          YES          FOR               FOR
 the passing of Ordinary Resolution 3, the
participation by Mr. Edmund Cheng Wai Wing in the RSP

PROPOSAL #8.: Approve, subject to and contingent upon                      ISSUER          YES          FOR               FOR
 the passing of Ordinary Resolution 2, the
participation by Madam Helen Chow in the PSP

PROPOSAL #9.: Approve, subject to and contingent upon                      ISSUER          YES          FOR               FOR
 the passing of Ordinary Resolution 3, the
participation by Madam Helen Chow in the RSP

PROPOSAL #10.: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, for the purposes of the Companies Act,
Chapter 50 of Singapore [the Companies Act], to
purchase or otherwise acquire Shares not exceeding in
 aggregate the Maximum Limit [as hereafter defined],
at such price[s] as may be determined by the
Directors from time to time up to the Maximum Price
[as hereafter defined], whether by way of: [a] market
 purchase[s] [each a 'Market Purchase'] on the
Singapore Exchange Securities Trading Limited [the
SGX-ST]; and/or [b] off-market purchase[s] [each an
'Off-Market Purchase'] in accordance with any equal
access scheme[s] as may be determined or formulated
by the Directors as they consider fit, which
scheme[s] shall satisfy all the conditions prescribed
 by the Companies Act, and otherwise in accordance
with all other laws and regulations, including but
not limited to, the provisions of the Companies Act
and listing rules of the SGX-ST as may for the time
being be applicable, [the 'Share Purchase Mandate'];
unless varied or revoked by the members of the
Company in a general meeting, the authority conferred
 on the Directors pursuant to the Share Purchase
Mandate may be exercised by the Directors at any time
 and from time to time during the period commencing
from the date of the passing of this Ordinary
Resolution and [Authority expires the earlier of
conclusion of the date on which the next AGM of the
Company [AGM] is held or is required by law to be
held or the date on which the purchases or
acquisitions of Shares by the Company pursuant to the
 Share Purchase Mandate are carried out to the full
extent mandated]; and authorize the Directors and/or
any of them to complete and do all such acts and
things [including executing such documents as may be
required] as they and/or he may consider necessary,
expedient, incidental or in the interests of the
Company to give effect to the transactions
contemplated and/or authorized by this ordinary

PROPOSAL #S.11: Amend the Articles of Association of                       ISSUER          YES        AGAINST           AGAINST
the Company in the manner and to the extent as
specified; and authorize the Directors of the Company
 to complete and do all such acts and things
[including executing such documents as may be
required] as they may consider desirable, expedient
or necessary to give effect to the transactions
contemplated and/or authorized by this Resolution

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WIPRO LIMITED
  TICKER:                WIT             CUSIP:     97651M109
  MEETING DATE:          7/17/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #O1: RECEIVE, CONSIDER AND ADOPT THE AUDITED                      ISSUER          YES          FOR               FOR
 BALANCE SHEET AS AT MARCH 31, 2008 AND THE PROFIT
AND LOSS ACCOUNT FOR THE YEAR ENDED ON THAT DATE AND
THE REPORTS OF THE DIRECTORS AND AUDITORS THEREON.

PROPOSAL #O2: TO CONFIRM THE PAYMENT OF INTERIM                            ISSUER          YES          FOR               FOR
DIVIDEND AND TO DECLARE A FINAL DIVIDEND ON EQUITY
SHARES.

PROPOSAL #O3: RE-APPOINTMENT OF AUDITORS AND FIX                           ISSUER          YES          FOR               FOR
THEIR REMUNERATION.

PROPOSAL #O4: APPOINT A DIRECTOR IN PLACE OF DR ASHOK                      ISSUER          YES          FOR               FOR
 S GANGULY WHO RETIRES BY ROTATION AND BEING
ELIGIBLE, OFFERS HIMSELF FOR RE-APPOINTMENT.

PROPOSAL #O5: APPOINT A DIRECTOR IN PLACE OF MR PM                         ISSUER          YES          FOR               FOR
SINHA WHO RETIRES BY ROTATION AND BEING ELIGIBLE,
OFFERS HIMSELF FOR RE-APPOINTMENT.

PROPOSAL #S6: APPOINTMENT OF MR SURESH C SENAPATY AS                       ISSUER          YES          FOR               FOR
DIRECTOR OF THE COMPANY AND PAYMENT OF REMUNERATION.

PROPOSAL #S7: APPOINTMENT OF MR GIRISH S PARANJPE AS                       ISSUER          YES          FOR               FOR
DIRECTOR OF THE COMPANY AND PAYMENT OF REMUNERATION.

PROPOSAL #S8: APPOINTMENT OF MR SURESH VASWANI AS                          ISSUER          YES          FOR               FOR
DIRECTOR OF THE COMPANY AND PAYMENT OF REMUNERATION.

PROPOSAL #S9: AMENDMENT TO ARTICLES OF ASSOCIATION                         ISSUER          YES          FOR               FOR
FOR INCREASE IN THE NUMBER OF DIRECTORS.

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WISTRON CORP
  TICKER:                N/A             CUSIP:     Y96738102
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.1: Business Report of Year 2008                                ISSUER          NO           N/A               N/A

PROPOSAL #I.2: Supervisors' Audit Report                                   ISSUER          NO           N/A               N/A

PROPOSAL #I.3: The Report regarding the revision of                        ISSUER          NO           N/A               N/A
Rules and Procedures of Board of Directors Meeting

PROPOSAL #IIA.1: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors, BOD] the Company's business report and
financial statements for year 2008 for ratification

PROPOSAL #IIA.2: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] the proposal for earnings distribution for
 Year 2008 for ratification.

PROPOSAL #IIA.3: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution that the Company increases
capital by capitalization of the 2008 earnings
distribution and issues new shares for discussion.

PROPOSAL #IIA.4: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a proposal to amend certain part of the
Company's Articles of Incorporation

PROPOSAL #IIA.5: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a proposal to amend certain part of the
Company's Election Regulations of Directors and
Supervisors.

PROPOSAL #III.1: Elect Mr. James K.F. Wu [Kuo-FengWu]                      ISSUER          YES        ABSTAIN           AGAINST
 for the fifth Board of Directors [including
Independent Directors] of the Company

PROPOSAL #III.2: Elect Mr. John Hsuan [Min-ChihHsuan]                      ISSUER          YES        ABSTAIN           AGAINST
 for the fifth Board of Directors [including
Independent Directors] of the Company

PROPOSAL #III.3: Elect Mr. Michael Tsai [Kuo-Chih                          ISSUER          YES        ABSTAIN           AGAINST
Tsai] for the fifth Board of Directors [including
Independent Directors] of the Company

PROPOSAL #III.4: Elect Mr. Victor C.J. Cheng [Chung-                       ISSUER          YES        ABSTAIN           AGAINST
JenCheng] for the fifth Board of Directors [including
 Independent Directors] of the Company

PROPOSAL #III.5: Elect Mr. Simon Lin [Hsien-Ming Lin]                      ISSUER          YES        ABSTAIN           AGAINST
 for the fifth Board of Directors [including
Independent Directors] of the Company

PROPOSAL #III.6: Elect Mr. Stan Shih [Chen-Jung Shih]                      ISSUER          YES        ABSTAIN           AGAINST
 for the fifth Board of Directors [including
Independent Directors] of the Company

PROPOSAL #III.7: Elect Mr. Haydn Hsieh [hong-Po                            ISSUER          YES        ABSTAIN           AGAINST
Hsieh] for the fifth Board of Directors [including
Independent Directors] of the Company

PROPOSAL #III.8: Elect Mr. Philip Peng [Chin-Bing                          ISSUER          YES        ABSTAIN           AGAINST
Peng] for the fifth Board of Directors [including
Independent Directors] of the Company

PROPOSAL #III.9: Elect Mr. Robert Huang [Po-Tuan                           ISSUER          YES        ABSTAIN           AGAINST
Huang] for the fifth Board of Directors [including
Independent Directors] of the Company

PROPOSAL #IVB.6: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a proposal to release the non-compete
restriction of a Board of Director elected as an
individual or as a legal representative.

PROPOSAL #IVB.7: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution to amend certain part of the
Company's Procedures Governing Endorsement and
Guarantee.

PROPOSAL #IVB.8: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution to amend certain part of the
Company's Procedures Governing Loaning of Funds.

PROPOSAL #IVB.9: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution to amend certain part of the
Company's Procedures of Assets Acquisition and
Disposal.

PROPOSAL #IVB10: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution to amend certain part of the
Company's Policies and Procedures Governing Foreign
Exchange Risk Management of Financial Transactions.

PROPOSAL #IVB11: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution to amend certain part of the
Company's Regulations for Long term and Short term
Investment Management.

PROPOSAL #IVB12: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution for discussion regarding
issuing Series A preferred shares by private
placement to expand the operation scope and to bring
strategic investors.

PROPOSAL #IVB13: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution for discussion on issuance of
 new shares for capital increase in cash up to
150,000,000 common shares with the purpose to issue
GDR for the funds needed for overseas material

PROPOSAL #IVB14: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution for discussion regarding tax
exemption from profit-enterprise income tax as the
Company is qualified as new and developing important
strategic industry after issuance of new shares from
the capital increase by earnings recapitalization in
Year 2006

PROPOSAL #IVB15: Submitting [by the Board of                               ISSUER          YES        ABSTAIN           AGAINST
Directors] a resolution for discussion regarding tax
exemption from profit-enterprise income tax as the
Company is qualified as new and developing important
strategic industry after issuance of new shares from
the capital increase by earnings recapitalization in
Year 2007and capital increase by cash injection in
Year 2008.

PROPOSAL #V.: Extemporary Motion                                           ISSUER          NO           N/A               N/A

PROPOSAL #VI.: Adjournment                                                 ISSUER          YES        ABSTAIN           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WM MORRISON SUPERMARKETS PLC
  TICKER:                N/A             CUSIP:     G62748119
  MEETING DATE:          6/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the Directors'                          ISSUER          YES        AGAINST           AGAINST
report and audited financial statements for the 52
weeks ended 1 FEB 2009

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report for the 52 weeks ended 01 FEB 2009

PROPOSAL #3.: Declare a final dividend                                     ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Mr. Brian Flanagan                                  ISSUER          YES        AGAINST           AGAINST

PROPOSAL #5.: Re-elect Mr. Paul Manduca                                    ISSUER          YES        AGAINST           AGAINST

PROPOSAL #6.: Re-elect Mr. Susan Murray                                    ISSUER          YES        AGAINST           AGAINST

PROPOSAL #7.: Re-elect Mr. Nigel Robertson                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #8.: Re-elect Mr. Philip Cox                                      ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                             ISSUER          YES        AGAINST           AGAINST
Auditors of the Company and authorise the Directors
to fix their remuneration

PROPOSAL #S.10: Authorize the Directors to make                            ISSUER          YES          FOR               FOR
market purchases of the Company's shares.

PROPOSAL #11.: Authorize the Directors to allot                            ISSUER          YES          FOR               FOR
securities

PROPOSAL #S.12: Authorize the Directors to allot                           ISSUER          YES          FOR               FOR
securities otherwise than in accordance with section
89 of the  Companies Act 1985

PROPOSAL #S.13: Amend the Articles of Association                          ISSUER          YES          FOR               FOR

PROPOSAL #S.14: Approve to reduce the period of                            ISSUER          YES          FOR               FOR
notice required for an EGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOCKHARDT LTD
  TICKER:                N/A             CUSIP:     Y73505136
  MEETING DATE:          1/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                           ISSUER          YES        AGAINST           AGAINST
share capital of the Company, in accordance with the
provisions of Sections 16, 94 and all other
applicable provisions, if any, of the Companies Act,
1956 [including any statutory modification(s) or re-
enactment thereof, for the time being in force], from
 INR 1250,000,000 divided into 250,000,000 equity
shares of INR 5 each at INR 1750,000,000 divided into
 250,000,000 equity shares of INR 5 each and
100,000,000 preference shares of INR 5 each by
creation of 100,000,000 preference shares of INR 5
each and consequently the existing Clause V of the
Memorandum of Association of the Company, relating to
 share capital, altered by deleting the same and
substituting in its place, the following as new
Clause V as specified

PROPOSAL #S.2: Amend, pursuant to the provisions of                        ISSUER          YES        AGAINST           AGAINST
Section 31 and other applicable provisions, if any,
of the Companies Act, [including any statutory
modification(s) or re-enactment thereof, for the time
 being in force], the existing Article 4 of the
Articles of Association of the Company altered by
deleting the existing Article 4 and substituting in
its place the following as new Article 4 as specified

PROPOSAL #S.3: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company, [hereinafter referred to as the Board
which term shall be deemed to include any Committee
of the Board authorized to exercise the powers of the
 Board], in accordance with the provisions of Section
 80, 81 and other applicable provisions, if any, of
the Companies Act, 1956 [including any statutory
modification(s) or re-enactment thereof for the time
being in force] and in accordance with the provisions
 of the Articles of Association of the Company and
the Listing Agreements entered into by the Company
with the stock exchanges, where the shares of the
Company are listed and subject to the approvals,
permissions, sanctions and consents as may be
necessary from the appropriate authorities and
subject to such conditions and modifications as may
be considered necessary or as may be prescribed under
 applicable laws or imposed while granting such
approvals, permissions, sanctions and consents, which
 may be agreed to by the Board, the consent of the
Company, the Board to offer, issue and allot, in 1 or
 more tranches, redeemable preference shares of the
face value of INR 5 each [hereinafter referred to as
the securities] at such price and in such numbers as
the Board in its absolute discretion may decide such
that the aggregate amount raised through the issue of
 securities does not exceed INR 500 crores to Banks,
Financial Institutions, Insurance Companies, Mutual
funds, Bodies Corporates Companies, Trusts, Non-
Resident Indians, Overseas Corporate Bodies, Foreign
Institutional Investors, Individuals or any other
persons/entities or in 1 or more combinations
thereof, whether they are Members of the Company or
not, through public issue, preferential allotment,
private placement, rights issue or any other mode and
 on such other terms and conditions as may be decided
 by the Board in its absolute discretion; authorize
the Board, without prejudice to the generality of the
 above, to determine as to when the said preference
shares are to be issued, the type or types of the
preference share to be issued, the types and classes
of investors to whom the preference shares are to be
issued, the number and value of the preference shares
 are to be issued in each tranche, the terms or the
combination of terms subject to which the preference
shares are to be issued [including combination of
terms for preference shares issued at various points
of time], including but not-limited to rate and terms
 of dividend, premium, on redemption or premature or
early redemption at the option of the Company and/or
the investors and all such terms as are provided in
the offerings of like nature; approve, such of these
securities to be issued are not subscribed may be
disposal off by the Board to such persons and in such
 manner and on such terms as the Board may in its
absolute discretion consider most beneficial to the
Company including offering/placing them with
Banks/Financial Institutions Mutual Funds Foreign
Institutional Investors bodies Corporate Companies or

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOLSELEY PLC
  TICKER:                N/A             CUSIP:     G97278108
  MEETING DATE:          11/18/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors' annual                      ISSUER          YES          FOR               FOR
 report and accounts and the Auditors report thereon
for the YE 31 JUL 2008

PROPOSAL #2.: Receive and adopt the Directors'                             ISSUER          YES          FOR               FOR
remuneration report for the YE 31 JUL 2008

PROPOSAL #3.: Re-elect Mr. Robert Marchbank as a                           ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #4.: Re-elect Mr. Stephen Webster as a                            ISSUER          YES          FOR               FOR
Director of the Company

PROPOSAL #5.: Re-elect Mr. John Whybrow as a Director                      ISSUER          YES        ABSTAIN           AGAINST
 of the Company

PROPOSAL #6.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Company's Auditors, until the conclusion of
the next AGM of the Company

PROPOSAL #7.: Authorize the Directors to agree the                         ISSUER          YES          FOR               FOR
remuneration of the Auditors

PROPOSAL #8.: Approve to renew the authority                               ISSUER          YES          FOR               FOR
conferred on the Board by Article 10 of the Company's
 Articles of Association [Authority expires the
earlier of the conclusion of the next AGM of the
Company or 17 FEB 2010]; and Section 80 [the
Companies Act 1985] amount is GBP 34,503,353, being
nominal value of authorized but unissued share

PROPOSAL #S.9: Approve, subject to passing of                              ISSUER          YES          FOR               FOR
Resolution 8, to renew the authority conferred on the
 Board by Article 10.2 of the Company's Articles of
Association [Authority expires the earlier of the
conclusion of the next AGM of the Company or 17 FEB
2010]; and Section 89 [the Companies Act 1985] amount
 is GBP 8,274,832

PROPOSAL #S.10: Authorize the Company, in accordance                       ISSUER          YES          FOR               FOR
with the provisions of Article 12 of the Company's
Articles of Association and Part VII of the Companies
 Act 1985 [the Act], to make market purchases
[Section 163 of the Act] of up to 66,198,658 ordinary
 shares of 25 pence each in the capital of the
Company, at a minimum price of 25 pence, and not more
 than 105% of the average middle market quotations
for the ordinary shares of the Company derived from
the London Stock Exchange Daily Official List, on the
 5 business days preceding the day on which ordinary
share is purchased; [Authority expires at the
conclusion of the next AGM of the Company]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

PROPOSAL #11.: Authorize the Company, in accordance                        ISSUER          YES          FOR               FOR
with Section 366 and 367 of the Companies Act 2006,
and any Company which is or becomes its subsidiary
during the period to this Resolution relates, during
the period commencing on the date of this AGM and
ending on the date of the Company's next AGM to: make
 political donations to political parties, make
political donations to political organizations other
than political parties; and/or incur political
expenditure, in a total amount not exceeding of GBP
125,000

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOLSELEY PLC
  TICKER:                N/A             CUSIP:     G97278108
  MEETING DATE:          4/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to the passing of                           ISSUER          YES          FOR               FOR
Resolution 2, 3, 4, 5 and 6 being passed, to increase
 the authorized share capital of the Company from GBP
 200,000,000 to GBP 250,000,000 by the creation of an
 additional GBP 200,000,000 ordinary shares of 25
pence each having the same rights and privileges and
ranking pari passu in all respects with the existing
shares in the capital of the Company

PROPOSAL #S.2: Approve, subject to the passing of                          ISSUER          YES          FOR               FOR
Resolution 1, 3, 4, 5 and 6 being passed: the terms
of the placing [as described and specified in the
circular of which this notice forms part], including
the issue price of 120 pence per share which is a
discount of 27% to the closing market price of 165.4
pence per share on 05 MAR 2009 [the last trading day
prior to announcement of the placing]; authorize the
Directors of the Company for the purposes of Section
80 of the Companies Act 1985 to allot relevant
securities [within the meaning of Section 80[2] of
that Act] in connection with the placing up to an
aggregate nominal of GBP 56,250,000; and to allot
equity securities [as defined in Section 94[2] of the
 Companies Act 1985] of the Company pursuant to the
authority conferred by this resolution for cash as if
 Section89[1] of that Act did not apply to any such
allotment

PROPOSAL #3.: Approve, subject to the passing of                           ISSUER          YES          FOR               FOR
Resolution 1, 2, 4, 5 and 6 being passed, and the
Underwriting Agreement [as described and specified in
 the circular of which this notice forms part] not
having been terminated in accordance with its terms,
at 7.00 a.m. on the first dealing day following the
date of the general meeting: a) each of the ordinary
shares of 25 pence each in the share capital of the
Company [the 25p Ordinary Shares] then in issue be
subdivided and converted into one ordinary share of
one penny [an Interim Share], having the same rights
as a 25p Ordinary Share, and one deferred share of 24
 pence [a Deferred Share], each Deferred Share having
 attached thereto the following rights and
restrictions: i) on a winding-up or other return of
capital, the Deferred Shares shall entitle the
holders of the shares only to payment of the amounts
paid up on, those shares, after repayment to the
holders of any and all ordinary shares then in issue
of the nominal amount paid up on those ordinary
shares held by them respectively and the payment in
cash or in specific of GBP 10,000,000 on each of
those ordinary shares; ii) the Deferred Shares shall
not entitle the holders of such shares to receive any
 dividend or other distribution [other than pursuant
to paragraph [a][i] of this Resolution 3] or to
receive notice of, or to attend, speak or vote at,
any general meeting of the Company; iii) the Deferred
 Shares shall not, save as provided in paragraph
[a][iv] of this Resolution 3, be transferable; iv)
the Company shall have an irrevocable authority from
each holder of the Deferred Shares at any time to do
all or any of the following without obtaining the
sanction of the holder or holders of the Deferred
Shares: A) to appoint any person to execute on behalf
 of any holder of Deferred Shares a transfer of all
or any of those shares and/or an agreement to
transfer the same [without making any payment for
them] to such person or persons as the Company may
determine and to execute any other documents which
such per may consider necessary or desirable to
effect such transfer, in each case without obtaining
the sanction of the holder[s] and without any payment
 being made in respect of such acquisition; B) to
purchase all or any of the shares in accordance with
the companies Act 1985 and the Companies Act 2006, as
 relevant [the Act] without obtaining the consent of
the holders of those shares in consideration of the
payment to the holders whose s are purchased of an
amount not exceeding one penny in respect of all the
Deferred Shares then being purchased; C) for the
purposes of any such purchase, to appoint any person
to execute a contract for the sale of any such shares
 to the Company on behalf of any holder of Deferred
Shares; D) to cancel all or any of the Deferred
Shares purchased in accordance with the Act; and  E)
pending any such transfer, purchase or cancellation,
to retain the certificates [if any] for all or any of
 the Deferred Shares; and v) the reduction of capital
 paid upon the Deferred Shares and/or the creat

PROPOSAL #4.: Approve, subject to and conditional                          ISSUER          YES          FOR               FOR
upon Resolutions 1, 2, 3, 5 and 6 being passed,
immediately following the subdivision and conversion
of the 25p Ordinary Shares into Interim Shares
pursuant to Resolution 3 becoming effective: a) all
the Interim Shares in the capital of the Company then
 in issue be consolidated into ordinary shares of 10
pence each in the capital of the Company [the 10p
Ordinary Shares] on the basis of every 10 Interim
Shares being consolidated into one 10p Ordinary
Share, each 10p Ordinary Share having the same rights
 as the Interim Shares provided that, where such
consolidation results in any member being entitled to
 a fraction of a 10p Ordinary Share, such fraction
shall, so far as possible, be aggregated with the
fractions of a 10p Ordinary Share to which other
members of the Company may be entitled and the
directors of the Company be and are hereby authorized
 to place [or appoint any other person to place] to
any person, on behalf of the Members, all the 10p
Ordinary Shares representing such fractions at the
best price reasonably obtainable, and to pay the
proceeds of the placing [net of expenses] in due
proportion among the relevant members entitled
thereto [save that any fraction of a penny which
would otherwise be payable shall be rounded up or
down in accordance with the usual practice of the
registrar of the Company and save that the Company
may retain the net proceeds of the placing of such
10p Ordinary Shares representing such fractions where
 the individual amount of proceeds to which any
member is entitled is less than GBP 5.00] and
authorize any Director of the Company [or any person
appointed by the Directors of the Company] to execute
 an instrument of transfer in respect of such shares
on behalf of the relevant members and to do all acts
and things that the Directors consider necessary or
expedient to effect the transfer of such shares to,
or in accordance with the directions of, any buyer of
 any such shares; and b) all authorized but unissued
Interim Shares shall be consolidated into 10p
Ordinary Shares, provided that where such
consolidation would otherwise result in a fraction of
 a 10p Ordinary Share, that number of 10p Ordinary
Shares which would otherwise constitute such fraction

PROPOSAL #5.: Approve to renew, subject to and                             ISSUER          YES          FOR               FOR
conditional upon Resolutions 1, 2, 3, 4 and 6 being
passed, and the consolidation the Interim Shares into
 10p Ordinary Shares pursuant to Resolution 4
becoming effective, the authority conferred on the
Directors of the Company by Article 10.1 of the
Articles of as of the Company to allot relevant
securities for a period expiring [unless previously
renewed, varied or  revoked] at the end of the next
AGM of the Company after the date on which Resolution
 is passed and for that period the Section 80 amount
shall be i) GBP 20,604,321 [equivalent to GBP
206,043,210 10p Ordinary Shares] in connection with
one or it more issues of relevant securities under
the rights issue [as specified in the circular of
which this notice part], and ii) in addition, GBP
8,700,000 [equivalent to 87 million 10p Ordinary

PROPOSAL #S.6: Approve, subject to and conditional                         ISSUER          YES          FOR               FOR
upon Resolutions 1, 2, 3, 4 and 5 being passed, the
terms of the Rights Issue [as specified in the
circular of which this notice forms part] and
authorize the Directors of the Company to implement
the Rights Issue on the basis as specified, to the
extent they determine necessary to implement the
Rights Issue

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOLTERS KLUWER NV
  TICKER:                N/A             CUSIP:     ADPV09931
  MEETING DATE:          4/21/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.a: Receive the report of the Executive                         ISSUER          NO           N/A               N/A
Board for 2008

PROPOSAL #2.b: Receive the report of the Supervisory                       ISSUER          NO           N/A               N/A
Board for 2008

PROPOSAL #3.a: Adopt the financial statements for                          ISSUER          YES          FOR               FOR
2008 as included in the annual report for 2008

PROPOSAL #3.b: Approve to distribute a dividend of                         ISSUER          YES          FOR               FOR
EUR 0.65 per ordinary share in cash or, at the option
 of the holders of ordinary shares, in the form of
ordinary shares

PROPOSAL #4.a: Approve to release the Members of the                       ISSUER          YES          FOR               FOR
Executive Board from liability for the exercise of
their duties, as stipulated in Article 28 of the
Articles of Association

PROPOSAL #4.b: Approve to release the Members of the                       ISSUER          YES          FOR               FOR
Supervisory Board from liability for the exercise of
their duties, as stipulated in Article 28 of the
Articles of Association

PROPOSAL #5.a: Re-appoint Mr. P.N. Wakkie as a Member                      ISSUER          YES          FOR               FOR
 of the Supervisory Board

PROPOSAL #5.b: Re-appoint Mr. L.P. Forman as a Member                      ISSUER          YES          FOR               FOR
 of the Supervisory Board

PROPOSAL #5.c: Appoint Ms. B.M. Dalibard as a Member                       ISSUER          YES          FOR               FOR
of the Supervisory Board

PROPOSAL #6.a: Grant authority to issue shares and/or                      ISSUER          YES          FOR               FOR
 grant rights to subscribe for shares

PROPOSAL #6.b: Grant authority to restrict or exclude                      ISSUER          YES          FOR               FOR
 pre-emptive rights

PROPOSAL #7.: Authorize the Executive Board to                             ISSUER          YES          FOR               FOR
acquire own shares

PROPOSAL #8.: Approve to instruct KPMG Accountants N.V                     ISSUER          YES          FOR               FOR

PROPOSAL #9.: Any other business                                           ISSUER          NO           N/A               N/A

PROPOSAL #10.: Closing                                                     ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOODSIDE PETROLEUM LTD
  TICKER:                N/A             CUSIP:     980228100
  MEETING DATE:          5/1/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report of the Company and the reports of the
Directors and Auditor for the YE 31 DEC 2008

PROPOSAL #2.a: Re-elect Mr. Michael Alfred Chaney as                       ISSUER          YES          FOR               FOR
a Director

PROPOSAL #2.b: Re-elect Mr. Erich Fraunschiel as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.c: Re-elect Dr. Pierre Jean-Marie Henri                        ISSUER          YES          FOR               FOR
Jungels as a Director

PROPOSAL #2.d: Re-elect Mr. David Ian McEvoy as a                          ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.e: Re-elect Ms. Melinda Ann Cilento as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.f: Re-elect Mr. Ian Robertson as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.: Adopt the remuneration report for the                        ISSUER          YES          FOR               FOR
YE 31 DEC 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOOLWORTHS HLDGS LTD
  TICKER:                N/A             CUSIP:     S98758121
  MEETING DATE:          8/18/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, by way of a                          ISSUER          YES          FOR               FOR
specific approval in terms of Section  of the
Companies Act, 1973 [Act 61 of 1973], as amended, the
 Listing Requirements of the JSE Limited and Article
39.1 of the Company's Articles or Association, to
acquire E-Com Investments 16 [Proprietary] Limited, a
 wholly-owned subsidiary of the Company 86,871,694
ordinary shares of 0.15% each in the issued share
capital of the Company at a price of ZAR 9.54 per
share being the three-day volume weighted average
share price for Woolworths on the JSE Limited on the
last practicable date, the shares will be cancelled
against share capital and distributable reserves

PROPOSAL #O.1: Authorize, subject to the special                           ISSUER          YES          FOR               FOR
resolution to the proposed at the meeting at which
this ordinary resolution will be considered, being
passed and becoming effective, any Director of the
Company or the Group Secretary, to do all such
things, sign all such documents and procure the doing
 of all such things and the signature of all such
documents, as may be necessary or incidental to give
effect to the matters contemplated in such special

PROPOSAL #O.2: Approve, the amendments to the                              ISSUER          YES        AGAINST           AGAINST
Woolworth Holdings Share Trust Deed, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOOLWORTHS HLDGS LTD
  TICKER:                N/A             CUSIP:     S98758121
  MEETING DATE:          11/20/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual financial statements                        ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to increase the Non Executive                        ISSUER          YES          FOR               FOR
Directors remuneration

PROPOSAL #3.1: Re-elect Mr. Derek Aubrey as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Re-elect Mr. Simon Norman Susman as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.3: Re-elect Mr. Nigel Lawrence Colne as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #3.4: Re-elect Ms. Sinda Zilwe as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #4.: Grant general authority to make                              ISSUER          YES          FOR               FOR
payments to shareholders

PROPOSAL #5.: Grant general authority to repurchase                        ISSUER          YES          FOR               FOR
shares

PROPOSAL #6.: Grant authority to sign all documents                        ISSUER          YES          FOR               FOR
required to implements the mentioned resolutions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOOLWORTHS LTD
  TICKER:                N/A             CUSIP:     Q98418108
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial                        ISSUER          NO           N/A               N/A
report of the Company and the reports of the
Directors and the Auditor for the financial period
ended 29 JUN 2008

PROPOSAL #2.: Adopt, the remuneration report [which                        ISSUER          YES          FOR               FOR
form part of the Directors' report] for the FYE 29
JUN 2008

PROPOSAL #3.A: Re-elect Dr. Roderick Sheldon Deane as                      ISSUER          YES          FOR               FOR
 a Director, who retires by rotation in accordance
with Article 10.3 of the Company's Constitution

PROPOSAL #3.B: Re-elect Mr. Leon Michael L'Huillier                        ISSUER          YES          FOR               FOR
as a Director, who retires by rotation in accordance
with Article 10.3 of the Company's Constitution

PROPOSAL #4.A: Approve to grant the options or                             ISSUER          YES          FOR               FOR
performance rights or combination of both to the
Group Managing Director and Chief Executive Officer
of the Company, Mr. Michael Gerard Luscombe, under
the Woolworths Long Terms Incentive Plan [Plan], as
specified, for all purposes including for the purpose
 of ASX Listing Rule 10.14

PROPOSAL #4.B: Approve to grant the options or                             ISSUER          YES          FOR               FOR
performance rights or combination of both to the
Finance Director, Mr. Thomas William Pockett, under
the Plan, as specified, for all purposes including
for the purpose of ASX Listing Rule 10.14

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOONG JIN COWAY CO LTD, KONGJU
  TICKER:                N/A             CUSIP:     Y9694W104
  MEETING DATE:          8/12/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the partial amendment to the                         ISSUER          YES          FOR               FOR
Articles of Incorporation

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOONGJIN COWAY CO LTD
  TICKER:                N/A             CUSIP:     Y9694W104
  MEETING DATE:          3/20/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve appropriation of income and                          ISSUER          YES          FOR               FOR
dividend of KRW 870 per share

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES        AGAINST           AGAINST
Incorporation

PROPOSAL #3.: Elect Mr. Hong Joon-Ki as Inside                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #4.: Approve to set of Stock Option                               ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #6.: Approval the remuneration limit for the                      ISSUER          YES          FOR               FOR
 Auditor

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOORI FIN HLDGS CO LTD
  TICKER:                N/A             CUSIP:     Y9695X119
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve the partial amendment to                             ISSUER          YES        AGAINST           AGAINST
Articles of Incorporation

PROPOSAL #3.: Elect the Outside Director                                   ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Auditor Committee Member                           ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the limit of remuneration for                        ISSUER          YES        AGAINST           AGAINST
the Directors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WOORI INVESTMENT & SECURITIES CO LTD, SEOUL
  TICKER:                N/A             CUSIP:     Y9694X102
  MEETING DATE:          5/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Financial Statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.: Elect the Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the Audit Committee Member who is                      ISSUER          YES        AGAINST           AGAINST
 not an Outside Director

PROPOSAL #5.: Elect the Audit Committee Member who is                      ISSUER          YES          FOR               FOR
 an Outside Director

PROPOSAL #6.: Approve the remuneration for the                             ISSUER          YES          FOR               FOR
Director

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WORLEYPARSONS LTD
  TICKER:                N/A             CUSIP:     Q9857K102
  MEETING DATE:          10/28/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and consider the financial                           ISSUER          NO           N/A               N/A
report of the Company and the reports of the
Directors and of the Auditors for the FYE 30 JUN 2008

PROPOSAL #2.a: Re-elect Mr. Ron McNeilly, as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Rule 8.1[e][2] of the Company's
constitution

PROPOSAL #2.b: Re-elect Mr. David Housego as a                             ISSUER          YES          FOR               FOR
Director of the Company, who retires by rotation in
accordance with Rule 8.1[e][2] of the Company's
constitution

PROPOSAL #2.c: Re-elect Mr. Eric Gwee as a Director                        ISSUER          YES          FOR               FOR
of the Company, who retires by rotation in accordance
 with Rule 8.1[e][1] of the Company's constitution

PROPOSAL #3.: Adopt the remuneration report as set                         ISSUER          YES          FOR               FOR
out in the annual report for the FYE 30 JUN 2008

PROPOSAL #4.: Approve, under the Listing Rule 10.14,                       ISSUER          YES          FOR               FOR
the grant of not more than a total of 85,762
performance rights to the Executive Directors of the
Company [Messrs. John Grill, David Housego, William
Hall and Larry Benke] in respect of the 2008/9 FY, in
 accordance with the WorleyParsons Limited
Performance Rights Plan and on the specified terms

PROPOSAL #5.: Approve, for the purpose of Rule 8.4[a]                      ISSUER          YES          FOR               FOR
 of the Company's Constitution, to increase the
aggregate amount of remuneration that may be paid in
any FY to the Company's Non-Executive Directors by
AUD 250,000 [from AUD 1,750,000 to AUD 2,000,000]

PROPOSAL #6.: Approve, for the purpose of ASX Listing                      ISSUER          YES          FOR               FOR
 Rules, for the acquisition by, or issue to, all
present and future Non-executive Directors of shares
in WorleyParsons Limited in accordance with the rules
 of the WorleyParsons Limited Non-executive Director
Share Plan and on the specified terms

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WPP GROUP PLC
  TICKER:                N/A             CUSIP:     G9787H105
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve [with or without modification]                       ISSUER          YES          FOR               FOR
the proposed scheme of arrangement, as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WPP GROUP PLC
  TICKER:                N/A             CUSIP:     G9787H105
  MEETING DATE:          10/30/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the Scheme of arrangement,                          ISSUER          YES          FOR               FOR
reduction and subsequent increase in cap, capitalize
reserves issue equity with rights, adopt replacement
and continuing Share Plans ensure satisfaction of
outstanding and existing awards and amend the
Articles of Association

PROPOSAL #S.2: Approve to reduce amount standing to                        ISSUER          YES          FOR               FOR
credit of new WPP'S share premium account [including
amount arising pursuant to scheme] in its entirety
[or up to such amount approved by Jersey Court] by
crediting such amount to a reserve of profit to be
available to new WPP reduction of capital

PROPOSAL #S.3: Approve to change the name of the                           ISSUER          YES          FOR               FOR
Company to WPP 2008 Plc

PROPOSAL #S.4: Approve the delisting of WPP shares                         ISSUER          YES          FOR               FOR
from the official list

PROPOSAL #5.: Authorize the new WPP Directors to                           ISSUER          YES          FOR               FOR
ensure that the sponsoring Companies of the inherited
 Share Plans are able to satisfy existing awards
under the inherited Share Plans using newly issued
new WPP shares or new WPP treasury shares

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WPP PLC, JERSEY
  TICKER:                N/A             CUSIP:     G9787K108
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, and if approved, adopt the                          ISSUER          YES          FOR               FOR
Company's accounts for the FYE 31 DEC 2008 together
with the Directors' report, the Directors'
remuneration report and the Auditors' report on those
 accounts and the auditable part of the remuneration
report

PROPOSAL #2.: Approve the WPP Directors' remuneration                      ISSUER          YES          FOR               FOR
 report set out in the report of the Compensation
Committee contained in the 2008 report and accounts

PROPOSAL #3.: Re-elect Mr. Colin Day as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Re-elect Ms. Lubna Olayan as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. Jeffrey Rosen as a Director                     ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Ms. Esther Dyson as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Mr. John Quelch as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #8.: Re-elect Mr. Stanley [Bud] Morten as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #9.: Re-appoint Deloitte LLP as the Auditors                      ISSUER          YES          FOR               FOR
 of the Company to hold office from the conclusion of
 the AGM to the conclusion to the next AGM of the
Company and authorize the Directors to determine
their remuneration

PROPOSAL #10.: Authorize the Board of Directors, in                        ISSUER          YES          FOR               FOR
accordance with Article 6 of the Company's Articles
of Association, to allot relevant securities [as
defined in the Company's Articles of Association] up
to a maximum nominal amount of GBP 45,985,690;
[Authority expires on 01 JUN 2014]; and the Board of
Directors may allot relevant securities pursuant to
such offer or agreement as if the authority conferred
 on them had not expired

PROPOSAL #S.11: Authorize the Company, for the                             ISSUER          YES          FOR               FOR
purpose of Article 57 of the Jersey Law, to make one
or more market purchases of 125,294,634 shares
representing of the Company's issued share capital at
 a minimum price [exclusive of expenses] of 10 pence
per share and a maximum price [exclusive of expenses]
 of an amount equal to 105% above the average of the
 Middle Market quotations for the ordinary shares as
derived from the London Stock Exchange Daily Official
 List for the 5 business days immediately preceding
the day on which the Company makes the market
purchase and the amount stipulated by Article 5(1) of
 the buyback and stabilization regulation
2003[exclusive of expense [if any] payable by the
Company]; [Authority expires the earlier of the
conclusion of the next AGM of the Company held on
2010 or 01 SEP 2010]; and the Company, before the
expiry, may make a contract to purchase ordinary
shares which will or may be executed wholly or partly
 after such expiry; and, pursuant to Articles 58A of
the Companies [Jersey] Law 1991, and if approved by
the Directors, to hold as treasury shares any
ordinary shares purchased pursuant to the authority

PROPOSAL #S.12: Authorize the Board of Directors, in                       ISSUER          YES          FOR               FOR
accordance with Article 8 of the Company's Articles
of Association, to allot equity securities [as
defined in the Company's Articles of Association]
wholly for cash [including in connection with a
rights issue [as defined in the Company's Articles of
 Association]], as if Article 7 of the Company's
Articles of Association did not apply, provided that,
 for the purposes of paragraph (1)(b) of Article 8
only, the aggregate nominal amount to which this
authority is limited is GBP 6,276,908; [Authority
shall expire on 01 June 2014]; and the Board of
Directors may allot equity securities pursuant to
such offer or agreement as if the authority conferred

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                WPP PLC, JERSEY
  TICKER:                N/A             CUSIP:     G9787K108
  MEETING DATE:          6/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the WPP Plc Leadership Equity                        ISSUER          YES          FOR               FOR
Acquisition Plan III [Leap III]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                XSTRATA PLC, LONDON
  TICKER:                N/A             CUSIP:     G9826T102
  MEETING DATE:          3/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve, subject to Resolutions 2, 3                         ISSUER          YES          FOR               FOR
and 4 being passed, the following transaction [which
is a related party transaction for the purposes of
the Listing Rules of the Financial Services
Authority] a] the acquisition by the Xstrata Group as
 specified of the Prodeco Business as specified on
the terms, and subject to the conditions of the
Acquisition Agreement as specified and b] the
granting by Xstrata [Schweiz] AG of the Call option
as specified to Glencore as specified to repurchase
the Prodeco Business and the disposal by the Xstrata
Group of the Prodeco Business to Glencore if and when
 the call option is exercised, in each case on the
terms and subject to the conditions of the call
option agreement as specified and authorize the Board
 of Directors of the Company [or any duly constituted
 Committee of the Board of Directors of the Company]
to take all such steps as it considers necessary,
expedient or desirable to implement and effect the
transaction described in this resolution above and
any matter incidental to such transaction and to
waive, amend, vary, revise or extend any of such
terms and conditions as it may consider be
appropriate, provided always that the authority of
the Board of the Board of Directors of the Company
[or any duly constituted Committee of the Board] to
implement and effect such transaction and any matter
incidental to such transaction or to waive, amend,
vary, revise or extend any of such terms and
conditions, in each case other in accordance with the
 Acquisition Agreement and the Call Option Agreement,
 shall be to waivers, amendments, variations,
revisions or extensions that are not material in the

PROPOSAL #2.: Approve, subject to Resolutions 1, 3                         ISSUER          YES          FOR               FOR
and 4 being passed, to increase the authorized share
capital of the Company from USD 750,000,000.50 and
GBP 50,000 to USD 2,250,000,000.50 and GBP 50,000 by
the creation of an additional 3,000,000,000 ordinary
shares of USD 0.50 each in the capital of the Company
 having the rights and privileges and being subject
to the restrictions contained in the Articles of
Association of the Company [the Articles] and ranking
 pari passu in all respects with the existing
ordinary shares of USD 0.50 each in the capital of

PROPOSAL #3.: Approve, subject to Resolutions 1, 2                         ISSUER          YES          FOR               FOR
and 4 being passed, to renew the authority conferred
on the Directors of the Company by Article 14 of the
Articles to allot relevant securities  and for that
period the Section 80 amount shall be i] USD
991,254,176 [equivalent to 1,982,508,352 ordinary
shares of USD 0.50 each in the capital of the
Company] in connection with 1 or more issues of
relevant securities under the right issue as
specified and ii] in addition, USD 493,363,149
[equivalent to 986,726,298 ordinary shares of USD
0.50 each in the capital of the Company]; [Authority
expires at the end of the next AGM of the Company
after the date on which this resolution is passed]

PROPOSAL #S.4: Authorize the Directors of the                              ISSUER          YES          FOR               FOR
Company, subject to Resolutions 1, 2 and 3 being
passed, in place of all existing powers, by Article
15 of the Articles to allot equity securities, as if
Section 89[1] of the Companies Act 1985 [Authority
expires at the end of the next AGM of the Company
after the date on which this resolution is passed]
and for that period the Section 89 amount is USD
74,004,472 [equivalent to 148,008,944 ordinary shares
 of USD 0.50 each in the capital of the Company]

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                XSTRATA PLC, LONDON
  TICKER:                N/A             CUSIP:     G9826T102
  MEETING DATE:          5/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the annual report and financial                        ISSUER          YES          FOR               FOR
statements of the Company, and the reports of the
Directors and the Auditors thereon, for the YE 31 DEC
 2008

PROPOSAL #2.: Approve the Directors' remuneration                          ISSUER          YES          FOR               FOR
report [as specified] for the YE 31 DEC 2008

PROPOSAL #3.: Re-elect Mr. Ivan Glasenberg as an                           ISSUER          YES          FOR               FOR
Executive Director of the Company retiring in
accordance with Article 128 of the Company's Articles
 of Association

PROPOSAL #4.: Re-elect Mr. Trevor Reid as an                               ISSUER          YES          FOR               FOR
Executive Director of the Company retiring in
accordance with Article 128 of the Company's Articles

PROPOSAL #5.: Re-elect Mr. Santiago Zaidumbide as an                       ISSUER          YES          FOR               FOR
Executive Director of the Company retiring in
accordance with Article 128 of the Company's Articles
 of Association

PROPOSAL #6.: Elect Mr. Peter Hooley as a Non-                             ISSUER          YES          FOR               FOR
Executive Director of the Company on the
recommendation of the Board, in accordance with
Article 129 of the Company's Articles of Association

PROPOSAL #7.: Re-appoint Ernst & Young LLP as                              ISSUER          YES          FOR               FOR
Auditors to the Company to hold office until the
conclusion of the next general meeting at which
accounts are laid before the Company and to authorize
 the Directors to determine the remuneration of the

PROPOSAL #8.: Authorize the Directors to allot                             ISSUER          YES        AGAINST           AGAINST
relevant securities [as specified in the Companies
Act 1985]; a) up to a nominal amount of USD
488,835,270 [equivalent to 977,670,540 ordinary
shares of USD 0.50 each in the capital of the
Company; and b) comprising equity securities [as
specified in the Companies Act 1985] up to a nominal
amount of USD 977,670,540 [equivalent to
1,955,341,080 ordinary shares of USD 0.50 each in the
 capital of the Company] [including within such limit
 any shares issued under this Resolution] in
connection with an offer by way of a rights issue: i)
 to ordinary shareholders in proportion [as nearly as
 may be practicable] to their existing holdings; and
ii) to people who are holder of other equity
securities if this is required by the rights of those
 securities or, if the Board considers it necessary,
as permitted by the rights of those securities, and
so that the Directors may impose any limits or
restrictions and make any arrangements which it
considers necessary or appropriate to deal with
treasury shares, fractional entitlements, record
dates, legal, regulatory or practical problems in, or
 under the laws of, any territory or any other
matter; [Authority expires the earlier of the
conclusion of the next AGM]; and the Directors may
allot equity securities after the expiry of this
authority in pursuance of such an offer or agreement

PROPOSAL #S.9: Authorize the Directors of all                              ISSUER          YES          FOR               FOR
existing authorities and provided resolution 8 is
passed, to allot equity securities [as specified in
the Companies Act 1985] for cash under the authority
given by that resolution and/or where the allotment
constitutes an allotment of equity securities by
virtue of Section 94(3A) of the Companies Act 1985,
free of restriction in Section 89(1) of the Companies
 Act 1985, such power to be limited: a) to the
allotment of equity securities in connection with an
offer of equity securities [but in the case of the
authority granted under resolution 8(B), by way of
rights issue only]; i) to ordinary shareholders in
proportion [as need as may be practicable] to their
existing holdings; and ii) to people who are holders
of other equity securities, if this is required by
the rights of those securities or, if Directors
consider if necessary, as permitted by the rights of
those securities, or appropriate to deal with
treasury shares, fractional entitlements, record
dates, legal, regulatory or practical problems in, or
 under the laws of, any territory, or any other
matter and; b) in the case of the authority granted
under resolution 8(A), to the allotment of equity
securities up to a nominal amount of USD
73,325,290.50 [equivalent to 146,650,581 ordinary
share of USD 0.50 each in the capital of the
Company]; [Authority expires until the next AGM of
the Company]; and the Directors may allot equity
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAGEO CORPORATION
  TICKER:                N/A             CUSIP:     Y9723R100
  MEETING DATE:          6/16/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2007 and 2008 audited reports                           ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The status of corporate bonds and                           ISSUER          NO           N/A               N/A
global depositary receipt

PROPOSAL #A.5: The proposal of merger with Guozhong                        ISSUER          NO           N/A               N/A
Development Co Ltd [Unlisted], Compostar Technology
Co., Ltd (Unlisted) and Chipcera Technology. Co., Ltd
 [Unlisted]

PROPOSAL #A.6: The revision to the rules of the Board                      ISSUER          NO           N/A               N/A
 meeting

PROPOSAL #B.1: Approve the 2007 and 2008 financial                         ISSUER          YES          FOR               FOR
statements

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans, endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
asset acquisition or disposal

PROPOSAL #B.6: Approve to revise the rule of election                      ISSUER          YES          FOR               FOR
 of the Directors and Supervisors

PROPOSAL #B.7: Approve to revise the plan of overseas                      ISSUER          YES          FOR               FOR
 unsecured convertible bonds issuance

PROPOSAL #B.8: Approve the proposal of capital                             ISSUER          YES          FOR               FOR
injection by issuing new shares via private placement

PROPOSAL #B.9: Approve the proposal to the election                        ISSUER          YES          FOR               FOR
of the Directors and Supervisors

PROPOSAL #B1011: Elect Mr. Pierre T.M.                                     ISSUER          YES          FOR               FOR
Chen/Shareholder No: 2 as a Director

PROPOSAL #B1012: Elect Mr. Lawrence Lai-Fu Lin/Id No:                      ISSUER          YES          FOR               FOR
 F102340709 as a Director

PROPOSAL #B1013: Elect Vinhaus Investment                                  ISSUER          YES          FOR               FOR
Company/Shareholder No: 14091, Representative: Mr.
Wood M.Y. Chen as a Director

PROPOSAL #B1014: Elect Hsu Chung Investment                                ISSUER          YES          FOR               FOR
Ltd./Shareholder No: 99108, Representative: Mr.
Tzong-Yeong Lin as a Director

PROPOSAL #B1015: Elect Hsu Chung Investment                                ISSUER          YES          FOR               FOR
Ltd./Shareholder No: 99108, Representative: Mr. Shih-
Chien Yang as a Director

PROPOSAL #B1016: Elect Hsu Chung Investment                                ISSUER          YES          FOR               FOR
Ltd./Shareholder No: 99108, Representative: Mr. Paul
Chien as a Director

PROPOSAL #B1017: Elect Hsu Chung Investment                                ISSUER          YES          FOR               FOR
Ltd./Shareholder No: 99108, Representative: Mr. Dora
C.W. Chang as a Director

PROPOSAL #B1021: Elect San Tai investment                                  ISSUER          YES          FOR               FOR
Ltd./Shareholder No: 34987, Representative: Mr. Yuan
Ho Lai as a Supervisor

PROPOSAL #B1022: Elect San Tai Investment                                  ISSUER          YES          FOR               FOR
Ltd./Shareholder No: 34987, Representative: Mr. James
 Y.S. Jan as a Supervisor

PROPOSAL #B.11: Approve the proposal to release the                        ISSUER          YES          FOR               FOR
prohibition on Directors from participation in
competitive business

PROPOSAL #B.12: Other issues and extraordinary motions                     ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAHOO JAPAN CORPORATION
  TICKER:                N/A             CUSIP:     J95402103
  MEETING DATE:          6/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the Other Updated
Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Corporate Auditor                                 ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAKULT HONSHA CO.,LTD.
  TICKER:                N/A             CUSIP:     J95468120
  MEETING DATE:          6/24/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.13: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.14: Appoint a Director                                         ISSUER          YES        AGAINST           AGAINST

PROPOSAL #2.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.16: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.17: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.18: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.19: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.20: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.21: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.22: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.23: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.24: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.25: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #2.26: Appoint a Director                                         ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMADA DENKI CO.,LTD.
  TICKER:                N/A             CUSIP:     J95534103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Expand Business                           ISSUER          YES          FOR               FOR
Lines, Approve Minor Revisions Related to
Dematerialization of Shares and the other Updated
Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Directors

PROPOSAL #6.: Approve Provision of Retirement                              ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMAGUCHI FINANCIAL GROUP,INC.
  TICKER:                N/A             CUSIP:     J9579M103
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations, Allow Board
to Make Rules Governing Exercise of Shareholders'
Rights, Allow Use of Electronic Systems for Public
Notifications

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMAHA CORPORATION
  TICKER:                N/A             CUSIP:     J95732103
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to :Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMAHA MOTOR CO.,LTD.
  TICKER:                N/A             CUSIP:     J95776126
  MEETING DATE:          3/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend the Articles of Incorporation                          ISSUER          YES          FOR               FOR

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.1: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #4.2: Appoint a Corporate Auditor                                 ISSUER          YES          FOR               FOR

PROPOSAL #5.: Amend the Compensation to be received                        ISSUER          YES          FOR               FOR
by Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMATAKE CORPORATION
  TICKER:                N/A             CUSIP:     J96348107
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.: Appoint a Director                                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMATO HOLDINGS CO.,LTD.
  TICKER:                N/A             CUSIP:     J96612114
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #2.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #2.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve Payment of Bonuses to Corporate                      ISSUER          YES          FOR               FOR
 Officers

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMATO KOGYO CO.,LTD.
  TICKER:                N/A             CUSIP:     J96524111
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAMAZAKI BAKING CO.,LTD.
  TICKER:                N/A             CUSIP:     J96656103
  MEETING DATE:          3/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to the Updated Laws and Regulaions

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANG MING MARINE TRANSPORT CORP
  TICKER:                N/A             CUSIP:     Y9729D105
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution                        ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.15 per share

PROPOSAL #B.3: Approve the revision to the Articles                        ISSUER          YES          FOR               FOR
of Incorporation

PROPOSAL #B.4: Approve the revision to the rules of                        ISSUER          YES          FOR               FOR
shareholder meeting

PROPOSAL #B.5: Approve the revision to the rules of                        ISSUER          YES          FOR               FOR
the election of the Directors and Supervisors

PROPOSAL #B.6: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of endorsement and guarantee

PROPOSAL #B.7: Approve the revision to the procedures                      ISSUER          YES          FOR               FOR
 of monetary loans

PROPOSAL #B.8: Approve the proposal to release the                         ISSUER          YES          FOR               FOR
prohibition on directors from participation in
competitive business

PROPOSAL #B.9: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANGZIJIANG SHIPBUILDING (HOLDINGS) LTD
  TICKER:                N/A             CUSIP:     Y9728A102
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Adopt the Audited financial statements                       ISSUER          YES          FOR               FOR
for the FYE 31 DEC 2008 and the Directors reports and
 the Auditors report thereon

PROPOSAL #2.: Declare a tax exempt [one tier] final                        ISSUER          YES          FOR               FOR
dividend of SGD 0.018 per ordinary share in respect
of the FYE 31 DEC 2008

PROPOSAL #3.: Approve the proposed Directors fees of                       ISSUER          YES          FOR               FOR
SGD 91,500 for the FYE 31 DEC 2008 [2007: SGD 70,000]

PROPOSAL #4.: Re-elect Mr. Ren Yuanlin as a Director,                      ISSUER          YES        AGAINST           AGAINST
 retiring by rotation pursuant to Article 94 of the
Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Teo Yi-dar as a Director,                       ISSUER          YES        AGAINST           AGAINST
retiring by rotation pursuant to Article 94 of the
Company's Articles of Association

PROPOSAL #6.: Re-elect Mr. Yu Kebing who retires                           ISSUER          YES        AGAINST           AGAINST
pursuant to Article 76 of the Company's Articles of
Association

PROPOSAL #7.: Re-appoint PricewaterhouseCoopers LLP                        ISSUER          YES          FOR               FOR
as the Auditors and authorize the Directors to fix
their remuneration

PROPOSAL #8.: Authorize the Directors of the Company,                      ISSUER          YES          FOR               FOR
 pursuant to Section 161 of the Companies Act,
Chapter 50 and the listing rules of the Singapore
Exchange Securities Trading Limited [the SGX-ST]: (a)
 (i) issue ordinary shares in the capital of the
Company [Shares] whether by way of rights, bonus or
otherwise; and/or (ii) make or grant offers,
agreements or options [collectively, Instruments]
that might or would require Shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into Shares, at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and (b)
[notwithstanding that the authority conferred by this
 Resolution may have ceased to be in force] issue
Shares in pursuance of any Instrument made or granted
 by the Directors while this Resolution is in force,
provided that: (1) the aggregate number of Shares to
be issued pursuant to this Resolution [including
Shares to be issued in pursuance of Instruments made
or granted pursuant to this Resolution] does not
exceed 50% of the total number of issued Shares
[excluding treasury shares] in the capital of the
Company [as calculated in accordance with sub-
paragraph (2) below], of which the aggregate number
of Shares to be issued other than on a pro rata basis
 to shareholders of the Company [including Shares to
be issued in pursuance of Instruments made or granted
 pursuant to this Resolution] does not exceed 20% of
the total number of issued Shares [excluding treasury
 shares] in the capital of the Company [as calculated
 in accordance with sub-paragraph (2) below]; (2)
[subject to such manner of calculation and
adjustments as may be prescribed by the SGX-ST] for
the purpose of determining the aggregate number of
Shares that may be issued under sub-paragraph (1)
above, the percentage of issued Shares shall be based
 on the total number of issued Shares [excluding
treasury shares] in the capital of the Company at the
 time this Resolution is passed, after adjusting for:
 (i) new Shares arising from the conversion or
exercise of any convertible securities or share
options or vesting of share awards which are
outstanding or subsisting at the time this Resolution
 is passed; and (ii) any subsequent bonus issue,
consolidation or subdivision of Shares; (3) in
exercising the authority conferred by this
Resolution, the Company shall comply with the
provisions of the listing manual of the SGX-ST for
the time being in force [unless such compliance has
been waived by the SGX-ST] and the Articles of
Association for the time being of the Company; and
(4) [unless revoked or varied by the Company in
general meeting] the authority conferred by this
Resolution shall continue in force until the
conclusion of the next Annual General Meeting of the
Company or the date by which the next Annual General

PROPOSAL #9.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to (a) (i) issue ordinary shares in the capital of
the Company [Shares] whether by way of rights, bonus
or otherwise; and/or (ii) make or grant Instruments
that might or would require Shares to be issued,
including but not limited to the creation and issue
of [as well as adjustments to] warrants, debentures
or other instruments convertible into Shares, at any
time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in
their absolute discretion deem fit; and (b)
[notwithstanding the authority conferred by this
Resolution may have ceased to be in force] issue
Shares in pursuance of any Instrument made or granted
 by the Directors while this Resolution was in force,
 provided that: (1) the aggregate number of Shares to
 be issued pursuant to this Resolution on a pro rata
basis to shareholders of the Company by way of a
renounceable rights issue [other than a bonus issue]
[including Shares to be issued in pursuance of
Instruments made or granted pursuant to this
Resolution] does not exceed 100% [or such other limit
 permitted by the SGX-ST from time to time] of the
issued Shares [excluding treasury shares] in the
capital of the Company [as calculated in accordance
with sub-paragraph (2) below], and in determining
whether such 100% limit has been reached, all Shares
to be issued pursuant to this Resolution or
Resolution 8 [including Shares to be issued in
pursuance of Instruments made or granted pursuant to
this Resolution or Resolution 8] shall be taken into
account [unless the SGX-ST's prevailing regulations
and requirements otherwise provide]; (2) [subject to
such manner of calculation as may be prescribed by
the SGX-ST], for the purpose of determining the
aggregate number of Shares that may be issued under
paragraph (1) above, the percentage of issued Shares
[excluding treasury shares] shall be based on the
number of issued Shares [excluding treasury shares]
in the capital of the Company at the time this
Resolution is passed, after adjusting for: (i) new
Shares arising from the conversion or exercise of any
 convertible securities or share options or vesting
of share awards which are outstanding or subsisting
at the time this Resolution is passed; and (ii) any
subsequent bonus issue, consolidation or sub-division
 of Shares; (3) in exercising the authority conferred
 by this Resolution, the Company shall comply with
the requirements imposed by the SGX-ST from time to
time and the provisions of the Listing Manual of the
SGX-ST for the time being in force [in each case,
unless such compliance has been waived by the SGX-
ST], all applicable legal requirements under the
Companies Act and otherwise, and the Articles of
Association for the time being of the Company; and
(4) [unless revoked or varied by the Company in
general meeting] the authority conferred by this
Resolution shall continue in force until the
conclusion of the next AGM of the Company or the date

PROPOSAL #10.: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to (a) to purchase or otherwise acquire issued
Ordinary Shares not exceeding in aggregate the
Maximum Limit [as hereafter defined], at such price
or prices as may be determined by the Directors of
the Company from time to time up to the Maximum Price
 [as hereafter defined], whether by way of: (i)
market purchase(s) on the SGX-ST; and/or (ii) off-
market purchase(s) [if effected otherwise than on the
 SGX-ST] in accordance with any equal access
scheme(s) as may be determined or formulated by the
Directors of the Company as they consider fit, which
scheme(s) shall satisfy all the conditions prescribed
 by the Companies Act; and otherwise in accordance
with all other laws and regulations and rules of the
SGX-ST as may for the time being be applicable, be
and is hereby authorized and approved generally and
unconditionally [the Share Purchase Mandate], (b)
pursuant to the Share Purchase Mandate may be
exercised by the Directors of the Company at any time
 and from time to time during the period commencing
from the date of the passing of this Resolution and
expiring on the earlier of: (i) the date on which the
 next AGM of the Company is held; or (ii) the date by
 which the next AGM of the Company is required by law
 to be held; (c) in this Resolution: Maximum Limit
means that number of issued Ordinary Shares
representing 10% of the total number of the issued
Ordinary Shares as at the date of the passing of this
 Resolution [excluding any Ordinary Shares which are
held as treasury shares as at that date]; Maximum
Price, in relation to an Ordinary Share to be
purchased or acquired, means the purchase price
[excluding brokerage, commission, applicable goods
and services tax and other related expenses] which
shall not exceed: - (i) in the case of a Market
Purchase, 105% of the Average Closing Price [as
defined hereinafter]; and (ii) in the case of an Off-
Market Purchase, 120% of Average Closing Price [as
defined hereinafter], pursuant to an equal access
scheme; Average Closing Price means the average of
the closing market prices of a Share for the five
consecutive Market Days on which the Shares are
transacted on the SGX-ST immediately preceding the
date of Market Purchase by the Company or, as the
case may be, the date of the making of the offer
pursuant to the Off-Market Purchase, and deemed to be
 adjusted in accordance with the Listing Rules for
any corporate action which occurs after the relevant
five Market Days; date of the making of the offer
means the date on which the Company announces its
intention to make an offer for an Off-Market
Purchase, stating therein the purchase price [which
shall not be more than the Maximum Price for an Off-
Market Purchase calculated on the foregoing basis]
for each Share and the relevant terms of the equal
access scheme for effecting the Off-Market Purchase;
(d) to complete and do all such acts and things
[including executing such documents as may be

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANLORD LAND GROUP LTD
  TICKER:                N/A             CUSIP:     Y9729A101
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Directors report                       ISSUER          YES          FOR               FOR
and the audited financial statement of the Company
for the FYE 31DEC 2008 together with the Auditors
reports thereon

PROPOSAL #2.: Declare a first and final [one-tier]                         ISSUER          YES          FOR               FOR
tax-exempt dividend of 1.23 Singapore cents per
ordinary share for the YE 31 DEC 2008

PROPOSAL #3.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
of SGD 400,000 for the YE 31 DEC 2008

PROPOSAL #4.a: Re-elect Mr. Zhong Siliang as a                             ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 91 of the
Articles of Association of the Company

PROPOSAL #4.b: Re-elect Mr. Ng Ser Miang as a                              ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 91 of the
Articles of Association of the Company

PROPOSAL #4.c: Re-elect Mr. Ng Shin Ein as a                               ISSUER          YES          FOR               FOR
Director, who retires pursuant to Article 91 of the
Articles of Association of the Company

PROPOSAL #5.: Re-appoint Deloitte & Touche LLP as the                      ISSUER          YES          FOR               FOR
 Auditors of the Company and to authorize the
Directors to fix their remuneration

PROPOSAL #6.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to allot and issue shares in the capital of the
Company [shares] whether by way of rights, bonus or
otherwise; and/or make or grant offers, agreements or
 options [collectively, Instruments and each, an
Instrument) that might or would require shares to be
issued, including but not limited to the creation and
 issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into
shares, at any time and upon such terms and
conditions and for such purposes and to such persons
as the Directors may, in their absolute discretion,
deem fit; and [notwithstanding the authority
conferred by this resolution may have ceased to be in
 force] issue shares in pursuance of any instrument
made or granted by the Directors while this
resolution was in force, provided that: 1) the
aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in
pursuance of instruments made or granted pursuant to
this resolution]: a) by way of renounceable rights
issues on a pro-rata basis to shareholders of the
Company [Renounceable Rights Issue] shall not exceed
100% of the total number of issued shares [excluding
treasury shares] in the capital of the Company [as
calculated in subparagraph (3) below; and b)
otherwise than by way of Renounceable Rights Issue
[Other Share Issues] shall not exceed 50% of the
total number of issued shares [excluding treasury
shares] in the capital of the Company [as calculated
in accordance with subparagraph (3) below], of which
the aggregated number of shares to be issued other
than on a pro-rata basis to shareholders of the
Company [including shares to be issued in pursuance
of instruments made or granted pursuant to this
resolution] does not exceed 20% of the total number
of issued shares [excluding treasury shares] in the
capital of the Company [as calculated in accordance
with subparagraph (3) below]; 2) the renounceable
rights issues and other share issues shall not, in
aggregate, exceed 100% of the total number of issued
shares [excluding treasury shares] in the capital of
the Company [as calculated in subparagraph (3)
below]; 3) [subject to such manner of calculation as
may be prescribed by Singapore Exchange Securities
Trading Limited [SGX-ST] for the purpose of
determining the aggregate number of shares that may
be issued under subparagraphs (1)(a) and (1)(b)
above, the total number of issued shares [excluding
treasury shares] in the capital of the Company at the
 time this resolution is passed, after adjusting for:
 i) new shares arising from the conversion or
exercise of any convertible securities or share
options on issue at the time this resolution is
passes; and ii) any subsequent bonus issue,
consolidation or subdivision of shares; 4) in
exercising the authority conferred by this
resolution, the Company shall comply with the
provisions of the Listing Manual of SGX-ST for the
time being in force [unless such compliance has been

PROPOSAL #7.: Authorize the Directors, subject to and                      ISSUER          YES          FOR               FOR
 pursuant to the share issue mandate in Resolution 6
above being obtained, to issue new shares other than
on a pro-rata basis to shareholders of the Company at
 an issue price per new share which shall be
determined by the Directors in their absolute
discretion provided that such price shall not
represent more than a20% discount for new shares to
the weighted average price per share determined in
accordance with the requirements of the SGX-ST

PROPOSAL #8.: Authorize the Directors to a) offer and                      ISSUER          YES        AGAINST           AGAINST
 grant options in accordance with the provisions of
the Yanlord Land Group Share Option Scheme 2006 (ESOS
 2006]; and b) allot and issue from time to time such
 number of shares in the capital of the Company as
may be issued pursuant to the exercise of options
under the ESOS 2006, provided that the aggregate
number of shares to be issued pursuant to the ESOS
2006 shall not exceed 15% of the total issued shares
in the capital of the Company from time to time

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANLORD LAND GROUP LTD
  TICKER:                N/A             CUSIP:     Y9729A101
  MEETING DATE:          4/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors, pursuant to                         ISSUER          YES          FOR               FOR
Sections 76C and 76E of the Companies Act, [Chapter
50, Singapore] [the Act], to purchase or acquire
issued ordinary shares fully paid in the capital of
the Company [Shares] not exceeding in aggregate the
Maximum Percentage [as specified below], at such
price or prices as may be determined by the Directors
 from time to time up to the Maximum Price [as
specified below], whether by way of: on market
purchases on the Singapore Exchange Securities
Trading Limited [SGX-ST], and/or off-market purchases
 [it effected otherwise than on the SGX-ST] in
accordance with any equal access scheme(s) as may be
determined or formulated all the conditions
prescribed by Act [Off-Market Purchase] and otherwise
 in accordance with all other laws regulations and
rules of SGX-ST as may for the time being applicable,
 generally and unconditionally [the Share Buyback
mandate]; issued Shares representing 10% of the
issued Shares as at the date of passing of this
resolution [excluding any Shares which are held as
treasury shares as at that date]; in the case of a
Market Purchase, 105% of the Average Closing Price of
 the Shares; and in the case of an Off-Market
Purchase, 120% of the Average Closing Price of the
Shares; the average of the closing market prices of a
 Share over the last 5 Market Days on which the
Shares are transacted on the SGX-ST or, as the case
may be such securities exchange on which the Shares
are listed or quoted, immediately preceding the date
of the Market Purchases by the Company or, as the
case may be, the date of the making of the offer
pursuant to the Off-Market Purchase, and deemed to be
 adjusted, in accordance with the rules of SGX-ST,
for any corporate action that occurs after the
relevant 5 days period, and authorize the Directors
and/or any of them to do all such acts and things
deemed necessary to give effect to the transactions
contemplated and/or authorized by this resolution;
[Authority expires the earlier of the next AGM of the
 Company or the date of the next AGM of the Company

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANTAI CHANGYU PIONEER WINE CO LTD
  TICKER:                N/A             CUSIP:     Y9739T108
  MEETING DATE:          9/26/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Reappoint the Company's Audit Firm                           ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANTAI CHANGYU PIONEER WINE CO LTD
  TICKER:                N/A             CUSIP:     Y9739T108
  MEETING DATE:          11/14/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to grant a specified decision                        ISSUER          YES          FOR               FOR
making authority as External Investment to the Board

PROPOSAL #2.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANTAI CHANGYU PIONEER WINE CO LTD
  TICKER:                N/A             CUSIP:     Y9739T108
  MEETING DATE:          4/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 working report of the                       ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 annual report                               ISSUER          YES          FOR               FOR

PROPOSAL #4.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #5.: Approve the 2008 Profit Distribution                         ISSUER          YES          FOR               FOR
Plan: 1] cash dividend/10 shares [Tax included]: CNY
12.0000; 2] bonus issue from profit [share/10
shares]: none; 3] bonus issue from capital reserves
[share/10 shares] : none

PROPOSAL #6.: Amend the Company's Articles of                              ISSUER          YES          FOR               FOR
Association

PROPOSAL #7.: Re-appoint the Company's Audit firm                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANZHOU COAL MNG CO LTD
  TICKER:                N/A             CUSIP:     Y97417102
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Materials Supply Agreement between
the Company and Yankuang Group Corporation Limited
[the 'Parent Company'], as specified, and the
continuing connected transactions contemplated
thereunder together with the associated Proposed
Annual Caps in respect of such transactions for each
of the FY ending 31 DEC 2009 to 2011, details of
which are more particularly described in the circular
 of the Company dated 07 NOV 2008 [the 'Circular']
[Capitalized terms used in this notice shall have the
 same meanings as defined in the Circular unless
otherwise expressly defined herein], and authorize
the Directors of the Company to do all such acts and
things and to sign all documents and to take any
steps which in their absolute discretion considered
to be necessary, desirable or expedient for the
purpose of implementing and/or giving effect to and
the transactions contemplated under the Provision of
Materials Supply Agreement

PROPOSAL #2.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Labour and Services Supply
Agreement between the Company and the Parent Company,
 as specified, and the continuing connected
transactions contemplated thereunder together with
the associated Proposed Annual Caps in respect of
such transactions for each of the FY ending 31 DEC
2009 to 2011, details of which are more particularly
described in the Circular; authorize the Directors of
 the Company to do all such acts and things and to
sign all documents and to take any steps which in
their absolute discretion considered to be necessary,
 desirable or expedient for the purpose of
implementing and/or giving effect to and the
transactions contemplated under the Provision of

PROPOSAL #3.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Insurance Fund Administrative
Services Agreement between the Company and the Parent
 Company, as specified, and the continuing connected
transactions contemplated thereunder together with
the associated annual estimates in respect of such
transactions for each of the FY ending 31 DEC 2009 to
 2011, details of which are more particularly
described in the Circular, and authorize the
Directors of the Company to do all such acts and
things and to sign all documents and to take any
steps which in their absolute discretion considered
to be necessary, desirable or expedient for the
purpose of implementing and/or giving effect to and
the transactions contemplated under the Provision of
Insurance Fund Administrative Services Agreement

PROPOSAL #4.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Coal Products and Materials
Agreement between the Company and the Parent Company,
 as specified, and the continuing connected
transactions contemplated thereunder together with
the associated Proposed Annual Caps in respect of
such transactions for each of the FY ending 31 DEC
2009 to 2011, details of which are more particularly
described in the Circular; authorize the Directors of
 the Company to do all such acts and things and to
sign all documents and to take any steps which in
their absolute discretion considered to be necessary,
 desirable or expedient for the purpose of
implementing and/or giving effect to and the
transactions contemplated under the Provision of Coal

PROPOSAL #5.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the Provision of Electricity and Heat Agreement
between the Company and the Parent Company, as
specified, and the continuing connected transactions
contemplated thereunder together with the associated
Proposed Annual Caps in respect of such transactions
for each of the FY ending 31 DEC 2008 to 2011,
details of which are more particularly described in
the Circular; and authorize the Directors of the
Company to do all such acts and things and to sign
all documents and to take any steps which in their
absolute discretion considered to be necessary,
desirable or expedient for the purpose of
implementing and/or giving effect to and the
transactions contemplated under the Provision of
Electricity and Heat Agreement

PROPOSAL #6.: Approve and ratify the terms of the                          ISSUER          YES          FOR               FOR
Acquisition Agreement entered into between the
Company and the Controlling Shareholders for the
Acquisition, as specified, and all the transactions
contemplated therein; and the execution of the
Acquisition Agreement by the Directors of the Company
 and authorize the Directors of the Company [or any
one of them] to do all such acts and things, to sign
and execute all such further documents and to take
such steps as the Directors of the Company (or any
one of them) may in their absolute discretion
consider necessary, appropriate, desirable or
expedient to give effect to or in connection with the
 Acquisition Agreements or any of the transactions
contemplated thereunder and all other matters
incidental thereto; for the purpose of this
resolution: 'Acquisition' means the acquisition of
the 74% equity interest in Shandong Hua Ju Energy
Company Limited by the Company from the Controlling
Shareholder pursuant to the Acquisition Agreement;
'Acquisition Agreement' means the conditional
agreement dated 24 OCT 2008 entered into between the
Company and the Controlling Shareholder for the
Acquisition; 'Controlling Shareholder' means ,
Yankuang Group Corporation Limited, a wholly State-
owned corporation and a controlling shareholder of
the Company holding approximately 52.86% of the total
 issued share capital of the Company

PROPOSAL #S.7: Approve the resolution in relation to                       ISSUER          YES          FOR               FOR
the amendments to the Articles 63, 64, 66, 166, 171,
202, 218 and 219 of the Articles of Association of
the Company and authorize the Board to do all such
things as necessary in connection with such
amendments as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANZHOU COAL MNG CO LTD
  TICKER:                N/A             CUSIP:     Y97417102
  MEETING DATE:          1/23/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve, subject to the relevant                            ISSUER          YES          FOR               FOR
period [as specified] during which the Board may
exercise the power of the Company to repurchase the
issued H Shares of the Company on the Hong Kong Stock
 Exchange, subject to and in accordance with all
applicable laws, rules and regulations and/or
requirements of the governmental or regulatory body
of securities in the PRC, the Hong Kong Stock
Exchange or of any other governmental or regulatory
body; the aggregate nominal value of H Shares of the
Company authorized to be repurchased subject to the
approval in paragraph (a) above during the relevant
period shall not exceed 10% of the aggregate nominal
value of the issued H Shares of the Company as at the
 date of the passing of this resolution; as the
shareholders of the Company has given by way of a
special resolution at the AGM held on 27 JUN 2008,
such approval shall be conditional upon the passing
of a special resolution in the same terms as the
resolution as specified in this paragraph [except for
 this sub-paragraph (c)(i)] at the class meeting for
holders of Domestic Shares of the Company to be held
on Friday, 16 JAN 2009 [or on such adjourned date as
may be applicable]; the approvals of the relevant PRC
 regulatory authorities as may be required by laws,
rules and regulations of the PRC being obtained by
the Company if appropriate; and the Company not being
 required by any of its creditors to repay or to
provide guarantee in respect of any amount due to any
 of them [or if the Company is so required by any of
its creditors, the Company having, in its absolute
discretion, repaid or provided guarantee in respect
of such amount] pursuant to the notification
procedure as specified in Article 30 of the Articles
of Association of the Company; authorize the Board of
 all relevant PRC regulatory authorities for the
repurchase of such H Shares being granted, Amend the
Articles of Association of the Company as it thinks
fit so as to reduce the registered share capital of
the Company and to reflect the new capital structure
of the Company upon the repurchase of H Shares of the
 Company as contemplated and for the purpose of this
special resolution, [Authority expires the earlier

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANZHOU COAL MNG CO LTD
  TICKER:                N/A             CUSIP:     Y97417102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the working report of the Board                      ISSUER          YES          FOR               FOR
 of Directors of the Company [the 'Board'] for the YE
 31 DEC 2008

PROPOSAL #2.: Approve the working report of the                            ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the YE 31
DEC 2008

PROPOSAL #3.: Approve the audited financial                                ISSUER          YES          FOR               FOR
statements of the Company and the group as at and for
 the YE 31 DEC 2008

PROPOSAL #4.: Approve the proposed Profit                                  ISSUER          YES          FOR               FOR
Distribution Plan of the Company for the YE 31 DEC
2008, and authorize the Board to distribute an
aggregate cash dividends of RMB 1,967.36 million [tax
 inclusive], equivalent to RMB 0.40 [tax inclusive]
per share to the shareholders of the Company

PROPOSAL #5.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
of the Directors and Supervisors of the Company for
the YE 31 DEC 2009

PROPOSAL #6.: Re-appoint Grant Thornton and Shine                          ISSUER          YES          FOR               FOR
Wing Certified Public Accountants Ltd as the
Company's international and PRC Auditors,
respectively, until the conclusion of the next AGM,
and to determine their remuneration arrangements

PROPOSAL #7.: Approve to renew liability insurance                         ISSUER          YES        AGAINST           AGAINST
for Directors, Supervisors and senior officers of the
 Company

PROPOSAL #8.: Approve the proposal regarding the use                       ISSUER          YES          FOR               FOR
of electronic means to provide Corporate
Communications to holders of H shares of the Company

PROPOSAL #S.9: Amend the Article 2, Article 30,                            ISSUER          YES          FOR               FOR
Article 85, Article 86, Article 87, Article 145,
Article 238, Article 239, Article 247, Article 249,
Article 271, Article 286 and Article 295 of the
Articles of Association of the Company, and authorize
 any one of the Directors to make further adjustments
 at his discretion with reference to requirements of
the relevant authorities, seek approval and make the
relevant filing with the relevant authorities at the
appropriate time; as specified

PROPOSAL #S.10: Approve the Board granted an                               ISSUER          YES        AGAINST           AGAINST
unconditional general mandate to issue, allot and
deal with additional H Shares in the share capital of
 the Company and to make or grant offers, agreements
and options in respect thereof, subject to the
following terms: 1) such mandate shall not extend
beyond the Relevant Period save that the Board may
during the Relevant Period make or grant offers,
agreements or options which might require the
exercise of such powers after the end of the Relevant
 Period; 2) the number of shares allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Board shall not exceed 20% of the number of H Shares
in issue as at the date of the this resolution; 3)
Board will only exercise its power under such mandate
 in accordance with the Company Law of the PRC and
the Rules Governing the Listing of Securities on The
Stock Exchange of Hong Kong Limited [as amended from
time to time] and only if all necessary approvals
from the China Securities Regulatory Commission
and/or other relevant PRC government authorities are
obtained; for the purpose of the resolution;
[Authority expires the earlier of the conclusion of
the next AGM or 12 months] authorize the Board of
Directors, to issue shares pursuant to paragraph (a)
of this resolution, execute and do or procure to be
executed and done, all such documents, deeds and
things as it may consider relevant in connection with
 the issue of such new shares including, but not
limited to, determining the time and place of issue,
making all necessary applications to the relevant
authorities and entering into an underwriting
agreement [or any other agreement], to determine the
use of proceeds and to make all necessary filings and
 registrations with the relevant PRC, Hong Kong and
other authorities, and to make such amendments to the
 articles of association of the Company as it thinks
fit so as to reflect the increase in registered
capital of the Company and to reflect the new share
capital structure of the Company under the intended
allotment and issue of the shares of the Company
pursuant to the resolution under paragraph (a) of

PROPOSAL #S.11: Authorize the Board of the Company to                      ISSUER          YES          FOR               FOR
 repurchase the issued H Shares of the Company on the
 Hong Kong Stock Exchange, subject to and in
accordance with all applicable laws, rules and
regulations and/or requirements of the governmental
or regulatory body of securities in the PRC, the Hong
 Kong Stock Exchange or of any other governmental or
regulatory body; the aggregate amount of H Shares of
the Company authorized to be repurchased subject to
the approval in paragraph (a) above during the
Relevant Period shall not exceed 10% of the total
amount of existing issued H Shares of the Company as
at the date of the passing of this resolution; the
passing of a special resolution with the same terms
as the resolution set out in this paragraph [except
for this sub-paragraph (c)(i)] at a class meeting for
 the holders of Domestic Shares of the Company to be
held on 26 JUN 2009 [or on such adjourned date as may
 be applicable]; and the class meeting for the
holders of H Shares to be held on 26 JUN 2009 [or on
such adjourned date as may be applicable] for such
purpose; the approval of the relevant PRC regulatory
authorities as may be required by laws, rules and
regulations of the PRC being obtained by the Company
if appropriate; and the Company not being required by
 any of its creditors to repay or to provide
guarantee in respect of any amount due to any of them
 [or if the Company is so required by any of its
creditors, the Company having, in its absolute
discretion, repaid or provided guarantee in respect
of such amount] authorize the Board, pursuant to the
notification procedure set out in Article 30 of the
Articles of Association of the Company; subject to
the approval of all relevant PRC regulatory
authorities for the repurchase of such H Shares being
 granted, (i) amend the Articles of Association of
the Company as it thinks fit so as to reduce the
registered share capital of the Company and to
reflect the new capital structure of the Company upon
 the repurchase of H shares of the Company as
contemplated in paragraph (a) above; and (ii) file
the amended articles of association of the Company
with the relevant governmental authorities of the
PRC; [Authority expires the earlier of: the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YANZHOU COAL MNG CO LTD
  TICKER:                N/A             CUSIP:     Y97417102
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Company, subject to this                      ISSUER          YES          FOR               FOR
 resolution, to repurchase the issued H Shares of the
 Company on the Hong Kong Stock Exchange, subject to
and in accordance with all applicable laws, rules and
 regulations and/or requirements of the governmental
or regulatory body of securities in the PRC, the Hong
 Kong Stock Exchange or of any other governmental or
regulatory body, the aggregate amount of H Shares of
the Company to be repurchased subject to this
resolution, during the relevant period shall not
exceed 10% of the total amount of existing issued H
Shares of the Company as at the date of the passing
of this resolution; approve that conditional upon:
(i) the passing of a special resolution in the same
terms as the resolution as specified at the AGM of
the Company to be held on 26 JUN 2009 [or on such
adjourned date as may be applicable]; and the class
meeting for holders of Domestic Shares to be held on
26 JUN 2009 [or on such adjourned date as may be
applicable]; (ii) the approval of the relevant PRC
regulatory authorities as may be required by laws,
rules and regulations of the PRC being obtained by
the Company if appropriate; and (iii) the Company not
 being required by any of its creditors to repay or
to provide guarantee in respect of any amount due to
any of them [or if the Company is so required by any
of its creditors, the Company having, in its absolute
 discretion, repaid or provided guarantee in respect
of such amount] pursuant to the notification
procedure set out in Article 30 of the Articles of
Association of the Company; authorize the Board,
subject to the approval of all relevant PRC
regulatory authorities for the repurchase of such H
Shares being granted, to: i) amend the Articles of
Association of the Company as it thinks fit so as to
reduce the registered share capital of the Company
and to reflect the new capital structure of the
Company upon the repurchase of H Shares of the
Company as specified; and ii) file the amended
Articles of Association of the Company with the
relevant governmental authorities of the PRC;
[Authority expires the earlier of the conclusion of
the next AGM of the Company or the expiration of a
12-month period following the passing of this special

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YAPI VE KREDI BANKASI A S
  TICKER:                N/A             CUSIP:     M9869G101
  MEETING DATE:          4/3/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening and elect the Presidential Board                     ISSUER          NO           N/A               N/A

PROPOSAL #2.: Receive the activities and accounts of                       ISSUER          NO           N/A               N/A
2008, the reading and deliberation of the Board of
Directors and Auditors reports, the brief Independent
 Auditing report by the Independent Auditing Company,
 namely Basaran Nas Bagimsiz Denetim Ve Serbest
Muhasebeci Mali Musavirlik A.S, the acceptance,
acceptance through modification or rejection of the
recommendation by the Board of Directors concerning
the balance sheet and income table for 2008

PROPOSAL #3.: Approve the assignment made for the                          ISSUER          NO           N/A               N/A
empty seat in Board Membership by the Board Members
for approval according to the Turkish Commercial Code
 315

PROPOSAL #4.: Approve the Members of the Board of                          ISSUER          NO           N/A               N/A
Directors and the Auditors for the Company's
activities in 2008

PROPOSAL #5.: Re-elect or replacement of the Board                         ISSUER          NO           N/A               N/A
Members whose term has expired, decision on the their
 duty period

PROPOSAL #6.: Re-elect or replacement of the Auditors                      ISSUER          NO           N/A               N/A
 whose term has expired, decision on the their duty
period

PROPOSAL #7.: Approve to determine the monthly gross                       ISSUER          NO           N/A               N/A
salaries of the Chairman, Board Members and Auditors

PROPOSAL #8.: Approve the acceptance, acceptance                           ISSUER          NO           N/A               N/A
through modification or rejection of the
recommendation by the Board of Directors concerning
the distribution of the profit of 2008

PROPOSAL #9.: Approve the profit distribution policy                       ISSUER          NO           N/A               N/A
for year 2009 and ongoing years

PROPOSAL #10.: Approve the information of the general                      ISSUER          NO           N/A               N/A
 assembly about the information policy of the bank
regarding the Corporate Governance principles

PROPOSAL #11.: Approve the donations and                                   ISSUER          NO           N/A               N/A
contributions to foundations and organizations which
are exempt from Tax in purpose of welfare grant

PROPOSAL #12.: Elect the Independent Auditing firm by                      ISSUER          NO           N/A               N/A
 the Board of Directors according to the rules of
capital markets Board

PROPOSAL #13.: Amend the Company Articles                                  ISSUER          NO           N/A               N/A
4,5,6,7,8,9,12,13,15,17,18,21,25,26,30,
31,36,39,41,42,48,50,51,56,57,58,61,64,66,
68,78,79,82,88, temporary Article 1 and decision on
revoking Articles of Association 10,11 and 65
according to the acceptance of registered capital
system, according to the dematerialization principles
 of central registry agency and according to the
conversion from try to TL after the necessary
permissions have been taken from banking regulation
and supervision agency, capital markets Board and
Ministry of industry and trade

PROPOSAL #14.: Grant authoirty for the Board Members                       ISSUER          NO           N/A               N/A
according to the Articles 334 and 335 of the Turkish
Commercial Code

PROPOSAL #15.: Approve to delegate the authority to                        ISSUER          NO           N/A               N/A
Chairmanship to sign the minutes of the meeting

PROPOSAL #16.: Wishes                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YARA INTERNATIONAL ASA, OSLO
  TICKER:                N/A             CUSIP:     R9900C106
  MEETING DATE:          5/7/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. Harald Arnkv.rn as a                               ISSUER          YES          FOR               FOR
Chairperson of the Meeting and a person to co-sign
the minutes of the General Meeting

PROPOSAL #2.: Approve a dividend of NOK 4.50 per share                     ISSUER          YES          FOR               FOR

PROPOSAL #3.: Approve the guidelines for the                               ISSUER          YES        AGAINST           AGAINST
remuneration of the Members of the Executive

PROPOSAL #4.: Elect the Member of the Board                                ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the remuneration to the Auditor                      ISSUER          YES          FOR               FOR
 at NOK 2,500,000

PROPOSAL #6.: Approve the following remuneration for                       ISSUER          YES          FOR               FOR
the Board Members: Chairman of the Board: NOK 410,000
 [unchanged], Members of the Board: NOK 235,000
[unchanged]; to the Members of the Compensation
Committee: NOK 5,500 per meeting [unchanged]; to the
Members of the Audit Committee: Chairman of the Audit
 Committee: NOK 85,000 [unchanged], Members of the
Audit Committee: NOK 70,000 [unchanged]; to the
Deputy Representatives to the Board: NOK 7,500 per
meeting [unchanged]

PROPOSAL #7.: Approve to determine the remuneration                        ISSUER          YES          FOR               FOR
to the Members of the Nomination Committee at NOK
4,500 per meeting [unchanged]

PROPOSAL #8.: Approve to reduce the share capital of                       ISSUER          YES          FOR               FOR
the Company by NOK 4,663,846 from NOK 495,678,107 to
NOK 491,014,261 by means of the cancellation of
1,750,000 own shares and the redemption of 993,439
shares, owned on behalf of the Norwegian State by the
 Ministry of Trade and Industry, for a payment of the
 sum of NOK 239,593,761 with the addition of interest
 to the State represented by the Ministry of Trade
and Industry; this sum represents the average share
price for the buyback of own shares in the market; a
transfer from the share premium fund of NOK
237,904,914 will cover the portion of the sum paid
out that exceeds the nominal value of the shares; in
addition NOK 419,083,205 will be transferred from the
 share premium fund to retained earnings; this amount
 equals the amount by which retained earnings was
reduced when own shares were acquired in the market;
with effect from the implementation of the capital
reduction through registration in the Register of
Business Enterprises, Article 4 of the Company's
Articles of Association will be amended

PROPOSAL #9.: Authorize the Board, for a period of 12                      ISSUER          YES          FOR               FOR
 months, to let the Company acquire up to 5%
[14,441,595 shares] of the total shares of Yara
International ASA with a total nominal value of NOK
24,550,712 in the open market and from the Norwegian
State; such purchases shall be at such times and at
such prices as the Board determines from time to
time, provided however, that the purchase price per
share shall not be less than NOK 10 nor more than NOK
 1000; shares acquired pursuant to this proxy can be
used for cancellation, or, according to decision by
the Board of Directors, as consideration in
commercial transactions; [Authority is valid from 07
MAY 2009 until 6 MAY 2010]; if the Board decides that
 shares acquired pursuant to this authorization shall
 be used for capital reduction by cancellation of
shares; it is a precondition for the Board that the
States ownership [presently 36.21%] is not altered as

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YASKAWA ELECTRIC CORPORATION
  TICKER:                N/A             CUSIP:     J9690T102
  MEETING DATE:          6/18/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.12: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.13: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.14: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.15: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Appoint a Substitute Corporate Auditor                       ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YELL GROUP PLC, READING BERKSHIRE
  TICKER:                N/A             CUSIP:     G9835W104
  MEETING DATE:          7/25/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and consider the report of the                       ISSUER          YES          FOR               FOR
Directors and the Auditors and the audited accounts
of the Company, for the YE 31 MAR 2008

PROPOSAL #2.: Declare the final dividend of 5.7 pence                      ISSUER          YES          FOR               FOR
 per ordinary share in the Company recommended by the
 Directors, if approved, payable on 01 AUG 2008 to
the holders of ordinary shares in the Company
registered at the close of business on 04 JUL 2008

PROPOSAL #3.: Approve the remuneration report of the                       ISSUER          YES          FOR               FOR
Directors for the YE 31 MAR 2008

PROPOSAL #4.: Re-elect Mr. John Condron as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #5.: Re-elect Mr. John Davis as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #6.: Re-elect Ms. Lyndon Lea as a Director                        ISSUER          YES          FOR               FOR

PROPOSAL #7.: Re-elect Lord Powell of Bayswater as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #8.: Re-elect Mr. Robert Scott as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #9.: Re-elect Mr. John Coghlan as a Director                      ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-elect Mr. Joachim Eberhardt as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #11.: Re-elect Mr. Richard Hooper as a                            ISSUER          YES          FOR               FOR
Director

PROPOSAL #12.: Elect Mr. Tim Bunting as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #13.: Re-appoint PricewaterhouseCoopers LLP                       ISSUER          YES          FOR               FOR
as the Auditors of the Company until the conclusion
of the next general meeting of the Company before
which accounts are laid

PROPOSAL #14.: Authorize the Directors to determine                        ISSUER          YES          FOR               FOR
the Auditors' remuneration

PROPOSAL #15.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 80 of the Companies Act 1985, to allot
relevant securities [as defined in that Act] up to an
 aggregate nominal amount of GBP 2,592,204;
[Authority expires the earlier of the next AGM of the
 Company or 15 months]; and the Directors may allot
equity securities after the expiry of this authority
in pursuance of such an offer or agreement made prior
 to such expiry

PROPOSAL #16.: Authorize the Company in accordance                         ISSUER          YES          FOR               FOR
with Sections 366 and 367 of the Companies Act 2006
the Company and all companies that are its
Subsidiaries at any time during the period for which
this resolution has effect; a) make political
donations to political parties or independent
election candidates [as such terms are defined in the
 Companies Act 2006], not exceeding GBP 100,000 in
aggregate; b) make political donations to political
organizations other than political parties [as such
terms are defined in the Companies Act 2006], not
exceeding GBP 100,000 in aggregate; and c) incur
political expenditure [as such term is defined in the
 Companies Act 2006], not exceeding GBP 100,000 in
aggregate [authority expires the earlier conclusion
of next AGM of the Company to be held in 2009 or on
the date of this resolution and ending on the date
falling 12 months after the passing of this

PROPOSAL #S.17: Adopt the Articles of Association in                       ISSUER          YES          FOR               FOR
the form produced to this AGM as the new Articles of
Association of the Company in substitution for, and
to the exclusion of, the existing Articles of

PROPOSAL #S.18: Authorize the Directors, subject to                        ISSUER          YES          FOR               FOR
the passing of Resolution 15 and under Section 95 of
the Companies Act 1985, to allot equity securities
[Section 94 of the Act] for cash pursuant to the
authority conferred by Resolution 15, or where such
allotment constitutes the allotment of the equity
securities by the virtue of Section 94(3A),
disapplying the statutory pre-emption rights [Section
 89(1)], provided that this power is limited to the
allotment of equity securities a) in connection to a
rights issue to the holders of the ordinary shares in
 the Company [excluding any ordinary shares held by
the Company as treasury shares]; and b) up to an
aggregate nominal amount of GBP 390,550; [Authority
expires the earlier of the conclusion of the next AGM
 or 15 months]; and the Directors may allot equity
securities after the expiry of this authority in
pursuance of such an offer or agreement made prior to

PROPOSAL #S.19: Authorize the Company, pursuant to                         ISSUER          YES          FOR               FOR
Article 20 of its Articles of Association, to
purchase its own fully-paid ordinary shares in the
Company by way of market purchases [Section 163(3) of
 the Companies Act 1985] of up to 78,109,963 ordinary
 shares in the Company, at a minimum price of 1.00
pence and a maximum price equivalent to 105% of the
middle market price for an ordinary share in the
Company as set out in the Daily Official List
published by the London Stock Exchange, over the
previous 5 business days and the higher of the price
of the last independent trade and highest current
independent bid on the Long Stock Exchange Trading
System [SETS-the trading venue where the purchase is
carried out; [Authority expires the earlier of the
conclusion of the next AGM or 15 months]; the
Company, before the expiry, may make a contract to
purchase ordinary shares which will or may be
executed wholly or partly after such expiry

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YENISEI TERRITORIAL GENERATING CO OJSC
  TICKER:                N/A             CUSIP:     985818103
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual report, annual                            ISSUER          YES        ABSTAIN           AGAINST
accounting report, including profit and loss account
of the Company and allocation of profits [including
payment of dividends] and losses of the Company as a
result of 2008 FY

PROPOSAL #2.1: Elect Sergey Nikolaevich Mironosetsky                       ISSUER          YES        ABSTAIN           AGAINST
as a Member to the Board of Directors of TGK-13

PROPOSAL #2.2: Elect Alexander Valerievich Inozemtsev                      ISSUER          YES        ABSTAIN           AGAINST
 as a Member to the Board of Directors of TGK-13

PROPOSAL #2.3: Elect Igor Yurievich Sorokin as a                           ISSUER          YES        ABSTAIN           AGAINST
Member to the Board of Directors of TGK-13

PROPOSAL #2.4: Elect Dmitry Alexeevich Vasin as a                          ISSUER          YES        ABSTAIN           AGAINST
Member to the Board of Directors of TGK-13

PROPOSAL #2.5: Elect Sergey Alexandrovich Martynov as                      ISSUER          YES        ABSTAIN           AGAINST
 a Member to the Board of Directors of TGK-13

PROPOSAL #2.6: Elect Andrey Nikolaevich Bolshakov as                       ISSUER          YES        ABSTAIN           AGAINST
a Member to the Board of Directors of TGK-13

PROPOSAL #2.7: Elect Andrey Alexandrovich Drachuk as                       ISSUER          YES        ABSTAIN           AGAINST
a Member to the Board of Directors of TGK-13

PROPOSAL #2.8: Elect Vadim Vyacheslavovich Zarudny as                      ISSUER          YES        ABSTAIN           AGAINST
 a Member to the Board of Directors of TGK-13

PROPOSAL #2.9: Elect Yuriy Mikhailovich                                    ISSUER          YES        ABSTAIN           AGAINST
Tsaregorodtsev as a Member to the Board of Directors

PROPOSAL #2.10: Elect Dmitry Borisovich Syromyatnikov                      ISSUER          YES        ABSTAIN           AGAINST
 as a Member to the Board of Directors of TGK-13

PROPOSAL #2.11: Elect Nikolay Vasilievich Safonkin as                      ISSUER          YES        ABSTAIN           AGAINST
 a Member to the Board of Directors of TGK-13

PROPOSAL #2.12: Elect Alexander Alexandrovich                              ISSUER          YES        ABSTAIN           AGAINST
Shumilov as a Member to the Board of Directors of

PROPOSAL #2.13: Elect Alexey Evgenievich Bay as a                          ISSUER          YES        ABSTAIN           AGAINST
Member to the Board of Directors of TGK-13

PROPOSAL #2.14: Elect Sergey Alexandrovich Petelin as                      ISSUER          YES        ABSTAIN           AGAINST
 a Member to the Board of Directors of TGK-13

PROPOSAL #2.15: Elect German Olegovich Mustafin as a                       ISSUER          YES        ABSTAIN           AGAINST
Member to the Board of Directors of TGK-13

PROPOSAL #2.16: Elect Andrey Vitalievich Fedorov as a                      ISSUER          YES        ABSTAIN           AGAINST
 Member to the Board of Directors of TGK-13

PROPOSAL #2.17: Elect Petr Ivanovich Opanasenko as a                       ISSUER          YES        ABSTAIN           AGAINST
Member to the Board of Directors of TGK-13

PROPOSAL #2.18: Elect Ekaterina Vitalievna Pashkova                        ISSUER          YES        ABSTAIN           AGAINST
as a Member to the Board of Directors of TGK-13

PROPOSAL #2.19: Elect Dmitry Alexandrovich Dolgopolov                      ISSUER          YES        ABSTAIN           AGAINST
 as a Member to the Board of Directors of TGK-13

PROPOSAL #2.20: Elect Dmitry Alexandrovich Lapshin as                      ISSUER          YES        ABSTAIN           AGAINST
 a Member to the Board of Directors of TGK-13

PROPOSAL #2.21: Elect Roman Yurievich Kipriyanov as a                      ISSUER          YES        ABSTAIN           AGAINST
 Member to the Board of Directors of TGK-13

PROPOSAL #2.22: Elect Alexander Rudolfovich Logoveev                       ISSUER          YES        ABSTAIN           AGAINST
as a Member to the Board of Directors of TGK-13

PROPOSAL #2.23: Elect Maxim Borisovich Babich as a                         ISSUER          YES        ABSTAIN           AGAINST
Member to the Board of Directors of TGK-13

PROPOSAL #2.24: Elect Igor Iosifovich Lipskikh as a                        ISSUER          YES        ABSTAIN           AGAINST
Member to the Board of Directors of TGK-13

PROPOSAL #2.25: Elect Pavel Olegovich Shatsky as a                         ISSUER          YES        ABSTAIN           AGAINST
Member to the Board of Directors of TGK-13

PROPOSAL #3.1: Elect Sophia Ivanovna Mokhnachevskaya                       ISSUER          YES        ABSTAIN           AGAINST
to the Auditing Committee of the Company

PROPOSAL #3.2: Elect Ilya Valentinovich Shlomov to                         ISSUER          YES        ABSTAIN           AGAINST
the Auditing Committee of the Company

PROPOSAL #3.3: Elect Elena Viktorovna Kolesnikova to                       ISSUER          YES        ABSTAIN           AGAINST
the Auditing Committee of the Company

PROPOSAL #3.4: Elect Alexey Sergeevich Pastukhov to                        ISSUER          YES        ABSTAIN           AGAINST
the Auditing Committee of the Company

PROPOSAL #3.5: Elect Olga Valentinovna Naumovich to                        ISSUER          YES        ABSTAIN           AGAINST
the Auditing Committee of the Company

PROPOSAL #3.6: Elect Lyudmila Nikolaevna Naryshkina                        ISSUER          YES        ABSTAIN           AGAINST
to the Auditing Committee of the Company

PROPOSAL #4.: Approve CJSC BDO Unicon as the Auditor                       ISSUER          YES        ABSTAIN           AGAINST
of the Company

PROPOSAL #5.1: Approve the Company's amended Charter                       ISSUER          YES        ABSTAIN           AGAINST

PROPOSAL #5.2: Approve: the amended regulations on                         ISSUER          YES        ABSTAIN           AGAINST
order of preparation and realization of the Company
general shareholders meeting; the amended regulations
 on order of preparation and realization of the
Company Board of Directors; the amended Regulations
on the Company Auditing Committee

PROPOSAL #5.3: Approve to cancel the regulations on                        ISSUER          YES        ABSTAIN           AGAINST
the Board of Management of JSC Yenisei Territorial
Generating Company [TGC-13]

PROPOSAL #5.4: Approve the amended regulations on                          ISSUER          YES        ABSTAIN           AGAINST
payment of remuneration and compensations to the
Board of Directors of Joint-Stock Company Yenisei
Territorial Generating Company [TGC-13]; the amended
regulations on payment of remuneration and
compensations to the Auditing Committee of Joint-
Stock Company Yenisei Territorial Generating Company

PROPOSAL #6.: Approve to delegate the authority of                         ISSUER          YES        ABSTAIN           AGAINST
the Company's Sole Executive Body to the Management
Company-LLC MC Siberia Generating Company

PROPOSAL #7.: Approve the transactions between JSC                         ISSUER          YES        ABSTAIN           AGAINST
Yenisei Territorial Generating Company [TGC-13] and
interested parties which may be conducted in future
during the implementation of general business
activities by the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YIZHENG CHEM FIBRE LTD
  TICKER:                N/A             CUSIP:     Y9841W106
  MEETING DATE:          6/5/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Board of Directors of the Company for the year 2008

PROPOSAL #2.: Receive and approve the report of the                        ISSUER          YES          FOR               FOR
Supervisory Committee of the Company for the year 2008

PROPOSAL #3.: Receive and approve the audited                              ISSUER          YES          FOR               FOR
financial statements and the report of the Auditors
of the Company for the year 2008

PROPOSAL #4.: Receive and approve the Scheme of                            ISSUER          YES          FOR               FOR
profit distribution of the Company for the year 2008
and proposed scheme of surplus reserve making up
previous years' losses

PROPOSAL #5.: Re-appoint KPMG Huazhen and KPMG as the                      ISSUER          YES          FOR               FOR
 Domestic and International Auditors of the Company
for the year 2009 and authorize the Directors to fix
their remuneration

PROPOSAL #6.: Receive and approve the resolution on                        ISSUER          YES          FOR               FOR
revising remuneration of the Company's Independent
Directors and Independent Supervisors, and drawing up
 Payment of the remuneration of independent Directors

PROPOSAL #7.1: Receive and approve the ongoing                             ISSUER          YES        AGAINST           AGAINST
connected transactions under the Product Supply
Framework Agreement and the Comprehensive Service
Framework Agreement for the year 2009 by the
Independent Shareholders

PROPOSAL #7.2: Receive and approve the ongoing                             ISSUER          YES        AGAINST           AGAINST
connected transactions under the Financial Services
Agreement for the year 2009 by the Independent
Shareholders

PROPOSAL #S.8: Amend the Articles of Association of                        ISSUER          YES          FOR               FOR
the Company

PROPOSAL #S.9: Approve the proposed amendments to                          ISSUER          YES          FOR               FOR
Rules and procedures for Shareholders' General
Meetings of the Company

PROPOSAL #S.10: Authorize the Company secretary of                         ISSUER          YES          FOR               FOR
the Company to, on behalf of the Company, deal with
all applications, approval, registrations and filing
relevant to the proposed amendments to the Articles
of Association and Rules and procedures for
Shareholders' General Meetings

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YOKOGAWA ELECTRIC CORPORATION
  TICKER:                N/A             CUSIP:     J97272124
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve Appropriation of Retained                            ISSUER          YES          FOR               FOR
Earnings

PROPOSAL #2.: Amend Articles to: Approve Minor                             ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the Other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4.: Appoint a Corporate Auditor                                  ISSUER          YES          FOR               FOR

PROPOSAL #5.: Renewal of Countermeasures to Large-                         ISSUER          YES        AGAINST           AGAINST
scale Acquisition of Yokogawa Electric Shares
(Takeover Defense Measures)

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YTL CORP BHD
  TICKER:                N/A             CUSIP:     Y98610101
  MEETING DATE:          12/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the FYE 30 JUN 2008 together with the
reports of the Directors and the Auditors thereon

PROPOSAL #2.: Approve to sanction the declaration of                       ISSUER          YES          FOR               FOR
a final dividend of 5% gross less Malaysian Income
Tax in respect of the FYE 30 JUN 2008

PROPOSAL #3.: Re-elect Mr. Dato' Yeoh Soo Min as a                         ISSUER          YES          FOR               FOR
Director, who retire pursuant to Article 84 of the
Company's Articles of Association

PROPOSAL #4.: Re-elect Mr. Dato' Yeoh Seok Hong as a                       ISSUER          YES          FOR               FOR
Director, who retire pursuant to Article 84 of the
Company's Articles of Association

PROPOSAL #5.: Re-elect Mr. Syed Abdullah Bin Syed                          ISSUER          YES          FOR               FOR
Abd. Kadir as a Director, who retire pursuant to
Article 84 of the Company's Articles of Association

PROPOSAL #6.: Re-appoint Tan Sri Dato' Seri (Dr) Yeoh                      ISSUER          YES          FOR               FOR
 Tiong Lay, retiring pursuant to Section 129(6) of
the Companies Act, 1965, as a Director of the Company
 to hold office until the next AGM

PROPOSAL #7.: Re-appoint Dato' (Dr) Yahya Bin Ismail,                      ISSUER          YES          FOR               FOR
 retiring pursuant to Section 129(6) of the Companies
 Act, 1965, as a Director of the Company to hold
office until the next AGM

PROPOSAL #8.: Re-appoint Mr. Mej Jen Dato' Haron Bin                       ISSUER          YES          FOR               FOR
Mohd Taib (B), retiring pursuant to Section 129(6) of
 the Companies Act, 1965, as a Director of the
Company to hold office until the next AGM

PROPOSAL #9.: Re-appoint Mr. Eu Peng Meng @ Leslie                         ISSUER          YES          FOR               FOR
Eu, retiring pursuant to Section 129(6) of the
Companies Act 1965, as a Director of the Company to
hold office until the next AGM

PROPOSAL #10.: Approve the payment of Directors' fees                      ISSUER          YES          FOR               FOR
 amounting to MYR 280,000 for the FYE 30 JUN 2008

PROPOSAL #11.: Re-appoint the Auditors and authorize                       ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #12.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965, to allot and
 issue shares in the Company at any time until the
conclusion of the next AGM and upon such terms and
conditions and for such purposes as the Directors
may, in their absolute discretion, deem fit provided
that the aggregate number of shares to be issued does
 not exceed 10% of the issued and paid-up share
capital of the Company for the time being and that
the Directors be and are also empowered to obtain the
 approval for the listing of and quotation for the
additional shares so issued on Bursa Malaysia

PROPOSAL #13.: Authorize the Company, subject to the                       ISSUER          YES          FOR               FOR
Company's compliance with all applicable rules,
regulations, orders and guidelines made pursuant to
the Companies Act, 1965, the provisions of the
Company's Memorandum and Articles of Association and
the Listing Requirements of Bursa Malaysia Securities
 Berhad ['Bursa Securities'] and the approvals of all
 relevant authorities, to the fullest extent
permitted by law, to buy-back and/or hold from time
to time and at any time such amount of ordinary
shares of MYR 0.50 each in the Company as may be
determined by the Directors of the Company from time
to time through Bursa Securities upon such terms and
conditions as the Directors may deem fit and
expedient in the interests of the Company ['the
Proposed Share Buy-Back'] provided that: i) the
maximum number of shares which may be purchased
and/or held by the Company at any point of time
pursuant to the Proposed Share Buy-Back shall not
exceed 10% of the total issued and paid-up share
capital of the Company for the time being quoted on
Bursa Securities provided always that in the event
that the Company ceases to hold all or any part of
such shares as a result of, amongst others,
cancellation of shares, sale of shares on the market
of Bursa Securities or distribution of treasury
shares to shareholders as dividend in respect of
shares bought back under the previous shareholders'
mandate for share buy-back which was obtained at the
AGM held on 07 DEC 2007, the Company shall be
entitled to further purchase and/or hold such
additional number of shares as shall [in aggregate
with the shares then still held by the Company] not
exceed 10% of the total issued and paid-up share
capital of the Company for the time being quoted on
Bursa Securities; ii) the maximum amount of funds to
be allocated by the Company pursuant to the Proposed
Share Buy-Back shall not exceed the sum of Retained
Profits and the Share Premium Account of the Company
based on its latest audited financial statements
available up to the date of a transaction pursuant to
 the Proposed Share Buy-Back, as at 30 JUN 2008, the
audited Retained Profits and Share Premium Account of
 the Company were MYR 2,576,173,000.00 and MYR
513,721,000.00 respectively; and iii) the shares
purchased by the Company pursuant to the Proposed
Share Buy-Back may be dealt with by the Directors in
all or any of the following manner: a) the shares so
purchased may be cancelled and/or b) the shares so
purchased may be retained in treasury for
distribution as dividend to the shareholders and/or
resold on the market of Bursa Securities and/or
subsequently cancelled; and/or c) part of the shares
so purchased may be retained as treasury shares with
the remainder being cancelled; [Authority expires the
 earlier of the conclusion of the next AGM of the
Company or the expiry of the period within which the
next AGM is required by Law to be held]; and
authorize the Directors of the Company to take all

PROPOSAL #14.: Authorize the Company and/or its                            ISSUER          YES          FOR               FOR
subsidiaries to enter into recurrent related party
transactions from time to time with Related parties
who may be a Director, a major shareholder of the
Company and/or its subsidiaries or a person connected
 with such a Director or a major shareholder, as
specified in Section 2.1.2 as specified subject to
the following: i) the transactions are of a revenue
or trading in nature which are necessary for the day-
to-day operations of the Company and/or its
subsidiaries and are transacted on terms consistent
or comparable with market or normal trade practices
and/or based on normal commercial terms and on terms
not more favorable to the related parties than those
generally available to the public and are not to the
detriment of the minority shareholders; and ii)
disclosure is made in the annual report of the
aggregate value of transactions conducted during the
FY pursuant to the shareholders' mandate in
accordance with the Listing Requirements of Bursa
Malaysia Securities Berhad; [Authority expires the
earlier of the conclusion of the next AGM of the
Company or the expiry of the period within which the
next AGM is required to be held pursuant to Section
143(1) of the Companies Act, 1965 [the Act] [but
shall not extend to such extension as may be allowed
pursuant to Section 143(2) of the Act]; and authorize
 the Directors of the Company to complete and do such
 acts and things as they may consider expedient or
necessary to give full effect to the shareholders'

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YTL CORP BHD
  TICKER:                N/A             CUSIP:     Y98610101
  MEETING DATE:          1/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Ratify the acquisitions by, Starhill                         ISSUER          YES          FOR               FOR
Global REIT Investments Limited [SGRIL], an indirect
wholly-owned subsidiary of the Company, of
247,101,000 units in Starhill Global Real Estate
Investment Trust [formerly known as Macquarie Prime
Real Estate Investment Trust] for a cash
consideration of Singapore Dollars [SGD] 202,622,820
on the terms and the conditions as specified, made
between Macquarie Real Estate Singapore Pte Limited
[MRES], Macquarie Bank Limited [MBL] and the Company,
 and subsequently novated to SGRIL via a novation
agreement dated 24 DEC 2008 between MRES, MBL, the
Company and SGRIL [Acquisition of Starhill Global
REIT]; and Starhill Global REIT Management Limited
[SGRML], an indirect wholly-owned subsidiary of the
Company, of 1,500,000 ordinary shares, 1 Class A
redeemable preference share and 1 Class B redeemable
preference share in YTL Pacific Star REIT Management
Holdings Pte Ltd [formerly known as Prime REIT
Management Holdings Pte Ltd] for a cash consideration
 of SGD 62,000,000 on the terms and the conditions as
 specified, made between MBL and the Company and
subsequently novated to SGRML via a novation
agreement dated 24 DEC 2008 between MBL, the Company
and SGRML [Acquisition of YPSRMH]; collectively
referred to as the Acquisitions, which were completed
 on 31 DEC 2008; and any agreements entered into by
the Company, SGRIL, SGRML or any nominated subsidiary
 of the Company in connection or pursuant to the
Acquisitions, including without limitation the
Services Agreement dated 28 OCT 2008, made between
MBL and the Company and subsequently novated to SGRML
 via novation agreement dated 24 DEC 2008 between
MBL, the Company and SGRML, where MBL has agreed to
provide SGRML certain services which include advice
and strategic recommendations relating to the ongoing
 management of a global REIT platform from the period
 beginning 28 OCT 2008 until the completion of the
Acquisitions for a service fee of SGD 20,000,000; and
 authorize the Board of Directors of the Company to
complete and give effect to the Acquisitions and to
do all acts and things for and on behalf of the
Company as the Directors may consider necessary or
expedient with full power to amend and/or assent to
any conditions, modification, variations and/or
amendments [if any] as may be imposed by the relevant
 government/authorities or as may be deemed necessary
 by the Directors in the best interest of the Company
 and to take all steps and enter into and execute all
 commitments, transactions, arrangements, deeds,
agreements, undertakings, indemnities, transfers,
assignments and guarantees as the Directors may deem
fit, necessary, expedient and/or appropriate in order
 to finalize, give full effect to and complete the
Acquisitions AND approve that any and all actions of
the Company, or of any Director or officer, taken in
connection with the actions contemplated by the
foregoing resolutions prior to the execution hereof
in all respects as fully as if such action[s] had
been presented to for approval, and approved by, the

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YTL POWER INTERNATIONAL BHD
  TICKER:                N/A             CUSIP:     Y9861K107
  MEETING DATE:          12/2/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements for the FYE 30 JUN 2008 together with the
reports of the Directors and the Auditors thereon

PROPOSAL #2.: Declare a final tax exempt dividend of                       ISSUER          YES          FOR               FOR
7.5% in respect of the FYE 30 JUN 2008

PROPOSAL #3.: Re-elect Dato Yeoh Seok Kian as a                            ISSUER          YES        AGAINST           AGAINST
Director, who retire pursuant to Article 84 of the
Company's Articles of Association

PROPOSAL #4.: Re-elect Dato Michael Yeoh Sock Siong                        ISSUER          YES          FOR               FOR
as a Director, who retire pursuant to Article 84 of
the Company's Articles of Association

PROPOSAL #5.: Re-elect Dato Mark Yeoh Seok Kah as a                        ISSUER          YES          FOR               FOR
Director, who retire pursuant to Article 84 of the
Company's Articles of Association

PROPOSAL #6.: Re-appoint Tan Sri Dato' Seri [Dr] Yeoh                      ISSUER          YES          FOR               FOR
 Tiong Lay as a Director of the Company, who retires
pursuant to Section 129(6) of the Companies Act,
1965, to hold office until the next AGM

PROPOSAL #7.: Re-appoint Dato' [Dr] Yahya Bin Ismail                       ISSUER          YES          FOR               FOR
as a Director of the Company, who retires pursuant to
 Section 129(6) of the Companies Act, 1965, to hold
office until the next AGM

PROPOSAL #8.: Re-appoint Mr. Mej Jen Dato' Haron Bin                       ISSUER          YES          FOR               FOR
Mohd Taib [B] as a Director of the Company, who
retires pursuant to Section 129(6) of the Companies
Act, 1965, to hold office until the next AGM

PROPOSAL #9.: Approve the payment of Directors' fees                       ISSUER          YES          FOR               FOR
amounting to MYR 375,000 for the FYE 30 JUN 2008

PROPOSAL #10.: Re-appoint the Auditors and authorize                       ISSUER          YES          FOR               FOR
the Directors to fix their remuneration

PROPOSAL #11.: Authorize the Directors, pursuant to                        ISSUER          YES          FOR               FOR
Section 132D of the Companies Act, 1965, to allot and
 issue shares in the Company at any time until the
conclusion of the next AGM and upon such terms and
conditions and for such purposes as the Directors
may, in their absolute discretion, deem fit provided
that the aggregate number of shares to be issued does
 not exceed 10% of the issued and paid-up share
capital of the Company for the time being; and to
obtain the approval for the listing of and quotation
for the additional shares so issued on Bursa Malaysia
 Securities Berhad

PROPOSAL #12.: Authorize the Company, subject to the                       ISSUER          YES          FOR               FOR
Company's compliance with all applicable rules,
regulations, orders and guidelines made pursuant to
the Companies Act, 1965, the provisions of the
Company's Memorandum and Articles of Association and
the Listing Requirements of Bursa Malaysia Securities
 Berhad [Bursa Securities] and approvals all the
relevant authorities, to the fullest extent permitted
 By-Law, to buy-back and/or hold from time to time
and at any time such amount of ordinary shares of MYR
 0.50 each in the Company as may be determined by the
 Directors of the Company from time to time through
Bursa Securities upon such terms and conditions as
the Directors may deem fit and expedient in the
interests of the Company [the Proposed Share Buy-
Back] provided that: i) the maximum number of shares
which may be purchased and/or held by the Company at
any point of time pursuant to the Proposed Share Buy-
Back shall not exceed 10% of the total issued and
paid-up share capital of the Company for the time
being quoted on Bursa Securities provided always that
 in the event that the Company ceases to hold all or
any part of such shares as a result of, amongst
others, cancellation of shares, sale of shares on the
 market of Bursa Securities or distribution of
treasury shares to shareholders as dividend in
respect of shares bought back under the previous
shareholders' mandate for share buy-back which was
obtained at the AGM held on 07 DEC 2007, the Company
shall be entitled to further purchase and/or hold
such additional number of shares as shall [in
aggregate with the shares then still held by the
Company] not exceed 10% of the total issued and paid-
up share capital of the Company for the time being
quoted on Bursa Securities; ii) the maximum amount of
 funds to be allocated by the Company pursuant to the
 Proposed Share Buy-Back shall not exceed the sum of
Retained Profits and the Share Premium Account of the
 Company based on its latest audited financial
statements available up to the date of a transaction
pursuant to the Proposed Share Buy-Back, as at 30 JUN
 2008 the audited Retained Profits and Share Premium
Account of the Company were MYR 2,504,097,583.70 and
MYR 1,699,218,847.16 respectively; and iii) the
shares purchased by the Company pursuant to the
Proposed Share Buy-Back may be dealt with by the
Directors in all or any of: a) the shares so
purchased may be cancelled; and/or b) the shares so
purchased may be retained in treasury for
distribution as dividend to the shareholders and/or
resold on the market of Bursa Securities and/or
subsequently cancelled; and/or c) part of the shares
so purchased may be retained as treasury shares with
the remainder being cancelled; [Authority expires at
the conclusion of the next AGM of the Company or at
the expiry of the period within which the next AGM is
 required By-Law to be held]; and authorize the
Directors of the Company to take all steps as are
necessary or expedient to implement or to give effect
 to the Proposed Share Buy-Back with full powers to

PROPOSAL #13.: Authorize the Company and/or its                            ISSUER          YES          FOR               FOR
subsidiaries to enter into recurrent related party
transactions from time to time with related parties
who may be a Director, a major shareholder of the
Company and/or its subsidiaries or a person connected
 with such a Director or a major shareholder, as
specified, subject to: i) the transactions are of a
revenue or trading in nature which are necessary for
the day-to-day operations of the Company and/or its
subsidiaries and are transacted on terms consistent
or comparable with market or normal trade practices
and/or based on normal commercial terms and on terms
not more favourable to the related parties than those
 generally available to the public and are not to the
 detriment of the minority shareholders; and ii)
disclosure is made in the annual report of the
aggregate value of transactions conducted during the
FY pursuant to the shareholders' mandate in
accordance with the Listing Requirements of Bursa
Malaysia Securities Berhad; [Authority expires at the
 conclusion of the next AGM of the Company or the
expiry of the period within which the next AGM is
required to be held pursuant to Section 143(1) of the
 Companies Act, 1965 [the Act] (but shall not extend
to such extension as may be allowed pursuant to
Section 143(2) of the Act); and authorize the
Directors of the Company to complete and do such acts
 and things as they may consider expedient or
necessary to give full effect to the shareholders'

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YTL POWER INTERNATIONAL BHD
  TICKER:                N/A             CUSIP:     Y9861K107
  MEETING DATE:          2/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the proposed acquisition [the                        ISSUER          YES          FOR               FOR
Proposed Acquisition] by Sabre Energy Industries Pte.
 Limited, a wholly-owned subsidiary of YTL Power, of
884,971,148 Ordinary Shares constituting the entire
issued and fully paid-up share capital of PowerSeraya
 Limited on the terms and subject to the conditions
contained in the Share Purchase Agreement dated 02
DEC 2008, made between (1) Temasek Holdings (Private)
 Limited, (2) Sabre Energy Industries Pte. Limited
and (3) YTL Power [Share Purchase Agreement]; the
said Share Purchase Agreement; and authorize the
Board of Directors of YTL Power [Board] or any
Director of the Board to complete and give effect to
the Proposed Acquisition on such amended terms as the
 Board may approve and with full power (a) to assent
to any conditions, variations, modifications and/or
amendments as may be, at their discretion, so
required; (b) to deal with all matters relating to
the Share Purchase Agreement thereto; (c) to enter
into all such agreements, arrangements, undertakings,
 indemnities, guarantees, transfers and/or
assignments with any party or parties as may, at
their discretion, be so required in connection with
the Share Purchase Agreement; and (d) to take all
steps and do all acts and things in any manner as the
 Board may deem necessary and expedient to give
effect to the Proposed Acquisition; and ratify all
previous actions taken by the Board [or any Director
of the Board] in connection with the Proposed

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YUANTA FINANCIAL HOLDING CO LTD
  TICKER:                N/A             CUSIP:     Y2652W109
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations                                ISSUER          NO           N/A               N/A

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of buyback treasury stock                        ISSUER          NO           N/A               N/A

PROPOSAL #A.4: The revision to the rules of                                ISSUER          NO           N/A               N/A
transferring buyback treasury stock to employees

PROPOSAL #A.5: The status of unsecured Corporate bonds                     ISSUER          NO           N/A               N/A

PROPOSAL #A.6: The publication of Financial Holding                        ISSUER          NO           N/A               N/A
Company Act

PROPOSAL #B.1: Approve the 2008 business reports and                       ISSUER          YES          FOR               FOR
financial statements

PROPOSAL #B.2: Approve the 2008 profit distribution;                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.18 per share

PROPOSAL #B.3: Approve the proposal of profit                              ISSUER          YES          FOR               FOR
distribution from capital reserves

PROPOSAL #B.4: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YUE YUEN INDL HLDGS LTD
  TICKER:                N/A             CUSIP:     G98803144
  MEETING DATE:          12/23/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental
Production Agreement'] dated 20 NOV 2008 between
Barits Development Corporation ['Barits'] and Prime
Asia Leather Corporation ['Prime Asia'] [which is a
supplemental to the Production Agreement [as
specified] under which i) Barits agreed to provide
tanning facilities and processing services to Prime
Asia for the processing of Prime Asia's raw leather
in Taiwan into finished leather, ii) Barits agreed to
 provide sales support to Prime Asia for sales of its
 finished leather and iii) Prime Asia agreed to pay
Barits a monthly production fee] and that the annual
caps in respect of such transactions as set out in
the Second Supplemental Production Agreement [as
specified] and the transactions contemplated therein
and authorize the Directors of the Company to take
all actions and execute all documents which they deem
 necessary, required or appropriate, in order to
implement and validate anything related to the Second
 Supplemental Production Agreement

PROPOSAL #B.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental PCC
Management Service Agreement'] dated 20 NOV 2008
between Highmark Services Limited ['Highmark'] and
Pou Chen Corporation ['PCC'] [which is a supplemental
 to the PCC Management Service Agreement [as
specified] under which Highmark agreed to provide PCC
 with management services in respect of a number of
factories situated in the Industrial Estate operated
by the PCC and its subsidiaries] and that the annual
caps in respect of such transactions as set out in
the Second Supplemental PCC Management Service
Agreement [as specified] and the transactions
contemplated therein and authorize the Directors of
the Company to take all actions and execute all
documents which they deem necessary, required or
appropriate, in order to implement and validate
anything related to the Second Supplemental PCC

PROPOSAL #C.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental PCC
Services Agreement'] dated 20 NOV 2008 between the
Company and PCC [which is a supplemental to the PCC
Services Agreement [as specified] under which PCC
agreed to provide research and development, know-how,
 technical and marketing services and to source raw
materials and recruit staff in relation to the
production and sale of products of the Company and
its subsidiaries [the 'Group']] and that the annual
caps in respect of such transactions as set out in
the Second Supplemental PCC Services Agreement [as
specified] and the transactions contemplated therein
and authorize the Directors of the Company to take
all actions and execute all documents which they deem
 necessary, required or appropriate, in order to
implement and validate anything related to the Second
 Supplemental PCC Services Agreement

PROPOSAL #D.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental PCC Connected Sales
Agreement'] dated 20 NOV 2008 between the Company and
 PCC [which is a supplemental to the PCC Connected
Sales Agreement [as specified] under which the
Company and its subsidiaries agreed to sell leather,
moulds, finished and semi-finished shoe products and
packaging boxes to PCC and its subsidiaries [the 'PCC
 Group'] and that the annual caps in respect of such
transactions as set out in the Supplemental PCC
Connected Sales Agreement [as specified] and the
transactions contemplated therein and authorize the
Directors of the Company to take all actions and
execute all documents which they deem necessary,
required or appropriate, in order to implement and
validate anything related to the Supplemental PCC
Connected Sales Agreement

PROPOSAL #E.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental PCC Connected Purchases
Agreement'] dated 20 NOV 2008 between the Company and
 PCC [which is a supplemental to the PCC Connected
Purchases Agreement [as specified] under which the
Company and its subsidiaries agreed to purchase from
PCC and its subsidiaries raw materials, production
tools and shoe-related products for its production
needs] and that the annual caps in respect of such
transactions as set out in the Supplemental PCC
Connected Purchases Agreement [as specified] and the
transactions contemplated therein and authorize the
Directors of the Company to take all actions and
execute all documents which they deem necessary,
required or appropriate, in order to implement and
validate anything related to the Supplemental PCC
Connected Purchases Agreement

PROPOSAL #F.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental Pou Chien Lease
Agreement'] dated 20 NOV 2008 between Pou Chien
Chemical Company Limited ['Pou Chien'] and PCC [which
 is a supplemental to the Pou Chien Lease Agreement
[as specified] under which PCC agreed to lease to Pou
 Chien certain properties in Taiwan, including
buildings and land, for the purpose of running its
manufacturing business] and that the annual caps in
respect of such transactions as set out in the
Supplemental Pou Chien Lease Agreement [as specified]
 and the transactions contemplated therein and
authorize the Directors of the Company to take all
actions and execute all documents which they deem
necessary, required or appropriate, in order to
implement and validate anything related to the
Supplemental Pou Chien Lease Agreement

PROPOSAL #G.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental Pou Yuen Lease
Agreement'] dated 20 NOV 2008 between Pou Yuen
Technology Co., Ltd. ['Pou Yuen'] and Yue Dean
Technology Corporation ['Yue Dean'] [which is a
supplemental to the Pou Yuen Lease Agreement [as
specified] under which Pou Yuen agreed to lease to
Yue Dean properties in Taiwan which consist of
buildings and land, for the purpose of running its
manufacturing businesses] and that the annual caps in
 respect of such transactions as set out in the
Supplemental Pou Yuen Lease Agreement [as specified]
and the transactions contemplated therein and
authorize the Directors of the Company to take all
actions and execute all documents which they deem
necessary, required or appropriate, in order to
implement and validate anything related to the
Supplemental Pou Yuen Lease Agreement

PROPOSAL #H.: Approve and ratify, the Supplemental                         ISSUER          YES          FOR               FOR
Agreement [the 'Supplemental Yue Dean Lease
Agreement'] dated 20 NOV 2008 between PCC and Yue
Dean [which is a supplemental to the Yue Dean Lease
Agreement [as specified] under which PCC agreed to
lease to Yue Dean properties in Taiwan which consist
of buildings and land, for the purpose of running its
 manufacturing businesses] and that the annual caps
in respect of such transactions as set out in the
Supplemental Yue Dean Lease Agreement [as specified]
and the transactions contemplated therein and
authorize the Directors of the Company to take all
actions and execute all documents which they deem
necessary, required or appropriate, in order to
implement and validate anything related to the
Supplemental Yue Dean Lease Agreement

PROPOSAL #I.: Approve and ratify, the Agreement [the                       ISSUER          YES          FOR               FOR
'Pou Chien Technology Lease Agreement'] dated 20 NOV
2008 between PCC as landlord and Pou Chien Technology
 Company Limited ['Pou Chien Technology'] as tenant
[which replaces the Pou Yii Lease Agreement [as
specified] under which Pou Yii agreed to lease to Pou
 Chien Technology premises in Taiwan for its
administrative operations] and that the annual caps
in respect of such transactions as set out in the Pou
 Chien Technology Lease Agreement [as specified] and
the transactions contemplated therein and authorize
the Directors of the Company to take all actions and
execute all documents which they deem necessary,
required or appropriate, in order to implement and
validate anything related to the Pou Chien Technology
 Lease Agreement

PROPOSAL #J.: Approve and ratify, the Agreement [the                       ISSUER          YES          FOR               FOR
'Barits Leather Splitting Agreement'] dated 20 NOV
2008 between Barits and Prime Asia China Leather
Corporation ['Prime Asia China'] under which Barits
agreed to provide to Prime Asia China the services of
 splitting leather and that the annual caps in
respect of such transactions as set out in the Barits
 Leather Splitting Agreement [as specified] and the
transactions contemplated therein and authorize the
Directors of the Company to take all actions and
execute all documents which they deem necessary,
required or appropriate, in order to implement and
validate anything related to the Barits Leather
Splitting Agreement

PROPOSAL #K.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental GBD
Management Service Agreement'] dated 20 NOV 2008 as
amended and restated on 27 NOV 2008 between Highmark
Services Limited ['Highmark'] and Golden Brands
Developments Limited ['GBD'] [which is a supplemental
 to the GBD Management Service Agreement [as
specified] under which Highmark agreed to provide GBD
 with management services in respect of a number of
factories situated in the Industrial Estate operated
by GBD and its subsidiaries] and that the annual caps
 in respect of such transactions as set out in the
Second Supplemental GBD Management Service Agreement
[as specified] and the transactions contemplated
therein and authorize the Directors of the Company to
 take all actions and execute all documents which
they deem necessary, required or appropriate, in
order to implement and validate anything related to
the Second Supplemental GBD Management Service

PROPOSAL #L.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental GBD
Tenancy Agreement'] dated 20 NOV 2008 as amended and
restated on 27 NOV 2008 between Highmark and GBD
[which is a supplemental to the GBD Tenancy Agreement
 [as specified] under which Highmark agreed to lease
to GBD such dormitories situated in the Industrial
Estate as GBD may from time to time require] and that
 the annual caps in respect of such transactions as
set out in the Second Supplemental GBD Tenancy
Agreement [as specified] and authorize the Directors
of the Company to take all actions and execute all
documents which they deem necessary, required or
appropriate, in order to implement and validate
anything related to the Second Supplemental GBD

PROPOSAL #M.: Approve and ratify, the Second                               ISSUER          YES          FOR               FOR
Supplemental Agreement [the 'Second Supplemental
Godalming Tenancy Agreement'] dated 20 NOV 2008
between Godalming Industries Limited ['Godalming'] as
 landlord and certain wholly-owned subsidiaries and a
 jointly controlled entity of the Company as tenants
[which is a supplemental to the Godalming Tenancy
Agreement [as specified] under which Godalming agreed
 to lease to members of the Company and its
subsidiaries and a jointly controlled entity certain
premises in the PRC for production purposes,
including shoe/sole factory buildings and dormitories
 for workers] and that the annual caps in respect of
such transactions as set out in the Second
Supplemental Godalming Tenancy Agreement [as
specified] and the transactions contemplated therein
and authorize the Directors of the Company to take
all actions andexecute all documents which they deem
necessary, required or appropriate, in order to
implement and validate anything related to the Second
 Supplemental Godalming Tenancy Agreement

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YUE YUEN INDL HLDGS LTD
  TICKER:                N/A             CUSIP:     G98803144
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the audited financial                                ISSUER          YES          FOR               FOR
statements and the reports of the Directors and the
Auditors for the YE 30 SEP 2008

PROPOSAL #2.: Declare a final dividend of HKD 0.55                         ISSUER          YES          FOR               FOR
per share for the YE 30 SEP 2008

PROPOSAL #3.i: Re-elect Mr. Lu Chin Chu as a Director                      ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.ii: Re-elect Mr. Kung Sung Yen as a                            ISSUER          YES        AGAINST           AGAINST
Director

PROPOSAL #3.iii: Re-elect Mr. Li I Nan, Steve as a                         ISSUER          YES          FOR               FOR
Director

PROPOSAL #3.iv: Re-elect Mr. So Kwan Lok as a Director                     ISSUER          YES        AGAINST           AGAINST

PROPOSAL #3.v: Re-elect Mr. Leung Yee Sik as a                             ISSUER          YES          FOR               FOR
Director
PROPOSAL #3.vi: Authorize the Board of Directors to                        ISSUER          YES          FOR               FOR
fix the remuneration of the Directors

PROPOSAL #4.: Appoint the Auditors and authorize the                       ISSUER          YES          FOR               FOR
Board of Directors to fix their remuneration

PROPOSAL #5.a: Authorize the Directors of the Company                      ISSUER          YES        AGAINST           AGAINST
 to allot, issue and deal with additional shares in
the capital of the Company and to make or grant
offers, agreements and options during the relevant
period, not exceeding 20% of the aggregate nominal
amount of share capital allotted or agreed
conditionally or unconditionally to be allotted
[whether pursuant to an option or otherwise] by the
Directors of the Company pursuant to the approval in
this resolution, otherwise than pursuant to a rights
issue or the exercise of the subscription rights
under the share option scheme of the Company in issue
 at the close of business on the date of this
resolution and the said approval shall be limited
accordingly; [Authority expires at the conclusion of

PROPOSAL #5.b: Authorize the Directors of the Company                      ISSUER          YES          FOR               FOR
 to purchase its own shares during the relevant
period, subject to and in accordance with all
applicable laws, not exceeding 10% of the aggregate
nominal amount of shares capital of the Company in
issue as at the date of this resolution and the said
approval be limited accordingly; [Authority expires
at the conclusion of the next AGM of the Company]

PROPOSAL #5.c: Approve, conditional upon the ordinary                      ISSUER          YES        AGAINST           AGAINST
 resolution designated B, the aggregate nominal
amount of the number of shares in the capital of the
Company which are repurchased by the Company under
the authority granted to the Directors of the Company
 as mentioned in that resolution shall be added to
the aggregate nominal amount of share capital of the
Company that may be allotted or agreed conditionally
or unconditionally to be allotted by the Directors of
 the Company pursuant to the ordinary resolution
designated A

PROPOSAL #5.d: Approve, conditional on the Listing                         ISSUER          YES        AGAINST           AGAINST
Committee of The Stock Exchange of Hong Kong Limited
granting the approval of the listing of, and
permission to deal in, the shares in the capital of
the Company [the Shares which may fall to be issued
pursuant to the Share Option Scheme [a copy of which
is produced to the meeting marked C and signed by the
 Chairman of this meeting for the purpose of
identification] [the Share Option Scheme], the Share
Option Scheme; and authorize the Directors of the
Company to grant options and to allot, issue and deal
 with the Shares pursuant to the exercise of any
option granted thereunder and to take such steps and
do such acts and to enter into such transactions,
arrangements and agreements as may be necessary or
expedient in order to give full effect to the Share

PROPOSAL #S.6: Amend the existing Bye-Laws of the                          ISSUER          YES          FOR               FOR
Company by inserting the specified words in existing
Bye-Law 1 and by deleting Bye-Law 59(1) in its
entirety and substituting it with the specified Bye-

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YUEN FOONG YU PAPER MANUFACTURING CO LTD
  TICKER:                N/A             CUSIP:     Y98715108
  MEETING DATE:          6/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: The 2008 business operations and                            ISSUER          NO           N/A               N/A
financial statements

PROPOSAL #A.2: The 2008 audited reports                                    ISSUER          NO           N/A               N/A

PROPOSAL #A.3: The status of joint-venture in                              ISSUER          NO           N/A               N/A
people's republic of china

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the appropriation for                               ISSUER          YES          FOR               FOR
offsetting deficit of year 2008

PROPOSAL #B.3: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B51.1: Elect Shin-YI Investment Co.,LTD; ID                      ISSUER          YES          FOR               FOR
 NO.: 22419036; Representative: Mr. S.C. Ho as a
Director

PROPOSAL #B51.2: Elect Shin-YI Enterprise Co., LTD;                        ISSUER          YES          FOR               FOR
ID NO.: 85192470; Representative: Mr. Melody Chiu as
a Director

PROPOSAL #B51.3: Elect Shin-YI Enterprise Co., LTD;                        ISSUER          YES          FOR               FOR
ID NO.: 85192470; Representative: Mr. C.Y. Peng as a
Director

PROPOSAL #B51.4: Elect Shin-YI Enterprise Co., LTD;                        ISSUER          YES          FOR               FOR
ID NO.: 85192470; Representative: Mr. H.C. Chuang as
a Director

PROPOSAL #B52.1: Elect Yuen Foong Paper Co., LTD; ID                       ISSUER          YES          FOR               FOR
NO.: 38019423; Representative: Mr. L.C. Hsiao as a
Supervisor

PROPOSAL #B.6: Approve to release the prohibition on                       ISSUER          YES          FOR               FOR
Directors from participation in competitive business

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YUHAN CORP, SEOUL
  TICKER:                N/A             CUSIP:     Y9873D109
  MEETING DATE:          3/13/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements                             ISSUER          YES          FOR               FOR

PROPOSAL #2.: Approve to change the Articles of                            ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #3.: Elect the 4 Executive Directors                              ISSUER          YES          FOR               FOR

PROPOSAL #4.: Elect the 1 Executive Auditor and 1                          ISSUER          YES          FOR               FOR
Non-Executive Auditor

PROPOSAL #5.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Directors

PROPOSAL #6.: Approve the remuneration limit for the                       ISSUER          YES          FOR               FOR
Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                YULON MOTOR CO LTD
  TICKER:                N/A             CUSIP:     Y9870K106
  MEETING DATE:          6/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #A.1: To report the 2008 business operations                      ISSUER          NO           N/A               N/A

PROPOSAL #A.2: To report the 2008 audited reports                          ISSUER          NO           N/A               N/A

PROPOSAL #A.3: Other presentations                                         ISSUER          NO           N/A               N/A

PROPOSAL #B.1: Approve the 2008 financial statements                       ISSUER          YES          FOR               FOR

PROPOSAL #B.2: Approve the 2008 profit distribution,                       ISSUER          YES          FOR               FOR
proposed cash dividend: TWD 0.08 per share

PROPOSAL #B.3: Approve to revise the Articles of                           ISSUER          YES          FOR               FOR
Incorporation

PROPOSAL #B.4: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
endorsement and guarantee

PROPOSAL #B.5: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
monetary loans

PROPOSAL #B.6: Approve to revise the procedures of                         ISSUER          YES          FOR               FOR
asset acquisition or disposal

PROPOSAL #B.7: Extraordinary motions                                       ISSUER          YES        AGAINST           AGAINST

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZARDOYA OTIS SA, MADRID
  TICKER:                N/A             CUSIP:     E9853W160
  MEETING DATE:          5/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the individual annual financial                      ISSUER          YES          FOR               FOR
 statements of the company and of the consolidated
financial statements of the consolidated group for
the fiscal year ended on 31 DEC 2008

PROPOSAL #2.: Approve the application of the result                        ISSUER          YES          FOR               FOR
of 2008

PROPOSAL #3.: Approve the allocation of                                    ISSUER          YES          FOR               FOR
profits/losses and the distribution of dividends for
the fiscal year ended on 31 DEC 2008

PROPOSAL #4.: Approve the distribution of dividends                        ISSUER          YES          FOR               FOR

PROPOSAL #5.1: Re-elect Mr. Francisco Javier Zardoya                       ISSUER          YES        AGAINST           AGAINST
Garcia

PROPOSAL #5.2: Appoint Mr. Francisco Javier Zardoya                        ISSUER          YES        AGAINST           AGAINST
Arana as a Board Member

PROPOSAL #5.3: Re-elect Mr. Mario Abajo Garcia as a                        ISSUER          YES          FOR               FOR
Board Member

PROPOSAL #5.4: Ratify the appointment of Mr. Pedro                         ISSUER          YES        AGAINST           AGAINST
Sainz de Baranda Riva as a Board Member

PROPOSAL #5.5: Appoint Mr. Lindsay Harvey as a Board                       ISSUER          YES        AGAINST           AGAINST
Member

PROPOSAL #5.6: Approve the composition of the Board                        ISSUER          YES        AGAINST           AGAINST
of Directors

PROPOSAL #6.: Re-elect account Auditors                                    ISSUER          YES          FOR               FOR

PROPOSAL #7.: Approve to increase the social capital                       ISSUER          YES          FOR               FOR
in proportion one new share per each 20 old shares,
issuing new shares totally released with charge to
the voluntary reserve

PROPOSAL #8.: Authorize the Board of Directors, with                       ISSUER          YES          FOR               FOR
the express power of delegation, for the derivative
acquisition of the Company s own shares

PROPOSAL #9.: Any other business                                           ISSUER          NO           N/A               N/A

PROPOSAL #10.: Approve the delegation of faculties to                      ISSUER          YES          FOR               FOR
 adopt agreements

PROPOSAL #11.: Approve the minute                                          ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZEE ENTERTAINMENT ENTERPRISES LIMITED
  TICKER:                N/A             CUSIP:     Y98893152
  MEETING DATE:          7/23/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive, approve and adopt the audited                       ISSUER          YES          FOR               FOR
balance sheet as at 31 MAR 2008, the profit & loss
account of the Company for the FYE on that date and
the reports of the Auditors and Directors thereon

PROPOSAL #2.: Declare a dividend on equity shares for                      ISSUER          YES          FOR               FOR
 the FYE 31 MAR 2008

PROPOSAL #3.: Re-appoint Mr. Ashok Kurien as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Rajan Jetley as a                             ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #5.: Re-appoint Sir Gulam Noon as a                               ISSUER          YES          FOR               FOR
Director, who retires by rotation

PROPOSAL #6.: Appoint M/s. MGB & Co., Chartered                            ISSUER          YES          FOR               FOR
Accountants, Mumbai as the Auditors of the Company to
 hold such office from the conclusion of this meeting
 until the conclusion of the next AGM at a
remuneration to be determined by the Board of
Directors of the Company

PROPOSAL #7.: Appoint Prof. R. Vaidyanathan as a                           ISSUER          YES          FOR               FOR
Director of the Company whose period of office shall
be liable to determination by retirement of Directors
 by rotation

PROPOSAL #S.8: Amend, pursuant to the provisions of                        ISSUER          YES          FOR               FOR
Section 31 and other applicable provisions, if any,
of the Companies Act, 1956 [including any amendment
or re-enactment thereof], the Article 71 of the
Articles of Association of the Company as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZENTIVA N A
  TICKER:                N/A             CUSIP:     N9768B103
  MEETING DATE:          7/9/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Announcements                                                ISSUER          NO           N/A               N/A

PROPOSAL #3.: Discussion, in accordance with Article                       ISSUER          NO           N/A               N/A
18[1] of the Dutch Public Offers Decree [Besluit
openbare biedingen Wft], of the unsolicited voluntary
 takeover offer published by Anthiarose Limited

PROPOSAL #4.: Discussion of potential competing                            ISSUER          NO           N/A               N/A
offers, if any, with respect to which the Board's
position will be published prior to the EGM

PROPOSAL #5.: Closing                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZENTIVA N A
  TICKER:                N/A             CUSIP:     N9768B103
  MEETING DATE:          9/3/2008                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Announcements                                                ISSUER          NO           N/A               N/A

PROPOSAL #3.: Discussion of the unsolicited voluntary                      ISSUER          NO           N/A               N/A
 takeover offer published by Sanofi-Aventis Europe

PROPOSAL #4.: Discussion of potential competing                            ISSUER          NO           N/A               N/A
offers, if any, with respect to which the Board's
statement will be published prior to the EGM

PROPOSAL #5.: Approve the designation of persons to                        ISSUER          NO           N/A               N/A
represent the Company with respect to the decision to
 make advance payment of expenses in accordance with
Article 19(5) of the Articles of Association in case
of any legal action relating to takeover offers for
the Company

PROPOSAL #6.: Closing                                                      ISSUER          NO           N/A               N/A

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZENTIVA N A
  TICKER:                N/A             CUSIP:     N9768B103
  MEETING DATE:          2/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Opening                                                      ISSUER          NO           N/A               N/A

PROPOSAL #2.: Announcements                                                ISSUER          NO           N/A               N/A

PROPOSAL #3.: Approve the discussion of the                                ISSUER          NO           N/A               N/A
recommended voluntary takeover offer by Sanofi-
Aventis Europe

PROPOSAL #4.: Approve the discussion of potential                          ISSUER          NO           N/A               N/A
competing offers, if any, with respect to which the
Boards position will be published prior to the EGM

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZEON CORPORATION
  TICKER:                N/A             CUSIP:     J56644123
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1: Approve Appropriation of Profits                              ISSUER          YES          FOR               FOR

PROPOSAL #2: Amend Articles to: Approve Minor                              ISSUER          YES          FOR               FOR
Revisions Related to Dematerialization of Shares and
the other Updated Laws and Regulations

PROPOSAL #3.1: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.2: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.3: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.4: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.5: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.6: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.7: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.8: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.9: Appoint a Director                                          ISSUER          YES          FOR               FOR

PROPOSAL #3.10: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #3.11: Appoint a Director                                         ISSUER          YES          FOR               FOR

PROPOSAL #4: Appoint a Corporate Auditor                                   ISSUER          YES          FOR               FOR

PROPOSAL #5: Approve Provision of Retirement                               ISSUER          YES          FOR               FOR
Allowance for Retiring Corporate Auditors

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
  TICKER:                N/A             CUSIP:     Y988A6104
  MEETING DATE:          8/15/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the agreement dated 09 May 2008                      ISSUER          YES          FOR               FOR
 entered into between the Company and Shandong
Zhaojin Group Company Limited regarding the
acquisition of the Four Exploration Rights [as
specified] at an aggregate consideration of RMB
158,940,700, comprising the consideration for the
exploration right of the interior and periphery of
the Yingezhuang Gold Mine of RMB 137,720,600, the
consideration for the exploration right of Zhaojiaan
District Gold Mine of RMB 7,712,800, the
consideration for the exploration right of Guojia
River-Sunjiazhuang-Yanjiazhuang District Gold Mine of
 RMB 5,215,900 and the consideration for the
exploration right of Jiaogezhuang District Gold Mine
of RMB 8,291,400 and the transactions contemplated

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
  TICKER:                N/A             CUSIP:     Y988A6104
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify the entering into of                      ISSUER          YES          FOR               FOR
 the framework agreement dated 05 MAR 2009 [the
Framework Agreement] between the Company and Shandong
 Zhaojin Group Company Limited [Shandong Zhaojin] in
relation to the sale of silver by the Company and its
 subsidiaries to Shandong Zhaojin and its
subsidiaries, and the continuing connected
transactions contemplated thereunder, and the maximum
 annual caps in respect of such transactions with an
amount of RMB 77 million for the FYE 31 DEC 2009, RMB
 85 million for the FYE 31 DEC 2010 and RMB 94
million for the FYE 31 DEC 2011; authorize the
Directors of the Company to do all such acts and
things and to sign all such documents and to take all
 such steps on behalf of the Company which in his/her
 opinion considered to be necessary, desirable or
expedient for the purpose of implementing and/or
giving effect to the transactions contemplated under

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
  TICKER:                N/A             CUSIP:     Y988A6104
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #s.1: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company [the Board] granted an unconditional
general mandate to issue, allot and deal with
additional Shares in the share capital of the Company
 and to make or grant offers, agreements and options
in respect thereof, subject to the following terms:
such mandate shall not extend beyond the relevant
period save that the Board may during the relevant
period make or grant offers, agreements or options
which might require the exercise of such powers after
 the end of the relevant period; the number of shares
 allotted or agreed conditionally or unconditionally
to be allotted [whether pursuant to an option or
otherwise] by the Board shall not exceed 20% of each
class of the existing issued domestic shares and H
Shares as at the date of passing this resolution,
being 87,434,600 H Shares and 204,051,400 domestic
shares; and the Board will only exercise its power
under such mandate in accordance with the Company Law
 of the PRC and the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited
 [as amended from time to time] and only if all
necessary approvals from the China Securities
Regulatory Commission and/or other relevant PRC
government authorities are obtained; [Authority
expires earlier at the conclusion of next AGM of the
Company or 12-month period]; and to issue shares
pursuant to specified of this resolution, execute and
 do or procure to be executed and done, all such
documents, deeds and things as it may consider
relevant in connection with the issue of such new
shares including, but not limited to, determining the
 time and place of issue, making all necessary
applications to the relevant authorities and entering
 into an underwriting agreement [or any other
agreement], to determine the use of proceeds and to
make all necessary filings and registrations with the
 relevant PRC, Hong Kong and other authorities, and
to make such amendments to the Articles of
Association as it thinks fit so as to reflect the
increase in registered capital of the Company and to
reflect the new share capital structure of the
Company under the intended allotment and issue of the
 shares of the Company pursuant to the resolution

PROPOSAL #s.2: Authorize the Board of the Company,                         ISSUER          YES          FOR               FOR
subject to this Resolution, to repurchase the H
Shares in issue of the Company on the Hong Kong Stock
 Exchange during the relevant period [as specified],
subject to and in accordance with all applicable
Laws, rules and regulations and/or requirements of
the PRC, the Hong Kong Stock Exchange or any other
governmental or regulatory bodies; authorize the
Company to aggregate nominal value of H Shares of the
 Company to be repurchased subject to the approval in
 above during the relevant period shall not exceed
10% of the aggregate nominal value of the H Shares in
 issue of the Company as at the date of the passing
of this resolution; and be conditional upon: the
passing of a Special Resolution at the 2008 AGM of
the Company [the AGM] to be held on 15 MAY 2009 with
the same terms [except for this Resolution] as the
resolutions passed at a H Shares Class Meeting and at
 a Domestic Shares Class Meeting to be convened
separately for such purpose; the approval of the
relevant PRC regulatory authorities as may be
required by Laws, rules and regulations of the PRC
being obtained by the Company; and the Company not
being required by any of its creditors to repay or to
 provide guarantee in respect of any amount due to
any of them [or if the Company is so required by any
of its creditors, the Company having, in its absolute
 discretion, repaid or provided guarantee in respect
of such amount] pursuant to the notification
procedure set out in Article 4.2 of the Articles of
Association of the Company; subject to approval of
all relevant PRC regulatory authorities for the
repurchase of such H Shares being granted to: make
such amendments to the Articles of Association of the
 Company accordingly as it thinks fit so as to reduce
 the registered share capital of the Company and to
reflect the new capital structure of the Company upon
 the repurchase of H Shares of the Company as
contemplated; and file the amended Articles of
Association of the Company with the relevant
governmental authorities of the PRC; Conditional
upon: the special resolutions relating to the general
 mandate for the issue of additional Shares; the
special resolution for the grant of a general mandate
 to repurchase shares at the AGM; and the special
resolutions as set out in the notices of H Shares
Class Meeting and Domestic Shares Class Meeting
respectively being passed, the aggregate nominal
amount of H Shares of the Company which may be
repurchased by the Company subject to the authority
of the Directors granted under the special
resolutions pursuant to the AGM, the H Shares Class
Meeting and the Domestic Shares Class Meeting shall
be added to the aggregate nominal amount of share
capital that may be allotted or agreed conditionally
or unconditionally to be allotted by the Directors of

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHAOJIN MINING INDUSTRY COMPANY LTD, BEIJING
  TICKER:                N/A             CUSIP:     Y988A6104
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #I.: Receive the report of the Board of                           ISSUER          YES          FOR               FOR
Directors [Board] of the Company for the YE 31 DEC

PROPOSAL #II.: Receive the report of the Supervisory                       ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #III.: Approve the Audited financial report                       ISSUER          YES          FOR               FOR
of the Company for the YE 31 DEC 2008

PROPOSAL #IV.: Approve the declaration and payment of                      ISSUER          YES          FOR               FOR
 final dividends for the YE 31 DEC 2008

PROPOSAL #V.: Re-appoint Ernst & Young and Shulun Pan                      ISSUER          YES          FOR               FOR
 Certified Public Accountants Co., Ltd. as the
international and PRC Auditors of the Company for the
 year ending 31 DEC 2009, and authorize the Board to
determine their respective remuneration

PROPOSAL #S.1: Authorize the Board of Directors of                         ISSUER          YES        AGAINST           AGAINST
the Company [the Board] in accordance with the
Company of the PRC and the Rules Governing the
Listing of Securities on The Stock Exchange of Hong
Kong Limited [as amended from time to time] and only
if all necessary approvals from the China Securities
Regulatory Commission and/or other relevant PRC
government authorities are obtained, to issue, allot
and deal with additional Shares in the share capital
of the Company and to make or grant offers,
agreements and options during and after the relevant
period, not exceeding 20% of each class of the
existing issued Domestic Shares and H Shares as at
the date of passing this resolution, being 87,434,600
 H Shares and 204,051,400 Domestic Shares; [Authority
 expires the earlier of the conclusion of the next
AGM of the Company following the passing of this
resolution or 12 months following the passing of this
 resolution]; authorize the Board, contingent on the
Board's resolving to issue shares pursuant to this
resolution, to approve, execute and do or procure to
be executed and done, all such documents, deeds and
things as it may consider relevant in connection with
 the issue of such new shares including, but not
limited to, determining the time and place of issue,
making all necessary applications to the relevant
authorities and entering into an underwriting
agreement [or any other agreement], to determine the
use of proceeds and to make all necessary filings and
 registrations with the relevant PRC, Hong Kong and
other authorities, and to make such amendments to the
 Articles of Association as it thinks fit so as to
reflect the increase in registered capital of the
Company and to reflect the new share capital
structure of the Company under the intended allotment
 and issue of the shares of the Company pursuant to

PROPOSAL #S.2: Authorize the Board to repurchase the                       ISSUER          YES          FOR               FOR
H Shares in issue of the Company on the Hong Kong
Stock Exchange during the Relevant Period, subject to
 and in accordance with all applicable laws, rules
and regulations and/or requirements of the PRC, the
Hong Kong Stock Exchange or any other governmental or
 regulatory bodies, not exceeding 10% of the
aggregate nominal value of the H Shares in issue of
the Company as at the date of the passing of this
resolution; the above approval shall be conditional
upon the passing of a special resolution at the AGM
of the Company to be held on 15 MAY 2009 with the
same terms [with specified exceptions] as the
resolutions passed at a H Shares Class Meeting and at
 a Domestic Shares Class Meeting to be convened
separately for such purpose; the relevant PRC
regulatory authorities as may be required by laws,
rules and regulations of the PRC being obtained by
the Company; and the Company not being required by
any of its creditors to repay or to provide guarantee
 in respect of any amount due to any of them [or if
the Company is so required by any of its creditors,
the Company having, in its absolute discretion,
repaid or provided guarantee in respect of such
amount] pursuant to the notification procedure set
out in Article 4.2 of the Articles of Association of
the Company; authorize the Board, subject to approval
 of all relevant PRC regulatory authorities for the
repurchase of such H Shares being granted to: make
such amendments to the Articles of Association of the
 Company accordingly as it thinks fit so as to reduce
 the registered share capital of the Company and to
reflect the new capital structure of the Company upon
 the repurchase of H Shares of the Company as
contemplated in this resolution above; and file the
amended Articles of Association of the Company with
the relevant governmental authorities of the PRC;
approve, conditional upon the special resolutions: i)
 relating to the general mandate for the issue of
additional Shares; ii) the special resolution for the
 grant of a general mandate to repurchase shares at
the AGM; and (iii) the special resolutions as set out
 in the notices of H Shares Class Meeting and
Domestic Shares Class Meeting respectively being
passed, to add the aggregate nominal amount of H
Shares of the Company which may be repurchased by the
 Company subject to the authority of the Directors
granted under the special resolutions pursuant to the
 AGM, the H Shares Class Meeting and the Domestic
Shares Class Meeting to the aggregate nominal amount
of share capital that may be allotted or agreed
conditionally or unconditionally to be allotted by

PROPOSAL #S.3.A: Amend Article 3.5 of the Articles of                      ISSUER          YES          FOR               FOR
 Association as specified

PROPOSAL #S.3.B: Amend Article 8.9 of the Articles of                      ISSUER          YES          FOR               FOR
 Association as specified

PROPOSAL #S.4: Approve the specified issue of                              ISSUER          YES          FOR               FOR
Corporate Bonds in the PRC as specified [subject to
the approval of the CSRC and the specified conditions
 of the bonds market in the PRC] and approve the
specified measures to secure the repayment of the
Corporate Bonds, in the occurrence of an event of the
 expected inability to repay principles and interests
 of the Corporate Bonds as scheduled or inability to
repay principles and interest of the Corporate Bonds
when they become due, according to applicable law;
authorize the Board to deal with all matters in
connection with the issue of the Corporate Bonds in
the PRC, including but not limited to the following:
i) so far as permitted by laws and regulations,
confirm the specific plan for the issue of the
Corporate Bonds and make amendments and adjustments
to the terms of the issue according to the conditions
 of the market and the Company, including but not
limited to the timing of issue, specific issue size,
issue price, maturity, issue in tranches and their
respective size and maturity, coupon rate and method
of determination, conditions for redemption or
repurchase, credit rating arrangements, guarantees,
the arrangement for actual placing and the place of
listing, and other terms of the bonds and all other
matters relating to the issue of the Corporate Bonds;
 ii) take all necessary and ancillary actions
relating to the issue of the Corporate Bonds,
including but not limited to appointing
intermediaries for the proposed issue of the
Corporate Bonds, making underwriting arrangements and
 lodging the application to the relevant PRC
regulatory authorities for the issue of the Corporate
 Bonds, obtaining the approval(s) from the relevant
PRC regulatory authorities, appointing a trustee for
the proposed issue of the Corporate Bonds, executing
trust and custodian agreements and stipulating rules
for bondholders' meeting and arranging for other
issues and liquidity matters; iii) take all necessary
 actions to determine and make arrangements for all
matters relating to the proposed issue and listing of
 the Corporate Bonds, including negotiating,
approving, authorizing, executing, amending and
completing the relevant legal documents, agreements,
contracts relating to the issue and listing of the
Corporate Bonds and make appropriate disclosure, and
to approve, confirm and ratify any actions taken by
the Board for the foregoing matters; iv) should there
 be and changes of the polices of the PRC regulatory
authorities in relation to the issue of the Corporate
 Bonds or in the market conditions, save for those
matters subject to the resolutions by the
Shareholders in general meetings as stipulated by the
 relevant laws, regulations and the Articles of
Association, to amend the specific plan for the issue
 of the Corporate Bonds based on the feedback [if
any] from the relevant PRC regulatory authorities or
to exercise discretion to delay or suspend the issue
of the Corporate Bonds; v) deal with any matters
relating to the issue and listing of the Corporate

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHEJIANG EXPRESSWAY CO LTD
  TICKER:                N/A             CUSIP:     Y9891F102
  MEETING DATE:          5/4/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Directors for                      ISSUER          YES          FOR               FOR
 the year 2008

PROPOSAL #2.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee for the year 2008

PROPOSAL #3.: Approve the Audited financial                                ISSUER          YES          FOR               FOR
statements for the year 2008

PROPOSAL #4.: Approve the final dividend of RMB 24                         ISSUER          YES          FOR               FOR
cents per share in respect of the YE 31 DEC 2008

PROPOSAL #5.: Approve the final accounts for the year                      ISSUER          YES          FOR               FOR
 2008 and the financial budget for the year 2009

PROPOSAL #6.: Re-appoint Deloitte Touche Tohmatsu                          ISSUER          YES          FOR               FOR
Certified Public Accountants Hong Kong as the Hong
Kong Auditors of the Company and authorize the Board
of Directors of the Company to fix their remuneration

PROPOSAL #7.: Re-appoint Zhejiang Pan China Certified                      ISSUER          YES          FOR               FOR
 Public Accountants as the PRC Auditors of the
Company and authorize the Board of Directors of the
Company to fix their remuneration

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHEJIANG EXPWY CO LTD
  TICKER:                N/A             CUSIP:     Y9891F102
  MEETING DATE:          9/22/2008                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Declare an interim dividend of RMB 7                         ISSUER          YES          FOR               FOR
cents per share in respect of the 6 months ended 30
JUN 2008

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHEJIANG EXPWY CO LTD
  TICKER:                N/A             CUSIP:     Y9891F102
  MEETING DATE:          2/27/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1.a: Elect Mr. Chen Jisong as a Director                       ISSUER          YES          FOR               FOR
of the Company and approve his remuneration

PROPOSAL #1.1.b: Elect Mr. Zhan Xiaozhang as a                             ISSUER          YES          FOR               FOR
Director of the Company and approve his remuneration

PROPOSAL #1.1.c: Elect Mr. Zhang Jingzhong as a                            ISSUER          YES          FOR               FOR
Director of the Company and approve his remuneration

PROPOSAL #1.1.d: Elect Mr. Jiang Wenyao as a Director                      ISSUER          YES          FOR               FOR
 of the Company and approve his remuneration

PROPOSAL #1.2.a: Elect Ms. Zhang Luyun as a Non-                           ISSUER          YES          FOR               FOR
Executive Director of the Company and approve her
remuneration

PROPOSAL #1.2.b: Elect Ms. Zhang Yang as a Non-                            ISSUER          YES          FOR               FOR
Executive Director of the Company and approve her
remuneration

PROPOSAL #1.3.a: Elect Mr. Tung Chee Chen as a                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company and
 approve his remuneration

PROPOSAL #1.3.b: Elect Mr. Zhang Junsheng as a                             ISSUER          YES          FOR               FOR
Independent Non-Executive Director of the Company and
 approve his remuneration

PROPOSAL #1.3.c: Elect Mr. Zhang Liping as a                               ISSUER          YES          FOR               FOR
Independent Non-executive Director of the Company and
 approve his remuneration

PROPOSAL #2.1: Elect Mr. M.A. Kehua as a Supervisor                        ISSUER          YES          FOR               FOR
of the Company and approve his remuneration

PROPOSAL #2.2.a: Elect Mr. Zheng Qihua as a                                ISSUER          YES          FOR               FOR
Independent Supervisor of the Company and approve his
 remuneration

PROPOSAL #2.2.b: Elect Mr. Jiang Shaozhong as a                            ISSUER          YES          FOR               FOR
Independent Supervisor of the Company and approve his
 remuneration

PROPOSAL #2.2.c: Elect Mr. Wu Yongmin as a                                 ISSUER          YES          FOR               FOR
Independent Supervisor of the Company and approve his

PROPOSAL #3.: Authorize the Board of Directors of the                      ISSUER          YES          FOR               FOR
 Company [the Board] to approve the Directors'
service contracts, the Supervisors' service contracts
 and all other relevant documents and authorize any
one Executive Director of the Company to sign such
contracts and other relevant documents for and on
behalf of the Company and to take all necessary
actions in connection therewith

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHEJIANG SOUTHEAST ELEC PWR  LTD
  TICKER:                N/A             CUSIP:     Y9890J105
  MEETING DATE:          12/19/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the continuing fulfillment of                        ISSUER          YES          FOR               FOR
the Fuel Supply Agreement

PROPOSAL #2.: Approve the write-off of the long term                       ISSUER          YES          FOR               FOR
equity investment in southern securities

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHEJIANG SOUTHEAST ELEC PWR  LTD
  TICKER:                N/A             CUSIP:     Y9890J105
  MEETING DATE:          4/10/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Board of Directors

PROPOSAL #2.: Approve the 2008 work report of the                          ISSUER          YES          FOR               FOR
Supervisory Committee

PROPOSAL #3.: Approve the 2008 work report by the                          ISSUER          YES          FOR               FOR
Independent Director

PROPOSAL #4.: Amend the Articles of Association                            ISSUER          YES          FOR               FOR

PROPOSAL #5.: Approve the 2008 financial resolution                        ISSUER          YES          FOR               FOR
report

PROPOSAL #6.: Approve the 2008 Profit distribution                         ISSUER          YES          FOR               FOR
proposal 1) cash dividend/10 shares [tax included]:
CNY 0.0000 2) bonus issue from profit [share/10
shares]: none 3) bonus issue from capital reserve
[share/10 shares]: none

PROPOSAL #7.: Approve the work-in-progress report for                      ISSUER          YES          FOR               FOR
 auditing work for 2008 and appoint the Audit Firm
for 2009

PROPOSAL #8.: Approve the continuing connected                             ISSUER          YES          FOR               FOR
transactions

PROPOSAL #9.: Approve the 2009 financial budget report                     ISSUER          YES          FOR               FOR

PROPOSAL #10.: Re-elect the Directors                                      ISSUER          YES          FOR               FOR

PROPOSAL #11.: Re-elect the Supervisors                                    ISSUER          YES          FOR               FOR

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZHEJIANG SOUTHEAST ELECTRIC POWER CO LTD
  TICKER:                N/A             CUSIP:     Y9890J105
  MEETING DATE:          6/22/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the capital expansion in a                           ISSUER          YES          FOR               FOR
Company to invest in a project

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE
  TICKER:                N/A             CUSIP:     Y9892H107
  MEETING DATE:          3/9/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the JV Agreement entered into                        ISSUER          YES          FOR               FOR
between the Company and Minxi Xinghang State-owned
Assets Investment Co., Ltd. on 08 JAN 2009 to form a
Joint Venture temporarily named Zijin Copper Company
Limited, to invest and build a copper refinery
project with capacity of 200,000 tonnes per year

PROPOSAL #2.: Approve the provision of the financial                       ISSUER          YES          FOR               FOR
guarantee by the Company to Zijin Copper Company
Limited proportionally according to the above-
mentioned JV Agreement and the respective interest in
 the Joint Venture with the yearly maximum amount
proposed [the 'Proposed Annual Cap'] for 3 years
[2009-2011] being RMB 900 millions

PROPOSAL #3.: Authorize the Company's Board of                             ISSUER          YES          FOR               FOR
Directors to take all necessary, appropriate and
discretionary actions in connection with, and for the
 implementation, and/or for giving the effect to the
abovementioned Resolutions 1 and 2, including but not
 limited to take all necessary further actions, to
deal with further registration procedures and to deal
 with all relevant procedures

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE
  TICKER:                N/A             CUSIP:     Y9892H107
  MEETING DATE:          5/15/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for 2008

PROPOSAL #2.: Approve the report of the Independent                        ISSUER          YES          FOR               FOR
Directors for 2008

PROPOSAL #3.: Approve the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for 2008

PROPOSAL #4.: Approve the consolidated audited                             ISSUER          YES          FOR               FOR
financial statements for the YE 31 DEC 2008

PROPOSAL #5.: Approve the Company's 2008 annual                            ISSUER          YES          FOR               FOR
report and its summary report

PROPOSAL #6.: Approve the profit distribution                              ISSUER          YES          FOR               FOR
proposal of the Company for the YE 31 DEC 2008

PROPOSAL #7.: Approve the remunerations of the                             ISSUER          YES          FOR               FOR
Directors, the Supervisors and the Senior Management
of the Company for the YE 31 DEC 2008

PROPOSAL #8.: Reappoint Ernst & Young Hua Ming and                         ISSUER          YES          FOR               FOR
Ernst & Young as the Company's Domestic and
International Auditors respectively for the YE 31 DEC
 2009 and authorize the Board of Directors to
determine their remuneration

PROPOSAL #9.: Amend the Articles 1, 2, 3, 4, 5, 6, 7,                      ISSUER          YES          FOR               FOR
 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20,
21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33,
34, 35, 36, 37, 38, 39, 40 and 41 of the Articles of
the Association of the Company for the Independent
Directors as specified

PROPOSAL #S.10: Amend the Articles 11, 25, 65, 67,                         ISSUER          YES          FOR               FOR
110, 111, 112, 164, 74, 195, 179, 156 and 180 of the
Articles of the Association of the Company as
specified and such amendments shall take effect
conditional upon obtaining any approval, endorsement
or registration as may be necessary from the relevant
 authorities; and authorize the Board of Directors to
 deal with in behalf of the Company the relevant
application, approval, registration, filing
procedures and other related issues arising from the
amendments of the Articles of Association

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZON MULTIMEDIA - SERVICOS DE TELECOMUNICACOES E MU
  TICKER:                N/A             CUSIP:     X9819B101
  MEETING DATE:          4/28/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the Management report, balance                       ISSUER          NO           N/A               N/A
sheet and accounts, individual and consolidated, and
Corporate Governance report, for the year 2008

PROPOSAL #2.: Approve the application and                                  ISSUER          NO           N/A               N/A
distribution of profits and reserves

PROPOSAL #3.: Approve the general appraisal of the                         ISSUER          NO           N/A               N/A
Company's Management and the Supervision

PROPOSAL #4.: Appoint the Member of the Board of                           ISSUER          NO           N/A               N/A
Directors

PROPOSAL #5.: Approve the acquisition and disposal of                      ISSUER          NO           N/A               N/A
 own shares

PROPOSAL #6.: Approve to appreciate the Compensation                       ISSUER          NO           N/A               N/A
Committee statement on the remuneration policy of the
 Members of the Board of Directors and the Audit
Committee

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZTE CORP
  TICKER:                N/A             CUSIP:     Y0004F105
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the financial statements for                         ISSUER          YES          FOR               FOR
the YE 31 DEC 2008 audited by the PRC and the Hong
Kong Auditors

PROPOSAL #2.: Receive the report of the Board of                           ISSUER          YES          FOR               FOR
Directors of the Company for the YE 31 DEC 2008

PROPOSAL #3.: Receive the report of the Supervisory                        ISSUER          YES          FOR               FOR
Committee of the Company for the YE 31 DEC 2008

PROPOSAL #4.: Receive the report of the President of                       ISSUER          YES          FOR               FOR
the Company for the YE 31 DEC 2008

PROPOSAL #5.: Approve the final financial accounts of                      ISSUER          YES          FOR               FOR
 the Company for the YE 31 DEC 2008

PROPOSAL #6.: Approve the resolution of the Company                        ISSUER          YES        AGAINST           AGAINST
on the proposed continuous connected transaction [as
specified under the Rules Governing the Listing of
Stocks on the Shenzhen Stock Exchange] Framework
Agreements for 2009; The Framework Purchase
Agreements for 2009 proposed to be entered into
between ZTE Kangxun Telecom Company, Limited, a
subsidiary of the Company, on the one hand and
connected party Shenzhen Zhongxingxin
Telecommunications Equipment Company, Limited
together with its subsidiaries Shenzhen Zhongxing
Xindi Telecommunications Equipment Company, Limited,
Shenzhen Zhongxing Xinyu FPC Company, Limited and
Shenzhen Zhongxing Xinzhou Complete Equipment
Company, Limited, on the other, in respect of the
purchase of cases, cabinets, distribution frames,
flexible printed circuit boards and shelters with an
annual cap of aggregated transaction amounts under
the framework agreements estimated at RMB 1,200

PROPOSAL #7.: Approve the application by the Company                       ISSUER          YES        AGAINST           AGAINST
to National Development Bank for a USD 2.5 billion
composite credit facility for the purposes of short-
term loans, bond financing, domestic and
international supply chain financing, trade financing
 and medium/long-term projects financing of the
Company on a revolving basis; the aforesaid amount
represents composite credit facilities to be proposed
 by the Company in its application to National
Development Bank; the final amount shall be subject
to approval of National Development Bank; authorize
the Board of Directors to adjust the details and
actual duration of the credit facilities pursuant to
the Company's requirements or negotiations with
National Development Bank, subject to the cap of the
aforesaid USD 2.5 billion composite credit facility
within the effective term of the resolution, and the
Board of Directors and other parties delegated to
negotiate with National Development Bank and sign all
 facilities agreements, financing agreements and
other related legal contracts and documents relating
to the above composite credit facilities and to deal
with other matters relating to such agreements; the
resolution shall be valid for a period of 5 years
from the date of approval at the general meeting;
unless otherwise required, no subsequent resolution
of the Board of Directors or general meeting is
required with respect to any such single application
for financing operations under such credit facility

PROPOSAL #8.: Approve the application by the Company                       ISSUER          YES        AGAINST           AGAINST
to the Bank of China Limited, Shenzhen Branch for a
RMB 15.7 billion composite credit facility; the
aforesaid amount represents composite credit
facilities to be proposed by the Company in its
application to the bank; the final amount shall be
subject to the bank's approval. Authorize the Board
of Directors to adjust the details and actual
duration of the credit facilities pursuant to the
Company's requirements or negotiations with the bank,
 subject to the cap of the aforesaid RMB 15.7 billion
 composite credit facility within the effective term
of the resolution, and the Board of Directors and
other parties delegated to negotiate with the bank
and sign all facilities agreements, financing
agreements and other related legal contracts and
documents relating to the above composite credit
facilities and to deal with other matters relating to
 such agreements; [Authority expires the earlier or
from date on which it is considered and passed at the
 general meeting until (1) the next new credit
facilities have been granted, or (2) 31 DEC 2009];
unless otherwise required, no subsequent resolution
of the Board of Directors is required with respect to
 any such single application for financing operations
 not exceeding such maximum amount Mr. Hou Weigui,
the legal representative of the Company, or his
authorized signatory, is authorized to execute all
facilities agreements, financing agreements and other
 related legal contracts and documents which are
related to the above composite credit facilities

PROPOSAL #9.1: Re-appoint Ernst & Young Hua Ming as                        ISSUER          YES          FOR               FOR
the PRC Auditors of the Company for 2009 and a
proposal be made to the 2008 AGM, authorize the Board
 of Directors to determine the audit fees of Ernst &
Young Hua Ming for 2009 based on specific audit work
to be conducted

PROPOSAL #9.2: Re-appoint Ernst & Young as the Hong                        ISSUER          YES          FOR               FOR
Kong Auditors of the Company for 2009 and a proposal
be made to the 2008 AGM, authorize the Board of
Directors to determine the audit fees of Ernst &
Young for 2009 based on the specific audit work to be
 conducted

PROPOSAL #S.10: Approve the proposals of profit                            ISSUER          YES          FOR               FOR
distribution and capitalization from capital reserve
for 2008 tabled by the Board of Directors of the
Company proposed profit distribution for 2008: RMB 3
for every 10 shares [including tax] or a total of RMB
 402,999,000 in cash, based on the Company's total
share capital of 1,343,330,310 shares as at 31 DEC
2008; proposed capitalization from capital reserve
for 2008: the creation of 3 shares for every 10
shares by way of capitalization of capital reserves,
representing a total increase of 402,999,093 shares
based on the Company's total share capital of
1,343,330,310 shares as at 31 DEC 2008; the balance
of the capital reserves was RMB 6,298,172,000 prior
to the capitalization and RMB 5,895,173,000 after the
 capitalization; fractional entitlements shall be
dealt with in accordance relevant rules of the stock
exchange and the clearing house of the place where
the stocks of the Company are listed; as a result,
the actual amount of share capital increased and the
actual number of shares created in aggregate after
implementation of the proposed capitalization from
capital reserves might be slightly different from the
 aforesaid estimates; authorize the Board of
Directors by the general meeting to deal with matters
 relating to the profit distribution and
capitalization from capital reserves for 2008, to
amend relevant clauses of the Articles of Association
 based on the implementation of the capitalization
from capital reserves to increase the registered
capital of the Company and reflect the new capital
structure after the capitalization from capital
reserves, and to process any changes in industrial
and commercial registration required as a result of
the alteration in registered capital

PROPOSAL #S.11: Authorize the Board of Directors, to                       ISSUER          YES        AGAINST           AGAINST
allot, issue and deal with additional domestic shares
 and overseas-listed foreign shares [H Shares] of the
 Company [including securities convertible into
domestic shares and/or H Shares of the Company] and
to make or grant offers, agreements or options,
during the relevant period, shall not exceed 20% of
the aggregate nominal amount of the share capital of
the domestic shares and H shares of the Company,
otherwise than pursuant to i) a rights issue; or ii)
any option scheme or similar arrangement from time to
 time being adopted for the grant or issue to the
Directors, the Supervisors, the Senior Management
and/or the Employees of the Company and/or any of its
 subsidiaries of shares or rights to acquire shares
of the Company approved by the Board of Directors,
and the Board of Directors will only exercise this
authority in compliance with the Company Law of the
Peoples Republic of China [as amended from time to
time] and Rules Governing the Listing of Securities
on the Stock Exchange of Hong Kong Limited [as
amended from time to time] and with the necessary
approvals of the China Securities Regulatory
Commission and/or other relevant PRC government
authorities; [Authority expires the earlier of the
conclusion of the next AGM or 12 months]; and to
approve and execute all documents and deeds and do
all things or to procure the execution of such
documents and deeds and the doing of such things
necessary in their opinion for the issue of the new
shares [including but not limited to determining the
time and place for issue, class and number of new
shares to be issued, the pricing method and/or issue
prices [including price ranges] of the shares,
submitting all necessary applications to relevant
authorities, entering into underwriting agreements
[or any other agreements], determining the use of
proceeds, and fulfilling filing and registration
requirements of the PRC, Hong Kong and other relevant
 authorities, including but not limited to
registration with relevant PRC authorities of the
increase in registered share capital as a result of
the issue of shares pursuant to passing of this
resolution]; and to amend the Company's Articles of
Association as they deem necessary to increase the
registered share capital of the Company and to
reflect the new capital structure of the Company

PROPOSAL #S12.1: Amend the Article 24 and Article 27                       ISSUER          YES          FOR               FOR
of the Chapter 3 of the Articles of Association
accordingly after the implementation of the
capitalization from the capital reserves, as specified

PROPOSAL #S12.2: Amend Article 83, Article 87,                             ISSUER          YES          FOR               FOR
Article 116, Article 119, Article 225, Article 247,
Article 275, Article 276, Article 277, Article 234 as
 specified of the Articles of Association in
accordance with relevant provisions of the decisions
on amending certain provisions regarding the Cash
Profit Distribution of Listed Companies [No. 57]
[Cash Profit Distribution Provisions] promulgated by
the CSRC and effective from 09 OCT 2008 and the
latest amendments to the Rules Governing the Listing
of Securities on the Stock Exchange of Hong Kong
Limited [the Listing Rules] effective from 01 JAN
2009; and Rules 9, 13, 44 and 49 of the Rules of
Procedure for Shareholders' general meetings be
amended in accordance with the aforesaid amendments

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  ISSUER:                ZTE CORP
  TICKER:                N/A             CUSIP:     Y0004F105
  MEETING DATE:          5/19/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #S.1: Approve the profit distribution for                         ISSUER          YES          FOR               FOR
2008: RMB 3 for every 10 shares [including Tax] or a
total of RMB 402,999,000 in cash, based on the
Company's total share capital of 1,343,330,310 shares
 as at 31 DEC 2008; proposed capitalization from
capital reserve for 2008: the creation of 3 shares
for every 10 shares by way of capitalization of
capital reserves, representing a total increase of
402,999,093 shares based on the Company's total share
 capital of 1,343,330,310 shares as at 31 DEC 2008;
The balance of the capital reserves was RMB
6,298,172,000 prior to the capitalization and RMB
5,895,173,000 after the capitalization; fractional
entitlements shall be dealt with in accordance
relevant rules of the stock exchange and the clearing
 house of the place where the stocks of the Company
are listed; As a result, the actual amount of share
capital increased and the actual number of shares
created in aggregate after implementation of the
proposed capitalization from capital reserves might
be slightly different from the aforesaid estimates;
authorize the Board of Directors by the general
meeting to deal with matters relating to the profit
distribution and capitalization from capital reserves
 for 2008, to amend relevant clauses of the Articles
of Association based on the implementation of the
capitalization from capital reserves to increase the
registered capital of the Company and reflect the new
 capital structure after the capitalization from
capital reserves, and to process any changes in
industrial and commercial registration required as a
result of the alteration in registered capital

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  ISSUER:                ZTE CORPORATION
  TICKER:                N/A             CUSIP:     Y0004F105
  MEETING DATE:          11/27/2008                                                                                  FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve that, the Resolution of the                          ISSUER          YES          FOR               FOR
Company on the Investment in a research and
Development Base Project in Xi'an Hi-tech Park and
the Execution of the Investment Agreement that the
investment and construction of ZTE Corporation Xi'an
Research and Development and Production Base in Xi'an
 Hi-tech Industrial Development Park by the Company
and the signing of the investment agreement and
relevant supplemental agreement [s] by the Company
with Xi'an Hi-tech Industrial Development Park
Management Committee in respect of the investment and
 construction of ZTE Corporation Xi'an Research and
Development and Production Base in Xi'an Hi-tech
Industrial Development Park by the Company and
authorize Mr. Hou Weigui, Legal Representative of the
 Company, or any signatory appointed by Mr. Hou
Weigui, to sign the relevant legal contracts and
documents as specified

----------------------------------------------------------------------------------------------------------------------------------------------------------------
  ISSUER:                ZTE CORPORATION
  TICKER:                N/A             CUSIP:     Y0004F105
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.1: Elect Ms. Qu Xiaohui as an Independent                      ISSUER          YES          FOR               FOR
 Director of the Fourth Session of the Board of
Directors of the Company for a term from 22 JUL 2009
to 29 MAR 2010, as specified

PROPOSAL #1.2: Elect Mr. Chen Naiwei as an                                 ISSUER          YES          FOR               FOR
Independent Director of the Fourth Session of the
Board of Directors of the Company for a term from 22
JUL 2009 to 29 MAR 2010, as specified

PROPOSAL #1.3: Elect Mr. Wei Wei as an Independent                         ISSUER          YES          FOR               FOR
Director of the Fourth Session of the Board of
Directors of the Company for a term from 22 JUL 2009
to 29 MAR 2010, as specified

PROPOSAL #2.: Approve the provision of guarantee by                        ISSUER          YES          FOR               FOR
the Company by way of the pledge of its 51% equity
interests in Closed Joint-Stock Company CJSC TK
Mobile [CJSC TK Mobile] as a security against the USD
 70,600,000 bank loan with a 9-year term extended to
CJSC TK Mobile [with a term from the date on which
the Agreement on the Pledge of Equity Interests is
executed and becomes effective to the date on which
the debts owed by CJSC TK Mobile under the financing
documents are fully repaid], as specified

PROPOSAL #3.: Approve the provision of Performance                         ISSUER          YES        AGAINST           AGAINST
Guarantee for the Company's wholly-owned subsidiary,
PT. ZTE Indonesia considered by the Board of
Directors of the Company at the 25th Meeting of the
Fourth Session of the Board of Directors held on 05
JUN 2009, the details of which have been disclosed in
 the Company's announcements entitled Announcement of
 the Resolutions passed at the 25th Meeting of the
Fourth Session of the Board of Directors published on
 05 JUN 2009; Zhongxingxin is seeking the approval of
 the provision of performance guarantee for PT. ZTE
Indonesia [ZTE Indonesia] by the shareholders of ZTE
by way of an ordinary resolution at the First EGM of
2009 to be held on 30 JUN 2009, the details of which
are: the Company will provide performance guarantee
for ZTE Indonesia for an amount not exceeding USD 40
million, with a term commencing on the date on which
the Technical Support Framework Agreement takes
effect upon execution and ending on the date on which
 the performance of ZTE Indonesia's obligations under
 the Technical Support Framework Agreement is
completed; the Company will apply to the relevant
bank for the issuance of a letter of performance
guarantee to provide guarantee with a maximum
accumulated amount of USD 5 million in favor of PT.
Telkomunikasi Selular, an Indonesian mobile
communications carrier, in respect of the performance
 obligations of ZTE and ZTE Indonesia under the
Equipment Purchase Framework Agreement and Technical
Support Framework Agreement, with a term commencing
on the date of issuance of the letter of guarantee by
 the bank and ending on the date falling 3 years and
6 months after the issuance of the letter of
guarantee or on which the performance obligations of
ZTE and ZTE Indonesia under the Equipment Purchase
Framework Agreement and Technical Support Framework
Agreement are fully completed, whichever is later, as

PROPOSAL #S.4: Approve the renewal of the 2009                             ISSUER          YES        AGAINST           AGAINST
general mandate of ZTE Corporation, as specified

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  ISSUER:                ZURICH FINANCIAL SERVICES, ZUERICH
  TICKER:                N/A             CUSIP:     H9870Y105
  MEETING DATE:          4/2/2009                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive the annual report including                          ISSUER          YES          FOR               FOR
remuneration report, the annual financial statements
and consolidated financial statements for 2008

PROPOSAL #2.: Approve the appropriation of the                             ISSUER          YES          FOR               FOR
available earnings of Zurich Financial Services for
2008

PROPOSAL #3.: Approve to discharge the Members of the                      ISSUER          YES          FOR               FOR
 Board of Directors and the Group Executive Committee

PROPOSAL #4.: Approve to increase the authorized                           ISSUER          YES          FOR               FOR
share capital and amend the Article 5 BIS Paragraph 1
 of the Articles of Incorporation

PROPOSAL #5.: Approve to increase the contingent                           ISSUER          YES          FOR               FOR
share capital and amend the Article 5 TER Paragraph
1a of the Articles of Incorporation

PROPOSAL #6.: Approve to change the Company name                           ISSUER          YES          FOR               FOR

PROPOSAL #7.1.1: Re-elect Mr. Thomas Escher to the                         ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #7.1.2: Re-elect Mr. Don Nicolaisen to the                        ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #7.1.3: Re-elect Mr. Philippe Pidoux to the                       ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #7.1.4: Re-elect Mr. Vernon Sankey to the                         ISSUER          YES          FOR               FOR
Board of Director

PROPOSAL #7.2: Re-elect PricewaterhouseCoopers as the                      ISSUER          YES          FOR               FOR
 Auditors

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
  By:     /s/F. William McNabb III
             (Heidi Stam)
             F. William McNabb III*
             President, Chief Executive Officer and Trustee
  Date:   August 27, 2009
      *  By Power of Attorney.  Filed on July 24, 2009, see File Number 2-88373.
                Incorporated by Reference.